UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number
811-07953

EQ ADVISORS TRUST
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105
(Address of principal executive offices)

SHANE DALY
Executive Vice President, General Counsel and Secretary
Equitable Investment Management Group, LLC
1345 Avenue of the Americas
New York, New York 10105
(Name and Address of Agent for Service)

Copies to:
MARK AMOROSI, ESQ.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212)
554-1234
Date of fiscal year end: December 31
Date of reporting period: January 1, 2024 – December 31, 2024

Item 1.	Reports to Stockholders.

Item 1(a):

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$57	0.54%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 11.16% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 56% to the global equity asset class contributed approximately 73% of the total return in 2024. U.S. growth stocks
continued
to deliver robust performance.
•  The Portfolio’s average allocation of 22% to alternative investments also contributed. In the alternatives markets, gold and precious metals companies were the top performers.
•  The Portfolio’s investments in the EQ/Loomis Sayles Growth Portfolio and EQ/JPMorgan Growth Stock Portfolio, as well as investments
in indexed alternative portfolios, were significant contributors.

What hurt performance during the year?

•  Exposure to international equities and emerging market equities detracted, as international and emerging markets lagged the U.S. markets.
•  Exposure to alternative investments pegged to global real estate and natural resources also detracted, reflecting weakness in those markets.
•  In general, fixed-income investments produced only modest positive returns, particularly those positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, which did not materialize.

Annual Shareholder Report - December 31, 2024	1	EQ/All Asset Growth Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/All Asset Growth Allocation Index and Bloomberg U.S. Intermediate Government/Credit Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/All Asset Growth Allocation Portfolio (Class IB)	11.16%	6.22%	6.15%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/All Asset Growth Allocation Index	9.19%	6.24%	6.19%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	1.71%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$435,376,345

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$451,617

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2024	2	EQ/All Asset Growth Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.6%

Equity	54.0%

Fixed Income	19.2%

Alternatives	13.4%

Exchange Traded Funds		12.9%

Commodity	7.1%

Equity	3.7%

Fixed Income	2.1%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		-1.4%

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	7.8%

EQ/AB Small Cap Growth Portfolio	6.7%

1290 VT GAMCO Small Company Value Portfolio	6.3%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

EQ/Loomis Sayles Growth Portfolio	5.0%

EQ/JPMorgan Growth Stock Portfolio	4.7%

EQ/Core Plus Bond Portfolio	4.4%

EQ/Invesco Comstock Portfolio	3.9%

Invesco DB Precious Metals Fund	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146421_B
A030-B

Annual Shareholder Report - December 31, 2024	3	EQ/All Asset Growth Allocation Portfolio (Class IB)

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$31	0.29%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.46% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 56% to the global equity asset class contributed approximately 73% of the total return in 2024. U.S. growth stocks continued to deliver robust performance.
•  The Portfolio’s average allocation of 22% to alternative investments also contributed. In the alternatives markets, gold and precious metals companies were the top performers.
•  The Portfolio’s investments in the EQ/Loomis Sayles Growth Portfolio and EQ/JPMorgan Growth Stock Portfolio, as well as investments in indexed alternative portfolios, were significant contributors.

What hurt performance during the year?

•  Exposure to international equities and emerging market equities detracted, as international and emerging markets lagged the U.S. markets.
•  Exposure to alternative investments pegged to global real estate and natural resources also detracted, reflecting weakness in those markets.
•  In general, fixed-income investments produced only modest positive returns, particularly those positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, which did not materialize.

Annual Shareholder Report - December 31, 2024	1	EQ/All Asset Growth Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/All Asset Growth Allocation Index and Bloomberg U.S. Intermediate Government/Credit Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/All Asset Growth Allocation Portfolio (Class K)	11.46%	6.48%	6.41%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/All Asset Growth Allocation Index	9.19%	6.24%	6.19%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	1.71%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$435,376,345

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$451,617

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2024	2	EQ/All Asset Growth Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.6%

Equity	54.0%

Fixed Income	19.2%

Alternatives	13.4%

Exchange Traded Funds		12.9%

Commodity	7.1%

Equity	3.7%

Fixed Income	2.1%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		-1.4%

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	7.8%

EQ/AB Small Cap Growth Portfolio	6.7%

1290 VT GAMCO Small Company Value Portfolio	6.3%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

EQ/Loomis Sayles Growth Portfolio	5.0%

EQ/JPMorgan Growth Stock Portfolio	4.7%

EQ/Core Plus Bond Portfolio	4.4%

EQ/Invesco Comstock Portfolio	3.9%

Invesco DB Precious Metals Fund	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.8%

Additional Infor ma tion
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146421_K
A030-K

Annual Shareholder Report - December 31, 2024	3	EQ/All Asset Growth Allocation Portfolio (Class K)

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Ultra Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.51%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 2.81% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 89% to the fixed-income asset class produced almost half of the total return, and the average allocation of 11% to the global equity asset class produced the remainder of the total return.
•  The Portfolio’s largest holding, the EQ/Intermediate Government Bond Portfolio, was the biggest single contributor to total return.
•  The Portfolio’s largest equity holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, made a comparable contribution to total return.

What hurt performance during the year?

•  Exposure to international equities produced only a negligible gain, as international equity markets meaningfully lagged the U.S. equity market.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Ultra Conservative Strategy Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index, EQ/Ultra Conservative Strategy Index, S&P 500
®
Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Ultra Conservative Strategy Portfolio (Class IB)	2.81%	1.08%	1.43%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
EQ/Ultra Conservative Strategy Index	3.97%	1.70%	2.27%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,831,145,815

Number of Portfolio Holdings	7

Total Investment Advisory Fees Paid	$1,865,255

Portfolio Turnover Rate	21%

Annual Shareholder Report - December 31, 2024	2	EQ/Ultra Conservative Strategy Portfolio (Class IB)

What did the Portfolio inve
s
t in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Fixed Income	89.8%

Equity	10.3%

Cash and Other Assets Less Liabilities		-0.1%	#

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	66.4%

EQ/Long-Term Bond Portfolio	13.2%

EQ/Intermediate Corporate Bond Portfolio	10.3%

EQ/500 Managed Volatility Portfolio	6.3%

EQ/2000 Managed Volatility Portfolio	2.2%

EQ/International Managed Volatility Portfolio	1.3%

EQ/400 Managed Volatility Portfolio	0.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

147365_B
A097-B

Annual Shareholder Report - December 31, 2024	3	EQ/Ultra Conservative Strategy Portfolio (Class IB)

EQ/CONSERVATIVE STRATEGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.51%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 4.80% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 21% to the global equity asset class was the largest contributor to total return, as stock markets benefitted from a positive economic environment.
•  Exposure to U.S. equities across the capitalization range was strongly additive to performance.
•  The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to total return.

What hurt performance during the year?

•  The Portfolio’s average allocation of 79% to the fixed-income asset class produced more modest, although positive, returns.
•  Exposure to international equities contributed only minimally to performance, as international equity markets meaningfully lagged the U.S. equity market.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Conservative Strategy Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index, EQ/Conservative Strategy Index, S&P 500
®
Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Conservative Strategy Portfolio (Class IB)	4.80%	1.82%	2.33%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
EQ/Conservative Strategy Index	4.83%	2.28%	2.91%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$568,974,817

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$590,843

Portfolio Turnover Rate	20%

Annual Shareholder Report - December 31, 2024	2	EQ/Conservative Strategy Portfolio (Class IB)

What did the Portfolio invest in
?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Fixed Income	80.0%

Equity	20.1%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Core Bond Index Portfolio	30.8%

EQ/Intermediate Government Bond Portfolio	17.6%

EQ/Intermediate Corporate Bond Portfolio	15.5%

EQ/500 Managed Volatility Portfolio	12.2%

EQ/Long-Term Bond Portfolio	9.0%

EQ/AB Short Duration Government Bond Portfolio	7.1%

EQ/2000 Managed Volatility Portfolio	4.2%

EQ/International Managed Volatility Portfolio	2.6%

EQ/400 Managed Volatility Portfolio	1.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146424_B
A040-B

Annual Shareholder Report - December 31, 2024	3	EQ/Conservative Strategy Portfolio (Class IB)

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Conservative Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.50%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.66% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 41% to the global equity asset class was the largest contributor to total return, as stock markets benefitted from a positive economic environment.
•  Exposure to U.S. equities across the capitalization range was strongly additive to performance.
•  The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to total return.

What hurt performance during the year?

•  The Portfolio’s average allocation of 59% to the fixed-income asset class produced more modest, although positive, returns.
•  Exposure to international equities contributed only minimally to performance, as international equity markets meaningfully lagged the U.S. equity market.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Conservative Growth Strategy Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index, EQ/Conservative Growth Strategy Index, S&P 500
®
Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Conservative Growth Strategy Portfolio (Class IB)	7.66%	3.87%	4.11%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
EQ/Conservative Growth Strategy Index	7.50%	4.40%	4.76%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,132,078,938

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$1,141,250

Portfolio Turnover Rate	16%

Annual Shareholder Report - December 31, 2024	2	EQ/Conservative Growth Strategy Portfolio (Class IB)

What did the Portfolio invest i
n
?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	60.1%

Equity	39.9%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	23.8%

EQ/Core Bond Index Portfolio	22.1%

EQ/Intermediate Government Bond Portfolio	11.7%

EQ/Intermediate Corporate Bond Portfolio	11.2%

EQ/Long-Term Bond Portfolio	9.5%

EQ/2000 Managed Volatility Portfolio	9.2%

EQ/AB Short Duration Government Bond Portfolio	5.6%

EQ/International Managed Volatility Portfolio	5.2%

EQ/400 Managed Volatility Portfolio	1.7%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146423_B
A039-B

Annual Shareholder Report - December 31, 2024	3	EQ/Conservative Growth Strategy Portfolio (Class IB)

EQ/BALANCED STRATEGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Balanced Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.16% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 50% to the global equity asset class was the largest contributor to total return, as stock markets benefitted from a positive economic environment.
•  Exposure to U.S. equities across the capitalization range was strongly additive to performance.
•  The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to total return.

What hurt performance during the year?

•  The Portfolio’s average allocation of 50% to the fixed-income asset class produced only modest positive returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges were the biggest detractors from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Balanced Strategy Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Balanced Strategy Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Balanced Strategy Portfolio (Class IB)	9.16%	4.90%	5.01%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Balanced Strategy Index	9.29%	5.63%	5.81%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,236,222,032

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$3,095,006

Portfolio Turnover Rate	16%

Annual Shareholder Report - December 31, 2024	2	EQ/Balanced Strategy Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	50.1%

Equity	49.9%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	30.1%

EQ/Core Bond Index Portfolio	18.3%

EQ/2000 Managed Volatility Portfolio	11.5%

EQ/Long-Term Bond Portfolio	9.2%

EQ/Intermediate Government Bond Portfolio	9.2%

EQ/Intermediate Corporate Bond Portfolio	9.2%

EQ/International Managed Volatility Portfolio	6.3%

EQ/AB Short Duration Government Bond Portfolio	4.2%

EQ/400 Managed Volatility Portfolio	2.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financi al
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146422_B
A033-B

Annual Shareholder Report - December 31, 2024	3	EQ/Balanced Strategy Portfolio (Class IB)

EQ/MODERATE GROWTH STRATEGY PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Moderate Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.76% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 61% to the global equity asset class was the largest contributor to total return, as stock markets benefitted from a positive economic environment.
•  Exposure to U.S. equities across the capitalization range was strongly additive to performance.
•  The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to total return.

What hurt performance during the year?

•  The Portfolio’s average allocation of 39% to the fixed-income asset class produced only minimal positive returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Moderate Growth Strategy Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Moderate Growth Strategy Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Moderate Growth Strategy Portfolio (Class IB)	10.76%	5.96%	5.91%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Moderate Growth Strategy Index	10.73%	6.69%	6.72%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$5,420,370,430

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$5,124,970

Portfolio Turnover Rate	16%

Annual Shareholder Report - December 31, 2024	2	EQ/Moderate Growth Strategy Portfolio (Class IB)

What did the Portfolio inv
e
st in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	59.9%

Fixed Income	40.1%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	36.3%

EQ/Core Bond Index Portfolio	14.7%

EQ/2000 Managed Volatility Portfolio	13.6%

EQ/Long-Term Bond Portfolio	7.8%

EQ/International Managed Volatility Portfolio	7.6%

EQ/Intermediate Corporate Bond Portfolio	7.5%

EQ/Intermediate Government Bond Portfolio	7.4%

EQ/AB Short Duration Government Bond Portfolio	2.6%

EQ/400 Managed Volatility Portfolio	2.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements
, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146426_B
A085-B

Annual Shareholder Report - December 31, 2024	3	EQ/Moderate Growth Strategy Portfolio (Class IB)

EQ/GROWTH STRATEGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.42% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 71% to the global equity asset class was the largest contributor to total return, as stock markets benefitted from a positive economic environment.
•  Exposure to U.S. equities across the capitalization range was strongly additive to performance.
•  The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to total return.

What hurt performance during the year?

•  The Portfolio’s average allocation of 29% to the
fixed-income
asset class provided only minimally positive returns.
•  Exposure to U.S. government bonds in long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Growth Strategy Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Growth Strategy Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Growth Strategy Portfolio (Class IB)	12.42%	7.03%	6.80%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Growth Strategy Index	12.20%	7.75%	7.62%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$4,730,304,937

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$4,430,289

Portfolio Turnover Rate	17%

Annual Shareholder Report - December 31, 2024	2	EQ/Growth Strategy Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	70.0%

Fixed Income	30.0%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	42.7%

EQ/2000 Managed Volatility Portfolio	15.9%

EQ/Core Bond Index Portfolio	10.8%

EQ/International Managed Volatility Portfolio	8.7%

EQ/Long-Term Bond Portfolio	6.2%

EQ/Intermediate Corporate Bond Portfolio	5.5%

EQ/Intermediate Government Bond Portfolio	5.4%

EQ/400 Managed Volatility Portfolio	2.7%

EQ/AB Short Duration Government Bond Portfolio	2.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146425_B
A054-B

Annual Shareholder Report - December 31, 2024	3	EQ/Growth Strategy Portfolio (Class IB)

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Aggressive Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.11% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 81% to the global equity asset class was the largest contributor to total return, as stock markets benefitted from a positive economic environment.
•  Exposure to U.S. equities across the capitalization range was strongly additive to performance.
•  The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to total return.

What hurt performance during the year?

•  The Portfolio’s average allocation of 19% to the
fixed-income
asset class produced only minimal positive returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Aggressive Growth Strategy Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Aggressive Growth Strategy Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Aggressive Growth Strategy Portfolio (Class IB)	14.11%	8.06%	7.68%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Aggressive Growth Strategy Index	14.15%	9.02%	8.67%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$5,537,446,603

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$5,009,707

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	EQ/Aggressive Growth Strategy Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	80.2%

Fixed Income	19.8%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	49.1%

EQ/2000 Managed Volatility Portfolio	18.2%

EQ/International Managed Volatility Portfolio	9.9%

EQ/Core Bond Index Portfolio	7.1%

EQ/Long-Term Bond Portfolio	4.3%

EQ/Intermediate Corporate Bond Portfolio	3.6%

EQ/Intermediate Government Bond Portfolio	3.5%

EQ/400 Managed Volatility Portfolio	2.9%

EQ/AB Short Duration Government Bond Portfolio	1.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

148394_B
A029-B

Annual Shareholder Report - December 31, 2024	3	EQ/Aggressive Growth Strategy Portfolio (Class IB)

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$48	0.47%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 4.61% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 21% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 79% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Conservative Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index, EQ/Conservative Allocation Index, S&P 500
®
Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Conservative Allocation Portfolio (Class IB)	4.61%	1.71%	2.35%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
EQ/Conservative Allocation Index	4.56%	2.17%	2.82%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$650,854,875

Number of Portfolio Holdings	34

Total Investment Advisory Fees Paid	$297,988

Portfolio Turnover Rate	10%

Annual Shareholder Report - December 31, 2024	2	EQ/Conservative Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	79.6%

Equity	20.3%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.2%

EQ/Core Bond Index Portfolio	15.7%

EQ/PIMCO Ultra Short Bond Portfolio	9.2%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	6.5%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	5.9%

EQ/Quality Bond PLUS Portfolio	4.7%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146402_B
A038-B

Annual Shareholder Report - December 31, 2024	3	EQ/Conservative Allocation Portfolio (Class IB)

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$22	0.22%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 4.88% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 21% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 79% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Conservative Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index, EQ/Conservative Allocation Index, S&P 500
®
Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Conservative Allocation Portfolio (Class K)	4.88%	1.95%	2.59%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
EQ/Conservative Allocation Index	4.56%	2.17%	2.82%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$650,854,875

Number of Portfolio Holdings	34

Total Investment Advisory Fees Paid	$297,988

Portfolio Turnover Rate	10%

Annual Shareholder Report - December 31, 2024	2	EQ/Conservative Allocation Portfolio (Class K)

What did the P
or
tfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	79.6%

Equity	20.3%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.2%

EQ/Core Bond Index Portfolio	15.7%

EQ/PIMCO Ultra Short Bond Portfolio	9.2%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	6.5%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	5.9%

EQ/Quality Bond PLUS Portfolio	4.7%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146402_K
A038-K

Annual Shareholder Report - December 31, 2024	3	EQ/Conservative Allocation Portfolio (Class K)

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$56	0.54%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.02% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 41% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 59% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Conservative-Plus Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index, EQ/Conservative-Plus Allocation Index, S&P 500
®
Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Conservative-Plus Allocation Portfolio (Class IB)	7.02%	3.55%	3.96%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
EQ/Conservative-Plus Allocation Index	7.14%	4.25%	4.63%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$797,255,783

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$837,525

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	EQ/Conservative-Plus Allocation Portfolio (Class IB)

What did
the
Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.7%

Equity	40.2%

Investment Companies		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.6%

ATM Large Cap Managed Volatility Portfolio	11.4%

EQ/Core Bond Index Portfolio	11.2%

EQ/Long-Term Bond Portfolio	7.0%

EQ/PIMCO Ultra Short Bond Portfolio	6.0%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.4%

EQ/Quality Bond PLUS Portfolio	3.7%

ATM International Managed Volatility Portfolio	3.5%

EQ/Core Plus Bond Portfolio	3.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146403_B
A041-B

Annual Shareholder Report - December 31, 2024	3	EQ/Conservative-Plus Allocation Portfolio (Class IB)

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$30	0.29%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.28% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 41% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 59% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Conservative-Plus Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index, EQ/Conservative-Plus Allocation Index, S&P 500
®
Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Conservative-Plus Allocation Portfolio (Class K)	7.28%	3.81%	4.22%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
EQ/Conservative-Plus Allocation Index	7.14%	4.25%	4.63%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$797,255,783

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$837,525

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	EQ/Conservative-Plus Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.7%

Equity	40.2%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.6%

ATM Large Cap Managed Volatility Portfolio	11.4%

EQ/Core Bond Index Portfolio	11.2%

EQ/Long-Term Bond Portfolio	7.0%

EQ/PIMCO Ultra Short Bond Portfolio	6.0%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.4%

EQ/Quality Bond PLUS Portfolio	3.7%

ATM International Managed Volatility Portfolio	3.5%

EQ/Core Plus Bond Portfolio	3.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146403_K
A041-K

Annual Shareholder Report - December 31, 2024	3	EQ/Conservative-Plus Allocation Portfolio (Class K)

EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IA	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned 7.91% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio's average allocation of 49% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio's investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio's average allocation of 51% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio's investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Moderate Allocation Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Moderate Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Moderate Allocation Portfolio (Class IA)	7.91%	4.33%	4.66%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Moderate Allocation Index	8.01%	5.05%	5.34%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$5,330,858,605

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$5,074,948

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	EQ/Moderate Allocation Portfolio (Class IA)

What did
the
Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.2%

Fixed Income	49.7%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Core Bond Index Portfolio	9.0%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	5.5%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.8%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146404_A
A084-A

Annual Shareholder Report - December 31, 2024	3	EQ/Moderate Allocation Portfolio (Class IA)

EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.92% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 49% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 51% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Moderate Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Moderate Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Moderate Allocation Portfolio (Class IB)	7.92%	4.33%	4.66%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Moderate Allocation Index	8.01%	5.05%	5.34%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$5,330,858,605

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$5,074,948

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	EQ/Moderate Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.2%

Fixed Income	49.7%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Core Bond Index Portfolio	9.0%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	5.5%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.8%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146404_B
A084-B

Annual Shareholder Report - December 31, 2024	3	EQ/Moderate Allocation Portfolio (Class IB)

EQ/MODERATE ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$25	0.24%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 8.25% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 49% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 51% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Moderate Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Moderate Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Moderate Allocation Portfolio (Class K)	8.25%	4.60%	4.93%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Moderate Allocation Index	8.01%	5.05%	5.34%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$5,330,858,605

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$5,074,948

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	EQ/Moderate Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.2%

Fixed Income	49.7%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Core Bond Index Portfolio	9.0%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	5.5%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.8%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146404_K
A084-K

Annual Shareholder Report - December 31, 2024	3	EQ/Moderate Allocation Portfolio (Class K)

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.75% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 71% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 29% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Moderate-Plus Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Moderate-Plus Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Moderate-Plus Allocation Portfolio (Class IB)	10.75%	6.38%	6.36%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Moderate-Plus Allocation Index	10.79%	7.11%	7.09%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$6,929,406,705

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$6,461,528

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2024	2	EQ/Moderate-Plus Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	70.4%

Fixed Income	29.5%

Cash and Other Assets Less Liabilities		0.1%	#

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.6%

ATM Small Cap Managed Volatility Portfolio	7.5%

ATM International Managed Volatility Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	6.0%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.9%

EQ/Large Cap Core Managed Volatility Portfolio	3.3%

EQ/AB Small Cap Growth Portfolio	3.2%

EQ/MFS International Growth Portfolio	3.0%

Multimanager Core Bond Portfolio	2.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146405_B
A086-B

Annual Shareholder Report - December 31, 2024	3	EQ/Moderate-Plus Allocation Portfolio (Class IB)

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$25	0.24%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.13% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 71% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 29% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Moderate-Plus Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Moderate-Plus Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Moderate-Plus Allocation Portfolio (Class K)	11.13%	6.65%	6.63%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Moderate-Plus Allocation Index	10.79%	7.11%	7.09%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$6,929,406,705

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$6,461,528

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2024	2	EQ/Moderate-Plus Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	70.4%

Fixed Income	29.5%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.6%

ATM Small Cap Managed Volatility Portfolio	7.5%

ATM International Managed Volatility Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	6.0%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.9%

EQ/Large Cap Core Managed Volatility Portfolio	3.3%

EQ/AB Small Cap Growth Portfolio	3.2%

EQ/MFS International Growth Portfolio	3.0%

Multimanager Core Bond Portfolio	2.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146405_K
A086-K

Annual Shareholder Report - December 31, 2024	3	EQ/Moderate-Plus Allocation Portfolio (Class K)

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$53	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.73% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 91% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 9% to the fixed-income asset class produced only minimal positive returns.
•  The foreign equity asset category detracted from returns, as did exposure to longer-term and higher-quality bonds.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Aggressive Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Aggressive Allocation Index and Bloomberg U.S. Intermediate Government Bond OpenSans-RegularIndex over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Aggressive Allocation Portfolio (Class IB)	13.73%	8.26%	7.95%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Aggressive Allocation Index	14.07%	9.34%	8.94%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,225,356,946

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$3,050,005

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2024	2	EQ/Aggressive Allocation Portfolio (Class IB)

What did the Portfolio
invest
in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	90.9%

Fixed Income	9.1%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.6%

ATM International Managed Volatility Portfolio	9.5%

ATM Small Cap Managed Volatility Portfolio	8.2%

EQ/Large Cap Core Managed Volatility Portfolio	4.8%

EQ/MFS International Growth Portfolio	3.9%

EQ/Global Equity Managed Volatility Portfolio	3.8%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.6%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Value Managed Volatility Portfolio	3.0%

EQ/International Value Managed Volatility Portfolio	2.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146401_B
A028-B

Annual Shareholder Report - December 31, 2024	3	EQ/Aggressive Allocation Portfolio (Class IB)

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$26	0.24%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.09% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 91% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 9% to the fixed-income asset class produced only minimal positive returns.
•  The foreign equity asset category detracted from returns, as did exposure to longer-term and higher-quality bonds.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Annual Shareholder Report - December 31, 2024	1	EQ/Aggressive Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/Aggressive Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Aggressive Allocation Portfolio (Class K)	14.09%	8.55%	8.24%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Aggressive Allocation Index	14.07%	9.34%	8.94%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,225,356,946

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$3,050,005

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2024	2	EQ/Aggressive Allocation Portfolio (Class K)

What did
the
Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	90.9%

Fixed Income	9.1%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.6%

ATM International Managed Volatility Portfolio	9.5%

ATM Small Cap Managed Volatility Portfolio	8.2%

EQ/Large Cap Core Managed Volatility Portfolio	4.8%

EQ/MFS International Growth Portfolio	3.9%

EQ/Global Equity Managed Volatility Portfolio	3.8%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.6%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Value Managed Volatility Portfolio	3.0%

EQ/International Value Managed Volatility Portfolio	2.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146401_K
A028-K

Annual Shareholder Report - December 31, 2024	3	EQ/Aggressive Allocation Portfolio (Class K)

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$67	0.65%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.25% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s tactical overweighting in strategies displaying strong momentum and growth characteristics contributed to performance.
•  The Portfolio’s investment in the AB Small Cap Growth Portfolio, which outperformed the broad equity market, was a top contributor to performance.
•  The Portfolio’s investment in the 1290 Essex Small Cap Growth Fund also was a top contributor to performance.

What hurt performance during the year?

•  Exposure to the international equity asset category detracted from returns, as international equity markets meaningfully lagged the U.S. equity market.
•  Exposure to higher quality bonds also detracted, as 10-Year U.S. Treasury yields increased by around 70 basis points.
•  Investments in the 1290 Diversified Bond Fund and the 1290 GAMCO Small/Mid Cap Value Fund were the top detractors from performance.

Annual Shareholder Report - December 31, 2024	1	Equitable Conservative Growth MF/ETF Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI ACWI (Net) Index, Equitable Conservative Growth MF/ETF Index and Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Equitable Conservative Growth MF/ETF Portfolio (Class IB)	7.25%	5.15%	5.25%
MSCI ACWI (Net) Index	17.49%	10.06%	9.23%
Equitable Conservative Growth MF/ETF Index	7.53%	3.98%	4.67%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$78,288,875

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid	$85,662

Portfolio Turnover Rate	29%

Annual Shareholder Report - December 31, 2024	2	Equitable Conservative Growth MF/ETF Portfolio (Class IB)

What did
the
Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		65.1%

Fixed Income	43.3%

Equity	21.8%

Exchange Traded Funds		33.0%

Equity	26.5%

Fixed Income	6.5%

Short-Term Investments		3.8%

Cash and Other Assets Less Liabilities		-1.9%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	34.3%

1290 SmartBeta Equity Fund	10.2%

1290 High Yield Bond Fund	9.0%

iShares Core S&P Total U.S. Stock Market ETF	8.8%

SPDR Portfolio Developed World ex-US ETF	5.7%

iShares Core S&P U.S. Growth ETF	5.4%

iShares Broad USD High Yield Corporate Bond ETF	5.2%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.8%

1290 Essex Small Cap Growth Fund	3.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

148392_B
A100-B

Annual Shareholder Report - December 31, 2024	3	Equitable Conservative Growth MF/ETF Portfolio (Class IB)

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$42	0.40%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.50% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s tactical overweighting in strategies displaying strong momentum and growth characteristics contributed to performance.
•  The Portfolio’s investment in the AB Small Cap Growth Portfolio, which outperformed the broad equity market, was a top contributor to performance.
•  The Portfolio’s investment in the 1290 Essex Small Cap Growth Fund also was a top contributor to performance.

What hurt performance during the year?

•  Exposure to the international equity asset category detracted from returns, as international equity markets meaningfully lagged the U.S. equity market.
•  Exposure to higher quality bonds also detracted, as 10-Year U.S. Treasury yields increased by around 70 basis points.
•  Investments in the 1290 Diversified Bond Fund and the 1290 GAMCO Small/Mid Cap Value Fund were the top detractors from performance.

Annual Shareholder Report - December 31, 2024	1	Equitable Conservative Growth MF/ETF Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI ACWI (Net) Index, Equitable Conservative Growth MF/ETF Index and Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Equitable Conservative Growth MF/ETF Portfolio (Class K)	7.50%	5.41%	5.51%
MSCI ACWI (Net) Index	17.49%	10.06%	9.23%
Equitable Conservative Growth MF/ETF Index	7.53%	3.98%	4.67%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$78,288,875

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid	$85,662

Portfolio Turnover Rate	29%

Annual Shareholder Report - December 31, 2024	2	Equitable Conservative Growth MF/ETF Portfolio (Class K)

What did the
Portfolio
invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		65.1%

Fixed Income	43.3%

Equity	21.8%

Exchange Traded Funds		33.0%

Equity	26.5%

Fixed Income	6.5%

Short-Term Investments		3.8%

Cash and Other Assets Less Liabilities		-1.9%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	34.3%

1290 SmartBeta Equity Fund	10.2%

1290 High Yield Bond Fund	9.0%

iShares Core S&P Total U.S. Stock Market ETF	8.8%

SPDR Portfolio Developed World ex-US ETF	5.7%

iShares Core S&P U.S. Growth ETF	5.4%

iShares Broad USD High Yield Corporate Bond ETF	5.2%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.8%

1290 Essex Small Cap Growth Fund	3.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

148392_K
A100-K

Annual Shareholder Report - December 31, 2024	3	Equitable Conservative Growth MF/ETF Portfolio (Class K)

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$64	0.61%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.62% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio's tactical overweighting in strategies displaying strong momentum and growth characteristics contributed to performance.
•  The Portfolio's investment in the AB Small Cap Growth Portfolio, which outperformed the broad equity market, was a top contributor to performance.
•  The Portfolio's investment in the 1290 Essex Small Cap Growth Fund also was a top contributor to performance.

What hurt performance during the year?

•  Exposure to the international equity asset category detracted from returns, as international equity markets meaningfully lagged the U.S. equity market.
•  Exposure to higher quality bonds also detracted, as 10-Year U.S. Treasury yields increased by around 70 basis points.
•  Investments in the 1290 Diversified Bond Fund and the 1290 GAMCO Small/Mid Cap Value Fund were the top detractors from performance.

Annual Shareholder Report - December 31, 2024	1	Equitable Moderate Growth MF/ETF Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the MSCI ACWI (Net) Index, Equitable Moderate Growth MF/ETF Index and Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
Equitable Moderate Growth MF/ETF Portfolio (Class IB)	10.62%	3.14%
MSCI ACWI (Net) Index	17.49%	7.51%
Equitable Moderate Growth MF/ETF Index	10.78%	4.17%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.06%

*	Date of inception: February 15, 2022
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$25,499,058

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	27%

Annual Shareholder Report - December 31, 2024	2	Equitable Moderate Growth MF/ETF Portfolio (Class IB)

What did the Portfolio in
v
est in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		63.2%

Equity	37.9%

Fixed Income	25.3%

Exchange Traded Funds		34.8%

Equity	30.5%

Fixed Income	4.3%

Short-Term Investments		6.8%

Cash and Other Assets Less Liabilities		-4.8%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	19.7%

1290 SmartBeta Equity Fund	18.6%

iShares Core S&P Total U.S. Stock Market ETF	9.3%

1290 GAMCO Small/Mid Cap Value Fund	8.0%

iShares MSCI Global Min Vol Factor ETF	7.5%

1290 Essex Small Cap Growth Fund	6.5%

SPDR Portfolio Developed World ex-US ETF	5.8%

1290 High Yield Bond Fund	5.6%

iShares Core S&P U.S. Growth ETF	5.2%

iShares Broad USD High Yield Corporate Bond ETF	4.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

162754_B
A102-B

Annual Shareholder Report - December 31, 2024	3	Equitable Moderate Growth MF/ETF Portfolio (Class IB)

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$37	0.36%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.00% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio's tactical overweighting in strategies displaying strong momentum and growth characteristics contributed to performance.
•  The Portfolio's investment in the AB Small Cap Growth Portfolio, which outperformed the broad equity market, was a top contributor to performance.
•  The Portfolio's investment in the 1290 Essex Small Cap Growth Fund also was a top contributor to performance.

What hurt performance during the year?

•  Exposure to the international equity asset category detracted from returns, as international equity markets meaningfully lagged the U.S. equity market.
•  Exposure to higher quality bonds also detracted, as 10-Year U.S. Treasury yields increased by around 70 basis points.
•  Investments in the 1290 Diversified Bond Fund and the 1290 GAMCO Small/Mid Cap Value Fund were the top detractors from performance.

Annual Shareholder Report - December 31, 2024	1	Equitable Moderate Growth MF/ETF Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the MSCI ACWI (Net) Index, Equitable Moderate Growth MF/ETF Index and Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
Equitable Moderate Growth MF/ETF Portfolio (Class K)	11.00%	3.43%
MSCI ACWI (Net) Index	17.49%	7.51%
Equitable Moderate Growth MF/ETF Index	10.78%	4.17%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.06%

*	Date of inception: February 15, 2022
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$25,499,058

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	27%

Annual Shareholder Report - December 31, 2024	2	Equitable Moderate Growth MF/ETF Portfolio (Class K)

What did the P
or
tfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		63.2%

Equity	37.9%

Fixed Income	25.3%

Exchange Traded Funds		34.8%

Equity	30.5%

Fixed Income	4.3%

Short-Term Investments		6.8%

Cash and Other Assets Less Liabilities		-4.8%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	19.7%

1290 SmartBeta Equity Fund	18.6%

iShares Core S&P Total U.S. Stock Market ETF	9.3%

1290 GAMCO Small/Mid Cap Value Fund	8.0%

iShares MSCI Global Min Vol Factor ETF	7.5%

1290 Essex Small Cap Growth Fund	6.5%

SPDR Portfolio Developed World ex-US ETF	5.8%

1290 High Yield Bond Fund	5.6%

iShares Core S&P U.S. Growth ETF	5.2%

iShares Broad USD High Yield Corporate Bond ETF	4.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

162754_K
A102-K

Annual Shareholder Report - December 31, 2024	3	Equitable Moderate Growth MF/ETF Portfolio (Class K)

EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$63	0.59%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.22% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio's tactical overweighting in strategies displaying strong momentum and growth characteristics contributed to performance.
•  The Portfolio's investment in the AB Small Cap Growth Portfolio, which outperformed the broad equity market, was a top contributor to performance.
•  The Portfolio's investment in the 1290 Essex Small Cap Growth Fund also was a top contributor to performance.

What hurt performance during the year?

•  Exposure to the international equity asset category detracted from returns, as international equity markets meaningfully lagged the U.S. equity market.
•  Exposure to higher quality bonds also detracted, as 10-Year U.S. Treasury yields increased by around 70 basis points.
•  Investments in the 1290 Diversified Bond Fund and the 1290 GAMCO Small/Mid Cap Value Fund were the top detractors from performance.

Annual Shareholder Report - December 31, 2024	1	Equitable Growth MF/ETF Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the MSCI ACWI (Net) Index, Equitable Growth MF/ETF Index and Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
Equitable Growth MF/ETF Portfolio (Class IB)	14.22%	4.95%
MSCI ACWI (Net) Index	17.49%	7.51%
Equitable Growth MF/ETF Index	14.10%	5.85%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.06%

*	Date of inception: February 15, 2022
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$29,412,928

Number of Portfolio Holdings	14

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	20%

Annual Shareholder Report - December 31, 2024	2	Equitable Growth MF/ETF Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.6%

Equity	54.7%

Fixed Income	9.9%

Exchange Traded Funds		33.2%

Equity	33.2%

Short-Term Investments		6.4%

Cash and Other Assets Less Liabilities		-4.2%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	29.2%

1290 GAMCO Small/Mid Cap Value Fund	10.0%

iShares MSCI Global Min Vol Factor ETF	9.9%

iShares Core S&P Total U.S. Stock Market ETF	9.6%

1290 Essex Small Cap Growth Fund	8.4%

1290 High Yield Bond Fund	5.7%

SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Growth ETF	5.1%

1290 Avantis U.S. Large Cap Growth Fund	4.4%

1290 Diversified Bond Fund	4.2%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

162755_B
A101-B

Annual Shareholder Report - December 31, 2024	3	Equitable Growth MF/ETF Portfolio (Class IB)

EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$36	0.34%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.49% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio's tactical overweighting in strategies displaying strong momentum and growth characteristics contributed to performance.
•  The Portfolio's investment in the AB Small Cap Growth Portfolio, which outperformed the broad equity market, was a top contributor to performance.
•  The Portfolio's investment in the 1290 Essex Small Cap Growth Fund also was a top contributor to performance.

What hurt performance during the year?

•  Exposure to the international equity asset category detracted from returns, as international equity markets meaningfully lagged the U.S. equity market.
•  Exposure to higher quality bonds also detracted, as 10-Year U.S. Treasury yields increased by around 70 basis points.
•  Investments in the 1290 Diversified Bond Fund and the 1290 GAMCO Small/Mid Cap Value Fund were the top detractors from performance.

Annual Shareholder Report - December 31, 2024	1	Equitable Growth MF/ETF Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the MSCI ACWI (Net) Index, Equitable Growth MF/ETF Index and Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
Equitable Growth MF/ETF Portfolio (Class K)	14.49%	5.20%
MSCI ACWI (Net) Index	17.49%	7.51%
Equitable Growth MF/ETF Index	14.10%	5.85%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.06%

*	Date of inception: February 15, 2022
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$29,412,928

Number of Portfolio Holdings	14

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	20%

Annual Shareholder Report - December 31, 2024	2	Equitable Growth MF/ETF Portfolio (Class K)

What did the Portfolio
 i
nvest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.6%

Equity	54.7%

Fixed Income	9.9%

Exchange Traded Funds		33.2%

Equity	33.2%

Short-Term Investments		6.4%

Cash and Other Assets Less Liabilities		-4.2%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	29.2%

1290 GAMCO Small/Mid Cap Value Fund	10.0%

iShares MSCI Global Min Vol Factor ETF	9.9%

iShares Core S&P Total U.S. Stock Market ETF	9.6%

1290 Essex Small Cap Growth Fund	8.4%

1290 High Yield Bond Fund	5.7%

SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Growth ETF	5.1%

1290 Avantis U.S. Large Cap Growth Fund	4.4%

1290 Diversified Bond Fund	4.2%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

162755_K
A101-K

Annual Shareholder Report - December 31, 2024	3	Equitable Growth MF/ETF Portfolio (Class K)

TARGET 2015 ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$56	0.55%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 4.77% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio's modest allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio's investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio's average allocation of 73% to the fixed-income asset class produced modest positive returns.
•  Exposure to longer-term and higher-quality bonds detracted from returns.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Annual Shareholder Report - December 31, 2024	1	Target 2015 Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and S&P Target Date 2015 Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Target 2015 Allocation Portfolio (Class IB)	4.77%	3.00%	3.95%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
S&P Target Date 2015 Index	7.25%	4.56%	5.11%

*	This index replaced the prior broad-based securities market index in order to sa tis fy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$24,779,503

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2024	2	Target 2015 Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	74.5%

Equity	25.5%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	14.6%

EQ/Core Plus Bond Portfolio	13.5%

EQ/PIMCO Ultra Short Bond Portfolio	13.0%

1290 VT High Yield Bond Portfolio	10.5%

EQ/Equity 500 Index Portfolio	10.2%

EQ/Core Bond Index Portfolio	8.4%

EQ/Quality Bond PLUS Portfolio	7.8%

EQ/Long-Term Bond Portfolio	6.8%

EQ/International Equity Index Portfolio	3.2%

EQ/Janus Enterprise Portfolio	2.9%

Additional Infor m ation
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146417_B
A106-B

Annual Shareholder Report - December 31, 2024	3	Target 2015 Allocation Portfolio (Class IB)

TARGET 2015 ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$30	0.30%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 5.02% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio's modest allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio's investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio's average allocation of 73% to the fixed-income asset class produced modest positive returns.
•  Exposure to longer-term and higher-quality bonds detracted from returns.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Annual Shareholder Report - December 31, 2024	1	Target 2015 Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and S&P Target Date 2015 Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Target 2015 Allocation Portfolio (Class K)	5.02%	3.25%	4.19%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
S&P Target Date 2015 Index	7.25%	4.56%	5.11%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$24,779,503

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2024	2	Target 2015 Allocation Portfolio (Class K)

What did the Portfolio inv
es
t in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	74.5%

Equity	25.5%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	14.6%

EQ/Core Plus Bond Portfolio	13.5%

EQ/PIMCO Ultra Short Bond Portfolio	13.0%

1290 VT High Yield Bond Portfolio	10.5%

EQ/Equity 500 Index Portfolio	10.2%

EQ/Core Bond Index Portfolio	8.4%

EQ/Quality Bond PLUS Portfolio	7.8%

EQ/Long-Term Bond Portfolio	6.8%

EQ/International Equity Index Portfolio	3.2%

EQ/Janus Enterprise Portfolio	2.9%

Additional Inf or mation
For additional
information
about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://
equitable
-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146417_K
A106-K

Annual Shareholder Report - December 31, 2024	3	Target 2015 Allocation Portfolio (Class K)

TARGET 2025 ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$60	0.58%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 8.65% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s moderate allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 45% to the fixed-income asset class produced modest positive returns.
•  Exposure to longer-term and higher-quality bonds detracted from returns.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Annual Shareholder Report - December 31, 2024	1	Target 2025 Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Target Date 2025 Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Target 2025 Allocation Portfolio (Class IB)	8.65%	5.40%	5.88%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$139,851,311

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$126,944

Portfolio Turnover Rate	17%

Annual Shareholder Report - December 31, 2024	2	Target 2025 Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	53.6%

Fixed Income	46.5%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	23.6%

1290 Diversified Bond Fund	8.3%

EQ/Core Plus Bond Portfolio	8.0%

EQ/PIMCO Ultra Short Bond Portfolio	7.7%

EQ/International Equity Index Portfolio	7.4%

1290 VT High Yield Bond Portfolio	7.1%

EQ/Core Bond Index Portfolio	5.9%

EQ/Small Company Index Portfolio	5.7%

EQ/Quality Bond PLUS Portfolio	5.0%

EQ/MFS International Growth Portfolio	4.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146418_B
A107-B

Annual Shareholder Report - December 31, 2024	3	Target 2025 Allocation Portfolio (Class IB)

TARGET 2025 ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$34	0.33%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 8.92% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s moderate allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 45% to the fixed-income asset class produced modest positive returns.
•  Exposure to longer-term and higher-quality bonds detracted from returns.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Annual Shareholder Report - December 31, 2024	1	Target 2025 Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Target Date 2025 Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Target 2025 Allocation Portfolio (Class K)	8.92%	5.67%	6.14%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$139,851,311

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$126,944

Portfolio Turnover Rate	17%

Annual Shareholder Report - December 31, 2024	2	Target 2025 Allocation Portfolio (Class K)

What did the Portfolio invest
in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	53.6%

Fixed Income	46.5%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	23.6%

1290 Diversified Bond Fund	8.3%

EQ/Core Plus Bond Portfolio	8.0%

EQ/PIMCO Ultra Short Bond Portfolio	7.7%

EQ/International Equity Index Portfolio	7.4%

1290 VT High Yield Bond Portfolio	7.1%

EQ/Core Bond Index Portfolio	5.9%

EQ/Small Company Index Portfolio	5.7%

EQ/Quality Bond PLUS Portfolio	5.0%

EQ/MFS International Growth Portfolio	4.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146418_K
A107-K

Annual Shareholder Report - December 31, 2024	3	Target 2025 Allocation Portfolio (Class K)

TARGET 2035 ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$58	0.55%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 11.49% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 25% to the fixed-income asset class produced minimal positive returns.
•  Exposure to foreign equity securities detracted from returns, as did exposure to longer-term and higher-quality bonds.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Annual Shareholder Report - December 31, 2024	1	Target 2035 Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Target Date 2035 Index over the same period.

Average Annual Total Returns as o f 1 2/31/24	1 Year	5 Years	10 Years
Target 2035 Allocation Portfolio (Class IB)	11.49%	7.13%	7.16%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Target Date 2035 Index	11.39%	7.44%	7.60%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$253,295,888

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$243,407

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	Target 2035 Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.4%

Equity	71.7%

Fixed Income	27.7%

Cash and Other Assets Less Liabilities		0.6%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	33.7%

EQ/International Equity Index Portfolio	10.3%

EQ/Small Company Index Portfolio	9.1%

EQ/MFS International Growth Portfolio	6.2%

1290 VT High Yield Bond Portfolio	4.9%

EQ/Emerging Markets Equity PLUS Portfolio	4.8%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.2%

EQ/PIMCO Ultra Short Bond Portfolio	3.9%

EQ/Core Bond Index Portfolio	3.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146419_B
A108-B

Annual Shareholder Report - December 31, 2024	3	Target 2035 Allocation Portfolio (Class IB)

TARGET 2035 ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$32	0.30%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.76% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 25% to the fixed-income asset class produced minimal positive returns.
•  Exposure to foreign equity securities detracted from returns, as did exposure to longer-term and higher-quality bonds.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Annual Shareholder Report - December 31, 2024	1	Target 2035 Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Target Date 2035 Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Target 2035 Allocation Portfolio (Class K)	11.76%	7.38%	7.42%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Target Date 2035 Index	11.39%	7.44%	7.60%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$253,295,888

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$243,407

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	Target 2035 Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.4%

Equity	71.7%

Fixed Income	27.7%

Cash and Other Assets Less Liabilities		0.6%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	33.7%

EQ/International Equity Index Portfolio	10.3%

EQ/Small Company Index Portfolio	9.1%

EQ/MFS International Growth Portfolio	6.2%

1290 VT High Yield Bond Portfolio	4.9%

EQ/Emerging Markets Equity PLUS Portfolio	4.8%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.2%

EQ/PIMCO Ultra Short Bond Portfolio	3.9%

EQ/Core Bond Index Portfolio	3.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146419_K
A108-K

Annual Shareholder Report - December 31, 2024	3	Target 2035 Allocation Portfolio (Class K)

TARGET 2045 ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$59	0.55%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.95% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s significant allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 17% to the fixed-income asset class produced minimal positive returns.
•  Exposure to foreign equity securites detracted from returns, as did exposure to longer-term and higher-quality bonds.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Annual Shareholder Report - December 31, 2024	1	Target 2045 Allocation Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Target Date 2045 Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Target 2045 Allocation Portfolio (Class IB)	12.95%	8.06%	7.93%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$243,315,183

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$229,544

Portfolio Turnover Rate	10%

Annual Shareholder Report - December 31, 2024	2	Target 2045 Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	82.2%

Fixed Income	17.8%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	38.9%

EQ/International Equity Index Portfolio	11.9%

EQ/Small Company Index Portfolio	11.1%

EQ/MFS International Growth Portfolio	6.7%

EQ/Emerging Markets Equity PLUS Portfolio	5.3%

EQ/Core Plus Bond Portfolio	3.0%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Value Equity Portfolio	2.9%

EQ/Core Bond Index Portfolio	2.6%

1290 Diversified Bond Fund	2.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146420_B
A109-B

Annual Shareholder Report - December 31, 2024	3	Target 2045 Allocation Portfolio (Class IB)

TARGET 2045 ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$32	0.30%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.30% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s significant allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 17% to the fixed-income asset class produced minimal positive returns.
•  Exposure to foreign equity securites detracted from returns, as did exposure to longer-term and higher-quality bonds.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Annual Shareholder Report - December 31, 2024	1	Target 2045 Allocation Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Target Date 2045 Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Target 2045 Allocation Portfolio (Class K)	13.30%	8.34%	8.20%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$243,315,183

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$229,544

Portfolio Turnover Rate	10%

Annual Shareholder Report - December 31, 2024	2	Target 2045 Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	82.2%

Fixed Income	17.8%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	38.9%

EQ/International Equity Index Portfolio	11.9%

EQ/Small Company Index Portfolio	11.1%

EQ/MFS International Growth Portfolio	6.7%

EQ/Emerging Markets Equity PLUS Portfolio	5.3%

EQ/Core Plus Bond Portfolio	3.0%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Value Equity Portfolio	2.9%

EQ/Core Bond Index Portfolio	2.6%

1290 Diversified Bond Fund	2.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146420_K
A109-K

Annual Shareholder Report - December 31, 2024	3	Target 2045 Allocation Portfolio (Class K)

TARGET 2055 ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$69	0.65%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.31% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s significant allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s small allocation to the fixed-income asset class produced minimal positive returns.
•  Exposure to foreign equity securities detracted from returns.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Annual Shareholder Report - December 31, 2024	1	Target 2055 Allocation Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index and S&P Target Date 2055 Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since inception*
Target 2055 Allocation Portfolio (Class IB)	14.31%	8.94%	8.60%
S&P 500 ® Index**	25.02%	14.53%	13.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.68%
* Date of inception: April 30, 2015 ** This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$127,001,924

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$112,022

Portfolio Turnover Rate	8%

Annual Shareholder Report - December 31, 2024	2	Target 2055 Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	92.3%

Fixed Income	7.7%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	42.7%

EQ/International Equity Index Portfolio	13.0%

EQ/Small Company Index Portfolio	12.9%

EQ/MFS International Growth Portfolio	8.9%

EQ/Emerging Markets Equity PLUS Portfolio	5.7%

EQ/Value Equity Portfolio	4.3%

Multimanager Aggressive Equity Portfolio	2.1%

1290 VT High Yield Bond Portfolio	1.8%

EQ/American Century Mid Cap Value Portfolio	1.4%

EQ/Core Plus Bond Portfolio	1.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153096_B
A110-B

Annual Shareholder Report - December 31, 2024	3	Target 2055 Allocation Portfolio (Class IB)

TARGET 2055 ALLOCATION PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$42	0.39%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.57% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s significant allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s small allocation to the fixed-income asset class produced minimal positive returns.
•  Exposure to foreign equity securities detracted from returns.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Annual Shareholder Report - December 31, 2024	1	Target 2055 Allocation Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index and S&P Target Date 2055 Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since inception*
Target 2055 Allocation Portfolio (Class K)	14.57%	9.21%	8.86%
S&P 500 ® Index**	25.02%	14.53%	13.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.68%
* Date of inception: April 30, 2015 ** This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$127,001,924

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$112,022

Portfolio Turnover Rate	8%

Annual Shareholder Report - December 31, 2024	2	Target 2055 Allocation Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	92.3%

Fixed Income	7.7%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	42.7%

EQ/International Equity Index Portfolio	13.0%

EQ/Small Company Index Portfolio	12.9%

EQ/MFS International Growth Portfolio	8.9%

EQ/Emerging Markets Equity PLUS Portfolio	5.7%

EQ/Value Equity Portfolio	4.3%

Multimanager Aggressive Equity Portfolio	2.1%

1290 VT High Yield Bond Portfolio	1.8%

EQ/American Century Mid Cap Value Portfolio	1.4%

EQ/Core Plus Bond Portfolio	1.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

153096_K
A110-K

Annual Shareholder Report - December 31, 2024	3	Target 2055 Allocation Portfolio (Class K)

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$110	1.04%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.84% for the year ended December 31, 2024.

What helped performance during the year?

•  The U.S. large cap equity asset class contributed more than 75% of the total return during the year.
•  Investment-grade corporate credit benefitted from the strong economic backdrop and contributed about 120 basis points to returns.
•  A tactical overweight to equity securities relative to fixed-income securities also contributed, as momentum in equities continued throughout most of the year.

What hurt performance during the year?

•  Diversifying the market cap in the Portfolio’s international equity exposure relative to the benchmark exposure detracted from returns, as large-caps outperformed in international markets.
•  Diversifying among small-cap ETFs also detracted from the Portfolio’s returns relative to the benchmark.

Annual Shareholder Report - December 31, 2024	1	1290 VT Moderate Growth Allocation Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, 1290 VT Moderate Growth Allocation Index and Bloomberg U.S. Credit Corporate 5-10 Year Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
1290 VT Moderate Growth Allocation Portfolio (Class IB)	10.84%	4.97%	6.50%
S&P 500 ® Index	25.02%	14.53%	15.94%
1290 VT Moderate Growth Allocation Index	11.41%	7.10%	8.64%
Bloomberg U.S. Credit Corporate 5-10 Year Index	3.21%	0.89%	2.60%

*	Date of inception: February 1, 2019
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$204,635,218

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid	$1,148,493

Portfolio Turnover Rate	3%

Annual Shareholder Report - December 31, 2024	2	1290 VT Moderate Growth Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.6%

Equity	64.5%

Fixed Income	35.1%

Short-Term Investments		5.2%

Cash and Other Assets Less Liabilities		-4.8%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	35.1%

iShares Core S&P 500 ETF	16.1%

Vanguard S&P 500 ETF	15.9%

iShares Core MSCI EAFE ETF	15.0%

Vanguard Large-Cap ETF	5.6%

iShares Core S&P Mid-Cap ETF	5.4%

iShares MSCI EAFE ETF	4.4%

iShares Russell 2000 ETF	1.1%

iShares Core S&P Small-Cap ETF	1.1%

JPMorgan Prime Money Market Fund, IM Shares	0.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

159931_B
A008-B

Annual Shareholder Report - December 31, 2024	3	1290 VT Moderate Growth Allocation Portfolio (Class IB)

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$115	1.10%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.07% for the year ended December 31, 2024.

What helped performance during the year?

•  Commodities contributed the most to Portfolio return, as the global economic expansion continued. Precious Metals were up 26.7%, driven mainly by gold, and Agriculture was up 33.5%.
•  Long/short equity holdings were also strongly positive during the period.
•  Convertible securities, which benefitted from positive equity performance, were moderate contributors to Portfolio returns.

What hurt performance during the year?

•  Diversifying into inflation-protected bonds produced only minimal returns, as inflation was generally falling throughout the period.
•  Diversifying into non-U.S. real estate, which continued to struggle due to the strength of the U.S. dollar as well as an increase in interest rates, detracted from Portfolio returns.

Annual Shareholder Report - December 31, 2024	1	1290 VT Multi-Alternative Strategies Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index and ICE BofA U.S. 3-Month Treasury Bill Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
1290 VT Multi-Alternative Strategies Portfolio (Class IB)	9.07%	1.83%	1.87%
Bloomberg U.S. Aggregate Bond Index**	1.25%	-0.33%	1.03%
ICE BofA U.S. 3-Month Treasury Bill Index	5.28%	2.48%	2.34%

*	Date of inception: November 13, 2017
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$9,221,944

Number of Portfolio Holdings	12

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	28%

Annual Shareholder Report - December 31, 2024	2	1290 VT Multi-Alternative Strategies Portfolio (Class IB)

What did the Portfolio in
ve
st in?
(as of December 31, 2024)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Equity	30.7%

Fixed Income	29.0%

Alternatives	25.1%

Commodity	14.6%

Short-Term Investments		1.2%

Cash and Other Assets Less Liabilities		-0.6%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.7%

NYLI Merger Arbitrage ETF	13.8%

Vanguard Short-Term Inflation-Protected Securities ETF	12.3%

iMGP DBi Managed Futures Strategy ETF	11.3%

JPMorgan Equity Premium Income ETF	9.9%

iShares Core U.S. REIT ETF	7.7%

Vanguard Global ex-U.S. Real Estate ETF	7.7%

Invesco DB Precious Metals Fund	7.2%

JPMorgan Nasdaq Equity Premium Income ETF	5.4%

Invesco DB Agriculture Fund	3.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

157176_B
A009-B

Annual Shareholder Report - December 31, 2024	3	1290 VT Multi-Alternative Strategies Portfolio (Class IB)

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$89	0.85%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.45% for the year ended December 31, 2024.

What helped performance during the year?

•  Commodities contributed the most to Portfolio return, as the global economic expansion continued. Precious Metals were up 26.7%, driven mainly by gold, and Agriculture was up 33.5%.
•  Long/short equity holdings were also strongly positive during the period.
•  Convertible securities, which benefitted from positive equity performance, were moderate contributors to Portfolio returns.

What hurt performance during the year?

•  Diversifying into inflation-protected bonds produced only minimal returns, as inflation was generally falling throughout the period.
•  Diversifying into non-U.S. real estate, which continued to stru
g
gle due to the strength of the U.S. dollar as well as an increase in interest rates, detracted from Portfolio returns.

Annual Shareholder Report - December 31, 2024	1	1290 VT Multi-Alternative Strategies Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index and ICE BofA U.S. 3-Month Treasury Bill Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
1290 VT Multi-Alternative Strategies Portfolio (Class K)	9.45%	2.09%	2.13%
Bloomberg U.S. Aggregate Bond Index**	1.25%	-0.33%	1.03%
ICE BofA U.S. 3-Month Treasury Bill Index	5.28%	2.48%	2.34%

*	Date of inception: November 13, 2017
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$9,221,944

Number of Portfolio Holdings	12

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	28%

Annual Shareholder Report - December 31, 2024	2	1290 VT Multi-Alternative Strategies Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Equity	30.7%

Fixed Income	29.0%

Alternatives	25.1%

Commodity	14.6%

Short-Term Investments		1.2%

Cash and Other Assets Less Liabilities		-0.6%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.7%

NYLI Merger Arbitrage ETF	13.8%

Vanguard Short-Term Inflation-Protected Securities ETF	12.3%

iMGP DBi Managed Futures Strategy ETF	11.3%

JPMorgan Equity Premium Income ETF	9.9%

iShares Core U.S. REIT ETF	7.7%

Vanguard Global ex-U.S. Real Estate ETF	7.7%

Invesco DB Precious Metals Fund	7.2%

JPMorgan Nasdaq Equity Premium Income ETF	5.4%

Invesco DB Agriculture Fund	3.8%

Additional Informatio n
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

157176_K
A009-K

Annual Shareholder Report - December 31, 2024	3	1290 VT Multi-Alternative Strategies Portfolio (Class K)

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$94	0.90%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.76% for the year ended December 31, 2024.

What helped performance during the year?

•  Security selection within the Information Technology sector contributed to performance.
•  Risk assets performed exceptionally well, contributing to positive absolute returns.
•  Corporate bond excess returns were positive, although corporate spreads tightened at year end.

What hurt performance during the year?

•  In general, volatility in the bond markets had a negative impact on absolute performance.
•  From a sector perspective, the Utilities and Industrials sectors contributed the least to performance.
•  Among holdings, convertible bonds issued by Fisker, Inc., Stem, Inc., and Spirit Airlines, Inc. detracted from performance.

Annual Shareholder Report - December 31, 2024	1	1290 VT Convertible Securities Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Convertible Liquid Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Convertible Securities Portfolio (Class IB)	9.76%	6.75%	6.94%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Convertible Liquid Bond Index	10.13%	9.95%	9.64%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$47,830,238

Number of Portfolio Holdings	299

Total Investment Advisory Fees Paid	$123,458

Portfolio Turnover Rate	40%

Annual Shareholder Report - December 31, 2024	2	1290 VT Convertible Securities Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	27.8%

Consumer Discretionary	16.2%

Industrials	11.5%

Health Care	11.0%

Financials	10.8%

Utilities	10.7%

Communication Services	5.4%

Real Estate	3.0%

Materials	1.4%

Consumer Staples	1.0%

Energy	0.6%

Short-Term Investments	1.5%

Cash and Other Assets Less Liabilities	-0.9%

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.5%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	1.9%

Wells Fargo & Co., 7.50%	1.7%

Bank of America Corp., 7.25%	1.4%

Palo Alto Networks, Inc., 0.38%, 6/1/25	1.0%

Apollo Global Management, Inc., 6.75%	0.9%

PG&E Corp., 4.25%, 12/1/27	0.9%

Ford Motor Co., 0.00%, 3/15/26	0.8%

MicroStrategy, Inc., 0.63%, 3/15/30	0.8%

Carnival Corp., 5.75%, 12/1/27	0.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

152501_B
A001-B

Annual Shareholder Report - December 31, 2024	3	1290 VT Convertible Securities Portfolio (Class IB)

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$68	0.65%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 10.03% for the year ended December 31, 2024.

What helped performance during the year?

•  Security selection within the Information Technology sector contributed to performance.
•  Risk assets performed exceptionally well, contributing to positive absolute returns.
•  Corporate bond excess returns were positive, although corporate spreads tightened at year end.

What hurt performance during the year?

•  In general, volatility in the bond markets had a negative impact on absolute performance.
•  From a sector perspective, the Utilities and Industrials sectors contributed the least to performance.
•  Among holdings, convertible bonds issued by Fisker, Inc., Stem, Inc., and Spirit Airlines, Inc. detracted from performance.

Annual Shareholder Report - December 31, 2024	1	1290 VT Convertible Securities Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Convertible Liquid Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Convertible Securities Portfolio (Class K)	10.03%	7.01%	7.21%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Convertible Liquid Bond Index	10.13%	9.95%	9.64%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$47,830,238

Number of Portfolio Holdings	299

Total Investment Advisory Fees Paid	$123,458

Portfolio Turnover Rate	40%

Annual Shareholder Report - December 31, 2024	2	1290 VT Convertible Securities Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	27.8%

Consumer Discretionary	16.2%

Industrials	11.5%

Health Care	11.0%

Financials	10.8%

Utilities	10.7%

Communication Services	5.4%

Real Estate	3.0%

Materials	1.4%

Consumer Staples	1.0%

Energy	0.6%

Short-Term Investments	1.5%

Cash and Other Assets Less Liabilities	-0.9%

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.5%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	1.9%

Wells Fargo & Co., 7.50%	1.7%

Bank of America Corp., 7.25%	1.4%

Palo Alto Networks, Inc., 0.38%, 6/1/25	1.0%

Apollo Global Management, Inc., 6.75%	0.9%

PG&E Corp., 4.25%, 12/1/27	0.9%

Ford Motor Co., 0.00%, 3/15/26	0.8%

MicroStrategy, Inc., 0.63%, 3/15/30	0.8%

Carnival Corp., 5.75%, 12/1/27	0.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information
, visit
https
://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

152501_K
A001-K

Annual Shareholder Report - December 31, 2024	3	1290 VT Convertible Securities Portfolio (Class K)

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$90	0.89%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 2.82% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s relative outperformance was driven mainly by strong performance in the credit sector allocations, as these assets experienced substantial spread tightening in addition to their high interest income.
•  Collateralized loan obligations was the best-performing sector as these assets held relatively shorter durations when the yield curve steepened over the period in addition to their high interest income.
•  Asset-backed securities also contributed significantly to performance as the sector broadly benefited from their relatively shorter duration profiles for the first half of the year.
•  Additionally, senior aviation assets performed well as collateral fundamentals continued to improve.

What hurt performance during the year?

•  The biggest detractor from performance was the Portfolio’s U.S. Treasury holdings, as these assets held the longest durations in the Portfolio and were materially affected by duration-related price declines due to the interest rate curve steepening in the fourth quarter.
•  Global bonds was the only other sector to post negative returns over the period due to heightened geopolitical risks and events during the year.
•  Global bonds is the smallest allocation in the Portfolio at less than 1% of net assets, which helped mitigate negative effects on performance over the period.

Annual Shareholder Report - December 31, 2024	1	1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)	2.82%	-0.30%	1.22%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.26%

*	Date of inception: May 1, 2015
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$526,618,019

Number of Portfolio Holdings	803

Total Investment Advisory Fees Paid	$2,665,850

Portfolio Turnover Rate	89%

Annual Shareholder Report - December 31, 2024	2	1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	22.8%

U.S. Treasury Obligations	21.9%

Mortgage-Backed Securities	19.1%

Asset-Backed Securities	16.4%

Collateralized Mortgage Obligations	11.3%

Commercial Mortgage-Backed Securities	5.7%

Investment Companies	1.6%

Foreign Government Securities	0.5%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.2%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information
, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A002-B
153115_B

Annual Shareholder Report - December 31, 2024	3	1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$65	0.64%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 3.06% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s relative outperformance was driven mainly by strong performance in the credit sector allocations, as these assets experienced substantial spread tightening in addition to their high interest income.
•  Collateralized loan obligations was the best-performing sector as these assets held relatively shorter durations when the yield curve steepened over the period in addition to their high interest income.
•  Asset-backed securities also contributed significantly to performance as the sector broadly benefited from their relatively shorter duration profiles for the first half of the year.
•  Additionally, senior aviation assets performed well as collateral fundamentals continued to improve.

What hurt performance during the year?

•  The biggest detractor from performance was the Portfolio’s U.S. Treasury holdings, as these assets held the longest durations in the Portfolio and were materially affected by duration-related price declines due to the interest rate curve steepening in the fourth quarter.
•  Global bonds was the only other sector to post negative returns over the period due to heightened geopolitical risks and events during the year.
•  Global bonds is the smallest allocation in the Portfolio at less than 1% of net assets, which helped mitigate negative effects on performance over the period.

Annual Shareholder Report - December 31, 2024	1	1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)	3.06%	-0.05%	1.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.26%

*	Date of inception: May 1, 2015
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$526,618,019

Number of Portfolio Holdings	803

Total Investment Advisory Fees Paid	$2,665,850

Portfolio Turnover Rate	89%

Annual Shareholder Report - December 31, 2024	2	1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	22.8%

U.S. Treasury Obligations	21.9%

Mortgage-Backed Securities	19.1%

Asset-Backed Securities	16.4%

Collateralized Mortgage Obligations	11.3%

Commercial Mortgage-Backed Securities	5.7%

Investment Companies	1.6%

Foreign Government Securities	0.5%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.2%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A002-K
153115_K

Annual Shareholder Report - December 31, 2024	3	1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)

1290 VT EQUITY INCOME PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$100	0.95%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.67% for the year ended December 31, 2024.

What helped performance during the year?

•  An overweight to the Financials sector, mixed with an underweight to the Industrials sector, moderately helped relative performance against the Russell 1000 Index.
•  Sector allocation impacts were less pronounced compared to the Russell 1000 Value Index, with an underweight to the Consumer Discretionary and Information Technology sectors and an overweight to the Consumer Staples sector modestly helping performance.
•  Stock selection within the Utilities, Financials, and Materials sectors had a positive impact on performance relative to both the Russell 1000 Index and Russell 1000 Value Index.
•  The period of falling bond yields helped the performance of dividend paying stocks.

What hurt performance during the year?

•  The main drivers of relative underperformance were allocation impacts from sector positioning due to the high Information Technology weight in the Russell 1000 Index and Russell 1000 Value Index.
•  An underweight to the Information Technology sector and overweights in the Health Care, Materials, and Energy sectors drove much of the relative underperformance against the Russell 1000 Index.
•  Sector allocation impacts were less pronounced compared to the Russell 1000 Value Index, with an overweight to the Health Care and Materials sectors and an underweight to the Financials sector hurting performance.
•  Stock selection within the Health Care, Communication Services, and Information Technology sectors also contributed to relative underperformance.
•  A small number of larger companies led the market during the year, and the market environment was markedly more favorable for growth-oriented companies, especially ones with exposure to artificial intelligence (AI). Thus, the Portfolio’s dividend-focused strategy with more defensive companies struggled as Treasury yields remained elevated.

Annual Shareholder Report - December 31, 2024	1	1290 VT Equity Income Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Equity Income Portfolio (Class IB)	9.67%	7.56%	7.34%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$459,936,452

Number of Portfolio Holdings	45

Total Investment Advisory Fees Paid	$2,744,655

Portfolio Turnover Rate	26%

Annual Shareholder Report - December 31, 2024	2	1290 VT Equity Income Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	18.6%

Financials	18.1%

Consumer Staples	13.4%

Energy	10.1%

Utilities	8.4%

Real Estate	8.4%

Materials	7.4%

Industrials	7.1%

Communication Services	4.0%

Information Technology	3.5%

Short-Term Investments	3.7%

Cash and Other Assets Less Liabilities	-2.7%

Top Holdings (as a % of Net Assets)

Air Products and Chemicals, Inc.	3.8%

JPMorgan Chase & Co.	3.6%

Philip Morris International, Inc.	3.4%

Enbridge, Inc.	3.3%

Merck & Co., Inc.	3.2%

Entergy Corp.	3.1%

Chubb Ltd.	3.0%

Fidelity National Information Services, Inc.	3.0%

Medtronic plc	2.9%

Sanofi SA (ADR)	2.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146436_B
A003-B

Annual Shareholder Report - December 31, 2024	3	1290 VT Equity Income Portfolio (Class IB)

1290 VT EQUITY INCOME PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$74	0.70%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 10.04% for the year ended December 31, 2024.

What helped performance during the year?

•  An overweight to the Financials sector, mixed with an underweight to the Industrials sector, moderately helped relative performance against the Russell 1000 Index.
•  Sector allocation impacts were less pronounced compared to the Russell 1000 Value Index, with an underweight to the Consumer Discretionary and Information Technology sectors and an overweight to the Consumer Staples sector modestly helping performance.
•  Stock selection within the Utilities, Financials, and Materials sectors had a positive impact on performance relative to both the Russell 1000 Index and Russell 1000 Value Index.
•  The period of falling bond yields helped the performance of dividend paying stocks.

What hurt performance during the year?

•  The main drivers of relative underperformance were allocation impacts from sector positioning due to the high Information Technology weight in the Russell 1000 Index and Russell 1000 Value Index.
•  An underweight to the Information Technology sector and overweights in the Health Care, Materials, and Energy sectors drove much of the relative underperformance against the Russell 1000 Index.
•  Sector allocation impacts were less pronounced compared to the Russell 1000 Value Index, with an overweight to the Health Care and Materials sectors and an underweight to the Financials sector hurting performance.
•  Stock selection within the Health Care, Communication Services, and Information Technology sectors also contributed to relative underperformance.
•  A small number of larger companies led the market during the year, and the market environment was markedly more favorable for growth-oriented companies, especially ones with exposure to artificial intelligence (AI). Thus, the Portfolio’s dividend-focused strategy with more defensive companies struggled as Treasury yields remained elevated.

Annual Shareholder Report - December 31, 2024	1	1290 VT Equity Income Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Equity Income Portfolio (Class K)	10.04%	7.82%	7.61%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$459,936,452

Number of Portfolio Holdings	45

Total Investment Advisory Fees Paid	$2,744,655

Portfolio Turnover Rate	26%

Annual Shareholder Report - December 31, 2024	2	1290 VT Equity Income Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	18.6%

Financials	18.1%

Consumer Staples	13.4%

Energy	10.1%

Utilities	8.4%

Real Estate	8.4%

Materials	7.4%

Industrials	7.1%

Communication Services	4.0%

Information Technology	3.5%

Short-Term Investments	3.7%

Cash and Other Assets Less Liabilities	-2.7%

Top Holdings (as a % of Net Assets)

Air Products and Chemicals, Inc.	3.8%

JPMorgan Chase & Co.	3.6%

Philip Morris International, Inc.	3.4%

Enbridge, Inc.	3.3%

Merck & Co., Inc.	3.2%

Entergy Corp.	3.1%

Chubb Ltd.	3.0%

Fidelity National Information Services, Inc.	3.0%

Medtronic plc	2.9%

Sanofi SA (ADR)	2.9%

Additional Information
For additional information about the Portfolio,
including
its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146436_K
A003-K

Annual Shareholder Report - December 31, 2024	3	1290 VT Equity Income Portfolio (Class K)

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$131	1.25%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.02% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s holdings in companies believed to be likely takeover targets helped its performance relative to the S&P Long-Only Merger Arbitrage Index in a period in which the overall market was strong.
•  The Portfolio’s exposure to health care companies and the performance of these companies contributed to returns during the year.
•  The Portfolio’s exposure to industrial companies and the performance of these companies also contributed to returns.

What hurt performance during the year?

•  The Portfolio’s lower exposure to information technology companies was the largest relative detractor from performance by sector during the year. A handful of stocks drove broader market returns, with the Magnificent 7 stocks comprising 33% of the S&P 500 Index’s weighting and accounting for more than half of its return during the year.
•  The Portfolio’s lower weighting in financial companies also detracted from performance relative to the S&P 500 Index during the year.
•  More than two thirds of the Portfolio’s equity holdings were in small and mid-capitalization stocks, compared to 1% of the S&P 500 Index, which hurt returns relative to the broader market during the year.

Annual Shareholder Report - December 31, 2024	1	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Long-Only Merger Arbitrage Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)	9.02%	4.29%	4.09%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Long-Only Merger Arbitrage Index	2.91%	2.73%	3.36%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$166,912,950

Number of Portfolio Holdings	166

Total Investment Advisory Fees Paid	$1,355,659

Portfolio Turnover Rate	177%

Annual Shareholder Report - December 31, 2024	2	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Communication Services	18.6%

Utilities	11.0%

Materials	7.4%

Consumer Discretionary	7.2%

Information Technology	6.7%

Industrials	5.6%

Health Care	4.8%

Financials	3.8%

Energy	1.6%

Consumer Staples	0.7%

Real Estate	0.5%

Short-Term Investments	31.1%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	29.8%

United States Cellular Corp.	2.9%

Vulcan Materials Co.	2.7%

Southwest Gas Holdings, Inc.	2.7%

Fox Corp., Class B	2.4%

Revelyst, Inc.	2.3%

National Fuel Gas Co.	2.3%

TXNM Energy, Inc.	2.2%

Atlanta Braves Holdings, Inc., Class A	2.2%

HashiCorp, Inc., Class A	2.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit
https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146447_B
A004-B

Annual Shareholder Report - December 31, 2024	3	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$105	1.00%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.35% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s holdings in companies believed to be likely takeover targets helped its performance relative to the S&P Long-Only Merger Arbitrage Index in a period in which the overall market was strong.
•  The Portfolio’s exposure to health care companies and the performance of these companies contributed to returns during the year.
•  The Portfolio’s exposure to industrial companies and the performance of these companies also contributed to returns.

What hurt performance during the year?

•  The Portfolio’s lower exposure to information technology companies was the largest relative detractor from performance by sector during the year. A handful of stocks drove broader market returns, with the Magnificent 7 stocks comprising 33% of the S&P 500 Index’s weighting and accounting for more than half of its return during the year.
•  The Portfolio’s lower weighting in financial companies also detracted from performance relative to the S&P 500 Index during the year.
•  More than two thirds of the Portfolio’s equity holdings were in small and mid-capitalization stocks, compared to 1% of the S&P 500 Index, which hurt returns relative to the broader market during the year.

Annual Shareholder Report - December 31, 2024	1	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index and S&P Long-Only Merger Arbitrage Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)	9.35%	4.57%	4.35%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Long-Only Merger Arbitrage Index	2.91%	2.73%	3.36%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$166,912,950

Number of Portfolio Holdings	166

Total Investment Advisory Fees Paid	$1,355,659

Portfolio Turnover Rate	177%

Annual Shareholder Report - December 31, 2024	2	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)
Communication Services	18.6%
Utilities	11.0%
Materials	7.4%
Consumer Discretionary	7.2%
Information Technology	6.7%
Industrials	5.6%
Health Care	4.8%
Financials	3.8%
Energy	1.6%
Consumer Staples	0.7%
Real Estate	0.5%
Short-Term Investments	31.1%
Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	29.8%
United States Cellular Corp.	2.9%
Vulcan Materials Co.	2.7%
Southwest Gas Holdings, Inc.	2.7%
Fox Corp., Class B	2.4%
Revelyst, Inc.	2.3%
National Fuel Gas Co.	2.3%
TXNM Energy, Inc.	2.2%
Atlanta Braves Holdings, Inc., Class A	2.2%
HashiCorp, Inc., Class A	2.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146447_K
A004-K

Annual Shareholder Report - December 31, 2024	3	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$111	1.05%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 11.59% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s exposure to industrial companies and the performance of these companies was the largest contributor to returns during the year.
•  The Portfolio’s lower allocation to energy companies also contributed to performance during the year. In addition, limited investments in commodity-driven industries helped performance.

What hurt performance during the year?

•  The Portfolio’s lower weighting in financial companies was the largest detractor from performance relative to the Russell 2000 Value Index during the year.
•  The performance of several companies in the Materials sector also detracted from relative performance during the year.

Annual Shareholder Report - December 31, 2024	1	1290 VT GAMCO Small Company Value Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT GAMCO Small Company Value Portfolio (Class IB)	11.59%	10.58%	8.80%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Value Index	8.05%	7.29%	7.14%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,616,732,606

Number of Portfolio Holdings	385

Total Investment Advisory Fees Paid	$24,771,870

Portfolio Turnover Rate	4%

Annual Shareholder Report - December 31, 2024	2	1290 VT GAMCO Small Company Value Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	43.4%

Consumer Discretionary	16.3%

Communication Services	8.1%

Materials	5.2%

Consumer Staples	4.8%

Information Technology	4.5%

Utilities	4.3%

Financials	3.6%

Health Care	2.7%

Real Estate	2.5%

Energy	1.5%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	2.2%

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.8%

GATX Corp.	3.3%

Herc Holdings, Inc.	2.9%

Modine Manufacturing Co.	2.3%

Crane Co.	2.3%

Penske Automotive Group, Inc.	1.8%

Republic Services, Inc.	1.7%

AMETEK, Inc.	1.6%

Rush Enterprises, Inc., Class B	1.6%

Ryman Hospitality Properties, Inc. (REIT)	1.5%

Additional Information
For additional information
about
the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146448_B
A005-B

Annual Shareholder Report - December 31, 2024	3	1290 VT GAMCO Small Company Value Portfolio (Class IB)

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$85	0.80%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.86% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s exposure to industrial companies and the performance of these companies was the largest contributor to returns during the year.
•  The Portfolio’s lower allocation to energy companies also contributed to performance during the year. In addition, limited investments in commodity-driven industries helped performance.

What hurt performance during the year?

•  The Portfolio’s lower weighting in financial companies was the largest detractor from performance relative to the Russell 2000 Value Index during the year.
•  The performance of several companies in the Materials sector also detracted from relative performance during the year.

Annual Shareholder Report - December 31, 2024	1	1290 VT GAMCO Small Company Value Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT GAMCO Small Company Value Portfolio (Class K)	11.86%	10.86%	9.07%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Value Index	8.05%	7.29%	7.14%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,616,732,606

Number of Portfolio Holdings	385

Total Investment Advisory Fees Paid	$24,771,870

Portfolio Turnover Rate	4%

Annual Shareholder Report - December 31, 2024	2	1290 VT GAMCO Small Company Value Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)
Industrials	43.4%
Consumer Discretionary	16.3%
Communication Services	8.1%
Materials	5.2%
Consumer Staples	4.8%
Information Technology	4.5%
Utilities	4.3%
Financials	3.6%
Health Care	2.7%
Real Estate	2.5%
Energy	1.5%
Short-Term Investments	0.9%
Cash and Other Assets Less Liabilities	2.2%

Top Holdings (as a % of Net Assets)
Mueller Industries, Inc.	3.8%
GATX Corp.	3.3%
Herc Holdings, Inc.	2.9%
Modine Manufacturing Co.	2.3%
Crane Co.	2.3%
Penske Automotive Group, Inc.	1.8%
Republic Services, Inc.	1.7%
AMETEK, Inc.	1.6%
Rush Enterprises, Inc., Class B	1.6%
Ryman Hospitality Properties, Inc. (REIT)	1.5%

Additional Information
For additional information about the Portfolio, including
its prosp
ectus, financial statements, portfolio holdings, and
proxy
voting
information
, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146448_K
A005-K

Annual Shareholder Report - December 31, 2024	3	1290 VT GAMCO Small Company Value Portfolio (Class K)

1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$104	1.00%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.56% for the year ended December 31, 2024.

What helped performance during the year?

•  Being underweight the better-quality intermediate duration segment of the market contributed to the Portfolio’s relative performance.
•  Security selection in the telecommunications, health services and insurance brokerage industries also contributed to relative performance.
•  The Portfolio’s overall positioning, which emphasized income generation, as well as the Portfolio’s asset allocation and issue selection contributed to relative performance.
•  The Portfolio’s opportunistic allocation to loans also contributed, as the Portfolio’s loan positions meaningfully

What hurt performance during the year?

•  From a macro risk positioning perspective, being underweight to the highest yielding segment of the market detracted from relative performance.
•  Security selection in the media space also detracted.
•  Being underweight in the pharmaceuticals industry, which rallied meaningfully in 2024, detracted from relative performance.

Annual Shareholder Report - December 31, 2024	1	1290 VT High Yield Bond Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the ICE BofA U.S. High Yield Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT High Yield Bond Portfolio (Class IB)	7.56%	3.72%	4.33%
ICE BofA U.S. High Yield Index	8.27%	4.08%	5.10%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$249,523,203

Number of Portfolio Holdings	481

Total Investment Advisory Fees Paid	$1,281,896

Portfolio Turnover Rate	39%

Annual Shareholder Report - December 31, 2024	2	1290 VT High Yield Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		82.1%

Consumer Discretionary	13.0%

Financials	11.7%

Industrials	11.4%

Information Technology	9.8%

Communication Services	9.2%

Energy	8.1%

Materials	7.6%

Health Care	5.2%

Other	6.1%

Exchange Traded Funds		8.9%

Loan Participations		3.8%

Financials	1.7%

Information Technology	1.5%

Other	0.6%

Common Stocks		0.0%#

Short-Term Investments		11.5%

Cash and Other Assets Less Liabilities		-6.3%

#	Less than 0.05%

Additional Information
For additional info
rma
tion about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A006-B
148403_B

Annual Shareholder Report - December 31, 2024	3	1290 VT High Yield Bond Portfolio (Class IB)

1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$78	0.75%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.83% for the year ended December 31, 2024.

What helped performance during the year?

•  Being underweight the better-quality intermediate duration segment of the market contributed to the Portfolio’s relative performance.
•  Security selection in the telecommunications, health services and insurance brokerage industries also contributed to relative performance.
•  The Portfolio’s overall positioning, which emphasized income generation, as well as the Portfolio’s asset allocation and issue selection contributed to relative performance.
•  The Portfolio’s opportunistic allocation to loans also contributed, as the Portfolio’s loan positions meaningfully

What hurt performance during the year?

•  From a macro risk positioning perspective, being underweight to the highest yielding segment of the market detracted from relative performance.
•  Security selection in the media space also detracted.
•  Being underweight in the pharmaceuticals industry, which rallied meaningfully in 2024, detracted from relative performance.

Annual Shareholder Report - December 31, 2024	1	1290 VT High Yield Bond Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the ICE BofA U.S. High Yield Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT High Yield Bond Portfolio (Class K)	7.83%	3.99%	4.59%
ICE BofA U.S. High Yield Index	8.27%	4.08%	5.10%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$249,523,203

Number of Portfolio Holdings	481

Total Investment Advisory Fees Paid	$1,281,896

Portfolio Turnover Rate	39%

Annual Shareholder Report - December 31, 2024	2	1290 VT High Yield Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		82.1%

Consumer Discretionary	13.0%

Financials	11.7%

Industrials	11.4%

Information Technology	9.8%

Communication Services	9.2%

Energy	8.1%

Materials	7.6%

Health Care	5.2%

Other	6.1%

Exchange Traded Funds		8.9%

Loan Participations		3.8%

Financials	1.7%

Information Technology	1.5%

Other	0.6%

Common Stocks		0.0%#

Short-Term Investments		11.5%

Cash and Other Assets Less Liabilities		-6.3%

#	Less than 0.05%

Additional Information
For additional
infor
mation a
bout the
Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A006-K
148403_K

Annual Shareholder Report - December 31, 2024	3	1290 VT High Yield Bond Portfolio (Class K)

1290 VT MICRO CAP PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$127	1.15%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 20.06% for the year ended December 31, 2024.

What helped performance during the year?

•  From a sector allocation perspective, underweighting the Energy, Real Estate, and Utilities sectors contributed to relative performance as they were all among the worst performing sectors within the Russell Microcap Index.
•  Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.
•  Security selection within the Consumer Discretionary sector also contributed to relative performance.

What hurt performance during the year?

•  Security selection within the Information Technology sector detracted from relative performance.
•  Security selection within the Financials sector also detracted from relative performance. AvidXchange Holdings, Inc., a provider of accounts payable automation software and payment solutions, was a top detractor.
•  From a sector allocation perspective, overweighting Health Care and underweighting Financials also detracted from relative performance.

Annual Shareholder Report - December 31, 2024	1	1290 VT Micro Cap Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell Microcap
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Micro Cap Portfolio (Class IB)	20.06%	9.77%	9.92%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell Microcap ® Index	13.70%	6.97%	6.77%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$168,547,207

Number of Portfolio Holdings	1,485

Total Investment Advisory Fees Paid	$949,824

Portfolio Turnover Rate	90%

Annual Shareholder Report - December 31, 2024	2	1290 VT Micro Cap Portfolio (Class IB)

What did the Portfolio invest
in
?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	28.2%

Information Technology	19.6%

Industrials	14.4%

Financials	13.8%

Consumer Discretionary	8.4%

Consumer Staples	5.5%

Communication Services	3.1%

Energy	2.0%

Real Estate	1.7%

Materials	1.4%

Utilities	0.3%

Short-Term Investments	5.9%

Cash and Other Assets Less Liabilities	-4.3%

Top Holdings (as a % of Net Assets)

Tarsus Pharmaceuticals, Inc.	2.0%

Scholar Rock Holding Corp.	1.6%

Universal Technical Institute, Inc.	1.5%

Core Scientific, Inc.	1.4%

VSE Corp.	1.4%

Agilysys, Inc.	1.3%

Grid Dynamics Holdings, Inc.	1.3%

Cellebrite DI Ltd.	1.2%

OneSpaWorld Holdings Ltd.	1.2%

Alkami Technology, Inc.	1.2%

Additional Information
For additional information about the
Portfo
lio, inclu
ding
its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

153133_B
A007-B

Annual Shareholder Report - December 31, 2024	3	1290 VT Micro Cap Portfolio (Class IB)

1290 VT MICRO CAP PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$99	0.90%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 20.39% for the year ended December 31, 2024.

What helped performance during the year?

•  From a sector allocation perspective, underweighting the Energy, Real Estate, and Utilities sectors contributed to relative performance as they were all among the worst performing sectors within the Russell Microcap Index.
•  Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.
•  Security selection within the Consumer Discretionary sector also contributed to relative performance.

What hurt performance during the year?

•  Security selection within the Information Technology sector detracted from relative performance.
•  Security selection within the Financials sector also detracted from relative performance. AvidXchange Holdings, Inc., a provider of accounts payable automation software and payment solutions, was a top detractor.
•  From a sector allocation perspective, overweighting Health Care and underweighting Financials also detracted from relative performance.

Annual Shareholder Report - December 31, 2024	1	1290 VT Micro Cap Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell Microcap
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Micro Cap Portfolio (Class K)	20.39%	10.04%	10.15%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell Microcap ® Index	13.70%	6.97%	6.77%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$168,547,207

Number of Portfolio Holdings	1,485

Total Investment Advisory Fees Paid	$949,824

Portfolio Turnover Rate	90%

Annual Shareholder Report - December 31, 2024	2	1290 VT Micro Cap Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	28.2%

Information Technology	19.6%

Industrials	14.4%

Financials	13.8%

Consumer Discretionary	8.4%

Consumer Staples	5.5%

Communication Services	3.1%

Energy	2.0%

Real Estate	1.7%

Materials	1.4%

Utilities	0.3%

Short-Term Investments	5.9%

Cash and Other Assets Less Liabilities	-4.3%

Top Holdings (as a % of Net Assets)

Tarsus Pharmaceuticals, Inc.	2.0%

Scholar Rock Holding Corp.	1.6%

Universal Technical Institute, Inc.	1.5%

Core Scientific, Inc.	1.4%

VSE Corp.	1.4%

Agilysys, Inc.	1.3%

Grid Dynamics Holdings, Inc.	1.3%

Cellebrite DI Ltd.	1.2%

OneSpaWorld Holdings Ltd.	1.2%

Alkami Technology, Inc.	1.2%

Additional Information
For additional information about the Portfolio, includin
g i
ts prospectus, financial statements, portfolio holdings, and proxy voting information, visit
https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

153133_K
A007-K

Annual Shareholder Report - December 31, 2024	3	1290 VT Micro Cap Portfolio (Class K)

1290 VT NATURAL RESOURCES PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$87	0.90%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned -5.56% for the year ended December 31, 2024.

What helped performance during the year?

•  The sub-industries that contributed the most to performance were gold, coal & consumable fuels, silver, forest products, and aluminum.
•  The stocks that contributed the most to performance were Exxon Mobil Corp., Agnico Eagle Mines Ltd., Texas Pacific Land Corp., Pioneer Natural Resources Co., and Corteva, Inc.

What hurt performance during the year?

•  The sub-industries that detracted the most from performance were diversified metals & mining, steel, agricultural products & services, paper products, and integrated oil & gas.
•  The stocks that detracted the most from performance were BHP Group Ltd., TotalEnergies SE, ConocoPhillips, Glencore plc, and Nucor Corp.

Annual Shareholder Report - December 31, 2024	1	1290 VT Natural Resources Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI World (Net) Index and MSCI World Commodity Producers (Net) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Natural Resources Portfolio (Class IB)	-5.56%	6.76%	3.62%
MSCI World (Net) Index*	18.67%	11.17%	9.95%
MSCI World Commodity Producers (Net) Index	-5.28%	7.31%	4.09%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$29,376,771

Number of Portfolio Holdings	83

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	4%

Annual Shareholder Report - December 31, 2024	2	1290 VT Natural Resources Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of N et Assets)

United States	60.0%

Canada	12.6%

Australia	12.5%

France	4.2%

Japan	1.5%

South Africa	1.3%

Norway	1.2%

Italy	1.1%

Brazil	1.1%

Finland	0.7%

Other	3.4%

Cash and Other Assets Less Liabilities	0.4%

Sector & Industry Weightings (as a % of Net Assets)

Energy		66.4%

Integrated Oil & Gas	46.2%

Oil & Gas Exploration & Production	19.4%

Coal & Consumable Fuels	0.8%

Materials		31.2%

Diversified Metals & Mining	12.5%

Gold	6.4%

Steel	4.2%

Fertilizers & Agricultural Chemicals	3.3%

Copper	2.7%

Paper Products	1.1%

Forest Products	0.4%

Aluminum	0.3%

Silver	0.3%

Food, Beverage & Tobacco		1.4%

Agricultural Products & Services	1.4%

Short-Term Investments		0.6%

Cash and Other Assets Less Liabilities		0.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings,
and
proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

148388_B
A010-B

Annual Shareholder Report - December 31, 2024	3	1290 VT Natural Resources Portfolio (Class IB)

1290 VT NATURAL RESOURCES PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$63	0.65%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned -5.21% for the year ended December 31, 2024.

What helped performance during the year?

•  The sub-industries that contributed the most to performance were gold, coal & consumable fuels, silver, forest products, and aluminum.
•  The stocks that contributed the most to performance were Exxon Mobil Corp., Agnico Eagle Mines Ltd., Texas Pacific Land Corp., Pioneer Natural Resources Co., and Corteva, Inc.

What hurt performance during the year?

•  The sub-industries that detracted the most from performance were diversified metals & mining, steel, agricultural products & services, paper products, and integrated oil & gas.
•  The stocks that detracted the most from performance were BHP Group Ltd., TotalEnergies SE, ConocoPhillips, Glencore plc, and Nucor Corp.

Annual Shareholder Report - December 31, 2024	1	1290 VT Natural Resources Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI World (Net) Index and MSCI World Commodity Producers (Net) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Natural Resources Portfolio (Class K)	-5.21%	7.04%	3.89%
MSCI World (Net) Index*	18.67%	11.17%	9.95%
MSCI World Commodity Producers (Net) Index	-5.28%	7.31%	4.09%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$29,376,771

Number of Portfolio Holdings	83

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	4%

Annual Shareholder Report - December 31, 20 2 4	2	1290 VT Natural Resources Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	60.0%

Canada	12.6%

Australia	12.5%

France	4.2%

Japan	1.5%

South Africa	1.3%

Norway	1.2%

Italy	1.1%

Brazil	1.1%

Finland	0.7%

Other	3.4%

Cash and Other Assets Less Liabilities	0.4%

Sector & Industry Weightings (as a % of Net Assets)

Energy		66.4%

Integrated Oil & Gas	46.2%

Oil & Gas Exploration & Production	19.4%

Coal & Consumable Fuels	0.8%

Materials		31.2%

Diversified Metals & Mining	12.5%

Gold	6.4%

Steel	4.2%

Fertilizers & Agricultural Chemicals	3.3%

Copper	2.7%

Paper Products	1.1%

Forest Products	0.4%

Aluminum	0.3%

Silver	0.3%

Food, Beverage & Tobacco		1.4%

Agricultural Products & Services	1.4%

Short-Term Investments		0.6%

Cash and Other Assets Less Liabilities		0.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

148388_K
A010-K

Annual Shareholder Report - December 31, 2024	3	1290 VT Natural Resources Portfolio (Class K)

1290 VT REAL ESTATE PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$90	0.90%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 0.83% for the year ended December 31, 2024.

What helped performance during the year?

•  The sub-industries that contributed the most to performance were healthcare real estate investment trusts (REITs), data center REITs, multi-family residential REITs, retail REITs, and other specialized REITs.
•  The stocks that contributed the most to performance were Welltower, Inc., Digital Realty Trust, Inc., Equinix, Inc., Simon Property Group, Inc., and AvalonBay Communities, Inc.

What hurt performance during the year?

•  The sub-industries that detracted the most from performance were industrial REITs, diversified REITs, real estate operating companies, real estate development, and hotel & resort REITs.
•  The stocks that detracted the most from performance were Prologis, Inc., Alexandria Real Estate Equities, Inc., Rexford Industrial Realty, Inc., Link REIT, and Segro plc.

Annual Shareholder Report - December 31, 2024	1	1290 VT Real Estate Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI World (Net) Index and FTSE EPRA/NAREIT Developed Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Real Estate Portfolio (Class IB)	0.83%	-1.06%	2.12%
MSCI World (Net) Index*	18.67%	11.17%	9.95%
FTSE EPRA/NAREIT Developed Index	2.00%	-0.03%	3.20%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$34,115,490

Number of Portfolio Holdings	366

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	19%

Annual Shareholder Report - December 31, 2024	2	1290 VT Real Estate Portfolio (Class IB)

What did the Portfolio invest in?
(as of Decem
b
er 31, 2024)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Real Estate			97.9%

Retail REITs	16.5%

Industrial REITs	14.3%

Health Care REITs	10.4%

Multi-Family Residential REITs	8.9%

Data Center REITs	8.7%

Other	39.1%

Exchange Traded Fund			1.1%

Equity Funds	1.1%

Information Technology			0.3%

Internet Services & Infrastructure	0.3%

Consumer Discretionary			0.0%	#

Hotels, Resorts & Cruise Lines	0.0%	#

Health Care			0.2%

Health Care Facilities	0.2%

Closed End Fund			0.0%	#

Diversified REITs	0.0%	#

Short-Term Investments			1.4%

Cash and Other Assets Less Liabilities			-0.9%

Top Holdings (as a % of Net Assets)

Prologis, Inc. (REIT)	5.6%

Equinix, Inc. (REIT)	5.2%

Welltower, Inc. (REIT)	4.4%

Digital Realty Trust, Inc. (REIT)	3.3%

Simon Property Group, Inc. (REIT)	3.2%

Public Storage (REIT)	2.7%

Realty Income Corp. (REIT)	2.6%

Goodman Group (REIT)	2.3%

Extra Space Storage, Inc. (REIT)	1.8%

AvalonBay Communities, Inc. (REIT)	1.8%

#	Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

148389_B
A011-B

Annual Shareholder Report - December 31, 2024	3	1290 VT Real Estate Portfolio (Class IB)

1290 VT REAL ESTATE PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$65	0.65%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 1.07% for the year ended December 31, 2024.

What helped performance during the year?

•  The sub-industries that contributed the most to performance were healthcare real estate investment trusts (REITs), data center REITs, multi-family residential REITs, retail REITs, and other specialized REITs.
•  The stocks that contributed the most to performance were Welltower, Inc., Digital Realty Trust, Inc., Equinix, Inc., Simon Property Group, Inc., and AvalonBay Communities, Inc.

What hurt performance during the year?

•  The sub-industries that detracted the most from performance were industrial REITs, diversified REITs, real estate operating companies, real estate development, and hotel & resort REITs.
•  The stocks that detracted the most from performance were Prologis, Inc., Alexandria Real Estate Equities, Inc., Rexford Industrial Realty, Inc., Link REIT, and Segro plc.

Annual Shareholder Report - December 31, 2024	1	1290 VT Real Estate Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI World (Net) Index and FTSE EPRA/NAREIT Developed Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Real Estate Portfolio (Class K)	1.07%	-0.83%	2.37%
MSCI World (Net) Index*	18.67%	11.17%	9.95%
FTSE EPRA/NAREIT Developed Index	2.00%	-0.03%	3.20%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$34,115,490

Number of Portfolio Holdings	366

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	19%

Annual Shareholder Report - December 31, 2024	2	1290 VT Real Estat e Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Real Estate			97.9%

Retail REITs	16.5%

Industrial REITs	14.3%

Health Care REITs	10.4%

Multi-Family Residential REITs	8.9%

Data Center REITs	8.7%

Other	39.1%

Exchange Traded Fund			1.1%

Equity Funds	1.1%

Information Technology			0.3%

Internet Services & Infrastructure	0.3%

Consumer Discretionary			0.0%	#

Hotels, Resorts & Cruise Lines	0.0%	#

Health Care			0.2%

Health Care Facilities	0.2%

Closed End Fund			0.0%	#

Diversified REITs	0.0%	#

Short-Term Investments			1.4%

Cash and Other Assets Less Liabilities			-0.9%

Top Holdings (as a % of Net Assets)

Prologis, Inc. (REIT)	5.6%

Equinix, Inc. (REIT)	5.2%

Welltower, Inc. (REIT)	4.4%

Digital Realty Trust, Inc. (REIT)	3.3%

Simon Property Group, Inc. (REIT)	3.2%

Public Storage (REIT)	2.7%

Realty Income Corp. (REIT)	2.6%

Goodman Group (REIT)	2.3%

Extra Space Storage, Inc. (REIT)	1.8%

AvalonBay Communities, Inc. (REIT)	1.8%

#	Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

148389_K
A011-K

Annual Shareholder Report - December 31, 2024	3	1290 VT Real Estate Portfolio (Class K)

1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$127	1.15%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 20.75% for the year ended December 31, 2024.

What helped performance during the year?

•  Texas Pacific Land Corporation and LandBridge Company LLC were the largest contributors to absolute and relative returns.
•  Security selection within the Energy sector, specifically from positions absent from the broader market indices, contributed to absolute and relative returns.

What hurt performance during the year?

•  The Portfolio’s position in Inter Parfums, Inc., a global fragrance company, detracted from performance.
•  The Portfolio’s position in DigitalBridge Group, Inc., a U.S.-based global investment firm, also detracted.

Annual Shareholder Report - December 31, 2024	1	1290 VT Small Cap Value Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Small Cap Value Portfolio (Class IB)	20.75%	11.77%	9.53%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Value Index	8.05%	7.29%	7.14%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$415,584,445

Number of Portfolio Holdings	1,472

Total Investment Advisory Fees Paid	$2,805,951

Portfolio Turnover Rate	23%

Annual Shareholder Report - December 31, 2024	2	1290 VT Small Cap Value Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	17.9%

Energy	16.0%

Industrials	15.7%

Consumer Discretionary	13.7%

Real Estate	11.4%

Materials	4.5%

Health Care	4.3%

Communication Services	3.9%

Consumer Staples	3.6%

Information Technology	3.2%

Utilities	2.9%

Short-Term Investments	5.0%

Cash and Other Assets Less Liabilities	-2.1%

Top Holdings (as a % of Net Assets )

Texas Pacific Land Corp.	11.6%

AutoNation, Inc.	4.0%

Landbridge Co. LLC, Class A	4.0%

Penske Automotive Group, Inc.	3.6%

Interparfums, Inc.	2.4%

CACI International, Inc., Class A	2.3%

JPMorgan Prime Money Market Fund, IM Shares	2.0%

Live Nation Entertainment, Inc.	1.9%

Clarkson plc	1.4%

Oshkosh Corp.	1.3%

Additional Information
For additional information about the Portfolio, including its prosp ect
us, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

153132_B
A012-B

Annual Shareholder Report - December 31, 2024	3	1290 VT Small Cap Value Portfolio (Class IB)

1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$99	0.90%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 21.03% for the year ended December 31, 2024.

What helped performance during the year?

•  Texas Pacific Land Corporation and LandBridge Company LLC were the largest contributors to absolute and relative returns.
•  Security selection within the Energy sector, specifically from positions absent from the broader market indices, contributed to absolute and relative returns.

What hurt performance during the year?

•  The Portfolio’s position in Inter Parfums, Inc., a global fragrance company, detracted from performance.
•  The Portfolio’s position in DigitalBridge Group, Inc., a U.S.-based global investment firm, also detracted.

Annual Shareholder Report - December 31, 2024	1	1290 VT Small Cap Value Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Small Cap Value Portfolio (Class K)	21.03%	12.05%	9.79%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Value Index	8.05%	7.29%	7.14%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$415,584,445

Number of Portfolio Holdings	1,472

Total Investment Advisory Fees Paid	$2,805,951

Portfolio Turnover Rate	23%

Annual Shareholder R ep ort - December 31, 2024	2	1290 VT Small Cap Value Portfolio (Class K)

What did the Portfolio in
v
est in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	17.9%

Energy	16.0%

Industrials	15.7%

Consumer Discretionary	13.7%

Real Estate	11.4%

Materials	4.5%

Health Care	4.3%

Communication Services	3.9%

Consumer Staples	3.6%

Information Technology	3.2%

Utilities	2.9%

Short-Term Investments	5.0%

Cash and Other Assets Less Liabilities	-2.1%

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	11.6%

AutoNation, Inc.	4.0%

Landbridge Co. LLC, Class A	4.0%

Penske Automotive Group, Inc.	3.6%

Interparfums, Inc.	2.4%

CACI International, Inc., Class A	2.3%

JPMorgan Prime Money Market Fund, IM Shares	2.0%

Live Nation Entertainment, Inc.	1.9%

Clarkson plc	1.4%

Oshkosh Corp.	1.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

153132_K
A012-K

Annual Shareholder Report - December 31, 2024	3	1290 VT Small Cap Value Portfolio (Class K)

1290 VT SMARTBETA EQUITY ESG PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.10%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 16.44% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s active sector exposures were rewarded, with the below-benchmark exposures to the Materials, Energy and Health Care sectors contributing strongly given these were the worst performing sectors over the period.
•  Stock selection in the Consumer Discretionary and Consumer Staples sectors contributed to performance; Tesla, Inc. and Walmart, Inc. were top contributors.

What hurt performance during the year?

•  Stocks with higher volatility significantly outperformed those with lower volatility, which worked against the Portfolio’s strategic allocation toward low volatility stocks.
•  Higher quality names underperformed the broad market marginally, which detracted from performance given the Portfolio’s focus on companies with high quality earnings.
•  Holding underweight positions in a number of U.S. mega cap companies, which dominated market returns over the period given their connection to the rise of Artificial Intelligence, particularly NVIDIA Corp. and Meta Platforms, Inc., hurt performance.

Annual Shareholder Report - December 31, 2024	1	1290 VT SmartBeta Equity ESG Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI World (Net) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT SmartBeta Equity ESG Portfolio (Class IB)	16.44%	9.63%	9.42%
MSCI World (Net) Index	18.67%	11.17%	9.95%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$363,400,094

Number of Portfolio Holdings	265

Total Investment Advisory Fees Paid	$2,546,405

Portfolio Turnover Rate	28%

Annual Shareholder Report - December 31, 2024	2	1290 VT SmartBeta Equity ESG Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	21.4%

Financials	18.6%

Industrials	15.0%

Consumer Staples	11.6%

Health Care	9.6%

Consumer Discretionary	9.0%

Communication Services	7.3%

Utilities	3.4%

Materials	1.7%

Real Estate	1.2%

Energy	0.4%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

Apple, Inc.	4.7%

NVIDIA Corp.	4.4%

Microsoft Corp.	4.2%

Alphabet, Inc., Class A	2.7%

Amazon.com, Inc.	2.5%

Meta Platforms, Inc., Class A	1.4%

Procter & Gamble Co. (The)	1.3%

Tesla, Inc.	1.3%

Coca-Cola Co. (The)	1.3%

Costco Wholesale Corp.	1.3%

Additional Informa ti on
For additional information about the Portfolio, including its prospectu
s
, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

152479_B
A013-B

Annual Shareholder Report - December 31, 2024	3	1290 VT SmartBeta Equity ESG Portfolio (Class IB)

1290 VT SMARTBETA EQUITY ESG PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$92	0.85%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 16.62% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s active sector exposures were rewarded, with the below-benchmark exposures to the Materials, Energy and Health Care sectors contributing strongly given these were the worst performing sectors over the period.
•  Stock selection in the Consumer Discretionary and Consumer Staples sectors contributed to performance; Tesla, Inc. and Walmart, Inc. were top contributors.

What hurt performance during the year?

•  Stocks with higher volatility significantly outperformed those with lower volatility, which worked against the Portfolio's strategic allocation toward low volatility stocks.
•  Higher quality names underperformed the broad market marginally, which detracted from performance given the Portfolio’s focus on companies with high quality earnings.
•  Holding underweight positions in a number of U.S. mega cap companies, which dominated market returns over the period given their connection to the rise of Artificial Intelligence, particularly NVIDIA Corp. and Meta Platforms, Inc., hurt performance.

Annual Shareholder Report - December 31, 2024	1	1290 VT SmartBeta Equity ESG Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI World (Net) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT SmartBeta Equity ESG Portfolio (Class K)	16.62%	9.90%	9.69%
MSCI World (Net) Index	18.67%	11.17%	9.95%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$363,400,094

Number of Portfolio Holdings	265

Total Investment Advisory Fees Paid	$2,546,405

Portfolio Turnover Rate	28%

Annual Shareholder Report - December 31, 2024	2	1290 VT SmartBeta Equity ESG Portfolio (Class K)

What did t
h
e Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	21.4%

Financials	18.6%

Industrials	15.0%

Consumer Staples	11.6%

Health Care	9.6%

Consumer Discretionary	9.0%

Communication Services	7.3%

Utilities	3.4%

Materials	1.7%

Real Estate	1.2%

Energy	0.4%

Short-Term Investments	0.7%

Cash and Other As s ets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

Apple, Inc.	4.7%

NVIDIA Corp.	4.4%

Microsoft Corp.	4.2%

Alphabet, Inc., Class A	2.7%

Amazon.com, Inc.	2.5%

Meta Platforms, Inc., Class A	1.4%

Procter & Gamble Co. (The)	1.3%

Tesla, Inc.	1.3%

Coca-Cola Co. (The)	1.3%

Costco Wholesale Corp.	1.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

152479_K
A013-K

Annual Shareholder Report - December 31, 2024	3	1290 VT SmartBeta Equity ESG Portfolio (Class K)

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the 1290 VT Socially Responsible Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$100	0.90%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 21.70% for the year ended December 31, 2024.

What helped performance during the year?

•  The Information Technology sector overall was the main contributor to performance, led by holdings in NVIDIA Corp. and Microsoft Corp.
•  The Financials, Communication Services, and Consumer Discretionary sectors also contributed to performance.
•  Top contributors included Tesla, Inc. and Alphabet, Inc.

What hurt performance during the year?

•  The Health Care sector was the main detractor from performance, led by holdings in Humana, Inc. and Elevance Health, Inc.
•  Certain stocks in the Information Technology sector detracted from performance, including Intel Corp., Adobe, Inc. and Advanced Micro Devices, Inc.

Annual Shareholder Report - December 31, 2024	1	1290 VT Socially Responsible Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index, MSCI KLD 400 Social Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Socially Responsible Portfolio (Class IB)	21.70%	13.57%	12.09%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
MSCI KLD 400 Social Index	22.80%	14.61%	13.08%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$267,552,090

Number of Portfolio Holdings	400

Total Investment Advisory Fees Paid	$1,312,102

Portfolio Turnover Rate	2%

Annual Shareholder Report - December 31, 2024	2	1290 VT Socially Responsible Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	37.3%

Financials	12.7%

Consumer Discretionary	10.4%

Communication Services	9.4%

Industrials	8.6%

Health Care	8.3%

Consumer Staples	5.5%

Real Estate	2.8%

Materials	2.6%

Energy	1.4%

Utilities	0.9%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	0.1%

#	Le s s than 0.05%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.1%

Microsoft Corp.	11.0%

Tesla, Inc.	4.3%

Alphabet, Inc., Class A	4.1%

Alphabet, Inc., Class C	3.5%

Visa, Inc., Class A	1.9%

Mastercard, Inc., Class A	1.6%

Procter & Gamble Co. (The)	1.5%

Home Depot, Inc. (The)	1.4%

Salesforce, Inc.	1.2%

Additional Information
For additional information a
b
out the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146437_B
A014-B

Annual Shareholder Report - December 31, 2024	3	1290 VT Socially Responsible Portfolio (Class IB)

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the ATM Large Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$66	0.59%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 24.18% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•  The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Real Estate, Energy, Utilities and Health Care.
•  The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., CVS Health Corp. and Super Micro Computer, Inc.

Annual Shareholder Report - December 31, 2024	1	ATM Large Cap Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
ATM Large Cap Managed Volatility Portfolio (Class K)	24.18%	13.15%	11.85%
S&P 500 ® Index	25.02%	14.53%	13.10%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,812,716,244

Number of Portfolio Holdings	507

Total Investment Advisory Fees Paid	$12,821,503

Portfolio Turnover Rate	2%

Annual Shareholder Report - December 31, 2024	2	ATM Large Cap Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.2%

Financials	12.2%

Consumer Discretionary	10.1%

Health Care	9.1%

Communication Services	8.4%

Industrials	7.3%

Consumer Staples	5.0%

Energy	2.9%

Utilities	2.1%

Real Estate	1.9%

Materials	1.7%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	6.8%

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.8%

NVIDIA Corp.	5.9%

Microsoft Corp.	5.7%

Amazon.com, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.3%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class C	1.6%

Additional Information
For additional infor
m
ation about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

800063_K
A016-K

Annual Shareholder Report - December 31, 2024	3	ATM Large Cap Managed Volatility Portfolio (Class K)

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the ATM Mid Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$64	0.60%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.21% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Consumer Discretionary and Utilities.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., Texas Pacific Land Corp., Vistra Corp., EMCOR Group, Inc. and Williams-Sonoma, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Communication Services, Real Estate, Health Care and Energy.
•  The stocks that detracted the most from performance were Five Below, Inc., Flagstar Financial, Inc., Cleveland-Cliffs, Inc., Wolfspeed, Inc. and Celsius Holdings, Inc.

Annual Shareholder Report - December 31, 2024	1	ATM Mid Cap Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and S&P MidCap 400
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
ATM Mid Cap Managed Volatility Portfolio (Class K)	13.21%	9.11%	8.62%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
S&P MidCap 400 ® Index	13.93%	10.34%	9.68%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$300,626,825

Number of Portfolio Holdings	405

Total Investment Advisory Fees Paid	$1,211,222

Portfolio Turnover Rate	20%

Annual Shareholder Report - December 31, 2024	2	ATM Mid Cap Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	19.3%

Financials	16.2%

Consumer Discretionary	12.8%

Information Technology	9.6%

Health Care	8.4%

Real Estate	6.2%

Materials	5.7%

Energy	4.1%

Consumer Staples	4.1%

Utilities	2.4%

Communication Services	1.3%

Short-Term Investments	6.1%

Cash and Other Assets Less Liabilities	3.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A017-K
800064_K

Annual Shareholder Report - December 31, 2024	3	ATM Mid Cap Managed Volatility Portfolio (Class K)

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the ATM Small Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$63	0.60%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.00% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Industrials, Financials, Consumer Discretionary and Consumer Staples.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., FTAI Aviation Ltd., MicroStrategy, Inc., Carvana Co. and Sprouts Farmers Market, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Energy, Utilities, Materials, Communication Services and Health Care.
•  The stocks that detracted the most from performance were Cytokinetics, Inc., S
t
oneCo Ltd., Atkore, Inc., Qualys, Inc. and Pacific Biosciences of California, Inc.

Annual Shareholder Report - December 31, 2024	1	ATM Small Cap Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
ATM Small Cap Managed Volatility Portfolio (Class K)	11.00%	6.33%	6.98%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Index	11.54%	7.40%	7.82%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,022,667,150

Number of Portfolio Holdings	1,982

Total Investment Advisory Fees Paid	$4,320,683

Portfolio Turnover Rate	21%

Annual Shareholder Report - December 31, 2024	2	ATM Small Cap Managed Volatility Portfolio (Class K)

What did the Portfolio invest
i
n?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	16.8%

Industrials	16.1%

Health Care	14.7%

Information Technology	12.5%

Consumer Discretionary	8.8%

Real Estate	5.5%

Energy	4.6%

Materials	3.9%

Consumer Staples	2.5%

Utilities	2.4%

Communication Services	2.4%

Short-Term Investments	7.5%

Cash and Other Assets Less Liabilities	2.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A018-K
800065_K

Annual Shareholder Report - December 31, 2024	3	ATM Small Cap Managed Volatility Portfolio (Class K)

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the ATM International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$66	0.65%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 2.91% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Communication Services, Information Technology and Consumer Discretionary.
•  The stocks that contributed the most to performance were SAP SE, Hitachi Ltd., HSBC Holdings plc, Recruit Holdings Co. Ltd. and Mitsubishi UFJ Financial Group, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Consumer Staples, Energy, Utilities and Health Care.
•  The stocks that detracted the most from performance were Nestlé SA, Novo Nordisk A/S, BHP Group Ltd., LVMH Moet Hennessy Louis Vuitton SE and L’Oreal
S
A.

Annual Shareholder Report - December 31, 2024	1	ATM International Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
ATM International Managed Volatility Portfolio (Class K)	2.91%	3.95%	4.45%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,133,075,998

Number of Portfolio Holdings	737

Total Investment Advisory Fees Paid	$5,547,437

Portfolio Turnover Rate	3%

Annual Shareholder Report - December 31, 2024	2	ATM International Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Wei g htings (as a % of Net Assets)

Japan	20.9%

United Kingdom	10.2%

United States	8.7%

France	8.4%

Germany	8.3%

Australia	6.7%

Switzerland	5.6%

Netherlands	3.8%

Sweden	2.8%

Denmark	2.6%

Other	13.0%

Cash and Other Assets Less Liabilities	9.0%

Sector We i ghtings (as a % of Net Assets)

Financials	19.8%

Industrials	16.1%

Health Care	11.2%

Consumer Discretionary	10.2%

Information Technology	7.9%

Consumer Staples	7.6%

Materials	5.5%

Communication Services	4.4%

Energy	3.2%

Utilities	2.9%

Real Estate	1.8%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	9.0%

Addition a l Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

800062_K
A015-K

Annual Shareholder Report - December 31, 2024	3	ATM International Managed Volatility Portfolio (Class K)

EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$90	0.80%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 23.92% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•  The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Real Estate, Energy, Utilities and HealthCare.
•  The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., CVS Health Corp. and Super Micro Computer, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/500 Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/500 Managed Volatility Portfolio (Class IB)	23.92%	13.15%	11.78%
S&P 500 ® Index	25.02%	14.53%	13.10%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$8,385,967,377

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$35,002,671

Portfolio Turnover Rate	2%

Annual Shareholder Report - December 31, 2024	2	EQ/500 Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weig ht ings (as a % of Net Assets)

Information Technology	29.4%

Financials	12.3%

Consumer Discretionary	10.2%

Health Care	9.1%

Communication Services	8.5%

Industrials	7.4%

Consumer Staples	5.0%

Energy	2.9%

Utilities	2.1%

Real Estate	1.9%

Materials	1.7%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	6.2%

Top Holdi n gs (as a % of Net Assets )

Apple, Inc.	6.9%

NVIDIA Corp.	6.0%

Microsoft Corp.	5.7%

Amazon.com, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.3%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class C	1.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146428_B
A020-B

Annual Shareholder Report - December 31, 2024	3	EQ/500 Managed Volatility Portfolio (Class IB)

EQ/500 MANAGED VOLATILITY PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$62	0.55%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 24.25% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•  The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Real Estate, Energy, Utilities and Health Care.
•  The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., CVS Health Corp. and Super Micro Computer, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/500 Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/500 Managed Volatility Portfolio (Class K)	24.25%	13.42%	12.06%
S&P 500 ® Index	25.02%	14.53%	13.10%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$8,385,967,377

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$35,002,671

Portfolio Turnover Rate	2%

Annual Shareholder Report - December 31, 2024	2	EQ/500 Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weig hti ngs (as a % of Net Assets)

Information Technology	29.4%

Financials	12.3%

Consumer Discretionary	10.2%

Health Care	9.1%

Communication Services	8.5%

Industrials	7.4%

Consumer Staples	5.0%

Energy	2.9%

Utilities	2.1%

Real Estate	1.9%

Materials	1.7%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	6.2%

Top Hold in gs ( a s a % of Net Assets )

Apple, Inc.	6.9%

NVIDIA Corp.	6.0%

Microsoft Corp.	5.7%

Amazon.com, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.3%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class C	1.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146428_K
A020-K

Annual Shareholder Report - December 31, 2024	3	EQ/500 Managed Volatility Portfolio (Class K)

EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$90	0.85%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.88% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Consumer Discretionary and Utilities.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., Texas Pacific Land Corp., Vistra Corp., EMCOR Group, Inc. and Williams-Sonoma, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Communication Services, Real Estate, Health Care and Energy.
•  The stocks that detracted the most from performance were Five Below, Inc., Flagstar Financial, Inc., Cleveland-Cliffs, Inc., Wolfspeed, Inc. and Celsius Holdings, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/400 Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and S&P MidCap 400
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/400 Managed Volatility Portfolio (Class IB)	12.88%	9.09%	8.50%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
S&P MidCap 400 ® Index	13.93%	10.34%	9.68%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$848,899,339

Number of Portfolio Holdings	403

Total Investment Advisory Fees Paid	$3,863,712

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2024	2	EQ/400 Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	19.3%

Financials	16.2%

Consumer Discretionary	12.9%

Information Technology	9.6%

Health Care	8.5%

Real Estate	6.2%

Materials	5.8%

Energy	4.2%

Consumer Staples	4.1%

Utilities	2.4%

Communication Services	1.3%

Short-Term Investments	4.8%

Cash and Other Assets Less Liabilities	4.7%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A019-B
146427_B

Annual Shareholder Report - December 31, 2024	3	EQ/400 Managed Volatility Portfolio (Class IB)

EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$64	0.60%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.17% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Consumer Discretionary and Utilities.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., Texas Pacific Land Corp., Vistra Corp., EMCOR Group, Inc. and Williams-Sonoma, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Communication Services, Real Estate, Health Care and Energy.
•  The stocks that detracted the most from performance were Five Below, Inc., Flagstar Financial, Inc., Cleveland-Cliffs, Inc., Wolfspeed, Inc. and Celsius Holdings, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/400 Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and S&P MidCap 400
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/400 Managed Volatility Portfolio (Class K)	13.17%	9.37%	8.78%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
S&P MidCap 400 ® Index	13.93%	10.34%	9.68%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$848,899,339

Number of Portfolio Holdings	403

Total Investment Advisory Fees Paid	$3,863,712

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2024	2	EQ/400 Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	19.3%

Financials	16.2%

Consumer Discretionary	12.9%

Information Technology	9.6%

Health Care	8.5%

Real Estate	6.2%

Materials	5.8%

Energy	4.2%

Consumer Staples	4.1%

Utilities	2.4%

Communication Services	1.3%

Short-Term Investments	4.8%

Cash and Other Assets Less Liabilities	4.7%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A019-K
146427_K

Annual Shareholder Report - December 31, 2024	3	EQ/400 Managed Volatility Portfolio (Class K)

EQ/2000 MANAGED VOLATILITY PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$88	0.84%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.65% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Industrials, Financials, Consumer Discretionary and Consumer Staples.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., FTAI Aviation Ltd., MicroStrategy, Inc., Carvana Co. and Sprouts Farmers Market, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Energy, Utilities, Materials, Communication Services and Health Care.
•  The stocks that detracted the most from performance were Cytokinetics, Inc., StoneCo Ltd., Atkore, Inc., Qualys, Inc. and Pacific Biosciences of California, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/2000 Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/2000 Managed Volatility Portfolio (Class IB)	10.65%	6.24%	6.81%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Index	11.54%	7.40%	7.82%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,449,978,441

Number of Portfolio Holdings	1,980

Total Investment Advisory Fees Paid	$14,800,967

Portfolio Turnover Rate	18%

Annual Shareholder Report - December 31, 2024	2	EQ/2000 Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	16.8%

Industrials	16.1%

Health Care	14.8%

Information Technology	12.5%

Consumer Discretionary	8.8%

Real Estate	5.5%

Energy	4.6%

Materials	3.9%

Consumer Staples	2.6%

Utilities	2.5%

Communication Services	2.4%

Short-Term Investments	6.5%

Cash and Other Assets Less Liabilities	3.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A021-B
146429_B

Annual Shareholder Report - December 31, 2024	3	EQ/2000 Managed Volatility Portfolio (Class IB)

EQ/2000 MANAGED VOLATILITY PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$62	0.59%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 10.94% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Industrials, Financials, Consumer Discretionary and Consumer Staples.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., FTAI Aviation Ltd., MicroStrategy, Inc., Carvana Co. and Sprouts Farmers Market, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Energy, Utilities, Materials, Communication Services and Health Care.
•  The stocks that detracted the most from performance were Cytokinetics, Inc., StoneCo Ltd., Atkore, Inc., Qualys, Inc. and Pacific Biosciences of California, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/2000 Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/2000 Managed Volatility Portfolio (Class K)	10.94%	6.51%	7.08%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Index	11.54%	7.40%	7.82%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,449,978,441

Number of Portfolio Holdings	1,980

Total Investment Advisory Fees Paid	$14,800,967

Portfolio Turnover Rate	18%

Annual Shareholder Report - December 31, 2024	2	EQ/2000 Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	16.8%

Industrials	16.1%

Health Care	14.8%

Information Technology	12.5%

Consumer Discretionary	8.8%

Real Estate	5.5%

Energy	4.6%

Materials	3.9%

Consumer Staples	2.6%

Utilities	2.5%

Communication Services	2.4%

Short-Term Investments	6.5%

Cash and Other Assets Less Liabilities	3.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A021-K
146429_K

Annual Shareholder Report - December 31, 2024	3	EQ/2000 Managed Volatility Portfolio (Class K)

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$88	0.87%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 2.66% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Communication Services, Information Technology and Consumer Discretionary.
•  The stocks that contributed the most to performance were SAP SE, Hitachi Ltd., HSBC Holdings plc, Recruit Holdings Co. Ltd. and Mitsubishi UFJ Financial Group, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Consumer Staples, Energy, Utilities and Health Care.
•  The stocks that detracted the most from performance were Nestlé SA, Novo Nordisk A/S, BHP Group Ltd., LVMH Moet Hennessy Louis Vuitton SE and L’Oreal SA.

Annual Shareholder Report - December 31, 2024	1	EQ/International Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Managed Volatility Portfolio (Class IB)	2.66%	3.77%	4.24%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,754,207,916

Number of Portfolio Holdings	736

Total Investment Advisory Fees Paid	$8,567,882

Portfolio Turnover Rate	2%

Annual Shareholder Report - December 31, 2024	2	EQ/International Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

Japan	21.0%

United Kingdom	10.3%

United States	9.0%

France	8.5%

Germany	8.4%

Australia	6.7%

Switzerland	5.6%

Netherlands	3.8%

Sweden	2.9%

Denmark	2.6%

Other	12.8%

Cash and Other Assets Less Liabilities	8.4%

Sector Weightings (as a % of Net Assets)

Financials	19.9%

Industrials	16.1%

Health Care	11.3%

Consumer Discretionary	10.2%

Information Technology	8.0%

Consumer Staples	7.6%

Materials	5.5%

Communication Services	4.4%

Energy	3.2%

Utilities	3.0%

Real Estate	1.8%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	8.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146430_B
A059-B

Annual Shareholder Report - December 31, 2024	3	EQ/International Managed Volatility Portfolio (Class IB)

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$63	0.62%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 2.97% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Communication Services, Information Technology and Consumer Discretionary.
•  The stocks that contributed the most to performance were SAP SE, Hitachi Ltd., HSBC Holdings plc, Recruit Holdings Co. Ltd. and Mitsubishi UFJ Financial Group, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Consumer Staples, Energy, Utilities and Health Care.
•  The stocks that detracted the most from performance were Nestlé SA, Novo Nordisk A/S, BHP Group Ltd., LVMH Moet Hennessy Louis Vuitton SE and L’Oreal SA.

Annual Shareholder Report - December 31, 2024	1	EQ/International Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Managed Volatility Portfolio (Class K)	2.97%	4.05%	4.50%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$1,754,207,916

Number of Portfolio Holdings	736

Total Investment Advisory Fees Paid	$8,567,882

Portfolio Turnover Rate	2%

Annual Shareholder Report - December 31, 2024	2	EQ/International Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

Japan	21.0%

United Kingdom	10.3%

United States	9.0%

France	8.5%

Germany	8.4%

Australia	6.7%

Switzerland	5.6%

Netherlands	3.8%

Sweden	2.9%

Denmark	2.6%

Other	12.8%

Cash and Other Assets Less Liabilities	8.4%

Sector Weightings (as a % of Net Assets)

Financials	19.9%

Industrials	16.1%

Health Care	11.3%

Consumer Discretionary	10.2%

Information Technology	8.0%

Consumer Staples	7.6%

Materials	5.5%

Communication Services	4.4%

Energy	3.2%

Utilities	3.0%

Real Estate	1.8%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	8.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146430_K
A059-K

Annual Shareholder Report - December 31, 2024	3	EQ/International Managed Volatility Portfolio (Class K)

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Dynamic Aggressive Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$120	1.12%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.06% for the year ended December 31, 2024.

What helped performance during the year?

•  An overweight to U.S. large cap equity was a leading contributor to performance.
•  An underweight to U.S. bonds was also beneficial.

What hurt performance during the year?

•  Allocations to U.S. small- and mid-cap equities detracted from relative performance, given the strong performance of U.S. large caps.
•  An overweight to international equity also detracted from relative performance in the face of a strong U.S. market.

Annual Shareholder Report - December 31, 2024	1	EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/AB Dynamic Aggressive Growth Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)	14.06%	6.06%	6.04%
S&P 500 ® Index	25.02%	14.53%	14.15%
EQ/AB Dynamic Aggressive Growth Index	13.97%	9.04%	8.91%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
* Date of inception: November 13, 2017
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$751,832,436

Number of Portfolio Holdings	1,317

Total Investment Advisory Fees Paid	$4,607,727

Portfolio Turnover Rate	8%

Annual Shareholder Report - December 31, 2024	2	EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		64.3%

Information Technology	16.2%

Financials	10.4%

Consumer Discretionary	7.2%

Industrials	7.1%

Health Care	7.0%

Communication Services	5.1%

Consumer Staples	4.1%

Materials	2.1%

Energy	2.1%

Utilities	1.7%

Real Estate	1.3%

U.S. Treasury Obligations		17.9%

Exchange Traded Funds		4.5%

Short-Term Investments		12.2%

Cash and Other Assets Less Liabilities		1.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A022-B
157174_B

Annual Shareholder Report - December 31, 2024	3	EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)

EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Dynamic Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$121	1.14%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.49% for the year ended December 31, 2024.

What helped performance during the year?

•  An overweight to U.S. large cap equity was a leading contributor to performance.
•  An underweight to U.S. bonds was also beneficial.

What hurt performance during the year?

•  Allocations to U.S. small- and mid-cap equities detracted from relative performance, given the strong performance of U.S. large caps.
•  An overweight to international equity also detracted from relative performance in the face of a strong U.S. market.

Annual Shareholder Report - December 31, 2024	1	EQ/AB Dynamic Growth Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/AB Dynamic Growth Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/AB Dynamic Growth Portfolio (Class IB)	12.49%	5.42%	5.24%
S&P 500 ® Index	25.02%	14.53%	13.35%
EQ/AB Dynamic Growth Index	12.57%	8.09%	7.67%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.16%
* Date of inception: April 30, 2015
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$933,107,286

Number of Portfolio Holdings	1,326

Total Investment Advisory Fees Paid	$6,602,568

Portfolio Turnover Rate	14%

Annual Shareholder Report - December 31, 2024	2	EQ/AB Dynamic Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		66.4%

Information Technology	16.7%

Financials	10.7%

Consumer Discretionary	7.5%

Industrials	7.4%

Health Care	7.2%

Communication Services	5.3%

Consumer Staples	4.2%

Energy	2.2%

Materials	2.1%

Utilities	1.7%

Real Estate	1.4%

U.S. Treasury Obligations		25.8%

Exchange Traded Funds		4.0%

U.S. Government Agency Securities		2.0%

Short-Term Investments		2.0%

Cash and Other Assets Less Liabilities		-0.2%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A023-B
153118_B

Annual Shareholder Report - December 31, 2024	3	EQ/AB Dynamic Growth Portfolio (Class IB)

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Dynamic Moderate Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.13%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.75% for the year ended December 31, 2024.

What helped performance during the year?

•  An overweight to U.S. large cap equity was a leading contributor to performance.
•  An underweight to U.S. bonds was also beneficial.

What hurt performance during the year?

•  Allocations to U.S. small- and mid-cap equities detracted from relative performance, given the strong performance of U.S. large caps.
•  An overweight to international equity also detracted from relative performance in the face of a strong U.S. market.

Annual Shareholder Report - December 31, 2024	1	EQ/AB Dynamic Moderate Growth Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index, EQ/AB Dynamic Moderate Growth Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/AB Dynamic Moderate Growth Portfolio (Class IB)	10.75%	4.56%	4.73%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/AB Dynamic Moderate Growth Index	10.97%	7.01%	6.84%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,603,059,671

Number of Portfolio Holdings	1,328

Total Investment Advisory Fees Paid	$11,891,563

Portfolio Turnover Rate	19%

Annual Shareholder Report - December 31, 2024	2	EQ/AB Dynamic Moderate Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		52.4%

Information Technology	12.6%

Financials	8.7%

Industrials	6.1%

Consumer Discretionary	5.9%

Health Care	5.7%

Communication Services	4.0%

Consumer Staples	3.4%

Materials	1.8%

Energy	1.7%

Utilities	1.4%

Real Estate	1.1%

U.S. Treasury Obligations		37.1%

Exchange Traded Funds		4.0%

U.S. Government Agency Securities		2.3%

Short-Term Investments		0.3%

Cash and Other Assets Less Liabilities		3.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A024-B
146975_B

Annual Shareholder Report - December 31, 2024	3	EQ/AB Dynamic Moderate Growth Portfolio (Class IB)

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$79	0.77%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 4.44% for the year ended December 31, 2024.

What helped performance during the year?

•  Overweight duration exposure in the one- to four-year parts of the yield curve
•  Underweight duration exposure in the four- to five-year part of the yield curve
•  Off-benchmark exposure to commercial mortgage-backed securities, investment-grade corporates, asset-backed securities, U.S. government agency securities, and credit risk–transfer securities

What hurt performance during the year?

•  Underweight duration exposure in the less-than-one-year part of the yield curve

Annual Shareholder Report - December 31, 2024	1	EQ/AB Short Duration Government Bond Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and ICE BofA 1-Year U.S. Treasury Note Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/AB Short Duration Government Bond Portfolio (Class IB)	4.44%	1.47%	1.09%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
ICE BofA 1-Year U.S. Treasury Note Index	4.92%	2.08%	1.66%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$946,869,348

Number of Portfolio Holdings	262

Total Investment Advisory Fees Paid	$3,727,823

Portfolio Turnover Rate	41%

Annual Shareholder Report - December 31, 2024	2	EQ/AB Short Duration Government Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	39.3%

U.S. Treasury Obligations	23.2%

Corporate Bonds	8.9%

Asset-Backed Securities	5.9%

Collateralized Mortgage Obligations	2.6%

Commercial Mortgage-Backed Securities	1.4%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0%	#

Short-Term Investments	18.3%

Cash and Other Assets Less Liabilities	0.0%	#

#	Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A025-B
150083_B

Annual Shareholder Report - December 31, 2024	3	EQ/AB Short Duration Government Bond Portfolio (Class IB)

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$53	0.52%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 4.67% for the year ended December 31, 2024.

What helped performance during the year?

•  Overweight duration exposure in the one- to four-year parts of the yield curve
•  Underweight duration exposure in the four- to five-year part of the yield curve
•  Off-benchmark exposure to commercial mortgage-backed securities, investment-grade corporates, asset-backed securities, U.S. government agency securities, and credit risk–transfer securities

What hurt performance during the year?

•  Underweight duration exposure in the less-than-one-year part of the yield curve

Annual Shareholder Report - December 31, 2024	1	EQ/AB Short Duration Government Bond Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and ICE BofA 1-Year U.S. Treasury Note Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/AB Short Duration Government Bond Portfolio (Class K)	4.67%	1.72%	1.34%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
ICE BofA 1-Year U.S. Treasury Note Index	4.92%	2.08%	1.66%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$946,869,348

Number of Portfolio Holdings	262

Total Investment Advisory Fees Paid	$3,727,823

Portfolio Turnover Rate	41%

Annual Shareholder Report - December 31, 2024	2	EQ/AB Short Duration Government Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	39.3%

U.S. Treasury Obligations	23.2%

Corporate Bonds	8.9%

Asset-Backed Securities	5.9%

Collateralized Mortgage Obligations	2.6%

Commercial Mortgage-Backed Securities	1.4%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0%	#

Short-Term Investments	18.3%

Cash and Other Assets Less Liabilities	0.0%	#

#	Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A025-K
150083_K

Annual Shareholder Report - December 31, 2024	3	EQ/AB Short Duration Government Bond Portfolio (Class K)

EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$98	0.92%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.93% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection within the Consumer Discretionary and Industrials sectors contributed to performance.
•  An overweight to the Information Technology and Industrials sectors also contributed to returns.
•  Top contributors included Natera, Inc., Axon Enterprise, Inc. and Cava Group, Inc.

What hurt performance during the year?

•  Stock selection within the Real Estate and Materials sectors detracted from performance.
•  An underweight to the Financials sector and an overweight to the Health Care sector detracted from returns.
•  Individual detractors included Five9, Inc., Freshworks, Inc. and Five Below, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/AB Small Cap Growth Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Growt
h I
ndex over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/AB Small Cap Growth Portfolio (Class IB)	13.93%	8.07%	8.81%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Growth Index	15.15%	6.86%	8.09%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,965,743,508

Number of Portfolio Holdings	2,007

Total Investment Advisory Fees Paid	$10,052,819

Portfolio Turnover Rate	51%

Annual Shareholder Report - December 31, 2024	2	EQ/AB Small Cap Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	22.0%

Information Technology	18.4%

Health Care	18.1%

Financials	14.7%

Consumer Discretionary	12.3%

Real Estate	3.0%

Energy	2.9%

Consumer Staples	2.8%

Materials	2.1%

Communication Services	1.4%

Utilities	1.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	-0.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A026-B
146432_B

Annual Shareholder Report - December 31, 2024	3	EQ/AB Small Cap Growth Portfolio (Class IB)

EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$72	0.67%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.20% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection within the Consumer Discretionary and Industrials sectors contributed to performance.
•  An overweight to the Information Technology and Industrials sectors also contributed to returns.
•  Top contributors included Natera, Inc., Axon Enterprise, Inc. and Cava Group, Inc.

What hurt performance during the year?

•  Stock selection within the Real Estate and Materials sectors detracted from performance.
•  An underweight to the Financials sector and an overweight to the Health Care sector detracted from returns.
•  Individual detractors included Five9, Inc., Freshworks, Inc. and Five Below, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/AB Small Cap Growth Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/AB Small Cap Growth Portfolio (Class K)	14.20%	8.34%	9.08%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Growth Index	15.15%	6.86%	8.09%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,965,743,508

Number of Portfolio Holdings	2,007

Total Investment Advisory Fees Paid	$10,052,819

Portfolio Turnover Rate	51%

Annual Shareholder Report - December 31, 2024	2	EQ/AB Small Cap Growth Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	22.0%

Information Technology	18.4%

Health Care	18.1%

Financials	14.7%

Consumer Discretionary	12.3%

Real Estate	3.0%

Energy	2.9%

Consumer Staples	2.8%

Materials	2.1%

Communication Services	1.4%

Utilities	1.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	-0.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A026-K
146432_K

Annual Shareholder Report - December 31, 2024	3	EQ/AB Small Cap Growth Portfolio (Class K)

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$105	1.00%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.36% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection within the Consumer Staples sector contributed to performance.
•  An underweight to the Energy sector and overweight to the Information Technology sector also contributed.
•  Top contributors included Flex Ltd., Fair Isaac Corp. and Arista Networks, Inc.

What hurt performance during the year?

•  Stock selection within the Information Technology and Health Care sectors detracted from performance.
•  An overweight to the Health Care sector and underweight to the Communication Services sector also detracted.
•  Individual detractors included Aptiv plc, ICON plc and Adobe, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)	10.36%	4.71%
S&P 500 ® Index	25.02%	11.75%

*	Date of inception: February 15, 2022
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$16,482,716

Number of Portfolio Holdings	43

Total Investment Advisory Fees Paid	$2,303

Portfolio Turnover Rate	38%

Annual Shareholder Report - December 31, 2024	2	EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	36.4%

Health Care	17.5%

Financials	16.3%

Industrials	14.6%

Consumer Staples	5.3%

Consumer Discretionary	4.7%

Utilities	2.4%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	1.5%

Top Holdings (as a % of Net Assets )

NVIDIA Corp.	5.3%

Microsoft Corp.	4.3%

Veralto Corp.	3.5%

Flex Ltd.	3.4%

Visa, Inc., Class A	3.3%

Aflac, Inc.	3.3%

Rockwell Automation, Inc.	2.9%

Waste Management, Inc.	2.7%

Intercontinental Exchange, Inc.	2.7%

Procter & Gamble Co. (The)	2.7%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

162756_B
A027-B

Annual Shareholder Report - December 31, 2024	3	EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$79	0.75%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 10.62% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection within the Consumer Staples sector contributed to performance.
•  An underweight to the Energy sector and overweight to the Information Technology sector also contributed.
•  Top contributors included Flex Ltd., Fair Isaac Corp. and Arista Networks, Inc.

What hurt performance during the year?

•  Stock selection within the Information Technology and Health Care sectors detracted from performance.
•  An overweight to the Health Care sector and underweight to the Communication Services sector also detracted.
•  Individual detractors included Aptiv plc, ICON plc and Adobe, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/AB Sustainable U.S. Thematic Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/AB Sustainable U.S. Thematic Portfolio (Class K)	10.62%	4.96%
S&P 500 ® Index	25.02%	11.75%

*	Date of inception: February 15, 2022
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$16,482,716

Number of Portfolio Holdings	43

Total Investment Advisory Fees Paid	$2,303

Portfolio Turnover Rate	38%

Annual Shareholder Report - December 31, 2024	2	EQ/AB Sustainable U.S. Thematic Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	36.4%

Health Care	17.5%

Financials	16.3%

Industrials	14.6%

Consumer Staples	5.3%

Consumer Discretionary	4.7%

Utilities	2.4%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	1.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.3%

Microsoft Corp.	4.3%

Veralto Corp.	3.5%

Flex Ltd.	3.4%

Visa, Inc., Class A	3.3%

Aflac, Inc.	3.3%

Rockwell Automation, Inc.	2.9%

Waste Management, Inc.	2.7%

Intercontinental Exchange, Inc.	2.7%

Procter & Gamble Co. (The)	2.7%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

162756_K
A027-K

Annual Shareholder Report - December 31, 2024	3	EQ/AB Sustainable U.S. Thematic Portfolio (Class K)

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$104	1.00%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 8.37% for the year ended December 31, 2024.

What helped performance during the year?

•  An underweight in the Materials sector, the chemicals and metals and mining industries in particular, supported relative returns as the sector was pressured by economic uncertainties and high interest rates during the period.
•  Security selection in the Information Technology sector had a positive impact on performance. An underweight in the semiconductors and semiconductor equipment industry, including no exposure to Microchip Technology, Inc., also supported returns.
•  Financial services company The Bank of New York Mellon Corp. contributed, having steadily gained during the last year as it has reported strong earnings, increased revenue and raised guidance for net interest income.

What hurt performance during the year?

•  An overweight in the Consumer Staples sector limited relative performance. Discount retailer Dollar Tree, Inc. was a primary detractor amid disappointing earnings reports, while weak volumes in the beverages industry slowed performance for portfolio holdings like Heineken Holding NV and Pernod Ricard SA.
•  Security selection in the Industrials sector limited relative performance. A position in industrial equipment company MSC Industrial Direct Co., Inc. underperformed following disappointing financials. No exposure to certain benchmark holdings also weighed on returns.

Annual Shareholder Report - December 31, 2024	1	EQ/American Century Mid Cap Value Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Russell 1000
®
Index and Russell Midcap
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/American Century Mid Cap Value Portfolio (Class IB)	8.37%	7.12%	8.16%
Russell 1000 ® Index**	24.51%	14.28%	14.62%
Russell Midcap ® Value Index	13.07%	8.59%	9.12%

*	Date of inception: October 22, 2018
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$608,000,855

Number of Portfolio Holdings	109

Total Investment Advisory Fees Paid	$3,751,529

Portfolio Turnover Rate	58%

Annual Shareholder Report - December 31, 2024	2	EQ/American Century Mid Cap Value Portfolio (Class IB)

What did the
Portfolio
invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	17.5%

Financials	15.8%

Industrials	14.4%

Consumer Staples	11.9%

Utilities	11.0%

Real Estate	8.9%

Energy	5.6%

Information Technology	5.6%

Materials	3.4%

Communication Services	1.9%

Consumer Discretionary	1.7%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	1.7%

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	3.0%

Henry Schein, Inc.	2.0%

Enterprise Products Partners LP	2.0%

Conagra Brands, Inc.	1.9%

Edison International	1.8%

US Bancorp	1.8%

Truist Financial Corp.	1.7%

Willis Towers Watson plc	1.7%

Northern Trust Corp.	1.6%

Norfolk Southern Corp.	1.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitabl
e-
funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

158940_B
A031-B

Annual Shareholder Report - December 31, 2024	3	EQ/American Century Mid Cap Value Portfolio (Class IB)

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$78	0.75%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 8.62% for the year ended December 31, 2024.

What helped performance during the year?

•  An underweight in the Materials sector, the chemicals and metals and mining industries in particular, supported relative returns as the sector was pressured by economic uncertainties and high interest rates during the period.
•  Security selection in the Information Technology sector had a positive impact on performance. An underweight in the semiconductors and semiconductor equipment industry, including no exposure to Microchip Technology, Inc., also supported returns.
•  Financial services company The Bank of New York Mellon Corp. contributed, having steadily gained during the last year as it has reported strong earnings, increased revenue and raised guidance for net interest income.

What hurt performance during the year?

•  An overweight in the Consumer Staples sector limited relative performance. Discount retailer Dollar Tree, Inc. was a primary detractor amid disappointing earnings reports, while weak volumes in the beverages industry slowed performance for portfolio holdings like Heineken Holding NV and Pernod Ricard SA.
•  Security selection in the Industrials sector limited relative performance. A position in industrial equipment company MSC Industrial Direct Co., Inc. underperformed following disappointing financials. No exposure to certain benchmark holdings also weighed on returns.

Annual Shareholder Report - December 31, 2024	1	EQ/American Century Mid Cap Value Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Russell 1000
®
Index and Russell Midcap
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/American Century Mid Cap Value Portfolio (Class K)	8.62%	10.74%
Russell 1000 ® Index**	24.51%	15.42%
Russell Midcap ® Value Index	13.07%	11.70%

*	Date of inception: June 8, 2020
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$608,000,855

Number of Portfolio Holdings	109

Total Investment Advisory Fees Paid	$3,751,529

Portfolio Turnover Rate	58%

Annual Shareholder Report - December 31, 2024	2	EQ/American Century Mid Cap Value Portfolio (Class K)

What did the Portfolio
invest
in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	17.5%

Financials	15.8%

Industrials	14.4%

Consumer Staples	11.9%

Utilities	11.0%

Real Estate	8.9%

Energy	5.6%

Information Technology	5.6%

Materials	3.4%

Communication Services	1.9%

Consumer Discretionary	1.7%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	1.7%

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	3.0%

Henry Schein, Inc.	2.0%

Enterprise Products Partners LP	2.0%

Conagra Brands, Inc.	1.9%

Edison International	1.8%

US Bancorp	1.8%

Truist Financial Corp.	1.7%

Willis Towers Watson plc	1.7%

Northern Trust Corp.	1.6%

Norfolk Southern Corp.	1.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

158940_K
A031-K

Annual Shareholder Report - December 31, 2024	3	EQ/American Century Mid Cap Value Portfolio (Class K)

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/American Century Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$116	1.10%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.43% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s allocation to U.S. equities in all market capitalization ranges contributed to performance.
•  The Portfolios average allocation of 36% to the U.S. Large Cap Equity asset category contributed the most to absolute returns.

What hurt performance during the year?

•  The Portfolio’s allocation to fixed income and the International Equity asset category detracted from performance.
•  Implementation of the volatility management strategy in the third quarter also detracted from performance.

Annual Shareholder Report - December 31, 2024	1	EQ/American Century Moderate Growth Allocation Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/American Century Moderate Growth Allocation Index and Bloomberg U.S. Credit Corporate 5-10 Year Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/American Century Moderate Growth Allocation Portfolio (Class IB)	10.43%	3.68%	5.60%
S&P 500 ® Index	25.02%	14.53%	15.94%
EQ/American Century Moderate Growth Allocation Index	11.49%	7.11%	8.66%
Bloomberg U.S. Credit Corporate 5-10 Year Index	3.21%	0.89%	2.60%

*	Date of inception: February 1, 2019
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$159,490,987

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$948,379

Portfolio Turnover Rate	94%

Annual Shareholder Report - December 31, 2024	2	EQ/American Century Moderate Growth Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.1%

Equity	64.6%

Fixed Income	34.5%

Short-Term Investments		1.7%

Cash and Other Assets Less Liabilities		-0.8%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.5%

iShares Core MSCI EAFE ETF	15.6%

Vanguard S&P 500 ETF	13.9%

SPDR Portfolio S&P 500 ETF	13.9%

iShares Core S&P 500 ETF	13.8%

iShares Russell 2000 ETF	3.9%

iShares Core S&P Mid-Cap ETF	3.6%

JPMorgan Prime Money Market Fund, IM Shares	0.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

159932_B
A032-B

Annual Shareholder Report - December 31, 2024	3	EQ/American Century Moderate Growth Allocation Portfolio (Class IB)

EQ/CAPITAL GROUP RESEARCH PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Capital Group Research Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$111	0.96%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 29.87% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Industrials and Consumer Discretionary sectors contributed to performance relative to the benchmark.
•  Investment decisions and an overweight in the Financials sector contributed to relative performance.
•  Top contributors included Broadcom, Inc., FTAI Aviation Ltd., and Royal Caribbean Cruises Ltd.

What hurt performance during the year?

•  Stock selection in the Consumer Staples and Communication Services sectors detracted from performance relative to the benchmark.
•  Underweight exposure to Tesla, Inc. and NVIDIA Corp. detracted from relative performance.
•  Top detractors included chipmaker Wolfspeed, Inc. and Regeneron Pharmaceuticals, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/Capital Group Research Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Capital Group Research Portfolio (Class IB)	29.87%	14.44%	13.15%
S&P 500 ® Index	25.02%	14.53%	13.10%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$664,559,948

Number of Portfolio Holdings	70

Total Investment Advisory Fees Paid	$3,691,910

Portfolio Turnover Rate	25%

Annual Shareholder Report - December 31, 2024	2	EQ/Capital Group Research Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	27.2%

Financials	15.3%

Consumer Discretionary	12.0%

Industrials	11.4%

Communication Services	9.9%

Health Care	8.4%

Utilities	6.1%

Materials	3.9%

Consumer Staples	3.0%

Real Estate	1.0%

Energy	0.6%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

Broadcom, Inc.	7.8%

Microsoft Corp.	4.3%

NVIDIA Corp.	3.4%

Meta Platforms, Inc., Class A	3.3%

Alphabet, Inc., Class C	3.3%

Amazon.com, Inc.	2.9%

Salesforce, Inc.	2.7%

Royal Caribbean Cruises Ltd.	2.3%

Apple, Inc.	2.2%

Philip Morris International, Inc.	2.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146439_B
A034-B

Annual Shareholder Report - December 31, 2024	3	EQ/Capital Group Research Portfolio (Class IB)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$113	1.00%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 26.79% for the year ended December 31, 2024.

What helped performance during the year?

•  On an absolute basis, the Portfolio delivered gains across nine out of the ten sectors in which it was invested. Information Technology (IT), Communication Services and Consumer Discretionary were the main contributors to performance.
•  Stock selection in the Communication Services, Health Care and Real Estate sectors contributed to performance relative to the Russell 1000 Growth Index.
•  On an individual stock basis, overweights to Netflix, Inc. and Meta Platforms, Inc. aided relative results.
•  The main contributors to absolute performance included Amazon.com, Inc. and Microsoft Corp.

What hurt performance during the year?

•  Stock selection in the IT, Consumer Staples, Financials and Utilities sectors detracted from relative performance.
•  Overweights to the Health Care and Industrials sectors and an underweight to the IT sector detracted from relative performance.
•  Lack of exposure to Broadcom Corp. in the IT sector had a negative effect on results.

Annual Shareholder Report - December 31, 2024	1	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)	26.79%	14.86%	12.93%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$459,008,972

Number of Portfolio Holdings	41

Total Investment Advisory Fees Paid	$2,775,339

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2024	2	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	37.0%

Health Care	12.9%

Consumer Discretionary	12.4%

Communication Services	12.4%

Financials	10.8%

Industrials	8.4%

Consumer Staples	2.6%

Real Estate	1.9%

Materials	1.6%

Cash and Other Assets Less Liabilities	0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.5%

Amazon.com, Inc.	8.8%

Microsoft Corp.	7.1%

Meta Platforms, Inc., Class A	6.4%

Apple, Inc.	5.5%

Visa, Inc., Class A	5.2%

Netflix, Inc.	3.9%

Salesforce, Inc.	2.9%

UnitedHealth Group, Inc.	2.6%

Palo Alto Networks, Inc.	2.2%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146477_B
A035-B

Annual Shareholder Report - December 31, 2024	3	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$85	0.75%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 27.07% for the year ended December 31, 2024.

What helped performance during the year?

•  On an absolute basis, the Portfolio delivered gains across nine out of the ten sectors in which it was invested. Information Technology (IT), Communication Services and Consumer Discretionary were the main contributors to performance.
•  Stock selection in the Communication Services, Health Care and Real Estate sectors contributed to performance relative to the Russell 1000 Growth Index.
•  On an individual stock basis, overweights to Netflix, Inc. and Meta Platforms, Inc. aided relative results.
•  The main contributors to absolute performance included Amazon.com, Inc. and Microsoft Corp.

What hurt performance during the year?

•  Stock selection in the IT, Consumer Staples, Financials and Utilities sectors detracted from relative performance.
•  Overweights to the Health Care and Industrials sectors and an underweight to the IT sector detracted from relative performance.
•  Lack of exposure to Broadcom Corp. in the IT sector had a negative effect on results.

Annual Shareholder Report - December 31, 2024	1	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)	27.07%	15.15%	13.21%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$459,008,972

Number of Portfolio Holdings	41

Total Investment Advisory Fees Paid	$2,775,339

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2024	2	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	37.0%

Health Care	12.9%

Consumer Discretionary	12.4%

Communication Services	12.4%

Financials	10.8%

Industrials	8.4%

Consumer Staples	2.6%

Real Estate	1.9%

Materials	1.6%

Cash and Other Assets Less Liabilities	0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.5%

Amazon.com, Inc.	8.8%

Microsoft Corp.	7.1%

Meta Platforms, Inc., Class A	6.4%

Apple, Inc.	5.5%

Visa, Inc., Class A	5.2%

Netflix, Inc.	3.9%

Salesforce, Inc.	2.9%

UnitedHealth Group, Inc.	2.6%

Palo Alto Networks, Inc.	2.2%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146477_K
A035-K

Annual Shareholder Report - December 31, 2024	3	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$117	1.05%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 22.43% for the year ended December 31, 2024.

What helped performance during the year?

•  On an absolute basis, the Information Technology (IT) sector was the main contributor to performance.
•  Stock selection in the IT, Financials, Energy and Communication Services sectors, an overweight to the IT sector, and an underweight to the Health Care sector contributed to relative results.
•  On an individual stock basis, AppLovin Corp. and ServiceNow, Inc. in the IT sector, KKR & Co., Inc. in the Financials sector, and Vertiv Holdings Co. in the Industrials sector were the top contributors to relative performance.

What hurt performance during the year?

•  On a relative basis, stock selection and sector allocation detracted from results.
•  Stock selection in the Industrials, Consumer Discretionary, Health Care and Consumer Staples sectors and underweights to Communication Services and Financials detracted from relative results.
•  Overweights to underperforming positions in WillScot Holdings Corp. and ICON plc detracted from relative results.
•  An underweight to Broadcom Inc. also negatively affected performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)	22.43%	13.63%	11.12%
S&P 500 ® Index	25.02%	14.53%	13.10%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$681,502,729

Number of Portfolio Holdings	555

Total Investment Advisory Fees Paid	$4,261,766

Portfolio Turnover Rate	10%

Annual Shareholder Report - December 31, 2024	2	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	32.5%

Industrials	10.9%

Consumer Discretionary	9.7%

Health Care	8.3%

Financials	8.2%

Consumer Staples	6.6%

Communication Services	5.6%

Energy	3.0%

Real Estate	2.2%

Materials	1.6%

Utilities	0.9%

Short-Term Investments	9.5%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.2%

NVIDIA Corp.	5.9%

Apple, Inc.	5.7%

Microsoft Corp.	4.3%

ServiceNow, Inc.	3.0%

KKR & Co., Inc.	2.0%

Amazon.com, Inc.	1.6%

MercadoLibre, Inc.	1.6%

Performance Food Group Co.	1.5%

Copart, Inc.	1.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146468_B
A036-B

Annual Shareholder Report - December 31, 2024	3	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$89	0.80%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 22.72% for the year ended December 31, 2024.

What helped performance during the year?

•  On an absolute basis, the Information Technology (IT) sector was the main contributor to performance.
•  Stock selection in the IT, Financials, Energy and Communication Services sectors, an overweight to the IT sector, and an underweight to the Health Care sector contributed to relative results.
•  On an individual stock basis, AppLovin Corp. and ServiceNow, Inc. in the IT sector, KKR & Co., Inc. in the Financials sector, and Vertiv Holdings Co. in the Industrials sector were the top contributors to relative performance.

What hurt performance during the year?

•  On a relative basis, stock selection and sector allocation detracted from results.
•  Stock selection in the Industrials, Consumer Discretionary, Health Care and Consumer Staples sectors and underweights to Communication Services and Financials detracted from relative results.
•  Overweights to underperforming positions in WillScot Holdings Corp. and ICON plc detracted from relative results.
•  An underweight to Broadcom Inc. also negatively affected performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)	22.72%	4.24%
S&P 500 ® Index	25.02%	9.91%

*	Date of inception: October 26, 2021
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$681,502,729

Number of Portfolio Holdings	555

Total Investment Advisory Fees Paid	$4,261,766

Portfolio Turnover Rate	10%

Annual Shareholder Report - December 31, 2024	2	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	32.5%

Industrials	10.9%

Consumer Discretionary	9.7%

Health Care	8.3%

Financials	8.2%

Consumer Staples	6.6%

Communication Services	5.6%

Energy	3.0%

Real Estate	2.2%

Materials	1.6%

Utilities	0.9%

Short-Term Investments	9.5%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.2%

NVIDIA Corp.	5.9%

Apple, Inc.	5.7%

Microsoft Corp.	4.3%

ServiceNow, Inc.	3.0%

KKR & Co., Inc.	2.0%

Amazon.com, Inc.	1.6%

MercadoLibre, Inc.	1.6%

Performance Food Group Co.	1.5%

Copart, Inc.	1.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146468_K
A036-K

Annual Shareholder Report - December 31, 2024	3	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)

EQ/COMMON STOCK INDEX PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$75	0.67%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned 23.07% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•  The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Real Estate, Energy, Health Care and Utilities.
•  The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., NIKE, Inc. and Advanced Micro Devices, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/Common Stock Index Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Common Stock Index Portfolio (Class IA)	23.07%	13.16%	11.84%
Russell 3000 ® Index	23.81%	13.86%	12.55%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$7,512,129,895

Number of Portfolio Holdings	1,556

Total Investment Advisory Fees Paid	$21,788,329

Portfolio Turnover Rate	2%

Annual Shareholder Report - December 31, 2024	2	EQ/Common Stock Index Portfolio (Class IA)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.7%

Financials	14.3%

Consumer Discretionary	11.4%

Health Care	10.3%

Industrials	9.4%

Communication Services	8.9%

Consumer Staples	5.2%

Energy	3.4%

Real Estate	2.5%

Materials	2.3%

Utilities	2.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.3%

NVIDIA Corp.	5.5%

Microsoft Corp.	5.5%

Amazon.com, Inc.	3.6%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	1.9%

Alphabet, Inc., Class C	1.6%

Berkshire Hathaway, Inc., Class B	1.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/All
Portf
olios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146440_A
A037-A

Annual Shareholder Report - December 31, 2024	3	EQ/Common Stock Index Portfolio (Class IA)

EQ/COMMON STOCK INDEX PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$75	0.67%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 23.10% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•  The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Real Estate, Energy, Health Care and Utilities.
•  The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., NIKE, Inc. and Advanced Micro Devices, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/Common Stock Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Common Stock Index Portfolio (Class IB)	23.10%	13.16%	11.84%
Russell 3000 ® Index	23.81%	13.86%	12.55%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$7,512,129,895

Number of Portfolio Holdings	1,556

Total Investment Advisory Fees Paid	$21,788,329

Portfolio Turnover Rate	2%

Annual Shareholder Report - December 31, 2024	2	EQ/Common Stock Index Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.7%

Financials	14.3%

Consumer Discretionary	11.4%

Health Care	10.3%

Industrials	9.4%

Communication Services	8.9%

Consumer Staples	5.2%

Energy	3.4%

Real Estate	2.5%

Materials	2.3%

Utilities	2.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.3%

NVIDIA Corp.	5.5%

Microsoft Corp.	5.5%

Amazon.com, Inc.	3.6%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	1.9%

Alphabet, Inc., Class C	1.6%

Berkshire Hathaway, Inc., Class B	1.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitabl
e-fun
ds.
com
/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146440_B
A037-B

Annual Shareholder Report - December 31, 2024	3	EQ/Common Stock Index Portfolio (Class IB)

EQ/CORE BOND INDEX PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$65	0.64%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 2.41% for the year ended December 31, 2024.
What helped performance during the year?

•	Investments in U.S. Treasuries drove most of the Portfolio’s return. The
10-year
Treasury yield trended upward year over year. Due to
delayed
Federal Reserve cuts and stronger economic data, the yield curve remained inverted for the first nine months of the year.
•	Investments in corporate bonds contributed to the Portfolio’s absolute performance.
What hurt performance during the year?

•	The Portfolio’s overall performance reflects the volatility in the bond markets, marked by three consecutive rate cuts in the second half of the year - a significant shift from earlier expectations.
•	U.S. Treasuries saw increased volatility throughout the year as the Federal Reserve and the market navigated monetary policy decisions, challenged by mixed economic data.

Annual Shareholder Report - December 31, 2024	1	EQ/Core Bond Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government/Credit Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Core Bond Index Portfolio (Class IB)	2.41%	0.29%	1.11%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	1.71%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$5,313,412,620

Number of Portfolio Holdings	3,026

Total Investment Advisory Fees Paid	$14,409,004

Portfolio Turnover Rate	19%

Annual Shareholder Report - December 31, 2024	2	EQ/Core Bond Index Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	54.3%

Corporate Bonds	31.1%

Exchange Traded Funds	7.6%

Supranational	2.3%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	1.3%

Municipal Bonds	0.1%

Asset-Backed Securities	0.0%	#

Preferred Stocks	0.0%	#

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	-0.1%

#
Less than 0.05%

 Additional Information

For additional information about the Portfolio, including its prospectus
, financial statements, portfolio holdings, and proxy voting i nforma
tion, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A042-B
146441_B

Annual Shareholder Report - December 31, 2024	3	EQ/Core Bond Index Portfolio (Class IB)

EQ/CORE BOND INDEX PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$39	0.39%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 2.67% for the
year
ended December 31, 2024.

What helped performance during the year?

•  Investments in U.S. Treasuries drove most of the Portfolio’s return. The 10-year Treasury yield trended upward year over year. Due to delayed Federal Reserve cuts and stronger economic data, the yield curve remained inverted for the first nine months of the year.
•  Investments in corporate bonds contributed to the Portfolio’s absolute performance.

What hurt performance during the year?

•  The Portfolio’s overall performance reflects the volatility in the bond markets, marked by three consecutive rate cuts in the second half of the year - a significant shift from earlier expectations. U.S. Treasuries saw increased volatility throughout the year as the Federal Reserve and the market navigated monetary policy decisions, challenged by mixed economic data.

Annual Shareholder Report - December 31, 2024	1	EQ/Core Bond Index Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government/Credit Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Core Bond Index Portfolio (Class K)	2.67%	0.55%	1.37%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	1.71%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$5,313,412,620

Number of Portfolio Holdings	3,026

Total Investment Advisory Fees Paid	$14,409,004

Portfolio Turnover Rate	19%

Annual Shareholder Report - December 31, 2024	2	EQ/Core Bond Index Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	54.3%

Corporate Bonds	31.1%

Exchange Traded Funds	7.6%

Supranational	2.3%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	1.3%

Municipal Bonds	0.1%

Asset-Backed Securities	0.0%	#

Preferred Stocks	0.0%	#

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	-0.1%

#	Less than 0.05%

Additional Information
For additional information about the
Portfolio
, including its prospectus, financial statements, portfolio holdings, and proxy voting infor matio
n, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A042-K
146441_K

Annual Shareholder Report - December 31, 2024	3	EQ/Core Bond Index Portfolio (Class K)

EQ/CORE PLUS BOND PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$93	0.93%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned -0.73% for the year ended December 31, 2024.

What helped performance during the year?

•  Security selection in the highest yielding segment of the market was a positive contributor to the Portfolio’s relative performance.
•  Corporate bond exposure contributed to performance as the Portfolio was overweight and generated positive issuer selection.
•  Exposure to asset-backed securities and commercial mortgage-backed securities contributed to performance primarily through an overweight during the period.
•  Security selection in agency mortgages contributed to performance during the period.

What hurt performance during the year?

•  From a macro risk positioning perspective, an underweight to the highest yielding segment of the market detracted from the Portfolio’s relative performance.
•  Issuer selection in securitized credit detracted from performance.
•  Issuer selection in the U.S. Treasury bucket also detracted as spread sectors continued to outperform.
•  An overweight to U.K. Gilt duration detracted from performance.
•  Long exposure to the Brazilian real and Mexican peso also detracted.

Annual Shareholder Report - December 31, 2024	1	EQ/Core Plus Bond Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Core Plus Bond Portfolio (Class IA)	-0.73%	0.40%	1.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$734,106,017

Number of Portfolio Holdings	818

Total Investment Advisory Fees Paid	$3,657,401

Portfolio Turnover Rate	125%

Annual Shareholder Report - December 31, 2024	2	EQ/Core Plus Bond Portfolio (Class IA)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	27.6%

U.S. Treasury Obligations	19.7%

Corporate Bonds	25.9%

Foreign Government Securities	10.1%

Asset-Backed Securities	5.2%

Commercial Mortgage-Backed Securities	2.6%

Collateralized Mortgage Obligations	1.9%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	4.7%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements
, portfolio holdings, and proxy voting information, vi
sit https
://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A043-A
146413_A

Annual Shareholder Report - December 31, 2024	3	EQ/Core Plus Bond Portfolio (Class IA)

EQ/CORE PLUS BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$93	0.93%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares
returned -0.72%
for the year ended December 31, 2024.
What helped performance during the year?

•	Security selection in the highest yielding segment of the market was a positive contributor to the Portfolio’s relative performance.
•	Corporate bond exposure contributed to performance as the Portfolio was overweight and generated positive issuer selection.
•	Exposure to asset-backed securities and commercial mortgage-backed securities contributed to performance primarily through an overweight during the period.
•	Security selection in agency mortgages contributed to performance during the period.
What hurt performance during the year?

•	From a macro risk positioning perspective, an underweight to the highest yielding segment of the market detracted from the Portfolio’s relative performance.
•	Issuer selection in securitized credit detracted from performance.
•	Issuer selection in the U.S. Treasury bucket also detracted as spread sectors continued to outperform.
•	An overweight to U.K. Gilt duration detracted from performance.
•	Long exposure to the Brazilian real and Mexican peso also detracted.

Annual Shareholder Report - December 31, 2024	1	EQ/Core Plus Bond Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Core Plus Bond Portfolio (Class IB)	-0.72%	0.40%	1.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$734,106,017

Number of Portfolio Holdings	818

Total Investment Advisory Fees Paid	$3,657,401

Portfolio Turnover Rate	125%

Annual Shareholder Report - December 31, 2024	2	EQ/Core Plus Bond Portfolio (Class IB)

What did the Portfolio
invest
in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	27.6%

Corporate Bonds	25.9%

U.S. Treasury Obligations	19.7%

Foreign Government Securities	10.1%

Asset-Backed Securities	5.2%

Commercial Mortgage-Backed Securities	2.6%

Collateralized Mortgage Obligations	1.9%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	4.7%

Additional Information
For additional information about the Portfolio, incl
udin
g its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A043-B
146413_B

Annual Shareholder Report - December 31, 2024	3	EQ/Core Plus Bond Portfolio (Class IB)

EQ/CORE PLUS BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$68	0.68%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares
returned -0.47%
for the year ended December 31, 2024.
What helped performance during the year?

•	Security selection in the highest yielding segment of the market was a positive contributor to the Portfolio’s relative performance.
•	Corporate bond exposure contributed to performance as the Portfolio was overweight and generated positive issuer selection.
•	Exposure to asset-backed securities and commercial mortgage-backed securities contributed to performance primarily through an overweight during the period.
•	Security selection in agency mortgages contributed to performance during the period.
What hurt performance during the year?

•	From a macro risk positioning perspective, an underweight to the highest yielding segment of the market detracted from the Portfolio’s relative performance.
•	Issuer selection in securitized credit detracted from performance.
•	Issuer selection in the U.S. Treasury bucket also detracted as spread sectors continued to outperform.
•	An overweight to U.K. Gilt duration detracted from performance.
•	Long exposure to the Brazilian real and Mexican peso also detracted.

Annual Shareholder Report - December 31, 2024	1	EQ/Core Plus Bond Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Core Plus Bond Portfolio (Class K)	-0.47%	0.69%	1.55%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$734,106,017

Number of Portfolio Holdings	818

Total Investment Advisory Fees Paid	$3,657,401

Portfolio Turnover Rate	125%

Annual Shareholder Report - December 31, 2024	2	EQ/Core Plus Bond Portfolio (Class K)

What did the Portfolio
invest
in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	27.6%

Corporate Bonds	25.9%

U.S. Treasury Obligations	19.7%

Foreign Government Securities	10.1%

Asset-Backed Securities	5.2%

Commercial Mortgage-Backed Securities	2.6%

Collateralized Mortgage Obligations	1.9%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	4.7%

Additional Information
For additional information about
the P
ortfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A043-K
146413_K

Annual Shareholder Report - December 31, 2024	3	EQ/Core Plus Bond Portfolio (Class K)

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$122	1.20%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 4.01% for the year ended December 31, 2024.

What helped performance during the year?

•  An underweight position and strong stock selection in the Materials sector contributed to performance.
•  In the Materials sector, top contributors were Cia Vale Do Rio Doce Sh and POSCO Holdings, Inc.
•  An overweight position and strong stock selection in the Information Technology sector also contributed to performance.
•  In the Information Technology sector, top contributors were Mediatek, Inc., Hon Hai Precision Industry Co. Ltd, and Ase Technology Holding Co. Ltd.

What hurt performance during the year?

•  Stock selection in the Financials sector detracted from performance. Top detractors were XP Inc., Grupo Financiero Banorte, Banco Bradesco, and Bank Rakyat Indonesia.
•  Stock selection in the Consumer Discretionary sector also detracted from performance. Top detractors included Shenzhou International Group Holdings Ltd. and TravelSky Technolgoy Ltd.

Annual Shareholder Report - December 31, 2024	1	EQ/Emerging Markets Equity Plus Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI Emerging Markets (Gross Dividends) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Emerging Markets Equity PLUS Portfolio (Class IB)	4.01%	1.41%	2.60%
MSCI Emerging Markets (Gross Dividends) Index	8.05%	2.10%	4.04%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$95,352,289

Number of Portfolio Holdings	997

Total Investment Advisory Fees Paid	$416,543

Portfolio Turnover Rate	8%

Annual Shareholder Report - December 31, 2024	2	EQ/Emerging Markets Equity Plus Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

China	27.5%

Taiwan	22.8%

India	15.1%

South Korea	8.2%

Brazil	4.9%

South Africa	2.9%

Saudi Arabia	2.9%

Indonesia	2.2%

Thailand	2.0%

Mexico	1.8%

Other	9.3%

Cash and Other Assets Less Liabilities	0.4%

Sector Weightings (as a % of Net Assets)

Information Technology	26.0%

Financials	24.0%

Consumer Discretionary	12.3%

Communication Services	8.4%

Industrials	5.8%

Consumer Staples	5.8%

Materials	5.1%

Energy	4.3%

Health Care	3.3%

Utilities	1.9%

Real Estate	1.7%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.4%

Additional Information
For additional information about the Portfolio, including its prospectus
, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

148386_B
A044-B

Annual Shareholder Report - December 31, 2024	3	EQ/Emerging Markets Equity Plus Portfolio (Class IB)

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$97	0.95%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 4.16% for the year ended December 31, 2024.

What helped performance during the year?

•  An underweight position and strong stock selection in the Materials sector contributed to performance.
•  In the Materials sector, top contributors were Cia Vale Do Rio Doce Sh and POSCO Holdings, Inc.
•  An overweight position and strong stock selection in the Information Technology sector also contributed to performance.
•  In the Information Technology sector, top contributors were Mediatek, Inc., Hon Hai Precision Industry Co. Ltd, and Ase Technology Holding Co. Ltd.

What hurt performance during the year?

•  Stock selection in the Financials sector detracted from performance. Top detractors were XP Inc., Grupo Financiero Banorte, Banco Bradesco, and Bank Rakyat Indonesia.
•  Stock selection in the Consumer Discretionary sector also detracted from performance. Top detractors included Shenzhou International Group Holdings Ltd. and TravelSky Technolgoy Ltd.

Annual Shareholder Report - December 31, 2024	1	EQ/Emerging Markets Equity Plus Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI Emerging Markets (Gross Dividends) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Emerging Markets Equity PLUS Portfolio (Class K)	4.16%	1.65%	2.85%
MSCI Emerging Markets (Gross Dividends) Index	8.05%	2.10%	4.04%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$95,352,289

Number of Portfolio Holdings	997

Total Investment Advisory Fees Paid	$416,543

Portfolio Turnover Rate	8%

Annual Shareholder Report - December 31, 2024	2	EQ/Emerging Markets Equity Plus Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets )

China	27.5%

Taiwan	22.8%

India	15.1%

South Korea	8.2%

Brazil	4.9%

South Africa	2.9%

Saudi Arabia	2.9%

Indonesia	2.2%

Thailand	2.0%

Mexico	1.8%

Other	9.3%

Cash and Other Assets Less Liabilities	0.4%

Sector Weightings (as a % of Net Assets)

Information Technology	26.0%

Financials	24.0%

Consumer Discretionary	12.3%

Communication Services	8.4%

Industrials	5.8%

Consumer Staples	5.8%

Materials	5.1%

Energy	4.3%

Health Care	3.3%

Utilities	1.9%

Real Estate	1.7%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

148386_K
A044-K

Annual Shareholder Report - December 31, 2024	3	EQ/Emerging Markets Equity Plus Portfolio (Class K)

EQ/EQUITY 500 INDEX PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA	$60	0.54%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 24.33% for the year ended December 31, 2024.
What helped performance during the
year
?

•	The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•	The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.
What hurt performance during the
year
?

•	The sectors that detracted the most from performance were Materials, Real Estate, Energy, Utilities and Health Care.
•	The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., CVS Health Corp. and NIKE, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/Equity 500 Index Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Equity 500 Index Portfolio (Class IA)	24.33%	13.90%	12.45%
S&P 500 ® Index	25.02%	14.53%	13.10%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$10,757,925,406

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$17,944,636

Portfolio Turnover Rate	2%

Annual Shareholder Report - December 31, 2024	2	EQ/Equity 500 Index Portfolio (Class IA)

What did the Portfolio
invest
in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	32.1%

Financials	13.5%

Consumer Discretionary	11.1%

Health Care	10.0%

Communication Services	9.3%

Industrials	8.1%

Consumer Staples	5.5%

Energy	3.1%

Utilities	2.3%

Real Estate	2.1%

Materials	1.9%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

Apple, Inc.	7.5%

NVIDIA Corp.	6.5%

Microsoft Corp.	6.2%

Amazon.com, Inc.	4.1%

Meta Platforms, Inc., Class A	2.5%

Tesla, Inc.	2.2%

Alphabet, Inc., Class A	2.2%

Broadcom, Inc.	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.7%

#	Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements
, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146443_A
A045-A

Annual Shareholder Report - December 31, 2024	3	EQ/Equity 500 Index Portfolio (Class IA)

EQ/EQUITY 500 INDEX PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$60	0.54%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 24.32% for the year ended December 31, 2024.
What helped performance during the year?

•	The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•	The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.
What hurt performance during the year?

•	The sectors that detracted the most from performance were Materials, Real Estate, Energy, Utilities and Health Care.
•	The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., CVS Health Corp. and NIKE, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/Equity 500 Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Equity 500 Index Portfolio (Class IB)	24.32%	13.89%	12.44%
S&P 500 ® Index	25.02%	14.53%	13.10%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$10,757,925,406

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$17,944,636

Portfolio Turnover Rate	2%

Annual Shareholder Report - December 31, 2024	2	EQ/Equity 500 Index Portfolio (Class IB)

What did the Portfolio
invest
in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	32.1%

Financials	13.5%

Consumer Discretionary	11.1%

Health Care	10.0%

Communication Services	9.3%

Industrials	8.1%

Consumer Staples	5.5%

Energy	3.1%

Utilities	2.3%

Real Estate	2.1%

Materials	1.9%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

Apple, Inc.	7.5%

NVIDIA Corp.	6.5%

Microsoft Corp.	6.2%

Amazon.com, Inc.	4.1%

Meta Platforms, Inc., Class A	2.5%

Tesla, Inc.	2.2%

Alphabet, Inc., Class A	2.2%

Broadcom, Inc.	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.7%

#	Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146443_B
A045-B

Annual Shareholder Report - December 31, 2024	3	EQ/Equity 500 Index Portfolio (Class IB)

EQ/EQUITY 500 INDEX PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$32	0.29%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 24.63% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•  The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Real Estate, Energy, Utilities and Health Care.
•  The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., CVS Health Corp. and NIKE, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/Equity 500 Index Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Equity 500 Index Portfolio (Class K)	24.63%	14.18%	12.72%
S&P 500 ® Index	25.02%	14.53%	13.10%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$10,757,925,406

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$17,944,636

Portfolio Turnover Rate	2%

Annual Shareholder Report - December 31, 2024	2	EQ/Equity 500 Index Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%
Short-Term Investments	0.0%	#
Cash and Other Assets Less Liabilities	1.0%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%

Additional Information
For additional information
about
the Portfolio, including its prospectus,
financial
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146443_K
A045-K

Annual Shareholder Report - December 31, 2024	3	EQ/Equity 500 Index Portfolio (Class K)

EQ/FIDELITY INSTITUTIONAL AM
®
LARGE CAP PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Fidelity Institutional AM
®
Large Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$98	0.87%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 24.51% for the year ended December 31, 2024.
What helped performance during the year?

•	Due to the Portfolio’s sector neutral philosophy, security selection was the primary contributor to relative return, with stock picking in the Health Care and Industrials sectors as the largest contributors.
•	Among individual securities, the largest contributors from the Health Care sector were the out-of-benchmark
position in pharmaceutical firm UCB SA and the overweight position in health care equipment firm Boston Scientific Corp.
•	The largest contributor from the Industrials sector was the overweight position in capital goods firm Trane Technologies plc.
•	Although the Information Technology sector was a detractor during the period, the largest individual contributor overall was the overweight position in semiconductor firm NVIDIA Corp.
What hurt performance during the year?

•	The largest sectoral detractors from performance were the Information Technology and Energy sectors, with security selection within each sector as the primary drag on relative performance.
•	Among individual securities, the largest detractor was the underweight position in semiconductor firm Broadcom, Inc. Other top detractors from the Information Technology sector included an overweight position in software firm Adobe, Inc., and semiconductor equipment firm Solaredge Technologies, Inc.
•	An overweight position in health care services firm UnitedHealth Group, Inc. was a top ten detractor for the period.

Annual Shareholder Report - December 31, 2024	1	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)	24.51%	15.35%	14.98%
S&P 500 ® Index	25.02%	14.53%	14.84%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,301,552,663

Number of Portfolio Holdings	296

Total Investment Advisory Fees Paid	$6,124,708

Portfolio Turnover Rate	54%

Annual Shareholder Report - December 31, 2024	2	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	30.8%

Financials	13.4%

Consumer Discretionary	11.3%

Health Care	10.2%

Communication Services	10.0%

Industrials	8.2%

Consumer Staples	5.5%

Energy	3.0%

Utilities	2.3%

Real Estate	2.0%

Materials	1.9%

Exchange Traded Fund	0.4%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

Apple, Inc.	7.9%

NVIDIA Corp.	7.3%

Microsoft Corp.	7.1%

Amazon.com, Inc.	4.7%

Alphabet, Inc., Class C	3.8%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	1.8%

Exxon Mobil Corp.	1.6%

UnitedHealth Group, Inc.	1.4%

Eli Lilly and Co.	1.3%

Additional Information

For additional information about the Portfolio, including its prospectus, financial
statements, portfolio holdings, and proxy voting information, visit https://
equitable
-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

158941_B
A046-B

Annual Shareholder Report - December 31, 2024	3	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)

EQ/FIDELITY INSTITUTIONAL AM
®
LARGE CAP PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Fidelity Institutional AM
®
Large Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$70	0.62%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 24.84% for the year ended December 31, 2024.
What helped performance during the year?

•	Due to the Portfolio’s sector neutral philosophy, security selection was the primary contributor to relative return, with stock picking in the Health Care and Industrials sectors as the largest contributors.
•	Among individual securities, the largest contributors from the Health Care sector were the out-of-benchmark
position in pharmaceutical firm UCB SA and the overweight position in health care equipment firm Boston Scientific Corp.
•	The largest contributor from the Industrials sector was the overweight position in capital goods firm Trane Technologies plc.
•	Although the Information Technology sector was a detractor during the period, the largest individual contributor overall was the overweight position in semiconductor firm NVIDIA Corp.
What hurt performance during the year?

•	The largest sectoral detractors from performance were the Information Technology and Energy sectors, with security selection within each sector as the primary drag on relative performance.
•	Among individual securities, the largest detractor was the underweight position in semiconductor firm Broadcom, Inc. Other top detractors from the Information Technology sector included an overweight position in software firm Adobe, Inc., and semiconductor equipment firm Solaredge Technologies, Inc.
•	An overweight position in health care services firm UnitedHealth Group, Inc. was a top ten detractor for the period.

Annual Shareholder Report - December 31, 2024	1	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)	24.84%	15.64%	15.27%
S&P 500 ® Index	25.02%	14.53%	14.84%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,301,552,663

Number of Portfolio Holdings	296

Total Investment Advisory Fees Paid	$6,124,708

Portfolio Turnover Rate	54%

Annual Shareholder Report - December 31, 2024	2	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	30.8%

Financials	13.4%

Consumer Discretionary	11.3%

Health Care	10.2%

Communication Services	10.0%

Industrials	8.2%

Consumer Staples	5.5%

Energy	3.0%

Utilities	2.3%

Real Estate	2.0%

Materials	1.9%

Exchange Traded Fund	0.4%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

Apple, Inc.	7.9%

NVIDIA Corp.	7.3%

Microsoft Corp.	7.1%

Amazon.com, Inc.	4.7%

Alphabet, Inc., Class C	3.8%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	1.8%

Exxon Mobil Corp.	1.6%

UnitedHealth Group, Inc.	1.4%

Eli Lilly and Co.	1.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/
AllPortfolios
.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

158941_K
A046-K

Annual Shareholder Report - December 31, 2024	3	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Franklin Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$116	1.12%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.05% for the year ended December 31, 2024.

What helped performance during the year?

•  The allocation to U.S. large cap stocks contributed to relative performance.
•  Fund selection in intermediate-term bonds, driven by slightly short duration positioning, also contributed.
•  An underweight allocation to international equities contributed, as these equities were hampered by underwhelming economic data, as well as concerns surrounding U.S. tariffs and their implications on global trade.

What hurt performance during the year?

•  An underweight allocation to U.S.
mid-cap
equities detracted from performance, as the category benefited from U.S. equity market breadth.
•  Security selection in international equities also detracted from performance.
•  A small overweight to U.S.
small-cap
equities modestly detracted from relative performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Franklin Moderate Allocation Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/Franklin Moderate Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Franklin Moderate Allocation Portfolio (Class IB)	7.05%	2.80%	4.44%
S&P 500 ® Index	25.02%	14.53%	15.51%
EQ/Franklin Moderate Allocation Index	7.49%	5.23%	6.53%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.03%

*	Date of inception: February 22, 2016
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$290,397,393

Number of Portfolio Holdings	518

Total Investment Advisory Fees Paid	$1,967,870

Portfolio Turnover Rate	11%

Annual Shareholder Report - December 31, 2024	2	EQ/Franklin Moderate Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		43.6%

Exchange Traded Funds		31.2%

Common Stocks		24.0%

Information Technology	7.8%

Financials	3.3%

Consumer Discretionary	2.7%

Health Care	2.4%

Communication Services	2.2%

Industrials	2.0%

Consumer Staples	1.3%

Energy	0.8%

Utilities	0.6%

Real Estate	0.5%

Materials	0.4%

Cash and Other Assets Less Liabilities		1.2%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A047-B
154173_B

Annual Shareholder Report - December 31, 2024	3	EQ/Franklin Moderate Allocation Portfolio (Class IB)

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Franklin Rising Dividends Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$92	0.87%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.80% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s lack of exposure to the Real Estate sector and an underweight to the Energy sector contributed to relative performance.
•  Among holdings, shares of Walmart, Inc. climbed to multiple all-time
highs during the period as the company’s wide offering and strong value proposition appealed to consumers impacted by inflation, higher interest rates and economic uncertainty.
•  Semiconductor and software giant Broadcom, Inc.’s share price more than doubled amid robust earnings reports featuring surging artificial intelligence (AI) revenues and forecasts of strong,
AI-fueled
growth. Aerospace and defense manufacturer RTX Corp. benefited from robust sales growth and improving profitability across all three of its segments, amid strong global demand.

What hurt performance during the year?

•  Stock selection was the key driver of underperformance, with an additional negative impact from sector allocation effects.
•  The Portfolio’s lack of exposure to several heavily weighted, growth- and technology-oriented benchmark constituents weighed substantially on relative returns, especially within Information Technology and Consumer Discretionary, the Portfolio’s largest sector detractors.
•  Among holdings, an overweight to diversified software company Roper Technologies, Inc. detracted as weak demand and delayed contract renewals weighed on the stock.
•  Nike, Inc. also detracted, amid weakening demand and intensifying competition.

Annual Shareholder Report - December 31, 2024	1	EQ/Franklin Rising Dividends Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Franklin Rising Dividends Portfolio (Class IB)	10.80%	10.34%	11.55%
S&P 500® Index	25.02%	14.53%	14.84%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$338,029,631

Number of Portfolio Holdings	59

Total Investment Advisory Fees Paid	$1,636,415

Portfolio Turnover Rate	16%

Annual Shareholder Report - December 31, 2024	2	EQ/Franklin Rising Dividends Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	27.2%

Industrials	16.2%

Health Care	15.1%

Financials	12.1%

Consumer Staples	10.9%

Consumer Discretionary	6.6%

Materials	6.2%

Energy	2.9%

Utilities	1.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	8.7%

Broadcom, Inc.	3.6%

Visa, Inc., Class A	3.1%

Stryker Corp.	2.9%

UnitedHealth Group, Inc.	2.8%

Apple, Inc.	2.8%

Accenture plc, Class A	2.8%

Roper Technologies, Inc.	2.7%

Linde plc	2.6%

Texas Instruments, Inc.	2.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

158942_B
A048-B

Annual Shareholder Report - December 31, 2024	3	EQ/Franklin Rising Dividends Portfolio (Class IB)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$111	1.05%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 11.03% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Information Technology, Financials and Consumer Discretionary sectors contributed.
•  Restaurant operator Brinker International, Inc. contributed as brand momentum improved and it saw strong traffic trends at its core Chili’s restaurants.
•  ACI Worldwide, Inc., a payments company, contributed due to improving demand and a large share repurchase program.
•  Engineering and construction firm Primoris Services Corp. contributed after posting stronger bookings and backlog growth.

What hurt performance during the year?

•  Stock selection in the Energy, Materials and Communication Services sectors detracted.
•  UK-based energy services company John Wood Group plc detracted after its acquisition by a Middle Eastern company fell through.
•  Shares of Veren, Inc., a Canada-based oil and gas producer, detracted amid weak oil prices due to concerns about global demand.
•  Vestis Corp., a uniform rental company, detracted after it lowered full-year guidance and long-term targets due to customer attrition.

Annual Shareholder Report - December 31, 2024	1	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)	11.03%	7.13%	7.24%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Value Index	8.05%	7.29%	7.14%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$268,808,512

Number of Portfolio Holdings	2,001

Total Investment Advisory Fees Paid	$1,561,943

Portfolio Turnover Rate	39%

Annual Shareholder Report - December 31, 2024	2	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	22.4%

Industrials	22.1%

Information Technology	11.3%

Consumer Discretionary	9.5%

Health Care	7.3%

Materials	4.7%

Real Estate	4.1%

Energy	3.9%

Utilities	1.9%

Communication Services	1.7%

Consumer Staples	1.1%

Short-Term Investments	7.5%

Cash and Other Assets Less Liabilities	2.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A049-B
146433_B

Annual Shareholder Report - December 31, 2024	3	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$85	0.80%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.37% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Information Technology, Financials and Consumer Discretionary sectors contributed.
•  Restaurant operator Brinker International, Inc. contributed as brand momentum improved and it saw strong traffic trends at its core Chili’s restaurants.
•  ACI Worldwide, Inc., a payments company, contributed due to improving demand and a large share repurchase program.
•  Engineering and construction firm Primoris Services Corp. contributed after posting stronger bookings and backlog growth.

What hurt performance during the year?

•  Stock selection in the Energy, Materials and Communication Services sectors detracted.
•  UK-based energy services company John Wood Group plc detracted after its acquisition by a Middle Eastern company fell through.
•  Shares of Veren, Inc., a Canada-based oil and gas producer, detracted amid weak oil prices due to concerns about global demand.
•  Vestis Corp., a uniform rental company, detracted after it lowered full-year guidance and long-term targets due to customer attrition.

Annual Shareholder Report - December 31, 2024	1	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)	11.37%	7.41%	7.52%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Value Index	8.05%	7.29%	7.14%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$268,808,512

Number of Portfolio Holdings	2,001

Total Investment Advisory Fees Paid	$1,561,943

Portfolio Turnover Rate	39%

Annual Shareholder Report - December 31, 2024	2	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	22.4%

Industrials	22.1%

Information Technology	11.3%

Consumer Discretionary	9.5%

Health Care	7.3%

Materials	4.7%

Real Estate	4.1%

Energy	3.9%

Utilities	1.9%

Communication Services	1.7%

Consumer Staples	1.1%

Short-Term Investments	7.5%

Cash and Other Assets Less Liabilities	2.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A049-K
146433_K

Annual Shareholder Report - December 31, 2024	3	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$117	1.10%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 12.62% for the year ended December 31, 2024.
What helped performance during the year?

•	An overweight position in Taiwan Semiconductor Manufacturing Company contributed to returns.
•	Strong security selection in the Communication Services sector, as well as an overweight to the sector, also contributed to performance, led by overweight positions in Meta Platforms, Inc. and Alphabet, Inc.
•	Within the Information Technology sector, an overweight position in Marvell Technology, Inc. was a top contributor.
•	Underweighting the Health Care sector was also additive.
What hurt performance during the year?

•	Overall security selection in the Information Technology sector detracted from performance, partially due to an underweight in NVIDIA Corp., which capitalized on the surge in artificial intelligence (AI) demand.
•	Security selection in the Financials, Industrials, Consumer Discretionary and Consumer Staples sectors also detracted.
•	Real Estate was the worst performing sector.

Annual Shareholder Report - December 31, 2024	1	EQ/Global Equity Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI ACWI (Net) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Global Equity Managed Volatility Portfolio (Class IB)	12.62%	7.42%	7.38%
MSCI ACWI (Net) Index	17.49%	10.06%	9.23%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$1,671,166,800

Number of Portfolio Holdings	1,340

Total Investment Advisory Fees Paid	$11,327,530

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2024	2	EQ/Global Equity Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	42.0%

Japan	6.2%

India	4.6%

China	3.9%

France	3.3%

Taiwan	3.1%

Germany	2.9%

United Kingdom	2.7%

Australia	1.8%

Switzerland	1.7%

Other	11.8%

Cash and Other Assets Less Liabilities	16.0%

Sector Weightings (as a % of Net Assets)

Information Technology	19.0%

Financials	14.4%

Consumer Discretionary	9.5%

Industrials	8.7%

Communication Services	8.2%

Health Care	7.6%

Consumer Staples	4.5%

Materials	2.5%

Energy	1.9%

Real Estate	1.9%

Utilities	1.4%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	16.0%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146450_B
A050-B

Annual Shareholder Report - December 31, 2024	3	EQ/Global Equity Managed Volatility Portfolio (Class IB)

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$90	0.85%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 12.88% for the year ended December 31, 2024.

What helped performance during the year?

•  An overweight position in Taiwan Semiconductor Manufacturing Company contributed to returns.
•  Strong security selection in the Communication Services sector, as well as an overweight to the sector, also contributed to performance, led by overweight positions in Meta Platforms, Inc. and Alphabet, Inc.
•  Within the Information Technology sector, an overweight position in Marvell Technology, Inc. was a top contributor.
•  Underweighting the Health Care sector was also additive.

What hurt performance during the year?

•  Overall security selection in the Information Technology sector detracted from performance, partially due to an underweight in NVIDIA Corp., which capitalized on the surge in artificial intelligence (AI) demand.
•  Security selection in the Financials, Industrials, Consumer Discretionary and Consumer Staples sectors also detracted.
•  Real Estate was the worst performing sector.

Annual Shareholder Report - December 31, 2024	1	EQ/Global Equity Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI ACWI (Net) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Global Equity Managed Volatility Portfolio (Class K)	12.88%	7.70%	7.65%
MSCI ACWI (Net) Index	17.49%	10.06%	9.23%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,671,166,800

Number of Portfolio Holdings	1,340

Total Investment Advisory Fees Paid	$11,327,530

Portfolio Turnover Rate	12%

Annual Shareholder Report - December 31, 2024	2	EQ/Global Equity Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	42.0%

Japan	6.2%

India	4.6%

China	3.9%

France	3.3%

Taiwan	3.1%

Germany	2.9%

United Kingdom	2.7%

Australia	1.8%

Switzerland	1.7%

Other	11.8%

Cash and Other Assets Less Liabilities	16.0%

Sector Weightings (as a % of Net Assets)

Information Technology	19.0%

Financials	14.4%

Consumer Discretionary	9.5%

Industrials	8.7%

Communication Services	8.2%

Health Care	7.6%

Consumer Staples	4.5%

Materials	2.5%

Energy	1.9%

Real Estate	1.9%

Utilities	1.4%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	16.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146450_K
A050-K

Annual Shareholder Report - December 31, 2024	3	EQ/Global Equity Managed Volatility Portfolio (Class K)

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Goldman Sachs Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$112	1.05%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.30% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s allocation to U.S.
large-cap
equities contributed the most to returns.
•  Allocations to U.S.
mid-cap
equities and Japanese equities also contributed.

What hurt performance during the year?

•  Over the period, U.S. interest rates fluctuated and, ultimately, U.S. Treasuries contributed to flat performance in the fixed-income
portion of the Portfolio.
•  The managed volatility strategy was implemented in early August due to increased volatility. The reduction in equity exposure detracted from the Portfolio’s return versus the benchmark. When volatility came down in mid-August,
the Portfolio’s allocation to equity returned to its strategic allocation target.

Annual Shareholder Report - December 31, 2024	1	EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/Goldman Sachs Growth Allocation Index and Bloomberg U.S. Credit Corporate
5-10
Year Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception *
EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)	12.30%	5.45%	7.18%
S&P 500 ® Index	25.02%	14.53%	15.94%
EQ/Goldman Sachs Growth Allocation Index	16.02%	9.23%	10.68%
Bloomberg U.S. Credit Corporate 5-10 Year Index	3.21%	0.89%	2.60%

*	Date of inception: February 1, 2019
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$596,241,661

Number of Portfolio Holdings	19

Total Investment Advisory Fees Paid	$3,249,362

Portfolio Turnover Rate	9%

Annual Shareholder Report - December 31, 2024	2	EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		61.6%

Equity	31.6%

Fixed Income	30.0%

Short-Term Investments		43.8%

Cash and Other Assets Less Liabilities		-5.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A051-B
159929_B

Annual Shareholder Report - December 31, 2024	3	EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Goldman Sachs Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$115	1.09%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 11.89% for the year ended December 31, 2024.
What helped performance during the year?

•	A position in GE Vernova, Inc. contributed to returns as the company positioned itself as a leader in the energy transition effort, benefitting from artificial intelligence tailwinds throughout the year, heightened demand for power services and equipment, and legislative initiatives to increase domestic power production.
•	A position in United Airlines Holdings, Inc. contributed to returns as the company benefited from low fuel costs and increased demand for air travel, as well as impacts from the scaling initiatives implemented by management.
•	From a sector standpoint, stock selection in Industrials and Information Technology contributed to relative returns, while the top performing absolute sectors were Financials and Industrials.
What hurt performance during the year?

•	A position in Celanese Corp. detracted from performance as softening demand in the automotive and industrial businesses led the company to miss earnings expectations in recent quarters.
•	A position in AES Corp. detracted as the company’s mixed earnings results weighed on investor sentiment. The U.S. election results were also a headwind, as investors viewed the results as negative for clean energy companies, causing the Energy sector to sell off.
•	From a sector standpoint, stock selection in Utilities and Real Estate detracted from relative returns, while the worst performing absolute sectors were Health Care and Materials.

Annual Shareholder Report - December 31, 2024	1	EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Russell 1000
®
Index and Russell Midcap
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)	11.89%	9.50%	10.62%
Russell 1000 ® Index**	24.51%	14.28%	14.62%
Russell Midcap ® Value Index	13.07%	8.59%	9.12%

*	Date of inception: October 22, 2018
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$157,365,020

Number of Portfolio Holdings	96

Total Investment Advisory Fees Paid	$1,044,576

Portfolio Turnover Rate	64%

Annual Shareholder Report - December 31, 2024	2	EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	18.6%

Financials	18.4%

Utilities	9.9%

Real Estate	8.6%

Information Technology	8.1%

Materials	7.8%

Energy	7.3%

Consumer Discretionary	6.7%

Health Care	6.2%

Consumer Staples	5.0%

Communication Services	1.7%

Cash and Other Assets Less Liabilities	1.7%

Top Holdings (as a % of Net Assets)

United Airlines Holdings, Inc.	2.5%

Fidelity National Information Services, Inc.	2.3%

Marvell Technology, Inc.	2.1%

GE Vernova, Inc.	2.1%

VICI Properties, Inc. (REIT), Class A	2.0%

Allstate Corp. (The)	1.8%

AMETEK, Inc.	1.8%

Prudential Financial, Inc.	1.8%

Phillips 66	1.7%

Steel Dynamics, Inc.	1.7%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

158944_B
A052-B

Annual Shareholder Report - December 31, 2024	3	EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Goldman Sachs Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$116	1.11%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.35% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s allocation to U.S.
large-cap
equities contributed the most to returns.
•  Allocations to U.S.
mid-cap
equities and Japanese equities also contributed.

What hurt performance during the year?

•  Over the period, U.S. interest rates fluctuated and, ultimately, U.S. Treasuries contributed to flat performance in the fixed-income
portion of the Portfolio.
•  The managed volatility strategy was implemented in early August due to increased volatility. The reduction in equity exposure detracted from the Portfolio’s return versus the benchmark. When volatility came down in mid-August,
the Portfolio’s allocation to equity returned to its strategic allocation target.

Annual Shareholder Report - December 31, 2024	1	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/Goldman Sachs Moderate Growth Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception *
EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)	9.35%	4.04%	4.60%
S&P 500 ® Index	25.02%	14.53%	13.35%
EQ/Goldman Sachs Moderate Growth Allocation Index	12.39%	7.21%	6.99%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.16%

*	Date of inception: April 30, 2015
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$788,081,897

Number of Portfolio Holdings	513

Total Investment Advisory Fees Paid	$5,465,396

Portfolio Turnover Rate	139%

Annual Shareholder Report - December 31, 2024	2	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		41.9%

Common Stocks		30.2%

Information Technology	9.8%

Financials	4.0%

Consumer Discretionary	3.4%

Health Care	3.1%

Communication Services	2.8%

Industrials	2.5%

Consumer Staples	1.7%

Energy	1.0%

Utilities	0.7%

Materials	0.6%

Real Estate	0.6%

Rights		0.0%	#

Short-Term Investments		23.1%

Cash and Other Assets Less Liabilities		4.8%
# Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A053-B
153116_B

Annual Shareholder Report - December 31, 2024	3	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$66	0.65%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 3.05% for the year ended December 31, 2024.
What helped performance during the year?

•	Underweight duration exposure in the four- to five-year and seven- to 10-year parts of the yield curve
•	Overweight duration exposure in the three- to four-year part of the yield curve
•	Security selection within investment-grade corporates
What hurt performance during the year?

•	Underweight duration exposure in the five- to six-year part of the yield curve
•	Overweight duration exposure in the six- to seven-year part of the yield curve

Annual Shareholder Report - December 31, 2024	1	EQ/Intermediate Corporate Bond Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Credit Corporate
5-10
Year Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/Intermediate Corporate Bond Portfolio (Class IB)	3.05%	3.52%
Bloomberg U.S. Aggregate Bond Index **	1.25%	1.89%
Bloomberg U.S. Credit Corporate 5-10 Year Index	3.21%	4.39%

*	Date of inception: April 3, 2023
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,560,803,921

Number of Portfolio Holdings	516

Total Investment Advisory Fees Paid	$4,418,064

Portfolio Turnover Rate	47%

Annual Shareholder Report - December 31, 2024	2	EQ/Intermediate Corporate Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	35.9%

Health Care	9.8%

Utilities	9.0%

Information Technology	8.0%

Energy	7.5%

Communication Services	7.0%

Consumer Staples	5.3%

Industrials	5.2%

Real Estate	4.0%

Consumer Discretionary	3.6%

Materials	3.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	-0.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A055-B
800020_B

Annual Shareholder Report - December 31, 2024	3	EQ/Intermediate Corporate Bond Portfolio (Class IB)

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$41	0.40%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 3.40% for the year ended December 31, 2024.
What helped performance during the year?

•	Underweight duration exposure in the four- to five-year and seven- to 10-year parts of the yield curve
•	Overweight duration exposure in the three- to four-year part of the yield curve
•	Security selection within investment-grade corporates
What hurt performance during the year?

•	Underweight duration exposure in the five- to six-year part of the yield curve
•	Overweight duration exposure in the six- to seven-year part of the yield curve

Annual Shareholder Report - December 31, 2024	1	EQ/Intermediate Corporate Bond Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Credit Corporate 5-10 Year Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/Intermediate Corporate Bond Portfolio (Class K)	3.40%	3.82%
Bloomberg U.S. Aggregate Bond Index**	1.25%	1.89%
Bloomberg U.S. Credit Corporate 5-10 Year Index	3.21%	4.39%

*	Date of inception: April 3, 2023

**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,560,803,921

Number of Portfolio Holdings	516

Total Investment Advisory Fees Paid	$4,418,064

Portfolio Turnover Rate	47%

Annual Shareholder Report - December 31, 2024	2	EQ/Intermediate Corporate Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	35.9%

Health Care	9.8%

Utilities	9.0%

Information Technology	8.0%

Energy	7.5%

Communication Services	7.0%

Consumer Staples	5.3%

Industrials	5.2%

Real Estate	4.0%

Consumer Discretionary	3.6%

Materials	3.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	-0.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A055-K
800020_K

Annual Shareholder Report - December 31, 2024	3	EQ/Intermediate Corporate Bond Portfolio (Class K)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA	$65	0.64%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 2.46% for the year ended December 31, 2024.
What helped performance during the year?

•	Investments in U.S. Treasuries drove most of the Portfolio’s return. The
10-year
Treasury yield trended upward year over year. Due to delayed Federal Reserve cuts and stronger economic data, the yield curve remained inverted for the first nine months of the year.
•	Investments in U.S. Government Agency securities also contributed to absolute performance.
What hurt performance during the year?

•	The Portfolio’s overall performance reflects the volatility in the bond markets, marked by three consecutive rate cuts in the second half of the year - a significant shift from earlier expectations.
•	U.S. Treasuries saw increased volatility throughout the year as the Federal Reserve and the market navigated monetary policy decisions, challenged by mixed economic data.
•	The weightings of certain holdings and yield curve positioning detracted from relative performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Intermediate Government Bond Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Intermediate Government Bond Portfolio (Class IA)	2.46%	0.05%	0.64%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$4,224,602,795

Number of Portfolio Holdings	217

Total Investment Advisory Fees Paid	$11,912,697

Portfolio Turnover Rate	36%

Annual Shareholder Report - December 31, 2024	2	EQ/Intermediate Government Bond Portfolio (Class IA)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	50.2%

U.S. Treasury Obligations	41.1%

Exchange Traded Funds	7.7%

Corporate Bonds	0.0%	#

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.7%

#	Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A056-A
146451_A

Annual Shareholder Report - December 31, 2024	3	EQ/Intermediate Government Bond Portfolio (Class IA)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$65	0.64%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 2.47% for the year ended December 31, 2024.
What helped performance during the year?

•	Investments in U.S. Treasuries drove most of the Portfolio’s return. The
10-year
Treasury yield trended upward year over year. Due to delayed Federal Reserve cuts and stronger economic data, the yield curve remained inverted for the first nine months of the year.
•	Investments in U.S. Government Agency securities also contributed to absolute performance.
What hurt performance during the year?

•	The Portfolio’s overall performance reflects the volatility in the bond markets, marked by three consecutive rate cuts in the second half of the year - a significant shift from earlier expectations.
•	U.S. Treasuries saw increased volatility throughout the year as the Federal Reserve and the market navigated monetary policy decisions, challenged by mixed economic data.
•	The weightings of certain holdings and yield curve positioning detracted from relative performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Intermediate Government Bond Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Intermediate Government Bond Portfolio (Class IB)	2.47%	0.07%	0.65%
Bloomberg U.S. Aggregate Bond Index *	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$4,224,602,795

Number of Portfolio Holdings	217

Total Investment Advisory Fees Paid	$11,912,697

Portfolio Turnover Rate	36%

Annual Shareholder Report - December 31, 2024	2	EQ/Intermediate Government Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	50.2%

U.S. Treasury Obligations	41.1%

Exchange Traded Funds	7.7%

Corporate Bonds	0.0%	#

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.7%

#	Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A056-B
146451_B

Annual Shareholder Report - December 31, 2024	3	EQ/Intermediate Government Bond Portfolio (Class IB)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$39	0.39%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 2.60% for the year ended December 31, 2024.

What helped performance during the year?

•  Investments in U.S. Treasuries drove most of the Portfolio’s return. The 10-year Treasury yield trended upward year over year. Due to delayed Federal Reserve cuts and stronger economic data, the yield curve remained inverted for the first nine months of the year.
•  Investments in U.S. Government Agency securities also contributed to absolute performance.

What hurt performance during the year?

•  The Portfolio’s overall performance reflects the volatility in the bond markets, marked by three consecutive rate cuts in the second half of the year - a significant shift from earlier expectations.
•  U.S. Treasuries saw increased volatility throughout the year as the Federal Reserve and the market navigated monetary policy decisions, challenged by mixed economic data.
•  The weightings of certain holdings and yield curve positioning detracted from relative performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Intermediate Government Bond Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Intermediate Government Bond Portfolio (Class K)	2.60%	0.30%	0.89%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$4,224,602,795

Number of Portfolio Holdings	217

Total Investment Advisory Fees Paid	$11,912,697

Portfolio Turnover Rate	36%

Annual Shareholder Report - December 31, 2024	2	EQ/Intermediate Government Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	50.2%

U.S. Treasury Obligations	41.1%

Exchange Traded Funds	7.7%

Corporate Bonds	0.0%	#

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.7%

#	Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A056-K
146451_K

Annual Shareholder Report - December 31, 2024	3	EQ/Intermediate Government Bond Portfolio (Class K)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$106	1.04%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 3.22% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection within the Industrials, Information Technology (IT) and Materials sectors contributed to performance.
•	Hitashi Ltd. and Taiwan Semiconductor contributed to performance.
•	Sector allocation in the Industrials, Health Care and Real Estate sectors also contributed to performance.
What hurt performance during the year?

•	Stock Selection within the Financials, Consumer Staples and Consumer Discretionary sectors detracted from performance.
•	Overweight positions in Heineken NV in the Consumer Staples sector, Samsung Electronics Co. Ltd. in the IT sector and Grupo Financiero Banorte SAB de CV in the Financials sector were the top detractors from performance.
•	The Financials sector allocation was also a detractor.

Annual Shareholder Report - December 31, 2024	1	EQ/International Core Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Core Managed Volatility Portfolio (Class IB)	3.22%	4.33%	4.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$1,110,105,725

Number of Portfolio Holdings	835

Total Investment Advisory Fees Paid	$7,057,128

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	EQ/International Core Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	20.9%

Japan	15.5%

United Kingdom	9.6%

Germany	8.3%

France	7.3%

Switzerland	4.3%

Australia	4.0%

Netherlands	3.1%

Spain	2.1%

Italy	2.0%

Other	16.9%

Cash and Other Assets Less Liabilities	6.0%

Sector Weightings (as a % of Net Assets)

Financials	16.3%

Industrials	15.4%

Information Technology	9.5%

Health Care	9.5%

Consumer Discretionary	9.4%

Consumer Staples	6.3%

Materials	5.5%

Communication Services	3.3%

Energy	2.6%

Utilities	2.1%

Real Estate	1.1%

Exchange Traded Fund	9.0%

Short-Term Investments	4.0%

Cash and Other Assets Less Liabilities	6.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146452_B
A057-B

Annual Shareholder Report - December 31, 2024	3	EQ/International Core Managed Volatility Portfolio (Class IB)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$80	0.79%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 3.56% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection within the Industrials, Information Technology (IT) and Materials sectors contributed to performance.
•  Hitashi Ltd. and Taiwan Semiconductor contributed to performance.
•  Sector allocation in the Industrials, Health Care and Real Estate sectors also contributed to performance.

What hurt performance during the year?

•  Stock Selection within the Financials, Consumer Staples and Consumer Discretionary sectors detracted from performance.
•  Overweight positions in Heineken NV in the Consumer Staples sector, Samsung Electronics Co. Ltd. in the IT sector and Grupo Financiero Banorte SAB de CV in the Financials sector were the top detractors from performance.
•  The Financials sector allocation was also a detractor.

Annual Shareholder Report - December 31, 2024	1	EQ/International Core Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Core Managed Volatility Portfolio (Class K)	3.56%	4.60%	4.82%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,110,105,725

Number of Portfolio Holdings	835

Total Investment Advisory Fees Paid	$7,057,128

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	EQ/International Core Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	20.9%

Japan	15.5%

United Kingdom	9.6%

Germany	8.3%

France	7.3%

Switzerland	4.3%

Australia	4.0%

Netherlands	3.1%

Spain	2.1%

Italy	2.0%

Other	16.9%

Cash and Other Assets Less Liabilities	6.0%

Sector Weightings (as a % of Net Assets)

Financials	16.3%

Industrials	15.4%

Information Technology	9.5%

Health Care	9.5%

Consumer Discretionary	9.4%

Consumer Staples	6.3%

Materials	5.5%

Communication Services	3.3%

Energy	2.6%

Utilities	2.1%

Real Estate	1.1%

Exchange Traded Fund	9.0%

Short-Term Investments	4.0%

Cash and Other Assets Less Liabilities	6.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146452_K
A057-K

Annual Shareholder Report - December 31, 2024	3	EQ/International Core Managed Volatility Portfolio (Class K)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA	$73	0.72%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 4.82% for the year ended December 31, 2024.
What helped performance during the year?

•	The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Communication Services and Consumer Discretionary.
•	The stocks that contributed the most to performance were SAP SE, HSBC Holdings plc, Schneider Electric SE, UniCredit SpA and Rolls-Royce Holdings plc.
What hurt performance during the year?

•	The sectors that detracted the most from performance were Materials, Energy, Consumer Staples, Health Care and Real Estate.
•	The stocks that detracted the most from performance were LVMH Moet Hennessy Louis Vuitton SE, L’Oreal SA, BHP Group Ltd., TotalEnergies SE and Stellantis NV.

Annual Shareholder Report - December 31, 2024	1	EQ/International Equity Index Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index and International Proxy Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Equity Index Portfolio (Class IA)	4.82%	4.85%	4.93%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
International Proxy Index	5.92%	5.61%	5.60%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$1,672,771,957

Number of Portfolio Holdings	1,233

Total Investment Advisory Fees Paid	$5,656,950

Portfolio Turnover Rate	5%

Annual Shareholder Report - December 31, 2024	2	EQ/International Equity Index Portfolio (Class IA)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

Japan	25.2%

United Kingdom	18.6%

France	12.5%

Germany	11.0%

Australia	9.7%

United States	8.2%

Netherlands	4.9%

Spain	2.9%

Italy	2.9%

Finland	0.7%

Other	2.2%

Cash and Other Assets Less Liabilities	1.2%

Sector Weightings (as a % of Net Assets )

Financials	20.5%

Industrials	17.8%

Consumer Discretionary	13.2%

Information Technology	10.4%

Consumer Staples	8.9%

Health Care	7.7%

Materials	6.4%

Energy	5.0%

Communication Services	4.0%

Utilities	3.0%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.2%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146431_A
A058-A

Annual Shareholder Report - December 31, 2024	3	EQ/International Equity Index Portfolio (Class IA)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$74	0.72%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 4.92% for the year ended December 31, 2024.
What helped performance during the year?

•	The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Communication Services and Consumer Discretionary.
•	The stocks that contributed the most to performance were SAP SE, HSBC Holdings plc, Schneider Electric SE, UniCredit SpA and Rolls-Royce Holdings plc.
What hurt performance during the year?

•	The sectors that detracted the most from performance were Materials, Energy, Consumer Staples, Health Care and Real Estate.
•	The stocks that detracted the most from performance were LVMH Moet Hennessy Louis Vuitton SE, L’Oreal SA, BHP Group Ltd., TotalEnergies SE and Stellantis NV.

Annual Shareholder Report - December 31, 2024	1	EQ/International Equity Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index and International Proxy Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Equity Index Portfolio (Class IB)	4.92%	4.86%	4.93%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
International Proxy Index	5.92%	5.61%	5.60%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,672,771,957

Number of Portfolio Holdings	1,233

Total Investment Advisory Fees Paid	$5,656,950

Portfolio Turnover Rate	5%

Annual Shareholder Report - December 31, 2024	2	EQ/International Equity Index Portfolio (Class IB)

What did the Portfolio
invest
in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

Japan	25.2%

United Kingdom	18.6%

France	12.5%

Germany	11.0%

Australia	9.7%

United States	8.2%

Netherlands	4.9%

Spain	2.9%

Italy	2.9%

Finland	0.7%

Other	2.2%

Cash and Other Assets Less Liabilities	1.2%

Sector Weightings (as a % of Net Assets)

Financials	20.5%

Industrials	17.8%

Consumer Discretionary	13.2%

Information Technology	10.4%

Consumer Staples	8.9%

Health Care	7.7%

Materials	6.4%

Energy	5.0%

Communication Services	4.0%

Utilities	3.0%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.2%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146431_B
A058-B

Annual Shareholder Report - December 31, 2024	3	EQ/International Equity Index Portfolio (Class IB)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$48	0.47%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 5.17% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Communication Services and Consumer Discretionary.
•  The stocks that contributed the most to performance were SAP SE, HSBC Holdings plc, Schneider Electric SE, UniCredit SpA and Rolls-Royce Holdings plc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Energy, Consumer Staples, Health Care and Real Estate.
•  The stocks that detracted the most from performance were LVMH Moet Hennessy Louis Vuitton SE, L’Oreal SA, BHP Group Ltd., TotalEnergies SE and Stellantis NV.

Annual Shareholder Report - December 31, 2024	1	EQ/International Equity Index Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index and International Proxy Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Equity Index Portfolio (Class K)	5.17%	5.11%	5.19%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
International Proxy Index	5.92%	5.61%	5.60%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,672,771,957

Number of Portfolio Holdings	1,233

Total Investment Advisory Fees Paid	$5,656,950

Portfolio Turnover Rate	5%

Annual Shareholder Report - December 31, 2024	2	EQ/International Equity Index Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

Japan	25.2%

United Kingdom	18.6%

France	12.5%

Germany	11.0%

Australia	9.7%

United States	8.2%

Netherlands	4.9%

Spain	2.9%

Italy	2.9%

Finland	0.7%

Other	2.2%

Cash and Other Assets Less Liabilities	1.2%

Sector Weightings (as a % of Net Assets)

Financials	20.5%

Industrials	17.8%

Consumer Discretionary	13.2%

Information Technology	10.4%

Consumer Staples	8.9%

Health Care	7.7%

Materials	6.4%

Energy	5.0%

Communication Services	4.0%

Utilities	3.0%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.2%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146431_K
A058-K

Annual Shareholder Report - December 31, 2024	3	EQ/International Equity Index Portfolio (Class K)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$104	1.03%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 1.50% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection within the Consumer Staples sector and an underweight to the Energy sector were the top contributors to relative performance.
•	Stock selection within Denmark and Italy was a top contributor to relative returns on a geographic basis.
•	Among holdings, Intesa Sanpaolo SpA, Prosus NV, and Lloyds Banking Group plc were top contributors to the Portfolio’s return.
What hurt performance during the year?

•	Stock selection within the Financials and Consumer Discretionary sectors was a top detractor from relative performance.
•	Stock selection within Germany and France was a top detractor from relative returns on a geographic basis.
•	Among holdings, Bayer AG, Kering SA, and Edenred SE were top detractors from the Portfolio’s return.

Annual Shareholder Report - December 31, 2024	1	EQ/International Value Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index and International Proxy Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Value Managed Volatility Portfolio (Class IB)	1.50%	3.62%	3.94%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
International Proxy Index	5.92%	5.61%	5.60%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$925,929,514

Number of Portfolio Holdings	1,861

Total Investment Advisory Fees Paid	$5,931,813

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2024	2	EQ/International Value Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

Japan	16.0%

United Kingdom	15.0%

Germany	14.4%

France	13.2%

United States	6.8%

Australia	6.7%

Netherlands	4.3%

Italy	2.7%

Spain	2.1%

Switzerland	1.3%

Other	6.8%

Cash and Other Assets Less Liabilities	10.7%

Sector Weightings (as a % of Net Assets)

Financials	18.4%

Industrials	17.3%

Consumer Discretionary	14.4%

Health Care	8.6%

Information Technology	7.9%

Consumer Staples	7.6%

Materials	5.2%

Communication Services	3.7%

Energy	3.1%

Utilities	1.8%

Real Estate	0.9%

Closed End Fund	0.2%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	10.7%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146435_B
A060-B

Annual Shareholder Report - December 31, 2024	3	EQ/International Value Managed Volatility Portfolio (Class IB)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. Y ou can find additional information about the Portfolio at
https://equitable-funds.com/AllPortfolios.aspx
. You can also request this information by contacting us at
1-877-222-2144
.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$79	0.78%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 1.68% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection within the Consumer Staples sector and an underweight to the Energy sector were the top contributors to relative performance.
•  Stock selection within Denmark and Italy was a top contributor to relative returns on a geographic basis.
•  Among holdings, Intesa Sanpaolo SpA, Prosus NV, and Lloyds Banking Group plc were top contributors to the Portfolio’s return.

What hurt performance during the year?

•  Stock selection within the Financials and Consumer Discretionary sectors was a top detractor from relative performance.
•  Stock selection within Germany and France was a top detractor from relative returns on a geographic basis.
•  Among holdings, Bayer AG, Kering SA, and Edenred SE were top detractors from the Portfolio’s return.

Annual Shareholder Report - December 31, 2024	1	EQ/International Value Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI EAFE
®
Index and International Proxy Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Value Managed Volatility Portfolio (Class K)	1.68%	3.87%	4.20%
MSCI EAFE® Index	3.82%	4.73%	5.20%
International Proxy Index	5.92%	5.61%	5.60%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$925,929,514

Number of Portfolio Holdings	1,861

Total Investment Advisory Fees Paid	$5,931,813

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2024	2	EQ/International Value Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Wei g htings (as a % of Net Assets)

Japan	16.0%

United Kingdom	15.0%

Germany	14.4%

France	13.2%

United States	6.8%

Australia	6.7%

Netherlands	4.3%

Italy	2.7%

Spain	2.1%

Switzerland	1.3%

Other	6.8%

Cash and Other Assets Less Liabilities	10.7%

Sec t or Wei g hti n gs (as a % of Net Assets)

Financials	18.4%

Industrials	17.3%

Consumer Discretionary	14.4%

Health Care	8.6%

Information Technology	7.9%

Consumer Staples	7.6%

Materials	5.2%

Communication Services	3.7%

Energy	3.1%

Utilities	1.8%

Real Estate	0.9%

Closed End Fund	0.2%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	10.7%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144, or scan the adjacent QR code.

146435_K
A060-K

Annual Shareholder Report - December 31, 2024	3	EQ/International Value Managed Volatility Portfolio (Class K)

EQ/INVESCO COMSTOCK PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$107	1.00%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.85% for the year ended December 31, 2024.

What helped performance during the year?

•  In Communication Services, Meta Platforms, Inc. and Alphabet, Inc. were top contributors to performance relative to the Russell 1000 Value Index benchmark.
•  In Industrials, stock selection in building products and electrical equipment, notably Johnson Controls International plc, Eaton Corp. plc and Emerson Electric Co., contributed to performance.
•  In Materials, stock selection in containers/packaging, notably International Paper Co., and having no exposure to metals and mining stocks, contributed to performance.

What hurt performance during the year?

•  In Health Care, the managed health care and health care services segments, notably CVS Health Corp. and Elevance Health, Inc., were top detractors from performance relative to the Russell 1000 Value Index benchmark.
•  In Information Technology (IT), IT services company Cognizant Technology Solutions Corp. and semiconductor firms Intel Corp. and NXP Seminconductors NV were top detractors from performance.
•  In Consumer Staples, not owning Walmart, Inc. was a top detractor from performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Invesco Comstock Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Invesco Comstock Portfolio (Class IB)	14.85%	11.28%	9.27%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$297,933,928

Number of Portfolio Holdings	89

Total Investment Advisory Fees Paid	$1,799,110

Portfolio Turnover Rate	20%

Annual Shareholder Report - December 31, 2024	2	EQ/Invesco Comstock Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	21.1%

Health Care	15.7%

Industrials	11.6%

Information Technology	10.6%

Consumer Staples	10.0%

Energy	9.2%

Communication Services	8.9%

Consumer Discretionary	4.0%

Materials	3.1%

Utilities	2.7%

Real Estate	0.4%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	2.3%

Top Holdings (as a % of Net Assets)

Wells Fargo & Co.	3.3%

Bank of America Corp.	3.2%

Microsoft Corp.	2.6%

Alphabet, Inc., Class A	2.3%

Cisco Systems, Inc.	2.2%

Meta Platforms, Inc., Class A	2.1%

Johnson Controls International plc	1.9%

State Street Corp.	1.9%

Philip Morris International, Inc.	1.9%

Chevron Corp.	1.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio
holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146476_B
A061-B

Annual Shareholder Report - December 31, 2024	3	EQ/Invesco Comstock Portfolio (Class IB)

EQ/INVESCO COMSTOCK PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$81	0.75%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 15.11% for the year ended December 31, 2024.

What helped performance during the year?

•  In Communication Services, Meta Platforms, Inc. and Alphabet, Inc. were top contributors to performance relative to the Russell 1000 Value Index benchmark.
•  In Industrials, stock selection in building products and electrical equipment, notably Johnson Controls International plc, Eaton Corp. plc and Emerson Electric Co., contributed to performance.
•  In Materials, stock selection in containers/packaging, notably International Paper Co., and having no exposure to metals and mining stocks, contributed to performance.

What hurt performance during the year?

•  In Health Care, the managed health care and health care services segments, notably CVS Health Corp. and Elevance Health, Inc., were top detractors from performance relative to the Russell 1000 Value Index benchmark.
•  In Information Technology (IT), IT services company Cognizant Technology Solutions Corp. and semiconductor firms Intel Corp. and NXP Seminconductors NV were top detractors from performance.
•  In Consumer Staples, not owning Walmart, Inc. was a top detractor from performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Invesco Comstock Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Invesco Comstock Portfolio (Class K)	15.11%	11.56%	9.54%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$297,933,928

Number of Portfolio Holdings	89

Total Investment Advisory Fees Paid	$1,799,110

Portfolio Turnover Rate	20%

Annual Shareholder Report - December 31, 2024	2	EQ/Invesco Comstock Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	21.1%

Health Care	15.7%

Industrials	11.6%

Information Technology	10.6%

Consumer Staples	10.0%

Energy	9.2%

Communication Services	8.9%

Consumer Discretionary	4.0%

Materials	3.1%

Utilities	2.7%

Real Estate	0.4%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	2.3%

Top Holdings (as a % of Net Assets)

Wells Fargo & Co.	3.3%

Bank of America Corp.	3.2%

Microsoft Corp.	2.6%

Alphabet, Inc., Class A	2.3%

Cisco Systems, Inc.	2.2%

Meta Platforms, Inc., Class A	2.1%

Johnson Controls International plc	1.9%

State Street Corp.	1.9%

Philip Morris International, Inc.	1.9%

Chevron Corp.	1.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements
,
portfolio
holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144, or scan the adjacent QR code.

146476_K
A061-K

Annual Shareholder Report - December 31, 2024	3	EQ/Invesco Comstock Portfolio (Class K)

EQ/INVESCO GLOBAL PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Invesco Global Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.10%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 15.83% for the year ended December 31, 2024.

What helped performance during the year?

•  Security selection in the Communication Services sector, led by Meta Platforms, Inc. and Alphabet, Inc., as well as an overweight allocation to the sector, contributed.
•  Underweight allocations to the Consumer Staples and Materials sectors also contributed.

What hurt performance during the year?

•  Security selection in the Information Technology sector detracted, primarily due to investments in software companies Adobe Inc. and Intuit Inc., as well as an underweight position in NVIDIA Corp.
•  Security selection in the Consumer Discretionary sector also detracted, primarily due to investments in luxury companies LVMH Moet Hennessy Louis Vuitton SE and Kering.
•  An overweight allocation to the Real Estate sector and underweight allocation to the Information Technology sector also detracted.

Annual Shareholder Report - December 31, 2024	1	EQ/Invesco Global Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI ACWI (Net) Index and MSCI ACWI Growth (Net) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Invesco Global Portfolio (Class IB)	15.83%	9.02%	9.35%
MSCI ACWI (Net) Index*	17.49%	10.06%	9.23%
MSCI ACWI Growth (Net) Index	24.23%	13.07%	11.88%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$477,909,968

Number of Portfolio Holdings	61

Total Investment Advisory Fees Paid	$3,283,491

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	EQ/Invesco Global Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	62.7%

India	6.7%

France	6.4%

Germany	4.5%

Sweden	4.3%

Japan	4.2%

China	3.1%

Netherlands	1.6%

Denmark	1.5%

Spain	1.3%

Other	4.0%

Cash and Other Assets Less Liabilities	-0.3%

Sector Weightings (as a % of Net Assets)

Information Technology	30.3%

Communication Services	22.9%

Health Care	11.0%

Financials	10.5%

Consumer Discretionary	10.4%

Industrials	9.1%

Real Estate	4.6%

Materials	0.7%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	-0.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio
holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146469_B
A062-B

Annual Shareholder Report - December 31, 2024	3	EQ/Invesco Global Portfolio (Class IB)

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Invesco Global Real Assets Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$117	1.17%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 0.31% for the year ended December 31, 2024.
What helped performance during the year?
•	The Infrastructure sector generated positive absolute return contributions.
•	The Natural Resources sector generated positive relative return contributions against the S&P Real Assets Equity Index.
•	Stock selection generated positive relative return contributions against the MSCI World (Net) Index benchmark.
What hurt performance during the year?

•	Stock selection and asset allocation effects detracted from relative performance against the S&P Real Assets Equity Index.
•	The Real Estate, Infrastructure and Timber sectors detracted from relative performance against the S&P Real Assets Equity Index.
•	Asset allocation effects detracted from relative performance against the MSCI World (Net) Index.

Annual Shareholder Report - December 31, 2024	1	EQ/Invesco Global Real Assets Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the MSCI World (Net) Index and S&P Real Assets Equity Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Invesco Global Real Assets Portfolio (Class IB)	0.31%	1.31%	4.22%
MSCI World (Net) Index**	18.67%	11.17%	11.72%
S&P Real Assets Equity Index	3.82%	2.82%	4.61%

*	Date of inception: October 22, 2018
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$200,890,274

Number of Portfolio Holdings	83

Total Investment Advisory Fees Paid	$1,535,014

Portfolio Turnover Rate	132%

Annual Shareholder Report - December 31, 2024	2	EQ/Invesco Global Real Assets Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	59.4%

United Kingdom	9.7%

Australia	5.8%

France	5.7%

Canada	5.5%

Japan	3.8%

Italy	2.3%

Spain	1.8%

Hong Kong	1.3%

Finland	1.3%

Other	3.8%

Cash and Other Assets Less Liabilities	-0.4%

Sector Weightings (as a % of Net Assets)

Real Estate	47.9%

Utilities	16.3%

Energy	15.6%

Materials	11.2%

Industrials	6.1%

Communication Services	1.7%

Short-Term Investments	1.6%

Cash and Other Assets Less Liabilities	-0.4%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

158945_B
A063-B

Annual Shareholder Report - December 31, 2024	3	EQ/Invesco Global Real Assets Portfolio (Class IB)

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Invesco Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$118	1.13%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 8.79% for the year ended December 31, 2024.
What helped performance during the year?

•	The Portfoio’s allocation to U.S. Large Cap equities was the main driver of absolute return.
•	Allocations to U.S. Small Cap and Mid Cap equities and to fixed-income also contributed to performance.
What hurt performance during the year?

•	The Portfolio’s allocation to international equities detracted from performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Invesco Moderate Allocation Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/Invesco Moderate Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Invesco Moderate Allocation Portfolio (Class IB)	8.79%	4.44%	4.11%
S&P 500 ® Index	25.02%	14.53%	13.35%
EQ/Invesco Moderate Allocation Index	8.47%	5.49%	5.41%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.16%

*	Date of inception: April 30, 2015
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$367,775,768

Number of Portfolio Holdings	572

Total Investment Advisory Fees Paid	$2,604,376

Portfolio Turnover Rate	37%

Annual Shareholder Report - December 31, 2024	2	EQ/Invesco Moderate Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		49.7%

Common Stocks		34.2%

Information Technology	11.1%

Financials	4.7%

Consumer Discretionary	3.9%

Health Care	3.4%

Communication Services	3.2%

Industrials	2.8%

Consumer Staples	1.9%

Energy	1.1%

Utilities	0.8%

Real Estate	0.7%

Materials	0.6%

Rights		0.0%	#

Short-Term Investments		12.5%

Cash and Other Assets Less Liabilities		3.6%

#	Less than 0.05%

Additional Information
For additional information about the Portfolio,
including
its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A064-B
153117_B

Annual Shareholder Report - December 31, 2024	3	EQ/Invesco Moderate Allocation Portfolio (Class IB)

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Invesco Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$118	1.12%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 10.21% for the year ended December 31, 2024.
What helped performance during the year?

•	The Portfolio’s allocation to U.S. Large Cap equities was the main driver of absolute return.
•	Allocations to U.S. Small Cap and Mid Cap equities and to fixed-income also contributed to performance.
What hurt performance during the year?

•	The Portfolio’s allocation to international equities detracted from performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/Invesco Moderate Growth Allocation Index and Bloomberg U.S. Credit Corporate
5-10
Year Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)	10.21%	5.22%	6.70%
S&P 500 ® Index	25.02%	14.53%	15.94%
EQ/Invesco Moderate Growth Allocation Index	10.04%	6.44%	7.99%
Bloomberg U.S. Credit Corporate 5-10 Year Index	3.21%	0.89%	2.60%

*	Date of inception: February 1, 2019
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$367,771,031

Number of Portfolio Holdings	955

Total Investment Advisory Fees Paid	$2,347,180

Portfolio Turnover Rate	21%

Annual Shareholder Report - December 31, 2024	2	EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		39.5%

Financials	13.7%

Health Care	4.2%

Energy	3.6%

Utilities	3.5%

Communication Services	3.4%

Consumer Staples	2.7%

Information Technology	2.7%

Industrials	2.0%

Other	3.7%

Common Stocks		37.7%

Information Technology	12.3%

Financials	5.1%

Consumer Discretionary	4.2%

Health Care	3.8%

Communication Services	3.5%

Industrials	3.1%

Consumer Staples	2.1%

Energy	1.2%

Other	2.4%

Rights		0.0%	#

Short-Term Investments		22.1%

Cash and Other Assets Less Liabilities		0.7%

#	Less than 0.05%

 Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A065-B
159934_B

Annual Shareholder Report - December 31, 2024	3	EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)

EQ/JANUS ENTERPRISE PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$112	1.05%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.16% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Health Care and Materials sectors contributed to performance relative to the Russell Midcap Growth Index.
•  An underweight in the Consumer Staples sector contributed.
•  Top individual contributors to relative performance included GoDaddy Inc., Flex Ltd., and Boston Scientific Corp.

What hurt performance during the year?

•  Stock selection in the Industrials and Financials sectors detracted from performance relative to the Russell Midcap Growth Index.
•  Stock selection in the Information Technology sector detracted.
•  Top individual detractors from relative performance included Teleflex Inc., ON Semiconductor Corp., and Sensata Technologies Holding plc.

Annual Shareholder Report - December 31, 2024	1	EQ/Janus Enterprise Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell Midcap
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Janus Enterprise Portfolio (Class IB)	14.16%	9.12%	9.14%
Russell 1000® Index*	24.51%	14.28%	12.87%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,453,015,788

Number of Portfolio Holdings	80

Total Investment Advisory Fees Paid	$9,819,217

Portfolio Turnover Rate	14%

Annual Shareholder Report - December 31, 2024	2	EQ/Janus Enterprise Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	25.8%

Industrials	24.9%

Health Care	16.6%

Financials	13.1%

Consumer Discretionary	6.9%

Utilities	4.5%

Communication Services	3.0%

Real Estate	1.6%

Materials	1.3%

Consumer Staples	0.5%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

Constellation Software, Inc.	4.7%

GoDaddy, Inc., Class A	4.3%

SS&C Technologies Holdings, Inc.	3.3%

Boston Scientific Corp.	3.2%

Intact Financial Corp.	2.9%

Flex Ltd.	2.7%

AppLovin Corp., Class A	2.5%

Teleflex, Inc.	2.3%

WEX, Inc.	2.3%

Liberty Media Corp.-Liberty Formula One, Class C	2.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146467_B
A066-B

Annual Shareholder Report - December 31, 2024	3	EQ/Janus Enterprise Portfolio (Class IB)

EQ/JANUS ENTERPRISE PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$85	0.80%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.44% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Health Care and Materials sectors contributed to performance relative to the Russell Midcap Growth Index.
•  An underweight in the Consumer Staples sector contributed.
•  Top individual contributors to relative performance included GoDaddy Inc., Flex Ltd., and Boston Scientific Corp.

What hurt performance during the year?

•  Stock selection in the Industrials and Financials sectors detracted from performance relative to the Russell Midcap Growth Index.
•  Stock selection in the Information Technology sector detracted.
•  Top individual detractors from relative performance included Teleflex Inc., ON Semiconductor Corp., and Sensata Technologies Holding plc.

Annual Shareholder Report - December 31, 2024	1	EQ/Janus Enterprise Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell Midcap
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Janus Enterprise Portfolio (Class K)	14.44%	9.39%	9.41%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell Midcap ® Growth Index	22.10%	11.47%	11.54%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,453,015,788

Number of Portfolio Holdings	80

Total Investment Advisory Fees Paid	$9,819,217

Portfolio Turnover Rate	14%

Annual Shareholder Report - Dec emb er 31, 2024	2	EQ/Ja nus Enterprise Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	25.8%

Industrials	24.9%

Health Care	16.6%

Financials	13.1%

Consumer Discretionary	6.9%

Utilities	4.5%

Communication Services	3.0%

Real Estate	1.6%

Materials	1.3%

Consumer Staples	0.5%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

Constellation Software, Inc.	4.7%

GoDaddy, Inc., Class A	4.3%

SS&C Technologies Holdings, Inc.	3.3%

Boston Scientific Corp.	3.2%

Intact Financial Corp.	2.9%

Flex Ltd.	2.7%

AppLovin Corp., Class A	2.5%

Teleflex, Inc.	2.3%

WEX, Inc.	2.3%

Liberty Media Corp.-Liberty Formula One, Class C	2.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.
aspx
,
call
1-877-222-2144, or scan the adjacent QR code.

146467_K
A066-K

Annual Shareholder Report - December 31, 2024	3	EQ/Janus Enterprise Portfolio (Class K)

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/JPMorgan Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$116	1.10%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 11.52% for the year ended December 31, 2024.
What helped performance during the year?

•	The Portfolio’s exposure to the U.S. equity market, especially the U.S. large-cap equity asset class, contributed to performance, as the U.S. economy outpaced other developed markets.
•	The Portfolio’s exposure to the fixed income markets also contributed to returns, as fixed income markets also experienced positive performance.
What hurt performance during the year?

•	The Portfolio’s strategic asset allocation detracted from performance, mainly due to positioning in U.S. small cap equities and non-U.S. equities.
•	Security selection and adjustments to the Portfolio’s equity allocation in connection with the implementation of the risk management framework also detracted during the year.

Annual Shareholder Report - December 31, 2024	1	EQ/JPMorgan Growth Allocation Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index, EQ/JPMorgan Growth Allocation Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/JPMorgan Growth Allocation Portfolio (Class IB)	11.52%	6.14%	5.97%
S&P 500 ® Index	25.02%	14.53%	14.15%
EQ/JPMorgan Growth Allocation Index	14.77%	8.61%	8.41%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	Date of inception: November 13, 2017
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$785,890,370

Number of Portfolio Holdings	31

Total Investment Advisory Fees Paid	$4,822,292

Portfolio Turnover Rate	10%

Annual Shareholder Report - December 31, 2024	2	EQ/JPMorgan Growth Allocation Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		52.5%

Fixed Income	35.1%

Equity	17.4%

U.S. Treasury Obligation		3.0%

Short-Term Investments		45.3%

Cash and Other Assets Less Liabilities		-0.8%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, c all
1-877-222-2144,
or scan the adjacent QR code.

A067-B
157175_B

Annual Shareholder Report - December 31, 2024	3	EQ/JPMorgan Growth Allocation Portfolio (Class IB)

EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$112	0.96%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 33.78% for the year ended December 31, 2024.
What helped performance during the year?

•	The Industrials and Health Care sectors were the biggest contributing sectors, driven primarily by stock selection.
•	Underweight allocations to the Consumer Staples and Real Estate sectors also contributed to performance.
•	An overweight position in Netflix, Inc. contributed. Much of the stock’s outperformance came in the fourth quarter, as strong third-quarter results and a positive outlook for 2025 drove shares higher.
What hurt performance during the year?

•	Positive stock selection in the Industrials and Health Care sectors was offset by negative sector allocation.
•	Stock selection in the Information Technology and Consumer Staples sectors detracted from performance.
•	An overweight position in DR Horton, Inc., America’s largest homebuilder, was the largest detractor, with much of its underperformance coming in the fourth quarter.

Annual Shareholder Report - December 31, 2024	1	EQ/JPMorgan Growth Stock Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/JPMorgan Growth Stock Portfolio (Class IB)	33.78%	13.30%	13.62%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$2,777,604,600

Number of Portfolio Holdings	72

Total Investment Advisory Fees Paid	$15,515,020

Portfolio Turnover Rate	32%

Annual Shareholder Report - December 31, 2024	2	EQ/JPMorgan Growth Stock Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	39.1%

Consumer Discretionary	17.4%

Communication Services	15.5%

Financials	8.5%

Health Care	7.3%

Industrials	5.7%

Consumer Staples	1.8%

Energy	0.4%

Materials	0.1%

Cash and Other Assets Less Liabilities	4.2%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.6%

Microsoft Corp.	8.4%

Amazon.com, Inc.	6.7%

Meta Platforms, Inc., Class A	5.8%

Apple, Inc.	5.4%

Alphabet, Inc., Class C	4.9%

Tesla, Inc.	3.7%

Netflix, Inc.	3.2%

Broadcom, Inc.	2.9%

Mastercard, Inc., Class A	2.9%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146473_B
A095-B

Annual Shareholder Report - December 31, 2024	3	EQ/JPMorgan Growth Stock Portfolio (Class IB)

EQ/JPMORGAN GROWTH STOCK PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$83	0.71%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 34.13% for the year ended December 31, 2024.

What helped performance during the year?

•  The Industrials and Health Care sectors were the biggest contributing sectors, driven primarily by stock selection.
•  Underweight allocations to the Consumer Staples and Real Estate sectors also contributed to performance.
•  An overweight position in Netflix, Inc. contributed. Much of the stock’s outperformance came in the fourth quarter, as strong third-quarter results and a positive outlook for 2025 drove shares higher.

What hurt performance during the year?

•  Positive stock selection in the Industrials and Health Care sectors was offset by negative sector allocation.
•  Stock selection in the Information Technology and Consumer Staples sectors detracted from performance.
•  An overweight position in DR Horton, Inc., America’s largest homebuilder, was the largest detractor, with much of its underperformance coming in the fourth quarter.

Annual Shareholder Report - December 31, 2024	1	EQ/JPMorgan Growth Stock Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/JPMorgan Growth Stock Portfolio (Class K)	34.13%	13.58%	13.91%
Russell 1000® Index*	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,777,604,600

Number of Portfolio Holdings	72

Total Investment Advisory Fees Paid	$15,515,020

Portfolio Turnover Rate	32%

Annual Shareholder Report - December 31, 2024	2	EQ/JPMorgan Growth Stock Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	39.1%

Consumer Discretionary	17.4%

Communication Services	15.5%

Financials	8.5%

Health Care	7.3%

Industrials	5.7%

Consumer Staples	1.8%

Energy	0.4%

Materials	0.1%

Cash and Other Assets Less Liabilities	4.2%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.6%

Microsoft Corp.	8.4%

Amazon.com, Inc.	6.7%

Meta Platforms, Inc., Class A	5.8%

Apple, Inc.	5.4%

Alphabet, Inc., Class C	4.9%

Tesla, Inc.	3.7%

Netflix, Inc.	3.2%

Broadcom, Inc.	2.9%

Mastercard, Inc., Class A	2.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.a
s
px,
call
1-8
77
-222-2144, or scan the adjacent QR code.

146473_K
A095-K

Annual Shareholder Report - December 31, 2024	3	EQ/JPMorgan Growth Stock Portfolio (Class K)

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024
. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$103	0.96%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 15.45% for the year ended December 31, 2024.
What helped performance during the year?

•	Strong stock selection in the Financials sector contributed to performance during the year.
•	Strong stock selection in the Real Estate sector, as well as an overweight position in the sector, also contributed to performance. Positioning within real estate investment trusts (REITs) was additive. SBA Communications Corp., a tower REIT, was a top contributor as a more accommodative interest rate environment boosted investor sentiment.
•	Within the Information Technology sector, Taiwan Semiconductor Manufacturing Co. Ltd. was a top contributor. Shares of the company rose in the wake of several strong earnings reports during the year, as well as the company’s announcement of new fabrication plants in the U.S. and Europe, providing geographical diversification amidst the surge in artificial intelligence (AI) related demand.
What hurt performance during the year?

•	Weak stock selection in the Materials and Health Care sectors detracted from performance during the year.
•	Within the Consumer Staples sector, Lamb Weston Holdings, Inc., a french fry manufacturer, detracted from performance as macro headwinds created an unfavorable supply and demand backdrop. Weaker spending trends from the lower-end
consumer drove soft restaurant demand and increased pricing competition from peers.
•	Stock selection within the Materials sector was also under pressure, particularly with The Chemours Co. (CC), a chemical company. CC disappointed on its pace of delivering new refrigerants, coupled with weaker pricing for old refrigerants in its existing inventory.

Annual Shareholder Report - December 31, 2024	1	EQ/JPMorgan Value Opportunities Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/JPMorgan Value Opportunities Portfolio (Class IB)	15.45%	11.92%	10.23%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$1,124,446,803

Number of Portfolio Holdings	117

Total Investment Advisory Fees Paid	$6,372,018

Portfolio Turnover Rate	154%

Annual Shareholder Report - December 31, 2024	2	EQ/JPMorgan Value Opportunities Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	25.2%

Industrials	15.9%

Health Care	13.3%

Information Technology	11.3%

Consumer Discretionary	7.0%

Consumer Staples	6.6%

Materials	5.3%

Real Estate	5.0%

Energy	4.3%

Communication Services	4.1%

Utilities	1.1%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-0.3%

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.1%

Wells Fargo & Co.	3.1%

Block, Inc., Class A	2.5%

AbbVie, Inc.	2.0%

Hewlett Packard Enterprise Co.	1.9%

Western Digital Corp.	1.9%

First Citizens BancShares, Inc., Class A	1.9%

Performance Food Group Co.	1.9%

Carrier Global Corp.	1.9%

Philip Morris International, Inc.	1.8%

 Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146455_B
A068-B

Annual Shareholder Report - December 31, 2024	3	EQ/JPMorgan Value Opportunities Portfolio (Class IB)

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$76	0.71%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 15.76% for the year ended December 31, 2024.

What helped performance during the year?

•  Strong stock selection in the Financials sector contributed to performance during the year.
•  Strong stock selection in the Real Estate sector, as well as an overweight position in the sector, also contributed to performance. Positioning within real estate investment trusts (REITs) was additive. SBA Communications Corp., a tower REIT, was a top contributor as a more accommodative interest rate environment boosted investor sentiment.
•  Within the Information Technology sector, Taiwan Semiconductor Manufacturing Co. Ltd. was a top contributor. Shares of the company rose in the wake of several strong earnings reports during the year, as well as the company’s announcement of new fabrication plants in the U.S. and Europe, providing geographical diversification amidst the surge in artificial intelligence (AI) related demand.

What hurt performance during the year?

•  Weak stock selection in the Materials and Health Care sectors detracted from performance during the year.
•  Within the Consumer Staples sector, Lamb Weston Holdings, Inc., a french fry manufacturer, detracted from performance as macro headwinds created an unfavorable supply and demand backdrop. Weaker spending trends from the lower-end consumer drove soft restaurant demand and increased pricing competition from peers.
•  Stock selection within the Materials sector was also under pressure, particularly with The Chemours Co. (CC), a chemical company. CC disappointed on its pace of delivering new refrigerants, coupled with weaker pricing for old refrigerants in its existing inventory.

Annual Shareholder Report - December 31, 2024	1	EQ/JPMorgan Value Opportunities Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/JPMorgan Value Opportunities Portfolio (Class K)	15.76%	12.20%	10.50%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,124,446,803

Number of Portfolio Holdings	117

Total Investment Advisory Fees Paid	$6,372,018

Portfolio Turnover Rate	154%

Annual Shareholder Report - December 31, 2024	2	EQ/JPMorgan Value Opportunities Portfolio (Class K)

What did the Portfolio invest in?
(as of
December
31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	25.2%

Industrials	15.9%

Health Care	13.3%

Information Technology	11.3%

Consumer Discretionary	7.0%

Consumer Staples	6.6%

Materials	5.3%

Real Estate	5.0%

Energy	4.3%

Communication Services	4.1%

Utilities	1.1%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-0.3%

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.1%

Wells Fargo & Co.	3.1%

Block, Inc., Class A	2.5%

AbbVie, Inc.	2.0%

Hewlett Packard Enterprise Co.	1.9%

Western Digital Corp.	1.9%

First Citizens BancShares, Inc., Class A	1.9%

Performance Food Group Co.	1.9%

Carrier Global Corp.	1.9%

Philip Morris International, Inc.	1.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146455_K
A068-K

Annual Shareholder Report - December 31, 2024	3	EQ/JPMorgan Value Opportunities Portfolio (Class K)

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$99	0.88%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 23.62% for the year ended December 31, 2024.
What helped performance during the year?

•	Applovin Corp., a provider of mobile advertising, marketing, and analytics platforms, which was not a component of the benchmark, was the leading contributor to relative performance.
•	An overweight in Broadcom, Inc. also contributed. Broadcom shares jumped on strong earnings, bolstered by sales of artificial intelligence (AI) processors and networking chips.
•	Stock selection in the Industrials and Consumer Discretionary sectors also contributed to returns.
•	FTAI Aviation Ltd. was a top contributor to performance.
What hurt performance during the year?

•	Sector allocation was a detractor overall for the Portfolio.
•	An overweight to the Health Care sector, along with stock selection in the sector, detracted. Among individual holdings, an overweight to DexCom, Inc. and holding Novo-Nordisk A/S both detracted.
•	An underweight to the Information Technology sector detracted, along with stock selection in the sector. Among individual holdings, Snowflake, Inc. was a detractor.

Annual Shareholder Report - December 31, 2024	1	EQ/Large Cap Core Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Core Managed Volatility Portfolio (Class IB)	23.62%	13.12%	11.71%
S&P 500 ® Index	25.02%	14.53%	13.10%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$2,024,421,694

Number of Portfolio Holdings	544

Total Investment Advisory Fees Paid	$9,850,456

Portfolio Turnover Rate	35%

Annual Shareholder Report - December 31, 2024	2	EQ/Large Cap Core Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	24.7%

Financials	10.7%

Communication Services	9.4%

Consumer Discretionary	8.8%

Health Care	8.7%

Industrials	6.4%

Consumer Staples	4.2%

Utilities	2.5%

Energy	2.2%

Materials	1.8%

Real Estate	1.2%

Exchange Traded Funds	9.2%

Short-Term Investments	5.7%

Cash and Other Assets Less Liabilities	4.5%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.0%

NVIDIA Corp.	4.9%

JPMorgan Prime Money Market Fund, IM Shares	4.5%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.4%

iShares Core S&P 500 ETF	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.6%

iShares Russell 1000 ETF	1.6%

 Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146456_B
A069-B

Annual Shareholder Report - December 31, 2024	3	EQ/Large Cap Core Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$71	0.63%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 23.96% for the year ended December 31, 2024.

What helped performance during the year?

•  Applovin Corp., a provider of mobile advertising, marketing, and analytics platforms, which was not a component of the benchmark, was the leading contributor to relative performance.
•  An overweight in Broadcom, Inc. also contributed. Broadcom shares jumped on strong earnings, bolstered by sales of artificial intelligence (AI) processors and networking chips.
•  Stock selection in the Industrials and Consumer Discretionary sectors also contributed to returns.
•  FTAI Aviation Ltd. was a top contributor to performance.

What hurt performance during the year?

•  Sector allocation was a detractor overall for the Portfolio.
•  An overweight to the Health Care sector, along with stock selection in the sector, detracted. Among individual holdings, an overweight to DexCom, Inc. and holding Novo-Nordisk A/S both detracted.
•  An underweight to the Information Technology sector detracted, along with stock selection in the sector. Among individual holdings, Snowflake, Inc. was a detractor.

Annual Shareholder Report - December 31, 2024	1	EQ/Large Cap Core Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Core Managed Volatility Portfolio (Class K)	23.96%	13.40%	12.00%
S&P 500 ® Index	25.02%	14.53%	13.10%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,024,421,694

Number of Portfolio Holdings	544

Total Investment Advisory Fees Paid	$9,850,456

Portfolio Turnover Rate	35%

Annual Shareholder Report - December 31, 2024	2	EQ/Large Cap Core Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	24.7%

Financials	10.7%

Communication Services	9.4%

Consumer Discretionary	8.8%

Health Care	8.7%

Industrials	6.4%

Consumer Staples	4.2%

Utilities	2.5%

Energy	2.2%

Materials	1.8%

Real Estate	1.2%

Exchange Traded Funds	9.2%

Short-Term Investments	5.7%

Cash and Other Assets Less Liabilities	4.5%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.0%

NVIDIA Corp.	4.9%

JPMorgan Prime Money Market Fund, IM Shares	4.5%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.4%

iShares Core S&P 500 ETF	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.6%
iShares Russell 1000 ETF	1.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146456_K
A069-K

Annual Shareholder Report - December 31, 2024	3	EQ/Large Cap Core Managed Volatility Portfolio (Class K)

EQ/LARGE CAP GROWTH INDEX PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$83	0.71%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 32.34% for the year ended December 31, 2024.
What helped performance during the year?

•	The sectors that contributed the most to performance were Information Technology, Communication Services, Consumer Discretionary, Financials and Health Care.
•	The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.
What hurt performance during the year?

•	The sectors that detracted the most from performance were Real Estate, Materials, Utilities, Energy and Consumer Staples.
•	The stocks that detracted the most from performance were Adobe, Inc., Merck & Co., Inc., Accenture plc, Super Micro Computer, Inc. and Advanced Micro Devices, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/Large Cap Growth Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Growth Index Portfolio (Class IB)	32.34%	18.10%	15.91%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$2,612,543,276

Number of Portfolio Holdings	398

Total Investment Advisory Fees Paid	$8,191,346

Portfolio Turnover Rate	11%

Annual Shareholder Report - December 31, 2024	2	EQ/Large Cap Growth Index Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	48.3%

Consumer Discretionary	15.8%

Communication Services	13.2%

Health Care	6.6%

Financials	6.5%

Industrials	4.2%

Consumer Staples	3.2%

Materials	0.6%

Real Estate	0.5%

Energy	0.4%

Utilities	0.2%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

Apple, Inc.	12.1%

NVIDIA Corp.	10.6%

Microsoft Corp.	10.6%

Amazon.com, Inc.	7.0%

Meta Platforms, Inc., Class A	4.3%

Tesla, Inc.	3.8%

Alphabet, Inc., Class A	3.8%

Broadcom, Inc.	3.6%

Alphabet, Inc., Class C	3.1%

Eli Lilly and Co.	2.1%

#	Less than 0.05%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146457_B
A070-B

Annual Shareholder Report - December 31, 2024	3	EQ/Large Cap Growth Index Portfolio (Class IB)

EQ/LARGE CAP GROWTH INDEX PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$54	0.47%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 32.69% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Communication Services, Consumer Discretionary, Financials and Health Care.
•  The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Real Estate, Materials, Utilities, Energy and Consumer Staples.
•  The stocks that detracted the most from performance were Adobe, Inc., Merck & Co., Inc., Accenture plc, Super Micro Computer, Inc. and Advanced Micro Devices, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/Large Cap Growth Index Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Growth Index Portfolio (Class K)	32.69%	18.39%	16.20%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,612,543,276

Number of Portfolio Holdings	398

Total Investment Advisory Fees Paid	$8,191,346

Portfolio Turnover Rate	11%

Annual Shareholder Report - December 31, 2024	2	EQ/Large Cap Growth Index Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	48.3%

Consumer Discretionary	15.8%

Communication Services	13.2%

Health Care	6.6%

Financials	6.5%

Industrials	4.2%

Consumer Staples	3.2%

Materials	0.6%

Real Estate	0.5%

Energy	0.4%

Utilities	0.2%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	0.5%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

Apple, Inc.	12.1%

NVIDIA Corp.	10.6%

Microsoft Corp.	10.6%

Amazon.com, Inc.	7.0%

Meta Platforms, Inc., Class A	4.3%

Tesla, Inc.	3.8%

Alphabet, Inc., Class A	3.8%

Broadcom, Inc.	3.6%

Alphabet, Inc., Class C	3.1%

Eli Lilly and Co.	2.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146457_K
A070-K

Annual Shareholder Report - December 31, 2024	3	EQ/Large Cap Growth Index Portfolio (Class K)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$98	0.85%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 30.11% for the year ended December 31, 2024.
What helped performance during the year?

•	An overweight to Netflix Inc. and Tesla, Inc., along with an underweight to Microsoft Corp., added to performance relative to the Russell 1000 Growth Index.
•	Stock selection in the Health Care sector also added to relative performance.
What hurt performance during the year?

•	Stock selection in the Consumer Staples and Consumer Discretionary sectors detracted from performance.
•	Underweighting NVIDIA Corp. and Broadcom, Inc., as well as a meaningful underweight in the Information Technology sector, detracted from performance.
•	An overweight to The Boeing Co. in the Industrials sector detracted from performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)	30.11%	15.56%	14.26%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$4,817,740,939

Number of Portfolio Holdings	443

Total Investment Advisory Fees Paid	$20,893,002

Portfolio Turnover Rate	16%

Annual Shareholder Report - December 31, 2024	2	EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	28.0%

Consumer Discretionary	13.3%

Communication Services	10.4%

Health Care	5.7%

Financials	5.6%

Industrials	3.1%

Consumer Staples	2.6%

Real Estate	0.3%

Materials	0.2%

Energy	0.2%

Utilities	0.1%

Exchange Traded Funds	20.3%

Short-Term Investments	4.7%

Cash and Other Assets Less Liabilities	5.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.0%

Vanguard Russell 1000 Growth ETF	6.0%

Microsoft Corp.	5.9%

Apple, Inc.	5.4%

iShares Morningstar Growth ETF	4.8%

JPMorgan Prime Money Market Fund, IM Shares	4.7%

Amazon.com, Inc.	4.7%

SPDR Portfolio S&P 500 Growth ETF	4.4%

Vanguard Growth ETF	3.8%

Meta Platforms, Inc., Class A	3.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146458_B
A071-B

Annual Shareholder Report - December 31, 2024	3	EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$69	0.60%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 30.44% for the year ended December 31, 2024.

What helped performance during the year?

•  An overweight to Netflix Inc. and Tesla, Inc., along with an underweight to Microsoft Corp., added to performance relative to the Russell 1000 Growth Index.
•  Stock selection in the Health Care sector also added to relative performance.

What hurt performance during the year?

•  Stock selection in the Consumer Staples and Consumer Discretionary sectors detracted from performance.
•  Underweighting NVIDIA Corp. and Broadcom, Inc., as well as a meaningful underweight in the Information Technology sector, detracted from performance.
•  An overweight to The Boeing Co. in the Industrials sector detracted from performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Large Cap Growth Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Growth Managed Volatility Portfolio (Class K)	30.44%	15.85%	14.54%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$4,817,740,939

Number of Portfolio Holdings	443

Total Investment Advisory Fees Paid	$20,893,002

Portfolio Turnover Rate	16%

Annual Shareholder Report - December 31, 2024	2	EQ/Large Cap Growth Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)
Information Technology	28.0%
Consumer Discretionary	13.3%
Communication Services	10.4%
Health Care	5.7%
Financials	5.6%
Industrials	3.1%
Consumer Staples	2.6%
Real Estate	0.3%
Materials	0.2%
Energy	0.2%
Utilities	0.1%
Exchange Traded Funds	20.3%
Short-Term Investments	4.7%
Cash and Other Assets Less Liabilities	5.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.0%

Vanguard Russell 1000 Growth ETF	6.0%

Microsoft Corp.	5.9%

Apple, Inc.	5.4%

iShares Morningstar Growth ETF	4.8%

JPMorgan Prime Money Market Fund, IM Shares	4.7%

Amazon.com, Inc.	4.7%

SPDR Portfolio S&P 500 Growth ETF	4.4%

Vanguard Growth ETF	3.8%

Meta Platforms, Inc., Class A	3.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146458_K
A071-K

Annual Shareholder Report - December 31, 2024	3	EQ/Large Cap Growth Managed Volatility Portfolio (Class K)

EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$78	0.74%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 13.48% for the year ended December 31, 2024.
What helped performance during the year?

•	The sectors that contributed the most to performance were Financials, Industrials, Consumer Staples, Utilities and Information Technology.
•	The stocks that contributed the most to performance were JPMorgan Chase & Co., Berkshire Hathaway, Inc., Walmart, Inc., Wells Fargo & Co. and Exxon Mobil Corp.
What hurt performance during the year?

•	The sectors that detracted the most from performance were Materials, Health Care, Real Estate, Consumer Discretionary and Energy.
•	The stocks that detracted the most from performance were Intel Corp., The Boeing Co., CVS Health Corp., Prologis, Inc. and Comcast Corp.

Annual Shareholder Report - December 31, 2024	1	EQ/Large Cap Value Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Value Index Portfolio (Class IB)	13.48%	7.94%	7.75%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$848,845,715

Number of Portfolio Holdings	874

Total Investment Advisory Fees Paid	$2,959,732

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	EQ/Large Cap Value Index Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	22.9%

Industrials	14.6%

Health Care	14.1%

Information Technology	9.2%

Consumer Staples	7.8%

Energy	6.7%

Consumer Discretionary	6.2%

Real Estate	4.6%

Utilities	4.6%

Communication Services	4.3%

Materials	4.1%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.3%

JPMorgan Chase & Co.	2.7%

Exxon Mobil Corp.	1.9%

UnitedHealth Group, Inc.	1.7%

Walmart, Inc.	1.6%

Johnson & Johnson	1.4%

Procter & Gamble Co. (The)	1.2%

Bank of America Corp.	1.2%

Chevron Corp.	1.0%

Cisco Systems, Inc.	1.0%

 Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146459_B
A072-B

Annual Shareholder Report - December 31, 2024	3	EQ/Large Cap Value Index Portfolio (Class IB)

EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$52	0.49%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.87% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Consumer Staples, Utilities and Information Technology.
•  The stocks that contributed the most to performance were JPMorgan Chase & Co., Berkshire Hathaway, Inc., Walmart, Inc., Wells Fargo & Co. and Exxon Mobil Corp.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Health Care, Real Estate, Consumer Discretionary and Energy.
•  The stocks that detracted the most from performance were Intel Corp., The Boeing Co., CVS Health Corp., Prologis, Inc. and Comcast Corp.

Annual Shareholder Report - December 31, 2024	1	EQ/Large Cap Value Index Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Value Index Portfolio (Class K)	13.87%	8.21%	7.89%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$848,845,715

Number of Portfolio Holdings	874

Total Investment Advisory Fees Paid	$2,959,732

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	EQ/Large Cap Value Index Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	22.9%

Industrials	14.6%

Health Care	14.1%

Information Technology	9.2%

Consumer Staples	7.8%

Energy	6.7%

Consumer Discretionary	6.2%

Real Estate	4.6%

Utilities	4.6%

Communication Services	4.3%

Materials	4.1%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.3%

JPMorgan Chase & Co.	2.7%

Exxon Mobil Corp.	1.9%

UnitedHealth Group, Inc.	1.7%

Walmart, Inc.	1.6%

Johnson & Johnson	1.4%

Procter & Gamble Co. (The)	1.2%

Bank of America Corp.	1.2%

Chevron Corp.	1.0%

Cisco Systems, Inc.	1.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146459_K
A072-K

Annual Shareholder Report - December 31, 2024	3	EQ/Large Cap Value Index Portfolio (Class K)

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$92	0.86%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 14.14% for the year ended December 31, 2024.
What helped performance during the year?

•	An overweight to NVIDIA Corp. was the largest contributor to relative performance.
•	Stock selection within the Consumer Discretionary and Materials sectors contributed to performance.
•	Underweighting Intel Corp. in the Information Technology (IT) sector and overweighting Progressive Corp. in the Financials sector also contributed to performance.
What hurt performance during the year?

•	Stock selection within the Industrials and Consumer Staples sectors detracted.
•	Overweighting Adobe, Inc. in the IT sector and Merck & Co., Inc. in the Health Care sector detracted from relative results.
•	An underweight allocation to the Financials sector also detracted.

Annual Shareholder Report - December 31, 2024	1	EQ/Large Cap Value Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Value Managed Volatility Portfolio (Class IB)	14.14%	8.70%	8.01%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$3,731,595,522

Number of Portfolio Holdings	928

Total Investment Advisory Fees Paid	$17,545,671

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	EQ/Large Cap Value Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	18.8%

Industrials	11.5%

Health Care	10.9%

Information Technology	10.5%

Consumer Staples	6.1%

Consumer Discretionary	5.5%

Energy	4.9%

Utilities	4.2%

Communication Services	3.7%

Materials	3.6%

Real Estate	3.0%

Exchange Traded Funds	9.0%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	5.3%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A073-B
146460_B

Annual Shareholder Report - December 31, 2024	3	EQ/Large Cap Value Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$65	0.61%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.45% for the year ended December 31, 2024.

What helped performance during the year?

•  An overweight to NVIDIA Corp. was the largest contributor to relative performance.
•  Stock selection within the Consumer Discretionary and Materials sectors contributed to performance.
•  Underweighting Intel Corp. in the Information Technology (IT) sector and overweighting Progressive Corp. in the Financials sector also contributed to performance.

What hurt performance during the year?

•  Stock selection within the Industrials and Consumer Staples sectors detracted.
•  Overweighting Adobe, Inc. in the IT sector and Merck & Co., Inc. in the Health Care sector detracted from relative results.
•  An underweight allocation to the Financials sector also detracted.

Annual Shareholder Report - December 31, 2024	1	EQ/Large Cap Value Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Value Managed Volatility Portfolio (Class K)	14.45%	8.97%	8.28%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,731,595,522

Number of Portfolio Holdings	928

Total Investment Advisory Fees Paid	$17,545,671

Portfolio Turnover Rate	13%

Annual Shareholder Report - December 31, 2024	2	EQ/Large Cap Value Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	18.8%

Industrials	11.5%

Health Care	10.9%

Information Technology	10.5%

Consumer Staples	6.1%

Consumer Discretionary	5.5%

Energy	4.9%

Utilities	4.2%

Communication Services	3.7%

Materials	3.6%

Real Estate	3.0%

Exchange Traded Funds	9.0%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	5.3%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A073-K
146460_K

Annual Shareholder Report - December 31, 2024	3	EQ/Large Cap Value Managed Volatility Portfolio (Class K)

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Lazard Emerging Markets Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$140	1.35%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.33% for the year ended December 31, 2024.

What helped performance during the year?

•  Security selection in the Consumer Staples, Financials and Energy sectors contributed to relative and absolute performance.
•  Top contributors included Indus Towers Ltd., China Construction Bank Corp., and Galp Energia SGPS SA.

What hurt performance during the year?

•  Security selection in the Communication Services, Industrials and Information Technology sectors detracted from relative returns.
•  Security selection in the Materials, Industrials, and Real Estate sectors detracted on an absolute basis.
•  Top detractors included Banco do Brasil SA and Telkom Indonesia Persero.

Annual Shareholder Report - December 31, 2024	1	EQ/Lazard Emerging Markets Equity Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the MSCI Emerging Markets (Net Dividends) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Lazard Emerging Markets Equity Portfolio (Class IB)	7.33%	3.00%	5.12%
MSCI Emerging Markets (Net Dividends) Index	7.50%	1.70%	4.13%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$419,227,574

Number of Portfolio Holdings	79

Total Investment Advisory Fees Paid	$3,725,697

Portfolio Turnover Rate	23%

Annual Shareholder Report - December 31, 2024	2	EQ/Lazard Emerging Markets Equity Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

China	29.0%

Taiwan	12.7%

Brazil	9.8%

South Korea	9.5%

South Africa	8.2%

Mexico	6.9%

India	4.7%

Indonesia	4.4%

Hungary	3.3%

Greece	2.8%

Other	7.8%

Cash and Other Assets Less Liabilities	0.9%

Sector Weightings (as a % of Net Assets)

Financials	27.7%

Information Technology	18.0%

Consumer Discretionary	10.5%

Communication Services	9.9%

Consumer Staples	8.3%

Materials	6.6%

Industrials	6.4%

Energy	6.0%

Health Care	3.9%

Utilities	1.8%

Cash and Other Assets Less Liabilities	0.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

158950_B
A074-B

Annual Shareholder Report - December 31, 2024	3	EQ/Lazard Emerging Markets Equity Portfolio (Class IB)

EQ/LONG-TERM BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Long-Term Bond (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$64	0.65%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares
returned -4.37%
for the year ended December 31, 2024.
What helped performance during the year?

•	Underweight duration exposure in the seven- to 10-year part of the yield curve added to performance.
•	Overweight allocation to investment-grade corporates and underweight allocation to U.S. Treasuries also helped.
•	Security selection within investment-grade corporates and local municipal bonds was positive for the period.
What hurt performance during the year?

•	Overweight duration exposure in the long end of the yield curve detracted from performance.
•	An overweight allocation to sovereign bonds also detracted from performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Long-Term Bond Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Long Government/Credit Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/Long-Term Bond Portfolio (Class IB)	-4.37%	-8.89%
Bloomberg U.S. Aggregate Bond Index**	1.25%	-2.42%
Bloomberg U.S. Long Government/Credit Bond Index	-4.15%	-8.27%

*	Date of inception: August 2, 2021
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$2,554,185,666

Number of Portfolio Holdings	607

Total Investment Advisory Fees Paid	$7,459,457

Portfolio Turnover Rate	55%

Annual Shareholder Report - December 31, 2024	2	EQ/Long-Term Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	46.7%

Corporate Bonds	46.5%

Foreign Government Securities	2.8%

Municipal Bonds	1.6%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	0.5%

 Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A075-B
162745_B

Annual Shareholder Report - December 31, 2024	3	EQ/Long-Term Bond Portfolio (Class IB)

EQ/LONG-TERM BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Long-Term Bond (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$39	0.40%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares
returned -4.26%
for the year ended December 31, 2024.
What helped performance during the year?

•	Underweight duration exposure in the seven- to 10-year part of the yield curve added to performance.
•	Overweight allocation to investment-grade corporates and underweight allocation to U.S. Treasuries also helped.
•	Security selection within investment-grade corporates and local municipal bonds was positive for the period.
What hurt performance during the year?

•	Overweight duration exposure in the long end of the yield curve detracted from performance.
•	An overweight allocation to sovereign bonds also detracted from performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Long-Term Bond Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Long Government/Credit Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/Long-Term Bond Portfolio (Class K)	-4.26%	-8.66%
Bloomberg U.S. Aggregate Bond Index**	1.25%	-2.42%
Bloomberg U.S. Long Government/Credit Bond Index	-4.15%	-8.27%

*	Date of inception: August 2, 2021
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$2,554,185,666

Number of Portfolio Holdings	607

Total Investment Advisory Fees Paid	$7,459,457

Portfolio Turnover Rate	55%

Annual Shareholder Report - December 31, 2024	2	EQ/Long-Term Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	46.7%

Corporate Bonds	46.5%

Foreign Government Securities	2.8%

Municipal Bonds	1.6%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	0.5%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A075-K
162745_K

Annual Shareholder Report - December 31, 2024	3	EQ/Long-Term Bond Portfolio (Class K)

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$123	1.05%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 33.74% for the year ended December 31, 2024.
What helped performance during the year?

•	The Portfolio’s positions in NVIDIA Corp., Meta Platforms, Inc., and Tesla contributed the most to performance.
•	Stock selection in the Information Technology, Communication Services, Consumer Discretionary, and Health Care sectors, along with the allocations in the Communication Services, Consumer Discretionary, Industrials, and Consumer Staples sectors, contributed positively to relative performance.
What hurt performance during the year?

•	The Portfolio’s positions in The Boeing Co., Mobileye Global, Inc. and Monster Beverage Corp. detracted the most from performance.
•	Stock selection in the Industrials, Financials, and Consumer Staples sectors, along with the allocations in the Health Care, Financials, and Information Technology sectors, detracted from relative performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Loomis Sayles Growth Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 3000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Loomis Sayles Growth Portfolio (Class IB)	33.74%	16.06%	15.71%
Russell 1000 ® Index *	24.51%	14.28%	12.87%
Russell 3000 ® Growth Index	32.46%	18.25%	16.22%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio
Statistics
(as of December 31, 2024)

Net Assets	$870,138,082

Number of Portfolio Holdings	44

Total Investment Advisory Fees Paid	$5,646,546

Portfolio Turnover Rate	8%

Annual Shareholder Report - December 31, 2024	2	EQ/Loomis Sayles Growth Portfolio (Class IB)

What did the
Portfolio
invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	27.1%

Communication Services	21.5%

Consumer Discretionary	19.1%

Health Care	13.2%

Financials	9.6%

Industrials	5.4%

Consumer Staples	3.5%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Meta Platforms, Inc., Class A	7.5%

Tesla, Inc.	7.3%

NVIDIA Corp.	7.3%

Amazon.com, Inc.	6.5%

Netflix, Inc.	6.3%

Alphabet, Inc., Class A	4.8%

Oracle Corp.	4.7%

Boeing Co. (The)	3.9%

Visa, Inc., Class A	3.9%

Autodesk, Inc.	2.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/
AllPortfolios
.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146466_B
A076-B

Annual Shareholder Report - December 31, 2024	3	EQ/Loomis Sayles Growth Portfolio (Class IB)

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$94	0.80%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 34.08% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s positions in NVIDIA Corp., Meta Platforms, Inc., and Tesla contributed the most to performance.
•  Stock selection in the Information Technology, Communication Services, Consumer Discretionary, and Health Care sectors, along with the allocations in the Communication Services, Consumer Discretionary, Industrials, and Consumer Staples sectors, contributed positively to relative performance.

What hurt performance during the year?

•  The Portfolio’s positions in The Boeing Co., Mobileye Global, Inc. and Monster Beverage Corp. detracted the most from performance.
•  Stock selection in the Industrials, Financials, and Consumer Staples sectors, along with the allocations in the Health Care, Financials, and Information Technology sectors, detracted from relative performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Loomis Sayles Growth Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Russell 1000
®
Index and Russell 3000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Loomis Sayles Growth Portfolio (Class K)	34.08%	16.34%	16.11%
Russell 1000 ® Index**	24.51%	14.28%	12.99%
Russell 3000 ® Growth Index	32.46%	18.25%	16.27%

*	Date of inception: February 9, 2015
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$870,138,082

Number of Portfolio Holdings	44

Total Investment Advisory Fees Paid	$5,646,546

Portfolio Turnover Rate	8%

Annual Shareholder Report - December 31, 2024	2	EQ/Loomis Sayles Growth Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	27.1%

Communication Services	21.5%

Consumer Discretionary	19.1%

Health Care	13.2%

Financials	9.6%

Industrials	5.4%

Consumer Staples	3.5%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Meta Platforms, Inc., Class A	7.5%

Tesla, Inc.	7.3%

NVIDIA Corp.	7.3%

Amazon.com, Inc.	6.5%

Netflix, Inc.	6.3%

Alphabet, Inc., Class A	4.8%

Oracle Corp.	4.7%

Boeing Co. (The)	3.9%

Visa, Inc., Class A	3.9%

Autodesk, Inc.	2.9%

Additional Information
For additional information
about
the Portfolio, including its prospectus,
financial
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146466_K
A076-K

Annual Shareholder Report - December 31, 2024	3	EQ/Loomis Sayles Growth Portfolio (Class K)

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$115	1.10%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 8.76% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection and an overweight position in Industrials contributed to relative performance.
•	Stock selection in Information Technology and Materials also contributed to relative returns.
•	Stock selection and an underweight position in Health Care and Utilities contributed to relative performance.
What hurt performance during the year?

•	Stock selection and an overweight position in Consumer Staples detracted from results.
•	Stock selection and an underweight position in Communication Services detracted from relative returns.
•	Stock selection in Financials also detracted from performance.

Annual Shareholder Report - December 31, 2024	1	EQ/MFS International Growth Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI ACWI ex USA (Net) Index and MSCI ACWI ex USA Growth (Net) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/MFS International Growth Portfolio (Class IB)	8.76%	5.92%	7.57%
MSCI ACWI ex USA (Net) Index *	5.54%	4.10%	4.80%
MSCI ACWI ex USA Growth (Net) Index	5.07%	3.43%	5.35%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,289,720,229

Number of Portfolio Holdings	84

Total Investment Advisory Fees Paid	$9,297,519

Portfolio Turnover Rate	16%

Annual Shareholder Report - December 31, 2024	2	EQ/MFS International Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	16.2%

France	11.3%

Germany	10.6%

Japan	10.2%

United Kingdom	8.0%

Taiwan	7.0%

Canada	7.0%

China	4.2%

Netherlands	3.8%

India	3.2%

Other	17.5%

Cash and Other Assets Less Liabilities	1.0%

Sector Weightings (as a % of Net Assets)

Information Technology	19.8%

Industrials	17.7%

Consumer Discretionary	13.2%

Health Care	11.2%

Consumer Staples	11.1%

Materials	11.0%

Financials	10.3%

Communication Services	2.9%

Energy	1.3%

Utilities	0.5%

Cash and Other Assets Less Liabilities	1.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146454_B
A077-B

Annual Shareholder Report - December 31, 2024	3	EQ/MFS International Growth Portfolio (Class IB)

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$89	0.85%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.04% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection and an overweight position in Industrials contributed to relative performance.
•  Stock selection in Information Technology and Materials also contributed to relative returns.
•  Stock selection and an underweight position in Health Care and Utilities contributed to relative performance.

What hurt performance during the year?

•  Stock selection and an overweight position in Consumer Staples detracted from results.
•  Stock selection and an underweight position in Communication Services detracted from relative returns.
•  Stock selection in Financials also detracted from performance.

Annual Shareholder Report - December 31, 2024	1	EQ/MFS International Growth Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the MSCI ACWI ex USA (Net) Index and MSCI ACWI ex USA Growth (Net) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/MFS International Growth Portfolio (Class K)	9.04%	6.14%	7.83%
MSCI ACWI ex USA (Net) Index*	5.54%	4.10%	4.80%
MSCI ACWI ex USA Growth (Net) Index	5.07%	3.43%	5.35%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,289,720,229

Number of Portfolio Holdings	84

Total Investment Advisory Fees Paid	$9,297,519

Portfolio Turnover Rate	16%

Annual Shareholder Report - December 31, 2024	2	EQ/MFS International Growth Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	16.2%

France	11.3%

Germany	10.6%

Japan	10.2%

United Kingdom	8.0%

Taiwan	7.0%

Canada	7.0%

China	4.2%

Netherlands	3.8%

India	3.2%

Other	17.5%

Cash and Other Assets Less Liabilities	1.0%

Sector Weightings ( as a % of Net Assets)

Information Technology	19.8%

Industrials	17.7%

Consumer Discretionary	13.2%

Health Care	11.2%

Consumer Staples	11.1%

Materials	11.0%

Financials	10.3%

Communication Services	2.9%

Energy	1.3%

Utilities	0.5%

Cash and Other Assets Less Liabilities	1.0%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146454_K
A077-K

Annual Shareholder Report - December 31, 2024	3	EQ/MFS International Growth Portfolio (Class K)

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/MFS International Intrinsic Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.15%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 6.99% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection in Materials contributed to relative performance.
•	Stock selection and an overweight position in Industrials contributed to relative returns.
•	Stock selection and an underweight position in Consumer Discretionary also contributed to performance.
•	Not owning Utilities added value.
What hurt performance during the year?

•	Stock selection and an overweight position in Consumer Staples detracted from relative performance.
•	Stock selection in Health Care detracted from relative results.

Annual Shareholder Report - December 31, 2024	1	EQ/MFS International Intrinsic Value Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the MSCI EAFE
®
Index and MSCI EAFE
®
Value (Net) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/MFS International Intrinsic Value Portfolio (Class IB)	6.99%	4.83%	7.05%
MSCI EAFE ® Index	3.82%	4.73%	5.99%
MSCI EAFE ® Value (Net) Index	5.68%	5.09%	5.33%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$1,152,172,532

Number of Portfolio Holdings	89

Total Investment Advisory Fees Paid	$9,134,793

Portfolio Turnover Rate	15%

Annual Shareholder Report - December 31, 2024	2	EQ/MFS International Intrinsic Value Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	17.7%

Japan	13.5%

France	11.9%

United Kingdom	11.6%

Germany	8.0%

Switzerland	5.6%

Spain	4.3%

Canada	4.0%

Netherlands	3.7%

Taiwan	3.6%

Other	14.3%

Cash and Other Assets L es s Liabilities	1.8%

Sector Weightings (as a % of Net Assets)

Financials	24.0%

Industrials	20.1%

Information Technology	15.9%

Materials	11.1%

Consumer Staples	10.3%
Health Care	8.1%
Energy	6.0%
Consumer Discretionary	2.7%
Cash and Other Assets Less Liabilities	1.8%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

158951_B
A078-B

Annual Shareholder Report - December 31, 2024	3	EQ/MFS International Intrinsic Value Portfolio (Class IB)

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/MFS Mid Cap Focused Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$118	1.10%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 14.48% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection in the Communication Services, Materials and Industrials sectors contributed to performance.
•	An underweight to Communication Services and an overweight to Consumer Staples also benefited performance.
•	Spotify Technology SA was the top contributor, as it continued to see growth in revenue and monthly active users throughout 2024.
What hurt performance during the year?

•	Stock selection in the Information Technology, Consumer Discretionary, Financials and Real Estate sectors detracted from performance.
•	Underweights to the Information Technology and Utilities sectors also detracted from performance.
•	Not owning Palantir Technologies, Inc. and AppLovin Corp. weighed heavily on relative performance, as these companies were top performers in the benchmark.

Annual Shareholder Report - December 31, 2024	1	EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Russell 1000
®
Index and Russell Midcap
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)	14.48%	9.52%	11.45%
Russell 1000 ® Index**	24.51%	14.28%	14.62%
Russell Midcap ® Growth Index	22.10%	11.47%	13.21%

*	Date of inception: October 22, 2018
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$511,176,754

Number of Portfolio Holdings	50

Total Investment Advisory Fees Paid	$3,559,842

Portfolio Turnover Rate	41%

Annual Shareholder Report - December 31, 2024	2	EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	23.8%

Information Technology	17.7%

Health Care	14.6%

Consumer Discretionary	13.2%

Financials	11.5%

Communication Services	9.5%

Materials	2.4%

Energy	2.0%

Consumer Staples	1.8%

Real Estate	1.5%

Utilities	1.4%

Cash and O th er Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

Spotify Technology SA	4.5%

Howmet Aerospace, Inc.	4.4%

Verisk Analytics, Inc.	3.6%

Take-Two Interactive Software, Inc.	3.0%

Arthur J Gallagher & Co.	2.9%

MSCI, Inc.	2.9%

Guidewire Software, Inc.	2.9%

Bright Horizons Family Solutions, Inc.	2.7%

Westinghouse Air Brake Technologies Corp.	2.7%

Natera, Inc.	2.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

158948_B
A079-B

Annual Shareholder Report - December 31, 2024	3	EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)

EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/MFS Technology Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$131	1.11%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 36.09% for the year ended December 31, 2024.
What helped performance during the year?

•	An underweight to technology hardware, storage and peripherals contributed to relative performance.
•	Stock selection in software contributed to relative results.
•	An allocation to industrial conglomerates contributed to performance.
What hurt performance during the year?

•	Stock selection in interactive media & services detracted from relative performance.
•	An allocation to capital markets detracted from relative results.

Annual Shareholder Report - December 31, 2024	1	EQ/MFS Technology Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below
®
shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index and S&P North American Technology Sector Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/MFS Technology Portfolio (Class IB)	36.09%	17.42%	17.52%
S&P 500 ® Index	25.02%	14.53%	14.84%
S&P North American Technology Sector Index	36.08%	21.06%	21.45%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$1,069,021,740

Number of Portfolio Holdings	58

Total Investment Advisory Fees Paid	$6,918,198

Portfolio Turnover Rate	51%

Annual Shareholder Report - December 31, 2024	2	EQ/MFS Technology Portfolio (Class IB)

What did the Portfolio inv
e
st in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	71.7%

Communication Services	19.0%

Industrials	3.0%

Financials	2.9%

Consumer Discretionary	1.1%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

Meta Platforms, Inc., Class A	10.2%

Alphabet, Inc., Class A	8.1%

NVIDIA Corp.	7.6%

Microsoft Corp.	7.4%

Apple, Inc.	6.3%

Broadcom, Inc.	4.2%

Salesforce, Inc.	3.6%

Oracle Corp.	3.0%

ServiceNow, Inc.	2.9%

Accenture plc, Class A	2.4%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

158952_B
A080-B

Annual Shareholder Report - December 31, 2024	3	EQ/MFS Technology Portfolio (Class IB)

EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$111	1.05%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 11.24% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection within electric utilities
•	Stock selection within multi-utilities
•	Stock selection within gas utilities
What hurt performance during the year?

•	Stock selection within independent power and renewable electricity producers
•	An allocation to specialized real estate investment trusts (REITs)
•	An allocation to diversified telecommunication services

Annual Shareholder Report - December 31, 2024	1	EQ/MFS Utilities Series Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index and MSCI ACWI Utilities (Net) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/MFS Utilities Series Portfolio (Class IB)	11.24%	5.57%	7.67%
S&P 500 ® Index	25.02%	14.53%	14.84%
MSCI ACWI Utilities (Net) Index	11.81%	4.11%	6.50%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$210,128,196

Number of Portfolio Holdings	47

Total Investment Advisory Fees Paid	$1,305,017

Portfolio Turnover Rate	11%

Annual Shareholder Report - December 31, 2024	2	EQ/MFS Utilities Series Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector & Industry Weightings (as a % of Net Assets)

Utilities		91.7%

Electric Utilities	55.7%

Multi-Utilities	24.1%

Independent Power and Renewable Electricity Producers	8.8%

Gas Utilities	2.1%

Water Utilities	1.0%

Communication Services		3.3%

Diversified Telecommunication Services	2.5%

Wireless Telecommunication Services	0.8%

Real Estate	2.5%	2.5%

Specialized REITs	2.5%

Cash and Other Assets Less Liabi li ties		2.5%

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	10.9%

PG&E Corp.	7.6%

Constellation Energy Corp.	6.0%

Sempra	4.9%

Xcel Energy, Inc.	4.9%

DTE Energy Co.	4.9%

Ameren Corp.	4.5%

Dominion Energy, Inc.	4.2%

Edison International	4.2%

PPL Corp.	3.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

158953_B
A081-B

Annual Shareholder Report - December 31, 2024	3	EQ/MFS Utilities Series Portfolio (Class IB)

EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$85	0.80%

How did the Portfolio p
er
f
or
m last year and what affected its performance?
The Portfolio's Class K shares returned 11.53% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection within electric utilities
•	Stock selection within multi-utilities
•	Stock selection within gas utilities
What hurt performance during the year?

•	Stock selection within independent power and renewable electricity producers
•	An allocation to specialized real estate investment trusts (REITs)
•	An allocation to diversified telecommunication services

Annual Shareholder Report - December 31, 2024	1	EQ/MFS Utilities Series Portfolio (Class K)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the S&P 500
®
Index and MSCI ACWI Utilities (Net) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/MFS Utilities Series Portfolio (Class K)	11.53%	5.84%	7.94%
S&P 500 ® Index	25.02%	14.53%	14.84%
MSCI ACWI Utilities (Net) Index	11.81%	4.11%	6.50%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$210,128,196

Number of Portfolio Holdings	47

Total Investment Advisory Fees Paid	$1,305,017

Portfolio Turnover Rate	11%

Annual Shareholder Report - December 31, 2024	2	EQ/MFS Utilities Series Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector & Industry Wei ghti ngs (as a % of Net Assets)

Utilities		91.7%

Electric Utilities	55.7%

Multi-Utilities	24.1%

Independent Power and Renewable Electricity Producers	8.8%

Gas Utilities	2.1%

Water Utilities	1.0%

Communication Services		3.3%

Diversified Telecommunication Services	2.5%

Wireless Telecommunication Services	0.8%

Real Estate		2.5%

Specialized REITs	2.5%

Cash and Other Assets Less Liabilities		2.5%

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	10.9%

PG&E Corp.	7.6%

Constellation Energy Corp.	6.0%

Sempra	4.9%

Xcel Energy, Inc.	4.9%

DTE Energy Co.	4.9%

Ameren Corp.	4.5%

Dominion Energy, Inc.	4.2%

Edison International	4.2%

PPL Corp.	3.9%

 Additional Informa
ti
on

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

158953_K
A081-K

Annual Shareholder Report - December 31, 2024	3	EQ/MFS Utilities Series Portfolio (Class K)

EQ/MID CAP INDEX PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$69	0.65%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 13.21% for the year ended December 31, 2024.
What helped performance during the year?

•	The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Consumer Discretionary and Utilities.

•	The stocks that contributed the most to performance were Super Micro Computer, Inc., Vistra Corp.,Texas Pacific Land Corp., EMCOR Group, Inc. and Williams-Sonoma, Inc.
What hurt performance during the year?

•	The sectors that detracted the most from performance were Materials, Communication Services, Real Estate, Health Care and Energy.
•	The stocks that detracted the most from performance were Five Below, Inc., Flagstar Financial, Inc., Cleveland-Cliffs, Inc., Wolfspeed, Inc. and Celsius Holdings, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/Mid Cap Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and S&P MidCap 400
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Mid Cap Index Portfolio (Class IB)	13.21%	9.62%	8.96%
Russell 1000 ® Index *	24.51%	14.28%	12.87%
S&P MidCap 400 ® Index	13.93%	10.34%	9.68%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$2,520,924,027

Number of Portfolio Holdings	404

Total Investment Advisory Fees Paid	$7,015,902

Portfolio Turnover Rate	17%

Annual Shareholder Report - December 31, 2024	2	EQ/Mid Cap Index Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	21.2%

Financials	17.9%

Consumer Discretionary	14.1%

Information Technology	10.5%

Health Care	9.3%

Real Estate	6.8%

Materials	6.3%

Energy	4.6%

Consumer Staples	4.4%

Utilities	2.6%

Communication Services	1.4%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.7%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A082-B
146463_B

Annual Shareholder Report - December 31, 2024	3	EQ/Mid Cap Index Portfolio (Class IB)

EQ/MID CAP INDEX PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$42	0.40%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.44% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Consumer Discretionary and Utilities.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., Vistra Corp.,Texas Pacific Land Corp., EMCOR Group, Inc. and Williams-Sonoma, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Communication Services, Real Estate, Health Care and Energy.
•  The stocks that detracted the most from performance were Five Below, Inc., Flagstar Financial, Inc., Cleveland- Cliffs, Inc., Wolfspeed, Inc. and Celsius Holdings, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/Mid Cap Index Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and S&P MidCap 400
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Mid Cap Index Portfolio (Class K)	13.44%	9.88%	9.23%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
S&P MidCap 400 ® Index	13.93%	10.34%	9.68%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,520,924,027

Number of Portfolio Holdings	404

Total Investment Advisory Fees Paid	$7,015,902

Portfolio Turnover Rate	17%

Annual Shareholder Report - December 31, 2024	2	EQ/Mid Cap Index Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)
Industrials	21.2%
Financials	17.9%
Consumer Discretionary	14.1%
Information Technology	10.5%
Health Care	9.3%
Real Estate	6.8%
Materials	6.3%
Energy	4.6%
Consumer Staples	4.4%
Utilities	2.6%
Communication Services	1.4%
Short-Term Investments	0.2%
Cash and Other Assets Less Liabilities	0.7%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A082-K
146463_K

Annual Shareholder Report - December 31, 2024	3	EQ/Mid Cap Index Portfolio (Class K)

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust This annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$100	0.94%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 11.66% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection in the Information Technology, Consumer Staples and Real Estate sectors contributed to relative performance.

•	An underweight to the Materials sector and an overweight to the Financials sector also contributed to relative performance.

•	Mr Cooper Group, Inc., a mortgage servicing company, was a top contributor to performance.
What hurt performance during the year?

•	Stock selection in the Industrials, Consumer Discretionary and Financials sectors detracted from relative performance.

•	Overweights to Integra LifeSciences, a global medical device manufacturing company, and Red Rock Resorts, Inc. detracted from performance.

•	An underweight to the Utilities sector also detracted from performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell Midcap
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)	11.66%	7.62%	7.29%
Russell 1000 ® Index *	24.51%	14.28%	12.87%
Russell Midcap ® Value Index	13.07%	8.59%	8.10%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,621,086,409

Number of Portfolio Holdings	784

Total Investment Advisory Fees Paid	$8,835,972

Portfolio Turnover Rate	42%

Annual Shareholder Report - December 31, 2024	2	EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	15.0%

Financials	15.0%

Real Estate	7.9%

Consumer Discretionary	7.9%

Information Technology	7.0%

Health Care	6.7%

Materials	4.6%

Utilities	4.4%

Energy	4.4%

Consumer Staples	4.1%

Communication Services	2.1%

Exchange Traded Funds	10.5%

Short-Term Investments	5.3%

Cash and Other Assets Less Liabilities	5.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A083-B
146464_B

Annual Shareholder Report - December 31, 2024	3	EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$74	0.69%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.98% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Information Technology, Consumer Staples and Real Estate sectors contributed to relative performance.
•  An underweight to the Materials sector and an
overweight
to the Financials sector also contributed to relative performance.
•  Mr Cooper Group, Inc., a mortgage servicing company, was a top contributor to performance.

What hurt performance during the year?

•  Stock selection in the Industrials, Consumer Discretionary and Financials sectors detracted from relative performance.
•  Overweights to Integra LifeSciences, a global medical device manufacturing company, and Red Rock Resorts, Inc. detracted from performance.
•  An underweight to the Utilities sector also detracted from performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Mid Cap Value Managed Volatility Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell Midcap
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Mid Cap Value Managed Volatility Portfolio (Class K)	11.98%	7.90%	7.56%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell Midcap ® Value Index	13.07%	8.59%	8.10%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,621,086,409

Number of Portfolio Holdings	784

Total Investment Advisory Fees Paid	$8,835,972

Portfolio Turnover Rate	42%

Annual Shareholder Report - December 31, 2024	2	EQ/Mid Cap Value Managed Volatility Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)
Industrials	15.0%
Financials	15.0%
Real Estate	7.9%
Consumer Discretionary	7.9%
Information Technology	7.0%
Health Care	6.7%
Materials	4.6%
Utilities	4.4%
Energy	4.4%
Consumer Staples	4.1%
Communication Services	2.1%
Exchange Traded Funds	10.5%
Short-Term Investments	5.3%
Cash and Other Assets Less Liabilities	5.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A083-K
146464_K

Annual Shareholder Report - December 31, 2024	3	EQ/Mid Cap Value Managed Volatility Portfolio (Class K)

EQ/MONEY MARKET PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$70	0.68%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 4.65% for the year ended December 31, 2024.

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the ICE BofA U.S.
3-Month
Treasury Bill Index over the same period.

Annual Shareholder Report - December 31, 2024	1	EQ/Money Market Portfolio (Class IA)

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Money Market Portfolio (Class IA)	4.65%	2.10%	1.36%
ICE BofA U.S. 3-Month Treasury Bill Index	5.28%	2.48%	1.77%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$2,510,006,767

Number of Portfolio Holdings	79

Total Investment Advisory Fees Paid	$7,537,565

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	29.2%

U.S. Treasury Obligations	31.9%

Short-Term Investments	39.7%

Cash and Other Assets Less Liabilities	-0.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A087-A
146465_A

Annual Shareholder Report - December 31, 2024	2	EQ/Money Market Portfolio (Class IA)

EQ/MONEY MARKET PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$70	0.68%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 4.65% for the year ended December 31, 2024.

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the ICE BofA U.S. 3-Month Treasury Bill Index over the same period.

Annual Shareholder Report - December 31, 2024	1	EQ/Money Market Portfolio (Class IB)

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Money Market Portfolio (Class IB)	4.65%	2.10%	1.36%
ICE BofA U.S. 3-Month Treasury Bill Index	5.28%	2.48%	1.77%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$2,510,006,767

Number of Portfolio Holdings	79

Total Investment Advisory Fees Paid	$7,537,565

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	29.2%

U.S. Treasury Obligations	31.9%

Short-Term Investments	39.7%

Cash and Other Assets Less Liabilities	-0.8%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A087-B
146465_B

Annual Shareholder Report - December 31, 2024	2	EQ/Money Market Portfolio (Class IB)

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$127	1.15%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 20.79% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Information Technology sector was the greatest contributor to relative performance versus the Russell 2000 Growth Index, led by a position in MicroStrategy, Inc., whose shares advanced primarily due to the increase in value of its underlying Bitcoin holdings following the exchange-traded fund approvals in January 2024.
•  Stock selection in the Consumer Discretionary sector contributed, led by a position in Carvana Co., whose shares advanced due to strong business execution characterized by improved profitability and operating efficiency, as well as market share gain and a better-than-expected outlook.
•  A lack of exposure to the Energy sector also was beneficial to relative performance.

What hurt performance during the year?

•  Stock selection in the Health Care, Communication Services, and Consumer Staples sectors detracted from performance.
•  In Health Care, agilon health, inc. was a significant detractor. The company’s shares were under pressure due to a prolonged increase in cost trends, driven by higher patient service and procedure utilization across the industry, which led the co
mpany to lower its financial outlook for a few quarters.
•  In Communication Services, ZoomInfo Technologies, Inc. detracted after its shares underperformed due to weaker-than-expected revenue growth, which was driven by softer demand and a write-off
of bad debt from some of its small business customers.

Annual Shareholder Report - December 31, 2024	1	EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)	20.79%	12.75%	11.47%
Russell 3000 ® Index *	23.81%	13.86%	12.55%
Russell 2000 ® Growth Index	15.15%	6.86%	8.09%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$434,706,169

Number of Portfolio Holdings	1,146

Total Investment Advisory Fees Paid	$2,728,952

Portfolio Turnover Rate	75%

Annual Shareholder Report - December 31, 2024	2	EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	23.9%

Health Care	20.8%

Consumer Discretionary	17.2%

Industrials	12.7%

Financials	7.7%

Consumer Staples	5.4%

Communication Services	3.8%

Materials	1.9%

Energy	1.6%

Real Estate	1.3%

Utilities	0.2%

Short-Term Investments	7.8%

Cash and Other Assets Less Liabilities	-4.3%

Top Holdings (as a % of Net Assets)

Global-e Online Ltd.	4.5%

Peloton Interactive, Inc., Class A	4.5%

Cloudflare, Inc., Class A	3.3%

Affirm Holdings, Inc., Class A	3.1%

JPMorgan Prime Money Market Fund, IM Shares	2.9%

IonQ, Inc.	2.8%

Roivant Sciences Ltd.	2.7%

ZoomInfo Technologies, Inc., Class A	2.6%

BILL Holdings, Inc.	2.6%

Oddity Tech Ltd., Class A	2.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

153134_B
A088-B

Annual Shareholder Report - December 31, 2024	3	EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$99	0.90%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 21.02% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Information Technology sector was the greatest contributor to relative performance versus the Russell 2000 Growth Index, led by a position in MicroStrategy, Inc., whose shares advanced primarily due to the increase in value of its underlying Bitcoin holdings following the exchange-traded fund approvals in January 2024.
•  Stock selection in the Consumer Discretionary sector contributed, led by a position in Carvana Co., whose shares advanced due to strong business execution characterized by improved profitability and operating efficiency, as well as market share
gain and a better-than-expected outlook.
•  A lack of exposure to the Energy sector also was beneficial to relative performance.

What hurt performance during the year?

•  Stock selection in the Health Care, Communication Services, and Consumer Staples sectors detracted from performance.
•  In Health Care, agilon health, inc. was a significant detractor. The company’s shares were under pressure due to a prolonged increase in cost trends, driven by higher patient service and procedure utilization across the industry, which led the company to lower its financial outlook for a few quarters.
•  In Communication Services, ZoomInfo Technologies, Inc. detracted after its shares underperformed due to weaker-than-expected revenue growth, which was driven by softer demand and a write-off of bad debt from some of its small business customers.

Annual Shareholder Report - December 31, 2024	1	EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)	21.02%	13.02%	11.72%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Growth Index	15.15%	6.86%	8.09%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$434,706,169

Number of Portfolio Holdings	1,146

Total Investment Advisory Fees Paid	$2,728,952

Portfolio Turnover Rate	75%

Annual Shareholder Report - December 31, 2024	2	EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	23.9%

Health Care	20.8%

Consumer Discretionary	17.2%

Industrials	12.7%

Financials	7.7%

Consumer Staples	5.4%

Communication Services	3.8%

Materials	1.9%

Energy	1.6%

Real Estate	1.3%

Utilities	0.2%

Short-Term Investments	7.8%

Cash and Other Assets Less Liabilities	-4.3%

Top Holdings (as a % of Net Assets)

Global-e Online Ltd.	4.5%

Peloton Interactive, Inc., Class A	4.5%

Cloudflare, Inc., Class A	3.3%

Affirm Holdings, Inc., Class A	3.1%

JPMorgan Prime Money Market Fund, IM Shares	2.9%

IonQ, Inc.	2.8%

Roivant Sciences Ltd.	2.7%

ZoomInfo Technologies, Inc., Class A	2.6%

BILL Holdings, Inc.	2.6%

Oddity Tech Ltd., Class A	2.5%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

153134_K
A088-K

Annual Shareholder Report - December 31, 2024	3	EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$256	2.57%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares
returned -0.29%
for the year ended December 31, 2024.

What helped performance during the year?

•  Select duration positioning in the Eurozone
•  Exposure to securitized assets
•  Breakeven inflation strategies in the U.S. and Europe
•  Interest rate strategies were partially implemented through the use of futures and options, which were contributors to performance. The use of currency forwards also contributed to performance.

What hurt performance during the year?

•  Exposure to U.K. and Australian duration
•  Modestly underweight exposure to Swedish breakeven inflation
•  Exposure to government-related securities, particularly agencies and supranational

Annual Shareholder Report - December 31, 2024	1	EQ//PIMCO Global Real Return Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg Global Aggregate Index and Bloomberg World Government Inflation-Linked Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/PIMCO Global Real Return Portfolio (Class IB)	-0.29%	-0.01%	1.68%
Bloomberg Global Aggregate Index *	-1.69%	-1.96%	0.15%
Bloomberg World Government Inflation-Linked Bond Index	-0.28%	0.04%	2.04%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$104,781,774

Number of Portfolio Holdings	255

Total Investment Advisory Fees Paid	$346,221

Portfolio Turnover Rate	140%

Annual Shareholder Report - December 31, 2024	2	EQ//PIMCO Global Real Return Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	61.6%

Foreign Government Securities	56.5%

Mortgage-Backed Securities	14.1%

Corporate Bonds	6.2%

Supranational	2.8%

Collateralized Mortgage Obligations	1.9%

Asset-Backed Securities	1.2%

Commercial Mortgage-Backed Securities	0.1%

Cash and Other Assets Less Liabilities *	-44.4%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan
the adjacent QR code.

A089-B
148391_B

Annual Shareholder Report - December 31, 2024	3	EQ//PIMCO Global Real Return Portfolio (Class IB)

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$232	2.32%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares
returned -0.04%
for the year ended December 31, 2024.
What helped performance during the year?

•	Select duration positioning in the Eurozone
•	Exposure to securitized assets
•	Breakeven inflation strategies in the U.S. and Europe
•	Interest rate strategies were partially implemented through the use of futures and options, which were contributors to performance. The use of currency forwards also contributed to performance.
What hurt performance during the year?

•	Exposure to U.K. and Australian duration
•	Modestly underweight exposure to Swedish breakeven inflation
•	Exposure to government-related securities, particularly agencies and supranational

Annual Shareholder Report - December 31, 2024	1	EQ/PIMCO Global Real Return Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg Global Aggregate Index and Bloomberg World Government Inflation-Linked Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/PIMCO Global Real Return Portfolio (Class K)	-0.04%	0.23%	1.93%
Bloomberg Global Aggregate Index*	-1.69%	-1.96%	0.15%
Bloomberg World Government Inflation-Linked Bond Index	-0.28%	0.04%	2.04%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$104,781,774

Number of Portfolio Holdings	255

Total Investment Advisory Fees Paid	$346,221

Portfolio Turnover Rate	140%

Annual Shareholder Report - December 31, 2024	2	EQ/PIMCO Global Real Return Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	61.6%

Foreign Government Securities	56.5%

Mortgage-Backed Securities	14.1%

Corporate Bonds	6.2%

Supranational	2.8%

Collateralized Mortgage Obligations	1.9%

Asset-Backed Securities	1.2%

Commercial Mortgage-Backed Securities	0.1%

Cash and Other Assets Less Liabilities*	-44.4%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A089-K
148391_K

Annual Shareholder Report - December 31, 2024	3	EQ/PIMCO Global Real Return Portfolio (Class K)

EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/PIMCO Real Return Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$255	2.53%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 1.91% for the year ended December 31, 2024.

What helped performance during the year?

•  Interest rate strategies in Europe
•  Breakeven inflation strategies in the U.S., Japan, and Europe
•  Exposure to securitized assets
•  Interest rate strategies were partially facilitated through futures, interest rate swaps, and options, which were contributors to performance. Currency forwards and swaptions also contributed to performance.

What hurt performance during the year?

•  Long exposure to U.K. and Australian duration
•  Short exposure to Japanese
duration

Annual Shareholder Report - December 31, 2024	1	EQ/PIMCO Real Return Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Inflation-Linked Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception *
EQ/PIMCO Real Return Portfolio (Class IB)	1.91%	1.86%	2.88%
Bloomberg U.S. Aggregate Bond Index **	1.25%	-0.33%	1.50%
Bloomberg U.S. Treasury Inflation-Linked Bond Index	1.84%	1.87%	2.98%

*	Date of inception: October 22, 2018
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$77,727,970

Number of Portfolio Holdings	321

Total Investment Advisory Fees Paid	$112,251

Portfolio Turnover Rate	122%

Annual Shareholder Report - December 31, 2024	2	EQ/PIMCO Real Return Portfolio (Class IB)

What did the Portfolio
invest
in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	110.3%

Supranational	25.7%

Mortgage-Backed Securities	14.1%

Asset-Backed Securities	8.1%

Foreign Government Securities	5.0%

Collateralized Mortgage Obligations	4.1%

Commercial Mortgage-Backed Securities	1.0%

Corporate Bonds	0.0%	#

Short-Term Investments	44.8%

Cash and Other Assets Less Liabilities *	-113.1%

#	Less than 0.05%
*
Liabilities include payable amounts for securities purchased and sale- buyback financing transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A090-B
158954_B

Annual Shareholder Report - December 31, 2024	3	EQ/PIMCO Real Return Portfolio (Class IB)

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/PIMCO Total Return ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at
https://equitable-funds.com/AllPortfolios.aspx
. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$78	0.78%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 2.01% for the year ended December 31, 2024.
What helped performance during the year?

•	Long exposure to securitized credit, including residential mortgage-backed securities, commercial mortgage-backed securities, and collateralized debt obligations/collateralized loan obligations, as spreads tightened, contributed to performance.
•	Select holdings of corporate credit were additive to performance.
•	Yield curve positioning in the U.S., namely underweight exposure to the long end of the curve as yields rose, helped relative performance.
•	Long exposure to the Turkish lira, due to the cash rate differential vs the U.S. dollar, was positive.
•	U.S. duration strategies were partially facilitated through the use of options and interest rate swaps, which contributed to performance. Futures also facilitated U.S. duration strategies, however they detracted from performance.
•	Outside the U.S., duration exposure and country selection in Europe, partially facilitated using options and futures, contributed to performance; however, interest rate swaps slightly offset performance. Duration exposure in Japan, which was partially facilitated through the use of futures and interest rate swaps, was positive for performance. Credit default swaps contributed to performance. Currency forwards, which partially facilitated currency exposure in Europe and Turkey, were positive for performance.
What hurt performance during the year?

•	Exposure to duration in the U.K. detracted from performance.
•	Long exposure to duration in select Latin American countries, namely Brazil and Mexico, detracted as yields rose.
•	Long exposure to select emerging market currencies in Latin America, namely the Brazilian real and the Mexican peso, detracted as they depreciated relative to the U.S. dollar.

Annual Shareholder Report - December 31, 2024	1	EQ/PIMCO Total Return ESG Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/PIMCO Total Return ESG Portfolio (Class IB)	2.01%	-0.16%	1.48%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.50%

*	Date of inception: October 22, 2018
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$256,243,258

Number of Portfolio Holdings	728

Total Investment Advisory Fees Paid	$767,967

Portfolio Turnover Rate	383%

Annual Shareholder Report - December 31, 2024	2	EQ/PIMCO Total Return ESG Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	46.4%

Corporate Bonds	27.9%

U.S. Treasury Obligations	19.2%

Asset-Backed Securities	11.7%

Commercial Mortgage-Backed Securities	6.8%

Collateralized Mortgage Obligations	3.2%

Foreign Government Securities	2.7%

Municipal Bonds	1.0%

Supranational	0.7%

Options Purchased	0.0%	#

Short-Term Investments	6.5%

Cash and Other Assets Less Liabilities*	-26.1%

#	Less than 0.05%
*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

 Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A091-B
158955_B

Annual Shareholder Report - December 31, 2024	3	EQ/PIMCO Total Return ESG Portfolio (Class IB)

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$83	0.81%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 5.89% for the year ended December 31, 2024.

What helped performance during the year?

•  Select holdings of securitized credit
•  U.S. duration positioning
•  Holdings of investment grade corporate credit,
particularly
Financials
•  U.S. interest rate strategies were partially facilitated through futures, which contributed to performance.

What hurt performance during the year?

No notable detractors

Annual Shareholder Report - December 31, 2024	1	EQ/PIMCO Ultra Short Bond Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and ICE BofA U.S.
3-Month
Treasury Bill Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/PIMCO Ultra Short Bond Portfolio (Class IB)	5.89%	2.27%	1.85%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
ICE BofA U.S. 3-Month Treasury Bill Index	5.28%	2.48%	1.77%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$824,050,685

Number of Portfolio Holdings	450

Total Investment Advisory Fees Paid	$3,334,123

Portfolio Turnover Rate	77%

Annual Shareholder Report - December 31, 2024	2	EQ/PIMCO Ultra Short Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	40.6%

Asset-Backed Securities	25.3%

Collateralized Mortgage Obligations	12.4%

U.S. Government Agency Securities	7.2%

Commercial Mortgage-Backed Securities	2.6%

U.S. Treasury Obligations	1.3%

Municipal Bonds	1.2%

Foreign Government Securities	0.9%

Mortgage-Backed Securities	0.4%

Short-Term Investments	8.7%

Cash and Other Assets Less Liabilities	-0.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A029-B
146470_B

Annual Shareholder Report - December 31, 2024	3	EQ/PIMCO Ultra Short Bond Portfolio (Class IB)

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO
(CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$57	0.56%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 6.05% for the year ended December 31, 2024.

What helped performance during the year?

•  Select holdings of securitized credit
•  U.S. duration positioning
•  Holdings of investment grade corporate credit, particularly Financials
•  U.S. interest rate strategies were partially facilitated through futures, which contributed to performance.

What hurt performance during the year?

No notable detractors

Annual Shareholder Report - December 31, 2024	1	EQ/ PIMCO Ultra Short Bond Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and ICE BofA U.S. 3-Month Treasury Bill Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/PIMCO Ultra Short Bond Portfolio (Class K)	6.05%	2.50%	2.09%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
ICE BofA U.S. 3-Month Treasury Bill Index	5.28%	2.48%	1.77%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$824,050,685

Number of Portfolio Holdings	450

Total Investment Advisory Fees Paid	$3,334,123

Portfolio Turnover Rate	77%

Annual Shareholder Report - December 31, 2024	2	EQ/PIMCO Ultra Short Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	40.6%

Asset-Backed Securities	25.3%

Collateralized Mortgage Obligations	12.4%

U.S. Government Agency Securities	7.2%

Commercial Mortgage-Backed Securities	2.6%

U.S. Treasury Obligations	1.3%

Municipal Bonds	1.2%

Foreign Government Securities	0.9%

Mortgage-Backed Securities	0.4%

Short-Term Investments	8.7%

Cash and Other Assets Less Liabilities	-0.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A092-K
146470_K

Annual Shareholder Report - December 31, 2024	3	EQ/PIMCO Ultra Short Bond Portfolio (Class K)

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$86	0.85%

How did the Portfolio perform last year and what affected its performance
?
The Portfolio’s Class IA shares returned 1.79% for the year ended December 31, 2024.
What helped performance during the year?

•	Long exposure to securitized credit, including residential mortgage-backed securities, collateralized loan obligations, and commercial mortgage-backed securities, contributed to performance as spreads tightened.
•	Security selection within investment-grade corporates helped performance.
•	Yield curve positioning in the U.S., namely underweight exposure to the long end of the yield curve as yields rose, also contributed to performance. U.S. duration strategies were partially facilitated through the use of futures.
•	Underweight allocations to U.S. Treasuries and agency mortgage-backed securities benefited performance.
What hurt performance during the year?

•	Exposure to duration in Europe, the U.K. and Mexico detracted from performance.
•	Long exposure to select emerging market currencies in Latin America, namely the Brazilian real and the Mexican peso, detracted as they depreciated relative to the U.S. dollar.

Annual Shareholder Report - December 31, 2024	1	EQ/Quality Bond Plus Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Quality Bond PLUS Portfolio (Class IA)	1.79%	-0.23%	0.72%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$1,108,321,399

Number of Portfolio Holdings	895

Total Investment Advisory Fees Paid	$4,519,700

Portfolio Turnover Rate	182%

Annual Shareholder Report - December 31, 2024	2	EQ/Quality Bond Plus Portfolio (Class IA)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	46.3%

U.S. Treasury Obligations	31.0%

Corporate Bonds	12.2%

Mortgage-Backed Securities	11.6%

Asset-Backed Securities	2.4%

Collateralized Mortgage Obligations	2.4%

Commercial Mortgage-Backed Securities	1.2%

Foreign Government Securities	0.6%

Municipal Bonds	0.2%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	-8.9%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A093-A
146471_A

Annual Shareholder Report - December 31, 2024	3	EQ/Quality Bond Plus Portfolio (Class IA)

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$86	0.85%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 1.67% for the year ended December 31, 2024.
What helped performance during the year?

•	Long exposure to securitized credit, including residential mortgage-backed securities, collateralized loan obligations, and commercial mortgage-backed securities, contributed to performance as spreads tightened.
•	Security selection within investment-grade corporates helped performance.
•	Yield curve positioning in the U.S., namely underweight exposure to the long end of the yield curve as yields rose, also contributed to performance
. U.S. duration strategies were partially facilitated through the use of futures.
•	Underweight allocations to U.S. Treasuries and agency mortgage-backed securities benefited performance.
What hurt performance during the year?

•	Exposure to duration in Europe, the U.K. and Mexico detracted from performance .
•	Long exposure to select emerging market currencies in Latin America, namely the Brazilian real and the Mexican peso, detracted as they depreciated relative to the U.S. dollar.

Annual Shareholder Report - December 31, 2024	1	EQ/Quality Bond PLUS Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Quality Bond PLUS Portfolio (Class IB)	1.67%	-0.25%	0.71%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$1,108,321,399

Number of Portfolio Holdings	895

Total Investment Advisory Fees Paid	$4,519,700

Portfolio Turnover Rate	182%

Annual Shareholder Report - December 31, 2024	2	EQ/Quality Bond PLUS Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	46.3%

U.S. Treasury Obligations	31.0%

Corporate Bonds	12.2%

Mortgage-Backed Securities	11.6%

Asset-Backed Securities	2.4%

Collateralized Mortgage Obligations	2.4%

Commercial Mortgage-Backed Securities	1.2%

Foreign Government Securities	0.6%

Municipal Bonds	0.2%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	-8.9%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A093-B
146471_B

Annual Shareholder Report - December 31, 2024	3	EQ/Quality Bond PLUS Portfolio (Class IB)

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$61	0.60%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 2.04% for the year ended December 31, 2024.

What helped performance during the year?

•  Long exposure to securitized credit, including residential mortgage-backed securities, collateralized loan obligations, and commercial mortgage-backed securities, contributed to performance as spreads tightened.
•  Security selection within investment-grade corporates helped performance.
•  Yield curve positioning in the U.S., namely underweight exposure to the long end of the yield curve as yields rose, also contributed to performance. U.S. duration strategies were partially facilitated through the use of futures.
•  Underweight allocations to U.S. Treasuries and agency mortgage-backed securities benefited performance.

What hurt performance during the year?

•  Exposure to duration in Europe, the U.K. and Mexico detracted from performance.
•  Long exposure to select emerging market currencies in Latin America, namely the Brazilian real and the Mexican peso, detracted as they depreciated
relative to the U.S. dollar.

Annual Shareholder Report - December 31, 2024	1	EQ/Quality Bond PLUS Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Intermediate Government Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Quality Bond PLUS Portfolio (Class K)	2.04%	0.02%	0.97%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,108,321,399

Number of Portfolio Holdings	895

Total Investment Advisory Fees Paid	$4,519,700

Portfolio Turnover Rate	182%

Annual Shareholder Report - December 31, 2024	2	EQ/Quality Bond PLUS Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	46.3%

U.S. Treasury Obligations	31.0%

Corporate Bonds	12.2%

Mortgage-Backed Securities	11.6%

Asset-Backed Securities	2.4%

Collateralized Mortgage Obligations	2.4%

Commercial Mortgage-Backed Securities	1.2%

Foreign Government Securities	0.6%

Municipal Bonds	0.2%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	-8.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A093-K
146471_K

Annual Shareholder Report - December 31, 2024	3	EQ/Quality Bond PLUS Portfolio (Class K)

EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$66	0.63%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 11.19% for the year ended December 31, 2024.
What helped performance during the year?

•	The sectors that contributed the most to performance were Information Technology, Industrials, Financials, Consumer Discretionary and Consumer Staples.
•	The stocks that contributed the most to performance were Super Micro Computer, Inc., FTAI Aviation Ltd., Carvana Co., Sprouts Farmers Market, Inc. and MicroStrategy, Inc.
What hurt performance during the year?

•	The sectors that detracted the most from performance were Energy, Utilities, Materials , Communication Services and Real Estate.
•	The stocks that detracted the most from performance were Cytokinetics, Inc., StoneCo Ltd., Atkore, Inc., Qualys, Inc. and AMN Healthcare Services, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/Small Company Index Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Small Company Index Portfolio (Class IB)	11.19%	7.48%	7.65%
Russell 3000 ® Index *	23.81%	13.86%	12.55%
Russell 2000 ® Index	11.54%	7.40%	7.82%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$1,484,808,907

Number of Portfolio Holdings	1,955

Total Investment Advisory Fees Paid	$3,591,526

Portfolio Turnover Rate	16%

Annual Shareholder Report - December 31, 2024	2	EQ/Small Company Index Portfolio (Class IB)

What did the Portfolio
invest
in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	18.4%
Industrials	17.6%
Health Care	16.2%
Information Technology	13.7%
Consumer Discretionary	9.6%
Real Estate	6.0%
Energy	5.1%
Materials	4.2%
Consumer Staples	2.8%
Utilities	2.7%
Communication Services	2.7%
Short-Term Investments	3.1%
Cash and Other Assets Less Liabilities	-2.1%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A094-B
146472_B

Annual Shareholder Report - December 31, 2024	3	EQ/Small Company Index Portfolio (Class IB)

EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$40	0.38%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.45% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Industrials, Financials, Consumer Discretionary and Consumer Staples.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., FTAI Aviation Ltd., Carvana Co., Sprouts Farmers Market, Inc. and MicroStrategy, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from
performance
were Energy, Utilities, Materials, Communication Services and Real Estate.
•  The stocks that detracted the most from performance were Cytokinetics, Inc., StoneCo Ltd., Atkore, Inc., Qualys, Inc. and AMN Healthcare Services, Inc.

Annual Shareholder Report - December 31, 2024	1	EQ/Small Company Index Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 2000
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Small Company Index Portfolio (Class K)	11.45%	7.75%	7.91%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Index	11.54%	7.40%	7.82%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,484,808,907

Number of Portfolio Holdings	1,955

Total Investment Advisory Fees Paid	$3,591,526

Portfolio Turnover Rate	16%

Annual Shareholder Report - December 31, 2024	2	EQ/Small Company Index Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	18.4%

Industrials	17.6%

Health Care	16.2%

Information Technology	13.7%

Consumer Discretionary	9.6%

Real Estate	6.0%

Energy	5.1%

Materials	4.2%

Consumer Staples	2.8%

Utilities	2.7%

Communication Services	2.7%

Short-Term Investments	3.1%

Cash and Other Assets Less Liabilities	-2.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A094-K
146472_K

Annual Shareholder Report - December 31, 2024	3	EQ/Small Company Index Portfolio (Class K)

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/T. Rowe Price Health Sciences Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$121	1.20%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 1.58% for the year ended December 31, 2024.

What helped performance during the year?

•  Overall, stock selection drove outperformance relative to the Russell 3000 Health Care Index, which was offset by sector allocation.
•  The services industry was the leading contributor to relative performance, due to an underweight allocation and stock selection.
•  Favorable stock selection in the
biotechnology
industry further aided relative results, which was partially offset by an overweight allocation.
•  An overweight exposure to the pharmaceuticals industry also contributed to relative returns, which was partially offset by stock selection.

What hurt performance during the year?

•  Conversely, an underweight
allocation
and unfavorable stock selection in the products and devices industry detracted from relative returns.
•  The life sciences industry also detracted from relative returns due to stock selection and an overweight allocation.

Annual Shareholder Report - December 31, 2024	1	EQ/T. Rowe Price Health Sciences Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the Russell 3000
®
Index, Russell 3000
®
Health Care Index and S&P 500
®
Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception *
EQ/T. Rowe Price Health Sciences Portfolio (Class IB)	1.58%	4.92%	6.36%
Russell 3000 ® Index **	23.81%	13.86%	14.18%
Russell 3000 ® Health Care Index	3.48%	7.18%	8.08%
S&P 500 ® Index	25.02%	14.53%	14.84%

*	Date of inception: October 22, 2018
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$164,314,900

Number of Portfolio Holdings	176

Total Investment Advisory Fees Paid	$1,432,640

Portfolio Turnover Rate	42%

Annual Shareholder Report - December 31, 2024	2	EQ/T. Rowe Price Health Sciences Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector & Industry Weightings (as a % of Net Assets)

Health Care			98.9%

Biotechnology	36.6%

Pharmaceuticals	19.0%

Health Care Equipment & Supplies	18.5%

Health Care Providers & Services	13.9%

Life Sciences Tools & Services	10.8%

Health Care Technology	0.1%

Financials			0.4%

Insurance	0.3%

Capital Markets	0.1%

Materials			0.0%	#

Chemicals	0.0%	#

Short-Term Investments			1.5%

Cash and Other Assets Less Liabilities			-0.8%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

Eli Lilly and Co.	10.3%

UnitedHealth Group, Inc.	6.1%

Intuitive Surgical, Inc.	5.8%

Thermo Fisher Scientific, Inc.	4.6%

Stryker Corp.	4.2%

Danaher Corp.	3.8%

Argenx SE (ADR)	3.7%

Merck & Co., Inc.	2.6%

Boston Scientific Corp.	2.5%

Vertex Pharmaceuticals, Inc.	2.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

158956_B
A096-B

Annual Shareholder Report - December 31, 2024	3	EQ/T. Rowe Price Health Sciences Portfolio (Class IB)

EQ/VALUE EQUITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$95	0.92%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 7.24% for the year ended December 31, 2024.
What helped performance during the year?

•	Security selection within the Materials sector contributed the most to performance relative to the Russell 1000 Value Index during the period.
•	An underweight in the Health Care sector was the largest contributor from a sector allocation perspective.
•	Ameriprise Financial, Inc., Parker-Hannifin Corp. and Capital One Financial Corp. were the largest individual contributors during the period.
What hurt performance during the year?

•	Security selection within the Information Technology sector detracted from performance.
•	An overweight in the Materials sector was the largest detractor from a sector allocation perspective.
•	Adobe, Inc., Microchip Technology, Inc. and Lennar Corp. were the largest individual detractors during the period.

Annual Shareholder Report - December 31, 2024	1	EQ/Value Equity Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Value Equity Portfolio (Class IB)	7.24%	7.00%	6.66%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,513,137,893

Number of Portfolio Holdings	44

Total Investment Advisory Fees Paid	$8,724,733

Portfolio Turnover Rate	11%

Annual Shareholder Report - December 31, 2024	2	EQ/Value Equity Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	21.2%

Information Technology	15.5%

Industrials	12.4%

Materials	10.5%

Health Care	10.0%

Consumer Discretionary	9.5%

Utilities	6.6%

Consumer Staples	5.8%

Energy	3.8%

Communication Services	2.1%

Real Estate	1.6%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	1.0%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	4.6%

Ameriprise Financial, Inc.	4.0%

Microsoft Corp.	3.8%

Capital One Financial Corp.	3.3%

Corteva, Inc.	3.0%

Lennar Corp., Class A	3.0%

ANSYS, Inc.	2.7%

Martin Marietta Materials, Inc.	2.7%

Sony Group Corp. (ADR)	2.6%

Adobe, Inc.	2.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146434_B
A098-B

Annual Shareholder Report - December 31, 2024	3	EQ/Value Equity Portfolio (Class IB)

EQ/VALUE EQUITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$69	0.67%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.48% for the year ended December 31, 2024.

What helped performance during the year?

•  Security selection within the Materials sector contributed the most to performance relative to the Russell 1000 Value Index during the period.
•  An underweight in the Health Care sector was the largest contributor from a sector allocation perspective.
•  Ameriprise Financial, Inc., Parker-Hannifin Corp. and Capital One Financial Corp. were the largest individual contributors during the period.

What hurt performance during the year?

•  Security selection within the Information Technology sector detracted from performance.
•  An overweight in the Materials sector was the largest detractor from a sector allocation perspective.
•  Adobe, Inc., Microchip Technology, Inc. and Lennar Corp. were the largest individual detractors during the period.

Annual Shareholder Report - December 31, 2024	1	EQ/Value Equity Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and Russell 1000
®
Value Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Value Equity Portfolio (Class K)	7.48%	7.26%	6.93%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,513,137,893

Number of Portfolio Holdings	44

Total Investment Advisory Fees Paid	$8,724,733

Portfolio Turnover Rate	11%

Annual Shareholder Report - December 31, 2024	2	EQ/Value Equity Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	21.2%

Information Technology	15.5%

Industrials	12.4%

Materials	10.5%

Health Care	10.0%

Consumer Discretionary	9.5%

Utilities	6.6%

Consumer Staples	5.8%

Energy	3.8%

Communication Services	2.1%

Real Estate	1.6%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	1.0%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	4.6%

Ameriprise Financial, Inc.	4.0%

Microsoft Corp.	3.8%

Capital One Financial Corp.	3.3%

Corteva, Inc.	3.0%

Lennar Corp., Class A	3.0%

ANSYS, Inc.	2.7%

Martin Marietta Materials, Inc.	2.7%

Sony Group Corp. (ADR)	2.6%
Adobe, Inc.	2.6%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

146434_K
A098-K

Annual Shareholder Report - December 31, 2024	3	EQ/Value Equity Portfolio (Class K)

EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the EQ/Wellington Energy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$123	1.19%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 6.72% for the year ended December 31, 2024.
What helped performance during the year?

•	Security selection contributed most to performance relative to the MSCI ACWI Energy (Net) Index, due to strong selection within producers and transportation.
•	Sector allocation also contributed to relative performance, driven by an out-of-benchmark allocation to the Utilities sector and an underweight to refining & marketing.
•	An overweight to Targa Resources Corp., an American midstream energy infrastructure company, contributed to performance.
•	An overweight to The Williams Companies, Inc., an American natural gas processing and transportation company, also contributed to performance.
What hurt performance during the year?

•	While security selection contributed overall, negative selection within integrated oils detracted from performance.
•	While sector allocation effects contributed overall, an underweight to transportation detracted.
•	A lack of exposure to Kinder Morgan, Inc., an American oil and gas pipeline operator, detracted from performance.
•	An underweight to Exxon Mobil Corp., an American multinational oil and gas company, also detracted from performance.

Annual Shareholder Report - December 31, 2024	1	EQ/Wellington Energy Portfolio (Class IB)

How did the Portfolio perform since inception?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed since inception compared to the MSCI World (Net) Index and MSCI ACWI Energy (Net) Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Wellington Energy Portfolio (Class IB)	6.72%	4.92%	-2.26%
MSCI World (Net) Index **	18.67%	11.17%	11.72%
MSCI ACWI Energy (Net) Index	1.65%	6.65%	4.47%

*	Date of inception: October 22, 2018
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$130,218,420

Number of Portfolio Holdings	46

Total Investment Advisory Fees Paid	$1,010,636

Portfolio Turnover Rate	41%

Annual Shareholder Report - December 31, 2024	2	EQ/Wellington Energy Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector & Industry Weightings (as a % of Net Assets)

Energy		87.9%

Oil, Gas & Consumable Fuels	83.7%

Energy Equipment & Services	4.2%

Materials		0.5%

Metals & Mining	0.5%

Utilities		10.4%

Electric Utilities	6.0%

Multi-Utilities	3.6%

Independent Power and Renewable Electricity Producers	0.8%

Cash and Other Assets Less Liabilities		1.2%

Top Holdings (as a % of Net Assets)

Shell plc	8.9%

Exxon Mobil Corp.	6.9%

Williams Cos., Inc. (The)	4.8%

Hess Corp.	4.8%

Marathon Petroleum Corp.	4.5%

TotalEnergies SE	4.4%

Chevron Corp.	4.0%

Targa Resources Corp.	3.3%

EQT Corp.	3.2%

Coterra Energy, Inc.	3.1%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

158947_B
A099-B

Annual Shareholder Report - December 31, 2024	3	EQ/Wellington Energy Portfolio (Class IB)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$112	0.97%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned
30.85
% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Consumer Discretionary sector was positive, led by CAVA Group, Inc. Stock selection in the Communication Services sector also contributed to performance.
•  Several holdings in the Information Technology sector were positive contributors, including an overweight to Applovin Corp. and underweights to Astera Labs, Inc., Palantir Technologies, Inc. and Microsoft Corp.
•  A relative overweight in AXON Enterprise, Inc. in the Industrials sector was additive.

What hurt performance during the year?

•  An overweight allocation to the Health Care sector, as well as stock selection within the sector, detracted from relative returns.
•  Stock selection within the Information Technology sector was a significant detractor from relative performance. Underweight allocations to Broadcom, Inc. and Datadog, Inc.
and
overweight allocations to Snowflake, Inc., Confluent, Inc. and MongoDB, Inc. detracted from performance.

Annual Shareholder Report - December 31, 2024	1	Multimanager Aggressive Equity Portfolio (Class IA)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 3000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Multimanager Aggressive Equity Portfolio (Class IA)	30.85%	15.48%	14.38%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 3000 ® Growth Index	32.46%	18.25%	16.22%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,786,560,914

Number of Portfolio Holdings	690

Total Investment Advisory Fees Paid	$9,348,607

Portfolio Turnover Rate	103%

Annual Shareholder Report - December 31, 2024	2	Multimanager Aggressive Equity Portfolio (Class IA)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	33.6%

Consumer Discretionary	11.0%

Communication Services	9.3%

Health Care	6.9%

Financials	6.3%

Industrials	4.1%

Consumer Staples	1.3%

Energy	0.2%

Materials	0.2%

Real Estate	0.1%

Utilities	0.0%	#

Exchange Traded Funds	7.2%

Short-Term Investments	20.2%

Cash and Other Assets Less Liabilities	-0.4%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.7%

Microsoft Corp.	5.8%

NVIDIA Corp.	5.8%

Apple, Inc.	5.3%

Amazon.com, Inc.	4.4%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.0%

Meta Platforms, Inc., Class A	2.8%

ServiceNow, Inc.	1.9%

Tesla, Inc.	1.9%

#	Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146406_A
A103-A

Annual Shareholder Report - December 31, 2024	3	Multimanager Aggressive Equity Portfolio (Class IA)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024
EQ Advisors Trust
This annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$112	0.97%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 30.87% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Consumer Discretionary sector was positive, led by CAVA Group, Inc. Stock selection in the Communication Services sector also contributed to performance.
•  Several holdings in the Information Technology sector were positive contributors, including an overweight to Applovin Corp. and underweights to
Astera
Labs, Inc., Palantir Technologies, Inc. and Microsoft Corp.
•  A relative overweight in AXON Enterprise, Inc. in the Industrials sector was additive.

What hurt performance during the year?

•  An overweight allocation to the Health Care sector, as well as stock selection within the sector, detracted from relative returns .
•  Stock selection within the Information Technology sector was a significant detractor from relative performance. Underweight allocations to Broadcom, Inc. and Datadog, Inc. and overweight allocations to Snowflake, Inc., Confluent, Inc. and MongoDB, Inc. detracted from performance.

Annual Shareholder Report - December 31, 2024	1	Multimanager Aggressive Equity Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 3000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Multimanager Aggressive Equity Portfolio (Class IB)	30.87%	15.48%	14.38%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 3000 ® Growth Index	32.46%	18.25%	16.22%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$1,786,560,914

Number of Portfolio Holdings	690

Total Investment Advisory Fees Paid	$9,348,607

Portfolio Turnover Rate	103%

Annual Shareholder Report - December 31, 2024	2	Multimanager Aggressive Equity Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)
Information Technology	33.6%
Consumer Discretionary	11.0%
Communication Services	9.3%
Health Care	6.9%
Financials	6.3%
Industrials	4.1%
Consumer Staples	1.3%
Energy	0.2%
Materials	0.2%
Real Estate	0.1%
Utilities	0.0%	#
Exchange Traded Funds	7.2%
Short-Term Investments	20.2%
Cash and Other Assets Less Liabilities	-0.4%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	18.7%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.8%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.4%
Vanguard Growth ETF	3.6%
Alphabet, Inc., Class A	3.0%
Meta Platforms, Inc., Class A	2.8%
ServiceNow, Inc.	1.9%
Tesla, Inc.	1.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146406_B
A103-B

Annual Shareholder Report - December 31, 2024	3	Multimanager Aggressive Equity Portfolio (Class IB)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$83	0.72%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 31.19% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Consumer Discretionary sector was positive, led by CAVA Group, Inc. Stock selection in the Communication Services sector also contributed to performance.
•  Several holdings in the Information Technology sector were positive contributors, including an overweight to Applovin Corp. and underweights to Astera Labs, Inc., Palantir Technologies, Inc. and Microsoft Corp.
•  A relative overweight in AXON Enterprise, Inc. in the Industrials sector was additive.

What hurt performance during the year?

•  An overweight allocation to the Health Care sector, as well as stock selection within the sector, detracted from relative returns .
•  Stock selection within the Information Technology sector was a significant detractor from relative performance. Underweight allocations to Broadcom, Inc. and Datadog, Inc. and overweight allocations to Snowflake, Inc., Confluent, Inc. and MongoDB, Inc. detracted from performance.

Annual Shareholder Report - December 31, 2024	1	Multimanager Aggressive Equity Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 3000
®
Index and Russell 3000
®
Growth Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Multimanager Aggressive Equity Portfolio (Class K)	31.19%	15.77%	14.63%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 3000 ® Growth Index	32.46%	18.25%	16.22%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,786,560,914

Number of Portfolio Holdings	690

Total Investment Advisory Fees Paid	$9,348,607

Portfolio Turnover Rate	103%

Annual Shareholder Report - December 31, 2024	2	Multimanager Aggressive Equity Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	33.6%

Consumer Discretionary	11.0%

Communication Services	9.3%

Health Care	6.9%

Financials	6.3%

Industrials	4.1%

Consumer Staples	1.3%

Energy	0.2%

Materials	0.2%

Real Estate	0.1%

Utilities	0.0%	#

Exchange Traded Funds	7.2%

Short-Term Investments	20.2%

Cash and Other Assets Less Liabilities	-0.4%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.7%

Microsoft Corp.	5.8%

NVIDIA Corp.	5.8%

Apple, Inc.	5.3%

Amazon.com, Inc.	4.4%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.0%

Meta Platforms, Inc., Class A	2.8%

ServiceNow, Inc.	1.9%

Tesla, Inc.	1.9%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146406_K
A103-K

Annual Shareholder Report - December 31, 2024	3	Multimanager Aggressive Equity Portfolio (Class K)

MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$94	0.93%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 1.94% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s relative outperformance was driven mainly by strong performance
in the credit sector allocations, as these assets experienced substantial spread tightening in addition to their high interest income.
•  Commercial mortgage-backed securities was a top performing sector as improved investor demand for certain subsectors of the commercial real estate market drove material spread tightening.
•  Asset-backed securities also contributed significantly to performance as the sector broadly benefited from their relatively shorter duration profiles for the first half of the year.
•  Yield curve positioning in the U.S., namely underweight exposure to the long end of the yield curve as yields rose, also benefited the Portfolio. U.S. duration strategies were partially facilitated through the use of futures.
•  Exposure to duration in Japan was positive for performance and was partially facilitated through the use of futures.
•  The use of currency forwards also contributed to performance.

What hurt performance during the year?

•  The Portfolio’s government-backed holdings, namely U.S. Treasuries and Agency mortgage-backed securities, performed poorly as these assets held the longest durations in the Portfolio and were materially affected by duration-related price declines as the interest rate curve steepened in the fourth quarter.
•  Exposure to duration in the U.K. and Mexico detracted from performance.
•  Long exposure to select emerging market currencies in Latin America, namely the Brazilian real and the Mexican peso, detracted as they depreciated relative to the U.S. dollar.

Annual Shareholder Report - December 31, 2024	1	Multimanager Core Bond Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Multimanager Core Bond Portfolio (Class IB)	1.94%	-0.42%	1.03%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$827,267,619

Number of Portfolio Holdings	2,903

Total Investment Advisory Fees Paid	$3,302,096

Portfolio Turnover Rate	281%

Annual Shareholder Report - December 31, 2024	2	Multimanager Core Bond Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	32.1%

Corporate Bonds	26.7%

Mortgage-Backed Securities	25.4%

Asset-Backed Securities	9.7%

Collateralized Mortgage Obligations	9.0%

Commercial Mortgage-Backed Securities	5.9%

Foreign Government Securities	1.7%

U.S. Government Agency Securities	1.2%

Supranational	0.6%

Municipal Bonds	0.3%

Options Purchased	0.0%	#

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	-14.9%

#	Less than 0.05%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A104-B
146407_B

Annual Shareholder Report - December 31, 2024	3	Multimanager Core Bond Portfolio (Class IB)

MULTIMANAGER CORE BOND PORTFOLIO (CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$69	0.68%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares
returned
2.20% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s relative outperformance
was
driven mainly by strong performance in the credit sector allocations, as these assets experienced substantial spread tightening in addition to their high interest income.
•  Commercial mortgage-backed securities was a top performing sector as improved investor demand for certain subsectors of the commercial real estate market drove material spread tightening.
•  Asset-backed securities also contributed significantly to performance as the sector broadly benefited from their relatively shorter duration profiles for the first half of the year.
•  Yield curve positioning in the U.S., namely underweight exposure to the long end of the yield curve as yields rose, also benefited the Portfolio. U.S. duration strategies were partially facilitated through the use of futures. Exposure to duration in Japan was positive for performance and was partially facilitated through the use of futures.
•  The use of currency forwards also contributed to performance.

What hurt performance during the year?

•  The Portfolio’s government-backed holdings, namely U.S. Treasuries and Agency mortgage-backed securities, performed poorly as these assets held the longest durations in the Portfolio and were materially affected by duration-related price declines as the interest rate curve steepened in the fourth quarter.
•  Exposure to duration in the U.K. and Mexico detracted from performance.
•  Long exposure to select emerging market currencies in Latin America, namely the Brazilian real and the Mexican peso, detracted as they depreciated relative to the U.S. dollar.

Annual Shareholder Report - December 31, 2024	1	Multimanager Core Bond Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Bloomberg U.S. Aggregate Bond Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Multimanager Core Bond Portfolio (Class K)	2.20%	-0.18%	1.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance
results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$827,267,619

Number of Portfolio Holdings	2,903

Total Investment Advisory Fees Paid	$3,302,096

Portfolio Turnover Rate	281%

Annual Shareholder Report - December 31, 2024	2	Multimanager Core Bond Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	32.1%

Corporate Bonds	26.7%

Mortgage-Backed Securities	25.4%

Asset-Backed Securities	9.7%

Collateralized Mortgage Obligations	9.0%

Commercial Mortgage-Backed Securities	5.9%

Foreign Government Securities	1.7%

U.S. Government Agency Securities	1.2%

Supranational	0.6%

Municipal Bonds	0.3%

Options Purchased	0.0%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	-14.9%

#	Less than 0.05%

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A104-K
146407_K

Annual Shareholder Report - December 31, 2024	3	Multimanager Core Bond Portfolio (Class K)

MULTIMANAGER TECHNOLOGY PORTFOLIO
(CLASS IB)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$133	1.18%

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 26.13% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in IT services, electronic
equipment
, instruments & components, and communications equipment contributed to relative performance.
•  An underweight to software contributed to relative performance.
•  An underweight position in Intel Corp. contributed to relative performance when the stock price declined following media reports that tests of the company’s latest manufacturing process failed. A disappointing earnings outlook also weighed on the company’s stock price.
•  An underweight position in Advanced Micro Devices, Inc. contributed to relative performance when the stock price declined after the company’s revenue forecast failed to impress investors looking for a bigger windfall from the artificial intelligence (AI) boom.
•  An underweight position in Adobe, Inc. contributed after the company issued a disappointing full-year revenue forecast.

What hurt performance during the year?

•  An underweight in NVIDIA Corp., a designer and manufacturer of computer graphics processors, was the main detractor from relative performance as its consensus beating earnings amid enthusiasm over its AI capabilities fueled a strong rally in its shares.
•  An underweight to semiconductor group Broadcom, Inc. also detracted from relative returns as its shares rose after the company delivered positive results for its fourth quarter, helped by strong sales of AI processors and networking chips.
•  An underweight to semiconductors & semiconductor equipment, an overweight to IT services, and an out-of-benchmark
allocation to financial services detracted from relative performance.
•  Stock selection in software, semiconductors &
semiconductor
equipment, and technology hardware, storage & peripherals also detracted from relative performance.

Annual Shareholder Report - December 31, 2024	1	Multimanager Technology Portfolio (Class IB)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and S&P North American Technology Sector Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Multimanager Technology Portfolio (Class IB)	26.13%	16.97%	17.40%
Russell 1000 ® Index	24.51%	14.28%	12.87%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$1,858,199,079

Number of Portfolio Holdings	368

Total Investment Advisory Fees Paid	$13,706,708

Portfolio Turnover Rate	36%

Annual Shareholder Report - December 31, 2024	2	Multimanager Technology Portfolio (Class IB)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	48.3%

Communication Services	11.7%

Consumer Discretionary	3.0%

Financials	2.4%

Industrials	1.6%

Energy	0.4%

Real Estate	0.3%

Consumer Staples	0.0%	#

Exchange Traded Funds	31.3%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	0.3%

 # Less than 0.05%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.7%

Technology Select Sector SPDR Fund	10.4%

Vanguard Information Technology ETF	10.2%

Microsoft Corp.	5.6%

Alphabet, Inc., Class A	4.6%

NVIDIA Corp.	4.3%

Apple, Inc.	4.3%

Meta Platforms, Inc., Class A	4.2%

Broadcom, Inc.	3.3%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146416_B
A105-B

Annual Shareholder Report - December 31, 2024	3	Multimanager Technology Portfolio (Class IB)

MULTIMANAGER TECHNOLOGY PORTFOLIO

(CLASS K)

Annual Shareholder Report - December 31, 2024

EQ Advisors Trust

This annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$105	0.93%

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 26.42% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection in IT services, electronic equipment, instruments & components, and communications equipment contributed to relative performance.
•	An underweight to software contributed to relative performance.
•	An underweight position in Intel Corp. contributed to relative performance when the stock price declined following media reports that tests of the company’s latest manufacturing process failed. A disappointing earnings outlook also weighed on the company’s stock price.
•	An underweight position in Advanced Micro Devices, Inc. contributed to relative performance when the stock price declined after the company’s revenue forecast failed to impress investors looking for a bigger windfall from the artificial intelligence (AI) boom.
•	An underweight position in Adobe, Inc. contributed after the company issued a disappointing full-year revenue forecast.
What hurt performance during the year?

•	An underweight in NVIDIA Corp., a
designer
and manufacturer of computer graphics processors, was the main detractor from relative performance as its consensus beating earnings amid enthusiasm over its AI capabilities fueled a strong rally in its shares.
•	An underweight to semiconductor group Broadcom, Inc. also detracted from relative returns as its shares rose after the company delivered positive results for its fourth quarter, helped by strong sales of AI processors and networking chips.
•	An underweight to semiconductors & semiconductor equipment, an overweight to IT services, and an out-of-benchmark allocation to financial services detracted from relative performance.
•	Stock selection in software, semiconductors & semiconductor equipment, and technology hardware, storage & peripherals also detracted from relative performance.

Annual Shareholder Report - December 31, 2024	1	Multimanager Technology Portfolio (Class K)

How did the Portfolio perform over the past 10 years?
The graph below shows how a hypothetical $10,000 investment in the Portfolio would have performed over the past 10 years compared to the Russell 1000
®
Index and S&P North American Technology Sector Index over the same period.

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Multimanager Technology Portfolio (Class K)	26.42%	17.27%	17.70%
Russell 1000 ® Index	24.51%	14.28%	12.87%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%
The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,858,199,079

Number of Portfolio Holdings	368

Total Investment Advisory Fees Paid	$13,706,708

Portfolio Turnover Rate	36%

Annual Shareholder Report - December 31, 2024	2	Multimanager Technology Portfolio (Class K)

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	48.3%

Communication Services	11.7%

Consumer Discretionary	3.0%

Financials	2.4%

Industrials	1.6%

Energy	0.4%

Real Estate	0.3%

Consumer Staples	0.0%	#

Exchange Traded Funds	31.3%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	0.3%
# Less than 0.05%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.7%

Technology Select Sector SPDR Fund	10.4%

Vanguard Information Technology ETF	10.2%

Microsoft Corp.	5.6%

Alphabet, Inc., Class A	4.6%

NVIDIA Corp.	4.3%

Apple, Inc.	4.3%

Meta Platforms, Inc., Class A	4.2%

Broadcom, Inc.	3.3%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%

Additional Information
For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

146416_K
A105-K

Annual Shareholder Report - December 31, 2024	3	Multimanager Technology Portfolio (Class K)

Item 1(b):

Not applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Michael Clement and Donald E. Foley serve on its audit committee as “audit committee financial experts” as defined in Item 3. Messrs. Clement and Foley are considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the Auditor in connection with statutory and regulatory filings or engagements were $4,754,309 for 2024 and $4,665,831 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2024 and $101,500 in 2023. These services consisted of review of the registrant’s various regulatory filings and semi-annual financial statements.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $1,891,475 in 2024 and $2,408,606 in 2023. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 in 2024 and $0 in 2023.

(e)(1) The registrant’s Audit Committee has adopted policies and procedures relating to the pre-approval of services performed by the registrant’s principal accountant. Audit, audit-related and non-audit services (including tax services) provided to the registrant require pre-approval by the Audit Committee. In the event that the estimated fees for such pre-approved audit, audit-related and non-audit services exceed the pre-approved estimated fees for such services, the excess amount must be approved by the Audit Committee or its delegate prior to payment.

(e)(2) None of the services included in (b) – (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Auditor in each of the last two fiscal years for services to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $3,649,510 in 2024 and $5,133,020 in 2023.

(h) The registrant’s Audit Committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) A schedule of investments for each series of the registrant is included in the financial statements under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

EQ Advisors Trust

Annual Financial Statements and Additional Information

December 31, 2024

EQ Advisors Trust Annual Report

December 31, 2024

Table of Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (7.1%)
Invesco DB Precious Metals Fund*‡	279,590	$16,979,501
iShares Gold Trust*	283,500	14,036,085

Total Commodity		31,015,586

Equity (3.7%)
iShares China Large-Cap ETF	67,185	2,045,111
iShares MSCI EAFE Small-Cap ETF (x)	106,370	6,461,978
SPDR S&P Emerging Asia Pacific ETF (x)	15,550	1,796,958
SPDR S&P Emerging Markets SmallCap ETF (x)	37,945	2,223,956
Vanguard Global ex-U.S. Real Estate ETF	91,000	3,599,960

Total Equity		16,127,963

Fixed Income (2.1%)
iShares JP Morgan USD Emerging Markets Bond ETF (x)	100,960	8,989,478

Total Exchange Traded Funds (12.9%) (Cost $40,498,453)		56,133,027

INVESTMENT COMPANIES:
Alternatives (13.4%)
1290 VT Convertible Securities Portfolio‡	1,338,488	13,102,715
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,888,009	23,913,959
1290 VT Natural Resources Portfolio‡	649,721	5,812,830
1290 VT Real Estate Portfolio‡	2,728,668	15,497,126

Total Alternatives		58,326,630

Equity (54.0%)
1290 Avantis U.S. Large Cap Growth Fund‡	523,483	9,726,310
1290 VT Equity Income Portfolio‡	1,938,594	9,246,732
1290 VT GAMCO Small Company Value Portfolio‡	379,054	27,338,080
1290 VT SmartBeta Equity ESG Portfolio‡	586,146	10,945,774
EQ/AB Small Cap Growth Portfolio‡	1,662,029	29,242,279
EQ/Emerging Markets Equity PLUS Portfolio‡	1,003,543	8,973,713
EQ/International Equity Index Portfolio‡	961,015	10,503,510
EQ/Invesco Comstock Portfolio‡	819,803	16,987,351
EQ/Janus Enterprise Portfolio‡	208,612	4,704,854
EQ/JPMorgan Growth Stock Portfolio*‡	265,298	20,278,441
EQ/JPMorgan Value Opportunities Portfolio‡	863,895	16,687,907
EQ/Loomis Sayles Growth Portfolio*‡	1,881,577	21,922,997
EQ/MFS International Growth Portfolio‡	4,573,506	33,912,247
EQ/Value Equity Portfolio‡	648,321	14,563,124

Total Equity		235,033,319

Fixed Income (19.2%)
1290 Diversified Bond Fund‡	877,374	7,115,506
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,120,635	9,463,729
1290 VT High Yield Bond Portfolio‡	1,485,830	13,121,838
EQ/Core Plus Bond Portfolio‡	5,809,412	19,266,232
EQ/Intermediate Government Bond Portfolio‡	425,084	4,034,402
EQ/PIMCO Global Real Return Portfolio‡	2,022,095	15,049,417
EQ/PIMCO Ultra Short Bond Portfolio‡	779,203	7,662,534
Multimanager Core Bond Portfolio‡	943,108	7,990,133

Total Fixed Income		83,703,791

Total Investment Companies (86.6%) (Cost $379,598,663)		377,063,740

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	8,452,154	8,452,154

Total Short-Term Investments (1.9%) (Cost $8,452,154)		8,452,154

Total Investments in Securities (101.4%) (Cost $428,549,270)		441,648,921
Other Assets Less Liabilities (-1.4%)		(6,272,576)

Net Assets (100%)		$435,376,345

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $8,379,982. This was collateralized by $113,869 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 1/15/25 - 5/15/54 and by cash of $8,452,154 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Precious Metals Fund *	279,590	18,530,951	—	(6,387,030)	1,242,592	3,592,988	16,979,501		—
Equity
iShares International Developed Property ETF	—	4,033,241	—	(3,671,360)	(1,234,854)	872,973	—	94,142	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,338,488	13,153,121	959,327	(2,024,607)	(10,460)	1,025,334	13,102,715	259,732	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,888,009	24,488,777	2,274,172	(3,544,566)	80,552	615,024	23,913,959	483,625	1,019,206
1290 VT Natural Resources Portfolio	649,721	7,203,014	255,178	(1,156,918)	12,296	(500,740)	5,812,830	198,267	—
1290 VT Real Estate Portfolio	2,728,668	17,118,959	1,236,282	(2,603,066)	36,033	(291,082)	15,497,126	508,231	—
Equity
1290 Avantis U.S. Large Cap Growth Fund	523,483	—	9,163,005	(913,780)	58,517	1,418,568	9,726,310	8,399	35,101
1290 VT Equity Income Portfolio	1,938,594	9,489,848	1,021,737	(1,258,449)	101,506	(107,910)	9,246,732	213,751	746,686
1290 VT GAMCO Small Company Value Portfolio	379,054	27,653,347	3,757,707	(5,036,912)	385,571	578,367	27,338,080	221,582	2,027,095
1290 VT SmartBeta Equity ESG Portfolio	586,146	10,814,160	865,301	(1,692,294)	81,196	877,411	10,945,774	125,507	657,150
EQ/AB Small Cap Growth Portfolio	1,662,029	27,101,539	6,377,186	(5,673,874)	(348)	1,437,776	29,242,279	131,880	2,391,473
EQ/Emerging Markets Equity PLUS Portfolio	1,003,543	9,867,717	287,031	(1,403,064)	(1,492)	223,521	8,973,713	218,615	—
EQ/International Equity Index Portfolio	961,015	12,045,465	428,484	(2,292,294)	281,404	40,451	10,503,510	345,840	—
EQ/Invesco Comstock Portfolio	819,803	18,505,411	1,960,958	(4,244,619)	742,069	23,532	16,987,351	286,805	1,547,766
EQ/Janus Enterprise Portfolio	208,612	4,531,797	366,535	(492,292)	1,395	297,419	4,704,854	576	342,952
EQ/JPMorgan Growth Stock Portfolio*	265,298	24,051,564	1,093,092	(10,710,016)	(352,014)	6,195,815	20,278,441	—	947,026
EQ/JPMorgan Value Opportunities Portfolio	863,895	16,650,217	2,314,976	(2,587,702)	97,397	213,019	16,687,907	227,501	1,958,365
EQ/Loomis Sayles Growth Portfolio*	1,881,577	26,117,726	3,851,444	(11,110,016)	242,337	2,821,506	21,922,997	—	3,705,380
EQ/MFS International Growth Portfolio	4,573,506	35,495,252	2,611,340	(5,076,881)	(30,236)	912,772	33,912,247	343,000	2,020,410
EQ/Value Equity Portfolio	648,321	16,634,993	844,991	(3,444,619)	147,674	380,085	14,563,124	173,457	545,146
Fixed Income
1290 Diversified Bond Fund	877,374	7,483,469	1,145,371	(812,249)	993	(702,078)	7,115,506	460,256	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,120,635	9,956,319	1,131,899	(1,489,231)	34,975	(170,233)	9,463,729	458,035	—
1290 VT High Yield Bond Portfolio	1,485,830	13,971,551	905,965	(1,981,523)	(11,610)	237,455	13,121,838	809,095	—
EQ/Core Plus Bond Portfolio	5,809,412	22,143,105	1,197,379	(2,963,099)	(187,850)	(923,303)	19,266,232	1,048,590	—
EQ/Intermediate Government Bond Portfolio	425,084	4,001,216	747,137	(723,074)	5,698	3,425	4,034,402	111,567	—
EQ/PIMCO Global Real Return Portfolio	2,022,095	15,931,338	1,847,627	(2,646,150)	57,154	(140,552)	15,049,417	116,850	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	779,203	7,760,569	1,183,539	(1,387,700)	15,119	91,007	7,662,534	364,065	—
Multimanager Core Bond Portfolio	943,108	8,287,592	968,624	(1,156,918)	17,045	(126,210)	7,990,133	311,712	—

Total		413,022,258	48,796,287	(88,484,303)	1,812,659	18,896,340	394,043,241	7,521,080	17,943,756

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$56,133,027	$—	$—	$56,133,027
Investment Companies
Investment Companies	16,841,816	360,221,924	—	377,063,740
Short-Term Investments
Investment Companies	8,452,154	—	—	8,452,154

Total Assets	$81,426,997	$360,221,924	$—	$441,648,921

Total Liabilities	$—	$—	$—	$—

Total	$81,426,997	$360,221,924	$—	$441,648,921

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,492,526
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$88,636,751

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,566,600
Aggregate gross unrealized depreciation	(34,456,493)

Net unrealized appreciation	$8,110,107

Federal income tax cost of investments in securities and derivative instruments, if applicable	$433,538,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $391,174,550)	$394,043,241
Unaffiliated Issuers (Cost $37,374,720)	47,605,680
Cash	2,640,942
Receivable for Portfolio shares sold	39,138
Dividends, interest and other receivables	30,335
Securities lending income receivable	3,419
Other assets	2,000

Total assets	444,364,755

LIABILITIES
Payable for return of collateral on securities loaned	8,452,154
Payable for Portfolio shares repurchased	241,074
Distribution fees payable – Class IB	93,860
Administrative fees payable	47,199
Investment management fees payable	37,811
Payable for securities purchased	1,863
Trustees’ fees payable	306
Accrued expenses	114,143

Total liabilities	8,988,410

Commitments and contingent liabilities^
NET ASSETS	$435,376,345

Net assets were comprised of:
Paid in capital	$412,280,005
Total distributable earnings (loss)	23,096,340

Net assets	$435,376,345

Class IB
Net asset value, offering and redemption price per share, $432,271,856 / 23,033,554 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.77

Class K
Net asset value, offering and redemption price per share, $3,104,489 / 166,606 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.63

(x)	Includes value of securities on loan of $8,379,982.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($7,521,080 of dividend income received from affiliates)	$8,558,697
Interest	68,576
Securities lending (net)	41,993

Total income	8,669,266

EXPENSES
Distribution fees – Class IB (a)	1,058,867
Administrative fees	567,673
Investment management fees	451,617
Custodian fees	169,100
Distribution fees – Class IA (a)	63,212
Professional fees	51,014
Printing and mailing expenses	48,034
Trustees’ fees	14,977
Miscellaneous	7,648

Total expenses	2,432,142

NET INVESTMENT INCOME (LOSS)	6,237,124

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($1,812,659 realized gain (loss) from affiliates)	2,140,287
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	17,943,756

Net realized gain (loss)	20,084,043

Net change in unrealized appreciation (depreciation) on investments in securities ($18,896,340 of change in unrealized appreciation (depreciation) from affiliates)	22,200,902

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,284,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,522,069

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,237,124	$5,143,410
Net realized gain (loss)	20,084,043	14,225,706
Net change in unrealized appreciation (depreciation)	22,200,902	38,805,058

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,522,069	58,174,174

Distributions to shareholders:
Class IA	—	(1,885,212)
Class IB	(21,514,550)	(13,417,614)
Class K	(158,119)	(94,429)

Total distributions to shareholders	(21,672,669)	(15,397,255)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 24,471 and 41,470 shares, respectively ]	438,250	702,648
Capital shares issued in reinvestment of dividends and distributions [ 0 and 111,278 shares, respectively ]	—	1,885,212
Capital shares repurchased in connection with share class combination (Note 1) [ (2,864,057) and 0 shares, respectively ]	(53,276,033)	—
Capital shares repurchased [ (218,369) and (662,210) shares, respectively ]	(3,957,507)	(11,241,794)

Total Class IA transactions	(56,795,290)	(8,653,934)

Class IB
Capital shares sold [ 923,893 and 1,075,979 shares, respectively ]	17,333,667	18,207,007
Capital shares issued in connection with share class combination (Note 1) [ 2,852,201 and 0 shares, respectively ]	53,276,033	—
Capital shares issued in reinvestment of dividends and distributions [ 1,121,604 and 788,267 shares, respectively ]	21,514,550	13,417,614
Capital shares repurchased [ (3,923,271) and (2,991,266) shares, respectively ]	(74,781,406)	(50,904,173)

Total Class IB transactions	17,342,844	(19,279,552)

Class K
Capital shares sold [ 40,155 and 18,419 shares, respectively ]	750,017	311,543
Capital shares issued in reinvestment of dividends and distributions [ 8,307 and 5,582 shares, respectively ]	158,119	94,429
Capital shares repurchased [ (21,976) and (29,777) shares, respectively ]	(404,283)	(490,183)

Total Class K transactions	503,853	(84,211)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(38,948,593)	(28,017,697)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,099,193)	14,759,222
NET ASSETS:
Beginning of year	447,475,538	432,716,316

End of year	$435,376,345	$447,475,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$17.73		$16.10		$20.69		$22.38		$20.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.28		0.20		0.22		0.26		$0.20
Net realized and unrealized gain (loss)	1.71		2.04		(3.25)		2.09		2.32

Total from investment operations	1.99		2.24		(3.03)		2.35		2.52

Less distributions:
Dividends from net investment income	(0.44)		(0.28)		0.23)		(0.85)		(0.32)
Distributions from net realized gains	(0.51)		(0.33)		(1.33)		(3.19)		(0.74)

Total dividends and distributions	(0.95)		(0.61)		(1.56)		(4.04)		(1.06)

Net asset value, end of year	$18.77		$17.73		$16.10		$20.69		$22.38

Total return	11.16%		14.15%		(14.46)%		10.92%		12.29%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$432,272		$391,027		$373,194		$454,964		$432,637
Ratio of expenses to average net assets:
After waivers (f)	0.54	%(j)	0.55	%(k)	0.53	%(o)	0.53	%(o)	0.54	%(m)
Before waivers (f)	0.54%		0.55%		0.53%		0.53%		0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.48%		1.18%		1.23%		1.12%		0.96%
Before waivers (f)(x)	1.48%		1.18%		1.23%		1.12%		0.95%
Portfolio turnover rate^	12%		10%		15%		14%		79	%(aa)

Class K	Year Ended December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$17.60		$15.99		$20.56		$22.26		$20.81

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.35		0.23		0.28		0.32		0.15
Net realized and unrealized gain (loss)	1.68		2.04		(3.25)		2.07		2.41

Total from investment operations	2.03		2.27		(2.97)		2.39		2.56

Less distributions:
Dividends from net investment income	(0.49)		(0.33)		(0.27)		(0.90)		(0.37)
Distributions from net realized gains	(0.51)		(0.33)		(1.33)		(3.19)		(0.74)

Total dividends and distributions	(1.00)		(0.66)		(1.60)		(4.09)		(1.11)

Net asset value, end of year	$18.63		$17.60		$15.99		$20.56		$22.26

Total return	11.46%		14.39%		(14.24)%		11.21%		12.55%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,104		$2,467		$2,332		$2,530		$2,201
Ratio of expenses to average net assets:
After waivers (f)	0.29	%(j)	0.30	%(k)	0.28	%(o)	0.28	%(o)	0.30	%(m)
Before waivers (f)	0.29%		0.30%		0.28%		0.28%		0.30%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.87%		1.37%		1.57%		1.37%		0.74%
Before waivers (f)(x)	1.87%		1.37%		1.57%		1.37%		0.74%
Portfolio turover rate^	12%		10%		15%		14%		79	%(aa)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB and 0.98% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.24% for Class IB and 0.99% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IB and 0.96% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB and 1.00% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(aa)

The portfolio turnover rate calculation includes purchases and sales made as a result of implementing a tax planning strategy. Excluding such transactions, the portfolio turnover rate would have been 19%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.3%)
EQ/2000 Managed Volatility Portfolio‡	2,072,663	$41,145,088
EQ/400 Managed Volatility Portfolio‡	297,268	6,993,613
EQ/500 Managed Volatility Portfolio‡	3,749,700	116,116,979
EQ/International Managed Volatility Portfolio‡	1,710,868	23,791,068

Total Equity		188,046,748

Fixed Income (89.8%)
EQ/Intermediate Corporate Bond Portfolio‡	19,055,412	187,844,983
EQ/Intermediate Government Bond Portfolio‡	128,035,474	1,215,164,665
EQ/Long-Term Bond Portfolio‡	36,716,830	241,393,768

Total Fixed Income		1,644,403,416

Total Investments in Securities (100.1%) (Cost $1,863,207,062)		1,832,450,164
Other Assets Less Liabilities (-0.1%)		(1,304,349)

Net Assets (100%)		$1,831,145,815

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	2,072,663	50,392,197	9,795,157	(20,424,251)	1,973,780	(591,795)	41,145,088	642,565	2,573,678
EQ/400 Managed Volatility Portfolio	297,268	7,769,267	1,356,965	(2,397,425)	201,106	63,700	6,993,613	88,199	610,876
EQ/500 Managed Volatility Portfolio	3,749,700	150,807,206	35,251,585	(80,885,629)	11,537,776	(593,959)	116,116,979	1,432,530	17,371,772
EQ/International Managed Volatility Portfolio	1,710,868	32,930,191	5,002,775	(14,284,551)	2,645,573	(2,502,920)	23,791,068	687,347	368,079
Fixed Income
EQ/Intermediate Corporate Bond Portfolio	19,055,412	246,418,660	36,280,188	(89,307,305)	3,389,381	(8,935,941)	187,844,983	9,899,529	2,696,569
EQ/Intermediate Government Bond Portfolio	128,035,474	1,438,616,874	281,558,306	(508,509,938)	871,354	2,628,069	1,215,164,665	32,943,419	—
EQ/Long-Term Bond Portfolio	36,716,830	331,530,197	46,329,997	(116,460,958)	3,030,977	(23,036,445)	241,393,768	9,803,864	—

Total		2,258,464,592	415,574,973	(832,270,057)	23,649,947	(32,969,291)	1,832,450,164	55,497,453	23,620,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,832,450,164	$—	$1,832,450,164

Total Assets	$—	$1,832,450,164	$—	$1,832,450,164

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,832,450,164	$—	$1,832,450,164

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$415,574,973
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$832,270,057

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,212,855
Aggregate gross unrealized depreciation	(80,467,797)

Net unrealized depreciation	$(32,254,942)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,864,705,106

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,863,207,062)	$1,832,450,164
Cash	3,150,069
Receivable for Portfolio shares sold	138,411
Dividends, interest and other receivables	5,566
Other assets	22,577

Total assets	1,835,766,787

LIABILITIES
Payable for securities purchased	3,052,036
Payable for Portfolio shares repurchased	715,201
Distribution fees payable – Class IB	387,128
Administrative fees payable	193,298
Investment management fees payable	149,588
Accrued expenses	123,721

Total liabilities	4,620,972

Commitments and contingent liabilities^
NET ASSETS	$1,831,145,815

Net assets were comprised of:
Paid in capital	$1,844,478,651
Total distributable earnings (loss)	(13,332,836)

Net assets	$1,831,145,815

Class IB
Net asset value, offering and redemption price per share, $1,831,145,815 / 207,632,564 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.82

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$55,497,453
Interest	47,780

Total income	55,545,233

EXPENSES
Distribution fees – Class IB	4,989,668
Administrative fees	2,510,180
Investment management fees	1,919,967
Custodian fees	429,800
Printing and mailing expenses	162,828
Professional fees	107,332
Trustees’ fees	72,672
Miscellaneous	41,235

Gross expenses	10,233,682
Less: Waiverfrom investment manager	(54,712)

Net expenses	10,178,970

NET INVESTMENT INCOME (LOSS)	45,366,263

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	23,649,947
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	23,620,974

Net realized gain (loss)	47,270,921

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(32,969,291)

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,301,630

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,667,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$45,366,263	$52,207,880
Net realized gain (loss)	47,270,921	18,013,616
Net change in unrealized appreciation (depreciation)	(32,969,291)	113,345,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,667,893	183,566,657

Distributions to shareholders:
Class IB	(85,367,094)	(64,115,558)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 32,663,807 and 131,074,181 shares, respectively ]	293,197,008	1,142,435,934
Capital shares issued in reinvestment of dividends and distributions [ 9,597,952 and 7,167,963 shares, respectively ]	85,367,094	64,115,558
Capital shares repurchased [ (85,217,690) and (169,249,232) shares, respectively ]	(777,926,998)	(1,507,076,105)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(399,362,896)	(300,524,613)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(425,062,097)	(181,073,514)
NET ASSETS:
Beginning of year	2,256,207,912	2,437,281,426

End of year	$1,831,145,815	$2,256,207,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$9.00		$8.66		$9.68		$10.06		$9.96
Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21		0.19		0.11		0.05		0.05
Net realized and unrealized gain (loss)	0.04		0.40		(0.99)		(0.05)		0.51

Total from investment operations	0.25		0.59		(0.88)		—	#	0.56

Less distributions:
Dividends from net investment income	(0.25)		(0.21)		(0.08)		(0.07)		(0.10)
Distributions from net realized gains	(0.18)		(0.04)		(0.06)		(0.31)		(0.36)

Total dividends and distributions	(0.43)		(0.25)		(0.14)		(0.38)		(0.46)

Net asset value, end of year	$8.82		$9.00		$8.66		$9.68		$10.06

Total return	2.81%		6.80%		(9.09)%		0.02%		5.68%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,831,146		$2,256,208		$2,437,281		$932,729		$1,015,869
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(j)	0.51	%(j)	0.49	%(k)	0.49	%(o)	0.51	%(jj)
Before waivers (f)	0.51%		0.52%		0.49%		0.49%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.27%		2.14%		1.18%		0.49%		0.48%
Before waivers (f)(x)	2.27%		2.14%		1.18%		0.49%		0.48%
Portfolio turnover rate^	21%		74%		60%		26%		175%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.92% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.91% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.1%)
EQ/2000 Managed Volatility Portfolio‡	1,217,716	$24,173,265
EQ/400 Managed Volatility Portfolio‡	255,282	6,005,845
EQ/500 Managed Volatility Portfolio‡	2,243,595	69,477,410
EQ/International Managed Volatility Portfolio‡	1,053,291	14,646,898

Total Equity		114,303,418

Fixed Income (80.0%)
EQ/AB Short Duration Government Bond Portfolio‡	4,073,220	40,157,053
EQ/Core Bond Index Portfolio‡	19,076,469	175,433,619
EQ/Intermediate Corporate Bond Portfolio‡	8,938,854	88,117,687
EQ/Intermediate Government Bond Portfolio‡	10,522,534	99,867,729
EQ/Long-Term Bond Portfolio‡	7,820,754	51,417,326

Total Fixed Income		454,993,414

Total Investments in Securities (100.1%) (Cost $573,457,618)		569,296,832
Other Assets Less Liabilities (-0.1%)		(322,015)

Net Assets (100%)		$568,974,817

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,217,716	25,887,856	4,967,609	(7,332,392)	481,304	168,888	24,173,265	388,157	1,580,812
EQ/400 Managed Volatility Portfolio	255,282	5,974,769	1,276,169	(1,407,198)	17,121	144,984	6,005,845	77,326	532,480
EQ/500 Managed Volatility Portfolio	2,243,595	79,714,391	19,610,765	(35,086,380)	11,667,946	(6,429,312)	69,477,410	880,231	10,734,161
EQ/International Managed Volatility Portfolio	1,053,291	17,722,194	2,672,900	(5,631,595)	608,706	(725,307)	14,646,898	440,338	233,469
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	4,073,220	38,949,405	10,728,691	(9,850,388)	18,192	311,153	40,157,053	1,534,141	—
EQ/Core Bond Index Portfolio	19,076,469	187,017,944	31,432,884	(42,919,549)	(304,582)	206,922	175,433,619	4,828,769	—
EQ/Intermediate Corporate Bond Portfolio	8,938,854	95,220,380	17,742,680	(21,811,574)	252,799	(3,286,598)	88,117,687	4,758,945	1,305,086
EQ/Intermediate Government Bond Portfolio	10,522,534	108,692,769	13,102,713	(21,811,574)	(404,647)	288,468	99,867,729	2,774,064	—
EQ/Long-Term Bond Portfolio	7,820,754	53,450,371	17,929,718	(15,479,182)	(152,242)	(4,331,339)	51,417,326	2,149,708	—

Total		612,630,079	119,464,129	(161,329,832)	12,184,597	(13,652,141)	569,296,832	17,831,679	14,386,008

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$569,296,832	$—	$569,296,832

Total Assets	$—	$569,296,832	$—	$569,296,832

Total Liabilities	$—	$—	$—	$—

Total	$—	$569,296,832	$—	$569,296,832

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$119,464,129
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$161,329,832

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,673,293
Aggregate gross unrealized depreciation	(55,580,741)

Net unrealized depreciation	$(4,907,448)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$574,204,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $573,457,618)	$569,296,832
Cash	576,026
Receivable for Portfolio shares sold	114,131
Dividends, interest and other receivables	418
Other assets	2,609

Total assets	569,990,016

LIABILITIES
Payable for Portfolio shares repurchased	601,419
Payable for securities purchased	133,178
Distribution fees payable – Class IB	122,856
Administrative fees payable	61,343
Investment management fees payable	49,141
Accrued expenses	47,262

Total liabilities	1,015,199

Commitments and contingent liabilities^
NET ASSETS	$568,974,817

Net assets were comprised of:
Paid in capital	$559,743,226
Total distributable earnings (loss)	9,231,591

Net assets	$568,974,817

Class IB
Net asset value, offering and redemption price per share, $568,974,817 / 49,682,364 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.45

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$17,831,679
Interest	35,386

Total income	17,867,065

EXPENSES
Distribution fees – Class IB	1,490,223
Administrative fees	749,335
Investment management fees	596,080
Custodian fees	70,200
Professional fees	59,034
Printing and mailing expenses	56,022
Trustees’ fees	19,746
Miscellaneous	10,029

Gross expenses	3,050,669
Less: Waiverfrom investment manager	(5,237)

Net expenses	3,045,432

NET INVESTMENT INCOME (LOSS)	14,821,633

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	12,184,597
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	14,386,008

Net realized gain (loss)	26,570,605

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(13,652,141)

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,918,464

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,740,097

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,821,633	$9,656,890
Net realized gain (loss)	26,570,605	(1,776,065)
Net change in unrealized appreciation (depreciation)	(13,652,141)	39,458,575

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,740,097	47,339,400

Distributions to shareholders:
Class IB	(23,413,538)	(11,025,781)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 11,824,413 and 11,610,173 shares, respectively ]	138,890,251	128,212,947
Capital shares issued in reinvestment of dividends and distributions [ 2,042,211 and 976,872 shares, respectively ]	23,413,538	11,025,781
Capital shares repurchased [ (17,975,431) and (16,479,425) shares, respectively ]	(210,542,195)	(180,887,610)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(48,238,406)	(41,648,882)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,911,847)	(5,335,263)
NET ASSETS:
Beginning of year	612,886,664	618,221,927

End of year	$568,974,817	$612,886,664

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.39		$10.72		$12.72		$12.95		$12.36

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.29		0.18		0.11		0.07		0.13
Net realized and unrealized gain (loss)	0.26		0.70		(1.67)		0.25		0.77

Total from investment operations	0.55		0.88		(1.56)		0.32		0.90

Less distributions:
Dividends from net investment income	(0.36)		(0.19)		(0.12)		(0.14)		(0.19)
Distributions from net realized gains	(0.13)		(0.02)		(0.32)		(0.41)		(0.12)

Total dividends and distributions	(0.49)		(0.21)		(0.44)		(0.55)		(0.31)

Net asset value, end of year	$11.45		$11.39		$10.72		$12.72		$12.95

Total return	4.80%		8.23%		(12.26)%		2.50%		7.26%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$568,975		$612,887		$618,222		$837,813		$908,213
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(k)	0.52	%(j)	0.50	%(k)	0.50	%(j)	0.49	%(j)
Before waivers (f)	0.51%		0.52%		0.50%		0.50%		0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.49%		1.59%		0.91%		0.56%		1.00%
Before waivers (f)(x)	2.49%		1.59%		0.91%		0.56%		0.99%
Portfolio turnover rate^	20%		30%		17%		27%		23%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (39.9%)
EQ/2000 Managed Volatility Portfolio‡	5,274,580	$104,707,363
EQ/400 Managed Volatility Portfolio‡	799,799	18,816,315
EQ/500 Managed Volatility Portfolio‡	8,705,281	269,576,501
EQ/International Managed Volatility Portfolio‡	4,198,592	58,384,970

Total Equity		451,485,149

Fixed Income (60.1%)
EQ/AB Short Duration Government Bond Portfolio‡	6,452,523	63,614,124
EQ/Core Bond Index Portfolio‡	27,265,261	250,740,504
EQ/Intermediate Corporate Bond Portfolio‡	12,846,125	126,634,899
EQ/Intermediate Government Bond Portfolio‡	13,943,575	132,336,293
EQ/Long-Term Bond Portfolio‡	16,287,000	107,078,423

Total Fixed Income		680,404,243

Total Investments in Securities (100.0%) (Cost $1,031,485,583)		1,131,889,392
Other Assets Less Liabilities (0.0%)†		189,546

Net Assets (100%)		$1,132,078,938

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	5,274,580	101,494,183	18,328,037	(17,657,878)	397,293	2,145,728	104,707,363	1,671,165	6,796,373
EQ/400 Managed Volatility Portfolio	799,799	18,558,352	2,294,784	(2,526,313)	43,698	445,794	18,816,315	241,014	1,660,352
EQ/500 Managed Volatility Portfolio	8,705,281	291,566,931	53,302,038	(92,921,008)	32,943,952	(15,315,412)	269,576,501	3,394,697	41,212,680
EQ/International Managed Volatility Portfolio	4,198,592	65,892,639	5,485,336	(12,205,252)	918,463	(1,706,216)	58,384,970	1,736,578	925,094
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,452,523	52,382,395	18,754,916	(7,929,814)	5,550	401,077	63,614,124	2,417,390	—
EQ/Core Bond Index Portfolio	27,265,261	245,848,082	35,588,751	(30,443,819)	29,728	(282,238)	250,740,504	6,864,786	—
EQ/Intermediate Corporate Bond Portfolio	12,846,125	124,286,099	22,009,049	(15,209,628)	130,279	(4,580,900)	126,634,899	6,801,929	1,852,067
EQ/Intermediate Government Bond Portfolio	13,943,575	142,143,576	6,545,934	(16,259,628)	(199,972)	106,383	132,336,293	3,660,882	—
EQ/Long-Term Bond Portfolio	16,287,000	108,524,597	21,848,722	(14,184,191)	(234,116)	(8,876,589)	107,078,423	4,444,810	—

Total		1,150,696,854	184,157,567	(209,337,531)	34,034,875	(27,662,373)	1,131,889,392	31,233,251	52,446,566

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,131,889,392	$—	$1,131,889,392

Total Assets	$—	$1,131,889,392	$—	$1,131,889,392

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,131,889,392	$—	$1,131,889,392

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$184,157,567
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$209,337,531

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,913,252
Aggregate gross unrealized depreciation	(83,883,961)

Net unrealized appreciation	$98,029,291

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,033,860,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,031,485,583)	$1,131,889,392
Receivable for securities sold	984,671
Receivable for Portfolio shares sold	380,806
Dividends, interest and other receivables	1,100
Other assets	5,005

Total assets	1,133,260,974

LIABILITIES
Payable for Portfolio shares repurchased	504,895
Distribution fees payable – Class IB	244,364
Overdraft payable	167,745
Administrative fees payable	122,014
Investment management fees payable	96,768
Accrued expenses	46,250

Total liabilities	1,182,036

Commitments and contingent liabilities^
NET ASSETS	$1,132,078,938

Net assets were comprised of:
Paid in capital	$985,315,661
Total distributable earnings (loss)	146,763,277

Net assets	$1,132,078,938

Class IB
Net asset value, offering and redemption price per share, $1,132,078,938 / 82,421,109 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.74

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$31,233,251
Interest	42,301

Total income	31,275,552

EXPENSES
Distribution fees – Class IB	2,881,800
Administrative fees	1,448,928
Investment management fees	1,141,250
Printing and mailing expenses	100,567
Professional fees	78,106
Custodian fees	65,100
Trustees’ fees	37,801
Miscellaneous	16,975

Total expenses	5,770,527

NET INVESTMENT INCOME (LOSS)	25,505,025

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	34,034,875
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	52,446,566

Net realized gain (loss)	86,481,441

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(27,662,373)

NET REALIZED AND UNREALIZED GAIN (LOSS)	58,819,068

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,324,093

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,505,025	$16,565,383
Net realized gain (loss)	86,481,441	14,462,995
Net change in unrealized appreciation (depreciation)	(27,662,373)	88,387,157

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	84,324,093	119,415,535

Distributions to shareholders:
Class IB	(71,108,419)	(31,758,497)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 8,673,604 and 12,932,209 shares, respectively ]	123,090,240	170,475,014
Capital shares issued in reinvestment of dividends and distributions [ 5,127,250 and 2,395,069 shares, respectively ]	71,108,419	31,758,497
Capital shares repurchased [ (16,028,564) and (18,884,754) shares , respectively]	(226,514,272)	(245,287,142)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,315,613)	(43,053,631)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,099,939)	44,603,407
NET ASSETS:
Beginning of year	1,151,178,877	1,106,575,470

End of year	$1,132,078,938	$1,151,178,877

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$13.60		$12.55		$15.72		$15.67		$14.83

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.31		0.20		0.12		0.09		0.13
Net realized and unrealized gain (loss)	0.74		1.24		(2.40)		1.01		1.33

Total from investment operations	1.05		1.44		(2.28)		1.10		1.46

Less distributions:
Dividends from net investment income	(0.40)		(0.21)		(0.13)		(0.25)		(0.25)
Distributions from net realized gains	(0.51)		(0.18)		(0.76)		(0.80)		(0.37)

Total dividends and distributions	(0.91)		(0.39)		(0.89)		(1.05)		(0.62)

Net asset value, end of year	$13.74		$13.60		$12.55		$15.72		$15.67

Total return	7.66%		11.55%		(14.46)%		7.08%		9.93%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,132,079		$1,151,179		$1,106,575		$1,595,539		$1,602,539
Ratio of expenses to average net assets (f)	0.50	%(j)	0.50	%(j)	0.49	%(k)	0.48	%(o)	0.50	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	2.21%		1.49%		0.84%		0.57%		0.87%
Portfolio turnover rate^	16%		26%		16%		22%		28%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.96% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (49.9%)
EQ/2000 Managed Volatility Portfolio‡	18,715,828	$371,533,818
EQ/400 Managed Volatility Portfolio‡	2,800,329	65,881,363
EQ/500 Managed Volatility Portfolio‡	31,381,213	971,782,224
EQ/International Managed Volatility Portfolio‡	14,772,537	205,424,633

Total Equity		1,614,622,038

Fixed Income (50.1%)
EQ/AB Short Duration Government Bond Portfolio‡	13,713,210	135,195,778
EQ/Core Bond Index Portfolio‡	64,518,076	593,329,909
EQ/Intermediate Corporate Bond Portfolio‡	30,059,223	296,318,666
EQ/Intermediate Government Bond Portfolio‡	31,419,601	298,198,524
EQ/Long-Term Bond Portfolio‡	45,427,433	298,661,388

Total Fixed Income		1,621,704,265

Total Investments in Securities (100.0%) (Cost $2,855,605,387)		3,236,326,303
Other Assets Less Liabilities (0.0%)†		(104,271)

Net Assets (100%)		$3,236,222,032

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	18,715,828	358,911,841	60,446,032	(57,275,987)	316,366	9,135,566	371,533,818	5,924,584	24,100,665
EQ/400 Managed Volatility Portfolio	2,800,329	66,428,630	7,023,822	(9,450,179)	(22,314)	1,901,404	65,881,363	843,837	5,830,753
EQ/500 Managed Volatility Portfolio	31,381,213	1,026,430,097	174,834,926	(290,852,691)	104,364,713	(42,994,821)	971,782,224	12,221,317	148,125,113
EQ/International Managed Volatility Portfolio	14,772,537	234,680,667	13,165,926	(40,038,173)	(679,430)	(1,704,357)	205,424,633	6,103,892	3,252,409
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	13,713,210	117,693,371	31,481,286	(14,850,359)	21,075	850,405	135,195,778	5,132,817	—
EQ/Core Bond Index Portfolio	64,518,076	561,521,386	99,485,702	(67,689,070)	359,910	(348,019)	593,329,909	16,229,912	—
EQ/Intermediate Corporate Bond Portfolio	30,059,223	290,395,406	50,102,737	(33,975,807)	347,717	(10,551,387)	296,318,666	15,903,764	4,327,426
EQ/Intermediate Government Bond Portfolio	31,419,601	311,751,031	21,317,188	(34,475,807)	(602,179)	208,291	298,198,524	8,245,643	—
EQ/Long-Term Bond Portfolio	45,427,433	299,071,818	59,580,068	(35,250,897)	(286,076)	(24,453,525)	298,661,388	12,383,902	—

Total		3,266,884,247	517,437,687	(583,858,970)	103,819,782	(67,956,443)	3,236,326,303	82,989,668	185,636,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,236,326,303	$—	$3,236,326,303

Total Assets	$—	$3,236,326,303	$—	$3,236,326,303

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,236,326,303	$—	$3,236,326,303

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$517,437,687
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$583,858,970

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$588,585,331
Aggregate gross unrealized depreciation	(212,609,349)

Net unrealized appreciation	$375,975,982

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,860,350,321

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,855,605,387)	$3,236,326,303
Receivable for securities sold	1,913,150
Receivable for Portfolio shares sold	853,492
Dividends, interest and other receivables	168,071
Other assets	14,416

Total assets	3,239,275,432

LIABILITIES
Payable for Portfolio shares repurchased	1,580,013
Distribution fees payable – Class IB	699,686
Administrative fees payable	349,362
Investment management fees payable	262,472
Overdraft payable	70,693
Accrued expenses	91,174

Total liabilities	3,053,400

Commitments and contingent liabilities^
NET ASSETS	$3,236,222,032

Net assets were comprised of:
Paid in capital	$2,693,818,944
Total distributable earnings (loss)	542,403,088

Net assets	$3,236,222,032

Class IB
Net asset value, offering and redemption price per share, $3,236,222,032 / 204,869,750 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.80

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($82,989,668 of dividend income received from affiliates) (net of $(5,073) foreign withholding tax)	$82,994,741
Interest	66,961

Total income	83,061,702

EXPENSES
Distribution fees – Class IB	8,250,101
Administrative fees	4,147,974
Investment management fees	3,095,006
Printing and mailing expenses	271,038
Trustees’ fees	108,362
Professional fees	106,145
Custodian fees	86,300
Miscellaneous	36,215

Total expenses	16,101,141

NET INVESTMENT INCOME (LOSS)	66,960,561

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($103,819,782 realized gain (loss) from affiliates)	103,991,133
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	185,636,366
Foreign currency transactions	323

Net realized gain (loss)	289,627,822

Change in unrealized appreciation (depreciation) on:
Investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(67,956,443)
Foreign currency translations	(10,948)

Net change in unrealized appreciation (depreciation)	(67,967,391)

NET REALIZED AND UNREALIZED GAIN (LOSS)	221,660,431

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$288,620,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$66,960,561	$44,911,524
Net realized gain (loss)	289,627,822	54,284,220
Net change in unrealized appreciation (depreciation)	(67,967,391)	287,072,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	288,620,992	386,268,237

Distributions to shareholders:
Class IB	(222,827,874)	(77,384,260)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 13,292,738 and 24,331,986 shares, respectively ]	215,802,966	362,564,917
Capital shares issued in reinvestment of dividends and distributions [ 13,932,424 and 5,113,651 shares, respectively ]	222,827,874	77,384,260
Capital shares repurchased [ (32,833,925) and (41,392,910) shares, respectively ]	(534,641,027)	(607,002,300)

Total Class IB transactions	(96,010,187)	(167,053,123)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(96,010,187)	(167,053,123)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,217,069)	141,830,854
NET ASSETS:
Beginning of year	3,266,439,101	3,124,608,247

End of year	$3,236,222,032	$3,266,439,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$15.52		$14.05		$17.65		$17.07		$16.07

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.33		0.21		0.13		0.12		0.14
Net realized and unrealized gain (loss)	1.10		1.63		(2.89)		1.48		1.64

Total from investment operations	1.43		1.84		(2.76)		1.60		1.78

Less distributions:
Dividends from net investment income	(0.44)		(0.23)		(0.14)		(0.32)		(0.29)
Distributions from net realized gains	(0.71)		(0.14)		(0.70)		(0.70)		(0.49)

Total dividends and distributions	(1.15)		(0.37)		(0.84)		(1.02)		(0.78)

Net asset value, end of year	$15.80		$15.52		$14.05		$17.65		$17.07

Total return	9.16%		13.22%		(15.57)%		9.48%		11.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,236,222		$3,266,439		$3,124,608		$4,414,758		$3,676,850
Ratio of expenses to average net assets (f)	0.49	%(j)	0.49	%(j)	0.49	%(j)	0.48	%(g)(k)	0.49	%(o)
Ratio of net investment income (loss) to average net assets (f)(x)	2.03%		1.42%		0.82%		0.65%		0.86%
Portfolio turnover rate^	16%		21%		13%		24%		27%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (59.9%)
EQ/2000 Managed Volatility Portfolio‡	37,090,132	$736,287,921
EQ/400 Managed Volatility Portfolio‡	5,806,597	136,607,706
EQ/500 Managed Volatility Portfolio‡	63,464,489	1,965,305,222
EQ/International Managed Volatility Portfolio‡	29,560,842	411,068,536

Total Equity		3,249,269,385

Fixed Income (40.1%)
EQ/AB Short Duration Government Bond Portfolio‡	14,532,765	143,275,602
EQ/Core Bond Index Portfolio‡	86,881,098	798,987,782
EQ/Intermediate Corporate Bond Portfolio‡	40,979,986	403,973,664
EQ/Intermediate Government Bond Portfolio‡	42,461,103	402,991,689
EQ/Long-Term Bond Portfolio‡	64,209,223	422,141,736

Total Fixed Income		2,171,370,473

Total Investments in Securities (100.0%) (Cost $4,416,559,292)		5,420,639,858
Other Assets Less Liabilities (0.0%)†		(269,428)

Net Assets (100%)		$5,420,370,430

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	37,090,132	723,164,348	127,843,909	(132,456,411)	253,617	17,482,458	736,287,921	11,764,144	47,691,595
EQ/400 Managed Volatility Portfolio	5,806,597	140,731,654	14,012,963	(22,133,925)	416,064	3,580,950	136,607,706	1,753,480	12,088,682
EQ/500 Managed Volatility Portfolio	63,464,489	2,087,512,088	338,009,673	(587,448,523)	234,174,929	(106,942,945)	1,965,305,222	24,761,018	299,889,109
EQ/International Managed Volatility Portfolio	29,560,842	476,074,277	25,888,563	(86,562,131)	10,809,601	(15,141,774)	411,068,536	12,248,717	6,524,959
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	14,532,765	144,400,362	17,620,813	(19,733,925)	15,285	973,067	143,275,602	5,450,012	—
EQ/Core Bond Index Portfolio	86,881,098	757,229,090	153,255,285	(111,429,981)	445,728	(512,340)	798,987,782	21,898,794	—
EQ/Intermediate Corporate Bond Portfolio	40,979,986	399,001,148	76,323,499	(57,408,383)	823,076	(14,765,676)	403,973,664	21,724,422	5,903,750
EQ/Intermediate Government Bond Portfolio	42,461,103	393,120,185	67,811,642	(57,408,383)	333,897	(865,652)	402,991,689	11,166,318	—
EQ/Long-Term Bond Portfolio	64,209,223	433,717,222	86,376,002	(62,675,346)	(553,675)	(34,722,467)	422,141,736	17,545,276	—

Total		5,554,950,374	907,142,349	(1,137,257,008)	246,718,522	(150,914,379)	5,420,639,858	128,312,181	372,098,095

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,420,639,858	$—	$5,420,639,858

Total Assets	$—	$5,420,639,858	$—	$5,420,639,858

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,420,639,858	$—	$5,420,639,858

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$907,142,349
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,137,257,008

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,292,553,170
Aggregate gross unrealized depreciation	(294,644,494)

Net unrealized appreciation	$997,908,676

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,422,731,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,416,559,292)	$5,420,639,858
Receivable for securities sold	5,924,571
Receivable for Portfolio shares sold	530,034
Dividends, interest and other receivables	2,307
Other assets	24,417

Total assets	5,427,121,187

LIABILITIES
Overdraft payable	2,273,639
Payable for Portfolio shares repurchased	2,135,747
Distribution fees payable – Class IB	1,175,395
Administrative fees payable	586,889
Investment management fees payable	432,560
Accrued expenses	146,527

Total liabilities	6,750,757

Commitments and contingent liabilities^
NET ASSETS	$5,420,370,430

Net assets were comprised of:
Paid in capital	$4,082,745,467
Total distributable earnings (loss)	1,337,624,963

Net assets	$5,420,370,430

Class IB
Net asset value, offering and redemption price per share, $5,420,370,430 / 328,058,333 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.52

^ See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$128,312,181
Interest	94,564

Total income	128,406,745

EXPENSES
Distribution fees – Class IB	13,928,606
Administrative fees	7,003,310
Investment management fees	5,124,970
Printing and mailing expenses	448,168
Professional fees	228,988
Trustees’ fees	183,722
Custodian fees	87,100
Miscellaneous	81,908

Total expenses	27,086,772

NET INVESTMENT INCOME (LOSS)	101,319,973

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	246,718,522
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	372,098,095

Net realized gain (loss)	618,816,617

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(150,914,379)

NET REALIZED AND UNREALIZED GAIN (LOSS)	467,902,238

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$569,222,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$101,319,973	$71,120,990
Net realized gain (loss)	618,816,617	150,544,868
Net change in unrealized appreciation (depreciation)	(150,914,379)	514,740,241

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	569,222,211	736,406,099

Distributions to shareholders:
Class IB	(457,179,255)	(206,638,132)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 14,244,113 and 24,631,437 shares, respectively ]	244,547,309	387,171,790
Capital shares issued in reinvestment of dividends and distributions [ 27,246,906 and 13,089,736 shares, respectively ]	457,179,255	206,638,132
Capital shares repurchased [ (55,181,362) and (56,973,907) shares, respectively ]	(948,082,000)	(879,996,129)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(246,355,436)	(286,186,207)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(134,312,480)	243,581,760
NET ASSETS:
Beginning of year	5,554,682,910	5,311,101,150

End of year	$5,420,370,430	$5,554,682,910

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$16.25		$14.71		$19.35		$18.86		$17.76

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.31		0.21		0.13		0.11		0.15
Net realized and unrealized gain (loss)	1.44		1.95		(3.34)		2.10		2.02

Total from investment operations	1.75		2.16		(3.21)		2.21		2.17

Less distributions:
Dividends from net investment income	(0.44)		(0.23)		(0.15)		(0.40)		(0.35)
Distributions from net realized gains	(1.04)		(0.39)		(1.28)		(1.32)		(0.72)

Total dividends and distributions	(1.48)		(0.62)		(1.43)		(1.72)		(1.07)

Net asset value, end of year	$16.52		$16.25		$14.71		$19.35		$18.86

Total return	10.76%		14.86%		(16.51)%		11.91%		12.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,420,370		$5,554,683		$5,311,101		$7,448,672		$7,412,644
Ratio of expenses to average net assets (f)	0.49	%(j)	0.49	%(j)	0.48	%(k)	0.47	%(o)	0.48	%(j)
Ratio of net investment income (loss) to average net assets (f)(x)	1.82%		1.33%		0.79%		0.56%		0.83%
Portfolio turnover rate^	16%		17%		12%		20%		24%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.0%)
EQ/2000 Managed Volatility Portfolio‡	37,986,877	$754,089,490
EQ/400 Managed Volatility Portfolio‡	5,458,610	128,420,853
EQ/500 Managed Volatility Portfolio‡	65,213,528	2,019,467,715
EQ/International Managed Volatility Portfolio‡	29,614,976	411,821,314

Total Equity		3,313,799,372

Fixed Income (30.0%)
EQ/AB Short Duration Government Bond Portfolio‡	10,207,924	100,637,863
EQ/Core Bond Index Portfolio‡	55,309,778	508,647,306
EQ/Intermediate Corporate Bond Portfolio‡	26,161,166	257,892,285
EQ/Intermediate Government Bond Portfolio‡	26,960,983	255,882,479
EQ/Long-Term Bond Portfolio‡	44,780,977	294,411,278

Total Fixed Income		1,417,471,211

Total Investments in Securities (100.0%) (Cost $3,810,992,042)		4,731,270,583
Other Assets Less Liabilities (0.0%)†		(965,646)

Net Assets (100%)		$4,730,304,937

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	37,986,877	714,447,782	128,748,717	(106,417,612)	892,435	16,418,168	754,089,490	12,001,553	48,450,732
EQ/400 Managed Volatility Portfolio	5,458,610	131,295,007	13,124,735	(19,835,383)	467,058	3,369,436	128,420,853	1,641,895	11,341,537
EQ/500 Managed Volatility Portfolio	65,213,528	2,051,015,557	336,117,595	(487,328,084)	145,188,592	(25,525,945)	2,019,467,715	25,322,062	306,050,304
EQ/International Managed Volatility Portfolio	29,614,976	463,802,458	21,645,709	(69,324,189)	4,292,972	(8,595,636)	411,821,314	12,200,608	6,505,585
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	10,207,924	89,550,727	21,570,670	(11,019,369)	10,590	525,245	100,637,863	3,812,905	—
EQ/Core Bond Index Portfolio	55,309,778	455,716,070	110,782,869	(57,665,518)	148,638	(334,753)	508,647,306	13,886,197	—
EQ/Intermediate Corporate Bond Portfolio	26,161,166	244,360,555	51,902,336	(29,322,094)	303,088	(9,351,600)	257,892,285	13,811,374	3,746,203
EQ/Intermediate Government Bond Portfolio	26,960,983	240,054,974	45,910,887	(29,722,094)	174,700	(535,988)	255,882,479	7,061,129	—
EQ/Long-Term Bond Portfolio	44,780,977	294,170,863	60,927,645	(36,414,121)	(327,882)	(23,945,227)	294,411,278	12,180,812	—

Total		4,684,413,993	790,731,163	(847,048,464)	151,150,191	(47,976,300)	4,731,270,583	101,918,535	376,094,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,731,270,583	$—	$4,731,270,583

Total Assets	$—	$4,731,270,583	$—	$4,731,270,583

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,731,270,583	$—	$4,731,270,583

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$790,731,163
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$847,048,464

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,107,356,513
Aggregate gross unrealized depreciation	(191,415,051)

Net unrealized appreciation	$915,941,462

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,815,329,121

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,810,992,042)	$4,731,270,583
Cash	236,678
Receivable for securities sold	2,207,442
Receivable for Portfolio shares sold	192,598
Dividends, interest and other receivables	1,814
Other assets	20,862

Total assets	4,733,929,977

LIABILITIES
Payable for Portfolio shares repurchased	1,566,258
Distribution fees payable – Class IB	1,025,416
Administrative fees payable	512,002
Investment management fees payable	379,734
Accrued expenses	141,630

Total liabilities	3,625,040

Commitments and contingent liabilities^
NET ASSETS	$4,730,304,937

Net assets were comprised of:
Paid in capital	$3,490,075,713
Total distributable earnings (loss)	1,240,229,224

Net assets	$4,730,304,937

Class IB
Net asset value, offering and redemption price per share, $4,730,304,937 / 244,893,848 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.32

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$101,918,535
Interest	56,622

Total income	101,975,157

EXPENSES
Distribution fees – Class IB (a)	11,957,251
Administrative fees	6,012,605
Investment management fees	4,430,289
Printing and mailing expenses	387,662
Professional fees	201,809
Trustees’ fees	156,928
Custodian fees	80,600
Distribution fees – Class IA (a)	1,992
Miscellaneous	69,870

Total expenses	23,299,006

NET INVESTMENT INCOME (LOSS)	78,676,151

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	151,150,191
Net distributions of realized gain received from underlying funds ( All realized gains received from affiliates)	376,094,361

Net realized gain (loss)	527,244,552

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(47,976,300)

NET REALIZED AND UNREALIZED GAIN (LOSS)	479,268,252

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$557,944,403

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$78,676,151	$56,419,670
Net realized gain (loss)	527,244,552	124,279,789
Net change in unrealized appreciation (depreciation)	(47,976,300)	497,419,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	557,944,403	678,118,952

Distributions to shareholders:
Class IA	—	(56,346)
Class IB	(361,686,632)	(160,435,660)

Total distributions to shareholders	(361,686,632)	(160,492,006)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,155 shares, respectively ]	—	56,346
Capital shares repurchased in connection with share class combination (Note 1) [ (87,162) and 0 shares, respectively ]	(1,725,971)	—
Capital shares repurchased [ (1,652) and (2,271) shares ]	(31,243)	(39,540)

Total Class IA transactions	(1,757,214)	16,806

Class IB
Capital shares sold [ 12,827,432 and 17,880,018 shares, respectively ]	254,007,384	317,847,032
Capital shares issued in connection with share class combination (Note 1) [ 87,048 and 0 shares, respectively ]	1,725,971	—
Capital shares issued in reinvestment of dividends and distributions [ 18,412,933 and 8,976,455 shares, respectively ]	361,686,632	160,435,660
Capital shares repurchased [ (38,572,794) and (38,577,074) shares, respectively ]	(765,791,685)	(673,971,256)

Total Class IB transactions	(148,371,698)	(195,688,564)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(150,128,912)	(195,671,758)

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,128,859	321,955,188
NET ASSETS:
Beginning of year	4,684,176,078	4,362,220,890

End of year	$4,730,304,937	$4,684,176,078

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$18.57		$16.53		$21.99		$20.84		$19.33

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.33		0.22		0.14		0.13		0.16
Net realized and unrealized gain (loss)	1.98		2.47		(3.99)		2.81		2.44

Total from investment operations	2.31		2.69		(3.85)		2.94		2.60

Less distributions:
Dividends from net investment income	(0.48)		(0.25)		(0.16)		(0.51)		(0.40)
Distributions from net realized gains	(1.08)		(0.40)		(1.45)		(1.28)		(0.69)

Total dividends and distributions	(1.56)		(0.65)		(1.61)		(1.79)		(1.09)

Net asset value, end of year	$19.32		$18.57		$16.53		$21.99		$20.84

Total return	12.42%		16.47%		(17.40)%		14.28%		13.64%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,730,305		$4,682,529		$4,360,770		$6,010,718		$5,754,524
Ratio of expenses to average net assets (f)	0.49	%(j)	0.49	%(k)	0.48	%(o)	0.47	%(jj)	0.49	%(k)
Ratio of net investment income (loss) to average net assets (f)(x)	1.64%		1.26%		0.75%		0.56%		0.82%
Portfolio turnover rate^	17%		15%		11%		19%		24%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.02% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (80.2%)
EQ/2000 Managed Volatility Portfolio‡	50,644,669	$1,005,363,318
EQ/400 Managed Volatility Portfolio‡	6,928,066	162,991,699
EQ/500 Managed Volatility Portfolio‡	88,064,412	2,727,091,177
EQ/International Managed Volatility Portfolio‡	39,265,518	546,020,273

Total Equity		4,441,466,467

Fixed Income (19.8%)
EQ/AB Short Duration Government Bond Portfolio‡	7,666,344	75,580,940
EQ/Core Bond Index Portfolio‡	42,658,500	392,301,901
EQ/Intermediate Corporate Bond Portfolio‡	20,040,723	197,558,008
EQ/Intermediate Government Bond Portfolio‡	20,604,262	195,551,829
EQ/Long-Term Bond Portfolio‡	36,001,463	236,690,613

Total Fixed Income		1,097,683,291

Total Investments in Securities (100.0%) (Cost $4,703,242,005)		5,539,149,758
Other Assets Less Liabilities (0.0%)†		(1,703,155)

Net Assets (100%)		$5,537,446,603

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	50,644,669	877,717,041	179,881,052	(73,457,297)	250,129	20,972,393	1,005,363,318	15,968,540	64,234,426
EQ/400 Managed Volatility Portfolio	6,928,066	155,843,491	17,981,379	(14,735,537)	176,833	3,725,533	162,991,699	2,079,532	14,242,746
EQ/500 Managed Volatility Portfolio	88,064,412	2,590,261,488	472,085,538	(472,668,586)	34,418,026	102,994,712	2,727,091,178	34,108,538	411,431,392
EQ/International Managed Volatility Portfolio	39,265,518	573,936,749	31,351,655	(52,232,146)	1,041,344	(8,077,329)	546,020,273	16,110,180	8,605,073
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	7,666,344	60,788,356	19,439,144	(4,889,807)	4,331	238,916	75,580,940	2,857,853	—
EQ/Core Bond Index Portfolio	42,658,500	314,092,956	103,932,521	(25,426,996)	115,526	(412,106)	392,301,901	10,687,804	—
EQ/Intermediate Corporate Bond Portfolio	20,040,723	177,664,876	40,584,272	(13,691,459)	128,865	(7,128,546)	197,558,008	10,560,449	2,863,206
EQ/Intermediate Government Bond Portfolio	20,604,262	172,238,506	37,221,820	(13,691,459)	117,411	(334,450)	195,551,828	5,386,204	—
EQ/Long-Term Bond Portfolio	36,001,463	214,653,115	59,923,475	(18,581,266)	(114,709)	(19,190,002)	236,690,613	9,771,566	—

Total		5,137,196,578	962,400,856	(689,374,553)	36,137,756	92,789,121	5,539,149,758	107,530,666	501,376,843

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,539,149,758	$—	$5,539,149,758

Total Assets	$—	$5,539,149,758	$—	$5,539,149,758

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,539,149,758	$—	$5,539,149,758

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$962,400,856
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$689,374,553

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$969,810,057
Aggregate gross unrealized depreciation	(144,246,703)

Net unrealized appreciation	$825,563,354

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,713,586,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,703,242,005)	$5,539,149,758
Receivable for securities sold	2,180,885
Receivable for Portfolio shares sold	923,407
Dividends, interest and other receivables	1,769
Other assets	23,513

Total assets	5,542,279,332

LIABILITIES
Payable for Portfolio shares repurchased	1,821,413
Distribution fees payable - Class IB	1,202,120
Administrative fees payable	600,233
Overdraft payable	529,852
Investment management fees payable	441,913
Accrued expenses	237,198

Total liabilities	4,832,729

Commitments and contingent liabilities^
NET ASSETS	$5,537,446,603

Net assets were comprised of:
Paid in capital	$4,310,407,445
Total distributable earnings (loss)	1,227,039,158

Net assets	$5,537,446,603

Class IB
Net asset value, offering and redemption price per share, $5,537,446,603 / 318,729,878 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.37

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$107,530,666
Interest	59,092

Total income	107,589,758

EXPENSES
Distribution fees – Class IB	13,599,284
Administrative fees	6,835,916
Investment management fees	5,009,707
Printing and mailing expenses	442,529
Professional fees	223,594
Trustees’ fees	176,458
Custodian fees	94,400
Miscellaneous	76,795

Total expenses	26,458,683

NET INVESTMENT INCOME (LOSS)	81,131,075

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	36,137,756
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	501,376,843

Net realized gain (loss)	537,514,599

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	92,789,121

NET REALIZED AND UNREALIZED GAIN (LOSS)	630,303,720

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$711,434,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$81,131,075	$57,938,017
Net realized gain (loss)	537,514,599	142,206,814
Net change in unrealized appreciation (depreciation)	92,789,121	605,847,553

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	711,434,795	805,992,384

Distributions to shareholders:
Class IB	(322,116,075)	(171,282,268)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 30,746,556 and 21,789,585 shares, respectively ]	535,380,024	334,860,957
Capital shares issued in reinvestment of dividends and distributions [ 18,252,200 and 11,122,230 shares, respectively ]	322,116,075	171,282,268
Capital shares repurchased [ (48,368,232) and (40,275,804) shares, respectively ]	(844,585,675)	(610,227,444)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,910,424	(104,084,219)

TOTAL INCREASE (DECREASE) IN NET ASSETS	402,229,144	530,625,897
NET ASSETS:
Beginning of year	5,135,217,459	4,604,591,562

End of year	$5,537,446,603	$5,135,217,459

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$16.14		$14.15		$19.04		$17.63		$16.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.26		0.18		0.11		0.11		0.15
Net realized and unrealized gain (loss)	2.02		2.36		(3.62)		2.81		2.15

Total from investment operations	2.28		2.54		(3.51)		2.92		2.30

Less distributions:
Dividends from net investment income	(0.40)		(0.20)		(0.13)		(0.48)		(0.36)
Distributions from net realized gains	(0.65)		(0.35)		(1.25)		(1.03)		(0.35)

Total dividends and distributions	(1.05)		(0.55)		(1.38)		(1.51)		(0.71)

Net asset value, end of year	$17.37		$16.14		$14.15		$19.04		$17.63

Total return	14.11%		18.17%		(18.34)%		16.82%		14.52%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,537,447		$5,135,217		$4,604,592		$6,110,815		$5,583,681
Ratio of expenses to average net assets (f)	0.49	%(j)	0.49	%(j)	0.48	%(k)	0.47	%(o)	0.49	%(j)
Ratio of net investment income (loss) to average net assets (f)(x)	1.49%		1.20%		0.71%		0.58%		0.92%
Portfolio turnover rate^	13%		11%		8%		16%		21%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.3%)
1290 Avantis U.S. Large Cap Growth Fund‡	132,542	$2,462,621
1290 VT Equity Income Portfolio‡	587,973	2,804,524
1290 VT GAMCO Small Company Value Portfolio‡	22,394	1,615,117
1290 VT Micro Cap Portfolio‡	162,111	1,695,332
ATM International Managed Volatility Portfolio‡	797,475	8,245,422
ATM Large Cap Managed Volatility Portfolio‡	2,932,366	42,578,019
ATM Mid Cap Managed Volatility Portfolio‡	1,497,117	12,200,055
ATM Small Cap Managed Volatility Portfolio‡	423,738	4,625,924
EQ/AB Small Cap Growth Portfolio‡	178,109	3,133,716
EQ/American Century Mid Cap Value Portfolio‡	114,677	2,487,434
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	525,812	6,451,509
EQ/Global Equity Managed Volatility Portfolio‡	189,649	3,063,067
EQ/International Core Managed Volatility Portfolio‡	191,061	2,032,256
EQ/International Equity Index Portfolio‡	72,744	795,060
EQ/International Value Managed Volatility Portfolio‡	234,188	2,992,363
EQ/Janus Enterprise Portfolio‡	225,875	5,094,190
EQ/JPMorgan Growth Stock Portfolio*‡	50,917	3,891,953
EQ/JPMorgan Value Opportunities Portfolio‡	146,311	2,826,302
EQ/Large Cap Core Managed Volatility Portfolio‡	717,597	7,835,861
EQ/Large Cap Value Managed Volatility Portfolio‡	206,488	3,766,114
EQ/Loomis Sayles Growth Portfolio*‡	344,990	4,019,617
EQ/MFS International Growth Portfolio‡	399,255	2,960,449
EQ/Morgan Stanley Small Cap Growth Portfolio‡	191,180	1,736,141
EQ/Value Equity Portfolio‡	123,180	2,766,977

Total Equity		132,080,023

Fixed Income (79.6%)
1290 Diversified Bond Fund‡	3,434,184	27,851,233
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,581,618	38,691,611
1290 VT High Yield Bond Portfolio‡	1,269,447	11,210,890
EQ/Core Bond Index Portfolio‡	11,082,847	101,921,582
EQ/Core Plus Bond Portfolio‡	9,199,477	30,508,984
EQ/Intermediate Government Bond Portfolio‡	13,159,188	124,891,792
EQ/Long-Term Bond Portfolio‡	6,172,330	40,579,812
EQ/PIMCO Ultra Short Bond Portfolio‡	6,106,837	60,053,448
EQ/Quality Bond PLUS Portfolio‡	4,057,482	30,905,924
Multimanager Core Bond Portfolio‡	6,065,242	51,385,499

Total Fixed Income		518,000,775

Total Investments in Securities (99.9%) (Cost $685,898,248)		650,080,798
Other Assets Less Liabilities (0.1%)		774,077

Net Assets (100%)		$650,854,875

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	132,542	—	2,727,189	(634,431)	39,281	330,582	2,462,621	2,129	8,899
1290 VT Equity Income Portfolio	587,973	3,442,278	349,523	(1,023,095)	265,003	(229,185)	2,804,524	65,109	228,749
1290 VT GAMCO Small Company Value Portfolio	22,394	1,625,014	149,884	(216,193)	14,840	41,572	1,615,117	13,123	120,078
1290 VT Micro Cap Portfolio	162,111	1,714,650	31,682	(354,762)	(10,519)	314,281	1,695,332	7,566	—
ATM International Managed Volatility Portfolio	797,475	10,395,911	564,471	(2,635,289)	516,859	(596,530)	8,245,422	262,036	175,181
ATM Large Cap Managed Volatility Portfolio	2,932,366	49,781,622	9,057,602	(18,269,155)	5,374,703	(3,366,753)	42,578,019	534,305	7,892,173
ATM Mid Cap Managed Volatility Portfolio	1,497,117	15,024,634	1,450,956	(4,656,291)	(175,322)	556,078	12,200,055	156,391	1,112,404
ATM Small Cap Managed Volatility Portfolio	423,738	5,308,464	463,578	(1,209,525)	30,009	33,398	4,625,924	72,393	342,952

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/AB Small Cap Growth Portfolio	178,109	3,588,930	313,381	(995,955)	20,728	206,632	3,133,716	14,114	258,468
EQ/American Century Mid Cap Value Portfolio	114,677	2,818,310	218,482	(598,001)	9,153	39,490	2,487,434	51,553	139,476
EQ/ClearBridge Select Equity Managed Volatility Portfolio	525,812	7,867,056	124,263	(3,007,573)	(50,933)	1,518,696	6,451,509	34,470	—
EQ/Global Equity Managed Volatility Portfolio	189,649	3,752,360	427,242	(1,184,525)	393,809	(325,819)	3,063,067	46,782	332,228
EQ/International Core Managed Volatility Portfolio	191,061	2,443,343	189,160	(536,571)	157,650	(221,326)	2,032,256	51,522	102,750
EQ/International Equity Index Portfolio	72,744	756,239	25,854	—	—	12,967	795,060	25,854	—
EQ/International Value Managed Volatility Portfolio	234,188	3,749,164	300,332	(884,525)	202,242	(374,850)	2,992,363	82,445	169,654
EQ/Janus Enterprise Portfolio	225,875	6,559,619	438,354	(2,275,717)	83,087	288,847	5,094,190	632	372,807
EQ/JPMorgan Growth Stock Portfolio*	50,917	4,392,386	229,790	(1,847,432)	172,396	944,813	3,891,953	—	182,318
EQ/JPMorgan Value Opportunities Portfolio	146,311	3,547,461	431,439	(1,273,095)	327,674	(207,177)	2,826,302	38,681	337,092
EQ/Large Cap Core Managed Volatility Portfolio	717,597	10,000,121	1,604,456	(4,237,382)	2,407,890	(1,939,224)	7,835,861	93,636	1,382,805
EQ/Large Cap Growth Index Portfolio	—	1,221,254	—	(1,346,146)	1,008,065	(883,173)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	206,488	4,839,059	495,609	(1,766,380)	398,489	(200,663)	3,766,114	67,716	354,783
EQ/Loomis Sayles Growth Portfolio*	344,990	5,680,661	738,484	(3,031,002)	1,266,810	(635,336)	4,019,617	—	683,577
EQ/MFS International Growth Portfolio	399,255	3,679,905	262,546	(1,071,002)	307,306	(218,306)	2,960,449	30,165	177,475
EQ/Morgan Stanley Small Cap Growth Portfolio	191,180	1,755,063	25,809	(354,762)	(18,017)	328,048	1,736,141	1,693	—
EQ/Value Equity Portfolio	123,180	3,673,374	192,443	(1,223,095)	558,595	(434,340)	2,766,977	32,871	103,907
Fixed Income
1290 Diversified Bond Fund	3,434,184	31,665,685	2,556,258	(3,459,081)	(16,804)	(2,894,825)	27,851,233	1,829,328	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,581,618	44,512,054	3,138,520	(8,375,729)	(593,876)	10,642	38,691,611	1,877,159	—
1290 VT High Yield Bond Portfolio	1,269,447	12,056,723	1,036,318	(2,076,482)	961	193,370	11,210,890	692,381	—
EQ/Core Bond Index Portfolio	11,082,847	113,421,314	11,583,205	(23,120,506)	11,779	25,790	101,921,582	2,792,454	—
EQ/Core Plus Bond Portfolio	9,199,477	35,849,343	3,099,188	(6,645,155)	(689,621)	(1,104,771)	30,508,984	1,665,074	—
EQ/Intermediate Government Bond Portfolio	13,159,188	141,074,809	12,702,122	(28,893,069)	(136,296)	144,226	124,891,792	3,457,628	—
EQ/Long-Term Bond Portfolio	6,172,330	49,297,465	5,901,825	(11,042,940)	(2,138,684)	(1,437,854)	40,579,812	1,683,318	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	6,106,837	66,816,211	4,124,725	(11,835,843)	(205,022)	1,153,377	60,053,448	2,857,654	—
EQ/Quality Bond PLUS Portfolio	4,057,482	35,336,707	2,710,986	(6,783,725)	(370,987)	12,943	30,905,924	1,024,438	—
Multimanager Core Bond Portfolio	6,065,242	59,170,323	3,986,339	(10,936,689)	(669,638)	(164,836)	51,385,499	2,066,913	—

Total		746,817,512	71,652,015	(167,801,123)	8,491,610	(9,079,216)	650,080,798	21,631,533	14,477,776

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$30,313,854	$619,766,944	$—	$650,080,798

Total Assets	$30,313,854	$619,766,944	$—	$650,080,798

Total Liabilities	$—	$—	$—	$—

Total	$30,313,854	$619,766,944	$—	$650,080,798

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$71,652,015
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$167,801,123

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,428,523
Aggregate gross unrealized depreciation	(74,928,274)

Net unrealized depreciation	$(37,499,751)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$687,580,549

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $685,898,248)	$650,080,798
Cash	764,845
Receivable for securities sold	541,685
Receivable for Portfolio shares sold	40,259
Dividends, interest and other receivables	2,205
Other assets	3,158

Total assets	651,432,950

LIABILITIES
Payable for Portfolio shares repurchased	259,210
Distribution fees payable – Class IB	139,113
Administrative fees payable	69,944
Investment management fees payable	20,800
Accrued expenses	89,008

Total liabilities	578,075

Commitments and contingent liabilities^
NET ASSETS	$650,854,875

Net assets were comprised of:
Paid in capital	$674,812,658
Total distributable earnings (loss)	(23,957,783)

Net assets	$650,854,875

Class IB
Net asset value, offering and redemption price per share, $646,364,287 / 79,415,835 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.14

Class K
Net asset value, offering and redemption price per share, $4,490,588 / 553,415 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.11

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$21,631,533
Interest	45,170

Total income	21,676,703

EXPENSES
Distribution fees – Class IB (a)	1,732,844
Administrative fees	883,771
Investment management fees	702,860
Custodian fees	210,201
Printing and mailing expenses	63,543
Professional fees	60,799
Trustees’ fees	23,881
Distribution fees – Class IA (a)	11,849
Miscellaneous	12,449

Gross expenses	3,702,197
Less: Waiver from investment manager	(404,872)

Net expenses	3,297,325

NET INVESTMENT INCOME (LOSS)	18,379,378

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	8,491,610
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	14,477,776

Net realized gain (loss)	22,969,386

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(9,079,216)

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,890,170

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,269,548

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,379,378	$16,584,364
Net realized gain (loss)	22,969,386	7,618,423
Net change in unrealized appreciation (depreciation)	(9,079,216)	34,252,103

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,269,548	58,454,890

Distributions to shareholders:
Class IA	—	(319,619)
Class IB	(32,167,736)	(23,123,972)
Class K	(232,711)	(244,576)

Total distributions to shareholders	(32,400,447)	(23,688,167)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 57,962 and 133,554 shares, respectively ]	476,594	1,072,332
Capital shares issued in reinvestment of dividends and distributions [ 0 and 39,532 shares, respectively ]	—	319,619
Capital shares repurchased in connection with share class combination (Note 1) [ (1,215,848) and 0 shares, respectively ]	(10,148,070)	—
Capital shares repurchased [ (84,067) and (232,539) shares, respectively ]	(688,472)	(1,868,547)

Total Class IA transactions	(10,359,948)	(476,596)

Class IB
Capital shares sold [ 5,756,899 and 7,044,194 shares, respectively ]	48,223,189	56,674,902
Capital shares issued in connection with share class combination (Note 1) [ 1,215,051 and 0 shares, respectively ]	10,148,070	—
Capital shares issued in reinvestment of dividends and distributions [ 3,916,156 and 2,858,886 shares, respectively ]	32,167,736	23,123,972
Capital shares repurchased [ (20,729,951) and (21,289,238) shares, respectively ]	(173,768,433)	(171,092,863)

Total Class IB transactions	(83,229,438)	(91,293,989)

Class K
Capital shares sold [ 50,477 and 34,014 shares, respectively ]	422,432	273,062
Capital shares issued in reinvestment of dividends and distributions [ 28,425 and 30,301 shares, respectively ]	232,711	244,576
Capital shares repurchased [ (404,390) and (142,390) shares, respectively ]	(3,328,404)	(1,150,802)

Total Class K transactions	(2,673,261)	(633,164)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(96,262,647)	(92,403,749)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(96,393,546)	(57,637,026)
NET ASSETS:
Beginning of year	747,248,421	804,885,447

End of year	$650,854,875	$747,248,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$8.18		$7.82		$9.45		$9.69		$9.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.22		0.17		0.11		0.08		0.10
Net realized and unrealized gain (loss)	0.16		0.45		(1.31)		0.18		0.58

Total from investment operations	0.38		0.62		(1.20)		0.26		0.68

Less distributions:
Dividends from net investment income	(0.26)		(0.19)		(0.12)		(0.14)		(0.17)
Distributions from net realized gains	(0.16)		(0.07)		(0.31)		(0.36)		(0.23)

Total dividends and distributions	(0.42)		(0.26)		(0.43)		(0.50)		(0.40)

Net asset value, end of year	$8.14		$8.18		$7.82		$9.45		$9.69

Total return	4.61%		8.02%		(12.62)%		2.70%		7.35%

Ratios/Supplemental Data:
Net assets ,end of year (000’s)	$646,364		$729,932		$787,249		$1,021,690		$1,099,239
Ratio of expenses to average net assets:
After waivers (f)	0.47	%(k)	0.47	%(j)	0.48	%(j)	0.48	%(j)	0.47	%(j)
Before waivers (f)	0.53%		0.54%		0.51%		0.50%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.63%		2.14%		1.28%		0.73%		1.02%
Before waivers (f)(x)	2.57%		2.07%		1.25%		0.70%		0.97%
Portfolio turnover rate^	10%		8%		9%		26%		20%

	Year Ended December 31,
Class K	2024		2023		2022		2021		2020
Net asset value, beginning of year	$8.15		$7.80		$9.43		$9.67		$9.39

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23		0.20		0.14		0.09		0.13
Net realized and unrealized gain (loss)	0.17		0.43		(1.32)		0.19		0.58

Total from investment operations	0.40		0.63		(1.18)		0.28		0.71

Less distributions:
Dividends from net investment income	(0.28)		(0.21)		(0.14)		(0.16)		(0.20)
Distributions from net realized gains	(0.16)		(0.07)		(0.31)		(0.36)		(0.23)

Total dividends and distributions	(0.44)		(0.28)		(0.45)		(0.52)		(0.43)

Net asset value, end of year	$8.11		$8.15		$7.80		$9.43		$9.67

Total return	4.88%		8.17%		(12.42)%		2.97%		7.63%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,491		$7,166		$7,464		$8,807		$11,102
Ratio of expenses to average net assets:
After waivers (f)	0.22	%(k)	0.22	%(j)	0.23	%(j)	0.23	%(j)	0.22	%(j)
Before waivers (f)	0.28%		0.29%		0.26%		0.26%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.76%		2.44%		1.60%		0.89%		1.32%
Before waivers (f)(x)	2.70%		2.37%		1.57%		0.87%		1.27%
Portfolio turnover rate^	10%		8%		9%		26%		20%
^	Portfolio turn overrate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.2%)
1290 Avantis U.S. Large Cap Growth Fund‡	219,377	$4,076,029
1290 VT Equity Income Portfolio‡	1,398,031	6,668,347
1290 VT GAMCO Small Company Value Portfolio‡	60,125	4,336,365
1290 VT Micro Cap Portfolio‡	381,719	3,991,950
1290 VT Small Cap Value Portfolio‡	361,197	4,263,607
ATM International Managed Volatility Portfolio‡	2,715,635	28,078,054
ATM Large Cap Managed Volatility Portfolio‡	6,258,878	90,879,030
ATM Mid Cap Managed Volatility Portfolio‡	2,376,253	19,364,163
ATM Small Cap Managed Volatility Portfolio‡	1,907,360	20,822,548
EQ/AB Small Cap Growth Portfolio‡	575,166	10,119,655
EQ/American Century Mid Cap Value Portfolio‡	145,830	3,163,167
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,145,066	14,049,523
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	169,430	2,393,809
EQ/Global Equity Managed Volatility Portfolio‡	628,646	10,153,409
EQ/International Core Managed Volatility Portfolio‡	625,219	6,650,259
EQ/International Equity Index Portfolio‡	99,408	1,086,487
EQ/International Value Managed Volatility Portfolio‡	769,238	9,829,025
EQ/Janus Enterprise Portfolio‡	348,806	7,866,663
EQ/JPMorgan Growth Stock Portfolio*‡	107,431	8,211,679
EQ/JPMorgan Value Opportunities Portfolio‡	346,388	6,691,190
EQ/Large Cap Core Managed Volatility Portfolio‡	1,558,296	17,015,942
EQ/Large Cap Value Managed Volatility Portfolio‡	497,296	9,070,131
EQ/Loomis Sayles Growth Portfolio*‡	713,934	8,318,324
EQ/MFS International Growth Portfolio‡	1,512,594	11,215,786
EQ/Morgan Stanley Small Cap Growth Portfolio‡	621,348	5,642,580
EQ/Value Equity Portfolio‡	290,866	6,533,663

Total Equity		320,491,385

Fixed Income (59.7%)
1290 Diversified Bond Fund‡	2,987,242	24,226,536
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,187,302	35,361,621
1290 VT High Yield Bond Portfolio‡	1,129,947	9,978,916
EQ/Core Bond Index Portfolio‡	9,731,729	89,496,247
EQ/Core Plus Bond Portfolio‡	8,446,483	28,011,768
EQ/Intermediate Government Bond Portfolio‡	11,396,369	108,161,157
EQ/Long-Term Bond Portfolio‡	8,466,065	55,659,909
EQ/PIMCO Ultra Short Bond Portfolio‡	4,887,284	48,060,599
EQ/Quality Bond PLUS Portfolio‡	3,894,970	29,668,067
Multimanager Core Bond Portfolio‡	5,570,829	47,196,770

Total Fixed Income		475,821,590

Total Investments in Securities (99.9%) (Cost $780,684,457)		796,312,975
Other Assets Less Liabilities (0.1%)		942,808

Net Assets (100%)		$797,255,783

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	219,377	—	3,878,791	(327,409)	14,669	509,978	4,076,029	3,512	14,675
1290 VT Equity Income Portfolio	1,398,031	8,589,013	737,442	(2,713,140)	535,441	(480,409)	6,668,347	153,932	538,813
1290 VT GAMCO Small Company Value Portfolio	60,125	4,557,858	382,680	(754,348)	283,096	(132,921)	4,336,365	35,083	320,639
1290 VT Micro Cap Portfolio	381,719	4,063,249	38,519	(840,644)	(4,039)	734,865	3,991,950	17,705	—
1290 VT Small Cap Value Portfolio	361,197	4,307,793	365,053	(922,496)	294,732	218,525	4,263,607	66,362	274,805
ATM International Managed Volatility Portfolio	2,715,635	32,878,616	2,156,139	(6,553,029)	944,453	(1,348,125)	28,078,054	886,029	593,691
ATM Large Cap Managed Volatility Portfolio	6,258,878	99,488,110	19,395,236	(31,633,616)	9,493,896	(5,864,596)	90,879,030	1,135,051	16,753,561

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	2,376,253	23,733,475	2,119,066	(7,030,628)	(298,685)	840,935	19,364,163	247,006	1,755,706
ATM Small Cap Managed Volatility Portfolio	1,907,360	22,187,493	2,000,813	(3,739,654)	(23,681)	397,577	20,822,548	325,367	1,542,541
EQ/AB Small Cap Growth Portfolio	575,166	10,668,573	929,763	(2,040,314)	(19,894)	581,527	10,119,655	45,414	826,174
EQ/American Century Mid Cap Value Portfolio	145,830	3,329,210	258,371	(459,026)	119,369	(84,757)	3,163,167	65,356	176,462
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,145,066	14,003,221	499,464	(3,399,340)	33,322	2,912,856	14,049,523	74,735	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	169,430	2,692,126	256,283	(590,644)	271,939	(235,895)	2,393,809	34,174	201,296
EQ/Global Equity Managed Volatility Portfolio	628,646	11,777,119	1,304,352	(3,113,092)	1,390,695	(1,205,665)	10,153,409	153,476	1,088,089
EQ/International Core Managed Volatility Portfolio	625,219	7,867,774	546,649	(1,563,140)	539,377	(740,401)	6,650,259	167,696	334,256
EQ/International Equity Index Portfolio	99,408	1,033,436	35,331	—	—	17,720	1,086,487	35,330	—
EQ/International Value Managed Volatility Portfolio	769,238	11,739,393	888,442	(2,219,709)	229,804	(808,905)	9,829,025	268,758	552,638
EQ/Janus Enterprise Portfolio	348,806	10,627,462	615,594	(3,922,449)	401,487	144,569	7,866,663	960	572,660
EQ/JPMorgan Growth Stock Portfolio*	107,431	8,444,501	418,902	(2,834,905)	314,591	1,868,590	8,211,679	—	382,725
EQ/JPMorgan Value Opportunities Portfolio	346,388	8,752,649	1,181,235	(3,488,140)	767,275	(521,829)	6,691,190	91,066	795,471
EQ/Large Cap Core Managed Volatility Portfolio	1,558,296	18,607,327	3,800,253	(6,210,071)	2,509,976	(1,691,543)	17,015,942	202,333	2,990,786
EQ/Large Cap Growth Index Portfolio	—	1,313,115	—	(1,448,310)	1,102,183	(966,988)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	497,296	11,712,209	1,070,851	(4,103,548)	2,185,806	(1,795,187)	9,070,131	162,099	842,057
EQ/Loomis Sayles Growth Portfolio*	713,934	9,433,335	1,830,825	(4,203,140)	1,747,209	(489,905)	8,318,324	—	1,411,127
EQ/MFS International Growth Portfolio	1,512,594	12,949,298	854,854	(2,874,340)	635,379	(349,405)	11,215,786	113,189	666,935
EQ/Morgan Stanley Small Cap Growth Portfolio	621,348	5,634,447	40,945	(1,017,583)	24,888	959,883	5,642,580	5,468	—
EQ/Value Equity Portfolio	290,866	8,818,004	365,633	(2,913,140)	1,672,534	(1,409,368)	6,533,663	76,969	243,966
Fixed Income
1290 Diversified Bond Fund	2,987,242	27,455,163	2,467,732	(3,205,569)	(874)	(2,489,916)	24,226,536	1,595,528	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,187,302	38,418,581	3,513,401	(6,020,847)	(214,210)	(335,304)	35,361,621	1,707,693	—
1290 VT High Yield Bond Portfolio	1,129,947	10,446,183	972,656	(1,608,696)	(20,856)	189,629	9,978,916	613,740	—
EQ/Core Bond Index Portfolio	9,731,729	85,182,243	19,965,942	(15,517,172)	117,635	(252,401)	89,496,247	2,440,397	—
EQ/Core Plus Bond Portfolio	8,446,483	30,913,349	3,509,377	(4,789,324)	(356,646)	(1,264,988)	28,011,768	1,514,106	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Intermediate Government Bond Portfolio	11,396,369	112,201,517	15,038,778	(19,037,786)	20,189	(61,541)	108,161,157	2,980,597	—
EQ/Long-Term Bond Portfolio	8,466,065	65,370,386	7,258,924	(12,194,351)	(1,803,330)	(2,971,720)	55,659,909	2,298,422	—
EQ/PIMCO Ultra Short Bond Portfolio	4,887,284	50,423,318	4,521,035	(7,543,483)	(41,605)	701,334	48,060,599	2,276,447	—
EQ/Quality Bond PLUS Portfolio	3,894,970	33,294,300	2,083,912	(5,389,324)	(243,493)	(77,328)	29,668,067	978,642	—
Multimanager Core Bond Portfolio	5,570,829	51,233,912	4,574,148	(7,875,100)	(359,167)	(377,023)	47,196,770	1,850,301	—

Total		864,147,758	109,877,391	(184,097,507)	22,263,465	(15,878,132)	796,312,975	22,622,943	32,879,073

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$28,302,565	$768,010,410	$—	$796,312,975

Total Assets	$28,302,565	$768,010,410	$—	$796,312,975

Total Liabilities	$—	$—	$—	$—

Total	$28,302,565	$768,010,410	$—	$796,312,975

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$109,877,391
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$184,097,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,105,142
Aggregate gross unrealized depreciation	(79,764,321)

Net unrealized appreciation	$14,340,821

Federal income tax cost of investments in securities and derivative instruments, if applicable	$781,972,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $780,684,457)	$796,312,975
Cash	796,986
Receivable for securities sold	612,315
Receivable for Portfolio shares sold	46,262
Dividends, interest and other receivables	3,244
Other assets	3,731

Total assets	797,775,513

LIABILITIES
Distribution fees payable – Class IB	168,329
Investment management fees payable	97,466
Administrative fees payable	85,701
Payable for Portfolio shares repurchased	73,098
Accrued expenses	95,136

Total liabilities	519,730

Commitments and contingent liabilities^
NET ASSETS	$797,255,783

Net assets were comprised of:
Paid in capital	$752,666,102
Total distributable earnings (loss)	44,589,681

Net assets	$797,255,783

Class IB
Net asset value, offering and redemption price per share, $782,081,796 / 95,236,956 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.21

Class K
Net asset value, offering and redemption price per share, $15,173,987 / 1,848,145 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.21

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$22,622,943
Interest	50,166

Total income	22,673,109

EXPENSES
Distribution fees – Class IB (a)	2,035,870
Administrative fees	1,052,957
Investment management fees	837,525
Custodian fees	217,400
Recoupment fees	86,078
Printing and mailing expenses	74,291
Professional fees	65,675
Trustees’ fees	28,138
Distribution fees – Class IA (a)	15,046
Miscellaneous	14,296

Total expenses	4,427,276

NET INVESTMENT INCOME (LOSS)	18,245,833

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	22,263,465
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	32,879,073

Net realized gain (loss)	55,142,538

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(15,878,132)

NET REALIZED AND UNREALIZED GAIN (LOSS)	39,264,406

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,510,239

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,245,833	$15,737,580
Net realized gain (loss)	55,142,538	20,405,809
Net change in unrealized appreciation (depreciation)	(15,878,132)	54,584,401

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	57,510,239	90,727,790

Distributions to shareholders:
Class IA	—	(523,558)
Class IB	(52,578,002)	(34,757,608)
Class K	(1,061,156)	(833,065)

Total distributions to shareholders	(53,639,158)	(36,114,231)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 86,112 and 223,284 shares, respectively ]	716,997	1,797,979
Capital shares issued in reinvestment of dividends and distributions [ 0 and 65,126 shares, respectively ]	—	523,558
Capital shares repurchased in connection with share class combination (Note 1) [ (1,532,981) and 0 shares, respectively ]	(13,021,461)	—
Capital shares repurchased [ (99,418) and (612,472) shares, respectively ]	(824,849)	(4,956,571)

Total Class IA transactions	(13,129,313)	(2,635,034)

Class IB
Capital shares sold [ 4,116,479 and 4,024,120 shares, respectively ]	35,053,097	32,322,176
Capital shares issued in connection with share class combination (Note 1) [ 1,531,727 and 0 shares, respectively ]	13,021,461	—
Capital shares issued in reinvestment of dividends and distributions [ 6,306,303 and 4,321,151 shares, respectively ]	52,578,002	34,757,608
Capital shares repurchased [ (18,190,739) and (18,397,912) shares, respectively ]	(155,092,507)	(147,979,676)

Total Class IB transactions	(54,439,947)	(80,899,892)

Class K
Capital shares sold [ 56,036 and 77,510 shares, respectively ]	474,980	626,419
Capital shares issued in reinvestment of dividends and distributions [ 127,305 and 103,460 shares, respectively ]	1,061,156	833,065
Capital shares repurchased [ (584,601) and (630,486) shares, respectively ]	(5,031,177)	(5,104,873)

Total Class K transactions	(3,495,041)	(3,645,389)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(71,064,301)	(87,180,315)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(67,193,220)	(32,566,756)
NET ASSETS:
Beginning of year	864,449,003	897,015,759

End of year	$797,255,783	$864,449,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$8.21		$7.73		$9.88		$10.00		$9.74

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.14		0.10		0.07		0.09
Net realized and unrealized gain (loss)	0.39		0.69		(1.54)		0.60		0.86

Total from investment operations	0.58		0.83		(1.44)		0.67		0.95

Less distributions:
Dividends from net investment income	(0.24)		(0.17)		(0.11)		(0.22)		(0.20)
Distributions from net realized gains	(0.34)		(0.18)		(0.60)		(0.57)		(0.49)

Total dividends and distributions	(0.58)		(0.35)		(0.71)		(0.79)		(0.69)

Net asset value, end of year	$8.21		$8.21		$7.73		$9.88		$10.00

Total return	7.02%		10.86%		(14.52)%		6.76%		9.96%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$782,082		$833,294		$861,730		$1,158,085		$1,178,676
Ratio of expenses to average net assets:
After waivers (f)	0.54	%(kk)	0.53	%(j)	0.51	%(k)	0.50	%(o)	0.52	%(jj)
Before waivers (f)	0.54%		0.54%		0.51%		0.50%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.18%		1.79%		1.11%		0.66%		0.87%
Before waivers (f)(x)	2.18%		1.78%		1.11%		0.66%		0.87%
Portfolio turnover rate^	13%		9%		10%		27%		23%

	Year Ended December 31,
Class K	2024		2023		2022		2021		2020
Net asset value, beginning of year	$8.21		$7.72		$9.88		$10.00		$9.74

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.16		0.12		0.09		0.11
Net realized and unrealized gain (loss)	0.41		0.70		(1.55)		0.60		0.87

Total from investment operations	0.60		0.86		(1.43)		0.69		0.98

Less distributions:
Dividends from net investment income	(0.26)		(0.19)		(0.13)		(0.24)		(0.23)
Distributions from net realized gains	(0.34)		(0.18)		(0.60)		(0.57)		(0.49)

Total dividends and distributions	(0.60)		(0.37)		(0.73)		(0.81)		(0.72)

Net asset value, end of year	$8.21		$8.21		$7.72		$9.88$		10.00

Total return	7.28%		11.27%		(14.40)%		7.02%		10.22%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$15,174		$18,467		$20,846		$29,647		$30,048
Ratio of expenses to average net assets:
After waivers (f)	0.29	%(kk)	0.28	%(j)	0.26	%(k)	0.25	%(o)	0.27	%(jj)
Before waivers (f)	0.29%		0.29%		0.26%		0.25%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.27%		1.97%		1.36%		0.92%		1.15%
Before waivers (f)(x)	2.27%		1.96%		1.36%		0.92%		1.15%
Portfolio turnover rate^	13%		9%		10%		27%		23%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.07% for Class IB and 0.82% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class IB and 0.81% for Class K.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB and 0.84% for Class K.
(kk)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.2%)
1290 Avantis U.S. Large Cap Growth Fund‡	1,428,278	$26,537,411
1290 VT Equity Income Portfolio‡	11,362,083	54,195,034
1290 VT GAMCO Small Company Value Portfolio‡	656,634	47,357,737
1290 VT Micro Cap Portfolio‡	3,550,055	37,125,844
1290 VT Small Cap Value Portfolio‡	3,528,151	41,646,678
ATM International Managed Volatility Portfolio‡	28,479,960	294,465,895
ATM Large Cap Managed Volatility Portfolio‡	46,057,314	668,753,136
ATM Mid Cap Managed Volatility Portfolio‡	11,936,938	97,274,477
ATM Small Cap Managed Volatility Portfolio‡	19,326,111	210,982,096
EQ/AB Small Cap Growth Portfolio‡	6,107,819	107,462,940
EQ/American Century Mid Cap Value Portfolio‡	1,015,894	22,035,483
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	8,730,823	107,123,905
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,389,128	33,755,035
EQ/Global Equity Managed Volatility Portfolio‡	6,640,255	107,248,321
EQ/International Core Managed Volatility Portfolio‡	6,764,641	71,953,371
EQ/International Equity Index Portfolio‡	686,024	7,497,970
EQ/International Value Managed Volatility Portfolio‡	8,063,913	103,037,605
EQ/Janus Enterprise Portfolio‡	1,748,694	39,438,475
EQ/JPMorgan Growth Stock Portfolio*‡	690,280	52,762,629
EQ/JPMorgan Value Opportunities Portfolio‡	2,821,169	54,496,646
EQ/Large Cap Core Managed Volatility Portfolio‡	11,591,740	126,576,992
EQ/Large Cap Value Managed Volatility Portfolio‡	4,096,077	74,707,923
EQ/Loomis Sayles Growth Portfolio*‡	4,759,581	55,455,752
EQ/MFS International Growth Portfolio‡	16,565,195	122,829,824
EQ/Morgan Stanley Small Cap Growth Portfolio‡	6,337,068	57,548,170
EQ/Value Equity Portfolio‡	2,395,362	53,806,592

Total Equity		2,676,075,941

Fixed Income (49.7%)
1290 Diversified Bond Fund‡	16,240,292	131,708,770
1290 VT DoubleLine Opportunistic Bond Portfolio‡	23,388,110	197,511,801
1290 VT High Yield Bond Portfolio‡	6,226,506	54,988,250
EQ/Core Bond Index Portfolio‡	52,064,268	478,800,507
EQ/Core Plus Bond Portfolio‡	47,041,045	156,006,093
EQ/Intermediate Government Bond Portfolio‡	61,109,975	579,985,216
EQ/Long-Term Bond Portfolio‡	56,565,850	371,890,596
EQ/PIMCO Ultra Short Bond Portfolio‡	25,853,920	254,242,406
EQ/Quality Bond PLUS Portfolio‡	21,106,825	160,771,118
Multimanager Core Bond Portfolio‡	31,100,679	263,488,903

Total Fixed Income		2,649,393,660

Total Investments in Securities (99.9%) (Cost $5,026,647,301)		5,325,469,601
Other Assets Less Liabilities (0.1%)		5,389,004

Net Assets (100%)		$5,330,858,605

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	1,428,278	—	25,053,261	(1,930,004)	93,732	3,320,422	26,537,411	22,902	95,713
1290 VT Equity Income Portfolio	11,362,083	64,064,717	5,669,657	(15,819,330)	2,966,135	(2,686,145)	54,195,034	1,252,566	4,383,676
1290 VT GAMCO Small Company Value Portfolio	656,634	52,037,151	3,911,342	(10,012,798)	4,077,933	(2,655,891)	47,357,737	383,483	3,500,731
1290 VT Micro Cap Portfolio	3,550,055	35,265,642	186,155	(4,777,376)	(49,151)	6,500,574	37,125,844	165,974	—
1290 VT Small Cap Value Portfolio	3,528,151	40,273,901	3,354,631	(6,706,266)	1,210,093	3,514,319	41,646,678	648,879	2,684,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	28,479,960	331,873,385	18,693,263	(51,086,928)	2,736,308	(7,750,133)	294,465,895	9,296,280	6,235,557
ATM Large Cap Managed Volatility Portfolio	46,057,314	721,735,646	137,005,313	(213,700,118)	53,181,086	(29,468,791)	668,753,136	8,361,112	123,303,478
ATM Mid Cap Managed Volatility Portfolio	11,936,938	97,601,557	9,999,521	(12,679,338)	(38,882)	2,391,619	97,274,477	1,242,962	8,717,207
ATM Small Cap Managed Volatility Portfolio	19,326,111	225,566,359	19,048,152	(36,916,617)	627,887	2,656,315	210,982,096	3,301,834	15,627,894
EQ/AB Small Cap Growth Portfolio	6,107,819	114,539,523	9,341,083	(22,883,375)	404,878	6,060,831	107,462,940	482,956	8,802,553
EQ/American Century Mid Cap Value Portfolio	1,015,894	22,123,686	1,690,780	(1,949,867)	(3,056)	173,940	22,035,483	455,027	1,228,477
EQ/ClearBridge Select Equity Managed Volatility Portfolio	8,730,823	101,733,973	2,618,276	(18,647,953)	92,078	21,327,531	107,123,905	569,650	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,389,128	34,820,179	3,329,275	(4,777,376)	(175,550)	558,507	33,755,035	481,917	2,827,179
EQ/Global Equity Managed Volatility Portfolio	6,640,255	118,686,698	14,689,319	(27,612,265)	6,785,339	(5,300,770)	107,248,321	1,623,415	11,509,670
EQ/International Core Managed Volatility Portfolio	6,764,641	79,209,298	7,469,771	(12,183,642)	3,126,075	(5,668,131)	71,953,371	1,814,230	3,614,519
EQ/International Equity Index Portfolio	686,024	7,131,863	243,818	—	—	122,289	7,497,970	243,819	—
EQ/International Value Managed Volatility Portfolio	8,063,913	118,789,857	8,666,104	(18,212,265)	395,652	(6,601,743)	103,037,605	2,817,791	5,792,079
EQ/Janus Enterprise Portfolio	1,748,694	38,575,744	2,894,863	(4,543,068)	58,381	2,452,555	39,438,475	4,797	2,874,525
EQ/JPMorgan Growth Stock Portfolio*	690,280	57,346,990	2,479,053	(21,176,403)	1,364,361	12,748,628	52,762,629	—	2,462,519
EQ/JPMorgan Value Opportunities Portfolio	2,821,169	64,587,157	8,750,607	(20,619,330)	4,896,768	(3,118,556)	54,496,646	742,587	6,474,607
EQ/Large Cap Core Managed Volatility Portfolio	11,591,740	137,050,441	26,283,301	(42,309,637)	17,973,731	(12,420,844)	126,576,992	1,506,977	22,202,878
EQ/Large Cap Growth Index Portfolio	—	8,462,064	—	(9,331,676)	6,665,973	(5,796,361)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	4,096,077	86,878,711	8,333,670	(23,238,926)	13,471,599	(10,737,131)	74,707,923	1,337,174	6,944,222
EQ/Loomis Sayles Growth Portfolio*	4,759,581	66,898,129	11,925,371	(31,122,798)	11,905,257	(4,150,207)	55,455,752	—	9,398,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/MFS International Growth Portfolio	16,565,195	130,673,317	8,615,221	(19,225,329)	3,155,665	(389,050)	122,829,824	1,239,377	7,307,036
EQ/Morgan Stanley Small Cap Growth Portfolio	6,337,068	57,710,701	94,218	(10,268,082)	(1,272,952)	11,284,285	57,548,170	55,837	—
EQ/Value Equity Portfolio	2,395,362	65,164,740	4,382,263	(17,619,330)	9,050,018	(7,171,099)	53,806,592	637,391	2,011,458
Fixed Income
1290 Diversified Bond Fund	16,240,292	144,050,563	13,828,911	(12,722,246)	(9,950)	(13,438,508)	131,708,770	8,537,412	—
1290 VT DoubleLine Opportunistic Bond Portfolio	23,388,110	204,341,783	23,423,796	(27,003,686)	51,572	(3,301,664)	197,511,801	9,550,222	—
1290 VT High Yield Bond Portfolio	6,226,506	55,406,635	5,488,975	(6,778,490)	(22,491)	893,621	54,988,250	3,386,486	—
EQ/Core Bond Index Portfolio	52,064,268	434,312,337	108,051,353	(62,709,496)	479,788	(1,333,475)	478,800,507	13,071,634	—
EQ/Core Plus Bond Portfolio	47,041,045	165,704,384	21,935,559	(22,661,865)	(925,034)	(8,046,951)	156,006,093	8,407,494	—
EQ/Intermediate Government Bond Portfolio	61,109,975	564,564,398	93,092,432	(77,061,486)	161,935	(772,063)	579,985,216	16,002,864	—
EQ/Long-Term Bond Portfolio	56,565,850	417,593,832	47,974,717	(62,223,786)	(3,567,075)	(27,887,092)	371,890,596	15,377,240	—
EQ/PIMCO Ultra Short Bond Portfolio	25,853,920	253,173,115	29,403,654	(31,432,177)	86,607	3,011,207	254,242,406	12,057,590	—
EQ/Quality Bond PLUS Portfolio	21,106,825	177,104,743	11,694,269	(26,325,063)	(727,907)	(974,924)	160,771,118	5,310,908	—
Multimanager Core Bond Portfolio	31,100,679	271,752,213	31,475,262	(35,732,043)	(169,100)	(3,837,429)	263,488,903	10,096,924	—

Total		5,566,805,432	731,097,216	(1,024,000,435)	138,057,703	(86,490,315)	5,325,469,601	140,487,711	257,999,134

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$158,246,181	$5,167,223,420	$—	$5,325,469,601

Total Assets	$158,246,181	$5,167,223,420	$—	$5,325,469,601

Total Liabilities	$—	$—	$—	$—

Total	$158,246,181	$5,167,223,420	$—	$5,325,469,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$731,097,216
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,024,000,435

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$732,538,502
Aggregate gross unrealized depreciation	(456,315,112)

Net unrealized appreciation	$276,223,390

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,049,246,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,026,647,301)	$5,325,469,601
Cash	4,493,037
Receivable for securities sold	3,566,073
Receivable for Portfolio shares sold	1,298,634
Dividends, interest and other receivables	16,849
Other assets	24,373

Total assets	5,334,868,567

LIABILITIES
Payable for Portfolio shares repurchased	1,650,963
Distribution fees payable – Class IB	760,628
Administrative fees payable	574,977
Investment management fees payable	424,209
Distribution fees payable – Class IA	339,604
Accrued expenses	259,581

Total liabilities	4,009,962

Commitments and contingent liabilities^
NET ASSETS	$5,330,858,605

Net assets were comprised of:
Paid in capital	$4,823,708,327
Total distributable earnings (loss)	507,150,278

Net assets	$5,330,858,605

Class IA
Net asset value, offering and redemption price per share, $1,572,931,565 / 130,272,637 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.07

Class IB
Net asset value, offering and redemption price per share, $3,519,765,875 / 295,197,015 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.92

Class K
Net asset value, offering and redemption price per share, $238,161,165 / 19,706,941 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.09

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$140,487,711
Interest	298,392

Total income	140,786,103

EXPENSES
Distribution fees – Class IB	9,112,132
Administrative fees	6,931,759
Investment management fees	5,074,948
Distribution fees – Class IA	4,049,797
Printing and mailing expenses	439,088
Custodian fees	244,901
Professional fees	219,273
Trustees’ fees	183,452
Miscellaneous	81,167

Total expenses	26,336,517

NET INVESTMENT INCOME (LOSS)	114,449,586

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($138,057,703 realized gain (loss) from affiliates)	138,059,981
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	257,999,134

Net realized gain (loss)	396,059,115

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(86,490,315)

NET REALIZED AND UNREALIZED GAIN (LOSS)	309,568,800

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$424,018,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$114,449,586	$93,137,566
Net realized gain (loss)	396,059,115	137,478,092
Net change in unrealized appreciation (depreciation)	(86,490,315)	412,743,703

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	424,018,386	643,359,361

Distributions to shareholders:
Class IA	(104,450,183)	(64,112,057)
Class IB	(236,806,545)	(147,941,018)
Class K	(16,344,772)	(10,553,304)

Total distributions to shareholders	(357,601,500)	(222,606,379)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,892,332 and 2,039,026 shares, respectively ]	23,561,373	23,778,753
Capital shares issued in reinvestment of dividends and distributions [ 8,510,387 and 5,504,141 shares, respectively ]	104,450,183	64,112,057
Capital shares repurchased [ (15,939,643) and (14,090,807) shares, respectively ]	(199,753,595)	(163,721,893)

Total Class IA transactions	(71,742,039)	(75,831,083)

Class IB
Capital shares sold [ 10,162,602 and 9,450,830 shares, respectively ]	125,154,224	108,936,911
Capital shares issued in reinvestment of dividends and distributions [ 19,535,032 and 12,851,653 shares, respectively ]	236,806,545	147,941,018
Capital shares repurchased [ (46,858,959) and (49,649,805) shares, respectively ]	(578,599,492)	(570,236,506)

Total Class IB transactions	(216,638,723)	(313,358,577)

Class K
Capital shares sold [ 514,720 and 742,959 shares, respectively ]	6,380,010	8,639,869
Capital shares issued in reinvestment of dividends and distributions [ 1,330,521 and 903,848 shares, respectively ]	16,344,772	10,553,304
Capital shares repurchased [ (3,293,153) and (2,829,172) shares, respectively ]	(41,428,586)	(32,853,082)

Total Class K transactions	(18,703,804)	(13,659,909)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(307,084,566)	(402,849,569)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(240,667,680)	17,903,413
NET ASSETS:
Beginning of year	5,571,526,285	5,553,622,872

End of year	$5,330,858,605	$5,571,526,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.96		$11.09		$14.48		$14.57		$14.06

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.26		0.20		0.14		0.11		0.12
Net realized and unrealized gain (loss)	0.69		1.16		(2.40)		1.09		1.44

Total from investment operations	0.95		1.36		(2.26)		1.20		1.56

Less distributions:
Dividends from net investment income	(0.34)		(0.23)		(0.15)		(0.39)		(0.31)
Distributions from net realized gains	(0.50)		(0.26)		(0.98)		(0.90)		(0.74)

Total dividends and distributions	(0.84)		(0.49)		(1.13)		(1.29)		(1.05)

Net asset value, end of year	$12.07		$11.96		$11.09		$14.48		$14.57

Total return	7.91%		12.35%		(15.47)%		8.35%		11.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,572,932		$1,624,820		$1,579,282		$2,021,935		$2,005,206
Ratio of expenses to average net assets (f)	0.49	%(j)	0.51	%(k)	0.49	%(o)	0.48	%(jj)	0.49	%(j)
Ratio of net investment income (loss) to average net assets (f)(x)	2.07%		1.69%		1.12%		0.70%		0.89%
Portfolio turnover rate^	13%		9%		10%		25%		22%

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.82		$10.97		$14.34		$14.43		$13.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25		0.19		0.14		0.10		0.12
Net realized and unrealized gain (loss)	0.69		1.15		(2.38)		1.10		1.42

Total from investment operations	0.94		1.34		(2.24)		1.20		1.54

Less distributions:
Dividends from net investment income	(0.34)		(0.23)		(0.15)		(0.39)		(0.31)
Distributions from net realized gains	(0.50)		(0.26)		(0.98)		(0.90)		(0.74)

Total dividends and distributions	(0.84)		(0.49)		(1.13)		(1.29)		(1.05)

Net asset value, end of year	$11.92		$11.82		$10.97		$14.34		$14.43

Total return	7.92%		12.31%		(15.48)%		8.43%		11.27%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,519,766		$3,693,421		$3,726,401		$4,956,863		$5,024,535
Ratio of expenses to average net assets (f)	0.49	%(j)	0.51	%(k)	0.49	%(o)	0.48	%(jj)	0.49	%(j)
Ratio of net investment income (loss) to average net assets (f)(x)	2.06%		1.66%		1.09%		0.69%		0.88%
Portfolio turnover rate^	13%		9%		10%		25%		22%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.97		$11.10		$14.49		$14.57		$14.07

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.28		0.23		0.17		0.14		0.16
Net realized and unrealized gain (loss)	0.71		1.16		(2.40)		1.11		1.42

Total from investment operations	0.99		1.39		(2.23)		1.25		1.58

Less distributions:
Dividends from net investment income	(0.37)		(0.26)		(0.18)		(0.43)		(0.34)
Distributions fromnet realized gains	(0.50)		(0.26)		(0.98)		(0.90)		(0.74)

Total dividends and distributions	(0.87)		(0.52)		(1.16)		(1.33)		(1.08)

Net asset value, end of year	$12.09		$11.97		$11.10		$14.49		$14.57

Total return	8.25%		12.61%		(15.24)%		8.68%		11.49%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$238,161		$253,286		$247,941		$316,250		$312,558
Ratio of expenses to average net assets (f)	0.24	%(j)	0.26	%(k)	0.24	%(o)	0.23	%(jj)	0.24	%(j)
Ratio of net investment income (loss) to average net assets (f)(x)	2.28%		1.94%		1.38%		0.95%		1.13%
Portfolio turnover rate^	13%		9%		10%		25%		22%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class IA, 1.08% for Class IB and 0.83% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IA, 1.10% for Class IB and 0.85% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class IA, 1.07% for Class IB and 0.82% for Class K.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class IA, 1.06% for Class IB and 0.81% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.4%)
1290 Avantis U.S. Large Cap Growth Fund‡	2,330,348	$43,297,871
1290 VT Equity Income Portfolio‡	22,625,304	107,918,511
1290 VT GAMCO Small Company Value Portfolio‡	1,468,416	105,904,982
1290 VT Micro Cap Portfolio‡	7,356,548	76,933,480
1290 VT Small Cap Value Portfolio‡	6,270,882	74,022,162
ATM International Managed Volatility Portfolio‡	48,019,792	496,496,161
ATM Large Cap Managed Volatility Portfolio‡	83,764,558	1,216,263,073
ATM Mid Cap Managed Volatility Portfolio‡	14,114,113	115,016,346
ATM Small Cap Managed Volatility Portfolio‡	47,674,926	520,464,555
EQ/AB Small Cap Growth Portfolio‡	12,626,619	222,156,814
EQ/American Century Mid Cap Value Portfolio‡	1,065,618	23,114,039
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	14,918,873	183,048,944
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,469,967	77,282,984
EQ/Global Equity Managed Volatility Portfolio‡	12,088,845	195,249,782
EQ/International Core Managed Volatility Portfolio‡	11,084,948	117,907,136
EQ/International Equity Index Portfolio‡	682,937	7,464,225
EQ/International Value Managed Volatility Portfolio‡	13,696,835	175,012,940
EQ/Janus Enterprise Portfolio‡	1,916,067	43,213,266
EQ/JPMorgan Growth Stock Portfolio*‡	1,005,344	76,845,012
EQ/JPMorgan Value Opportunities Portfolio‡	5,621,163	108,584,270
EQ/Large Cap Core Managed Volatility Portfolio‡	20,946,252	228,724,378
EQ/Large Cap Value Managed Volatility Portfolio‡	8,024,797	146,363,444
EQ/Loomis Sayles Growth Portfolio*‡	6,942,727	80,892,448
EQ/MFS International Growth Portfolio‡	28,028,849	207,832,057
EQ/Morgan Stanley Small Cap Growth Portfolio‡	13,697,070	124,385,794
EQ/Value Equity Portfolio‡	4,773,818	107,233,416

Total Equity		4,881,628,090

Fixed Income (29.5%)
1290 Diversified Bond Fund‡	12,292,527	99,692,394
1290 VT DoubleLine Opportunistic Bond Portfolio‡	18,018,412	152,164,883
1290 VT High Yield Bond Portfolio‡	4,617,268	40,776,555
EQ/Core Bond Index Portfolio‡	37,002,726	340,289,503
EQ/Core Plus Bond Portfolio‡	36,648,963	121,541,973
EQ/Intermediate Government Bond Portfolio‡	44,042,367	417,999,217
EQ/Long-Term Bond Portfolio‡	53,428,622	351,264,981
EQ/PIMCO Ultra Short Bond Portfolio‡	19,534,676	192,100,195
EQ/Quality Bond PLUS Portfolio‡	16,255,460	123,818,166
Multimanager Core Bond Portfolio‡	24,048,666	203,743,348

Total Fixed Income		2,043,391,215

Total Investments in Securities (99.9%) (Cost $5,949,361,271)		6,925,019,305
Other Assets Less Liabilities (0.1%)		4,387,400

Net Assets (100%)		$6,929,406,705

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	2,330,348	—	40,697,461	(2,748,906)	125,342	5,223,974	43,297,871	37,357	156,120
1290 VT Equity Income Portfolio	22,625,304	129,716,711	11,222,232	(33,659,448)	4,578,437	(3,939,421)	107,918,511	2,495,218	8,727,015
1290 VT GAMCO Small Company Value Portfolio	1,468,416	110,750,272	8,684,411	(16,859,667)	5,128,175	(1,798,209)	105,904,982	857,727	7,826,683
1290 VT Micro Cap Portfolio	7,356,548	65,187,587	8,447,060	(9,826,421)	(249,552)	13,374,806	76,933,480	347,061	—
1290 VT Small Cap Value Portfolio	6,270,882	73,277,621	5,932,157	(13,976,640)	2,639,748	6,149,276	74,022,162	1,153,989	4,778,169
ATM International Managed Volatility Portfolio	48,019,792	552,929,093	28,947,832	(76,588,231)	3,025,674	(11,818,207)	496,496,161	15,677,908	10,519,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Large Cap Managed Volatility Portfolio	83,764,558	1,267,367,879	243,263,811	(332,112,813)	70,940,389	(33,196,193)	1,216,263,073	15,191,263	223,072,547
ATM Mid Cap Managed Volatility Portfolio	14,114,113	107,618,452	22,657,322	(17,819,816)	57,019	2,503,369	115,016,346	1,469,966	10,387,357
ATM Small Cap Managed Volatility Portfolio	47,674,926	468,423,546	120,463,040	(75,584,731)	1,135,941	6,026,759	520,464,555	8,146,240	38,516,802
EQ/AB Small Cap Growth Portfolio	12,626,619	227,211,620	19,150,566	(35,774,627)	(2,492,847)	14,062,102	222,156,814	999,123	18,151,444
EQ/American Century Mid Cap Value Portfolio	1,065,618	23,740,774	1,768,480	(2,594,051)	(999)	199,835	23,114,039	478,033	1,290,446
EQ/ClearBridge Select Equity Managed Volatility Portfolio	14,918,873	173,404,274	973,591	(27,697,112)	67,408	36,300,783	183,048,944	973,591	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,469,967	77,072,339	16,407,292	(17,326,421)	(21,361)	1,151,135	77,282,984	1,103,538	6,553,754
EQ/Global Equity Managed Volatility Portfolio	12,088,845	197,623,921	25,552,357	(28,810,761)	(318,614)	1,202,879	195,249,782	2,930,495	20,721,861
EQ/International Core Managed Volatility Portfolio	11,084,948	131,132,048	8,899,746	(18,128,609)	5,894,795	(9,890,844)	117,907,136	2,974,371	5,925,375
EQ/International Equity Index Portfolio	682,937	7,099,765	242,722	—	—	121,738	7,464,225	242,722	—
EQ/International Value Managed Volatility Portfolio	13,696,835	196,905,210	14,622,093	(25,710,761)	(1,132,671)	(9,670,931)	175,012,940	4,785,895	9,836,199
EQ/Janus Enterprise Portfolio	1,916,067	42,755,112	3,156,297	(5,462,992)	180,860	2,583,989	43,213,266	5,249	3,151,047
EQ/JPMorgan Growth Stock Portfolio*	1,005,344	87,607,525	3,587,624	(36,531,933)	3,899,718	18,282,078	76,845,012	—	3,587,624
EQ/JPMorgan Value Opportunities Portfolio	5,621,163	121,019,075	15,863,908	(31,859,448)	6,355,513	(2,794,778)	108,584,270	1,480,162	12,883,746
EQ/Large Cap Core Managed Volatility Portfolio	20,946,252	266,336,968	44,485,496	(92,208,311)	38,492,231	(28,382,006)	228,724,378	2,724,189	39,761,307
EQ/Large Cap Growth Index Portfolio	—	9,252,764	—	(10,203,984)	7,390,757	(6,439,537)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	8,024,797	173,096,490	16,259,623	(48,712,073)	26,550,002	(20,830,598)	146,363,444	2,620,444	13,639,179
EQ/Loomis Sayles Growth Portfolio*	6,942,727	120,536,321	16,209,515	(70,066,054)	27,490,079	(13,277,413)	80,892,448	—	13,709,515
EQ/MFS International Growth Portfolio	28,028,849	218,464,868	14,467,289	(29,874,190)	7,220,422	(2,446,332)	207,832,057	2,097,773	12,369,516
EQ/Morgan Stanley Small Cap Growth Portfolio	13,697,070	114,670,866	6,620,834	(19,249,081)	724,522	21,618,653	124,385,794	120,834	—
EQ/Value Equity Portfolio	4,773,818	132,054,470	5,280,358	(33,759,448)	19,131,515	(15,473,479)	107,233,416	1,270,101	4,010,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Fixed Income
1290 Diversified Bond Fund	12,292,527	106,883,645	13,641,902	(10,746,719)	(9,445)	(10,076,989)	99,692,394	6,441,902	—
1290 VT DoubleLine Opportunistic Bond Portfolio	18,018,412	151,409,167	24,360,824	(21,002,843)	298,974	(2,901,239)	152,164,883	7,360,824	—
1290 VT High Yield Bond Portfolio	4,617,268	40,781,376	6,043,044	(6,688,101)	728	639,508	40,776,555	2,513,041	—
EQ/Core Bond Index Portfolio	37,002,726	306,244,837	81,119,527	(46,778,127)	309,823	(606,557)	340,289,503	9,294,527	—
EQ/Core Plus Bond Portfolio	36,648,963	122,195,323	22,586,928	(16,234,120)	(27,367)	(6,978,791)	121,541,973	6,536,929	—
EQ/Intermediate Government Bond Portfolio	44,042,367	395,733,880	82,707,183	(59,969,290)	172,747	(645,303)	417,999,217	11,537,182	—
EQ/Long-Term Bond Portfolio	53,428,622	349,433,120	85,680,744	(54,906,298)	(48,472)	(28,894,113)	351,264,981	14,530,744	—
EQ/PIMCO Ultra Short Bond Portfolio	19,534,676	190,614,019	22,889,652	(23,621,347)	(9,643)	2,227,514	192,100,195	9,114,652	—
EQ/Quality Bond PLUS Portfolio	16,255,460	129,208,376	16,216,528	(20,184,120)	(285,328)	(1,137,290)	123,818,166	4,091,529	—
Multimanager Core Bond Portfolio	24,048,666	201,441,028	32,666,853	(27,290,507)	77,814	(3,151,840)	203,743,348	7,691,849	—

Total		7,089,200,342	1,091,776,302	(1,400,568,001)	227,292,334	(82,681,672)	6,925,019,305	149,296,428	469,575,888

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$142,990,265	$6,782,029,040	$—	$6,925,019,305

Total Assets	$142,990,265	$6,782,029,040	$—	$6,925,019,305

Total Liabilities	$—	$—	$—	$—

Total	$142,990,265	$6,782,029,040	$—	$6,925,019,305

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,091,776,302
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,400,568,001

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,262,650,059
Aggregate gross unrealized depreciation	(354,098,950)

Net unrealized appreciation	$908,551,109

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,016,468,196

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,949,361,271)	$6,925,019,305
Cash	5,681,623
Receivable for securities sold	3,994,823
Receivable for Portfolio shares sold	218,161
Dividends, interest and other receivables	20,852
Other assets	31,190

Total assets	6,934,965,954

LIABILITIES
Payable for Portfolio shares repurchased	2,443,064
Distribution fees payable – Class IB	1,493,540
Administrative fees payable	750,993
Investment management fees payable	547,590
Accrued expenses	324,062

Total liabilities	5,559,249

Commitments and contingent liabilities^
NET ASSETS	$6,929,406,705

Net assets were comprised of:
Paid in capital	$5,620,364,948
Total distributable earnings (loss)	1,309,041,757

Net assets	$6,929,406,705

Class IB
Net asset value, offering and redemption price per share, $6,880,877,303 / 722,054,325 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.53

Class K
Net asset value, offering and redemption price per share, $48,529,402 / 5,089,548 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.54

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$149,296,428
Interest	339,339

Total income	149,635,767

EXPENSES
Distribution fees – Class IB (a)	17,384,838
Administrative fees	8,923,210
Investment management fees	6,461,528
Printing and mailing expenses	564,942
Professional fees	271,951
Distribution fees – Class IA (a)	236,512
Trustees’ fees	235,256
Custodian fees	227,001
Miscellaneous	104,182

Total expenses	34,409,420

NET INVESTMENT INCOME (LOSS)	115,226,347

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	227,292,334
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	469,575,888

Net realized gain (loss)	696,868,222

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(82,681,672)

NET REALIZED AND UNREALIZED GAIN (LOSS)	614,186,550

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$729,412,897

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$115,226,347	$92,859,399
Net realized gain (loss)	696,868,222	242,936,237
Net change in unrealized appreciation (depreciation)	(82,681,672)	658,499,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	729,412,897	994,295,241

Distributions to shareholders:
Class IA	—	(8,701,095)
Class IB	(551,177,788)	(302,039,858)
Class K	(4,008,500)	(2,388,840)

Total distributions to shareholders	(555,186,288)	(313,129,793)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 393,113 and 787,788 shares, respectively ]	3,748,909	7,161,105
Capital shares issued in reinvestment of dividends and distributions [ 0 and 967,830 shares, respectively ]	—	8,701,095
Capital shares repurchased in connection with share class combination (Note 1) [ (20,598,780) and 0 shares, respectively ]	(202,598,768)	—
Capital shares repurchased [ (1,102,142) and (2,221,694) shares, respectively ]	(10,519,941)	(19,955,957)

Total Class IA transactions	(209,369,800)	(4,093,757)

Class IB
Capital shares sold [ 10,755,772 and 11,140,587 shares, respectively ]	106,380,645	100,231,258
Capital shares issued in connection with share class combination (Note 1) [ 20,586,971 and 0 shares, respectively ]	202,598,768	—
Capital shares issued in reinvestment of dividends and distributions [ 56,668,720 and 33,582,918 shares, respectively ]	551,177,788	302,039,858
Capital shares repurchased [ (99,808,424) and (100,076,513) shares, respectively ]	(986,512,423)	(899,600,480)

Total Class IB transactions	(126,355,222)	(497,329,364)

Class K
Capital shares sold [ 126,700 and 255,313 shares, respectively ]	1,245,747	2,301,228
Capital shares issued in reinvestment of dividends and distributions [ 411,835 and 264,901 shares, respectively ]	4,008,500	2,388,840
Capital shares repurchased [ (901,999) and (1,277,984) shares, respectively ]	(8,960,103)	(11,485,774)

Total Class K transactions	(3,705,856)	(6,795,706)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(339,430,878)	(508,218,827)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(165,204,269)	172,946,621
NET ASSETS:
Beginning of year	7,094,610,974	6,921,664,353

End of year	$6,929,406,705	$7,094,610,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$9.33		$8.47		$11.61		$11.52		$11.09

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.12		0.09		0.08		0.09
Net realized and unrealized gain (loss)	0.84		1.16		(2.10)		1.35		1.42

Total from investment operations	1.00		1.28		(2.01)		1.43		1.51

Less distributions:
Dividends from net investment income	(0.24)		(0.15)		(0.10)		(0.42)		(0.27)
Distributions from net realized gains	(0.56)		(0.27)		(1.03)		(0.92)		(0.81)

Total dividends and distributions	(0.80)		(0.42)		(1.13)		(1.34)		(1.08)

Net asset value, end of year	$9.53		$9.33		$8.47		$11.61		$11.52

Total return	10.75%		15.36%		(17.08)%		12.67%		14.13%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,880,877		$6,845,088		$6,684,718		$8,960,367		$8,774,906
Ratio of expenses to average net assets (f)	0.49	%(jj)	0.50	%(j)	0.49	%(k)	0.48	%(o)	0.49	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	1.65%		1.33%		0.90%		0.63%		0.79%
Portfolio turnover rate^	15%		8%		9%		23%		21%

	Year Ended December 31,
Class K	2024		2023		2022		2021		2020
Net asset value, beginning of year	$9.33		$8.47		$11.61		$11.52		$11.09

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.14		0.12		0.11		0.11
Net realized and unrealized gain (loss)	0.86		1.16		(2.11)		1.35		1.43

Total from investment operations	1.04		1.30		(1.99)		1.46		1.54

Less distributions:
Dividends from net investment income	(0.27)		(0.17)		(0.12)		(0.45)		(0.30)
Distributions from net realized gains	(0.56)		(0.27)		(1.03)		(0.92)		(0.81)

Total dividends and distributions	(0.83)		(0.44)		(1.15)		(1.37)		(1.11)

Net asset value, end of year	$9.54		$9.33		$8.47		$11.61		$11.52

Total return	11.13%		15.62%		(16.86)%		12.95%		14.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$48,529		$50,886		$52,619		$65,780		$66,068
Ratio of expenses to average net assets (f)	0.24	%(jj)	0.25	%(j)	0.24	%(k)	0.23	%(o)	0.24	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	1.84%		1.59%		1.18%		0.87%		0.99%
Portfolio turnover rate^	15%		8%		9%		23%		21%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class IB and 0.88% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class IB and 0.84% for Class K.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (90.9%)
1290 Avantis U.S. Large Cap Growth Fund‡	1,269,441	$23,586,220
1290 VT Equity Income Portfolio‡	15,066,242	71,863,184
1290 VT GAMCO Small Company Value Portfolio‡	1,094,335	78,925,530
1290 VT Micro Cap Portfolio‡	3,775,929	39,487,992
1290 VT Small Cap Value Portfolio‡	3,185,144	37,597,785
ATM International Managed Volatility Portfolio‡	29,575,229	305,790,325
ATM Large Cap Managed Volatility Portfolio‡	54,699,852	794,242,953
ATM Mid Cap Managed Volatility Portfolio‡	6,966,692	56,771,786
ATM Small Cap Managed Volatility Portfolio‡	24,345,001	265,773,048
EQ/AB Small Cap Growth Portfolio‡	6,095,919	107,253,573
EQ/American Century Mid Cap Value Portfolio‡	573,774	12,445,583
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	9,582,155	117,569,427
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	3,046,756	43,046,394
EQ/Global Equity Managed Volatility Portfolio‡	7,489,607	120,966,410
EQ/International Core Managed Volatility Portfolio‡	6,218,190	66,140,945
EQ/International Equity Index Portfolio‡	560,582	6,126,942
EQ/International Value Managed Volatility Portfolio‡	7,280,002	93,021,097
EQ/Janus Enterprise Portfolio‡	780,772	17,608,836
EQ/JPMorgan Growth Stock Portfolio*‡	539,494	41,237,042
EQ/JPMorgan Value Opportunities Portfolio‡	3,619,995	69,927,609
EQ/Large Cap Core Managed Volatility Portfolio‡	14,129,080	154,283,688
EQ/Large Cap Value Managed Volatility Portfolio‡	5,317,000	96,976,217
EQ/Loomis Sayles Growth Portfolio*‡	4,562,894	53,164,078
EQ/MFS International Growth Portfolio‡	17,075,515	126,613,809
EQ/Morgan Stanley Small Cap Growth Portfolio‡	6,883,642	62,511,711
EQ/Value Equity Portfolio‡	3,072,800	69,023,761

Total Equity		2,931,955,945

Fixed Income (9.1%)
1290 Diversified Bond Fund‡	1,732,523	14,050,759
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,561,460	21,631,443
1290 VT High Yield Bond Portfolio‡	749,041	6,615,016
EQ/Core Bond Index Portfolio‡	4,961,767	45,630,080
EQ/Core Plus Bond Portfolio‡	5,219,772	17,310,759
EQ/Intermediate Government Bond Portfolio‡	5,902,272	56,017,539
EQ/Long-Term Bond Portfolio‡	8,727,911	57,381,408
EQ/PIMCO Ultra Short Bond Portfolio‡	2,709,707	26,646,726
EQ/Quality Bond PLUS Portfolio‡	2,307,894	17,579,277
Multimanager Core Bond Portfolio‡	3,431,221	29,069,736

Total Fixed Income		291,932,743

Total Investments in Securities (100.0%) (Cost $2,587,750,655)		3,223,888,688
Other Assets Less Liabilities (0.0%)†		1,468,258

Net Assets (100%)		$3,225,356,946

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	1,269,441	—	22,023,533	(1,401,746)	61,710	2,902,723	23,586,220	20,316	84,904
1290 VT Equity Income Portfolio	15,066,242	73,455,650	7,624,913	(9,024,311)	673,105	(866,173)	71,863,184	1,657,674	5,779,293
1290 VT GAMCO Small Company Value Portfolio	1,094,335	80,232,274	6,679,460	(10,722,774)	2,723,304	13,266	78,925,530	638,013	5,841,106
1290 VT Micro Cap Portfolio	3,775,929	29,887,749	7,787,669	(4,796,985)	(105,015)	6,714,574	39,487,992	179,095	—
1290 VT Small Cap Value Portfolio	3,185,144	35,863,444	3,095,382	(5,529,736)	282,729	3,885,966	37,597,785	584,683	2,418,766
ATM International Managed Volatility Portfolio	29,575,229	332,605,245	16,957,159	(38,259,067)	1,426,570	(6,939,582)	305,790,325	9,629,875	6,462,848

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Large Cap Managed Volatility Portfolio	54,699,852	741,642,570	156,583,947	(118,307,721)	14,848	14,309,309	794,242,953	9,887,350	144,763,222
ATM Mid Cap Managed Volatility Portfolio	6,966,692	55,725,306	5,937,569	(6,200,268)	(10,134)	1,319,313	56,771,786	723,809	5,067,663
ATM Small Cap Managed Volatility Portfolio	24,345,001	244,976,544	50,373,584	(33,459,008)	26,703	3,855,225	265,773,048	4,152,038	19,640,893
EQ/AB Small Cap Growth Portfolio	6,095,919	98,438,835	16,482,823	(12,403,611)	(513,308)	5,248,834	107,253,573	482,246	8,733,175
EQ/American Century Mid Cap Value Portfolio	573,774	12,431,026	974,812	(1,052,847)	632	91,960	12,445,583	256,710	693,059
EQ/ClearBridge Select Equity Managed Volatility Portfolio	9,582,155	107,082,450	895,153	(12,872,397)	(144,132)	22,608,353	117,569,427	623,509	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	3,046,756	41,400,169	8,335,136	(7,148,959)	21,659	438,389	43,046,394	613,310	3,613,168
EQ/Global Equity Managed Volatility Portfolio	7,489,607	120,116,531	14,925,144	(14,454,920)	(39,989)	419,644	120,966,410	1,811,487	12,808,817
EQ/International Core Managed Volatility Portfolio	6,218,190	72,350,738	5,183,945	(9,126,721)	2,396,758	(4,663,775)	66,140,945	1,665,422	3,318,014
EQ/International Equity Index Portfolio	560,582	5,827,778	199,236	—	—	99,928	6,126,942	199,236	—
EQ/International Value Managed Volatility Portfolio	7,280,002	104,134,173	8,069,482	(13,454,920)	115,611	(5,843,249)	93,021,097	2,541,103	5,223,539
EQ/Janus Enterprise Portfolio	780,772	17,465,193	1,343,393	(2,339,318)	24,734	1,114,834	17,608,836	2,147	1,282,839
EQ/JPMorgan Growth Stock Portfolio*	539,494	34,139,300	2,021,897	(4,211,387)	112,157	9,175,075	41,237,042	—	1,921,725
EQ/JPMorgan Value Opportunities Portfolio	3,619,995	67,963,451	9,303,299	(8,424,311)	405,465	679,705	69,927,609	951,150	8,164,202
EQ/Large Cap Core Managed Volatility Portfolio	14,129,080	169,736,950	28,969,313	(51,631,080)	17,444,155	(10,235,650)	154,283,688	1,833,235	26,772,332
EQ/Large Cap Growth Index Portfolio	—	6,500,317	—	(7,168,395)	4,788,111	(4,120,033)	—	—	—
EQ/Large Cap Value Managed Volatility Portfolio	5,317,000	106,702,633	10,944,025	(23,640,309)	10,296,175	(7,326,307)	96,976,217	1,731,476	8,961,621
EQ/Loomis Sayles Growth Portfolio*	4,562,894	66,831,345	9,076,985	(30,944,282)	13,165,640	(4,965,610)	53,164,078	—	8,976,477
EQ/MFS International Growth Portfolio	17,075,515	130,472,105	9,143,601	(15,795,775)	3,270,055	(476,177)	126,613,809	1,274,918	7,517,834
EQ/Morgan Stanley Small Cap Growth Portfolio	6,883,642	55,030,968	3,694,449	(7,257,726)	384,102	10,659,918	62,511,711	60,499	—
EQ/Value Equity Portfolio	3,072,800	83,548,807	3,581,409	(20,424,311)	7,792,508	(5,474,652)	69,023,761	817,822	2,575,640
Fixed Income
1290 Diversified Bond Fund	1,732,523	13,693,713	2,917,191	(1,168,122)	(409)	(1,391,614)	14,050,759	875,592	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	2,561,460	19,550,232	5,152,737	(2,691,291)	33,819	(414,054)	21,631,443	1,044,247	—
1290 VT High Yield Bond Portfolio	749,041	5,923,905	1,063,325	(467,249)	(2,167)	97,202	6,615,016	406,686	—
EQ/Core Bond Index Portfolio	4,961,767	38,261,628	12,860,474	(5,382,583)	19,469	(128,908)	45,630,080	1,243,496	—
EQ/Core Plus Bond Portfolio	5,219,772	15,742,950	4,653,436	(2,105,693)	11,360	(991,294)	17,310,759	928,351	—
EQ/Intermediate Government Bond Portfolio	5,902,272	48,996,851	14,024,295	(6,904,216)	9,913	(109,304)	56,017,539	1,543,031	—
EQ/Long-Term Bond Portfolio	8,727,911	51,477,624	17,723,157	(7,137,840)	(30,218)	(4,651,315)	57,381,408	2,368,573	—
EQ/PIMCO Ultra Short Bond Portfolio	2,709,707	25,543,420	3,753,203	(2,924,916)	3,414	271,605	26,646,726	1,261,394	—
EQ/Quality Bond PLUS Portfolio	2,307,894	16,171,461	3,625,629	(1,988,881)	15,303	(244,235)	17,579,277	579,704	—
Multimanager Core Bond Portfolio	3,431,221	26,424,632	6,230,061	(3,158,540)	8,605	(435,022)	29,069,736	1,079,929	—

Total		3,156,347,967	482,210,826	(503,982,216)	64,683,242	24,628,869	3,223,888,688	53,668,126	290,621,137

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$37,636,979	$3,186,251,709	$—	$3,223,888,688

Total Assets	$37,636,979	$3,186,251,709	$—	$3,223,888,688

Total Liabilities	$—	$—	$—	$—

Total	$37,636,979	$3,186,251,709	$—	$3,223,888,688

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$482,210,826
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$503,982,216

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$659,448,965
Aggregate gross unrealized depreciation	(54,472,842)

Net unrealized appreciation	$604,976,123

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,618,912,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,587,750,655)	$3,223,888,688
Cash	1,614,701
Receivable for securities sold	1,816,526
Receivable for Portfolio shares sold	402,506
Dividends, interest and other receivables	7,121
Other assets	14,196

Total assets	3,227,743,738

LIABILITIES
Payable for Portfolio shares repurchased	893,662
Distribution fees payable – Class IB	696,168
Administrative fees payable	350,505
Investment management fees payable	263,296
Accrued expenses	183,161

Total liabilities	2,386,792

Commitments and contingent liabilities^
NET ASSETS	$3,225,356,946

Net assets were comprised of:
Paid in capital	$2,383,077,414
Total distributable earnings (loss)	842,279,532

Net assets	$3,225,356,946

Class IB
Net asset value, offering and redemption price per share, $3,198,471,776 / 307,168,720 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.41

Class K
Net asset value, offering and redemption price per share, $26,885,170 / 2,578,813 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.43

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$53,668,126
Interest	114,335

Total income	53,782,461

EXPENSES
Distribution fees – Class IB (a)	7,959,156
Administrative fees	4,084,754
Investment management fees	3,050,005
Printing and mailing expenses	265,202
Custodian fees	225,500
Professional fees	144,198
Trustees' fees	106,716
Distribution fees – Class IA (a)	95,624
Miscellaneous	47,034

Total expenses	15,978,189

NET INVESTMENT INCOME (LOSS)	37,804,272

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	64,683,242
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	290,621,137

Net realized gain (loss)	355,304,379

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	24,628,869

NET REALIZED AND UNREALIZED GAIN (LOSS)	379,933,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$417,737,520

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$37,804,272	$31,198,346
Net realized gain (loss)	355,304,379	124,137,572
Net change in unrealized appreciation (depreciation)	24,628,869	355,918,970

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	417,737,520	511,254,888

Distributions to shareholders:
Class IA	—	(3,344,541)
Class IB	(236,637,463)	(125,135,747)
Class K	(2,022,851)	(1,289,221)

Total distributions to shareholders	(238,660,314)	(129,769,509)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 203,478 and 616,504 shares, respectively ]	2,102,974	5,827,377
Capital shares issued in reinvestment of dividends and distributions [ 0 and 355,791 shares, respectively ]	—	3,344,541
Capital shares repurchased in connection with share class combination (Note 1) [ (7,708,608) and 0 shares, respectively ]	(81,572,915)	—
Capital shares repurchased [ (654,193) and (1,333,673) shares, respectively ]	(6,717,376)	(12,513,291)

Total Class IA transactions	(86,187,317)	(3,341,373)

Class IB
Capital shares sold [ 7,233,404 and 7,183,376 shares, respectively ]	76,952,574	67,223,308
Capital shares issued in connection with share class combination (Note 1) [ 7,706,586 and 0 shares, respectively ]	81,572,915	—
Capital shares issued in reinvestment of dividends and distributions [ 22,243,539 and 13,303,701 shares, respectively ]	236,637,463	125,135,747
Capital shares repurchased [ (39,057,216) and (33,997,364) shares, respectively ]	(415,903,301)	(318,090,802)

Total Class IB transactions	(20,740,349)	(125,731,747)

Class K
Capital shares sold [ 239,626 and 210,665 shares, respectively ]	2,536,297	1,971,901
Capital shares issued in reinvestment of dividends and distributions [ 189,936 and 136,563 shares, respectively ]	2,022,851	1,289,221
Capital shares repurchased [ (868,449) and (591,646) shares, respectively ]	(9,152,002)	(5,502,382)

Total Class K transactions	(4,592,854)	(2,241,260)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(111,520,520)	(131,314,380)

TOTAL INCREASE (DECREASE) IN NET ASSETS	67,556,686	250,170,999
NET ASSETS:
Beginning of year	3,157,800,260	2,907,629,261

End of year	$3,225,356,946	$3,157,800,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$9.86		$8.70		$12.51		$12.06		$11.50

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.10		0.07		0.07		0.08
Net realized and unrealized gain (loss)	1.23		1.47		(2.41)		1.95		1.61

Total from investment operations	1.36		1.57		(2.34)		2.02		1.69

Less distributions:
Dividends from net investment income	(0.23)		(0.13)		(0.08)		(0.53)		(0.31)
Distributions from net realized gains	(0.58)		(0.28)		(1.39)		(1.04)		(0.82)

Total dividends and distributions	(0.81)		(0.41)		(1.47)		(1.57)		(1.13)

Net asset value, end of year	$10.41		$9.86		$8.70		$12.51		$12.06

Total return	13.73%		18.37%		(18.31)%		17.14%		15.41%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,198,472		$3,047,571		$2,805,155		$3,712,223		$3,453,575
Ratio of expenses to average net assets (f)	0.49	%(kk)	0.51	%(j)	0.49	%(k)	0.48	%(o)	0.50	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	1.18%		1.03%		0.72%		0.55%		0.71%
Portfolio turnover rate^	15%		6%		7%		17%		16%

	Year Ended December 31,
Class K	2024		2023		2022		2021		2020
Net asset value, beginning of year	$9.87		$8.70		$12.52		$12.07		$11.50

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.12		0.10		0.10		0.11
Net realized and unrealized gain (loss)	1.26		1.48		(2.42)		1.96		1.62

Total from investment operations	1.40		1.60		(2.32)		2.06		1.73

Less distributions:
Dividends from net investment income	(0.26)		(0.15)		(0.11)		(0.57)		(0.34)
Distributions from net realized gains	(0.58)		(0.28)		(1.39)		(1.04)		(0.82)

Total dividends and distributions	(0.84)		(0.43)		(1.50)		(1.61)		(1.16)

Net asset value, end of year	$10.43		$9.87		$8.70		$12.52		$12.07

Total return	14.09%		18.76%		(18.16)%		17.41%		15.75%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$26,885		$29,788		$28,391		$37,698		$36,152
Ratio of expenses to average net assets (f)	0.24	%(kk)	0.26	%(j)	0.24	%(k)	0.23	%(o)	0.25	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	1.34%		1.26%		0.97%		0.78%		0.97%
Portfolio turnover rate^	15%		6%		7%		17%		16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class IB and 0.93% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class IB and 0.89% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class IB and 0.91% for Class K.
(kk)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15% for Class IB and 0.90% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (26.5%)
iShares Core S&P Total U.S. Stock Market ETF	53,300	$6,855,446
iShares Core S&P U.S. Growth ETF (x)	30,100	4,194,435
iShares MSCI Global Min Vol Factor ETF	35,100	3,832,920
SPDR Portfolio Developed World ex-US ETF (x)	130,200	4,443,726
Vanguard FTSE Emerging Markets ETF	31,300	1,378,452

Total Equity		20,704,979

Fixed Income (6.5%)
iShares Broad USD High Yield Corporate Bond ETF (x)	110,500	4,065,295
Vanguard Total Bond Market ETF	14,700	1,057,077

Total Fixed Income		5,122,372

Total Exchange Traded Funds (33.0%) (Cost $22,146,325)		25,827,351

INVESTMENT COMPANIES:
Equity (21.8%)
1290 Avantis U.S. Large Cap Growth Fund‡	67,832	1,260,322
1290 Essex Small Cap Growth Fund‡	231,857	3,065,154
1290 GAMCO Small/Mid Cap Value Fund‡	220,902	3,761,955
1290 SmartBeta Equity Fund‡	429,542	7,980,891
AB Small Cap Growth Portfolio*‡	13,041	963,865

Total Equity		17,032,187

Fixed Income (43.3%)
1290 Diversified Bond Fund‡	3,310,691	26,849,705
1290 High Yield Bond Fund‡	830,418	7,050,247

Total Fixed Income		33,899,952

Total Investment Companies (65.1%) (Cost $51,660,916)		50,932,139

SHORT-TERM INVESTMENTS:
Investment Companies (3.8%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	2,951,098	2,951,098

Total Short-Term Investments (3.8%) (Cost $2,951,098)		2,951,098

Total Investments in Securities (101.9%) (Cost $76,758,339)		79,710,588
Other Assets Less Liabilities (-1.9%)		(1,421,713)

Net Assets (100%)		$78,288,875

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $4,533,146. This was collateralized by $1,686,220 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 1/15/25 - 5/15/54 and by cash of $2,951,098 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	67,832	—	1,307,865	(264,063)	16,772	199,748	1,260,322	1,081	4,520
1290 Essex Small Cap Growth Fund*	231,857	2,804,459	558,841	(867,723)	34,593	534,984	3,065,154	5,538	—
1290 GAMCO Small/Mid Cap Value Fund	220,902	3,620,336	958,756	(912,307)	24,854	70,316	3,761,955	39,525	137,544
1290 SmartBeta Equity Fund	429,542	8,376,986	1,585,863	(2,909,042)	246,266	680,818	7,980,891	93,952	247,883
AB Small Cap Growth Portfolio*	13,041	909,291	218,358	(343,590)	30,233	149,573	963,865	—	—
Fixed Income
1290 Diversified Bond Fund	3,310,691	24,834,592	9,157,993	(4,553,458)	503	(2,589,925)	26,849,705	1,569,068	—
1290 High Yield Bond Fund	830,418	6,287,923	1,608,631	(944,234)	2,028	95,899	7,050,247	436,865	—

Total		46,833,587	15,396,307	(10,794,417)	355,249	(858,587)	50,932,139	2,146,029	389,947

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$25,827,351	$—	$—	$25,827,351
Investment Companies
Investment Companies	50,932,139	—	—	50,932,139
Short-Term Investments
Investment Companies	2,951,098	—	—	2,951,098

Total Assets	$79,710,588	$—	$—	$79,710,588

Total Liabilities	$—	$—	$—	$—

Total	$79,710,588	$—	$—	$79,710,588

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,515,769
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,040,080

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,383,870
Aggregate gross unrealized depreciation	(3,567,920)

Net unrealized appreciation	$2,815,950

Federal income tax cost of investments in securities and derivative instruments, if applicable	$76,894,638

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $51,660,916)	$50,932,139
Unaffiliated Issuers (Cost $25,097,423)	28,778,449
Cash	1,586,059
Receivable for Portfolio shares sold	31,464
Dividends, interest and other receivables	5,350
Securities lending income receivable	1,148
Other assets	329

Total assets	81,334,938

LIABILITIES
Payable for return of collateral on securities loaned	2,951,098
Distribution fees payable – Class IB	16,071
Payable for securities purchased	15,241
Administrative fees payable	8,418
Investment management fees payable	5,610
Payable for Portfolio shares repurchased	1,076
Accrued expenses	48,549

Total liabilities	3,046,063

Commitments and contingent liabilities^
NET ASSETS	$78,288,875

Net assets were comprised of:
Paid in capital	$74,973,414
Total distributable earnings (loss)	3,315,461

Net assets	$78,288,875

Class IB
Net asset value, offering and redemption price per share, $74,611,446 / 6,207,594 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.02

Class K
Net asset value, offering and redemption price per share, $3,677,429 / 305,673 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.03

(x)	Includes value of securities on loan of $4,533,146.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($2,146,029 of dividend income received from affiliates)	$2,838,179
Interest	83,832
Securities lending (net)	6,528

Total income	2,928,539

EXPENSES
Distribution fees – Class IB	184,216
Investment management fees	115,250
Administrative fees	96,546
Custodian fees	59,500
Professional fees	41,656
Printing and mailing expenses	18,007
Trustees’ fees	2,481
Miscellaneous	3,356

Gross expenses	521,012
Less: Waiver from investment manager	(29,588)

Net expenses	491,424

NET INVESTMENT INCOME (LOSS)	2,437,115

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($355,249 realized gain (loss) from affiliates)	1,259,613
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	389,947

Net realized gain (loss)	1,649,560

Net change in unrealized appreciation (depreciation) on investments in securities ($(858,587) of change in unrealized appreciation (depreciation) from affiliates)	1,239,315

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,888,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,325,990

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,437,115	$1,791,228
Net realized gain (loss)	1,649,560	(192,644)
Net change in unrealized appreciation (depreciation)	1,239,315	4,971,822

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,325,990	6,570,406

Distributions to shareholders:
Class IB	(3,029,160)	(1,753,863)
Class K	(157,565)	(83,474)

Total distributions to shareholders	(3,186,725)	(1,837,337)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,139,886 and 990,472 shares, respectively ]	13,957,539	11,187,128
Capital shares issued in reinvestment of dividends [ 250,860 and 151,189 shares, respectively ]	3,029,160	1,753,863
Capital shares repurchased [ (1,094,995) and (1,277,728) shares, respectively ]	(13,529,966)	(14,413,368)

Total Class IB transactions	3,456,733	(1,472,377)

Class K
Capital shares sold [ 71,128 and 53,052 shares, respectively ]	886,923	602,021
Capital shares issued in reinvestment of dividends [ 13,037 and 7,190 shares, respectively ]	157,565	83,474
Capital shares repurchased [ (38,289) and (64,295) shares, respectively ]	(454,327)	(710,319)

Total Class K transactions	590,161	(24,824)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,046,894	(1,497,201)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,186,159	3,235,868
NET ASSETS:
Beginning of year	72,102,716	68,866,848

End of year	$78,288,875	$72,102,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.68		$10.91		$13.04		$12.84		$11.88

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.39		0.29		0.18		0.08		0.12
Net realized and unrealized gain (loss)	0.46		0.78		(1.80)		1.20		1.42

Total from investment operations	0.85		1.07		(1.62)		1.28		1.54

Less distributions:
Dividends from net investment income	(0.39)		(0.30)		(0.20)		(0.08)		(0.12)
Distributions from net realized gains	(0.12)		—		(0.31)		(1.00)		(0.46)

Total dividends and distributions	(0.51)		(0.30)		(0.51)		(1.08)		(0.58)

Net asset value, end of year	$12.02		$11.68		$10.91		$13.04		$12.84

Total return	7.25%		9.86%		(12.40)%		10.10%		13.10%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$74,611		$69,065		$65,986		$73,621		$64,486
Ratio of expenses to average net assets:
After waivers (f)	0.65	%(j)	0.65	%(j)	0.99	%(k)	1.16	%(o)	1.16	%(o)
Before waivers (f)	0.69%		0.71%		1.07%		1.26%		1.32%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.16%		2.56%		1.56	%(x)	0.60%		1.01%
Before waivers (f)	3.12%		2.49%		1.48	%(x)	0.51%		0.85%
Portfolio turnover rate^	29%		62%		194	%(h)	131%		135%

	Year Ended December 31,
Class K	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.69		$10.92		$13.05		$12.84		$11.88

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.43		0.31		0.20		0.11		0.15
Net realized and unrealized gain (loss)	0.45		0.79		(1.79)		1.21		1.42

Total from investment operations	0.88		1.10		(1.59)		1.32		1.57

Less distributions:
Dividends from net investment income	(0.42)		(0.33)		(0.23)		(0.11)		(0.15)
Distributions from net realized gains	(0.12)		—		(0.31)		(1.00)		(0.46)

Total dividends and distributions	(0.54)		(0.33)		(0.54)		(1.11)		(0.61)

Net asset value, end of year	$12.03		$11.69		$10.92		$13.05		$12.84

Total return	7.50%		10.11%		(12.17)%		10.42%		13.36%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,677		$3,038		$2,881		$3,397		$1,893
Ratio of expenses to average net assets:
After waivers (f)	0.40	%(j)	0.40	%(j)	0.74	%(k)	0.91	%(o)	0.91	%(o)
Before waivers (f)	0.44%		0.46%		0.82%		1.00%		1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.49%		2.78%		1.75	%(x)	0.84%		1.25%
Before waivers (f)	3.45%		2.72%		1.68	%(x)	0.75%		1.09%
Portfolio turnover rate^	29%		62%		194	%(h)	131%		135%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class IB and 0.92% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (30.5%)
iShares Core S&P Total U.S. Stock Market ETF	18,390	$2,365,322
iShares Core S&P U.S. Growth ETF	9,490	1,322,431
iShares MSCI Global Min Vol Factor ETF	17,560	1,917,552
SPDR Portfolio Developed World ex-US ETF (x)	43,430	1,482,266
Vanguard FTSE Emerging Markets ETF	15,550	684,822

Total Equity		7,772,393

Fixed Income (4.3%)
iShares Broad USD High Yield Corporate Bond ETF	30,210	1,111,426

Total Exchange Traded Funds (34.8%) (Cost $7,803,133)		8,883,819

INVESTMENT COMPANIES:
Investment Companies (63.2%)
Equity (37.9%)
1290 Avantis U.S. Large Cap Growth Fund‡	38,855	721,930
1290 Essex Small Cap Growth Fund‡	125,586	1,660,252
1290 GAMCO Small/Mid Cap Value Fund‡	119,228	2,030,445
1290 SmartBeta Equity Fund‡	254,892	4,735,900
AB Small Cap Growth Portfolio*‡	6,983	516,112

Total Equity		9,664,639

Fixed Income (25.3%)
1290 Diversified Bond Fund‡	619,220	5,021,872
1290 High Yield Bond Fund‡	167,514	1,422,191

Total Fixed Income		6,444,063

Total Investment Companies (63.2%) (Cost $15,732,427)		16,108,702

SHORT-TERM INVESTMENTS:
Investment Companies (6.8%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	1,293,179	$1,293,179
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	437,701	437,876

Total Investment Companies		1,731,055

Total Short-Term Investments (6.8%) (Cost $1,731,025)		1,731,055

Total Investments in Securities (104.8%) (Cost $25,266,585)		26,723,576
Other Assets Less Liabilities (-4.8%)		(1,224,518)

Net Assets (100%)		$25,499,058

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $1,266,462. This was collateralized by cash of $1,293,179 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	38,855	—	666,934	(39,890)	885	94,001	721,930	615	2,572
1290 Essex Small Cap Growth Fund	125,586	1,210,576	476,536	(297,374)	5,872	264,642	1,660,252	2,980	—
1290 GAMCO Small/Mid Cap Value Fund	119,228	1,563,676	725,780	(275,660)	1,439	15,210	2,030,445	21,183	73,716
1290 SmartBeta Equity Fund	254,892	3,939,368	1,481,924	(1,097,598)	34,680	377,526	4,735,900	55,365	146,076
AB Small Cap Growth Portfolio*	6,983	398,931	161,890	(118,973)	2,211	72,053	516,112	—	—
Fixed Income
1290 Diversified Bond Fund	619,220	3,493,850	2,660,654	(688,048)	2	(444,586)	5,021,872	248,577	—
1290 High Yield Bond Fund	167,514	1,006,532	512,037	(111,156)	111	14,667	1,422,191	76,757	—

Total		11,612,933	6,685,755	(2,628,699)	45,200	393,513	16,108,702	405,477	222,364

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,883,819	$—	$—	$8,883,819
Investment Companies
Investment Companies	16,108,702	—	—	16,108,702
Short-Term Investments
Investment Companies	1,731,055	—	—	1,731,055

Total Assets	$26,723,576	$—	$—	$26,723,576

Total Liabilities	$—	$—	$—	$—

Total	$26,723,576	$—	$—	$26,723,576

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,074,480
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,605,744

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,198,376
Aggregate gross unrealized depreciation	(779,747)

Net unrealized appreciation	$1,418,629

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,304,947

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $15,732,427)	$16,108,702
Unaffiliated Issuers (Cost $9,534,158)	10,614,874
Cash	106,132
Receivable for Portfolio shares sold	6,890
Receivable from investment manager	2,829
Dividends, interest and other receivables	2,090
Securities lending income receivable	295
Other assets	85

Total assets	26,841,897

LIABILITIES
Payable for return of collateral on securities loaned	1,293,179
Distribution fees payable – Class IB	3,119
Payable for securities purchased	1,205
Payable for Portfolio shares repurchased	305
Accrued expenses	45,031

Total liabilities	1,342,839

Commitments and contingent liabilities^
NET ASSETS	$25,499,058

Net assets were comprised of:
Paid in capital	$23,968,356
Total distributable earnings (loss)	1,530,702

Net assets	$25,499,058

Class IB
Net asset value, offering and redemption price per share, $14,595,098 / 1,408,202 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.36

Class K
Net asset value, offering and redemption price per share, $10,903,960 / 1,051,831 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.37

(x)	Includes value of securities on loan of $1,266,462.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($405,477 of dividend income received from affiliates)	$627,083
Interest	7,574
Securities lending (net)	1,348

Total income	636,005

EXPENSES
Custodian fees	45,299
Professional fees	43,959
Administrative fees	32,509
Investment management fees	32,113
Distribution fees – Class IB	27,289
Printing and mailing expenses	13,524
Trustees’ fees	661
Miscellaneous	2,260

Gross expenses	197,614
Less: Waiver from investment manager	(64,622)
Reimbursement from investment manager	(29,410)

Net expenses	103,582

NET INVESTMENT INCOME (LOSS)	532,423

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($45,200 realized gain (loss) from affiliates)	158,606
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	222,364

Net realized gain (loss)	380,970

Net change in unrealized appreciation (depreciation) on investments in securities ($393,513 of change in unrealized appreciation (depreciation) from affiliates)	1,137,751

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,518,721

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,051,144

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$532,423	$340,398
Net realized gain (loss)	380,970	(117,813)
Net change in unrealized appreciation (depreciation)	1,137,751	1,473,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,051,144	1,696,274

Distributions to shareholders:
Class IB	(282,296)	(154,071)
Class K	(237,660)	(195,455)

Total distributions to shareholders	(519,956)	(349,526)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 694,788 and 993,416 shares, respectively ]	7,141,967	9,034,582
Capital shares issued in reinvestment of dividends [ 27,111 and 16,261 shares, respectively ]	282,296	154,071
Capital shares repurchased [ (235,414) and (227,644) shares, respectively ]	(2,319,089)	(2,066,773)

Total Class IB transactions	5,105,174	7,121,880

Class K
Capital shares issued in reinvestment of dividends [ 22,822 and 20,627 shares, respectively ]	237,660	195,455

Total Class K transactions	237,660	195,455

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,342,834	7,317,335

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,874,022	8,664,083
NET ASSETS:
Beginning of year	18,625,036	9,960,953

End of year	$25,499,058	$18,625,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,				February 15, 2022* to December 31, 2022
	2024		2023
Net asset value, beginning of period	$9.55		$8.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25		0.24		0.19
Net realized and unrealized gain (loss)	0.77		0.80		(1.37)

Total from investment operations	1.02		1.04		(1.18)

Less distributions:
Dividends from net investment income	(0.21)		(0.17)		(0.14)

Net asset value, end of period	$10.36		$9.55		$8.68

Total return (b)	10.62%		12.01%		(11.78)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,595		$8,800		$1,212
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61	%(j)	0.61	%(j)	0.59	%(j)
Before waivers and reimbursements (a)(f)	1.04%		1.41%		2.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.47%		2.60%		2.47	%(l)
Before waivers and reimbursements (a)(f)(x)	2.03%		1.80%		0.43	%(l)
Portfolio turnover rate^	27%		60%		50	%(z)

Class K	Year Ended December 31,				February 15, 2022* to December 31, 2022
	2024		2023
Net asset value, beginning of period	$9.55		$8.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.21		0.16
Net realized and unrealized gain (loss)	0.79		0.85		(1.32)

Total from investment operations	1.05		1.06		(1.16)

Less distributions:
Dividends from net investment income	(0.23)		(0.19)		(0.16)

Net asset value, end of period	$10.37		$9.55		$8.68

Total return (b)	11.00%		12.27%		(11.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,904		$9,825		$8,749
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.36	%(j)	0.35	%(j)	0.34	%(j)
Before waivers and reimbursements (a)(f)	0.80%		1.11%		2.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.50%		2.36%		1.96	%(l)
Before waivers and reimbursements (a)(f)(x)	2.06%		1.60%		0.20	%(l)
Portfolio turnover rate^	27%		60%		50	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (33.2%)
iShares Core S&P Total U.S. Stock Market ETF	21,850	$2,810,347
iShares Core S&P U.S. Growth ETF	10,800	1,504,980
iShares MSCI Global Min Vol Factor ETF	26,560	2,900,352
SPDR Portfolio Developed World ex-US ETF (x)	44,570	1,521,174
Vanguard FTSE Emerging Markets ETF	23,060	1,015,563

Total Exchange Traded Funds (33.2%) (Cost $8,501,402)		9,752,416

INVESTMENT COMPANIES:
Investment Companies (64.6%)
Equity (54.7%)
1290 Avantis U.S. Large Cap Growth Fund‡	69,649	1,294,082
1290 Essex Small Cap Growth Fund‡	187,502	2,478,778
1290 GAMCO Small/Mid Cap Value Fund‡	172,445	2,936,744
1290 SmartBeta Equity Fund‡	461,519	8,575,023
AB Small Cap Growth Portfolio*‡	11,046	816,426

Total Equity		16,101,053

Fixed Income (9.9%)
1290 Diversified Bond Fund‡	151,235	1,226,518
1290 High Yield Bond Fund‡	198,093	1,681,807

Total Fixed Income		2,908,325

Total Investment Companies (64.6%) (Cost $17,169,781)		19,009,378

SHORT-TERM INVESTMENTS:
Investment Companies (6.4%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	1,347,754	$1,347,754
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	549,476	549,695

Total Investment Companies		1,897,449

Total Short-Term Investments (6.4%) (Cost $1,897,459)		1,897,449

Total Investments in Securities (104.2%) (Cost $27,568,642)		30,659,243
Other Assets Less Liabilities (-4.2%)		(1,246,315)

Net Assets (100%)		$29,412,928

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $1,319,909. This was collateralized by cash of $1,347,754 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis U.S. Large Cap Growth Fund	69,649	—	1,147,151	(18,170)	14	165,087	1,294,082	1,094	4,570
1290 Essex Small Cap Growth Fund	187,502	1,637,520	621,354	(167,268)	(110)	387,282	2,478,778	4,409	—
1290 GAMCO Small/Mid Cap Value Fund	172,445	2,138,358	975,140	(200,656)	371	23,531	2,936,744	30,317	105,500
1290 SmartBeta Equity Fund	461,519	6,416,067	2,653,627	(1,201,737)	20,583	686,483	8,575,023	99,294	261,979
AB Small Cap Growth Portfolio*	11,046	547,599	236,287	(76,157)	(413)	109,110	816,426	—	—
Fixed Income
1290 Diversified Bond Fund	151,235	460,215	918,218	(43,095)	358	(109,178)	1,226,518	51,459	—
1290 High Yield Bond Fund	198,093	1,052,824	641,292	(29,336)	5	17,022	1,681,807	86,785	—

Total		12,252,583	7,193,069	(1,736,419)	20,808	1,279,337	19,009,378	273,358	372,049

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,752,416	$—	$—	$9,752,416
Investment Companies
Investment Companies	19,009,378	—	—	19,009,378
Short-Term Investments
Investment Companies	1,897,449	—	—	1,897,449

Total Assets	$30,659,243	$—	$—	$30,659,243

Total Liabilities	$—	$—	$—	$—

Total	$30,659,243	$—	$—	$30,659,243

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,163,930
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,716,258

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,229,980
Aggregate gross unrealized depreciation	(174,191)

Net unrealized appreciation	$3,055,789

Federal income tax cost of investments in securities and derivative instruments, if applicable	$27,603,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $17,169,781)	$19,009,378
Unaffiliated Issuers (Cost $10,398,861)	11,649,865
Cash	187,618
Receivable for Portfolio shares sold	45,974
Receivable from investment manager	2,765
Dividends, interest and other receivables	2,565
Securities lending income receivable	284
Other assets	97

Total assets	30,898,546

LIABILITIES
Payable for return of collateral on securities loaned	1,347,754
Payable for securities purchased	88,461
Distribution fees payable – Class IB	3,803
Payable for Portfolio shares repurchased	484
Accrued expenses	45,116

Total liabilities	1,485,618

Commitments and contingent liabilities^
NET ASSETS	$29,412,928

Net assets were comprised of:
Paid in capital	$26,158,345
Total distributable earnings (loss)	3,254,583

Net assets	$29,412,928

Class IB
Net asset value, offering and redemption price per share, $17,958,185 / 1,620,780 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.08

Class K
Net asset value, offering and redemption price per share, $11,454,743 / 1,033,638 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.08

(x)	Includes value of securities on loan of $1,319,909.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($273,358 of dividend income received from affiliates)	$475,712
Interest	6,237
Securities lending (net)	1,201

Total income	483,150

EXPENSES
Professional fees	44,051
Custodian fees	44,000
Investment management fees	36,323
Distribution fees – Class IB	33,340
Administrative fees	32,519
Printing and mailing expenses	13,756
Trustees’ fees	736
Miscellaneous	2,253

Gross expenses	206,978
Less: Waiver from investment manager	(68,842)
Reimbursement from investment manager	(22,201)

Net expenses	115,935

NET INVESTMENT INCOME (LOSS)	367,215

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($20,808 realized gain (loss) from affiliates)	134,719
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	372,049

Net realized gain (loss)	506,768

Net change in unrealized appreciation (depreciation) on investments in securities ($1,279,337 of change in unrealized appreciation (depreciation) from affiliates)	2,181,960

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,688,728

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,055,943

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$367,215	$284,144
Net realized gain (loss)	506,768	(178,877)
Net change in unrealized appreciation (depreciation)	2,181,960	2,038,760

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,055,943	2,144,027

Distributions to shareholders:
Class IB	(197,004)	(129,306)
Class K	(155,433)	(161,202)

Total distributions to shareholders	(352,437)	(290,508)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 741,262 and 727,192 shares, respectively ]	8,003,191	6,658,177
Capital shares issued in reinvestment of dividends [ 17,689 and 13,310 shares, respectively ]	197,004	129,306
Capital shares repurchased [ (93,494) and (75,060) shares, respectively ]	(1,014,458)	(694,719)

Total Class IB transactions	7,185,737	6,092,764

Class K
Capital shares issued in reinvestment of dividends [ 13,955 and 16,593 shares, respectively ]	155,433	161,202

Total Class K transactions	155,433	161,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,341,170	6,253,966

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,044,676	8,107,485
NET ASSETS:
Beginning of year	19,368,252	11,260,767

End of year	$29,412,928	$19,368,252

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,				February 15, 2022* to December 31, 2022
	2024		2023
Net asset value, beginning of period	$9.81		$8.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.18		0.17
Net realized and unrealized gain (loss)	1.24		1.06		(1.36)

Total from investment operations	1.40		1.24		(1.19)

Less distributions:
Dividends from net investment income	(0.13)		(0.14)		(0.10)

Net asset value, end of period	$11.08		$9.81		$8.71

Total return (b)	14.22%		14.23%		(11.95)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,958		$9,368		$2,525
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59	%(j)	0.59	%(j)	0.57	%(j)
Before waivers and reimbursements (a)(f)	0.96%		1.32%		2.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.50%		1.95%		2.23	%(l)
Before waivers and reimbursements (a)(f)(x)	1.13%		1.23%		0.36	%(l)
Portfolio turnover rate^	20%		58%		47	%(z)

Class K	Year Ended December 31,				February 15, 2022* to December 31, 2022
	2024		2023
Net asset value, beginning of period	$9.81		$8.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.17		0.11
Net realized and unrealized gain (loss)	1.26		1.09		(1.28)

Total from investment operations	1.42		1.26		(1.17)

Less distributions:
Dividends from net investment income	(0.15)		(0.16)		(0.12)

Net asset value, end of period	$11.08		$9.81		$8.71

Total return (b)	14.49%		14.49%		(11.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,455		$10,000		$8,736
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.34	%(j)	0.34	%(j)	0.31	%(j)
Before waivers and reimbursements (a)(f)	0.72%		1.03%		1.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.53%		1.80%		1.40	%(l)
Before waivers and reimbursements (a)(f)(x)	1.15%		1.10%		(0.27	)%(l)
Portfolio turnover rate^	20%		58%		47	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15% for Class IB and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (25.5%)
EQ/American Century Mid Cap Value Portfolio‡	15,913	$345,168
EQ/Emerging Markets Equity PLUS Portfolio‡	50,873	454,906
EQ/Equity 500 Index Portfolio‡	29,675	2,520,053
EQ/International Equity Index Portfolio‡	73,361	801,803
EQ/Janus Enterprise Portfolio‡	31,945	720,466
EQ/MFS International Growth Portfolio‡	66,035	489,647
EQ/Small Company Index Portfolio‡	31,113	356,201
EQ/Value Equity Portfolio‡	13,220	296,952
Multimanager Aggressive Equity Portfolio‡	4,316	331,362

Total Equity		6,316,558

Fixed Income (74.5%)
1290 Diversified Bond Fund‡	446,517	3,621,250
1290 VT High Yield Bond Portfolio‡	293,914	2,595,648
EQ/Core Bond Index Portfolio‡	225,854	2,077,032
EQ/Core Plus Bond Portfolio‡	1,006,361	3,337,477
EQ/Long-Term Bond Portfolio‡	257,162	1,690,707
EQ/PIMCO Ultra Short Bond Portfolio‡	327,995	3,225,435
EQ/Quality Bond PLUS Portfolio‡	252,980	1,926,950

Total Fixed Income		18,474,499

Total Investments in Securities (100.0%) (Cost $25,659,575)		24,791,057
Other Assets Less Liabilities (0.0%)†		(11,554)

Net Assets (100%)		$24,779,503

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	15,913	400,698	38,141	(98,330)	49,294	(44,635)	345,168	7,083	19,111
EQ/Emerging Markets Equity PLUS Portfolio	50,873	668,360	25,550	(261,862)	1,186	21,672	454,906	11,216	—
EQ/Equity 500 Index Portfolio	29,675	3,445,910	155,348	(1,696,465)	1,320,145	(704,885)	2,520,053	26,209	50,641
EQ/International Equity Index Portfolio	73,361	1,006,825	52,409	(285,192)	53,323	(25,562)	801,803	26,128	—
EQ/Janus Enterprise Portfolio	31,945	792,106	73,303	(199,904)	63,330	(8,369)	720,466	94	52,390
EQ/MFS International Growth Portfolio	66,035	612,723	50,283	(189,117)	21,570	(5,812)	489,647	4,934	28,966
EQ/Small Company Index Portfolio	31,113	436,213	262,592	(352,744)	120,378	(110,238)	356,201	5,227	21,444
EQ/Value Equity Portfolio	13,220	371,392	24,042	(110,880)	3,711	8,687	296,952	3,485	11,000
Multimanager Aggressive Equity Portfolio	4,316	500,852	55,288	(295,880)	218,475	(147,373)	331,362	1,971	43,760
Fixed Income
1290 Diversified Bond Fund	446,517	4,027,954	362,873	(398,086)	(323)	(371,168)	3,621,250	233,733	—
1290 VT High Yield Bond Portfolio	293,914	2,783,143	224,034	(454,718)	(26,428)	69,617	2,595,648	158,510	—
EQ/Core Bond Index Portfolio	225,854	2,312,800	297,424	(534,689)	(2,510)	4,007	2,077,032	56,207	—
EQ/Core Plus Bond Portfolio	1,006,361	3,798,887	347,074	(615,011)	(80,713)	(112,760)	3,337,477	180,050	—
EQ/Long-Term Bond Portfolio	257,162	2,026,734	108,926	(296,469)	(89,788)	(58,696)	1,690,707	69,335	—
EQ/PIMCO Ultra Short Bond Portfolio	327,995	2,246,615	1,484,287	(514,096)	1,444	7,185	3,225,435	151,575	—
EQ/Quality Bond PLUS Portfolio	252,980	2,122,549	322,159	(495,174)	(20,636)	(1,948)	1,926,950	63,109	—

Total		27,553,761	3,883,733	(6,798,617)	1,632,458	(1,480,278)	24,791,057	998,866	227,312

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,621,250	$21,169,807	$—	$24,791,057

Total Assets	$3,621,250	$21,169,807	$—	$24,791,057

Total Liabilities	$—	$—	$—	$—

Total	$3,621,250	$21,169,807	$—	$24,791,057

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,883,733
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,798,617

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,164,129
Aggregate gross unrealized depreciation	(4,097,229)

Net unrealized depreciation	$(933,100)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,724,157

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $25,659,575)	$24,791,057
Cash	29,589
Receivable from Adviser	9,393
Receivable for Portfolio shares sold	4,341
Receivable for securities sold	678
Dividends, interest and other receivables	125
Other assets	117

Total assets	24,835,300

LIABILITIES
Distribution fees payable – Class IB	3,259
Administrative fees payable	2,640
Payable for Portfolio shares repurchased	2,128
Investment management fees payable	1,520
Accrued expenses	46,250

Total liabilities	55,797

Commitments and contingent liabilities^
NET ASSETS	$24,779,503

Net assets were comprised of:
Paid in capital	$25,289,309
Total distributable earnings (loss)	(509,806)

Net assets	$24,779,503

Class IB
Net asset value, offering and redemption price per share, $15,309,151 / 2,389,397 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.41

Class K
Net asset value, offering and redemption price per share, $9,470,351 / 1,479,198 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.40

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$998,866
Interest	1,349

Total income	1,000,215

EXPENSES
Custodian fees	90,000
Distribution fees – Class IB	40,197
Professional fees	38,712
Administrative fees	33,037
Investment management fees	26,277
Printing and mailing expenses	11,279
Trustees’ fees	888
Miscellaneous	350

Gross expenses	240,740
Less: Waiver from investment manager	(59,314)
Reimbursement from investment manager	(63,071)

Net expenses	118,355

NET INVESTMENT INCOME (LOSS)	881,860

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,632,458
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	227,312

Net realized gain (loss)	1,859,770

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(1,480,278)

NET REALIZED AND UNREALIZED GAIN (LOSS)	379,492

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,261,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$881,860	$671,696
Net realized gain (loss)	1,859,770	1,057,831
Net change in unrealized appreciation (depreciation)	(1,480,278)	1,080,466

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,261,352	2,809,993

Distributions to shareholders:
Class IB	(1,560,348)	(1,191,532)
Class K	(982,381)	(808,366)

Total distributions to shareholders	(2,542,729)	(1,999,898)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 182,624 and 216,579 shares, respectively ]	1,294,500	1,476,648
Capital shares issued in reinvestment of dividends and distributions [ 240,496 and 177,778 shares, respectively ]	1,560,348	1,191,532
Capital shares repurchased [ (446,762) and (609,654) shares, respectively ]	(3,149,430)	(4,178,395)

Total Class IB transactions	(294,582)	(1,510,215)

Class K
Capital shares sold [ 4,952 and 132 shares, respectively ]	31,772	919
Capital shares issued in reinvestment of dividends and distributions [ 151,552 and 120,571 shares, respectively ]	982,381	808,366
Capital shares repurchased [ (305,921) and (575,978) shares, respectively ]	(2,128,675)	(3,997,587)

Total Class K transactions	(1,114,522)	(3,188,302)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,409,104)	(4,698,517)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,690,481)	(3,888,422)
NET ASSETS:
Beginning of year	27,469,984	31,358,406

End of year	$24,779,503	$27,469,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$6.80		$6.66		$8.48		$8.95		$8.70

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23		0.15		0.12		0.09		0.10
Net realized and unrealized gain (loss)	0.09		0.50		(1.33)		0.46		0.78

Total from investment operations	0.32		0.65		(1.21)		0.55		0.88

Less distributions:
Dividends from net investment income	(0.25)		(0.17)		(0.14)		(0.16)		(0.17)
Distributions from net realized gains	(0.46)		(0.34)		(0.47)		(0.86)		(0.46)

Total dividends and distributions	(0.71)		(0.51)		(0.61)		(1.02)		(0.63)

Net asset value, end of year	$6.41		$6.80		$6.66		$8.48		$8.95

Total return	4.77%		9.96%		(14.13)%		6.27%		10.26%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$15,309		$16,406		$17,497		$22,951		$27,176
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.55	%(j)	0.55	%(j)	0.55	%(j)	0.57	%(k)(o)	0.55	%(j)
Before waivers and reimbursements (f)	1.01%		1.04%		0.85%		0.77%		0.81%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	3.28%		2.21%		1.64%		0.95%		1.20%
Before waivers and reimbursements (f)(x)	2.82%		1.71%		1.34%		0.75%		0.94%
Portfolio turnover rate^	15%		12%		14%		33%		30%

	Year Ended December 31,
Class K	2024		2023		2022		2021		2020
Net asset value, beginning of year	$6.79		$6.65		$8.47		$8.94		$8.69

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.24		0.16		0.13		0.12		0.12
Net realized and unrealized gain (loss)	0.10		0.51		(1.32)		0.45		0.78

Total from investment operations	0.34		0.67		(1.19)		0.57		0.90

Less distributions:
Dividends from net investment income	(0.27)		(0.19)		(0.16)		(0.18)		(0.19)
Distributions from net realized gains	(0.46)		(0.34)		(0.47)		(0.86)		(0.46)

Total dividends and distributions	(0.73)		(0.53)		(0.63)		(1.04)		(0.65)

Net asset value, end of year	$6.40		$6.79		$6.65		$8.47		$8.94

Total return	5.02%		10.23%		(13.93)%		6.54%		10.52%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$9,470		$11,064		$13,861		$19,573		$20,161
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.30	%(j)	0.30	%(j)	0.30	%(j)	0.32	%(k)(o)	0.30	%(j)
Before waivers and reimbursements (f)	0.76%		0.79%		0.60%		0.52%		0.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	3.47%		2.35%		1.76%		1.30%		1.40%
Before waivers and reimbursements (f)(x)	3.01%		1.86%		1.46%		1.09%		1.14%
Portfolio turnover rate^	15%		12%		14%		33%		30%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class IB and Class K, respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (53.6%)
EQ/American Century Mid Cap Value Portfolio‡	142,855	$3,098,632
EQ/Emerging Markets Equity PLUS Portfolio‡	556,718	4,978,191
EQ/Equity 500 Index Portfolio‡	388,896	33,025,726
EQ/International Equity Index Portfolio‡	945,564	10,334,640
EQ/Janus Enterprise Portfolio‡	219,185	4,943,292
EQ/MFS International Growth Portfolio‡	863,553	6,403,191
EQ/Small Company Index Portfolio‡	695,630	7,963,949
EQ/Value Equity Portfolio‡	97,979	2,200,892
Multimanager Aggressive Equity Portfolio‡	25,680	1,971,375

Total Equity		74,919,888

Fixed Income (46.5%)
1290 Diversified Bond Fund‡	1,430,117	11,598,248
1290 VT High Yield Bond Portfolio‡	1,121,701	9,906,093
EQ/Core Bond Index Portfolio‡	891,478	8,198,331
EQ/Core Plus Bond Portfolio‡	3,368,920	11,172,627
EQ/Long-Term Bond Portfolio‡	963,907	6,337,177
EQ/PIMCO Ultra Short Bond Portfolio‡	1,096,481	10,782,578
EQ/Quality Bond PLUS Portfolio‡	923,800	7,036,607

Total Fixed Income		65,031,661

Total Investments in Securities (100.1%) (Cost $116,653,754)		139,951,549
Other Assets Less Liabilities (-0.1%)		(100,238)

Net Assets (100%)		$139,851,311

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	142,855	3,379,319	380,273	(703,652)	119,111	(76,419)	3,098,632	63,881	172,369
EQ/Emerging Markets Equity PLUS Portfolio	556,718	5,643,163	320,650	(1,111,417)	8,932	116,863	4,978,191	120,638	—
EQ/Equity 500 Index Portfolio	388,896	36,836,014	2,552,979	(13,349,190)	8,464,545	(1,478,622)	33,025,726	344,872	661,527
EQ/International Equity Index Portfolio	945,564	12,667,437	885,050	(3,519,367)	434,878	(133,358)	10,334,640	337,467	—
EQ/Janus Enterprise Portfolio	219,185	4,984,190	532,044	(909,884)	29,910	307,032	4,943,292	604	358,990
EQ/MFS International Growth Portfolio	863,553	7,298,440	700,618	(1,819,182)	44,351	178,964	6,403,191	64,011	380,608
EQ/Small Company Index Portfolio	695,630	8,105,699	2,359,668	(2,811,946)	102,815	207,713	7,963,949	118,139	479,542
EQ/Value Equity Portfolio	97,979	2,785,209	206,776	(881,561)	37,055	53,413	2,200,892	25,964	81,929
Multimanager Aggressive Equity Portfolio	25,680	2,323,631	427,630	(1,100,516)	654,201	(333,571)	1,971,375	11,761	259,553
Fixed Income
1290 Diversified Bond Fund	1,430,117	10,712,982	3,467,797	(1,514,777)	(751)	(1,067,003)	11,598,248	671,673	—
1290 VT High Yield Bond Portfolio	1,121,701	10,219,992	1,300,589	(1,769,224)	3,088	151,648	9,906,093	607,604	—
EQ/Core Bond Index Portfolio	891,478	8,187,322	1,649,120	(1,657,908)	2,894	16,903	8,198,331	222,807	—
EQ/Core Plus Bond Portfolio	3,368,920	12,328,234	1,610,986	(2,146,988)	24,310	(643,915)	11,172,627	602,014	—
EQ/Long-Term Bond Portfolio	963,907	7,666,511	544,685	(1,330,887)	(306,333)	(236,799)	6,337,177	260,926	—
EQ/PIMCO Ultra Short Bond Portfolio	1,096,481	6,724,850	5,683,163	(1,652,946)	7,108	20,403	10,782,578	509,299	—
EQ/Quality Bond PLUS Portfolio	923,800	7,210,548	1,482,750	(1,587,908)	6,429	(75,212)	7,036,607	231,436	—

Total		147,073,541	24,104,778	(37,867,353)	9,632,543	(2,991,960)	139,951,549	4,193,096	2,394,518

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$11,598,248	$128,353,301	$—	$139,951,549

Total Assets	$11,598,248	$128,353,301	$—	$139,951,549

Total Liabilities	$—	$—	$—	$—

Total	$11,598,248	$128,353,301	$—	$139,951,549

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,104,778
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$37,867,353

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,192,246
Aggregate gross unrealized depreciation	(12,028,089)

Net unrealized appreciation	$23,164,157

Federal income tax cost of investments in securities and derivative instruments, if applicable	$116,787,392

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $116,653,754)	$139,951,549
Cash	97,178
Receivable for Portfolio shares sold	26,755
Receivable from Adviser	3,197
Dividends, interest and other receivables	199
Other assets	645

Total assets	140,079,523

LIABILITIES
Payable for Portfolio shares repurchased	104,343
Distribution fees payable – Class IB	24,913
Payable for securities purchased	20,983
Administrative fees payable	14,997
Investment management fees payable	10,423
Accrued expenses	52,553

Total liabilities	228,212

Commitments and contingent liabilities^
NET ASSETS	$139,851,311

Net assets were comprised of:
Paid in capital	$113,203,176
Total distributable earnings (loss)	26,648,135

Net assets	$139,851,311

Class IB
Net asset value, offering and redemption price per share, $116,117,793 / 11,368,707 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.21

Class K
Net asset value, offering and redemption price per share, $23,733,518 / 2,323,714 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.21

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$4,193,096
Interest	3,020

Total income	4,196,116

EXPENSES
Distribution fees – Class IB	299,066
Administrative fees	183,284
Investment management fees	145,795
Custodian fees	98,100
Professional fees	42,608
Printing and mailing expenses	20,579
Trustees’ fees	4,872
Miscellaneous	3,430

Gross expenses	797,734
Less: Waiver from investment manager	(18,851)

Net expenses	778,883

NET INVESTMENT INCOME (LOSS)	3,417,233

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	9,632,543
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	2,394,518

Net realized gain (loss)	12,027,061

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(2,991,960)

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,035,101

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,452,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,417,233	$2,670,676
Net realized gain (loss)	12,027,061	3,596,588
Net change in unrealized appreciation (depreciation)	(2,991,960)	12,162,992

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,452,334	18,430,256

Distributions to shareholders:
Class IB	(10,977,446)	(6,100,086)
Class K	(2,294,081)	(1,457,037)

Total distributions to shareholders	(13,271,527)	(7,557,123)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,017,935 and 1,045,795 shares, respectively ]	11,067,148	10,593,404
Capital shares issued in reinvestment of dividends and distributions [ 1,060,453 and 606,264 shares, respectively ]	10,977,446	6,100,086
Capital shares repurchased [ (2,247,298) and (1,796,289) shares, respectively ]	(24,583,348)	(18,167,244)

Total Class IB transactions	(2,538,754)	(1,473,754)

Class K
Capital shares issued in reinvestment of dividends and distributions [ 221,659 and 144,591 shares, respectively ]	2,294,081	1,457,037
Capital shares repurchased [ (543,268) and (488,721) shares ]	(6,021,201)	(4,985,858)

Total Class K transactions	(3,727,120)	(3,528,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,265,874)	(5,002,575)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,085,067)	5,870,558
NET ASSETS:
Beginning of year	146,936,378	141,065,820

End of year	$139,851,311	$146,936,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$10.36		$9.62		$12.50		$12.28		$11.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25		0.18		0.16		0.13		0.14
Net realized and unrealized gain (loss)	0.65		1.10		(2.07)		1.18		1.25

Total from investment operations	0.90		1.28		(1.91)		1.31		1.39

Less distributions:
Dividends from net investment income	(0.28)		(0.20)		(0.17)		(0.24)		(0.21)
Distributions from net realized gains	(0.77)		(0.34)		(0.80)		(0.85)		(0.46)

Total dividends and distributions	(1.05)		(0.54)		(0.97)		(1.09)		(0.67)

Net asset value, end of year	$10.21		$10.36		$9.62		$12.50		$12.28

Total return	8.65%		13.58%		(15.23)%		10.80%		12.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$116,118		$119,533		$112,328		$138,483		$138,209
Ratio of expenses to average net assets:
After waivers (f)	0.58	%(j)	0.57	%(j)	0.57	%(j)	0.56	%(k)	0.56	%(j)
Before waivers (f)	0.59%		0.62%		0.58%		0.56%		0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.33%		1.82%		1.46%		1.00%		1.24%
Before waivers (f)(x)	2.31%		1.78%		1.46%		1.00%		1.21%
Portfolio turnover rate^	17%		11%		15%		30%		26%

	Year Ended December 31,
Class K	2024		2023		2022		2021		2020
Net asset value, beginning of year	$10.36		$9.61		$12.49		$12.28		$11.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.26		0.20		0.17		0.15		0.15
Net realized and unrealized gain (loss)	0.67		1.12		(2.05)		1.19		1.28

Total from investment operations	0.93		1.32		(1.88)		1.34		1.43

Less distributions:
Dividends from net investment income	(0.31)		(0.23)		(0.20)		(0.28)		(0.24)
Distributions from net realized gains	(0.77)		(0.34)		(0.80)		(0.85)		(0.46)

Total dividends and distributions	(1.08)		(0.57)		(1.00)		(1.13)		(0.70)

Net asset value, end of year	$10.21		$10.36		$9.61		$12.49		$12.28

Total return	8.92%		13.97%		(15.03)%		10.98%		12.55%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$23,734		$27,404		$28,738		$43,095		$48,117
Ratio of expenses to average net assets:
After waivers (f)	0.33	%(j)	0.32	%(j)	0.32	%(j)	0.31	%(k)	0.31	%(j)
Before waivers (f)	0.34%		0.37%		0.33%		0.31%		0.33%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.42%		1.98%		1.57%		1.15%		1.35%
Before waivers (f)(x)	2.41%		1.94%		1.56%		1.15%		1.32%
Portfolio turnover rate^	17%		11%		15%		30%		26%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IB and 0.83% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.7%)
EQ/American Century Mid Cap Value Portfolio‡	191,365	$4,150,849
EQ/Emerging Markets Equity PLUS Portfolio‡	1,359,626	12,157,818
EQ/Equity 500 Index Portfolio‡	1,004,390	85,294,493
EQ/International Equity Index Portfolio‡	2,387,428	26,093,636
EQ/Janus Enterprise Portfolio‡	263,008	5,931,643
EQ/MFS International Growth Portfolio‡	2,117,073	15,697,959
EQ/Small Company Index Portfolio‡	2,006,339	22,969,647
EQ/Value Equity Portfolio‡	247,336	5,555,860
Multimanager Aggressive Equity Portfolio‡	46,698	3,584,896

Total Equity		181,436,801

Fixed Income (27.7%)
1290 Diversified Bond Fund‡	1,315,585	10,669,393
1290 VT High Yield Bond Portfolio‡	1,412,078	12,470,505
EQ/Core Bond Index Portfolio‡	984,788	9,056,437
EQ/Core Plus Bond Portfolio‡	3,587,433	11,897,301
EQ/Long-Term Bond Portfolio‡	1,270,058	8,349,960
EQ/PIMCO Ultra Short Bond Portfolio‡	1,005,904	9,891,868
EQ/Quality Bond PLUS Portfolio‡	1,034,463	7,879,528

Total Fixed Income		70,214,992

Total Investments in Securities (99.4%) (Cost $188,254,893)		251,651,793
Other Assets Less Liabilities (0.6%)		1,644,095

Net Assets (100%)		$253,295,888

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	191,365	3,842,411	592,384	(302,835)	186	18,703	4,150,849	85,586	231,109
EQ/Emerging Markets Equity PLUS Portfolio	1,359,626	10,257,315	2,533,113	(824,513)	792	191,111	12,157,818	294,014	—
EQ/Equity 500 Index Portfolio	1,004,390	79,962,490	7,308,094	(17,792,975)	4,792,116	11,024,768	85,294,493	890,774	1,695,598
EQ/International Equity Index Portfolio	2,387,428	24,945,449	2,465,909	(1,772,498)	27,184	427,592	26,093,636	850,988	—
EQ/Janus Enterprise Portfolio	263,008	5,563,053	708,645	(722,835)	5,025	377,755	5,931,643	750	432,204
EQ/MFS International Growth Portfolio	2,117,073	14,438,194	2,003,491	(978,093)	554	233,813	15,697,959	157,384	929,322
EQ/Small Company Index Portfolio	2,006,339	20,236,544	5,743,952	(3,700,517)	14,323	675,345	22,969,647	339,515	1,382,248
EQ/Value Equity Portfolio	247,336	5,435,454	593,693	(612,629)	4,242	135,100	5,555,860	66,205	206,942
Multimanager Aggressive Equity Portfolio	46,698	3,384,465	754,156	(1,010,923)	672	456,526	3,584,896	21,315	463,210
Fixed Income
1290 Diversified Bond Fund	1,315,585	7,824,496	4,233,376	(443,296)	(240)	(944,943)	10,669,393	581,327	—
1290 VT High Yield Bond Portfolio	1,412,078	10,678,386	2,374,678	(701,317)	161	118,597	12,470,505	765,485	—
EQ/Core Bond Index Portfolio	984,788	7,489,130	2,238,432	(675,895)	(40)	4,810	9,056,437	246,307	—
EQ/Core Plus Bond Portfolio	3,587,433	10,732,579	2,553,651	(711,690)	(74)	(677,165)	11,897,301	638,458	—
EQ/Long-Term Bond Portfolio	1,270,058	7,775,450	1,794,361	(518,758)	212	(701,305)	8,349,960	344,038	—
EQ/PIMCO Ultra Short Bond Portfolio	1,005,904	5,591,097	4,786,225	(486,826)	589	783	9,891,868	467,565	—
EQ/Quality Bond PLUS Portfolio	1,034,463	6,957,672	1,597,492	(584,669)	1,275	(92,242)	7,879,528	259,321	—

Total		225,114,185	42,281,652	(31,840,269)	4,846,977	11,249,248	251,651,793	6,009,032	5,340,633

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$10,669,393	$240,982,400	$—	$251,651,793

Total Assets	$10,669,393	$240,982,400	$—	$251,651,793

Total Liabilities	$—	$—	$—	$—

Total	$10,669,393	$240,982,400	$—	$251,651,793

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$42,281,652
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$31,840,269

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,216,893
Aggregate gross unrealized depreciation	(10,039,166)

Net unrealized appreciation	$63,177,727

Federal income tax cost of investments in securities and derivative instruments, if applicable	$188,474,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $188,254,893)	$251,651,793
Receivable for Portfolio shares sold	1,826,533
Receivable for securities sold	501,287
Dividends, interest and other receivables	320
Other assets	1,050

Total assets	253,980,983

LIABILITIES
Overdraft payable	439,191
Payable for Portfolio shares repurchased	87,389
Distribution fees payable – Class IB	50,414
Administrative fees payable	27,125
Investment management fees payable	21,729
Accrued expenses	59,247

Total liabilities	685,095

Commitments and contingent liabilities^
NET ASSETS	$253,295,888

Net assets were comprised of:
Paid in capital	$184,490,345
Total distributable earnings (loss)	68,805,543

Net assets	$253,295,888

Class IB
Net asset value, offering and redemption price per share, $235,574,503 / 16,591,208 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.20

Class K
Net asset value, offering and redemption price per share, $17,721,385 / 1,247,623 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.20

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All of dividend income received from affiliates)	$6,009,032
Interest	5,394

Total income	6,014,426

EXPENSES
Distribution fees – Class IB	560,472
Administrative fees	305,853
Investment management fees	243,407
Custodian fees	96,300
Professional fees	48,311
Printing and mailing expenses	28,502
Trustees’ fees	7,817
Miscellaneous	4,887

Total expenses	1,295,549

NET INVESTMENT INCOME (LOSS)	4,718,877

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	4,846,977
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	5,340,633

Net realized gain (loss)	10,187,610

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	11,249,248

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,436,858

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,155,735

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,718,877	$3,337,333
Net realized gain (loss)	10,187,610	2,499,699
Net change in unrealized appreciation (depreciation)	11,249,248	25,614,903

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,155,735	31,451,935

Distributions to shareholders:
Class IB	(10,020,281)	(6,449,839)
Class K	(806,008)	(658,044)

Total distributions to shareholders	(10,826,289)	(7,107,883)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,949,528 and 2,128,525 shares, respectively ]	27,657,033	26,864,431
Capital shares issued in reinvestment of dividends and distributions [ 698,311 and 505,332 shares, respectively ]	10,020,281	6,449,839
Capital shares repurchased [ (1,523,660) and (1,344,494) shares, respectively ]	(21,768,421)	(16,973,981)

Total Class IB transactions	15,908,893	16,340,289

Class K
Capital shares sold [ 0 and 40 shares, respectively ]	—	506
Capital shares issued in reinvestment of dividends and distributions [ 56,141 and 51,421 shares, respectively ]	806,008	658,044
Capital shares repurchased [ (257,128) and (211,199) shares ]	(3,727,397)	(2,671,876)

Total Class K transactions	(2,921,389)	(2,013,326)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,987,504	14,326,963

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,316,950	38,671,015
NET ASSETS:
Beginning of year	224,978,938	186,307,923

End of year	$253,295,888	$224,978,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$13.30		$11.80		$14.90		$13.71		$12.52

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.28		0.21		0.17		0.14		0.14
Net realized and unrealized gain (loss)	1.25		1.72		(2.62)		1.78		1.55

Total from investment operations	1.53		1.93		(2.45)		1.92		1.69

Less distributions:
Dividends from net investment income	(0.29)		(0.22)		(0.17)		(0.27)		(0.20)
Distributions from net realized gains	(0.34)		(0.21)		(0.48)		(0.46)		(0.30)

Total dividends and distributions	(0.63)		(0.43)		(0.65)		(0.73)		(0.50)

Net asset value, end of year	$14.20		$13.30		$11.80		$14.90		$13.71

Total return	11.49%		16.56%		(16.32)%		14.10%		13.70%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$235,575		$205,708		$167,325		$188,064		$159,487
Ratio of expenses to average net assets:
After waivers (f)	0.55	%(j)	0.59	%(k)	0.56	%(o)	0.55	%(m)	0.58	%(n)
Before waivers (f)	0.55%		0.59%		0.56%		0.55%		0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.93%		1.63%		1.35%		0.97%		1.18%
Before waivers (f)(x)	1.93%		1.63%		1.35%		0.97%		1.17%
Portfolio turnover rate^	13%		8%		10%		20%		20%

	Year Ended December 31,
Class K	2024		2023		2022		2021		2020
Net asset value, beginning of year	$13.30		$11.80		$14.90		$13.71		$12.52

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.29		0.22		0.18		0.17		0.16
Net realized and unrealized gain (loss)	1.28		1.74		(2.59)		1.79		1.56

Total from investment operations	1.57		1.96		(2.41)		1.96		1.72

Less distributions:
Dividends from net investment income	(0.33)		(0.25)		(0.21)		(0.31)		(0.23)
Distributions from net realized gains	(0.34)		(0.21)		(0.48)		(0.46)		(0.30)

Total dividends and distributions	(0.67)		(0.46)		(0.69)		(0.77)		(0.53)

Net asset value, end of year	$14.20		$13.30		$11.80		$14.90		$13.71

Total return	11.76%		16.83%		(16.10)%		14.38%		13.95%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$17,721		$19,271		$18,983		$27,388		$28,065
Ratio of expenses to average net assets:
After waivers (f)	0.30	%(j)	0.34	%(k)	0.31	%(o)	0.30	%(m)	0.33	%(n)
Before waivers (f)	0.30%		0.34%		0.31%		0.30%		0.33%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.00%		1.72%		1.42%		1.12%		1.27%
Before waivers (f)(x)	2.00%		1.72%		1.42%		1.12%		1.27%
Portfolio turnover rate^	13%		8%		10%		20%		20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.04% for Class IB and 0.79% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB and 0.84% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class IB and 0.78% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (82.2%)
EQ/American Century Mid Cap Value Portfolio‡	224,981	$4,880,008
EQ/Emerging Markets Equity PLUS Portfolio‡	1,449,584	12,962,231
EQ/Equity 500 Index Portfolio‡	1,113,975	94,600,579
EQ/International Equity Index Portfolio‡	2,655,326	29,021,659
EQ/Janus Enterprise Portfolio‡	212,656	4,796,047
EQ/MFS International Growth Portfolio‡	2,202,861	16,334,067
EQ/Small Company Index Portfolio‡	2,363,904	27,063,243
EQ/Value Equity Portfolio‡	314,473	7,063,962
Multimanager Aggressive Equity Portfolio‡	43,100	3,308,716

Total Equity		200,030,512

Fixed Income (17.8%)
1290 Diversified Bond Fund‡	756,167	6,132,513
1290 VT High Yield Bond Portfolio‡	828,225	7,314,321
EQ/Core Bond Index Portfolio‡	682,282	6,274,495
EQ/Core Plus Bond Portfolio‡	2,233,685	7,407,754
EQ/Long-Term Bond Portfolio‡	931,009	6,120,894
EQ/PIMCO Ultra Short Bond Portfolio‡	572,657	5,631,399
EQ/Quality Bond PLUS Portfolio‡	589,925	4,493,471

Total Fixed Income		43,374,847

Total Investments in Securities (100.0%) (Cost $178,825,598)		243,405,359
Other Assets Less Liabilities (0.0%)†		(90,176)

Net Assets (100%)		$243,315,183

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	224,981	4,358,111	637,835	(127,127)	96	11,093	4,880,008	100,055	270,124
EQ/Emerging Markets Equity PLUS Portfolio	1,449,584	9,943,922	3,241,090	(388,656)	104	165,771	12,962,231	311,562	—
EQ/Equity 500 Index Portfolio	1,113,975	84,747,984	8,701,368	(15,787,224)	1,989,661	14,948,790	94,600,579	983,261	1,865,249
EQ/International Equity Index Portfolio	2,655,326	26,675,777	2,861,898	(952,535)	2,373	434,146	29,021,659	940,865	—
EQ/Janus Enterprise Portfolio	212,656	4,060,562	614,013	(127,127)	(18)	248,617	4,796,047	558	345,797
EQ/MFS International Growth Portfolio	2,202,861	14,381,067	2,250,377	(500,154)	(9)	202,786	16,334,067	162,716	961,495
EQ/Small Company Index Portfolio	2,363,904	21,322,440	7,803,589	(2,839,806)	24,547	752,473	27,063,243	398,387	1,620,842
EQ/Value Equity Portfolio	314,473	6,333,424	796,312	(200,061)	38	134,249	7,063,962	83,969	261,876
Multimanager Aggressive Equity Portfolio	43,100	2,884,299	681,057	(652,730)	(10,066)	406,156	3,308,716	19,583	424,800
Fixed Income
1290 Diversified Bond Fund	756,167	4,731,570	2,084,742	(135,483)	10	(548,326)	6,132,513	347,633	—
1290 VT High Yield Bond Portfolio	828,225	5,997,333	1,457,363	(200,061)	—	59,686	7,314,321	446,898	—
EQ/Core Bond Index Portfolio	682,282	3,857,822	2,601,650	(169,841)	(40)	(15,096)	6,274,495	169,936	—
EQ/Core Plus Bond Portfolio	2,233,685	5,899,074	2,118,958	(190,691)	120	(419,707)	7,407,754	392,471	—
EQ/Long-Term Bond Portfolio	931,009	4,600,304	2,175,034	(163,594)	(7)	(490,843)	6,120,894	250,972	—
EQ/PIMCO Ultra Short Bond Portfolio	572,657	2,813,746	2,932,499	(137,552)	163	22,543	5,631,399	264,955	—
EQ/Quality Bond PLUS Portfolio	589,925	3,815,505	859,012	(126,073)	1	(54,974)	4,493,471	147,261	—

Total		206,422,940	41,816,797	(22,698,715)	2,006,973	15,857,364	243,405,359	5,021,082	5,750,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$6,132,513	$237,272,846	$—	$243,405,359

Total Assets	$6,132,513	$237,272,846	$—	$243,405,359

Total Liabilities	$—	$—	$—	$—

Total	$6,132,513	$237,272,846	$—	$243,405,359

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,816,797
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,698,715

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,161,289
Aggregate gross unrealized depreciation	(5,684,721)

Net unrealized appreciation	$64,476,568

Federal income tax cost of investments in securities and derivative instruments, if applicable	$178,928,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $178,825,598)	$243,405,359
Cash	243,966
Receivable for Portfolio shares sold	52,834
Dividends, interest and other receivables	266
Other assets	980

Total assets	243,703,405

LIABILITIES
Payable for securities purchased	196,923
Distribution fees payable – Class IB	50,292
Payable for Portfolio shares repurchased	39,772
Administrative fees payable	26,193
Investment management fees payable	20,982
Accrued expenses	54,060

Total liabilities	388,222

Commitments and contingent liabilities^
NET ASSETS	$243,315,183

Net assets were comprised of:
Paid in capital	$173,889,108
Total distributable earnings (loss)	69,426,075

Net assets	$243,315,183

Class IB
Net asset value, offering and redemption price per share, $233,422,216 / 15,136,193 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.42

Class K
Net asset value, offering and redemption price per share, $9,892,967 / 641,617 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.42

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$5,021,082
Interest	5,171

Total income	5,026,253

EXPENSES
Distribution fees – Class IB	547,132
Administrative fees	288,396
Investment management fees	229,544
Custodian fees	94,400
Professional fees	45,379
Printing and mailing expenses	27,537
Trustees’ fees	7,309
Miscellaneous	4,383

Total expenses	1,244,080

NET INVESTMENT INCOME (LOSS)	3,782,173

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	2,006,973
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	5,750,183

Net realized gain (loss)	7,757,156

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	15,857,364

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,614,520

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,396,693

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,782,173	$2,676,419
Net realized gain (loss)	7,757,156	2,325,594
Net change in unrealized appreciation (depreciation)	15,857,364	26,080,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,396,693	31,082,958

Distributions to shareholders:
Class IB	(7,783,630)	(5,924,405)
Class K	(357,735)	(348,762)

Total distributions to shareholders	(8,141,365)	(6,273,167)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,648,448 and 1,721,445 shares, respectively ]	25,074,973	22,973,158
Capital shares issued in reinvestment of dividends and distributions [ 499,258 and 440,831 shares, respectively ]	7,783,630	5,924,405
Capital shares repurchased [ (878,316) and (1,100,144) shares, respectively ]	(13,475,074)	(14,646,477)

Total Class IB transactions	19,383,529	14,251,086

Class K
Capital shares sold [ 0 and 1 shares, respectively ]	—	3
Capital shares issued in reinvestment of dividends and distributions [ 22,947 and 25,875 shares, respectively ]	357,735	348,762
Capital shares repurchased [ (132,688) and (95,060) shares ]	(2,059,659)	(1,261,208)

Total Class K transactions	(1,701,924)	(912,443)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,681,605	13,338,643

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,936,933	38,148,434
NET ASSETS:
Beginning of year	206,378,250	168,229,816

End of year	$243,315,183	$206,378,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.12		$12.35		$15.64		$14.03		$12.72

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25		0.19		0.17		0.14		0.14
Net realized and unrealized gain (loss)	1.58		2.02		(2.80)		2.13		1.62

Total from investment operations	1.83		2.21		(2.63)		2.27		1.76

Less distributions:
Dividends from net investment income	(0.27)		(0.21)		(0.17)		(0.29)		(0.19)
Distributions from net realized gains	(0.26)		(0.23)		(0.49)		(0.37)		(0.26)

Total dividends and distributions	(0.53)		(0.44)		(0.66)		(0.66)		(0.45)

Net asset value, end of year	$15.42		$14.12		$12.35		$15.64		$14.03

Total return	12.95%		18.11%		(16.73)%		16.29%		14.07%

Ratios/Supplemental Data:
Net assets, end of year (000's)	$233,422		$195,773		$158,103		$178,632		$143,119
Ratio of expenses to average net assets:
After waivers (f)	0.55	%(j)	0.60	%(k)	0.57	%(o)	0.56	%(j)	0.59	%(m)
Before waivers (f)	0.55%		0.60%		0.57%		0.56%		0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.65%		1.43%		1.23%		0.93%		1.13%
Before waivers (f)(x)	1.65%		1.43%		1.23%		0.93%		1.11%
Portfolio turnover rate^	10%		8%		7%		10%		12%

	Year Ended December 31,
Class K	2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.11		$12.34		$15.64		$14.02		$12.71

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25		0.21		0.18		0.17		0.14
Net realized and unrealized gain (loss)	1.63		2.03		(2.79)		2.15		1.65

Total from investment operations	1.88		2.24		(2.61)		2.32		1.79

Less distributions:
Dividends from net investment income	(0.31)		(0.24)		(0.20)		(0.33)		(0.22)
Distributions from net realized gains	(0.26)		(0.23)		(0.49)		(0.37)		(0.26)

Total dividends and distributions	(0.57)		(0.47)		(0.69)		(0.70)		(0.48)

Net asset value, end of year	$15.42		$14.11		$12.34		$15.64		$14.02

Total return	13.30%		18.40%		(16.58)%		16.65%		14.33%

Ratios/Supplemental Data:
Net assets, end of year (000's)	$9,893		$10,605		$10,127		$14,021		$12,916
Ratio of expenses to average net assets:
After waivers (f)	0.30	%(j)	0.35	%(k)	0.32	%(o)	0.31	%(j)	0.34	%(m)
Before waivers (f)	0.30%		0.35%		0.32%		0.31%		0.35%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.66%		1.55%		1.31%		1.12%		1.17%
Before waivers (f)(x)	1.66%		1.55%		1.31%		1.12%		1.15%
Portfolio turnover rate^	10%		8%		7%		10%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class IB and 0.78% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IB and 0.83% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.04% for Class IB and 0.79% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (92.3%)
EQ/American Century Mid Cap Value Portfolio‡	81,558	$1,769,046
EQ/Emerging Markets Equity PLUS Portfolio‡	813,826	7,277,257
EQ/Equity 500 Index Portfolio‡	638,442	54,217,584
EQ/International Equity Index Portfolio‡	1,509,562	16,498,915
EQ/Janus Enterprise Portfolio‡	68,626	1,547,719
EQ/MFS International Growth Portfolio‡	1,520,039	11,270,988
EQ/Small Company Index Portfolio‡	1,436,576	16,446,699
EQ/Value Equity Portfolio‡	245,314	5,510,436
Multimanager Aggressive Equity Portfolio‡	35,148	2,698,222

Total Equity		117,236,866

Fixed Income (7.7%)
1290 Diversified Bond Fund‡	156,474	1,269,002
1290 VT High Yield Bond Portfolio‡	263,306	2,325,339
EQ/Core Bond Index Portfolio‡	124,736	1,147,112
EQ/Core Plus Bond Portfolio‡	478,838	1,588,011
EQ/Long-Term Bond Portfolio‡	238,859	1,570,370
EQ/PIMCO Ultra Short Bond Portfolio‡	98,392	967,564
EQ/Quality Bond PLUS Portfolio‡	123,424	940,125

Total Fixed Income		9,807,523

Total Investments in Securities (100.0%) (Cost $105,897,616)		127,044,389
Other Assets Less Liabilities (0.0%)†		(42,465)

Net Assets (100%)		$127,001,924

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	81,558	1,468,019	350,523	(47,046)	1	(2,451)	1,769,046	36,053	97,341
EQ/Emerging Markets Equity PLUS Portfolio	813,826	5,260,779	2,160,845	(217,294)	(8)	72,935	7,277,257	174,009	—
EQ/Equity 500 Index Portfolio	638,442	44,007,947	7,450,926	(6,357,778)	246,354	8,870,135	54,217,584	561,303	1,062,396
EQ/International Equity Index Portfolio	1,509,562	14,257,233	2,518,772	(461,322)	221	184,011	16,498,915	531,935	—
EQ/Janus Enterprise Portfolio	68,626	1,205,825	314,148	(42,327)	2	70,071	1,547,719	176	110,718
EQ/MFS International Growth Portfolio	1,520,039	9,412,412	2,066,334	(306,024)	(2)	98,268	11,270,988	111,769	660,754
EQ/Small Company Index Portfolio	1,436,576	12,264,966	4,832,718	(1,045,975)	1,741	393,249	16,446,699	241,212	979,586
EQ/Value Equity Portfolio	245,314	4,656,710	919,482	(148,598)	30	82,812	5,510,436	65,308	203,362
Multimanager Aggressive Equity Portfolio	35,148	2,684,737	676,222	(990,083)	5,476	321,870	2,698,222	15,927	346,020
Fixed Income
1290 Diversified Bond Fund	156,474	653,991	731,456	(13,399)	(2)	(103,044)	1,269,002	67,029	—
1290 VT High Yield Bond Portfolio	263,306	1,576,452	792,541	(51,766)	4	8,108	2,325,339	141,533	—
EQ/Core Bond Index Portfolio	124,736	671,039	509,800	(28,928)	—	(4,799)	1,147,112	30,972	—
EQ/Core Plus Bond Portfolio	478,838	1,007,492	697,220	(26,188)	1	(90,514)	1,588,011	83,935	—
EQ/Long-Term Bond Portfolio	238,859	856,749	866,275	(30,908)	(2)	(121,744)	1,570,370	64,111	—
EQ/PIMCO Ultra Short Bond Portfolio	98,392	198,216	783,659	(10,050)	5	(4,266)	967,564	45,339	—
EQ/Quality Bond PLUS Portfolio	123,424	421,502	543,998	(10,050)	2	(15,327)	940,125	30,678	—

Total		100,604,069	26,214,919	(9,787,736)	253,823	9,759,314	127,044,389	2,201,289	3,460,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,269,002	$125,775,387	$—	$127,044,389

Total Assets	$1,269,002	$125,775,387	$—	$127,044,389

Total Liabilities	$—	$—	$—	$—

Total	$1,269,002	$125,775,387	$—	$127,044,389

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,214,919
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,787,736

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,611,423
Aggregate gross unrealized depreciation	(1,552,360)

Net unrealized appreciation	$21,059,063

Federal income tax cost of investments in securities and derivative instruments, if applicable	$105,985,326

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $105,897,616)	$127,044,389
Cash	111,569
Receivable for Portfolio shares sold	59,517
Dividends, interest and other receivables	197
Other assets	668

Total assets	127,216,340

LIABILITIES
Payable for securities purchased	104,451
Distribution fees payable – Class IB	27,327
Investment management fees payable	18,025
Administrative fees payable	13,669
Payable for Portfolio shares repurchased	511
Accrued expenses	50,433

Total liabilities	214,416

Commitments and contingent liabilities^
NET ASSETS	$127,001,924

Net assets were comprised of:
Paid in capital	$103,084,003
Total distributable earnings (loss)	23,917,921

Net assets	$127,001,924

Class IB
Net asset value, offering and redemption price per share, $126,787,594 / 7,632,504 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.61

Class K
Net asset value, offering and redemption price per share, $214,330 / 12,895 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.62

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,201,289
Interest	3,234

Total income	2,204,523

EXPENSES
Distribution fees – Class IB	288,574
Administrative fees	145,302
Investment management fees	115,673
Custodian fees	85,800
Professional fees	41,602
Recoupment fees	24,699
Printing and mailing expenses	18,511
Trustees' fees	3,630
Miscellaneous	2,158

Total expenses	725,949
Less: Waiver from investment manager	(3,651)

Net expenses	722,298

NET INVESTMENT INCOME (LOSS)	1,482,225

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All of realized gain (loss) from affiliates)	253,823
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	3,460,177

Net realized gain (loss)	3,714,000

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	9,759,314

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,473,314

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,955,539

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,482,225	$1,137,469
Net realized gain (loss)	3,714,000	1,239,450
Net change in unrealized appreciation (depreciation)	9,759,314	12,973,631

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,955,539	15,350,550

Distributions to shareholders:
Class IB	(3,148,902)	(2,250,929)
Class K	(5,904)	(6,526)

Total distributions to shareholders	(3,154,806)	(2,257,455)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,248,175 and 1,481,225 shares, respectively ]	20,228,846	20,553,469
Capital shares issued in reinvestment of dividends and distributions [ 187,473 and 157,944 shares, respectively ]	3,148,902	2,250,929
Capital shares repurchased [ (541,965) and (390,225) shares, respectively ]	(8,765,715)	(5,379,410)

Total Class IB transactions	14,612,033	17,424,988

Class K
Capital shares issued in reinvestment of dividends and distributions [ 351 and 456 shares, respectively ]	5,904	6,526
Capital shares repurchased [ (4,827) and (11,540) shares ]	(79,820)	(157,450)

Total Class K transactions	(73,916)	(150,924)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,538,117	17,274,064

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,338,850	30,367,159
NET ASSETS:
Beginning of year	100,663,074	70,295,915

End of year	$127,001,924	$100,663,074

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.90		$12.74		$16.32		$14.24		$12.63

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21		0.19		0.15		0.13		0.14
Net realized and unrealized gain (loss)	1.92		2.32		(3.03)		2.46		1.73

Total from investment operations	2.13		2.51		(2.88)		2.59		1.87

Less distributions:
Dividends from net investment income	(0.23)		(0.20)		(0.15)		(0.32)		(0.19)
Distributions from net realized gains	(0.19)		(0.15)		(0.55)		(0.19)		(0.07)

Total dividends and distributions	(0.42)		(0.35)		(0.70)		(0.51)		(0.26)

Net asset value, end of year	$16.61		$14.90		$12.74		$16.32		$14.24

Total return	14.31%		19.82%		(17.56)%		18.30%		14.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$126,788		$100,404		$69,933		$70,752		$248,268
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.65	%(j)	0.62	%(j)	0.64	%(j)	0.66	%(k)(o)	0.59	%(j)
Before waivers and reimbursements (f)	0.65%		0.69%		0.67%		0.68%		0.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.26%		1.35%		1.09%		0.82%		1.15%
Before waivers and reimbursements (f)(x)	1.26%		1.28%		1.06%		0.80%		0.92%
Portfolio turnover rate^	8%		4%		5%		6%		8%

	Year Ended December 31,
Class K	2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.91		$12.74		$16.33		$14.25		$12.63

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.16		0.17		0.12		0.12
Net realized and unrealized gain (loss)	1.99		2.39		(3.03)		2.51		1.79

Total from investment operations	2.18		2.55		(2.86)		2.63		1.91

Less distributions:
Dividends from net investment income	(0.28)		(0.23)		(0.18)		(0.36)		(0.22)
Distributions from net realized gains	(0.19)		(0.15)		(0.55)		(0.19)		(0.07)

Total dividends and distributions	(0.47)		(0.38)		(0.73)		(0.55)		(0.29)

Net asset value, end of year	$16.62		$14.91		$12.74		$16.33		$14.25

Total return	14.57%		20.17%		(17.40)%		18.57%		15.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$214		$259		$363		$457		$602
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.39	%(j)	0.37	%(j)	0.39	%(j)	0.41	%(k)(o)	0.34	%(j)
Before waivers and reimbursements (f)	0.40%		0.43%		0.42%		0.44%		0.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.15%		1.16%		1.19%		0.75%		0.99%
Before waivers and reimbursements (f)(x)	1.14%		1.10%		1.16%		0.72%		0.75%
Portfolio turnover rate^	8%		4%		5%		6%		8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class IB and Class K, respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.5%)
iShares Core MSCI EAFE ETF	438,170	$30,794,588
iShares Core S&P 500 ETF	55,838	32,870,714
iShares Core S&P Mid-Cap ETF	177,050	11,031,985
iShares Core S&P Small-Cap ETF	18,750	2,160,375
iShares MSCI EAFE ETF	117,860	8,911,395
iShares Russell 2000 ETF	9,825	2,170,932
Vanguard Large-Cap ETF	42,160	11,370,552
Vanguard S&P 500 ETF	60,470	32,581,841

Total Equity		131,892,382

Fixed Income (35.1%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	894,857	71,830,171

Total Exchange Traded Funds (99.6%) (Cost $173,557,846)		203,722,553

SHORT-TERM INVESTMENTS:
Investment Companies (5.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	3,739,828	3,739,828
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	987,902	988,297
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.43% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		10,728,125

Total Short-Term Investments (5.2%) (Cost $10,728,061)		10,728,125

Total Investments in Securities (104.8%) (Cost $184,285,907)		214,450,678
Other Assets Less Liabilities (-4.8%)		(9,815,460)

Net Assets (100%)		$204,635,218

(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $57,760,767. This was collateralized by $49,529,573 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 1/15/25 - 5/15/54 and by cash of $9,739,828 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$203,722,553	$—	$—	$203,722,553
Short-Term Investments
Investment Companies	10,728,125	—	—	10,728,125

Total Assets	$214,450,678	$—	$—	$214,450,678

Total Liabilities	$—	$—	$—	$—

Total	$214,450,678	$—	$—	$214,450,678

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,208,456
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,395,166

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,947,144
Aggregate gross unrealized depreciation	(2,948,952)

Net unrealized appreciation	$28,998,192

Federal income tax cost of investments in securities and derivative instruments, if applicable	$185,452,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $184,285,907)	$214,450,678
Cash	150,000
Securities lending income receivable	12,961
Dividends, interest and other receivables	5,136
Other assets	1,016

Total assets	214,619,791

LIABILITIES
Payable for return of collateral on securities loaned	9,739,828
Investment management fees payable	101,689
Distribution fees payable – Class IB	43,758
Administrative fees payable	21,849
Payable for Portfolio shares repurchased	14,562
Accrued expenses	62,887

Total liabilities	9,984,573

Commitments and contingent liabilities^
NET ASSETS	$204,635,218

Net assets were comprised of:
Paid in capital	$175,124,160
Total distributable earnings (loss)	29,511,058

Net assets	$204,635,218

Class IB
Net asset value, offering and redemption price per share, $204,635,218 / 15,438,210 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.26

(x)	Includes value of securities on loan of $57,760,767.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends	$5,377,985
Interest	8,728
Securities lending (net)	75,331

Total income	5,462,044

EXPENSES
Investment management fees	1,324,479
Distribution fees – Class IB	473,028
Administrative fees	237,705
Professional fees	66,913
Printing and mailing expenses	31,751
Custodian fees	8,000
Trustees’ fees	5,993
Miscellaneous	3,789

Gross expenses	2,151,658
Less: Waiver from investment manager	(175,986)

Net expenses	1,975,672

NET INVESTMENT INCOME (LOSS)	3,486,372

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	490,888

Net change in unrealized appreciation (depreciation) on investments in securities	14,868,686

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,359,574

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,845,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,486,372	$2,513,854
Net realized gain (loss)	490,888	25,019
Net change in unrealized appreciation (depreciation)	14,868,686	18,912,809

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,845,946	21,451,682

Distributions to shareholders:
Class IB	(3,533,906)	(2,578,609)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,504,305 and 3,080,319 shares, respectively ]	32,454,976	35,378,459
Capital shares issued in reinvestment of dividends and distributions [ 260,427 and 213,948 shares, respectively ]	3,533,906	2,578,609
Capital shares repurchased [ (1,148,847) and (653,630) shares, respectively ]	(14,912,677)	(7,433,219)

Total Class IB transactions	21,076,205	30,523,849

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	21,076,205	30,523,849

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,388,245	49,396,922
NET ASSETS:
Beginning of year	168,246,973	118,850,051

End of year	$204,635,218	$168,246,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$12.17		$10.63		$13.12		$11.75		$11.16

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.24		0.21		0.16		0.14		0.12
Net realized and unrealized gain (loss)	1.09		1.52		(2.43)		1.33		0.58

Total from investment operations	1.33		1.73		(2.27)		1.47		0.70

Less distributions:
Dividends from net investment income	(0.23)		(0.18)		(0.13)		(0.10)		(0.11)
Distributions from net realized gains	(0.01)		(0.01)		(0.09)		—		—	#

Total dividends and distributions	(0.24)		(0.19)		(0.22)		(0.10)		(0.11)

Net asset value, end of year	$13.26		$12.17		$10.63		$13.12		$11.75

Total return	10.84%		16.31%		(17.36)%		12.51%		6.33%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$204,635		$168,247		$118,850		$80,300		$44,418
Ratio of expenses to average net assets:
After waivers (f)	1.04	%(j)	1.05	%(j)	1.04	%(j)	1.04	%(k)	1.03	%(j)
Before waivers (f)	1.14%		1.14%		1.16%		1.18%		1.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.84%		1.80%		1.40%		1.12%		1.15%
Before waivers (f)(x)	1.75%		1.71%		1.28%		0.98%		0.90%
Portfolio turnover rate^	3%		16%		73%		7%		69%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (25.1%)
iMGP DBi Managed Futures Strategy ETF	39,770	$1,040,383
NYLI Merger Arbitrage ETF (x)*	38,560	1,270,937

Total Alternatives		2,311,320

Commodity (14.6%)
Invesco DB Agriculture Fund*	13,330	354,445
Invesco DB Energy Fund*	17,620	326,851
Invesco DB Precious Metals Fund*	11,000	668,030

Total Commodity		1,349,326

Equity (30.7%)
iShares Core U.S. REIT ETF	12,420	711,790
JPMorgan Equity Premium Income ETF (x)	15,840	911,275
JPMorgan Nasdaq Equity Premium Income ETF	8,900	501,782
Vanguard Global ex-U.S. Real Estate ETF (x)	17,950	710,102

Total Equity		2,834,949

Fixed Income (29.0%)
iShares Convertible Bond ETF	18,130	1,540,506
Vanguard Short-Term Inflation-Protected Securities ETF (x)	23,340	1,130,123

Total Fixed Income		2,670,629

Total Exchange Traded Funds (99.4%) (Cost $9,009,098)		9,166,224

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	112,910	$112,910

Total Short-Term Investments (1.2%) (Cost $112,909)		112,910

Total Investments in Securities (100.6%) (Cost $9,122,007)		9,279,134
Other Assets Less Liabilities (-0.6%)		(57,190)

Net Assets (100%)		$9,221,944

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $375,898. This was collateralized by $272,580 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 1/31/25 - 5/15/54 and by cash of $112,910 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,166,224	$—	$—	$9,166,224
Short-Term Investments
Investment Companies	112,910	—	—	112,910

Total Assets	$9,279,134	$—	$—	$9,279,134

Total Liabilities	$—	$—	$—	$—

Total	$9,279,134	$—	$—	$9,279,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,008,152
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,456,566

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$414,027
Aggregate gross unrealized depreciation	(434,282)

Net unrealized depreciation	$(20,255)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,299,389

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $9,122,007)	$9,279,134
Cash	87,804
Dividends, interest and other receivables	10,569
Securities lending income receivable	325
Receivable for Portfolio shares sold	16
Other assets	48

Total assets	9,377,896

LIABILITIES
Payable for return of collateral on securities loaned	112,910
Administrative fees payable	1,631
Distribution fees payable – Class IB	749
Payable for Portfolio shares repurchased	167
Accrued expenses	40,495

Total liabilities	155,952

Commitments and contingent liabilities^
NET ASSETS	$9,221,944

Net assets were comprised of:
Paid in capital	$9,852,000
Total distributable earnings (loss)	(630,056)

Net assets	$9,221,944

Class IB
Net asset value, offering and redemption price per share, $3,528,934 / 391,997 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.00

Class K
Net asset value, offering and redemption price per share, $5,693,010 / 632,136 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.01

(x)	Includes value of securities on loan of $375,898.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends	$294,188
Interest	11,765
Securities lending (net)	7,308

Total income	313,261

EXPENSES
Investment management fees	43,781
Professional fees	39,344
Administrative fees	30,001
Printing and mailing expenses	12,470
Custodian fees	9,500
Distribution fees – Class IB	8,152
Trustees’ fees	283
Miscellaneous	3,609

Gross expenses	147,140
Less: Waiver from investment manager	(64,547)

Net expenses	82,593

NET INVESTMENT INCOME (LOSS)	230,668

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	41,473
Net change in unrealized appreciation (depreciation) on investments in securities	501,950

NET REALIZED AND UNREALIZED GAIN (LOSS)	543,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$774,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$230,668	$138,777
Net realized gain (loss)	41,473	(622,699)
Net change in unrealized appreciation (depreciation)	501,950	883,536

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	774,091	399,614

Distributions to shareholders:
Class IB	(79,571)	(100,063)
Class K	(142,459)	(187,980)

Total distributions to shareholders	(222,030)	(288,043)

Tax return of capital:
Class IB	—	(8,152)
Class K	—	(16,026)

Total tax return of capital	—	(24,178)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 86,001 and 149,057 shares, respectively ]	766,811	1,262,687
Capital shares issued in reinvestment of dividends and distributions [ 8,709 and 13,002 shares, respectively ]	79,571	108,215
Capital shares repurchased [ (56,712) and (82,314) shares, respectively ]	(507,010)	(701,146)

Total Class IB transactions	339,372	669,756

Class K
Capital shares issued in reinvestment of dividends and distributions [ 15,588 and 24,469 shares, respectively ]	142,459	204,006

Total Class K transactions	142,459	204,006

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	481,831	873,762

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,033,892	961,155
NET ASSETS:
Beginning of year	8,188,052	7,226,897

End of year	$9,221,944	$8,188,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021		2020
Net asset value, beginning of year	$8.44	$8.34	$9.98	$10.45		$10.06

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23	0.14	0.17	0.35		0.05
Net realized and unrealized gain (loss)	0.54	0.28	(1.30)	(0.03)		0.40

Total from investment operations	0.77	0.42	(1.13)	0.32		0.45

Less distributions:
Dividends from net investment income	(0.21)	(0.16)	(0.18)	(0.30)		(0.06)
Distributions from net realized gains	—	(0.14)	(0.33)	(0.49)		—
Return of capital	—	(0.02)	—	—		—	#

Total dividends and distributions	(0.21)	(0.32)	(0.51)	(0.79)		(0.06)

Net asset value, end of year	$9.00	$8.44	$8.34	$9.98		$10.45

Total return	9.07%	5.13%	(11.40)%	3.09%		4.54%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,529	$2,986	$2,288	$1,799		$1,132
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.10%	1.10%	1.10%	1.14	%(j)	1.06	%(k)
Before waivers and reimbursements (f)	1.84%	2.19%	2.08%	2.08%		2.44%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.54%	1.69%	1.83%	3.22%		0.49%
Before waivers and reimbursements (f)(x)	1.80%	0.60%	0.85%	2.28%		(0.89)%
Portfolio turnover rate^	28%	67%	32%	61%		16%

	Year Ended December 31,
Class K	2024	2023	2022	2021		2020
Net asset value, beginning of year	$8.44	$8.34	$9.98	$10.46		$10.06

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.24	0.16	0.18	0.32		0.06
Net realized and unrealized gain (loss)	0.56	0.28	(1.29)	0.01		0.43

Total from investment operations	0.80	0.44	(1.11)	0.33		0.49

Less distributions:
Dividends from net investment income	(0.23)	(0.17)	(0.20)	(0.32)		(0.07)
Distributions from net realized gains	—	(0.14)	(0.33)	(0.49)		—
Return of capital	—	(0.03)	—	—		(0.02)

Total dividends and distributions	(0.23)	(0.34)	(0.53)	(0.81)		(0.09)

Net asset value, end of year	$9.01	$8.44	$8.34	$9.98		$10.46

Total return	9.45%	5.38%	(11.17)%	3.22%		4.88%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,693	$5,202	$4,939	$5,558		$5,383
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.85%	0.85%	0.85%	0.89	%(j)	0.81	%(k)
Before waivers and reimbursements (f)	1.59%	1.91%	1.76%	1.76%		2.11%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.69%	1.85%	1.91%	2.98%		0.60%
Before waivers and reimbursements (f)(x)	1.96%	0.78%	1.00%	2.11%		(0.70)%
Portfolio turnover rate^	28%	67%	32%	61%		16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.50% for Class IB and 1.25% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class IB and 1.40% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)

COMMON STOCK:
Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc. (Cost $–)	2	$108

CONVERTIBLE PREFERRED STOCKS:
Financials (4.8%)
Banks (3.1%)
Bank of America Corp. 7.250% (y)	550	670,588
Wells Fargo & Co. 7.500% (y)	695	830,045

		1,500,633

Capital Markets (0.8%)
AMG Capital Trust II 5.150%	1,115	60,712
Ares Management Corp. 6.750%	5,667	311,911

		372,623

Financial Services (0.9%)
Apollo Global Management, Inc. 6.750%	5,000	434,550

Total Financials		2,307,806

Health Care (0.1%)
Health Care Providers & Services (0.1%)
BrightSpring Health Services, Inc. 6.750%	1,000	62,600

Total Health Care		62,600

Industrials (2.8%)
Aerospace & Defense (2.6%)
Boeing Co. (The) 6.000%	20,000	1,217,800

Machinery (0.2%)
Chart Industries, Inc. 6.750%	1,500	105,720

Total Industrials		1,323,520

Information Technology (0.6%)
Technology Hardware, Storage & Peripherals (0.6%)
Hewlett Packard Enterprise Co. 7.625%	5,000	313,550

Total Information Technology		313,550

Materials (0.7%)
Chemicals (0.7%)
Albemarle Corp. 7.250%	8,000	325,520

Total Materials		325,520

Utilities (2.5%)
Electric Utilities (2.5%)
NextEra Energy, Inc. 7.299%*	20,000	896,890
PG&E Corp. 6.000% (x)*	6,000	298,740

Total Utilities		1,195,630

Total Convertible Preferred Stocks (11.5%) (Cost $5,601,890)		5,528,626

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bonds (87.9%)
Communication Services (5.4%)
Entertainment (2.6%)
Cinemark Holdings, Inc. 4.500%, 8/15/25	$80,000	$173,640
Liberty Media Corp.-Liberty Formula One
2.250%, 8/15/27	78,000	95,199
Live Nation Entertainment, Inc. 3.125%, 1/15/29	163,000	221,778
2.875%, 1/15/30§	224,000	224,896
Sea Ltd. 2.375%, 12/1/25	185,000	234,117
0.250%, 9/15/26	320,000	290,240

		1,239,870

Interactive Media & Services (1.0%)
Snap, Inc.
(Zero Coupon), 5/1/27	175,000	151,812
0.125%, 3/1/28	275,000	225,088
0.500%, 5/1/30§	125,000	105,688

		482,588

Media (1.8%)
Cable One, Inc.
(Zero Coupon), 3/15/26	90,000	83,520
Liberty Broadband Corp. 3.125%, 3/31/53§	175,000	171,587
3.125%, 6/30/54§	139,000	152,622
Liberty Media Corp. 2.375%, 9/30/53§	200,000	269,600
Sirius XM Holdings, Inc. 3.750%, 3/15/28	100,000	103,100
TechTarget, Inc.
(Zero Coupon), 12/15/26	72,000	71,554

		851,983

Total Communication Services		2,574,441

Consumer Discretionary (16.2%)
Automobile Components (0.2%)
LCI Industries 1.125%, 5/15/26	100,000	97,940

Automobiles (3.6%)
Ford Motor Co.
(Zero Coupon), 3/15/26	420,000	406,140
Li Auto, Inc. 0.250%, 5/1/28	155,000	176,623
Lucid Group, Inc. 1.250%, 12/15/26§	375,000	294,375
NIO, Inc. 0.500%, 2/1/27	100,000	98,250
3.875%, 10/15/29	70,000	51,310
4.625%, 10/15/30	120,000	82,260
Rivian Automotive, Inc. 4.625%, 3/15/29	275,000	276,478
3.625%, 10/15/30	295,000	263,435
Winnebago Industries, Inc. 3.250%, 1/15/30§	60,000	54,660

		1,703,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)

Broadline Retail (4.2%)
Alibaba Group Holding Ltd. 0.500%, 6/1/31§	$865,000	$920,360
Etsy, Inc. 0.125%, 10/1/26	125,000	120,736
0.125%, 9/1/27	85,000	73,057
0.250%, 6/15/28	205,000	167,640
JD.com, Inc. 0.250%, 6/1/29§	350,000	371,350
Liberty Interactive LLC 4.000%, 11/15/29	49,811	15,442
3.750%, 2/15/30	59,774	17,323
Match Group Financeco 2, Inc. 0.875%, 6/15/26§	80,000	75,000
Match Group Financeco 3, Inc. 2.000%, 1/15/30§	120,000	103,128
PDD Holdings, Inc.
(Zero Coupon), 12/1/25	150,000	143,705

		2,007,741

Diversified Consumer Services (0.6%)
Chegg, Inc. 0.125%, 3/15/25	95,000	92,103
Stride, Inc. 1.125%, 9/1/27	90,000	181,305

		273,408

Hotels, Restaurants & Leisure (6.2%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	365,000	342,370
Booking Holdings, Inc. 0.750%, 5/1/25	140,000	369,416
Carnival Corp. 5.750%, 12/1/27	200,000	402,400
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28	225,000	191,475
Expedia Group, Inc.
(Zero Coupon), 2/15/26	175,000	173,603
H World Group Ltd. 3.000%, 5/1/26	75,000	78,922
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	125,000	118,825
3.250%, 12/15/27	80,000	74,640
NCL Corp. Ltd. 5.375%, 8/1/25	100,000	142,690
1.125%, 2/15/27 (x)	232,000	240,120
2.500%, 2/15/27	71,000	74,289
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	65,000	301,080
Trip.com Group Ltd. 0.750%, 6/15/29§	293,000	360,357
Vail Resorts, Inc.
(Zero Coupon), 1/1/26	105,000	99,488

		2,969,675

Household Durables (0.2%)
Meritage Homes Corp. 1.750%, 5/15/28§	105,000	102,900

Leisure Products (0.3%)
Peloton Interactive, Inc. 5.500%, 12/1/29§	60,000	129,675

Specialty Retail (0.9%)
Guess?, Inc. 3.750%, 4/15/28	75,000	70,612
Wayfair, Inc. 1.000%, 8/15/26	180,000	166,392
3.250%, 9/15/27	92,000	98,072
3.500%, 11/15/28	100,000	124,500

		459,576

Total Consumer Discretionary		7,744,446

Consumer Staples (1.0%)
Food Products (0.7%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27	230,000	34,931
Freshpet, Inc. 3.000%, 4/1/28	70,000	154,770
Post Holdings, Inc. 2.500%, 8/15/27	119,000	139,409

		329,110

Household Products (0.1%)
Spectrum Brands, Inc. 3.375%, 6/1/29§	64,000	62,483

Personal Care Products (0.2%)
Beauty Health Co. (The) 1.250%, 10/1/26§	118,000	94,400

Total Consumer Staples		485,993

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Centrus Energy Corp. 2.250%, 11/1/30§	73,000	69,029
Kosmos Energy Ltd. 3.125%, 3/15/30§	80,000	68,600
Northern Oil & Gas, Inc. 3.625%, 4/15/29	93,000	108,856
World Kinect Corp. 3.250%, 7/1/28	50,000	56,350

Total Energy		302,835

Financials (6.0%)
Banks (0.6%)
Barclays Bank plc
Series MSFT 1.000%, 2/16/29	150,000	150,630
BofA Finance LLC 0.600%, 5/25/27	100,000	101,850

		252,480

Capital Markets (1.3%)
Coinbase Global, Inc. 0.500%, 6/1/26	245,000	256,645
0.250%, 4/1/30§	222,000	236,445
HAT Holdings I LLC 3.750%, 8/15/28§	61,000	70,577
JPMorgan Chase Financial Co. LLC 0.500%, 6/15/27	65,000	68,282

		631,949

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Consumer Finance (1.3%)
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	$98,000	$102,845
1.250%, 3/15/29§	142,000	250,701
Upstart Holdings, Inc. 0.250%, 8/15/26	57,000	51,550
2.000%, 10/1/29§	70,000	108,432
1.000%, 11/15/30§	104,000	99,112

		612,640

Financial Services (2.7%)
Affirm Holdings, Inc.
(Zero Coupon), 11/15/26	103,000	92,892
0.750%, 12/15/29§	133,000	127,509
Block, Inc. 0.125%, 3/1/25	130,000	128,830
(Zero Coupon), 5/1/26	90,000	83,475
0.250%, 11/1/27	140,000	121,240
Euronet Worldwide, Inc. 0.750%, 3/15/49	115,000	113,678
Global Payments, Inc. 1.500%, 3/1/31§	338,000	330,902
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25	100,000	134,300
0.500%, 8/1/27	154,000	165,550

		1,298,376

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Starwood Property Trust, Inc. (REIT) 6.750%, 7/15/27	50,000	51,937

Total Financials		2,847,382

Health Care (10.9%)
Biotechnology (4.5%)
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	192,000	204,089
Ascendis Pharma A/S 2.250%, 4/1/28	92,000	100,970
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	130,000	120,640
Bridgebio Pharma, Inc. 2.500%, 3/15/27	135,000	141,332
2.250%, 2/1/29	100,000	85,300
Cytokinetics, Inc. 3.500%, 7/1/27	100,000	118,810
Exact Sciences Corp. 0.375%, 3/15/27	110,000	101,805
0.375%, 3/1/28	120,000	105,720
2.000%, 3/1/30§	70,000	71,785
1.750%, 4/15/31§	100,000	92,880
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	140,000	133,519
1.000%, 8/15/28	138,000	148,821
Immunocore Holdings plc 2.500%, 2/1/30§	70,000	58,662
Insmed, Inc. 0.750%, 6/1/28	115,000	249,238
Ionis Pharmaceuticals, Inc.
(Zero Coupon), 4/1/26	105,000	101,115
1.750%, 6/15/28	100,000	98,290
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	220,000	241,560

		2,174,536

Health Care Equipment & Supplies (4.3%)
CONMED Corp. 2.250%, 6/15/27	165,000	153,120
Dexcom, Inc. 0.250%, 11/15/25	305,000	293,550
0.375%, 5/15/28	165,000	147,578
Enovis Corp. 3.875%, 10/15/28	101,000	106,656
Envista Holdings Corp. 1.750%, 8/15/28	70,000	62,615
Haemonetics Corp.
(Zero Coupon), 3/1/26	55,000	51,771
2.500%, 6/1/29§	138,000	135,516
Insulet Corp. 0.375%, 9/1/26	145,000	183,251
Integer Holdings Corp. 2.125%, 2/15/28	103,000	164,594
Integra LifeSciences Holdings Corp. 0.500%, 8/15/25	105,000	100,958
iRhythm Technologies, Inc. 1.500%, 9/1/29§	109,000	105,294
Lantheus Holdings, Inc. 2.625%, 12/15/27	105,000	139,755
Merit Medical Systems, Inc. 3.000%, 2/1/29§	135,000	170,314
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	114,000
NuVasive, Inc. 0.375%, 3/15/25	60,000	59,250
TransMedics Group, Inc. 1.500%, 6/1/28	89,000	91,792

		2,080,014

Health Care Providers & Services (0.4%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	210,000	175,875

Health Care Technology (0.7%)
Evolent Health, Inc. 3.500%, 12/1/29	90,000	76,104
Livongo Health, Inc. 0.875%, 6/1/25	110,000	107,525
Teladoc Health, Inc. 1.250%, 6/1/27 (x)	175,000	152,775

		336,404

Life Sciences Tools & Services (0.2%)
Repligen Corp. 1.000%, 12/15/28	88,000	89,760

Pharmaceuticals (0.8%)
Jazz Investments I Ltd. 2.000%, 6/15/26	190,000	192,565
3.125%, 9/15/30§	165,000	177,540

		370,105

Total Health Care		5,226,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Industrials (8.7%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc. 0.500%, 12/15/27	$135,000	$351,679
Rocket Lab USA, Inc. 4.250%, 2/1/29§	70,000	353,544
Virgin Galactic Holdings, Inc. 2.500%, 2/1/27§	53,000	23,320

		728,543

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc. 3.875%, 8/15/29	50,000	49,460
ZTO Express Cayman, Inc. 1.500%, 9/1/27	194,000	191,769

		241,229

Commercial Services & Supplies (0.2%)
Tetra Tech, Inc. 2.250%, 8/15/28	100,000	117,217

Construction & Engineering (0.9%)
Fluor Corp. 1.125%, 8/15/29	135,000	169,627
Granite Construction, Inc. 3.750%, 5/15/28	50,000	98,190
3.250%, 6/15/30§	110,000	144,430

		412,247

Electrical Equipment (1.0%)
Array Technologies, Inc. 1.000%, 12/1/28	75,000	54,563
Bloom Energy Corp. 3.000%, 6/1/28	125,000	172,500
3.000%, 6/1/29§	74,000	96,755
Fluence Energy, Inc. 2.250%, 6/15/30§	65,000	67,015
Stem, Inc. 0.500%, 12/1/28§	88,000	23,760
Sunrun, Inc. 4.000%, 3/1/30§	100,000	87,392

		501,985

Ground Transportation (1.5%)
Lyft, Inc. 1.500%, 5/15/25	50,000	49,350
0.625%, 3/1/29§	96,000	91,857
Uber Technologies, Inc.
(Zero Coupon), 12/15/25	180,000	181,440
0.875%, 12/1/28	340,000	374,000

		696,647

Machinery (0.5%)
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	40,000	48,420
John Bean Technologies Corp. 0.250%, 5/15/26	50,000	49,650
Middleby Corp. (The) 1.000%, 9/1/25	115,000	128,443

		226,513

Passenger Airlines (1.4%)
American Airlines Group, Inc. 6.500%, 7/1/25	165,000	192,756
JetBlue Airways Corp. 0.500%, 4/1/26	60,000	55,650
2.500%, 9/1/29§	100,000	144,000
Southwest Airlines Co. 1.250%, 5/1/25	265,000	272,023

		664,429

Professional Services (1.2%)
CSG Systems International, Inc. 3.875%, 9/15/28	80,000	80,560
Dayforce, Inc. 0.250%, 3/15/26	120,000	115,320
Fiverr International Ltd.
(Zero Coupon), 11/1/25	105,000	99,518
Parsons Corp. 2.625%, 3/1/29§	150,000	175,575
Upwork, Inc. 0.250%, 8/15/26	86,000	79,283

		550,256

Total Industrials		4,139,066

Information Technology (27.2%)
Communications Equipment (1.2%)
Infinera Corp. 3.750%, 8/1/28	75,000	88,080
Lumentum Holdings, Inc. 0.500%, 12/15/26	140,000	153,720
0.500%, 6/15/28	125,000	120,563
1.500%, 12/15/29	150,000	208,800

		571,163

Electronic Equipment, Instruments & Components (1.3%)
Advanced Energy Industries, Inc. 2.500%, 9/15/28	125,000	136,125
Insight Enterprises, Inc. 0.750%, 2/15/25	45,000	100,727
Itron, Inc.
(Zero Coupon), 3/15/26	110,000	113,850
1.375%, 7/15/30§	104,000	109,460
OSI Systems, Inc. 2.250%, 8/1/29§	56,000	60,446
Vishay Intertechnology, Inc. 2.250%, 9/15/30	125,000	111,563

		632,171

IT Services (5.3%)
Akamai Technologies, Inc. 0.125%, 5/1/25	200,000	211,513
0.375%, 9/1/27	173,000	173,441
1.125%, 2/15/29	225,000	219,386
Applied Digital Corp. 2.750%, 6/1/30§	70,000	72,596
Cloudflare, Inc.
(Zero Coupon), 8/15/26	250,000	239,000
Core Scientific, Inc. 3.000%, 9/1/29§	80,000	121,856
(Zero Coupon), 6/15/31§	28,000	27,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26	$294,000	$260,925
Okta, Inc. 0.125%, 9/1/25	105,000	101,011
0.375%, 6/15/26	60,000	55,650
Shopify, Inc. 0.125%, 11/1/25 (x)	165,000	167,970
Snowflake, Inc.
(Zero Coupon), 10/1/27§	212,000	249,202
(Zero Coupon), 10/1/29§	181,000	214,666
Spotify USA, Inc.
(Zero Coupon), 3/15/26	260,000	276,406
Wix.com Ltd.
(Zero Coupon), 8/15/25	125,000	120,563

		2,511,625

Semiconductors & Semiconductor Equipment (3.2%)
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	80,000	74,560
(Zero Coupon), 3/1/28	170,000	139,400
Microchip Technology, Inc. 0.750%, 6/1/30§	230,000	211,485
MKS Instruments, Inc. 1.250%, 6/1/30 (x)§	263,000	254,584
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	140,000	183,260
0.500%, 3/1/29	275,000	258,912
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	35,000	32,637
Synaptics, Inc. 0.750%, 12/1/31§	78,000	78,418
Wolfspeed, Inc. 1.750%, 5/1/26	100,000	88,500
0.250%, 2/15/28	130,000	59,865
1.875%, 12/1/29	324,000	134,266

		1,515,887

Software (14.1%)
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	115,000	108,502
2.250%, 6/1/29§	80,000	78,800
Bentley Systems, Inc. 0.125%, 1/15/26	115,000	111,550
0.375%, 7/1/27	100,000	90,050
BILL Holdings, Inc.
(Zero Coupon), 4/1/30§	237,000	233,563
Bitdeer Technologies Group 5.250%, 12/1/29§	60,000	89,820
BlackLine, Inc. 1.000%, 6/1/29§	109,000	118,200
Box, Inc. 1.500%, 9/15/29§	85,000	82,535
Cleanspark, Inc.
(Zero Coupon), 6/15/30§	50,000	41,494
Confluent, Inc.
(Zero Coupon), 1/15/27	210,000	188,685
Datadog, Inc. 0.125%, 6/15/25	110,000	170,280
(Zero Coupon), 12/1/29§	118,000	113,516
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	133,515
(Zero Coupon), 3/1/28	100,000	102,062
Five9, Inc. 0.500%, 6/1/25	76,000	73,674
1.000%, 3/15/29§	125,000	112,438
Guidewire Software, Inc. 1.250%, 11/1/29§	129,000	125,840
HubSpot, Inc. 0.375%, 6/1/25	80,000	196,520
InterDigital, Inc. 3.500%, 6/1/27	81,000	203,502
IREN Ltd. 3.250%, 6/15/30§	20,000	17,670
Jamf Holding Corp. 0.125%, 9/1/26	66,000	60,146
LivePerson, Inc.
(Zero Coupon), 12/15/26	65,000	28,600
MARA Holdings, Inc.
(Zero Coupon), 3/1/30§	150,000	128,175
(Zero Coupon), 6/1/31§	60,000	46,914
MicroStrategy, Inc.
(Zero Coupon), 2/15/27	190,000	391,400
0.625%, 9/15/28§	105,000	186,112
(Zero Coupon), 12/1/29§	475,000	380,000
0.625%, 3/15/30§	198,000	405,702
0.875%, 3/15/31§	118,000	168,681
2.250%, 6/15/32§	170,000	276,760
Nice Ltd.
(Zero Coupon), 9/15/25	60,000	57,419
Nutanix, Inc. 0.250%, 10/1/27	110,000	132,880
0.500%, 12/15/29§	144,000	142,344
PagerDuty, Inc. 1.500%, 10/15/28	65,000	63,180
Palo Alto Networks, Inc. 0.375%, 6/1/25	125,000	457,187
Pegasystems, Inc. 0.750%, 3/1/25	55,000	54,423
Progress Software Corp. 1.000%, 4/15/26	90,000	107,958
3.500%, 3/1/30§	75,000	88,135
Rapid7, Inc. 0.250%, 3/15/27	135,000	124,537
RingCentral, Inc.
(Zero Coupon), 3/15/26	120,000	111,420
Riot Platforms, Inc. 0.750%, 1/15/30§	50,000	45,875
Terawulf, Inc. 2.750%, 2/1/30§	100,000	98,409
Tyler Technologies, Inc. 0.250%, 3/15/26	105,000	126,682
Unity Software, Inc.
(Zero Coupon), 11/15/26	229,000	208,619
Varonis Systems, Inc. 1.000%, 9/15/29§	80,000	75,400
Workiva, Inc. 1.250%, 8/15/28	144,000	152,424
Zscaler, Inc. 0.125%, 7/1/25	205,000	254,303

		6,765,901

Technology Hardware, Storage & Peripherals (2.1%)
Seagate HDD Cayman 3.500%, 6/1/28	270,000	324,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Super Micro Computer, Inc.
(Zero Coupon), 3/1/29§	$325,000	$291,518
Western Digital Corp. 3.000%, 11/15/28	250,000	331,250
Xerox Holdings Corp. 3.750%, 3/15/30§	75,000	56,325

		1,003,228

Total Information Technology		12,999,975

Materials (0.7%)
Metals & Mining (0.7%)
MP Materials Corp. 3.000%, 3/1/30§	144,000	148,234
United States Steel Corp. 5.000%, 11/1/26	70,000	179,620

Total Materials		327,854

Real Estate (3.0%)
Diversified REITs (0.4%)
Digital Realty Trust LP (REIT) 1.875%, 11/15/29§	191,000	196,730

Health Care REITs (1.3%)
Ventas Realty LP (REIT) 3.750%, 6/1/26	150,000	170,550
Welltower OP LLC (REIT) 2.750%, 5/15/28§	205,000	277,468
3.125%, 7/15/29§	141,000	159,753

		607,771

Hotel & Resort REITs (0.3%)
Pebblebrook Hotel Trust (REIT) 1.750%, 12/15/26	135,000	125,361

Industrial REITs (0.3%)
Rexford Industrial Realty LP (REIT) 4.375%, 3/15/27§	113,000	110,288
4.125%, 3/15/29§	63,000	61,141

		171,429

Real Estate Management & Development (0.5%)
Anywhere Real Estate Group LLC 0.250%, 6/15/26	85,000	75,225
Opendoor Technologies, Inc. 0.250%, 8/15/26§	75,000	65,685
Redfin Corp. 0.500%, 4/1/27	80,000	61,304
Zillow Group, Inc. 2.750%, 5/15/25	35,000	40,491

		242,705

Retail REITs (0.2%)
Federal Realty OP LP (REIT) 3.250%, 1/15/29§	108,000	109,566

Total Real Estate		1,453,562

Utilities (8.2%)
Electric Utilities (5.3%)
Alliant Energy Corp. 3.875%, 3/15/26	75,000	76,950
Duke Energy Corp. 4.125%, 4/15/26	325,000	333,125
Evergy, Inc. 4.500%, 12/15/27	225,000	244,237
FirstEnergy Corp. 4.000%, 5/1/26	270,000	270,945
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27§	140,000	162,120
PG&E Corp. 4.250%, 12/1/27	381,000	413,195
Pinnacle West Capital Corp. 4.750%, 6/15/27§	97,000	101,656
PPL Capital Funding, Inc. 2.875%, 3/15/28	200,000	208,600
Southern Co. (The) 3.875%, 12/15/25	292,000	306,746
4.500%, 6/15/27§	285,000	296,542
TXNM Energy, Inc. 5.750%, 6/1/54§	101,000	116,927

		2,531,043

Gas Utilities (0.4%)
UGI Corp. 5.000%, 6/1/28§	154,000	174,867

Independent Power and Renewable Electricity Producers (0.6%)
NextEra Energy Partners LP
(Zero Coupon), 11/15/25§	115,000	108,100
2.500%, 6/15/26§	50,000	47,003
Ormat Technologies, Inc. 2.500%, 7/15/27	68,000	66,674
Sunnova Energy International, Inc. 0.250%, 12/1/26	130,000	76,902
2.625%, 2/15/28	47,000	17,632

		316,311

Multi-Utilities (1.6%)
CenterPoint Energy, Inc. 4.250%, 8/15/26	200,000	204,300
3.369%, 9/15/29 (e)	200,000	79,091
CMS Energy Corp. 3.375%, 5/1/28	113,000	117,012
WEC Energy Group, Inc. 4.375%, 6/1/27§	169,000	179,900
4.375%, 6/1/29§	160,000	172,240

		752,543

Water Utilities (0.3%)
American Water Capital Corp. 3.625%, 6/15/26	150,000	148,050

Total Utilities		3,922,814

Total Convertible Bonds		42,025,062

Total Long-Term Debt Securities (87.9%) (Cost $42,355,515)		42,025,062

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	100,000	$100,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	262,563	262,563
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.43% (7 day yield) (xx)	250,000	250,000

Total Investment Companies		712,563

Total Short-Term Investments (1.5%) (Cost $712,563)		712,563

Total Investments in Securities (100.9%) (Cost $48,669,968)		48,266,359
Other Assets Less Liabilities (-0.9%)		(436,121)

Net Assets (100%)		$47,830,238

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $14,269,471 or 29.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at December 31, 2024.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2024.

(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $697,977. This was collateralized by cash of $712,563 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Utilities	$108	$—	$—	$108
Convertible Bonds
Communication Services	—	2,574,441	—	2,574,441
Consumer Discretionary	—	7,744,446	—	7,744,446
Consumer Staples	—	485,993	—	485,993
Energy	—	302,835	—	302,835
Financials	—	2,847,382	—	2,847,382
Health Care	—	5,226,694	—	5,226,694
Industrials	—	4,139,066	—	4,139,066
Information Technology	—	12,999,975	—	12,999,975
Materials	—	327,854	—	327,854
Real Estate	—	1,453,562	—	1,453,562
Utilities	—	3,922,814	—	3,922,814
Convertible Preferred Stocks
Financials	2,247,094	60,712	—	2,307,806
Health Care	62,600	—	—	62,600
Industrials	1,323,520	—	—	1,323,520
Information Technology	313,550	—	—	313,550
Materials	325,520	—	—	325,520
Utilities	1,195,630	—	—	1,195,630

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$712,563	$—	$—	$712,563

Total Assets	$6,180,585	$42,085,774	$—	$48,266,359

Total Liabilities	$—	$—	$—	$—

Total	$6,180,585	$42,085,774	$—	$48,266,359

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$18,048,716
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,004,289

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,603,487
Aggregate gross unrealized depreciation	(5,396,542)

Net unrealized depreciation	$(793,055)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$49,059,414

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $48,669,968)	$48,266,359
Cash	229,123
Receivable for securities sold	371,944
Dividends, interest and other receivables	153,707
Receivable for Portfolio shares sold	1,358
Securities lending income receivable	358
Other assets	199

Total assets	49,023,048

LIABILITIES
Payable for return of collateral on securities loaned	712,563
Payable for securities purchased	387,325
Investment management fees payable	10,018
Distribution fees payable – Class IB	5,806
Administrative fees payable	3,777
Payable for Portfolio shares repurchased	3,631
Accrued expenses	69,690

Total liabilities	1,192,810

Commitments and contingent liabilities^
NET ASSETS	$47,830,238

Net assets were comprised of:
Paid in capital	$51,931,997
Total distributable earnings (loss)	(4,101,759)

Net assets	$47,830,238

Class IB
Net asset value, offering and redemption price per share, $26,830,740 / 2,734,576 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.81

Class K
Net asset value, offering and redemption price per share, $20,999,498 / 2,145,317 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.79

(x)	Includes value of securities on loan of $697,977.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$810,026
Dividends (net of $1,384 foreign withholding tax)	233,263
Securities lending (net)	8,628

Total income	1,051,917

EXPENSES
Investment management fees	225,845
Professional fees	66,579
Distribution fees – Class IB	61,437
Administrative fees	41,431
Custodian fees	23,900
Administration Out of Pocket	19,600
Printing and mailing expenses	16,732
Trustees’ fees	1,457
Miscellaneous	564

Gross expenses	457,545
Less: Waiver from investment manager	(102,387)

Net expenses	355,158

NET INVESTMENT INCOME (LOSS)	696,759

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(560,338)
Net change in unrealized appreciation (depreciation) on investments in securities	4,179,017

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,618,679

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,315,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$696,759	$739,418
Net realized gain (loss)	(560,338)	(1,406,233)
Net change in unrealized appreciation (depreciation)	4,179,017	5,956,748

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,315,438	5,289,933

Distributions to shareholders:
Class IB	(460,909)	(551,888)
Class K	(414,984)	(532,136)

Total distributions to shareholders	(875,893)	(1,084,024)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 445,218 and 423,955 shares, respectively ]	4,184,684	3,679,150
Capital shares issued in reinvestment of dividends [ 45,452 and 61,998 shares, respectively ]	460,909	551,888
Capital shares repurchased [ (342,398) and (285,001) shares, respectively ]	(3,184,918)	(2,474,552)

Total Class IB transactions	1,460,675	1,756,486

Class K
Capital shares sold [ 76,347 and 76,128 shares, respectively ]	699,596	680,066
Capital shares issued in reinvestment of dividends [ 41,017 and 59,882 shares, respectively ]	414,984	532,136
Capital shares repurchased [ (214,179) and (182,030) shares, respectively ]	(2,024,607)	(1,580,261)

Total Class K transactions	(910,027)	(368,059)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	550,648	1,388,427

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,990,193	5,594,336
NET ASSETS:
Beginning of year	43,840,045	38,245,709

End of year	$47,830,238	$43,840,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021		2020
Net asset value, beginning of year	$9.09	$8.19	$10.50	$15.62		$11.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.15	0.09	0.04		0.15
Net realized and unrealized gain (loss)	0.76	0.97	(2.29)	0.07		4.45

Total from investment operations	0.89	1.12	(2.20)	0.11		4.60

Less distributions:
Dividends from net investment income	(0.17)	(0.22)	(0.10)	(1.89)		(0.18)
Distributions from net realized gains	—	—	(0.01)	(3.34)		(0.61)

Total dividends and distributions	(0.17)	(0.22)	(0.11)	(5.23)		(0.79)

Net asset value, end of year	$9.81	$9.09	$8.19	$10.50		$15.62

Total return	9.76%	13.73%	(20.99)%	1.04%		39.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$26,831	$23,510	$19,546	$22,507		$19,467
Ratio of expenses to average net assets:
After waivers (f)	0.90%	0.90%	0.90%	0.96	%(j)	1.05	%(k)
Before waivers (f)	1.13%	1.13%	1.19%	1.21%		1.48%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.43%	1.70%	1.08%	0.27%		1.17%
Before waivers (f)	1.20%	1.46%	0.79%	0.02%		0.74%
Portfolio turnover rate^	40%	33%	20%	209	%(h)	51%

	Year Ended December 31,
Class K	2024	2023	2022	2021		2020
Net asset value, beginning of year	$9.07	$8.17	$10.47	$15.59		$11.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.17	0.12	0.08		0.18
Net realized and unrealized gain (loss)	0.76	0.97	(2.28)	0.07		4.44

Total from investment operations	0.92	1.14	(2.16)	0.15		4.62

Less distributions:
Dividends from net investment income	(0.20)	(0.24)	(0.13)	(1.93)		(0.21)
Distributions from net realized gains	—	—	(0.01)	(3.34)		(0.61)

Total dividends and distributions	(0.20)	(0.24)	(0.14)	(5.27)		(0.82)

Net asset value, end of year	$9.79	$9.07	$8.17	$10.47		$15.59

Total return	10.03%	14.04%	(20.74)%	1.25%		39.34%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$20,999	$20,330	$18,700	$22,146		$22,725
Ratio of expenses to average net assets:
After waivers (f)	0.65%	0.65%	0.65%	0.71	%(j)	0.80	%(k)
Before waivers (f)	0.88%	0.88%	0.94%	0.96%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.68%	1.94%	1.33%	0.52%		1.40%
Before waivers (f)	1.45%	1.71%	1.04%	0.26%		0.98%
Portfolio turnover rate^	40%	33%	20%	209	%(h)	51%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub- adviser. Excluding such transactions, the portfolio turnover rate would have been 28%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB and 0.76% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB and 0.90% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (16.4%)
AASET Trust, Series 2024-1A B 6.900%, 5/16/49§	$982,139	$996,204
ABFC Trust, Series 2007-WMC1 A1A 5.703%, 6/25/37 (l)	2,372,072	1,595,448
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D 4.973%, 10/25/36 (l)	2,179,297	662,055
Affirm Asset Securitization Trust,
Series 2024-A A 5.610%, 2/15/29§	525,000	527,124
AIMCO CLO,
Series 2018-AA D1R 7.365%, 10/17/37 (l)§	1,000,000	999,748
Aligned Data Centers Issuer LLC,
Series 2021-1A A2 1.937%, 8/15/46§	1,250,000	1,189,582
Series 2021-1A B 2.482%, 8/15/46§	1,000,000	944,262
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1 5.953%, 1/25/33 (l)	1,983,142	1,761,490
AREIT Ltd.,
Series 2024-CRE9 B 6.935%, 5/17/41 (l)§	400,000	399,077
Barings CLO Ltd.,
Series 2019-2A D1RR 7.373%, 1/15/38 (l)§	500,000	503,579
Series 2020-1A DR 8.118%, 10/15/36 (l)§	1,000,000	1,003,079
BDS LLC,
Series 2022-FL11 B 6.716%, 3/19/39 (l)§	500,000	500,105
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B 3.446%, 7/15/46§	1,406,503	1,275,754
Bridge Street CLO II Ltd.,
Series 2021-1A A1A 6.109%, 7/20/34 (l)§	500,000	500,680
BSPRT Issuer Ltd.,
Series 2023-FL10 B 7.662%, 9/15/35 (l)§	530,000	534,086
Canyon Capital CLO Ltd.,
Series 2014-1A CR 7.601%, 1/30/31 (l)§	500,000	501,219
Series 2017-1A DR 7.918%, 7/15/30 (l)§	500,000	501,279
Series 2021-1A D 8.018%, 4/15/34 (l)§	500,000	501,598
Canyon CLO Ltd.,
Series 2020-1A DR2 7.534%, 7/15/34 (l)§	500,000	500,000
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRRR 7.294%, 7/20/34 (l)§	1,000,000	1,000,061
Carlyle US CLO,
Series 2024-4A D 8.526%, 7/20/37 (l)§	500,000	506,107
Castlelake Aircraft Structured Trust,
Series 2021-1A B 6.656%, 1/15/46§	477,159	463,225
Cathedral Lake VIII Ltd.,
Series 2021-8A C 7.499%, 1/20/35 (l)§	500,000	500,693
Series 2021-8A D1 8.299%, 1/20/35 (l)§	1,000,000	1,001,994
CLI Funding VIII LLC,
Series 2021-1A A 1.640%, 2/18/46§	591,738	534,667
Clover CLO LLC,
Series 2021-3A DR 0.000%, 1/25/35 (l)§	500,000	500,000
Compass Datacenters Issuer II LLC,
Series 2024-1A B 7.000%, 2/25/49§	500,000	499,343
Cook Park CLO Ltd.,
Series 2018-1A C 6.659%, 4/17/30 (l)§	1,000,000	1,001,987
Series 2018-1A D 7.509%, 4/17/30 (l)§	500,000	501,088
Crown Point CLO IV Ltd.,
Series 2018-4A C 6.779%, 4/20/31 (l)§	500,000	500,247
CyrusOne Data Centers Issuer I LLC,
Series 2024-3A A2 4.650%, 5/20/49§	500,000	463,999
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§	500,000	480,364
Series 2021-1A B 2.650%, 2/27/51§	1,500,000	1,418,662
Dryden 40 Senior Loan Fund,
Series 2015-40A DR 7.885%, 8/15/31 (l)§	500,000	501,641
Dryden 41 Senior Loan Fund,
Series 2015-41A DR 7.518%, 4/15/31 (l)§	500,000	500,222
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3 8.129%, 4/20/34 (l)§	500,000	500,000
Dryden 57 CLO Ltd.,
Series 2018-57A D 7.335%, 5/15/31 (l)§	500,000	501,352
Elevation CLO Ltd.,
Series 2013-1A BR2 8.035%, 8/15/32 (l)§	1,250,000	1,250,974
FMC GMSR Issuer Trust,
Series 2020-GT1 A 4.450%, 1/25/26 (l)§	2,000,000	1,914,669
Fremont Home Loan Trust,
Series 2006-D 1A1 4.593%, 11/25/36 (l)	4,420,426	2,428,686
Galaxy Xxviii CLO Ltd.,
Series 2018-28A D 7.918%, 7/15/31 (l)§	500,000	501,647
Goodgreen Trust,
Series 2020-1A A 2.630%, 4/15/55§	248,064	201,562

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Invesco US CLO Ltd.,
Series 2023-3A B 7.306%, 7/15/36 (l)§	$500,000	$503,899
Series 2023-3A C 7.806%, 7/15/36 (l)§	500,000	504,549
ITE Rail Fund Levered LP,
Series 2021-3A A 2.210%, 6/28/51§	432,218	399,667
JOL Air Ltd.,
Series 2019-1 A 3.967%, 4/15/44§	292,986	286,704
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A 4.250%, 12/15/38§	396,703	390,003
KREF Ltd.,
Series 2021-FL2 AS 5.796%, 2/15/39 (l)§	410,000	402,077
LCM 28 Ltd.,
Series 28A D 7.829%, 10/20/30 (l)§	500,000	496,176
Long Point Park CLO Ltd.,
Series 2017-1A C 7.309%, 1/17/30 (l)§	500,000	501,288
MACH 1 Cayman Ltd.,
Series 2019-1 A 3.474%, 10/15/39§	694,648	667,237
Madison Park Funding XL Ltd.,
Series 9A DR 8.376%, 5/28/30 (l)§	500,000	500,999
Magnetite Xlii Ltd.,
Series 2024-42A D1 7.111%, 1/25/38 (l)§	500,000	500,092
Magnetite XXIII Ltd.,
Series 2019-23A DR 7.937%, 1/25/35 (l)§	500,000	502,603
Magnetite XXXI Ltd.,
Series 2021-31A E 10.918%, 7/15/34 (l)§	500,000	501,851
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C 4.753%, 7/25/37 (l)	5,020,623	1,038,420
MF1 LLC,
Series 2023-FL12 B 7.543%, 10/19/38 (l)§	500,000	500,877
Series 2024-FL14 AS 6.606%, 3/19/39 (l)§	530,000	531,822
MF1 Ltd.,
Series 2021-FL7 A 5.570%, 10/16/36 (l)§	322,456	321,362
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A 6.063%, 8/18/41 (l)§	530,000	531,324
MidOcean Credit CLO III,
Series 2014-3A BR 6.679%, 4/21/31 (l)§	1,000,000	1,000,644
Mosaic Solar Loan Trust,
Series 2018-1A A 4.010%, 6/22/43§	131,975	122,591
Series 2018-2GS A 4.200%, 2/22/44§	218,978	204,044
Series 2019-2A B 3.280%, 9/20/40§	176,920	156,713
Nassau Ltd.,
Series 2018-IA A 6.068%, 7/15/31 (l)§	$219,947	$220,222
NBC Funding LLC,
Series 2021-1 A2 2.989%, 7/30/51§	1,354,375	1,292,215
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§	4,825,000	4,406,900
NP SPE II LLC,
Series 2017-1A A1 3.372%, 10/21/47§	223,321	216,841
Octagon 53 Ltd.,
Series 2021-1A E 11.418%, 4/15/34 (l)§	1,000,000	950,808
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D 7.379%, 1/20/30 (l)§	500,000	500,891
OFSI BSL XI Ltd.,
Series 2022-11A BR 7.432%, 10/18/35 (l)§	500,000	506,147
Option One Mortgage Loan Trust,
Series 2006-1 M2 5.023%, 1/25/36 (l)	3,164,000	2,367,981
Ownit Mortgage Loan Trust,
Series 2006-3 M1 4.948%, 3/25/37 (l)	2,306,814	2,278,718
Primrose Funding LLC,
Series 2019-1A A2 4.475%, 7/30/49§	962,500	945,353
Progress Residential Trust,
Series 2022-SFR5 A 4.451%, 6/17/39§	1,155,004	1,138,093
Series 2024-SFR4 D 3.325%, 7/17/41§	5,000,000	4,516,602
Series 2024-SFR5 C 3.250%, 8/9/29 (l)§	2,800,000	2,526,409
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A B 5.750%, 9/15/48§	1,500,000	1,433,630
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A 3.228%, 3/15/40§	290,353	272,941
Sound Point CLO XX Ltd.,
Series 2018-2A C 6.829%, 7/26/31 (l)§	500,000	493,755
Sound Point CLO XXIV,
Series 2019-3A DR 8.387%, 10/25/34 (l)§	500,000	488,030
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR 8.229%, 7/20/34 (l)§	500,000	498,453
Sound Point CLO XXXII Ltd.,
Series 2021-4A D 8.287%, 10/25/34 (l)§	500,000	497,081
Stack Infrastructure Issuer LLC,
Series 2020-1A A2 1.893%, 8/25/45§	500,000	489,477
Storm King Park CLO Ltd.,
Series 2022-1A AR 6.016%, 10/15/37 (l)§	1,000,000	1,005,464

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Subway Funding LLC,
Series 2024-1A A23 6.505%, 7/30/54§	$250,000	$255,819
Sunnova Helios II Issuer LLC,
Series 2021-B B 2.010%, 7/20/48§	501,144	424,449
Sunnova Helios V Issuer LLC,
Series 2021-A A 1.800%, 2/20/48§	560,898	434,132
Sunnova Sol II Issuer LLC,
Series 2020-2A A 2.730%, 11/1/55§	662,183	537,303
Sunrun Atlas Issuer LLC,
Series 2019-2 A 3.610%, 2/1/55§	422,418	392,729
Switch ABS Issuer LLC,
Series 2024-2A A2 5.436%, 6/25/54§	500,000	495,253
TAL Advantage VII LLC,
Series 2020-1A A 2.050%, 9/20/45§	221,500	205,673
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR 7.818%, 1/15/31 (l)§	500,000	501,748
Series 2014-2A ER 10.668%, 1/15/31 (l)§	500,000	432,695
Series 2018-1A D 7.818%, 7/15/30 (l)§	500,000	501,067
Series 2018-1A E 10.418%, 7/15/30 (l)§	500,000	500,197
Series 2018-3A D 7.829%, 1/20/31 (l)§	1,400,000	1,403,112
Triton Container Finance VIII LLC,
Series 2020-1A A 2.110%, 9/20/45§	319,375	287,535
Triumph Rail Holdings LLC,
Series 2021-2 A 2.150%, 6/19/51§	415,089	386,596
TRTX Issuer Ltd.,
Series 2021-FL4 A 5.696%, 3/15/38 (l)§	353,308	351,870
Upland CLO Ltd.,
Series 2016-1A CR 7.779%, 4/20/31 (l)§	1,000,000	1,004,068
Upstart Securitization Trust,
Series 2021-5 B 2.490%, 11/20/31§	90,209	89,955
Vivint Solar Financing V LLC,
Series 2018-1A A 4.730%, 4/30/48§	845,046	789,229
VOLT CVI LLC,
Series 2021-NP12 A1 5.734%, 12/26/51 (e)§	1,548,297	1,526,267
Voya CLO Ltd.,
Series 2014-4A DR 10.868%, 7/14/31 (l)§	1,000,000	970,935
Series 2017-3A CR 8.029%, 4/20/34 (l)§	1,500,000	1,502,604
WAVE LLC,
Series 2019-1 A 3.597%, 9/15/44§	564,022	528,663
Wind River CLO Ltd.,
Series 2014-3A DR2 8.293%, 10/22/31 (l)§	1,500,000	1,503,608
Series 2021-4A A 6.049%, 1/20/35 (l)§	500,000	500,057

Total Asset-Backed Securities		86,206,076

Collateralized Mortgage Obligations (11.3%)
Alternative Loan Trust,
Series 2006-19CB A15 6.000%, 8/25/36	368,359	210,205
Series 2006-6CB 2A10 6.000%, 5/25/36	1,614,069	603,553
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39§	3,400,000	3,232,244
Asset-Backed Certificates Trust,
Series 2006-IM1 A2 4.933%, 4/25/36 (l)	643,879	563,619
Banc of America Funding Trust,
Series 2005-6 1A8 6.000%, 10/25/35	161,667	132,076
Series 2007-5 3A1 6.000%, 7/25/37	1,299,473	1,082,500
Banc of America Mortgage Trust,
Series 2007-3 2A8 7.000%, 9/25/37	1,830,547	1,517,788
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2 6.000%, 2/25/37	1,628,497	720,499
Series 2006-J4 A5 6.250%, 9/25/36	303,506	112,665
Series 2007-14 A18 6.000%, 9/25/37	1,432,711	729,843
Series 2007-HY1 1A1 4.451%, 4/25/37 (l)	128,767	118,253
Series 2007-HY1 2A1 4.156%, 3/25/37 (l)	57,167	51,889
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2 5.571%, 3/25/36 (l)	54,449	53,131
Series 2006-AR7 2A3A 4.879%, 11/25/36 (l)	99,862	94,195
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4 6.000%, 2/25/37	1,000,013	877,079
COLT Mortgage Loan Trust,
Series 2023-2 A1 6.596%, 7/25/68 (e)§	1,816,017	1,831,642
Connecticut Avenue Securities Trust,
Series 2022-R02 2M2 7.569%, 1/25/42 (l)§	2,500,000	2,565,311
Series 2024-R02 1M2 6.369%, 2/25/44 (l)§	3,000,000	3,027,002
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1 6.500%, 6/25/36	5,168,612	802,277
FHLMC,
Series 4050 ND 2.500%, 9/15/41	85,731	84,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Series 4076 QD 2.500%, 11/15/41	$82,114	$80,501
Series 5057 AX 2.000%, 12/25/50	1,248,033	728,281
FHLMC STACR REMIC Trust,
Series 2022-DNA2 M1B 6.969%, 2/25/42 (l)§	1,000,000	1,023,592
Series 2022-DNA3 M1B 7.469%, 4/25/42 (l)§	2,800,000	2,899,742
Figure Line of Credit Trust,
Series 2020-1 A 4.040%, 9/25/49 (l)§	434,123	414,417
FNMA,
Series 2012-100 GN 2.500%, 9/25/42	3,531,032	3,075,694
Series 2013-18 CD 1.500%, 10/25/27	10,798	10,750
Series 2013-54 NP 2.500%, 3/25/43	419,975	384,279
Series 2014-89 FM 5.083%, 1/25/45 (l)	3,129,937	3,068,354
Series 2021-48 NS 3.361%, 8/25/51 IO (l)	2,049,601	49,092
Series 2024-90 FA 6.069%, 12/25/54 (l)	1,134,467	1,140,699
GNMA,
Series 2019-36 EB 3.500%, 3/20/49	2,411,765	2,113,360
Series 2019-90 BF 4.835%, 7/20/49 (l)	1,884,219	1,837,598
Series 2020-188 2.000%, 12/20/50 IO	2,322,756	270,230
Series 2021-117 ID 3.500%, 6/20/51 IO	1,413,047	244,361
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3 4.933%, 4/25/47 (l)	2,105,875	1,784,215
HomeBanc Mortgage Trust,
Series 2005-4 M4 5.428%, 10/25/35 (l)	7,066,300	6,005,332
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1 3.446%, 1/25/57 (l)§	1,500,000	1,089,387
JP Morgan Mortgage Trust,
Series 2024-NQM1 A1 5.592%, 2/25/64 (e)§	1,500,000	1,501,597
OBX Trust,
Series 2023-NQM4 A1 6.113%, 3/25/63 (e)§	1,713,927	1,722,048
RALI Trust,
Series 2006-QS17 A7 6.000%, 12/25/36	1,283,388	1,034,751
Series 2007-QS8 A10 6.000%, 6/25/37	820,374	640,029
RBSGC Mortgage Loan Trust,
Series 2005-A 3A 6.000%, 4/25/35	1,404,109	525,595
RFMSI Trust,
Series 2006-S6 A14 6.000%, 7/25/36	111,364	94,581
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A 5.333%, 10/25/35 (l)	856,383	815,455
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8 6.000%, 12/25/35	95,771	86,643
Towd Point Mortgage Trust,
Series 2019-1 M1 3.750%, 3/25/58 (l)§	2,500,000	2,167,000
Verus Securitization Trust,
Series 2020-4 M1 3.291%, 5/25/65 (l)§	1,200,000	1,102,357
Series 2021-3 M1 2.397%, 6/25/66 (l)§	2,500,000	1,810,010
Series 2023-INV1 A1 5.999%, 2/25/68 (e)§	2,185,136	2,190,582
Series 2024-3 M1 6.887%, 4/25/69 (l)§	750,000	753,077
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37	112,121	98,529
Series 2007-PA6 A1 6.576%, 12/28/37 (l)	741,012	670,742

Total Collateralized Mortgage Obligations		59,842,753

Commercial Mortgage-Backed Securities (5.7%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C 3.606%, 8/14/34 (l)§	516,000	187,031
BANK,
Series 2017-BNK5 B 3.896%, 6/15/60 (l)	557,000	520,204
Series 2019-BN23 A3 2.920%, 12/15/52	550,000	496,316
Series 2021-BN35 A5 2.285%, 6/15/64	343,000	287,052
Series 2021-BN37 C 3.107%, 11/15/64 (l)	412,000	317,487
Series 2022-BNK39 AS 3.181%, 2/15/55	698,000	596,506
Series 2022-BNK39 E 2.500%, 2/15/55§	174,000	114,461
BANK5,
Series 2024-5YR10 AS 5.637%, 10/15/57	526,000	527,402
Series 2024-5YR9 A3 5.614%, 8/15/57	529,000	537,080
BBCMS Mortgage Trust,
Series 2018-TALL F 7.830%, 3/15/37 (l)§	550,000	381,233
Series 2020-C6 F5TC 3.688%, 2/15/53 (l)§	644,000	436,974
Series 2021-C12 A5 2.689%, 11/15/54	653,000	558,054
Series 2021-C12 XD 1.032%, 11/15/54 IO (l)§	9,899,000	585,138
Series 2021-C9 A5 2.299%, 2/15/54	668,000	567,832
Series 2023-C19 A5 5.451%, 4/15/56	525,000	534,008
Series 2024-5C29 A3 5.208%, 9/15/57	527,000	528,269

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Benchmark Mortgage Trust,
Series 2018-B2 C 4.305%, 2/15/51 (l)	$803,000	$682,748
Series 2019-B13 A3 2.701%, 8/15/57	525,000	478,913
Series 2021-B23 XA 1.259%, 2/15/54 IO (l)	4,814,827	250,732
Series 2022-B32 AS 3.410%, 1/15/55 (l)	740,000	602,129
Series 2024-V10 A3 5.277%, 9/15/57	530,000	530,621
Series 2024-V8 A2 5.707%, 7/15/57	528,000	538,127
Series 2024-V9 A3 5.602%, 8/15/57	528,000	536,078
BMO Mortgage Trust,
Series 2024-5C3 AS 6.286%, 2/15/57 (l)	516,000	530,020
Series 2024-5C6 A3 5.316%, 9/15/57	527,000	528,132
BPR Trust,
Series 2021-TY A 5.562%, 9/15/38 (l)§	536,000	531,981
BX Trust,
Series 2019-OC11 D 3.944%, 12/9/41 (l)§	517,000	469,249
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C 4.123%, 5/15/52 (l)§	502,000	187,305
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B 3.804%, 11/10/49	900,000	816,534
Series 2017-C8 B 4.199%, 6/15/50 (l)	514,000	474,395
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B 4.745%, 2/10/49 (l)	504,000	454,613
Series 2016-P4 XA 1.890%, 7/10/49 IO (l)	649,443	12,461
Series 2017-C4 B 4.096%, 10/12/50 (l)	343,000	315,661
Series 2019-GC41 B 3.199%, 8/10/56	276,000	231,376
Series 2020-420K D 3.312%, 11/10/42 (l)§	350,000	300,079
Series 2020-555 F 3.503%, 12/10/41 (l)§	364,000	290,439
Series 2020-GC46 B 3.150%, 2/15/53 (l)	401,000	336,110
Commercial Mortgage Trust,
Series 2014-CR16 C 4.782%, 4/10/47 (l)	900,000	845,705
Series 2015-CR25 B 4.516%, 8/10/48 (l)	675,000	646,251
Series 2015-CR26 XA 0.885%, 10/10/48 IO (l)	1,009,353	2,089
Series 2015-DC1 C 4.272%, 2/10/48 (l)	100,000	87,767
Series 2016-DC2 XA 0.908%, 2/10/49 IO (l)	676,696	4,067
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 0.449%, 4/15/50 IO (l)	290,215	2
Series 2016-C6 B 3.924%, 1/15/49 (l)	485,000	464,190
CSMC Trust,
Series 2021-B33 B 3.645%, 10/10/43 (l)§	620,000	523,605
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C 5.944%, 7/15/35 (l)§	272,000	13,665
GS Mortgage Securities Trust,
Series 2014-GC26 D 4.436%, 11/10/47 (l)§	197,000	115,805
Series 2015-GS1 B 4.238%, 11/10/48 (l)	582,000	533,391
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA 0.876%, 1/15/49 IO (l)	583,402	5,000
Series 2020-LOOP E 3.861%, 12/5/38 (l)§	345,000	54,385
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.701%, 7/15/50 (l)	800,000	634,769
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS 3.484%, 6/15/49	800,000	739,840
Series 2016-C2 XA 1.470%, 6/15/49 IO (l)	679,051	7,759
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	400,000	360,654
Lstar Commercial Mortgage Trust,
Series 2016-4 C 4.605%, 3/10/49 (l)§	72,000	66,476
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B 3.880%, 11/15/49 (l)	871,000	783,613
Series 2017-C33 B 4.105%, 5/15/50	753,000	698,698
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA 0.842%, 12/15/48 IO (l)	853,608	4,382
Series 2016-UB11 XA 1.432%, 8/15/49 IO (l)	708,980	11,928
Series 2019-H7 C 4.128%, 7/15/52	850,000	752,625
Series 2021-L7 XD 0.922%, 10/15/54 IO (l)§	11,180,000	583,101
NJ Trust,
Series 2023-GSP A 6.481%, 1/6/29 (l)§	500,000	520,115
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA 1.820%, 10/10/48 IO (l)	447,336	7,212
SLG Office Trust,
Series 2021-OVA E 2.851%, 7/15/41§	603,000	484,096
UBS Commercial Mortgage Trust,
Series 2017-C1 B 4.036%, 6/15/50	1,336,000	1,211,478

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Series 2017-C6 B 4.154%, 12/15/50 (l)	$343,000	$309,912
Series 2017-C7 C 4.577%, 12/15/50 (l)	500,000	449,173
Series 2018-C13 A3 4.069%, 10/15/51	435,450	423,569
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D 3.720%, 3/10/46 (l)§	499,000	379,132
VEGAS Trust,
Series 2024-TI A 5.518%, 11/10/39§	261,000	261,503
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1 3.940%, 3/25/49 (l)§	359,503	301,624
Series 2019-1 M2 4.010%, 3/25/49 (l)§	174,107	143,033
Series 2019-1 M3 4.120%, 3/25/49 (l)§	144,739	121,690
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30 XA 0.855%, 9/15/58 IO (l)	6,011,039	22,198
Series 2015-C31 C 4.591%, 11/15/48 (l)	105,000	100,634
Series 2015-P2 XA 0.910%, 12/15/48 IO (l)	595,727	2,618
Series 2016-NXS6 XA 1.591%, 11/15/49 IO (l)	682,558	10,811
Series 2017-RC1 XA 1.372%, 1/15/60 IO (l)	720,971	17,710
Series 2019-C50 C 4.345%, 5/15/52	412,000	364,908
Series 2020-C58 B 2.704%, 7/15/53	800,000	630,018
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA 0.502%, 8/15/47 IO (l)	74,647	226

Total Commercial Mortgage-Backed Securities		29,974,177

Corporate Bonds (22.8%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc. 4.300%, 2/15/30	500,000	483,528
3.500%, 9/15/53	897,000	604,441
CCO Holdings LLC 5.125%, 5/1/27§	100,000	98,266
4.750%, 3/1/30§	140,000	127,400
4.750%, 2/1/32§	25,000	21,777
4.250%, 1/15/34§	115,000	93,298
Consolidated Communications, Inc.
5.000%, 10/1/28§	135,000	125,381
Level 3 Financing, Inc. 10.500%, 4/15/29§	140,000	156,016
NBN Co. Ltd. 1.450%, 5/5/26§	275,000	263,038
Verizon Communications, Inc. 3.150%, 3/22/30	500,000	457,338
Windstream Services LLC 8.250%, 10/1/31§	55,000	56,805

		2,487,288

Entertainment (0.1%)
Netflix, Inc. 5.400%, 8/15/54	221,000	215,218
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	524,000	523,649

		738,867

Interactive Media & Services (0.1%)
Meta Platforms, Inc. 4.450%, 8/15/52	346,000	291,622

Media (0.3%)
Charter Communications Operating LLC
6.100%, 6/1/29	114,000	116,383
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29§	75,000	65,460
Directv Financing LLC 5.875%, 8/15/27§	210,000	203,437
DISH DBS Corp. 5.750%, 12/1/28§	115,000	98,325
5.125%, 6/1/29	40,000	25,800
EchoStar Corp. 10.750%, 11/30/29	80,000	86,026
Gray Television, Inc. 10.500%, 7/15/29§	95,000	95,029
McGraw-Hill Education, Inc. 5.750%, 8/1/28§	105,000	102,522
7.375%, 9/1/31§	40,000	40,900
Sirius XM Radio LLC 5.500%, 7/1/29§	105,000	100,425
Townsquare Media, Inc. 6.875%, 2/1/26§	135,000	134,325
Univision Communications, Inc.
7.375%, 6/30/30 (x)§	100,000	95,500
Videotron Ltd. 5.700%, 1/15/35§	306,000	300,623

		1,464,755

Wireless Telecommunication Services (0.2%)
Bharti Airtel Ltd. 4.375%, 6/10/25 (m)	200,000	199,246
Digicel Group Holdings Ltd.
Series 2B14
(Zero Coupon), 12/31/30 (r)§	15,402	2,189
Series 4A14
(Zero Coupon), 12/31/30 (r)§	333	265
Series 4B14
(Zero Coupon), 12/31/30 (r)§	40,550	749
Millicom International Cellular SA
5.125%, 1/15/28 (m)	180,000	172,913
6.250%, 3/25/29 (m)	360,000	354,600
T-Mobile USA, Inc. 3.400%, 10/15/52	346,000	230,214
5.250%, 6/15/55	195,000	175,875

		1,136,051

Total Communication Services		6,118,583

Consumer Discretionary (1.4%)
Automobile Components (0.1%)
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29§	95,000	76,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
ZF North America Capital, Inc. 6.875%, 4/23/32§	$300,000	$284,022

		360,972

Automobiles (0.2%)
Ford Motor Co. 3.250%, 2/12/32	368,000	307,022
Hyundai Capital America 5.300%, 1/8/29§	608,000	607,841

		914,863

Broadline Retail (0.0%)†
Macy’s Retail Holdings LLC 5.875%, 4/1/29§	57,000	55,789
Wayfair LLC 7.250%, 10/31/29§	90,000	89,887

		145,676

Distributors (0.1%)
BCPE Empire Holdings, Inc. 7.625%, 5/1/27§	290,000	288,106
Dealer Tire LLC 8.000%, 2/1/28§	120,000	117,433
Genuine Parts Co. 4.950%, 8/15/29	306,000	304,772

		710,311

Diversified Consumer Services (0.0%)†
Mavis Tire Express Services Topco Corp.
6.500%, 5/15/29§	160,000	152,600
Wand NewCo 3, Inc. 7.625%, 1/30/32 (x)§	115,000	117,559

		270,159

Hotels, Restaurants & Leisure (0.6%)
Caesars Entertainment, Inc. 6.000%, 10/15/32§	255,000	245,871
Expedia Group, Inc. 3.800%, 2/15/28 (x)	318,000	307,411
Fertitta Entertainment LLC 6.750%, 1/15/30§	110,000	101,475
Full House Resorts, Inc. 8.250%, 2/15/28 (x)§	100,000	99,000
Hyatt Hotels Corp. 5.250%, 6/30/29	303,000	303,035
Life Time, Inc. 6.000%, 11/15/31§	260,000	257,457
Light & Wonder International, Inc.
7.250%, 11/15/29§	140,000	142,390
Marriott International, Inc. 5.300%, 5/15/34	306,000	303,420
McDonald’s Corp. 4.450%, 3/1/47	352,000	296,448
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	297,000	294,268
6.250%, 3/15/32§	115,000	115,862
Sabre GLBL, Inc. 8.625%, 6/1/27§	59,000	58,115
10.750%, 11/15/29 (x)§	26,000	26,697
Scientific Games Holdings LP 6.625%, 3/1/30§	85,000	81,256
Six Flags Entertainment Corp. 6.625%, 5/1/32§	230,000	232,300
Viking Cruises Ltd. 9.125%, 7/15/31§	135,000	144,774

		3,009,779

Household Durables (0.1%)
DR Horton, Inc. 5.000%, 10/15/34	331,000	319,383
Mattamy Group Corp. 4.625%, 3/1/30§	110,000	101,475

		420,858

Specialty Retail (0.3%)
Carvana Co. 9.000%, 12/1/28 PIK§	64,452	65,816
13.000%, 6/1/30 PIK (x)§	35,000	36,656
Cougar JV Subsidiary LLC 8.000%, 5/15/32§	100,000	103,750
InRetail Consumer 3.250%, 3/22/28 (m)	600,000	552,375
Lowe’s Cos., Inc. 5.625%, 4/15/53	175,000	168,377
Michaels Cos., Inc. (The) 5.250%, 5/1/28 (x)§	40,000	30,200
7.875%, 5/1/29§	35,000	21,000
O’Reilly Automotive, Inc. 5.000%, 8/19/34	152,000	147,305
Staples, Inc. 10.750%, 9/1/29 (x)§	100,000	98,155
Victra Holdings LLC 8.750%, 9/15/29§	145,000	151,887

		1,375,521

Total Consumer Discretionary		7,208,139

Consumer Staples (0.5%)
Beverages (0.1%)
Keurig Dr Pepper, Inc.
Series 10 5.200%, 3/15/31	301,000	303,239

Consumer Staples Distribution & Retail (0.1%)
Performance Food Group, Inc. 6.125%, 9/15/32§	170,000	170,000
United Natural Foods, Inc. 6.750%, 10/15/28 (x)§	415,000	407,219
US Foods, Inc. 5.750%, 4/15/33§	260,000	252,200

		829,419

Food Products (0.2%)
Bunge Ltd. Finance Corp. 4.650%, 9/17/34 (x)	378,000	356,632
Campbell’s Co. (The) 5.400%, 3/21/34 (x)	149,000	148,186
Frigorifico Concepcion SA 7.700%, 7/21/28 (m)	400,000	305,860
Minerva Luxembourg SA 8.875%, 9/13/33§	200,000	207,688
Post Holdings, Inc. 6.375%, 3/1/33§	150,000	146,437

		1,164,803

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Household Products (0.0%)†
Kronos Acquisition Holdings, Inc.
8.250%, 6/30/31§	$95,000	$90,369

Tobacco (0.1%)
BAT Capital Corp. 4.540%, 8/15/47	269,000	213,293
Philip Morris International, Inc. 5.250%, 2/13/34	267,000	263,847

		477,140

Total Consumer Staples		2,864,970

Energy (2.7%)
Energy Equipment & Services (0.3%)
Archrock Partners LP 6.625%, 9/1/32§	190,000	189,745
Guara Norte Sarl 5.198%, 6/15/34 (m)	798,650	726,644
Kodiak Gas Services LLC 7.250%, 2/15/29 (x)§	190,000	193,563
Nabors Industries, Inc. 9.125%, 1/31/30§	75,000	76,122
Transocean Poseidon Ltd. 6.875%, 2/1/27§	126,000	125,685
Transocean, Inc. 8.000%, 2/1/27§	86,000	85,892
Weatherford International Ltd. 8.625%, 4/30/30§	70,000	72,363

		1,470,014

Oil, Gas & Consumable Fuels (2.4%)
Acu Petroleo Luxembourg Sarl 7.500%, 1/13/32 (m)	236,198	230,958
Aethon United BR LP 7.500%, 10/1/29 (x)§	185,000	188,700
Blue Racer Midstream LLC 7.250%, 7/15/32§	95,000	97,312
Buckeye Partners LP 6.875%, 7/1/29§	195,000	196,644
Canacol Energy Ltd. 5.750%, 11/24/28 (m)	400,000	221,808
Cheniere Energy Partners LP 4.000%, 3/1/31	328,000	302,437
Cheniere Energy, Inc. 4.625%, 10/15/28	312,000	305,391
Civitas Resources, Inc. 8.375%, 7/1/28§	80,000	83,083
CNX Resources Corp. 6.000%, 1/15/29§	100,000	97,662
Cosan Overseas Ltd. 8.250%, 2/5/25 (m)(y)	400,000	397,868
Devon Energy Corp. 5.750%, 9/15/54	160,000	145,033
DT Midstream, Inc. 4.125%, 6/15/29§	162,000	149,850
Ecopetrol SA 4.625%, 11/2/31	150,000	123,984
5.875%, 5/28/45	100,000	69,100
5.875%, 11/2/51	700,000	468,342
Energy Transfer LP 5.000%, 5/15/44 (e)	349,000	298,131
5.950%, 5/15/54	309,000	297,407
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.125%, 10/1/54 (k)(x)	149,000	150,676
EnLink Midstream LLC 5.375%, 6/1/29	150,000	150,135
5.650%, 9/1/34 (x)	461,000	458,119
Enterprise Products Operating LLC
5.550%, 2/16/55	301,000	289,864
Expand Energy Corp. 6.750%, 4/15/29§	91,000	91,933
5.700%, 1/15/35	156,000	153,231
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38 (m)	215,229	208,557
GNL Quintero SA 4.634%, 7/31/29 (m)	294,200	289,605
Gulfport Energy Operating Corp. 6.750%, 9/1/29§	190,000	191,360
Harvest Midstream I LP 7.500%, 5/15/32§	180,000	182,475
Hess Midstream Operations LP 5.500%, 10/15/30 (x)§	158,000	151,821
Hilcorp Energy I LP 7.250%, 2/15/35 (x)§	110,000	103,090
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	501,000	542,897
Kinetik Holdings LP 5.875%, 6/15/30§	152,000	149,595
Matador Resources Co. 6.500%, 4/15/32§	160,000	157,542
Medco Laurel Tree Pte. Ltd. 6.950%, 11/12/28 (m)	200,000	198,974
Medco Oak Tree Pte. Ltd. 7.375%, 5/14/26 (m)	400,000	406,168
MPLX LP 5.500%, 6/1/34	302,000	298,551
NGL Energy Operating LLC 8.125%, 2/15/29§	150,000	151,604
NGPL PipeCo LLC 3.250%, 7/15/31§	349,000	300,891
Occidental Petroleum Corp. 5.375%, 1/1/32	66,000	64,498
ONEOK, Inc. 6.625%, 9/1/53	133,000	139,396
Permian Resources Operating LLC 7.000%, 1/15/32§	100,000	101,625
6.250%, 2/1/33 (x)§	149,000	146,951
Pertamina Persero PT 1.400%, 2/9/26 (m)	800,000	766,248
Petroleos del Peru SA 5.625%, 6/19/47 (m)	200,000	127,368
Petroleos Mexicanos 6.750%, 9/21/47	300,000	206,250
Reliance Industries Ltd. 4.125%, 1/28/25 (m)	500,000	499,570
Sitio Royalties Operating Partnership LP
7.875%, 11/1/28§	95,000	97,494
SM Energy Co. 7.000%, 8/1/32§	195,000	191,942

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
South Bow Canadian Infrastructure Holdings Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.67%), 7.500%, 3/1/55 (k)§	$87,000	$89,719
South Bow USA Infrastructure Holdings LLC
4.911%, 9/1/27§	58,000	57,757
Sunoco LP 6.000%, 4/15/27	90,000	89,662
Tallgrass Energy Partners LP 7.375%, 2/15/29§	95,000	95,000
Targa Resources Corp. 5.500%, 2/15/35	65,000	64,010
TransCanada PipeLines Ltd. 4.625%, 3/1/34	500,000	465,219
Transportadora de Gas del Peru SA
4.250%, 4/30/28 (m)	400,000	390,220
Venture Global LNG, Inc. 8.125%, 6/1/28§	60,000	62,400
8.375%, 6/1/31§	60,000	62,475
9.875%, 2/1/32§	55,000	60,333
Vital Energy, Inc. 7.875%, 4/15/32§	85,000	81,732
Williams Cos., Inc. (The) 5.150%, 3/15/34	405,000	393,961

		12,554,628

Total Energy		14,024,642

Financials (3.9%)
Banks (2.0%)
AIB Group plc
(SOFR + 1.91%), 5.871%, 3/28/35 (k)§	400,000	399,281
Banco Industrial SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.875%, 1/29/31 (k)(m)	500,000	489,219
Banco Internacional del Peru SAA Interbank
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 4.000%, 7/8/30 (k)(m)	750,000	737,347
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.621%, 12/10/29§	200,000	199,628
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.365%, 7/15/28 (k)	400,000	402,502
Bank of America Corp.
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	255,000	214,861
(SOFR + 1.65%), 5.468%, 1/23/35 (k)	239,000	239,976
(SOFR + 1.74%), 5.518%, 10/25/35 (k)	162,000	158,289
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	683,000	556,468
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)(x)	450,000	430,049
Barclays plc
(SOFR + 1.91%), 5.335%, 9/10/35 (k)	312,000	299,860
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35 (k)§	306,000	308,222
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	124,000	119,191
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.411%, 9/19/39 (k)	311,000	295,988
Commonwealth Bank of Australia
4.316%, 1/10/48§	300,000	241,184
Global Bank Corp.
5.250%, 4/16/29 (m)	300,000	280,593
Huntington Bancshares, Inc.
(SOFR + 1.28%), 5.272%, 1/15/31 (k)	176,000	175,891
Intercorp Financial Services, Inc.
4.125%, 10/19/27 (m)	300,000	285,657
JPMorgan Chase & Co.
(SOFR + 1.99%), 4.851%, 7/25/28 (k)	78,000	77,837
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	270,000	245,047
(SOFR + 1.46%), 5.294%, 7/22/35 (k)	596,000	589,784
M&T Bank Corp.
(SOFR + 2.26%), 6.082%, 3/13/32 (k)	147,000	149,857
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.426%, 4/17/35 (k)	315,000	315,223
Multibank, Inc. 7.750%, 2/3/28 (m)	300,000	304,725
National Australia Bank Ltd. 2.990%, 5/21/31§	390,000	337,119
National Bank of Canada 4.500%, 10/10/29	250,000	243,544
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.94%), 7.300%, 11/19/34 (k)(y)	200,000	197,000
NatWest Markets plc 5.410%, 5/17/29§	310,000	313,017
Truist Financial Corp.
(SOFR + 1.57%), 5.153%, 8/5/32 (k)	302,000	297,882
Wells Fargo & Co.
(SOFR + 1.98%), 4.808%, 7/25/28 (k)(x)	265,000	264,054

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.850%, 9/15/29 (k)(y)	$148,000	$152,440
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	298,000	268,508
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	454,000	482,299
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.618%, 11/20/35 (k)	312,000	306,258

		10,378,800

Capital Markets (0.6%)
Apollo Debt Solutions BDC 6.700%, 7/29/31§	150,000	153,482
Ares Capital Corp. 5.950%, 7/15/29	75,000	75,841
Ares Strategic Income Fund 5.700%, 3/15/28§	107,000	106,857
Bank of New York Mellon Corp. (The)
(SOFR + 1.23%), 5.060%, 7/22/32 (k)	266,000	263,816
Blackstone Private Credit Fund 6.000%, 11/22/34§	184,000	179,139
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 1.43%), 5.955%, 5/15/26 (k)	689,000	691,011
(SOFR + 0.82%), 5.292%, 9/10/27 (k)	199,000	199,264
(SOFR + 1.55%), 5.330%, 7/23/35 (k)	287,000	281,210
LPL Holdings, Inc. 6.000%, 5/20/34	292,000	297,231
Morgan Stanley
(SOFR + 1.67%), 4.679%, 7/17/26 (k)	208,000	207,716
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	247,000	243,090
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	101,000	86,465
UBS Group AG
(USD SOFR ICE Swap Rate 10 Year + 1.86%), 5.379%, 9/6/45 (k)§	200,000	190,088

		2,975,210

Consumer Finance (0.4%)
AerCap Ireland Capital DAC 5.100%, 1/19/29	225,000	224,612
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55 (k)	310,000	318,912
Avolon Holdings Funding Ltd. 5.750%, 3/1/29§	271,000	273,396
5.750%, 11/15/29§	335,000	339,462
General Motors Financial Co., Inc. 3.100%, 1/12/32	362,000	308,966
GGAM Finance Ltd. 6.875%, 4/15/29§	190,000	191,900
Macquarie Airfinance Holdings Ltd.
6.400%, 3/26/29§	142,000	145,740
5.150%, 3/17/30§	39,000	37,995
6.500%, 3/26/31§	31,000	31,992
OneMain Finance Corp. 7.500%, 5/15/31	235,000	240,581

		2,113,556

Financial Services (0.2%)
Apollo Global Management, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.000%, 12/15/54 (k)(x)	112,000	110,716
Fiserv, Inc. 5.450%, 3/15/34	283,000	282,874
Global Payments, Inc. 4.950%, 8/15/27	305,000	305,072
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25 (m)	20,720	19,788
Nationstar Mortgage Holdings, Inc.
5.750%, 11/15/31§	215,000	204,787
PennyMac Financial Services, Inc.
7.875%, 12/15/29§	110,000	115,245

		1,038,482

Insurance (0.7%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27 (x)§	145,000	143,369
6.500%, 10/1/31§	110,000	108,625
American National Group, Inc. 5.750%, 10/1/29	126,000	126,107
AmWINS Group, Inc. 4.875%, 6/30/29§	110,000	102,988
APH Somerset Investor 2 LLC 7.875%, 11/1/29§	60,000	60,642
Arthur J Gallagher & Co. 4.850%, 12/15/29	177,000	176,022
5.150%, 2/15/35	380,000	370,440
Athene Global Funding 5.349%, 7/9/27§	245,000	247,324
4.721%, 10/8/29§	367,000	357,416
Athene Holding Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%),
6.625%, 10/15/54 (k)	310,000	308,450
Beacon Funding Trust 6.266%, 8/15/54§	423,000	416,016
Brighthouse Financial Global Funding 2.000%, 6/28/28§	170,000	151,756
Brown & Brown, Inc. 5.650%, 6/11/34	300,000	299,879
F&G Annuities & Life, Inc. 6.250%, 10/4/34	153,000	148,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
HUB International Ltd. 7.250%, 6/15/30§	$80,000	$81,800
Markel Group, Inc. 6.000%, 5/16/54	112,000	111,363
Massachusetts Mutual Life Insurance Co.
3.200%, 12/1/61§	337,000	198,418
Panther Escrow Issuer LLC 7.125%, 6/1/31§	150,000	151,500
Willis North America, Inc. 4.500%, 9/15/28	200,000	196,267

		3,756,968

Total Financials		20,263,016

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc. 4.700%, 5/14/45	328,000	289,329
5.500%, 3/15/64	170,000	162,780
Amgen, Inc. 5.750%, 3/2/63	442,000	424,768
Gilead Sciences, Inc. 5.550%, 10/15/53	180,000	176,910

		1,053,787

Health Care Equipment & Supplies (0.2%)
Bausch + Lomb Corp. 8.375%, 10/1/28§	240,000	248,100
Medline Borrower LP 5.250%, 10/1/29§	160,000	153,381
Sotera Health Holdings LLC 7.375%, 6/1/31§	110,000	111,441
Zimmer Biomet Holdings, Inc. 5.200%, 9/15/34 (x)	305,000	299,160

		812,082

Health Care Providers & Services (1.0%)
AdaptHealth LLC 5.125%, 3/1/30§	100,000	90,375
Cardinal Health, Inc. 4.600%, 3/15/43	309,000	261,030
4.500%, 11/15/44	43,000	35,248
Centene Corp. 2.500%, 3/1/31	517,000	425,744
Community Health Systems, Inc. 6.000%, 1/15/29§	140,000	124,967
CVS Health Corp. 5.300%, 6/1/33	305,000	291,852
5.875%, 6/1/53	449,000	411,673
Elevance Health, Inc. 4.550%, 5/15/52	86,000	68,932
HCA, Inc. 5.250%, 6/15/49	683,000	593,090
Icon Investments Six DAC 5.849%, 5/8/29	200,000	203,473
6.000%, 5/8/34	200,000	201,457
Laboratory Corp. of America Holdings 4.800%, 10/1/34	758,000	716,389
LifePoint Health, Inc. 4.375%, 2/15/27 (x)§	190,000	181,925
10.000%, 6/1/32§	245,000	248,369
Owens & Minor, Inc. 6.625%, 4/1/30§	55,000	51,547
Quest Diagnostics, Inc. 5.000%, 12/15/34 (x)	307,000	297,517
Radiology Partners, Inc. 7.775%, 1/31/29 PIK§	137,362	135,074
Tenet Healthcare Corp. 6.125%, 6/15/30 (x)	195,000	193,249
UnitedHealth Group, Inc. 5.050%, 4/15/53 (x)	351,000	314,097
4.950%, 5/15/62	123,000	105,916
Universal Health Services, Inc. 4.625%, 10/15/29	333,000	321,022

		5,272,946

Health Care Technology (0.0%)†
IQVIA, Inc. 6.250%, 2/1/29	205,000	211,507

Pharmaceuticals (0.1%)
1375209 BC Ltd. 9.000%, 1/30/28§	16,000	15,940
Bausch Health Cos., Inc. 6.125%, 2/1/27§	75,000	68,063
5.250%, 1/30/30§	65,000	35,181
14.000%, 10/15/30§	5,000	4,650
Royalty Pharma plc 5.400%, 9/2/34	299,000	290,076

		413,910

Total Health Care		7,764,232

Industrials (3.3%)
Aerospace & Defense (0.1%)
AAR Escrow Issuer LLC 6.750%, 3/15/29§	115,000	115,863
Bombardier, Inc. 8.750%, 11/15/30§	150,000	161,062
7.000%, 6/1/32 (x)§	40,000	40,600
Goat Holdco LLC 6.750%, 2/1/32§	110,000	108,925
Northrop Grumman Corp. 5.200%, 6/1/54	320,000	297,674

		724,124

Building Products (0.3%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	190,000	191,425
Builders FirstSource, Inc. 6.375%, 3/1/34§	235,000	231,306
Cornerstone Building Brands, Inc. 9.500%, 8/15/29§	145,000	139,925
EMRLD Borrower LP 6.625%, 12/15/30§	185,000	184,769
Griffon Corp. 5.750%, 3/1/28 (x)	235,000	230,300
Miter Brands Acquisition Holdco, Inc.
6.750%, 4/1/32 (x)§	190,000	190,475
Owens Corning 5.700%, 6/15/34	140,000	142,055
Standard Building Solutions, Inc. 6.500%, 8/15/32§	95,000	95,143

		1,405,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC 9.750%, 7/15/27§	$110,000	$110,753
7.875%, 2/15/31§	245,000	249,878
Element Fleet Management Corp. 6.319%, 12/4/28§	294,000	306,071
Garda World Security Corp. 6.000%, 6/1/29 (x)§	230,000	217,062
Madison IAQ LLC 5.875%, 6/30/29§	110,000	103,400
Veralto Corp. 5.350%, 9/18/28	209,000	211,694
Veritiv Operating Co. 10.500%, 11/30/30§	95,000	102,282

		1,301,140

Construction & Engineering (0.2%)
Aeropuertos Dominicanos Siglo XXI SA
7.000%, 6/30/34§	200,000	205,126
Bioceanico Sovereign Certificate Ltd.
(Zero Coupon), 6/5/34 (m)	554,251	424,673
Brand Industrial Services, Inc. 10.375%, 8/1/30§	125,000	126,875
MasTec, Inc. 5.900%, 6/15/29	100,000	101,702
Pike Corp. 8.625%, 1/31/31§	90,000	94,950
Quanta Services, Inc. 5.250%, 8/9/34	303,000	295,297

		1,248,623

Electrical Equipment (0.0%)†
Regal Rexnord Corp. 6.050%, 2/15/26 (x)	116,000	116,943
6.050%, 4/15/28	176,000	178,762

		295,705

Ground Transportation (0.9%)
Burlington Northern Santa Fe LLC 5.200%, 4/15/54 (x)	410,000	385,872
CSX Corp. 3.800%, 11/1/46	765,000	587,575
Dcli Bidco LLC 7.750%, 11/15/29 (x)§	95,000	96,900
Genesee & Wyoming, Inc. 6.250%, 4/15/32§	195,000	195,731
Lima Metro Line 2 Finance Ltd. 5.875%, 7/5/34 (m)	330,913	328,845
4.350%, 4/5/36 (m)	533,676	487,479
Movida Europe SA 7.850%, 4/11/29§	200,000	175,312
7.850%, 4/11/29 (m)	200,000	175,312
Penske Truck Leasing Co. LP 5.750%, 5/24/26§	176,000	177,751
4.200%, 4/1/27§	253,000	248,531
Simpar Europe SA 5.200%, 1/26/31 (m)	200,000	150,688
Uber Technologies, Inc. 4.500%, 8/15/29§	348,000	336,608
4.800%, 9/15/34	303,000	289,053
Union Pacific Corp. 3.700%, 3/1/29	500,000	479,130
Watco Cos. LLC 7.125%, 8/1/32§	190,000	195,225
XPO, Inc. 7.125%, 6/1/31§	200,000	204,750

		4,514,762

Industrial Conglomerates (0.1%)
KUO SAB de CV 5.750%, 7/7/27 (m)	600,000	584,064

Machinery (0.3%)
AGCO Corp. 5.800%, 3/21/34	299,000	300,336
CNH Industrial Capital LLC 5.100%, 4/20/29	152,000	151,774
Cummins, Inc. 5.450%, 2/20/54	145,000	140,447
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	280,000	291,617
Weir Group plc (The) 2.200%, 5/13/26§	672,000	646,054

		1,530,228

Marine Transportation (0.1%)
MV24 Capital BV 6.748%, 6/1/34 (m)	451,260	426,739

Passenger Airlines (0.1%)
American Airlines, Inc. 8.500%, 5/15/29§	190,000	199,025
JetBlue Airways Corp. 9.875%, 9/20/31§	125,000	132,500

		331,525

Professional Services (0.1%)
Amentum Holdings, Inc. 7.250%, 8/1/32§	115,000	115,575
Jacobs Engineering Group, Inc. 5.900%, 3/1/33	208,000	210,417
Verisk Analytics, Inc. 5.250%, 6/5/34	303,000	298,456
VT Topco, Inc. 8.500%, 8/15/30§	100,000	105,602

		730,050

Trading Companies & Distributors (0.2%)
Aviation Capital Group LLC 1.950%, 9/20/26§	460,000	436,412
5.375%, 7/15/29§	218,000	217,890
Fortress Transportation and Infrastructure Investors LLC
5.875%, 4/15/33§	260,000	250,250

		904,552

Transportation Infrastructure (0.7%)
Adani International Container Terminal Pvt Ltd.
3.000%, 2/16/31 (m)	498,000	411,856
Adani International Container Terminal Pvt. Ltd.
3.000%, 2/16/31§	249,000	205,928
Adani Ports & Special Economic Zone Ltd.
4.000%, 7/30/27§	250,000	224,375
4.000%, 7/30/27 (m)	200,000	179,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
4.200%, 8/4/27 (m)	$200,000	$180,376
4.375%, 7/3/29 (m)	200,000	171,625
Fideicomiso PA Pacifico Tres 8.250%, 1/15/35 (m)	171,860	169,311
JSW Infrastructure Ltd. 4.950%, 1/21/29 (m)	400,000	385,500
Prumo Participacoes e Investimentos S/A
7.500%, 12/31/31 (m)	575,775	571,641
Rutas 2 & 7 Finance Ltd.
(Zero Coupon), 9/30/36 (m)	880,000	620,954
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	223,370
3.625%, 4/28/26§	225,000	220,611

		3,565,047

Total Industrials		17,561,957

Information Technology (1.4%)
Communications Equipment (0.0%)†
Motorola Solutions, Inc. 5.400%, 4/15/34	304,000	303,863

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp. 5.375%, 11/15/54	149,000	141,438
Arrow Electronics, Inc. 5.150%, 8/21/29	304,000	302,287
Keysight Technologies, Inc. 4.950%, 10/15/34	156,000	149,616

		593,341

IT Services (0.1%)
Kyndryl Holdings, Inc. 4.100%, 10/15/41	403,000	318,884

Semiconductors & Semiconductor Equipment (0.6%)
Broadcom, Inc. 3.419%, 4/15/33§	480,000	420,203
3.187%, 11/15/36§	387,000	311,039
Foundry JV Holdco LLC 6.150%, 1/25/32§	500,000	503,216
5.875%, 1/25/34§	250,000	243,995
6.400%, 1/25/38§	200,000	201,993
Marvell Technology, Inc. 5.950%, 9/15/33	580,000	603,682
Qorvo, Inc. 3.375%, 4/1/31§	174,000	148,404
Renesas Electronics Corp. 2.170%, 11/25/26§	660,000	625,024

		3,057,556

Software (0.4%)
AppLovin Corp. 5.375%, 12/1/31	152,000	152,420
AthenaHealth Group, Inc. 6.500%, 2/15/30 (x)§	105,000	99,791
Atlassian Corp. 5.250%, 5/15/29	250,000	251,449
Cadence Design Systems, Inc. 4.700%, 9/10/34	149,000	142,336
Central Parent LLC 8.000%, 6/15/29§	135,000	136,856
Ellucian Holdings, Inc. 6.500%, 12/1/29§	185,000	185,231
Intuit, Inc. 5.500%, 9/15/53	257,000	251,139
Oracle Corp. 6.250%, 11/9/32	170,000	179,724
3.800%, 11/15/37	110,000	91,694
UKG, Inc. 6.875%, 2/1/31§	95,000	96,396
Workday, Inc. 3.700%, 4/1/29	282,000	267,831
3.800%, 4/1/32	166,000	150,933

		2,005,800

Technology Hardware, Storage & Peripherals (0.2%)
Dell, Inc. 6.500%, 4/15/38 (x)	140,000	145,875
Hewlett Packard Enterprise Co. 5.000%, 10/15/34	757,000	727,725
NetApp, Inc. 1.875%, 6/22/25	278,000	273,620

		1,147,220

Total Information Technology		7,426,664

Materials (1.8%)
Chemicals (0.5%)
Braskem Idesa SAPI 6.990%, 2/20/32 (m)	200,000	147,000
Braskem Netherlands Finance BV 4.500%, 1/31/30 (m)	200,000	167,972
CF Industries, Inc. 5.375%, 3/15/44	322,000	297,687
Illuminate Buyer LLC 9.000%, 7/1/28§	195,000	197,437
LYB International Finance III LLC 5.500%, 3/1/34	293,000	287,507
MEGlobal Canada ULC 5.000%, 5/18/25 (m)	400,000	399,736
Mosaic Co. (The) 5.375%, 11/15/28	264,000	266,582
Unigel Luxembourg SA 8.750%, 10/1/26 (h)(m)	200,000	46,528
UPL Corp. Ltd. 4.500%, 3/8/28 (m)	200,000	185,000
4.625%, 6/16/30 (m)	400,000	353,000
WR Grace Holdings LLC 5.625%, 8/15/29§	115,000	105,486

		2,453,935

Containers & Packaging (0.3%)
Berry Global, Inc. 4.875%, 7/15/26§	113,000	112,508
5.650%, 1/15/34§	177,000	178,101
CCL Industries, Inc. 3.050%, 6/1/30§	240,000	215,196
Clydesdale Acquisition Holdings, Inc.
6.875%, 1/15/30§	195,000	196,328
Pactiv Evergreen Group Issuer LLC
4.375%, 10/15/28§	105,000	104,507
Sealed Air Corp. 7.250%, 2/15/31 (x)§	145,000	149,350
Smurfit Kappa Treasury ULC 5.200%, 1/15/30§	335,000	335,624

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Sonoco Products Co. 4.600%, 9/1/29	$158,000	$153,558
Trident TPI Holdings, Inc. 12.750%, 12/31/28§	270,000	295,650

		1,740,822

Metals & Mining (1.0%)
AngloGold Ashanti Holdings plc 3.375%, 11/1/28	200,000	184,062
Aris Mining Corp. 8.000%, 10/31/29§	200,000	197,562
CAP SA 3.900%, 4/27/31§	400,000	321,876
3.900%, 4/27/31 (m)	300,000	241,407
Cia de Minas Buenaventura SAA 5.500%, 7/23/26 (m)	700,000	695,100
CSN Resources SA 5.875%, 4/8/32 (m)	600,000	485,814
Freeport Indonesia PT 4.763%, 4/14/27 (m)	400,000	396,000
5.315%, 4/14/32 (m)	200,000	195,000
Freeport-McMoRan, Inc. 4.375%, 8/1/28	300,000	291,359
5.250%, 9/1/29 (x)	200,000	199,764
Glencore Funding LLC 1.625%, 4/27/26§	256,000	245,357
5.371%, 4/4/29§	531,000	534,994
Gold Fields Orogen Holdings BVI Ltd.
6.125%, 5/15/29 (m)	200,000	202,188
Indonesia Asahan Aluminium PT 4.750%, 5/15/25 (m)	800,000	797,200
Vale Overseas Ltd. 6.400%, 6/28/54	114,000	111,435
Vedanta Resources Ltd. 13.875%, 12/9/28 (e)(m)	193,306	193,729

		5,292,847

Paper & Forest Products (0.0%)†
LD Celulose International GmbH 7.950%, 1/26/32§	200,000	200,062

Total Materials		9,687,666

Real Estate (1.3%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT) 3.700%, 8/15/27	750,000	728,310
VICI Properties LP (REIT) 4.625%, 12/1/29§	319,000	305,164

		1,033,474

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	295,000	180,682
5.150%, 4/15/53	59,000	52,491
Omega Healthcare Investors, Inc. (REIT)
4.750%, 1/15/28	154,000	151,621
Sabra Health Care LP (REIT) 3.200%, 12/1/31 (x)	145,000	124,642

		509,436

Hotel & Resort REITs (0.2%)
Host Hotels & Resorts LP (REIT) 5.700%, 7/1/34	305,000	304,005
Series J 2.900%, 12/15/31	363,000	308,408
Park Intermediate Holdings LLC (REIT)
7.000%, 2/1/30§	275,000	277,750

		890,163

Real Estate Management & Development (0.1%)
Anywhere Real Estate Group LLC 7.000%, 4/15/30 (x)§	110,000	96,938
InRetail Shopping Malls 5.750%, 4/3/28 (m)	624,000	616,281

		713,219

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT) 5.500%, 2/1/34	446,000	442,680
Sun Communities Operating LP (REIT)
2.700%, 7/15/31	366,000	307,578

		750,258

Retail REITs (0.1%)
Agree LP (REIT) 2.600%, 6/15/33	149,000	119,616
Phillips Edison Grocery Center Operating Partnership I LP (REIT)
5.750%, 7/15/34	230,000	230,072

		349,688

Specialized REITs (0.5%)
American Tower Corp. (REIT) 3.375%, 10/15/26	700,002	683,717
5.550%, 7/15/33	145,000	146,010
Crown Castle, Inc. (REIT) 3.700%, 6/15/26	300,000	295,021
3.650%, 9/1/27	757,000	732,719
2.250%, 1/15/31	200,000	167,957
Extra Space Storage LP (REIT) 5.400%, 2/1/34	307,000	304,705
Iron Mountain, Inc. (REIT) 7.000%, 2/15/29§	235,000	240,252
6.250%, 1/15/33 (x)§	35,000	34,850

		2,605,231

Total Real Estate		6,851,469

Utilities (3.8%)
Electric Utilities (2.6%)
Adani Electricity Mumbai Ltd. 3.867%, 7/22/31 (m)	200,000	153,000
Adani Transmission Step-One Ltd.
4.000%, 8/3/26 (m)	500,000	457,500
4.250%, 5/21/36 (m)	217,500	168,902
AEP Texas, Inc. 5.450%, 5/15/29	173,000	175,187
AES Espana BV 5.700%, 5/4/28§	200,000	189,080
Arizona Public Service Co. 5.700%, 8/15/34	298,000	301,553
Buffalo Energy Mexico Holdings 7.875%, 2/15/39§	400,000	412,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	$691,667	$577,895
Comision Federal de Electricidad 6.450%, 1/24/35§	400,000	378,000
Duke Energy Corp. 3.150%, 8/15/27	300,000	287,741
5.450%, 6/15/34	287,000	286,467
3.950%, 8/15/47	400,000	297,434
5.000%, 8/15/52	103,000	89,667
Duquesne Light Holdings, Inc. 3.616%, 8/1/27§	345,000	330,923
Edison International 5.250%, 3/15/32	156,000	154,024
Enel Finance International NV 5.125%, 6/26/29§	200,000	199,034
Energuate Trust 5.875%, 5/3/27 (m)	400,000	391,624
Entergy Arkansas LLC 5.750%, 6/1/54	152,000	150,269
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54 (k)	147,000	149,756
Eversource Energy 5.500%, 1/1/34 (x)	153,000	151,702
Exelon Corp. 4.050%, 4/15/30 (x)	750,000	712,962
Fenix Power Peru SA 4.317%, 9/20/27 (m)	356,471	345,491
ITC Holdings Corp. 3.250%, 6/30/26	600,000	586,100
5.400%, 6/1/33§	250,000	247,476
JSW Hydro Energy Ltd. 4.125%, 5/18/31§	147,500	132,520
4.125%, 5/18/31 (m)	442,500	397,560
Kallpa Generacion SA 4.125%, 8/16/27 (m)	400,000	385,468
Mexico Generadora de Energia S de rl
5.500%, 12/6/32 (m)	462,048	448,909
Mong Duong Finance Holdings BV 5.125%, 5/7/29 (m)	381,226	365,543
NextEra Energy Capital Holdings, Inc.
2.440%, 1/15/32	500,000	415,738
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54 (k)	140,000	143,850
NRG Energy, Inc. 2.000%, 12/2/25 (x)§	188,000	182,360
6.000%, 2/1/33§	110,000	106,700
Pacific Gas and Electric Co. 6.950%, 3/15/34	274,000	301,515
6.750%, 1/15/53	716,000	778,597
Southern Co. (The)
Series A 3.700%, 4/30/30	500,000	468,184
Southwestern Electric Power Co. 3.250%, 11/1/51	223,000	141,896
Tierra Mojada Luxembourg II Sarl
5.750%, 12/1/40 (m)	346,908	318,940
Transelec SA 3.875%, 1/12/29 (m)	500,000	476,563
Virginia Electric and Power Co. 5.550%, 8/15/54	108,000	104,242
Series A 3.500%, 3/15/27	300,000	292,180
Vistra Operations Co. LLC 7.750%, 10/15/31§	120,000	125,328
6.875%, 4/15/32§	115,000	117,748
Xcel Energy, Inc. 3.300%, 6/1/25	750,000	744,560

		13,642,464

Independent Power and Renewable Electricity Producers (0.4%)
Cometa Energia SA de CV 6.375%, 4/24/35 (m)	691,200	679,754
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	475,915
Empresa Electrica Angamos SA 4.875%, 5/25/29 (m)	78,200	70,012
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§	600,000	590,694
Lightning Power LLC 7.250%, 8/15/32§	115,000	118,306
Termocandelaria Power SA 7.750%, 9/17/31§	200,000	201,396

		2,136,077

Multi-Utilities (0.8%)
Ameren Corp. 3.650%, 2/15/26	550,000	542,119
Black Hills Corp. 6.000%, 1/15/35	291,000	300,014
Dominion Energy, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.625%, 5/15/55 (k)	179,000	181,685
Series C 3.375%, 4/1/30	300,000	275,679
DTE Energy Co. 2.850%, 10/1/26 (x)	300,000	290,508
2.950%, 3/1/30	300,000	268,789
5.850%, 6/1/34	473,000	485,816
Empresas Publicas de Medellin ESP
4.250%, 7/18/29 (m)	400,000	355,420
4.375%, 2/15/31 (m)	400,000	341,480
NiSource, Inc. 3.490%, 5/15/27	500,000	485,822
5.350%, 4/1/34	309,000	305,978
San Diego Gas & Electric Co. 5.350%, 4/1/53	85,000	80,487
Sempra 5.500%, 8/1/33	500,000	500,916

		4,414,713

Total Utilities		20,193,254

Total Corporate Bonds		119,964,592

Foreign Government Securities (0.5%)
Dominican Republic Government Bond
5.500%, 2/22/29 (m)	300,000	289,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Republic of Colombia 4.125%, 5/15/51	$850,000	$487,475
Republic of Guatemala 4.375%, 6/5/27 (m)	500,000	480,313
4.875%, 2/13/28 (m)	200,000	192,875
5.250%, 8/10/29 (m)(x)	300,000	288,094
Republic of Panama 3.870%, 7/23/60	600,000	312,642
Republic of Paraguay 4.700%, 3/27/27 (m)	200,000	195,900
United Mexican States 6.338%, 5/4/53	500,000	445,156

Total Foreign Government Securities		2,692,105

Mortgage-Backed Securities (19.1%)
FHLMC 4.650%, 12/1/28	2,727,000	2,675,545
2.500%, 1/1/43	210,674	181,379
3.000%, 7/1/45	170,320	148,217
3.000%, 8/1/45	271,366	236,149
3.000%, 4/1/47	763,348	661,897
4.000%, 10/1/48	152,728	141,418
FHLMC UMBS 2.000%, 5/1/51	1,810,955	1,413,454
2.000%, 9/1/51	3,352,453	2,659,549
3.000%, 3/1/52	4,061,457	3,499,073
2.500%, 5/1/52	4,025,831	3,330,451
5.000%, 5/1/53	4,886,530	4,740,057
5.500%, 5/1/53	3,814,578	3,792,977
5.000%, 6/1/53	2,902,059	2,831,394
5.500%, 11/1/53	1,248,429	1,243,700
6.000%, 11/1/53	2,712,016	2,766,554
5.500%, 2/1/54	4,867,977	4,859,678
6.000%, 2/1/54	662,095	676,031
6.000%, 4/1/54	4,625,317	4,687,969
5.500%, 5/1/54	2,280,966	2,272,327
FNMA 2.460%, 4/1/32	2,157,590	1,828,458
3.000%, 4/1/45	95,108	81,523
3.000%, 10/1/46	219,552	187,573
2.225%, 12/1/50	3,280,628	2,203,825
FNMA UMBS 3.000%, 3/1/43	840,813	737,262
5.500%, 11/1/44	1,457,327	1,451,352
3.000%, 9/1/46	500,351	433,570
3.000%, 10/1/46	1,583,538	1,373,175
3.000%, 12/1/46	1,084,041	939,356
3.500%, 12/1/46	822,038	740,311
3.000%, 2/1/47	1,689,500	1,464,005
3.000%, 12/1/48	2,083,171	1,805,133
3.500%, 11/1/50	2,858,035	2,550,668
2.000%, 2/1/51	6,616,350	5,240,575
3.000%, 6/1/51	4,192,426	3,619,768
2.500%, 4/1/52	7,548,353	6,216,223
5.000%, 7/1/52	1,623,181	1,574,019
6.000%, 5/1/53	1,850,073	1,872,824
6.000%, 10/1/53	2,793,965	2,829,197
5.500%, 3/1/54	2,313,676	2,304,913
5.500%, 6/1/54	2,840,813	2,835,380
5.500%, 7/1/54	1,330,789	1,329,491
6.000%, 8/1/54	781,598	796,828
GNMA 3.500%, 6/15/42	2,698,676	2,466,946
3.500%, 5/20/48	3,756,269	3,393,182
2.500%, 10/20/51	3,457,339	2,868,061
2.500%, 11/20/51	2,475,851	2,053,861
3.000%, 4/20/52	3,007,716	2,584,658

Total Mortgage-Backed Securities		100,599,956

U.S. Treasury Obligations (21.9%)
U.S. Treasury Bonds 1.375%, 11/15/40	57,200,000	35,425,093
1.250%, 5/15/50	15,400,000	7,309,995
1.875%, 2/15/51	36,500,000	20,325,481
4.250%, 8/15/54	4,800,000	4,389,690
U.S. Treasury Notes 0.750%, 1/31/28	2,800,000	2,515,094
0.625%, 5/15/30	9,950,000	8,163,998
0.625%, 8/15/30	12,000,000	9,746,320
0.875%, 11/15/30	14,950,000	12,232,610
3.875%, 8/15/34	16,000,000	15,135,090

Total U.S. Treasury Obligations		115,243,371

Total Long-Term Debt Securities (97.7%)
(Cost $547,140,783)		514,523,030

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (1.6%)
DoubleLine Floating Rate Fund , Class I‡	533,930	4,810,711
DoubleLine Global Bond Fund , Class I‡	431,290	3,545,203

Total Investment Companies (1.6%)
(Cost $9,785,319)		8,355,914

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
BlackRock Liquidity FedFund, Institutional Shares
4.37% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares
4.43% (7 day yield) (xx)	2,409,843	2,409,843

Total Investment Companies		2,709,843

Total Short-Term Investments (0.5%)
(Cost $2,709,843)		2,709,843

Total Investments in Securities (99.8%)
(Cost $559,635,945)		525,588,787
Other Assets Less Liabilities (0.2%)		1,029,232

Net Assets (100%)		$526,618,019

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $147,390,753 or 28.0% of net assets.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $25,359,827 or 4.8% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2024.

(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $2,652,500. This was collateralized by cash of $2,709,843 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Country Diversification
As a Percentage of Total Net Assets
Australia	0.5%
Bermuda	0.1
Brazil	0.8
Canada	0.6
Cayman Islands	6.0
Chile	0.4
Colombia	0.5
Dominican Republic	0.1
Germany	0.0	#
Guatemala	0.4
India	0.8
Indonesia	0.5
Ireland	0.4
Italy	0.0	#
Jamaica	0.0	#
Japan	0.2
Jersey	0.4
Kuwait	0.1
Mexico	0.9
Panama	0.2
Paraguay	0.3
Peru	0.9
South Africa	0.0	#
Spain	0.1
Switzerland	0.0	#
United Arab Emirates	0.1
United Kingdom	0.4
United States	85.0
Vietnam	0.1
Cash and Other	0.2

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	4,821,390	—	—	—	(10,679)	4,810,711	386,741	—
DoubleLine Global Bond Fund, Class I	431,290	3,713,405	—	—	—	(168,202)	3,545,203	36,777	—

Total		8,534,795	—	—	—	(178,881)	8,355,914	423,518	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$86,206,076	$—	$86,206,076
Collateralized Mortgage Obligations	—	59,842,753	—	59,842,753
Commercial Mortgage-Backed Securities	—	29,974,177	—	29,974,177
Corporate Bonds
Communication Services	—	6,115,380	3,203	6,118,583
Consumer Discretionary	—	7,208,139	—	7,208,139
Consumer Staples	—	2,864,970	—	2,864,970
Energy	—	14,024,642	—	14,024,642
Financials	—	20,263,016	—	20,263,016
Health Care	—	7,764,232	—	7,764,232
Industrials	—	17,561,957	—	17,561,957
Information Technology	—	7,426,664	—	7,426,664
Materials	—	9,687,666	—	9,687,666
Real Estate	—	6,851,469	—	6,851,469
Utilities	—	20,193,254	—	20,193,254
Foreign Government Securities	—	2,692,105	—	2,692,105
Investment Companies	8,355,914	—	—	8,355,914
Mortgage-Backed Securities	—	100,599,956	—	100,599,956
Short-Term Investments
Investment Companies	2,709,843	—	—	2,709,843
U.S. Treasury Obligations	—	115,243,371	—	115,243,371

Total Assets	$11,065,757	$514,519,827	$3,203	$525,588,787

Total	$11,065,757	$514,519,827	$3,203	$525,588,787

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$166,293,049
Long-term U.S. government debt securities	310,780,783

$477,073,832

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$173,843,678
Long-term U.S. government debt securities	296,071,465

$469,915,143

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,582,457
Aggregate gross unrealized depreciation	(38,318,070)

Net unrealized depreciation	$(34,735,613)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$560,324,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $9,785,319)	$8,355,914
Unaffiliated Issuers (Cost $549,850,626)	517,232,873
Cash	1,074,706
Foreign cash (Cost $5)	5
Dividends, interest and other receivables	3,866,657
Receivable for Portfolio shares sold	30,525
Securities lending income receivable	1,978
Other assets	2,403

Total assets	530,565,061

LIABILITIES
Payable for return of collateral on securities loaned	2,709,843
Payable for securities purchased	500,000
Payable for Portfolio shares repurchased	326,995
Investment management fees payable	223,557
Administrative fees payable	40,984
Distribution fees payable – Class IB	15,300
Trustees’ fees payable	334
Accrued expenses	130,029

Total liabilities	3,947,042

Commitments and contingent liabilities^
NET ASSETS	$526,618,019

Net assets were comprised of:
Paid in capital	$627,826,951
Total distributable earnings (loss)	(101,208,932)

Net assets	$526,618,019

Class IB
Net asset value, offering and redemption price per share, $71,793,417 / 8,505,995 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.44

Class K
Net asset value, offering and redemption price per share, $454,824,602 / 53,857,538 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.44

^	See Note 2 in Notes to the Financial Statements.
(x)	Includes value of securities on loan of $2,652,500.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$27,703,907
Dividends ($423,518 of dividend income received from affiliates)	676,220
Securities lending (net)	54,317

Total income	28,434,444

EXPENSES
Investment management fees	3,227,706
Administrative fees	493,570
Distribution fees – Class IB	174,365
Professional fees	93,131
Printing and mailing expenses	53,876
Custodian fees	38,200
Trustees’ fees	17,815
Miscellaneous	77,542

Gross expenses	4,176,205
Less: Waiver from investment manager	(505,305)
Voluntarywaiver from investment manager	(56,551)

Net expenses	3,614,349

NET INVESTMENT INCOME (LOSS)	24,820,095

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(7,645,472)
Net change in unrealized appreciation (depreciation) on investments in securities ($(178,881) of change in unrealized appreciation (depreciation) from affiliates)	(774,299)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,419,771)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,400,324

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$24,820,095	$22,548,897
Net realized gain (loss)	(7,645,472)	(35,946,490)
Net change in unrealized appreciation (depreciation)	(774,299)	47,124,100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,400,324	33,726,507

Distributions to shareholders:
Class IB	(3,297,277)	(2,759,389)
Class K	(21,998,177)	(20,423,069)

Total distributions to shareholders	(25,295,454)	(23,182,458)

Tax return of capital:
Class IB	(5,368)	—
Class K	(35,817)	—

Total tax return of capital	(41,185)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,910,611 and 2,181,323 shares, respectively ]	16,694,208	18,712,881
Capital shares issued in reinvestment of dividends [ 388,389 and 323,498 shares, respectively ]	3,302,645	2,759,389
Capital shares repurchased [ (1,563,155) and (1,714,186) shares, respectively ]	(13,623,223)	(14,582,296)

Total Class IB transactions	6,373,630	6,889,974

Class K
Capital shares sold [ 4,454,301 and 4,626,473 shares, respectively ]	38,722,997	40,034,937
Capital shares issued in reinvestment of dividends [ 2,590,081 and 2,393,461 shares, respectively ]	22,033,994	20,423,069
Capital shares repurchased [ (7,602,869) and (7,068,780) shares, respectively ]	(66,583,627)	(60,623,410)

Total Class K transactions	(5,826,636)	(165,404)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	546,994	6,724,570

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,389,321)	17,268,619
NET ASSETS:
Beginning of year	535,007,340	517,738,721

End of year	$526,618,019	$535,007,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023	2022	2021		2020
Net asset value, beginning of year	$8.60		$8.42	$10.06	$10.31		$10.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.38		0.35	0.25	0.18		0.23
Net realized and unrealized gain (loss)	(0.13)		0.20	(1.60)	(0.22)		0.20

Total from investment operations	0.25		0.55	(1.35)	(0.04)		0.43

Less distributions:
Dividends from net investment income	(0.41)		(0.37)	(0.28)	(0.20)		(0.22)
Distributions from net realized gains	—		—	(0.01)	(0.01)		(0.03)
Return of capital	—	#	—	—	—		—

Total dividends and distributions	(0.41)		(0.37)	(0.29)	(0.21)		(0.25)

Net asset value, end of year	$8.44		$8.60	$8.42	$10.06		$10.31

Total return	2.82%		6.60%	(13.46)%	(0.36)%		4.26%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$71,793		$66,822	$58,792	$64,627		$57,987
Ratio of expenses to average net assets:
After waivers (f)	0.89	%(i)	0.89%	0.89%	0.92	%(j)	0.94	%(k)
Before waivers (f)	0.99%		0.99%	0.99%	0.98%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.40%		4.05%	2.74%	1.78%		2.25%
Before waivers (f)	4.29%		3.94%	2.64%	1.72%		2.20%
Portfolio turnover rate^	89%		129%	116%	156%		122%

	Year Ended December 31,
Class K	2024		2023	2022	2021		2020
Net asset value, beginning of year	$8.60		$8.43	$10.06	$10.32		$10.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.41		0.37	0.27	0.21		0.26
Net realized and unrealized gain (loss)	(0.14)		0.19	(1.59)	(0.23)		0.21

Total from investment operations	0.27		0.56	(1.32)	(0.02)		0.47

Less distributions:
Dividends from net investment income	(0.43)		(0.39)	(0.30)	(0.23)		(0.25)
Distributions fromnet realized gains	—		—	(0.01)	(0.01)		(0.03)
Return of capital	—	#	—	—	—		—

Total dividends and distributions	(0.43)		(0.39)	(0.31)	(0.24)		(0.28)

Net asset value, end of year	$8.44		$8.60	$8.43	$10.06		$10.32

Total return	3.06%		6.73%	(13.14)%	(0.23)%		4.61%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$454,825		$468,186	$458,947	$577,963		$548,662
Ratio of expenses to average net assets:
After waivers (f)	0.64	%(i)	0.64%	0.64%	0.67	%(j)	0.69	%(k)
Before waivers (f)	0.74%		0.74%	0.74%	0.73%		0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.65%		4.30%	2.97%	2.04%		2.50%
Before waivers (f)	4.54%		4.19%	2.87%	1.97%		2.44%
Portfolio turnover rate^	89%		129%	116%	156%		122%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.01%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB and 0.69% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB and 0.70% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.0%)
Entertainment (1.4%)
Warner Music Group Corp., Class A	208,932	$6,476,892

Media (2.6%)
Comcast Corp., Class A	318,422	11,950,378

Total Communication Services		18,427,270

Consumer Staples (13.4%)
Beverages (4.5%)
Coca-Cola Europacific Partners plc	152,174	11,688,485
Molson Coors Beverage Co., Class B	155,596	8,918,763

		20,607,248

Food Products (3.4%)
Kraft Heinz Co. (The)	288,253	8,852,249
Tyson Foods, Inc., Class A	120,325	6,911,468

		15,763,717

Household Products (2.1%)
Procter & Gamble Co. (The)	56,182	9,418,912

Tobacco (3.4%)
Philip Morris International, Inc.	130,685	15,727,940

Total Consumer Staples		61,517,817

Energy (8.1%)
Oil, Gas & Consumable Fuels (8.1%)
Enbridge, Inc.	353,994	15,019,966
Hess Corp.	93,036	12,374,718
Phillips 66	85,610	9,753,547

Total Energy		37,148,231

Financials (18.1%)
Banks (8.1%)
Bank of Nova Scotia (The) (x)	163,389	8,777,257
JPMorgan Chase & Co.	69,670	16,700,596
Wells Fargo & Co.	166,997	11,729,869

		37,207,722

Capital Markets (2.4%)
Northern Trust Corp.	106,755	10,942,388

Financial Services (3.0%)
Fidelity National Information Services, Inc.	172,138	13,903,586

Insurance (4.6%)
Allstate Corp. (The)	37,480	7,225,769
Chubb Ltd.	50,620	13,986,306

		21,212,075

Total Financials		83,265,771

Health Care (18.6%)
Health Care Equipment & Supplies (5.5%)
Medtronic plc	169,642	13,551,003
Smith & Nephew plc (ADR) (x)	469,613	11,543,088

		25,094,091

Health Care Providers & Services (7.0%)
CVS Health Corp.	236,556	10,618,999
Humana, Inc.	43,311	10,988,434
UnitedHealth Group, Inc.	21,434	10,842,603

		32,450,036

Pharmaceuticals (6.1%)
Merck & Co., Inc.	149,540	14,876,239
Sanofi SA (ADR)	277,039	13,361,591

		28,237,830

Total Health Care		85,781,957

Industrials (7.1%)
Aerospace & Defense (4.4%)
General Dynamics Corp.	47,581	12,537,118
L3Harris Technologies, Inc.	35,284	7,419,519

		19,956,637

Building Products (2.1%)
Johnson Controls International plc	123,852	9,775,639

Machinery (0.6%)
Fortive Corp.	37,760	2,832,000

Total Industrials		32,564,276

Information Technology (3.5%)
Semiconductors & Semiconductor Equipment (1.9%)
Microchip Technology, Inc.	79,679	4,569,590
Skyworks Solutions, Inc.	46,107	4,088,769

		8,658,359

Software (1.6%)
Oracle Corp.	43,568	7,260,172

Total Information Technology		15,918,531

Materials (7.4%)
Chemicals (7.4%)
Air Products and Chemicals, Inc.	60,936	17,673,878
DuPont de Nemours, Inc.	134,780	10,276,975
International Flavors & Fragrances, Inc.	72,515	6,131,143

Total Materials		34,081,996

Real Estate (8.4%)
Industrial REITs (2.7%)
Prologis, Inc. (REIT)	119,231	12,602,717

Residential REITs (2.9%)
Mid-America Apartment Communities, Inc. (REIT)	84,736	13,097,643

Specialized REITs (2.8%)
Public Storage (REIT)	43,137	12,916,943

Total Real Estate		38,617,303

Utilities (8.4%)
Electric Utilities (8.4%)
Entergy Corp.	190,706	14,459,329
Pinnacle West Capital Corp.	136,295	11,553,727
Xcel Energy, Inc.	186,956	12,623,269

Total Utilities		38,636,325

Total Common Stocks (97.0%) (Cost $370,146,092)		445,959,477

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
MASTER LIMITED PARTNERSHIP:
Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Plains GP Holdings LP, Class A (Cost $5,851,781)	503,422	$9,252,896

SHORT-TERM INVESTMENTS:
Investment Companies (3.7%)
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	10,124,778	10,124,778
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.43% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		17,124,778

Total Short-Term Investments (3.7%) (Cost $17,124,778)		17,124,778

Total Investments in Securities (102.7%) (Cost $393,122,651)		472,337,151
Other Assets Less Liabilities (-2.7%)		(12,400,699)

Net Assets (100%)		$459,936,452

(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $16,696,750. This was collateralized by cash of $17,124,778 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$18,427,270	$—	$—	$18,427,270
Consumer Staples	61,517,817	—	—	61,517,817
Energy	37,148,231	—	—	37,148,231
Financials	83,265,771	—	—	83,265,771
Health Care	85,781,957	—	—	85,781,957
Industrials	32,564,276	—	—	32,564,276
Information Technology	15,918,531	—	—	15,918,531
Materials	34,081,996	—	—	34,081,996
Real Estate	38,617,303	—	—	38,617,303
Utilities	38,636,325	—	—	38,636,325
Master Limited Partnerships
Energy	9,252,896	—	—	9,252,896
Short-Term Investments
Investment Companies	17,124,778	—	—	17,124,778

Total Assets	$472,337,151	$—	$—	$472,337,151

Total Liabilities	$—	$—	$—	$—

Total	$472,337,151	$—	$—	$472,337,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$124,037,265
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$197,459,690

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,983,392
Aggregate gross unrealized depreciation	(28,982,848)

Net unrealized appreciation	$79,000,544

Federal income tax cost of investments in securities and derivative instruments, if applicable	$393,336,607

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $393,122,651)	$472,337,151
Cash	5,790,152
Dividends, interest and other receivables	705,714
Receivable for Portfolio shares sold	89,199
Securities lending income receivable	18,942
Other assets	2,134

Total assets	478,943,292

LIABILITIES
Payable for return of collateral on securities loaned	17,124,778
Payable for securities purchased	1,302,148
Investment management fees payable	224,855
Payable for Portfolio shares repurchased	201,735
Distribution fees payable – Class IB	44,255
Administrative fees payable	36,441
Accrued expenses	72,628

Total liabilities	19,006,840

Commitments and contingent liabilities^
NET ASSETS	$459,936,452

Net assets were comprised of:
Paid in capital	$373,206,220
Total distributable earnings (loss)	86,730,232

Net assets	$459,936,452

Class IB
Net asset value, offering and redemption price per share, $203,475,256 / 42,263,251 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.81

Class K
Net asset value, offering and redemption price per share, $256,461,196 / 53,767,387 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.77

(x)	Includes value of securities on loan of $16,696,750.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $304,998 foreign withholding tax)	$13,451,423
Interest	199,930
Securities lending (net)	225,410

Total income	13,876,763

EXPENSES
Investment management fees	3,636,458
Distribution fees – Class IB (a)	486,482
Administrative fees	444,845
Professional fees	66,799
Custodian fees	58,300
Printing and mailing expenses	51,305
Distribution fees – Class IA (a)	33,678
Trustees’ fees	16,162
Miscellaneous	11,906

Gross expenses	4,805,935
Less: Waiver from investment manager	(891,803)

Net expenses	3,914,132

NET INVESTMENT INCOME (LOSS)	9,962,631

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	40,040,110
Net change in unrealized appreciation (depreciation) on investments in securities	(3,099,653)

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,940,457

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,903,088

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,962,631	$9,572,751
Net realized gain (loss)	40,040,110	28,360,461
Net change in unrealized appreciation (depreciation)	(3,099,653)	(12,455,091)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	46,903,088	25,478,121

Distributions to shareholders:
Class IA	—	(2,339,101)
Class IB	(20,375,519)	(13,931,620)
Class K	(26,628,975)	(24,434,598)

Total distributions to shareholders	(47,004,494)	(40,705,319)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 62,250 and 474,603 shares, respectively ]	307,859	2,328,717
Capital shares issued in reinvestment of dividends and distributions [ 0 and 493,210 shares, respectively ]	—	2,339,101
Capital shares repurchased in connection with share class combination (Note 1) [ (5,526,585) and 0 shares, respectively ]	(28,023,355)	—
Capital shares repurchased [ (532,942) and (1,263,919) shares, respectively ]	(2,635,779)	(6,119,418)

Total Class IA transactions	(30,351,275)	(1,451,600)

Class IB
Capital shares sold [ 1,573,501 and 1,995,031 shares, respectively ]	8,161,791	9,777,343
Capital shares issued in connection with share class combination (Note 1) [ 5,473,845 and 0 shares, respectively ]	28,023,355	—
Capital shares issued in reinvestment of dividends and distributions [ 4,062,451 and 2,909,719 shares, respectively ]	20,375,519	13,931,620
Capital shares repurchased [ (4,579,707) and (4,896,736) shares, respectively ]	(23,846,028)	(23,947,689)

Total Class IB transactions	32,714,637	(238,726)

Class K
Capital shares sold [ 160,384 and 690,623 shares, respectively ]	821,319	3,312,409
Capital shares issued in reinvestment of dividends and distributions [ 5,358,099 and 5,145,003 shares, respectively ]	26,628,975	24,434,598
Capital shares repurchased [ (12,669,069) and (7,951,250) shares, respectively ]	(64,710,270)	(38,647,178)

Total Class K transactions	(37,259,976)	(10,900,171)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(34,896,614)	(12,590,497)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,998,020)	(27,817,695)
NET ASSETS:
Beginning of year	494,934,472	522,752,167

End of year	$459,936,452	$494,934,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$4.85	$5.00	$5.22	$4.19	$4.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.09	0.08	0.07	0.07
Net realized and unrealized gain (loss)	0.39	0.17	0.09	1.04	(0.27)

Total from investment operations	0.49	0.26	0.17	1.11	(0.20)

Less distributions:
Dividends from net investment income	(0.11)	(0.10)	(0.10)	(0.08)	(0.08)
Distributions from net realized gains	(0.42)	(0.31)	(0.29)	—	(0.01)
Return of capital	—	—	—	—	— #

Total dividends and distributions	(0.53)	(0.41)	(0.39)	(0.08)	(0.09)

Net asset value, end of year	$4.81	$4.85	$5.00	$5.22	$4.19

Total return	9.67%	5.49%	3.09%	26.40%	(4.52)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$203,475	$173,263	$178,719	$179,232	$151,452
Ratio of expenses to average net assets:
After waivers (f)	0.95%	0.95%	0.95%	0.95%	0.95%
Before waivers (f)	1.13%	1.13%	1.13%	1.12%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.90%	1.81%	1.62%	1.41%	1.93%
Before waivers (f)	1.72%	1.63%	1.45%	1.24%	1.74%
Portfolio turnover rate^	26%	26%	20%	28%	39%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$4.81	$4.96	$5.18	$4.16	$4.45
Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.10	0.09	0.08	0.08
Net realized and unrealized gain (loss)	0.39	0.18	0.09	1.03	(0.27)

Total from investment operations	0.50	0.28	0.18	1.11	(0.19)

Less distributions:
Dividends from net investment income	(0.12)	(0.12)	(0.11)	(0.09)	(0.09)
Distributions from net realized gains	(0.42)	(0.31)	(0.29)	—	(0.01)
Return of capital	—	—	—	—	— #

Total dividends and distributions	(0.54)	(0.43)	(0.40)	(0.09)	(0.10)

Net asset value, end of year	$4.77	$4.81	$4.96	$5.18	$4.16

Total return	10.04%	5.78%	3.36%	26.62%	(4.33)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$256,461	$292,870	$312,826	$376,351	$346,259
Ratio of expenses to average net assets:
After waivers (f)	0.70%	0.70%	0.70%	0.70%	0.70%
Before waivers (f)	0.88%	0.88%	0.88%	0.87%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.16%	2.06%	1.85%	1.65%	2.17%
Before waivers (f)	1.98%	1.87%	1.67%	1.48%	1.99%
Portfolio turnover rate^	26%	26%	20%	28%	39%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (18.6%)
Diversified Telecommunication Services (3.2%)
Altaba, Inc. (x)*	102,200	$145,635
Frontier Communications Parent, Inc.*	28,500	988,950
Koninklijke KPN NV	90,000	327,691
Liberty Global Ltd., Class A*	60,000	765,600
Liberty Global Ltd., Class C*	20,000	262,800
Sunrise Communications AG (ADR), Class A*	17,000	732,360
Telesat Corp.*	130,000	2,137,200

		5,360,236

Entertainment (4.5%)
Atlanta Braves Holdings, Inc., Class A*	91,000	3,712,800
Endeavor Group Holdings, Inc., Class A (x)	40,000	1,251,600
Madison Square Garden Sports Corp.*	11,500	2,595,320

		7,559,720

Media (5.6%)
Beasley Broadcast Group, Inc., Class A (x)*	12,000	111,360
Clear Channel Outdoor Holdings, Inc.*	600,000	822,000
DallasNews Corp. (x)	36,000	267,480
EchoStar Corp., Class A (x)*	20,500	469,450
EW Scripps Co. (The), Class A*	81,000	179,010
Fox Corp., Class B	88,000	4,025,120
Lee Enterprises, Inc. (x)*	60,000	886,800
TEGNA, Inc.	141,500	2,588,035

		9,349,255

Wireless Telecommunication Services (5.3%)
Millicom International Cellular SA*	93,000	2,325,930
Orange Belgium SA*	30,000	461,161
Telephone and Data Systems, Inc.	36,000	1,227,960
United States Cellular Corp.*	76,500	4,798,080

		8,813,131

Total Communication Services		31,082,342

Consumer Discretionary (7.2%)
Broadline Retail (0.2%)
Macy’s, Inc.	9,000	152,370
Nordstrom, Inc.	10,100	243,915

		396,285

Distributors (0.1%)
Bapcor Ltd.	50,000	146,072

Hotels, Restaurants & Leisure (0.2%)
Despegar.com Corp.*	2,500	48,125
Empire Resorts, Inc. (r)*	13,500	—
Entain plc	15,000	129,046
Everi Holdings, Inc.*	500	6,755
Playtech plc*	6,000	53,706
Target Hospitality Corp.*	3,000	28,995

		266,627

Household Durables (3.9%)
iRobot Corp. (x)*	17,500	135,625
Lennar Corp., Class B	25,000	3,303,750
Nobility Homes, Inc.	16,500	544,500
Sony Group Corp. (ADR)	95,000	2,010,200
VOXX International Corp., Class A (x)*	60,000	442,800

		6,436,875

Leisure Products (2.3%)
Revelyst, Inc.*	200,000	3,846,000

Specialty Retail (0.3%)
Advance Auto Parts, Inc.	3,000	141,870
Sportsman’s Warehouse Holdings, Inc.*	155,000	413,850
Yamada Holdings Co. Ltd.	12,400	35,610

		591,330

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	18,500	389,610

Total Consumer Discretionary		12,072,799

Consumer Staples (0.7%)
Consumer Staples Distribution & Retail (0.5%)
Albertsons Cos., Inc., Class A	42,000	824,880
GrainCorp Ltd., Class A	6,000	27,259

		852,139

Food Products (0.2%)
Kellanova	3,500	283,395

Total Consumer Staples		1,135,534

Energy (1.6%)
Energy Equipment & Services (0.9%)
ChampionX Corp.	36,000	978,840
DMC Global, Inc.*	6,000	44,100
Profire Energy, Inc.*	200,000	508,000

		1,530,940

Oil, Gas & Consumable Fuels (0.7%)
Alvopetro Energy Ltd. (x)	88,200	315,383
Exxon Mobil Corp.	300	32,271
Gulf Coast Ultra Deep Royalty Trust*	550,000	15,235
Hess Corp.	6,000	798,060

		1,160,949

Total Energy		2,691,889

Financials (3.8%)
Banks (2.3%)
Cadence Bank	14,000	482,300
First Horizon Corp.	65,200	1,313,128
Flushing Financial Corp.	100,000	1,428,000
Horizon Bancorp, Inc.	13,000	209,430
SouthState Corp.	1,200	119,376
Synovus Financial Corp.	4,000	204,920
Village Bank and Trust Financial Corp.	1,000	78,050

		3,835,204

Capital Markets (0.0%)†
BKF Capital Group, Inc. (r)*	2,434	36,418

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Consumer Finance (0.0%)†
Moneylion, Inc.*	1,000	$86,010

Financial Services (0.0%)†
CNFinance Holdings Ltd. (ADR)*	1,765	1,677

Insurance (1.5%)
AIX, Inc. (ADR)*	7,000	7,700
Enstar Group Ltd.*	7,500	2,415,375

		2,423,075

Total Financials		6,382,384

Health Care (4.7%)
Biotechnology (0.4%)
Avid Bioservices, Inc.*	22,000	271,700
GRAIL, Inc. (x)*	400	7,140
Grifols SA (ADR)*	24,000	178,560
Poseida Therapeutics, Inc., Class A*	20,000	192,000

		649,400

Health Care Equipment & Supplies (2.8%)
Bioventus, Inc., Class A*	2,000	21,000
Globus Medical, Inc., Class A*	12,500	1,033,875
ICU Medical, Inc.*	500	77,585
Innocoll Holdings Ltd. (r)*	125,000	—
QuidelOrtho Corp.*	6,200	276,210
Surmodics, Inc.*	81,700	3,235,320

		4,643,990

Health Care Providers & Services (1.2%)
Amedisys, Inc.*	21,200	1,924,748
Cross Country Healthcare, Inc.*	6,000	108,960

		2,033,708

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.*	200	26,726

Pharmaceuticals (0.3%)
Revance Therapeutics, Inc.*	7,000	21,280
Viatris, Inc.	40,000	498,000

		519,280

Total Health Care		7,873,104

Industrials (5.6%)
Aerospace & Defense (2.1%)
Heroux-Devtek, Inc.*	75,000	1,658,145
Hexcel Corp.	13,000	815,100
Spirit AeroSystems Holdings, Inc., Class A*	30,000	1,022,400

		3,495,645

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	10,000	219,800

Machinery (2.3%)
Barnes Group, Inc.	6,000	283,560
CFT SpA (r)*	25,000	107,210
Crane Co.	1,500	227,625
Desktop Metal, Inc., Class A*	23,772	55,627
Manitex International, Inc.*	6,000	34,800
Mueller Industries, Inc.	16,000	1,269,760
Mueller Water Products, Inc., Class A	10,000	225,000
Park-Ohio Holdings Corp.	12,000	315,240
Stratasys Ltd.*	45,000	400,050
Valmet OYJ (x)	13,800	333,661
Velan, Inc.*	63,300	475,592

		3,728,125

Professional Services (0.0%)†
Ework Group AB	1,441	18,653

Trading Companies & Distributors (1.1%)
Herc Holdings, Inc.	2,400	454,392
McGrath RentCorp	12,200	1,364,204

		1,818,596

Total Industrials		9,280,819

Information Technology (6.7%)
Communications Equipment (1.3%)
Digi International, Inc.*	500	15,115
Juniper Networks, Inc.	56,000	2,097,200

		2,112,315

Electronic Equipment, Instruments & Components (0.6%)
CTS Corp.	2,000	105,460
Rogers Corp.*	8,500	863,685
Softchoice Corp.	4,000	67,453

		1,036,598

Semiconductors & Semiconductor Equipment (0.1%)
Silicon Motion Technology Corp. (ADR)	1,400	75,670
Tower Semiconductor Ltd.*	1,000	51,510

		127,180

Software (4.7%)
Altair Engineering, Inc., Class A*	6,400	698,304
Esker SA	200	54,030
Gen Digital, Inc.	25,000	684,500
HashiCorp, Inc., Class A*	102,000	3,489,420
Pinewood Technologies Group plc	44,500	199,997
SecureWorks Corp., Class A (x)*	40,000	338,400
Smartsheet, Inc., Class A*	30,000	1,680,900
Zuora, Inc., Class A*	70,000	694,400

		7,839,951

Total Information Technology		11,116,044

Materials (7.3%)
Chemicals (1.1%)
Arcadium Lithium plc*	195,000	1,000,350
Covestro AG*	5,800	348,460
Mativ Holdings, Inc.	42,000	457,800

		1,806,610

Construction Materials (4.2%)
Summit Materials, Inc., Class A*	47,000	2,378,200
Vulcan Materials Co.	17,800	4,578,694

		6,956,894

Containers & Packaging (0.9%)
Myers Industries, Inc.	51,000	563,040
Pactiv Evergreen, Inc.	55,000	960,850

		1,523,890

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Metals & Mining (1.1%)
Kinross Gold Corp.	5,960	$55,352
Newmont Corp.	13,000	483,860
O3 Mining, Inc.*	50,000	57,393
Pan American Silver Corp.	25,000	505,757
Sierra Metals, Inc.*	80,000	45,440
United States Steel Corp.	12,000	407,880
Universal Stainless & Alloy Products, Inc.*	6,000	264,180

		1,819,862

Total Materials		12,107,256

Real Estate (0.5%)
Hotel & Resort REITs (0.5%)
Ryman Hospitality Properties, Inc. (REIT)	7,500	782,550

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B	7,500	4,550

Retail REITs (0.0%)†
Retail Opportunity Investments Corp. (REIT)	6,000	104,160

Total Real Estate		891,260

Utilities (11.0%)
Electric Utilities (4.2%)
ALLETE, Inc.	27,000	1,749,600
Evergy, Inc.	17,500	1,077,125
Portland General Electric Co.	10,000	436,200
TXNM Energy, Inc.	76,000	3,736,920

		6,999,845

Gas Utilities (5.0%)
National Fuel Gas Co.	62,000	3,762,160
Southwest Gas Holdings, Inc.	64,500	4,560,795

		8,322,955

Independent Power and Renewable Electricity Producers (0.1%)
Alerion Cleanpower SpA (x)	8,000	132,590
Neoen SA (m)	1,000	41,144

		173,734

Multi-Utilities (1.1%)
Avista Corp.	52,000	1,904,760

Water Utilities (0.6%)
Severn Trent plc	32,000	1,004,725

Total Utilities		18,406,019

Total Common Stocks (67.7%) (Cost $105,244,152)		113,039,450

	Number of Rights	Value (Note 1)

RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR*	15,000	3,000

Total Consumer Staples		3,000

Health Care (0.1%)
Biotechnology (0.1%)
Adamas Pharmaceuticals, Inc., CVR *	108,000	1,350
Akouos, Inc., CVR (x)*	141,148	70,574
Albireo Pharma, Inc., CVR*	3,000	6,750
Ambit Biosciences Corp., CVR (r)*	20,000	—
Chinook Therapeutics, Inc., CVR*	125,000	62,500
Decibel Therapeutics, Inc., CVR (r)*	3,000	642
Epizyme, Inc., CVR*	10,000	200
Fusion Pharmaceuticals, Inc., CVR (r)*	6,000	2,475
Gracell Biotechnologies, Inc., CVR*	100,000	4,000
Icosavax, Inc., CVR*	30,000	9,000
Mirati Therapeutics, Inc., CVR (r)*	70,000	26,250
Radius Health, Inc., CVR*	2,000	200
Sigilon Therapeutics, Inc., CVR (r)*	500	2,831

		186,772

Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	21,000	36,750

Pharmaceuticals (0.0%)†
Alimera Sciences, Inc., CVR (r)(x)*	100,000	3,000
CinCor Pharma, Inc., CVR*	4,000	12,000
Landos Biopharma, Inc., CVR (r)*	4,000	7,530
Ocera Therapeutics, Inc., CVR (r)*	16,000	1,000
Opiant Pharmaceuticals, Inc., CVR*	10,000	5,000

		28,530

Total Health Care		252,052

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)*	12,500	9,890

Total Industrials		9,890

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	100

Total Information Technology		100

Materials (0.1%)
Metals & Mining (0.0%)†
Kinross Gold Corp., expiring 2/25/32*	14,000	2,170

Paper & Forest Products (0.1%)
Resolute Forest Products, Inc., CVR*	45,000	90,000

Total Materials		92,170

Total Rights (0.2%) (Cost $300,258)		357,212

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Companies (31.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	100,000	100,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)

Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	1,873,545	$1,873,545
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	49,712,227	49,732,111

Total Investment Companies		51,805,656

Total Short-Term Investments (31.1%) (Cost $51,789,274)		51,805,656

Total Investments in Securities (99.0%) (Cost $157,333,684)		165,202,318
Other Assets Less Liabilities (1.0%)		1,710,632

Net Assets (100%)		$166,912,950

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $41,144 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $2,715,760. This was collateralized by $951,199 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/30/25 - 8/15/54 and by cash of $2,073,545 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$30,147,855	$934,487	$—		$31,082,342
Consumer Discretionary	11,163,865	908,934	—	(a)	12,072,799
Consumer Staples	1,108,275	27,259	—		1,135,534
Energy	2,691,889	—	—		2,691,889
Financials	6,345,966	—	36,418		6,382,384
Health Care	7,873,104	—	—	(a)	7,873,104
Industrials	8,821,295	352,314	107,210		9,280,819
Information Technology	10,862,017	254,027	—		11,116,044
Materials	11,758,796	348,460	—		12,107,256
Real Estate	886,710	4,550	—		891,260
Utilities	17,227,560	1,178,459	—		18,406,019
Rights
Consumer Staples	—	3,000	—		3,000
Health Care	—	208,324	43,728		252,052
Industrials	—	—	9,890		9,890
Information Technology	—	100	—		100
Materials	2,170	90,000	—		92,170
Short-Term Investments
Investment Companies	51,805,656	—	—		51,805,656

Total Assets	$160,695,158	$4,309,914	$197,246		$165,202,318

Total Liabilities	$—	$—	$—		$—

Total	$160,695,158	$4,309,914	$197,246		$165,202,318

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$194,670,782
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$204,387,862

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,088,576
Aggregate gross unrealized depreciation	(13,775,133)

Net unrealized appreciation	$7,313,443

Federal income tax cost of investments in securities and derivative instruments, if applicable	$157,888,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $157,333,684)	$165,202,318
Cash	7,505,057
Foreign cash (Cost $18,504)	17,948
Dividends, interest and other receivables	398,517
Receivable for securities sold	105,455
Receivable for Portfolio shares sold	25,483
Securities lending income receivable	10,562
Other assets	739

Total assets	173,266,079

LIABILITIES
Payable for securities purchased	3,916,195
Payable for return of collateral on securities loaned	2,073,545
Payable for Portfolio shares repurchased	156,835
Investment management fees payable	110,052
Distribution fees payable – Class IB	30,271
Administrative fees payable	12,984
Trustees’ fees payable	365
Accrued expenses	52,882

Total liabilities	6,353,129

Commitments and contingent liabilities^
NET ASSETS	$166,912,950

Net assets were comprised of:
Paid in capital	$158,468,704
Total distributable earnings (loss)	8,444,246

Net assets	$166,912,950

Class IB
Net asset value, offering and redemption price per share, $141,536,455 / 11,405,845 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.41

Class K
Net asset value, offering and redemption price per share, $25,376,495 / 2,003,509 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.67

(x)	Includes value of securities on loan of $2,715,760.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $13,231 foreign withholding tax)	$4,253,477
Interest	430,593
Securities lending (net)	74,887

Total income	4,758,957

EXPENSES
Investment management fees	1,503,503
Distribution fees – Class IB (a)	343,074
Administrative fees	153,262
Professional fees	58,304
Custodian fees	52,199
Printing and mailing expenses	30,899
Distribution fees – Class IA (a)	9,434
Trustees’ fees	5,556
Miscellaneous	14,807

Gross expenses	2,171,038
Less: Waiver from investment manager	(147,844)

Net expenses	2,023,194

NET INVESTMENT INCOME (LOSS)	2,735,763

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	6,722,513
Foreign currency transactions	(13,867)

Net realized gain (loss)	6,708,646

Change in unrealized appreciation (depreciation) on:
Investments in securities	5,126,560
Foreign currency translations	(3,427)

Net change in unrealized appreciation (depreciation)	5,123,133

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,831,779

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,567,542

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,735,763	$3,045,997
Net realized gain (loss)	6,708,646	6,501,406
Net change in unrealized appreciation (depreciation)	5,123,133	5,767,963

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,567,542	15,315,366

Distributions to shareholders:
Class IA	—	(384,537)
Class IB	(8,693,917)	(6,258,912)
Class K	(1,594,814)	(1,261,854)

Total distributions to shareholders	(10,288,731)	(7,905,303)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 21,275 and 36,209 shares, respectively ]	260,910	437,351
Capital shares issued in reinvestment of dividends and distributions [ 0 and 31,740 shares, respectively ]	—	384,537
Capital shares repurchased in connection with share class combination (Note 1) [ (630,862) and 0 shares, respectively ]	(7,791,071)	—
Capital shares repurchased [ (65,257) and (118,645) shares, respectively ]	(799,006)	(1,428,139)

Total Class IA transactions	(8,329,167)	(606,251)

Class IB
Capital shares sold [ 689,428 and 568,367 shares, respectively ]	8,619,018	6,778,418
Capital shares issued in connection with share class combination (Note 1) [ 635,001 and 0 shares, respectively ]	7,791,071	—
Capital shares issued in reinvestment of dividends and distributions [ 690,343 and 519,993 shares, respectively ]	8,693,917	6,258,912
Capital shares repurchased [ (1,650,035) and (1,987,117) shares, respectively ]	(20,652,970)	(23,803,279)

Total Class IB transactions	4,451,036	(10,765,949)

Class K
Capital shares sold [ 80,881 and 138,234 shares, respectively ]	1,023,411	1,712,214
Capital shares issued in reinvestment of dividends and distributions [ 124,071 and 102,861 shares, respectively ]	1,594,814	1,261,854
Capital shares repurchased [ (313,671) and (233,209) shares, respectively ]	(4,047,006)	(2,849,177)

Total Class K transactions	(1,428,781)	124,891

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,306,912)	(11,247,309)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,028,101)	(3,837,246)

NET ASSETS:
Beginning of year	167,941,051	171,778,297

End of year	$166,912,950	$167,941,051

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022	2021		2020
Net asset value, beginning of year	$12.11		$11.60		$12.78	$11.88		$12.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.21		0.01	0.06	(2)(3)	(0.01	)(1)
Net realized and unrealized gain (loss)	0.90		0.89		(0.78)	1.29		(0.15)

Total from investment operations	1.10		1.10		(0.77)	1.35		(0.16)

Less distributions:
Dividends from net investment income	(0.24)		(0.23)		(0.04)	(0.09)		(0.02)
Distributions from net realized gains	(0.56)		(0.36)		(0.37)	(0.36)		—

Total dividends and distributions	(0.80)		(0.59)		(0.41)	(0.45)		(0.02)

Net asset value, end of year	$12.41		$12.11		$11.60	$12.78		$11.88

Total return	9.02	%(dd)	9.53	%(aa)	(5.97)%	11.34%		(1.33)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$141,536		$133,656		$138,464	$166,650		$162,540
Ratio of expenses to average net assets:
After waivers (f)	1.25%		1.25%		1.25%	1.25%		1.31%
Before waivers (f)	1.34%		1.33%		1.33%	1.31%		1.32%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.59%		1.77%		0.11%	0.49	%(cc)(ii)	(0.12	)%(bb)
Before waivers (f)	1.50%		1.69%		0.03%	0.44	%(cc)(ii)	(0.14	)%(bb)
Portfolio turnover rate^	177%		204%		155%	190%		213%

	Year Ended December 31,
Class K	2024		2023		2022	2021		2020
Net asset value, beginning of year	$12.34		$11.81		$13.01	$12.08		$12.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.25		0.05	0.10	(2)(3)	0.01	(1)
Net realized and unrealized gain (loss)	0.92		0.90		(0.81)	1.31		(0.13)

Total from investment operations	1.16		1.15		(0.76)	1.41		(0.12)

Less distributions:
Dividends from net investment income	(0.27)		(0.26)		(0.07)	(0.12)		(0.05)
Distributions from net realized gains	(0.56)		(0.36)		(0.37)	(0.36)		—

Total dividends and distributions	(0.83)		(0.62)		(0.44)	(0.48)		(0.05)

Net asset value, end of year	$12.67		$12.34		$11.81	$13.01		$12.08

Total return	9.35	%(dd)	9.79	%(aa)	(5.78)%	11.65%		(1.00)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$25,376		$26,062		$24,848	$26,209		$25,116
Ratio of expenses to average net assets:
After waivers (f)	1.00%		1.00%		1.00%	1.00%		1.05%
Before waivers (f)	1.09%		1.08%		1.08%	1.06%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.85%		2.04%		0.38%	0.76	%(cc)(ii)	0.10	%(bb)
Before waivers (f)	1.76%		1.96%		0.30%	0.70	%(cc)(ii)	0.08	%(bb)
Portfolio turnover rate^	177%		204%		155%	190%		213%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.05) and $(0.03) for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02 and $0.05 for Class IB and Class K, respectively.
(3)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.04 and $0.08 Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.26% for Class IB and 9.52% for Class K.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.32% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.34% lower.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been 8.75% for Class IB and 9.09% for Class K.
(ii)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.1%)
Diversified Telecommunication Services (0.9%)
Anterix, Inc.*	130,000	$3,987,100
Liberty Global Ltd., Class A*	155,000	1,977,800
Liberty Global Ltd., Class C*	230,000	3,022,200
Liberty Latin America Ltd., Class A*	670,000	4,261,200
Liberty Latin America Ltd., Class C*	13,000	82,420
Shenandoah Telecommunications Co.	225,000	2,837,250
Sunrise Communications AG (ADR), Class A*	75,000	3,231,000
Telesat Corp. (x)*	678,000	11,146,320
Verizon Communications, Inc.	45,000	1,799,550

		32,344,840

Entertainment (4.2%)
Atlanta Braves Holdings, Inc., Class A*	363,000	14,810,400
Atlanta Braves Holdings, Inc., Class C*	255,000	9,756,300
IMAX Corp.*	58,000	1,484,800
Lions Gate Entertainment Corp., Class A (x)*	245,000	2,092,300
Live Nation Entertainment, Inc.*	241,500	31,274,250
Madison Square Garden Entertainment Corp., Class A*	306,500	10,911,400
Madison Square Garden Sports Corp.*	175,500	39,606,840
Marcus Corp. (The)	610,000	13,115,000
Reading International, Inc., Class A (x)*	230,000	303,600
Reading International, Inc., Class B*	30,000	237,000
Sphere Entertainment Co.*	336,000	13,547,520
Take-Two Interactive Software, Inc.*	57,000	10,492,560
TKO Group Holdings, Inc., Class A*	21,500	3,055,365
Warner Bros Discovery, Inc.*	46,500	491,505

		151,178,840

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	20,000	346,600

Media (2.0%)
AMC Networks, Inc., Class A*	120,000	1,188,000
Beasley Broadcast Group, Inc., Class A (x)*‡	32,200	298,816
Clear Channel Outdoor Holdings, Inc.*	3,000,000	4,110,000
Corus Entertainment, Inc., Class B (x)*	190,000	11,896
EchoStar Corp., Class A (x)*	116,000	2,656,400
Entravision Communications Corp., Class A	560,000	1,316,000
EW Scripps Co. (The), Class A (x)*	1,615,000	3,569,150
Gray Television, Inc.	319,300	1,005,795
Gray Television, Inc., Class A (x)	60,000	437,400
Grupo Televisa SAB (ADR)	3,640,000	6,115,200
Interpublic Group of Cos., Inc. (The)	530,000	14,850,600
Lee Enterprises, Inc. (x)*	182,000	2,689,960
Nexstar Media Group, Inc., Class A	34,600	5,465,762
Salem Media Group, Inc., Class A*	152,000	95,760
Sinclair, Inc.	1,085,000	17,511,900
Sirius XM Holdings, Inc. (x)	120,000	2,736,000
TEGNA, Inc.	145,000	2,652,050
Townsquare Media, Inc., Class A	210,000	1,908,900
WideOpenWest, Inc.*	700,000	3,472,000

		72,091,589

Wireless Telecommunication Services (1.0%)
Gogo, Inc. (x)*	330,000	2,669,700
Rogers Communications, Inc., Class B	200,000	6,146,000
Telephone and Data Systems, Inc.	378,000	12,893,580
United States Cellular Corp.*	249,100	15,623,552

		37,332,832

Total Communication Services		293,294,701

Consumer Discretionary (16.3%)
Automobile Components (4.3%)
BorgWarner, Inc.	240,000	7,629,600
Brembo NV	1,000,088	9,420,284
Dana, Inc.	1,230,000	14,218,800
Garrett Motion, Inc.*	1,100,000	9,933,000
Gentex Corp.	190,000	5,458,700
Modine Manufacturing Co.*	712,000	82,542,160
Phinia, Inc.	48,000	2,312,160
Standard Motor Products, Inc.	368,000	11,400,640
Stoneridge, Inc.*	215,200	1,349,304
Strattec Security Corp.*‡	234,000	9,640,800
Superior Industries International, Inc.*	47,000	95,880

		154,001,328

Automobiles (0.1%)
Thor Industries, Inc.	4,000	382,840
Winnebago Industries, Inc.	98,000	4,682,440

		5,065,280

Diversified Consumer Services (0.1%)
Universal Technical Institute, Inc.*	180,000	4,627,800

Hotels, Restaurants & Leisure (3.6%)
Biglari Holdings, Inc., Class A*‡	11,200	14,279,888
Boyd Gaming Corp.	476,000	34,529,040
Canterbury Park Holding Corp.‡	319,000	6,702,190
Cheesecake Factory, Inc. (The) (x)	324,000	15,370,560
Churchill Downs, Inc.	153,000	20,431,620
Cracker Barrel Old Country Store, Inc. (x)	11,500	607,890
Denny’s Corp.*	390,017	2,359,603
Full House Resorts, Inc. (x)*	535,000	2,182,800
Golden Entertainment, Inc.	258,000	8,152,800
Inspired Entertainment, Inc.*	275,000	2,488,750
International Game Technology plc	60,000	1,059,600
Krispy Kreme, Inc.	12,000	119,160
Las Vegas Sands Corp.	67,500	3,466,800
Nathan’s Famous, Inc.‡	208,000	16,350,880
Ollamani SAB*	740,526	1,257,235
Rock Field Co. Ltd. (x)	206,000	1,999,579

		131,358,395

Household Durables (2.4%)
Bassett Furniture Industries, Inc. (x)	397,000	5,490,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Cavco Industries, Inc.*	87,900	$39,223,617
Champion Homes, Inc.*	172,000	15,153,200
Ethan Allen Interiors, Inc.	25,000	702,750
iRobot Corp. (x)*	18,000	139,500
La-Z-Boy, Inc.	136,000	5,925,520
Lennar Corp., Class B	100,000	13,215,000
Lifetime Brands, Inc.	180,000	1,063,800
Nobility Homes, Inc.‡	207,300	6,840,900

		87,754,797

Leisure Products (0.7%)
American Outdoor Brands, Inc.*	252,500	3,848,100
Brunswick Corp.	56,500	3,654,420
Clarus Corp.	275,000	1,240,250
Johnson Outdoors, Inc., Class A	262,500	8,662,500
Marine Products Corp.	253,000	2,320,010
Revelyst, Inc.*	300,000	5,769,000
Universal Entertainment Corp. (x)	55,000	359,337

		25,853,617

Specialty Retail (4.9%)
1-800-Flowers.com, Inc., Class A (x)*	1,000,000	8,170,000
Arko Corp.	58,000	382,220
AutoNation, Inc.*	312,000	52,990,080
Big 5 Sporting Goods Corp.	297,000	531,630
Bowlin Travel Centers, Inc.*	88,000	338,800
Lands’ End, Inc.*	290,000	3,810,600
Monro, Inc. (x)	380,000	9,424,000
O’Reilly Automotive, Inc.*	10,000	11,858,000
Penske Automotive Group, Inc.	415,200	63,293,088
Pets at Home Group plc	223,000	573,981
Sally Beauty Holdings, Inc.*	692,000	7,231,400
Sportsman’s Warehouse Holdings, Inc.*	355,000	947,850
Tractor Supply Co.	250,000	13,265,000
Valvoline, Inc.*	92,000	3,328,560

		176,145,209

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	5,000	105,300
Hanesbrands, Inc.*	89,500	728,530
Movado Group, Inc.	212,000	4,172,160
Wolverine World Wide, Inc.	53,500	1,187,700

		6,193,690

Total Consumer Discretionary		591,000,116

Consumer Staples (4.8%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	5,800	1,739,884
Brown-Forman Corp., Class A	86,000	3,241,340
Crimson Wine Group Ltd.*	390,000	2,476,500
Davide Campari-Milano NV (x)	380,000	2,369,017
Primo Brands Corp.	25,000	769,250

		10,595,991

Consumer Staples Distribution & Retail (1.0%)
Ingles Markets, Inc., Class A‡	465,000	29,964,600
Village Super Market, Inc., Class A	157,500	5,022,675

		34,987,275

Food Products (1.5%)
Calavo Growers, Inc.	170,000	4,335,000
Farmer Bros Co.*	595,000	1,071,000
Flowers Foods, Inc.	60,000	1,239,600
Hain Celestial Group, Inc. (The)*	445,000	2,736,750
Ingredion, Inc.	13,500	1,857,060
J & J Snack Foods Corp.	43,500	6,748,155
John B Sanfilippo & Son, Inc.	66,000	5,749,260
Lifeway Foods, Inc.*	103,000	2,554,400
Limoneira Co.	189,000	4,622,940
Maple Leaf Foods, Inc.	139,000	1,966,858
Post Holdings, Inc.*	94,000	10,759,240
Premier Foods plc	1,050,000	2,465,993
Tootsie Roll Industries, Inc.	79,010	2,554,393
WK Kellogg Co. (x)	236,000	4,245,640

		52,906,289

Household Products (1.7%)
Church & Dwight Co., Inc.	100,000	10,471,000
Energizer Holdings, Inc.	220,000	7,675,800
Oil-Dri Corp. of America‡	369,500	32,382,980
Spectrum Brands Holdings, Inc.	34,000	2,872,660
WD-40 Co.	37,500	9,100,500

		62,502,940

Personal Care Products (0.3%)
BellRing Brands, Inc.*	81,000	6,102,540
Edgewell Personal Care Co.	130,000	4,368,000
United-Guardian, Inc.	151,000	1,457,150

		11,927,690

Total Consumer Staples		172,920,185

Energy (1.5%)
Energy Equipment & Services (0.7%)
Innovex International, Inc.*	800,000	11,176,000
KLX Energy Services Holdings, Inc.*	23,000	114,540
Oceaneering International, Inc.*	185,000	4,824,800
RPC, Inc.	1,450,000	8,613,000

		24,728,340

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.	70,000	1,616,300
CNX Resources Corp.*	190,000	6,967,300
Navigator Holdings Ltd.	412,000	6,324,200
ONEOK, Inc.	135,000	13,554,000

		28,461,800

Total Energy		53,190,140

Financials (3.6%)
Banks (1.9%)
Ameris Bancorp	35,000	2,189,950
Atlantic Union Bankshares Corp.	11,500	435,620
Cadence Bank	43,000	1,481,350
Capital City Bank Group, Inc.	4,700	172,255
Capitol Federal Financial, Inc.	39,500	233,445
Colony Bankcorp, Inc.	12,800	206,592
Eagle Bancorp, Inc.	197,000	5,127,910
Farmers & Merchants Bank of Long Beach	105	598,500
FB Financial Corp.	12,000	618,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
First Bancorp (Nasdaq Stock Exchange)	10,000	$439,700
First Bancorp (New York Stock Exchange)	84,000	1,561,560
First Busey Corp.	28,500	671,745
First Horizon Corp.	95,000	1,913,300
Flushing Financial Corp.	791,000	11,295,480
FNB Corp.	46,000	679,880
Hanover Bancorp, Inc. (x)	5,000	115,275
HomeTrust Bancshares, Inc.	5,000	168,400
Hope Bancorp, Inc.	570,000	7,005,300
Huntington Bancshares, Inc.	250,000	4,067,500
OceanFirst Financial Corp.	120,000	2,172,000
Peapack-Gladstone Financial Corp.	38,000	1,217,900
Primis Financial Corp.	11,000	128,260
Renasant Corp.	22,000	786,500
Sandy Spring Bancorp, Inc.	152,500	5,140,775
Seacoast Banking Corp. of Florida	37,000	1,018,610
ServisFirst Bancshares, Inc.	26,000	2,203,240
Southern First Bancshares, Inc.*	19,500	775,125
SouthState Corp.	19,000	1,890,120
Synovus Financial Corp.	82,000	4,200,860
Thomasville Bancshares, Inc.	16,100	1,143,100
Towne Bank	11,000	374,660
Trustmark Corp.	12,000	424,440
United Community Banks, Inc.	23,000	743,130
USCB Financial Holdings, Inc.	8,000	142,000
Webster Financial Corp.	100,000	5,522,000

		66,864,602

Capital Markets (1.6%)
BKF Capital Group, Inc. (r)*	12,800	191,520
Charles Schwab Corp. (The)	25,000	1,850,250
Cohen & Steers, Inc.	217,000	20,037,780
Federated Hermes, Inc., Class B	79,000	3,247,690
GAM Holding AG (x)*	1,300,000	125,627
Janus Henderson Group plc	244,000	10,377,320
KKR & Co., Inc.	150,000	22,186,500
PJT Partners, Inc., Class A	6,500	1,025,765

		59,042,452

Consumer Finance (0.1%)
Medallion Financial Corp.	162,000	1,521,180
PROG Holdings, Inc.	74,000	3,127,240

		4,648,420

Financial Services (0.0%)†
Crazy Woman Creek Bancorp, Inc.	6,100	207,400

Total Financials		130,762,874

Health Care (2.7%)
Biotechnology (0.0%)†
GRAIL, Inc. (x)*	22,000	392,700

Health Care Equipment & Supplies (2.1%)
Align Technology, Inc.*	300	62,553
CONMED Corp. (x)	57,000	3,901,080
Cooper Cos., Inc. (The)*	44,000	4,044,920
Cutera, Inc. (x)*	143,500	50,641
Dexcom, Inc.*	52,000	4,044,040
Electromed, Inc.*	134,000	3,959,700
Globus Medical, Inc., Class A*	111,500	9,222,165
ICU Medical, Inc.*	21,000	3,258,570
Masimo Corp.*	84,500	13,967,850
Neogen Corp.*	40,000	485,600
Neuronetics, Inc. (x)*	73,700	118,657
Orthofix Medical, Inc.*	140,000	2,444,400
QuidelOrtho Corp.*	161,000	7,172,550
STERIS plc	84,200	17,308,152
Surmodics, Inc.*	41,200	1,631,520
Zimvie, Inc.*	283,000	3,947,850

		75,620,248

Health Care Providers & Services (0.4%)
Chemed Corp.	1,200	635,760
Henry Schein, Inc.*	20,000	1,384,000
NeoGenomics, Inc.*	4,000	65,920
OPKO Health, Inc. (x)*	175,000	257,250
Patterson Cos., Inc.	368,000	11,356,480

		13,699,410

Health Care Technology (0.0%)†
Evolent Health, Inc., Class A*	115,000	1,293,750

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	20,000	6,570,200
Lifecore Biomedical, Inc. (x)*	80,000	594,400

		7,164,600

Total Health Care		98,170,708

Industrials (43.4%)
Aerospace & Defense (4.3%)
AAR Corp.*	119,200	7,304,576
Astronics Corp.*	11,000	175,560
Astronics Corp., Class B (x)*	48,000	771,120
Curtiss-Wright Corp.	101,800	36,125,766
Ducommun, Inc.*	146,000	9,294,360
HEICO Corp.	120,700	28,695,218
HEICO Corp., Class A	3,200	595,456
Innovative Solutions and Support, Inc.*	123,000	1,050,420
Moog, Inc., Class A	66,800	13,148,912
Moog, Inc., Class B	34,221	6,736,061
National Presto Industries, Inc.	30,000	2,952,600
Park Aerospace Corp.	666,000	9,756,900
Textron, Inc.	283,000	21,646,670
Triumph Group, Inc.*	156,000	2,910,960
Woodward, Inc.	75,500	12,564,710

		153,729,289

Building Products (1.6%)
A.O. Smith Corp.	70,500	4,808,805
AZZ, Inc.	174,200	14,270,464
Burnham Holdings, Inc., Class A	50,000	695,000
Fortune Brands Innovations, Inc.	8,800	601,304
Gibraltar Industries, Inc.*	57,000	3,357,300
Griffon Corp.	370,000	26,369,900
Johnson Controls International plc	103,000	8,129,790

		58,232,563

Commercial Services & Supplies (4.6%)
ACCO Brands Corp.	150,500	790,125
Casella Waste Systems, Inc., Class A*	97,500	10,316,475
Loomis AB, Class B	192,000	5,839,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Matthews International Corp., Class A	663,000	$18,351,840
OPENLANE, Inc.*	435,000	8,630,400
Pitney Bowes, Inc.	268,000	1,940,320
RB Global, Inc.	62,500	5,638,125
Republic Services, Inc.	303,000	60,957,540
Rollins, Inc.	1,148,000	53,209,800

		165,673,651

Construction & Engineering (0.4%)
Arcosa, Inc.	89,500	8,658,230
Centuri Holdings, Inc. (x)*	124,000	2,394,440
Granite Construction, Inc.	15,000	1,315,650
Valmont Industries, Inc.	10,000	3,066,700

		15,435,020

Electrical Equipment (2.4%)
Allient, Inc.	170,000	4,127,600
AMETEK, Inc.	326,000	58,764,760
Rockwell Automation, Inc.	85,500	24,435,045

		87,327,405

Machinery (21.3%)
Albany International Corp., Class A	37,500	2,998,875
Astec Industries, Inc.	665,000	22,344,000
Blue Bird Corp.*	42,000	1,622,460
Chart Industries, Inc.*	114,000	21,755,760
CNH Industrial NV	2,680,000	30,364,400
Commercial Vehicle Group, Inc.*	180,000	446,400
Crane Co.	538,000	81,641,500
Donaldson Co., Inc.	207,000	13,941,450
Eastern Co. (The)	275,000	7,298,500
Enerpac Tool Group Corp., Class A	134,000	5,506,060
Enpro, Inc.	237,400	40,939,630
Federal Signal Corp.	340,000	31,412,600
Flowserve Corp.	103,000	5,924,560
Franklin Electric Co., Inc.	241,000	23,485,450
Gencor Industries, Inc.*	157,000	2,771,050
Gorman-Rupp Co. (The)	458,200	17,374,944
Graco, Inc.	390,000	32,873,100
Graham Corp.*	80,000	3,557,600
Greenbrier Cos., Inc. (The)	118,200	7,209,018
Hyster-Yale, Inc.	286,000	14,565,980
IDEX Corp.	83,500	17,475,715
Interpump Group SpA	200,000	8,838,411
Iveco Group NV	740,000	7,159,768
Kennametal, Inc.	212,000	5,092,240
L B Foster Co., Class A*‡	550,000	14,795,000
Lincoln Electric Holdings, Inc.	89,500	16,778,565
Lindsay Corp.	57,000	6,743,670
Manitowoc Co., Inc. (The)*	270,000	2,465,100
Middleby Corp. (The)*	4,800	650,160
Mueller Industries, Inc.	1,714,000	136,023,040
Mueller Water Products, Inc., Class A	1,335,000	30,037,500
Nordson Corp.	38,200	7,992,968
Park-Ohio Holdings Corp.	574,000	15,078,980
Shyft Group, Inc. (The)	234,000	2,747,160
Standex International Corp.	77,500	14,491,725
Stratasys Ltd.*	50,000	444,500
Tennant Co.	397,000	32,367,410
Titan International, Inc.*	65,000	441,350
Toro Co. (The)	47,000	3,764,700
Trinity Industries, Inc.	634,000	22,253,400
Twin Disc, Inc.	628,000	7,379,000
Watts Water Technologies, Inc., Class A	249,500	50,723,350

		771,777,049

Trading Companies & Distributors (8.8%)
Distribution Solutions Group, Inc.*	212,000	7,292,800
GATX Corp.	769,100	119,179,736
H&E Equipment Services, Inc.	35,000	1,713,600
Herc Holdings, Inc.	560,000	106,024,800
McGrath RentCorp	27,000	3,019,140
Rush Enterprises, Inc., Class B‡	1,061,000	57,760,840
Titan Machinery, Inc. (x)*	260,000	3,673,800
United Rentals, Inc.	26,500	18,667,660

		317,332,376

Total Industrials		1,569,507,353

Information Technology (4.5%)
Communications Equipment (0.1%)
Applied Optoelectronics, Inc. (x)*	44,700	1,647,642

Electronic Equipment, Instruments & Components (3.1%)
Badger Meter, Inc.	85,500	18,136,260
Bel Fuse, Inc., Class A (x)‡	90,000	8,107,200
Crane NXT Co.	41,000	2,387,020
CTS Corp.	954,000	50,304,420
Daktronics, Inc.*	191,000	3,220,260
Itron, Inc.*	56,000	6,080,480
Landis+Gyr Group AG	27,000	1,711,847
Littelfuse, Inc.	35,400	8,342,010
Napco Security Technologies, Inc.	180,000	6,400,800
Rogers Corp.*	64,000	6,503,040
Trans-Lux Corp.*	120,060	40,821

		111,234,158

IT Services (0.0%)†
Alithya Group, Inc., Class A*	775,000	802,125

Software (1.2%)
Fortinet, Inc.*	103,000	9,731,440
Roper Technologies, Inc.	26,200	13,620,070
Tyler Technologies, Inc.*	36,200	20,874,368

		44,225,878

Technology Hardware, Storage & Peripherals (0.1%)
Intevac, Inc.*	410,000	1,394,000
TransAct Technologies, Inc.*	145,000	593,050
Xerox Holdings Corp. (x)	230,000	1,938,900

		3,925,950

Total Information Technology		161,835,753

Materials (5.2%)
Chemicals (2.5%)
Arcadium Lithium plc*	134,999	692,545
Ashland, Inc.	57,500	4,108,950
Core Molding Technologies, Inc.*	306,000	5,061,240
Element Solutions, Inc.	67,000	1,703,810
FMC Corp.	18,400	894,424
Hawkins, Inc.	45,200	5,544,684
HB Fuller Co.	329,000	22,200,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Huntsman Corp.	100,000	$1,803,000
Mativ Holdings, Inc.	78,000	850,200
Minerals Technologies, Inc.	214,000	16,308,940
NewMarket Corp.	14,500	7,661,075
Olin Corp.	115,000	3,887,000
Quaker Chemical Corp.	4,700	661,572
Scotts Miracle-Gro Co. (The)	75,000	4,975,500
Sensient Technologies Corp.	157,000	11,187,820
Takasago International Corp.	28,500	1,055,297

		88,596,977

Containers & Packaging (1.1%)
Ardagh Metal Packaging SA	165,000	496,650
Greif, Inc., Class A	208,500	12,743,520
Myers Industries, Inc.	1,735,000	19,154,400
Sonoco Products Co.	155,000	7,571,750

		39,966,320

Metals & Mining (1.6%)
Ampco-Pittsburgh Corp.*‡	978,000	2,044,020
ATI, Inc.*	400,000	22,016,000
Barrick Gold Corp.	24,000	372,000
Kinross Gold Corp.	45,000	417,150
Materion Corp.	177,000	17,501,760
Metallus, Inc.*	210,000	2,967,300
Tredegar Corp.*	1,645,000	12,633,600

		57,951,830

Total Materials		186,515,127

Real Estate (2.5%)
Hotel & Resort REITs (1.5%)
Ryman Hospitality Properties, Inc. (REIT)	516,000	53,839,440

Real Estate Management & Development (1.0%)
Capital Properties, Inc., Class A	83,000	828,340
Gyrodyne LLC*	14,411	129,987
Seritage Growth Properties, Class A (x)*	155,000	638,600
St Joe Co. (The)	587,000	26,373,910
Tejon Ranch Co.*	535,000	8,506,500

		36,477,337

Total Real Estate		90,316,777

Utilities (4.3%)
Electric Utilities (1.5%)
Evergy, Inc.	148,000	9,109,400
Hawaiian Electric Industries, Inc.*	100,000	973,000
Otter Tail Corp.	226,000	16,687,840
TXNM Energy, Inc.	560,000	27,535,200

		54,305,440

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	5,600	679,560
National Fuel Gas Co.	186,000	11,286,480
Northwest Natural Holding Co.	355,000	14,043,800
ONE Gas, Inc.	34,000	2,354,500
RGC Resources, Inc.	379,000	7,602,740
Southwest Gas Holdings, Inc.	406,500	28,743,615

		64,710,695

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	240,000	3,088,800
NextEra Energy Partners LP	30,000	534,000
Ormat Technologies, Inc.	83,600	5,661,392

		9,284,192

Multi-Utilities (0.7%)
Black Hills Corp.	172,500	10,094,700
Northwestern Energy Group, Inc.	264,000	14,113,440

		24,208,140

Water Utilities (0.1%)
Cadiz, Inc. (x)*	9,000	46,800
SJW Group	47,500	2,337,950
York Water Co. (The)	43,500	1,423,320

		3,808,070

Total Utilities		156,316,537

Total Common Stocks (96.9%) (Cost $1,267,780,677)		3,503,830,271

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)(x)*	115,000	90,988

Total Industrials		90,988

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	100,000	200,000

Total Materials		200,000

Total Rights (0.0%)† (Cost $106,500)		290,988

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25* (Cost $—)	532,000	47,881

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	6,927,479	6,927,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	18,209,306	$18,216,590
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		32,144,069

Total Short-Term Investments (0.9%) (Cost $32,143,321)		32,144,069

Total Investments in Securities (97.8%) (Cost $1,300,030,498)		3,536,313,209
Other Assets Less Liabilities (2.2%)		80,419,397

Net Assets (100%)		$3,616,732,606

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $30,495,695. This was collateralized by $17,356,937 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/28/25 – 8/15/54 and by cash of $13,927,479 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A (x)*	32,200	437,016	174,757	(70,438)	(54,525)	(187,994)	298,816	—	—
Consumer Discretionary
Automobile Components
Strattec Security Corp.*	234,000	5,850,630	23,010	—	—	3,767,160	9,640,800	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	11,200	9,130,195	38,601	(351,087)	(13,434)	5,475,613	14,279,888	—	—
Canterbury Park Holding Corp.	319,000	6,591,900	12,012	(94,329)	23,983	168,624	6,702,190	89,355	—
Nathan’s Famous, Inc.	208,000	15,781,423	385,799	—	—	183,658	16,350,880	413,000	—
Household Durables
Nobility Homes, Inc.	207,300	6,154,000	812,253	—	—	(125,353)	6,840,900	272,555	—
Consumer Staples
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	465,000	39,902,940	303,160	(73,280)	(1,040)	(10,167,180)	29,964,600	306,570	—
Household Products
Oil-Dri Corp. of America	369,500	25,423,320	—	(679,818)	518,793	7,120,685	32,382,980	448,224	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Industrials
Machinery
L B Foster Co., Class A*	550,000	11,654,700	399,067	—	—	2,741,233	14,795,000	—	—
LS Starrett Co. (The), Class A	—	5,497,587	—	(7,355,862)	3,322,240	(1,463,965)	—	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	1,061,000	57,642,239	—	(1,275,345)	1,086,372	307,574	57,760,840	748,206	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A (x)	90,000	9,297,400	—	(4,720,994)	3,465,808	64,986	8,107,200	29,682	—
Materials
Metals & Mining
Ampco-Pittsburgh Corp.*	978,000	2,716,350	32,525	(46,727)	(32,468)	(625,660)	2,044,020	—	—

Total		196,079,700	2,181,184	(14,667,880)	8,315,729	7,259,381	199,168,114	2,307,592	—

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2024.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$292,857,301	$437,400	$—	$293,294,701
Consumer Discretionary	557,187,347	33,812,769	—	591,000,116
Consumer Staples	168,085,175	4,835,010	—	172,920,185
Energy	53,190,140	—	—	53,190,140
Financials	128,496,727	2,074,627	191,520	130,762,874
Health Care	98,170,708	—	—	98,170,708
Industrials	1,540,239,087	29,268,266	—	1,569,507,353
Information Technology	160,083,085	1,752,668	—	161,835,753
Materials	185,459,830	1,055,297	—	186,515,127
Real Estate	89,358,450	958,327	—	90,316,777
Utilities	156,316,537	—	—	156,316,537
Rights
Industrials	—	—	90,988	90,988
Materials	—	200,000	—	200,000
Short-Term Investments
Investment Companies	32,144,069	—	—	32,144,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Warrants
Materials	$47,881	$—	$—	$47,881

Total Assets	$3,461,636,337	$74,394,364	$282,508	$3,536,313,209

Total Liabilities	$—	$—	$—	$—

Total	$3,461,636,337	$74,394,364	$282,508	$3,536,313,209

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$125,863,687
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$435,151,097

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,402,896,699
Aggregate gross unrealized depreciation	(171,033,669)

Net unrealized appreciation	$2,231,863,030

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,304,450,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $66,181,296)	$199,168,114
Unaffiliated Issuers (Cost $1,233,849,202)	3,337,145,095
Cash	94,930,168
Foreign cash (Cost $962,125)	1,007,855
Dividends, interest and other receivables	2,375,660
Receivable for Portfolio shares sold	486,690
Securities lending income receivable	16,258
Other assets	15,827

Total assets	3,635,145,667

LIABILITIES
Payable for return of collateral on securities loaned	13,927,479
Investment management fees payable	2,185,699
Payable for Portfolio shares repurchased	1,130,517
Distribution fees payable – Class IB	706,038
Administrative fees payable	289,479
Payable for securities purchased	24,341
Accrued expenses	149,508

Total liabilities	18,413,061

Commitments and contingent liabilities^
NET ASSETS	$3,616,732,606

Net assets were comprised of:
Paid in capital	$1,328,621,805
Total distributable earnings (loss)	2,288,110,801

Net assets	$3,616,732,606

Class IB
Net asset value, offering and redemption price per share, $3,209,374,362 / 44,439,323 shares outstanding (unlimited amount authorized: $0.01 par value)	$72.22

Class K
Net asset value, offering and redemption price per share, $407,358,244 / 5,648,188 shares outstanding (unlimited amount authorized: $0.01 par value)	$72.12

(x)	Includes value of securities on loan of $30,495,695.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($2,307,592 of dividend income received from affiliates) (net of $178,648 foreign withholding tax)	$51,243,739
Interest	4,749,509
Securities lending (net)	1,586,744

Total income	57,579,992

EXPENSES
Investment management fees	24,771,870
Distribution fees – Class IB (a)	7,720,788
Administrative fees	3,301,957
Printing and mailing expenses	319,314
Distribution fees – Class IA (a)	239,183
Professional fees	181,429
Trustees’ fees	117,499
Custodian fees	113,801
Miscellaneous	66,767

Total expenses	36,832,608

NET INVESTMENT INCOME (LOSS)	20,747,384

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($8,315,729 realized gain (loss) from affiliates)	288,060,509
Foreign currency transactions	(6,789)

Net realized gain (loss)	288,053,720

Change in unrealized appreciation (depreciation) on:
Investments in securities ($7,259,381 of change in unrealized appreciation (depreciation) from affiliates)	87,095,682
Foreign currency translations	(75,332)

Net change in unrealized appreciation (depreciation)	87,020,350

NET REALIZED AND UNREALIZED GAIN (LOSS)	375,074,070

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$395,821,454

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,747,384	$19,866,614
Net realized gain (loss)	288,053,720	255,008,434
Net change in unrealized appreciation (depreciation)	87,020,350	361,459,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	395,821,454	636,334,648

Distributions to shareholders:
Class IA	—	(14,878,732)
Class IB	(254,859,796)	(207,596,406)
Class K	(33,440,814)	(31,104,819)

Total distributions to shareholders	(288,300,610)	(253,579,957)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 33,343 and 105,688 shares, respectively ]	2,373,823	7,157,220
Capital shares issued in reinvestment of dividends and distributions [ 0 and 217,772 shares, respectively ]	—	14,878,732
Capital shares repurchased in connection with share class combination (Note 1) [ (2,702,188) and 0 shares, respectively ]	(190,492,915)	—
Capital shares repurchased [ (294,583) and (507,289) shares, respectively ]	(21,065,176)	(34,144,571)

Total Class IA transactions	(209,184,268)	(12,108,619)

Class IB
Capital shares sold [ 1,429,252 and 1,323,247 shares, respectively ]	105,489,551	89,186,305
Capital shares issued in connection with share class combination (Note 1) [ 2,695,177 and 0 shares, respectively ]	190,492,915	—
Capital shares issued in reinvestment of dividends and distributions [ 3,347,311 and 3,030,464 shares, respectively ]	254,859,796	207,596,406
Capital shares repurchased [ (4,529,864) and (3,641,288) shares, respectively ]	(336,624,556)	(246,028,973)

Total Class IB transactions	214,217,706	50,753,738

Class K
Capital shares sold [ 180,354 and 301,162 shares, respectively ]	13,177,256	20,489,468
Capital shares issued in reinvestment of dividends and distributions [ 439,757 and 454,725 shares, respectively ]	33,440,814	31,104,819
Capital shares repurchased [ (998,879) and (1,211,784) shares, respectively ]	(73,463,095)	(83,232,330)

Total Class K transactions	(26,845,025)	(31,638,043)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,811,587)	7,007,076

TOTAL INCREASE (DECREASE) IN NET ASSETS	85,709,257	389,761,767
NET ASSETS:
Beginning of year	3,531,023,349	3,141,261,582

End of year	$3,616,732,606	$3,531,023,349

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022		2021		2020
Net asset value, beginning of year	$69.96	$62.33	$73.76		$63.68		$59.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.40	0.39	0.30	(4)	0.35	(2)(3)	0.29	(1)
Net realized and unrealized gain (loss)	7.97	12.59	(8.19)		15.50		5.28

Total from investment operations	8.37	12.98	(7.89)		15.85		5.57

Less distributions:
Dividends from net investment income	(0.45)	(0.44)	(0.35)		(0.48)		(0.40)
Distributions from net realized gains	(5.66)	(4.91)	(3.19)		(5.29)		(1.39)

Total dividends and distributions	(6.11)	(5.35)	(3.54)		(5.77)		(1.79)

Net asset value, end of year	$72.22	$69.96	$62.33		$73.76		$63.68

Total return	11.59%	21.04%	(10.67)%		25.15%		9.51%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,209,374	$2,903,212	$2,542,134		$2,995,792		$2,571,252
Ratio of expenses to average net assets (f)	1.05%	1.06%	1.05%		1.05%		1.07%
Ratio of net investment income (loss) to average net assets (f)	0.54%	0.57%	0.46	%(ee)	0.47	%(dd)(ff)	0.54	%(bb)
Portfolio turnover rate^	4%	5%	3%		4%		5%

	Year Ended December 31,
Class K	2024	2023	2022		2021		2020
Net asset value, beginning of year	$69.86	$62.23	$73.64		$63.57		$59.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.59	0.55	0.47	(4)	0.53	(2)(3)	0.39	(1)
Net realized and unrealized gain (loss)	7.97	12.60	(8.17)		15.47		5.33

Total from investment operations	8.56	13.15	(7.70)		16.00		5.72

Less distributions:
Dividends from net investment income	(0.64)	(0.61)	(0.52)		(0.64)		(0.53)
Distributions from net realized gains	(5.66)	(4.91)	(3.19)		(5.29)		(1.39)

Total dividends and distributions	(6.30)	(5.52)	(3.71)		(5.93)		(1.92)

Net asset value, end of year	$72.12	$69.86	$62.23		$73.64		$63.57

Total return	11.86%	21.35%	(10.45)%		25.45%		9.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$407,358	$421,024	$403,431		$500,683		$500,755
Ratio of expenses to average net assets (f)	0.80%	0.81%	0.80%		0.80%		0.82%
Ratio of net investment income (loss) to average net assets (f)	0.80%	0.82%	0.71	%(ee)	0.72	%(dd)(ff)	0.76	%(bb)
Portfolio turnover rate^	4%	5%	3%		4%		5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12 and $0.23 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.19 and $0.37 for Class IB and Class K, respectively.
(3)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.19 and $0.37 for Class IB and Class K, respectively.
(4)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.22 and $0.39 for Class IB and Class K, respectively
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.31% lower.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.22% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(ff)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.22% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (82.1%)
Communication Services (9.2%)
Diversified Telecommunication Services (2.8%)
Altice France SA
8.125%, 2/1/27§	$444,000	$360,750
CCO Holdings LLC
5.500%, 5/1/26§	150,000	149,013
5.000%, 2/1/28§	225,000	216,090
6.375%, 9/1/29§	494,000	488,442
4.750%, 3/1/30§	458,000	416,780
4.750%, 2/1/32§	619,000	539,199
4.500%, 5/1/32	679,000	582,242
4.500%, 6/1/33§	748,000	627,385
4.250%, 1/15/34§	775,000	628,750
Level 3 Financing, Inc.
4.500%, 4/1/30§	576,000	475,200
Virgin Media Finance plc
5.000%, 7/15/30 (x)§	400,000	340,400
Virgin Media Secured Finance plc
5.500%, 5/15/29§	1,175,000	1,101,563
Windstream Escrow LLC
7.750%, 8/15/28	399	5
Windstream Services LLC
8.250%, 10/1/31§	281,000	290,222
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	705,000	646,886
6.125%, 3/1/28 (x)§	328,000	278,800

		7,141,727

Entertainment (1.6%)
Cinemark USA, Inc.
5.250%, 7/15/28§	1,650,000	1,600,500
7.000%, 8/1/32 (x)§	175,000	178,062
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	282,000	284,242
4.750%, 10/15/27§	800,000	774,000
Playtika Holding Corp.
4.250%, 3/15/29§	1,200,000	1,083,000

		3,919,804

Interactive Media & Services (0.1%)
ZipRecruiter, Inc.
5.000%, 1/15/30§	200,000	180,080

Media (4.7%)
CSC Holdings LLC
5.500%, 4/15/27§	400,000	358,000
7.500%, 4/1/28§	450,000	306,000
11.750%, 1/31/29§	524,000	513,520
4.625%, 12/1/30§	175,000	91,000
DISH DBS Corp.
5.125%, 6/1/29	350,000	225,750
DISH Network Corp.
11.750%, 11/15/27§	625,000	660,156
Gray Television, Inc.
10.500%, 7/15/29§	149,000	149,045
4.750%, 10/15/30§	645,000	349,913
5.375%, 11/15/31§	257,000	136,852
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	604,000	602,973
Neptune Bidco US, Inc.
9.290%, 4/15/29§	631,000	585,252
Nexstar Media, Inc.
5.625%, 7/15/27§	628,000	612,300
Outfront Media Capital LLC
5.000%, 8/15/27§	1,230,000	1,193,941
4.250%, 1/15/29§	850,000	787,857
4.625%, 3/15/30 (x)§	250,000	231,102
Sinclair Television Group, Inc.
5.500%, 3/1/30§	304,000	205,200
Sirius XM Radio LLC
3.125%, 9/1/26§	444,000	425,365
4.000%, 7/15/28§	475,000	436,359
4.125%, 7/1/30§	75,000	65,438
3.875%, 9/1/31§	676,000	563,366
Stagwell Global LLC
5.625%, 8/15/29§	571,000	541,314
TEGNA, Inc.
4.750%, 3/15/26§	500,000	490,000
5.000%, 9/15/29	373,000	347,905
Univision Communications, Inc.
8.500%, 7/31/31§	692,000	677,295
VZ Secured Financing BV
5.000%, 1/15/32§	526,000	464,852
Ziggo Bond Co. BV
6.000%, 1/15/27§	737,000	731,996

		11,752,751

Total Communication Services		22,994,362

Consumer Discretionary (13.0%)
Automobile Components (1.0%)
Clarios Global LP
8.500%, 5/15/27§	132,000	131,438
6.750%, 5/15/28§	744,000	757,503
Icahn Enterprises LP
9.750%, 1/15/29	125,000	125,312
4.375%, 2/1/29 (x)	550,000	456,500
9.000%, 6/15/30 (x)	525,000	502,688
IHO Verwaltungs GmbH
8.000%, 11/15/32 PIK§	575,000	578,738

		2,552,179

Broadline Retail (0.4%)
Getty Images, Inc.
9.750%, 3/1/27§	1,086,000	1,084,968

Distributors (1.0%)
Resideo Funding, Inc.
6.500%, 7/15/32 (x)§	274,000	273,315
Ritchie Bros Holdings, Inc.
6.750%, 3/15/28§	533,000	543,660
7.750%, 3/15/31§	689,000	718,282
Velocity Vehicle Group LLC
8.000%, 6/1/29§	389,000	404,521
Windsor Holdings III LLC
8.500%, 6/15/30§	478,000	501,303

		2,441,081

Diversified Consumer Services (1.3%)
Belron UK Finance plc
5.750%, 10/15/29§	200,000	199,250
Champions Financing, Inc.
8.750%, 2/15/29 (x)§	625,000	607,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Service Corp. International
5.750%, 10/15/32	$289,000	$280,110
Sotheby’s
7.375%, 10/15/27§	1,350,000	1,329,750
Wand NewCo 3, Inc. 7.625%, 1/30/32 (x)§	772,000	789,177

		3,206,162

Hotels, Restaurants & Leisure (6.5%)
1011778 BC ULC
3.875%, 1/15/28§	420,000	396,900
5.625%, 9/15/29§	437,000	429,353
4.000%, 10/15/30§	1,100,000	980,559
Boyd Gaming Corp.
4.750%, 6/15/31§	675,000	623,531
Caesars Entertainment, Inc.
4.625%, 10/15/29 (x)§	550,000	513,546
7.000%, 2/15/30§	2,427,000	2,464,085
Carnival Corp.
6.000%, 5/1/29 (x)§	284,000	283,441
7.000%, 8/15/29§	546,000	566,311
Carnival Holdings Bermuda Ltd.
10.375%, 5/1/28§	246,000	262,086
CEC Entertainment LLC
6.750%, 5/1/26§	266,000	263,795
Churchill Downs, Inc.
5.750%, 4/1/30 (x)§	526,000	514,059
Everi Holdings, Inc.
5.000%, 7/15/29§	1,025,000	1,021,874
Flutter Treasury DAC
6.375%, 4/29/29 (x)§	249,000	252,548
Great Canadian Gaming Corp.
8.750%, 11/15/29§	301,000	308,459
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	172,000	171,355
3.625%, 2/15/32§	346,000	300,587
5.875%, 3/15/33§	263,000	257,740
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	350,000	304,937
Marriott International, Inc.
5.350%, 3/15/35	278,000	274,205
NCL Corp. Ltd.
8.375%, 2/1/28§	311,000	325,461
Ontario Gaming GTA LP
8.000%, 8/1/30§	525,000	535,500
Raising Cane’s Restaurants LLC
9.375%, 5/1/29§	100,000	106,875
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	371,000	367,587
6.000%, 2/1/33§	623,000	621,442
Scientific Games Holdings LP
6.625%, 3/1/30§	350,000	334,586
Six Flags Entertainment Corp.
6.625%, 5/1/32§	496,000	500,960
Speedway Motorsports LLC
4.875%, 11/1/27§	400,000	388,000
Station Casinos LLC
4.500%, 2/15/28§	450,000	427,063
4.625%, 12/1/31§	1,569,000	1,400,333
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	294,000	277,830
Wynn Resorts Finance LLC
5.125%, 10/1/29§	475,000	454,870
7.125%, 2/15/31§	50,000	52,074
Yum! Brands, Inc.
5.375%, 4/1/32	314,000	303,170

		16,285,122

Household Durables (0.3%)
CD&R Smokey Buyer, Inc.
9.500%, 10/15/29§	285,000	280,725
Newell Brands, Inc.
6.625%, 5/15/32	320,000	320,480
6.875%, 4/1/36 (e)	225,000	227,327

		828,532

Specialty Retail (1.8%)
Asbury Automotive Group, Inc.
5.000%, 2/15/32§	125,000	114,375
Cougar JV Subsidiary LLC
8.000%, 5/15/32§	169,000	175,337
eG Global Finance plc
12.000%, 11/30/28§	614,000	685,568
LBM Acquisition LLC
6.250%, 1/15/29 (x)§	458,000	420,215
LCM Investments Holdings II LLC
4.875%, 5/1/29§	302,000	281,328
8.250%, 8/1/31§	425,000	440,704
Lithia Motors, Inc.
4.375%, 1/15/31§	250,000	225,937
Specialty Building Products Holdings LLC
7.750%, 10/15/29§	208,000	210,600
Upbound Group, Inc.
6.375%, 2/15/29§	825,000	800,250
Victra Holdings LLC
8.750%, 9/15/29§	700,000	733,250
White Cap Buyer LLC
6.875%, 10/15/28§	391,000	386,113

		4,473,677

Textiles, Apparel & Luxury Goods (0.7%)
Champ Acquisition Corp.
8.375%, 12/1/31§	224,000	228,984
Crocs, Inc.
4.125%, 8/15/31§	382,000	330,430
Hanesbrands, Inc.
9.000%, 2/15/31§	503,000	534,438
S&S Holdings LLC
8.375%, 10/1/31 (x)§	515,000	515,000

		1,608,852

Total Consumer Discretionary		32,480,573

Consumer Staples (4.0%)
Beverages (0.2%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	355,000	330,150

Consumer Staples Distribution & Retail (1.3%)
Albertsons Cos., Inc.
3.500%, 3/15/29§	150,000	136,509
Performance Food Group, Inc.
5.500%, 10/15/27§	275,000	272,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
4.250%, 8/1/29§	$500,000	$462,500
6.125%, 9/15/32§	627,000	627,000
United Natural Foods, Inc. 6.750%, 10/15/28 (x)§	477,000	468,056
US Foods, Inc.
4.625%, 6/1/30§	867,000	811,729
7.250%, 1/15/32§	506,000	521,053

		3,299,510

Food Products (2.1%)
Chobani Holdco II LLC
8.750%, 10/1/29 PIK§	200,000	207,253
Chobani LLC
7.625%, 7/1/29 (x)§	50,000	51,438
Darling Ingredients, Inc.
6.000%, 6/15/30§	720,000	708,279
Fiesta Purchaser, Inc.
7.875%, 3/1/31§	244,000	254,016
9.625%, 9/15/32 (x)§	272,000	284,656
Lamb Weston Holdings, Inc.
4.375%, 1/31/32§	225,000	203,524
Post Holdings, Inc.
5.500%, 12/15/29§	118,000	114,167
4.625%, 4/15/30§	325,000	298,187
4.500%, 9/15/31§	1,297,000	1,159,207
6.375%, 3/1/33§	226,000	220,633
6.250%, 10/15/34§	824,000	802,370
Sigma Holdco BV
7.875%, 5/15/26§	200,000	198,000
Simmons Foods, Inc.
4.625%, 3/1/29§	186,000	171,395
Viking Baked Goods Acquisition Corp.
8.625%, 11/1/31§	571,000	562,629

		5,235,754

Household Products (0.2%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	396,000	377,190

Personal Care Products (0.2%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	242,000	241,092
Prestige Brands, Inc.
3.750%, 4/1/31§	384,000	336,534

		577,626

Total Consumer Staples		9,820,230

Energy (8.1%)
Energy Equipment & Services (0.6%)
Transocean, Inc.
8.750%, 2/15/30§	269,450	276,860
7.500%, 4/15/31	575,000	521,094
8.500%, 5/15/31 (x)§	400,000	392,040
6.800%, 3/15/38	525,000	429,187

		1,619,181

Oil, Gas & Consumable Fuels (7.5%)
Antero Midstream Partners LP
5.750%, 1/15/28 (x)§	300,000	297,426
Antero Resources Corp.
7.625%, 2/1/29§	200,000	204,974
Ascent Resources Utica Holdings LLC
6.625%, 10/15/32§	348,000	344,520
Blue Racer Midstream LLC
6.625%, 7/15/26§	304,000	303,240
7.250%, 7/15/32§	407,000	416,906
Buckeye Partners LP
4.500%, 3/1/28§	250,000	236,250
5.850%, 11/15/43	175,000	149,625
5.600%, 10/15/44	150,000	122,475
CNX Midstream Partners LP
4.750%, 4/15/30§	700,000	635,250
Comstock Resources, Inc.
5.875%, 1/15/30§	650,000	604,663
Crescent Energy Finance LLC
7.625%, 4/1/32§	518,000	515,565
Delek Logistics Partners LP
8.625%, 3/15/29§	645,000	666,162
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	302,000	306,908
EQM Midstream Partners LP
4.750%, 1/15/31§	200,000	187,510
Genesis Energy LP
7.750%, 2/1/28	669,000	666,491
8.250%, 1/15/29	225,000	226,598
8.875%, 4/15/30	250,000	254,375
7.875%, 5/15/32 (x)	587,000	572,501
8.000%, 5/15/33 (x)	425,000	415,692
Gulfport Energy Operating Corp.
6.750%, 9/1/29§	375,000	377,685
Harvest Midstream I LP
7.500%, 5/15/32 (x)§	300,000	304,125
Hilcorp Energy I LP
6.250%, 4/15/32§	325,000	297,375
8.375%, 11/1/33§	175,000	178,115
7.250%, 2/15/35§	425,000	398,301
Kinder Morgan, Inc.
4.800%, 2/1/33	292,000	277,061
Kinetik Holdings LP
5.875%, 6/15/30§	680,000	669,242
Magnolia Oil & Gas Operating LLC
6.875%, 12/1/32§	375,000	370,114
Matador Resources Co.
6.250%, 4/15/33§	575,000	557,227
MEG Energy Corp.
5.875%, 2/1/29§	325,000	316,251
NGL Energy Operating LLC
8.375%, 2/15/32§	627,000	629,458
NuStar Logistics LP
5.750%, 10/1/25 (x)	218,000	216,910
6.000%, 6/1/26	250,000	249,450
6.375%, 10/1/30	280,000	280,753
Permian Resources Operating LLC
5.875%, 7/1/29§	252,000	247,262
6.250%, 2/1/33§	236,000	232,755
Prairie Acquiror LP
9.000%, 8/1/29§	675,000	693,563
SM Energy Co.
7.000%, 8/1/32 (x)§	475,000	467,552
Summit Midstream Holdings LLC
8.625%, 10/31/29§	664,000	685,580

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Sunoco LP
4.500%, 4/30/30	$306,000	$281,902
7.250%, 5/1/32§	326,000	336,703
Tallgrass Energy Partners LP 7.375%, 2/15/29§	250,000	250,000
6.000%, 9/1/31§	150,000	141,578
Venture Global LNG, Inc.
7.000%, 1/15/30§	275,000	278,545
8.375%, 6/1/31§	1,050,000	1,093,313
9.875%, 2/1/32§	450,000	493,636
Viper Energy, Inc.
7.375%, 11/1/31§	300,000	313,416
Wildfire Intermediate Holdings LLC
7.500%, 10/15/29§	950,000	914,375

		18,679,378

Total Energy		20,298,559

Financials (11.7%)
Capital Markets (0.8%)
Aretec Group, Inc.
7.500%, 4/1/29§	180,000	178,650
10.000%, 8/15/30 (x)§	231,000	251,790
Drawbridge Special Opportunities Fund LP
3.875%, 2/15/26§	750,000	728,199
HAT Holdings I LLC
3.750%, 9/15/30§	625,000	549,219
StoneX Group, Inc.
7.875%, 3/1/31§	400,000	417,304

		2,125,162

Consumer Finance (3.3%)
Ally Financial, Inc.
6.700%, 2/14/33 (x)	425,000	426,924
Azorra Finance Ltd.
7.750%, 4/15/30§	875,000	862,155
Bread Financial Holdings, Inc.
9.750%, 3/15/29§	1,568,000	1,681,508
Credit Acceptance Corp.
9.250%, 12/15/28 (x)§	800,000	844,000
Enova International, Inc.
9.125%, 8/1/29§	391,000	405,663
Ford Motor Credit Co. LLC
4.000%, 11/13/30	475,000	428,972
GGAM Finance Ltd.
8.000%, 2/15/27§	224,000	230,720
8.000%, 6/15/28§	414,000	433,287
OneMain Finance Corp.
7.875%, 3/15/30	125,000	130,025
4.000%, 9/15/30	1,375,000	1,216,875
7.500%, 5/15/31 (x)	300,000	307,125
7.125%, 11/15/31	350,000	356,563
PROG Holdings, Inc.
6.000%, 11/15/29§	925,000	884,531

		8,208,348

Financial Services (3.6%)
Armor Holdco, Inc.
8.500%, 11/15/29§	591,000	593,955
Burford Capital Global Finance LLC
9.250%, 7/1/31§	1,300,000	1,378,000
Freedom Mortgage Corp.
12.000%, 10/1/28§	296,000	320,420
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	374,000	385,220
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34§	400,000	388,380
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	375,000	362,809
6.500%, 8/1/29§	525,000	524,102
7.125%, 2/1/32§	400,000	405,000
NCR Atleos Corp.
9.500%, 4/1/29§	413,000	445,008
Oxford Finance LLC
6.375%, 2/1/27 (x)§	975,000	960,375
Rocket Mortgage LLC
2.875%, 10/15/26§	226,000	214,135
3.875%, 3/1/31§	1,125,000	980,156
4.000%, 10/15/33§	150,000	124,875
Shift4 Payments LLC
4.625%, 11/1/26§	594,000	583,605
6.750%, 8/15/32 (x)§	988,000	1,001,585
United Wholesale Mortgage LLC
5.500%, 4/15/29 (x)§	250,000	238,750

		8,906,375

Insurance (3.9%)
Acrisure LLC
8.250%, 2/1/29§	1,691,000	1,745,957
4.250%, 2/15/29§	275,000	257,469
Alliant Holdings Intermediate LLC
4.250%, 10/15/27 (x)§	250,000	237,812
6.750%, 10/15/27§	553,000	546,779
6.500%, 10/1/31§	725,000	715,938
AmWINS Group, Inc.
4.875%, 6/30/29§	1,400,000	1,310,750
Ardonagh Group Finance Ltd.
8.875%, 2/15/32§	1,325,000	1,372,991
AssuredPartners, Inc.
5.625%, 1/15/29§	475,000	479,750
Baldwin Insurance Group Holdings LLC
7.125%, 5/15/31§	245,000	248,675
BroadStreet Partners, Inc.
5.875%, 4/15/29§	356,000	343,540
Howden UK Refinance plc
7.250%, 2/15/31§	525,000	532,198
8.125%, 2/15/32§	500,000	509,795
HUB International Ltd.
7.250%, 6/15/30§	412,000	421,270
Panther Escrow Issuer LLC
7.125%, 6/1/31§	1,051,000	1,061,510

		9,784,434

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Starwood Property Trust, Inc. (REIT)
6.500%, 7/1/30§	204,000	203,649

Total Financials		29,227,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Health Care (5.2%)
Biotechnology (0.4%)
Grifols SA
3.875%, 10/15/28§	EUR 225,000	$209,848
4.750%, 10/15/28 (x)§	$830,000	760,512

		970,360

Health Care Equipment & Supplies (0.7%)
Medline Borrower LP
5.250%, 10/1/29§	394,000	377,700
Neogen Food Safety Corp.
8.625%, 7/20/30§	1,092,000	1,167,075
Varex Imaging Corp.
7.875%, 10/15/27 (x)§	313,000	318,869

		1,863,644

Health Care Providers & Services (3.3%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§	550,000	523,875
5.000%, 4/15/29 (x)§	250,000	231,562
AdaptHealth LLC
5.125%, 3/1/30 (x)§	298,000	269,318
Centene Corp.
4.625%, 12/15/29	236,000	222,288
Concentra Escrow Issuer Corp.
6.875%, 7/15/32§	175,000	177,954
DaVita, Inc.
4.625%, 6/1/30§	525,000	481,031
3.750%, 2/15/31§	150,000	129,375
6.875%, 9/1/32§	125,000	125,938
HCA, Inc.
5.450%, 4/1/31	560,000	558,338
HealthEquity, Inc.
4.500%, 10/1/29§	601,000	561,935
Heartland Dental LLC
10.500%, 4/30/28§	650,000	688,188
Icon Investments Six DAC
6.000%, 5/8/34	600,000	604,372
LifePoint Health, Inc.
9.875%, 8/15/30§	200,000	215,672
11.000%, 10/15/30§	125,000	137,031
10.000%, 6/1/32 (x)§	650,000	658,938
Star Parent, Inc.
9.000%, 10/1/30§	347,000	357,410
Surgery Center Holdings, Inc.
7.250%, 4/15/32 (x)§	493,000	502,929
Tenet Healthcare Corp.
6.250%, 2/1/27 (x)	436,000	432,730
4.625%, 6/15/28	100,000	95,875
6.125%, 10/1/28	700,000	696,150
US Acute Care Solutions LLC
9.750%, 5/15/29 (x)§	538,000	548,335

		8,219,244

Health Care Technology (0.6%)
IQVIA, Inc.
5.000%, 5/15/27§	200,000	195,500
5.700%, 5/15/28	500,000	504,792
6.250%, 2/1/29	648,000	668,569

		1,368,861

Life Sciences Tools & Services (0.1%)
Fortrea Holdings, Inc.
7.500%, 7/1/30 (x)§	212,000	212,354

Pharmaceuticals (0.1%)
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	400,000	363,833

Total Health Care		12,998,296

Industrials (11.4%)
Aerospace & Defense (0.7%)
Goat Holdco LLC
6.750%, 2/1/32§	158,000	156,456
Rolls-Royce plc
5.750%, 10/15/27§	452,000	458,496
TransDigm, Inc.
5.500%, 11/15/27	225,000	220,563
6.750%, 8/15/28§	450,000	452,813
7.125%, 12/1/31§	425,000	434,146

		1,722,474

Building Products (1.4%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	269,000	271,017
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28 (x)§	576,000	612,000
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	434,000	414,470
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	268,000	235,840
Eco Material Technologies, Inc.
7.875%, 1/31/27§	650,000	659,750
EMRLD Borrower LP
6.625%, 12/15/30§	594,000	593,258
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	239,000	230,934
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/28§	300,000	291,000
Standard Industries, Inc.
4.375%, 7/15/30§	332,000	304,218

		3,612,487

Commercial Services & Supplies (3.1%)
ACCO Brands Corp.
4.250%, 3/15/29 (x)§	246,000	222,950
ADT Security Corp. (The)
4.875%, 7/15/32§	363,000	331,691
Allied Universal Holdco LLC
9.750%, 7/15/27 (x)§	464,000	467,179
6.000%, 6/1/29 (x)§	151,000	137,170
7.875%, 2/15/31§	408,000	416,123
Aramark Services, Inc.
5.000%, 4/1/25§	428,000	425,593
Clean Harbors, Inc.
6.375%, 2/1/31§	50,000	50,125
Garda World Security Corp.
6.000%, 6/1/29§	310,000	292,562
8.250%, 8/1/32§	169,000	171,746
8.375%, 11/15/32§	695,000	704,376
GFL Environmental, Inc.
4.000%, 8/1/28§	125,000	118,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
4.750%, 6/15/29§	$575,000	$553,449
4.375%, 8/15/29 (x)§	575,000	543,576
Madison IAQ LLC
5.875%, 6/30/29 (x)§	818,000	768,920
Matthews International Corp.
8.625%, 10/1/27§	391,000	405,174
OPENLANE, Inc. 5.125%, 6/1/25§	117,000	116,123
Raven Acquisition Holdings LLC
6.875%, 11/15/31§	529,000	522,239
Reworld Holding Corp. 4.875%, 12/1/29 (x)§	375,000	346,807
Veritiv Operating Co. 10.500%, 11/30/30§	626,000	673,983
Williams Scotsman, Inc. 6.125%, 6/15/25§	79,000	78,803
7.375%, 10/1/31§	426,000	438,247

		7,784,961

Construction & Engineering (0.8%)
Arcosa, Inc.
6.875%, 8/15/32§	245,000	248,062
Brand Industrial Services, Inc.
10.375%, 8/1/30§	400,000	406,000
Dycom Industries, Inc.
4.500%, 4/15/29§	350,000	327,250
Pike Corp.
5.500%, 9/1/28§	500,000	479,195
8.625%, 1/31/31§	262,000	276,410
Weekley Homes LLC
4.875%, 9/15/28§	242,000	228,085

		1,965,002

Electrical Equipment (0.1%)
EnerSys
6.625%, 1/15/32§	267,000	267,668

Ground Transportation (1.3%)
Dcli Bidco LLC
7.750%, 11/15/29§	208,000	212,160
EquipmentShare.com, Inc.
9.000%, 5/15/28 (x)§	321,000	332,476
8.625%, 5/15/32§	600,000	627,000
8.000%, 3/15/33§	325,000	328,656
NESCO Holdings II, Inc.
5.500%, 4/15/29§	564,000	521,700
RXO, Inc.
7.500%, 11/15/27§	316,000	326,339
Watco Cos. LLC
7.125%, 8/1/32 (x)§	522,000	536,355
XPO, Inc.
7.125%, 6/1/31§	368,000	376,740

		3,261,426

Machinery (1.3%)
ATS Corp.
4.125%, 12/15/28 (x)§	468,000	432,900
Calderys Financing LLC
11.250%, 6/1/28§	400,000	427,000
Chart Industries, Inc.
7.500%, 1/1/30§	917,000	951,387
Hillenbrand, Inc.
6.250%, 2/15/29	394,000	393,015
3.750%, 3/1/31	130,000	113,100
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29 (x)§	344,000	358,273
Terex Corp.
6.250%, 10/15/32§	548,000	537,040

		3,212,715

Passenger Airlines (0.4%)
American Airlines, Inc.
5.750%, 4/20/29§	325,000	321,568
VistaJet Malta Finance plc
9.500%, 6/1/28§	475,000	475,000
6.375%, 2/1/30 (x)§	225,000	195,750

		992,318

Professional Services (1.1%)
Amentum Holdings, Inc.
7.250%, 8/1/32§	231,000	232,155
AMN Healthcare, Inc.
4.625%, 10/1/27§	275,000	259,531
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	375,000	356,633
Science Applications International Corp.
4.875%, 4/1/28§	232,000	222,683
VT Topco, Inc.
8.500%, 8/15/30§	1,464,000	1,546,013

		2,617,015

Trading Companies & Distributors (1.2%)
Beacon Roofing Supply, Inc.
6.500%, 8/1/30§	395,000	400,743
Fortress Transportation and Infrastructure Investors LLC
7.000%, 5/1/31§	450,000	457,875
7.000%, 6/15/32§	275,000	279,752
United Rentals North America, Inc.
6.000%, 12/15/29§	408,000	410,077
6.125%, 3/15/34§	342,000	339,322
WESCO Distribution, Inc.
7.250%, 6/15/28§	532,000	540,645
6.625%, 3/15/32§	569,000	577,535

		3,005,949

Total Industrials		28,442,015

Information Technology (9.8%)
Communications Equipment (1.0%)
CommScope LLC
6.000%, 3/1/26 (x)§	526,000	521,398
8.250%, 3/1/27§	314,000	299,477
4.750%, 9/1/29§	432,000	386,100
Viasat, Inc.
5.625%, 9/15/25§	825,000	814,687
5.625%, 4/15/27 (x)§	400,000	386,000

		2,407,662

Electronic Equipment, Instruments & Components (0.1%)
Zebra Technologies Corp.
6.500%, 6/1/32§	261,000	264,972

IT Services (1.2%)
Ahead DB Holdings LLC
6.625%, 5/1/28 (x)§	640,000	624,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
ASGN, Inc.
4.625%, 5/15/28§	$575,000	$544,168
Cablevision Lightpath LLC
3.875%, 9/15/27§	250,000	233,750
5.625%, 9/15/28§	200,000	185,250
Fortress Intermediate 3, Inc.
7.500%, 6/1/31§	389,000	393,863
ION Trading Technologies Sarl
5.750%, 5/15/28§	600,000	564,000
Unisys Corp.
6.875%, 11/1/27§	494,000	477,945

		3,023,776

Software (7.4%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	960,000	955,200
AthenaHealth Group, Inc.
6.500%, 2/15/30 (x)§	877,000	833,492
Camelot Finance SA
4.500%, 11/1/26§	352,000	339,240
Capstone Borrower, Inc.
8.000%, 6/15/30§	1,055,000	1,093,244
Central Parent LLC
8.000%, 6/15/29§	1,215,000	1,231,706
Central Parent, Inc.
7.250%, 6/15/29§	561,000	553,617
Clarivate Science Holdings Corp.
3.875%, 7/1/28§	275,000	256,171
4.875%, 7/1/29§	1,410,000	1,310,764
Cloud Software Group, Inc.
6.500%, 3/31/29§	234,000	229,252
9.000%, 9/30/29§	798,000	808,765
Dye & Durham Ltd.
8.625%, 4/15/29 (x)§	875,000	916,563
Ellucian Holdings, Inc.
6.500%, 12/1/29§	169,000	169,211
Gen Digital, Inc.
5.000%, 4/15/25§	564,000	561,885
7.125%, 9/30/30 (x)§	1,222,000	1,252,550
Helios Software Holdings, Inc.
4.625%, 5/1/28§	272,000	246,160
8.750%, 5/1/29 (x)§	300,000	306,750
McAfee Corp.
7.375%, 2/15/30§	712,000	690,811
NCR Voyix Corp.
5.000%, 10/1/28 (x)§	349,000	335,040
5.125%, 4/15/29§	178,000	170,065
Open Text Corp.
6.900%, 12/1/27§	256,000	264,356
3.875%, 12/1/29§	75,000	67,781
Open Text Holdings, Inc.
4.125%, 12/1/31§	635,000	558,800
RingCentral, Inc.
8.500%, 8/15/30 (x)§	300,000	316,584
Rocket Software, Inc.
6.500%, 2/15/29§	392,000	368,480
SS&C Technologies, Inc.
5.500%, 9/30/27§	1,137,000	1,122,787
6.500%, 6/1/32§	992,000	998,121
UKG, Inc.
6.875%, 2/1/31§	694,000	704,195
ZoomInfo Technologies LLC
3.875%, 2/1/29§	2,013,000	1,819,249

		18,480,839

Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC
4.850%, 2/1/35	302,000	286,677

Total Information Technology		24,463,926

Materials (7.6%)
Chemicals (2.4%)
Avient Corp.
7.125%, 8/1/30§	339,000	345,780
Axalta Coating Systems LLC
4.750%, 6/15/27§	350,000	341,201
HB Fuller Co.
4.250%, 10/15/28	372,000	347,820
Illuminate Buyer LLC
9.000%, 7/1/28§	936,000	947,700
INEOS Quattro Finance 2 plc
9.625%, 3/15/29 (x)§	600,000	633,000
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	140,000	143,500
Minerals Technologies, Inc.
5.000%, 7/1/28§	829,000	795,840
NOVA Chemicals Corp.
8.500%, 11/15/28§	301,000	317,179
7.000%, 12/1/31§	177,000	175,672
Nufarm Australia Ltd.
5.000%, 1/27/30§	582,000	533,159
Olympus Water US Holding Corp.
4.250%, 10/1/28 (x)§	246,000	229,088
6.250%, 10/1/29 (x)§	200,000	190,250
7.250%, 6/15/31 (x)§	370,000	374,625
WR Grace Holdings LLC
5.625%, 8/15/29§	761,000	698,042

		6,072,856

Containers & Packaging (3.5%)
ARD Finance SA
6.500%, 6/30/27 PIK§	884,957	125,000
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29 (x)§	1,434,000	1,233,240
Ardagh Packaging Finance plc
4.125%, 8/15/26 (x)§	400,000	348,000
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30 (x)§	891,000	897,683
Graphic Packaging International LLC
6.375%, 7/15/32 (x)§	160,000	159,400
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	465,000	456,862
LABL, Inc.
10.500%, 7/15/27§	617,000	593,863
5.875%, 11/1/28 (x)§	227,000	201,746
8.625%, 10/1/31§	242,000	223,850
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/27§	366,000	373,397
9.250%, 4/15/27§	1,150,000	1,161,500
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	413,000	409,903
7.250%, 5/15/31 (x)§	258,000	250,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Sealed Air Corp.
6.125%, 2/1/28§		$182,000	$182,455
7.250%, 2/15/31§		350,000	360,500
Trivium Packaging Finance BV
5.500%, 8/15/26§		1,640,000	1,611,300
8.500%, 8/15/27 (x)§		200,000	199,000

			8,787,982

Metals & Mining (1.4%)
Arsenal AIC Parent LLC
8.000%, 10/1/30 (x)§		400,000	412,000
11.500%, 10/1/31 (x)§		650,000	723,125
Constellium SE
3.750%, 4/15/29§		75,000	67,500
6.375%, 8/15/32 (x)§		300,000	290,091
Kaiser Aluminum Corp.
4.500%, 6/1/31§		338,000	297,440
Novelis Corp.
4.750%, 1/30/30§		800,000	735,000
3.875%, 8/15/31 (x)§		75,000	64,579
SunCoke Energy, Inc.
4.875%, 6/30/29§		900,000	816,750

			3,406,485

Paper & Forest Products (0.3%)
Magnera Corp.
7.250%, 11/15/31§		758,000	738,102

Total Materials			19,005,425

Real Estate (1.6%)
Diversified REITs (0.1%)
VICI Properties LP (REIT)
4.625%, 6/15/25§		314,000	313,380

Health Care REITs (0.5%)
MPT Operating Partnership LP (REIT)
0.993%, 10/15/26 (x)	EUR	500,000	431,820
5.000%, 10/15/27 (x)		$575,000	483,000
3.500%, 3/15/31		300,000	188,250

			1,103,070

Hotel & Resort REITs (0.4%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§		356,000	348,435
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§		232,000	227,940
Service Properties Trust (REIT)
8.625%, 11/15/31 (x)§		450,000	468,000

			1,044,375

Real Estate Management & Development (0.4%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§		446,000	444,328
Greystar Real Estate Partners LLC
7.750%, 9/1/30§		324,000	341,039
Howard Hughes Corp. (The)
4.375%, 2/1/31§		330,000	297,122

			1,082,489

Specialized REITs (0.2%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§		381,000	367,280

Total Real Estate			3,910,594

Utilities (0.5%)
Gas Utilities (0.1%)
Suburban Propane Partners LP
5.000%, 6/1/31(x)§		250,000	221,562

Independent Power and Renewable Electricity Producers (0.1%)
Lightning Power LLC
7.250%, 8/15/32§		350,000	360,062

Water Utilities (0.3%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		618,000	615,683

Total Utilities			1,197,307

Total Corporate Bonds			204,839,255

Loan Participations (3.8%)
Communication Services (0.0%)†
Media (0.0%)†
Loyalty Ventures, Inc., 1st Lien Term Loan B (PRIME 3 Month + 5.50%),
13.250%, 11/3/26 (k)		305,297	22,897

Total Communication Services			22,897

Consumer Discretionary (0.5%)
Automobile Components (0.4%)
First Brands Group LLC, 1st Lien Incremental Term Loan (CME Term SOFR 3 Month + 5.00%), 9.847%, 3/30/27 (k)		147,853	138,427
First Brands Group LLC, 1st Lien Term Loan (CME Term SOFR 3 Month + 5.00%), 9.847%, 3/30/27 (k)		606,616	568,703
First Brands Group LLC, 2nd Lien Term Loan (CME Term SOFR 3 Month + 8.50%), 13.347%, 3/30/28 (k)		300,000	270,000

			977,130

Diversified Consumer Services (0.0%)†
Ascend Learning LLC, 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 5.75%), 10.207%, 12/10/29 (k)		100,000	99,000

Specialty Retail (0.1%)
Victra Holdings LLC, 1st Lien Term Loan (CME Term SOFR 1 Month + 5.25%), 9.607%, 3/31/29 (k)		121,875	123,297

Textiles, Apparel & Luxury Goods (0.0%)†
Varsity Brands LLC, 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 3.75%), 8.271%, 8/26/31 (k)		100,000	100,063

Total Consumer Discretionary			1,299,490

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Financials (1.7%)
Capital Markets (0.7%)
Nexus Buyer LLC, 1st Lien Refinancing Term Loan (CME Term SOFR 1 Month + 4.00%), 8.357%, 7/31/31 (k)	$274,313	$275,041
Nexus Buyer LLC, 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 6.25%), 10.707%, 11/1/29 (k)	1,460,000	1,455,438

		1,730,479

Insurance (1.0%)
Asurion LLC, 2nd Lien Term Loan B3 (CME Term SOFR 1 Month + 5.25%), 9.721%, 1/31/28 (k)	1,050,000	1,023,750
Asurion LLC, 2nd Lien Term Loan B4 (CME Term SOFR 1 Month + 5.25%), 9.721%, 1/19/29 (k)	1,100,000	1,059,535
Truist Insurance Holdings LLC, 2nd Lien Initial Term Loan (CME Term SOFR 3 Month + 4.75%), 9.079%, 5/6/32 (k)	355,263	363,257

		2,446,542

Total Financials		4,177,021

Health Care (0.1%)
Health Care Providers & Services (0.1%)
EyeCare Partners LLC, 1st Lien Term Loan B (CME Term SOFR 3 Month + 1.00%), 5.717%, 11/30/28 (k)	172,627	130,382
EyeCare Partners LLC, 1st Lien Term Loan C (CME Term SOFR 3 Month + 6.75%), 11.467%, 11/30/28 (k)	68,358	11,621
Sound Inpatient Physicians, Inc., 1st Lien Term Loan C (CME Term SOFR 3 Month + 0.00%), 4.865%, 6/28/29 (k)	247,481	174,118

Total Health Care		316,121

Information Technology (1.5%)
IT Services (0.1%)
Fortress Intermediate 3, Inc., 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 3.50%), 7.857%, 6/27/31 (k)	174,563	175,108

Software (1.4%)
Applied Systems, Inc., 2nd Lien Term Loan (CME Term SOFR 3 Month + 5.25%), 9.579%, 2/23/32 (k)	975,000	1,001,610
Cast & Crew LLC, 1st Lien Incremental Term Loan (CME Term SOFR 1 Month + 3.75%), 8.107%, 12/29/28 (k)	396,930	383,782
Central Parent LLC, 1st Lien Refinancing Term Loan (CME Term SOFR 3 Month + 3.25%), 7.579%, 7/6/29 (k)	49,875	49,133
Ellucian Holdings, Inc., 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 4.75%), 9.107%, 11/15/32 (k)	350,000	355,163
Leia Finco U.S. LLC, 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 3.25%), 7.887%, 10/9/31 (k)	500,000	499,018
Leia Finco U.S. LLC, 2nd Lien Initial Term Loan (CME Term SOFR 3 Month + 5.25%), 9.887%, 10/11/32 (k)	875,000	864,062
Modena Buyer LLC, 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 4.50%), 8.857%, 7/1/31 (k)	250,000	241,500
UKG, Inc., 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 3.00%), 7.617%, 2/10/31 (k)	173,626	174,711

		3,568,979

Total Information Technology		3,744,087

Total Loan Participations		9,559,616

Total Long-Term Debt Securities (85.9%) (Cost $217,479,069)		214,398,871

	Number of Shares	Value (Note 1)
COMMON STOCK:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Sound Inpatient Physicians, Inc., Class A (r)*	377,134	16,937
Sound Inpatient Physicians, Inc., Class A2 (r)*	16,883	12,662

Total Common Stocks (0.0%)† (Cost $–)		29,599

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.9%) iShares Broad USD High Yield Corporate Bond ETF (x)	256,750	9,445,833
Ishares Trust-Ishares Iiboxx $ High Yield Corporate Bond ETF (x)	44,200	3,476,330
SPDR Bloomberg High Yield Bond ETF (x)	36,634	3,497,448
SPDR Portfolio High Yield Bond ETF (x)	242,330	5,687,485

Total Exchange Traded Funds (8.9%) (Cost $24,316,137)		22,107,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	1,000,000	$1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	4,530,590	4,530,590
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	1,343,547	1,344,084
Morgan Stanley Institutional Liquidity Fund—Government Portfolio 4.43% (7 day yield) (xx)	3,000,000	3,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	10,000,000	10,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.38% (7 day yield) (xx)	2,150,417	2,150,417

Total Investment Companies		24,025,091

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.9%)
U.S. Treasury Bills
2.91%, 1/7/25 (p)	$3,500,000	3,498,021
3.58%, 1/14/25 (p)	1,125,000	1,123,436

Total U.S. Treasury Obligations		4,621,457

Total Short-Term Investments (11.5%) (Cost $28,645,798)		28,646,548

Total Investments in Securities (106.3%) (Cost $270,441,004)		265,182,114

Other Assets Less Liabilities (-6.3%)		(15,658,911)

Net Assets (100%)		$249,523,203

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $187,415,604 or 75.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $34,594,066. This was collateralized by $12,674,254 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 1/31/25 - 5/15/54 and by cash of $22,681,007 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
EUR	— European Currency Unit
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	683,652	EUR	643,000	JPMorgan Chase Bank	2/20/2025	16,270

Total unrealized appreciation						16,270

EUR	29,000	USD	30,724	JPMorgan Chase Bank	2/20/2025	(624)

Total unrealized depreciation						(624)

Net unrealized appreciation						15,646

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Health Care	$—	$—	$29,599	$29,599
Corporate Bonds
Communication Services	—	22,994,362	—	22,994,362
Consumer Discretionary	—	32,480,573	—	32,480,573
Consumer Staples	—	9,820,230	—	9,820,230
Energy	—	20,298,559	—	20,298,559
Financials	—	29,227,968	—	29,227,968
Health Care	—	12,998,296	—	12,998,296
Industrials	—	28,442,015	—	28,442,015
Information Technology	—	24,463,926	—	24,463,926
Materials	—	19,005,425	—	19,005,425
Real Estate	—	3,910,594	—	3,910,594
Utilities	—	1,197,307	—	1,197,307
Exchange Traded Funds	22,107,096	—	—	22,107,096
Forward Currency Contracts	—	16,270	—	16,270
Loan Participations
Communication Services	—	22,897	—	22,897
Consumer Discretionary	—	1,299,490	—	1,299,490
Financials	—	4,177,021	—	4,177,021
Health Care	—	316,121	—	316,121
Information Technology	—	3,744,087	—	3,744,087
Short-Term Investments
Investment Companies	24,025,091	—	—	24,025,091
U.S. Treasury Obligations	—	4,621,457	—	4,621,457

Total Assets	$46,132,187	$219,036,598	$29,599	$265,198,384

Liabilities:
Forward Currency Contracts	$—	$(624)	$—	$(624)

Total Liabilities	$—	$(624)	$—	$(624)

Total	$46,132,187	$219,035,974	$29,599	$265,197,760

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$16,270

Total		$16,270

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(624)

Total		$(624)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$34,530	$34,530

Total	$34,530	$34,530

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$17,723	$17,723

Total	$17,723	$17,723

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$146,000
Average settlement value sold — in USD	720,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase	$16,270	$(624)	$—	$15,646

Total	$16,270	$(624)	$—	$15,646

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase	$624	$(624)	$—	$—

Total	$624	$(624)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$101,947,330
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$91,612,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,145,416
Aggregate gross unrealized depreciation	(8,757,420)

Net unrealized depreciation	$(5,612,004)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$270,809,764

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $270,441,004)	$265,182,114
Cash	2,666,480
Foreign cash (Cost $3,353)	3,034
Dividends, interest and other receivables	3,774,624
Receivable for securities sold	858,245
Receivable for Portfolio shares sold	66,510
Securities lending income receivable	17,065
Unrealized appreciation on forward foreign currency contracts	16,270
Other assets	1,080

Total assets	272,585,422

LIABILITIES
Payable for return of collateral on securities loaned	22,681,007
Payable for Portfolio shares repurchased	146,654
Investment management fees payable	108,145
Administrative fees payable	26,386
Distribution fees payable – Class IB	16,409
Unrealized depreciation on forward foreign currency contracts	624
Accrued expenses	82,994

Total liabilities	23,062,219

Commitments and contingent liabilities^
NET ASSETS	$249,523,203

Net assets were comprised of:
Paid in capital	$278,357,608
Total distributable earnings (loss)	(28,834,405)

Net assets	$249,523,203

Class IB
Net asset value, offering and redemption price per share, $78,219,772 / 8,855,460 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.83

Class K
Net asset value, offering and redemption price per share, $171,303,431 / 19,397,261 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.83

(x)	Includes value of securities on loan of $34,594,066.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$15,306,144
Dividends	1,572,928
Securities lending (net)	173,026

Total income	17,052,098

EXPENSES
Investment management fees	1,458,499
Administrative fees	305,507
Distribution fees – Class IB	173,476
Custodian fees	87,200
Professional fees	77,525
Printing and mailing expenses	31,544
Trustees’ fees	7,945
Miscellaneous	31,575

Gross expenses	2,173,271
Less: Waiver from investment manager	(176,603)

Net expenses	1,996,668

NET INVESTMENT INCOME (LOSS)	15,055,430

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,562,383)
Forward foreign currency contracts	34,530
Foreign currency transactions	1,679

Net realized gain (loss)	(1,526,174)

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,692,366
Forward foreign currency contracts	17,723
Foreign currency translations	(208)

Net change in unrealized appreciation (depreciation)	4,709,881

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,183,707

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,239,137

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,055,430	$13,622,368
Net realized gain (loss)	(1,526,174)	(5,204,727)
Net change in unrealized appreciation (depreciation)	4,709,881	17,708,338

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,239,137	26,125,979

Distributions to shareholders:
Class IB	(4,567,868)	(3,600,953)
Class K	(10,541,458)	(10,169,293)

Total distributions to shareholders	(15,109,326)	(13,770,246)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,569,702 and 1,544,224 shares, respectively ]	23,263,065	13,337,265
Capital shares issued in reinvestment of dividends [ 513,974 and 416,670 shares, respectively ]	4,567,868	3,600,953
Capital shares repurchased [ (1,421,792) and (1,035,150) shares, respectively ]	(12,820,906)	(8,923,137)

Total Class IB transactions	15,010,027	8,015,081

Class K
Capital shares sold [ 1,250,821 and 1,460,806 shares, respectively ]	11,118,033	12,618,721
Capital shares issued in reinvestment of dividends [ 1,186,482 and 1,177,170 shares, respectively ]	10,541,458	10,169,293
Capital shares repurchased [ (2,507,161) and (2,300,471) shares, respectively ]	(22,777,627)	(19,964,696)

Total Class K transactions	(1,118,136)	2,823,318

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,891,891	10,838,399

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,021,702	23,194,132
NET ASSETS:
Beginning of year	232,501,501	209,307,369

End of year	$249,523,203	$232,501,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.72	$8.24	$9.70	$9.75	$9.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.54	0.52	0.46	0.43	0.46
Net realized and unrealized gain (loss)	0.12	0.50	(1.45)	(0.05)	0.16

Total from investment operations	0.66	1.02	(0.99)	0.38	0.62

Less distributions:
Dividends from net investment income	(0.55)	(0.54)	(0.47)	(0.43)	(0.47)

Net asset value, end of year	$8.83	$8.72	$8.24	$9.70	$9.75

Total return	7.56%	12.39%	(10.30)%	3.95%	6.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$78,220	$62,748	$51,671	$57,218	$46,783
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.07%	1.07%	1.06%	1.04%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	6.02%	5.98%	5.14%	4.31%	4.79%
Before waivers (f)	5.94%	5.91%	5.08%	4.26%	4.71%
Portfolio turnover rate^	39%	26%	26%	53%	67%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.72	$8.24	$9.69	$9.74	$9.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.57	0.54	0.48	0.45	0.48
Net realized and unrealized gain (loss)	0.12	0.50	(1.44)	(0.05)	0.16

Total from investment operations	0.69	1.04	(0.96)	0.40	0.64

Less distributions:
Dividends from net investment income	(0.58)	(0.56)	(0.49)	(0.45)	(0.49)

Net asset value, end of year	$8.83	$8.72	$8.24	$9.69	$9.74

Total return	7.83%	12.66%	(9.99)%	4.19%	6.74%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$171,303	$169,753	$157,636	$186,707	$171,719
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (f)	0.82%	0.82%	0.81%	0.79%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	6.26%	6.22%	5.38%	4.56%	5.04%
Before waivers (f)	6.19%	6.15%	5.32%	4.51%	4.96%
Portfolio turnover rate^	39%	26%	26%	53%	67%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	1,991	$61,064
ATN International, Inc.	2,057	34,578
Bandwidth, Inc., Class A*	4,825	82,122
IDT Corp., Class B	2,994	142,275

		320,039

Entertainment (0.8%)
CuriosityStream, Inc.	5,527	8,456
Gaia, Inc., Class A*	2,093	9,398
Golden Matrix Group, Inc. (x)*	4,137	8,191
IMAX Corp.*	45,394	1,162,086
Kartoon Studios, Inc. (x)*	6,534	3,855
LiveOne, Inc. (x)*	14,227	20,914
Marcus Corp. (The)	4,558	97,997
Mega Matrix, Inc. (x)*	6,451	8,967
Playstudios, Inc.*	16,867	31,373
PodcastOne, Inc.*	1,197	2,645
Reading International, Inc., Class A (x)*	4,270	5,636
Reservoir Media, Inc.*	3,810	34,481
Skillz, Inc., Class A (x)*	3,088	15,533

		1,409,532

Interactive Media & Services (1.5%)
DHI Group, Inc.*	8,451	14,958
EverQuote, Inc., Class A*	4,891	97,771
fuboTV, Inc. (x)*	62,583	78,855
GameSquare Holdings, Inc.*	4,421	3,669
Grindr, Inc.*	100,593	1,794,579
IZEA Worldwide, Inc.*	3,163	8,698
MediaAlpha, Inc., Class A*	5,810	65,595
Nextdoor Holdings, Inc.*	33,803	80,113
Outbrain, Inc.*	7,551	54,216
Paltalk, Inc.*	1,257	2,501
PSQ Holdings, Inc.*	716	3,251
QuinStreet, Inc.*	10,432	240,666
System1, Inc. (x)*	3,731	3,352
Travelzoo*	1,250	24,938
TrueCar, Inc.*	16,666	62,164
Zedge, Inc., Class B*	2,242	6,031

		2,541,357

Media (0.5%)
Boston Omaha Corp., Class A*	4,854	68,830
Cardlytics, Inc. (x)*	7,867	29,187
Clear Channel Outdoor Holdings, Inc.*	69,083	94,644
comScore, Inc.*	844	4,929
Creative Realities, Inc.*	1,110	2,719
Cumulus Media, Inc., Class A (x)*	2,630	1,717
Direct Digital Holdings, Inc., Class A*	477	758
Emerald Holding, Inc.	2,998	14,450
Entravision Communications Corp., Class A	12,147	28,545
EW Scripps Co. (The), Class A*	11,892	26,281
Fluent, Inc.*	1,084	2,732
Gambling.com Group Ltd.*	3,491	49,153
Gannett Co., Inc.*	27,548	139,393
Harte Hanks, Inc.*	1,259	6,484
iHeartMedia, Inc., Class A*	20,711	41,008
Innovid Corp.*	20,777	64,201
Lee Enterprises, Inc. (x)*	1,120	16,554
Marchex, Inc., Class B*	4,459	7,803
National CineMedia, Inc.*	13,615	90,404
Saga Communications, Inc., Class A	766	8,449
SPAR Group, Inc.*	2,134	4,140
Thryv Holdings, Inc.*	7,196	106,501
Townsquare Media, Inc., Class A	2,530	22,998
Urban One, Inc.*	2,132	2,121
WideOpenWest, Inc.*	9,819	48,702

		882,703

Wireless Telecommunication Services (0.1%)
Spok Holdings, Inc.	3,584	57,523
SurgePays, Inc.*	2,896	5,155

		62,678

Total Communication Services		5,216,309

Consumer Discretionary (8.4%)
Automobile Components (0.1%)
Cooper-Standard Holdings, Inc.*	3,293	44,653
Holley, Inc.*	8,854	26,739
Motorcar Parts of America, Inc.*	3,718	28,257
Solid Power, Inc. (x)*	30,266	57,203
Stoneridge, Inc.*	5,336	33,457
Strattec Security Corp.*	713	29,375
Superior Industries International, Inc.*	4,239	8,647
Sypris Solutions, Inc. (x)*	2,083	3,708

		232,039

Automobiles (0.0%)†
Canoo, Inc. (x)*	611	861
Cenntro, Inc. (x)*	4,730	5,061
Envirotech Vehicles, Inc. (x)*	2,347	2,840
Mullen Automotive, Inc. (x)*	1,790	2,148

		10,910

Broadline Retail (0.1%)
1stdibs.com, Inc.*	4,962	17,566
ContextLogic, Inc., Class A (x)*	4,703	33,062
Groupon, Inc. (x)*	4,581	55,659

		106,287

Distributors (0.1%)
A-Mark Precious Metals, Inc. (x)	3,424	93,817
Weyco Group, Inc.	1,196	44,910

		138,727

Diversified Consumer Services (3.9%)
Allurion Technologies, Inc.(x)*	2,763	1,188
American Public Education, Inc.*	3,181	68,614
Beachbody Co., Inc. (The)*	640	3,936
Carriage Services, Inc., Class A	2,750	109,588
Legacy Education, Inc.*	631	5,250
Lincoln Educational Services Corp.*	5,658	89,510
Nerdy, Inc. (x)*	14,982	24,271
OneSpaWorld Holdings Ltd.	104,437	2,078,296
Perdoceo Education Corp.	10,632	281,429
Stride, Inc.*	12,596	1,309,102
Universal Technical Institute, Inc.*	98,806	2,540,302

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Wag! Group Co. (x)*	4,800	$1,144
WW International, Inc.*	16,011	20,334

		6,532,964

Hotels, Restaurants & Leisure (1.7%)
Ark Restaurants Corp.	437	4,807
Biglari Holdings, Inc., Class B (x)*	144	36,618
BJ’s Restaurants, Inc.*	3,694	129,789
Canterbury Park Holding Corp.	667	14,014
Century Casinos, Inc.*	5,461	17,694
Denny’s Corp.*	9,945	60,167
El Pollo Loco Holdings, Inc.*	4,997	57,665
Empire Resorts, Inc. (r)*	797	—
FAT Brands, Inc., Class A (x)	1,087	5,783
Full House Resorts, Inc.*	6,401	26,116
GAN Ltd.*	8,496	15,463
Golden Entertainment, Inc.	3,843	121,439
Inspired Entertainment, Inc.*	4,303	38,942
Kura Sushi USA, Inc., Class A (x)*	1,157	104,801
Lindblad Expeditions Holdings, Inc.*	7,132	84,585
Nathan’s Famous, Inc.	555	43,629
Noodles & Co., Class A*	7,314	4,233
ONE Group Hospitality, Inc. (The)*	4,170	12,093
Pinstripes Holdings, Inc. (x)*	4,316	1,705
PlayAGS, Inc.*	7,575	87,340
Potbelly Corp.*	5,346	50,359
RCI Hospitality Holdings, Inc.	1,652	94,940
Red Robin Gourmet Burgers, Inc. (x)*	3,019	16,574
Serve Robotics, Inc. (x)*	2,072	27,972
Sweetgreen, Inc., Class A*	53,398	1,711,940
Vacasa, Inc., Class A (x)*	1,650	8,085

		2,776,753

Household Durables (0.5%)
Bassett Furniture Industries, Inc.	1,659	22,944
Beazer Homes USA, Inc.*	5,698	156,467
Ethan Allen Interiors, Inc.	4,433	124,612
Flexsteel Industries, Inc.	897	48,743
GoPro, Inc., Class A*	24,211	26,390
Hamilton Beach Brands Holding Co., Class A	1,622	27,298
Hooker Furnishings Corp.	2,173	30,444
Hovnanian Enterprises, Inc., Class A*	971	129,939
iRobot Corp. (x)*	5,833	45,206
Landsea Homes Corp.*	3,518	29,868
Legacy Housing Corp.*	2,200	54,296
Lifetime Brands, Inc.	2,448	14,468
Live Ventures, Inc.*	195	1,819
Lovesac Co. (The)*	2,758	65,254
Purple Innovation, Inc., Class A*	11,333	8,840
Traeger, Inc.*	6,647	15,886
United Homes Group, Inc.*	1,062	4,492
Universal Electronics, Inc.*	2,196	24,156
VOXX International Corp., Class A (x)*	2,118	15,631

		846,753

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	2,533	38,603
AMMO, Inc.*	17,757	19,533
Clarus Corp.	5,693	25,675
Escalade, Inc.	1,956	27,932
Funko, Inc., Class A*	6,085	81,478
JAKKS Pacific, Inc.*	1,565	44,055
Johnson Outdoors, Inc., Class A (x)	930	30,690
Latham Group, Inc.*	7,929	55,186
Marine Products Corp.	1,780	16,323
MasterCraft Boat Holdings, Inc.*	3,204	61,100
Smith & Wesson Brands, Inc.	8,735	88,267
Solo Brands, Inc., Class A (x)*	4,829	5,505

		494,347

Specialty Retail (1.6%)
1-800-Flowers.com, Inc., Class A (x)*	4,974	40,638
aka Brands Holding Corp. (x)*	96	1,797
America’s Car-Mart, Inc.*	1,390	71,238
BARK, Inc. (x)*	25,456	46,839
Big 5 Sporting Goods Corp.	4,121	7,377
Build-A-Bear Workshop, Inc.	2,442	112,430
Caleres, Inc.	6,655	154,130
CarParts.com, Inc.*	10,854	11,722
Cato Corp. (The), Class A	3,389	13,217
Children’s Place, Inc. (The) (x)*	951	9,947
Citi Trends, Inc.*	1,217	31,946
Destination XL Group, Inc.*	10,738	28,885
Duluth Holdings, Inc., Class B*	2,768	8,553
Envela Corp.*	1,291	9,269
Genesco, Inc.*	2,060	88,065
Grove Collaborative Holdings*	5,048	7,017
GrowGeneration Corp. (x)*	11,105	18,767
Haverty Furniture Cos., Inc.	2,931	65,244
J Jill, Inc.	1,172	32,371
Lands’ End, Inc.*	2,695	35,412
Lazydays Holdings, Inc. (x)*	1,301	1,243
Lulu’s Fashion Lounge Holdings, Inc. (x)*	3,542	4,002
MarineMax, Inc.*	4,180	121,011
OneWater Marine, Inc., Class A*	2,338	40,634
PetMed Express, Inc. (x)*	3,756	18,104
RealReal, Inc. (The) (x)*	19,674	215,037
Rent the Runway, Inc., Class A*	576	4,896
RumbleON, Inc., Class B (x)*	3,658	19,863
Shoe Carnival, Inc.	3,459	114,424
Sleep Number Corp.*	4,212	64,191
Sportsman’s Warehouse Holdings, Inc.*	7,117	19,002
Stitch Fix, Inc., Class A*	19,676	84,804
Tandy Leather Factory, Inc.*	818	3,886
ThredUp, Inc., Class A*	16,387	22,778
Tile Shop Holdings, Inc.*	5,434	37,658
Tilly’s, Inc., Class A*	3,049	12,958
Torrid Holdings, Inc. (x)*	3,828	20,020
Warby Parker, Inc., Class A*	35,075	849,166
Winmark Corp.	571	224,443
Zumiez, Inc.*	3,014	57,778

		2,730,762

Textiles, Apparel & Luxury Goods (0.1%)
Crown Crafts, Inc.	1,742	7,804
Culp, Inc.*	2,105	12,356
Jerash Holdings US, Inc.	1,177	4,013
Lakeland Industries, Inc.	1,372	35,055
Movado Group, Inc.	2,956	58,174
Rocky Brands, Inc.	1,427	32,536
Superior Group of Cos., Inc.	2,538	41,953

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Unifi, Inc.*	2,687	$16,794
Vera Bradley, Inc.*	4,647	18,263

		226,948

Total Consumer Discretionary		14,096,490

Consumer Staples (5.5%)
Beverages (1.2%)
Vita Coco Co., Inc. (The)*	54,074	1,995,871

Consumer Staples Distribution & Retail (2.1%)
Chefs’ Warehouse, Inc. (The)*	34,083	1,680,973
HF Foods Group, Inc.*	7,744	24,858
Natural Grocers by Vitamin Cottage, Inc.	42,365	1,682,738
SpartanNash Co.	6,568	120,326
Village Super Market, Inc., Class A	1,712	54,596

		3,563,491

Food Products (1.4%)
Alico, Inc.	1,397	36,224
Bridgford Foods Corp.*	296	3,111
Calavo Growers, Inc.	3,253	82,952
Farmer Bros Co.*	3,021	5,438
Forafric Global plc*	945	9,686
Lifeway Foods, Inc.*	867	21,502
Limoneira Co.	3,230	79,006
Mama’s Creations, Inc.*	6,425	51,143
Seneca Foods Corp., Class A*	917	72,681
SunOpta, Inc.*	18,400	141,680
Vital Farms, Inc.*	49,171	1,853,255

		2,356,678

Household Products (0.1%)
Oil-Dri Corp. of America	962	84,310

Personal Care Products (0.6%)
AXIL Brands, Inc.*	672	2,594
Beauty Health Co. (The) (x)*	13,955	22,188
FitLife Brands, Inc.*	299	9,747
Honest Co., Inc. (The)*	15,985	110,776
Lifevantage Corp.	1,915	33,570
Medifast, Inc.*	2,103	37,055
Natural Alternatives International, Inc.*	842	3,612
Natural Health Trends Corp.	1,508	6,967
Nature’s Sunshine Products, Inc.*	2,508	36,767
Oddity Tech Ltd., Class A*	18,895	793,968
Safety Shot, Inc. (x)*	8,481	6,106
United-Guardian, Inc.	544	5,250
Veru, Inc. (x)*	25,143	16,356

		1,084,956

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	3,634	18,279
Turning Point Brands, Inc.	3,345	201,035

		219,314

Total Consumer Staples		9,304,620

Energy (2.0%)
Energy Equipment & Services (0.7%)
Bristow Group, Inc., Class A*	4,784	164,091
Dawson Geophysical Co.	1,144	1,499
DMC Global, Inc.*	3,808	27,989
Drilling Tools International Corp. (x)*	2,265	7,407
Energy Services of America Corp.	2,195	27,701
Forum Energy Technologies, Inc.*	2,337	36,200
Geospace Technologies Corp. (x)*	2,434	24,389
Gulf Island Fabrication, Inc.*	2,620	17,842
KLX Energy Services Holdings, Inc.*	2,778	13,834
Mammoth Energy Services, Inc. (x)*	4,679	14,037
Natural Gas Services Group, Inc.*	2,073	55,556
NCS Multistage Holdings, Inc.*	154	3,998
Nine Energy Service, Inc. (x)*	4,129	4,624
NPK International, Inc.*	16,343	125,351
Oil States International, Inc.*	11,726	59,334
Profire Energy, Inc.*	6,982	17,734
Ranger Energy Services, Inc., Class A	3,051	47,229
SEACOR Marine Holdings, Inc.*	4,717	30,944
Select Water Solutions, Inc., Class A	17,766	235,222
Smart Sand, Inc.	5,669	12,755
Solaris Energy Infrastructure, Inc., Class A	4,899	140,993
TETRA Technologies, Inc.*	24,481	87,642

		1,156,371

Oil, Gas & Consumable Fuels (1.3%)
Adams Resources & Energy, Inc.	502	18,951
Aemetis, Inc. (x)*	7,203	19,376
American Carbon Corp. (x)*	2,898	—
American Resources Corp. (x)*	9,165	9,257
Amplify Energy Corp.*	7,682	46,092
Ardmore Shipping Corp.	8,074	98,099
Battalion Oil Corp.*	769	1,323
Berry Corp.	14,961	61,789
Centrus Energy Corp., Class A (x)*	2,828	188,373
Clean Energy Technologies, Inc.*	2,220	1,361
Diversified Energy Co. plc (m)(x)	9,136	153,485
Empire Petroleum Corp.*	3,052	23,195
Encore Energy Corp. (x)*	35,327	120,465
Energy Fuels, Inc. (x)*	36,680	188,168
Epsilon Energy Ltd.	4,138	25,697
Evolution Petroleum Corp. (x)	6,227	32,567
FutureFuel Corp.	5,149	27,238
Granite Ridge Resources, Inc.	10,238	66,138
Hallador Energy Co.*	4,940	56,563
Kolibri Global Energy, Inc.*	5,897	31,372
Lightbridge Corp. (x)*	2,759	13,050
NACCO Industries, Inc., Class A	804	23,975
Nordic American Tankers Ltd.	39,645	99,113
PHX Minerals, Inc.	6,882	27,528
PrimeEnergy Resources Corp.*	138	30,303
REX American Resources Corp.*	2,992	124,737
Riley Exploration Permian, Inc.	2,195	70,064
Ring Energy, Inc. (x)*	28,687	39,014
Sable Offshore Corp. (x)*	9,819	224,855
SandRidge Energy, Inc.	6,094	71,361
Stabilis Solutions, Inc. (x)*	522	2,793
Teekay Corp. Ltd.	10,683	74,033
Ur-Energy, Inc.*	68,102	78,317
US Energy Corp.*	1,547	2,522
VAALCO Energy, Inc.	20,233	88,418
Verde Clean Fuels, Inc.*	627	2,549
Vivakor, Inc.(x)*	2,296	2,755

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
W&T Offshore, Inc. (x)	19,428	$32,250

		2,177,146

Total Energy		3,333,517

Financials (13.8%)
Banks (8.1%)
1895 Bancorp of Wisconsin, Inc.*	1,038	10,338
ACNB Corp.	1,620	64,525
Affinity Bancshares, Inc.*	834	14,595
Amalgamated Financial Corp.	3,485	116,643
Amerant Bancorp, Inc., Class A	7,140	160,007
AmeriServ Financial, Inc.	3,016	7,902
Ames National Corp.	1,732	28,457
Arrow Financial Corp.	3,212	92,217
Auburn National Bancorp, Inc.	445	10,453
Bancorp, Inc. (The)*	482	25,368
Bank First Corp.	1,903	188,568
Bank of Marin Bancorp	3,052	72,546
Bank of the James Financial Group, Inc.	773	11,835
Bank7 Corp.	788	36,768
BankFinancial Corp.	1,876	23,816
Bankwell Financial Group, Inc.	1,257	39,156
Bar Harbor Bankshares	2,941	89,936
BayCom Corp.	2,056	55,183
Bayfirst Financial Corp.	653	8,567
BCB Bancorp, Inc.	2,880	34,099
Blue Foundry Bancorp*	4,079	40,015
Blue Ridge Bankshares, Inc.*	10,101	32,525
Bogota Financial Corp.*	870	6,412
Bridgewater Bancshares, Inc.*	3,880	52,419
Broadway Financial Corp.*	755	5,172
Burke & Herbert Financial Services Corp.	2,644	164,880
Business First Bancshares, Inc.	4,688	120,482
BV Financial, Inc.*	1,914	32,959
Byline Bancorp, Inc.	6,052	175,508
C&F Financial Corp.	608	43,320
California Bancorp*	4,730	78,234
Camden National Corp.	2,829	120,911
Capital Bancorp, Inc.	1,809	51,557
Capital City Bank Group, Inc.	2,728	99,981
Carter Bankshares, Inc.*	4,502	79,190
Catalyst Bancorp, Inc.*	788	9,275
CB Financial Services, Inc.	922	26,351
Central Pacific Financial Corp.	5,121	148,765
Central Plains Bancshares, Inc.*	621	9,290
CF Bankshares, Inc.	721	18,414
CFSB Bancorp, Inc.*	485	3,264
Chemung Financial Corp.	641	31,287
ChoiceOne Financial Services, Inc.	1,623	57,844
Citizens & Northern Corp.	2,916	54,238
Citizens Community Bancorp, Inc.	1,957	31,880
Citizens Financial Services, Inc. (x)	877	55,523
Civista Bancshares, Inc.	2,989	62,889
CNB Financial Corp.	4,038	100,385
Coastal Financial Corp.*	2,229	189,264
Colony Bankcorp, Inc.	3,214	51,874
Community Trust Bancorp, Inc.	2,996	158,878
Community West Bancshares	3,317	64,250
ConnectOne Bancorp, Inc.	7,046	161,424
CrossFirst Bankshares, Inc.*	8,842	133,956
Dime Community Bancshares, Inc.	6,908	212,317
Eagle Bancorp Montana, Inc.	1,467	22,489
ECB Bancorp, Inc.*	1,560	23,150
Enterprise Bancorp, Inc.	1,937	76,589
Equity Bancshares, Inc., Class A	2,789	118,309
Esquire Financial Holdings, Inc.	1,386	110,187
ESSA Bancorp, Inc.	1,667	32,506
Evans Bancorp, Inc.	1,037	44,902
Farmers & Merchants Bancorp, Inc.	2,526	74,391
Farmers National Banc Corp.	7,116	101,190
Fidelity D&D Bancorp, Inc.	927	45,238
Financial Institutions, Inc.	2,954	80,615
Finward Bancorp	791	22,235
Finwise Bancorp*	2,008	32,088
First Bancorp, Inc. (The)	2,112	57,763
First Bancshares, Inc. (The)	5,913	206,955
First Bank	4,117	57,926
First Business Financial Services, Inc.	1,534	71,009
First Capital, Inc.	641	20,448
First Community Bankshares, Inc.	3,366	140,160
First Community Corp.	1,467	35,208
First Financial Corp.	2,233	103,142
First Financial Northwest, Inc.	1,362	29,555
First Foundation, Inc.	12,301	76,389
First Guaranty Bancshares, Inc.	1,170	13,291
First Internet Bancorp	1,573	56,612
First Mid Bancshares, Inc.	4,453	163,959
First National Corp.	1,036	23,838
First Northwest Bancorp	1,508	15,382
First of Long Island Corp. (The)	4,199	49,044
First Savings Financial Group, Inc.	1,104	29,322
First Seacoast Bancorp*	871	8,693
First United Corp.	1,160	39,104
First US Bancshares, Inc.	997	12,482
First Western Financial, Inc.*	1,577	30,830
Five Star Bancorp	3,293	99,086
Flushing Financial Corp.	5,354	76,455
Franklin Financial Services Corp.	807	24,129
FS Bancorp, Inc.	1,310	53,789
FVCBankcorp, Inc.*	3,222	40,501
German American Bancorp, Inc.	5,554	223,382
Great Southern Bancorp, Inc.	1,693	101,072
Greene County Bancorp, Inc.	1,365	37,838
Guaranty Bancshares, Inc.	1,579	54,633
Hanmi Financial Corp.	5,819	137,445
Hanover Bancorp, Inc.	1,079	24,876
HarborOne Bancorp, Inc.	7,423	87,814
Hawthorn Bancshares, Inc.	1,037	29,399
HBT Financial, Inc.	2,494	54,619
Heritage Commerce Corp.	11,645	109,230
Hingham Institution For Savings (The) (x)	306	77,767
Home Bancorp, Inc.	1,372	63,400
Home Federal Bancorp, Inc. of Louisiana	492	6,199
HomeStreet, Inc.*	3,559	40,644
HomeTrust Bancshares, Inc.	2,891	97,369
Horizon Bancorp, Inc.	8,435	135,888
IF Bancorp, Inc.	475	10,915
Independent Bank Corp.	3,908	136,116

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Investar Holding Corp.	1,822	$40,011
John Marshall Bancorp, Inc.	2,462	49,437
Kearny Financial Corp.	10,518	74,467
Kentucky First Federal Bancorp*	601	1,803
Lake Shore Bancorp, Inc.	333	4,562
Landmark Bancorp, Inc.	939	22,545
LCNB Corp.	2,606	39,429
LINKBANCORP, Inc.	4,354	32,568
Magyar Bancorp, Inc.	1,162	16,837
MainStreet Bancshares, Inc.	1,345	24,344
Mercantile Bank Corp.	3,083	137,163
Meridian Corp.	1,844	25,281
Metrocity Bankshares, Inc.	3,649	116,586
Metropolitan Bank Holding Corp.*	2,050	119,720
Mid Penn Bancorp, Inc.	2,918	84,155
Middlefield Banc Corp. (x)	1,428	40,055
Midland States Bancorp, Inc.	3,984	97,210
MidWestOne Financial Group, Inc.	3,480	101,338
MVB Financial Corp.	2,229	46,140
National Bankshares, Inc.	1,134	32,557
NB Bancorp, Inc.*	7,581	136,913
Nicolet Bankshares, Inc.	2,626	275,494
Northeast Bank	1,350	123,836
Northeast Community Bancorp, Inc.	2,393	58,533
Northfield Bancorp, Inc.	7,444	86,499
Northrim Bancorp, Inc.	1,039	80,980
Norwood Financial Corp.	1,431	38,930
NSTS Bancorp, Inc. (x)*	998	11,537
Oak Valley Bancorp	1,324	38,727
Ohio Valley Banc Corp.	831	20,119
Old Point Financial Corp.	681	17,747
Old Second Bancorp, Inc.	8,472	150,632
OP Bancorp	2,366	37,406
OptimumBank Holdings, Inc.*	1,671	7,954
Orange County Bancorp, Inc.	1,018	56,570
Origin Bancorp, Inc.	5,703	189,853
Orrstown Financial Services, Inc.	3,623	132,638
Parke Bancorp, Inc.	2,054	42,128
Pathfinder Bancorp, Inc.	600	10,236
PB Bankshares, Inc.*	440	6,688
PCB Bancorp	2,159	43,698
Peapack-Gladstone Financial Corp.	3,245	104,002
Penns Woods Bancorp, Inc.	1,429	43,427
Peoples Bancorp of North Carolina, Inc.	857	26,781
Peoples Bancorp, Inc.	6,726	213,147
Peoples Financial Services Corp.	1,801	92,175
Pioneer Bancorp, Inc.*	2,408	27,740
Plumas Bancorp	1,080	51,041
Ponce Financial Group, Inc.*	3,738	48,594
Preferred Bank	2,063	178,202
Premier Financial Corp.	6,888	176,126
Primis Financial Corp.	4,000	46,640
Princeton Bancorp, Inc.	1,001	34,464
Provident Bancorp, Inc.*	3,078	35,089
Provident Financial Holdings, Inc.	959	15,258
QCR Holdings, Inc.	3,186	256,919
RBB Bancorp	3,216	65,896
Red River Bancshares, Inc.	914	49,338
Republic Bancorp, Inc., Class A	1,634	114,168
Rhinebeck Bancorp, Inc.*	707	6,815
Richmond Mutual Bancorp, Inc.	1,879	26,588
Riverview Bancorp, Inc.	4,137	23,746
SB Financial Group, Inc.	1,166	24,381
Shore Bancshares, Inc.	5,981	94,799
Sierra Bancorp	2,586	74,787
SmartFinancial, Inc.	3,069	95,078
Sound Financial Bancorp, Inc.	340	17,901
South Plains Financial, Inc.	2,331	81,002
Southern First Bancshares, Inc.*	1,547	61,493
Southern Missouri Bancorp, Inc.	1,874	107,511
Southern States Bancshares, Inc.	1,636	54,495
SR Bancorp, Inc. (x)*	1,751	20,854
Stellar Bancorp, Inc.	9,552	270,799
Sterling Bancorp, Inc.*	4,353	20,720
Summit State Bank	1,126	8,603
Territorial Bancorp, Inc.	1,364	13,272
Texas Community Bancshares, Inc.	436	6,597
Third Coast Bancshares, Inc.*	2,215	75,199
Timberland Bancorp, Inc.	1,503	45,857
TrustCo Bank Corp.	3,599	119,883
Union Bankshares, Inc.	804	23,244
United Bancorp, Inc.	920	11,850
United Security Bancshares	2,762	27,896
Unity Bancorp, Inc.	1,403	61,185
Univest Financial Corp.	5,625	165,994
USCB Financial Holdings, Inc.	2,074	36,814
Village Bank and Trust Financial Corp.	115	8,976
Virginia National Bankshares Corp.	913	34,877
Washington Trust Bancorp, Inc.	3,305	103,612
West Bancorp, Inc.	3,159	68,392
Western New England Bancorp, Inc.	3,756	34,555
William Penn Bancorp	1,549	18,588

		13,622,175

Capital Markets (0.9%)
AlTi Global, Inc. (x)*	6,469	28,528
Bakkt Holdings, Inc., Class A (x)*	1,009	24,993
Binah Capital Group, Inc. (x)*	1,107	3,255
Diamond Hill Investment Group, Inc.	522	80,962
Ellington Credit Co. (REIT) (x)	4,628	30,637
Forge Global Holdings, Inc. (x)*	22,140	20,610
Great Elm Group, Inc.*	3,025	5,475
Hennessy Advisors, Inc.	890	11,241
Heritage Global, Inc.*	6,544	12,106
MarketWise, Inc.	7,095	4,027
Marygold Cos., Inc. (The)*	2,431	4,279
MDB Capital Holdings LLC, Class A*	831	5,235
Piper Sandler Cos.	3,956	1,186,602
Siebert Financial Corp.*	2,773	8,763
Silvercrest Asset Management Group, Inc., Class A	1,903	34,996
Value Line, Inc.	154	8,131
Westwood Holdings Group, Inc.	1,611	23,376

		1,493,216

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	1,061	59,183
Consumer Portfolio Services, Inc. (x)*	1,692	18,375
Dave, Inc.*	1,566	136,117
Katapult Holdings, Inc.*	501	3,389
LendingTree, Inc.*	1,951	75,601
Medallion Financial Corp.	3,703	34,771
Moneylion, Inc.*	1,676	144,153

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
NerdWallet, Inc., Class A*	6,846	$91,052
Old Market Capital Corp.*	936	6,009
Oportun Financial Corp.*	6,674	25,895
OppFi, Inc. (x)	3,609	27,645
Regional Management Corp.	1,614	54,844
World Acceptance Corp.*	678	76,234

		753,268

Financial Services (2.5%)
Acacia Research Corp.*	7,383	32,042
Alerus Financial Corp.	4,339	83,482
Banco Latinoamericano de Comercio Exterior SA, Class E	5,355	190,477
Cantaloupe, Inc.*	11,407	108,481
Cass Information Systems, Inc.	2,654	108,575
I3 Verticals, Inc., Class A*	4,447	102,459
International Money Express, Inc.*	6,134	127,771
NewtekOne, Inc.	4,718	60,249
Onity Group, Inc.*	1,246	38,265
Paymentus Holdings, Inc., Class A*	55,362	1,808,677
Payoneer Global, Inc.*	127,285	1,277,941
Paysign, Inc.*	6,384	19,280
Priority Technology Holdings, Inc.*	3,545	41,654
Security National Financial Corp., Class A*	2,639	31,747
Sezzle, Inc. (x)*	454	116,133
SWK Holdings Corp.*	637	10,103
Usio, Inc.*	4,797	7,004
Velocity Financial, Inc.*	1,754	34,308
Waterstone Financial, Inc.	3,159	42,457
XBP Europe Holdings, Inc. (x)*	5,489	5,983

		4,247,088

Insurance (1.0%)
Ambac Financial Group, Inc.*	8,753	110,725
American Coastal Insurance Corp.*	4,717	63,491
Atlantic American Corp.	194	291
Bowhead Specialty Holdings, Inc.*	2,233	79,316
Citizens, Inc., Class A (x)*	9,993	40,072
Crawford & Co., Class A	2,964	34,264
Donegal Group, Inc., Class A	2,965	45,869
eHealth, Inc.*	5,645	53,063
Fundamental Global, Inc.*	123	2,859
GoHealth, Inc., Class A*	893	11,957
Greenlight Capital Re Ltd., Class A*	5,369	75,166
HCI Group, Inc. (x)	1,612	187,846
Heritage Insurance Holdings, Inc.*	4,474	54,135
Hippo Holdings, Inc. (x)*	3,954	105,849
ICC Holdings, Inc.*	396	9,211
Investors Title Co.	279	66,056
James River Group Holdings Ltd.	7,143	34,786
Kingstone Cos., Inc.*	1,945	29,545
Kingsway Financial Services, Inc.*	2,541	21,268
Maiden Holdings Ltd.*	17,240	29,136
MBIA, Inc.*	8,716	56,305
NI Holdings, Inc.*	1,534	24,084
Root, Inc., Class A*	1,698	123,258
Selectquote, Inc.*	26,956	100,276
Tiptree, Inc., Class A	4,922	102,673
United Fire Group, Inc.	4,089	116,332
Universal Insurance Holdings, Inc.	4,589	96,644

		1,674,477

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)*	1,310	21,156
Advanced Flower Capital, Inc. (REIT)	3,295	27,447
AG Mortgage Investment Trust, Inc. (REIT)	5,625	37,406
Angel Oak Mortgage REIT, Inc. (REIT)	2,308	21,418
Ares Commercial Real Estate Corp. (REIT) (x)	10,603	62,452
ARMOUR Residential REIT, Inc. (REIT) (x)	10,895	205,480
Cherry Hill Mortgage Investment Corp. (REIT)	5,922	15,634
Chicago Atlantic Real Estate Finance, Inc. (REIT)	3,471	53,523
Dynex Capital, Inc. (REIT) (x)	15,339	194,038
Ellington Financial, Inc. (REIT) (x)	16,451	199,386
Franklin BSP Realty Trust, Inc. (REIT)	16,198	203,123
Granite Point Mortgage Trust, Inc. (REIT)	9,750	27,203
Invesco Mortgage Capital, Inc. (REIT) (x)	10,625	85,531
Lument Finance Trust, Inc. (REIT)	5,986	15,444
Manhattan Bridge Capital, Inc. (REIT)	1,766	9,907
Nexpoint Real Estate Finance, Inc. (REIT)	1,591	24,963
Orchid Island Capital, Inc. (REIT) (x)	15,187	118,155
Rithm Property Trust, Inc. (REIT)	7,534	22,376
Sachem Capital Corp. (REIT) (x)	8,460	11,421
Seven Hills Realty Trust (REIT)	2,539	33,210
Sunrise Realty Trust, Inc. (REIT)	1,182	16,643

		1,405,916

Total Financials		23,196,140

Health Care (28.2%)
Biotechnology (16.7%)
2seventy bio, Inc. (x)*	9,542	28,053
4D Molecular Therapeutics, Inc.*	9,804	54,608
89bio, Inc.*	16,185	126,567
Aadi Bioscience, Inc. (x)*	3,388	10,689
Abeona Therapeutics, Inc. (x)*	7,638	42,544
Absci Corp. (x)*	15,704	41,144
ACELYRIN, Inc.*	14,070	44,180
Achieve Life Sciences, Inc.*	6,727	23,679
Acrivon Therapeutics, Inc.*	2,268	13,653
Actinium Pharmaceuticals, Inc.*	5,849	7,370
Actuate Therapeutics, Inc.*	560	4,458
Acumen Pharmaceuticals, Inc.*	8,659	14,894
Acurx Pharmaceuticals, Inc.*	2,283	1,858
ADC Therapeutics SA (x)*	15,635	31,114
Adicet Bio, Inc.*	13,108	12,610
Adverum Biotechnologies, Inc.*	4,336	20,249
AEON Biopharma, Inc.*	4,738	2,559
Aerovate Therapeutics, Inc. (x)*	2,383	6,315
Agenus, Inc. (x)*	4,048	11,092
Aileron Therapeutics, Inc.*	3,982	9,159
Akebia Therapeutics, Inc.*	40,509	76,967
Aldeyra Therapeutics, Inc.*	9,780	48,802
Alector, Inc.*	15,777	29,819
Allakos, Inc.*	15,689	18,984
Altimmune, Inc. (x)*	13,869	99,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
ALX Oncology Holdings, Inc. (x)*	6,906	$11,533
AnaptysBio, Inc.*	4,197	55,568
Anavex Life Sciences Corp. (x)*	14,518	155,923
Anika Therapeutics, Inc.*	2,522	41,512
Anixa Biosciences, Inc.*	5,846	13,563
Annexon, Inc.*	19,287	98,942
Annovis Bio, Inc. (x)*	1,656	8,330
Applied Therapeutics, Inc.*	18,685	15,998
Arbutus Biopharma Corp.*	28,861	94,375
Arcellx, Inc.*	21,098	1,618,006
Arcturus Therapeutics Holdings, Inc.*	4,474	75,924
Armata Pharmaceuticals, Inc.*	1,977	3,657
ArriVent Biopharma, Inc. (x)*	5,477	145,907
ARS Pharmaceuticals, Inc. (x)*	9,687	102,198
Artiva Biotherapeutics, Inc. (x)*	2,844	28,668
Assembly Biosciences, Inc.*	661	10,431
Astria Therapeutics, Inc.*	9,070	81,086
Atossa Therapeutics, Inc. (x)*	24,632	23,255
aTyr Pharma, Inc.*	14,559	52,704
Aura Biosciences, Inc.*	9,072	74,572
Avid Bioservices, Inc.*	12,090	149,312
Avita Medical, Inc. (x)*	4,972	63,642
Benitec Biopharma, Inc.*	533	6,732
Beyondspring, Inc. (x)*	4,632	7,550
BioAtla, Inc. (x)*	8,746	5,171
Biomea Fusion, Inc. (x)*	5,390	20,913
Bioxcel Therapeutics, Inc. (x)*	5,927	2,216
Black Diamond Therapeutics, Inc. (x)*	7,714	16,508
Bluebird Bio, Inc. (x)*	1,733	14,453
Bolt Biotherapeutics, Inc.*	4,695	2,512
Boundless Bio, Inc.*	2,961	8,587
C4 Therapeutics, Inc. (x)*	11,458	41,249
Cabaletta Bio, Inc.*	8,654	19,645
CAMP4 Therapeutics Corp.*	1,233	6,436
Candel Therapeutics, Inc.*	4,226	36,682
Capricor Therapeutics, Inc. (x)*	7,127	98,353
Cardiff Oncology, Inc. (x)*	7,576	32,880
CareDx, Inc.*	48,554	1,039,541
Cargo Therapeutics, Inc.*	6,708	96,729
Caribou Biosciences, Inc. (x)*	15,618	24,833
Carisma Therapeutics, Inc.*	5,251	2,199
Carmell Corp. (x)*	1,765	509
Cartesian Therapeutics, Inc. (x)*	1,988	35,605
Celcuity, Inc.*	6,323	82,768
Cellectar Biosciences, Inc. (x)*	7,087	2,119
CEL-SCI Corp. (x)*	9,613	3,844
Celularity, Inc., Class A (x)*	2,156	4,484
Centessa Pharmaceuticals plc (ADR) (x)*	56,737	950,345
Century Therapeutics, Inc. (x)*	9,572	9,668
CervoMed, Inc. (x)*	1,068	2,499
Checkpoint Therapeutics, Inc. (x)*	6,595	21,104
Cibus, Inc., Class A (x)*	3,100	8,618
Cidara Therapeutics, Inc.*	846	22,740
Climb Bio, Inc.*	5,666	10,199
Cogent Biosciences, Inc.*	17,838	139,136
Coherus Biosciences, Inc. (x)*	21,934	30,269
Compass Therapeutics, Inc.*	19,917	28,880
Corbus Pharmaceuticals Holdings, Inc. (x)*	2,257	26,633
Corvus Pharmaceuticals, Inc.*	8,165	43,683
Coya Therapeutics, Inc.*	2,611	14,961
Crinetics Pharmaceuticals, Inc.*	17,991	919,880
Cue Biopharma, Inc.*	9,672	10,542
Cullinan Therapeutics, Inc.*	10,091	122,908
Curis, Inc.*	1,240	3,794
Cyclo Therapeutics, Inc. (x)*	3,386	1,998
CytomX Therapeutics, Inc.*	14,514	14,949
Design Therapeutics, Inc.*	6,040	37,267
DiaMedica Therapeutics, Inc.*	4,744	25,760
Dianthus Therapeutics, Inc. (x)*	4,705	102,569
Disc Medicine, Inc.*	3,847	243,900
Dyadic International, Inc.*	3,140	5,495
Eledon Pharmaceuticals, Inc.*	11,077	45,637
Elevation Oncology, Inc. (x)*	10,905	6,135
Elicio Therapeutics, Inc.*	1,580	7,742
Elutia, Inc.*	2,062	7,712
Emergent BioSolutions, Inc.*	10,376	99,195
Enanta Pharmaceuticals, Inc.*	3,962	22,782
Entrada Therapeutics, Inc.*	4,843	83,735
Equillium, Inc.*	3,256	2,436
Erasca, Inc.*	35,768	89,778
Estrella Immunopharma, Inc. (x)*	2,373	2,682
Fennec Pharmaceuticals, Inc. (x)*	4,454	28,149
Fibrobiologics, Inc.*	5,089	10,178
FibroGen, Inc.*	20,809	11,018
Foghorn Therapeutics, Inc.*	4,930	23,270
Fortress Biotech, Inc. (x)*	3,072	6,221
Gain Therapeutics, Inc.*	3,643	7,869
Galectin Therapeutics, Inc. (x)*	3,876	5,000
Genelux Corp. (x)*	5,818	13,730
Generation Bio Co.*	9,471	10,039
GlycoMimetics, Inc.*	8,756	2,180
Greenwich Lifesciences, Inc. (x)*	1,162	13,049
HCW Biologics, Inc. (x)*	3,382	1,509
Heron Therapeutics, Inc. (x)*	22,368	34,223
HilleVax, Inc. (x)*	6,170	12,772
Humacyte, Inc.(x)*	17,176	86,739
IGM Biosciences, Inc. (x)*	2,917	17,823
Immix Biopharma, Inc. (x)*	1,261	2,774
ImmuCell Corp.*	1,094	5,634
Immuneering Corp., Class A*	4,393	9,665
Immunic, Inc.*	17,271	17,271
Immunome, Inc. (x)*	9,936	105,520
IN8bio, Inc. (x)*	4,778	1,229
Inhibrx Biosciences, Inc.*	2,226	34,280
Inmune Bio, Inc. (x)*	2,570	12,002
Inovio Pharmaceuticals, Inc. (x)*	5,052	9,245
Inozyme Pharma, Inc. (x)*	9,921	27,481
Instil Bio, Inc.*	726	13,859
Intensity Therapeutics, Inc.*	1,851	3,276
Invivyd, Inc. (x)*	15,725	6,968
iTeos Therapeutics, Inc.*	5,186	39,828
Janux Therapeutics, Inc.*	32,169	1,722,328
Jasper Therapeutics, Inc. (x)*	2,221	47,485
KalVista Pharmaceuticals, Inc.*	6,685	56,622
Karyopharm Therapeutics, Inc. (x)*	21,392	14,467
Kiniksa Pharmaceuticals International plc, Class A*	7,503	148,409
Kodiak Sciences, Inc.*	6,411	63,789
Korro Bio, Inc. (x)*	1,189	45,265
Kronos Bio, Inc.*	8,531	8,104
Kyverna Therapeutics, Inc. (x)*	4,913	18,375
Lantern Pharma, Inc.*	1,213	3,869

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Larimar Therapeutics, Inc. (x)*	8,202	$31,742
Leap Therapeutics, Inc.*	5,917	17,011
LENZ Therapeutics, Inc. (x)	2,444	70,558
Lexeo Therapeutics, Inc. (x)*	4,597	30,248
Lexicon Pharmaceuticals, Inc. (x)*	22,139	16,350
Lineage Cell Therapeutics, Inc.*	28,428	14,285
Lyell Immunopharma, Inc. (x)*	30,879	19,763
MacroGenics, Inc.*	11,999	38,997
MAIA Biotechnology, Inc.*	2,699	5,344
MannKind Corp.*	52,693	338,816
Marker Therapeutics, Inc.*	1,321	4,108
MediciNova, Inc.*	9,049	19,003
MeiraGTx Holdings plc*	9,010	54,871
Mersana Therapeutics, Inc.*	22,341	31,948
Metagenomi, Inc.*	5,198	18,765
MiMedx Group, Inc.*	23,142	222,626
Mineralys Therapeutics, Inc.*	5,561	68,456
MiNK Therapeutics, Inc.*	2,479	1,728
Mirum Pharmaceuticals, Inc.*	43,918	1,816,009
Monte Rosa Therapeutics, Inc. (x)*	8,010	55,589
Mural Oncology plc*	3,256	10,484
Neurogene, Inc. (x)*	2,040	46,634
NextCure, Inc.*	4,571	3,524
Nkarta, Inc.*	10,962	27,295
NKGen Biotech, Inc. (x)*	1,854	1,215
Nurix Therapeutics, Inc.*	58,370	1,099,691
Nuvectis Pharma, Inc. (x)*	1,815	9,819
Ocean Biomedical, Inc.*	1,633	903
Ocugen, Inc. (x)*	55,386	44,586
Olema Pharmaceuticals, Inc.*	8,085	47,136
Omega Therapeutics, Inc. (x)*	5,027	3,748
Oncocyte Corp.*	1,675	3,987
OnKure Therapeutics, Inc., Class A (x)*	426	3,664
Organogenesis Holdings, Inc., Class A*	14,015	44,848
ORIC Pharmaceuticals, Inc.*	12,023	97,026
Oruka Therapeutics, Inc.	173	3,354
Outlook Therapeutics, Inc. (x)*	2,773	5,241
Ovid therapeutics, Inc.*	11,551	10,785
Palatin Technologies, Inc.*	2,099	2,330
Passage Bio, Inc.*	10,842	6,149
PDS Biotechnology Corp. (x)*	7,064	11,514
PepGen, Inc.*	2,989	11,328
PMV Pharmaceuticals, Inc.*	8,718	13,164
Poseida Therapeutics, Inc., Class A*	13,282	127,507
Praxis Precision Medicines, Inc.*	3,362	258,740
Precigen, Inc. (x)*	25,112	28,125
Precision BioSciences, Inc.*	1,252	4,770
Prelude Therapeutics, Inc. (x)*	2,470	3,149
Protalix BioTherapeutics, Inc. (x)*	14,139	26,581
Protara Therapeutics, Inc. (x)*	3,544	18,712
Puma Biotechnology, Inc.*	8,616	26,279
Pyxis Oncology, Inc. (x)*	9,541	14,884
Q32 Bio, Inc. (x)*	1,176	4,045
Quince Therapeutics, Inc.*	7,357	13,758
Rallybio Corp.*	5,342	5,128
RAPT Therapeutics, Inc.*	5,948	9,398
Regulus Therapeutics, Inc. (x)*	13,136	20,755
Renovaro, Inc. (x)*	22,134	18,493
Replimune Group, Inc.*	11,874	143,794
Rezolute, Inc.*	8,642	42,346
Rhythm Pharmaceuticals, Inc.*	16,402	918,184
Rigel Pharmaceuticals, Inc.*	3,396	57,121
SAB Biotherapeutics, Inc.*	1,357	5,184
Sagimet Biosciences, Inc., Class A*	5,340	24,030
Savara, Inc.*	22,662	69,572
Scholar Rock Holding Corp.*	62,889	2,718,063
SELLAS Life Sciences Group, Inc. (x)*	11,402	11,858
Sera Prognostics, Inc., Class A (x)*	5,409	44,029
Shattuck Labs, Inc.*	7,529	9,110
Skye Bioscience, Inc.*	3,386	9,582
Solid Biosciences, Inc.*	4,365	17,460
Spero Therapeutics, Inc.*	8,046	8,287
Stoke Therapeutics, Inc.*	6,965	76,824
Surrozen, Inc.*	494	7,089
Sutro Biopharma, Inc.*	16,417	30,207
Syros Pharmaceuticals, Inc.*	4,840	1,112
Tango Therapeutics, Inc.*	9,234	28,533
Taysha Gene Therapies, Inc. (x)*	34,797	60,199
Tectonic Therapeutic, Inc.*	1,560	72,025
Tempest Therapeutics, Inc. (x)*	3,699	3,087
Tenaya Therapeutics, Inc. (x)*	10,466	14,966
Tevogen Bio Holdings, Inc.*	4,570	4,707
Tourmaline Bio, Inc. (x)*	4,509	91,443
TScan Therapeutics, Inc.*	7,497	22,791
Turnstone Biologics Corp.*	3,255	1,611
Tyra Biosciences, Inc. (x)*	3,959	55,030
Unicycive Therapeutics, Inc. (x)*	6,004	4,768
uniQure NV*	40,957	723,301
UroGen Pharma Ltd. (x)*	7,619	81,142
Vanda Pharmaceuticals, Inc.*	11,028	52,824
Vera Therapeutics, Inc., Class A*	40,499	1,712,703
Veracyte, Inc.*	39,929	1,581,188
Verastem, Inc.*	7,838	40,522
Vericel Corp.*	11,497	631,300
Verve Therapeutics, Inc. (x)*	13,870	78,227
Vigil Neuroscience, Inc.*	3,280	5,576
Viridian Therapeutics, Inc.*	61,151	1,172,265
Vistagen Therapeutics, Inc.*	5,365	15,827
Vor BioPharma, Inc.*	9,445	10,484
Voyager Therapeutics, Inc. (x)*	8,965	50,832
vTv Therapeutics, Inc., Class A (x)*	310	4,222
Werewolf Therapeutics, Inc.*	6,036	8,933
X4 Pharmaceuticals, Inc. (x)*	31,750	23,292
XBiotech, Inc.*	3,866	15,271
Xenon Pharmaceuticals, Inc.*	26,285	1,030,372
Xilio Therapeutics, Inc.*	6,203	5,924
XOMA Royalty Corp.*	1,565	41,128
Y-mAbs Therapeutics, Inc.*	7,426	58,146
Zenas Biopharma, Inc. (x)*	2,928	23,980
Zura Bio Ltd., Class A (x)*	9,695	24,238
Zymeworks, Inc.*	10,662	156,092

		28,251,899

Health Care Equipment & Supplies (4.1%)
Accuray, Inc.*	18,681	36,988
AngioDynamics, Inc.*	7,633	69,918
Apyx Medical Corp.*	5,912	9,341
Artivion, Inc.*	39,056	1,116,611
Aspira Women’s Health, Inc. (x)*	1,774	1,251
Autonomix Medical, Inc. (x)*	160	602
Axogen, Inc.*	8,270	136,290
Beyond Air, Inc.*	7,961	2,854
Bioventus, Inc., Class A*	7,540	79,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Ceribell, Inc. (x)*	32,259	$834,863
Cerus Corp.*	34,894	53,737
ClearPoint Neuro, Inc.*	5,151	79,222
Co-Diagnostics, Inc.*	6,065	4,549
Cutera, Inc. (x)*	3,290	1,161
CVRx, Inc. (x)*	2,658	33,677
Delcath Systems, Inc.*	3,966	47,751
DIH Holdings US, Inc.*	1,947	2,667
ElectroCore, Inc.*	966	15,659
Electromed, Inc.*	1,528	45,152
Envoy Medical, Inc. (x)*	1,182	1,738
enVVeno Medical Corp. (x)*	2,115	6,387
FONAR Corp.*	1,241	18,789
Fractyl Health, Inc. (x)*	6,351	13,083
HeartBeam, Inc.*	4,261	9,800
Inogen, Inc.*	4,619	42,356
iRadimed Corp.	1,581	86,955
IRIDEX Corp.*	3,038	5,104
Kewaunee Scientific Corp.*	483	29,883
KORU Medical Systems, Inc.*	7,293	28,078
LENSAR, Inc.*	1,484	13,267
Modular Medical, Inc.*	5,033	6,895
Monogram Technologies, Inc.*	3,596	8,522
Myomo, Inc.*	5,698	36,695
Neuronetics, Inc. (x)*	5,626	9,058
NeuroPace, Inc.*	2,683	30,023
Nevro Corp.*	6,908	25,698
OraSure Technologies, Inc.*	14,076	50,814
Orchestra BioMed Holdings, Inc. (x)*	4,563	18,252
Orthofix Medical, Inc.*	6,619	115,568
OrthoPediatrics Corp.*	3,303	76,564
Outset Medical, Inc.*	10,722	11,901
Owlet, Inc.*	1,201	5,344
Precision Optics Corp., Inc. (x)*	1,048	5,051
PROCEPT BioRobotics Corp.*	19,468	1,567,563
Pro-Dex, Inc. (x)*	385	17,999
Pulmonx Corp.*	7,255	49,261
Pulse Biosciences, Inc. (x)*	3,538	61,597
Retractable Technologies, Inc.*	3,277	2,256
Rockwell Medical, Inc.*	6,059	12,360
Sanara Medtech, Inc. (x)*	798	26,494
Semler Scientific, Inc. (x)*	918	49,572
Sensus Healthcare, Inc.*	2,971	20,559
SI-BONE, Inc.*	8,028	112,553
Sight Sciences, Inc.*	6,837	24,887
Spectral AI, Inc. (x)*	2,034	5,756
Stereotaxis, Inc.*	10,608	24,186
Surmodics, Inc.*	2,716	107,554
Tactile Systems Technology, Inc.*	4,631	79,329
Tela Bio, Inc.*	3,141	9,486
UFP Technologies, Inc.*	5,383	1,316,197
Utah Medical Products, Inc.	654	40,201
Vivani Medical, Inc.*	4,137	4,799
Zimvie, Inc.*	5,263	73,419
Zynex, Inc. (x)*	2,973	23,814

		6,857,130

Health Care Providers & Services (1.7%)
Accolade, Inc.*	14,135	48,342
AirSculpt Technologies, Inc.*	2,657	13,790
Aveanna Healthcare Holdings, Inc.*	10,152	46,395
Biodesix, Inc.*	5,780	8,843
Castle Biosciences, Inc.*	5,009	133,490
Cross Country Healthcare, Inc.*	6,364	115,570
Cryo-Cell International, Inc. (x)	1,052	7,795
DocGo, Inc. (x)*	19,846	84,147
Enzo Biochem, Inc.	8,772	6,266
GeneDx Holdings Corp., Class A (x)*	25,139	1,932,184
InfuSystem Holdings, Inc.*	3,874	32,735
Joint Corp. (The)*	2,082	22,132
ModivCare, Inc. (x)*	2,162	25,598
Nano-X Imaging Ltd. (x)*	10,589	76,241
NeueHealth, Inc.*	560	4,155
Oncology Institute, Inc. (The)*	8,417	2,601
Pennant Group, Inc. (The)*	6,330	167,872
Performant Healthcare, Inc.*	13,876	41,905
Quipt Home Medical Corp.*	8,193	24,989
Sonida Senior Living, Inc. (x)*	904	20,864
Talkspace, Inc.*	23,971	74,070
Viemed Healthcare, Inc.*	6,598	52,916

		2,942,900

Health Care Technology (0.3%)
DarioHealth Corp. (x)*	4,362	3,429
Forian, Inc.*	3,905	8,044
Health Catalyst, Inc.*	11,755	83,108
HealthStream, Inc.	4,739	150,700
iCAD, Inc.*	4,769	8,727
LifeMD, Inc.*	7,259	35,932
OptimizeRx Corp.*	3,361	16,335
Simulations Plus, Inc.	3,131	87,324
TruBridge, Inc.*	2,532	49,931

		443,530

Life Sciences Tools & Services (0.6%)
Adaptive Biotechnologies Corp.*	22,558	135,235
Akoya Biosciences, Inc. (x)*	5,191	11,887
Alpha Teknova, Inc.*	1,916	15,999
BioLife Solutions, Inc.*	7,028	182,447
Champions Oncology, Inc.*	1,269	10,875
ChromaDex Corp.*	9,742	51,681
Codexis, Inc.*	15,658	74,689
Conduit Pharmaceuticals, Inc. (x)*	4,745	326
Harvard Bioscience, Inc.*	8,186	17,272
Inotiv, Inc.*	3,512	14,540
Lifecore Biomedical, Inc. (x)*	4,469	33,205
MaxCyte, Inc.*	20,584	85,629
Nautilus Biotechnology, Inc., Class A*	9,735	16,355
OmniAb, Inc. (x)*	18,231	64,538
Personalis, Inc.*	6,760	39,073
Quanterix Corp.*	7,026	74,686
Quantum-Si, Inc. (x)*	19,119	51,621
Seer, Inc., Class A (x)*	11,416	26,371
Standard BioTools, Inc.*	57,577	100,760

		1,007,189

Pharmaceuticals (4.8%)
Aclaris Therapeutics, Inc.*	13,703	33,983
ALT5 Sigma Corp.*	1,852	8,612
Alto Neuroscience, Inc. (x)*	4,120	17,428
Alumis, Inc. (x)*	2,790	21,929
Amylyx Pharmaceuticals, Inc.*	12,002	45,368
AN2 Therapeutics, Inc.*	3,242	4,474
Anebulo Pharmaceuticals, Inc.*	366	615

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Aquestive Therapeutics, Inc. (x)*	14,346	$51,072
Atea Pharmaceuticals, Inc.*	15,195	50,903
Athira Pharma, Inc.*	6,673	3,915
BioAge Labs, Inc. (x)*	2,259	13,080
Biote Corp., Class A*	5,341	33,007
CalciMedica, Inc.*	1,203	4,259
Clearside Biomedical, Inc.*	14,001	13,301
Cognition Therapeutics, Inc.*	6,586	4,619
Collegium Pharmaceutical, Inc.*	6,249	179,034
Contineum Therapeutics, Inc., Class A*	2,000	29,300
CorMedix, Inc. (x)*	11,794	95,531
Enliven Therapeutics, Inc. (x)*	46,302	1,041,795
Esperion Therapeutics, Inc. (x)*	36,807	80,975
Eton Pharmaceuticals, Inc.*	3,852	51,309
Evolus, Inc.*	61,685	681,002
EyePoint Pharmaceuticals, Inc. (x)*	12,680	94,466
Fulcrum Therapeutics, Inc.*	12,223	57,448
Harrow, Inc.*	5,951	199,656
Ikena Oncology, Inc.*	5,488	9,000
Journey Medical Corp.*	1,509	5,900
Liquidia Corp.*	12,328	144,977
Lyra Therapeutics, Inc. (x)*	8,208	1,694
Marinus Pharmaceuticals, Inc.*	10,864	5,813
MBX Biosciences, Inc.*	2,154	39,698
MediWound Ltd.*	1,514	26,949
Mind Medicine MindMed, Inc. (x)*	15,665	109,028
Nektar Therapeutics*	35,025	32,573
Nuvation Bio, Inc.*	35,437	94,262
Ocular Therapeutix, Inc.*	30,325	258,976
Omeros Corp. (x)*	10,916	107,850
Optinose, Inc. (x)*	961	6,420
Opus Genetics, Inc.*	5,182	6,167
Oramed Pharmaceuticals, Inc. (x)*	7,900	19,118
Phathom Pharmaceuticals, Inc. (x)*	7,602	61,728
Phibro Animal Health Corp., Class A	3,981	83,601
ProPhase Labs, Inc.*	3,246	2,458
Rapport Therapeutics, Inc. (x)*	1,815	32,198
Relmada Therapeutics, Inc. (x)*	4,697	2,442
Revance Therapeutics, Inc.*	20,272	61,627
Reviva Pharmaceuticals Holdings, Inc. (x)*	4,332	7,841
Scilex Holding Co. (r)*	10,878	3,943
scPharmaceuticals, Inc. (x)*	7,339	25,980
SCYNEXIS, Inc. (x)*	7,662	9,271
SIGA Technologies, Inc. (x)	9,062	54,463
Tarsus Pharmaceuticals, Inc.*	60,875	3,370,649
Telomir Pharmaceuticals, Inc. (x)*	3,635	14,976
Terns Pharmaceuticals, Inc.*	13,661	75,682
Theravance Biopharma, Inc.*	7,175	67,517
Third Harmonic Bio, Inc. (x)*	3,830	39,411
Trevi Therapeutics, Inc.*	11,967	49,304
Ventyx Biosciences, Inc.*	11,690	25,601
Verrica Pharmaceuticals, Inc. (x)*	3,934	2,754
VYNE Therapeutics, Inc.*	2,873	9,625
WaVe Life Sciences Ltd.*	17,943	221,955
Xeris Biopharma Holdings, Inc.*	27,443	93,032
Zevra Therapeutics, Inc. (x)*	10,268	85,635

		8,087,199

Total Health Care		47,589,847

Industrials (14.4%)
Aerospace & Defense (1.9%)
AerSale Corp. (x)*	6,553	41,284
Archer Aviation, Inc., Class A (x)*	45,496	443,586
Astronics Corp.*	5,641	90,030
Byrna Technologies, Inc.*	3,399	97,925
Cadre Holdings, Inc.	5,074	163,890
CPI Aerostructures, Inc.*	2,401	9,724
Ducommun, Inc.*	2,642	168,190
Innovative Solutions and Support, Inc.*	2,842	24,271
Intuitive Machines, Inc. (x)*	5,921	107,525
Kratos Defense & Security Solutions, Inc.*	66,924	1,765,455
National Presto Industries, Inc.	1,011	99,503
Optex Systems Holdings, Inc.*	825	5,659
Park Aerospace Corp.	3,590	52,594
Redwire Corp. (x)*	4,520	74,399
Virgin Galactic Holdings, Inc. (x)*	5,099	29,982
VirTra, Inc. (x)*	2,078	14,027

		3,188,044

Air Freight & Logistics (0.1%)
Air T, Inc.*	179	3,571
Freightos Ltd. (x)*	2,191	6,683
Radiant Logistics, Inc.*	6,889	46,156

		56,410

Building Products (0.2%)
Alpha Pro Tech Ltd.*	2,064	10,919
Caesarstone Ltd.*	4,061	17,259
Insteel Industries, Inc.	3,652	98,641
Quanex Building Products Corp.	8,810	213,554

		340,373

Commercial Services & Supplies (2.3%)
ACCO Brands Corp.	18,232	95,718
Acme United Corp.	460	17,172
Aris Water Solutions, Inc., Class A	5,227	125,187
Bitcoin Depot, Inc. (x)*	2,456	3,979
Bridger Aerospace Group Holdings, Inc. (x)*	2,002	4,264
BrightView Holdings, Inc.*	11,339	181,311
CECO Environmental Corp.*	5,702	172,371
CompX International, Inc.	303	7,923
Ennis, Inc.	4,986	105,155
Enviri Corp.*	15,448	118,950
Fuel Tech, Inc.*	4,305	4,520
Interface, Inc., Class A	11,186	272,379
LanzaTech Global, Inc. (x)*	21,686	29,710
Liquidity Services, Inc.*	4,188	135,231
Mobile Infrastructure Corp., Class A*	2,050	9,225
NL Industries, Inc.	1,686	13,100
Odyssey Marine Exploration, Inc., Class B (x)*	3,681	2,650
Perma-Fix Environmental Services, Inc.*	2,782	30,797
Quad/Graphics, Inc.	5,928	41,318
Quest Resource Holding Corp.*	3,342	21,723
Team, Inc.*	548	6,949
Viad Corp.*	3,995	169,827

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Virco Mfg. Corp.	2,137	$21,904
VSE Corp.	23,942	2,276,884

		3,868,247

Construction & Engineering (3.3%)
Argan, Inc.	13,770	1,887,041
Bowman Consulting Group Ltd., Class A*	2,688	67,066
Concrete Pumping Holdings, Inc.*	4,629	30,829
Great Lakes Dredge & Dock Corp.*	12,856	145,144
Limbach Holdings, Inc.*	1,997	170,824
Matrix Service Co.*	5,161	61,777
Northwest Pipe Co.*	1,892	91,308
Orion Group Holdings, Inc.*	7,035	51,567
Primoris Services Corp.	22,913	1,750,553
Shimmick Corp.*	1,183	3,064
Southland Holdings, Inc.*	1,997	6,490
Sterling Infrastructure, Inc.*	6,485	1,092,398
Tutor Perini Corp.*	8,431	204,030

		5,562,091

Electrical Equipment (0.6%)
Allient, Inc.	2,844	69,052
American Superconductor Corp.*	6,804	167,582
Amprius Technologies, Inc.*	3,692	10,338
Babcock & Wilcox Enterprises, Inc. (x)*	11,765	19,295
Beam Global (x)*	2,928	9,282
Blink Charging Co. (x)*	18,585	25,833
Broadwind, Inc.*	3,695	6,947
Energy Vault Holdings, Inc. (x)*	20,306	46,298
Espey Mfg. & Electronics Corp.	307	9,256
Flux Power Holdings, Inc. (x)*	2,291	3,620
Freyr Battery, Inc. (x)*	22,162	57,178
Ideal Power, Inc.*	1,366	10,313
LSI Industries, Inc.	5,476	106,344
NANO Nuclear Energy, Inc. (x)*	867	21,584
NeoVolta, Inc.*	5,618	29,270
Pioneer Power Solutions, Inc.	1,557	6,430
Preformed Line Products Co.	476	60,828
Servotronics, Inc.*	172	1,823
SES AI Corp. (x)*	24,595	53,863
SKYX Platforms Corp. (x)*	14,392	16,695
SolarMax Technology, Inc.*	4,604	7,458
Solidion Technology, Inc. (x)*	8,205	5,716
Stem, Inc. (x)*	29,637	17,871
Thermon Group Holdings, Inc.*	6,506	187,178
Tigo Energy, Inc.*	5,645	5,560
TPI Composites, Inc. (x)*	8,851	16,728
Ultralife Corp.*	1,865	13,894

		986,236

Ground Transportation (0.2%)
Covenant Logistics Group, Inc., Class A	1,576	85,908
FTAI Infrastructure, Inc.	19,559	141,998
PAMT Corp.*	1,193	19,541
Proficient Auto Logistics, Inc. (x)*	2,949	23,798
Universal Logistics Holdings, Inc.	1,323	60,779

		332,024

Machinery (1.3%)
374Water, Inc. (x)*	12,859	8,777
Blue Bird Corp.*	6,266	242,056
Columbus McKinnon Corp.	5,540	206,310
Commercial Vehicle Group, Inc.*	6,619	16,415
Douglas Dynamics, Inc.	4,420	104,445
Eastern Co. (The)	1,022	27,124
FreightCar America, Inc.*	2,880	25,805
Gencor Industries, Inc.*	2,047	36,129
Graham Corp.*	1,993	88,629
Hurco Cos., Inc.	1,177	22,704
Hyliion Holdings Corp.*	27,234	71,081
Hyster-Yale, Inc.	2,234	113,778
L B Foster Co., Class A*	1,749	47,048
Luxfer Holdings plc	5,216	68,277
Manitex International, Inc.*	2,788	16,170
Manitowoc Co., Inc. (The)*	6,640	60,623
Mayville Engineering Co., Inc.*	2,474	38,891
Miller Industries, Inc.	2,161	141,243
NN, Inc.*	8,868	28,998
Novusterra, Inc. (r)(x)*	957	—
Palladyne AI Corp. (x)*	4,504	55,264
Park-Ohio Holdings Corp.	1,680	44,134
Perma-Pipe International Holdings, Inc.*	1,525	22,799
REV Group, Inc.	10,013	319,114
Shyft Group, Inc. (The)	6,578	77,226
Taylor Devices, Inc. (x)*	553	23,016
TechPrecision Corp.*	1,513	5,583
Titan International, Inc.*	9,859	66,943
Twin Disc, Inc.	2,249	26,426
Wabash National Corp.	8,386	143,652
Xos, Inc.*	972	3,149

		2,151,809

Marine Transportation (0.1%)
Genco Shipping & Trading Ltd.	8,124	113,248
Himalaya Shipping Ltd.	6,116	29,724
Pangaea Logistics Solutions Ltd.	6,091	32,648
Safe Bulkers, Inc.	11,685	41,715

		217,335

Passenger Airlines (0.0%)†
Blade Air Mobility, Inc.*	11,135	47,324

Professional Services (2.8%)
Aeries Technology, Inc. (x)*	2,936	2,730
Asure Software, Inc.*	4,806	45,224
Barrett Business Services, Inc.	5,024	218,243
BGSF, Inc.	2,027	10,622
BlackSky Technology, Inc., Class A (x)*	4,858	52,418
CRA International, Inc.	8,926	1,670,947
DLH Holdings Corp.*	1,658	13,314
FiscalNote Holdings, Inc. (x)*	11,549	12,357
Forrester Research, Inc.*	2,293	35,931
Franklin Covey Co.*	2,282	85,758
Heidrick & Struggles International, Inc.	3,925	173,917
HireQuest, Inc.	1,027	14,542
Hudson Global, Inc.*	452	5,899
IBEX Holdings Ltd.*	1,704	36,619
Innodata, Inc. (x)*	5,272	208,349
Kelly Services, Inc., Class A	6,029	84,044
Mastech Digital, Inc.*	470	7,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Mistras Group, Inc.*	4,061	$36,793
RCM Technologies, Inc.*	1,209	26,791
Resources Connection, Inc.	6,670	56,895
Skillsoft Corp.*	772	18,497
Spire Global, Inc. (x)*	4,337	61,022
Steel Connect, Inc.*	563	7,021
TrueBlue, Inc.*	5,718	48,031
TTEC Holdings, Inc.	3,894	19,431
Where Food Comes From, Inc. (x)*	649	8,599
Willdan Group, Inc.*	47,084	1,793,430

		4,754,427

Trading Companies & Distributors (1.6%)
Alta Equipment Group, Inc. (x)	5,090	33,289
BlueLinx Holdings, Inc.*	1,595	162,945
DXP Enterprises, Inc.*	2,434	201,097
EVI Industries, Inc.	1,034	16,906
Hudson Technologies, Inc.*	8,573	47,837
Karat Packaging, Inc.	1,405	42,515
Titan Machinery, Inc.*	4,055	57,297
Transcat, Inc.*	1,761	186,208
Willis Lease Finance Corp. (x)	557	115,606
Xometry, Inc., Class A (x)*	42,651	1,819,492

		2,683,192

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	2,211	26,377

Total Industrials		24,213,889

Information Technology (19.6%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.*	15,364	127,982
Applied Optoelectronics, Inc. (x)*	7,935	292,484
Aviat Networks, Inc.*	2,218	40,168
BK Technologies Corp.*	634	21,740
Cambium Networks Corp.*	3,007	1,939
Clearfield, Inc.*	2,365	73,315
CommScope Holding Co., Inc.*	41,911	218,356
Comtech Telecommunications Corp.*	5,562	22,304
Digi International, Inc.*	6,958	210,340
Franklin Wireless Corp.*	1,953	9,570
Genasys, Inc.*	8,554	22,240
Inseego Corp.*	1,902	19,515
KVH Industries, Inc.*	2,898	16,519
Lantronix, Inc.*	6,191	25,507
NETGEAR, Inc.*	5,427	151,250
Network-1 Technologies, Inc.	2,781	3,699
Ribbon Communications, Inc.*	17,888	74,414

		1,331,342

Electronic Equipment, Instruments & Components (2.7%)
908 Devices, Inc.*	4,805	10,571
Aeva Technologies, Inc. (x)*	4,484	21,299
Airgain, Inc.*	1,835	12,955
Arlo Technologies, Inc.*	19,095	213,673
Bel Fuse, Inc., Class A (x)	345	31,078
Bel Fuse, Inc., Class B	2,015	166,177
Cepton, Inc.*	1,557	5,076
Climb Global Solutions, Inc.	819	103,808
Coda Octopus Group, Inc. (x)*	898	7,031
Daktronics, Inc.*	7,800	131,508
Evolv Technologies Holdings, Inc. (x)*	25,583	101,053
FARO Technologies, Inc.*	3,759	95,328
Frequency Electronics, Inc.	1,223	22,650
Identiv, Inc.*	4,616	16,895
Interlink Electronics, Inc. (x)*	435	2,706
Key Tronic Corp.*	2,029	8,461
Kimball Electronics, Inc.*	4,779	89,511
LGL Group, Inc. (The)*	588	3,510
LightPath Technologies, Inc., Class A*	7,557	26,676
Lightwave Logic, Inc. (x)*	23,116	48,544
Luna Innovations, Inc.*	6,472	13,979
MicroVision, Inc. (x)*	41,507	54,374
M-Tron Industries, Inc.*	439	21,261
MultiSensor AI Holdings, Inc.*	2,252	4,144
Neonode, Inc. (x)*	2,215	18,229
nLight, Inc.*	9,105	95,511
Nortech Systems, Inc.*	209	2,278
OSI Systems, Inc.*	9,970	1,669,277
Ouster, Inc.*	9,014	110,151
Powerfleet, Inc.*	119,083	793,093
Red Cat Holdings, Inc. (x)*	11,123	142,931
Research Frontiers, Inc.*	6,700	11,457
RF Industries Ltd.*	1,836	7,179
Richardson Electronics Ltd.	2,351	32,985
ScanSource, Inc.*	4,653	220,785
SmartRent, Inc., Class A*	37,424	65,492
Sono-Tek Corp.*	1,728	6,929
Vishay Precision Group, Inc.*	2,308	54,169
Vuzix Corp. (x)*	11,893	46,858
Wrap Technologies, Inc. (x)*	5,821	12,340

		4,501,932

IT Services (3.2%)
Applied Digital Corp. (x)*	37,335	285,239
Backblaze, Inc., Class A*	7,775	46,805
BigBear.ai Holdings, Inc. (x)*	20,377	90,678
Brand Engagement Network, Inc. (x)*	711	693
Brightcove, Inc.*	8,746	38,045
Core Scientific, Inc. (x)*	169,648	2,383,554
Couchbase, Inc.*	7,803	121,649
Crexendo, Inc.*	2,744	14,351
CSP, Inc. (x)	1,302	20,923
Data Storage Corp.*	838	3,545
Grid Dynamics Holdings, Inc.*	97,443	2,167,132
Hackett Group, Inc. (The)	4,942	151,818
Information Services Group, Inc.	7,087	23,671
Rackspace Technology, Inc.*	13,732	30,348
Research Solutions, Inc.*	4,832	20,053
Tucows, Inc., Class A*	1,539	26,378
Unisys Corp.*	12,836	81,252

		5,506,134

Semiconductors & Semiconductor Equipment (2.9%)
Aehr Test Systems (x)*	5,619	93,444
Alpha & Omega Semiconductor Ltd.*	4,609	170,671
Ambarella, Inc.*	13,684	995,374
Amtech Systems, Inc.*	2,307	12,573
Atomera, Inc. (x)*	4,596	53,314
AXT, Inc.*	7,703	16,716
CEVA, Inc.*	4,537	143,142
Credo Technology Group Holding Ltd.*	19,145	1,286,735
CVD Equipment Corp. (x)*	957	4,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Everspin Technologies, Inc.*	3,729	$23,828
GCT Semiconductor Holding, Inc. (x)*	1,564	3,644
GSI Technology, Inc. (x)*	3,406	10,320
Ichor Holdings Ltd.*	6,445	207,658
Impinj, Inc.*	5,676	824,496
indie Semiconductor, Inc., Class A (x)*	31,794	128,766
inTEST Corp.*	2,407	20,676
Kopin Corp.*	21,917	29,807
Maxeon Solar Technologies Ltd. (x)*	1,525	11,499
Navitas Semiconductor Corp., Class A (x)*	24,729	88,283
NVE Corp.	942	76,707
Penguin Solutions, Inc.*	10,149	194,759
Pixelworks, Inc.*	10,741	7,836
QuickLogic Corp. (x)*	2,718	30,713
Rigetti Computing, Inc. (x)*	30,690	468,329
SkyWater Technology, Inc. (x)*	5,308	73,250

		4,976,751

Software (9.8%)
8x8, Inc.*	24,770	66,136
A10 Networks, Inc.	13,845	254,748
Agilysys, Inc.*	16,483	2,170,976
Airship AI Holdings, Inc. (x)*	1,182	7,399
Alkami Technology, Inc.*	55,794	2,046,524
Arteris, Inc.*	5,404	55,067
AudioEye, Inc.*	1,334	20,290
authID, Inc. (x)*	1,542	9,283
Aware, Inc.*	2,352	4,586
Bit Digital, Inc. (x)*	23,393	68,542
Blend Labs, Inc., Class A*	46,249	194,708
BTCS, Inc. (r)*	650	—
Cellebrite DI Ltd.*	94,494	2,081,703
Cerence, Inc.*	8,067	63,326
Cipher Mining, Inc.*	39,419	182,904
Consensus Cloud Solutions, Inc.*	3,512	83,796
CoreCard Corp.*	1,114	25,288
CS Disco, Inc.*	5,935	29,616
CXApp, Inc. (x)*	2,912	5,300
Daily Journal Corp.*	276	156,765
Digimarc Corp. (x)*	2,967	111,114
Digital Turbine, Inc. (x)*	18,685	31,578
Domo, Inc., Class B*	6,530	46,232
D-Wave Quantum, Inc. (x)*	19,232	161,549
eGain Corp.*	3,345	20,839
Expensify, Inc., Class A*	11,798	39,523
Gryphon Digital Mining, Inc.*	7,021	2,813
Hut 8 Corp. (x)*	15,785	323,435
Intellicheck, Inc.*	3,519	9,853
Issuer Direct Corp.*	580	5,185
Kaltura, Inc.*	18,965	41,723
Life360, Inc. (x)*	32,378	1,336,240
Logility Supply Chain Solutions, Inc.	6,086	67,433
Mercurity Fintech Holding, Inc. (x)*	11,400	77,862
Mitek Systems, Inc.*	8,921	99,291
NextNav, Inc. (x)*	15,073	234,536
ON24, Inc.*	5,361	34,632
OneSpan, Inc.*	7,399	137,177
Ooma, Inc.*	4,975	69,949
Opera Ltd. (ADR)	49,702	941,356
Pagaya Technologies Ltd., Class A (x)*	7,017	65,188
Phunware, Inc. (x)*	2,252	11,710
Porch Group, Inc.*	15,236	74,961
Prairie Operating Co. (x)*	858	5,937
QXO, Inc. (x)	91	1,447
reAlpha Tech Corp. (x)*	2,340	6,763
Red Violet, Inc.*	2,146	77,685
Rekor Systems, Inc. (x)*	14,715	22,955
ReposiTrak, Inc. (x)	2,299	50,877
Rimini Street, Inc.*	10,404	27,779
Roadzen, Inc.*	6,788	14,798
Silvaco Group, Inc. (x)*	1,153	9,316
SoundHound AI, Inc., Class A (x)*	60,086	1,192,106
SoundThinking, Inc.*	1,959	25,585
SRAX, Inc. (x)*	4,308	—
Stronghold Digital Mining, Inc., Class A*	2,453	8,586
Synchronoss Technologies, Inc.*	1,673	16,061
Telos Corp.*	11,054	37,805
Terawulf, Inc.*	52,096	294,863
Upland Software, Inc.*	4,555	19,769
Veritone, Inc. (x)*	5,211	17,092
Viant Technology, Inc., Class A*	3,003	57,027
Weave Communications, Inc.*	121,269	1,930,603
WM Technology, Inc.*	16,259	22,437
Xperi, Inc.*	8,820	90,581
Yext, Inc.*	20,621	131,150
Zeta Global Holdings Corp., Class A*	52,473	943,989

		16,476,347

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.*	1,212	14,556
CompoSecure, Inc., Class A (x)	4,795	73,507
CPI Card Group, Inc.*	958	28,635
Eastman Kodak Co. (x)*	11,803	77,546
Immersion Corp.	5,891	51,429
Intevac, Inc.*	5,420	18,428
One Stop Systems, Inc.*	3,795	12,713
TransAct Technologies, Inc.*	1,793	7,333
Turtle Beach Corp.*	3,229	55,894

		340,041

Total Information Technology		33,132,547

Materials (1.4%)
Chemicals (0.5%)
AdvanSix, Inc.	4,976	141,766
Alto Ingredients, Inc.*	13,950	21,762
American Vanguard Corp.	4,733	21,914
Arq, Inc.*	5,400	40,878
ASP Isotopes, Inc. (x)*	9,964	45,137
Aspen Aerogels, Inc.*	12,008	142,655
Core Molding Technologies, Inc.*	1,454	24,049
Flotek Industries, Inc.*	3,370	32,116
Intrepid Potash, Inc.*	2,149	47,106
Koppers Holdings, Inc.	3,859	125,032
Northern Technologies International Corp. (x)	1,548	20,883
Rayonier Advanced Materials, Inc.*	12,466	102,844
Trinseo plc	6,733	34,338
Valhi, Inc.	444	10,385

		810,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Construction Materials (0.0%)†
Smith-Midland Corp. (x)*	887	$39,436

Containers & Packaging (0.1%)
Myers Industries, Inc.	7,248	80,018
Ranpak Holdings Corp., Class A*	8,318	57,228

		137,246

Metals & Mining (0.7%)
5E Advanced Materials, Inc. (x)*	8,419	5,388
American Battery Technology Co. (x)*	9,687	23,830
Ampco-Pittsburgh Corp.*	2,567	5,365
Ascent Industries Co.*	1,428	15,965
Caledonia Mining Corp. plc	3,193	30,046
Contango ORE, Inc. (x)*	1,999	20,030
Critical Metals Corp.*	1,466	9,954
Dakota Gold Corp.*	13,373	29,421
Friedman Industries, Inc.	1,305	19,953
Hycroft Mining Holding Corp., Class A (x)*	3,888	8,592
i-80 Gold Corp.*	63,416	30,757
Idaho Strategic Resources, Inc. (x)*	2,204	22,459
Ivanhoe Electric, Inc.*	16,172	122,099
Lifezone Metals Ltd.*	7,118	49,470
Metallus, Inc.*	8,374	118,325
NioCorp Developments Ltd.*	5,407	8,381
Olympic Steel, Inc.	1,953	64,078
Perpetua Resources Corp.*	7,528	80,324
Piedmont Lithium, Inc. (x)*	3,544	30,974
Radius Recycling, Inc.	5,128	78,048
Ramaco Resources, Inc., Class A (x)	5,167	53,013
Ramaco Resources, Inc., Class B	1,077	10,641
SunCoke Energy, Inc.	16,274	174,132
Tredegar Corp.*	5,141	39,483
Universal Stainless & Alloy Products, Inc.*	1,697	74,719
US Gold Corp.*	1,626	9,967
US Goldmining, Inc.*	339	2,919

		1,138,333

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,163	94,163
Magnera Corp.*	6,831	124,119

		218,282

Total Materials		2,344,162

Real Estate (1.7%)
Diversified REITs (0.3%)
Alpine Income Property Trust, Inc. (REIT)	2,463	41,354
CTO Realty Growth, Inc. (REIT)	5,499	108,385
Gladstone Commercial Corp. (REIT)	8,128	131,999
Modiv Industrial, Inc. (REIT), Class C	1,823	27,126
NexPoint Diversified Real Estate Trust (REIT)	6,624	40,406
One Liberty Properties, Inc. (REIT)	3,191	86,923

		436,193

Health Care REITs (0.2%)
Diversified Healthcare Trust (REIT)	42,597	97,973
Global Medical REIT, Inc. (REIT)	11,943	92,200
Strawberry Fields REIT, Inc. (REIT)	1,114	11,742
Universal Health Realty Income Trust (REIT)	2,492	92,727

		294,642

Hotel & Resort REITs (0.1%)
Ashford Hospitality Trust, Inc. (REIT)*	788	5,666
Braemar Hotels & Resorts, Inc. (REIT)	12,870	38,610
Chatham Lodging Trust (REIT)	9,323	83,441

		127,717

Industrial REITs (0.1%)
Industrial Logistics Properties Trust (REIT)	12,715	46,410
Plymouth Industrial REIT, Inc. (REIT)	7,777	138,430

		184,840

Office REITs (0.2%)
City Office REIT, Inc. (REIT)	7,625	42,090
Creative Media & Community Trust Corp. (REIT)	2,846	640
Franklin Street Properties Corp. (REIT)	18,602	34,042
NET Lease Office Properties (REIT) (x)*	2,894	90,322
Office Properties Income Trust (REIT)	9,516	9,514
Orion Office REIT, Inc. (REIT)	11,353	42,120
Peakstone Realty Trust (REIT) (x)	7,188	79,571
Postal Realty Trust, Inc. (REIT), Class A	4,208	54,914

		353,213

Real Estate Management & Development (0.2%)
American Realty Investors, Inc. (x)*	258	3,788
AMREP Corp.*	505	15,857
Comstock Holding Cos., Inc., Class A*	424	3,388
Douglas Elliman, Inc.*	14,437	24,110
Fathom Holdings, Inc.*	3,300	5,049
FRP Holdings, Inc.*	2,619	80,220
InterGroup Corp. (The)*	100	1,399
JW Mays, Inc.*	69	3,037
Maui Land & Pineapple Co., Inc.*	1,506	33,102
Offerpad Solutions, Inc. (x)*	2,118	6,036
Rafael Holdings, Inc., Class B*	2,216	3,656
RE/MAX Holdings, Inc., Class A*	3,498	37,324
Real Brokerage, Inc. (The) (x)*	19,270	88,642
Star Holdings*	2,527	24,588
Stratus Properties, Inc.*	1,090	22,628
Tejon Ranch Co.*	4,072	64,745
Transcontinental Realty Investors, Inc.*	288	8,585

		426,154

Residential REITs (0.2%)
Bluerock Homes Trust, Inc. (REIT)*	674	8,944
BRT Apartments Corp. (REIT)	2,283	41,163
Clipper Realty, Inc. (REIT)	2,376	10,882
UMH Properties, Inc. (REIT)	13,997	264,263

		325,252

Retail REITs (0.3%)
CBL & Associates Properties, Inc. (REIT)	4,263	125,375
FrontView REIT, Inc. (REIT)	2,750	49,857
NETSTREIT Corp. (REIT) (x)	15,147	214,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Whitestone REIT (REIT)	9,692	$137,336

		526,898

Specialized REITs (0.1%)
Farmland Partners, Inc. (REIT) (x)	8,583	100,936
Gladstone Land Corp. (REIT)	6,468	70,178
Global Self Storage, Inc. (REIT)	2,068	11,022

		182,136

Total Real Estate		2,857,045

Utilities (0.3%)
Electric Utilities (0.0%)†
Genie Energy Ltd., Class B	2,509	39,115

Gas Utilities (0.0%)†
RGC Resources, Inc.	1,628	32,658

Independent Power and Renewable Electricity Producers (0.0%)†
Altus Power, Inc., Class A(x)*	14,753	60,045
Spruce Power Holding Corp.*	3,458	10,270

		70,315

Multi-Utilities (0.1%)
Unitil Corp.	3,118	168,964

Water Utilities (0.2%)
Cadiz, Inc. (x)*	8,170	42,484
Consolidated Water Co. Ltd.	2,921	75,625
Global Water Resources, Inc.	2,298	26,427
Pure Cycle Corp.*	4,136	52,444
York Water Co. (The)	2,805	91,780

		288,760

Total Utilities		599,812

Total Common Stocks (98.4%) (Cost $143,691,285)		165,884,378

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,755	—
Icosavax, Inc., CVR *	4,644	1,394
Inhibrx, Inc., CVR (r)*	5,676	2,756

		4,150

Pharmaceuticals (0.0%)
Imara, Inc., CVR (r)*	2,426	—

Total Health Care		4,150

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)*	411	325

Total Industrials		325

Total Rights (0.0%)† (Cost $3,836)		4,475

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29*	574	1,840

Total Health Care		1,840

Real Estate (0.0%)†
Diversified REITs (0.0%)†
Presidio Property Trust, Inc. (REIT), expiring 1/24/27*	1,536	46

Total Real Estate		46

Total Warrants (0.0%)† (Cost $—)		1,886

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.9%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	1,600,000	1,600,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	1,600,000	1,600,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	6,767,211	6,767,211
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	4,531	4,532

Total Investment Companies		9,971,743

Total Short-Term Investments (5.9%) (Cost $9,971,744)		9,971,743

Total Investments in Securities (104.3%) (Cost $153,666,865)		175,862,482
Other Assets Less Liabilities (-4.3%)		(7,315,275)

Net Assets (100%)		$168,547,207

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $153,485 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $18,122,961. This was collateralized by $9,172,008 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/7/25 – 8/15/54 and by cash of $9,967,211 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	41	3/2025	USD	461,209	(29,114)

					(29,114)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$5,216,309	$—		$—		$5,216,309
Consumer Discretionary	14,096,490	—		—	(a)	14,096,490
Consumer Staples	9,304,620	—		—		9,304,620
Energy	3,333,517	—	(a)	—		3,333,517
Financials	23,196,140	—		—		23,196,140
Health Care	47,585,904	—		3,943		47,589,847
Industrials	24,213,889	—		—	(a)	24,213,889
Information Technology	33,132,547	—	(a)	—	(a)	33,132,547
Materials	2,344,162	—		—		2,344,162
Real Estate	2,857,045	—		—		2,857,045
Utilities	599,812	—		—		599,812
Rights
Health Care	—	1,394		2,756		4,150
Industrials	—	—		325		325
Short-Term Investments
Investment Companies	9,971,743	—		—		9,971,743
Warrants
Health Care	—	1,840		—		1,840
Real Estate	46	—		—		46

Total Assets	$175,852,224	$3,234		$7,024		$175,862,482

Liabilities:
Futures	$(29,114)	$—		$—		$(29,114)

Total Liabilities	$(29,114)	$—		$—		$(29,114)

Total	$175,823,110	$3,234		$7,024		$175,833,368

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(29,114	)*

Total		$(29,114)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$118,094	$118,094

Total	$118,094	$118,094

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(40,822)	$(40,822)

Total	$(40,822)	$(40,822)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$702,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$137,393,634
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$143,704,963

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 1%)*	Net Proceeds of Sales and Redemptions (affiliated 9%)*	Net Realized Gain (Loss)
$1,808,266	$12,358,735	$5,629,981

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,509,117
Aggregate gross unrealized depreciation	(23,649,378)

Net unrealized appreciation	$20,859,739

Federal income tax cost of investments in securities and derivative instruments, if applicable	$154,973,629

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $153,666,865)	$175,862,482
Cash	2,353,271
Cash held as collateral at broker for futures	34,200
Receivable for securities sold	425,473
Dividends, interest and other receivables	81,407
Securities lending income receivable	22,318
Receivable for Portfolio shares sold	1,163
Due from broker for futures variation margin	432
Other assets	617

Total assets	178,781,363

LIABILITIES
Payable for return of collateral on securities loaned	9,967,211
Payable for Portfolio shares repurchased	94,914
Investment management fees payable	72,535
Administrative fees payable	18,455
Distribution fees payable – Class IB	2,060
Payable for securities purchased	955
Accrued expenses	78,026

Total liabilities	10,234,156

Commitments and contingent liabilities^
NET ASSETS	$168,547,207

Net assets were comprised of:
Paid in capital	$155,237,991
Total distributable earnings (loss)	13,309,216

Net assets	$168,547,207

Class IB
Net asset value, offering and redemption price per share, $9,312,293 / 897,804 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.37

Class K
Net asset value, offering and redemption price per share, $159,234,914 / 15,226,362 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.46

(x)	Includes value of securities on loan of $18,122,961.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $2,294 foreign withholding tax)	$1,063,653
Interest	128,422
Securities lending (net)	317,513

Total income	1,509,588

EXPENSES
Investment management fees	1,312,512
Administrative fees	193,988
Custodian fees	154,400
Professional fees	55,148
Printing and mailing expenses	27,609
Distribution fees – Class IB	22,390
Trustees’ fees	4,910
Miscellaneous	4,567

Gross expenses	1,775,524
Less: Waiver from investment manager	(362,688)

Net expenses	1,412,836

NET INVESTMENT INCOME (LOSS)	96,752

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	18,142,383
Futures contracts	118,094

Net realized gain (loss)	18,260,477

Change in unrealized appreciation (depreciation) on:
Investments in securities	11,296,703
Futures contracts	(40,822)

Net change in unrealized appreciation (depreciation)	11,255,881

NET REALIZED AND UNREALIZED GAIN (LOSS)	29,516,358

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,613,110

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$96,752	$88,729
Net realized gain (loss)	18,260,477	(2,964,731)
Net change in unrealized appreciation (depreciation)	11,255,881	13,618,277

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,613,110	10,742,275

Distributions to shareholders:
Class IB	(25,586)	(48,667)
Class K	(767,256)	(1,030,172)

Total distributions to shareholders	(792,842)	(1,078,839)

Tax return of capital:
Class IB	(457)	—
Class K	(13,700)	—

Total tax return of capital	(14,157)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,060,611 and 461,927 shares, respectively ]	9,594,898	3,672,147
Capital shares issued in reinvestment of dividends [ 2,441 and 5,775 shares, respectively ]	26,043	48,667
Capital shares repurchased [ (1,198,234) and (440,019) shares, respectively ]	(10,901,979)	(3,554,327)

Total Class IB transactions	(1,281,038)	166,487

Class K
Capital shares sold [ 1,750,219 and 12,563 shares, respectively ]	15,773,683	103,327
Capital shares issued in reinvestment of dividends [ 72,611 and 121,311 shares, respectively ]	780,956	1,030,172
Capital shares repurchased [ (2,192,922) and (2,176,695) shares, respectively ]	(20,596,188)	(17,931,131)

Total Class K transactions	(4,041,549)	(16,797,632)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,322,587)	(16,631,145)

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,483,524	(6,967,709)
NET ASSETS:
Beginning of year	145,063,683	152,031,392

End of year	$168,547,207	$145,063,683

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.66	$8.09	$11.27	$13.80	$10.49

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)†	(0.01)†	— #	(0.07)	(0.01)
Net realized and unrealized gain (loss)	1.76	0.63	(2.93)	1.51	5.14

Total from investment operations	1.74	0.62	(2.93)	1.44	5.13

Less distributions:
Dividends from net investment income	(0.03)	(0.05)	(0.01)	—	— #
Distributions from net realized gains	—	—	(0.24)	(3.97)	(1.82)
Return of capital	— #	—	—	—	—

Total dividends and distributions	(0.03)	(0.05)	(0.25)	(3.97)	(1.82)

Net asset value, end of year	$10.37	$8.66	$8.09	$11.27	$13.80

Total return	20.06%	7.62%	(26.00)%	10.96%	50.22%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$9,312	$8,945	$8,138	$11,220	$3,348
Ratio of expenses to average net assets:
After waivers (f)	1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers (f)	1.38%	1.36%	1.34%	1.30%	1.37%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.18)%	(0.17)%	(0.02)%	(0.45)%	(0.06)%
Before waivers (f)	(0.41)%	(0.38)%	(0.21)%	(0.59)%	(0.28)%
Portfolio turnover rate^	90%	88%	78%	62%	94%

Class K	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.73	$8.16	$11.35	$13.85	$10.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.01	0.02	(0.04)	0.02
Net realized and unrealized gain (loss)	1.77	0.63	(2.93)	1.51	5.16

Total from investment operations	1.78	0.64	(2.91)	1.47	5.18

Less distributions:
Dividends from net investment income	(0.05)	(0.07)	(0.04)	— #	(0.03)
Distributions from net realized gains	—	—	(0.24)	(3.97)	(1.82)
Return of capital	— #	—	—	—	—

Total dividends and distributions	(0.05)	(0.07)	(0.28)	(3.97)	(1.85)

Net asset value, end of year	$10.46	$8.73	$8.16	$11.35	$13.85

Total return	20.39%	7.82%	(25.71)%	11.13%	50.54%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$159,235	$136,119	$143,894	$194,975	$196,267
Ratio of expenses to average net assets:
After waivers (f)	0.90%	0.90%	0.90%	0.90%	0.90%
Before waivers (f)	1.13%	1.11%	1.09%	1.05%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.08%	0.07%	0.23%	(0.23)%	0.19%
Before waivers (f)	(0.16)%	(0.13)%	0.04%	(0.38)%	(0.03)%
Portfolio turnover rate^	90%	88%	78%	62%	94%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Food, Beverage & Tobacco (1.4%)
Agricultural Products & Services (1.4%)
Archer-Daniels-Midland Co.	4,958	$250,478
Bunge Global SA	1,469	114,229
Wilmar International Ltd.	19,644	44,592

		409,299

Total Food, Beverage & Tobacco		409,299

Energy (66.4%)
Coal & Consumable Fuels (0.8%)
Cameco Corp.	4,512	231,995

Integrated Oil & Gas (46.2%)
BP plc	167,696	825,059
Cenovus Energy, Inc.	14,226	215,649
Chevron Corp.	18,015	2,609,293
Eni SpA	23,764	322,344
Equinor ASA	8,660	202,812
Exxon Mobil Corp.	46,064	4,955,104
Galp Energia SGPS SA	4,819	79,618
Imperial Oil Ltd.	1,899	117,035
Occidental Petroleum Corp.	6,573	324,772
OMV AG	1,522	58,883
Repsol SA	12,208	147,828
Shell plc	64,327	1,993,947
Suncor Energy, Inc.	13,082	466,964
TotalEnergies SE	22,374	1,236,909

		13,556,217

Oil & Gas Exploration & Production (19.4%)
Aker BP ASA	3,266	63,791
APA Corp.	3,835	88,550
ARC Resources Ltd.	6,145	111,447
Canadian Natural Resources Ltd.	21,913	676,545
ConocoPhillips	13,519	1,340,679
Coterra Energy, Inc.	7,665	195,764
Devon Energy Corp.	6,484	212,221
Diamondback Energy, Inc.	1,973	323,237
EOG Resources, Inc.	5,895	722,609
EQT Corp.	5,858	270,112
Expand Energy Corp.	2,117	210,747
Hess Corp.	2,875	382,404
Inpex Corp.	9,133	114,287
MEG Energy Corp.	2,761	45,330
Ovintiv, Inc.	2,733	110,687
Santos Ltd.	33,674	139,228
Texas Pacific Land Corp.	203	224,510
Tourmaline Oil Corp.	3,658	169,279
Woodside Energy Group Ltd.	19,687	299,758

		5,701,185

Total Energy		19,489,397

Materials (31.2%)
Aluminum (0.3%)
Norsk Hydro ASA	14,536	80,223

Copper (2.7%)
Antofagasta plc	4,089	81,392
First Quantum Minerals Ltd.*	7,352	94,774
Freeport-McMoRan, Inc.	14,898	567,316
Lundin Mining Corp.	6,847	58,922

		802,404

Diversified Metals & Mining (12.5%)
Anglo American plc	13,175	389,913
BHP Group Ltd.	52,608	1,287,816
Boliden AB	2,827	79,387
Glencore plc	107,527	475,723
Ivanhoe Mines Ltd., Class A*	7,704	91,433
Mineral Resources Ltd.	1,834	38,879
Rio Tinto Ltd.	3,849	279,830
Rio Tinto plc	11,690	691,197
South32 Ltd.	46,952	98,807
Sumitomo Metal Mining Co. Ltd.	2,596	58,757
Teck Resources Ltd., Class B	4,723	191,489

		3,683,231

Fertilizers & Agricultural Chemicals (3.3%)
CF Industries Holdings, Inc.	1,871	159,634
Corteva, Inc.	7,177	408,802
ICL Group Ltd.	8,026	39,738
Mosaic Co. (The)	3,304	81,212
Nutrien Ltd. (x)	5,130	229,547
Yara International ASA	1,711	45,246

		964,179

Forest Products (0.4%)
Svenska Cellulosa AB SCA, Class B	6,269	79,573
West Fraser Timber Co. Ltd.	567	49,129

		128,702

Gold (6.4%)
Agnico Eagle Mines Ltd.	5,200	406,826
Barrick Gold Corp.	18,176	281,848
Endeavour Mining plc	1,900	33,895
Franco-Nevada Corp.	1,995	234,440
Kinross Gold Corp.	12,743	118,348
Newmont Corp.	11,858	441,355
Northern Star Resources Ltd.	11,920	113,914
Wheaton Precious Metals Corp.	4,704	264,775

		1,895,401

Paper Products (1.1%)
Holmen AB, Class B	788	28,934
Mondi plc	4,577	68,301
Stora Enso OYJ, Class R	6,017	60,598
UPM-Kymmene OYJ	5,517	151,775

		309,608

Silver (0.3%)
Pan American Silver Corp.	3,764	76,147

Steel (4.2%)
ArcelorMittal SA	4,863	112,988
BlueScope Steel Ltd.	4,549	52,624
Fortescue Ltd.	17,558	198,332
JFE Holdings, Inc.	5,945	66,798
Nippon Steel Corp.	9,381	188,501
Nucor Corp.	2,461	287,223
Reliance, Inc.	570	153,478
Steel Dynamics, Inc.	1,520	173,386

		1,233,330

Total Materials		9,173,225

Total Common Stocks (99.0%) (Cost $25,365,133)		29,071,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	191,935	$191,935

Total Short-Term Investments (0.6%) (Cost $191,935)		191,935

Total Investments in Securities (99.6%) (Cost $25,557,068)		29,263,856
Other Assets Less Liabilities (0.4%)		112,915

Net Assets (100%)		$29,376,771

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $185,196. This was collateralized by cash of $191,935 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Country Diversification As a Percentage of Total Net Assets
Australia	12.5%
Austria	0.4
Brazil	1.1
Burkina Faso	0.1
Canada	12.6
Chile	0.5
China	0.2
Finland	0.7
France	4.2
Israel	0.1
Italy	1.1
Japan	1.5
Luxembourg	0.4
Norway	1.2
Portugal	0.3
South Africa	1.3
Spain	0.5
Sweden	0.6
United States	60.0
Zambia	0.3
Cash and Other	0.4

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$364,707	$44,592	$—	$409,299
Energy	14,004,933	5,484,464	—	19,489,397
Materials	4,370,084	4,803,141	—	9,173,225
Short-Term Investments
Investment Companies	191,935	—	—	191,935

Total Assets	$18,931,659	$10,332,197	$—	$29,263,856

Total Liabilities	$—	$—	$—	$—

Total	$18,931,659	$10,332,197	$—	$29,263,856

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,216,165
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,129,441

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,016,719
Aggregate gross unrealized depreciation	(1,770,820)

Net unrealized appreciation	$3,245,899

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,017,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $25,557,068)	$29,263,856
Cash	261,819
Foreign cash (Cost $25,852)	25,328
Dividends, interest and other receivables	25,292
Receivable for Portfolio shares sold	16,765
Securities lending income receivable	72
Other assets	65,752

Total assets	29,658,884

LIABILITIES
Payable for return of collateral on securities loaned	191,935
Payable for securities purchased	27,102
Payable for Portfolio shares repurchased	6,761
Distribution fees payable – Class IB	5,081
Administrative fees payable	2,310
Investment management fees payable	2,101
Trustees' fees payable	7
Accrued expenses	46,816

Total liabilities	282,113

Commitments and contingent liabilities^
NET ASSETS	$29,376,771

Net assets were comprised of:
Paid in capital	$30,544,913
Total distributable earnings (loss)	(1,168,142)

Net assets	$29,376,771

Class IB
Net asset value, offering and redemption price per share, $23,563,911 / 2,635,049 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.94

Class K
Net asset value, offering and redemption price per share, $5,812,860 / 649,721 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.95

(x)	Includes value of securities on loan of $185,196.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $51,755 foreign withholding tax)	$1,199,278
Interest	9,211
Securities lending (net)	1,394

Total income	1,209,883

EXPENSES
Investment management fees	167,186
Licensing fees	95,635
Distribution fees – Class IB	66,345
Professional fees	64,095
Custodian fees	38,300
Administrative fees	30,683
Printing and mailing expenses	14,594
Trustees' fees	1,144
Miscellaneous	9,704

Gross expenses	487,686
Less: Waiver from investment manager	(197,869)
Reimbursement from investment manager	(6,196)

Net expenses	283,621

NET INVESTMENT INCOME (LOSS)	926,262

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(125,632)
Foreign currency transactions	(2,348)

Net realized gain (loss)	(127,980)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(2,373,383)
Foreign currency translations	(1,310)

Net change in unrealized appreciation (depreciation)	(2,374,693)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,502,673)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,576,411)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$926,262	$1,195,492
Net realized gain (loss)	(127,980)	(146,398)
Net change in unrealized appreciation (depreciation)	(2,374,693)	(800,862)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,576,411)	248,232

Distributions to shareholders:
Class IB	(730,203)	(963,271)
Class K	(198,266)	(269,980)

Total distributions to shareholders	(928,469)	(1,233,251)

Tax return of capital:
Class IB	(577)	—
Class K	(157)	—

Total tax return of capital	(734)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 418,881 and 839,110 shares, respectively ]	4,118,799	8,293,189
Capital shares issued in reinvestment of dividends [ 78,725 and 99,925 shares, respectively ]	730,780	963,271
Capital shares repurchased [ (695,865) and (1,435,907) shares, respectively ]	(6,910,298)	(14,129,044)

Total Class IB transactions	(2,060,719)	(4,872,584)

Class K
Capital shares sold [ 5,705 and 10,359 shares, respectively ]	56,912	102,895
Capital shares issued in reinvestment of dividends [ 21,368 and 27,994 shares, respectively ]	198,423	269,980
Capital shares repurchased [ (115,245) and (151,002) shares, respectively ]	(1,156,919)	(1,503,006)

Total Class K transactions	(901,584)	(1,130,131)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,962,303)	(6,002,715)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,467,917)	(6,987,734)
NET ASSETS:
Beginning of year	34,844,688	41,832,422

End of year	$29,376,771	$34,844,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$9.76		$10.00		$7.81		$6.22		$7.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.30		0.36		0.29	(1)	0.21
Net realized and unrealized gain (loss)	(0.80)		(0.19)		2.17		1.57		(1.41)

Total from investment operations	(0.53)		0.11		2.53		1.86		(1.20)

Less distributions:
Dividends from net investment income	(0.29)		(0.35)		(0.34)		(0.27)		(0.25)
Return of capital	—	#	—		—		—		—

Total dividends and distributions	(0.29)		(0.35)		(0.34)		(0.27)		(0.25)

Net asset value, end of year	$8.94		$9.76		$10.00		$7.81		$6.22

Total return	(5.56)%		1.17%		32.35%		30.04%		(15.65)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$23,564		$27,642		$33,318		$14,009		$6,214
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.90	%(j)	0.90	%(j)	0.90	%(j)	0.92	%(g)	0.90%
Before waivers and reimbursements (f)	1.51%		1.28%		1.33%		1.56	%(g)	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.72%		3.08%		3.79%		3.89	%(aa)	3.66%
Before waivers and reimbursements (f)	2.11%		2.69%		3.37%		3.25	%(aa)	2.54%
Portfolio turnover rate^	4%		11%		15%		32%		15%

Class K	Year Ended December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$9.76		$10.01		$7.81		$6.22		$7.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.30		0.33		0.39		0.31	(1)	0.24
Net realized and unrealized gain (loss)	(0.80)		(0.20)		2.17		1.57		(1.43)

Total from investment operations	(0.50)		0.13		2.56		1.88		(1.19)

Less distributions:
Dividends from net investment income	(0.31)		(0.38)		(0.36)		(0.29)		(0.26)
Return of capital	—	#	—		—		—		—

Total dividends and distributions	(0.31)		(0.38)		(0.36)		(0.29)		(0.26)

Net asset value, end of year	$8.95		$9.76		$10.01		$7.81		$6.22

Total return	(5.21)%		1.32%		32.79%		30.32%		(15.46)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,813		$7,203		$8,514		$8,507		$7,283
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.65	%(j)	0.65	%(j)	0.65	%(j)	0.66	%(g)	0.65%
Before waivers and reimbursements (f)	1.26%		1.04%		1.07%		1.31	%(g)	1.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.98%		3.29%		4.15%		4.12	%(aa)	4.09%
Before waivers and reimbursements (f)	2.36%		2.91%		3.73%		3.48	%(aa)	3.05%
Portfolio turnover rate^	4%		11%		15%		32%		15%
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27 and $0.29 for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.02%
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.30% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)†
Hotels, Resorts & Cruise Lines (0.0%)†
PPHE Hotel Group Ltd.	380	$6,708

Total Consumer Discretionary		6,708

Health Care (0.2%)
Health Care Facilities (0.2%)
Chartwell Retirement Residences	5,214	54,699

Total Health Care		54,699

Information Technology (0.3%)
Internet Services & Infrastructure (0.3%)
NEXTDC Ltd.*	12,441	116,044

Total Information Technology		116,044

Real Estate (97.9%)
Data Center REITs (8.7%)
Digital Core REIT Management Pte. Ltd. (REIT)	16,920	9,814
Digital Realty Trust, Inc. (REIT)	6,435	1,141,118
Equinix, Inc. (REIT)	1,872	1,765,090
Keppel DC REIT (REIT)	32,272	51,516

		2,967,538

Diversified Real Estate Activities (4.5%)
Allreal Holding AG (Registered)	283	51,637
City Developments Ltd.	9,292	34,769
Heiwa Real Estate Co. Ltd.	495	13,666
Mitsubishi Estate Co. Ltd.	22,927	316,639
Mitsui Fudosan Co. Ltd.	53,505	426,077
New World Development Co. Ltd.	26,996	17,936
Nomura Real Estate Holdings, Inc.	2,068	50,852
Peach Property Group AG (x)*	624	6,186
Sumitomo Realty & Development Co. Ltd.	8,281	256,834
Sun Hung Kai Properties Ltd.	27,759	266,809
Tokyo Tatemono Co. Ltd.	3,752	61,459
UOL Group Ltd.	9,586	36,220

		1,539,084

Diversified REITs (5.9%)
Abrdn Property Income Trust Ltd. (REIT)	10,903	942
Activia Properties, Inc. (REIT)	13	27,081
AEW UK REIT plc (REIT) (m)	3,077	3,868
Alexander & Baldwin, Inc. (REIT)	1,403	24,889
American Assets Trust, Inc. (REIT)	924	24,264
Argosy Property Ltd. (REIT)	16,320	9,131
Armada Hoffler Properties, Inc. (REIT)	1,520	15,550
British Land Co. plc (The) (REIT)	19,411	87,579
Broadstone Net Lease, Inc. (REIT)	3,636	57,667
Charter Hall Group (REIT)	9,168	81,430
Charter Hall Long Wale REIT (REIT)	12,825	29,688
Covivio SA (REIT)	1,050	53,033
Cromwell European REIT (REIT) (m)	6,013	9,841
Custodian Property Income REIT plc (REIT)	7,910	7,635
Daiwa House REIT Investment Corp. (REIT)	43	63,273
Empire State Realty Trust, Inc. (REIT), Class A	2,628	27,121
Essential Properties Realty Trust, Inc. (REIT)	3,382	105,789
Global Net Lease, Inc. (REIT)	3,870	28,251
GPT Group (The) (REIT)	37,275	100,822
Growthpoint Properties Australia Ltd. (REIT)	5,281	7,779
H&R REIT (REIT)	5,014	32,370
Hankyu Hanshin REIT, Inc. (REIT)	13	10,065
Heiwa Real Estate REIT, Inc. (REIT)	20	15,273
Hulic REIT, Inc. (REIT)	25	21,794
Icade (REIT)	633	15,068
KDX Realty Investment Corp. (REIT)	78	73,944
Land Securities Group plc (REIT)	14,485	105,901
LondonMetric Property plc (REIT) (x)	38,419	86,622
Merlin Properties SOCIMI SA (REIT)	8,506	89,519
Mirai Corp. (REIT)	36	9,323
Mirvac Group (REIT)	76,697	89,009
Mori Trust REIT, Inc. (REIT)	49	19,160
NIPPON REIT Investment Corp. (REIT) (x)	32	15,450
Nomura Real Estate Master Fund, Inc. (REIT)	86	75,123
NTT UD REIT Investment Corp. (REIT)	28	21,278
OUE REIT (REIT)	42,263	8,820
Schroder REIT Ltd. (REIT)	9,509	6,047
Sekisui House REIT, Inc. (REIT)	81	39,705
SK REITs Co. Ltd. (REIT)	3,553	10,644
Star Asia Investment Corp. (REIT)	49	16,033
Stockland (REIT)	46,411	137,885
Stride Property Group (REIT)	10,828	7,936
Sunlight REIT (REIT)	18,781	4,498
Suntec REIT (REIT)	41,478	35,536
Takara Leben Real Estate Investment Corp. (REIT)	17	9,361
Tokyu REIT, Inc. (REIT) (x)	18	17,935
United Urban Investment Corp. (REIT)	57	50,903
WP Carey, Inc. (REIT)	4,208	229,252

		2,020,087

Health Care REITs (10.4%)
Aedifica SA (REIT)	925	53,849
Alexandria Real Estate Equities, Inc. (REIT)	3,364	328,158
American Healthcare REIT, Inc. (REIT)	2,931	83,299
Assura plc (REIT)	62,627	30,060
Care REIT plc (REIT), Class B (m)	6,211	6,321
CareTrust REIT, Inc. (REIT)	3,579	96,812
Cofinimmo SA (REIT)	741	42,677
Health Care & Medical Investment Corp. (REIT) (x)	7	4,737
Healthcare Realty Trust, Inc. (REIT), Class A	6,858	116,243
HealthCo REIT (REIT)	8,685	5,483
Healthpeak Properties, Inc. (REIT)	13,566	274,983
Life Science REIT plc (REIT)	6,809	3,239
LTC Properties, Inc. (REIT)	857	29,609
Medical Properties Trust, Inc. (REIT) (x)	11,526	45,528
National Health Investors, Inc. (REIT)	807	55,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
NorthWest Healthcare Properties REIT (REIT) (x)	4,303	$13,321
Omega Healthcare Investors, Inc. (REIT)	5,238	198,258
Parkway Life REIT (REIT)	7,500	20,595
Primary Health Properties plc (REIT)	25,514	29,801
Sabra Health Care REIT, Inc. (REIT)	4,558	78,945
Sila Realty Trust, Inc. (REIT)	1,106	26,898
Target Healthcare REIT plc (REIT)	12,055	12,677
Ventas, Inc. (REIT)	8,128	478,658
Welltower, Inc. (REIT)	11,971	1,508,705

		3,544,781

Hotel & Resort REITs (2.5%)
Apple Hospitality REIT, Inc. (REIT)	4,394	67,448
CapitaLand Ascott Trust (REIT)	48,175	30,690
CDL Hospitality Trusts (REIT)	17,277	10,880
DiamondRock Hospitality Co. (REIT)	3,988	36,012
Far East Hospitality Trust (REIT)	19,469	8,696
Hoshino Resorts REIT, Inc. (REIT)	11	15,576
Host Hotels & Resorts, Inc. (REIT)	13,535	237,133
Hotel Property Investments Ltd. (REIT)	3,787	8,790
Invincible Investment Corp. (REIT) (x)	149	62,428
Japan Hotel REIT Investment Corp. (REIT)	99	44,239
Park Hotels & Resorts, Inc. (REIT)	3,953	55,619
Pebblebrook Hotel Trust (REIT)	2,302	31,192
RLJ Lodging Trust (REIT)	2,938	29,997
Ryman Hospitality Properties, Inc. (REIT)	1,130	117,904
Summit Hotel Properties, Inc. (REIT)	2,023	13,858
Sunstone Hotel Investors, Inc. (REIT)	3,920	46,413
Xenia Hotels & Resorts, Inc. (REIT)	1,965	29,200

		846,075

Industrial REITs (14.3%)
AIMS APAC REIT (REIT)	11,893	10,886
Americold Realty Trust, Inc. (REIT)	5,518	118,085
ARGAN SA (REIT)	238	14,915
CapitaLand Ascendas REIT (REIT)	69,387	130,579
Centuria Industrial REIT (REIT)	10,204	17,810
CRE Logistics REIT, Inc. (REIT) (x)	12	10,477
Dexus Industria REIT (REIT)	4,115	6,546
Dream Industrial REIT (REIT) (x)	5,318	43,692
EastGroup Properties, Inc. (REIT)	954	153,107
ESR Kendall Square REIT Co. Ltd. (REIT)	2,340	6,734
ESR-REIT (REIT)	130,247	24,320
First Industrial Realty Trust, Inc. (REIT)	2,564	128,533
Frasers Logistics & Commercial Trust (REIT) (m)	55,769	35,937
GLP J-REIT (REIT)	90	70,462
Goodman Group (REIT)	36,244	799,520
Goodman Property Trust (REIT)	20,322	22,854
Granite REIT (REIT)	1,226	59,498
Industrial & Infrastructure Fund Investment Corp. (REIT)	45	32,857
Innovative Industrial Properties, Inc. (REIT)	543	36,186
Japan Logistics Fund, Inc. (REIT)	17	28,393
LaSalle Logiport REIT (REIT)	36	32,480
Lineage, Inc. (REIT)	1,197	70,108
LXP Industrial Trust (REIT) (x)	5,602	45,488
Mapletree Industrial Trust (REIT)	38,399	62,140
Mapletree Logistics Trust (REIT)	65,766	61,160
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	9	19,799
Mitsui Fudosan Logistics Park, Inc. (REIT) (x)	59	38,002
Montea NV (REIT)	397	26,031
Nippon Prologis REIT, Inc. (REIT)	48	67,949
Prologis, Inc. (REIT)	17,954	1,897,738
Rexford Industrial Realty, Inc. (REIT)	4,275	165,272
Segro plc (REIT)	26,280	230,694
SOSiLA Logistics REIT, Inc. (REIT)	14	9,368
STAG Industrial, Inc. (REIT)	3,514	118,844
Terreno Realty Corp. (REIT)	1,841	108,877
Tritax Big Box REIT plc (REIT)	47,920	79,608
Urban Logistics REIT plc (REIT)	8,959	11,485
Warehouse REIT plc (REIT) (m)	7,711	7,588
Warehouses De Pauw CVA (REIT)	3,329	65,519

		4,869,541

Multi-Family Residential REITs (8.9%)
Advance Residence Investment Corp. (REIT)	26	48,316
Apartment Investment and Management Co. (REIT), Class A*	2,681	24,370
AvalonBay Communities, Inc. (REIT)	2,755	606,017
Boardwalk REIT (REIT)	791	35,356
Camden Property Trust (REIT)	2,009	233,124
Canadian Apartment Properties REIT (REIT)	3,246	96,266
Care Property Invest NV (REIT)	718	8,494
Centerspace (REIT)	319	21,102
Comforia Residential REIT, Inc. (REIT)	14	24,706
Daiwa Securities Living Investments Corp. (REIT)	38	21,488
Elme Communities (REIT)	1,716	26,203
Empiric Student Property plc (REIT)	11,742	12,274
Equity Residential (REIT)	7,335	526,360
Essex Property Trust, Inc. (REIT)	1,240	353,946
Home Invest Belgium SA (REIT)	214	3,804
Home REIT plc (REIT) (r)*	17,110	—
Independence Realty Trust, Inc. (REIT)	4,356	86,423
Ingenia Communities Group (REIT)	7,170	20,325
InterRent REIT (REIT)	2,670	18,853
Irish Residential Properties REIT plc (REIT)	8,639	8,143
Killam Apartment REIT (REIT) (x)	2,267	26,968
Mid-America Apartment Communities, Inc. (REIT)	2,255	348,555
NexPoint Residential Trust, Inc. (REIT)	431	17,994
Nippon Accommodations Fund, Inc. (REIT)	9	33,565
Residential Secure Income plc (REIT) (m)	3,601	2,651
Samty Residential Investment Corp. (REIT)	8	4,728
Social Housing REIT plc (REIT) (m)	6,928	5,152
Starts Proceed Investment Corp. (REIT)	5	5,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
UDR, Inc. (REIT)	6,374	$276,695
UNITE Group plc (The) (REIT)	7,858	79,339
Veris Residential, Inc. (REIT)	1,513	25,161
Xior Student Housing NV (REIT) (m)	716	21,990

		3,023,880

Office REITs (5.2%)
Abacus Group (REIT)	9,804	6,675
Allied Properties REIT (REIT)	2,460	29,350
Brandywine Realty Trust (REIT)	3,267	18,295
BXP, Inc. (REIT)	3,050	226,798
Centuria Office REIT (REIT) (x)	8,989	6,120
Champion REIT (REIT)	36,814	8,200
CLS Holdings plc (REIT)	2,922	2,835
COPT Defense Properties (REIT)	2,170	67,162
Cousins Properties, Inc. (REIT)	3,125	95,750
Cromwell Property Group (REIT)	24,423	5,744
Daiwa Office Investment Corp. (REIT)	10	18,042
Derwent London plc (REIT)	2,180	53,464
Dexus (REIT)	20,930	86,278
Douglas Emmett, Inc. (REIT)	3,113	57,777
Easterly Government Properties, Inc. (REIT), Class A	1,871	21,255
Gecina SA (REIT)	1,006	94,255
Global One Real Estate Investment Corp. (REIT)	19	11,941
Great Portland Estates plc (REIT)	6,827	24,615
Helical plc (REIT)	2,306	4,994
Highwoods Properties, Inc. (REIT)	2,025	61,924
Ichigo Office REIT Investment Corp. (REIT)	19	9,635
Inmobiliaria Colonial SOCIMI SA (REIT)	6,404	34,329
Japan Excellent, Inc. (REIT)	24	17,721
Japan Prime Realty Investment Corp. (REIT)	18	36,047
Japan Real Estate Investment Corp. (REIT)	130	89,093
JBG SMITH Properties (REIT)	1,572	24,162
JR Global REIT (REIT)	2,250	4,211
Keppel REIT (REIT)	45,938	29,265
Kilroy Realty Corp. (REIT)	2,269	91,781
Mori Hills REIT Investment Corp. (REIT)	31	24,360
Nippon Building Fund, Inc. (REIT) (x)	148	115,096
NSI NV (REIT)	372	7,291
One REIT, Inc. (REIT)	5	7,309
Orix JREIT, Inc. (REIT)	51	53,097
Paramount Group, Inc. (REIT)	3,556	17,567
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,380	21,777
Precinct Properties Group (REIT)	25,866	17,077
Prosperity REIT (REIT)	22,999	3,672
Regional REIT Ltd. (REIT) (m)	3,147	4,539
Sankei Real Estate, Inc. (REIT)	9	4,307
Shinhan Alpha REIT Co. Ltd. (REIT)	1,960	7,511
SL Green Realty Corp. (REIT)	1,359	92,303
Vornado Realty Trust (REIT)	3,403	143,062
Workspace Group plc (REIT)	2,679	16,467

		1,773,153

Other Specialized REITs (4.7%)
Arena REIT (REIT)	7,649	18,417
Charter Hall Social Infrastructure REIT (REIT)	6,592	10,486
EPR Properties (REIT)	1,451	64,250
Four Corners Property Trust, Inc. (REIT)	1,860	50,481
Gaming and Leisure Properties, Inc. (REIT)	5,058	243,593
Iron Mountain, Inc. (REIT)	5,654	594,292
Safehold, Inc. (REIT)	998	18,443
VICI Properties, Inc. (REIT), Class A	20,244	591,327

		1,591,289

Real Estate Development (0.2%)
Lifestyle Communities Ltd.	2,128	11,275
Sino Land Co. Ltd.	68,333	69,066

		80,341

Real Estate Operating Companies (7.0%)
Abrdn European Logistics Income plc (REIT) (m)	8,208	6,042
Aeon Mall Co. Ltd.	1,828	23,553
Amot Investments Ltd.	4,197	23,828
Aroundtown SA*	13,280	40,180
Atrium Ljungberg AB, Class B	867	15,536
Azrieli Group Ltd.	711	58,847
CA Immobilien Anlagen AG	662	15,990
CapitaLand Investment Ltd.	44,810	85,968
Castellum AB*	8,300	90,655
Catena AB	784	33,534
Cibus Nordic Real Estate AB publ	1,206	19,211
Citycon OYJ*	1,792	5,975
Corem Property Group AB, Class B	11,950	7,249
Deutsche EuroShop AG	351	6,725
Deutsche Wohnen SE	957	22,857
Dios Fastigheter AB	2,025	14,494
Entra ASA (m)*	1,385	14,073
Fabege AB	4,351	32,650
Fastighets AB Balder, Class B*	13,026	90,406
FastPartner AB, Class A	1,005	5,818
Grainger plc	14,412	40,595
Grand City Properties SA*	1,232	14,997
Hongkong Land Holdings Ltd.	19,982	88,920
Hufvudstaden AB, Class A	2,086	22,837
Hulic Co. Ltd.	11,591	100,379
Hysan Development Co. Ltd.	11,280	17,196
Intershop Holding AG	106	14,833
Kennedy-Wilson Holdings, Inc.	2,192	21,898
Kojamo OYJ*	3,072	29,879
LEG Immobilien SE	1,442	122,183
Logistea AB, Class B*	2,998	4,457
Melisron Ltd.	489	43,580
Mobimo Holding AG (Registered)	138	44,594
Neobo Fastigheter AB*	2,527	4,785
NP3 Fastigheter AB	660	14,919
Nyfosa AB*	3,084	30,128
Pandox AB, Class B	2,056	35,650
Platzer Fastigheter Holding AB, Class B	1,217	9,426
PSP Swiss Property AG (Registered)	877	124,588

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Sagax AB, Class B	4,168	$85,243
Samhallsbyggnadsbolaget i Norden AB (x)	22,472	9,207
Sirius Real Estate Ltd. (REIT)	29,115	28,613
StorageVault Canada, Inc.	4,574	12,537
Swire Properties Ltd.	20,582	41,924
Swiss Prime Site AG (Registered)	1,486	161,763
TAG Immobilien AG*	2,944	43,792
VGP NV	260	19,230
Vonovia SE	13,672	415,111
Wallenstam AB, Class B	7,799	33,705
Wharf Real Estate Investment Co. Ltd.	30,064	76,876
Wihlborgs Fastigheter AB	5,156	48,896

		2,376,332

Retail REITs (16.5%)
Acadia Realty Trust (REIT)	2,258	54,553
AEON REIT Investment Corp. (REIT)	34	27,375
Agree Realty Corp. (REIT)	2,075	146,184
Ascencio (REIT)	100	4,894
Brixmor Property Group, Inc. (REIT)	5,819	162,001
BWP Trust (REIT)	10,532	21,382
CapitaLand Integrated Commercial Trust (REIT)	105,695	149,373
Carmila SA (REIT)	1,101	18,270
Charter Hall Retail REIT (REIT)	9,539	18,598
Choice Properties REIT (REIT)	5,371	49,882
Crombie REIT (REIT) (x)	2,060	18,931
Curbline Properties Corp. (REIT)	1,831	42,516
Eurocommercial Properties NV (REIT)	829	19,064
Federal Realty Investment Trust (REIT)	1,639	183,486
First Capital REIT (REIT) (x)	4,113	48,528
Fortune REIT (REIT)	28,391	14,586
Frasers Centrepoint Trust (REIT)	21,798	33,679
Frontier Real Estate Investment Corp. (REIT)	50	24,676
Fukuoka REIT Corp. (REIT)	17	15,629
Getty Realty Corp. (REIT)	972	29,286
Hamborner REIT AG (REIT)	1,386	9,045
Hammerson plc (REIT)	9,626	33,694
HomeCo Daily Needs REIT (REIT) (m)	33,840	23,982
Immobiliare Grande Distribuzione SIIQ SpA (REIT)*	1,269	3,286
InvenTrust Properties Corp. (REIT)	1,494	45,014
Japan Metropolitan Fund Invest (REIT)	136	77,914
Kimco Realty Corp. (REIT)	12,791	299,693
Kite Realty Group Trust (REIT)	4,185	105,629
Kiwi Property Group Ltd. (REIT)	30,966	15,593
Klepierre SA (REIT)	4,001	115,215
Lendlease Global Commercial REIT (REIT)	32,987	13,285
Link REIT (REIT)	49,637	209,946
LOTTE REIT Co. Ltd. (REIT)	2,480	5,140
Macerich Co. (The) (REIT)	4,563	90,895
Mapletree Pan Asia Commercial Trust (REIT)	44,386	39,327
Mercialys SA (REIT)	1,814	18,997
NETSTREIT Corp. (REIT) (x)	1,499	21,211
NewRiver REIT plc (REIT)	6,993	6,417
NNN REIT, Inc. (REIT)	3,623	148,000
PARAGON REIT (REIT)	20,860	13,442
Phillips Edison & Co., Inc. (REIT)	2,367	88,668
Primaris REIT (REIT)	1,864	20,061
Realty Income Corp. (REIT)	16,926	904,018
Regency Centers Corp. (REIT)	3,506	259,199
Region RE Ltd. (REIT)	22,578	28,928
Retail Estates NV (REIT)	245	15,049
Retail Opportunity Investments Corp. (REIT)	2,389	41,473
RioCan REIT (REIT)	5,812	73,911
Scentre Group (REIT)	101,000	214,423
Shaftesbury Capital plc (REIT)	28,944	45,475
Simon Property Group, Inc. (REIT)	6,283	1,081,995
SITE Centers Corp. (REIT)	915	13,990
SmartCentres REIT (REIT)	2,518	42,847
Starhill Global REIT (REIT)	28,559	10,456
Supermarket Income REIT plc (REIT)	24,147	20,586
Tanger, Inc. (REIT)	2,052	70,035
Unibail-Rodamco-Westfield (REIT)	2,006	151,106
Urban Edge Properties (REIT)	2,427	52,181
Vastned Retail NV (REIT)	217	4,810
Vicinity Ltd. (REIT)	73,302	95,278
Waypoint REIT Ltd. (REIT)	13,071	18,850
Wereldhave NV (REIT)	678	9,664

		5,641,621

Self-Storage REITs (5.6%)
Abacus Storage King (REIT)	10,346	7,204
Big Yellow Group plc (REIT)	3,647	43,831
CubeSmart (REIT)	4,345	186,183
Extra Space Storage, Inc. (REIT)	4,061	607,526
National Storage Affiliates Trust (REIT)	1,357	51,444
National Storage REIT (REIT)	26,339	38,148
Public Storage (REIT)	3,071	919,580
Safestore Holdings plc (REIT)	4,153	33,482
Shurgard Self Storage Ltd. (REIT)	603	22,393

		1,909,791

Single-Family Residential REITs (3.5%)
American Homes 4 Rent (REIT), Class A	6,557	245,363
Equity LifeStyle Properties, Inc. (REIT)	3,666	244,156
Invitation Homes, Inc. (REIT)	11,883	379,899
PRS REIT plc (The) (REIT)	10,038	13,522
Sun Communities, Inc. (REIT)	2,395	294,513
UMH Properties, Inc. (REIT)	1,394	26,319

		1,203,772

Total Real Estate		33,387,285

Total Common Stocks (98.4%) (Cost $33,172,639)		33,564,736

CLOSED END FUNDS:
Picton Property Income Ltd. (REIT)	10,591	8,485

Total Closed End Funds (0.0%) (Cost $10,588)		8,485

EXCHANGE TRADED FUNDS (ETF):
Investment Funds (1.1%)
iShares U.S. Real Estate ETF (x)	2,458	228,741
Vanguard Global ex-U.S. Real Estate ETF	3,769	149,102

Total Exchange Traded Funds (1.1%) (Cost $401,467)		377,843

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	66,293	$66,293
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	394,907	394,907

Total Investment Companies		461,200

Total Short-Term Investments (1.4%) (Cost $461,200)		461,200

Total Investments in Securities (100.9%) (Cost $34,045,894)		34,412,264
Other Assets Less Liabilities (-0.9%)		(296,774)

Net Assets (100%)		$34,115,490

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $141,984 or 0.4% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $496,839. This was collateralized by $56,686 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 1/28/25 - 8/15/54 and by cash of $461,200 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	6.0%
Austria	0.1
Belgium	0.8
Canada	2.0
Finland	0.1
France	1.4
Germany	2.1
Hong Kong	2.4
Ireland	0.0	#
Israel	0.4
Italy	0.0	#
Japan	8.3
Netherlands	0.1
New Zealand	0.2
Norway	0.0	#
Singapore	2.8
South Korea	0.1
Spain	0.4
Sweden	1.8
Switzerland	1.2
United Kingdom	3.4
United States	67.3
Cash and Other	(0.9)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$8,485	$—		$8,485
Common Stocks
Consumer Discretionary	—	6,708	—		6,708
Health Care	54,699	—	—		54,699
Information Technology	—	116,044	—		116,044
Real Estate	22,735,254	10,652,031	—	(a)	33,387,285
Exchange Traded Funds	377,843	—	—		377,843
Short-Term Investments
Investment Companies	461,200	—	—		461,200

Total Assets	$23,628,996	$10,783,268	$—		$34,412,264

Total Liabilities	$—	$—	$—		$—

Total	$23,628,996	$10,783,268	$—		$34,412,264

(a)	Value is zero.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Forward Foreign
Derivatives Contracts^	Currency Contracts	Total
Foreign exchange contracts	$(60)	$(60)

Total	$(60)	$(60)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$27,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,614,795
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,494,387

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,604,730
Aggregate gross unrealized depreciation	(6,730,860)

Net unrealized appreciation	$(126,130)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$34,538,394

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $34,045,894)	$34,412,264
Cash	70,899
Foreign cash (Cost $66,240)	65,478
Dividends, interest and other receivables	150,617
Receivable for Portfolio shares sold	17,675
Receivable from investment manager	14,476
Securities lending income receivable	265
Other assets	156

Total assets	34,731,830

LIABILITIES
Payable for return of collateral on securities loaned	461,200
Payable for securities purchased	68,655
Payable for Portfolio shares repurchased	7,870
Distribution fees payable – Class IB	4,021
Accrued expenses	74,594

Total liabilities	616,340

Commitments and contingent liabilities^
NET ASSETS	$34,115,490

Net assets were comprised of:
Paid in capital	$34,853,621
Total distributable earnings (loss)	(738,131)

Net assets	$34,115,490

Class IB
Net asset value, offering and redemption price per share, $18,618,342 / 3,300,849 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.64

Class K
Net asset value, offering and redemption price per share, $15,497,148 / 2,728,668 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.68

(x)	Includes value of securities on loan of $496,839.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $47,434 foreign withholding tax)	$1,262,804
Interest	2,557
Securities lending (net)	4,346

Total income	1,269,707

EXPENSES
Investment management fees	179,009
Custodian fees	92,000
Professional fees	63,512
Distribution fees – Class IB	47,932
Administrative fees	32,844
Licensing fees	25,432
Printing and mailing expenses	14,712
Trustees’ fees	1,178
Miscellaneous	9,741

Gross expenses	466,360
Less: Waiver from investment manager	(185,735)

Net expenses	280,625

NET INVESTMENT INCOME (LOSS)	989,082

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(383,051)
Forward foreign currency contracts	(60)
Foreign currency transactions	(6,344)

Net realized gain (loss)	(389,455)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(134,787)
Foreign currency translations	(3,245)

Net change in unrealized appreciation (depreciation)	(138,032)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(527,487)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$461,595

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$989,082	$1,086,594
Net realized and unrealized gain (loss)	(389,455)	(88,115)
Net change in unrealized appreciation (depreciation)	(138,032)	2,209,855

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	461,595	3,208,334

Distributions to shareholders:
Class IB	(561,787)	(520,082)
Class K	(508,231)	(497,468)

Total distributions to shareholders	(1,070,018)	(1,017,550)

Tax return of capital:
Class IB	(29,475)	—
Class K	(26,665)	—

Total tax return of capital	(56,140)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 554,263 and 837,808 shares, respectively ]	3,157,880	4,574,389
Capital shares issued in reinvestment of dividends [ 100,494 and 92,782 shares, respectively ]	591,262	520,082
Capital shares repurchased [ (745,157) and (666,956) shares, respectively ]	(4,315,985)	(3,656,470)

Total Class IB transactions	(566,843)	1,438,001

Class K
Capital shares sold [ 127,872 and 149,063 shares, respectively ]	728,052	831,512
Capital shares issued in reinvestment of dividends [ 90,324 and 87,988 shares, respectively ]	534,896	497,468
Capital shares repurchased [ (436,888) and (372,646) shares, respectively ]	(2,603,067)	(2,031,763)

Total Class K transactions	(1,340,119)	(702,783)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,906,962)	735,218

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,571,525)	2,926,002
NET ASSETS:
Beginning of year	36,687,015	33,761,013

End of year	$34,115,490	$36,687,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024	2023	2022	2021		2020
Net asset value, beginning of year	$5.77	$5.42	$7.24	$10.40		$11.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.17	0.15	0.22	(cc)	0.22	(aa)
Net realized and unrealized gain (loss)	(0.10)	0.34	(1.96)	2.28		(1.26)

Total from investment operations	0.05	0.51	(1.81)	2.50		(1.04)

Less distributions:
Dividends from net investment income	(0.17)	(0.16)	(0.01)	(0.41)		(0.14)
Distributions from net realized gains	—	—	— #	(2.42)		—
Return of capital	(0.01)	—	—	(2.83)		—

Total dividends and distributions	(0.18)	(0.16)	(0.01)	(5.66)		(0.14)

Net asset value, end of year	$5.64	$5.77	$5.42	$7.24		$10.40

Total return	0.83%	9.46%	(24.99)%	25.80%		(8.98)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,618	$19,568	$16,950	$19,746		$14,355
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.90%	0.90%	0.90%	0.90	%(g)	0.90%
Before waivers and reimbursements (f)	1.42%	1.27%	1.57%	1.23	%(g)	1.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.65%	3.07%	2.40%	1.96	%(dd)	2.31	%(bb)
Before waivers and reimbursements (f)	2.13%	2.70%	1.73%	1.62	%(dd)	1.69	%(bb)
Portfolio turnover rate^	19%	14%	25%	25%		29%

Class K	Year Ended December 31,
	2024	2023	2022	2021		2020
Net asset value, beginning of year	$5.81	$5.45	$7.29	$10.43		$11.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.18	0.16	0.25	(cc)	0.26	(aa)
Net realized and unrealized gain (loss)	(0.10)	0.35	(1.97)	2.29		(1.29)

Total from investment operations	0.07	0.53	(1.81)	2.54		(1.03)

Less distributions:
Dividends from net investment income	(0.19)	(0.17)	(0.03)	(0.43)		(0.16)
Distributions from net realized gains	—	—	— #	(2.42)		—
Return of capital	(0.01)	—	—	(2.83)		—

Total dividends and distributions	(0.20)	(0.17)	(0.03)	(5.68)		(0.16)

Net asset value, end of year	$5.68	$5.81	$5.45	$7.29		$10.43

Total return	1.07%	9.84%	(24.89)%	26.17%		(8.82)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$15,497	$17,119	$16,811	$21,582		$18,158
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.65%	0.65%	0.65%	0.65	%(g)	0.65%
Before waivers and reimbursements (f)	1.17%	1.02%	1.32%	0.98	%(g)	1.29%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	2.89%	3.30%	2.63%	2.18	%(dd)	2.68	%(bb)
Before waivers and reimbursements (f)	2.38%	2.92%	1.97%	2.18	%(dd)	2.04	%(bb)
Portfolio turnover rate^	19%	14%	25%	25%		29%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20 and $0.24 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.24% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18 and $0.20 for Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.41% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.9%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	187	$5,735
AST SpaceMobile, Inc., Class A (x)*	21,225	447,848
ATN International, Inc.	1,524	25,619
Bandwidth, Inc., Class A*	449	7,642
Globalstar, Inc. (x)*	17,417	36,053
IDT Corp., Class B	693	32,931
Liberty Latin America Ltd., Class A*	2,960	18,826
Liberty Latin America Ltd., Class C*	21,778	138,072
Lumen Technologies, Inc.*	159,166	845,172
Shenandoah Telecommunications Co.	7,841	98,875

		1,656,773

Entertainment (2.6%)
AMC Entertainment Holdings, Inc., Class A*	54,827	218,211
Cinemark Holdings, Inc.*	3,721	115,277
Eventbrite, Inc., Class A*	894	3,004
IG Port, Inc. (x)	40,000	612,948
Lions Gate Entertainment Corp., Class A (x)*	12,090	103,248
Lions Gate Entertainment Corp., Class B*	17,003	128,373
Live Nation Entertainment, Inc.*	59,900	7,757,050
Madison Square Garden Entertainment Corp., Class A*	12,633	449,735
Madison Square Garden Sports Corp.*	2,200	496,496
Marcus Corp. (The)	3,717	79,916
Playstudios, Inc.*	12,754	23,722
Reservoir Media, Inc.*	2,732	24,725
Sphere Entertainment Co.*	11,304	455,777
Toei Animation Co. Ltd.	11,200	250,191

		10,718,673

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	14,281	116,247
Cars.com, Inc.*	10,252	177,667
fuboTV, Inc. (x)*	46,931	59,133
Nextdoor Holdings, Inc.*	29,665	70,306
Outbrain, Inc.*	5,890	42,290
Shutterstock, Inc.	812	24,644
TrueCar, Inc.*	14,575	54,365
Vimeo, Inc.*	23,373	149,587
Webtoon Entertainment, Inc. (x)*	1,312	17,817
Ziff Davis, Inc.*	6,960	378,207

		1,090,263

Media (0.5%)
Advantage Solutions, Inc.*	17,736	51,789
AMC Networks, Inc., Class A*	5,279	52,262
Boston Omaha Corp., Class A*	3,335	47,290
Cable One, Inc. (x)	889	321,925
Clear Channel Outdoor Holdings, Inc.*	50,455	69,123
EchoStar Corp., Class A (x)*	19,074	436,795
Emerald Holding, Inc.	2,303	11,101
Entravision Communications Corp., Class A	7,700	18,095
EW Scripps Co. (The), Class A*	8,957	19,795
Gannett Co., Inc.*	22,207	112,367
Gray Television, Inc.	14,315	45,092
iHeartMedia, Inc., Class A*	15,173	30,043
Innovid Corp.*	14,081	43,510
Integral Ad Science Holding Corp.*	10,127	105,726
John Wiley & Sons, Inc., Class A	3,034	132,616
Magnite, Inc.*	2,092	33,305
National CineMedia, Inc.*	11,585	76,924
Scholastic Corp.	3,882	82,803
Stagwell, Inc., Class A*	11,164	73,459
TEGNA, Inc.	26,224	479,637
WideOpenWest, Inc.*	7,784	38,609

		2,282,266

Wireless Telecommunication Services (0.1%)
Gogo, Inc. (x)*	5,548	44,883
Spok Holdings, Inc.	2,634	42,276
Telephone and Data Systems, Inc.	15,491	528,398

		615,557

Total Communication Services		16,363,532

Consumer Discretionary (13.7%)
Automobile Components (0.5%)
Adient plc*	13,817	238,067
American Axle & Manufacturing Holdings, Inc.*	18,865	109,983
Cooper-Standard Holdings, Inc.*	2,513	34,076
Dana, Inc.	20,447	236,367
Dorman Products, Inc.*	3,000	388,650
Fox Factory Holding Corp.*	6,578	199,116
Goodyear Tire & Rubber Co. (The)*	44,832	403,488
Holley, Inc.*	3,808	11,500
Luminar Technologies, Inc., Class A (x)*	490	2,636
Phinia, Inc.	6,610	318,404
Solid Power, Inc. (x)*	23,023	43,514
Standard Motor Products, Inc.	3,315	102,699
Stoneridge, Inc.*	3,959	24,823

		2,113,323

Automobiles (0.1%)
Canoo, Inc. (x)*	441	622
Winnebago Industries, Inc.	4,501	215,058

		215,680

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	2,925	10,355
Groupon, Inc.*	1,700	20,655

		31,010

Distributors (0.0%)†
A-Mark Precious Metals, Inc. (x)	2,887	79,104
Weyco Group, Inc.	766	28,763

		107,867

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	4,810	436,988
American Public Education, Inc.*	2,144	46,246
Carriage Services, Inc., Class A	448	17,853
Chegg, Inc.*	14,607	23,517

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
European Wax Center, Inc., Class A*	874	$5,830
Graham Holdings Co., Class B	511	445,551
KinderCare Learning Cos., Inc.*	2,167	38,573
Laureate Education, Inc.*	3,965	72,520
Lincoln Educational Services Corp.*	4,066	64,324
Mister Car Wash, Inc.*	1,881	13,712
Perdoceo Education Corp.	9,425	249,480
Strategic Education, Inc.	3,483	325,382

		1,739,976

Hotels, Restaurants & Leisure (1.5%)
Bally’s Corp.*	3,917	70,075
Biglari Holdings, Inc., Class B (x)*	112	28,480
BJ’s Restaurants, Inc.*	1,497	52,597
Bloomin’ Brands, Inc.	5,890	71,917
Brinker International, Inc.*	737	97,498
Carnival Corp.*	32,000	797,440
Cracker Barrel Old Country Store, Inc. (x)	2,739	144,783
Denny’s Corp.*	1,905	11,525
Despegar.com Corp. (x)*	8,291	159,602
Dine Brands Global, Inc.	2,304	69,350
El Pollo Loco Holdings, Inc.*	3,809	43,956
Empire Resorts, Inc. (r)*	307	—
Everi Holdings, Inc.*	5,726	77,358
Full House Resorts, Inc.*	4,725	19,278
Global Business Travel Group I*	2,478	22,996
Golden Entertainment, Inc.	3,185	100,646
International Game Technology plc	15,727	277,739
Life Time Group Holdings, Inc.*	9,822	217,263
Lindblad Expeditions Holdings, Inc.*	1,624	19,261
Papa John’s International, Inc. (x)	1,522	62,508
Portillo’s, Inc., Class A*	1,668	15,679
RCI Hospitality Holdings, Inc. (x)	622	35,746
Red Rock Resorts, Inc., Class A	4,182	193,376
Sabre Corp.*	47,881	174,766
Six Flags Entertainment Corp.	3,827	184,423
United Parks & Resorts, Inc.*	358	20,116
Vacasa, Inc., Class A*	1,354	6,635
Wendy’s Co. (The)	182,600	2,976,380

		5,951,393

Household Durables (1.8%)
Beazer Homes USA, Inc.*	4,459	122,444
Century Communities, Inc.	3,893	285,590
Champion Homes, Inc.*	4,398	387,464
Cricut, Inc., Class A (x)	1,438	8,197
Ethan Allen Interiors, Inc.	3,474	97,654
Flexsteel Industries, Inc.	673	36,571
GoPro, Inc., Class A*	17,350	18,912
Green Brick Partners, Inc.*	3,567	201,500
Hamilton Beach Brands Holding Co., Class A	1,260	21,206
Helen of Troy Ltd.*	3,634	217,422
Hooker Furnishings Corp.	1,498	20,987
Hovnanian Enterprises, Inc., Class A*	724	96,886
iRobot Corp. (x)*	4,944	38,316
KB Home	8,788	577,547
Landsea Homes Corp.*	2,446	20,767
La-Z-Boy, Inc.	6,615	288,216
Legacy Housing Corp.*	1,501	37,045
LGI Homes, Inc.*	3,100	277,140
Lifetime Brands, Inc.	1,851	10,939
Lovesac Co. (The)*	1,028	24,322
M/I Homes, Inc.*	4,206	559,188
Meritage Homes Corp.	5,606	862,315
Purple Innovation, Inc., Class A*	7,475	5,830
Sonos, Inc.*	1,942	29,208
Taylor Morrison Home Corp., Class A*	16,100	985,481
Traeger, Inc.*	5,050	12,069
Tri Pointe Homes, Inc.*	59,525	2,158,376
Worthington Enterprises, Inc.	558	22,381

		7,423,973

Leisure Products (0.2%)
AMMO, Inc.*	13,565	14,922
Clarus Corp.	3,731	16,827
Escalade, Inc.	1,476	21,077
Funko, Inc., Class A*	5,019	67,204
JAKKS Pacific, Inc.*	1,334	37,552
Johnson Outdoors, Inc., Class A (x)	786	25,938
Latham Group, Inc.*	6,814	47,425
Malibu Boats, Inc., Class A*	3,204	120,438
Marine Products Corp.	628	5,759
MasterCraft Boat Holdings, Inc.*	2,750	52,442
Peloton Interactive, Inc., Class A*	4,297	37,384
Revelyst, Inc.*	9,295	178,743
Smith & Wesson Brands, Inc.	6,769	68,401
Solo Brands, Inc., Class A (x)*	3,158	3,600
Sturm Ruger & Co., Inc.	1,746	61,756
Topgolf Callaway Brands Corp. (x)*	22,867	179,735

		939,203

Specialty Retail (9.0%)
1-800-Flowers.com, Inc., Class A*	2,919	23,848
Academy Sports & Outdoors, Inc.	8,041	462,599
aka Brands Holding Corp. (x)*	95	1,778
American Eagle Outfitters, Inc.	5,785	96,436
America’s Car-Mart, Inc.*	1,132	58,015
Arhaus, Inc., Class A	1,126	10,584
Arko Corp.	11,472	75,600
Asbury Automotive Group, Inc.*	3,105	754,608
AutoNation, Inc.*	98,400	16,712,256
BARK, Inc.*	21,613	39,768
Beyond, Inc. (x)*	6,913	34,081
Caleres, Inc.	3,761	87,105
Citi Trends, Inc.*	870	22,838
Designer Brands, Inc., Class A (x)	6,790	36,259
Destination XL Group, Inc.*	7,483	20,129
EVgo, Inc., Class A (x)*	14,408	58,352
Foot Locker, Inc.*	13,011	283,119
Genesco, Inc.*	1,207	51,599
Group 1 Automotive, Inc.	2,087	879,629
GrowGeneration Corp. (x)*	9,371	15,837
Haverty Furniture Cos., Inc.	2,121	47,213
J Jill, Inc.	71	1,961
Lands’ End, Inc.*	2,256	29,644
Leslie’s, Inc.*	10,486	23,384
MarineMax, Inc.*	3,494	101,151
Monro, Inc.	4,640	115,072
National Vision Holdings, Inc.*	11,350	118,267
ODP Corp. (The)*	5,198	118,203
OneWater Marine, Inc., Class A*	1,747	30,363
Penske Automotive Group, Inc.	98,000	14,939,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Petco Health & Wellness Co., Inc., Class A*	13,745	$52,368
RealReal, Inc. (The)*	4,517	49,371
RumbleON, Inc., Class B (x)*	2,509	13,624
Sally Beauty Holdings, Inc.*	16,533	172,770
Shoe Carnival, Inc.	2,809	92,922
Signet Jewelers Ltd. (x)	6,663	537,771
Sleep Number Corp.*	3,548	54,072
Sonic Automotive, Inc., Class A	1,649	104,464
Stitch Fix, Inc., Class A*	16,572	71,425
ThredUp, Inc., Class A*	9,525	13,240
Tile Shop Holdings, Inc.*	2,818	19,529
Tilly’s, Inc., Class A (x)*	2,181	9,269
Urban Outfitters, Inc.*	7,169	393,435
Victoria’s Secret & Co.*	9,419	390,135
Winmark Corp.	448	176,095
Zumiez, Inc.*	2,412	46,238

		37,445,546

Textiles, Apparel & Luxury Goods (0.2%)
Figs, Inc., Class A*	19,290	119,405
G-III Apparel Group Ltd.*	6,172	201,331
Movado Group, Inc.	19,850	390,648
Oxford Industries, Inc.	704	55,461
Rocky Brands, Inc.	694	15,823
Superior Group of Cos., Inc.	1,645	27,192
Vera Bradley, Inc.*	3,814	14,989

		824,849

Total Consumer Discretionary		56,792,820

Consumer Staples (3.6%)
Beverages (0.2%)
Crimson Wine Group Ltd.*	52,600	334,010
Primo Brands Corp.	21,842	672,078

		1,006,088

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	4,692	190,120
Guardian Pharmacy Services, Inc., Class A*	779	15,782
HF Foods Group, Inc.*	6,494	20,846
Ingles Markets, Inc., Class A	2,324	149,758
Natural Grocers by Vitamin Cottage, Inc.	1,071	42,540
PriceSmart, Inc.	1,445	133,186
SpartanNash Co.	5,128	93,945
United Natural Foods, Inc.*	9,176	250,597
Village Super Market, Inc., Class A	1,218	38,842
Weis Markets, Inc.	2,605	176,411

		1,112,027

Food Products (0.4%)
Alico, Inc.	2,394	62,076
B&G Foods, Inc.	11,894	81,950
BRC, Inc., Class A (x)*	824	2,612
Calavo Growers, Inc.	2,302	58,701
Cal-Maine Foods, Inc.	6,067	624,416
Dole plc	12,100	163,834
Fresh Del Monte Produce, Inc.	5,434	180,463
Hain Celestial Group, Inc. (The)*	14,304	87,970
Limoneira Co.	2,499	61,125
Mission Produce, Inc.*	6,094	87,571
Seneca Foods Corp., Class A*	710	56,275
TreeHouse Foods, Inc.*	7,418	260,594
Utz Brands, Inc. (x)	3,122	48,890

		1,776,477

Household Products (0.1%)
Central Garden & Pet Co. (x)*	1,987	77,095
Central Garden & Pet Co., Class A*	5,957	196,879
Oil-Dri Corp. of America	559	48,991

		322,965

Personal Care Products (2.6%)
Edgewell Personal Care Co.	7,658	257,309
Herbalife Ltd. (x)*	4,901	32,788
Honest Co., Inc. (The)*	7,868	54,525
Interparfums, Inc.	77,000	10,126,270
Medifast, Inc.*	1,591	28,033
Nature’s Sunshine Products, Inc.*	1,462	21,433
Nu Skin Enterprises, Inc., Class A	7,764	53,494
Olaplex Holdings, Inc.*	20,405	35,301
USANA Health Sciences, Inc.*	1,742	62,520
Veru, Inc.*	6,604	4,296
Waldencast plc, Class A*	3,945	15,859

		10,691,828

Tobacco (0.0%)†
Turning Point Brands, Inc.	398	23,920
Universal Corp.	3,732	204,663

		228,583

Total Consumer Staples		15,137,968

Energy (16.0%)
Energy Equipment & Services (1.4%)
Borr Drilling Ltd.	36,265	141,434
Bristow Group, Inc., Class A*	3,797	130,237
DMC Global, Inc.*	2,267	16,663
Drilling Tools International Corp. (x)*	979	3,201
Expro Group Holdings NV*	15,211	189,681
Forum Energy Technologies, Inc.*	1,489	23,065
Geospace Technologies Corp. (x)*	1,819	18,226
Helix Energy Solutions Group, Inc.*	18,259	170,174
Helmerich & Payne, Inc.	15,251	488,337
Innovex International, Inc.*	5,099	71,233
Kodiak Gas Services, Inc.	3,634	148,376
Liberty Energy, Inc., Class A (x)	23,904	475,451
Mammoth Energy Services, Inc. (x)*	3,693	11,079
Nabors Industries Ltd.*	1,008	57,627
Natural Gas Services Group, Inc.*	1,228	32,911
Noble Corp. plc	7,600	238,640
NPK International, Inc.*	13,054	100,124
Oil States International, Inc.*	9,094	46,016
Patterson-UTI Energy, Inc.	62,355	515,052
ProFrac Holding Corp., Class A (x)*	3,282	25,468
ProPetro Holding Corp.*	13,751	128,297
Ranger Energy Services, Inc., Class A	2,471	38,251
RPC, Inc.	13,517	80,291

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SEACOR Marine Holdings, Inc.*	3,636	$23,852
Seadrill Ltd.*	7,753	301,824
Select Water Solutions, Inc., Class A	14,658	194,072
Solaris Energy Infrastructure, Inc., Class A	4,058	116,789
Subsea 7 SA (ADR)	101,200	1,598,960
Transocean Ltd.*	115,136	431,760
Valaris Ltd.*	3,458	152,982

		5,970,073

Oil, Gas & Consumable Fuels (14.6%)
Aemetis, Inc. (x)*	5,693	15,314
Amplify Energy Corp. (x)*	5,428	32,568
Ardmore Shipping Corp.	6,266	76,132
Berry Corp.	8,046	33,230
BKV Corp.*	1,739	41,353
California Resources Corp.	10,787	559,737
Centrus Energy Corp., Class A (x)*	613	40,832
Clean Energy Fuels Corp.*	27,691	69,504
CNX Resources Corp.*	23,072	846,050
Comstock Resources, Inc.*	14,438	263,060
CONSOL Energy, Inc.	4,589	489,555
Crescent Energy Co., Class A	19,228	280,921
CVR Energy, Inc.	549	10,288
Delek US Holdings, Inc.	7,608	140,748
DHT Holdings, Inc.	21,205	196,994
Diversified Energy Co. plc (m)(x)	6,870	115,416
Dorian LPG Ltd.	2,717	66,213
Encore Energy Corp.*	7,075	24,126
Energy Fuels, Inc. (x)*	29,638	152,043
Evolution Petroleum Corp.	2,922	15,282
Excelerate Energy, Inc., Class A	2,845	86,061
FLEX LNG Ltd. (x)	1,688	38,723
FutureFuel Corp.	4,174	22,080
Golar LNG Ltd.	15,531	657,272
Granite Ridge Resources, Inc.	7,396	47,778
Green Plains, Inc.*	9,447	89,558
Gulfport Energy Corp.*	969	178,490
Hallador Energy Co.*	4,135	47,346
HighPeak Energy, Inc. (x)	2,103	30,914
International Seaways, Inc.	6,390	229,657
Kinetik Holdings, Inc., Class A	5,448	308,956
Magnolia Oil & Gas Corp., Class A	1,959	45,801
Murphy Oil Corp.	23,025	696,737
NACCO Industries, Inc., Class A	667	19,890
Nordic American Tankers Ltd. (x)	29,984	74,960
Northern Oil & Gas, Inc.	14,734	547,515
Par Pacific Holdings, Inc.*	8,894	145,773
PBF Energy, Inc., Class A	15,930	422,942
Peabody Energy Corp.	19,835	415,345
Permian Basin Royalty Trust	25,900	286,972
PrairieSky Royalty Ltd.	91,300	1,780,333
PrimeEnergy Resources Corp.*	92	20,202
REX American Resources Corp.*	1,916	79,878
Riley Exploration Permian, Inc.	1,592	50,817
Ring Energy, Inc. (x)*	21,719	29,538
SandRidge Energy, Inc.	4,759	55,728
Scorpio Tankers, Inc.	6,991	347,383
SFL Corp. Ltd.	15,487	158,277
Sitio Royalties Corp., Class A	12,761	244,756
SM Energy Co.	15,074	584,268
Talos Energy, Inc.*	23,066	223,971
Teekay Corp. Ltd.	8,451	58,565
Teekay Tankers Ltd., Class A	3,810	151,600
Texas Pacific Land Corp.	43,634	48,257,459
Ur-Energy, Inc.*	3,956	4,549
VAALCO Energy, Inc.	15,268	66,721
Vital Energy, Inc.*	4,541	140,408
Vitesse Energy, Inc.	3,815	95,375
World Kinect Corp.	8,127	223,574

		60,435,538

Total Energy		66,405,611

Financials (17.9%)
Banks (9.8%)
1st Source Corp.	3,258	190,202
ACNB Corp.	1,317	52,456
Amalgamated Financial Corp.	3,036	101,615
Amerant Bancorp, Inc., Class A	5,886	131,905
Ameris Bancorp	10,136	634,210
Ames National Corp.	1,252	20,570
Arrow Financial Corp.	2,678	76,885
Associated Banc-Corp.	26,039	622,332
Atlantic Union Bankshares Corp.	13,155	498,311
Axos Financial, Inc.*	7,389	516,122
Banc of California, Inc.	22,024	340,491
BancFirst Corp.	2,913	341,345
Bancorp, Inc. (The)*	378	19,894
Bank First Corp.	1,507	149,329
Bank of Hawaii Corp.	5,710	406,780
Bank of Marin Bancorp	2,669	63,442
Bank of NT Butterfield & Son Ltd. (The)	7,224	264,037
Bank7 Corp.	682	31,822
BankUnited, Inc.	10,863	414,641
Bankwell Financial Group, Inc.	919	28,627
Banner Corp.	4,995	333,516
Bar Harbor Bankshares	2,604	79,630
BayCom Corp.	1,683	45,172
BCB Bancorp, Inc.	2,350	27,824
Berkshire Hills Bancorp, Inc.	6,193	176,067
Blue Foundry Bancorp*	3,343	32,795
Bridgewater Bancshares, Inc.*	3,460	46,745
Brookline Bancorp, Inc.	13,517	159,501
Burke & Herbert Financial Services Corp.	2,201	137,254
Business First Bancshares, Inc.	3,874	99,562
Byline Bancorp, Inc.	5,463	158,427
Cadence Bank	25,403	875,133
California Bancorp*	3,864	63,911
Camden National Corp.	2,540	108,560
Capital Bancorp, Inc.	1,616	46,056
Capital City Bank Group, Inc.	2,211	81,033
Capitol Federal Financial, Inc.	18,943	111,953
Carter Bankshares, Inc.*	3,906	68,707
Cathay General Bancorp	9,755	464,436
Central Pacific Financial Corp.	3,725	108,211
Chemung Financial Corp.	550	26,845
ChoiceOne Financial Services, Inc. (x)	1,329	47,366
Citizens & Northern Corp.	2,339	43,505
Citizens Financial Services, Inc. (x)	617	39,062
City Holding Co.	2,055	243,476
Civista Bancshares, Inc.	2,570	54,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
CNB Financial Corp.	3,618	$89,943
Coastal Financial Corp.*	237	20,124
Colony Bankcorp, Inc.	2,941	47,468
Columbia Financial, Inc.*	4,523	71,509
Community Financial System, Inc.	7,710	475,553
Community Trust Bancorp, Inc.	2,648	140,423
Community West Bancshares	2,882	55,824
ConnectOne Bancorp, Inc.	5,879	134,688
CrossFirst Bankshares, Inc.*	7,353	111,398
Customers Bancorp, Inc.*	4,518	219,936
CVB Financial Corp.	20,992	449,439
Dime Community Bancshares, Inc.	5,692	174,944
Eagle Bancorp, Inc.	4,527	117,838
Eastern Bankshares, Inc.	31,157	537,458
Enterprise Bancorp, Inc.	1,610	63,659
Enterprise Financial Services Corp.	6,039	340,600
Equity Bancshares, Inc., Class A	2,461	104,396
Esquire Financial Holdings, Inc.	176	13,992
ESSA Bancorp, Inc.	1,363	26,579
Farmers & Merchants Bancorp, Inc.	2,151	63,347
Farmers National Banc Corp.	6,273	89,202
FB Financial Corp.	5,750	296,183
Fidelity D&D Bancorp, Inc.	746	36,405
Financial Institutions, Inc.	2,421	66,069
First Bancorp (Nasdaq Stock Exchange)	6,131	269,580
First Bancorp (New York Stock Exchange)	21,604	401,618
First Bancorp, Inc. (The)	1,797	49,148
First Bancshares, Inc. (The)	4,908	171,780
First Bank	3,143	44,222
First Busey Corp.	8,825	208,005
First Business Financial Services, Inc.	1,306	60,455
First Commonwealth Financial Corp.	15,487	262,040
First Community Bankshares, Inc.	2,827	117,716
First Financial Bancorp	14,000	376,320
First Financial Corp.	1,979	91,410
First Financial Northwest, Inc.	1,061	23,024
First Foundation, Inc.	7,541	46,830
First Internet Bancorp (x)	954	34,334
First Interstate BancSystem, Inc., Class A	12,959	420,779
First Merchants Corp.	9,634	384,300
First Mid Bancshares, Inc.	3,894	143,377
First of Long Island Corp. (The)	4,112	48,028
First Western Financial, Inc.*	923	18,045
Five Star Bancorp	2,884	86,780
Flagstar Financial, Inc. (x)	39,849	371,791
Flushing Financial Corp.	4,222	60,290
FS Bancorp, Inc.	1,116	45,823
Fulton Financial Corp.	26,179	504,731
FVCBankcorp, Inc.*	2,336	29,364
German American Bancorp, Inc.	4,824	194,021
Glacier Bancorp, Inc.	18,054	906,672
Great Southern Bancorp, Inc.	1,474	87,998
Guaranty Bancshares, Inc.	1,166	40,344
Hancock Whitney Corp.	13,747	752,236
Hanmi Financial Corp.	4,294	101,424
HarborOne Bancorp, Inc.	6,521	77,143
HBT Financial, Inc.	2,085	45,662
Heartland Financial USA, Inc.	6,838	419,204
Heritage Commerce Corp.	10,967	102,870
Heritage Financial Corp.	5,159	126,395
Hilltop Holdings, Inc.	7,734	221,424
Hingham Institution For Savings (The) (x)	276	70,143
Home Bancorp, Inc.	1,300	60,073
Home BancShares, Inc.	29,899	846,142
HomeStreet, Inc.*	3,204	36,590
HomeTrust Bancshares, Inc.	2,640	88,915
Hope Bancorp, Inc.	17,754	218,197
Horizon Bancorp, Inc.	7,057	113,688
Independent Bank Corp.	3,237	112,745
Independent Bank Corp./MA	6,305	404,718
Independent Bank Group, Inc.	5,744	348,488
International Bancshares Corp.	8,714	550,376
Investar Holding Corp.	1,716	37,683
John Marshall Bancorp, Inc.	1,937	38,895
Kearny Financial Corp.	8,894	62,970
Lakeland Financial Corp.	3,578	246,023
LCNB Corp.	1,923	29,095
LINKBANCORP, Inc.	3,194	23,891
Live Oak Bancshares, Inc.	868	34,329
Mercantile Bank Corp.	2,636	117,276
Metrocity Bankshares, Inc.	3,009	96,138
Metropolitan Bank Holding Corp.*	1,696	99,046
Mid Penn Bancorp, Inc.	2,667	76,916
Middlefield Banc Corp.	1,244	34,894
Midland States Bancorp, Inc.	3,212	78,373
MidWestOne Financial Group, Inc.	3,020	87,942
MVB Financial Corp.	1,905	39,433
National Bank Holdings Corp., Class A	5,419	233,342
National Bankshares, Inc.	962	27,619
NB Bancorp, Inc.*	6,620	119,557
NBT Bancorp, Inc.	6,824	325,914
Nicolet Bankshares, Inc.	1,737	182,229
Northeast Bank	1,173	107,599
Northeast Community Bancorp, Inc.	2,148	52,540
Northfield Bancorp, Inc.	6,273	72,892
Northrim Bancorp, Inc.	875	68,198
Northwest Bancshares, Inc.	19,510	257,337
Norwood Financial Corp.	1,150	31,286
Oak Valley Bancorp	1,174	34,340
OceanFirst Financial Corp.	9,105	164,801
OFG Bancorp	6,793	287,480
Old National Bancorp	49,875	1,082,537
Old Second Bancorp, Inc.	7,025	124,904
Orange County Bancorp, Inc.	812	45,123
Origin Bancorp, Inc.	4,704	156,596
Orrstown Financial Services, Inc.	3,178	116,347
Pacific Premier Bancorp, Inc.	14,206	354,014
Park National Corp.	2,268	388,803
Parke Bancorp, Inc.	1,834	37,615
Pathward Financial, Inc.	2,465	181,375
PCB Bancorp	1,944	39,347
Peapack-Gladstone Financial Corp.	2,880	92,304
Peoples Bancorp of North Carolina, Inc.	706	22,063
Peoples Bancorp, Inc.	5,836	184,943
Peoples Financial Services Corp.	1,090	55,786
Pioneer Bancorp, Inc.*	1,697	19,549
Plumas Bancorp	877	41,447

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Ponce Financial Group, Inc.*	3,122	$40,586
Preferred Bank	1,327	114,626
Premier Financial Corp.	5,971	152,678
Primis Financial Corp.	3,294	38,408
Princeton Bancorp, Inc.	881	30,333
Provident Bancorp, Inc.*	2,276	25,946
Provident Financial Services, Inc.	17,909	337,943
QCR Holdings, Inc.	2,738	220,792
RBB Bancorp	3,070	62,904
Red River Bancshares, Inc.	734	39,621
Renasant Corp.	9,294	332,260
Republic Bancorp, Inc., Class A	1,417	99,006
S&T Bancorp, Inc.	5,554	212,274
Sandy Spring Bancorp, Inc.	7,275	245,240
Seacoast Banking Corp. of Florida	12,830	353,210
ServisFirst Bancshares, Inc.	5,764	488,441
Shore Bancshares, Inc.	4,573	72,482
Sierra Bancorp	2,297	66,429
Simmons First National Corp., Class A	18,974	420,843
SmartFinancial, Inc.	2,788	86,372
South Plains Financial, Inc.	1,931	67,102
Southern First Bancshares, Inc.*	1,229	48,853
Southern Missouri Bancorp, Inc.	1,701	97,586
Southern States Bancshares, Inc.	1,326	44,169
Southside Bancshares, Inc.	4,385	139,268
SouthState Corp.	12,099	1,203,609
Stellar Bancorp, Inc.	7,787	220,761
Sterling Bancorp, Inc.*	3,185	15,161
Stock Yards Bancorp, Inc.	4,189	299,974
Texas Capital Bancshares, Inc.*	7,438	581,652
Third Coast Bancshares, Inc.*	1,946	66,067
Timberland Bancorp, Inc.	1,332	40,639
Tompkins Financial Corp.	1,944	131,862
Towne Bank	11,372	387,330
TriCo Bancshares	5,282	230,823
Triumph Financial, Inc.*	364	33,080
TrustCo Bank Corp.	2,656	88,471
Trustmark Corp.	8,923	315,607
UMB Financial Corp.	7,229	815,865
United Bankshares, Inc.	20,667	776,046
United Community Banks, Inc.	17,481	564,811
Unity Bancorp, Inc.	1,229	53,597
Univest Financial Corp.	4,880	144,009
USCB Financial Holdings, Inc.	1,203	21,353
Valley National Bancorp	74,232	672,542
Veritex Holdings, Inc.	7,786	211,468
Virginia National Bankshares Corp.	653	24,945
WaFd, Inc.	10,408	335,554
Washington Trust Bancorp, Inc.	2,767	86,745
WesBanco, Inc.	9,524	309,911
West Bancorp, Inc.	2,690	58,239
Westamerica Bancorp	3,933	206,325
WSFS Financial Corp.	8,737	464,197

		40,734,877

Capital Markets (2.8%)
AlTi Global, Inc. (x)*	5,019	22,134
Associated Capital Group, Inc., Class A (x)‡	60,000	2,055,570
Bakkt Holdings, Inc., Class A (x)*	100,000	2,477,000
BGC Group, Inc., Class A	49,384	447,419
Diamond Hill Investment Group, Inc.	60	9,306
DigitalBridge Group, Inc.	348,814	3,934,622
Donnelley Financial Solutions, Inc.*	1,425	89,390
Fairfax India Holdings Corp. (m)*	1,800	28,818
Federated Hermes, Inc., Class B	7,900	324,769
Forge Global Holdings, Inc. (x)*	17,238	16,047
Galaxy Digital Holdings Ltd. (x)*	24,800	431,147
GAMCO Investors, Inc., Class A	43,100	1,042,158
GCM Grosvenor, Inc., Class A (x)	894	10,969
Hellenic Exchanges - Athens Stock Exchange SA	2,400	11,212
MarketWise, Inc.	5,021	2,849
Onex Corp.	1,100	86,504
OTC Markets Group, Inc., Class A	100	5,121
Silvercrest Asset Management Group, Inc., Class A	1,536	28,247
StoneX Group, Inc.*	4,048	396,583
Urbana Corp.	18,400	72,066
Urbana Corp. (Non-Voting)	20,400	82,029
Virtus Investment Partners, Inc.	215	47,425

		11,621,385

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	918	51,206
Bread Financial Holdings, Inc.	6,275	383,151
Consumer Portfolio Services, Inc. (x)*	1,457	15,823
Encore Capital Group, Inc.*	3,775	180,332
Enova International, Inc.*	3,986	382,178
Green Dot Corp., Class A*	6,494	69,096
LendingClub Corp.*	17,827	288,619
LendingTree, Inc.*	147	5,696
Medallion Financial Corp.	2,861	26,865
Navient Corp.	12,849	170,763
Nelnet, Inc., Class A	2,292	244,809
PRA Group, Inc.*	6,255	130,667
PROG Holdings, Inc.	5,421	229,091
Regional Management Corp.	1,217	41,354
World Acceptance Corp.*	75	8,433

		2,228,083

Financial Services (1.6%)
Acacia Research Corp.*	5,621	24,395
Alerus Financial Corp.	3,369	64,820
Banco Latinoamericano de Comercio Exterior SA, Class E	4,552	161,915
Burford Capital Ltd.	31,917	406,942
Cannae Holdings, Inc.	9,086	180,448
Cantaloupe, Inc.*	717	6,819
Cass Information Systems, Inc.	403	16,487
Compass Diversified Holdings	10,824	249,818
Enact Holdings, Inc.	4,706	152,380
Essent Group Ltd.	16,437	894,830
Federal Agricultural Mortgage Corp., Class C	194	38,208
HA Sustainable Infrastructure Capital, Inc. (x)	18,191	488,065
I3 Verticals, Inc., Class A*	3,529	81,308
Jackson Financial, Inc., Class A	11,354	988,706
Marqeta, Inc., Class A*	10,079	38,199
Merchants Bancorp	2,883	105,143
Mr Cooper Group, Inc.*	6,371	611,680
NewtekOne, Inc.	3,924	50,109
NMI Holdings, Inc., Class A*	11,671	429,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Onity Group, Inc.*	965	$29,635
Pagseguro Digital Ltd., Class A*	14,922	93,412
Payoneer Global, Inc.*	8,656	86,906
Paysafe Ltd.*	5,255	89,861
PennyMac Financial Services, Inc.	1,944	198,560
Radian Group, Inc.	24,034	762,358
Repay Holdings Corp., Class A*	13,872	105,843
Sezzle, Inc.*	37	9,465
StoneCo Ltd., Class A*	22,338	178,034
SWK Holdings Corp.*	665	10,547
Velocity Financial, Inc.*	1,512	29,575
Walker & Dunlop, Inc.	1,438	139,788
Waterstone Financial, Inc.	2,642	35,508

		6,758,790

Insurance (2.3%)
Ambac Financial Group, Inc.*	6,922	87,563
American Coastal Insurance Corp. (x)*	2,116	28,481
AMERISAFE, Inc.	1,735	89,422
Bowhead Specialty Holdings, Inc.*	1,385	49,195
CNO Financial Group, Inc.	16,686	620,886
Donegal Group, Inc., Class A	2,808	43,440
Employers Holdings, Inc.	3,605	184,684
Enstar Group Ltd.*	2,005	645,710
F&G Annuities & Life, Inc.	2,566	106,335
Fairfax Financial Holdings Ltd.	4	5,559
Fidelis Insurance Holdings Ltd.	8,143	147,633
Genworth Financial, Inc., Class A*	63,965	447,115
GoHealth, Inc., Class A*	670	8,971
Greenlight Capital Re Ltd., Class A*	4,514	63,196
Hamilton Insurance Group Ltd., Class B*	6,312	120,117
Heritage Insurance Holdings, Inc.*	3,442	41,648
Hippo Holdings, Inc. (x)*	3,224	86,307
Horace Mann Educators Corp.	6,050	237,342
Investors Title Co.	211	49,956
James River Group Holdings Ltd.	6,095	29,683
Lemonade, Inc. (x)*	1,412	51,792
Maiden Holdings Ltd.*	14,062	23,765
MBIA, Inc.*	6,796	43,902
Mercury General Corp.	3,813	253,488
NI Holdings, Inc.*	873	13,706
ProAssurance Corp.*	7,337	116,732
Safety Insurance Group, Inc.	2,405	198,172
Selective Insurance Group, Inc.	1,525	142,618
Selectquote, Inc.*	22,836	84,950
SiriusPoint Ltd.*	13,977	229,083
Skyward Specialty Insurance Group, Inc.*	4,647	234,859
Stewart Information Services Corp.	3,921	264,628
Tiptree, Inc., Class A	3,025	63,102
United Fire Group, Inc.	3,276	93,202
Universal Insurance Holdings, Inc.	3,092	65,118
White Mountains Insurance Group Ltd.	2,290	4,454,188

		9,426,548

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
Advanced Flower Capital, Inc. (REIT)	2,337	19,467
AG Mortgage Investment Trust, Inc. (REIT)	4,328	28,781
Angel Oak Mortgage REIT, Inc. (REIT)	1,345	12,482
Apollo Commercial Real Estate Finance, Inc. (REIT)	22,197	192,226
Arbor Realty Trust, Inc. (REIT) (x)	26,505	367,094
Ares Commercial Real Estate Corp. (REIT) (x)	8,387	49,399
ARMOUR Residential REIT, Inc. (REIT) (x)	8,568	161,593
Blackstone Mortgage Trust, Inc. (REIT), Class A	27,731	482,797
BrightSpire Capital, Inc. (REIT), Class A	21,125	119,145
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,442	37,656
Chimera Investment Corp. (REIT)	12,868	180,152
Claros Mortgage Trust, Inc. (REIT)	13,560	61,291
Dynex Capital, Inc. (REIT) (x)	11,554	146,158
Ellington Financial, Inc. (REIT) (x)	13,335	161,620
Franklin BSP Realty Trust, Inc. (REIT)	12,447	156,085
Granite Point Mortgage Trust, Inc. (REIT)	8,066	22,504
Invesco Mortgage Capital, Inc. (REIT) (x)	8,383	67,483
KKR Real Estate Finance Trust, Inc. (REIT)	6,392	64,559
Ladder Capital Corp. (REIT)	18,603	208,168
MFA Financial, Inc. (REIT)	16,498	168,115
New York Mortgage Trust, Inc. (REIT)	14,271	86,482
Nexpoint Real Estate Finance, Inc. (REIT)	1,397	21,919
Orchid Island Capital, Inc. (REIT) (x)	11,851	92,201
PennyMac Mortgage Investment Trust (REIT)	14,194	178,702
Ready Capital Corp. (REIT) (x)	26,558	181,126
Redwood Trust, Inc. (REIT)	21,392	139,690
Seven Hills Realty Trust (REIT)	1,860	24,329
Sunrise Realty Trust, Inc. (REIT) (x)	779	10,968
TPG RE Finance Trust, Inc. (REIT)	9,395	79,858
Two Harbors Investment Corp. (REIT)	16,794	198,673

		3,720,723

Total Financials		74,490,406

Health Care (4.3%)
Biotechnology (1.9%)
2seventy bio, Inc. (x)*	7,709	22,664
4D Molecular Therapeutics, Inc.*	2,608	14,527
89bio, Inc.*	13,368	104,538
Absci Corp. (x)*	3,276	8,583
ACELYRIN, Inc.*	11,959	37,551
Achieve Life Sciences, Inc.*	1,926	6,780
Acrivon Therapeutics, Inc.*	1,881	11,324
Acumen Pharmaceuticals, Inc.*	6,160	10,595
ADC Therapeutics SA (x)*	4,129	8,217
Adverum Biotechnologies, Inc.*	3,042	14,206
Agenus, Inc. (x)*	2,596	7,113
Agios Pharmaceuticals, Inc.*	8,866	291,337
Akebia Therapeutics, Inc.*	31,148	59,181
Akero Therapeutics, Inc.*	8,814	245,205
Aldeyra Therapeutics, Inc.*	6,599	32,929
Allogene Therapeutics, Inc.*	19,192	40,879
Altimmune, Inc. (x)*	4,855	35,005
Anavex Life Sciences Corp. (x)*	8,989	96,542
Anika Therapeutics, Inc.*	1,724	28,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Annexon, Inc.*	15,735	$80,721
Applied Therapeutics, Inc.*	5,599	4,794
Arbutus Biopharma Corp.*	1,625	5,314
Arcturus Therapeutics Holdings, Inc. (x)*	389	6,601
ArriVent Biopharma, Inc. (x)*	1,667	44,409
Artiva Biotherapeutics, Inc.*	876	8,830
Astria Therapeutics, Inc.*	926	8,278
Atossa Therapeutics, Inc. (x)*	15,514	14,647
Aura Biosciences, Inc.*	7,372	60,598
Aurinia Pharmaceuticals, Inc.*	5,612	50,396
Avid Bioservices, Inc.*	753	9,300
Beam Therapeutics, Inc.*	12,055	298,964
Bicara Therapeutics, Inc. (x)*	1,308	22,785
Black Diamond Therapeutics, Inc.*	1,815	3,884
Bluebird Bio, Inc. (x)*	1,341	11,184
Bridgebio Pharma, Inc.*	8,319	228,273
C4 Therapeutics, Inc. (x)*	10,214	36,770
Cabaletta Bio, Inc.*	4,950	11,236
Capricor Therapeutics, Inc. (x)*	1,104	15,235
Cardiff Oncology, Inc. (x)*	3,695	16,036
CareDx, Inc.*	6,207	132,892
Cargo Therapeutics, Inc.*	4,983	71,855
Caribou Biosciences, Inc. (x)*	12,279	19,524
Celcuity, Inc.*	220	2,880
Celldex Therapeutics, Inc.*	1,759	44,450
Century Therapeutics, Inc. (x)*	6,684	6,751
CG oncology, Inc.*	3,050	87,474
Cibus, Inc., Class A (x)*	2,233	6,208
Climb Bio, Inc.*	4,103	7,385
Cogent Biosciences, Inc.*	987	7,699
Coherus Biosciences, Inc. (x)*	11,956	16,499
Compass Therapeutics, Inc.*	17,049	24,721
Corbus Pharmaceuticals Holdings, Inc. (x)*	597	7,045
Cullinan Therapeutics, Inc.*	1,020	12,424
Cytokinetics, Inc.*	16,305	766,987
Day One Biopharmaceuticals, Inc.*	705	8,932
Denali Therapeutics, Inc.*	8,361	170,397
Design Therapeutics, Inc.*	4,551	28,080
Dianthus Therapeutics, Inc. (x)*	3,530	76,954
Disc Medicine, Inc.*	2,828	179,295
Dynavax Technologies Corp.*	3,993	50,991
Editas Medicine, Inc.*	13,120	16,662
Elevation Oncology, Inc. (x)*	3,045	1,713
Enanta Pharmaceuticals, Inc.*	3,132	18,009
Entrada Therapeutics, Inc.*	3,723	64,371
Erasca, Inc.*	29,049	72,913
Fate Therapeutics, Inc.*	14,769	24,369
Fennec Pharmaceuticals, Inc.*	2,612	16,508
Foghorn Therapeutics, Inc.*	1,449	6,839
Galectin Therapeutics, Inc. (x)*	2,386	3,078
Generation Bio Co.*	8,951	9,488
Geron Corp.*	28,733	101,715
Gyre Therapeutics, Inc. (x)*	928	11,229
Heron Therapeutics, Inc. (x)*	15,709	24,035
HilleVax, Inc. (x)*	3,679	7,616
IGM Biosciences, Inc. (x)*	285	1,741
ImmunityBio, Inc. (x)*	4,690	12,006
Inhibrx Biosciences, Inc.*	774	11,920
Inovio Pharmaceuticals, Inc. (x)*	3,784	6,925
Inozyme Pharma, Inc. (x)*	8,849	24,512
Intellia Therapeutics, Inc.*	16,205	188,950
Invivyd, Inc. (x)*	11,736	5,200
Ironwood Pharmaceuticals, Inc., Class A*	15,115	66,959
iTeos Therapeutics, Inc.*	3,830	29,414
Kodiak Sciences, Inc.*	5,573	55,451
Korro Bio, Inc. (x)*	665	25,317
Kyverna Therapeutics, Inc. (x)*	957	3,579
LENZ Therapeutics, Inc. (x)	2,044	59,010
Lexicon Pharmaceuticals, Inc. (x)*	11,114	8,208
Lyell Immunopharma, Inc. (x)*	24,838	15,896
MacroGenics, Inc.*	1,514	4,920
MannKind Corp.*	9,292	59,748
MeiraGTx Holdings plc*	2,412	14,689
Mersana Therapeutics, Inc.*	8,939	12,783
Metagenomi, Inc.*	1,322	4,772
MiMedx Group, Inc.*	10,035	96,537
Mineralys Therapeutics, Inc.*	3,302	40,648
Monte Rosa Therapeutics, Inc. (x)*	6,884	47,775
Myriad Genetics, Inc.*	14,379	197,136
Neurogene, Inc. (x)*	720	16,459
Nkarta, Inc.*	7,802	19,427
Novavax, Inc. (x)*	5,624	45,217
Nurix Therapeutics, Inc.*	3,491	65,770
Olema Pharmaceuticals, Inc.*	4,351	25,366
Organogenesis Holdings, Inc., Class A*	9,709	31,069
ORIC Pharmaceuticals, Inc.*	7,756	62,591
Outlook Therapeutics, Inc. (x)*	986	1,864
PepGen, Inc.*	290	1,099
Perspective Therapeutics, Inc.*	1,709	5,452
Poseida Therapeutics, Inc., Class A*	7,443	71,453
Precigen, Inc. (x)*	16,991	19,030
Prelude Therapeutics, Inc. (x)*	2,772	3,534
ProKidney Corp., Class A (x)*	2,200	3,718
Prothena Corp. plc (x)*	2,600	36,010
PTC Therapeutics, Inc.*	2,873	129,687
Puma Biotechnology, Inc.*	3,906	11,913
Pyxis Oncology, Inc. (x)*	7,177	11,196
Q32 Bio, Inc. (x)*	901	3,099
RAPT Therapeutics, Inc.*	4,457	7,042
REGENXBIO, Inc.*	7,624	58,934
Regulus Therapeutics, Inc.*	6,868	10,851
Relay Therapeutics, Inc.*	19,239	79,265
Renovaro, Inc. (x)*	7,476	6,246
Replimune Group, Inc.*	9,844	119,211
REVOLUTION Medicines, Inc.*	9,277	405,776
Rigel Pharmaceuticals, Inc.*	730	12,279
Sage Therapeutics, Inc.*	9,316	50,586
Savara, Inc.*	3,005	9,225
Scholar Rock Holding Corp.*	1,249	53,982
Shattuck Labs, Inc.*	1,991	2,409
Skye Bioscience, Inc.*	2,155	6,099
Solid Biosciences, Inc.*	3,113	12,452
Spyre Therapeutics, Inc.*	4,915	114,421
Summit Therapeutics, Inc. (x)*	679	12,117
Sutro Biopharma, Inc.*	12,076	22,220
Tenaya Therapeutics, Inc.*	6,921	9,897
Tevogen Bio Holdings, Inc. (x)*	2,420	2,493
Tourmaline Bio, Inc. (x)*	3,650	74,022

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Travere Therapeutics, Inc.*	11,804	$205,626
TScan Therapeutics, Inc.*	2,012	6,116
Upstream Bio, Inc.*	1,176	19,333
UroGen Pharma Ltd. (x)*	1,133	12,066
Vanda Pharmaceuticals, Inc.*	8,709	41,716
Veracyte, Inc.*	12,110	479,556
Verve Therapeutics, Inc.*	11,736	66,191
Vir Biotechnology, Inc.*	13,940	102,320
Viridian Therapeutics, Inc.*	3,103	59,485
Voyager Therapeutics, Inc. (x)*	6,727	38,142
Werewolf Therapeutics, Inc.*	3,380	5,002
XBiotech, Inc.*	2,703	10,677
Xencor, Inc.*	5,739	131,882
XOMA Royalty Corp.*	466	12,246
Zenas Biopharma, Inc. (x)*	1,025	8,395
Zentalis Pharmaceuticals, Inc.*	8,431	25,546
Zymeworks, Inc.*	8,611	126,065

		8,099,737

Health Care Equipment & Supplies (0.8%)
AngioDynamics, Inc.*	5,833	53,430
Artivion, Inc.*	1,454	41,570
AtriCure, Inc.*	2,718	83,062
Avanos Medical, Inc.*	7,008	111,567
Bioventus, Inc., Class A*	3,589	37,684
Ceribell, Inc. (x)*	600	15,528
Embecta Corp.	8,342	172,262
Fractyl Health, Inc. (x)*	2,221	4,575
ICU Medical, Inc.*	3,377	524,009
Inmode Ltd.*	10,021	167,351
Inogen, Inc.*	3,903	35,791
Integer Holdings Corp.*	1,571	208,189
Integra LifeSciences Holdings Corp.*	10,793	244,785
LivaNova plc*	8,063	373,398
Neogen Corp. (x)*	34,183	414,982
Nevro Corp.*	5,387	20,040
Omnicell, Inc.*	7,113	316,671
OraSure Technologies, Inc.*	10,459	37,757
Orchestra BioMed Holdings, Inc. (x)*	1,900	7,600
Orthofix Medical, Inc.*	5,493	95,908
OrthoPediatrics Corp. (x)*	2,695	62,470
SI-BONE, Inc.*	1,166	16,347
Surmodics, Inc.*	720	28,512
Tactile Systems Technology, Inc.*	3,841	65,796
Utah Medical Products, Inc.	385	23,666
Varex Imaging Corp.*	5,898	86,052
Zimvie, Inc.*	4,502	62,803

		3,311,805

Health Care Providers & Services (0.7%)
Accolade, Inc.*	7,272	24,870
AdaptHealth Corp., Class A*	9,033	85,994
Addus HomeCare Corp.*	1,643	205,950
Ardent Health Partners, Inc.*	460	7,857
Aveanna Healthcare Holdings, Inc.*	2,846	13,006
Brookdale Senior Living, Inc.*	4,201	21,131
Castle Biosciences, Inc.*	2,804	74,727
Community Health Systems, Inc.*	8,685	25,968
Concentra Group Holdings Parent, Inc.	5,314	105,111
Cross Country Healthcare, Inc.*	5,263	95,576
DocGo, Inc. (x)*	12,044	51,067
Enhabit, Inc.*	7,021	54,834
Fulgent Genetics, Inc.*	3,048	56,296
GeneDx Holdings Corp., Class A (x)*	1,720	132,199
Innovage Holding Corp.*	1,749	6,874
LifeStance Health Group, Inc.*	12,538	92,405
ModivCare, Inc. (x)*	821	9,721
Nano-X Imaging Ltd. (x)*	521	3,751
National HealthCare Corp.	1,948	209,527
NeoGenomics, Inc.*	18,442	303,924
OPKO Health, Inc. (x)*	53,119	78,085
Option Care Health, Inc.*	14,541	337,351
Owens & Minor, Inc.*	10,013	130,870
Patterson Cos., Inc.	10,110	311,995
Pediatrix Medical Group, Inc.*	13,560	177,907
Performant Healthcare, Inc.*	2,507	7,571
Quipt Home Medical Corp.*	4,796	14,628
Select Medical Holdings Corp.	5,350	100,847
Sonida Senior Living, Inc. (x)*	233	5,378
Surgery Partners, Inc.*	12,054	255,183

		3,000,603

Health Care Technology (0.1%)
Definitive Healthcare Corp., Class A*	8,044	33,061
Health Catalyst, Inc.*	8,942	63,220
HealthStream, Inc.	2,371	75,398
LifeMD, Inc.*	2,005	9,925
Teladoc Health, Inc.*	22,596	205,397
Waystar Holding Corp.*	2,348	86,171

		473,172

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.*	18,677	111,969
BioLife Solutions, Inc.*	516	13,395
Codexis, Inc.*	11,306	53,930
Conduit Pharmaceuticals, Inc. (x)*	5,088	349
CryoPort, Inc.*	984	7,655
Cytek Biosciences, Inc.*	18,930	122,856
Harvard Bioscience, Inc.*	4,285	9,041
Lifecore Biomedical, Inc. (x)*	3,061	22,743
MaxCyte, Inc.*	15,429	64,185
Mesa Laboratories, Inc.	555	73,188
Nautilus Biotechnology, Inc., Class A*	7,777	13,065
OmniAb, Inc. (Earn Out Shares) (r)(x)*	1,612	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	11,878	42,048
Pacific Biosciences of California, Inc. (x)*	44,167	80,826
Quanterix Corp.*	4,727	50,248
Quantum-Si, Inc. (x)*	14,888	40,198
Standard BioTools, Inc.*	34,507	60,387

		766,083

Pharmaceuticals (0.6%)
Alto Neuroscience, Inc. (x)*	1,230	5,203
Alumis, Inc. (x)*	865	6,799
Amneal Pharmaceuticals, Inc.*	3,974	31,474
ANI Pharmaceuticals, Inc.*	777	42,953
Aquestive Therapeutics, Inc. (x)*	8,057	28,683
Atea Pharmaceuticals, Inc.*	10,845	36,331
BioAge Labs, Inc. (x)*	1,571	9,096
Contineum Therapeutics, Inc., Class A*	376	5,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
CorMedix, Inc. (x)*	721	$5,840
Enliven Therapeutics, Inc. (x)*	294	6,615
Esperion Therapeutics, Inc. (x)*	22,418	49,320
EyePoint Pharmaceuticals, Inc. (x)*	5,702	42,480
Fulcrum Therapeutics, Inc.*	5,312	24,966
Innoviva, Inc.*	7,975	138,366
Ligand Pharmaceuticals, Inc.*	2,754	295,091
MBX Biosciences, Inc.*	743	13,694
Nektar Therapeutics*	26,452	24,600
Nuvation Bio, Inc.*	28,317	75,323
Omeros Corp. (x)*	6,080	60,070
Pacira BioSciences, Inc.*	6,555	123,496
Phathom Pharmaceuticals, Inc. (x)*	4,920	39,950
Phibro Animal Health Corp., Class A	2,399	50,379
Pliant Therapeutics, Inc.*	9,245	121,757
Prestige Consumer Healthcare, Inc.*	7,789	608,243
Rapport Therapeutics, Inc. (x)*	580	10,289
Scilex Holding Co. (r)(x)*	8,559	3,102
Septerna, Inc. (x)*	1,252	28,671
SIGA Technologies, Inc. (x)	1,760	10,578
Supernus Pharmaceuticals, Inc.*	7,458	269,681
Telomir Pharmaceuticals, Inc. (x)*	1,316	5,422
Terns Pharmaceuticals, Inc.*	10,547	58,430
Theravance Biopharma, Inc.*	5,331	50,165
Third Harmonic Bio, Inc. (x)*	3,281	33,762
Trevi Therapeutics, Inc.*	3,533	14,556
Ventyx Biosciences, Inc.*	8,946	19,592
WaVe Life Sciences Ltd.*	2,202	27,239
Zevra Therapeutics, Inc. (x)*	3,983	33,218

		2,410,942

Total Health Care		18,062,342

Industrials (15.7%)
Aerospace & Defense (0.4%)
AAR Corp.*	4,428	271,348
AerSale Corp. (x)*	4,790	30,177
Archer Aviation, Inc., Class A*	2,049	19,978
Astronics Corp.*	4,332	69,139
Ducommun, Inc.*	2,142	136,360
Intuitive Machines, Inc. (x)*	4,454	80,884
Kratos Defense & Security Solutions, Inc.*	12,965	342,016
Mercury Systems, Inc.*	8,214	344,988
National Presto Industries, Inc.	786	77,358
Park Aerospace Corp.	1,489	21,814
Redwire Corp. (x)*	2,415	39,751
Triumph Group, Inc.*	11,706	218,434
V2X, Inc.*	2,229	106,613
Virgin Galactic Holdings, Inc. (x)*	3,927	23,091

		1,781,951

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	8,178	179,752
Forward Air Corp. (x)*	4,031	130,000
Hub Group, Inc., Class A	9,516	424,033
Radiant Logistics, Inc.*	4,987	33,413

		767,198

Building Products (0.5%)
American Woodmark Corp.*	2,358	187,532
Apogee Enterprises, Inc.	2,417	172,598
AZZ, Inc.	795	65,126
Caesarstone Ltd.*	2,974	12,639
Gibraltar Industries, Inc.*	2,574	151,609
Insteel Industries, Inc.	1,526	41,217
JELD-WEN Holding, Inc.*	8,851	72,490
Masterbrand, Inc.*	19,770	288,840
Quanex Building Products Corp.	7,105	172,225
Resideo Technologies, Inc.*	22,998	530,104
UFP Industries, Inc.	4,167	469,413
Zurn Elkay Water Solutions Corp.	1,174	43,790

		2,207,583

Commercial Services & Supplies (3.3%)
ABM Industries, Inc.	10,060	514,871
ACCO Brands Corp.	14,278	74,959
Aris Water Solutions, Inc., Class A	14,104	337,791
Bridger Aerospace Group Holdings, Inc.*	1,319	2,809
BrightView Holdings, Inc.*	9,574	153,088
Cimpress plc*	873	62,611
Civeo Corp.	193,900	4,405,408
CoreCivic, Inc.*	17,154	372,928
Deluxe Corp.	7,149	161,496
Ennis, Inc.	3,636	76,683
Enviri Corp.*	12,361	95,180
GEO Group, Inc. (The)*	20,029	560,411
Healthcare Services Group, Inc.*	11,354	131,877
HNI Corp.	4,034	203,193
Interface, Inc., Class A	8,299	202,081
Matthews International Corp., Class A	4,610	127,605
MillerKnoll, Inc.	10,937	247,067
NL Industries, Inc.	958	7,444
OPENLANE, Inc.*	105,917	2,101,393
Pitney Bowes, Inc.	12,155	88,002
Quad/Graphics, Inc.	1,973	13,752
RB Global, Inc. (x)	30,696	2,769,086
Steelcase, Inc., Class A	14,541	171,875
UniFirst Corp.	2,394	409,589
Virco Mfg. Corp.	1,445	14,811
VSE Corp.	2,336	222,154

		13,528,164

Construction & Engineering (0.4%)
Ameresco, Inc., Class A*	3,404	79,926
Arcosa, Inc.	7,631	738,223
Concrete Pumping Holdings, Inc.*	3,274	21,805
Fluor Corp.*	2,332	115,014
Granite Construction, Inc.	1,249	109,550
Great Lakes Dredge & Dock Corp.*	10,349	116,840
Matrix Service Co.*	3,939	47,150
Northwest Pipe Co.*	1,293	62,400
Orion Group Holdings, Inc.*	4,832	35,418
Primoris Services Corp.	682	52,105
Southland Holdings, Inc. (x)*	1,774	5,765
Tutor Perini Corp.*	7,003	169,473

		1,553,669

Electrical Equipment (0.4%)
Allient, Inc.	2,089	50,721
Blink Charging Co. (x)*	8,045	11,183
Bloom Energy Corp., Class A (x)*	2,815	62,521
ChargePoint Holdings, Inc. (x)*	25,611	27,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Energy Vault Holdings, Inc. (x)*	15,210	$34,679
EnerSys	539	49,820
Freyr Battery, Inc. (x)*	16,510	42,596
FuelCell Energy, Inc. (x)*	2,617	23,658
GrafTech International Ltd. (x)*	4,027	6,967
LSI Industries, Inc.	1,204	23,382
NANO Nuclear Energy, Inc. (x)*	481	11,974
Net Power, Inc. (x)*	3,053	32,331
NEXTracker, Inc., Class A*	5,859	214,029
Plug Power, Inc. (x)*	115,207	245,391
Preformed Line Products Co.	323	41,276
SES AI Corp. (x)*	17,621	38,590
Stem, Inc. (x)*	21,159	12,759
Sunrun, Inc.*	34,638	320,401
Thermon Group Holdings, Inc.*	4,640	133,493
TPI Composites, Inc. (x)*	6,842	12,931
Ultralife Corp.*	1,283	9,558
Vicor Corp.*	1,602	77,409

		1,483,073

Ground Transportation (0.2%)
Covenant Logistics Group, Inc., Class A	1,109	60,452
FTAI Infrastructure, Inc.	15,720	114,127
Heartland Express, Inc.	4,006	44,947
Hertz Global Holdings, Inc. (x)*	19,882	72,768
Marten Transport Ltd.	7,102	110,862
PAMT Corp.*	820	13,432
Proficient Auto Logistics, Inc. (x)*	1,494	12,056
Universal Logistics Holdings, Inc.	668	30,688
Werner Enterprises, Inc.	8,417	302,339

		761,671

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	4,031	97,792

Machinery (2.7%)
3D Systems Corp.*	19,204	62,989
Albany International Corp., Class A	3,686	294,769
Astec Industries, Inc.	3,659	122,942
Barnes Group, Inc.	7,273	343,722
Columbus McKinnon Corp.	4,473	166,574
Commercial Vehicle Group, Inc.*	5,447	13,509
Douglas Dynamics, Inc.	480	11,342
Eastern Co. (The)	737	19,560
Enpro, Inc.	2,951	508,900
ESCO Technologies, Inc.	2,088	278,142
Gencor Industries, Inc.*	1,552	27,393
Greenbrier Cos., Inc. (The)	4,810	293,362
Helios Technologies, Inc.	1,666	74,370
Hillenbrand, Inc.	7,301	224,725
Hillman Solutions Corp.*	25,388	247,279
Hyliion Holdings Corp.*	22,146	57,801
Hyster-Yale, Inc.	667	33,970
John Bean Technologies Corp. (x)	6,850	870,635
Kennametal, Inc.	12,350	296,647
L B Foster Co., Class A*	1,340	36,046
Lindsay Corp.	848	100,327
Luxfer Holdings plc	4,062	53,172
Manitowoc Co., Inc. (The)*	5,525	50,443
Mayville Engineering Co., Inc.*	1,957	30,764
Miller Industries, Inc.	1,611	105,295
Mueller Industries, Inc.	1,321	104,835
NN, Inc.*	6,814	22,282
Oshkosh Corp.	59,000	5,609,130
Park-Ohio Holdings Corp.	1,275	33,494
Proto Labs, Inc.*	3,962	154,875
REV Group, Inc.	1,763	56,187
Shyft Group, Inc. (The)	5,109	59,980
Standex International Corp.	441	82,463
Tennant Co.	1,608	131,100
Terex Corp.	10,498	485,218
Titan International, Inc.*	7,528	51,115
Trinity Industries, Inc.	1,019	35,767
Twin Disc, Inc.	1,575	18,506
Wabash National Corp.	6,816	116,758

		11,286,388

Marine Transportation (2.7%)
Clarkson plc	116,400	5,763,272
Costamare, Inc.	6,255	80,377
Genco Shipping & Trading Ltd.	6,647	92,659
Golden Ocean Group Ltd. (x)	19,399	173,815
Matson, Inc.	5,156	695,235
Pangaea Logistics Solutions Ltd.	4,691	25,144
Safe Bulkers, Inc.	9,800	34,986
Stolt-Nielsen Ltd.	168,400	4,270,033

		11,135,521

Passenger Airlines (0.3%)
Allegiant Travel Co.	2,418	227,582
Blade Air Mobility, Inc.*	9,141	38,849
JetBlue Airways Corp. (x)*	48,807	383,623
SkyWest, Inc.*	6,278	628,616
Sun Country Airlines Holdings, Inc.*	3,358	48,960

		1,327,630

Professional Services (3.8%)
Alight, Inc., Class A	66,578	460,720
Asure Software, Inc. (x)*	3,466	32,615
Barrett Business Services, Inc.	462	20,069
BlackSky Technology, Inc., Class A (x)*	3,934	42,448
Booz Allen Hamilton Holding Corp.	6,400	823,680
CACI International, Inc., Class A*	24,000	9,697,440
Conduent, Inc.*	24,589	99,340
CRA International, Inc.	3,700	692,640
DLH Holdings Corp.*	675	5,420
First Advantage Corp.*	3,988	74,695
Forrester Research, Inc.*	1,719	26,937
Heidrick & Struggles International, Inc.	3,159	139,975
IBEX Holdings Ltd.*	1,307	28,087
Kelly Services, Inc., Class A	4,995	69,630
Korn Ferry	8,264	557,407
Mistras Group, Inc.*	3,241	29,364
NV5 Global, Inc.*	7,096	133,689
Planet Labs PBC*	34,144	137,942
Resources Connection, Inc.	5,355	45,678
Science Applications International Corp.	24,000	2,682,720
TrueBlue, Inc.*	4,481	37,640
TTEC Holdings, Inc.	3,015	15,045
Willdan Group, Inc.*	2,000	76,180

		15,929,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.7%)
Beacon Roofing Supply, Inc.*	649	$65,926
BlueLinx Holdings, Inc.*	1,310	133,830
Boise Cascade Co.	3,213	381,897
Custom Truck One Source, Inc.*	2,300	11,063
Distribution Solutions Group, Inc.*	203	6,983
DNOW, Inc.*	16,731	217,670
DXP Enterprises, Inc.*	1,818	150,203
EVI Industries, Inc.	194	3,172
GATX Corp.	5,569	862,972
GMS, Inc.*	677	57,430
H&E Equipment Services, Inc.	502	24,578
Hudson Technologies, Inc.*	5,522	30,813
MRC Global, Inc.*	13,652	174,473
Rush Enterprises, Inc., Class A	9,768	535,189
Rush Enterprises, Inc., Class B	1,231	67,015
Titan Machinery, Inc.*	3,063	43,280
Willis Lease Finance Corp.	464	96,303

		2,862,797

Transportation Infrastructure (0.1%)
Braemar plc	147,600	432,386

Total Industrials		65,155,184

Information Technology (3.2%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.*	12,163	101,318
Applied Optoelectronics, Inc. (x)*	6,431	237,047
Aviat Networks, Inc.*	1,668	30,207
Calix, Inc.*	2,580	89,965
Clearfield, Inc.*	1,845	57,195
CommScope Holding Co., Inc.*	34,054	177,421
Digi International, Inc.*	5,725	173,067
Extreme Networks, Inc.*	9,630	161,206
NETGEAR, Inc.*	4,332	120,733
NetScout Systems, Inc.*	10,967	237,545
Ribbon Communications, Inc.*	15,289	63,602
Viasat, Inc. (x)*	19,805	168,541
Viavi Solutions, Inc.*	34,561	349,066

		1,966,913

Electronic Equipment, Instruments & Components (1.2%)
908 Devices, Inc.*	3,483	7,663
Aeva Technologies, Inc. (x)*	2,999	14,245
Bel Fuse, Inc., Class A	313	28,195
Bel Fuse, Inc., Class B	1,626	134,096
Belden, Inc.	2,968	334,226
Benchmark Electronics, Inc.	5,629	255,557
CTS Corp.	999	52,677
Daktronics, Inc.*	5,497	92,679
ePlus, Inc.*	1,424	105,205
FARO Technologies, Inc.*	3,152	79,935
Itron, Inc.*	674	73,183
Kimball Electronics, Inc.*	3,811	71,380
Knowles Corp.*	13,523	269,513
Methode Electronics, Inc.	5,658	66,708
MicroVision, Inc. (x)*	14,267	18,690
Mirion Technologies, Inc., Class A*	28,205	492,177
nLight, Inc.*	6,828	71,626
OSI Systems, Inc.*	138	23,105
Ouster, Inc.*	6,095	74,481
PAR Technology Corp.*	317	23,036
PC Connection, Inc.	1,853	128,357
Plexus Corp.*	2,976	465,684
Powerfleet, Inc.*	14,948	99,554
Richardson Electronics Ltd.	1,820	25,535
Rogers Corp.*	2,955	300,258
Sanmina Corp.*	8,462	640,320
ScanSource, Inc.*	3,852	182,777
SmartRent, Inc., Class A*	29,227	51,147
TTM Technologies, Inc.*	15,993	395,827
Vishay Intertechnology, Inc.	19,952	337,987
Vishay Precision Group, Inc.*	1,680	39,430

		4,955,253

IT Services (0.2%)
Applied Digital Corp. (x)*	9,456	72,244
ASGN, Inc.*	5,357	446,453
BigBear.ai Holdings, Inc. (x)*	4,202	18,699
Core Scientific, Inc. (x)*	6,086	85,508
Fastly, Inc., Class A*	4,005	37,807
Grid Dynamics Holdings, Inc.*	2,246	49,951
Hackett Group, Inc. (The)	264	8,110
Information Services Group, Inc.	5,405	18,053
Rackspace Technology, Inc.*	9,900	21,879
Unisys Corp.*	10,731	67,927

		826,631

Semiconductors & Semiconductor Equipment (0.6%)
ACM Research, Inc., Class A*	2,386	36,029
Alpha & Omega Semiconductor Ltd.*	3,759	139,196
Ambarella, Inc.*	2,812	204,545
CEVA, Inc.*	616	19,435
Cohu, Inc.*	7,299	194,883
Diodes, Inc.*	6,377	393,270
Everspin Technologies, Inc.*	913	5,834
Ichor Holdings Ltd.*	3,660	117,925
indie Semiconductor, Inc., Class A (x)*	18,333	74,249
MaxLinear, Inc., Class A*	658	13,015
Navitas Semiconductor Corp., Class A (x)*	16,081	57,409
Penguin Solutions, Inc.*	8,386	160,927
Photronics, Inc.*	6,288	148,145
Rigetti Computing, Inc. (x)*	24,768	377,960
Synaptics, Inc.*	5,792	442,045
Veeco Instruments, Inc.*	1,356	36,341

		2,421,208

Software (0.6%)
Adeia, Inc.	2,671	37,341
Aurora Innovation, Inc., Class A (x)*	69,548	438,152
Bit Digital, Inc. (x)*	19,105	55,978
Cerence, Inc.*	6,868	53,914
Cipher Mining, Inc.*	10,655	49,439
Commvault Systems, Inc.*	472	71,230
Consensus Cloud Solutions, Inc.*	2,940	70,148
CS Disco, Inc.*	1,847	9,217
Daily Journal Corp.*	60	34,079
Digimarc Corp. (x)*	171	6,404
Digital Turbine, Inc. (x)*	14,550	24,589
D-Wave Quantum, Inc. (x)*	7,325	61,530
E2open Parent Holdings, Inc.*	33,174	88,243
EverCommerce, Inc. (x)*	772	8,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Hut 8 Corp. (x)*	12,730	$260,838
Life360, Inc. (x)*	350	14,444
Logility Supply Chain Solutions, Inc.	4,697	52,043
MARA Holdings, Inc. (x)*	8,229	138,000
Meridianlink, Inc.*	2,103	43,427
NCR Voyix Corp.*	2,294	31,749
Olo, Inc., Class A*	8,206	63,022
ON24, Inc.*	4,602	29,729
OneSpan, Inc.*	823	15,258
Ooma, Inc.*	3,172	44,598
Pagaya Technologies Ltd., Class A (x)*	5,839	54,244
Rimini Street, Inc.*	6,759	18,047
Riot Platforms, Inc. (x)*	39,007	398,261
Roadzen, Inc.*	2,500	5,450
Silvaco Group, Inc. (x)*	399	3,224
SolarWinds Corp.	8,504	121,182
Telos Corp.*	8,529	29,169
Terawulf, Inc.*	3,248	18,384
Verint Systems, Inc.*	9,608	263,740
Xperi, Inc.*	7,540	77,436

		2,691,009

Technology Hardware, Storage & Peripherals (0.1%)
CompoSecure, Inc., Class A (x)	502	7,695
Corsair Gaming, Inc.*	5,608	37,069
Diebold Nixdorf, Inc.*	4,067	175,044
Eastman Kodak Co. (x)*	9,363	61,515
Immersion Corp.	4,764	41,590
Turtle Beach Corp.*	1,121	19,404
Xerox Holdings Corp. (x)	18,935	159,622

		501,939

Total Information Technology		13,362,953

Materials (4.5%)
Chemicals (1.0%)
AdvanSix, Inc.	4,126	117,550
American Vanguard Corp.	3,896	18,038
Arcadium Lithium plc*	170,354	873,916
Arq, Inc.*	4,198	31,779
Aspen Aerogels, Inc. (x)*	7,610	90,407
Avient Corp.	14,345	586,137
Core Molding Technologies, Inc.*	1,200	19,848
Ecovyst, Inc.*	18,541	141,653
HB Fuller Co.	6,096	411,358
Innospec, Inc.	575	63,284
Intrepid Potash, Inc.*	1,627	35,664
Koppers Holdings, Inc.	3,202	103,745
Kronos Worldwide, Inc.	3,453	33,667
LSB Industries, Inc.*	8,289	62,914
Mativ Holdings, Inc.	8,642	94,198
Minerals Technologies, Inc.	4,974	379,069
Perimeter Solutions, Inc.*	21,094	269,581
PureCycle Technologies, Inc. (x)*	16,056	164,574
Rayonier Advanced Materials, Inc.*	10,362	85,486
Sensient Technologies Corp.	313	22,304
Stepan Co.	2,969	192,094
Tronox Holdings plc	19,151	192,851
Valhi, Inc.	375	8,771

		3,998,888

Construction Materials (0.2%)
Summit Materials, Inc., Class A*	19,078	965,347

Containers & Packaging (0.2%)
Greif, Inc., Class A	4,114	251,447
Greif, Inc., Class B	662	44,917
O-I Glass, Inc.*	24,326	263,694
Pactiv Evergreen, Inc.	5,799	101,308
Ranpak Holdings Corp., Class A*	6,995	48,126
TriMas Corp.	6,408	157,573

		867,065

Metals & Mining (3.0%)
Arch Resources, Inc.	2,791	394,145
Caledonia Mining Corp. plc	2,511	23,628
Coeur Mining, Inc.*	62,014	354,720
Commercial Metals Co.	17,905	888,088
Compass Minerals International, Inc.	5,630	63,337
Contango ORE, Inc. (x)*	920	9,218
Dakota Gold Corp.*	3,972	8,738
Hecla Mining Co.	92,380	453,586
i-80 Gold Corp.*	47,242	22,912
Kaiser Aluminum Corp.	124	8,713
Lifezone Metals Ltd.*	5,287	36,745
MAC Copper Ltd.*	6,063	64,389
Materion Corp.	178	17,601
Mesabi Trust	170,000	4,778,700
Metallus, Inc.*	6,607	93,357
Novagold Resources, Inc.*	37,742	125,681
Olympic Steel, Inc.	1,639	53,776
Piedmont Lithium, Inc. (x)*	1,821	15,916
Radius Recycling, Inc.	4,085	62,174
Ryerson Holding Corp.	4,290	79,408
Sandstorm Gold Ltd.	699,200	3,901,536
SSR Mining, Inc.*	32,442	225,796
SunCoke Energy, Inc.	12,957	138,640
Tredegar Corp.*	4,338	33,316
Universal Stainless & Alloy Products, Inc.*	1,444	63,579
Warrior Met Coal, Inc.	8,098	439,236
Wheaton Precious Metals Corp.	2,000	112,480
Worthington Steel, Inc.	5,129	163,205

		12,632,620

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,592	77,164
Sylvamo Corp.	4,312	340,734

		417,898

Total Materials		18,881,818

Real Estate (11.4%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	11,754	208,516
Alpine Income Property Trust, Inc. (REIT)	2,212	37,139
American Assets Trust, Inc. (REIT)	7,886	207,086
Armada Hoffler Properties, Inc. (REIT)	10,876	111,262
Broadstone Net Lease, Inc. (REIT)	30,081	477,085
CTO Realty Growth, Inc. (REIT)	4,297	84,694
Empire State Realty Trust, Inc. (REIT), Class A	21,640	223,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Essential Properties Realty Trust, Inc. (REIT)	27,793	$869,365
Gladstone Commercial Corp. (REIT)	5,687	92,357
Global Net Lease, Inc. (REIT)	32,567	237,739
NexPoint Diversified Real Estate Trust (REIT)	4,704	28,694
One Liberty Properties, Inc. (REIT)	2,746	74,801

		2,652,063

Health Care REITs (0.7%)
American Healthcare REIT, Inc. (REIT)	23,943	680,460
CareTrust REIT, Inc. (REIT)	26,844	726,130
Community Healthcare Trust, Inc. (REIT)	3,996	76,763
Diversified Healthcare Trust (REIT)	34,278	78,839
Global Medical REIT, Inc. (REIT)	9,277	71,618
LTC Properties, Inc. (REIT)	6,976	241,021
National Health Investors, Inc. (REIT)	6,657	461,330
Sabra Health Care REIT, Inc. (REIT)	37,593	651,111
Universal Health Realty Income Trust (REIT)	326	12,131

		2,999,403

Hotel & Resort REITs (0.6%)
Apple Hospitality REIT, Inc. (REIT)	36,427	559,154
Braemar Hotels & Resorts, Inc. (REIT)	9,731	29,193
Chatham Lodging Trust (REIT)	7,970	71,332
DiamondRock Hospitality Co. (REIT)	33,782	305,052
Pebblebrook Hotel Trust (REIT)	18,928	256,474
RLJ Lodging Trust (REIT)	24,860	253,821
Service Properties Trust (REIT)	27,545	69,964
Summit Hotel Properties, Inc. (REIT)	16,653	114,073
Sunstone Hotel Investors, Inc. (REIT)	31,678	375,068
Xenia Hotels & Resorts, Inc. (REIT)	16,234	241,237

		2,275,368

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	9,661	35,263
Innovative Industrial Properties, Inc. (REIT)	4,455	296,881
LXP Industrial Trust (REIT)	46,260	375,631
Plymouth Industrial REIT, Inc. (REIT)	6,021	107,174
Terreno Realty Corp. (REIT)	15,008	887,573

		1,702,522

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	26,437	148,047
City Office REIT, Inc. (REIT)	5,945	32,816
COPT Defense Properties (REIT)	17,810	551,220
Douglas Emmett, Inc. (REIT)	20,573	381,835
Easterly Government Properties, Inc. (REIT), Class A	15,481	175,864
Franklin Street Properties Corp. (REIT)	16,969	31,053
Hudson Pacific Properties, Inc. (REIT)	20,084	60,855
JBG SMITH Properties (REIT)	13,008	199,933
NET Lease Office Properties (REIT) (x)*	2,401	74,935
Orion Office REIT, Inc. (REIT)	8,506	31,557
Paramount Group, Inc. (REIT)	29,014	143,329
Peakstone Realty Trust (REIT) (x)	6,107	67,604
Piedmont Office Realty Trust, Inc. (REIT), Class A	19,751	180,722
Postal Realty Trust, Inc. (REIT), Class A	1,470	19,184
SL Green Realty Corp. (REIT)	11,167	758,463

		2,857,417

Real Estate Management & Development (6.0%)
American Realty Investors, Inc. (x)*	237	3,479
Anywhere Real Estate, Inc.*	16,614	54,826
Cushman & Wakefield plc*	23,222	303,744
DREAM Unlimited Corp., Class A	208,500	3,202,560
Forestar Group, Inc.*	2,677	69,388
FRP Holdings, Inc.*	1,972	60,402
Howard Hughes Holdings, Inc.*	33,200	2,553,744
Kennedy-Wilson Holdings, Inc.	19,126	191,069
Landbridge Co. LLC, Class A (x)	258,400	16,692,640
Marcus & Millichap, Inc.	4,349	166,393
Newmark Group, Inc., Class A	21,268	272,443
Offerpad Solutions, Inc. (x)*	1,447	4,124
Opendoor Technologies, Inc. (x)*	95,357	152,571
RE/MAX Holdings, Inc., Class A*	3,332	35,552
RMR Group, Inc. (The), Class A	3,855	79,567
Seaport Entertainment Group, Inc. (x)*	3,877	108,362
Star Holdings*	2,207	21,474
Stratus Properties, Inc.*	806	16,733
Tejon Ranch Co.*	67,573	1,074,411
Transcontinental Realty Investors, Inc.*	193	5,753

		25,069,235

Residential REITs (0.7%)
Apartment Investment and Management Co. (REIT), Class A*	11,667	106,053
BRT Apartments Corp. (REIT)	1,862	33,572
Centerspace (REIT)	2,604	172,255
Elme Communities (REIT)	13,951	213,032
Equity LifeStyle Properties, Inc. (REIT)	14,900	992,340
Independence Realty Trust, Inc. (REIT)	35,675	707,792
NexPoint Residential Trust, Inc. (REIT)	3,542	147,878
UMH Properties, Inc. (REIT)	9,600	181,248
Veris Residential, Inc. (REIT)	12,629	210,020

		2,764,190

Retail REITs (1.3%)
Acadia Realty Trust (REIT)	18,727	452,444
CBL & Associates Properties, Inc. (REIT)	1,122	32,998
Curbline Properties Corp. (REIT)	15,039	349,206
FrontView REIT, Inc. (REIT) (x)	2,251	40,811
Getty Realty Corp. (REIT)	7,867	237,033
InvenTrust Properties Corp. (REIT)	12,231	368,520
Kite Realty Group Trust (REIT)	34,489	870,502
Macerich Co. (The) (REIT)	37,539	747,777
NETSTREIT Corp. (REIT) (x)	9,812	138,840
Phillips Edison & Co., Inc. (REIT)	16,455	616,404
Retail Opportunity Investments Corp. (REIT)	19,512	338,728
Saul Centers, Inc. (REIT)	164	6,363
SITE Centers Corp. (REIT)	7,298	111,586
Tanger, Inc. (REIT)	10,088	344,304
Urban Edge Properties (REIT)	19,944	428,796
Whitestone REIT (REIT)	7,963	112,836

		5,197,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	6,515	$76,616
Four Corners Property Trust, Inc. (REIT)	15,298	415,188
Gladstone Land Corp. (REIT)	5,057	54,868
Outfront Media, Inc. (REIT)	14,568	258,436
PotlatchDeltic Corp. (REIT)	12,610	494,943
Safehold, Inc. (REIT)	8,246	152,386
Uniti Group, Inc. (REIT)	38,117	209,644

		1,662,081

Total Real Estate		47,179,427

Utilities (2.9%)
Electric Utilities (1.0%)
ALLETE, Inc.	9,142	592,402
Genie Energy Ltd., Class B	995	15,512
Hawaiian Electric Industries, Inc.*	146,571	1,426,136
MGE Energy, Inc.	3,325	312,417
Otter Tail Corp.	3,649	269,442
Portland General Electric Co.	16,220	707,516
TXNM Energy, Inc.	14,094	693,002

		4,016,427

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	18,939	757,749
Chesapeake Utilities Corp.	3,534	428,851
New Jersey Resources Corp.	15,486	722,422
Northwest Natural Holding Co.	6,039	238,903
ONE Gas, Inc.	8,875	614,594
RGC Resources, Inc.	1,254	25,155
Rubis SCA	10,000	247,361
Southwest Gas Holdings, Inc.	9,581	677,473
Spire, Inc.	9,000	610,470

		4,322,978

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A (x)*	11,191	45,547
Ormat Technologies, Inc.	9,060	613,543
Sunnova Energy International, Inc. (x)*	17,639	60,502

		719,592

Multi-Utilities (0.4%)
Avista Corp.	12,405	454,395
Black Hills Corp.	10,995	643,428
Northwestern Energy Group, Inc.	9,891	528,773
Unitil Corp.	2,432	131,790

		1,758,386

Water Utilities (0.3%)
American States Water Co.	2,537	197,175
California Water Service Group	6,796	308,062
Consolidated Water Co. Ltd.	1,793	46,421
Middlesex Water Co.	2,357	124,049
Pure Cycle Corp.*	2,954	37,457
SJW Group	5,090	250,530
York Water Co. (The)	1,651	54,021

		1,017,715

Total Utilities		11,835,098

Total Common Stocks (97.1%) (Cost $268,368,443)		403,667,159

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	237	—
Chinook Therapeutics, Inc., CVR *	6,337	3,168
Icosavax, Inc., CVR *	3,924	1,177
Inhibrx, Inc., CVR (r)*	1,653	803

Total Rights (0.0%)† (Cost $3,569)		5,148

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29 (x)*	336	1,077

Total Health Care		1,077

Total Warrants (0.0%)† (Cost $—)		1,077

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.0%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	8,726,594	8,726,594
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	8,107,778	8,111,021
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	4,000,000	4,000,000

Total Investment Companies		20,837,615

Total Short-Term Investments (5.0%) (Cost $20,837,826)		20,837,615

Total Investments in Securities (102.1%) (Cost $289,209,838)		424,510,999
Other Assets Less Liabilities (-2.1%)		(8,926,554)

Net Assets (100%)		$415,584,445

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $144,234 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)	At December 31, 2024, the Portfolio had loaned securities with a total value of $30,096,515. This was collateralized by

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

$18,543,832 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/7/25 - 8/15/54 and by cash of $12,726,597 of which $12,726,594 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A (x)	60,000	3,678,130	—	(1,427,242)	57,643	(252,961)	2,055,570	134,780	—
Financial Services
PennyMac Financial Services, Inc.**	1,944	319,811	40,355	(197,769)	96,153	(59,990)	198,560	2,569	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	14,194	194,230	30,591	(14,282)	138	(31,975)	178,702	21,333	—

Total		4,192,171	70,946	(1,639,293)	153,934	(344,926)	2,432,832	158,682	—

**	Not affiliated at December 31, 2024.
(x)	All or a portion of security is on loan at December 31, 2024.

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	13	3/2025	USD	1,462,370	(40,911)

					(40,911)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$15,500,393	$863,139	$—		$16,363,532
Consumer Discretionary	56,792,820	—	—	(a)	56,792,820
Consumer Staples	15,137,968	—	—		15,137,968
Energy	66,405,611	—	—		66,405,611
Financials	74,479,194	11,212	—		74,490,406
Health Care	18,059,240	—	3,102		18,062,342
Industrials	54,689,493	10,465,691	—		65,155,184
Information Technology	13,362,953	—	—		13,362,953
Materials	18,881,818	—	—		18,881,818
Real Estate	47,179,427	—	—		47,179,427
Utilities	11,587,737	247,361	—		11,835,098
Rights
Health Care	—	4,345	803		5,148
Short-Term Investments
Investment Companies	20,837,615	—	—		20,837,615
Warrants
Health Care	—	1,077	—		1,077

Total Assets	$412,914,269	$11,592,825	$3,905		$424,510,999

Liabilities:
Futures	$(40,911)	$—	$—		$(40,911)

Total Liabilities	$(40,911)	$—	$—		$(40,911)

Total	$412,873,358	$11,592,825	$3,905		$424,470,088

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(40,911	)*

Total		$(40,911)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$176,956	$176,956

Total	$176,956	$176,956

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(88,350)	$(88,350)

Total	$(88,350)	$(88,350)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$1,204,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$88,064,444
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$110,984,310

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 16%)*	Net Proceeds of Sales and Redemptions (affiliated 28%)*	Net Realized Gain (Loss)
$13,833,709	$31,202,506	$8,874,012

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,650,172
Aggregate gross unrealized depreciation	(38,328,372)

Net unrealized appreciation	$132,321,800

Federal income tax cost of investments in securities and derivative instruments, if applicable	$292,148,288

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $1,787,803)	$2,055,570
Unaffiliated Issuers (Cost $287,422,035)	422,455,429
Cash	3,525,202
Cash held as collateral at broker for futures	90,800
Dividends, interest and other receivables	463,752
Securities lending income receivable	113,428
Receivable for Portfolio shares sold	62,172
Receivable for securities sold	21,394
Due from Custodian	4,974
Due from broker for futures variation margin	1,164
Other assets	1,658

Total assets	428,795,543

LIABILITIES
Payable for return of collateral on securities loaned	12,726,594
Investment management fees payable	245,475
Payable for Portfolio shares repurchased	101,823
Distribution fees payable – Class IB	56,867
Administrative fees payable	45,824
Payable for securities purchased	4,974
Accrued expenses	29,541

Total liabilities	13,211,098

Commitments and contingent liabilities^
NET ASSETS	$415,584,445

Net assets were comprised of:
Paid in capital	$265,378,350
Total distributable earnings (loss)	150,206,095

Net assets	$415,584,445

Class IB
Net asset value, offering and redemption price per share, $258,054,299 / 21,846,122 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.81

Class K
Net asset value, offering and redemption price per share, $157,530,146 / 13,345,374 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.80

(x)	Includes value of securities on loan of $30,096,515.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($158,682 of dividend income received from affiliates) (net of $103,866 foreign withholding tax)	$8,423,236
Interest	182,027
Securities lending (net)	506,728

Total income	9,111,991

EXPENSES
Investment management fees	3,172,869
Distribution fees – Class IB	597,915
Administrative fees	498,244
Custodian fees	117,500
Professional fees	81,502
Printing and mailing expenses	45,904
Trustees’ fees	12,668
Miscellaneous	8,932

Gross expenses	4,535,534
Less: Waiver from investment manager	(366,918)

Net expenses	4,168,616

NET INVESTMENT INCOME (LOSS)	4,943,375

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($153,934 realized gain (loss) from affiliates)	45,519,067
Futures contracts	176,956
Foreign currency transactions	348

Net realized gain (loss)	45,696,371

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(344,926) of change in unrealized appreciation (depreciation) from affiliates)	25,408,253
Futures contracts	(88,350)
Foreign currency translations	(28)

Net change in unrealized appreciation (depreciation)	25,319,875

NET REALIZED AND UNREALIZED GAIN (LOSS)	71,016,246

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,959,621

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,943,375	$3,576,966
Net realized gain (loss)	45,696,371	10,422,375
Net change in unrealized appreciation (depreciation)	25,319,875	6,327,226

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	75,959,621	20,326,567

Distributions to shareholders:
Class IB	(19,939,314)	(21,638,313)
Class K	(12,610,563)	(15,314,739)

Total distributions to shareholders	(32,549,877)	(36,953,052)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,539,657 and 1,712,300 shares, respectively ]	18,029,541	18,479,543
Capital shares issued in reinvestment of dividends and distributions [ 1,613,089 and 2,130,742 shares, respectively ]	19,939,314	21,638,313
Capital shares repurchased [ (2,622,828) and (2,904,840) shares, respectively ]	(30,173,877)	(31,121,806)

Total Class IB transactions	7,794,978	8,996,050

Class K
Capital shares sold [ 11,661 and 6,664 shares, respectively ]	136,661	70,330
Capital shares issued in reinvestment of dividends and distributions [ 1,020,948 and 1,506,995 shares, respectively ]	12,610,563	15,314,739
Capital shares repurchased [ (2,262,413) and (1,654,773) shares, respectively ]	(27,135,138)	(17,749,569)

Total Class K transactions	(14,387,914)	(2,364,500)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,592,936)	6,631,550

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,816,808	(9,994,935)
NET ASSETS:
Beginning of year	378,767,637	388,762,572

End of year	$415,584,445	$378,767,637

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023	2022		2021	2020
Net asset value, beginning of year	$10.56		$11.08	$12.11		$10.32	$10.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	(3)	0.09	0.09	(2)	0.03	0.07	(1)
Net realized and unrealized gain (loss)	2.10		0.47	(0.05)		3.87	(0.23	)†

Total from investment operations	2.23		0.56	0.04		3.90	(0.16)

Less distributions:
Dividends from net investment income	(0.17)		(0.12)	(0.05)		(0.15)	(0.13)
Distributions from net realized gains	(0.81)		(0.96)	(1.02)		(1.96)	(0.01)

Total dividends and distributions	(0.98)		(1.08)	(1.07)		(2.11)	(0.14)

Net asset value, end of year	$11.81		$10.56	$11.08		$12.11	$10.32

Total return	20.75%		5.79%	0.07%		38.52%	(1.51)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$258,054		$225,045	$225,840		$235,844	$162,278
Ratio of expenses to average net assets:
After waivers (f)	1.15%		1.15%	1.15%		1.15%	1.15%
Before waivers (f)	1.24%		1.29%	1.23%		1.21%	1.27%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.15	%(cc)	0.87%	0.80	%(bb)	0.23%	0.86	%(aa)
Before waivers (f)	1.06	%(cc)	0.72%	0.72	%(bb)	0.16%	0.74	%(aa)
Portfolio turnover rate^	23%		15%	20%		22%	23%

	Year Ended December 31,
Class K	2024		2023	2022		2021	2020
Net asset value, beginning of year	$10.55		$11.07	$12.10		$10.30	$10.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	(3)	0.12	0.12	(2)	0.06	0.11	(1)
Net realized and unrealized gain (loss)	2.10		0.47	(0.05)		3.88	(0.25	)†

Total from investment operations	2.26		0.59	0.07		3.94	(0.14)

Less distributions:
Dividends from net investment income	(0.20)		(0.15)	(0.08)		(0.18)	(0.15)
Distributions from net realized gains	(0.81)		(0.96)	(1.02)		(1.96)	(0.01)

Total dividends and distributions	(1.01)		(1.11)	(1.10)		(2.14)	(0.16)

Net asset value, end of year	$11.80		$10.55	$11.07		$12.10	$10.30

Total return	21.03%		6.04%	0.31%		39.02%	(1.31)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$157,530		$153,723	$162,923		$196,357	$192,801
Ratio of expenses to average net assets:
After waivers (f)	0.90%		0.90%	0.90%		0.90%	0.90%
Before waivers (f)	0.99%		1.04%	0.98%		0.96%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.39	%(cc)	1.11%	1.03	%(bb)	0.45%	1.29	%(aa)
Before waivers (f)	1.30	%(cc)	0.97%	0.96	%(bb)	0.38%	1.19	%(aa)
Portfolio turnover rate^	23%		15%	20%		22%	23%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market.

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.03 and $0.07 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08 and $0.11 for Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.11 and $0.14 for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.51% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.21% lower
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.3%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	29,767	$677,795
Nippon Telegraph & Telephone Corp.	582,500	583,006
Quebecor, Inc., Class B	20,600	451,424
Singapore Telecommunications Ltd.	263,000	593,153
Swisscom AG (Registered)	926	514,871
Telstra Group Ltd.	184,009	456,708
Verizon Communications, Inc.	53,631	2,144,704

		5,421,661

Entertainment (0.3%)
Electronic Arts, Inc.	7,410	1,084,083

Interactive Media & Services (4.2%)
Alphabet, Inc., Class A	52,742	9,984,061
Meta Platforms, Inc., Class A	8,673	5,078,128

		15,062,189

Media (0.5%)
Comcast Corp., Class A	52,445	1,968,261

Wireless Telecommunication Services (0.8%)
KDDI Corp.	20,400	650,546
SoftBank Corp.	707,000	889,462
T-Mobile US, Inc.	6,053	1,336,079

		2,876,087

Total Communication Services		26,412,281

Consumer Discretionary (9.0%)
Automobile Components (0.1%)
Bridgestone Corp.	17,400	585,490

Automobiles (1.3%)
Tesla, Inc.*	11,452	4,624,776

Broadline Retail (3.1%)
Amazon.com, Inc.*	40,817	8,954,842
Dollarama, Inc.	14,022	1,368,400
Wesfarmers Ltd.	22,284	986,590

		11,309,832

Hotels, Restaurants & Leisure (1.3%)
Aristocrat Leisure Ltd.	17,514	741,042
Booking Holdings, Inc.	311	1,545,179
Chipotle Mexican Grill, Inc.*	15,000	904,500
Restaurant Brands International, Inc.	6,100	397,585
Yum! Brands, Inc.	7,917	1,062,145

		4,650,451

Household Durables (0.1%)
Garmin Ltd.	2,062	425,308

Specialty Retail (2.6%)
AutoZone, Inc.*	500	1,601,000
Fast Retailing Co. Ltd.	1,400	473,458
Home Depot, Inc. (The)	9,600	3,734,304
Lowe’s Cos., Inc.	6,600	1,628,880
TJX Cos., Inc. (The)	12,200	1,473,882
Tractor Supply Co.	8,000	424,480

		9,336,004

Textiles, Apparel & Luxury Goods (0.5%)
adidas AG	2,710	665,596
NIKE, Inc., Class B	13,944	1,055,143

		1,720,739

Total Consumer Discretionary		32,652,600

Consumer Staples (11.6%)
Beverages (3.0%)
Coca-Cola Co. (The)	74,106	4,613,840
Constellation Brands, Inc., Class A	1,863	411,723
Diageo plc	33,069	1,050,502
Keurig Dr Pepper, Inc.	28,287	908,578
Monster Beverage Corp.*	8,200	430,992
PepsiCo, Inc.	21,783	3,312,323

		10,727,958

Consumer Staples Distribution & Retail (3.2%)
Coles Group Ltd.	35,880	419,508
Costco Wholesale Corp.	4,987	4,569,439
George Weston Ltd.	3,500	544,290
Koninklijke Ahold Delhaize NV	31,924	1,041,326
Kroger Co. (The)	8,100	495,315
Loblaw Cos. Ltd.	4,700	618,525
Metro, Inc., Class A	7,900	495,450
Tesco plc	105,597	486,881
Walmart, Inc.	31,912	2,883,249

		11,553,983

Food Products (1.6%)
Danone SA	9,011	607,833
General Mills, Inc.	28,093	1,791,491
Hershey Co. (The)	4,900	829,815
McCormick & Co., Inc. (Non-Voting)	5,516	420,540
Mondelez International, Inc., Class A	28,700	1,714,251
Orkla ASA	62,988	543,935

		5,907,865

Household Products (2.9%)
Church & Dwight Co., Inc.	8,122	850,455
Clorox Co. (The)	2,696	437,857
Colgate-Palmolive Co.	25,400	2,309,114
Henkel AG & Co. KGaA (Preference) (q)	11,807	1,036,459
Kimberly-Clark Corp.	10,800	1,415,232
Procter & Gamble Co. (The)	27,629	4,632,002

		10,681,119

Personal Care Products (0.9%)
Beiersdorf AG	3,314	425,622
Kao Corp.	22,500	909,795
L’Oreal SA	2,805	993,265
Unilever plc (Cboe Europe)	8,484	482,294
Unilever plc (London Stock Exchange)	10,307	586,844

		3,397,820

Total Consumer Staples		42,268,745

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
EOG Resources, Inc.	6,136	$752,151
Equinor ASA	34,266	802,488

Total Energy		1,554,639

Financials (18.6%)
Banks (4.2%)
ANZ Group Holdings Ltd.	31,236	551,779
Bank of Nova Scotia (The)	34,377	1,846,019
Canadian Imperial Bank of Commerce	13,600	860,307
Commonwealth Bank of Australia	4,842	459,283
DBS Group Holdings Ltd.	33,660	1,077,593
DNB Bank ASA	29,838	594,957
JPMorgan Chase & Co.	9,316	2,233,138
National Bank of Canada (x)	8,646	788,182
Nordea Bank Abp (Aquis Stock Exchange)	37,103	402,551
Nordea Bank Abp (Turquoise Stock Exchange)	33,032	359,263
Oversea-Chinese Banking Corp. Ltd.	42,700	521,849
Royal Bank of Canada	20,589	2,482,511
Sumitomo Mitsui Financial Group, Inc.	29,100	701,608
Toronto-Dominion Bank (The)	31,947	1,700,862
United Overseas Bank Ltd.	19,800	526,734

		15,106,636

Capital Markets (3.4%)
Ameriprise Financial, Inc.	1,000	532,430
ASX Ltd.	10,412	419,409
Bank of New York Mellon Corp. (The)	12,800	983,424
Cboe Global Markets, Inc.	6,955	1,359,007
CME Group, Inc.	9,937	2,307,669
Deutsche Boerse AG	4,728	1,089,452
FactSet Research Systems, Inc.	900	432,252
Intercontinental Exchange, Inc.	11,062	1,648,349
Moody’s Corp.	1,000	473,370
Nasdaq, Inc.	13,500	1,043,685
S&P Global, Inc.	3,052	1,519,988
TMX Group Ltd.	15,500	477,470

		12,286,505

Consumer Finance (0.3%)
American Express Co.	3,081	914,410

Financial Services (3.0%)
Berkshire Hathaway, Inc., Class B*	3,978	1,803,148
Fiserv, Inc.*	8,100	1,663,902
Jack Henry & Associates, Inc.	2,600	455,780
Mastercard, Inc., Class A	5,435	2,861,908
Visa, Inc., Class A	13,555	4,283,922

		11,068,660

Insurance (7.7%)
Aflac, Inc.	16,100	1,665,384
Allianz SE (Registered)	3,961	1,213,993
Aon plc, Class A	4,000	1,436,640
Chubb Ltd.	4,700	1,298,610
Generali	45,444	1,283,742
Gjensidige Forsikring ASA	24,351	429,737
Hannover Rueck SE	2,335	583,872
Hartford Financial Services Group, Inc. (The)	11,900	1,301,860
Intact Financial Corp.	5,700	1,037,852
Loews Corp.	12,300	1,041,687
Manulife Financial Corp.	15,852	486,990
Marsh & McLennan Cos., Inc.	12,400	2,633,884
Medibank Pvt Ltd.	185,639	435,476
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,909	1,466,129
Poste Italiane SpA (m)	33,001	465,534
Power Corp. of Canada (x)	19,200	598,927
Progressive Corp. (The)	8,778	2,103,297
QBE Insurance Group Ltd.	51,545	612,553
Sampo OYJ, Class A	20,391	831,956
Sompo Holdings, Inc.	32,100	842,071
Sun Life Financial, Inc.	15,700	932,203
Suncorp Group Ltd.	36,318	427,326
Tokio Marine Holdings, Inc.	27,100	972,012
Travelers Cos., Inc. (The)	7,189	1,731,758
Willis Towers Watson plc	1,709	535,327
Zurich Insurance Group AG	2,783	1,652,759

		28,021,579

Total Financials		67,397,790

Health Care (9.6%)
Biotechnology (0.4%)
AbbVie, Inc.	2,633	467,884
Gilead Sciences, Inc.	11,568	1,068,536

		1,536,420

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	14,554	1,646,203
Becton Dickinson & Co.	4,965	1,126,410
Boston Scientific Corp.*	22,551	2,014,255
IDEXX Laboratories, Inc.*	1,600	661,504
Medtronic plc	24,700	1,973,036
ResMed, Inc.	1,843	421,476
Stryker Corp.	4,622	1,664,151

		9,507,035

Health Care Providers & Services (2.0%)
Cardinal Health, Inc.	4,269	504,895
Cencora, Inc.	6,232	1,400,206
Cigna Group (The)	1,729	477,446
Elevance Health, Inc.	2,800	1,032,920
McKesson Corp.	774	441,110
UnitedHealth Group, Inc.	6,842	3,461,094

		7,317,671

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	3,554	477,444
Danaher Corp.	3,172	728,133
Mettler-Toledo International, Inc.*	600	734,208
Thermo Fisher Scientific, Inc.	2,392	1,244,390

		3,184,175

Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co.	13,845	783,073
Eli Lilly and Co.	2,177	1,680,644
Johnson & Johnson	22,055	3,189,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	4,532	$450,843
Merck KGaA	3,221	466,751
Novartis AG (Registered)	14,984	1,453,047
Novo Nordisk A/S, Class B	14,513	1,239,816
Novo Nordisk A/S (ADR)	5,674	488,078
Roche Holding AG	4,192	1,176,579
Sanofi SA	7,938	770,784
Zoetis, Inc.	10,600	1,727,058

		13,426,267

Total Health Care		34,971,568

Industrials (15.0%)
Aerospace & Defense (0.9%)
General Electric Co.	14,345	2,392,603
Kongsberg Gruppen ASA	4,708	529,687
Singapore Technologies Engineering Ltd.	145,200	495,465

		3,417,755

Air Freight & Logistics (0.6%)
Deutsche Post AG	15,083	530,947
Expeditors International of Washington, Inc.	9,000	996,930
United Parcel Service, Inc., Class B	5,500	693,550

		2,221,427

Building Products (1.2%)
Allegion plc	9,400	1,228,392
Geberit AG (Registered)	974	552,215
Trane Technologies plc	6,758	2,496,067

		4,276,674

Commercial Services & Supplies (1.4%)
Brambles Ltd.	35,114	418,159
Cintas Corp.	6,800	1,242,360
Copart, Inc.*	20,400	1,170,756
Secom Co. Ltd.	35,000	1,183,403
Waste Management, Inc.	4,700	948,413

		4,963,091

Construction & Engineering (0.4%)
Stantec, Inc.	6,294	493,817
WSP Global, Inc.	5,245	923,006

		1,416,823

Electrical Equipment (1.2%)
ABB Ltd. (Registered)	22,235	1,201,476
Eaton Corp. plc	5,262	1,746,300
Schneider Electric SE	5,258	1,312,062

		4,259,838

Industrial Conglomerates (1.3%)
Hitachi Ltd.	49,000	1,206,363
Honeywell International, Inc.	11,300	2,552,557
Siemens AG (Registered)	5,408	1,056,222

		4,815,142

Machinery (4.0%)
Atlas Copco AB, Class A	75,485	1,152,757
Caterpillar, Inc.	5,213	1,891,068
Cummins, Inc.	2,853	994,556
FANUC Corp.	17,000	444,741
GEA Group AG	9,600	475,541
Illinois Tool Works, Inc.	11,300	2,865,228
Knorr-Bremse AG	7,613	554,789
Kone OYJ, Class B	8,843	430,653
Otis Worldwide Corp.	8,517	788,759
Parker-Hannifin Corp.	1,636	1,040,545
Pentair plc	13,900	1,398,896
Snap-on, Inc.	4,100	1,391,868
Volvo AB, Class B	44,412	1,078,052

		14,507,453

Professional Services (3.0%)
Automatic Data Processing, Inc.	9,639	2,821,625
Booz Allen Hamilton Holding Corp.	5,000	643,500
Broadridge Financial Solutions, Inc.	5,416	1,224,503
Leidos Holdings, Inc.	3,500	504,210
Paychex, Inc.	8,500	1,191,870
Thomson Reuters Corp.	8,863	1,423,185
Verisk Analytics, Inc.	5,600	1,542,408
Wolters Kluwer NV	10,351	1,719,822

		11,071,123

Trading Companies & Distributors (1.0%)
Fastenal Co.	30,200	2,171,682
ITOCHU Corp. (x)	9,700	477,949
W.W. Grainger, Inc.	900	948,645

		3,598,276

Total Industrials		54,547,602

Information Technology (21.4%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	12,540	742,368
Motorola Solutions, Inc.	3,900	1,802,697

		2,545,065

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	27,028	1,877,095
CDW Corp.	4,900	852,796

		2,729,891

IT Services (1.8%)
Accenture plc, Class A	6,980	2,455,494
CGI, Inc.	9,559	1,045,907
Fujitsu Ltd.	22,100	388,650
Gartner, Inc.*	1,100	532,917
International Business Machines Corp.	5,106	1,122,452
NEC Corp.	4,800	412,927
VeriSign, Inc.*	3,000	620,880

		6,579,227

Semiconductors & Semiconductor Equipment (6.0%)
ASML Holding NV	1,544	1,085,480
Broadcom, Inc.	11,489	2,663,610
KLA Corp.	559	352,237
NVIDIA Corp.	119,164	16,002,534
QUALCOMM, Inc.	6,638	1,019,730
Texas Instruments, Inc.	3,961	742,727

		21,866,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Software (7.0%)
Autodesk, Inc.*	2,355	$696,067
Constellation Software, Inc.	524	1,620,323
Fair Isaac Corp.*	400	796,372
Intuit, Inc.	1,265	795,053
Microsoft Corp.	35,919	15,139,858
Oracle Corp.	5,976	995,841
Palo Alto Networks, Inc.*	3,828	696,543
Roper Technologies, Inc.	2,300	1,195,655
Salesforce, Inc.	1,777	594,104
SAP SE	4,018	983,441
ServiceNow, Inc.*	1,450	1,537,174
Synopsys, Inc.*	1,117	542,147

		25,592,578

Technology Hardware, Storage & Peripherals (5.1%)
Apple, Inc.	68,406	17,130,230
Canon, Inc.	19,600	636,771
HP, Inc.	26,100	851,643

		18,618,644

Total Information Technology		77,931,723

Materials (1.7%)
Chemicals (1.6%)
DuPont de Nemours, Inc.	5,414	412,817
Ecolab, Inc.	4,000	937,280
Givaudan SA (Registered)	280	1,228,134
Mitsubishi Chemical Group Corp.	76,600	385,819
Nitto Denko Corp.	33,000	552,784
Sherwin-Williams Co. (The)	6,300	2,141,559

		5,658,393

Metals & Mining (0.1%)
Rio Tinto Ltd.	6,629	481,941

Total Materials		6,140,334

Real Estate (1.2%)
Real Estate Management & Development (0.2%)
Swiss Prime Site AG (Registered)	4,939	537,649

Residential REITs (0.7%)
AvalonBay Communities, Inc. (REIT)	4,795	1,054,756
Equity Residential (REIT)	9,300	667,368
Essex Property Trust, Inc. (REIT)	1,700	485,248
Mid-America Apartment Communities, Inc. (REIT)	3,300	510,081

		2,717,453

Specialized REITs (0.3%)
American Tower Corp. (REIT)	2,843	521,435
Public Storage (REIT)	2,157	645,892

		1,167,327

Total Real Estate		4,422,429

Utilities (3.4%)
Electric Utilities (1.5%)
Enel SpA	102,593	731,805
Eversource Energy	18,300	1,050,969
Exelon Corp.	26,699	1,004,950
Hydro One Ltd. (m)	17,164	528,610
Iberdrola SA	70,995	978,084
Redeia Corp. SA	31,834	544,092
Terna - Rete Elettrica Nazionale	99,482	785,780

		5,624,290

Gas Utilities (0.5%)
Atmos Energy Corp.	8,604	1,198,279
Hong Kong & China Gas Co. Ltd.	708,000	566,097

		1,764,376

Multi-Utilities (1.4%)
Consolidated Edison, Inc.	14,800	1,320,604
E.ON SE	55,801	649,885
National Grid plc	71,216	846,975
Public Service Enterprise Group, Inc.	8,400	709,716
Sempra	15,793	1,385,362

		4,912,542

Total Utilities		12,301,208

Total Common Stocks (99.2%) (Cost $253,154,183)		360,600,919

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	200	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	743,475	743,475
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	1,612,840	1,613,485

Total Investment Companies		2,356,960

Total Short-Term Investments (0.7%) (Cost $2,356,970)		2,356,960

Total Investments in Securities (99.9%) (Cost $255,511,153)		362,957,879
Other Assets Less Liabilities (0.1%)		442,215

Net Assets (100%)		$363,400,094

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $994,144 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $1,682,768. This was collateralized by $1,031,097 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/28/25 – 8/15/54 and by cash of $743,475 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.8%
Canada	5.8
Denmark	0.5
Finland	0.6
France	0.4
Germany	3.1
Hong Kong	0.1
Ireland	0.7
Italy	0.9
Japan	3.4
Netherlands	1.1
Norway	0.8
Singapore	0.9
Spain	0.4
Sweden	0.6
Switzerland	2.0
United Kingdom	0.9
United States	75.9
Cash and Other	0.1

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$22,724,535	$3,687,746	$—		$26,412,281
Consumer Discretionary	29,200,424	3,452,176	—		32,652,600
Consumer Staples	33,684,481	8,584,264	—		42,268,745
Energy	752,151	802,488	—		1,554,639
Financials	49,476,152	17,921,638	—		67,397,790
Health Care	29,864,591	5,106,977	—		34,971,568
Industrials	39,727,299	14,820,303	—		54,547,602
Information Technology	74,424,454	3,507,269	—		77,931,723
Materials	3,491,656	2,648,678	—		6,140,334
Real Estate	3,884,780	537,649	—		4,422,429
Utilities	7,198,490	5,102,718	—		12,301,208
Short-Term Investments
Investment Companies	2,356,960	—	—		2,356,960
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$296,785,973	$66,171,906	$—		$362,957,879

Total Liabilities	$—	$—	$—		$—

Total	$296,785,973	$66,171,906	$—		$362,957,879

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$11,931	$11,931

Total	$11,931	$11,931

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$295,991,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$100,816,285
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$139,258,427

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,748,053
Aggregate gross unrealized depreciation	(6,313,568)

Net unrealized appreciation	$107,434,485

Federal income tax cost of investments in securities and derivative instruments, if applicable	$255,523,394

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $255,511,153)	$362,957,879
Cash	466,017
Foreign cash (Cost $34,236)	33,305
Dividends, interest and other receivables	1,069,257
Receivable for Portfolio shares sold	68,320
Securities lending income receivable	354
Other assets	1,585

Total assets	364,596,717

LIABILITIES
Payable for return of collateral on securities loaned	743,475
Investment management fees payable	220,540
Distribution fees payable – Class IB	71,918
Payable for Portfolio shares repurchased	47,973
Administrative fees payable	28,699
Accrued expenses	84,018

Total liabilities	1,196,623

Commitments and contingent liabilities^
NET ASSETS	$363,400,094

Net assets were comprised of:
Paid in capital	$248,437,126
Total distributable earnings (loss)	114,962,968

Net assets	$363,400,094

Class IB
Net asset value, offering and redemption price per share, $331,462,785 / 17,777,530 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.65

Class K
Net asset value, offering and redemption price per share, $31,937,309 / 1,710,243 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.67

(x)	Includes value of securities on loan of $1,682,768.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $309,877 foreign withholding tax)	$6,961,147
Interest	24,571
Securities lending (net)	17,779

Total income	7,003,497

EXPENSES
Investment management fees	2,557,357
Distribution fees – Class IB	828,607
Administrative fees	335,142
Professional fees	100,979
Custodian fees	52,500
Printing and mailing expenses	42,475
Trustees’ fees	11,979
Recoupment fees	1,053
Miscellaneous	15,747

Gross expenses	3,945,839
Less: Waiver from investment manager	(10,952)

Net expenses	3,934,887

NET INVESTMENT INCOME (LOSS)	3,068,610

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	27,349,031
Forward foreign currency contracts	11,931
Foreign currency transactions	(29,152)

Net realized gain (loss)	27,331,810

Change in unrealized appreciation (depreciation) on:
Investments in securities	24,885,326
Foreign currency translations	(50,464)

Net change in unrealized appreciation (depreciation)	24,834,862

NET REALIZED AND UNREALIZED GAIN (LOSS)	52,166,672

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,235,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,068,610	$3,939,839
Net realized gain (loss)	27,331,810	8,350,442
Net change in unrealized appreciation (depreciation)	24,834,862	39,438,549

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,235,282	51,728,830

Distributions to shareholders:
Class IB	(22,834,823)	(7,433,751)
Class K	(2,307,771)	(858,766)

Total distributions to shareholders	(25,142,594)	(8,292,517)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 950,039 and 1,201,161 shares, respectively ]	17,779,803	19,335,997
Capital shares issued in reinvestment of dividends [ 1,181,723 and 439,463 shares, respectively ]	22,834,823	7,433,751
Capital shares repurchased [ (2,828,492) and (2,859,541) shares, respectively ]	(53,201,301)	(45,896,484)

Total Class IB transactions	(12,586,675)	(19,126,736)

Class K
Capital shares sold [ 36,540 and 116,790 shares, respectively ]	675,086	1,860,971
Capital shares issued in reinvestment of dividends [ 119,244 and 50,695 shares, respectively ]	2,307,771	858,766
Capital shares repurchased [ (385,167) and (397,510) shares, respectively ]	(7,328,634)	(6,422,240)

Total Class K transactions	(4,345,777)	(3,702,503)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(16,932,452)	(22,829,239)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,160,236	20,607,074
NET ASSETS:
Beginning of year	350,239,858	329,632,784

End of year	$363,400,094	$350,239,858

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021		2020
Net asset value, beginning of year	$17.15	$15.08	$18.15	$15.83		$14.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.18	0.21	0.19	(aa)	0.13
Net realized and unrealized gain (loss)	2.71	2.30	(2.85)	3.44		1.45

Total from investment operations	2.86	2.48	(2.64)	3.63		1.58

Less distributions:
Dividends from net investment income	(0.18)	(0.22)	(0.19)	(0.23)		(0.09)
Distributions from net realized gains	(1.18)	(0.19)	(0.24)	(1.08)		(0.08)

Total dividends and distributions	(1.36)	(0.41)	(0.43)	(1.31)		(0.17)

Net asset value, end of year	$18.65	$17.15	$15.08	$18.15		$15.83

Total return	16.44%	16.49%	(14.52)%	23.08%		10.95%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$331,463	$316,924	$296,890	$364,960		$322,433
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10%	1.10%	1.10	%(g)	1.10%
Before waivers (f)	1.10%	1.12%	1.11%	1.11	%(g)	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.82%	1.14%	1.32%	1.07	%(bb)	0.90%
Before waivers (f)	0.81%	1.13%	1.31%	1.07	%(bb)	0.84%
Portfolio turnover rate^	28%	30%	31%	39%		53%

	Year Ended December 31,
Class K	2024	2023	2022	2021		2020
Net asset value, beginning of year	$17.18	$15.09	$18.17	$15.84		$14.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20	0.23	0.25	0.23	(aa)	0.17
Net realized and unrealized gain (loss)	2.70	2.31	(2.86)	3.45		1.45

Total from investment operations	2.90	2.54	(2.61)	3.68		1.62

Less distributions:
Dividends from net investment income	(0.23)	(0.26)	(0.23)	(0.27)		(0.12)
Distributions from net realized gains	(1.18)	(0.19)	(0.24)	(1.08)		(0.08)

Total dividends and distributions	(1.41)	(0.45)	(0.47)	(1.35)		(0.20)

Net asset value, end of year	$18.67	$17.18	$15.09	$18.17		$15.84

Total return	16.62%	16.88%	(14.35)%	23.39%		11.28%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$31,937	$33,315	$32,742	$27,844		$25,765
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.85%	0.85%	0.85	%(g)	0.86%
Before waivers (f)	0.85%	0.87%	0.86%	0.86	%(g)	0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.08%	1.40%	1.58%	1.32	%(bb)	1.22%
Before waivers (f)	1.07%	1.38%	1.56%	1.32	%(bb)	1.13%
Portfolio turnover rate^	28%	30%	31%	39%		53%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14 and $0.18 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.29% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.4%)
Diversified Telecommunication Services (0.7%)
Lumen Technologies, Inc.*	9,814	$52,112
Verizon Communications, Inc.	41,519	1,660,345

		1,712,457

Entertainment (1.0%)
Electronic Arts, Inc.	2,499	365,604
Walt Disney Co. (The)	17,869	1,989,713
Warner Bros Discovery, Inc.*	22,760	240,573

		2,595,890

Interactive Media & Services (7.6%)
Alphabet, Inc., Class A	57,772	10,936,239
Alphabet, Inc., Class C	49,563	9,438,778
ZoomInfo Technologies, Inc., Class A*	2,704	28,419

		20,403,436

Media (0.1%)
Cable One, Inc. (x)	49	17,744
John Wiley & Sons, Inc., Class A	342	14,949
New York Times Co. (The), Class A	1,501	78,127
Omnicom Group, Inc.	1,960	168,638
Scholastic Corp.	344	7,338

		286,796

Total Communication Services		24,998,579

Consumer Discretionary (10.4%)
Automobile Components (0.1%)
Aptiv plc*	2,563	155,010
Autoliv, Inc.	728	68,279
BorgWarner, Inc.	2,341	74,421

		297,710

Automobiles (4.3%)
Harley-Davidson, Inc. (x)	1,326	39,952
Lucid Group, Inc. (x)*	10,084	30,454
Rivian Automotive, Inc., Class A (x)*	7,200	95,760
Tesla, Inc.*	28,350	11,448,864

		11,615,030

Broadline Retail (0.0%)†
Kohl’s Corp. (x)	1,117	15,683
Nordstrom, Inc.	935	22,580

		38,263

Distributors (0.1%)
LKQ Corp.	2,610	95,918
Pool Corp.	385	131,262

		227,180

Hotels, Restaurants & Leisure (2.7%)
Aramark	2,385	88,984
Booking Holdings, Inc.	331	1,644,547
Choice Hotels International, Inc. (x)	276	39,187
Darden Restaurants, Inc.	1,147	214,133
Domino’s Pizza, Inc.	339	142,299
Hilton Worldwide Holdings, Inc.	2,415	596,891
Jack in the Box, Inc. (x)	238	9,910
Marriott International, Inc., Class A	2,348	654,951
McDonald’s Corp.	7,069	2,049,232
Royal Caribbean Cruises Ltd.	2,413	556,655
Starbucks Corp.	11,214	1,023,278
Vail Resorts, Inc.	366	68,607

		7,088,674

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	6,606
Garmin Ltd.	1,536	316,815
La-Z-Boy, Inc.	357	15,555
Meritage Homes Corp.	368	56,606
Mohawk Industries, Inc.*	548	65,283
Newell Brands, Inc.	3,777	37,619
Whirlpool Corp.	528	60,445

		558,929

Leisure Products (0.1%)
Hasbro, Inc.	1,298	72,571
Mattel, Inc.*	3,348	59,360
Topgolf Callaway Brands Corp. (x)*	1,567	12,317

		144,248

Specialty Retail (2.4%)
AutoNation, Inc.*	276	46,876
Best Buy Co., Inc.	2,017	173,059
Buckle, Inc. (The)	355	18,038
CarMax, Inc.*	1,538	125,747
Foot Locker, Inc.*	772	16,799
GameStop Corp., Class A (x)*	4,160	130,374
Gap, Inc. (The)	2,048	48,394
Home Depot, Inc. (The)	9,794	3,809,768
Lowe’s Cos., Inc.	5,603	1,382,820
ODP Corp. (The)*	327	7,436
Signet Jewelers Ltd.	436	35,190
Tractor Supply Co.	5,290	280,687
Ulta Beauty, Inc.*	472	205,287
Williams-Sonoma, Inc.	1,263	233,882

		6,514,357

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	1,033	21,755
Columbia Sportswear Co.	394	33,068
Deckers Outdoor Corp.*	1,494	303,416
Hanesbrands, Inc.*	2,926	23,818
NIKE, Inc., Class B	11,719	886,777
PVH Corp.	582	61,546
Under Armour, Inc., Class A*	2,099	17,380
Under Armour, Inc., Class C*	1,024	7,639
VF Corp. (x)	3,422	73,436
Wolverine World Wide, Inc.	958	21,268

		1,450,103

Total Consumer Discretionary		27,934,494

Consumer Staples (5.5%)
Beverages (1.8%)
Coca-Cola Co. (The)	40,335	2,511,257
Keurig Dr Pepper, Inc.	11,450	367,774
PepsiCo, Inc.	13,520	2,055,851

		4,934,882

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (0.5%)
Kroger Co. (The)	6,769	$413,925
Sysco Corp.	4,876	372,819
Target Corp.	4,556	615,880
United Natural Foods, Inc.*	720	19,663

		1,422,287

Food Products (1.1%)
Archer-Daniels-Midland Co.	4,750	239,970
Bunge Global SA	1,365	106,142
Campbell’s Co. (The)	1,813	75,929
Conagra Brands, Inc.	4,857	134,782
Darling Ingredients, Inc.*	1,502	50,602
General Mills, Inc.	5,459	348,121
Hain Celestial Group, Inc. (The)*	1,148	7,060
Hormel Foods Corp.	2,982	93,545
Ingredion, Inc.	659	90,652
J M Smucker Co. (The)	1,042	114,745
Kellanova	2,723	220,481
Kraft Heinz Co. (The)	9,051	277,956
Lamb Weston Holdings, Inc.	1,399	93,495
McCormick & Co., Inc. (Non-Voting)	2,456	187,246
Mondelez International, Inc., Class A	13,123	783,837

		2,824,563

Household Products (2.0%)
Church & Dwight Co., Inc.	2,403	251,618
Clorox Co. (The)	1,231	199,927
Colgate-Palmolive Co.	7,608	691,643
Kimberly-Clark Corp.	3,340	437,673
Procter & Gamble Co. (The)	23,169	3,884,283

		5,465,144

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	2,270	170,205

Total Consumer Staples		14,817,081

Energy (1.4%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	9,817	402,693
Core Laboratories, Inc.	556	9,624
Halliburton Co.	8,803	239,354
NOV, Inc.	3,692	53,903
TechnipFMC plc	4,263	123,371

		828,945

Oil, Gas & Consumable Fuels (1.1%)
Cheniere Energy, Inc.	2,240	481,309
HF Sinclair Corp.	1,530	53,627
Marathon Petroleum Corp.	3,325	463,838
ONEOK, Inc.	5,735	575,794
Phillips 66	4,151	472,923
Targa Resources Corp.	2,061	367,888
Valero Energy Corp.	3,183	390,204

		2,805,583

Total Energy		3,634,528

Financials (12.7%)
Banks (1.1%)
Bank of Hawaii Corp.	341	24,293
Cathay General Bancorp	666	31,708
Citizens Financial Group, Inc.	4,478	195,957
Comerica, Inc.	1,318	81,518
Huntington Bancshares, Inc.	14,313	232,873
International Bancshares Corp.	523	33,033
KeyCorp	9,481	162,504
M&T Bank Corp.	1,637	307,772
Old National Bancorp	3,257	70,693
PNC Financial Services Group, Inc. (The)	3,932	758,287
Regions Financial Corp.	9,180	215,914
Truist Financial Corp.	13,193	572,312
Zions Bancorp NA	1,463	79,368

		2,766,232

Capital Markets (4.1%)
Ameriprise Financial, Inc.	959	510,600
Bank of New York Mellon Corp. (The)	7,233	555,711
BlackRock, Inc.‡	1,460	1,496,661
Charles Schwab Corp. (The)	15,793	1,168,840
CME Group, Inc.	3,567	828,364
FactSet Research Systems, Inc.	381	182,987
Franklin Resources, Inc.	2,691	54,600
Intercontinental Exchange, Inc.	5,656	842,801
Invesco Ltd.	3,327	58,156
MarketAxess Holdings, Inc.	369	83,409
Moody’s Corp.	1,619	766,386
Morgan Stanley	11,988	1,507,131
Nasdaq, Inc.	4,255	328,954
Northern Trust Corp.	1,988	203,770
Raymond James Financial, Inc.	1,943	301,806
S&P Global, Inc.	3,160	1,573,775
State Street Corp.	2,884	283,065
T. Rowe Price Group, Inc.	2,182	246,762

		10,993,778

Consumer Finance (0.9%)
Ally Financial, Inc.	2,811	101,224
American Express Co.	5,594	1,660,244
Discover Financial Services	2,470	427,878
Synchrony Financial	3,903	253,695

		2,443,041

Financial Services (4.1%)
Equitable Holdings, Inc.‡	3,109	146,651
Fidelity National Information Services, Inc.	5,419	437,693
Mastercard, Inc., Class A	8,135	4,283,647
PayPal Holdings, Inc.*	9,556	815,605
Visa, Inc., Class A	16,471	5,205,495
Voya Financial, Inc.	957	65,870
Western Union Co. (The)	3,154	33,432

		10,988,393

Insurance (2.5%)
Allstate Corp. (The)	2,620	505,110
Arthur J Gallagher & Co.	2,471	701,393
Chubb Ltd.	3,783	1,045,243
Hartford Financial Services Group, Inc. (The)	2,921	319,557
Lincoln National Corp.	1,782	56,507
Loews Corp.	1,801	152,527
Marsh & McLennan Cos., Inc.	4,845	1,029,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Principal Financial Group, Inc.	2,292	$177,424
Progressive Corp. (The)	5,761	1,380,393
Prudential Financial, Inc.	3,531	418,529
Travelers Cos., Inc. (The)	2,257	543,689
Willis Towers Watson plc	992	310,734

		6,640,233

Total Financials		33,831,677

Health Care (8.3%)
Biotechnology (2.6%)
AbbVie, Inc.	17,441	3,099,266
Amgen, Inc.	5,302	1,381,913
Biogen, Inc.*	1,453	222,193
BioMarin Pharmaceutical, Inc.*	1,908	125,413
Gilead Sciences, Inc.	12,239	1,130,516
Vertex Pharmaceuticals, Inc.*	2,536	1,021,247

		6,980,548

Health Care Equipment & Supplies (1.2%)
Align Technology, Inc.*	698	145,540
Becton Dickinson & Co.	2,856	647,941
Cooper Cos., Inc. (The)*	1,995	183,400
Dentsply Sirona, Inc.	1,915	36,347
Dexcom, Inc.*	3,902	303,459
Edwards Lifesciences Corp.*	5,926	438,702
Hologic, Inc.*	2,239	161,410
IDEXX Laboratories, Inc.*	810	334,886
Insulet Corp.*	689	179,877
ResMed, Inc.	1,463	334,573
STERIS plc	993	204,121
Zimmer Biomet Holdings, Inc.	2,023	213,689

		3,183,945

Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	2,366	279,827
Cencora, Inc.	1,733	389,370
Centene Corp.*	5,184	314,047
Cigna Group (The)	2,747	758,556
DaVita, Inc.*	458	68,494
Elevance Health, Inc.	2,293	845,888
HCA Healthcare, Inc.	1,923	577,188
Henry Schein, Inc.*	1,279	88,507
Humana, Inc.	1,184	300,393
Labcorp Holdings, Inc.	827	189,648
Patterson Cos., Inc.	731	22,559
Pediatrix Medical Group, Inc.*	946	12,411
Quest Diagnostics, Inc.	1,090	164,437
Select Medical Holdings Corp.	1,036	19,529

		4,030,854

Health Care Technology (0.1%)
Teladoc Health, Inc.*	1,828	16,616
Veeva Systems, Inc., Class A*	1,500	315,375

		331,991

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	2,822	379,107
Bio-Techne Corp.	1,608	115,824
Danaher Corp.	6,421	1,473,941
Illumina, Inc.*	1,552	207,394
IQVIA Holdings, Inc.*	1,788	351,360
Mettler-Toledo International, Inc.*	211	258,197
Waters Corp.*	592	219,620
West Pharmaceutical Services, Inc.	725	237,481

		3,242,924

Pharmaceuticals (1.7%)
Bristol-Myers Squibb Co.	20,026	1,132,671
Jazz Pharmaceuticals plc*	566	69,703
Merck & Co., Inc.	25,013	2,488,293
Zoetis, Inc.	4,482	730,252

		4,420,919

Total Health Care		22,191,181

Industrials (8.6%)
Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	1,179	121,814
Expeditors International of Washington, Inc.	1,411	156,297
United Parcel Service, Inc., Class B	7,200	907,920

		1,186,031

Building Products (1.1%)
A.O. Smith Corp.	1,204	82,125
Allegion plc	864	112,908
Builders FirstSource, Inc.*	1,157	165,370
Carrier Global Corp.	7,959	543,281
Fortune Brands Innovations, Inc.	1,234	84,319
Johnson Controls International plc	6,568	518,412
Lennox International, Inc.	317	193,148
Masco Corp.	2,116	153,558
Owens Corning	849	144,602
Trane Technologies plc	2,233	824,759

		2,822,482

Commercial Services & Supplies (0.3%)
Copart, Inc.*	8,522	489,078
Deluxe Corp.	487	11,001
HNI Corp.	507	25,538
Interface, Inc., Class A	734	17,873
Steelcase, Inc., Class A	654	7,730
Tetra Tech, Inc.	2,660	105,974
Veralto Corp.	2,425	246,986

		904,180

Construction & Engineering (0.3%)
EMCOR Group, Inc.	452	205,163
Granite Construction, Inc.	417	36,575
Quanta Services, Inc.	1,463	462,381

		704,119

Electrical Equipment (0.7%)
Acuity Brands, Inc.	290	84,718
Eaton Corp. plc	3,930	1,304,249
Hubbell, Inc., Class B	533	223,268
Rockwell Automation, Inc.	1,111	317,513
Sensata Technologies Holding plc	1,518	41,593

		1,971,341

Ground Transportation (1.1%)
ArcBest Corp.	225	20,997
Avis Budget Group, Inc.*	166	13,381

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
CSX Corp.	19,005	$613,291
JB Hunt Transport Services, Inc.	822	140,283
Knight-Swift Transportation Holdings, Inc., Class A	1,636	86,773
Norfolk Southern Corp.	2,225	522,208
Ryder System, Inc.	425	66,666
U-Haul Holding Co.	922	59,054
Union Pacific Corp.	6,025	1,373,941

		2,896,594

Industrial Conglomerates (0.3%)
3M Co.	5,448	703,282

Machinery (3.0%)
AGCO Corp.	604	56,462
Caterpillar, Inc.	4,773	1,731,453
CNH Industrial NV	9,107	103,182
Cummins, Inc.	1,353	471,656
Deere & Co.	2,558	1,083,825
Dover Corp.	1,368	256,637
Flowserve Corp.	1,275	73,338
Fortive Corp.	3,446	258,450
Graco, Inc.	1,681	141,692
IDEX Corp.	754	157,805
Illinois Tool Works, Inc.	2,918	739,888
Ingersoll Rand, Inc.	3,978	359,850
Lincoln Electric Holdings, Inc.	570	106,858
Middleby Corp. (The)*	552	74,768
PACCAR, Inc.	5,207	541,632
Parker-Hannifin Corp.	1,263	803,306
Pentair plc	1,614	162,433
Snap-on, Inc.	529	179,585
Stanley Black & Decker, Inc.	1,473	118,267
Tennant Co.	204	16,632
Timken Co. (The)	657	46,890
Westinghouse Air Brake Technologies Corp.	1,715	325,147
Xylem, Inc.	2,373	275,315

		8,085,071

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	1,575	95,287

Professional Services (0.7%)
Automatic Data Processing, Inc.	4,018	1,176,189
Broadridge Financial Solutions, Inc.	1,161	262,490
Exponent, Inc.	512	45,619
Heidrick & Struggles International, Inc.	257	11,388
ICF International, Inc.	170	20,266
Kelly Services, Inc., Class A	381	5,311
ManpowerGroup, Inc.	453	26,147
Paycom Software, Inc.	521	106,789
Robert Half, Inc.	1,030	72,574
TransUnion	1,922	178,189

		1,904,962

Trading Companies & Distributors (0.7%)
Air Lease Corp., Class A	1,093	52,693
Applied Industrial Technologies, Inc.	371	88,844
Fastenal Co.	5,664	407,298
Ferguson Enterprises, Inc.	1,956	339,503
United Rentals, Inc.	653	459,999
W.W. Grainger, Inc.	435	458,512

		1,806,849

Total Industrials		23,080,198

Information Technology (37.3%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	39,350	2,329,520
F5, Inc.*	583	146,607
Motorola Solutions, Inc.	1,636	756,208

		3,232,335

Electronic Equipment, Instruments & Components (0.6%)
Cognex Corp.	1,716	61,536
Corning, Inc.	8,076	383,772
Flex Ltd.*	3,874	148,723
Itron, Inc. (x)*	461	50,055
Keysight Technologies, Inc.*	1,708	274,356
TE Connectivity plc	2,990	427,480
Trimble, Inc.*	2,392	169,019
Zebra Technologies Corp., Class A*	515	198,903

		1,713,844

IT Services (1.9%)
Accenture plc, Class A	6,160	2,167,026
Akamai Technologies, Inc.*	1,518	145,197
ASGN, Inc.*	455	37,920
Cognizant Technology Solutions Corp., Class A	4,838	372,042
International Business Machines Corp.	9,090	1,998,255
Okta, Inc.*	1,564	123,243
Twilio, Inc., Class A*	1,516	163,849

		5,007,532

Semiconductors & Semiconductor Equipment (15.6%)
Advanced Micro Devices, Inc.*	15,952	1,926,842
Analog Devices, Inc.	4,909	1,042,966
Applied Materials, Inc.	8,143	1,324,296
First Solar, Inc.*	1,023	180,294
Intel Corp.	41,961	841,318
Lam Research Corp.	12,759	921,583
Microchip Technology, Inc.	5,222	299,482
NVIDIA Corp.	241,875	32,481,394
NXP Semiconductors NV	2,498	519,209
ON Semiconductor Corp.*	4,170	262,918
Skyworks Solutions, Inc.	1,557	138,075
Texas Instruments, Inc.	9,024	1,692,090

		41,630,467

Software (17.6%)
Adobe, Inc.*	4,337	1,928,577
ANSYS, Inc.*	857	289,092
Atlassian Corp., Class A*	1,593	387,704
Autodesk, Inc.*	2,128	628,973
Cadence Design Systems, Inc.*	2,702	811,843
Fair Isaac Corp.*	243	483,796
Fortinet, Inc.*	6,438	608,262
Gen Digital, Inc.	5,541	151,713
Guidewire Software, Inc.*	762	128,458
HubSpot, Inc.*	478	333,056
Intuit, Inc.	2,768	1,739,688
Microsoft Corp.	69,628	29,348,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Oracle Corp.	16,385	$2,730,396
PTC, Inc.*	1,205	221,563
RingCentral, Inc., Class A*	726	25,417
Roper Technologies, Inc.	1,050	545,843
Salesforce, Inc.	9,421	3,149,723
ServiceNow, Inc.*	2,028	2,149,923
Synopsys, Inc.*	1,518	736,777
Teradata Corp.*	818	25,481
Workday, Inc., Class A*	2,097	541,089

		46,965,576

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C	3,151	363,121
Hewlett Packard Enterprise Co.	12,672	270,547
HP, Inc.	9,549	311,584
Seagate Technology Holdings plc	1,963	169,427
Xerox Holdings Corp.	1,274	10,740

		1,125,419

Total Information Technology		99,675,173

Materials (2.6%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	2,183	633,157
Albemarle Corp. (x)	1,144	98,475
Axalta Coating Systems Ltd.*	2,197	75,181
Ecolab, Inc.	2,538	594,704
HB Fuller Co.	498	33,605
International Flavors & Fragrances, Inc.	2,500	211,375
Linde plc	4,719	1,975,704
LyondellBasell Industries NV, Class A	2,617	194,365
Minerals Technologies, Inc.	284	21,644
Mosaic Co. (The)	3,083	75,780
PPG Industries, Inc.	2,286	273,063
Sherwin-Williams Co. (The)	2,358	801,555

		4,988,608

Construction Materials (0.3%)
CRH plc	6,728	622,475
Martin Marietta Materials, Inc.	607	313,515

		935,990

Containers & Packaging (0.2%)
Avery Dennison Corp.	791	148,020
Ball Corp.	2,978	164,177
International Paper Co.	3,197	172,063
Sealed Air Corp.	1,373	46,449
Sonoco Products Co.	1,051	51,341

		582,050

Metals & Mining (0.2%)
Newmont Corp.	11,245	418,539

Total Materials		6,925,187

Real Estate (2.8%)
Health Care REITs (0.4%)
Healthpeak Properties, Inc. (REIT)	6,773	137,289
Ventas, Inc. (REIT)	4,092	240,978
Welltower, Inc. (REIT)	6,079	766,136

		1,144,403

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,958	121,904

Industrial REITs (0.4%)
Prologis, Inc. (REIT)	9,125	964,512

Office REITs (0.1%)
BXP, Inc. (REIT)	1,463	108,789
COPT Defense Properties (REIT)	1,237	38,285

		147,074

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	3,015	395,839
Jones Lang LaSalle, Inc.*	475	120,242

		516,081

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	1,418	311,917
Equity Residential (REIT)	3,343	239,894
UDR, Inc. (REIT)	3,124	135,613

		687,424

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	742	83,067
Macerich Co. (The) (REIT)	1,999	39,820
Simon Property Group, Inc. (REIT)	3,210	552,794

		675,681

Specialized REITs (1.2%)
American Tower Corp. (REIT)	4,625	848,271
Crown Castle, Inc. (REIT)	4,273	387,817
Digital Realty Trust, Inc. (REIT)	3,238	574,195
Equinix, Inc. (REIT)	940	886,317
Iron Mountain, Inc. (REIT)	2,852	299,774
SBA Communications Corp. (REIT)	1,044	212,767

		3,209,141

Total Real Estate		7,466,220

Utilities (0.9%)
Electric Utilities (0.2%)
Eversource Energy	3,540	203,302
Exelon Corp.	9,822	369,700

		573,002

Gas Utilities (0.1%)
Atmos Energy Corp.	1,512	210,576
New Jersey Resources Corp.	908	42,358
UGI Corp.	2,168	61,203

		314,137

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	542	36,704

Multi-Utilities (0.5%)
Avista Corp.	768	28,132
CMS Energy Corp.	3,015	200,950
Consolidated Edison, Inc.	3,374	301,062
NiSource, Inc.	4,383	161,119
Sempra	6,201	543,952

		1,235,215

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Water Utilities (0.1%)
American Water Works Co., Inc.	1,928	$240,017
Essential Utilities, Inc.	2,545	92,434

		332,451

Total Utilities		2,491,509

Total Common Stocks (99.9%) (Cost $92,724,224)		267,045,827

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	14,552	14,552
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	100,983	100,983

Total Investment Companies		115,535

Total Short-Term Investments (0.0%)† (Cost $115,535)		115,535

Total Investments in Securities (99.9%) (Cost $92,839,759)		267,161,362
Other Assets Less Liabilities (0.1%)		390,728

Net Assets (100%)		$267,552,090

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $485,852. This was collateralized by $399,219 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/30/25 – 8/15/54 and by cash of $115,535 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)**	3,932	667,092	—	(64,600)	40,707	115,088	758,287	26,262	—
Capital Markets
BlackRock, Inc.	1,460	1,317,554	—	(143,170)	50,688	271,589	1,496,661	31,375	—
Financial Services
Equitable Holdings, Inc.	3,109	124,342	—	(27,359)	11,757	37,911	146,651	3,261	—

Total		2,108,988	—	(235,129)	103,152	424,588	2,401,599	60,898	—

**	Not affiliated at December 31, 2024.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$24,998,579	$—	$—	$24,998,579
Consumer Discretionary	27,934,494	—	—	27,934,494
Consumer Staples	14,817,081	—	—	14,817,081
Energy	3,634,528	—	—	3,634,528
Financials	33,831,677	—	—	33,831,677
Health Care	22,191,181	—	—	22,191,181
Industrials	23,080,198	—	—	23,080,198
Information Technology	99,675,173	—	—	99,675,173
Materials	6,925,187	—	—	6,925,187
Real Estate	7,466,220	—	—	7,466,220
Utilities	2,491,509	—	—	2,491,509
Short-Term Investments
Investment Companies	115,535	—	—	115,535

Total Assets	$267,161,362	$—	$—	$267,161,362

Total Liabilities	$—	$—	$—	$—

Total	$267,161,362	$—	$—	$267,161,362

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,234,372
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$29,357,544

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 30%)*	Net Proceeds of Sales and Redemptions (affiliated 5%)*	Net Realized Gain (Loss)
$1,251,981	$1,533,237	$737,785

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,584,828
Aggregate gross unrealized depreciation	(7,316,663)

Net unrealized appreciation	$174,268,165

Federal income tax cost of investments in securities and derivative instruments, if applicable	$92,893,197

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $427,121)	$1,643,312
Unaffiliated Issuers (Cost $92,412,638)	265,518,050
Cash	547,625
Dividends, interest and other receivables	198,027
Receivable for Portfolio shares sold	42,121
Securities lending income receivable	119
Other assets	1,128

Total assets	267,950,382

LIABILITIES
Investment management fees payable	116,609
Payable for return of collateral on securities loaned	115,535
Distribution fees payable – Class IB	58,305
Payable for Portfolio shares repurchased	30,074
Administrative fees payable	21,207
Accrued expenses	56,562

Total liabilities	398,292

Commitments and contingent liabilities^
NET ASSETS	$267,552,090

Net assets were comprised of:
Paid in capital	$89,599,416
Total distributable earnings (loss)	177,952,674

Net assets	$267,552,090

Class IB
Net asset value, offering and redemption price per share, $267,552,090 / 11,759,510 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.75

(x)	Includes value of securities on loan of $485,852.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($60,898 of dividend income received from affiliates) (net of $2,254 foreign withholding tax)	$3,482,157
Interest	24,214
Securities lending (net)	5,889

Total income	3,512,260

EXPENSES
Investment management fees	1,312,102
Distribution fees – Class IB (a)	650,534
Administrative fees	240,708
Custodian fees	56,400
Professional fees	55,752
Printing and mailing expenses	39,284
Trustees’ fees	8,474
Distribution fees – Class IA (a)	5,517
Miscellaneous	4,874

Total expenses	2,373,645

NET INVESTMENT INCOME (LOSS)	1,138,615

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($103,152 realized gain (loss) from affiliates)	14,981,747

Net change in unrealized appreciation (depreciation) on investments in securities ($424,588 of change in unrealized appreciation (depreciation) from affiliates)	34,715,074

NET REALIZED AND UNREALIZED GAIN (LOSS)	49,696,821

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,835,436

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,138,615	$1,451,544
Net realized gain (loss)	14,981,747	5,260,231
Net change in unrealized appreciation (depreciation)	34,715,074	47,505,187

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	50,835,436	54,216,962

Distributions to shareholders:
Class IA	—	(125,563)
Class IB	(13,274,397)	(6,550,233)

Total distributions to shareholders	(13,274,397)	(6,675,796)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,259 and 24,008 shares, respectively ]	48,011	438,125
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,398 shares, respectively ]	—	125,563
Capital shares repurchased in connection with share class combination (Note 1) [ (212,954) and 0 shares, respectively ]	(4,913,631)	—
Capital shares repurchased [ (23,562) and (27,570) shares, respectively ]	(489,858)	(509,235)

Total Class IA transactions	(5,355,478)	54,453

Class IB
Capital shares sold [ 669,668 and 876,123 shares, respectively ]	14,691,276	15,806,465
Capital shares issued in connection with share class combination (Note 1) [ 217,755 and 0 shares, respectively ]	4,913,631	—
Capital shares issued in reinvestment of dividends and distributions [ 564,457 and 341,400 shares, respectively ]	13,274,397	6,550,233
Capital shares repurchased [ (1,835,995) and (1,717,708) shares, respectively ]	(40,663,687)	(30,887,460)

Total Class IB transactions	(7,784,383)	(8,530,762)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,139,861)	(8,476,309)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,421,178	39,064,857
NET ASSETS:
Beginning of year	243,130,912	204,066,055

End of year	$267,552,090	$243,130,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.63	$15.84	$20.60	$16.07	$13.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.12	0.11	0.10	0.12
Net realized and unrealized gain (loss)	4.19	4.22	(4.66)	4.76	2.64

Total from investment operations	4.29	4.34	(4.55)	4.86	2.76

Less distributions:
Dividends from net investment income	(0.10)	(0.14)	(0.11)	(0.09)	(0.11)
Distributions from net realized gains	(1.07)	(0.41)	(0.10)	(0.24)	(0.53)

Total dividends and distributions	(1.17)	(0.55)	(0.21)	(0.33)	(0.64)

Net asset value, end of year	$22.75	$19.63	$15.84	$20.60	$16.07

Total return	21.70%	27.50%	(22.12)%	30.29%	20.01%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$267,552	$238,428	$200,319	$274,262	$196,643
Ratio of expenses to average net assets (f)	0.90%	0.92%	0.91%	0.90%	0.93%
Ratio of net investment income (loss) to average net assets (f)	0.45%	0.65%	0.67%	0.51%	0.81%
Portfolio turnover rate^	2%	3%	5%	10%	7%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.4%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	364,405	$8,297,502
Verizon Communications, Inc.	213,790	8,549,462

		16,846,964

Entertainment (1.2%)
Electronic Arts, Inc.	12,172	1,780,764
Live Nation Entertainment, Inc.*	7,925	1,026,287
Netflix, Inc.*	21,709	19,349,666
Take-Two Interactive Software, Inc.*	8,326	1,532,650
Walt Disney Co. (The)	91,970	10,240,859
Warner Bros Discovery, Inc.*	114,338	1,208,553

		35,138,779

Interactive Media & Services (6.0%)
Alphabet, Inc., Class A	296,743	56,173,450
Alphabet, Inc., Class C	241,703	46,029,919
Match Group, Inc.*	12,045	393,992
Meta Platforms, Inc., Class A	110,714	64,824,154

		167,421,515

Media (0.4%)
Charter Communications, Inc., Class A*	4,873	1,670,318
Comcast Corp., Class A	193,855	7,275,378
Fox Corp., Class A	11,793	572,904
Fox Corp., Class B	6,780	310,117
Interpublic Group of Cos., Inc. (The)	19,928	558,383
News Corp., Class A	18,861	519,432
News Corp., Class B (x)	5,652	171,990
Omnicom Group, Inc.	10,036	863,498
Paramount Global, Class B (x)	28,226	295,244

		12,237,264

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	24,754	5,463,951

Total Communication Services		237,108,473

Consumer Discretionary (10.1%)
Automobile Components (0.0%)†
Aptiv plc*	13,885	839,765
BorgWarner, Inc.	10,807	343,554

		1,183,319

Automobiles (2.2%)
Ford Motor Co.	200,004	1,980,040
General Motors Co.	55,730	2,968,737
Tesla, Inc.*	141,833	57,277,839

		62,226,616

Broadline Retail (3.8%)
Amazon.com, Inc.*	475,274	104,270,363
eBay, Inc.	24,691	1,529,607

		105,799,970

Distributors (0.1%)
Genuine Parts Co.	6,955	812,066
LKQ Corp.	13,937	512,185
Pool Corp.	1,981	675,402

		1,999,653

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A*	21,863	2,873,017
Booking Holdings, Inc.	1,681	8,351,914
Caesars Entertainment, Inc.*	10,718	358,195
Carnival Corp.*	51,554	1,284,726
Chipotle Mexican Grill, Inc.*	69,029	4,162,449
Darden Restaurants, Inc.	6,052	1,129,848
Domino’s Pizza, Inc.	1,781	747,593
Expedia Group, Inc.*	6,395	1,191,580
Hilton Worldwide Holdings, Inc.	12,301	3,040,315
Las Vegas Sands Corp.	17,319	889,504
Marriott International, Inc., Class A	11,684	3,259,135
McDonald’s Corp.	36,394	10,550,257
MGM Resorts International*	11,497	398,371
Norwegian Cruise Line Holdings Ltd.*	22,534	579,800
Royal Caribbean Cruises Ltd.	12,563	2,898,158
Starbucks Corp.	57,430	5,240,487
Wynn Resorts Ltd.	4,929	424,683
Yum! Brands, Inc.	14,128	1,895,412

		49,275,444

Household Durables (0.3%)
DR Horton, Inc.	14,929	2,087,373
Garmin Ltd.	7,806	1,610,066
Lennar Corp., Class A	12,041	1,642,031
Mohawk Industries, Inc.*	2,635	313,908
NVR, Inc.*	155	1,267,729
PulteGroup, Inc.	10,646	1,159,349

		8,080,456

Leisure Products (0.0%)†
Hasbro, Inc.	6,913	386,506

Specialty Retail (1.6%)
AutoZone, Inc.*	850	2,721,700
Best Buy Co., Inc.	10,242	878,763
CarMax, Inc.*	7,618	622,848
Home Depot, Inc. (The)	50,446	19,622,989
Lowe’s Cos., Inc.	28,811	7,110,555
O’Reilly Automotive, Inc.*	2,922	3,464,908
Ross Stores, Inc.	16,917	2,559,034
TJX Cos., Inc. (The)	57,280	6,919,997
Tractor Supply Co.	27,360	1,451,722
Ulta Beauty, Inc.*	2,374	1,032,524

		46,385,040

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	7,774	1,578,822
Lululemon Athletica, Inc.*	5,788	2,213,389
NIKE, Inc., Class B	60,466	4,575,462
Ralph Lauren Corp.	2,167	500,534
Tapestry, Inc.	11,592	757,305

		9,625,512

Total Consumer Discretionary		284,962,516

Consumer Staples (5.0%)
Beverages (1.0%)
Brown-Forman Corp., Class B (x)	9,718	369,090
Coca-Cola Co. (The)	196,898	12,258,869
Constellation Brands, Inc., Class A	7,858	1,736,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Keurig Dr Pepper, Inc.	56,544	$1,816,193
Molson Coors Beverage Co., Class B	8,522	488,481
Monster Beverage Corp.*	35,392	1,860,204
PepsiCo, Inc.	69,678	10,595,237

		29,124,692

Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	22,502	20,617,907
Dollar General Corp.	11,263	853,961
Dollar Tree, Inc.*	10,610	795,113
Kroger Co. (The)	34,038	2,081,424
Sysco Corp.	24,717	1,889,862
Target Corp.	23,235	3,140,907
Walgreens Boots Alliance, Inc. (x)	34,957	326,149
Walmart, Inc.	220,445	19,917,206

		49,622,529

Food Products (0.6%)
Archer-Daniels-Midland Co.	24,167	1,220,917
Bunge Global SA	6,913	537,555
Campbell’s Co. (The)	10,085	422,360
Conagra Brands, Inc.	23,518	652,624
General Mills, Inc.	27,949	1,782,308
Hershey Co. (The)	7,613	1,289,262
Hormel Foods Corp.	15,146	475,130
J M Smucker Co. (The)	5,227	575,597
Kellanova	13,826	1,119,491
Kraft Heinz Co. (The)	45,462	1,396,138
Lamb Weston Holdings, Inc.	6,939	463,733
McCormick & Co., Inc. (Non-Voting)	13,140	1,001,794
Mondelez International, Inc., Class A	68,449	4,088,459
Tyson Foods, Inc., Class A	14,635	840,634

		15,866,002

Household Products (1.0%)
Church & Dwight Co., Inc.	12,388	1,297,147
Clorox Co. (The)	6,282	1,020,260
Colgate-Palmolive Co.	41,857	3,805,220
Kimberly-Clark Corp.	16,936	2,219,293
Procter & Gamble Co. (The)	119,603	20,051,443

		28,393,363

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	12,045	903,134
Kenvue, Inc.	97,535	2,082,372

		2,985,506

Tobacco (0.5%)
Altria Group, Inc.	86,029	4,498,457
Philip Morris International, Inc.	78,964	9,503,317

		14,001,774

Total Consumer Staples		139,993,866

Energy (2.9%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	50,401	2,067,449
Halliburton Co.	45,239	1,230,048
Schlumberger NV	72,408	2,776,123

		6,073,620

Oil, Gas & Consumable Fuels (2.7%)
APA Corp.	18,799	434,069
Chevron Corp.#	84,879	12,293,874
ConocoPhillips	65,695	6,514,973
Coterra Energy, Inc.	38,606	985,997
Devon Energy Corp.	32,637	1,068,209
Diamondback Energy, Inc.	9,352	1,532,138
EOG Resources, Inc.	28,509	3,494,633
EQT Corp.	30,160	1,390,678
Exxon Mobil Corp.	223,210	24,010,700
Hess Corp.	14,030	1,866,130
Kinder Morgan, Inc.	97,615	2,674,651
Marathon Petroleum Corp.	16,322	2,276,919
Occidental Petroleum Corp.	34,851	1,721,988
ONEOK, Inc.	29,877	2,999,651
Phillips 66	20,742	2,363,136
Targa Resources Corp.	10,979	1,959,752
Texas Pacific Land Corp.	965	1,067,252
Valero Energy Corp.	16,021	1,964,014
Williams Cos., Inc. (The)	62,445	3,379,523

		73,998,287

Total Energy		80,071,907

Financials (12.2%)
Banks (3.0%)
Bank of America Corp.	339,018	14,899,841
Citigroup, Inc.	96,050	6,760,960
Citizens Financial Group, Inc.	22,786	997,115
Fifth Third Bancorp	34,326	1,451,303
Huntington Bancshares, Inc.	72,823	1,184,830
JPMorgan Chase & Co.	142,980	34,273,736
KeyCorp	50,783	870,421
M&T Bank Corp.	8,498	1,597,709
PNC Financial Services Group, Inc. (The)	20,063	3,869,150
Regions Financial Corp.	46,215	1,086,977
Truist Financial Corp.	66,906	2,902,382
US Bancorp	78,800	3,769,004
Wells Fargo & Co.	169,092	11,877,022

		85,540,450

Capital Markets (2.8%)
Ameriprise Financial, Inc.	4,927	2,623,283
Bank of New York Mellon Corp. (The)	36,705	2,820,045
BlackRock, Inc.‡	7,393	7,578,638
Blackstone, Inc.	36,605	6,311,434
Cboe Global Markets, Inc.	5,469	1,068,643
Charles Schwab Corp. (The)	75,796	5,609,662
CME Group, Inc.	18,204	4,227,515
FactSet Research Systems, Inc.	1,992	956,718
Franklin Resources, Inc.	14,590	296,031
Goldman Sachs Group, Inc. (The)	15,943	9,129,281
Intercontinental Exchange, Inc.	29,036	4,326,654
Invesco Ltd.	23,353	408,210
KKR & Co., Inc.	34,185	5,056,303
MarketAxess Holdings, Inc.	1,849	417,948
Moody’s Corp.	7,894	3,736,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Morgan Stanley	63,000	$7,920,360
MSCI, Inc.	4,002	2,401,240
Nasdaq, Inc.	21,353	1,650,800
Northern Trust Corp.	10,051	1,030,228
Raymond James Financial, Inc.	9,366	1,454,821
S&P Global, Inc.	16,124	8,030,236
State Street Corp.	14,715	1,444,277
T. Rowe Price Group, Inc.	11,434	1,293,071

		79,792,181

Consumer Finance (0.5%)
American Express Co.	28,263	8,388,176
Capital One Financial Corp.	19,489	3,475,278
Discover Financial Services	12,862	2,228,084
Synchrony Financial	19,441	1,263,665

		15,355,203

Financial Services (4.0%)
Apollo Global Management, Inc.	22,701	3,749,297
Berkshire Hathaway, Inc., Class B*	93,089	42,195,382
Corpay, Inc.*	3,472	1,174,994
Fidelity National Information Services, Inc.	27,341	2,208,333
Fiserv, Inc.*	28,893	5,935,200
Global Payments, Inc.	12,936	1,449,608
Jack Henry & Associates, Inc.	3,571	625,996
Mastercard, Inc., Class A	41,629	21,920,583
PayPal Holdings, Inc.*	50,915	4,345,595
Visa, Inc., Class A	87,764	27,736,935

		111,341,923

Insurance (1.9%)
Aflac, Inc.	25,654	2,653,650
Allstate Corp. (The)	13,455	2,593,989
American International Group, Inc.	31,548	2,296,694
Aon plc, Class A	10,956	3,934,957
Arch Capital Group Ltd.	18,757	1,732,209
Arthur J Gallagher & Co.	12,340	3,502,709
Assurant, Inc.	2,705	576,760
Brown & Brown, Inc.	12,155	1,240,053
Chubb Ltd.	18,991	5,247,213
Cincinnati Financial Corp.	8,069	1,159,515
Erie Indemnity Co., Class A	1,193	491,790
Everest Group Ltd.	2,201	797,775
Globe Life, Inc.	4,301	479,648
Hartford Financial Services Group, Inc. (The)	14,763	1,615,072
Loews Corp.	9,164	776,099
Marsh & McLennan Cos., Inc.	24,867	5,282,000
MetLife, Inc.	29,346	2,402,851
Principal Financial Group, Inc.	10,858	840,518
Progressive Corp. (The)	29,736	7,125,043
Prudential Financial, Inc.	18,276	2,166,254
Travelers Cos., Inc. (The)	11,627	2,800,828
W.R. Berkley Corp.	14,787	865,335
Willis Towers Watson plc	5,046	1,580,609

		52,161,571

Total Financials		344,191,328

Health Care (9.1%)
Biotechnology (1.4%)
AbbVie, Inc.	89,746	15,947,864
Amgen, Inc.	27,276	7,109,217
Biogen, Inc.*	7,564	1,156,687
Gilead Sciences, Inc.	63,163	5,834,366
Incyte Corp.*	7,879	544,202
Moderna, Inc.*	16,667	693,014
Regeneron Pharmaceuticals, Inc.*	5,332	3,798,144
Vertex Pharmaceuticals, Inc.*	13,070	5,263,289

		40,346,783

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	88,087	9,963,521
Align Technology, Inc.*	3,673	765,857
Baxter International, Inc.	25,970	757,285
Becton Dickinson & Co.	14,782	3,353,592
Boston Scientific Corp.*	74,713	6,673,365
Cooper Cos., Inc. (The)*	10,439	959,657
Dexcom, Inc.*	19,619	1,525,770
Edwards Lifesciences Corp.*	29,616	2,192,473
GE HealthCare Technologies, Inc.	22,990	1,797,358
Hologic, Inc.*	11,901	857,943
IDEXX Laboratories, Inc.*	4,120	1,703,373
Insulet Corp.*	3,524	920,011
Intuitive Surgical, Inc.*	18,066	9,429,729
Medtronic plc	64,987	5,191,162
ResMed, Inc.	7,503	1,715,861
Solventum Corp.*	7,153	472,527
STERIS plc	5,063	1,040,750
Stryker Corp.	17,386	6,259,829
Teleflex, Inc.	2,426	431,780
Zimmer Biomet Holdings, Inc.	10,386	1,097,073

		57,108,916

Health Care Providers & Services (1.9%)
Cardinal Health, Inc.	12,480	1,476,009
Cencora, Inc.	8,818	1,981,228
Centene Corp.*	25,640	1,553,271
Cigna Group (The)	14,090	3,890,813
CVS Health Corp.	64,450	2,893,160
DaVita, Inc.*	2,192	327,814
Elevance Health, Inc.	11,724	4,324,984
HCA Healthcare, Inc.	9,235	2,771,885
Henry Schein, Inc.*	6,028	417,138
Humana, Inc.	6,229	1,580,359
Labcorp Holdings, Inc.	4,305	987,223
McKesson Corp.	6,446	3,673,640
Molina Healthcare, Inc.*	2,932	853,359
Quest Diagnostics, Inc.	5,771	870,613
UnitedHealth Group, Inc.	46,737	23,642,379
Universal Health Services, Inc., Class B	3,117	559,252

		51,803,127

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	14,811	1,989,710
Bio-Techne Corp.	7,940	571,918
Charles River Laboratories International, Inc.*	2,625	484,575
Danaher Corp.	32,642	7,492,971

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
IQVIA Holdings, Inc.*	8,685	$1,706,689
Mettler-Toledo International, Inc.*	1,050	1,284,864
Revvity, Inc.	6,227	694,996
Thermo Fisher Scientific, Inc.	19,426	10,105,988
Waters Corp.*	3,029	1,123,698
West Pharmaceutical Services, Inc.	3,626	1,187,733

		26,643,142

Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co.	102,829	5,816,008
Eli Lilly and Co.	40,016	30,892,352
Johnson & Johnson	122,274	17,683,266
Merck & Co., Inc.	128,471	12,780,295
Pfizer, Inc.	287,638	7,631,036
Viatris, Inc.	59,948	746,353
Zoetis, Inc.	22,853	3,723,439

		79,272,749

Total Health Care		255,174,717

Industrials (7.3%)
Aerospace & Defense (1.7%)
Axon Enterprise, Inc.*	3,687	2,191,258
Boeing Co. (The)*	38,041	6,733,257
General Dynamics Corp.	12,994	3,423,789
General Electric Co.	54,966	9,167,779
Howmet Aerospace, Inc.	20,884	2,284,083
Huntington Ingalls Industries, Inc.	1,995	376,995
L3Harris Technologies, Inc.	9,662	2,031,725
Lockheed Martin Corp.	10,714	5,206,361
Northrop Grumman Corp.	6,909	3,242,325
RTX Corp.	67,587	7,821,168
Textron, Inc.	9,532	729,103
TransDigm Group, Inc.	2,876	3,644,697

		46,852,540

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	6,092	629,425
Expeditors International of Washington, Inc.	6,893	763,538
FedEx Corp.	11,526	3,242,609
United Parcel Service, Inc., Class B	37,057	4,672,888

		9,308,460

Building Products (0.5%)
A.O. Smith Corp.	6,102	416,218
Allegion plc	4,304	562,447
Builders FirstSource, Inc.*	5,754	822,419
Carrier Global Corp.	42,801	2,921,596
Johnson Controls International plc	34,021	2,685,278
Lennox International, Inc.	1,628	991,940
Masco Corp.	11,304	820,331
Trane Technologies plc	11,383	4,204,311

		13,424,540

Commercial Services & Supplies (0.5%)
Cintas Corp.	17,554	3,207,116
Copart, Inc.*	44,689	2,564,702
Republic Services, Inc.	10,451	2,102,532
Rollins, Inc.	13,571	629,016
Veralto Corp.	12,671	1,290,541
Waste Management, Inc.	18,709	3,775,289

		13,569,196

Construction & Engineering (0.1%)
Quanta Services, Inc.	7,462	2,358,365

Electrical Equipment (0.7%)
AMETEK, Inc.	11,780	2,123,463
Eaton Corp. plc	20,071	6,660,963
Emerson Electric Co.	29,188	3,617,269
GE Vernova, Inc.	14,092	4,635,281
Generac Holdings, Inc.*	2,979	461,894
Hubbell, Inc., Class B	2,724	1,141,056
Rockwell Automation, Inc.	5,657	1,616,714

		20,256,640

Ground Transportation (0.8%)
CSX Corp.	97,358	3,141,743
JB Hunt Transport Services, Inc.	4,214	719,161
Norfolk Southern Corp.	11,520	2,703,744
Old Dominion Freight Line, Inc.	9,590	1,691,676
Uber Technologies, Inc.*	106,724	6,437,592
Union Pacific Corp.	30,789	7,021,123

		21,715,039

Industrial Conglomerates (0.4%)
3M Co.	27,561	3,557,850
Honeywell International, Inc.	33,024	7,459,791

		11,017,641

Machinery (1.4%)
Caterpillar, Inc.	24,520	8,894,875
Cummins, Inc.	6,992	2,437,411
Deere & Co.	12,922	5,475,051
Dover Corp.	7,057	1,323,893
Fortive Corp.	17,358	1,301,850
IDEX Corp.	3,783	791,744
Illinois Tool Works, Inc.	13,606	3,449,937
Ingersoll Rand, Inc.	20,482	1,852,802
Nordson Corp.	2,819	589,848
Otis Worldwide Corp.	20,479	1,896,560
PACCAR, Inc.	26,939	2,802,195
Parker-Hannifin Corp.	6,588	4,190,166
Pentair plc	8,469	852,320
Snap-on, Inc.	2,714	921,349
Stanley Black & Decker, Inc.	7,469	599,686
Westinghouse Air Brake Technologies Corp.	8,591	1,628,768
Xylem, Inc.	12,572	1,458,603

		40,467,058

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	33,009	1,997,044
Southwest Airlines Co.	30,739	1,033,445
United Airlines Holdings, Inc.*	16,546	1,606,617

		4,637,106

Professional Services (0.6%)
Automatic Data Processing, Inc.	20,659	6,047,509
Broadridge Financial Solutions, Inc.	5,910	1,336,192
Dayforce, Inc.*	8,199	595,576
Equifax, Inc.	6,245	1,591,538

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Jacobs Solutions, Inc.	6,336	$846,616
Leidos Holdings, Inc.	6,608	951,949
Paychex, Inc.	16,315	2,287,689
Paycom Software, Inc.	2,504	513,245
Verisk Analytics, Inc.	7,281	2,005,406

		16,175,720

Trading Companies & Distributors (0.2%)
Fastenal Co.	29,180	2,098,334
United Rentals, Inc.	3,302	2,326,061
W.W. Grainger, Inc.	2,257	2,378,991

		6,803,386

Total Industrials		206,585,691

Information Technology (29.2%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	52,319	5,782,819
Cisco Systems, Inc.	202,435	11,984,152
F5, Inc.*	3,032	762,457
Juniper Networks, Inc.	16,392	613,880
Motorola Solutions, Inc.	8,551	3,952,529

		23,095,837

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	60,936	4,232,005
CDW Corp.	6,608	1,150,056
Corning, Inc.	38,954	1,851,094
Jabil, Inc.	5,799	834,476
Keysight Technologies, Inc.*	8,908	1,430,892
TE Connectivity plc	15,118	2,161,421
Teledyne Technologies, Inc.*	2,345	1,088,385
Trimble, Inc.*	12,198	861,911
Zebra Technologies Corp., Class A*	2,642	1,020,393

		14,630,633

IT Services (1.0%)
Accenture plc, Class A	31,734	11,163,704
Akamai Technologies, Inc.*	7,383	706,184
Cognizant Technology Solutions Corp., Class A	25,028	1,924,653
EPAM Systems, Inc.*	2,784	650,955
Gartner, Inc.*	3,885	1,882,166
GoDaddy, Inc., Class A*	7,087	1,398,761
International Business Machines Corp.	46,941	10,319,040
VeriSign, Inc.*	4,190	867,162

		28,912,625

Semiconductors & Semiconductor Equipment (10.3%)
Advanced Micro Devices, Inc.*	82,416	9,955,029
Analog Devices, Inc.	25,154	5,344,219
Applied Materials, Inc.	41,869	6,809,156
Broadcom, Inc.	237,036	54,954,426
Enphase Energy, Inc.*	6,455	443,329
First Solar, Inc.*	5,510	971,082
Intel Corp.	219,192	4,394,800
KLA Corp.	6,774	4,268,433
Lam Research Corp.	65,345	4,719,869
Microchip Technology, Inc.	27,458	1,574,716
Micron Technology, Inc.	56,182	4,728,277
Monolithic Power Systems, Inc.	2,528	1,495,818
NVIDIA Corp.	1,245,783	167,296,199
NXP Semiconductors NV	12,907	2,682,720
ON Semiconductor Corp.*	21,254	1,340,065
QUALCOMM, Inc.	56,424	8,667,855
Skyworks Solutions, Inc.	8,082	716,712
Teradyne, Inc.	8,434	1,062,009
Texas Instruments, Inc.	46,328	8,686,963

		290,111,677

Software (9.4%)
Adobe, Inc.*	22,356	9,941,266
ANSYS, Inc.*	4,454	1,502,468
Autodesk, Inc.*	10,824	3,199,250
Cadence Design Systems, Inc.*	14,033	4,216,355
Crowdstrike Holdings, Inc., Class A*	11,851	4,054,938
Fair Isaac Corp.*	1,237	2,462,780
Fortinet, Inc.*	32,430	3,063,986
Gen Digital, Inc.	27,610	755,962
Intuit, Inc.	14,230	8,943,555
Microsoft Corp.	377,588	159,153,342
Oracle Corp.	81,605	13,598,657
Palantir Technologies, Inc., Class A*	103,633	7,837,764
Palo Alto Networks, Inc.*	33,265	6,052,899
PTC, Inc.*	6,049	1,112,230
Roper Technologies, Inc.	5,469	2,843,060
Salesforce, Inc.	48,552	16,232,390
ServiceNow, Inc.*	10,462	11,090,975
Synopsys, Inc.*	7,855	3,812,503
Tyler Technologies, Inc.*	2,215	1,277,258
Workday, Inc., Class A*	10,817	2,791,111

		263,942,749

Technology Hardware, Storage & Peripherals (7.2%)
Apple, Inc.#	767,674	192,240,923
Dell Technologies, Inc., Class C	15,702	1,809,499
Hewlett Packard Enterprise Co.	65,227	1,392,597
HP, Inc.	48,475	1,581,739
NetApp, Inc.	10,205	1,184,596
Seagate Technology Holdings plc	10,600	914,886
Super Micro Computer, Inc. (x)*	26,325	802,386
Western Digital Corp.*	16,914	1,008,582

		200,935,208

Total Information Technology		821,628,729

Materials (1.7%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	11,199	3,248,158
Albemarle Corp. (x)	5,879	506,064
Celanese Corp.	5,497	380,447
CF Industries Holdings, Inc.	9,102	776,583
Corteva, Inc.	35,398	2,016,270
Dow, Inc.	35,076	1,407,600
DuPont de Nemours, Inc.	21,588	1,646,085
Eastman Chemical Co.	5,883	537,236
Ecolab, Inc.	12,895	3,021,557
FMC Corp.	6,620	321,798
International Flavors & Fragrances, Inc.	12,691	1,073,024
Linde plc	24,182	10,124,278
LyondellBasell Industries NV, Class A	13,166	977,839

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Mosaic Co. (The)	16,889	$415,132
PPG Industries, Inc.	11,825	1,412,496
Sherwin-Williams Co. (The)	11,724	3,985,339

		31,849,906

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,089	1,595,468
Vulcan Materials Co.	6,738	1,733,216

		3,328,684

Containers & Packaging (0.2%)
Amcor plc	75,937	714,567
Avery Dennison Corp.	4,101	767,420
Ball Corp.	14,845	818,405
International Paper Co.	17,502	941,958
Packaging Corp. of America	4,457	1,003,404
Smurfit WestRock plc	24,917	1,342,030

		5,587,784

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	73,399	2,795,034
Newmont Corp.	58,397	2,173,536
Nucor Corp.	11,961	1,395,968
Steel Dynamics, Inc.	7,326	835,677

		7,200,215

Total Materials		47,966,589

Real Estate (1.9%)
Health Care REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	7,644	745,672
Healthpeak Properties, Inc. (REIT)	35,895	727,592
Ventas, Inc. (REIT)	21,002	1,236,808
Welltower, Inc. (REIT)	29,814	3,757,458

		6,467,530

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	34,177	598,781

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	46,901	4,957,436

Office REITs (0.0%)†
BXP, Inc. (REIT)	7,460	554,726

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	15,277	2,005,717
CoStar Group, Inc.*	21,088	1,509,690

		3,515,407

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	7,241	1,592,803
Camden Property Trust (REIT)	5,563	645,530
Equity Residential (REIT)	17,655	1,266,923
Essex Property Trust, Inc. (REIT)	3,205	914,835
Invitation Homes, Inc. (REIT)	28,107	898,581
Mid-America Apartment Communities, Inc. (REIT)	6,028	931,748
UDR, Inc. (REIT)	14,747	640,167

		6,890,587

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	3,649	408,505
Kimco Realty Corp. (REIT)	34,435	806,812
Realty Income Corp. (REIT)	44,670	2,385,825
Regency Centers Corp. (REIT)	8,612	636,685
Simon Property Group, Inc. (REIT)	15,604	2,687,165

		6,924,992

Specialized REITs (0.8%)
American Tower Corp. (REIT)	23,629	4,333,795
Crown Castle, Inc. (REIT)	21,922	1,989,641
Digital Realty Trust, Inc. (REIT)	15,750	2,792,947
Equinix, Inc. (REIT)	4,884	4,605,075
Extra Space Storage, Inc. (REIT)	10,809	1,617,026
Iron Mountain, Inc. (REIT)	14,811	1,556,784
Public Storage (REIT)	8,038	2,406,899
SBA Communications Corp. (REIT)	5,550	1,131,090
VICI Properties, Inc. (REIT), Class A	54,495	1,591,799
Weyerhaeuser Co. (REIT)	37,194	1,047,011

		23,072,067

Total Real Estate		52,981,526

Utilities (2.1%)
Electric Utilities (1.4%)
Alliant Energy Corp.	13,521	799,632
American Electric Power Co., Inc.	27,083	2,497,865
Constellation Energy Corp.	16,020	3,583,834
Duke Energy Corp.	39,013	4,203,261
Edison International	19,946	1,592,489
Entergy Corp.	22,001	1,668,116
Evergy, Inc.	11,226	690,960
Eversource Energy	18,497	1,062,283
Exelon Corp.	50,777	1,911,246
FirstEnergy Corp.	25,984	1,033,643
NextEra Energy, Inc.	104,352	7,480,995
NRG Energy, Inc.	10,108	911,944
PG&E Corp.	111,493	2,249,929
Pinnacle West Capital Corp.	5,547	470,219
PPL Corp.	37,305	1,210,920
Southern Co. (The)	56,044	4,613,542
Xcel Energy, Inc.	29,014	1,959,025

		37,939,903

Gas Utilities (0.0%)†
Atmos Energy Corp.	7,965	1,109,286

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	37,615	484,105
Vistra Corp.	17,162	2,366,125

		2,850,230

Multi-Utilities (0.6%)
Ameren Corp.	13,448	1,198,755
CenterPoint Energy, Inc.	32,404	1,028,179
CMS Energy Corp.	15,077	1,004,882
Consolidated Edison, Inc.	17,710	1,580,263
Dominion Energy, Inc.	42,367	2,281,886
DTE Energy Co.	10,464	1,263,528
NiSource, Inc.	23,526	864,816

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	25,139	$2,123,994
Sempra	32,294	2,832,830
WEC Energy Group, Inc.	15,918	1,496,929

		15,676,062

Water Utilities (0.0%)†
American Water Works Co., Inc.	9,796	1,219,504

Total Utilities		58,794,985

Total Common Stocks (89.9%) (Cost $590,362,370)		2,529,460,327

SHORT-TERM INVESTMENTS:
Investment Companies (3.3%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	429,335	429,335
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	92,111,129	92,147,973

Total Investment Companies		92,577,308

Total Short-Term Investments (3.3%) (Cost $92,583,797)		92,577,308

Total Investments in Securities (93.2%) (Cost $682,946,167)		2,622,037,635
Other Assets Less Liabilities (6.8%)		190,678,609

Net Assets (100%)		$2,812,716,244

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,165,440.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $1,867,278. This was collateralized by $1,480,939 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 1/31/25 – 5/15/54 and by cash of $429,335 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)**	14,882	2,842,117	—	(599,685)	439,706	187,856	2,869,994	108,335	—
Capital Markets
BlackRock, Inc.	5,492	5,202,826	181,050	(956,387)	735,128	467,287	5,629,904	119,677	—

Total		8,044,943	181,050	(1,556,072)	1,174,834	655,143	8,499,898	228,012	—

**	Not affiliated at December 31, 2024.

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	959	3/2025	USD	284,619,213	(9,053,202)

					(9,053,202)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$237,108,473	$—	$—	$237,108,473
Consumer Discretionary	284,962,516	—	—	284,962,516
Consumer Staples	139,993,866	—	—	139,993,866
Energy	80,071,907	—	—	80,071,907
Financials	344,191,328	—	—	344,191,328
Health Care	255,174,717	—	—	255,174,717
Industrials	206,585,691	—	—	206,585,691
Information Technology	821,628,729	—	—	821,628,729
Materials	47,966,589	—	—	47,966,589
Real Estate	52,981,526	—	—	52,981,526
Utilities	58,794,985	—	—	58,794,985
Short-Term Investments
Investment Companies	92,577,308	—	—	92,577,308

Total Assets	$2,622,037,635	$—	$—	$2,622,037,635

Liabilities:
Futures	$(9,053,202)	$—	$—	$(9,053,202)

Total Liabilities	$(9,053,202)	$—	$—	$(9,053,202)

Total	$2,612,984,433	$—	$—	$2,612,984,433

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value

	Liability Derivatives
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(9,053,202	)*

Total		$(9,053,202)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$62,777,247	$62,777,247

Total	$62,777,247	$62,777,247

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(18,797,051)	$(18,797,051)

Total	$(18,797,051)	$(18,797,051)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$284,390,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$51,750,237
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$675,159,448

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 32%)*	Net Proceeds of Sales and Redemptions (affiliated 9%)*	Net Realized Gain (Loss)
$16,706,455	$62,886,116	$40,710,320

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,983,914,455
Aggregate gross unrealized depreciation	(46,237,240)

Net unrealized appreciation	$1,937,677,215

Federal income tax cost of investments in securities and derivative instruments, if applicable	$675,307,218

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $1,144,589)	$5,629,904
Unaffiliated Issuers (Cost $681,801,578)	2,616,407,731
Cash	176,866,225
Cash held as collateral at broker for futures	15,972,400
Dividends, interest and other receivables	2,535,913
Securities lending income receivable	907
Other assets	12,781

Total assets	2,817,425,861

LIABILITIES
Payable for Portfolio shares repurchased	1,653,775
Due to broker for futures variation margin	1,102,848
Investment management fees payable	1,072,296
Payable for return of collateral on securities loaned	429,335
Administrative fees payable	302,508
Accrued expenses	148,855

Total liabilities	4,709,617

Commitments and contingent liabilities^
NET ASSETS	$2,812,716,244

Net assets were comprised of:
Paid in capital	$998,917,791
Total distributable earnings (loss)	1,813,798,453

Net assets	$2,812,716,244

Class K
Net asset value, offering and redemption price per share, $2,812,716,244 / 193,712,970 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.52

(x)	Includes value of securities on loan of $1,867,278.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($228,012 of dividend income received from affiliates) (net of $9,871 foreign withholding tax)	$40,297,769
Interest	10,340,978
Securities lending (net)	11,042

Total income	50,649,789

EXPENSES
Investment management fees	12,821,503
Administrative fees	3,644,484
Printing and mailing expenses	237,593
Custodian fees	159,600
Professional fees	157,529
Trustees’ fees	96,265
Miscellaneous	68,950

Total expenses	17,185,924

NET INVESTMENT INCOME (LOSS)	33,463,865

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,174,834 realized gain (loss) from affiliates)	483,675,714
Futures contracts	62,777,247

Net realized gain (loss)	546,452,961

Change in unrealized appreciation (depreciation) on:
Investments in securities ($655,143 of change in unrealized appreciation (depreciation) from affiliates)	71,192,214
Futures contracts	(18,797,051)

Net change in unrealized appreciation (depreciation)	52,395,163

NET REALIZED AND UNREALIZED GAIN (LOSS)	598,848,124

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$632,311,989

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$33,463,865	$33,954,491
Net realized gain (loss)	546,452,961	211,359,116
Net change in unrealized appreciation (depreciation)	52,395,163	369,513,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	632,311,989	614,827,187

Distributions to shareholders:
Class K	(550,894,074)	(260,831,333)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 863,484 and 3,464,742 shares, respectively ]	14,411,841	48,655,638
Capital shares issued in reinvestment of dividends and distributions [ 36,305,950 and 18,544,938 shares, respectively ]	550,894,074	260,831,333
Capital shares repurchased [ (44,161,881) and (22,967,762) shares, respectively ]	(714,023,422)	(321,155,772)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(148,717,507)	(11,668,801)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(67,299,592)	342,327,053
NET ASSETS:
Beginning of year	2,880,015,836	2,537,688,783

End of year	$2,812,716,244	$2,880,015,836

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.35	$12.58	$16.88	$14.94	$15.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.18	0.14	0.12	0.18
Net realized and unrealized gain (loss)	3.36	2.98	(3.54)	3.98	2.26

Total from investment operations	3.55	3.16	(3.40)	4.10	2.44

Less distributions:
Dividends from net investment income	(0.22)	(0.19)	(0.15)	(0.13)	(0.18)
Distributions from net realized gains	(3.16)	(1.20)	(0.75)	(2.03)	(2.65)

Total dividends and distributions	(3.38)	(1.39)	(0.90)	(2.16)	(2.83)

Net asset value, end of year	$14.52	$14.35	$12.58	$16.88	$14.94

Total return	24.18%	25.54%	(20.28)%	27.86%	16.75%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,812,716	$2,880,016	$2,537,689	$3,593,669	$3,221,897
Ratio of expenses to average net assets (f)	0.59%	0.59%	0.58%	0.57%	0.59%
Ratio of net investment income (loss) to average net assets (f)	1.15%	1.26%	0.97%	0.69%	1.15%
Portfolio turnover rate^	2%	2%	2%	3%	7%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	20,783	$721,170
Iridium Communications, Inc.	10,550	306,161

		1,027,331

Entertainment (0.4%)
TKO Group Holdings, Inc., Class A*	6,201	881,224
Warner Music Group Corp., Class A	13,343	413,633

		1,294,857

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	25,616	269,224

Media (0.4%)
New York Times Co. (The), Class A	14,989	780,178
Nexstar Media Group, Inc., Class A	2,735	432,048

		1,212,226

Total Communication Services		3,803,638

Consumer Discretionary (12.8%)
Automobile Components (0.7%)
Autoliv, Inc.	6,753	633,364
Gentex Corp.	21,050	604,767
Goodyear Tire & Rubber Co. (The)*	26,964	242,676
Lear Corp.	5,055	478,708
Visteon Corp.*	2,457	217,985

		2,177,500

Automobiles (0.3%)
Harley-Davidson, Inc. (x)	10,768	324,440
Thor Industries, Inc.	4,937	472,520

		796,960

Broadline Retail (0.4%)
Macy’s, Inc.	25,926	438,927
Nordstrom, Inc.	9,215	222,543
Ollie’s Bargain Outlet Holdings, Inc.*	5,681	623,376

		1,284,846

Diversified Consumer Services (1.2%)
Duolingo, Inc., Class A*	3,513	1,139,020
Graham Holdings Co., Class B	331	288,605
Grand Canyon Education, Inc.*	2,607	427,027
H&R Block, Inc.	12,612	666,418
Service Corp. International	13,523	1,079,406

		3,600,476

Hotels, Restaurants & Leisure (3.0%)
Aramark	24,991	932,414
Boyd Gaming Corp.	6,211	450,546
Choice Hotels International, Inc. (x)	2,098	297,874
Churchill Downs, Inc.	6,911	922,895
Hilton Grand Vacations, Inc.*	5,766	224,586
Hyatt Hotels Corp., Class A	3,952	620,385
Light & Wonder, Inc.*	8,318	718,509
Marriott Vacations Worldwide Corp.	2,974	267,065
Planet Fitness, Inc., Class A*	7,833	774,449
Texas Roadhouse, Inc., Class A	6,158	1,111,088
Travel + Leisure Co.	6,385	322,123
Vail Resorts, Inc.	3,497	655,513
Wendy’s Co. (The)	16,708	272,340
Wingstop, Inc.	2,738	778,139
Wyndham Hotels & Resorts, Inc.	7,248	730,526

		9,078,452

Household Durables (1.5%)
KB Home	6,451	423,960
Taylor Morrison Home Corp., Class A*	9,727	595,389
Tempur Sealy International, Inc.	16,288	923,367
Toll Brothers, Inc.	9,405	1,184,560
TopBuild Corp.*	2,729	849,647
Whirlpool Corp.	5,134	587,740

		4,564,663

Leisure Products (0.5%)
Brunswick Corp.	6,183	399,916
Mattel, Inc.*	32,052	568,282
Polaris, Inc.	4,775	275,136
YETI Holdings, Inc.*	7,688	296,065

		1,539,399

Specialty Retail (4.3%)
Abercrombie & Fitch Co., Class A*	4,736	707,890
AutoNation, Inc.*	2,492	423,241
Burlington Stores, Inc.*	5,851	1,667,886
Chewy, Inc., Class A*	14,799	495,619
Dick’s Sporting Goods, Inc.	5,365	1,227,727
Five Below, Inc.*	5,109	536,241
Floor & Decor Holdings, Inc., Class A*	10,025	999,492
GameStop Corp., Class A (x)*	37,703	1,181,612
Gap, Inc. (The)	20,753	490,393
Lithia Motors, Inc., Class A	2,502	894,290
Murphy USA, Inc.	1,712	858,996
Penske Automotive Group, Inc.	1,778	271,038
RH*	1,396	549,452
Valvoline, Inc.*	12,068	436,620
Williams-Sonoma, Inc.	11,736	2,173,272

		12,913,769

Textiles, Apparel & Luxury Goods (0.9%)
Capri Holdings Ltd.*	11,238	236,672
Columbia Sportswear Co.	2,753	231,059
Crocs, Inc.*	5,404	591,900
PVH Corp.	5,226	552,650
Skechers USA, Inc., Class A*	12,162	817,773
Under Armour, Inc., Class A*	14,327	118,628
Under Armour, Inc., Class C*	16,276	121,419

		2,670,101

Total Consumer Discretionary		38,626,166

Consumer Staples (4.1%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	792	237,584
Celsius Holdings, Inc.*	14,791	389,595
Coca-Cola Consolidated, Inc.	557	701,814

		1,328,993

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (2.1%)
BJ’s Wholesale Club Holdings, Inc.*	12,227	$1,092,482
Casey’s General Stores, Inc.	3,456	1,369,371
Performance Food Group Co.*	14,527	1,228,258
Sprouts Farmers Market, Inc.*	9,280	1,179,210
US Foods Holding Corp.*	21,613	1,458,013

		6,327,334

Food Products (0.9%)
Darling Ingredients, Inc.*	14,911	502,352
Flowers Foods, Inc.	18,373	379,586
Ingredion, Inc.	6,047	831,825
Lancaster Colony Corp.	1,766	305,765
Pilgrim’s Pride Corp.*	3,884	176,295
Post Holdings, Inc.*	4,463	510,835

		2,706,658

Personal Care Products (0.6%)
BellRing Brands, Inc.*	11,902	896,697
Coty, Inc., Class A*	36,620	254,875
e.l.f. Beauty, Inc.*	5,255	659,765

		1,811,337

Total Consumer Staples		12,174,322

Energy (4.1%)
Energy Equipment & Services (0.6%)
ChampionX Corp.	17,759	482,867
NOV, Inc.	37,870	552,902
Valaris Ltd.*	5,815	257,256
Weatherford International plc	6,672	477,915

		1,770,940

Oil, Gas & Consumable Fuels (3.5%)
Antero Midstream Corp.	32,840	495,556
Antero Resources Corp.*	27,296	956,725
Chord Energy Corp.	5,630	658,259
Civitas Resources, Inc.	8,303	380,859
CNX Resources Corp.*	14,200	520,714
DT Midstream, Inc.	8,916	886,518
Expand Energy Corp.	19,562	1,947,397
HF Sinclair Corp.	14,940	523,647
Matador Resources Co.	10,822	608,846
Murphy Oil Corp.	12,547	379,672
Ovintiv, Inc.	24,338	985,689
PBF Energy, Inc., Class A	9,163	243,278
Permian Resources Corp.	58,848	846,234
Range Resources Corp.	22,592	812,860
Viper Energy, Inc., Class A	9,180	450,462

		10,696,716

Total Energy		12,467,656

Financials (16.2%)
Banks (6.0%)
Associated Banc-Corp.	14,645	350,016
Bank OZK	9,796	436,216
Cadence Bank	17,192	592,264
Columbia Banking System, Inc.	19,519	527,208
Comerica, Inc.	12,512	773,867
Commerce Bancshares, Inc.	11,362	707,966
Cullen/Frost Bankers, Inc.	5,945	798,116
East West Bancorp, Inc.	12,944	1,239,517
First Financial Bankshares, Inc.	12,124	437,070
First Horizon Corp.	49,755	1,002,066
Flagstar Financial, Inc. (x)	28,530	266,185
FNB Corp.	36,255	535,849
Glacier Bancorp, Inc.	10,603	532,483
Hancock Whitney Corp.	8,012	438,417
Home BancShares, Inc.	17,140	485,062
International Bancshares Corp.	5,066	319,969
Old National Bancorp	30,273	657,075
Pinnacle Financial Partners, Inc.	7,168	819,948
Prosperity Bancshares, Inc.	8,812	663,984
SouthState Corp.	7,046	700,936
Synovus Financial Corp.	13,234	677,978
Texas Capital Bancshares, Inc.*	4,216	329,691
UMB Financial Corp.	4,203	474,351
United Bankshares, Inc.	12,589	472,717
Valley National Bancorp	44,991	407,618
Webster Financial Corp.	15,995	883,244
Western Alliance Bancorp	10,222	853,946
Wintrust Financial Corp.	6,304	786,172
Zions Bancorp NA	13,858	751,796

		17,921,727

Capital Markets (3.5%)
Affiliated Managers Group, Inc.	2,840	525,173
Carlyle Group, Inc. (The)	20,088	1,014,243
Evercore, Inc., Class A	3,447	955,474
Federated Hermes, Inc., Class B	8,027	329,990
Hamilton Lane, Inc., Class A	3,887	575,470
Houlihan Lokey, Inc., Class A	5,241	910,152
Interactive Brokers Group, Inc., Class A	10,328	1,824,648
Janus Henderson Group plc	13,344	567,520
Jefferies Financial Group, Inc.	15,904	1,246,874
Morningstar, Inc.	2,520	848,635
SEI Investments Co.	9,620	793,458
Stifel Financial Corp.	9,964	1,056,981

		10,648,618

Consumer Finance (0.6%)
Ally Financial, Inc.	26,165	942,202
FirstCash Holdings, Inc.	3,879	401,864
SLM Corp.	20,975	578,491

		1,922,557

Financial Services (1.4%)
Equitable Holdings, Inc.‡	8,041	379,294
Essent Group Ltd.	9,804	533,730
Euronet Worldwide, Inc.*	3,937	404,881
MGIC Investment Corp.	23,709	562,140
Shift4 Payments, Inc., Class A (x)*	6,294	653,191
Voya Financial, Inc.	9,288	639,293
Western Union Co. (The)	31,763	336,688
WEX, Inc.*	3,728	653,593

		4,162,810

Insurance (4.2%)
American Financial Group, Inc.	6,795	930,439
Brighthouse Financial, Inc.*	5,620	269,985
CNO Financial Group, Inc.	10,074	374,854
Fidelity National Financial, Inc.	24,474	1,373,970

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
First American Financial Corp.	9,648	$602,421
Hanover Insurance Group, Inc. (The)	3,361	519,812
Kemper Corp.	5,525	367,081
Kinsale Capital Group, Inc.	2,067	961,424
Old Republic International Corp.	22,179	802,658
Primerica, Inc.	3,170	860,401
Reinsurance Group of America, Inc.	6,160	1,315,961
RenaissanceRe Holdings Ltd.	4,821	1,199,513
RLI Corp.	3,759	619,596
Ryan Specialty Holdings, Inc., Class A	9,851	632,040
Selective Insurance Group, Inc.	5,683	531,474
Unum Group	15,859	1,158,183

		12,519,812

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Annaly Capital Management, Inc. (REIT)	51,855	948,947
Starwood Property Trust, Inc. (REIT) (x)	30,559	579,093

		1,528,040

Total Financials		48,703,564

Health Care (8.4%)
Biotechnology (2.5%)
Arrowhead Pharmaceuticals, Inc.*	11,690	219,772
BioMarin Pharmaceutical, Inc.*	17,771	1,168,088
Cytokinetics, Inc.*	11,051	519,839
Exelixis, Inc.*	26,480	881,784
Halozyme Therapeutics, Inc.*	11,858	566,931
Neurocrine Biosciences, Inc.*	9,428	1,286,922
Roivant Sciences Ltd.*	40,589	480,168
Sarepta Therapeutics, Inc.*	8,936	1,086,528
United Therapeutics Corp.*	4,173	1,472,401

		7,682,433

Health Care Equipment & Supplies (1.6%)
Dentsply Sirona, Inc.	18,834	357,469
Enovis Corp.*	5,152	226,070
Envista Holdings Corp.*	16,089	310,357
Globus Medical, Inc., Class A*	10,594	876,230
Haemonetics Corp.*	4,671	364,712
Lantheus Holdings, Inc.*	6,455	577,464
LivaNova plc*	5,119	237,061
Masimo Corp.*	4,146	685,334
Neogen Corp.*	18,807	228,317
Penumbra, Inc.*	3,563	846,141

		4,709,155

Health Care Providers & Services (1.7%)
Acadia Healthcare Co., Inc.*	8,580	340,197
Amedisys, Inc.*	2,866	260,204
Chemed Corp.	1,363	722,117
Encompass Health Corp.	9,389	867,074
Ensign Group, Inc. (The)	5,256	698,312
HealthEquity, Inc.*	8,192	786,022
Option Care Health, Inc.*	15,752	365,447
Tenet Healthcare Corp.*	8,863	1,118,777

		5,158,150

Health Care Technology (0.2%)
Doximity, Inc., Class A*	11,773	628,560

Life Sciences Tools & Services (2.1%)
Avantor, Inc.*	63,908	1,346,542
Bio-Rad Laboratories, Inc., Class A*	1,787	587,047
Bruker Corp.	10,341	606,189
Illumina, Inc.*	14,762	1,972,646
Medpace Holdings, Inc.*	2,363	785,060
Repligen Corp.*	4,881	702,571
Sotera Health Co.*	14,698	201,069

		6,201,124

Pharmaceuticals (0.3%)
Jazz Pharmaceuticals plc*	5,593	688,778
Perrigo Co. plc	12,437	319,755

		1,008,533

Total Health Care		25,387,955

Industrials (19.3%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	8,499	946,704
Curtiss-Wright Corp.	3,521	1,249,497
Hexcel Corp.	7,429	465,798
Woodward, Inc.	5,534	920,968

		3,582,967

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	11,126	483,981

Building Products (2.4%)
AAON, Inc.	6,261	736,795
Advanced Drainage Systems, Inc.	6,587	761,457
Carlisle Cos., Inc.	4,201	1,549,497
Fortune Brands Innovations, Inc.	11,612	793,448
Owens Corning	8,015	1,365,115
Simpson Manufacturing Co., Inc.	3,883	643,918
Trex Co., Inc.*	9,845	679,600
UFP Industries, Inc.	5,751	647,850

		7,177,680

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	4,097	380,079
Clean Harbors, Inc.*	4,775	1,098,918
MSA Safety, Inc.	3,626	601,082
RB Global, Inc.	17,246	1,555,762
Tetra Tech, Inc.	24,898	991,936

		4,627,777

Construction & Engineering (2.3%)
AECOM	12,484	1,333,541
Comfort Systems USA, Inc.	3,292	1,396,005
EMCOR Group, Inc.	4,283	1,944,054
Fluor Corp.*	16,074	792,770
MasTec, Inc.*	5,779	786,753
Valmont Industries, Inc.	1,890	579,606

		6,832,729

Electrical Equipment (1.3%)
Acuity Brands, Inc.	2,842	830,233
EnerSys	3,674	339,588
NEXTracker, Inc., Class A*	13,290	485,484
nVent Electric plc	15,391	1,049,051
Regal Rexnord Corp.	6,190	960,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Sensata Technologies Holding plc	13,966	$382,668

		4,047,279

Ground Transportation (1.5%)
Avis Budget Group, Inc.*	1,584	127,686
Knight-Swift Transportation Holdings, Inc., Class A	14,973	794,168
Landstar System, Inc.	3,144	540,328
Ryder System, Inc.	3,995	626,655
Saia, Inc.*	2,471	1,126,109
XPO, Inc.*	10,833	1,420,748

		4,635,694

Machinery (4.4%)
AGCO Corp.	5,780	540,314
Chart Industries, Inc.*	3,936	751,146
CNH Industrial NV	81,229	920,325
Crane Co.	4,542	689,249
Donaldson Co., Inc.	10,869	732,027
Esab Corp.	5,359	642,758
Flowserve Corp.	12,355	710,660
Graco, Inc.	15,287	1,288,541
ITT, Inc.	7,549	1,078,601
Lincoln Electric Holdings, Inc.	5,247	983,655
Middleby Corp. (The)*	5,037	682,262
Mueller Industries, Inc.	10,552	837,407
Oshkosh Corp.	6,057	575,839
RBC Bearings, Inc.*	2,846	851,352
Terex Corp.	6,182	285,732
Timken Co. (The)	6,028	430,218
Toro Co. (The)	9,498	760,790
Watts Water Technologies, Inc., Class A	2,522	512,723

		13,273,599

Marine Transportation (0.2%)
Kirby Corp.*	5,332	564,126

Passenger Airlines (0.4%)
American Airlines Group, Inc.*	61,807	1,077,296

Professional Services (2.3%)
CACI International, Inc., Class A*	2,104	850,142
Concentrix Corp.	4,509	195,104
ExlService Holdings, Inc.*	14,941	663,081
Exponent, Inc.	4,676	416,632
FTI Consulting, Inc.*	3,275	625,951
Genpact Ltd.	15,084	647,858
Insperity, Inc.	3,190	247,257
KBR, Inc.	12,494	723,777
ManpowerGroup, Inc.	4,325	249,639
Maximus, Inc.	5,580	416,547
Parsons Corp.*	4,371	403,225
Paylocity Holding Corp.*	4,043	806,457
Science Applications International Corp.	4,651	519,889

		6,765,559

Trading Companies & Distributors (1.6%)
Applied Industrial Technologies, Inc.	3,581	857,542
Core & Main, Inc., Class A*	17,924	912,511
GATX Corp.	3,360	520,666
MSC Industrial Direct Co., Inc., Class A	4,050	302,494
Watsco, Inc.	3,228	1,529,717
WESCO International, Inc.	4,203	760,575

		4,883,505

Total Industrials		57,952,192

Information Technology (9.6%)
Communications Equipment (0.5%)
Ciena Corp.*	13,467	1,142,136
Lumentum Holdings, Inc.*	6,501	545,759

		1,687,895

Electronic Equipment, Instruments & Components (2.8%)
Arrow Electronics, Inc.*	4,941	558,926
Avnet, Inc.	8,233	430,751
Belden, Inc.	3,756	422,963
Cognex Corp.	15,807	566,839
Coherent Corp.*	14,400	1,364,112
Crane NXT Co.	4,599	267,754
Fabrinet*	3,370	740,996
Flex Ltd.*	36,148	1,387,722
IPG Photonics Corp.*	2,391	173,873
Littelfuse, Inc.	2,367	557,783
Novanta, Inc.*	3,355	512,543
TD SYNNEX Corp.	7,050	826,824
Vontier Corp.	13,992	510,288

		8,321,374

IT Services (0.4%)
ASGN, Inc.*	4,138	344,861
Kyndryl Holdings, Inc.*	21,763	753,000

		1,097,861

Semiconductors & Semiconductor Equipment (2.0%)
Allegro MicroSystems, Inc.*	12,250	267,785
Amkor Technology, Inc.	10,849	278,711
Cirrus Logic, Inc.*	4,948	492,722
Lattice Semiconductor Corp.*	12,742	721,834
MACOM Technology Solutions Holdings, Inc.*	5,387	699,825
MKS Instruments, Inc.	6,279	655,465
Onto Innovation, Inc.*	4,590	765,015
Power Integrations, Inc.	4,968	306,526
Rambus, Inc.*	9,843	520,301
Silicon Laboratories, Inc.*	3,079	382,473
Synaptics, Inc.*	3,792	289,406
Universal Display Corp.	4,094	598,543

		5,978,606

Software (3.3%)
Altair Engineering, Inc., Class A*	5,582	609,052
Appfolio, Inc., Class A*	2,140	527,981
Aspen Technology, Inc.*	2,502	624,574
BILL Holdings, Inc.*	8,819	747,057
Blackbaud, Inc.*	3,768	278,531
Commvault Systems, Inc.*	4,066	613,600
DocuSign, Inc.*	18,850	1,695,369
Dolby Laboratories, Inc., Class A	5,411	422,599
Dropbox, Inc., Class A*	20,755	623,480
Dynatrace, Inc.*	27,850	1,513,648

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Manhattan Associates, Inc.*	5,643	$1,524,964
Qualys, Inc.*	3,360	471,139
Teradata Corp.*	8,917	277,765

		9,929,759

Technology Hardware, Storage & Peripherals (0.6%)
Pure Storage, Inc., Class A*	28,955	1,778,706

Total Information Technology		28,794,201

Materials (5.7%)
Chemicals (1.8%)
Arcadium Lithium plc*	101,122	518,756
Ashland, Inc.	4,443	317,497
Avient Corp.	8,533	348,658
Axalta Coating Systems Ltd.*	20,539	702,845
Cabot Corp.	5,130	468,420
Chemours Co. (The)	13,940	235,586
NewMarket Corp.	705	372,487
Olin Corp.	10,980	371,124
RPM International, Inc.	11,959	1,471,674
Scotts Miracle-Gro Co. (The)	3,914	259,655
Westlake Corp.	3,138	359,772

		5,426,474

Construction Materials (0.4%)
Eagle Materials, Inc.	3,116	768,904
Knife River Corp.*	5,300	538,692

		1,307,596

Containers & Packaging (1.4%)
AptarGroup, Inc.	6,153	966,636
Berry Global Group, Inc.	10,725	693,586
Crown Holdings, Inc.	11,011	910,499
Graphic Packaging Holding Co.	28,493	773,870
Greif, Inc., Class A	2,402	146,810
Silgan Holdings, Inc.	7,614	396,309
Sonoco Products Co.	9,160	447,466

		4,335,176

Metals & Mining (1.9%)
Alcoa Corp.	24,305	918,243
Carpenter Technology Corp.	4,561	774,047
Cleveland-Cliffs, Inc.*	47,026	442,045
Commercial Metals Co.	10,694	530,423
Reliance, Inc.	5,004	1,347,377
Royal Gold, Inc.	6,211	818,920
United States Steel Corp.	20,985	713,280

		5,544,335

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	5,833	604,007

Total Materials		17,217,588

Real Estate (6.2%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	20,366	1,109,540

Health Care REITs (0.6%)
Healthcare Realty Trust, Inc. (REIT), Class A	34,525	585,199
Omega Healthcare Investors, Inc. (REIT)	24,824	939,588
Sabra Health Care REIT, Inc. (REIT)	22,474	389,250

		1,914,037

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	19,626	276,138

Industrial REITs (0.9%)
EastGroup Properties, Inc. (REIT)	4,449	714,020
First Industrial Realty Trust, Inc. (REIT)	12,348	619,005
Rexford Industrial Realty, Inc. (REIT)	20,220	781,705
STAG Industrial, Inc. (REIT)	16,845	569,698

		2,684,428

Office REITs (0.6%)
COPT Defense Properties (REIT)	10,263	317,640
Cousins Properties, Inc. (REIT)	15,163	464,594
Kilroy Realty Corp. (REIT)	9,978	403,610
Vornado Realty Trust (REIT)	15,579	654,941

		1,840,785

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	4,456	1,127,992

Residential REITs (0.9%)
American Homes 4 Rent (REIT), Class A	29,542	1,105,462
Equity LifeStyle Properties, Inc. (REIT)	17,486	1,164,567
Independence Realty Trust, Inc. (REIT)	21,237	421,342

		2,691,371

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	9,163	645,533
Brixmor Property Group, Inc. (REIT)	28,746	800,289
Kite Realty Group Trust (REIT)	20,830	525,749
NNN REIT, Inc. (REIT)	17,322	707,604

		2,679,175

Specialized REITs (1.4%)
CubeSmart (REIT)	21,024	900,878
EPR Properties (REIT)	6,752	298,979
Gaming and Leisure Properties, Inc. (REIT)	25,758	1,240,505
Lamar Advertising Co. (REIT), Class A	8,298	1,010,199
National Storage Affiliates Trust (REIT)	6,606	250,433
PotlatchDeltic Corp. (REIT)	6,551	257,127
Rayonier, Inc. (REIT)	12,339	322,048

		4,280,169

Total Real Estate		18,603,635

Utilities (2.4%)
Electric Utilities (0.9%)
ALLETE, Inc.	5,314	344,347
IDACORP, Inc.	4,817	526,402
OGE Energy Corp.	19,366	798,847
Portland General Electric Co.	9,598	418,665
TXNM Energy, Inc.	8,536	419,715

		2,507,976

Gas Utilities (0.9%)
National Fuel Gas Co.	8,695	527,613
New Jersey Resources Corp.	9,359	436,597
ONE Gas, Inc.	5,329	369,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Southwest Gas Holdings, Inc.	5,680	$401,633
Spire, Inc.	5,191	352,106
UGI Corp.	19,949	563,160

		2,650,142

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	5,299	358,848

Multi-Utilities (0.2%)
Black Hills Corp.	6,563	384,067
Northwestern Energy Group, Inc.	5,615	300,178

		684,245

Water Utilities (0.3%)
Essential Utilities, Inc.	23,858	866,523

Total Utilities		7,067,734

Total Common Stocks (90.1%) (Cost $174,766,732)		270,798,651

SHORT-TERM INVESTMENTS:
Investment Companies (6.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	695,130	695,130
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	17,745,964	17,753,063

Total Investment Companies		18,448,193

Total Short-Term Investments (6.1%) (Cost $18,445,245)		18,448,193

Total Investments in Securities (96.2%) (Cost $193,211,977)		289,246,844
Other Assets Less Liabilities (3.8%)		11,379,981

Net Assets (100%)		$300,626,825

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $2,742,248. This was collateralized by $2,141,154 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 1/31/25 – 11/15/53 and by cash of $695,130 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	8,041	349,683	26,217	(124,306)	14,351	113,349	379,294	8,590	—

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	93	3/2025	USD	29,264,310	(1,572,978)
S&P Midcap 400 Micro E-Mini Index	18	3/2025	USD	566,406	(26,218)

					(1,599,196)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,803,638	$—	$—	$3,803,638
Consumer Discretionary	38,626,166	—	—	38,626,166
Consumer Staples	12,174,322	—	—	12,174,322
Energy	12,467,656	—	—	12,467,656
Financials	48,703,564	—	—	48,703,564
Health Care	25,387,955	—	—	25,387,955
Industrials	57,952,192	—	—	57,952,192
Information Technology	28,794,201	—	—	28,794,201
Materials	17,217,588	—	—	17,217,588
Real Estate	18,603,635	—	—	18,603,635
Utilities	7,067,734	—	—	7,067,734
Short-Term Investments
Investment Companies	18,448,193	—	—	18,448,193

Total Assets	$289,246,844	$—	$—	$289,246,844

Liabilities:
Futures	$(1,599,196)	$—	$—	$(1,599,196)

Total Liabilities	$(1,599,196)	$—	$—	$(1,599,196)

Total	$287,647,648	$—	$—	$287,647,648

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(1,599,196	)*

Total		$(1,599,196)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,203,441	$5,203,441

Total	$5,203,441	$5,203,441

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(3,165,943)	$(3,165,943)

Total	$(3,165,943)	$(3,165,943)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$29,099,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$55,000,955
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$86,869,956

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 17%)*	Net Proceeds of Sales and Redemptions (affiliated 18%)*	Net Realized Gain (Loss)
$9,553,531	$15,429,784	$4,538,465

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,457,180
Aggregate gross unrealized depreciation	(14,673,165)

Net unrealized appreciation	$95,784,015

Federal income tax cost of investments in securities and derivative instruments, if applicable	$191,863,633

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $273,716)	$379,294
Unaffiliated Issuers (Cost $192,938,261)	288,867,550
Cash	10,199,976
Cash held as collateral at broker for futures	1,814,960
Dividends, interest and other receivables	382,193
Due from broker for futures variation margin	64,466
Securities lending income receivable	632
Other assets	1,328

Total assets	301,710,399

LIABILITIES
Payable for return of collateral on securities loaned	695,130
Payable for Portfolio shares repurchased	194,498
Investment management fees payable	80,665
Administrative fees payable	33,017
Accrued expenses	80,264

Total liabilities	1,083,574

Commitments and contingent liabilities^
NET ASSETS	$300,626,825

Net assets were comprised of:
Paid in capital	$217,800,513
Total distributable earnings (loss)	82,826,312

Net assets	$300,626,825

Class K
Net asset value, offering and redemption price per share, $300,626,825 / 36,891,114 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.15

(x)	Includes value of securities on loan of $2,742,248.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($8,590 of dividend income received from affiliates) (net of $1,666 foreign withholding tax)	$4,914,620
Interest	635,405
Securities lending (net)	13,738

Total income	5,563,763

EXPENSES
Investment management fees	1,374,569
Administrative fees	383,872
Custodian fees	109,100
Professional fees	64,669
Printing and mailing expenses	36,009
Trustees’ fees	9,986
Miscellaneous	18,006

Gross expenses	1,996,211
Less: Waiver from investment manager	(163,347)

Net expenses	1,832,864

NET INVESTMENT INCOME (LOSS)	3,730,899

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($14,351 realized gain (loss) from affiliates)	22,380,903
Futures contracts	5,203,441

Net realized gain (loss)	27,584,344

Change in unrealized appreciation (depreciation) on:
Investments in securities ($113,349 of change in unrealized appreciation (depreciation) from affiliates)	9,876,567
Futures contracts	(3,165,943)

Net change in unrealized appreciation (depreciation)	6,710,624

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,294,968

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,025,867

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,730,899	$3,737,738
Net realized gain (loss)	27,584,344	11,671,164
Net change in unrealized appreciation (depreciation)	6,710,624	26,886,824

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,025,867	42,295,726

Distributions to shareholders:
Class K	(30,880,470)	(9,601,760)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 1,343,570 and 50,971 shares, respectively ]	11,283,965	377,457
Capital shares issued in reinvestment of dividends and distributions [ 3,588,994 and 1,228,684 shares, respectively ]	30,880,470	9,601,760
Capital shares repurchased [ (5,691,308) and (3,824,308) shares, respectively ]	(48,386,341)	(28,631,639)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,221,906)	(18,652,422)

TOTAL INCREASE (DECREASE) IN NET ASSETS	923,491	14,041,544
NET ASSETS:
Beginning of year	299,703,334	285,661,790

End of year	$300,626,825	$299,703,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.96	$7.11	$8.81	$8.12	$7.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.10	0.07	0.05	0.06
Net realized and unrealized gain (loss)	0.98	1.01	(1.48)	1.85	0.96

Total from investment operations	1.08	1.11	(1.41)	1.90	1.02

Less distributions:
Dividends from net investment income	(0.11)	(0.11)	(0.08)	(0.06)	(0.06)
Distributions from net realized gains	(0.78)	(0.15)	(0.21)	(1.15)	(0.79)

Total dividends and distributions	(0.89)	(0.26)	(0.29)	(1.21)	(0.85)

Net asset value, end of year	$8.15	$7.96	$7.11	$8.81	$8.12

Total return	13.21%	15.70%	(16.00)%	23.86%	13.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$300,627	$299,703	$285,662	$313,922	$296,877
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers (f)	0.65%	0.64%	0.64%	0.62%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.22%	1.30%	0.96%	0.56%	0.88%
Before waivers (f)	1.17%	1.26%	0.92%	0.53%	0.84%
Portfolio turnover rate^	20%	19%	20%	17%	23%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	3,994	$122,496
AST SpaceMobile, Inc., Class A (x)*	46,590	983,049
ATN International, Inc.	5,389	90,589
Bandwidth, Inc., Class A*	7,225	122,969
Cogent Communications Holdings, Inc.	15,221	1,173,082
Globalstar, Inc. (x)*	259,223	536,592
IDT Corp., Class B	5,663	269,106
Liberty Latin America Ltd., Class A*	12,552	79,831
Liberty Latin America Ltd., Class C*	44,797	284,013
Lumen Technologies, Inc.*	350,292	1,860,051
Shenandoah Telecommunications Co.	17,194	216,816

		5,738,594

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A*	115,158	458,329
Atlanta Braves Holdings, Inc., Class A*	3,542	144,513
Atlanta Braves Holdings, Inc., Class C*	17,637	674,792
Cinemark Holdings, Inc.*	38,100	1,180,338
Eventbrite, Inc., Class A*	27,762	93,280
Golden Matrix Group, Inc. (x)*	7,275	14,405
IMAX Corp.*	16,474	421,734
Lions Gate Entertainment Corp., Class A*	22,768	194,439
Lions Gate Entertainment Corp., Class B*	43,950	331,822
LiveOne, Inc. (x)*	17,172	25,243
Madison Square Garden Entertainment Corp., Class A*	13,553	482,487
Marcus Corp. (The)	5,703	122,614
Playstudios, Inc.*	25,594	47,605
Reservoir Media, Inc.*	7,941	71,866
Sphere Entertainment Co.*	9,705	391,306
Vivid Seats, Inc., Class A*	30,003	138,914

		4,793,687

Interactive Media & Services (0.5%)
Bumble, Inc., Class A*	33,437	272,177
Cargurus, Inc., Class A*	29,601	1,081,621
Cars.com, Inc.*	22,058	382,265
EverQuote, Inc., Class A*	8,151	162,938
fuboTV, Inc. (x)*	109,895	138,468
Getty Images Holdings, Inc. (x)*	33,072	71,435
Grindr, Inc.*	6,104	108,895
MediaAlpha, Inc., Class A*	10,224	115,429
Nextdoor Holdings, Inc.*	60,980	144,523
Outbrain, Inc.*	10,844	77,860
QuinStreet, Inc.*	19,282	444,836
Shutterstock, Inc.	8,359	253,696
System1, Inc. (x)*	6,185	5,556
TrueCar, Inc.*	31,319	116,820
Vimeo, Inc.*	52,377	335,213
Webtoon Entertainment, Inc. (x)*	3,788	51,441
Yelp, Inc., Class A*	22,099	855,231
Ziff Davis, Inc.*	15,352	834,228
ZipRecruiter, Inc., Class A*	23,731	171,812

		5,624,444

Media (0.7%)
Advantage Solutions, Inc.*	43,731	127,694
AMC Networks, Inc., Class A*	10,494	103,891
Boston Omaha Corp., Class A*	9,094	128,953
Cable One, Inc. (x)	1,978	716,273
Cardlytics, Inc. (x)*	16,109	59,764
Clear Channel Outdoor Holdings, Inc.*	122,972	168,472
EchoStar Corp., Class A (x)*	42,722	978,334
Emerald Holding, Inc.	8,778	42,310
Entravision Communications Corp., Class A	25,751	60,515
EW Scripps Co. (The), Class A*	14,874	32,872
Gambling.com Group Ltd.*	7,172	100,982
Gannett Co., Inc.*	48,899	247,429
Gray Television, Inc.	30,415	95,807
Ibotta, Inc., Class A*	4,633	301,516
iHeartMedia, Inc., Class A*	25,642	50,771
Innovid Corp.*	30,278	93,559
Integral Ad Science Holding Corp.*	24,839	259,319
John Wiley & Sons, Inc., Class A	13,346	583,354
Magnite, Inc.*	44,173	703,234
National CineMedia, Inc.*	22,295	148,039
PubMatic, Inc., Class A*	15,074	221,437
Scholastic Corp.	8,516	181,646
Sinclair, Inc.	11,983	193,406
Stagwell, Inc., Class A*	29,479	193,972
TechTarget, Inc.*	6,959	137,927
TEGNA, Inc.	56,905	1,040,792
Thryv Holdings, Inc.*	12,452	184,290
Townsquare Media, Inc., Class A	3,536	32,142
WideOpenWest, Inc.*	18,748	92,990

		7,281,690

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	22,915	185,382
Spok Holdings, Inc.	4,431	71,118
Telephone and Data Systems, Inc.	33,974	1,158,853

		1,415,353

Total Communication Services		24,853,768

Consumer Discretionary (8.8%)
Automobile Components (1.0%)
Adient plc*	30,546	526,308
American Axle & Manufacturing Holdings, Inc.*	41,656	242,854
Cooper-Standard Holdings, Inc.*	5,284	71,651
Dana, Inc.	46,654	539,320
Dorman Products, Inc.*	8,949	1,159,343
Fox Factory Holding Corp.*	14,535	439,974
Gentherm, Inc.*	10,615	423,804
Goodyear Tire & Rubber Co. (The)*	98,234	884,106
Holley, Inc.*	20,717	62,565
LCI Industries	8,686	898,046
Luminar Technologies, Inc., Class A (x)*	8,033	43,218
Modine Manufacturing Co.*	17,706	2,052,657
Patrick Industries, Inc.	11,175	928,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Phinia, Inc.	15,035	$724,236
Solid Power, Inc. (x)*	50,748	95,914
Standard Motor Products, Inc.	7,603	235,541
Stoneridge, Inc.*	9,681	60,700
Visteon Corp.*	9,360	830,419
XPEL, Inc. (m)*	8,508	339,809

		10,558,884

Automobiles (0.0%)†
Canoo, Inc. (x)*	755	1,065
Livewire Group, Inc. (x)*	5,691	27,374
Winnebago Industries, Inc.	10,050	480,189

		508,628

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	6,282	22,238
Groupon, Inc. (x)*	9,332	113,384
Qurate Retail, Inc., Class B*	902	2,607
Savers Value Village, Inc. (x)*	9,257	94,884

		233,113

Distributors (0.0%)†
A-Mark Precious Metals, Inc. (x)	4,338	118,861
GigaCloud Technology, Inc., Class A (x)*	5,805	107,509
Weyco Group, Inc.	1,672	62,783

		289,153

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	12,794	1,162,335
American Public Education, Inc.*	4,074	87,876
Carriage Services, Inc., Class A	4,657	185,581
Chegg, Inc.*	40,180	64,690
Coursera, Inc.*	47,512	403,852
European Wax Center, Inc., Class A*	13,038	86,963
Frontdoor, Inc.*	27,032	1,477,839
Graham Holdings Co., Class B	1,105	963,472
KinderCare Learning Cos., Inc.*	6,597	117,427
Laureate Education, Inc.*	46,034	841,962
Lincoln Educational Services Corp.*	9,294	147,031
Mister Car Wash, Inc. (x)*	32,870	239,622
Nerdy, Inc. (x)*	18,727	30,338
OneSpaWorld Holdings Ltd.	35,279	702,052
Perdoceo Education Corp.	21,619	572,255
Strategic Education, Inc.	7,618	711,674
Stride, Inc.*	14,934	1,552,091
Udemy, Inc.*	31,978	263,179
Universal Technical Institute, Inc.*	13,541	348,139

		9,958,378

Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc., Class A*	18,871	201,542
Bally’s Corp.*	5,869	104,996
Biglari Holdings, Inc., Class B*	281	71,456
BJ’s Restaurants, Inc.*	7,274	255,572
Bloomin’ Brands, Inc.	27,156	331,575
Brinker International, Inc.*	15,490	2,049,172
Cheesecake Factory, Inc. (The) (x)	16,642	789,497
Cracker Barrel Old Country Store, Inc.	7,679	405,912
Dave & Buster’s Entertainment, Inc. (x)*	11,178	326,286
Denny’s Corp.*	17,963	108,676
Despegar.com Corp. (x)*	21,707	417,860
Dine Brands Global, Inc. (x)	3,783	113,868
El Pollo Loco Holdings, Inc.*	8,790	101,437
Empire Resorts, Inc. (r)*	2,655	—
Everi Holdings, Inc.*	28,863	389,939
First Watch Restaurant Group, Inc.*	9,524	177,242
Full House Resorts, Inc.*	8,508	34,713
Global Business Travel Group I*	44,132	409,545
Golden Entertainment, Inc.	6,868	217,029
Hilton Grand Vacations, Inc.*	25,485	992,641
Inspired Entertainment, Inc.*	5,966	53,992
International Game Technology plc	39,788	702,656
Jack in the Box, Inc. (x)	6,846	285,067
Krispy Kreme, Inc.	31,352	311,325
Kura Sushi USA, Inc., Class A (x)*	2,040	184,783
Life Time Group Holdings, Inc.*	20,592	455,495
Lindblad Expeditions Holdings, Inc.*	11,056	131,124
Monarch Casino & Resort, Inc.	4,768	376,195
Nathan’s Famous, Inc.	740	58,171
ONE Group Hospitality, Inc. (The)*	4,880	14,152
Papa John’s International, Inc.	11,692	480,190
PlayAGS, Inc.*	11,273	129,978
Portillo’s, Inc., Class A (x)*	13,079	122,943
Potbelly Corp.*	6,626	62,417
RCI Hospitality Holdings, Inc.	2,026	116,434
Red Rock Resorts, Inc., Class A	17,238	797,085
Rush Street Interactive, Inc.*	24,983	342,767
Sabre Corp.*	132,442	483,413
Shake Shack, Inc., Class A*	13,133	1,704,663
Six Flags Entertainment Corp.	32,299	1,556,489
Super Group SGHC Ltd.	49,812	310,329
Sweetgreen, Inc., Class A*	34,971	1,121,170
Target Hospitality Corp.*	11,216	108,403
United Parks & Resorts, Inc.*	12,093	679,506
Vacasa, Inc., Class A (x)*	2,300	11,270
Xponential Fitness, Inc., Class A (x)*	5,814	78,198

		18,177,173

Household Durables (1.8%)
Beazer Homes USA, Inc.*	10,423	286,216
Cavco Industries, Inc.*	2,892	1,290,497
Century Communities, Inc.	9,971	731,473
Champion Homes, Inc.*	18,794	1,655,751
Cricut, Inc., Class A (x)	18,753	106,892
Dream Finders Homes, Inc., Class A (x)*	9,855	229,326
Ethan Allen Interiors, Inc.	8,061	226,595
Flexsteel Industries, Inc.	1,149	62,437
GoPro, Inc., Class A*	31,675	34,526
Green Brick Partners, Inc.*	10,866	613,820
Hamilton Beach Brands Holding Co., Class A	2,136	35,949
Helen of Troy Ltd.*	8,160	488,213
Hooker Furnishings Corp.	2,745	38,457
Hovnanian Enterprises, Inc., Class A*	1,763	235,925
Installed Building Products, Inc.	8,402	1,472,450
iRobot Corp. (x)*	7,456	57,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
KB Home	22,692	$1,491,318
Landsea Homes Corp.*	6,835	58,029
La-Z-Boy, Inc.	15,069	656,556
Legacy Housing Corp.*	4,244	104,742
LGI Homes, Inc.*	7,419	663,259
Lifetime Brands, Inc.	3,139	18,551
Lovesac Co. (The)*	3,573	84,537
M/I Homes, Inc.*	9,241	1,228,591
Meritage Homes Corp.	12,584	1,935,671
Purple Innovation, Inc., Class A*	13,339	10,404
Sonos, Inc.*	43,272	650,811
Taylor Morrison Home Corp., Class A*	35,351	2,163,835
Traeger, Inc.*	14,075	33,639
Tri Pointe Homes, Inc.*	32,238	1,168,950
United Homes Group, Inc.*	1,537	6,502
Worthington Enterprises, Inc.	10,910	437,600

		18,279,306

Leisure Products (0.4%)
Acushnet Holdings Corp. (x)	9,812	697,437
AMMO, Inc.*	47,464	52,210
Clarus Corp.	8,706	39,264
Escalade, Inc.	2,626	37,499
Funko, Inc., Class A*	8,048	107,763
JAKKS Pacific, Inc.*	2,987	84,084
Johnson Outdoors, Inc., Class A	1,968	64,944
Latham Group, Inc.*	15,199	105,785
Malibu Boats, Inc., Class A*	6,998	263,055
Marine Products Corp.	3,930	36,038
MasterCraft Boat Holdings, Inc.*	5,647	107,688
Peloton Interactive, Inc., Class A (x)*	122,023	1,061,600
Revelyst, Inc.*	14,591	280,585
Smith & Wesson Brands, Inc.	11,059	111,751
Solo Brands, Inc., Class A (x)*	5,482	6,250
Sturm Ruger & Co., Inc.	5,381	190,326
Topgolf Callaway Brands Corp. (x)*	51,721	406,527

		3,652,806

Specialty Retail (2.2%)
1-800-Flowers.com, Inc., Class A*	9,522	77,795
Abercrombie & Fitch Co., Class A*	17,293	2,584,785
Academy Sports & Outdoors, Inc.	24,193	1,391,823
American Eagle Outfitters, Inc.	61,770	1,029,706
America’s Car-Mart, Inc.*	2,271	116,389
Arhaus, Inc., Class A	12,589	118,337
Arko Corp.	24,989	164,677
Asbury Automotive Group, Inc.*	6,910	1,679,337
BARK, Inc. (x)*	45,194	83,157
Beyond, Inc.*	11,944	58,884
Boot Barn Holdings, Inc.*	10,278	1,560,406
Buckle, Inc. (The)	11,038	560,841
Build-A-Bear Workshop, Inc.	3,094	142,448
Caleres, Inc.	11,505	266,456
Camping World Holdings, Inc., Class A	19,522	411,524
Citi Trends, Inc.*	3,205	84,131
Designer Brands, Inc., Class A	14,952	79,844
Destination XL Group, Inc.*	17,053	45,873
EVgo, Inc., Class A*	24,928	100,958
Foot Locker, Inc.*	28,662	623,685
Genesco, Inc.*	3,422	146,290
Group 1 Automotive, Inc.	4,603	1,940,072
GrowGeneration Corp.*	14,317	24,196
Haverty Furniture Cos., Inc.	4,815	107,182
J Jill, Inc.	2,939	81,175
Lands’ End, Inc.*	5,867	77,092
Leslie’s, Inc.*	43,579	97,181
MarineMax, Inc.*	7,636	221,062
Monro, Inc.	10,388	257,622
National Vision Holdings, Inc.*	27,335	284,831
ODP Corp. (The)*	11,656	265,057
OneWater Marine, Inc., Class A (x)*	4,706	81,790
Petco Health & Wellness Co., Inc., Class A*	21,500	81,915
RealReal, Inc. (The) (x)*	34,045	372,112
Revolve Group, Inc., Class A*	14,036	470,066
RumbleON, Inc., Class B (x)*	4,153	22,551
Sally Beauty Holdings, Inc.*	38,098	398,124
Shoe Carnival, Inc.	6,157	203,674
Signet Jewelers Ltd.	14,788	1,193,539
Sleep Number Corp.*	5,455	83,134
Sonic Automotive, Inc., Class A	5,382	340,950
Stitch Fix, Inc., Class A*	25,532	110,043
ThredUp, Inc., Class A*	21,933	30,487
Tile Shop Holdings, Inc.*	8,174	56,646
Tilly’s, Inc., Class A*	3,775	16,044
Torrid Holdings, Inc. (x)*	8,619	45,077
Upbound Group, Inc.	18,821	549,009
Urban Outfitters, Inc.*	22,248	1,220,970
Victoria’s Secret & Co.*	27,548	1,141,038
Warby Parker, Inc., Class A*	31,586	764,697
Winmark Corp.	1,015	398,966
Zumiez, Inc.*	3,798	72,808

		22,336,456

Textiles, Apparel & Luxury Goods (0.6%)
Figs, Inc., Class A*	47,080	291,425
G-III Apparel Group Ltd.*	14,562	475,013
Hanesbrands, Inc.*	119,923	976,173
Kontoor Brands, Inc.	19,352	1,652,854
Movado Group, Inc.	4,909	96,609
Oxford Industries, Inc.	5,290	416,746
Rocky Brands, Inc.	1,874	42,727
Steven Madden Ltd.	24,989	1,062,532
Superior Group of Cos., Inc.	4,482	74,088
Vera Bradley, Inc.*	12,260	48,182
Wolverine World Wide, Inc.	27,451	609,412

		5,745,761

Total Consumer Discretionary		89,739,658

Consumer Staples (2.5%)
Beverages (0.2%)
MGP Ingredients, Inc. (x)	4,992	196,535
National Beverage Corp.	8,126	346,736
Primo Brands Corp.	54,717	1,683,642
Vita Coco Co., Inc. (The)*	12,993	479,572

		2,706,485

Consumer Staples Distribution & Retail (0.8%)
Andersons, Inc. (The)	11,493	465,696
Chefs’ Warehouse, Inc. (The)*	12,164	599,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Guardian Pharmacy Services, Inc., Class A*	1,791	$36,286
HF Foods Group, Inc.*	10,284	33,012
Ingles Markets, Inc., Class A	5,028	324,004
Natural Grocers by Vitamin Cottage, Inc.	2,364	93,898
PriceSmart, Inc.	8,753	806,764
SpartanNash Co.	12,428	227,681
Sprouts Farmers Market, Inc.*	34,904	4,435,251
United Natural Foods, Inc.*	21,376	583,779
Village Super Market, Inc., Class A	2,365	75,420
Weis Markets, Inc.	5,651	382,686

		8,064,405

Food Products (0.9%)
Alico, Inc.	2,249	58,317
B&G Foods, Inc.	26,605	183,308
Beyond Meat, Inc. (x)*	22,134	83,224
BRC, Inc., Class A (x)*	21,888	69,385
Calavo Growers, Inc.	4,627	117,988
Cal-Maine Foods, Inc.	14,106	1,451,790
Dole plc	26,626	360,516
Forafric Global plc (x)*	1,534	15,723
Fresh Del Monte Produce, Inc.	12,066	400,712
Hain Celestial Group, Inc. (The)*	31,138	191,499
J & J Snack Foods Corp.	5,355	830,721
John B Sanfilippo & Son, Inc.	3,094	269,518
Lancaster Colony Corp.	6,749	1,168,522
Lifeway Foods, Inc.*	3,112	77,178
Limoneira Co.	5,301	129,662
Mama’s Creations, Inc.*	8,281	65,917
Mission Produce, Inc.*	12,896	185,316
Seneca Foods Corp., Class A*	1,692	134,108
Simply Good Foods Co. (The)*	31,452	1,225,999
SunOpta, Inc.*	32,534	250,512
TreeHouse Foods, Inc.*	16,621	583,896
Utz Brands, Inc. (x)	23,637	370,155
Vital Farms, Inc.*	12,254	461,853
Westrock Coffee Co. (x)*	11,792	75,705
WK Kellogg Co. (x)	22,950	412,870

		9,174,394

Household Products (0.3%)
Central Garden & Pet Co. (x)*	3,752	145,577
Central Garden & Pet Co., Class A*	17,356	573,616
Energizer Holdings, Inc.	24,883	868,168
Oil-Dri Corp. of America	1,706	149,514
WD-40 Co.	4,706	1,142,052

		2,878,927

Personal Care Products (0.2%)
Beauty Health Co. (The)*	37,994	60,410
Edgewell Personal Care Co.	16,961	569,890
Herbalife Ltd. (x)*	34,529	230,999
Honest Co., Inc. (The)*	28,411	196,888
Interparfums, Inc.	6,223	818,387
Medifast, Inc.*	2,942	51,838
Nature’s Sunshine Products, Inc.*	4,788	70,192
Nu Skin Enterprises, Inc., Class A	12,133	83,596
Olaplex Holdings, Inc.*	35,481	61,382
USANA Health Sciences, Inc.*	3,745	134,408
Veru, Inc. (x)*	32,888	21,394
Waldencast plc, Class A (x)*	9,449	37,985

		2,337,369

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	7,055	35,487
Turning Point Brands, Inc.	5,852	351,705
Universal Corp.	8,600	471,624

		858,816

Total Consumer Staples		26,020,396

Energy (4.6%)
Energy Equipment & Services (1.8%)
Archrock, Inc.	57,334	1,427,043
Atlas Energy Solutions, Inc. (x)	23,947	531,144
Borr Drilling Ltd.	81,540	318,006
Bristow Group, Inc., Class A*	8,075	276,972
Cactus, Inc., Class A	23,156	1,351,384
ChampionX Corp.	64,944	1,765,827
Core Laboratories, Inc.	17,003	294,322
DMC Global, Inc.*	6,142	45,144
Drilling Tools International Corp.*	1,919	6,275
Expro Group Holdings NV*	32,609	406,634
Forum Energy Technologies, Inc.*	3,579	55,439
Geospace Technologies Corp.*	3,136	31,423
Helix Energy Solutions Group, Inc.*	50,840	473,829
Helmerich & Payne, Inc.	33,598	1,075,808
Innovex International, Inc.*	10,698	149,451
Kodiak Gas Services, Inc.	9,847	402,053
Liberty Energy, Inc., Class A	55,120	1,096,337
Mammoth Energy Services, Inc.*	6,257	18,771
Nabors Industries Ltd.*	2,264	129,433
Natural Gas Services Group, Inc.*	3,331	89,271
Noble Corp. plc (x)	48,358	1,518,441
NPK International, Inc.*	28,308	217,122
Oceaneering International, Inc.*	34,849	908,862
Oil States International, Inc.*	14,972	75,758
Patterson-UTI Energy, Inc.	137,881	1,138,897
ProFrac Holding Corp., Class A (x)*	10,399	80,696
ProPetro Holding Corp.*	32,699	305,082
Ranger Energy Services, Inc., Class A	5,719	88,530
RPC, Inc.	29,288	173,971
SEACOR Marine Holdings, Inc.*	9,184	60,247
Seadrill Ltd.*	23,504	915,011
Select Water Solutions, Inc., Class A	31,480	416,795
Solaris Energy Infrastructure, Inc., Class A	8,587	247,134
TETRA Technologies, Inc.*	34,791	124,552
Tidewater, Inc.*	17,073	934,064
Transocean Ltd.*	256,892	963,345
Valaris Ltd.*	21,704	960,185

		19,073,258

Oil, Gas & Consumable Fuels (2.8%)
Aemetis, Inc. (x)*	9,323	25,079
Amplify Energy Corp.*	9,878	59,268
Ardmore Shipping Corp.	10,139	123,189
Berry Corp.	25,581	105,650
BKV Corp.*	3,423	81,399
California Resources Corp.	23,479	1,218,325
Centrus Energy Corp., Class A (x)*	4,650	309,737

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Clean Energy Fuels Corp.*	44,330	$111,268
CNX Resources Corp.*	51,426	1,885,791
Comstock Resources, Inc.*	34,101	621,320
CONSOL Energy, Inc.	10,341	1,103,178
Crescent Energy Co., Class A	55,038	804,105
CVR Energy, Inc. (x)	12,041	225,648
Delek US Holdings, Inc.	21,528	398,268
DHT Holdings, Inc.	47,025	436,862
Diversified Energy Co. plc (m)(x)	16,390	275,352
Dorian LPG Ltd.	12,566	306,233
Empire Petroleum Corp.*	3,717	28,249
Encore Energy Corp.*	59,146	201,688
Energy Fuels, Inc. (x)*	65,197	334,461
Evolution Petroleum Corp.	10,655	55,726
Excelerate Energy, Inc., Class A	6,232	188,518
FLEX LNG Ltd.	10,596	243,072
FutureFuel Corp.	12,291	65,019
Golar LNG Ltd.	34,251	1,449,502
Granite Ridge Resources, Inc.	19,269	124,478
Green Plains, Inc.*	21,538	204,180
Gulfport Energy Corp.*	4,563	840,505
Hallador Energy Co.*	6,603	75,604
HighPeak Energy, Inc. (x)	3,667	53,905
International Seaways, Inc.	13,927	500,536
Kinetik Holdings, Inc., Class A	13,413	760,651
Kosmos Energy Ltd.*	161,265	551,526
Magnolia Oil & Gas Corp., Class A	60,205	1,407,593
Murphy Oil Corp.	50,719	1,534,757
NACCO Industries, Inc., Class A	1,173	34,979
NextDecade Corp. (x)*	40,738	314,090
Nordic American Tankers Ltd.	48,631	121,578
Northern Oil & Gas, Inc.	34,894	1,296,661
Par Pacific Holdings, Inc.*	19,400	317,966
PBF Energy, Inc., Class A	35,628	945,923
Peabody Energy Corp.	44,580	933,505
PrimeEnergy Resources Corp.*	245	53,800
REX American Resources Corp.*	5,639	235,090
Riley Exploration Permian, Inc.	4,435	141,565
Ring Energy, Inc. (x)*	50,797	69,084
Sable Offshore Corp. (x)*	17,944	410,918
SandRidge Energy, Inc.	10,335	121,023
Scorpio Tankers, Inc.	15,626	776,456
SFL Corp. Ltd.	43,374	443,282
Sitio Royalties Corp., Class A	27,976	536,580
SM Energy Co.	40,211	1,558,578
Talos Energy, Inc.*	51,104	496,220
Teekay Corp. Ltd.	13,608	94,304
Teekay Tankers Ltd., Class A	8,525	339,210
Uranium Energy Corp.*	139,303	931,937
Ur-Energy, Inc.*	83,413	95,925
VAALCO Energy, Inc.	27,616	120,682
Verde Clean Fuels, Inc. (x)*	1,072	4,358
Vital Energy, Inc.*	10,689	330,504
Vitesse Energy, Inc. (x)	8,566	214,150
W&T Offshore, Inc. (x)	41,096	68,219
World Kinect Corp.	20,925	575,647

		28,292,876

Total Energy		47,366,134

Financials (16.8%)
Banks (9.2%)
1st Source Corp.	6,208	362,423
ACNB Corp.	2,522	100,451
Amalgamated Financial Corp.	6,739	225,554
Amerant Bancorp, Inc., Class A	11,287	252,942
Ameris Bancorp	23,128	1,447,119
Ames National Corp.	2,682	44,065
Arrow Financial Corp.	5,057	145,186
Associated Banc-Corp.	55,725	1,331,827
Atlantic Union Bankshares Corp.	31,455	1,191,515
Axos Financial, Inc.*	19,213	1,342,028
Banc of California, Inc.	49,103	759,132
BancFirst Corp.	7,091	830,923
Bancorp, Inc. (The)*	16,360	861,027
Bank First Corp.	3,454	342,257
Bank of Hawaii Corp.	13,488	960,885
Bank of Marin Bancorp	5,096	121,132
Bank of NT Butterfield & Son Ltd. (The)	15,590	569,815
Bank7 Corp.	1,627	75,916
BankUnited, Inc.	26,423	1,008,566
Bankwell Financial Group, Inc.	1,973	61,459
Banner Corp.	12,189	813,860
Bar Harbor Bankshares	4,722	144,399
BayCom Corp.	3,183	85,432
BCB Bancorp, Inc.	4,607	54,547
Berkshire Hills Bancorp, Inc.	14,546	413,543
Blue Foundry Bancorp*	6,754	66,257
Bridgewater Bancshares, Inc.*	6,921	93,503
Brookline Bancorp, Inc.	30,736	362,685
Burke & Herbert Financial Services Corp.	4,493	280,183
Business First Bancshares, Inc.	8,530	219,221
Byline Bancorp, Inc.	12,256	355,424
Cadence Bank	60,868	2,096,903
California Bancorp*	6,327	104,649
Camden National Corp.	5,177	221,265
Capital Bancorp, Inc.	3,063	87,295
Capital City Bank Group, Inc.	4,264	156,276
Capitol Federal Financial, Inc.	42,509	251,228
Carter Bankshares, Inc.*	7,350	129,287
Cathay General Bancorp	23,702	1,128,452
Central Pacific Financial Corp.	8,787	255,262
Chemung Financial Corp.	1,084	52,910
ChoiceOne Financial Services, Inc.	2,271	80,938
Citizens & Northern Corp.	4,667	86,806
Citizens Financial Services, Inc.	1,396	88,381
City Holding Co.	5,242	621,072
Civista Bancshares, Inc.	4,816	101,329
CNB Financial Corp.	6,177	153,560
Coastal Financial Corp.*	3,997	339,385
Colony Bankcorp, Inc.	5,049	81,491
Columbia Financial, Inc.*	7,925	125,294
Community Financial System, Inc.	18,278	1,127,387
Community Trust Bancorp, Inc.	4,929	261,385
Community West Bancshares	5,940	115,058
ConnectOne Bancorp, Inc.	12,284	281,426
CrossFirst Bankshares, Inc.*	15,634	236,855
Customers Bancorp, Inc.*	10,155	494,345
CVB Financial Corp.	45,557	975,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Dime Community Bancshares, Inc.	11,731	$360,552
Eagle Bancorp, Inc.	10,756	279,979
Eastern Bankshares, Inc.	67,572	1,165,617
Enterprise Bancorp, Inc.	3,169	125,302
Enterprise Financial Services Corp.	13,016	734,102
Equity Bancshares, Inc., Class A	5,065	214,857
Esquire Financial Holdings, Inc.	2,261	179,749
ESSA Bancorp, Inc.	2,726	53,157
Farmers & Merchants Bancorp, Inc.	4,251	125,192
Farmers National Banc Corp.	10,664	151,642
FB Financial Corp.	12,900	664,479
Fidelity D&D Bancorp, Inc.	1,409	68,759
Financial Institutions, Inc.	3,874	105,721
First Bancorp (Nasdaq Stock Exchange)	14,014	616,196
First Bancorp (New York Stock Exchange)	54,812	1,018,955
First Bancorp, Inc. (The)	3,511	96,026
First Bancshares, Inc. (The)	11,003	385,105
First Bank	7,298	102,683
First Busey Corp.	18,060	425,674
First Business Financial Services, Inc.	2,398	111,003
First Commonwealth Financial Corp.	34,785	588,562
First Community Bankshares, Inc.	5,625	234,225
First Financial Bancorp	32,957	885,884
First Financial Bankshares, Inc.	44,429	1,601,665
First Financial Corp.	4,078	188,363
First Financial Northwest, Inc.	2,119	45,982
First Foundation, Inc.	15,886	98,652
First Internet Bancorp (x)	2,020	72,700
First Interstate BancSystem, Inc., Class A	28,463	924,194
First Merchants Corp.	20,054	799,954
First Mid Bancshares, Inc.	8,004	294,707
First of Long Island Corp. (The)	6,468	75,546
First Western Financial, Inc.*	2,311	45,180
Five Star Bancorp	4,935	148,494
Flagstar Financial, Inc. (x)	88,933	829,745
Flushing Financial Corp.	8,743	124,850
FS Bancorp, Inc.	2,131	87,499
Fulton Financial Corp.	61,403	1,183,850
FVCBankcorp, Inc.*	4,863	61,128
German American Bancorp, Inc.	9,651	388,163
Glacier Bancorp, Inc.	39,975	2,007,545
Great Southern Bancorp, Inc.	3,040	181,488
Greene County Bancorp, Inc.	2,794	77,450
Guaranty Bancshares, Inc.	2,747	95,046
Hancock Whitney Corp.	30,656	1,677,496
Hanmi Financial Corp.	9,152	216,170
HarborOne Bancorp, Inc.	11,349	134,259
HBT Financial, Inc.	4,653	101,901
Heartland Financial USA, Inc.	15,226	933,430
Heritage Commerce Corp.	21,014	197,111
Heritage Financial Corp.	12,442	304,829
Hilltop Holdings, Inc.	16,612	475,602
Hingham Institution For Savings (The) (x)	392	99,623
Home Bancorp, Inc.	2,420	111,828
Home BancShares, Inc.	65,399	1,850,792
HomeStreet, Inc.*	6,814	77,816
HomeTrust Bancshares, Inc.	4,664	157,084
Hope Bancorp, Inc.	40,751	500,830
Horizon Bancorp, Inc.	14,835	238,992
Independent Bank Corp.	7,229	251,786
Independent Bank Corp./MA	14,986	961,951
Independent Bank Group, Inc.	12,468	756,434
International Bancshares Corp.	18,779	1,186,082
Investar Holding Corp.	2,566	56,349
John Marshall Bancorp, Inc. (x)	3,462	69,517
Kearny Financial Corp.	15,358	108,735
Lakeland Financial Corp.	8,230	565,895
LCNB Corp.	4,234	64,060
LINKBANCORP, Inc. (x)	5,760	43,085
Live Oak Bancshares, Inc.	11,628	459,887
Mercantile Bank Corp.	5,711	254,082
Metrocity Bankshares, Inc.	6,580	210,231
Metropolitan Bank Holding Corp.*	3,497	204,225
Mid Penn Bancorp, Inc.	4,386	126,492
Middlefield Banc Corp. (x)	2,152	60,364
Midland States Bancorp, Inc.	5,487	133,883
MidWestOne Financial Group, Inc.	4,247	123,673
MVB Financial Corp.	3,601	74,541
National Bank Holdings Corp., Class A	12,755	549,230
National Bankshares, Inc.	1,775	50,960
NB Bancorp, Inc.*	13,525	244,261
NBT Bancorp, Inc.	16,298	778,392
Nicolet Bankshares, Inc.	4,581	480,593
Northeast Bank	2,171	199,146
Northeast Community Bancorp, Inc.	3,719	90,967
Northfield Bancorp, Inc.	11,279	131,062
Northrim Bancorp, Inc.	1,587	123,691
Northwest Bancshares, Inc.	43,219	570,059
Norwood Financial Corp.	2,363	64,285
Oak Valley Bancorp	2,324	67,977
OceanFirst Financial Corp.	20,313	367,665
OFG Bancorp	16,418	694,810
Old National Bancorp	108,042	2,345,052
Old Second Bancorp, Inc.	14,048	249,773
Orange County Bancorp, Inc.	1,496	83,133
Origin Bancorp, Inc.	9,926	330,437
Orrstown Financial Services, Inc.	6,404	234,450
Pacific Premier Bancorp, Inc.	33,836	843,193
Park National Corp.	5,153	883,379
Parke Bancorp, Inc.	3,609	74,021
Pathward Financial, Inc.	8,642	635,878
PCB Bancorp	3,326	67,318
Peapack-Gladstone Financial Corp.	5,475	175,474
Peoples Bancorp of North Carolina, Inc.	1,258	39,312
Peoples Bancorp, Inc.	11,507	364,657
Peoples Financial Services Corp.	2,648	135,525
Pioneer Bancorp, Inc.*	4,694	54,075
Plumas Bancorp	1,620	76,561
Ponce Financial Group, Inc.*	5,490	71,370
Preferred Bank	4,233	365,647
Premier Financial Corp.	14,113	360,869
Primis Financial Corp.	6,629	77,294
Princeton Bancorp, Inc.	1,492	51,370
Provident Bancorp, Inc.*	3,919	44,677
Provident Financial Services, Inc.	42,265	797,541

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
QCR Holdings, Inc.	5,894	$475,292
RBB Bancorp	5,408	110,810
Red River Bancshares, Inc.	1,736	93,709
Renasant Corp.	20,981	750,071
Republic Bancorp, Inc., Class A	2,656	185,575
S&T Bancorp, Inc.	13,344	510,008
Sandy Spring Bancorp, Inc.	14,825	499,751
Seacoast Banking Corp. of Florida	30,349	835,508
ServisFirst Bancshares, Inc.	17,597	1,491,170
Shore Bancshares, Inc.	8,897	141,017
Sierra Bancorp	4,391	126,988
Simmons First National Corp., Class A	42,745	948,084
SmartFinancial, Inc.	5,152	159,609
South Plains Financial, Inc.	3,781	131,390
Southern First Bancshares, Inc.*	2,194	87,212
Southern Missouri Bancorp, Inc.	3,042	174,520
Southern States Bancshares, Inc.	2,405	80,111
Southside Bancshares, Inc.	10,384	329,796
SouthState Corp.	26,214	2,607,769
Stellar Bancorp, Inc.	17,309	490,710
Sterling Bancorp, Inc.*	6,057	28,831
Stock Yards Bancorp, Inc.	9,338	668,694
Texas Capital Bancshares, Inc.*	16,354	1,278,883
Third Coast Bancshares, Inc.*	3,324	112,850
Timberland Bancorp, Inc.	2,340	71,393
Tompkins Financial Corp.	4,421	299,876
Towne Bank	23,890	813,693
TriCo Bancshares	11,003	480,831
Triumph Financial, Inc.*	7,980	725,222
TrustCo Bank Corp.	6,132	204,257
Trustmark Corp.	20,693	731,911
UMB Financial Corp.	15,875	1,791,653
United Bankshares, Inc.	45,846	1,721,517
United Community Banks, Inc.	42,112	1,360,639
Unity Bancorp, Inc.	2,532	110,421
Univest Financial Corp.	10,095	297,903
USCB Financial Holdings, Inc.	3,404	60,421
Valley National Bancorp	160,747	1,456,368
Veritex Holdings, Inc.	18,074	490,890
Virginia National Bankshares Corp.	1,430	54,626
WaFd, Inc.	24,000	773,760
Washington Trust Bancorp, Inc.	5,535	173,522
WesBanco, Inc.	19,994	650,605
West Bancorp, Inc.	4,873	105,500
Westamerica Bancorp	8,864	465,005
WSFS Financial Corp.	20,797	1,104,945

		94,428,967

Capital Markets (1.7%)
AlTi Global, Inc. (x)*	14,733	64,973
Artisan Partners Asset Management, Inc., Class A	22,244	957,604
B Riley Financial, Inc. (x)	7,245	33,255
BGC Group, Inc., Class A	123,134	1,115,594
Brightsphere Investment Group, Inc.	10,266	270,406
Cohen & Steers, Inc.	9,656	891,635
Diamond Hill Investment Group, Inc.	868	134,627
DigitalBridge Group, Inc.	54,255	611,996
Donnelley Financial Solutions, Inc.*	9,019	565,762
Forge Global Holdings, Inc.*	51,900	48,314
GCM Grosvenor, Inc., Class A	13,007	159,596
Hamilton Lane, Inc., Class A	13,159	1,948,190
MarketWise, Inc.	8,613	4,888
Moelis & Co., Class A	23,172	1,711,947
Open Lending Corp. (x)*	34,444	205,631
P10, Inc., Class A	10,725	135,242
Patria Investments Ltd., Class A	19,604	227,995
Perella Weinberg Partners, Class A	17,632	420,347
Piper Sandler Cos.	6,112	1,833,294
PJT Partners, Inc., Class A	8,158	1,287,414
Silvercrest Asset Management Group, Inc., Class A	2,804	51,566
StepStone Group, Inc., Class A	22,515	1,303,168
StoneX Group, Inc.*	9,775	957,657
Value Line, Inc.	833	43,982
Victory Capital Holdings, Inc., Class A	14,561	953,163
Virtus Investment Partners, Inc.	2,435	537,112
WisdomTree, Inc. (x)	50,136	526,428

		17,001,786

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	1,562	87,128
Bread Financial Holdings, Inc.	13,868	846,780
Consumer Portfolio Services, Inc. (x)*	3,414	37,076
Dave, Inc.*	2,727	237,031
Encore Capital Group, Inc.*	8,230	393,147
Enova International, Inc.*	8,984	861,386
FirstCash Holdings, Inc.	13,604	1,409,374
Green Dot Corp., Class A*	16,752	178,241
LendingClub Corp.*	39,860	645,333
LendingTree, Inc.*	2,436	94,395
Medallion Financial Corp.	5,088	47,776
Moneylion, Inc.*	2,969	255,364
Navient Corp.	29,301	389,410
Nelnet, Inc., Class A	5,122	547,081
NerdWallet, Inc., Class A*	8,728	116,082
OppFi, Inc. (x)	4,687	35,903
PRA Group, Inc.*	13,906	290,496
PROG Holdings, Inc.	14,071	594,641
Regional Management Corp.	2,796	95,008
Upstart Holdings, Inc.*	26,924	1,657,711
World Acceptance Corp.*	924	103,895

		8,923,258

Financial Services (2.4%)
Acacia Research Corp.*	16,560	71,870
Alerus Financial Corp.	6,696	128,831
AvidXchange Holdings, Inc.*	60,165	622,106
Banco Latinoamericano de Comercio Exterior SA, Class E	9,956	354,135
Burford Capital Ltd.	70,582	899,920
Cannae Holdings, Inc.	21,500	426,990
Cantaloupe, Inc.*	18,610	176,981
Cass Information Systems, Inc.	4,511	184,545
Compass Diversified Holdings	23,805	549,419
Enact Holdings, Inc.	10,608	343,487
Essent Group Ltd.	36,616	1,993,375
Evertec, Inc.	23,050	795,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Federal Agricultural Mortgage Corp., Class C	3,138	$618,029
Flywire Corp.*	42,396	874,206
HA Sustainable Infrastructure Capital, Inc. (x)	40,233	1,079,451
I3 Verticals, Inc., Class A*	5,637	129,876
International Money Express, Inc.*	11,543	240,441
Jackson Financial, Inc., Class A	26,308	2,290,901
Marqeta, Inc., Class A*	167,502	634,833
Merchants Bancorp	6,569	239,571
Mr Cooper Group, Inc.*	22,060	2,117,981
NCR Atleos Corp.*	25,446	863,128
NewtekOne, Inc.	7,748	98,942
NMI Holdings, Inc., Class A*	27,352	1,005,460
Onity Group, Inc.*	1,765	54,203
Pagseguro Digital Ltd., Class A*	66,289	414,969
Payoneer Global, Inc.*	91,739	921,060
Paysafe Ltd.*	11,042	188,818
Paysign, Inc.*	14,452	43,645
PennyMac Financial Services, Inc.	9,205	940,199
Priority Technology Holdings, Inc.*	8,166	95,950
Radian Group, Inc.	52,585	1,667,996
Remitly Global, Inc.*	51,533	1,163,100
Repay Holdings Corp., Class A*	30,373	231,746
Sezzle, Inc. (x)*	821	210,012
StoneCo Ltd., Class A*	99,767	795,143
SWK Holdings Corp.*	1,367	21,681
Velocity Financial, Inc.*	3,810	74,524
Walker & Dunlop, Inc.	11,287	1,097,209
Waterstone Financial, Inc.	5,208	69,996

		24,730,645

Insurance (1.8%)
Ambac Financial Group, Inc.*	15,502	196,100
American Coastal Insurance Corp. (x)*	6,792	91,420
AMERISAFE, Inc.	6,962	358,822
Baldwin Insurance Group, Inc. (The), Class A*	23,336	904,503
Bowhead Specialty Holdings, Inc.*	2,792	99,172
CNO Financial Group, Inc.	36,831	1,370,482
Crawford & Co., Class A	6,644	76,805
Donegal Group, Inc., Class A	5,700	88,179
Employers Holdings, Inc.	8,736	447,545
Enstar Group Ltd.*	4,447	1,432,156
F&G Annuities & Life, Inc.	6,573	272,385
Fidelis Insurance Holdings Ltd.	18,323	332,196
Genworth Financial, Inc., Class A*	145,820	1,019,282
GoHealth, Inc., Class A*	979	13,109
Goosehead Insurance, Inc., Class A*	7,778	833,957
Greenlight Capital Re Ltd., Class A*	9,248	129,472
Hamilton Insurance Group Ltd., Class B*	13,768	262,005
HCI Group, Inc.	2,778	323,720
Heritage Insurance Holdings, Inc.*	6,103	73,846
Hippo Holdings, Inc.*	4,944	132,351
Horace Mann Educators Corp.	14,068	551,888
Investors Title Co.	427	101,097
James River Group Holdings Ltd.	11,606	56,521
Kingsway Financial Services, Inc.*	6,048	50,622
Lemonade, Inc. (x)*	18,250	669,410
Maiden Holdings Ltd.*	25,516	43,122
MBIA, Inc.*	13,077	84,477
Mercury General Corp.	9,791	650,906
NI Holdings, Inc.*	3,566	55,986
Oscar Health, Inc., Class A*	69,401	932,749
Palomar Holdings, Inc.*	8,657	914,093
ProAssurance Corp.*	19,294	306,968
Root, Inc., Class A*	3,023	219,440
Safety Insurance Group, Inc.	5,181	426,914
Selective Insurance Group, Inc.	21,350	1,996,652
Selectquote, Inc.*	44,266	164,670
SiriusPoint Ltd.*	33,413	547,639
Skyward Specialty Insurance Group, Inc.*	13,100	662,074
Stewart Information Services Corp.	9,221	622,325
Tiptree, Inc., Class A	7,486	156,158
Trupanion, Inc. (x)*	11,477	553,191
United Fire Group, Inc.	7,246	206,149
Universal Insurance Holdings, Inc.	7,723	162,646

		18,593,204

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
Advanced Flower Capital, Inc. (REIT)	7,494	62,425
AG Mortgage Investment Trust, Inc. (REIT)	9,124	60,675
Angel Oak Mortgage REIT, Inc. (REIT)	5,527	51,290
Apollo Commercial Real Estate Finance, Inc. (REIT)	49,976	432,792
Arbor Realty Trust, Inc. (REIT) (x)	60,935	843,950
Ares Commercial Real Estate Corp. (REIT) (x)	15,743	92,726
ARMOUR Residential REIT, Inc. (REIT) (x)	18,692	352,531
Blackstone Mortgage Trust, Inc. (REIT), Class A	60,332	1,050,380
BrightSpire Capital, Inc. (REIT), Class A	47,300	266,772
Chicago Atlantic Real Estate Finance, Inc. (REIT)	6,226	96,005
Chimera Investment Corp. (REIT)	27,306	382,284
Claros Mortgage Trust, Inc. (REIT)	29,053	131,319
Dynex Capital, Inc. (REIT) (x)	25,623	324,131
Ellington Financial, Inc. (REIT) (x)	29,769	360,800
Franklin BSP Realty Trust, Inc. (REIT)	30,792	386,132
Granite Point Mortgage Trust, Inc. (REIT)	20,240	56,470
Invesco Mortgage Capital, Inc. (REIT) (x)	12,693	102,179
KKR Real Estate Finance Trust, Inc. (REIT)	20,778	209,858
Ladder Capital Corp. (REIT)	38,928	435,604
MFA Financial, Inc. (REIT)	38,485	392,162
New York Mortgage Trust, Inc. (REIT)	27,779	168,341
Nexpoint Real Estate Finance, Inc. (REIT)	3,835	60,171
Orchid Island Capital, Inc. (REIT) (x)	25,540	198,701
PennyMac Mortgage Investment Trust (REIT)	31,795	400,299
Ready Capital Corp. (REIT) (x)	59,279	404,283
Redwood Trust, Inc. (REIT)	45,692	298,369
Seven Hills Realty Trust (REIT)	3,875	50,685

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Sunrise Realty Trust, Inc. (REIT)	2,498	$35,172
TPG RE Finance Trust, Inc. (REIT)	15,263	129,735
Two Harbors Investment Corp. (REIT)	36,931	436,894

		8,273,135

Total Financials		171,950,995

Health Care (14.7%)
Biotechnology (7.5%)
2seventy bio, Inc. (x)*	18,100	53,214
4D Molecular Therapeutics, Inc.*	17,143	95,487
89bio, Inc.*	27,982	218,819
Absci Corp. (x)*	27,310	71,552
ACADIA Pharmaceuticals, Inc.*	42,460	779,141
ACELYRIN, Inc.*	25,604	80,397
Achieve Life Sciences, Inc. (x)*	8,730	30,730
Acrivon Therapeutics, Inc.*	2,879	17,332
Actinium Pharmaceuticals, Inc.*	7,782	9,805
Acumen Pharmaceuticals, Inc.*	10,500	18,060
ADC Therapeutics SA (x)*	27,676	55,075
ADMA Biologics, Inc.*	79,501	1,363,442
Adverum Biotechnologies, Inc.*	5,293	24,718
Aerovate Therapeutics, Inc. (x)*	4,707	12,474
Agenus, Inc. (x)*	8,797	24,104
Agios Pharmaceuticals, Inc.*	19,456	639,324
Akebia Therapeutics, Inc.*	79,320	150,708
Akero Therapeutics, Inc.*	23,742	660,502
Aldeyra Therapeutics, Inc.*	18,431	91,971
Alector, Inc.*	25,514	48,221
Alkermes plc*	55,514	1,596,583
Allogene Therapeutics, Inc.*	52,599	112,036
Altimmune, Inc. (x)*	22,575	162,766
ALX Oncology Holdings, Inc. (x)*	19,796	33,059
Amicus Therapeutics, Inc.*	102,773	968,122
AnaptysBio, Inc.*	7,069	93,594
Anavex Life Sciences Corp. (x)*	26,272	282,161
Anika Therapeutics, Inc.*	4,821	79,354
Annexon, Inc.*	34,546	177,221
Apogee Therapeutics, Inc.*	13,146	595,514
Applied Therapeutics, Inc.*	34,946	29,921
Arbutus Biopharma Corp.*	45,496	148,772
Arcellx, Inc.*	14,815	1,136,162
Arcturus Therapeutics Holdings, Inc.*	8,152	138,339
Arcus Biosciences, Inc.*	19,713	293,527
Arcutis Biotherapeutics, Inc.*	37,542	522,960
Ardelyx, Inc.*	81,888	415,172
ArriVent Biopharma, Inc. (x)*	9,068	241,572
Arrowhead Pharmaceuticals, Inc.*	41,849	786,761
ARS Pharmaceuticals, Inc. (x)*	16,872	178,000
Artiva Biotherapeutics, Inc.*	3,382	34,091
Astria Therapeutics, Inc.*	16,267	145,427
Atossa Therapeutics, Inc. (x)*	32,246	30,443
Aura Biosciences, Inc.*	15,079	123,949
Aurinia Pharmaceuticals, Inc.*	49,076	440,702
Avid Bioservices, Inc.*	21,208	261,919
Avidity Biosciences, Inc.*	37,890	1,101,841
Avita Medical, Inc. (x)*	6,276	80,333
Beam Therapeutics, Inc.*	26,285	651,868
Bicara Therapeutics, Inc. (x)*	4,628	80,620
BioCryst Pharmaceuticals, Inc.*	72,721	546,862
Biohaven Ltd.*	28,995	1,082,963
Biomea Fusion, Inc. (x)*	9,400	36,472
Black Diamond Therapeutics, Inc.*	15,407	32,971
Bluebird Bio, Inc. (x)*	3,220	26,855
Blueprint Medicines Corp.*	22,230	1,938,901
Boundless Bio, Inc.*	4,373	12,682
Bridgebio Pharma, Inc.*	49,259	1,351,667
C4 Therapeutics, Inc. (x)*	15,273	54,983
Cabaletta Bio, Inc.*	14,889	33,798
CAMP4 Therapeutics Corp.*	1,331	6,948
Candel Therapeutics, Inc.*	5,150	44,702
Capricor Therapeutics, Inc. (x)*	9,037	124,711
Cardiff Oncology, Inc. (x)*	10,072	43,712
CareDx, Inc.*	17,451	373,626
Cargo Therapeutics, Inc.*	12,161	175,362
Caribou Biosciences, Inc.*	27,446	43,639
Cartesian Therapeutics, Inc. (x)*	4,357	78,034
Catalyst Pharmaceuticals, Inc.*	38,754	808,796
Celcuity, Inc.*	10,304	134,879
Celldex Therapeutics, Inc. (x)*	22,786	575,802
Century Therapeutics, Inc.*	13,935	14,074
CervoMed, Inc.*	1,383	3,236
CG oncology, Inc.*	16,587	475,715
Cibus, Inc., Class A (x)*	5,659	15,732
Climb Bio, Inc. (x)*	8,526	15,347
Cogent Biosciences, Inc.*	30,460	237,588
Coherus Biosciences, Inc. (x)*	42,317	58,397
Compass Therapeutics, Inc.*	22,784	33,037
Corbus Pharmaceuticals Holdings, Inc. (x)*	3,790	44,722
Crinetics Pharmaceuticals, Inc.*	30,421	1,555,426
Cullinan Therapeutics, Inc.*	16,595	202,127
Cytokinetics, Inc.*	39,806	1,872,474
Day One Biopharmaceuticals, Inc.*	18,983	240,515
Denali Therapeutics, Inc.*	43,584	888,242
Design Therapeutics, Inc.*	9,463	58,387
Dianthus Therapeutics, Inc. (x)*	8,339	181,790
Disc Medicine, Inc.*	6,629	420,279
Dynavax Technologies Corp.*	47,583	607,635
Dyne Therapeutics, Inc.*	28,554	672,732
Editas Medicine, Inc.*	31,004	39,375
Elevation Oncology, Inc. (x)*	13,152	7,399
Enanta Pharmaceuticals, Inc.*	5,140	29,555
Entrada Therapeutics, Inc.*	8,856	153,120
Erasca, Inc.*	61,223	153,670
Fate Therapeutics, Inc.*	33,964	56,041
Fennec Pharmaceuticals, Inc. (x)*	5,733	36,233
Fibrobiologics, Inc. (x)*	6,302	12,604
Foghorn Therapeutics, Inc.*	8,281	39,086
Galectin Therapeutics, Inc. (x)*	4,708	6,073
Generation Bio Co.*	15,091	15,996
Geron Corp.*	201,823	714,453
Greenwich Lifesciences, Inc. (x)*	1,876	21,067
Gyre Therapeutics, Inc. (x)*	2,257	27,310
Halozyme Therapeutics, Inc.*	43,599	2,084,468
Heron Therapeutics, Inc. (x)*	45,000	68,850
HilleVax, Inc. (x)*	10,523	21,783
Humacyte, Inc. (x)*	27,937	141,082
Ideaya Biosciences, Inc.*	29,052	746,636
IGM Biosciences, Inc. (x)*	7,775	47,505
ImmunityBio, Inc. (x)*	49,054	125,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Immunome, Inc. (x)*	18,072	$191,925
Immunovant, Inc.*	20,299	502,806
Inhibrx Biosciences, Inc.*	5,646	86,948
Inmune Bio, Inc. (x)*	3,101	14,482
Inovio Pharmaceuticals, Inc. (x)*	9,243	16,915
Inozyme Pharma, Inc.*	13,343	36,960
Insmed, Inc.*	59,332	4,096,281
Intellia Therapeutics, Inc.*	34,904	406,981
Invivyd, Inc. (x)*	19,854	8,797
Iovance Biotherapeutics, Inc.*	91,292	675,561
Ironwood Pharmaceuticals, Inc., Class A*	47,946	212,401
iTeos Therapeutics, Inc.*	7,506	57,646
Janux Therapeutics, Inc.*	9,792	524,264
Jasper Therapeutics, Inc.*	3,962	84,708
KalVista Pharmaceuticals, Inc.*	11,136	94,322
Keros Therapeutics, Inc.*	7,736	122,461
Kiniksa Pharmaceuticals International plc, Class A*	12,634	249,901
Kodiak Sciences, Inc.*	8,097	80,565
Korro Bio, Inc. (x)*	1,574	59,922
Krystal Biotech, Inc.*	8,698	1,362,629
Kura Oncology, Inc.*	24,307	211,714
Kymera Therapeutics, Inc.*	15,725	632,617
Kyverna Therapeutics, Inc. (x)*	12,838	48,014
Larimar Therapeutics, Inc. (x)*	16,557	64,076
LENZ Therapeutics, Inc.	3,031	87,505
Lexeo Therapeutics, Inc. (x)*	8,590	56,522
Lexicon Pharmaceuticals, Inc. (x)*	40,045	29,573
Lineage Cell Therapeutics, Inc.*	39,201	19,698
Lyell Immunopharma, Inc. (x)*	70,665	45,226
MacroGenics, Inc.*	21,684	70,473
Madrigal Pharmaceuticals, Inc. (x)*	6,255	1,930,105
MannKind Corp.*	89,959	578,436
MeiraGTx Holdings plc*	16,628	101,265
Mersana Therapeutics, Inc. (x)*	38,040	54,397
Metagenomi, Inc.*	6,117	22,082
MiMedx Group, Inc.*	43,787	421,231
Mineralys Therapeutics, Inc.*	10,857	133,650
Mirum Pharmaceuticals, Inc.*	13,853	572,822
Monte Rosa Therapeutics, Inc. (x)*	12,762	88,568
Myriad Genetics, Inc.*	31,519	432,125
Neurogene, Inc.*	3,657	83,599
Nkarta, Inc.*	20,918	52,086
Novavax, Inc. (x)*	52,664	423,419
Nurix Therapeutics, Inc.*	23,598	444,586
Nuvalent, Inc., Class A*	11,977	937,560
Ocugen, Inc. (x)*	105,173	84,664
Olema Pharmaceuticals, Inc.*	15,282	89,094
Organogenesis Holdings, Inc., Class A*	32,578	104,250
ORIC Pharmaceuticals, Inc.*	20,299	163,813
Outlook Therapeutics, Inc. (x)*	3,701	6,995
Ovid therapeutics, Inc.*	14,887	13,900
PDL BioPharma, Inc. (r)*	24,135	—
PepGen, Inc.*	6,143	23,282
Perspective Therapeutics, Inc.*	19,074	60,846
Poseida Therapeutics, Inc., Class A*	23,898	229,421
Praxis Precision Medicines, Inc.*	6,093	468,917
Precigen, Inc. (x)*	56,823	63,642
Prelude Therapeutics, Inc. (x)*	2,475	3,156
Prime Medicine, Inc. (x)*	21,625	63,145
ProKidney Corp., Class A (x)*	44,855	75,805
Protagonist Therapeutics, Inc.*	20,474	790,296
Prothena Corp. plc (x)*	15,463	214,163
PTC Therapeutics, Inc.*	26,713	1,205,825
Puma Biotechnology, Inc.*	10,526	32,104
Pyxis Oncology, Inc. (x)*	16,902	26,367
Q32 Bio, Inc. (x)*	2,126	7,313
RAPT Therapeutics, Inc.*	11,485	18,146
Recursion Pharmaceuticals, Inc., Class A (x)*	82,273	556,165
REGENXBIO, Inc.*	15,028	116,166
Regulus Therapeutics, Inc. (x)*	15,966	25,226
Relay Therapeutics, Inc.*	39,450	162,534
Renovaro, Inc. (x)*	39,649	33,127
Replimune Group, Inc.*	18,598	225,222
REVOLUTION Medicines, Inc.*	57,573	2,518,243
Rhythm Pharmaceuticals, Inc.*	19,192	1,074,368
Rigel Pharmaceuticals, Inc.*	4,272	71,855
Rocket Pharmaceuticals, Inc.*	22,514	283,001
Sage Therapeutics, Inc.*	20,144	109,382
Sana Biotechnology, Inc. (x)*	40,670	66,292
Savara, Inc.*	38,122	117,035
Scholar Rock Holding Corp.*	25,991	1,123,331
Sera Prognostics, Inc., Class A*	8,701	70,826
Shattuck Labs, Inc.*	13,740	16,625
Skye Bioscience, Inc.*	7,366	20,846
Soleno Therapeutics, Inc.*	8,590	386,120
Solid Biosciences, Inc. (x)*	11,028	44,112
SpringWorks Therapeutics, Inc. (x)*	23,586	852,162
Spyre Therapeutics, Inc.*	12,189	283,760
Stoke Therapeutics, Inc.*	12,188	134,434
Summit Therapeutics, Inc. (x)*	31,351	559,459
Sutro Biopharma, Inc.*	27,671	50,915
Syndax Pharmaceuticals, Inc.*	28,742	379,969
Tango Therapeutics, Inc.*	17,556	54,248
Taysha Gene Therapies, Inc. (x)*	68,966	119,311
Tenaya Therapeutics, Inc.*	17,769	25,410
TG Therapeutics, Inc.*	47,849	1,440,255
Tourmaline Bio, Inc. (x)*	6,905	140,033
Travere Therapeutics, Inc.*	25,767	448,861
TScan Therapeutics, Inc.*	12,278	37,325
Twist Bioscience Corp.*	20,341	945,246
Tyra Biosciences, Inc. (x)*	7,639	106,182
Upstream Bio, Inc.*	4,157	68,341
UroGen Pharma Ltd.*	12,717	135,436
Vanda Pharmaceuticals, Inc.*	23,498	112,555
Vaxcyte, Inc.*	42,411	3,471,764
Vera Therapeutics, Inc., Class A*	14,511	613,670
Veracyte, Inc.*	26,196	1,037,362
Verastem, Inc.*	9,214	47,636
Vericel Corp.*	17,263	947,911
Verve Therapeutics, Inc. (x)*	17,127	96,596
Vir Biotechnology, Inc.*	31,665	232,421
Viridian Therapeutics, Inc.*	24,494	469,550
Voyager Therapeutics, Inc.*	16,308	92,466
Werewolf Therapeutics, Inc.*	7,501	11,101
X4 Pharmaceuticals, Inc. (x)*	42,913	31,481
XBiotech, Inc.*	4,587	18,119
Xencor, Inc.*	22,072	507,215
XOMA Royalty Corp.*	2,463	64,728

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Y-mAbs Therapeutics, Inc.*	13,626	$106,692
Zenas Biopharma, Inc. (x)*	3,557	29,132
Zentalis Pharmaceuticals, Inc.*	20,602	62,424
Zura Bio Ltd., Class A (x)*	18,825	47,063
Zymeworks, Inc.*	18,724	274,119

		76,310,365

Health Care Equipment & Supplies (2.7%)
Accuray, Inc.*	23,288	46,110
Alphatec Holdings, Inc.*	35,238	323,485
AngioDynamics, Inc.*	14,129	129,422
Artivion, Inc.*	13,569	387,938
AtriCure, Inc.*	17,142	523,859
Avanos Medical, Inc.*	15,988	254,529
Axogen, Inc.*	14,249	234,823
Bioventus, Inc., Class A*	13,440	141,120
Ceribell, Inc. (x)*	2,890	74,793
Cerus Corp.*	53,157	81,862
CONMED Corp.	10,629	727,449
CVRx, Inc.*	3,432	43,483
Embecta Corp.	21,231	438,420
Fractyl Health, Inc. (x)*	9,603	19,782
Glaukos Corp.*	16,806	2,519,892
Haemonetics Corp.*	17,353	1,354,922
ICU Medical, Inc.*	7,522	1,167,189
Inari Medical, Inc.*	18,804	959,944
Inmode Ltd.*	26,501	442,567
Inogen, Inc.*	10,014	91,828
Integer Holdings Corp.*	11,707	1,551,412
Integra LifeSciences Holdings Corp.*	24,025	544,887
iRadimed Corp.	2,651	145,805
iRhythm Technologies, Inc.*	11,241	1,013,601
Lantheus Holdings, Inc.*	24,061	2,152,497
LeMaitre Vascular, Inc.	7,197	663,132
LivaNova plc*	18,849	872,897
Merit Medical Systems, Inc.*	20,077	1,941,847
Neogen Corp.*	76,452	928,127
NeuroPace, Inc.*	4,251	47,569
Nevro Corp.*	14,774	54,959
Novocure Ltd.*	37,353	1,113,119
Omnicell, Inc.*	15,553	692,420
OraSure Technologies, Inc.*	31,076	112,184
Orchestra BioMed Holdings, Inc.*	8,013	32,052
Orthofix Medical, Inc.*	11,857	207,023
OrthoPediatrics Corp.*	5,701	132,149
Paragon 28, Inc. (x)*	12,623	130,396
PROCEPT BioRobotics Corp.*	15,094	1,215,369
Pulmonx Corp.*	12,554	85,242
Pulse Biosciences, Inc.*	7,338	127,755
RxSight, Inc.*	12,480	429,062
Sanara Medtech, Inc. (x)*	1,408	46,746
Semler Scientific, Inc. (x)*	1,180	63,720
SI-BONE, Inc.*	14,035	196,771
Sight Sciences, Inc.*	11,662	42,450
STAAR Surgical Co.*	17,929	435,495
Stereotaxis, Inc.*	13,764	31,382
Surmodics, Inc.*	4,668	184,853
Tactile Systems Technology, Inc.*	8,232	141,014
Tandem Diabetes Care, Inc.*	22,890	824,498
TransMedics Group, Inc. (x)*	11,456	714,282
Treace Medical Concepts, Inc.*	17,661	131,398
UFP Technologies, Inc.*	2,497	610,541
Utah Medical Products, Inc.	1,101	67,678
Varex Imaging Corp.*	13,229	193,011
Zimvie, Inc.*	9,481	132,260
Zynex, Inc. (x)*	6,414	51,376

		28,024,396

Health Care Providers & Services (2.5%)
Accolade, Inc.*	23,540	80,507
AdaptHealth Corp., Class A*	35,446	337,446
Addus HomeCare Corp.*	6,016	754,106
agilon health, Inc.*	107,863	204,940
AirSculpt Technologies, Inc. (x)*	3,879	20,132
Alignment Healthcare, Inc.*	35,019	393,964
AMN Healthcare Services, Inc.*	13,018	311,391
Ardent Health Partners, Inc.*	2,903	49,583
Astrana Health, Inc.*	15,190	478,941
Aveanna Healthcare Holdings, Inc.*	21,384	97,725
BrightSpring Health Services, Inc. (x)*	19,212	327,180
Brookdale Senior Living, Inc.*	65,783	330,888
Castle Biosciences, Inc.*	8,839	235,559
Community Health Systems, Inc.*	42,441	126,899
Concentra Group Holdings Parent, Inc.	37,940	750,453
CorVel Corp.*	9,378	1,043,396
Cross Country Healthcare, Inc.*	11,903	216,158
DocGo, Inc. (x)*	34,241	145,182
Enhabit, Inc.*	16,359	127,764
Ensign Group, Inc. (The)	19,117	2,539,885
Fulgent Genetics, Inc.*	6,476	119,612
GeneDx Holdings Corp., Class A*	4,400	338,184
Guardant Health, Inc.*	41,375	1,264,006
HealthEquity, Inc.*	29,406	2,821,506
Hims & Hers Health, Inc.*	66,568	1,609,614
InfuSystem Holdings, Inc.*	4,535	38,321
Innovage Holding Corp.*	9,312	36,596
Joint Corp. (The)*	4,026	42,796
LifeStance Health Group, Inc.*	45,821	337,701
ModivCare, Inc. (x)*	4,349	51,492
Nano-X Imaging Ltd. (x)*	18,500	133,200
National HealthCare Corp.	4,202	451,967
National Research Corp.	4,891	86,277
NeoGenomics, Inc.*	46,098	759,695
OPKO Health, Inc. (x)*	83,022	122,042
Option Care Health, Inc.*	60,489	1,403,345
Owens & Minor, Inc.*	27,210	355,635
PACS Group, Inc.*	9,525	124,873
Patterson Cos., Inc.	27,879	860,346
Pediatrix Medical Group, Inc.*	30,763	403,610
Pennant Group, Inc. (The)*	10,580	280,582
Performant Healthcare, Inc.*	18,224	55,036
Privia Health Group, Inc.*	34,852	681,357
Progyny, Inc.*	27,547	475,186
Quipt Home Medical Corp.*	10,075	30,729
RadNet, Inc.*	23,217	1,621,475
Select Medical Holdings Corp.	37,830	713,095
Sonida Senior Living, Inc. (x)*	1,445	33,351
Surgery Partners, Inc.*	26,740	566,086
Talkspace, Inc.*	43,536	134,526

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
US Physical Therapy, Inc.	5,109	$453,219
Viemed Healthcare, Inc.*	8,523	68,354

		25,045,913

Health Care Technology (0.3%)
Definitive Healthcare Corp., Class A*	20,198	83,014
Evolent Health, Inc., Class A*	40,362	454,073
Health Catalyst, Inc.*	20,801	147,063
HealthStream, Inc.	8,373	266,262
LifeMD, Inc.*	8,975	44,426
OptimizeRx Corp.*	5,483	26,647
Phreesia, Inc.*	19,837	499,099
Schrodinger, Inc. (x)*	19,573	377,563
Simulations Plus, Inc.	3,829	106,791
Teladoc Health, Inc.*	60,135	546,627
Waystar Holding Corp.*	15,116	554,757

		3,106,322

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.*	40,160	240,759
Akoya Biosciences, Inc. (x)*	7,330	16,786
BioLife Solutions, Inc.*	12,034	312,403
ChromaDex Corp.*	15,759	83,602
Codexis, Inc.*	20,005	95,424
Conduit Pharmaceuticals, Inc.*	5,928	407
CryoPort, Inc.*	15,250	118,645
Cytek Biosciences, Inc.*	41,678	270,490
Harvard Bioscience, Inc.*	9,767	20,608
Lifecore Biomedical, Inc. (x)*	5,291	39,312
Maravai LifeSciences Holdings, Inc., Class A*	38,775	211,324
MaxCyte, Inc.*	35,319	146,927
Mesa Laboratories, Inc.	1,758	231,827
Nautilus Biotechnology, Inc., Class A*	13,722	23,053
OmniAb, Inc. (Earn Out Shares) (r)(x)*	4,550	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	32,408	114,724
Pacific Biosciences of California, Inc. (x)*	67,336	123,225
Quanterix Corp.*	12,025	127,826
Quantum-Si, Inc. (x)*	24,302	65,615
Standard BioTools, Inc. (x)*	105,391	184,434

		2,427,391

Pharmaceuticals (1.5%)
Alto Neuroscience, Inc. (x)*	6,374	26,962
Alumis, Inc. (x)*	3,239	25,459
Amneal Pharmaceuticals, Inc.*	52,696	417,352
Amphastar Pharmaceuticals, Inc. (x)*	13,594	504,745
ANI Pharmaceuticals, Inc.*	6,470	357,662
Aquestive Therapeutics, Inc. (x)*	23,143	82,389
Arvinas, Inc.*	22,646	434,124
Atea Pharmaceuticals, Inc.*	20,156	67,523
Avadel Pharmaceuticals plc (ADR)*	32,545	342,048
Axsome Therapeutics, Inc.*	12,853	1,087,492
BioAge Labs, Inc. (x)*	2,622	15,181
Biote Corp., Class A*	9,534	58,920
Cassava Sciences, Inc. (x)*	15,024	35,457
Collegium Pharmaceutical, Inc.*	11,616	332,799
Contineum Therapeutics, Inc., Class A*	3,349	49,063
Corcept Therapeutics, Inc.*	28,394	1,430,774
CorMedix, Inc. (x)*	20,387	165,135
Edgewise Therapeutics, Inc.*	25,476	680,209
Enliven Therapeutics, Inc. (x)*	12,406	279,135
Esperion Therapeutics, Inc. (x)*	45,816	100,795
Evolus, Inc.*	17,721	195,640
EyePoint Pharmaceuticals, Inc. (x)*	16,569	123,439
Fulcrum Therapeutics, Inc.*	23,107	108,603
Harmony Biosciences Holdings, Inc.*	13,055	449,223
Harrow, Inc.*	10,448	350,531
Innoviva, Inc.*	18,267	316,933
Ligand Pharmaceuticals, Inc.*	6,068	650,186
Liquidia Corp.*	22,745	267,481
MBX Biosciences, Inc.*	2,649	48,821
MediWound Ltd.*	2,009	35,760
Mind Medicine MindMed, Inc.*	19,823	137,968
Nektar Therapeutics*	62,243	57,886
Neumora Therapeutics, Inc. (x)*	29,587	313,622
Nuvation Bio, Inc.*	56,223	149,553
Ocular Therapeutix, Inc.*	54,984	469,563
Omeros Corp. (x)*	13,967	137,994
Pacira BioSciences, Inc.*	16,624	313,196
Phathom Pharmaceuticals, Inc. (x)*	9,684	78,634
Phibro Animal Health Corp., Class A	6,238	130,998
Pliant Therapeutics, Inc.*	20,452	269,353
Prestige Consumer Healthcare, Inc.*	17,367	1,356,189
Rapport Therapeutics, Inc. (x)*	2,265	40,181
Revance Therapeutics, Inc.*	34,849	105,941
Scilex Holding Co. (r)(x)*	21,853	7,920
scPharmaceuticals, Inc. (x)*	9,408	33,304
Septerna, Inc. (x)*	4,491	102,844
SIGA Technologies, Inc. (x)	18,404	110,608
Supernus Pharmaceuticals, Inc.*	18,074	653,556
Tarsus Pharmaceuticals, Inc.*	12,986	719,035
Telomir Pharmaceuticals, Inc. (x)*	4,349	17,918
Terns Pharmaceuticals, Inc.*	23,989	132,899
Theravance Biopharma, Inc.*	12,059	113,475
Third Harmonic Bio, Inc. (x)*	6,883	70,826
Trevi Therapeutics, Inc.*	17,195	70,843
Ventyx Biosciences, Inc.*	15,732	34,453
Verrica Pharmaceuticals, Inc. (x)*	8,972	6,280
WaVe Life Sciences Ltd.*	29,370	363,307
Xeris Biopharma Holdings, Inc.*	36,065	122,260
Zevra Therapeutics, Inc. (x)*	14,691	122,523

		15,282,970

Total Health Care		150,197,357

Industrials (16.1%)
Aerospace & Defense (1.3%)
AAR Corp.*	12,266	751,660
AeroVironment, Inc.*	9,639	1,483,346
AerSale Corp. (x)*	11,736	73,937
Archer Aviation, Inc., Class A (x)*	81,781	797,365
Astronics Corp.*	7,707	123,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Byrna Technologies, Inc.*	4,254	$122,558
Cadre Holdings, Inc.	9,128	294,834
Ducommun, Inc.*	4,760	303,022
Eve Holding, Inc. (x)*	15,927	86,643
Intuitive Machines, Inc. (x)*	7,583	137,707
Kratos Defense & Security Solutions, Inc.*	51,921	1,369,676
Leonardo DRS, Inc.*	25,614	827,588
Mercury Systems, Inc.*	18,517	777,714
Moog, Inc., Class A	9,976	1,963,676
National Presto Industries, Inc.	1,238	121,844
Park Aerospace Corp.	5,487	80,385
Redwire Corp. (x)*	7,551	124,289
Rocket Lab USA, Inc. (x)*	120,709	3,074,458
Triumph Group, Inc.*	24,528	457,692
V2X, Inc.*	4,560	218,105
Virgin Galactic Holdings, Inc. (x)*	6,313	37,120
VirTra, Inc. (x)*	2,724	18,387

		13,245,010

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	18,901	415,444
Forward Air Corp. (x)*	9,017	290,798
Hub Group, Inc., Class A	21,179	943,736
Radiant Logistics, Inc.*	11,514	77,144

		1,727,122

Building Products (1.3%)
American Woodmark Corp.*	5,664	450,458
Apogee Enterprises, Inc.	7,289	520,507
AZZ, Inc.	10,000	819,200
Caesarstone Ltd.*	4,942	21,004
CSW Industrials, Inc.	5,743	2,026,130
Gibraltar Industries, Inc.*	10,679	628,993
Griffon Corp.	13,344	951,027
Insteel Industries, Inc.	6,302	170,217
Janus International Group, Inc.*	49,967	367,257
JELD-WEN Holding, Inc.*	29,152	238,755
Masterbrand, Inc.*	42,814	625,513
Quanex Building Products Corp.	14,914	361,515
Resideo Technologies, Inc.*	51,272	1,181,820
Tecnoglass, Inc.	7,868	624,090
UFP Industries, Inc.	20,806	2,343,796
Zurn Elkay Water Solutions Corp.	50,059	1,867,201

		13,197,483

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	22,358	1,144,282
ACCO Brands Corp.	26,167	137,377
ACV Auctions, Inc., Class A*	51,885	1,120,716
Aris Water Solutions, Inc., Class A	9,359	224,148
Bridger Aerospace Group Holdings, Inc.*	1,791	3,815
BrightView Holdings, Inc.*	20,721	331,329
Brink’s Co. (The)	15,645	1,451,387
Casella Waste Systems, Inc., Class A*	21,525	2,277,560
CECO Environmental Corp.*	10,509	317,687
Cimpress plc*	6,249	448,178
CompX International, Inc.	873	22,829
CoreCivic, Inc.*	39,229	852,838
Deluxe Corp.	15,829	357,577
Driven Brands Holdings, Inc.*	21,194	342,071
Ennis, Inc.	5,994	126,413
Enviri Corp.*	27,325	210,403
GEO Group, Inc. (The)*	44,391	1,242,060
Healthcare Services Group, Inc.*	25,406	295,091
HNI Corp.	16,382	825,161
Interface, Inc., Class A	20,372	496,058
LanzaTech Global, Inc.*	46,859	64,197
Liquidity Services, Inc.*	6,523	210,628
Matthews International Corp., Class A	10,436	288,869
MillerKnoll, Inc.	24,271	548,282
Montrose Environmental Group, Inc.*	10,786	200,080
NL Industries, Inc.	3,964	30,800
OPENLANE, Inc.*	37,403	742,076
Perma-Fix Environmental Services, Inc.*	3,771	41,745
Pitney Bowes, Inc.	59,010	427,232
Quad/Graphics, Inc.	11,000	76,670
Quest Resource Holding Corp.*	4,001	26,007
Steelcase, Inc., Class A	33,568	396,774
UniFirst Corp.	5,224	893,774
Viad Corp.*	7,371	313,341
Virco Mfg. Corp.	3,532	36,203
VSE Corp.	5,776	549,298

		17,072,956

Construction & Engineering (1.6%)
Ameresco, Inc., Class A*	11,910	279,647
Arcosa, Inc.	17,010	1,645,548
Argan, Inc.	4,492	615,584
Bowman Consulting Group Ltd., Class A*	4,322	107,834
Centuri Holdings, Inc.*	4,152	80,175
Concrete Pumping Holdings, Inc.*	10,259	68,325
Construction Partners, Inc., Class A*	15,080	1,333,977
Dycom Industries, Inc.*	9,856	1,715,535
Fluor Corp.*	58,960	2,907,907
Granite Construction, Inc.	15,265	1,338,893
Great Lakes Dredge & Dock Corp.*	23,189	261,804
IES Holdings, Inc.*	2,921	587,004
Limbach Holdings, Inc.*	3,435	293,830
Matrix Service Co.*	6,355	76,069
MYR Group, Inc.*	5,688	846,204
Northwest Pipe Co.*	2,626	126,731
Orion Group Holdings, Inc.*	9,640	70,661
Primoris Services Corp.	18,738	1,431,583
Southland Holdings, Inc. (x)*	3,849	12,509
Sterling Infrastructure, Inc.*	10,377	1,748,006
Tutor Perini Corp.*	14,657	354,699

		15,902,525

Electrical Equipment (1.2%)
Allient, Inc.	3,643	88,452
American Superconductor Corp.*	12,099	297,998
Amprius Technologies, Inc.*	1,342	3,758
Array Technologies, Inc. (x)*	54,510	329,240
Atkore, Inc.	12,529	1,045,545
Blink Charging Co. (x)*	40,806	56,720
Bloom Energy Corp., Class A (x)*	70,374	1,563,007

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
ChargePoint Holdings, Inc. (x)*	100,299	$107,320
Energy Vault Holdings, Inc.*	24,480	55,815
EnerSys	13,733	1,269,341
Enovix Corp. (x)*	55,871	607,318
Fluence Energy, Inc., Class A (x)*	21,190	336,497
Freyr Battery, Inc. (x)*	44,507	114,828
FuelCell Energy, Inc. (x)*	6,469	58,480
GrafTech International Ltd. (x)*	62,904	108,824
LSI Industries, Inc.	9,370	181,965
NANO Nuclear Energy, Inc. (x)*	1,199	29,849
Net Power, Inc. (x)*	5,275	55,862
NEXTracker, Inc., Class A*	50,141	1,831,651
NuScale Power Corp., Class A*	28,844	517,173
Plug Power, Inc. (x)*	261,965	557,986
Powell Industries, Inc. (x)	3,249	720,141
Preformed Line Products Co.	800	102,232
SES AI Corp. (x)*	55,635	121,841
Shoals Technologies Group, Inc., Class A*	59,411	328,543
SolarMax Technology, Inc. (x)*	6,538	10,592
Stem, Inc. (x)*	79,372	47,861
Sunrun, Inc.*	76,609	708,633
Thermon Group Holdings, Inc.*	12,091	347,858
TPI Composites, Inc. (x)*	17,116	32,349
Ultralife Corp.*	2,492	18,565
Vicor Corp.*	7,607	367,570

		12,023,814

Ground Transportation (0.4%)
ArcBest Corp.	8,185	763,824
Covenant Logistics Group, Inc., Class A	2,096	114,253
FTAI Infrastructure, Inc.	34,126	247,755
Heartland Express, Inc.	11,314	126,943
Hertz Global Holdings, Inc. (x)*	30,465	111,502
Marten Transport Ltd.	21,011	327,982
PAMT Corp.*	2,376	38,919
Proficient Auto Logistics, Inc. (x)*	3,572	28,826
RXO, Inc.*	53,022	1,264,045
Universal Logistics Holdings, Inc.	1,948	89,491
Werner Enterprises, Inc.	21,358	767,179

		3,880,719

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	9,301	225,642

Machinery (3.6%)
374Water, Inc. (x)*	14,787	10,094
3D Systems Corp.*	31,419	103,054
Alamo Group, Inc.	3,574	664,442
Albany International Corp., Class A	10,784	862,396
Astec Industries, Inc.	8,534	286,742
Atmus Filtration Technologies, Inc.	29,368	1,150,638
Barnes Group, Inc.	15,685	741,273
Blue Bird Corp.*	11,343	438,180
Chart Industries, Inc.*	14,729	2,810,882
Columbus McKinnon Corp.	9,647	359,254
Commercial Vehicle Group, Inc.*	8,021	19,892
Douglas Dynamics, Inc.	7,591	179,375
Eastern Co. (The)	1,246	33,069
Energy Recovery, Inc.*	18,983	279,050
Enerpac Tool Group Corp., Class A	18,727	769,492
Enpro, Inc.	7,230	1,246,814
ESCO Technologies, Inc.	8,902	1,185,835
Federal Signal Corp.	21,071	1,946,750
Franklin Electric Co., Inc.	15,586	1,518,856
Gencor Industries, Inc.*	3,252	57,398
Gorman-Rupp Co. (The)	7,487	283,907
Graham Corp.*	2,720	120,958
Greenbrier Cos., Inc. (The)	10,704	652,837
Helios Technologies, Inc.	11,570	516,485
Hillenbrand, Inc.	24,593	756,973
Hillman Solutions Corp.*	68,563	667,804
Hyliion Holdings Corp.*	39,448	102,959
Hyster-Yale, Inc.	4,042	205,859
John Bean Technologies Corp. (x)	16,158	2,053,682
Kadant, Inc.	4,113	1,418,944
Kennametal, Inc.	27,373	657,499
L B Foster Co., Class A*	2,931	78,844
Lindsay Corp.	3,768	445,792
Luxfer Holdings plc	7,701	100,806
Manitowoc Co., Inc. (The)*	10,970	100,156
Mayville Engineering Co., Inc.*	4,273	67,172
Miller Industries, Inc.	3,747	244,904
Mueller Industries, Inc.	38,607	3,063,852
Mueller Water Products, Inc., Class A	53,595	1,205,888
NN, Inc.*	11,710	38,292
Omega Flex, Inc.	1,359	57,037
Park-Ohio Holdings Corp.	3,121	81,989
Proto Labs, Inc.*	9,113	356,227
REV Group, Inc.	18,008	573,915
Shyft Group, Inc. (The)	8,425	98,910
SPX Technologies, Inc.*	15,445	2,247,556
Standex International Corp.	4,046	756,562
Taylor Devices, Inc.*	733	30,507
Tennant Co.	6,636	541,033
Terex Corp.	23,419	1,082,426
Titan International, Inc.*	13,435	91,224
Trinity Industries, Inc.	28,679	1,006,633
Twin Disc, Inc.	2,643	31,055
Wabash National Corp.	14,659	251,109
Watts Water Technologies, Inc., Class A	9,341	1,899,025

		36,552,307

Marine Transportation (0.2%)
Costamare, Inc.	12,064	155,022
Genco Shipping & Trading Ltd.	15,230	212,306
Golden Ocean Group Ltd. (x)	42,708	382,664
Himalaya Shipping Ltd.	10,414	50,612
Matson, Inc.	11,492	1,549,581
Pangaea Logistics Solutions Ltd.	11,553	61,924
Safe Bulkers, Inc.	20,201	72,118

		2,484,227

Passenger Airlines (0.4%)
Allegiant Travel Co.	5,752	541,378
Blade Air Mobility, Inc.*	14,856	63,138
Frontier Group Holdings, Inc. (x)*	11,084	78,807
JetBlue Airways Corp. (x)*	107,811	847,394
Joby Aviation, Inc. (x)*	148,299	1,205,671
SkyWest, Inc.*	13,770	1,378,790

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Sun Country Airlines Holdings, Inc.*	13,746	$200,417
Wheels Up Experience, Inc. (x)*	31,729	52,353

		4,367,948

Professional Services (2.0%)
Alight, Inc., Class A	145,855	1,009,317
Asure Software, Inc.*	8,349	78,564
Barrett Business Services, Inc.	9,415	408,988
BlackSky Technology, Inc., Class A*	6,110	65,927
CBIZ, Inc.*	16,833	1,377,444
Conduent, Inc.*	60,092	242,772
CRA International, Inc.	2,379	445,349
CSG Systems International, Inc.	10,254	524,082
DLH Holdings Corp.*	1,815	14,574
ExlService Holdings, Inc.*	54,728	2,428,829
Exponent, Inc.	17,492	1,558,537
First Advantage Corp. (x)*	21,218	397,413
FiscalNote Holdings, Inc.*	28,746	30,758
Forrester Research, Inc.*	4,394	68,854
Franklin Covey Co.*	3,389	127,359
Heidrick & Struggles International, Inc.	7,099	314,557
HireQuest, Inc.	1,338	18,946
Huron Consulting Group, Inc.*	6,141	763,081
IBEX Holdings Ltd.*	3,332	71,605
ICF International, Inc.	6,545	780,229
Innodata, Inc.*	9,491	375,084
Insperity, Inc.	12,423	962,907
Kelly Services, Inc., Class A	8,839	123,216
Kforce, Inc.	6,476	367,189
Korn Ferry	18,277	1,232,784
Legalzoom.com, Inc.*	43,073	323,478
Maximus, Inc.	21,188	1,581,684
Mistras Group, Inc.*	6,730	60,974
NV5 Global, Inc.*	20,338	383,168
Planet Labs PBC*	74,752	301,998
Resources Connection, Inc.	10,956	93,455
Spire Global, Inc.*	5,710	80,340
TriNet Group, Inc.	11,272	1,023,159
TrueBlue, Inc.*	10,721	90,056
TTEC Holdings, Inc.	4,880	24,351
Upwork, Inc.*	42,745	698,881
Verra Mobility Corp., Class A*	58,124	1,405,438
Willdan Group, Inc.*	3,289	125,278
WNS Holdings Ltd.*	15,486	733,881

		20,714,506

Trading Companies & Distributors (2.2%)
Alta Equipment Group, Inc. (x)	8,341	54,550
Applied Industrial Technologies, Inc.	13,298	3,184,472
Beacon Roofing Supply, Inc.*	21,413	2,175,133
BlueLinx Holdings, Inc.*	2,998	306,276
Boise Cascade Co.	13,748	1,634,087
Custom Truck One Source, Inc.*	15,634	75,200
Distribution Solutions Group, Inc.*	3,273	112,591
DNOW, Inc.*	35,858	466,513
DXP Enterprises, Inc.*	4,333	357,992
EVI Industries, Inc.	1,935	31,637
FTAI Aviation Ltd.	35,107	5,056,812
GATX Corp.	12,499	1,936,845
Global Industrial Co.	3,943	97,747
GMS, Inc.*	13,966	1,184,736
H&E Equipment Services, Inc.	11,517	563,872
Herc Holdings, Inc.	9,731	1,842,370
Hudson Technologies, Inc.*	13,218	73,756
Karat Packaging, Inc.	2,291	69,326
McGrath RentCorp	8,313	929,560
MRC Global, Inc.*	30,584	390,863
Rush Enterprises, Inc., Class A	20,917	1,146,042
Rush Enterprises, Inc., Class B	2,690	146,444
Titan Machinery, Inc.*	5,667	80,075
Transcat, Inc.*	3,041	321,555
Willis Lease Finance Corp.	901	187,003
Xometry, Inc., Class A (x)*	14,223	606,753

		23,032,210

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	3,304	39,417

Total Industrials		164,465,886

Information Technology (12.5%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.*	27,413	228,350
Applied Optoelectronics, Inc. (x)*	13,761	507,231
Aviat Networks, Inc.*	4,279	77,493
Calix, Inc.*	20,218	705,002
Clearfield, Inc.*	4,152	128,712
CommScope Holding Co., Inc.*	74,171	386,431
Digi International, Inc.*	13,023	393,685
Extreme Networks, Inc.*	45,958	769,337
Harmonic, Inc.*	38,012	502,899
Infinera Corp. (x)*	73,689	484,137
NETGEAR, Inc.*	10,321	287,646
NetScout Systems, Inc.*	23,541	509,898
Ribbon Communications, Inc.*	28,156	117,129
Viasat, Inc. (x)*	43,191	367,555
Viavi Solutions, Inc.*	76,224	769,862

		6,235,367

Electronic Equipment, Instruments & Components (2.7%)
908 Devices, Inc.*	8,394	18,467
Advanced Energy Industries, Inc.	12,954	1,497,871
Aeva Technologies, Inc.*	6,462	30,694
Arlo Technologies, Inc.*	34,009	380,561
Badger Meter, Inc.	10,303	2,185,472
Bel Fuse, Inc., Class A	393	35,401
Bel Fuse, Inc., Class B	3,759	310,005
Belden, Inc.	14,007	1,577,328
Benchmark Electronics, Inc.	12,833	582,618
Climb Global Solutions, Inc.	1,448	183,534
CTS Corp.	10,600	558,938
Daktronics, Inc.*	13,488	227,408
ePlus, Inc.*	9,509	702,525
Evolv Technologies Holdings, Inc. (x)*	33,652	132,925
Fabrinet*	12,570	2,763,892
FARO Technologies, Inc.*	5,435	137,832
Insight Enterprises, Inc.*	9,642	1,466,548
Itron, Inc.*	15,927	1,729,354
Kimball Electronics, Inc.*	7,297	136,673
Knowles Corp.*	30,437	606,609
Lightwave Logic, Inc. (x)*	36,600	76,860

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Methode Electronics, Inc.	8,843	$104,259
MicroVision, Inc. (x)*	53,578	70,187
Mirion Technologies, Inc., Class A*	71,670	1,250,641
Napco Security Technologies, Inc.	12,148	431,983
nLight, Inc.*	13,053	136,926
Novanta, Inc.*	12,520	1,912,680
OSI Systems, Inc.*	5,413	906,299
Ouster, Inc.*	11,225	137,170
PAR Technology Corp.*	11,807	858,015
PC Connection, Inc.	3,767	260,940
Plexus Corp.*	9,463	1,480,770
Powerfleet, Inc.*	31,110	207,193
Richardson Electronics Ltd.	2,988	41,922
Rogers Corp.*	6,448	655,181
Sanmina Corp.*	18,910	1,430,920
ScanSource, Inc.*	8,100	384,345
SmartRent, Inc., Class A*	65,546	114,706
TTM Technologies, Inc.*	36,075	892,856
Vishay Intertechnology, Inc.	44,413	752,356
Vishay Precision Group, Inc.*	4,192	98,386

		27,469,250

IT Services (0.5%)
Applied Digital Corp. (x)*	57,918	442,493
ASGN, Inc.*	15,242	1,270,268
Backblaze, Inc., Class A*	10,401	62,614
BigBear.ai Holdings, Inc. (x)*	26,509	117,965
BigCommerce Holdings, Inc.*	17,411	106,555
Core Scientific, Inc. (x)*	62,594	879,446
Couchbase, Inc.*	13,397	208,859
DigitalOcean Holdings, Inc.*	23,033	784,734
Fastly, Inc., Class A*	45,311	427,736
Grid Dynamics Holdings, Inc.*	20,474	455,342
Hackett Group, Inc. (The)	8,924	274,145
Information Services Group, Inc.	9,896	33,053
Rackspace Technology, Inc.*	31,567	69,763
Tucows, Inc., Class A*	2,520	43,193
Unisys Corp.*	16,942	107,243

		5,283,409

Semiconductors & Semiconductor Equipment (2.3%)
ACM Research, Inc., Class A*	18,369	277,372
Aehr Test Systems (x)*	6,856	114,015
Alpha & Omega Semiconductor Ltd.*	8,363	309,682
Ambarella, Inc.*	12,847	934,491
Axcelis Technologies, Inc.*	11,410	797,217
CEVA, Inc.*	7,725	243,724
Cohu, Inc.*	16,244	433,715
Credo Technology Group Holding Ltd.*	47,818	3,213,848
Diodes, Inc.*	15,596	961,805
Everspin Technologies, Inc.*	4,641	29,656
FormFactor, Inc.*	27,163	1,195,172
GCT Semiconductor Holding, Inc. (x)*	6,062	14,125
Ichor Holdings Ltd.*	11,351	365,729
Impinj, Inc.*	7,894	1,146,682
indie Semiconductor, Inc., Class A (x)*	55,937	226,545
Kulicke & Soffa Industries, Inc.	18,487	862,603
MaxLinear, Inc., Class A*	26,853	531,152
Navitas Semiconductor Corp., Class A (x)*	30,396	108,514
NVE Corp.	1,544	125,728
PDF Solutions, Inc.*	11,188	302,971
Penguin Solutions, Inc.*	18,316	351,484
Photronics, Inc.*	20,980	494,289
Power Integrations, Inc.	19,802	1,221,783
QuickLogic Corp. (x)*	3,494	39,482
Rambus, Inc.*	37,663	1,990,866
Rigetti Computing, Inc. (x)*	52,684	803,958
Semtech Corp.*	25,192	1,558,125
Silicon Laboratories, Inc.*	11,215	1,393,127
SiTime Corp.*	6,518	1,398,307
SkyWater Technology, Inc.*	6,966	96,131
Synaptics, Inc.*	14,080	1,074,586
Ultra Clean Holdings, Inc.*	15,716	564,990
Veeco Instruments, Inc.*	19,564	524,315

		23,706,189

Software (6.0%)
8x8, Inc.*	40,688	108,637
A10 Networks, Inc.	24,492	450,653
ACI Worldwide, Inc.*	36,756	1,908,004
Adeia, Inc.	38,430	537,251
Agilysys, Inc.*	7,864	1,035,767
Airship AI Holdings, Inc. (x)*	2,574	16,113
Alarm.com Holdings, Inc.*	16,735	1,017,488
Alkami Technology, Inc.*	17,686	648,722
Altair Engineering, Inc., Class A*	19,383	2,114,879
Amplitude, Inc., Class A*	25,268	266,577
Appian Corp., Class A*	13,962	460,467
Arteris, Inc.*	8,708	88,735
Asana, Inc., Class A*	29,656	601,127
AudioEye, Inc.*	2,897	44,063
Aurora Innovation, Inc., Class A (x)*	332,190	2,092,797
AvePoint, Inc.*	44,123	728,471
Bit Digital, Inc. (x)*	30,531	89,456
Blackbaud, Inc.*	14,201	1,049,738
BlackLine, Inc.*	20,252	1,230,512
Blend Labs, Inc., Class A*	81,784	344,311
Box, Inc., Class A*	49,385	1,560,566
Braze, Inc., Class A*	22,937	960,602
C3.ai, Inc., Class A (x)*	38,071	1,310,785
Cerence, Inc.*	9,815	77,048
Cipher Mining, Inc.*	67,996	315,501
Cleanspark, Inc. (x)*	84,527	778,494
Clear Secure, Inc., Class A	31,155	829,969
Clearwater Analytics Holdings, Inc., Class A*	61,649	1,696,580
Commvault Systems, Inc.*	14,996	2,263,046
Consensus Cloud Solutions, Inc.*	6,106	145,689
CS Disco, Inc.*	13,965	69,685
Daily Journal Corp.*	483	274,339
Digimarc Corp. (x)*	4,827	180,771
Digital Turbine, Inc. (x)*	23,179	39,173
Domo, Inc., Class B*	8,878	62,856
D-Wave Quantum, Inc. (x)*	33,003	277,225
E2open Parent Holdings, Inc.*	67,919	180,665
eGain Corp.*	6,845	42,644
Enfusion, Inc., Class A*	15,894	163,708
EverCommerce, Inc.*	7,516	82,751

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Freshworks, Inc., Class A*	72,203	$1,167,523
Hut 8 Corp. (x)*	28,375	581,404
Intapp, Inc.*	18,357	1,176,500
InterDigital, Inc.	8,737	1,692,532
Jamf Holding Corp.*	28,243	396,814
Kaltura, Inc.*	25,165	55,363
Life360, Inc. (x)*	2,520	104,000
LiveRamp Holdings, Inc.*	22,775	691,677
Logility Supply Chain Solutions, Inc.	9,877	109,437
MARA Holdings, Inc. (x)*	98,709	1,655,350
Matterport, Inc.*	89,941	426,320
Meridianlink, Inc.*	10,572	218,312
Mitek Systems, Inc.*	11,250	125,213
N-able, Inc.*	25,650	239,571
NCR Voyix Corp.*	50,942	705,037
NextNav, Inc. (x)*	25,374	394,819
Olo, Inc., Class A*	34,806	267,310
ON24, Inc.*	10,418	67,300
OneSpan, Inc.*	13,017	241,335
Ooma, Inc.*	6,189	87,017
Pagaya Technologies Ltd., Class A (x)*	8,972	83,350
PagerDuty, Inc.*	30,497	556,875
Porch Group, Inc.*	19,948	98,144
Prairie Operating Co. (x)*	1,028	7,114
Progress Software Corp.	14,718	958,878
PROS Holdings, Inc.*	16,180	355,313
Q2 Holdings, Inc.*	20,644	2,077,819
Qualys, Inc.*	13,021	1,825,805
Rapid7, Inc.*	21,701	873,031
Red Violet, Inc.*	3,742	135,460
Rekor Systems, Inc. (x)*	18,236	28,448
ReposiTrak, Inc. (x)	3,651	80,797
Rimini Street, Inc.*	17,599	46,989
Riot Platforms, Inc. (x)*	98,688	1,007,604
Roadzen, Inc.*	9,043	19,714
Sapiens International Corp. NV	11,411	306,614
SEMrush Holdings, Inc., Class A*	9,335	110,900
Silvaco Group, Inc. (x)*	1,520	12,282
SolarWinds Corp.	19,090	272,033
SoundHound AI, Inc., Class A (x)*	105,687	2,096,830
SoundThinking, Inc.*	2,426	31,684
Sprinklr, Inc., Class A*	38,784	327,725
Sprout Social, Inc., Class A*	17,054	523,728
SPS Commerce, Inc.*	12,906	2,374,575
Telos Corp.*	19,179	65,592
Tenable Holdings, Inc.*	41,377	1,629,426
Terawulf, Inc.*	89,345	505,693
Varonis Systems, Inc.*	38,644	1,716,953
Verint Systems, Inc.*	22,436	615,868
Vertex, Inc., Class A*	19,079	1,017,865
Viant Technology, Inc., Class A*	3,832	72,770
Weave Communications, Inc.*	13,549	215,700
WM Technology, Inc.*	20,496	28,284
Workiva, Inc., Class A*	17,714	1,939,683
Xperi, Inc.*	14,412	148,011
Yext, Inc.*	39,770	252,937
Zeta Global Holdings Corp., Class A*	61,243	1,101,762
Zuora, Inc., Class A*	50,875	504,680

		60,575,635

Technology Hardware, Storage & Peripherals (0.4%)
CompoSecure, Inc., Class A (x)	6,301	96,594
Corsair Gaming, Inc.*	14,660	96,903
CPI Card Group, Inc.*	1,810	54,101
Diebold Nixdorf, Inc.*	8,852	380,990
Eastman Kodak Co.*	17,565	115,402
Immersion Corp.	7,327	63,965
IonQ, Inc. (x)*	69,310	2,895,079
Turtle Beach Corp.*	4,982	86,238
Xerox Holdings Corp. (x)	39,744	335,042

		4,124,314

Total Information Technology		127,394,164

Materials (3.9%)
Chemicals (1.7%)
AdvanSix, Inc.	9,577	272,849
American Vanguard Corp.	9,271	42,925
Arcadium Lithium plc*	379,976	1,949,277
Arq, Inc.*	8,617	65,231
ASP Isotopes, Inc. (x)*	12,721	57,626
Aspen Aerogels, Inc. (x)*	20,893	248,209
Avient Corp.	31,325	1,279,939
Balchem Corp.	11,311	1,843,636
Cabot Corp.	18,868	1,722,837
Core Molding Technologies, Inc.*	2,705	44,741
Ecovyst, Inc.*	40,681	310,803
Hawkins, Inc.	6,692	820,908
HB Fuller Co.	19,167	1,293,389
Ingevity Corp.*	12,451	507,378
Innospec, Inc.	8,628	949,598
Intrepid Potash, Inc.*	4,204	92,152
Koppers Holdings, Inc.	7,163	232,081
Kronos Worldwide, Inc.	8,896	86,736
LSB Industries, Inc.*	17,864	135,588
Mativ Holdings, Inc.	20,061	218,665
Minerals Technologies, Inc.	10,979	836,709
Northern Technologies International Corp. (x)	1,890	25,496
Orion SA	20,430	322,590
Perimeter Solutions, Inc.*	47,233	603,638
PureCycle Technologies, Inc. (x)*	41,414	424,493
Quaker Chemical Corp.	4,779	672,692
Rayonier Advanced Materials, Inc.*	18,568	153,186
Sensient Technologies Corp.	14,387	1,025,217
Stepan Co.	7,870	509,189
Tronox Holdings plc	41,081	413,686
Valhi, Inc.	1,048	24,513

		17,185,977

Construction Materials (0.5%)
Knife River Corp.*	19,956	2,028,328
Smith-Midland Corp. (x)*	1,128	50,151
Summit Materials, Inc., Class A*	42,482	2,149,589
United States Lime & Minerals, Inc.	3,611	479,324

		4,707,392

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	34,887	105,010
Greif, Inc., Class A	8,764	535,656
Greif, Inc., Class B	1,645	111,613
Myers Industries, Inc.	10,961	121,010

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
O-I Glass, Inc.*	54,155	$587,040
Pactiv Evergreen, Inc.	12,690	221,694
Ranpak Holdings Corp., Class A*	14,053	96,685
TriMas Corp.	14,380	353,604

		2,132,312

Metals & Mining (1.4%)
Alpha Metallurgical Resources, Inc.*	3,856	771,663
Arch Resources, Inc.	6,177	872,316
Caledonia Mining Corp. plc	6,139	57,768
Carpenter Technology Corp.	16,379	2,779,680
Century Aluminum Co.*	18,463	336,396
Coeur Mining, Inc.*	136,710	781,981
Commercial Metals Co.	39,212	1,944,915
Compass Minerals International, Inc.	8,437	94,916
Constellium SE*	44,939	461,523
Contango ORE, Inc. (x)*	4,335	43,437
Critical Metals Corp.*	1,943	13,193
Dakota Gold Corp.*	26,978	59,352
Hecla Mining Co.	202,810	995,797
i-80 Gold Corp.*	77,034	37,361
Ivanhoe Electric, Inc. (x)*	29,352	221,608
Kaiser Aluminum Corp.	5,603	393,723
Lifezone Metals Ltd.*	10,089	70,119
MAC Copper Ltd.*	18,994	201,716
Materion Corp.	7,025	694,632
Metallus, Inc.*	13,824	195,333
Novagold Resources, Inc.*	85,429	284,479
Olympic Steel, Inc.	2,455	80,548
Perpetua Resources Corp.*	11,980	127,827
Piedmont Lithium, Inc. (x)*	4,494	39,278
Radius Recycling, Inc.	8,303	126,372
Ramaco Resources, Inc., Class A (x)	10,304	105,719
Ramaco Resources, Inc., Class B	1,368	13,516
Ryerson Holding Corp.	8,920	165,109
SSR Mining, Inc.*	71,668	498,809
SunCoke Energy, Inc.	30,690	328,383
Tredegar Corp.*	9,574	73,528
Universal Stainless & Alloy Products, Inc.*	2,222	97,835
Warrior Met Coal, Inc.	18,188	986,517
Worthington Steel, Inc.	11,525	366,725

		14,322,074

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,972	118,246
Sylvamo Corp.	12,103	956,379

		1,074,625

Total Materials		39,422,380

Real Estate (5.5%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	25,511	452,565
Alpine Income Property Trust, Inc. (REIT)	5,173	86,855
American Assets Trust, Inc. (REIT)	16,386	430,296
Armada Hoffler Properties, Inc. (REIT)	26,060	266,594
Broadstone Net Lease, Inc. (REIT)	67,199	1,065,776
CTO Realty Growth, Inc. (REIT)	7,119	140,315
Empire State Realty Trust, Inc. (REIT), Class A	47,224	487,352
Essential Properties Realty Trust, Inc. (REIT)	60,366	1,888,248
Gladstone Commercial Corp. (REIT)	13,795	224,031
Global Net Lease, Inc. (REIT)	68,720	501,656
NexPoint Diversified Real Estate Trust (REIT)	13,971	85,223
One Liberty Properties, Inc. (REIT)	5,620	153,089

		5,782,000

Health Care REITs (0.7%)
American Healthcare REIT, Inc. (REIT)	52,498	1,491,993
CareTrust REIT, Inc. (REIT)	61,471	1,662,791
Community Healthcare Trust, Inc. (REIT)	8,597	165,148
Diversified Healthcare Trust (REIT)	69,484	159,813
Global Medical REIT, Inc. (REIT)	17,981	138,813
LTC Properties, Inc. (REIT)	15,572	538,013
National Health Investors, Inc. (REIT)	14,761	1,022,937
Sabra Health Care REIT, Inc. (REIT)	82,949	1,436,677
Strawberry Fields REIT, Inc. (REIT)	1,079	11,373
Universal Health Realty Income Trust (REIT)	3,978	148,021

		6,775,579

Hotel & Resort REITs (0.7%)
Apple Hospitality REIT, Inc. (REIT)	80,746	1,239,451
Braemar Hotels & Resorts, Inc. (REIT)	27,116	81,348
Chatham Lodging Trust (REIT)	15,568	139,334
DiamondRock Hospitality Co. (REIT)	71,816	648,498
Pebblebrook Hotel Trust (REIT)	41,879	567,460
RLJ Lodging Trust (REIT)	53,878	550,094
Ryman Hospitality Properties, Inc. (REIT)	20,205	2,108,190
Service Properties Trust (REIT)	58,444	148,448
Summit Hotel Properties, Inc. (REIT)	37,535	257,115
Sunstone Hotel Investors, Inc. (REIT)	72,269	855,665
Xenia Hotels & Resorts, Inc. (REIT)	36,406	540,993

		7,136,596

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	16,737	61,090
Innovative Industrial Properties, Inc. (REIT)	9,928	661,602
LXP Industrial Trust (REIT)	101,326	822,767
Plymouth Industrial REIT, Inc. (REIT)	13,476	239,873
Terreno Realty Corp. (REIT)	32,727	1,935,475

		3,720,807

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	61,917	346,735
City Office REIT, Inc. (REIT)	17,435	96,241
COPT Defense Properties (REIT)	39,831	1,232,770
Douglas Emmett, Inc. (REIT)	41,436	769,052
Easterly Government Properties, Inc. (REIT), Class A	32,986	374,721

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Franklin Street Properties Corp. (REIT)	25,022	$45,790
Hudson Pacific Properties, Inc. (REIT)	35,609	107,895
JBG SMITH Properties (REIT)	30,002	461,131
NET Lease Office Properties (REIT)*	3,670	114,541
Orion Office REIT, Inc. (REIT)	23,405	86,833
Paramount Group, Inc. (REIT)	71,299	352,217
Peakstone Realty Trust (REIT) (x)	11,711	129,641
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,981	393,276
Postal Realty Trust, Inc. (REIT), Class A	7,644	99,754
SL Green Realty Corp. (REIT)	24,402	1,657,384

		6,267,981

Real Estate Management & Development (0.5%)
American Realty Investors, Inc. (x)*	716	10,511
Anywhere Real Estate, Inc.*	34,937	115,292
Compass, Inc., Class A*	128,679	752,772
Cushman & Wakefield plc*	62,587	818,638
eXp World Holdings, Inc. (x)	28,500	328,035
Forestar Group, Inc.*	5,383	139,527
FRP Holdings, Inc.*	4,092	125,338
Kennedy-Wilson Holdings, Inc.	37,690	376,523
Marcus & Millichap, Inc.	8,873	339,481
Maui Land & Pineapple Co., Inc.*	3,033	66,665
Newmark Group, Inc., Class A	47,874	613,266
Offerpad Solutions, Inc. (x)*	2,587	7,373
Opendoor Technologies, Inc. (x)*	216,596	346,554
RE/MAX Holdings, Inc., Class A*	7,226	77,101
Real Brokerage, Inc. (The)*	30,661	141,041
Redfin Corp.*	41,595	327,353
RMR Group, Inc. (The), Class A	5,712	117,896
St Joe Co. (The)	12,646	568,185
Star Holdings*	4,447	43,269
Stratus Properties, Inc.*	1,803	37,430
Tejon Ranch Co.*	7,261	115,450
Transcontinental Realty Investors, Inc.*	683	20,360

		5,488,060

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A (x)*	47,828	434,757
BRT Apartments Corp. (REIT)	4,508	81,279
Centerspace (REIT)	5,842	386,448
Clipper Realty, Inc. (REIT) (x)	5,310	24,320
Elme Communities (REIT)	31,434	479,997
Independence Realty Trust, Inc. (REIT)	79,702	1,581,288
NexPoint Residential Trust, Inc. (REIT)	8,533	356,253
UMH Properties, Inc. (REIT)	23,564	444,888
Veris Residential, Inc. (REIT)	28,240	469,631

		4,258,861

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	38,641	933,566
Alexander’s, Inc. (REIT)	680	136,041
CBL & Associates Properties, Inc. (REIT)	8,418	247,573
Curbline Properties Corp. (REIT)	32,105	745,478
FrontView REIT, Inc. (REIT) (x)	3,486	63,201
Getty Realty Corp. (REIT)	17,494	527,094
InvenTrust Properties Corp. (REIT)	25,633	772,322
Kite Realty Group Trust (REIT)	76,624	1,933,990
Macerich Co. (The) (REIT)	81,272	1,618,938
NETSTREIT Corp. (REIT) (x)	26,319	372,414
Phillips Edison & Co., Inc. (REIT)	43,310	1,622,393
Retail Opportunity Investments Corp. (REIT)	42,496	737,731
Saul Centers, Inc. (REIT)	3,622	140,534
SITE Centers Corp. (REIT)	16,233	248,203
Tanger, Inc. (REIT)	37,874	1,292,640
Urban Edge Properties (REIT)	42,778	919,727
Whitestone REIT (REIT)	17,678	250,497

		12,562,342

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	12,421	146,071
Four Corners Property Trust, Inc. (REIT)	33,628	912,664
Gladstone Land Corp. (REIT)	10,079	109,357
Outfront Media, Inc. (REIT)	53,044	941,000
PotlatchDeltic Corp. (REIT)	28,219	1,107,596
Safehold, Inc. (REIT)	17,854	329,942
Uniti Group, Inc. (REIT)	79,250	435,875

		3,982,505

Total Real Estate		55,974,731

Utilities (2.4%)
Electric Utilities (0.7%)
ALLETE, Inc.	20,107	1,302,934
Genie Energy Ltd., Class B	5,524	86,119
Hawaiian Electric Industries, Inc.*	57,351	558,025
MGE Energy, Inc.	12,820	1,204,567
Otter Tail Corp.	14,531	1,072,969
Portland General Electric Co.	35,867	1,564,519
TXNM Energy, Inc.	30,500	1,499,685

		7,288,818

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A	41,564	1,662,976
Chesapeake Utilities Corp.	7,586	920,561
New Jersey Resources Corp.	34,261	1,598,276
Northwest Natural Holding Co.	12,809	506,724
ONE Gas, Inc.	19,541	1,353,214
RGC Resources, Inc.	2,480	49,749
Southwest Gas Holdings, Inc.	21,129	1,494,031
Spire, Inc.	19,912	1,350,631

		8,936,162

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A (x)*	23,461	95,486
Montauk Renewables, Inc.*	21,847	86,951
Ormat Technologies, Inc.	19,481	1,319,254

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Sunnova Energy International, Inc. (x)*	26,633	$91,351

		1,593,042

Multi-Utilities (0.4%)
Avista Corp.	27,795	1,018,131
Black Hills Corp.	23,677	1,385,578
Northwestern Energy Group, Inc.	21,333	1,140,462
Unitil Corp.	5,769	312,622

		3,856,793

Water Utilities (0.3%)
American States Water Co.	12,721	988,676
Cadiz, Inc. (x)*	13,526	70,335
California Water Service Group	20,549	931,486
Consolidated Water Co. Ltd.	4,227	109,437
Global Water Resources, Inc.	4,086	46,989
Middlesex Water Co.	6,125	322,359
Pure Cycle Corp.*	7,218	91,524
SJW Group	11,441	563,126
York Water Co. (The)	4,176	136,639

		3,260,571

Total Utilities		24,935,386

Total Common Stocks (90.2%) (Cost $647,789,323)		922,320,855

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	10,401	—
Chinook Therapeutics, Inc., CVR *	20,304	10,152
Icosavax, Inc., CVR *	6,876	2,063
Inhibrx, Inc., CVR (r)*	11,170	5,424

Total Health Care		17,639

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	5,400	10,800

Total Materials		10,800

Total Rights (0.0%)† (Cost $18,713)		28,439

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29 (x)*	872	2,795

Total Health Care		2,795

Total Warrants (0.0%)† (Cost $—)		2,795

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 4.37% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	5,532,549	5,532,549
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	45,087,674	45,105,709
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.43% (7 day yield) (xx)	7,000,000	7,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		76,638,258

Total Short-Term Investments (7.5%) (Cost $76,615,813)		76,638,258

Total Investments in Securities (97.7%) (Cost $724,423,849)		998,990,347
Other Assets Less Liabilities (2.3%)		23,676,803

Net Assets (100%)		$1,022,667,150

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $615,161 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $49,326,188. This was collateralized by $20,460,653 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/7/25 - 8/15/54 and by cash of $31,532,549 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.**	6,645	542,238	106,830	(64,881)	12,167	82,366	678,720	9,331	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	21,865	312,545	30,756	(17,174)	(389)	(50,458)	275,280	51,320	—

Total		854,783	137,586	(82,055)	11,778	31,908	954,000	60,651	—

**	Not affiliated at December 31, 2024.

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	895	3/2025	USD	100,678,550	(5,905,025)

					(5,905,025)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$24,853,768	$—	$—		$24,853,768
Consumer Discretionary	89,739,658	—	—	(a)	89,739,658
Consumer Staples	26,020,396	—	—		26,020,396
Energy	47,366,134	—	—		47,366,134
Financials	171,950,995	—	—		171,950,995
Health Care	150,189,437	—	7,920		150,197,357
Industrials	164,465,886	—	—		164,465,886
Information Technology	127,394,164	—	—		127,394,164
Materials	39,422,380	—	—		39,422,380
Real Estate	55,974,731	—	—		55,974,731
Utilities	24,935,386	—	—		24,935,386
Rights
Health Care	—	12,215	5,424		17,639
Materials	—	10,800	—		10,800
Short-Term Investments
Investment Companies	76,638,258	—	—		76,638,258
Warrants
Health Care	—	2,795	—		2,795

Total Assets	$998,951,193	$25,810	$13,344		$998,990,347

Liabilities:
Futures	$(5,905,025)	$—	$—		$(5,905,025)

Total Liabilities	$(5,905,025)	$—	$—		$(5,905,025)

Total	$993,046,168	$25,810	$13,344		$993,085,322

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(5,905,025	)*

Total		$(5,905,025)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$18,178,419	$18,178,419

Total	$18,178,419	$18,178,419

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(12,561,937)	$(12,561,937)

Total	$(12,561,937)	$(12,561,937)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$98,687,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$188,423,071
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$223,970,283

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 7%)*	Net Proceeds of Sales and Redemptions (affiliated 15%)*	Net Realized Gain (Loss)
$12,962,495	$33,031,911	$14,829,118

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$398,271,426
Aggregate gross unrealized depreciation	(133,983,944)

Net unrealized appreciation	$264,287,482

Federal income tax cost of investments in securities and derivative instruments, if applicable	$728,797,840

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $724,423,849)	$998,990,347
Cash	46,942,006
Cash held as collateral at broker for futures	8,046,120
Dividends, interest and other receivables	1,307,430
Due from broker for futures variation margin	93,876
Securities lending income receivable	40,183
Other assets	4,038

Total assets	1,055,424,000

LIABILITIES
Payable for return of collateral on securities loaned	31,532,549
Payable for Portfolio shares repurchased	654,636
Investment management fees payable	371,977
Administrative fees payable	113,053
Payable for securities purchased	868
Accrued expenses	83,767

Total liabilities	32,756,850

Commitments and contingent liabilities^
NET ASSETS	$1,022,667,150

Net assets were comprised of:
Paid in capital	$825,722,038
Total distributable earnings (loss)	196,945,112

Net assets	$1,022,667,150

Class K
Net asset value, offering and redemption price per share, $1,022,667,150 / 93,677,137 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.92

(x)	Includes value of securities on loan of $49,326,188.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($60,651 of dividend income received from affiliates) (net of $33,946 foreign withholding tax)	$13,309,836
Interest	2,882,094
Securities lending (net)	846,141

Total income	17,038,071

EXPENSES
Investment management fees	4,475,318
Administrative fees	1,249,518
Custodian fees	152,300
Printing and mailing expenses	92,683
Professional fees	91,030
Trustees’ fees	31,986
Miscellaneous	29,100

Gross expenses	6,121,935
Less: Waiver from investment manager	(154,635)

Net expenses	5,967,300

NET INVESTMENT INCOME (LOSS)	11,070,771

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($11,778 realized gain (loss) from affiliates)	54,347,145
Futures contracts	18,178,419

Net realized gain (loss)	72,525,564

Change in unrealized appreciation (depreciation) on:
Investments in securities ($31,908 of change in unrealized appreciation (depreciation) from affiliates)	35,400,057
Futures contracts	(12,561,937)

Net change in unrealized appreciation (depreciation)	22,838,120

NET REALIZED AND UNREALIZED GAIN (LOSS)	95,363,684

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,434,455

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,070,771	$10,202,228
Net realized gain (loss)	72,525,564	28,885,762
Net change in unrealized appreciation (depreciation)	22,838,120	103,820,695

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	106,434,455	142,908,685

Distributions to shareholders:
Class K	(91,668,955)	(28,526,568)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 9,243,097 and 50,741 shares, respectively ]	100,680,220	504,196
Capital shares issued in reinvestment of dividends and distributions [ 7,965,374 and 2,691,673 shares, respectively ]	91,668,955	28,526,568
Capital shares repurchased [ (13,513,628) and (12,220,556) shares, respectively ]	(150,909,536)	(122,198,795)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	41,439,639	(93,168,031)

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,205,139	21,214,086
NET ASSETS:
Beginning of year	966,462,011	945,247,925

End of year	$1,022,667,150	$966,462,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2024	2023	2022	2021		2020
Net asset value, beginning of year	$10.74	$9.50	$12.62	$13.23		$12.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.11	0.09	0.07	(aa)	0.08
Net realized and unrealized gain (loss)	1.09	1.45	(2.93)	1.77		2.14

Total from investment operations	1.22	1.56	(2.84)	1.84		2.22

Less distributions:
Dividends from net investment income	(0.18)	(0.15)	(0.10)	(0.09)		(0.12)
Distributions from net realized gains	(0.86)	(0.17)	(0.18)	(2.36)		(0.94)

Total dividends and distributions	(1.04)	(0.32)	(0.28)	(2.45)		(1.06)

Net asset value, end of year	$10.92	$10.74	$9.50	$12.62		$13.23

Total return	11.00%	16.52%	(22.53)%	14.23%		18.76%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,022,667	$966,462	$945,248	$1,311,458		$1,401,711
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.60%	0.60%	0.60	%(g)	0.60%
Before waivers (f)	0.62%	0.61%	0.60%	0.60	%(g)	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.11%	1.09%	0.90%	0.46	%(bb)	0.74%
Before waivers (f)	1.10%	1.08%	0.90%	0.46	%(bb)	0.73%
Portfolio turnover rate^	21%	10%	13%	19%		28%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.06.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for class K would have been 0.07% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.7%)
ANZ Group Holdings Ltd.	190,627	$3,367,394
APA Group	80,198	345,981
Aristocrat Leisure Ltd.	36,148	1,529,473
ASX Ltd.	12,095	487,202
BHP Group Ltd.	324,040	7,932,328
BlueScope Steel Ltd.	28,222	326,477
Brambles Ltd.	88,226	1,050,648
CAR Group Ltd.	24,072	536,824
Cochlear Ltd.	4,100	735,627
Coles Group Ltd.	86,781	1,014,641
Commonwealth Bank of Australia	107,000	10,149,387
Computershare Ltd.	33,422	702,308
Endeavour Group Ltd.	93,930	244,180
Fortescue Ltd.	107,270	1,211,705
Glencore plc	664,442	2,939,634
Goodman Group (REIT)	110,884	2,446,032
GPT Group (The) (REIT)	129,422	350,062
Insurance Australia Group Ltd.	148,569	777,954
Lottery Corp. Ltd. (The)	139,865	427,653
Macquarie Group Ltd.	23,206	3,183,637
Medibank Pvt Ltd.	169,467	397,539
Mineral Resources Ltd.	11,263	238,765
Mirvac Group (REIT) (x)	245,870	285,340
National Australia Bank Ltd.	196,698	4,516,785
Northern Star Resources Ltd.	73,063	698,233
Orica Ltd.	31,985	328,236
Origin Energy Ltd.	108,005	728,662
Pro Medicus Ltd.	3,742	579,306
Qantas Airways Ltd.*	49,674	275,789
QBE Insurance Group Ltd.	96,459	1,146,303
Ramsay Health Care Ltd.	11,623	248,483
REA Group Ltd. (x)	3,394	490,118
Reece Ltd.	15,276	211,605
Rio Tinto Ltd.	23,352	1,697,734
Rio Tinto plc	72,569	4,290,805
Santos Ltd.	209,460	866,030
Scentre Group (REIT)	331,194	703,124
SEEK Ltd.	22,922	320,214
SGH Ltd.	13,051	372,473
Sonic Healthcare Ltd.	28,969	484,299
South32 Ltd.	291,443	613,321
Stockland (REIT)	151,351	449,658
Suncorp Group Ltd.	83,144	978,292
Telstra Group Ltd.	264,878	657,424
Transurban Group	201,823	1,672,657
Treasury Wine Estates Ltd.	51,637	362,115
Vicinity Ltd. (REIT)	240,209	312,222
Washington H Soul Pattinson & Co. Ltd. (x)	14,970	317,072
Wesfarmers Ltd.	73,045	3,233,957
Westpac Banking Corp.	220,095	4,402,883
WiseTech Global Ltd.	11,767	881,702
Woodside Energy Group Ltd.	119,550	1,820,289
Woolworths Group Ltd.	77,900	1,470,112

		75,810,694

Austria (0.2%)
Erste Group Bank AG	21,214	1,310,928
Mondi plc	29,235	436,264
OMV AG	9,900	383,009
Verbund AG	4,452	322,800

		2,453,001

Belgium (0.7%)
Ageas SA/NV	10,488	509,521
Anheuser-Busch InBev SA/NV	57,171	2,857,393
D’ieteren Group	1,306	217,398
Elia Group SA/NV	1,809	139,415
Groupe Bruxelles Lambert NV	5,125	350,642
KBC Group NV	14,462	1,116,644
Lotus Bakeries NV	27	301,494
Sofina SA	977	221,026
Syensqo SA	4,942	361,209
UCB SA	7,992	1,591,130
Warehouses De Pauw CVA (REIT)	11,695	230,171

		7,896,043

Brazil (0.0%)†
Yara International ASA	11,132	294,379

Burkina Faso (0.0%)†
Endeavour Mining plc	11,473	204,674

Chile (0.1%)
Antofagasta plc	24,983	497,292

China (0.5%)
BOC Hong Kong Holdings Ltd.	239,417	769,116
Prosus NV	87,819	3,488,596
SITC International Holdings Co. Ltd.	81,892	218,262
Wharf Holdings Ltd. (The) (x)	69,262	194,856
Wilmar International Ltd.	118,045	267,960
Yangzijiang Shipbuilding Holdings Ltd.	163,500	357,972

		5,296,762

Denmark (2.6%)
AP Moller - Maersk A/S, Class A (x)	168	269,375
AP Moller - Maersk A/S, Class B	297	492,058
Carlsberg A/S, Class B	6,254	599,558
Coloplast A/S, Class B	8,172	892,773
Danske Bank A/S	43,800	1,239,466
Demant A/S*	5,490	201,616
DSV A/S	12,976	2,761,518
Genmab A/S*	4,097	848,279
Novo Nordisk A/S, Class B	205,850	17,585,347
Novonesis (Novozymes) B	22,681	1,285,438
Orsted A/S (m)*	10,758	484,704
Pandora A/S	5,375	984,097
ROCKWOOL A/S, Class B	670	237,565
Tryg A/S (x)	20,753	436,850
Vestas Wind Systems A/S*	63,371	864,015
Zealand Pharma A/S*	4,166	414,269

		29,596,928

Finland (0.9%)
Elisa OYJ	9,321	403,675
Fortum OYJ	28,232	395,232
Kesko OYJ, Class B	17,728	333,872
Kone OYJ, Class B	21,671	1,055,375
Metso OYJ	39,373	366,476
Neste OYJ	26,570	333,787
Nokia OYJ	341,274	1,511,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Nordea Bank Abp	201,288	$2,183,886
Orion OYJ, Class B	6,789	300,899
Sampo OYJ, Class A	31,146	1,270,762
Stora Enso OYJ, Class R	37,449	377,153
UPM-Kymmene OYJ	33,415	919,260
Wartsila OYJ Abp	32,762	580,946

		10,032,684

France (8.4%)
Accor SA	12,141	591,587
Aeroports de Paris SA	2,039	235,921
Air Liquide SA	36,889	5,996,144
Airbus SE	37,992	6,091,214
Alstom SA*	21,570	481,721
Amundi SA (m)	3,807	253,171
Arkema SA	3,525	268,558
AXA SA	112,795	4,009,904
BioMerieux	2,574	275,960
BNP Paribas SA	64,918	3,982,267
Bollore SE	43,455	267,376
Bouygues SA	11,611	343,258
Bureau Veritas SA	21,061	640,083
Capgemini SE	9,946	1,629,351
Carrefour SA	35,886	510,379
Cie de Saint-Gobain SA	29,198	2,591,975
Cie Generale des Etablissements Michelin SCA	42,638	1,404,497
Covivio SA (REIT)	3,027	152,888
Credit Agricole SA	67,638	931,135
Danone SA	41,520	2,800,713
Dassault Aviation SA	1,176	240,221
Dassault Systemes SE	42,504	1,474,930
Edenred SE	16,179	532,099
Eiffage SA	4,740	415,969
Engie SA	118,099	1,872,916
EssilorLuxottica SA	18,952	4,625,165
Eurazeo SE	3,033	226,048
Gecina SA (REIT)	3,034	284,263
Getlink SE	19,453	310,417
Hermes International SCA	2,034	4,892,266
Ipsen SA	2,420	277,498
Kering SA	4,839	1,194,223
Klepierre SA (REIT)	14,089	405,716
La Francaise des Jeux SACA (m)	7,111	274,160
Legrand SA	16,861	1,642,452
L’Oreal SA	15,354	5,436,933
LVMH Moet Hennessy Louis Vuitton SE	17,566	11,563,393
Orange SA	121,428	1,211,021
Pernod Ricard SA	12,951	1,462,267
Publicis Groupe SA	14,685	1,566,780
Renault SA	11,957	582,745
Rexel SA	14,583	371,603
Safran SA	22,935	5,038,906
Sartorius Stedim Biotech	1,872	365,910
SEB SA	1,548	140,306
Societe Generale SA	46,606	1,311,199
Sodexo SA	5,827	480,156
Teleperformance SE	3,652	314,437
Thales SA	6,097	875,655
TotalEnergies SE	138,024	7,630,424
Unibail-Rodamco-Westfield (REIT)	7,605	572,862
Veolia Environnement SA	44,668	1,254,362
Vinci SA	32,086	3,314,987

		95,620,391

Germany (8.3%)
adidas AG	10,405	2,555,545
Allianz SE (Registered)	24,956	7,648,679
BASF SE	57,041	2,508,623
Bayer AG (Registered)	62,704	1,254,385
Bayerische Motoren Werke AG	18,338	1,499,209
Bayerische Motoren Werke AG (Preference) (q)	3,648	273,579
Bechtle AG (x)	5,092	164,031
Beiersdorf AG	6,367	817,724
Brenntag SE	7,950	476,637
Carl Zeiss Meditec AG	2,726	128,537
Commerzbank AG	60,759	989,661
Continental AG	7,139	479,324
Covestro AG*	11,359	682,441
CTS Eventim AG & Co. KGaA	4,065	343,768
Daimler Truck Holding AG	31,783	1,213,166
Deutsche Bank AG (Registered)	121,977	2,102,361
Deutsche Boerse AG	12,004	2,766,028
Deutsche Lufthansa AG (Registered)	34,152	218,415
Deutsche Post AG	65,320	2,299,373
Deutsche Telekom AG (Registered)	222,379	6,655,155
Dr Ing hc F Porsche AG (Preference) (q)§	6,936	419,729
E.ON SE	143,640	1,672,899
Evonik Industries AG	17,063	295,698
Fresenius Medical Care AG	12,668	576,490
Fresenius SE & Co. KGaA*	27,264	947,704
GEA Group AG	9,664	478,711
Hannover Rueck SE	3,780	945,197
Heidelberg Materials AG	8,625	1,065,756
Henkel AG & Co. KGaA	6,497	500,708
Henkel AG & Co. KGaA (Preference) (q)	10,736	942,443
Infineon Technologies AG	83,882	2,728,358
Knorr-Bremse AG	4,857	353,949
LEG Immobilien SE	4,830	409,253
Mercedes-Benz Group AG	47,497	2,646,932
Merck KGaA	8,304	1,203,321
MTU Aero Engines AG	3,452	1,151,211
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,517	4,292,546
Nemetschek SE	3,774	365,915
Porsche Automobil Holding SE (Preference) (q)	9,554	359,740
Puma SE	6,947	318,609
Rational AG	320	273,137
Rheinmetall AG	2,768	1,762,111
RWE AG	40,114	1,197,701
SAP SE	66,759	16,339,858
Sartorius AG (Preference) (q)	1,726	385,118
Scout24 SE (m)	4,859	428,314
Siemens AG (Registered)	48,535	9,479,243
Siemens Energy AG*	40,848	2,131,626
Siemens Healthineers AG (m)	18,064	958,037
Symrise AG, Class A	8,631	917,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Talanx AG	3,969	$337,745
Volkswagen AG (Preference) (q)	13,294	1,226,063
Vonovia SE	47,983	1,456,865
Zalando SE (m)*	14,920	500,532

		94,145,865

Hong Kong (1.7%)
AIA Group Ltd.	701,927	5,088,229
CK Asset Holdings Ltd.	126,005	517,541
CK Infrastructure Holdings Ltd.	40,050	297,797
CLP Holdings Ltd.	105,367	885,899
Futu Holdings Ltd. (ADR)	3,626	290,044
Hang Seng Bank Ltd.	47,915	589,479
Henderson Land Development Co. Ltd.	90,651	275,455
HKT Trust & HKT Ltd.	257,818	318,677
Hong Kong & China Gas Co. Ltd.	702,709	561,867
Hong Kong Exchanges & Clearing Ltd.	77,587	2,944,982
Hongkong Land Holdings Ltd.	69,846	310,815
Jardine Matheson Holdings Ltd.	10,160	415,138
Link REIT (REIT)	168,733	713,677
MTR Corp. Ltd.	99,972	348,830
Power Assets Holdings Ltd.	89,199	622,480
Prudential plc	172,212	1,373,322
Sino Land Co. Ltd.	249,952	252,634
Sun Hung Kai Properties Ltd.	93,431	898,022
Swire Pacific Ltd., Class A	26,085	236,613
Techtronic Industries Co. Ltd.	86,796	1,145,486
WH Group Ltd. (m)	546,535	422,920
Wharf Real Estate Investment Co. Ltd.	100,874	257,944

		18,767,851

Ireland (0.4%)
AerCap Holdings NV	12,492	1,195,484
AIB Group plc	113,631	627,366
Bank of Ireland Group plc	66,499	606,584
Kerry Group plc, Class A	9,765	943,231
Kingspan Group plc	9,935	725,013

		4,097,678

Israel (0.8%)
Azrieli Group Ltd.	2,676	221,485
Bank Hapoalim BM	81,181	982,970
Bank Leumi Le-Israel BM	98,146	1,170,301
Check Point Software Technologies Ltd.*	5,702	1,064,563
Elbit Systems Ltd.	1,737	455,332
Global-e Online Ltd.*	6,252	340,922
ICL Group Ltd.	44,819	221,907
Israel Discount Bank Ltd., Class A	78,367	537,177
Mizrahi Tefahot Bank Ltd.	9,466	410,354
Nice Ltd.*	4,091	699,032
Teva Pharmaceutical Industries Ltd. (ADR)*	71,487	1,575,573
Wix.com Ltd.*	3,379	724,964

		8,404,580

Italy (2.4%)
Amplifon SpA	8,233	211,932
Banco BPM SpA	81,660	660,687
BPER Banca SpA	60,002	381,181
Coca-Cola HBC AG	13,657	467,095
Davide Campari-Milano NV (x)	40,521	252,618
DiaSorin SpA	1,419	146,319
Enel SpA	523,543	3,734,480
Eni SpA	147,275	1,997,695
Ferrari NV	8,114	3,466,345
FinecoBank Banca Fineco SpA	38,804	674,912
Generali	60,859	1,719,198
Infrastrutture Wireless Italiane SpA (m)	20,590	209,320
Intesa Sanpaolo SpA	941,490	3,766,778
Leonardo SpA	26,381	708,599
Mediobanca Banca di Credito Finanziario SpA	32,872	479,163
Moncler SpA	14,207	750,287
Nexi SpA (m)*	32,512	180,520
Poste Italiane SpA (m)	29,623	417,881
Prysmian SpA	17,305	1,105,334
Recordati Industria Chimica e Farmaceutica SpA	6,780	356,015
Snam SpA	130,658	579,310
Telecom Italia SpA (x)*	711,592	181,744
Terna - Rete Elettrica Nazionale	90,702	716,429
UniCredit SpA	94,835	3,784,679
Unipol Gruppo SpA	23,449	292,147

		27,240,668

Japan (20.9%)
Advantest Corp.	48,620	2,800,251
Aeon Co. Ltd. (x)	40,508	947,680
AGC, Inc. (x)	12,986	379,313
Aisin Corp.	33,354	372,934
Ajinomoto Co., Inc.	29,399	1,197,128
ANA Holdings, Inc.	11,012	199,715
Asahi Group Holdings Ltd.	93,216	977,345
Asahi Kasei Corp.	80,686	556,169
Asics Corp.	42,500	828,634
Astellas Pharma, Inc.	113,378	1,098,491
Bandai Namco Holdings, Inc.	37,745	898,956
Bridgestone Corp. (x)	36,884	1,241,105
Brother Industries Ltd.	14,627	248,074
Canon, Inc. (x)	59,519	1,933,671
Capcom Co. Ltd.	21,452	468,183
Central Japan Railway Co.	50,325	943,042
Chiba Bank Ltd. (The)	34,183	265,260
Chubu Electric Power Co., Inc.	41,739	436,954
Chugai Pharmaceutical Co. Ltd.	42,677	1,879,519
Concordia Financial Group Ltd.	64,701	357,752
Dai Nippon Printing Co. Ltd.	25,016	350,768
Daifuku Co. Ltd. (x)	20,339	420,440
Dai-ichi Life Holdings, Inc.	58,267	1,549,738
Daiichi Sankyo Co. Ltd.	112,024	3,075,738
Daikin Industries Ltd.	16,830	1,973,973
Daito Trust Construction Co. Ltd.	3,537	393,480
Daiwa House Industry Co. Ltd.	37,906	1,161,929
Daiwa Securities Group, Inc.	83,383	548,995
Denso Corp.	119,952	1,666,497
Dentsu Group, Inc. (x)	13,196	317,300
Disco Corp.	5,890	1,580,845
East Japan Railway Co.	58,029	1,025,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Eisai Co. Ltd.	16,296	$445,553
ENEOS Holdings, Inc.	173,422	902,127
FANUC Corp.	60,488	1,582,440
Fast Retailing Co. Ltd.	12,275	4,151,213
Fuji Electric Co. Ltd.	8,630	462,514
FUJIFILM Holdings Corp.	72,392	1,504,166
Fujikura Ltd.	16,100	659,263
Fujitsu Ltd.	104,510	1,837,908
Hankyu Hanshin Holdings, Inc.	14,354	373,627
Hikari Tsushin, Inc.	1,238	269,723
Hitachi Construction Machinery Co. Ltd. (x)	6,185	136,767
Hitachi Ltd.	296,285	7,294,435
Honda Motor Co. Ltd.	288,912	2,700,505
Hoshizaki Corp.	7,526	296,969
Hoya Corp.	22,257	2,769,109
Hulic Co. Ltd. (x)	24,098	208,691
Idemitsu Kosan Co. Ltd.	57,430	375,054
Inpex Corp. (x)	55,876	699,212
Isuzu Motors Ltd.	37,579	509,834
ITOCHU Corp. (x)	75,960	3,742,783
Japan Airlines Co. Ltd.	9,043	142,548
Japan Exchange Group, Inc.	64,582	718,552
Japan Post Bank Co. Ltd.	89,609	850,258
Japan Post Holdings Co. Ltd.	123,859	1,165,330
Japan Post Insurance Co. Ltd.	13,272	242,798
Japan Real Estate Investment Corp. (REIT)	435	298,119
Japan Tobacco, Inc. (x)	76,800	1,976,818
JFE Holdings, Inc.	37,500	421,347
Kajima Corp.	25,494	462,872
Kansai Electric Power Co., Inc. (The)	58,967	657,419
Kao Corp. (x)	29,889	1,208,572
Kawasaki Kisen Kaisha Ltd. (x)	25,855	370,422
KDDI Corp.	97,354	3,104,573
Keyence Corp.	12,444	5,104,301
Kikkoman Corp. (x)	45,540	504,446
Kirin Holdings Co. Ltd. (x)	48,553	630,295
Kobe Bussan Co. Ltd.	9,963	218,957
Kokusai Electric Corp. (x)	9,400	125,316
Komatsu Ltd.	55,943	1,539,447
Konami Group Corp.	6,499	604,773
Kubota Corp. (x)	59,787	691,619
Kyocera Corp.	82,224	816,812
Kyowa Kirin Co. Ltd.	15,625	234,647
Lasertec Corp.	5,130	484,583
LY Corp.	180,779	478,856
M3, Inc.	27,881	243,817
Makita Corp.	15,294	466,246
Marubeni Corp.	92,008	1,380,597
MatsukiyoCocokara & Co.	22,235	323,702
McDonald’s Holdings Co. Japan Ltd. (x)	5,558	218,184
Meiji Holdings Co. Ltd.	15,460	314,330
Minebea Mitsumi, Inc.	23,222	373,462
Mitsubishi Chemical Group Corp.	86,819	437,290
Mitsubishi Corp.	212,833	3,485,621
Mitsubishi Electric Corp.	122,448	2,067,184
Mitsubishi Estate Co. Ltd.	69,217	955,940
Mitsubishi HC Capital, Inc.	55,618	368,128
Mitsubishi Heavy Industries Ltd.	202,800	2,827,345
Mitsubishi UFJ Financial Group, Inc.	709,406	8,310,811
Mitsui & Co. Ltd.	161,490	3,355,164
Mitsui Chemicals, Inc.	11,098	242,412
Mitsui Fudosan Co. Ltd.	174,102	1,386,430
Mitsui OSK Lines Ltd.	22,588	785,024
Mizuho Financial Group, Inc.	153,697	3,758,373
MonotaRO Co. Ltd. (x)	17,399	294,700
MS&AD Insurance Group Holdings, Inc.	83,595	1,822,013
Murata Manufacturing Co. Ltd.	106,604	1,706,596
NEC Corp.	15,713	1,351,734
Nexon Co. Ltd. (x)	19,606	292,990
Nidec Corp.	53,662	964,146
Nintendo Co. Ltd.	66,373	3,870,015
Nippon Building Fund, Inc. (REIT) (x)	476	370,175
Nippon Paint Holdings Co. Ltd. (x)	59,448	383,838
Nippon Sanso Holdings Corp.	11,090	308,333
Nippon Steel Corp.	56,121	1,127,689
Nippon Telegraph & Telephone Corp.	1,908,920	1,910,579
Nippon Yusen KK	28,024	932,382
Nissan Motor Co. Ltd.	152,926	458,778
Nissin Foods Holdings Co. Ltd.	12,648	305,499
Nitori Holdings Co. Ltd.	5,208	617,784
Nitto Denko Corp.	45,345	759,575
Nomura Holdings, Inc.	191,887	1,117,721
Nomura Research Institute Ltd.	23,396	692,747
NTT Data Group Corp.	40,037	761,311
Obayashi Corp.	41,637	550,653
Obic Co. Ltd.	20,355	607,032
Olympus Corp.	73,428	1,094,842
Omron Corp.	11,237	377,759
Ono Pharmaceutical Co. Ltd.	24,862	257,946
Oracle Corp.	2,348	224,893
Oriental Land Co. Ltd.	69,558	1,503,226
ORIX Corp.	75,176	1,609,123
Osaka Gas Co. Ltd.	23,481	513,587
Otsuka Corp.	15,150	346,279
Otsuka Holdings Co. Ltd. (x)	28,338	1,537,448
Pan Pacific International Holdings Corp.	24,394	662,808
Panasonic Holdings Corp.	147,860	1,538,500
Rakuten Group, Inc. (x)*	94,746	511,082
Recruit Holdings Co. Ltd.	89,635	6,246,938
Renesas Electronics Corp.*	106,730	1,359,746
Resona Holdings, Inc.	134,252	975,424
Ricoh Co. Ltd.	34,499	393,043
SBI Holdings, Inc.	18,170	454,503
SCREEN Holdings Co. Ltd.	5,300	314,015
SCSK Corp.	9,487	199,124
Secom Co. Ltd.	27,500	929,817
Seiko Epson Corp.	16,956	306,257
Sekisui Chemical Co. Ltd.	23,993	413,927
Sekisui House Ltd.	37,084	883,653
Seven & i Holdings Co. Ltd.	140,043	2,192,985
SG Holdings Co. Ltd. (x)	21,499	205,076
Shimadzu Corp.	15,176	426,895
Shimano, Inc. (x)	4,738	639,619
Shin-Etsu Chemical Co. Ltd.	115,677	3,831,731
Shionogi & Co. Ltd.	47,723	669,047
Shiseido Co. Ltd.	23,992	422,090
Shizuoka Financial Group, Inc.	29,379	237,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SMC Corp.	3,627	$1,414,261
SoftBank Corp.	1,838,990	2,313,595
SoftBank Group Corp.	61,077	3,524,491
Sompo Holdings, Inc.	58,872	1,544,373
Sony Group Corp.	398,820	8,435,968
Subaru Corp.	37,996	670,635
Sumitomo Corp.	67,712	1,457,627
Sumitomo Electric Industries Ltd.	45,258	808,608
Sumitomo Metal Mining Co. Ltd.	15,945	360,897
Sumitomo Mitsui Financial Group, Inc.	238,270	5,744,748
Sumitomo Mitsui Trust Group, Inc.	41,164	964,945
Sumitomo Realty & Development Co. Ltd.	20,047	621,754
Suntory Beverage & Food Ltd. (x)	8,680	275,617
Suzuki Motor Corp.	98,848	1,124,207
Sysmex Corp.	32,347	594,078
T&D Holdings, Inc.	32,755	598,238
Taisei Corp.	10,523	441,765
Takeda Pharmaceutical Co. Ltd.	101,909	2,685,531
TDK Corp.	125,370	1,617,138
Terumo Corp.	84,924	1,635,919
TIS, Inc.	14,516	342,250
Toho Co. Ltd.	6,605	257,155
Tokio Marine Holdings, Inc.	119,992	4,303,824
Tokyo Electric Power Co. Holdings, Inc.*	98,800	294,906
Tokyo Electron Ltd.	28,891	4,433,661
Tokyo Gas Co. Ltd.	22,078	613,025
Tokyu Corp.	34,357	366,886
TOPPAN Holdings, Inc.	15,690	415,672
Toray Industries, Inc.	90,598	571,942
TOTO Ltd.	8,526	204,681
Toyota Industries Corp.	9,773	787,487
Toyota Motor Corp.	655,340	12,935,372
Toyota Tsusho Corp.	40,446	714,958
Trend Micro, Inc. (x)*	8,337	449,909
Unicharm Corp.	71,436	589,323
West Japan Railway Co.	27,194	480,579
Yakult Honsha Co. Ltd. (x)	16,556	313,413
Yamaha Motor Co. Ltd. (x)	59,214	521,536
Yaskawa Electric Corp. (x)	14,115	359,925
Yokogawa Electric Corp.	15,248	324,668
Zensho Holdings Co. Ltd.	6,342	359,428
ZOZO, Inc. (x)	8,982	277,643

		236,609,124

Jordan (0.0%)†
Hikma Pharmaceuticals plc	10,658	265,921

Luxembourg (0.1%)
ArcelorMittal SA	30,192	701,484
CVC Capital Partners plc*§	11,224	247,177
Eurofins Scientific SE	8,332	425,580

		1,374,241

Macau (0.1%)
Galaxy Entertainment Group Ltd.	143,282	608,796
Sands China Ltd.*	150,946	406,195

		1,014,991

Netherlands (3.8%)
ABN AMRO Bank NV (CVA) (m)	28,019	432,160
Adyen NV (m)*	1,389	2,067,549
Aegon Ltd.	86,021	509,680
Akzo Nobel NV	10,872	652,732
Argenx SE*	3,821	2,374,790
ASM International NV	2,951	1,708,136
ASML Holding NV	25,541	17,956,125
ASR Nederland NV	9,898	469,375
BE Semiconductor Industries NV	4,954	678,911
Euronext NV (m)	5,042	565,624
EXOR NV	6,305	578,323
Heineken Holding NV	8,265	495,271
Heineken NV	18,526	1,318,364
IMCD NV	3,571	530,809
ING Groep NV	210,262	3,295,312
JDE Peet’s NV (x)	7,023	120,252
Koninklijke Ahold Delhaize NV	59,237	1,932,247
Koninklijke KPN NV	256,119	932,532
Koninklijke Philips NV*	51,806	1,309,383
NN Group NV	16,853	734,424
Randstad NV	6,602	278,403
Universal Music Group NV	53,124	1,360,304
Wolters Kluwer NV	15,237	2,531,633

		42,832,339

New Zealand (0.3%)
Auckland International Airport Ltd.	93,300	454,152
Fisher & Paykel Healthcare Corp. Ltd.	37,504	805,766
Infratil Ltd.	65,230	459,852
Mercury NZ Ltd.	44,469	145,550
Meridian Energy Ltd.	80,199	265,190
Xero Ltd.*	9,189	958,690

		3,089,200

Norway (0.5%)
Aker BP ASA	20,988	409,932
DNB Bank ASA	56,070	1,118,012
Equinor ASA	52,329	1,225,513
Gjensidige Forsikring ASA	11,864	209,371
Kongsberg Gruppen ASA	5,441	612,156
Mowi ASA	30,023	513,343
Norsk Hydro ASA	90,921	501,784
Orkla ASA	45,191	390,249
Salmar ASA	4,538	215,370
Telenor ASA	38,333	427,436

		5,623,166

Poland (0.0%)†
InPost SA*	13,456	230,123

Portugal (0.1%)
EDP SA	200,343	641,461
Galp Energia SGPS SA	29,661	490,053
Jeronimo Martins SGPS SA	18,704	357,460

		1,488,974

Singapore (1.6%)
CapitaLand Ascendas REIT (REIT)	230,865	434,462
CapitaLand Integrated Commercial Trust (REIT)	352,819	498,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
CapitaLand Investment Ltd.	149,779	$287,351
DBS Group Holdings Ltd.	126,615	4,053,460
Genting Singapore Ltd.	403,369	225,956
Grab Holdings Ltd., Class A*	137,127	647,240
Keppel Ltd.	97,346	487,568
Oversea-Chinese Banking Corp. Ltd.	218,065	2,665,035
Sea Ltd. (ADR)*	23,626	2,506,719
Sembcorp Industries Ltd.	60,100	242,926
Singapore Airlines Ltd.	90,109	424,927
Singapore Exchange Ltd.	52,589	490,597
Singapore Technologies Engineering Ltd.	102,634	350,217
Singapore Telecommunications Ltd.	478,432	1,079,025
STMicroelectronics NV	44,280	1,113,432
United Overseas Bank Ltd.	80,274	2,135,507

		17,643,042

South Africa (0.2%)
Anglo American plc	81,192	2,402,870

South Korea (0.0%)†
Delivery Hero SE (m)(x)*	11,857	332,978

Spain (2.4%)
Acciona SA	1,613	181,619
ACS Actividades de Construccion y Servicios SA	11,101	557,010
Aena SME SA (m)	4,766	974,537
Amadeus IT Group SA	28,999	2,048,634
Banco Bilbao Vizcaya Argentaria SA	367,179	3,594,996
Banco de Sabadell SA	354,184	688,637
Banco Santander SA	989,610	4,576,503
CaixaBank SA	249,678	1,354,181
Cellnex Telecom SA (m)	32,817	1,037,141
EDP Renovaveis SA	19,274	200,448
Endesa SA	20,780	447,074
Grifols SA*	19,204	181,976
Iberdrola SA	386,916	5,330,466
Industria de Diseno Textil SA	69,618	3,579,729
Redeia Corp. SA	26,172	447,319
Repsol SA	75,015	908,363
Telefonica SA (x)	258,732	1,055,146

		27,163,779

Sweden (2.8%)
AddTech AB, Class B	16,943	461,494
Alfa Laval AB	18,177	763,274
Assa Abloy AB, Class B	63,296	1,867,287
Atlas Copco AB, Class A	169,356	2,586,292
Atlas Copco AB, Class B	102,230	1,381,806
Beijer Ref AB, Class B (x)	24,672	363,910
Boliden AB	17,802	499,908
Epiroc AB, Class A	41,813	728,124
Epiroc AB, Class B	25,872	403,368
EQT AB	24,562	680,263
Essity AB, Class B	39,401	1,053,165
Evolution AB (m)	10,768	828,535
Fastighets AB Balder, Class B*	40,756	282,863
Getinge AB, Class B	13,911	228,251
H & M Hennes & Mauritz AB, Class B (x)	36,462	491,571
Hexagon AB, Class B	132,045	1,260,978
Holmen AB, Class B	4,770	175,147
Industrivarden AB, Class A	7,755	244,996
Industrivarden AB, Class C (x)	9,951	314,132
Indutrade AB	17,055	426,941
Investment AB Latour, Class B	9,021	224,933
Investor AB, Class B	109,939	2,908,113
L E Lundbergforetagen AB, Class B	4,711	213,406
Lifco AB, Class B	14,394	417,185
Nibe Industrier AB, Class B (x)	101,389	396,519
Saab AB, Class B	20,239	427,676
Sagax AB, Class B	13,274	271,477
Sandvik AB	69,770	1,250,844
Securitas AB, Class B	31,011	383,794
Skandinaviska Enskilda Banken AB, Class A	102,666	1,405,762
Skanska AB, Class B	21,871	459,969
SKF AB, Class B	22,566	423,353
Svenska Cellulosa AB SCA, Class B	40,414	512,982
Svenska Handelsbanken AB, Class A	93,808	968,596
Swedbank AB, Class A	54,993	1,084,976
Swedish Orphan Biovitrum AB*	12,164	349,109
Tele2 AB, Class B	32,999	325,864
Telefonaktiebolaget LM Ericsson, Class B	178,630	1,442,748
Telia Co. AB	147,500	409,121
Trelleborg AB, Class B	13,985	478,798
Volvo AB, Class A	12,286	300,021
Volvo AB, Class B	101,912	2,473,801

		32,171,352

Switzerland (5.6%)
ABB Ltd. (Registered)	101,086	5,462,216
Adecco Group AG (Registered)	10,538	259,596
Avolta AG	5,890	235,291
Bachem Holding AG	2,408	153,571
Baloise Holding AG (Registered)	2,794	505,141
Banque Cantonale Vaudoise (Registered)	1,894	174,244
Barry Callebaut AG (Registered)	241	319,690
BKW AG	1,349	223,248
Chocoladefabriken Lindt & Spruengli AG	65	721,454
Chocoladefabriken Lindt & Spruengli AG (Registered)	7	771,291
Cie Financiere Richemont SA (Registered)	34,322	5,235,217
Clariant AG (Registered)	12,189	135,546
DSM-Firmenich AG	11,821	1,196,560
EMS-Chemie Holding AG (Registered) (x)	456	307,209
Galderma Group AG*	5,320	589,906
Geberit AG (Registered)	2,147	1,217,254
Givaudan SA (Registered)	593	2,601,013
Helvetia Holding AG (Registered)	2,368	389,929
Julius Baer Group Ltd.	13,064	844,119
Kuehne + Nagel International AG (Registered)	3,146	720,187
Logitech International SA (Registered)	9,484	784,592
Lonza Group AG (Registered)	4,649	2,743,846
Novartis AG (Registered)	125,812	12,200,396
Partners Group Holding AG	1,439	1,951,470
Sandoz Group AG	26,473	1,082,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Schindler Holding AG	2,577	$710,842
Schindler Holding AG (Registered)	1,566	427,026
SGS SA (Registered)	9,596	961,060
SIG Group AG	19,654	387,172
Sika AG (Registered)	9,668	2,298,521
Sonova Holding AG (Registered)	3,242	1,056,673
Straumann Holding AG (Registered) (x)	7,274	916,485
Swatch Group AG (The)	1,920	349,030
Swiss Life Holding AG (Registered)	1,849	1,425,129
Swiss Prime Site AG (Registered)	4,920	535,581
Swisscom AG (Registered)	1,637	910,199
Temenos AG (Registered)	3,745	264,685
UBS Group AG (Registered)	210,167	6,419,438
VAT Group AG (m)	1,742	658,809
Zurich Insurance Group AG	9,322	5,536,120

		63,682,153

United Arab Emirates (0.0%)
NMC Health plc (r)*	3,282	—

United Kingdom (10.2%)
3i Group plc	62,623	2,794,095
Admiral Group plc	17,261	571,343
Ashtead Group plc	27,979	1,739,086
Associated British Foods plc	21,339	545,773
AstraZeneca plc	99,156	12,994,284
Auto Trader Group plc (m)	56,269	558,614
Aviva plc	175,553	1,030,304
BAE Systems plc	194,913	2,802,473
Barclays plc	934,294	3,136,397
Barratt Redrow plc	89,996	495,843
Berkeley Group Holdings plc	6,589	321,702
British American Tobacco plc	127,399	4,593,335
BT Group plc (x)	408,902	737,398
Bunzl plc	21,473	886,032
Centrica plc	323,773	541,523
CK Hutchison Holdings Ltd.	168,263	899,090
Coca-Cola Europacific Partners plc	13,141	1,009,360
Compass Group plc	108,930	3,630,155
Croda International plc	8,839	374,569
DCC plc	6,322	406,806
Diageo plc	141,868	4,506,715
Entain plc	37,617	323,621
Halma plc	23,922	805,300
Hargreaves Lansdown plc	22,460	308,732
HSBC Holdings plc	1,164,783	11,451,181
Imperial Brands plc	51,694	1,652,192
Informa plc	85,666	856,246
InterContinental Hotels Group plc	10,218	1,273,307
Intertek Group plc	10,344	612,260
J Sainsbury plc	105,678	361,968
JD Sports Fashion plc	164,421	197,399
Kingfisher plc	120,817	376,161
Land Securities Group plc (REIT)	45,881	335,440
Legal & General Group plc	378,819	1,089,812
Lloyds Banking Group plc	3,936,359	2,699,519
London Stock Exchange Group plc	30,499	4,308,805
M&G plc	143,586	355,646
Marks & Spencer Group plc	131,066	616,126
Melrose Industries plc	84,927	588,801
National Grid plc	310,017	3,687,048
NatWest Group plc	443,272	2,231,382
Next plc	7,651	909,746
Pearson plc	38,992	625,797
Persimmon plc	21,454	321,762
Phoenix Group Holdings plc	41,956	267,876
Reckitt Benckiser Group plc	44,141	2,670,722
RELX plc	119,201	5,415,474
Rentokil Initial plc	162,241	814,063
Rolls-Royce Holdings plc*	541,351	3,853,501
Sage Group plc (The)	63,943	1,019,040
Schroders plc	51,888	210,206
Segro plc (REIT)	81,135	712,229
Severn Trent plc	17,490	549,145
Smith & Nephew plc	55,145	684,423
Smiths Group plc	21,212	456,486
Spirax Group plc	4,729	405,832
SSE plc	71,301	1,431,758
Standard Chartered plc	135,071	1,671,677
Taylor Wimpey plc	223,749	342,016
Tesco plc	435,931	2,009,968
Unilever plc	158,773	9,039,965
United Utilities Group plc	45,386	597,449
Vodafone Group plc	1,399,426	1,196,576
Whitbread plc	11,074	408,420
Wise plc, Class A*	40,092	535,038
WPP plc	70,111	726,225

		115,581,237

United States (8.3%)
Alcon AG	31,727	2,687,916
BP plc	1,035,062	5,092,471
CSL Ltd.	30,905	5,386,245
CyberArk Software Ltd.*	2,701	899,838
Experian plc	58,957	2,542,695
Ferrovial SE	30,833	1,296,698
GSK plc	266,819	4,497,723
Haleon plc	488,496	2,307,983
Holcim AG	33,170	3,186,387
James Hardie Industries plc (CHDI)*	27,290	845,740
Monday.com Ltd.*	2,403	565,762
Nestle SA (Registered)	167,046	13,711,736
QIAGEN NV*	14,289	637,215
Roche Holding AG (BMV Mexico Stock Exchange)	44,784	12,569,636
Roche Holding AG (OTC US Exchange)	2,144	639,097
Sanofi SA	73,015	7,089,799
Schneider Electric SE	35,016	8,737,762
Shell plc	396,802	12,299,689
Spotify Technology SA*	9,793	4,381,192
Stellantis NV	125,394	1,635,423
Swiss Re AG	19,219	2,777,815
Tenaris SA	26,244	491,411

		94,280,233

Total Common Stocks (90.6%) (Cost $688,751,341)		1,026,145,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	500,000	$500,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	2,501,897	2,501,897

Total Investment Companies		5,001,897

Total Short-Term Investments (0.4%) (Cost $5,001,897)		5,001,897

Total Investments in Securities (91.0%) (Cost $693,753,238)		1,031,147,110
Other Assets Less Liabilities (9.0%)		101,928,888

Net Assets (100%)		$1,133,075,998

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $666,906 or 0.1% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $11,585,506 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $16,569,491. This was collateralized by $12,510,636 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/28/25 – 8/15/54 and by cash of $5,001,897 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	802	3/2025	EUR	40,548,991	(857,213)
FTSE 100 Index	251	3/2025	GBP	25,705,332	(516,668)
MSCI EAFE E-Mini Index	9	3/2025	USD	1,020,375	(30,934)
SPI 200 Index	80	3/2025	AUD	10,086,409	(161,413)
TOPIX Index	143	3/2025	JPY	25,324,573	500,639

					(1,065,589)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	492,790	JPY	76,715,628	Deutsche Bank AG	3/21/2025	821

Total unrealized appreciation						821

USD	484,606	JPY	76,478,114	HSBC Bank plc	1/6/2025	(1,622)
AUD	2,268,264	USD	1,447,631	HSBC Bank plc	3/21/2025	(43,527)
EUR	3,891,668	USD	4,093,739	HSBC Bank plc	3/21/2025	(48,815)
GBP	2,780,956	USD	3,527,320	HSBC Bank plc	3/21/2025	(47,871)
JPY	187,795,621	USD	1,247,300	HSBC Bank plc	3/21/2025	(42,987)

Total unrealized depreciation						(184,822)

Net unrealized depreciation						(184,001)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 8,457,488, CHF 29,979, DKK 29,108, EUR 36,250,560, GBP 21,258,350, HKD 87,451, ILS 20,469, JPY 24,727,239, NOK 25,503, NZD 30,802, SEK 30,544 and SGD 59,976.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$75,810,694	$—	$75,810,694
Austria	—	2,453,001	—	2,453,001
Belgium	—	7,896,043	—	7,896,043
Brazil	—	294,379	—	294,379
Burkina Faso	—	204,674	—	204,674
Chile	—	497,292	—	497,292
China	—	5,296,762	—	5,296,762
Denmark	—	29,596,928	—	29,596,928
Finland	—	10,032,684	—	10,032,684
France	—	95,620,391	—	95,620,391
Germany	—	94,145,865	—	94,145,865
Hong Kong	705,182	18,062,669	—	18,767,851
Ireland	1,195,484	2,902,194	—	4,097,678
Israel	3,706,022	4,698,558	—	8,404,580
Italy	—	27,240,668	—	27,240,668
Japan	—	236,609,124	—	236,609,124
Jordan	—	265,921	—	265,921
Luxembourg	—	1,374,241	—	1,374,241
Macau	—	1,014,991	—	1,014,991
Netherlands	—	42,832,339	—	42,832,339
New Zealand	—	3,089,200	—	3,089,200
Norway	—	5,623,166	—	5,623,166
Poland	—	230,123	—	230,123
Portugal	—	1,488,974	—	1,488,974
Singapore	3,153,959	14,489,083	—	17,643,042
South Africa	—	2,402,870	—	2,402,870

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
South Korea	$—	$332,978	$—		$332,978
Spain	—	27,163,779	—		27,163,779
Sweden	—	32,171,352	—		32,171,352
Switzerland	—	63,682,153	—		63,682,153
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,009,360	114,571,877	—		115,581,237
United States	5,846,792	88,433,441	—		94,280,233
Forward Currency Contracts	—	821	—		821
Futures	500,639	—	—		500,639
Short-Term Investments
Investment Companies	5,001,897	—	—		5,001,897

Total Assets	$21,119,335	$1,010,529,235	$—		$1,031,648,570

Liabilities:
Forward Currency Contracts	$—	$(184,822)	$—		$(184,822)
Futures	(1,566,228)	—	—		(1,566,228)

Total Liabilities	$(1,566,228)	$(184,822)	$—		$(1,751,050)

Total	$19,553,107	$1,010,344,413	$—		$1,029,897,520

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$821
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	500,639	*

Total		$501,460

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(184,822)
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	(1,566,228	)*

Total		$(1,751,050)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(563,257)	$(563,257)
Equity contracts	11,534,130	—	11,534,130

Total	$11,534,130	$(563,257)	$10,970,873

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(303,788)	$(303,788)
Equity contracts	(2,014,388)	—	(2,014,388)

Total	$(2,014,388)	$(303,788)	$(2,318,176)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$119,305,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$45,925,000
Average settlement value sold — in USD	34,531,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	$821	$—	$—	$821

Total	$821	$—	$—	$821

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$184,822	$—	$—	$184,822

Total	$184,822	$—	$—	$184,822

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,002,306
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$157,600,306

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 19%)*	Net Proceeds of Sales and Redemptions (affiliated 8%)*	Net Realized Gain (Loss)
$5,369,748	$13,156,635	$303,837

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$438,803,033
Aggregate gross unrealized depreciation	(127,058,906)

Net unrealized appreciation	$311,744,127

Federal income tax cost of investments in securities and derivative instruments, if applicable	$718,153,393

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $693,753,238)	$1,031,147,110
Cash	4,508,690
Foreign cash (Cost $98,090,265)	91,007,469
Cash held as collateral at broker for futures	6,468,271
Dividends, interest and other receivables	6,321,415
Due from broker for futures variation margin	168,683
Receivable for securities sold	20,267
Securities lending income receivable	6,897
Unrealized appreciation on forward foreign currency contracts	821
Other assets	71,165

Total assets	1,139,720,788

LIABILITIES
Payable for return of collateral on securities loaned	5,001,897
Payable for Portfolio shares repurchased	750,144
Investment management fees payable	416,069
Unrealized depreciation on forward foreign currency contracts	184,822
Administrative fees payable	122,635
Accrued expenses	169,223

Total liabilities	6,644,790

Commitments and contingent liabilities^
NET ASSETS	$1,133,075,998

Net assets were comprised of:
Paid in capital	$869,788,428
Total distributable earnings (loss)	263,287,570

Net assets	$1,133,075,998

Class K
Net asset value, offering and redemption price per share, $1,133,075,998 / 109,588,091 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.34

(x)	Includes value of securities on loan of $16,569,491.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $2,966,607 foreign withholding tax)	$33,077,779
Interest	1,264,584
Securities lending (net)	106,042

Total income	34,448,405

EXPENSES
Investment management fees	5,573,470
Administrative fees	1,557,106
Custodian fees	540,800
Professional fees	132,115
Printing and mailing expenses	106,522
Trustees’ fees	41,885
Miscellaneous	124,361

Gross expenses	8,076,259
Less: Waiver from investment manager	(26,033)

Net expenses	8,050,226

NET INVESTMENT INCOME (LOSS)	26,398,179

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	31,642,509
Futures contracts	11,534,130
Forward foreign currency contracts	(563,257)
Foreign currency transactions	637,597

Net realized gain (loss)	43,250,979

Change in unrealized appreciation (depreciation) on:
Investments in securities	(19,283,686)
Futures contracts	(2,014,388)
Forward foreign currency contracts	(303,788)
Foreign currency translations	(8,101,617)

Net change in unrealized appreciation (depreciation)	(29,703,479)

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,547,500

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,945,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,398,179	$28,349,418
Net realized gain (loss)	43,250,979	30,656,463
Net change in unrealized appreciation (depreciation)	(29,703,479)	144,964,381

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,945,679	203,970,262

Distributions to shareholders:
Class K	(59,739,329)	(30,482,819)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 659,582 and 293,921 shares, respectively ]	7,579,534	2,907,944
Capital shares issued in reinvestment of dividends [ 5,567,459 and 2,971,967 shares, respectively ]	59,739,329	30,482,819
Capital shares repurchased [ (15,798,067) and (24,133,353) shares, respectively ]	(175,122,545)	(242,887,376)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(107,803,682)	(209,496,613)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(127,597,332)	(36,009,170)
NET ASSETS:
Beginning of year	1,260,673,330	1,296,682,500

End of year	$1,133,075,998	$1,260,673,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2024	2023	2022		2021		2020
Net asset value, beginning of year	$10.58	$9.26	$11.18		$11.03		$10.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.22	0.22		0.23	(cc)	0.16	(aa)
Net realized and unrealized gain (loss)	0.09	1.36	(1.88)		0.96		0.52

Total from investment operations	0.33	1.58	(1.66)		1.19		0.68

Less distributions:
Dividends from net investment income	(0.34)	(0.26)	(0.26)		(0.32)		(0.22)
Distributions from net realized gains	(0.23)	—	—		(0.72)		(0.20)

Total dividends and distributions	(0.57)	(0.26)	(0.26)		(1.04)		(0.42)

Net asset value, end of year	$10.34	$10.58	$9.26		$11.18		$11.03

Total return	2.91%	17.15%	(14.75)%		10.94%		6.43%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,133,076	$1,260,673	$1,296,682		$1,593,960		$1,626,702
Ratio of expenses to average net assets:
After waivers (f)	0.65%	0.63%	0.67	%(g)	0.68	%(g)	0.63	%(g)
Before waivers (f)	0.65%	0.63%	0.67	%(g)	0.68	%(g)	0.63	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.13%	2.23%	2.35%		1.97	%(dd)	1.61	%(bb)
Before waivers (f)	2.13%	2.23%	2.35%		1.97	%(dd)	1.61	%(bb)
Portfolio turnover rate^	3%	2%	6%		3%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.03% for periods ended December 31, 2022, 2021 and 2020, respectively.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.15.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for the class would have been 0.14% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.19.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for the class would have been 0.33% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.5%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	1,093,316	$24,894,805
Verizon Communications, Inc.	641,431	25,650,826

		50,545,631

Entertainment (1.3%)
Electronic Arts, Inc.	36,187	5,294,158
Live Nation Entertainment, Inc.*	23,632	3,060,344
Netflix, Inc.*	65,133	58,054,345
Take-Two Interactive Software, Inc.*	24,558	4,520,637
Walt Disney Co. (The)	275,937	30,725,585
Warner Bros Discovery, Inc.*	349,810	3,697,492

		105,352,561

Interactive Media & Services (6.0%)
Alphabet, Inc., Class A	890,312	168,536,061
Alphabet, Inc., Class C	725,177	138,102,708
Match Group, Inc.*	35,724	1,168,532
Meta Platforms, Inc., Class A	332,172	194,490,028

		502,297,329

Media (0.4%)
Charter Communications, Inc., Class A*	14,609	5,007,527
Comcast Corp., Class A	581,620	21,828,198
Fox Corp., Class A	34,219	1,662,359
Fox Corp., Class B	18,843	861,879
Interpublic Group of Cos., Inc. (The)	56,440	1,581,449
News Corp., Class A	58,657	1,615,414
News Corp., Class B (x)	19,037	579,296
Omnicom Group, Inc.	29,420	2,531,297
Paramount Global, Class B (x)	84,371	882,520

		36,549,939

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	74,267	16,392,955

Total Communication Services		711,138,415

Consumer Discretionary (10.2%)
Automobile Components (0.0%)†
Aptiv plc*	40,711	2,462,201
BorgWarner, Inc.	32,411	1,030,346

		3,492,547

Automobiles (2.2%)
Ford Motor Co.	602,660	5,966,334
General Motors Co.	167,548	8,925,282
Tesla, Inc.*	425,538	171,849,266

		186,740,882

Broadline Retail (3.8%)
Amazon.com, Inc.*	1,425,956	312,840,487
eBay, Inc.	71,356	4,420,504

		317,260,991

Distributors (0.1%)
Genuine Parts Co.	21,659	2,528,905
LKQ Corp.	37,567	1,380,587
Pool Corp.	5,737	1,955,973

		5,865,465

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A*	65,959	8,667,672
Booking Holdings, Inc.	5,043	25,055,742
Caesars Entertainment, Inc.*	32,791	1,095,875
Carnival Corp.*	158,970	3,961,532
Chipotle Mexican Grill, Inc.*	207,622	12,519,607
Darden Restaurants, Inc.	18,511	3,455,819
Domino’s Pizza, Inc.	5,232	2,196,184
Expedia Group, Inc.*	18,549	3,456,235
Hilton Worldwide Holdings, Inc.	36,972	9,138,000
Las Vegas Sands Corp.	54,829	2,816,017
Marriott International, Inc., Class A	35,145	9,803,346
McDonald’s Corp.	109,193	31,653,959
MGM Resorts International*	36,282	1,257,171
Norwegian Cruise Line Holdings Ltd.*	64,834	1,668,179
Royal Caribbean Cruises Ltd.	37,692	8,695,167
Starbucks Corp.	172,714	15,760,153
Wynn Resorts Ltd.	13,841	1,192,541
Yum! Brands, Inc.	42,523	5,704,886

		148,098,085

Household Durables (0.3%)
DR Horton, Inc.	44,435	6,212,902
Garmin Ltd.	23,699	4,888,156
Lennar Corp., Class A	35,786	4,880,137
Mohawk Industries, Inc.*	7,860	936,362
NVR, Inc.*	468	3,827,725
PulteGroup, Inc.	30,654	3,338,220

		24,083,502

Leisure Products (0.0%)†
Hasbro, Inc.	18,294	1,022,818

Specialty Retail (1.7%)
AutoZone, Inc.*	2,620	8,389,240
Best Buy Co., Inc.	30,653	2,630,027
CarMax, Inc.*	22,613	1,848,839
Home Depot, Inc. (The)	151,350	58,873,637
Lowe’s Cos., Inc.	86,440	21,333,392
O’Reilly Automotive, Inc.*	8,765	10,393,537
Ross Stores, Inc.	50,552	7,647,001
TJX Cos., Inc. (The)	171,857	20,762,044
Tractor Supply Co.	84,565	4,487,019
Ulta Beauty, Inc.*	7,238	3,148,023

		139,512,759

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	23,545	4,781,754
Lululemon Athletica, Inc.*	17,091	6,535,769
NIKE, Inc., Class B	181,414	13,727,597
Ralph Lauren Corp.	5,778	1,334,603
Tapestry, Inc.	35,037	2,288,967

		28,668,690

Total Consumer Discretionary		854,745,739

Consumer Staples (5.0%)
Beverages (1.0%)
Brown-Forman Corp., Class B	28,282	1,074,150
Coca-Cola Co. (The)	590,750	36,780,095
Constellation Brands, Inc., Class A	24,310	5,372,510
Keurig Dr Pepper, Inc.	169,198	5,434,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B	27,682	$1,586,732
Monster Beverage Corp.*	106,058	5,574,409
PepsiCo, Inc.	209,053	31,788,599

		87,611,135

Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	67,512	61,859,220
Dollar General Corp.	32,871	2,492,279
Dollar Tree, Inc.*	30,346	2,274,129
Kroger Co. (The)	100,670	6,155,971
Sysco Corp.	75,177	5,748,033
Target Corp.	69,697	9,421,640
Walgreens Boots Alliance, Inc. (x)	121,078	1,129,658
Walmart, Inc.	661,396	59,757,129

		148,838,059

Food Products (0.6%)
Archer-Daniels-Midland Co.	72,014	3,638,147
Bunge Global SA	21,618	1,681,016
Campbell’s Co. (The)	31,813	1,332,328
Conagra Brands, Inc.	69,620	1,931,955
General Mills, Inc.	85,524	5,453,866
Hershey Co. (The)	22,466	3,804,617
Hormel Foods Corp.	47,636	1,494,341
J M Smucker Co. (The)	16,154	1,778,879
Kellanova	41,544	3,363,818
Kraft Heinz Co. (The)	136,504	4,192,038
Lamb Weston Holdings, Inc.	20,910	1,397,415
McCormick & Co., Inc. (Non-Voting)	38,087	2,903,753
Mondelez International, Inc., Class A	203,336	12,145,259
Tyson Foods, Inc., Class A	45,287	2,601,285

		47,718,717

Household Products (1.0%)
Church & Dwight Co., Inc.	37,326	3,908,405
Clorox Co. (The)	18,370	2,983,472
Colgate-Palmolive Co.	124,030	11,275,567
Kimberly-Clark Corp.	50,814	6,658,667
Procter & Gamble Co. (The)	358,843	60,160,029

		84,986,140

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	36,821	2,760,839
Kenvue, Inc.	290,023	6,191,991

		8,952,830

Tobacco (0.5%)
Altria Group, Inc.	258,243	13,503,526
Philip Morris International, Inc.	236,914	28,512,600

		42,016,126

Total Consumer Staples		420,123,007

Energy (2.9%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	149,614	6,137,166
Halliburton Co.	135,823	3,693,028
Schlumberger NV	218,358	8,371,846

		18,202,040

Oil, Gas & Consumable Fuels (2.7%)
APA Corp.	58,815	1,358,038
Chevron Corp.	254,659	36,884,810
ConocoPhillips	197,102	19,546,605
Coterra Energy, Inc.	110,459	2,821,123
Devon Energy Corp.	95,766	3,134,421
Diamondback Energy, Inc.	27,876	4,566,925
EOG Resources, Inc.	85,702	10,505,351
EQT Corp.	91,987	4,241,521
Exxon Mobil Corp.	669,691	72,038,661
Hess Corp.	41,805	5,560,483
Kinder Morgan, Inc.	298,556	8,180,434
Marathon Petroleum Corp.	48,971	6,831,454
Occidental Petroleum Corp.	104,805	5,178,415
ONEOK, Inc.	88,480	8,883,392
Phillips 66	62,271	7,094,535
Targa Resources Corp.	33,821	6,037,049
Texas Pacific Land Corp.	2,927	3,237,145
Valero Energy Corp.	48,093	5,895,721
Williams Cos., Inc. (The)	184,183	9,967,984

		221,964,067

Total Energy		240,166,107

Financials (12.3%)
Banks (3.1%)
Bank of America Corp.	1,017,148	44,703,655
Citigroup, Inc.	288,177	20,284,779
Citizens Financial Group, Inc.	68,725	3,007,406
Fifth Third Bancorp	101,285	4,282,330
Huntington Bancshares, Inc.	217,265	3,534,902
JPMorgan Chase & Co.	428,980	102,830,796
KeyCorp	146,195	2,505,782
M&T Bank Corp.	25,798	4,850,282
PNC Financial Services Group, Inc. (The)	60,304	11,629,626
Regions Financial Corp.	140,124	3,295,716
Truist Financial Corp.	202,278	8,774,820
US Bancorp	236,780	11,325,187
Wells Fargo & Co.	507,323	35,634,368

		256,659,649

Capital Markets (2.8%)
Ameriprise Financial, Inc.	14,782	7,870,380
Bank of New York Mellon Corp. (The)	110,787	8,511,765
BlackRock, Inc.‡	22,183	22,740,015
Blackstone, Inc.	110,013	18,968,442
Cboe Global Markets, Inc.	16,306	3,186,192
Charles Schwab Corp. (The)	227,784	16,858,294
CME Group, Inc.	54,849	12,737,583
FactSet Research Systems, Inc.	5,890	2,828,849
Franklin Resources, Inc.	45,692	927,091
Goldman Sachs Group, Inc. (The)	47,831	27,388,987
Intercontinental Exchange, Inc.	87,489	13,036,736
Invesco Ltd.	69,423	1,213,514
KKR & Co., Inc.	102,860	15,214,023
MarketAxess Holdings, Inc.	6,055	1,368,672
Moody’s Corp.	23,744	11,239,697
Morgan Stanley	189,018	23,763,343
MSCI, Inc.	11,816	7,089,718
Nasdaq, Inc.	62,848	4,858,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Northern Trust Corp.	29,908	$3,065,570
Raymond James Financial, Inc.	28,447	4,418,673
S&P Global, Inc.	48,378	24,093,695
State Street Corp.	44,252	4,343,334
T. Rowe Price Group, Inc.	34,432	3,893,915

		239,617,267

Consumer Finance (0.5%)
American Express Co.	84,797	25,166,902
Capital One Financial Corp.	58,130	10,365,741
Discover Financial Services	37,918	6,568,535
Synchrony Financial	60,576	3,937,440

		46,038,618

Financial Services (4.0%)
Apollo Global Management, Inc.	68,110	11,249,048
Berkshire Hathaway, Inc., Class B*	279,291	126,597,024
Corpay, Inc.*	10,968	3,711,790
Fidelity National Information Services, Inc.	81,636	6,593,740
Fiserv, Inc.*	86,688	17,807,449
Global Payments, Inc.	38,909	4,360,142
Jack Henry & Associates, Inc.	10,956	1,920,587
Mastercard, Inc., Class A	124,898	65,767,540
PayPal Holdings, Inc.*	152,759	13,037,981
Visa, Inc., Class A	263,315	83,218,073

		334,263,374

Insurance (1.9%)
Aflac, Inc.	76,182	7,880,266
Allstate Corp. (The)	39,826	7,678,054
American International Group, Inc.	95,045	6,919,276
Aon plc, Class A	32,953	11,835,399
Arch Capital Group Ltd.	56,365	5,205,308
Arthur J Gallagher & Co.	38,308	10,873,726
Assurant, Inc.	7,975	1,700,429
Brown & Brown, Inc.	35,739	3,646,093
Chubb Ltd.	57,122	15,782,808
Cincinnati Financial Corp.	24,361	3,500,676
Erie Indemnity Co., Class A	4,043	1,666,646
Everest Group Ltd.	6,830	2,475,602
Globe Life, Inc.	12,149	1,354,856
Hartford Financial Services Group, Inc. (The)	43,994	4,812,944
Loews Corp.	27,544	2,332,701
Marsh & McLennan Cos., Inc.	74,833	15,895,277
MetLife, Inc.	88,261	7,226,811
Principal Financial Group, Inc.	31,931	2,471,779
Progressive Corp. (The)	89,262	21,388,068
Prudential Financial, Inc.	53,530	6,344,911
Travelers Cos., Inc. (The)	34,591	8,332,626
W.R. Berkley Corp.	45,032	2,635,273
Willis Towers Watson plc	15,557	4,873,075

		156,832,604

Total Financials		1,033,411,512

Health Care (9.1%)
Biotechnology (1.4%)
AbbVie, Inc.	269,263	47,848,035
Amgen, Inc.	81,905	21,347,719
Biogen, Inc.*	21,871	3,344,513
Gilead Sciences, Inc.	189,897	17,540,786
Incyte Corp.*	26,236	1,812,121
Moderna, Inc.*	49,402	2,054,135
Regeneron Pharmaceuticals, Inc.*	16,041	11,426,486
Vertex Pharmaceuticals, Inc.*	39,240	15,801,948

		121,175,743

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	264,283	29,893,050
Align Technology, Inc.*	10,493	2,187,895
Baxter International, Inc.	81,428	2,374,441
Becton Dickinson & Co.	43,554	9,881,096
Boston Scientific Corp.*	224,571	20,058,682
Cooper Cos., Inc. (The)*	31,070	2,856,265
Dexcom, Inc.*	59,407	4,620,082
Edwards Lifesciences Corp.*	89,869	6,653,002
GE HealthCare Technologies, Inc.	69,162	5,407,085
Hologic, Inc.*	33,735	2,431,956
IDEXX Laboratories, Inc.*	12,725	5,261,024
Insulet Corp.*	10,964	2,862,372
Intuitive Surgical, Inc.*	54,272	28,327,813
Medtronic plc	195,413	15,609,590
ResMed, Inc.	22,596	5,167,479
Solventum Corp.*	20,748	1,370,613
STERIS plc	14,652	3,011,865
Stryker Corp.	52,278	18,822,694
Teleflex, Inc.	7,466	1,328,799
Zimmer Biomet Holdings, Inc.	31,295	3,305,691

		171,431,494

Health Care Providers & Services (1.9%)
Cardinal Health, Inc.	36,165	4,277,234
Cencora, Inc.	27,281	6,129,495
Centene Corp.*	76,452	4,631,462
Cigna Group (The)	42,383	11,703,642
CVS Health Corp.	194,658	8,738,198
DaVita, Inc.*	6,520	975,066
Elevance Health, Inc.	35,336	13,035,450
HCA Healthcare, Inc.	27,789	8,340,868
Henry Schein, Inc.*	19,683	1,362,064
Humana, Inc.	18,018	4,571,347
Labcorp Holdings, Inc.	12,275	2,814,903
McKesson Corp.	19,342	11,023,199
Molina Healthcare, Inc.*	8,737	2,542,904
Quest Diagnostics, Inc.	16,265	2,453,738
UnitedHealth Group, Inc.	140,226	70,934,724
Universal Health Services, Inc., Class B	9,278	1,664,659

		155,198,953

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	43,171	5,799,592
Bio-Techne Corp.	25,159	1,812,203
Charles River Laboratories International, Inc.*	8,109	1,496,921
Danaher Corp.	97,949	22,484,193
IQVIA Holdings, Inc.*	25,879	5,085,482
Mettler-Toledo International, Inc.*	3,292	4,028,355
Revvity, Inc.	19,324	2,156,752
Thermo Fisher Scientific, Inc.	58,282	30,320,045
Waters Corp.*	9,240	3,427,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
West Pharmaceutical Services, Inc.	10,805	$3,539,286

		80,150,684

Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co.	309,038	17,479,189
Eli Lilly and Co.	120,059	92,685,548
Johnson & Johnson	366,855	53,054,570
Merck & Co., Inc.	385,447	38,344,268
Pfizer, Inc.	863,493	22,908,469
Viatris, Inc.	182,972	2,278,001
Zoetis, Inc.	68,745	11,200,623

		237,950,668

Total Health Care		765,907,542

Industrials (7.4%)
Aerospace & Defense (1.7%)
Axon Enterprise, Inc.*	11,032	6,556,538
Boeing Co. (The)*	113,552	20,098,704
General Dynamics Corp.	39,106	10,304,040
General Electric Co.	164,912	27,505,673
Howmet Aerospace, Inc.	61,847	6,764,206
Huntington Ingalls Industries, Inc.	5,907	1,116,246
L3Harris Technologies, Inc.	29,132	6,125,877
Lockheed Martin Corp.	32,145	15,620,541
Northrop Grumman Corp.	20,770	9,747,153
RTX Corp.	202,810	23,469,173
Textron, Inc.	29,305	2,241,540
TransDigm Group, Inc.	8,670	10,987,318

		140,537,009

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	17,210	1,778,137
Expeditors International of Washington, Inc.	21,084	2,335,475
FedEx Corp.	34,738	9,772,842
United Parcel Service, Inc., Class B	111,441	14,052,710

		27,939,164

Building Products (0.5%)
A.O. Smith Corp.	17,958	1,224,915
Allegion plc	13,802	1,803,645
Builders FirstSource, Inc.*	18,218	2,603,899
Carrier Global Corp.	125,962	8,598,166
Johnson Controls International plc	101,013	7,972,956
Lennox International, Inc.	4,885	2,976,431
Masco Corp.	31,910	2,315,709
Trane Technologies plc	34,287	12,663,903

		40,159,624

Commercial Services & Supplies (0.5%)
Cintas Corp.	52,000	9,500,400
Copart, Inc.*	134,762	7,733,991
Republic Services, Inc.	31,418	6,320,673
Rollins, Inc.	44,224	2,049,783
Veralto Corp.	37,791	3,849,013
Waste Management, Inc.	55,344	11,167,866

		40,621,726

Construction & Engineering (0.1%)
Quanta Services, Inc.	22,492	7,108,597

Electrical Equipment (0.7%)
AMETEK, Inc.	35,036	6,315,589
Eaton Corp. plc	60,218	19,984,548
Emerson Electric Co.	86,883	10,767,410
GE Vernova, Inc.	41,867	13,771,312
Generac Holdings, Inc.*	9,225	1,430,336
Hubbell, Inc., Class B	8,055	3,374,159
Rockwell Automation, Inc.	17,402	4,973,318

		60,616,672

Ground Transportation (0.8%)
CSX Corp.	291,969	9,421,840
JB Hunt Transport Services, Inc.	11,537	1,968,904
Norfolk Southern Corp.	34,473	8,090,813
Old Dominion Freight Line, Inc.	28,984	5,112,777
Uber Technologies, Inc.*	320,852	19,353,793
Union Pacific Corp.	92,377	21,065,651

		65,013,778

Industrial Conglomerates (0.4%)
3M Co.	82,976	10,711,372
Honeywell International, Inc.	99,080	22,381,181

		33,092,553

Machinery (1.4%)
Caterpillar, Inc.	73,566	26,686,802
Cummins, Inc.	21,035	7,332,801
Deere & Co.	38,771	16,427,273
Dover Corp.	21,124	3,962,862
Fortive Corp.	53,062	3,979,650
IDEX Corp.	11,553	2,417,927
Illinois Tool Works, Inc.	40,859	10,360,208
Ingersoll Rand, Inc.	61,347	5,549,450
Nordson Corp.	7,769	1,625,585
Otis Worldwide Corp.	61,717	5,715,611
PACCAR, Inc.	81,052	8,431,029
Parker-Hannifin Corp.	19,587	12,457,920
Pentair plc	24,465	2,462,158
Snap-on, Inc.	8,273	2,808,518
Stanley Black & Decker, Inc.	23,802	1,911,063
Westinghouse Air Brake Technologies Corp.	25,990	4,927,444
Xylem, Inc.	36,049	4,182,405

		121,238,706

Passenger Airlines (0.2%)
Delta Air Lines, Inc.	100,046	6,052,783
Southwest Airlines Co.	92,470	3,108,841
United Airlines Holdings, Inc.*	49,639	4,819,947

		13,981,571

Professional Services (0.6%)
Automatic Data Processing, Inc.	62,085	18,174,142
Broadridge Financial Solutions, Inc.	17,440	3,943,010
Dayforce, Inc.*	23,560	1,711,398
Equifax, Inc.	19,226	4,899,746
Jacobs Solutions, Inc.	18,913	2,527,155
Leidos Holdings, Inc.	20,513	2,955,103
Paychex, Inc.	49,516	6,943,133
Paycom Software, Inc.	7,064	1,447,908
Verisk Analytics, Inc.	21,506	5,923,398

		48,524,993

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.2%)
Fastenal Co.	87,919	$6,322,255
United Rentals, Inc.	9,999	7,043,696
W.W. Grainger, Inc.	6,698	7,060,027

		20,425,978

Total Industrials		619,260,371

Information Technology (29.4%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	157,401	17,397,532
Cisco Systems, Inc.	607,359	35,955,653
F5, Inc.*	8,645	2,173,958
Juniper Networks, Inc.	51,801	1,939,947
Motorola Solutions, Inc.	25,359	11,721,691

		69,188,781

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	183,499	12,744,005
CDW Corp.	20,592	3,583,832
Corning, Inc.	118,428	5,627,699
Jabil, Inc.	18,055	2,598,114
Keysight Technologies, Inc.*	26,720	4,292,034
TE Connectivity plc	45,272	6,472,538
Teledyne Technologies, Inc.*	7,009	3,253,087
Trimble, Inc.*	36,494	2,578,666
Zebra Technologies Corp., Class A*	7,872	3,040,324

		44,190,299

IT Services (1.0%)
Accenture plc, Class A	95,211	33,494,278
Akamai Technologies, Inc.*	21,895	2,094,257
Cognizant Technology Solutions Corp., Class A	75,051	5,771,422
EPAM Systems, Inc.*	8,272	1,934,159
Gartner, Inc.*	11,869	5,750,174
GoDaddy, Inc., Class A*	21,154	4,175,165
International Business Machines Corp.	140,890	30,971,849
VeriSign, Inc.*	12,223	2,529,672

		86,720,976

Semiconductors & Semiconductor Equipment (10.4%)
Advanced Micro Devices, Inc.*	247,271	29,867,864
Analog Devices, Inc.	75,652	16,073,024
Applied Materials, Inc.	125,616	20,428,930
Broadcom, Inc.	711,667	164,992,877
Enphase Energy, Inc.*	20,412	1,401,896
First Solar, Inc.*	16,197	2,854,559
Intel Corp.	663,099	13,295,135
KLA Corp.	20,381	12,842,476
Lam Research Corp.	196,055	14,161,053
Microchip Technology, Inc.	82,608	4,737,569
Micron Technology, Inc.	168,942	14,218,159
Monolithic Power Systems, Inc.	7,307	4,323,552
NVIDIA Corp.	3,737,695	501,935,061
NXP Semiconductors NV	38,726	8,049,199
ON Semiconductor Corp.*	65,155	4,108,023
QUALCOMM, Inc.	169,286	26,005,715
Skyworks Solutions, Inc.	23,620	2,094,622
Teradyne, Inc.	25,476	3,207,938
Texas Instruments, Inc.	138,997	26,063,327

		870,660,979

Software (9.5%)
Adobe, Inc.*	67,074	29,826,466
ANSYS, Inc.*	13,160	4,439,263
Autodesk, Inc.*	32,539	9,617,552
Cadence Design Systems, Inc.*	41,710	12,532,187
Crowdstrike Holdings, Inc., Class A*	35,761	12,235,984
Fair Isaac Corp.*	3,689	7,344,541
Fortinet, Inc.*	96,265	9,095,117
Gen Digital, Inc.	82,425	2,256,796
Intuit, Inc.	42,709	26,842,606
Microsoft Corp.	1,132,871	477,505,126
Oracle Corp.	244,895	40,809,303
Palantir Technologies, Inc., Class A*	312,945	23,668,030
Palo Alto Networks, Inc.*	99,477	18,100,835
PTC, Inc.*	17,872	3,286,125
Roper Technologies, Inc.	16,576	8,617,034
Salesforce, Inc.	145,668	48,701,182
ServiceNow, Inc.*	31,389	33,276,107
Synopsys, Inc.*	23,247	11,283,164
Tyler Technologies, Inc.*	6,489	3,741,817
Workday, Inc., Class A*	32,455	8,374,364

		791,553,599

Technology Hardware, Storage & Peripherals (7.2%)
Apple, Inc.	2,303,234	576,775,858
Dell Technologies, Inc., Class C	46,896	5,404,295
Hewlett Packard Enterprise Co.	201,052	4,292,460
HP, Inc.	144,828	4,725,738
NetApp, Inc.	31,354	3,639,573
Seagate Technology Holdings plc	33,084	2,855,480
Super Micro Computer, Inc. (x)*	77,611	2,365,583
Western Digital Corp.*	53,305	3,178,577

		603,237,564

Total Information Technology		2,465,552,198

Materials (1.7%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	33,699	9,774,058
Albemarle Corp. (x)	17,616	1,516,385
Celanese Corp.	16,801	1,162,797
CF Industries Holdings, Inc.	27,595	2,354,405
Corteva, Inc.	103,462	5,893,196
Dow, Inc.	105,614	4,238,290
DuPont de Nemours, Inc.	62,443	4,761,279
Eastman Chemical Co.	18,033	1,646,774
Ecolab, Inc.	38,063	8,918,922
FMC Corp.	17,555	853,349
International Flavors & Fragrances, Inc.	38,904	3,289,333
Linde plc	72,553	30,375,764
LyondellBasell Industries NV, Class A	40,792	3,029,622
Mosaic Co. (The)	49,687	1,221,306
PPG Industries, Inc.	34,660	4,140,137
Sherwin-Williams Co. (The)	35,305	12,001,229

		95,176,846

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	9,239	$4,771,943
Vulcan Materials Co.	19,973	5,137,655

		9,909,598

Containers & Packaging (0.2%)
Amcor plc	219,881	2,069,080
Avery Dennison Corp.	12,424	2,324,903
Ball Corp.	44,237	2,438,786
International Paper Co.	51,166	2,753,754
Packaging Corp. of America	13,603	3,062,444
Smurfit WestRock plc	75,620	4,072,893

		16,721,860

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	221,389	8,430,493
Newmont Corp.	175,938	6,548,413
Nucor Corp.	35,531	4,146,823
Steel Dynamics, Inc.	20,632	2,353,492

		21,479,221

Total Materials		143,287,525

Real Estate (1.9%)
Health Care REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	24,762	2,415,533
Healthpeak Properties, Inc. (REIT)	109,556	2,220,700
Ventas, Inc. (REIT)	62,465	3,678,564
Welltower, Inc. (REIT)	89,882	11,327,829

		19,642,626

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	108,622	1,903,057

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	141,123	14,916,701

Office REITs (0.0%)†
BXP, Inc. (REIT)	23,161	1,722,252

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	45,104	5,921,704
CoStar Group, Inc.*	63,700	4,560,283

		10,481,987

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	22,020	4,843,739
Camden Property Trust (REIT)	17,089	1,983,008
Equity Residential (REIT)	51,429	3,690,545
Essex Property Trust, Inc. (REIT)	9,444	2,695,695
Invitation Homes, Inc. (REIT)	83,692	2,675,633
Mid-America Apartment Communities, Inc. (REIT)	17,507	2,706,057
UDR, Inc. (REIT)	45,280	1,965,605

		20,560,282

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	12,057	1,349,781
Kimco Realty Corp. (REIT)	106,714	2,500,309
Realty Income Corp. (REIT)	135,334	7,228,189
Regency Centers Corp. (REIT)	24,147	1,785,188
Simon Property Group, Inc. (REIT)	46,732	8,047,718

		20,911,185

Specialized REITs (0.8%)
American Tower Corp. (REIT)	71,202	13,059,159
Crown Castle, Inc. (REIT)	66,644	6,048,610
Digital Realty Trust, Inc. (REIT)	47,187	8,367,671
Equinix, Inc. (REIT)	14,755	13,912,342
Extra Space Storage, Inc. (REIT)	33,136	4,957,146
Iron Mountain, Inc. (REIT)	43,929	4,617,377
Public Storage (REIT)	24,014	7,190,752
SBA Communications Corp. (REIT)	16,165	3,294,427
VICI Properties, Inc. (REIT), Class A	161,454	4,716,071
Weyerhaeuser Co. (REIT)	108,222	3,046,449

		69,210,004

Total Real Estate		159,348,094

Utilities (2.1%)
Electric Utilities (1.4%)
Alliant Energy Corp.	41,253	2,439,702
American Electric Power Co., Inc.	81,974	7,560,462
Constellation Energy Corp.	47,480	10,621,751
Duke Energy Corp.	117,538	12,663,544
Edison International	59,547	4,754,232
Entergy Corp.	67,054	5,084,034
Evergy, Inc.	34,992	2,153,758
Eversource Energy	56,357	3,236,583
Exelon Corp.	151,007	5,683,903
FirstEnergy Corp.	76,278	3,034,339
NextEra Energy, Inc.	313,339	22,463,273
NRG Energy, Inc.	30,057	2,711,743
PG&E Corp.	327,682	6,612,623
Pinnacle West Capital Corp.	16,372	1,387,854
PPL Corp.	110,302	3,580,403
Southern Co. (The)	166,729	13,725,131
Xcel Energy, Inc.	85,854	5,796,862

		113,510,197

Gas Utilities (0.0%)†
Atmos Energy Corp.	24,425	3,401,670

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	114,608	1,475,005
Vistra Corp.	51,556	7,108,026

		8,583,031

Multi-Utilities (0.6%)
Ameren Corp.	41,837	3,729,350
CenterPoint Energy, Inc.	96,773	3,070,607
CMS Energy Corp.	44,308	2,953,128
Consolidated Edison, Inc.	51,820	4,623,899
Dominion Energy, Inc.	129,893	6,996,037
DTE Energy Co.	31,149	3,761,242
NiSource, Inc.	71,223	2,618,157
Public Service Enterprise Group, Inc.	76,308	6,447,263
Sempra	97,902	8,587,963
WEC Energy Group, Inc.	48,516	4,562,445

		47,350,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Water Utilities (0.0%)†
American Water Works Co., Inc.	29,477	$3,669,592

Total Utilities		176,514,581

Total Common Stocks (90.5%) (Cost $2,043,016,008)		7,589,455,091

SHORT-TERM INVESTMENTS:
Investment Companies (3.3%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	197,687	197,687
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	280,128,466	280,240,518

Total Investment Companies		280,438,205

Total Short-Term Investments (3.3%) (Cost $280,440,380)		280,438,205

Total Investments in Securities (93.8%) (Cost $2,323,456,388)		7,869,893,296
Other Assets Less Liabilities (6.2%)		516,074,081

Net Assets (100%)		$8,385,967,377

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $3,709,637. This was collateralized by $3,607,022 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 1/31/25 – 5/15/54 and by cash of $197,687 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)**	60,304	11,971,453	—	(2,836,301)	1,663,109	831,365	11,629,626	439,620	—
Capital Markets
BlackRock, Inc.	22,183	21,859,339	559,608	(4,499,004)	2,941,190	1,878,882	22,740,015	481,068	—

Total		33,830,792	559,608	(7,335,305)	4,604,299	2,710,247	34,369,641	920,688	—

**	Not affiliated at December 31, 2024.

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,693	3/2025	USD	799,248,738	(23,837,029)

					(23,837,029)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$711,138,415	$—	$—	$711,138,415
Consumer Discretionary	854,745,739	—	—	854,745,739
Consumer Staples	420,123,007	—	—	420,123,007
Energy	240,166,107	—	—	240,166,107
Financials	1,033,411,512	—	—	1,033,411,512
Health Care	765,907,542	—	—	765,907,542
Industrials	619,260,371	—	—	619,260,371
Information Technology	2,465,552,198	—	—	2,465,552,198
Materials	143,287,525	—	—	143,287,525
Real Estate	159,348,094	—	—	159,348,094
Utilities	176,514,581	—	—	176,514,581
Short-Term Investments
Investment Companies	280,438,205	—	—	280,438,205

Total Assets	$7,869,893,296	$—	$—	$7,869,893,296

Liabilities:
Futures	$(23,837,029)	$—	$—	$(23,837,029)

Total Liabilities	$(23,837,029)	$—	$—	$(23,837,029)

Total	$7,846,056,267	$—	$—	$7,846,056,267

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(23,837,029	)*

Total		$(23,837,029)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$173,613,540	$173,613,540

Total	$173,613,540	$173,613,540

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(51,802,498)	$(51,802,498)

Total	$(51,802,498)	$(51,802,498)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$796,125,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$149,887,187
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,896,480,403

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 45%)*	Net Proceeds of Sales and Redemptions (affiliated 12%)*	Net Realized Gain (Loss)
$67,460,062	$230,400,862	$137,449,499

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,722,351,508
Aggregate gross unrealized depreciation	(176,659,053)

Net unrealized appreciation	$5,545,692,455

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,300,363,812

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $5,136,020)	$22,740,015
Unaffiliated Issuers (Cost $2,318,320,368)	7,847,153,281
Cash	475,023,899
Cash held as collateral at broker for futures	45,867,800
Dividends, interest and other receivables	7,280,913
Receivable for Portfolio shares sold	251,447
Securities lending income receivable	3,159
Other assets	37,488

Total assets	8,398,358,002

LIABILITIES
Payable for Portfolio shares repurchased	5,075,553
Due to broker for futures variation margin	3,095,961
Investment management fees payable	2,915,787
Administrative fees payable	903,983
Payable for return of collateral on securities loaned	197,687
Distribution fees payable – Class IB	53,342
Accrued expenses	148,312

Total liabilities	12,390,625

Commitments and contingent liabilities^
NET ASSETS	$8,385,967,377

Net assets were comprised of:
Paid in capital	$2,943,700,887
Total distributable earnings (loss)	5,442,266,490

Net assets	$8,385,967,377

Class IB
Net asset value, offering and redemption price per share, $247,132,466 / 8,098,599 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.52

Class K
Net asset value, offering and redemption price per share, $8,138,834,911 / 262,822,217 shares outstanding (unlimited amount authorized: $0.01 par value)	$30.97

(x)	Includes value of securities on loan of $3,709,637.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($920,688 of dividend income received from affiliates) (net of $29,498 foreign withholding tax)	$119,816,930
Interest	28,004,514
Securities lending (net)	32,114

Total income	147,853,558

EXPENSES
Investment management fees	35,002,671
Administrative fees	10,783,068
Printing and mailing expenses	683,726
Distribution fees – Class IB	601,402
Professional fees	351,027
Trustees’ fees	283,661
Custodian fees	154,901
Miscellaneous	169,591

Total expenses	48,030,047

NET INVESTMENT INCOME (LOSS)	99,823,511

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($4,604,299 realized gain (loss) from affiliates)	1,203,023,620
Futures contracts	173,613,540

Net realized gain (loss)	1,376,637,160

Change in unrealized appreciation (depreciation) on:
Investments in securities ($2,710,247 of change in unrealized appreciation (depreciation) from affiliates)	442,935,230
Futures contracts	(51,802,498)

Net change in unrealized appreciation (depreciation)	391,132,732

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,767,769,892

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,867,593,403

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$99,823,511	$102,979,329
Net realized gain (loss)	1,376,637,160	483,363,094
Net change in unrealized appreciation (depreciation)	391,132,732	1,221,929,702

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,867,593,403	1,808,272,125

Distributions to shareholders:
Class IB	(40,410,599)	(14,403,265)
Class K	(1,336,934,923)	(547,835,911)

Total distributions to shareholders	(1,377,345,522)	(562,239,176)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 759,026 and 745,942 shares, respectively ]	24,676,718	20,777,244
Capital shares issued in reinvestment of dividends and distributions [ 1,271,462 and 504,338 shares, respectively ]	40,410,599	14,403,265
Capital shares repurchased [ (1,589,598) and (1,425,095) shares, respectively ]	(52,038,400)	(39,584,498)

Total Class IB transactions	13,048,917	(4,403,989)

Class K
Capital shares sold [ 2,769,451 and 10,128,741 shares, respectively ]	92,277,192	285,844,569
Capital shares issued in reinvestment of dividends and distributions [ 41,450,186 and 18,942,469 shares, respectively ]	1,336,934,923	547,835,911
Capital shares repurchased [ (61,766,538) and (37,252,985) shares, respectively ]	(2,047,190,900)	(1,041,837,814)

Total Class K transactions	(617,978,785)	(208,157,334)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(604,929,868)	(212,561,323)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(114,681,987)	1,033,471,626
NET ASSETS:
Beginning of year	8,500,649,364	7,467,177,738

End of year	$8,385,967,377	$8,500,649,364

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$29.17	$24.92	$33.31	$28.90	$27.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.30	0.29	0.22	0.16	0.26
Net realized and unrealized gain (loss)	6.79	5.94	(6.85)	7.72	4.26

Total from investment operations	7.09	6.23	(6.63)	7.88	4.52

Less distributions:
Dividends from net investment income	(0.36)	(0.32)	(0.23)	(0.18)	(0.28)
Distributions from net realized gains	(5.38)	(1.66)	(1.53)	(3.29)	(2.60)

Total dividends and distributions	(5.74)	(1.98)	(1.76)	(3.47)	(2.88)

Net asset value, end of year	$30.52	$29.17	$24.92	$33.31	$28.90

Total return	23.92%	25.27%	(20.01)%	27.63%	17.01%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$247,132	$223,348	$195,213	$238,308	$221,395
Ratio of expenses to average net assets (f)	0.80%	0.81%	0.80%	0.78%	0.80%
Ratio of net investment income (loss) to average net assets (f)	0.92%	1.05%	0.77%	0.48%	0.95%
Portfolio turnover rate^	2%	2%	3%	3%	6%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$29.52	$25.20	$33.66	$29.17	$27.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.39	0.36	0.29	0.24	0.33
Net realized and unrealized gain (loss)	6.89	6.01	(6.91)	7.80	4.31

Total from investment operations	7.28	6.37	(6.62)	8.04	4.64

Less distributions:
Dividends from net investment income	(0.45)	(0.39)	(0.31)	(0.26)	(0.35)
Distributions from net realized gains	(5.38)	(1.66)	(1.53)	(3.29)	(2.60)

Total dividends and distributions	(5.83)	(2.05)	(1.84)	(3.55)	(2.95)

Net asset value, end of year	$30.97	$29.52	$25.20	$33.66	$29.17

Total return	24.25%	25.55%	(19.80)%	27.92%	17.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,138,835	$8,277,301	$7,271,965	$10,394,162	$9,303,913
Ratio of expenses to average net assets (f)	0.55%	0.56%	0.55%	0.53%	0.55%
Ratio of net investment income (loss) to average net assets (f)	1.17%	1.30%	1.01%	0.73%	1.20%
Portfolio turnover rate^	2%	2%	3%	3%	6%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	58,679	$2,036,161
Iridium Communications, Inc.	31,127	903,306

		2,939,467

Entertainment (0.4%)
TKO Group Holdings, Inc., Class A*	17,510	2,488,346
Warner Music Group Corp., Class A	37,633	1,166,623

		3,654,969

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	74,298	780,872

Media (0.4%)
New York Times Co. (The), Class A	42,251	2,199,164
Nexstar Media Group, Inc., Class A	7,914	1,250,175

		3,449,339

Total Communication Services		10,824,647

Consumer Discretionary (12.9%)
Automobile Components (0.7%)
Autoliv, Inc.	19,260	1,806,396
Gentex Corp.	59,443	1,707,797
Goodyear Tire & Rubber Co. (The)*	75,424	678,816
Lear Corp.	14,599	1,382,525
Visteon Corp.*	6,943	615,983

		6,191,517

Automobiles (0.3%)
Harley-Davidson, Inc. (x)	30,833	928,998
Thor Industries, Inc.	13,926	1,332,858

		2,261,856

Broadline Retail (0.4%)
Macy’s, Inc.	73,592	1,245,912
Nordstrom, Inc.	25,886	625,147
Ollie’s Bargain Outlet Holdings, Inc.*	16,008	1,756,558

		3,627,617

Diversified Consumer Services (1.2%)
Duolingo, Inc., Class A*	9,959	3,229,007
Graham Holdings Co., Class B	913	796,063
Grand Canyon Education, Inc.*	7,342	1,202,620
H&R Block, Inc.	36,398	1,923,270
Service Corp. International	38,816	3,098,293

		10,249,253

Hotels, Restaurants & Leisure (3.1%)
Aramark	71,115	2,653,301
Boyd Gaming Corp.	18,062	1,310,218
Choice Hotels International, Inc. (x)	5,839	829,021
Churchill Downs, Inc.	19,527	2,607,636
Hilton Grand Vacations, Inc.*	16,772	653,269
Hyatt Hotels Corp., Class A	11,427	1,793,810
Light & Wonder, Inc.*	23,287	2,011,531
Marriott Vacations Worldwide Corp.	8,269	742,556
Planet Fitness, Inc., Class A*	22,317	2,206,482
Texas Roadhouse, Inc., Class A	17,471	3,152,293
Travel + Leisure Co.	18,463	931,458
Vail Resorts, Inc.	9,900	1,855,755
Wendy’s Co. (The)	46,327	755,130
Wingstop, Inc.	7,731	2,197,150
Wyndham Hotels & Resorts, Inc.	20,695	2,085,849

		25,785,459

Household Durables (1.5%)
KB Home	18,787	1,234,682
Taylor Morrison Home Corp., Class A*	27,081	1,657,628
Tempur Sealy International, Inc.	46,126	2,614,883
Toll Brothers, Inc.	26,867	3,383,899
TopBuild Corp.*	7,789	2,425,027
Whirlpool Corp.	14,668	1,679,192

		12,995,311

Leisure Products (0.5%)
Brunswick Corp.	17,648	1,141,473
Mattel, Inc.*	89,833	1,592,739
Polaris, Inc.	14,015	807,544
YETI Holdings, Inc.*	21,764	838,132

		4,379,888

Specialty Retail (4.3%)
Abercrombie & Fitch Co., Class A*	13,456	2,011,268
AutoNation, Inc.*	7,030	1,193,975
Burlington Stores, Inc.*	16,643	4,744,254
Chewy, Inc., Class A*	43,135	1,444,591
Dick’s Sporting Goods, Inc.	15,261	3,492,327
Five Below, Inc.*	14,425	1,514,048
Floor & Decor Holdings, Inc., Class A*	28,315	2,823,006
GameStop Corp., Class A (x)*	106,923	3,350,967
Gap, Inc. (The)	58,491	1,382,142
Lithia Motors, Inc., Class A	7,067	2,525,958
Murphy USA, Inc.	4,842	2,429,473
Penske Automotive Group, Inc.	5,055	770,584
RH*	3,949	1,554,287
Valvoline, Inc.*	34,287	1,240,504
Williams-Sonoma, Inc.	33,292	6,165,013

		36,642,397

Textiles, Apparel & Luxury Goods (0.9%)
Capri Holdings Ltd.*	31,154	656,103
Columbia Sportswear Co. (x)	7,592	637,196
Crocs, Inc.*	15,441	1,691,253
PVH Corp.	14,956	1,581,597
Skechers USA, Inc., Class A*	34,849	2,343,247
Under Armour, Inc., Class A*	41,484	343,487
Under Armour, Inc., Class C*	44,247	330,083

		7,582,966

Total Consumer Discretionary		109,716,264

Consumer Staples (4.1%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	2,250	674,955
Celsius Holdings, Inc.*	41,274	1,087,157
Coca-Cola Consolidated, Inc.	1,551	1,954,244

		3,716,356

Consumer Staples Distribution & Retail (2.1%)
BJ’s Wholesale Club Holdings, Inc.*	34,616	3,092,940
Casey’s General Stores, Inc.	9,733	3,856,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Performance Food Group Co.*	41,340	$3,495,297
Sprouts Farmers Market, Inc.*	26,307	3,342,830
US Foods Holding Corp.*	62,534	4,218,544

		18,006,117

Food Products (0.9%)
Darling Ingredients, Inc.*	42,269	1,424,043
Flowers Foods, Inc.	50,563	1,044,632
Ingredion, Inc.	17,171	2,362,043
Lancaster Colony Corp.	4,875	844,057
Pilgrim’s Pride Corp.*	10,938	496,476
Post Holdings, Inc.*	12,786	1,463,485

		7,634,736

Personal Care Products (0.6%)
BellRing Brands, Inc.*	33,702	2,539,109
Coty, Inc., Class A*	101,944	709,530
e.l.f. Beauty, Inc.*	14,816	1,860,149

		5,108,788

Total Consumer Staples		34,465,997

Energy (4.2%)
Energy Equipment & Services (0.6%)
ChampionX Corp.	50,631	1,376,657
NOV, Inc.	106,329	1,552,403
Valaris Ltd.*	15,845	700,983
Weatherford International plc	18,816	1,347,790

		4,977,833

Oil, Gas & Consumable Fuels (3.6%)
Antero Midstream Corp.	89,250	1,346,783
Antero Resources Corp.*	77,365	2,711,643
Chord Energy Corp.	16,011	1,872,006
Civitas Resources, Inc.	23,283	1,067,991
CNX Resources Corp.*	40,746	1,494,156
DT Midstream, Inc.	25,309	2,516,474
Expand Energy Corp. (x)	55,449	5,519,948
HF Sinclair Corp.	42,452	1,487,943
Matador Resources Co.	30,544	1,718,405
Murphy Oil Corp.	36,513	1,104,883
Ovintiv, Inc.	69,894	2,830,707
PBF Energy, Inc., Class A	25,819	685,495
Permian Resources Corp.	165,725	2,383,126
Range Resources Corp.	64,242	2,311,427
Viper Energy, Inc., Class A	26,320	1,291,522

		30,342,509

Total Energy		35,320,342

Financials (16.2%)
Banks (6.0%)
Associated Banc-Corp.	40,785	974,761
Bank OZK	27,749	1,235,663
Cadence Bank	48,742	1,679,162
Columbia Banking System, Inc.	55,462	1,498,029
Comerica, Inc.	38,243	2,365,330
Commerce Bancshares, Inc.	32,483	2,024,016
Cullen/Frost Bankers, Inc.	16,805	2,256,071
East West Bancorp, Inc.	36,742	3,518,414
First Financial Bankshares, Inc.	33,781	1,217,805
First Horizon Corp.	141,330	2,846,386
Flagstar Financial, Inc. (x)	78,585	733,198
FNB Corp.	99,700	1,473,566
Glacier Bancorp, Inc.	29,987	1,505,947
Hancock Whitney Corp.	22,971	1,256,973
Home BancShares, Inc.	48,935	1,384,860
International Bancshares Corp.	13,785	870,661
Old National Bancorp	86,258	1,872,230
Pinnacle Financial Partners, Inc.	20,361	2,329,095
Prosperity Bancshares, Inc.	24,761	1,865,741
SouthState Corp.	20,271	2,016,559
Synovus Financial Corp.	38,395	1,966,976
Texas Capital Bancshares, Inc.*	11,828	924,950
UMB Financial Corp.	11,892	1,342,131
United Bankshares, Inc.	35,654	1,338,808
Valley National Bancorp	124,396	1,127,028
Webster Financial Corp.	45,616	2,518,915
Western Alliance Bancorp	28,863	2,411,215
Wintrust Financial Corp.	17,827	2,223,205
Zions Bancorp NA	39,644	2,150,687

		50,928,382

Capital Markets (3.6%)
Affiliated Managers Group, Inc.	8,058	1,490,085
Carlyle Group, Inc. (The)	57,121	2,884,039
Evercore, Inc., Class A	9,897	2,743,349
Federated Hermes, Inc., Class B	23,220	954,574
Hamilton Lane, Inc., Class A	11,249	1,665,414
Houlihan Lokey, Inc., Class A	15,121	2,625,913
Interactive Brokers Group, Inc., Class A	29,364	5,187,738
Janus Henderson Group plc	36,622	1,557,534
Jefferies Financial Group, Inc.	45,905	3,598,952
Morningstar, Inc.	7,126	2,399,752
SEI Investments Co.	27,856	2,297,563
Stifel Financial Corp.	30,082	3,191,099

		30,596,012

Consumer Finance (0.6%)
Ally Financial, Inc.	74,400	2,679,144
FirstCash Holdings, Inc.	10,826	1,121,573
SLM Corp.	61,862	1,706,154

		5,506,871

Financial Services (1.3%)
Essent Group Ltd.	27,470	1,495,467
Euronet Worldwide, Inc.*	11,394	1,171,759
MGIC Investment Corp.	69,620	1,650,690
Shift4 Payments, Inc., Class A (x)*	18,106	1,879,041
Voya Financial, Inc.	26,956	1,855,381
Western Union Co. (The)	92,011	975,317
WEX, Inc.*	10,954	1,920,455

		10,948,110

Insurance (4.2%)
American Financial Group, Inc.	19,043	2,607,558
Brighthouse Financial, Inc.*	16,256	780,938
CNO Financial Group, Inc.	29,603	1,101,528
Fidelity National Financial, Inc.	69,546	3,904,313
First American Financial Corp.	27,456	1,714,353
Hanover Insurance Group, Inc. (The)	9,467	1,464,166
Kemper Corp.	15,578	1,035,002
Kinsale Capital Group, Inc.	5,811	2,702,870
Old Republic International Corp.	63,793	2,308,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Primerica, Inc.	9,065	$2,460,422
Reinsurance Group of America, Inc.	17,592	3,758,179
RenaissanceRe Holdings Ltd.	13,728	3,415,664
RLI Corp.	10,451	1,722,638
Ryan Specialty Holdings, Inc., Class A	27,974	1,794,812
Selective Insurance Group, Inc.	15,972	1,493,701
Unum Group	45,496	3,322,573

		35,587,386

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Annaly Capital Management, Inc. (REIT)	149,168	2,729,775
Starwood Property Trust, Inc. (REIT) (x)	86,352	1,636,370

		4,366,145

Total Financials		137,932,906

Health Care (8.5%)
Biotechnology (2.6%)
Arrowhead Pharmaceuticals, Inc.*	34,047	640,083
BioMarin Pharmaceutical, Inc.*	50,190	3,298,989
Cytokinetics, Inc.*	31,207	1,467,977
Exelixis, Inc.*	74,873	2,493,271
Halozyme Therapeutics, Inc.*	33,968	1,624,010
Neurocrine Biosciences, Inc.*	26,726	3,648,099
Roivant Sciences Ltd.*	113,958	1,348,123
Sarepta Therapeutics, Inc.*	25,210	3,065,284
United Therapeutics Corp.*	11,727	4,137,755

		21,723,591

Health Care Equipment & Supplies (1.6%)
Dentsply Sirona, Inc.	53,879	1,022,623
Enovis Corp.*	14,363	630,248
Envista Holdings Corp.*	45,859	884,620
Globus Medical, Inc., Class A*	30,218	2,499,331
Haemonetics Corp.*	13,514	1,055,173
Lantheus Holdings, Inc.*	18,295	1,636,671
LivaNova plc*	14,330	663,622
Masimo Corp.*	11,812	1,952,524
Neogen Corp. (x)*	52,152	633,125
Penumbra, Inc.*	10,145	2,409,235

		13,387,172

Health Care Providers & Services (1.7%)
Acadia Healthcare Co., Inc.*	24,365	966,072
Amedisys, Inc.*	8,319	755,282
Chemed Corp.	3,835	2,031,783
Encompass Health Corp.	26,672	2,463,159
Ensign Group, Inc. (The)	14,799	1,966,195
HealthEquity, Inc.*	23,074	2,213,950
Option Care Health, Inc.*	44,942	1,042,655
Tenet Healthcare Corp.*	25,225	3,184,152

		14,623,248

Health Care Technology (0.2%)
Doximity, Inc., Class A*	33,615	1,794,705

Life Sciences Tools & Services (2.1%)
Avantor, Inc.*	180,535	3,803,873
Bio-Rad Laboratories, Inc., Class A*	4,982	1,636,637
Bruker Corp.	29,446	1,726,125
Illumina, Inc.*	42,126	5,629,297
Medpace Holdings, Inc.*	6,633	2,203,682
Repligen Corp.*	13,793	1,985,364
Sotera Health Co.*	40,896	559,457

		17,544,435

Pharmaceuticals (0.3%)
Jazz Pharmaceuticals plc*	16,180	1,992,567
Perrigo Co. plc	35,225	905,635

		2,898,202

Total Health Care		71,971,353

Industrials (19.3%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	24,074	2,681,603
Curtiss-Wright Corp.	10,075	3,575,315
Hexcel Corp.	21,306	1,335,886
Woodward, Inc.	15,673	2,608,301

		10,201,105

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	31,522	1,371,207

Building Products (2.4%)
AAON, Inc.	17,585	2,069,403
Advanced Drainage Systems, Inc.	18,624	2,152,934
Carlisle Cos., Inc.	11,993	4,423,498
Fortune Brands Innovations, Inc.	32,936	2,250,517
Owens Corning	22,953	3,909,355
Simpson Manufacturing Co., Inc.	10,956	1,816,834
Trex Co., Inc.*	28,035	1,935,256
UFP Industries, Inc.	16,133	1,817,382

		20,375,179

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	11,863	1,100,530
Clean Harbors, Inc.*	13,597	3,129,214
MSA Safety, Inc.	10,224	1,694,832
RB Global, Inc. (x)	48,642	4,387,995
Tetra Tech, Inc.	70,533	2,810,035

		13,122,606

Construction & Engineering (2.3%)
AECOM	35,641	3,807,172
Comfort Systems USA, Inc.	9,302	3,944,606
EMCOR Group, Inc.	12,192	5,533,949
Fluor Corp.*	45,379	2,238,092
MasTec, Inc.*	16,157	2,199,614
Valmont Industries, Inc.	5,326	1,633,324

		19,356,757

Electrical Equipment (1.4%)
Acuity Brands, Inc.	8,173	2,387,579
EnerSys	10,409	962,104
NEXTracker, Inc., Class A*	37,596	1,373,382
nVent Electric plc	43,976	2,997,404
Regal Rexnord Corp.	17,696	2,745,180
Sensata Technologies Holding plc	39,988	1,095,671

		11,561,320

Ground Transportation (1.5%)
Avis Budget Group, Inc.*	4,599	370,725
Knight-Swift Transportation Holdings, Inc., Class A	42,524	2,255,473

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Landstar System, Inc.	8,557	$1,470,606
Ryder System, Inc.	11,549	1,811,576
Saia, Inc.*	6,991	3,186,009
XPO, Inc.*	30,710	4,027,617

		13,122,006

Machinery (4.4%)
AGCO Corp.	16,471	1,539,709
Chart Industries, Inc.*	11,111	2,120,423
CNH Industrial NV	229,779	2,603,396
Crane Co.	12,856	1,950,898
Donaldson Co., Inc.	30,867	2,078,892
Esab Corp.	15,091	1,810,014
Flowserve Corp.	35,057	2,016,479
Graco, Inc.	42,881	3,614,439
ITT, Inc.	21,602	3,086,494
Lincoln Electric Holdings, Inc.	14,878	2,789,179
Middleby Corp. (The)*	14,275	1,933,549
Mueller Industries, Inc.	29,742	2,360,325
Oshkosh Corp.	17,210	1,636,155
RBC Bearings, Inc.*	8,046	2,406,880
Terex Corp.	17,108	790,732
Timken Co. (The)	16,970	1,211,149
Toro Co. (The)	27,297	2,186,490
Watts Water Technologies, Inc., Class A	7,033	1,429,809

		37,565,012

Marine Transportation (0.2%)
Kirby Corp.*	15,244	1,612,815

Passenger Airlines (0.4%)
American Airlines Group, Inc.*	174,652	3,044,184

Professional Services (2.2%)
CACI International, Inc., Class A*	5,943	2,401,328
Concentrix Corp.	12,106	523,827
ExlService Holdings, Inc.*	42,127	1,869,596
Exponent, Inc.	13,006	1,158,835
FTI Consulting, Inc.*	9,195	1,757,440
Genpact Ltd.	42,519	1,826,191
Insperity, Inc.	9,116	706,581
KBR, Inc.	35,559	2,059,933
ManpowerGroup, Inc.	12,162	701,991
Maximus, Inc.	15,743	1,175,215
Parsons Corp.*	12,067	1,113,181
Paylocity Holding Corp.*	11,363	2,266,578
Science Applications International Corp.	13,308	1,487,568

		19,048,264

Trading Companies & Distributors (1.6%)
Applied Industrial Technologies, Inc.	10,130	2,425,831
Core & Main, Inc., Class A*	51,032	2,598,039
GATX Corp.	9,622	1,491,025
MSC Industrial Direct Co., Inc., Class A	11,421	853,035
Watsco, Inc. (x)	9,100	4,312,399
WESCO International, Inc.	11,811	2,137,319

		13,817,648

Total Industrials		164,198,103

Information Technology (9.6%)
Communications Equipment (0.5%)
Ciena Corp.*	38,244	3,243,474
Lumentum Holdings, Inc.*	18,393	1,544,092

		4,787,566

Electronic Equipment, Instruments & Components (2.8%)
Arrow Electronics, Inc.*	14,039	1,588,092
Avnet, Inc.	23,854	1,248,041
Belden, Inc.	10,683	1,203,013
Cognex Corp.	44,694	1,602,727
Coherent Corp.*	40,780	3,863,090
Crane NXT Co.	12,865	749,000
Fabrinet*	9,489	2,086,441
Flex Ltd.*	103,095	3,957,817
IPG Photonics Corp.*	7,046	512,385
Littelfuse, Inc.	6,539	1,540,915
Novanta, Inc.*	9,536	1,456,815
TD SYNNEX Corp.	20,112	2,358,735
Vontier Corp.	40,822	1,488,778

		23,655,849

IT Services (0.4%)
ASGN, Inc.*	11,927	993,996
Kyndryl Holdings, Inc.*	61,381	2,123,783

		3,117,779

Semiconductors & Semiconductor Equipment (2.0%)
Allegro MicroSystems, Inc.*	36,300	793,518
Amkor Technology, Inc.	29,846	766,744
Cirrus Logic, Inc.*	13,974	1,391,531
Lattice Semiconductor Corp.*	35,904	2,033,962
MACOM Technology Solutions Holdings, Inc.*	15,245	1,980,478
MKS Instruments, Inc.	17,822	1,860,438
Onto Innovation, Inc.*	12,977	2,162,876
Power Integrations, Inc.	14,030	865,651
Rambus, Inc.*	28,151	1,488,062
Silicon Laboratories, Inc.*	8,667	1,076,615
Synaptics, Inc.*	10,505	801,742
Universal Display Corp.	11,548	1,688,317

		16,909,934

Software (3.3%)
Altair Engineering, Inc., Class A*	16,020	1,747,942
Appfolio, Inc., Class A*	6,002	1,480,813
Aspen Technology, Inc.*	7,102	1,772,872
BILL Holdings, Inc.*	24,958	2,114,192
Blackbaud, Inc.*	10,677	789,244
Commvault Systems, Inc.*	11,402	1,720,676
DocuSign, Inc.*	53,550	4,816,287
Dolby Laboratories, Inc., Class A	15,267	1,192,353
Dropbox, Inc., Class A*	59,741	1,794,620
Dynatrace, Inc.*	79,015	4,294,465
Manhattan Associates, Inc.*	15,964	4,314,111
Qualys, Inc.*	9,507	1,333,072
Teradata Corp.*	25,630	798,375

		28,169,022

Technology Hardware, Storage & Peripherals (0.6%)
Pure Storage, Inc., Class A*	82,005	5,037,567

Total Information Technology		81,677,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Materials (5.8%)
Chemicals (1.8%)
Arcadium Lithium plc*	284,150	$1,457,690
Ashland, Inc.	12,789	913,902
Avient Corp.	24,967	1,020,152
Axalta Coating Systems Ltd.*	58,237	1,992,870
Cabot Corp.	14,608	1,333,856
Chemours Co. (The)	39,811	672,806
NewMarket Corp.	1,950	1,030,282
Olin Corp.	30,947	1,046,009
RPM International, Inc.	33,961	4,179,241
Scotts Miracle-Gro Co. (The)	11,269	747,585
Westlake Corp.	9,071	1,039,990

		15,434,383

Construction Materials (0.4%)
Eagle Materials, Inc.	8,860	2,186,294
Knife River Corp.*	15,011	1,525,718

		3,712,012

Containers & Packaging (1.5%)
AptarGroup, Inc.	17,402	2,733,854
Berry Global Group, Inc.	30,658	1,982,653
Crown Holdings, Inc.	31,574	2,610,854
Graphic Packaging Holding Co.	80,632	2,189,965
Greif, Inc., Class A	6,818	416,716
Silgan Holdings, Inc.	21,624	1,125,529
Sonoco Products Co.	25,757	1,258,230

		12,317,801

Metals & Mining (1.9%)
Alcoa Corp.	68,700	2,595,486
Carpenter Technology Corp.	12,744	2,162,784
Cleveland-Cliffs, Inc.*	130,219	1,224,059
Commercial Metals Co.	30,715	1,523,464
Reliance, Inc.	14,348	3,863,342
Royal Gold, Inc.	17,653	2,327,548
United States Steel Corp.	59,184	2,011,664

		15,708,347

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	16,460	1,704,433

Total Materials		48,876,976

Real Estate (6.2%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	57,960	3,157,661

Health Care REITs (0.6%)
Healthcare Realty Trust, Inc. (REIT), Class A	97,474	1,652,185
Omega Healthcare Investors, Inc. (REIT)	70,459	2,666,873
Sabra Health Care REIT, Inc. (REIT)	61,660	1,067,951

		5,387,009

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	55,505	780,955

Industrial REITs (0.9%)
EastGroup Properties, Inc. (REIT)	12,669	2,033,248
First Industrial Realty Trust, Inc. (REIT)	34,990	1,754,048
Rexford Industrial Realty, Inc. (REIT)	57,827	2,235,592
STAG Industrial, Inc. (REIT)	46,916	1,586,699

		7,609,587

Office REITs (0.6%)
COPT Defense Properties (REIT)	29,083	900,119
Cousins Properties, Inc. (REIT)	43,201	1,323,678
Kilroy Realty Corp. (REIT)	28,015	1,133,207
Vornado Realty Trust (REIT)	44,329	1,863,591

		5,220,595

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	12,607	3,191,336

Residential REITs (0.9%)
American Homes 4 Rent (REIT), Class A	83,581	3,127,601
Equity LifeStyle Properties, Inc. (REIT)	50,033	3,332,198
Independence Realty Trust, Inc. (REIT)	59,267	1,175,857

		7,635,656

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	26,336	1,855,371
Brixmor Property Group, Inc. (REIT)	81,400	2,266,176
Kite Realty Group Trust (REIT)	58,396	1,473,915
NNN REIT, Inc. (REIT)	48,777	1,992,541

		7,588,003

Specialized REITs (1.4%)
CubeSmart (REIT)	59,483	2,548,847
EPR Properties (REIT)	19,956	883,652
Gaming and Leisure Properties, Inc. (REIT)	73,712	3,549,970
Lamar Advertising Co. (REIT), Class A	23,377	2,845,916
National Storage Affiliates Trust (REIT)	18,709	709,258
PotlatchDeltic Corp. (REIT)	18,399	722,161
Rayonier, Inc. (REIT)	34,954	912,299

		12,172,103

Total Real Estate		52,742,905

Utilities (2.4%)
Electric Utilities (0.9%)
ALLETE, Inc.	14,951	968,825
IDACORP, Inc.	14,033	1,533,526
OGE Energy Corp.	55,225	2,278,031
Portland General Electric Co.	27,341	1,192,615
TXNM Energy, Inc.	23,884	1,174,376

		7,147,373

Gas Utilities (0.9%)
National Fuel Gas Co.	24,774	1,503,286
New Jersey Resources Corp.	26,852	1,252,646
ONE Gas, Inc.	14,934	1,034,180
Southwest Gas Holdings, Inc.	16,046	1,134,613
Spire, Inc.	14,974	1,015,686
UGI Corp. (x)	57,115	1,612,356

		7,552,767

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	15,300	1,036,116

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Multi-Utilities (0.2%)
Black Hills Corp.	17,999	$1,053,302
Northwestern Energy Group, Inc.	15,078	806,070

		1,859,372

Water Utilities (0.3%)
Essential Utilities, Inc.	67,513	2,452,072

Total Utilities		20,047,700

Total Common Stocks (90.5%) (Cost $510,506,397)		767,774,910

SHORT-TERM INVESTMENTS:
Investment Companies (4.8%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	1,700,031	1,700,031
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	39,233,439	39,249,132

Total Investment Companies		40,949,163

Total Short-Term Investments (4.8%) (Cost $40,946,368)		40,949,163

Total Investments in Securities (95.3%) (Cost $551,452,765)		808,724,073
Other Assets Less Liabilities (4.7%)		40,175,266

Net Assets (100%)		$848,899,339

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $15,746,608. This was collateralized by $14,525,072 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 1/31/25 – 5/15/54 and by cash of $1,700,031 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	259	3/2025	USD	81,499,530	(4,584,548)

					(4,584,548)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$10,824,647	$—	$—	$10,824,647
Consumer Discretionary	109,716,264	—	—	109,716,264
Consumer Staples	34,465,997	—	—	34,465,997
Energy	35,320,342	—	—	35,320,342
Financials	137,932,906	—	—	137,932,906
Health Care	71,971,353	—	—	71,971,353
Industrials	164,198,103	—	—	164,198,103
Information Technology	81,677,717	—	—	81,677,717
Materials	48,876,976	—	—	48,876,976

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Real Estate	$52,742,905	$—	$—	$52,742,905
Utilities	20,047,700	—	—	20,047,700
Short-Term Investments
Investment Companies	40,949,163	—	—	40,949,163

Total Assets	$808,724,073	$—	$—	$808,724,073

Liabilities:
Futures	$(4,584,548)	$—	$—	$(4,584,548)

Total Liabilities	$(4,584,548)	$—	$—	$(4,584,548)

Total	$804,139,525	$—	$—	$804,139,525

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(4,584,548	)*

Total		$(4,584,548)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$15,646,562	$15,646,562

Total	$15,646,562	$15,646,562

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(8,920,579)	$(8,920,579)

Total	$(8,920,579)	$(8,920,579)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$83,652,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$122,769,911
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$216,954,365

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 29%)*	Net Proceeds of Sales and Redemptions (affiliated 27%)*	Net Realized Gain (Loss)
$ 35,588,931	$59,375,225	$17,647,999

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$300,508,410
Aggregate gross unrealized depreciation	(43,373,943)

Net unrealized appreciation	$257,134,467

Federal income tax cost of investments in securities and derivative instruments, if applicable	$547,005,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $551,452,765)	$808,724,073
Cash	36,555,942
Cash held as collateral at broker for futures	4,947,100
Dividends, interest and other receivables	1,088,719
Due from broker for futures variation margin	177,255
Receivable for Portfolio shares sold	16,315
Securities lending income receivable	2,871
Other assets	3,860

Total assets	851,516,135

LIABILITIES
Payable for return of collateral on securities loaned	1,700,031
Payable for Portfolio shares repurchased	357,235
Investment management fees payable	328,317
Administrative fees payable	93,319
Distribution fees payable – Class IB	71,230
Accrued expenses	66,664

Total liabilities	2,616,796

Commitments and contingent liabilities^
NET ASSETS	$848,899,339

Net assets were comprised of:
Paid in capital	$600,502,992
Total distributable earnings (loss)	248,396,347

Net assets	$848,899,339

Class IB
Net asset value, offering and redemption price per share, $323,181,326 / 13,953,889 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.16

Class K
Net asset value, offering and redemption price per share, $525,718,013 / 22,345,952 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.53

(x)	Includes value of securities on loan of $15,746,608.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $4,681 foreign withholding tax)	$13,634,115
Interest	2,217,755
Securities lending (net)	43,197

Total income	15,895,067

EXPENSES
Investment management fees	3,938,944
Administrative fees	1,100,133
Distribution fees – Class IB	831,271
Professional fees	86,521
Printing and mailing expenses	82,438
Custodian fees	60,400
Trustees’ fees	28,704
Miscellaneous	30,415

Gross expenses	6,158,826
Less: Waiver from investment manager	(75,232)

Net expenses	6,083,594

NET INVESTMENT INCOME (LOSS)	9,811,473

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	62,465,269
Futures contracts	15,646,562

Net realized gain (loss)	78,111,831

Change in unrealized appreciation (depreciation) on:
Investments in securities	29,143,485
Futures contracts	(8,920,579)

Net change in unrealized appreciation (depreciation)	20,222,906

NET REALIZED AND UNREALIZED GAIN (LOSS)	98,334,737

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,146,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,811,473	$9,968,940
Net realized gain (loss)	78,111,831	36,975,549
Net change in unrealized appreciation (depreciation)	20,222,906	75,727,543

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	108,146,210	122,672,032

Distributions to shareholders:
Class IB	(32,236,449)	(12,045,128)
Class K	(53,032,711)	(19,896,411)

Total distributions to shareholders	(85,269,160)	(31,941,539)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 525,987 and 668,585 shares, respectively ]	12,713,930	14,324,933
Capital shares issued in reinvestment of dividends and distributions [ 1,318,487 and 539,771 shares, respectively ]	32,236,449	12,045,128
Capital shares repurchased [ (2,511,652) and (2,298,722) shares, respectively ]	(60,823,677)	(49,379,169)

Total Class IB transactions	(15,873,298)	(23,009,108)

Class K
Capital shares sold [ 165,657 and 537,863 shares, respectively ]	4,038,109	11,809,799
Capital shares issued in reinvestment of dividends and distributions [ 2,135,267 and 878,706 shares, respectively ]	53,032,711	19,896,411
Capital shares repurchased [ (2,913,329) and (3,758,492) shares, respectively ]	(72,485,961)	(83,122,987)

Total Class K transactions	(15,415,141)	(51,416,777)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(31,288,439)	(74,425,885)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,411,389)	16,304,608
NET ASSETS:
Beginning of year	857,310,728	841,006,120

End of year	$848,899,339	$857,310,728

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$22.62	$20.34	$24.94	$22.98	$21.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	0.22	0.15	0.08	0.13
Net realized and unrealized gain (loss)	2.77	2.91	(4.03)	5.25	2.70

Total from investment operations	3.00	3.13	(3.88)	5.33	2.83

Less distributions:
Dividends from net investment income	(0.26)	(0.26)	(0.16)	(0.11)	(0.12)
Distributions from net realized gains	(2.20)	(0.59)	(0.56)	(3.26)	(1.50)

Total dividends and distributions	(2.46)	(0.85)	(0.72)	(3.37)	(1.62)

Net asset value, end of year	$23.16	$22.62	$20.34	$24.94	$22.98

Total return	12.88%	15.44%	(15.50)%	23.63%	13.47%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$323,181	$330,710	$319,557	$427,324	$396,119
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.85%	0.85%	0.84%	0.85%
Before waivers (f)	0.86%	0.86%	0.85%	0.84%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.97%	1.04%	0.70%	0.32%	0.65%
Before waivers (f)	0.96%	1.03%	0.70%	0.32%	0.64%
Portfolio turnover rate^	15%	18%	19%	17%	22%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$22.94	$20.61	$25.27	$23.23	$21.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.30	0.28	0.22	0.15	0.18
Net realized and unrealized gain (loss)	2.81	2.95	(4.10)	5.32	2.74

Total from investment operations	3.11	3.23	(3.88)	5.47	2.92

Less distributions:
Dividends from net investment income	(0.32)	(0.31)	(0.22)	(0.17)	(0.17)
Distributions from net realized gains	(2.20)	(0.59)	(0.56)	(3.26)	(1.50)

Total dividends and distributions	(2.52)	(0.90)	(0.78)	(3.43)	(1.67)

Net asset value, end of year	$23.53	$22.94	$20.61	$25.27	$23.23

Total return	13.17%	15.74%	(15.32)%	24.00%	13.76%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$525,718	$526,601	$521,449	$497,765	$489,812
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.60%	0.60%	0.59%	0.60%
Before waivers (f)	0.61%	0.61%	0.60%	0.59%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.22%	1.29%	0.98%	0.56%	0.88%
Before waivers (f)	1.21%	1.28%	0.98%	0.56%	0.88%
Portfolio turnover rate^	15%	18%	19%	17%	22%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	11,261	$345,375
AST SpaceMobile, Inc., Class A (x)*	156,162	3,295,018
ATN International, Inc.	12,388	208,242
Bandwidth, Inc., Class A*	28,547	485,870
Cogent Communications Holdings, Inc.	51,437	3,964,250
Globalstar, Inc. (x)*	844,078	1,747,241
IDT Corp., Class B	18,200	864,864
Liberty Latin America Ltd., Class A*	38,177	242,806
Liberty Latin America Ltd., Class C*	149,138	945,535
Lumen Technologies, Inc.*	1,179,107	6,261,058
Shenandoah Telecommunications Co.	56,518	712,692

		19,072,951

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A*	407,324	1,621,150
Atlanta Braves Holdings, Inc., Class A (x)*	11,767	480,094
Atlanta Braves Holdings, Inc., Class C*	58,378	2,233,542
Cinemark Holdings, Inc.*	128,682	3,986,568
Eventbrite, Inc., Class A*	91,649	307,941
Golden Matrix Group, Inc. (x)*	21,703	42,972
IMAX Corp.*	50,599	1,295,334
Lions Gate Entertainment Corp., Class A (x)*	70,308	600,430
Lions Gate Entertainment Corp., Class B*	144,491	1,090,907
LiveOne, Inc. (x)*	77,585	114,050
Madison Square Garden Entertainment Corp., Class A*	45,735	1,628,166
Marcus Corp. (The)	27,413	589,380
Playstudios, Inc.*	101,675	189,116
Reservoir Media, Inc.*	22,437	203,055
Sphere Entertainment Co.*	31,345	1,263,830
Vivid Seats, Inc., Class A*	94,107	435,715

		16,082,250

Interactive Media & Services (0.6%)
Bumble, Inc., Class A*	111,581	908,269
Cargurus, Inc., Class A*	101,219	3,698,542
Cars.com, Inc.*	75,961	1,316,404
EverQuote, Inc., Class A*	28,889	577,491
fuboTV, Inc. (x)*	379,633	478,338
Getty Images Holdings, Inc. (x)*	118,834	256,681
Grindr, Inc.*	28,977	516,950
MediaAlpha, Inc., Class A*	35,751	403,629
Nextdoor Holdings, Inc.*	198,810	471,180
Outbrain, Inc.*	44,896	322,353
QuinStreet, Inc.*	62,155	1,433,916
Shutterstock, Inc.	28,396	861,819
System1, Inc. (x)*	29,966	26,919
TrueCar, Inc.*	100,496	374,850
Vimeo, Inc.*	169,606	1,085,478
Webtoon Entertainment, Inc. (x)*	17,482	237,406
Yelp, Inc., Class A*	75,129	2,907,492
Ziff Davis, Inc.*	51,433	2,794,869
ZipRecruiter, Inc., Class A*	83,418	603,946

		19,276,532

Media (0.7%)
Advantage Solutions, Inc.*	120,461	351,746
AMC Networks, Inc., Class A*	38,583	381,972
Boston Omaha Corp., Class A*	29,658	420,551
Cable One, Inc. (x)	6,569	2,378,766
Cardlytics, Inc. (x)*	49,306	182,925
Clear Channel Outdoor Holdings, Inc.*	410,612	562,538
EchoStar Corp., Class A (x)*	141,836	3,248,044
Emerald Holding, Inc.	19,145	92,279
Entravision Communications Corp., Class A	73,253	172,145
EW Scripps Co. (The), Class A*	69,908	154,497
Gambling.com Group Ltd.*	20,139	283,557
Gannett Co., Inc.*	167,530	847,702
Gray Television, Inc.	105,148	331,216
Ibotta, Inc., Class A*	18,081	1,176,712
iHeartMedia, Inc., Class A*	114,071	225,861
Innovid Corp.*	121,890	376,640
Integral Ad Science Holding Corp.*	85,292	890,449
John Wiley & Sons, Inc., Class A	46,316	2,024,472
Magnite, Inc.*	146,472	2,331,834
National CineMedia, Inc.*	80,974	537,667
PubMatic, Inc., Class A*	49,116	721,514
Scholastic Corp.	28,080	598,946
Sinclair, Inc.	37,786	609,866
Stagwell, Inc., Class A*	99,609	655,427
TechTarget, Inc.*	30,489	604,292
TEGNA, Inc.	194,310	3,553,930
Thryv Holdings, Inc.*	41,810	618,788
Townsquare Media, Inc., Class A	16,505	150,031
WideOpenWest, Inc.*	60,645	300,799

		24,785,166

Wireless Telecommunication Services (0.1%)
Gogo, Inc. (x)*	74,729	604,558
Spok Holdings, Inc.	20,723	332,604
Telephone and Data Systems, Inc.	114,937	3,920,501

		4,857,663

Total Communication Services		84,074,562

Consumer Discretionary (8.8%)
Automobile Components (1.0%)
Adient plc*	102,067	1,758,614
American Axle & Manufacturing Holdings, Inc.*	134,679	785,179
Cooper-Standard Holdings, Inc.*	19,453	263,783
Dana, Inc.	152,250	1,760,010
Dorman Products, Inc.*	30,164	3,907,746
Fox Factory Holding Corp.*	48,799	1,477,146
Gentherm, Inc.*	35,735	1,426,720
Goodyear Tire & Rubber Co. (The)*	331,859	2,986,731
Holley, Inc.*	54,482	164,536
LCI Industries	28,918	2,989,832
Luminar Technologies, Inc., Class A (x)*	27,028	145,411

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Modine Manufacturing Co.*	60,236	$6,983,159
Patrick Industries, Inc.	37,874	3,146,572
Phinia, Inc.	48,835	2,352,382
Solid Power, Inc. (x)*	178,324	337,032
Standard Motor Products, Inc.	23,991	743,241
Stoneridge, Inc.*	32,601	204,408
Visteon Corp.*	31,792	2,820,586
XPEL, Inc. (m)*	29,037	1,159,738

		35,412,826

Automobiles (0.0%)†
Canoo, Inc. (x)*	3,539	4,989
Livewire Group, Inc. (x)*	22,374	107,619
Winnebago Industries, Inc.	33,388	1,595,279

		1,707,887

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	28,107	99,499
Groupon, Inc. (x)*	28,016	340,394
Qurate Retail, Inc., Class B*	1,484	4,289
Savers Value Village, Inc. (x)*	26,791	274,608

		718,790

Distributors (0.0%)†
A-Mark Precious Metals, Inc. (x)	20,987	575,044
GigaCloud Technology, Inc., Class A (x)*	27,140	502,633
Weyco Group, Inc.	6,830	256,466

		1,334,143

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	43,720	3,971,962
American Public Education, Inc.*	19,023	410,326
Carriage Services, Inc., Class A	15,879	632,778
Chegg, Inc.*	119,853	192,963
Coursera, Inc.*	162,381	1,380,238
European Wax Center, Inc., Class A*	41,273	275,291
Frontdoor, Inc.*	89,748	4,906,523
Graham Holdings Co., Class B	3,753	3,272,316
KinderCare Learning Cos., Inc.*	30,463	542,241
Laureate Education, Inc.*	151,966	2,779,458
Lincoln Educational Services Corp.*	31,478	497,982
Mister Car Wash, Inc.*	108,709	792,489
Nerdy, Inc. (x)*	90,885	147,234
OneSpaWorld Holdings Ltd.	117,305	2,334,370
Perdoceo Education Corp.	72,777	1,926,407
Strategic Education, Inc.	25,880	2,417,710
Stride, Inc.*	49,609	5,155,863
Udemy, Inc.*	105,760	870,405
Universal Technical Institute, Inc.*	46,613	1,198,420

		33,704,976

Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc., Class A*	59,549	635,983
Bally’s Corp.*	27,862	498,451
Biglari Holdings, Inc., Class B (x)*	909	231,150
BJ’s Restaurants, Inc.*	21,908	769,738
Bloomin’ Brands, Inc.	90,099	1,100,109
Brinker International, Inc.*	51,454	6,806,850
Cheesecake Factory, Inc. (The) (x)	56,343	2,672,912
Cracker Barrel Old Country Store, Inc. (x)	26,114	1,380,386
Dave & Buster’s Entertainment, Inc. (x)*	37,620	1,098,128
Denny’s Corp.*	57,432	347,464
Despegar.com Corp. (x)*	72,574	1,397,049
Dine Brands Global, Inc.	17,755	534,425
El Pollo Loco Holdings, Inc.*	30,018	346,408
Empire Resorts, Inc. (r)*	6,727	—
Everi Holdings, Inc.*	94,486	1,276,506
First Watch Restaurant Group, Inc.*	34,637	644,594
Full House Resorts, Inc. (x)*	36,488	148,871
Global Business Travel Group I (x)*	147,593	1,369,663
Golden Entertainment, Inc.	22,962	725,599
Hilton Grand Vacations, Inc.*	83,581	3,255,480
Inspired Entertainment, Inc.*	24,893	225,282
International Game Technology plc	132,032	2,331,685
Jack in the Box, Inc. (x)	22,404	932,902
Krispy Kreme, Inc.	100,827	1,001,212
Kura Sushi USA, Inc., Class A (x)*	6,861	621,469
Life Time Group Holdings, Inc.*	71,918	1,590,826
Lindblad Expeditions Holdings, Inc.*	42,740	506,896
Monarch Casino & Resort, Inc.	14,854	1,171,981
Nathan’s Famous, Inc.	3,278	257,684
ONE Group Hospitality, Inc. (The)*	23,270	67,483
Papa John’s International, Inc. (x)	38,471	1,580,004
PlayAGS, Inc.*	45,095	519,945
Portillo’s, Inc., Class A*	61,412	577,273
Potbelly Corp.*	32,888	309,805
RCI Hospitality Holdings, Inc.	10,059	578,091
Red Rock Resorts, Inc., Class A	57,180	2,644,003
Rush Street Interactive, Inc.*	89,730	1,231,096
Sabre Corp.*	443,971	1,620,494
Shake Shack, Inc., Class A*	44,321	5,752,866
Six Flags Entertainment Corp.	108,182	5,213,290
Super Group SGHC Ltd.	174,452	1,086,836
Sweetgreen, Inc., Class A*	116,579	3,737,523
Target Hospitality Corp.*	40,262	389,132
United Parks & Resorts, Inc.*	38,272	2,150,504
Vacasa, Inc., Class A*	9,676	47,412
Xponential Fitness, Inc., Class A (x)*	28,964	389,566

		61,775,026

Household Durables (1.8%)
Beazer Homes USA, Inc.*	33,869	930,043
Cavco Industries, Inc.*	9,656	4,308,797
Century Communities, Inc.	32,584	2,390,362
Champion Homes, Inc.*	62,420	5,499,202
Cricut, Inc., Class A (x)	53,239	303,462
Dream Finders Homes, Inc., Class A (x)*	32,475	755,693
Ethan Allen Interiors, Inc.	26,346	740,586
Flexsteel Industries, Inc.	5,228	284,090
GoPro, Inc., Class A*	162,704	177,347
Green Brick Partners, Inc.*	36,208	2,045,390
Hamilton Beach Brands Holding Co., Class A	9,577	161,181
Helen of Troy Ltd.*	26,403	1,579,692

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Hooker Furnishings Corp.	12,418	$173,976
Hovnanian Enterprises, Inc., Class A*	5,870	785,523
Installed Building Products, Inc.	27,917	4,892,454
iRobot Corp. (x)*	35,135	272,296
KB Home	75,604	4,968,695
Landsea Homes Corp.*	20,392	173,128
La-Z-Boy, Inc.	49,197	2,143,513
Legacy Housing Corp.*	12,044	297,246
LGI Homes, Inc.*	24,295	2,171,973
Lifetime Brands, Inc.	14,232	84,111
Lovesac Co. (The)*	16,699	395,098
M/I Homes, Inc.*	31,153	4,141,791
Meritage Homes Corp.	41,808	6,430,907
Purple Innovation, Inc., Class A*	58,473	45,609
Sonos, Inc.*	140,711	2,116,294
Taylor Morrison Home Corp., Class A*	119,554	7,317,900
Traeger, Inc.*	41,969	100,306
Tri Pointe Homes, Inc.*	107,657	3,903,643
United Homes Group, Inc. (x)*	3,046	12,885
Worthington Enterprises, Inc.	36,731	1,473,281

		61,076,474

Leisure Products (0.4%)
Acushnet Holdings Corp. (x)	32,909	2,339,172
AMMO, Inc. (x)*	115,508	127,059
Clarus Corp.	35,111	158,351
Escalade, Inc.	11,574	165,277
Funko, Inc., Class A*	37,937	507,976
JAKKS Pacific, Inc.*	9,068	255,264
Johnson Outdoors, Inc., Class A (x)	5,960	196,680
Latham Group, Inc.*	48,729	339,154
Malibu Boats, Inc., Class A*	22,888	860,360
Marine Products Corp.	10,495	96,239
MasterCraft Boat Holdings, Inc.*	19,325	368,528
Peloton Interactive, Inc., Class A (x)*	409,971	3,566,748
Revelyst, Inc.*	67,080	1,289,948
Smith & Wesson Brands, Inc.	52,116	526,632
Solo Brands, Inc., Class A (x)*	21,590	24,612
Sturm Ruger & Co., Inc.	18,253	645,609
Topgolf Callaway Brands Corp. (x)*	167,410	1,315,842

		12,783,451

Specialty Retail (2.2%)
1-800-Flowers.com, Inc., Class A (x)*	29,659	242,314
Abercrombie & Fitch Co., Class A*	58,611	8,760,586
Academy Sports & Outdoors, Inc.	80,436	4,627,483
American Eagle Outfitters, Inc.	206,772	3,446,889
America’s Car-Mart, Inc.*	8,222	421,378
Arhaus, Inc., Class A	58,755	552,297
Arko Corp.	92,329	608,448
Asbury Automotive Group, Inc.*	22,964	5,580,941
BARK, Inc. (x)*	154,432	284,155
Beyond, Inc. (x)*	55,965	275,907
Boot Barn Holdings, Inc.*	34,490	5,236,272
Buckle, Inc. (The)	36,031	1,830,735
Build-A-Bear Workshop, Inc.	14,367	661,457
Caleres, Inc.	40,335	934,159
Camping World Holdings, Inc., Class A	65,581	1,382,447
Citi Trends, Inc.*	7,626	200,183
Designer Brands, Inc., Class A (x)	50,480	269,563
Destination XL Group, Inc. (x)*	67,068	180,413
EVgo, Inc., Class A*	120,354	487,434
Foot Locker, Inc.*	97,005	2,110,829
Genesco, Inc.*	12,590	538,223
Group 1 Automotive, Inc.	15,448	6,511,023
GrowGeneration Corp. (x)*	69,644	117,698
Haverty Furniture Cos., Inc.	16,841	374,881
J Jill, Inc.	6,526	180,248
Lands’ End, Inc.*	16,966	222,933
Leslie’s, Inc.*	204,363	455,730
MarineMax, Inc.*	25,054	725,313
Monro, Inc.	34,527	856,270
National Vision Holdings, Inc.*	91,894	957,535
ODP Corp. (The)*	38,284	870,578
OneWater Marine, Inc., Class A*	14,394	250,168
Petco Health & Wellness Co., Inc., Class A*	100,224	381,853
RealReal, Inc. (The) (x)*	118,614	1,296,451
Revolve Group, Inc., Class A*	44,746	1,498,544
RumbleON, Inc., Class B (x)*	18,936	102,822
Sally Beauty Holdings, Inc.*	118,963	1,243,163
Shoe Carnival, Inc.	20,847	689,619
Signet Jewelers Ltd.	49,288	3,978,034
Sleep Number Corp.*	25,738	392,247
Sonic Automotive, Inc., Class A	17,188	1,088,860
Stitch Fix, Inc., Class A*	117,878	508,054
ThredUp, Inc., Class A*	104,782	145,647
Tile Shop Holdings, Inc.*	31,637	219,244
Tilly’s, Inc., Class A (x)*	19,907	84,605
Torrid Holdings, Inc. (x)*	21,496	112,424
Upbound Group, Inc.	62,187	1,813,995
Urban Outfitters, Inc.*	73,886	4,054,864
Victoria’s Secret & Co.*	91,527	3,791,048
Warby Parker, Inc., Class A*	102,918	2,491,645
Winmark Corp.	3,367	1,323,467
Zumiez, Inc.*	18,802	360,434

		75,731,510

Textiles, Apparel & Luxury Goods (0.6%)
Figs, Inc., Class A*	150,984	934,591
G-III Apparel Group Ltd.*	45,674	1,489,886
Hanesbrands, Inc.*	412,222	3,355,487
Kontoor Brands, Inc.	64,087	5,473,671
Movado Group, Inc.	18,632	366,678
Oxford Industries, Inc.	17,234	1,357,694
Rocky Brands, Inc.	8,767	199,888
Steven Madden Ltd.	84,078	3,574,997
Superior Group of Cos., Inc.	15,438	255,190
Vera Bradley, Inc.*	31,011	121,873
Wolverine World Wide, Inc.	92,286	2,048,749

		19,178,704

Total Consumer Discretionary		303,423,787

Consumer Staples (2.6%)
Beverages (0.3%)
MGP Ingredients, Inc. (x)	16,239	639,330
National Beverage Corp.	27,019	1,152,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Primo Brands Corp.	184,394	$5,673,803
Vita Coco Co., Inc. (The)*	46,331	1,710,077

		9,176,111

Consumer Staples Distribution & Retail (0.8%)
Andersons, Inc. (The)	38,530	1,561,236
Chefs’ Warehouse, Inc. (The)*	40,633	2,004,020
Guardian Pharmacy Services, Inc., Class A*	8,083	163,762
HF Foods Group, Inc.*	48,544	155,826
Ingles Markets, Inc., Class A	17,070	1,099,991
Natural Grocers by Vitamin Cottage, Inc.	10,893	432,670
PriceSmart, Inc.	29,248	2,695,788
SpartanNash Co.	38,751	709,918
Sprouts Farmers Market, Inc.*	117,459	14,925,515
United Natural Foods, Inc.*	68,169	1,861,695
Village Super Market, Inc., Class A	10,042	320,239
Weis Markets, Inc.	18,963	1,284,174

		27,214,834

Food Products (0.9%)
Alico, Inc.	8,197	212,548
B&G Foods, Inc.	89,935	619,652
Beyond Meat, Inc. (x)*	72,878	274,021
BRC, Inc., Class A (x)*	62,798	199,070
Calavo Growers, Inc.	19,918	507,909
Cal-Maine Foods, Inc.	47,891	4,928,942
Dole plc	88,585	1,199,441
Forafric Global plc (x)*	6,009	61,592
Fresh Del Monte Produce, Inc.	39,600	1,315,116
Hain Celestial Group, Inc. (The)*	104,552	642,995
J & J Snack Foods Corp.	17,784	2,758,832
John B Sanfilippo & Son, Inc.	10,310	898,104
Lancaster Colony Corp.	22,759	3,940,493
Lifeway Foods, Inc.*	5,320	131,936
Limoneira Co.	19,119	467,651
Mama’s Creations, Inc.*	38,542	306,794
Mission Produce, Inc.*	50,627	727,510
Seneca Foods Corp., Class A*	5,489	435,058
Simply Good Foods Co. (The)*	106,315	4,144,159
SunOpta, Inc.*	111,633	859,574
TreeHouse Foods, Inc.*	54,793	1,924,878
Utz Brands, Inc. (x)	76,114	1,191,945
Vital Farms, Inc.*	38,461	1,449,595
Westrock Coffee Co. (x)*	38,952	250,072
WK Kellogg Co. (x)	77,436	1,393,074

		30,840,961

Household Products (0.3%)
Central Garden & Pet Co. (x)*	11,360	440,768
Central Garden & Pet Co., Class A*	60,723	2,006,895
Energizer Holdings, Inc.	83,776	2,922,945
Oil-Dri Corp. of America	5,557	487,016
WD-40 Co.	15,846	3,845,507

		9,703,131

Personal Care Products (0.2%)
Beauty Health Co. (The) (x)*	90,391	143,722
Edgewell Personal Care Co.	56,325	1,892,520
Herbalife Ltd.*	116,969	782,523
Honest Co., Inc. (The)*	95,682	663,076
Interparfums, Inc.	21,234	2,792,483
Medifast, Inc.*	13,678	241,006
Nature’s Sunshine Products, Inc.*	15,174	222,451
Nu Skin Enterprises, Inc., Class A	57,083	393,302
Olaplex Holdings, Inc. (x)*	164,306	284,249
USANA Health Sciences, Inc.*	12,897	462,873
Veru, Inc. (x)*	152,010	98,883
Waldencast plc, Class A (x)*	31,065	124,881

		8,101,969

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	24,528	123,376
Turning Point Brands, Inc.	20,229	1,215,763
Universal Corp.	28,074	1,539,578

		2,878,717

Total Consumer Staples		87,915,723

Energy (4.6%)
Energy Equipment & Services (1.9%)
Archrock, Inc.	194,830	4,849,319
Atlas Energy Solutions, Inc. (x)	80,184	1,778,481
Borr Drilling Ltd.	278,642	1,086,704
Bristow Group, Inc., Class A*	28,965	993,500
Cactus, Inc., Class A	77,327	4,512,804
ChampionX Corp.	222,145	6,040,123
Core Laboratories, Inc.	55,421	959,338
DMC Global, Inc.*	23,670	173,974
Drilling Tools International Corp. (x)*	8,081	26,425
Expro Group Holdings NV*	108,791	1,356,624
Forum Energy Technologies, Inc.*	12,619	195,468
Geospace Technologies Corp. (x)*	14,264	142,925
Helix Energy Solutions Group, Inc.*	166,463	1,551,435
Helmerich & Payne, Inc.	113,046	3,619,733
Innovex International, Inc.*	38,459	537,272
Kodiak Gas Services, Inc.	37,763	1,541,863
Liberty Energy, Inc., Class A (x)	184,855	3,676,766
Mammoth Energy Services, Inc. (x)*	24,737	74,211
Nabors Industries Ltd.*	10,785	616,578
Natural Gas Services Group, Inc.*	12,309	329,881
Noble Corp. plc (x)	160,774	5,048,304
NPK International, Inc.*	100,547	771,195
Oceaneering International, Inc.*	118,003	3,077,518
Oil States International, Inc.*	72,583	367,270
Patterson-UTI Energy, Inc.	459,305	3,793,859
ProFrac Holding Corp., Class A (x)*	24,713	191,773
ProPetro Holding Corp.*	101,707	948,926
Ranger Energy Services, Inc., Class A	17,902	277,123
RPC, Inc.	98,191	583,255
SEACOR Marine Holdings, Inc.*	29,377	192,713
Seadrill Ltd.*	80,885	3,148,853
Select Water Solutions, Inc., Class A	107,693	1,425,855
Solaris Energy Infrastructure, Inc., Class A	29,137	838,563
TETRA Technologies, Inc.*	144,098	515,871
Tidewater, Inc.*	56,767	3,105,723

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Transocean Ltd.*	845,854	$3,171,953
Valaris Ltd.*	71,577	3,166,566

		64,688,744

Oil, Gas & Consumable Fuels (2.7%)
Aemetis, Inc. (x)*	43,395	116,733
Amplify Energy Corp. (x)*	46,606	279,636
Ardmore Shipping Corp.	47,814	580,940
Berry Corp.	86,841	358,653
BKV Corp.*	15,693	373,180
California Resources Corp.	80,472	4,175,692
Centrus Energy Corp., Class A (x)*	16,635	1,108,057
Clean Energy Fuels Corp.*	193,234	485,017
CNX Resources Corp.*	170,744	6,261,182
Comstock Resources, Inc.*	109,054	1,986,964
CONSOL Energy, Inc.	34,139	3,641,949
Crescent Energy Co., Class A	189,491	2,768,463
CVR Energy, Inc. (x)	40,088	751,249
Delek US Holdings, Inc.	74,628	1,380,618
DHT Holdings, Inc.	155,123	1,441,093
Diversified Energy Co. plc (m)(x)	55,525	932,820
Dorian LPG Ltd.	42,190	1,028,170
Empire Petroleum Corp.*	15,080	114,608
Encore Energy Corp. (x)*	216,402	737,931
Energy Fuels, Inc. (x)*	220,380	1,130,549
Evolution Petroleum Corp. (x)	35,253	184,373
Excelerate Energy, Inc., Class A	20,831	630,138
FLEX LNG Ltd. (x)	34,611	793,976
FutureFuel Corp.	29,530	156,214
Golar LNG Ltd.	115,275	4,878,438
Granite Ridge Resources, Inc.	61,021	394,196
Green Plains, Inc.*	74,302	704,383
Gulfport Energy Corp.*	15,292	2,816,786
Hallador Energy Co. (x)*	30,054	344,118
HighPeak Energy, Inc. (x)	17,237	253,384
International Seaways, Inc.	47,466	1,705,928
Kinetik Holdings, Inc., Class A	44,686	2,534,143
Kosmos Energy Ltd.*	552,204	1,888,538
Magnolia Oil & Gas Corp., Class A	201,560	4,712,473
Murphy Oil Corp.	167,903	5,080,745
NACCO Industries, Inc., Class A	4,787	142,748
NextDecade Corp. (x)*	134,409	1,036,293
Nordic American Tankers Ltd. (x)	234,842	587,105
Northern Oil & Gas, Inc.	115,961	4,309,111
Par Pacific Holdings, Inc.*	65,696	1,076,757
PBF Energy, Inc., Class A	117,549	3,120,926
Peabody Energy Corp. (x)	147,557	3,089,844
PrimeEnergy Resources Corp.*	845	185,554
REX American Resources Corp.*	17,939	747,877
Riley Exploration Permian, Inc.	13,598	434,048
Ring Energy, Inc. (x)*	175,223	238,303
Sable Offshore Corp. (x)*	58,824	1,347,070
SandRidge Energy, Inc.	36,023	421,829
Scorpio Tankers, Inc.	51,887	2,578,265
SFL Corp. Ltd.	147,819	1,510,710
Sitio Royalties Corp., Class A	91,615	1,757,176
SM Energy Co.	133,578	5,177,483
Talos Energy, Inc.*	168,931	1,640,320
Teekay Corp. Ltd.	66,493	460,796
Teekay Tankers Ltd., Class A	28,322	1,126,932
Uranium Energy Corp. (x)*	464,735	3,109,077
Ur-Energy, Inc.*	390,864	449,494
VAALCO Energy, Inc.	120,754	527,695
Verde Clean Fuels, Inc. (x)*	4,626	18,805
Vital Energy, Inc.*	33,755	1,043,705
Vitesse Energy, Inc. (x)	28,880	722,000
W&T Offshore, Inc. (x)	110,919	184,126
World Kinect Corp.	66,951	1,841,822

		95,617,208

Total Energy		160,305,952

Financials (16.8%)
Banks (9.3%)
1st Source Corp.	21,663	1,264,686
ACNB Corp.	9,772	389,219
Amalgamated Financial Corp.	21,130	707,221
Amerant Bancorp, Inc., Class A	41,999	941,198
Ameris Bancorp	76,786	4,804,500
Ames National Corp.	11,527	189,389
Arrow Financial Corp.	19,381	556,429
Associated Banc-Corp.	189,036	4,517,960
Atlantic Union Bankshares Corp.	105,152	3,983,158
Axos Financial, Inc.*	63,864	4,460,900
Banc of California, Inc.	162,012	2,504,706
BancFirst Corp.	23,522	2,756,308
Bancorp, Inc. (The)*	54,696	2,878,650
Bank First Corp.	11,261	1,115,852
Bank of Hawaii Corp.	45,526	3,243,272
Bank of Marin Bancorp	19,640	466,843
Bank of NT Butterfield & Son Ltd. (The)	52,121	1,905,023
Bank7 Corp.	5,328	248,604
BankUnited, Inc.	87,550	3,341,783
Bankwell Financial Group, Inc.	8,305	258,701
Banner Corp.	38,240	2,553,285
Bar Harbor Bankshares	17,637	539,339
BayCom Corp.	12,351	331,501
BCB Bancorp, Inc.	18,122	214,564
Berkshire Hills Bancorp, Inc.	48,224	1,371,008
Blue Foundry Bancorp*	25,794	253,039
Bridgewater Bancshares, Inc.*	23,322	315,080
Brookline Bancorp, Inc.	97,511	1,150,630
Burke & Herbert Financial Services Corp.	15,859	988,967
Business First Bancshares, Inc.	28,234	725,614
Byline Bancorp, Inc.	36,752	1,065,808
Cadence Bank	203,568	7,012,918
California Bancorp*	25,958	429,345
Camden National Corp.	17,147	732,863
Capital Bancorp, Inc.	10,978	312,873
Capital City Bank Group, Inc.	16,267	596,186
Capitol Federal Financial, Inc.	140,996	833,286
Carter Bankshares, Inc.*	27,896	490,691
Cathay General Bancorp	77,161	3,673,635
Central Pacific Financial Corp.	30,267	879,256
Chemung Financial Corp.	3,855	188,163
ChoiceOne Financial Services, Inc.	9,598	342,073
Citizens & Northern Corp.	18,456	343,282
Citizens Financial Services, Inc. (x)	5,453	345,229
City Holding Co.	16,344	1,936,437
Civista Bancshares, Inc.	18,095	380,719
CNB Financial Corp.	24,325	604,720
Coastal Financial Corp.*	13,249	1,124,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Colony Bankcorp, Inc.	21,540	$347,656
Columbia Financial, Inc.*	31,471	497,557
Community Financial System, Inc.	61,260	3,778,517
Community Trust Bancorp, Inc.	18,129	961,381
Community West Bancshares	19,609	379,826
ConnectOne Bancorp, Inc.	42,255	968,062
CrossFirst Bankshares, Inc.*	53,579	811,722
Customers Bancorp, Inc.*	34,952	1,701,463
CVB Financial Corp.	154,846	3,315,253
Dime Community Bancshares, Inc.	41,840	1,285,952
Eagle Bancorp, Inc.	32,665	850,270
Eastern Bankshares, Inc.	223,573	3,856,634
Enterprise Bancorp, Inc.	11,728	463,725
Enterprise Financial Services Corp.	43,697	2,464,511
Equity Bancshares, Inc., Class A	16,928	718,086
Esquire Financial Holdings, Inc.	8,335	662,632
ESSA Bancorp, Inc.	10,401	202,820
Farmers & Merchants Bancorp, Inc.	15,997	471,112
Farmers National Banc Corp.	42,971	611,048
FB Financial Corp.	41,935	2,160,072
Fidelity D&D Bancorp, Inc.	6,036	294,557
Financial Institutions, Inc.	17,915	488,900
First Bancorp (Nasdaq Stock Exchange)	46,570	2,047,683
First Bancorp (New York Stock Exchange)	183,718	3,415,318
First Bancorp, Inc. (The)	12,867	351,912
First Bancshares, Inc. (The)	35,492	1,242,220
First Bank	26,927	378,863
First Busey Corp.	61,462	1,448,659
First Business Financial Services, Inc.	9,981	462,020
First Commonwealth Financial Corp.	113,126	1,914,092
First Community Bankshares, Inc.	20,003	832,925
First Financial Bancorp	111,454	2,995,884
First Financial Bankshares, Inc.	151,384	5,457,393
First Financial Corp.	13,507	623,888
First Financial Northwest, Inc.	8,697	188,725
First Foundation, Inc.	74,143	460,428
First Internet Bancorp (x)	10,086	362,995
First Interstate BancSystem, Inc., Class A	93,662	3,041,205
First Merchants Corp.	68,833	2,745,748
First Mid Bancshares, Inc.	26,986	993,625
First of Long Island Corp. (The)	27,265	318,455
First Western Financial, Inc.*	9,057	177,064
Five Star Bancorp	19,687	592,382
Flagstar Financial, Inc. (x)	295,337	2,755,494
Flushing Financial Corp.	33,704	481,293
FS Bancorp, Inc.	8,589	352,664
Fulton Financial Corp.	202,052	3,895,563
FVCBankcorp, Inc.*	18,153	228,183
German American Bancorp, Inc.	33,638	1,352,920
Glacier Bancorp, Inc.	132,776	6,668,011
Great Southern Bancorp, Inc.	10,175	607,448
Greene County Bancorp, Inc.	7,958	220,596
Guaranty Bancshares, Inc.	10,347	358,006
Hancock Whitney Corp.	101,862	5,573,889
Hanmi Financial Corp.	35,037	827,574
HarborOne Bancorp, Inc.	43,795	518,095
HBT Financial, Inc.	15,126	331,259
Heartland Financial USA, Inc.	50,052	3,068,438
Heritage Commerce Corp.	70,345	659,836
Heritage Financial Corp.	38,393	940,629
Hilltop Holdings, Inc.	54,982	1,574,135
Hingham Institution For Savings (The) (x)	1,862	473,209
Home Bancorp, Inc.	8,314	384,190
Home BancShares, Inc.	216,329	6,122,111
HomeStreet, Inc.*	22,933	261,895
HomeTrust Bancshares, Inc.	17,395	585,864
Hope Bancorp, Inc.	128,909	1,584,292
Horizon Bancorp, Inc.	51,156	824,123
Independent Bank Corp.	23,534	819,689
Independent Bank Corp./MA	49,264	3,162,256
Independent Bank Group, Inc.	42,275	2,564,824
International Bancshares Corp.	63,337	4,000,365
Investar Holding Corp.	11,604	254,824
John Marshall Bancorp, Inc.	15,758	316,421
Kearny Financial Corp.	63,545	449,899
Lakeland Financial Corp.	27,733	1,906,921
LCNB Corp.	15,169	229,507
LINKBANCORP, Inc. (x)	22,620	169,198
Live Oak Bancshares, Inc.	40,183	1,589,238
Mercantile Bank Corp.	18,619	828,359
Metrocity Bankshares, Inc.	21,781	695,903
Metropolitan Bank Holding Corp.*	12,476	728,598
Mid Penn Bancorp, Inc.	17,717	510,958
Middlefield Banc Corp. (x)	9,137	256,293
Midland States Bancorp, Inc.	23,448	572,131
MidWestOne Financial Group, Inc.	19,591	570,490
MVB Financial Corp.	14,562	301,433
National Bank Holdings Corp., Class A	43,074	1,854,766
National Bankshares, Inc.	6,717	192,845
NB Bancorp, Inc.*	45,953	829,911
NBT Bancorp, Inc.	53,696	2,564,521
Nicolet Bankshares, Inc.	15,701	1,647,192
Northeast Bank	8,071	740,353
Northeast Community Bancorp, Inc.	14,536	355,551
Northfield Bancorp, Inc.	44,869	521,378
Northrim Bancorp, Inc.	6,282	489,619
Northwest Bancshares, Inc.	142,338	1,877,438
Norwood Financial Corp.	8,883	241,662
Oak Valley Bancorp	9,085	265,736
OceanFirst Financial Corp.	67,897	1,228,936
OFG Bancorp	52,875	2,237,670
Old National Bancorp	366,953	7,964,715
Old Second Bancorp, Inc.	51,096	908,487
Orange County Bancorp, Inc.	6,026	334,865
Origin Bancorp, Inc.	34,235	1,139,683
Orrstown Financial Services, Inc.	21,641	792,277
Pacific Premier Bancorp, Inc.	113,100	2,818,452
Park National Corp.	17,005	2,915,167
Parke Bancorp, Inc.	12,397	254,262
Pathward Financial, Inc.	28,033	2,062,668
PCB Bancorp	14,775	299,046
Peapack-Gladstone Financial Corp.	19,723	632,122

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Peoples Bancorp of North Carolina, Inc.	5,723	$178,844
Peoples Bancorp, Inc.	40,817	1,293,491
Peoples Financial Services Corp.	10,796	552,539
Pioneer Bancorp, Inc.*	14,314	164,897
Plumas Bancorp	7,240	342,162
Ponce Financial Group, Inc.*	21,110	274,430
Preferred Bank	12,251	1,058,241
Premier Financial Corp.	41,718	1,066,729
Primis Financial Corp.	23,879	278,429
Princeton Bancorp, Inc.	6,869	236,500
Provident Bancorp, Inc.*	17,669	201,427
Provident Financial Services, Inc.	141,134	2,663,199
QCR Holdings, Inc.	19,335	1,559,174
RBB Bancorp	19,636	402,342
Red River Bancshares, Inc.	5,487	296,188
Renasant Corp.	70,884	2,534,103
Republic Bancorp, Inc., Class A	9,778	683,189
S&T Bancorp, Inc.	42,527	1,625,382
Sandy Spring Bancorp, Inc.	51,861	1,748,234
Seacoast Banking Corp. of Florida	98,427	2,709,695
ServisFirst Bancshares, Inc.	59,196	5,016,269
Shore Bancshares, Inc.	35,794	567,335
Sierra Bancorp	15,461	447,132
Simmons First National Corp., Class A	144,977	3,215,590
SmartFinancial, Inc.	18,766	581,371
South Plains Financial, Inc.	13,900	483,025
Southern First Bancshares, Inc.*	9,067	360,413
Southern Missouri Bancorp, Inc.	11,781	675,876
Southern States Bancshares, Inc.	9,988	332,700
Southside Bancshares, Inc.	33,719	1,070,915
SouthState Corp.	88,773	8,831,138
Stellar Bancorp, Inc.	56,919	1,613,654
Sterling Bancorp, Inc.*	29,695	141,348
Stock Yards Bancorp, Inc.	30,226	2,164,484
Texas Capital Bancshares, Inc.*	54,315	4,247,433
Third Coast Bancshares, Inc.*	13,499	458,291
Timberland Bancorp, Inc.	9,795	298,845
Tompkins Financial Corp.	15,024	1,019,078
Towne Bank	82,056	2,794,827
TriCo Bancshares	37,762	1,650,199
Triumph Financial, Inc.*	25,757	2,340,796
TrustCo Bank Corp.	21,414	713,300
Trustmark Corp.	71,826	2,540,486
UMB Financial Corp.	52,677	5,945,126
United Bankshares, Inc.	154,222	5,791,036
United Community Banks, Inc.	139,819	4,517,552
Unity Bancorp, Inc.	8,609	375,438
Univest Financial Corp.	34,147	1,007,678
USCB Financial Holdings, Inc.	13,962	247,826
Valley National Bancorp	546,710	4,953,193
Veritex Holdings, Inc.	58,602	1,591,630
Virginia National Bankshares Corp.	5,493	209,833
WaFd, Inc.	78,831	2,541,511
Washington Trust Bancorp, Inc.	19,989	626,655
WesBanco, Inc.	67,954	2,211,223
West Bancorp, Inc.	20,407	441,812
Westamerica Bancorp	28,920	1,517,143
WSFS Financial Corp.	69,796	3,708,261

		320,479,089

Capital Markets (1.6%)
AlTi Global, Inc. (x)*	39,342	173,498
Artisan Partners Asset Management, Inc., Class A	73,660	3,171,063
B Riley Financial, Inc. (x)	25,255	115,921
BGC Group, Inc., Class A	404,249	3,662,496
Brightsphere Investment Group, Inc.	31,743	836,111
Cohen & Steers, Inc.	32,461	2,997,449
Diamond Hill Investment Group, Inc.	3,121	484,067
DigitalBridge Group, Inc.	187,630	2,116,466
Donnelley Financial Solutions, Inc.*	29,937	1,877,948
Forge Global Holdings, Inc. (x)*	145,164	135,133
GCM Grosvenor, Inc., Class A (x)	50,282	616,960
Hamilton Lane, Inc., Class A	44,801	6,632,788
MarketWise, Inc. (x)	36,708	20,832
Moelis & Co., Class A	75,540	5,580,895
Open Lending Corp. (x)*	118,519	707,558
P10, Inc., Class A	48,074	606,213
Patria Investments Ltd., Class A	64,919	755,008
Perella Weinberg Partners, Class A	60,713	1,447,398
Piper Sandler Cos.	20,330	6,097,984
PJT Partners, Inc., Class A	27,388	4,322,100
Silvercrest Asset Management Group, Inc., Class A	12,300	226,197
StepStone Group, Inc., Class A	76,617	4,434,592
StoneX Group, Inc.*	32,727	3,206,264
Value Line, Inc.	1,070	56,496
Victory Capital Holdings, Inc., Class A	48,550	3,178,083
Virtus Investment Partners, Inc.	7,980	1,760,228
WisdomTree, Inc. (x)	164,689	1,729,235

		56,948,983

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	6,716	374,618
Bread Financial Holdings, Inc.	41,520	2,535,211
Consumer Portfolio Services, Inc. (x)*	11,897	129,201
Dave, Inc.*	9,576	832,346
Encore Capital Group, Inc.*	27,195	1,299,105
Enova International, Inc.*	30,086	2,884,646
FirstCash Holdings, Inc.	44,978	4,659,721
Green Dot Corp., Class A*	53,463	568,846
LendingClub Corp.*	128,963	2,087,911
LendingTree, Inc.*	12,059	467,286
Medallion Financial Corp.	23,091	216,825
Moneylion, Inc.*	9,996	859,756
Navient Corp.	93,239	1,239,146
Nelnet, Inc., Class A	16,781	1,792,379
NerdWallet, Inc., Class A*	41,109	546,750
OppFi, Inc. (x)	21,215	162,507
PRA Group, Inc.*	45,108	942,306
PROG Holdings, Inc.	47,679	2,014,915
Regional Management Corp.	10,308	350,266
Upstart Holdings, Inc.*	91,495	5,633,347
World Acceptance Corp.*	4,237	476,408

		30,073,496

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Financial Services (2.4%)
Acacia Research Corp.*	42,918	$186,264
Alerus Financial Corp.	24,295	467,436
AvidXchange Holdings, Inc.*	205,131	2,121,055
Banco Latinoamericano de Comercio Exterior SA, Class E	32,297	1,148,804
Burford Capital Ltd.	234,989	2,996,110
Cannae Holdings, Inc.	66,488	1,320,452
Cantaloupe, Inc.*	68,353	650,037
Cass Information Systems, Inc.	15,983	653,865
Compass Diversified Holdings	78,655	1,815,357
Enact Holdings, Inc.	33,562	1,086,738
Essent Group Ltd.	121,600	6,619,904
Evertec, Inc.	75,293	2,599,867
Federal Agricultural Mortgage Corp., Class C	10,793	2,125,681
Flywire Corp.*	140,972	2,906,843
HA Sustainable Infrastructure Capital, Inc. (x)	134,824	3,617,328
I3 Verticals, Inc., Class A*	26,552	611,758
International Money Express, Inc.*	37,302	777,001
Jackson Financial, Inc., Class A	87,666	7,633,955
Marqeta, Inc., Class A*	550,279	2,085,557
Merchants Bancorp	20,783	757,956
Mr Cooper Group, Inc.*	73,884	7,093,603
NCR Atleos Corp.*	85,163	2,888,729
NewtekOne, Inc.	27,432	350,307
NMI Holdings, Inc., Class A*	91,737	3,372,252
Onity Group, Inc.*	7,435	228,329
Pagseguro Digital Ltd., Class A*	222,330	1,391,786
Payoneer Global, Inc.*	313,142	3,143,946
Paysafe Ltd.*	37,774	645,935
Paysign, Inc.*	37,476	113,177
PennyMac Financial Services, Inc.	31,161	3,182,785
Priority Technology Holdings, Inc.*	23,099	271,413
Radian Group, Inc.	177,044	5,615,836
Remitly Global, Inc.*	173,595	3,918,039
Repay Holdings Corp., Class A*	102,486	781,968
Sezzle, Inc. (x)*	2,746	702,427
StoneCo Ltd., Class A (x)*	335,029	2,670,181
SWK Holdings Corp.*	4,613	73,162
Velocity Financial, Inc.*	11,597	226,837
Walker & Dunlop, Inc.	37,515	3,646,833
Waterstone Financial, Inc.	20,391	274,055

		82,773,568

Insurance (1.8%)
Ambac Financial Group, Inc.*	53,402	675,535
American Coastal Insurance Corp. (x)*	27,755	373,582
AMERISAFE, Inc.	21,866	1,126,974
Baldwin Insurance Group, Inc. (The), Class A (x)*	77,728	3,012,737
Bowhead Specialty Holdings, Inc.*	12,900	458,208
CNO Financial Group, Inc.	124,314	4,625,724
Crawford & Co., Class A	19,393	224,183
Donegal Group, Inc., Class A	17,811	275,536
Employers Holdings, Inc.	28,066	1,437,821
Enstar Group Ltd.*	14,791	4,763,442
F&G Annuities & Life, Inc.	21,059	872,685
Fidelis Insurance Holdings Ltd.	59,701	1,082,379
Genworth Financial, Inc., Class A*	494,958	3,459,756
GoHealth, Inc., Class A*	4,864	65,129
Goosehead Insurance, Inc., Class A*	26,206	2,809,807
Greenlight Capital Re Ltd., Class A*	32,305	452,270
Hamilton Insurance Group Ltd., Class B*	47,600	905,828
HCI Group, Inc.	9,711	1,131,623
Heritage Insurance Holdings, Inc.*	28,347	342,999
Hippo Holdings, Inc. (x)*	24,099	645,130
Horace Mann Educators Corp.	45,906	1,800,892
Investors Title Co.	1,725	408,411
James River Group Holdings Ltd.	37,853	184,344
Kingsway Financial Services, Inc.*	16,316	136,565
Lemonade, Inc. (x)*	60,771	2,229,080
Maiden Holdings Ltd.*	104,207	176,110
MBIA, Inc.*	51,379	331,908
Mercury General Corp.	31,605	2,101,100
NI Holdings, Inc.*	9,304	146,073
Oscar Health, Inc., Class A*	232,041	3,118,631
Palomar Holdings, Inc.*	29,935	3,160,837
ProAssurance Corp.*	56,945	905,995
Root, Inc., Class A*	10,191	739,765
Safety Insurance Group, Inc.	17,070	1,406,568
Selective Insurance Group, Inc.	70,935	6,633,841
Selectquote, Inc.*	157,982	587,693
SiriusPoint Ltd.*	111,181	1,822,257
Skyward Specialty Insurance Group, Inc.*	43,840	2,215,674
Stewart Information Services Corp.	30,979	2,090,773
Tiptree, Inc., Class A	29,727	620,105
Trupanion, Inc.*	38,288	1,845,482
United Fire Group, Inc.	24,517	697,509
Universal Insurance Holdings, Inc.	28,269	595,345

		62,696,306

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
Advanced Flower Capital, Inc. (REIT)	19,093	159,045
AG Mortgage Investment Trust, Inc. (REIT)	32,842	218,399
Angel Oak Mortgage REIT, Inc. (REIT)	12,425	115,304
Apollo Commercial Real Estate Finance, Inc. (REIT)	163,948	1,419,790
Arbor Realty Trust, Inc. (REIT) (x)	203,356	2,816,481
Ares Commercial Real Estate Corp. (REIT) (x)	65,970	388,563
ARMOUR Residential REIT, Inc. (REIT) (x)	63,644	1,200,326
Blackstone Mortgage Trust, Inc. (REIT), Class A	204,940	3,568,005
BrightSpire Capital, Inc. (REIT), Class A	152,465	859,903
Chicago Atlantic Real Estate Finance, Inc. (REIT)	21,210	327,058
Chimera Investment Corp. (REIT)	95,070	1,330,980
Claros Mortgage Trust, Inc. (REIT)	101,885	460,520
Dynex Capital, Inc. (REIT) (x)	91,308	1,155,046
Ellington Financial, Inc. (REIT) (x)	99,627	1,207,479
Franklin BSP Realty Trust, Inc. (REIT)	98,393	1,233,848

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Granite Point Mortgage Trust, Inc. (REIT)	58,810	$164,080
Invesco Mortgage Capital, Inc. (REIT) (x)	57,514	462,988
KKR Real Estate Finance Trust, Inc. (REIT)	69,357	700,506
Ladder Capital Corp. (REIT)	133,988	1,499,326
MFA Financial, Inc. (REIT)	120,821	1,231,166
New York Mortgage Trust, Inc. (REIT)	105,483	639,227
Nexpoint Real Estate Finance, Inc. (REIT)	9,478	148,710
Orchid Island Capital, Inc. (REIT) (x)	85,795	667,485
PennyMac Mortgage Investment Trust (REIT)	102,568	1,291,331
Ready Capital Corp. (REIT) (x)	190,746	1,300,888
Redwood Trust, Inc. (REIT)	155,410	1,014,827
Seven Hills Realty Trust (REIT)	14,004	183,172
Sunrise Realty Trust, Inc. (REIT) (x)	6,364	89,605
TPG RE Finance Trust, Inc. (REIT)	71,803	610,326
Two Harbors Investment Corp. (REIT)	120,510	1,425,633

		27,890,017

Total Financials		580,861,459

Health Care (14.8%)
Biotechnology (7.5%)
2seventy bio, Inc. (x)*	63,052	185,373
4D Molecular Therapeutics, Inc.*	60,649	337,815
89bio, Inc.*	98,723	772,014
Absci Corp. (x)*	97,530	255,529
ACADIA Pharmaceuticals, Inc.*	139,215	2,554,595
ACELYRIN, Inc.*	89,056	279,636
Achieve Life Sciences, Inc.*	40,453	142,395
Acrivon Therapeutics, Inc. (x)*	14,528	87,459
Actinium Pharmaceuticals, Inc.*	36,753	46,309
Acumen Pharmaceuticals, Inc.*	48,721	83,800
ADC Therapeutics SA (x)*	94,751	188,554
ADMA Biologics, Inc.*	262,390	4,499,988
Adverum Biotechnologies, Inc.*	24,635	115,045
Aerovate Therapeutics, Inc. (x)*	13,128	34,789
Agenus, Inc. (x)*	24,782	67,903
Agios Pharmaceuticals, Inc.*	65,885	2,164,981
Akebia Therapeutics, Inc.*	240,450	456,855
Akero Therapeutics, Inc.*	78,887	2,194,636
Aldeyra Therapeutics, Inc.*	59,566	297,234
Alector, Inc.*	98,133	185,471
Alkermes plc*	187,747	5,399,604
Allogene Therapeutics, Inc.*	151,243	322,148
Altimmune, Inc. (x)*	82,770	596,772
ALX Oncology Holdings, Inc. (x)*	40,769	68,084
Amicus Therapeutics, Inc.*	341,361	3,215,621
AnaptysBio, Inc.*	23,907	316,529
Anavex Life Sciences Corp. (x)*	89,422	960,392
Anika Therapeutics, Inc.*	15,878	261,352
Annexon, Inc.*	114,466	587,211
Apogee Therapeutics, Inc. (x)*	44,023	1,994,242
Applied Therapeutics, Inc. (x)*	115,747	99,103
Arbutus Biopharma Corp.*	167,960	549,229
Arcellx, Inc.*	50,243	3,853,136
Arcturus Therapeutics Holdings, Inc. (x)*	26,026	441,661
Arcus Biosciences, Inc.*	64,172	955,521
Arcutis Biotherapeutics, Inc.*	125,390	1,746,683
Ardelyx, Inc.*	274,279	1,390,595
ArriVent Biopharma, Inc. (x)*	33,277	886,499
Arrowhead Pharmaceuticals, Inc.*	139,071	2,614,535
ARS Pharmaceuticals, Inc. (x)*	57,383	605,391
Artiva Biotherapeutics, Inc.*	15,372	154,950
Astria Therapeutics, Inc.*	52,216	466,811
Atossa Therapeutics, Inc. (x)*	149,501	141,144
Aura Biosciences, Inc.*	53,663	441,110
Aurinia Pharmaceuticals, Inc.*	157,827	1,417,286
Avid Bioservices, Inc.*	73,307	905,341
Avidity Biosciences, Inc.*	129,224	3,757,834
Avita Medical, Inc. (x)*	29,822	381,722
Beam Therapeutics, Inc.*	89,080	2,209,184
Bicara Therapeutics, Inc. (x)*	21,521	374,896
BioCryst Pharmaceuticals, Inc.*	239,454	1,800,694
Biohaven Ltd.*	99,937	3,732,647
Biomea Fusion, Inc. (x)*	33,850	131,338
Black Diamond Therapeutics, Inc. (x)*	44,797	95,866
Bluebird Bio, Inc. (x)*	12,520	104,417
Blueprint Medicines Corp.*	74,208	6,472,422
Boundless Bio, Inc.*	6,936	20,114
Bridgebio Pharma, Inc.*	163,636	4,490,172
C4 Therapeutics, Inc. (x)*	71,621	257,836
Cabaletta Bio, Inc.*	52,750	119,742
CAMP4 Therapeutics Corp.*	5,847	30,521
Candel Therapeutics, Inc. (x)*	24,330	211,184
Capricor Therapeutics, Inc. (x)*	42,442	585,700
Cardiff Oncology, Inc. (x)*	47,003	203,993
CareDx, Inc.*	59,507	1,274,045
Cargo Therapeutics, Inc.*	40,907	589,879
Caribou Biosciences, Inc. (x)*	95,174	151,327
Cartesian Therapeutics, Inc. (x)*	11,397	204,120
Catalyst Pharmaceuticals, Inc.*	130,176	2,716,773
Celcuity, Inc.*	36,654	479,801
Celldex Therapeutics, Inc.*	74,979	1,894,719
Century Therapeutics, Inc. (x)*	52,805	53,333
CervoMed, Inc. (x)*	6,324	14,798
CG oncology, Inc.*	55,250	1,584,570
Cibus, Inc., Class A (x)*	17,637	49,031
Climb Bio, Inc.*	33,961	61,130
Cogent Biosciences, Inc.*	107,938	841,916
Coherus Biosciences, Inc. (x)*	134,653	185,821
Compass Therapeutics, Inc.*	106,747	154,783
Corbus Pharmaceuticals Holdings, Inc. (x)*	12,358	145,824
Crinetics Pharmaceuticals, Inc.*	102,207	5,225,844
Cullinan Therapeutics, Inc.*	59,245	721,604
Cytokinetics, Inc.*	133,112	6,261,588
Day One Biopharmaceuticals, Inc.*	59,056	748,240
Denali Therapeutics, Inc.*	144,810	2,951,228
Design Therapeutics, Inc.*	39,341	242,734
Dianthus Therapeutics, Inc. (x)*	27,432	598,018
Disc Medicine, Inc.*	23,035	1,460,419
Dynavax Technologies Corp.*	154,013	1,966,746
Dyne Therapeutics, Inc.*	95,243	2,243,925
Editas Medicine, Inc.*	101,390	128,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Elevation Oncology, Inc. (x)*	61,283	$34,478
Enanta Pharmaceuticals, Inc.*	24,754	142,335
Entrada Therapeutics, Inc.*	29,701	513,530
Erasca, Inc.*	210,096	527,341
Fate Therapeutics, Inc.*	122,221	201,665
Fennec Pharmaceuticals, Inc. (x)*	27,008	170,691
Fibrobiologics, Inc.*	29,137	58,274
Foghorn Therapeutics, Inc.*	30,078	141,968
Galectin Therapeutics, Inc. (x)*	21,188	27,333
Generation Bio Co.*	57,057	60,480
Geron Corp.*	686,859	2,431,481
Greenwich Lifesciences, Inc. (x)*	6,644	74,612
Gyre Therapeutics, Inc. (x)*	7,906	95,663
Halozyme Therapeutics, Inc.*	145,094	6,936,944
Heron Therapeutics, Inc. (x)*	143,250	219,172
HilleVax, Inc. (x)*	37,957	78,571
Humacyte, Inc. (x)*	100,048	505,242
Ideaya Biosciences, Inc.*	98,082	2,520,707
IGM Biosciences, Inc. (x)*	19,023	116,231
ImmunityBio, Inc. (x)*	172,510	441,626
Immunome, Inc. (x)*	59,804	635,118
Immunovant, Inc.*	67,697	1,676,855
Inhibrx Biosciences, Inc.*	12,666	195,056
Inmune Bio, Inc. (x)*	14,423	67,355
Inovio Pharmaceuticals, Inc. (x)*	30,902	56,551
Inozyme Pharma, Inc. (x)*	62,662	173,574
Insmed, Inc.*	200,819	13,864,544
Intellia Therapeutics, Inc.*	118,454	1,381,174
Invivyd, Inc. (x)*	90,800	40,233
Iovance Biotherapeutics, Inc.*	319,212	2,362,169
Ironwood Pharmaceuticals, Inc., Class A*	162,335	719,144
iTeos Therapeutics, Inc.*	31,766	243,963
Janux Therapeutics, Inc.*	32,558	1,743,155
Jasper Therapeutics, Inc. (x)*	13,540	289,485
KalVista Pharmaceuticals, Inc.*	40,013	338,910
Keros Therapeutics, Inc.*	35,311	558,973
Kiniksa Pharmaceuticals International plc, Class A*	43,954	869,410
Kodiak Sciences, Inc.*	39,649	394,508
Korro Bio, Inc. (x)*	7,329	279,015
Krystal Biotech, Inc.*	28,895	4,526,691
Kura Oncology, Inc.*	85,583	745,428
Kymera Therapeutics, Inc.*	54,611	2,197,001
Kyverna Therapeutics, Inc. (x)*	28,155	105,300
Larimar Therapeutics, Inc. (x)*	51,019	197,444
LENZ Therapeutics, Inc. (x)	15,262	440,614
Lexeo Therapeutics, Inc. (x)*	27,336	179,871
Lexicon Pharmaceuticals, Inc. (x)*	139,899	103,315
Lineage Cell Therapeutics, Inc.*	175,087	87,981
Lyell Immunopharma, Inc. (x)*	197,325	126,288
MacroGenics, Inc. (x)*	69,305	225,241
Madrigal Pharmaceuticals, Inc. (x)*	20,934	6,459,604
MannKind Corp.*	312,969	2,012,391
MeiraGTx Holdings plc*	52,420	319,238
Mersana Therapeutics, Inc.*	130,947	187,254
Metagenomi, Inc.*	28,019	101,149
MiMedx Group, Inc.*	139,948	1,346,300
Mineralys Therapeutics, Inc.*	34,730	427,526
Mirum Pharmaceuticals, Inc.*	46,299	1,914,464
Monte Rosa Therapeutics, Inc. (x)*	47,512	329,733
Myriad Genetics, Inc.*	105,544	1,447,008
Neurogene, Inc. (x)*	12,385	283,121
Nkarta, Inc.*	64,171	159,786
Novavax, Inc. (x)*	179,170	1,440,527
Nurix Therapeutics, Inc.*	81,632	1,537,947
Nuvalent, Inc., Class A*	40,887	3,200,634
Ocugen, Inc. (x)*	310,569	250,008
Olema Pharmaceuticals, Inc.*	48,576	283,198
Organogenesis Holdings, Inc., Class A*	83,395	266,864
ORIC Pharmaceuticals, Inc.*	70,594	569,694
Outlook Therapeutics, Inc. (x)*	17,081	32,283
Ovid therapeutics, Inc. (x)*	67,144	62,692
PepGen, Inc. (x)*	18,581	70,422
Perspective Therapeutics, Inc.*	64,975	207,270
Poseida Therapeutics, Inc., Class A*	79,276	761,050
Praxis Precision Medicines, Inc.*	20,353	1,566,367
Precigen, Inc. (x)*	160,770	180,062
Prelude Therapeutics, Inc. (x)*	16,862	21,499
Prime Medicine, Inc. (x)*	69,142	201,895
ProKidney Corp., Class A (x)*	118,661	200,537
Protagonist Therapeutics, Inc.*	68,042	2,626,421
Prothena Corp. plc*	49,792	689,619
PTC Therapeutics, Inc.*	88,778	4,007,439
Puma Biotechnology, Inc.*	48,715	148,581
Pyxis Oncology, Inc. (x)*	57,614	89,878
Q32 Bio, Inc. (x)*	7,161	24,634
RAPT Therapeutics, Inc. (x)*	33,634	53,142
Recursion Pharmaceuticals, Inc., Class A (x)*	291,087	1,967,748
REGENXBIO, Inc.*	52,260	403,970
Regulus Therapeutics, Inc. (x)*	73,092	115,485
Relay Therapeutics, Inc.*	139,530	574,864
Renovaro, Inc. (x)*	123,731	103,377
Replimune Group, Inc.*	69,876	846,198
REVOLUTION Medicines, Inc.*	195,242	8,539,885
Rhythm Pharmaceuticals, Inc.*	63,762	3,569,397
Rigel Pharmaceuticals, Inc.*	19,228	323,415
Rocket Pharmaceuticals, Inc.*	77,660	976,186
Sage Therapeutics, Inc.*	65,971	358,223
Sana Biotechnology, Inc. (x)*	161,369	263,031
Savara, Inc.*	136,305	418,456
Scholar Rock Holding Corp.*	90,235	3,899,957
Sera Prognostics, Inc., Class A*	32,192	262,043
Shattuck Labs, Inc.*	47,308	57,243
Skye Bioscience, Inc.*	20,276	57,381
Soleno Therapeutics, Inc.*	29,754	1,337,442
Solid Biosciences, Inc.*	27,164	108,656
SpringWorks Therapeutics, Inc. (x)*	80,150	2,895,820
Spyre Therapeutics, Inc.*	40,862	951,267
Stoke Therapeutics, Inc.*	43,439	479,132
Summit Therapeutics, Inc. (x)*	107,045	1,910,218
Sutro Biopharma, Inc.*	99,387	182,872
Syndax Pharmaceuticals, Inc.*	94,586	1,250,427
Tango Therapeutics, Inc.*	58,140	179,653
Taysha Gene Therapies, Inc. (x)*	208,262	360,293
Tenaya Therapeutics, Inc. (x)*	67,411	96,398
TG Therapeutics, Inc.*	162,691	4,896,999
Tourmaline Bio, Inc. (x)*	27,791	563,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Travere Therapeutics, Inc.*	86,963	$1,514,895
TScan Therapeutics, Inc.*	45,608	138,648
Twist Bioscience Corp.*	67,894	3,155,034
Tyra Biosciences, Inc. (x)*	24,683	343,094
Upstream Bio, Inc.*	19,328	317,752
UroGen Pharma Ltd. (x)*	45,105	480,368
Vanda Pharmaceuticals, Inc.*	69,184	331,391
Vaxcyte, Inc.*	144,639	11,840,149
Vera Therapeutics, Inc., Class A*	51,684	2,185,716
Veracyte, Inc.*	89,605	3,548,358
Verastem, Inc.*	42,843	221,498
Vericel Corp.*	57,192	3,140,413
Verve Therapeutics, Inc. (x)*	80,598	454,573
Vir Biotechnology, Inc.*	104,576	767,588
Viridian Therapeutics, Inc.*	84,867	1,626,900
Voyager Therapeutics, Inc. (x)*	56,024	317,656
Werewolf Therapeutics, Inc.*	34,054	50,400
X4 Pharmaceuticals, Inc. (x)*	201,029	147,475
XBiotech, Inc.*	20,885	82,496
Xencor, Inc.*	78,085	1,794,393
XOMA Royalty Corp.*	9,154	240,567
Y-mAbs Therapeutics, Inc.*	44,914	351,677
Zenas Biopharma, Inc. (x)*	16,491	135,061
Zentalis Pharmaceuticals, Inc.*	67,793	205,413
Zura Bio Ltd., Class A (x)*	48,689	121,722
Zymeworks, Inc.*	63,552	930,401

		259,268,816

Health Care Equipment & Supplies (2.7%)
Accuray, Inc.*	108,458	214,747
Alphatec Holdings, Inc.*	121,166	1,112,304
AngioDynamics, Inc.*	45,894	420,389
Artivion, Inc.*	46,851	1,339,470
AtriCure, Inc.*	55,165	1,685,842
Avanos Medical, Inc.*	52,039	828,461
Axogen, Inc.*	48,998	807,487
Bioventus, Inc., Class A*	44,589	468,184
Ceribell, Inc. (x)*	13,254	343,013
Cerus Corp.*	217,515	334,973
CONMED Corp. (x)	35,939	2,459,665
CVRx, Inc. (x)*	16,021	202,986
Embecta Corp.	68,148	1,407,256
Fractyl Health, Inc. (x)*	34,879	71,851
Glaukos Corp.*	57,075	8,557,825
Haemonetics Corp.*	58,424	4,561,746
ICU Medical, Inc.*	25,004	3,879,871
Inari Medical, Inc.*	61,720	3,150,806
Inmode Ltd.*	83,856	1,400,395
Inogen, Inc.*	28,312	259,621
Integer Holdings Corp.*	38,915	5,157,016
Integra LifeSciences Holdings Corp.*	78,788	1,786,912
iRadimed Corp.	9,072	498,960
iRhythm Technologies, Inc.*	36,430	3,284,893
Lantheus Holdings, Inc.*	80,211	7,175,676
LeMaitre Vascular, Inc.	23,581	2,172,753
LivaNova plc*	63,594	2,945,038
Merit Medical Systems, Inc.*	66,705	6,451,708
Neogen Corp. (x)*	253,871	3,081,994
NeuroPace, Inc.*	15,461	173,009
Nevro Corp.*	44,647	166,087
Novocure Ltd.*	124,114	3,698,597
Omnicell, Inc.*	53,132	2,365,437
OraSure Technologies, Inc.*	81,864	295,529
Orchestra BioMed Holdings, Inc. (x)*	26,624	106,496
Orthofix Medical, Inc.*	40,463	706,484
OrthoPediatrics Corp.*	19,749	457,782
Paragon 28, Inc. (x)*	54,111	558,967
PROCEPT BioRobotics Corp.*	51,891	4,178,263
Pulmonx Corp.*	46,635	316,652
Pulse Biosciences, Inc. (x)*	21,334	371,425
RxSight, Inc.*	42,359	1,456,302
Sanara Medtech, Inc. (x)*	3,962	131,538
Semler Scientific, Inc. (x)*	5,446	294,084
SI-BONE, Inc.*	47,151	661,057
Sight Sciences, Inc.*	41,537	151,195
STAAR Surgical Co.*	58,397	1,418,463
Stereotaxis, Inc.*	63,157	143,998
Surmodics, Inc.*	15,885	629,046
Tactile Systems Technology, Inc.*	27,251	466,810
Tandem Diabetes Care, Inc.*	76,438	2,753,297
TransMedics Group, Inc. (x)*	38,399	2,394,178
Treace Medical Concepts, Inc.*	58,968	438,722
UFP Technologies, Inc.*	8,438	2,063,175
Utah Medical Products, Inc.	3,437	211,272
Varex Imaging Corp.*	44,586	650,510
Zimvie, Inc.*	33,078	461,438
Zynex, Inc. (x)*	16,782	134,424

		93,916,079

Health Care Providers & Services (2.5%)
Accolade, Inc.*	80,622	275,727
AdaptHealth Corp., Class A*	120,153	1,143,857
Addus HomeCare Corp.*	20,364	2,552,627
agilon health, Inc. (x)*	358,510	681,169
AirSculpt Technologies, Inc. (x)*	14,813	76,879
Alignment Healthcare, Inc.*	115,186	1,295,842
AMN Healthcare Services, Inc.*	44,147	1,055,996
Ardent Health Partners, Inc.*	13,132	224,295
Astrana Health, Inc.*	49,966	1,575,428
Aveanna Healthcare Holdings, Inc.*	61,665	281,809
BrightSpring Health Services, Inc. (x)*	63,557	1,082,376
Brookdale Senior Living, Inc.*	225,917	1,136,362
Castle Biosciences, Inc.*	30,183	804,377
Community Health Systems, Inc.*	143,476	428,993
Concentra Group Holdings Parent, Inc.	127,590	2,523,730
CorVel Corp.*	30,966	3,445,277
Cross Country Healthcare, Inc.*	37,195	675,461
DocGo, Inc. (x)*	121,607	515,614
Enhabit, Inc.*	57,437	448,583
Ensign Group, Inc. (The)	64,721	8,598,832
Fulgent Genetics, Inc.*	23,547	434,913
GeneDx Holdings Corp., Class A*	14,710	1,130,611
Guardant Health, Inc.*	137,420	4,198,181
HealthEquity, Inc.*	99,926	9,587,900
Hims & Hers Health, Inc.*	221,113	5,346,512
InfuSystem Holdings, Inc.*	21,117	178,439
Innovage Holding Corp.*	17,679	69,478
Joint Corp. (The)*	13,141	139,689
LifeStance Health Group, Inc.*	161,742	1,192,039

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
ModivCare, Inc. (x)*	13,359	$158,171
Nano-X Imaging Ltd. (x)*	66,186	476,539
National HealthCare Corp.	14,471	1,556,501
National Research Corp.	17,809	314,151
NeoGenomics, Inc.*	148,445	2,446,374
OPKO Health, Inc. (x)*	386,658	568,387
Option Care Health, Inc.*	200,041	4,640,951
Owens & Minor, Inc.*	89,028	1,163,596
PACS Group, Inc.*	44,790	587,197
Patterson Cos., Inc.	91,865	2,834,954
Pediatrix Medical Group, Inc.*	99,571	1,306,371
Pennant Group, Inc. (The)*	37,356	990,681
Performant Healthcare, Inc.*	88,088	266,026
Privia Health Group, Inc.*	118,700	2,320,585
Progyny, Inc.*	92,135	1,589,329
Quipt Home Medical Corp.*	47,655	145,348
RadNet, Inc.*	77,130	5,386,759
Select Medical Holdings Corp.	126,093	2,376,853
Sonida Senior Living, Inc. (x)*	5,273	121,701
Surgery Partners, Inc.*	89,115	1,886,565
Talkspace, Inc.*	147,478	455,707
US Physical Therapy, Inc.	17,402	1,543,731
Viemed Healthcare, Inc.*	39,687	318,290

		84,555,763

Health Care Technology (0.3%)
Definitive Healthcare Corp., Class A*	65,821	270,524
Evolent Health, Inc., Class A*	134,271	1,510,549
Health Catalyst, Inc.*	71,651	506,573
HealthStream, Inc.	28,359	901,816
LifeMD, Inc.*	41,837	207,093
OptimizeRx Corp.*	21,294	103,489
Phreesia, Inc.*	64,596	1,625,235
Schrodinger, Inc. (x)*	65,629	1,265,983
Simulations Plus, Inc.	18,050	503,415
Teladoc Health, Inc.*	200,920	1,826,363
Waystar Holding Corp.*	50,351	1,847,882

		10,568,922

Life Sciences Tools & Services (0.3%)
Adaptive Biotechnologies Corp.*	134,301	805,135
Akoya Biosciences, Inc. (x)*	25,116	57,516
BioLife Solutions, Inc.*	42,030	1,091,099
ChromaDex Corp.*	56,729	300,947
Codexis, Inc.*	92,542	441,425
Conduit Pharmaceuticals, Inc. (x)*	23,929	1,642
CryoPort, Inc.*	52,857	411,227
Cytek Biosciences, Inc.*	141,488	918,257
Harvard Bioscience, Inc.*	44,602	94,110
Lifecore Biomedical, Inc. (x)*	24,114	179,167
Maravai LifeSciences Holdings, Inc., Class A*	128,492	700,281
MaxCyte, Inc.*	125,926	523,852
Mesa Laboratories, Inc.	6,013	792,934
Nautilus Biotechnology, Inc., Class A*	54,163	90,994
OmniAb, Inc. (Earn Out Shares) (r)(x)*	14,714	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	107,275	379,754
Pacific Biosciences of California, Inc. (x)*	316,453	579,109
Quanterix Corp.*	40,961	435,415
Quantum-Si, Inc. (x)*	117,987	318,565
Standard BioTools, Inc.*	342,276	598,983

		8,720,412

Pharmaceuticals (1.5%)
Alto Neuroscience, Inc. (x)*	24,839	105,069
Alumis, Inc. (x)*	14,841	116,650
Amneal Pharmaceuticals, Inc.*	187,813	1,487,479
Amphastar Pharmaceuticals, Inc. (x)*	44,782	1,662,756
ANI Pharmaceuticals, Inc.*	21,789	1,204,496
Aquestive Therapeutics, Inc. (x)*	89,770	319,581
Arvinas, Inc.*	74,778	1,433,494
Atea Pharmaceuticals, Inc.*	90,075	301,751
Avadel Pharmaceuticals plc (ADR)*	109,084	1,146,473
Axsome Therapeutics, Inc.*	42,998	3,638,061
BioAge Labs, Inc. (x)*	12,284	71,124
Biote Corp., Class A*	31,330	193,620
Cassava Sciences, Inc. (x)*	48,475	114,401
Collegium Pharmaceutical, Inc.*	37,339	1,069,762
Contineum Therapeutics, Inc., Class A*	11,174	163,699
Corcept Therapeutics, Inc.*	94,259	4,749,711
CorMedix, Inc. (x)*	70,424	570,434
Edgewise Therapeutics, Inc.*	84,667	2,260,609
Enliven Therapeutics, Inc. (x)*	41,422	931,995
Esperion Therapeutics, Inc. (x)*	214,086	470,989
Evolus, Inc.*	64,376	710,711
EyePoint Pharmaceuticals, Inc. (x)*	75,012	558,840
Fulcrum Therapeutics, Inc.*	75,280	353,816
Harmony Biosciences Holdings, Inc.*	43,968	1,512,939
Harrow, Inc.*	36,051	1,209,511
Innoviva, Inc.*	64,195	1,113,783
Ligand Pharmaceuticals, Inc.*	20,090	2,152,644
Liquidia Corp.*	73,491	864,254
MBX Biosciences, Inc.*	12,240	225,583
MediWound Ltd. (x)*	9,284	165,255
Mind Medicine MindMed, Inc. (x)*	93,027	647,468
Nektar Therapeutics*	211,917	197,083
Neumora Therapeutics, Inc. (x)*	98,049	1,039,319
Nuvation Bio, Inc.*	218,533	581,298
Ocular Therapeutix, Inc.*	179,978	1,537,012
Omeros Corp. (x)*	66,017	652,248
Pacira BioSciences, Inc.*	53,508	1,008,091
Phathom Pharmaceuticals, Inc. (x)*	45,428	368,875
Phibro Animal Health Corp., Class A	24,880	522,480
Pliant Therapeutics, Inc.*	66,887	880,902
Prestige Consumer Healthcare, Inc.*	57,758	4,510,322
Rapport Therapeutics, Inc. (x)*	10,388	184,283
Revance Therapeutics, Inc.*	125,980	382,979
Scilex Holding Co. (r)(x)*	68,788	24,932
scPharmaceuticals, Inc. (x)*	34,247	121,234
Septerna, Inc. (x)*	20,887	478,312
SIGA Technologies, Inc. (x)	56,176	337,618
Supernus Pharmaceuticals, Inc.*	58,560	2,117,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Tarsus Pharmaceuticals, Inc.*	42,778	$2,368,618
Telomir Pharmaceuticals, Inc. (x)*	20,032	82,532
Terns Pharmaceuticals, Inc.*	80,669	446,906
Theravance Biopharma, Inc.*	43,122	405,778
Third Harmonic Bio, Inc. (x)*	24,866	255,871
Trevi Therapeutics, Inc.*	69,108	284,725
Ventyx Biosciences, Inc.*	74,374	162,879
Verrica Pharmaceuticals, Inc. (x)*	23,670	16,569
WaVe Life Sciences Ltd.*	107,039	1,324,073
Xeris Biopharma Holdings, Inc.*	169,610	574,978
Zevra Therapeutics, Inc. (x)*	60,448	504,136

		52,898,541

Total Health Care		509,928,533

Industrials (16.1%)
Aerospace & Defense (1.3%)
AAR Corp.*	40,681	2,492,932
AeroVironment, Inc.*	32,642	5,023,277
AerSale Corp. (x)*	37,597	236,861
Archer Aviation, Inc., Class A (x)*	271,824	2,650,284
Astronics Corp. (x)*	33,393	532,952
Byrna Technologies, Inc.*	20,824	599,940
Cadre Holdings, Inc.	29,826	963,380
Ducommun, Inc.*	16,025	1,020,152
Eve Holding, Inc. (x)*	56,276	306,142
Intuitive Machines, Inc. (x)*	35,503	644,735
Kratos Defense & Security Solutions, Inc.*	172,531	4,551,368
Leonardo DRS, Inc.*	85,798	2,772,133
Mercury Systems, Inc.*	60,607	2,545,494
Moog, Inc., Class A	33,129	6,521,112
National Presto Industries, Inc.	5,965	587,075
Park Aerospace Corp.	21,407	313,613
Redwire Corp. (x)*	27,203	447,761
Rocket Lab USA, Inc. (x)*	405,471	10,327,346
Triumph Group, Inc.*	85,444	1,594,385
V2X, Inc.*	16,380	783,455
Virgin Galactic Holdings, Inc. (x)*	29,577	173,913
VirTra, Inc. (x)*	12,655	85,421

		45,173,731

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	60,492	1,329,614
Forward Air Corp. (x)*	28,939	933,283
Hub Group, Inc., Class A	70,567	3,144,465
Radiant Logistics, Inc.*	41,187	275,953

		5,683,315

Building Products (1.3%)
American Woodmark Corp.*	18,006	1,432,017
Apogee Enterprises, Inc.	25,810	1,843,092
AZZ, Inc.	34,206	2,802,156
Caesarstone Ltd.*	22,179	94,261
CSW Industrials, Inc.	19,555	6,899,004
Gibraltar Industries, Inc.*	35,505	2,091,244
Griffon Corp.	43,864	3,126,187
Insteel Industries, Inc.	21,465	579,770
Janus International Group, Inc.*	165,436	1,215,955
JELD-WEN Holding, Inc.*	98,180	804,094
Masterbrand, Inc.*	147,283	2,151,805
Quanex Building Products Corp.	52,946	1,283,411
Resideo Technologies, Inc.*	170,343	3,926,406
Tecnoglass, Inc.	26,123	2,072,076
UFP Industries, Inc.	70,505	7,942,388
Zurn Elkay Water Solutions Corp.	167,670	6,254,091

		44,517,957

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	74,629	3,819,512
ACCO Brands Corp.	109,015	572,329
ACV Auctions, Inc., Class A*	172,493	3,725,849
Aris Water Solutions, Inc., Class A	31,629	757,515
Bridger Aerospace Group Holdings, Inc.*	7,566	16,116
BrightView Holdings, Inc.*	69,668	1,113,991
Brink’s Co. (The)	51,783	4,803,909
Casella Waste Systems, Inc., Class A*	72,180	7,637,366
CECO Environmental Corp.*	34,526	1,043,721
Cimpress plc*	20,011	1,435,189
CompX International, Inc.	1,414	36,976
CoreCivic, Inc.*	127,053	2,762,132
Deluxe Corp.	51,911	1,172,669
Driven Brands Holdings, Inc.*	69,754	1,125,830
Ennis, Inc.	28,779	606,949
Enviri Corp.*	92,114	709,278
GEO Group, Inc. (The)*	148,530	4,155,869
Healthcare Services Group, Inc.*	86,729	1,007,357
HNI Corp.	55,448	2,792,916
Interface, Inc., Class A	66,961	1,630,500
LanzaTech Global, Inc. (x)*	129,307	177,151
Liquidity Services, Inc.*	25,212	814,095
Matthews International Corp., Class A	35,072	970,793
MillerKnoll, Inc.	81,031	1,830,490
Montrose Environmental Group, Inc.*	36,889	684,291
NL Industries, Inc.	8,051	62,556
OPENLANE, Inc.*	125,150	2,482,976
Perma-Fix Environmental Services, Inc. (x)*	17,392	192,529
Pitney Bowes, Inc.	191,239	1,384,570
Quad/Graphics, Inc.	34,881	243,121
Quest Resource Holding Corp.*	17,758	115,427
Steelcase, Inc., Class A	109,246	1,291,288
UniFirst Corp.	17,598	3,010,842
Viad Corp.*	24,133	1,025,894
Virco Mfg. Corp.	12,536	128,494
VSE Corp.	20,471	1,946,792

		57,287,282

Construction & Engineering (1.5%)
Ameresco, Inc., Class A*	37,592	882,660
Arcosa, Inc.	56,540	5,469,680
Argan, Inc.	14,626	2,004,347
Bowman Consulting Group Ltd., Class A*	15,930	397,454
Centuri Holdings, Inc.*	19,362	373,880
Concrete Pumping Holdings, Inc.*	29,164	194,232
Construction Partners, Inc., Class A*	50,148	4,436,092
Dycom Industries, Inc.*	33,110	5,763,127
Fluor Corp.*	199,123	9,820,746

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Granite Construction, Inc.	51,527	$4,519,433
Great Lakes Dredge & Dock Corp.*	76,616	864,995
IES Holdings, Inc.*	9,563	1,921,781
Limbach Holdings, Inc.*	12,060	1,031,612
Matrix Service Co.*	31,963	382,597
MYR Group, Inc.*	18,696	2,781,404
Northwest Pipe Co.*	10,943	528,109
Orion Group Holdings, Inc.*	41,539	304,481
Primoris Services Corp.	62,553	4,779,049
Southland Holdings, Inc.*	7,787	25,308
Sterling Infrastructure, Inc.*	34,805	5,862,902
Tutor Perini Corp.*	51,081	1,236,160

		53,580,049

Electrical Equipment (1.2%)
Allient, Inc.	17,264	419,170
American Superconductor Corp.*	41,397	1,019,608
Amprius Technologies, Inc. (x)*	5,637	15,784
Array Technologies, Inc. (x)*	180,252	1,088,722
Atkore, Inc.	41,838	3,491,381
Blink Charging Co. (x)*	117,383	163,162
Bloom Energy Corp., Class A (x)*	233,511	5,186,279
ChargePoint Holdings, Inc. (x)*	469,950	502,847
Energy Vault Holdings, Inc. (x)*	112,807	257,200
EnerSys	46,540	4,301,692
Enovix Corp. (x)*	190,926	2,075,366
Fluence Energy, Inc., Class A (x)*	71,857	1,141,089
Freyr Battery, Inc. (x)*	132,279	341,280
FuelCell Energy, Inc. (x)*	19,954	180,384
GrafTech International Ltd. (x)*	294,958	510,277
LSI Industries, Inc.	32,536	631,849
NANO Nuclear Energy, Inc. (x)*	5,624	140,009
Net Power, Inc. (x)*	24,720	261,785
NEXTracker, Inc., Class A*	167,945	6,135,031
NuScale Power Corp., Class A*	98,684	1,769,404
Plug Power, Inc. (x)*	926,151	1,972,702
Powell Industries, Inc. (x)	10,899	2,415,763
Preformed Line Products Co.	2,797	357,429
SES AI Corp. (x)*	159,320	348,911
Shoals Technologies Group, Inc., Class A*	194,796	1,077,222
SolarMax Technology, Inc.*	24,413	39,549
Stem, Inc. (x)*	185,760	112,013
Sunrun, Inc. (x)*	254,438	2,353,552
Thermon Group Holdings, Inc.*	38,319	1,102,438
TPI Composites, Inc. (x)*	58,504	110,573
Ultralife Corp.*	11,412	85,019
Vicor Corp.*	26,488	1,279,900

		40,887,390

Ground Transportation (0.4%)
ArcBest Corp.	27,485	2,564,900
Covenant Logistics Group, Inc., Class A	9,392	511,958
FTAI Infrastructure, Inc.	116,977	849,253
Heartland Express, Inc.	53,214	597,061
Hertz Global Holdings, Inc. (x)*	149,928	548,736
Marten Transport Ltd.	65,903	1,028,746
PAMT Corp.*	6,775	110,975
Proficient Auto Logistics, Inc. (x)*	16,164	130,443
RXO, Inc.*	185,259	4,416,575
Universal Logistics Holdings, Inc.	7,967	366,004
Werner Enterprises, Inc.	71,760	2,577,619

		13,702,270

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	30,517	740,343

Machinery (3.6%)
374Water, Inc. (x)*	67,201	45,871
3D Systems Corp. (x)*	148,766	487,953
Alamo Group, Inc.	11,973	2,225,900
Albany International Corp., Class A	36,313	2,903,951
Astec Industries, Inc.	26,869	902,798
Atmus Filtration Technologies, Inc.	97,592	3,823,655
Barnes Group, Inc.	54,020	2,552,985
Blue Bird Corp.*	37,199	1,436,997
Chart Industries, Inc.*	50,085	9,558,221
Columbus McKinnon Corp.	32,827	1,222,478
Commercial Vehicle Group, Inc.*	38,091	94,466
Douglas Dynamics, Inc.	26,202	619,153
Eastern Co. (The)	5,561	147,589
Energy Recovery, Inc.*	65,843	967,892
Enerpac Tool Group Corp., Class A	63,074	2,591,711
Enpro, Inc.	24,489	4,223,128
ESCO Technologies, Inc.	30,154	4,016,814
Federal Signal Corp.	69,994	6,466,746
Franklin Electric Co., Inc.	52,550	5,120,998
Gencor Industries, Inc.*	12,254	216,283
Gorman-Rupp Co. (The)	24,096	913,720
Graham Corp.*	11,875	528,081
Greenbrier Cos., Inc. (The)	35,723	2,178,746
Helios Technologies, Inc.	38,720	1,728,461
Hillenbrand, Inc.	81,783	2,517,281
Hillman Solutions Corp.*	227,896	2,219,707
Hyliion Holdings Corp.*	161,829	422,374
Hyster-Yale, Inc.	13,380	681,443
John Bean Technologies Corp. (x)	54,681	6,949,955
Kadant, Inc.	13,648	4,708,424
Kennametal, Inc.	90,919	2,183,874
L B Foster Co., Class A*	10,693	287,642
Lindsay Corp.	12,576	1,487,867
Luxfer Holdings plc	30,251	395,986
Manitowoc Co., Inc. (The)*	39,386	359,594
Mayville Engineering Co., Inc.*	14,995	235,721
Miller Industries, Inc.	12,912	843,928
Mueller Industries, Inc.	130,211	10,333,545
Mueller Water Products, Inc., Class A	180,875	4,069,688
NN, Inc.*	53,662	175,475
Omega Flex, Inc.	3,834	160,913
Park-Ohio Holdings Corp.	10,361	272,183
Proto Labs, Inc.*	29,370	1,148,073
REV Group, Inc.	59,644	1,900,854
Shyft Group, Inc. (The)	39,297	461,347
SPX Technologies, Inc.*	52,474	7,636,016
Standex International Corp.	13,569	2,537,267
Taylor Devices, Inc. (x)*	3,335	138,803
Tennant Co.	21,886	1,784,366
Terex Corp.	77,860	3,598,689
Titan International, Inc.*	57,402	389,760
Trinity Industries, Inc.	95,263	3,343,731
Twin Disc, Inc.	11,989	140,871

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Wabash National Corp.	50,319	$861,964
Watts Water Technologies, Inc., Class A	31,840	6,473,072

		123,695,010

Marine Transportation (0.2%)
Costamare, Inc.	50,653	650,891
Genco Shipping & Trading Ltd.	50,364	702,074
Golden Ocean Group Ltd. (x)	143,623	1,286,862
Himalaya Shipping Ltd. (x)	33,890	164,705
Matson, Inc.	38,195	5,150,214
Pangaea Logistics Solutions Ltd.	38,569	206,730
Safe Bulkers, Inc.	68,864	245,845

		8,407,321

Passenger Airlines (0.4%)
Allegiant Travel Co.	18,288	1,721,267
Blade Air Mobility, Inc.*	69,831	296,782
Frontier Group Holdings, Inc. (x)*	51,929	369,215
JetBlue Airways Corp. (x)*	363,668	2,858,430
Joby Aviation, Inc. (x)*	502,701	4,086,959
SkyWest, Inc.*	46,159	4,621,901
Sun Country Airlines Holdings, Inc.*	46,492	677,853
Wheels Up Experience, Inc. (x)*	103,805	171,278

		14,803,685

Professional Services (2.0%)
Alight, Inc., Class A	489,544	3,387,644
Asure Software, Inc. (x)*	30,320	285,311
Barrett Business Services, Inc.	30,245	1,313,843
BlackSky Technology, Inc., Class A (x)*	28,471	307,202
CBIZ, Inc.*	55,947	4,578,143
Conduent, Inc.*	184,551	745,586
CRA International, Inc.	7,766	1,453,795
CSG Systems International, Inc.	34,937	1,785,630
DLH Holdings Corp.*	8,206	65,894
ExlService Holdings, Inc.*	183,354	8,137,251
Exponent, Inc.	58,792	5,238,367
First Advantage Corp.*	70,707	1,324,342
FiscalNote Holdings, Inc. (x)*	77,195	82,599
Forrester Research, Inc.*	13,950	218,597
Franklin Covey Co.*	12,493	469,487
Heidrick & Struggles International, Inc.	23,767	1,053,116
HireQuest, Inc.	5,706	80,797
Huron Consulting Group, Inc.*	20,462	2,542,608
IBEX Holdings Ltd.*	10,229	219,821
ICF International, Inc.	21,739	2,591,506
Innodata, Inc.*	31,924	1,261,636
Insperity, Inc.	41,959	3,252,242
Kelly Services, Inc., Class A	37,492	522,638
Kforce, Inc.	21,325	1,209,128
Korn Ferry	60,788	4,100,151
Legalzoom.com, Inc.*	149,089	1,119,658
Maximus, Inc.	70,111	5,233,786
Mistras Group, Inc.*	22,331	202,319
NV5 Global, Inc.*	65,941	1,242,328
Planet Labs PBC*	253,133	1,022,657
Resources Connection, Inc.	39,412	336,184
Spire Global, Inc.*	26,554	373,615
TriNet Group, Inc.	37,254	3,381,546
TrueBlue, Inc.*	34,069	286,180
TTEC Holdings, Inc.	22,848	114,012
Upwork, Inc.*	145,080	2,372,058
Verra Mobility Corp., Class A*	192,814	4,662,243
Willdan Group, Inc.*	14,618	556,800
WNS Holdings Ltd.*	50,465	2,391,536

		69,522,256

Trading Companies & Distributors (2.3%)
Alta Equipment Group, Inc. (x)	32,386	211,804
Applied Industrial Technologies, Inc.	44,902	10,752,682
Beacon Roofing Supply, Inc.*	72,246	7,338,749
BlueLinx Holdings, Inc.*	9,816	1,002,803
Boise Cascade Co.	45,490	5,406,941
Custom Truck One Source, Inc. (x)*	58,948	283,540
Distribution Solutions Group, Inc.*	11,984	412,250
DNOW, Inc.*	122,162	1,589,328
DXP Enterprises, Inc.*	14,733	1,217,240
EVI Industries, Inc.	4,651	76,044
FTAI Aviation Ltd.	118,457	17,062,546
GATX Corp.	41,515	6,433,164
Global Industrial Co.	15,279	378,766
GMS, Inc.*	46,289	3,926,696
H&E Equipment Services, Inc.	38,079	1,864,348
Herc Holdings, Inc.	32,805	6,210,971
Hudson Technologies, Inc.*	53,827	300,355
Karat Packaging, Inc.	8,705	263,413
McGrath RentCorp	28,467	3,183,180
MRC Global, Inc.*	99,476	1,271,303
Rush Enterprises, Inc., Class A	70,850	3,881,872
Rush Enterprises, Inc., Class B	10,384	565,305
Titan Machinery, Inc.*	25,525	360,668
Transcat, Inc.*	10,418	1,101,599
Willis Lease Finance Corp.	3,424	710,651
Xometry, Inc., Class A (x)*	49,635	2,117,429

		77,923,647

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	12,300	146,739

Total Industrials		556,070,995

Information Technology (12.5%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.*	92,424	769,892
Applied Optoelectronics, Inc. (x)*	47,450	1,749,007
Aviat Networks, Inc.*	13,391	242,511
Calix, Inc.*	69,385	2,419,455
Clearfield, Inc.*	14,023	434,713
CommScope Holding Co., Inc.*	249,333	1,299,025
Digi International, Inc.*	42,160	1,274,497
Extreme Networks, Inc.*	150,320	2,516,357
Harmonic, Inc.*	127,901	1,692,130
Infinera Corp. (x)*	242,594	1,593,843
NETGEAR, Inc.*	32,292	899,978
NetScout Systems, Inc.*	81,660	1,768,756
Ribbon Communications, Inc.*	110,603	460,108
Viasat, Inc. (x)*	144,326	1,228,214
Viavi Solutions, Inc.*	256,854	2,594,225

		20,942,711

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (2.7%)
908 Devices, Inc.*	30,619	$67,362
Advanced Energy Industries, Inc.	43,592	5,040,543
Aeva Technologies, Inc. (x)*	31,627	150,228
Arlo Technologies, Inc.*	112,324	1,256,906
Badger Meter, Inc.	34,204	7,255,352
Bel Fuse, Inc., Class A (x)	1,692	152,415
Bel Fuse, Inc., Class B	12,202	1,006,299
Belden, Inc.	47,219	5,317,332
Benchmark Electronics, Inc.	42,126	1,912,520
Climb Global Solutions, Inc.	4,834	612,710
CTS Corp.	34,761	1,832,948
Daktronics, Inc.*	46,446	783,080
ePlus, Inc.*	31,058	2,294,565
Evolv Technologies Holdings, Inc. (x)*	157,741	623,077
Fabrinet*	42,471	9,338,524
FARO Technologies, Inc.*	21,830	553,609
Insight Enterprises, Inc.*	31,822	4,840,126
Itron, Inc.*	52,647	5,716,411
Kimball Electronics, Inc.*	29,210	547,103
Knowles Corp.*	99,357	1,980,185
Lightwave Logic, Inc. (x)*	145,593	305,745
Methode Electronics, Inc.	41,934	494,402
MicroVision, Inc. (x)*	250,407	328,033
Mirion Technologies, Inc., Class A*	240,163	4,190,844
Napco Security Technologies, Inc.	40,683	1,446,687
nLight, Inc.*	52,987	555,834
Novanta, Inc.*	41,525	6,343,774
OSI Systems, Inc.*	18,517	3,100,301
Ouster, Inc.*	52,511	641,684
PAR Technology Corp.*	39,224	2,850,408
PC Connection, Inc.	13,427	930,088
Plexus Corp.*	31,333	4,902,988
Powerfleet, Inc.*	111,515	742,690
Richardson Electronics Ltd.	13,267	186,136
Rogers Corp.*	21,799	2,214,996
Sanmina Corp.*	62,773	4,750,033
ScanSource, Inc.*	28,069	1,331,874
SmartRent, Inc., Class A (x)*	233,664	408,912
TTM Technologies, Inc.*	117,865	2,917,159
Vishay Intertechnology, Inc.	147,174	2,493,128
Vishay Precision Group, Inc.*	14,257	334,612

		92,751,623

IT Services (0.5%)
Applied Digital Corp. (x)*	223,785	1,709,717
ASGN, Inc.*	50,844	4,237,339
Backblaze, Inc., Class A*	48,444	291,633
BigBear.ai Holdings, Inc. (x)*	124,645	554,670
BigCommerce Holdings, Inc.*	81,543	499,043
Core Scientific, Inc. (x)*	208,029	2,922,808
Couchbase, Inc.*	45,916	715,830
DigitalOcean Holdings, Inc.*	76,534	2,607,513
Fastly, Inc., Class A*	152,077	1,435,607
Grid Dynamics Holdings, Inc.*	67,419	1,499,399
Hackett Group, Inc. (The)	29,677	911,677
Information Services Group, Inc.	38,737	129,382
Rackspace Technology, Inc.*	84,519	186,787
Tucows, Inc., Class A (x)*	10,118	173,423
Unisys Corp.*	77,716	491,942

		18,366,770

Semiconductors & Semiconductor Equipment (2.3%)
ACM Research, Inc., Class A*	60,127	907,918
Aehr Test Systems (x)*	32,121	534,172
Alpha & Omega Semiconductor Ltd.*	27,482	1,017,658
Ambarella, Inc.*	44,166	3,212,635
Axcelis Technologies, Inc.*	37,901	2,648,143
CEVA, Inc.*	27,111	855,352
Cohu, Inc.*	53,443	1,426,928
Credo Technology Group Holding Ltd.*	163,206	10,969,075
Diodes, Inc.*	53,192	3,280,351
Everspin Technologies, Inc.*	21,100	134,829
FormFactor, Inc.*	90,205	3,969,020
GCT Semiconductor Holding, Inc. (x)*	7,566	17,629
Ichor Holdings Ltd.*	38,564	1,242,532
Impinj, Inc.*	26,711	3,880,040
indie Semiconductor, Inc., Class A (x)*	190,371	771,003
Kulicke & Soffa Industries, Inc.	62,072	2,896,280
MaxLinear, Inc., Class A*	92,995	1,839,441
Navitas Semiconductor Corp., Class A (x)*	142,377	508,286
NVE Corp.	5,546	451,611
PDF Solutions, Inc.*	35,989	974,582
Penguin Solutions, Inc.*	60,734	1,165,485
Photronics, Inc.*	72,746	1,713,896
Power Integrations, Inc.	65,669	4,051,777
QuickLogic Corp. (x)*	16,254	183,670
Rambus, Inc.*	124,383	6,574,885
Rigetti Computing, Inc. (x)*	183,130	2,794,564
Semtech Corp.*	84,666	5,236,592
Silicon Laboratories, Inc.*	37,389	4,644,462
SiTime Corp.*	21,695	4,654,228
SkyWater Technology, Inc.*	32,623	450,197
Synaptics, Inc.*	46,007	3,511,254
Ultra Clean Holdings, Inc.*	51,356	1,846,248
Veeco Instruments, Inc.*	64,422	1,726,510

		80,091,253

Software (6.0%)
8x8, Inc.*	155,861	416,149
A10 Networks, Inc.	83,671	1,539,546
ACI Worldwide, Inc.*	123,570	6,414,519
Adeia, Inc.	128,421	1,795,326
Agilysys, Inc.*	26,289	3,462,524
Airship AI Holdings, Inc. (x)*	12,093	75,702
Alarm.com Holdings, Inc.*	55,392	3,367,834
Alkami Technology, Inc.*	61,706	2,263,376
Altair Engineering, Inc., Class A*	63,487	6,927,067
Amplitude, Inc., Class A*	90,159	951,177
Appian Corp., Class A*	47,110	1,553,688
Arteris, Inc.*	32,653	332,734
Asana, Inc., Class A*	94,685	1,919,265
AudioEye, Inc.*	8,655	131,643
Aurora Innovation, Inc., Class A (x)*	1,118,383	7,045,813
AvePoint, Inc.*	149,786	2,472,967
Bit Digital, Inc. (x)*	143,086	419,242
Blackbaud, Inc.*	47,242	3,492,129
BlackLine, Inc.*	67,308	4,089,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Blend Labs, Inc., Class A*	272,512	$1,147,276
Box, Inc., Class A*	163,977	5,181,673
Braze, Inc., Class A*	76,972	3,223,587
C3.ai, Inc., Class A (x)*	128,857	4,436,547
Cerence, Inc.*	45,943	360,653
Cipher Mining, Inc.*	236,228	1,096,098
Cleanspark, Inc. (x)*	290,231	2,673,028
Clear Secure, Inc., Class A	102,346	2,726,497
Clearwater Analytics Holdings, Inc., Class A*	208,769	5,745,323
Commvault Systems, Inc.*	50,877	7,677,848
Consensus Cloud Solutions, Inc.*	20,939	499,605
CS Disco, Inc.*	36,151	180,393
Daily Journal Corp.*	1,660	942,863
Digimarc Corp. (x)*	17,623	659,981
Digital Turbine, Inc. (x)*	111,248	188,009
Domo, Inc., Class B*	41,828	296,142
D-Wave Quantum, Inc. (x)*	115,294	968,470
E2open Parent Holdings, Inc.*	243,632	648,061
eGain Corp.*	18,759	116,869
Enfusion, Inc., Class A*	58,758	605,207
EverCommerce, Inc. (x)*	25,767	283,695
Freshworks, Inc., Class A*	240,915	3,895,596
Hut 8 Corp. (x)*	94,476	1,935,813
Intapp, Inc.*	62,127	3,981,719
InterDigital, Inc. (x)	29,543	5,723,070
Jamf Holding Corp.*	95,394	1,340,286
Kaltura, Inc.*	115,721	254,586
Life360, Inc. (x)*	11,855	489,256
LiveRamp Holdings, Inc.*	76,899	2,335,423
Logility Supply Chain Solutions, Inc.	36,816	407,921
MARA Holdings, Inc. (x)*	331,808	5,564,420
Matterport, Inc.*	309,523	1,467,139
Meridianlink, Inc.*	38,144	787,674
Mitek Systems, Inc.*	52,867	588,410
N-able, Inc.*	82,783	773,193
NCR Voyix Corp.*	169,457	2,345,285
NextNav, Inc. (x)*	90,382	1,406,344
Olo, Inc., Class A*	123,647	949,609
ON24, Inc.*	35,370	228,490
OneSpan, Inc.*	43,943	814,703
Ooma, Inc.*	28,867	405,870
Pagaya Technologies Ltd., Class A (x)*	42,370	393,617
PagerDuty, Inc.*	104,453	1,907,312
Porch Group, Inc.*	92,032	452,797
Prairie Operating Co. (x)*	4,823	33,375
Progress Software Corp.	49,686	3,237,043
PROS Holdings, Inc.*	53,974	1,185,269
Q2 Holdings, Inc.*	68,846	6,929,350
Qualys, Inc.*	43,232	6,061,991
Rapid7, Inc.*	72,178	2,903,721
Red Violet, Inc.*	13,102	474,292
Rekor Systems, Inc. (x)*	83,844	130,797
ReposiTrak, Inc. (x)	13,518	299,153
Rimini Street, Inc.*	62,434	166,699
Riot Platforms, Inc. (x)*	332,745	3,397,326
Roadzen, Inc.*	41,081	89,557
Sapiens International Corp. NV	36,330	976,187
SEMrush Holdings, Inc., Class A*	42,401	503,724
Silvaco Group, Inc. (x)*	7,055	57,004
SolarWinds Corp.	64,234	915,334
SoundHound AI, Inc., Class A (x)*	359,590	7,134,266
SoundThinking, Inc.*	11,012	143,817
Sprinklr, Inc., Class A*	136,774	1,155,740
Sprout Social, Inc., Class A*	58,302	1,790,454
SPS Commerce, Inc.*	43,921	8,081,025
Telos Corp.*	66,492	227,403
Tenable Holdings, Inc.*	137,718	5,423,335
Terawulf, Inc. (x)*	312,181	1,766,944
Varonis Systems, Inc.*	128,428	5,706,056
Verint Systems, Inc.*	70,984	1,948,511
Vertex, Inc., Class A*	63,435	3,384,257
Viant Technology, Inc., Class A*	17,881	339,560
Weave Communications, Inc.*	45,624	726,334
WM Technology, Inc.*	91,551	126,340
Workiva, Inc., Class A*	58,925	6,452,287
Xperi, Inc.*	51,861	532,612
Yext, Inc.*	123,711	786,802
Zeta Global Holdings Corp., Class A*	208,350	3,748,217
Zuora, Inc., Class A*	162,086	1,607,893

		205,219,368

Technology Hardware, Storage & Peripherals (0.4%)
CompoSecure, Inc., Class A (x)	29,505	452,312
Corsair Gaming, Inc.*	55,520	366,987
CPI Card Group, Inc.*	6,011	179,669
Diebold Nixdorf, Inc.*	29,833	1,284,012
Eastman Kodak Co. (x)*	69,539	456,871
Immersion Corp.	36,399	317,763
IonQ, Inc. (x)*	234,162	9,780,947
Turtle Beach Corp.*	19,574	338,826
Xerox Holdings Corp. (x)	135,252	1,140,175

		14,317,562

Total Information Technology		431,689,287

Materials (3.9%)
Chemicals (1.7%)
AdvanSix, Inc.	30,455	867,663
American Vanguard Corp.	30,429	140,886
Arcadium Lithium plc*	1,262,121	6,474,681
Arq, Inc.*	33,798	255,851
ASP Isotopes, Inc. (x)*	59,509	269,576
Aspen Aerogels, Inc. (x)*	71,470	849,064
Avient Corp.	105,234	4,299,861
Balchem Corp.	37,537	6,118,343
Cabot Corp.	62,419	5,699,479
Core Molding Technologies, Inc.*	8,505	140,673
Ecovyst, Inc.*	134,953	1,031,041
Hawkins, Inc.	22,573	2,769,030
HB Fuller Co.	63,495	4,284,643
Ingevity Corp.*	42,370	1,726,577
Innospec, Inc.	29,007	3,192,510
Intrepid Potash, Inc.*	13,423	294,232
Koppers Holdings, Inc.	23,113	748,861
Kronos Worldwide, Inc.	24,017	234,166
LSB Industries, Inc.*	61,028	463,202
Mativ Holdings, Inc.	62,998	686,678
Minerals Technologies, Inc.	36,849	2,808,262
Northern Technologies International Corp. (x)	8,536	115,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Orion SA	67,954	$1,072,994
Perimeter Solutions, Inc.*	156,064	1,994,498
PureCycle Technologies, Inc. (x)*	142,720	1,462,880
Quaker Chemical Corp.	16,051	2,259,339
Rayonier Advanced Materials, Inc.*	76,030	627,247
Sensient Technologies Corp.	48,817	3,478,699
Stepan Co.	24,758	1,601,843
Tronox Holdings plc	137,868	1,388,331
Valhi, Inc.	3,234	75,643

		57,431,904

Construction Materials (0.5%)
Knife River Corp.*	66,279	6,736,598
Smith-Midland Corp. (x)*	5,133	228,213
Summit Materials, Inc., Class A*	141,017	7,135,460
United States Lime & Minerals, Inc.	12,423	1,649,029

		15,749,300

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	172,603	519,535
Greif, Inc., Class A	29,424	1,798,395
Greif, Inc., Class B	5,889	399,568
Myers Industries, Inc.	41,878	462,333
O-I Glass, Inc.*	179,875	1,949,845
Pactiv Evergreen, Inc.	47,774	834,612
Ranpak Holdings Corp., Class A*	49,387	339,783
TriMas Corp.	46,646	1,147,025

		7,451,096

Metals & Mining (1.4%)
Alpha Metallurgical Resources, Inc.*	12,802	2,561,936
Arch Resources, Inc.	20,508	2,896,140
Caledonia Mining Corp. plc	18,310	172,297
Carpenter Technology Corp.	55,462	9,412,456
Century Aluminum Co.*	62,308	1,135,252
Coeur Mining, Inc.*	460,982	2,636,817
Commercial Metals Co.	132,869	6,590,302
Compass Minerals International, Inc.	39,582	445,298
Constellium SE*	152,856	1,569,831
Contango ORE, Inc. (x)*	11,988	120,120
Critical Metals Corp.*	6,989	47,455
Dakota Gold Corp.*	77,904	171,389
Hecla Mining Co.	684,046	3,358,666
i-80 Gold Corp.*	360,574	174,878
Ivanhoe Electric, Inc.*	96,789	730,757
Kaiser Aluminum Corp.	18,859	1,325,222
Lifezone Metals Ltd. (x)*	41,674	289,634
MAC Copper Ltd.*	61,765	655,944
Materion Corp.	23,919	2,365,111
Metallus, Inc.*	50,178	709,015
Novagold Resources, Inc.*	286,392	953,685
Olympic Steel, Inc.	11,679	383,188
Perpetua Resources Corp.*	45,977	490,575
Piedmont Lithium, Inc. (x)*	20,645	180,437
Radius Recycling, Inc.	30,999	471,805
Ramaco Resources, Inc., Class A (x)	29,640	304,107
Ramaco Resources, Inc., Class B (x)	6,315	62,392
Ryerson Holding Corp.	31,587	584,675
SSR Mining, Inc.*	235,066	1,636,059
SunCoke Energy, Inc.	98,887	1,058,091
Tredegar Corp.*	30,697	235,753
Universal Stainless & Alloy Products, Inc.*	10,333	454,962
Warrior Met Coal, Inc.	60,399	3,276,042
Worthington Steel, Inc.	38,414	1,222,334

		48,682,625

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	18,579	553,097
Sylvamo Corp.	40,633	3,210,820

		3,763,917

Total Materials		133,078,842

Real Estate (5.5%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	85,913	1,524,097
Alpine Income Property Trust, Inc. (REIT)	14,322	240,466
American Assets Trust, Inc. (REIT)	57,755	1,516,646
Armada Hoffler Properties, Inc. (REIT)	88,672	907,115
Broadstone Net Lease, Inc. (REIT)	222,654	3,531,293
CTO Realty Growth, Inc. (REIT)	33,548	661,231
Empire State Realty Trust, Inc. (REIT), Class A	158,220	1,632,830
Essential Properties Realty Trust, Inc. (REIT)	207,087	6,477,681
Gladstone Commercial Corp. (REIT)	49,294	800,535
Global Net Lease, Inc. (REIT)	236,997	1,730,078
NexPoint Diversified Real Estate Trust (REIT)	39,392	240,291
One Liberty Properties, Inc. (REIT)	18,736	510,369

		19,772,632

Health Care REITs (0.7%)
American Healthcare REIT, Inc. (REIT)	177,663	5,049,182
CareTrust REIT, Inc. (REIT)	216,613	5,859,382
Community Healthcare Trust, Inc. (REIT)	32,998	633,892
Diversified Healthcare Trust (REIT)	264,093	607,414
Global Medical REIT, Inc. (REIT)	71,711	553,609
LTC Properties, Inc. (REIT)	52,587	1,816,881
National Health Investors, Inc. (REIT)	49,403	3,423,628
Sabra Health Care REIT, Inc. (REIT)	277,546	4,807,097
Strawberry Fields REIT, Inc. (REIT)	7,558	79,661
Universal Health Realty Income Trust (REIT)	15,174	564,624

		23,395,370

Hotel & Resort REITs (0.7%)
Apple Hospitality REIT, Inc. (REIT)	269,083	4,130,424
Braemar Hotels & Resorts, Inc. (REIT)	80,243	240,729
Chatham Lodging Trust (REIT)	56,844	508,754
DiamondRock Hospitality Co. (REIT)	248,349	2,242,591
Pebblebrook Hotel Trust (REIT)	140,952	1,909,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
RLJ Lodging Trust (REIT)	179,892	$1,836,697
Ryman Hospitality Properties, Inc. (REIT)	68,879	7,186,835
Service Properties Trust (REIT)	191,709	486,941
Summit Hotel Properties, Inc. (REIT)	122,580	839,673
Sunstone Hotel Investors, Inc. (REIT)	240,081	2,842,559
Xenia Hotels & Resorts, Inc. (REIT)	120,343	1,788,297

		24,013,400

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	77,515	282,930
Innovative Industrial Properties, Inc. (REIT)	32,940	2,195,121
LXP Industrial Trust (REIT)	343,075	2,785,769
Plymouth Industrial REIT, Inc. (REIT)	47,032	837,170
Terreno Realty Corp. (REIT)	111,892	6,617,293

		12,718,283

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	199,548	1,117,469
City Office REIT, Inc. (REIT)	45,185	249,421
COPT Defense Properties (REIT)	132,886	4,112,822
Douglas Emmett, Inc. (REIT)	124,299	2,306,989
Easterly Government Properties, Inc. (REIT), Class A	114,575	1,301,572
Franklin Street Properties Corp. (REIT)	114,683	209,870
Hudson Pacific Properties, Inc. (REIT)	166,742	505,228
JBG SMITH Properties (REIT)	96,328	1,480,561
NET Lease Office Properties (REIT)*	18,127	565,744
Orion Office REIT, Inc. (REIT)	67,166	249,186
Paramount Group, Inc. (REIT)	217,768	1,075,774
Peakstone Realty Trust (REIT) (x)	45,033	498,515
Piedmont Office Realty Trust, Inc. (REIT), Class A	145,725	1,333,384
Postal Realty Trust, Inc. (REIT), Class A	23,772	310,225
SL Green Realty Corp. (REIT)	82,543	5,606,320

		20,923,080

Real Estate Management & Development (0.5%)
American Realty Investors, Inc. (x)*	1,937	28,435
Anywhere Real Estate, Inc.*	116,913	385,813
Compass, Inc., Class A*	426,795	2,496,751
Cushman & Wakefield plc*	188,369	2,463,866
eXp World Holdings, Inc. (x)	96,711	1,113,143
Forestar Group, Inc.*	22,062	571,847
FRP Holdings, Inc.*	15,026	460,246
Kennedy-Wilson Holdings, Inc.	134,212	1,340,778
Marcus & Millichap, Inc.	27,701	1,059,840
Maui Land & Pineapple Co., Inc.*	8,767	192,699
Newmark Group, Inc., Class A	155,717	1,994,735
Offerpad Solutions, Inc.*	11,035	31,450
Opendoor Technologies, Inc. (x)*	731,380	1,170,208
RE/MAX Holdings, Inc., Class A*	20,819	222,139
Real Brokerage, Inc. (The) (x)*	114,820	528,172
Redfin Corp. (x)*	141,124	1,110,646
RMR Group, Inc. (The), Class A	18,194	375,524
St Joe Co. (The)	42,560	1,912,221
Star Holdings*	15,912	154,824
Stratus Properties, Inc.*	6,484	134,608
Tejon Ranch Co.*	24,548	390,313
Transcontinental Realty Investors, Inc.*	1,627	48,501

		18,186,759

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A*	167,897	1,526,184
BRT Apartments Corp. (REIT)	14,012	252,636
Centerspace (REIT)	19,459	1,287,213
Clipper Realty, Inc. (REIT)	13,165	60,296
Elme Communities (REIT)	103,878	1,586,217
Independence Realty Trust, Inc. (REIT)	265,217	5,261,905
NexPoint Residential Trust, Inc. (REIT)	26,792	1,118,566
UMH Properties, Inc. (REIT)	84,710	1,599,325
Veris Residential, Inc. (REIT)	92,664	1,541,002

		14,233,344

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	138,148	3,337,656
Alexander’s, Inc. (REIT)	2,513	502,751
CBL & Associates Properties, Inc. (REIT)	26,821	788,806
Curbline Properties Corp. (REIT)	112,115	2,603,310
FrontView REIT, Inc. (REIT) (x)	16,131	292,455
Getty Realty Corp. (REIT)	59,425	1,790,475
InvenTrust Properties Corp. (REIT)	90,966	2,740,806
Kite Realty Group Trust (REIT)	255,043	6,437,285
Macerich Co. (The) (REIT)	277,125	5,520,330
NETSTREIT Corp. (REIT) (x)	92,096	1,303,158
Phillips Edison & Co., Inc. (REIT)	144,087	5,397,499
Retail Opportunity Investments Corp. (REIT)	146,301	2,539,785
Saul Centers, Inc. (REIT)	12,410	481,508
SITE Centers Corp. (REIT)	56,057	857,112
Tanger, Inc. (REIT)	125,669	4,289,083
Urban Edge Properties (REIT)	149,361	3,211,261
Whitestone REIT (REIT)	57,689	817,453

		42,910,733

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	53,436	628,407
Four Corners Property Trust, Inc. (REIT)	114,368	3,103,948
Gladstone Land Corp. (REIT)	40,825	442,951
Outfront Media, Inc. (REIT)	178,306	3,163,149
PotlatchDeltic Corp. (REIT)	93,761	3,680,119
Safehold, Inc. (REIT)	61,127	1,129,627
Uniti Group, Inc. (REIT)	282,304	1,552,672

		13,700,873

Total Real Estate		189,854,474

Utilities (2.5%)
Electric Utilities (0.7%)
ALLETE, Inc.	67,687	4,386,118
Genie Energy Ltd., Class B	16,274	253,712

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Hawaiian Electric Industries, Inc.*	192,315	$1,871,225
MGE Energy, Inc.	42,605	4,003,166
Otter Tail Corp.	48,315	3,567,579
Portland General Electric Co.	121,170	5,285,435
TXNM Energy, Inc.	104,875	5,156,704

		24,523,939

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A (x)	140,056	5,603,640
Chesapeake Utilities Corp.	25,834	3,134,956
New Jersey Resources Corp.	114,316	5,332,841
Northwest Natural Holding Co.	45,587	1,803,422
ONE Gas, Inc.	65,961	4,567,799
RGC Resources, Inc.	8,957	179,677
Southwest Gas Holdings, Inc.	71,029	5,022,461
Spire, Inc.	66,579	4,516,054

		30,160,850

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A (x)*	90,977	370,277
Montauk Renewables, Inc.*	80,237	319,343
Ormat Technologies, Inc.	66,800	4,523,696
Sunnova Energy International, Inc. (x)*	131,558	451,244

		5,664,560

Multi-Utilities (0.4%)
Avista Corp.	92,408	3,384,905
Black Hills Corp.	81,667	4,779,153
Northwestern Energy Group, Inc.	72,768	3,890,177
Unitil Corp.	18,365	995,199

		13,049,434

Water Utilities (0.3%)
American States Water Co.	43,361	3,370,017
Cadiz, Inc. (x)*	49,945	259,714
California Water Service Group	68,319	3,096,900
Consolidated Water Co. Ltd.	17,046	441,321
Global Water Resources, Inc.	13,097	150,615
Middlesex Water Co.	20,291	1,067,915
Pure Cycle Corp.*	22,979	291,374
SJW Group	38,471	1,893,543
York Water Co. (The)	15,451	505,557

		11,076,956

Total Utilities		84,475,739

Total Common Stocks (90.5%) (Cost $2,311,988,122)		3,121,679,353

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	23,102	—
Chinook Therapeutics, Inc., CVR *	68,139	34,070
Icosavax, Inc., CVR *	31,364	9,409
Inhibrx, Inc., CVR (r)*	38,335	18,615

Total Rights (0.0%)† (Cost $45,838)		62,094

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29 (x)*	3,710	11,891

Total Health Care		11,891

Total Warrants (0.0%)† (Cost $—)		11,891

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 4.37% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	16,433,425	16,433,425
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	142,021,114	142,077,922
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.43% (7 day yield) (xx)	15,000,000	15,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	25,000,000	25,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.38% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		225,511,347

Total Short-Term Investments (6.5%) (Cost $225,445,595)		225,511,347

Total Investments in Securities (97.0%) (Cost $2,537,479,555)		3,347,264,685
Other Assets Less Liabilities (3.0%)		102,713,756

Net Assets (100%)		$3,449,978,441

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $2,092,558 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $194,103,635. This was collateralized by $119,214,681 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/7/25 – 8/15/54 and by cash of $83,433,425 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	2,941	3/2025	USD	330,833,090	(19,511,126)

					(19,511,126)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$84,074,562	$—	$—		$84,074,562
Consumer Discretionary	303,423,787	—	—	(a)	303,423,787
Consumer Staples	87,915,723	—	—		87,915,723
Energy	160,305,952	—	—		160,305,952
Financials	580,861,459	—	—		580,861,459
Health Care	509,903,601	—	24,932		509,928,533
Industrials	556,070,995	—	—		556,070,995
Information Technology	431,689,287	—	—		431,689,287
Materials	133,078,842	—	—		133,078,842
Real Estate	189,854,474	—	—		189,854,474
Utilities	84,475,739	—	—		84,475,739
Rights
Health Care	—	43,479	18,615		62,094
Short-Term Investments
Investment Companies	225,511,347	—	—		225,511,347
Warrants
Health Care	—	11,891	—		11,891

Total Assets	$3,347,165,768	$55,370	$43,547		$3,347,264,685

Liabilities:
Futures	$(19,511,126)	$—	$—		$(19,511,126)

Total Liabilities	$(19,511,126)	$—	$—		$(19,511,126)

Total	$3,327,654,642	$55,370	$43,547		$3,327,753,559

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(19,511,126	)*

Total		$(19,511,126)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$61,630,241	$61,630,241

Total	$61,630,241	$61,630,241

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(43,870,442)	$(43,870,442)

Total	$(43,870,442)	$(43,870,442)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$332,412,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$547,702,574
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$667,667,288

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 10%)*	Net Proceeds of Sales and Redemptions (affiliated 22%)*	Net Realized Gain (Loss)
$57,401,450	$150,059,777	$70,908,713

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,322,721,608
Aggregate gross unrealized depreciation	(533,421,916)

Net unrealized appreciation	$789,299,692

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,538,453,867

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $2,537,479,555)	$3,347,264,685
Cash	158,468,791
Cash held as collateral at broker for futures	26,490,600
Dividends, interest and other receivables	4,432,766
Due from broker for futures variation margin	316,017
Securities lending income receivable	159,707
Receivable for Portfolio shares sold	99,529
Other assets	13,769

Total assets	3,537,245,864

LIABILITIES
Payable for return of collateral on securities loaned	83,433,425
Payable for Portfolio shares repurchased	1,902,251
Investment management fees payable	1,341,784
Administrative fees payable	381,661
Distribution fees payable – Class IB	91,646
Payable for securities purchased	4,242
Accrued expenses	112,414

Total liabilities	87,267,423

Commitments and contingent liabilities^
NET ASSETS	$3,449,978,441

Net assets were comprised of:
Paid in capital	$2,742,385,206
Total distributable earnings (loss)	707,593,235

Net assets	$3,449,978,441

Class IB
Net asset value, offering and redemption price per share, $412,674,264 / 21,031,911 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.62

Class K
Net asset value, offering and redemption price per share, $3,037,304,177 / 153,002,466 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.85

(x)	Includes value of securities on loan of $194,103,635.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $115,102 foreign withholding tax)	$45,126,412
Interest	9,797,497
Securities lending (net)	3,171,293

Total income	58,095,202

EXPENSES
Investment management fees	14,800,967
Administrative fees	4,227,803
Distribution fees – Class IB	1,058,017
Printing and mailing expenses	287,785
Professional fees	175,745
Custodian fees	143,300
Trustees’ fees	107,853
Miscellaneous	68,934

Total expenses	20,870,404

NET INVESTMENT INCOME (LOSS)	37,224,798

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	151,937,429
Futures contracts	61,630,241

Net realized gain (loss)	213,567,670

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,009,589) of change in unrealized appreciation (depreciation) from affiliates)	150,424,185
Futures contracts	(43,870,442)

Net change in unrealized appreciation (depreciation)	106,553,743

NET REALIZED AND UNREALIZED GAIN (LOSS)	320,121,413

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$357,346,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$37,224,798	$35,023,729
Net realized gain (loss)	213,567,670	127,070,587
Net change in unrealized appreciation (depreciation)	106,553,743	319,882,271

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	357,346,211	481,976,587

Distributions to shareholders:
Class IB	(32,679,243)	(8,876,712)
Class K	(243,788,991)	(63,931,569)

Total distributions to shareholders	(276,468,234)	(72,808,281)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 502,472 and 746,777 shares, respectively ]	10,022,343	13,164,181
Capital shares issued in reinvestment of dividends and distributions [ 1,584,072 and 470,022 shares, respectively ]	32,679,243	8,876,712
Capital shares repurchased [ (3,571,222) and (3,101,782) shares, respectively ]	(71,711,624)	(55,020,845)

Total Class IB transactions	(29,010,038)	(32,979,952)

Class K
Capital shares sold [ 14,606,607 and 9,007,737 shares, respectively ]	286,221,520	158,219,444
Capital shares issued in reinvestment of dividends and distributions [ 11,678,213 and 3,350,064 shares, respectively ]	243,788,991	63,931,569
Capital shares repurchased [ (20,679,474) and (28,076,677) shares, respectively ]	(415,021,828)	(504,363,240)

Total Class K transactions	114,988,683	(282,212,227)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	85,978,645	(315,192,179)

TOTAL INCREASE (DECREASE) IN NET ASSETS	166,856,622	93,976,127
NET ASSETS:
Beginning of year	3,283,121,819	3,189,145,692

End of year	$3,449,978,441	$3,283,121,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021		2020
Net asset value, beginning of year	$19.15	$16.86	$22.34	$23.34		$20.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.16	0.12	0.06	(aa)	0.10
Net realized and unrealized gain (loss)	1.91	2.53	(5.11)	3.11		3.82

Total from investment operations	2.09	2.69	(4.99)	3.17		3.92

Less distributions:
Dividends from net investment income	(0.28)	(0.23)	(0.14)	(0.10)		(0.15)
Distributions from net realized gains	(1.34)	(0.17)	(0.35)	(4.07)		(1.06)

Total dividends and distributions	(1.62)	(0.40)	(0.49)	(4.17)		(1.21)

Net asset value, end of year	$19.62	$19.15	$16.86	$22.34		$23.34

Total return	10.65%	15.99%	(22.40)%	13.92%		19.31%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$412,674	$431,108	$411,368	$581,771		$593,742
Ratio of expenses to average net assets (f)	0.84%	0.84%	0.83%	0.82	%(g)	0.83%
Ratio of net investment income (loss) to average net assets (f)	0.88%	0.91%	0.67%	0.25	%(bb)	0.52%
Portfolio turnover rate^	18%	11%	15%	19%		32%

	Year Ended December 31,
Class K	2024	2023	2022	2021		2020
Net asset value, beginning of year	$19.35	$17.03	$22.56	$23.53		$20.78

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	0.21	0.17	0.13	(aa)	0.15
Net realized and unrealized gain (loss)	1.94	2.55	(5.17)	3.13		3.86

Total from investment operations	2.17	2.76	(5.00)	3.26		4.01

Less distributions:
Dividends from net investment income	(0.33)	(0.27)	(0.18)	(0.16)		(0.20)
Distributions from net realized gains	(1.34)	(0.17)	(0.35)	(4.07)		(1.06)

Total dividends and distributions	(1.67)	(0.44)	(0.53)	(4.23)		(1.26)

Net asset value, end of year	$19.85	$19.35	$17.03	$22.56		$23.53

Total return	10.94%	16.27%	(22.20)%	14.20%		19.59%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,037,304	$2,852,014	$2,777,777	$3,830,106		$4,104,427
Ratio of expenses to average net assets (f)	0.59%	0.59%	0.58%	0.57	%(g)	0.58%
Ratio of net investment income (loss) to average net assets (f)	1.14%	1.15%	0.93%	0.50	%(bb)	0.77%
Portfolio turnover rate^	18%	11%	15%	19%		32%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.05 and $0.11 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.7%)
ANZ Group Holdings Ltd.	294,675	$5,205,385
APA Group	131,058	565,395
Aristocrat Leisure Ltd.	55,496	2,348,115
ASX Ltd.	20,292	817,387
BHP Group Ltd.	502,444	12,299,564
BlueScope Steel Ltd.	44,153	510,770
Brambles Ltd.	135,651	1,615,413
CAR Group Ltd.	37,939	846,069
Cochlear Ltd.	6,458	1,158,702
Coles Group Ltd.	135,175	1,580,461
Commonwealth Bank of Australia	166,063	15,751,754
Computershare Ltd.	54,846	1,152,498
Endeavour Group Ltd.	173,395	450,756
Fortescue Ltd.	166,514	1,880,915
Glencore plc	1,034,878	4,578,522
Goodman Group (REIT)	170,503	3,761,190
GPT Group (The) (REIT)	178,767	483,531
Insurance Australia Group Ltd.	245,738	1,286,762
Lottery Corp. Ltd. (The)	211,582	646,936
Macquarie Group Ltd.	35,426	4,860,102
Medibank Pvt Ltd.	287,889	675,336
Mineral Resources Ltd.	18,704	396,507
Mirvac Group (REIT) (x)	397,355	461,143
National Australia Bank Ltd.	310,143	7,121,828
Northern Star Resources Ltd.	115,848	1,107,112
Orica Ltd.	43,238	443,717
Origin Energy Ltd.	179,584	1,211,573
Pro Medicus Ltd.	5,938	919,272
Qantas Airways Ltd.*	79,472	441,227
QBE Insurance Group Ltd.	155,163	1,843,932
Ramsay Health Care Ltd.	18,774	401,361
REA Group Ltd. (x)	5,323	768,680
Reece Ltd.	21,243	294,260
Rio Tinto Ltd.	35,865	2,607,452
Rio Tinto plc	113,031	6,683,211
Santos Ltd.	322,766	1,334,504
Scentre Group (REIT)	495,753	1,052,483
SEEK Ltd.	38,005	530,919
SGH Ltd.	17,581	501,758
Sonic Healthcare Ltd.	45,765	765,092
South32 Ltd.	468,559	986,050
Stockland (REIT)	229,177	680,876
Suncorp Group Ltd.	131,648	1,549,002
Telstra Group Ltd.	398,995	990,301
Transurban Group	305,058	2,528,242
Treasury Wine Estates Ltd.	78,855	552,987
Vicinity Ltd. (REIT)	394,424	512,670
Washington H Soul Pattinson & Co. Ltd.	23,296	493,420
Wesfarmers Ltd.	111,609	4,941,320
Westpac Banking Corp.	341,118	6,823,883
WiseTech Global Ltd.	18,169	1,361,405
Woodside Energy Group Ltd.	193,025	2,939,031
Woolworths Group Ltd.	121,231	2,287,845

		118,008,626

Austria (0.2%)
Erste Group Bank AG	32,472	2,006,621
Mondi plc	43,702	652,150
OMV AG	14,592	564,532
Verbund AG	6,520	472,744

		3,696,047

Belgium (0.7%)
Ageas SA/NV	15,946	774,678
Anheuser-Busch InBev SA/NV	88,339	4,415,162
D’ieteren Group	2,008	334,254
Elia Group SA/NV	2,483	191,358
Groupe Bruxelles Lambert NV	8,927	610,766
KBC Group NV	23,394	1,806,304
Lotus Bakeries NV	37	413,159
Sofina SA	1,357	306,994
Syensqo SA	7,575	553,654
UCB SA	12,892	2,566,673
Warehouses De Pauw CVA (REIT)	18,525	364,593

		12,337,595

Brazil (0.0%)†
Yara International ASA	13,919	368,080

Burkina Faso (0.0%)†
Endeavour Mining plc	16,398	292,533

Chile (0.0%)†
Antofagasta plc	40,847	813,068

China (0.5%)
BOC Hong Kong Holdings Ltd.	361,000	1,159,696
Prosus NV	135,963	5,401,109
SITC International Holdings Co. Ltd.	143,000	381,130
Wharf Holdings Ltd. (The) (x)	110,095	309,731
Wilmar International Ltd.	214,500	486,911
Yangzijiang Shipbuilding Holdings Ltd.	252,500	552,832

		8,291,409

Denmark (2.6%)
AP Moller - Maersk A/S, Class A (x)	258	413,684
AP Moller - Maersk A/S, Class B	431	714,063
Carlsberg A/S, Class B	9,538	914,388
Coloplast A/S, Class B (x)	12,458	1,361,010
Danske Bank A/S	67,761	1,917,522
Demant A/S*	10,197	374,478
DSV A/S	20,046	4,266,136
Genmab A/S*	6,300	1,304,407
Novo Nordisk A/S, Class B	319,847	27,323,879
Novonesis (Novozymes) B	35,332	2,002,429
Orsted A/S (m)*	16,643	749,855
Pandora A/S	8,646	1,582,977
ROCKWOOL A/S, Class B	1,064	377,267
Tryg A/S	31,381	660,569
Vestas Wind Systems A/S*	94,802	1,292,552
Zealand Pharma A/S*	6,513	647,655

		45,902,871

Finland (0.9%)
Elisa OYJ	13,391	579,939
Fortum OYJ	47,593	666,275
Kesko OYJ, Class B	29,519	555,932
Kone OYJ, Class B	33,497	1,631,301
Metso OYJ	60,055	558,980
Neste OYJ	45,320	569,335
Nokia OYJ	536,590	2,376,335
Nordea Bank Abp	318,752	3,458,319

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Orion OYJ, Class B	11,938	$529,110
Sampo OYJ, Class A	47,850	1,952,289
Stora Enso OYJ, Class R	55,736	561,323
UPM-Kymmene OYJ	53,703	1,477,390
Wartsila OYJ Abp	48,757	864,574

		15,781,102

France (8.5%)
Accor SA	18,655	908,991
Aeroports de Paris SA	3,476	402,189
Air Liquide SA	57,968	9,422,442
Airbus SE	58,903	9,443,851
Alstom SA*	36,747	820,668
Amundi SA (m)	6,565	436,583
Arkema SA	6,218	473,729
AXA SA	174,923	6,218,578
BioMerieux	4,520	484,591
BNP Paribas SA	100,489	6,164,301
Bollore SE	65,112	400,631
Bouygues SA	20,147	595,609
Bureau Veritas SA	30,461	925,766
Capgemini SE	15,420	2,526,099
Carrefour SA	52,433	745,714
Cie de Saint-Gobain SA	45,137	4,006,917
Cie Generale des Etablissements Michelin SCA	66,060	2,176,018
Covivio SA (REIT)	6,038	304,968
Credit Agricole SA	108,055	1,487,533
Danone SA	65,456	4,415,305
Dassault Aviation SA	1,926	393,423
Dassault Systemes SE	68,396	2,373,408
Edenred SE	25,991	854,798
Eiffage SA	7,709	676,520
Engie SA	182,365	2,892,102
EssilorLuxottica SA	29,530	7,206,686
Eurazeo SE	4,772	355,654
Gecina SA (REIT)	4,388	411,123
Getlink SE	30,752	490,718
Hermes International SCA	3,128	7,523,602
Ipsen SA	3,511	402,602
Kering SA	7,398	1,825,762
Klepierre SA (REIT)	20,548	591,713
La Francaise des Jeux SACA (m)	8,590	331,182
Legrand SA	25,969	2,529,675
L’Oreal SA	24,128	8,543,853
LVMH Moet Hennessy Louis Vuitton SE	27,316	17,981,650
Orange SA	185,197	1,847,000
Pernod Ricard SA	20,586	2,324,317
Publicis Groupe SA	22,826	2,435,364
Renault SA	20,575	1,002,759
Rexel SA	23,657	602,826
Safran SA	35,369	7,770,703
Sartorius Stedim Biotech	2,826	552,384
SEB SA	2,255	204,386
Societe Generale SA	70,623	1,986,885
Sodexo SA	9,063	746,808
Teleperformance SE	5,148	443,242
Thales SA	9,317	1,338,113
TotalEnergies SE	213,882	11,824,106
Unibail-Rodamco-Westfield (REIT)	11,685	880,196
Veolia Environnement SA	68,362	1,919,734
Vinci SA	49,872	5,152,560

		148,776,337

Germany (8.4%)
adidas AG	16,157	3,968,279
Allianz SE (Registered)	38,680	11,854,900
BASF SE	87,487	3,847,616
Bayer AG (Registered)	99,060	1,981,682
Bayerische Motoren Werke AG	28,445	2,325,499
Bayerische Motoren Werke AG (Preference) (x)	5,731	429,793
Bechtle AG (x)	7,646	246,305
Beiersdorf AG	10,254	1,316,937
Brenntag SE	13,305	797,692
Carl Zeiss Meditec AG	4,428	208,791
Commerzbank AG	94,053	1,531,964
Continental AG	10,026	673,162
Covestro AG*	18,313	1,100,232
CTS Eventim AG & Co. KGaA	6,451	545,546
Daimler Truck Holding AG	50,329	1,921,072
Deutsche Bank AG (Registered)	186,773	3,219,166
Deutsche Boerse AG	18,417	4,243,748
Deutsche Lufthansa AG (Registered)	62,613	400,434
Deutsche Post AG	101,517	3,573,568
Deutsche Telekom AG (Registered)	349,994	10,474,299
Dr Ing hc F Porsche AG (Preference) (q)§	10,947	662,453
E.ON SE	228,072	2,656,233
Evonik Industries AG	24,597	426,260
Fresenius Medical Care AG	20,537	934,590
Fresenius SE & Co. KGaA*	42,698	1,484,194
GEA Group AG	14,799	733,076
Hannover Rueck SE	6,004	1,501,313
Heidelberg Materials AG	13,546	1,673,824
Henkel AG & Co. KGaA	11,005	848,129
Henkel AG & Co. KGaA (Preference) (q)	15,910	1,396,634
Infineon Technologies AG	127,779	4,156,158
Knorr-Bremse AG	7,904	575,996
LEG Immobilien SE	6,385	541,010
Mercedes-Benz Group AG	74,745	4,165,419
Merck KGaA	12,467	1,806,576
MTU Aero Engines AG	5,494	1,832,200
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	13,203	6,654,278
Nemetschek SE	5,978	579,607
Porsche Automobil Holding SE (Preference) (q)	16,326	614,729
Puma SE	11,249	515,911
Rational AG	466	397,756
Rheinmetall AG	4,311	2,744,387
RWE AG	64,414	1,923,237
SAP SE	103,669	25,373,907
Sartorius AG (Preference) (q)	2,702	602,890
Scout24 SE (m)	7,188	633,612
Siemens AG (Registered)	75,478	14,741,410
Siemens Energy AG*	64,040	3,341,886
Siemens Healthineers AG (m)	27,839	1,476,460
Symrise AG, Class A	13,270	1,410,954
Talanx AG	6,122	520,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Volkswagen AG (Preference) (q)	20,207	$1,863,627
Vonovia SE	73,223	2,223,204
Zalando SE (m)*	23,247	779,883

		146,453,445

Hong Kong (1.7%)
AIA Group Ltd.	1,095,812	7,943,478
CK Asset Holdings Ltd.	184,652	758,422
CK Infrastructure Holdings Ltd.	68,000	505,623
CLP Holdings Ltd.	163,500	1,374,666
Futu Holdings Ltd. (ADR)	5,253	420,188
Hang Seng Bank Ltd.	75,000	922,695
Henderson Land Development Co. Ltd.	127,025	385,982
HKT Trust & HKT Ltd.	362,013	447,468
Hong Kong & China Gas Co. Ltd.	1,115,722	892,101
Hong Kong Exchanges & Clearing Ltd.	122,858	4,663,341
Hongkong Land Holdings Ltd.	101,800	453,010
Jardine Matheson Holdings Ltd.	15,400	629,244
Link REIT (REIT)	248,380	1,050,554
MTR Corp. Ltd.	166,000	579,220
Power Assets Holdings Ltd.	133,500	931,637
Prudential plc	272,847	2,175,847
Sino Land Co. Ltd.	405,172	409,520
Sun Hung Kai Properties Ltd.	146,000	1,403,295
Swire Pacific Ltd., Class A	33,000	299,338
Techtronic Industries Co. Ltd.	137,500	1,814,650
WH Group Ltd. (m)	796,603	616,428
Wharf Real Estate Investment Co. Ltd.	190,900	488,148

		29,164,855

Ireland (0.4%)
AerCap Holdings NV	19,451	1,861,461
AIB Group plc	169,401	935,277
Bank of Ireland Group plc	105,428	961,682
Kerry Group plc, Class A	15,322	1,479,998
Kingspan Group plc	15,465	1,128,568

		6,366,986

Israel (0.7%)
Azrieli Group Ltd.	4,926	407,711
Bank Hapoalim BM	123,715	1,497,988
Bank Leumi Le-Israel BM	154,133	1,837,894
Check Point Software Technologies Ltd.*	8,695	1,623,356
Elbit Systems Ltd.	2,632	689,945
Global-e Online Ltd.*	9,898	539,738
ICL Group Ltd.	58,720	290,733
Israel Discount Bank Ltd., Class A	115,835	794,006
Mizrahi Tefahot Bank Ltd.	14,559	631,137
Nice Ltd.*	6,544	1,118,177
Teva Pharmaceutical Industries Ltd. (ADR)*	112,815	2,486,443
Wix.com Ltd.*	5,249	1,126,173

		13,043,301

Italy (2.4%)
Amplifon SpA	12,997	334,565
Banco BPM SpA	130,685	1,057,333
BPER Banca SpA	88,754	563,837
Coca-Cola HBC AG	22,005	752,613
Davide Campari-Milano NV (x)	60,150	374,990
DiaSorin SpA	1,954	201,485
Enel SpA	824,095	5,878,345
Eni SpA	227,835	3,090,442
Ferrari NV	12,639	5,399,450
FinecoBank Banca Fineco SpA	61,745	1,073,921
Generali	96,165	2,716,553
Infrastrutture Wireless Italiane SpA (m)	36,130	367,301
Intesa Sanpaolo SpA	1,457,290	5,830,425
Leonardo SpA	41,249	1,107,957
Mediobanca Banca di Credito Finanziario SpA	47,487	692,201
Moncler SpA	22,026	1,163,216
Nexi SpA (m)*	53,438	296,709
Poste Italiane SpA (m)	47,177	665,510
Prysmian SpA	26,756	1,709,005
Recordati Industria Chimica e Farmaceutica SpA	9,799	514,542
Snam SpA	187,408	830,927
Telecom Italia SpA (x)*	1,086,535	277,506
Terna - Rete Elettrica Nazionale	137,982	1,089,880
UniCredit SpA	147,725	5,895,415
Unipol Gruppo SpA	33,905	422,417

		42,306,545

Japan (21.0%)
Advantest Corp.	76,800	4,423,268
Aeon Co. Ltd.	68,400	1,600,211
AGC, Inc. (x)	20,100	587,108
Aisin Corp.	53,100	593,716
Ajinomoto Co., Inc.	46,500	1,893,482
ANA Holdings, Inc.	16,700	302,873
Asahi Group Holdings Ltd.	140,800	1,476,251
Asahi Kasei Corp.	127,700	880,236
Asics Corp.	66,800	1,302,417
Astellas Pharma, Inc.	178,800	1,732,349
Bandai Namco Holdings, Inc.	62,500	1,488,534
Bridgestone Corp. (x)	56,700	1,907,891
Brother Industries Ltd.	22,000	373,120
Canon, Inc. (x)	92,100	2,992,173
Capcom Co. Ltd.	33,400	728,943
Central Japan Railway Co.	80,300	1,504,745
Chiba Bank Ltd. (The)	60,700	471,033
Chubu Electric Power Co., Inc.	65,700	687,795
Chugai Pharmaceutical Co. Ltd.	65,500	2,884,657
Concordia Financial Group Ltd.	112,600	622,600
Dai Nippon Printing Co. Ltd.	39,200	549,653
Daifuku Co. Ltd.	32,000	661,492
Dai-ichi Life Holdings, Inc.	92,000	2,446,941
Daiichi Sankyo Co. Ltd.	174,600	4,793,828
Daikin Industries Ltd.	26,800	3,143,344
Daito Trust Construction Co. Ltd.	5,900	656,356
Daiwa House Industry Co. Ltd.	60,400	1,851,435
Daiwa Securities Group, Inc.	123,400	812,467
Denso Corp.	183,500	2,549,372
Dentsu Group, Inc. (x)	21,581	518,919
Disco Corp.	9,000	2,415,553
East Japan Railway Co.	86,827	1,534,240
Eisai Co. Ltd.	23,000	628,848
ENEOS Holdings, Inc.	270,790	1,408,627

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
FANUC Corp.	96,800	$2,532,406
Fast Retailing Co. Ltd.	19,100	6,459,321
Fuji Electric Co. Ltd.	13,400	718,156
FUJIFILM Holdings Corp.	110,600	2,298,054
Fujikura Ltd.	25,000	1,023,700
Fujitsu Ltd.	163,300	2,871,787
Hankyu Hanshin Holdings, Inc.	23,900	622,105
Hikari Tsushin, Inc.	1,900	413,954
Hitachi Construction Machinery Co. Ltd. (x)	12,300	271,985
Hitachi Ltd.	460,900	11,347,199
Honda Motor Co. Ltd.	446,300	4,171,635
Hoshizaki Corp.	11,000	434,050
Hoya Corp.	34,400	4,279,883
Hulic Co. Ltd. (x)	37,900	328,218
Idemitsu Kosan Co. Ltd.	99,385	649,047
Inpex Corp. (x)	82,800	1,036,130
Isuzu Motors Ltd.	54,500	739,402
ITOCHU Corp. (x)	118,300	5,829,006
Japan Airlines Co. Ltd.	16,538	260,694
Japan Exchange Group, Inc.	105,200	1,170,476
Japan Post Bank Co. Ltd.	152,900	1,450,798
Japan Post Holdings Co. Ltd.	192,900	1,814,904
Japan Post Insurance Co. Ltd.	15,400	281,727
Japan Real Estate Investment Corp. (REIT)	660	452,319
Japan Tobacco, Inc. (x)	118,500	3,050,169
JFE Holdings, Inc.	54,000	606,740
Kajima Corp.	38,700	702,642
Kansai Electric Power Co., Inc. (The)	91,700	1,022,357
Kao Corp. (x)	47,700	1,928,766
Kawasaki Kisen Kaisha Ltd. (x)	33,100	474,221
KDDI Corp.	153,100	4,882,286
Keyence Corp.	19,440	7,973,932
Kikkoman Corp. (x)	60,300	667,942
Kirin Holdings Co. Ltd. (x)	78,300	1,016,459
Kobe Bussan Co. Ltd.	16,600	364,818
Kokusai Electric Corp. (x)	14,400	191,973
Komatsu Ltd.	87,600	2,410,589
Konami Group Corp.	9,900	921,257
Kubota Corp. (x)	94,600	1,094,338
Kyocera Corp.	121,900	1,210,953
Kyowa Kirin Co. Ltd. (x)	18,800	282,327
Lasertec Corp.	8,300	784,023
LY Corp.	281,400	745,386
M3, Inc.	36,200	316,566
Makita Corp.	23,800	725,556
Marubeni Corp.	138,300	2,075,217
MatsukiyoCocokara & Co.	28,000	407,630
McDonald’s Holdings Co. Japan Ltd. (x)	8,376	328,807
Meiji Holdings Co. Ltd.	26,744	543,754
Minebea Mitsumi, Inc.	37,200	598,260
Mitsubishi Chemical Group Corp.	120,300	605,927
Mitsubishi Corp.	328,600	5,381,566
Mitsubishi Electric Corp.	188,700	3,185,659
Mitsubishi Estate Co. Ltd.	108,300	1,495,706
Mitsubishi HC Capital, Inc.	87,200	577,165
Mitsubishi Heavy Industries Ltd.	321,390	4,480,672
Mitsubishi UFJ Financial Group, Inc.	1,104,800	12,942,919
Mitsui & Co. Ltd.	251,800	5,231,471
Mitsui Chemicals, Inc.	16,500	360,407
Mitsui Fudosan Co. Ltd.	270,200	2,151,689
Mitsui OSK Lines Ltd.	34,900	1,212,915
Mizuho Financial Group, Inc.	239,143	5,847,795
MonotaRO Co. Ltd. (x)	25,500	431,913
MS&AD Insurance Group Holdings, Inc.	128,040	2,790,724
Murata Manufacturing Co. Ltd.	169,700	2,716,684
NEC Corp.	25,200	2,167,867
Nexon Co. Ltd. (x)	26,900	401,990
Nidec Corp.	80,100	1,439,158
Nintendo Co. Ltd.	103,100	6,011,458
Nippon Building Fund, Inc. (REIT) (x)	707	549,818
Nippon Paint Holdings Co. Ltd. (x)	93,800	605,639
Nippon Sanso Holdings Corp.	18,000	500,451
Nippon Steel Corp.	86,308	1,734,264
Nippon Telegraph & Telephone Corp.	3,019,300	3,021,924
Nippon Yusen KK	44,000	1,463,918
Nissan Motor Co. Ltd.	197,600	592,800
Nissin Foods Holdings Co. Ltd.	20,400	492,740
Nitori Holdings Co. Ltd.	8,000	948,978
Nitto Denko Corp.	69,200	1,159,170
Nomura Holdings, Inc.	308,600	1,797,561
Nomura Research Institute Ltd.	37,598	1,113,264
NTT Data Group Corp.	64,900	1,234,085
Obayashi Corp.	63,000	833,180
Obic Co. Ltd.	32,200	960,277
Olympus Corp.	116,100	1,731,099
Omron Corp.	19,500	655,541
Ono Pharmaceutical Co. Ltd.	38,800	402,555
Oracle Corp.	3,400	325,654
Oriental Land Co. Ltd.	111,200	2,403,156
ORIX Corp.	115,400	2,470,107
Osaka Gas Co. Ltd.	34,300	750,225
Otsuka Corp. (x)	25,700	587,417
Otsuka Holdings Co. Ltd. (x)	44,600	2,419,725
Pan Pacific International Holdings Corp.	39,700	1,078,687
Panasonic Holdings Corp.	227,500	2,367,162
Rakuten Group, Inc. (x)*	146,900	792,413
Recruit Holdings Co. Ltd.	140,000	9,757,029
Renesas Electronics Corp.*	163,800	2,086,821
Resona Holdings, Inc.	211,405	1,535,988
Ricoh Co. Ltd.	58,500	666,484
SBI Holdings, Inc.	24,520	613,342
SCREEN Holdings Co. Ltd.	8,500	503,609
SCSK Corp.	13,600	285,452
Secom Co. Ltd.	42,400	1,433,608
Seiko Epson Corp.	30,100	543,662
Sekisui Chemical Co. Ltd.	34,200	590,019
Sekisui House Ltd.	58,100	1,384,431
Seven & i Holdings Co. Ltd.	215,600	3,376,160
SG Holdings Co. Ltd.	25,300	241,333
Shimadzu Corp.	22,800	641,355
Shimano, Inc.	6,900	931,484
Shin-Etsu Chemical Co. Ltd.	177,600	5,882,892
Shionogi & Co. Ltd.	75,000	1,051,454
Shiseido Co. Ltd.	40,100	705,478
Shizuoka Financial Group, Inc.	42,300	342,564
SMC Corp.	5,800	2,261,570

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SoftBank Corp.	2,821,700	$3,549,922
SoftBank Group Corp.	95,000	5,482,041
Sompo Holdings, Inc.	91,175	2,391,769
Sony Group Corp.	620,700	13,129,244
Subaru Corp.	60,200	1,062,540
Sumitomo Corp.	105,100	2,262,474
Sumitomo Electric Industries Ltd.	74,700	1,334,638
Sumitomo Metal Mining Co. Ltd.	27,699	626,935
Sumitomo Mitsui Financial Group, Inc.	370,991	8,944,684
Sumitomo Mitsui Trust Group, Inc.	62,236	1,458,904
Sumitomo Realty & Development Co. Ltd.	29,900	927,343
Suntory Beverage & Food Ltd. (x)	13,200	419,141
Suzuki Motor Corp.	154,800	1,760,554
Sysmex Corp.	50,400	925,636
T&D Holdings, Inc.	45,500	831,013
Taisei Corp.	15,300	642,307
Takeda Pharmaceutical Co. Ltd.	158,563	4,178,491
TDK Corp.	194,500	2,508,840
Terumo Corp.	130,900	2,521,569
TIS, Inc.	20,700	488,053
Toho Co. Ltd.	11,200	436,054
Tokio Marine Holdings, Inc.	185,500	6,653,439
Tokyo Electric Power Co. Holdings, Inc.*	137,900	411,615
Tokyo Electron Ltd.	44,900	6,890,429
Tokyo Gas Co. Ltd.	33,900	941,279
Tokyu Corp.	54,600	583,054
TOPPAN Holdings, Inc.	23,700	627,879
Toray Industries, Inc.	133,900	845,305
TOTO Ltd.	13,900	333,692
Toyota Industries Corp.	16,200	1,305,360
Toyota Motor Corp.	1,022,050	20,173,645
Toyota Tsusho Corp.	61,400	1,085,358
Trend Micro, Inc. (x)*	12,500	674,567
Unicharm Corp.	113,400	935,512
West Japan Railway Co.	40,500	715,726
Yakult Honsha Co. Ltd. (x)	29,300	554,663
Yamaha Motor Co. Ltd. (x)	92,500	814,707
Yaskawa Electric Corp. (x)	20,700	527,839
Yokogawa Electric Corp.	22,600	481,210
Zensho Holdings Co. Ltd.	10,200	578,076
ZOZO, Inc.	14,300	442,028

		367,926,166

Jordan (0.0%)†
Hikma Pharmaceuticals plc	17,586	438,777

Luxembourg (0.1%)
ArcelorMittal SA	47,683	1,107,872
CVC Capital Partners plc*§	15,324	337,468
Eurofins Scientific SE	12,032	614,568

		2,059,908

Macau (0.1%)
Galaxy Entertainment Group Ltd.	211,000	896,525
Sands China Ltd.*	225,600	607,088

		1,503,613

Netherlands (3.8%)
ABN AMRO Bank NV (CVA) (m)	43,692	673,897
Adyen NV (m)*	2,115	3,148,212
Aegon Ltd.	136,656	809,695
Akzo Nobel NV	15,944	957,244
Argenx SE*	5,862	3,643,292
ASM International NV	4,774	2,763,349
ASML Holding NV	39,656	27,879,413
ASR Nederland NV	15,496	734,839
BE Semiconductor Industries NV	7,772	1,065,098
Euronext NV (m)	8,166	916,083
EXOR NV	10,091	925,592
Heineken Holding NV	12,555	752,345
Heineken NV	29,083	2,069,630
IMCD NV	5,703	847,719
ING Groep NV	329,853	5,169,592
JDE Peet’s NV (x)	10,624	181,910
Koninklijke Ahold Delhaize NV	91,050	2,969,952
Koninklijke KPN NV	383,519	1,396,398
Koninklijke Philips NV*	79,761	2,015,939
NN Group NV	26,970	1,175,304
Randstad NV	11,764	496,081
Universal Music Group NV	80,866	2,070,672
Wolters Kluwer NV	23,459	3,897,721

		66,559,977

New Zealand (0.3%)
Auckland International Airport Ltd.	156,826	763,374
Fisher & Paykel Healthcare Corp. Ltd.	58,682	1,260,771
Infratil Ltd.	101,331	714,353
Mercury NZ Ltd.	64,627	211,529
Meridian Energy Ltd.	123,596	408,688
Xero Ltd.*	13,879	1,447,999

		4,806,714

Norway (0.5%)
Aker BP ASA	31,201	609,410
DNB Bank ASA	86,251	1,719,808
Equinor ASA	85,399	1,999,992
Gjensidige Forsikring ASA	18,661	329,322
Kongsberg Gruppen ASA	8,763	985,907
Mowi ASA	45,702	781,428
Norsk Hydro ASA	137,654	759,699
Orkla ASA	67,226	580,533
Salmar ASA	7,336	348,160
Telenor ASA	66,075	736,777

		8,851,036

Poland (0.0%)†
InPost SA*	20,677	353,616

Portugal (0.1%)
EDP SA	312,032	999,068
Galp Energia SGPS SA	47,658	787,396
Jeronimo Martins SGPS SA	26,261	501,886

		2,288,350

Singapore (1.6%)
CapitaLand Ascendas REIT (REIT)	385,966	726,345
CapitaLand Integrated Commercial Trust (REIT)	581,650	822,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
CapitaLand Investment Ltd.	242,800	$465,812
DBS Group Holdings Ltd.	199,210	6,377,521
Genting Singapore Ltd.	600,241	336,239
Grab Holdings Ltd., Class A*	211,509	998,322
Keppel Ltd.	149,100	746,783
Oversea-Chinese Banking Corp. Ltd.	340,306	4,158,977
Sea Ltd. (ADR)*	36,467	3,869,149
Sembcorp Industries Ltd.	71,400	288,601
Singapore Airlines Ltd.	145,200	684,720
Singapore Exchange Ltd.	83,800	781,761
Singapore Technologies Engineering Ltd.	150,800	514,574
Singapore Telecommunications Ltd.	714,900	1,612,340
STMicroelectronics NV	68,733	1,728,309
United Overseas Bank Ltd.	123,175	3,276,789

		27,388,257

South Africa (0.2%)
Anglo American plc	124,742	3,691,729

South Korea (0.0%)†
Delivery Hero SE (m)(x)*	18,045	506,754

Spain (2.4%)
Acciona SA	2,485	279,803
ACS Actividades de Construccion y Servicios SA	18,414	923,951
Aena SME SA (m)	7,661	1,566,497
Amadeus IT Group SA	44,294	3,129,148
Banco Bilbao Vizcaya Argentaria SA	577,883	5,657,968
Banco de Sabadell SA	562,099	1,092,884
Banco Santander SA	1,533,235	7,090,526
CaixaBank SA	382,756	2,075,958
Cellnex Telecom SA (m)	51,015	1,612,267
EDP Renovaveis SA	29,019	301,796
Endesa SA	30,211	649,978
Grifols SA (x)*	36,105	342,129
Iberdrola SA	599,295	8,256,370
Industria de Diseno Textil SA	108,621	5,585,248
Redeia Corp. SA	38,534	658,605
Repsol SA	116,338	1,408,747
Telefonica SA (x)	404,563	1,649,865

		42,281,740

Sweden (2.9%)
AddTech AB, Class B	26,492	721,589
Alfa Laval AB	27,461	1,153,121
Assa Abloy AB, Class B	97,717	2,882,736
Atlas Copco AB, Class A	261,760	3,997,424
Atlas Copco AB, Class B	160,513	2,169,597
Beijer Ref AB, Class B (x)	39,915	588,743
Boliden AB	28,802	808,806
Epiroc AB, Class A	66,638	1,160,421
Epiroc AB, Class B	37,034	577,394
EQT AB	38,750	1,073,210
Essity AB, Class B	59,598	1,593,019
Evolution AB (m)	16,649	1,281,044
Fastighets AB Balder, Class B*	62,734	435,399
Getinge AB, Class B	24,437	400,960
H & M Hennes & Mauritz AB, Class B (x)	58,195	784,570
Hexagon AB, Class B	201,497	1,924,218
Holmen AB, Class B	9,014	330,979
Industrivarden AB, Class A	11,793	372,564
Industrivarden AB, Class C (x)	17,064	538,675
Indutrade AB	26,407	661,052
Investment AB Latour, Class B	12,639	315,145
Investor AB, Class B	173,551	4,590,782
L E Lundbergforetagen AB, Class B	6,766	306,496
Lifco AB, Class B	24,596	712,871
Nibe Industrier AB, Class B (x)	154,395	603,819
Saab AB, Class B	31,736	670,623
Sagax AB, Class B	23,077	471,966
Sandvik AB	106,552	1,910,276
Securitas AB, Class B	52,381	648,270
Skandinaviska Enskilda Banken AB, Class A	160,230	2,193,961
Skanska AB, Class B	32,292	679,133
SKF AB, Class B	33,123	621,410
Svenska Cellulosa AB SCA, Class B	58,991	748,783
Svenska Handelsbanken AB, Class A	141,314	1,459,109
Swedbank AB, Class A	82,837	1,634,320
Swedish Orphan Biovitrum AB*	19,030	546,165
Tele2 AB, Class B	49,864	492,406
Telefonaktiebolaget LM Ericsson, Class B	269,642	2,177,829
Telia Co. AB	234,555	650,586
Trelleborg AB, Class B	22,258	762,037
Volvo AB, Class A	21,221	518,211
Volvo AB, Class B	156,208	3,791,776

		49,961,495

Switzerland (5.6%)
ABB Ltd. (Registered)	156,790	8,472,201
Adecco Group AG (Registered)	16,850	415,088
Avolta AG	9,041	361,166
Bachem Holding AG	3,890	248,086
Baloise Holding AG (Registered)	4,284	774,526
Banque Cantonale Vaudoise (Registered)	2,868	263,850
Barry Callebaut AG (Registered)	376	498,769
BKW AG	2,066	341,906
Chocoladefabriken Lindt & Spruengli AG	101	1,121,028
Chocoladefabriken Lindt & Spruengli AG (Registered)	10	1,101,845
Cie Financiere Richemont SA (Registered)	53,176	8,111,063
Clariant AG (Registered)	24,093	267,923
DSM-Firmenich AG	18,279	1,850,260
EMS-Chemie Holding AG (Registered) (x)	667	449,360
Galderma Group AG*	8,272	917,238
Geberit AG (Registered)	3,336	1,891,365
Givaudan SA (Registered)	918	4,026,526
Helvetia Holding AG (Registered)	3,636	598,725
Julius Baer Group Ltd.	20,683	1,336,415
Kuehne + Nagel International AG (Registered)	4,575	1,047,315
Logitech International SA (Registered)	14,574	1,205,677
Lonza Group AG (Registered)	7,242	4,274,237
Novartis AG (Registered)	195,226	18,931,695
Partners Group Holding AG	2,275	3,085,194

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Sandoz Group AG	41,845	$1,710,910
Schindler Holding AG	3,825	1,055,091
Schindler Holding AG (Registered)	2,528	689,350
SGS SA (Registered)	15,604	1,562,774
SIG Group AG	29,724	585,545
Sika AG (Registered)	15,287	3,634,411
Sonova Holding AG (Registered)	5,070	1,652,477
Straumann Holding AG (Registered) (x)	11,023	1,388,839
Swatch Group AG (The)	3,226	586,442
Swiss Life Holding AG (Registered)	2,782	2,144,244
Swiss Prime Site AG (Registered)	7,865	856,168
Swisscom AG (Registered)	2,611	1,451,758
Temenos AG (Registered)	5,371	379,606
UBS Group AG (Registered)	329,785	10,073,106
VAT Group AG (m)	2,650	1,002,207
Zurich Insurance Group AG	14,451	8,582,115

		98,946,501

United Arab Emirates (0.0%)
NMC Health plc (r)*	12,466	—

United Kingdom (10.3%)
3i Group plc	97,890	4,367,628
Admiral Group plc	25,155	832,636
Ashtead Group plc	43,229	2,686,978
Associated British Foods plc	34,814	890,414
AstraZeneca plc	153,993	20,180,612
Auto Trader Group plc (m)	86,042	854,188
Aviva plc	260,635	1,529,643
BAE Systems plc	303,834	4,368,547
Barclays plc	1,450,067	4,867,831
Barratt Redrow plc	139,843	770,481
Berkeley Group Holdings plc	10,841	529,302
British American Tobacco plc	197,524	7,121,672
BT Group plc (x)	631,096	1,138,094
Bunzl plc	32,152	1,326,676
Centrica plc	549,271	918,677
CK Hutchison Holdings Ltd.	272,652	1,456,877
Coca-Cola Europacific Partners plc	20,811	1,598,493
Compass Group plc	169,850	5,660,349
Croda International plc	13,298	563,527
DCC plc	10,568	680,026
Diageo plc	222,914	7,081,301
Entain plc	58,288	501,455
Halma plc	37,645	1,267,266
Hargreaves Lansdown plc	32,162	442,094
HSBC Holdings plc	1,812,121	17,815,271
Imperial Brands plc	81,421	2,602,297
Informa plc	137,646	1,375,795
InterContinental Hotels Group plc	15,669	1,952,579
Intertek Group plc	16,223	960,237
J Sainsbury plc	156,102	534,680
JD Sports Fashion plc	289,119	347,108
Kingfisher plc	174,695	543,909
Land Securities Group plc (REIT)	65,818	481,202
Legal & General Group plc	602,746	1,734,020
Lloyds Banking Group plc	6,108,741	4,189,318
London Stock Exchange Group plc	47,944	6,773,380
M&G plc	223,370	553,262
Marks & Spencer Group plc	203,806	958,068
Melrose Industries plc	120,390	834,666
National Grid plc	480,773	5,717,857
NatWest Group plc	676,481	3,405,331
Next plc	12,227	1,453,857
Pearson plc	55,917	897,432
Persimmon plc	30,386	455,722
Phoenix Group Holdings plc	75,978	485,096
Reckitt Benckiser Group plc	68,318	4,133,535
RELX plc	184,852	8,398,095
Rentokil Initial plc	254,863	1,278,804
Rolls-Royce Holdings plc*	855,631	6,090,641
Sage Group plc (The)	102,004	1,625,606
Schroders plc	78,548	318,210
Segro plc (REIT)	131,611	1,155,324
Severn Trent plc	27,358	858,977
Smith & Nephew plc	86,921	1,078,806
Smiths Group plc	33,861	728,694
Spirax Group plc	7,107	609,907
SSE plc	110,223	2,213,330
Standard Chartered plc	209,177	2,588,834
Taylor Wimpey plc	371,148	567,326
Tesco plc	694,462	3,201,989
Unilever plc	246,526	14,036,306
United Utilities Group plc	70,431	927,135
Vodafone Group plc	2,154,811	1,842,466
Whitbread plc	18,509	682,630
Wise plc, Class A*	69,885	932,633
WPP plc	105,506	1,092,854

		180,067,956

United States (8.4%)
Alcon AG	48,952	4,147,221
BP plc	1,605,996	7,901,447
CSL Ltd.	47,769	8,325,370
CyberArk Software Ltd.*	4,364	1,453,867
Experian plc	91,377	3,940,903
Ferrovial SE	48,283	2,030,566
GSK plc	414,372	6,985,000
Haleon plc	770,626	3,640,954
Holcim AG	51,444	4,941,829
James Hardie Industries plc (CHDI)*	42,303	1,311,005
Monday.com Ltd.*	3,794	893,259
Nestle SA (Registered)	259,582	21,307,424
QIAGEN NV*	22,425	1,000,038
Roche Holding AG (BMV Mexico Stock Exchange)	69,581	19,529,471
Roche Holding AG (OTC US Exchange)	3,322	990,243
Sanofi SA	114,280	11,096,654
Schneider Electric SE	54,431	13,582,508
Shell plc	616,200	19,100,379
Spotify Technology SA*	15,192	6,796,597
Stellantis NV	195,806	2,553,756
Swiss Re AG	29,967	4,331,275
Tenaris SA	39,285	735,600

		146,595,366

Total Common Stocks (91.0%) (Cost $1,128,621,100)		1,595,830,755

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	1,000,000	$1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	6,180,048	6,180,048
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		10,180,048

Total Short-Term Investments (0.6%) (Cost $10,180,048)		10,180,048

Total Investments in Securities (91.6%) (Cost $1,138,801,148)		1,606,010,803
Other Assets Less Liabilities (8.4%)		148,197,113

Net Assets (100%)		$1,754,207,916

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $999,921 or 0.1% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $17,914,672 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $32,056,357. This was collateralized by $23,844,904 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 1/28/25 - 8/15/54 and by cash of $10,180,048 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Denmark Krone
EUR	—	European Currency Unit
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israel New Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,209	3/2025	EUR	61,126,845	(1,293,011)
FTSE 100 Index	377	3/2025	GBP	38,609,203	(776,028)
SPI 200 Index	120	3/2025	AUD	15,129,614	(241,990)
TOPIX Index	214	3/2025	JPY	37,898,313	746,769

					(1,564,260)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,246,816	JPY	194,099,452	Deutsche Bank AG	3/21/2025	2,078

Total unrealized appreciation						2,078

AUD	4,495,823	USD	2,869,284	HSBC Bank plc	3/21/2025	(86,273)
EUR	5,780,356	USD	6,080,495	HSBC Bank plc	3/21/2025	(72,506)
GBP	4,596,830	USD	5,830,546	HSBC Bank plc	3/21/2025	(79,129)
JPY	385,161,624	USD	2,558,165	HSBC Bank plc	3/21/2025	(88,165)

Total unrealized depreciation						(326,073)

Net unrealized depreciation						(323,995)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 11,181,606, CHF 54,092, DKK 272,742, EUR 55,494,305, GBP 30,678,445, HKD 45,140, ILS 42,007, JPY 36,028,097, NOK 1,942, NZD 1,957, SEK 1,978 and SGD 1,978.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$118,008,626	$—	$118,008,626
Austria	—	3,696,047	—	3,696,047
Belgium	—	12,337,595	—	12,337,595
Brazil	—	368,080	—	368,080
Burkina Faso	—	292,533	—	292,533
Chile	—	813,068	—	813,068
China	—	8,291,409	—	8,291,409
Denmark	—	45,902,871	—	45,902,871
Finland	—	15,781,102	—	15,781,102
France	—	148,776,337	—	148,776,337
Germany	—	146,453,445	—	146,453,445
Hong Kong	1,049,432	28,115,423	—	29,164,855
Ireland	1,861,461	4,505,525	—	6,366,986
Israel	5,775,710	7,267,591	—	13,043,301
Italy	—	42,306,545	—	42,306,545
Japan	—	367,926,166	—	367,926,166
Jordan	—	438,777	—	438,777
Luxembourg	—	2,059,908	—	2,059,908
Macau	—	1,503,613	—	1,503,613
Netherlands	—	66,559,977	—	66,559,977
New Zealand	—	4,806,714	—	4,806,714
Norway	—	8,851,036	—	8,851,036
Poland	—	353,616	—	353,616
Portugal	—	2,288,350	—	2,288,350
Singapore	4,867,471	22,520,786	—	27,388,257
South Africa	—	3,691,729	—	3,691,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
South Korea	$—	$506,754	$—		$506,754
Spain	—	42,281,740	—		42,281,740
Sweden	—	49,961,495	—		49,961,495
Switzerland	—	98,946,501	—		98,946,501
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,598,493	178,469,463	—		180,067,956
United States	9,143,723	137,451,643	—		146,595,366
Forward Currency Contracts	—	2,078	—		2,078
Futures	746,769	—	—		746,769
Short-Term Investments
Investment Companies	10,180,048	—	—		10,180,048

Total Assets	$35,223,107	$1,571,536,543	$—		$1,606,759,650

Liabilities:
Forward Currency Contracts	$—	$(326,073)	$—		$(326,073)
Futures	(2,311,029)	—	—		(2,311,029)

Total Liabilities	$(2,311,029)	$(326,073)	$—		$(2,637,102)

Total	$32,912,078	$1,571,210,470	$—		$1,604,122,548

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$2,078
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	746,769	*

Total		$748,847

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(326,073)
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	(2,311,029	)*

Total		$(2,637,102)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,065,949)	$(1,065,949)
Equity contracts	18,031,475	—	18,031,475

Total	$18,031,475	$(1,065,949)	$16,965,526

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(581,426)	$(581,426)
Equity contracts	(3,210,698)	—	(3,210,698)

Total	$(3,210,698)	$(581,426)	$(3,792,124)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$180,687,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$67,770,000
Average settlement value sold — in USD	48,446,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	$2,078	$—	$—	$2,078

Total	$2,078	$—	$—	$2,078

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$326,073	$—	$—	$326,073

Total	$326,073	$—	$—	$326,073

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$38,450,805
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$203,534,456

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 25%)*	Net Proceeds of Sales and Redemptions (affiliated 14%)*	Net Realized Gain (Loss)
$9,684,166	$29,455,980	$(2,414,786)

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$595,990,495
Aggregate gross unrealized depreciation	(165,215,806)

Net unrealized appreciation	$430,774,689

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,173,347,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $1,138,801,148)	$1,606,010,803
Cash	7,826,108
Foreign cash (Cost $140,140,305)	133,804,289
Cash held as collateral at broker for futures	9,469,870
Dividends, interest and other receivables	9,441,547
Due from broker for futures variation margin	255,286
Receivable for Portfolio shares sold	57,140
Securities lending income receivable	10,070
Unrealized appreciation on forward foreign currency contracts	2,078
Receivable for securities sold	1,452
Other assets	74,101

Total assets	1,766,952,744

LIABILITIES
Payable for return of collateral on securities loaned	10,180,048
Payable for Portfolio shares repurchased	1,238,747
Investment management fees payable	685,072
Unrealized depreciation on forward foreign currency contracts	326,073
Administrative fees payable	190,035
Distribution fees payable – Class IB	17,807
Payable for securities purchased	1,326
Accrued expenses	105,720

Total liabilities	12,744,828

Commitments and contingent liabilities^
NET ASSETS	$1,754,207,916

Net assets were comprised of:
Paid in capital	$1,361,167,400
Total distributable earnings (loss)	393,040,516

Net assets	$1,754,207,916

Class IB
Net asset value, offering and redemption price per share, $83,051,489 / 6,018,011 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.80

Class K
Net asset value, offering and redemption price per share, $1,671,156,427 / 120,176,624 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.91

(x)	Includes value of securities on loan of $32,056,357.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $4,507,222 foreign withholding tax)	$50,960,757
Interest	1,945,708
Securities lending (net)	171,745

Total income	53,078,210

EXPENSES
Investment management fees	8,567,882
Administrative fees	2,393,665
Custodian fees	296,100
Distribution fees – Class IB	219,043
Professional fees	174,883
Printing and mailing expenses	159,451
Trustees’ fees	64,164
Miscellaneous	130,355

Total expenses	12,005,543

NET INVESTMENT INCOME (LOSS)	41,072,667

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	21,224,683
Futures contracts	18,031,475
Forward foreign currency contracts	(1,065,949)
Foreign currency transactions	(239,666)

Net realized gain (loss)	37,950,543

Change in unrealized appreciation (depreciation) on:
Investments in securities	(4,534,098)
Futures contracts	(3,210,698)
Forward foreign currency contracts	(581,426)
Foreign currency translations	(10,998,336)

Net change in unrealized appreciation (depreciation)	(19,324,558)

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,625,985

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,698,652

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$41,072,667	$43,516,526
Net realized gain (loss)	37,950,543	26,320,127
Net change in unrealized appreciation (depreciation)	(19,324,558)	241,560,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	59,698,652	311,397,000

Distributions to shareholders:
Class IB	(3,530,431)	(1,909,708)
Class K	(75,942,326)	(44,016,029)

Total distributions to shareholders	(79,472,757)	(45,925,737)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 423,180 and 432,728 shares, respectively ]	6,172,374	5,780,983
Capital shares issued in reinvestment of dividends [ 246,350 and 140,849 shares, respectively ]	3,530,431	1,909,708
Capital shares repurchased [ (958,083) and (1,302,630) shares, respectively ]	(14,106,296)	(17,211,866)

Total Class IB transactions	(4,403,491)	(9,521,175)

Class K
Capital shares sold [ 1,944,935 and 5,498,657 shares, respectively ]	29,270,534	73,605,000
Capital shares issued in reinvestment of dividends [ 5,260,840 and 3,216,918 shares, respectively ]	75,942,326	44,016,029
Capital shares repurchased [ (19,099,890) and (30,232,104) shares, respectively ]	(280,278,036)	(403,544,531)

Total Class K transactions	(175,065,176)	(285,923,502)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(179,468,667)	(295,444,677)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(199,242,772)	(29,973,414)
NET ASSETS:
Beginning of year	1,953,450,688	1,983,424,102

End of year	$1,754,207,916	$1,953,450,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022		2021		2020
Net asset value, beginning of year	$14.02	$12.27	$14.70		$14.30		$13.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.26	0.25		0.27	(cc)	0.17	(aa)
Net realized and unrealized gain (loss)	0.12	1.80	(2.45)		1.22		0.72

Total from investment operations	0.40	2.06	(2.20)		1.49		0.89

Less distributions:
Dividends from net investment income	(0.39)	(0.31)	(0.14)		(0.48)		(0.21)
Distributions from net realized gains	(0.23)	—	(0.09)		(0.61)		(0.06)

Total dividends and distributions	(0.62)	(0.31)	(0.23)		(1.09)		(0.27)

Net asset value, end of year	$13.80	$14.02	$12.27		$14.70		$14.30

Total return	2.66%	16.86%	(14.94)%		10.59%		6.63%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$83,051	$88,412	$86,300		$108,731		$111,399
Ratio of expenses to average net assets (f)	0.87%	0.87%	0.91	%(g)	0.91	%(g)	0.89	%(g)
Ratio of net investment income (loss) to average net assets (f)	1.92%	1.98%	1.96%		1.74	%(dd)	1.33	%(bb)
Portfolio turnover rate^	2%	2%	8%		3%		18%

	Year Ended December 31,
Class K	2024	2023	2022		2021		2020
Net asset value, beginning of year	$14.12	$12.35	$14.80		$14.38		$13.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.32	0.30	0.28		0.31	(cc)	0.20	(aa)
Net realized and unrealized gain (loss)	0.12	1.81	(2.47)		1.23		0.73

Total from investment operations	0.44	2.11	(2.19)		1.54		0.93

Less distributions:
Dividends from net investment income	(0.42)	(0.34)	(0.17)		(0.51)		(0.24)
Distributions from net realized gains	(0.23)	—	(0.09)		(0.61)		(0.06)

Total dividends and distributions	(0.65)	(0.34)	(0.26)		(1.12)		(0.30)

Net asset value, end of year	$13.91	$14.12	$12.35		$14.80		$14.38

Total return	2.97%	17.19%	(14.77)%		10.92%		6.90%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,671,156	$1,865,039	$1,897,124		$2,287,419		$2,327,622
Ratio of expenses to average net assets (f)	0.62%	0.62%	0.66	%(g)	0.66	%(g)	0.64	%(g)
Ratio of net investment income (loss) to average net assets (f)	2.17%	2.25%	2.20%		1.98	%(dd)	1.59	%(bb)
Portfolio turnover rate^	2%	2%	8%		3%		18%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Interest Expense of 0.08%, 0.06% and 0.03% for the years ended December 31, 2022, 2021 and 2020, respectively for each class.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15 and $0.18 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.22 and $0.25 for Class IB and Class K respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.33% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.1%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	48,204	$1,097,605
BT Group plc	59,795	107,832
Cellnex Telecom SA (m)	4,896	154,732
Deutsche Telekom AG (Registered)	32,274	965,867
Elisa OYJ	1,314	56,907
HKT Trust & HKT Ltd.	34,818	43,037
Infrastrutture Wireless Italiane SpA (m)	3,106	31,576
Koninklijke KPN NV	35,936	130,843
Nippon Telegraph & Telephone Corp.	276,166	276,406
Orange SA	17,207	171,608
Singapore Telecommunications Ltd.	68,709	154,962
Swisscom AG (Registered)	239	132,888
Telecom Italia SpA (x)*	92,079	23,517
Telefonica SA (x)	36,677	149,574
Telenor ASA	5,690	63,447
Telia Co. AB	21,801	60,470
Telstra Group Ltd.	37,370	92,752
Verizon Communications, Inc.	28,281	1,130,957

		4,844,980

Entertainment (0.9%)
Bollore SE	6,589	40,542
Capcom Co. Ltd.	3,168	69,141
CTS Eventim AG & Co. KGaA	577	48,796
Electronic Arts, Inc.	1,603	234,519
Konami Group Corp.	915	85,146
Live Nation Entertainment, Inc.*	1,053	136,364
Netflix, Inc.*	2,872	2,559,871
Nexon Co. Ltd.	3,062	45,758
Nintendo Co. Ltd.	9,563	557,590
Sea Ltd. (ADR)*	3,421	362,968
Spotify Technology SA*	1,416	633,490
Take-Two Interactive Software, Inc.*	1,097	201,936
Toho Co. Ltd.	1,080	42,048
Universal Music Group NV	7,607	194,786
Walt Disney Co. (The)	12,166	1,354,684
Warner Bros Discovery, Inc.*	14,998	158,529

		6,726,168

Interactive Media & Services (3.0%)
Alphabet, Inc., Class A	39,254	7,430,782
Alphabet, Inc., Class C	31,973	6,088,938
Auto Trader Group plc (m)	8,269	82,091
CAR Group Ltd.	3,488	77,785
LY Corp.	26,462	70,094
Match Group, Inc.*	1,687	55,182
Meta Platforms, Inc., Class A	14,645	8,574,794
REA Group Ltd.	488	70,471
Scout24 SE (m)	693	61,087
SEEK Ltd.	3,297	46,058

		22,557,282

Media (0.3%)
Charter Communications, Inc., Class A*	650	222,800
Comcast Corp., Class A	25,643	962,382
Dentsu Group, Inc.	1,793	43,113
Fox Corp., Class A	1,486	72,190
Fox Corp., Class B	886	40,525
Informa plc	12,292	122,861
Interpublic Group of Cos., Inc. (The)	2,503	70,134
News Corp., Class A	2,546	70,117
News Corp., Class B (x)	752	22,883
Omnicom Group, Inc.	1,321	113,659
Paramount Global, Class B (x)	3,997	41,809
Publicis Groupe SA	2,115	225,655
WPP plc	9,967	103,240

		2,111,368

Wireless Telecommunication Services (0.3%)
KDDI Corp.	14,133	450,695
SoftBank Corp.	264,420	332,661
SoftBank Group Corp.	8,873	512,023
Tele2 AB, Class B	5,051	49,878
T-Mobile US, Inc.	3,274	722,670
Vodafone Group plc	205,306	175,546

		2,243,473

Total Communication Services		38,483,271

Consumer Discretionary (7.2%)
Automobile Components (0.1%)
Aisin Corp.	4,837	54,083
Aptiv plc*	1,783	107,836
BorgWarner, Inc.	1,469	46,699
Bridgestone Corp.	5,301	178,373
Cie Generale des Etablissements Michelin SCA	6,174	203,372
Continental AG	1,016	68,216
Denso Corp.	17,524	243,461
Sumitomo Electric Industries Ltd.	6,621	118,295

		1,020,335

Automobiles (1.7%)
Bayerische Motoren Werke AG	2,679	219,020
Bayerische Motoren Werke AG (Preference) (q)	517	38,772
Dr Ing hc F Porsche AG (Preference) (q)§	1,052	63,661
Ferrari NV	1,165	497,694
Ford Motor Co.	26,224	259,618
General Motors Co.	7,387	393,506
Honda Motor Co. Ltd.	41,477	387,692
Isuzu Motors Ltd.	5,201	70,562
Mercedes-Benz Group AG	6,921	385,696
Nissan Motor Co. Ltd. (x)	20,613	61,839
Porsche Automobil Holding SE (Preference) (q)	1,415	53,280
Renault SA	1,776	86,556
Stellantis NV	18,159	236,835
Subaru Corp.	5,393	95,187
Suzuki Motor Corp.	14,515	165,080
Tesla, Inc.*	18,762	7,576,846
Toyota Motor Corp.	94,890	1,872,978
Volkswagen AG (Preference) (q)	1,905	175,692
Yamaha Motor Co. Ltd.	8,506	74,918

		12,715,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Broadline Retail (2.0%)
Amazon.com, Inc.*	62,870	$13,793,049
eBay, Inc.	3,218	199,355
Global-e Online Ltd.*	926	50,495
Next plc	1,101	130,915
Pan Pacific International Holdings Corp.	3,500	95,098
Prosus NV	12,644	502,281
Rakuten Group, Inc.*	13,889	74,921
Wesfarmers Ltd.	10,489	464,385

		15,310,499

Distributors (0.1%)
D’ieteren Group	199	33,126
Genuine Parts Co.	934	109,054
LKQ Corp.	1,746	64,165
Pool Corp.	256	87,281

		293,626

Diversified Consumer Services (0.0%)†
Pearson plc	5,540	88,913

Hotels, Restaurants & Leisure (1.2%)
Accor SA	1,801	87,756
Airbnb, Inc., Class A*	2,908	382,140
Amadeus IT Group SA	4,163	294,095
Aristocrat Leisure Ltd.	5,235	221,500
Booking Holdings, Inc.	222	1,102,989
Caesars Entertainment, Inc.*	1,427	47,690
Carnival Corp.*	6,978	173,892
Chipotle Mexican Grill, Inc.*	9,154	551,986
Compass Group plc	15,684	522,678
Darden Restaurants, Inc.	789	147,298
Delivery Hero SE (m)(x)*	1,725	48,443
Domino’s Pizza, Inc.	232	97,384
Entain plc	5,612	48,280
Evolution AB (m)	1,566	120,495
Expedia Group, Inc.*	825	153,722
Galaxy Entertainment Group Ltd.	20,292	86,219
Genting Singapore Ltd.	55,791	31,253
Hilton Worldwide Holdings, Inc.	1,638	404,848
InterContinental Hotels Group plc	1,471	183,307
La Francaise des Jeux SACA (m)	942	36,318
Las Vegas Sands Corp.	2,338	120,080
Lottery Corp. Ltd. (The)	20,567	62,886
Marriott International, Inc., Class A	1,550	432,357
McDonald’s Corp.	4,814	1,395,531
McDonald’s Holdings Co. Japan Ltd.	848	33,289
MGM Resorts International*	1,520	52,668
Norwegian Cruise Line Holdings Ltd.*	2,954	76,007
Oriental Land Co. Ltd.	10,038	216,932
Royal Caribbean Cruises Ltd.	1,662	383,407
Sands China Ltd.*	22,349	60,141
Sodexo SA	818	67,405
Starbucks Corp.	7,615	694,869
Whitbread plc	1,658	61,149
Wynn Resorts Ltd.	622	53,592
Yum! Brands, Inc.	1,875	251,550
Zensho Holdings Co. Ltd.	881	49,930

		8,754,086

Household Durables (0.4%)
Barratt Redrow plc	12,737	70,176
Berkeley Group Holdings plc	944	46,090
DR Horton, Inc.	1,959	273,907
Garmin Ltd.	1,032	212,860
Lennar Corp., Class A	1,604	218,738
Mohawk Industries, Inc.*	352	41,934
NVR, Inc.*	21	171,757
Panasonic Holdings Corp.	21,536	224,084
Persimmon plc	2,956	44,333
PulteGroup, Inc.	1,378	150,064
SEB SA	230	20,847
Sekisui House Ltd.	5,534	131,866
Sony Group Corp.	57,765	1,221,864
Taylor Wimpey plc	32,709	49,998

		2,878,518

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	5,459	130,015
Hasbro, Inc.	881	49,257
Shimano, Inc.	696	93,958

		273,230

Specialty Retail (1.0%)
AutoZone, Inc.*	114	365,028
Avolta AG	846	33,796
Best Buy Co., Inc.	1,313	112,655
CarMax, Inc.*	1,041	85,112
Fast Retailing Co. Ltd.	1,795	607,041
H & M Hennes & Mauritz AB, Class B (x)	5,234	70,564
Home Depot, Inc. (The)	6,673	2,595,730
Industria de Diseno Textil SA	10,082	518,412
JD Sports Fashion plc	23,949	28,753
Kingfisher plc	16,862	52,500
Lowe’s Cos., Inc.	3,811	940,555
Nitori Holdings Co. Ltd.	730	86,594
O’Reilly Automotive, Inc.*	388	460,091
Ross Stores, Inc.	2,229	337,181
TJX Cos., Inc. (The)	7,577	915,377
Tractor Supply Co.	3,589	190,432
Ulta Beauty, Inc.*	317	137,873
Zalando SE (m)*	2,073	69,544
ZOZO, Inc. (x)	1,278	39,504

		7,646,742

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	1,497	367,674
Asics Corp.	6,352	123,847
Cie Financiere Richemont SA (Registered)	4,969	757,933
Deckers Outdoor Corp.*	1,021	207,355
Hermes International SCA	293	704,736
Kering SA	688	169,792
Lululemon Athletica, Inc.*	759	290,249
LVMH Moet Hennessy Louis Vuitton SE	2,544	1,674,671
Moncler SpA	2,159	114,019
NIKE, Inc., Class B	7,998	605,209
Pandora A/S	758	138,781
Puma SE	976	44,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Ralph Lauren Corp.	270	$62,365
Swatch Group AG (The)	267	48,537
Tapestry, Inc.	1,566	102,307

		5,412,237

Total Consumer Discretionary		54,393,618

Consumer Staples (4.1%)
Beverages (0.8%)
Anheuser-Busch InBev SA/NV	8,306	415,132
Asahi Group Holdings Ltd.	13,361	140,087
Brown-Forman Corp., Class B (x)	1,224	46,488
Carlsberg A/S, Class B	883	84,651
Coca-Cola Co. (The)	26,046	1,621,624
Coca-Cola Europacific Partners plc	1,914	147,014
Coca-Cola HBC AG	2,007	68,643
Constellation Brands, Inc., Class A	1,049	231,829
Davide Campari-Milano NV (x)	5,689	35,467
Diageo plc	20,568	653,383
Heineken Holding NV	1,198	71,789
Heineken NV	2,661	189,364
Keurig Dr Pepper, Inc.	7,564	242,956
Kirin Holdings Co. Ltd.	7,182	93,234
Molson Coors Beverage Co., Class B	1,173	67,236
Monster Beverage Corp.*	4,704	247,242
PepsiCo, Inc.	9,217	1,401,537
Pernod Ricard SA	1,873	211,476
Suntory Beverage & Food Ltd.	1,235	39,215
Treasury Wine Estates Ltd.	7,498	52,581

		6,060,948

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd. (x)	6,056	141,679
Carrefour SA	5,012	71,282
Coles Group Ltd.	12,385	144,805
Costco Wholesale Corp.	2,977	2,727,736
Dollar General Corp.	1,477	111,986
Dollar Tree, Inc.*	1,358	101,768
Endeavour Group Ltd.	14,067	36,568
J Sainsbury plc	16,336	55,954
Jeronimo Martins SGPS SA	2,617	50,015
Kesko OYJ, Class B	2,524	47,535
Kobe Bussan Co. Ltd.	1,386	30,460
Koninklijke Ahold Delhaize NV	8,589	280,164
Kroger Co. (The)	4,472	273,463
Marks & Spencer Group plc	18,953	89,096
MatsukiyoCocokara & Co.	3,084	44,897
Seven & i Holdings Co. Ltd.	20,486	320,798
Sysco Corp.	3,300	252,318
Target Corp.	3,095	418,382
Tesco plc	63,323	291,966
Walgreens Boots Alliance, Inc. (x)	4,821	44,980
Walmart, Inc.	29,162	2,634,787
Woolworths Group Ltd.	11,289	213,044

		8,383,683

Food Products (0.8%)
Ajinomoto Co., Inc.	4,275	174,078
Archer-Daniels-Midland Co.	3,212	162,270
Associated British Foods plc	3,085	78,903
Barry Callebaut AG (Registered)	33	43,775
Bunge Global SA	938	72,939
Campbell’s Co. (The)	1,320	55,282
Chocoladefabriken Lindt & Spruengli AG	9	99,894
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	110,184
Conagra Brands, Inc.	3,206	88,966
Danone SA	5,967	402,501
General Mills, Inc.	3,730	237,862
Hershey Co. (The)	993	168,165
Hormel Foods Corp.	1,953	61,266
J M Smucker Co. (The)	715	78,736
JDE Peet’s NV (x)	1,126	19,280
Kellanova	1,806	146,232
Kerry Group plc, Class A	1,415	136,679
Kikkoman Corp. (x)	6,305	69,840
Kraft Heinz Co. (The)	5,930	182,110
Lamb Weston Holdings, Inc.	958	64,023
Lotus Bakeries NV	4	44,666
McCormick & Co., Inc. (Non-Voting)	1,694	129,151
Meiji Holdings Co. Ltd.	2,173	44,181
Mondelez International, Inc., Class A	8,983	536,555
Mowi ASA	4,300	73,523
Nestle SA (Registered)	24,227	1,988,639
Nissin Foods Holdings Co. Ltd.	1,876	45,313
Orkla ASA	6,478	55,941
Salmar ASA	610	28,950
Tyson Foods, Inc., Class A	1,920	110,285
WH Group Ltd. (m)	77,058	59,629
Wilmar International Ltd.	18,116	41,123
Yakult Honsha Co. Ltd. (x)	2,356	44,600

		5,655,541

Household Products (0.6%)
Church & Dwight Co., Inc.	1,646	172,353
Clorox Co. (The)	832	135,125
Colgate-Palmolive Co.	5,489	499,005
Essity AB, Class B	5,635	150,620
Henkel AG & Co. KGaA	960	73,985
Henkel AG & Co. KGaA (Preference) (q)	1,564	137,293
Kimberly-Clark Corp.	2,240	293,530
Procter & Gamble Co. (The)	15,821	2,652,391
Reckitt Benckiser Group plc	6,389	386,562
Unicharm Corp.	10,428	86,027

		4,586,891

Personal Care Products (0.4%)
Beiersdorf AG	917	117,772
Estee Lauder Cos., Inc. (The), Class A	1,568	117,569
Haleon plc	71,121	336,023
Kao Corp.	4,344	175,651
Kenvue, Inc.	12,880	274,988
L’Oreal SA	2,220	786,114
Shiseido Co. Ltd.	3,743	65,850
Unilever plc	22,954	1,306,918

		3,180,885

Tobacco (0.4%)
Altria Group, Inc.	11,386	595,374
British American Tobacco plc	18,416	663,984
Imperial Brands plc	7,414	236,959
Japan Tobacco, Inc.	11,130	286,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Philip Morris International, Inc.	10,445	$1,257,056

		3,039,857

Total Consumer Staples		30,907,805

Energy (2.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,648	272,701
Halliburton Co.	5,902	160,475
Schlumberger NV	9,487	363,732
Tenaris SA	3,761	70,424

		867,332

Oil, Gas & Consumable Fuels (2.0%)
Aker BP ASA	2,920	57,033
APA Corp.	2,485	57,379
BP plc	149,501	735,540
Chevron Corp.	11,228	1,626,263
ConocoPhillips	8,690	861,787
Coterra Energy, Inc.	4,949	126,397
Devon Energy Corp.	4,413	144,437
Diamondback Energy, Inc.	1,255	205,607
ENEOS Holdings, Inc.	25,242	131,307
Eni SpA	21,248	288,216
EOG Resources, Inc.	3,779	463,230
EQT Corp.	4,009	184,855
Equinor ASA	7,742	181,313
Exxon Mobil Corp.	29,526	3,176,112
Galp Energia SGPS SA	4,295	70,961
Hess Corp.	1,857	247,000
Idemitsu Kosan Co. Ltd.	8,337	54,446
Inpex Corp.	8,101	101,373
Kinder Morgan, Inc.	12,985	355,789
Marathon Petroleum Corp.	2,159	301,180
Neste OYJ	3,909	49,107
Occidental Petroleum Corp.	4,539	224,272
OMV AG	1,361	52,654
ONEOK, Inc.	3,925	394,070
Phillips 66	2,775	316,156
Repsol SA	10,880	131,747
Santos Ltd.	30,011	124,083
Shell plc	57,368	1,778,238
Targa Resources Corp.	1,465	261,502
Texas Pacific Land Corp. (x)	127	140,457
TotalEnergies SE	19,953	1,103,068
Valero Energy Corp.	2,127	260,749
Williams Cos., Inc. (The)	8,189	443,189
Woodside Energy Group Ltd.	17,547	267,174

		14,916,691

Total Energy		15,784,023

Financials (10.4%)
Banks (3.8%)
ABN AMRO Bank NV (CVA) (m)	4,234	65,304
AIB Group plc	17,215	95,046
ANZ Group Holdings Ltd.	27,523	486,189
Banco Bilbao Vizcaya Argentaria SA	53,270	521,559
Banco BPM SpA	11,901	96,288
Banco de Sabadell SA	50,272	97,743
Banco Santander SA	143,220	662,328
Bank Hapoalim BM	11,681	141,438
Bank Leumi Le-Israel BM	13,933	166,138
Bank of America Corp.	44,846	1,970,982
Bank of Ireland Group plc	9,280	84,649
Banque Cantonale Vaudoise (Registered)	278	25,576
Barclays plc	134,331	450,945
BNP Paribas SA	9,405	576,931
BOC Hong Kong Holdings Ltd.	34,204	109,879
BPER Banca SpA	9,195	58,414
CaixaBank SA	36,940	200,352
Chiba Bank Ltd. (The)	5,255	40,779
Citigroup, Inc.	12,706	894,375
Citizens Financial Group, Inc.	2,961	129,573
Commerzbank AG	8,758	142,653
Commonwealth Bank of Australia	15,475	1,467,867
Concordia Financial Group Ltd.	9,709	53,684
Credit Agricole SA	9,835	135,393
Danske Bank A/S	6,374	180,374
DBS Group Holdings Ltd.	18,148	580,991
DNB Bank ASA	8,275	165,000
Erste Group Bank AG	3,112	192,307
Fifth Third Bancorp	4,505	190,472
FinecoBank Banca Fineco SpA	5,646	98,200
Hang Seng Bank Ltd.	6,984	85,921
HSBC Holdings plc	168,329	1,654,871
Huntington Bancshares, Inc.	9,760	158,795
ING Groep NV	30,533	478,526
Intesa Sanpaolo SpA	135,189	540,873
Israel Discount Bank Ltd., Class A	11,431	78,355
Japan Post Bank Co. Ltd.	13,379	126,947
JPMorgan Chase & Co.	18,914	4,533,875
KBC Group NV	2,121	163,767
KeyCorp	6,659	114,135
Lloyds Banking Group plc	566,893	388,770
M&T Bank Corp.	1,115	209,631
Mediobanca Banca di Credito Finanziario SpA	4,618	67,315
Mitsubishi UFJ Financial Group, Inc.	102,636	1,202,398
Mizrahi Tefahot Bank Ltd.	1,433	62,121
Mizuho Financial Group, Inc.	22,271	544,596
National Australia Bank Ltd.	28,415	652,495
NatWest Group plc	65,243	328,426
Nordea Bank Abp	29,159	316,362
Oversea-Chinese Banking Corp. Ltd.	30,841	376,917
PNC Financial Services Group, Inc. (The)	2,666	514,138
Regions Financial Corp.	6,106	143,613
Resona Holdings, Inc.	19,306	140,270
Shizuoka Financial Group, Inc.	4,034	32,669
Skandinaviska Enskilda Banken AB, Class A	14,664	200,788
Societe Generale SA	6,656	187,258
Standard Chartered plc	19,419	240,335
Sumitomo Mitsui Financial Group, Inc.	34,497	831,731
Sumitomo Mitsui Trust Group, Inc.	5,968	139,899
Svenska Handelsbanken AB, Class A	13,478	139,164
Swedbank AB, Class A	7,845	154,777
Truist Financial Corp.	8,918	386,863
UniCredit SpA	13,615	543,348
United Overseas Bank Ltd.	11,517	306,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
US Bancorp	10,480	$501,259
Wells Fargo & Co.	22,368	1,571,128
Westpac Banking Corp.	31,781	635,762

		28,835,911

Capital Markets (2.1%)
3i Group plc	8,997	401,426
Ameriprise Financial, Inc.	652	347,144
Amundi SA (m)	567	37,706
ASX Ltd.	1,792	72,184
Bank of New York Mellon Corp. (The)	4,885	375,315
Blackrock, Inc.	978	1,002,558
Blackstone, Inc.	4,850	836,237
Cboe Global Markets, Inc.	703	137,366
Charles Schwab Corp. (The)	10,043	743,282
CME Group, Inc.	2,421	562,229
CVC Capital Partners plc*§	1,964	43,252
Daiwa Securities Group, Inc.	12,350	81,313
Deutsche Bank AG (Registered)	17,513	301,849
Deutsche Boerse AG	1,740	400,940
EQT AB	3,441	95,301
Euronext NV (m)	722	80,996
FactSet Research Systems, Inc.	255	122,471
Franklin Resources, Inc.	2,076	42,122
Futu Holdings Ltd. (ADR)	516	41,275
Goldman Sachs Group, Inc. (The)	2,109	1,207,656
Hargreaves Lansdown plc	3,287	45,183
Hong Kong Exchanges & Clearing Ltd.	11,170	423,982
Intercontinental Exchange, Inc.	3,857	574,732
Invesco Ltd.	3,019	52,772
Japan Exchange Group, Inc.	9,152	101,827
Julius Baer Group Ltd.	1,904	123,025
KKR & Co., Inc.	4,535	670,772
London Stock Exchange Group plc	4,420	624,444
Macquarie Group Ltd.	3,347	459,176
MarketAxess Holdings, Inc.	253	57,188
Moody’s Corp.	1,047	495,618
Morgan Stanley	8,334	1,047,750
MSCI, Inc.	527	316,205
Nasdaq, Inc.	2,780	214,922
Nomura Holdings, Inc.	27,773	161,775
Northern Trust Corp.	1,332	136,530
Partners Group Holding AG	210	284,787
Raymond James Financial, Inc.	1,229	190,901
S&P Global, Inc.	2,133	1,062,298
SBI Holdings, Inc.	2,466	61,684
Schroders plc	7,449	30,177
Singapore Exchange Ltd.	8,150	76,030
State Street Corp.	1,969	193,257
T. Rowe Price Group, Inc.	1,492	168,730
UBS Group AG (Registered)	30,411	928,888

		15,435,275

Consumer Finance (0.3%)
American Express Co.	3,739	1,109,698
Capital One Financial Corp.	2,563	457,034
Discover Financial Services	1,687	292,239
Synchrony Financial	2,616	170,040

		2,029,011

Financial Services (2.2%)
Adyen NV (m)*	201	299,192
Apollo Global Management, Inc.	3,003	495,975
Berkshire Hathaway, Inc., Class B*	12,314	5,581,690
Corpay, Inc.*	468	158,381
Edenred SE	2,265	74,492
Eurazeo SE	387	28,843
EXOR NV	919	84,295
Fidelity National Information Services, Inc.	3,617	292,145
Fiserv, Inc.*	3,822	785,115
Global Payments, Inc.	1,710	191,623
Groupe Bruxelles Lambert NV	767	52,476
Industrivarden AB, Class A	1,123	35,478
Industrivarden AB, Class C (x)	1,483	46,815
Infratil Ltd.	8,485	59,817
Investor AB, Class B	15,998	423,180
Jack Henry & Associates, Inc.	490	85,897
L E Lundbergforetagen AB, Class B	702	31,800
M&G plc	20,896	51,757
Mastercard, Inc., Class A	5,507	2,899,821
Mitsubishi HC Capital, Inc.	8,181	54,149
Nexi SpA (m)*	4,757	26,413
ORIX Corp.	10,713	229,309
PayPal Holdings, Inc.*	6,735	574,832
Sofina SA	142	32,125
Visa, Inc., Class A	11,609	3,668,908
Washington H Soul Pattinson & Co. Ltd.	2,208	46,766
Wise plc, Class A*	6,157	82,167

		16,393,461

Insurance (2.0%)
Admiral Group plc	2,406	79,639
Aegon Ltd.	12,476	73,921
Aflac, Inc.	3,359	347,455
Ageas SA/NV	1,476	71,706
AIA Group Ltd.	100,957	731,832
Allianz SE (Registered)	3,622	1,110,094
Allstate Corp. (The)	1,779	342,973
American International Group, Inc.	4,191	305,105
Aon plc, Class A	1,453	521,860
Arch Capital Group Ltd.	2,517	232,445
Arthur J Gallagher & Co.	1,474	418,395
ASR Nederland NV	1,465	69,472
Assurant, Inc.	345	73,561
Aviva plc	24,738	145,185
AXA SA	16,277	578,653
Baloise Holding AG (Registered)	402	72,680
Brown & Brown, Inc.	1,595	162,722
Chubb Ltd.	2,518	695,723
Cincinnati Financial Corp.	1,050	150,885
Dai-ichi Life Holdings, Inc.	8,343	221,900
Erie Indemnity Co., Class A	168	69,255
Everest Group Ltd.	289	104,751
Generali	8,702	245,822
Gjensidige Forsikring ASA	1,848	32,613
Globe Life, Inc.	564	62,897
Hannover Rueck SE	557	139,279
Hartford Financial Services Group, Inc. (The)	1,948	213,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Helvetia Holding AG (Registered)	343	$56,480
Insurance Australia Group Ltd.	21,902	114,686
Japan Post Holdings Co. Ltd.	17,781	167,293
Japan Post Insurance Co. Ltd.	1,810	33,112
Legal & General Group plc	54,495	156,775
Loews Corp.	1,214	102,814
Marsh & McLennan Cos., Inc.	3,299	700,741
Medibank Pvt Ltd.	25,448	59,696
MetLife, Inc.	3,907	319,905
MS&AD Insurance Group Holdings, Inc.	11,918	259,761
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,236	622,941
NN Group NV	2,502	109,033
Phoenix Group Holdings plc	6,478	41,360
Poste Italiane SpA (m)	4,224	59,587
Principal Financial Group, Inc.	1,414	109,458
Progressive Corp. (The)	3,935	942,865
Prudential Financial, Inc.	2,392	283,524
Prudential plc	24,911	198,655
QBE Insurance Group Ltd.	13,911	165,316
Sampo OYJ, Class A	4,573	186,579
Sompo Holdings, Inc.	8,219	215,607
Suncorp Group Ltd.	11,757	138,336
Swiss Life Holding AG (Registered)	265	204,250
Swiss Re AG	2,788	402,963
T&D Holdings, Inc.	4,502	82,225
Talanx AG	597	50,802
Tokio Marine Holdings, Inc.	17,415	624,634
Travelers Cos., Inc. (The)	1,525	367,357
Tryg A/S	3,133	65,950
Unipol Gruppo SpA	3,646	45,425
W.R. Berkley Corp.	2,022	118,327
Willis Towers Watson plc	677	212,063
Zurich Insurance Group AG	1,353	803,515

		15,295,969

Total Financials		77,989,627

Health Care (7.0%)
Biotechnology (0.9%)
AbbVie, Inc.	11,872	2,109,654
Amgen, Inc.	3,611	941,171
Argenx SE*	553	343,695
Biogen, Inc.*	979	149,709
CSL Ltd.	4,477	780,269
Genmab A/S*	581	120,295
Gilead Sciences, Inc.	8,372	773,322
Grifols SA*	2,757	26,125
Incyte Corp.*	1,074	74,181
Moderna, Inc.*	2,275	94,595
Regeneron Pharmaceuticals, Inc.*	707	503,617
Swedish Orphan Biovitrum AB*	1,809	51,919
Vertex Pharmaceuticals, Inc.*	1,730	696,671
Zealand Pharma A/S*	591	58,769

		6,723,992

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	11,652	1,317,958
Alcon AG	4,619	391,322
Align Technology, Inc.*	471	98,208
Baxter International, Inc.	3,430	100,019
Becton Dickinson & Co.	1,942	440,582
BioMerieux	383	41,062
Boston Scientific Corp.*	9,901	884,357
Carl Zeiss Meditec AG	372	17,541
Cochlear Ltd.	605	108,550
Coloplast A/S, Class B	1,165	127,274
Cooper Cos., Inc. (The)*	1,338	123,002
Demant A/S*	817	30,004
Dexcom, Inc.*	2,624	204,069
DiaSorin SpA	207	21,345
Edwards Lifesciences Corp.*	3,962	293,307
EssilorLuxottica SA	2,748	670,639
Fisher & Paykel Healthcare Corp. Ltd.	5,416	116,362
GE HealthCare Technologies, Inc.	3,069	239,934
Getinge AB, Class B	2,114	34,686
Hologic, Inc.*	1,560	112,460
Hoya Corp.	3,197	397,755
IDEXX Laboratories, Inc.*	550	227,392
Insulet Corp.*	471	122,964
Intuitive Surgical, Inc.*	2,393	1,249,050
Koninklijke Philips NV*	7,383	186,603
Medtronic plc	8,616	688,246
Olympus Corp.	10,914	162,732
ResMed, Inc.	986	225,488
Siemens Healthineers AG (m)	2,606	138,211
Smith & Nephew plc	8,080	100,284
Solventum Corp.*	928	61,304
Sonova Holding AG (Registered)	468	152,536
STERIS plc	663	136,286
Straumann Holding AG (Registered) (x)	1,031	129,900
Stryker Corp.	2,305	829,915
Sysmex Corp.	4,627	84,979
Teleflex, Inc.	312	55,530
Terumo Corp.	12,420	239,251
Zimmer Biomet Holdings, Inc.	1,337	141,227

		10,702,334

Health Care Providers & Services (1.0%)
Amplifon SpA	1,151	29,629
Cardinal Health, Inc.	1,626	192,307
Cencora, Inc.	1,178	264,673
Centene Corp.*	3,392	205,487
Cigna Group (The)	1,869	516,106
CVS Health Corp.	8,454	379,500
DaVita, Inc.*	303	45,314
Elevance Health, Inc.	1,558	574,746
Fresenius Medical Care AG	1,898	86,373
Fresenius SE & Co. KGaA*	3,903	135,669
HCA Healthcare, Inc.	1,225	367,684
Henry Schein, Inc.*	838	57,990
Humana, Inc.	809	205,251
Labcorp Holdings, Inc.	562	128,878
McKesson Corp.	853	486,133
Molina Healthcare, Inc.*	384	111,763
Quest Diagnostics, Inc.	750	113,145
Ramsay Health Care Ltd.	1,702	36,386
Sonic Healthcare Ltd.	4,217	70,499
UnitedHealth Group, Inc.	6,182	3,127,227
Universal Health Services, Inc., Class B	394	70,692

		7,205,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Health Care Technology (0.0%)†
M3, Inc.	4,109	$35,933
Pro Medicus Ltd.	531	82,205

		118,138

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	1,930	259,276
Bachem Holding AG	312	19,898
Bio-Techne Corp.	1,067	76,856
Charles River Laboratories International, Inc.*	344	63,502
Danaher Corp.	4,319	991,426
Eurofins Scientific SE	1,248	63,745
IQVIA Holdings, Inc.*	1,158	227,559
Lonza Group AG (Registered)	668	394,254
Mettler-Toledo International, Inc.*	142	173,763
QIAGEN NV*	2,050	91,419
Revvity, Inc.	818	91,297
Sartorius AG (Preference) (q)	242	53,997
Sartorius Stedim Biotech	270	52,776
Thermo Fisher Scientific, Inc.	2,570	1,336,991
Waters Corp.*	399	148,021
West Pharmaceutical Services, Inc.	487	159,522

		4,204,302

Pharmaceuticals (3.1%)
Astellas Pharma, Inc.	16,682	161,628
AstraZeneca plc	14,335	1,878,586
Bayer AG (Registered)	9,078	181,604
Bristol-Myers Squibb Co.	13,625	770,630
Chugai Pharmaceutical Co. Ltd.	6,217	273,800
Daiichi Sankyo Co. Ltd.	16,247	446,079
Eisai Co. Ltd.	2,330	63,705
Eli Lilly and Co.	5,293	4,086,196
Galderma Group AG*	769	85,270
GSK plc	38,315	645,870
Hikma Pharmaceuticals plc	1,538	38,374
Ipsen SA	349	40,019
Johnson & Johnson	16,175	2,339,228
Kyowa Kirin Co. Ltd.	2,269	34,074
Merck & Co., Inc.	16,994	1,690,563
Merck KGaA	1,194	173,021
Novartis AG (Registered)	18,225	1,767,337
Novo Nordisk A/S, Class B	29,779	2,543,959
Ono Pharmaceutical Co. Ltd.	3,462	35,919
Orion OYJ, Class B	999	44,277
Otsuka Holdings Co. Ltd.	4,111	223,038
Pfizer, Inc.	38,071	1,010,024
Recordati Industria Chimica e Farmaceutica SpA	966	50,724
Roche Holding AG (BMV Mexico Stock Exchange)	6,496	1,823,248
Roche Holding AG (OTC US Exchange)	296	88,234
Sandoz Group AG	3,784	154,716
Sanofi SA	10,559	1,025,285
Shionogi & Co. Ltd.	7,015	98,346
Takeda Pharmaceutical Co. Ltd.	14,713	387,721
Teva Pharmaceutical Industries Ltd. (ADR)*	10,469	230,737
UCB SA	1,168	232,537
Viatris, Inc.	8,019	99,837
Zoetis, Inc.	3,031	493,841

		23,218,427

Total Health Care		52,172,645

Industrials (7.1%)
Aerospace & Defense (1.3%)
Airbus SE	5,494	880,847
Axon Enterprise, Inc.*	487	289,434
BAE Systems plc	27,934	401,637
Boeing Co. (The)*	5,022	888,894
Dassault Aviation SA	182	37,177
Elbit Systems Ltd.	247	64,748
General Dynamics Corp.	1,734	456,892
General Electric Co.	7,271	1,212,730
Howmet Aerospace, Inc.	2,729	298,471
Huntington Ingalls Industries, Inc.	263	49,699
Kongsberg Gruppen ASA	813	91,469
L3Harris Technologies, Inc.	1,274	267,897
Leonardo SpA	3,740	100,457
Lockheed Martin Corp.	1,417	688,577
Melrose Industries plc	11,916	82,614
MTU Aero Engines AG	497	165,745
Northrop Grumman Corp.	920	431,747
Rheinmetall AG	403	256,550
Rolls-Royce Holdings plc*	78,609	559,563
RTX Corp.	8,942	1,034,768
Saab AB, Class B	2,960	62,549
Safran SA	3,358	737,765
Singapore Technologies Engineering Ltd.	14,034	47,888
Textron, Inc.	1,246	95,306
Thales SA	856	122,939
TransDigm Group, Inc.	378	479,032

		9,805,395

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	794	82,036
Deutsche Post AG	9,427	331,846
DSV A/S	1,889	402,012
Expeditors International of Washington, Inc.	940	104,124
FedEx Corp.	1,510	424,808
InPost SA*	2,079	35,555
SG Holdings Co. Ltd. (x)	2,991	28,531
United Parcel Service, Inc., Class B	4,913	619,529

		2,028,441

Building Products (0.4%)
A.O. Smith Corp.	800	54,568
AGC, Inc.	1,770	51,701
Allegion plc	584	76,317
Assa Abloy AB, Class B	9,263	273,267
Builders FirstSource, Inc.*	773	110,485
Carrier Global Corp.	5,625	383,963
Cie de Saint-Gobain SA	4,193	372,222
Daikin Industries Ltd.	2,403	281,845
Geberit AG (Registered)	309	175,189
Johnson Controls International plc	4,467	352,580
Kingspan Group plc	1,429	104,282
Lennox International, Inc.	215	131,000
Masco Corp.	1,449	105,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Nibe Industrier AB, Class B (x)	14,003	$54,764
ROCKWOOL A/S, Class B	87	30,848
TOTO Ltd.	1,315	31,569
Trane Technologies plc	1,512	558,457

		3,148,211

Commercial Services & Supplies (0.3%)
Brambles Ltd.	12,871	153,276
Cintas Corp.	2,303	420,758
Copart, Inc.*	5,890	338,027
Dai Nippon Printing Co. Ltd.	3,558	49,889
Rentokil Initial plc	23,328	117,051
Republic Services, Inc.	1,367	275,013
Rollins, Inc.	1,887	87,462
Secom Co. Ltd.	3,926	132,744
Securitas AB, Class B	4,544	56,237
TOPPAN Holdings, Inc.	2,163	57,304
Veralto Corp.	1,661	169,173
Waste Management, Inc.	2,454	495,193

		2,352,127

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,632	81,888
Bouygues SA	1,752	51,795
Eiffage SA	679	59,587
Ferrovial SE	4,398	184,960
Kajima Corp.	3,651	66,288
Obayashi Corp.	5,958	78,795
Quanta Services, Inc.	992	313,522
Skanska AB, Class B	3,144	66,121
Taisei Corp.	1,558	65,406
Vinci SA	4,624	477,732

		1,446,094

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	14,623	790,159
AMETEK, Inc.	1,554	280,124
Eaton Corp. plc	2,655	881,115
Emerson Electric Co.	3,831	474,776
Fuji Electric Co. Ltd.	1,256	67,314
Fujikura Ltd.	2,300	94,180
GE Vernova, Inc.	1,853	609,507
Generac Holdings, Inc.*	400	62,020
Hubbell, Inc., Class B	361	151,219
Legrand SA	2,424	236,125
Mitsubishi Electric Corp.	17,601	297,142
Nidec Corp.	7,704	138,418
Prysmian SpA	2,596	165,816
Rockwell Automation, Inc.	758	216,629
Schneider Electric SE	5,056	1,261,655
Siemens Energy AG*	5,910	308,410
Vestas Wind Systems A/S*	9,332	127,235

		6,161,844

Ground Transportation (0.4%)
Central Japan Railway Co.	7,136	133,722
CSX Corp.	12,955	418,058
East Japan Railway Co.	8,366	147,828
Grab Holdings Ltd., Class A*	19,527	92,167
Hankyu Hanshin Holdings, Inc.	2,123	55,260
JB Hunt Transport Services, Inc.	535	91,303
MTR Corp. Ltd.	14,557	50,793
Norfolk Southern Corp.	1,520	356,744
Old Dominion Freight Line, Inc.	1,262	222,617
Tokyu Corp.	4,902	52,347
Uber Technologies, Inc.*	14,146	853,287
Union Pacific Corp.	4,073	928,807
West Japan Railway Co.	4,039	71,378

		3,474,311

Industrial Conglomerates (0.6%)
3M Co.	3,658	472,211
CK Hutchison Holdings Ltd.	24,919	133,151
DCC plc	914	58,814
Hikari Tsushin, Inc.	186	40,524
Hitachi Ltd.	42,825	1,054,337
Honeywell International, Inc.	4,368	986,687
Investment AB Latour, Class B	1,368	34,110
Jardine Matheson Holdings Ltd.	1,478	60,554
Keppel Ltd.	13,265	66,439
Lifco AB, Class B	2,154	62,430
Sekisui Chemical Co. Ltd.	3,533	60,951
Siemens AG (Registered)	7,027	1,372,425
Smiths Group plc	3,184	68,520
Swire Pacific Ltd., Class A	3,581	32,483

		4,503,636

Machinery (1.3%)
Alfa Laval AB	2,674	112,285
Alstom SA*	3,198	71,421
Atlas Copco AB, Class A	24,827	379,141
Atlas Copco AB, Class B	14,424	194,964
Caterpillar, Inc.	3,243	1,176,431
Cummins, Inc.	922	321,409
Daifuku Co. Ltd.	2,954	61,064
Daimler Truck Holding AG	4,563	174,171
Deere & Co.	1,709	724,103
Dover Corp.	922	172,967
Epiroc AB, Class A	6,090	106,050
Epiroc AB, Class B	3,604	56,190
FANUC Corp.	8,779	229,669
Fortive Corp.	2,331	174,825
GEA Group AG	1,433	70,984
Hitachi Construction Machinery Co. Ltd. (x)	973	21,516
Hoshizaki Corp.	1,049	41,393
IDEX Corp.	509	106,529
Illinois Tool Works, Inc.	1,805	457,676
Indutrade AB	2,525	63,209
Ingersoll Rand, Inc.	2,707	244,875
Knorr-Bremse AG	670	48,826
Komatsu Ltd.	8,126	223,612
Kone OYJ, Class B	3,141	152,966
Kubota Corp.	8,709	100,746
Makita Corp.	2,183	66,550
Metso OYJ	5,745	53,473
Minebea Mitsumi, Inc.	3,400	54,680
Mitsubishi Heavy Industries Ltd.	29,591	412,544
Nordson Corp.	365	76,373
Otis Worldwide Corp.	2,684	248,565
PACCAR, Inc.	3,623	376,865
Parker-Hannifin Corp.	865	550,166
Pentair plc	1,110	111,710

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Rational AG	47	$40,117
Sandvik AB	9,853	176,646
Schindler Holding AG	376	103,716
Schindler Holding AG (Registered)	217	59,173
SKF AB, Class B	3,150	59,096
SMC Corp.	522	203,541
Snap-on, Inc.	353	119,836
Spirax Group plc	680	58,356
Stanley Black & Decker, Inc.	1,036	83,180
Techtronic Industries Co. Ltd.	12,532	165,391
Toyota Industries Corp.	1,536	123,767
Trelleborg AB, Class B	1,969	67,412
VAT Group AG (m)	249	94,170
Volvo AB, Class A	1,850	45,177
Volvo AB, Class B	14,681	356,365
Wartsila OYJ Abp	4,648	82,420
Westinghouse Air Brake Technologies Corp.	1,155	218,976
Xylem, Inc.	1,632	189,345
Yangzijiang Shipbuilding Holdings Ltd.	24,000	52,546
Yaskawa Electric Corp. (x)	2,045	52,146

		9,789,324

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	27	43,292
AP Moller - Maersk A/S, Class B	42	69,584
Kawasaki Kisen Kaisha Ltd. (x)	3,477	49,815
Kuehne + Nagel International AG (Registered)	446	102,099
Mitsui OSK Lines Ltd.	3,147	109,371
Nippon Yusen KK	4,082	135,811
SITC International Holdings Co. Ltd.	12,260	32,676

		542,648

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,443	26,170
Delta Air Lines, Inc.	4,307	260,574
Deutsche Lufthansa AG (Registered)	5,544	35,456
Japan Airlines Co. Ltd.	1,312	20,681
Qantas Airways Ltd.*	7,080	39,308
Singapore Airlines Ltd.	13,560	63,945
Southwest Airlines Co.	4,029	135,455
United Airlines Holdings, Inc.*	2,209	214,494

		796,083

Professional Services (0.7%)
Adecco Group AG (Registered)	1,556	38,331
Automatic Data Processing, Inc.	2,737	801,202
Broadridge Financial Solutions, Inc.	785	177,481
Bureau Veritas SA	2,936	89,231
Computershare Ltd.	4,900	102,965
Dayforce, Inc.*	1,059	76,926
Equifax, Inc.	833	212,290
Experian plc	8,500	366,588
Intertek Group plc	1,491	88,252
Jacobs Solutions, Inc.	835	111,573
Leidos Holdings, Inc.	896	129,078
Paychex, Inc.	2,152	301,753
Paycom Software, Inc.	327	67,025
Randstad NV	1,003	42,296
Recruit Holdings Co. Ltd.	12,925	900,783
RELX plc	17,227	782,648
SGS SA (Registered)	1,401	140,313
Teleperformance SE	505	43,480
Verisk Analytics, Inc.	949	261,383
Wolters Kluwer NV	2,204	366,195

		5,099,793

Trading Companies & Distributors (0.5%)
AddTech AB, Class B	2,402	65,426
AerCap Holdings NV	1,796	171,877
Ashtead Group plc	4,042	251,238
Beijer Ref AB, Class B (x)	3,557	52,466
Brenntag SE	1,201	72,005
Bunzl plc	3,104	128,079
Fastenal Co.	3,849	276,782
IMCD NV	527	78,336
ITOCHU Corp. (x)	11,027	543,334
Marubeni Corp.	13,178	197,738
Mitsubishi Corp.	30,951	506,892
Mitsui & Co. Ltd.	23,336	484,836
MonotaRO Co. Ltd.	2,307	39,075
Reece Ltd.	2,089	28,937
Rexel SA	2,067	52,671
SGH Ltd.	1,880	53,655
Sumitomo Corp.	10,069	216,754
Toyota Tsusho Corp.	5,905	104,382
United Rentals, Inc.	441	310,658
W.W. Grainger, Inc.	298	314,107

		3,949,248

Transportation Infrastructure (0.1%)
Aena SME SA (m)	693	141,702
Aeroports de Paris SA	320	37,025
Auckland International Airport Ltd.	13,985	68,074
Getlink SE	2,795	44,601
Transurban Group	28,682	237,709

		529,111

Total Industrials		53,626,266

Information Technology (16.2%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	6,940	767,078
Cisco Systems, Inc.	26,778	1,585,258
F5, Inc.*	390	98,073
Juniper Networks, Inc.	2,224	83,289
Motorola Solutions, Inc.	1,123	519,084
Nokia OYJ	49,280	218,241
Telefonaktiebolaget LM Ericsson, Class B	25,670	207,330

		3,478,353

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	8,099	562,475
CDW Corp.	895	155,766
Corning, Inc.	5,177	246,011
Halma plc	3,508	118,092
Hexagon AB, Class B	19,185	183,209
Jabil, Inc.	758	109,076
Keyence Corp.	1,773	727,252
Keysight Technologies, Inc.*	1,166	187,295
Kyocera Corp.	11,894	118,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Murata Manufacturing Co. Ltd.	15,596	$249,672
Omron Corp.	1,620	54,460
Shimadzu Corp.	2,190	61,604
TDK Corp.	18,005	232,245
TE Connectivity plc	2,010	287,370
Teledyne Technologies, Inc.*	313	145,273
Trimble, Inc.*	1,641	115,953
Yokogawa Electric Corp.	2,119	45,119
Zebra Technologies Corp., Class A*	347	134,018

		3,733,045

IT Services (0.7%)
Accenture plc, Class A	4,198	1,476,814
Akamai Technologies, Inc.*	1,009	96,511
Bechtle AG (x)	757	24,386
Capgemini SE	1,436	235,245
Cognizant Technology Solutions Corp., Class A	3,331	256,154
EPAM Systems, Inc.*	381	89,085
Fujitsu Ltd.	15,334	269,663
Gartner, Inc.*	518	250,956
GoDaddy, Inc., Class A*	943	186,120
International Business Machines Corp.	6,212	1,365,584
NEC Corp.	2,237	192,441
Nomura Research Institute Ltd.	3,539	104,789
NTT Data Group Corp.	5,848	111,201
Obic Co. Ltd.	3,025	90,212
Otsuka Corp.	2,116	48,365
SCSK Corp.	1,414	29,679
TIS, Inc.	1,949	45,952
VeriSign, Inc.*	555	114,863
Wix.com Ltd.*	488	104,700

		5,092,720

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	10,902	1,316,853
Advantest Corp.	7,078	407,655
Analog Devices, Inc.	3,335	708,554
Applied Materials, Inc.	5,538	900,645
ASM International NV	434	251,213
ASML Holding NV	3,695	2,597,701
BE Semiconductor Industries NV	712	97,575
Broadcom, Inc.	31,292	7,254,737
Disco Corp.	839	225,183
Enphase Energy, Inc.*	908	62,361
First Solar, Inc.*	719	126,717
Infineon Technologies AG	12,069	392,558
Intel Corp.	28,975	580,949
KLA Corp.	899	566,478
Kokusai Electric Corp. (x)	1,400	18,664
Lam Research Corp.	8,644	624,356
Lasertec Corp.	734	69,334
Microchip Technology, Inc.	3,608	206,919
Micron Technology, Inc.	7,449	626,908
Monolithic Power Systems, Inc.	328	194,078
NVIDIA Corp.	164,795	22,130,320
NXP Semiconductors NV	1,707	354,800
ON Semiconductor Corp.*	2,861	180,386
QUALCOMM, Inc.	7,464	1,146,620
Renesas Electronics Corp.*	15,530	197,853
SCREEN Holdings Co. Ltd.	754	44,673
Skyworks Solutions, Inc.	1,073	95,154
STMicroelectronics NV	6,316	158,817
Teradyne, Inc.	1,094	137,756
Texas Instruments, Inc.	6,128	1,149,061
Tokyo Electron Ltd.	4,096	628,579

		43,453,457

Software (5.1%)
Adobe, Inc.*	2,957	1,314,919
ANSYS, Inc.*	587	198,013
Autodesk, Inc.*	1,444	426,803
Cadence Design Systems, Inc.*	1,842	553,447
Check Point Software Technologies Ltd.*	813	151,787
Crowdstrike Holdings, Inc., Class A*	1,563	534,796
CyberArk Software Ltd.*	399	132,927
Dassault Systemes SE	6,184	214,591
Fair Isaac Corp.*	164	326,512
Fortinet, Inc.*	4,274	403,808
Gen Digital, Inc.	3,643	99,745
Intuit, Inc.	1,883	1,183,465
Microsoft Corp.	49,948	21,053,082
Monday.com Ltd.*	346	81,462
Nemetschek SE	534	51,775
Nice Ltd.*	581	99,276
Oracle Corp.	380	36,397
Oracle Corp. (Moscow Stock Exchange)	10,797	1,799,212
Palantir Technologies, Inc., Class A*	13,771	1,041,501
Palo Alto Networks, Inc.*	4,397	800,078
PTC, Inc.*	807	148,383
Roper Technologies, Inc.	720	374,292
Sage Group plc (The)	9,285	147,972
Salesforce, Inc.	6,422	2,147,067
SAP SE	9,656	2,363,392
ServiceNow, Inc.*	1,384	1,467,206
Synopsys, Inc.*	1,032	500,891
Temenos AG (Registered)	521	36,823
Trend Micro, Inc.*	1,136	61,305
Tyler Technologies, Inc.*	288	166,072
WiseTech Global Ltd.	1,700	127,381
Workday, Inc., Class A*	1,431	369,241
Xero Ltd.*	1,341	139,907

		38,553,528

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	101,549	25,429,901
Brother Industries Ltd.	2,150	36,464
Canon, Inc.	8,611	279,757
Dell Technologies, Inc., Class C	2,064	237,855
FUJIFILM Holdings Corp.	10,297	213,952
Hewlett Packard Enterprise Co.	8,779	187,432
HP, Inc.	6,474	211,247
Logitech International SA (Registered)	1,405	116,233
NetApp, Inc.	1,376	159,726
Ricoh Co. Ltd.	4,911	55,950
Seagate Technology Holdings plc	1,421	122,646
Seiko Epson Corp.	2,627	47,449
Super Micro Computer, Inc. (x)*	3,383	103,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Western Digital Corp.*	2,323	$138,520

		27,340,246

Total Information Technology		121,651,349

Materials (2.1%)
Chemicals (1.1%)
Air Liquide SA	5,346	868,969
Air Products and Chemicals, Inc.	1,494	433,320
Akzo Nobel NV	1,578	94,740
Albemarle Corp. (x)	790	68,003
Arkema SA	520	39,617
Asahi Kasei Corp.	11,545	79,580
BASF SE	8,249	362,785
Celanese Corp.	734	50,800
CF Industries Holdings, Inc.	1,169	99,739
Clariant AG (Registered)	1,994	22,174
Corteva, Inc.	4,617	262,984
Covestro AG*	1,659	99,672
Croda International plc	1,226	51,954
Dow, Inc.	4,703	188,731
DSM-Firmenich AG	1,719	174,003
DuPont de Nemours, Inc.	2,808	214,110
Eastman Chemical Co.	779	71,138
Ecolab, Inc.	1,693	396,704
EMS-Chemie Holding AG (Registered)	65	43,791
Evonik Industries AG	2,368	41,037
FMC Corp.	839	40,784
Givaudan SA (Registered)	85	372,827
ICL Group Ltd.	7,154	35,421
International Flavors & Fragrances, Inc.	1,726	145,933
Linde plc	3,199	1,339,325
LyondellBasell Industries NV, Class A	1,745	129,601
Mitsubishi Chemical Group Corp.	12,562	63,272
Mitsui Chemicals, Inc.	1,601	34,970
Mosaic Co. (The)	2,134	52,454
Nippon Paint Holdings Co. Ltd.	8,770	56,625
Nippon Sanso Holdings Corp.	1,632	45,374
Nitto Denko Corp.	6,540	109,552
Novonesis (Novozymes) B	3,256	184,533
Orica Ltd.	4,570	46,898
PPG Industries, Inc.	1,559	186,223
Sherwin-Williams Co. (The)	1,557	529,271
Shin-Etsu Chemical Co. Ltd.	16,609	550,163
Sika AG (Registered)	1,409	334,983
Syensqo SA	685	50,066
Symrise AG, Class A	1,227	130,463
Toray Industries, Inc.	12,856	81,159
Yara International ASA	1,530	40,460

		8,224,208

Construction Materials (0.2%)
Heidelberg Materials AG	1,262	155,940
Holcim AG	4,818	462,828
James Hardie Industries plc (CHDI)*	3,968	122,972
Martin Marietta Materials, Inc.	411	212,281
Vulcan Materials Co.	887	228,163

		1,182,184

Containers & Packaging (0.1%)
Amcor plc	9,710	91,371
Avery Dennison Corp.	540	101,050
Ball Corp.	2,005	110,536
International Paper Co.	2,334	125,616
Packaging Corp. of America	602	135,528
SIG Group AG	2,826	55,671
Smurfit WestRock plc	3,320	178,815

		798,587

Metals & Mining (0.6%)
Anglo American plc	11,744	347,563
Antofagasta plc	3,644	72,535
ArcelorMittal SA	4,334	100,697
BHP Group Ltd.	46,916	1,148,479
BlueScope Steel Ltd.	4,054	46,897
Boliden AB	2,527	70,962
Endeavour Mining plc	1,693	30,202
Fortescue Ltd.	15,649	176,768
Freeport-McMoRan, Inc.	9,653	367,586
Glencore plc	95,857	424,092
JFE Holdings, Inc.	5,281	59,337
Mineral Resources Ltd.	1,634	34,639
Newmont Corp.	7,648	284,659
Nippon Steel Corp.	8,392	168,628
Norsk Hydro ASA	12,995	71,718
Northern Star Resources Ltd.	10,624	101,529
Nucor Corp.	1,577	184,052
Rio Tinto Ltd.	3,431	249,440
Rio Tinto plc	10,421	616,165
South32 Ltd.	41,845	88,060
Steel Dynamics, Inc.	951	108,481
Sumitomo Metal Mining Co. Ltd.	2,241	50,722

		4,803,211

Paper & Forest Products (0.1%)
Holmen AB, Class B	704	25,850
Mondi plc	4,079	60,869
Stora Enso OYJ, Class R	5,379	54,172
Svenska Cellulosa AB SCA, Class B	5,604	71,133
UPM-Kymmene OYJ	4,932	135,681

		347,705

Total Materials		15,355,895

Real Estate (1.3%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	516	26,062
GPT Group (The) (REIT)	17,700	47,875
Land Securities Group plc (REIT)	6,539	47,807
Mirvac Group (REIT)	36,460	42,313
Stockland (REIT)	22,059	65,537

		229,594

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,045	101,940
Healthpeak Properties, Inc. (REIT)	4,699	95,249
Ventas, Inc. (REIT)	2,818	165,952
Welltower, Inc. (REIT)	3,974	500,843

		863,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,696	$82,274

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	34,319	64,585
Goodman Group (REIT)	15,902	350,788
Prologis, Inc. (REIT)	6,222	657,665
Segro plc (REIT)	11,876	104,251
Warehouses De Pauw CVA (REIT)	1,667	32,809

		1,210,098

Office REITs (0.0%)†
BXP, Inc. (REIT)	977	72,650
Gecina SA (REIT)	425	39,819
Japan Real Estate Investment Corp. (REIT)	60	41,120
Nippon Building Fund, Inc. (REIT) (x)	71	55,215

		208,804

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	392	32,445
CapitaLand Investment Ltd.	21,867	41,952
CBRE Group, Inc., Class A*	2,021	265,337
CK Asset Holdings Ltd.	17,896	73,504
CoStar Group, Inc.*	2,754	197,159
Daito Trust Construction Co. Ltd.	568	63,188
Daiwa House Industry Co. Ltd.	5,505	168,744
Fastighets AB Balder, Class B*	6,124	42,503
Henderson Land Development Co. Ltd.	13,204	40,122
Hongkong Land Holdings Ltd.	10,154	45,185
Hulic Co. Ltd.	3,527	30,544
LEG Immobilien SE	688	58,295
Mitsubishi Estate Co. Ltd.	9,952	137,445
Mitsui Fudosan Co. Ltd.	24,719	196,845
Sagax AB, Class B	2,031	41,538
Sino Land Co. Ltd.	36,859	37,255
Sumitomo Realty & Development Co. Ltd.	2,858	88,640
Sun Hung Kai Properties Ltd.	13,196	126,835
Swiss Prime Site AG (Registered)	714	77,725
Vonovia SE	6,844	207,798
Wharf Holdings Ltd. (The) (x)	9,900	27,852
Wharf Real Estate Investment Co. Ltd.	14,963	38,262

		2,039,173

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	954	209,851
Camden Property Trust (REIT)	717	83,201
Equity Residential (REIT)	2,294	164,617
Essex Property Trust, Inc. (REIT)	432	123,310
Invitation Homes, Inc. (REIT)	3,828	122,381
Mid-America Apartment Communities, Inc. (REIT)	785	121,338
UDR, Inc. (REIT)	2,017	87,558

		912,256

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	53,488	75,592
Federal Realty Investment Trust (REIT)	514	57,542
Kimco Realty Corp. (REIT)	4,529	106,114
Klepierre SA (REIT)	1,988	57,248
Link REIT (REIT)	23,860	100,919
Realty Income Corp. (REIT)	5,880	314,051
Regency Centers Corp. (REIT)	1,097	81,101
Scentre Group (REIT)	48,068	102,048
Simon Property Group, Inc. (REIT)	2,060	354,753
Unibail-Rodamco-Westfield (REIT)	1,095	82,483
Vicinity Ltd. (REIT)	35,754	46,473

		1,378,324

Specialized REITs (0.4%)
American Tower Corp. (REIT)	3,139	575,724
Crown Castle, Inc. (REIT)	2,920	265,019
Digital Realty Trust, Inc. (REIT)	2,095	371,506
Equinix, Inc. (REIT)	648	610,993
Extra Space Storage, Inc. (REIT)	1,424	213,030
Iron Mountain, Inc. (REIT)	1,971	207,172
Public Storage (REIT)	1,059	317,107
SBA Communications Corp. (REIT)	722	147,144
VICI Properties, Inc. (REIT), Class A	7,082	206,865
Weyerhaeuser Co. (REIT)	4,881	137,400

		3,051,960

Total Real Estate		9,976,467

Utilities (1.7%)
Electric Utilities (1.0%)
Acciona SA	228	25,672
Alliant Energy Corp.	1,724	101,957
American Electric Power Co., Inc.	3,578	329,999
BKW AG	195	32,271
Chubu Electric Power Co., Inc.	5,915	61,923
CK Infrastructure Holdings Ltd.	5,785	43,015
CLP Holdings Ltd.	14,957	125,755
Constellation Energy Corp.	2,101	470,015
Duke Energy Corp.	5,190	559,171
Edison International	2,601	207,664
EDP SA	28,998	92,846
Elia Group SA/NV	272	20,962
Endesa SA	2,935	63,145
Enel SpA	75,176	536,237
Entergy Corp.	2,881	218,437
Evergy, Inc.	1,545	95,095
Eversource Energy	2,462	141,393
Exelon Corp.	6,751	254,108
FirstEnergy Corp.	3,446	137,082
Fortum OYJ	4,146	58,042
Iberdrola SA	55,900	770,123
Kansai Electric Power Co., Inc. (The)	6,513	72,613
Mercury NZ Ltd.	6,466	21,164
NextEra Energy, Inc.	13,815	990,397
NRG Energy, Inc.	1,361	122,789
Origin Energy Ltd.	15,919	107,398
PG&E Corp.	14,687	296,384
Pinnacle West Capital Corp.	764	64,764
Power Assets Holdings Ltd.	12,627	88,118
PPL Corp.	4,958	160,937
Redeia Corp. SA	3,750	64,093
Southern Co. (The)	7,361	605,958
SSE plc	10,204	204,901
Terna - Rete Elettrica Nazionale	13,002	102,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Tokyo Electric Power Co. Holdings, Inc.*	14,132	$42,182
Verbund AG	629	45,607
Xcel Energy, Inc.	3,858	260,492

		7,595,408

Gas Utilities (0.1%)
APA Group (x)	11,966	51,622
Atmos Energy Corp.	1,043	145,259
Hong Kong & China Gas Co. Ltd.	103,086	82,425
Osaka Gas Co. Ltd.	3,375	73,819
Snam SpA	18,634	82,619
Tokyo Gas Co. Ltd.	3,129	86,881

		522,625

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	4,777	61,480
EDP Renovaveis SA	2,883	29,983
Meridian Energy Ltd.	12,043	39,822
Orsted A/S (m)*	1,554	70,016
RWE AG	5,843	174,457
Vistra Corp.	2,289	315,584

		691,342

Multi-Utilities (0.5%)
Ameren Corp.	1,793	159,828
CenterPoint Energy, Inc.	4,378	138,914
Centrica plc	47,648	79,693
CMS Energy Corp.	2,007	133,767
Consolidated Edison, Inc.	2,327	207,638
Dominion Energy, Inc.	5,643	303,932
DTE Energy Co.	1,391	167,963
E.ON SE	20,748	241,641
Engie SA	16,879	267,682
National Grid plc	45,159	537,078
NiSource, Inc.	3,136	115,279
Public Service Enterprise Group, Inc.	3,347	282,788
Sembcorp Industries Ltd.	8,500	34,357
Sempra	4,255	373,249
Veolia Environnement SA	6,502	182,589
WEC Energy Group, Inc.	2,125	199,835

		3,426,233

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,309	162,957
Severn Trent plc	2,496	78,369
United Utilities Group plc	6,301	82,945

		324,271

Total Utilities		12,559,879

Total Common Stocks (64.3%) (Cost $373,794,601)		482,900,845

EXCHANGE TRADED FUNDS (ETF):
Equity (4.5%)
SPDR S&P MidCap 400 ETF Trust (x)	59,752	34,033,544

Total Exchange Traded Funds (4.5%) (Cost $25,333,790)		34,033,544

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (17.9%)
U.S. Treasury Bonds 6.125%, 11/15/27	$1,896,100	1,990,493
5.250%, 11/15/28	1,649,300	1,700,725
U.S. Treasury Notes 4.625%, 6/30/26	16,518,600	16,609,213
1.500%, 8/15/26	5,643,000	5,401,319
0.875%, 9/30/26	6,709,700	6,330,806
2.000%, 11/15/26	3,908,200	3,750,043
1.250%, 12/31/26	827,900	780,686
1.500%, 1/31/27	990,600	936,674
2.250%, 2/15/27	1,962,300	1,882,963
1.875%, 2/28/27	497,800	473,550
2.375%, 5/15/27	2,289,900	2,192,876
2.250%, 8/15/27	5,527,100	5,252,238
2.250%, 11/15/27	3,255,500	3,077,537
3.875%, 12/31/27	994,200	982,748
2.750%, 2/15/28	2,037,000	1,944,365
3.625%, 3/31/28	1,835,600	1,797,819
3.500%, 4/30/28	1,531,500	1,492,673
2.875%, 5/15/28	881,000	841,296
3.625%, 5/31/28	846,000	827,390
4.000%, 6/30/28	517,500	512,097
2.875%, 8/15/28	137,000	130,294
4.375%, 8/31/28	1,527,100	1,528,132
4.625%, 9/30/28	845,400	853,279
4.875%, 10/31/28	166,300	169,267
3.125%, 11/15/28	2,244,400	2,146,918
4.375%, 11/30/28	1,598,200	1,598,636
3.750%, 12/31/28	1,383,100	1,351,869
4.000%, 1/31/29	2,162,700	2,132,699
2.625%, 2/15/29	5,503,000	5,143,823
4.250%, 2/28/29	7,281,500	7,246,163
4.625%, 4/30/29	5,290,200	5,340,415
2.375%, 5/15/29	2,513,800	2,316,019
4.500%, 5/31/29	5,037,900	5,061,504
4.250%, 6/30/29	8,765,200	8,716,739
1.625%, 8/15/29	2,297,000	2,038,234
3.500%, 9/30/29	1,856,600	1,786,349
1.750%, 11/15/29	1,643,700	1,457,322
1.500%, 2/15/30	1,761,000	1,528,697
0.625%, 5/15/30	1,183,500	971,064
0.625%, 8/15/30	1,464,800	1,189,701
0.875%, 11/15/30	1,929,000	1,578,375
1.625%, 5/15/31	1,207,500	1,018,498
1.250%, 8/15/31	1,243,400	1,014,628
1.375%, 11/15/31	801,300	654,572
1.875%, 2/15/32	2,614,500	2,199,150
2.875%, 5/15/32	860,100	772,537
2.750%, 8/15/32	945,400	838,540
4.125%, 11/15/32	887,100	865,120
3.500%, 2/15/33	451,900	420,479
3.375%, 5/15/33	1,044,200	959,724
3.875%, 8/15/33	1,267,700	1,206,925
4.500%, 11/15/33	1,711,200	1,704,006
4.000%, 2/15/34	3,947,000	3,780,380
4.375%, 5/15/34	4,502,800	4,435,285
3.875%, 8/15/34	1,881,400	1,779,697

Total U.S. Treasury Obligations		134,712,551

Total Long-Term Debt Securities (17.9%) (Cost $138,788,376)		134,712,551

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (12.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	299,017	$299,017
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	91,217,097	91,253,584

Total Investment Companies		91,552,601

Total Short-Term Investments (12.2%) (Cost $91,553,047)		91,552,601

Total Investments in Securities (98.9%) (Cost $629,469,814)		743,199,541
Other Assets Less Liabilities (1.1%)		8,632,895

Net Assets (100%)		$751,832,436

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $106,913 or 0.0% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $1,677,212 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $2,754,805. This was collateralized by $2,556,417 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/28/25 – 8/15/54 and by cash of $299,017 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	European Currency Unit
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
USD	—	United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.5%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.6
Finland	0.2
France	1.8
Germany	1.8
Hong Kong	0.4
Ireland	0.3
Israel	0.2
Italy	0.5
Japan	4.6
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	0.8
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.3
United Kingdom	2.2
United States	80.6
Cash and Other	1.1

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	474	3/2025	EUR	23,965,363	(474,311)
MSCI EAFE E-Mini Index	5	3/2025	USD	566,875	(14,051)
Russell 2000 E-Mini Index	302	3/2025	USD	33,971,980	(1,920,888)
S&P 500 E-Mini Index	119	3/2025	USD	35,317,713	(1,142,796)
S&P 500 Micro E-Mini Index	6	3/2025	USD	178,073	(6,569)
TOPIX Index	85	3/2025	JPY	15,053,068	272,455

					(3,286,160)

Short Contracts
FTSE 100 Index	(47)	3/2025	GBP	(4,813,349)	38,287
SPI 200 Index	(6)	3/2025	AUD	(756,481)	11,779
U.S. Treasury 2 Year Note	(67)	3/2025	USD	(13,775,828)	(6,766)
U.S. Treasury 5 Year Note	(24)	3/2025	USD	(2,551,313)	13,485
U.S. Treasury 10 Year Note	(127)	3/2025	USD	(13,811,250)	135,747

					192,532

					(3,093,628)

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	35,353,323	GBP	27,940,245	Bank of America	1/16/2025	378,939
USD	11,175,298	AUD	17,244,933	Bank of America	2/5/2025	501,240
USD	13,366,462	AUD	21,025,786	Barclays Bank plc	2/5/2025	352,178
USD	2,725,784	NOK	30,302,582	Bank of America	2/5/2025	63,989
USD	4,135,635	NOK	45,899,758	Barclays Bank plc	2/5/2025	103,775
USD	3,566,296	NOK	39,677,891	Deutsche Bank AG	2/5/2025	80,969
USD	5,044,408	NZD	8,647,131	Bank of America	2/5/2025	205,238
USD	1,105,058	NZD	1,911,072	HSBC Bank plc	2/5/2025	35,570
USD	8,014,046	SEK	87,791,654	Goldman Sachs International	2/5/2025	64,773
USD	13,560,455	CHF	12,021,723	UBS AG	2/27/2025	233,407
USD	20,918,914	EUR	19,885,618	Deutsche Bank AG	2/27/2025	273,093

Total unrealized appreciation						2,293,171

GBP	15,889,254	USD	20,378,937	Bank of America	1/16/2025	(489,460)
GBP	12,220,964	USD	15,498,810	Barclays Bank plc	1/16/2025	(201,138)
GBP	10,815,405	USD	13,569,497	Citibank NA	1/16/2025	(31,243)
GBP	3,268,476	USD	4,136,325	Goldman Sachs International	1/16/2025	(44,989)
GBP	5,537,778	USD	7,036,176	JPMorgan Chase Bank	1/16/2025	(104,226)
AUD	27,138,299	USD	17,636,366	UBS AG	2/5/2025	(838,633)
NOK	105,800,526	USD	9,564,916	Goldman Sachs International	2/5/2025	(271,340)
NZD	15,159,157	USD	8,865,378	Bank of America	2/5/2025	(381,903)
SEK	30,106,798	USD	2,760,376	Bank of America	2/5/2025	(34,295)
SEK	34,378,775	USD	3,125,031	Morgan Stanley	2/5/2025	(12,135)
JPY	1,533,107,161	USD	10,031,185	Bank of America	2/21/2025	(231,353)
JPY	1,419,513,093	USD	9,314,176	Deutsche Bank AG	2/21/2025	(240,453)

Total unrealized depreciation						(2,881,168)

Net unrealized depreciation						(587,997)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$32,359,788	$6,123,483	$—	$38,483,271
Consumer Discretionary	37,735,950	16,657,668	—	54,393,618
Consumer Staples	18,662,579	12,245,226	—	30,907,805
Energy	10,587,339	5,196,684	—	15,784,023
Financials	45,539,759	32,449,868	—	77,989,627
Health Care	33,990,383	18,182,262	—	52,172,645
Industrials	27,569,376	26,056,890	—	53,626,266
Information Technology	109,165,608	12,485,741	—	121,651,349
Materials	6,337,258	9,018,637	—	15,355,895
Real Estate	7,016,846	2,959,621	—	9,976,467
Utilities	7,785,115	4,774,764	—	12,559,879
Exchange Traded Funds	34,033,544	—	—	34,033,544
Forward Currency Contracts	—	2,293,171	—	2,293,171
Futures	471,753	—	—	471,753
Short-Term Investments
Investment Companies	91,552,601	—	—	91,552,601
U.S. Treasury Obligations	—	134,712,551	—	134,712,551

Total Assets	$462,807,899	$283,156,566	$—	$745,964,465

Liabilities:
Forward Currency Contracts	$—	$(2,881,168)	$—	$(2,881,168)
Futures	(3,565,381)	—	—	(3,565,381)

Total Liabilities	$(3,565,381)	$(2,881,168)	$—	$(6,446,549)

Total	$459,242,518	$280,275,398	$—	$739,517,916

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$149,232	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	2,293,171
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	322,521	*

Total		$2,764,924

	Liability Derivatives
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(6,766	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(2,881,168)
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	(3,558,615	)*

Total		$(6,446,549)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$515,466	$—	$515,466
Foreign exchange contracts	—	1,243,603	1,243,603
Equity contracts	16,676,945	—	16,676,945

Total	$17,192,411	$1,243,603	$18,436,014

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$96,103	$—	$96,103
Foreign exchange contracts	—	(1,377,034)	(1,377,034)
Equity contracts	(7,135,975)	—	(7,135,975)

Total	$(7,039,872)	$(1,377,034)	$(8,416,906)

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$104,874,000
Average notional value of contracts — short	25,478,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$100,577,000
Average settlement value sold — in USD	87,114,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$1,149,406	$(1,137,011)	$—	$12,395
Barclays Bank plc	455,953	(201,138)	—	254,815
Deutsche Bank AG	354,062	(240,453)	—	113,609
Goldman Sachs International	64,773	(64,773)	—	—
HSBC Bank plc	35,570	—	—	35,570
UBS AG	233,407	(233,407)	—	—

Total	$2,293,171	$(1,876,782)	$—	$416,389

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$1,137,011	$(1,137,011)	$—	$—
Barclays Bank plc	201,138	(201,138)	—	—
Citibank NA	31,243	—	—	31,243
Deutsche Bank AG	240,453	(240,453)	—	—
Goldman Sachs International	316,329	(64,773)	—	251,556
JPMorgan Chase Bank	104,226	—	—	104,226
Morgan Stanley	12,135	—	—	12,135
UBS AG	838,633	(233,407)	—	605,226

Total	$2,881,168	$(1,876,782)	$—	$1,004,386

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$130,213,550
Long-term U.S. government debt securities	95,400,896

$225,614,446

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,372,152
Long-term U.S. government debt securities	35,212,535

$47,584,687

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$149,589,106
Aggregate gross unrealized depreciation	(36,465,738)

Net unrealized appreciation	$113,123,368

Federal income tax cost of investments in securities and derivative instruments, if applicable	$626,394,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $629,469,814)	$743,199,541
Cash	300,000
Foreign cash (Cost $223,823)	219,008
Cash held as collateral at broker for futures	3,819,547
Due from broker for futures variation margin	3,449,657
Receivable for securities sold	3,311,223
Unrealized appreciation on forward foreign currency contracts	2,293,171
Dividends, interest and other receivables	1,817,857
Receivable for Portfolio shares sold	366,812
Securities lending income receivable	6,715
Other assets	3,032

Total assets	758,786,563

LIABILITIES
Payable for securities purchased	3,032,721
Unrealized depreciation on forward foreign currency contracts	2,881,168
Investment management fees payable	418,802
Payable for return of collateral on securities loaned	299,017
Distribution fees payable – Class IB	160,856
Administrative fees payable	80,317
Payable for Portfolio shares repurchased	798
Accrued expenses	80,448

Total liabilities	6,954,127

Commitments and contingent liabilities^
NET ASSETS	$751,832,436

Net assets were comprised of:
Paid in capital	$643,558,306
Total distributable earnings (loss)	108,274,130

Net assets	$751,832,436

Class IB
Net asset value, offering and redemption price per share, $751,832,436 / 57,099,822 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.17

(x)	Includes value of securities on loan of $2,754,805.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $429,962 foreign withholding tax)	$12,671,701
Interest	3,605,884
Securities lending (net)	82,791

Total income	16,360,376

EXPENSES
Investment management fees	4,941,216
Distribution fees – Class IB	1,647,233
Administrative fees	827,474
Custodian fees	138,700
Professional fees	75,627
Printing and mailing expenses	65,473
Trustees’ fees	20,368
Miscellaneous	21,441

Gross expenses	7,737,532
Less: Waiver from investment manager	(333,489)

Net expenses	7,404,043

NET INVESTMENT INCOME (LOSS)	8,956,333

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,267,805)
Futures contracts	17,192,411
Forward foreign currency contracts	1,243,603
Foreign currency transactions	499,274

Net realized gain (loss)	16,667,483

Change in unrealized appreciation (depreciation) on:
Investments in securities	64,781,037
Futures contracts	(7,039,872)
Forward foreign currency contracts	(1,377,034)
Foreign currency translations	(183,557)

Net change in unrealized appreciation (depreciation)	56,180,574

NET REALIZED AND UNREALIZED GAIN (LOSS)	72,848,057

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,804,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,956,333	$6,533,554
Net realized gain (loss)	16,667,483	332,014
Net change in unrealized appreciation (depreciation)	56,180,574	64,131,572

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81,804,390	70,997,140

Distributions to shareholders:
Class IB	(23,781,629)	(4,854,868)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 12,844,552 and 10,573,167 shares, respectively ]	167,115,882	118,212,444
Capital shares issued in reinvestment of dividends [ 1,758,815 and 414,791 shares, respectively ]	23,781,629	4,854,868
Capital shares repurchased [ (3,082,907) and (2,723,130) shares, respectively ]	(40,308,764)	(30,174,944)

Total Class IB transactions	150,588,747	92,892,368

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	150,588,747	92,892,368

TOTAL INCREASE (DECREASE) IN NET ASSETS	208,611,508	159,034,640
NET ASSETS:
Beginning of year	543,220,928	384,186,288

End of year	$751,832,436	$543,220,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.92		$10.30		$12.40		$11.06		$10.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.16		0.08		0.01	(x)	—	(x)#
Net realized and unrealized gain (loss)	1.51		1.57		(2.11)		1.91		0.28

Total from investment operations	1.69		1.73		(2.03)		1.92		0.28

Less distributions:
Dividends from net investment income	(0.22)		(0.11)		(0.02)		(0.02)		(0.06)
Distributions from net realized gains	(0.22)		—		(0.05)		(0.56)		(0.08)

Total dividends and distributions	(0.44)		(0.11)		(0.07)		(0.58)		(0.14)

Net asset value, end of year	$13.17		$11.92		$10.30		$12.40		$11.06

Total return	14.06%		16.81%		(16.42)%		17.37%		2.70%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$751,832		$543,221		$384,186		$418,591		$283,047
Ratio of expenses to average net assets:
After waivers (f)	1.12	%(j)	1.12	%(j)	1.16	%(k)	1.10	%(o)	1.11	%(o)
Before waivers (f)	1.17%		1.17%		1.19%		1.15%		1.18%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.36%		1.45%		0.77%		0.06	%(x)	0.03	%(x)
Before waivers (f)	1.31%		1.39%		0.74%		0.01	%(x)	(0.04	)%(x)
Portfolio turnover rate^	8%		6%		31%		7%		22%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.3%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	61,934	$1,410,237
BT Group plc	76,565	138,074
Cellnex Telecom SA (m)	6,270	198,156
Deutsche Telekom AG (Registered)	41,300	1,235,989
Elisa OYJ	1,683	72,888
HKT Trust & HKT Ltd.	44,715	55,270
Infrastrutture Wireless Italiane SpA (m)	3,976	40,420
Koninklijke KPN NV	46,016	167,545
Nippon Telegraph & Telephone Corp.	353,594	353,901
Orange SA	22,032	219,729
Singapore Telecommunications Ltd.	87,936	198,325
Swisscom AG (Registered)	306	170,141
Telecom Italia SpA (x)*	117,877	30,106
Telefonica SA (x)	46,965	191,530
Telenor ASA	7,284	81,221
Telia Co. AB	27,910	77,414
Telstra Group Ltd.	47,842	118,743
Verizon Communications, Inc.	36,335	1,453,037

		6,212,726

Entertainment (0.9%)
Bollore SE	8,435	51,900
Capcom Co. Ltd.	4,086	89,176
CTS Eventim AG & Co. KGaA	738	62,411
Electronic Arts, Inc.	2,060	301,378
Konami Group Corp.	1,197	111,388
Live Nation Entertainment, Inc.*	1,353	175,213
Netflix, Inc.*	3,690	3,288,971
Nexon Co. Ltd.	3,961	59,193
Nintendo Co. Ltd.	12,281	716,069
Sea Ltd. (ADR)*	4,381	464,824
Spotify Technology SA*	1,813	811,100
Take-Two Interactive Software, Inc.*	1,410	259,553
Toho Co. Ltd.	1,322	51,470
Universal Music Group NV	9,740	249,404
Walt Disney Co. (The)	15,631	1,740,512
Warner Bros Discovery, Inc.*	19,269	203,673

		8,636,235

Interactive Media & Services (3.1%)
Alphabet, Inc., Class A	50,434	9,547,156
Alphabet, Inc., Class C	41,079	7,823,085
Auto Trader Group plc (m)	10,586	105,093
CAR Group Ltd.	4,466	99,595
LY Corp.	33,855	89,677
Match Group, Inc.*	2,167	70,883
Meta Platforms, Inc., Class A	18,817	11,017,542
REA Group Ltd. (x)	625	90,254
Scout24 SE (m)	887	78,188
SEEK Ltd.	4,221	58,966

		28,980,439

Media (0.3%)
Charter Communications, Inc., Class A*	835	286,213
Comcast Corp., Class A	32,947	1,236,501
Dentsu Group, Inc.	2,345	56,386
Fox Corp., Class A	1,909	92,739
Fox Corp., Class B	1,139	52,098
Informa plc	15,740	157,324
Interpublic Group of Cos., Inc. (The)	3,215	90,084
News Corp., Class A	3,271	90,083
News Corp., Class B (x)	966	29,396
Omnicom Group, Inc.	1,697	146,010
Paramount Global, Class B	5,135	53,712
Publicis Groupe SA	2,708	288,923
WPP plc	12,759	132,161

		2,711,630

Wireless Telecommunication Services (0.3%)
KDDI Corp.	18,176	579,624
SoftBank Corp.	338,490	425,847
SoftBank Group Corp.	11,281	650,978
Tele2 AB, Class B	6,466	63,852
T-Mobile US, Inc.	4,207	928,611
Vodafone Group plc	262,886	224,780

		2,873,692

Total Communication Services		49,414,722

Consumer Discretionary (7.5%)
Automobile Components (0.1%)
Aisin Corp.	6,265	70,049
Aptiv plc*	2,291	138,560
BorgWarner, Inc.	1,888	60,019
Bridgestone Corp.	6,738	226,726
Cie Generale des Etablissements Michelin SCA	7,905	260,391
Continental AG	1,301	87,351
Denso Corp.	22,374	310,843
Sumitomo Electric Industries Ltd.	8,416	150,366

		1,304,305

Automobiles (1.8%)
Bayerische Motoren Werke AG	3,430	280,417
Bayerische Motoren Werke AG (Preference) (q)	662	49,646
Dr Ing hc F Porsche AG (Preference) (q)§	1,347	81,513
Ferrari NV	1,492	637,391
Ford Motor Co.	33,693	333,561
General Motors Co.	9,491	505,586
Honda Motor Co. Ltd.	53,092	496,259
Isuzu Motors Ltd.	6,690	90,763
Mercedes-Benz Group AG	8,862	493,865
Nissan Motor Co. Ltd. (x)	26,406	79,218
Porsche Automobil Holding SE (Preference) (q)	1,811	68,190
Renault SA	2,274	110,827
Stellantis NV	23,254	303,285
Subaru Corp.	6,913	122,016
Suzuki Motor Corp.	18,556	211,039
Tesla, Inc.*	24,106	9,734,967
Toyota Motor Corp.	121,458	2,397,388
Volkswagen AG (Preference) (q)	2,440	225,034
Yamaha Motor Co. Ltd.	10,976	96,673

		16,317,638

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Broadline Retail (2.1%)
Amazon.com, Inc.*	80,776	$17,721,447
eBay, Inc.	4,135	256,163
Global-e Online Ltd.*	1,185	64,618
Next plc	1,410	167,657
Pan Pacific International Holdings Corp.	4,507	122,459
Prosus NV	16,189	643,105
Rakuten Group, Inc.*	17,814	96,093
Wesfarmers Ltd.	13,429	594,549

		19,666,091

Distributors (0.0%)†
D’ieteren Group	254	42,281
Genuine Parts Co.	1,200	140,112
LKQ Corp.	2,244	82,467
Pool Corp.	328	111,829

		376,689

Diversified Consumer Services (0.0%)†
Pearson plc	7,093	113,838

Hotels, Restaurants & Leisure (1.2%)
Accor SA	2,306	112,363
Airbnb, Inc., Class A*	3,736	490,948
Amadeus IT Group SA	5,332	376,679
Aristocrat Leisure Ltd.	6,703	283,613
Booking Holdings, Inc.	286	1,420,968
Caesars Entertainment, Inc.*	1,834	61,292
Carnival Corp.*	8,966	223,433
Chipotle Mexican Grill, Inc.*	11,761	709,188
Compass Group plc	20,081	669,211
Darden Restaurants, Inc.	1,014	189,304
Delivery Hero SE (m)(x)*	2,208	62,007
Domino’s Pizza, Inc.	298	125,089
Entain plc	7,185	61,813
Evolution AB (m)	2,005	154,273
Expedia Group, Inc.*	1,060	197,510
Galaxy Entertainment Group Ltd.	25,465	108,199
Genting Singapore Ltd.	71,727	40,180
Hilton Worldwide Holdings, Inc.	2,104	520,025
InterContinental Hotels Group plc	1,884	234,773
La Francaise des Jeux SACA (m)	1,205	46,458
Las Vegas Sands Corp.	3,004	154,285
Lottery Corp. Ltd. (The)	26,331	80,510
Marriott International, Inc., Class A	1,991	555,370
McDonald’s Corp.	6,185	1,792,970
McDonald’s Holdings Co. Japan Ltd.	1,006	39,491
MGM Resorts International*	1,953	67,671
Norwegian Cruise Line Holdings Ltd.*	3,795	97,645
Oriental Land Co. Ltd.	12,903	278,848
Royal Caribbean Cruises Ltd.	2,135	492,523
Sands China Ltd.*	28,793	77,482
Sodexo SA	1,047	86,275
Starbucks Corp.	9,784	892,790
Whitbread plc	2,123	78,298
Wynn Resorts Ltd.	799	68,842
Yum! Brands, Inc.	2,409	323,191
Zensho Holdings Co. Ltd.	1,104	62,568

		11,236,085

Household Durables (0.4%)
Barratt Redrow plc	16,306	89,840
Berkeley Group Holdings plc	1,209	59,028
DR Horton, Inc.	2,517	351,927
Garmin Ltd.	1,326	273,501
Lennar Corp., Class A	2,061	281,059
Mohawk Industries, Inc.*	452	53,847
NVR, Inc.*	26	212,651
Panasonic Holdings Corp.	27,614	287,327
Persimmon plc	3,784	56,751
PulteGroup, Inc.	1,770	192,753
SEB SA	295	26,738
Sekisui House Ltd.	7,102	169,229
Sony Group Corp.	73,825	1,561,570
Taylor Wimpey plc	41,876	64,010

		3,680,231

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	7,034	167,526
Hasbro, Inc.	1,132	63,290
Shimano, Inc.	897	121,093

		351,909

Specialty Retail (1.1%)
AutoZone, Inc.*	146	467,492
Avolta AG	1,083	43,263
Best Buy Co., Inc.	1,687	144,745
CarMax, Inc.*	1,337	109,313
Fast Retailing Co. Ltd.	2,287	773,428
H & M Hennes & Mauritz AB, Class B (x)	6,701	90,341
Home Depot, Inc. (The)	8,574	3,335,200
Industria de Diseno Textil SA	12,909	663,776
JD Sports Fashion plc	30,658	36,807
Kingfisher plc	21,588	67,214
Lowe’s Cos., Inc.	4,897	1,208,580
Nitori Holdings Co. Ltd.	944	111,979
O’Reilly Automotive, Inc.*	498	590,528
Ross Stores, Inc.	2,864	433,237
TJX Cos., Inc. (The)	9,735	1,176,085
Tractor Supply Co.	4,611	244,660
Ulta Beauty, Inc.*	407	177,016
Zalando SE (m)*	2,654	89,036
ZOZO, Inc. (x)	1,565	48,376

		9,811,076

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,917	470,829
Asics Corp.	8,100	157,928
Cie Financiere Richemont SA (Registered)	6,361	970,258
Deckers Outdoor Corp.*	1,311	266,251
Hermes International SCA	375	901,966
Kering SA	881	217,423
Lululemon Athletica, Inc.*	975	372,850
LVMH Moet Hennessy Louis Vuitton SE	3,255	2,142,710
Moncler SpA	2,763	145,917
NIKE, Inc., Class B	10,277	777,661
Pandora A/S	970	177,595
Puma SE	1,249	57,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Ralph Lauren Corp.	347	$80,150
Swatch Group AG (The)	342	62,171
Tapestry, Inc.	2,011	131,379

		6,932,371

Total Consumer Discretionary		69,790,233

Consumer Staples (4.2%)
Beverages (0.8%)
Anheuser-Busch InBev SA/NV	10,634	531,485
Asahi Group Holdings Ltd.	17,133	179,635
Brown-Forman Corp., Class B (x)	1,572	59,705
Carlsberg A/S, Class B	1,130	108,331
Coca-Cola Co. (The)	33,464	2,083,469
Coca-Cola Europacific Partners plc	2,451	188,261
Coca-Cola HBC AG	2,570	87,899
Constellation Brands, Inc., Class A	1,348	297,908
Davide Campari-Milano NV (x)	7,283	45,404
Diageo plc	26,329	836,392
Heineken Holding NV	1,533	91,863
Heineken NV	3,408	242,523
Keurig Dr Pepper, Inc.	9,718	312,142
Kirin Holdings Co. Ltd.	9,211	119,573
Molson Coors Beverage Co., Class B	1,508	86,439
Monster Beverage Corp.*	6,044	317,673
PepsiCo, Inc.	11,842	1,800,694
Pernod Ricard SA	2,398	270,752
Suntory Beverage & Food Ltd.	1,618	51,377
Treasury Wine Estates Ltd.	9,599	67,315

		7,778,840

Consumer Staples Distribution & Retail (1.2%)
Aeon Co. Ltd. (x)	7,747	181,240
Carrefour SA	6,416	91,250
Coles Group Ltd.	15,859	185,423
Costco Wholesale Corp.	3,824	3,503,817
Dollar General Corp.	1,898	143,906
Dollar Tree, Inc.*	1,744	130,695
Endeavour Group Ltd.	18,009	46,816
J Sainsbury plc	20,914	71,635
Jeronimo Martins SGPS SA	3,350	64,023
Kesko OYJ, Class B	3,231	60,849
Kobe Bussan Co. Ltd.	1,828	40,174
Koninklijke Ahold Delhaize NV	10,999	358,775
Kroger Co. (The)	5,745	351,307
Marks & Spencer Group plc	24,264	114,062
MatsukiyoCocokara & Co.	3,955	57,578
Seven & i Holdings Co. Ltd.	26,185	410,041
Sysco Corp.	4,240	324,190
Target Corp.	3,976	537,476
Tesco plc	81,092	373,895
Walgreens Boots Alliance, Inc. (x)	6,194	57,790
Walmart, Inc.	37,466	3,385,053
Woolworths Group Ltd.	14,455	272,792

		10,762,787

Food Products (0.8%)
Ajinomoto Co., Inc.	5,459	222,291
Archer-Daniels-Midland Co.	4,127	208,496
Associated British Foods plc	3,950	101,026
Barry Callebaut AG (Registered)	42	55,714
Bunge Global SA	1,205	93,701
Campbell’s Co. (The)	1,695	70,987
Chocoladefabriken Lindt & Spruengli AG	12	133,192
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	110,184
Conagra Brands, Inc.	4,120	114,330
Danone SA	7,640	515,353
General Mills, Inc.	4,792	305,586
Hershey Co. (The)	1,275	215,921
Hormel Foods Corp.	2,509	78,707
J M Smucker Co. (The)	918	101,090
JDE Peet’s NV (x)	1,442	24,691
Kellanova	2,321	187,931
Kerry Group plc, Class A	1,812	175,027
Kikkoman Corp. (x)	7,980	88,394
Kraft Heinz Co. (The)	7,619	233,979
Lamb Weston Holdings, Inc.	1,231	82,268
Lotus Bakeries NV	5	55,832
McCormick & Co., Inc. (Non-Voting)	2,177	165,974
Meiji Holdings Co. Ltd.	2,786	56,644
Mondelez International, Inc., Class A	11,542	689,404
Mowi ASA	5,506	94,143
Nestle SA (Registered)	31,001	2,544,674
Nissin Foods Holdings Co. Ltd.	2,371	57,269
Orkla ASA	8,293	71,615
Salmar ASA	781	37,066
Tyson Foods, Inc., Class A	2,467	141,704
WH Group Ltd. (m)	98,515	76,233
Wilmar International Ltd.	23,161	52,575
Yakult Honsha Co. Ltd. (x)	2,997	56,735

		7,218,736

Household Products (0.6%)
Church & Dwight Co., Inc.	2,115	221,462
Clorox Co. (The)	1,068	173,454
Colgate-Palmolive Co.	7,052	641,097
Essity AB, Class B	7,216	192,879
Henkel AG & Co. KGaA	1,229	94,716
Henkel AG & Co. KGaA (Preference) (q)	2,003	175,830
Kimberly-Clark Corp.	2,878	377,133
Procter & Gamble Co. (The)	20,327	3,407,822
Reckitt Benckiser Group plc	8,181	494,986
Unicharm Corp.	13,302	109,737

		5,889,116

Personal Care Products (0.4%)
Beiersdorf AG	1,174	150,779
Estee Lauder Cos., Inc. (The), Class A	2,015	151,085
Haleon plc	91,068	430,266
Kao Corp.	5,534	223,769
Kenvue, Inc.	16,549	353,321
L’Oreal SA	2,842	1,006,367
Shiseido Co. Ltd.	4,694	82,582
Unilever plc	29,373	1,672,393

		4,070,562

Tobacco (0.4%)
Altria Group, Inc.	14,629	764,950
British American Tobacco plc	23,574	849,954
Imperial Brands plc	9,494	303,438
Japan Tobacco, Inc.	14,176	364,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Philip Morris International, Inc.	13,420	$1,615,097

		3,898,327

Total Consumer Staples		39,618,368

Energy (2.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	8,541	350,352
Halliburton Co.	7,583	206,182
Schlumberger NV	12,189	467,326
Tenaris SA	4,814	90,140

		1,114,000

Oil, Gas & Consumable Fuels (2.1%)
Aker BP ASA	3,738	73,010
APA Corp.	3,193	73,726
BP plc	191,379	941,578
Chevron Corp.	14,426	2,089,462
ConocoPhillips	11,165	1,107,233
Coterra Energy, Inc.	6,358	162,383
Devon Energy Corp.	5,670	185,579
Diamondback Energy, Inc.	1,613	264,258
ENEOS Holdings, Inc.	32,267	167,850
Eni SpA	27,210	369,087
EOG Resources, Inc.	4,855	595,126
EQT Corp.	5,150	237,467
Equinor ASA	9,914	232,180
Exxon Mobil Corp.	37,936	4,080,776
Galp Energia SGPS SA	5,498	90,837
Hess Corp.	2,386	317,362
Idemitsu Kosan Co. Ltd.	10,665	69,649
Inpex Corp.	10,405	130,204
Kinder Morgan, Inc.	16,683	457,114
Marathon Petroleum Corp.	2,774	386,973
Neste OYJ	5,005	62,876
Occidental Petroleum Corp.	5,832	288,159
OMV AG	1,742	67,394
ONEOK, Inc.	5,042	506,217
Phillips 66	3,565	406,160
Repsol SA	13,932	168,704
Santos Ltd.	38,430	158,892
Shell plc	73,408	2,275,431
Targa Resources Corp.	1,882	335,937
Texas Pacific Land Corp. (x)	163	180,272
TotalEnergies SE	25,533	1,411,549
Valero Energy Corp.	2,733	335,038
Williams Cos., Inc. (The)	10,522	569,451
Woodside Energy Group Ltd.	22,471	342,147

		19,140,081

Total Energy		20,254,081

Financials (10.7%)
Banks (4.0%)
ABN AMRO Bank NV (CVA) (m)	5,420	83,597
AIB Group plc	22,039	121,679
ANZ Group Holdings Ltd.	35,242	622,544
Banco Bilbao Vizcaya Argentaria SA	68,204	667,775
Banco BPM SpA	15,236	123,270
Banco de Sabadell SA	64,360	125,135
Banco Santander SA	183,339	847,861
Bank Hapoalim BM	14,958	181,117
Bank Leumi Le-Israel BM	17,841	212,738
Bank of America Corp.	57,619	2,532,355
Bank of Ireland Group plc	11,880	108,366
Banque Cantonale Vaudoise (Registered)	356	32,751
Barclays plc	171,987	577,355
BNP Paribas SA	12,043	738,754
BOC Hong Kong Holdings Ltd.	43,620	140,127
BPER Banca SpA	11,772	74,785
CaixaBank SA	47,302	256,552
Chiba Bank Ltd. (The)	6,750	52,380
Citigroup, Inc.	16,325	1,149,117
Citizens Financial Group, Inc.	3,804	166,463
Commerzbank AG	11,214	182,657
Commonwealth Bank of Australia	19,802	1,878,301
Concordia Financial Group Ltd.	12,445	68,812
Credit Agricole SA	12,594	173,375
Danske Bank A/S	8,162	230,971
DBS Group Holdings Ltd.	23,451	750,762
DNB Bank ASA	10,596	211,280
Erste Group Bank AG	3,984	246,193
Fifth Third Bancorp	5,788	244,717
FinecoBank Banca Fineco SpA	7,228	125,716
Hang Seng Bank Ltd.	8,859	108,989
HSBC Holdings plc	215,403	2,117,664
Huntington Bancshares, Inc.	12,540	204,026
ING Groep NV	39,092	612,666
Intesa Sanpaolo SpA	173,090	692,510
Israel Discount Bank Ltd., Class A	14,634	100,311
Japan Post Bank Co. Ltd.	17,076	162,026
JPMorgan Chase & Co.	24,301	5,825,193
KBC Group NV	2,716	209,709
KeyCorp	8,556	146,650
Lloyds Banking Group plc	725,847	497,779
M&T Bank Corp.	1,432	269,230
Mediobanca Banca di Credito Finanziario SpA	5,912	86,177
Mitsubishi UFJ Financial Group, Inc.	131,368	1,538,998
Mizrahi Tefahot Bank Ltd.	1,834	79,505
Mizuho Financial Group, Inc.	28,500	696,914
National Australia Bank Ltd.	36,374	835,258
NatWest Group plc	83,542	420,541
Nordea Bank Abp	37,337	405,090
Oversea-Chinese Banking Corp. Ltd.	40,008	488,949
PNC Financial Services Group, Inc. (The)	3,425	660,511
Regions Financial Corp.	7,845	184,514
Resona Holdings, Inc.	24,739	179,744
Shizuoka Financial Group, Inc.	5,165	41,829
Skandinaviska Enskilda Banken AB, Class A	18,777	257,105
Societe Generale SA	8,523	239,783
Standard Chartered plc	24,868	307,773
Sumitomo Mitsui Financial Group, Inc.	44,122	1,063,792
Sumitomo Mitsui Trust Group, Inc.	7,662	179,609
Svenska Handelsbanken AB, Class A	17,259	178,204
Swedbank AB, Class A	10,046	198,201
Truist Financial Corp.	11,459	497,091
UniCredit SpA	17,433	695,717
United Overseas Bank Ltd.	15,243	405,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
US Bancorp	13,465	$644,031
Wells Fargo & Co.	28,738	2,018,557
Westpac Banking Corp.	40,683	813,842

		36,991,498

Capital Markets (2.1%)
3i Group plc	11,519	513,951
Ameriprise Financial, Inc.	837	445,644
Amundi SA (m)	726	48,280
ASX Ltd.	2,294	92,405
Bank of New York Mellon Corp. (The)	6,276	482,185
Blackrock, Inc.	1,257	1,288,563
Blackstone, Inc.	6,232	1,074,521
Cboe Global Markets, Inc.	904	176,642
Charles Schwab Corp. (The)	12,903	954,951
CME Group, Inc.	3,110	722,235
CVC Capital Partners plc*§	2,515	55,386
Daiwa Securities Group, Inc.	15,769	103,823
Deutsche Bank AG (Registered)	22,427	386,545
Deutsche Boerse AG	2,228	513,388
EQT AB	4,405	122,000
Euronext NV (m)	925	103,769
FactSet Research Systems, Inc.	328	157,532
Franklin Resources, Inc.	2,667	54,113
Futu Holdings Ltd. (ADR)	638	51,034
Goldman Sachs Group, Inc. (The)	2,709	1,551,228
Hargreaves Lansdown plc	4,208	57,843
Hong Kong Exchanges & Clearing Ltd.	14,266	541,497
Intercontinental Exchange, Inc.	4,956	738,494
Invesco Ltd.	3,879	67,805
Japan Exchange Group, Inc.	11,782	131,089
Julius Baer Group Ltd.	2,438	157,529
KKR & Co., Inc.	5,827	861,872
London Stock Exchange Group plc	5,658	799,345
Macquarie Group Ltd.	4,285	587,860
MarketAxess Holdings, Inc.	325	73,463
Moody’s Corp.	1,345	636,683
Morgan Stanley	10,707	1,346,084
MSCI, Inc.	676	405,607
Nasdaq, Inc.	3,572	276,151
Nomura Holdings, Inc.	35,562	207,145
Northern Trust Corp.	1,711	175,377
Partners Group Holding AG	269	364,799
Raymond James Financial, Inc.	1,579	245,266
S&P Global, Inc.	2,741	1,365,100
SBI Holdings, Inc.	3,195	79,920
Schroders plc	9,535	38,628
Singapore Exchange Ltd.	9,648	90,005
State Street Corp.	2,530	248,319
T. Rowe Price Group, Inc.	1,918	216,907
UBS Group AG (Registered)	38,916	1,188,668

		19,799,651

Consumer Finance (0.3%)
American Express Co.	4,804	1,425,779
Capital One Financial Corp.	3,293	587,208
Discover Financial Services	2,167	375,389
Synchrony Financial	3,361	218,465

		2,606,841

Financial Services (2.2%)
Adyen NV (m)*	257	382,549
Apollo Global Management, Inc.	3,858	637,187
Berkshire Hathaway, Inc., Class B*	15,821	7,171,343
Corpay, Inc.*	602	203,729
Edenred SE	2,899	95,343
Eurazeo SE	495	36,892
EXOR NV	1,176	107,868
Fidelity National Information Services, Inc.	4,647	375,338
Fiserv, Inc.*	4,911	1,008,818
Global Payments, Inc.	2,197	246,196
Groupe Bruxelles Lambert NV	982	67,186
Industrivarden AB, Class A	1,438	45,429
Industrivarden AB, Class C (x)	1,899	59,947
Infratil Ltd.	10,862	76,574
Investor AB, Class B	20,483	541,818
Jack Henry & Associates, Inc.	630	110,439
L E Lundbergforetagen AB, Class B	899	40,724
M&G plc	26,752	66,262
Mastercard, Inc., Class A	7,075	3,725,483
Mitsubishi HC Capital, Inc.	10,396	68,810
Nexi SpA (m)*	6,090	33,814
ORIX Corp.	13,679	292,795
PayPal Holdings, Inc.*	8,653	738,533
Sofina SA	182	41,174
Visa, Inc., Class A	14,916	4,714,053
Washington H Soul Pattinson & Co. Ltd.	2,826	59,856
Wise plc, Class A*	7,882	105,187

		21,053,347

Insurance (2.1%)
Admiral Group plc	3,080	101,949
Aegon Ltd.	15,973	94,641
Aflac, Inc.	4,316	446,447
Ageas SA/NV	1,890	91,819
AIA Group Ltd.	129,341	937,585
Allianz SE (Registered)	4,635	1,420,565
Allstate Corp. (The)	2,286	440,718
American International Group, Inc.	5,384	391,955
Aon plc, Class A	1,867	670,552
Arch Capital Group Ltd.	3,234	298,660
Arthur J Gallagher & Co.	1,894	537,612
ASR Nederland NV	1,875	88,915
Assurant, Inc.	443	94,456
Aviva plc	31,677	185,909
AXA SA	20,837	740,763
Baloise Holding AG (Registered)	515	93,109
Brown & Brown, Inc.	2,049	209,039
Chubb Ltd.	3,236	894,107
Cincinnati Financial Corp.	1,349	193,851
Dai-ichi Life Holdings, Inc.	10,665	283,659
Erie Indemnity Co., Class A	215	88,629
Everest Group Ltd.	371	134,473
Generali	11,144	314,805
Gjensidige Forsikring ASA	2,366	41,754
Globe Life, Inc.	725	80,852
Hannover Rueck SE	713	178,287
Hartford Financial Services Group, Inc. (The)	2,502	273,719

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Helvetia Holding AG (Registered)	439	$72,288
Insurance Australia Group Ltd.	28,046	146,858
Japan Post Holdings Co. Ltd.	22,790	214,420
Japan Post Insurance Co. Ltd.	2,305	42,168
Legal & General Group plc	69,780	200,748
Loews Corp.	1,560	132,116
Marsh & McLennan Cos., Inc.	4,239	900,406
Medibank Pvt Ltd.	32,580	76,427
MetLife, Inc.	5,020	411,038
MS&AD Insurance Group Holdings, Inc.	15,251	332,406
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,583	797,828
NN Group NV	3,204	139,625
Phoenix Group Holdings plc	8,294	52,955
Poste Italiane SpA (m)	5,408	76,289
Principal Financial Group, Inc.	1,816	140,577
Progressive Corp. (The)	5,056	1,211,468
Prudential Financial, Inc.	3,073	364,243
Prudential plc	31,898	254,374
QBE Insurance Group Ltd.	17,813	211,687
Sampo OYJ, Class A	5,855	238,885
Sompo Holdings, Inc.	10,560	277,018
Suncorp Group Ltd.	15,055	177,141
Swiss Life Holding AG (Registered)	340	262,057
Swiss Re AG	3,570	515,989
T&D Holdings, Inc.	5,825	106,388
Talanx AG	764	65,013
Tokio Marine Holdings, Inc.	22,249	798,018
Travelers Cos., Inc. (The)	1,960	472,144
Tryg A/S	4,011	84,431
Unipol Gruppo SpA	4,668	58,158
W.R. Berkley Corp.	2,598	152,035
Willis Towers Watson plc	869	272,206
Zurich Insurance Group AG	1,732	1,028,595

		19,614,829

Total Financials		100,066,166

Health Care (7.2%)
Biotechnology (0.9%)
AbbVie, Inc.	15,253	2,710,458
Amgen, Inc.	4,640	1,209,370
Argenx SE*	708	440,029
Biogen, Inc.*	1,258	192,373
CSL Ltd.	5,730	998,647
Genmab A/S*	744	154,044
Gilead Sciences, Inc.	10,757	993,624
Grifols SA*	3,529	33,441
Incyte Corp.*	1,380	95,317
Moderna, Inc.*	2,923	121,538
Regeneron Pharmaceuticals, Inc.*	909	647,508
Swedish Orphan Biovitrum AB*	2,316	66,470
Vertex Pharmaceuticals, Inc.*	2,223	895,202
Zealand Pharma A/S*	756	75,177

		8,633,198

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	14,971	1,693,370
Alcon AG	5,914	501,035
Align Technology, Inc.*	606	126,357
Baxter International, Inc.	4,407	128,508
Becton Dickinson & Co.	2,495	566,041
BioMerieux	490	52,533
Boston Scientific Corp.*	12,721	1,136,240
Carl Zeiss Meditec AG	476	22,445
Cochlear Ltd.	775	139,051
Coloplast A/S, Class B	1,492	162,998
Cooper Cos., Inc. (The)*	1,719	158,028
Demant A/S*	1,046	38,414
Dexcom, Inc.*	3,371	262,163
DiaSorin SpA	265	27,325
Edwards Lifesciences Corp.*	5,091	376,887
EssilorLuxottica SA	3,517	858,311
Fisher & Paykel Healthcare Corp. Ltd.	6,935	148,997
GE HealthCare Technologies, Inc.	3,944	308,342
Getinge AB, Class B	2,706	44,400
Hologic, Inc.*	2,005	144,540
Hoya Corp.	4,123	512,964
IDEXX Laboratories, Inc.*	707	292,302
Insulet Corp.*	605	157,947
Intuitive Surgical, Inc.*	3,074	1,604,505
Koninklijke Philips NV*	9,454	238,947
Medtronic plc	11,070	884,272
Olympus Corp.	13,906	207,344
ResMed, Inc.	1,267	289,750
Siemens Healthineers AG (m)	3,337	176,980
Smith & Nephew plc	10,344	128,383
Solventum Corp.*	1,193	78,810
Sonova Holding AG (Registered)	600	195,559
STERIS plc	852	175,137
Straumann Holding AG (Registered) (x)	1,321	166,439
Stryker Corp.	2,961	1,066,108
Sysmex Corp.	5,955	109,368
Teleflex, Inc.	401	71,370
Terumo Corp.	15,920	306,672
Zimmer Biomet Holdings, Inc.	1,718	181,472

		13,740,314

Health Care Providers & Services (1.0%)
Amplifon SpA	1,473	37,918
Cardinal Health, Inc.	2,089	247,066
Cencora, Inc.	1,514	340,165
Centene Corp.*	4,358	264,008
Cigna Group (The)	2,401	663,012
CVS Health Corp.	10,862	487,595
DaVita, Inc.*	389	58,175
Elevance Health, Inc.	2,002	738,538
Fresenius Medical Care AG	2,430	110,583
Fresenius SE & Co. KGaA*	4,998	173,732
HCA Healthcare, Inc.	1,574	472,436
Henry Schein, Inc.*	1,076	74,459
Humana, Inc.	1,039	263,605
Labcorp Holdings, Inc.	722	165,569
McKesson Corp.	1,096	624,621
Molina Healthcare, Inc.*	494	143,779
NMC Health plc (r)*	907	—
Quest Diagnostics, Inc.	963	145,278
Ramsay Health Care Ltd.	2,179	46,584
Sonic Healthcare Ltd.	5,399	90,260
UnitedHealth Group, Inc.	7,943	4,018,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	507	$90,966

		9,256,395

Health Care Technology (0.0%)†
M3, Inc.	5,247	45,884
Pro Medicus Ltd.	680	105,272

		151,156

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	2,480	333,163
Bachem Holding AG	399	25,446
Bio-Techne Corp.	1,371	98,753
Charles River Laboratories International, Inc.*	441	81,409
Danaher Corp.	5,549	1,273,773
Eurofins Scientific SE	1,598	81,622
IQVIA Holdings, Inc.*	1,488	292,407
Lonza Group AG (Registered)	855	504,622
Mettler-Toledo International, Inc.*	182	222,710
QIAGEN NV*	2,625	117,061
Revvity, Inc.	1,050	117,191
Sartorius AG (Preference) (q)	310	69,170
Sartorius Stedim Biotech	345	67,435
Thermo Fisher Scientific, Inc.	3,302	1,717,799
Waters Corp.*	513	190,313
West Pharmaceutical Services, Inc.	625	204,725

		5,397,599

Pharmaceuticals (3.2%)
Astellas Pharma, Inc.	21,430	207,630
AstraZeneca plc	18,344	2,403,961
Bayer AG (Registered)	11,625	232,557
Bristol-Myers Squibb Co.	17,506	990,139
Chugai Pharmaceutical Co. Ltd.	7,945	349,902
Daiichi Sankyo Co. Ltd.	20,768	570,208
Eisai Co. Ltd.	3,032	82,899
Eli Lilly and Co.	6,801	5,250,372
Galderma Group AG*	985	109,221
GSK plc	49,048	826,794
Hikma Pharmaceuticals plc	1,969	49,127
Ipsen SA	446	51,142
Johnson & Johnson	20,781	3,005,348
Kyowa Kirin Co. Ltd.	2,880	43,250
Merck & Co., Inc.	21,834	2,172,046
Merck KGaA	1,529	221,565
Novartis AG (Registered)	23,321	2,261,513
Novo Nordisk A/S, Class B	38,106	3,255,318
Ono Pharmaceutical Co. Ltd.	4,378	45,422
Orion OYJ, Class B	1,279	56,687
Otsuka Holdings Co. Ltd.	5,233	283,911
Pfizer, Inc.	48,915	1,297,715
Recordati Industria Chimica e Farmaceutica SpA	1,237	64,954
Roche Holding AG (BMV Mexico Stock Exchange)	8,313	2,333,230
Roche Holding AG (OTC US Exchange)	379	112,975
Sandoz Group AG	4,845	198,097
Sanofi SA	13,513	1,312,120
Shionogi & Co. Ltd.	8,908	124,885
Takeda Pharmaceutical Co. Ltd.	18,853	496,819
Teva Pharmaceutical Industries Ltd. (ADR)*	13,405	295,446
UCB SA	1,496	297,839
Viatris, Inc.	10,302	128,260
Zoetis, Inc.	3,894	634,450

		29,765,802

Total Health Care		66,944,464

Industrials (7.4%)
Aerospace & Defense (1.4%)
Airbus SE	7,031	1,127,272
Axon Enterprise, Inc.*	625	371,450
BAE Systems plc	35,763	514,203
Boeing Co. (The)*	6,453	1,142,181
Dassault Aviation SA	232	47,391
Elbit Systems Ltd.	316	82,835
General Dynamics Corp.	2,227	586,792
General Electric Co.	9,342	1,558,152
Howmet Aerospace, Inc.	3,507	383,561
Huntington Ingalls Industries, Inc.	338	63,872
Kongsberg Gruppen ASA	1,041	117,121
L3Harris Technologies, Inc.	1,637	344,228
Leonardo SpA	4,788	128,607
Lockheed Martin Corp.	1,821	884,897
Melrose Industries plc	15,256	105,770
MTU Aero Engines AG	637	212,434
Northrop Grumman Corp.	1,182	554,701
Rheinmetall AG	516	328,486
Rolls-Royce Holdings plc*	100,648	716,443
RTX Corp.	11,489	1,329,507
Saab AB, Class B	3,789	80,066
Safran SA	4,297	944,067
Singapore Technologies Engineering Ltd.	18,170	62,001
Textron, Inc.	1,601	122,461
Thales SA	1,097	157,552
TransDigm Group, Inc.	485	614,631

		12,580,681

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,020	105,387
Deutsche Post AG	12,071	424,919
DSV A/S	2,419	514,805
Expeditors International of Washington, Inc.	1,208	133,810
FedEx Corp.	1,940	545,780
InPost SA*	2,662	45,525
SG Holdings Co. Ltd. (x)	3,805	36,296
United Parcel Service, Inc., Class B	6,313	796,069

		2,602,591

Building Products (0.4%)
A.O. Smith Corp.	1,028	70,120
AGC, Inc.	2,275	66,451
Allegion plc	750	98,010
Assa Abloy AB, Class B	11,862	349,939
Builders FirstSource, Inc.*	993	141,930
Carrier Global Corp.	7,227	493,315
Cie de Saint-Gobain SA	5,368	476,530
Daikin Industries Ltd.	3,098	363,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Geberit AG (Registered)	396	$224,515
Johnson Controls International plc	5,739	452,979
Kingspan Group plc	1,829	133,472
Lennox International, Inc.	277	168,776
Masco Corp.	1,862	135,125
Nibe Industrier AB, Class B (x)	17,928	70,114
ROCKWOOL A/S, Class B	111	39,358
TOTO Ltd.	1,645	39,491
Trane Technologies plc	1,942	717,278

		4,040,764

Commercial Services & Supplies (0.3%)
Brambles Ltd.	16,481	196,265
Cintas Corp.	2,959	540,609
Copart, Inc.*	7,567	434,270
Dai Nippon Printing Co. Ltd.	4,628	64,893
Rentokil Initial plc	29,872	149,886
Republic Services, Inc.	1,757	353,473
Rollins, Inc.	2,425	112,399
Secom Co. Ltd.	4,960	167,705
Securitas AB, Class B	5,818	72,004
TOPPAN Holdings, Inc.	2,877	76,220
Veralto Corp.	2,135	217,450
Waste Management, Inc.	3,153	636,244

		3,021,418

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,089	104,819
Bouygues SA	2,243	66,310
Eiffage SA	869	76,261
Ferrovial SE	5,631	236,815
Kajima Corp.	4,725	85,788
Obayashi Corp.	7,666	101,383
Quanta Services, Inc.	1,274	402,648
Skanska AB, Class B	4,026	84,671
Taisei Corp.	1,909	80,141
Vinci SA	5,920	611,629

		1,850,465

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	18,713	1,011,163
AMETEK, Inc.	1,997	359,979
Eaton Corp. plc	3,411	1,132,009
Emerson Electric Co.	4,922	609,984
Fuji Electric Co. Ltd.	1,602	85,857
Fujikura Ltd.	3,000	122,844
GE Vernova, Inc.	2,381	783,182
Generac Holdings, Inc.*	514	79,696
Hubbell, Inc., Class B	463	193,946
Legrand SA	3,104	302,365
Mitsubishi Electric Corp.	22,510	380,017
Nidec Corp.	9,878	177,478
Prysmian SpA	3,324	212,316
Rockwell Automation, Inc.	974	278,360
Schneider Electric SE	6,470	1,614,500
Siemens Energy AG*	7,568	394,931
Vestas Wind Systems A/S*	11,949	162,915

		7,901,542

Ground Transportation (0.5%)
Central Japan Railway Co.	9,100	170,525
CSX Corp.	16,645	537,134
East Japan Railway Co.	10,770	190,307
Grab Holdings Ltd., Class A*	25,003	118,014
Hankyu Hanshin Holdings, Inc.	2,725	70,930
JB Hunt Transport Services, Inc.	688	117,414
MTR Corp. Ltd.	18,624	64,984
Norfolk Southern Corp.	1,953	458,369
Old Dominion Freight Line, Inc.	1,622	286,121
Tokyu Corp.	6,268	66,934
Uber Technologies, Inc.*	18,175	1,096,316
Union Pacific Corp.	5,233	1,193,333
West Japan Railway Co.	5,234	92,497

		4,462,878

Industrial Conglomerates (0.6%)
3M Co.	4,700	606,723
CK Hutchison Holdings Ltd.	31,535	168,503
DCC plc	1,170	75,287
Hikari Tsushin, Inc.	246	53,596
Hitachi Ltd.	54,905	1,351,742
Honeywell International, Inc.	5,613	1,267,920
Investment AB Latour, Class B	1,752	43,685
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,812	74,038
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	100	4,097
Keppel Ltd.	16,985	85,071
Lifco AB, Class B	2,758	79,936
Sekisui Chemical Co. Ltd.	4,495	77,548
Siemens AG (Registered)	8,992	1,756,204
Smiths Group plc	4,076	87,716
Swire Pacific Ltd., Class A	4,757	43,150

		5,775,216

Machinery (1.3%)
Alfa Laval AB	3,423	143,736
Alstom SA*	4,095	91,453
Atlas Copco AB, Class A	31,788	485,445
Atlas Copco AB, Class B	18,469	249,639
Caterpillar, Inc.	4,167	1,511,621
Cummins, Inc.	1,184	412,742
Daifuku Co. Ltd.	3,791	78,366
Daimler Truck Holding AG	5,842	222,991
Deere & Co.	2,196	930,445
Dover Corp.	1,184	222,118
Epiroc AB, Class A	7,796	135,758
Epiroc AB, Class B	4,613	71,921
FANUC Corp.	11,205	293,136
Fortive Corp.	2,995	224,625
GEA Group AG	1,835	90,898
Hitachi Construction Machinery Co. Ltd. (x)	1,263	27,928
Hoshizaki Corp.	1,289	50,863
IDEX Corp.	654	136,876
Illinois Tool Works, Inc.	2,319	588,006
Indutrade AB	3,232	80,907
Ingersoll Rand, Inc.	3,479	314,710
Knorr-Bremse AG	858	62,526
Komatsu Ltd.	10,389	285,886

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Kone OYJ, Class B	4,022	$195,871
Kubota Corp.	11,173	129,250
Makita Corp.	2,776	84,628
Metso OYJ	7,355	68,459
Minebea Mitsumi, Inc.	4,269	68,655
Mitsubishi Heavy Industries Ltd.	37,890	528,245
Nordson Corp.	469	98,134
Otis Worldwide Corp.	3,448	319,319
PACCAR, Inc.	4,655	484,213
Parker-Hannifin Corp.	1,111	706,629
Pentair plc	1,426	143,513
Rational AG	61	52,067
Sandvik AB	12,616	226,181
Schindler Holding AG	482	132,955
Schindler Holding AG (Registered)	278	75,807
SKF AB, Class B	4,033	75,662
SMC Corp.	654	255,012
Snap-on, Inc.	453	153,784
Spirax Group plc	871	74,747
Stanley Black & Decker, Inc.	1,331	106,866
Techtronic Industries Co. Ltd.	16,452	217,125
Toyota Industries Corp.	1,909	153,823
Trelleborg AB, Class B	2,520	86,276
VAT Group AG (m)	319	120,643
Volvo AB, Class A	2,369	57,850
Volvo AB, Class B	18,798	456,301
Wartsila OYJ Abp	5,950	105,507
Westinghouse Air Brake Technologies Corp.	1,484	281,352
Xylem, Inc.	2,097	243,294
Yangzijiang Shipbuilding Holdings Ltd.	31,000	67,872
Yaskawa Electric Corp. (x)	2,697	68,772

		12,551,408

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A (x)	35	56,120
AP Moller - Maersk A/S, Class B	54	89,465
Kawasaki Kisen Kaisha Ltd. (x)	4,363	62,508
Kuehne + Nagel International AG (Registered)	571	130,714
Mitsui OSK Lines Ltd.	4,041	140,441
Nippon Yusen KK	5,145	171,179
SITC International Holdings Co. Ltd.	15,800	42,111

		692,538

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,932	35,039
Delta Air Lines, Inc.	5,534	334,807
Deutsche Lufthansa AG (Registered)	7,098	45,394
Japan Airlines Co. Ltd.	1,685	26,561
Qantas Airways Ltd.*	9,064	50,323
Singapore Airlines Ltd.	17,466	82,365
Southwest Airlines Co.	5,177	174,051
United Airlines Holdings, Inc.*	2,839	275,667

		1,024,207

Professional Services (0.7%)
Adecco Group AG (Registered)	1,992	49,072
Automatic Data Processing, Inc.	3,517	1,029,531
Broadridge Financial Solutions, Inc.	1,009	228,125
Bureau Veritas SA	3,759	114,243
Computershare Ltd.	6,274	131,838
Dayforce, Inc.*	1,361	98,863
Equifax, Inc.	1,070	272,690
Experian plc	10,883	469,362
Intertek Group plc	1,909	112,993
Jacobs Solutions, Inc.	1,072	143,241
Leidos Holdings, Inc.	1,152	165,957
Paychex, Inc.	2,765	387,708
Paycom Software, Inc.	420	86,087
Randstad NV	1,284	54,146
Recruit Holdings Co. Ltd.	16,631	1,159,065
RELX plc	22,047	1,001,627
SGS SA (Registered)	1,794	179,673
Teleperformance SE	647	55,707
Verisk Analytics, Inc.	1,219	335,749
Wolters Kluwer NV	2,823	469,042

		6,544,719

Trading Companies & Distributors (0.5%)
AddTech AB, Class B	3,075	83,757
AerCap Holdings NV	2,299	220,014
Ashtead Group plc	5,175	321,662
Beijer Ref AB, Class B (x)	4,553	67,156
Brenntag SE	1,537	92,150
Bunzl plc	3,975	164,019
Fastenal Co.	4,945	355,595
IMCD NV	674	100,186
ITOCHU Corp. (x)	14,080	693,765
Marubeni Corp.	16,818	252,357
Mitsubishi Corp.	39,578	648,179
Mitsui & Co. Ltd.	29,832	619,799
MonotaRO Co. Ltd.	2,966	50,238
Reece Ltd.	2,675	37,054
Rexel SA	2,646	67,425
SGH Ltd.	2,407	68,695
Sumitomo Corp.	12,848	276,577
Toyota Tsusho Corp.	7,561	133,655
United Rentals, Inc.	566	398,713
W.W. Grainger, Inc.	383	403,701

		5,054,697

Transportation Infrastructure (0.1%)
Aena SME SA (m)	887	181,371
Aeroports de Paris SA	410	47,439
Auckland International Airport Ltd.	17,905	87,155
Getlink SE	3,578	57,095
Transurban Group	36,730	304,409

		677,469

Total Industrials		68,780,593

Information Technology (16.7%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	8,916	985,485
Cisco Systems, Inc.	34,405	2,036,776
F5, Inc.*	501	125,986
Juniper Networks, Inc.	2,858	107,032
Motorola Solutions, Inc.	1,443	666,998
Nokia OYJ	63,103	279,457
Telefonaktiebolaget LM Ericsson, Class B	32,870	265,483

		4,467,217

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	10,406	$722,697
CDW Corp.	1,150	200,146
Corning, Inc.	6,651	316,055
Halma plc	4,492	151,217
Hexagon AB, Class B	24,567	234,605
Jabil, Inc.	974	140,159
Keyence Corp.	2,301	943,828
Keysight Technologies, Inc.*	1,498	240,624
Kyocera Corp.	15,196	150,957
Murata Manufacturing Co. Ltd.	20,060	321,135
Omron Corp.	2,061	69,286
Shimadzu Corp.	2,752	77,413
TDK Corp.	23,040	297,191
TE Connectivity plc	2,582	369,148
Teledyne Technologies, Inc.*	402	186,580
Trimble, Inc.*	2,108	148,951
Yokogawa Electric Corp.	2,710	57,703
Zebra Technologies Corp., Class A*	445	171,868

		4,799,563

IT Services (0.7%)
Accenture plc, Class A	5,393	1,897,203
Akamai Technologies, Inc.*	1,297	124,058
Bechtle AG (x)	969	31,215
Capgemini SE	1,838	301,101
Cognizant Technology Solutions Corp., Class A	4,280	329,132
EPAM Systems, Inc.*	490	114,572
Fujitsu Ltd.	19,630	345,212
Gartner, Inc.*	666	322,657
GoDaddy, Inc., Class A*	1,212	239,212
International Business Machines Corp.	7,981	1,754,463
NEC Corp.	2,859	245,950
Nomura Research Institute Ltd.	4,435	131,319
NTT Data Group Corp.	7,483	142,291
Obic Co. Ltd.	3,790	113,026
Otsuka Corp.	2,660	60,799
SCSK Corp.	1,824	38,284
TIS, Inc.	2,502	58,991
VeriSign, Inc.*	713	147,562
Wix.com Ltd.*	625	134,094

		6,531,141

Semiconductors & Semiconductor Equipment (6.0%)
Advanced Micro Devices, Inc.*	14,007	1,691,906
Advantest Corp.	9,107	524,514
Analog Devices, Inc.	4,285	910,391
Applied Materials, Inc.	7,116	1,157,275
ASM International NV	556	321,831
ASML Holding NV	4,728	3,323,932
BE Semiconductor Industries NV	912	124,983
Broadcom, Inc.	40,205	9,321,127
Disco Corp.	1,059	284,230
Enphase Energy, Inc.*	1,166	80,081
First Solar, Inc.*	924	162,846
Infineon Technologies AG	15,455	502,692
Intel Corp.	37,228	746,421
KLA Corp.	1,155	727,789
Kokusai Electric Corp. (x)	1,800	23,997
Lam Research Corp.	11,106	802,186
Lasertec Corp.	972	91,816
Microchip Technology, Inc.	4,635	265,817
Micron Technology, Inc.	9,570	805,411
Monolithic Power Systems, Inc.	421	249,106
NVIDIA Corp.	211,729	28,433,087
NXP Semiconductors NV	2,194	456,023
ON Semiconductor Corp.*	3,675	231,709
QUALCOMM, Inc.	9,590	1,473,216
Renesas Electronics Corp.*	19,915	253,718
SCREEN Holdings Co. Ltd.	1,000	59,248
Skyworks Solutions, Inc.	1,379	122,290
STMicroelectronics NV	8,087	203,350
Teradyne, Inc.	1,406	177,043
Texas Instruments, Inc.	7,874	1,476,454
Tokyo Electron Ltd.	5,335	818,718

		55,823,207

Software (5.3%)
Adobe, Inc.*	3,800	1,689,784
ANSYS, Inc.*	755	254,684
Autodesk, Inc.*	1,856	548,578
Cadence Design Systems, Inc.*	2,367	711,189
Check Point Software Technologies Ltd.*	1,041	194,355
Crowdstrike Holdings, Inc., Class A*	2,009	687,399
CyberArk Software Ltd.*	511	170,240
Dassault Systemes SE	7,919	274,797
Fair Isaac Corp.*	210	418,095
Fortinet, Inc.*	5,491	518,790
Gen Digital, Inc.	4,680	128,138
Intuit, Inc.	2,419	1,520,342
Microsoft Corp.	64,174	27,049,341
Monday.com Ltd.*	443	104,300
Nemetschek SE	683	66,221
Nice Ltd.*	744	127,128
Oracle Corp.	471	45,113
Oracle Corp. (Moscow Stock Exchange)	13,873	2,311,797
Palantir Technologies, Inc., Class A*	17,693	1,338,122
Palo Alto Networks, Inc.*	5,649	1,027,892
PTC, Inc.*	1,037	190,673
Roper Technologies, Inc.	926	481,381
Sage Group plc (The)	11,889	189,471
Salesforce, Inc.	8,252	2,758,891
SAP SE	12,356	3,024,241
ServiceNow, Inc.*	1,778	1,884,893
Synopsys, Inc.*	1,326	643,587
Temenos AG (Registered)	667	47,142
Trend Micro, Inc.*	1,461	78,843
Tyler Technologies, Inc.*	369	212,780
WiseTech Global Ltd.	2,177	163,123
Workday, Inc., Class A*	1,839	474,517
Xero Ltd.*	1,717	179,135

		49,514,982

Technology Hardware, Storage & Peripherals (3.7%)
Apple, Inc.	130,471	32,672,548
Brother Industries Ltd.	2,704	45,860
Canon, Inc.	11,038	358,606
Dell Technologies, Inc., Class C	2,651	305,501
FUJIFILM Holdings Corp.	13,240	275,102
Hewlett Packard Enterprise Co.	11,280	240,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
HP, Inc.	8,318	$271,416
Logitech International SA (Registered)	1,800	148,910
NetApp, Inc.	1,768	205,229
Ricoh Co. Ltd.	6,238	71,069
Seagate Technology Holdings plc	1,826	157,602
Seiko Epson Corp.	3,376	60,977
Super Micro Computer, Inc. (x)*	4,347	132,497
Western Digital Corp.*	2,984	177,936

		35,124,081

Total Information Technology		156,260,191

Materials (2.1%)
Chemicals (1.1%)
Air Liquide SA	6,842	1,112,137
Air Products and Chemicals, Inc.	1,919	556,587
Akzo Nobel NV	2,020	121,277
Albemarle Corp. (x)	1,015	87,371
Arkema SA	666	50,740
Asahi Kasei Corp.	14,820	102,154
BASF SE	10,562	464,509
Celanese Corp.	944	65,334
CF Industries Holdings, Inc.	1,502	128,151
Clariant AG (Registered)	2,552	28,379
Corteva, Inc.	5,932	337,887
Covestro AG*	2,124	127,608
Croda International plc	1,569	66,489
Dow, Inc.	6,043	242,506
DSM-Firmenich AG	2,201	222,792
DuPont de Nemours, Inc.	3,608	275,110
Eastman Chemical Co.	1,000	91,320
Ecolab, Inc.	2,175	509,646
EMS-Chemie Holding AG (Registered) (x)	83	55,917
Evonik Industries AG	3,032	52,544
FMC Corp.	1,078	52,402
Givaudan SA (Registered)	109	478,095
ICL Group Ltd.	9,158	45,343
International Flavors & Fragrances, Inc.	2,217	187,447
Linde plc	4,110	1,720,734
LyondellBasell Industries NV, Class A	2,243	166,588
Mitsubishi Chemical Group Corp.	16,078	80,982
Mitsui Chemicals, Inc.	2,006	43,817
Mosaic Co. (The)	2,742	67,398
Nippon Paint Holdings Co. Ltd.	11,192	72,264
Nippon Sanso Holdings Corp.	2,049	56,968
Nitto Denko Corp.	8,350	139,871
Novonesis (Novozymes) B	4,170	236,333
Orica Ltd.	5,851	60,044
PPG Industries, Inc.	2,003	239,258
Sherwin-Williams Co. (The)	2,000	679,860
Shin-Etsu Chemical Co. Ltd.	21,309	705,848
Sika AG (Registered)	1,804	428,892
Syensqo SA	877	64,100
Symrise AG, Class A	1,571	167,039
Toray Industries, Inc.	16,374	103,368
Yara International ASA	1,959	51,805

		10,546,914

Construction Materials (0.2%)
Heidelberg Materials AG	1,616	199,683
Holcim AG	6,168	592,512
James Hardie Industries plc (CHDI) (x)*	5,082	157,495
Martin Marietta Materials, Inc.	528	272,712
Vulcan Materials Co.	1,140	293,242

		1,515,644

Containers & Packaging (0.1%)
Amcor plc	12,475	117,390
Avery Dennison Corp.	694	129,868
Ball Corp.	2,576	142,015
International Paper Co.	2,999	161,406
Packaging Corp. of America	774	174,251
SIG Group AG	3,618	71,272
Smurfit WestRock plc	4,265	229,713

		1,025,915

Metals & Mining (0.7%)
Anglo American plc	15,038	445,048
Antofagasta plc	4,665	92,858
ArcelorMittal SA	5,549	128,926
BHP Group Ltd.	60,035	1,469,625
BlueScope Steel Ltd.	5,191	60,050
Boliden AB	3,236	90,872
Endeavour Mining plc	2,168	38,676
Fortescue Ltd.	20,038	226,346
Freeport-McMoRan, Inc.	12,403	472,306
Glencore plc	122,725	542,962
JFE Holdings, Inc.	6,810	76,517
Mineral Resources Ltd.	2,092	44,348
Newmont Corp.	9,827	365,761
Nippon Steel Corp.	10,709	215,186
Norsk Hydro ASA	16,637	91,818
Northern Star Resources Ltd.	13,604	130,008
Nucor Corp.	2,027	236,571
Rio Tinto Ltd.	4,393	319,379
Rio Tinto plc	13,341	788,816
South32 Ltd.	53,572	112,739
Steel Dynamics, Inc.	1,222	139,394
Sumitomo Metal Mining Co. Ltd.	2,877	65,118

		6,153,324

Paper & Forest Products (0.0%)†
Holmen AB, Class B	902	33,120
Mondi plc	5,222	77,926
Stora Enso OYJ, Class R	6,886	69,350
Svenska Cellulosa AB SCA, Class B	7,175	91,073
UPM-Kymmene OYJ	6,315	173,728

		445,197

Total Materials		19,686,994

Real Estate (1.4%)
Diversified REITs (0.1%)
Covivio SA (REIT)	660	33,335
GPT Group (The) (REIT)	22,660	61,291
Land Securities Group plc (REIT)	8,372	61,209
Mirvac Group (REIT) (x)	46,678	54,171

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Stockland (REIT)	28,240	$83,900

		293,906

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,343	131,010
Healthpeak Properties, Inc. (REIT)	6,037	122,370
Ventas, Inc. (REIT)	3,621	213,241
Welltower, Inc. (REIT)	5,106	643,509

		1,110,130

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,034	105,716

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	44,418	83,590
Goodman Group (REIT)	20,360	449,129
Prologis, Inc. (REIT)	7,994	844,966
Segro plc (REIT)	15,207	133,492
Warehouses De Pauw CVA (REIT)	2,134	41,999

		1,553,176

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,256	93,396
Gecina SA (REIT)	544	50,969
Japan Real Estate Investment Corp. (REIT)	75	51,400
Nippon Building Fund, Inc. (REIT) (x)	91	70,768

		266,533

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	502	41,549
CapitaLand Investment Ltd.	28,042	53,799
CBRE Group, Inc., Class A*	2,596	340,829
CK Asset Holdings Ltd.	22,590	92,784
CoStar Group, Inc.*	3,539	253,357
Daito Trust Construction Co. Ltd.	697	77,539
Daiwa House Industry Co. Ltd.	7,066	216,593
Fastighets AB Balder, Class B*	7,840	54,413
Henderson Land Development Co. Ltd.	16,985	51,611
Hongkong Land Holdings Ltd.	13,043	58,041
Hulic Co. Ltd.	4,586	39,715
LEG Immobilien SE	881	74,648
Mitsubishi Estate Co. Ltd.	12,832	177,220
Mitsui Fudosan Co. Ltd.	31,588	251,545
Sagax AB, Class B	2,600	53,175
Sino Land Co. Ltd.	46,300	46,797
Sumitomo Realty & Development Co. Ltd.	3,656	113,390
Sun Hung Kai Properties Ltd.	17,264	165,935
Swiss Prime Site AG (Registered)	915	99,605
Vonovia SE	8,763	266,063
Wharf Holdings Ltd. (The) (x)	13,000	36,573
Wharf Real Estate Investment Co. Ltd.	20,012	51,173

		2,616,354

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,226	269,683
Camden Property Trust (REIT)	921	106,873
Equity Residential (REIT)	2,947	211,477
Essex Property Trust, Inc. (REIT)	555	158,419
Invitation Homes, Inc. (REIT)	4,918	157,228
Mid-America Apartment Communities, Inc. (REIT)	1,009	155,961
UDR, Inc. (REIT)	2,592	112,519

		1,172,160

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	68,633	96,995
Federal Realty Investment Trust (REIT)	660	73,887
Kimco Realty Corp. (REIT)	5,818	136,316
Klepierre SA (REIT)	2,545	73,287
Link REIT (REIT)	30,461	128,839
Realty Income Corp. (REIT)	7,554	403,459
Regency Centers Corp. (REIT)	1,410	104,241
Scentre Group (REIT)	61,537	130,643
Simon Property Group, Inc. (REIT)	2,647	455,840
Unibail-Rodamco-Westfield (REIT)	1,401	105,533
Vicinity Ltd. (REIT)	45,774	59,497

		1,768,537

Specialized REITs (0.4%)
American Tower Corp. (REIT)	4,033	739,693
Crown Castle, Inc. (REIT)	3,751	340,441
Digital Realty Trust, Inc. (REIT)	2,691	477,195
Equinix, Inc. (REIT)	833	785,427
Extra Space Storage, Inc. (REIT)	1,830	273,768
Iron Mountain, Inc. (REIT)	2,533	266,244
Public Storage (REIT)	1,360	407,238
SBA Communications Corp. (REIT)	928	189,126
VICI Properties, Inc. (REIT), Class A	9,099	265,782
Weyerhaeuser Co. (REIT)	6,271	176,529

		3,921,443

Total Real Estate		12,807,955

Utilities (1.7%)
Electric Utilities (1.0%)
Acciona SA	292	32,878
Alliant Energy Corp.	2,215	130,995
American Electric Power Co., Inc.	4,597	423,981
BKW AG	250	41,373
Chubu Electric Power Co., Inc.	7,653	80,117
CK Infrastructure Holdings Ltd.	7,519	55,909
CLP Holdings Ltd.	19,381	162,950
Constellation Energy Corp.	2,700	604,017
Duke Energy Corp.	6,668	718,410
Edison International	3,342	266,825
EDP SA	37,123	118,861
Elia Group SA/NV	348	26,819
Endesa SA	3,757	80,830
Enel SpA	96,252	686,574
Entergy Corp.	3,701	280,610
Evergy, Inc.	1,985	122,177
Eversource Energy	3,163	181,651
Exelon Corp.	8,673	326,452
FirstEnergy Corp.	4,427	176,106
Fortum OYJ	5,307	74,295
Iberdrola SA	71,542	985,620
Kansai Electric Power Co., Inc. (The)	8,296	92,492
Mercury NZ Ltd.	8,278	27,095
NextEra Energy, Inc.	17,750	1,272,498

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
NRG Energy, Inc.	1,748	$157,705
Origin Energy Ltd.	20,384	137,522
PG&E Corp.	18,870	380,797
Pinnacle West Capital Corp.	981	83,159
Power Assets Holdings Ltd.	16,292	113,695
PPL Corp.	6,370	206,770
Redeia Corp. SA	4,801	82,056
Southern Co. (The)	9,457	778,500
SSE plc	13,066	262,372
Terna - Rete Elettrica Nazionale	16,645	131,474
Tokyo Electric Power Co. Holdings, Inc.*	18,065	53,922
Verbund AG	806	58,440
Xcel Energy, Inc.	4,957	334,697

		9,750,644

Gas Utilities (0.1%)
APA Group	15,319	66,088
Atmos Energy Corp.	1,340	186,622
Hong Kong & China Gas Co. Ltd.	132,340	105,816
Osaka Gas Co. Ltd.	4,341	94,948
Snam SpA	23,856	105,772
Tokyo Gas Co. Ltd.	4,073	113,092

		672,338

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	6,137	78,983
EDP Renovaveis SA	3,690	38,376
Meridian Energy Ltd.	15,419	50,985
Orsted A/S (m)*	1,989	89,615
RWE AG	7,481	223,363
Vistra Corp.	2,941	405,476

		886,798

Multi-Utilities (0.5%)
Ameren Corp.	2,304	205,379
CenterPoint Energy, Inc.	5,625	178,481
Centrica plc	61,003	102,030
CMS Energy Corp.	2,579	171,890
Consolidated Edison, Inc.	2,990	266,798
Dominion Energy, Inc.	7,251	390,539
DTE Energy Co.	1,788	215,901
E.ON SE	26,570	309,447
Engie SA	21,615	342,789
National Grid plc	57,821	687,668
NiSource, Inc.	4,029	148,106
Public Service Enterprise Group, Inc.	4,300	363,307
Sembcorp Industries Ltd.	10,100	40,824
Sempra	5,467	479,565
Veolia Environnement SA	8,326	233,810
WEC Energy Group, Inc.	2,731	256,823

		4,393,357

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,682	209,392
Severn Trent plc	3,196	100,347
United Utilities Group plc	8,067	106,192

		415,931

Total Utilities		16,119,068

Total Common Stocks (66.4%) (Cost $327,363,677)		619,742,835

EXCHANGE TRADED FUNDS (ETF):
Equity (4.0%)
SPDR S&P MidCap 400 ETF Trust (x)	65,242	37,160,538

Total Exchange Traded Funds (4.0%) (Cost $21,834,976)		37,160,538

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.0%)
FHLB
3.250%, 11/16/28	$745,000	718,439
4.750%, 12/8/28	1,290,000	1,307,511
FHLMC
6.750%, 3/15/31	1,000,000	1,119,428
6.250%, 7/15/32	2,282,000	2,529,458
FNMA
1.875%, 9/24/26	1,297,000	1,246,788
0.750%, 10/8/27	5,000,000	4,542,090
7.250%, 5/15/30	1,600,000	1,811,318
Tennessee Valley Authority
3.875%, 3/15/28	5,000,000	4,937,163

Total U.S. Government Agency Securities		18,212,195

U.S. Treasury Obligations (25.8%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,431,200	4,651,796
5.250%, 11/15/28	7,983,800	8,232,733
U.S. Treasury Notes
5.000%, 8/31/25	1,029,800	1,034,629
4.250%, 12/31/25	16,999,200	17,002,229
0.875%, 9/30/26	9,569,100	9,028,737
2.000%, 11/15/26	9,961,400	9,558,283
1.250%, 12/31/26	4,064,300	3,832,521
1.500%, 1/31/27	3,846,200	3,636,821
2.250%, 2/15/27	4,750,400	4,558,338
1.875%, 2/28/27	934,000	888,501
2.375%, 5/15/27	10,030,500	9,605,506
3.250%, 6/30/27	7,648,500	7,468,190
2.250%, 8/15/27	5,434,100	5,163,863
4.125%, 10/31/27	2,266,200	2,257,004
2.250%, 11/15/27#	12,465,600	11,784,163
3.875%, 12/31/27	4,047,600	4,000,975
4.000%, 2/29/28	4,072,800	4,035,217
3.500%, 4/30/28	4,241,900	4,134,359
3.625%, 5/31/28	2,970,400	2,905,059
4.000%, 6/30/28	6,503,900	6,435,993
4.375%, 8/31/28	8,076,800	8,082,258
4.625%, 9/30/28	2,842,100	2,868,589
3.125%, 11/15/28	588,400	562,844
4.375%, 11/30/28	2,428,400	2,429,062
3.750%, 12/31/28	4,964,900	4,852,792
4.000%, 1/31/29	1,818,800	1,793,570
2.625%, 2/15/29	1,585,100	1,481,641
4.250%, 2/28/29	1,811,900	1,803,107
4.125%, 3/31/29	5,376,600	5,323,692
4.625%, 4/30/29	4,178,200	4,217,859
2.375%, 5/15/29	4,216,300	3,884,569
4.500%, 5/31/29	4,628,800	4,650,487
4.250%, 6/30/29	3,041,400	3,024,585

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
1.625%, 8/15/29	$6,028,100	$5,349,010
3.500%, 9/30/29	3,657,000	3,518,625
1.750%, 11/15/29	5,128,200	4,546,716
1.500%, 2/15/30	1,323,900	1,149,257
0.625%, 5/15/30	5,588,700	4,585,541
0.625%, 8/15/30	2,614,600	2,123,561
0.875%, 11/15/30	4,056,200	3,318,924
1.625%, 5/15/31	3,247,100	2,738,852
1.250%, 8/15/31	15,571,900	12,706,835
1.375%, 11/15/31	2,185,600	1,785,390
1.875%, 2/15/32	2,338,400	1,966,912
2.875%, 5/15/32	4,249,400	3,816,789
2.750%, 8/15/32	2,982,400	2,645,296
4.125%, 11/15/32	3,018,500	2,943,709
3.500%, 2/15/33	1,568,400	1,459,346
3.375%, 5/15/33	4,686,500	4,307,362
3.875%, 8/15/33	4,592,500	4,372,332
4.500%, 11/15/33	3,472,000	3,457,404
4.000%, 2/15/34	3,123,500	2,991,643
4.375%, 5/15/34	3,648,100	3,593,400
3.875%, 8/15/34	2,389,500	2,260,331

Total U.S. Treasury Obligations		240,827,207

Total Long-Term Debt Securities (27.8%) (Cost $269,443,244)		259,039,402

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	7,438,718	7,438,718

Total Investment Companies		9,438,718

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.0%)
U.S. Treasury Bills
4.09%, 3/13/25 (p)	$9,722,800	9,643,824

Total Short-Term Investments (2.0%) (Cost $19,080,415)		19,082,542

Total Investments in Securities (100.2%) (Cost $637,722,312)		935,025,317
Other Assets Less Liabilities (-0.2%)		(1,918,031)

Net Assets (100%)		$933,107,286

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $136,899 or 0.0% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $9,949,646.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $2,146,771 or 0.2% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $15,769,976. This was collateralized by $6,688,237 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/28/25 – 8/15/54 and by cash of $9,438,718 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	European Currency Unit
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
USD	—	United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Country Diversification As a Percentage of Total Net Assets
Australia	1.5%
Austria	0.0	#
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.6
Finland	0.2
France	1.9
Germany	1.9
Hong Kong	0.4
Ireland	0.3
Israel	0.2
Italy	0.5
Japan	4.7
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	0.9
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Singapore	0.4
South Africa	0.0	#
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.3
United Arab Emirates	0.0	#
United Kingdom	2.3
United States	81.4
Cash and Other	(0.2)

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	238	3/2025	EUR	12,033,242	(234,218)
MSCI EAFE E-Mini Index	8	3/2025	USD	907,000	(21,346)
Russell 2000 E-Mini Index	337	3/2025	USD	37,909,130	(2,143,474)
TOPIX Index	57	3/2025	JPY	10,094,410	182,595

					(2,216,443)

Short Contracts
FTSE 100 Index	(91)	3/2025	GBP	(9,319,463)	75,451
S&P 500 E-Mini Index	(85)	3/2025	USD	(25,226,938)	906,813
SPI 200 Index	(30)	3/2025	AUD	(3,782,403)	60,673
U.S. Treasury 2 Year Note	(81)	3/2025	USD	(16,654,360)	(8,171)
U.S. Treasury 5 Year Note	(25)	3/2025	USD	(2,657,617)	14,047
U.S. Treasury 10 Year Note	(132)	3/2025	USD	(14,355,000)	141,098

					1,189,911

					(1,026,532)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	39,362,301	GBP	31,108,599	Bank of America	1/16/2025	421,910
USD	12,546,935	AUD	19,361,781	Bank of America	2/5/2025	562,616
USD	14,661,519	AUD	23,062,943	Barclays Bank plc	2/5/2025	386,300
USD	2,979,506	NOK	33,123,205	Bank of America	2/5/2025	69,945
USD	4,607,293	NOK	51,134,501	Barclays Bank plc	2/5/2025	115,611
USD	4,095,728	NOK	45,568,249	Deutsche Bank AG	2/5/2025	92,989
USD	5,585,736	NZD	9,575,077	Bank of America	2/5/2025	227,263
USD	1,230,371	NZD	2,127,787	HSBC Bank plc	2/5/2025	39,604
USD	8,988,877	SEK	98,470,664	Goldman Sachs Bank USA	2/5/2025	72,652
USD	17,558,136	CHF	15,565,779	UBS AG	2/27/2025	302,217
USD	30,736,553	EUR	29,268,448	Bank of America	2/27/2025	349,207

Total unrealized appreciation						2,640,314

GBP	14,631,947	USD	18,756,004	Bank of America	1/16/2025	(440,369)
GBP	13,275,389	USD	16,836,047	Barclays Bank plc	1/16/2025	(218,493)
GBP	11,970,539	USD	15,018,781	Citibank NA	1/16/2025	(34,580)
GBP	3,425,414	USD	4,334,933	Goldman Sachs Bank USA	1/16/2025	(47,149)
GBP	5,804,233	USD	7,374,727	JPMorgan Chase Bank	1/16/2025	(109,241)
AUD	27,460,270	USD	17,845,606	UBS AG	2/5/2025	(848,583)
NOK	114,024,797	USD	10,308,432	Goldman Sachs Bank USA	2/5/2025	(292,433)
NZD	16,529,265	USD	9,666,645	Bank of America	2/5/2025	(416,420)
SEK	32,804,034	USD	3,007,675	Bank of America	2/5/2025	(37,367)
SEK	29,930,827	USD	2,720,712	Morgan Stanley	2/5/2025	(10,565)
JPY	1,622,884,945	USD	10,618,605	Bank of America	2/21/2025	(244,900)
JPY	759,358,892	USD	4,982,555	Deutsche Bank AG	2/21/2025	(128,629)

Total unrealized depreciation						(2,828,729)

Net unrealized depreciation						(188,415)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$41,572,611	$7,842,111	$—		$49,414,722
Consumer Discretionary	48,476,548	21,313,685	—		69,790,233
Consumer Staples	23,976,024	15,642,344	—		39,618,368
Energy	13,602,553	6,651,528	—		20,254,081
Financials	58,507,494	41,558,672	—		100,066,166
Health Care	43,670,876	23,273,588	—	(a)	66,944,464
Industrials	35,493,389	33,287,204	—		68,780,593
Information Technology	140,254,961	16,005,230	—		156,260,191
Materials	8,142,228	11,544,766	—		19,686,994
Real Estate	9,015,740	3,792,215	—		12,807,955
Utilities	10,002,612	6,116,456	—		16,119,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Exchange Traded Funds	$37,160,538	$—	$—	$37,160,538
Forward Currency Contracts	—	2,640,314	—	2,640,314
Futures	1,380,677	—	—	1,380,677
Short-Term Investments
Investment Companies	9,438,718	—	—	9,438,718
U.S. Treasury Obligations	—	9,643,824	—	9,643,824
U.S. Government Agency Securities	—	18,212,195	—	18,212,195
U.S. Treasury Obligations	—	240,827,207	—	240,827,207

Total Assets	$480,694,969	$458,351,339	$—	$939,046,308

Liabilities:
Forward Currency Contracts	$—	$(2,828,729)	$—	$(2,828,729)
Futures	(2,407,209)	—	—	(2,407,209)

Total Liabilities	$(2,407,209)	$(2,828,729)	$—	$(5,235,938)

Total	$478,287,760	$455,522,610	$—	$933,810,370

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$155,145	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	2,640,314
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	1,225,532	*

Total		$4,020,991

	Liability Derivatives
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(8,171	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(2,828,729)
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	(2,399,038	)*

Total		$(5,235,938)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$795,097	$—	$795,097
Foreign exchange contracts	—	2,388,776	2,388,776
Equity contracts	9,955,972	—	9,955,972

Total	$10,751,069	$2,388,776	$13,139,845

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$842,667	$—	$842,667
Foreign exchange contracts	—	(19,173)	(19,173)
Equity contracts	(4,143,741)	—	(4,143,741)

Total	$(3,301,074)	$(19,173)	$(3,320,247)

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$77,441,000
Average notional value of contracts — short	61,835,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$116,276,000
Average settlement value sold — in USD	115,472,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$1,630,941	$(1,139,056)	$—	$491,885
Barclays Bank plc	501,911	(218,493)	—	283,418
Deutsche Bank AG	92,989	(92,989)	—	—
Goldman Sachs Bank USA	72,652	(72,652)	—	—
HSBC Bank plc	39,604	—	—	39,604
UBS AG	302,217	(302,217)	—	—

Total	$2,640,314	$(1,825,407)	$—	$814,907

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$1,139,056	$(1,139,056)	$—	$—
Barclays Bank plc	218,493	(218,493)	—	—
Citibank NA	34,580	—	—	34,580
Deutsche Bank AG	128,629	(92,989)	—	35,640
Goldman Sachs Bank USA	339,582	(72,652)	—	266,930
JPMorgan Chase Bank	109,241	—	—	109,241
Morgan Stanley	10,565	—	—	10,565
UBS AG	848,583	(302,217)	—	546,366

Total	$2,828,729	$(1,825,407)	$—	$1,003,322

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,586,839
Long-term U.S. government debt securities	91,832,710

$121,419,549

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$40,856,751
Long-term U.S. government debt securities	78,788,184

$119,644,935

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$338,246,853
Aggregate gross unrealized depreciation	(43,795,264)

Net unrealized appreciation	$294,451,589

Federal income tax cost of investments in securities and derivative instruments, if applicable	$639,358,781

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $637,722,312)	$935,025,317
Cash	6,135,792
Foreign cash (Cost $755,199)	717,264
Dividends, interest and other receivables	2,677,356
Unrealized appreciation on forward foreign currency contracts	2,640,314
Receivable for securities sold	1,660,329
Receivable for Portfolio shares sold	369,540
Due from broker for futures variation margin	152,642
Securities lending income receivable	7,375
Other assets	5,000

Total assets	949,390,929

LIABILITIES
Payable for return of collateral on securities loaned	9,438,718
Payable for securities purchased	2,925,058
Unrealized depreciation on forward foreign currency contracts	2,828,729
Investment management fees payable	567,999
Distribution fees payable – Class IB	200,974
Payable for Portfolio shares repurchased	148,807
Administrative fees payable	100,349
Accrued expenses	73,009

Total liabilities	16,283,643

Commitments and contingent liabilities^
NET ASSETS	$933,107,286

Net assets were comprised of:
Paid in capital	$736,321,991
Total distributable earnings (loss)	196,785,295

Net assets	$933,107,286

Class IB
Net asset value, offering and redemption price per share, $933,107,286 / 71,169,871 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.11

(x)	Includes value of securities on loan of $15,769,976.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $559,563 foreign withholding tax)	$11,797,892
Interest	9,322,297
Securities lending (net)	100,010

Total income	21,220,199

EXPENSES
Investment management fees	6,787,932
Distribution fees – Class IB	2,290,333
Administrative fees	1,151,294
Custodian fees	138,400
Professional fees	122,078
Printing and mailing expenses	84,594
Trustees’ fees	29,791
Miscellaneous	26,325

Gross expenses	10,630,747
Less: Waiver from investment manager	(185,364)

Net expenses	10,445,383

NET INVESTMENT INCOME (LOSS)	10,774,816

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,612,570
Futures contracts	10,751,069
Forward foreign currency contracts	2,388,776
Foreign currency transactions	557,049

Net realized gain (loss)	19,309,464

Change in unrealized appreciation (depreciation) on:
Investments in securities	79,741,517
Futures contracts	(3,301,074)
Forward foreign currency contracts	(19,173)
Foreign currency translations	(98,219)

Net change in unrealized appreciation (depreciation)	76,323,051

NET REALIZED AND UNREALIZED GAIN (LOSS)	95,632,515

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,407,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,774,816	$8,200,853
Net realized gain (loss)	19,309,464	(3,872,271)
Net change in unrealized appreciation (depreciation)	76,323,051	108,293,004

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	106,407,331	112,621,586

Distributions to shareholders:
Class IB	(19,775,154)	(7,471,184)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,280,636 and 6,510,644 shares, respectively ]	80,782,909	72,998,208
Capital shares issued in reinvestment of dividends [ 1,474,463 and 639,033 shares, respectively ]	19,775,154	7,471,184
Capital shares repurchased [ (9,086,898) and (8,058,576) shares, respectively ]	(116,995,066)	(89,439,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(16,437,003)	(8,970,476)

TOTAL INCREASE (DECREASE) IN NET ASSETS	70,195,174	96,179,926
NET ASSETS:
Beginning of year	862,912,112	766,732,186

End of year	$933,107,286	$862,912,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.90		$10.44		$13.59		$12.07		$11.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.11		0.08		0.05		0.06
Net realized and unrealized gain (loss)	1.34		1.45		(2.23)		1.74		0.38

Total from investment operations	1.49		1.56		(2.15)		1.79		0.44

Less distributions:
Dividends from net investment income	(0.21)		(0.10)		—		(0.07)		(0.12)
Distributions from net realized gains	(0.07)		—		(1.00)		(0.20)		(0.07)

Total dividends and distributions	(0.28)		(0.10)		(1.00)		(0.27)		(0.19)

Net asset value, end of year	$13.11		$11.90		$10.44		$13.59		$12.07

Total return	12.49%		15.00%		(15.59)%		14.94%		3.73%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$933,107		$862,912		$766,732		$927,861		$803,733
Ratio of expenses to average net assets:
After waivers (f)	1.14	%(j)	1.14	%(j)	1.15	%(k)	1.14	%(k)	1.17	%(o)
Before waivers (f)	1.16%		1.16%		1.16%		1.14%		1.17%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.18%		1.01%		0.70%		0.41%		0.56%
Before waivers (f)	1.16%		0.99%		0.69%		0.41%		0.56%
Portfolio turnover rate^	14%		14%		14%		31%		17%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.0%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	77,662	$1,768,364
BT Group plc	121,080	218,351
Cellnex Telecom SA (m)	9,914	313,320
Deutsche Telekom AG (Registered)	65,313	1,954,628
Elisa OYJ	2,661	115,243
HKT Trust & HKT Ltd.	71,197	88,003
Infrastrutture Wireless Italiane SpA (m)	6,288	63,924
Koninklijke KPN NV	72,768	264,949
Nippon Telegraph & Telephone Corp.	559,153	559,639
Orange SA	34,842	347,485
Singapore Telecommunications Ltd.	139,009	313,512
Swisscom AG (Registered)	485	269,668
Telecom Italia SpA (x)*	186,427	47,614
Telefonica SA (x)	74,268	302,876
Telenor ASA	11,521	128,466
Telia Co. AB	44,142	122,437
Telstra Group Ltd.	75,668	187,807
Verizon Communications, Inc.	45,563	1,822,064

		8,888,350

Entertainment (0.7%)
Bollore SE	13,341	82,086
Capcom Co. Ltd.	6,446	140,682
CTS Eventim AG & Co. KGaA	1,168	98,775
Electronic Arts, Inc.	2,583	377,893
Konami Group Corp.	1,882	175,132
Live Nation Entertainment, Inc.*	1,697	219,762
Netflix, Inc.*	4,627	4,124,138
Nexon Co. Ltd.	6,260	93,549
Nintendo Co. Ltd.	19,393	1,130,749
Sea Ltd. (ADR)*	6,927	734,955
Spotify Technology SA*	2,867	1,282,638
Take-Two Interactive Software, Inc.*	1,767	325,269
Toho Co. Ltd.	2,085	81,176
Universal Music Group NV	15,403	394,412
Walt Disney Co. (The)	19,601	2,182,571
Warner Bros Discovery, Inc.*	24,162	255,392

		11,699,179

Interactive Media & Services (2.3%)
Alphabet, Inc., Class A	63,242	11,971,711
Alphabet, Inc., Class C	51,512	9,809,945
Auto Trader Group plc (m)	16,744	166,227
CAR Group Ltd.	7,063	157,510
LY Corp.	53,510	141,740
Match Group, Inc.*	2,717	88,873
Meta Platforms, Inc., Class A	23,596	13,815,694
REA Group Ltd. (x)	989	142,819
Scout24 SE (m)	1,403	123,672
SEEK Ltd.	6,676	93,262

		36,511,453

Media (0.2%)
Charter Communications, Inc., Class A*	1,047	358,880
Comcast Corp., Class A	41,315	1,550,552
Dentsu Group, Inc.	3,695	88,847
Fox Corp., Class A	2,393	116,252
Fox Corp., Class B	1,427	65,271
Informa plc	24,891	248,790
Interpublic Group of Cos., Inc. (The)	4,031	112,949
News Corp., Class A	4,101	112,941
News Corp., Class B (x)	1,211	36,851
Omnicom Group, Inc.	2,111	181,631
Paramount Global, Class B	6,439	67,352
Publicis Groupe SA	4,283	456,964
WPP plc	20,181	209,039

		3,606,319

Wireless Telecommunication Services (0.3%)
KDDI Corp.	28,686	914,783
SoftBank Corp.	535,330	673,487
SoftBank Group Corp.	17,915	1,033,798
Tele2 AB, Class B	10,228	101,001
T-Mobile US, Inc.	5,275	1,164,351
Vodafone Group plc	415,723	355,463

		4,242,883

Total Communication Services		64,948,184

Consumer Discretionary (5.9%)
Automobile Components (0.1%)
Aisin Corp.	9,842	110,044
Aptiv plc*	2,543	153,801
BorgWarner, Inc.	2,367	75,247
Bridgestone Corp.	10,654	358,495
Cie Generale des Etablissements Michelin SCA	12,501	411,783
Continental AG	2,058	138,177
Denso Corp.	35,360	491,258
Sumitomo Electric Industries Ltd.	13,379	239,038

		1,977,843

Automobiles (1.4%)
Bayerische Motoren Werke AG	5,425	443,517
Bayerische Motoren Werke AG (Preference) (q)	1,047	78,519
Dr Ing hc F Porsche AG (Preference) (q)§	2,131	128,957
Ferrari NV	2,359	1,007,778
Ford Motor Co.	42,249	418,265
General Motors Co.	11,901	633,966
Honda Motor Co. Ltd.	83,963	784,815
Isuzu Motors Ltd.	10,546	143,078
Mercedes-Benz Group AG	14,014	780,978
Nissan Motor Co. Ltd.	41,693	125,079
Porsche Automobil Holding SE (Preference) (q)	2,865	107,877
Renault SA	3,596	175,257
Stellantis NV	36,774	479,617
Subaru Corp.	11,019	194,487
Suzuki Motor Corp.	29,428	334,687
Tesla, Inc.*	30,228	12,207,275
Toyota Motor Corp.	192,080	3,791,354
Volkswagen AG (Preference) (q)	3,858	355,811
Yamaha Motor Co. Ltd.	17,246	151,897

		22,343,214

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Broadline Retail (1.6%)
Amazon.com, Inc.*	101,292	$22,222,452
eBay, Inc.	5,184	321,149
Global-e Online Ltd.*	1,875	102,244
Next plc	2,229	265,040
Pan Pacific International Holdings Corp.	7,157	194,462
Prosus NV	25,599	1,016,916
Rakuten Group, Inc.*	28,122	151,697
Wesfarmers Ltd.	21,235	940,148

		25,214,108

Distributors (0.0%)†
D’ieteren Group	402	66,917
Genuine Parts Co.	1,504	175,607
LKQ Corp.	2,813	103,378
Pool Corp.	412	140,467

		486,369

Diversified Consumer Services (0.0%)†
Pearson plc	11,219	180,058

Hotels, Restaurants & Leisure (1.0%)
Accor SA	3,647	177,705
Airbnb, Inc., Class A*	4,685	615,656
Amadeus IT Group SA	8,430	595,537
Aristocrat Leisure Ltd.	10,600	448,501
Booking Holdings, Inc.	359	1,783,663
Caesars Entertainment, Inc.*	2,299	76,833
Carnival Corp.*	11,243	280,176
Chipotle Mexican Grill, Inc.*	14,748	889,304
Compass Group plc	31,754	1,058,220
Darden Restaurants, Inc.	1,271	237,283
Delivery Hero SE (m)(x)*	3,492	98,065
Domino’s Pizza, Inc.	413	173,361
Entain plc	11,364	97,765
Evolution AB (m)	3,171	243,990
Expedia Group, Inc.*	1,329	247,633
Galaxy Entertainment Group Ltd.	40,677	172,834
Genting Singapore Ltd.	113,289	63,461
Hilton Worldwide Holdings, Inc.	2,638	652,008
InterContinental Hotels Group plc	2,980	371,350
La Francaise des Jeux SACA (m)	1,907	73,523
Las Vegas Sands Corp.	3,766	193,422
Lottery Corp. Ltd. (The)	41,645	127,334
Marriott International, Inc., Class A	2,496	696,234
McDonald’s Corp.	7,756	2,248,387
McDonald’s Holdings Co. Japan Ltd.	1,633	64,105
MGM Resorts International*	2,449	84,858
Norwegian Cruise Line Holdings Ltd.*	4,759	122,449
Oriental Land Co. Ltd.	20,426	441,429
Royal Caribbean Cruises Ltd.	2,677	617,557
Sands China Ltd.*	45,428	122,246
Sodexo SA	1,655	136,375
Starbucks Corp.	12,268	1,119,455
Whitbread plc	3,357	123,810
Wynn Resorts Ltd.	1,001	86,246
Yum! Brands, Inc.	3,020	405,163
Zensho Holdings Co. Ltd.	1,848	104,734

		15,050,672

Household Durables (0.3%)
Barratt Redrow plc	25,790	142,093
Berkeley Group Holdings plc	1,912	93,352
DR Horton, Inc.	3,156	441,272
Garmin Ltd.	1,662	342,804
Lennar Corp., Class A	2,584	352,380
Mohawk Industries, Inc.*	567	67,547
NVR, Inc.*	34	278,082
Panasonic Holdings Corp.	43,595	453,611
Persimmon plc	5,985	89,761
PulteGroup, Inc.	2,219	241,649
SEB SA	466	42,237
Sekisui House Ltd.	11,186	266,545
Sony Group Corp.	116,840	2,471,437
Taylor Wimpey plc	66,234	101,243

		5,384,013

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	11,136	265,221
Hasbro, Inc.	1,419	79,336
Shimano, Inc.	1,397	188,592

		533,149

Specialty Retail (0.8%)
AutoZone, Inc.*	183	585,966
Avolta AG	1,713	68,430
Best Buy Co., Inc.	2,114	181,381
CarMax, Inc.*	1,676	137,030
Fast Retailing Co. Ltd.	3,533	1,194,805
H & M Hennes & Mauritz AB, Class B (x)	10,599	142,893
Home Depot, Inc. (The)	10,751	4,182,032
Industria de Diseno Textil SA	20,413	1,049,628
JD Sports Fashion plc	48,487	58,212
Kingfisher plc	34,143	106,303
Lowe’s Cos., Inc.	6,140	1,515,352
Nitori Holdings Co. Ltd.	1,465	173,782
O’Reilly Automotive, Inc.*	625	741,125
Ross Stores, Inc.	3,590	543,059
TJX Cos., Inc. (The)	12,207	1,474,728
Tractor Supply Co.	5,781	306,740
Ulta Beauty, Inc.*	510	221,814
Zalando SE (m)*	4,197	140,800
ZOZO, Inc. (x)	2,488	76,907

		12,900,987

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	3,032	744,682
Asics Corp.	12,800	249,565
Cie Financiere Richemont SA (Registered)	10,060	1,534,476
Deckers Outdoor Corp.*	1,644	333,880
Hermes International SCA	593	1,426,310
Kering SA	1,393	343,780
Lululemon Athletica, Inc.*	1,223	467,687
LVMH Moet Hennessy Louis Vuitton SE	5,147	3,388,181
Moncler SpA	4,371	230,837
NIKE, Inc., Class B	12,886	975,084
Pandora A/S	1,534	280,857
Puma SE	1,975	90,579
Ralph Lauren Corp.	435	100,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Swatch Group AG (The)	541	$98,346
Tapestry, Inc.	2,522	164,762

		10,429,502

Total Consumer Discretionary		94,499,915

Consumer Staples (3.4%)
Beverages (0.7%)
Anheuser-Busch InBev SA/NV	16,815	840,410
Asahi Group Holdings Ltd.	27,046	283,570
Brown-Forman Corp., Class B	1,971	74,859
Carlsberg A/S, Class B	1,787	171,316
Coca-Cola Co. (The)	41,963	2,612,616
Coca-Cola Europacific Partners plc	3,876	297,716
Coca-Cola HBC AG	4,064	138,996
Constellation Brands, Inc., Class A	1,690	373,490
Davide Campari-Milano NV (x)	11,518	71,806
Diageo plc	41,641	1,322,808
Heineken Holding NV	2,425	145,315
Heineken NV	5,389	383,497
Keurig Dr Pepper, Inc.	12,185	391,382
Kirin Holdings Co. Ltd.	14,586	189,349
Molson Coors Beverage Co., Class B	1,890	108,335
Monster Beverage Corp.*	7,578	398,300
PepsiCo, Inc.	14,849	2,257,939
Pernod Ricard SA	3,792	428,146
Suntory Beverage & Food Ltd.	2,567	81,510
Treasury Wine Estates Ltd.	15,182	106,467

		10,677,827

Consumer Staples Distribution & Retail (0.9%)
Aeon Co. Ltd. (x)	12,204	285,511
Carrefour SA	10,148	144,327
Coles Group Ltd.	25,079	293,223
Costco Wholesale Corp.	4,796	4,394,431
Dollar General Corp.	2,380	180,452
Dollar Tree, Inc.*	2,187	163,894
Endeavour Group Ltd.	28,484	74,047
J Sainsbury plc	33,079	113,302
Jeronimo Martins SGPS SA	5,298	101,252
Kesko OYJ, Class B	5,110	96,237
Kobe Bussan Co. Ltd.	2,770	60,876
Koninklijke Ahold Delhaize NV	17,391	567,276
Kroger Co. (The)	7,204	440,525
Marks & Spencer Group plc	38,377	180,406
MatsukiyoCocokara & Co.	6,188	90,086
Seven & i Holdings Co. Ltd.	41,400	648,298
Sysco Corp.	5,316	406,461
Target Corp.	4,986	674,007
Tesco plc	128,224	591,209
Walgreens Boots Alliance, Inc. (x)	7,767	72,466
Walmart, Inc.	46,981	4,244,733
Woolworths Group Ltd.	22,859	431,390

		14,254,409

Food Products (0.6%)
Ajinomoto Co., Inc.	8,691	353,898
Archer-Daniels-Midland Co.	5,175	261,441
Associated British Foods plc	6,247	159,775
Barry Callebaut AG (Registered)	67	88,877
Bunge Global SA	1,511	117,495
Campbell’s Co. (The)	2,126	89,037
Chocoladefabriken Lindt & Spruengli AG	18	199,787
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	220,369
Conagra Brands, Inc.	5,165	143,329
Danone SA	12,081	814,918
General Mills, Inc.	6,008	383,130
Hershey Co. (The)	1,599	270,791
Hormel Foods Corp.	3,145	98,659
J M Smucker Co. (The)	1,151	126,748
JDE Peet’s NV (x)	2,280	39,040
Kellanova	2,910	235,623
Kerry Group plc, Class A	2,865	276,739
Kikkoman Corp. (x)	12,745	141,176
Kraft Heinz Co. (The)	9,554	293,403
Lamb Weston Holdings, Inc.	1,543	103,119
Lotus Bakeries NV	8	89,332
McCormick & Co., Inc. (Non-Voting)	2,729	208,059
Meiji Holdings Co. Ltd.	4,365	88,748
Mondelez International, Inc., Class A	14,473	864,472
Mowi ASA	8,708	148,892
Nestle SA (Registered)	49,025	4,024,148
Nissin Foods Holdings Co. Ltd.	3,791	91,568
Orkla ASA	13,116	113,264
Salmar ASA	1,235	58,612
Tyson Foods, Inc., Class A	3,094	177,719
WH Group Ltd. (m)	155,982	120,702
Wilmar International Ltd.	36,015	81,753
Yakult Honsha Co. Ltd. (x)	4,752	89,958

		10,574,581

Household Products (0.5%)
Church & Dwight Co., Inc.	2,651	277,586
Clorox Co. (The)	1,339	217,467
Colgate-Palmolive Co.	8,843	803,917
Essity AB, Class B	11,411	305,009
Henkel AG & Co. KGaA	1,944	149,820
Henkel AG & Co. KGaA (Preference) (q)	3,167	278,010
Kimberly-Clark Corp.	3,609	472,923
Procter & Gamble Co. (The)	25,490	4,273,399
Reckitt Benckiser Group plc	12,936	782,684
Unicharm Corp.	20,880	172,253

		7,733,068

Personal Care Products (0.4%)
Beiersdorf AG	1,856	238,369
Estee Lauder Cos., Inc. (The), Class A	2,526	189,400
Haleon plc	144,005	680,376
Kao Corp.	8,698	351,707
Kenvue, Inc.	20,751	443,034
L’Oreal SA	4,494	1,591,349
Shiseido Co. Ltd.	7,497	131,894
Unilever plc	46,451	2,644,753

		6,270,882

Tobacco (0.3%)
Altria Group, Inc.	18,344	959,208
British American Tobacco plc	37,284	1,344,264
Imperial Brands plc	15,012	479,799
Japan Tobacco, Inc.	22,488	578,837

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Philip Morris International, Inc.	16,829	$2,025,370

		5,387,478

Total Consumer Staples		54,898,245

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	10,710	439,324
Halliburton Co.	9,508	258,522
Schlumberger NV	15,284	585,989
Tenaris SA	7,614	142,570

		1,426,405

Oil, Gas & Consumable Fuels (1.6%)
Aker BP ASA	5,913	115,491
APA Corp.	4,004	92,452
BP plc	302,679	1,489,171
Chevron Corp.	18,089	2,620,011
ConocoPhillips	14,001	1,388,479
Coterra Energy, Inc.	7,972	203,605
Devon Energy Corp.	7,110	232,710
Diamondback Energy, Inc.	2,022	331,264
ENEOS Holdings, Inc.	51,027	265,438
Eni SpA	43,025	583,608
EOG Resources, Inc.	6,087	746,145
EQT Corp.	6,458	297,778
Equinor ASA	15,677	367,146
Exxon Mobil Corp.	47,571	5,117,213
Galp Energia SGPS SA	8,696	143,674
Hess Corp.	2,991	397,833
Idemitsu Kosan Co. Ltd.	16,975	110,857
Inpex Corp.	16,524	206,776
Kinder Morgan, Inc.	20,920	573,208
Marathon Petroleum Corp.	3,478	485,181
Neste OYJ	7,916	99,445
Occidental Petroleum Corp.	7,312	361,286
OMV AG	2,756	106,624
ONEOK, Inc.	6,323	634,829
Phillips 66	4,470	509,267
Repsol SA	22,031	266,775
Santos Ltd.	60,771	251,263
Shell plc	116,088	3,598,385
Targa Resources Corp.	2,360	421,260
Texas Pacific Land Corp. (x)	204	225,616
TotalEnergies SE	40,377	2,232,174
Valero Energy Corp.	3,426	419,993
Williams Cos., Inc. (The)	13,194	714,059
Woodside Energy Group Ltd.	35,532	541,016

		26,150,032

Total Energy		27,576,437

Financials (8.7%)
Banks (3.3%)
ABN AMRO Bank NV (CVA) (m)	8,573	132,228
AIB Group plc	34,858	192,454
ANZ Group Holdings Ltd.	55,737	984,585
Banco Bilbao Vizcaya Argentaria SA	107,849	1,055,934
Banco BPM SpA	24,098	194,970
Banco de Sabadell SA	101,793	197,915
Banco Santander SA	289,962	1,340,944
Bank Hapoalim BM	23,655	286,424
Bank Leumi Le-Israel BM	28,213	336,414
Bank of America Corp.	72,252	3,175,475
Bank of Ireland Group plc	18,790	171,397
Banque Cantonale Vaudoise (Registered)	564	51,887
Barclays plc	271,960	912,961
BNP Paribas SA	19,047	1,168,401
BOC Hong Kong Holdings Ltd.	69,163	222,183
BPER Banca SpA	18,620	118,289
CaixaBank SA	74,801	405,699
Chiba Bank Ltd. (The)	10,706	83,079
Citigroup, Inc.	20,470	1,440,883
Citizens Financial Group, Inc.	4,770	208,735
Commerzbank AG	17,734	288,857
Commonwealth Bank of Australia	31,315	2,970,356
Concordia Financial Group Ltd.	19,707	108,966
Credit Agricole SA	19,916	274,173
Danske Bank A/S	12,906	365,218
DBS Group Holdings Ltd.	37,613	1,204,145
DNB Bank ASA	16,757	334,127
Erste Group Bank AG	6,301	389,373
Fifth Third Bancorp	7,257	306,826
FinecoBank Banca Fineco SpA	11,432	198,835
Hang Seng Bank Ltd.	14,087	173,307
HSBC Holdings plc	340,639	3,348,880
Huntington Bancshares, Inc.	15,724	255,829
ING Groep NV	61,816	968,806
Intesa Sanpaolo SpA	273,702	1,095,046
Israel Discount Bank Ltd., Class A	23,145	158,650
Japan Post Bank Co. Ltd.	27,077	256,921
JPMorgan Chase & Co.	30,472	7,304,443
KBC Group NV	4,295	331,627
KeyCorp	10,728	183,878
Lloyds Banking Group plc	1,147,771	787,131
M&T Bank Corp.	1,795	337,478
Mediobanca Banca di Credito Finanziario SpA	9,351	136,306
Mitsubishi UFJ Financial Group, Inc.	207,750	2,433,826
Mizrahi Tefahot Bank Ltd.	2,901	125,759
Mizuho Financial Group, Inc.	45,169	1,104,523
National Australia Bank Ltd.	57,528	1,321,018
NatWest Group plc	132,104	664,997
Nordea Bank Abp	59,041	640,569
Oversea-Chinese Banking Corp. Ltd.	63,048	770,528
PNC Financial Services Group, Inc. (The)	4,294	828,098
Regions Financial Corp.	9,837	231,366
Resona Holdings, Inc.	39,172	284,609
Shizuoka Financial Group, Inc.	8,106	65,646
Skandinaviska Enskilda Banken AB, Class A	29,693	406,573
Societe Generale SA	13,478	379,186
Standard Chartered plc	39,323	486,673
Sumitomo Mitsui Financial Group, Inc.	69,717	1,680,894
Sumitomo Mitsui Trust Group, Inc.	12,194	285,845
Svenska Handelsbanken AB, Class A	27,292	281,798
Swedbank AB, Class A	15,886	313,420
Truist Financial Corp.	14,368	623,284
UniCredit SpA	27,572	1,100,344
United Overseas Bank Ltd.	23,669	629,660
US Bancorp	16,885	807,610
Wells Fargo & Co.	36,037	2,531,239

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Westpac Banking Corp.	64,343	$1,287,147

		53,744,647

Capital Markets (1.7%)
3i Group plc	18,215	812,712
Ameriprise Financial, Inc.	1,050	559,052
Amundi SA (m)	1,149	76,410
ASX Ltd.	3,628	146,140
Bank of New York Mellon Corp. (The)	7,869	604,575
Blackrock, Inc.	1,576	1,615,573
Blackstone, Inc.	7,814	1,347,290
Cboe Global Markets, Inc.	1,133	221,388
Charles Schwab Corp. (The)	16,180	1,197,482
CME Group, Inc.	3,900	905,697
CVC Capital Partners plc*§	3,978	87,604
Daiwa Securities Group, Inc.	24,971	164,409
Deutsche Bank AG (Registered)	35,461	611,196
Deutsche Boerse AG	3,524	812,020
EQT AB	6,967	192,956
Euronext NV (m)	1,463	164,123
FactSet Research Systems, Inc.	411	197,395
Franklin Resources, Inc.	3,344	67,850
Futu Holdings Ltd. (ADR)	1,059	84,709
Goldman Sachs Group, Inc. (The)	3,398	1,945,763
Hargreaves Lansdown plc	6,656	91,492
Hong Kong Exchanges & Clearing Ltd.	22,572	856,769
Intercontinental Exchange, Inc.	6,214	925,948
Invesco Ltd.	4,864	85,023
Japan Exchange Group, Inc.	18,520	206,057
Julius Baer Group Ltd.	3,855	249,088
KKR & Co., Inc.	7,306	1,080,631
London Stock Exchange Group plc	8,948	1,264,146
Macquarie Group Ltd.	6,776	929,601
MarketAxess Holdings, Inc.	408	92,224
Moody’s Corp.	1,687	798,575
Morgan Stanley	13,426	1,687,917
MSCI, Inc.	848	508,809
Nasdaq, Inc.	4,479	346,272
Nomura Holdings, Inc.	56,230	327,534
Northern Trust Corp.	2,145	219,863
Partners Group Holding AG	425	576,355
Raymond James Financial, Inc.	1,980	307,553
S&P Global, Inc.	3,437	1,711,729
SBI Holdings, Inc.	5,049	126,295
Schroders plc	15,081	61,095
Singapore Exchange Ltd.	16,147	150,634
State Street Corp.	3,172	311,332
T. Rowe Price Group, Inc.	2,404	271,868
UBS Group AG (Registered)	61,541	1,879,737

		26,880,891

Consumer Finance (0.2%)
American Express Co.	6,023	1,787,566
Capital One Financial Corp.	4,129	736,283
Discover Financial Services	2,717	470,666
Synchrony Financial	4,214	273,910

		3,268,425

Financial Services (1.7%)
Adyen NV (m)*	407	605,826
Apollo Global Management, Inc.	4,838	799,044
Berkshire Hathaway, Inc., Class B*	19,839	8,992,622
Corpay, Inc.*	755	255,507
Edenred SE	4,586	150,826
Eurazeo SE	783	58,357
EXOR NV	1,861	170,699
Fidelity National Information Services, Inc.	5,826	470,566
Fiserv, Inc.*	6,157	1,264,771
Global Payments, Inc.	2,754	308,613
Groupe Bruxelles Lambert NV	1,554	106,321
Industrivarden AB, Class A	2,274	71,840
Industrivarden AB, Class C (x)	3,003	94,798
Infratil Ltd.	17,180	121,114
Investor AB, Class B	32,389	856,756
Jack Henry & Associates, Inc.	789	138,312
L E Lundbergforetagen AB, Class B	1,422	64,416
M&G plc	42,312	104,802
Mastercard, Inc., Class A	8,872	4,671,729
Mitsubishi HC Capital, Inc.	16,516	109,317
Nexi SpA (m) *	9,632	53,481
ORIX Corp.	21,616	462,685
PayPal Holdings, Inc.*	10,851	926,133
Sofina SA	288	65,154
Visa, Inc., Class A	18,704	5,911,212
Washington H Soul Pattinson & Co. Ltd.	4,471	94,698
Wise plc, Class A*	12,466	166,362

		27,095,961

Insurance (1.8%)
Admiral Group plc	4,871	161,231
Aegon Ltd.	25,263	149,685
Aflac, Inc.	5,411	559,714
Ageas SA/NV	2,989	145,210
AIA Group Ltd.	204,537	1,482,677
Allianz SE (Registered)	7,330	2,246,546
Allstate Corp. (The)	2,866	552,536
American International Group, Inc.	6,751	491,473
Aon plc, Class A	2,341	840,794
Arch Capital Group Ltd.	4,055	374,479
Arthur J Gallagher & Co.	2,704	767,530
ASR Nederland NV	2,965	140,604
Assurant, Inc.	555	118,337
Aviva plc	50,093	293,991
AXA SA	32,955	1,171,562
Baloise Holding AG (Registered)	814	147,167
Brown & Brown, Inc.	2,568	261,987
Chubb Ltd.	4,057	1,120,949
Cincinnati Financial Corp.	1,691	242,997
Dai-ichi Life Holdings, Inc.	16,887	449,147
Erie Indemnity Co., Class A	270	111,302
Everest Group Ltd.	465	168,544
Generali	17,621	497,773
Gjensidige Forsikring ASA	3,742	66,037
Globe Life, Inc.	908	101,260
Hannover Rueck SE	1,128	282,059
Hartford Financial Services Group, Inc. (The)	3,137	343,188

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Helvetia Holding AG (Registered)	694	$114,278
Insurance Australia Group Ltd.	44,351	232,236
Japan Post Holdings Co. Ltd.	35,962	338,349
Japan Post Insurance Co. Ltd.	3,599	65,840
Legal & General Group plc	110,347	317,454
Loews Corp.	1,956	165,654
Marsh & McLennan Cos., Inc.	5,315	1,128,959
Medibank Pvt Ltd.	51,528	120,875
MetLife, Inc.	6,295	515,435
MS&AD Insurance Group Holdings, Inc.	24,029	523,729
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,503	1,261,506
NN Group NV	5,066	220,767
Phoenix Group Holdings plc	13,118	83,754
Poste Italiane SpA (m)	8,553	120,654
Principal Financial Group, Inc.	2,277	176,263
Progressive Corp. (The)	6,340	1,519,127
Prudential Financial, Inc.	3,853	456,696
Prudential plc	50,443	402,263
QBE Insurance Group Ltd.	28,168	334,744
Sampo OYJ, Class A	9,259	377,769
Sompo Holdings, Inc.	16,665	437,168
Suncorp Group Ltd.	23,807	280,119
Swiss Life Holding AG (Registered)	538	414,667
Swiss Re AG	5,644	815,755
T&D Holdings, Inc.	9,184	167,737
Talanx AG	1,208	102,796
Tokio Marine Holdings, Inc.	35,153	1,260,853
Travelers Cos., Inc. (The)	2,457	591,867
Tryg A/S	6,343	133,520
Unipol Gruppo SpA	7,383	91,984
W.R. Berkley Corp.	3,258	190,658
Willis Towers Watson plc	1,090	341,432
Zurich Insurance Group AG	2,739	1,626,629

		28,220,316

Total Financials		139,210,240

Health Care (5.7%)
Biotechnology (0.7%)
AbbVie, Inc.	19,126	3,398,690
Amgen, Inc.	5,818	1,516,404
Argenx SE*	1,119	695,470
Biogen, Inc.*	1,577	241,155
CSL Ltd.	9,060	1,579,013
Genmab A/S*	1,176	243,489
Gilead Sciences, Inc.	13,489	1,245,979
Grifols SA*	5,581	52,885
Incyte Corp.*	1,730	119,491
Moderna, Inc.*	3,665	152,391
Regeneron Pharmaceuticals, Inc.*	1,140	812,056
Swedish Orphan Biovitrum AB*	3,664	105,157
Vertex Pharmaceuticals, Inc.*	2,787	1,122,325
Zealand Pharma A/S*	1,196	118,931

		11,403,436

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	18,773	2,123,414
Alcon AG	9,351	792,218
Align Technology, Inc.*	759	158,259
Baxter International, Inc.	5,526	161,138
Becton Dickinson & Co.	3,128	709,649
BioMerieux	775	83,088
Boston Scientific Corp.*	15,952	1,424,833
Carl Zeiss Meditec AG	753	35,506
Cochlear Ltd.	1,225	219,791
Coloplast A/S, Class B	2,360	257,825
Cooper Cos., Inc. (The)*	2,155	198,109
Demant A/S*	1,655	60,779
Dexcom, Inc.*	4,227	328,734
DiaSorin SpA	419	43,205
Edwards Lifesciences Corp.*	6,383	472,534
EssilorLuxottica SA	5,563	1,357,629
Fisher & Paykel Healthcare Corp. Ltd.	10,967	235,624
GE HealthCare Technologies, Inc.	4,945	386,600
Getinge AB, Class B	4,280	70,226
Hologic, Inc.*	2,514	181,234
Hoya Corp.	6,537	813,302
IDEXX Laboratories, Inc.*	886	366,308
Insulet Corp.*	759	198,152
Intuitive Surgical, Inc.*	3,855	2,012,156
Koninklijke Philips NV*	14,950	377,857
Medtronic plc	13,881	1,108,814
Olympus Corp.	22,026	328,417
ResMed, Inc.	1,589	363,388
Siemens Healthineers AG (m)	5,277	279,869
Smith & Nephew plc	16,360	203,049
Solventum Corp.*	1,495	98,760
Sonova Holding AG (Registered)	948	308,984
STERIS plc	1,068	219,538
Straumann Holding AG (Registered) (x)	2,089	263,203
Stryker Corp.	3,714	1,337,226
Sysmex Corp.	9,407	172,767
Teleflex, Inc.	502	89,346
Terumo Corp.	25,092	483,355
Zimmer Biomet Holdings, Inc.	2,154	227,527

		18,552,413

Health Care Providers & Services (0.7%)
Amplifon SpA	2,330	59,978
Cardinal Health, Inc.	2,619	309,749
Cencora, Inc.	1,898	426,443
Centene Corp.*	5,464	331,009
Cigna Group (The)	3,011	831,458
CVS Health Corp.	13,620	611,402
DaVita, Inc.*	488	72,980
Elevance Health, Inc.	2,510	925,939
Fresenius Medical Care AG	3,843	174,886
Fresenius SE & Co. KGaA*	7,904	274,745
HCA Healthcare, Inc.	1,974	592,496
Henry Schein, Inc.*	1,349	93,351
Humana, Inc.	1,303	330,584
Labcorp Holdings, Inc.	905	207,535
McKesson Corp.	1,374	783,056
Molina Healthcare, Inc.*	619	180,160
NMC Health plc (r)*	3,800	—
Quest Diagnostics, Inc.	1,208	182,239
Ramsay Health Care Ltd.	3,446	73,670
Sonic Healthcare Ltd.	8,539	142,754
UnitedHealth Group, Inc.	9,961	5,038,871

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	635	$113,932

		11,757,237

Health Care Technology (0.0%)†
M3, Inc.	8,231	71,979
Pro Medicus Ltd.	1,075	166,423

		238,402

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	3,109	417,663
Bachem Holding AG	631	40,242
Bio-Techne Corp.	1,719	123,820
Charles River Laboratories International, Inc.*	553	102,084
Danaher Corp.	6,957	1,596,979
Eurofins Scientific SE	2,527	129,074
IQVIA Holdings, Inc.*	1,866	366,688
Lonza Group AG (Registered)	1,352	797,952
Mettler-Toledo International, Inc.*	229	280,223
QIAGEN NV*	4,151	185,113
Revvity, Inc.	1,317	146,990
Sartorius AG (Preference) (q)	490	109,332
Sartorius Stedim Biotech	546	106,724
Thermo Fisher Scientific, Inc.	4,140	2,153,752
Waters Corp.*	643	238,540
West Pharmaceutical Services, Inc.	784	256,807

		7,051,983

Pharmaceuticals (2.7%)
Astellas Pharma, Inc.	33,812	327,596
AstraZeneca plc	29,009	3,801,597
Bayer AG (Registered)	18,383	367,749
Bristol-Myers Squibb Co.	21,952	1,241,605
Chugai Pharmaceutical Co. Ltd.	12,565	553,370
Daiichi Sankyo Co. Ltd.	32,801	900,586
Eisai Co. Ltd.	4,670	127,683
Eli Lilly and Co.	8,529	6,584,388
Galderma Group AG*	1,558	172,758
GSK plc	77,572	1,307,618
Hikma Pharmaceuticals plc	3,114	77,695
Ipsen SA	706	80,956
Johnson & Johnson	26,059	3,768,653
Kyowa Kirin Co. Ltd.	4,591	68,945
Merck & Co., Inc.	27,379	2,723,663
Merck KGaA	2,418	350,389
Novartis AG (Registered)	36,879	3,576,276
Novo Nordisk A/S, Class B	60,263	5,148,146
Ono Pharmaceutical Co. Ltd.	6,986	72,481
Orion OYJ, Class B	2,024	89,707
Otsuka Holdings Co. Ltd.	8,387	455,028
Pfizer, Inc.	61,337	1,627,271
Recordati Industria Chimica e Farmaceutica SpA	1,956	102,709
Roche Holding AG (BMV Mexico Stock Exchange)	13,146	3,689,720
Roche Holding AG (OTC US Exchange)	599	178,554
Sandoz Group AG	7,661	313,234
Sanofi SA	21,369	2,074,942
Shionogi & Co. Ltd.	14,129	198,080
Takeda Pharmaceutical Co. Ltd.	29,817	785,745
Teva Pharmaceutical Industries Ltd. (ADR)*	21,198	467,204
UCB SA	2,366	471,048
Viatris, Inc.	12,919	160,841
Zoetis, Inc.	4,883	795,587

		42,661,824

Total Health Care		91,665,295

Industrials (6.1%)
Aerospace & Defense (1.1%)
Airbus SE	11,119	1,782,697
Axon Enterprise, Inc.*	784	465,947
BAE Systems plc	56,553	813,123
Boeing Co. (The)*	8,091	1,432,107
Dassault Aviation SA	368	75,171
Elbit Systems Ltd.	499	130,807
General Dynamics Corp.	2,793	735,928
General Electric Co.	11,714	1,953,778
Howmet Aerospace, Inc.	4,397	480,900
Huntington Ingalls Industries, Inc.	423	79,934
Kongsberg Gruppen ASA	1,646	185,188
L3Harris Technologies, Inc.	2,053	431,705
Leonardo SpA	7,572	203,386
Lockheed Martin Corp.	2,284	1,109,887
Melrose Industries plc	24,129	167,287
MTU Aero Engines AG	1,007	335,825
Northrop Grumman Corp.	1,482	695,488
Rheinmetall AG	815	518,830
Rolls-Royce Holdings plc*	159,154	1,132,906
RTX Corp.	14,406	1,667,062
Saab AB, Class B	5,993	126,640
Safran SA	6,795	1,492,887
Singapore Technologies Engineering Ltd.	28,648	97,755
Textron, Inc.	2,007	153,515
Thales SA	1,734	249,038
TransDigm Group, Inc.	609	771,774

		17,289,565

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,279	132,146
Deutsche Post AG	19,088	671,929
DSV A/S	3,825	814,026
Expeditors International of Washington, Inc.	1,515	167,817
FedEx Corp.	2,433	684,476
InPost SA*	4,210	71,999
SG Holdings Co. Ltd. (x)	5,981	57,052
United Parcel Service, Inc., Class B	7,916	998,208

		3,597,653

Building Products (0.3%)
A.O. Smith Corp.	1,289	87,923
AGC, Inc.	3,630	106,030
Allegion plc	940	122,839
Assa Abloy AB, Class B	18,756	553,318
Builders FirstSource, Inc.*	1,245	177,948
Carrier Global Corp.	9,031	616,456
Cie de Saint-Gobain SA	8,489	753,588
Daikin Industries Ltd.	4,921	577,179
Geberit AG (Registered)	626	354,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Johnson Controls International plc	7,230	$570,664
Kingspan Group plc	2,893	211,118
Lennox International, Inc.	347	211,427
Masco Corp.	2,335	169,451
Nibe Industrier AB, Class B (x)	28,356	110,897
ROCKWOOL A/S, Class B	176	62,405
TOTO Ltd.	2,655	63,738
Trane Technologies plc	2,436	899,737

		5,649,632

Commercial Services & Supplies (0.2%)
Brambles Ltd.	26,062	310,362
Cintas Corp.	3,710	677,817
Copart, Inc.*	9,488	544,516
Dai Nippon Printing Co. Ltd.	7,222	101,265
Rentokil Initial plc	47,238	237,022
Republic Services, Inc.	2,203	443,200
Rollins, Inc.	3,040	140,904
Secom Co. Ltd.	7,892	266,840
Securitas AB, Class B	9,202	113,884
TOPPAN Holdings, Inc.	4,474	118,529
Veralto Corp.	2,676	272,551
Waste Management, Inc.	3,953	797,676

		4,024,566

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	3,304	165,783
Bouygues SA	3,548	104,890
Eiffage SA	1,375	120,666
Ferrovial SE	8,905	374,504
Kajima Corp.	7,404	134,428
Obayashi Corp.	12,122	160,315
Quanta Services, Inc.	1,598	505,048
Skanska AB, Class B	6,367	133,904
Taisei Corp.	3,114	130,729
Vinci SA	9,361	967,138

		2,797,405

Electrical Equipment (0.7%)
ABB Ltd. (Registered)	29,593	1,599,068
AMETEK, Inc.	2,503	451,191
Eaton Corp. plc	4,278	1,419,740
Emerson Electric Co.	6,171	764,772
Fuji Electric Co. Ltd.	2,551	136,718
Fujikura Ltd.	4,700	192,456
GE Vernova, Inc.	2,984	981,527
Generac Holdings, Inc.*	643	99,697
Hubbell, Inc., Class B	581	243,375
Legrand SA	4,907	477,998
Mitsubishi Electric Corp.	35,591	600,852
Nidec Corp.	15,574	279,818
Prysmian SpA	5,256	335,720
Rockwell Automation, Inc.	1,222	349,235
Schneider Electric SE	10,232	2,553,255
Siemens Energy AG*	11,966	624,438
Vestas Wind Systems A/S*	18,896	257,632

		11,367,492

Ground Transportation (0.4%)
Central Japan Railway Co.	14,494	271,604
CSX Corp.	20,872	673,539
East Japan Railway Co.	16,974	299,932
Grab Holdings Ltd., Class A*	39,539	186,624
Hankyu Hanshin Holdings, Inc.	4,260	110,886
JB Hunt Transport Services, Inc.	862	147,109
MTR Corp. Ltd.	29,056	101,384
Norfolk Southern Corp.	2,449	574,780
Old Dominion Freight Line, Inc.	2,033	358,621
Tokyu Corp.	9,970	106,466
Uber Technologies, Inc.*	22,791	1,374,753
Union Pacific Corp.	6,562	1,496,399
West Japan Railway Co.	8,192	144,771

		5,846,868

Industrial Conglomerates (0.5%)
3M Co.	5,894	760,857
CK Hutchison Holdings Ltd.	50,048	267,424
DCC plc	1,850	119,043
Hikari Tsushin, Inc.	292	63,618
Hitachi Ltd.	86,745	2,135,632
Honeywell International, Inc.	7,038	1,589,814
Investment AB Latour, Class B	2,770	69,068
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,875	117,473
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	100	4,097
Keppel Ltd.	26,825	134,356
Lifco AB, Class B	4,362	126,425
Sekisui Chemical Co. Ltd.	7,025	121,195
Siemens AG (Registered)	14,221	2,777,466
Smiths Group plc	6,447	138,741
Swire Pacific Ltd., Class A	7,572	68,684

		8,493,893

Machinery (1.1%)
Alfa Laval AB	5,414	227,340
Alstom SA*	6,476	144,628
Atlas Copco AB, Class A	50,266	767,629
Atlas Copco AB, Class B	29,207	394,780
Caterpillar, Inc.	5,226	1,895,784
Cummins, Inc.	1,485	517,671
Daifuku Co. Ltd.	5,992	123,864
Daimler Truck Holding AG	9,239	352,655
Deere & Co.	2,754	1,166,870
Dover Corp.	1,485	278,586
Epiroc AB, Class A	12,331	214,730
Epiroc AB, Class B	7,297	113,767
FANUC Corp.	17,690	462,792
Fortive Corp.	3,755	281,625
GEA Group AG	2,902	143,752
Hitachi Construction Machinery Co. Ltd. (x)	2,008	44,402
Hoshizaki Corp.	2,028	80,023
IDEX Corp.	819	171,409
Illinois Tool Works, Inc.	2,908	737,352
Indutrade AB	5,112	127,970
Ingersoll Rand, Inc.	4,362	394,587
Knorr-Bremse AG	1,357	98,890
Komatsu Ltd.	16,406	451,463
Kone OYJ, Class B	6,360	309,731
Kubota Corp.	17,564	203,181
Makita Corp.	4,475	136,423
Metso OYJ	11,633	108,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Minebea Mitsumi, Inc.	6,841	$110,019
Mitsubishi Heavy Industries Ltd.	59,950	835,795
Nordson Corp.	588	123,033
Otis Worldwide Corp.	4,323	400,353
PACCAR, Inc.	5,674	590,209
Parker-Hannifin Corp.	1,393	885,990
Pentair plc	1,788	179,944
Rational AG	96	81,941
Sandvik AB	19,951	357,684
Schindler Holding AG	762	210,191
Schindler Holding AG (Registered)	439	119,709
SKF AB, Class B	6,378	119,656
SMC Corp.	1,026	400,064
Snap-on, Inc.	568	192,825
Spirax Group plc	1,377	118,171
Stanley Black & Decker, Inc.	1,668	133,924
Techtronic Industries Co. Ltd.	25,826	340,837
Toyota Industries Corp.	3,062	246,729
Trelleborg AB, Class B	3,986	136,467
VAT Group AG (m)	505	190,987
Volvo AB, Class A	3,747	91,501
Volvo AB, Class B	29,726	721,565
Wartsila OYJ Abp	9,411	166,879
Westinghouse Air Brake Technologies Corp.	1,860	352,637
Xylem, Inc.	2,629	305,017
Yangzijiang Shipbuilding Holdings Ltd.	48,000	105,093
Yaskawa Electric Corp. (x)	4,259	108,602

		17,576,004

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	55	88,188
AP Moller - Maersk A/S, Class B	85	140,825
Kawasaki Kisen Kaisha Ltd. (x)	6,938	99,400
Kuehne + Nagel International AG (Registered)	904	206,945
Mitsui OSK Lines Ltd.	6,402	222,495
Nippon Yusen KK	8,200	272,821
SITC International Holdings Co. Ltd.	24,800	66,098

		1,096,772

Passenger Airlines (0.1%)
ANA Holdings, Inc.	3,035	55,043
Delta Air Lines, Inc.	6,939	419,810
Deutsche Lufthansa AG (Registered)	11,226	71,794
Japan Airlines Co. Ltd.	2,659	41,915
Qantas Airways Ltd.*	14,336	79,593
Singapore Airlines Ltd.	27,408	129,248
Southwest Airlines Co.	6,491	218,227
United Airlines Holdings, Inc.*	3,559	345,579

		1,361,209

Professional Services (0.6%)
Adecco Group AG (Registered)	3,151	77,623
Automatic Data Processing, Inc.	4,410	1,290,939
Broadridge Financial Solutions, Inc.	1,265	286,004
Bureau Veritas SA	5,945	180,679
Computershare Ltd.	9,923	208,516
Dayforce, Inc.*	1,706	123,924
Equifax, Inc.	1,341	341,754
Experian plc	17,209	742,189
Intertek Group plc	3,020	178,753
Jacobs Solutions, Inc.	1,344	179,585
Leidos Holdings, Inc.	1,444	208,023
Paychex, Inc.	3,466	486,003
Paycom Software, Inc.	526	107,814
Randstad NV	2,031	85,646
Recruit Holdings Co. Ltd.	26,198	1,825,819
RELX plc	34,862	1,583,831
SGS SA (Registered)	2,837	284,132
Teleperformance SE	1,023	88,080
Verisk Analytics, Inc.	1,528	420,857
Wolters Kluwer NV	4,463	741,529

		9,441,700

Trading Companies & Distributors (0.5%)
AddTech AB, Class B	4,863	132,458
AerCap Holdings NV	3,636	347,965
Ashtead Group plc	8,183	508,629
Beijer Ref AB, Class B (x)	7,202	106,229
Brenntag SE	2,431	145,749
Bunzl plc	6,286	259,377
Fastenal Co.	6,200	445,842
IMCD NV	1,066	158,455
ITOCHU Corp.	22,272	1,097,410
Marubeni Corp.	26,617	399,393
Mitsubishi Corp.	62,540	1,024,234
Mitsui & Co. Ltd.	47,224	981,140
MonotaRO Co. Ltd.	4,648	78,727
Reece Ltd.	4,230	58,594
Rexel SA	4,185	106,642
SGH Ltd.	3,808	108,679
Sumitomo Corp.	20,356	438,201
Toyota Tsusho Corp.	11,974	211,663
United Rentals, Inc.	711	500,857
W.W. Grainger, Inc.	480	505,944

		7,616,188

Transportation Infrastructure (0.1%)
Aena SME SA (m)	1,403	286,881
Aeroports de Paris SA	648	74,977
Auckland International Airport Ltd.	28,318	137,842
Getlink SE	5,660	90,318
Transurban Group	58,078	481,335

		1,071,353

Total Industrials		97,230,300

Information Technology (12.6%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	11,180	1,235,725
Cisco Systems, Inc.	43,143	2,554,066
F5, Inc.*	629	158,175
Juniper Networks, Inc.	3,583	134,183
Motorola Solutions, Inc.	1,809	836,174
Nokia OYJ	99,788	441,920
Telefonaktiebolaget LM Ericsson, Class B	51,979	419,821

		5,780,064

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	13,049	906,253
CDW Corp.	1,442	250,966

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Corning, Inc.	8,340	$396,317
Halma plc	7,104	239,146
Hexagon AB, Class B	38,849	370,993
Jabil, Inc.	1,221	175,702
Keyence Corp.	3,682	1,510,289
Keysight Technologies, Inc.*	1,878	301,663
Kyocera Corp.	24,052	238,932
Murata Manufacturing Co. Ltd.	31,640	506,517
Omron Corp.	3,310	111,274
Shimadzu Corp.	4,403	123,854
TDK Corp.	36,350	468,876
TE Connectivity plc	3,238	462,937
Teledyne Technologies, Inc.*	505	234,385
Trimble, Inc.*	2,643	186,754
Yokogawa Electric Corp.	4,251	90,514
Zebra Technologies Corp., Class A*	558	215,511

		6,790,883

IT Services (0.5%)
Accenture plc, Class A	6,763	2,379,156
Akamai Technologies, Inc.*	1,626	155,527
Bechtle AG (x)	1,532	49,351
Capgemini SE	2,907	476,224
Cognizant Technology Solutions Corp., Class A	5,366	412,645
EPAM Systems, Inc.*	614	143,565
Fujitsu Ltd.	30,980	544,813
Gartner, Inc.*	835	404,532
GoDaddy, Inc., Class A*	1,519	299,805
International Business Machines Corp.	10,008	2,200,059
NEC Corp.	4,551	391,507
Nomura Research Institute Ltd.	7,047	208,659
NTT Data Group Corp.	11,799	224,360
Obic Co. Ltd.	6,055	180,574
Otsuka Corp.	4,244	97,004
SCSK Corp.	2,974	62,422
TIS, Inc.	4,003	94,380
VeriSign, Inc.*	894	185,022
Wix.com Ltd.*	989	212,190

		8,721,795

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Micro Devices, Inc.*	17,564	2,121,556
Advantest Corp.	14,359	827,001
Analog Devices, Inc.	5,374	1,141,760
Applied Materials, Inc.	8,923	1,451,148
ASM International NV	879	508,794
ASML Holding NV	7,477	5,256,566
BE Semiconductor Industries NV	1,442	197,616
Broadcom, Inc.	50,553	11,720,208
Disco Corp.	1,758	471,838
Enphase Energy, Inc.*	1,462	100,410
First Solar, Inc.*	1,158	204,086
Infineon Technologies AG	24,438	794,874
Intel Corp.	46,682	935,974
KLA Corp.	1,448	912,414
Kokusai Electric Corp. (x)	2,900	38,661
Lam Research Corp.	13,926	1,005,875
Lasertec Corp.	1,462	138,101
Microchip Technology, Inc.	5,812	333,318
Micron Technology, Inc.	12,000	1,009,920
Monolithic Power Systems, Inc.	528	312,418
NVIDIA Corp.	265,504	35,654,532
NXP Semiconductors NV	2,751	571,795
ON Semiconductor Corp.*	4,608	290,534
QUALCOMM, Inc.	12,025	1,847,281
Renesas Electronics Corp.*	31,486	401,133
SCREEN Holdings Co. Ltd.	1,500	88,872
Skyworks Solutions, Inc.	1,728	153,239
STMicroelectronics NV	12,789	321,583
Teradyne, Inc.	1,762	221,871
Texas Instruments, Inc.	9,873	1,851,286
Tokyo Electron Ltd.	8,341	1,280,024

		72,164,688

Software (4.0%)
Adobe, Inc.*	4,765	2,118,900
ANSYS, Inc.*	947	319,451
Autodesk, Inc.*	2,327	687,791
Cadence Design Systems, Inc.*	2,968	891,765
Check Point Software Technologies Ltd.*	1,646	307,308
Crowdstrike Holdings, Inc., Class A*	2,519	861,901
CyberArk Software Ltd.*	808	269,185
Dassault Systemes SE	12,522	434,526
Fair Isaac Corp.*	264	525,606
Fortinet, Inc.*	6,885	650,495
Gen Digital, Inc.	5,869	160,693
Intuit, Inc.	3,034	1,906,869
Microsoft Corp.	80,473	33,919,369
Monday.com Ltd.*	701	165,043
Nemetschek SE	1,081	104,810
Nice Ltd.*	1,176	200,944
Oracle Corp.	682	65,322
Oracle Corp. (Moscow Stock Exchange)	17,395	2,898,703
Palantir Technologies, Inc., Class A*	22,186	1,677,927
Palo Alto Networks, Inc.*	7,084	1,289,005
PTC, Inc.*	1,300	239,031
Roper Technologies, Inc.	1,161	603,546
Sage Group plc (The)	18,801	299,626
Salesforce, Inc.	10,347	3,459,313
SAP SE	19,539	4,782,344
ServiceNow, Inc.*	2,230	2,364,068
Synopsys, Inc.*	1,663	807,154
Temenos AG (Registered)	1,055	74,564
Trend Micro, Inc.*	2,374	128,114
Tyler Technologies, Inc.*	463	266,984
WiseTech Global Ltd.	3,442	257,909
Workday, Inc., Class A*	2,305	594,759
Xero Ltd.*	2,715	283,257

		63,616,282

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	163,609	40,970,966
Brother Industries Ltd.	4,316	73,199
Canon, Inc.	17,446	566,791
Dell Technologies, Inc., Class C	3,324	383,058
FUJIFILM Holdings Corp.	20,924	434,760
Hewlett Packard Enterprise Co.	14,056	300,096
HP, Inc.	10,430	340,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Logitech International SA (Registered)	2,846	$235,444
NetApp, Inc.	2,216	257,233
Ricoh Co. Ltd.	9,934	113,177
Seagate Technology Holdings plc	2,289	197,563
Seiko Epson Corp.	5,424	97,968
Super Micro Computer, Inc. (x)*	5,450	166,116
Western Digital Corp.*	3,741	223,076

		44,359,778

Total Information Technology		201,433,490

Materials (1.8%)
Chemicals (0.9%)
Air Liquide SA	10,820	1,758,743
Air Products and Chemicals, Inc.	2,406	697,836
Akzo Nobel NV	3,195	191,821
Albemarle Corp. (x)	1,272	109,494
Arkema SA	1,053	80,225
Asahi Kasei Corp.	23,461	161,717
BASF SE	16,702	734,542
Celanese Corp.	1,183	81,875
CF Industries Holdings, Inc.	1,883	160,658
Clariant AG (Registered)	4,037	44,893
Corteva, Inc.	7,439	423,725
Covestro AG*	3,360	201,866
Croda International plc	2,482	105,179
Dow, Inc.	7,577	304,065
DSM-Firmenich AG	3,480	352,257
DuPont de Nemours, Inc.	4,523	344,879
Eastman Chemical Co.	1,254	114,515
Ecolab, Inc.	2,728	639,225
EMS-Chemie Holding AG (Registered) (x)	131	88,255
Evonik Industries AG	4,796	83,114
FMC Corp.	1,351	65,672
Givaudan SA (Registered)	173	758,812
ICL Group Ltd.	14,484	71,713
International Flavors & Fragrances, Inc.	2,767	233,950
Linde plc	5,154	2,157,825
LyondellBasell Industries NV, Class A	2,812	208,847
Mitsubishi Chemical Group Corp.	25,319	127,527
Mitsui Chemicals, Inc.	3,228	70,509
Mosaic Co. (The)	3,438	84,506
Nippon Paint Holdings Co. Ltd.	17,725	114,445
Nippon Sanso Holdings Corp.	3,274	91,026
Nitto Denko Corp.	13,175	220,695
Novonesis (Novozymes) B	6,594	373,713
Orica Ltd.	9,255	94,977
PPG Industries, Inc.	2,511	299,939
Sherwin-Williams Co. (The)	2,508	852,544
Shin-Etsu Chemical Co. Ltd.	33,701	1,116,325
Sika AG (Registered)	2,853	678,287
Syensqo SA	1,387	101,375
Symrise AG, Class A	2,485	264,222
Toray Industries, Inc.	25,908	163,556
Yara International ASA	3,098	81,925

		14,911,274

Construction Materials (0.1%)
Heidelberg Materials AG	2,555	315,711
Holcim AG	9,753	936,896
James Hardie Industries plc (CHDI)*	8,036	249,042
Martin Marietta Materials, Inc.	662	341,923
Vulcan Materials Co.	1,429	367,582

		2,211,154

Containers & Packaging (0.1%)
Amcor plc	15,643	147,201
Avery Dennison Corp.	869	162,616
Ball Corp.	3,230	178,070
International Paper Co.	3,760	202,363
Packaging Corp. of America	965	217,250
SIG Group AG	5,722	112,720
Smurfit WestRock plc	5,348	288,043

		1,308,263

Metals & Mining (0.6%)
Anglo American plc	23,779	703,737
Antofagasta plc	7,378	146,861
ArcelorMittal SA	8,777	203,926
BHP Group Ltd.	94,940	2,324,081
BlueScope Steel Ltd.	8,210	94,975
Boliden AB	5,117	143,693
Endeavour Mining plc	3,428	61,154
Fortescue Ltd.	31,687	357,931
Freeport-McMoRan, Inc.	15,552	592,220
Glencore plc	194,066	858,590
JFE Holdings, Inc.	10,798	121,325
Mineral Resources Ltd.	3,309	70,148
Newmont Corp.	12,322	458,625
Nippon Steel Corp.	16,988	341,355
Norsk Hydro ASA	26,313	145,219
Northern Star Resources Ltd.	21,512	205,581
Nucor Corp.	2,541	296,560
Rio Tinto Ltd.	6,947	505,060
Rio Tinto plc	21,099	1,247,526
South32 Ltd.	84,730	178,308
Steel Dynamics, Inc.	1,532	174,755
Sumitomo Metal Mining Co. Ltd.	4,586	103,799

		9,335,429

Paper & Forest Products (0.1%)
Holmen AB, Class B	1,426	52,361
Mondi plc	8,259	123,246
Stora Enso OYJ, Class R	10,891	109,684
Svenska Cellulosa AB SCA, Class B	11,347	144,030
UPM-Kymmene OYJ	9,987	274,746

		704,067

Total Materials		28,470,187

Real Estate (1.1%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	1,044	52,730
GPT Group (The) (REIT)	35,842	96,946
Land Securities Group plc (REIT)	13,241	96,806
Mirvac Group (REIT) (x)	73,829	85,681
Stockland (REIT)	44,665	132,698

		464,861

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,683	$164,177
Healthpeak Properties, Inc. (REIT)	7,570	153,444
Ventas, Inc. (REIT)	4,540	267,360
Welltower, Inc. (REIT)	6,402	806,844

		1,391,825

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	7,566	132,556

Industrial REITs (0.1%)
CapitaLand Ascendas REIT (REIT)	70,134	131,984
Goodman Group (REIT)	32,196	710,224
Prologis, Inc. (REIT)	10,024	1,059,537
Segro plc (REIT)	24,048	211,101
Warehouses De Pauw CVA (REIT)	3,376	66,443

		2,179,289

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,574	117,043
Gecina SA (REIT)	861	80,669
Japan Real Estate Investment Corp. (REIT)	120	82,240
Nippon Building Fund, Inc. (REIT) (x)	143	111,208

		391,160

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	794	65,717
CapitaLand Investment Ltd.	44,135	84,673
CBRE Group, Inc., Class A*	3,255	427,349
CK Asset Holdings Ltd.	35,920	147,534
CoStar Group, Inc.*	4,437	317,645
Daito Trust Construction Co. Ltd.	1,146	127,489
Daiwa House Industry Co. Ltd.	11,108	340,492
Fastighets AB Balder, Class B*	12,401	86,068
Henderson Land Development Co. Ltd.	26,705	81,147
Hongkong Land Holdings Ltd.	20,613	91,728
Hulic Co. Ltd.	7,213	62,465
LEG Immobilien SE	1,393	118,031
Mitsubishi Estate Co. Ltd.	20,174	278,618
Mitsui Fudosan Co. Ltd.	50,006	398,214
Sagax AB, Class B	4,112	84,098
Sino Land Co. Ltd.	73,197	73,982
Sumitomo Realty & Development Co. Ltd.	5,768	178,894
Sun Hung Kai Properties Ltd.	27,176	261,205
Swiss Prime Site AG (Registered)	1,446	157,409
Vonovia SE	13,858	420,758
Wharf Holdings Ltd. (The) (x)	20,100	56,548
Wharf Real Estate Investment Co. Ltd.	31,536	80,640

		3,940,704

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,537	338,094
Camden Property Trust (REIT)	1,154	133,910
Equity Residential (REIT)	3,695	265,153
Essex Property Trust, Inc. (REIT)	696	198,667
Invitation Homes, Inc. (REIT)	6,166	197,127
Mid-America Apartment Communities, Inc. (REIT)	1,265	195,531
UDR, Inc. (REIT)	3,249	141,039

		1,469,521

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	108,951	153,974
Federal Realty Investment Trust (REIT)	827	92,583
Kimco Realty Corp. (REIT)	7,296	170,945
Klepierre SA (REIT)	4,025	115,906
Link REIT (REIT)	48,192	203,834
Realty Income Corp. (REIT)	9,473	505,953
Regency Centers Corp. (REIT)	1,768	130,708
Scentre Group (REIT)	97,333	206,638
Simon Property Group, Inc. (REIT)	3,319	571,565
Unibail-Rodamco-Westfield (REIT)	2,216	166,925
Vicinity Ltd. (REIT)	72,399	94,104

		2,413,135

Specialized REITs (0.3%)
American Tower Corp. (REIT)	5,057	927,504
Crown Castle, Inc. (REIT)	4,703	426,844
Digital Realty Trust, Inc. (REIT)	3,374	598,312
Equinix, Inc. (REIT)	1,045	985,320
Extra Space Storage, Inc. (REIT)	2,294	343,183
Iron Mountain, Inc. (REIT)	3,176	333,829
Public Storage (REIT)	1,706	510,845
SBA Communications Corp. (REIT)	1,163	237,019
VICI Properties, Inc. (REIT), Class A	11,410	333,286
Weyerhaeuser Co. (REIT)	7,864	221,372

		4,917,514

Total Real Estate		17,300,565

Utilities (1.4%)
Electric Utilities (0.8%)
Acciona SA	462	52,020
Alliant Energy Corp.	2,777	164,232
American Electric Power Co., Inc.	5,764	531,614
BKW AG	395	65,369
Chubu Electric Power Co., Inc.	12,033	125,970
CK Infrastructure Holdings Ltd.	11,661	86,707
CLP Holdings Ltd.	30,583	257,134
Constellation Energy Corp.	3,385	757,258
Duke Energy Corp.	8,361	900,814
Edison International	4,190	334,530
EDP SA	58,717	188,001
Elia Group SA/NV	550	42,387
Endesa SA	5,943	127,861
Enel SpA	152,200	1,085,656
Entergy Corp.	4,641	351,881
Evergy, Inc.	2,489	153,198
Eversource Energy	3,965	227,710
Exelon Corp.	10,875	409,335
FirstEnergy Corp.	5,551	220,819
Fortum OYJ	8,394	117,511
Iberdrola SA	113,126	1,558,515
Kansai Electric Power Co., Inc. (The)	13,193	147,088
Mercury NZ Ltd.	13,092	42,851
NextEra Energy, Inc.	22,257	1,595,604

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
NRG Energy, Inc.	2,192	$197,762
Origin Energy Ltd.	32,235	217,475
PG&E Corp.	23,662	477,499
Pinnacle West Capital Corp.	1,230	104,267
Power Assets Holdings Ltd.	26,060	181,861
PPL Corp.	7,987	259,258
Redeia Corp. SA	7,593	129,776
Southern Co. (The)	11,859	976,233
SSE plc	20,662	414,903
Terna - Rete Elettrica Nazionale	26,327	207,949
Tokyo Electric Power Co. Holdings, Inc.*	28,590	85,338
Verbund AG	1,274	92,374
Xcel Energy, Inc.	6,215	419,637

		13,308,397

Gas Utilities (0.1%)
APA Group	24,229	104,526
Atmos Energy Corp.	1,680	233,973
Hong Kong & China Gas Co. Ltd.	209,652	167,632
Osaka Gas Co. Ltd.	6,854	149,914
Snam SpA	37,731	167,291
Tokyo Gas Co. Ltd.	6,415	178,121

		1,001,457

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	7,695	99,035
EDP Renovaveis SA	5,837	60,705
Meridian Energy Ltd.	24,387	80,639
Orsted A/S (m) *	3,146	141,744
RWE AG	11,831	353,243
Vistra Corp.	3,682	507,637

		1,243,003

Multi-Utilities (0.4%)
Ameren Corp.	2,889	257,526
CenterPoint Energy, Inc.	7,054	223,823
Centrica plc	96,480	161,367
CMS Energy Corp.	3,233	215,479
Consolidated Edison, Inc.	3,749	334,523
Dominion Energy, Inc.	9,091	489,641
DTE Energy Co.	2,241	270,601
E.ON SE	42,013	489,303
Engie SA	34,179	542,040
National Grid plc	91,431	1,087,393
NiSource, Inc.	5,052	185,712
Public Service Enterprise Group, Inc.	5,392	455,570
Sembcorp Industries Ltd.	16,800	67,906
Sempra	6,855	601,321
Veolia Environnement SA	13,166	369,726
WEC Energy Group, Inc.	3,424	321,993

		6,073,924

Water Utilities (0.0%)†
American Water Works Co., Inc.	2,109	262,550
Severn Trent plc	5,055	158,715
United Utilities Group plc	12,759	167,956

		589,221

Total Utilities		22,216,002

Total Common Stocks (52.4%) (Cost $381,027,147)		839,448,860

EXCHANGE TRADED FUNDS (ETF):
Equity (4.0%)
SPDR S&P MidCap 400 ETF Trust (x)	113,120	64,430,890

Total Exchange Traded Funds (4.0%) (Cost $56,744,777)		64,430,890

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.3%)
FHLB
3.250%, 11/16/28	$5,940,000	5,728,228
4.750%, 12/8/28	3,125,000	3,167,420
FHLMC
6.750%, 3/15/31	2,759,000	3,088,503
6.250%, 7/15/32	5,522,000	6,120,800
FNMA
1.875%, 9/24/26	8,398,000	8,072,878
7.250%, 5/15/30	10,000,000	11,320,737

Total U.S. Government Agency Securities		37,498,566

U.S. Treasury Obligations (37.1%)
U.S. Treasury Bonds
6.000%, 2/15/26	8,713,000	8,890,927
6.125%, 11/15/27	18,708,100	19,639,436
5.250%, 11/15/28	23,441,400	24,172,296
U.S. Treasury Notes
1.625%, 2/15/26	12,939,100	12,568,665
0.750%, 5/31/26	24,585,400	23,415,162
0.750%, 8/31/26	6,812,400	6,432,799
0.875%, 9/30/26	3,793,200	3,579,000
3.500%, 9/30/26	7,001,900	6,913,953
2.000%, 11/15/26#	45,228,500	43,398,198
1.250%, 12/31/26	8,201,200	7,733,501
1.500%, 1/31/27	6,580,200	6,221,988
2.250%, 2/15/27	12,890,700	12,369,519
1.875%, 2/28/27	6,847,700	6,514,123
2.375%, 5/15/27	26,341,100	25,225,022
2.250%, 8/15/27	24,314,100	23,104,965
2.250%, 11/15/27	24,429,600	23,094,146
3.875%, 12/31/27	9,807,700	9,694,724
2.750%, 2/15/28	5,963,500	5,692,304
4.000%, 2/29/28	9,855,300	9,764,358
3.500%, 4/30/28	18,603,400	18,131,763
2.875%, 5/15/28	8,942,200	8,539,200
3.625%, 5/31/28	7,186,600	7,028,513
4.000%, 6/30/28	4,387,500	4,341,690
2.875%, 8/15/28	1,412,600	1,343,460
4.375%, 8/31/28	7,191,400	7,196,260
4.625%, 9/30/28	6,018,300	6,074,392
4.875%, 10/31/28	1,409,600	1,434,751
3.125%, 11/15/28	3,406,400	3,258,448
4.375%, 11/30/28	6,858,800	6,860,670
3.750%, 12/31/28	9,966,000	9,740,966
4.000%, 1/31/29	3,220,100	3,175,431
2.625%, 2/15/29	7,103,500	6,639,859
4.250%, 2/28/29	9,177,000	9,132,464
4.125%, 3/31/29	8,120,500	8,040,590
4.625%, 4/30/29	9,507,600	9,597,846
2.375%, 5/15/29	9,798,200	9,027,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
4.500%, 5/31/29	$8,577,000	$8,617,186
4.250%, 6/30/29	5,912,400	5,879,712
1.625%, 8/15/29	14,741,600	13,080,898
3.500%, 9/30/29	5,904,300	5,680,890
1.750%, 11/15/29	9,426,900	8,357,989
1.500%, 2/15/30	9,471,600	8,222,149
0.625%, 5/15/30	21,873,000	17,946,847
0.625%, 8/15/30	15,094,900	12,259,977
1.625%, 5/15/31	13,136,200	11,080,073
1.250%, 8/15/31	7,053,800	5,755,976
1.375%, 11/15/31	9,648,000	7,881,333
1.875%, 2/15/32	11,983,700	10,079,919
2.875%, 5/15/32	11,419,200	10,256,666
2.750%, 8/15/32	10,241,500	9,083,893
4.125%, 11/15/32	9,730,200	9,489,109
3.500%, 2/15/33	5,397,700	5,022,389
3.375%, 5/15/33	7,338,500	6,744,815
3.875%, 8/15/33	9,333,000	8,885,569
4.500%, 11/15/33	9,638,800	9,598,280
4.000%, 2/15/34	7,649,700	7,326,772
4.375%, 5/15/34	8,995,400	8,860,522
3.875%, 8/15/34	6,599,700	6,242,941

Total U.S. Treasury Obligations		594,342,589

Total Long-Term Debt Securities (39.4%) (Cost $662,439,963)		631,841,155

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	208,679	208,679

Total Investment Companies		1,208,679

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.2%)
U.S. Treasury Bills 3.96%, 1/30/25 (p)	$3,358,500	3,347,464

Total Short-Term Investments (0.3%) (Cost $4,554,010)		4,556,143

Total Investments in Securities (96.1%) (Cost $1,104,765,897)		1,540,277,048
Other Assets Less Liabilities (3.9%)		62,782,623

Net Assets (100%)		$1,603,059,671

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,392,981.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $216,561 or 0.0% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $3,396,426 or 0.2% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $12,346,081. This was collateralized by $11,489,848 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 1/28/25 - 8/15/54 and by cash of $1,208,679 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	European Currency Unit
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
USD	—	United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Country Diversification As a Percentage of Total Net Assets
Australia	1.4%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.1
Denmark	0.5
Finland	0.2
France	1.8
Germany	1.7
Hong Kong	0.3
Ireland	0.2
Israel	0.2
Italy	0.5
Japan	4.3
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	0.8
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.2
United Arab Emirates	0.0	#
United Kingdom	2.1
United States	78.9
Cash and Other	3.9

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	155	3/2025	EUR	7,836,775	(147,638)
MSCI EAFE E-Mini Index	12	3/2025	USD	1,360,500	(31,705)
Russell 2000 E-Mini Index	572	3/2025	USD	64,344,280	(3,638,182)
S&P 500 E-Mini Index	119	3/2025	USD	35,317,713	(139,490)
TOPIX Index	59	3/2025	JPY	10,448,600	189,002

					(3,768,013)

Short Contracts
FTSE 100 Index	(163)	3/2025	GBP	(16,693,104)	135,722
SPI 200 Index	(63)	3/2025	AUD	(7,943,047)	127,414
U.S. Treasury 2 Year Note	(162)	3/2025	USD	(33,308,719)	(16,357)
U.S. Treasury 5 Year Note	(42)	3/2025	USD	(4,464,797)	23,596
U.S. Treasury 10 Year Note	(277)	3/2025	USD	(30,123,750)	296,092

					566,467

					(3,201,546)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	58,749,453	GBP	46,430,547	Bank of America	1/16/2025	629,713
USD	18,861,131	AUD	29,105,913	Bank of America	2/5/2025	845,508
USD	21,605,214	AUD	33,985,553	Barclays Bank plc	2/5/2025	569,251
USD	4,527,520	NOK	50,332,502	Bank of America	2/5/2025	106,285
USD	6,728,524	NOK	74,677,195	Barclays Bank plc	2/5/2025	168,839
USD	6,123,337	NOK	68,127,009	Deutsche Bank AG	2/5/2025	139,023
USD	8,293,133	NZD	14,216,100	Bank of America	2/5/2025	337,418
USD	1,822,968	NZD	3,152,615	HSBC Bank plc	2/5/2025	58,679
USD	13,339,326	SEK	146,128,622	Goldman Sachs Bank USA	2/5/2025	107,815
USD	26,904,764	CHF	23,851,827	UBS AG	2/27/2025	463,094
USD	52,019,094	EUR	49,534,446	Bank of America	2/27/2025	591,004

Total unrealized appreciation						4,016,629

GBP	20,063,956	USD	25,710,559	Bank of America	1/16/2025	(595,372)
GBP	19,539,355	USD	24,780,103	Barclays Bank plc	1/16/2025	(321,588)
GBP	17,758,428	USD	22,280,528	Citibank NA	1/16/2025	(51,300)
GBP	4,955,661	USD	6,271,493	Goldman Sachs Bank USA	1/16/2025	(68,212)
GBP	8,350,895	USD	10,610,458	JPMorgan Chase Bank	1/16/2025	(157,171)
AUD	38,586,062	USD	25,075,924	UBS AG	2/5/2025	(1,192,394)
NOK	172,724,941	USD	15,615,229	Goldman Sachs Bank USA	2/5/2025	(442,977)
NZD	24,567,686	USD	14,367,674	Bank of America	2/5/2025	(618,931)
SEK	48,499,573	USD	4,446,738	Bank of America	2/5/2025	(55,246)
SEK	37,760,216	USD	3,432,404	Morgan Stanley	2/5/2025	(13,329)
JPY	2,382,754,571	USD	15,590,464	Bank of America	2/21/2025	(359,569)
JPY	438,742,455	USD	2,878,821	Deutsche Bank AG	2/21/2025	(74,319)

Total unrealized depreciation						(3,950,408)

Net unrealized appreciation						66,221

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$52,546,299	$12,401,885	$—		$64,948,184
Consumer Discretionary	60,817,725	33,682,190	—		94,499,915
Consumer Staples	30,126,935	24,771,310	—		54,898,245
Energy	17,056,024	10,520,413	—		27,576,437
Financials	73,477,777	65,732,463	—		139,210,240
Health Care	54,858,172	36,807,123	—	(a)	91,665,295
Industrials	44,625,278	52,605,022	—		97,230,300
Information Technology	176,104,242	25,329,248	—		201,433,490
Materials	10,206,763	18,263,424	—		28,470,187
Real Estate	11,304,744	5,995,821	—		17,300,565
Utilities	12,541,035	9,674,967	—		22,216,002

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Exchange Traded Funds	$64,430,890	$—	$—	$64,430,890
Forward Currency Contracts	—	4,016,629	—	4,016,629
Futures	771,826	—	—	771,826
Short-Term Investments
Investment Companies	1,208,679	—	—	1,208,679
U.S. Treasury Obligations	—	3,347,464	—	3,347,464
U.S. Government Agency Securities	—	37,498,566	—	37,498,566
U.S. Treasury Obligations	—	594,342,589	—	594,342,589

Total Assets	$610,076,389	$934,989,114	$—	$1,545,065,503

Liabilities:
Forward Currency Contracts	$—	$(3,950,408)	$—	$(3,950,408)
Futures	(3,973,372)	—	—	(3,973,372)

Total Liabilities	$(3,973,372)	$(3,950,408)	$—	$(7,923,780)

Total	$606,103,017	$931,038,706	$—	$1,537,141,723

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$319,688	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	4,016,629
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	452,138	*

Total		$4,788,455

	Liability Derivatives
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(16,357	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(3,950,408)
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	(3,957,015	)*

Total		$(7,923,780)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$891,564	$—	$891,564
Foreign exchange contracts	—	4,052,834	4,052,834
Equity contracts	20,873,022	—	20,873,022

Total	$21,764,586	$4,052,834	$25,817,420

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$1,512,684	$—	$1,512,684
Foreign exchange contracts	—	287,559	287,559
Equity contracts	(12,146,527)	—	(12,146,527)

Total	$(10,633,843)	$287,559	$(10,346,284)

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$141,240,000
Average notional value of contracts — short	88,693,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$177,564,000
Average settlement value sold — in USD	181,690,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$2,509,928	$(1,629,118)	$—	$880,810
Barclays Bank plc	738,090	(321,588)	—	416,502
Deutsche Bank AG	139,023	(74,319)	—	64,704
Goldman Sachs Bank USA	107,815	(107,815)	—	—
HSBC Bank plc	58,679	—	—	58,679
UBS AG	463,094	(463,094)	—	—

Total	$4,016,629	$(2,595,934)	$—	$1,420,695

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$1,629,118	$(1,629,118)	$—	$—
Barclays Bank plc	321,588	(321,588)	—	—
Citibank NA	51,300	—	—	51,300
Deutsche Bank AG	74,319	(74,319)	—	—
Goldman Sachs Bank USA	511,189	(107,815)	—	403,374
JPMorgan Chase Bank	157,171	—		157,171
Morgan Stanley	13,329	—	—	13,329
UBS AG	1,192,394	(463,094)	—	729,300

Total	$3,950,408	$(2,595,934)	$—	$1,354,474

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$115,894,747
Long-term U.S. government debt securities	174,081,771

$289,976,518

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$201,997,710
Long-term U.S. government debt securities	147,069,936

$349,067,646

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$515,582,713
Aggregate gross unrealized depreciation	(86,406,358)

Net unrealized appreciation	$429,176,355

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,107,965,368

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $1,104,765,897)	$1,540,277,048
Cash	52,540,395
Foreign cash (Cost $733,316)	721,970
Receivable for securities sold	15,972,103
Dividends, interest and other receivables	6,696,716
Unrealized appreciation on forward foreign currency contracts	4,016,629
Receivable for Portfolio shares sold	773,303
Securities lending income receivable	12,409
Other assets	16,248

Total assets	1,621,026,821

LIABILITIES
Payable for securities purchased	10,907,261
Unrealized depreciation on forward foreign currency contracts	3,950,408
Payable for return of collateral on securities loaned	1,208,679
Investment management fees payable	997,512
Distribution fees payable – Class IB	345,921
Payable for Portfolio shares repurchased	271,780
Administrative fees payable	172,723
Due to broker for futures variation margin	21,403
Accrued expenses	91,463

Total liabilities	17,967,150

Commitments and contingent liabilities^
NET ASSETS	$1,603,059,671

Net assets were comprised of:
Paid in capital	$1,375,780,768
Total distributable earnings (loss)	227,278,903

Net assets	$1,603,059,671

Class IB
Net asset value, offering and redemption price per share, $1,603,059,671 / 126,996,598 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.62

(x)	Includes value of securities on loan of $12,346,081.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$20,790,265
Dividends (net of $718,806 foreign withholding tax)	17,842,583
Securities lending (net)	163,098

Total income	38,795,946

EXPENSES
Investment management fees	11,891,563
Distribution fees – Class IB	4,126,503
Administrative fees	2,074,797
Custodian fees	168,400
Professional fees	157,890
Printing and mailing expenses	146,180
Trustees’ fees	54,170
Miscellaneous	35,022

Total expenses	18,654,525

NET INVESTMENT INCOME (LOSS)	20,141,421

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	96,480,136
Futures contracts	21,764,586
Forward foreign currency contracts	4,052,834
Foreign currency transactions	712,315

Net realized gain (loss)	123,009,871

Change in unrealized appreciation (depreciation) on:
Investments in securities	36,348,210
Futures contracts	(10,633,843)
Forward foreign currency contracts	287,559
Foreign currency translations	(170,696)

Net change in unrealized appreciation (depreciation)	25,831,230

NET REALIZED AND UNREALIZED GAIN (LOSS)	148,841,101

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$168,982,522

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,141,421	$16,036,205
Net realized gain (loss)	123,009,871	53,086,461
Net change in unrealized appreciation (depreciation)	25,831,230	117,737,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	168,982,522	186,860,089

Distributions to shareholders:
Class IB	(122,195,544)	(20,152,634)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 9,712,388 and 19,041,904 shares, respectively ]	126,168,307	224,370,610
Capital shares issued in reinvestment of dividends and distributions [ 9,394,527 and 1,655,088 shares, respectively ]	122,195,544	20,152,634
Capital shares repurchased [ (24,079,841) and (32,546,252) shares, respectively ]	(313,451,522)	(374,669,403)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(65,087,671)	(130,146,159)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,300,693)	36,561,296
NET ASSETS:
Beginning of year	1,621,360,364	1,584,799,068

End of year	$1,603,059,671	$1,621,360,364

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$12.29		$11.02		$13.41		$12.50		$13.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.12		0.09		0.08	(aa)	0.10
Net realized and unrealized gain (loss)	1.18		1.30		(2.06)		1.42		0.45

Total from investment operations	1.34		1.42		(1.97)		1.50		0.55

Less distributions:
Dividends from net investment income	(0.22)		(0.12)		(0.07)		(0.19)		(0.10)
Distributions from net realized gains	(0.79)		(0.03)		(0.35)		(0.39)		(1.33)
Return of capital	—		—		—		(0.01)		—

Total dividends and distributions	(1.01)		(0.15)		(0.42)		(0.59)		(1.43)

Net asset value, end of year	$12.62		$12.29		$11.02		$13.41		$12.50

Total return	10.75%		12.96%		(14.63)%		12.04%		4.43%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,603,060		$1,621,360		$1,584,799		$2,365,665		$2,355,365
Ratio of expenses to average net assets (f)	1.13	%(j)	1.13	%(k)	1.12	%(o)	1.10	%(jj)	1.11	%(o)
Ratio of net investment income (loss) to average net assets (f)	1.22%		1.01%		0.73%		0.62	%(bb)	0.76%
Portfolio turnover rate^	19%		12%		24%		19%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class IB.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.07.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for class IB would have been 0.11% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.9%)
ACM Auto Trust,
Series 2024-1A A 7.710%, 1/21/31§	$380,512	$381,597
Series 2024-2A A 6.060%, 2/20/29§	1,872,030	1,879,074
Affirm Asset Securitization Trust,
Series 2024-X1 A 6.270%, 5/15/29§	603,446	605,499
Series 2024-X2 A 5.220%, 12/17/29§	1,572,000	1,574,447
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2 5.300%, 6/21/28§	336,070	337,598
BHG Securitization Trust,
Series 2022-A A 1.710%, 2/20/35§	18,852	18,783
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1 6.050%, 7/15/27§	1,478,000	1,494,952
CarMax Auto Owner Trust,
Series 2021-1 C 0.940%, 12/15/26	1,177,000	1,167,437
Carvana Auto Receivables Trust,
Series 2021-N1 C 1.300%, 1/10/28	529,215	509,611
Series 2021-N2 B 0.750%, 3/10/28	112,640	107,681
Series 2021-N3 C 1.020%, 6/12/28	204,696	195,113
Series 2024-P3 A2 4.610%, 11/10/27	2,017,000	2,017,185
CPS Auto Receivables Trust,
Series 2024-C A 5.880%, 2/15/28§	770,586	775,851
Enterprise Fleet Financing LLC,
Series 2023-2 A2 5.560%, 4/22/30§	1,661,081	1,674,997
Equify ABS LLC,
Series 2024-1A A 5.430%, 4/18/33§	1,280,311	1,280,560
FHF Trust,
Series 2021-2A A 0.830%, 12/15/26§	95,982	95,183
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§	2,862,000	2,782,434
Flagship Credit Auto Trust,
Series 2020-4 C 1.280%, 2/16/27§	95,138	95,011
Series 2024-3 A 4.880%, 11/15/28§	859,874	861,080
Ford Credit Auto Owner Trust,
Series 2021-1 C 1.910%, 10/17/33§	1,168,000	1,114,565
GLS Auto Receivables Issuer Trust,
Series 2024-3A A2 5.350%, 8/16/27§	1,754,090	1,759,789
GLS Auto Select Receivables Trust,
Series 2024-2A A2 5.580%, 6/17/30§	2,125,766	2,147,584
Go Mortgage LLC,
1.433%, 8/15/26 (l)	881,207	862,727
2.435%, 8/15/26 (l)	876,000	857,918
2.638%, 8/15/26 (l)	98,000	94,488
Goldentree Loan Management US CLO Ltd.,
Series 2020-7A ARR 5.644%, 4/20/34 (l)§	2,550,000	2,551,709
Hardee’s Funding LLC,
Series 2018-1A A23 5.710%, 6/20/48§	1,322,487	1,282,331
Hertz Vehicle Financing III LLC,
Series 2022-1A A 1.990%, 6/25/26§	2,488,000	2,468,802
HFX Funding Issuer LLC,
3.622%, 3/15/35 (l)	878,785	874,738
Kubota Credit Owner Trust,
Series 2023-1A A2 5.400%, 2/17/26§	431,863	432,254
LAD Auto Receivables Trust,
Series 2022-1A A 5.210%, 6/15/27§	346,729	347,262
Lendbuzz Securitization Trust,
Series 2024-3A A1 5.354%, 9/15/25§	230,716	230,785
Marlette Funding Trust,
Series 2024-1A A 5.950%, 7/17/34§	411,458	413,069
Mission Lane Credit Card Master Trust,
Series 2024-A A1 6.200%, 8/15/29§	1,026,000	1,031,689
Series 2024-B A 5.880%, 1/15/30§	2,373,000	2,374,484
Nelnet Student Loan Trust,
Series 2021-CA AFX 1.320%, 4/20/62§	1,357,491	1,242,762
NMEF Funding LLC,
Series 2024-A A2 5.150%, 12/15/31§	2,259,000	2,264,049
Oportun Funding Trust,
Series 2024-3 A 5.260%, 8/15/29§	1,325,649	1,326,616
Oportun Issuance Trust,
Series 2024-2 A 5.860%, 2/9/32§	598,094	599,745
Pagaya AI Debt Grantor Trust,
Series 2024-5 A 6.278%, 10/15/31§	687,762	696,226
Series 2024-9 B 5.306%, 3/15/32§	2,370,756	2,362,787
Pagaya AI Debt Trust,
Series 2024-2 A 6.319%, 8/15/31§	604,395	610,971
Series 2024-3 A 6.258%, 10/15/31§	731,084	735,951
Prosper Marketplace Issuance Trust,
Series 2024-1A A 6.120%, 8/15/29§	899,050	901,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A 5.380%, 11/25/30§	$471,010	$471,327
Research-Driven Pagaya Motor Trust,
Series 2024-1A A 7.090%, 6/25/32§	726,263	733,331
Santander Bank Auto Credit-Linked Notes,
Series 2022-B B 5.721%, 8/16/32§	24,771	24,779
Series 2022-C B 6.451%, 12/15/32§	298,813	300,145
Santander Drive Auto Receivables Trust,
Series 2024-1 A2 5.710%, 2/16/27	865,393	866,819
Series 2024-4 A2 5.410%, 7/15/27	1,601,237	1,606,367
Tesla Auto Lease Trust,
Series 2024-A A3 5.300%, 6/21/27§	759,000	763,315
Tricolor Auto Securitization Trust,
Series 2024-2A A 6.360%, 12/15/27§	598,226	600,811
United Auto Credit Securitization Trust,
Series 2024-1 A 6.170%, 8/10/26§	133,026	133,219
Wheels Fleet Lease Funding LLC,
Series 2024-1A A1 5.490%, 2/18/39§	2,380,000	2,406,458
World Omni Select Auto Trust,
Series 2023-A A2A 5.920%, 3/15/27	475,643	476,647

Total Asset-Backed Securities		55,822,272

Collateralized Mortgage Obligations (2.6%)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 6.553%, 4/25/47 (l)§	261,871	264,812
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1 6.469%, 4/25/42 (l)§	294,381	296,404
Series 2023-R02 1M1 6.869%, 1/25/43 (l)§	852,054	871,789
Series 2023-R05 1M1 6.460%, 6/25/43 (l)§	1,443,325	1,457,808
Series 2024-R02 1M1 5.669%, 2/25/44 (l)§	669,051	669,821
Series 2024-R03 2M1 5.710%, 3/25/44 (l)§	1,280,676	1,280,751
Series 2024-R04 1M1 5.669%, 5/25/44 (l)§	1,178,638	1,178,991
Series 2024-R05 2M1 5.569%, 7/25/44 (l)§	593,069	593,332
Series 2024-R06 1M1 5.619%, 9/25/44 (l)§	1,174,686	1,175,785
FHLMC,
Series 3305 FT 5.112%, 7/15/34 (l)	33,550	33,152
Series 3349 FE 5.202%, 7/15/37 (l)	681,271	674,038
Series 3807 FM 5.212%, 2/15/41 (l)	22,664	22,421
Series 3927 FH 5.162%, 9/15/41 (l)	24,838	24,481
Series 4087 FB 5.182%, 7/15/42 (l)	638,198	628,700
Series 4286 VF 5.162%, 12/15/43 (l)	506,577	498,165
Series 4350 KF 5.319%, 1/15/39 (l)	206,995	200,096
Series 4457 BA 3.000%, 7/15/39	2,137,237	1,999,120
Series 4459 CA 5.000%, 12/15/34	190,676	191,542
Series 4483 A 3.000%, 12/15/29	64,788	63,675
FHLMC STACR REMIC Trust,
Series 2022-DNA7 M1A 7.069%, 3/25/52 (l)§	1,460,569	1,488,126
Series 2023-DNA1 M1A 6.660%, 3/25/43 (l)§	1,000,741	1,015,186
Series 2023-DNA2 M1A 6.660%, 4/25/43 (l)§	654,587	664,922
Series 2023-HQA2 M1A 6.569%, 6/25/43 (l)§	979,092	984,834
Series 2024-DNA3 A1 5.619%, 10/25/44 (l)§	2,072,021	2,076,278
Series 2024-HQA1 M1 5.819%, 3/25/44 (l)§	1,533,137	1,534,642
Series 2024-HQA2 M1 5.769%, 8/25/44 (l)§	2,012,648	2,014,715
FNMA,
Series 2006-42 CF 5.133%, 6/25/36 (l)	30,736	30,451
Series 2007-109 GF 5.363%, 12/25/37 (l)	50,396	50,207
Series 2010-39 FT 5.633%, 10/25/35 (l)	1,135,364	1,142,879
Series 2011-53 FT 5.263%, 6/25/41 (l)	109,163	108,294
Series 2011-86 KF 5.233%, 9/25/41 (l)	115,047	113,909
Series 2011-86 NF 5.233%, 9/25/41 (l)	46,235	45,888
Series 2012-65 FA 5.133%, 6/25/42 (l)	22,405	22,048
Series 2013-121 FA 5.083%, 12/25/43 (l)	353,201	348,448
Series 2014-49 AF 5.289%, 8/25/44 (l)	1,075,714	1,043,945
Series 2015-C01 1M2 8.983%, 2/25/25 (l)	114,734	115,394
Series 2015-C02 1M2 8.683%, 5/25/25 (l)	37,859	38,274
Series 2016-C02 1M2 10.683%, 9/25/28 (l)	138,098	142,202

Total Collateralized Mortgage Obligations		25,105,525

Commercial Mortgage-Backed Securities (1.4%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D 3.534%, 3/10/37 (l)§	1,250,000	1,128,896

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
BBCMS Mortgage Trust,
Series 2020-BID A 6.652%, 10/15/37 (l)§	$3,190,000	$3,199,968
BFLD Mortgage Trust,
Series 2021-FPM A 6.112%, 6/15/38 (l)§	4,795,000	4,792,003
CLNY Trust,
Series 2019-IKPR D 6.872%, 11/15/38 (l)§	1,232,000	1,145,774
GS Mortgage Securities Trust,
Series 2011-GC5 AS 5.150%, 8/10/44 (l)§	1,865,653	1,772,050
Series 2011-GC5 D 5.150%, 8/10/44 (l)§	49,051	26,401
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B 3.649%, 3/10/46 (l)§	1,033,347	927,067

Total Commercial Mortgage-Backed Securities		12,992,159

Corporate Bonds (8.9%)
Communication Services (0.2%)
Entertainment (0.2%)
Warnermedia Holdings, Inc.
3.788%, 3/15/25	1,728,000	1,722,813

Total Communication Services		1,722,813

Consumer Discretionary (0.7%)
Automobiles (0.5%)
BMW US Capital LLC
4.600%, 8/13/27§	1,419,000	1,410,388
Hyundai Capital America
5.950%, 9/21/26§	1,420,000	1,441,696
Mercedes-Benz Finance North America LLC
4.750%, 8/1/27§	1,403,000	1,399,853

		4,251,937

Hotels, Restaurants & Leisure (0.2%)
McDonald’s Corp.
5.000%, 5/17/29	880,000	885,142
Starbucks Corp.
4.850%, 2/8/27	1,415,000	1,419,079

		2,304,221

Total Consumer Discretionary		6,556,158

Consumer Staples (0.8%)
Beverages (0.2%)
Keurig Dr Pepper, Inc.
5.050%, 3/15/29 (x)	1,409,000	1,413,773

Food Products (0.3%)
Campbell’s Co. (The)
5.300%, 3/20/26 (x)	1,401,000	1,410,624
General Mills, Inc.
4.700%, 1/30/27	382,000	381,403
4.875%, 1/30/30	1,019,000	1,010,570

		2,802,597

Tobacco (0.3%)
Philip Morris International, Inc.
5.000%, 11/17/25	1,509,000	1,514,604
4.875%, 2/13/26	1,517,000	1,519,839

		3,034,443

Total Consumer Staples		7,250,813

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Continental Resources, Inc.
4.375%, 1/15/28	1,426,000	1,384,882
Williams Cos., Inc. (The)
4.800%, 11/15/29	644,000	634,173

Total Energy		2,019,055

Financials (4.5%)
Banks (2.7%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26 (k)(x)	1,600,000	1,608,192
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28 (k)	400,000	403,284
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	600,000	586,958
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.365%, 7/15/28 (k)	400,000	402,502
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§	424,000	427,498
Bank of Montreal
Series f2f (SOFR + 0.88%), 4.567%, 9/10/27 (k)	1,466,000	1,458,274
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.325%, 11/2/26 (k)	986,000	1,003,853
(SOFR + 1.49%), 5.674%, 3/12/28 (k)	372,000	375,571
Canadian Imperial Bank of Commerce
(SOFR + 0.93%), 4.508%, 9/11/27 (k)(x)	1,409,000	1,399,989
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.466%, 1/9/26 (k)§	919,000	919,246
HSBC Holdings plc
(SOFR + 1.43%), 2.999%, 3/10/26 (k)	2,908,000	2,896,606
(SOFR + 2.11%), 4.755%, 6/9/28 (k)	1,051,000	1,043,277
JPMorgan Chase & Co.
(SOFR + 1.19%), 5.040%, 1/23/28 (k)	1,396,000	1,400,365
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.087%, 11/26/28 (k)	568,000	566,762
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29 (k)	810,000	825,023
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28 (k)	467,000	473,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26 (k)	$520,000	$530,571
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27 (k)	691,000	697,607
Royal Bank of Canada
(United States SOFR Compounded Index + 0.86%), 4.522%, 10/18/28 (k)	1,403,000	1,390,367
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26 (k)	1,509,000	1,530,402
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28 (k)§	1,392,000	1,394,912
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26 (k)§	892,000	888,726
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.187%, 7/6/27 (k)§	502,000	509,917
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§	270,000	267,438
Toronto-Dominion Bank (The)
4.568%, 12/17/26	1,429,000	1,423,589
Wells Fargo Bank NA
4.811%, 1/15/26	1,396,000	1,401,013

		25,825,010

Capital Markets (0.5%)
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26 (k)	589,000	592,471
(SOFR + 2.52%), 7.146%, 7/13/27 (k)	542,000	558,324
Morgan Stanley
(SOFR + 1.01%), 5.652%, 4/13/28 (k)	942,000	957,011
Nomura Holdings, Inc.
5.709%, 1/9/26	912,000	918,866
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26 (k)§	596,000	594,728
(SOFR + 3.34%), 6.373%, 7/15/26 (k)§	910,000	916,825

		4,538,225

Consumer Finance (0.8%)
American Express Co.
(United States SOFR Compounded Index + 0.75%), 5.645%, 4/23/27 (k)	661,000	667,356
(SOFR + 0.97%), 5.389%, 7/28/27 (k)	749,000	756,339
Caterpillar Financial Services Corp.
5.150%, 8/11/25	1,442,000	1,444,951
General Motors Financial Co., Inc.
5.400%, 5/8/27	497,000	501,673
5.800%, 6/23/28 (x)	892,000	907,999
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§	630,000	597,149
6.500%, 3/10/28§	768,000	785,506
5.950%, 6/11/29§	3,000	3,004
Synchrony Financial
4.875%, 6/13/25	853,000	852,251
3.950%, 12/1/27	895,000	864,013

		7,380,241

Financial Services (0.2%)
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§	1,611,000	1,539,447

Insurance (0.3%)
Athene Global Funding
5.620%, 5/8/26§	1,410,000	1,421,979
Met Tower Global Funding
5.250%, 4/12/29§	1,421,000	1,438,867

		2,860,846

Total Financials		42,143,769

Health Care (0.5%)
Health Care Providers & Services (0.3%)
Cencora, Inc.
4.625%, 12/15/27	1,436,000	1,437,103
Elevance Health, Inc.
5.150%, 6/15/29	316,000	317,511
McKesson Corp.
4.900%, 7/15/28	942,000	942,980

		2,697,594

Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
4.950%, 2/20/26	713,000	716,578
Eli Lilly and Co.
4.500%, 2/9/27	1,414,000	1,416,204

		2,132,782

Total Health Care		4,830,376

Industrials (1.1%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
3.250%, 2/1/28 (x)	1,743,000	1,638,909
6.298%, 5/1/29	221,000	229,021

		1,867,930

Commercial Services & Supplies (0.1%)
Waste Management, Inc.
4.950%, 7/3/27	1,082,000	1,092,389

Ground Transportation (0.1%)
Ryder System, Inc.
5.375%, 3/15/29	933,000	943,524

Industrial Conglomerates (0.1%)
Honeywell International, Inc.
4.650%, 7/30/27	1,403,000	1,407,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Machinery (0.2%)
CNH Industrial Capital LLC
3.950%, 5/23/25	$1,680,000	$1,674,226

Passenger Airlines (0.1%)
AS Mileage Plan IP Ltd.
5.021%, 10/20/29§	877,000	854,198

Trading Companies & Distributors (0.3%)
Aircastle Ltd.
5.950%, 2/15/29§	297,000	302,555
Aviation Capital Group LLC
1.950%, 1/30/26§	1,884,000	1,823,331
1.950%, 9/20/26§	623,000	591,053

		2,716,939

Total Industrials		10,556,556

Information Technology (0.3%)
Semiconductors & Semiconductor Equipment (0.1%)
Broadcom, Inc.
5.050%, 7/12/27 (x)	530,000	534,272
4.150%, 2/15/28	212,000	208,187

		742,459

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
4.350%, 2/1/30	1,407,000	1,360,753
Hewlett Packard Enterprise Co.
4.400%, 9/25/27	573,000	566,471

		1,927,224

Total Information Technology		2,669,683

Materials (0.1%)
Metals & Mining (0.1%)
Glencore Funding LLC
5.338%, 4/4/27§	1,403,000	1,414,132

Total Materials		1,414,132

Real Estate (0.2%)
Specialized REITs (0.2%)
American Tower Corp. (REIT)
5.250%, 7/15/28	765,000	769,156
5.200%, 2/15/29	296,000	297,414
Crown Castle, Inc. (REIT)
5.600%, 6/1/29	599,000	610,525

Total Real Estate		1,677,095

Utilities (0.3%)
Electric Utilities (0.3%)
Eversource Energy
5.000%, 1/1/27	1,396,000	1,398,676
Oncor Electric Delivery Co. LLC
4.650%, 11/1/29§	1,413,000	1,399,212
Pacific Gas and Electric Co.
5.550%, 5/15/29	217,000	220,151
Vistra Operations Co. LLC
5.050%, 12/30/26§	200,000	200,222

Total Utilities		3,218,261

Total Corporate Bonds		84,058,711

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	629,614	566,034
3.500%, 11/1/49	3,176,011	2,852,587

Total Mortgage-Backed Securities		3,418,621

Municipal Bonds (0.0%)†
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	16,629
Bay Area Toll Authority
6.263%, 4/1/49	7,000	7,398
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	6,000	5,995
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	8,187
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	6,000	6,307
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	6,078
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	7,000	6,901
City of New York, General Obligation Bonds, Series 2009-A1
Series A-2
5.206%, 10/1/31	6,000	5,946
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	7,857
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	6,961
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	6,000	6,675
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	6,399
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	36,000	38,411

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Los Angeles Community College District
6.600%, 8/1/42	$31,000	$33,503
Massachusetts Clean Water Trust (The)
5.192%, 8/1/40	30,000	29,720
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	8,530
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	6,282
6.648%, 11/15/39	6,000	6,362
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	10,658
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	33,086
North Texas Tollway Authority
6.718%, 1/1/49	8,000	8,891
Ohio State University (The)
4.910%, 6/1/40	6,000	5,614
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	8,720
5.561%, 12/1/49	7,000	6,761
San Diego County Water Authority
6.138%, 5/1/49	6,000	6,199
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.918%, 4/1/40	1,000	1,111
7.043%, 4/1/50	6,000	6,877
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	6,861
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	1,000	998
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	6,003
5.600%, 3/15/40	6,000	5,953
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	8,079

Total Municipal Bonds		329,952

U.S. Government Agency Securities (39.3%)
FFCB
1.125%, 1/6/25	7,000,000	6,997,095
4.000%, 1/13/26	50,000,000	49,870,560
4.125%, 1/22/26	20,000,000	19,993,794
4.625%, 3/5/26	39,781,000	39,870,539
4.375%, 6/23/26	30,892,000	30,985,458
4.500%, 8/14/26	10,000,000	10,048,520
FHLB
4.625%, 3/14/25	50,000,000	50,021,450
1.875%, 9/11/26	20,000,000	19,239,516
4.125%, 1/15/27	2,400,000	2,393,269
4.750%, 4/9/27	10,695,000	10,842,052
4.125%, 9/10/27	41,475,000	41,280,553
4.000%, 6/30/28	40,000,000	39,625,912
5.500%, 7/15/36	12,000	12,696
FHLMC
1.500%, 2/12/25	25,500,000	25,417,270
0.375%, 7/21/25	12,900,000	12,620,843
0.375%, 9/23/25	3,000,000	2,916,476
FNMA
0.750%, 10/8/27	5,000,000	4,542,090
6.250%, 5/15/29	5,000,000	5,368,102

Total U.S. Government Agency Securities		372,046,195

U.S. Treasury Obligations (23.2%)
U.S. Treasury Notes
0.250%, 6/30/25	19,455,000	19,081,137
5.000%, 10/31/25	85,289,800	85,783,056
4.875%, 11/30/25	14,762,900	14,841,090
4.250%, 12/31/25	4,974,300	4,975,186
4.250%, 1/31/26	22,480,500	22,480,594
4.625%, 2/28/26	18,816,900	18,891,594
4.500%, 3/31/26	15,214,800	15,254,938
4.625%, 6/30/26	4,662,500	4,688,076
4.375%, 7/31/26	17,358,500	17,388,699
4.000%, 2/29/28	4,727,000	4,683,381
4.625%, 9/30/28	4,286,400	4,326,351
4.875%, 10/31/28	7,281,100	7,411,016

Total U.S. Treasury Obligations		219,805,118

Total Long-Term Debt Securities (81.7%) (Cost $775,383,387)		773,578,553

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	299,240	299,240
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	12,372,217	12,377,166

Total Investment Companies		12,676,406

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (17.0%)
U.S. Treasury Bills
3.71%, 1/16/25 (p)	$22,912,800	22,875,067
3.90%, 1/28/25 (p)	17,000,000	16,948,556

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
4.05%, 2/20/25 (p)	$14,515,200	$14,432,491
4.09%, 3/13/25 (p)	38,945,500	38,629,153
4.13%, 3/27/25 (p)	53,705,400	53,180,666
4.14%, 5/15/25 (p)	14,297,200	14,078,786

Total U.S. Treasury Obligations		160,144,719

Total Short-Term Investments (18.3%) (Cost $172,782,789)		172,821,125

Total Investments in Securities (100.0%) (Cost $948,166,176)		946,399,678
Other Assets Less Liabilities (0.0%)†		469,670

Net Assets (100%)		$946,869,348

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $99,287,778 or 10.5% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $293,028. This was collateralized by cash of $299,240 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CLO	— Collateralized Loan Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	346	3/2025	USD	71,140,844	(66,687)

					(66,687)

Short Contracts
U.S. Treasury 5 Year Note	(352)	3/2025	USD	(37,419,250)	197,790
U.S. Treasury 10 Year Note	(41)	3/2025	USD	(4,458,750)	43,826
U.S. Treasury Ultra Bond	(4)	3/2025	USD	(475,625)	27,588

					269,204

					202,517

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$55,822,272	$—	$55,822,272
Collateralized Mortgage Obligations	—	25,105,525	—	25,105,525
Commercial Mortgage-Backed Securities	—	12,992,159	—	12,992,159
Corporate Bonds
Communication Services	—	1,722,813	—	1,722,813
Consumer Discretionary	—	6,556,158	—	6,556,158
Consumer Staples	—	7,250,813	—	7,250,813
Energy	—	2,019,055	—	2,019,055
Financials	—	42,143,769	—	42,143,769
Health Care	—	4,830,376	—	4,830,376
Industrials	—	10,556,556	—	10,556,556
Information Technology	—	2,669,683	—	2,669,683
Materials	—	1,414,132	—	1,414,132
Real Estate	—	1,677,095	—	1,677,095
Utilities	—	3,218,261	—	3,218,261
Futures	269,204	—	—	269,204
Mortgage-Backed Securities	—	3,418,621	—	3,418,621
Municipal Bonds	—	329,952	—	329,952
Short-Term Investments
Investment Companies	12,676,406	—	—	12,676,406
U.S. Treasury Obligations	—	160,144,719	—	160,144,719
U.S. Government Agency Securities	—	372,046,195	—	372,046,195
U.S. Treasury Obligations	—	219,805,118	—	219,805,118

Total Assets	$12,945,610	$933,723,272	$—	$946,668,882

Liabilities:
Futures	$(66,687)	$—	$—	$(66,687)

Total Liabilities	$(66,687)	$—	$—	$(66,687)

Total	$12,878,923	$933,723,272	$—	$946,602,195

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$269,204	*

Total		$269,204

	Liability Derivatives
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(66,687	)*

Total		$(66,687)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$1,160,731	$1,160,731

Total	$1,160,731	$1,160,731

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$926,873	$926,873

Total	$926,873	$926,873

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$35,938,000
Average notional value of contracts — short	61,292,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$239,561,741
Long-term U.S. government debt securities	90,823,174

$330,384,915

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$199,198,966
Long-term U.S. government debt securities	182,801,679

$382,000,645

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,153,823
Aggregate gross unrealized depreciation	(5,095,795)

Net unrealized depreciation	$(1,941,972)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$948,544,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $948,166,176)	$946,399,678
Cash	46,753,941
Dividends, interest and other receivables	7,443,439
Due from broker for futures variation margin	750,760
Receivable for Portfolio shares sold	17,577
Receivable for securities sold	922
Securities lending income receivable	223
Other assets	4,265

Total assets	1,001,370,805

LIABILITIES
Payable for securities purchased	53,181,531
Payable for Portfolio shares repurchased	481,790
Investment management fees payable	321,174
Payable for return of collateral on securities loaned	299,240
Distribution fees payable – Class IB	82,507
Administrative fees payable	73,125
Trustees’ fees payable	310
Accrued expenses	61,780

Total liabilities	54,501,457

Commitments and contingent liabilities^
NET ASSETS	$946,869,348

Net assets were comprised of:
Paid in capital	$962,319,082
Total distributable earnings (loss)	(15,449,734)

Net assets	$946,869,348

Class IB
Net asset value, offering and redemption price per share, $388,412,079 / 39,646,102 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.80

Class K
Net asset value, offering and redemption price per share, $558,457,269 / 56,645,985 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.86

(x)	Includes value of securities on loan of $293,028.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$39,754,239
Dividends	1,966
Securities lending (net)	4,922

Total income	39,761,127

EXPENSES
Investment management fees	4,183,657
Distribution fees – Class IB	995,185
Administrative fees	860,629
Professional fees	96,998
Printing and mailing expenses	85,882
Custodian fees	37,899
Trustees’ fees	30,943
Miscellaneous	37,846

Gross expenses	6,329,039
Less: Waiver from investment manager	(455,834)

Net expenses	5,873,205

NET INVESTMENT INCOME (LOSS)	33,887,922

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(548,938)
Futures contracts	1,160,731

Net realized gain (loss)	611,793

Change in unrealized appreciation (depreciation) on:
Investments in securities	6,224,939
Futures contracts	926,873

Net change in unrealized appreciation (depreciation)	7,151,812

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,763,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,651,527

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$33,887,922	$23,803,350
Net realized gain (loss)	611,793	(3,012,391)
Net change in unrealized appreciation (depreciation)	7,151,812	20,823,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,651,527	41,614,794

Distributions to shareholders:
Class IB	(13,928,789)	(10,553,124)
Class K	(21,205,119)	(13,582,141)

Total distributions to shareholders	(35,133,908)	(24,135,265)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,658,447 and 5,036,833 shares, respectively ]	66,170,812	48,882,057
Capital shares issued in reinvestment of dividends [ 1,425,263 and 1,087,676 shares, respectively ]	13,928,789	10,553,124
Capital shares repurchased [ (10,623,114) and (12,290,383) shares, respectively ]	(105,338,472)	(119,525,593)

Total Class IB transactions	(25,238,871)	(60,090,412)

Class K
Capital shares sold [ 9,865,779 and 3,238,021 shares, respectively ]	98,390,402	31,718,021
Capital shares issued in reinvestment of dividends [ 2,156,486 and 1,391,633 shares, respectively ]	21,205,119	13,582,141
Capital shares repurchased [ (6,831,045) and (10,216,613) shares, respectively ]	(68,273,663)	(100,533,013)

Total Class K transactions	51,321,858	(55,232,851)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	26,082,987	(115,323,263)

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,600,606	(97,843,734)
NET ASSETS:
Beginning of year	914,268,742	1,012,112,476

End of year	$946,869,348	$914,268,742

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.73	$9.57	$9.80	$9.88	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.34	0.23	0.04	0.02	0.09
Net realized and unrealized gain (loss)	0.09	0.19	(0.22)	(0.06)	— #

Total from investment operations	0.43	0.42	(0.18)	(0.04)	0.09

Less distributions:
Dividends from net investment income	(0.36)	(0.26)	(0.05)	(0.04)	(0.09)

Net asset value, end of year	$9.80	$9.73	$9.57	$9.80	$9.88

Total return	4.44%	4.35%	(1.83)%	(0.42)%	0.94%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$388,412	$410,524	$462,874	$472,296	$512,688
Ratio of expenses to average net assets:
After waivers (f)	0.77%	0.77%	0.77%	0.79%	0.80%
Before waivers (f)	0.82%	0.82%	0.81%	0.80%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.47%	2.33%	0.47%	0.19%	0.87%
Before waivers (f)	3.42%	2.28%	0.43%	0.18%	0.86%
Portfolio turnover rate^	41%	51%	50%	77%	65%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.79	$9.63	$9.86	$9.93	$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.37	0.25	0.07	0.04	0.11
Net realized and unrealized gain (loss)	0.09	0.19	(0.23)	(0.05)	0.01

Total from investment operations	0.46	0.44	(0.16)	(0.01)	0.12

Less distributions:
Dividends from net investment income	(0.39)	(0.28)	(0.07)	(0.06)	(0.12)

Net asset value, end of year	$9.86	$9.79	$9.63	$9.86	$9.93

Total return	4.67%	4.58%	(1.57)%	(0.09)%	1.18%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$558,457	$503,744	$549,239	$711,060	$1,074,104
Ratio of expenses to average net assets:
After waivers (f)	0.52%	0.52%	0.52%	0.54%	0.55%
Before waivers (f)	0.57%	0.57%	0.56%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.72%	2.58%	0.68%	0.45%	1.12%
Before waivers (f)	3.67%	2.53%	0.64%	0.44%	1.11%
Portfolio turnover rate^	41%	51%	50%	77%	65%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	3,130	$95,997
AST SpaceMobile, Inc., Class A (x)*	50,280	1,060,908
ATN International, Inc.	6,850	115,149
Bandwidth, Inc., Class A*	10,300	175,306
Cogent Communications Holdings, Inc.	15,982	1,231,733
Globalstar, Inc. (x)*	243,100	503,217
IDT Corp., Class B	8,000	380,160
Liberty Latin America Ltd., Class A*	11,960	76,065
Liberty Latin America Ltd., Class C*	48,523	307,636
Lumen Technologies, Inc.*	386,530	2,052,474
Shenandoah Telecommunications Co.	24,728	311,820

		6,310,465

Entertainment (0.3%)
AMC Entertainment Holdings, Inc., Class A*	106,260	422,915
Atlanta Braves Holdings, Inc., Class A*	4,800	195,840
Atlanta Braves Holdings, Inc., Class C*	19,160	733,062
Cinemark Holdings, Inc.*	40,640	1,259,027
Eventbrite, Inc., Class A*	32,100	107,856
Golden Matrix Group, Inc. (x)*	2,380	4,712
IMAX Corp.*	16,240	415,744
Lions Gate Entertainment Corp., Class A*	23,170	197,872
Lions Gate Entertainment Corp., Class B*	46,100	348,055
LiveOne, Inc. (x)*	3,510	5,160
Madison Square Garden Entertainment Corp., Class A*	16,581	590,284
Marcus Corp. (The)	1,170	25,155
Playstudios, Inc.*	9,240	17,186
Reservoir Media, Inc.*	2,360	21,358
Sphere Entertainment Co.*	10,111	407,675
Vivid Seats, Inc., Class A*	33,450	154,873

		4,906,774

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	31,400	255,596
Cargurus, Inc., Class A*	35,774	1,307,182
Cars.com, Inc.*	24,620	426,665
EverQuote, Inc., Class A*	5,010	100,150
Getty Images Holdings, Inc. (x)*	7,390	15,962
Grindr, Inc.*	12,980	231,563
MediaAlpha, Inc., Class A*	12,360	139,544
Nextdoor Holdings, Inc.*	15,350	36,380
Outbrain, Inc.*	1,400	10,052
QuinStreet, Inc.*	19,950	460,247
Shutterstock, Inc.	9,700	294,395
System1, Inc. (x)*	2,320	2,084
TrueCar, Inc.*	36,210	135,063
Vimeo, Inc.*	52,100	333,440
Yelp, Inc., Class A*	27,700	1,071,990
Ziff Davis, Inc.*	16,800	912,912
ZipRecruiter, Inc., Class A*	29,100	210,684

		5,943,909

Media (0.4%)
Advantage Solutions, Inc.*	36,260	105,879
AMC Networks, Inc., Class A*	26,110	258,489
Boston Omaha Corp., Class A*	6,010	85,222
Cable One, Inc.	2,160	782,179
Cardlytics, Inc.*	18,490	68,598
Clear Channel Outdoor Holdings, Inc.*	156,640	214,597
EchoStar Corp., Class A (x)*	45,566	1,043,461
Emerald Holding, Inc.	4,670	22,509
Entravision Communications Corp., Class A	4,710	11,069
EW Scripps Co. (The), Class A*	29,325	64,808
Gambling.com Group Ltd.*	3,340	47,027
Gannett Co., Inc.*	39,570	200,224
Gray Television, Inc.	34,230	107,824
Ibotta, Inc., Class A*	5,670	369,004
iHeartMedia, Inc., Class A*	53,250	105,435
Innovid Corp.*	3,330	10,290
Integral Ad Science Holding Corp.*	25,000	261,000
John Wiley & Sons, Inc., Class A	12,290	537,196
Magnite, Inc.*	48,238	767,949
PubMatic, Inc., Class A*	15,200	223,288
Scholastic Corp.	13,300	283,689
Sinclair, Inc.	17,470	281,966
Stagwell, Inc., Class A*	41,500	273,070
TechTarget, Inc.*	12,000	237,840
TEGNA, Inc.	60,030	1,097,949
Thryv Holdings, Inc.*	11,880	175,824
Townsquare Media, Inc., Class A	440	4,000
WideOpenWest, Inc.*	16,450	81,592

		7,721,978

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	203,059
Spok Holdings, Inc.	2,740	43,977
Telephone and Data Systems, Inc.	34,000	1,159,740

		1,406,776

Total Communication Services		26,289,902

Consumer Discretionary (12.3%)
Automobile Components (0.6%)
Adient plc*	34,950	602,189
American Axle & Manufacturing Holdings, Inc.*	47,100	274,593
Cooper-Standard Holdings, Inc.*	2,330	31,595
Dana, Inc.	47,000	543,320
Dorman Products, Inc.*	9,100	1,178,905
Fox Factory Holding Corp.*	16,800	508,536
Gentherm, Inc.*	10,230	408,433
Goodyear Tire & Rubber Co. (The)*	110,686	996,174
Holley, Inc.*	12,510	37,780
LCI Industries	9,900	1,023,561
Luminar Technologies, Inc., Class A (x)*	5,793	31,166
Modine Manufacturing Co.*	19,300	2,237,449
Patrick Industries, Inc.	11,925	990,729
Phinia, Inc.	17,350	835,749
Solid Power, Inc. (x)*	43,860	82,895
Standard Motor Products, Inc.	9,700	300,506
Stoneridge, Inc.*	9,400	58,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Visteon Corp.*	10,100	$896,072
XPEL, Inc. (m)*	7,900	315,526

		11,354,116

Automobiles (0.0%)†
Canoo, Inc. (x)*	2,455	3,461
Livewire Group, Inc. (x)*	2,300	11,063
Winnebago Industries, Inc.	11,380	543,736

		558,260

Broadline Retail (0.8%)
1stdibs.com, Inc.*	1,120	3,965
Groupon, Inc.*	7,650	92,948
Ollie’s Bargain Outlet Holdings, Inc.*	133,151	14,610,659
Savers Value Village, Inc. (x)*	15,360	157,440

		14,865,012

Distributors (0.0%)†
A-Mark Precious Metals, Inc. (x)	2,840	77,816
GigaCloud Technology, Inc., Class A (x)*	8,970	166,124
Weyco Group, Inc.	220	8,261

		252,201

Diversified Consumer Services (1.4%)
Adtalem Global Education, Inc.*	14,813	1,345,761
American Public Education, Inc.*	1,960	42,277
Carriage Services, Inc., Class A	3,700	147,445
Chegg, Inc.*	95,290	153,417
Coursera, Inc.*	49,050	416,925
Duolingo, Inc., Class A*	50,627	16,414,792
European Wax Center, Inc., Class A*	16,720	111,522
Frontdoor, Inc.*	26,610	1,454,769
Graham Holdings Co., Class B	1,090	950,393
Laureate Education, Inc.*	48,800	892,552
Lincoln Educational Services Corp.*	2,070	32,747
Mister Car Wash, Inc.*	35,770	260,763
Nerdy, Inc. (x)*	31,980	51,808
OneSpaWorld Holdings Ltd.	38,380	763,762
Perdoceo Education Corp.	20,470	541,841
Strategic Education, Inc.	8,431	787,624
Stride, Inc.*	15,020	1,561,029
Udemy, Inc.*	26,300	216,449
Universal Technical Institute, Inc.*	14,400	370,224

		26,516,100

Hotels, Restaurants & Leisure (3.1%)
Accel Entertainment, Inc., Class A*	19,860	212,105
Bally’s Corp.*	10,290	184,088
Biglari Holdings, Inc., Class B*	70	17,800
BJ’s Restaurants, Inc.*	6,700	235,404
Bloomin’ Brands, Inc.	30,970	378,144
Brinker International, Inc.*	16,340	2,161,619
Cheesecake Factory, Inc. (The) (x)	16,830	798,415
Cracker Barrel Old Country Store, Inc. (x)	8,485	448,517
Dave & Buster’s Entertainment, Inc. (x)*	13,460	392,897
Denny’s Corp.*	25,242	152,714
Despegar.com Corp.*	23,490	452,183
Dine Brands Global, Inc.	3,420	102,942
DraftKings, Inc., Class A*	347,164	12,914,501
El Pollo Loco Holdings, Inc.*	5,010	57,815
Empire Resorts, Inc. (r)*	400	—
Everi Holdings, Inc.*	26,600	359,366
First Watch Restaurant Group, Inc.*	7,420	138,086
Full House Resorts, Inc.*	1,760	7,181
Global Business Travel Group I*	47,940	444,883
Golden Entertainment, Inc.	6,400	202,240
Hilton Grand Vacations, Inc.*	23,760	925,452
Inspired Entertainment, Inc.*	1,610	14,571
International Game Technology plc	43,468	767,645
Jack in the Box, Inc.	7,550	314,382
Krispy Kreme, Inc.	32,583	323,549
Kura Sushi USA, Inc., Class A (x)*	2,400	217,392
Life Time Group Holdings, Inc.*	22,480	497,258
Lindblad Expeditions Holdings, Inc.*	13,360	158,450
Monarch Casino & Resort, Inc.	4,900	386,610
Nathan’s Famous, Inc.	100	7,861
ONE Group Hospitality, Inc. (The)*	4,360	12,644
Papa John’s International, Inc.	13,066	536,621
PlayAGS, Inc.*	6,330	72,985
Portillo’s, Inc., Class A (x)*	20,630	193,922
Potbelly Corp.*	5,570	52,469
RCI Hospitality Holdings, Inc. (x)	2,720	156,318
Red Rock Resorts, Inc., Class A	18,260	844,342
Rush Street Interactive, Inc.*	20,800	285,376
Sabre Corp.*	118,700	433,255
Shake Shack, Inc., Class A*	14,070	1,826,286
Six Flags Entertainment Corp.	34,835	1,678,699
Super Group SGHC Ltd.	56,770	353,677
Sweetgreen, Inc., Class A*	36,291	1,163,489
Target Hospitality Corp.*	19,640	189,821
United Parks & Resorts, Inc.*	13,700	769,803
Vacasa, Inc., Class A (x)*	950	4,655
Viking Holdings Ltd.*	315,411	13,897,009
Wingstop, Inc.	53,876	15,311,559
Xponential Fitness, Inc., Class A (x)*	11,200	150,640

		61,207,640

Household Durables (2.1%)
Beazer Homes USA, Inc.*	11,200	307,552
Cavco Industries, Inc.*	2,990	1,334,228
Century Communities, Inc.	10,350	759,276
Champion Homes, Inc.*	19,960	1,758,476
Cricut, Inc., Class A (x)	24,030	136,971
Dream Finders Homes, Inc., Class A (x)*	9,020	209,895
Ethan Allen Interiors, Inc.	8,510	239,216
Flexsteel Industries, Inc.	330	17,932
GoPro, Inc., Class A*	72,620	79,156
Green Brick Partners, Inc.*	12,010	678,445
Hamilton Beach Brands Holding Co., Class A	440	7,405
Helen of Troy Ltd.*	9,033	540,444
Hooker Furnishings Corp.	750	10,508
Hovnanian Enterprises, Inc., Class A*	1,820	243,552
Installed Building Products, Inc.	8,830	1,547,458
iRobot Corp. (x)*	11,720	90,830
KB Home	24,009	1,577,871
Landsea Homes Corp.*	6,760	57,392
La-Z-Boy, Inc.	16,360	712,805
Legacy Housing Corp.*	3,260	80,457

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
LGI Homes, Inc.*	7,040	$629,376
Lifetime Brands, Inc.	710	4,196
Lovesac Co. (The)*	4,780	113,095
M/I Homes, Inc.*	10,040	1,334,818
Meritage Homes Corp.	13,270	2,041,191
NVR, Inc.*	965	7,892,639
Purple Innovation, Inc., Class A*	22,810	17,792
SharkNinja, Inc.*	151,194	14,720,248
Sonos, Inc.*	38,758	582,920
Taylor Morrison Home Corp., Class A*	36,800	2,252,528
Traeger, Inc.*	6,850	16,372
Tri Pointe Homes, Inc.*	35,830	1,299,196
United Homes Group, Inc.*	210	888
Worthington Enterprises, Inc.	11,699	469,247

		41,764,375

Leisure Products (0.2%)
Acushnet Holdings Corp. (x)	11,490	816,709
AMMO, Inc.*	18,420	20,262
Clarus Corp.	5,410	24,399
Escalade, Inc.	340	4,855
Funko, Inc., Class A*	8,080	108,191
JAKKS Pacific, Inc.*	4,210	118,512
Johnson Outdoors, Inc., Class A	2,450	80,850
Latham Group, Inc.*	7,960	55,402
Malibu Boats, Inc., Class A*	9,700	364,623
Marine Products Corp.	1,850	16,964
MasterCraft Boat Holdings, Inc.*	5,840	111,369
Peloton Interactive, Inc., Class A*	129,190	1,123,953
Smith & Wesson Brands, Inc.	16,000	161,680
Solo Brands, Inc., Class A (x)*	2,870	3,272
Sturm Ruger & Co., Inc.	8,300	293,571
Topgolf Callaway Brands Corp. (x)*	54,400	427,584

		3,732,196

Specialty Retail (2.4%)
1-800-Flowers.com, Inc., Class A*	14,810	120,998
Abercrombie & Fitch Co., Class A*	18,720	2,798,078
Academy Sports & Outdoors, Inc.	23,430	1,347,928
aka Brands Holding Corp. (x)*	90	1,685
American Eagle Outfitters, Inc.	69,100	1,151,897
America’s Car-Mart, Inc.*	2,940	150,675
Arhaus, Inc., Class A	8,290	77,926
Arko Corp.	29,670	195,525
Asbury Automotive Group, Inc.*	6,910	1,679,337
BARK, Inc. (x)*	19,330	35,567
Beyond, Inc.*	16,500	81,345
Boot Barn Holdings, Inc.*	10,850	1,647,247
Buckle, Inc. (The)	11,600	589,396
Build-A-Bear Workshop, Inc.	3,570	164,363
Burlington Stores, Inc.*	45,361	12,930,607
Caleres, Inc.	15,400	356,664
Camping World Holdings, Inc., Class A	16,900	356,252
Citi Trends, Inc.*	1,580	41,475
Designer Brands, Inc., Class A	26,970	144,020
Destination XL Group, Inc. (x)*	6,630	17,835
Foot Locker, Inc.*	30,200	657,152
Genesco, Inc.*	4,200	179,550
Group 1 Automotive, Inc.	4,717	1,988,121
GrowGeneration Corp.*	44,600	75,374
Haverty Furniture Cos., Inc.	6,800	151,368
J Jill, Inc.	4,190	115,728
Lands’ End, Inc.*	3,410	44,807
Leslie’s, Inc.*	27,120	60,478
MarineMax, Inc.*	6,500	188,175
Monro, Inc.	14,850	368,280
National Vision Holdings, Inc.*	33,461	348,664
ODP Corp. (The)*	13,020	296,075
OneWater Marine, Inc., Class A*	2,850	49,533
Petco Health & Wellness Co., Inc., Class A*	22,660	86,335
RealReal, Inc. (The) (x)*	36,380	397,633
Revolve Group, Inc., Class A*	14,400	482,256
RH*	29,075	11,443,629
RumbleON, Inc., Class B (x)*	1,643	8,921
Sally Beauty Holdings, Inc.*	39,980	417,791
Shoe Carnival, Inc.	6,400	211,712
Signet Jewelers Ltd.	14,850	1,198,543
Sleep Number Corp.*	9,570	145,847
Sonic Automotive, Inc., Class A	6,020	381,367
ThredUp, Inc., Class A*	9,570	13,302
Tile Shop Holdings, Inc.*	2,750	19,057
Tilly’s, Inc., Class A*	2,130	9,053
Torrid Holdings, Inc. (x)*	7,090	37,081
Upbound Group, Inc.	20,530	598,860
Urban Outfitters, Inc.*	24,480	1,343,462
Victoria’s Secret & Co.*	29,980	1,241,772
Warby Parker, Inc., Class A*	30,400	735,984
Winmark Corp.	1,100	432,377
Zumiez, Inc.*	9,480	181,732

		47,798,839

Textiles, Apparel & Luxury Goods (1.7%)
Birkenstock Holding plc*	233,754	13,244,502
Deckers Outdoor Corp.*	72,124	14,647,663
Figs, Inc., Class A*	46,400	287,216
G-III Apparel Group Ltd.*	11,540	376,435
Hanesbrands, Inc.*	134,980	1,098,737
Kontoor Brands, Inc.	20,940	1,788,485
Movado Group, Inc.	7,660	150,749
Oxford Industries, Inc.	5,580	439,593
Rocky Brands, Inc.	740	16,872
Steven Madden Ltd.	28,043	1,192,388
Superior Group of Cos., Inc.	1,130	18,679
Vera Bradley, Inc.*	9,670	38,003
Wolverine World Wide, Inc.	32,200	714,840

		34,014,162

Total Consumer Discretionary		242,062,901

Consumer Staples (2.8%)
Beverages (0.1%)
MGP Ingredients, Inc. (x)	5,400	212,598
National Beverage Corp.	6,490	276,928
Primo Brands Corp.	58,934	1,813,399
Vita Coco Co., Inc. (The)*	15,000	553,650

		2,856,575

Consumer Staples Distribution & Retail (0.4%)
Andersons, Inc. (The)	13,600	551,072
Chefs’ Warehouse, Inc. (The)*	14,200	700,344
HF Foods Group, Inc.*	6,420	20,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Ingles Markets, Inc., Class A	6,200	$399,528
Natural Grocers by Vitamin Cottage, Inc.	2,310	91,753
PriceSmart, Inc.	9,000	829,530
SpartanNash Co.	13,800	252,816
Sprouts Farmers Market, Inc.*	36,820	4,678,718
United Natural Foods, Inc.*	24,500	669,095
Village Super Market, Inc., Class A	900	28,701
Weis Markets, Inc.	5,800	392,776

		8,614,941

Food Products (1.2%)
Alico, Inc.	760	19,707
B&G Foods, Inc.	25,300	174,317
Beyond Meat, Inc. (x)*	30,310	113,966
BRC, Inc., Class A (x)*	26,700	84,639
Calavo Growers, Inc.	6,540	166,770
Cal-Maine Foods, Inc.	14,870	1,530,420
Dole plc	27,430	371,402
Forafric Global plc (x)*	620	6,355
Fresh Del Monte Produce, Inc.	12,400	411,804
Freshpet, Inc.*	93,982	13,919,674
Hain Celestial Group, Inc. (The)*	27,400	168,510
J & J Snack Foods Corp.	5,610	870,279
John B Sanfilippo & Son, Inc.	3,000	261,330
Lancaster Colony Corp.	6,680	1,156,575
Lifeway Foods, Inc.*	1,970	48,856
Limoneira Co.	1,670	40,848
Mama’s Creations, Inc.*	4,100	32,636
Mission Produce, Inc.*	18,670	268,288
Seneca Foods Corp., Class A*	1,140	90,356
Simply Good Foods Co. (The)*	33,823	1,318,421
SunOpta, Inc.*	35,600	274,120
TreeHouse Foods, Inc.*	15,950	560,324
Utz Brands, Inc. (x)	23,600	369,576
Vital Farms, Inc.*	9,870	372,000
Westrock Coffee Co. (x)*	8,720	55,982
WK Kellogg Co. (x)	25,060	450,830

		23,137,985

Household Products (0.2%)
Central Garden & Pet Co. (x)*	2,580	100,104
Central Garden & Pet Co., Class A*	18,707	618,266
Energizer Holdings, Inc.	27,300	952,497
Oil-Dri Corp. of America	710	62,225
WD-40 Co.	4,910	1,191,559

		2,924,651

Personal Care Products (0.8%)
Beauty Health Co. (The)*	82,610	131,350
BellRing Brands, Inc.*	180,670	13,611,678
Edgewell Personal Care Co.	18,780	631,008
Herbalife Ltd. (x)*	36,100	241,509
Honest Co., Inc. (The)*	29,990	207,831
Interparfums, Inc.	6,840	899,528
Medifast, Inc.*	12,120	213,554
Nature’s Sunshine Products, Inc.*	4,650	68,169
Nu Skin Enterprises, Inc., Class A	19,900	137,111
Olaplex Holdings, Inc.*	22,890	39,600
USANA Health Sciences, Inc.*	6,200	222,518
Veru, Inc.*	17,690	11,507
Waldencast plc, Class A (x)*	3,400	13,668

		16,429,031

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	5,660	28,470
Turning Point Brands, Inc.	6,310	379,231
Universal Corp.	8,980	492,463

		900,164

Total Consumer Staples		54,863,347

Energy (2.9%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	58,980	1,468,012
Atlas Energy Solutions, Inc. (x)	25,950	575,571
Borr Drilling Ltd.	80,000	312,000
Bristow Group, Inc., Class A*	7,973	273,474
Cactus, Inc., Class A	24,400	1,423,984
ChampionX Corp.	71,350	1,940,007
Core Laboratories, Inc.	17,980	311,234
DMC Global, Inc.*	9,320	68,502
Drilling Tools International Corp. (x)*	380	1,243
Expro Group Holdings NV*	36,183	451,202
Forum Energy Technologies, Inc.*	750	11,618
Geospace Technologies Corp. (x)*	910	9,118
Helix Energy Solutions Group, Inc.*	55,600	518,192
Helmerich & Payne, Inc.	36,280	1,161,686
Innovex International, Inc.*	9,570	133,693
Kodiak Gas Services, Inc.	11,820	482,611
Liberty Energy, Inc., Class A	56,890	1,131,542
Mammoth Energy Services, Inc.*	960	2,880
Nabors Industries Ltd.*	3,300	188,661
Natural Gas Services Group, Inc.*	660	17,688
Noble Corp. plc	52,121	1,636,599
NPK International, Inc.*	27,260	209,084
Oceaneering International, Inc.*	37,440	976,435
Oil States International, Inc.*	37,540	189,952
Patterson-UTI Energy, Inc.	152,517	1,259,791
ProFrac Holding Corp., Class A (x)*	25,520	198,035
ProPetro Holding Corp.*	33,200	309,756
Ranger Energy Services, Inc., Class A	2,700	41,796
RPC, Inc.	31,895	189,456
SEACOR Marine Holdings, Inc.*	3,780	24,797
Seadrill Ltd.*	23,180	902,397
Select Water Solutions, Inc., Class A	34,860	461,546
Solaris Energy Infrastructure, Inc., Class A	10,810	311,112
TechnipFMC plc	231,081	6,687,484
TETRA Technologies, Inc.*	51,890	185,766
Tidewater, Inc.*	17,460	955,237
Transocean Ltd.*	278,620	1,044,825
Valaris Ltd.*	23,980	1,060,875

		27,127,861

Oil, Gas & Consumable Fuels (1.5%)
Aemetis, Inc. (x)*	4,550	12,240
Amplify Energy Corp.*	20,910	125,460
Ardmore Shipping Corp.	15,370	186,745
Berry Corp.	18,660	77,066
California Resources Corp.	23,720	1,230,831
Centrus Energy Corp., Class A (x)*	5,390	359,028
Clean Energy Fuels Corp.*	30,290	76,028
CNX Resources Corp.*	54,690	2,005,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Comstock Resources, Inc.*	35,700	$650,454
CONSOL Energy, Inc.	10,600	1,130,808
Crescent Energy Co., Class A	52,308	764,220
CVR Energy, Inc. (x)	10,800	202,392
Delek US Holdings, Inc.	25,680	475,080
DHT Holdings, Inc.	51,900	482,151
Diversified Energy Co. plc (m)(x)	17,950	301,560
Dorian LPG Ltd.	14,715	358,605
Empire Petroleum Corp.*	1,452	11,035
Encore Energy Corp.*	54,640	186,322
Energy Fuels, Inc. (x)*	57,100	292,923
Evolution Petroleum Corp.	5,390	28,190
Excelerate Energy, Inc., Class A	6,940	209,935
FLEX LNG Ltd. (x)	10,400	238,576
FutureFuel Corp.	18,910	100,034
Golar LNG Ltd.	37,320	1,579,382
Granite Ridge Resources, Inc.	11,660	75,324
Green Plains, Inc.*	22,100	209,508
Gulfport Energy Corp.*	4,950	911,790
Hallador Energy Co.*	11,570	132,476
HighPeak Energy, Inc. (x)	13,290	195,363
International Seaways, Inc.	14,415	518,075
Kinetik Holdings, Inc., Class A	13,510	766,152
Kosmos Energy Ltd.*	170,060	581,605
Magnolia Oil & Gas Corp., Class A	62,140	1,452,833
Murphy Oil Corp.	48,480	1,467,005
NACCO Industries, Inc., Class A	570	16,997
NextDecade Corp. (x)*	43,400	334,614
Nordic American Tankers Ltd.	78,710	196,775
Northern Oil & Gas, Inc.	37,900	1,408,364
Par Pacific Holdings, Inc.*	21,190	347,304
PBF Energy, Inc., Class A	33,524	890,062
Peabody Energy Corp.	48,900	1,023,966
PrimeEnergy Resources Corp.*	50	10,980
REX American Resources Corp.*	6,800	283,492
Riley Exploration Permian, Inc.	2,970	94,802
Ring Energy, Inc. (x)*	41,290	56,154
Sable Offshore Corp. (x)*	19,280	441,512
SandRidge Energy, Inc.	15,990	187,243
Scorpio Tankers, Inc.	17,790	883,985
SFL Corp. Ltd.	47,800	488,516
Sitio Royalties Corp., Class A	30,957	593,755
SM Energy Co.	38,700	1,500,012
Talos Energy, Inc.*	46,750	453,942
Teekay Corp. Ltd.	9,820	68,053
Teekay Tankers Ltd., Class A	9,170	364,874
Uranium Energy Corp.*	140,840	942,220
Ur-Energy, Inc.*	34,810	40,031
VAALCO Energy, Inc.	30,910	135,077
Verde Clean Fuels, Inc.*	270	1,098
Vital Energy, Inc.*	10,930	337,956
Vitesse Energy, Inc. (x)	6,250	156,250
W&T Offshore, Inc. (x)	82,230	136,502
World Kinect Corp.	22,260	612,373

		29,401,587

Total Energy		56,529,448

Financials (14.7%)
Banks (5.0%)
1st Source Corp.	6,535	381,513
ACNB Corp.	760	30,271
Amalgamated Financial Corp.	10,010	335,035
Amerant Bancorp, Inc., Class A	10,400	233,064
Ameris Bancorp	24,920	1,559,244
Ames National Corp.	830	13,637
Arrow Financial Corp.	3,905	112,113
Associated Banc-Corp.	58,680	1,402,452
Atlantic Union Bankshares Corp.	34,676	1,313,527
Axos Financial, Inc.*	21,380	1,493,393
Banc of California, Inc.	51,210	791,707
BancFirst Corp.	8,200	960,876
Bancorp, Inc. (The)*	18,080	951,550
Bank First Corp.	3,580	354,742
Bank of Hawaii Corp.	15,040	1,071,450
Bank of Marin Bancorp	2,520	59,900
Bank of NT Butterfield & Son Ltd. (The)	18,080	660,824
Bank7 Corp.	560	26,130
BankUnited, Inc.	29,700	1,133,649
Bankwell Financial Group, Inc.	810	25,232
Banner Corp.	13,700	914,749
Bar Harbor Bankshares	1,860	56,879
BayCom Corp.	1,720	46,165
BCB Bancorp, Inc.	2,200	26,048
Berkshire Hills Bancorp, Inc.	13,560	385,511
Blue Foundry Bancorp*	2,300	22,563
Bridgewater Bancshares, Inc.*	4,730	63,902
Brookline Bancorp, Inc.	35,832	422,818
Burke & Herbert Financial Services Corp.	4,444	277,128
Business First Bancshares, Inc.	8,360	214,852
Byline Bancorp, Inc.	16,360	474,440
Cadence Bank	67,753	2,334,091
California Bancorp*	1,170	19,352
Camden National Corp.	5,055	216,051
Capital Bancorp, Inc.	1,030	29,355
Capital City Bank Group, Inc.	5,250	192,413
Capitol Federal Financial, Inc.	60,600	358,146
Carter Bankshares, Inc.*	3,950	69,481
Cathay General Bancorp	25,091	1,194,583
Central Pacific Financial Corp.	8,730	253,606
Chemung Financial Corp.	440	21,476
ChoiceOne Financial Services, Inc.	650	23,166
Citizens & Northern Corp.	5,020	93,372
Citizens Financial Services, Inc.	404	25,577
City Holding Co.	5,540	656,379
Civista Bancshares, Inc.	4,090	86,054
CNB Financial Corp.	3,490	86,761
Coastal Financial Corp.*	4,290	364,264
Colony Bankcorp, Inc.	2,290	36,961
Columbia Financial, Inc.*	11,050	174,700
Community Financial System, Inc.	19,366	1,194,495
Community Trust Bancorp, Inc.	6,100	323,483
Community West Bancshares	2,000	38,740
ConnectOne Bancorp, Inc.	13,940	319,365
CrossFirst Bankshares, Inc.*	16,830	254,974
Customers Bancorp, Inc.*	10,800	525,744
CVB Financial Corp.	51,335	1,099,082
Dime Community Bancshares, Inc.	15,719	483,123
Eagle Bancorp, Inc.	12,230	318,347
Eastern Bankshares, Inc.	77,404	1,335,219
Enterprise Bancorp, Inc.	1,600	63,264

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Enterprise Financial Services Corp.	12,634	$712,558
Equity Bancshares, Inc., Class A	4,430	187,921
Esquire Financial Holdings, Inc.	1,370	108,915
ESSA Bancorp, Inc.	790	15,405
Farmers & Merchants Bancorp, Inc.	1,910	56,249
Farmers National Banc Corp.	13,990	198,938
FB Financial Corp.	12,814	660,049
Fidelity D&D Bancorp, Inc.	410	20,008
Financial Institutions, Inc.	3,150	85,964
First Bancorp (Nasdaq Stock Exchange)	17,188	755,756
First Bancorp (New York Stock Exchange)	64,080	1,191,247
First Bancorp, Inc. (The)	3,690	100,922
First Bancshares, Inc. (The)	11,630	407,050
First Bank	2,290	32,220
First Busey Corp.	18,701	440,783
First Business Financial Services, Inc.	660	30,551
First Commonwealth Financial Corp.	36,600	619,272
First Community Bankshares, Inc.	9,440	393,082
First Financial Bancorp	35,765	961,363
First Financial Bankshares, Inc.	48,240	1,739,052
First Financial Corp.	3,690	170,441
First Financial Northwest, Inc.	250	5,425
First Foundation, Inc.	22,070	137,055
First Internet Bancorp (x)	510	18,355
First Interstate BancSystem, Inc., Class A	30,784	999,556
First Merchants Corp.	20,730	826,920
First Mid Bancshares, Inc.	7,700	283,514
First of Long Island Corp. (The)	6,730	78,606
First Western Financial, Inc.*	730	14,271
Five Star Bancorp	1,500	45,135
Flagstar Financial, Inc. (x)	96,883	903,918
Flushing Financial Corp.	7,800	111,384
FS Bancorp, Inc.	650	26,689
Fulton Financial Corp.	68,260	1,316,053
FVCBankcorp, Inc.*	1,135	14,267
German American Bancorp, Inc.	10,730	431,561
Glacier Bancorp, Inc.	42,400	2,129,328
Great Southern Bancorp, Inc.	1,730	103,281
Greene County Bancorp, Inc.	1,370	37,976
Guaranty Bancshares, Inc.	1,870	64,702
Hancock Whitney Corp.	31,972	1,749,508
Hanmi Financial Corp.	13,010	307,296
HarborOne Bancorp, Inc.	8,440	99,845
HBT Financial, Inc.	2,740	60,006
Heartland Financial USA, Inc.	17,055	1,045,557
Heritage Commerce Corp.	15,990	149,986
Heritage Financial Corp.	15,266	374,017
Hilltop Holdings, Inc.	17,399	498,133
Hingham Institution For Savings (The) (x)	560	142,318
Home Bancorp, Inc.	1,400	64,694
Home BancShares, Inc.	71,075	2,011,423
HomeStreet, Inc.*	12,370	141,265
HomeTrust Bancshares, Inc.	3,430	115,522
Hope Bancorp, Inc.	44,585	547,950
Horizon Bancorp, Inc.	17,900	288,369
Independent Bank Corp.	6,600	229,878
Independent Bank Corp./MA	15,885	1,019,658
Independent Bank Group, Inc.	13,962	847,075
International Bancshares Corp.	20,600	1,301,096
Investar Holding Corp.	350	7,686
John Marshall Bancorp, Inc.	940	18,875
Kearny Financial Corp.	23,395	165,637
Lakeland Financial Corp.	10,455	718,886
LCNB Corp.	1,450	21,938
LINKBANCORP, Inc.	540	4,039
Live Oak Bancshares, Inc.	12,400	490,420
Mercantile Bank Corp.	5,840	259,822
Metrocity Bankshares, Inc.	6,990	223,330
Metropolitan Bank Holding Corp.*	6,410	374,344
Mid Penn Bancorp, Inc.	2,080	59,987
Middlefield Banc Corp. (x)	680	19,074
Midland States Bancorp, Inc.	6,020	146,888
MidWestOne Financial Group, Inc.	6,750	196,560
MVB Financial Corp.	1,420	29,394
National Bank Holdings Corp., Class A	14,100	607,146
National Bankshares, Inc.	670	19,236
NB Bancorp, Inc.*	14,870	268,552
NBT Bancorp, Inc.	16,295	778,249
Nicolet Bankshares, Inc.	4,800	503,568
Northeast Bank	2,440	223,821
Northeast Community Bancorp, Inc.	2,410	58,949
Northfield Bancorp, Inc.	16,660	193,589
Northrim Bancorp, Inc.	820	63,911
Northwest Bancshares, Inc.	41,220	543,692
Norwood Financial Corp.	780	21,220
Oak Valley Bancorp	770	22,523
OceanFirst Financial Corp.	24,343	440,608
OFG Bancorp	17,560	743,139
Old National Bancorp	120,206	2,609,071
Old Second Bancorp, Inc.	25,450	452,501
Orange County Bancorp, Inc.	570	31,675
Origin Bancorp, Inc.	10,870	361,862
Orrstown Financial Services, Inc.	6,950	254,440
Pacific Premier Bancorp, Inc.	38,550	960,666
Park National Corp.	5,220	894,865
Parke Bancorp, Inc.	900	18,459
Pathward Financial, Inc.	8,340	613,657
PCB Bancorp	1,050	21,252
Peapack-Gladstone Financial Corp.	5,440	174,352
Peoples Bancorp of North Carolina, Inc.	190	5,938
Peoples Bancorp, Inc.	13,004	412,097
Peoples Financial Services Corp.	890	45,550
Pioneer Bancorp, Inc.*	920	10,598
Plumas Bancorp	480	22,685
Ponce Financial Group, Inc.*	2,580	33,540
Preferred Bank	4,900	423,262
Premier Financial Corp.	13,654	349,133
Primis Financial Corp.	4,930	57,484
Princeton Bancorp, Inc.	590	20,314
Provident Bancorp, Inc.*	610	6,954
Provident Financial Services, Inc.	48,105	907,741
QCR Holdings, Inc.	5,800	467,712
RBB Bancorp	3,340	68,437
Red River Bancshares, Inc.	880	47,502
Renasant Corp.	20,560	735,020
Republic Bancorp, Inc., Class A	3,180	222,187

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
S&T Bancorp, Inc.	14,209	$543,068
Sandy Spring Bancorp, Inc.	16,589	559,215
Seacoast Banking Corp. of Florida	31,385	864,029
ServisFirst Bancshares, Inc.	19,300	1,635,482
Shore Bancshares, Inc.	3,025	47,946
Sierra Bancorp	3,490	100,931
Simmons First National Corp., Class A	49,819	1,104,985
SmartFinancial, Inc.	5,360	166,053
South Plains Financial, Inc.	2,240	77,840
Southern First Bancshares, Inc.*	1,150	45,713
Southern Missouri Bancorp, Inc.	3,600	206,532
Southern States Bancshares, Inc.	740	24,649
Southside Bancshares, Inc.	14,736	468,015
SouthState Corp.	27,200	2,705,856
Stellar Bancorp, Inc.	17,384	492,836
Sterling Bancorp, Inc.*	1,320	6,283
Stock Yards Bancorp, Inc.	9,010	645,206
Texas Capital Bancshares, Inc.*	17,070	1,334,874
Third Coast Bancshares, Inc.*	1,610	54,659
Timberland Bancorp, Inc.	890	27,154
Tompkins Financial Corp.	7,351	498,618
Towne Bank	29,009	988,047
TriCo Bancshares	10,782	471,173
Triumph Financial, Inc.*	9,000	817,920
TrustCo Bank Corp.	6,930	230,838
Trustmark Corp.	23,320	824,828
UMB Financial Corp.	16,500	1,862,190
United Bankshares, Inc.	46,352	1,740,518
United Community Banks, Inc.	45,700	1,476,567
Unity Bancorp, Inc.	900	39,249
Univest Financial Corp.	11,100	327,561
USCB Financial Holdings, Inc.	1,680	29,820
Valley National Bancorp	167,509	1,517,632
Veritex Holdings, Inc.	17,824	484,100
Virginia National Bankshares Corp.	730	27,886
WaFd, Inc.	23,268	750,160
Washington Trust Bancorp, Inc.	6,620	207,537
WesBanco, Inc.	22,675	737,845
West Bancorp, Inc.	5,140	111,281
Westamerica Bancorp	9,650	506,239
WSFS Financial Corp.	22,811	1,211,948

		98,863,646

Capital Markets (4.0%)
AlTi Global, Inc. (x)*	5,360	23,638
Artisan Partners Asset Management, Inc., Class A	22,740	978,957
B Riley Financial, Inc. (x)	15,760	72,338
BGC Group, Inc., Class A	133,260	1,207,336
Brightsphere Investment Group, Inc.	12,108	318,925
Cohen & Steers, Inc. (x)	11,366	1,049,536
Diamond Hill Investment Group, Inc.	660	102,366
DigitalBridge Group, Inc.	60,275	679,902
Donnelley Financial Solutions, Inc.*	9,220	578,371
Forge Global Holdings, Inc.*	27,100	25,227
GCM Grosvenor, Inc., Class A	4,430	54,356
Hamilton Lane, Inc., Class A	14,670	2,171,894
Jefferies Financial Group, Inc.	219,723	17,226,283
MarketWise, Inc.	11,700	6,640
Moelis & Co., Class A	26,090	1,927,529
Open Lending Corp.*	41,800	249,546
P10, Inc., Class A	12,250	154,472
Patria Investments Ltd., Class A	20,850	242,486
Perella Weinberg Partners, Class A	18,370	437,941
Piper Sandler Cos.	6,460	1,937,677
PJT Partners, Inc., Class A	95,389	15,053,338
Silvercrest Asset Management Group, Inc., Class A	1,100	20,229
StepStone Group, Inc., Class A	23,330	1,350,340
Stifel Financial Corp.	141,177	14,976,056
StoneX Group, Inc.*	9,669	947,272
TPG, Inc., Class A	221,397	13,912,587
Value Line, Inc.	210	11,088
Victory Capital Holdings, Inc., Class A	15,710	1,028,377
Virtus Investment Partners, Inc.	2,585	570,199
WisdomTree, Inc. (x)	53,000	556,500

		77,871,406

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	1,700	94,826
Bread Financial Holdings, Inc.	18,200	1,111,292
Consumer Portfolio Services, Inc.*	2,350	25,521
Dave, Inc.*	2,500	217,300
Encore Capital Group, Inc.*	11,250	537,413
Enova International, Inc.*	8,820	845,662
FirstCash Holdings, Inc.	14,954	1,549,234
Green Dot Corp., Class A*	22,730	241,847
LendingClub Corp.*	38,200	618,458
LendingTree, Inc.*	700	27,125
Medallion Financial Corp.	870	8,169
Moneylion, Inc.*	3,250	279,533
Navient Corp.	35,497	471,755
Nelnet, Inc., Class A	5,530	590,659
NerdWallet, Inc., Class A*	4,190	55,727
OppFi, Inc. (x)	11,320	86,711
PRA Group, Inc.*	17,960	375,184
PROG Holdings, Inc.	17,760	750,538
Regional Management Corp.	1,230	41,795
Upstart Holdings, Inc.*	27,640	1,701,795
World Acceptance Corp.*	1,520	170,909

		9,801,453

Financial Services (2.2%)
Acacia Research Corp.*	9,610	41,707
Alerus Financial Corp.	2,360	45,406
AvidXchange Holdings, Inc.*	66,390	686,473
Banco Latinoamericano de Comercio Exterior SA, Class E	10,240	364,237
Burford Capital Ltd.	76,550	976,012
Cannae Holdings, Inc.	17,720	351,919
Cantaloupe, Inc.*	15,310	145,598
Cass Information Systems, Inc.	5,093	208,355
Compass Diversified Holdings	22,320	515,146
Enact Holdings, Inc.	14,580	472,100
Essent Group Ltd.	39,040	2,125,338
Evertec, Inc.	22,336	771,262
Federal Agricultural Mortgage Corp., Class C	3,020	594,789
Flywire Corp.*	46,137	951,345
HA Sustainable Infrastructure Capital, Inc. (x)	42,950	1,152,348
I3 Verticals, Inc., Class A*	5,600	129,024

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
International Money Express, Inc.*	11,900	$247,877
Jackson Financial, Inc., Class A	28,560	2,487,005
Marqeta, Inc., Class A*	187,960	712,368
Merchants Bancorp	5,910	215,538
Mr Cooper Group, Inc.*	23,871	2,291,855
NCR Atleos Corp.*	27,560	934,835
NewtekOne, Inc.	9,100	116,207
NMI Holdings, Inc., Class A*	30,920	1,136,619
Onity Group, Inc.*	790	24,261
Pagseguro Digital Ltd., Class A*	76,150	476,699
Payoneer Global, Inc.*	98,700	990,948
Paysafe Ltd.*	13,804	236,048
Paysign, Inc.*	13,830	41,767
PennyMac Financial Services, Inc.	9,710	991,779
Priority Technology Holdings, Inc.*	1,710	20,092
Radian Group, Inc.	58,626	1,859,617
Remitly Global, Inc.*	54,186	1,222,978
Repay Holdings Corp., Class A*	29,100	222,033
Sezzle, Inc. (x)*	860	219,988
Shift4 Payments, Inc., Class A (x)*	153,815	15,962,921
StoneCo Ltd., Class A*	111,640	889,771
SWK Holdings Corp.*	610	9,675
Velocity Financial, Inc.*	1,010	19,756
Walker & Dunlop, Inc.	11,370	1,105,278
Waterstone Financial, Inc.	4,170	56,045

		42,023,019

Insurance (2.6%)
Ambac Financial Group, Inc.*	16,520	208,978
American Coastal Insurance Corp. (x)*	11,560	155,598
AMERISAFE, Inc.	8,790	453,037
Baldwin Insurance Group, Inc. (The), Class A*	24,350	943,806
CNO Financial Group, Inc.	41,720	1,552,401
Crawford & Co., Class A	7,750	89,590
Donegal Group, Inc., Class A	7,660	118,500
Employers Holdings, Inc.	10,481	536,942
Enstar Group Ltd.*	4,750	1,529,737
F&G Annuities & Life, Inc.	6,980	289,251
Fidelis Insurance Holdings Ltd.	22,060	399,948
Genworth Financial, Inc., Class A*	160,038	1,118,666
GoHealth, Inc., Class A*	1,210	16,202
Goosehead Insurance, Inc., Class A*	8,260	885,637
Greenlight Capital Re Ltd., Class A*	5,676	79,464
Hamilton Insurance Group Ltd., Class B*	14,860	282,786
HCI Group, Inc.	4,100	477,773
Heritage Insurance Holdings, Inc.*	2,890	34,969
Hippo Holdings, Inc.*	5,675	151,920
Horace Mann Educators Corp.	13,360	524,113
Investors Title Co.	230	54,455
James River Group Holdings Ltd.	33,910	165,142
Kingsway Financial Services, Inc.*	2,780	23,268
Kinsale Capital Group, Inc.	35,990	16,740,029
Lemonade, Inc. (x)*	19,000	696,920
Maiden Holdings Ltd.*	6,480	10,951
MBIA, Inc.*	24,000	155,040
Mercury General Corp.	9,700	644,856
NI Holdings, Inc.*	4,320	67,824
Oscar Health, Inc., Class A*	74,280	998,323
Palomar Holdings, Inc.*	8,880	937,639
ProAssurance Corp.*	25,000	397,750
Root, Inc., Class A*	2,880	209,059
Ryan Specialty Holdings, Inc., Class A	217,482	13,953,645
Safety Insurance Group, Inc.	5,424	446,938
Selective Insurance Group, Inc.	23,240	2,173,405
Selectquote, Inc.*	51,289	190,795
SiriusPoint Ltd.*	36,000	590,040
Skyward Specialty Insurance Group, Inc.*	14,190	717,162
Stewart Information Services Corp.	9,490	640,480
Tiptree, Inc., Class A	8,570	178,770
Trupanion, Inc. (x)*	11,160	537,912
United Fire Group, Inc.	8,560	243,532
Universal Insurance Holdings, Inc.	1,800	37,908

		50,661,161

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
Advanced Flower Capital, Inc. (REIT)	4,940	41,150
AG Mortgage Investment Trust, Inc. (REIT)	1,920	12,768
Angel Oak Mortgage REIT, Inc. (REIT)	2,660	24,685
Apollo Commercial Real Estate Finance, Inc. (REIT)	52,888	458,010
Arbor Realty Trust, Inc. (REIT) (x)	62,990	872,412
Ares Commercial Real Estate Corp. (REIT) (x)	19,180	112,970
ARMOUR Residential REIT, Inc. (REIT) (x)	24,587	463,711
Blackstone Mortgage Trust, Inc. (REIT), Class A	66,200	1,152,542
BrightSpire Capital, Inc. (REIT), Class A	47,630	268,633
Chicago Atlantic Real Estate Finance, Inc. (REIT)	3,650	56,283
Chimera Investment Corp. (REIT)	31,866	446,124
Claros Mortgage Trust, Inc. (REIT)	33,500	151,420
Dynex Capital, Inc. (REIT) (x)	20,920	264,638
Ellington Financial, Inc. (REIT) (x)	27,810	337,057
Franklin BSP Realty Trust, Inc. (REIT)	30,600	383,724
Granite Point Mortgage Trust, Inc. (REIT)	26,380	73,600
Invesco Mortgage Capital, Inc. (REIT) (x)	12,089	97,317
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	189,880
Ladder Capital Corp. (REIT)	37,467	419,256
MFA Financial, Inc. (REIT)	38,105	388,290
New York Mortgage Trust, Inc. (REIT)	25,860	156,712
Nexpoint Real Estate Finance, Inc. (REIT)	1,960	30,752
Orchid Island Capital, Inc. (REIT) (x)	16,450	127,981
PennyMac Mortgage Investment Trust (REIT)	40,863	514,465
Ready Capital Corp. (REIT) (x)	66,972	456,749
Redwood Trust, Inc. (REIT)	57,300	374,169
Seven Hills Realty Trust (REIT)	580	7,586
Sunrise Realty Trust, Inc. (REIT) (x)	1,646	23,176
TPG RE Finance Trust, Inc. (REIT)	8,270	70,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Two Harbors Investment Corp. (REIT)	48,175	$569,910

		8,546,265

Total Financials		287,766,950

Health Care (18.1%)
Biotechnology (10.5%)
2seventy bio, Inc. (x)*	27,190	79,939
4D Molecular Therapeutics, Inc.*	23,690	131,953
89bio, Inc.*	23,690	185,256
Absci Corp. (x)*	17,630	46,191
ACADIA Pharmaceuticals, Inc.*	47,900	878,965
ACELYRIN, Inc.*	34,910	109,617
Achieve Life Sciences, Inc.*	2,130	7,498
Acrivon Therapeutics, Inc.*	1,610	9,692
Actinium Pharmaceuticals, Inc.*	10,020	12,625
Acumen Pharmaceuticals, Inc.*	4,050	6,966
ADC Therapeutics SA (x)*	7,340	14,607
ADMA Biologics, Inc.*	80,740	1,384,691
Adverum Biotechnologies, Inc.*	1,800	8,406
Aerovate Therapeutics, Inc.*	30,220	80,083
Agenus, Inc. (x)*	10,427	28,570
Agios Pharmaceuticals, Inc.*	20,370	669,358
Akebia Therapeutics, Inc.*	25,880	49,172
Akero Therapeutics, Inc.*	160,894	4,476,071
Aldeyra Therapeutics, Inc.*	26,990	134,680
Alector, Inc.*	31,460	59,459
Alkermes plc*	57,620	1,657,151
Allogene Therapeutics, Inc.*	81,817	174,270
Altimmune, Inc. (x)*	23,570	169,940
ALX Oncology Holdings, Inc. (x)*	20,040	33,467
Amicus Therapeutics, Inc.*	105,789	996,532
AnaptysBio, Inc.*	7,730	102,345
Anavex Life Sciences Corp. (x)*	38,020	408,335
Anika Therapeutics, Inc.*	6,650	109,459
Annexon, Inc.*	34,560	177,293
Apogee Therapeutics, Inc. (x)*	115,189	5,218,062
Applied Therapeutics, Inc.*	36,420	31,183
Arbutus Biopharma Corp.*	30,630	100,160
Arcellx, Inc.*	16,470	1,263,084
Arcturus Therapeutics Holdings, Inc.*	10,200	173,094
Arcus Biosciences, Inc.*	20,000	297,800
Arcutis Biotherapeutics, Inc.*	40,580	565,279
Ardelyx, Inc.*	81,640	413,915
ArriVent Biopharma, Inc. (x)*	10,580	281,851
Arrowhead Pharmaceuticals, Inc.*	45,610	857,468
ARS Pharmaceuticals, Inc. (x)*	322,144	3,398,619
Ascendis Pharma A/S (ADR)*	35,571	4,897,060
Astria Therapeutics, Inc.*	22,800	203,832
Atossa Therapeutics, Inc. (x)*	8,690	8,204
Aura Biosciences, Inc.*	6,190	50,882
Aurinia Pharmaceuticals, Inc.*	48,800	438,224
Avid Bioservices, Inc.*	34,840	430,274
Avidity Biosciences, Inc.*	38,610	1,122,779
Avita Medical, Inc.*	5,430	69,504
Beam Therapeutics, Inc.*	26,980	669,104
BioCryst Pharmaceuticals, Inc.*	77,400	582,048
Biohaven Ltd.*	28,680	1,071,198
Biomea Fusion, Inc. (x)*	21,330	82,760
Black Diamond Therapeutics, Inc.*	5,780	12,369
Bluebird Bio, Inc. (x)*	5,517	46,012
Blueprint Medicines Corp.*	99,996	8,721,651
Boundless Bio, Inc.*	1,160	3,364
Bridgebio Pharma, Inc.*	250,018	6,860,494
C4 Therapeutics, Inc. (x)*	17,510	63,036
Cabaletta Bio, Inc.*	29,480	66,920
Candel Therapeutics, Inc.*	5,330	46,264
Capricor Therapeutics, Inc. (x)*	9,590	132,342
Cardiff Oncology, Inc. (x)*	5,190	22,525
CareDx, Inc.*	16,490	353,051
Cargo Therapeutics, Inc.*	8,430	121,561
Caribou Biosciences, Inc.*	70,270	111,729
Cartesian Therapeutics, Inc. (x)*	1,167	20,901
Catalyst Pharmaceuticals, Inc.*	42,700	891,149
Celcuity, Inc.*	8,260	108,123
Celldex Therapeutics, Inc.*	22,630	571,860
Century Therapeutics, Inc. (x)*	6,580	6,646
CervoMed, Inc.*	670	1,568
CG oncology, Inc.*	137,672	3,948,433
Cibus, Inc., Class A (x)*	1,860	5,171
Climb Bio, Inc.*	1,190	2,142
Cogent Biosciences, Inc.*	34,760	271,128
Coherus Biosciences, Inc.*	67,360	92,957
Compass Therapeutics, Inc.*	11,360	16,472
Corbus Pharmaceuticals Holdings, Inc. (x)*	3,030	35,754
Crinetics Pharmaceuticals, Inc.*	32,630	1,668,372
Cullinan Therapeutics, Inc.*	19,420	236,536
Cytokinetics, Inc.*	146,760	6,903,590
Day One Biopharmaceuticals, Inc.*	23,590	298,885
Denali Therapeutics, Inc.*	288,768	5,885,092
Design Therapeutics, Inc.*	13,030	80,395
Dianthus Therapeutics, Inc. (x)*	9,130	199,034
Disc Medicine, Inc.*	5,760	365,184
Dynavax Technologies Corp.*	47,500	606,575
Dyne Therapeutics, Inc.*	30,830	726,355
Editas Medicine, Inc.*	54,050	68,644
Elevation Oncology, Inc. (x)*	4,590	2,582
Enanta Pharmaceuticals, Inc.*	9,910	56,983
Entrada Therapeutics, Inc.*	2,490	43,052
Erasca, Inc.*	54,040	135,640
Fate Therapeutics, Inc.*	57,600	95,040
Fennec Pharmaceuticals, Inc. (x)*	4,120	26,038
Fibrobiologics, Inc.*	3,500	7,000
Foghorn Therapeutics, Inc.*	4,820	22,750
Galectin Therapeutics, Inc. (x)*	1,350	1,742
Generation Bio Co.*	25,068	26,572
Geron Corp.*	219,980	778,729
Greenwich Lifesciences, Inc. (x)*	380	4,267
Gyre Therapeutics, Inc. (x)*	540	6,534
Halozyme Therapeutics, Inc.*	188,058	8,991,053
Heron Therapeutics, Inc. (x)*	77,480	118,544
HilleVax, Inc. (x)*	6,490	13,434
Humacyte, Inc. (x)*	22,840	115,342
Ideaya Biosciences, Inc.*	28,550	733,735
IGM Biosciences, Inc. (x)*	13,780	84,196
ImmunityBio, Inc. (x)*	42,280	108,237
Immunome, Inc. (x)*	19,640	208,577
Immunovant, Inc.*	20,090	497,629
Inhibrx Biosciences, Inc.*	6,380	98,252
Inmune Bio, Inc. (x)*	1,280	5,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Inovio Pharmaceuticals, Inc. (x)*	2,630	$4,813
Inozyme Pharma, Inc.*	15,750	43,628
Insmed, Inc.*	203,796	14,070,076
Intellia Therapeutics, Inc.*	36,800	429,088
Invivyd, Inc. (x)*	3,550	1,573
Iovance Biotherapeutics, Inc.*	95,920	709,808
Ironwood Pharmaceuticals, Inc., Class A*	49,800	220,614
iTeos Therapeutics, Inc.*	13,030	100,070
Janux Therapeutics, Inc.*	10,710	573,413
Jasper Therapeutics, Inc.*	1,040	22,235
KalVista Pharmaceuticals, Inc.*	13,410	113,583
Keros Therapeutics, Inc.*	11,260	178,246
Kiniksa Pharmaceuticals International plc, Class A*	12,900	255,162
Kodiak Sciences, Inc.*	30,300	301,485
Korro Bio, Inc. (x)*	820	31,217
Krystal Biotech, Inc.*	9,480	1,485,137
Kura Oncology, Inc.*	26,400	229,944
Kymera Therapeutics, Inc.*	14,850	597,416
Kyverna Therapeutics, Inc. (x)*	9,430	35,268
Larimar Therapeutics, Inc. (x)*	14,320	55,418
Legend Biotech Corp. (ADR)*	117,911	3,836,824
LENZ Therapeutics, Inc. (x)	2,388	68,942
Lexeo Therapeutics, Inc. (x)*	3,800	25,004
Lexicon Pharmaceuticals, Inc. (x)*	79,450	58,674
Lineage Cell Therapeutics, Inc.*	27,140	13,638
Lyell Immunopharma, Inc. (x)*	70,062	44,840
MacroGenics, Inc.*	40,010	130,033
Madrigal Pharmaceuticals, Inc. (x)*	6,700	2,067,419
MannKind Corp.*	96,800	622,424
MeiraGTx Holdings plc*	17,720	107,915
Mersana Therapeutics, Inc. (x)*	57,620	82,397
Metagenomi, Inc.*	760	2,744
MiMedx Group, Inc.*	49,500	476,190
Mineralys Therapeutics, Inc.*	5,410	66,597
Mirum Pharmaceuticals, Inc.*	14,990	619,837
Monte Rosa Therapeutics, Inc. (x)*	9,280	64,403
MoonLake Immunotherapeutics, Class A*	80,105	4,337,686
Myriad Genetics, Inc.*	29,370	402,663
Natera, Inc.*	140,947	22,311,910
Neurocrine Biosciences, Inc.*	86,618	11,823,357
Neurogene, Inc.*	1,000	22,860
Newamsterdam Pharma Co. NV (x)*	147,447	3,789,388
Nkarta, Inc.*	28,760	71,612
Novavax, Inc. (x)*	53,960	433,838
Nurix Therapeutics, Inc.*	23,120	435,581
Nuvalent, Inc., Class A*	12,200	955,016
Ocugen, Inc. (x)*	49,910	40,178
Olema Pharmaceuticals, Inc.*	12,820	74,741
Organogenesis Holdings, Inc., Class A*	55,100	176,320
ORIC Pharmaceuticals, Inc.*	13,840	111,689
Outlook Therapeutics, Inc. (x)*	2,711	5,124
Ovid therapeutics, Inc.*	23,300	21,755
PDL BioPharma, Inc. (r)*	73,900	—
PepGen, Inc.*	3,390	12,848
Perspective Therapeutics, Inc.*	17,840	56,910
Poseida Therapeutics, Inc., Class A*	19,380	186,048
Praxis Precision Medicines, Inc.*	6,590	507,166
Precigen, Inc. (x)*	63,910	71,579
Prelude Therapeutics, Inc. (x)*	1,810	2,308
Prime Medicine, Inc. (x)*	26,630	77,760
ProKidney Corp., Class A (x)*	35,320	59,691
Protagonist Therapeutics, Inc.*	20,800	802,880
Prothena Corp. plc*	15,890	220,077
PTC Therapeutics, Inc.*	26,570	1,199,370
Puma Biotechnology, Inc.*	3,240	9,882
Pyxis Oncology, Inc. (x)*	4,490	7,004
Q32 Bio, Inc. (x)*	580	1,995
RAPT Therapeutics, Inc.*	23,860	37,699
Recursion Pharmaceuticals, Inc., Class A (x)*	78,965	533,803
REGENXBIO, Inc.*	18,700	144,551
Regulus Therapeutics, Inc. (x)*	13,440	21,235
Relay Therapeutics, Inc.*	37,500	154,500
Renovaro, Inc. (x)*	12,630	10,552
Replimune Group, Inc.*	18,280	221,371
REVOLUTION Medicines, Inc.*	60,746	2,657,030
Rhythm Pharmaceuticals, Inc.*	19,690	1,102,246
Rigel Pharmaceuticals, Inc.*	7,629	128,320
Rocket Pharmaceuticals, Inc.*	21,600	271,512
Sage Therapeutics, Inc.*	19,000	103,170
Sana Biotechnology, Inc. (x)*	59,540	97,050
Savara, Inc.*	49,430	151,750
Scholar Rock Holding Corp.*	28,140	1,216,211
Sera Prognostics, Inc., Class A*	1,670	13,594
Shattuck Labs, Inc.*	3,620	4,380
Skye Bioscience, Inc.*	3,020	8,547
Soleno Therapeutics, Inc.*	8,400	377,580
Solid Biosciences, Inc.*	5,200	20,800
SpringWorks Therapeutics, Inc. (x)*	24,980	902,527
Spyre Therapeutics, Inc. (x)*	13,230	307,994
Stoke Therapeutics, Inc.*	14,010	154,530
Summit Therapeutics, Inc. (x)*	27,940	498,589
Sutro Biopharma, Inc.*	28,210	51,906
Syndax Pharmaceuticals, Inc.*	31,390	414,976
Tango Therapeutics, Inc.*	29,230	90,321
Taysha Gene Therapies, Inc. (x)*	35,590	61,571
Tenaya Therapeutics, Inc.*	15,460	22,108
Tevogen Bio Holdings, Inc.*	3,330	3,430
TG Therapeutics, Inc.*	54,400	1,637,440
Tourmaline Bio, Inc. (x)*	8,590	174,205
Travere Therapeutics, Inc.*	24,000	418,080
TScan Therapeutics, Inc.*	2,430	7,387
Twist Bioscience Corp.*	20,373	946,733
Tyra Biosciences, Inc. (x)*	4,970	69,083
Ultragenyx Pharmaceutical, Inc.*	122,816	5,166,869
UroGen Pharma Ltd.*	2,290	24,388
Vanda Pharmaceuticals, Inc.*	43,433	208,044
Vaxcyte, Inc.*	159,587	13,063,792
Vera Therapeutics, Inc., Class A*	14,600	617,434
Veracyte, Inc.*	28,100	1,112,760
Verastem, Inc.*	6,940	35,880
Vericel Corp.*	16,440	902,720
Verve Therapeutics, Inc. (x)*	37,980	214,207
Viking Therapeutics, Inc. (x)*	102,325	4,117,558
Vir Biotechnology, Inc.*	33,400	245,156
Viridian Therapeutics, Inc.*	23,900	458,163
Voyager Therapeutics, Inc.*	19,390	109,941
Werewolf Therapeutics, Inc.*	3,190	4,721

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
X4 Pharmaceuticals, Inc. (x)*	63,910	$46,884
XBiotech, Inc.*	1,290	5,096
Xencor, Inc.*	24,440	561,631
Xenon Pharmaceuticals, Inc.*	110,987	4,350,690
XOMA Royalty Corp.*	880	23,126
Y-mAbs Therapeutics, Inc.*	20,160	157,853
Zentalis Pharmaceuticals, Inc.*	45,340	137,380
Zura Bio Ltd., Class A (x)*	9,510	23,775
Zymeworks, Inc.*	20,200	295,728

		207,079,053

Health Care Equipment & Supplies (3.6%)
Accuray, Inc.*	15,920	31,522
Alphatec Holdings, Inc.*	34,340	315,241
AngioDynamics, Inc.*	23,340	213,794
Artivion, Inc.*	16,300	466,017
AtriCure, Inc.*	320,885	9,806,246
Avanos Medical, Inc.*	17,200	273,824
Axogen, Inc.*	16,580	273,238
Bioventus, Inc., Class A*	320	3,360
Cerus Corp.*	67,190	103,473
CONMED Corp.	10,111	691,997
CVRx, Inc.*	9,280	117,578
Embecta Corp.	20,900	431,585
Fractyl Health, Inc. (x)*	1,870	3,852
Glaukos Corp.*	74,863	11,224,958
Haemonetics Corp.*	19,170	1,496,794
ICU Medical, Inc.*	8,190	1,270,842
Inari Medical, Inc.*	17,975	917,624
Inmode Ltd.*	29,700	495,990
Inogen, Inc.*	18,320	167,994
Integer Holdings Corp.*	12,370	1,639,272
Integra LifeSciences Holdings Corp.*	26,180	593,762
iRadimed Corp.	4,320	237,600
iRhythm Technologies, Inc.*	12,856	1,159,226
Lantheus Holdings, Inc.*	25,240	2,257,970
LeMaitre Vascular, Inc.	7,200	663,408
LivaNova plc*	20,032	927,682
Masimo Corp.*	76,923	12,715,372
Merit Medical Systems, Inc.*	21,865	2,114,783
Neogen Corp.*	84,112	1,021,120
NeuroPace, Inc.*	870	9,735
Nevro Corp.*	19,590	72,875
Novocure Ltd.*	40,680	1,212,264
Omnicell, Inc.*	18,100	805,812
OraSure Technologies, Inc.*	48,420	174,796
Orchestra BioMed Holdings, Inc.*	2,050	8,200
Orthofix Medical, Inc.*	17,685	308,780
OrthoPediatrics Corp.*	3,860	89,475
Paragon 28, Inc.*	18,460	190,692
PROCEPT BioRobotics Corp.*	145,707	11,732,328
Pulmonx Corp.*	22,410	152,164
Pulse Biosciences, Inc. (x)*	2,990	52,056
RxSight, Inc.*	13,000	446,940
Sanara Medtech, Inc. (x)*	530	17,596
Semler Scientific, Inc. (x)*	1,530	82,620
SI-BONE, Inc.*	14,950	209,599
Sight Sciences, Inc.*	7,400	26,936
STAAR Surgical Co.*	19,100	463,939
Stereotaxis, Inc.*	2,890	6,589
Surmodics, Inc.*	3,540	140,184
Tactile Systems Technology, Inc.*	13,510	231,426
Tandem Diabetes Care, Inc.*	24,740	891,135
TransMedics Group, Inc. (x)*	11,900	741,965
Treace Medical Concepts, Inc.*	25,250	187,860
UFP Technologies, Inc.*	2,700	660,177
Utah Medical Products, Inc.	1,850	113,720
Varex Imaging Corp.*	7,360	107,382
Zimvie, Inc.*	6,670	93,046
Zynex, Inc. (x)*	7,990	64,000

		70,930,415

Health Care Providers & Services (1.8%)
Accolade, Inc.*	20,192	69,057
AdaptHealth Corp., Class A*	32,575	310,114
Addus HomeCare Corp.*	6,900	864,915
agilon health, Inc.*	117,850	223,915
AirSculpt Technologies, Inc. (x)*	5,090	26,417
Alignment Healthcare, Inc.*	29,700	334,125
AMN Healthcare Services, Inc.*	16,300	389,896
Astrana Health, Inc.*	14,500	457,185
Aveanna Healthcare Holdings, Inc.*	17,810	81,392
BrightSpring Health Services, Inc. (x)*	490,172	8,347,629
Brookdale Senior Living, Inc.*	87,780	441,533
Castle Biosciences, Inc.*	9,250	246,512
Community Health Systems, Inc.*	59,400	177,606
Concentra Group Holdings Parent, Inc.	39,959	790,389
CorVel Corp.*	10,500	1,168,230
Cross Country Healthcare, Inc.*	10,380	188,501
DocGo, Inc. (x)*	43,420	184,101
Enhabit, Inc.*	23,070	180,177
Ensign Group, Inc. (The)	21,200	2,816,632
Fulgent Genetics, Inc.*	7,810	144,251
GeneDx Holdings Corp., Class A*	4,660	358,168
Guardant Health, Inc.*	42,620	1,302,041
HealthEquity, Inc.*	30,290	2,906,326
Hims & Hers Health, Inc.*	72,500	1,753,050
InfuSystem Holdings, Inc.*	1,270	10,731
Innovage Holding Corp.*	5,000	19,650
Joint Corp. (The)*	8,980	95,457
LifeStance Health Group, Inc.*	52,350	385,820
ModivCare, Inc. (x)*	6,790	80,394
Nano-X Imaging Ltd. (x)*	25,800	185,760
National HealthCare Corp.	4,020	432,391
National Research Corp.	5,680	100,195
NeoGenomics, Inc.*	43,800	721,824
OPKO Health, Inc.*	16,660	24,490
Option Care Health, Inc.*	65,230	1,513,336
Owens & Minor, Inc.*	32,050	418,894
PACS Group, Inc.*	14,820	194,290
Patterson Cos., Inc.	31,990	987,211
Pediatrix Medical Group, Inc.*	30,200	396,224
Pennant Group, Inc. (The)*	12,610	334,417
Performant Healthcare, Inc.*	4,770	14,405
Privia Health Group, Inc.*	41,897	819,086
Progyny, Inc.*	29,100	501,975
Quipt Home Medical Corp.*	4,460	13,603
RadNet, Inc.*	25,260	1,764,158
Select Medical Holdings Corp.	39,319	741,163
Sonida Senior Living, Inc. (x)*	300	6,924
Surgery Partners, Inc.*	29,100	616,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Talkspace, Inc.*	11,840	$36,586
US Physical Therapy, Inc.	6,200	550,002
Viemed Healthcare, Inc.*	5,600	44,912

		34,772,107

Health Care Technology (0.2%)
Definitive Healthcare Corp., Class A*	22,970	94,407
Evolent Health, Inc., Class A*	42,230	475,087
Health Catalyst, Inc.*	24,020	169,821
HealthStream, Inc.	7,430	236,274
LifeMD, Inc.*	8,730	43,214
OptimizeRx Corp.*	11,000	53,460
Phreesia, Inc.*	18,900	475,524
Schrodinger, Inc. (x)*	23,900	461,031
Simulations Plus, Inc.	6,300	175,707
Teladoc Health, Inc.*	65,030	591,123
Waystar Holding Corp.*	16,200	594,540

		3,370,188

Life Sciences Tools & Services (0.7%)
Adaptive Biotechnologies Corp.*	45,430	272,353
Akoya Biosciences, Inc. (x)*	11,280	25,831
BioLife Solutions, Inc.*	12,300	319,308
ChromaDex Corp.*	3,350	17,772
Codexis, Inc.*	47,190	225,096
CryoPort, Inc.*	25,170	195,823
Cytek Biosciences, Inc.*	37,342	242,350
Harvard Bioscience, Inc.*	4,260	8,989
Lifecore Biomedical, Inc. (x)*	2,190	16,272
Maravai LifeSciences Holdings, Inc., Class A*	42,190	229,935
MaxCyte, Inc.*	23,130	96,221
Mesa Laboratories, Inc.	2,300	303,301
Nautilus Biotechnology, Inc., Class A*	4,460	7,493
OmniAb, Inc. (Earn Out Shares) (r)(x)*	4,966	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	44,884	158,889
Pacific Biosciences of California, Inc. (x)*	53,770	98,399
Quanterix Corp.*	13,980	148,607
Quantum-Si, Inc. (x)*	24,060	64,962
Repligen Corp.*	85,027	12,238,786
Standard BioTools, Inc.*	115,250	201,687

		14,872,074

Pharmaceuticals (1.3%)
Alto Neuroscience, Inc. (x)*	1,040	4,399
Amneal Pharmaceuticals, Inc.*	60,790	481,457
Amphastar Pharmaceuticals, Inc. (x)*	16,400	608,932
ANI Pharmaceuticals, Inc.*	6,100	337,208
Aquestive Therapeutics, Inc. (x)*	13,760	48,986
Arvinas, Inc.*	24,540	470,432
Atea Pharmaceuticals, Inc.*	41,430	138,791
Avadel Pharmaceuticals plc (ADR)*	35,310	371,108
Axsome Therapeutics, Inc.*	13,920	1,177,771
Biote Corp., Class A*	4,100	25,338
Cassava Sciences, Inc. (x)*	14,600	34,456
Collegium Pharmaceutical, Inc.*	10,700	306,555
Contineum Therapeutics, Inc., Class A*	950	13,917
Corcept Therapeutics, Inc.*	30,220	1,522,786
CorMedix, Inc.*	20,440	165,564
Edgewise Therapeutics, Inc.*	27,730	740,391
Enliven Therapeutics, Inc. (x)*	13,450	302,625
Esperion Therapeutics, Inc. (x)*	79,630	175,186
Evolus, Inc.*	25,280	279,091
EyePoint Pharmaceuticals, Inc. (x)*	19,120	142,444
Fulcrum Therapeutics, Inc.*	23,510	110,497
Harmony Biosciences Holdings, Inc.*	12,640	434,942
Harrow, Inc.*	11,060	371,063
Innoviva, Inc.*	20,000	347,000
Intra-Cellular Therapies, Inc.*	108,930	9,097,834
Ligand Pharmaceuticals, Inc.*	6,550	701,833
Liquidia Corp.*	22,020	258,955
Lyra Therapeutics, Inc. (x)*	16,560	3,418
MediWound Ltd. (x)*	650	11,570
Mind Medicine MindMed, Inc. (x)*	27,500	191,400
Nektar Therapeutics*	16,400	15,252
Neumora Therapeutics, Inc.*	32,130	340,578
Nuvation Bio, Inc.*	67,409	179,308
Ocular Therapeutix, Inc.*	59,440	507,618
Omeros Corp. (x)*	20,300	200,564
Pacira BioSciences, Inc.*	16,500	310,860
Phathom Pharmaceuticals, Inc. (x)*	19,610	159,233
Phibro Animal Health Corp., Class A	9,070	190,470
Pliant Therapeutics, Inc.*	21,660	285,262
Prestige Consumer Healthcare, Inc.*	18,560	1,449,350
Revance Therapeutics, Inc.*	44,310	134,702
Scilex Holding Co. (r)*	15,285	5,540
scPharmaceuticals, Inc. (x)*	6,570	23,258
SIGA Technologies, Inc.	29,780	178,978
Supernus Pharmaceuticals, Inc.*	17,900	647,264
Tarsus Pharmaceuticals, Inc.*	13,810	764,660
Telomir Pharmaceuticals, Inc. (x)*	390	1,607
Terns Pharmaceuticals, Inc.*	31,170	172,682
Theravance Biopharma, Inc.*	24,640	231,862
Third Harmonic Bio, Inc. (x)*	2,870	29,532
Trevi Therapeutics, Inc.*	6,600	27,192
Ventyx Biosciences, Inc.*	55,340	121,195
Verrica Pharmaceuticals, Inc.*	4,830	3,381
WaVe Life Sciences Ltd.*	33,450	413,776
Xeris Biopharma Holdings, Inc.*	54,450	184,586
Zevra Therapeutics, Inc. (x)*	4,160	34,694

		25,489,353

Total Health Care		356,513,190

Industrials (22.0%)
Aerospace & Defense (4.1%)
AAR Corp.*	13,000	796,640
AeroVironment, Inc.*	10,000	1,538,900
AerSale Corp.*	13,950	87,885
Archer Aviation, Inc., Class A (x)*	89,180	869,505
Astronics Corp.*	1,160	18,514
Axon Enterprise, Inc.*	15,349	9,122,218
BWX Technologies, Inc.	122,224	13,614,531
Byrna Technologies, Inc.*	1,660	47,825
Cadre Holdings, Inc.	12,930	417,639
Curtiss-Wright Corp.	38,371	13,616,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Ducommun, Inc.*	4,930	$313,844
Eve Holding, Inc. (x)*	2,740	14,906
Howmet Aerospace, Inc.	80,158	8,766,880
Kratos Defense & Security Solutions, Inc.*	53,970	1,423,729
Leonardo DRS, Inc.*	26,440	854,276
Mercury Systems, Inc.*	20,940	879,480
Moog, Inc., Class A	91,800	18,069,912
National Presto Industries, Inc.	1,140	112,199
Park Aerospace Corp.	2,540	37,211
Redwire Corp. (x)*	3,320	54,647
Rocket Lab USA, Inc. (x)*	125,050	3,185,023
Standardaero, Inc.*	262,818	6,507,374
Triumph Group, Inc.*	24,000	447,840
V2X, Inc.*	3,550	169,796
Virgin Galactic Holdings, Inc. (x)*	80	470
VirTra, Inc. (x)*	2,150	14,512

		80,982,473

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	18,490	406,410
Forward Air Corp. (x)*	12,200	393,450
Hub Group, Inc., Class A	23,420	1,043,595
Radiant Logistics, Inc.*	3,460	23,182

		1,866,637

Building Products (3.9%)
American Woodmark Corp.*	5,100	405,603
Apogee Enterprises, Inc.	8,230	587,704
Armstrong World Industries, Inc.	108,418	15,322,716
AZEK Co., Inc. (The), Class A*	316,871	15,041,866
AZZ, Inc.	10,610	869,171
Caesarstone Ltd.*	650	2,763
Carlisle Cos., Inc.	26,255	9,683,894
CSW Industrials, Inc.	6,220	2,194,416
Gibraltar Industries, Inc.*	10,370	610,793
Griffon Corp.	13,880	989,228
Insteel Industries, Inc.	3,840	103,718
Janus International Group, Inc.*	54,200	398,370
JELD-WEN Holding, Inc.*	31,717	259,762
Lennox International, Inc.	36,583	22,290,022
Masterbrand, Inc.*	49,750	726,848
Quanex Building Products Corp.	16,780	406,747
Resideo Technologies, Inc.*	53,370	1,230,179
Tecnoglass, Inc.	8,580	680,566
UFP Industries, Inc.	22,574	2,542,961
Zurn Elkay Water Solutions Corp.	55,130	2,056,349

		76,403,676

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	23,150	1,184,817
ACCO Brands Corp.	5,820	30,555
ACV Auctions, Inc., Class A*	56,530	1,221,048
Aris Water Solutions, Inc., Class A	7,830	187,528
BrightView Holdings, Inc.*	21,830	349,062
Brink’s Co. (The)	17,166	1,592,490
Casella Waste Systems, Inc., Class A*	23,177	2,452,358
CECO Environmental Corp.*	11,060	334,344
Cimpress plc*	6,700	480,524
CompX International, Inc.	450	11,767
CoreCivic, Inc.*	40,740	885,688
Deluxe Corp.	16,600	374,994
Driven Brands Holdings, Inc.*	22,890	369,445
Ennis, Inc.	4,270	90,054
Enviri Corp.*	24,000	184,800
GEO Group, Inc. (The)*	46,000	1,287,080
Healthcare Services Group, Inc.*	34,500	400,717
HNI Corp.	17,200	866,364
Interface, Inc., Class A	18,510	450,718
LanzaTech Global, Inc.*	15,750	21,577
Liquidity Services, Inc.*	7,790	251,539
Matthews International Corp., Class A	11,064	306,252
MillerKnoll, Inc.	29,440	665,050
Montrose Environmental Group, Inc.*	12,150	225,383
NL Industries, Inc.	740	5,750
OPENLANE, Inc.*	35,644	707,177
Perma-Fix Environmental Services, Inc.*	1,070	11,845
Pitney Bowes, Inc.	64,600	467,704
Quad/Graphics, Inc.	4,940	34,432
Quest Resource Holding Corp.*	610	3,965
Steelcase, Inc., Class A	31,120	367,838
Tetra Tech, Inc.	266,783	10,628,635
UniFirst Corp.	5,700	975,213
Viad Corp.*	6,280	266,963
Virco Mfg. Corp.	3,120	31,980
VSE Corp.	5,960	566,796

		28,292,452

Construction & Engineering (2.7%)
Ameresco, Inc., Class A*	14,800	347,504
Arcosa, Inc.	18,610	1,800,331
Argan, Inc.	4,720	646,829
Bowman Consulting Group Ltd., Class A*	3,630	90,568
Centuri Holdings, Inc.*	3,260	62,951
Comfort Systems USA, Inc.	49,454	20,971,463
Concrete Pumping Holdings, Inc.*	6,740	44,888
Construction Partners, Inc., Class A*	15,500	1,371,130
Dycom Industries, Inc.*	10,220	1,778,893
Fluor Corp.*	61,350	3,025,782
Granite Construction, Inc.	186,846	16,388,263
Great Lakes Dredge & Dock Corp.*	38,830	438,391
IES Holdings, Inc.*	3,050	612,928
Limbach Holdings, Inc.*	3,650	312,221
Matrix Service Co.*	2,200	26,334
MYR Group, Inc.*	6,350	944,690
Northwest Pipe Co.*	1,730	83,490
Orion Group Holdings, Inc.*	4,260	31,226
Primoris Services Corp.	20,420	1,560,088
Southland Holdings, Inc. (x)*	1,280	4,160
Sterling Infrastructure, Inc.*	11,400	1,920,330
Tutor Perini Corp.*	15,460	374,132

		52,836,592

Electrical Equipment (0.7%)
Allient, Inc.	2,960	71,869
American Superconductor Corp.*	13,040	321,175
Amprius Technologies, Inc.*	19,140	53,592
Array Technologies, Inc. (x)*	58,600	353,944
Atkore, Inc.	14,010	1,169,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Blink Charging Co. (x)*	48,950	$68,041
Bloom Energy Corp., Class A (x)*	75,990	1,687,738
ChargePoint Holdings, Inc. (x)*	48,400	51,788
Energy Vault Holdings, Inc.*	28,590	65,185
EnerSys	15,370	1,420,649
Enovix Corp. (x)*	64,820	704,593
Fluence Energy, Inc., Class A*	21,840	346,819
Freyr Battery, Inc. (x)*	16,060	41,435
FuelCell Energy, Inc. (x)*	6,526	58,995
GrafTech International Ltd.*	71,450	123,609
LSI Industries, Inc.	9,190	178,470
Net Power, Inc. (x)*	3,620	38,336
NEXTracker, Inc., Class A*	54,140	1,977,734
NuScale Power Corp., Class A*	29,650	531,625
Plug Power, Inc. (x)*	289,440	616,507
Powell Industries, Inc.	3,450	764,692
Preformed Line Products Co.	610	77,952
SES AI Corp. (x)*	21,930	48,027
Shoals Technologies Group, Inc., Class A*	65,770	363,708
SolarMax Technology, Inc.*	1,150	1,863
Solidion Technology, Inc. (x)*	13,760	9,587
Stem, Inc. (x)*	108,768	65,587
Sunrun, Inc. (x)*	83,510	772,468
Thermon Group Holdings, Inc.*	12,820	368,831
TPI Composites, Inc. (x)*	34,270	64,770
Ultralife Corp.*	780	5,811
Vicor Corp.*	7,600	367,232

		12,791,766

Ground Transportation (2.0%)
ArcBest Corp.	9,485	885,140
Covenant Logistics Group, Inc., Class A	1,620	88,306
FTAI Infrastructure, Inc.	36,040	261,651
Heartland Express, Inc.	11,420	128,133
Marten Transport Ltd.	26,949	420,674
PAMT Corp.*	1,000	16,380
RXO, Inc.*	57,890	1,380,098
Saia, Inc.*	34,859	15,886,292
Universal Logistics Holdings, Inc.	1,830	84,070
Werner Enterprises, Inc.	22,747	817,072
XPO, Inc.*	145,429	19,073,013

		39,040,829

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	9,680	234,837

Machinery (3.3%)
374Water, Inc.*	2,540	1,734
3D Systems Corp. (x)*	24,310	79,737
Alamo Group, Inc.	3,760	699,022
Albany International Corp., Class A	11,350	907,659
Astec Industries, Inc.	11,400	383,040
Atmus Filtration Technologies, Inc.	30,639	1,200,436
Barnes Group, Inc.	17,742	838,487
Blue Bird Corp.*	12,280	474,376
Chart Industries, Inc.*	15,340	2,927,486
Columbus McKinnon Corp.	9,300	346,332
Commercial Vehicle Group, Inc.*	5,960	14,781
Crane Co.	83,029	12,599,651
Douglas Dynamics, Inc.	5,760	136,109
Eastern Co. (The)	240	6,370
Energy Recovery, Inc.*	18,990	279,153
Enerpac Tool Group Corp., Class A	21,240	872,752
Enpro, Inc.	7,810	1,346,834
ESCO Technologies, Inc.	9,584	1,276,685
Federal Signal Corp.	22,990	2,124,046
Franklin Electric Co., Inc.	17,500	1,705,375
Gencor Industries, Inc.*	1,020	18,003
Gorman-Rupp Co. (The)	8,100	307,152
Graham Corp.*	790	35,131
Greenbrier Cos., Inc. (The)	11,947	728,647
Helios Technologies, Inc.	12,000	535,680
Hillenbrand, Inc.	27,341	841,556
Hillman Solutions Corp.*	68,330	665,534
Hyliion Holdings Corp.*	33,810	88,244
Hyster-Yale, Inc.	4,150	211,359
ITT, Inc.	102,751	14,681,063
John Bean Technologies Corp. (x)	17,036	2,165,276
Kadant, Inc.	4,316	1,488,977
Kennametal, Inc.	31,600	759,032
L B Foster Co., Class A*	630	16,947
Lindsay Corp.	3,510	415,268
Luxfer Holdings plc	5,230	68,461
Manitowoc Co., Inc. (The)*	8,470	77,331
Mayville Engineering Co., Inc.*	2,720	42,758
Miller Industries, Inc.	4,050	264,708
Mueller Industries, Inc.	41,760	3,314,073
Mueller Water Products, Inc., Class A	57,820	1,300,950
NN, Inc.*	1,780	5,821
Omega Flex, Inc.	1,110	46,587
Park-Ohio Holdings Corp.	1,050	27,583
Proto Labs, Inc.*	11,470	448,362
REV Group, Inc.	19,620	625,289
Shyft Group, Inc. (The)	8,590	100,847
SPX Technologies, Inc.*	15,840	2,305,037
Standex International Corp.	4,520	845,195
Taylor Devices, Inc.*	190	7,908
Tennant Co.	6,900	562,557
Terex Corp.	24,780	1,145,331
Titan International, Inc.*	6,670	45,289
Trinity Industries, Inc.	29,140	1,022,814
Twin Disc, Inc.	540	6,345
Wabash National Corp.	19,000	325,470
Watts Water Technologies, Inc., Class A	10,012	2,035,440

		65,802,090

Marine Transportation (0.7%)
Costamare, Inc.	13,930	179,000
Genco Shipping & Trading Ltd.	15,680	218,579
Golden Ocean Group Ltd. (x)	44,700	400,512
Himalaya Shipping Ltd.	2,990	14,531
Kirby Corp.*	106,412	11,258,390
Matson, Inc.	12,180	1,642,351
Pangaea Logistics Solutions Ltd.	8,280	44,381
Safe Bulkers, Inc.	18,910	67,509

		13,825,253

Passenger Airlines (0.2%)
Allegiant Travel Co.	6,490	610,839
Blade Air Mobility, Inc.*	24,410	103,743

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Frontier Group Holdings, Inc. (x)*	8,630	$61,359
JetBlue Airways Corp. (x)*	126,840	996,962
Joby Aviation, Inc. (x)*	153,530	1,248,199
SkyWest, Inc.*	14,500	1,451,885
Sun Country Airlines Holdings, Inc.*	14,550	212,139
Wheels Up Experience, Inc. (x)*	8,910	14,701

		4,699,827

Professional Services (1.6%)
Alight, Inc., Class A	154,280	1,067,618
Asure Software, Inc.*	5,300	49,873
Barrett Business Services, Inc.	9,840	427,450
BlackSky Technology, Inc., Class A*	2,279	24,590
CBIZ, Inc.*	18,366	1,502,890
Conduent, Inc.*	53,440	215,898
CRA International, Inc.	2,700	505,440
CSG Systems International, Inc.	12,052	615,978
DLH Holdings Corp.*	450	3,613
ExlService Holdings, Inc.*	57,460	2,550,075
Exponent, Inc.	18,870	1,681,317
First Advantage Corp.*	21,200	397,076
FiscalNote Holdings, Inc.*	36,630	39,194
Forrester Research, Inc.*	6,020	94,333
Franklin Covey Co.*	1,530	57,497
FTI Consulting, Inc.*	53,221	10,172,130
Heidrick & Struggles International, Inc.	6,500	288,015
HireQuest, Inc.	670	9,487
Huron Consulting Group, Inc.*	5,989	744,193
IBEX Holdings Ltd.*	2,200	47,278
ICF International, Inc.	6,780	808,244
Innodata, Inc.*	9,990	394,805
Insperity, Inc.	13,130	1,017,706
Kforce, Inc.	6,990	396,333
Korn Ferry	18,450	1,244,453
Legalzoom.com, Inc.*	48,720	365,887
Maximus, Inc.	22,983	1,715,681
Mistras Group, Inc.*	2,650	24,009
NV5 Global, Inc.*	20,000	376,800
Planet Labs PBC*	78,670	317,827
Resources Connection, Inc.	11,210	95,621
Spire Global, Inc.*	3,020	42,491
TriNet Group, Inc.	11,930	1,082,886
TrueBlue, Inc.*	15,130	127,092
TTEC Holdings, Inc.	19,510	97,355
Upwork, Inc.*	46,700	763,545
Verra Mobility Corp., Class A*	63,610	1,538,090
Willdan Group, Inc.*	1,510	57,516
WNS Holdings Ltd.*	17,710	839,277

		31,799,563

Trading Companies & Distributors (1.3%)
Alta Equipment Group, Inc. (x)	10,560	69,062
Applied Industrial Technologies, Inc.	13,880	3,323,844
Beacon Roofing Supply, Inc.*	22,400	2,275,392
BlueLinx Holdings, Inc.*	2,730	278,897
Boise Cascade Co.	15,100	1,794,786
Custom Truck One Source, Inc.*	19,140	92,063
Distribution Solutions Group, Inc.*	3,166	108,910
DNOW, Inc.*	37,300	485,273
DXP Enterprises, Inc.*	4,790	395,750
EVI Industries, Inc.	470	7,684
FTAI Aviation Ltd.	36,720	5,289,149
GATX Corp.	13,700	2,122,952
Global Industrial Co.	3,740	92,715
GMS, Inc.*	15,290	1,297,051
H&E Equipment Services, Inc.	11,720	573,811
Herc Holdings, Inc.	10,840	2,052,337
Hudson Technologies, Inc.*	17,570	98,041
Karat Packaging, Inc.	1,540	46,600
McGrath RentCorp	8,790	982,898
MRC Global, Inc.*	30,200	385,956
Rush Enterprises, Inc., Class A	22,955	1,257,704
Rush Enterprises, Inc., Class B	990	53,896
Titan Machinery, Inc.*	7,080	100,040
Transcat, Inc.*	4,350	459,969
Willis Lease Finance Corp.	1,060	220,003
Xometry, Inc., Class A (x)*	15,430	658,244

		24,523,027

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	570	6,800

Total Industrials		433,105,822

Information Technology (18.4%)
Communications Equipment (0.3%)
ADTRAN Holdings, Inc.*	35,830	298,464
Applied Optoelectronics, Inc. (x)*	13,770	507,562
Aviat Networks, Inc.*	2,790	50,527
Calix, Inc.*	20,020	698,097
Clearfield, Inc.*	4,000	124,000
CommScope Holding Co., Inc.*	79,970	416,644
Digi International, Inc.*	12,400	374,852
Extreme Networks, Inc.*	43,410	726,683
Harmonic, Inc.*	34,400	455,112
Infinera Corp. (x)*	73,990	486,114
NETGEAR, Inc.*	11,170	311,308
NetScout Systems, Inc.*	24,180	523,739
Ribbon Communications, Inc.*	21,470	89,315
Viasat, Inc. (x)*	46,350	394,439
Viavi Solutions, Inc.*	81,870	826,887

		6,283,743

Electronic Equipment, Instruments & Components (3.3%)
908 Devices, Inc.*	12,100	26,620
Advanced Energy Industries, Inc.	13,920	1,609,569
Aeva Technologies, Inc.*	12,160	57,760
Arlo Technologies, Inc.*	33,330	372,963
Badger Meter, Inc.	10,290	2,182,715
Bel Fuse, Inc., Class A	200	18,016
Bel Fuse, Inc., Class B	3,900	321,633
Belden, Inc.	14,738	1,659,646
Benchmark Electronics, Inc.	13,189	598,780
Coherent Corp.*	134,427	12,734,270
CTS Corp.	11,962	630,756
Daktronics, Inc.*	10,320	173,995
ePlus, Inc.*	9,900	731,412
Evolv Technologies Holdings, Inc. (x)*	10,170	40,171
Fabrinet*	65,061	14,305,613
FARO Technologies, Inc.*	5,845	148,229
Insight Enterprises, Inc.*	9,395	1,428,979
Itron, Inc.*	16,970	1,842,603
Kimball Electronics, Inc.*	7,460	139,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Knowles Corp.*	33,000	$657,690
Lightwave Logic, Inc. (x)*	44,230	92,883
Methode Electronics, Inc.	12,840	151,383
MicroVision, Inc. (x)*	80,940	106,031
Mirion Technologies, Inc., Class A*	76,840	1,340,858
Napco Security Technologies, Inc.	12,370	439,877
nLight, Inc.*	17,900	187,771
Novanta, Inc.*	86,617	13,232,479
OSI Systems, Inc.*	6,000	1,004,580
Ouster, Inc.*	8,850	108,147
PAR Technology Corp.*	12,880	935,990
PC Connection, Inc.	4,260	295,090
Plexus Corp.*	9,995	1,564,018
Powerfleet, Inc.*	34,810	231,835
Richardson Electronics Ltd.	1,790	25,114
Rogers Corp.*	7,200	731,592
Sanmina Corp.*	20,080	1,519,454
ScanSource, Inc.*	9,400	446,030
SmartRent, Inc., Class A*	55,240	96,670
TTM Technologies, Inc.*	38,580	954,855
Vishay Intertechnology, Inc.	49,470	838,022
Vishay Precision Group, Inc.*	2,210	51,869

		64,035,694

IT Services (0.3%)
Applied Digital Corp. (x)*	69,590	531,668
ASGN, Inc.*	16,803	1,400,362
Backblaze, Inc., Class A*	2,890	17,398
BigBear.ai Holdings, Inc. (x)*	57,590	256,276
BigCommerce Holdings, Inc.*	21,200	129,744
Core Scientific, Inc. (x)*	68,130	957,226
Couchbase, Inc.*	14,200	221,378
DigitalOcean Holdings, Inc.*	23,020	784,291
Fastly, Inc., Class A*	40,600	383,264
Grid Dynamics Holdings, Inc.*	18,570	412,997
Hackett Group, Inc. (The)	14,040	431,309
Information Services Group, Inc.	3,700	12,358
Rackspace Technology, Inc.*	75,460	166,767
Tucows, Inc., Class A*	2,360	40,450
Unisys Corp.*	22,880	144,830

		5,890,318

Semiconductors & Semiconductor Equipment (3.3%)
ACM Research, Inc., Class A*	17,240	260,324
Aehr Test Systems (x)*	860	14,302
Alpha & Omega Semiconductor Ltd.*	11,900	440,657
Ambarella, Inc.*	13,900	1,011,086
Astera Labs, Inc.*	68,855	9,119,845
Axcelis Technologies, Inc.*	12,500	873,375
CEVA, Inc.*	7,570	238,833
Cohu, Inc.*	17,387	464,233
Credo Technology Group Holding Ltd.*	50,854	3,417,897
Diodes, Inc.*	17,300	1,066,891
Everspin Technologies, Inc.*	1,330	8,499
FormFactor, Inc.*	29,140	1,282,160
GCT Semiconductor Holding, Inc. (x)*	4,470	10,415
Ichor Holdings Ltd.*	15,240	491,033
Impinj, Inc.*	8,500	1,234,710
indie Semiconductor, Inc., Class A (x)*	59,500	240,975
Kulicke & Soffa Industries, Inc.	20,680	964,929
MACOM Technology Solutions Holdings, Inc.*	109,252	14,192,927
MaxLinear, Inc., Class A*	27,656	547,036
Navitas Semiconductor Corp., Class A (x)*	40,730	145,406
NVE Corp.	840	68,401
PDF Solutions, Inc.*	11,600	314,128
Penguin Solutions, Inc.*	18,530	355,591
Photronics, Inc.*	22,740	535,754
Power Integrations, Inc.	21,160	1,305,572
QuickLogic Corp. (x)*	2,060	23,278
Rambus, Inc.*	40,648	2,148,653
Rigetti Computing, Inc. (x)*	57,210	873,025
Semtech Corp.*	291,127	18,006,205
Silicon Laboratories, Inc.*	11,754	1,460,082
SiTime Corp.*	7,020	1,506,000
SkyWater Technology, Inc. (x)*	13,110	180,918
Synaptics, Inc.*	14,902	1,137,321
Ultra Clean Holdings, Inc.*	18,200	654,290
Veeco Instruments, Inc.*	21,239	569,205

		65,163,956

Software (11.0%)
8x8, Inc.*	53,370	142,498
A10 Networks, Inc.	23,000	423,200
ACI Worldwide, Inc.*	40,411	2,097,735
Adeia, Inc.	39,331	549,847
Agilysys, Inc.*	7,730	1,018,118
Airship AI Holdings, Inc. (x)*	23,250	145,545
Alarm.com Holdings, Inc.*	17,719	1,077,315
Alkami Technology, Inc.*	19,260	706,457
Altair Engineering, Inc., Class A*	19,720	2,151,649
Amplitude, Inc., Class A*	41,730	440,251
Appian Corp., Class A*	16,800	554,064
Arteris, Inc.*	1,600	16,304
Asana, Inc., Class A*	29,600	599,992
AudioEye, Inc.*	2,610	39,698
Aurora Innovation, Inc., Class A*	349,960	2,204,748
AvePoint, Inc.*	42,710	705,142
Blackbaud, Inc.*	13,910	1,028,227
BlackLine, Inc.*	20,900	1,269,884
Blend Labs, Inc., Class A*	88,200	371,322
Box, Inc., Class A*	54,400	1,719,040
Braze, Inc., Class A*	24,749	1,036,488
C3.ai, Inc., Class A (x)*	40,400	1,390,972
Cerence, Inc.*	9,260	72,691
Cipher Mining, Inc.*	67,170	311,669
Cleanspark, Inc.*	84,660	779,719
Clear Secure, Inc., Class A	31,970	851,681
Clearwater Analytics Holdings, Inc., Class A*	650,171	17,892,706
Commvault Systems, Inc.*	16,300	2,459,833
Consensus Cloud Solutions, Inc.*	7,990	190,641
CS Disco, Inc.*	16,090	80,289
CyberArk Software Ltd.*	45,702	15,225,621
Daily Journal Corp.*	510	289,675
Digimarc Corp. (x)*	4,950	185,378
Digital Turbine, Inc. (x)*	59,410	100,403
Domo, Inc., Class B*	17,630	124,820

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
D-Wave Quantum, Inc. (x)*	31,730	$266,532
E2open Parent Holdings, Inc.*	52,020	138,373
eGain Corp.*	3,010	18,752
Enfusion, Inc., Class A*	8,940	92,082
EverCommerce, Inc.*	16,000	176,160
Freshworks, Inc., Class A*	77,880	1,259,320
Gitlab, Inc., Class A*	254,895	14,363,333
HubSpot, Inc.*	16,335	11,381,738
Hut 8 Corp. (x)*	30,640	627,814
Intapp, Inc.*	19,475	1,248,153
InterDigital, Inc.	8,740	1,693,113
Jamf Holding Corp.*	26,790	376,399
Kaltura, Inc.*	3,250	7,150
Klaviyo, Inc., Class A*	342,979	14,144,454
LiveRamp Holdings, Inc.*	24,757	751,870
Logility Supply Chain Solutions, Inc.	16,520	183,042
Manhattan Associates, Inc.*	72,821	19,679,147
MARA Holdings, Inc. (x)*	104,456	1,751,727
Matterport, Inc.*	82,660	391,808
Meridianlink, Inc.*	15,500	320,075
Mitek Systems, Inc.*	5,700	63,441
Monday.com Ltd.*	42,943	10,110,500
N-able, Inc.*	24,800	231,632
NCR Voyix Corp.*	55,580	769,227
NextNav, Inc. (x)*	28,660	445,950
Nutanix, Inc., Class A*	238,881	14,614,740
Olo, Inc., Class A*	38,590	296,371
ON24, Inc.*	15,210	98,257
OneSpan, Inc.*	9,480	175,759
Ooma, Inc.*	1,010	14,201
Pagaya Technologies Ltd., Class A (x)*	17,550	163,040
PagerDuty, Inc.*	32,300	589,798
Porch Group, Inc.*	9,490	46,691
Procore Technologies, Inc.*	204,504	15,323,485
Progress Software Corp.	15,950	1,039,143
PROS Holdings, Inc.*	19,550	429,318
PTC, Inc.*	45,518	8,369,395
Q2 Holdings, Inc.*	20,630	2,076,410
Qualys, Inc.*	13,860	1,943,449
Rapid7, Inc.*	23,800	957,474
Red Violet, Inc.*	2,010	72,762
Rekor Systems, Inc. (x)*	10,350	16,146
ReposiTrak, Inc. (x)	670	14,827
Rimini Street, Inc.*	18,190	48,567
Riot Platforms, Inc. (x)*	103,690	1,058,675
Roadzen, Inc.*	3,620	7,892
Samsara, Inc., Class A*	294,021	12,845,777
Sapiens International Corp. NV	11,450	307,661
SEMrush Holdings, Inc., Class A*	9,710	115,355
SolarWinds Corp.	17,500	249,375
SoundHound AI, Inc., Class A (x)*	108,420	2,151,053
SoundThinking, Inc.*	1,680	21,941
Sprinklr, Inc., Class A*	47,520	401,544
Sprout Social, Inc., Class A*	17,700	543,567
SPS Commerce, Inc.*	13,680	2,516,983
Telos Corp.*	4,710	16,108
Tenable Holdings, Inc.*	45,050	1,774,069
Terawulf, Inc.*	83,000	469,780
Varonis Systems, Inc.*	42,120	1,871,392
Verint Systems, Inc.*	23,121	634,671
Vertex, Inc., Class A*	20,730	1,105,945
Viant Technology, Inc., Class A*	3,570	67,794
Weave Communications, Inc.*	14,380	228,930
WM Technology, Inc.*	6,750	9,315
Workiva, Inc., Class A*	19,290	2,112,255
Xperi, Inc.*	14,012	143,903
Yext, Inc.*	56,900	361,884
Zeta Global Holdings Corp., Class A*	67,090	1,206,949
Zuora, Inc., Class A*	42,700	423,584

		215,681,649

Technology Hardware, Storage & Peripherals (0.2%)
CompoSecure, Inc., Class A (x)	6,900	105,777
Corsair Gaming, Inc.*	14,500	95,845
CPI Card Group, Inc.*	580	17,336
Diebold Nixdorf, Inc.*	9,660	415,767
Eastman Kodak Co.*	13,370	87,841
Immersion Corp.	14,280	124,664
IonQ, Inc. (x)*	71,390	2,981,960
Turtle Beach Corp.*	12,150	210,317
Xerox Holdings Corp.	41,600	350,688

		4,390,195

Total Information Technology		361,445,555

Materials (2.1%)
Chemicals (0.9%)
AdvanSix, Inc.	8,300	236,467
American Vanguard Corp.	7,470	34,586
Arcadium Lithium plc*	373,678	1,916,968
Arq, Inc.*	2,290	17,335
ASP Isotopes, Inc. (x)*	8,340	37,780
Aspen Aerogels, Inc. (x)*	22,260	264,449
Avient Corp.	31,984	1,306,866
Balchem Corp.	12,083	1,969,469
Cabot Corp.	20,210	1,845,375
Core Molding Technologies, Inc.*	870	14,390
Ecovyst, Inc.*	44,450	339,598
Hawkins, Inc.	7,200	883,224
HB Fuller Co.	20,920	1,411,682
Ingevity Corp.*	14,891	606,808
Innospec, Inc.	9,192	1,011,672
Intrepid Potash, Inc.*	2,090	45,813
Koppers Holdings, Inc.	7,660	248,184
Kronos Worldwide, Inc.	11,440	111,540
LSB Industries, Inc.*	16,580	125,842
Mativ Holdings, Inc.	25,098	273,568
Minerals Technologies, Inc.	12,120	923,665
Northern Technologies International Corp. (x)	340	4,587
Orion SA	20,100	317,379
Perimeter Solutions, Inc.*	44,400	567,432
PureCycle Technologies, Inc. (x)*	42,310	433,677
Quaker Chemical Corp.	5,500	774,180
Rayonier Advanced Materials, Inc.*	23,590	194,618
Sensient Technologies Corp.	14,910	1,062,487
Stepan Co.	8,200	530,540
Tronox Holdings plc	33,520	337,546
Valhi, Inc.	1,860	43,505

		17,891,232

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Construction Materials (0.2%)
Knife River Corp.*	21,080	$2,142,571
Smith-Midland Corp. (x)*	280	12,449
Summit Materials, Inc., Class A*	45,399	2,297,189
United States Lime & Minerals, Inc.	3,750	497,775

		4,949,984

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	42,850	128,979
Greif, Inc., Class A	8,570	523,798
Greif, Inc., Class B	1,520	103,132
Myers Industries, Inc.	7,960	87,878
O-I Glass, Inc.*	56,700	614,628
Pactiv Evergreen, Inc.	13,550	236,719
Ranpak Holdings Corp., Class A*	23,830	163,950
TriMas Corp.	13,530	332,703

		2,191,787

Metals & Mining (0.8%)
Alpha Metallurgical Resources, Inc.*	4,250	850,510
Arch Resources, Inc.	6,600	932,052
Caledonia Mining Corp. plc	1,120	10,539
Carpenter Technology Corp.	16,990	2,883,373
Century Aluminum Co.*	23,600	429,992
Coeur Mining, Inc.*	150,930	863,320
Commercial Metals Co.	41,585	2,062,616
Compass Minerals International, Inc.	15,167	170,629
Constellium SE*	49,200	505,284
Contango ORE, Inc. (x)*	1,360	13,627
Critical Metals Corp.*	480	3,259
Dakota Gold Corp.*	4,180	9,196
Hecla Mining Co.	219,421	1,077,357
i-80 Gold Corp.*	76,790	37,243
Ivanhoe Electric, Inc.*	31,930	241,072
Kaiser Aluminum Corp.	5,690	399,836
Lifezone Metals Ltd.*	940	6,533
MAC Copper Ltd.*	20,580	218,560
Materion Corp.	7,700	761,376
Metallus, Inc.*	17,200	243,036
Novagold Resources, Inc.*	125,900	419,247
Olympic Steel, Inc.	4,270	140,099
Perpetua Resources Corp.*	4,470	47,695
Piedmont Lithium, Inc. (x)*	12,510	109,337
Radius Recycling, Inc.	11,210	170,616
Ramaco Resources, Inc., Class A (x)	15,630	160,364
Ramaco Resources, Inc., Class B	624	6,165
Ryerson Holding Corp.	6,030	111,615
SSR Mining, Inc.*	77,530	539,609
SunCoke Energy, Inc.	32,100	343,470
Tredegar Corp.*	3,010	23,117
Universal Stainless & Alloy Products, Inc.*	1,500	66,045
Warrior Met Coal, Inc.	19,700	1,068,528
Worthington Steel, Inc.	11,699	372,262

		15,297,579

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	1,240	36,915
Sylvamo Corp.	12,900	1,019,358

		1,056,273

Total Materials		41,386,855

Real Estate (3.0%)
Diversified REITs (0.3%)
Alexander & Baldwin, Inc. (REIT)	27,154	481,712
Alpine Income Property Trust, Inc. (REIT)	1,030	17,294
American Assets Trust, Inc. (REIT)	19,996	525,095
Armada Hoffler Properties, Inc. (REIT)	23,300	238,359
Broadstone Net Lease, Inc. (REIT)	73,000	1,157,780
CTO Realty Growth, Inc. (REIT)	10,480	206,561
Empire State Realty Trust, Inc. (REIT), Class A	57,300	591,336
Essential Properties Realty Trust, Inc. (REIT)	67,030	2,096,698
Gladstone Commercial Corp. (REIT)	20,570	334,057
Global Net Lease, Inc. (REIT)	72,432	528,754
NexPoint Diversified Real Estate Trust (REIT)	3,395	20,709
One Liberty Properties, Inc. (REIT)	1,600	43,584

		6,241,939

Health Care REITs (0.4%)
American Healthcare REIT, Inc. (REIT)	55,526	1,578,049
CareTrust REIT, Inc. (REIT)	67,400	1,823,170
Diversified Healthcare Trust (REIT)	85,850	197,455
Global Medical REIT, Inc. (REIT)	22,500	173,700
LTC Properties, Inc. (REIT)	14,809	511,651
National Health Investors, Inc. (REIT)	15,550	1,077,615
Sabra Health Care REIT, Inc. (REIT)	84,943	1,471,213
Strawberry Fields REIT, Inc. (REIT)	150	1,581
Universal Health Realty Income Trust (REIT)	7,210	268,284

		7,102,718

Hotel & Resort REITs (0.4%)
Apple Hospitality REIT, Inc. (REIT)	84,100	1,290,935
Braemar Hotels & Resorts, Inc. (REIT)	6,140	18,420
Chatham Lodging Trust (REIT)	20,340	182,043
DiamondRock Hospitality Co. (REIT)	74,678	674,342
Pebblebrook Hotel Trust (REIT)	52,028	704,979
RLJ Lodging Trust (REIT)	58,587	598,173
Ryman Hospitality Properties, Inc. (REIT)	21,596	2,253,327
Service Properties Trust (REIT)	81,700	207,518
Summit Hotel Properties, Inc. (REIT)	34,200	234,270
Sunstone Hotel Investors, Inc. (REIT)	81,314	962,758
Xenia Hotels & Resorts, Inc. (REIT)	42,701	634,537

		7,761,302

Industrial REITs (0.2%)
Industrial Logistics Properties Trust (REIT)	7,180	26,207
Innovative Industrial Properties, Inc. (REIT)	10,310	687,058
LXP Industrial Trust (REIT)	113,945	925,233
Plymouth Industrial REIT, Inc. (REIT)	16,450	292,810
Terreno Realty Corp. (REIT)	36,490	2,158,019

		4,089,327

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Office REITs (0.3%)
Brandywine Realty Trust (REIT)	68,000	$380,800
City Office REIT, Inc. (REIT)	5,140	28,373
COPT Defense Properties (REIT)	39,120	1,210,764
Douglas Emmett, Inc. (REIT)	54,200	1,005,952
Easterly Government Properties, Inc. (REIT), Class A	36,600	415,776
Franklin Street Properties Corp. (REIT)	13,650	24,979
Hudson Pacific Properties, Inc. (REIT)	19,800	59,994
JBG SMITH Properties (REIT)	31,680	486,922
NET Lease Office Properties (REIT) (x)*	2,200	68,662
Orion Office REIT, Inc. (REIT)	11,500	42,665
Paramount Group, Inc. (REIT)	74,800	369,512
Peakstone Realty Trust (REIT)	22,880	253,282
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,500	388,875
Postal Realty Trust, Inc. (REIT), Class A	1,960	25,578
SL Green Realty Corp. (REIT)	25,260	1,715,659

		6,477,793

Real Estate Management & Development (0.3%)
Anywhere Real Estate, Inc.*	36,840	121,572
Compass, Inc., Class A*	139,280	814,788
Cushman & Wakefield plc*	87,480	1,144,238
eXp World Holdings, Inc. (x)	30,940	356,119
Forestar Group, Inc.*	5,380	139,450
FRP Holdings, Inc.*	1,280	39,206
Kennedy-Wilson Holdings, Inc.	44,526	444,815
Marcus & Millichap, Inc.	10,000	382,600
Maui Land & Pineapple Co., Inc.*	420	9,232
Newmark Group, Inc., Class A	51,130	654,975
Offerpad Solutions, Inc. (x)*	870	2,480
Opendoor Technologies, Inc. (x)*	209,290	334,864
RE/MAX Holdings, Inc., Class A*	6,330	67,541
Real Brokerage, Inc. (The)*	36,050	165,830
Redfin Corp.*	40,773	320,884
RMR Group, Inc. (The), Class A	2,730	56,347
St Joe Co. (The)	12,830	576,452
Star Holdings*	6,026	58,633
Stratus Properties, Inc.*	140	2,906
Tejon Ranch Co.*	1,940	30,846
Transcontinental Realty Investors, Inc.*	50	1,491

		5,725,269

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A*	59,600	541,764
BRT Apartments Corp. (REIT)	780	14,063
Centerspace (REIT)	5,632	372,557
Clipper Realty, Inc. (REIT)	1,700	7,786
Elme Communities (REIT)	32,300	493,221
Independence Realty Trust, Inc. (REIT)	84,588	1,678,226
NexPoint Residential Trust, Inc. (REIT)	8,700	363,225
UMH Properties, Inc. (REIT)	22,140	418,003
Veris Residential, Inc. (REIT)	30,070	500,064

		4,388,909

Retail REITs (0.7%)
Acadia Realty Trust (REIT)	38,586	932,238
Alexander’s, Inc. (REIT)	210	42,013
CBL & Associates Properties, Inc. (REIT)	9,700	285,277
Curbline Properties Corp. (REIT)	38,150	885,843
Getty Realty Corp. (REIT)	16,254	489,733
InvenTrust Properties Corp. (REIT)	28,140	847,858
Kite Realty Group Trust (REIT)	82,040	2,070,690
Macerich Co. (The) (REIT)	82,700	1,647,384
NETSTREIT Corp. (REIT) (x)	34,950	494,542
Phillips Edison & Co., Inc. (REIT)	46,908	1,757,174
Retail Opportunity Investments Corp. (REIT)	39,820	691,275
Saul Centers, Inc. (REIT)	1,640	63,632
SITE Centers Corp. (REIT)	19,075	291,657
Tanger, Inc. (REIT)	40,670	1,388,067
Urban Edge Properties (REIT)	48,300	1,038,450
Whitestone REIT (REIT)	18,120	256,760

		13,182,593

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT) (x)	21,840	256,838
Four Corners Property Trust, Inc. (REIT)	31,930	866,580
Gladstone Land Corp. (REIT)	9,190	99,712
Outfront Media, Inc. (REIT)	60,685	1,076,552
PotlatchDeltic Corp. (REIT)	30,673	1,203,915
Safehold, Inc. (REIT)	18,269	337,611
Uniti Group, Inc. (REIT)	85,300	469,150

		4,310,358

Total Real Estate		59,280,208

Utilities (1.3%)
Electric Utilities (0.4%)
ALLETE, Inc.	19,170	1,242,216
Genie Energy Ltd., Class B	10,780	168,060
Hawaiian Electric Industries, Inc.*	61,650	599,854
MGE Energy, Inc.	13,110	1,231,816
Otter Tail Corp.	15,380	1,135,659
Portland General Electric Co.	38,000	1,657,560
TXNM Energy, Inc.	33,200	1,632,444

		7,667,609

Gas Utilities (0.5%)
Brookfield Infrastructure Corp., Class A	45,169	1,807,212
Chesapeake Utilities Corp.	8,340	1,012,059
New Jersey Resources Corp.	36,210	1,689,196
Northwest Natural Holding Co.	12,600	498,456
ONE Gas, Inc.	20,480	1,418,240
RGC Resources, Inc.	930	18,656
Southwest Gas Holdings, Inc.	21,050	1,488,446
Spire, Inc.	20,670	1,402,046

		9,334,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A (x)*	46,830	$190,598
Montauk Renewables, Inc.*	37,360	148,693
Ormat Technologies, Inc.	19,920	1,348,982
Sunnova Energy International, Inc. (x)*	47,950	164,469

		1,852,742

Multi-Utilities (0.2%)
Avista Corp.	27,470	1,006,226
Black Hills Corp.	24,800	1,451,296
Northwestern Energy Group, Inc.	23,551	1,259,037
Unitil Corp.	5,800	314,302

		4,030,861

Water Utilities (0.1%)
American States Water Co.	13,500	1,049,220
Cadiz, Inc. (x)*	5,560	28,912
California Water Service Group	20,430	926,092
Consolidated Water Co. Ltd.	8,660	224,207
Global Water Resources, Inc.	1,320	15,180
Middlesex Water Co.	6,000	315,780
Pure Cycle Corp.*	2,450	31,066
SJW Group	11,900	585,718
York Water Co. (The)	4,360	142,659

		3,318,834

Total Utilities		26,204,357

Total Common Stocks (99.0%) (Cost $1,416,039,101)		1,945,448,535

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,252	—
Cartesian Therapeutics, Inc. (x)*	5,920	799
Chinook Therapeutics, Inc., CVR *	19,340	9,671
Inhibrx, Inc., CVR (r)*	10,800	5,244

		15,714

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR (r)(x)*	21,290	798

Total Health Care		16,512

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	26,500	53,000

Total Materials		53,000

Total Rights (0.0%)† (Cost $40,722)		69,512

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	4,000,000	4,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	9,221,247	9,221,247
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.43% (7 day yield) (xx)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		38,221,247

Total Short-Term Investments (1.9%) (Cost $38,221,247)		38,221,247

Total Investments in Securities (100.9%) (Cost $1,454,301,070)		1,983,739,294
Other Assets Less Liabilities (-0.9%)		(17,995,786)

Net Assets (100%)		$1,965,743,508

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $617,086 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $75,622,286. This was collateralized by $40,619,983 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/7/25 – 8/15/54 and by cash of $38,221,247 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	73	3/2025	USD	8,211,770	(162,076)

					(162,076)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$26,289,902	$—	$—		$26,289,902
Consumer Discretionary	242,062,901	—	—	(a)	242,062,901
Consumer Staples	54,863,347	—	—		54,863,347
Energy	56,529,448	—	—		56,529,448
Financials	287,766,950	—	—		287,766,950
Health Care	356,507,650	—	5,540		356,513,190
Industrials	433,105,822	—	—		433,105,822
Information Technology	361,445,555	—	—		361,445,555
Materials	41,386,855	—	—		41,386,855
Real Estate	59,280,208	—	—		59,280,208
Utilities	26,204,357	—	—		26,204,357
Rights
Health Care	—	10,470	6,042		16,512
Materials	—	53,000	—		53,000
Short-Term Investments
Investment Companies	38,221,247	—	—		38,221,247

Total Assets	$1,983,664,242	$63,470	$11,582		$1,983,739,294

Liabilities:
Futures	$(162,076)	$—	$—		$(162,076)

Total Liabilities	$(162,076)	$—	$—		$(162,076)

Total	$1,983,502,166	$63,470	$11,582		$1,983,577,218

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(162,076	)*

Total		$(162,076)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$867,314	$867,314

Total	$867,314	$867,314

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(612,761)	$(612,761)

Total	$(612,761)	$(612,761)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$7,594,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$993,840,520
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,180,265,064

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$683,211,229
Aggregate gross unrealized depreciation	(166,612,084)

Net unrealized appreciation	$516,599,145

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,466,978,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $1,454,301,070)	$1,983,739,294
Cash	19,357,919
Cash held as collateral at broker for futures	650,620
Receivable for securities sold	1,399,087
Dividends, interest and other receivables	1,156,307
Receivable for Portfolio shares sold	302,417
Securities lending income receivable	48,700
Due from broker for futures variation margin	7,665
Other assets	8,446

Total assets	2,006,670,455

LIABILITIES
Payable for return of collateral on securities loaned	38,221,247
Investment management fees payable	890,195
Payable for Portfolio shares repurchased	748,263
Payable for securities purchased	442,710
Distribution fees payable – Class IB	322,323
Administrative fees payable	217,246
Trustees’ fees payable	360
Accrued expenses	84,603

Total liabilities	40,926,947

Commitments and contingent liabilities^
NET ASSETS	$1,965,743,508

Net assets were comprised of:
Paid in capital	$1,419,292,464
Total distributable earnings (loss)	546,451,044

Net assets	$1,965,743,508

Class IB
Net asset value, offering and redemption price per share, $1,456,765,848 / 97,469,712 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.95

Class K
Net asset value, offering and redemption price per share, $508,977,660 / 28,928,562 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.59

(x)	Includes value of securities on loan of $75,622,286.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $44,066 foreign withholding tax)	$15,381,857
Interest	1,281,920
Securities lending (net)	1,029,583

Total income	17,693,360

EXPENSES
Investment management fees	10,052,819
Distribution fees – Class IB (a)	2,944,119
Administrative fees	2,461,147
Distribution fees – Class IA (a)	645,216
Custodian fees	183,400
Printing and mailing expenses	177,415
Professional fees	120,895
Trustees’ fees	63,771
Miscellaneous	37,557

Total expenses	16,686,339

NET INVESTMENT INCOME (LOSS)	1,007,021

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	202,421,416
Futures contracts	867,314

Net realized gain (loss)	203,288,730

Change in unrealized appreciation (depreciation) on:
Investments in securities	52,509,931
Futures contracts	(612,761)

Net change in unrealized appreciation (depreciation)	51,897,170

NET REALIZED AND UNREALIZED GAIN (LOSS)	255,185,900

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$256,192,921

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,007,021	$4,201,119
Net realized gain (loss)	203,288,730	37,935,495
Net change in unrealized appreciation (depreciation)	51,897,170	257,019,318

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	256,192,921	299,155,932

Distributions to shareholders:
Class IA	—	(2,024,870)
Class IB	(142,125,332)	(3,585,299)
Class K	(43,850,565)	(2,975,017)

Total distributions to shareholders	(185,975,897)	(8,585,186)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 522,172 and 906,706 shares, respectively ]	8,972,985	13,789,696
Capital shares issued in reinvestment of dividends and distributions [ 0 and 122,958 shares, respectively ]	—	2,024,870
Capital shares repurchased in connection with share class combination (Note 1) [ (30,941,309) and 0 shares, respectively ]	(533,660,871)	—
Capital shares repurchased [ (2,424,286) and (3,506,468) shares, respectively ]	(41,320,512)	(53,215,500)

Total Class IA transactions	(566,008,398)	(37,400,934)

Class IB
Capital shares sold [ 4,603,574 and 3,782,901 shares, respectively ]	72,164,952	49,855,085
Capital shares issued in connection with share class combination (Note 1) [ 35,722,484 and 0 shares, respectively ]	533,660,871	—
Capital shares issued in reinvestment of dividends and distributions [ 9,004,645 and 251,355 shares, respectively ]	142,125,332	3,585,299
Capital shares repurchased [ (10,104,675) and (6,268,344) shares, respectively ]	(158,135,390)	(82,767,224)

Total Class IB transactions	589,815,765	(29,326,840)

Class K
Capital shares sold [ 792,157 and 269,486 shares, respectively ]	13,865,479	4,113,302
Capital shares issued in reinvestment of dividends and distributions [ 2,361,525 and 179,764 shares, respectively ]	43,850,565	2,975,017
Capital shares repurchased [ (4,857,846) and (5,756,940) shares, respectively ]	(88,820,598)	(89,363,835)

Total Class K transactions	(31,104,554)	(82,275,516)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,297,187)	(149,003,290)

TOTAL INCREASE (DECREASE) IN NET ASSETS	62,919,837	141,567,456
NET ASSETS:
Beginning of year	1,902,823,671	1,761,256,215

End of year	$1,965,743,508	$1,902,823,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021		2020
Net asset value, beginning of year	$14.45	$12.33	$18.07	$19.52		$16.53

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	0.02	0.01	(0.05	)(aa)	(0.03)
Net realized and unrealized gain (loss)	2.09	2.16	(5.13)	2.48		5.86

Total from investment operations	2.09	2.18	(5.12)	2.43		5.83

Less distributions:
Dividends from net investment income	(0.05)	(0.04)	(0.02)	—		(0.02)
Distributions from net realized gains	(1.54)	(0.02)	(0.60)	(3.88)		(2.82)

Total dividends and distributions	(1.59)	(0.06)	(0.62)	(3.88)		(2.84)

Net asset value, end of year	$14.95	$14.45	$12.33	$18.07		$19.52

Total return	13.93%	17.70%	(28.42)%	12.90%		36.05%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,456,766	$841,466	$745,413	$1,009,287		$976,317
Ratio of expenses to average net assets (f)	0.92%	0.93%	0.91%	0.90%		0.92%
Ratio of net investment income (loss) to average net assets (f)	(0.01)%	0.16%	0.09%	(0.25	)%(bb)	(0.19)%
Portfolio turnover rate^	51%	38%	42%	44%		56%

	Year Ended December 31,
Class K	2024	2023	2022	2021		2020
Net asset value, beginning of year	$16.76	$14.29	$20.82	$21.89		$18.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.06	0.06	—	(aa)	0.01
Net realized and unrealized gain (loss)	2.42	2.50	(5.93)	2.81		6.50

Total from investment operations	2.46	2.56	(5.87)	2.81		6.51

Less distributions:
Dividends from net investment income	(0.09)	(0.07)	(0.06)	—		(0.06)
Distributions from net realized gains	(1.54)	(0.02)	(0.60)	(3.88)		(2.82)

Total dividends and distributions	(1.63)	(0.09)	(0.66)	(3.88)		(2.88)

Net asset value, end of year	$17.59	$16.76	$14.29	$20.82		$21.89

Total return	14.20%	17.97%	(28.28)%	13.25%		36.39%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$508,978	$513,536	$513,527	$647,127		$711,849
Ratio of expenses to average net assets (f)	0.67%	0.68%	0.66%	0.65%		0.67%
Ratio of net investment income (loss) to average net assets (f)	0.23%	0.41%	0.35%	(0.01	)%(bb)	0.05%
Portfolio turnover rate^	51%	38%	42%	44%		56%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.06) and $(0.01) for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.7%)
Automobile Components (1.9%)
Aptiv plc*	5,319	$321,693

Household Durables (1.1%)
TopBuild Corp.*	570	177,464

Textiles, Apparel & Luxury Goods (1.7%)
On Holding AG, Class A*	4,996	273,631

Total Consumer Discretionary		772,788

Consumer Staples (5.3%)
Household Products (2.7%)
Procter & Gamble Co. (The)	2,628	440,584

Personal Care Products (2.6%)
Unilever plc (ADR)	7,716	437,497

Total Consumer Staples		878,081

Financials (16.3%)
Capital Markets (5.2%)
Intercontinental Exchange, Inc.	2,958	440,772
Jefferies Financial Group, Inc.	5,300	415,520

		856,292

Financial Services (5.9%)
Fiserv, Inc.*	2,064	423,987
Visa, Inc., Class A	1,738	549,277

		973,264

Insurance (5.2%)
Aflac, Inc.	5,247	542,750
Reinsurance Group of America, Inc.	1,499	320,231

		862,981

Total Financials		2,692,537

Health Care (17.5%)
Health Care Equipment & Supplies (8.4%)
Alcon AG	4,273	362,735
Becton Dickinson & Co.	1,606	364,353
GE HealthCare Technologies, Inc.	5,427	424,283
Hologic, Inc.*	3,146	226,795

		1,378,166

Health Care Providers & Services (2.2%)
UnitedHealth Group, Inc.	732	370,290

Life Sciences Tools & Services (5.3%)
Bruker Corp.	4,712	276,217
Danaher Corp.	1,407	322,977
ICON plc*	1,296	271,784

		870,978

Pharmaceuticals (1.6%)
Johnson & Johnson	1,837	265,667

Total Health Care		2,885,101

Industrials (14.6%)
Aerospace & Defense (1.9%)
Hexcel Corp.	5,012	314,252

Commercial Services & Supplies (7.7%)
Tetra Tech, Inc.	6,240	248,602
Veralto Corp.	5,585	568,832
Waste Management, Inc.	2,195	442,929

		1,260,363

Construction & Engineering (2.1%)
AECOM	3,236	345,670

Electrical Equipment (2.9%)
Rockwell Automation, Inc.	1,692	483,557

Total Industrials		2,403,842

Information Technology (36.4%)
Communications Equipment (2.0%)
Arista Networks, Inc.*	2,980	329,379

Electronic Equipment, Instruments & Components (5.7%)
Flex Ltd.*	14,414	553,353
TE Connectivity plc	2,674	382,302

		935,655

IT Services (2.1%)
Accenture plc, Class A	997	350,735

Semiconductors & Semiconductor Equipment (11.1%)
Monolithic Power Systems, Inc.	437	258,573
NVIDIA Corp.	6,512	874,496
NXP Semiconductors NV	1,363	283,300
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,080	410,779

		1,827,148

Software (15.5%)
Adobe, Inc.*	802	356,633
Bentley Systems, Inc., Class B	3,590	167,653
Cadence Design Systems, Inc.*	1,282	385,190
Fair Isaac Corp.*	175	348,413
Intuit, Inc.	455	285,968
Microsoft Corp.	1,663	700,954
Palo Alto Networks, Inc.*	1,720	312,971

		2,557,782

Total Information Technology		6,000,699

Utilities (2.4%)
Electric Utilities (2.4%)
NextEra Energy, Inc.	5,513	395,227

Total Utilities		395,227

Total Common Stocks (97.2%) (Cost $13,416,276)		16,028,275

SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	205,018	205,100

Total Short-Term Investments (1.3%) (Cost $205,079)		205,100

Total Investments in Securities (98.5%) (Cost $13,621,355)		16,233,375
Other Assets Less Liabilities (1.5%)		249,341

Net Assets (100%)		$16,482,716

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$772,788	$—	$—	$772,788
Consumer Staples	878,081	—	—	878,081
Financials	2,692,537	—	—	2,692,537
Health Care	2,885,101	—	—	2,885,101
Industrials	2,403,842	—	—	2,403,842
Information Technology	6,000,699	—	—	6,000,699
Utilities	395,227	—	—	395,227
Short-Term Investments
Investment Companies	205,100	—	—	205,100

Total Assets	$16,233,375	$—	$—	$16,233,375

Total Liabilities	$—	$—	$—	$—

Total	$16,233,375	$—	$—	$16,233,375

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,500,067
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,907,849

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,099,713
Aggregate gross unrealized depreciation	(490,048)

Net unrealized appreciation	$2,609,665

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,623,710

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $13,621,355)	$16,233,375
Cash	300,000
Receivable for Portfolio shares sold	13,909
Dividends, interest and other receivables	6,737
Other assets	69

Total assets	16,554,090

LIABILITIES
Payable for securities purchased	20,079
Distribution fees payable – Class IB	1,098
Administrative fees payable	180
Payable for Portfolio shares repurchased	102
Accrued expenses	49,915

Total liabilities	71,374

Commitments and contingent liabilities^
NET ASSETS	$16,482,716

Net assets were comprised of:
Paid in capital	$14,284,297
Total distributable earnings (loss)	2,198,419

Net assets	$16,482,716

Class IB
Net asset value, offering and redemption price per share, $5,103,343 / 450,140 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.34

Class K
Net asset value, offering and redemption price per share, $11,379,373 / 1,003,396 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.34

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $2,105 foreign withholding tax)	$169,285
Interest	16,320
Securities lending (net)	197

Total income	185,802

EXPENSES
Investment management fees	106,257
Professional fees	55,602
Administrative fees	29,999
Custodian fees	17,500
Printing and mailing expenses	14,350
Distribution fees – Class IB	12,829
Trustees’ fees	517
Miscellaneous	2,368

Gross expenses	239,422
Less: Waiver from investment manager	(103,954)

Net expenses	135,468

NET INVESTMENT INCOME (LOSS)	50,334

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	265,770
Net change in unrealized appreciation (depreciation) on investments in securities	1,245,896

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,511,666

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,562,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$50,334	$56,125
Net realized gain (loss)	265,770	(289,589)
Net change in unrealized appreciation (depreciation)	1,245,896	2,401,333

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,562,000	2,167,869

Distributions to shareholders:
Class IB	(7,096)	(9,929)
Class K	(43,506)	(52,335)

Total distributions to shareholders	(50,602)	(62,264)

Tax return of capital:
Class IB	(68)	—
Class K	(420)	—

Total tax return of capital	(488)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 194,841 and 350,527 shares, respectively ]	2,180,521	3,303,113
Capital shares issued in reinvestment of dividends [ 616 and 990 shares, respectively ]	7,164	9,929
Capital shares repurchased [ (133,586) and (21,059) shares, respectively ]	(1,540,745)	(200,179)

Total Class IB transactions	646,940	3,112,863

Class K
Capital shares issued in reinvestment of dividends [ 3,779 and 5,204 shares, respectively ]	43,926	52,335

Total Class K transactions	43,926	52,335

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	690,866	3,165,198

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,201,776	5,270,803
NET ASSETS:
Beginning of year	14,280,940	9,010,137

End of year	$16,482,716	$14,280,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		February 15, 2022* to December 31, 2022
Class IB	2024	2023
Net asset value, beginning of period	$10.29	$8.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.03	0.01
Net realized and unrealized gain (loss)	1.06	1.73	(1.43)

Total from investment operations	1.07	1.76	(1.42)

Less distributions:
Dividends from net investment income	(0.02)	(0.03)	(0.02)
Return of capital	— #	—	—

Total dividends and distributions	(0.02)	(0.03)	(0.02)

Net asset value, end of period	$11.34	$10.29	$8.56

Total return (b)	10.36%	20.56%	(14.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,103	$3,995	$495
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.63%	2.09%	3.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.13%	0.30%	0.09	%(l)
Before waivers and reimbursements (a)(f)	(0.50)%	(0.79)%	(2.27	)%(l)
Portfolio turnover rate^	38%	20%	22	%(z)
	Year Ended December 31,		February 15, 2022* to December 31, 2022
Class K	2024	2023
Net asset value, beginning of period	$10.29	$8.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.05	0.02
Net realized and unrealized gain (loss)	1.05	1.73	(1.42)

Total from investment operations	1.09	1.78	(1.40)

Less distributions:
Dividends from net investment income	(0.04)	(0.05)	(0.04)
Return of capital	— #	—	—

Total dividends and distributions	(0.04)	(0.05)	(0.04)

Net asset value, end of period	$11.34	$10.29	$8.56

Total return (b)	10.62%	20.84%	(14.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,379	$10,286	$8,515
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%	0.75%	0.75%
Before waivers and reimbursements (a)(f)	1.39%	1.70%	2.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.39%	0.55%	0.29	%(l)
Before waivers and reimbursements (a)(f)	(0.25)%	(0.41)%	(1.72	)%(l)
Portfolio turnover rate^	38%	20%	22	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Media (1.9%)
Fox Corp., Class B	43,331	$1,981,960
Interpublic Group of Cos., Inc. (The)	214,307	6,004,882
Omnicom Group, Inc.	38,980	3,353,839

Total Communication Services		11,340,681

Consumer Discretionary (1.7%)
Automobile Components (1.0%)
Aptiv plc*	26,869	1,625,037
BorgWarner, Inc.	131,046	4,165,952

		5,790,989

Hotels, Restaurants & Leisure (0.0%)
Empire Resorts, Inc. (r)*	45	—

Household Durables (0.7%)
Mohawk Industries, Inc.*	37,145	4,425,084

Total Consumer Discretionary		10,216,073

Consumer Staples (11.9%)
Beverages (1.8%)
Heineken NV	71,806	5,109,923
Pernod Ricard SA	54,153	6,114,288

		11,224,211

Consumer Staples Distribution & Retail (2.4%)
Dollar Tree, Inc.*	73,936	5,540,764
Koninklijke Ahold Delhaize NV	277,339	9,046,498

		14,587,262

Food Products (3.2%)
Conagra Brands, Inc.	420,368	11,665,212
General Mills, Inc.	117,643	7,502,094

		19,167,306

Household Products (2.7%)
Henkel AG & Co. KGaA (Preference) (q)	50,404	4,424,636
Kimberly-Clark Corp.	67,790	8,883,202
Reckitt Benckiser Group plc	56,174	3,398,770

		16,706,608

Personal Care Products (1.8%)
Estee Lauder Cos., Inc. (The), Class A	60,368	4,526,393
Kenvue, Inc.	298,510	6,373,188

		10,899,581

Total Consumer Staples		72,584,968

Energy (3.6%)
Energy Equipment & Services (1.0%)
Baker Hughes Co.	152,427	6,252,555

Oil, Gas & Consumable Fuels (2.6%)
Coterra Energy, Inc.	196,354	5,014,881
EQT Corp.	102,892	4,744,350
Occidental Petroleum Corp.	123,640	6,109,053

		15,868,284

Total Energy		22,120,839

Financials (15.8%)
Banks (6.3%)
Commerce Bancshares, Inc.	130,368	8,123,230
First Hawaiian, Inc.	128,258	3,328,295
PNC Financial Services Group, Inc. (The)	13,336	2,571,848
Truist Financial Corp.	242,063	10,500,693
US Bancorp	223,672	10,698,232
Westamerica Bancorp	60,122	3,154,000

		38,376,298

Capital Markets (4.5%)
Bank of New York Mellon Corp. (The)	106,007	8,144,518
Northern Trust Corp.	96,610	9,902,525
T. Rowe Price Group, Inc.	84,740	9,583,246

		27,630,289

Financial Services (0.5%)
Edenred SE	91,632	3,013,615

Insurance (4.5%)
Allstate Corp. (The)	42,429	8,179,887
Hanover Insurance Group, Inc. (The)	39,918	6,173,718
Reinsurance Group of America, Inc.	11,983	2,559,928
Willis Towers Watson plc	33,134	10,378,894

		27,292,427

Total Financials		96,312,629

Health Care (17.5%)
Health Care Equipment & Supplies (8.5%)
Becton Dickinson & Co.	41,328	9,376,083
Dentsply Sirona, Inc.	146,594	2,782,354
Envista Holdings Corp.*	217,116	4,188,168
GE HealthCare Technologies, Inc.	75,949	5,937,693
Hologic, Inc.*	64,795	4,671,072
Medtronic plc	68,365	5,460,996
Teleflex, Inc.	6,695	1,191,576
Zimmer Biomet Holdings, Inc.	170,924	18,054,702

		51,662,644

Health Care Providers & Services (8.1%)
Cardinal Health, Inc.	56,490	6,681,072
Cencora, Inc.	20,204	4,539,435
Centene Corp.*	80,765	4,892,744
Henry Schein, Inc.*	173,996	12,040,523
Labcorp Holdings, Inc.	40,291	9,239,532
Quest Diagnostics, Inc.	53,745	8,107,971
Universal Health Services, Inc., Class B	22,361	4,012,010

		49,513,287

Life Sciences Tools & Services (0.9%)
ICON plc*	13,040	2,734,618
IQVIA Holdings, Inc.*	13,617	2,675,877

		5,410,495

Total Health Care		106,586,426

Industrials (14.4%)
Aerospace & Defense (1.1%)
Huntington Ingalls Industries, Inc.	4,656	879,845
L3Harris Technologies, Inc.	27,651	5,814,452

		6,694,297

Commercial Services & Supplies (0.9%)
ABM Industries, Inc.	62,366	3,191,892
Republic Services, Inc.	11,983	2,410,740

		5,602,632

Construction & Engineering (1.1%)
Vinci SA	66,180	6,837,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Electrical Equipment (1.0%)
Emerson Electric Co.	48,634	$6,027,212

Ground Transportation (2.5%)
CSX Corp.	164,170	5,297,766
Norfolk Southern Corp.	42,107	9,882,513

		15,180,279

Machinery (3.0%)
Cummins, Inc.	4,802	1,673,977
Dover Corp.	12,395	2,325,302
Oshkosh Corp.	82,461	7,839,567
Timken Co. (The)	43,571	3,109,662
Weir Group plc (The)	115,034	3,145,202

		18,093,710

Passenger Airlines (1.3%)
Southwest Airlines Co.	223,849	7,525,803

Trading Companies & Distributors (3.5%)
Beacon Roofing Supply, Inc.*	75,435	7,662,687
Bunzl plc	137,569	5,676,458
MSC Industrial Direct Co., Inc., Class A	106,451	7,950,825

		21,289,970

Total Industrials		87,251,335

Information Technology (5.6%)
Communications Equipment (0.8%)
F5, Inc.*	19,667	4,945,660

Electronic Equipment, Instruments & Components (0.8%)
TE Connectivity plc	35,139	5,023,823

IT Services (2.0%)
Amdocs Ltd.	90,739	7,725,518
Cognizant Technology Solutions Corp., Class A	56,403	4,337,391

		12,062,909

Semiconductors & Semiconductor Equipment (0.8%)
ON Semiconductor Corp.*	72,695	4,583,420

Technology Hardware, Storage & Peripherals (1.2%)
HP, Inc.	219,749	7,170,410

Total Information Technology		33,786,222

Materials (3.4%)
Chemicals (1.3%)
Akzo Nobel NV	75,224	4,516,289
PPG Industries, Inc.	28,449	3,398,233

		7,914,522

Containers & Packaging (1.6%)
Graphic Packaging Holding Co.	265,371	7,207,476
Packaging Corp. of America	10,077	2,268,635

		9,476,111

Metals & Mining (0.5%)
Reliance, Inc.	11,274	3,035,637

Total Materials		20,426,270

Real Estate (8.9%)
Health Care REITs (1.6%)
Healthpeak Properties, Inc. (REIT)	215,961	4,377,529
Ventas, Inc. (REIT)	91,936	5,414,111

		9,791,640

Residential REITs (1.8%)
Equity Residential (REIT)	103,017	7,392,500
Essex Property Trust, Inc. (REIT)	12,347	3,524,328

		10,916,828

Retail REITs (3.1%)
Agree Realty Corp. (REIT)	67,828	4,778,483
Realty Income Corp. (REIT)	173,277	9,254,724
Regency Centers Corp. (REIT)	62,706	4,635,855

		18,669,062

Specialized REITs (2.4%)
American Tower Corp. (REIT)	21,888	4,014,478
Public Storage (REIT)	19,659	5,886,691
VICI Properties, Inc. (REIT), Class A	168,186	4,912,713

		14,813,882

Total Real Estate		54,191,412

Utilities (11.0%)
Electric Utilities (6.6%)
Duke Energy Corp.	32,381	3,488,729
Edison International	137,369	10,967,541
Evergy, Inc.	145,486	8,954,663
Eversource Energy	142,262	8,170,107
Xcel Energy, Inc.	126,102	8,514,407

		40,095,447

Gas Utilities (2.0%)
ONE Gas, Inc.	80,069	5,544,778
Spire, Inc.	99,346	6,738,639

		12,283,417

Multi-Utilities (2.4%)
Northwestern Energy Group, Inc.	172,499	9,221,797
WEC Energy Group, Inc.	55,474	5,216,775

		14,438,572

Total Utilities		66,817,436

Total Common Stocks (95.7%) (Cost $560,623,775)		581,634,291

MASTER LIMITED PARTNERSHIP:
Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Enterprise Products Partners LP
(Cost $9,445,859)	379,957	11,915,452

SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	3,843,530	3,845,067

Total Short-Term Investments (0.6%) (Cost $3,845,067)		3,845,067

Total Investments in Securities (98.3%) (Cost $573,914,701)		597,394,810
Other Assets Less Liabilities (1.7%)		10,606,045

Net Assets (100%)		$608,000,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	8,325,406	EUR	7,895,489	Bank of America	3/28/2025	115,964
USD	8,319,082	EUR	7,895,489	Goldman Sachs & Co. LLC	3/28/2025	109,640
USD	8,315,486	EUR	7,895,489	JPMorgan Chase Bank	3/28/2025	106,044
USD	8,319,872	EUR	7,895,489	UBS AG	3/28/2025	110,429
USD	5,459,098	GBP	4,311,851	Bank of America	3/28/2025	64,530
USD	5,175,855	GBP	4,089,920	Goldman Sachs & Co. LLC	3/28/2025	58,945

Total unrealized appreciation						565,552

GBP	230,796	USD	293,075	Bank of America	3/28/2025	(4,324)

Total unrealized depreciation						(4,324)

Net unrealized appreciation						561,228

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$11,340,681	$—	$—		$11,340,681
Consumer Discretionary	10,216,073	—	—	(a)	10,216,073
Consumer Staples	44,490,853	28,094,115	—		72,584,968
Energy	22,120,839	—	—		22,120,839
Financials	93,299,014	3,013,615	—		96,312,629
Health Care	106,586,426	—	—		106,586,426
Industrials	71,592,243	15,659,092	—		87,251,335
Information Technology	33,786,222	—	—		33,786,222
Materials	15,909,981	4,516,289	—		20,426,270
Real Estate	54,191,412	—	—		54,191,412
Utilities	66,817,436	—	—		66,817,436
Forward Currency Contracts	—	565,552	—		565,552
Master Limited Partnerships
Energy	11,915,452	—	—		11,915,452
Short-Term Investments
Investment Companies	3,845,067	—	—		3,845,067

Total Assets	$546,111,699	$51,848,663	$—		$597,960,362

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Forward Currency Contracts	$—	$(4,324)	$—	$(4,324)

Total Liabilities	$—	$(4,324)	$—	$(4,324)

Total	$546,111,699	$51,844,339	$—	$597,956,038

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$565,552

Total		$565,552

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(4,324)

Total		$(4,324)

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$2,204,764	$2,204,764

Total	$2,204,764	$2,204,764

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$987,689	$987,689

Total	$987,689	$987,689

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$2,745,000
Average settlement value sold — in USD	49,489,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$180,494	$(4,324)	$—	$176,170
Goldman Sachs & Co. LLC	168,585	—	—	168,585
JPMorgan Chase Bank	106,044	—	—	106,044
UBS AG	110,429	—	—	110,429

Total	$565,552	$(4,324)	$—	$561,228

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$4,324	$(4,324)	$—	$—

Total	$4,324	$(4,324)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$346,819,263
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$374,000,950

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,171,347
Aggregate gross unrealized depreciation	(40,959,727)

Net unrealized appreciation	$24,211,620

Federal income tax cost of investments in securities and derivative instruments, if applicable	$573,744,418

For the year ended December 31, 2024, the Portfolio incurred approximately $2,881 as brokerage commissions with Bernstein Institutional Services LLC and $19,572 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $573,914,701)	$597,394,810
Cash	8,699,990
Foreign cash (Cost $196)	193
Receivable for securities sold	2,554,955
Dividends, interest and other receivables	1,104,152
Unrealized appreciation on forward foreign currency contracts	565,552
Receivable for Portfolio shares sold	70,027
Securities lending income receivable	242
Other assets	2,707

Total assets	610,392,628

LIABILITIES
Payable for securities purchased	1,598,473
Investment management fees payable	319,708
Payable for Portfolio shares repurchased	228,091
Distribution fees payable – Class IB	114,735
Administrative fees payable	47,835
Unrealized depreciation on forward foreign currency contracts	4,324
Trustees’ fees payable	221
Accrued expenses	78,386

Total liabilities	2,391,773

Commitments and contingent liabilities^
NET ASSETS	$608,000,855

Net assets were comprised of:
Paid in capital	$573,493,398
Total distributable earnings (loss)	34,507,457

Net assets	$608,000,855

Class IB
Net asset value, offering and redemption price per share, $530,512,141 / 24,450,487 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.70

Class K
Net asset value, offering and redemption price per share, $77,488,714 / 3,572,467 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.69

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $248,355 foreign withholding tax)	$16,549,198
Interest	471,291
Securities lending (net)	37,672

Total income	17,058,161

EXPENSES
Investment management fees	5,513,196
Distribution fees – Class IB	1,334,653
Administrative fees	561,953
Professional fees	94,944
Custodian fees	72,300
Printing and mailing expenses	64,964
Trustees’ fees	20,165
Miscellaneous	21,729

Gross expenses	7,683,904
Less: Waiver from investment manager	(1,761,667)

Net expenses	5,922,237

NET INVESTMENT INCOME (LOSS)	11,135,924

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	42,449,665
Forward foreign currency contracts	2,204,764
Foreign currency transactions	(3,019)

Net realized gain (loss)	44,651,410

Change in unrealized appreciation (depreciation) on:
Investments in securities	(7,350,909)
Forward foreign currency contracts	987,689
Foreign currency translations	(4,712)

Net change in unrealized appreciation (depreciation)	(6,367,932)

NET REALIZED AND UNREALIZED GAIN (LOSS)	38,283,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,419,402

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,135,924	$10,838,323
Net realized gain (loss)	44,651,410	18,953,133
Net change in unrealized appreciation (depreciation)	(6,367,932)	4,568,069

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,419,402	34,359,525

Distributions to shareholders:
Class IB	(39,241,974)	(27,668,410)
Class K	(5,917,311)	(4,303,057)

Total distributions to shareholders	(45,159,285)	(31,971,467)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,497,651 and 1,763,088 shares, respectively ]	33,747,744	38,044,533
Capital shares issued in reinvestment of dividends and distributions [ 1,756,086 and 1,301,162 shares, respectively ]	39,241,974	27,668,410
Capital shares repurchased [ (3,110,224) and (2,522,786) shares, respectively ]	(70,474,924)	(54,319,560)

Total Class IB transactions	2,514,794	11,393,383

Class K
Capital shares sold [ 44,000 and 42,181 shares, respectively ]	992,773	909,349
Capital shares issued in reinvestment of dividends and distributions [ 264,917 and 202,311 shares, respectively ]	5,917,311	4,303,057
Capital shares repurchased [ (348,746) and (401,305) shares, respectively ]	(7,932,782)	(8,668,317)

Total Class K transactions	(1,022,698)	(3,455,911)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,492,096	7,937,472

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,752,213	10,325,530
NET ASSETS:
Beginning of year	602,248,642	591,923,112

End of year	$608,000,855	$602,248,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$21.57		$21.50		$25.00		$23.11		$23.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.40		0.39		0.41	(1)	0.34		0.30
Net realized and unrealized gain (loss)	1.45		0.87		(0.76)		4.88		—	#

Total from investment operations	1.85		1.26		(0.35)		5.22		0.30

Less distributions:
Dividends from net investment income	(0.42)		(0.33)		(0.70)		(0.30)		(0.25)
Distributions from net realized gains	(1.30)		(0.86)		(2.45)		(3.03)		(0.04)
Return of capital	—		—		—		—		(0.01)

Total dividends and distributions	(1.72)		(1.19)		(3.15)		(3.33)		(0.30)

Net asset value, end of year	$21.70		$21.57		$21.50		$25.00		$23.11

Total return	8.37%		5.98%		(1.47)%		23.02%		1.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$530,512		$524,357		$510,935		$525,686		$439,396
Ratio of expenses to average net assets:
After waivers (f)	1.00	%(j)	1.00	%(j)	1.00	%(j)	1.00	%(j)	0.99	%(j)
Before waivers (f)	1.29%		1.29%		1.28%		1.28%		1.30%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.79%		1.82%		1.71	%(aa)	1.28%		1.45%
Before waivers (f)	1.50%		1.52%		1.43	%(aa)	1.00%		1.14%
Portfolio turnover rate^	58%		49%		75%		51%		101%
	Year Ended December 31,								June 8, 2020* to December 31, 2020
Class K	2024		2023		2022		2021
Net asset value, beginning of period	$21.56		$21.49		$24.99		$23.09		$20.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.46		0.44		0.48	(1)	0.39		0.18
Net realized and unrealized gain (loss)	1.45		0.87		(0.77)		4.91		2.57

Total from investment operations	1.91		1.31		(0.29)		5.30		2.75

Less distributions:
Dividends from net investment income	(0.48)		(0.38)		(0.76)		(0.37)		(0.29)
Distributions from net realized gains	(1.30)		(0.86)		(2.45)		(3.03)		(0.04)
Return of capital	—		—		—		—		(0.02)

Total dividends and distributions	(1.78)		(1.24)		(3.21)		(3.40)		(0.35)

Net asset value, end of period	$21.69		$21.56		$21.49		$24.99		$23.09

Total return (b)	8.62%		6.23%		(1.24)%		23.35%		13.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,489		$77,891		$80,988		$79,617		$101,002
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75	%(j)	0.75	%(j)	0.75	%(j)	0.75	%(j)	0.75	%(j)
Before waivers (a)(f)	1.04%		1.04%		1.03%		1.03%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.04%		2.06%		1.98	%(aa)	1.48%		1.57	%(l)
Before waivers (a)(f)	1.75%		1.77%		1.7	%(aa)	1.20%		1.25	%(l)
Portfolio turnover rate^	58%		49%		75%		51%		101%
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.37 and $0.44 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.17% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.6%)
iShares Core MSCI EAFE ETF	353,600	$24,851,008
iShares Core S&P 500 ETF	37,500	22,075,500
iShares Core S&P Mid-Cap ETF	92,600	5,769,906
iShares Russell 2000 ETF	28,300	6,253,168
SPDR Portfolio S&P 500 ETF	320,300	22,081,482
Vanguard S&P 500 ETF	41,000	22,091,210

Total Equity		103,122,274

Fixed Income (34.5%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	685,400	55,017,058

Total Exchange Traded Funds (99.1%) (Cost $142,303,620)		158,139,332

SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	1,833,662	1,833,662
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	817,576	817,903

Total Investment Companies		2,651,565

Total Short-Term Investments (1.7%) (Cost $2,651,558)		2,651,565

Total Investments in Securities (100.8%) (Cost $144,955,178)		160,790,897
Other Assets Less Liabilities (-0.8%)		(1,299,910)

Net Assets (100%)		$159,490,987

(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $43,315,859. This was collateralized by $42,641,865 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 1/15/25 - 5/15/54 and by cash of $1,833,662 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$158,139,332	$—	$—	$158,139,332
Short-Term Investments
Investment Companies	2,651,565	—	—	2,651,565

Total Assets	$160,790,897	$—	$—	$160,790,897

Total Liabilities	$—	$—	$—	$—

Total	$160,790,897	$—	$—	$160,790,897

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$161,100,415
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$134,513,693

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,136,444
Aggregate gross unrealized depreciation	(3,012,784)

Net unrealized appreciation	$14,123,660

Federal income tax cost of investments in securities and derivative instruments, if applicable	$146,667,237

For the year ended December 31, 2024, the Portfolio incurred approximately $237 as brokerage commissions with Bernstein Institutional Services LLC and $1,730 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $144,955,178)	$160,790,897
Cash	299,999
Receivable for Portfolio shares sold	411,640
Securities lending income receivable	9,856
Dividends, interest and other receivables	3,547
Other assets	643

Total assets	161,516,582

LIABILITIES
Payable for return of collateral on securities loaned	1,833,662
Investment management fees payable	86,901
Distribution fees payable – Class IB	34,072
Administrative fees payable	17,012
Payable for Portfolio shares repurchased	7,096
Accrued expenses	46,852

Total liabilities	2,025,595

Commitments and contingent liabilities^
NET ASSETS	$159,490,987

Net assets were comprised of:
Paid in capital	$145,316,476
Total distributable earnings (loss)	14,174,511

Net assets	$159,490,987

Class IB
Net asset value, offering and redemption price per share, $159,490,987 / 13,085,079 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.19

(x)	Includes value of securities on loan of $43,315,859.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends	$3,927,248
Interest	18,595
Securities lending (net)	60,330

Total income	4,006,173

EXPENSES
Investment management fees	1,154,690
Distribution fees – Class IB	360,841
Administrative fees	181,291
Professional fees	55,817
Printing and mailing expenses	25,553
Custodian fees	11,000
Trustees’ fees	4,504
Miscellaneous	4,177

Gross expenses	1,797,873
Less: Waiver from investment manager	(206,311)

Net expenses	1,591,562

NET INVESTMENT INCOME (LOSS)	2,414,611

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	3,715,201
Net change in unrealized appreciation (depreciation) on investments in securities	7,638,620

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,353,821

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,768,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,414,611	$1,827,049
Net realized gain (loss)	3,715,201	206,274
Net change in unrealized appreciation (depreciation)	7,638,620	12,850,262

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,768,432	14,883,585

Distributions to shareholders:
Class IB	(6,086,732)	(1,766,524)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,904,096 and 2,799,607 shares, respectively ]	35,202,921	30,130,875
Capital shares issued in reinvestment of dividends [ 487,772 and 155,526 shares, respectively ]	6,086,732	1,766,524
Capital shares repurchased [ (854,142) and (629,393) shares, respectively ]	(10,489,243)	(6,795,628)

Total Class IB transactions	30,800,410	25,101,771

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	30,800,410	25,101,771

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,482,110	38,218,832
NET ASSETS:
Beginning of year	121,008,877	82,790,045

End of year	$159,490,987	$121,008,877

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.47		$10.07		$12.60		$11.69		$11.37

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21		0.20		0.14		0.12		0.10
Net realized and unrealized gain (loss)	1.00		1.37		(2.32)		0.98		0.32

Total from investment operations	1.21		1.57		(2.18)		1.10		0.42

Less distributions:
Dividends from net investment income	(0.19)		(0.17)		(0.15)		(0.09)		(0.09)
Distributions from net realized gains	(0.30)		—		(0.20)		(0.10)		(0.01)

Total dividends and distributions	(0.49)		(0.17)		(0.35)		(0.19)		(0.10)

Net asset value, end of year	$12.19		$11.47		$10.07		$12.60		$11.69

Total return	10.43%		15.62%		(17.28)%		9.36%		3.71%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$159,491		$121,009		$82,790		$81,197		$53,403
Ratio of expenses to average net assets:
After waivers (f)	1.10	%(j)	1.10	%(j)	1.13	%(k)	1.14	%(o)	1.13	%(o)
Before waivers (f)	1.25%		1.27%		1.28%		1.29%		1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.67%		1.83%		1.25%		0.96%		0.92%
Before waivers (f)(x)	1.53%		1.66%		1.11%		0.81%		0.70%
Portfolio turnover rate^	94%		71%		248%		87%		134%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.9%)
Entertainment (2.1%)
Netflix, Inc.*	10,757	$9,587,929
Take-Two Interactive Software, Inc.*	21,626	3,980,914

		13,568,843

Interactive Media & Services (7.0%)
Alphabet, Inc., Class C	115,925	22,076,568
Meta Platforms, Inc., Class A	37,730	22,091,292
Pinterest, Inc., Class A*	85,713	2,485,677

		46,653,537

Media (0.8%)
Charter Communications, Inc., Class A*	15,779	5,408,568

Total Communication Services		65,630,948

Consumer Discretionary (12.0%)
Automobiles (0.9%)
General Motors Co.	60,560	3,226,031
Tesla, Inc.*	7,415	2,994,474

		6,220,505

Broadline Retail (2.9%)
Amazon.com, Inc.*	87,603	19,219,222

Hotels, Restaurants & Leisure (6.6%)
Aramark	181,556	6,773,854
Booking Holdings, Inc.	840	4,173,473
Chipotle Mexican Grill, Inc.*	90,609	5,463,723
Marriott International, Inc., Class A	25,822	7,202,788
Royal Caribbean Cruises Ltd.	67,286	15,522,207
Yum! Brands, Inc.	33,117	4,442,977

		43,579,022

Specialty Retail (1.6%)
Burlington Stores, Inc.*	21,091	6,012,201
Tractor Supply Co.	93,320	4,951,559

		10,963,760

Total Consumer Discretionary		79,982,509

Consumer Staples (3.0%)
Household Products (0.9%)
Church & Dwight Co., Inc.	58,485	6,123,964

Tobacco (2.1%)
Philip Morris International, Inc.	117,985	14,199,495

Total Consumer Staples		20,323,459

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
ConocoPhillips	37,778	3,746,444

Total Energy		3,746,444

Financials (15.3%)
Banks (3.1%)
JPMorgan Chase & Co.	55,018	13,188,365
Truist Financial Corp.	171,000	7,417,980

		20,606,345

Capital Markets (2.7%)
KKR & Co., Inc.	76,814	11,361,559
MSCI, Inc.	10,922	6,553,309

		17,914,868

Consumer Finance (1.3%)
Discover Financial Services	51,000	8,834,730

Financial Services (4.9%)
Mastercard, Inc., Class A	26,585	13,998,863
Toast, Inc., Class A*	212,457	7,744,058
Visa, Inc., Class A	34,403	10,872,724

		32,615,645

Insurance (3.3%)
Arch Capital Group Ltd.	45,468	4,198,970
Marsh & McLennan Cos., Inc.	41,557	8,827,122
Progressive Corp. (The)	35,425	8,488,184

		21,514,276

Total Financials		101,485,864

Health Care (8.4%)
Biotechnology (3.8%)
AbbVie, Inc.	50,450	8,964,965
Alnylam Pharmaceuticals, Inc.*	14,560	3,426,114
Amgen, Inc.	25,921	6,756,049
Regeneron Pharmaceuticals, Inc.*	8,314	5,922,312

		25,069,440

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	47,876	5,415,254

Health Care Providers & Services (1.4%)
Elevance Health, Inc.	7,380	2,722,482
UnitedHealth Group, Inc.	12,803	6,476,525

		9,199,007

Life Sciences Tools & Services (1.5%)
Danaher Corp.	22,091	5,070,989
Mettler-Toledo International, Inc.*	3,879	4,746,655

		9,817,644

Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	107,364	6,072,508

Total Health Care		55,573,853

Industrials (11.4%)
Aerospace & Defense (3.0%)
General Electric Co.	58,819	9,810,421
TransDigm Group, Inc.	7,772	9,849,300

		19,659,721

Air Freight & Logistics (1.2%)
FedEx Corp.	28,989	8,155,476

Building Products (1.1%)
Carrier Global Corp.	103,911	7,092,965

Commercial Services & Supplies (0.5%)
Waste Connections, Inc.	18,500	3,174,230

Electrical Equipment (1.1%)
GE Vernova, Inc.	22,453	7,385,465

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Ground Transportation (1.2%)
Saia, Inc.*	8,695	$3,962,572
Union Pacific Corp.	16,950	3,865,278

		7,827,850

Machinery (0.9%)
Ingersoll Rand, Inc.	68,954	6,237,579

Professional Services (1.1%)
Dayforce, Inc.*	96,795	7,031,189

Trading Companies & Distributors (1.3%)
FTAI Aviation Ltd.	61,993	8,929,472

Total Industrials		75,493,947

Information Technology (27.2%)
IT Services (0.8%)
Accenture plc, Class A	16,200	5,698,998

Semiconductors & Semiconductor Equipment (13.9%)
Broadcom, Inc.	223,920	51,913,613
KLA Corp.	13,744	8,660,369
Micron Technology, Inc.	108,260	9,111,162
NVIDIA Corp.	167,280	22,464,031

		92,149,175

Software (10.3%)
Atlassian Corp., Class A*	42,970	10,458,039
Microsoft Corp.	67,832	28,591,188
Salesforce, Inc.	53,277	17,812,099
ServiceNow, Inc.*	10,744	11,389,929

		68,251,255

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	59,377	14,869,189

Total Information Technology		180,968,617

Materials (3.9%)
Chemicals (2.7%)
Air Products and Chemicals, Inc.	18,683	5,418,818
Corteva, Inc.	88,379	5,034,068
Linde plc	17,484	7,320,026

		17,772,912

Metals & Mining (1.2%)
ATI, Inc.*	151,057	8,314,177

Total Materials		26,087,089

Real Estate (1.0%)
Health Care REITs (1.0%)
Welltower, Inc. (REIT)	55,510	6,995,925

Total Real Estate		6,995,925

Utilities (6.1%)
Electric Utilities (2.0%)
Constellation Energy Corp.	60,491	13,532,442

Gas Utilities (2.0%)
Atmos Energy Corp.	94,500	13,161,015

Multi-Utilities (2.1%)
NiSource, Inc.	370,000	13,601,200

Total Utilities		40,294,657

Total Investments in Securities (98.8%) (Cost $348,927,607)		656,583,312
Other Assets Less Liabilities (1.2%)		7,976,636

Net Assets (100%)		$664,559,948

*	Non-income producing.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$65,630,948	$—	$—	$65,630,948
Consumer Discretionary	79,982,509	—	—	79,982,509
Consumer Staples	20,323,459	—	—	20,323,459
Energy	3,746,444	—	—	3,746,444
Financials	101,485,864	—	—	101,485,864
Health Care	55,573,853	—	—	55,573,853
Industrials	75,493,947	—	—	75,493,947
Information Technology	180,968,617	—	—	180,968,617
Materials	26,087,089	—	—	26,087,089

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Real Estate	$6,995,925	$—	$—	$6,995,925
Utilities	40,294,657	—	—	40,294,657

Total Assets	$656,583,312	$—	$—	$656,583,312

Total Liabilities	$—	$—	$—	$—

Total	$656,583,312	$—	$—	$656,583,312

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$154,803,487
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$208,079,047

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$309,896,601
Aggregate gross unrealized depreciation	(7,737,123)

Net unrealized appreciation	$302,159,478

Federal income tax cost of investments in securities and derivative instruments, if applicable	$354,423,834

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $348,927,607)	$656,583,312
Cash	8,610,746
Dividends, interest and other receivables	374,592
Receivable for Portfolio shares sold	102,371
Securities lending income receivable	183
Other assets	2,678

Total assets	665,673,882

LIABILITIES
Payable for Portfolio shares repurchased	399,287
Investment management fees payable	328,744
Distribution fees payable – Class IB	143,009
Payable for securities purchased	91,787
Administrative fees payable	52,017
Trustees’ fees payable	1,361
Accrued expenses	97,729

Total liabilities	1,113,934

Commitments and contingent liabilities^
NET ASSETS	$664,559,948

Net assets were comprised of:
Paid in capital	$359,010,818
Total distributable earnings (loss)	305,549,130

Net assets	$664,559,948

Class IB
Net asset value, offering and redemption price per share, $664,559,948 / 19,585,679 shares outstanding (unlimited amount authorized: $0.01 par value)	$33.93

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $9,884 foreign withholding tax)	$7,413,683
Interest	602,849
Securities lending (net)	6,910

Total income	8,023,442

EXPENSES
Investment management fees	4,061,297
Distribution fees – Class IB (a)	1,457,123
Administrative fees	573,040
Distribution fees – Class IA (a)	104,911
Professional fees	67,875
Printing and mailing expenses	63,493
Custodian fees	38,700
Trustees’ fees	19,979
Miscellaneous	12,086

Gross expenses	6,398,504
Less: Waiver from investment manager	(250,141)
Voluntary waiver from investment manager	(119,246)

Net expenses	6,029,117

NET INVESTMENT INCOME (LOSS)	1,994,325

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	58,307,503
Net change in unrealized appreciation (depreciation) on investments in securities	101,542,526

NET REALIZED AND UNREALIZED GAIN (LOSS)	159,850,029

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$161,844,354

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,994,325	$1,731,670
Net realized gain (loss)	58,307,503	41,224,273
Net change in unrealized appreciation (depreciation)	101,542,526	67,188,016

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	161,844,354	110,143,959

Distributions to shareholders:
Class IA	—	(4,184,836)
Class IB	(84,355,270)	(23,743,379)

Total distributions to shareholders	(84,355,270)	(27,928,215)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 17,757 and 59,033 shares, respectively ]	574,791	1,636,307
Capital shares issued in reinvestment of dividends and distributions [ 0 and 147,046 shares, respectively ]	—	4,184,836
Capital shares repurchased in connection with share class combination (Note 1) [ (2,695,513) and 0 shares, respectively ]	(92,743,259)	—
Capital shares repurchased [ (178,453) and (321,605) shares, respectively ]	(5,732,244)	(8,898,588)

Total Class IA transactions	(97,900,712)	(3,077,445)

Class IB
Capital shares sold [ 438,928 and 380,549 shares, respectively ]	14,977,448	10,602,214
Capital shares issued in connection with share class combination (Note 1) [ 2,690,338 and 0 shares, respectively ]	92,743,259	—
Capital shares issued in reinvestment of dividends and distributions [ 2,394,757 and 832,720 shares, respectively ]	84,355,270	23,743,379
Capital shares repurchased [ (2,166,935) and (1,800,415) shares, respectively ]	(74,311,882)	(50,081,985)

Total Class IB transactions	117,764,095	(15,736,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	19,863,383	(18,813,837)

TOTAL INCREASE (DECREASE) IN NET ASSETS	97,352,467	63,401,907
NET ASSETS:
Beginning of year	567,207,481	503,805,574

End of year	$664,559,948	$567,207,481

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022	2021	2020
Net asset value, beginning of year	$29.73		$25.47		$35.80	$30.55	$26.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	(1)	0.09	(2)	0.05	(0.04)	0.02
Net realized and unrealized gain (loss)	8.83		5.68		(6.79)	7.04	6.03

Total from investment operations	8.94		5.77		(6.74)	7.00	6.05

Less distributions:
Dividends from net investment income	(0.57)		(0.10)		(0.05)	—	(0.03)
Distributions from net realized gains	(4.17)		(1.41)		(3.54)	(1.75)	(1.69)

Total dividends and distributions	(4.74)		(1.51)		(3.59)	(1.75)	(1.72)

Net asset value, end of year	$33.93		$29.73		$25.47	$35.80	$30.55

Total return	29.87%		22.98%		(18.97)%	23.06%	23.26%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$664,560		$482,458		$428,260	$562,690	$493,082
Ratio of expenses to average net assets:
After waivers (f)	0.96	%(i)	0.97%		0.97%	0.97%	0.97%
Before waivers (f)	1.02%		1.03%		1.02%	1.02%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.32	%(aa)	0.33	%(bb)	0.17%	(0.11)%	0.06%
Before waivers (f)	0.26	%(aa)	0.27	%(bb)	0.11%	(0.15)%	— %‡‡
Portfolio turnover rate^	25%		33%		25%	20%	42%

Class K	January 1, 2020 to June 7, 2020‡
Net asset value, beginning of year	$26.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05
Net realized and unrealized gain (loss)	0.95

Total from investment operations	1.00

Net asset value, end of year	$27.11

Total return	3.79%

Ratios/Supplemental Data:
Ratio of expenses to average net assets:
After waivers (f)	0.72%
Before waivers (f)	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.44%
Before waivers (f)	0.37%
Portfolio turnover rate^	42%
‡	After the close of business on June 7, 2020 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.08 for Class IB.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.07 for Class IB.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.02%.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.10% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.08% lower

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.4%)
Entertainment (3.9%)
Netflix, Inc.*	20,100	$17,915,532

Interactive Media & Services (8.5%)
Alphabet, Inc., Class A	49,100	9,294,630
Meta Platforms, Inc., Class A	50,503	29,570,011

		38,864,641

Total Communication Services		56,780,173

Consumer Discretionary (12.4%)
Automobiles (2.0%)
Tesla, Inc.*	22,700	9,167,168

Broadline Retail (8.8%)
Amazon.com, Inc.*	185,020	40,591,538

Hotels, Restaurants & Leisure (1.6%)
Airbnb, Inc., Class A*	34,800	4,573,068
Starbucks Corp.	28,000	2,555,000

		7,128,068

Total Consumer Discretionary		56,886,774

Consumer Staples (2.6%)
Beverages (1.3%)
Monster Beverage Corp.*	110,120	5,787,907

Consumer Staples Distribution & Retail (1.3%)
Target Corp.	43,700	5,907,366

Total Consumer Staples		11,695,273

Financials (10.8%)
Capital Markets (2.3%)
Intercontinental Exchange, Inc.	17,500	2,607,675
S&P Global, Inc.	15,932	7,934,614

		10,542,289

Financial Services (7.1%)
PayPal Holdings, Inc.*	102,500	8,748,375
Visa, Inc., Class A	75,061	23,722,279

		32,470,654

Insurance (1.4%)
Marsh & McLennan Cos., Inc.	31,196	6,626,342

Total Financials		49,639,285

Health Care (12.9%)
Health Care Equipment & Supplies (4.8%)
Alcon AG	61,230	5,197,815
Intuitive Surgical, Inc.*	17,800	9,290,888
Stryker Corp.	20,600	7,417,030

		21,905,733

Health Care Providers & Services (2.5%)
UnitedHealth Group, Inc.	23,145	11,708,130

Life Sciences Tools & Services (2.4%)
ICON plc*	9,700	2,034,187
Thermo Fisher Scientific, Inc.	16,897	8,790,326

		10,824,513

Pharmaceuticals (3.2%)
Eli Lilly and Co.	9,200	7,102,400
Novo Nordisk A/S (ADR)	19,200	1,651,584
Zoetis, Inc.	37,800	6,158,754

		14,912,738

Total Health Care		59,351,114

Industrials (8.4%)
Electrical Equipment (2.0%)
Eaton Corp. plc	27,060	8,980,402

Ground Transportation (2.8%)
Uber Technologies, Inc.*	103,280	6,229,850
Union Pacific Corp.	29,800	6,795,592

		13,025,442

Industrial Conglomerates (1.6%)
Honeywell International, Inc.	32,100	7,251,069

Trading Companies & Distributors (2.0%)
W.W. Grainger, Inc.	8,840	9,317,802

Total Industrials		38,574,715

Information Technology (37.0%)
IT Services (1.5%)
Accenture plc, Class A	19,400	6,824,726

Semiconductors & Semiconductor Equipment (13.1%)
ASML Holding NV (Registered) (ADR)	10,640	7,374,371
NVIDIA Corp.	326,000	43,778,540
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	46,100	9,104,289

		60,257,200

Software (16.9%)
Adobe, Inc.*	10,429	4,637,568
Intuit, Inc.	13,000	8,170,500
Microsoft Corp.	77,727	32,761,930
Palo Alto Networks, Inc.*	55,900	10,171,564
Salesforce, Inc.	40,160	13,426,693
Workday, Inc., Class A*	32,590	8,409,198

		77,577,453

Technology Hardware, Storage & Peripherals (5.5%)
Apple, Inc.	101,334	25,376,060

Total Information Technology		170,035,439

Materials (1.6%)
Chemicals (1.6%)
Sherwin-Williams Co. (The)	21,100	7,172,523

Total Materials		7,172,523

Real Estate (1.9%)
Specialized REITs (1.9%)
Equinix, Inc. (REIT)	9,300	8,768,877

Total Real Estate		8,768,877

Total Investments in Securities (100.0%) (Cost $184,041,405)		458,904,173
Other Assets Less Liabilities (0.0%)†		104,799

Net Assets (100%)		$459,008,972

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

*	Non-income producing.
†	Percent shown is less than 0.05%.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$56,780,173	$—	$—	$56,780,173
Consumer Discretionary	56,886,774	—	—	56,886,774
Consumer Staples	11,695,273	—	—	11,695,273
Financials	49,639,285	—	—	49,639,285
Health Care	59,351,114	—	—	59,351,114
Industrials	38,574,715	—	—	38,574,715
Information Technology	170,035,439	—	—	170,035,439
Materials	7,172,523	—	—	7,172,523
Real Estate	8,768,877	—	—	8,768,877

Total Assets	$458,904,173	$—	$—	$458,904,173

Total Liabilities	$—	$—	$—	$—

Total	$458,904,173	$—	$—	$458,904,173

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$67,944,556
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$117,378,624

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$280,072,484
Aggregate gross unrealized depreciation	(5,239,014)

Net unrealized appreciation	$274,833,470

Federal income tax cost of investments in securities and derivative instruments, if applicable	$184,070,703

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $184,041,405)	$458,904,173
Cash	280,725
Receivable for Portfolio shares sold	289,921
Dividends, interest and other receivables	70,906
Other assets	1,900

Total assets	459,547,625

LIABILITIES
Investment management fees payable	247,345
Payable for Portfolio shares repurchased	112,790
Distribution fees payable – Class IB	98,160
Administrative fees payable	36,362
Accrued expenses	43,996

Total liabilities	538,653

Commitments and contingent liabilities^
NET ASSETS	$459,008,972

Net assets were comprised of:
Paid in capital	$176,645,063
Total distributable earnings (loss)	282,363,909

Net assets	$459,008,972

Class IB
Net asset value, offering and redemption price per share, $450,621,853 / 25,867,654 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.42

Class K
Net asset value, offering and redemption price per share, $8,387,119 / 439,187 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.10

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $50,165 foreign withholding tax)	$2,813,068
Interest	261,542
Securities lending (net)	2,338

Total income	3,076,948

EXPENSES
Investment management fees	2,900,873
Distribution fees – Class IB (a)	1,071,656
Administrative fees	409,368
Professional fees	59,657
Printing and mailing expenses	50,000
Custodian fees	31,000
Distribution fees – Class IA (a)	20,942
Trustees’ fees	14,478
Miscellaneous	9,393

Gross expenses	4,567,367
Less: Waiver from investment manager	(125,534)

Net expenses	4,441,833

NET INVESTMENT INCOME (LOSS)	(1,364,885)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	36,465,608
Net change in unrealized appreciation (depreciation) on investments in securities	69,059,275

NET REALIZED AND UNREALIZED GAIN (LOSS)	105,524,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,159,998

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,364,885)	$(1,002,301)
Net realized gain (loss)	36,465,608	13,838,254
Net change in unrealized appreciation (depreciation)	69,059,275	122,149,625

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	104,159,998	134,985,578

Distributions to shareholders:
Class IA	—	(497,575)
Class IB	(30,281,773)	(11,900,304)
Class K	(510,012)	(243,807)

Total distributions to shareholders	(30,791,785)	(12,641,686)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 32,964 and 131,236 shares, respectively ]	535,486	1,763,002
Capital shares issued in reinvestment of dividends and distributions [ 0 and 33,487 shares, respectively ]	—	497,575
Capital shares repurchased in connection with share class combination (Note 1) [ (1,015,080) and 0 shares, respectively ]	(18,377,252)	—
Capital shares repurchased [ (96,941) and (160,121) shares, respectively ]	(1,646,141)	(2,197,147)

Total Class IA transactions	(19,487,907)	63,430

Class IB
Capital shares sold [ 1,208,623 and 1,419,842 shares, respectively ]	20,373,444	18,340,806
Capital shares issued in connection with share class combination (Note 1) [ 1,069,324 and 0 shares, respectively ]	18,377,252	—
Capital shares issued in reinvestment of dividends and distributions [ 1,684,773 and 843,222 shares, respectively ]	30,281,773	11,900,304
Capital shares repurchased [ (3,995,356) and (4,169,049) shares, respectively ]	(67,824,185)	(54,425,852)

Total Class IB transactions	1,208,284	(24,184,742)

Class K
Capital shares sold [ 224,927 and 245,165 shares, respectively ]	3,978,943	3,395,825
Capital shares issued in reinvestment of dividends and distributions [ 25,902 and 15,879 shares, respectively ]	510,012	243,807
Capital shares repurchased [ (327,945) and (104,093) shares, respectively ]	(6,071,700)	(1,483,072)

Total Class K transactions	(1,582,745)	2,156,560

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,862,368)	(21,964,752)

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,505,845	100,379,140
NET ASSETS:
Beginning of year	405,503,127	305,123,987

End of year	$459,008,972	$405,503,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.69	$10.40	$17.82	$15.64	$13.02

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)	(0.04)	(0.04)	(0.07)	(0.03	)(1)
Net realized and unrealized gain (loss)	4.02	4.79	(5.61)	3.44	4.01

Total from investment operations	3.97	4.75	(5.65)	3.37	3.98

Less distributions:
Distributions from net realized gains	(1.24)	(0.46)	(1.77)	(1.19)	(1.36)

Net asset value, end of year	$17.42	$14.69	$10.40	$17.82	$15.64

Total return	26.79%	45.91%	(32.13)%	21.67%	30.85%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$450,622	$380,553	$289,321	$455,081	$409,150
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.03%
Before waivers (f)	1.03%	1.03%	1.03%	1.02%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.31)%	(0.28)%	(0.30)%	(0.40)%	(0.19	)%(bb)
Before waivers (f)	(0.34)%	(0.31)%	(0.33)%	(0.42)%	(0.19	)%(bb)
Portfolio turnover rate^	15%	10%	28%	16%	20%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.98	$11.26	$19.03	$16.59	$13.71

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	— #	(0.01)	(0.03)	0.01	(1)
Net realized and unrealized gain (loss)	4.37	5.18	(5.99)	3.66	4.23

Total from investment operations	4.36	5.18	(6.00)	3.63	4.24

Less distributions:
Distributions from net realized gains	(1.24)	(0.46)	(1.77)	(1.19)	(1.36)

Net asset value, end of year	$19.10	$15.98	$11.26	$19.03	$16.59

Total return	27.07%	46.23%	(31.92)%	22.00%	31.19%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,387	$8,248	$4,045	$8,180	$7,490
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.75%	0.75%	0.78%
Before waivers (f)	0.78%	0.79%	0.78%	0.77%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.06)%	(0.03)%	(0.05)%	(0.15)%	0.07	%(bb)
Before waivers (f)	(0.08)%	(0.07)%	(0.09)%	(0.17)%	0.07	%(bb)
Portfolio turnover rate^	15%	10%	28%	16%	20%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01 and $0.04 for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.2%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	39,254	$893,813
Verizon Communications, Inc.	23,032	921,050

		1,814,863

Entertainment (1.0%)
Electronic Arts, Inc.	1,321	193,262
Live Nation Entertainment, Inc.*	26,335	3,410,383
Netflix, Inc.*	2,339	2,084,798
Take-Two Interactive Software, Inc.*	915	168,433
Walt Disney Co. (The)	9,908	1,103,256
Warner Bros Discovery, Inc.*	11,962	126,438

		7,086,570

Interactive Media & Services (3.0%)
Alphabet, Inc., Class A	31,969	6,051,732
Alphabet, Inc., Class C	26,040	4,959,057
Match Group, Inc.*	1,439	47,070
Meta Platforms, Inc., Class A	11,928	6,983,963
Reddit, Inc., Class A*	15,600	2,549,664

		20,591,486

Media (0.8%)
Charter Communications, Inc., Class A*	532	182,354
Comcast Corp., Class A	20,885	783,814
Fox Corp., Class A	1,302	63,251
Fox Corp., Class B	676	30,921
Interpublic Group of Cos., Inc. (The)	2,102	58,898
News Corp., Class A	2,184	60,147
News Corp., Class B (x)	511	15,550
Omnicom Group, Inc.	1,030	88,621
Paramount Global, Class B	3,140	32,844
Trade Desk, Inc. (The), Class A*	37,000	4,348,610

		5,665,010

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	2,667	588,687

Total Communication Services		35,746,616

Consumer Discretionary (9.7%)
Automobile Components (0.1%)
Aptiv plc*	1,561	94,409
BorgWarner, Inc.	1,177	37,417
Fox Factory Holding Corp.*	20,138	609,577

		741,403

Automobiles (1.0%)
Ford Motor Co.	21,326	211,128
General Motors Co.	6,016	320,472
Tesla, Inc.*	15,280	6,170,675

		6,702,275

Broadline Retail (3.9%)
Alibaba Group Holding Ltd. (ADR)	13,000	1,102,270
Amazon.com, Inc.*	51,203	11,233,426
eBay, Inc.	2,681	166,088
Global-e Online Ltd.*	64,517	3,518,112
MercadoLibre, Inc.*	6,245	10,619,248

		26,639,144

Distributors (0.0%)†
Genuine Parts Co.	797	93,058
LKQ Corp.	1,456	53,508
Pool Corp.	203	69,211

		215,777

Hotels, Restaurants & Leisure (1.3%)
Airbnb, Inc., Class A*	2,357	309,733
Booking Holdings, Inc.	181	899,284
Caesars Entertainment, Inc.*	1,159	38,734
Carnival Corp.*	5,596	139,452
Chipotle Mexican Grill, Inc.*	7,423	447,607
Darden Restaurants, Inc.	659	123,029
Domino’s Pizza, Inc.	190	79,754
Expedia Group, Inc.*	17,331	3,229,285
Hilton Worldwide Holdings, Inc.	1,323	326,993
Las Vegas Sands Corp.	1,908	97,995
Marriott International, Inc., Class A	1,257	350,628
McDonald’s Corp.	3,921	1,136,659
MGM Resorts International*	1,253	43,416
Norwegian Cruise Line Holdings Ltd.*	2,391	61,520
Royal Caribbean Cruises Ltd.	1,356	312,816
Starbucks Corp.	6,186	564,472
Wynn Resorts Ltd.	548	47,216
Yum! Brands, Inc.	1,557	208,887

		8,417,480

Household Durables (0.1%)
DR Horton, Inc.	1,621	226,648
Garmin Ltd.	829	170,990
Lennar Corp., Class A	1,320	180,008
Mohawk Industries, Inc.*	292	34,786
NVR, Inc.*	16	130,862
PulteGroup, Inc.	1,141	124,255

		867,549

Leisure Products (0.0%)†
Hasbro, Inc.	732	40,926

Specialty Retail (2.5%)
AutoZone, Inc.*	91	291,382
Best Buy Co., Inc.	1,092	93,694
Burlington Stores, Inc.*	21,651	6,171,834
CarMax, Inc.*	873	71,376
Home Depot, Inc. (The)	5,435	2,114,161
Lowe’s Cos., Inc.	26,044	6,427,659
O’Reilly Automotive, Inc.*	314	372,341
Ross Stores, Inc.	1,826	276,219
TJX Cos., Inc. (The)	6,171	745,519
Tractor Supply Co.	2,930	155,466
Ulta Beauty, Inc.*	258	112,212

		16,831,863

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	39,585	4,335,745
Deckers Outdoor Corp.*	815	165,518
Lululemon Athletica, Inc.*	611	233,653
NIKE, Inc., Class B	6,514	492,914
Ralph Lauren Corp.	217	50,123
Tapestry, Inc.	1,256	82,055

		5,360,008

Total Consumer Discretionary		65,816,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Consumer Staples (6.6%)
Beverages (2.1%)
Brown-Forman Corp., Class B	929	$35,284
Coca-Cola Co. (The)	21,213	1,320,721
Constellation Brands, Inc., Class A	23,588	5,212,948
Keurig Dr Pepper, Inc.	6,172	198,245
Molson Coors Beverage Co., Class B	890	51,015
Monster Beverage Corp.*	120,907	6,354,872
PepsiCo, Inc.	7,507	1,141,514

		14,314,599

Consumer Staples Distribution & Retail (3.5%)
Casey’s General Stores, Inc.	18,360	7,274,783
Costco Wholesale Corp.	2,424	2,221,038
Dollar General Corp.	1,226	92,955
Dollar Tree, Inc.*	1,124	84,233
Grocery Outlet Holding Corp.*	67,700	1,056,797
Kroger Co. (The)	3,678	224,910
Performance Food Group Co.*	120,077	10,152,510
Sysco Corp.	2,695	206,060
Target Corp.	2,499	337,815
Walgreens Boots Alliance, Inc.	4,183	39,027
Walmart, Inc.	23,749	2,145,722

		23,835,850

Food Products (0.3%)
Archer-Daniels-Midland Co.	2,558	129,230
Bunge Global SA	776	60,342
Campbell’s Co. (The)	1,027	43,011
Conagra Brands, Inc.	2,673	74,176
General Mills, Inc.	3,043	194,052
Hershey Co. (The)	798	135,141
Hormel Foods Corp.	1,501	47,087
J M Smucker Co. (The)	622	68,495
Kellanova	1,507	122,022
Kraft Heinz Co. (The)	4,817	147,930
Lamb Weston Holdings, Inc.	757	50,590
McCormick & Co., Inc. (Non-Voting)	1,349	102,848
Mondelez International, Inc., Class A	7,399	441,942
Tyson Foods, Inc., Class A	1,512	86,849

		1,703,715

Household Products (0.5%)
Church & Dwight Co., Inc.	1,335	139,788
Clorox Co. (The)	694	112,712
Colgate-Palmolive Co.	4,526	411,459
Kimberly-Clark Corp.	1,841	241,245
Procter & Gamble Co. (The)	12,885	2,160,170

		3,065,374

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,229	92,150
Kenvue, Inc.	10,608	226,481

		318,631

Tobacco (0.2%)
Altria Group, Inc.	9,258	484,101
Philip Morris International, Inc.	8,507	1,023,817

		1,507,918

Total Consumer Staples		44,746,087

Energy (3.0%)
Energy Equipment & Services (0.9%)
Baker Hughes Co.	141,579	5,807,571
Halliburton Co.	4,813	130,865
Schlumberger NV	7,654	293,454

		6,231,890

Oil, Gas & Consumable Fuels (2.1%)
APA Corp.	2,010	46,411
Chevron Corp.	9,144	1,324,417
ConocoPhillips	7,078	701,925
Coterra Energy, Inc.	4,109	104,944
Devon Energy Corp.	3,415	111,773
Diamondback Energy, Inc.	20,242	3,316,247
EOG Resources, Inc.	3,065	375,708
EQT Corp.	3,235	149,166
Expand Energy Corp.	32,396	3,225,022
Exxon Mobil Corp.	24,047	2,586,736
Hess Corp.	1,531	203,638
Kinder Morgan, Inc.	10,696	293,070
Marathon Petroleum Corp.	1,758	245,241
Occidental Petroleum Corp.	3,685	182,076
ONEOK, Inc.	3,235	324,794
Phillips 66	2,246	255,887
Targa Resources Corp.	1,178	210,273
Texas Pacific Land Corp.	104	115,020
Valero Energy Corp.	1,702	208,648
Williams Cos., Inc. (The)	6,595	356,921

		14,337,917

Total Energy		20,569,807

Financials (8.2%)
Banks (1.4%)
Bank of America Corp.	36,524	1,605,230
Citigroup, Inc.	10,348	728,396
Citizens Financial Group, Inc.	2,501	109,444
Fifth Third Bancorp	3,708	156,774
Huntington Bancshares, Inc.	7,878	128,175
JPMorgan Chase & Co.	15,404	3,692,493
KeyCorp	5,386	92,316
M&T Bank Corp.	925	173,909
PNC Financial Services Group, Inc. (The)	2,159	416,363
Regions Financial Corp.	5,131	120,681
Truist Financial Corp.	7,231	313,681
US Bancorp	8,479	405,550
Wells Fargo & Co.	18,217	1,279,562

		9,222,574

Capital Markets (4.0%)
Ameriprise Financial, Inc.	524	278,993
Bank of New York Mellon Corp. (The)	3,943	302,941
BlackRock, Inc.‡	796	815,988
Blackstone, Inc.	3,932	677,955
Cboe Global Markets, Inc.	565	110,401
Charles Schwab Corp. (The)	36,439	2,696,850
CME Group, Inc.	1,959	454,939
FactSet Research Systems, Inc.	214	102,780
Franklin Resources, Inc.	1,785	36,218
Goldman Sachs Group, Inc. (The)	1,718	983,761
Intercontinental Exchange, Inc.	26,725	3,982,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Invesco Ltd.	2,338	$40,868
KKR & Co., Inc.	90,667	13,410,556
MarketAxess Holdings, Inc.	206	46,564
Moody’s Corp.	845	399,998
Morgan Stanley	6,787	853,262
MSCI, Inc.	432	259,204
Nasdaq, Inc.	2,292	177,195
Northern Trust Corp.	1,051	107,727
Raymond James Financial, Inc.	1,027	159,524
S&P Global, Inc.	1,737	865,078
State Street Corp.	1,571	154,194
T. Rowe Price Group, Inc.	1,192	134,803

		27,052,091

Consumer Finance (0.2%)
American Express Co.	3,045	903,725
Capital One Financial Corp.	2,115	377,147
Discover Financial Services	1,391	240,963
Synchrony Financial	2,144	139,360

		1,661,195

Financial Services (1.8%)
Apollo Global Management, Inc.	2,446	403,981
Berkshire Hathaway, Inc., Class B*	10,029	4,545,945
Corpay, Inc.*	380	128,600
Fidelity National Information Services, Inc.	2,920	235,848
Fiserv, Inc.*	3,113	639,473
Global Payments, Inc.	1,403	157,220
Jack Henry & Associates, Inc.	407	71,347
Mastercard, Inc., Class A	4,485	2,361,667
PayPal Holdings, Inc.*	5,485	468,145
Visa, Inc., Class A	9,455	2,988,158

		12,000,384

Insurance (0.8%)
Aflac, Inc.	2,710	280,322
Allstate Corp. (The)	1,453	280,124
American International Group, Inc.	3,413	248,466
Aon plc, Class A	1,173	421,295
Arch Capital Group Ltd.	2,063	190,518
Arthur J Gallagher & Co.	1,380	391,713
Assurant, Inc.	298	63,539
Brown & Brown, Inc.	1,282	130,790
Chubb Ltd.	2,042	564,205
Cincinnati Financial Corp.	861	123,726
Erie Indemnity Co., Class A	144	59,361
Everest Group Ltd.	241	87,353
Globe Life, Inc.	445	49,626
Hartford Financial Services Group, Inc. (The)	1,594	174,384
Loews Corp.	1,030	87,231
Marsh & McLennan Cos., Inc.	2,674	567,984
MetLife, Inc.	3,230	264,472
Principal Financial Group, Inc.	1,130	87,473
Progressive Corp. (The)	3,201	766,992
Prudential Financial, Inc.	1,955	231,726
Travelers Cos., Inc. (The)	1,226	295,331
W.R. Berkley Corp.	1,609	94,159
Willis Towers Watson plc	557	174,475

		5,635,265

Total Financials		55,571,509

Health Care (8.3%)
Biotechnology (1.2%)
AbbVie, Inc.	9,669	1,718,181
Amgen, Inc.	2,936	765,239
Argenx SE (ADR)*	4,400	2,706,000
Biogen, Inc.*	791	120,960
Caris Life Sciences, Inc. (r)*	69,480	124,022
Gilead Sciences, Inc.	6,781	626,361
Incyte Corp.*	933	64,442
Moderna, Inc.*	1,949	81,039
Regeneron Pharmaceuticals, Inc.*	573	408,165
TG Therapeutics, Inc.*	27,300	821,730
Ultragenyx Pharmaceutical, Inc.*	11,570	486,750
Vertex Pharmaceuticals, Inc.*	1,407	566,599

		8,489,488

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	9,490	1,073,414
Align Technology, Inc.*	377	78,608
Baxter International, Inc.	2,760	80,482
Becton Dickinson & Co.	1,563	354,598
Boston Scientific Corp.*	8,040	718,133
Cooper Cos., Inc. (The)*	1,116	102,594
Dexcom, Inc.*	2,087	162,306
Edwards Lifesciences Corp.*	3,194	236,452
GE HealthCare Technologies, Inc.	2,531	197,873
Hologic, Inc.*	1,333	96,096
IDEXX Laboratories, Inc.*	452	186,875
Insulet Corp.*	17,286	4,512,856
Intuitive Surgical, Inc.*	1,945	1,015,212
Medtronic plc	6,975	557,163
ResMed, Inc.	811	185,468
Solventum Corp.*	769	50,800
STERIS plc	562	115,525
Stryker Corp.	1,870	673,293
Teleflex, Inc.	259	46,097
Zimmer Biomet Holdings, Inc.	1,102	116,404

		10,560,249

Health Care Providers & Services (2.5%)
Cardinal Health, Inc.	1,340	158,482
Cencora, Inc.	965	216,816
Centene Corp.*	2,762	167,322
Cigna Group (The)	1,510	416,971
CVS Health Corp.	6,968	312,794
DaVita, Inc.*	244	36,490
Elevance Health, Inc.	1,262	465,552
HCA Healthcare, Inc.	994	298,349
HealthEquity, Inc.*	71,011	6,813,505
Henry Schein, Inc.*	668	46,226
Humana, Inc.	661	167,702
Labcorp Holdings, Inc.	451	103,423
McKesson Corp.	695	396,088
Molina Healthcare, Inc.*	315	91,681
Quest Diagnostics, Inc.	599	90,365
Surgery Partners, Inc.*	147,322	3,118,807
UnitedHealth Group, Inc.	7,835	3,963,413
Universal Health Services, Inc., Class B	342	61,362

		16,925,348

Health Care Technology (0.4%)
Doximity, Inc., Class A*	44,699	2,386,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	1,572	$211,182
Bio-Techne Corp.	885	63,747
Charles River Laboratories International, Inc.*	17,099	3,156,475
Danaher Corp.	3,514	806,639
ICON plc*	18,300	3,837,693
IQVIA Holdings, Inc.*	942	185,112
Mettler-Toledo International, Inc.*	115	140,723
Revvity, Inc.	685	76,453
Thermo Fisher Scientific, Inc.	2,093	1,088,841
Waters Corp.*	321	119,085
West Pharmaceutical Services, Inc.	394	129,059

		9,815,009

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	11,041	624,479
Eli Lilly and Co.	4,311	3,328,092
Johnson & Johnson	13,173	1,905,079
Merck & Co., Inc.	13,841	1,376,903
Pfizer, Inc.	30,971	821,661
Viatris, Inc.	6,745	83,975
Zoetis, Inc.	2,449	399,015

		8,539,204

Total Health Care		56,715,778

Industrials (10.9%)
Aerospace & Defense (1.6%)
Axon Enterprise, Inc.*	393	233,568
Boeing Co. (The)*	4,108	727,116
General Dynamics Corp.	1,428	376,264
General Electric Co.	5,922	987,730
Howmet Aerospace, Inc.	2,186	239,083
Huntington Ingalls Industries, Inc.	197	37,227
L3Harris Technologies, Inc.	27,684	5,821,392
Lockheed Martin Corp.	1,153	560,289
Northrop Grumman Corp.	743	348,682
RTX Corp.	7,278	842,210
Textron, Inc.	1,001	76,566
TransDigm Group, Inc.	311	394,124

		10,644,251

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	679	70,154
Expeditors International of Washington, Inc.	740	81,970
FedEx Corp.	1,218	342,660
GXO Logistics, Inc.*	45,702	1,988,037
United Parcel Service, Inc., Class B	3,974	501,121

		2,983,942

Building Products (0.8%)
A.O. Smith Corp.	668	45,564
Allegion plc	472	61,681
Builders FirstSource, Inc.*	607	86,759
Carrier Global Corp.	4,532	309,354
Johnson Controls International plc	3,700	292,041
Lennox International, Inc.	175	106,627
Masco Corp.	1,149	83,383
Trane Technologies plc	1,223	451,715
Trex Co., Inc.*	57,288	3,954,591

		5,391,715

Commercial Services & Supplies (2.6%)
Cintas Corp.	1,898	346,765
Clean Harbors, Inc.*	11,200	2,577,568
Copart, Inc.*	150,067	8,612,345
Republic Services, Inc.	1,090	219,286
Rollins, Inc.	1,505	69,757
Veralto Corp.	1,349	137,396
Waste Connections, Inc.	33,100	5,679,298
Waste Management, Inc.	2,023	408,221

		18,050,636

Construction & Engineering (0.8%)
Quanta Services, Inc.	816	257,897
WillScot Holdings Corp.*	154,949	5,183,044

		5,440,941

Electrical Equipment (1.9%)
AMETEK, Inc.	1,283	231,274
Eaton Corp. plc	2,162	717,503
Emerson Electric Co.	3,107	385,050
GE Vernova, Inc.	1,522	500,631
Generac Holdings, Inc.*	309	47,910
Hubbell, Inc., Class B	300	125,667
nVent Electric plc	62,389	4,252,434
Rockwell Automation, Inc.	626	178,905
Shoals Technologies Group, Inc., Class A*	128,937	713,022
Vertiv Holdings Co., Class A	52,241	5,935,100

		13,087,496

Ground Transportation (0.9%)
CSX Corp.	10,482	338,254
JB Hunt Transport Services, Inc.	433	73,896
Norfolk Southern Corp.	1,252	293,844
Old Dominion Freight Line, Inc.	1,045	184,338
Saia, Inc.*	9,000	4,101,570
Uber Technologies, Inc.*	11,496	693,439
Union Pacific Corp.	3,317	756,409

		6,441,750

Industrial Conglomerates (0.2%)
3M Co.	2,961	382,235
Honeywell International, Inc.	3,558	803,717

		1,185,952

Machinery (0.7%)
Brain Corp. (r)*	52,300	233,389
Caterpillar, Inc.	2,642	958,412
Cummins, Inc.	759	264,587
Deere & Co.	1,392	589,791
Dover Corp.	737	138,261
Fortive Corp.	1,871	140,325
IDEX Corp.	427	89,367
Illinois Tool Works, Inc.	1,457	369,437
Ingersoll Rand, Inc.	2,235	202,178
Nordson Corp.	309	64,655
Otis Worldwide Corp.	2,172	201,149
PACCAR, Inc.	2,897	301,346
Parker-Hannifin Corp.	699	444,585
Pentair plc	933	93,897
Snap-on, Inc.	287	97,431
Stanley Black & Decker, Inc.	857	68,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Westinghouse Air Brake Technologies Corp.	958	$181,627
Xylem, Inc.	1,320	153,146

		4,592,392

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	3,552	214,896
Southwest Airlines Co.	3,201	107,618
United Airlines Holdings, Inc.*	1,831	177,790

		500,304

Professional Services (0.5%)
Automatic Data Processing, Inc.	2,223	650,739
Broadridge Financial Solutions, Inc.	627	141,758
Dayforce, Inc.*	912	66,248
Equifax, Inc.	682	173,808
Jacobs Solutions, Inc.	653	87,254
Leidos Holdings, Inc.	761	109,630
Paychex, Inc.	1,775	248,890
Paycom Software, Inc.	263	53,907
Paycor HCM, Inc.*	71,716	1,331,766
Verisk Analytics, Inc.	759	209,051

		3,073,051

Trading Companies & Distributors (0.4%)
Fastenal Co.	3,172	228,098
H&E Equipment Services, Inc.	44,056	2,156,982
United Rentals, Inc.	354	249,372
W.W. Grainger, Inc.	246	259,296

		2,893,748

Total Industrials		74,286,178

Information Technology (32.5%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	5,635	622,837
Cisco Systems, Inc.	21,809	1,291,093
F5, Inc.*	321	80,722
Juniper Networks, Inc.	1,779	66,623
Motorola Solutions, Inc.	924	427,100

		2,488,375

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	6,558	455,453
CDW Corp.	722	125,657
Coherent Corp.*	14,100	1,335,693
Corning, Inc.	4,221	200,582
Jabil, Inc.	639	91,952
Keysight Technologies, Inc.*	930	149,386
TE Connectivity plc	1,613	230,611
Teledyne Technologies, Inc.*	247	114,640
Trimble, Inc.*	1,374	97,087
Zebra Technologies Corp., Class A*	278	107,369

		2,908,430

IT Services (1.5%)
Accenture plc, Class A	3,419	1,202,770
Akamai Technologies, Inc.*	860	82,259
Cognizant Technology Solutions Corp., Class A	2,746	211,167
EPAM Systems, Inc.*	304	71,081
Gartner, Inc.*	427	206,869
GoDaddy, Inc., Class A*	751	148,225
International Business Machines Corp.	5,055	1,111,241
Shopify, Inc., Class A*	69,747	7,416,198
VeriSign, Inc.*	449	92,925

		10,542,735

Semiconductors & Semiconductor Equipment (8.1%)
Advanced Micro Devices, Inc.*	8,879	1,072,494
Analog Devices, Inc.	2,709	575,554
Applied Materials, Inc.	4,511	733,624
Broadcom, Inc.	25,554	5,924,439
Enphase Energy, Inc.*	795	54,601
First Solar, Inc.*	577	101,691
Intel Corp.	23,636	473,902
KLA Corp.	728	458,727
Lam Research Corp.	7,040	508,499
Microchip Technology, Inc.	2,937	168,437
Micron Technology, Inc.	6,044	508,663
Monolithic Power Systems, Inc.	3,664	2,167,989
NVIDIA Corp.	300,281	40,324,736
NXP Semiconductors NV	1,407	292,445
ON Semiconductor Corp.*	2,321	146,339
QUALCOMM, Inc.	6,079	933,856
Skyworks Solutions, Inc.	834	73,959
Teradyne, Inc.	919	115,720
Texas Instruments, Inc.	4,991	935,862

		55,571,537

Software (16.2%)
Adobe, Inc.*	10,168	4,521,506
ANSYS, Inc.*	468	157,870
AppLovin Corp., Class A*	24,700	7,998,601
Autodesk, Inc.*	9,265	2,738,456
Cadence Design Systems, Inc.*	1,517	455,798
Crowdstrike Holdings, Inc., Class A*	5,379	1,840,479
CyberArk Software Ltd.*	8,300	2,765,145
Databricks (r)*	15,491	1,074,688
Datadog, Inc., Class A*	10,546	1,506,918
DocuSign, Inc.*	61,035	5,489,488
Fair Isaac Corp.*	132	262,803
Fortinet, Inc.*	77,629	7,334,388
Gen Digital, Inc.	2,991	81,894
Gitlab, Inc., Class A*	18,038	1,016,441
HubSpot, Inc.*	10,655	7,424,084
Intuit, Inc.	1,532	962,862
Klaviyo, Inc., Class A*	24,691	1,018,257
Microsoft Corp.	70,179	29,580,449
Oracle Corp.	8,792	1,465,099
Palantir Technologies, Inc., Class A*	11,155	843,653
Palo Alto Networks, Inc.*	3,588	652,872
PTC, Inc.*	636	116,941
Roper Technologies, Inc.	594	308,791
Salesforce, Inc.	5,231	1,748,880
SentinelOne, Inc., Class A*	115,038	2,553,844
ServiceNow, Inc.*	19,003	20,145,460
Sprout Social, Inc., Class A*	51,666	1,586,663
Synopsys, Inc.*	849	412,071
Tyler Technologies, Inc.*	231	133,204
Varonis Systems, Inc.*	37,800	1,679,454
Workday, Inc., Class A*	8,847	2,282,791

		110,159,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (5.9%)
Apple, Inc.	155,754	$39,003,917
Dell Technologies, Inc., Class C	1,681	193,719
Hewlett Packard Enterprise Co.	7,084	151,243
HP, Inc.	5,359	174,864
NetApp, Inc.	1,113	129,197
Seagate Technology Holdings plc	1,142	98,566
Super Micro Computer, Inc. (x)*	2,687	81,900
Western Digital Corp.*	1,821	108,586

		39,941,992

Total Information Technology		221,612,919

Materials (1.6%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.	1,203	348,918
Albemarle Corp. (x)	623	53,628
Ashland, Inc.	29,400	2,100,924
Celanese Corp.	612	42,356
CF Industries Holdings, Inc.	932	79,518
Corteva, Inc.	3,834	218,385
Dow, Inc.	3,883	155,825
DuPont de Nemours, Inc.	2,272	173,240
Eastman Chemical Co.	615	56,162
Ecolab, Inc.	1,368	320,550
FMC Corp.	742	36,069
International Flavors & Fragrances, Inc.	1,385	117,102
Linde plc	2,605	1,090,635
LyondellBasell Industries NV, Class A	1,402	104,126
Mosaic Co. (The)	1,784	43,851
PPG Industries, Inc.	1,281	153,015
Sherwin-Williams Co. (The)	1,262	428,992

		5,523,296

Construction Materials (0.6%)
Martin Marietta Materials, Inc.	333	171,995
Summit Materials, Inc., Class A*	68,997	3,491,248
Vulcan Materials Co.	732	188,292

		3,851,535

Containers & Packaging (0.1%)
Amcor plc	8,298	78,084
Avery Dennison Corp.	446	83,460
Ball Corp.	1,655	91,240
International Paper Co.	1,875	100,912
Packaging Corp. of America	484	108,963
Smurfit WestRock plc	2,667	143,645

		606,304

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	7,959	303,079
Newmont Corp.	6,117	227,675
Nucor Corp.	1,315	153,473
Steel Dynamics, Inc.	801	91,370

		775,597

Total Materials		10,756,732

Real Estate (2.2%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	816	79,601
Healthpeak Properties, Inc. (REIT)	3,736	75,729
Ventas, Inc. (REIT)	2,327	137,037
Welltower, Inc. (REIT)	3,205	403,926

		696,293

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,687	64,596

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	5,051	533,891

Office REITs (0.0%)†
BXP, Inc. (REIT)	756	56,216

Real Estate Management & Development (1.0%)
CBRE Group, Inc., Class A*	50,453	6,623,974
CoStar Group, Inc.*	2,230	159,646

		6,783,620

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	787	173,116
Camden Property Trust (REIT)	589	68,347
Equity Residential (REIT)	1,822	130,747
Essex Property Trust, Inc. (REIT)	364	103,900
Invitation Homes, Inc. (REIT)	3,202	102,368
Mid-America Apartment Communities, Inc. (REIT)	659	101,862
UDR, Inc. (REIT)	1,587	68,892

		749,232

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	454	50,825
Kimco Realty Corp. (REIT)	3,603	84,418
Realty Income Corp. (REIT)	4,795	256,101
Regency Centers Corp. (REIT)	928	68,607
Simon Property Group, Inc. (REIT)	1,698	292,413

		752,364

Specialized REITs (0.8%)
American Tower Corp. (REIT)	2,543	466,412
Crown Castle, Inc. (REIT)	2,382	216,190
Digital Realty Trust, Inc. (REIT)	1,705	302,348
Equinix, Inc. (REIT)	526	495,960
Extra Space Storage, Inc. (REIT)	1,164	174,134
Iron Mountain, Inc. (REIT)	1,625	170,804
Public Storage (REIT)	868	259,914
SBA Communications Corp. (REIT)	15,045	3,066,171
VICI Properties, Inc. (REIT), Class A	5,658	165,270
Weyerhaeuser Co. (REIT)	3,858	108,603

		5,425,806

Total Real Estate		15,062,018

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,366	80,785
American Electric Power Co., Inc.	2,948	271,894
Constellation Energy Corp.	1,732	387,466
Duke Energy Corp.	4,197	452,185
Edison International	2,107	168,223
Entergy Corp.	2,344	177,722
Evergy, Inc.	1,225	75,399
Eversource Energy	2,014	115,664

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Exelon Corp.	5,539	$208,488
FirstEnergy Corp.	2,785	110,787
NextEra Energy, Inc.	11,235	805,437
NRG Energy, Inc.	1,155	104,204
PG&E Corp.	12,124	244,663
Pinnacle West Capital Corp.	656	55,609
PPL Corp.	3,918	127,178
Southern Co. (The)	6,057	498,612
Xcel Energy, Inc.	3,076	207,692

		4,092,008

Gas Utilities (0.0%)†
Atmos Energy Corp.	861	119,911

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	3,611	46,474
Vistra Corp.	1,844	254,232

		300,706

Multi-Utilities (0.3%)
Ameren Corp.	1,434	127,827
CenterPoint Energy, Inc.	3,687	116,988
CMS Energy Corp.	1,569	104,574
Consolidated Edison, Inc.	1,903	169,805
Dominion Energy, Inc.	4,647	250,287
DTE Energy Co.	1,123	135,602
NiSource, Inc.	2,577	94,731
Public Service Enterprise Group, Inc.	2,759	233,108
Sempra	3,503	307,283
WEC Energy Group, Inc.	1,716	161,373

		1,701,578

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,062	132,208

Total Utilities		6,346,411

Total Common Stocks (89.1%) (Cost $389,070,616)		607,230,480

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000% (r)*	22,891	84,811

Total Preferred Stock (0.0%)† (Cost $300,833)		84,811

LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.4%)
Communication Services (0.4%)
Entertainment (0.4%)
Live Nation Entertainment, Inc. 3.125%, 1/15/29 (x)	$1,955,000	2,659,973

Total Communication Services		2,659,973

Total Long-Term Debt Securities (0.4%) (Cost $2,047,544)		2,659,973

SHORT-TERM INVESTMENTS:
Investment Companies (9.5%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	2,308,352	2,308,352
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	62,427,402	62,452,373

Total Investment Companies		64,760,725

Total Short-Term Investments (9.5%) (Cost $64,761,252)		64,760,725

Total Investments in Securities (99.0%) (Cost $456,180,245)		674,735,989
Other Assets Less Liabilities (1.0%)		6,766,740

Net Assets (100%)		$681,502,729

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $2,322,292. This was collateralized by $82,581 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 1/31/25 – 11/15/53 and by cash of $2,308,352 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)**	2,159	404,623	—	(80,093)	(10,181)	102,014	416,363	15,550	—
Capital Markets
BlackRock, Inc.	796	748,480	24,688	(129,467)	(8,383)	180,670	815,988	17,090	—

Total		1,153,103	24,688	(209,560)	(18,564)	282,684	1,232,351	32,640	—

**	Not affiliated at December 31, 2024.

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	224	3/2025	USD	66,480,400	(2,163,190)

					(2,163,190)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$35,746,616	$—	$—	$35,746,616
Consumer Discretionary	65,816,425	—	—	65,816,425
Consumer Staples	44,746,087	—	—	44,746,087
Energy	20,569,807	—	—	20,569,807
Financials	55,571,509	—	—	55,571,509
Health Care	56,591,756	—	124,022	56,715,778
Industrials	74,052,789	—	233,389	74,286,178
Information Technology	220,538,231	—	1,074,688	221,612,919
Materials	10,756,732	—	—	10,756,732
Real Estate	15,062,018	—	—	15,062,018
Utilities	6,346,411	—	—	6,346,411
Convertible Bonds
Communication Services	—	2,659,973	—	2,659,973
Preferred Stocks
Information Technology	—	—	84,811	84,811
Short-Term Investments
Investment Companies	64,760,725	—	—	64,760,725

Total Assets	$670,559,106	$2,659,973	$1,516,910	$674,735,989

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Futures	$(2,163,190)	$—	$—	$(2,163,190)

Total Liabilities	$(2,163,190)	$—	$—	$(2,163,190)

Total	$668,395,916	$2,659,973	$1,516,910	$672,572,799

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(2,163,190	)*

Total		$(2,163,190)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (1)	Options Written	Futures	Total
Equity contracts	$(163,068)	$71,149	$15,159,048	$15,067,129

Total	$(163,068)	$71,149	$15,159,048	$15,067,129

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,329,772)	$(4,329,772)

Total	$(4,329,772)	$(4,329,772)

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.

^ The Portfolio held futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$65,653,000

Options
Average value of option contracts purchased	$105,000
Average value of option contracts written	7,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$60,534,806
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$157,609,888

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 4%)*	Net Proceeds of Sales and Redemptions (affiliated 5%)*	Net Realized Gain (Loss)
$2,401,253	$7,423,771	$560,574

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$253,847,319
Aggregate gross unrealized depreciation	(35,766,990)

Net unrealized appreciation	$218,080,329

Federal income tax cost of investments in securities and derivative instruments, if applicable	$454,492,470

For the year ended December 31, 2024, the Portfolio incurred approximately $41 as brokerage commissions with Bernstein Institutional Services LLC and $907 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $547,113)	$815,988
Unaffiliated Issuers (Cost $455,633,132)	673,920,001
Cash	5,999,738
Foreign cash (Cost $67)	66
Cash held as collateral at broker for futures	3,794,200
Dividends, interest and other receivables	478,359
Receivable for Portfolio shares sold	3,735
Securities lending income receivable	2,928
Other assets	2,886

Total assets	685,017,901

LIABILITIES
Payable for return of collateral on securities loaned	2,308,352
Investment management fees payable	375,779
Payable for Portfolio shares repurchased	326,647
Due to broker for futures variation margin	257,600
Administrative fees payable	74,630
Distribution fees payable – Class IB	55,587
Trustees’ fees payable	572
Accrued expenses	116,005

Total liabilities	3,515,172

Commitments and contingent liabilities^
NET ASSETS	$681,502,729

Net assets were comprised of:
Paid in capital	$513,622,737
Total distributable earnings (loss)	167,879,992

Net assets	$681,502,729

Class IB
Net asset value, offering and redemption price per share, $253,259,550 / 20,617,770 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.28

Class K
Net asset value, offering and redemption price per share, $428,243,179 / 34,902,729 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.27

(x)	Includes value of securities on loan of $2,322,292.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($32,640 of dividend income received from affiliates) (net of $9,080 foreign withholding tax)	$8,356,807
Interest	533,775
Securities lending (net)	27,994

Total income	8,918,576

EXPENSES
Investment management fees	4,708,385
Administrative fees	845,325
Distribution fees – Class IB (a)	601,898
Custodian fees	94,200
Professional fees	77,331
Printing and mailing expenses	66,065
Trustees’ fees	21,989
Distribution fees – Class IA (a)	20,682
Miscellaneous	17,689

Gross expenses	6,453,564
Less: Waiver from investment manager	(446,619)

Net expenses	6,006,945

NET INVESTMENT INCOME (LOSS)	2,911,631

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(18,564) realized gain (loss) from affiliates)	22,449,164
Futures contracts	15,159,048
Options written	71,149

Net realized gain (loss)	37,679,361

Change in unrealized appreciation (depreciation) on:
Investments in securities ($282,684 of change in unrealized appreciation (depreciation) from affiliates)	101,068,615
Futures contracts	(4,329,772)
Foreign currency translations	(350)

Net change in unrealized appreciation (depreciation)	96,738,493

NET REALIZED AND UNREALIZED GAIN (LOSS)	134,417,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$137,329,485

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,911,631	$4,382,155
Net realized gain (loss)	37,679,361	(7,041,389)
Net change in unrealized appreciation (depreciation)	96,738,493	140,120,343

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	137,329,485	137,461,109

Distributions to shareholders:
Class IA	—	(93,686)
Class IB	(774,001)	(1,248,024)
Class K	(2,275,955)	(3,170,531)

Total distributions to shareholders	(3,049,956)	(4,512,241)

Tax return of capital:
Class IB	(810)	—
Class K	(2,382)	—

Total tax return of capital	(3,192)	—

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 102,832 and 270,298 shares, respectively ]	1,113,384	2,484,710
Capital shares issued in reinvestment of dividends [ 0 and 9,382 shares, respectively ]	—	93,686
Capital shares repurchased in connection with share class combination (Note 1) [ (1,473,134) and 0 shares, respectively ]	(16,457,259)	—
Capital shares repurchased [ (327,048) and (204,208) shares, respectively ]	(3,575,037)	(1,849,641)

Total Class IA transactions	(18,918,912)	728,755

Class IB
Capital shares sold [ 850,391 and 1,440,695 shares, respectively ]	9,477,410	13,209,279
Capital shares issued in connection with share class combination (Note 1) [ 1,479,347 and 0 shares, respectively ]	16,457,259	—
Capital shares issued in reinvestment of dividends [ 61,099 and 125,528 shares, respectively ]	774,811	1,248,024
Capital shares repurchased [ (4,261,785) and (4,180,527) shares, respectively ]	(47,575,237)	(37,822,703)

Total Class IB transactions	(20,865,757)	(23,365,400)

Class K
Capital shares sold [ 249,593 and 35,629 shares, respectively ]	2,834,794	322,248
Capital shares issued in reinvestment of dividends [ 179,628 and 319,029 shares, respectively ]	2,278,337	3,170,531
Capital shares repurchased [ (5,745,252) and (6,095,470) shares, respectively ]	(65,624,375)	(55,927,703)

Total Class K transactions	(60,511,244)	(52,434,924)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(100,295,913)	(75,071,569)

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,980,424	57,877,299
NET ASSETS:
Beginning of year	647,522,305	589,645,006

End of year	$681,502,729	$647,522,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.06	$8.12	$11.21	$9.33	$7.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.05	0.03	(0.02)	— #
Net realized and unrealized gain (loss)	2.23	1.95	(3.06)	2.35	2.62

Total from investment operations	2.26	2.00	(3.03)	2.33	2.62

Less distributions:
Dividends from net investment income	(0.04)	(0.06)	(0.03)	(0.05)	— #
Distributions from net realized gains	—	—	(0.03)	(0.40)	(0.60)
Return of capital	— #	—	—	—	—

Total dividends and distributions	(0.04)	(0.06)	(0.06)	(0.45)	(0.60)

Net asset value, end of year	$12.28	$10.06	$8.12	$11.21	$9.33

Total return	22.43%	24.58%	(27.06)%	25.06%	36.15%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$253,260	$226,281	$203,847	$318,296	$273,952
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (f)	1.12%	1.12%	1.11%	1.11%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.27%	0.55%	0.38%	(0.19)%	0.03%
Before waivers (f)	0.21%	0.48%	0.32%	(0.26)%	(0.06)%
Portfolio turnover rate^	10%	11%	15%	17%	30%

	Year Ended December 31,			October 26, 2021** to December 31, 2021
Class K	2024	2023	2022
Net asset value, beginning of year	$10.05	$8.11	$11.19	$11.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.07	0.06	0.01 †
Net realized and unrealized gain (loss)	2.23	1.95	(3.06)	0.18

Total from investment operations	2.29	2.02	(3.00)	0.19

Less distributions:
Dividends from net investment income	(0.07)	(0.08)	(0.05)	(0.07)
Distributions from net realized gains	—	—	(0.03)	(0.23)
Return of capital	— #	—	—	—

Total dividends and distributions	(0.07)	(0.08)	(0.08)	(0.30)

Net asset value, end of year	$12.27	$10.05	$8.11	$11.19

Total return (b)	22.72%	24.89%	(26.83)%	1.74%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$428,243	$404,091	$372,573	$514,679
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%	0.80%	0.80%	0.80%
Before waivers (a)(f)	0.87%	0.87%	0.86%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.53%	0.80%	0.64%	0.33%
Before waivers (a)(f)	0.46%	0.73%	0.58%	0.29%
Portfolio turnover rate^	10%	11%	15%	17%
**	Resumed operations
#	Per share amount is less than $0.005.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.9%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	961,278	$21,888,300
Cogent Communications Holdings, Inc.	4,300	331,401
Frontier Communications Parent, Inc.*	37,900	1,315,130
Globalstar, Inc. (x)*	75,500	156,285
Iridium Communications, Inc.	7,100	206,042
Liberty Global Ltd., Class A*	21,600	275,616
Liberty Global Ltd., Class C*	19,900	261,486
Lumen Technologies, Inc.*	135,700	720,567
Verizon Communications, Inc.	556,394	22,250,196

		47,405,023

Entertainment (1.5%)
Electronic Arts, Inc.	36,700	5,369,210
Liberty Media Corp.-Liberty Formula One, Class A*	2,995	251,700
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	2,907,578
Liberty Media Corp.-Liberty Live, Class C*	4,634	315,390
Live Nation Entertainment, Inc.*	20,800	2,693,600
Madison Square Garden Sports Corp.*	2,500	564,200
Netflix, Inc.*	56,900	50,716,108
Playtika Holding Corp.	43,142	299,405
ROBLOX Corp., Class A*	68,100	3,940,266
Roku, Inc.*	18,500	1,375,290
Spotify Technology SA*	19,760	8,840,229
Take-Two Interactive Software, Inc.*	25,011	4,604,025
TKO Group Holdings, Inc., Class A*	10,800	1,534,788
Walt Disney Co. (The)	243,739	27,140,338
Warner Bros Discovery, Inc.*	314,246	3,321,580

		113,873,707

Interactive Media & Services (6.0%)
Alphabet, Inc., Class A	776,040	146,904,372
Alphabet, Inc., Class C	650,300	123,843,132
Cargurus, Inc., Class A*	15,000	548,100
IAC, Inc.*	5,250	226,485
Match Group, Inc.*	44,698	1,462,072
Meta Platforms, Inc., Class A	289,287	169,380,431
Pinterest, Inc., Class A*	90,600	2,627,400
TripAdvisor, Inc.*	17,100	252,567
Trump Media & Technology Group Corp. (x)*	14,700	501,270
Yelp, Inc., Class A*	8,100	313,470
Ziff Davis, Inc.*	3,800	206,492
ZoomInfo Technologies, Inc., Class A*	42,500	446,675

		446,712,466

Media (0.6%)
Cable One, Inc.	500	181,060
Charter Communications, Inc., Class A*	12,879	4,414,535
Comcast Corp., Class A	514,348	19,303,480
Fox Corp., Class A	38,308	1,861,003
Fox Corp., Class B	18,600	850,764
Interpublic Group of Cos., Inc. (The)	61,700	1,728,834
John Wiley & Sons, Inc., Class A	800	34,968
Liberty Broadband Corp., Class A*	1,000	74,360
Liberty Broadband Corp., Class C*	14,628	1,093,589
New York Times Co. (The), Class A	31,600	1,644,780
News Corp., Class A	66,861	1,841,352
News Corp., Class B (x)	13,800	419,934
Nexstar Media Group, Inc., Class A	6,272	990,788
Omnicom Group, Inc.	27,400	2,357,496
Paramount Global, Class B	95,316	997,005
Sirius XM Holdings, Inc. (x)	43,290	987,012
TEGNA, Inc.	17,800	325,562
Trade Desk, Inc. (The), Class A*	61,660	7,246,900

		46,353,422

Wireless Telecommunication Services (0.2%)
Telephone and Data Systems, Inc.	9,400	320,634
T-Mobile US, Inc.	65,403	14,436,405

		14,757,039

Total Communication Services		669,101,657

Consumer Discretionary (11.4%)
Automobile Components (0.1%)
Adient plc*	15,253	262,809
Aptiv plc*	43,900	2,655,072
BorgWarner, Inc.	35,360	1,124,095
Dana, Inc.	19,100	220,796
Dorman Products, Inc.*	2,600	336,830
Fox Factory Holding Corp.*	6,900	208,863
Gentex Corp.	38,800	1,114,724
Goodyear Tire & Rubber Co. (The)*	39,400	354,600
LCI Industries	3,100	320,509
Lear Corp.	10,600	1,003,820
Modine Manufacturing Co.*	7,200	834,696
Phinia, Inc.	7,072	340,658
QuantumScape Corp., Class A (x)*	33,400	173,346
Visteon Corp.*	900	79,848

		9,030,666

Automobiles (2.2%)
Ford Motor Co.	559,936	5,543,366
General Motors Co.	148,700	7,921,249
Rivian Automotive, Inc., Class A (x)*	95,884	1,275,257
Tesla, Inc.*	366,927	148,179,800
Thor Industries, Inc.	10,700	1,024,097

		163,943,769

Broadline Retail (3.8%)
Amazon.com, Inc.*	1,241,575	272,389,139
Coupang, Inc., Class A*	161,600	3,551,968
Dillard’s, Inc., Class A (x)	400	172,696
eBay, Inc.	75,270	4,662,977
Etsy, Inc.*	20,900	1,105,401
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	1,108,273

		282,990,454

Distributors (0.1%)
Genuine Parts Co.	21,500	2,510,340
LKQ Corp.	37,900	1,392,825
Pool Corp.	6,400	2,182,016

		6,085,181

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.1%)
ADT, Inc.	18,814	$130,005
Bright Horizons Family Solutions, Inc.*	12,000	1,330,200
Coursera, Inc.*	13,100	111,350
Duolingo, Inc., Class A*	4,800	1,556,304
Graham Holdings Co., Class B	500	435,960
Grand Canyon Education, Inc.*	2,800	458,640
H&R Block, Inc.	25,450	1,344,778
Mister Car Wash, Inc.*	23,900	174,231
Service Corp. International	23,900	1,907,698
Strategic Education, Inc.	2,600	242,892

		7,692,058

Hotels, Restaurants & Leisure (2.2%)
Airbnb, Inc., Class A*	60,000	7,884,600
Aramark	35,100	1,309,581
Booking Holdings, Inc.	4,580	22,755,364
Boyd Gaming Corp.	9,100	660,114
Brinker International, Inc.*	5,800	767,282
Caesars Entertainment, Inc.*	33,000	1,102,860
Carnival Corp.*	141,160	3,517,707
Cava Group, Inc.*	10,400	1,173,120
Chipotle Mexican Grill, Inc.*	182,900	11,028,870
Choice Hotels International, Inc. (x)	2,500	354,950
Churchill Downs, Inc.	13,200	1,762,728
Cracker Barrel Old Country Store, Inc. (x)	3,500	185,010
Darden Restaurants, Inc.	18,750	3,500,437
Domino’s Pizza, Inc.	5,100	2,140,776
DoorDash, Inc., Class A*	47,598	7,984,564
DraftKings, Inc., Class A*	61,700	2,295,240
Dutch Bros, Inc., Class A*	14,500	759,510
Expedia Group, Inc.*	19,587	3,649,646
Hilton Grand Vacations, Inc.*	5,040	196,308
Hilton Worldwide Holdings, Inc.	33,787	8,350,795
Hyatt Hotels Corp., Class A	7,100	1,114,558
International Game Technology plc	11,100	196,026
Las Vegas Sands Corp.	57,000	2,927,520
Light & Wonder, Inc.*	15,800	1,364,804
Marriott International, Inc., Class A	30,205	8,425,383
McDonald’s Corp.	96,521	27,980,473
MGM Resorts International*	33,500	1,160,775
Norwegian Cruise Line Holdings Ltd.*	55,300	1,422,869
Papa John’s International, Inc.	5,200	213,564
Planet Fitness, Inc., Class A*	12,600	1,245,762
Red Rock Resorts, Inc., Class A	6,100	282,064
Royal Caribbean Cruises Ltd.	33,350	7,693,511
Shake Shack, Inc., Class A*	5,000	649,000
Starbucks Corp.	151,700	13,842,625
Texas Roadhouse, Inc., Class A	11,500	2,074,945
Travel + Leisure Co.	5,470	275,962
Vail Resorts, Inc.	6,500	1,218,425
Wendy’s Co. (The)	25,900	422,170
Wingstop, Inc.	4,000	1,136,800
Wyndham Hotels & Resorts, Inc.	14,570	1,468,510
Wynn Resorts Ltd.	15,800	1,361,328
Yum! Brands, Inc.	37,440	5,022,950

		162,879,486

Household Durables (0.4%)
Champion Homes, Inc.*	7,600	669,560
DR Horton, Inc.	42,400	5,928,368
Garmin Ltd.	21,900	4,517,094
Helen of Troy Ltd.*	1,700	101,711
Installed Building Products, Inc.	2,700	473,175
KB Home	10,100	663,772
Leggett & Platt, Inc.	10,100	96,960
Lennar Corp., Class A	31,389	4,280,518
Lennar Corp., Class B	1,300	171,795
LGI Homes, Inc.*	3,600	321,840
M/I Homes, Inc.*	900	119,655
Meritage Homes Corp.	5,500	846,010
Mohawk Industries, Inc.*	7,200	857,736
Newell Brands, Inc.	26,190	260,852
NVR, Inc.*	400	3,271,560
PulteGroup, Inc.	30,600	3,332,340
SharkNinja, Inc.*	9,100	885,976
Sonos, Inc.*	13,700	206,048
Taylor Morrison Home Corp., Class A*	14,900	912,029
Tempur Sealy International, Inc.	25,500	1,445,595
Toll Brothers, Inc.	15,300	1,927,035
TopBuild Corp.*	4,711	1,466,723
Tri Pointe Homes, Inc.*	5,000	181,300
Whirlpool Corp.	11,020	1,261,570
Worthington Enterprises, Inc.	7,600	304,836

		34,504,058

Leisure Products (0.1%)
Acushnet Holdings Corp. (x)	6,600	469,128
Brunswick Corp.	14,900	963,732
Hasbro, Inc.	22,600	1,263,566
Mattel, Inc.*	54,800	971,604
Peloton Interactive, Inc., Class A*	44,903	390,656
Polaris, Inc.	2,600	149,812
Topgolf Callaway Brands Corp. (x)*	16,300	128,118
YETI Holdings, Inc.*	12,900	496,779

		4,833,395

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A*	6,900	1,031,343
Advance Auto Parts, Inc.	8,500	401,965
American Eagle Outfitters, Inc.	25,800	430,086
Asbury Automotive Group, Inc.*	3,300	801,999
AutoNation, Inc.*	2,700	458,568
AutoZone, Inc.*	2,290	7,332,580
Bath & Body Works, Inc.	41,190	1,596,936
Best Buy Co., Inc.	31,110	2,669,238
Burlington Stores, Inc.*	10,000	2,850,600
CarMax, Inc.*	26,850	2,195,256
Carvana Co.*	14,500	2,948,720
Dick’s Sporting Goods, Inc.	8,300	1,899,372
Five Below, Inc.*	8,200	860,672
Floor & Decor Holdings, Inc., Class A*	16,700	1,664,990
Foot Locker, Inc.*	12,100	263,296
GameStop Corp., Class A (x)*	39,200	1,228,528
Gap, Inc. (The)	26,500	626,195
Group 1 Automotive, Inc.	1,900	800,812
Home Depot, Inc. (The)	131,940	51,323,341
Lithia Motors, Inc., Class A	4,300	1,536,949

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Lowe’s Cos., Inc.	76,163	$18,797,028
Monro, Inc. (x)	1,800	44,640
Murphy USA, Inc.	2,555	1,281,971
O’Reilly Automotive, Inc.*	7,950	9,427,110
Penske Automotive Group, Inc.	2,000	304,880
RH*	2,000	787,180
Ross Stores, Inc.	43,420	6,568,143
TJX Cos., Inc. (The)	154,200	18,628,902
Tractor Supply Co.	72,000	3,820,320
Ulta Beauty, Inc.*	7,000	3,044,510
Upbound Group, Inc.	9,600	280,032
Valvoline, Inc.*	29,388	1,063,258
Victoria’s Secret & Co.*	13,730	568,697
Williams-Sonoma, Inc.	19,000	3,518,420

		151,056,537

Textiles, Apparel & Luxury Goods (0.4%)
Amer Sports, Inc.*	8,600	240,456
Capri Holdings Ltd.*	15,600	328,536
Carter’s, Inc.	4,180	226,514
Columbia Sportswear Co.	700	58,751
Crocs, Inc.*	9,300	1,018,629
Deckers Outdoor Corp.*	20,000	4,061,800
Kontoor Brands, Inc.	7,400	632,034
Lululemon Athletica, Inc.*	16,000	6,118,560
NIKE, Inc., Class B	164,520	12,449,228
PVH Corp.	11,881	1,256,416
Ralph Lauren Corp.	6,470	1,494,441
Skechers USA, Inc., Class A*	20,300	1,364,972
Tapestry, Inc.	29,927	1,955,131
Under Armour, Inc., Class A*	44,900	371,772
VF Corp. (x)	60,000	1,287,600

		32,864,840

Total Consumer Discretionary		855,880,444

Consumer Staples (5.2%)
Beverages (1.0%)
Brown-Forman Corp., Class A	3,400	128,146
Brown-Forman Corp., Class B (x)	33,475	1,271,381
Celsius Holdings, Inc.*	24,900	655,866
Coca-Cola Co. (The)	519,740	32,359,013
Coca-Cola Consolidated, Inc.	700	881,993
Constellation Brands, Inc., Class A	21,700	4,795,700
Keurig Dr Pepper, Inc.	145,610	4,676,993
Molson Coors Beverage Co., Class B	30,150	1,728,198
Monster Beverage Corp.*	95,800	5,035,248
PepsiCo, Inc.	182,890	27,810,253

		79,342,791

Consumer Staples Distribution & Retail (1.9%)
Albertsons Cos., Inc., Class A	61,400	1,205,896
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,849,545
Casey’s General Stores, Inc.	5,200	2,060,396
Costco Wholesale Corp.	58,950	54,014,116
Dollar General Corp.	32,300	2,448,986
Dollar Tree, Inc.*	27,923	2,092,550
Kroger Co. (The)	91,420	5,590,333
Maplebear, Inc.*	23,600	977,512
Performance Food Group Co.*	23,132	1,955,811
Sprouts Farmers Market, Inc.*	16,300	2,071,241
Sysco Corp.	71,450	5,463,067
Target Corp.	64,560	8,727,221
US Foods Holding Corp.*	30,600	2,064,276
Walgreens Boots Alliance, Inc.	114,980	1,072,763
Walmart, Inc.	573,060	51,775,971

		143,369,684

Food Products (0.7%)
Archer-Daniels-Midland Co.	67,660	3,418,183
Bunge Global SA	22,080	1,716,941
Campbell’s Co. (The)	31,300	1,310,844
Conagra Brands, Inc.	77,592	2,153,178
Darling Ingredients, Inc.*	28,800	970,272
Freshpet, Inc.*	6,100	903,471
General Mills, Inc.	76,300	4,865,651
Hershey Co. (The)	21,950	3,717,233
Hormel Foods Corp.	44,500	1,395,965
Ingredion, Inc.	12,200	1,678,232
J M Smucker Co. (The)	17,503	1,927,430
Kellanova	39,100	3,165,927
Kraft Heinz Co. (The)	118,536	3,640,241
Lamb Weston Holdings, Inc.	22,050	1,473,601
McCormick & Co., Inc. (Non-Voting)	39,700	3,026,728
Mondelez International, Inc., Class A	180,810	10,799,781
Post Holdings, Inc.*	9,400	1,075,924
Tyson Foods, Inc., Class A	39,200	2,251,648

		49,491,250

Household Products (1.0%)
Church & Dwight Co., Inc.	33,700	3,528,727
Clorox Co. (The)	16,250	2,639,163
Colgate-Palmolive Co.	108,820	9,892,826
Kimberly-Clark Corp.	44,400	5,818,176
Procter & Gamble Co. (The)	313,945	52,632,879

		74,511,771

Personal Care Products (0.1%)
BellRing Brands, Inc.*	19,717	1,485,479
e.l.f. Beauty, Inc. (x)*	7,400	929,070
Estee Lauder Cos., Inc. (The), Class A	34,800	2,609,304
Kenvue, Inc.	250,956	5,357,910

		10,381,763

Tobacco (0.5%)
Altria Group, Inc.	225,290	11,780,414
Philip Morris International, Inc.	205,230	24,699,431

		36,479,845

Total Consumer Staples		393,577,104

Energy (3.4%)
Energy Equipment & Services (0.3%)
Archrock, Inc.	12,600	313,614
Baker Hughes Co.	143,384	5,881,611
Cactus, Inc., Class A	4,300	250,948
ChampionX Corp.	31,995	869,944
Halliburton Co.	125,730	3,418,599
Helmerich & Payne, Inc.	3,900	124,878
Innovex International, Inc.*	1,000	13,970
Liberty Energy, Inc., Class A	21,863	434,855
Noble Corp. plc (x)	13,200	414,480
NOV, Inc.	59,880	874,248
Oceaneering International, Inc.*	14,000	365,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Patterson-UTI Energy, Inc.	51,000	$421,260
Schlumberger NV	188,655	7,233,033
Seadrill Ltd.*	7,700	299,761
TechnipFMC plc	64,700	1,872,418
Valaris Ltd.*	9,900	437,976
Weatherford International plc	7,900	565,877

		23,792,592

Oil, Gas & Consumable Fuels (3.1%)
Antero Midstream Corp.	54,300	819,387
Antero Resources Corp.*	51,000	1,787,550
APA Corp.	56,117	1,295,742
California Resources Corp.	8,300	430,687
Cheniere Energy, Inc.	31,500	6,768,405
Chevron Corp.	230,740	33,420,382
Chord Energy Corp.	7,345	858,777
Civitas Resources, Inc.	12,000	550,440
Clean Energy Fuels Corp.*	52,500	131,775
CNX Resources Corp.*	19,600	718,732
Comstock Resources, Inc.*	36,500	665,030
ConocoPhillips	178,586	17,710,374
CONSOL Energy, Inc.	4,700	501,396
Coterra Energy, Inc.	110,235	2,815,402
CVR Energy, Inc. (x)	11,200	209,888
Devon Energy Corp.	89,694	2,935,685
Diamondback Energy, Inc.	24,141	3,955,020
DT Midstream, Inc.	17,200	1,710,196
EOG Resources, Inc.	79,000	9,683,820
EQT Corp.	71,997	3,319,782
Excelerate Energy, Inc., Class A	4,700	142,175
Expand Energy Corp. (x)	33,545	3,339,405
Exxon Mobil Corp.#	592,512	63,736,516
Golar LNG Ltd.	11,300	478,216
Gulfport Energy Corp.*	1,900	349,980
Hess Corp.	40,720	5,416,167
HF Sinclair Corp.	23,686	830,194
HighPeak Energy, Inc. (x)	400	5,880
International Seaways, Inc.	5,100	183,294
Kinder Morgan, Inc.	254,071	6,961,545
Kosmos Energy Ltd.*	28,800	98,496
Magnolia Oil & Gas Corp., Class A	28,400	663,992
Marathon Petroleum Corp.	48,333	6,742,453
Matador Resources Co.	18,200	1,023,932
Murphy Oil Corp.	24,100	729,266
New Fortress Energy, Inc. (x)	17,693	267,518
Northern Oil & Gas, Inc.	3,200	118,912
Occidental Petroleum Corp.	87,535	4,325,104
ONEOK, Inc.	77,013	7,732,105
Ovintiv, Inc.	45,700	1,850,850
PBF Energy, Inc., Class A	14,700	390,285
Permian Resources Corp.	86,200	1,239,556
Phillips 66	58,188	6,629,359
Range Resources Corp.	38,900	1,399,622
Scorpio Tankers, Inc.	6,900	342,861
SM Energy Co.	19,000	736,440
Targa Resources Corp.	30,900	5,515,650
Texas Pacific Land Corp.	2,500	2,764,900
Valero Energy Corp.	44,330	5,434,415
Viper Energy, Inc., Class A	9,000	441,630
Williams Cos., Inc. (The)	162,879	8,815,011
World Kinect Corp.	10,700	294,357

		229,288,556

Total Energy		253,081,148

Financials (14.3%)
Banks (3.7%)
Ameris Bancorp	6,900	431,733
Associated Banc-Corp.	25,800	616,620
Atlantic Union Bankshares Corp.	5,100	193,188
Axos Financial, Inc.*	8,300	579,755
Banc of California, Inc.	26,300	406,598
BancFirst Corp.	3,600	421,848
Bancorp, Inc. (The)*	7,100	373,673
Bank of America Corp.	902,846	39,680,082
Bank of Hawaii Corp.	7,400	527,176
Bank of NT Butterfield & Son Ltd. (The)	900	32,895
Bank OZK	17,300	770,369
BankUnited, Inc.	15,200	580,184
Banner Corp.	1,100	73,447
Berkshire Hills Bancorp, Inc.	300	8,529
BOK Financial Corp.	4,050	431,123
Brookline Bancorp, Inc.	5,500	64,900
Cadence Bank	29,750	1,024,888
Cathay General Bancorp	8,930	425,157
Citigroup, Inc.	260,884	18,363,625
Citizens Financial Group, Inc.	62,178	2,720,909
City Holding Co.	1,430	169,426
Columbia Banking System, Inc.	29,226	789,394
Columbia Financial, Inc.*	6,000	94,860
Comerica, Inc.	23,900	1,478,215
Commerce Bancshares, Inc.	19,396	1,208,565
Community Financial System, Inc.	7,000	431,760
Cullen/Frost Bankers, Inc.	7,800	1,047,150
CVB Financial Corp.	20,700	443,187
Dime Community Bancshares, Inc.	297	9,128
East West Bancorp, Inc.	18,200	1,742,832
Eastern Bankshares, Inc.	32,000	552,000
Enterprise Financial Services Corp.	100	5,640
FB Financial Corp.	2,500	128,775
Fifth Third Bancorp	94,245	3,984,679
First Bancorp	24,700	459,173
First Busey Corp.	1,833	43,204
First Citizens BancShares, Inc., Class A	1,572	3,321,667
First Commonwealth Financial Corp.	3,500	59,220
First Financial Bancorp	12,300	330,624
First Financial Bankshares, Inc.	18,000	648,900
First Financial Corp.	5,300	244,807
First Hawaiian, Inc.	9,300	241,335
First Horizon Corp.	92,350	1,859,929
First Interstate BancSystem, Inc., Class A	16,896	548,613
First Merchants Corp.	7,800	311,142
Flagstar Financial, Inc. (x)	44,966	419,533
FNB Corp.	46,456	686,620
Fulton Financial Corp.	28,500	549,480
Glacier Bancorp, Inc.	20,100	1,009,422
Hancock Whitney Corp.	8,124	444,545
Heartland Financial USA, Inc.	3,300	202,307
Hilltop Holdings, Inc.	8,700	249,081
Home BancShares, Inc.	27,800	786,740
HomeStreet, Inc.*	900	10,278
Hope Bancorp, Inc.	3,383	41,577
Huntington Bancshares, Inc.	196,424	3,195,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Independent Bank Corp.	5,000	$320,950
Independent Bank Group, Inc. (x)	4,100	248,747
International Bancshares Corp.	6,800	429,488
JPMorgan Chase & Co.	378,425	90,712,257
Kearny Financial Corp.	9,432	66,779
KeyCorp	147,802	2,533,326
Live Oak Bancshares, Inc.	3,400	134,470
M&T Bank Corp.	23,612	4,439,292
NBT Bancorp, Inc.	2,600	124,176
NU Holdings Ltd., Class A*	437,000	4,527,320
OceanFirst Financial Corp.	3,200	57,920
Old National Bancorp	46,300	1,004,941
Pacific Premier Bancorp, Inc.	14,300	356,356
Park National Corp.	900	154,287
Pinnacle Financial Partners, Inc.	10,056	1,150,306
PNC Financial Services Group, Inc. (The)	53,118	10,243,806
Popular, Inc.	14,350	1,349,761
Prosperity Bancshares, Inc.	13,412	1,010,594
Provident Financial Services, Inc.	5,800	109,446
Regions Financial Corp.	121,200	2,850,624
Renasant Corp.	300	10,725
S&T Bancorp, Inc.	4,200	160,524
ServisFirst Bancshares, Inc.	6,300	533,862
Simmons First National Corp., Class A	14,600	323,828
SouthState Corp.	12,098	1,203,509
Synovus Financial Corp.	23,113	1,184,079
TFS Financial Corp.	22,800	286,368
Tompkins Financial Corp.	2,639	179,003
Towne Bank	8,879	302,419
Truist Financial Corp.	178,660	7,750,271
Trustmark Corp.	850	30,064
UMB Financial Corp.	4,900	553,014
United Bankshares, Inc.	20,400	766,020
United Community Banks, Inc.	14,900	481,419
US Bancorp	212,190	10,149,048
Valley National Bancorp	46,100	417,666
WaFd, Inc.	9,500	306,280
Webster Financial Corp.	22,688	1,252,831
Wells Fargo & Co.	469,273	32,961,736
WesBanco, Inc.	4,600	149,684
Western Alliance Bancorp	14,200	1,186,268
Wintrust Financial Corp.	11,500	1,434,165
WSFS Financial Corp.	8,990	477,639
Zions Bancorp NA	28,300	1,535,275

		280,936,868

Capital Markets (3.4%)
Affiliated Managers Group, Inc.	4,640	858,029
Ameriprise Financial, Inc.	13,460	7,166,508
Ares Management Corp., Class A	24,481	4,333,871
Artisan Partners Asset Management, Inc., Class A	10,105	435,020
Bank of New York Mellon Corp. (The)	98,250	7,548,548
BGC Group, Inc., Class A	57,100	517,326
Blackrock, Inc.	19,963	20,464,271
Blackstone, Inc.	93,900	16,190,238
Blue Owl Capital, Inc., Class A	62,400	1,451,424
Brightsphere Investment Group, Inc.	600	15,804
Carlyle Group, Inc. (The)	32,000	1,615,680
Cboe Global Markets, Inc.	14,300	2,794,220
Charles Schwab Corp. (The)	198,375	14,681,734
CME Group, Inc.	49,365	11,464,034
Cohen & Steers, Inc. (x)	5,200	480,168
Coinbase Global, Inc., Class A*	27,100	6,728,930
DigitalBridge Group, Inc.	18,075	203,886
Evercore, Inc., Class A	4,800	1,330,512
FactSet Research Systems, Inc.	6,200	2,977,736
Franklin Resources, Inc.	54,890	1,113,718
Goldman Sachs Group, Inc. (The)	42,600	24,393,612
Hamilton Lane, Inc., Class A	5,100	755,055
Houlihan Lokey, Inc., Class A	6,600	1,146,156
Interactive Brokers Group, Inc., Class A	14,040	2,480,447
Intercontinental Exchange, Inc.	75,016	11,178,134
Invesco Ltd.	66,200	1,157,176
Janus Henderson Group plc	18,600	791,058
Jefferies Financial Group, Inc.	24,488	1,919,859
KKR & Co., Inc.	90,191	13,340,151
Lazard, Inc.	12,500	643,500
LPL Financial Holdings, Inc.	10,600	3,461,006
MarketAxess Holdings, Inc.	5,660	1,279,386
Moelis & Co., Class A	5,900	435,892
Moody’s Corp.	21,150	10,011,776
Morgan Stanley	153,287	19,271,242
Morningstar, Inc.	3,200	1,077,632
MSCI, Inc.	10,134	6,080,501
Nasdaq, Inc.	52,300	4,043,313
Northern Trust Corp.	26,650	2,731,625
Piper Sandler Cos.	1,800	539,910
Raymond James Financial, Inc.	25,100	3,898,783
Robinhood Markets, Inc., Class A*	86,000	3,204,360
S&P Global, Inc.	41,634	20,734,981
SEI Investments Co.	16,150	1,332,052
State Street Corp.	41,850	4,107,577
StepStone Group, Inc., Class A	11,100	642,468
Stifel Financial Corp.	15,508	1,645,089
StoneX Group, Inc.*	1,700	166,549
T. Rowe Price Group, Inc.	31,280	3,537,455
TPG, Inc., Class A	8,700	546,708
Tradeweb Markets, Inc., Class A	15,000	1,963,800
Victory Capital Holdings, Inc., Class A	8,700	569,502
Virtu Financial, Inc., Class A	15,500	553,040
XP, Inc., Class A	49,000	580,650

		252,592,102

Consumer Finance (0.6%)
Ally Financial, Inc.	37,869	1,363,663
American Express Co.	75,156	22,305,549
Bread Financial Holdings, Inc.	8,100	494,586
Capital One Financial Corp.	51,470	9,178,130
Credit Acceptance Corp.*	1,100	516,406
Discover Financial Services	33,270	5,763,362
Enova International, Inc.*	2,500	239,700
FirstCash Holdings, Inc.	4,572	473,659
Navient Corp.	25,584	340,011
Nelnet, Inc., Class A	4,000	427,240
OneMain Holdings, Inc.	17,900	933,127
SLM Corp.	32,084	884,877
SoFi Technologies, Inc. (x)*	123,000	1,894,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Synchrony Financial	55,052	$3,578,380
Upstart Holdings, Inc.*	10,100	621,857

		49,014,747

Financial Services (4.2%)
Affirm Holdings, Inc., Class A*	27,200	1,656,480
Apollo Global Management, Inc.	71,686	11,839,660
Berkshire Hathaway, Inc., Class B*	241,636	109,528,766
Block, Inc., Class A*	73,324	6,231,807
Burford Capital Ltd.	17,600	224,400
Corebridge Financial, Inc.	37,700	1,128,361
Corpay, Inc.*	10,500	3,553,410
Enact Holdings, Inc.	10,900	352,942
Essent Group Ltd.	17,600	958,144
Euronet Worldwide, Inc.*	7,400	761,016
Evertec, Inc.	2,500	86,325
Fidelity National Information Services, Inc.	75,269	6,079,477
Fiserv, Inc.*	76,702	15,756,125
Flywire Corp.*	14,600	301,052
Global Payments, Inc.	38,276	4,289,209
HA Sustainable Infrastructure Capital, Inc. (x)	12,700	340,741
Jack Henry & Associates, Inc.	11,430	2,003,679
Jackson Financial, Inc., Class A	11,800	1,027,544
Marqeta, Inc., Class A*	66,800	253,172
Mastercard, Inc., Class A	109,900	57,870,043
MGIC Investment Corp.	42,500	1,007,675
Mr Cooper Group, Inc.*	10,400	998,504
NCR Atleos Corp.*	3,300	111,936
NMI Holdings, Inc., Class A*	4,700	172,772
Payoneer Global, Inc.*	31,400	315,256
PayPal Holdings, Inc.*	136,053	11,612,123
PennyMac Financial Services, Inc.	3,833	391,503
Radian Group, Inc.	26,500	840,580
Remitly Global, Inc.*	22,900	516,853
Shift4 Payments, Inc., Class A (x)*	7,800	809,484
StoneCo Ltd., Class A*	41,000	326,770
Toast, Inc., Class A*	52,200	1,902,690
Visa, Inc., Class A	209,612	66,245,776
Voya Financial, Inc.	14,900	1,025,567
Walker & Dunlop, Inc.	3,700	359,677
Western Union Co. (The)	13,260	140,556
WEX, Inc.*	7,600	1,332,432

		312,352,507

Insurance (2.3%)
Aflac, Inc.	78,500	8,120,040
Allstate Corp. (The)	36,740	7,083,105
American Financial Group, Inc.	12,030	1,647,268
American International Group, Inc.	86,936	6,328,941
Aon plc, Class A	26,919	9,668,228
Arch Capital Group Ltd.	48,300	4,460,505
Arthur J Gallagher & Co.	29,400	8,345,190
Assurant, Inc.	9,000	1,918,980
Assured Guaranty Ltd.	7,800	702,078
Axis Capital Holdings Ltd.	10,270	910,127
Baldwin Insurance Group, Inc. (The), Class A (x)*	11,200	434,112
Brighthouse Financial, Inc.*	10,032	481,937
Brown & Brown, Inc.	32,900	3,356,458
Chubb Ltd.	53,451	14,768,511
Cincinnati Financial Corp.	20,320	2,919,984
CNA Financial Corp.	6,900	333,753
CNO Financial Group, Inc.	14,100	524,661
Employers Holdings, Inc.	600	30,738
Enstar Group Ltd.*	1,400	450,870
Everest Group Ltd.	6,100	2,211,006
F&G Annuities & Life, Inc.	7,736	320,580
Fidelity National Financial, Inc.	43,180	2,424,125
First American Financial Corp.	17,600	1,098,944
Genworth Financial, Inc., Class A*	71,100	496,989
Globe Life, Inc.	15,905	1,773,726
Goosehead Insurance, Inc., Class A*	3,000	321,660
Hanover Insurance Group, Inc. (The)	6,190	957,345
Hartford Financial Services Group, Inc. (The)	41,510	4,541,194
Kemper Corp.	1,782	118,396
Kinsale Capital Group, Inc.	3,800	1,767,494
Lincoln National Corp.	30,350	962,399
Loews Corp.	25,392	2,150,448
Markel Group, Inc.*	1,760	3,038,165
Marsh & McLennan Cos., Inc.	65,050	13,817,271
MBIA, Inc.*	3,100	20,026
Mercury General Corp.	4,500	299,160
MetLife, Inc.	78,760	6,448,869
Old Republic International Corp.	47,894	1,733,284
Oscar Health, Inc., Class A*	32,200	432,768
Palomar Holdings, Inc.*	1,700	179,503
Primerica, Inc.	5,900	1,601,378
Principal Financial Group, Inc.	30,800	2,384,228
ProAssurance Corp.*	600	9,546
Progressive Corp. (The)	79,000	18,929,190
Prudential Financial, Inc.	48,931	5,799,791
Reinsurance Group of America, Inc.	9,310	1,988,895
RenaissanceRe Holdings Ltd.	6,560	1,632,194
RLI Corp.	8,880	1,463,690
Ryan Specialty Holdings, Inc., Class A	12,600	808,416
Selective Insurance Group, Inc.	8,800	822,976
Travelers Cos., Inc. (The)	30,570	7,364,007
Trupanion, Inc.*	1,000	48,200
Unum Group	32,000	2,336,960
W.R. Berkley Corp.	39,300	2,299,836
White Mountains Insurance Group Ltd.	500	972,530
Willis Towers Watson plc	15,100	4,729,924

		170,790,599

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	103,900	956,919
Annaly Capital Management, Inc. (REIT)	69,288	1,267,970
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,900	25,114
Arbor Realty Trust, Inc. (REIT) (x)	34,900	483,365
Blackstone Mortgage Trust, Inc. (REIT), Class A	6,800	118,388
Claros Mortgage Trust, Inc. (REIT)	2,700	12,204
Rithm Capital Corp. (REIT)	66,550	720,737
Starwood Property Trust, Inc. (REIT) (x)	57,200	1,083,940

		4,668,637

Total Financials		1,070,355,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Health Care (10.3%)
Biotechnology (1.9%)
AbbVie, Inc.	235,730	$41,889,221
ACADIA Pharmaceuticals, Inc.*	17,100	313,785
ADMA Biologics, Inc.*	29,900	512,785
Agios Pharmaceuticals, Inc.*	2,300	75,578
Akero Therapeutics, Inc.*	6,600	183,612
Alector, Inc.*	1,800	3,402
Alkermes plc*	12,100	347,996
Allogene Therapeutics, Inc.*	24,600	52,398
Alnylam Pharmaceuticals, Inc.*	17,300	4,070,863
ALX Oncology Holdings, Inc. (x)*	2,700	4,509
Amgen, Inc.	71,368	18,601,355
Amicus Therapeutics, Inc.*	51,600	486,072
AnaptysBio, Inc.*	6,600	87,384
Anavex Life Sciences Corp. (x)*	23,900	256,686
Apellis Pharmaceuticals, Inc.*	14,000	446,740
Arcellx, Inc.*	4,900	375,781
Arcturus Therapeutics Holdings, Inc.*	400	6,788
Arcus Biosciences, Inc.*	6,200	92,318
Arrowhead Pharmaceuticals, Inc.*	22,200	417,360
Avidity Biosciences, Inc.*	14,500	421,660
Beam Therapeutics, Inc.*	7,300	181,040
BioCryst Pharmaceuticals, Inc.*	35,300	265,456
Biogen, Inc.*	20,560	3,144,035
Biohaven Ltd.*	9,700	362,295
BioMarin Pharmaceutical, Inc.*	28,200	1,853,586
Blueprint Medicines Corp.*	8,700	758,814
Bridgebio Pharma, Inc.*	13,444	368,903
CareDx, Inc.*	4,800	102,768
Crinetics Pharmaceuticals, Inc.*	9,200	470,396
Cytokinetics, Inc.*	12,600	592,704
Denali Therapeutics, Inc.*	14,300	291,434
Dyne Therapeutics, Inc.*	10,800	254,448
Editas Medicine, Inc.*	11,500	14,605
Exact Sciences Corp.*	26,700	1,500,273
Exelixis, Inc.*	38,900	1,295,370
Fate Therapeutics, Inc.*	12,600	20,790
Gilead Sciences, Inc.	168,491	15,563,514
GRAIL, Inc. (x)*	4,016	71,686
Halozyme Therapeutics, Inc.*	17,900	855,799
Ideaya Biosciences, Inc.*	13,500	346,950
IGM Biosciences, Inc. (x)*	600	3,666
ImmunityBio, Inc. (x)*	71,300	182,528
Immunovant, Inc.*	15,700	388,889
Incyte Corp.*	27,700	1,913,239
Insmed, Inc.*	21,200	1,463,648
Intellia Therapeutics, Inc.*	10,500	122,430
Ionis Pharmaceuticals, Inc.*	24,800	867,008
Iovance Biotherapeutics, Inc.*	25,100	185,740
Ironwood Pharmaceuticals, Inc., Class A*	4,000	17,720
Kodiak Sciences, Inc.*	3,500	34,825
Krystal Biotech, Inc.*	3,200	501,312
Kura Oncology, Inc.*	12,500	108,875
MacroGenics, Inc.*	6,700	21,775
Madrigal Pharmaceuticals, Inc. (x)*	2,400	740,568
Mersana Therapeutics, Inc.*	20,500	29,315
Moderna, Inc.*	44,417	1,846,859
Myriad Genetics, Inc.*	11,500	157,665
Natera, Inc.*	13,400	2,121,220
Neurocrine Biosciences, Inc.*	14,500	1,979,250
Nkarta, Inc.*	800	1,992
Novavax, Inc. (x)*	12,200	98,088
Nuvalent, Inc., Class A*	4,800	375,744
Organogenesis Holdings, Inc., Class A*	25,100	80,320
PDL BioPharma, Inc. (r)*	46,000	—
Prothena Corp. plc (x)*	3,300	45,705
PTC Therapeutics, Inc.*	8,000	361,120
Recursion Pharmaceuticals, Inc., Class A (x)*	1,000	6,760
Regeneron Pharmaceuticals, Inc.*	14,100	10,043,853
REGENXBIO, Inc.*	7,400	57,202
Relay Therapeutics, Inc.*	22,001	90,644
Replimune Group, Inc.*	1,100	13,321
REVOLUTION Medicines, Inc.*	20,724	906,468
Rocket Pharmaceuticals, Inc.*	8,900	111,873
Roivant Sciences Ltd.*	31,600	373,828
Sage Therapeutics, Inc.*	8,600	46,698
Sana Biotechnology, Inc. (x)*	14,595	23,790
Sarepta Therapeutics, Inc.*	12,700	1,544,193
Stoke Therapeutics, Inc.*	500	5,515
TG Therapeutics, Inc.*	18,300	550,830
Twist Bioscience Corp.*	6,900	320,643
Ultragenyx Pharmaceutical, Inc.*	10,000	420,700
United Therapeutics Corp.*	7,100	2,505,164
Vaxcyte, Inc.*	14,700	1,203,342
Veracyte, Inc.*	14,100	558,360
Vericel Corp.*	3,600	197,676
Vertex Pharmaceuticals, Inc.*	34,100	13,732,070
Viking Therapeutics, Inc. (x)*	14,300	575,432
Vir Biotechnology, Inc.*	10,700	78,538
Xencor, Inc.*	8,900	204,522
Y-mAbs Therapeutics, Inc.*	200	1,566
Zentalis Pharmaceuticals, Inc.*	6,900	20,907

		144,204,555

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	231,612	26,197,633
Align Technology, Inc.*	11,300	2,356,163
AtriCure, Inc.*	1,800	55,008
Avanos Medical, Inc.*	7,975	126,962
Baxter International, Inc.	80,080	2,335,133
Becton Dickinson & Co.	39,313	8,918,940
Boston Scientific Corp.*	199,900	17,855,068
CONMED Corp. (x)	4,500	307,980
Cooper Cos., Inc. (The)*	27,600	2,537,268
Dexcom, Inc.*	55,200	4,292,904
Edwards Lifesciences Corp.*	82,100	6,077,863
Embecta Corp.	2,602	53,731
Enovis Corp.*	4,333	190,132
Envista Holdings Corp.*	21,763	419,808
GE HealthCare Technologies, Inc.	60,015	4,691,973
Glaukos Corp.*	6,800	1,019,592
Globus Medical, Inc., Class A*	19,837	1,640,718
Haemonetics Corp.*	600	46,848
Hologic, Inc.*	30,600	2,205,954
ICU Medical, Inc.*	1,700	263,789
IDEXX Laboratories, Inc.*	11,200	4,630,528
Inari Medical, Inc.*	8,100	413,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Inmode Ltd.*	11,900	$198,730
Inogen, Inc.*	3,600	33,012
Inspire Medical Systems, Inc.*	4,500	834,210
Insulet Corp.*	11,300	2,950,091
Integer Holdings Corp.*	3,500	463,820
Integra LifeSciences Holdings Corp.*	6,500	147,420
Intuitive Surgical, Inc.*	46,600	24,323,336
iRhythm Technologies, Inc.*	4,100	369,697
Lantheus Holdings, Inc.*	8,700	778,302
LivaNova plc*	5,100	236,181
Masimo Corp.*	5,700	942,210
Medtronic plc	171,885	13,730,174
Merit Medical Systems, Inc.*	7,800	754,416
Neogen Corp. (x)*	32,700	396,978
Nevro Corp.*	1,700	6,324
Novocure Ltd.*	17,900	533,420
Omnicell, Inc.*	7,900	351,708
Penumbra, Inc.*	6,300	1,496,124
PROCEPT BioRobotics Corp.*	5,700	458,964
QuidelOrtho Corp.*	7,797	347,356
ResMed, Inc.	19,100	4,367,979
Solventum Corp.*	19,607	1,295,239
STAAR Surgical Co.*	3,500	85,015
STERIS plc	15,309	3,146,918
Stryker Corp.	48,070	17,307,604
Teleflex, Inc.	7,700	1,370,446
TransMedics Group, Inc. (x)*	4,400	274,340
Varex Imaging Corp.*	8,924	130,201
Zimmer Biomet Holdings, Inc.	32,100	3,390,723
Zimvie, Inc.*	1,480	20,646

		167,379,084

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc.*	14,500	574,925
Accolade, Inc.*	9,200	31,464
AdaptHealth Corp., Class A*	16,900	160,888
Addus HomeCare Corp.*	200	25,070
agilon health, Inc.*	38,700	73,530
Amedisys, Inc.*	6,100	553,819
AMN Healthcare Services, Inc.*	200	4,784
Astrana Health, Inc.*	7,300	230,169
Aveanna Healthcare Holdings, Inc.*	7,400	33,818
Brookdale Senior Living, Inc.*	36,435	183,268
Cardinal Health, Inc.	32,900	3,891,083
Castle Biosciences, Inc.*	200	5,330
Cencora, Inc.	23,400	5,257,512
Centene Corp.*	74,100	4,488,978
Chemed Corp.	2,100	1,112,580
Cigna Group (The)	38,276	10,569,535
Concentra Group Holdings Parent, Inc.	10,974	217,066
CorVel Corp.*	3,900	433,914
CVS Health Corp.	173,234	7,776,474
DaVita, Inc.*	8,300	1,241,265
Elevance Health, Inc.	31,980	11,797,422
Encompass Health Corp.	18,500	1,708,475
Enhabit, Inc.*	9,250	72,242
Ensign Group, Inc. (The)	5,800	770,588
Fulgent Genetics, Inc.*	300	5,541
HCA Healthcare, Inc.	26,300	7,893,945
HealthEquity, Inc.*	13,100	1,256,945
Henry Schein, Inc.*	19,200	1,328,640
Hims & Hers Health, Inc.*	26,800	648,024
Humana, Inc.	16,600	4,211,586
Innovage Holding Corp.*	1,200	4,716
Labcorp Holdings, Inc.	11,435	2,622,274
LifeStance Health Group, Inc.*	27,100	199,727
McKesson Corp.	17,080	9,734,063
ModivCare, Inc. (x)*	200	2,368
Molina Healthcare, Inc.*	8,900	2,590,345
National Research Corp.	100	1,764
NeoGenomics, Inc.*	17,900	294,992
OPKO Health, Inc. (x)*	104,600	153,762
Option Care Health, Inc.*	23,425	543,460
Owens & Minor, Inc.*	12,400	162,068
PACS Group, Inc.*	9,400	123,234
Patterson Cos., Inc.	12,600	388,836
Pediatrix Medical Group, Inc.*	10,340	135,661
Pennant Group, Inc. (The)*	2,100	55,692
Premier, Inc., Class A	16,400	347,680
Privia Health Group, Inc.*	14,200	277,610
Progyny, Inc.*	8,900	153,525
Quest Diagnostics, Inc.	16,230	2,448,458
RadNet, Inc.*	8,000	558,720
Select Medical Holdings Corp.	13,600	256,360
Surgery Partners, Inc.*	11,598	245,530
Tenet Healthcare Corp.*	14,000	1,767,220
UnitedHealth Group, Inc.	121,457	61,440,238
Universal Health Services, Inc., Class B	7,980	1,431,771

		152,498,954

Health Care Technology (0.1%)
Certara, Inc.*	16,330	173,915
Definitive Healthcare Corp., Class A*	12,000	49,320
Doximity, Inc., Class A*	13,800	736,782
Evolent Health, Inc., Class A*	7,400	83,250
Phreesia, Inc.*	6,100	153,476
Schrodinger, Inc. (x)*	14,100	271,989
Teladoc Health, Inc.*	24,260	220,523
Veeva Systems, Inc., Class A*	19,700	4,141,925

		5,831,180

Life Sciences Tools & Services (1.2%)
10X Genomics, Inc., Class A*	13,900	199,604
Adaptive Biotechnologies Corp.*	13,507	80,974
Agilent Technologies, Inc.	41,730	5,606,008
Avantor, Inc.*	96,094	2,024,701
Azenta, Inc.*	7,987	399,350
Bio-Rad Laboratories, Inc., Class A*	4,000	1,314,040
Bio-Techne Corp.	25,800	1,858,374
Bruker Corp.	18,000	1,055,160
Charles River Laboratories International, Inc.*	9,050	1,670,630
Codexis, Inc.*	600	2,862
CryoPort, Inc.*	3,300	25,674
Danaher Corp.	86,460	19,846,893
Fortrea Holdings, Inc.*	235	4,383
Illumina, Inc.*	24,100	3,220,483
IQVIA Holdings, Inc.*	26,480	5,203,585
Maravai LifeSciences Holdings, Inc., Class A*	11,581	63,116

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Medpace Holdings, Inc.*	4,500	$1,495,035
Mettler-Toledo International, Inc.*	2,900	3,548,672
OmniAb, Inc. (Earn Out Shares) (r)*	1,744	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	11,270	39,896
Pacific Biosciences of California, Inc. (x)*	3,200	5,856
QIAGEN NV*	34,854	1,552,049
Repligen Corp.*	9,700	1,396,218
Revvity, Inc.	18,600	2,075,946
Sotera Health Co.*	33,931	464,176
Thermo Fisher Scientific, Inc.	51,150	26,609,764
Waters Corp.*	7,800	2,893,644
West Pharmaceutical Services, Inc.	10,800	3,537,648

		86,194,741

Pharmaceuticals (2.9%)
Amneal Pharmaceuticals, Inc.*	20,200	159,984
Amphastar Pharmaceuticals, Inc. (x)*	5,200	193,076
Arvinas, Inc.*	5,200	99,684
Atea Pharmaceuticals, Inc.*	12,500	41,875
Axsome Therapeutics, Inc.*	5,400	456,894
Bristol-Myers Squibb Co.	276,044	15,613,049
Corcept Therapeutics, Inc.*	11,200	564,368
Elanco Animal Health, Inc.*	74,632	903,794
Eli Lilly and Co.	105,688	81,591,136
Harmony Biosciences Holdings, Inc.*	9,200	316,572
Innoviva, Inc.*	6,818	118,292
Intra-Cellular Therapies, Inc.*	12,000	1,002,240
Jazz Pharmaceuticals plc*	12,100	1,490,115
Johnson & Johnson	318,488	46,059,735
Ligand Pharmaceuticals, Inc.*	2,300	246,445
Merck & Co., Inc.	334,790	33,304,909
Organon & Co.	36,400	543,088
Pacira BioSciences, Inc.*	7,400	139,416
Perrigo Co. plc	13,700	352,227
Pfizer, Inc.	748,117	19,847,544
Phibro Animal Health Corp., Class A	1,200	25,200
Prestige Consumer Healthcare, Inc.*	6,000	468,540
Revance Therapeutics, Inc.*	9,300	28,272
Royalty Pharma plc, Class A	54,600	1,392,846
Theravance Biopharma, Inc.*	13,700	128,917
Ventyx Biosciences, Inc.*	7,100	15,549
Viatris, Inc.	184,274	2,294,211
Zoetis, Inc.	62,800	10,232,004

		217,629,982

Total Health Care		773,738,496

Industrials (9.4%)
Aerospace & Defense (1.8%)
AAR Corp.*	4,000	245,120
AeroVironment, Inc.*	3,700	569,393
Axon Enterprise, Inc.*	9,900	5,883,768
Boeing Co. (The)*	91,500	16,195,500
BWX Technologies, Inc.	12,200	1,358,958
Curtiss-Wright Corp.	5,900	2,093,733
General Dynamics Corp.	37,470	9,872,970
General Electric Co.	145,745	24,308,809
HEICO Corp.	6,941	1,650,153
HEICO Corp., Class A	11,245	2,092,470
Hexcel Corp.	12,900	808,830
Howmet Aerospace, Inc.	52,629	5,756,034
Huntington Ingalls Industries, Inc.	6,200	1,171,614
L3Harris Technologies, Inc.	25,991	5,465,387
Leonardo DRS, Inc.*	6,800	219,708
Loar Holdings, Inc. (x)*	3,200	236,512
Lockheed Martin Corp.	29,060	14,121,416
Mercury Systems, Inc.*	4,800	201,600
Moog, Inc., Class A	3,000	590,520
Northrop Grumman Corp.	18,450	8,658,401
Rocket Lab USA, Inc. (x)*	45,900	1,169,073
RTX Corp.	176,867	20,467,049
Textron, Inc.	25,900	1,981,091
TransDigm Group, Inc.	7,250	9,187,780
V2X, Inc.*	1,600	76,528
Woodward, Inc.	10,430	1,735,761

		136,118,178

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	20,430	2,110,828
Expeditors International of Washington, Inc.	19,400	2,148,938
FedEx Corp.	31,050	8,735,296
GXO Logistics, Inc.*	17,800	774,300
Hub Group, Inc., Class A	4,900	218,344
United Parcel Service, Inc., Class B	98,550	12,427,155

		26,414,861

Building Products (0.7%)
A.O. Smith Corp.	21,900	1,493,799
AAON, Inc.	8,700	1,023,816
Advanced Drainage Systems, Inc.	9,900	1,144,440
Allegion plc	14,212	1,857,224
Apogee Enterprises, Inc.	2,100	149,961
Armstrong World Industries, Inc.	6,500	918,645
AZEK Co., Inc. (The), Class A*	24,200	1,148,774
AZZ, Inc.	1,400	114,688
Builders FirstSource, Inc.*	17,490	2,499,846
Carlisle Cos., Inc.	6,100	2,249,924
Carrier Global Corp.	113,371	7,738,704
CSW Industrials, Inc.	2,100	740,880
Fortune Brands Innovations, Inc.	16,450	1,124,029
Gibraltar Industries, Inc.*	1,900	111,910
Johnson Controls International plc	94,471	7,456,596
Lennox International, Inc.	4,910	2,991,663
Masco Corp.	32,100	2,329,497
Masterbrand, Inc.*	11,450	167,285
Owens Corning	14,070	2,396,402
Resideo Technologies, Inc.*	6,350	146,367
Simpson Manufacturing Co., Inc.	6,100	1,011,563
Tecnoglass, Inc.	3,100	245,892
Trane Technologies plc	30,012	11,084,932
Trex Co., Inc.*	20,500	1,415,115
UFP Industries, Inc.	11,500	1,295,475
Zurn Elkay Water Solutions Corp.	14,900	555,770

		53,413,197

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	700	35,826
ACV Auctions, Inc., Class A*	12,500	270,000
Brink’s Co. (The)	3,400	315,418

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Casella Waste Systems, Inc., Class A*	6,200	$656,022
Cimpress plc*	1,700	121,924
Cintas Corp.	47,200	8,623,440
Clean Harbors, Inc.*	7,100	1,633,994
Copart, Inc.*	120,100	6,892,539
CoreCivic, Inc.*	4,100	89,134
Deluxe Corp.	1,400	31,626
Driven Brands Holdings, Inc.*	16,031	258,740
HNI Corp.	2,500	125,925
Matthews International Corp., Class A	7,100	196,528
MillerKnoll, Inc.	9,100	205,569
MSA Safety, Inc.	5,900	978,043
OPENLANE, Inc.*	15,000	297,600
RB Global, Inc.	26,748	2,412,937
Republic Services, Inc.	28,935	5,821,143
Rollins, Inc.	35,450	1,643,108
Tetra Tech, Inc.	46,500	1,852,560
UniFirst Corp.	1,300	222,417
Veralto Corp.	32,486	3,308,699
Vestis Corp.	16,250	247,650
Waste Management, Inc.	54,250	10,947,108

		47,187,950

Construction & Engineering (0.3%)
AECOM	18,202	1,944,338
Ameresco, Inc., Class A*	5,000	117,400
API Group Corp.*	29,700	1,068,309
Arcosa, Inc.	4,080	394,699
Comfort Systems USA, Inc.	5,400	2,289,924
Dycom Industries, Inc.*	3,900	678,834
EMCOR Group, Inc.	6,900	3,131,910
Fluor Corp.*	22,300	1,099,836
IES Holdings, Inc.*	300	60,288
MasTec, Inc.*	8,900	1,211,646
MYR Group, Inc.*	1,900	282,663
Quanta Services, Inc.	19,450	6,147,173
Sterling Infrastructure, Inc.*	4,000	673,800
Valmont Industries, Inc.	3,100	950,677
WillScot Holdings Corp.*	28,803	963,460

		21,014,957

Electrical Equipment (0.9%)
Acuity Brands, Inc.	4,100	1,197,733
AMETEK, Inc.	30,875	5,565,528
Bloom Energy Corp., Class A*	26,000	577,460
ChargePoint Holdings, Inc. (x)*	36,100	38,627
Eaton Corp. plc	53,997	17,919,984
Emerson Electric Co.	77,710	9,630,600
EnerSys	3,100	286,533
GE Vernova, Inc.	36,211	11,910,884
Generac Holdings, Inc.*	7,800	1,209,390
Hubbell, Inc., Class B	7,200	3,016,008
NEXTracker, Inc., Class A*	17,700	646,581
nVent Electric plc	26,353	1,796,221
Regal Rexnord Corp.	8,522	1,322,018
Rockwell Automation, Inc.	15,600	4,458,324
Sensata Technologies Holding plc	27,100	742,540
Sunrun, Inc. (x)*	29,300	271,025
Vertiv Holdings Co., Class A	48,500	5,510,085

		66,099,541

Ground Transportation (0.9%)
ArcBest Corp.	3,100	289,292
CSX Corp.	264,050	8,520,894
Heartland Express, Inc.	9,600	107,712
Hertz Global Holdings, Inc. (x)*	3,300	12,078
JB Hunt Transport Services, Inc.	12,450	2,124,717
Knight-Swift Transportation Holdings, Inc., Class A	30,935	1,640,792
Landstar System, Inc.	6,250	1,074,125
Lyft, Inc., Class A*	48,300	623,070
Norfolk Southern Corp.	31,770	7,456,419
Old Dominion Freight Line, Inc.	26,750	4,718,700
RXO, Inc.*	5,100	121,584
Ryder System, Inc.	9,200	1,443,112
Saia, Inc.*	3,800	1,731,774
Schneider National, Inc., Class B	9,295	272,158
Uber Technologies, Inc.*	271,589	16,382,248
U-Haul Holding Co.	12,600	807,030
Union Pacific Corp.	81,720	18,635,429
Werner Enterprises, Inc.	7,800	280,176
XPO, Inc.*	17,800	2,334,470

		68,575,780

Industrial Conglomerates (0.4%)
3M Co.	74,030	9,556,533
Brookfield Business Corp., Class A	400	9,704
Honeywell International, Inc.	86,700	19,584,663

		29,150,900

Machinery (1.8%)
AGCO Corp.	12,400	1,159,152
Alamo Group, Inc.	800	148,728
Albany International Corp., Class A	3,500	279,895
Allison Transmission Holdings, Inc.	10,500	1,134,630
Barnes Group, Inc.	7,000	330,820
Caterpillar, Inc.	65,510	23,764,408
Chart Industries, Inc.*	6,500	1,240,460
CNH Industrial NV	144,100	1,632,653
Crane Co.	7,900	1,198,825
Cummins, Inc.	18,260	6,365,436
Deere & Co.	34,440	14,592,228
Donaldson Co., Inc.	18,700	1,259,445
Dover Corp.	18,190	3,412,444
Enerpac Tool Group Corp., Class A	3,000	123,270
Esab Corp.	6,033	723,598
Federal Signal Corp.	6,400	591,296
Flowserve Corp.	26,640	1,532,333
Fortive Corp.	47,530	3,564,750
Franklin Electric Co., Inc.	7,500	730,875
Graco, Inc.	22,380	1,886,410
Hillenbrand, Inc.	9,500	292,410
Hillman Solutions Corp.*	9,200	89,608
IDEX Corp.	12,240	2,561,710
Illinois Tool Works, Inc.	40,010	10,144,936
Ingersoll Rand, Inc.	54,866	4,963,178
ITT, Inc.	12,825	1,832,436
John Bean Technologies Corp.	800	101,680
Kadant, Inc.	1,500	517,485
Kennametal, Inc.	7,400	177,748
Lincoln Electric Holdings, Inc.	9,660	1,810,960
Middleby Corp. (The)*	9,700	1,313,865
Mueller Industries, Inc.	17,000	1,349,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Nordson Corp.	8,660	$1,812,018
Oshkosh Corp.	11,600	1,102,812
Otis Worldwide Corp.	54,574	5,054,098
PACCAR, Inc.	68,145	7,088,443
Parker-Hannifin Corp.	17,110	10,882,473
Pentair plc	21,587	2,172,516
RBC Bearings, Inc.*	3,900	1,166,646
Snap-on, Inc.	7,300	2,478,204
SPX Technologies, Inc.*	4,900	713,048
Standex International Corp.	500	93,495
Stanley Black & Decker, Inc.	21,835	1,753,132
Tennant Co.	1,100	89,683
Terex Corp.	1,600	73,952
Timken Co. (The)	12,640	902,117
Toro Co. (The)	15,880	1,271,988
Trinity Industries, Inc.	5,140	180,414
Watts Water Technologies, Inc., Class A	4,000	813,200
Westinghouse Air Brake Technologies Corp.	24,787	4,699,367
Xylem, Inc.	35,854	4,159,781

		137,334,179

Marine Transportation (0.0%)†
Costamare, Inc.	3,700	47,545
Golden Ocean Group Ltd. (x)	12,800	114,688
Kirby Corp.*	7,450	788,210
Matson, Inc.	4,600	620,264

		1,570,707

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	26,900	1,741,775
Allegiant Travel Co.	2,200	207,064
American Airlines Group, Inc.*	105,200	1,833,636
Delta Air Lines, Inc.	89,150	5,393,575
Southwest Airlines Co.	94,100	3,163,642
United Airlines Holdings, Inc.*	43,540	4,227,734

		16,567,426

Professional Services (0.9%)
Alight, Inc., Class A	41,600	287,872
Amentum Holdings, Inc.*	1,800	37,854
Automatic Data Processing, Inc.	55,950	16,378,243
Booz Allen Hamilton Holding Corp.	16,800	2,162,160
Broadridge Financial Solutions, Inc.	15,509	3,506,430
CACI International, Inc., Class A*	3,800	1,535,428
CBIZ, Inc.*	1,220	99,833
Clarivate plc (x)*	49,500	251,460
Concentrix Corp.	5,666	245,168
Conduent, Inc.*	1,586	6,407
Dayforce, Inc.*	20,100	1,460,064
Equifax, Inc.	18,120	4,617,882
ExlService Holdings, Inc.*	22,500	998,550
Exponent, Inc.	8,400	748,440
First Advantage Corp. (x)*	4,000	74,920
FTI Consulting, Inc.*	4,800	917,424
Genpact Ltd.	30,000	1,288,500
Huron Consulting Group, Inc.*	800	99,408
Jacobs Solutions, Inc.	18,400	2,458,608
KBR, Inc.	18,700	1,083,291
Korn Ferry	1,400	94,430
Leidos Holdings, Inc.	18,348	2,643,213
ManpowerGroup, Inc.	1,480	85,426
Maximus, Inc.	700	52,255
Paychex, Inc.	42,810	6,002,818
Paycom Software, Inc.	8,700	1,783,239
Paycor HCM, Inc.*	11,100	206,127
Paylocity Holding Corp.*	5,700	1,136,979
Resources Connection, Inc.	13,850	118,140
Robert Half, Inc.	19,260	1,357,060
Science Applications International Corp.	9,001	1,006,132
SS&C Technologies Holdings, Inc.	30,200	2,288,556
TransUnion	30,305	2,809,576
TriNet Group, Inc.	2,800	254,156
Verisk Analytics, Inc.	18,800	5,178,084
Verra Mobility Corp., Class A*	10,300	249,054
WNS Holdings Ltd.*	4,000	189,560

		63,712,747

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	21,000	1,012,410
Applied Industrial Technologies, Inc.	4,300	1,029,721
Beacon Roofing Supply, Inc.*	7,600	772,008
Boise Cascade Co.	5,800	689,388
Core & Main, Inc., Class A*	23,100	1,176,021
Distribution Solutions Group, Inc.*	600	20,640
Fastenal Co.	77,900	5,601,789
Ferguson Enterprises, Inc.	27,500	4,773,175
FTAI Aviation Ltd.	14,400	2,074,176
GATX Corp.	5,000	774,800
H&E Equipment Services, Inc.	2,900	141,984
Herc Holdings, Inc.	3,700	700,521
McGrath RentCorp	2,300	257,186
MSC Industrial Direct Co., Inc., Class A	1,600	119,504
SiteOne Landscape Supply, Inc.*	6,700	882,859
United Rentals, Inc.	8,822	6,214,570
W.W. Grainger, Inc.	5,750	6,060,787
Watsco, Inc.	5,210	2,468,967
WESCO International, Inc.	8,586	1,553,722

		36,324,228

Total Industrials		703,484,651

Information Technology (29.7%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	138,000	15,253,140
Calix, Inc.*	1,500	52,305
Ciena Corp.*	21,000	1,781,010
Cisco Systems, Inc.	535,370	31,693,904
F5, Inc.*	7,800	1,961,466
Juniper Networks, Inc.	51,600	1,932,420
Lumentum Holdings, Inc.*	9,500	797,525
Motorola Solutions, Inc.	22,021	10,178,767
NetScout Systems, Inc.*	1,300	28,158
Ubiquiti, Inc.	1,217	403,959
Viavi Solutions, Inc.*	9,550	96,455

		64,179,109

Electronic Equipment, Instruments & Components (0.6%)
Advanced Energy Industries, Inc.	3,600	416,268
Aeva Technologies, Inc.*	2,220	10,545
Amphenol Corp., Class A	157,060	10,907,817

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Arrow Electronics, Inc.*	9,300	$1,052,016
Avnet, Inc.	17,920	937,574
Badger Meter, Inc.	4,400	933,328
Belden, Inc.	5,100	574,311
CDW Corp.	19,151	3,333,040
Cognex Corp.	30,400	1,090,144
Coherent Corp.*	21,857	2,070,514
Corning, Inc.	105,290	5,003,381
Crane NXT Co.	5,500	320,210
Fabrinet*	5,100	1,121,388
Insight Enterprises, Inc.*	3,300	501,930
IPG Photonics Corp.*	4,400	319,968
Itron, Inc.*	4,010	435,406
Jabil, Inc.	17,800	2,561,420
Keysight Technologies, Inc.*	23,015	3,696,899
Littelfuse, Inc.	4,200	989,730
MicroVision, Inc. (x)*	33,100	43,361
Novanta, Inc.*	4,100	626,357
Plexus Corp.*	200	31,296
Rogers Corp.*	200	20,322
Sanmina Corp.*	5,700	431,319
TD SYNNEX Corp.	8,766	1,028,077
Teledyne Technologies, Inc.*	6,346	2,945,369
Trimble, Inc.*	32,400	2,289,384
Vishay Intertechnology, Inc.	5,000	84,700
Vontier Corp.	23,452	855,294
Zebra Technologies Corp., Class A*	7,100	2,742,162

		47,373,530

IT Services (1.3%)
Accenture plc, Class A	84,000	29,550,360
Akamai Technologies, Inc.*	22,100	2,113,865
Amdocs Ltd.	16,610	1,414,175
ASGN, Inc.*	4,300	358,362
Cloudflare, Inc., Class A*	41,600	4,479,488
Cognizant Technology Solutions Corp., Class A	72,500	5,575,250
DXC Technology Co.*	21,096	421,498
EPAM Systems, Inc.*	8,800	2,057,616
Fastly, Inc., Class A*	13,300	125,552
Gartner, Inc.*	10,378	5,027,830
Globant SA*	6,398	1,371,859
GoDaddy, Inc., Class A*	20,900	4,125,033
International Business Machines Corp.	121,931	26,804,092
Kyndryl Holdings, Inc.*	32,800	1,134,880
MongoDB, Inc.*	10,100	2,351,381
Okta, Inc.*	22,800	1,796,640
Rackspace Technology, Inc.*	9,900	21,879
Snowflake, Inc., Class A*	44,522	6,874,642
Twilio, Inc., Class A*	26,800	2,896,544
VeriSign, Inc.*	14,050	2,907,788

		101,408,734

Semiconductors & Semiconductor Equipment (10.1%)
Advanced Micro Devices, Inc.*	212,553	25,674,277
Allegro MicroSystems, Inc.*	20,454	447,124
Ambarella, Inc.*	1,700	123,658
Amkor Technology, Inc.	17,400	447,006
Analog Devices, Inc.	67,034	14,242,044
Applied Materials, Inc.	110,720	18,006,394
Axcelis Technologies, Inc.*	4,400	307,428
Broadcom, Inc.	600,400	139,196,736
Cirrus Logic, Inc.*	7,400	736,892
Credo Technology Group Holding Ltd.*	17,000	1,142,570
Diodes, Inc.*	5,900	363,853
Enphase Energy, Inc.*	20,100	1,380,468
Entegris, Inc.	22,073	2,186,551
First Solar, Inc.*	14,600	2,573,104
FormFactor, Inc.*	10,300	453,200
GLOBALFOUNDRIES, Inc. (x)*	10,300	441,973
Intel Corp.	579,990	11,628,799
KLA Corp.	18,480	11,644,618
Kulicke & Soffa Industries, Inc.	7,500	349,950
Lam Research Corp.	179,750	12,983,343
Lattice Semiconductor Corp.*	23,300	1,319,945
MACOM Technology Solutions Holdings, Inc.*	6,700	870,397
Marvell Technology, Inc.	115,861	12,796,847
Microchip Technology, Inc.	73,840	4,234,724
Micron Technology, Inc.	145,550	12,249,488
MKS Instruments, Inc.	9,500	991,705
Monolithic Power Systems, Inc.	6,800	4,023,560
NVIDIA Corp.	3,089,879	414,939,851
ON Semiconductor Corp.*	56,700	3,574,935
Onto Innovation, Inc.*	7,900	1,316,693
Power Integrations, Inc.	7,800	481,260
Qorvo, Inc.*	17,127	1,197,691
QUALCOMM, Inc.	151,005	23,197,388
Rambus, Inc.*	16,700	882,762
Semtech Corp.*	3,800	235,030
Silicon Laboratories, Inc.*	4,500	558,990
Skyworks Solutions, Inc.	24,900	2,208,132
Synaptics, Inc.*	5,900	450,288
Teradyne, Inc.	21,410	2,695,947
Texas Instruments, Inc.	123,090	23,080,606
Universal Display Corp.	7,600	1,111,120

		756,747,347

Software (10.2%)
8x8, Inc.*	18,300	48,861
ACI Worldwide, Inc.*	13,200	685,212
Adobe, Inc.*	59,420	26,422,886
Alarm.com Holdings, Inc.*	2,300	139,840
Alkami Technology, Inc.*	1,500	55,020
Altair Engineering, Inc., Class A*	5,900	643,749
ANSYS, Inc.*	11,500	3,879,295
Appfolio, Inc., Class A*	2,500	616,800
Appian Corp., Class A (x)*	3,700	122,026
AppLovin Corp., Class A*	36,000	11,657,880
Aspen Technology, Inc.*	4,872	1,216,197
Atlassian Corp., Class A*	22,400	5,451,712
Aurora Innovation, Inc., Class A*	90,400	569,520
Autodesk, Inc.*	28,650	8,468,081
Bentley Systems, Inc., Class B	28,300	1,321,610
BILL Holdings, Inc.*	14,700	1,245,237
Blackbaud, Inc.*	4,300	317,856
BlackLine, Inc.*	3,500	212,660
Box, Inc., Class A*	22,100	698,360
Cadence Design Systems, Inc.*	36,530	10,975,804
CCC Intelligent Solutions Holdings, Inc.*	57,800	677,994
Cerence, Inc.*	1,600	12,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Cleanspark, Inc.*	35,900	$330,639
Clearwater Analytics Holdings, Inc., Class A*	20,000	550,400
Commvault Systems, Inc.*	5,300	799,823
Confluent, Inc., Class A*	33,200	928,272
Consensus Cloud Solutions, Inc.*	2,166	51,681
Crowdstrike Holdings, Inc., Class A*	30,200	10,333,232
Datadog, Inc., Class A*	40,700	5,815,623
DocuSign, Inc.*	32,100	2,887,074
Dolby Laboratories, Inc., Class A	5,900	460,790
Domo, Inc., Class B*	800	5,664
DoubleVerify Holdings, Inc.*	19,700	378,437
Dropbox, Inc., Class A*	41,200	1,237,648
Dynatrace, Inc.*	39,500	2,146,825
Elastic NV*	10,000	990,800
Fair Isaac Corp.*	3,300	6,570,069
Five9, Inc.*	11,500	467,360
Fortinet, Inc.*	85,300	8,059,144
Freshworks, Inc., Class A*	24,200	391,314
Gen Digital, Inc.	87,016	2,382,498
Gitlab, Inc., Class A*	12,700	715,645
Guidewire Software, Inc.*	11,700	1,972,386
HashiCorp, Inc., Class A*	17,200	588,412
HubSpot, Inc.*	6,500	4,529,005
Informatica, Inc., Class A*	16,900	438,217
Intapp, Inc.*	1,000	64,090
InterDigital, Inc. (x)	1,800	348,696
Intuit, Inc.	36,950	23,223,075
Jamf Holding Corp.*	2,000	28,100
LiveRamp Holdings, Inc.*	1,900	57,703
Manhattan Associates, Inc.*	9,200	2,486,208
MARA Holdings, Inc. (x)*	30,100	504,777
Microsoft Corp.	981,978	413,903,727
MicroStrategy, Inc., Class A*	21,000	6,082,020
N-able, Inc.*	9,750	91,065
nCino, Inc.*	6,200	208,196
NCR Voyix Corp.*	15,200	210,368
Nutanix, Inc., Class A*	34,600	2,116,828
Oracle Corp.	210,321	35,047,891
Palantir Technologies, Inc., Class A*	269,200	20,359,596
Palo Alto Networks, Inc.*	82,400	14,993,504
Pegasystems, Inc.	5,300	493,960
Procore Technologies, Inc.*	14,500	1,086,485
PTC, Inc.*	16,150	2,969,501
Q2 Holdings, Inc.*	6,700	674,355
Qualys, Inc.*	5,500	771,210
Rapid7, Inc.*	7,100	285,633
Roper Technologies, Inc.	14,950	7,771,757
Salesforce, Inc.	123,751	41,373,672
SentinelOne, Inc., Class A*	33,300	739,260
ServiceNow, Inc.*	27,100	28,729,252
Smartsheet, Inc., Class A*	16,600	930,098
SolarWinds Corp.	9,750	138,938
SPS Commerce, Inc.*	6,400	1,177,536
Synopsys, Inc.*	20,920	10,153,731
Tenable Holdings, Inc.*	16,900	665,522
Teradata Corp.*	9,960	310,254
Tyler Technologies, Inc.*	6,000	3,459,840
UiPath, Inc., Class A*	57,700	733,367
Unity Software, Inc.*	42,396	952,638
Varonis Systems, Inc.*	15,600	693,108
Verint Systems, Inc.*	1,400	38,430
Workday, Inc., Class A*	28,480	7,348,694
Workiva, Inc., Class A*	4,000	438,000
Yext, Inc.*	7,100	45,156
Zeta Global Holdings Corp., Class A*	23,700	426,363
Zoom Communications, Inc., Class A*	39,100	3,190,951
Zscaler, Inc.*	12,100	2,182,961

		765,976,634

Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.	1,893,301	474,120,436
Corsair Gaming, Inc.*	4,303	28,443
Dell Technologies, Inc., Class C	34,000	3,918,160
Hewlett Packard Enterprise Co.	190,732	4,072,128
HP, Inc.	127,468	4,159,281
IonQ, Inc. (x)*	26,000	1,086,020
NetApp, Inc.	31,150	3,615,892
Pure Storage, Inc., Class A*	43,200	2,653,776
Super Micro Computer, Inc. (x)*	69,000	2,103,120
Western Digital Corp.*	44,778	2,670,112

		498,427,368

Total Information Technology		2,234,112,722

Materials (2.3%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	30,780	8,927,431
Albemarle Corp. (x)	18,276	1,573,198
Arcadium Lithium plc*	143,937	738,397
Ashland, Inc.	264	18,866
Avient Corp.	12,500	510,750
Axalta Coating Systems Ltd.*	32,258	1,103,869
Balchem Corp.	5,700	929,072
Cabot Corp.	8,900	812,659
Celanese Corp.	13,800	955,098
CF Industries Holdings, Inc.	23,410	1,997,341
Chemours Co. (The) (x)	4,600	77,740
Corteva, Inc.	97,990	5,581,510
Dow, Inc.	95,756	3,842,688
DuPont de Nemours, Inc.	60,232	4,592,690
Eastman Chemical Co.	17,028	1,554,997
Ecolab, Inc.	33,988	7,964,068
Element Solutions, Inc.	38,300	973,969
FMC Corp.	20,200	981,922
HB Fuller Co.	3,600	242,928
Huntsman Corp.	5,000	90,150
International Flavors & Fragrances, Inc.	39,447	3,335,244
Linde plc	64,300	26,920,481
LyondellBasell Industries NV, Class A	39,300	2,918,811
Mosaic Co. (The)	56,130	1,379,675
NewMarket Corp.	300	158,505
Olin Corp.	25,200	851,760
PPG Industries, Inc.	34,000	4,061,300
RPM International, Inc.	18,150	2,233,539
Sherwin-Williams Co. (The)	32,200	10,945,746
Westlake Corp.	200	22,930

		96,297,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Construction Materials (0.3%)
CRH plc	94,400	$8,733,888
Eagle Materials, Inc.	6,100	1,505,236
Knife River Corp.*	7,900	802,956
Martin Marietta Materials, Inc.	8,130	4,199,145
Summit Materials, Inc., Class A*	12,509	632,955
Vulcan Materials Co.	17,500	4,501,525

		20,375,705

Containers & Packaging (0.3%)
Amcor plc	186,929	1,759,002
AptarGroup, Inc.	10,000	1,571,000
Avery Dennison Corp.	11,350	2,123,925
Ball Corp.	45,100	2,486,363
Berry Global Group, Inc.	19,000	1,228,730
Crown Holdings, Inc.	17,450	1,442,940
Graphic Packaging Holding Co.	56,100	1,523,676
International Paper Co.	53,850	2,898,207
Packaging Corp. of America	13,000	2,926,690
Sealed Air Corp.	25,160	851,163
Silgan Holdings, Inc.	10,900	567,345
Smurfit WestRock plc	69,232	3,728,836
Sonoco Products Co.	15,460	755,221

		23,863,098

Metals & Mining (0.4%)
Alcoa Corp.	32,900	1,242,962
ATI, Inc.*	19,000	1,045,760
Carpenter Technology Corp.	6,700	1,137,057
Cleveland-Cliffs, Inc.*	72,400	680,560
Commercial Metals Co.	21,300	1,056,480
Freeport-McMoRan, Inc.	198,494	7,558,652
Newmont Corp.	158,508	5,899,668
Nucor Corp.	32,620	3,807,080
Reliance, Inc.	7,600	2,046,376
Royal Gold, Inc.	12,900	1,700,865
Southern Copper Corp.	13,232	1,205,832
Steel Dynamics, Inc.	21,100	2,406,877
United States Steel Corp.	38,200	1,298,418

		31,086,587

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	8,900	921,595

Total Materials		172,544,319

Real Estate (2.5%)
Diversified REITs (0.0%)†
American Assets Trust, Inc. (REIT)	3,100	81,406
Broadstone Net Lease, Inc. (REIT)	5,600	88,816
Essential Properties Realty Trust, Inc. (REIT)	21,500	672,520
WP Carey, Inc. (REIT)	29,921	1,630,096

		2,472,838

Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	25,080	2,446,554
CareTrust REIT, Inc. (REIT)	12,100	327,305
Diversified Healthcare Trust (REIT)	22,690	52,187
Healthcare Realty Trust, Inc. (REIT), Class A	58,041	983,795
Healthpeak Properties, Inc. (REIT)	110,518	2,240,200
LTC Properties, Inc. (REIT)	2,400	82,920
National Health Investors, Inc. (REIT)	2,800	194,040
Omega Healthcare Investors, Inc. (REIT)	44,440	1,682,054
Sabra Health Care REIT, Inc. (REIT)	11,457	198,435
Ventas, Inc. (REIT)	61,779	3,638,165
Welltower, Inc. (REIT)	81,317	10,248,382

		22,094,037

Hotel & Resort REITs (0.0%)†
Apple Hospitality REIT, Inc. (REIT)	8,100	124,335
DiamondRock Hospitality Co. (REIT)	14,300	129,129
Host Hotels & Resorts, Inc. (REIT)	115,813	2,029,044
Park Hotels & Resorts, Inc. (REIT)	12,535	176,367
RLJ Lodging Trust (REIT)	15,000	153,150
Ryman Hospitality Properties, Inc. (REIT)	10,751	1,121,759
Service Properties Trust (REIT)	11,300	28,702
Sunstone Hotel Investors, Inc. (REIT)	8,400	99,456
Xenia Hotels & Resorts, Inc. (REIT)	5,100	75,786

		3,937,728

Industrial REITs (0.3%)
Americold Realty Trust, Inc. (REIT)	37,100	793,940
EastGroup Properties, Inc. (REIT)	6,800	1,091,332
First Industrial Realty Trust, Inc. (REIT)	20,000	1,002,600
Innovative Industrial Properties, Inc. (REIT)	1,300	86,632
Lineage, Inc. (REIT) (x)	497	29,109
LXP Industrial Trust (REIT) (x)	11,700	95,004
Prologis, Inc. (REIT)	125,763	13,293,149
Rexford Industrial Realty, Inc. (REIT)	29,300	1,132,738
STAG Industrial, Inc. (REIT)	27,800	940,196
Terreno Realty Corp. (REIT)	11,600	686,024

		19,150,724

Office REITs (0.1%)
Brandywine Realty Trust (REIT)	11,500	64,400
BXP, Inc. (REIT)	20,970	1,559,329
COPT Defense Properties (REIT)	6,509	201,454
Cousins Properties, Inc. (REIT)	20,161	617,733
Easterly Government Properties, Inc. (REIT), Class A	8,200	93,152
Hudson Pacific Properties, Inc. (REIT) (x)	24,500	74,235
JBG SMITH Properties (REIT)	9,600	147,552
Kilroy Realty Corp. (REIT)	15,500	626,975
NET Lease Office Properties (REIT) (x)*	2,014	62,857
Orion Office REIT, Inc. (REIT)	5,069	18,806
Paramount Group, Inc. (REIT)	22,800	112,632
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	229,665
SL Green Realty Corp. (REIT)	8,900	604,488
Vornado Realty Trust (REIT)	25,900	1,088,836

		5,502,114

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	43,350	5,691,422
Compass, Inc., Class A*	26,000	152,100
CoStar Group, Inc.*	60,150	4,306,139

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Cushman & Wakefield plc*	1,700	$22,236
eXp World Holdings, Inc. (x)	11,270	129,718
Howard Hughes Holdings, Inc.*	900	69,228
Jones Lang LaSalle, Inc.*	6,600	1,670,724
Kennedy-Wilson Holdings, Inc.	19,700	196,803
Marcus & Millichap, Inc.	1,100	42,086
Newmark Group, Inc., Class A	15,219	194,955
Opendoor Technologies, Inc. (x)*	73,000	116,800
Redfin Corp.*	16,700	131,429
RMR Group, Inc. (The), Class A	271	5,593
Seaport Entertainment Group, Inc. (x)*	854	23,869
St Joe Co. (The)	2,300	103,339
Zillow Group, Inc., Class C*	27,124	2,008,532

		14,864,973

Residential REITs (0.4%)
American Homes 4 Rent (REIT), Class A	47,500	1,777,450
AvalonBay Communities, Inc. (REIT)	20,249	4,454,172
Camden Property Trust (REIT)	15,680	1,819,507
Elme Communities (REIT)	11,170	170,566
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,831,500
Equity Residential (REIT)	49,687	3,565,539
Essex Property Trust, Inc. (REIT)	8,677	2,476,763
Independence Realty Trust, Inc. (REIT)	29,600	587,264
Invitation Homes, Inc. (REIT)	94,496	3,021,037
Mid-America Apartment Communities, Inc. (REIT)	14,938	2,308,967
Sun Communities, Inc. (REIT)	18,600	2,287,242
UDR, Inc. (REIT)	52,936	2,297,952
Veris Residential, Inc. (REIT)	5,300	88,139

		26,686,098

Retail REITs (0.3%)
Acadia Realty Trust (REIT)	9,000	217,440
Agree Realty Corp. (REIT)	13,200	929,940
Brixmor Property Group, Inc. (REIT)	45,300	1,261,152
Curbline Properties Corp. (REIT)	6,200	143,964
Federal Realty Investment Trust (REIT)	12,380	1,385,941
Getty Realty Corp. (REIT)	3,100	93,403
InvenTrust Properties Corp. (REIT)	1,900	57,247
Kimco Realty Corp. (REIT)	99,485	2,330,934
Kite Realty Group Trust (REIT)	34,998	883,350
Macerich Co. (The) (REIT)	3,222	64,182
NNN REIT, Inc. (REIT)	27,190	1,110,711
Phillips Edison & Co., Inc. (REIT)	17,900	670,534
Realty Income Corp. (REIT)	119,341	6,374,003
Regency Centers Corp. (REIT)	26,006	1,922,624
Retail Opportunity Investments Corp. (REIT)	8,200	142,352
Simon Property Group, Inc. (REIT)	45,659	7,862,936
SITE Centers Corp. (REIT)	3,100	47,399
Tanger, Inc. (REIT)	5,300	180,889
Urban Edge Properties (REIT)	8,910	191,565

		25,870,566

Specialized REITs (0.9%)
American Tower Corp. (REIT)	64,100	11,756,581
Crown Castle, Inc. (REIT)	56,850	5,159,706
CubeSmart (REIT)	39,700	1,701,145
Digital Realty Trust, Inc. (REIT)	44,972	7,974,885
EPR Properties (REIT)	1,700	75,276
Equinix, Inc. (REIT)	12,661	11,937,930
Extra Space Storage, Inc. (REIT)	28,741	4,299,654
Four Corners Property Trust, Inc. (REIT)	8,600	233,404
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,776,430
Iron Mountain, Inc. (REIT)	39,355	4,136,604
Lamar Advertising Co. (REIT), Class A	13,639	1,660,412
National Storage Affiliates Trust (REIT)	3,000	113,730
PotlatchDeltic Corp. (REIT)	5,451	213,952
Public Storage (REIT)	21,802	6,528,391
Rayonier, Inc. (REIT)	27,025	705,352
Safehold, Inc. (REIT)	3,000	55,440
SBA Communications Corp. (REIT)	15,300	3,118,140
Uniti Group, Inc. (REIT)	33,900	186,450
VICI Properties, Inc. (REIT), Class A	148,900	4,349,369
Weyerhaeuser Co. (REIT)	111,535	3,139,710

		69,122,561

Total Real Estate		189,701,639

Utilities (2.2%)
Electric Utilities (1.4%)
Alliant Energy Corp.	34,700	2,052,158
American Electric Power Co., Inc.	72,170	6,656,239
Constellation Energy Corp.	42,152	9,429,824
Duke Energy Corp.	104,985	11,311,084
Edison International	51,360	4,100,582
Entergy Corp.	57,000	4,321,740
Evergy, Inc.	36,209	2,228,664
Eversource Energy	54,358	3,121,780
Exelon Corp.	132,456	4,985,644
FirstEnergy Corp.	86,104	3,425,217
IDACORP, Inc.	6,850	748,568
NextEra Energy, Inc.	275,300	19,736,257
NRG Energy, Inc.	27,421	2,473,923
OGE Energy Corp.	36,900	1,522,125
PG&E Corp.	288,900	5,830,002
Pinnacle West Capital Corp.	15,000	1,271,550
Portland General Electric Co.	11,100	484,182
PPL Corp.	100,450	3,260,607
Southern Co. (The)	148,050	12,187,476
Xcel Energy, Inc.	75,680	5,109,913

		104,257,535

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,938,597
Brookfield Infrastructure Corp., Class A	15,261	610,593
National Fuel Gas Co.	13,700	831,316
New Jersey Resources Corp.	9,400	438,510
Southwest Gas Holdings, Inc.	5,900	417,189
UGI Corp.	39,575	1,117,202

		6,353,407

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	$1,334,555
Brookfield Renewable Corp.	2,300	63,618
Ormat Technologies, Inc.	5,200	352,144
Vistra Corp.	45,415	6,261,366

		8,011,683

Multi-Utilities (0.6%)
Ameren Corp.	40,500	3,610,170
CenterPoint Energy, Inc.	99,950	3,171,413
CMS Energy Corp.	45,600	3,039,240
Consolidated Edison, Inc.	50,000	4,461,500
Dominion Energy, Inc.	116,154	6,256,054
DTE Energy Co.	30,400	3,670,800
NiSource, Inc.	61,600	2,264,416
Public Service Enterprise Group, Inc.	67,800	5,728,422
Sempra	89,880	7,884,274
WEC Energy Group, Inc.	46,898	4,410,288

		44,496,577

Water Utilities (0.0%)†
American Water Works Co., Inc.	27,900	3,473,271
Essential Utilities, Inc.	42,062	1,527,692

		5,000,963

Total Utilities		168,120,165

Total Common Stocks (99.6%) (Cost $1,723,544,093)		7,483,697,805

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Chinook Therapeutics, Inc., CVR *	13,100	6,550
Mirati Therapeutics, Inc., CVR (r)*	7,300	2,737

Total Rights (0.0%)† (Cost $7,664)		9,287

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	4,000,000	4,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	3,229,179	3,229,179
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		9,229,179

Total Short-Term Investments (0.1%) (Cost $9,229,179)		9,229,179

Total Investments in Securities (99.7%) (Cost $1,732,780,936)		7,492,936,271
Other Assets Less Liabilities (0.3%)		19,193,624

Net Assets (100%)		$7,512,129,895

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $32,916,420.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $21,689,636. This was collateralized by $13,392,764 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/30/25 - 8/15/54 and by cash of $9,229,179 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	11	3/2025	USD	1,237,390	(69,965)
S&P 500 E-Mini Index	76	3/2025	USD	22,555,850	(729,845)

					(799,810)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$669,101,657	$—	$—		$669,101,657
Consumer Discretionary	855,880,444	—	—		855,880,444
Consumer Staples	393,577,104	—	—		393,577,104
Energy	253,081,148	—	—		253,081,148
Financials	1,070,355,460	—	—		1,070,355,460
Health Care	773,738,496	—	—	(a)	773,738,496
Industrials	703,484,651	—	—		703,484,651
Information Technology	2,234,112,722	—	—		2,234,112,722
Materials	172,544,319	—	—		172,544,319
Real Estate	189,701,639	—	—		189,701,639
Utilities	168,120,165	—	—		168,120,165
Rights
Health Care	—	6,550	2,737		9,287
Short-Term Investments
Investment Companies	9,229,179	—	—		9,229,179

Total Assets	$7,492,926,984	$6,550	$2,737		$7,492,936,271

Liabilities:
Futures	$(799,810)	$—	$—		$(799,810)

Total Liabilities	$(799,810)	$—	$—		$(799,810)

Total	$7,492,127,174	$6,550	$2,737		$7,492,136,461

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(799,810	)*

Total		$(799,810)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$7,871,661	$7,871,661

Total	$7,871,661	$7,871,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,479,737)	$(1,479,737)

Total	$(1,479,737)	$(1,479,737)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$46,112,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$154,642,498
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$774,294,331

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,985,409,368
Aggregate gross unrealized depreciation	(246,485,590)

Net unrealized appreciation	$5,738,923,778

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,753,212,683

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $1,732,780,936)	$7,492,936,271
Cash	27,668,947
Dividends, interest and other receivables	4,968,677
Receivable for Portfolio shares sold	1,317,959
Securities lending income receivable	11,863
Other assets	31,019

Total assets	7,526,934,736

LIABILITIES
Payable for return of collateral on securities loaned	9,229,179
Investment management fees payable	2,071,020
Distribution fees payable – Class IA	1,170,061
Payable for Portfolio shares repurchased	936,285
Administrative fees payable	593,117
Distribution fees payable – Class IB	460,588
Due to broker for futures variation margin	103,339
Trustees’ fees payable	9,829
Accrued expenses	231,423

Total liabilities	14,804,841

Commitments and contingent liabilities^
NET ASSETS	$7,512,129,895

Net assets were comprised of:
Paid in capital	$1,674,149,126
Total distributable earnings (loss)	5,837,980,769

Net assets	$7,512,129,895

Class IA
Net asset value, offering and redemption price per share, $5,388,310,470 / 109,009,106 shares outstanding (unlimited amount authorized: $0.01 par value)	$49.43

Class IB
Net asset value, offering and redemption price per share, $2,123,819,425 / 43,346,981 shares outstanding (unlimited amount authorized: $0.01 par value)	$49.00

(x)	Includes value of securities on loan of $21,689,636.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $27,743 foreign withholding tax)	$96,331,117
Interest	2,433,276
Securities lending (net)	493,856

Total income	99,258,249

EXPENSES
Investment management fees	22,419,594
Distribution fees – Class IA	13,036,694
Administrative fees	6,643,860
Distribution fees – Class IB	5,072,065
Printing and mailing expenses	602,769
Professional fees	293,900
Trustees’ fees	233,662
Custodian fees	158,500
Recoupment fees	65,593
Miscellaneous	654,030

Gross expenses	49,180,667
Less: Waiver from investment manager	(631,265)

Net expenses	48,549,402

NET INVESTMENT INCOME (LOSS)	50,708,847

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:	513,911,284
Futures contracts	7,871,661

Net realized gain (loss)	521,782,945

Change in unrealized appreciation (depreciation) on:
Investments in securities	918,879,093
Futures contracts	(1,479,737)

Net change in unrealized appreciation (depreciation)	917,399,356

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,439,182,301

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,489,891,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$50,708,847	$55,052,525
Net realized gain (loss)	521,782,945	297,129,924
Net change in unrealized appreciation (depreciation)	917,399,356	1,046,465,786

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,489,891,148	1,398,648,235

Distributions to shareholders:
Class IA	(386,572,303)	(234,565,901)
Class IB	(153,205,630)	(91,269,376)

Total distributions to shareholders	(539,777,933)	(325,835,277)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 927,345 and 895,387 shares, respectively ]	44,636,766	36,311,928
Capital shares issued in reinvestment of dividends and distributions [ 7,571,714 and 5,536,946 shares, respectively ]	386,572,303	234,565,901
Capital shares repurchased [ (11,431,042) and (10,905,237) shares, respectively ]	(558,453,800)	(441,042,424)

Total Class IA transactions	(127,244,731)	(170,164,595)

Class IB
Capital shares sold [ 1,982,019 and 2,166,896 shares, respectively ]	95,704,399	86,606,024
Capital shares issued in reinvestment of dividends and distributions [ 3,027,210 and 2,171,930 shares, respectively ]	153,205,630	91,269,376
Capital shares repurchased [ (5,353,159) and (4,589,713) shares, respectively ]	(257,689,822)	(183,882,278)

Total Class IB transactions	(8,779,793)	(6,006,878)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(136,024,524)	(176,171,473)

TOTAL INCREASE (DECREASE) IN NET ASSETS	814,088,691	896,641,485
NET ASSETS:
Beginning of year	6,698,041,204	5,801,399,719

End of year	$7,512,129,895	$6,698,041,204

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2024	2023	2022	2021	2020
Net asset value, beginning of year	$43.14	$36.26	$48.10	$41.35	$36.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.34	0.35	0.36	0.30	0.40
Net realized and unrealized gain (loss)	9.70	8.71	(9.64)	9.93	6.73

Total from investment operations	10.04	9.06	(9.28)	10.23	7.13

Less distributions:
Dividends from net investment income	(0.38)	(0.46)	(0.32)	(0.33)	(0.42)
Distributions from net realized gains	(3.37)	(1.72)	(2.24)	(3.15)	(2.03)

Total dividends and distributions	(3.75)	(2.18)	(2.56)	(3.48)	(2.45)

Net asset value, end of year	$49.43	$43.14	$36.26	$48.10	$41.35

Total return	23.07%	25.12%	(19.46)%	24.93%	19.77%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,388,310	$4,828,771	$4,220,653	$5,655,827	$4,920,389
Ratio of expenses to average net assets:
After waivers (f)	0.67%	0.68%	0.68%	0.68%	0.69%
Before waivers (f)	0.68%	0.70%	0.68%	0.68%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.70%	0.88%	0.87%	0.65%	1.10%
Before waivers (f)	0.69%	0.86%	0.87%	0.65%	1.10%
Portfolio turnover rate^	2%	2%	3%	3%	4%

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$42.78	$35.97	$47.75	$41.07	$36.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.34	0.35	0.35	0.30	0.40
Net realized and unrealized gain (loss)	9.63	8.64	(9.57)	9.86	6.68

Total from investment operations	9.97	8.99	(9.22)	10.16	7.08

Less distributions:
Dividends from net investment income	(0.38)	(0.46)	(0.32)	(0.33)	(0.42)
Distributions from net realized gains	(3.37)	(1.72)	(2.24)	(3.15)	(2.03)

Total dividends and distributions	(3.75)	(2.18)	(2.56)	(3.48)	(2.45)

Net asset value, end of year	$49.00	$42.78	$35.97	$47.75	$41.07

Total return	23.10%	25.13%	(19.47)%	24.93%	19.76%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,123,819	$1,869,271	$1,580,746	$2,088,870	$1,790,054
Ratio of expenses to average net assets:
After waivers (f)	0.67%	0.68%	0.68%	0.68%	0.69%
Before waivers (f)	0.68%	0.70%	0.68%	0.68%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.70%	0.88%	0.87%	0.65%	1.10%
Before waivers (f)	0.69%	0.86%	0.87%	0.65%	1.10%
Portfolio turnover rate^	2%	2%	3%	3%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.0%)†
American Airlines Pass-Through Trust,
Series 2017-2 AA 3.350%, 10/15/29	$226,872	$212,624
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28	365,464	337,031
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	2,181,405	2,208,673

Total Asset-Backed Securities		2,758,328

Corporate Bonds (31.1%)
Communication Services (1.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.800%, 2/15/27	1,000,000	980,073
2.300%, 6/1/27	500,000	471,403
1.650%, 2/1/28 (x)	185,000	167,865
4.100%, 2/15/28	453,000	442,524
4.350%, 3/1/29	1,665,000	1,626,685
4.300%, 2/15/30	5,159,000	4,989,037
5.400%, 2/15/34	3,000,000	3,006,609
Bell Canada (The)
5.100%, 5/11/33	500,000	485,242
5.200%, 2/15/34	2,000,000	1,948,210
British Telecommunications plc
5.125%, 12/4/28	500,000	499,943
9.625%, 12/15/30 (e)	2,000,000	2,416,504
Deutsche Telekom International Finance BV
8.750%, 6/15/30 (e)	2,500,000	2,898,985
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	432,547
TELUS Corp.
2.800%, 2/16/27	400,000	382,645
Verizon Communications, Inc.
3.000%, 3/22/27 (x)	375,000	361,542
2.100%, 3/22/28	750,000	688,772
4.329%, 9/21/28	7,238,000	7,103,843
3.875%, 2/8/29	140,000	134,939
4.016%, 12/3/29	1,500,000	1,439,304
3.150%, 3/22/30	375,000	343,003
1.500%, 9/18/30	600,000	497,112
1.680%, 10/30/30	1,957,000	1,625,188
2.550%, 3/21/31	1,220,000	1,049,721
5.050%, 5/9/33	325,000	321,168

		34,312,864

Entertainment (0.2%)
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	600,123
1.850%, 2/15/31 (x)	295,000	244,929
Netflix, Inc.
4.900%, 8/15/34	1,385,000	1,356,328
Take-Two Interactive Software, Inc.
5.000%, 3/28/26	500,000	501,235
4.950%, 3/28/28	500,000	499,665
5.400%, 6/12/29	95,000	95,929
Tencent Music Entertainment Group
2.000%, 9/3/30	215,000	180,798
TWDC Enterprises 18 Corp.
1.850%, 7/30/26	465,000	445,920
2.950%, 6/15/27	1,000,000	963,740
Walt Disney Co. (The)
1.750%, 1/13/26	1,070,000	1,040,099
3.375%, 11/15/26 (x)	300,000	293,813
2.200%, 1/13/28	700,000	651,528
2.000%, 9/1/29	500,000	444,091
2.650%, 1/13/31	1,250,000	1,104,366
Warnermedia Holdings, Inc.
3.755%, 3/15/27	1,840,000	1,771,238
4.054%, 3/15/29	555,000	516,003
4.279%, 3/15/32	1,145,000	1,009,827

		11,719,632

Interactive Media & Services (0.2%)
Alphabet, Inc.
1.998%, 8/15/26	500,000	481,444
0.800%, 8/15/27	1,000,000	912,809
1.100%, 8/15/30	650,000	540,266
Baidu, Inc.
1.720%, 4/9/26	200,000	192,054
1.625%, 2/23/27	290,000	271,655
4.375%, 3/29/28	290,000	284,441
4.875%, 11/14/28	315,000	313,204
2.375%, 10/9/30	200,000	173,130
2.375%, 8/23/31 (x)	500,000	421,730
Meta Platforms, Inc.
4.600%, 5/15/28	500,000	500,175
4.800%, 5/15/30	350,000	351,854
4.950%, 5/15/33	2,750,000	2,750,774
4.750%, 8/15/34	410,000	398,510
Weibo Corp.
3.375%, 7/8/30	500,000	447,000

		8,039,046

Media (0.4%)
Charter Communications Operating LLC
2.250%, 1/15/29	585,000	516,262
6.100%, 6/1/29	3,235,000	3,302,612
Comcast Corp.
3.150%, 3/1/26	2,000,000	1,969,059
4.150%, 10/15/28	5,025,000	4,899,780
4.550%, 1/15/29	350,000	346,098
5.100%, 6/1/29	295,000	297,423
3.400%, 4/1/30 (x)	2,500,000	2,314,296
4.650%, 2/15/33 (x)	750,000	723,161
4.800%, 5/15/33	500,000	484,724
Discovery Communications LLC
4.900%, 3/11/26	500,000	498,331
4.125%, 5/15/29	455,000	423,648
3.625%, 5/15/30	1,310,000	1,162,970
Fox Corp.
4.709%, 1/25/29	730,000	721,012
3.500%, 4/8/30	2,000,000	1,855,724
6.500%, 10/13/33	450,000	473,881
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	246,715
2.400%, 3/1/31	1,750,000	1,487,268

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
5.375%, 6/15/33	$350,000	$346,714
Paramount Global
3.375%, 2/15/28 (x)	570,000	535,577

		22,605,255

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	470,335
2.875%, 5/7/30	1,450,000	1,292,168
4.700%, 7/21/32	405,000	387,914
Rogers Communications, Inc.
2.900%, 11/15/26	500,000	482,359
3.200%, 3/15/27	500,000	482,350
3.800%, 3/15/32	625,000	561,606
5.300%, 2/15/34	2,000,000	1,950,222
T-Mobile USA, Inc.
1.500%, 2/15/26 (x)	1,000,000	962,900
3.750%, 4/15/27	2,500,000	2,441,133
2.050%, 2/15/28	700,000	641,454
4.950%, 3/15/28	305,000	304,915
4.800%, 7/15/28	625,000	620,643
2.400%, 3/15/29	340,000	305,927
3.875%, 4/15/30	3,000,000	2,822,510
5.200%, 1/15/33	2,610,000	2,583,800
5.750%, 1/15/34	2,000,000	2,049,233

		18,359,469

Total Communication Services		95,036,266

Consumer Discretionary (1.5%)
Automobile Components (0.1%)
Aptiv Swiss Holdings Ltd.
4.350%, 3/15/29	105,000	101,443
5.150%, 9/13/34	400,000	377,345
BorgWarner, Inc.
2.650%, 7/1/27	300,000	285,003
5.400%, 8/15/34	75,000	73,754
Lear Corp.
4.250%, 5/15/29	125,000	119,805
Magna International, Inc.
5.980%, 3/21/26	500,000	499,273
2.450%, 6/15/30 (x)	300,000	262,997
5.500%, 3/21/33 (x)	500,000	505,284

		2,224,904

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	2,500,000	2,085,750
6.100%, 8/19/32	2,500,000	2,493,950
General Motors Co.
6.800%, 10/1/27	405,000	422,656
5.000%, 10/1/28	750,000	745,722
5.400%, 10/15/29 (x)	500,000	502,887
Honda Motor Co. Ltd.
2.534%, 3/10/27	165,000	157,583
2.967%, 3/10/32	200,000	173,308
Toyota Motor Corp.
5.275%, 7/13/26	240,000	242,262
5.118%, 7/13/28	500,000	506,161
3.669%, 7/20/28	355,000	342,400
2.760%, 7/2/29	250,000	229,607
2.362%, 3/25/31	600,000	518,619
5.123%, 7/13/33	500,000	505,328

		8,926,233

Broadline Retail (0.3%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,713,304
4.875%, 5/26/30§	1,000,000	991,350
2.125%, 2/9/31 (x)	490,000	412,761
Amazon.com, Inc.
1.000%, 5/12/26 (x)	1,300,000	1,243,879
3.300%, 4/13/27	1,300,000	1,268,461
1.200%, 6/3/27 (x)	340,000	315,003
3.150%, 8/22/27	4,000,000	3,865,153
4.550%, 12/1/27	1,000,000	1,005,610
3.600%, 4/13/32	1,650,000	1,524,182
4.700%, 12/1/32	1,000,000	993,116
eBay, Inc.
3.600%, 6/5/27	750,000	729,473
2.700%, 3/11/30	700,000	625,753
2.600%, 5/10/31	1,000,000	861,019
JD.com, Inc.
3.875%, 4/29/26	500,000	493,185
3.375%, 1/14/30	320,000	295,481

		16,337,730

Distributors (0.0%)†
Genuine Parts Co.
1.875%, 11/1/30	285,000	236,997
6.875%, 11/1/33	1,000,000	1,094,096

		1,331,093

Diversified Consumer Services (0.0%)†
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	32,427
Yale University
Series 2020 1.482%, 4/15/30 (x)	500,000	424,877

		457,304

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
3.600%, 6/1/26	500,000	493,243
4.625%, 4/13/30	1,500,000	1,484,546
Darden Restaurants, Inc.
6.300%, 10/10/33	290,000	303,298
Expedia Group, Inc.
4.625%, 8/1/27	840,000	835,275
3.250%, 2/15/30	1,500,000	1,380,937
2.950%, 3/15/31	185,000	162,965
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	249,677
5.750%, 1/30/27	320,000	324,829
4.375%, 9/15/28	950,000	922,072
5.250%, 6/30/29	275,000	275,032
Las Vegas Sands Corp.
6.000%, 8/15/29	250,000	252,561
Marriott International, Inc.
5.000%, 10/15/27	165,000	165,996
5.550%, 10/15/28	585,000	596,579
4.900%, 4/15/29	185,000	184,353

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Series AA 4.650%, 12/1/28	$500,000	$495,279
Series FF 4.625%, 6/15/30	725,000	709,880
Series R 3.125%, 6/15/26	500,000	488,606
Series X 4.000%, 4/15/28	500,000	485,328
McDonald’s Corp.
3.500%, 3/1/27	775,000	757,004
3.800%, 4/1/28	1,100,000	1,068,285
4.800%, 8/14/28 (x)	500,000	499,203
5.000%, 5/17/29	320,000	321,870
2.625%, 9/1/29	290,000	263,832
2.125%, 3/1/30	220,000	191,821
4.600%, 9/9/32	350,000	340,589
4.950%, 8/14/33	500,000	494,966
Starbucks Corp.
4.750%, 2/15/26 (x)	185,000	185,338
2.450%, 6/15/26	500,000	484,808
2.000%, 3/12/27	350,000	330,308
3.500%, 3/1/28 (x)	750,000	723,428
4.000%, 11/15/28 (x)	800,000	774,124
2.250%, 3/12/30	350,000	306,183
3.000%, 2/14/32	220,000	192,166
4.800%, 2/15/33	355,000	346,366

		17,090,747

Household Durables (0.1%)
DR Horton, Inc.
1.300%, 10/15/26	275,000	258,635
1.400%, 10/15/27	750,000	684,989
Leggett & Platt, Inc.
3.500%, 11/15/27 (x)	500,000	471,779
4.400%, 3/15/29 (x)	350,000	327,515
Mohawk Industries, Inc.
5.850%, 9/18/28 (x)	125,000	128,118
3.625%, 5/15/30	350,000	322,740
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,186,156
PulteGroup, Inc.
5.000%, 1/15/27	424,000	424,336
Whirlpool Corp.
4.750%, 2/26/29	150,000	147,681
4.700%, 5/14/32	285,000	264,704
5.500%, 3/1/33	100,000	97,397

		4,314,050

Leisure Products (0.0%)†
Hasbro, Inc.
3.550%, 11/19/26	250,000	244,058
3.500%, 9/15/27 (x)	290,000	279,270
3.900%, 11/19/29	500,000	469,869

		993,197

Specialty Retail (0.5%)
AutoNation, Inc.
3.800%, 11/15/27	500,000	482,725
1.950%, 8/1/28	225,000	202,231
2.400%, 8/1/31 (x)	150,000	123,622
3.850%, 3/1/32 (x)	300,000	268,773
AutoZone, Inc.
3.125%, 4/21/26	125,000	122,448
5.050%, 7/15/26	375,000	377,159
4.500%, 2/1/28	280,000	276,611
3.750%, 4/18/29	500,000	475,212
5.100%, 7/15/29	385,000	386,417
4.750%, 8/1/32	330,000	318,676
5.200%, 8/1/33 (x)	500,000	491,668
Best Buy Co., Inc.
4.450%, 10/1/28 (x)	1,000,000	982,117
1.950%, 10/1/30	375,000	315,992
Home Depot, Inc. (The)
3.000%, 4/1/26	750,000	736,773
2.125%, 9/15/26	625,000	601,246
2.875%, 4/15/27	335,000	323,440
2.800%, 9/14/27	750,000	718,299
0.900%, 3/15/28	700,000	624,888
3.900%, 12/6/28	290,000	282,499
4.900%, 4/15/29	585,000	589,682
2.950%, 6/15/29	455,000	422,694
4.750%, 6/25/29	340,000	340,445
3.250%, 4/15/32	435,000	388,599
4.500%, 9/15/32 (x)	440,000	427,829
4.950%, 6/25/34 (x)	3,000,000	2,956,507
Lowe’s Cos., Inc.
4.800%, 4/1/26	200,000	200,335
2.500%, 4/15/26	750,000	731,013
3.350%, 4/1/27	180,000	174,799
3.100%, 5/3/27 (x)	750,000	725,031
1.300%, 4/15/28	655,000	585,189
1.700%, 9/15/28 (x)	250,000	223,225
3.650%, 4/5/29 (x)	680,000	647,472
1.700%, 10/15/30	655,000	546,742
2.625%, 4/1/31 (x)	1,750,000	1,519,405
3.750%, 4/1/32	500,000	457,364
5.000%, 4/15/33 (x)	415,000	408,697
O’Reilly Automotive, Inc.
3.550%, 3/15/26	500,000	493,407
4.350%, 6/1/28	800,000	782,927
4.700%, 6/15/32	250,000	241,528
5.000%, 8/19/34 (x)	500,000	484,554
Ross Stores, Inc.
0.875%, 4/15/26	1,400,000	1,333,467
TJX Cos., Inc. (The)
2.250%, 9/15/26	500,000	482,014
1.150%, 5/15/28	300,000	267,678
Tractor Supply Co.
1.750%, 11/1/30	280,000	233,863
5.250%, 5/15/33	75,000	74,869

		23,850,131

Textiles, Apparel & Luxury Goods (0.0%)†
NIKE, Inc.
2.375%, 11/1/26	1,000,000	962,078
2.850%, 3/27/30	1,000,000	909,442
Ralph Lauren Corp.
2.950%, 6/15/30	130,000	117,664

		1,989,184

Total Consumer Discretionary		77,514,573

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Consumer Staples (1.8%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28 (x)	$1,345,000	$1,319,527
4.750%, 1/23/29	3,470,000	3,466,481
Brown-Forman Corp.
4.750%, 4/15/33 (x)	800,000	776,739
Coca-Cola Co.(The)
2.900%, 5/25/27	500,000	482,460
1.450%, 6/1/27 (x)	300,000	279,755
1.500%, 3/5/28	730,000	663,094
1.000%, 3/15/28	440,000	394,084
2.125%, 9/6/29	750,000	672,150
1.650%, 6/1/30	1,010,000	860,006
2.000%, 3/5/31	835,000	711,105
4.650%, 8/14/34	280,000	272,471
Coca-Cola Consolidated, Inc.
5.250%, 6/1/29	125,000	126,605
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,161,858
Constellation Brands, Inc.
5.000%, 2/2/26	85,000	84,861
3.500%, 5/9/27	300,000	291,420
4.350%, 5/9/27	500,000	494,172
4.650%, 11/15/28	310,000	305,919
3.150%, 8/1/29	750,000	689,837
2.250%, 8/1/31	475,000	395,029
4.750%, 5/9/32	500,000	480,898
4.900%, 5/1/33	250,000	241,278
Diageo Capital plc
3.875%, 5/18/28	400,000	389,093
2.375%, 10/24/29	410,000	367,281
2.000%, 4/29/30	245,000	211,032
5.625%, 10/5/33	1,500,000	1,537,637
Keurig Dr Pepper, Inc.
2.550%, 9/15/26	200,000	193,142
3.950%, 4/15/29 (x)	500,000	479,995
2.250%, 3/15/31	210,000	177,354
4.050%, 4/15/32	335,000	312,923
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	662,885
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 2/16/34	2,000,000	1,934,323
PepsiCo, Inc.
4.550%, 2/13/26	195,000	195,258
2.850%, 2/24/26	300,000	294,639
2.375%, 10/6/26 (x)	670,000	646,941
2.625%, 3/19/27	350,000	336,747
3.600%, 2/18/28 (x)	500,000	486,036
4.450%, 5/15/28	300,000	298,808
2.625%, 7/29/29	375,000	344,048
2.750%, 3/19/30	350,000	318,088
1.625%, 5/1/30	190,000	161,781
1.950%, 10/21/31	3,130,000	2,601,985
3.900%, 7/18/32	200,000	186,848
4.450%, 2/15/33	300,000	296,866
4.800%, 7/17/34 (x)	200,000	195,917

		26,799,376

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.
3.000%, 5/18/27	2,500,000	2,426,753
Dollar General Corp.
3.875%, 4/15/27	500,000	487,771
4.625%, 11/1/27	400,000	396,497
5.200%, 7/5/28	415,000	415,300
Dollar Tree, Inc.
2.650%, 12/1/31	500,000	421,910
Kroger Co. (The)
2.650%, 10/15/26	600,000	578,682
4.500%, 1/15/29	350,000	344,835
1.700%, 1/15/31	625,000	513,334
5.000%, 9/15/34	2,340,000	2,265,485
Sysco Corp.
2.400%, 2/15/30	115,000	101,175
5.950%, 4/1/30	2,000,000	2,074,389
2.450%, 12/14/31	180,000	150,823
Target Corp.
2.500%, 4/15/26	2,000,000	1,951,070
1.950%, 1/15/27	400,000	380,302
3.375%, 4/15/29	750,000	711,036
4.500%, 9/15/32 (x)	500,000	482,441
4.400%, 1/15/33	85,000	81,305
Walmart, Inc.
4.000%, 4/15/26	135,000	134,331
3.050%, 7/8/26	415,000	406,765
1.050%, 9/17/26	500,000	473,065
3.950%, 9/9/27	440,000	435,144
3.900%, 4/15/28	315,000	309,204
1.500%, 9/22/28	475,000	426,393
2.375%, 9/24/29	19,000	17,277
4.000%, 4/15/30 (x)	250,000	244,118
1.800%, 9/22/31	210,000	175,185
4.150%, 9/9/32 (x)	470,000	451,844
4.100%, 4/15/33 (x)	2,335,000	2,221,889

		19,078,323

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	483,618
2.900%, 3/1/32	340,000	293,061
Bunge Ltd. Finance Corp.
3.250%, 8/15/26	215,000	209,774
3.750%, 9/25/27	225,000	218,684
2.750%, 5/14/31	750,000	646,840
4.650%, 9/17/34	200,000	188,694
Campbell’s Co. (The)
5.400%, 3/21/34 (x)	750,000	745,903
Conagra Brands, Inc.
5.300%, 10/1/26 (x)	295,000	297,835
4.850%, 11/1/28	885,000	880,152
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	521,216
2.400%, 3/15/31	160,000	135,393
General Mills, Inc.
4.200%, 4/17/28	375,000	367,008
2.250%, 10/14/31	875,000	730,115
4.950%, 3/29/33	180,000	175,062
Hershey Co. (The)
4.250%, 5/4/28	350,000	346,049
2.450%, 11/15/29	200,000	180,391

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
1.700%, 6/1/30	$390,000	$331,324
4.500%, 5/4/33	355,000	344,762
Hormel Foods Corp.
1.700%, 6/3/28	535,000	483,621
1.800%, 6/11/30	415,000	354,246
Ingredion, Inc.
3.200%, 10/1/26	200,000	194,636
J M Smucker Co. (The)
3.375%, 12/15/27 (x)	850,000	820,905
2.375%, 3/15/30	185,000	163,166
JBS USA Holding Lux Sarl
5.125%, 2/1/28	2,500,000	2,485,711
Kellanova
3.400%, 11/15/27	650,000	626,727
4.300%, 5/15/28	500,000	490,958
5.250%, 3/1/33	180,000	179,455
McCormick & Co., Inc.
0.900%, 2/15/26	235,000	224,815
3.400%, 8/15/27 (x)	750,000	724,807
1.850%, 2/15/31	165,000	136,378
4.950%, 4/15/33	290,000	282,011
4.700%, 10/15/34 (x)	165,000	155,038
Mondelez International, Inc.
2.625%, 3/17/27	400,000	381,895
2.750%, 4/13/30	835,000	746,662
3.000%, 3/17/32	400,000	346,872
4.750%, 8/28/34 (x)	125,000	119,348
Tyson Foods, Inc.
4.000%, 3/1/26	250,000	248,081
3.550%, 6/2/27	975,000	945,357
4.350%, 3/1/29	325,000	315,738
Unilever Capital Corp.
2.000%, 7/28/26	250,000	240,919
3.500%, 3/22/28	1,000,000	965,990
4.875%, 9/8/28	200,000	201,621
2.125%, 9/6/29	500,000	445,023
1.375%, 9/14/30	210,000	173,967
1.750%, 8/12/31	345,000	284,857
4.625%, 8/12/34	220,000	211,722

		20,046,407

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31	210,000	175,115
Clorox Co. (The)
3.100%, 10/1/27	500,000	478,243
3.900%, 5/15/28	500,000	484,514
4.400%, 5/1/29	500,000	489,425
1.800%, 5/15/30	140,000	118,789
4.600%, 5/1/32	500,000	486,772
Colgate-Palmolive Co.
3.100%, 8/15/27	250,000	241,147
4.600%, 3/1/28 (x)	355,000	355,931
Kimberly-Clark Corp.
2.750%, 2/15/26	250,000	245,066
1.050%, 9/15/27	250,000	228,169
3.950%, 11/1/28	375,000	366,291
3.200%, 4/25/29	750,000	706,862
2.000%, 11/2/31	750,000	629,841
4.500%, 2/16/33	100,000	96,853
Procter & Gamble Co. (The)
4.100%, 1/26/26	125,000	124,538
1.000%, 4/23/26	350,000	335,427
2.450%, 11/3/26	500,000	482,915
1.900%, 2/1/27	600,000	569,587
2.850%, 8/11/27	1,000,000	962,456
3.950%, 1/26/28	250,000	246,679
1.200%, 10/29/30 (x)	500,000	410,881
1.950%, 4/23/31	1,000,000	852,082
2.300%, 2/1/32 (x)	600,000	515,255
4.050%, 1/26/33	250,000	238,298

		9,841,136

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The)
3.150%, 3/15/27	500,000	483,857
4.375%, 5/15/28 (x)	225,000	221,861
1.950%, 3/15/31	585,000	485,689
4.650%, 5/15/33	250,000	238,545
Haleon US Capital LLC
3.375%, 3/24/27	550,000	533,171
3.375%, 3/24/29	500,000	469,408
3.625%, 3/24/32	610,000	551,835

		2,984,366

Tobacco (0.3%)
Altria Group, Inc.
4.400%, 2/14/26	195,000	193,931
2.625%, 9/16/26 (x)	430,000	415,482
3.400%, 5/6/30	2,240,000	2,052,178
6.875%, 11/1/33	1,000,000	1,083,423
BAT Capital Corp.
3.215%, 9/6/26 (x)	750,000	730,951
2.259%, 3/25/28	350,000	321,527
3.462%, 9/6/29	750,000	697,127
4.906%, 4/2/30	1,500,000	1,482,079
6.343%, 8/2/30	500,000	525,627
4.742%, 3/16/32	500,000	479,529
7.750%, 10/19/32	110,000	124,500
6.421%, 8/2/33	500,000	526,874
BAT International Finance plc
1.668%, 3/25/26 (x)	350,000	336,536
4.448%, 3/16/28	500,000	491,783
5.931%, 2/2/29	390,000	401,350
Philip Morris International, Inc.
4.875%, 2/13/26	1,375,000	1,377,573
0.875%, 5/1/26	300,000	285,562
3.125%, 8/17/27	1,000,000	963,691
4.875%, 2/15/28	1,500,000	1,502,403
5.250%, 9/7/28	500,000	506,726
5.125%, 2/15/30	1,500,000	1,506,566
2.100%, 5/1/30	120,000	103,596
1.750%, 11/1/30	300,000	249,487
5.375%, 2/15/33	1,500,000	1,502,461
5.625%, 9/7/33	500,000	506,681
4.900%, 11/1/34	500,000	480,534

		18,848,177

Total Consumer Staples		97,597,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
2.061%, 12/15/26	$500,000	$475,862
3.337%, 12/15/27	1,250,000	1,202,580
3.138%, 11/7/29	215,000	198,147
4.486%, 5/1/30	145,000	141,760
Halliburton Co.
2.920%, 3/1/30	2,000,000	1,800,181
Helmerich & Payne, Inc.
2.900%, 9/29/31	105,000	87,343
Schlumberger Investment SA
4.500%, 5/15/28	500,000	494,793
2.650%, 6/26/30	1,350,000	1,201,449
4.850%, 5/15/33	270,000	263,012

		5,865,127

Oil, Gas & Consumable Fuels (1.7%)
Boardwalk Pipelines LP
5.950%, 6/1/26 (x)	250,000	252,561
4.800%, 5/3/29	415,000	407,230
BP Capital Markets America, Inc.
3.410%, 2/11/26 (x)	750,000	741,106
3.119%, 5/4/26	500,000	491,004
4.234%, 11/6/28	1,250,000	1,222,063
4.970%, 10/17/29	500,000	502,676
1.749%, 8/10/30 (x)	3,300,000	2,787,316
2.721%, 1/12/32	625,000	533,923
4.812%, 2/13/33	215,000	207,249
4.893%, 9/11/33 (x)	1,000,000	967,326
5.227%, 11/17/34	1,000,000	985,973
BP Capital Markets plc
3.279%, 9/19/27	1,250,000	1,206,779
Canadian Natural Resources Ltd.
3.850%, 6/1/27 (x)	1,300,000	1,270,158
2.950%, 7/15/30	350,000	310,703
5.400%, 12/15/34§	250,000	242,558
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27 (x)	2,500,000	2,510,181
Cheniere Energy Partners LP
5.950%, 6/30/33	925,000	946,303
Chevron Corp.
2.954%, 5/16/26	1,500,000	1,470,673
1.995%, 5/11/27	250,000	236,178
2.236%, 5/11/30	1,325,000	1,163,414
Chevron USA, Inc.
1.018%, 8/12/27	310,000	283,482
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	553,866
CNOOC Finance 2015 USA LLC
4.375%, 5/2/28	200,000	197,756
Coterra Energy, Inc.
4.375%, 3/15/29	350,000	338,342
Devon Energy Corp.
5.200%, 9/15/34	1,000,000	949,083
Diamondback Energy, Inc.
3.250%, 12/1/26	765,000	744,275
5.150%, 1/30/30	375,000	375,034
Enbridge, Inc.
1.600%, 10/4/26 (x)	270,000	255,586
4.250%, 12/1/26 (x)	500,000	495,292
3.125%, 11/15/29 (x)	750,000	685,988
5.700%, 3/8/33	275,000	277,029
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 7.200%, 6/27/54 (k)	2,000,000	2,055,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.500%, 1/15/84 (k)(x)	355,000	393,606
Energy Transfer LP
4.750%, 1/15/26	1,250,000	1,248,154
3.900%, 7/15/26	500,000	493,143
4.950%, 5/15/28	300,000	298,999
4.950%, 6/15/28	375,000	373,733
5.250%, 4/15/29	1,000,000	1,003,698
4.150%, 9/15/29	750,000	718,164
6.400%, 12/1/30	460,000	484,864
6.550%, 12/1/33	1,500,000	1,588,864
5.550%, 5/15/34	1,000,000	990,223
5.600%, 9/1/34	1,000,000	993,660
Enterprise Products Operating LLC
5.050%, 1/10/26	115,000	115,492
4.150%, 10/16/28	600,000	584,634
3.125%, 7/31/29	750,000	697,138
2.800%, 1/31/30	755,000	680,355
5.350%, 1/31/33	500,000	502,949
4.850%, 1/31/34	1,000,000	968,600
(CME Term SOFR 3 Month + 2.83%), 5.375%, 2/15/78 (k)	500,000	476,250
Series E
(CME Term SOFR 3 Month + 3.29%), 5.250%, 8/16/77 (k)	750,000	732,187
EOG Resources, Inc.
4.150%, 1/15/26	500,000	498,260
EQT Corp.
5.700%, 4/1/28	375,000	379,766
5.750%, 2/1/34 (x)	2,000,000	1,983,872
Equinor ASA
1.750%, 1/22/26	415,000	402,464
3.625%, 9/10/28	600,000	579,204
2.375%, 5/22/30	375,000	331,815
Exxon Mobil Corp.
3.043%, 3/1/26	2,025,000	1,994,392
2.275%, 8/16/26	500,000	483,179
HF Sinclair Corp.
5.875%, 4/1/26	250,000	251,990
Kinder Morgan, Inc.
1.750%, 11/15/26	1,715,000	1,624,370
4.300%, 3/1/28 (x)	1,250,000	1,224,719
5.100%, 8/1/29	235,000	234,923
5.400%, 2/1/34	2,000,000	1,977,690
Marathon Petroleum Corp.
3.800%, 4/1/28	300,000	288,472
MPLX LP
1.750%, 3/1/26	350,000	337,833
4.125%, 3/1/27	2,085,000	2,052,172
2.650%, 8/15/30	455,000	397,712
Occidental Petroleum Corp.
5.200%, 8/1/29	320,000	317,124
5.375%, 1/1/32 (x)	2,000,000	1,954,477
5.550%, 10/1/34	1,000,000	969,807

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
ONEOK, Inc.
5.850%, 1/15/26	$160,000	$161,393
5.000%, 3/1/26	250,000	250,213
5.550%, 11/1/26	290,000	293,798
4.000%, 7/13/27	225,000	220,347
5.650%, 11/1/28	190,000	193,471
4.350%, 3/15/29	500,000	485,812
3.400%, 9/1/29	500,000	463,968
3.100%, 3/15/30	350,000	316,599
3.250%, 6/1/30	250,000	226,813
5.800%, 11/1/30	310,000	317,697
5.050%, 11/1/34	2,000,000	1,912,444
Ovintiv, Inc.
5.650%, 5/15/28	420,000	425,163
Phillips 66
1.300%, 2/15/26	140,000	134,725
3.900%, 3/15/28	500,000	484,459
Phillips 66 Co.
3.550%, 10/1/26	300,000	294,330
4.950%, 12/1/27	500,000	502,512
Pioneer Natural Resources Co.
1.125%, 1/15/26	350,000	337,501
5.100%, 3/29/26	160,000	160,970
1.900%, 8/15/30	1,000,000	850,304
2.150%, 1/15/31 (x)	260,000	220,272
Plains All American Pipeline LP
4.500%, 12/15/26 (x)	500,000	497,169
3.550%, 12/15/29	2,500,000	2,320,102
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	500,000	501,451
4.500%, 5/15/30	1,225,000	1,184,258
Shell Finance US, Inc.
2.750%, 4/6/30	415,000	373,737
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34§	1,000,000	972,686
Spectra Energy Partners LP
3.375%, 10/15/26	315,000	307,199
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	1,045,230
6.500%, 3/30/34 (x)	2,000,000	2,113,120
TC PipeLines LP
3.900%, 5/25/27	200,000	195,573
TotalEnergies Capital International SA
3.455%, 2/19/29	750,000	712,659
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	242,349
4.724%, 9/10/34	250,000	240,186
TransCanada PipeLines Ltd.
4.875%, 1/15/26	550,000	549,599
4.250%, 5/15/28	1,750,000	1,706,659
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	484,522
3.250%, 5/15/30	250,000	226,890
Valero Energy Corp.
2.150%, 9/15/27	750,000	700,552
4.350%, 6/1/28	240,000	234,805
4.000%, 4/1/29	765,000	732,700
Valero Energy Partners LP
4.500%, 3/15/28 (x)	500,000	491,970
Western Midstream Operating LP
6.350%, 1/15/29	415,000	429,067
6.150%, 4/1/33	415,000	422,712
5.450%, 11/15/34	1,000,000	963,088
Williams Cos., Inc. (The)
5.400%, 3/2/26 (x)	385,000	387,451
3.750%, 6/15/27	500,000	486,987
5.300%, 8/15/28	500,000	505,016
2.600%, 3/15/31	1,165,000	1,004,185
4.650%, 8/15/32	750,000	712,111
5.650%, 3/15/33	500,000	503,324
5.150%, 3/15/34	750,000	729,557

		87,524,766

Total Energy		93,389,893

Financials (13.1%)
Banks (7.5%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28 (k)	600,000	613,670
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)	500,000	547,592
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 6.033%, 3/13/35 (k)	1,000,000	999,753
Banco Santander SA
1.849%, 3/25/26	600,000	577,738
4.250%, 4/11/27	1,000,000	981,934
5.294%, 8/18/27	435,000	437,858
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27 (k)	485,000	458,358
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	200,000	195,653
4.379%, 4/12/28	1,200,000	1,169,271
5.588%, 8/8/28	500,000	506,381
3.306%, 6/27/29	800,000	742,269
3.490%, 5/28/30	200,000	182,305
2.749%, 12/3/30	1,745,000	1,474,576
2.958%, 3/25/31	480,000	417,843
5.439%, 7/15/31	500,000	498,197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)	600,000	509,152
6.921%, 8/8/33	295,000	310,045
6.938%, 11/7/33	1,250,000	1,359,408
6.350%, 3/14/34	600,000	607,637
Bank of America Corp.
4.450%, 3/3/26	655,000	651,824
(SOFR + 1.29%), 5.080%, 1/20/27 (k)	500,000	501,228
(CME Term SOFR 3 Month + 1.32%), 3.559%, 4/23/27 (k)(x)	1,500,000	1,475,464
(SOFR + 0.96%), 1.734%, 7/22/27 (k)	2,410,000	2,297,669
(SOFR + 1.34%), 5.933%, 9/15/27 (k)	1,000,000	1,017,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
(CME Term SOFR 3 Month + 1.84%), 3.824%, 1/20/28 (k)	$1,000,000	$978,328
(SOFR + 1.05%), 2.551%, 2/4/28 (k)	800,000	762,061
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)	1,500,000	1,459,818
(SOFR + 1.58%), 4.376%, 4/27/28 (k)	1,250,000	1,235,076
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28 (k)	4,450,000	4,267,417
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29 (k)	2,000,000	1,938,127
(SOFR + 1.63%), 5.202%, 4/25/29 (k)	1,000,000	1,004,246
(SOFR + 1.06%), 2.087%, 6/14/29 (k)	2,150,000	1,949,379
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29 (k)	2,250,000	2,188,724
(SOFR + 1.57%), 5.819%, 9/15/29 (k)	1,000,000	1,024,132
(CME Term SOFR 3 Month + 1.44%), 3.194%, 7/23/30 (k)	1,300,000	1,196,483
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31 (k)	2,500,000	2,198,017
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	1,000,000	840,772
(SOFR + 1.37%), 1.922%, 10/24/31 (k)	1,500,000	1,252,904
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	2,000,000	1,719,595
(SOFR + 1.22%), 2.299%, 7/21/32 (k)	1,500,000	1,252,249
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	1,350,000	1,137,502
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	490,000	421,063
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	950,690
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	1,000,000	980,281
(SOFR + 1.91%), 5.288%, 4/25/34 (k)	1,000,000	990,234
(SOFR + 1.84%), 5.872%, 9/15/34 (k)	1,750,000	1,801,205
(SOFR + 1.65%), 5.468%, 1/23/35 (k)	2,000,000	2,008,165
(SOFR + 1.91%), 5.425%, 8/15/35 (k)	500,000	486,946
(SOFR + 1.74%), 5.518%, 10/25/35 (k)	500,000	488,545
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	1,750,000	1,425,797
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)(x)	1,400,000	1,238,399
Series N
(SOFR + 0.91%), 1.658%, 3/11/27 (k)	750,000	722,604
(SOFR + 1.22%), 2.651%, 3/11/32 (k)	500,000	430,560
Bank of America NA
5.526%, 8/18/26	750,000	760,588
Bank of Montreal
5.300%, 6/5/26	350,000	353,019
1.250%, 9/15/26	500,000	472,498
(SOFR + 0.60%), 0.949%, 1/22/27 (k)	1,200,000	1,151,603
2.650%, 3/8/27	265,000	253,833
5.203%, 2/1/28	500,000	504,505
5.717%, 9/25/28 (x)	500,000	512,561
5.511%, 6/4/31 (x)	500,000	507,021
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37 (k)	750,000	624,616
Series H 4.700%, 9/14/27 (x)	500,000	498,484
Bank of Nova Scotia (The)
4.750%, 2/2/26	120,000	120,149
1.050%, 3/2/26	750,000	719,782
1.350%, 6/24/26 (x)	500,000	476,559
2.700%, 8/3/26 (x)	750,000	727,516
1.300%, 9/15/26	500,000	473,113
1.950%, 2/2/27	175,000	165,423
2.951%, 3/11/27	500,000	481,444
5.250%, 6/12/28	200,000	202,235
5.450%, 8/1/29	295,000	300,175
4.850%, 2/1/30	125,000	123,700
2.150%, 8/1/31	500,000	415,580
2.450%, 2/2/32	250,000	208,567
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81 (k)	2,250,000	2,070,000
BankUnited, Inc.
5.125%, 6/11/30	750,000	719,062
Barclays plc
4.375%, 1/12/26	1,500,000	1,493,002
(SOFR + 2.21%), 5.829%, 5/9/27 (k)	750,000	757,726
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27 (k)	735,000	698,292
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28 (k)	690,000	696,900
(SOFR + 1.34%), 4.837%, 9/10/28 (k)	305,000	302,926
4.972%, 5/16/29	1,000,000	990,692
(SOFR + 1.74%), 5.690%, 3/12/30 (k)	2,000,000	2,019,570
5.088%, 6/20/30	2,000,000	1,946,371
(SOFR + 1.56%), 4.942%, 9/10/30 (k)	285,000	279,322
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)	1,000,000	847,153
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32 (k)	675,000	568,405
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	450,000	461,701

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
(SOFR + 3.57%), 7.119%, 6/27/34 (k)(x)	$935,000	$990,713
(SOFR + 2.62%), 6.692%, 9/13/34 (k)	1,350,000	1,427,887
(SOFR + 1.91%), 5.335%, 9/10/35 (k)	460,000	442,101
BPCE SA
3.375%, 12/2/26	500,000	485,865
Canadian Imperial Bank of Commerce
1.250%, 6/22/26	750,000	713,605
5.615%, 7/17/26	200,000	202,667
5.926%, 10/2/26 (x)	500,000	509,896
3.450%, 4/7/27	225,000	218,570
(SOFR + 0.93%), 4.508%, 9/11/27 (k)	190,000	188,785
5.001%, 4/28/28 (x)	500,000	500,344
5.986%, 10/3/28	500,000	515,610
5.260%, 4/8/29 (x)	500,000	503,575
(SOFR + 1.34%), 4.631%, 9/11/30 (k)(x)	160,000	156,372
3.600%, 4/7/32	225,000	201,641
6.092%, 10/3/33	250,000	261,253
Citibank NA
5.803%, 9/29/28	1,000,000	1,030,138
5.570%, 4/30/34	1,500,000	1,516,761
Citigroup, Inc.
4.600%, 3/9/26	595,000	593,322
3.400%, 5/1/26	2,500,000	2,458,327
(SOFR + 0.77%), 1.122%, 1/28/27 (k)	1,250,000	1,199,691
(SOFR + 0.77%), 1.462%, 6/9/27 (k)	1,375,000	1,308,376
4.450%, 9/29/27	1,250,000	1,231,938
(SOFR + 1.28%), 3.070%, 2/24/28 (k)(x)	1,000,000	961,215
(SOFR + 1.89%), 4.658%, 5/24/28 (k)	715,000	709,898
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28 (k)(x)	2,500,000	2,403,417
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29 (k)	2,000,000	1,939,073
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30 (k)	1,750,000	1,668,388
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	1,250,000	1,126,923
(SOFR + 1.15%), 2.666%, 1/29/31 (k)	1,500,000	1,326,287
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	2,000,000	1,744,307
(SOFR + 1.17%), 2.561%, 5/1/32 (k)	835,000	707,552
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	895,000	746,776
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	800,000	686,647
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	1,500,000	1,347,481
(SOFR + 2.09%), 4.910%, 5/24/33 (k)(x)	500,000	482,117
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	715,000	728,512
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.28%), 5.592%, 11/19/34 (k)	3,000,000	2,970,895
(SOFR + 2.06%), 5.827%, 2/13/35 (k)	3,000,000	2,977,343
(SOFR + 1.45%), 5.449%, 6/11/35 (k)	1,000,000	992,544
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.411%, 9/19/39 (k)	500,000	475,865
Citizens Bank NA
3.750%, 2/18/26	500,000	493,496
(SOFR + 2.00%), 4.575%, 8/9/28 (k)	500,000	492,737
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	483,392
2.500%, 2/6/30	150,000	130,195
3.250%, 4/30/30	470,000	424,755
(SOFR + 1.91%), 5.718%, 7/23/32 (k)	300,000	299,381
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)(x)	500,000	486,049
Comerica Bank
(SOFR + 2.61%), 5.332%, 8/25/33 (k)	250,000	237,286
Comerica, Inc.
4.000%, 2/1/29	450,000	428,176
Cooperatieve Rabobank UA
3.750%, 7/21/26	815,000	798,328
4.494%, 10/17/29	1,200,000	1,176,524
Discover Bank
3.450%, 7/27/26	840,000	820,795
4.650%, 9/13/28	625,000	611,537
2.700%, 2/6/30	250,000	220,451
Fifth Third Bancorp
(SOFR + 0.69%), 1.707%, 11/1/27 (k)	310,000	292,366
3.950%, 3/14/28	750,000	724,848
(SOFR + 1.36%), 4.055%, 4/25/28 (k)	290,000	283,607
(SOFR + 2.34%), 6.339%, 7/27/29 (k)	105,000	108,720
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30 (k)	500,000	489,054
(SOFR + 1.66%), 4.337%, 4/25/33 (k)	250,000	232,040
Fifth Third Bank, Inc.
3.850%, 3/15/26	600,000	593,160
2.250%, 2/1/27	300,000	285,143
HSBC Holdings plc
(SOFR + 1.57%), 5.887%, 8/14/27 (k)	1,750,000	1,775,042
(CME Term SOFR 3 Month + 1.81%), 4.041%, 3/13/28 (k)	1,250,000	1,223,176
(SOFR + 2.11%), 4.755%, 6/9/28 (k)	1,000,000	992,652
(SOFR + 2.61%), 5.210%, 8/11/28 (k)	495,000	496,430
(SOFR + 1.97%), 6.161%, 3/9/29 (k)	380,000	389,922

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
(CME Term SOFR 3 Month + 1.80%), 4.583%, 6/19/29 (k)	$1,120,000	$1,101,563
(SOFR + 1.29%), 2.206%, 8/17/29 (k)	450,000	403,965
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30 (k)	1,165,000	1,098,106
(SOFR + 1.29%), 5.286%, 11/19/30 (k)	2,000,000	1,984,534
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	5,715,000	5,015,725
(SOFR + 1.52%), 5.733%, 5/17/32 (k)	370,000	371,186
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	595,000	505,295
(SOFR + 1.41%), 2.871%, 11/22/32 (k)(x)	790,000	665,511
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	420,000	393,891
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	490,000	483,280
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	750,000	778,542
(SOFR + 2.98%), 6.547%, 6/20/34 (k)	1,000,000	1,028,857
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	1,000,000	1,084,714
(SOFR + 1.78%), 5.719%, 3/4/35 (k)	750,000	754,931
(SOFR + 1.90%), 5.874%, 11/18/35 (k)	2,000,000	1,950,327
Huntington Bancshares, Inc.
(SOFR + 1.97%), 4.443%, 8/4/28 (k)	250,000	246,549
(SOFR + 2.02%), 6.208%, 8/21/29 (k)	500,000	516,062
2.550%, 2/4/30	500,000	439,317
(SOFR + 1.28%), 5.272%, 1/15/31 (k)	1,000,000	999,383
(SOFR + 2.05%), 5.023%, 5/17/33 (k)	420,000	403,910
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	500,000	404,581
Huntington National Bank (The)
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28 (k)	250,000	247,755
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	500,000	486,780
ING Groep NV
3.950%, 3/29/27	1,250,000	1,226,723
(SOFR + 1.01%), 1.726%, 4/1/27 (k)	375,000	360,339
(SOFR + 1.56%), 6.083%, 9/11/27 (k)	250,000	254,497
(SOFR + 1.83%), 4.017%, 3/28/28 (k)	500,000	489,390
4.050%, 4/9/29	560,000	537,095
(SOFR + 1.44%), 5.335%, 3/19/30 (k)	1,000,000	1,002,829
(SOFR + 1.32%), 2.727%, 4/1/32 (k)	265,000	227,656
(SOFR + 2.09%), 6.114%, 9/11/34 (k)	315,000	325,663
(SOFR + 1.77%), 5.550%, 3/19/35 (k)	750,000	746,650
JPMorgan Chase & Co.
3.300%, 4/1/26	2,000,000	1,972,489
3.200%, 6/15/26	1,750,000	1,719,622
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27 (k)	1,250,000	1,200,496
(SOFR + 0.89%), 1.578%, 4/22/27 (k)	1,185,000	1,137,790
(SOFR + 0.77%), 1.470%, 9/22/27 (k)	925,000	873,940
(SOFR + 1.17%), 2.947%, 2/24/28 (k)	300,000	288,387
(SOFR + 1.56%), 4.323%, 4/26/28 (k)	1,000,000	986,695
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28 (k)	2,750,000	2,667,613
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	1,750,000	1,644,200
(CME Term SOFR 3 Month + 1.21%), 3.509%, 1/23/29 (k)	4,750,000	4,553,930
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29 (k)	1,500,000	1,453,361
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	1,110,000	1,007,416
(CME Term SOFR 3 Month + 1.52%), 4.203%, 7/23/29 (k)	1,500,000	1,458,191
(SOFR + 1.45%), 5.299%, 7/24/29 (k)	1,250,000	1,258,508
(SOFR + 1.57%), 6.087%, 10/23/29 (k)	865,000	896,444
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29 (k)	1,000,000	978,989
(SOFR + 1.16%), 5.581%, 4/22/30 (k)	2,435,000	2,479,282
(CME Term SOFR 3 Month + 1.42%), 3.702%, 5/6/30 (k)	625,000	591,171
(SOFR + 1.75%), 4.565%, 6/14/30 (k)	555,000	542,920
(SOFR + 1.13%), 4.995%, 7/22/30 (k)	500,000	496,796
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)	1,735,000	1,561,128
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)(x)	815,000	727,322
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)	1,250,000	1,037,617
(SOFR + 1.07%), 1.953%, 2/4/32 (k)	750,000	620,791
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	1,155,000	988,726
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	2,750,000	2,317,312
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	700,000	604,812
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	835,000	798,966

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
(SOFR + 2.58%), 5.717%, 9/14/33 (k)	$960,000	$980,768
(SOFR + 1.85%), 5.350%, 6/1/34 (k)	965,000	963,308
(SOFR + 1.81%), 6.254%, 10/23/34 (k)	800,000	846,523
(SOFR + 1.62%), 5.336%, 1/23/35 (k)(x)	4,000,000	3,971,623
(SOFR + 1.49%), 5.766%, 4/22/35 (k)	2,000,000	2,047,500
(SOFR + 1.46%), 5.294%, 7/22/35 (k)	2,000,000	1,979,140
(SOFR + 1.34%), 4.946%, 10/22/35 (k)	375,000	360,327
KeyBank NA
4.700%, 1/26/26	250,000	249,360
3.400%, 5/20/26	1,000,000	976,283
4.390%, 12/14/27	100,000	97,867
4.900%, 8/8/32	500,000	472,775
5.000%, 1/26/33	500,000	478,688
KeyCorp
2.250%, 4/6/27	750,000	707,506
Korea Development Bank (The)
0.800%, 4/27/26	300,000	285,138
0.800%, 7/19/26	500,000	471,110
1.000%, 9/9/26	400,000	376,172
1.375%, 4/25/27	500,000	465,330
4.375%, 2/15/28	525,000	517,372
1.625%, 1/19/31	500,000	410,755
2.000%, 10/25/31	500,000	411,980
4.250%, 9/8/32	500,000	471,980
5.625%, 10/23/33	400,000	412,968
Kreditanstalt fuer Wiederaufbau
0.625%, 1/22/26	3,600,000	3,462,571
3.625%, 4/1/26	955,000	945,541
4.625%, 8/7/26 (x)	1,250,000	1,255,277
4.375%, 3/1/27	5,000,000	5,001,475
3.000%, 5/20/27	1,575,000	1,533,976
3.750%, 2/15/28	1,420,000	1,399,940
2.875%, 4/3/28 (x)	1,750,000	1,670,776
3.875%, 6/15/28	735,000	723,281
4.000%, 3/15/29 (x)	5,000,000	4,914,911
1.750%, 9/14/29	525,000	465,526
0.750%, 9/30/30 (x)	400,000	325,891
4.125%, 7/15/33 (x)	1,200,000	1,157,239
4.375%, 2/28/34	1,500,000	1,471,090
Landwirtschaftliche Rentenbank
0.875%, 3/30/26	600,000	573,422
1.750%, 7/27/26	500,000	480,141
4.625%, 4/17/29	450,000	452,896
0.875%, 9/3/30 (x)	750,000	613,047
5.000%, 10/24/33 (x)	750,000	765,758
Lloyds Banking Group plc
4.650%, 3/24/26	1,750,000	1,738,710
3.750%, 1/11/27	1,385,000	1,352,865
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.985%, 8/7/27 (k)	220,000	223,288
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28 (k)	400,000	388,931
4.375%, 3/22/28	1,350,000	1,319,184
4.550%, 8/16/28	850,000	834,880
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29 (k)	500,000	509,273
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)	1,000,000	996,790
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28 (k)	335,000	330,733
(SOFR + 2.26%), 6.082%, 3/13/32 (k)(x)	1,000,000	1,019,438
(SOFR + 1.61%), 5.385%, 1/16/36 (k)	125,000	120,821
Manufacturers & Traders Trust Co.
3.400%, 8/17/27	330,000	316,537
4.700%, 1/27/28	500,000	494,201
Mitsubishi UFJ Financial Group, Inc.
3.850%, 3/1/26	216,000	213,726
2.757%, 9/13/26	1,250,000	1,210,109
3.677%, 2/22/27 (x)	1,000,000	979,210
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27 (k)	500,000	475,429
3.287%, 7/25/27	1,000,000	965,653
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27 (k)	1,500,000	1,419,076
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28 (k)	600,000	570,439
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28 (k)	400,000	401,211
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28 (k)	400,000	405,026
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29 (k)	205,000	207,547
3.741%, 3/7/29	750,000	716,577
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.242%, 4/19/29 (k)	215,000	216,307
3.195%, 7/18/29	1,000,000	927,318
2.559%, 2/25/30	1,000,000	886,416
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.258%, 4/17/30 (k)(x)	500,000	503,986
2.048%, 7/17/30	460,000	392,494
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33 (k)	500,000	428,402
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	396,243
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33 (k)	600,000	606,214

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34 (k)(x)	$200,000	$201,765
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34 (k)	290,000	292,115
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.426%, 4/17/35 (k)	1,000,000	1,000,707
Series 8NC7
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31 (k)	205,000	208,266
Mizuho Financial Group, Inc.
2.839%, 9/13/26	850,000	823,325
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27 (k)	500,000	475,684
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27 (k)	750,000	713,706
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29 (k)	500,000	509,087
(CME Term SOFR 3 Month + 1.53%), 4.254%, 9/11/29 (k)(x)	1,000,000	971,647
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)	500,000	463,536
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)	300,000	302,688
(CME Term SOFR 3 Month + 1.39%), 3.153%, 7/16/30 (k)	750,000	687,563
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.739%, 5/27/31 (k)	500,000	511,180
(CME Term SOFR 3 Month + 1.77%), 2.201%, 7/10/31 (k)	500,000	427,786
(CME Term SOFR 3 Month + 1.53%), 1.979%, 9/8/31 (k)	300,000	252,219
2.564%, 9/13/31	310,000	259,181
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32 (k)	750,000	622,196
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.594%, 7/10/35 (k)(x)	1,000,000	1,007,985
Morgan Stanley Bank NA
4.754%, 4/21/26	360,000	360,403
National Australia Bank Ltd.
4.966%, 1/12/26	250,000	251,076
3.375%, 1/14/26	750,000	741,324
2.500%, 7/12/26	1,500,000	1,454,555
3.905%, 6/9/27	500,000	491,162
4.944%, 1/12/28 (x)	300,000	301,622
4.900%, 6/13/28	500,000	502,306
National Bank of Canada
(SOFR + 1.04%), 5.600%, 7/2/27 (k)(x)	400,000	404,313
NatWest Group plc
4.800%, 4/5/26	1,750,000	1,749,364
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27 (k)	200,000	201,912
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27 (k)	1,050,000	1,001,574
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28 (k)	295,000	281,787
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28 (k)	200,000	202,252
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29 (k)	730,000	743,536
4.445%, 5/8/30	750,000	723,490
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34 (k)	200,000	207,430
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35 (k)	1,000,000	1,005,773
Oesterreichische Kontrollbank AG
4.125%, 1/20/26	235,000	233,897
0.500%, 2/2/26 (x)	935,000	895,918
3.625%, 9/9/27	409,000	400,444
4.250%, 3/1/28	545,000	542,312
4.125%, 1/18/29	1,000,000	986,001
PNC Bank NA
3.100%, 10/25/27	500,000	479,147
2.700%, 10/22/29	395,000	353,202
PNC Financial Services Group, Inc. (The)
2.600%, 7/23/26	350,000	339,924
1.150%, 8/13/26	500,000	472,290
(United States SOFR Compounded Index + 1.09%), 4.758%, 1/26/27 (k)	225,000	224,748
3.150%, 5/19/27	750,000	722,805
(United States SOFR Compounded Index + 1.73%), 6.615%, 10/20/27 (k)(x)	355,000	365,775
3.450%, 4/23/29 (x)	750,000	709,104
(SOFR + 1.84%), 5.582%, 6/12/29 (k)(x)	440,000	447,492
2.550%, 1/22/30	750,000	664,680
(SOFR + 1.20%), 5.492%, 5/14/30 (k)	250,000	253,162
(SOFR + 0.98%), 2.307%, 4/23/32 (k)	1,000,000	840,120
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	500,000	469,967
(SOFR + 1.93%), 5.068%, 1/24/34 (k)	210,000	204,338
(SOFR + 1.95%), 5.939%, 8/18/34 (k)	750,000	771,589
(SOFR + 2.28%), 6.875%, 10/20/34 (k)	400,000	436,644
(SOFR + 1.90%), 5.676%, 1/22/35 (k)	1,000,000	1,010,557

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
(SOFR + 1.60%), 5.401%, 7/23/35 (k)	$2,000,000	$1,990,536
Regions Financial Corp.
1.800%, 8/12/28	500,000	444,492
(SOFR + 1.49%), 5.722%, 6/6/30 (k)	180,000	182,156
(SOFR + 2.06%), 5.502%, 9/6/35 (k)	165,000	160,673
Royal Bank of Canada
4.875%, 1/12/26	500,000	501,327
0.875%, 1/20/26	750,000	721,791
1.200%, 4/27/26 (x)	750,000	717,586
1.150%, 7/14/26	750,000	712,362
5.200%, 7/20/26	500,000	504,221
1.400%, 11/2/26 (x)	500,000	471,674
2.050%, 1/21/27 (x)	500,000	474,465
3.625%, 5/4/27	500,000	488,137
4.240%, 8/3/27 (x)	500,000	493,667
(United States SOFR Compounded Index + 0.72%), 4.510%, 10/18/27 (k)	320,000	318,641
4.900%, 1/12/28	500,000	499,915
5.200%, 8/1/28	500,000	504,358
(United States SOFR Compounded Index + 0.86%), 4.522%, 10/18/28 (k)	320,000	317,119
(SOFR + 1.10%), 4.969%, 8/2/30 (k)	280,000	277,645
(United States SOFR Compounded Index + 1.08%), 4.650%, 10/18/30 (k)	400,000	391,122
2.300%, 11/3/31 (x)	500,000	418,836
5.000%, 5/2/33 (x)	500,000	490,800
5.150%, 2/1/34 (x)	3,000,000	2,964,062
Santander Holdings USA, Inc.
4.400%, 7/13/27	485,000	478,969
(SOFR + 1.25%), 2.490%, 1/6/28 (k)	260,000	246,464
(SOFR + 2.36%), 6.499%, 3/9/29 (k)	125,000	128,284
(SOFR + 2.70%), 6.565%, 6/12/29 (k)	500,000	514,968
(SOFR + 1.94%), 5.353%, 9/6/30 (k)	1,000,000	984,980
Santander UK Group Holdings plc
(SOFR + 0.99%), 1.673%, 6/14/27 (k)	1,000,000	951,123
(SOFR + 1.22%), 2.469%, 1/11/28 (k)	500,000	473,344
3.823%, 11/3/28	750,000	721,630
(SOFR + 2.60%), 6.534%, 1/10/29 (k)	235,000	242,158
(SOFR + 1.48%), 2.896%, 3/15/32 (k)	500,000	427,903
Sumitomo Mitsui Financial Group, Inc.
0.948%, 1/12/26 (x)	500,000	481,286
5.464%, 1/13/26	500,000	503,560
1.402%, 9/17/26	1,000,000	945,254
3.010%, 10/19/26	1,000,000	969,577
2.174%, 1/14/27	220,000	208,862
3.364%, 7/12/27	750,000	723,725
3.352%, 10/18/27 (x)	750,000	720,332
5.800%, 7/13/28	500,000	513,164
4.306%, 10/16/28	750,000	732,412
2.472%, 1/14/29	500,000	454,390
3.040%, 7/16/29	1,000,000	917,945
3.202%, 9/17/29	350,000	322,113
2.724%, 9/27/29	350,000	314,877
5.710%, 1/13/30	320,000	328,075
2.750%, 1/15/30	400,000	357,269
2.130%, 7/8/30	750,000	640,719
5.852%, 7/13/30	500,000	515,419
1.710%, 1/12/31	500,000	408,974
2.222%, 9/17/31 (x)	1,000,000	828,091
5.766%, 1/13/33	1,500,000	1,542,736
5.776%, 7/13/33	500,000	514,944
5.808%, 9/14/33	200,000	207,607
Synovus Bank
5.625%, 2/15/28	250,000	250,000
Toronto-Dominion Bank (The)
0.750%, 1/6/26 (x)	1,000,000	962,082
1.200%, 6/3/26 (x)	1,025,000	976,505
5.532%, 7/17/26	400,000	404,640
1.250%, 9/10/26	750,000	708,067
5.264%, 12/11/26	260,000	262,344
1.950%, 1/12/27	500,000	472,514
2.800%, 3/10/27	500,000	479,314
4.108%, 6/8/27 (x)	500,000	491,565
4.693%, 9/15/27 (x)	400,000	398,013
5.523%, 7/17/28 (x)	400,000	406,600
2.000%, 9/10/31	500,000	414,845
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31 (k)	1,000,000	971,002
2.450%, 1/12/32 (x)	500,000	418,468
3.200%, 3/10/32	500,000	437,887
4.456%, 6/8/32 (x)	265,000	250,874
Truist Bank
3.800%, 10/30/26	300,000	294,302
2.250%, 3/11/30	535,000	457,875
Truist Financial Corp.
(SOFR + 0.61%), 1.267%, 3/2/27 (k)	955,000	915,417
(SOFR + 2.05%), 6.047%, 6/8/27 (k)	115,000	116,901
(SOFR + 1.37%), 4.123%, 6/6/28 (k)(x)	315,000	308,910
(SOFR + 1.44%), 4.873%, 1/26/29 (k)	205,000	204,053
3.875%, 3/19/29	750,000	715,045
(SOFR + 0.86%), 1.887%, 6/7/29 (k)(x)	375,000	336,995
1.950%, 6/5/30	335,000	285,703
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	500,000	472,449
(SOFR + 1.85%), 5.122%, 1/26/34 (k)	205,000	199,144
(SOFR + 2.36%), 5.867%, 6/8/34 (k)	500,000	509,673
(SOFR + 1.92%), 5.711%, 1/24/35 (k)(x)	2,000,000	2,021,035

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
US Bancorp
3.100%, 4/27/26 (x)	$1,415,000	$1,384,431
(SOFR + 0.73%), 2.215%, 1/27/28 (k)	400,000	379,022
3.900%, 4/26/28	650,000	630,570
(SOFR + 1.66%), 4.548%, 7/22/28 (k)	500,000	495,842
(SOFR + 1.23%), 4.653%, 2/1/29 (k)	500,000	494,719
(SOFR + 2.02%), 5.775%, 6/12/29 (k)	500,000	511,215
1.375%, 7/22/30 (x)	600,000	495,254
(SOFR + 1.25%), 5.100%, 7/23/30 (k)	415,000	414,537
(SOFR + 1.02%), 2.677%, 1/27/33 (k)(x)	400,000	336,570
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	335,123
(SOFR + 1.60%), 4.839%, 2/1/34 (k)	500,000	477,215
(SOFR + 2.26%), 5.836%, 6/12/34 (k)(x)	750,000	763,987
(SOFR + 1.86%), 5.678%, 1/23/35 (k)	2,000,000	2,015,101
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36 (k)	1,000,000	810,663
Webster Financial Corp.
4.100%, 3/25/29	500,000	474,278
Wells Fargo & Co.
3.000%, 4/22/26 (x)	4,000,000	3,912,560
3.000%, 10/23/26	1,500,000	1,454,481
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)	1,110,000	1,083,706
(SOFR + 1.51%), 3.526%, 3/24/28 (k)	710,000	688,184
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28 (k)	8,035,000	7,780,860
(SOFR + 2.10%), 2.393%, 6/2/28 (k)	1,010,000	951,258
(SOFR + 1.98%), 4.808%, 7/25/28 (k)	665,000	662,627
(SOFR + 1.74%), 5.574%, 7/25/29 (k)	435,000	441,392
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	1,250,000	1,126,290
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	2,625,000	2,315,822
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	2,135,000	1,872,516
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	625,000	602,473
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	325,000	321,223
(SOFR + 1.99%), 5.557%, 7/25/34 (k)	600,000	599,219
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	1,430,000	1,519,136
(SOFR + 1.78%), 5.499%, 1/23/35 (k)	2,000,000	1,986,327
(SOFR + 1.38%), 5.211%, 12/3/35 (k)	285,000	277,508
Wells Fargo Bank NA
5.450%, 8/7/26	1,250,000	1,265,066
5.254%, 12/11/26	600,000	606,207
Westpac Banking Corp.
2.850%, 5/13/26	750,000	733,125
1.150%, 6/3/26	500,000	476,662
3.350%, 3/8/27	1,250,000	1,216,277
4.043%, 8/26/27	1,500,000	1,477,879
1.953%, 11/20/28	500,000	450,314
5.050%, 4/16/29	500,000	504,236
2.650%, 1/16/30	350,000	315,397
2.150%, 6/3/31	500,000	423,425
6.820%, 11/17/33	1,250,000	1,347,705
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35 (k)	2,000,000	1,703,006
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.618%, 11/20/35 (k)	1,400,000	1,374,237
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	238,650
Zions Bancorp NA
3.250%, 10/29/29	500,000	444,375
(SOFR + 2.83%), 6.816%, 11/19/35 (k)	250,000	251,561

		396,693,081

Capital Markets (2.6%)
Affiliated Managers Group, Inc.
3.300%, 6/15/30	210,000	190,731
5.500%, 8/20/34	250,000	247,133
Ameriprise Financial, Inc.
2.875%, 9/15/26 (x)	500,000	486,520
4.500%, 5/13/32	90,000	86,419
Apollo Debt Solutions BDC
6.700%, 7/29/31§	400,000	409,285
Ares Capital Corp.
2.150%, 7/15/26 (x)	285,000	272,580
7.000%, 1/15/27	110,000	113,909
2.875%, 6/15/27	500,000	473,565
2.875%, 6/15/28	500,000	460,452
5.950%, 7/15/29	315,000	318,535
3.200%, 11/15/31	500,000	428,584
Ares Strategic Income Fund
6.350%, 8/15/29 (x)§	500,000	508,642
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	387,924
2.550%, 10/13/26 (x)	500,000	474,748
Bank of New York Mellon Corp. (The)
0.750%, 1/28/26	500,000	480,252
2.800%, 5/4/26	750,000	733,268
1.050%, 10/15/26	1,000,000	940,564
2.050%, 1/26/27	400,000	380,267
(SOFR + 1.03%), 4.947%, 4/26/27 (k)	230,000	230,911
3.250%, 5/16/27 (x)	700,000	678,080
3.850%, 4/28/28	850,000	828,583
(SOFR + 1.15%), 3.992%, 6/13/28 (k)(x)	500,000	490,230
(SOFR + 1.17%), 4.543%, 2/1/29 (k)(x)	250,000	247,706

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
3.850%, 4/26/29	$500,000	$481,464
(SOFR + 1.76%), 4.596%, 7/26/30 (k)	145,000	142,763
1.650%, 1/28/31 (x)	500,000	412,748
1.800%, 7/28/31	750,000	617,579
2.500%, 1/26/32	200,000	169,134
(SOFR + 1.23%), 5.060%, 7/22/32 (k)	300,000	297,537
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	500,000	471,096
(SOFR + 1.85%), 6.474%, 10/25/34 (k)	1,000,000	1,079,093
(SOFR + 1.42%), 5.188%, 3/14/35 (k)	1,000,000	987,965
Series J 1.900%, 1/25/29	500,000	447,437
(SOFR + 1.61%), 4.967%, 4/26/34 (k)	350,000	346,035
BGC Group, Inc.
8.000%, 5/25/28	500,000	530,145
6.600%, 6/10/29	185,000	187,879
BlackRock Funding, Inc.
5.000%, 3/14/34	1,000,000	990,431
BlackRock TCP Capital Corp.
6.950%, 5/30/29	235,000	241,761
Blackrock, Inc.
3.200%, 3/15/27	347,000	337,821
3.250%, 4/30/29 (x)	445,000	420,302
4.750%, 5/25/33 (x)	900,000	879,469
Blackstone Private Credit Fund
2.625%, 12/15/26	1,000,000	952,289
3.250%, 3/15/27 (x)	500,000	478,346
4.000%, 1/15/29	250,000	235,835
6.000%, 11/22/34§	500,000	486,790
Blackstone Secured Lending Fund
3.625%, 1/15/26	250,000	246,231
2.125%, 2/15/27	500,000	467,339
2.850%, 9/30/28	500,000	453,521
Blue Owl Capital Corp.
4.250%, 1/15/26 (x)	250,000	247,615
3.400%, 7/15/26	500,000	484,398
2.875%, 6/11/28	750,000	681,614
Blue Owl Credit Income Corp.
4.700%, 2/8/27	300,000	295,472
7.950%, 6/13/28	500,000	528,891
6.600%, 9/15/29§	185,000	188,314
Brookfield Finance, Inc.
3.900%, 1/25/28 (x)	500,000	486,034
4.350%, 4/15/30	2,000,000	1,922,072
2.724%, 4/15/31	230,000	199,616
Cboe Global Markets, Inc.
3.650%, 1/12/27 (x)	650,000	636,349
3.000%, 3/16/32	500,000	433,612
Charles Schwab Corp. (The)
1.150%, 5/13/26	375,000	357,719
5.875%, 8/24/26	335,000	340,989
3.200%, 3/2/27	500,000	484,385
2.450%, 3/3/27	210,000	200,224
3.300%, 4/1/27	455,000	441,222
2.000%, 3/20/28	1,200,000	1,098,324
(SOFR + 2.21%), 5.643%, 5/19/29 (k)	500,000	509,308
3.250%, 5/22/29	500,000	467,874
(SOFR + 1.88%), 6.196%, 11/17/29 (k)(x)	280,000	291,800
2.300%, 5/13/31	750,000	637,311
2.900%, 3/3/32	280,000	240,624
(SOFR + 2.50%), 5.853%, 5/19/34 (k)	250,000	257,276
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	500,000	524,949
CI Financial Corp.
3.200%, 12/17/30	565,000	478,158
CME Group, Inc.
3.750%, 6/15/28	350,000	339,976
2.650%, 3/15/32	355,000	304,557
Deutsche Bank AG
4.100%, 1/13/26	1,000,000	990,305
1.686%, 3/19/26	180,000	173,654
(SOFR + 2.52%), 7.146%, 7/13/27 (k)	495,000	509,908
5.371%, 9/9/27	500,000	506,726
(SOFR + 1.22%), 2.311%, 11/16/27 (k)	510,000	484,670
(SOFR + 1.32%), 2.552%, 1/7/28 (k)	1,000,000	949,995
(SOFR + 3.18%), 6.720%, 1/18/29 (k)	150,000	155,540
5.414%, 5/10/29	280,000	283,626
(SOFR + 3.04%), 3.547%, 9/18/31 (k)	2,355,000	2,110,054
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	225,000	231,291
(SOFR + 2.05%), 5.403%, 9/11/35 (k)	220,000	207,580
Eaton Vance Corp.
3.500%, 4/6/27	250,000	243,111
Franklin Resources, Inc.
1.600%, 10/30/30 (x)	600,000	499,330
FS KKR Capital Corp.
3.400%, 1/15/26	500,000	490,654
2.625%, 1/15/27	500,000	471,393
3.250%, 7/15/27 (x)	500,000	473,946
3.125%, 10/12/28	300,000	271,523
Goldman Sachs BDC, Inc.
2.875%, 1/15/26 (x)	250,000	245,150
Goldman Sachs Group, Inc. (The)
3.750%, 2/25/26	580,000	574,051
3.500%, 11/16/26 (x)	1,815,000	1,774,579
(SOFR + 0.80%), 1.431%, 3/9/27 (k)	1,000,000	960,512
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	1,250,000	1,181,978
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	1,060,000	1,005,503
(SOFR + 1.11%), 2.640%, 2/24/28 (k)	455,000	433,421
(SOFR + 1.85%), 3.615%, 3/15/28 (k)(x)	1,000,000	972,391
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28 (k)	1,000,000	971,143
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29 (k)	2,000,000	1,945,816

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
2.600%, 2/7/30	$6,515,000	$5,765,650
(SOFR + 1.27%), 5.727%, 4/25/30 (k)	300,000	306,377
(SOFR + 1.21%), 5.049%, 7/23/30 (k)	345,000	341,919
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	570,000	469,913
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	1,070,000	912,221
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	2,140,000	1,785,044
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	720,000	607,585
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	1,000,000	860,639
(SOFR + 1.95%), 6.561%, 10/24/34 (k)	3,000,000	3,225,441
(SOFR + 1.55%), 5.851%, 4/25/35 (k)	1,000,000	1,017,858
(SOFR + 1.55%), 5.330%, 7/23/35 (k)	1,500,000	1,469,736
(SOFR + 1.42%), 5.016%, 10/23/35 (k)	1,790,000	1,706,605
Golub Capital BDC, Inc.
2.050%, 2/15/27	500,000	462,175
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	319,266
HPS Corporate Lending Fund
6.250%, 9/30/29 (x)§	500,000	507,471
Intercontinental Exchange, Inc.
4.000%, 9/15/27 (x)	600,000	589,750
3.750%, 9/21/28	535,000	513,631
4.350%, 6/15/29	250,000	244,485
5.250%, 6/15/31	275,000	277,275
Jefferies Financial Group, Inc.
4.850%, 1/15/27	665,000	666,034
5.875%, 7/21/28	270,000	276,022
2.625%, 10/15/31	1,500,000	1,262,694
Lazard Group LLC
4.500%, 9/19/28	350,000	342,177
4.375%, 3/11/29	500,000	486,019
Legg Mason, Inc.
4.750%, 3/15/26	250,000	250,371
Main Street Capital Corp.
3.000%, 7/14/26	325,000	313,084
6.500%, 6/4/27	65,000	66,183
Moody’s Corp.
2.000%, 8/19/31	1,250,000	1,035,834
4.250%, 8/8/32 (x)	250,000	236,663
Morgan Stanley
3.125%, 7/27/26	3,000,000	2,930,700
3.625%, 1/20/27	4,000,000	3,926,142
(SOFR + 1.30%), 5.050%, 1/28/27 (k)	300,000	300,880
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	1,700,000	1,628,747
(SOFR + 0.86%), 1.512%, 7/20/27 (k)	2,000,000	1,904,043
(SOFR + 1.00%), 2.475%, 1/21/28 (k)	1,035,000	985,557
(SOFR + 1.61%), 4.210%, 4/20/28 (k)(x)	870,000	856,227
(SOFR + 2.24%), 6.296%, 10/18/28 (k)	1,000,000	1,035,049
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29 (k)	1,800,000	1,733,703
(SOFR + 1.73%), 5.123%, 2/1/29 (k)	500,000	500,783
(SOFR + 1.59%), 5.164%, 4/20/29 (k)	765,000	767,118
(SOFR + 1.63%), 5.449%, 7/20/29 (k)	430,000	433,778
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)	950,000	923,472
(SOFR + 1.26%), 5.656%, 4/18/30 (k)	665,000	675,596
(SOFR + 1.22%), 5.042%, 7/19/30 (k)	225,000	223,733
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	4,140,000	3,676,477
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	2,000,000	1,857,875
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	2,000,000	1,656,486
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	925,000	774,807
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	820,000	701,998
(SOFR + 2.08%), 4.889%, 7/20/33 (k)	750,000	724,406
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	925,000	977,716
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	910,000	895,269
(SOFR + 1.88%), 5.424%, 7/21/34 (k)(x)	560,000	556,513
(SOFR + 1.73%), 5.466%, 1/18/35 (k)	2,000,000	1,987,294
(SOFR + 1.58%), 5.831%, 4/19/35 (k)	1,500,000	1,527,859
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	1,250,000	1,014,699
(SOFR + 2.62%), 5.297%, 4/20/37 (k)	785,000	759,209
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38 (k)	500,000	500,709
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39 (k)	3,000,000	3,016,797
Morgan Stanley Direct Lending Fund
6.150%, 5/17/29§	115,000	115,696
Nasdaq, Inc.
3.850%, 6/30/26	145,000	143,167
5.350%, 6/28/28	225,000	227,466
1.650%, 1/15/31	750,000	616,142
5.550%, 2/15/34	2,000,000	2,017,399
Nomura Holdings, Inc.
5.709%, 1/9/26	200,000	201,506
2.329%, 1/22/27 (x)	500,000	473,482
5.386%, 7/6/27 (x)	500,000	503,417
5.842%, 1/18/28	200,000	204,013
6.070%, 7/12/28	500,000	514,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
2.710%, 1/22/29 (x)	$500,000	$454,722
3.103%, 1/16/30	750,000	676,735
2.679%, 7/16/30	1,000,000	871,507
2.608%, 7/14/31	685,000	576,929
2.999%, 1/22/32	500,000	425,699
6.181%, 1/18/33	200,000	207,622
6.087%, 7/12/33	500,000	516,307
Northern Trust Corp.
4.000%, 5/10/27	335,000	330,490
3.650%, 8/3/28 (x)	500,000	482,521
3.150%, 5/3/29	500,000	468,195
1.950%, 5/1/30	560,000	482,994
3.375%, 5/8/32	468,000	448,572
Oaktree Specialty Lending Corp.
2.700%, 1/15/27	500,000	470,826
7.100%, 2/15/29	500,000	514,453
Oaktree Strategic Credit Fund
6.500%, 7/23/29	120,000	120,991
S&P Global, Inc.
2.450%, 3/1/27 (x)	235,000	224,150
2.700%, 3/1/29 (x)	500,000	459,053
1.250%, 8/15/30	975,000	804,261
2.900%, 3/1/32	350,000	304,931
5.250%, 9/15/33	635,000	640,807
Sixth Street Lending Partners
6.500%, 3/11/29§	355,000	358,955
Sixth Street Specialty Lending, Inc.
2.500%, 8/1/26	310,000	297,693
6.950%, 8/14/28	355,000	368,586
Stifel Financial Corp.
4.000%, 5/15/30	500,000	470,679
UBS AG
1.250%, 8/7/26 (x)	600,000	567,155
5.000%, 7/9/27	500,000	502,600
7.500%, 2/15/28	400,000	428,080
5.650%, 9/11/28	500,000	511,364
UBS Group AG
4.550%, 4/17/26	2,000,000	1,991,200

		140,192,944

Consumer Finance (1.6%)
AerCap Ireland Capital DAC
1.750%, 1/30/26	655,000	633,811
4.450%, 4/3/26	500,000	496,989
2.450%, 10/29/26	795,000	761,149
3.650%, 7/21/27	1,000,000	969,207
4.625%, 10/15/27	500,000	496,579
3.875%, 1/23/28	500,000	483,159
5.750%, 6/6/28	210,000	213,716
3.000%, 10/29/28	390,000	360,714
4.625%, 9/10/29	1,500,000	1,465,812
6.150%, 9/30/30	365,000	380,693
4.950%, 9/10/34	335,000	318,714
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55 (k)	2,000,000	2,057,500
Ally Financial, Inc.
4.750%, 6/9/27	500,000	494,447
2.200%, 11/2/28	250,000	221,635
(SOFR + 3.26%), 6.992%, 6/13/29 (k)	625,000	650,180
(SOFR + 2.29%), 6.184%, 7/26/35 (k)	1,000,000	986,601
American Express Co.
4.900%, 2/13/26	170,000	170,596
3.125%, 5/20/26	500,000	490,569
1.650%, 11/4/26 (x)	1,460,000	1,384,128
2.550%, 3/4/27 (x)	335,000	320,602
3.300%, 5/3/27	1,150,000	1,115,787
(SOFR + 0.97%), 5.389%, 7/28/27 (k)	500,000	504,899
(SOFR + 0.93%), 5.043%, 7/26/28 (k)(x)	375,000	375,551
4.050%, 5/3/29	335,000	326,184
(United States SOFR Compounded Index + 1.28%), 5.282%, 7/27/29 (k)(x)	500,000	504,272
(United States SOFR Compounded Index + 1.09%), 5.532%, 4/25/30 (k)	500,000	508,559
(SOFR + 1.94%), 6.489%, 10/30/31 (k)	335,000	357,909
(SOFR + 2.26%), 4.989%, 5/26/33 (k)	265,000	258,019
(SOFR + 1.84%), 5.043%, 5/1/34 (k)	750,000	737,374
(SOFR + 1.42%), 5.284%, 7/26/35 (k)	1,500,000	1,482,895
American Honda Finance Corp.
5.250%, 7/7/26	300,000	302,225
1.300%, 9/9/26	415,000	392,294
2.300%, 9/9/26	720,000	692,136
2.350%, 1/8/27	500,000	477,117
4.700%, 1/12/28	350,000	348,367
5.125%, 7/7/28	500,000	503,315
4.600%, 4/17/30	500,000	489,698
5.850%, 10/4/30	440,000	455,864
1.800%, 1/13/31	350,000	288,026
5.050%, 7/10/31	500,000	493,852
4.900%, 1/10/34 (x)	1,000,000	959,475
Andrew W Mellon Foundation (The)
Series 2020 0.947%, 8/1/27	300,000	273,152
Capital One Financial Corp.
3.750%, 3/9/27	1,150,000	1,121,722
3.650%, 5/11/27	500,000	486,455
3.800%, 1/31/28	1,000,000	963,590
(SOFR + 2.06%), 4.927%, 5/10/28 (k)	500,000	497,802
(SOFR + 2.64%), 6.312%, 6/8/29 (k)	335,000	345,596
(SOFR + 1.79%), 3.273%, 3/1/30 (k)	500,000	461,544
(SOFR + 2.60%), 5.247%, 7/26/30 (k)	500,000	497,790
(SOFR + 1.56%), 5.463%, 7/26/30 (k)	200,000	200,473
(SOFR + 3.07%), 7.624%, 10/30/31 (k)	715,000	787,745
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	1,000,000	803,357
(SOFR + 1.27%), 2.618%, 11/2/32 (k)	1,000,000	826,856

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
(SOFR + 2.37%), 5.268%, 5/10/33 (k)(x)	$500,000	$486,999
(SOFR + 2.60%), 5.817%, 2/1/34 (k)	500,000	501,645
(SOFR + 2.86%), 6.377%, 6/8/34 (k)	335,000	347,398
Caterpillar Financial Services Corp.
4.800%, 1/6/26	250,000	250,448
2.400%, 8/9/26	250,000	242,061
1.150%, 9/14/26	400,000	378,510
1.700%, 1/8/27	355,000	335,725
3.600%, 8/12/27	500,000	489,157
4.700%, 11/15/29	2,000,000	1,990,645
Discover Financial Services
4.500%, 1/30/26	500,000	497,721
4.100%, 2/9/27	565,000	554,637
(United States SOFR Compounded Index + 3.37%), 7.964%, 11/2/34 (k)	1,000,000	1,140,101
Ford Motor Credit Co. LLC
5.800%, 3/8/29	2,000,000	2,003,200
6.050%, 3/5/31	3,000,000	2,996,940
6.054%, 11/5/31	1,000,000	993,400
7.122%, 11/7/33	2,805,000	2,935,713
6.125%, 3/8/34	3,000,000	2,941,500
General Motors Financial Co., Inc.
1.250%, 1/8/26	750,000	722,520
5.250%, 3/1/26	700,000	701,945
5.400%, 4/6/26	185,000	186,044
1.500%, 6/10/26	750,000	714,718
4.000%, 10/6/26	750,000	738,747
4.350%, 1/17/27 (x)	835,000	825,081
2.350%, 2/26/27	500,000	473,212
5.000%, 4/9/27 (x)	450,000	450,176
3.850%, 1/5/28	500,000	482,954
6.000%, 1/9/28	200,000	205,252
2.400%, 4/10/28	600,000	550,919
5.800%, 6/23/28 (x)	500,000	508,968
2.400%, 10/15/28	500,000	452,953
5.650%, 1/17/29	350,000	355,410
4.300%, 4/6/29	500,000	481,909
5.850%, 4/6/30	295,000	301,269
2.350%, 1/8/31	500,000	418,297
2.700%, 6/10/31	750,000	635,392
5.600%, 6/18/31	155,000	155,534
6.400%, 1/9/33 (x)	700,000	724,024
6.100%, 1/7/34	1,000,000	1,013,930
5.450%, 9/6/34	220,000	214,022
John Deere Capital Corp.
0.700%, 1/15/26	500,000	480,361
5.050%, 3/3/26	300,000	302,024
4.750%, 6/8/26 (x)	215,000	215,832
2.650%, 6/10/26	500,000	487,405
5.150%, 9/8/26	500,000	505,625
2.350%, 3/8/27	250,000	238,543
1.750%, 3/9/27 (x)	175,000	164,673
2.800%, 9/8/27	400,000	383,191
3.050%, 1/6/28	500,000	479,427
4.750%, 1/20/28	530,000	532,420
4.900%, 3/3/28	300,000	302,018
4.950%, 7/14/28	785,000	791,637
3.450%, 3/7/29	270,000	256,652
4.850%, 6/11/29	500,000	501,629
2.800%, 7/18/29	325,000	299,401
4.850%, 10/11/29	500,000	502,566
2.450%, 1/9/30 (x)	290,000	260,315
4.700%, 6/10/30	415,000	413,473
4.350%, 9/15/32	375,000	359,204
5.100%, 4/11/34 (x)	1,000,000	997,363
Series I 5.150%, 9/8/33	500,000	501,177
Series MTN1 5.050%, 6/12/34	1,000,000	992,932
PACCAR Financial Corp.
4.450%, 3/30/26	100,000	99,866
1.100%, 5/11/26	350,000	334,148
5.050%, 8/10/26	220,000	221,722
2.000%, 2/4/27	350,000	332,413
4.600%, 1/10/28	100,000	99,451
4.950%, 8/10/28	500,000	503,304
Synchrony Financial
3.700%, 8/4/26	500,000	489,286
3.950%, 12/1/27	1,500,000	1,448,066
5.150%, 3/19/29	250,000	246,294
2.875%, 10/28/31	250,000	206,834
Toyota Motor Credit Corp.
0.800%, 1/9/26	500,000	481,305
5.000%, 8/14/26	1,000,000	1,006,484
1.150%, 8/13/27	590,000	540,015
3.050%, 1/11/28	500,000	475,940
4.625%, 1/12/28 (x)	320,000	319,174
1.900%, 4/6/28 (x)	600,000	548,083
5.250%, 9/11/28	750,000	760,302
3.650%, 1/8/29	500,000	480,035
5.050%, 5/16/29	500,000	503,375
4.450%, 6/29/29 (x)	500,000	492,067
2.150%, 2/13/30	500,000	437,477
4.550%, 5/17/30	750,000	735,365
1.650%, 1/10/31	550,000	453,043
2.400%, 1/13/32	500,000	419,350
4.700%, 1/12/33 (x)	350,000	340,529
4.800%, 1/5/34 (x)	1,500,000	1,459,532

		85,997,105

Financial Services (0.6%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26	1,395,000	1,374,391
Block Financial LLC
2.500%, 7/15/28	350,000	317,538
3.875%, 8/15/30	230,000	211,534
Corebridge Financial, Inc.
6.050%, 9/15/33	1,165,000	1,204,236
Fidelity National Information Services, Inc.
1.150%, 3/1/26 (x)	325,000	311,524
1.650%, 3/1/28	215,000	194,116
5.100%, 7/15/32	500,000	497,058
Fiserv, Inc.
3.200%, 7/1/26	250,000	244,407
2.250%, 6/1/27	1,000,000	942,356
5.375%, 8/21/28 (x)	500,000	505,746
4.200%, 10/1/28	465,000	451,366
3.500%, 7/1/29	890,000	834,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
2.650%, 6/1/30	$1,500,000	$1,324,281
5.600%, 3/2/33	225,000	227,791
5.625%, 8/21/33 (x)	500,000	508,264
5.150%, 8/12/34	500,000	488,315
Global Payments, Inc.
1.200%, 3/1/26	560,000	536,424
2.150%, 1/15/27	500,000	473,675
4.950%, 8/15/27 (x)	315,000	315,074
4.450%, 6/1/28	500,000	488,128
5.300%, 8/15/29	300,000	300,139
2.900%, 5/15/30	235,000	209,153
2.900%, 11/15/31	500,000	427,343
5.400%, 8/15/32 (x)	500,000	499,195
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34§	125,000	121,369
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	280,626
5.670%, 6/8/32	250,000	251,542
Mastercard, Inc.
2.950%, 11/21/26	1,150,000	1,117,706
3.500%, 2/26/28	140,000	135,538
4.875%, 3/9/28	355,000	358,800
2.950%, 6/1/29	700,000	652,049
2.000%, 11/18/31	500,000	415,714
National Rural Utilities Cooperative Finance Corp.
1.000%, 6/15/26	500,000	474,402
3.050%, 4/25/27	350,000	337,032
3.400%, 2/7/28	500,000	479,962
4.800%, 3/15/28	145,000	145,003
5.050%, 9/15/28	1,250,000	1,256,227
3.900%, 11/1/28	250,000	241,123
5.150%, 6/15/29	500,000	503,949
5.800%, 1/15/33 (x)	165,000	170,823
5.000%, 8/15/34	600,000	584,115
ORIX Corp.
3.700%, 7/18/27	400,000	391,273
5.000%, 9/13/27	200,000	200,345
2.250%, 3/9/31	350,000	293,562
4.000%, 4/13/32	250,000	229,072
5.200%, 9/13/32	200,000	197,677
PayPal Holdings, Inc.
2.650%, 10/1/26 (x)	335,000	324,161
3.900%, 6/1/27	180,000	177,195
2.300%, 6/1/30	1,000,000	876,031
4.400%, 6/1/32	500,000	479,640
Shell International Finance BV
2.875%, 5/10/26	1,250,000	1,222,317
2.500%, 9/12/26	1,000,000	967,591
Synchrony Bank
5.625%, 8/23/27	250,000	251,273
Visa, Inc.
0.750%, 8/15/27 (x)	465,000	423,133
2.750%, 9/15/27	300,000	287,145
Voya Financial, Inc.
3.650%, 6/15/26	625,000	614,794
5.000%, 9/20/34	110,000	104,110
Western Union Co. (The)
1.350%, 3/15/26	350,000	334,570
2.750%, 3/15/31	350,000	295,766
Woodside Finance Ltd.
5.100%, 9/12/34	1,000,000	953,127

		29,035,351

Insurance (0.8%)
Aflac, Inc.
1.125%, 3/15/26	205,000	196,566
Alleghany Corp.
3.625%, 5/15/30	500,000	469,591
Allstate Corp. (The)
3.280%, 12/15/26	500,000	488,110
5.050%, 6/24/29	125,000	125,578
1.450%, 12/15/30	300,000	243,342
5.250%, 3/30/33	390,000	389,007
American International Group, Inc.
5.125%, 3/27/33	665,000	656,605
Aon Corp.
2.850%, 5/28/27	180,000	171,921
4.500%, 12/15/28	650,000	638,298
3.750%, 5/2/29	350,000	332,457
2.800%, 5/15/30	500,000	444,235
2.050%, 8/23/31 (x)	750,000	617,789
2.600%, 12/2/31	355,000	300,736
5.000%, 9/12/32	500,000	491,357
Aon North America, Inc.
5.450%, 3/1/34	750,000	746,758
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	492,938
Arthur J Gallagher & Co.
5.500%, 3/2/33	315,000	316,900
Assurant, Inc.
4.900%, 3/27/28	250,000	248,940
2.650%, 1/15/32	500,000	418,946
Assured Guaranty US Holdings, Inc.
6.125%, 9/15/28	185,000	191,823
Athene Holding Ltd.
4.125%, 1/12/28	750,000	729,773
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	236,365
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40 (k)	200,000	190,000
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	486,284
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27	500,000	478,246
1.850%, 3/12/30	165,000	143,428
1.450%, 10/15/30	395,000	330,384
2.875%, 3/15/32	500,000	440,256
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	1,937,146
5.625%, 5/15/30	145,000	147,368
Brown & Brown, Inc.
4.500%, 3/15/29	300,000	292,948
4.200%, 3/17/32	325,000	299,110
Chubb INA Holdings LLC
3.350%, 5/3/26	410,000	403,435
4.650%, 8/15/29	400,000	397,892
1.375%, 9/15/30	1,665,000	1,378,447
CNA Financial Corp.
4.500%, 3/1/26 (x)	500,000	498,214
3.450%, 8/15/27	500,000	482,885
3.900%, 5/1/29	210,000	201,405
2.050%, 8/15/30	170,000	145,637

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Enstar Group Ltd.
4.950%, 6/1/29	$350,000	$343,434
F&G Annuities & Life, Inc.
6.500%, 6/4/29	85,000	86,611
6.250%, 10/4/34	315,000	305,912
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	247,759
4.625%, 4/29/30	750,000	729,537
3.375%, 3/3/31	355,000	316,393
5.625%, 8/16/32 (x)	250,000	252,248
6.000%, 12/7/33	500,000	515,168
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	465,097
3.400%, 6/15/30	300,000	271,093
First American Financial Corp.
4.000%, 5/15/30 (x)	180,000	167,608
2.400%, 8/15/31	315,000	258,258
5.450%, 9/30/34	100,000	96,583
Globe Life, Inc.
4.550%, 9/15/28	500,000	493,325
2.150%, 8/15/30	500,000	421,534
4.800%, 6/15/32	150,000	144,489
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	745,661
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	486,717
Kemper Corp.
2.400%, 9/30/30 (x)	500,000	422,085
3.800%, 2/23/32	500,000	440,161
Lincoln National Corp.
3.625%, 12/12/26	500,000	490,152
3.400%, 3/1/32	750,000	656,314
Loews Corp.
3.750%, 4/1/26	300,000	296,477
3.200%, 5/15/30	60,000	54,948
Manulife Financial Corp.
4.150%, 3/4/26 (x)	1,000,000	994,234
2.484%, 5/19/27	350,000	331,748
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32 (k)	750,000	731,223
3.703%, 3/16/32	500,000	456,865
Markel Group, Inc.
3.500%, 11/1/27	350,000	337,510
3.350%, 9/17/29	90,000	83,794
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	700,000	688,390
2.375%, 12/15/31	340,000	285,757
5.400%, 9/15/33 (x)	1,350,000	1,364,102
Mercury General Corp.
4.400%, 3/15/27	300,000	293,838
MetLife, Inc.
5.375%, 7/15/33 (x)	200,000	202,406
Old Republic International Corp.
3.875%, 8/26/26	500,000	491,822
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	329,215
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	339,554
3.700%, 5/15/29	375,000	356,951
2.125%, 6/15/30	750,000	645,357
5.375%, 3/15/33	140,000	139,988
Progressive Corp. (The)
2.500%, 3/15/27	290,000	277,745
3.000%, 3/15/32	350,000	307,010
Prudential Financial, Inc.
1.500%, 3/10/26 (x)	250,000	241,111
3.878%, 3/27/28	650,000	632,745
2.100%, 3/10/30	235,000	207,059
4.500%, 9/15/47	1,075,000	1,034,687
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)	175,000	166,031
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	350,000	348,250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.500%, 3/15/54 (k)	750,000	771,562
Prudential Funding Asia plc
3.125%, 4/14/30	1,500,000	1,358,580
3.625%, 3/24/32	500,000	453,365
Reinsurance Group of America, Inc.
3.900%, 5/15/29 (x)	175,000	166,709
3.150%, 6/15/30	175,000	157,841
RenaissanceRe Finance, Inc.
3.450%, 7/1/27	195,000	187,889
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	468,415
Trinity Acquisition plc
4.400%, 3/15/26	250,000	248,064
Unum Group
4.000%, 6/15/29	180,000	171,942
Willis North America, Inc.
4.650%, 6/15/27	200,000	199,409
4.500%, 9/15/28	500,000	490,669
2.950%, 9/15/29	540,000	491,124
5.350%, 5/15/33	500,000	495,814

		42,857,459

Total Financials		694,775,940

Health Care (2.6%)
Biotechnology (0.4%)
AbbVie, Inc.
3.200%, 5/14/26	1,500,000	1,473,290
2.950%, 11/21/26 (x)	1,430,000	1,389,148
3.200%, 11/21/29	1,790,000	1,660,085
5.050%, 3/15/34	4,000,000	3,949,057
Amgen, Inc.
5.507%, 3/2/26	335,000	334,939
2.600%, 8/19/26 (x)	1,150,000	1,112,727
2.200%, 2/21/27 (x)	705,000	667,938
3.200%, 11/2/27 (x)	1,250,000	1,201,772
5.150%, 3/2/28 (x)	800,000	805,475
1.650%, 8/15/28	600,000	535,899
3.000%, 2/22/29 (x)	290,000	269,192
4.050%, 8/18/29	500,000	480,627
2.450%, 2/21/30	950,000	839,563
5.250%, 3/2/30	600,000	605,050
3.350%, 2/22/32	290,000	257,931
4.200%, 3/1/33	500,000	463,431
5.250%, 3/2/33	730,000	724,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Biogen, Inc.
2.250%, 5/1/30	$735,000	$633,382
Gilead Sciences, Inc.
1.200%, 10/1/27	235,000	214,266
1.650%, 10/1/30	2,790,000	2,330,881
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	850,000	706,216

		20,655,168

Health Care Equipment & Supplies (0.2%)
Abbott Laboratories
3.750%, 11/30/26	978,000	966,217
1.150%, 1/30/28 (x)	170,000	153,703
1.400%, 6/30/30	160,000	134,991
Baxter International, Inc.
2.600%, 8/15/26	500,000	482,470
1.915%, 2/1/27	500,000	471,016
2.272%, 12/1/28	500,000	450,274
Becton Dickinson & Co.
3.700%, 6/6/27	1,467,000	1,429,148
4.693%, 2/13/28	375,000	372,903
2.823%, 5/20/30	355,000	317,708
1.957%, 2/11/31	665,000	552,889
4.298%, 8/22/32	105,000	98,675
DH Europe Finance II Sarl
2.600%, 11/15/29	315,000	284,743
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	731,044
GE HealthCare Technologies, Inc.
4.800%, 8/14/29	1,000,000	989,887
Smith & Nephew plc
2.032%, 10/14/30	500,000	418,456
Solventum Corp.
5.600%, 3/23/34 (x)§	1,000,000	993,866
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	368,753
Stryker Corp.
3.500%, 3/15/26	375,000	369,882
3.650%, 3/7/28	600,000	579,548
1.950%, 6/15/30 (x)	500,000	429,872
4.625%, 9/11/34	500,000	475,915
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31 (x)	500,000	424,815

		11,496,775

Health Care Providers & Services (1.0%)
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	96,493
Series 2020 2.211%, 6/15/30	150,000	130,658
Banner Health
2.338%, 1/1/30	190,000	168,133
Baylor Scott & White Holdings
Series 2021 1.777%, 11/15/30	50,000	41,827
Bon Secours Mercy Health, Inc.
Series 2018 4.302%, 7/1/28	125,000	122,479
Cardinal Health, Inc.
3.410%, 6/15/27	1,250,000	1,208,597
5.350%, 11/15/34	750,000	732,739
Cencora, Inc.
3.450%, 12/15/27	400,000	386,592
2.800%, 5/15/30	750,000	670,914
2.700%, 3/15/31	600,000	521,127
Cigna Group (The)
4.500%, 2/25/26	1,000,000	995,797
1.250%, 3/15/26	500,000	479,507
5.685%, 3/15/26	500,000	500,003
4.375%, 10/15/28	1,340,000	1,313,629
2.400%, 3/15/30	2,350,000	2,050,670
2.375%, 3/15/31	450,000	380,848
5.400%, 3/15/33	500,000	497,831
CommonSpirit Health
6.073%, 11/1/27	390,000	402,126
3.347%, 10/1/29	185,000	172,157
2.782%, 10/1/30	340,000	300,571
CVS Health Corp.
5.000%, 2/20/26	275,000	274,456
2.875%, 6/1/26	1,500,000	1,455,659
3.000%, 8/15/26	250,000	242,057
1.300%, 8/21/27	1,500,000	1,357,654
4.300%, 3/25/28	2,587,000	2,505,071
5.000%, 1/30/29	180,000	177,149
5.400%, 6/1/29	335,000	334,762
3.250%, 8/15/29	335,000	304,770
5.125%, 2/21/30	400,000	391,173
1.750%, 8/21/30	2,000,000	1,630,702
5.250%, 1/30/31	180,000	175,834
5.550%, 6/1/31	2,000,000	1,983,432
5.250%, 2/21/33	400,000	382,986
5.300%, 6/1/33	195,000	186,593
Elevance Health, Inc.
4.900%, 2/8/26	180,000	180,000
1.500%, 3/15/26	750,000	722,014
3.650%, 12/1/27 (x)	715,000	694,604
5.150%, 6/15/29	310,000	311,482
2.875%, 9/15/29	200,000	181,771
2.250%, 5/15/30	165,000	143,241
2.550%, 3/15/31	750,000	641,962
4.100%, 5/15/32	1,000,000	923,776
4.750%, 2/15/33	500,000	478,675
HCA, Inc.
5.250%, 6/15/26	1,000,000	1,002,123
4.500%, 2/15/27	820,000	811,032
3.125%, 3/15/27 (x)	235,000	225,962
5.200%, 6/1/28	2,500,000	2,503,983
3.375%, 3/15/29	335,000	310,885
4.125%, 6/15/29 (x)	525,000	500,463
2.375%, 7/15/31	750,000	623,625
3.625%, 3/15/32	500,000	439,782
5.450%, 9/15/34	1,000,000	973,071
Humana, Inc.
1.350%, 2/3/27	540,000	500,517
3.950%, 3/15/27	375,000	366,342
5.750%, 3/1/28	200,000	203,047
3.700%, 3/23/29	625,000	586,941
3.125%, 8/15/29	625,000	569,750
5.375%, 4/15/31	750,000	744,766
5.875%, 3/1/33	200,000	200,543
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	361,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Laboratory Corp. of America Holdings
1.550%, 6/1/26	$1,070,000	$1,021,087
McKesson Corp.
1.300%, 8/15/26	1,665,000	1,578,528
Providence St Joseph Health Obligated Group
Series H 2.746%, 10/1/26	400,000	384,521
Quest Diagnostics, Inc.
3.450%, 6/1/26	775,000	760,570
6.400%, 11/30/33	140,000	149,834
Sutter Health
Series 20A 2.294%, 8/15/30	415,000	359,690
UnitedHealth Group, Inc.
1.250%, 1/15/26	265,000	256,506
3.100%, 3/15/26	500,000	491,952
1.150%, 5/15/26	750,000	715,778
3.450%, 1/15/27 (x)	750,000	733,730
3.700%, 5/15/27 (x)	350,000	343,059
2.950%, 10/15/27	1,000,000	955,727
5.250%, 2/15/28 (x)	715,000	725,246
3.875%, 12/15/28 (x)	250,000	241,349
4.250%, 1/15/29	500,000	489,211
4.000%, 5/15/29	390,000	375,331
2.875%, 8/15/29	770,000	706,600
2.000%, 5/15/30	395,000	340,007
2.300%, 5/15/31	750,000	637,171
4.950%, 1/15/32	500,000	494,125
4.200%, 5/15/32	315,000	296,179
4.500%, 4/15/33	500,000	473,568
5.150%, 7/15/34	2,000,000	1,968,952
Universal Health Services, Inc.
1.650%, 9/1/26 (x)	625,000	591,515
5.050%, 10/15/34 (x)	245,000	228,184

		53,095,603

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	158,624
2.100%, 6/4/30	290,000	249,393
2.300%, 3/12/31	750,000	634,790
4.750%, 9/9/34	300,000	285,093
Illumina, Inc.
2.550%, 3/23/31	225,000	190,027
Revvity, Inc.
3.300%, 9/15/29	625,000	575,943
2.550%, 3/15/31	415,000	349,518
2.250%, 9/15/31	355,000	291,294
Thermo Fisher Scientific, Inc.
4.953%, 8/10/26	500,000	503,174
1.750%, 10/15/28	890,000	799,104
4.977%, 8/10/30	500,000	503,077
5.086%, 8/10/33	700,000	695,200

		5,235,237

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
1.200%, 5/28/26	250,000	238,888
4.875%, 3/3/28	500,000	502,515
1.750%, 5/28/28 (x)	400,000	362,117
4.900%, 3/3/30	500,000	501,157
2.250%, 5/28/31	325,000	276,277
4.875%, 3/3/33 (x)	500,000	493,346
5.000%, 2/26/34 (x)	3,000,000	2,959,767
Bristol-Myers Squibb Co.
3.200%, 6/15/26 (x)	600,000	589,255
1.125%, 11/13/27	600,000	546,327
3.900%, 2/20/28	2,750,000	2,690,616
3.400%, 7/26/29	773,000	727,952
1.450%, 11/13/30	355,000	293,754
5.900%, 11/15/33 (x)	665,000	699,425
5.200%, 2/22/34	3,000,000	2,990,095
Eli Lilly and Co.
5.000%, 2/27/26	220,000	220,004
3.375%, 3/15/29	258,000	245,444
4.700%, 2/9/34	2,000,000	1,934,445
4.600%, 8/14/34	355,000	340,448
GlaxoSmithKline Capital, Inc.
3.875%, 5/15/28	500,000	487,459
Johnson & Johnson
2.450%, 3/1/26	750,000	733,981
2.950%, 3/3/27	500,000	484,855
0.950%, 9/1/27	625,000	571,965
1.300%, 9/1/30	705,000	589,602
4.900%, 6/1/31	2,315,000	2,333,520
Merck & Co., Inc.
0.750%, 2/24/26	440,000	421,432
1.700%, 6/10/27	600,000	561,754
4.050%, 5/17/28	250,000	246,066
1.900%, 12/10/28	300,000	270,341
3.400%, 3/7/29	750,000	712,610
4.300%, 5/17/30	500,000	490,644
1.450%, 6/24/30	895,000	749,485
2.150%, 12/10/31	570,000	475,280
4.500%, 5/17/33	295,000	284,010
Novartis Capital Corp.
2.000%, 2/14/27	750,000	712,848
3.100%, 5/17/27	1,000,000	969,245
4.200%, 9/18/34	1,250,000	1,160,515
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/26 (x)	1,170,000	1,167,841
4.450%, 5/19/28 (x)	2,000,000	1,979,709
4.650%, 5/19/30 (x)	1,500,000	1,483,281
4.750%, 5/19/33 (x)	1,195,000	1,155,233
Pfizer, Inc.
2.750%, 6/3/26	1,000,000	976,227
3.600%, 9/15/28	1,350,000	1,305,029
3.450%, 3/15/29	1,000,000	952,156
1.700%, 5/28/30	250,000	212,652
1.750%, 8/18/31	490,000	402,184
Royalty Pharma plc
1.750%, 9/2/27 (x)	455,000	418,091
5.150%, 9/2/29	390,000	388,702
2.200%, 9/2/30 (x)	415,000	352,042
Sanofi SA
3.625%, 6/19/28	750,000	724,097
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	2,450,000	2,394,579
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	1,001,104
2.050%, 3/31/30	470,000	404,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	$453,000	$445,808
Viatris, Inc.
2.300%, 6/22/27 (x)	375,000	351,077
2.700%, 6/22/30	885,000	767,843
Zoetis, Inc.
3.000%, 9/12/27	500,000	477,994
3.900%, 8/20/28	350,000	338,158
2.000%, 5/15/30	500,000	429,321

		46,995,120

Total Health Care		137,477,903

Industrials (1.8%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.750%, 2/1/26	600,000	585,061
2.196%, 2/4/26	1,250,000	1,211,918
3.100%, 5/1/26	500,000	485,986
2.250%, 6/15/26	300,000	288,301
2.700%, 2/1/27	365,000	346,816
5.040%, 5/1/27 (x)	1,500,000	1,502,789
3.250%, 2/1/28	600,000	564,168
3.450%, 11/1/28	300,000	280,538
3.200%, 3/1/29 (x)	500,000	460,374
2.950%, 2/1/30	750,000	668,447
5.150%, 5/1/30	1,000,000	984,873
6.388%, 5/1/31	190,000	198,490
6.528%, 5/1/34	2,000,000	2,094,626
General Dynamics Corp.
1.150%, 6/1/26	415,000	396,396
2.125%, 8/15/26	750,000	723,596
3.750%, 5/15/28 (x)	805,000	779,272
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	896,744
L3Harris Technologies, Inc.
3.850%, 12/15/26 (x)	245,000	240,902
5.400%, 1/15/27 (x)	335,000	338,926
4.400%, 6/15/28	1,750,000	1,716,503
5.400%, 7/31/33	750,000	748,069
Leidos, Inc.
4.375%, 5/15/30	95,000	90,648
5.750%, 3/15/33	375,000	380,360
Lockheed Martin Corp.
3.550%, 1/15/26	624,000	617,089
4.450%, 5/15/28 (x)	480,000	475,585
4.750%, 2/15/34	2,000,000	1,937,301
Northrop Grumman Corp.
3.250%, 1/15/28	1,500,000	1,430,656
RTX Corp.
3.500%, 3/15/27	715,000	696,590
3.125%, 5/4/27	1,250,000	1,205,298
6.000%, 3/15/31	625,000	654,719
1.900%, 9/1/31	1,520,000	1,240,115
2.375%, 3/15/32	750,000	620,230
5.150%, 2/27/33	290,000	287,035
Textron, Inc.
4.000%, 3/15/26	175,000	173,180
3.650%, 3/15/27	250,000	242,937

		25,564,538

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	486,554
FedEx Corp.
3.250%, 4/1/26	500,000	491,257
3.400%, 2/15/28	500,000	478,570
4.200%, 10/17/28	500,000	488,887
3.100%, 8/5/29	750,000	694,571
GXO Logistics, Inc.
6.250%, 5/6/29 (x)	155,000	159,017
United Parcel Service, Inc.
3.050%, 11/15/27	750,000	721,435
3.400%, 3/15/29	310,000	294,397
2.500%, 9/1/29	150,000	135,983
4.875%, 3/3/33	290,000	286,140

		4,236,811

Building Products (0.2%)
Carrier Global Corp.
2.493%, 2/15/27 (x)	830,000	793,625
2.722%, 2/15/30	1,570,000	1,403,778
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	350,000	322,974
4.000%, 3/25/32 (x)	500,000	460,354
5.875%, 6/1/33	315,000	322,584
Johnson Controls International plc
5.500%, 4/19/29	250,000	254,335
1.750%, 9/15/30 (x)	265,000	221,223
2.000%, 9/16/31	585,000	480,870
Lennox International, Inc.
1.700%, 8/1/27	100,000	92,083
5.500%, 9/15/28	250,000	253,529
Masco Corp.
1.500%, 2/15/28	375,000	338,049
2.000%, 10/1/30	500,000	419,880
2.000%, 2/15/31	500,000	418,326
Owens Corning
3.400%, 8/15/26	285,000	278,644
3.950%, 8/15/29	250,000	237,725
Trane Technologies Financing Ltd.
3.500%, 3/21/26	500,000	492,677
3.800%, 3/21/29	500,000	478,738
5.250%, 3/3/33	135,000	135,212

		7,404,606

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
3.700%, 4/1/27 (x)	600,000	587,963
4.000%, 5/1/32 (x)	500,000	467,409
RELX Capital, Inc.
4.000%, 3/18/29	750,000	723,528
3.000%, 5/22/30	250,000	226,769
4.750%, 5/20/32	105,000	102,159
Republic Services, Inc.
3.375%, 11/15/27 (x)	275,000	265,257
3.950%, 5/15/28	750,000	729,282
4.875%, 4/1/29	555,000	552,815
5.000%, 11/15/29	500,000	500,891
Waste Connections, Inc.
3.500%, 5/1/29	750,000	707,283
5.000%, 3/1/34	1,000,000	974,481

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Waste Management, Inc.
3.150%, 11/15/27	$750,000	$719,727
1.150%, 3/15/28 (x)	195,000	174,060
4.875%, 2/15/29	500,000	501,952
2.000%, 6/1/29 (x)	250,000	221,558
4.625%, 2/15/30	500,000	494,104
4.150%, 4/15/32	1,000,000	944,179
4.625%, 2/15/33	500,000	484,829
4.875%, 2/15/34	2,000,000	1,957,879

		11,336,125

Construction & Engineering (0.0%)†
Quanta Services, Inc.
2.900%, 10/1/30	1,000,000	892,145
5.250%, 8/9/34	175,000	170,551

		1,062,696

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	481,182
4.350%, 5/18/28 (x)	310,000	307,043
Emerson Electric Co.
0.875%, 10/15/26	665,000	623,780
1.800%, 10/15/27	235,000	218,273
2.000%, 12/21/28	600,000	540,191
2.200%, 12/21/31	600,000	503,891
Hubbell, Inc.
3.150%, 8/15/27	150,000	143,446
3.500%, 2/15/28	500,000	478,467
2.300%, 3/15/31	290,000	246,231
Regal Rexnord Corp.
6.400%, 4/15/33	2,000,000	2,058,678
Rockwell Automation, Inc.
3.500%, 3/1/29 (x)	300,000	284,588
1.750%, 8/15/31 (x)	200,000	163,299

		6,049,069

Ground Transportation (0.2%)
Burlington Northern Santa Fe LLC
3.250%, 6/15/27	400,000	387,801
Canadian National Railway Co.
3.850%, 8/5/32 (x)	500,000	460,386
4.375%, 9/18/34	260,000	245,076
Canadian Pacific Railway Co.
1.750%, 12/2/26	290,000	274,306
2.875%, 11/15/29	310,000	283,250
2.050%, 3/5/30	180,000	155,693
2.450%, 12/2/31	335,000	284,233
CSX Corp.
2.600%, 11/1/26	750,000	724,232
3.250%, 6/1/27	550,000	532,388
JB Hunt Transport Services, Inc.
3.875%, 3/1/26	500,000	494,933
Norfolk Southern Corp.
2.900%, 6/15/26 (x)	500,000	488,610
3.150%, 6/1/27	365,000	352,318
2.550%, 11/1/29	500,000	449,042
5.050%, 8/1/30	355,000	357,057
Ryder System, Inc.
1.750%, 9/1/26	310,000	294,589
2.900%, 12/1/26	220,000	212,142
2.850%, 3/1/27	145,000	138,824
4.300%, 6/15/27	250,000	246,522
5.650%, 3/1/28 (x)	750,000	765,943
5.250%, 6/1/28	355,000	357,938
4.950%, 9/1/29	300,000	298,036
Uber Technologies, Inc.
4.800%, 9/15/34	1,000,000	953,969
Union Pacific Corp.
4.750%, 2/21/26	125,000	125,130
2.750%, 3/1/26 (x)	250,000	244,736
2.150%, 2/5/27 (x)	500,000	475,929
3.700%, 3/1/29	530,000	507,878
2.400%, 2/5/30	430,000	381,223
2.375%, 5/20/31	470,000	404,552
2.800%, 2/14/32	350,000	303,493

		11,200,229

Industrial Conglomerates (0.1%)
3M Co.
2.250%, 9/19/26	500,000	479,910
2.875%, 10/15/27	500,000	478,068
3.625%, 9/14/28	500,000	482,457
2.375%, 8/26/29	750,000	672,453
Honeywell International, Inc.
4.250%, 1/15/29	475,000	467,953
2.700%, 8/15/29	295,000	270,320
4.700%, 2/1/30	600,000	596,847
1.950%, 6/1/30	1,000,000	862,176
1.750%, 9/1/31	960,000	785,231
4.750%, 2/1/32	600,000	589,896
Pentair Finance Sarl
4.500%, 7/1/29	250,000	242,604
5.900%, 7/15/32	500,000	513,251

		6,441,166

Machinery (0.2%)
Caterpillar, Inc.
2.600%, 9/19/29	350,000	318,856
1.900%, 3/12/31	350,000	297,086
CNH Industrial Capital LLC
1.875%, 1/15/26	875,000	847,748
1.450%, 7/15/26	500,000	475,150
CNH Industrial NV
3.850%, 11/15/27	655,000	639,023
Dover Corp.
2.950%, 11/4/29	105,000	95,815
IDEX Corp.
3.000%, 5/1/30	250,000	225,351
Illinois Tool Works, Inc.
2.650%, 11/15/26	950,000	922,005
Ingersoll Rand, Inc.
5.176%, 6/15/29	350,000	353,118
Kennametal, Inc.
4.625%, 6/15/28	250,000	245,836
nVent Finance Sarl
2.750%, 11/15/31 (x)	500,000	419,767
5.650%, 5/15/33	500,000	499,468
Oshkosh Corp.
4.600%, 5/15/28	250,000	246,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Otis Worldwide Corp.
2.293%, 4/5/27	$800,000	$757,889
5.250%, 8/16/28 (x)	185,000	186,616
2.565%, 2/15/30	925,000	821,752
Parker-Hannifin Corp.
4.250%, 9/15/27 (x)	355,000	350,910
3.250%, 6/14/29	270,000	252,509
4.500%, 9/15/29	250,000	246,271
Stanley Black & Decker, Inc.
3.400%, 3/1/26	355,000	348,615
6.272%, 3/6/26 (x)	500,000	498,636
6.000%, 3/6/28	500,000	516,798
4.250%, 11/15/28	350,000	341,366
3.000%, 5/15/32	285,000	243,933
Westinghouse Air Brake Technologies Corp.
3.450%, 11/15/26	500,000	487,126
4.700%, 9/15/28 (e)	750,000	742,502
Xylem, Inc.
3.250%, 11/1/26	570,000	555,192
1.950%, 1/30/28	350,000	320,717

		12,256,542

Passenger Airlines (0.0%)†
Southwest Airlines Co.
3.000%, 11/15/26	250,000	241,450
5.125%, 6/15/27	850,000	850,484
3.450%, 11/16/27	250,000	240,969
2.625%, 2/10/30	350,000	313,373

		1,646,276

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28 (x)	485,000	441,592
4.450%, 9/9/34 (x)	1,000,000	951,103
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	343,119
2.900%, 12/1/29 (x)	500,000	450,942
2.600%, 5/1/31	1,000,000	852,710
Equifax, Inc.
5.100%, 12/15/27	565,000	567,577
5.100%, 6/1/28	750,000	750,733
Thomson Reuters Corp.
3.350%, 5/15/26 (x)	570,000	559,548
Verisk Analytics, Inc.
4.125%, 3/15/29	500,000	483,992

		5,401,316

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.875%, 1/15/26	790,000	774,128
3.750%, 6/1/26	375,000	369,085
1.875%, 8/15/26	375,000	357,391
2.200%, 1/15/27	750,000	710,397
5.850%, 12/15/27	500,000	511,666
5.300%, 2/1/28	250,000	251,462
2.100%, 9/1/28	455,000	409,791
3.000%, 2/1/30 (x)	250,000	225,327
3.125%, 12/1/30	350,000	309,733
5.200%, 7/15/31	250,000	246,744
2.875%, 1/15/32	750,000	638,170
Aircastle Ltd.
4.250%, 6/15/26	235,000	232,563

		5,036,457

Total Industrials		97,635,831

Information Technology (2.2%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.950%, 2/28/26	750,000	736,068
5.050%, 2/26/34	3,000,000	2,985,690
Juniper Networks, Inc.
3.750%, 8/15/29	500,000	474,145
2.000%, 12/10/30	320,000	266,688
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	544,478
4.600%, 5/23/29	350,000	343,889
5.600%, 6/1/32	500,000	509,596

		5,860,554

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	500,000	481,725
5.411%, 7/1/32 (x)	200,000	201,557
Amphenol Corp.
4.750%, 3/30/26	65,000	64,974
2.200%, 9/15/31	440,000	368,419
Avnet, Inc.
4.625%, 4/15/26	500,000	496,884
6.250%, 3/15/28	500,000	512,358
3.000%, 5/15/31	500,000	425,225
5.500%, 6/1/32	100,000	97,767
CDW LLC
2.670%, 12/1/26	715,000	684,732
3.276%, 12/1/28	535,000	497,391
3.569%, 12/1/31	750,000	667,311
5.550%, 8/22/34	175,000	172,614
Flex Ltd.
3.750%, 2/1/26	500,000	492,095
4.875%, 6/15/29	350,000	342,310
4.875%, 5/12/30	665,000	647,391
Jabil, Inc.
1.700%, 4/15/26	185,000	177,468
4.250%, 5/15/27	375,000	369,824
3.950%, 1/12/28	270,000	260,602
5.450%, 2/1/29	315,000	316,938
3.600%, 1/15/30	150,000	138,186
Keysight Technologies, Inc.
4.600%, 4/6/27	465,000	461,938
3.000%, 10/30/29	250,000	227,501
4.950%, 10/15/34	85,000	81,521
Teledyne Technologies, Inc.
1.600%, 4/1/26	500,000	479,933
2.250%, 4/1/28	500,000	458,294
Trimble, Inc.
4.900%, 6/15/28 (x)	450,000	448,479
Tyco Electronics Group SA
4.500%, 2/13/26	300,000	300,097
3.700%, 2/15/26	250,000	246,878
3.125%, 8/15/27	365,000	350,730
2.500%, 2/4/32	85,000	72,056

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Vontier Corp.
1.800%, 4/1/26	$310,000	$296,279
2.400%, 4/1/28	500,000	453,541

		11,293,018

IT Services (0.2%)
Accenture Capital, Inc.
4.500%, 10/4/34	1,500,000	1,425,190
Amdocs Ltd.
2.538%, 6/15/30	500,000	433,885
DXC Technology Co.
1.800%, 9/15/26 (x)	750,000	709,213
2.375%, 9/15/28 (x)	750,000	674,814
Genpact Luxembourg Sarl
1.750%, 4/10/26	200,000	191,686
6.000%, 6/4/29	125,000	127,445
International Business Machines Corp.
4.500%, 2/6/26	500,000	499,263
3.300%, 5/15/26	1,500,000	1,472,677
3.300%, 1/27/27 (x)	1,095,000	1,065,959
2.200%, 2/9/27	185,000	175,774
1.700%, 5/15/27	405,000	377,978
4.150%, 7/27/27	500,000	493,188
4.500%, 2/6/28	500,000	496,039
1.950%, 5/15/30	220,000	188,764
2.720%, 2/9/32	380,000	326,354
4.400%, 7/27/32	500,000	477,173
4.750%, 2/6/33	500,000	488,976

		9,624,378

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	65,000	60,233
Analog Devices, Inc.
3.500%, 12/5/26	500,000	490,722
3.450%, 6/15/27	500,000	486,369
1.700%, 10/1/28	340,000	304,050
2.100%, 10/1/31	435,000	364,045
Applied Materials, Inc.
4.800%, 6/15/29	135,000	135,120
1.750%, 6/1/30 (x)	585,000	499,117
Broadcom, Inc.
3.459%, 9/15/26	260,000	254,991
1.950%, 2/15/28§	515,000	471,436
4.110%, 9/15/28 (x)	1,942,000	1,895,827
4.000%, 4/15/29§	250,000	240,195
5.050%, 7/12/29 (x)	325,000	325,941
5.000%, 4/15/30	4,500,000	4,500,282
2.450%, 2/15/31§	1,250,000	1,077,406
5.150%, 11/15/31	1,000,000	1,004,826
4.150%, 4/15/32§	200,000	187,212
4.800%, 10/15/34	1,405,000	1,358,306
Intel Corp.
4.875%, 2/10/26	115,000	114,822
2.600%, 5/19/26	500,000	484,581
3.150%, 5/11/27	1,000,000	958,040
3.750%, 8/5/27	500,000	484,753
4.875%, 2/10/28	375,000	371,981
2.450%, 11/15/29	1,605,000	1,406,017
5.125%, 2/10/30	355,000	351,343
3.900%, 3/25/30	1,000,000	934,232
2.000%, 8/12/31	750,000	604,126
4.150%, 8/5/32	500,000	453,762
5.200%, 2/10/33	335,000	323,280
KLA Corp.
4.100%, 3/15/29	625,000	608,560
4.650%, 7/15/32 (x)	440,000	429,476
Lam Research Corp.
3.750%, 3/15/26	750,000	742,015
4.000%, 3/15/29	530,000	514,063
Marvell Technology, Inc.
1.650%, 4/15/26	335,000	321,155
2.450%, 4/15/28	335,000	308,657
4.875%, 6/22/28	350,000	347,112
2.950%, 4/15/31	290,000	254,450
5.950%, 9/15/33	470,000	489,191
Micron Technology, Inc.
4.975%, 2/6/26	350,000	350,254
4.185%, 2/15/27	375,000	369,514
5.375%, 4/15/28 (x)	500,000	503,892
5.327%, 2/6/29	350,000	351,211
6.750%, 11/1/29	500,000	530,513
2.703%, 4/15/32	220,000	183,869
5.875%, 2/9/33	315,000	322,149
NVIDIA Corp.
3.200%, 9/16/26	850,000	832,888
1.550%, 6/15/28	1,000,000	906,114
2.000%, 6/15/31	1,000,000	847,933
NXP BV
5.350%, 3/1/26	500,000	503,090
3.875%, 6/18/26	500,000	493,010
3.150%, 5/1/27	165,000	158,573
4.400%, 6/1/27 (x)	115,000	113,790
5.550%, 12/1/28	335,000	340,239
4.300%, 6/18/29 (x)	750,000	726,128
3.400%, 5/1/30	1,215,000	1,113,159
2.500%, 5/11/31	500,000	425,730
QUALCOMM, Inc.
3.250%, 5/20/27 (x)	1,500,000	1,458,767
2.150%, 5/20/30	500,000	437,847
4.250%, 5/20/32	260,000	250,236
Texas Instruments, Inc.
1.125%, 9/15/26	335,000	316,786
2.900%, 11/3/27	355,000	339,675
4.600%, 2/15/28	55,000	54,939
2.250%, 9/4/29	320,000	287,107
1.900%, 9/15/31	600,000	501,104
3.650%, 8/16/32	140,000	128,429
4.900%, 3/14/33	650,000	644,977
TSMC Arizona Corp.
3.875%, 4/22/27	460,000	451,716
4.125%, 4/22/29	500,000	486,540
4.250%, 4/22/32 (x)	345,000	329,323

		38,917,196

Software (0.6%)
Adobe, Inc.
2.150%, 2/1/27	465,000	443,802
AppLovin Corp.
5.125%, 12/1/29	1,000,000	993,820
5.375%, 12/1/31	1,000,000	1,002,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Autodesk, Inc.
3.500%, 6/15/27	$1,000,000	$969,159
2.850%, 1/15/30	195,000	176,154
Fortinet, Inc.
1.000%, 3/15/26	185,000	176,801
2.200%, 3/15/31	125,000	106,076
Intuit, Inc.
5.250%, 9/15/26	500,000	505,342
1.350%, 7/15/27	165,000	152,084
5.125%, 9/15/28	500,000	506,034
5.200%, 9/15/33	650,000	650,623
Microsoft Corp.
2.400%, 8/8/26 (x)	3,260,000	3,160,668
3.400%, 9/15/26	600,000	590,742
3.300%, 2/6/27	1,000,000	977,645
3.400%, 6/15/27	310,000	302,735
1.350%, 9/15/30	180,000	151,535
Oracle Corp.
1.650%, 3/25/26	680,000	655,339
2.650%, 7/15/26 (x)	2,805,000	2,720,062
3.250%, 11/15/27 (x)	1,000,000	961,254
4.500%, 5/6/28	610,000	603,687
6.150%, 11/9/29	295,000	308,676
2.950%, 4/1/30	5,000,000	4,504,495
4.650%, 5/6/30	1,000,000	982,460
4.900%, 2/6/33 (x)	525,000	511,128
4.700%, 9/27/34	500,000	473,217
Roper Technologies, Inc.
3.800%, 12/15/26	285,000	279,970
1.400%, 9/15/27	375,000	342,871
2.950%, 9/15/29	210,000	191,429
2.000%, 6/30/30	440,000	374,647
Salesforce, Inc.
3.700%, 4/11/28	375,000	365,083
1.500%, 7/15/28 (x)	650,000	583,799
1.950%, 7/15/31	1,200,000	1,006,138
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,658,523
VMware LLC
1.400%, 8/15/26	310,000	293,502
3.900%, 8/21/27	2,050,000	1,999,386
1.800%, 8/15/28	405,000	362,727

		30,044,373

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
0.700%, 2/8/26	1,000,000	960,106
4.421%, 5/8/26	355,000	354,131
2.450%, 8/4/26 (x)	1,675,000	1,625,219
2.050%, 9/11/26	750,000	721,358
3.350%, 2/9/27 (x)	1,500,000	1,469,502
3.200%, 5/11/27	923,000	896,843
3.000%, 6/20/27	2,060,000	1,992,883
1.200%, 2/8/28	1,000,000	902,876
4.000%, 5/10/28	355,000	349,220
1.400%, 8/5/28	1,000,000	895,551
3.250%, 8/8/29	750,000	708,220
2.200%, 9/11/29	750,000	673,331
4.150%, 5/10/30 (x)	225,000	221,730
1.650%, 5/11/30	440,000	377,505
3.350%, 8/8/32	750,000	686,570
4.300%, 5/10/33	500,000	486,791
Dell International LLC
6.020%, 6/15/26	319,000	323,651
4.900%, 10/1/26	1,300,000	1,301,431
5.250%, 2/1/28	250,000	252,640
5.300%, 10/1/29	1,500,000	1,512,828
Hewlett Packard Enterprise Co.
1.750%, 4/1/26	600,000	577,762
5.250%, 7/1/28 (x)	500,000	503,632
4.850%, 10/15/31	500,000	487,423
5.000%, 10/15/34	1,000,000	961,328
HP, Inc.
1.450%, 6/17/26	750,000	715,052
4.750%, 1/15/28	500,000	498,079
2.650%, 6/17/31	750,000	641,926
4.200%, 4/15/32	500,000	467,798
NetApp, Inc.
2.375%, 6/22/27	300,000	282,907
2.700%, 6/22/30	300,000	264,057
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	218,136
Western Digital Corp.
2.850%, 2/1/29	500,000	443,645

		22,774,131

Total Information Technology		118,513,650

Materials (0.8%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
1.850%, 5/15/27 (x)	195,000	183,221
2.050%, 5/15/30	125,000	108,425
4.800%, 3/3/33	500,000	490,536
Albemarle Corp.
4.650%, 6/1/27	250,000	247,755
5.050%, 6/1/32	250,000	237,734
Cabot Corp.
4.000%, 7/1/29 (x)	500,000	477,234
5.000%, 6/30/32	200,000	194,702
Celanese US Holdings LLC
1.400%, 8/5/26	250,000	233,621
6.165%, 7/15/27 (e)	500,000	507,156
6.600%, 11/15/28 (e)	355,000	362,863
6.330%, 7/15/29 (e)	500,000	509,507
6.800%, 11/15/30 (e)	500,000	515,741
6.379%, 7/15/32 (e)	500,000	508,163
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	496,518
DuPont de Nemours, Inc.
4.725%, 11/15/28	1,000,000	993,948
Eastman Chemical Co.
5.000%, 8/1/29	125,000	124,354
5.750%, 3/8/33	750,000	763,592
Ecolab, Inc.
2.700%, 11/1/26	215,000	207,950
1.650%, 2/1/27	1,000,000	941,937
EIDP, Inc.
4.500%, 5/15/26	355,000	354,396
4.800%, 5/15/33 (x)	500,000	482,100
FMC Corp.
5.150%, 5/18/26	315,000	315,244
3.200%, 10/1/26	350,000	339,532
5.650%, 5/18/33	500,000	492,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Huntsman International LLC
5.700%, 10/15/34 (x)	$210,000	$200,467
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	376,446
Linde, Inc.
3.200%, 1/30/26	350,000	345,199
1.100%, 8/10/30 (x)	500,000	413,132
LYB International Finance III LLC
2.250%, 10/1/30	270,000	230,165
5.625%, 5/15/33	500,000	504,532
Mosaic Co. (The)
4.050%, 11/15/27	750,000	733,326
5.375%, 11/15/28	105,000	106,027
NewMarket Corp.
2.700%, 3/18/31	500,000	424,905
Nutrien Ltd.
4.000%, 12/15/26 (x)	500,000	492,654
4.900%, 3/27/28	235,000	234,726
4.200%, 4/1/29	280,000	271,016
2.950%, 5/13/30	500,000	450,633
PPG Industries, Inc.
1.200%, 3/15/26 (x)	510,000	488,460
2.800%, 8/15/29	250,000	227,004
RPM International, Inc.
3.750%, 3/15/27	350,000	341,616
4.550%, 3/1/29	500,000	490,190
2.950%, 1/15/32	470,000	403,698
Sherwin-Williams Co.(The)
3.950%, 1/15/26	500,000	496,213
3.450%, 6/1/27	750,000	728,852
2.950%, 8/15/29	500,000	458,614
Westlake Corp.
3.600%, 8/15/26	500,000	490,084
3.375%, 6/15/30	280,000	254,794

		19,251,909

Construction Materials (0.0%)†
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	318,600
Martin Marietta Materials, Inc.
3.450%, 6/1/27	321,000	310,954
3.500%, 12/15/27 (x)	500,000	482,053
2.400%, 7/15/31 (x)	250,000	212,985
Series CB
2.500%, 3/15/30	235,000	207,505
Vulcan Materials Co.
3.900%, 4/1/27	130,000	127,452

		1,659,549

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33	320,000	323,541
Amcor Flexibles North America, Inc.
3.100%, 9/15/26	500,000	484,053
2.630%, 6/19/30	220,000	192,187
2.690%, 5/25/31	490,000	420,036
Avery Dennison Corp.
4.875%, 12/6/28	300,000	298,593
5.750%, 3/15/33	250,000	256,483
Berry Global, Inc.
1.570%, 1/15/26 (x)	1,125,000	1,086,907
1.650%, 1/15/27	500,000	467,720
5.500%, 4/15/28	250,000	252,500
Packaging Corp. of America
3.400%, 12/15/27	360,000	345,907
5.700%, 12/1/33	280,000	286,239
Sonoco Products Co.
2.250%, 2/1/27	415,000	392,329
5.000%, 9/1/34	290,000	274,749
WRKCo., Inc.
4.000%, 3/15/28	500,000	484,235
3.900%, 6/1/28 (x)	175,000	168,400

		5,733,879

Metals & Mining (0.2%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	354,319
3.750%, 10/1/30	200,000	179,832
BHP Billiton Finance USA Ltd.
4.875%, 2/27/26	500,000	500,852
5.250%, 9/8/26	500,000	504,721
4.750%, 2/28/28	500,000	498,277
5.100%, 9/8/28 (x)	500,000	503,131
5.250%, 9/8/30	500,000	507,468
4.900%, 2/28/33	530,000	520,022
5.250%, 9/8/33	500,000	501,170
Freeport-McMoRan, Inc.
4.625%, 8/1/30	1,500,000	1,449,678
Kinross Gold Corp.
6.250%, 7/15/33	500,000	517,815
Nucor Corp.
4.300%, 5/23/27	500,000	495,526
3.950%, 5/1/28	1,350,000	1,309,866
Reliance, Inc.
2.150%, 8/15/30	275,000	234,367
Rio Tinto Finance USA plc
5.000%, 3/9/33	750,000	748,202
Steel Dynamics, Inc.
1.650%, 10/15/27	190,000	174,569
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	1,088,933
6.125%, 6/12/33 (x)	375,000	378,240

		10,466,988

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	478,170
Suzano Austria GmbH
2.500%, 9/15/28	210,000	187,490
6.000%, 1/15/29	1,000,000	1,001,500
5.000%, 1/15/30	2,000,000	1,913,750
Suzano International Finance BV
5.500%, 1/17/27	625,000	625,391

		4,206,301

Total Materials		41,318,626

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Real Estate (1.4%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27 (x)	$1,500,000	$1,456,619
5.550%, 1/15/28	500,000	507,774
GLP Capital LP (REIT)
5.375%, 4/15/26	750,000	750,150
5.750%, 6/1/28	385,000	388,388
3.250%, 1/15/32	250,000	215,227
Simon Property Group LP (REIT)
3.250%, 11/30/26	500,000	487,478
3.375%, 6/15/27	1,750,000	1,699,676
3.375%, 12/1/27 (x)	750,000	724,833
1.750%, 2/1/28 (x)	500,000	456,574
2.450%, 9/13/29 (x)	750,000	672,620
2.650%, 7/15/30	500,000	444,293
4.750%, 9/26/34	120,000	113,580
Store Capital LLC (REIT)
4.500%, 3/15/28 (x)	275,000	266,011
4.625%, 3/15/29 (x)	250,000	239,638
2.750%, 11/18/30	250,000	214,529
2.700%, 12/1/31	500,000	411,091
WP Carey, Inc. (REIT)
4.250%, 10/1/26	400,000	395,434
3.850%, 7/15/29	250,000	237,123

		9,681,038

Health Care REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)
3.800%, 4/15/26	250,000	246,641
DOC DR LLC (REIT)
4.300%, 3/15/27	250,000	246,898
Healthcare Realty Holdings LP (REIT)
3.500%, 8/1/26 (x)	425,000	415,062
Healthpeak OP LLC (REIT)
3.250%, 7/15/26	175,000	171,011
1.350%, 2/1/27	1,000,000	930,424
2.125%, 12/1/28	795,000	713,672
3.500%, 7/15/29	200,000	186,975
5.250%, 12/15/32	375,000	372,227
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	128,766
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	700,800
Ventas Realty LP (REIT)
3.250%, 10/15/26	800,000	777,701
Welltower OP LLC (REIT)
2.700%, 2/15/27 (x)	250,000	240,076
4.250%, 4/15/28	1,225,000	1,197,504
2.050%, 1/15/29	1,165,000	1,041,625

		7,369,382

Industrial REITs (0.1%)
Prologis LP (REIT)
3.250%, 6/30/26 (x)	750,000	736,107
3.250%, 10/1/26	300,000	293,329
2.125%, 4/15/27 (x)	500,000	473,026
3.375%, 12/15/27	680,000	656,542
4.875%, 6/15/28	500,000	500,897
4.000%, 9/15/28	300,000	291,464
4.375%, 2/1/29	155,000	152,203
2.875%, 11/15/29	185,000	169,111
1.750%, 7/1/30	200,000	168,428
2.250%, 1/15/32	500,000	415,444
5.000%, 3/15/34	750,000	733,667
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	208,821
2.150%, 9/1/31	200,000	162,689

		4,961,728

Office REITs (0.1%)
Boston Properties LP (REIT)
3.400%, 6/21/29	750,000	688,130
3.250%, 1/30/31	1,500,000	1,319,325
COPT Defense Properties LP (REIT)
2.250%, 3/15/26	270,000	260,922
2.000%, 1/15/29	425,000	373,258
Kilroy Realty LP (REIT)
4.750%, 12/15/28	350,000	340,935
Piedmont Operating Partnership LP (REIT)
9.250%, 7/20/28	250,000	273,897
6.875%, 7/15/29	175,000	179,626
3.150%, 8/15/30	500,000	429,461

		3,865,554

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,498,040
2.500%, 4/1/31	250,000	212,393

		1,710,433

Residential REITs (0.2%)
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28 (x)	500,000	486,780
2.375%, 7/15/31	160,000	133,600
3.625%, 4/15/32	350,000	312,671
AvalonBay Communities, Inc. (REIT)
2.950%, 5/11/26	1,000,000	976,356
2.900%, 10/15/26	250,000	242,341
3.350%, 5/15/27	175,000	169,495
1.900%, 12/1/28	1,250,000	1,115,537
5.300%, 12/7/33 (x)	145,000	145,045
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	208,553
ERP Operating LP (REIT)
3.250%, 8/1/27	355,000	341,218
4.150%, 12/1/28	300,000	292,512
1.850%, 8/1/31	200,000	164,789
4.650%, 9/15/34	320,000	303,306
Essex Portfolio LP (REIT)
3.375%, 4/15/26	250,000	245,334
1.700%, 3/1/28	625,000	563,496
4.000%, 3/1/29	500,000	478,902
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	337,961
5.450%, 8/15/30	300,000	302,049
4.150%, 4/15/32	250,000	229,874
5.500%, 8/15/33	500,000	497,089
Mid-America Apartments LP(REIT)
1.100%, 9/15/26	165,000	155,318
3.600%, 6/1/27	500,000	487,371
3.950%, 3/15/29	750,000	721,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	$310,000	$278,957
2.700%, 7/15/31	185,000	155,470
4.200%, 4/15/32 (x)	250,000	227,806
5.700%, 1/15/33	250,000	248,326
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	484,445
2.750%, 9/1/31	200,000	168,401
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	121,153
3.500%, 7/1/27	350,000	338,151
3.200%, 1/15/30	1,000,000	913,737
3.000%, 8/15/31	150,000	131,673

		11,979,334

Retail REITs (0.2%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	288,791
Brixmor Operating Partnership LP (REIT)
4.125%, 6/15/26	275,000	272,131
3.900%, 3/15/27	250,000	243,971
2.250%, 4/1/28	175,000	159,765
4.125%, 5/15/29	375,000	358,740
4.050%, 7/1/30	375,000	353,803
2.500%, 8/16/31	250,000	209,514
Federal Realty OP LP (REIT)
1.250%, 2/15/26	250,000	239,923
3.250%, 7/15/27	500,000	479,645
5.375%, 5/1/28	500,000	503,648
3.200%, 6/15/29	500,000	460,002
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	200,000	182,458
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	245,990
NNN REIT, Inc. (REIT)
3.600%, 12/15/26	250,000	244,485
4.300%, 10/15/28	665,000	647,806
Realty Income Corp. (REIT)
5.050%, 1/13/26	55,000	54,854
0.750%, 3/15/26	390,000	371,939
4.875%, 6/1/26	485,000	485,931
4.125%, 10/15/26	725,000	717,699
3.950%, 8/15/27	320,000	314,537
2.100%, 3/15/28 (x)	500,000	458,295
2.200%, 6/15/28	500,000	455,846
4.700%, 12/15/28	350,000	347,170
3.250%, 6/15/29	350,000	325,852
4.000%, 7/15/29 (x)	225,000	215,903
4.850%, 3/15/30	155,000	153,677
5.625%, 10/13/32	250,000	255,218
5.125%, 2/15/34	2,000,000	1,961,381
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	350,852
4.125%, 3/15/28	500,000	486,924
2.950%, 9/15/29	250,000	228,578

		12,075,328

Specialized REITs (0.4%)
American Tower Corp. (REIT)
1.600%, 4/15/26	600,000	576,126
1.450%, 9/15/26	500,000	472,399
2.750%, 1/15/27	350,000	336,117
3.650%, 3/15/27	400,000	389,999
1.500%, 1/31/28	350,000	314,969
5.500%, 3/15/28 (x)	500,000	506,729
5.250%, 7/15/28	355,000	356,929
5.800%, 11/15/28 (x)	415,000	424,919
3.950%, 3/15/29	500,000	478,518
2.900%, 1/15/30	240,000	216,041
2.100%, 6/15/30	250,000	213,963
1.875%, 10/15/30	1,000,000	836,232
2.700%, 4/15/31	600,000	518,220
2.300%, 9/15/31	355,000	295,112
5.650%, 3/15/33	250,000	252,839
Crown Castle, Inc. (REIT)
4.450%, 2/15/26 (x)	2,165,000	2,154,732
3.700%, 6/15/26	165,000	162,261
1.050%, 7/15/26 (x)	750,000	708,019
2.900%, 3/15/27 (x)	970,000	929,757
3.650%, 9/1/27	750,000	725,944
5.000%, 1/11/28 (x)	180,000	179,613
4.800%, 9/1/28	415,000	410,083
5.600%, 6/1/29	250,000	254,810
CubeSmart LP (REIT)
3.125%, 9/1/26	250,000	242,880
2.250%, 12/15/28	500,000	449,111
4.375%, 2/15/29	150,000	145,364
Equinix, Inc. (REIT)
1.450%, 5/15/26	350,000	334,516
2.900%, 11/18/26	455,000	439,038
1.800%, 7/15/27	215,000	199,438
1.550%, 3/15/28	375,000	337,271
2.000%, 5/15/28	350,000	317,223
3.200%, 11/18/29	455,000	417,934
2.500%, 5/15/31	750,000	640,081
3.900%, 4/15/32	500,000	460,085
Extra Space Storage LP (REIT)
3.500%, 7/1/26	500,000	490,603
3.875%, 12/15/27	400,000	389,510
5.700%, 4/1/28	330,000	336,311
3.900%, 4/1/29	165,000	157,532
4.000%, 6/15/29	500,000	477,808
5.500%, 7/1/30 (x)	355,000	360,303
2.400%, 10/15/31	350,000	290,897
Public Storage Operating Co. (REIT)
0.875%, 2/15/26	250,000	239,698
1.500%, 11/9/26	250,000	236,398
3.094%, 9/15/27	300,000	288,126
1.850%, 5/1/28	280,000	254,951
1.950%, 11/9/28	415,000	372,925
5.125%, 1/15/29	295,000	297,923
3.385%, 5/1/29 (x)	320,000	301,548
2.300%, 5/1/31	280,000	239,190
2.250%, 11/9/31	310,000	259,031
5.100%, 8/1/33	95,000	94,313
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	1,350,000	1,349,291

		22,133,630

Total Real Estate		73,776,427

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Utilities (2.3%)
Electric Utilities (1.7%)
AEP Texas, Inc.
4.700%, 5/15/32	$250,000	$239,094
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	242,638
Alabama Power Co.
3.750%, 9/1/27	500,000	488,847
Series 20-A 1.450%, 9/15/30	500,000	413,474
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	382,760
2.300%, 3/1/30	150,000	130,162
5.625%, 3/1/33 (x)	190,000	191,322
Series J 4.300%, 12/1/28	500,000	488,077
Appalachian Power Co.
Series AA 2.700%, 4/1/31	500,000	431,964
Series BB 4.500%, 8/1/32	85,000	79,961
Arizona Public Service Co.
2.950%, 9/15/27	350,000	333,345
2.600%, 8/15/29	250,000	225,736
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	338,662
2.300%, 3/15/31	250,000	212,149
Avangrid, Inc.
3.800%, 6/1/29	750,000	709,969
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	675,515
2.250%, 6/15/31	500,000	422,101
CenterPoint Energy Houston Electric LLC
4.950%, 4/1/33	200,000	195,461
Series AE 2.350%, 4/1/31	275,000	233,836
Series AG 3.000%, 3/1/32	200,000	173,137
Series Z 2.400%, 9/1/26	250,000	240,946
Cleco Corporate Holdings LLC
3.743%, 5/1/26 (e)	157,000	153,800
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	211,706
Series 122 2.950%, 8/15/27	500,000	478,677
Connecticut Light & Power Co. (The)
4.950%, 8/15/34	125,000	121,774
Series A 3.200%, 3/15/27 (x)	250,000	242,035
2.050%, 7/1/31 (x)	500,000	417,171
DTE Electric Co.
Series A 1. 900%, 4/1/28 (x)	320,000	292,149
3.000%, 3/1/32	250,000	219,432
Duke Energy Carolinas LLC
3.950%, 11/15/28	500,000	484,496
2.450%, 8/15/29	300,000	269,508
2.550%, 4/15/31 (x)	375,000	324,565
2.850%, 3/15/32	220,000	189,799
4.950%, 1/15/33	500,000	491,381
Duke Energy Corp.
3.150%, 8/15/27	750,000	719,353
4.300%, 3/15/28	375,000	368,603
3.400%, 6/15/29	310,000	290,330
2.450%, 6/1/30	250,000	218,811
2.550%, 6/15/31 (x)	750,000	640,913
4.500%, 8/15/32	355,000	337,839
5.750%, 9/15/33	500,000	521,289
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.450%, 9/1/54 (k)	500,000	506,250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82 (k)	280,000	261,100
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	632,275
3.800%, 7/15/28	750,000	724,986
1.750%, 6/15/30	215,000	181,665
2.400%, 12/15/31	390,000	326,857
5.875%, 11/15/33 (x)	225,000	234,093
Duke Energy Ohio, Inc.
5.250%, 4/1/33	35,000	34,854
Duke Energy Progress LLC
3.450%, 3/15/29	350,000	331,336
2.000%, 8/15/31	500,000	413,457
5.100%, 3/15/34	500,000	493,287
Edison International
5.750%, 6/15/27	40,000	40,627
4.125%, 3/15/28	500,000	484,197
5.250%, 11/15/28	285,000	285,208
6.950%, 11/15/29	100,000	106,704
5.250%, 3/15/32	500,000	493,666
Emera US Finance LP
3.550%, 6/15/26	665,000	651,037
2.639%, 6/15/31	335,000	282,785
Enel Americas SA
4.000%, 10/25/26	165,000	161,287
Enel Chile SA
4.875%, 6/12/28	750,000	738,045
Entergy Arkansas LLC
3.500%, 4/1/26 (x)	300,000	295,865
Entergy Corp.
2.950%, 9/1/26	300,000	291,139
1.900%, 6/15/28	1,165,000	1,051,513
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54 (k)	500,000	509,375
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	481,100
5.350%, 3/15/34	500,000	499,778
5.150%, 9/15/34	1,000,000	981,542
Evergy Kansas Central, Inc.
2.550%, 7/1/26	350,000	339,261
5.900%, 11/15/33	300,000	309,288
Evergy Metro, Inc.
4.950%, 4/15/33	315,000	306,938
Evergy, Inc.
2.900%, 9/15/29	500,000	453,966
Eversource Energy
4.750%, 5/15/26	250,000	249,541
2.900%, 3/1/27	200,000	191,684
4.600%, 7/1/27	350,000	347,414

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
2.550%, 3/15/31 (x)	$500,000	$425,591
3.375%, 3/1/32	200,000	174,941
5.125%, 5/15/33	500,000	485,730
5.950%, 7/15/34	1,000,000	1,024,847
Series R
1.650%, 8/15/30	250,000	207,474
Series U
1.400%, 8/15/26	250,000	236,361
Exelon Corp.
3.400%, 4/15/26 (x)	500,000	491,552
2.750%, 3/15/27 (x)	500,000	478,368
5.150%, 3/15/28	150,000	150,914
3.350%, 3/15/32	500,000	442,084
5.300%, 3/15/33	300,000	298,975
Florida Power & Light Co.
4.450%, 5/15/26	250,000	250,064
5.050%, 4/1/28	585,000	589,452
4.400%, 5/15/28	375,000	370,043
4.625%, 5/15/30	500,000	494,177
4.800%, 5/15/33	500,000	485,382
Series A
3.300%, 5/30/27	250,000	241,033
Fortis, Inc.
3.055%, 10/4/26	750,000	725,882
Georgia Power Co.
3.250%, 4/1/26	350,000	343,921
3.250%, 3/30/27	500,000	484,557
4.650%, 5/16/28 (x)	500,000	497,843
4.700%, 5/15/32	250,000	243,577
4.950%, 5/17/33	500,000	492,041
Series B
2.650%, 9/15/29	350,000	317,031
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,205,233
Interstate Power & Light Co.
4.100%, 9/26/28	450,000	436,676
3.600%, 4/1/29	500,000	472,804
2.300%, 6/1/30	125,000	107,777
ITC Holdings Corp.
3.250%, 6/30/26	300,000	293,050
3.350%, 11/15/27	400,000	384,526
MidAmerican Energy Co.
3.100%, 5/1/27	1,000,000	967,638
3.650%, 4/15/29	850,000	809,735
Mississippi Power Co.
3.950%, 3/30/28	250,000	243,221
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	400,000	377,424
3.550%, 5/1/27	1,500,000	1,461,045
4.625%, 7/15/27	500,000	498,856
4.900%, 2/28/28	500,000	500,156
1.900%, 6/15/28	750,000	678,047
3.500%, 4/1/29	500,000	471,463
5.000%, 2/28/30	500,000	499,360
2.250%, 6/1/30	2,500,000	2,158,017
2.440%, 1/15/32	400,000	332,590
5.000%, 7/15/32	150,000	147,367
5.050%, 2/28/33	500,000	489,670
5.250%, 3/15/34	500,000	494,539
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54 (k)	1,000,000	1,027,500
5.650%, 5/1/79	500,000	487,500
Northern States Power Co.
2.250%, 4/1/31	300,000	254,809
NSTAR Electric Co.
3.200%, 5/15/27	500,000	483,045
3.250%, 5/15/29 (x)	500,000	466,816
1.950%, 8/15/31	500,000	411,571
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	190,719
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	337,279
5.400%, 1/15/33	350,000	352,467
Oncor Electric Delivery Co. LLC
4.300%, 5/15/28	500,000	493,379
3.700%, 11/15/28	1,250,000	1,200,762
2.750%, 5/15/30	185,000	165,789
4.150%, 6/1/32	95,000	88,730
4.550%, 9/15/32	180,000	173,019
Pacific Gas and Electric Co.
5.450%, 6/15/27	500,000	505,341
2.100%, 8/1/27	750,000	698,487
3.000%, 6/15/28	520,000	486,490
6.100%, 1/15/29 (x)	500,000	517,014
4.200%, 3/1/29	350,000	336,810
4.550%, 7/1/30	3,500,000	3,388,037
3.250%, 6/1/31	1,085,000	960,728
6.150%, 1/15/33	85,000	88,111
6.400%, 6/15/33	500,000	526,878
5.800%, 5/15/34	500,000	510,816
PacifiCorp
5.450%, 2/15/34	2,000,000	1,986,972
PECO Energy Co.
4.900%, 6/15/33	210,000	205,659
PPL Capital Funding, Inc.
3.100%, 5/15/26	500,000	487,904
5.250%, 9/1/34	115,000	113,066
PPL Electric Utilities Corp.
4.850%, 2/15/34	1,000,000	971,883
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	336,832
Public Service Co. of New Hampshire
Series V
2.200%, 6/15/31	290,000	243,745
Public Service Co. of Oklahoma
5.250%, 1/15/33	200,000	196,719
Series J
2.200%, 8/15/31	250,000	206,146
Public Service Electric & Gas Co.
0.950%, 3/15/26	350,000	335,031
2.250%, 9/15/26	450,000	432,813
3.700%, 5/1/28	500,000	481,638
3.650%, 9/1/28	300,000	287,965
3.200%, 5/15/29	250,000	234,138
2.450%, 1/15/30	165,000	146,693
1.900%, 8/15/31	235,000	193,136
5.200%, 8/1/33	500,000	500,149
Southern California Edison Co.
4.900%, 6/1/26	500,000	501,436
5.300%, 3/1/28	310,000	313,258
2.850%, 8/1/29	660,000	602,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
2.250%, 6/1/30	$655,000	$567,723
5.450%, 6/1/31	750,000	759,431
2.750%, 2/1/32	315,000	268,333
Series 20C
1.200%, 2/1/26	440,000	423,303
Series D
4.700%, 6/1/27	500,000	499,197
Series G
2.500%, 6/1/31	500,000	426,786
Southern Co. (The)
5.113%, 8/1/27 (e)	500,000	503,278
4.850%, 6/15/28	500,000	499,563
5.500%, 3/15/29 (x)	200,000	203,925
5.700%, 10/15/32	310,000	318,310
Series 21-B
1.750%, 3/15/28	210,000	190,274
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	500,000	482,057
Series M
4.100%, 9/15/28	750,000	726,237
Series N
1.650%, 3/15/26	500,000	480,859
System Energy Resources, Inc.
5.300%, 12/15/34	35,000	34,344
Tampa Electric Co.
2.400%, 3/15/31	140,000	119,538
Tucson Electric Power Co.
1.500%, 8/1/30	225,000	185,726
Union Electric Co.
2.950%, 6/15/27	500,000	480,189
3.500%, 3/15/29	500,000	472,639
Virginia Electric and Power Co.
2.300%, 11/15/31	500,000	416,991
5.000%, 4/1/33	500,000	489,552
5.300%, 8/15/33	500,000	487,717
5.050%, 8/15/34	105,000	102,303
Series A
3.150%, 1/15/26	715,000	704,728
3.500%, 3/15/27 (x)	750,000	730,450
3.800%, 4/1/28 (x)	500,000	484,708
2.875%, 7/15/29	175,000	160,693
Series B
2.950%, 11/15/26	500,000	484,879
3.750%, 5/15/27	390,000	381,869
Wisconsin Electric Power Co.
1.700%, 6/15/28 (x)	310,000	280,424
4.600%, 10/1/34	500,000	477,330
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	333,592
1.950%, 9/16/31	250,000	203,552
Xcel Energy, Inc.
3.350%, 12/1/26	500,000	487,537
1.750%, 3/15/27	415,000	388,350
4.000%, 6/15/28	500,000	483,744
2.600%, 12/1/29	350,000	312,000
2.350%, 11/15/31	500,000	412,278
5.450%, 8/15/33	250,000	247,867

		89,157,969

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	298,350
2.625%, 9/15/29 (x)	800,000	726,956
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	1,000,000	1,008,528
4.000%, 4/1/28 (x)	500,000	483,598
4.400%, 7/1/32	100,000	94,580
5.400%, 3/1/33	500,000	501,105
National Fuel Gas Co.
5.500%, 10/1/26	250,000	251,800
3.950%, 9/15/27	300,000	291,168
4.750%, 9/1/28	300,000	294,481
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29 (x)	500,000	470,474
2.500%, 3/15/31	380,000	323,905
Southern California Gas Co.
2.950%, 4/15/27	280,000	269,378
Series TT
2.600%, 6/15/26	500,000	485,918
Southwest Gas Corp.
5.450%, 3/23/28	335,000	339,008
2.200%, 6/15/30 (x)	500,000	430,060
4.050%, 3/15/32	150,000	138,503
Spire Missouri, Inc.
Series 2034
5.150%, 8/15/34	220,000	217,932

		6,625,744

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)
1.375%, 1/15/26	1,540,000	1,484,807
5.450%, 6/1/28	500,000	502,304
Constellation Energy Generation LLC
5.600%, 3/1/28	310,000	315,708
5.800%, 3/1/33	355,000	362,322
Southern Power Co.
0.900%, 1/15/26	155,000	148,785

		2,813,926

Multi-Utilities (0.5%)
Ameren Corp.
1.950%, 3/15/27	500,000	469,658
1.750%, 3/15/28	375,000	338,948
Ameren Illinois Co.
3.800%, 5/15/28	350,000	338,507
1.550%, 11/15/30	210,000	173,468
Black Hills Corp.
3.950%, 1/15/26	350,000	346,266
5.950%, 3/15/28	200,000	205,550
3.050%, 10/15/29	250,000	227,898
2.500%, 6/15/30	315,000	274,556
CenterPoint Energy, Inc.
1.450%, 6/1/26 (x)	315,000	300,711
CMS Energy Corp.
3.000%, 5/15/26	210,000	204,780
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	531,774
2.400%, 6/15/31	750,000	642,254
5.200%, 3/1/33 (x)	500,000	500,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Series B
3.125%, 11/15/27 (x)	$300,000	$286,142
Series D
4.000%, 12/1/28	500,000	485,916
Consumers Energy Co.
4.650%, 3/1/28	500,000	497,112
3.800%, 11/15/28	750,000	717,715
4.900%, 2/15/29	500,000	501,274
4.700%, 1/15/30	115,000	113,948
3.600%, 8/15/32	335,000	302,896
Dominion Energy, Inc.
4.250%, 6/1/28	500,000	489,004
Series A
1.450%, 4/15/26 (x)	305,000	292,374
4.350%, 8/15/32	250,000	234,138
Series C
2.250%, 8/15/31	455,000	378,693
Series D
2.850%, 8/15/26	450,000	436,687
DTE Energy Co.
2.850%, 10/1/26	750,000	726,271
4.950%, 7/1/27	130,000	130,488
4.875%, 6/1/28 (x)	415,000	413,154
2.950%, 3/1/30	250,000	223,991
5.850%, 6/1/34	1,000,000	1,027,094
Series C
3.400%, 6/15/29	164,000	153,159
NiSource, Inc.
3.490%, 5/15/27	1,250,000	1,214,556
5.250%, 3/30/28	450,000	453,469
5.200%, 7/1/29	175,000	175,848
2.950%, 9/1/29	350,000	319,685
5.400%, 6/30/33	210,000	209,081
Public Service Enterprise Group, Inc.
1.600%, 8/15/30	500,000	415,480
2.450%, 11/15/31	500,000	420,758
6.125%, 10/15/33	500,000	520,526
Puget Energy, Inc.
2.379%, 6/15/28	625,000	569,973
4.224%, 3/15/32	355,000	326,643
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	485,779
4.950%, 8/15/28 (x)	500,000	502,244
Series VVV
1.700%, 10/1/30	235,000	196,804
Series XXX
3.000%, 3/15/32	500,000	435,002
Sempra
5.400%, 8/1/26	500,000	504,286
3.250%, 6/15/27	500,000	480,829
3.700%, 4/1/29	445,000	422,152
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52 (k)	40,000	38,250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54 (k)(x)	1,000,000	991,250
Southern Co. Gas Capital Corp.
3.250%, 6/15/26	530,000	518,696
5.150%, 9/15/32	250,000	248,335
5.750%, 9/15/33	360,000	368,109
4.950%, 9/15/34	500,000	482,584
WEC Energy Group, Inc.
4.750%, 1/9/26	335,000	334,911
5.600%, 9/12/26	125,000	126,575
5.150%, 10/1/27 (x)	355,000	358,253
1.375%, 10/15/27	500,000	455,726
4.750%, 1/15/28	250,000	249,249
2.200%, 12/15/28	500,000	450,556
1.800%, 10/15/30	172,000	143,424

		24,383,917

Water Utilities (0.0%)†
American Water Capital Corp.
3.750%, 9/1/28	750,000	721,131
3.450%, 6/1/29	500,000	469,684
2.300%, 6/1/31 (x)	400,000	337,115
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	281,892

		1,809,822

Total Utilities		124,791,378

Total Corporate Bonds		1,651,828,272

Foreign Government Securities (2.1%)
Canada Government Bond
3.750%, 4/26/28	780,000	757,517
4.625%, 4/30/29 (x)	2,335,000	2,349,238
Export Development Canada
4.375%, 6/29/26	1,350,000	1,348,048
3.000%, 5/25/27	1,000,000	968,494
3.875%, 2/14/28 (x)	750,000	738,685
4.125%, 2/13/29	1,500,000	1,480,300
4.750%, 6/5/34	295,000	296,661
Export-Import Bank of Korea
4.875%, 1/11/26	200,000	200,144
0.625%, 2/9/26	355,000	339,444
1.125%, 12/29/26	550,000	513,859
1.625%, 1/18/27	364,000	343,325
2.375%, 4/21/27	1,500,000	1,428,885
4.250%, 9/15/27	323,000	320,413
5.000%, 1/11/28	220,000	220,726
1.375%, 2/9/31	750,000	605,348
2.125%, 1/18/32	356,000	293,205
5.125%, 1/11/33	260,000	259,418
5.125%, 9/18/33	345,000	344,106
Italian Republic Government Bond
1.250%, 2/17/26	2,045,000	1,962,383
2.875%, 10/17/29	1,000,000	906,934
Japan Bank for International Cooperation
4.250%, 1/26/26	870,000	865,627
4.250%, 4/27/26	340,000	337,934
1.875%, 7/21/26	1,500,000	1,440,568
2.250%, 11/4/26	1,000,000	960,073
4.625%, 7/22/27	360,000	360,480
2.750%, 11/16/27	475,000	451,986
4.625%, 7/19/28	200,000	200,696
3.500%, 10/31/28	2,000,000	1,927,780
2.125%, 2/16/29	750,000	678,973
2.000%, 10/17/29	430,000	381,268
1.250%, 1/21/31	600,000	490,968
4.375%, 1/24/31	1,000,000	981,196
1.875%, 4/15/31	1,200,000	1,012,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Japan International Cooperation Agency
2.750%, 4/27/27	$690,000	$660,760
3.250%, 5/25/27	750,000	726,450
3.375%, 6/12/28	500,000	482,273
4.750%, 5/21/29	200,000	200,328
1.750%, 4/28/31	595,000	495,177
Oriental Republic of Uruguay
4.375%, 10/27/27	2,500,000	2,478,125
Province of Alberta
3.300%, 3/15/28 (x)	1,250,000	1,205,774
4.500%, 6/26/29	500,000	496,653
1.300%, 7/22/30	1,100,000	928,802
4.500%, 1/24/34 (x)	1,500,000	1,449,552
Province of British Columbia
2.250%, 6/2/26	1,000,000	961,948
0.900%, 7/20/26	500,000	473,141
4.900%, 4/24/29	500,000	504,858
1.300%, 1/29/31	400,000	325,872
4.200%, 7/6/33	680,000	647,420
4.750%, 6/12/34	1,000,000	983,918
Province of Manitoba
2.125%, 6/22/26	1,000,000	965,066
1.500%, 10/25/28	585,000	524,548
4.300%, 7/27/33 (x)	500,000	477,005
4.900%, 5/31/34	1,000,000	992,755
Province of New Brunswick
3.625%, 2/24/28	600,000	583,250
Province of Ontario
1.050%, 4/14/26	1,600,000	1,530,813
2.500%, 4/27/26 (x)	2,000,000	1,946,608
2.300%, 6/15/26	1,750,000	1,697,468
3.100%, 5/19/27	400,000	386,970
4.200%, 1/18/29 (x)	1,000,000	984,032
2.000%, 10/2/29	1,250,000	1,112,352
1.125%, 10/7/30	1,000,000	831,343
1.600%, 2/25/31	1,000,000	834,937
1.800%, 10/14/31 (x)	1,500,000	1,243,965
Province of Quebec
2.500%, 4/20/26	1,000,000	974,420
2.750%, 4/12/27	1,750,000	1,681,843
4.500%, 4/3/29 (x)	2,500,000	2,487,708
1.350%, 5/28/30 (x)	1,000,000	841,831
1.900%, 4/21/31	1,250,000	1,055,118
4.250%, 9/5/34	1,000,000	947,745
Republic of Chile
3.125%, 1/21/26	3,512,000	3,446,150
2.750%, 1/31/27	200,000	190,400
2.450%, 1/31/31	325,000	278,789
Republic of Indonesia
4.150%, 9/20/27	200,000	195,500
3.500%, 1/11/28	1,000,000	952,510
4.550%, 1/11/28	400,000	393,500
4.100%, 4/24/28	800,000	774,000
4.750%, 2/11/29	2,500,000	2,462,500
2.150%, 7/28/31	1,250,000	1,032,813
3.550%, 3/31/32	200,000	178,500
4.650%, 9/20/32	200,000	190,500
4.850%, 1/11/33	400,000	386,000
4.700%, 2/10/34	2,000,000	1,897,500
Republic of Korea
2.750%, 1/19/27	1,750,000	1,691,375
3.500%, 9/20/28	1,000,000	961,300
2.500%, 6/19/29	505,000	462,812
1.750%, 10/15/31	210,000	174,147
Republic of Panama
3.160%, 1/23/30 (x)	1,500,000	1,253,925
7.500%, 3/1/31	1,500,000	1,522,031
Republic of Peru
2.783%, 1/23/31	2,240,000	1,913,800
3.000%, 1/15/34	2,000,000	1,610,625
Republic of Philippines
5.170%, 10/13/27	200,000	200,937
3.000%, 2/1/28	1,150,000	1,079,563
4.625%, 7/17/28	240,000	235,500
3.750%, 1/14/29	975,000	925,382
2.457%, 5/5/30	3,360,000	2,935,800
5.250%, 5/14/34	2,000,000	1,972,500
Republic of Poland
3.250%, 4/6/26	1,500,000	1,475,415
4.625%, 3/18/29	500,000	495,145
5.125%, 9/18/34	2,000,000	1,926,260
State of Israel Government Bond
2.875%, 3/16/26	1,500,000	1,465,781
3.250%, 1/17/28	750,000	708,985
5.375%, 3/12/29	500,000	498,906
2.500%, 1/15/30	515,000	448,211
4.500%, 1/17/33	220,000	202,125
5.500%, 3/12/34 (x)	1,250,000	1,221,094
Svensk Exportkredit AB
4.375%, 2/13/26 (x)	355,000	353,799
2.250%, 3/22/27	500,000	477,890
4.125%, 6/14/28	500,000	494,578
4.875%, 10/4/30	600,000	611,349
United Mexican States
4.125%, 1/21/26	1,865,000	1,847,515
4.150%, 3/28/27	2,745,000	2,685,811
3.750%, 1/11/28	855,000	813,586
4.500%, 4/22/29	455,000	434,241
3.250%, 4/16/30	2,500,000	2,176,250
3.500%, 2/12/34	2,000,000	1,591,875

Total Foreign Government Securities		110,134,996

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	1,848
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	4,000	3,997
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	4,000	4,205
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	4,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	$8,000	$7,887
City of New York, General Obligation Bonds, Series 2009-A1
Series A-2
5.206%, 10/1/31	4,000	3,964
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	1,964
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	4,450
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	217,561
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
2.154%, 7/1/30	500,000	431,000
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
7.055%, 4/1/57	3,000	3,289
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B
4.053%, 7/1/26	1,000,000	994,118
New Jersey Economic Development Authority, NATL-RE
7.425%, 2/15/29	1,000,000	1,057,676
Ohio State University (The)
4.910%, 6/1/40	4,000	3,742
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	969
5.561%, 12/1/49	3,000	2,897
Regents of the University of California Medical Center Pooled Revenue, Series 2022
4.132%, 5/15/32	250,000	237,191
San Diego County Water Authority
6.138%, 5/1/49	4,000	4,132
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	4,000	4,585
State Board of Administration Finance Corp.
1.705%, 7/1/27	500,000	463,556
State of California Federally Taxable General Obligation Bonds Various Purpose
3.500%, 4/1/28	250,000	242,654
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,020
State of Wisconsin
3.154%, 5/1/27	1,300,000	1,261,758
University of California
1.316%, 5/15/27	250,000	232,269
1.614%, 5/15/30	125,000	106,455

Total Municipal Bonds		5,298,239

Supranational (2.3%)
African Development Bank
0.875%, 3/23/26	1,300,000	1,244,633
0.875%, 7/22/26 (x)	1,159,000	1,098,279
4.375%, 3/14/28	800,000	798,489
3.500%, 9/18/29	2,000,000	1,917,734
Asian Development Bank
4.250%, 1/9/26	400,000	399,420
0.500%, 2/4/26	4,000,000	3,835,226
1.000%, 4/14/26	1,300,000	1,245,318
2.000%, 4/24/26	1,000,000	969,523
4.875%, 5/21/26	1,000,000	1,006,461
1.750%, 8/14/26	1,000,000	960,025
2.625%, 1/12/27	2,500,000	2,416,293
1.500%, 1/20/27	2,000,000	1,887,918
2.500%, 11/2/27	2,500,000	2,376,088
2.750%, 1/19/28	1,000,000	954,316
3.750%, 4/25/28	1,040,000	1,020,037
1.250%, 6/9/28	500,000	450,394
4.500%, 8/25/28	1,531,000	1,537,207
3.125%, 9/26/28	400,000	383,838
4.375%, 3/6/29	1,000,000	997,227
1.875%, 3/15/29	1,000,000	902,721
1.750%, 9/19/29	500,000	442,814
1.875%, 1/24/30 (x)	1,000,000	883,312
0.750%, 10/8/30	1,000,000	811,954
1.500%, 3/4/31	600,000	502,035
3.125%, 4/27/32	500,000	453,856
3.875%, 9/28/32	400,000	381,650
4.000%, 1/12/33	85,000	81,360
3.875%, 6/14/33	500,000	472,999
Asian Infrastructure Investment Bank (The)
0.500%, 1/27/26	2,500,000	2,397,075
3.750%, 9/14/27	400,000	393,192
4.250%, 3/13/34	500,000	484,315
Corp. Andina de Fomento
4.750%, 4/1/26	180,000	179,651
2.250%, 2/8/27	650,000	615,040
6.000%, 4/26/27	440,000	451,527
4.125%, 1/7/28	1,000,000	981,897
Council of Europe Development Bank
3.750%, 5/25/26	500,000	495,253
0.875%, 9/22/26	750,000	707,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
3.625%, 1/26/28	$500,000	$488,606
European Bank for Reconstruction & Development
0.500%, 1/28/26	750,000	719,492
4.375%, 3/9/28	1,400,000	1,397,368
4.250%, 3/13/34	1,500,000	1,450,518
European Investment Bank
0.375%, 3/26/26	3,375,000	3,213,007
2.125%, 4/13/26 (x)	2,000,000	1,945,918
0.750%, 10/26/26 (x)	1,111,000	1,042,105
1.375%, 3/15/27	2,500,000	2,345,425
4.375%, 3/19/27 (x)	1,500,000	1,500,760
2.375%, 5/24/27	1,000,000	955,569
0.625%, 10/21/27 (x)	980,000	884,446
3.875%, 3/15/28	800,000	788,491
4.500%, 10/16/28	750,000	753,404
4.000%, 2/15/29	2,000,000	1,966,606
1.750%, 3/15/29 (x)	800,000	718,097
4.750%, 6/15/29	833,000	842,741
1.625%, 10/9/29	410,000	360,919
3.625%, 7/15/30 (x)	960,000	919,362
0.750%, 9/23/30	750,000	611,533
1.250%, 2/14/31	1,475,000	1,220,145
1.625%, 5/13/31	750,000	630,542
4.375%, 10/10/31	250,000	247,402
3.750%, 2/14/33	815,000	768,220
4.125%, 2/13/34	3,500,000	3,358,320
Inter-American Development Bank
0.875%, 4/20/26	2,000,000	1,912,178
4.500%, 5/15/26	900,000	901,663
2.000%, 6/2/26	1,050,000	1,015,654
2.000%, 7/23/26	1,000,000	964,862
1.500%, 1/13/27	1,500,000	1,417,002
0.625%, 9/16/27	1,000,000	905,685
4.000%, 1/12/28	800,000	791,525
1.125%, 7/20/28	1,250,000	1,116,492
3.125%, 9/18/28	750,000	718,869
2.250%, 6/18/29	1,000,000	911,972
3.500%, 9/14/29	800,000	767,491
1.125%, 1/13/31	3,800,000	3,099,921
3.625%, 9/17/31	800,000	756,526
4.500%, 9/13/33	800,000	790,039
4.375%, 7/17/34	1,000,000	976,347
Inter-American Investment Corp.
4.125%, 2/15/28	750,000	743,221
4.250%, 2/14/29	2,000,000	1,974,889
International Bank for Reconstruction & Development
1.875%, 10/27/26	2,000,000	1,914,727
3.125%, 6/15/27	1,200,000	1,166,185
0.750%, 11/24/27	1,855,000	1,674,822
1.375%, 4/20/28	2,000,000	1,818,478
4.625%, 8/1/28	1,000,000	1,008,763
1.125%, 9/13/28	2,400,000	2,136,950
3.875%, 10/16/29	2,000,000	1,950,195
1.750%, 10/23/29	1,350,000	1,193,902
3.875%, 2/14/30	1,030,000	1,001,884
4.000%, 7/25/30	2,475,000	2,416,171
0.750%, 8/26/30	1,685,000	1,374,529
1.250%, 2/10/31	8,500,000	7,017,136
1.625%, 11/3/31	1,667,000	1,376,706
2.500%, 3/29/32 (x)	2,000,000	1,740,907
3.875%, 8/28/34	1,476,000	1,386,110
International Finance Corp.
0.750%, 10/8/26	1,000,000	939,630
4.500%, 7/13/28	450,000	452,225
4.250%, 7/2/29	1,400,000	1,388,863
0.750%, 8/27/30	750,000	611,086
Nordic Investment Bank
0.500%, 1/21/26	1,000,000	959,945
3.375%, 9/8/27	643,000	626,334
4.375%, 3/14/28	400,000	399,599
4.250%, 2/28/29	2,000,000	1,979,870

Total Supranational		122,564,666

U.S. Government Agency Securities (1.3%)
FFCB
1.040%, 1/25/29	10,000,000	8,725,534
1.380%, 1/14/31	15,000,000	12,381,645
FHLB
3.625%, 9/4/26	1,000,000	991,259
4.000%, 10/9/26	5,000,000	4,984,790
4.625%, 11/17/26	2,000,000	2,009,274
3.250%, 11/16/28 (x)	5,000,000	4,821,741
5.500%, 7/15/36	3,000	3,174
FHLMC
5.300%, 11/21/29	1,000,000	1,000,274
FNMA
2.125%, 4/24/26	8,165,000	7,964,460
1.875%, 9/24/26	7,000,000	6,729,001
0.875%, 12/18/26	5,000,000	4,671,914
0.750%, 10/8/27	9,000,000	8,175,762
0.875%, 8/5/30	5,000,000	4,124,710
Tennessee Valley Authority
4.375%, 8/1/34	730,000	704,922
Series A
2.875%, 2/1/27	1,000,000	972,905

Total U.S. Government Agency Securities		68,261,365

U.S. Treasury Obligations (54.3%)
U.S. Treasury Notes
1.625%, 2/15/26	54,500,000	52,939,714
0.500%, 2/28/26	20,000,000	19,158,986
4.625%, 2/28/26	25,000,000	25,099,238
4.625%, 3/15/26	15,000,000	15,065,039
4.500%, 3/31/26	25,000,000	25,065,953
0.750%, 4/30/26	35,500,000	33,905,936
2.375%, 4/30/26 (x)	20,000,000	19,516,414
1.625%, 5/15/26	64,000,000	61,763,539
0.750%, 5/31/26	56,000,000	53,334,462
2.125%, 5/31/26	10,000,000	9,709,785
4.875%, 5/31/26	10,000,000	10,082,804
4.125%, 6/15/26	15,000,000	14,974,878
0.875%, 6/30/26	20,000,000	19,030,834
4.500%, 7/15/26	20,000,000	20,072,294
0.625%, 7/31/26	48,000,000	45,364,776
1.500%, 8/15/26	124,000,000	118,689,266
0.750%, 8/31/26	35,000,000	33,049,726
0.875%, 9/30/26	12,000,000	11,322,365
3.500%, 9/30/26	25,000,000	24,685,987
4.625%, 10/15/26	10,000,000	10,061,072
4.125%, 10/31/26	20,000,000	19,954,222

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
2.000%, 11/15/26	$48,000,000	$46,057,541
4.250%, 12/31/26	15,000,000	14,999,424
2.250%, 2/15/27	39,000,000	37,423,199
4.125%, 2/15/27	25,000,000	24,928,102
4.250%, 3/15/27	15,000,000	14,995,335
4.375%, 7/15/27	20,000,000	20,050,030
2.250%, 8/15/27	25,000,000	23,756,755
3.375%, 9/15/27	25,000,000	24,431,073
0.375%, 9/30/27	17,000,000	15,293,142
3.875%, 10/15/27	15,000,000	14,842,575
4.125%, 10/31/27	15,000,000	14,939,131
2.250%, 11/15/27	14,000,000	13,234,684
4.125%, 11/15/27	20,000,000	19,911,548
0.625%, 11/30/27	44,000,000	39,621,710
3.875%, 11/30/27	10,000,000	9,886,670
4.000%, 12/15/27	10,000,000	9,922,668
0.625%, 12/31/27	42,000,000	37,711,401
3.875%, 12/31/27	15,000,000	14,827,213
3.500%, 1/31/28	15,000,000	14,653,728
2.750%, 2/15/28	23,500,000	22,431,314
4.000%, 2/29/28	15,000,000	14,861,585
3.625%, 3/31/28	17,500,000	17,139,810
3.500%, 4/30/28	29,000,000	28,264,786
2.875%, 5/15/28	60,000,000	57,295,968
1.250%, 5/31/28	81,000,000	73,143,389
3.625%, 5/31/28	16,000,000	15,648,041
4.000%, 6/30/28	25,000,000	24,738,975
4.125%, 7/31/28	20,000,000	19,857,994
2.875%, 8/15/28	49,000,000	46,601,671
1.125%, 8/31/28	10,000,000	8,916,404
4.375%, 8/31/28	25,000,000	25,016,895
4.625%, 9/30/28	20,000,000	20,186,406
4.875%, 10/31/28	25,000,000	25,446,073
3.125%, 11/15/28	77,500,000	74,133,896
4.375%, 11/30/28	15,000,000	15,004,091
3.750%, 12/31/28	38,000,000	37,141,952
1.750%, 1/31/29	10,000,000	9,027,681
4.000%, 1/31/29	25,000,000	24,653,205
2.625%, 2/15/29	64,000,000	59,822,758
4.250%, 2/28/29	35,000,000	34,830,145
4.125%, 3/31/29	50,000,000	49,507,975
4.625%, 4/30/29	10,000,000	10,094,920
2.375%, 5/15/29	69,000,000	63,571,204
4.500%, 5/31/29	25,000,000	25,117,133
4.250%, 6/30/29	20,000,000	19,889,424
4.000%, 7/31/29	10,000,000	9,841,172
3.625%, 8/31/29	17,000,000	16,460,408
3.500%, 9/30/29	10,000,000	9,621,615
4.000%, 10/31/29	15,000,000	14,746,615
4.125%, 10/31/29	20,000,000	19,769,382
4.125%, 11/30/29 (x)	20,000,000	19,771,700
3.875%, 12/31/29	15,000,000	14,652,583
4.375%, 12/31/29	15,000,000	14,990,634
3.500%, 1/31/30	15,000,000	14,389,413
1.500%, 2/15/30	17,500,000	15,191,479
4.000%, 2/28/30	10,000,000	9,814,303
3.625%, 3/31/30	15,000,000	14,455,436
3.500%, 4/30/30	15,000,000	14,352,957
3.750%, 5/31/30	13,000,000	12,580,858
3.750%, 6/30/30	15,000,000	14,505,432
4.000%, 7/31/30	15,000,000	14,682,303
0.625%, 8/15/30	35,000,000	28,426,765
4.125%, 8/31/30	15,000,000	14,767,143
4.625%, 9/30/30	10,000,000	10,092,633
4.875%, 10/31/30	15,000,000	15,331,094
0.875%, 11/15/30	15,000,000	12,273,522
4.375%, 11/30/30	7,500,000	7,471,993
3.750%, 12/31/30	20,000,000	19,265,196
4.000%, 1/31/31	18,500,000	18,051,231
1.125%, 2/15/31	21,300,000	17,571,032
4.125%, 3/31/31	15,000,000	14,723,558
4.625%, 4/30/31	15,000,000	15,125,445
1.625%, 5/15/31	55,000,000	46,391,197
4.625%, 5/31/31	10,000,000	10,082,480
4.250%, 6/30/31	12,000,000	11,850,410
4.125%, 7/31/31	15,000,000	14,701,255
1.250%, 8/15/31	45,000,000	36,720,477
3.750%, 8/31/31	15,000,000	14,372,558
3.625%, 9/30/31	15,000,000	14,252,845
1.375%, 11/15/31	51,000,000	41,661,278
4.125%, 11/30/31	15,000,000	14,678,340
4.500%, 12/31/31	10,000,000	10,007,823
1.875%, 2/15/32	88,000,000	74,019,950
2.875%, 5/15/32	22,000,000	19,760,286
2.750%, 8/15/32	40,000,000	35,478,760
4.125%, 11/15/32	17,000,000	16,578,781
3.500%, 2/15/33	42,000,000	39,079,669
3.375%, 5/15/33	37,000,000	34,006,696
3.875%, 8/15/33	50,000,000	47,602,960
4.500%, 11/15/33	36,000,000	35,848,663
4.000%, 2/15/34	18,000,000	17,240,141
4.375%, 5/15/34	27,500,000	27,087,662
3.875%, 8/15/34	33,000,000	31,216,122
4.250%, 11/15/34	15,000,000	14,613,325

Total U.S. Treasury Obligations		2,886,854,494

Total Long-Term Debt Securities (91.2%) (Cost $5,082,684,185)		4,847,700,360

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Financial Services (0.0%)†
FHLMC,
Series Z + 0.00%, 7.88% Floor), 8.375% (k)(y)*	17,000	202,130
FNMA,
Series S + 0.00%, 7.75% Floor), 8.250% (k)(x)(y)*	22,000	262,460

Total Preferred Stocks (0.0%)† (Cost $18,166)		464,590

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.6%)
Schwab Intermediate-Term U.S. Treasury ETF (x)	1,000,000	24,290,000
Schwab Short-Term U.S. Treasury ETF	1,200,000	28,872,000
Vanguard Intermediate-Term Treasury ETF	2,900,000	168,200,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Vanguard Short-Term Treasury ETF	3,100,000	$180,358,000

Total Exchange Traded Funds (7.6%) (Cost $421,832,580)		401,720,000

SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	25,000,000	25,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	14,726,335	14,726,335
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.43% (7 day yield) (xx)	12,000,000	12,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		66,726,335

Total Short-Term Investments (1.3%) (Cost $66,726,335)		66,726,335

Total Investments in Securities (100.1%) (Cost $5,571,261,266)		5,316,611,285
Other Assets Less Liabilities (-0.1%)		(3,198,665)

Net Assets (100%)		$5,313,412,620

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $7,873,231 or 0.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(x)	All or a portion of security is on loan at December 31, 2024.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2024.

(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $67,871,066. This was collateralized by $2,731,337 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 7/31/25 – 8/15/54 and by cash of $66,726,335 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	—	Chicago Mercantile Exchange
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,758,328	$—	$2,758,328
Corporate Bonds
Communication Services	—	95,036,266	—	95,036,266
Consumer Discretionary	—	77,514,573	—	77,514,573
Consumer Staples	—	97,597,785	—	97,597,785
Energy	—	93,389,893	—	93,389,893
Financials	—	694,775,940	—	694,775,940
Health Care	—	137,477,903	—	137,477,903
Industrials	—	97,635,831	—	97,635,831
Information Technology	—	118,513,650	—	118,513,650
Materials	—	41,318,626	—	41,318,626
Real Estate	—	73,776,427	—	73,776,427
Utilities	—	124,791,378	—	124,791,378
Exchange Traded Funds	401,720,000	—	—	401,720,000
Foreign Government Securities	—	110,134,996	—	110,134,996
Municipal Bonds	—	5,298,239	—	5,298,239
Preferred Stocks
Financials	464,590	—	—	464,590
Short-Term Investments
Investment Companies	66,726,335	—	—	66,726,335
Supranational	—	122,564,666	—	122,564,666
U.S. Government Agency Securities	—	68,261,365	—	68,261,365
U.S. Treasury Obligations	—	2,886,854,494	—	2,886,854,494

Total Assets	$468,910,925	$4,847,700,360	$—	$5,316,611,285

Total	$468,910,925	$4,847,700,360	$—	$5,316,611,285

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$359,453,483
Long-term U.S. government debt securities	908,067,904

$1,267,521,387

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$421,908,454
Long-term U.S. government debt securities	588,051,121

$1,009,959,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,216,631
Aggregate gross unrealized depreciation	(263,294,129)

Net unrealized depreciation	$(255,077,498)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,571,688,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $5,571,261,266)	$5,316,611,285
Cash	28,324,456
Foreign cash (Cost $475)	367
Dividends, interest and other receivables	40,012,607
Receivable for Portfolio shares sold	535,147
Securities lending income receivable	29,166
Other assets	23,675

Total assets	5,385,536,703

LIABILITIES
Payable for return of collateral on securities loaned	66,726,335
Payable for Portfolio shares repurchased	3,155,622
Investment management fees payable	1,222,953
Administrative fees payable	411,933
Distribution fees payable – Class IB	318,495
Accrued expenses	288,745

Total liabilities	72,124,083

Commitments and contingent liabilities^
NET ASSETS	$5,313,412,620

Net assets were comprised of:
Paid in capital	$5,704,182,903
Total distributable earnings (loss)	(390,770,283)

Net assets	$5,313,412,620

Class IB
Net asset value, offering and redemption price per share, $1,498,765,153 / 162,678,644 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.21

Class K
Net asset value, offering and redemption price per share, $3,814,647,467 / 414,800,789 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.20

(x)	Includes value of securities on loan of $67,871,066.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$150,666,754
Dividends	14,859,529
Securities lending (net)	311,924

Total income	165,838,207

EXPENSES
Investment management fees	16,830,492
Administrative fees	4,840,907
Distribution fees – Class IB (a)	3,707,814
Printing and mailing expenses	428,082
Professional fees	245,191
Trustees’ fees	173,087
Custodian fees	128,000
Distribution fees – Class IA (a)	55,068
Miscellaneous	221,624

Gross expenses	26,630,265
Less: Waiver from investment manager	(1,766,073)
Voluntary waiver from investment manager	(655,415)

Net expenses	24,208,777

NET INVESTMENT INCOME (LOSS)	141,629,430

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(24,757,669)

Change in unrealized appreciation (depreciation) on:
Investments in securities	21,230,853
Foreign currency translations	(24)

Net change in unrealized appreciation (depreciation)	21,230,829

NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,526,840)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$138,102,590

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$141,629,430	$111,946,096
Net realized gain (loss)	(24,757,669)	(57,498,981)
Net change in unrealized appreciation (depreciation)	21,230,829	174,218,918

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	138,102,590	228,666,033

Distributions to shareholders:
Class IA	—	(967,046)
Class IB	(37,096,401)	(30,332,020)
Class K	(104,291,592)	(81,030,301)

Total distributions to shareholders	(141,387,993)	(112,329,367)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 342,337 and 1,123,867 shares, respectively ]	3,123,261	10,297,652
Capital shares issued in reinvestment of dividends [ 0 and 105,564 shares, respectively ]	—	967,046
Capital shares repurchased in connection with share class combination (Note 1) [ (5,151,822) and 0 shares, respectively ]	(47,609,236)	—
Capital shares repurchased [ (261,455) and (1,314,046) shares, respectively ]	(2,394,864)	(11,990,928)

Total Class IA transactions	(46,880,839)	(726,230)

Class IB
Capital shares sold [ 15,506,290 and 11,633,535 shares, respectively ]	144,354,206	106,236,758
Capital shares issued in connection with share class combination (Note 1) [ 5,141,908 and 0 shares, respectively ]	47,609,236	—
Capital shares issued in reinvestment of dividends [ 4,013,966 and 3,304,714 shares, respectively ]	37,096,401	30,332,020
Capital shares repurchased [ (20,263,749) and (22,406,843) shares, respectively ]	(188,810,741)	(204,445,750)

Total Class IB transactions	40,249,102	(67,876,972)

Class K
Capital shares sold [ 72,719,457 and 38,218,661 shares, respectively ]	673,123,680	349,404,499
Capital shares issued in reinvestment of dividends [ 11,306,618 and 8,845,276 shares, respectively ]	104,291,592	81,030,301
Capital shares repurchased [ (53,326,374) and (57,441,189) shares, respectively ]	(496,612,558)	(521,916,465)

Total Class K transactions	280,802,714	(91,481,665)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	274,170,977	(160,084,867)

TOTAL INCREASE (DECREASE) IN NET ASSETS	270,885,574	(43,748,201)
NET ASSETS:
Beginning of year	5,042,527,046	5,086,275,247

End of year	$5,313,412,620	$5,042,527,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023	2022	2021	2020
Net asset value, beginning of year	$9.22		$9.01	$10.07	$10.49	$10.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.19	0.14	0.12	0.16
Net realized and unrealized gain (loss)	(0.01)		0.22	(1.03)	(0.34)	0.46

Total from investment operations	0.22		0.41	(0.89)	(0.22)	0.62

Less distributions:
Dividends from net investment income	(0.23)		(0.20)	(0.15)	(0.15)	(0.16)
Distributions from net realized gains	—		—	(0.02)	(0.05)	(0.07)

Total dividends and distributions	(0.23)		(0.20)	(0.17)	(0.20)	(0.23)

Net asset value, end of year	$9.21		$9.22	$9.01	$10.07	$10.49

Total return	2.41%		4.51%	(8.76)%	(2.08)%	6.09%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,498,765		$1,459,781	$1,493,043	$1,847,383	$1,907,400
Ratio of expenses to average net assets:
After waivers (f)	0.64	%(i)	0.64%	0.65%	0.65%	0.67%
Before waivers (f)	0.68%		0.69%	0.68%	0.66%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.50%		2.05%	1.50%	1.18%	1.51%
Before waivers (f)	2.46%		2.00%	1.47%	1.17%	1.51%
Portfolio turnover rate^	19%		21%	18%	24%	39%

	Year Ended December 31,
Class K	2024		2023	2022	2021	2020
Net asset value, beginning of year	$9.21		$8.99	$10.05	$10.47	$10.08

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.21	0.16	0.15	0.19
Net realized and unrealized gain (loss)	(0.01)		0.23	(1.02)	(0.35)	0.45

Total from investment operations	0.25		0.44	(0.86)	(0.20)	0.64

Less distributions:
Dividends from net investment income	(0.26)		(0.22)	(0.18)	(0.17)	(0.18)
Distributions from net realized gains	—		—	(0.02)	(0.05)	(0.07)

Total dividends and distributions	(0.26)		(0.22)	(0.20)	(0.22)	(0.25)

Net asset value, end of year	$9.20		$9.21	$8.99	$10.05	$10.47

Total return	2.67%		4.89%	(8.55)%	(1.86)%	6.36%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,814,647		$3,536,068	$3,546,880	$4,808,382	$5,968,469
Ratio of expenses to average net assets:
After waivers (f)	0.39	%(i)	0.39%	0.40%	0.40%	0.42%
Before waivers (f)	0.43%		0.44%	0.43%	0.41%	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.76%		2.30%	1.74%	1.43%	1.76%
Before waivers (f)	2.71%		2.26%	1.71%	1.42%	1.76%
Portfolio turnover rate^	19%		21%	18%	24%	39%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.01%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.2%)
Affirm Asset Securitization Trust,
Series 2023-A A 6.610%, 1/18/28§	$105,000	$105,185
Series 2023-B A 6.820%, 9/15/28§	270,000	274,082
Series 2023-X1 A 7.110%, 11/15/28§	19,404	19,449
Series 2024-A 1A 5.610%, 2/15/29§	525,000	527,124
Series 2024-A A 5.610%, 2/15/29§	150,000	150,607
American Credit Acceptance Receivables Trust,
Series 2022-4 C 7.860%, 2/15/29§	21,664	21,790
Series 2023-3 C 6.440%, 10/12/29§	370,000	374,543
Series 2023-4 B 6.630%, 2/14/28§	215,000	216,506
AmeriCredit Automobile Receivables Trust,
Series 2021-2 B 0.690%, 1/19/27	19,603	19,565
Series 2021-3 C 1.410%, 8/18/27	425,000	410,310
Series 2022-1 B 2.770%, 4/19/27	680,000	671,934
Series 2022-2 A3 4.380%, 4/18/28	132,212	132,079
Series 2023-1 B 5.570%, 3/20/28	450,000	455,258
Series 2024-1 A3 5.430%, 1/18/29	360,000	363,917
Aqua Finance Trust,
Series 2021-A A 1.540%, 7/17/46§	157,868	144,661
Auxilior Term Funding LLC,
Series 2023-1A A2 6.180%, 12/15/28§	107,450	108,618
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A 5.440%, 2/22/28§	940,000	950,722
Series 2024-1A A 5.360%, 6/20/30§	120,000	121,508
BHG Securitization Trust,
Series 2022-C A 5.320%, 10/17/35§	1,370	1,370
Series 2024-1CON A 5.810%, 4/17/35§	112,231	113,442
BMW Vehicle Lease Trust,
Series 2024-2 A3 4.180%, 10/25/27	300,000	298,086
Bridgecrest Lending Auto Securitization Trust,
Series 2023-1 A3 6.510%, 11/15/27	1,004,844	1,010,189
Series 2024-3 B 5.370%, 10/16/28	175,000	175,938
CarMax Auto Owner Trust,
Series 2021-4 A3 0.560%, 9/15/26	121,569	120,154
Series 2023-2 A3 5.050%, 1/18/28	550,000	552,434
Series 2024-4 A3 4.600%, 10/15/29	665,000	665,112
Carvana Auto Receivables Trust,
Series 2021-P3 A3 0.700%, 11/10/26	124,528	123,473
Series 2023-N1 A 6.360%, 4/12/27§	70,491	70,664
Series 2023-P1 A3 5.980%, 12/10/27§	515,037	518,832
Series 2024-P2 A3 5.330%, 7/10/29	195,000	197,208
Series 2024-P4 A3 4.640%, 1/10/30	120,000	119,708
Chesapeake Funding II LLC,
Series 2023-1A A1 5.650%, 5/15/35§	266,762	268,259
Series 2024-1A A1 5.520%, 5/15/36§	174,750	176,502
Citizens Auto Receivables Trust,
Series 2024-1 A3 5.110%, 4/17/28§	150,000	150,973
Compass Datacenters Issuer II LLC,
Series 2024-2A A1 5.022%, 8/25/49§	320,000	311,615
Credit Acceptance Auto Loan Trust,
Series 2022-3A A 6.570%, 10/15/32§	529,928	532,284
Series 2023-1A A 6.480%, 3/15/33§	480,000	485,499
Series 2023-2A B 6.610%, 7/15/33§	435,000	440,615
Series 2023-3A C 7.620%, 12/15/33§	100,000	102,817
Series 2024-2A A 5.950%, 6/15/34§	265,000	270,591
Crockett Partners Equipment Co. IIA LLC,
Series 2024-1C A 6.050%, 1/20/31§	322,564	324,812
Dell Equipment Finance Trust,
Series 2023-3 A3 5.930%, 4/23/29§	620,000	628,333
DLLMT LLC,
Series 2023-1A A3 5.340%, 3/22/27§	590,000	593,699
Drive Auto Receivables Trust,
Series 2024-2 B 4.520%, 7/16/29	420,000	416,041
DT Auto Owner Trust,
Series 2021-4A C 1.500%, 9/15/27§	52,239	51,910
Series 2022-3A B 6.740%, 7/17/28§	274,317	274,942
Series 2023-2A B 5.410%, 2/15/29§	360,000	360,896
Enterprise Fleet Financing LLC,
Series 2022-3 A2 4.380%, 7/20/29§	58,356	58,262
Series 2023-2 A2 5.560%, 4/22/30§	265,986	268,214
Series 2024-1 A3 5.160%, 9/20/30§	150,000	151,835

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Series 2024-3 A4 5.060%, 3/20/31§	$245,000	$246,505
Exeter Automobile Receivables Trust,
Series 2022-5A B 5.970%, 3/15/27	103,330	103,391
Series 2023-1A B 5.720%, 4/15/27	44,336	44,353
Series 2023-2A B 5.610%, 9/15/27	240,055	240,346
Series 2024-4A C 5.480%, 8/15/30	200,000	199,928
Flagship Credit Auto Trust,
Series 2020-4 C 1.280%, 2/16/27§	1,619	1,617
Series 2022-4 A3 6.320%, 6/15/27§	363,534	365,578
Series 2023-2 C 5.810%, 5/15/29§	460,000	462,260
Ford Credit Auto Owner Trust,
Series 2021-1 A 1.370%, 10/17/33§	275,000	264,100
Foursight Capital Automobile Receivables Trust,
Series 2022-2 A3 4.590%, 6/15/27§	39,523	39,523
Frontier Issuer LLC,
Series 2023-1 A2 6.600%, 8/20/53§	605,000	615,215
Series 2024-1 A2 6.190%, 6/20/54§	170,000	172,384
GECU Auto Receivables Trust,
Series 2023-1A A3 5.630%, 8/15/28§	340,000	342,978
GLS Auto Receivables Issuer Trust,
Series 2024-2A B 5.770%, 11/15/28§	395,000	400,429
Series 2024-3A B 5.080%, 1/16/29§	205,000	205,771
Series 2024-4A A3 4.750%, 7/17/28§	135,000	135,058
GLS Auto Select Receivables Trust,
Series 2024-2A A2 5.580%, 6/17/30§	98,250	99,258
Series 2024-3A A2 5.590%, 10/15/29§	319,495	323,583
Series 2024-4A A2 4.430%, 12/17/29§	215,000	214,201
GM Financial Revolving Receivables Trust,
Series 2021-1 A 1.170%, 6/12/34§	195,000	183,475
Series 2024-1 A 4.980%, 12/11/36§	465,000	469,558
GreenSky Home Improvement Issuer Trust,
Series 2024-2 A4 5.150%, 10/27/59§	100,000	99,765
GreenSky Home Improvement Trust,
Series 2024-1 A3 5.550%, 6/25/59§	195,000	196,031
Hertz Vehicle Financing III LLC,
Series 2023-3A A 5.940%, 2/25/28§	630,000	640,049
Series 2024-1A A 5.440%, 1/25/29§	375,000	376,848
Hertz Vehicle Financing LLC,
Series 2022-2A A 2.330%, 6/26/28§	400,000	375,467
Hilton Grand Vacations Trust,
Series 2022-2A C 5.570%, 1/25/37§	47,857	47,362
Huntington Auto Trust,
Series 2024-1A A3 5.230%, 1/16/29§	270,000	272,764
LAD Auto Receivables Trust,
Series 2023-4A B 6.390%, 10/16/28§	190,000	191,683
Series 2024-1A A4 5.170%, 9/15/28§	125,000	125,172
Series 2024-2A A3 5.610%, 8/15/28§	235,000	237,063
Series 2024-3A A3 4.520%, 3/15/29§	180,000	179,401
M&T Equipment 2023-LEAF1 Notes,
Series 2023-1A A3 5.740%, 7/15/30§	290,000	293,294
Mercedes-Benz Auto Receivables Trust,
Series 2021-1 A3 0.460%, 6/15/26	75,480	74,947
Merchants Fleet Funding LLC,
Series 2023-1A A 7.210%, 5/20/36§	444,771	450,319
Mercury Financial Credit Card Master Trust,
Series 2024-2A A 6.560%, 7/20/29§	355,000	359,509
Mission Lane Credit Card Master Trust,
Series 2023-A A 7.230%, 7/17/28§	190,000	190,602
Series 2024-B A 5.880%, 1/15/30§	330,000	330,206
MVW LLC,
Series 2024-1A A 5.320%, 2/20/43§	130,880	131,846
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	46,977	44,630
Series 2021-EA A 0.970%, 12/16/69§	790,986	697,817
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1 A1 1.910%, 10/20/61§	695,000	642,142
Octane Receivables Trust,
Series 2024-2A A2 5.800%, 7/20/32§	451,586	456,313
OneMain Financial Issuance Trust,
Series 2022-S1 A 4.130%, 5/14/35§	805,000	801,300
OWN Equipment Fund I LLC,
Series 2024-2M A 5.700%, 12/20/32§	485,000	485,389
PenFed Auto Receivables Owner Trust,
Series 2024-A A3 4.700%, 6/15/29§	190,000	189,400
Post Road Equipment Finance LLC,
Series 2024-1A A2 5.590%, 11/15/29§	94,046	94,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Prestige Auto Receivables Trust,
Series 2021-1A C 1.530%, 2/15/28§	$235,679	$232,197
Series 2023-1A C 5.650%, 2/15/28§	350,000	350,777
Regional Management Issuance Trust,
Series 2024-1 A 5.830%, 7/15/36§	150,000	152,880
Republic Finance Issuance Trust,
Series 2024-A A 5.910%, 8/20/32§	235,000	237,617
Santander Drive Auto Receivables Trust,
Series 2022-3 B 4.130%, 8/16/27	253,118	252,717
Series 2022-4 B 4.420%, 11/15/27	410,108	409,537
Series 2023-1 C 5.090%, 5/15/30	115,000	115,450
Series 2023-3 C 5.770%, 11/15/30	155,000	157,903
Series 2023-4 B 5.770%, 12/15/28	325,000	329,807
Series 2023-5 B 6.160%, 12/17/29	495,000	506,716
Series 2024-3 A3 5.630%, 1/16/29	360,000	364,557
Series 2024-4 A3 4.850%, 1/16/29	275,000	275,904
SBNA Auto Lease Trust,
Series 2024-A A3 5.390%, 11/20/26§	220,000	221,244
Series 2024-B A3 5.560%, 11/22/27§	265,000	268,256
Series 2024-C A3 4.560%, 2/22/28§	105,000	105,045
SCF Equipment Leasing LLC,
Series 2022-1A A3 2.920%, 7/20/29§	171,015	170,155
Series 2023-1A A2 6.560%, 1/22/30§	273,064	274,979
Series 2024-1A A3 5.520%, 1/20/32§	190,000	193,196
SEB Funding LLC,
Series 2024-1A A2 7.386%, 4/30/54§	240,000	246,072
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3 5.470%, 10/20/28§	390,000	393,690
Series 2024-3A A3 4.550%, 6/20/30§	145,000	144,816
Sierra Timeshare Receivables Funding LLC,
Series 2024-2A A 5.140%, 6/20/41§	315,168	315,828
SMB Private Education Loan Trust,
Series 2021-D A1A 1.340%, 3/17/53§	172,521	157,530
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	46,966	44,737
Stream Innovations Issuer Trust,
Series 2024-1A A 6.270%, 7/15/44§	81,891	84,464
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	108,528
Toyota Auto Receivables Owner Trust,
Series 2021-C A3 0.430%, 1/15/26	51,950	51,759
United Auto Credit Securitization Trust,
Series 2022-2 C 5.810%, 5/10/27§	50,598	50,607
Volofin Finance DAC,
Series 2024-1A A 5.935%, 6/15/37§	379,063	379,760
VStrong Auto Receivables Trust,
Series 2024-A B 5.770%, 7/15/30§	48,000	48,516
Westlake Automobile Receivables Trust,
Series 2023-3A C 6.020%, 9/15/28§	615,000	624,396
Series 2024-2A A3 5.560%, 2/15/28§	200,000	201,906
Series 2024-3A A3 4.710%, 4/17/28§	265,000	264,922
Wheels Fleet Lease Funding LLC,
Series 2023-1A A 5.800%, 4/18/38§	516,958	519,690
Series 2024-1A A1 5.490%, 2/18/39§	280,000	283,113
Series 2024-2A A1 4.870%, 6/21/39§	260,000	260,495
Series 2024-3A A1 4.800%, 9/19/39§	215,000	215,036
World Omni Auto Receivables Trust,
Series 2024-C A3 4.430%, 12/17/29	280,000	279,157
World Omni Select Auto Trust,
Series 2021-A B 0.850%, 8/16/27	196,929	195,625
Ziply Fiber Issuer LLC,
Series 2024-1A A2 6.640%, 4/20/54§	745,000	762,728

Total Asset-Backed Securities		38,268,403

Collateralized Mortgage Obligations (1.9%)
Connecticut Avenue Securities Trust,
Series 2023-R08 1M2 7.069%, 10/25/43 (l)§	6,520,000	6,674,734
Series 2024-R06 1B1 6.619%, 9/25/44 (l)§	930,000	942,205
FHLMC STACR REMIC Trust,
Series 2022-DNA2 B1 9.319%, 2/25/42 (l)§	1,380,000	1,450,501
Series 2022-DNA6 M2 10.319%, 9/25/42 (l)§	3,700,000	4,108,141
GNMA,
Series 2022-120 EI 5.500%, 2/20/47 IO	1,519,947	238,102

Total Collateralized Mortgage Obligations		13,413,683

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Commercial Mortgage-Backed Securities (2.6%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	$250,000	$211,032
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	543,531
Series 2021-BN37 A5 2.618%, 11/15/64 (l)	755,000	636,353
BANK5,
Series 2023-5YR3 A3 6.724%, 9/15/56 (l)	385,000	404,357
Series 2023-5YR4 A3 6.500%, 12/15/56	142,826	148,617
BANK5 Trust,
Series 2024-5YR6 A3 6.225%, 5/15/57	740,000	768,168
BBCMS Mortgage Trust,
Series 2020-BID A 6.652%, 10/15/37 (l)§	215,000	215,672
Series 2021-C12 A5 2.689%, 11/15/54	755,000	645,223
Series 2024-5C25 A3 5.946%, 3/15/57	400,000	411,861
Benchmark Mortgage Trust,
Series 2021-B28 A5 2.224%, 8/15/54	780,000	647,006
Series 2023-V2 A3 5.812%, 5/15/55 (l)	470,000	479,310
BPR Trust,
Series 2021-NRD A 5.923%, 12/15/38 (l)§	420,000	405,302
Series 2022-OANA A 6.295%, 4/15/37 (l)§	310,000	311,162
BX Trust,
Series 2024-VLT4 A 5.888%, 7/15/29 (l)§	420,000	421,705
CFCRE Commercial Mortgage Trust,
Series 2016-C4 D 4.834%, 5/10/58 (l)§	1,300,000	1,225,135
Commercial Mortgage Trust,
Series 2024-CBM A2 5.867%, 12/10/41 (l)§	100,000	100,700
CSMC LLC,
Series 2014-USA A1 3.304%, 9/15/37§	272,399	246,493
Series 2014-USA A2 3.953%, 9/15/37§	575,000	515,987
DC Commercial Mortgage Trust,
Series 2023-DC A 6.314%, 9/12/40§	295,000	302,263
DROP Mortgage Trust,
Series 2021-FILE A 5.661%, 10/15/43 (l)§	420,000	398,373
FHLMC Multifamily Structured Pass-Through Certificates,
Series K-1512 X1 0.905%, 4/25/34 IO (l)	5,116,034	276,661
Series K738 A2 1.545%, 1/25/27	250,000	237,237
Series K-F107 AS 4.916%, 3/25/28 (l)	686,187	682,915
GNMA,
Series 2024-67 EI 0.682%, 10/16/65 IO (l)	751,715	43,077
GS Mortgage Securities Corp. Trust,
Series 2012-BWTR A 2.954%, 11/5/34§	303,860	238,198
Series 2013-PEMB A 3.549%, 3/5/33 (l)§	140,000	115,205
Hudsons Bay Simon JV Trust,
Series 2015-HB7 A7 3.914%, 8/5/34§	53,242	52,001
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	233,555
Series 2021-L7 A5 2.574%, 10/15/54	775,000	654,456
SCOTT Trust,
Series 2023-SFS A 5.910%, 3/10/40§	480,000	486,239
SPGN Mortgage Trust,
Series 2022-TFLM A 5.947%, 2/15/39 (l)§	760,000	750,668
TCO Commercial Mortgage Trust,
Series 2024-DPM A 5.743%, 12/15/39 (l)§	270,000	269,831
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31 B 4.482%, 11/15/48 (l)	2,890,000	2,843,224
Series 2020-C57 A4 2.118%, 8/15/53	355,000	304,392
Series 2020-C58 A4 2.092%, 7/15/53	100,000	84,185
Series 2021-C60 A4 2.342%, 8/15/54	1,540,000	1,294,569
Series 2021-C61 A4 2.658%, 11/15/54	1,100,000	938,955
Series 2022-C62 A4 4.000%, 4/15/55 (l)	715,000	662,123

Total Commercial Mortgage-Backed Securities		19,205,741

Corporate Bonds (25.9%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.4%)
Altice France SA 8.125%, 2/1/27§	200,000	162,500
CCO Holdings LLC 6.375%, 9/1/29§	149,000	147,324
4.750%, 3/1/30§	112,000	101,920
4.750%, 2/1/32§	434,000	378,049
4.500%, 5/1/32 (x)	436,000	373,870
4.500%, 6/1/33§	526,000	441,182
Level 3 Financing, Inc. 4.500%, 4/1/30§	402,000	331,650
Windstream Escrow LLC 7.750%, 8/15/28	285	3
Windstream Services LLC 8.250%, 10/1/31§	189,000	195,203
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	494,000	453,279
6.125%, 3/1/28§	231,000	196,350

		2,781,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Entertainment (0.1%)
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	$230,000	$231,828
Take-Two Interactive Software, Inc. 4.950%, 3/28/28 (x)	360,000	359,759

		591,587

Interactive Media & Services (0.0%)†
Meta Platforms, Inc. 5.400%, 8/15/54	380,000	368,158

Media (1.0%)
Charter Communications Operating LLC 6.100%, 6/1/29	790,000	806,511
Cox Communications, Inc. 5.950%, 9/1/54§	775,000	718,109
CSC Holdings LLC 11.750%, 1/31/29§	496,000	486,080
Gray Television, Inc. 10.500%, 7/15/29§	106,000	106,032
4.750%, 10/15/30§	450,000	244,125
5.375%, 11/15/31§	150,000	79,875
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	425,000	424,278
Neptune Bidco US, Inc. 9.290%, 4/15/29§	443,000	410,883
Nexstar Media, Inc. 5.625%, 7/15/27§	325,000	316,875
Outfront Media Capital LLC 5.000%, 8/15/27 (x)§	327,000	317,414
Sinclair Television Group, Inc. 5.500%, 3/1/30§	255,000	172,125
Sirius XM Radio LLC 3.125%, 9/1/26§	372,000	356,387
3.875%, 9/1/31§	474,000	395,023
Stagwell Global LLC 5.625%, 8/15/29§	446,000	422,812
TEGNA, Inc. 4.750%, 3/15/26§	271,000	265,580
5.000%, 9/15/29	261,000	243,440
Univision Communications, Inc. 8.500%, 7/31/31 (x)§	482,000	471,757
Videotron Ltd. 5.700%, 1/15/35§	595,000	584,545
VZ Secured Financing BV 5.000%, 1/15/32§	330,000	291,638
Ziggo Bond Co. BV 6.000%, 1/15/27 (x)§	348,000	345,637

		7,459,126

Total Communication Services		11,200,201

Consumer Discretionary (2.8%)
Automobile Components (0.2%)
Aptiv Swiss Holdings Ltd. 5.150%, 9/13/34	310,000	292,442
Clarios Global LP 8.500%, 5/15/27§	92,000	91,608
6.750%, 5/15/28§	521,000	530,456
Denso Corp. 1.239%, 9/16/26§	565,000	531,308

		1,445,814

Automobiles (0.3%)
Hyundai Capital America 4.875%, 11/1/27§	520,000	518,025
4.750%, 9/26/31§	175,000	168,016
Mercedes-Benz Finance North America LLC 4.900%, 11/15/27§	750,000	748,410
Nissan Motor Acceptance Co. LLC 5.550%, 9/13/29§	365,000	360,311
Volkswagen Group of America Finance LLC 5.250%, 3/22/29§	670,000	661,798

		2,456,560

Broadline Retail (0.3%)
Getty Images, Inc. 9.750%, 3/1/27§	780,000	779,259
K2016470219 South Africa Ltd. 3.000%, 12/31/22 (h)(r)§	245,575	—
Saks Global Enterprises LLC 11.000%, 12/15/29§	1,840,000	1,772,785

		2,552,044

Distributors (0.3%)
Genuine Parts Co. 4.950%, 8/15/29	435,000	433,254
LKQ Corp. 5.750%, 6/15/28	360,000	364,645
Resideo Funding, Inc. 6.500%, 7/15/32 (x)§	192,000	191,520
Ritchie Bros Holdings, Inc. 6.750%, 3/15/28§	374,000	381,480
7.750%, 3/15/31§	196,000	204,330
Velocity Vehicle Group LLC 8.000%, 6/1/29§	150,000	155,985
Windsor Holdings III LLC 8.500%, 6/15/30§	320,000	335,600

		2,066,814

Diversified Consumer Services (0.1%)
Belron UK Finance plc 5.750%, 10/15/29 (x)§	200,000	199,250
Service Corp. International 5.750%, 10/15/32	202,000	195,786
Wand NewCo 3, Inc. 7.625%, 1/30/32 (x)§	220,000	224,895

		619,931

Hotels, Restaurants & Leisure (1.1%)
1011778 BC ULC 3.875%, 1/15/28§	294,000	277,830
5.625%, 9/15/29§	207,000	203,378
Caesars Entertainment, Inc. 7.000%, 2/15/30§	671,000	681,253
Carnival Corp. 6.000%, 5/1/29§	198,000	197,610
7.000%, 8/15/29§	283,000	293,528
Carnival Holdings Bermuda Ltd. 10.375%, 5/1/28§	182,000	193,901
CEC Entertainment LLC 6.750%, 5/1/26§	188,000	186,441

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Churchill Downs, Inc. 5.750%, 4/1/30§	$301,000	$294,167
Darden Restaurants, Inc. 4.550%, 10/15/29	390,000	380,036
Expedia Group, Inc. 6.250%, 5/1/25§	290,000	290,289
Flutter Treasury DAC 6.375%, 4/29/29§	200,000	202,850
Great Canadian Gaming Corp. 8.750%, 11/15/29§	211,000	216,229
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	120,000	119,550
3.625%, 2/15/32 (x)§	334,000	290,162
5.875%, 3/15/33§	185,000	181,300
Hyatt Hotels Corp. 5.250%, 6/30/29	420,000	420,048
5.375%, 12/15/31	380,000	375,407
MajorDrive Holdings IV LLC 6.375%, 6/1/29§	244,000	212,585
Marriott International, Inc. 5.350%, 3/15/35	194,000	191,352
NCL Corp. Ltd. 8.375%, 2/1/28§	240,000	251,160
Ontario Gaming GTA LP 8.000%, 8/1/30§	374,000	381,480
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	261,000	258,599
6.000%, 2/1/33§	434,000	432,915
Scientific Games Holdings LP 6.625%, 3/1/30§	267,000	255,241
Six Flags Entertainment Corp. 6.625%, 5/1/32 (x)§	348,000	351,480
Station Casinos LLC 4.500%, 2/15/28 (x)§	182,000	172,723
4.625%, 12/1/31 (x)§	180,000	160,650
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	207,000	195,615
Yum! Brands, Inc. 5.375%, 4/1/32	156,000	150,620

		7,818,399

Household Durables (0.1%)
CD&R Smokey Buyer, Inc. 9.500%, 10/15/29§	197,000	194,045
M.D.C. Holdings, Inc. 3.966%, 8/6/61	360,000	271,836
Newell Brands, Inc. 6.625%, 5/15/32 (x)	224,000	224,336

		690,217

Specialty Retail (0.2%)
Cougar JV Subsidiary LLC 8.000%, 5/15/32§	119,000	123,462
eG Global Finance plc 12.000%, 11/30/28§	400,000	446,624
LBM Acquisition LLC 6.250%, 1/15/29 (x)§	274,000	251,395
LCM Investments Holdings II LLC 4.875%, 5/1/29§	250,000	232,888
Specialty Building Products Holdings LLC 7.750%, 10/15/29§	146,000	147,825
White Cap Buyer LLC 6.875%, 10/15/28§	227,000	224,163

		1,426,357

Textiles, Apparel & Luxury Goods (0.2%)
Champ Acquisition Corp. 8.375%, 12/1/31§	124,000	126,759
Crocs, Inc. 4.125%, 8/15/31§	270,000	233,550
Hanesbrands, Inc. 9.000%, 2/15/31§	283,000	300,687
S&S Holdings LLC 8.375%, 10/1/31§	346,000	346,000
Tapestry, Inc. 5.500%, 3/11/35	195,000	189,737

		1,196,733

Total Consumer Discretionary		20,272,869

Consumer Staples (0.9%)
Beverages (0.1%)
Primo Water Holdings, Inc. 4.375%, 4/30/29§	273,000	253,890
Suntory Holdings Ltd. 5.124%, 6/11/29§	240,000	240,530

		494,420

Consumer Staples Distribution & Retail (0.1%)
Performance Food Group, Inc. 6.125%, 9/15/32 (x)§	159,000	159,000
United Natural Foods, Inc. 6.750%, 10/15/28 (x)§	332,000	325,775
US Foods, Inc. 4.625%, 6/1/30§	236,000	220,955
7.250%, 1/15/32 (x)§	177,000	182,266

		887,996

Food Products (0.4%)
Campbell’s Co. (The) 5.250%, 10/13/54	390,000	350,262
Darling Ingredients, Inc. 6.000%, 6/15/30§	398,000	391,521
Fiesta Purchaser, Inc. 7.875%, 3/1/31§	173,000	180,102
9.625%, 9/15/32 (x)§	185,000	193,608
General Mills, Inc. 4.875%, 1/30/30	565,000	560,326
Post Holdings, Inc. 5.500%, 12/15/29§	84,000	81,272
4.500%, 9/15/31§	261,000	233,271
6.375%, 3/1/33§	158,000	154,248
6.250%, 10/15/34§	226,000	220,067
Sigma Holdco BV 7.875%, 5/15/26§	219,000	216,810
Simmons Foods, Inc. 4.625%, 3/1/29§	180,000	165,866
Viking Baked Goods Acquisition Corp. 8.625%, 11/1/31§	398,000	392,165

		3,139,518

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Household Products (0.0%)†
Energizer Holdings, Inc. 4.750%, 6/15/28 (x)§	$247,000	$235,267

Personal Care Products (0.1%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	95,000	94,644
Prestige Brands, Inc. 3.750%, 4/1/31§	275,000	241,007

		335,651

Tobacco (0.2%)
Imperial Brands Finance plc 5.500%, 2/1/30§	800,000	808,773
Philip Morris International, Inc. 4.375%, 11/1/27	695,000	688,712

		1,497,485

Total Consumer Staples		6,590,337

Energy (3.3%)
Energy Equipment & Services (0.1%)
Helmerich & Payne, Inc. 5.500%, 12/1/34§	465,000	442,786
Transocean, Inc. 8.750%, 2/15/30§	199,750	205,243

		648,029

Oil, Gas & Consumable Fuels (3.2%)
Antero Resources Corp. 7.625%, 2/1/29§	155,000	158,855
Ascent Resources Utica Holdings LLC 6.625%, 10/15/32§	243,000	240,570
Baytex Energy Corp. 8.500%, 4/30/30§	3,300,000	3,357,750
Blue Racer Midstream LLC 6.625%, 7/15/26§	255,000	254,362
7.250%, 7/15/32§	128,000	131,116
BP Capital Markets America, Inc. 5.227%, 11/17/34	755,000	744,410
Canadian Natural Resources Ltd. 5.400%, 12/15/34§	275,000	266,814
ConocoPhillips Co. 5.000%, 1/15/35	900,000	876,611
Crescent Energy Finance LLC 7.625%, 4/1/32§	362,000	360,299
Delek Logistics Partners LP 8.625%, 3/15/29§	403,000	416,222
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28 (x)§	230,000	233,737
Energy Transfer LP 7.500%, 7/1/38	170,000	192,265
Genesis Energy LP 7.750%, 2/1/28	277,000	275,961
7.875%, 5/15/32	387,000	377,441
Kinder Morgan, Inc. 4.800%, 2/1/33	204,000	193,563
5.950%, 8/1/54	490,000	479,892
Kinetik Holdings LP 5.875%, 6/15/30§	421,000	414,340
NFE Financing LLC 12.000%, 11/15/29§	2,876,400	3,020,220
NGL Energy Operating LLC 8.375%, 2/15/32§	423,000	424,658
NuStar Logistics LP 5.750%, 10/1/25	213,000	211,935
6.000%, 6/1/26	165,000	164,637
Occidental Petroleum Corp. 6.050%, 10/1/54	375,000	352,614
Permian Resources Operating LLC 5.875%, 7/1/29§	194,000	190,353
6.250%, 2/1/33§	166,000	163,717
Petroleos Mexicanos 5.350%, 2/12/28	8,740,000	8,002,606
Phillips 66 Co. 4.950%, 3/15/35	300,000	283,020
5.650%, 6/15/54 (x)	460,000	432,367
Pioneer Natural Resources Co. 5.100%, 3/29/26	480,000	482,911
Summit Midstream Holdings LLC 8.625%, 10/31/29 (x)§	465,000	480,113
Sunoco LP 4.500%, 4/30/30	216,000	198,990
7.250%, 5/1/32§	228,000	235,485

		23,617,834

Total Energy		24,265,863

Financials (9.2%)
Banks (3.1%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.339%, 9/18/27 (k)§	400,000	408,804
AIB Group plc
(SOFR + 3.46%), 7.583%, 10/14/26 (k)§	495,000	504,088
ANZ New Zealand Int’l Ltd. 5.355%, 8/14/28§	285,000	288,558
Australia & New Zealand Banking Group Ltd. 4.615%, 12/16/29	940,000	931,044
Bank of America Corp.
(SOFR + 1.33%), 3.384%, 4/2/26 (k)	730,000	727,244
(SOFR + 1.74%), 5.518%, 10/25/35 (k)	1,520,000	1,485,176
Bank of America NA 5.526%, 8/18/26	510,000	517,200
Bank of Montreal 5.511%, 6/4/31 (x)	490,000	496,881
Bank of New Zealand 2.285%, 1/27/27§	605,000	575,711
Banque Federative du Credit Mutuel SA 5.194%, 2/16/28§	475,000	477,116
BNP Paribas SA
(SOFR + 1.28%), 5.283%, 11/19/30 (k)§	1,055,000	1,043,607

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Canadian Imperial Bank of Commerce 5.237%, 6/28/27	$330,000	$333,100
Citibank NA
(SOFR + 0.71%), 4.876%, 11/19/27 (k)	750,000	750,451
Citizens Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)	235,000	228,443
Comerica, Inc.
(SOFR + 2.16%), 5.982%, 1/30/30 (k)	185,000	187,085
Credit Agricole SA
(SOFR + 1.21%), 4.631%, 9/11/28 (k)§	620,000	611,537
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26 (k)§	350,000	340,592
(SOFR + 1.05%), 4.853%, 11/5/30 (k)§	460,000	454,625
Federation des Caisses Desjardins du Quebec 5.700%, 3/14/28§	295,000	300,777
HSBC Holdings plc
(SOFR + 1.04%), 5.130%, 11/19/28 (k)	760,000	759,400
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.208%, 8/21/29 (k)	295,000	304,476
(SOFR + 1.28%), 5.272%, 1/15/31 (k)	305,000	304,812
JPMorgan Chase & Co.
(SOFR + 1.34%), 4.946%, 10/22/35 (k)	670,000	643,783
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30 (k)§	235,000	230,811
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.087%, 11/26/28 (k)	490,000	488,932
M&T Bank Corp.
(SOFR + 1.61%), 5.385%, 1/16/36 (k)	710,000	686,263
National Australia Bank Ltd. 4.500%, 10/26/27	410,000	407,514
National Bank of Canada 4.500%, 10/10/29	510,000	496,830
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.964%, 8/15/30 (k)(x)	645,000	634,451
Nordea Bank Abp 4.375%, 9/10/29§	770,000	750,464
Royal Bank of Canada
(SOFR + 1.10%), 4.969%, 8/2/30 (k)	580,000	575,121
Societe Generale SA 5.250%, 2/19/27§	620,000	619,269
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.005%, 10/15/30 (k)§	360,000	352,429
Sumitomo Mitsui Trust Bank Ltd. 5.200%, 3/7/27§	415,000	418,098
Swedbank AB 6.136%, 9/12/26§	380,000	387,850
5.407%, 3/14/29§	360,000	362,703
Toronto-Dominion Bank (The) 4.783%, 12/17/29	695,000	684,763
Truist Financial Corp.
(SOFR + 2.45%), 7.161%, 10/30/29 (k)(x)	435,000	464,163
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§	350,000	343,020
US Bank NA
(SOFR + 0.69%), 4.507%, 10/22/27 (k)	760,000	755,470
Wells Fargo & Co.
(SOFR + 1.38%), 5.211%, 12/3/35 (k)	895,000	871,472
Westpac Banking Corp. 5.050%, 4/16/29	440,000	443,728

		22,647,861

Capital Markets (2.4%)
Antares Holdings LP 3.750%, 7/15/27§	375,000	354,757
6.350%, 10/23/29§	260,000	257,885
Apollo Debt Solutions BDC 6.700%, 7/29/31§	305,000	312,080
Ares Capital Corp. 4.250%, 3/1/25	695,000	693,461
5.950%, 7/15/29	245,000	247,749
Ares Management Corp. 5.600%, 10/11/54	335,000	318,208
Ares Strategic Income Fund 5.700%, 3/15/28§	300,000	299,599
Aretec Group, Inc. 7.500%, 4/1/29§	134,000	132,995
10.000%, 8/15/30 (x)§	161,000	175,490
Bain Capital Specialty Finance, Inc. 2.550%, 10/13/26	325,000	308,586
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.947%, 4/26/27 (k)	315,000	316,247
(SOFR + 1.23%), 5.060%, 7/22/32 (k)	370,000	366,962
Blackstone Secured Lending Fund 5.350%, 4/13/28	575,000	572,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Blue Owl Capital Corp. 3.750%, 7/22/25	$260,000	$258,185
5.950%, 3/15/29	215,000	215,788
Blue Owl Capital Corp. II 8.450%, 11/15/26	230,000	240,407
Blue Owl Credit Income Corp. 7.950%, 6/13/28	415,000	438,980
Blue Owl Technology Finance Corp. 4.750%, 12/15/25§	375,000	371,847
Blue Owl Technology Finance Corp. II 6.750%, 4/4/29§	335,000	336,454
Cantor Fitzgerald LP 7.200%, 12/12/28§	275,000	286,543
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27 (k)	195,000	200,873
FS KKR Capital Corp. 7.875%, 1/15/29	275,000	292,053
6.875%, 8/15/29	10,000	10,283
6.125%, 1/15/30	450,000	449,458
Goldman Sachs Bank USA
(SOFR + 0.75%), 5.414%, 5/21/27 (k)	420,000	423,061
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.798%, 8/10/26 (k)	790,000	794,343
(SOFR + 1.21%), 5.049%, 7/23/30 (k)	465,000	460,847
Golub Capital BDC, Inc. 2.500%, 8/24/26	3,500,000	3,326,096
Hercules Capital, Inc. 3.375%, 1/20/27	495,000	471,751
HPS Corporate Lending Fund 6.250%, 9/30/29§	300,000	304,482
Jefferies Financial Group, Inc. 5.875%, 7/21/28	295,000	301,580
Main Street Capital Corp. 3.000%, 7/14/26	215,000	207,117
6.500%, 6/4/27	245,000	249,459
Marex Group plc 6.404%, 11/4/29	335,000	337,937
Morgan Stanley
(SOFR + 1.10%), 4.654%, 10/18/30 (k)	750,000	733,604
(SOFR + 1.71%), 5.516%, 11/19/55 (k)	735,000	709,300
New Mountain Finance Corp. 6.200%, 10/15/27	155,000	154,863
6.875%, 2/1/29	150,000	151,077
Sixth Street Lending Partners 6.500%, 3/11/29§	350,000	353,899
5.750%, 1/15/30§	95,000	92,826
State Street Bank & Trust Co. 4.782%, 11/23/29	500,000	498,050
State Street Corp.
(SOFR + 1.02%), 4.530%, 2/20/29 (k)	260,000	256,764
UBS AG 5.000%, 7/9/27	425,000	427,210

		17,711,601

Consumer Finance (0.8%)
AerCap Ireland Capital DAC 4.625%, 9/10/29	285,000	278,504
American Honda Finance Corp. 4.850%, 10/23/31	510,000	498,553
Avolon Holdings Funding Ltd. 5.500%, 1/15/26§	390,000	391,073
4.950%, 1/15/28§	530,000	525,166
Bread Financial Holdings, Inc. 9.750%, 3/15/29§	224,000	240,215
Capital One Financial Corp.
(SOFR + 2.44%), 7.149%, 10/29/27 (k)	335,000	347,687
(SOFR + 2.64%), 6.312%, 6/8/29 (k)	35,000	36,107
Enova International, Inc. 9.125%, 8/1/29 (x)§	273,000	283,238
General Motors Financial Co., Inc. 6.050%, 10/10/25	435,000	439,114
GGAM Finance Ltd. 8.000%, 2/15/27§	172,000	177,160
8.000%, 6/15/28§	240,000	251,181
Hyundai Capital Services, Inc. 2.125%, 4/24/25§	270,000	267,489
John Deere Capital Corp. 4.900%, 3/7/31	500,000	499,570
Mitsubishi HC Finance America LLC 5.150%, 10/24/29§	755,000	750,913
Synchrony Financial 4.875%, 6/13/25	320,000	319,719
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30 (k)	285,000	287,344
Toyota Motor Credit Corp. 5.050%, 5/16/29 (x)	370,000	372,497

		5,965,530

Financial Services (1.2%)
Armor Holdco, Inc. 8.500%, 11/15/29§	410,000	412,050
Atlas Warehouse Lending Co. LP 6.250%, 1/15/30§	250,000	247,657
Enact Holdings, Inc. 6.250%, 5/28/29	625,000	635,200
Essent Group Ltd. 6.250%, 7/1/29	435,000	443,106
Freedom Mortgage Corp. 6.625%, 1/15/27§	1,850,000	1,843,063
12.000%, 10/1/28§	228,000	246,810
Freedom Mortgage Holdings LLC 9.250%, 2/1/29§	237,000	244,110
National Rural Utilities Cooperative Finance Corp. 5.600%, 11/13/26	570,000	578,978
Nationwide Building Society 5.127%, 7/29/29§	620,000	620,474
NCR Atleos Corp. 9.500%, 4/1/29§	271,000	292,003
NMI Holdings, Inc. 6.000%, 8/15/29	300,000	301,294
NTT Finance Corp. 5.110%, 7/2/29§	745,000	748,326

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Radian Group, Inc. 6.200%, 5/15/29 (x)	$200,000	$204,991
Rocket Mortgage LLC 2.875%, 10/15/26§	189,000	179,078
Shift4 Payments LLC 4.625%, 11/1/26§	406,000	398,895
6.750%, 8/15/32§	447,000	453,146
Synchrony Bank 5.400%, 8/22/25	465,000	465,301
Western Union Co. (The) 1.350%, 3/15/26	175,000	167,285

		8,481,767

Insurance (1.7%)
Acrisure LLC 8.250%, 2/1/29§	380,000	392,350
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	152,000	150,290
American National Group, Inc. 5.750%, 10/1/29	280,000	280,236
Arthur J Gallagher & Co. 3.050%, 3/9/52	525,000	326,045
5.550%, 2/15/55	605,000	580,116
Athene Global Funding 5.349%, 7/9/27§	1,060,000	1,070,053
Baldwin Insurance Group Holdings LLC 7.125%, 5/15/31§	173,000	175,595
Beacon Funding Trust 6.266%, 8/15/54§	455,000	447,488
Brighthouse Financial Global Funding 1.750%, 1/13/25§	85,000	84,918
5.550%, 4/9/27§	610,000	614,228
BroadStreet Partners, Inc. 5.875%, 4/15/29§	250,000	241,250
CNO Global Funding 4.875%, 12/10/27§	155,000	154,230
2.650%, 1/6/29§	775,000	698,607
Corebridge Global Funding 5.200%, 6/24/29§	425,000	426,727
F&G Global Funding 5.150%, 7/7/25§	485,000	485,931
5.875%, 6/10/27§	260,000	263,261
GA Global Funding Trust 2.250%, 1/6/27§	775,000	733,169
HUB International Ltd. 7.250%, 6/15/30§	290,000	296,525
Jackson National Life Global Funding 1.750%, 1/12/25§	450,000	449,639
MetLife, Inc. 5.300%, 12/15/34	580,000	577,546
New York Life Global Funding 5.000%, 6/6/29§	570,000	573,441
4.600%, 12/5/29§	485,000	478,330
Northwestern Mutual Global Funding 4.900%, 6/12/28§	775,000	774,322
Panther Escrow Issuer LLC 7.125%, 6/1/31§	165,000	166,650
Principal Life Global Funding II 4.600%, 8/19/27§	270,000	268,877
Protective Life Global Funding 4.772%, 12/9/29§	515,000	509,748
Reinsurance Group of America, Inc. 5.750%, 9/15/34	440,000	443,012
SBL Holdings, Inc. 7.200%, 10/30/34§	455,000	442,764
SiriusPoint Ltd. 7.000%, 4/5/29	415,000	423,555
Trustage Financial Group, Inc. 4.625%, 4/15/32§	290,000	265,353

		12,794,256

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Starwood Property Trust, Inc. (REIT) 6.500%, 7/1/30§	138,000	137,763

Total Financials		67,738,778

Health Care (1.4%)
Biotechnology (0.2%)
Gilead Sciences, Inc. 5.500%, 11/15/54	1,055,000	1,027,632
Grifols SA 4.750%, 10/15/28§	210,000	192,419

		1,220,051

Health Care Equipment & Supplies (0.1%)
Medline Borrower LP 5.250%, 10/1/29§	206,000	197,478
Neogen Food Safety Corp. 8.625%, 7/20/30§	361,000	385,819
Varex Imaging Corp. 7.875%, 10/15/27§	208,000	211,900

		795,197

Health Care Providers & Services (0.7%)
AdaptHealth LLC 5.125%, 3/1/30§	250,000	225,938
Cardinal Health, Inc. 5.000%, 11/15/29	825,000	819,449
Cencora, Inc. 5.150%, 2/15/35	280,000	273,013
Centene Corp. 4.625%, 12/15/29	168,000	158,239
Elevance Health, Inc. 5.700%, 2/15/55 (x)	755,000	726,871
HCA, Inc. 5.450%, 4/1/31 (x)	390,000	388,843
HealthEquity, Inc. 4.500%, 10/1/29§	370,000	345,950
Heartland Dental LLC 10.500%, 4/30/28§	403,000	426,676
Icon Investments Six DAC 6.000%, 5/8/34	400,000	402,915
Star Parent, Inc. 9.000%, 10/1/30§	258,000	265,740
Surgery Center Holdings, Inc. 7.250%, 4/15/32§	321,000	327,465
Tenet Healthcare Corp. 6.250%, 2/1/27	220,000	218,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
UnitedHealth Group, Inc. 5.625%, 7/15/54	$380,000	$367,985
Universal Health Services, Inc. 4.625%, 10/15/29	230,000	221,727
US Acute Care Solutions LLC 9.750%, 5/15/29§	364,000	370,992

		5,540,153

Health Care Technology (0.2%)
IQVIA, Inc. 5.000%, 10/15/26§	200,000	197,284
5.700%, 5/15/28	750,000	757,187
6.250%, 2/1/29	343,000	353,888

		1,308,359

Life Sciences Tools & Services (0.1%)
Fortrea Holdings, Inc. 7.500%, 7/1/30§	165,000	165,276
Illumina, Inc. 4.650%, 9/9/26	320,000	318,158

		483,434

Pharmaceuticals (0.1%)
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	405,000	368,381
Royalty Pharma plc 5.900%, 9/2/54	375,000	354,833

		723,214

Total Health Care		10,070,408

Industrials (2.3%)
Aerospace & Defense (0.1%)
Goat Holdco LLC 6.750%, 2/1/32§	107,000	105,955
Lockheed Martin Corp. 4.700%, 12/15/31	245,000	241,016
Rolls-Royce plc 5.750%, 10/15/27§	200,000	202,874

		549,845

Building Products (0.2%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	158,000	159,185
AmeriTex HoldCo Intermediate LLC 10.250%, 10/15/28§	367,000	389,937
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§	241,000	230,155
CP Atlas Buyer, Inc. 7.000%, 12/1/28§	220,000	193,600
EMRLD Borrower LP 6.625%, 12/15/30§	364,000	363,545
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	152,000	146,870
Standard Industries, Inc. 4.375%, 7/15/30§	278,000	254,737

		1,738,029

Commercial Services & Supplies (0.6%)
ACCO Brands Corp. 4.250%, 3/15/29§	180,000	163,134
ADT Security Corp. (The) 4.875%, 7/15/32 (x)§	214,000	195,543
Allied Universal Holdco LLC 9.750%, 7/15/27§	394,000	396,699
6.000%, 6/1/29 (x)§	48,000	43,604
7.875%, 2/15/31§	208,000	212,141
Aramark Services, Inc. 5.000%, 4/1/25§	210,000	208,819
Element Fleet Management Corp. 3.850%, 6/15/25§	110,000	109,411
Garda World Security Corp. 6.000%, 6/1/29§	305,000	287,844
8.250%, 8/1/32§	118,000	119,917
8.375%, 11/15/32 (x)§	484,000	490,529
Madison IAQ LLC 5.875%, 6/30/29§	311,000	292,340
Matthews International Corp. 8.625%, 10/1/27§	273,000	282,896
OPENLANE, Inc. 5.125%, 6/1/25§	118,000	117,115
Raven Acquisition Holdings LLC 6.875%, 11/15/31§	370,000	365,271
Veritiv Operating Co. 10.500%, 11/30/30§	434,000	467,266
Waste Management, Inc. 5.350%, 10/15/54	705,000	676,516
Williams Scotsman, Inc. 7.375%, 10/1/31§	328,000	337,430

		4,766,475

Construction & Engineering (0.2%)
Arcosa, Inc. 6.875%, 8/15/32§	164,000	166,050
Brand Industrial Services, Inc. 10.375%, 8/1/30§	279,000	283,185
Dycom Industries, Inc. 4.500%, 4/15/29§	220,000	205,700
Pike Corp. 5.500%, 9/1/28§	322,000	308,602
8.625%, 1/31/31 (x)§	196,000	206,780
Weekley Homes LLC 4.875%, 9/15/28 (x)§	196,000	184,730

		1,355,047

Electrical Equipment (0.0%)†
EnerSys 6.625%, 1/15/32§	198,000	198,495

Ground Transportation (0.2%)
Dcli Bidco LLC 7.750%, 11/15/29§	145,000	147,900
EquipmentShare.com, Inc. 9.000%, 5/15/28 (x)§	196,000	203,007
8.625%, 5/15/32§	106,000	110,770
NESCO Holdings II, Inc. 5.500%, 4/15/29§	383,000	354,275
RXO, Inc. 7.500%, 11/15/27§	234,000	241,656

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Ryder System, Inc. 3.350%, 9/1/25	$160,000	$158,509
Watco Cos. LLC 7.125%, 8/1/32§	217,000	222,968
XPO, Inc. 7.125%, 6/1/31§	272,000	278,460

		1,717,545

Industrial Conglomerates (0.1%)
Honeywell International, Inc. 5.000%, 3/1/35	370,000	362,047

Machinery (0.3%)
ATS Corp. 4.125%, 12/15/28§	316,000	292,300
Calderys Financing LLC 11.250%, 6/1/28§	200,000	213,500
Chart Industries, Inc. 7.500%, 1/1/30§	581,000	602,787
CNH Industrial Capital LLC 3.950%, 5/23/25	400,000	398,625
Hillenbrand, Inc. 6.250%, 2/15/29	290,000	289,275
3.750%, 3/1/31	90,000	78,300
Husky Injection Molding Systems Ltd. 9.000%, 2/15/29§	242,000	252,041
Terex Corp. 6.250%, 10/15/32§	120,000	117,600

		2,244,428

Professional Services (0.2%)
Amentum Holdings, Inc. 7.250%, 8/1/32§	154,000	154,770
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29§	235,000	223,490
Equifax, Inc. 5.100%, 6/1/28	295,000	295,289
4.800%, 9/15/29	375,000	369,736
Science Applications International Corp. 4.875%, 4/1/28 (x)§	161,000	154,534
VT Topco, Inc. 8.500%, 8/15/30§	223,000	235,492

		1,433,311

Trading Companies & Distributors (0.4%)
Air Lease Corp. 5.200%, 7/15/31	295,000	291,159
Aircastle Ltd. 2.850%, 1/26/28§	430,000	399,989
6.500%, 7/18/28§	190,000	196,237
Aviation Capital Group LLC 5.375%, 7/15/29§	195,000	194,901
Beacon Roofing Supply, Inc. 6.500%, 8/1/30§	160,000	162,326
GATX Corp. 5.400%, 3/15/27	200,000	201,830
Mitsubishi Corp. 5.000%, 7/2/29§	310,000	310,532
United Rentals North America, Inc. 6.000%, 12/15/29§	230,000	231,171
6.125%, 3/15/34§	152,000	150,810
WESCO Distribution, Inc. 7.250%, 6/15/28§	334,000	339,427
6.625%, 3/15/32§	216,000	219,240

		2,697,622

Total Industrials		17,062,844

Information Technology (1.9%)
Communications Equipment (0.1%)
CommScope LLC 6.000%, 3/1/26 (x)§	406,000	402,448
8.250%, 3/1/27§	212,000	202,195
4.750%, 9/1/29 (x)§	292,000	260,975

		865,618

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc. 5.150%, 8/21/29	570,000	566,788
CDW LLC 3.276%, 12/1/28 (x)	490,000	455,554
Flex Ltd. 6.000%, 1/15/28	290,000	295,594
5.250%, 1/15/32	220,000	216,372
Tyco Electronics Group SA 4.625%, 2/1/30	540,000	533,589
Zebra Technologies Corp. 6.500%, 6/1/32§	184,000	186,801

		2,254,698

IT Services (0.3%)
Ahead DB Holdings LLC 6.625%, 5/1/28 (x)§	327,000	319,234
DXC Technology Co. 2.375%, 9/15/28	790,000	710,804
Fortress Intermediate 3, Inc. 7.500%, 6/1/31§	151,000	152,887
ION Trading Technologies Sarl 5.750%, 5/15/28§	400,000	376,000
Unisys Corp. 6.875%, 11/1/27§	310,000	299,925

		1,858,850

Semiconductors & Semiconductor Equipment (0.1%)
Microchip Technology, Inc. 5.050%, 2/15/30	325,000	322,331
Micron Technology, Inc. 6.750%, 11/1/29	415,000	440,326

		762,657

Software (0.9%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	373,000	371,135
AthenaHealth Group, Inc. 6.500%, 2/15/30 (x)§	470,000	446,683
Camelot Finance SA 4.500%, 11/1/26§	244,000	235,155
Capstone Borrower, Inc. 8.000%, 6/15/30§	188,000	194,815
Central Parent LLC 8.000%, 6/15/29§	185,000	187,544
Central Parent, Inc. 7.250%, 6/15/29§	168,000	165,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	$328,000	$304,915
Cloud Software Group, Inc. 6.500%, 3/31/29§	194,000	190,064
9.000%, 9/30/29§	559,000	566,541
Ellucian Holdings, Inc. 6.500%, 12/1/29 (x)§	117,000	117,146
Gen Digital, Inc. 5.000%, 4/15/25§	362,000	360,643
7.125%, 9/30/30 (x)§	267,000	273,675
Helios Software Holdings, Inc. 4.625%, 5/1/28§	334,000	302,270
McAfee Corp. 7.375%, 2/15/30§	480,000	465,715
NCR Voyix Corp. 5.000%, 10/1/28§	242,000	232,320
5.125%, 4/15/29§	114,000	108,918
Open Text Corp. 6.900%, 12/1/27§	198,000	204,463
Open Text Holdings, Inc. 4.125%, 12/1/31§	441,000	388,080
Oracle Corp. 3.850%, 7/15/36	170,000	145,159
Rocket Software, Inc. 6.500%, 2/15/29§	286,000	268,840
SS&C Technologies, Inc. 5.500%, 9/30/27§	340,000	335,750
6.500%, 6/1/32§	326,000	328,011
UKG, Inc. 6.875%, 2/1/31§	124,000	125,822
ZoomInfo Technologies LLC 3.875%, 2/1/29§	605,000	546,769

		6,866,222

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC 4.850%, 2/1/35	990,000	939,767
Hewlett Packard Enterprise Co. 5.600%, 10/15/54	415,000	392,693

		1,332,460

Total Information Technology		13,940,505

Materials (1.6%)
Chemicals (0.6%)
Avient Corp. 7.125%, 8/1/30§	208,000	212,160
Axalta Coating Systems LLC 4.750%, 6/15/27§	300,000	292,458
HB Fuller Co. 4.250%, 10/15/28	255,000	238,425
Illuminate Buyer LLC 9.000%, 7/1/28§	648,000	656,100
INEOS Quattro Finance 2 plc 9.625%, 3/15/29§	400,000	422,000
LSF11 A5 HoldCo LLC 6.625%, 10/15/29§	80,000	82,000
LYB International Finance III LLC 5.500%, 3/1/34	445,000	436,657
Minerals Technologies, Inc. 5.000%, 7/1/28§	559,000	536,640
NOVA Chemicals Corp. 8.500%, 11/15/28§	225,000	237,094
7.000%, 12/1/31§	117,000	116,122
Nufarm Australia Ltd. 5.000%, 1/27/30§	398,000	364,600
Olympus Water US Holding Corp. 6.250%, 10/1/29§	200,000	190,250
7.250%, 6/15/31§	398,000	402,975
WR Grace Holdings LLC 5.625%, 8/15/29§	465,000	426,531

		4,614,012

Construction Materials (0.1%)
Martin Marietta Materials, Inc. 5.500%, 12/1/54	530,000	502,093

Containers & Packaging (0.7%)
Amcor Flexibles North America, Inc. 4.000%, 5/17/25	150,000	149,187
Amcor Group Finance plc 5.450%, 5/23/29	520,000	523,217
ARD Finance SA 6.500%, 6/30/27 PIK§	656,982	92,799
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29 (x)§	410,000	352,600
Ardagh Packaging Finance plc 4.125%, 8/15/26§	200,000	174,000
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30 (x)§	620,000	624,650
Graphic Packaging International LLC 6.375%, 7/15/32§	113,000	112,576
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28 (x)§	345,000	338,963
LABL, Inc. 10.500%, 7/15/27§	522,000	502,425
5.875%, 11/1/28§	189,000	167,974
8.625%, 10/1/31§	170,000	157,250
Mauser Packaging Solutions Holding Co. 7.875%, 4/15/27§	302,000	308,103
9.250%, 4/15/27§	622,000	628,220
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27§	288,000	285,840
7.250%, 5/15/31§	211,000	204,689
Sealed Air Corp. 6.125%, 2/1/28§	150,000	150,375
Trivium Packaging Finance BV 5.500%, 8/15/26§	250,000	245,625
8.500%, 8/15/27 (x)§	200,000	199,000

		5,217,493

Metals & Mining (0.1%)
ArcelorMittal SA 6.350%, 6/17/54	750,000	741,273
Kaiser Aluminum Corp. 4.500%, 6/1/31§	233,000	205,040

		946,313

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Paper & Forest Products (0.1%)
Magnera Corp. 7.250%, 11/15/31 (x)§		$373,000	$363,209

Total Materials			11,643,120

Real Estate (0.2%)
Diversified REITs (0.0%)†
VICI Properties LP (REIT) 4.625%, 6/15/25§		132,000	131,740

Hotel & Resort REITs (0.0%)†
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§		183,000	179,111
Pebblebrook Hotel LP (REIT) 6.375%, 10/15/29§		162,000	159,165

			338,276

Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28 (x)§		244,000	243,085
Greystar Real Estate Partners LLC 7.750%, 9/1/30§		180,000	189,466
Howard Hughes Corp. (The) 4.375%, 2/1/31§		232,000	208,886

			641,437

Specialized REITs (0.1%)
Extra Space Storage LP (REIT) 5.700%, 4/1/28		135,000	137,582
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§		266,000	256,421

			394,003

Total Real Estate			1,505,456

Utilities (0.8%)
Electric Utilities (0.3%)
Alliant Energy Finance LLC 5.400%, 6/6/27§		310,000	311,569
American Electric Power Co., Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62 (k)		395,000	370,313
Edison International 4.700%, 8/15/25		755,000	754,181
Entergy Corp. 0.900%, 9/15/25		145,000	140,898
New England Power Co. 2.807%, 10/6/50§		130,000	77,428
Public Service Electric & Gas Co. 2.700%, 5/1/50		40,000	24,316
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50		75,000	48,554
Vistra Operations Co. LLC 5.125%, 5/13/25§		630,000	630,182
Wisconsin Public Service Corp. 4.550%, 12/1/29		175,000	172,718

			2,530,159

Gas Utilities (0.1%)
Atmos Energy Corp. 5.000%, 12/15/54		280,000	251,883
Southwest Gas Corp. 3.180%, 8/15/51		405,000	252,515

			504,398

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 3.300%, 7/15/25§		110,000	108,858
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250%, 1/31/41§		890,000	876,196

			985,054

Multi-Utilities (0.2%)
Ameren Corp. 5.000%, 1/15/29		190,000	189,811
CenterPoint Energy, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.700%, 5/15/55 (k)		755,000	749,155
DTE Energy Co. 4.950%, 7/1/27 (x)		310,000	311,164

			1,250,130

Water Utilities (0.1%)
Essential Utilities, Inc. 4.800%, 8/15/27		300,000	299,415
Solaris Midstream Holdings LLC 7.625%, 4/1/26§		418,000	416,433

			715,848

Total Utilities			5,985,589

Total Corporate Bonds			190,275,970

Foreign Government Securities (10.1%)
Mex Bonos Desarr Fix Rt
Series M 8.000%, 7/31/53	MXN	783,700,000	28,323,247
Notas do Tesouro Nacional 10.000%, 1/1/35	BRL	131,390,000	15,945,407
6.000%, 8/15/50 TIPS		50,453,576	6,894,471
Republic of Panama 3.870%, 7/23/60		$3,285,000	1,711,715
4.500%, 1/19/63		2,780,000	1,624,910
U.K. Treasury Bonds 4.375%, 7/31/54 (m)	GBP	17,820,000	19,750,924

Total Foreign Government Securities			74,250,674

Mortgage-Backed Securities (27.6%)
FHLMC UMBS 4.000%, 6/1/38		$6,429	6,085
4.000%, 8/1/48		94,158	87,127
4.000%, 11/1/48		5,244	4,849
4.000%, 2/1/49		42,621	39,411

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
4.000%, 7/1/49		$198,650	$183,631
4.000%, 12/1/49		5,345	4,936
2.500%, 5/1/50		317,828	260,844
2.500%, 6/1/50		333,756	273,916
2.000%, 11/1/50		243,571	190,489
2.500%, 3/1/52		3,410,481	2,779,825
2.500%, 4/1/52		5,397,440	4,399,362
3.000%, 4/1/52		2,565,384	2,178,092
4.000%, 10/1/52		3,038,142	2,776,869
5.500%, 12/1/52		2,524,287	2,497,371
FNMA UMBS 4.000%, 10/1/48		232,087	214,612
3.500%, 8/1/49		1,835,657	1,639,963
3.000%, 7/1/50		1,511,710	1,297,189
3.000%, 8/1/50		712,202	610,023
2.500%, 9/1/50		179,866	147,618
3.500%, 1/1/51		2,355,304	2,103,476
2.000%, 2/1/52		18,713,427	14,562,758
2.000%, 3/1/52		1,060,366	824,967
3.000%, 3/1/52		2,496,048	2,121,563
3.000%, 4/1/52		5,461,058	4,639,407
2.500%, 5/1/52		2,655,720	2,163,802
3.000%, 5/1/52		5,452,965	4,635,532
3.000%, 7/1/52		2,610,547	2,216,437
3.500%, 8/1/52		2,960,454	2,624,264
5.500%, 12/1/52		6,292,525	6,225,430
5.500%, 1/1/53		9,864,309	9,759,130
5.500%, 2/1/54		2,919,812	2,880,467
GNMA 3.500%, 12/20/49		466,456	419,472
3.000%, 5/20/52		2,969,496	2,574,316
3.000%, 6/20/52		2,879,088	2,495,041
5.500%, 10/20/52		10,462,982	10,387,954
5.500%, 1/20/53		5,503,469	5,465,725
5.500%, 2/20/53		3,498,226	3,478,607
5.500%, 4/20/53		6,214,818	6,179,964
5.500%, 5/20/53		7,972,017	7,927,307
5.500%, 6/20/53		4,265,256	4,232,005
5.500%, 9/20/53		7,048,507	6,993,558
5.500%, 10/20/53		9,187,258	9,135,733
6.000%, 4/20/54		3,836,368	3,862,155
5.500%, 5/20/54		2,544,566	2,523,139
6.000%, 5/20/54		6,095,737	6,137,663
6.000%, 6/20/54		2,590,645	2,608,666
6.000%, 7/20/54		14,936,879	15,040,780
6.000%, 8/20/54		11,382,690	11,461,868
5.500%, 9/20/54		9,566,001	9,485,447
6.000%, 9/20/54		14,292,858	14,392,279
6.000%, 10/20/54		3,541,734	3,568,030

Total Mortgage-Backed Securities			202,719,154

U.S. Treasury Obligations (19.7%)
U.S. Treasury Bonds 1.750%, 8/15/41		15,095,000	9,779,679
2.000%, 11/15/41		5,505,000	3,699,124
3.250%, 5/15/42		1,800,000	1,465,098
3.375%, 8/15/42		3,370,000	2,783,321
3.875%, 2/15/43		270,000	238,440
3.875%, 5/15/43		1,575,000	1,387,703
4.375%, 8/15/43		1,095,000	1,031,339
4.750%, 11/15/43		1,105,000	1,092,037
4.625%, 5/15/44		1,640,000	1,591,805
4.125%, 8/15/44		1,560,000	1,413,508
2.375%, 5/15/51		7,255,000	4,567,159
2.875%, 5/15/52		36,360,000	25,457,229
4.750%, 11/15/53		1,060,000	1,050,049
4.250%, 2/15/54		605,000	552,622
4.625%, 5/15/54		1,970,000	1,916,724
4.250%, 8/15/54		3,165,000	2,894,452
4.500%, 11/15/54		770,000	735,469
U.S. Treasury Notes 4.250%, 11/30/26		3,375,000	3,374,320
4.000%, 1/31/29		6,110,000	6,025,243
4.250%, 2/28/29		6,860,000	6,826,708
4.125%, 3/31/29		6,855,000	6,787,543
4.625%, 4/30/29		670,000	676,360
4.250%, 6/30/29		1,515,000	1,506,624
3.500%, 9/30/29		1,550,000	1,491,350
4.125%, 10/31/29		2,795,000	2,762,771
4.125%, 11/30/29		6,080,000	6,010,597
3.875%, 8/15/33		37,950,000	36,130,647
4.375%, 5/15/34		3,020,000	2,974,718
3.875%, 8/15/34		3,515,000	3,324,990
4.250%, 11/15/34		5,520,000	5,377,704

Total U.S. Treasury Obligations			144,925,333

Total Long-Term Debt Securities (93.0%) (Cost $735,502,752)			683,058,958

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (1.0%)
Arab Republic of Egypt 25.48%, 2/4/25 (p)	EGP	365,000,000	7,008,158

	Number of Shares		Value (Note 1)
Investment Companies (0.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)		700,000	700,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)		700,000	700,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)		4,264,288	4,264,288

Total Investment Companies			5,664,288

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (0.5%)
U.S. Treasury Bills 3.90%, 1/23/25 (p)		$3,870,000	3,860,392

Total Short-Term Investments (2.3%) (Cost $16,966,075)			16,532,838

Total Investments in Securities (95.3%) (Cost $752,468,827)			699,591,796
Other Assets Less Liabilities (4.7%)			34,514,221

Net Assets (100%)			$734,106,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $159,751,590 or 21.8% of net assets.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $19,750,924 or 2.7% of net assets.

(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $5,550,361. This was collateralized by cash of $5,664,288 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Renminbi
EGP	— Egyptian Pound
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
HUF	— Hungarian Forint
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
PIK	— Payment-in Kind Security
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SEK	— Swedish Krona
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

Country Diversification As a Percentage of Total Net Assets
Australia	0.3%
Belgium	0.0	#
Brazil	3.1
Canada	1.8
Egypt	1.0
Finland	0.1
France	0.4
Germany	0.3
Ireland	0.4
Italy	0.0	#
Japan	0.4
Luxembourg	0.2
Mexico	5.1
Netherlands	0.2
New Zealand	0.1
Norway	0.1
Panama	0.5
South Africa	0.0	#
South Korea	0.0	#
Spain	0.0	#
Sweden	0.2
Switzerland	0.1
United Kingdom	3.4
United States	77.6
Cash and Other	4.7

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	528	3/2025	GBP	61,083,306	(1,358,860)
U.S. Treasury 5 Year Note	973	3/2025	USD	103,434,461	(754,780)
U.S. Treasury 10 Year Note	2	3/2025	USD	217,500	(1,957)
U.S. Treasury 10 Year Ultra Note	380	3/2025	USD	42,298,750	(1,071,670)

					(3,187,267)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Canada 10 Year Bond	(582)	3/2025	CAD	(49,642,784)	(928,030)
Euro-Bobl	(941)	3/2025	EUR	(114,882,249)	1,169,463
Euro-Bund	(659)	3/2025	EUR	(91,089,500)	2,444,110

					2,685,543

					(501,724)

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	7,340,244	CLP	7,290,000,000	HSBC Bank plc**	1/15/2025	10,827
USD	17,902,670	BRL	102,830,000	HSBC Bank plc**	1/22/2025	1,318,892
USD	18,267,378	CAD	25,640,000	Citibank NA	1/27/2025	413,919
USD	10,574,962	PLN	43,500,000	Citibank NA	1/27/2025	51,695
USD	7,370,038	MXN	154,100,000	Morgan Stanley	1/29/2025	15,120
USD	11,040,403	MXN	223,800,000	Wells Fargo Bank NA	1/29/2025	358,828
USD	17,589,560	HUF	6,820,000,000	HSBC Bank plc	1/31/2025	444,509
USD	14,650,090	EUR	13,870,000	Citibank NA	2/5/2025	263,354
USD	7,190,627	EUR	6,750,000	Wells Fargo Bank NA	2/5/2025	189,151
USD	17,901,626	ZAR	327,700,000	Barclays Bank plc	2/13/2025	603,378
USD	3,451,746	CLP	3,430,000,000	HSBC Bank plc**	2/14/2025	4,435
USD	18,215,881	SEK	193,200,000	Morgan Stanley	2/24/2025	704,704
USD	29,657,881	CNY	214,390,000	JPMorgan Chase Bank**	2/27/2025	168,252
USD	12,067,500	AUD	18,750,000	Morgan Stanley	3/6/2025	461,319
USD	28,164,469	CHF	24,440,000	UBS AG	3/12/2025	1,030,337
USD	25,950,769	GBP	20,370,000	HSBC Bank plc	3/12/2025	462,664
USD	11,265,577	JPY	1,752,000,000	Citibank NA	3/13/2025	40,971
USD	6,217,302	JPY	968,000,000	HSBC Bank plc	3/13/2025	15,578

Total unrealized appreciation						6,557,933

CLP	7,290,000,000	USD	8,144,341	HSBC Bank plc**	1/15/2025	(814,924)
BRL	67,050,000	USD	11,173,138	HSBC Bank plc**	1/22/2025	(359,734)
CAD	25,640,000	USD	18,704,065	Citibank NA	1/27/2025	(850,606)
PLN	91,000,000	USD	22,170,864	Citibank NA	1/27/2025	(156,674)
MXN	316,600,000	USD	15,668,458	Citibank NA	1/29/2025	(557,705)
MXN	19,100,000	USD	925,280	Morgan Stanley	1/29/2025	(13,672)
MXN	153,000,000	USD	7,514,354	UBS AG	1/29/2025	(211,937)
HUF	6,820,000,000	USD	18,210,291	HSBC Bank plc	1/31/2025	(1,065,241)
EUR	6,750,000	USD	7,357,365	JPMorgan Chase Bank	2/5/2025	(355,889)
ZAR	327,700,000	USD	17,753,361	Barclays Bank plc	2/13/2025	(455,113)
CLP	3,430,000,000	USD	3,792,254	HSBC Bank plc**	2/14/2025	(344,943)
SEK	193,200,000	USD	17,881,190	Morgan Stanley	2/24/2025	(370,013)
CNY	54,200,000	USD	7,506,925	JPMorgan Chase Bank**	2/27/2025	(51,643)
AUD	22,790,000	USD	14,739,546	Morgan Stanley	3/6/2025	(632,620)
JPY	2,478,000,000	USD	16,739,228	Citibank NA	3/13/2025	(863,329)
JPY	2,478,000,000	USD	16,745,336	JPMorgan Chase Bank	3/13/2025	(869,437)

Total unrealized depreciation						(7,973,480)

Net unrealized depreciation						(1,415,547)

**	Non-deliverable forward.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$38,268,403	$—		$38,268,403
Collateralized Mortgage Obligations	—	13,413,683	—		13,413,683
Commercial Mortgage-Backed Securities	—	19,205,741	—		19,205,741
Corporate Bonds
Communication Services	—	11,200,201	—		11,200,201
Consumer Discretionary	—	20,272,869	—	(a)	20,272,869
Consumer Staples	—	6,590,337	—		6,590,337
Energy	—	24,265,863	—		24,265,863
Financials	—	67,738,778	—		67,738,778
Health Care	—	10,070,408	—		10,070,408
Industrials	—	17,062,844	—		17,062,844
Information Technology	—	13,940,505	—		13,940,505
Materials	—	11,643,120	—		11,643,120
Real Estate	—	1,505,456	—		1,505,456
Utilities	—	5,985,589	—		5,985,589
Foreign Government Securities	—	74,250,674	—		74,250,674
Forward Currency Contracts	—	6,557,933	—		6,557,933
Futures	3,613,573	—	—		3,613,573
Mortgage-Backed Securities	—	202,719,154	—		202,719,154
Short-Term Investments
Foreign Government Treasury Bill	—	7,008,158	—		7,008,158
Investment Companies	5,664,288	—	—		5,664,288
U.S. Treasury Obligation	—	3,860,392	—		3,860,392
U.S. Treasury Obligations	—	144,925,333	—		144,925,333

Total Assets	$9,277,861	$700,485,441	$—		$709,763,302

Liabilities:
Forward Currency Contracts	$—	$(7,973,480)	$—		$(7,973,480)
Futures	$(4,115,297)	$—	$—		$(4,115,297)

Total Liabilities	$(4,115,297)	$(7,973,480)	$—		$(12,088,777)

Total	$5,162,564	$692,511,961	$—		$697,674,525

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$3,613,573	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	6,557,933

Total		$10,171,506

	Liability Derivatives
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(4,115,297	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(7,973,480)

Total		$(12,088,777)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(2,429,813)	$—	$(2,429,813)
Foreign exchange contracts	—	6,611,069	6,611,069

Total	$(2,429,813)	$6,611,069	$4,181,256

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(5,427,260)	$—	$(5,427,260)
Foreign exchange contracts	—	(4,872,550)	(4,872,550)

Total	$(5,427,260)	$(4,872,550)	$(10,299,810)

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$292,780,000
Average notional value of contracts — short	152,040,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$230,617,000
Average settlement value sold — in USD	218,890,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$603,378	$(455,113)	$—	$148,265
Citibank NA	769,939	(769,939)	—	—
HSBC Bank plc	2,256,905	(2,256,905)	—	—
JPMorgan Chase Bank	168,252	(168,252)	—	—
Morgan Stanley	1,181,143	(1,016,305)	—	164,838
UBS AG	1,030,337	(211,937)	—	818,400
Wells Fargo Bank NA	547,979	—	—	547,979

Total	$6,557,933	$(4,878,451)	$—	$1,679,482

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$455,113	$(455,113)	$—	$—
Citibank NA	2,428,314	(769,939)	—	1,658,375
HSBC Bank plc	2,584,842	(2,256,905)	—	327,937
JPMorgan Chase Bank	1,276,969	(168,252)	—	1,108,717
Morgan Stanley	1,016,305	(1,016,305)	—	—
UBS AG	211,937	(211,937)	—	—

Total	$7,973,480	$(4,878,451)	$—	$3,095,029

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$539,038,798
Long-term U.S. government debt securities	345,236,205

$884,275,003

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$474,315,320
Long-term U.S. government debt securities	431,705,390

$906,020,710

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,311,278
Aggregate gross unrealized depreciation	(66,551,133)

Net unrealized depreciation	$(53,239,855)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$750,914,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $752,468,827)	$699,591,796
Cash	24,197,093
Foreign cash (Cost $568)	536
Cash held as collateral at broker for futures	360,000
Cash held as collateral for forward foreign currency contracts	260,000
Due from broker for futures variation margin	10,247,923
Dividends, interest and other receivables	8,333,529
Unrealized appreciation on forward foreign currency contracts	6,557,933
Receivable for Portfolio shares sold	81,385
Securities lending income receivable	2,951
Other assets	4,117

Total assets	749,637,263

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	7,973,480
Payable for return of collateral on securities loaned	5,664,288
Payable for securities purchased	906,532
Payable for Portfolio shares repurchased	362,630
Investment management fees payable	298,788
Administrative fees payable	78,524
Distribution fees payable – Class IB	39,602
Distribution fees payable – Class IA	28,314
Accrued expenses	179,088

Total liabilities	15,531,246

Commitments and contingent liabilities^
NET ASSETS	$734,106,017

Net assets were comprised of:
Paid in capital	$887,016,759
Total distributable earnings (loss)	(152,910,742)

Net assets	$734,106,017

Class IA
Net asset value, offering and redemption price per share, $133,347,978 / 40,379,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.30

Class IB
Net asset value, offering and redemption price per share, $185,112,607 / 56,279,779 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.29

Class K
Net asset value, offering and redemption price per share, $415,645,432 / 125,331,061 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.32

(x)	Includes value of securities on loan of $5,550,361.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest (net of $354,620 foreign withholding tax)	$42,180,527
Securities lending (net)	48,805

Total income	42,229,332

EXPENSES
Investment management fees	4,514,218
Administrative fees	946,041
Distribution fees – Class IB	465,234
Distribution fees – Class IA	341,561
Custodian fees	270,500
Professional fees	105,276
Printing and mailing expenses	69,953
Trustees’ fees	24,911
Miscellaneous	42,535

Gross expenses	6,780,229
Less: Waiver from investment manager	(856,817)

Net expenses	5,923,412

NET INVESTMENT INCOME (LOSS)	36,305,920

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,024,465
Futures contracts	(2,429,813)
Forward foreign currency contracts	6,611,069
Foreign currency transactions	(1,339,330)

Net realized gain (loss)	4,866,391

Change in unrealized appreciation (depreciation) on:
Investments in securities	(34,504,642)
Futures contracts	(5,427,260)
Forward foreign currency contracts	(4,872,550)
Foreign currency translations	(164,660)

Net change in unrealized appreciation (depreciation)	(44,969,112)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(40,102,721)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,796,801)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,305,920	$32,308,381
Net realized gain (loss)	4,866,391	(49,929,428)
Net change in unrealized appreciation (depreciation)	(44,969,112)	51,252,842

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,796,801)	33,631,795

Distributions to shareholders:
Class IA	(6,840,928)	(3,233,368)
Class IB	(9,565,538)	(4,309,073)
Class K	(22,408,188)	(10,979,515)

Total distributions to shareholders	(38,814,654)	(18,521,956)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,495,493 and 2,795,611 shares, respectively ]	12,084,635	9,590,305
Capital shares issued in reinvestment of dividends [ 2,018,869 and 947,063 shares, respectively ]	6,840,928	3,233,368
Capital shares repurchased [ (5,117,207) and (3,874,734) shares, respectively ]	(17,808,893)	(13,280,373)

Total Class IA transactions	1,116,670	(456,700)

Class IB
Capital shares sold [ 7,780,370 and 6,165,499 shares, respectively ]	26,947,064	21,118,128
Capital shares issued in reinvestment of dividends [ 2,834,801 and 1,266,740 shares, respectively ]	9,565,538	4,309,073
Capital shares repurchased [ (8,058,436) and (7,131,616) shares, respectively ]	(27,863,162)	(24,444,742)

Total Class IB transactions	8,649,440	982,459

Class K
Capital shares sold [ 12,474,535 and 11,259,002 shares, respectively ]	43,538,506	39,410,769
Capital shares issued in reinvestment of dividends [ 6,589,647 and 3,197,571 shares, respectively ]	22,408,188	10,979,515
Capital shares repurchased [ (17,525,190) and (15,338,578) shares, respectively ]	(61,498,237)	(52,869,955)

Total Class K transactions	4,448,457	(2,479,671)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,214,567	(1,953,912)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,396,888)	13,155,927
NET ASSETS:
Beginning of year	762,502,905	749,346,978

End of year	$734,106,017	$762,502,905

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2024		2023		2022		2021		2020
Net asset value, beginning of year	$3.50		$3.43		$4.04		$4.21		$3.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.14		0.10		0.07		0.06
Net realized and unrealized gain (loss)	(0.18)		0.01		(0.62)		(0.14)		0.52

Total from investment operations	(0.02)		0.15		(0.52)		(0.07)		0.58

Less distributions:
Dividends from net investment income	(0.18)		(0.08)		(0.09)		(0.06)		(0.09)
Distributions from net realized gains	—		—		—	#	(0.04)		(0.16)

Total dividends and distributions	(0.18)		(0.08)		(0.09)		(0.10)		(0.25)

Net asset value, end of year	$3.30		$3.50		$3.43		$4.04		$4.21

Total return	(0.73)%		4.50%		(12.86)%		(1.76)%		14.86%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$133,348		$139,982		$137,580		$157,063		$124,147
Ratio of expenses to average net assets:
After waivers (f)	0.93	%(j)	0.93	%(j)	0.95	%(k)	1.01	%(m)(o)	0.82	%(n)
Before waivers (f)	1.04%		1.09%		1.04%		1.10%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.68%		4.18%		2.65%		1.65%		1.50	%(x)
Before waivers (f)	4.57%		4.02%		2.56%		1.56%		1.25	%(x)
Portfolio turnover rate^	125%		145%		187%		200%		237	%(h)

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$3.49		$3.42		$4.03		$4.19		$3.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.14		0.10		0.07		0.06
Net realized and unrealized gain (loss)	(0.18)		0.01		(0.62)		(0.13)		0.51

Total from investment operations	(0.02)		0.15		(0.52)		(0.06)		0.57

Less distributions:
Dividends from net investment income	(0.18)		(0.08)		(0.09)		(0.06)		(0.09)
Distributions from net realized gains	—		—		—	#	(0.04)		(0.16)

Total dividends and distributions	(0.18)		(0.08)		(0.09)		(0.10)		(0.25)

Net asset value, end of year	$3.29		$3.49		$3.42		$4.03		$4.19

Total return	(0.72)%		4.51%		(12.89)%		(1.53)%		14.64%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$185,113		$187,375		$182,542		$100,338		$56,600
Ratio of expenses to average net assets:
After waivers (f)	0.93	%(j)	0.93	%(j)	0.94	%(k)	1.00	%(m)(o)	0.83	%(n)
Before waivers (f)	1.04%		1.09%		1.04%		1.09%		1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.68%		4.18%		2.81%		1.61%		1.53	%(x)
Before waivers (f)	4.57%		4.02%		2.72%		1.52%		1.28	%(x)
Portfolio turnover rate^	125%		145%		187%		200%		237	%(h)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2024		2023		2022		2021		2020
Net asset value, beginning of year	$3.52		$3.44		$4.06		$4.22		$3.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.15		0.11		0.07		0.07
Net realized and unrealized gain (loss)	(0.18)		0.02		(0.63)		(0.12)		0.52

Total from investment operations	(0.01)		0.17		(0.52)		(0.05)		0.59

Less distributions:
Dividends from net investment income	(0.19)		(0.09)		(0.10)		(0.07)		(0.10)
Distributions from net realized gains	—		—		—	#	(0.04)		(0.16)

Total dividends and distributions	(0.19)		(0.09)		(0.10)		(0.11)		(0.26)

Net asset value, end of year	$3.32		$3.52		$3.44		$4.06		$4.22

Total return	(0.47)%		5.03%		(12.83)%		(1.29)%		15.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$415,645		$435,145		$429,225		$513,183		$15,840
Ratio of expenses to average net assets:
After waivers (f)	0.68	%(j)	0.68	%(j)	0.70	%(k)	0.73	%(m)(o)	0.58	%(n)
Before waivers (f)	0.79%		0.84%		0.79%		0.81%		0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.93%		4.43%		2.90%		1.75%		1.78	%(x)
Before waivers (f)	4.82%		4.27%		2.81%		1.67%		1.53	%(x)
Portfolio turnover rate^	125%		145%		187%		200%		237	%(h)
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.93% for Class IA, 0.93% for Class IB and 0.68% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IA, 0.95% for Class IB and 0.70% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IA, 1.00% for Class IB and 0.73% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IA, 1.00% for Class IB and 0.75% for Class K.
(o)	Includes extraordinary expenses of 0.06%, 0.05% and 0.03% for Class IA, Class IB and Class K, respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (4.9%)
Ambev SA	282,191	$539,912
B3 SA – Brasil Bolsa Balcao	52,265	87,815
Banco Bradesco SA	15,196	26,319
Banco Bradesco SA (Preference) (q)*	48,381	90,609
Banco Bradesco SA (ADR)	179,113	342,106
Banco BTG Pactual SA*	11,079	49,191
Banco do Brasil SA	15,588	60,986
BB Seguridade Participacoes SA	7,812	45,586
Centrais Eletricas Brasileiras SA	10,350	57,146
Cia de Saneamento Basico do Estado de Sao Paulo*	3,896	55,780
Cia Energetica de Minas Gerais (Preference) (q)	13,635	24,432
Cia Paranaense de Energia – Copel (Preference) (q)	8,908	13,222
Cia Siderurgica Nacional SA	5,126	7,393
Cosan SA	9,832	13,034
Embraer SA*	6,169	56,060
Energisa SA	2,213	13,075
Engie Brasil Energia SA	2,486	14,314
Equatorial Energia SA	9,398	41,576
Gerdau SA (Preference) (q)	12,862	37,892
Hapvida Participacoes e Investimentos SA (m)*	39,784	14,361
Itau Unibanco Holding SA (Preference) (q)	44,136	219,900
Itau Unibanco Holding SA (ADR)	74,561	369,823
Itausa SA (Preference) (q)	56,835	81,234
Klabin SA	8,800	33,175
Localiza Rent a Car SA*	8,299	43,256
Natura & Co. Holding SA	6,494	13,413
NU Holdings Ltd., Class A*	25,975	269,101
Petroleo Brasileiro SA	34,166	218,506
Petroleo Brasileiro SA (Preference)(q)	41,223	241,952
Petroleo Brasileiro SA (ADR)	27,708	356,325
PRIO SA*	6,935	45,307
Raia Drogasil SA	11,123	39,808
Rede D’Or Sao Luiz SA (m)*	7,027	29,039
Rumo SA	12,965	37,586
StoneCo Ltd., Class A*	2,203	17,558
Suzano SA*	7,853	78,913
Telefonica Brasil SA*	4,815	36,437
TOTVS SA	3,956	17,046
Vale SA	29,613	261,864
Vibra Energia SA	10,611	30,745
WEG SA	14,388	123,319
XP, Inc., Class A	41,392	490,495

		4,645,611

Chile (0.8%)
Banco de Chile	462,284	52,549
Banco de Credito e Inversiones SA	655	18,177
Banco Santander Chile	707,561	33,652
Cencosud SA	11,427	25,278
Empresas Copec SA	4,090	25,000
Enel Americas SA	173,391	15,212
Enel Chile SA	382,107	22,092
Falabella SA*	6,082	21,496
Latam Airlines Group SA	1,771,009	24,450
Sociedad Quimica y Minera de Chile SA (Preference), Class B (q)	1,224	45,045
Sociedad Quimica y Minera de Chile SA (ADR)	13,245	481,588

		764,539

China (27.5%)
360 Security Technology, Inc., Class A	6,600	9,359
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,900	8,356
AAC Technologies Holdings, Inc.	8,075	38,989
Agricultural Bank of China Ltd., Class H	242,452	138,292
Agricultural Bank of China Ltd., Class A	31,100	22,752
Aier Eye Hospital Group Co. Ltd., Class A	6,500	11,799
Air China Ltd., Class A*	9,800	10,620
Airtac International Group	1,516	39,028
Akeso, Inc. (m)*	5,275	41,227
Alibaba Group Holding Ltd.	140,627	1,491,977
Alibaba Health Information Technology Ltd. (x)*	40,386	17,264
Aluminum Corp. of China Ltd., Class A	13,700	13,795
Aluminum Corp. of China Ltd., Class H	27,304	15,785
Anhui Conch Cement Co. Ltd., Class H	10,537	26,971
Anhui Gujing Distillery Co. Ltd., Class A	300	7,123
ANTA Sports Products Ltd.	10,667	106,922
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	2,919
Autohome, Inc. (ADR)	529	13,728
Avary Holding Shenzhen Co. Ltd., Class A	2,200	10,995
AviChina Industry & Technology Co. Ltd., Class H	20,991	10,432
Baidu, Inc., Class A*	20,542	218,733
Baidu, Inc. (ADR)*	4,936	416,154
Bank of Beijing Co. Ltd., Class A	20,300	17,104
Bank of Chengdu Co. Ltd., Class A	6,200	14,533
Bank of China Ltd., Class H	613,761	313,730
Bank of China Ltd., Class A	29,700	22,420
Bank of Communications Co. Ltd., Class A	19,500	20,757
Bank of Communications Co. Ltd., Class H	71,634	58,937
Bank of Hangzhou Co. Ltd., Class A	5,900	11,809
Bank of Jiangsu Co. Ltd., Class A	14,100	18,969
Bank of Nanjing Co. Ltd., Class A	9,600	14,007
Bank of Ningbo Co. Ltd., Class A	6,500	21,648
Bank of Shanghai Co. Ltd., Class A	12,700	15,920
Baoshan Iron & Steel Co. Ltd., Class A	12,500	11,988
BeiGene Ltd.*	5,902	82,983
Beijing Enterprises Holdings Ltd.	4,062	13,964
Beijing Enterprises Water Group Ltd.	36,959	11,944
Beijing Kingsoft Office Software, Inc., Class A	346	13,576
Beijing Tong Ren Tang Co. Ltd., Class A	2,200	12,234
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,869	18,042
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	22,500	18,988
Bilibili, Inc., Class Z (x)*	2,013	36,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Bloomage Biotechnology Corp. Ltd., Class A	643	$4,496
BOC Aviation Ltd. (m)	88,900	690,789
Bosideng International Holdings Ltd.	26,968	13,472
BYD Co. Ltd., Class A	801	31,018
BYD Co. Ltd., Class H	27,001	926,843
BYD Electronic International Co. Ltd.	6,850	37,087
C&D International Investment Group Ltd.	5,493	9,237
CGN Power Co. Ltd., Class H (m)	115,031	42,211
Changchun High-Tech Industry Group Co. Ltd., Class A	900	12,261
Chaozhou Three-Circle Group Co. Ltd., Class A	3,400	17,938
China CITIC Bank Corp. Ltd., Class H	77,354	53,484
China Coal Energy Co. Ltd., Class H	24,399	29,185
China Construction Bank Corp., Class H	830,394	692,828
China CSSC Holdings Ltd., Class A	3,800	18,721
China Eastern Airlines Corp. Ltd., Class A*	18,500	10,138
China Energy Engineering Corp. Ltd., Class A	32,000	10,039
China Everbright Bank Co. Ltd., Class A	27,100	14,368
China Everbright Bank Co. Ltd., Class H	38,342	14,909
China Feihe Ltd. (m)	25,661	18,007
China Galaxy Securities Co. Ltd., Class A	10,500	21,908
China Galaxy Securities Co. Ltd., Class H	25,162	22,970
China Gas Holdings Ltd.	20,606	17,962
China Hongqiao Group Ltd.	24,646	37,318
China International Capital Corp. Ltd., Class H (m)	12,618	20,828
China International Capital Corp. Ltd., Class A	1,900	8,770
China Jushi Co. Ltd., Class A	7,600	11,859
China Life Insurance Co. Ltd., Class H	65,859	124,482
China Life Insurance Co. Ltd., Class A	3,100	17,803
China Literature Ltd. (m)*	2,830	9,182
China Longyuan Power Group Corp. Ltd., Class H	27,731	22,994
China Mengniu Dairy Co. Ltd.	27,275	61,667
China Merchants Bank Co. Ltd., Class H	33,441	172,229
China Merchants Bank Co. Ltd., Class A	10,000	53,841
China Merchants Energy Shipping Co. Ltd., Class A	13,300	11,680
China Merchants Port Holdings Co. Ltd.	10,365	18,470
China Merchants Securities Co. Ltd., Class A	5,400	14,175
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	9,820
China Minsheng Banking Corp. Ltd., Class A	23,300	13,183
China Minsheng Banking Corp. Ltd., Class H	40,320	17,859
China National Building Material Co. Ltd., Class H	28,033	12,777
China National Nuclear Power Co. Ltd., Class A	12,300	17,576
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,200	12,210
China Oilfield Services Ltd., Class H	14,287	12,950
China Overseas Land & Investment Ltd.	30,956	49,423
China Pacific Insurance Group Co. Ltd., Class A	3,300	15,408
China Pacific Insurance Group Co. Ltd., Class H	21,306	69,130
China Petroleum & Chemical Corp., Class A	21,700	19,859
China Petroleum & Chemical Corp., Class H	222,383	127,417
China Power International Development Ltd.	42,899	17,509
China Railway Group Ltd., Class A	15,300	13,394
China Railway Group Ltd., Class H	27,671	14,109
China Resources Beer Holdings Co. Ltd.	13,811	44,901
China Resources Gas Group Ltd.	6,220	24,626
China Resources Land Ltd.	27,662	80,315
China Resources Microelectronics Ltd., Class A	1,732	11,197
China Resources Mixc Lifestyle Services Ltd. (m)	5,604	20,853
China Resources Pharmaceutical Group Ltd. (m)	1,242	912
China Resources Power Holdings Co. Ltd.	16,587	40,321
China Ruyi Holdings Ltd.*	48,798	15,393
China Shenhua Energy Co. Ltd., Class H	30,762	133,082
China Shenhua Energy Co. Ltd., Class A	3,400	20,253
China Southern Airlines Co. Ltd., Class A*	12,300	10,936
China State Construction Engineering Corp. Ltd., Class A	18,400	15,125
China State Construction International Holdings Ltd.	13,950	22,021
China Taiping Insurance Holdings Co. Ltd.	11,196	16,751
China Tower Corp. Ltd., Class H (m)	362,798	52,318
China United Network Communications Ltd., Class A	23,100	16,805
China Vanke Co. Ltd., Class A*	13,400	13,328
China Vanke Co. Ltd., Class H (x)*	14,016	9,546
China Yangtze Power Co. Ltd., Class A	12,200	49,390
Chongqing Brewery Co. Ltd., Class A	800	6,907
Chongqing Changan Automobile Co. Ltd., Class A	8,450	15,466
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,834	6,608
Chow Tai Fook Jewellery Group Ltd.	17,069	14,791
CITIC Ltd.	47,016	55,753
CITIC Securities Co. Ltd., Class A	5,200	20,781
CITIC Securities Co. Ltd., Class H	13,770	37,853
CMOC Group Ltd., Class A	16,500	15,032
CMOC Group Ltd., Class H	27,294	18,450
CNGR Advanced Material Co. Ltd., Class A	560	2,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
CNPC Capital Co. Ltd., Class A	19,400	$18,312
Contemporary Amperex Technology Co. Ltd., Class A	2,059	75,034
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	6,000	9,535
COSCO SHIPPING Holdings Co. Ltd., Class A	9,000	19,112
COSCO SHIPPING Holdings Co. Ltd., Class H	22,544	37,154
Country Garden Holdings Co. Ltd. (r)*	88,275	4,134
CRRC Corp. Ltd., Class H	32,579	21,016
CRRC Corp. Ltd., Class A	15,200	17,451
CSC Financial Co. Ltd., Class A	3,400	11,994
CSPC Pharmaceutical Group Ltd.	76,349	46,989
Daqin Railway Co. Ltd., Class A	12,800	11,889
Dongfang Electric Corp. Ltd., Class A	4,300	9,361
East Money Information Co. Ltd., Class A	8,200	29,006
ENN Energy Holdings Ltd.	6,393	45,972
ENN Natural Gas Co. Ltd., Class A	5,100	15,148
Eve Energy Co. Ltd., Class A	2,400	15,368
Everbright Securities Co. Ltd., Class A	6,500	16,127
Far East Horizon Ltd.	16,103	11,756
Flat Glass Group Co. Ltd., Class A	1,700	4,586
Focus Media Information Technology Co. Ltd., Class A	11,600	11,172
Fosun International Ltd.	17,382	10,161
Foxconn Industrial Internet Co. Ltd., Class A	8,000	23,564
Fuyao Glass Industry Group Co. Ltd., Class H (m)	4,201	30,263
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	15,388
Ganfeng Lithium Group Co. Ltd., Class A	3,080	14,773
GCL Technology Holdings Ltd.*	173,521	24,129
GD Power Development Co. Ltd., Class A	22,100	13,867
Geely Automobile Holdings Ltd.	48,576	92,691
Genscript Biotech Corp.*	8,779	11,123
GF Securities Co. Ltd., Class A	8,300	18,432
GigaDevice Semiconductor, Inc., Class A*	1,600	23,411
Ginlong Technologies Co. Ltd., Class A	400	3,347
GoerTek, Inc., Class A	5,500	19,448
Goneo Group Co. Ltd., Class A	1,740	16,744
Gotion High-tech Co. Ltd., Class A	2,900	8,431
Great Wall Motor Co. Ltd., Class H	20,829	36,634
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	14,321
Guangdong Haid Group Co. Ltd., Class A	1,300	8,736
Guangdong Investment Ltd.	27,094	23,408
Guanghui Energy Co. Ltd., Class A	8,100	7,468
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	4,323
Guosen Securities Co. Ltd., Class A	8,100	12,429
Guotai Junan Securities Co. Ltd., Class A	5,300	13,542
H World Group Ltd. (ADR)	1,648	54,433
Haidilao International Holding Ltd. (m)	14,435	29,552
Haier Smart Home Co. Ltd., Class A	3,200	12,481
Haier Smart Home Co. Ltd., Class H	19,657	69,601
Haitian International Holdings Ltd.	5,159	14,016
Haitong Securities Co. Ltd., Class A	7,600	11,578
Haitong Securities Co. Ltd., Class H	18,883	16,655
Hangzhou First Applied Material Co. Ltd., Class A	1,920	3,893
Hangzhou Silan Microelectronics Co. Ltd., Class A*	1,500	5,347
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	7,483
Hansoh Pharmaceutical Group Co. Ltd. (m)	8,200	18,244
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	10,670
Hengan International Group Co. Ltd.	6,606	19,095
Hoshine Silicon Industry Co. Ltd., Class A	700	5,328
Hua Hong Semiconductor Ltd. (m)	3,601	10,038
Huadian Power International Corp. Ltd., Class A	13,900	10,683
Huadong Medicine Co. Ltd., Class A	2,300	10,902
Huaneng Power International, Inc., Class A	10,000	9,275
Huaneng Power International, Inc., Class H	26,775	14,755
Huatai Securities Co. Ltd., Class H (m)	10,711	18,094
Huatai Securities Co. Ltd., Class A	5,300	12,772
Huayu Automotive Systems Co. Ltd., Class A	3,900	9,409
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	10,560
Hundsun Technologies, Inc., Class A	2,800	10,737
Hygon Information Technology Co. Ltd., Class A	1,749	35,892
Iflytek Co. Ltd., Class A	1,900	12,578
Imeik Technology Development Co. Ltd., Class A	420	10,501
Industrial & Commercial Bank of China Ltd., Class A	26,100	24,744
Industrial & Commercial Bank of China Ltd., Class H	1,012,895	679,467
Industrial Bank Co. Ltd., Class A	8,600	22,574
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	35,900	9,148
Innovent Biologics, Inc. (m)*	9,939	46,837
JA Solar Technology Co. Ltd., Class A	7,060	13,299
JD Health International, Inc. (m)*	9,566	34,610
JD Logistics, Inc. (m)*	17,101	28,184
JD.com, Inc., Class A	21,666	379,388
Jiangsu Expressway Co. Ltd., Class H	13,780	15,223
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	7,952
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	16,350
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,100	13,013
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,600	18,310
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	8,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Jiangxi Copper Co. Ltd., Class H	315,623	$506,352
Jinko Solar Co. Ltd., Class A	10,288	10,021
Kanzhun Ltd. (ADR)*	1,948	26,882
KE Holdings, Inc. (ADR)	5,454	100,463
Kingdee International Software Group Co. Ltd.*	22,327	24,521
Kingsoft Corp. Ltd.	8,075	34,986
Kuaishou Technology (m)*	23,119	123,087
Kunlun Energy Co. Ltd.	35,918	38,847
Kweichow Moutai Co. Ltd., Class A	600	125,273
Lenovo Group Ltd.	66,278	86,019
Lens Technology Co. Ltd., Class A	4,400	13,201
Li Auto, Inc., Class A*	10,456	126,482
Li Ning Co. Ltd.	20,187	42,783
Longfor Group Holdings Ltd. (m)(x)	14,732	18,968
LONGi Green Energy Technology Co. Ltd., Class A	3,080	6,629
Luxshare Precision Industry Co. Ltd., Class A	2,900	16,194
Mango Excellent Media Co. Ltd., Class A	2,200	8,105
Maxscend Microelectronics Co. Ltd., Class A	480	5,899
Meituan, Class B (m)*	43,648	852,543
Metallurgical Corp. of China Ltd., Class A	31,200	14,106
Midea Group Co. Ltd.*	3,200	31,128
Midea Group Co. Ltd., Class A	2,200	22,671
MINISO Group Holding Ltd.	3,453	20,918
Montage Technology Co. Ltd., Class A	1,153	10,726
Muyuan Foods Co. Ltd., Class A	2,100	11,059
NARI Technology Co. Ltd., Class A	3,456	11,941
NetEase, Inc.	17,623	314,038
New China Life Insurance Co. Ltd., Class H	6,085	18,490
New Hope Liuhe Co. Ltd., Class A*	6,100	7,505
New Oriental Education & Technology Group, Inc.	13,567	85,507
Ninestar Corp., Class A*	2,200	8,490
Ningbo Deye Technology Co. Ltd., Class A	1,512	17,566
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	12,920
NIO, Inc., Class A*	11,887	53,262
Nongfu Spring Co. Ltd., Class H (m)(x)	17,805	77,830
Oppein Home Group, Inc., Class A	700	6,611
PDD Holdings, Inc. (ADR)*	6,090	590,669
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	20,566
People’s Insurance Co. Group of China Ltd. (The), Class H	57,390	28,596
PetroChina Co. Ltd., Class H	192,170	151,180
PetroChina Co. Ltd., Class A	17,200	21,066
Pharmaron Beijing Co. Ltd., Class A	1,350	4,753
PICC Property & Casualty Co. Ltd., Class H	55,754	88,010
Ping An Bank Co. Ltd., Class A	8,000	12,823
Ping An Insurance Group Co. of China Ltd., Class H	61,050	361,977
Ping An Insurance Group Co. of China Ltd., Class A	5,600	40,393
Poly Property Services Co. Ltd., Class H (m)(x)	144,600	565,989
Pop Mart International Group Ltd. (m)	4,180	48,250
Postal Savings Bank of China Co. Ltd., Class H (m)	68,063	40,137
Postal Savings Bank of China Co. Ltd., Class A	16,600	12,917
Qifu Technology, Inc. (ADR), Class A	726	27,864
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	8,344
Rongsheng Petrochemical Co. Ltd., Class A	15,100	18,722
Sanan Optoelectronics Co. Ltd., Class A	7,800	13,005
Sany Heavy Industry Co. Ltd., Class A	8,900	20,094
Satellite Chemical Co. Ltd., Class A	4,505	11,597
Seres Group Co. Ltd., Class A	1,300	23,757
SG Micro Corp., Class A	1,170	13,109
Shaanxi Coal Industry Co. Ltd., Class A	5,300	16,889
Shandong Gold Mining Co. Ltd., Class H (m)	8,605	13,916
Shandong Gold Mining Co. Ltd., Class A	4,600	14,261
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	9,770
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	16,245
Shanghai Baosight Software Co. Ltd., Class A	3,456	13,854
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	6,128
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (x)	165,000	299,975
Shanghai International Airport Co. Ltd., Class A	2,700	12,632
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,180	11,667
Shanghai Pudong Development Bank Co. Ltd., Class A	16,900	23,825
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,740	3,793
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	21,685
Shanghai United Imaging Healthcare Co. Ltd., Class A	925	16,018
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,000	7,902
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	12,618
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	13,340
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	17,468
Shenzhen Transsion Holdings Co. Ltd., Class A	1,428	18,585
Shenzhou International Group Holdings Ltd.	80,085	639,307
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,900	6,361
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	17,724

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Sichuan Road and Bridge Group Co. Ltd., Class A	12,740	$12,706
Silergy Corp.	2,576	31,704
Sinopharm Group Co. Ltd., Class H	201,776	553,370
Smoore International Holdings Ltd. (m)	12,083	20,692
Sunny Optical Technology Group Co. Ltd.	6,110	54,164
Suzhou Maxwell Technologies Co. Ltd., Class A	480	6,915
TAL Education Group (ADR)*	4,182	41,904
TCL Technology Group Corp., Class A	26,290	18,117
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,750	3,342
Tencent Holdings Ltd.	81,590	4,380,657
Tencent Music Entertainment Group (ADR)	6,640	75,364
Tianqi Lithium Corp., Class A	2,700	12,207
Tingyi Cayman Islands Holding Corp.	16,474	21,466
Tongcheng Travel Holdings Ltd. (m)	7,983	18,707
TravelSky Technology Ltd., Class H	607,983	814,125
Trina Solar Co. Ltd., Class A	1,157	3,059
Trip.com Group Ltd.*	5,341	371,349
Tsingtao Brewery Co. Ltd., Class H	5,436	39,755
Tsingtao Brewery Co. Ltd., Class A	1,000	11,086
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,959	17,276
Unisplendour Corp. Ltd., Class A	4,600	17,539
Vipshop Holdings Ltd. (ADR)	3,654	49,219
Wanhua Chemical Group Co. Ltd., Class A	1,300	12,707
Want Want China Holdings Ltd.	36,211	21,260
Weichai Power Co. Ltd., Class H	293,768	449,353
Weichai Power Co. Ltd., Class A	5,400	10,135
Wens Foodstuff Group Co. Ltd., Class A	4,700	10,631
Wingtech Technology Co. Ltd., Class A	2,400	12,751
Wuliangye Yibin Co. Ltd., Class A	1,900	36,453
WuXi AppTec Co. Ltd., Class A	1,000	7,541
WuXi AppTec Co. Ltd., Class H (m)(x)	3,043	22,137
Wuxi Biologics Cayman, Inc. (m)*	32,857	74,288
XCMG Construction Machinery Co. Ltd., Class A	19,500	21,185
Xiaomi Corp., Class B (m)*	135,608	602,380
Xinjiang Daqo New Energy Co. Ltd., Class A	3,122	10,325
Xinyi Solar Holdings Ltd.	39,532	15,983
XPeng, Inc., Class A*	10,728	64,437
Yadea Group Holdings Ltd. (m)	9,032	15,048
Yankuang Energy Group Co. Ltd., Class H	32,978	38,003
Yankuang Energy Group Co. Ltd., Class A	5,070	9,842
Yealink Network Technology Corp. Ltd., Class A	1,540	8,144
Yihai Kerry Arawana Holdings Co. Ltd., Class A	4,500	20,104
Yonyou Network Technology Co. Ltd., Class A*	7,500	11,025
YTO Express Group Co. Ltd., Class A	4,500	8,748
Yum China Holdings, Inc.	19,848	956,078
Yunnan Baiyao Group Co. Ltd., Class A	1,260	10,349
Yunnan Energy New Material Co. Ltd., Class A	900	3,944
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	8,816
Zhaojin Mining Industry Co. Ltd., Class H	11,548	16,296
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	17,319
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	10,741
Zhejiang Expressway Co. Ltd., Class H	16,432	11,827
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	4,169
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	5,681
Zhejiang Leapmotor Technology Co. Ltd. (m)*	4,442	18,616
Zhejiang NHU Co. Ltd., Class A	3,120	9,391
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	4,400	14,172
Zhongsheng Group Holdings Ltd.	7,277	13,080
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	16,002
Zijin Mining Group Co. Ltd., Class A	9,400	19,472
Zijin Mining Group Co. Ltd., Class H	46,361	84,405
ZTE Corp., Class A	2,900	16,051
ZTE Corp., Class H	5,230	16,397
ZTO Express Cayman, Inc.	3,720	72,468

		26,195,600

Colombia (1.1%)
Bancolombia SA	2,059	17,657
Bancolombia SA (Preference) (q)	6,094	48,774
Bancolombia SA (ADR)	24,594	774,957
Ecopetrol SA	542,658	210,015

		1,051,403

Czech Republic (0.9%)
CEZ A/S	1,836	72,224
Komercni Banka A/S	22,967	801,670

		873,894

Egypt (0.1%)
Commercial International Bank – Egypt (CIB)	20,487	31,633
Eastern Co. SAE	36,347	21,091

		52,724

Greece (0.3%)
Alpha Services and Holdings SA	18,515	31,012
Eurobank Ergasias Services and Holdings SA	20,982	48,467
Hellenic Telecommunications Organization SA	1,630	25,124
JUMBO SA	1,066	28,224
Metlen Energy & Metals SA	987	34,270
National Bank of Greece SA	6,874	54,543
OPAP SA	1,568	25,500
Piraeus Financial Holdings SA	9,215	36,750
Public Power Corp. SA	3,212	41,057

		324,947

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Hong Kong (0.0%)†
Orient Overseas International Ltd.	986	$14,612
Sino Biopharmaceutical Ltd.	84,712	34,903

		49,515

Hungary (0.2%)
MOL Hungarian Oil & Gas plc	3,803	26,140
OTP Bank Nyrt.	2,131	116,378
Richter Gedeon Nyrt.	1,130	29,592

		172,110

India (15.1%)
ABB India Ltd.	452	36,493
Adani Enterprises Ltd.	1,467	43,329
Adani Green Energy Ltd.*	2,560	31,119
Adani Ports & Special Economic Zone Ltd.	4,268	61,373
Adani Power Ltd.*	6,234	38,552
Alkem Laboratories Ltd.	361	23,756
Ambuja Cements Ltd.	4,814	30,128
APL Apollo Tubes Ltd.	1,471	26,945
Apollo Hospitals Enterprise Ltd.	813	69,287
Ashok Leyland Ltd.	12,751	32,841
Asian Paints Ltd.	3,435	91,532
Astral Ltd.	1,050	20,264
AU Small Finance Bank Ltd. (m)	3,155	20,604
Aurobindo Pharma Ltd.	2,672	41,650
Avenue Supermarts Ltd. (m)*	1,333	55,458
Axis Bank Ltd.	20,378	253,423
Bajaj Auto Ltd.	561	57,654
Bajaj Finance Ltd.	2,483	197,883
Bajaj Finserv Ltd.	3,952	72,385
Bajaj Holdings & Investment Ltd.	228	31,656
Balkrishna Industries Ltd.	625	21,244
Bank of Baroda	8,875	24,936
Bharat Electronics Ltd.	29,710	101,730
Bharat Forge Ltd.	2,069	31,405
Bharat Heavy Electricals Ltd.	9,087	24,348
Bharat Petroleum Corp. Ltd.	13,348	45,596
Bharti Airtel Ltd.	22,472	416,755
Bosch Ltd.	64	25,491
Britannia Industries Ltd.	876	48,732
BSE Ltd.	573	35,642
CG Power & Industrial Solutions Ltd.	5,242	44,574
Cholamandalam Investment and Finance Co. Ltd.	3,330	46,128
Cipla Ltd.	5,287	94,422
Coal India Ltd.	16,235	72,847
Colgate-Palmolive India Ltd.	1,111	34,787
Cummins India Ltd.	1,204	46,043
Dabur India Ltd.	5,000	29,610
Divi’s Laboratories Ltd.	1,073	76,436
Dixon Technologies India Ltd. (m)	289	60,546
DLF Ltd.	6,460	62,243
Dr Reddy’s Laboratories Ltd.	4,865	78,902
Eicher Motors Ltd.	1,105	62,235
GAIL India Ltd.	18,839	42,025
GMR Airports Ltd.*	21,002	19,272
Godrej Consumer Products Ltd.	3,305	41,771
Godrej Properties Ltd.*	1,011	32,905
Grasim Industries Ltd.	2,123	60,573
Havells India Ltd.	2,025	39,621
HCL Technologies Ltd.	8,243	184,610
HDFC Asset Management Co. Ltd. (m)	742	36,392
HDFC Bank Ltd.	48,759	1,009,679
HDFC Bank Ltd. (ADR)	10,605	677,235
HDFC Life Insurance Co. Ltd. (m)	9,843	70,942
Hero MotoCorp Ltd.	1,052	51,124
Hindalco Industries Ltd.	13,286	93,491
Hindustan Aeronautics Ltd. (m)	1,774	86,580
Hindustan Petroleum Corp. Ltd.	8,424	40,219
Hindustan Unilever Ltd.	7,085	192,559
ICICI Bank Ltd.	44,923	672,504
ICICI Bank Ltd. (ADR)	27,754	828,734
ICICI Lombard General Insurance Co. Ltd. (m)	1,944	40,594
ICICI Prudential Life Insurance Co. Ltd. (m)	2,904	22,212
IDFC First Bank Ltd.*	28,209	20,804
Indian Hotels Co. Ltd. (The), Class A	7,274	74,559
Indian Oil Corp. Ltd.	22,823	36,364
Indian Railway Catering & Tourism Corp. Ltd.	1,939	17,822
Indus Towers Ltd.*	10,660	42,558
IndusInd Bank Ltd.	2,542	28,508
Info Edge India Ltd.	573	58,076
Infosys Ltd.	28,691	630,028
InterGlobe Aviation Ltd. (m)*	1,506	80,112
ITC Ltd.	27,117	153,190
Jindal Stainless Ltd.	2,856	23,325
Jindal Steel & Power Ltd.	3,297	35,841
Jio Financial Services Ltd.*	26,609	92,837
JSW Energy Ltd.	3,031	22,752
JSW Steel Ltd.	5,842	61,515
Jubilant Foodworks Ltd.	3,199	26,832
Kalyan Jewellers India Ltd.	3,562	31,880
Kotak Mahindra Bank Ltd.	9,956	207,699
Larsen & Toubro Ltd.	6,137	258,605
LTIMindtree Ltd. (m)	765	49,913
Lupin Ltd.	1,767	48,620
Macrotech Developers Ltd. (m)	3,172	51,477
Mahindra & Mahindra Ltd.	8,321	292,267
Mankind Pharma Ltd.*	868	29,203
Marico Ltd.	4,174	31,178
Maruti Suzuki India Ltd.	1,104	140,020
Max Healthcare Institute Ltd.	6,705	88,353
Mphasis Ltd.	683	22,714
MRF Ltd.	20	30,517
Muthoot Finance Ltd.	1,044	26,049
Nestle India Ltd.	3,350	84,912
NHPC Ltd.	26,127	24,624
NMDC Ltd.	26,766	20,609
NTPC Ltd.	39,087	152,191
Oberoi Realty Ltd.	1,099	29,672
Oil & Natural Gas Corp. Ltd.	27,150	75,871
Oil India Ltd.	4,295	21,610
Oracle Financial Services Software Ltd.	191	28,533
Page Industries Ltd.	50	27,749
PB Fintech Ltd.*	2,543	62,640
Persistent Systems Ltd.	884	66,679
Petronet LNG Ltd.	6,061	24,509
Phoenix Mills Ltd. (The)	1,704	32,522
PI Industries Ltd.	613	26,390
Pidilite Industries Ltd.	1,232	41,793

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Polycab India Ltd.	398	$33,808
Power Finance Corp. Ltd.	12,146	63,629
Power Grid Corp. of India Ltd.	41,114	148,246
Prestige Estates Projects Ltd.	1,237	24,476
Punjab National Bank	19,156	22,997
Rail Vikas Nigam Ltd. (m)	4,590	22,662
REC Ltd.	10,919	63,858
Reliance Industries Ltd.	53,182	755,020
Samvardhana Motherson International Ltd.	23,500	42,853
SBI Life Insurance Co. Ltd. (m)	3,685	59,846
Shree Cement Ltd.	87	26,110
Shriram Finance Ltd.	2,489	83,995
Siemens Ltd.	769	58,708
Solar Industries India Ltd.	235	26,854
Sona Blw Precision Forgings Ltd. (m)	3,537	24,573
SRF Ltd.	1,198	31,316
State Bank of India	16,309	151,434
Sun Pharmaceutical Industries Ltd.	8,901	196,118
Sundaram Finance Ltd.	578	27,975
Supreme Industries Ltd.	552	30,307
Suzlon Energy Ltd.*	78,004	56,690
Tata Consultancy Services Ltd.	8,070	385,978
Tata Consumer Products Ltd.	5,807	62,042
Tata Elxsi Ltd.	277	21,990
Tata Motors Ltd.	17,107	147,894
Tata Power Co. Ltd. (The)	13,796	63,232
Tata Steel Ltd.	70,152	113,118
Tech Mahindra Ltd.	4,625	92,172
Titan Co. Ltd.	3,297	125,279
Torrent Pharmaceuticals Ltd.	821	32,222
Torrent Power Ltd.	1,458	25,306
Trent Ltd.	1,544	128,466
Tube Investments of India Ltd.	906	37,845
TVS Motor Co. Ltd.	2,080	57,543
UltraTech Cement Ltd.	980	130,795
United Spirits Ltd.	2,349	44,598
UPL Ltd.	3,943	23,074
Varun Beverages Ltd.	9,700	72,342
Vedanta Ltd.	11,664	60,552
Vodafone Idea Ltd.*	209,033	19,386
Voltas Ltd.	1,856	38,804
Wipro Ltd.	22,080	77,848
Yes Bank Ltd.*	153,764	35,184
Zomato Ltd.*	57,991	188,339
Zydus Lifesciences Ltd.	2,216	25,151

		14,358,583

Indonesia (2.2%)
Alamtri Resources Indonesia Tbk. PT	127,572	19,077
Amman Mineral Internasional PT*	57,619	30,234
Astra International Tbk. PT	183,159	55,642
Bank Central Asia Tbk. PT	482,549	289,467
Bank Mandiri Persero Tbk. PT	328,096	116,026
Bank Negara Indonesia Persero Tbk. PT	120,140	32,351
Bank Rakyat Indonesia Persero Tbk. PT	2,761,467	699,243
Chandra Asri Pacific Tbk. PT	67,504	31,467
Charoen Pokphand Indonesia Tbk. PT	64,683	19,108
GoTo Gojek Tokopedia Tbk. PT, Class A*	7,156,883	31,047
Indah Kiat Pulp & Paper Tbk. PT	22,387	9,445
Indofood CBP Sukses Makmur Tbk. PT	22,879	16,167
Indofood Sukses Makmur Tbk. PT	1,148,004	548,547
Kalbe Farma Tbk. PT	184,272	15,569
Merdeka Copper Gold Tbk. PT*	99,426	9,970
Sumber Alfaria Trijaya Tbk. PT	177,863	31,459
Telkom Indonesia Persero Tbk. PT	432,651	72,549
Unilever Indonesia Tbk. PT	67,686	7,930
United Tractors Tbk. PT	14,428	23,990

		2,059,288

Kuwait (0.5%)
Boubyan Bank KSCP	11,880	21,617
Gulf Bank KSCP	15,913	16,827
Kuwait Finance House KSCP	88,997	215,348
Mobile Telecommunications Co. KSCP	17,706	26,935
National Bank of Kuwait SAKP	73,812	214,517

		495,244

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	26,302

Malaysia (1.1%)
AMMB Holdings Bhd.	19,972	24,477
Axiata Group Bhd.	25,967	14,460
Celcomdigi Bhd.	39,934	32,329
CIMB Group Holdings Bhd.	64,788	118,811
Gamuda Bhd.	34,628	36,707
Genting Bhd.	16,499	14,243
Genting Malaysia Bhd.	15,802	7,987
Hong Leong Bank Bhd.	7,591	34,904
IHH Healthcare Bhd.	21,971	35,869
Inari Amertron Bhd.	22,380	15,315
IOI Corp. Bhd.	19,549	16,963
Kuala Lumpur Kepong Bhd.	3,372	16,440
Malayan Banking Bhd.	46,826	107,234
Malaysia Airports Holdings Bhd.	9,769	23,114
Maxis Bhd.	18,034	14,721
MISC Bhd.	10,465	17,787
MR DIY Group M Bhd. (m)	33,669	13,930
Nestle Malaysia Bhd.	550	12,298
Petronas Chemicals Group Bhd.	23,324	26,967
Petronas Dagangan Bhd.	3,152	13,619
Petronas Gas Bhd.	9,344	36,946
PPB Group Bhd.	4,905	13,602
Press Metal Aluminium Holdings Bhd.	30,517	33,441
Public Bank Bhd.	124,755	127,224
RHB Bank Bhd.	14,181	20,551
SD Guthrie Bhd.	17,851	19,761
Sime Darby Bhd.	29,543	15,592
Sunway Bhd.	22,652	24,265
Telekom Malaysia Bhd.	13,795	20,516
Tenaga Nasional Bhd.	23,207	77,538
YTL Corp. Bhd.	28,680	17,125
YTL Power International Bhd.	21,290	21,045

		1,025,781

Mexico (1.8%)
Alfa SAB de CV, Class A	31,445	22,667
America Movil SAB de CV	162,970	116,848
Arca Continental SAB de CV	4,520	37,401
Cemex SAB de CV	136,177	76,478
Coca-Cola Femsa SAB de CV	4,244	33,000
Fibra Uno Administracion SA de CV (REIT)	24,588	24,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Fomento Economico Mexicano SAB de CV	15,752	$134,403
Gruma SAB de CV, Class B	1,820	28,399
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,528	21,794
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	57,602
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	41,871
Grupo Bimbo SAB de CV, Class A (x)	12,149	32,250
Grupo Carso SAB de CV	4,856	26,908
Grupo Comercial Chedraui SA de CV (x)	2,734	16,458
Grupo Financiero Banorte SAB de CV, Class O	103,106	664,396
Grupo Financiero Inbursa SAB de CV, Class O*	19,184	39,967
Grupo Mexico SAB de CV	26,998	128,548
Industrias Penoles SAB de CV*	1,546	19,678
Operadora De Sites Mexicanos SAB de CV, Class A-1 (x)	22,263	13,101
Prologis Property Mexico SA de CV (REIT)	6,269	17,369
Southern Copper Corp.	825	75,182
Wal-Mart de Mexico SAB de CV	47,712	125,578

		1,754,296

Peru (0.1%)
Cia de Minas Buenaventura SAA (ADR)	2,366	27,256
Credicorp Ltd.	578	105,959

		133,215

Philippines (0.4%)
Ayala Corp.	3,097	32,034
Ayala Land, Inc.	63,229	28,459
Bank of the Philippine Islands	16,379	34,506
BDO Unibank, Inc.	18,767	46,497
International Container Terminal Services, Inc.	11,430	76,245
Manila Electric Co.	2,433	20,459
Metropolitan Bank & Trust Co.	15,777	19,556
SM Investments Corp.	2,687	41,673
SM Prime Holdings, Inc.	98,339	42,494
Universal Robina Corp.	8,243	11,244

		353,167

Poland (0.6%)
Alior Bank SA	831	17,319
Allegro.eu SA (m)*	5,040	33,067
Bank Polska Kasa Opieki SA	1,598	53,432
Budimex SA	116	13,106
CD Projekt SA	561	26,025
Dino Polska SA (m)*	396	37,378
KGHM Polska Miedz SA	1,393	38,865
LPP SA	9	33,921
mBank SA*	183	24,251
ORLEN SA	5,334	60,967
PGE Polska Grupa Energetyczna SA*	404	594
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	113,310
Powszechny Zaklad Ubezpieczen SA	5,218	57,959
Santander Bank Polska SA	306	33,910

		544,104

Qatar (0.6%)
Barwa Real Estate Co.	33,504	26,041
Commercial Bank PSQC (The)	25,888	30,929
Industries Qatar QSC	13,744	50,091
Masraf Al Rayan QSC	50,968	34,478
Mesaieed Petrochemical Holding Co.	46,863	19,242
Ooredoo QPSC	4,608	14,618
Qatar Electricity & Water Co. QSC	5,127	22,108
Qatar Fuel QSC	5,099	21,007
Qatar Gas Transport Co. Ltd.	27,866	31,754
Qatar International Islamic Bank QSC	8,410	25,177
Qatar Islamic Bank QPSC	15,864	93,066
Qatar National Bank QPSC	42,063	199,744

		568,255

Romania (0.0%)†
NEPI Rockcastle NV*	6,189	45,255

Russia (0.0%)
Gazprom PJSC (r)*	80,604	—
GMK Norilskiy Nickel PAO (ADR) (r)*	4,277	—
LUKOIL PJSC (r)*	2,799	—
Magnit PJSC (r)*	1,475	—
Mobile TeleSystems PJSC (r)*	26,722	—
Novatek PJSC (GDR) (m)(r)*	780	—
Novolipetsk Steel PJSC (r)*	12,566	—
PhosAgro PJSC (GDR) (m)(r)*	4,890	—
Rosneft Oil Co. PJSC (r)*	8,744	—
Sberbank of Russia PJSC (r)*	73,260	—
Severstal PAO (GDR) (m)(r)*	1,815	—
Surgutneftegas PJSC (ADR) (r)*	7,330	—
Tatneft PJSC (ADR) (r)*	1,723	—
VTB Bank PJSC (r)*	22,126	—

		—

Saudi Arabia (2.9%)
ACWA Power Co.	1,270	135,673
Ades Holding Co.	3,523	16,277
Al Rajhi Bank	17,049	429,242
Alinma Bank	10,656	82,102
Almarai Co. JSC	4,437	67,541
Arab National Bank	7,829	43,923
Arabian Internet & Communications Services Co.	209	15,018
Bank AlBilad	5,327	55,363
Bank Al-Jazira*	4,403	21,913
Banque Saudi Fransi	10,652	44,905
Bupa Arabia for Cooperative Insurance Co.	718	39,556
Co. for Cooperative Insurance (The)	639	25,102
Dallah Healthcare Co.	379	15,130
Dar Al Arkan Real Estate Development Co.*	4,570	18,366
Dr Sulaiman Al Habib Medical Services Group Co.	761	56,790
Elm Co.	209	62,020
Etihad Etisalat Co.	3,282	46,644
Jarir Marketing Co.	5,115	17,234
Mobile Telecommunications Co. Saudi Arabia	6,326	17,274
Mouwasat Medical Services Co.	852	19,297
Nahdi Medical Co.	493	15,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Power & Water Utility Co. for Jubail & Yanbu	928	$13,534
Riyad Bank	12,787	97,330
SABIC Agri-Nutrients Co.	2,029	59,940
Sahara International Petrochemical Co.	3,126	20,699
SAL Saudi Logistics Services	259	17,412
Saudi Arabian Mining Co.*	11,240	150,469
Saudi Arabian Oil Co. (m)	50,152	374,398
Saudi Aramco Base Oil Co.	440	13,092
Saudi Awwal Bank	8,758	78,434
Saudi Basic Industries Corp.	7,829	139,603
Saudi Electricity Co.	7,249	32,605
Saudi Industrial Investment Group	3,261	14,494
Saudi National Bank (The)	25,574	227,330
Saudi Research & Media Group*	313	22,908
Saudi Tadawul Group Holding Co.	418	24,118
Saudi Telecom Co.	17,397	185,203
Yanbu National Petrochemical Co.	2,398	24,124

		2,740,493

South Africa (2.9%)
Absa Group Ltd.	7,635	76,770
Anglo American Platinum Ltd.	507	15,286
Aspen Pharmacare Holdings Ltd.	4,119	35,982
Bid Corp. Ltd.	3,037	69,293
Bidvest Group Ltd.	2,950	41,217
Capitec Bank Holdings Ltd.	746	123,904
Clicks Group Ltd.	1,829	36,161
Discovery Ltd.	3,986	41,139
FirstRand Ltd.	223,324	898,917
Gold Fields Ltd.	7,581	99,265
Harmony Gold Mining Co. Ltd.	4,617	36,865
Impala Platinum Holdings Ltd.*	7,991	37,158
MTN Group Ltd.	17,059	83,156
Naspers Ltd., Class N	1,462	323,309
Nedbank Group Ltd.	4,331	64,653
Ninety One Ltd.	167,567	307,585
Old Mutual Ltd.	35,801	23,733
OUTsurance Group Ltd.	7,360	25,936
Pepkor Holdings Ltd. (m)	21,278	32,642
Remgro Ltd.	3,981	32,719
Sanlam Ltd.	18,533	85,323
Sasol Ltd.	4,588	20,245
Shoprite Holdings Ltd.	4,620	72,098
Sibanye Stillwater Ltd.*	27,853	22,110
Standard Bank Group Ltd.	11,505	135,198
Vodacom Group Ltd.	6,142	32,989
Woolworths Holdings Ltd. (x)	7,787	25,728

		2,799,381

South Korea (8.2%)
Alteogen, Inc.*	345	72,611
Amorepacific Corp.*	217	15,454
Celltrion, Inc.	1,430	182,275
CJ CheilJedang Corp.	56	9,725
CJ Corp.	3,055	204,466
Cosmax, Inc.*	8,671	878,459
Coway Co. Ltd.*	373	16,954
DB Insurance Co. Ltd.	311	21,584
Doosan Bobcat, Inc.	386	10,908
Doosan Enerbility Co. Ltd.*	4,199	49,578
Ecopro BM Co. Ltd.*	452	33,457
Ecopro Co. Ltd.*	865	33,490
Enchem Co. Ltd.*	97	8,642
GS Holdings Corp.*	417	11,095
Hana Financial Group, Inc.	2,776	106,430
Hankook Tire & Technology Co. Ltd.*	502	13,103
Hanmi Pharm Co. Ltd.	63	12,012
Hanmi Semiconductor Co. Ltd.	421	23,316
Hanwha Aerospace Co. Ltd.*	275	60,751
Hanwha Ocean Co. Ltd.*	855	21,449
HD Hyundai Co. Ltd.	320	17,222
HD Hyundai Electric Co. Ltd.	188	48,026
HD Hyundai Heavy Industries Co. Ltd.*	144	28,132
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	372	57,647
HLB, Inc.*	1,119	55,093
HMM Co. Ltd.*	2,351	28,077
HYBE Co. Ltd.*	224	29,450
Hyundai Glovis Co. Ltd.	254	20,253
Hyundai Mobis Co. Ltd.	515	82,755
Hyundai Motor Co.	1,196	172,362
Hyundai Motor Co. (Preference) (Korea Stock Exchange) (q)	246	26,083
Hyundai Motor Co. (Preference) (OTC US Exchange) (q)	166	17,216
Hyundai Rotem Co. Ltd.*	660	22,198
Industrial Bank of Korea	1,761	17,149
Kakao Corp.	2,876	74,664
KakaoBank Corp.*	1,644	23,329
KB Financial Group, Inc.	3,228	182,890
Kia Corp.	2,302	156,442
Korea Aerospace Industries Ltd.*	507	18,886
Korea Electric Power Corp.*	2,726	37,141
Korea Investment Holdings Co. Ltd.*	282	13,668
Korea Zinc Co. Ltd.	73	49,767
Korean Air Lines Co. Ltd.*	1,982	30,440
Krafton, Inc.*	251	53,305
KT&G Corp.	899	65,110
Kumho Petrochemical Co. Ltd.*	123	7,523
L&F Co. Ltd.*	200	10,861
LG Chem Ltd.*	450	76,474
LG Chem Ltd. (Preference) (q)*	55	5,937
LG Corp.*	944	46,196
LG Display Co. Ltd.*	2,065	12,708
LG Electronics, Inc.	1,095	61,735
LG Energy Solution Ltd.*	406	95,226
LG H&H Co. Ltd.*	80	16,577
LG Innotek Co. Ltd.*	96	10,469
LG Uplus Corp.	1,446	10,149
Lotte Chemical Corp.	200	8,129
Meritz Financial Group, Inc.*	1,061	74,596
Mirae Asset Securities Co. Ltd.	1,943	10,529
NAVER Corp.*	1,195	161,522
Orion Corp.*	161	11,201
Posco DX Co. Ltd.	470	6,018
POSCO Future M Co. Ltd.	267	25,502
POSCO Holdings, Inc.	651	112,599
Posco International Corp.	468	12,518
Samsung Biologics Co. Ltd. (m)*	162	104,477
Samsung C&T Corp.*	707	54,846
Samsung E&A Co. Ltd.*	1,058	11,904
Samsung Electro-Mechanics Co. Ltd.*	486	40,563

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Samsung Electronics Co. Ltd.	63,729	$2,304,735
Samsung Electronics Co. Ltd. (Preference) (q)	7,495	225,177
Samsung Fire & Marine Insurance Co. Ltd.	264	64,348
Samsung Heavy Industries Co. Ltd.*	5,732	44,022
Samsung Life Insurance Co. Ltd.*	603	38,676
Samsung SDI Co. Ltd.*	501	84,295
Samsung SDS Co. Ltd.*	334	29,000
Shinhan Financial Group Co. Ltd.	4,230	136,004
SK Biopharmaceuticals Co. Ltd.*	274	20,693
SK Bioscience Co. Ltd.*	456	15,510
SK Hynix, Inc.	4,871	562,397
SK Innovation Co. Ltd.*	598	45,528
SK Square Co. Ltd.*	912	48,421
SK, Inc.	283	25,299
SKC Co. Ltd.*	48	3,385
S-Oil Corp.	304	11,317
Woori Financial Group, Inc.	5,542	57,650
Yuhan Corp.*	494	39,798

		7,857,578

Taiwan (22.8%)
Accton Technology Corp.	5,128	120,909
Acer, Inc.	32,515	39,473
Advantech Co. Ltd.	4,455	47,085
Alchip Technologies Ltd.	655	65,531
ASE Technology Holding Co. Ltd.	297,021	1,467,688
Asia Cement Corp.	15,725	19,378
Asia Vital Components Co. Ltd.	2,825	53,683
Asustek Computer, Inc.	6,027	113,244
AUO Corp.*	66,949	29,917
Catcher Technology Co. Ltd.	4,883	28,895
Cathay Financial Holding Co. Ltd.	82,317	171,491
Chailease Holding Co. Ltd.	15,883	54,745
Chang Hwa Commercial Bank Ltd.	48,382	26,342
Cheng Shin Rubber Industry Co. Ltd.	13,228	19,791
China Steel Corp.	107,475	64,417
Chunghwa Telecom Co. Ltd.	33,116	124,749
Compal Electronics, Inc.	47,199	54,204
CTBC Financial Holding Co. Ltd.	137,717	164,246
Delta Electronics, Inc.	17,744	233,000
E Ink Holdings, Inc.	6,857	57,099
E.Sun Financial Holding Co. Ltd.	128,238	105,416
Eclat Textile Co. Ltd.	1,360	21,115
eMemory Technology, Inc.	490	50,144
Eva Airways Corp.	20,580	27,840
Evergreen Marine Corp. Taiwan Ltd.	7,982	54,780
Far Eastern New Century Corp.	34,411	33,168
Far EasTone Telecommunications Co. Ltd.	16,092	43,881
Feng TAY Enterprise Co. Ltd.	86,120	349,371
First Financial Holding Co. Ltd.	102,685	84,881
Formosa Chemicals & Fibre Corp.	33,062	27,531
Formosa Plastics Corp.	32,974	35,705
Fortune Electric Co. Ltd.	1,120	19,234
Fubon Financial Holding Co. Ltd.	75,912	209,088
Gigabyte Technology Co. Ltd.	4,417	36,714
Global Unichip Corp.	752	31,195
Globalwafers Co. Ltd.	2,457	28,591
Hon Hai Precision Industry Co. Ltd.	263,535	1,479,066
Hotai Motor Co. Ltd.	2,895	54,660
Hua Nan Financial Holdings Co. Ltd.	79,428	63,354
Innolux Corp.*	70,356	30,795
International Games System Co. Ltd.	2,068	61,439
Inventec Corp.	19,884	30,386
Jentech Precision Industrial Co. Ltd.	729	33,910
KGI Financial Holding Co. Ltd.	126,808	66,528
Largan Precision Co. Ltd.	926	75,556
Lite-On Technology Corp.	17,592	53,391
MediaTek, Inc.	50,558	2,182,116
Mega Financial Holding Co. Ltd.	107,652	127,076
Micro-Star International Co. Ltd.	161,015	901,226
Nan Ya Plastics Corp.	47,296	43,135
Nanya Technology Corp.*	8,913	7,952
Novatek Microelectronics Corp.	4,946	75,734
Pegatron Corp.	15,898	44,565
PharmaEssentia Corp.*	1,651	30,971
Pou Chen Corp.	19,084	21,480
President Chain Store Corp.	5,487	44,017
Quanta Computer, Inc.	23,573	206,361
Realtek Semiconductor Corp.	4,073	70,566
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	41,271
Shin Kong Financial Holding Co. Ltd.*	136,202	49,023
SinoPac Financial Holdings Co. Ltd.	100,902	70,480
Synnex Technology International Corp.	9,642	20,822
Taishin Financial Holding Co. Ltd.	98,204	52,121
Taiwan Business Bank	58,683	26,581
Taiwan Cooperative Financial Holding Co. Ltd.	88,837	65,846
Taiwan Mobile Co. Ltd.	15,213	52,667
Taiwan Semiconductor Manufacturing Co. Ltd.	308,731	10,123,254
TCC Group Holdings Co. Ltd.	60,564	58,561
Unimicron Technology Corp.	11,840	50,922
Uni-President Enterprises Corp.	262,419	647,553
United Microelectronics Corp.	101,617	133,435
Vanguard International Semiconductor Corp.	8,530	25,992
Voltronic Power Technology Corp.	748	42,437
Walsin Lihwa Corp.	28,451	20,567
Wan Hai Lines Ltd.	6,967	17,235
Wistron Corp.	22,536	71,489
Wiwynn Corp.	970	77,518
WPG Holdings Ltd.	12,093	25,230
Yageo Corp.	3,790	62,541
Yang Ming Marine Transport Corp.	15,133	34,942
Yuanta Financial Holding Co. Ltd.	89,059	92,361
Zhen Ding Technology Holding Ltd.	5,748	21,039

		21,702,712

Thailand (2.0%)
Advanced Info Service PCL	10,424	87,746
Airports of Thailand PCL	37,552	65,379
Bangkok Dusit Medical Services PCL, Class F	97,473	69,949
Bumrungrad Hospital PCL	5,224	30,411
Central Pattana PCL	17,696	29,582
Charoen Pokphand Foods PCL	33,954	22,684
CP ALL PCL	51,162	83,389
Delta Electronics Thailand PCL	27,324	121,306
Gulf Energy Development PCL	25,702	44,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Intouch Holdings PCL, Class F	8,372	$23,769
Kasikornbank PCL	109,190	497,491
Minor International PCL	27,972	21,259
PTT Exploration & Production PCL	154,478	537,338
PTT Global Chemical PCL (x)	171,400	122,649
PTT PCL	87,053	80,942
SCB X PCL	7,376	25,311
Siam Cement PCL (The)	6,834	33,672
True Corp. PCL*	90,825	28,768

		1,926,424

Turkiye (0.5%)
Akbank TAS	25,213	46,225
Aselsan Elektronik Sanayi ve Ticaret A/S	11,792	24,170
BIM Birlesik Magazalar A/S	5,030	75,155
Coca-Cola Icecek A/S	9,185	15,567
Eregli Demir ve Celik Fabrikalari TAS	22,628	15,609
Haci Omer Sabanci Holding A/S	8,743	23,729
KOC Holding A/S	6,608	33,366
Pegasus Hava Tasimaciligi A/S*	2,820	16,982
Sasa Polyester Sanayi A/S*	220,127	25,329
Turk Hava Yollari AO*	4,461	35,439
Turkcell Iletisim Hizmetleri A/S	11,528	30,245
Turkiye Is Bankasi A/S, Class C	70,706	27,066
Turkiye Petrol Rafinerileri A/S	7,175	28,784
Turkiye Sise ve Cam Fabrikalari A/S	11,139	13,075
Yapi ve Kredi Bankasi A/S	30,053	26,016

		436,757

United Arab Emirates (0.9%)
Abu Dhabi Commercial Bank PJSC	25,127	71,282
Abu Dhabi Islamic Bank PJSC	12,467	46,908
Abu Dhabi National Oil Co. for Distribution PJSC	26,817	25,700
ADNOC Drilling Co. PJSC	29,255	42,452
Aldar Properties PJSC	33,061	69,127
Americana Restaurants International plc – Foreign Co.	22,450	13,508
Dubai Islamic Bank PJSC	24,854	47,975
Emaar Properties PJSC	56,887	199,017
Emirates NBD Bank PJSC	16,262	94,967
Emirates Telecommunications Group Co. PJSC	32,256	143,319
First Abu Dhabi Bank PJSC	38,158	142,740
Multiply Group PJSC*	620	349

		897,344

United Kingdom (0.1%)
Anglogold Ashanti plc	4,104	91,556

United States (0.1%)
JBS SA	6,207	36,582
Legend Biotech Corp. (ADR)*	645	20,988

		57,570

Total Common Stocks (98.6%) (Cost $92,474,969)		94,003,648

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	20,000	$20,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	20,000	20,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	562,745	562,745
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	330,054	330,186

Total Investment Companies		932,931

Total Short-Term Investments (1.0%) (Cost $932,931)		932,931

Total Investments in Securities (99.6%) (Cost $93,407,900)		94,936,579
Other Assets Less Liabilities (0.4%)		415,710

Net Assets (100%)		$95,352,289

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $4,945,940 or 5.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $714,652. This was collateralized by $167,979 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 1/28/25 - 8/15/54 and by cash of $602,745 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	17	3/2025	USD	912,730	(29,135)

					(29,135)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$1,845,408	$2,800,203	$—		$4,645,611
Chile	481,588	282,951	—		764,539
China	2,352,758	23,838,708	4,134		26,195,600
Colombia	774,957	276,446	—		1,051,403
Czech Republic	—	873,894	—		873,894
Egypt	—	52,724	—		52,724
Greece	—	324,947	—		324,947
Hong Kong	—	49,515	—		49,515
Hungary	—	172,110	—		172,110
India	1,505,969	12,852,614	—		14,358,583
Indonesia	—	2,059,288	—		2,059,288
Kuwait	—	495,244	—		495,244
Luxembourg	—	26,302	—		26,302
Malaysia	—	1,025,781	—		1,025,781
Mexico	1,754,296	—	—		1,754,296
Peru	133,215	—	—		133,215
Philippines	—	353,167	—		353,167
Poland	—	544,104	—		544,104
Qatar	—	568,255	—		568,255
Romania	—	45,255	—		45,255
Russia	—	—	—	(a)	—(a	)
Saudi Arabia	—	2,740,493	—		2,740,493
South Africa	—	2,799,381	—		2,799,381
South Korea	—	7,857,578	—		7,857,578
Taiwan	—	21,702,712	—		21,702,712
Thailand	—	1,926,424	—		1,926,424
Turkiye	—	436,757	—		436,757
United Arab Emirates	—	897,344	—		897,344
United Kingdom	—	91,556	—		91,556
United States	20,988	36,582	—		57,570
Short-Term Investments
Investment Companies	932,931	—	—		932,931

Total Assets	$9,802,110	$85,130,335	$4,134		$94,936,579

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Futures	$(29,135)	$—	$—	$(29,135)

Total Liabilities	$(29,135)	$—	$—	$(29,135)

Total	$9,772,975	$85,130,335	$4,134	$94,907,444

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(29,135	)*

Total		$(29,135)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(682)	$(682)
Equity contracts	68,398	—	68,398

Total	$68,398	$(682)	$67,716

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(71,838)	$(71,838)

Total	$(71,838)	$(71,838)

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$747,000
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$73,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,105,401
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,792,424

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,206,249
Aggregate gross unrealized depreciation	(16,628,149)

Net unrealized appreciation	$578,100

Federal income tax cost of investments in securities and derivative instruments, if applicable	$94,329,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $93,407,900)	$94,936,579
Cash	1,299,379
Foreign cash (Cost $84,823)	81,534
Cash held as collateral at broker for futures	27,754
Dividends, interest and other receivables	204,626
Receivable for Portfolio shares sold	59,484
Securities lending income receivable	966
Other assets	409

Total assets	96,610,731

LIABILITIES
Payable for return of collateral on securities loaned	602,745
Accrued India taxes	471,035
Payable for Portfolio shares repurchased	27,154
Investment management fees payable	21,016
Distribution fees payable – Class IB	10,371
Administrative fees payable	10,192
Due to broker for futures variation margin	2,720
Accrued expenses	113,209

Total liabilities	1,258,442

Commitments and contingent liabilities^
NET ASSETS	$95,352,289

Net assets were comprised of:
Paid in capital	$98,571,588
Total distributable earnings (loss)	(3,219,299)

Net assets	$95,352,289

Class IB
Net asset value, offering and redemption price per share, $48,547,793 / 5,430,233 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.94

Class K
Net asset value, offering and redemption price per share, $46,804,496 / 5,234,170 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.94

(x)	Includes value of securities on loan of $714,652.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $353,284 foreign withholding tax)	$2,723,021
Interest	55,213
Securities lending (net)	9,499

Total income	2,787,733

EXPENSES
Investment management fees	658,931
Custodian fees	229,200
Distribution fees – Class IB	120,276
Administrative fees	118,280
Professional fees	94,249
Printing and mailing expenses	19,833
Trustees’ fees	3,026
Miscellaneous	13,177

Gross expenses	1,256,972
Less: Waiver from investment manager	(242,388)

Net expenses	1,014,584

NET INVESTMENT INCOME (LOSS)	1,773,149

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $296 on realized gain on investments)	(2,104,521)
Futures contracts	68,398
Forward foreign currency contracts	(682)
Foreign currency transactions	(20,893)

Net realized gain (loss)	(2,057,698)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $289,814 on unrealized appreciation on investments)	4,148,046
Futures contracts	(71,838)
Foreign currency translations	(7,909)

Net change in unrealized appreciation (depreciation)	4,068,299

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,010,601

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,783,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,773,149	$1,729,877
Net realized gain (loss)	(2,057,698)	(964,977)
Net change in unrealized appreciation (depreciation)	4,068,299	7,445,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,783,750	8,210,378

Distributions to shareholders:
Class IB	(1,044,027)	(1,115,654)
Class K	(1,130,054)	(1,091,537)

Total distributions to shareholders	(2,174,081)	(2,207,191)

Tax return of capital:
Class IB	(9,409)	—
Class K	(10,185)	—

Total tax return of capital	(19,594)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 937,794 and 1,140,015 shares, respectively ]	8,493,385	9,747,691
Capital shares issued in reinvestment of dividends [ 113,964 and 131,567 shares, respectively ]	1,053,436	1,115,654
Capital shares repurchased [ (964,294) and (682,891) shares, respectively ]	(8,727,087)	(5,808,477)

Total Class IB transactions	819,734	5,054,868

Class K
Capital shares sold [ 826,464 and 332,181 shares, respectively ]	7,438,224	2,829,858
Capital shares issued in reinvestment of dividends [ 123,405 and 128,658 shares, respectively ]	1,140,239	1,091,537
Capital shares repurchased [ (455,521) and (359,615) shares, respectively ]	(4,206,807)	(3,069,545)

Total Class K transactions	4,371,656	851,850

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,191,390	5,906,718

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,781,465	11,909,905
NET ASSETS:
Beginning of year	88,570,824	76,660,919

End of year	$95,352,289	$88,570,824

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.78	$8.16	$10.68	$11.16	$10.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.17	0.21	0.13	0.08	(aa)
Net realized and unrealized gain (loss)	0.20	0.67	(2.09)	(0.19)	1.30

Total from investment operations	0.36	0.84	(1.88)	(0.06)	1.38

Less distributions:
Dividends from net investment income	(0.20)	(0.22)	(0.19)	(0.14)	(0.11)
Distributions from net realized gains	—	—	(0.45)	(0.28)	(0.13)
Return of capital	— #	—	—	—	—

Total dividends and distributions	(0.20)	(0.22)	(0.64)	(0.42)	(0.24)

Net asset value, end of year	$8.94	$8.78	$8.16	$10.68	$11.16

Total return	4.01%	10.34%	(17.63)%	(0.55)%	14.10%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$48,548	$46,929	$38,799	$41,915	$32,396
Ratio of expenses to average net assets:
After waivers (f)	1.20%	1.20%	1.20%	1.20%	1.20%
Before waivers (f)	1.46%	1.47%	1.48%	1.26%	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.76%	1.98%	2.29%	1.13%	0.84	%(bb)
Before waivers (f)	1.50%	1.71%	2.01%	1.07%	0.65	%(bb)
Portfolio turnover rate^	8%	5%	73%	13%	29%
	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.79	$8.16	$10.68	$11.16	$10.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.19	0.24	0.15	0.10	(aa)
Net realized and unrealized gain (loss)	0.19	0.68	(2.09)	(0.19)	1.30

Total from investment operations	0.37	0.87	(1.85)	(0.04)	1.40

Less distributions:
Dividends from net investment income	(0.22)	(0.24)	(0.22)	(0.16)	(0.13)
Distributions from net realized gains	—	—	(0.45)	(0.28)	(0.13)
Return of capital	— #	—	—	—	—

Total dividends and distributions	(0.22)	(0.24)	(0.67)	(0.44)	(0.26)

Net asset value, end of year	$8.94	$8.79	$8.16	$10.68	$11.16

Total return	4.16%	10.73%	(17.43)%	(0.31)%	14.33%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$46,804	$41,642	$37,862	$37,195	$42,272
Ratio of expenses to average net assets:
After waivers (f)	0.95%	0.95%	0.95%	0.95%	0.95%
Before waivers (f)	1.21%	1.21%	1.24%	1.01%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.01%	2.24%	2.57%	1.26%	1.04	%(bb)
Before waivers (f)	1.76%	1.97%	2.28%	1.20%	0.85	%(bb)
Portfolio turnover rate^	8%	5%	73%	13%	29%
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.07 and $0.09 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	1,534,251	$34,934,895
Verizon Communications, Inc.	900,120	35,995,799

		70,930,694

Entertainment (1.4%)
Electronic Arts, Inc.	51,033	7,466,128
Live Nation Entertainment, Inc.*	33,529	4,342,006
Netflix, Inc.*	91,401	81,467,539
Take-Two Interactive Software, Inc.*	34,925	6,428,994
Walt Disney Co. (The)	387,223	43,117,281
Warner Bros Discovery, Inc.*	477,337	5,045,452

		147,867,400

Interactive Media & Services (6.5%)
Alphabet, Inc., Class A	1,249,375	236,506,688
Alphabet, Inc., Class C	1,017,641	193,799,552
Match Group, Inc.*	53,689	1,756,167
Meta Platforms, Inc., Class A	466,137	272,927,875

		704,990,282

Media (0.5%)
Charter Communications, Inc., Class A*	20,675	7,086,770
Comcast Corp., Class A	816,188	30,631,536
Fox Corp., Class A	47,288	2,297,251
Fox Corp., Class B	28,209	1,290,280
Interpublic Group of Cos., Inc. (The)	79,651	2,231,821
News Corp., Class A	81,019	2,231,263
News Corp., Class B(x)	23,941	728,524
Omnicom Group, Inc.	42,051	3,618,068
Paramount Global, Class B	127,216	1,330,679

		51,446,192

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	104,219	23,004,260

Total Communication Services		998,238,828

Consumer Discretionary (11.1%)
Automobile Components (0.1%)
Aptiv plc*	50,256	3,039,483
BorgWarner, Inc.	46,763	1,486,596

		4,526,079

Automobiles (2.4%)
Ford Motor Co.	834,649	8,263,025
General Motors Co.	235,120	12,524,842
Tesla, Inc.*	597,158	241,156,287

		261,944,154

Broadline Retail (4.1%)
Amazon.com, Inc.*	2,001,044	439,009,043
eBay, Inc.	102,422	6,345,043

		445,354,086

Distributors (0.1%)
Genuine Parts Co.	29,729	3,471,158
LKQ Corp.	55,586	2,042,785
Pool Corp.	8,137	2,774,229

		8,288,172

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	92,560	12,163,310
Booking Holdings, Inc.	7,077	35,161,508
Caesars Entertainment, Inc.*	45,433	1,518,371
Carnival Corp.*	222,110	5,534,981
Chipotle Mexican Grill, Inc.*	291,355	17,568,706
Darden Restaurants, Inc.	25,124	4,690,400
Domino’s Pizza, Inc.	7,384	3,099,508
Expedia Group, Inc.*	26,263	4,893,585
Hilton Worldwide Holdings, Inc.	52,126	12,883,462
Las Vegas Sands Corp.	74,413	3,821,852
Marriott International, Inc., Class A	49,319	13,757,042
McDonald’s Corp.	153,231	44,420,135
MGM Resorts International*	48,385	1,676,540
Norwegian Cruise Line Holdings Ltd.*	94,020	2,419,135
Royal Caribbean Cruises Ltd.	52,893	12,201,886
Starbucks Corp.	242,370	22,116,262
Wynn Resorts Ltd.	19,781	1,704,331
Yum! Brands, Inc.	59,672	8,005,595

		207,636,609

Household Durables (0.3%)
DR Horton, Inc.	62,356	8,718,616
Garmin Ltd.	32,848	6,775,228
Lennar Corp., Class A	51,063	6,963,461
Mohawk Industries, Inc.*	11,202	1,334,494
NVR, Inc.*	655	5,357,180
PulteGroup, Inc.	43,851	4,775,374

		33,924,353

Leisure Products (0.0%)†
Hasbro, Inc.	28,039	1,567,661

Specialty Retail (1.8%)
AutoZone, Inc.*	3,614	11,572,028
Best Buy Co., Inc.	41,781	3,584,810
CarMax, Inc.*	33,126	2,708,382
Home Depot, Inc. (The)	212,390	82,617,586
Lowe’s Cos., Inc.	121,301	29,937,087
O’Reilly Automotive, Inc.*	12,344	14,637,515
Ross Stores, Inc.	70,939	10,730,943
TJX Cos., Inc. (The)	241,167	29,135,385
Tractor Supply Co.	114,224	6,060,725
Ulta Beauty, Inc.*	10,074	4,381,485

		195,365,946

Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp.*	32,485	6,597,379
Lululemon Athletica, Inc.*	24,152	9,235,966
NIKE, Inc., Class B	254,579	19,263,993
Ralph Lauren Corp.	8,599	1,986,197
Tapestry, Inc.	49,829	3,255,328

		40,338,863

Total Consumer Discretionary		1,198,945,923

Consumer Staples (5.5%)
Beverages (1.1%)
Brown-Forman Corp., Class B	38,942	1,479,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	829,000	$51,613,540
Constellation Brands, Inc., Class A	33,382	7,377,422
Keurig Dr Pepper, Inc.	240,735	7,732,408
Molson Coors Beverage Co., Class B	37,349	2,140,845
Monster Beverage Corp.*	149,723	7,869,441
PepsiCo, Inc.	293,364	44,608,930

		122,821,603

Consumer Staples Distribution & Retail (2.0%)
Costco Wholesale Corp.	94,740	86,807,420
Dollar General Corp.	47,023	3,565,284
Dollar Tree, Inc.*	43,212	3,238,307
Kroger Co. (The)	142,323	8,703,051
Sysco Corp.	105,036	8,031,053
Target Corp.	98,503	13,315,636
Walgreens Boots Alliance, Inc.(x)	153,447	1,431,660
Walmart, Inc.	928,137	83,857,178

		208,949,589

Food Products (0.6%)
Archer-Daniels-Midland Co.	102,238	5,165,064
Bunge Global SA	29,856	2,321,603
Campbell’s Co. (The)	42,001	1,759,002
Conagra Brands, Inc.	102,053	2,831,971
General Mills, Inc.	118,706	7,569,882
Hershey Co. (The)	31,591	5,349,936
Hormel Foods Corp.	62,144	1,949,457
J M Smucker Co. (The)	22,752	2,505,450
Kellanova	57,490	4,654,965
Kraft Heinz Co. (The)	188,742	5,796,267
Lamb Weston Holdings, Inc.	30,491	2,037,713
McCormick & Co., Inc. (Non-Voting)	53,925	4,111,242
Mondelez International, Inc., Class A	285,925	17,078,300
Tyson Foods, Inc., Class A	61,123	3,510,905

		66,641,757

Household Products (1.1%)
Church & Dwight Co., Inc.	52,387	5,485,443
Clorox Co. (The)	26,467	4,298,506
Colgate-Palmolive Co.	174,697	15,881,704
Kimberly-Clark Corp.	71,307	9,344,069
Procter & Gamble Co. (The)	503,565	84,422,672

		119,432,394

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	49,914	3,742,552
Kenvue, Inc.	409,956	8,752,560

		12,495,112

Tobacco (0.6%)
Altria Group, Inc.	362,392	18,949,478
Philip Morris International, Inc.	332,461	40,011,681

		58,961,159

Total Consumer Staples		589,301,614

Energy (3.1%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	211,585	8,679,217
Halliburton Co.	187,845	5,107,505
Schlumberger NV	301,953	11,576,878

		25,363,600

Oil, Gas & Consumable Fuels (2.9%)
APA Corp.	79,104	1,826,511
Chevron Corp.	357,363	51,760,457
ConocoPhillips	276,593	27,429,728
Coterra Energy, Inc.	157,506	4,022,703
Devon Energy Corp.	140,461	4,597,289
Diamondback Energy, Inc.	39,958	6,546,319
EOG Resources, Inc.	120,265	14,742,084
EQT Corp.	127,585	5,882,944
Exxon Mobil Corp.#	939,778	101,091,919
Hess Corp.	59,098	7,860,625
Kinder Morgan, Inc.	413,285	11,324,009
Marathon Petroleum Corp.	68,721	9,586,580
Occidental Petroleum Corp.	144,461	7,137,818
ONEOK, Inc.	124,913	12,541,265
Phillips 66	88,307	10,060,817
Targa Resources Corp.	46,627	8,322,920
Texas Pacific Land Corp.	4,028	4,454,807
Valero Energy Corp.	67,694	8,298,607
Williams Cos., Inc. (The)	260,654	14,106,594

		311,593,996

Total Energy		336,957,596

Financials (13.5%)
Banks (3.4%)
Bank of America Corp.	1,427,363	62,732,604
Citigroup, Inc.	404,398	28,465,575
Citizens Financial Group, Inc.	94,233	4,123,636
Fifth Third Bancorp	143,378	6,062,022
Huntington Bancshares, Inc.	310,646	5,054,210
JPMorgan Chase & Co.	601,988	144,302,544
KeyCorp	211,953	3,632,874
M&T Bank Corp.	35,478	6,670,219
PNC Financial Services Group, Inc. (The)	84,842	16,361,780
Regions Financial Corp.	194,337	4,570,806
Truist Financial Corp.	283,856	12,313,673
US Bancorp	333,573	15,954,797
Wells Fargo & Co.	711,926	50,005,682

		360,250,422

Capital Markets (3.1%)
Ameriprise Financial, Inc.	20,744	11,044,728
Bank of New York Mellon Corp. (The)	155,467	11,944,530
Blackrock, Inc.	31,130	31,911,674
Blackstone, Inc.	154,382	26,618,544
Cboe Global Markets, Inc.	22,384	4,373,834
Charles Schwab Corp. (The)	319,649	23,657,222
CME Group, Inc.	77,054	17,894,250
FactSet Research Systems, Inc.	8,123	3,901,314
Franklin Resources, Inc.	66,064	1,340,439
Goldman Sachs Group, Inc. (The)	67,122	38,435,400
Intercontinental Exchange, Inc.	122,773	18,294,405

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Invesco Ltd.	96,101	$1,679,845
KKR & Co., Inc.	144,343	21,349,773
MarketAxess Holdings, Inc.	8,062	1,822,334
Moody’s Corp.	33,321	15,773,162
Morgan Stanley	265,249	33,347,104
MSCI, Inc.	16,758	10,054,968
Nasdaq, Inc.	88,486	6,840,853
Northern Trust Corp.	42,384	4,344,360
Raymond James Financial, Inc.	39,123	6,076,976
S&P Global, Inc.	67,889	33,810,759
State Street Corp.	62,683	6,152,336
T. Rowe Price Group, Inc.	47,503	5,372,114

		336,040,924

Consumer Finance (0.6%)
American Express Co.	118,996	35,316,823
Capital One Financial Corp.	81,574	14,546,276
Discover Financial Services	53,685	9,299,852
Synchrony Financial	83,251	5,411,315

		64,574,266

Financial Services (4.4%)
Apollo Global Management, Inc.	95,578	15,785,663
Berkshire Hathaway, Inc., Class B*	391,929	177,653,577
Corpay, Inc.*	14,906	5,044,489
Fidelity National Information Services, Inc.	115,113	9,297,677
Fiserv, Inc.*	121,649	24,989,138
Global Payments, Inc.	54,417	6,097,969
Jack Henry & Associates, Inc.	15,600	2,734,680
Mastercard, Inc., Class A	175,270	92,291,924
PayPal Holdings, Inc.*	214,367	18,296,223
Visa, Inc., Class A	369,511	116,780,256

		468,971,596

Insurance (2.0%)
Aflac, Inc.	106,907	11,058,460
Allstate Corp. (The)	56,621	10,915,963
American International Group, Inc.	133,377	9,709,846
Aon plc, Class A	46,243	16,608,636
Arch Capital Group Ltd.	80,124	7,399,451
Arthur J Gallagher & Co.	46,913	13,316,255
Assurant, Inc.	10,966	2,338,171
Brown & Brown, Inc.	50,750	5,177,515
Chubb Ltd.	80,159	22,147,932
Cincinnati Financial Corp.	33,424	4,803,029
Erie Indemnity Co., Class A	5,333	2,198,423
Everest Group Ltd.	9,190	3,331,007
Globe Life, Inc.	17,949	2,001,672
Hartford Financial Services Group, Inc. (The)	61,986	6,781,268
Loews Corp.	38,650	3,273,268
Marsh & McLennan Cos., Inc.	105,014	22,306,024
MetLife, Inc.	124,367	10,183,170
Principal Financial Group, Inc.	44,995	3,483,063
Progressive Corp. (The)	125,261	30,013,788
Prudential Financial, Inc.	76,121	9,022,622
Travelers Cos., Inc. (The)	48,542	11,693,282
W.R. Berkley Corp.	64,371	3,766,991
Willis Towers Watson plc	21,537	6,746,250

		218,276,086

Total Financials		1,448,113,294

Health Care (10.0%)
Biotechnology (1.6%)
AbbVie, Inc.	377,857	67,145,189
Amgen, Inc.	114,938	29,957,440
Biogen, Inc.*	31,158	4,764,682
Gilead Sciences, Inc.	266,482	24,614,943
Incyte Corp.*	34,190	2,361,503
Moderna, Inc.*	72,409	3,010,766
Regeneron Pharmaceuticals, Inc.*	22,510	16,034,548
Vertex Pharmaceuticals, Inc.*	55,066	22,175,078

		170,064,149

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	370,869	41,948,993
Align Technology, Inc.*	15,005	3,128,693
Baxter International, Inc.	109,176	3,183,572
Becton Dickinson & Co.	61,804	14,021,474
Boston Scientific Corp.*	315,140	28,148,305
Cooper Cos., Inc. (The)*	42,584	3,914,747
Dexcom, Inc.*	83,519	6,495,273
Edwards Lifesciences Corp.*	126,114	9,336,219
GE HealthCare Technologies, Inc.	97,691	7,637,482
Hologic, Inc.*	49,665	3,580,350
IDEXX Laboratories, Inc.*	17,509	7,238,921
Insulet Corp.*	14,999	3,915,789
Intuitive Surgical, Inc.*	76,160	39,752,474
Medtronic plc	274,223	21,904,933
ResMed, Inc.	31,389	7,178,350
Solventum Corp.*	29,551	1,952,139
STERIS plc	21,106	4,338,549
Stryker Corp.	73,362	26,413,988
Teleflex, Inc.	9,931	1,767,519
Zimmer Biomet Holdings, Inc.	42,567	4,496,352

		240,354,122

Health Care Providers & Services (2.0%)
Cardinal Health, Inc.	51,748	6,120,236
Cencora, Inc.	37,499	8,425,275
Centene Corp.*	107,952	6,539,732
Cigna Group (The)	59,476	16,423,703
CVS Health Corp.	269,078	12,078,911
DaVita, Inc.*	9,643	1,442,111
Elevance Health, Inc.	49,591	18,294,120
HCA Healthcare, Inc.	38,996	11,704,649
Henry Schein, Inc.*	26,660	1,844,872
Humana, Inc.	25,747	6,532,271
Labcorp Holdings, Inc.	17,884	4,101,159
McKesson Corp.	27,143	15,469,067
Molina Healthcare, Inc.*	12,231	3,559,833
Quest Diagnostics, Inc.	23,866	3,600,425
UnitedHealth Group, Inc.	196,779	99,542,625
Universal Health Services, Inc., Class B	12,555	2,252,618

		217,931,607

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	61,438	8,253,581
Bio-Techne Corp.	33,975	2,447,219
Charles River Laboratories International, Inc.*	10,934	2,018,417
Danaher Corp.	137,452	31,552,107
IQVIA Holdings, Inc.*	36,869	7,245,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Mettler-Toledo International, Inc.*	4,512	$5,521,244
Revvity, Inc.	26,023	2,904,427
Thermo Fisher Scientific, Inc.	81,788	42,548,571
Waters Corp.*	12,696	4,709,962
West Pharmaceutical Services, Inc.	15,486	5,072,594

		112,273,249

Pharmaceuticals (3.1%)
Bristol-Myers Squibb Co.	433,673	24,528,545
Eli Lilly and Co.	168,479	130,065,788
Johnson & Johnson	514,808	74,451,533
Merck & Co., Inc.	540,897	53,808,434
Pfizer, Inc.	1,211,740	32,147,462
Viatris, Inc.	255,219	3,177,477
Zoetis, Inc.	96,470	15,717,857

		333,897,096

Total Health Care		1,074,520,223

Industrials (8.1%)
Aerospace & Defense (1.8%)
Axon Enterprise, Inc.*	15,490	9,206,017
Boeing Co. (The)*	159,850	28,293,450
General Dynamics Corp.	55,179	14,539,115
General Electric Co.	231,421	38,598,709
Howmet Aerospace, Inc.	86,868	9,500,753
Huntington Ingalls Industries, Inc.	8,367	1,581,112
L3Harris Technologies, Inc.	40,556	8,528,116
Lockheed Martin Corp.	45,109	21,920,267
Northrop Grumman Corp.	29,284	13,742,688
RTX Corp.	284,604	32,934,375
Textron, Inc.	39,667	3,034,129
TransDigm Group, Inc.	12,023	15,236,507

		197,115,238

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	25,275	2,611,413
Expeditors International of Washington, Inc.	29,930	3,315,346
FedEx Corp.	48,063	13,521,564
United Parcel Service, Inc., Class B	156,385	19,720,148

		39,168,471

Building Products (0.5%)
A.O. Smith Corp.	25,469	1,737,241
Allegion plc	18,588	2,429,080
Builders FirstSource, Inc.*	24,608	3,517,221
Carrier Global Corp.	179,023	12,220,110
Johnson Controls International plc	142,166	11,221,162
Lennox International, Inc.	6,855	4,176,752
Masco Corp.	46,132	3,347,799
Trane Technologies plc	48,116	17,771,645

		56,421,010

Commercial Services & Supplies (0.5%)
Cintas Corp.	73,300	13,391,910
Copart, Inc.*	187,454	10,757,985
Republic Services, Inc.	43,524	8,756,158
Rollins, Inc.	60,063	2,783,920
Veralto Corp.	52,880	5,385,828
Waste Management, Inc.	78,098	15,759,396

		56,835,197

Construction & Engineering (0.1%)
Quanta Services, Inc.	31,563	9,975,486

Electrical Equipment (0.8%)
AMETEK, Inc.	49,459	8,915,479
Eaton Corp. plc	84,503	28,044,011
Emerson Electric Co.	121,923	15,109,917
GE Vernova, Inc.	58,986	19,402,265
Generac Holdings, Inc.*	12,722	1,972,546
Hubbell, Inc., Class B	11,476	4,807,182
Rockwell Automation, Inc.	24,140	6,898,971

		85,150,371

Ground Transportation (0.9%)
CSX Corp.	412,343	13,306,309
JB Hunt Transport Services, Inc.	17,032	2,906,681
Norfolk Southern Corp.	48,376	11,353,847
Old Dominion Freight Line, Inc.	40,173	7,086,517
Uber Technologies, Inc.*	450,252	27,159,201
Union Pacific Corp.	129,632	29,561,281

		91,373,836

Industrial Conglomerates (0.4%)
3M Co.	116,440	15,031,239
Honeywell International, Inc.	139,039	31,407,520

		46,438,759

Machinery (1.6%)
Caterpillar, Inc.	103,235	37,449,529
Cummins, Inc.	29,333	10,225,484
Deere & Co.	54,407	23,052,246
Dover Corp.	29,335	5,503,246
Fortive Corp.	74,186	5,563,950
IDEX Corp.	16,191	3,388,614
Illinois Tool Works, Inc.	57,459	14,569,304
Ingersoll Rand, Inc.	86,174	7,795,300
Nordson Corp.	11,616	2,430,532
Otis Worldwide Corp.	85,414	7,910,190
PACCAR, Inc.	115,326	11,996,210
Parker-Hannifin Corp.	27,523	17,505,454
Pentair plc	35,330	3,555,611
Snap-on, Inc.	11,227	3,811,342
Stanley Black & Decker, Inc.	32,964	2,646,680
Westinghouse Air Brake Technologies Corp.	36,754	6,968,191
Xylem, Inc.	51,948	6,027,007

		170,398,890

Passenger Airlines (0.2%)
Delta Air Lines, Inc.	137,086	8,293,703
Southwest Airlines Co.	128,238	4,311,362
United Airlines Holdings, Inc.*	70,322	6,828,266

		19,433,331

Professional Services (0.6%)
Automatic Data Processing, Inc.	87,124	25,503,809
Broadridge Financial Solutions, Inc.	24,994	5,650,893
Dayforce, Inc.*	33,720	2,449,421
Equifax, Inc.	26,504	6,754,544
Jacobs Solutions, Inc.	26,567	3,549,883
Leidos Holdings, Inc.	28,531	4,110,176
Paychex, Inc.	68,490	9,603,668
Paycom Software, Inc.	10,396	2,130,868

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Verisk Analytics, Inc.	30,194	$8,316,333

		68,069,595

Trading Companies & Distributors (0.3%)
Fastenal Co.	122,497	8,808,759
United Rentals, Inc.	14,032	9,884,702
W.W. Grainger, Inc.	9,476	9,988,178

		28,681,639

Total Industrials		869,061,823

Information Technology (32.1%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	220,881	24,413,977
Cisco Systems, Inc.	852,307	50,456,575
F5, Inc.*	12,422	3,123,760
Juniper Networks, Inc.	70,795	2,651,273
Motorola Solutions, Inc.	35,735	16,517,789

		97,163,374

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	257,789	17,903,446
CDW Corp.	28,495	4,959,270
Corning, Inc.	164,770	7,829,870
Jabil, Inc.	24,129	3,472,163
Keysight Technologies, Inc.*	37,108	5,960,658
TE Connectivity plc	63,968	9,145,505
Teledyne Technologies, Inc.*	9,965	4,625,056
Trimble, Inc.*	52,218	3,689,724
Zebra Technologies Corp., Class A*	11,029	4,259,620

		61,845,312

IT Services (1.1%)
Accenture plc, Class A	133,609	47,002,310
Akamai Technologies, Inc.*	32,122	3,072,469
Cognizant Technology Solutions Corp., Class A	106,019	8,152,861
EPAM Systems, Inc.*	12,128	2,835,769
Gartner, Inc.*	16,493	7,990,364
GoDaddy, Inc., Class A*	30,019	5,924,850
International Business Machines Corp.	197,712	43,463,029
VeriSign, Inc.*	17,672	3,657,397

		122,099,049

Semiconductors & Semiconductor Equipment (11.3%)
Advanced Micro Devices, Inc.*	346,995	41,913,526
Analog Devices, Inc.	106,162	22,555,178
Applied Materials, Inc.	176,278	28,668,091
Broadcom, Inc.	995,983	230,908,699
Enphase Energy, Inc.*	28,889	1,984,096
First Solar, Inc.*	22,892	4,034,486
Intel Corp.	922,224	18,490,591
KLA Corp.	28,601	18,022,062
Lam Research Corp.	275,124	19,872,207
Microchip Technology, Inc.	114,826	6,585,271
Micron Technology, Inc.	237,076	19,952,316
Monolithic Power Systems, Inc.	10,430	6,171,431
NVIDIA Corp.	5,245,109	704,365,688
NXP Semiconductors NV	54,345	11,295,608
ON Semiconductor Corp.*	91,046	5,740,450
QUALCOMM, Inc.	237,559	36,493,814
Skyworks Solutions, Inc.	34,151	3,028,511
Teradyne, Inc.	34,824	4,385,038
Texas Instruments, Inc.	195,054	36,574,576

		1,221,041,639

Software (10.3%)
Adobe, Inc.*	94,125	41,855,505
ANSYS, Inc.*	18,699	6,307,734
Autodesk, Inc.*	45,972	13,587,944
Cadence Design Systems, Inc.*	58,644	17,620,176
Crowdstrike Holdings, Inc., Class A*	49,761	17,026,224
Fair Isaac Corp.*	5,206	10,364,782
Fortinet, Inc.*	136,026	12,851,736
Gen Digital, Inc.	115,948	3,174,656
Intuit, Inc.	59,933	37,667,890
Microsoft Corp.	1,589,758	670,082,997
Oracle Corp.	343,662	57,267,836
Palantir Technologies, Inc., Class A*	438,300	33,148,629
Palo Alto Networks, Inc.*	139,948	25,464,938
PTC, Inc.*	25,686	4,722,885
Roper Technologies, Inc.	22,928	11,919,121
Salesforce, Inc.	204,416	68,342,401
ServiceNow, Inc.*	44,048	46,696,166
Synopsys, Inc.*	32,846	15,942,135
Tyler Technologies, Inc.*	9,151	5,276,833
Workday, Inc., Class A*	45,545	11,751,976

		1,111,072,564

Technology Hardware, Storage & Peripherals (7.9%)
Apple, Inc.	3,232,129	809,389,744
Dell Technologies, Inc., Class C	65,679	7,568,848
Hewlett Packard Enterprise Co.	279,426	5,965,745
HP, Inc.	206,066	6,723,934
NetApp, Inc.	43,788	5,082,911
Seagate Technology Holdings plc	45,230	3,903,801
Super Micro Computer, Inc. (x)*	107,679	3,282,056
Western Digital Corp.*	73,921	4,407,909

		846,324,948

Total Information Technology		3,459,546,886

Materials (1.9%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	47,536	13,787,341
Albemarle Corp.(x)	25,133	2,163,449
Celanese Corp.	23,374	1,617,714
CF Industries Holdings, Inc.	37,210	3,174,757
Corteva, Inc.	146,960	8,370,842
Dow, Inc.	149,697	6,007,341
DuPont de Nemours, Inc.	89,369	6,814,386
Eastman Chemical Co.	24,785	2,263,366
Ecolab, Inc.	53,887	12,626,802
FMC Corp.	26,693	1,297,547
International Flavors & Fragrances, Inc.	54,927	4,644,078
Linde plc	101,814	42,626,467
LyondellBasell Industries NV, Class A	55,553	4,125,921
Mosaic Co. (The)	67,920	1,669,474

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
PPG Industries, Inc.	49,607	$5,925,556
Sherwin-Williams Co. (The)	49,544	16,841,492

		133,956,533

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,069	6,750,138
Vulcan Materials Co.	28,238	7,263,661

		14,013,799

Containers & Packaging (0.2%)
Amcor plc	309,049	2,908,151
Avery Dennison Corp.	17,180	3,214,893
Ball Corp.	63,811	3,517,901
International Paper Co.	74,284	3,997,965
Packaging Corp. of America	19,172	4,316,192
Smurfit WestRock plc	105,661	5,690,902

		23,646,004

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	307,250	11,700,080
Newmont Corp.	243,428	9,060,390
Nucor Corp.	50,209	5,859,893
Steel Dynamics, Inc.	30,275	3,453,469

		30,073,832

Total Materials		201,690,168

Real Estate (2.1%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	33,258	3,244,318
Healthpeak Properties, Inc. (REIT)	149,558	3,031,540
Ventas, Inc. (REIT)	89,702	5,282,551
Welltower, Inc. (REIT)	126,489	15,941,409

		27,499,818

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	149,469	2,618,697

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	198,039	20,932,722

Office REITs (0.0%)†
BXP, Inc. (REIT)	31,103	2,312,819

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	64,318	8,444,310
CoStar Group, Inc.*	87,659	6,275,508

		14,719,818

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	30,374	6,681,369
Camden Property Trust (REIT)	22,811	2,646,988
Equity Residential (REIT)	73,004	5,238,767
Essex Property Trust, Inc. (REIT)	13,742	3,922,517
Invitation Homes, Inc. (REIT)	121,820	3,894,585
Mid-America Apartment Communities, Inc. (REIT)	24,992	3,863,013
UDR, Inc. (REIT)	64,204	2,787,096

		29,034,335

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	16,351	1,830,494
Kimco Realty Corp. (REIT)	144,135	3,377,083
Realty Income Corp. (REIT)	187,141	9,995,201
Regency Centers Corp. (REIT)	34,929	2,582,301
Simon Property Group, Inc. (REIT)	65,579	11,293,360

		29,078,439

Specialized REITs (0.9%)
American Tower Corp. (REIT)	99,918	18,325,960
Crown Castle, Inc. (REIT)	92,928	8,434,145
Digital Realty Trust, Inc. (REIT)	66,673	11,823,123
Equinix, Inc. (REIT)	20,631	19,452,764
Extra Space Storage, Inc. (REIT)	45,327	6,780,919
Iron Mountain, Inc. (REIT)	62,749	6,595,548
Public Storage (REIT)	33,698	10,090,529
SBA Communications Corp. (REIT)	22,991	4,685,566
VICI Properties, Inc. (REIT), Class A	225,408	6,584,168
Weyerhaeuser Co. (REIT)	155,361	4,373,412

		97,146,134

Total Real Estate		223,342,782

Utilities (2.3%)
Electric Utilities (1.5%)
Alliant Energy Corp.	54,867	3,244,834
American Electric Power Co., Inc.	113,875	10,502,691
Constellation Energy Corp.	66,877	14,961,054
Duke Energy Corp.	165,175	17,795,954
Edison International	82,782	6,609,315
Entergy Corp.	91,691	6,952,012
Evergy, Inc.	49,174	3,026,660
Eversource Energy	78,346	4,499,411
Exelon Corp.	214,858	8,087,255
FirstEnergy Corp.	109,675	4,362,871
NextEra Energy, Inc.	439,709	31,522,738
NRG Energy, Inc.	43,314	3,907,789
PG&E Corp.	467,464	9,433,424
Pinnacle West Capital Corp.	24,312	2,060,928
PPL Corp.	157,796	5,122,058
Southern Co. (The)	234,284	19,286,259
Xcel Energy, Inc.	122,787	8,290,578

		159,665,831

Gas Utilities (0.0%)†
Atmos Energy Corp.	33,193	4,622,789

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	152,035	1,956,691
Vistra Corp.	72,866	10,046,035

		12,002,726

Multi-Utilities (0.6%)
Ameren Corp.	57,076	5,087,755
CenterPoint Energy, Inc.	139,354	4,421,702
CMS Energy Corp.	63,887	4,258,069
Consolidated Edison, Inc.	74,071	6,609,355
Dominion Energy, Inc.	179,614	9,674,010
DTE Energy Co.	44,283	5,347,172
NiSource, Inc.	99,809	3,668,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	106,533	$9,000,973
Sempra	135,436	11,880,446
WEC Energy Group, Inc.	67,644	6,361,242

		66,309,703

Water Utilities (0.1%)
American Water Works Co., Inc.	41,673	5,187,872

Total Utilities		247,788,921

Total Common Stocks (99.0%) (Cost $2,583,318,513)		10,647,508,058

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	581,742	581,742

Total Investment Companies		681,742

Total Short-Term Investments (0.0%)† (Cost $681,742)		681,742

Total Investments in Securities (99.0%) (Cost $2,584,000,255)		10,648,189,800
Other Assets Less Liabilities (1.0%)		109,735,606

Net Assets (100%)		$10,757,925,406

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $27,645,490.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $3,916,329. This was collateralized by $3,397,841 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.875%, maturing 1/31/25 - 11/15/53 and by cash of $681,742 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	343	3/2025	USD	101,798,113	(2,786,511)

					(2,786,511)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$998,238,828	$—	$—	$998,238,828
Consumer Discretionary	1,198,945,923	—	—	1,198,945,923
Consumer Staples	589,301,614	—	—	589,301,614
Energy	336,957,596	—	—	336,957,596
Financials	1,448,113,294	—	—	1,448,113,294
Health Care	1,074,520,223	—	—	1,074,520,223
Industrials	869,061,823	—	—	869,061,823
Information Technology	3,459,546,886	—	—	3,459,546,886
Materials	201,690,168	—	—	201,690,168
Real Estate	223,342,782	—	—	223,342,782
Utilities	247,788,921	—	—	247,788,921
Short-Term Investments
Investment Companies	681,742	—	—	681,742

Total Assets	$10,648,189,800	$—	$—	$10,648,189,800

Liabilities:
Futures	$(2,786,511)	$—	$—	$(2,786,511)

Total Liabilities	$(2,786,511)	$—	$—	$(2,786,511)

Total	$10,645,403,289	$—	$—	$10,645,403,289

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(2,786,511	)*

Total		$(2,786,511)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$15,122,565	$15,122,565

Total	$15,122,565	$15,122,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(5,415,751)	$(5,415,751)

Total	$(5,415,751)	$(5,415,751)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$76,089,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$219,829,907
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$434,866,900

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,238,838,851
Aggregate gross unrealized depreciation	(189,602,844)

Net unrealized appreciation	$8,049,236,007

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,596,167,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $2,584,000,255)	$10,648,189,800
Cash	115,012,306
Dividends, interest and other receivables	6,888,593
Receivable for Portfolio shares sold	4,305,356
Securities lending income receivable	1,611
Other assets	42,488

Total assets	10,774,440,154

LIABILITIES
Payable for Portfolio shares repurchased	10,472,981
Investment management fees payable	1,654,035
Distribution fees payable – Class IB	1,495,757
Administrative fees payable	847,187
Distribution fees payable – Class IA	734,968
Payable for return of collateral on securities loaned	681,742
Due to broker for futures variation margin	394,453
Accrued expenses	233,625

Total liabilities	16,514,748

Commitments and contingent liabilities^
NET ASSETS	$10,757,925,406

Net assets were comprised of:
Paid in capital	$2,630,519,854
Total distributable earnings (loss)	8,127,405,552

Net assets	$10,757,925,406

Class IA
Net asset value, offering and redemption price per share, $3,382,521,188 / 39,860,575 shares outstanding (unlimited amount authorized: $0.01 par value)	$84.86

Class IB
Net asset value, offering and redemption price per share, $6,920,316,350 / 82,082,401 shares outstanding (unlimited amount authorized: $0.01 par value)	$84.31

Class K
Net asset value, offering and redemption price per share, $455,087,868 / 5,358,921 shares outstanding (unlimited amount authorized: $0.01 par value)	$84.92

(x)	Includes value of securities on loan of $3,916,329.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $50,803 foreign withholding tax)	$135,299,320
Interest	4,045,130
Securities lending (net)	18,814

Total income	139,363,264

EXPENSES
Investment management fees	19,501,861
Distribution fees – Class IB	15,934,349
Administrative fees	9,204,114
Distribution fees – Class IA	8,043,449
Printing and mailing expenses	836,014
Professional fees	390,172
Trustees’ fees	319,255
Custodian fees	193,300
Miscellaneous	176,476

Gross expenses	54,598,990
Less: Waiver from investment manager	(1,277,479)
Voluntary waiver from investment manager	(279,746)

Net expenses	53,041,765

NET INVESTMENT INCOME (LOSS)	86,321,499

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	244,322,543
Futures contracts	15,122,565

Net realized gain (loss)	259,445,108

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,805,992,345
Futures contracts	(5,415,751)

Net change in unrealized appreciation (depreciation)	1,800,576,594

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,060,021,702

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,146,343,201

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$86,321,499	$85,342,246
Net realized gain (loss)	259,445,108	99,206,129
Net change in unrealized appreciation (depreciation)	1,800,576,594	1,647,849,645

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,146,343,201	1,832,398,020

Distributions to shareholders:
Class IA	(95,241,950)	(52,512,025)
Class IB	(194,715,441)	(100,862,069)
Class K	(13,793,436)	(8,367,902)

Total distributions to shareholders	(303,750,827)	(161,741,996)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,630,073 and 1,821,276 shares, respectively ]	129,363,927	117,227,086
Capital shares issued in reinvestment of dividends and distributions [ 1,095,609 and 760,084 shares, respectively ]	95,241,950	52,512,025
Capital shares repurchased [ (4,343,186) and (3,899,412) shares, respectively ]	(347,623,794)	(250,104,818)

Total Class IA transactions	(123,017,917)	(80,365,707)

Class IB
Capital shares sold [ 7,925,857 and 7,823,684 shares, respectively ]	627,761,933	496,042,484
Capital shares issued in reinvestment of dividends and distributions [ 2,254,392 and 1,469,108 shares, respectively ]	194,715,441	100,862,069
Capital shares repurchased [ (8,179,412) and (7,841,198) shares, respectively ]	(650,394,702)	(497,478,842)

Total Class IB transactions	172,082,672	99,425,711

Class K
Capital shares sold [ 436,183 and 493,262 shares, respectively ]	34,501,022	31,540,375
Capital shares issued in reinvestment of dividends and distributions [ 158,497 and 121,012 shares, respectively ]	13,793,436	8,367,902
Capital shares repurchased [ (1,129,952) and (794,211) shares, respectively ]	(90,812,875)	(50,964,328)

Total Class K transactions	(42,518,417)	(11,056,051)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,546,338	8,003,953

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,849,138,712	1,678,659,977
NET ASSETS:
Beginning of year	8,908,786,694	7,230,126,717

End of year	$10,757,925,406	$8,908,786,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2024		2023	2022	2021	2020
Net asset value, beginning of year	$70.17		$56.92	$71.75	$58.15	$51.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.68		0.67	0.65	0.55	0.66
Net realized and unrealized gain (loss)	16.44		13.86	(13.91)	15.63	8.34

Total from investment operations	17.12		14.53	(13.26)	16.18	9.00

Less distributions:
Dividends from net investment income	(0.71)		(0.71)	(0.66)	(0.57)	(0.67)
Distributions from net realized gains	(1.72)		(0.57)	(0.91)	(2.01)	(1.21)

Total dividends and distributions	(2.43)		(1.28)	(1.57)	(2.58)	(1.88)

Net asset value, end of year	$84.86		$70.17	$56.92	$71.75	$58.15

Total return	24.33%		25.57%	(18.55)%	27.98%	17.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,382,521		$2,910,703	$2,436,105	$3,111,842	$2,567,471
Ratio of expenses to average net assets:
After waivers (f)	0.54	%(i)	0.54%	0.55%	0.55%	0.57%
Before waivers (f)	0.55%		0.57%	0.56%	0.56%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.85%		1.05%	1.04%	0.83%	1.30%
Before waivers (f)	0.83%		1.02%	1.02%	0.82%	1.29%
Portfolio turnover rate^	2%		2%	2%	6%	4%

	Year Ended December 31,
Class IB	2024		2023	2022	2021	2020
Net asset value, beginning of year	$69.73		$56.57	$71.32	$57.81	$50.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.67		0.67	0.64	0.55	0.66
Net realized and unrealized gain (loss)	16.34		13.77	(13.82)	15.54	8.28

Total from investment operations	17.01		14.44	(13.18)	16.09	8.94

Less distributions:
Dividends from net investment income	(0.71)		(0.71)	(0.66)	(0.57)	(0.67)
Distributions from net realized gains	(1.72)		(0.57)	(0.91)	(2.01)	(1.21)

Total dividends and distributions	(2.43)		(1.28)	(1.57)	(2.58)	(1.88)

Net asset value, end of year	$84.31		$69.73	$56.57	$71.32	$57.81

Total return	24.32%		25.57%	(18.55)%	27.98%	17.76%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,920,316		$5,584,288	$4,448,213	$5,434,534	$4,318,446
Ratio of expenses to average net assets:
After waivers (f)	0.54	%(i)	0.54%	0.55%	0.55%	0.57%
Before waivers (f)	0.55%		0.57%	0.57%	0.56%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.85%		1.05%	1.04%	0.83%	1.30%
Before waivers (f)	0.83%		1.02%	1.03%	0.82%	1.29%
Portfolio turnover rate^	2%		2%	2%	6%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2024		2023	2022	2021	2020
Net asset value, beginning of year	$70.20		$56.93	$71.76	$58.13	$51.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.88		0.83	0.80	0.71	0.79
Net realized and unrealized gain (loss)	16.47		13.88	(13.91)	15.65	8.34

Total from investment operations	17.35		14.71	(13.11)	16.36	9.13

Less distributions:
Dividends from net investment income	(0.91)		(0.87)	(0.81)	(0.72)	(0.79)
Distributions from net realized gains	(1.72)		(0.57)	(0.91)	(2.01)	(1.21)

Total dividends and distributions	(2.63)		(1.44)	(1.72)	(2.73)	(2.00)

Net asset value, end of year	$84.92		$70.20	$56.93	$71.76	$58.13

Total return	24.63%		25.88%	(18.33)%	28.30%	18.06%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$455,088		$413,796	$345,809	$439,450	$366,179
Ratio of expenses to average net assets:
After waivers (f)	0.29	%(i)	0.29%	0.30%	0.30%	0.32%
Before waivers (f)	0.31%		0.32%	0.31%	0.31%	0.33%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.10%		1.30%	1.29%	1.08%	1.55%
Before waivers (f)	1.08%		1.27%	1.28%	1.07%	1.55%
Portfolio turnover rate^	2%		2%	2%	6%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of less than 0.005%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Diversified Telecommunication Services (0.5%)
Cellnex Telecom SA (m)	11,300	$357,123
Deutsche Telekom AG (Registered)	232,900	6,970,017

		7,327,140

Entertainment (2.2%)
IMAX Corp.*	20,200	517,120
Liberty Media Corp.-Liberty Formula One, Class C*	3,508	325,051
Live Nation Entertainment, Inc.*	21,100	2,732,450
Netflix, Inc.*	15,102	13,460,715
ROBLOX Corp., Class A*	11,900	688,534
Spotify Technology SA*	4,700	2,102,686
TKO Group Holdings, Inc., Class A*	6,200	881,082
Walt Disney Co. (The)	68,045	7,576,811

		28,284,449

Interactive Media & Services (7.2%)
Alphabet, Inc., Class A	63,067	11,938,583
Alphabet, Inc., Class C	258,640	49,255,402
Bumble, Inc., Class A*	68,500	557,590
Meta Platforms, Inc., Class A	51,729	30,287,847
Pinterest, Inc., Class A*	27,800	806,200
Reddit, Inc., Class A*	3,000	490,320
Snap, Inc., Class A*	94	1,012

		93,336,954

Media (0.1%)
Liberty Broadband Corp., Class A*	15,466	1,150,052

Total Communication Services		130,098,595

Consumer Discretionary (11.3%)
Automobile Components (0.1%)
Aptiv plc*	26,100	1,578,528

Automobiles (1.8%)
Tesla, Inc.*	58,960	23,810,406

Broadline Retail (4.9%)
Amazon.com, Inc.*	280,700	61,582,773
Etsy, Inc.*	10,000	528,900
PDD Holdings, Inc. (ADR)*	8,500	824,415

		62,936,088

Distributors (0.1%)
LKQ Corp.	32,100	1,179,675

Diversified Consumer Services (0.1%)
Service Corp. International	15,700	1,253,174

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	19,500	2,562,495
Booking Holdings, Inc.	468	2,325,221
Caesars Entertainment, Inc.*	20,500	685,110
Churchill Downs, Inc.	12,600	1,682,604
Domino’s Pizza, Inc.	5,580	2,342,261
DraftKings, Inc., Class A*	37,600	1,398,720
Dutch Bros, Inc., Class A*	11,200	586,656
Flutter Entertainment plc, Class DI*	7,900	2,041,755
Marriott International, Inc., Class A	16,610	4,633,193
Red Rock Resorts, Inc., Class A	9,790	452,690
Restaurant Brands International, Inc.	34,100	2,222,567
Starbucks Corp.	17,000	1,551,250
Yum! Brands, Inc.	19,150	2,569,164

		25,053,686

Household Durables (0.0%)†
DR Horton, Inc.	1,066	149,048

Leisure Products (0.0%)†
Brunswick Corp.	5,900	381,612

Specialty Retail (1.8%)
Foot Locker, Inc.*	22,000	478,720
Home Depot, Inc. (The)	11,520	4,481,165
Lowe’s Cos., Inc.	45,500	11,229,400
Ross Stores, Inc.	20,300	3,070,781
TJX Cos., Inc. (The)	29,952	3,618,501

		22,878,567

Textiles, Apparel & Luxury Goods (0.6%)
Amer Sports, Inc.*	11,300	315,948
NIKE, Inc., Class B	45,550	3,446,768
PVH Corp.	17,700	1,871,775
Tapestry, Inc.	34,160	2,231,673

		7,866,164

Total Consumer Discretionary		147,086,948

Consumer Staples (5.5%)
Beverages (1.8%)
Brown-Forman Corp., Class B(x)	9,900	376,002
Coca-Cola Co. (The)	155,706	9,694,256
Constellation Brands, Inc., Class A	12,803	2,829,463
Diageo plc	24,187	768,347
Keurig Dr Pepper, Inc.	119,274	3,831,081
Molson Coors Beverage Co., Class B	3,600	206,352
Monster Beverage Corp.*	35,771	1,880,124
PepsiCo, Inc.	23,703	3,604,278

		23,189,903

Consumer Staples Distribution & Retail (1.9%)
Alimentation Couche-Tard, Inc.	15,020	832,999
Costco Wholesale Corp.	10,297	9,434,832
Dollar Tree, Inc.*	5,325	399,056
Target Corp.	25,450	3,440,331
Walmart, Inc.	115,963	10,477,257

		24,584,475

Food Products (0.4%)
Archer-Daniels-Midland Co.	17,500	884,100
Bunge Global SA	4,700	365,472
J M Smucker Co. (The)	13,300	1,464,596
Lamb Weston Holdings, Inc.	8,941	597,527
Mondelez International, Inc., Class A	38,431	2,295,484

		5,607,179

Household Products (0.9%)
Procter & Gamble Co. (The)	73,074	12,250,856

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	21,437	1,607,346
Kenvue, Inc.	101,426	2,165,445

		3,772,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Tobacco (0.2%)
Philip Morris International, Inc.	22,300	$2,683,805

Total Consumer Staples		72,089,009

Energy (3.0%)
Energy Equipment & Services (0.0%)†
Weatherford International plc	3,439	246,335

Oil, Gas & Consumable Fuels (3.0%)
Africa Oil Corp. (x)	541,883	742,641
Athabasca Oil Corp.*	362,091	1,342,617
DT Midstream, Inc.	4,670	464,338
Expand Energy Corp.	9,190	914,865
Exxon Mobil Corp.	190,164	20,455,941
Galp Energia SGPS SA	112,970	1,866,469
Imperial Oil Ltd.	43,587	2,686,265
Marathon Petroleum Corp.	6,570	916,515
MEG Energy Corp.	140,206	2,301,897
Shell plc (ADR)	58,435	3,660,953
South Bow Corp. (x)	25,560	603,148
Targa Resources Corp.	6,650	1,187,025
Valero Energy Corp.	12,942	1,586,560

		38,729,234

Total Energy		38,975,569

Financials (13.4%)
Banks (4.6%)
AIB Group plc	180,600	997,107
Bank of America Corp.	250,319	11,001,520
Citigroup, Inc.	89,525	6,301,665
Eurobank Ergasias Services and Holdings SA	642,399	1,483,907
HDFC Bank Ltd.	31,883	660,219
JPMorgan Chase & Co.	31,968	7,663,049
KeyCorp	109,607	1,878,664
M&T Bank Corp.	14,638	2,752,090
Pathward Financial, Inc.	13,663	1,005,324
Piraeus Financial Holdings SA	164,192	654,801
Synovus Financial Corp.	12,900	660,867
Truist Financial Corp.	59,300	2,572,434
UMB Financial Corp.	8,360	943,510
US Bancorp	132,500	6,337,475
Wells Fargo & Co.	205,751	14,451,950

		59,364,582

Capital Markets (3.2%)
Bank of New York Mellon Corp. (The)	40,149	3,084,648
Blackrock, Inc.	1,935	1,983,588
Cboe Global Markets, Inc.	12,203	2,384,466
Charles Schwab Corp. (The)	42,074	3,113,897
DigitalBridge Group, Inc.	17,779	200,547
Intercontinental Exchange, Inc.	27,191	4,051,731
London Stock Exchange Group plc	9,863	1,393,414
LPL Financial Holdings, Inc.	8,788	2,869,370
MarketAxess Holdings, Inc.	16,777	3,792,273
Morgan Stanley	59,879	7,527,988
Northern Trust Corp.	24,700	2,531,750
State Street Corp.	26,349	2,586,154
StepStone Group, Inc., Class A	20,798	1,203,788
Tradeweb Markets, Inc., Class A	10,713	1,402,546
UBS Group AG (Registered) (x)	30,997	939,829
Virtu Financial, Inc., Class A	53,624	1,913,304

		40,979,293

Consumer Finance (0.3%)
Discover Financial Services	15,409	2,669,301
OneMain Holdings, Inc.	24,870	1,296,473

		3,965,774

Financial Services (2.7%)
Affirm Holdings, Inc., Class A*	10,300	627,270
Apollo Global Management, Inc.	23,211	3,833,529
AvidXchange Holdings, Inc.*	176,394	1,823,914
Berkshire Hathaway, Inc., Class A*	4	2,723,680
Block, Inc., Class A*	20,797	1,767,537
Fiserv, Inc.*	26,956	5,537,302
Mastercard, Inc., Class A	12,700	6,687,439
PayPal Holdings, Inc.*	16,200	1,382,670
UWM Holdings Corp., Class A (x)	171,244	1,005,202
Visa, Inc., Class A	31,080	9,822,523

		35,211,066

Insurance (2.6%)
Arthur J Gallagher & Co.	12,725	3,611,991
Chubb Ltd.	22,909	6,329,757
Direct Line Insurance Group plc	387,133	1,236,831
Everest Group Ltd.	2,978	1,079,406
Fairfax Financial Holdings Ltd.	1,774	2,468,260
Hartford Financial Services Group, Inc. (The)	27,203	2,976,008
Marsh & McLennan Cos., Inc.	27,741	5,892,466
Progressive Corp. (The)	8,419	2,017,277
Prudential plc	46,027	367,047
Travelers Cos., Inc. (The)	15,200	3,661,528
Unum Group	15,754	1,150,515
Willis Towers Watson plc	10,956	3,431,857

		34,222,943

Total Financials		173,743,658

Health Care (10.2%)
Biotechnology (2.3%)
AbbVie, Inc.	57,549	10,226,457
Alnylam Pharmaceuticals, Inc.*	11,800	2,776,658
Argenx SE (ADR)*	7,271	4,471,665
BeiGene Ltd. (ADR)*	4,200	775,782
BioNTech SE (ADR)*	6,508	741,587
Exact Sciences Corp.*	13,600	764,184
Gilead Sciences, Inc.	99,648	9,204,486
Upstream Bio, Inc.*	18,000	295,920

		29,256,739

Health Care Equipment & Supplies (2.7%)
Boston Scientific Corp.*	164,199	14,666,255
Ceribell, Inc. (x)*	12,011	310,844
Insulet Corp.*	9,253	2,415,681
Intuitive Surgical, Inc.*	14,856	7,754,238
Masimo Corp.*	8,400	1,388,520
PROCEPT BioRobotics Corp.*	1,100	88,572
Stryker Corp.	25,129	9,047,696

		35,671,806

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.7%)
Cencora, Inc.	9,183	$2,063,236
Tenet Healthcare Corp.*	19,729	2,490,392
UnitedHealth Group, Inc.	35,638	18,027,839

		22,581,467

Life Sciences Tools & Services (0.5%)
Danaher Corp.	27,453	6,301,836

Pharmaceuticals (3.0%)
Eli Lilly and Co.	22,298	17,214,056
Merck & Co., Inc.	97,936	9,742,673
Royalty Pharma plc, Class A	46,274	1,180,450
Teva Pharmaceutical Industries Ltd. (ADR)*	136,100	2,999,644
UCB SA	38,824	7,729,484

		38,866,307

Total Health Care		132,678,155

Industrials (8.2%)
Aerospace & Defense (2.5%)
Boeing Co. (The)*	33,965	6,011,805
General Electric Co.	51,503	8,590,185
Howmet Aerospace, Inc.	38,780	4,241,369
Lockheed Martin Corp.	11,355	5,517,849
Northrop Grumman Corp.	5,079	2,383,524
RTX Corp.	13,809	1,597,977
TransDigm Group, Inc.	3,470	4,397,462

		32,740,171

Building Products (0.8%)
Fortune Brands Innovations, Inc.	7,200	491,976
Trane Technologies plc	25,709	9,495,619

		9,987,595

Construction & Engineering (0.2%)
Quanta Services, Inc.	8,340	2,635,857

Electrical Equipment (1.2%)
AMETEK, Inc.	37,417	6,744,788
Eaton Corp. plc	16,040	5,323,195
GE Vernova, Inc.	13,300	4,374,769

		16,442,752

Ground Transportation (0.9%)
CSX Corp.	95,770	3,090,498
Old Dominion Freight Line, Inc.	21,320	3,760,848
Uber Technologies, Inc.*	20,120	1,213,638
Union Pacific Corp.	14,650	3,340,786

		11,405,770

Machinery (2.4%)
Caterpillar, Inc.	13,456	4,881,299
Deere & Co.	3,640	1,542,268
Dover Corp.	29,020	5,444,152
Fortive Corp.	33,202	2,490,150
Ingersoll Rand, Inc.	64,430	5,828,338
Parker-Hannifin Corp.	13,274	8,442,662
Westinghouse Air Brake Technologies Corp.	12,990	2,462,774

		31,091,643

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	17,730	1,072,665

Professional Services (0.1%)
Dun & Bradstreet Holdings, Inc.	131,108	1,633,606

Total Industrials		107,010,059

Information Technology (30.8%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	21,899	2,420,496
Cisco Systems, Inc.	84,409	4,997,013

		7,417,509

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	21,789	1,513,246

IT Services (0.7%)
Capgemini SE	9,493	1,555,140
EPAM Systems, Inc.*	4,600	1,075,572
Gartner, Inc.*	4,200	2,034,774
MongoDB, Inc.*	17,700	4,120,737

		8,786,223

Semiconductors & Semiconductor Equipment (11.8%)
Advanced Micro Devices, Inc.*	3,000	362,370
Analog Devices, Inc.	12,853	2,730,748
Astera Labs, Inc.*	21,600	2,860,920
Broadcom, Inc.	57,160	13,251,974
Lattice Semiconductor Corp.*	12,646	716,396
Marvell Technology, Inc.	75,900	8,383,155
Micron Technology, Inc.	124,631	10,488,945
NVIDIA Corp.	706,600	94,889,314
NXP Semiconductors NV	22,037	4,580,391
ON Semiconductor Corp.*	32,409	2,043,388
Renesas Electronics Corp.*	63,700	811,541
SolarEdge Technologies, Inc. (x)*	6,754	91,854
Taiwan Semiconductor Manufacturing Co. Ltd.	389,000	12,755,266

		153,966,262

Software (9.5%)
Adobe, Inc.*	16,330	7,261,624
Autodesk, Inc.*	10,800	3,192,156
Cadence Design Systems, Inc.*	8,100	2,433,726
Elastic NV*	11,794	1,168,550
Five9, Inc.*	34,373	1,396,919
HubSpot, Inc.*	6,000	4,180,620
Intuit, Inc.	1,900	1,194,150
Microsoft Corp.	218,473	92,086,369
Oracle Corp.	4,071	678,391
Palantir Technologies, Inc., Class A*	11,400	862,182
Salesforce, Inc.	9,902	3,310,536
ServiceNow, Inc.*	1,500	1,590,180
Synopsys, Inc.*	5,475	2,657,346
Tenable Holdings, Inc.*	16,850	663,553
Workday, Inc., Class A*	3,100	799,893

		123,476,195

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (8.1%)
Apple, Inc.	411,465	$103,039,065
Dell Technologies, Inc., Class C	23,386	2,695,003

		105,734,068

Total Information Technology		400,893,503

Materials (1.9%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	7,222	2,094,669
Axalta Coating Systems Ltd.*	22,419	767,178
Balchem Corp.	3,860	629,161
Cabot Corp.	4,070	371,632
Chemours Co. (The)	26,116	441,360
Corteva, Inc.	24,415	1,390,678
Dow, Inc.	22,144	888,639
Ecolab, Inc.	10,452	2,449,113
Element Solutions, Inc.	27,547	700,520
Linde plc	13,457	5,634,042
Sherwin-Williams Co. (The)	3,130	1,063,981
Tronox Holdings plc	40,052	403,323

		16,834,296

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,352	1,214,808

Containers & Packaging (0.2%)
AptarGroup, Inc.	5,616	882,274
International Paper Co.	25,000	1,345,500

		2,227,774

Metals & Mining (0.3%)
ATI, Inc.*	7,183	395,352
First Quantum Minerals Ltd.*	47,790	616,055
Freeport-McMoRan, Inc.	21,461	817,235
Ivanhoe Mines Ltd., Class A*	45,575	540,895
Nucor Corp.	7,850	916,174
Teck Resources Ltd., Class B	9,650	391,115
Wheaton Precious Metals Corp.	12,984	730,220

		4,407,046

Total Materials		24,683,924

Real Estate (2.0%)
Health Care REITs (0.3%)
Omega Healthcare Investors, Inc. (REIT)	10,513	397,917
Ventas, Inc. (REIT)	20,423	1,202,710
Welltower, Inc. (REIT)	18,291	2,305,215

		3,905,842

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	23,457	2,479,405
Terreno Realty Corp. (REIT)	13,610	804,895

		3,284,300

Office REITs (0.1%)
COPT Defense Properties (REIT)	19,906	616,091

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	14,540	1,908,957

Residential REITs (0.2%)
Invitation Homes, Inc. (REIT)	49,330	1,577,080
Mid-America Apartment Communities, Inc. (REIT)	6,640	1,026,345
Sun Communities, Inc. (REIT)	4,300	528,771

		3,132,196

Retail REITs (0.2%)
Curbline Properties Corp. (REIT)	24,742	574,509
Macerich Co. (The) (REIT)	47,500	946,200
NNN REIT, Inc. (REIT)	17,100	698,535
Tanger, Inc. (REIT)	23,900	815,707

		3,034,951

Specialized REITs (0.8%)
American Tower Corp. (REIT)	18,991	3,483,139
Crown Castle, Inc. (REIT)	2,199	199,581
CubeSmart (REIT)	26,001	1,114,143
Digital Realty Trust, Inc. (REIT)	9,388	1,664,774
Equinix, Inc. (REIT)	3,141	2,961,618
Extra Space Storage, Inc. (REIT)	388	58,045
Four Corners Property Trust, Inc. (REIT)	12,200	331,108
Public Storage (REIT)	3,059	915,987

		10,728,395

Total Real Estate		26,610,732

Utilities (2.3%)
Electric Utilities (1.5%)
Constellation Energy Corp.	9,236	2,066,186
Duke Energy Corp.	6,210	669,065
Edison International	24,860	1,984,822
Entergy Corp.	31,510	2,389,088
Evergy, Inc.	10,040	617,962
Eversource Energy	11,210	643,790
Exelon Corp.	23,900	899,596
FirstEnergy Corp.	29,000	1,153,620
NextEra Energy, Inc.	46,130	3,307,060
NRG Energy, Inc.	2,893	261,007
PG&E Corp.	146,270	2,951,729
Southern Co. (The)	12,560	1,033,939
Xcel Energy, Inc.	21,210	1,432,099

		19,409,963

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	60,100	773,487
Vistra Corp.	11,800	1,626,866

		2,400,353

Multi-Utilities (0.6%)
Ameren Corp.	13,120	1,169,517
CenterPoint Energy, Inc.	42,580	1,351,064
NiSource, Inc.	33,890	1,245,796
Public Service Enterprise Group, Inc.	15,610	1,318,889
Sempra	37,570	3,295,640

		8,380,906

Total Utilities		30,191,222

Total Common Stocks (98.6%) (Cost $800,302,435)		1,284,061,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (0.4%)iShares Core S&P 500 ETF	8,100	$4,768,308

Total Exchange Traded Funds (0.4%) (Cost $4,912,932)		4,768,308

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	25,000	25,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	945,444	945,444

Total Investment Companies		970,444

Total Short-Term Investments (0.1%) (Cost $970,444)		970,444

Total Investments in Securities (99.1%) (Cost $806,185,811)		1,289,800,126

Other Assets Less Liabilities (0.9%)		11,752,537

Net Assets (100%)		$1,301,552,663

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $357,123 or 0.0% of net assets.

(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $1,742,420. This was collateralized by $823,198 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 1/31/25 - 5/15/54 and by cash of $970,444 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	402,593	JPY	63,533,542	UBS AG	1/6/2025	(1,336)
USD	98,420	JPY	15,533,604	UBS AG	1/7/2025	(351)

Net unrealized depreciation						(1,687)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$122,771,455	$7,327,140	$—	$130,098,595
Consumer Discretionary	147,086,948	—	—	147,086,948
Consumer Staples	71,320,662	768,347	—	72,089,009
Energy	37,109,100	1,866,469	—	38,975,569
Financials	166,950,332	6,793,326	—	173,743,658
Health Care	124,948,671	7,729,484	—	132,678,155
Industrials	107,010,059	—	—	107,010,059
Information Technology	385,771,556	15,121,947	—	400,893,503
Materials	24,683,924	—	—	24,683,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Real Estate	$26,610,732	$—	$—	$26,610,732
Utilities	30,191,222	—	—	30,191,222
Exchange Traded Funds	4,768,308	—	—	4,768,308
Short-Term Investments
Investment Companies	970,444	—	—	970,444

Total Assets	$1,250,193,413	$39,606,713	$—	$1,289,800,126

Liabilities:
Forward Currency Contracts	$—	$(1,687)	$—	$(1,687)

Total Liabilities	$—	$(1,687)	$—	$(1,687)

Total	$1,250,193,413	$39,605,026	$—	$1,289,798,439

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(1,687)

Total		$(1,687)

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$7,127	$7,127

Total	$7,127	$7,127

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(1,687)	$(1,687)

Total	$(1,687)	$(1,687)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$22,000
Average settlement value sold — in USD	501,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
UBS AG	$1,687	$—	$—	$1,687

Total	$1,687	$—	$—	$1,687

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$656,962,652
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$738,402,080

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 6%)*	Net Proceeds of Sales and Redemptions (affiliated 6%)*	Net Realized Gain (Loss)
$ 38,659,867	$43,268,881	$5,031,288

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$507,806,618
Aggregate gross unrealized depreciation	(25,917,645)

Net unrealized appreciation	$481,888,973

Federal income tax cost of investments in securities and derivative instruments, if applicable	$807,909,466

For the year ended December 31, 2024, the Portfolio incurred approximately $33,739 as brokerage commissions with National Financial Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $806,185,811)	$1,289,800,126
Cash	6,790,191
Foreign cash (Cost $168,095)	170,457
Receivable for securities sold	13,814,459
Dividends, interest and other receivables	870,791
Receivable for Portfolio shares sold	298,076
Due from Custodian	146,866
Securities lending income receivable	1,526
Other assets	6,611

Total assets	1,311,899,103

LIABILITIES
Payable for securities purchased	8,020,002
Payable for return of collateral on securities loaned	970,444
Investment management fees payable	557,497
Payable for Portfolio shares repurchased	313,485
Distribution fees payable – Class IB	281,500
Administrative fees payable	102,758
Accrued India taxes	13,283
Unrealized depreciation on forward foreign currency contracts	1,687
Accrued expenses	85,784

Total liabilities	10,346,440

Commitments and contingent liabilities^
NET ASSETS	$1,301,552,663

Net assets were comprised of:
Paid in capital	$787,683,814
Total distributable earnings (loss)	513,868,849

Net assets	$1,301,552,663

Class IB
Net asset value, offering and redemption price per share, $1,296,881,945 / 21,790,196 shares outstanding (unlimited amount authorized: $0.01 par value)	$59.52

Class K
Net asset value, offering and redemption price per share, $4,670,718 / 75,343 shares outstanding (unlimited amount authorized: $0.01 par value)	$61.99

(x)	Includes value of securities on loan of $1,742,420.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $160,156 foreign withholding tax)	$14,483,462
Interest	449,022
Securities lending (net)	15,489

Total income	14,947,973

EXPENSES
Investment management fees	6,507,197
Distribution fees – Class IB	3,094,616
Administrative fees	1,138,595
Custodian fees	138,100
Professional fees	118,486
Printing and mailing expenses	115,875
Trustees’ fees	39,837
Miscellaneous	23,707

Gross expenses	11,176,413
Less: Waiver from investment manager	(382,489)

Net expenses	10,793,924

NET INVESTMENT INCOME (LOSS)	4,154,049

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $12,329 on realized gain on investments)	110,217,714
Forward foreign currency contracts	7,127
Foreign currency transactions	(14,690)

Net realized gain (loss)	110,210,151

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $3,732 on unrealized appreciation on investments)	152,182,704
Forward foreign currency contracts	(1,687)
Foreign currency translations	(25,368)

Net change in unrealized appreciation (depreciation)	152,155,649

NET REALIZED AND UNREALIZED GAIN (LOSS)	262,365,800

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$266,519,849

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,154,049	$4,437,556
Net realized gain (loss)	110,210,151	31,310,111
Net change in unrealized appreciation (depreciation)	152,155,649	238,191,429

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	266,519,849	273,939,096

Distributions to shareholders:
Class IB	(89,899,235)	(28,693,231)
Class K	(320,270)	(77,825)

Total distributions to shareholders	(90,219,505)	(28,771,056)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,129,444 and 918,537 shares, respectively ]	66,859,082	43,009,288
Capital shares issued in reinvestment of dividends and distributions [ 1,464,379 and 570,066 shares, respectively ]	89,899,235	28,693,231
Capital shares repurchased [ (2,500,969) and (2,085,754) shares, respectively ]	(147,216,830)	(97,514,627)

Total Class IB transactions	9,541,487	(25,812,108)

Class K
Capital shares sold [ 17,662 and 25,064 shares, respectively ]	1,140,248	1,218,378
Capital shares issued in reinvestment of dividends and distributions [ 5,010 and 1,489 shares, respectively ]	320,270	77,825
Capital shares repurchased [ (1,802) and (8,850) shares ]	(107,924)	(436,627)

Total Class K transactions	1,352,594	859,576

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,894,081	(24,952,532)

TOTAL INCREASE (DECREASE) IN NET ASSETS	187,194,425	220,215,508
NET ASSETS:
Beginning of year	1,114,358,238	894,142,730

End of year	$1,301,552,663	$1,114,358,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$51.23		$40.04		$54.08		$48.20		$39.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.20		0.21		0.18	(bb)	0.28	(1)
Net realized and unrealized gain (loss)	12.46		12.34		(11.54)		11.80		10.14

Total from investment operations	12.66		12.54		(11.33)		11.98		10.42

Less distributions:
Dividends from net investment income	(0.22)		(0.21)		(0.23)		(0.21)		(0.30)
Distributions from net realized gains	(4.15)		(1.14)		(2.48)		(5.89)		(1.79)

Total dividends and distributions	(4.37)		(1.35)		(2.71)		(6.10)		(2.09)

Net asset value, end of year	$59.52		$51.23		$40.04		$54.08		$48.20

Total return	24.51%		31.38%		(21.06)%		25.22%		26.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,296,882		$1,111,461		$892,616		$1,133,781		$959,968
Ratio of expenses to average net assets:
After waivers (f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (f)	0.90%		0.91%		0.91%		0.90%		0.92%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.33%		0.44%		0.46%		0.33	%(cc)	0.68	%(aa)
Before waivers (f)	0.30%		0.40%		0.43%		0.30	%(cc)	0.63	%(aa)
Portfolio turnover rate^	54%		44%		54%		53%		88%

	Year Ended December 31,
Class K	2024		2023		2022		2021		2020
Net asset value, beginning of year	$53.19		$41.52		$55.96		$49.68		$41.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.36		0.34		0.33		0.33	(bb)	0.39
Net realized and unrealized gain (loss)	12.96		12.80		(11.94)		12.18		10.46

Total from investment operations	13.32		13.14		(11.61)		12.51		10.85

Less distributions:
Dividends from net investment income	(0.37)		(0.33)		(0.35)		(0.34)		(0.40)
Distributions from net realized gains	(4.15)		(1.14)		(2.48)		(5.89)		(1.79)

Total dividends and distributions	(4.52)		(1.47)		(2.83)		(6.23)		(2.19)

Net asset value, end of year	$61.99		$53.19		$41.52		$55.96		$49.68

Total return	24.84%		31.70%		(20.87)%		25.53%		26.64%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,671		$2,898		$1,527		$2,802		$2,283
Ratio of expenses to average net assets:
After waivers (f)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)
Before waivers (f)	0.65%		0.66%		0.66%		0.65%		0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.59%		0.71%		0.70%		0.58	%(cc)	0.93	%(aa)
Before waivers (f)	0.56%		0.66%		0.66%		0.55	%(cc)	0.88	%(aa)
Portfolio turnover rate^	54%		44%		54%		53%		88%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23 and $0.34 for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB and 0.62% for Class K.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.13% lower.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.13 and $0.28 for Class IB and Class K, respectively.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.09% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	10,069	$229,271
Verizon Communications, Inc.	5,899	235,901

		465,172

Entertainment (0.3%)
Electronic Arts, Inc.	342	50,034
Live Nation Entertainment, Inc.*	224	29,008
Netflix, Inc.*	600	534,792
Take-Two Interactive Software, Inc.*	223	41,050
Walt Disney Co. (The)	2,529	281,604
Warner Bros Discovery, Inc.*	3,112	32,894

		969,382

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A	8,191	1,550,556
Alphabet, Inc., Class C	6,670	1,270,235
Match Group, Inc.*	393	12,855
Meta Platforms, Inc., Class A	3,056	1,789,319

		4,622,965

Media (0.1%)
Charter Communications, Inc., Class A*	140	47,988
Comcast Corp., Class A	5,371	201,574
Fox Corp., Class A	325	15,789
Fox Corp., Class B	199	9,102
Interpublic Group of Cos., Inc. (The)	530	14,851
News Corp., Class A	536	14,761
News Corp., Class B	170	5,173
Omnicom Group, Inc.	271	23,317
Paramount Global, Class B(x)	688	7,196

		339,751

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	680	150,096

Total Communication Services		6,547,366

Consumer Discretionary (2.7%)
Automobile Components (0.0%)†
Aptiv plc*	315	19,051
BorgWarner, Inc.	333	10,586

		29,637

Automobiles (0.6%)
Ford Motor Co.	5,507	54,519
General Motors Co.	1,522	81,077
Tesla, Inc.*	3,915	1,581,034

		1,716,630

Broadline Retail (1.0%)
Amazon.com, Inc.*	13,118	2,877,958
eBay, Inc.	646	40,020

		2,917,978

Distributors (0.0%)†
Genuine Parts Co.	199	23,235
LKQ Corp.	370	13,597
Pool Corp.	55	18,752

		55,584

Hotels, Restaurants & Leisure (0.5%)
Airbnb, Inc., Class A*	593	77,926
Booking Holdings, Inc.	47	233,516
Caesars Entertainment, Inc.*	304	10,160
Carnival Corp.*	1,418	35,337
Chipotle Mexican Grill, Inc.*	1,893	114,148
Darden Restaurants, Inc.	171	31,924
Domino’s Pizza, Inc.	50	20,988
Expedia Group, Inc.*	178	33,167
Hilton Worldwide Holdings, Inc.	334	82,551
Las Vegas Sands Corp.	513	26,348
Marriott International, Inc., Class A	317	88,424
McDonald’s Corp.	1,001	290,180
MGM Resorts International*	352	12,197
Norwegian Cruise Line Holdings Ltd.*	573	14,743
Royal Caribbean Cruises Ltd.	347	80,049
Starbucks Corp.	1,590	145,087
Wynn Resorts Ltd.	133	11,459
Yum! Brands, Inc.	395	52,993

		1,361,197

Household Durables (0.1%)
DR Horton, Inc.	417	58,305
Garmin Ltd.	216	44,552
Lennar Corp., Class A	346	47,184
Mohawk Industries, Inc.*	73	8,696
NVR, Inc.*	4	32,716
PulteGroup, Inc.	294	32,017

		223,470

Leisure Products (0.0%)†
Hasbro, Inc.	182	10,176

Specialty Retail (0.4%)
AutoZone, Inc.*	24	76,848
Best Buy Co., Inc.	276	23,681
CarMax, Inc.*	222	18,151
Home Depot, Inc. (The)	1,387	539,529
Lowe’s Cos., Inc.	787	194,231
O’Reilly Automotive, Inc.*	80	94,864
Ross Stores, Inc.	473	71,551
TJX Cos., Inc. (The)	1,590	192,088
Tractor Supply Co.	755	40,060
Ulta Beauty, Inc.*	67	29,140

		1,280,143

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	216	43,867
Lululemon Athletica, Inc.*	161	61,568
NIKE, Inc., Class B	1,654	125,158
Ralph Lauren Corp.	58	13,397
Tapestry, Inc.	323	21,102

		265,092

Total Consumer Discretionary		7,859,907

Consumer Staples (1.3%)
Beverages (0.3%)
Brown-Forman Corp., Class B	256	9,723
Coca-Cola Co. (The)	5,445	339,005
Constellation Brands, Inc., Class A	212	46,852
Keurig Dr Pepper, Inc.	1,533	49,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B	266	$15,247
Monster Beverage Corp.*	996	52,350
PepsiCo, Inc.	1,931	293,628

		806,045

Consumer Staples Distribution & Retail (0.5%)
Costco Wholesale Corp.	620	568,088
Dollar General Corp.	304	23,049
Dollar Tree, Inc.*	294	22,032
Kroger Co. (The)	940	57,481
Sysco Corp.	706	53,981
Target Corp.	650	87,867
Walgreens Boots Alliance, Inc.(x)	1,021	9,526
Walmart, Inc.	6,083	549,599

		1,371,623

Food Products (0.1%)
Archer-Daniels-Midland Co.	694	35,061
Bunge Global SA	199	15,474
Campbell’s Co. (The)	272	11,391
Conagra Brands, Inc.	669	18,565
General Mills, Inc.	793	50,570
Hershey Co. (The)	207	35,055
Hormel Foods Corp.	401	12,579
J M Smucker Co. (The)	149	16,408
Kellanova	370	29,959
Kraft Heinz Co. (The)	1,186	36,422
Lamb Weston Holdings, Inc.	203	13,566
McCormick & Co., Inc. (Non-Voting)	346	26,379
Mondelez International, Inc., Class A	1,886	112,651
Tyson Foods, Inc., Class A	399	22,919

		436,999

Household Products (0.3%)
Church & Dwight Co., Inc.	343	35,916
Clorox Co. (The)	174	28,259
Colgate-Palmolive Co.	1,152	104,728
Kimberly-Clark Corp.	472	61,851
Procter & Gamble Co. (The)	3,294	552,239

		782,993

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	327	24,519
Kenvue, Inc.	2,689	57,410

		81,929

Tobacco (0.1%)
Altria Group, Inc.	2,346	122,673
Philip Morris International, Inc.	2,183	262,724

		385,397

Total Consumer Staples		3,864,986

Energy (0.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,401	57,469
Halliburton Co.	1,243	33,797
Schlumberger NV	2,007	76,949

		168,215

Oil, Gas & Consumable Fuels (0.7%)
APA Corp.	506	11,684
Chevron Corp.	2,352	340,664
ConocoPhillips	1,802	178,704
Coterra Energy, Inc.	1,068	27,277
Devon Energy Corp.	888	29,064
Diamondback Energy, Inc.	273	44,726
EOG Resources, Inc.	774	94,877
EQT Corp.	808	37,257
Exxon Mobil Corp.	6,150	661,555
Hess Corp.	386	51,342
Kinder Morgan, Inc.	2,706	74,144
Marathon Petroleum Corp.	443	61,798
Occidental Petroleum Corp.	934	46,149
ONEOK, Inc.	820	82,328
Phillips 66	595	67,788
Targa Resources Corp.	311	55,514
Texas Pacific Land Corp.	27	29,861
Valero Energy Corp.	429	52,591
Williams Cos., Inc. (The)	1,711	92,599

		2,039,922

Total Energy		2,208,137

Financials (3.3%)
Banks (0.8%)
Bank of America Corp.	9,392	412,778
Citigroup, Inc.	2,628	184,985
Citizens Financial Group, Inc.	639	27,963
Fifth Third Bancorp	969	40,969
Huntington Bancshares, Inc.	2,071	33,695
JPMorgan Chase & Co.	3,950	946,855
KeyCorp	1,324	22,693
M&T Bank Corp.	234	43,994
PNC Financial Services Group, Inc. (The)	557	107,418
Regions Financial Corp.	1,290	30,341
Truist Financial Corp.	1,879	81,511
US Bancorp	2,191	104,796
Wells Fargo & Co.	4,646	326,335

		2,364,333

Capital Markets (0.8%)
Ameriprise Financial, Inc.	139	74,008
Bank of New York Mellon Corp. (The)	999	76,753
Blackrock, Inc.	203	208,097
Blackstone, Inc.	1,004	173,110
Cboe Global Markets, Inc.	150	29,310
Charles Schwab Corp. (The)	2,096	155,125
CME Group, Inc.	506	117,508
FactSet Research Systems, Inc.	54	25,935
Goldman Sachs Group, Inc. (The)	438	250,808
Intercontinental Exchange, Inc.	805	119,953
Invesco Ltd.	641	11,205
KKR & Co., Inc.	935	138,296
MarketAxess Holdings, Inc.	53	11,980
Moody’s Corp.	221	104,615
Morgan Stanley	1,728	217,244
MSCI, Inc.	111	66,601
Nasdaq, Inc.	579	44,763
Northern Trust Corp.	287	29,418

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Raymond James Financial, Inc.	262	$40,696
S&P Global, Inc.	442	220,129
State Street Corp.	423	41,517
T. Rowe Price Group, Inc.	311	35,171

		2,192,242

Consumer Finance (0.1%)
American Express Co.	783	232,386
Capital One Financial Corp.	537	95,758
Discover Financial Services	352	60,977
Synchrony Financial	564	36,660

		425,781

Financial Services (1.1%)
Apollo Global Management, Inc.	623	102,895
Berkshire Hathaway, Inc., Class B*	2,567	1,163,570
Corpay, Inc.*	99	33,503
Fidelity National Information Services, Inc.	737	59,527
Fiserv, Inc.*	791	162,487
Global Payments, Inc.	357	40,005
Jack Henry & Associates, Inc.	102	17,881
Mastercard, Inc., Class A	1,146	603,449
PayPal Holdings, Inc.*	1,422	121,368
Visa, Inc., Class A	2,418	764,185

		3,068,870

Insurance (0.5%)
Aflac, Inc.	686	70,960
Allstate Corp. (The)	371	71,525
American International Group, Inc.	874	63,627
Aon plc, Class A	305	109,544
Arch Capital Group Ltd.	525	48,484
Arthur J Gallagher & Co.	307	87,142
Assurant, Inc.	72	15,352
Brown & Brown, Inc.	332	33,871
Chubb Ltd.	523	144,505
Cincinnati Financial Corp.	215	30,895
Erie Indemnity Co., Class A	33	13,604
Everest Group Ltd.	61	22,110
Globe Life, Inc.	118	13,159
Hartford Financial Services Group, Inc. (The)	410	44,854
Loews Corp.	255	21,596
Marsh & McLennan Cos., Inc.	695	147,625
MetLife, Inc.	791	64,767
Principal Financial Group, Inc.	303	23,455
Progressive Corp. (The)	822	196,959
Prudential Financial, Inc.	505	59,858
Travelers Cos., Inc. (The)	320	77,085
W.R. Berkley Corp.	426	24,929
Willis Towers Watson plc	142	44,480

		1,430,386

Total Financials		9,481,612

Health Care (2.4%)
Biotechnology (0.4%)
AbbVie, Inc.	2,480	440,696
Amgen, Inc.	751	195,741
Biogen, Inc.*	204	31,196
Gilead Sciences, Inc.	1,757	162,294
Incyte Corp.*	206	14,229
Moderna, Inc.*	469	19,501
Regeneron Pharmaceuticals, Inc.*	149	106,137
Vertex Pharmaceuticals, Inc.*	362	145,777

		1,115,571

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	2,443	276,328
Align Technology, Inc.*	98	20,434
Baxter International, Inc.	720	20,995
Becton Dickinson & Co.	406	92,109
Boston Scientific Corp.*	2,065	184,446
Cooper Cos., Inc. (The)*	279	25,648
Dexcom, Inc.*	558	43,396
Edwards Lifesciences Corp.*	846	62,629
GE HealthCare Technologies, Inc.	641	50,113
Hologic, Inc.*	333	24,006
IDEXX Laboratories, Inc.*	117	48,372
Insulet Corp.*	98	25,585
Intuitive Surgical, Inc.*	497	259,414
Medtronic plc	1,782	142,346
ResMed, Inc.	206	47,110
Solventum Corp.*	199	13,146
STERIS plc	137	28,162
Stryker Corp.	476	171,384
Teleflex, Inc.	66	11,747
Zimmer Biomet Holdings, Inc.	290	30,633

		1,578,003

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	343	40,567
Cencora, Inc.	249	55,946
Centene Corp.*	683	41,376
Cigna Group (The)	392	108,247
CVS Health Corp.	1,763	79,141
DaVita, Inc.*	73	10,917
Elevance Health, Inc.	326	120,262
HCA Healthcare, Inc.	252	75,638
Henry Schein, Inc.*	186	12,871
Humana, Inc.	168	42,623
Labcorp Holdings, Inc.	119	27,289
McKesson Corp.	176	100,304
Molina Healthcare, Inc.*	82	23,866
Quest Diagnostics, Inc.	156	23,534
UnitedHealth Group, Inc.	1,292	653,571
Universal Health Services, Inc., Class B	84	15,071

		1,431,223

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	412	55,348
Bio-Techne Corp.	221	15,919
Charles River Laboratories International, Inc.*	72	13,291
Danaher Corp.	896	205,677
IQVIA Holdings, Inc.*	235	46,180
Mettler-Toledo International, Inc.*	30	36,711
Revvity, Inc.	176	19,643
Thermo Fisher Scientific, Inc.	536	278,843
Waters Corp.*	83	30,791
West Pharmaceutical Services, Inc.	102	33,411

		735,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	2,847	$161,026
Eli Lilly and Co.	1,104	852,288
Johnson & Johnson	3,360	485,923
Merck & Co., Inc.	3,557	353,851
Pfizer, Inc.	7,958	211,126
Viatris, Inc.	1,716	21,364
Zoetis, Inc.	641	104,438

		2,190,016

Total Health Care		7,050,627

Industrials (2.0%)
Aerospace & Defense (0.5%)
Axon Enterprise, Inc.*	104	61,809
Boeing Co. (The)*	1,048	185,496
General Dynamics Corp.	356	93,802
General Electric Co.	1,521	253,688
Howmet Aerospace, Inc.	577	63,107
Huntington Ingalls Industries, Inc.	55	10,393
L3Harris Technologies, Inc.	266	55,934
Lockheed Martin Corp.	291	141,409
Northrop Grumman Corp.	195	91,512
RTX Corp.	1,867	216,049
Textron, Inc.	268	20,499
TransDigm Group, Inc.	79	100,115

		1,293,813

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	164	16,945
Expeditors International of Washington, Inc.	198	21,932
FedEx Corp.	320	90,026
United Parcel Service, Inc., Class B	1,021	128,748

		257,651

Building Products (0.1%)
A.O. Smith Corp.	177	12,073
Allegion plc	128	16,727
Builders FirstSource, Inc.*	171	24,441
Carrier Global Corp.	1,168	79,728
Johnson Controls International plc	951	75,063
Lennox International, Inc.	46	28,028
Masco Corp.	309	22,424
Trane Technologies plc	318	117,453

		375,937

Commercial Services & Supplies (0.1%)
Cintas Corp.	484	88,427
Copart, Inc.*	1,229	70,532
Republic Services, Inc.	287	57,739
Rollins, Inc.	394	18,262
Veralto Corp.	343	34,935
Waste Management, Inc.	513	103,518

		373,413

Construction & Engineering (0.0%)†
Quanta Services, Inc.	205	64,790

Electrical Equipment (0.2%)
AMETEK, Inc.	323	58,224
Eaton Corp. plc	551	182,860
Emerson Electric Co.	803	99,516
GE Vernova, Inc.	382	125,651
Generac Holdings, Inc.*	87	13,489
Hubbell, Inc., Class B	75	31,417
Rockwell Automation, Inc.	159	45,441

		556,598

Ground Transportation (0.2%)
CSX Corp.	2,751	88,775
JB Hunt Transport Services, Inc.	114	19,455
Norfolk Southern Corp.	317	74,400
Old Dominion Freight Line, Inc.	265	46,746
Uber Technologies, Inc.*	2,934	176,979
Union Pacific Corp.	840	191,553

		597,908

Industrial Conglomerates (0.1%)
3M Co.	749	96,689
Honeywell International, Inc.	915	206,689

		303,378

Machinery (0.4%)
Caterpillar, Inc.	673	244,137
Cummins, Inc.	192	66,931
Deere & Co.	354	149,990
Dover Corp.	171	32,079
Fortive Corp.	494	37,050
IDEX Corp.	106	22,185
Illinois Tool Works, Inc.	382	96,860
Ingersoll Rand, Inc.	567	51,291
Nordson Corp.	76	15,902
Otis Worldwide Corp.	570	52,788
PACCAR, Inc.	736	76,559
Parker-Hannifin Corp.	181	115,121
Pentair plc	231	23,248
Snap-on, Inc.	74	25,121
Stanley Black & Decker, Inc.	216	17,343
Westinghouse Air Brake Technologies Corp.	230	43,606
Xylem, Inc.	340	39,447

		1,109,658

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	906	54,813
Southwest Airlines Co.	857	28,812
United Airlines Holdings, Inc.*	458	44,472

		128,097

Professional Services (0.2%)
Automatic Data Processing, Inc.	575	168,320
Broadridge Financial Solutions, Inc.	166	37,531
Dayforce, Inc.*	215	15,618
Equifax, Inc.	174	44,344
Jacobs Solutions, Inc.	176	23,517
Leidos Holdings, Inc.	190	27,371
Paychex, Inc.	451	63,239
Paycom Software, Inc.	68	13,938
Verisk Analytics, Inc.	201	55,361

		449,239

Trading Companies & Distributors (0.1%)
Fastenal Co.	804	57,816
United Rentals, Inc.	94	66,217

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
W.W. Grainger, Inc.	60	$63,243

		187,276

Total Industrials		5,697,758

Information Technology (7.8%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	1,456	160,932
Cisco Systems, Inc.	5,596	331,283
F5, Inc.*	84	21,123
Juniper Networks, Inc.	459	17,190
Motorola Solutions, Inc.	234	108,162

		638,690

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	1,687	117,162
CDW Corp.	189	32,894
Corning, Inc.	1,083	51,464
Jabil, Inc.	169	24,319
Keysight Technologies, Inc.*	245	39,354
TE Connectivity plc	401	57,331
Teledyne Technologies, Inc.*	67	31,097
Trimble, Inc.*	343	24,236
Zebra Technologies Corp., Class A*	72	27,808

		405,665

IT Services (0.3%)
Accenture plc, Class A	873	307,113
Akamai Technologies, Inc.*	220	21,043
Cognizant Technology Solutions Corp., Class A	696	53,522
EPAM Systems, Inc.*	81	18,940
Gartner, Inc.*	109	52,807
GoDaddy, Inc., Class A*	198	39,079
International Business Machines Corp.	1,290	283,581
VeriSign, Inc.*	122	25,249

		801,334

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.*	2,270	274,193
Analog Devices, Inc.	696	147,872
Applied Materials, Inc.	1,145	186,212
Broadcom, Inc.	6,549	1,518,320
Enphase Energy, Inc.*	193	13,255
First Solar, Inc.*	150	26,436
Intel Corp.	5,978	119,859
KLA Corp.	189	119,093
Lam Research Corp.	1,791	129,364
Microchip Technology, Inc.	759	43,529
Micron Technology, Inc.	1,552	130,616
Monolithic Power Systems, Inc.	68	40,236
NVIDIA Corp.	34,394	4,618,770
NXP Semiconductors NV	358	74,410
ON Semiconductor Corp.*	602	37,956
QUALCOMM, Inc.	1,558	239,340
Skyworks Solutions, Inc.	225	19,953
Teradyne, Inc.	219	27,577
Texas Instruments, Inc.	1,279	239,825

		8,006,816

Software (2.5%)
Adobe, Inc.*	615	273,478
ANSYS, Inc.*	123	41,492
Autodesk, Inc.*	300	88,671
Cadence Design Systems, Inc.*	382	114,776
Crowdstrike Holdings, Inc., Class A*	324	110,860
Fair Isaac Corp.*	33	65,701
Fortinet, Inc.*	890	84,087
Gen Digital, Inc.	774	21,192
Intuit, Inc.	394	247,629
Microsoft Corp.	10,424	4,393,716
Oracle Corp.	2,259	376,440
Palantir Technologies, Inc., Class A*	2,875	217,436
Palo Alto Networks, Inc.*	926	168,495
PTC, Inc.*	166	30,522
Roper Technologies, Inc.	150	77,977
Salesforce, Inc.	1,342	448,671
ServiceNow, Inc.*	288	305,315
Synopsys, Inc.*	214	103,867
Tyler Technologies, Inc.*	60	34,598
Workday, Inc., Class A*	298	76,893

		7,281,816

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	21,187	5,305,649
Dell Technologies, Inc., Class C	427	49,207
Hewlett Packard Enterprise Co.	1,829	39,049
HP, Inc.	1,302	42,484
NetApp, Inc.	291	33,779
Seagate Technology Holdings plc	314	27,101
Super Micro Computer, Inc. (x)*	710	21,641
Western Digital Corp.*	509	30,352

		5,549,262

Total Information Technology		22,683,583

Materials (0.4%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	312	90,493
Albemarle Corp.	165	14,203
Celanese Corp.	140	9,689
CF Industries Holdings, Inc.	257	21,927
Corteva, Inc.	979	55,764
Dow, Inc.	988	39,648
DuPont de Nemours, Inc.	587	44,759
Eastman Chemical Co.	169	15,433
Ecolab, Inc.	357	83,652
FMC Corp.	172	8,361
International Flavors & Fragrances, Inc.	359	30,354
Linde plc	663	277,578
LyondellBasell Industries NV, Class A	362	26,886
Mosaic Co. (The)	451	11,086
PPG Industries, Inc.	331	39,538
Sherwin-Williams Co. (The)	328	111,497

		880,868

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	87	44,935
Vulcan Materials Co.	186	47,845

		92,780

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Containers & Packaging (0.0%)†
Amcor plc	2,030	$19,102
Avery Dennison Corp.	113	21,146
Ball Corp.	436	24,037
International Paper Co.	488	26,264
Packaging Corp. of America	126	28,366
Smurfit WestRock plc	718	38,672

		157,587

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,017	76,807
Newmont Corp.	1,611	59,961
Nucor Corp.	337	39,331
Steel Dynamics, Inc.	207	23,613

		199,712

Total Materials		1,330,947

Real Estate (0.5%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	220	21,461
Healthpeak Properties, Inc. (REIT)	988	20,027
Ventas, Inc. (REIT)	568	33,449
Welltower, Inc. (REIT)	826	104,101

		179,038

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	984	17,240

Industrial REITs (0.0%)†
Prologis, Inc. (REIT)	1,300	137,410

Office REITs (0.0%)†
BXP, Inc. (REIT)	203	15,095

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	429	56,323
CoStar Group, Inc.*	575	41,164

		97,487

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	199	43,774
Camden Property Trust (REIT)	150	17,406
Equity Residential (REIT)	484	34,732
Essex Property Trust, Inc. (REIT)	90	25,690
Invitation Homes, Inc. (REIT)	804	25,704
Mid-America Apartment Communities, Inc. (REIT)	164	25,349
UDR, Inc. (REIT)	425	18,449

		191,104

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	105	11,755
Kimco Realty Corp. (REIT)	943	22,095
Realty Income Corp. (REIT)	1,223	65,320
Regency Centers Corp. (REIT)	230	17,004
Simon Property Group, Inc. (REIT)	420	72,328

		188,502

Specialized REITs (0.2%)
American Tower Corp. (REIT)	659	120,867
Crown Castle, Inc. (REIT)	610	55,364
Digital Realty Trust, Inc. (REIT)	434	76,961
Equinix, Inc. (REIT)	137	129,176
Extra Space Storage, Inc. (REIT)	297	44,431
Iron Mountain, Inc. (REIT)	412	43,305
Public Storage (REIT)	222	66,476
SBA Communications Corp. (REIT)	151	30,774
VICI Properties, Inc. (REIT), Class A	1,468	42,880
Weyerhaeuser Co. (REIT)	1,024	28,826

		639,060

Total Real Estate		1,464,936

Utilities (0.6%)
Electric Utilities (0.4%)
Alliant Energy Corp.	360	21,290
American Electric Power Co., Inc.	746	68,804
Constellation Energy Corp.	443	99,104
Duke Energy Corp.	1,084	116,790
Edison International	543	43,353
Entergy Corp.	590	44,734
Evergy, Inc.	323	19,881
Eversource Energy	491	28,198
Exelon Corp.	1,404	52,847
FirstEnergy Corp.	727	28,920
NextEra Energy, Inc.	2,885	206,826
NRG Energy, Inc.	293	26,434
PG&E Corp.	3,001	60,560
Pinnacle West Capital Corp.	160	13,563
PPL Corp.	1,038	33,693
Southern Co. (The)	1,535	126,361
Xcel Energy, Inc.	832	56,177

		1,047,535

Gas Utilities (0.0%)†
Atmos Energy Corp.	212	29,525

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	988	12,716
Vistra Corp.	484	66,729

		79,445

Multi-Utilities (0.2%)
Ameren Corp.	369	32,893
CenterPoint Energy, Inc.	898	28,493
CMS Energy Corp.	409	27,260
Consolidated Edison, Inc.	486	43,366
Dominion Energy, Inc.	1,177	63,393
DTE Energy Co.	288	34,776
NiSource, Inc.	630	23,159
Public Service Enterprise Group, Inc.	696	58,805
Sempra	889	77,983
WEC Energy Group, Inc.	444	41,754

		431,882

Water Utilities (0.0%)†
American Water Works Co., Inc.	272	33,861

Total Utilities		1,622,248

Total Common Stocks (24.0%) (Cost $37,440,885)		69,812,107

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.2%)
iShares Core MSCI EAFE ETF	950,318	$66,788,349
iShares Core S&P Mid-Cap ETF(x)	192,904	12,019,848
iShares Russell 2000 ETF	53,278	11,772,307

Total Exchange Traded Funds (31.2%) (Cost $74,277,572)		90,580,504

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (43.6%)
U.S. Treasury Notes
2.250%, 2/15/27	$1,182,900	1,135,074
2.375%, 5/15/27	17,697,000	16,947,175
0.500%, 10/31/27	4,959,000	4,462,514
1.000%, 7/31/28	9,958,000	8,863,287
2.875%, 8/15/28	15,232,000	14,486,462
1.250%, 9/30/28	13,372,500	11,948,556
1.375%, 10/31/28	11,537,500	10,331,081
3.125%, 8/31/29	9,150,500	8,666,645
3.875%, 9/30/29	9,088,000	8,888,883
0.625%, 8/15/30	23,235,500	18,871,718
1.125%, 2/15/31	10,342,500	8,531,850
1.625%, 5/15/31	16,028,200	13,519,407

Total U.S. Treasury Obligations		126,652,652

Total Long-Term Debt Securities (43.6%) (Cost $128,171,516)		126,652,652

Total Investments in Securities (98.8%) (Cost $239,889,973)		287,045,263
Other Assets Less Liabilities (1.2%)		3,352,130

Net Assets (100%)		$290,397,393

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)

All or a portion of security is on loan at December 31, 2024. The Portfolio had loaned securities with a total value of $1,952,845. This was collateralized by $1,997,015 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 1/31/25 - 5/15/54.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Micro E-Mini Index	23	3/2025	USD	682,611	(25,263)

					(25,263)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,547,366	$—	$—	$6,547,366
Consumer Discretionary	7,859,907	—	—	7,859,907
Consumer Staples	3,864,986	—	—	3,864,986
Energy	2,208,137	—	—	2,208,137
Financials	9,481,612	—	—	9,481,612
Health Care	7,050,627	—	—	7,050,627
Industrials	5,697,758	—	—	5,697,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Information Technology	$22,683,583	$—	$—	$22,683,583
Materials	1,330,947	—	—	1,330,947
Real Estate	1,464,936	—	—	1,464,936
Utilities	1,622,248	—	—	1,622,248
Exchange Traded Funds	90,580,504	—	—	90,580,504
U.S. Treasury Obligations	—	126,652,652	—	126,652,652

Total Assets	$160,392,611	$126,652,652	$—	$287,045,263

Liabilities:
Futures	$(25,263)	$—	$—	$(25,263)

Total Liabilities	$(25,263)	$—	$—	$(25,263)

Total	$160,367,348	$126,652,652	$—	$287,020,000

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(25,263	)*

Total		$(25,263)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$151,075	$151,075

Total	$151,075	$151,075

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(33,260)	$(33,260)

Total	$(33,260)	$(33,260)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$673,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,201,518
Long-term U.S. government debt securities	41,377,960

$47,579,478

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,310,946
Long-term U.S. government debt securities	25,252,357

$30,563,303

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,089,393
Aggregate gross unrealized depreciation	(4,026,585)

Net unrealized appreciation	$47,062,808

Federal income tax cost of investments in securities and derivative instruments, if applicable	$239,957,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $239,889,973)	$287,045,263
Cash	2,961,969
Dividends, interest and other receivables	717,400
Due from broker for futures variation margin	32,419
Receivable for Portfolio shares sold	23,124
Securities lending income receivable	1,590
Other assets	1,502

Total assets	290,783,267

LIABILITIES
Investment management fees payable	172,968
Payable for Portfolio shares repurchased	64,195
Distribution fees payable – Class IB	62,416
Administrative fees payable	31,165
Accrued expenses	55,130

Total liabilities	385,874

Commitments and contingent liabilities^
NET ASSETS	$290,397,393

Net assets were comprised of:
Paid in capital	$276,504,004
Total distributable earnings (loss)	13,893,389

Net assets	$290,397,393

Class IB
Net asset value, offering and redemption price per share, $290,397,393 / 24,750,062 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.73

(x)	Includes value of securities on loan of $1,952,845.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$4,640,165
Dividends (net of $240 foreign withholding tax)	3,495,276
Securities lending (net)	23,371

Total income	8,158,812

EXPENSES
Investment management fees	2,261,652
Distribution fees – Class IB	706,767
Administrative fees	355,240
Professional fees	61,187
Printing and mailing expenses	34,369
Custodian fees	25,200
Trustees’ fees	9,099
Miscellaneous	15,666

Gross expenses	3,469,180
Less: Waiver from investment manager	(293,782)

Net expenses	3,175,398

NET INVESTMENT INCOME (LOSS)	4,983,414

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(776,359)
Futures contracts	151,075

Net realized gain (loss)	(625,284)

Change in unrealized appreciation (depreciation) on:
Investments in securities	14,710,891
Futures contracts	(33,260)

Net change in unrealized appreciation (depreciation)	14,677,631

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,052,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,035,761

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,983,414	$3,880,487
Net realized gain (loss)	(625,284)	(3,054,973)
Net change in unrealized appreciation (depreciation)	14,677,631	26,213,436

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,035,761	27,038,950

Distributions to shareholders:
Class IB	(4,869,698)	(3,756,285)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,770,067 and 4,265,190 shares, respectively ]	43,753,393	45,465,680
Capital shares issued in reinvestment of dividends [ 406,915 and 340,420 shares, respectively ]	4,869,698	3,756,285
Capital shares repurchased [ (2,873,689) and (2,237,121) shares, respectively ]	(33,552,523)	(23,606,122)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,070,568	25,615,843

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,236,631	48,898,508
NET ASSETS:
Beginning of year	261,160,762	212,262,254

End of year	$290,397,393	$261,160,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.14		$10.07		$11.87		$11.85		$11.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.18		0.07		0.05		0.04
Net realized and unrealized gain (loss)	0.58		1.05		(1.75)		0.92		0.29

Total from investment operations	0.79		1.23		(1.68)		0.97		0.33

Less distributions:
Dividends from net investment income	(0.20)		(0.16)		(0.11)		(0.03)		(0.05)
Distributions from net realized gains	—		—		(0.01)		(0.92)		(0.06)

Total dividends and distributions	(0.20)		(0.16)		(0.12)		(0.95)		(0.11)

Net asset value, end of year	$11.73		$11.14		$10.07		$11.87		$11.85

Total return	7.05%		12.27%		(14.22)%		8.27%		2.85%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$290,397		$261,161		$212,262		$242,594		$219,152
Ratio of expenses to average net assets:
After waivers (f)	1.12	%(j)	1.12	%(j)	1.16	%(k)	1.17	%(o)	1.17	%(o)
Before waivers (f)	1.23%		1.23%		1.22%		1.21%		1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.76%		1.65%		0.70%		0.41%		0.39%
Before waivers (f)	1.66%		1.54%		0.63%		0.36%		0.33%
Portfolio turnover rate^	11%		69%		61%		69%		77%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.6%)
Hotels, Restaurants & Leisure (2.0%)
McDonald’s Corp.	23,350	$6,768,931

Household Durables (0.5%)
DR Horton, Inc.	11,000	1,538,020

Specialty Retail (3.6%)
Lowe’s Cos., Inc.	24,825	6,126,810
Ross Stores, Inc.	40,050	6,058,364

		12,185,174

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	22,025	1,666,632

Total Consumer Discretionary		22,158,757

Consumer Staples (10.9%)
Beverages (1.7%)
PepsiCo, Inc.	37,200	5,656,632

Consumer Staples Distribution & Retail (4.0%)
Casey’s General Stores, Inc.	5,875	2,327,851
Target Corp.	22,415	3,030,060
Walmart, Inc.	92,300	8,339,305

		13,697,216

Food Products (2.2%)
McCormick & Co., Inc. (Non-Voting)	39,760	3,031,302
Mondelez International, Inc., Class A	71,225	4,254,269

		7,285,571

Household Products (3.0%)
Colgate-Palmolive Co.	36,000	3,272,760
Procter & Gamble Co. (The)	41,675	6,986,814

		10,259,574

Total Consumer Staples		36,898,993

Energy (2.9%)
Oil, Gas & Consumable Fuels (2.9%)
Chevron Corp.	27,325	3,957,753
EOG Resources, Inc.	25,850	3,168,693
Exxon Mobil Corp.	26,532	2,854,047

Total Energy		9,980,493

Financials (12.1%)
Banks (2.4%)
JPMorgan Chase & Co.	34,000	8,150,140

Capital Markets (5.2%)
Charles Schwab Corp. (The)	68,360	5,059,324
Morgan Stanley	46,640	5,863,581
Nasdaq, Inc.	87,200	6,741,432

		17,664,337

Financial Services (3.1%)
Visa, Inc., Class A	32,730	10,343,989

Insurance (1.4%)
Erie Indemnity Co., Class A	7,385	3,044,319
Marsh & McLennan Cos., Inc.	8,325	1,768,313

		4,812,632

Total Financials		40,971,098

Health Care (15.1%)
Biotechnology (1.4%)
AbbVie, Inc.	25,950	4,611,315

Health Care Equipment & Supplies (6.9%)
Abbott Laboratories	60,450	6,837,500
Becton Dickinson & Co.	18,830	4,271,962
STERIS plc	13,100	2,692,836
Stryker Corp.	26,965	9,708,748

		23,511,046

Health Care Providers & Services (2.8%)
UnitedHealth Group, Inc.	18,925	9,573,400

Life Sciences Tools & Services (2.5%)
Danaher Corp.	19,767	4,537,515
West Pharmaceutical Services, Inc.	11,850	3,881,586

		8,419,101

Pharmaceuticals (1.5%)
Johnson & Johnson	34,650	5,011,083

Total Health Care		51,125,945

Industrials (16.2%)
Aerospace & Defense (3.3%)
General Dynamics Corp.	18,600	4,900,914
RTX Corp.	55,100	6,376,172

		11,277,086

Air Freight & Logistics (1.1%)
United Parcel Service, Inc., Class B	29,000	3,656,900

Building Products (3.2%)
Carlisle Cos., Inc.	12,775	4,711,931
Johnson Controls International plc	77,000	6,077,610

		10,789,541

Commercial Services & Supplies (1.4%)
Cintas Corp.	25,400	4,640,580

Electrical Equipment (1.5%)
nVent Electric plc	75,400	5,139,264

Ground Transportation (0.7%)
JB Hunt Transport Services, Inc.	13,225	2,256,979

Industrial Conglomerates (2.0%)
Honeywell International, Inc.	29,335	6,626,483

Machinery (1.2%)
Dover Corp.	13,475	2,527,910
Parker-Hannifin Corp.	2,350	1,494,670

		4,022,580

Trading Companies & Distributors (1.8%)
W.W. Grainger, Inc.	5,915	6,234,706

Total Industrials		54,644,119

Information Technology (27.2%)
IT Services (2.7%)
Accenture plc, Class A	26,450	9,304,846

Semiconductors & Semiconductor Equipment (8.6%)
Analog Devices, Inc.	34,325	7,292,689
Applied Materials, Inc.	5,275	857,873
Broadcom, Inc.	52,750	12,229,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	45,650	$8,559,832

		28,939,954

Software (13.1%)
Microsoft Corp.	69,625	29,346,937
Oracle Corp.	35,375	5,894,890
Roper Technologies, Inc.	17,700	9,201,345

		44,443,172

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	37,250	9,328,145

Total Information Technology		92,016,117

Materials (6.2%)
Chemicals (6.2%)
Air Products and Chemicals, Inc.	14,550	4,220,082
Ecolab, Inc.	21,515	5,041,395
Linde plc	21,250	8,896,737
Sherwin-Williams Co. (The)	7,800	2,651,454

Total Materials		20,809,668

Utilities (1.2%)
Electric Utilities (1.2%)
NextEra Energy, Inc.	55,050	3,946,535

Total Utilities		3,946,535

Total Common Stocks (98.4%) (Cost $209,181,570)		332,551,725

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	1,057,881	1,058,304

Total Short-Term Investments (0.3%) (Cost $1,058,304)		1,058,304

Total Investments in Securities (98.7%) (Cost $210,239,874)		333,610,029
Other Assets Less Liabilities (1.3%)		4,419,602

Net Assets (100%)		$338,029,631

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$22,158,757	$—	$—	$22,158,757
Consumer Staples	36,898,993	—	—	36,898,993
Energy	9,980,493	—	—	9,980,493
Financials	40,971,098	—	—	40,971,098
Health Care	51,125,945	—	—	51,125,945
Industrials	54,644,119	—	—	54,644,119
Information Technology	92,016,117	—	—	92,016,117
Materials	20,809,668	—	—	20,809,668
Utilities	3,946,535	—	—	3,946,535
Short-Term Investments
Investment Companies	1,058,304	—	—	1,058,304

Total Assets	$333,610,029	$—	$—	$333,610,029

Total Liabilities	$—	$—	$—	$—

Total	$333,610,029	$—	$—	$333,610,029

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,387,163
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$65,990,378

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,625,628
Aggregate gross unrealized depreciation	(2,265,987)

Net unrealized appreciation	$123,359,641

Federal income tax cost of investments in securities and derivative instruments, if applicable	$210,250,388

For the year ended December 31, 2024, the Portfolio incurred approximately $176 as brokerage commissions with Bernstein Institutional Services LLC and $1,199 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $210,239,874)	$333,610,029
Cash	4,300,000
Receivable for securities sold	227,370
Dividends, interest and other receivables	222,002
Receivable for Portfolio shares sold	171,493
Securities lending income receivable	165
Other assets	1,739

Total assets	338,532,798

LIABILITIES
Payable for Portfolio shares repurchased	209,395
Investment management fees payable	139,879
Distribution fees payable – Class IB	73,372
Administrative fees payable	26,688
Accrued expenses	53,833

Total liabilities	503,167

Commitments and contingent liabilities^
NET ASSETS	$338,029,631

Net assets were comprised of:
Paid in capital	$208,819,318
Total distributable earnings (loss)	129,210,313

Net assets	$338,029,631

Class IB
Net asset value, offering and redemption price per share, $338,029,631 / 7,047,836 shares outstanding (unlimited amount authorized: $0.01 par value)	$47.96

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends	$5,634,469
Interest	234,461
Securities lending (net)	776

Total income	5,869,706

EXPENSES
Investment management fees	2,029,339
Distribution fees – Class IB	845,560
Administrative fees	310,267
Professional fees	66,174
Printing and mailing expenses	39,600
Custodian fees	21,600
Trustees’ fees	11,082
Miscellaneous	8,945

Gross expenses	3,332,567
Less: Waiver from investment manager	(392,924)

Net expenses	2,939,643

NET INVESTMENT INCOME (LOSS)	2,930,063

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	14,851,617

Net change in unrealized appreciation (depreciation) on investments in securities	16,659,537

NET REALIZED AND UNREALIZED GAIN (LOSS)	31,511,154

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,441,217

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,930,063	$3,400,831
Net realized gain (loss)	14,851,617	2,114,997
Net change in unrealized appreciation (depreciation)	16,659,537	30,002,428

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,441,217	35,518,256

Distributions to shareholders:
Class IB	(12,966,507)	(4,578,543)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 621,206 and 633,264 shares, respectively ]	29,876,222	27,067,391
Capital shares issued in reinvestment of dividends and distributions [ 261,235 and 103,083 shares, respectively ]	12,966,507	4,578,543
Capital shares repurchased [ (1,032,878) and (993,638) shares, respectively ]	(49,876,138)	(42,249,441)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,033,409)	(10,603,507)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,441,301	20,336,206
NET ASSETS:
Beginning of year	323,588,330	303,252,124

End of year	$338,029,631	$323,588,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$44.95		$40.67		$46.42		$36.85		$31.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.42		0.47		0.39		0.28		0.31
Net realized and unrealized gain (loss)	4.49		4.46		(5.30)		9.58		4.86

Total from investment operations	4.91		4.93		(4.91)		9.86		5.17

Less distributions:
Dividends from net investment income	(0.43)		(0.48)		(0.31)		(0.29)		(0.31)
Distributions from net realized gains	(1.47)		(0.17)		(0.53)		—		—

Total dividends and distributions	(1.90)		(0.65)		(0.84)		(0.29)		(0.31)

Net asset value, end of year	$47.96		$44.95		$40.67		$46.42		$36.85

Total return	10.80%		12.10%		(10.60)%		26.76%		16.19%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$338,030		$323,588		$303,252		$263,897		$213,660
Ratio of expenses to average net assets:
After waivers (f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (f)	0.99%		0.99%		0.99%		0.99%		1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.87%		1.10%		0.96%		0.67%		0.96%
Before waivers (f)	0.75%		0.98%		0.84%		0.55%		0.83%
Portfolio turnover rate^	16%		4%		5%		4%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	415	$12,728
AST SpaceMobile, Inc., Class A (x)*	5,261	111,007
ATN International, Inc.	299	5,026
Bandwidth, Inc., Class A*	960	16,339
Cogent Communications Holdings, Inc.	1,728	133,177
Globalstar, Inc. (x)*	27,352	56,619
IDT Corp., Class B	570	27,086
Liberty Latin America Ltd., Class A*	1,553	9,877
Liberty Latin America Ltd., Class C*	4,599	29,158
Lumen Technologies, Inc.*	39,231	208,317
Shenandoah Telecommunications Co.	2,016	25,422

		634,756

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A*	13,907	55,350
Atlanta Braves Holdings, Inc., Class A*	329	13,423
Atlanta Braves Holdings, Inc., Class C*	1,939	74,186
Cinemark Holdings, Inc.*	4,341	134,484
Eventbrite, Inc., Class A*	3,272	10,994
Golden Matrix Group, Inc. (x)*	2,769	5,483
IMAX Corp.*	1,599	40,934
Lions Gate Entertainment Corp., Class A*	3,105	26,517
Lions Gate Entertainment Corp., Class B*	4,257	32,140
LiveOne, Inc. (x)*	3,400	4,998
Madison Square Garden Entertainment Corp., Class A*	1,619	57,636
Marcus Corp. (The)	1,042	22,403
Playstudios, Inc.*	3,467	6,449
Reservoir Media, Inc.*	816	7,385
Sphere Entertainment Co.*	1,099	44,312
Vivid Seats, Inc., Class A*	2,977	13,783

		550,477

Interactive Media & Services (0.2%)
Bumble, Inc., Class A*	4,060	33,049
Cargurus, Inc., Class A*	3,324	121,459
Cars.com, Inc.*	2,428	42,077
EverQuote, Inc., Class A*	1,039	20,770
fuboTV, Inc. (x)*	11,509	14,501
Getty Images Holdings, Inc. (x)*	4,250	9,180
Grindr, Inc.*	1,030	18,375
MediaAlpha, Inc., Class A*	1,235	13,943
Nextdoor Holdings, Inc.*	7,219	17,109
Outbrain, Inc.*	1,596	11,459
QuinStreet, Inc.*	2,141	49,393
Shutterstock, Inc.	1,004	30,471
System1, Inc. (x)*	1,090	979
TrueCar, Inc.*	3,824	14,264
Vimeo, Inc.*	5,513	35,283
Webtoon Entertainment, Inc. (x)*	617	8,379
Yelp, Inc., Class A*	2,474	95,744
Ziff Davis, Inc.*	1,694	92,052
ZipRecruiter, Inc., Class A*	2,971	21,510

		649,997

Media (1.0%)
Advantage Solutions, Inc.*	4,429	12,933
AMC Networks, Inc., Class A*	1,313	12,999
Boston Omaha Corp., Class A*	977	13,854
Cable One, Inc. (x)	5,191	1,879,765
Cardlytics, Inc.*	1,525	5,658
Clear Channel Outdoor Holdings, Inc.*	15,280	20,934
EchoStar Corp., Class A (x)*	4,797	109,851
Emerald Holding, Inc.	687	3,311
Entravision Communications Corp., Class A	2,600	6,110
EW Scripps Co. (The), Class A*	2,577	5,695
Gambling.com Group Ltd.*	684	9,631
Gannett Co., Inc.*	5,210	26,363
Gray Television, Inc.	3,418	10,767
Ibotta, Inc., Class A*	599	38,983
iHeartMedia, Inc., Class A*	4,455	8,821
Innovid Corp.*	4,513	13,945
Integral Ad Science Holding Corp.*	2,991	31,226
John Wiley & Sons, Inc., Class A	1,474	64,428
Magnite, Inc.*	4,857	77,323
National CineMedia, Inc.*	3,003	19,940
PubMatic, Inc., Class A*	1,736	25,502
Scholastic Corp.	974	20,775
Sinclair, Inc.	1,332	21,498
Stagwell, Inc., Class A*	3,237	21,299
TechTarget, Inc.*	1,069	21,188
TEGNA, Inc.	6,286	114,971
Thryv Holdings, Inc.*	1,266	18,737
Townsquare Media, Inc., Class A	514	4,672
WideOpenWest, Inc.*	2,201	10,917

		2,632,096

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	1,137	9,198
Spok Holdings, Inc.	782	12,551
Telephone and Data Systems, Inc.	3,887	132,586

		154,335

Total Communication Services		4,621,661

Consumer Discretionary (9.5%)
Automobile Components (0.6%)
Adient plc*	3,288	56,652
American Axle & Manufacturing Holdings, Inc.*	4,074	23,751
Cooper-Standard Holdings, Inc.*	733	9,939
Dana, Inc.	4,960	57,338
Dorman Products, Inc.*	1,005	130,198
Fox Factory Holding Corp.*	1,564	47,342
Gentherm, Inc.*	1,189	47,471
Goodyear Tire & Rubber Co. (The)*	10,971	98,739
Holley, Inc.*	2,154	6,505
LCI Industries	4,063	420,074
Luminar Technologies, Inc., Class A (x)*	955	5,138
Modine Manufacturing Co.*	2,043	236,845
Patrick Industries, Inc.	1,267	105,262
Phinia, Inc.	1,600	77,072
Solid Power, Inc. (x)*	2,718	5,137
Standard Motor Products, Inc.	896	27,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Stoneridge, Inc.*	1,067	$6,690
Visteon Corp.*	1,069	94,842
XPEL, Inc. (m)*	969	38,702

		1,495,455

Automobiles (0.0%)†
Canoo, Inc. (x)*	158	223
Livewire Group, Inc. (x)*	485	2,333
Winnebago Industries, Inc.	989	47,255

		49,811

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	1,162	4,113
Groupon, Inc.*	970	11,785
Qurate Retail, Inc., Class B*	58	168
Savers Value Village, Inc. (x)*	1,051	10,773

		26,839

Distributors (0.0%)†
A-Mark Precious Metals, Inc. (x)	651	17,837
GigaCloud Technology, Inc., Class A (x)*	994	18,409
Weyco Group, Inc.	214	8,036

		44,282

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	1,448	131,551
American Public Education, Inc.*	665	14,344
Carriage Services, Inc., Class A	582	23,193
Chegg, Inc.*	4,588	7,387
Coursera, Inc.*	5,694	48,399
European Wax Center, Inc., Class A*	1,381	9,211
Frontdoor, Inc.*	3,005	164,283
Graham Holdings Co., Class B	125	108,990
KinderCare Learning Cos., Inc.*	494	8,793
Laureate Education, Inc.*	5,199	95,090
Lincoln Educational Services Corp.*	1,042	16,485
Mister Car Wash, Inc.*	3,967	28,919
Nerdy, Inc. (x)*	2,299	3,724
OneSpaWorld Holdings Ltd.	3,895	77,511
Perdoceo Education Corp.	2,629	69,590
Strategic Education, Inc.	853	79,687
Stride, Inc.*	1,642	170,653
Udemy, Inc.*	3,505	28,846
Universal Technical Institute, Inc.*	1,513	38,899

		1,125,555

Hotels, Restaurants & Leisure (2.6%)
Accel Entertainment, Inc., Class A*	2,235	23,870
Bally’s Corp.*	991	17,729
Biglari Holdings, Inc., Class B*	32	8,137
BJ’s Restaurants, Inc.*	783	27,511
Bloomin’ Brands, Inc.	2,833	34,591
Boyd Gaming Corp.	19,646	1,425,121
Brinker International, Inc.*	1,754	232,037
Cheesecake Factory, Inc. (The) (x)	1,870	88,713
Cracker Barrel Old Country Store, Inc. (x)	890	47,045
Dalata Hotel Group plc	76,695	371,006
Dave & Buster’s Entertainment, Inc. (x)*	1,181	34,473
Denny’s Corp.*	1,963	11,876
Despegar.com Corp.*	2,278	43,851
Dine Brands Global, Inc.	579	17,428
El Pollo Loco Holdings, Inc.*	143	1,650
Empire Resorts, Inc. (r)*	191	—
Everi Holdings, Inc.*	3,021	40,814
First Watch Restaurant Group, Inc.*	1,286	23,932
Full House Resorts, Inc.*	1,439	5,871
Global Business Travel Group I*	4,644	43,096
Golden Entertainment, Inc.	658	20,793
Hilton Grand Vacations, Inc.*	80,332	3,128,931
Inspired Entertainment, Inc.*	947	8,570
International Game Technology plc	4,424	78,128
Jack in the Box, Inc.	695	28,940
Krispy Kreme, Inc.	3,587	35,619
Kura Sushi USA, Inc., Class A (x)*	236	21,377
Life Time Group Holdings, Inc.*	2,265	50,102
Lindblad Expeditions Holdings, Inc.*	1,458	17,292
Monarch Casino & Resort, Inc.	503	39,687
Nathan’s Famous, Inc.	124	9,748
ONE Group Hospitality, Inc. (The)*	1,016	2,946
Papa John’s International, Inc.	1,243	51,050
PlayAGS, Inc.*	1,625	18,736
Portillo’s, Inc., Class A (x)*	2,393	22,494
Potbelly Corp.*	1,058	9,966
RCI Hospitality Holdings, Inc.	355	20,402
Red Rock Resorts, Inc., Class A	1,927	89,104
Rush Street Interactive, Inc.*	2,837	38,924
Sabre Corp.*	14,492	52,896
Shake Shack, Inc., Class A*	1,505	195,349
Six Flags Entertainment Corp.	3,668	176,761
Super Group SGHC Ltd.	6,374	39,710
Sweetgreen, Inc., Class A*	3,886	124,585
Target Hospitality Corp.*	1,297	12,536
United Parks & Resorts, Inc.*	1,279	71,867
Vacasa, Inc., Class A (x)*	1,384	6,782
Xponential Fitness, Inc., Class A (x)*	1,075	14,459

		6,886,505

Household Durables (1.8%)
Beazer Homes USA, Inc.*	1,192	32,732
Cavco Industries, Inc.*	334	149,041
Century Communities, Inc.	5,816	426,662
Champion Homes, Inc.*	2,106	185,539
Cricut, Inc., Class A (x)	2,104	11,993
Dream Finders Homes, Inc., Class A (x)*	1,007	23,433
Ethan Allen Interiors, Inc.	930	26,142
Flexsteel Industries, Inc.	213	11,574
GoPro, Inc., Class A*	5,201	5,669
Green Brick Partners, Inc.*	1,247	70,443
Hamilton Beach Brands Holding Co., Class A	415	6,984
Helen of Troy Ltd.*	885	52,949
Hooker Furnishings Corp.	484	6,781
Hovnanian Enterprises, Inc., Class A*	206	27,567
Installed Building Products, Inc.	947	165,962
iRobot Corp. (x)*	1,070	8,292
KB Home	2,471	162,394
Landsea Homes Corp.*	942	7,998
La-Z-Boy, Inc.	1,647	71,760
Legacy Housing Corp.*	344	8,490
LGI Homes, Inc.*	780	69,732

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Lifetime Brands, Inc.	637	$3,765
Lovesac Co. (The)*	610	14,433
M/I Homes, Inc.*	6,622	880,395
Meritage Homes Corp.	7,151	1,099,967
Purple Innovation, Inc., Class A*	2,560	1,997
Sonos, Inc.*	4,664	70,146
Taylor Morrison Home Corp., Class A*	16,229	993,377
Traeger, Inc.*	1,512	3,614
Tri Pointe Homes, Inc.*	3,608	130,826
United Homes Group, Inc.*	271	1,146
Worthington Enterprises, Inc.	1,187	47,611

		4,779,414

Leisure Products (1.7%)
Acushnet Holdings Corp. (x)	1,072	76,198
AMMO, Inc.*	2,830	3,113
BRP, Inc. (x)	3,862	196,693
Brunswick Corp.	3,541	229,032
Clarus Corp.	1,149	5,182
Escalade, Inc.	438	6,255
Funko, Inc., Class A*	1,271	17,019
JAKKS Pacific, Inc.*	318	8,952
Johnson Outdoors, Inc., Class A	238	7,854
Latham Group, Inc.*	1,677	11,672
Malibu Boats, Inc., Class A*	794	29,846
Marine Products Corp.	412	3,778
MasterCraft Boat Holdings, Inc.*	706	13,463
Mattel, Inc.*	211,784	3,754,930
Peloton Interactive, Inc., Class A (x)*	13,917	121,078
Revelyst, Inc.*	2,249	43,248
Smith & Wesson Brands, Inc.	1,844	18,634
Solo Brands, Inc., Class A (x)*	966	1,101
Sturm Ruger & Co., Inc.	569	20,126
Topgolf Callaway Brands Corp.*	5,870	46,138

		4,614,312

Specialty Retail (1.6%)
1-800-Flowers.com, Inc., Class A*	1,073	8,766
Abercrombie & Fitch Co., Class A*	1,957	292,513
Academy Sports & Outdoors, Inc.	2,669	153,548
American Eagle Outfitters, Inc.	7,096	118,290
America’s Car-Mart, Inc.*	252	12,915
Arhaus, Inc., Class A	2,170	20,398
Arko Corp.	3,204	21,114
Asbury Automotive Group, Inc.*	757	183,974
BARK, Inc.*	5,208	9,583
Bath & Body Works, Inc.	14,919	578,410
Beyond, Inc.*	1,836	9,051
Boot Barn Holdings, Inc.*	1,165	176,870
Buckle, Inc. (The)	1,173	59,600
Build-A-Bear Workshop, Inc.	457	21,040
Caleres, Inc.	1,383	32,030
Camping World Holdings, Inc., Class A	2,310	48,695
Citi Trends, Inc.*	341	8,951
Designer Brands, Inc., Class A	1,797	9,596
Destination XL Group, Inc. (x)*	2,531	6,808
EVgo, Inc., Class A*	2,946	11,931
Foot Locker, Inc.*	3,210	69,850
Genesco, Inc.*	438	18,724
Group 1 Automotive, Inc.	3,429	1,445,255
GrowGeneration Corp.*	2,513	4,247
Haverty Furniture Cos., Inc.	558	12,421
J Jill, Inc.	200	5,524
Lands’ End, Inc.*	283	3,719
Leslie’s, Inc.*	7,178	16,007
MarineMax, Inc.*	868	25,129
Monro, Inc.	1,195	29,636
National Vision Holdings, Inc.*	3,133	32,646
ODP Corp. (The)*	1,300	29,562
OneWater Marine, Inc., Class A*	475	8,256
Petco Health & Wellness Co., Inc., Class A*	3,517	13,400
RealReal, Inc. (The)*	4,146	45,316
Revolve Group, Inc., Class A*	1,500	50,235
RumbleON, Inc., Class B (x)*	708	3,844
Sally Beauty Holdings, Inc.*	3,992	41,716
Shoe Carnival, Inc.	755	24,975
Signet Jewelers Ltd.	1,624	131,073
Sleep Number Corp.*	878	13,381
Sonic Automotive, Inc., Class A	587	37,186
Stitch Fix, Inc., Class A*	3,918	16,887
ThredUp, Inc., Class A*	3,158	4,390
Tile Shop Holdings, Inc.*	1,392	9,647
Tilly’s, Inc., Class A*	971	4,127
Torrid Holdings, Inc. (x)*	861	4,503
Upbound Group, Inc.	2,009	58,603
Urban Outfitters, Inc.*	2,456	134,785
Victoria’s Secret & Co.*	3,109	128,775
Warby Parker, Inc., Class A*	3,369	81,563
Winmark Corp.	107	42,058
Zumiez, Inc.*	671	12,863

		4,344,386

Textiles, Apparel & Luxury Goods (0.8%)
Dr Martens plc	863,255	780,272
Figs, Inc., Class A*	5,298	32,795
G-III Apparel Group Ltd.*	1,511	49,289
Hanesbrands, Inc.*	13,766	112,055
Kontoor Brands, Inc.	2,128	181,752
Movado Group, Inc.	625	12,300
Oxford Industries, Inc.	545	42,935
PVH Corp.	7,594	803,065
Rocky Brands, Inc.	317	7,228
Steven Madden Ltd.	2,748	116,845
Superior Group of Cos., Inc.	551	9,108
Vera Bradley, Inc.*	1,154	4,535
Wolverine World Wide, Inc.	3,049	67,688

		2,219,867

Total Consumer Discretionary		25,586,426

Consumer Staples (1.1%)
Beverages (0.1%)
MGP Ingredients, Inc. (x)	586	23,071
National Beverage Corp.	854	36,440
Primo Brands Corp.	6,160	189,543
Vita Coco Co., Inc. (The)*	1,521	56,140

		305,194

Consumer Staples Distribution & Retail (0.4%)
Andersons, Inc. (The)	1,351	54,743
Chefs’ Warehouse, Inc. (The)*	1,425	70,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Guardian Pharmacy Services, Inc., Class A*	248	$5,024
HF Foods Group, Inc.*	1,470	4,719
Ingles Markets, Inc., Class A	600	38,664
Natural Grocers by Vitamin Cottage, Inc.	405	16,087
PriceSmart, Inc.	949	87,469
SpartanNash Co.	1,415	25,923
Sprouts Farmers Market, Inc.*	3,936	500,148
United Natural Foods, Inc.*	2,366	64,615
Village Super Market, Inc., Class A	382	12,182
Weis Markets, Inc.	577	39,074

		918,929

Food Products (0.4%)
Alico, Inc.	313	8,116
B&G Foods, Inc.	2,819	19,423
Beyond Meat, Inc. (x)*	2,427	9,126
BRC, Inc., Class A (x)*	2,395	7,592
Calavo Growers, Inc.	711	18,130
Cal-Maine Foods, Inc.	1,639	168,686
Dole plc	2,565	34,730
Forafric Global plc (x)*	233	2,388
Fresh Del Monte Produce, Inc.	1,399	46,461
Glanbia plc	118	1,629
Hain Celestial Group, Inc. (The)*	3,458	21,267
J & J Snack Foods Corp.	595	92,302
John B Sanfilippo & Son, Inc.	359	31,272
Lancaster Colony Corp.	751	130,028
Lifeway Foods, Inc.*	246	6,101
Limoneira Co.	685	16,755
Mama’s Creations, Inc.*	1,394	11,096
Mission Produce, Inc.*	1,799	25,852
Seneca Foods Corp., Class A*	135	10,700
Simply Good Foods Co. (The)*	3,563	138,886
SunOpta, Inc.*	3,850	29,645
TreeHouse Foods, Inc.*	1,820	63,937
Utz Brands, Inc. (x)	2,692	42,157
Vital Farms, Inc.*	1,348	50,806
Westrock Coffee Co. (x)*	1,249	8,019
WK Kellogg Co. (x)	2,509	45,137

		1,040,241

Household Products (0.1%)
Central Garden & Pet Co. (x)*	552	21,417
Central Garden & Pet Co., Class A*	1,912	63,192
Energizer Holdings, Inc.	2,788	97,274
Oil-Dri Corp. of America	202	17,703
WD-40 Co.	522	126,679

		326,265

Personal Care Products (0.1%)
Beauty Health Co. (The)*	3,549	5,643
Edgewell Personal Care Co.	1,806	60,681
Herbalife Ltd.*	4,068	27,215
Honest Co., Inc. (The)*	3,393	23,513
Interparfums, Inc.	710	93,372
Medifast, Inc.*	434	7,647
Nature’s Sunshine Products, Inc.*	580	8,503
Nu Skin Enterprises, Inc., Class A	2,021	13,925
Olaplex Holdings, Inc.*	5,874	10,162
USANA Health Sciences, Inc.*	466	16,725
Veru, Inc. (x)*	6,461	4,203
Waldencast plc, Class A*	765	3,075

		274,664

Tobacco (0.0%)†
Ispire Technology, Inc. (x)*	757	3,808
Turning Point Brands, Inc.	705	42,370
Universal Corp.	969	53,140

		99,318

Total Consumer Staples		2,964,611

Energy (3.9%)
Energy Equipment & Services (1.7%)
Archrock, Inc.	6,667	165,942
Atlas Energy Solutions, Inc. (x)	2,617	58,045
Borr Drilling Ltd.	8,590	33,501
Bristow Group, Inc., Class A*	926	31,762
Cactus, Inc., Class A	2,628	153,370
ChampionX Corp.	7,527	204,659
Core Laboratories, Inc.	1,943	33,633
DMC Global, Inc.*	848	6,233
Drilling Tools International Corp. (x)*	1,582	5,173
Expro Group Holdings NV*	3,581	44,655
Forum Energy Technologies, Inc.*	432	6,692
Geospace Technologies Corp.*	603	6,042
Helix Energy Solutions Group, Inc.*	5,446	50,757
Helmerich & Payne, Inc.	3,838	122,893
Hunting plc	275,213	995,718
Innovex International, Inc.*	1,409	19,684
Kodiak Gas Services, Inc.	1,292	52,752
Liberty Energy, Inc., Class A	57,385	1,141,388
Mammoth Energy Services, Inc.*	1,025	3,075
Nabors Industries Ltd.*	374	21,382
Natural Gas Services Group, Inc.*	454	12,167
Noble Corp. plc (x)	5,279	165,761
NPK International, Inc.*	2,679	20,548
Oceaneering International, Inc.*	3,958	103,225
Oil States International, Inc.*	2,737	13,849
Patterson-UTI Energy, Inc.	14,877	122,884
ProFrac Holding Corp., Class A (x)*	1,025	7,954
ProPetro Holding Corp.*	3,702	34,540
Ranger Energy Services, Inc., Class A	423	6,548
RPC, Inc.	3,248	19,293
SEACOR Marine Holdings, Inc.*	1,060	6,954
Seadrill Ltd.*	2,584	100,595
Select Water Solutions, Inc., Class A	3,459	45,797
Solaris Energy Infrastructure, Inc., Class A	991	28,521
TechnipFMC plc	17,922	518,663
TETRA Technologies, Inc.*	5,111	18,297
Tidewater, Inc.*	1,912	104,605
Transocean Ltd.*	27,646	103,672
Valaris Ltd.*	2,323	102,769

		4,693,998

Oil, Gas & Consumable Fuels (2.2%)
Aemetis, Inc. (x)*	1,712	4,605
Amplify Energy Corp.*	1,561	9,366
Ardmore Shipping Corp.	1,703	20,691
Berry Corp.	3,455	14,269
BKV Corp.*	241	5,731

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
California Resources Corp.	2,648	$137,405
Centrus Energy Corp., Class A (x)*	535	35,636
Clean Energy Fuels Corp.*	7,363	18,481
CNX Resources Corp.*	5,776	211,806
Comstock Resources, Inc. (x)*	3,760	68,507
CONSOL Energy, Inc.	1,168	124,602
Crescent Energy Co., Class A	6,471	94,541
CVR Energy, Inc. (x)	1,447	27,117
Delek US Holdings, Inc.	2,413	44,641
DHT Holdings, Inc.	5,088	47,268
Diversified Energy Co. plc (m)(x)	1,991	33,449
Dorian LPG Ltd.	1,433	34,922
Empire Petroleum Corp.*	393	2,987
Encore Energy Corp.*	7,600	25,916
Energy Fuels, Inc. (x)*	7,355	37,731
Evolution Petroleum Corp.	1,387	7,254
Excelerate Energy, Inc., Class A	748	22,627
FLEX LNG Ltd. (x)	1,117	25,624
FutureFuel Corp.	1,238	6,549
Golar LNG Ltd.	3,895	164,836
Granite Ridge Resources, Inc.	2,436	15,737
Green Plains, Inc.*	2,354	22,316
Gulfport Energy Corp.*	501	92,284
Hallador Energy Co.*	1,005	11,507
HighPeak Energy, Inc. (x)	468	6,880
International Seaways, Inc.	1,541	55,384
Kinetik Holdings, Inc., Class A	1,529	86,710
Kosmos Energy Ltd.*	17,325	59,252
Magnolia Oil & Gas Corp., Class A	6,310	147,528
Murphy Oil Corp.	5,728	173,329
NACCO Industries, Inc., Class A	181	5,397
NextDecade Corp. (x)*	4,898	37,764
Nordic American Tankers Ltd. (x)	8,329	20,823
Northern Oil & Gas, Inc.	3,927	145,927
Par Pacific Holdings, Inc.*	2,111	34,599
PBF Energy, Inc., Class A	3,856	102,377
Peabody Energy Corp.	5,053	105,810
PrimeEnergy Resources Corp.*	30	6,588
REX American Resources Corp.*	604	25,181
Riley Exploration Permian, Inc.	470	15,002
Ring Energy, Inc. (x)*	5,276	7,175
Sable Offshore Corp. (x)*	1,884	43,144
SandRidge Energy, Inc.	1,479	17,319
Scorpio Tankers, Inc.	1,665	82,734
SFL Corp. Ltd.	4,749	48,535
Sitio Royalties Corp., Class A	2,976	57,080
SM Energy Co.	4,320	167,443
Talos Energy, Inc.*	5,786	56,182
Teekay Corp. Ltd.	2,368	16,410
Teekay Tankers Ltd., Class A	993	39,511
Uranium Energy Corp.*	15,697	105,013
Ur-Energy, Inc. (x)*	11,649	13,396
VAALCO Energy, Inc.	4,444	19,420
Verde Clean Fuels, Inc. (x)*	189	768
Veren, Inc.	511,803	2,631,204
Vital Energy, Inc.*	1,212	37,475
Vitesse Energy, Inc. (x)	1,028	25,700
W&T Offshore, Inc. (x)	4,166	6,916
World Kinect Corp.	2,191	60,274

		5,832,655

Total Energy		10,526,653

Financials (22.4%)
Banks (13.9%)
1st Source Corp.	621	36,254
ACNB Corp.	366	14,578
Amalgamated Financial Corp.	741	24,801
Amerant Bancorp, Inc., Class A	1,381	30,948
Ameris Bancorp	2,561	160,242
Ames National Corp.	379	6,227
Arrow Financial Corp.	680	19,523
Associated Banc-Corp.	6,094	145,647
Atlantic Union Bankshares Corp.	36,108	1,367,771
Axos Financial, Inc.*	2,113	147,593
Banc of California, Inc.	5,195	80,315
BancFirst Corp.	780	91,400
Bancorp, Inc. (The)*	1,819	95,734
Bank First Corp.	406	40,231
Bank of Hawaii Corp.	1,559	111,063
Bank of Marin Bancorp	690	16,401
Bank of NT Butterfield & Son Ltd. (The)	1,681	61,441
Bank7 Corp.	164	7,652
BankUnited, Inc.	2,886	110,159
Bankwell Financial Group, Inc.	248	7,725
Banner Corp.	1,386	92,543
Bar Harbor Bankshares	647	19,785
BayCom Corp.	490	13,152
BCB Bancorp, Inc.	663	7,850
Berkshire Hills Bancorp, Inc.	1,688	47,990
Blue Foundry Bancorp*	982	9,633
Bridgewater Bancshares, Inc.*	891	12,037
Brookline Bancorp, Inc.	3,663	43,223
Burke & Herbert Financial Services Corp.	521	32,490
Business First Bancshares, Inc.	982	25,237
Byline Bancorp, Inc.	1,319	38,251
Cadence Bank	7,049	242,838
California Bancorp*	1,030	17,036
Camden National Corp.	29,832	1,275,020
Capital Bancorp, Inc.	398	11,343
Capital City Bank Group, Inc.	570	20,890
Capitol Federal Financial, Inc.	5,113	30,218
Carter Bankshares, Inc.*	945	16,623
Cathay General Bancorp	2,644	125,881
Central Pacific Financial Corp.	1,132	32,885
Chemung Financial Corp.	154	7,517
ChoiceOne Financial Services, Inc.	307	10,941
Citizens & Northern Corp.	660	12,276
Citizens Financial Services, Inc.	187	11,839
City Holding Co.	503	59,595
Civista Bancshares, Inc.	703	14,791
CNB Financial Corp.	903	22,449
Coastal Financial Corp.*	465	39,483
Colony Bankcorp, Inc.	685	11,056
Columbia Banking System, Inc.	144,937	3,914,748
Columbia Financial, Inc.*	1,187	18,766
Community Financial System, Inc.	2,044	126,074
Community Trust Bancorp, Inc.	636	33,727
Community West Bancshares	465	9,007
ConnectOne Bancorp, Inc.	1,500	34,365
CrossFirst Bankshares, Inc.*	1,879	28,467
Customers Bancorp, Inc.*	1,173	57,102
CVB Financial Corp.	5,153	110,326

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Dime Community Bancshares, Inc.	1,340	$41,185
Eagle Bancorp, Inc.	1,210	31,496
Eastern Bankshares, Inc.	7,425	128,081
Enterprise Bancorp, Inc.	405	16,014
Enterprise Financial Services Corp.	1,409	79,468
Equity Bancshares, Inc., Class A	596	25,282
Esquire Financial Holdings, Inc.	292	23,214
ESSA Bancorp, Inc.	382	7,449
Farmers & Merchants Bancorp, Inc.	541	15,932
Farmers National Banc Corp.	1,483	21,088
FB Financial Corp.	1,313	67,633
Fidelity D&D Bancorp, Inc.	205	10,004
Financial Institutions, Inc.	674	18,393
First Bancorp (Nasdaq Stock Exchange)	45,768	2,012,419
First Bancorp (New York Stock Exchange)	6,034	112,172
First Bancorp, Inc. (The)	426	11,651
First Bancshares, Inc. (The)	1,036	36,260
First Bank	872	12,269
First Busey Corp.	1,912	45,066
First Business Financial Services, Inc.	341	15,785
First Commonwealth Financial Corp.	68,983	1,167,192
First Community Bankshares, Inc.	709	29,523
First Financial Bancorp	3,371	90,612
First Financial Bankshares, Inc.	5,108	184,143
First Financial Corp.	340	15,705
First Financial Northwest, Inc.	312	6,770
First Foundation, Inc.	2,048	12,718
First Internet Bancorp (x)	344	12,381
First Interstate BancSystem, Inc., Class A	119,634	3,884,516
First Merchants Corp.	2,186	87,200
First Mid Bancshares, Inc.	743	27,357
First of Long Island Corp. (The)	925	10,804
First Western Financial, Inc.*	305	5,963
Five Star Bancorp	689	20,732
Flagstar Financial, Inc. (x)	9,929	92,638
Flushing Financial Corp.	1,117	15,951
FS Bancorp, Inc.	292	11,990
Fulton Financial Corp.	6,992	134,806
FVCBankcorp, Inc.*	705	8,862
German American Bancorp, Inc.	39,416	1,585,312
Glacier Bancorp, Inc.	4,421	222,023
Great Southern Bancorp, Inc.	357	21,313
Greene County Bancorp, Inc.	298	8,261
Guaranty Bancshares, Inc.	217	7,508
Hancock Whitney Corp.	3,440	188,237
Hanmi Financial Corp.	1,091	25,769
HarborOne Bancorp, Inc.	1,607	19,011
HBT Financial, Inc.	612	13,403
Heartland Financial USA, Inc.	1,650	101,153
Heritage Commerce Corp.	2,606	24,444
Heritage Financial Corp.	1,303	31,923
Hilltop Holdings, Inc.	1,647	47,154
Hingham Institution For Savings (The) (x)	69	17,536
Home Bancorp, Inc.	320	14,787
Home BancShares, Inc.	7,054	199,628
HomeStreet, Inc.*	743	8,485
HomeTrust Bancshares, Inc.	614	20,680
Hope Bancorp, Inc.	4,577	56,251
Horizon Bancorp, Inc.	1,778	28,644
Independent Bank Corp.	836	29,118
Independent Bank Corp./MA	1,661	106,620
Independent Bank Group, Inc.	1,382	83,846
International Bancshares Corp.	2,073	130,931
Investar Holding Corp.	431	9,465
John Marshall Bancorp, Inc.	548	11,004
Kearny Financial Corp.	2,196	15,548
Lakeland Financial Corp.	1,001	68,829
LCNB Corp.	465	7,035
LINKBANCORP, Inc.	1,070	8,004
Live Oak Bancshares, Inc.	1,311	51,850
Mercantile Bank Corp.	653	29,052
Metrocity Bankshares, Inc.	579	18,499
Metropolitan Bank Holding Corp.*	437	25,521
Mid Penn Bancorp, Inc.	619	17,852
Middlefield Banc Corp. (x)	346	9,705
Midland States Bancorp, Inc.	735	17,934
MidWestOne Financial Group, Inc.	602	17,530
MVB Financial Corp.	499	10,329
National Bank Holdings Corp., Class A	1,395	60,069
National Bankshares, Inc.	254	7,292
NB Bancorp, Inc.*	1,649	29,781
NBT Bancorp, Inc.	1,763	84,201
Nicolet Bankshares, Inc.	551	57,805
Northeast Bank	287	26,326
Northeast Community Bancorp, Inc.	510	12,475
Northfield Bancorp, Inc.	1,624	18,871
Northrim Bancorp, Inc.	239	18,628
Northwest Bancshares, Inc.	4,630	61,070
Norwood Financial Corp.	325	8,842
Oak Valley Bancorp	296	8,658
OceanFirst Financial Corp.	2,381	43,096
OFG Bancorp	1,704	72,113
Old National Bancorp	12,304	267,058
Old Second Bancorp, Inc.	1,803	32,057
Orange County Bancorp, Inc.	225	12,503
Origin Bancorp, Inc.	1,215	40,447
Orrstown Financial Services, Inc.	622	22,771
Pacific Premier Bancorp, Inc.	3,831	95,468
Park National Corp.	555	95,144
Parke Bancorp, Inc.	460	9,435
Pathward Financial, Inc.	966	71,078
PCB Bancorp	419	8,481
Peapack-Gladstone Financial Corp.	692	22,179
Peoples Bancorp of North Carolina, Inc.	221	6,906
Peoples Bancorp, Inc.	32,820	1,040,066
Peoples Financial Services Corp.	381	19,500
Pioneer Bancorp, Inc.*	535	6,163
Plumas Bancorp	241	11,390
Ponce Financial Group, Inc.*	900	11,700
Preferred Bank	517	44,658
Premier Financial Corp.	1,463	37,409
Primis Financial Corp.	828	9,654
Princeton Bancorp, Inc.	224	7,712
Provident Bancorp, Inc.*	664	7,570
Provident Financial Services, Inc.	5,027	94,859
QCR Holdings, Inc.	678	54,674
RBB Bancorp	705	14,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Red River Bancshares, Inc.	191	$10,310
Renasant Corp.	2,407	86,050
Republic Bancorp, Inc., Class A	358	25,013
S&T Bancorp, Inc.	1,533	58,591
Sandy Spring Bancorp, Inc.	37,449	1,262,406
Seacoast Banking Corp. of Florida	51,957	1,430,376
ServisFirst Bancshares, Inc.	2,009	170,243
Shore Bancshares, Inc.	910	14,423
Sierra Bancorp	601	17,381
Simmons First National Corp., Class A	4,666	103,492
SmartFinancial, Inc.	700	21,686
South Plains Financial, Inc.	527	18,313
Southern First Bancshares, Inc.*	332	13,197
Southern Missouri Bancorp, Inc.	384	22,030
Southern States Bancshares, Inc.	330	10,992
Southside Bancshares, Inc.	1,112	35,317
SouthState Corp.	39,409	3,920,407
Stellar Bancorp, Inc.	1,716	48,649
Sterling Bancorp, Inc.*	817	3,889
Stock Yards Bancorp, Inc.	971	69,533
Texas Capital Bancshares, Inc.*	1,820	142,324
Third Coast Bancshares, Inc.*	143	4,855
Timberland Bancorp, Inc.	332	10,129
Tompkins Financial Corp.	527	35,746
Towne Bank	2,746	93,529
TriCo Bancshares	33,228	1,452,064
Triumph Financial, Inc.*	842	76,521
TrustCo Bank Corp.	632	21,052
Trustmark Corp.	2,460	87,010
UMB Financial Corp.	1,770	199,762
United Bankshares, Inc.	5,011	188,163
United Community Banks, Inc.	4,532	146,429
Unity Bancorp, Inc.	314	13,694
Univest Financial Corp.	1,197	35,323
USCB Financial Holdings, Inc.	400	7,100
Valley National Bancorp	18,532	167,900
Veritex Holdings, Inc.	1,923	52,229
Virginia National Bankshares Corp.	208	7,946
WaFd, Inc.	2,559	82,502
Washington Trust Bancorp, Inc.	5,182	162,456
WesBanco, Inc.	2,201	71,621
West Bancorp, Inc.	709	15,350
Westamerica Bancorp	1,044	54,768
WSFS Financial Corp.	58,964	3,132,757

		37,230,159

Capital Markets (1.7%)
AlTi Global, Inc. (x)*	1,396	6,156
Artisan Partners Asset Management, Inc., Class A	2,458	105,817
B Riley Financial, Inc. (x)	811	3,723
BGC Group, Inc., Class A	13,993	126,777
Brightsphere Investment Group, Inc.	1,144	30,133
Cohen & Steers, Inc.	1,083	100,004
Diamond Hill Investment Group, Inc.	112	17,371
DigitalBridge Group, Inc.	6,143	69,293
Donnelley Financial Solutions, Inc.*	986	61,852
Forge Global Holdings, Inc.*	4,833	4,499
GCM Grosvenor, Inc., Class A	1,800	22,086
Hamilton Lane, Inc., Class A	1,494	221,187
Moelis & Co., Class A	2,725	201,323
Open Lending Corp.*	4,059	24,232
P10, Inc., Class A	1,866	23,530
Patria Investments Ltd., Class A	2,151	25,016
Perella Weinberg Partners, Class A	1,937	46,178
Piper Sandler Cos.	673	201,866
PJT Partners, Inc., Class A	940	148,342
Silvercrest Asset Management Group, Inc., Class A	360	6,620
StepStone Group, Inc., Class A	2,508	145,163
StoneX Group, Inc.*	1,116	109,335
Value Line, Inc.	34	1,795
Victory Capital Holdings, Inc., Class A	43,869	2,871,665
Virtus Investment Partners, Inc.	257	56,689
WisdomTree, Inc. (x)	5,294	55,587

		4,686,239

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	220	12,272
Bread Financial Holdings, Inc.	25,280	1,543,597
Consumer Portfolio Services, Inc. (x)*	337	3,660
Dave, Inc.*	331	28,770
Encore Capital Group, Inc.*	970	46,337
Enova International, Inc.*	1,005	96,359
FirstCash Holdings, Inc.	1,522	157,679
Green Dot Corp., Class A*	1,919	20,418
LendingClub Corp.*	4,427	71,673
LendingTree, Inc.*	437	16,934
Medallion Financial Corp.	939	8,817
Moneylion, Inc.*	360	30,964
Navient Corp.	2,768	36,787
Nelnet, Inc., Class A	554	59,173
NerdWallet, Inc., Class A*	776	10,321
OppFi, Inc. (x)	730	5,592
PRA Group, Inc.*	1,604	33,507
PROG Holdings, Inc.	1,613	68,165
Regional Management Corp.	354	12,029
Upstart Holdings, Inc.*	3,046	187,542
World Acceptance Corp.*	148	16,641

		2,467,237

Financial Services (1.0%)
Acacia Research Corp.*	1,672	7,257
Alerus Financial Corp.	740	14,238
AvidXchange Holdings, Inc.*	6,729	69,578
Banco Latinoamericano de Comercio Exterior SA, Class E	1,132	40,265
Burford Capital Ltd.	7,883	100,508
Cannae Holdings, Inc.	2,331	46,294
Cantaloupe, Inc.*	2,520	23,965
Cass Information Systems, Inc.	606	24,791
Compass Diversified Holdings	2,595	59,893
Enact Holdings, Inc.	1,198	38,791
Essent Group Ltd.	4,035	219,665
Evertec, Inc.	2,506	86,532
Federal Agricultural Mortgage Corp., Class C	352	69,326
Flywire Corp.*	4,815	99,285
HA Sustainable Infrastructure Capital, Inc. (x)	4,421	118,615
I3 Verticals, Inc., Class A*	972	22,395
International Money Express, Inc.*	1,304	27,162
Jackson Financial, Inc., Class A	2,907	253,142
Marqeta, Inc., Class A*	17,342	65,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Merchants Bancorp	709	$25,857
Mr Cooper Group, Inc.*	2,465	236,665
NCR Atleos Corp.*	2,837	96,231
NewtekOne, Inc.	1,025	13,089
NMI Holdings, Inc., Class A*	3,087	113,478
Onity Group, Inc.*	283	8,691
Pagseguro Digital Ltd., Class A*	7,279	45,567
Payoneer Global, Inc.*	10,805	108,482
Paysafe Ltd.*	1,400	23,940
Paysign, Inc.*	1,436	4,337
PennyMac Financial Services, Inc.	1,045	106,736
Priority Technology Holdings, Inc.*	766	9,001
Radian Group, Inc.	5,948	188,671
Remitly Global, Inc.*	5,776	130,364
Repay Holdings Corp., Class A*	3,196	24,385
Sezzle, Inc. (x)*	100	25,580
StoneCo Ltd., Class A*	11,135	88,746
SWK Holdings Corp.*	160	2,538
Velocity Financial, Inc.*	373	7,296
Walker & Dunlop, Inc.	1,250	121,513
Waterstone Financial, Inc.	728	9,784

		2,778,379

Insurance (4.5%)
Ambac Financial Group, Inc.*	1,741	22,024
American Coastal Insurance Corp. (x)*	835	11,239
AMERISAFE, Inc.	769	39,634
Baldwin Insurance Group, Inc. (The), Class A*	2,582	100,078
Bowhead Specialty Holdings, Inc.*	361	12,823
CNO Financial Group, Inc.	89,061	3,313,960
Crawford & Co., Class A	366	4,231
Donegal Group, Inc., Class A	676	10,458
Employers Holdings, Inc.	940	48,156
Enstar Group Ltd.*	487	156,838
F&G Annuities & Life, Inc.	751	31,121
Fidelis Insurance Holdings Ltd.	2,051	37,185
Genworth Financial, Inc., Class A*	16,848	117,768
GoHealth, Inc., Class A*	172	2,303
Goosehead Insurance, Inc., Class A*	875	93,818
Greenlight Capital Re Ltd., Class A*	1,144	16,016
Hamilton Insurance Group Ltd., Class B*	1,544	29,382
Hanover Insurance Group, Inc. (The)	25,509	3,945,222
HCI Group, Inc.	344	40,086
Heritage Insurance Holdings, Inc.*	968	11,713
Hippo Holdings, Inc.*	858	22,969
Horace Mann Educators Corp.	74,171	2,909,728
Investors Title Co.	53	12,548
James River Group Holdings Ltd.	1,303	6,346
Kingsway Financial Services, Inc.*	468	3,917
Lemonade, Inc. (x)*	2,007	73,617
Maiden Holdings Ltd.*	3,993	6,748
MBIA, Inc.*	1,940	12,532
Mercury General Corp.	1,034	68,740
NI Holdings, Inc.*	358	5,621
Oscar Health, Inc., Class A*	7,800	104,832
Palomar Holdings, Inc.*	1,015	107,174
ProAssurance Corp.*	2,115	33,650
Root, Inc., Class A*	366	26,568
Safety Insurance Group, Inc.	585	48,204
Selective Insurance Group, Inc.	2,366	221,268
Selectquote, Inc.*	5,223	19,430
SiriusPoint Ltd.*	3,739	61,282
Skyward Specialty Insurance Group, Inc.*	1,420	71,767
Stewart Information Services Corp.	1,089	73,497
Tiptree, Inc., Class A	748	15,603
Trupanion, Inc.*	1,262	60,828
TWFG, Inc., Class A*	229	7,053
United Fire Group, Inc.	465	13,229
Universal Insurance Holdings, Inc.	991	20,871

		12,052,077

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
Advanced Flower Capital, Inc. (REIT)	711	5,923
AG Mortgage Investment Trust, Inc. (REIT)	1,219	8,106
Angel Oak Mortgage REIT, Inc. (REIT)	418	3,879
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,186	44,911
Arbor Realty Trust, Inc. (REIT) (x)	7,279	100,814
Ares Commercial Real Estate Corp. (REIT) (x)	2,247	13,235
ARMOUR Residential REIT, Inc. (REIT) (x)	1,987	37,475
Blackstone Mortgage Trust, Inc. (REIT), Class A	6,883	119,833
BrightSpire Capital, Inc. (REIT), Class A	5,346	30,151
Chicago Atlantic Real Estate Finance, Inc. (REIT)	720	11,102
Chimera Investment Corp. (REIT)	3,044	42,616
Claros Mortgage Trust, Inc. (REIT)	3,688	16,670
Dynex Capital, Inc. (REIT) (x)	3,198	40,455
Ellington Financial, Inc. (REIT) (x)	3,093	37,487
Franklin BSP Realty Trust, Inc. (REIT)	3,430	43,012
Granite Point Mortgage Trust, Inc. (REIT)	2,040	5,692
Invesco Mortgage Capital, Inc. (REIT) (x)	1,846	14,860
KKR Real Estate Finance Trust, Inc. (REIT)	2,315	23,382
Ladder Capital Corp. (REIT)	4,698	52,571
MFA Financial, Inc. (REIT)	4,237	43,175
New York Mortgage Trust, Inc. (REIT)	3,703	22,440
Nexpoint Real Estate Finance, Inc. (REIT)	352	5,523
Orchid Island Capital, Inc. (REIT) (x)	2,993	23,286
PennyMac Mortgage Investment Trust (REIT)	3,314	41,723
Ready Capital Corp. (REIT) (x)	6,578	44,862
Redwood Trust, Inc. (REIT)	4,806	31,383
Seven Hills Realty Trust (REIT)	542	7,089
Sunrise Realty Trust, Inc. (REIT) (x)	237	3,337
TPG RE Finance Trust, Inc. (REIT)	2,375	20,187
Two Harbors Investment Corp. (REIT)	3,641	43,073

		938,252

Total Financials		60,152,343

Health Care (7.3%)
Biotechnology (3.2%)
2seventy bio, Inc. (x)*	2,209	6,494
4D Molecular Therapeutics, Inc.*	2,111	11,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
89bio, Inc.*	3,152	$24,649
Absci Corp. (x)*	3,383	8,863
ACADIA Pharmaceuticals, Inc.*	4,577	83,988
ACELYRIN, Inc.*	2,895	9,090
Achieve Life Sciences, Inc. (x)*	1,459	5,136
Acrivon Therapeutics, Inc.*	390	2,348
Actinium Pharmaceuticals, Inc.*	1,144	1,441
Acumen Pharmaceuticals, Inc.*	2,399	4,126
ADC Therapeutics SA (x)*	2,966	5,902
ADMA Biologics, Inc.*	8,912	152,841
Adverum Biotechnologies, Inc.*	929	4,338
Aerovate Therapeutics, Inc. (x)*	447	1,185
Agenus, Inc. (x)*	753	2,063
Agios Pharmaceuticals, Inc.*	2,221	72,982
Akebia Therapeutics, Inc.*	7,668	14,569
Akero Therapeutics, Inc.*	2,621	72,916
Aldeyra Therapeutics, Inc.*	2,048	10,220
Alector, Inc.*	3,340	6,313
Alkermes plc*	6,432	184,984
Allogene Therapeutics, Inc.*	5,657	12,049
Altimmune, Inc. (x)*	2,327	16,778
ALX Oncology Holdings, Inc. (x)*	1,660	2,772
Amicus Therapeutics, Inc.*	11,276	106,220
AnaptysBio, Inc.*	851	11,267
Anavex Life Sciences Corp. (x)*	3,015	32,381
Anika Therapeutics, Inc.*	595	9,794
Annexon, Inc.*	3,568	18,304
Apogee Therapeutics, Inc.*	1,472	66,682
Applied Therapeutics, Inc. (x)*	4,073	3,487
Arbutus Biopharma Corp.*	5,773	18,878
Arcellx, Inc.*	1,691	129,683
Arcturus Therapeutics Holdings, Inc.*	948	16,088
Arcus Biosciences, Inc.*	2,196	32,698
Arcutis Biotherapeutics, Inc.*	4,093	57,016
Ardelyx, Inc.*	9,618	48,763
ArriVent Biopharma, Inc. (x)*	1,115	29,704
Arrowhead Pharmaceuticals, Inc.*	4,715	88,642
ARS Pharmaceuticals, Inc. (x)*	2,085	21,997
Artiva Biotherapeutics, Inc.*	552	5,564
Astria Therapeutics, Inc.*	1,987	17,764
Atossa Therapeutics, Inc. (x)*	6,232	5,884
Aura Biosciences, Inc.*	1,920	15,782
Aurinia Pharmaceuticals, Inc.*	5,052	45,367
Avid Bioservices, Inc.*	2,280	28,158
Avidity Biosciences, Inc.*	4,260	123,881
Avita Medical, Inc. (x)*	1,033	13,222
Beam Therapeutics, Inc.*	2,973	73,730
Bicara Therapeutics, Inc. (x)*	318	5,540
BioCryst Pharmaceuticals, Inc.*	7,734	58,160
Biohaven Ltd.*	3,351	125,160
Biomea Fusion, Inc. (x)*	874	3,391
Black Diamond Therapeutics, Inc.*	1,574	3,368
Bluebird Bio, Inc. (x)*	505	4,212
Blueprint Medicines Corp.*	2,461	214,648
Boundless Bio, Inc. (x)*	2,206	6,397
Bridgebio Pharma, Inc.*	5,433	149,082
C4 Therapeutics, Inc.*	2,484	8,942
Cabaletta Bio, Inc.*	2,115	4,801
CAMP4 Therapeutics Corp.*	871	4,547
Candel Therapeutics, Inc.*	743	6,449
Capricor Therapeutics, Inc. (x)*	1,107	15,277
Cardiff Oncology, Inc. (x)*	2,272	9,861
CareDx, Inc.*	2,064	44,190
Cargo Therapeutics, Inc.*	1,381	19,914
Caribou Biosciences, Inc.*	3,240	5,152
Cartesian Therapeutics, Inc. (x)*	384	6,877
Catalyst Pharmaceuticals, Inc.*	4,481	93,518
Celcuity, Inc.*	1,070	14,006
Celldex Therapeutics, Inc.*	2,462	62,215
Century Therapeutics, Inc. (x)*	2,836	2,864
CervoMed, Inc.*	257	601
CG oncology, Inc.*	1,940	55,639
Cibus, Inc., Class A (x)*	714	1,985
Climb Bio, Inc.*	1,033	1,859
Cogent Biosciences, Inc.*	3,798	29,624
Coherus Biosciences, Inc. (x)*	3,363	4,641
Compass Therapeutics, Inc.*	4,014	5,820
Corbus Pharmaceuticals Holdings, Inc.*	431	5,086
Crinetics Pharmaceuticals, Inc.*	3,446	176,194
Cullinan Therapeutics, Inc.*	2,060	25,091
Cytokinetics, Inc.*	4,507	212,009
Day One Biopharmaceuticals, Inc.*	2,148	27,215
Denali Therapeutics, Inc.*	4,810	98,028
Design Therapeutics, Inc.*	1,620	9,995
Dianthus Therapeutics, Inc. (x)*	1,013	22,083
Disc Medicine, Inc.*	809	51,291
Dynavax Technologies Corp.*	5,096	65,076
Dyne Therapeutics, Inc.*	3,153	74,285
Editas Medicine, Inc.*	3,056	3,881
Elevation Oncology, Inc. (x)*	2,664	1,499
Enanta Pharmaceuticals, Inc.*	867	4,985
Entrada Therapeutics, Inc.*	941	16,270
Erasca, Inc.*	7,069	17,743
Fate Therapeutics, Inc.*	4,143	6,836
Fennec Pharmaceuticals, Inc. (x)*	798	5,043
Fibrobiologics, Inc.*	1,284	2,568
Foghorn Therapeutics, Inc.*	1,017	4,800
Galectin Therapeutics, Inc. (x)*	2,397	3,092
Generation Bio Co.*	2,252	2,387
Geron Corp.*	23,832	84,365
Greenwich Lifesciences, Inc. (x)*	334	3,751
Gyre Therapeutics, Inc. (x)*	289	3,497
Halozyme Therapeutics, Inc.*	4,813	230,110
Heron Therapeutics, Inc. (x)*	4,710	7,206
HilleVax, Inc. (x)*	1,426	2,952
Humacyte, Inc. (x)*	3,892	19,655
Ideaya Biosciences, Inc.*	3,393	87,200
IGM Biosciences, Inc. (x)*	762	4,656
ImmunityBio, Inc. (x)*	6,003	15,368
Immunome, Inc. (x)*	2,178	23,130
Immunovant, Inc.*	2,166	53,652
Inhibrx Biosciences, Inc.*	76	1,170
Inmune Bio, Inc. (x)*	718	3,353
Inovio Pharmaceuticals, Inc.*	1,076	1,969
Inozyme Pharma, Inc. (x)*	2,139	5,925
Insmed, Inc.*	6,739	465,261
Intellia Therapeutics, Inc.*	3,987	46,488
Invivyd, Inc. (x)*	4,243	1,880
Iovance Biotherapeutics, Inc.*	10,662	78,899
Ironwood Pharmaceuticals, Inc., Class A*	5,617	24,883
iTeos Therapeutics, Inc.*	638	4,900
Janux Therapeutics, Inc.*	1,074	57,502

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Jasper Therapeutics, Inc.*	480	$10,262
KalVista Pharmaceuticals, Inc.*	1,613	13,662
Keros Therapeutics, Inc.*	1,118	17,698
Kiniksa Pharmaceuticals International plc, Class A*	1,312	25,951
Kodiak Sciences, Inc.*	1,411	14,039
Korro Bio, Inc. (x)*	258	9,822
Krystal Biotech, Inc.*	975	152,744
Kura Oncology, Inc.*	3,001	26,139
Kymera Therapeutics, Inc.*	1,841	74,063
Kyverna Therapeutics, Inc.*	1,306	4,884
Larimar Therapeutics, Inc. (x)*	1,858	7,190
LENZ Therapeutics, Inc. (x)	539	15,561
Lexeo Therapeutics, Inc. (x)*	977	6,429
Lexicon Pharmaceuticals, Inc. (x)*	6,850	5,059
Lineage Cell Therapeutics, Inc.*	5,676	2,852
Lyell Immunopharma, Inc. (x)*	8,064	5,161
MacroGenics, Inc.*	2,411	7,836
Madrigal Pharmaceuticals, Inc. (x)*	693	213,839
MannKind Corp.*	10,091	64,885
MeiraGTx Holdings plc*	1,434	8,733
Mersana Therapeutics, Inc.*	4,031	5,764
Metagenomi, Inc.*	1,783	6,437
MiMedx Group, Inc.*	4,694	45,156
Mineralys Therapeutics, Inc.*	1,210	14,895
Mirum Pharmaceuticals, Inc.*	1,623	67,111
Monte Rosa Therapeutics, Inc. (x)*	1,384	9,605
Myriad Genetics, Inc.*	3,309	45,366
Neurogene, Inc.*	436	9,967
Nkarta, Inc.*	2,241	5,580
Novavax, Inc. (x)*	5,846	47,002
Nurix Therapeutics, Inc.*	2,830	53,317
Nuvalent, Inc., Class A*	1,352	105,835
Ocugen, Inc. (x)*	10,840	8,726
Olema Pharmaceuticals, Inc.*	1,729	10,080
Organogenesis Holdings, Inc., Class A*	2,281	7,299
ORIC Pharmaceuticals, Inc.*	2,608	21,047
Ovid therapeutics, Inc.*	2,623	2,449
PepGen, Inc.*	181	686
Perspective Therapeutics, Inc.*	2,407	7,678
Poseida Therapeutics, Inc., Class A*	2,024	19,430
Praxis Precision Medicines, Inc.*	655	50,409
Precigen, Inc.*	4,941	5,534
Prelude Therapeutics, Inc. (x)*	436	556
Prime Medicine, Inc. (x)*	2,612	7,627
ProKidney Corp., Class A (x)*	4,265	7,208
Protagonist Therapeutics, Inc.*	2,302	88,857
Prothena Corp. plc*	1,727	23,919
PTC Therapeutics, Inc.*	2,970	134,066
Puma Biotechnology, Inc.*	2,169	6,615
Pyxis Oncology, Inc. (x)*	2,098	3,273
Q32 Bio, Inc. (x)*	250	860
RAPT Therapeutics, Inc.*	1,299	2,052
Recursion Pharmaceuticals, Inc., Class A (x)*	9,772	66,059
REGENXBIO, Inc.*	1,905	14,726
Regulus Therapeutics, Inc. (x)*	3,000	4,740
Relay Therapeutics, Inc.*	4,117	16,962
Renovaro, Inc.*	3,504	2,928
Replimune Group, Inc.*	2,599	31,474
REVOLUTION Medicines, Inc.*	6,517	285,054
Rhythm Pharmaceuticals, Inc.*	2,126	119,014
Rigel Pharmaceuticals, Inc.*	729	12,262
Rocket Pharmaceuticals, Inc.*	2,723	34,228
Sage Therapeutics, Inc.*	2,132	11,577
Sana Biotechnology, Inc. (x)*	5,600	9,128
Savara, Inc.*	5,266	16,167
Scholar Rock Holding Corp.*	3,039	131,346
Sera Prognostics, Inc., Class A*	1,169	9,516
Shattuck Labs, Inc.*	1,806	2,185
Skye Bioscience, Inc.*	1,688	4,777
Soleno Therapeutics, Inc.*	1,048	47,108
Solid Biosciences, Inc.*	1,107	4,428
SpringWorks Therapeutics, Inc.*	2,693	97,298
Spyre Therapeutics, Inc.*	1,240	28,867
Stoke Therapeutics, Inc.*	1,581	17,438
Summit Therapeutics, Inc. (x)*	3,623	64,652
Sutro Biopharma, Inc.*	4,109	7,561
Syndax Pharmaceuticals, Inc.*	2,877	38,034
Tango Therapeutics, Inc.*	1,974	6,100
Taysha Gene Therapies, Inc. (x)*	6,776	11,723
Tenaya Therapeutics, Inc.*	2,013	2,879
TG Therapeutics, Inc.*	5,512	165,911
Tourmaline Bio, Inc. (x)*	978	19,834
Travere Therapeutics, Inc.*	2,985	51,999
TScan Therapeutics, Inc.*	1,627	4,946
Twist Bioscience Corp.*	2,218	103,070
Tyra Biosciences, Inc.*	619	8,604
Upstream Bio, Inc.*	291	4,784
UroGen Pharma Ltd.*	1,455	15,496
Vanda Pharmaceuticals, Inc.*	2,430	11,640
Vaxcyte, Inc.*	4,850	397,021
Vera Therapeutics, Inc., Class A*	1,738	73,500
Veracyte, Inc.*	2,998	118,721
Verastem, Inc.*	1,051	5,434
Vericel Corp.*	1,872	102,792
Verve Therapeutics, Inc. (x)*	2,626	14,811
Vir Biotechnology, Inc.*	2,276	16,706
Viridian Therapeutics, Inc.*	2,829	54,232
Voyager Therapeutics, Inc.*	2,054	11,646
Werewolf Therapeutics, Inc.*	1,262	1,868
X4 Pharmaceuticals, Inc. (x)*	5,415	3,972
XBiotech, Inc. (x)*	766	3,026
Xencor, Inc.*	2,685	61,701
XOMA Royalty Corp.*	322	8,462
Y-mAbs Therapeutics, Inc.*	1,522	11,917
Zenas Biopharma, Inc. (x)*	631	5,168
Zentalis Pharmaceuticals, Inc.*	2,378	7,205
Zura Bio Ltd., Class A (x)*	1,841	4,603
Zymeworks, Inc.*	2,251	32,955

		8,702,200

Health Care Equipment & Supplies (2.1%)
Accuray, Inc.*	4,103	8,124
Alphatec Holdings, Inc.*	4,354	39,970
AngioDynamics, Inc.*	1,005	9,206
Artivion, Inc.*	1,604	45,858
AtriCure, Inc.*	1,783	54,488
Avanos Medical, Inc.*	1,875	29,850
Axogen, Inc.*	1,775	29,252
Bioventus, Inc., Class A*	1,590	16,695
Ceribell, Inc. (x)*	194	5,021
Cerus Corp.*	7,555	11,635

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
CONMED Corp.	1,185	$81,101
CVRx, Inc.*	489	6,196
Embecta Corp.	2,290	47,289
Envista Holdings Corp.*	130,181	2,511,192
Fractyl Health, Inc. (x)*	2,050	4,223
Glaukos Corp.*	1,931	289,534
Haemonetics Corp.*	1,990	155,379
ICU Medical, Inc.*	822	127,550
Inari Medical, Inc.*	2,066	105,469
Inmode Ltd.*	2,722	45,457
Inogen, Inc.*	950	8,712
Integer Holdings Corp.*	1,318	174,661
Integra LifeSciences Holdings Corp.*	2,637	59,807
iRadimed Corp.	315	17,325
iRhythm Technologies, Inc.*	1,223	110,278
Lantheus Holdings, Inc.*	2,670	238,858
LeMaitre Vascular, Inc.	765	70,487
LivaNova plc*	2,124	98,362
Merit Medical Systems, Inc.*	2,282	220,715
Neogen Corp.*	8,539	103,663
NeuroPace, Inc.*	765	8,560
Nevro Corp.*	1,458	5,424
Novocure Ltd.*	4,122	122,836
Omnicell, Inc.*	1,770	78,800
OraSure Technologies, Inc.*	2,772	10,007
Orchestra BioMed Holdings, Inc.*	1,122	4,488
Orthofix Medical, Inc.*	1,438	25,107
OrthoPediatrics Corp.*	740	17,153
Paragon 28, Inc.*	1,788	18,470
PROCEPT BioRobotics Corp.*	1,735	139,702
Pulmonx Corp.*	1,522	10,334
Pulse Biosciences, Inc. (x)*	786	13,684
RxSight, Inc.*	1,441	49,542
Sanara Medtech, Inc. (x)*	167	5,544
Semler Scientific, Inc. (x)*	95	5,130
SI-BONE, Inc.*	1,685	23,624
Sight Sciences, Inc.*	1,454	5,293
STAAR Surgical Co.*	1,817	44,135
Stereotaxis, Inc.*	2,934	6,690
Surmodics, Inc.*	560	22,176
Tactile Systems Technology, Inc.*	958	16,411
Tandem Diabetes Care, Inc.*	2,553	91,959
TransMedics Group, Inc. (x)*	1,260	78,561
Treace Medical Concepts, Inc.*	1,841	13,697
UFP Technologies, Inc.*	284	69,441
Utah Medical Products, Inc.	140	8,606
Varex Imaging Corp.*	1,530	22,323
Zimvie, Inc.*	1,053	14,689
Zynex, Inc.*	485	3,885

		5,662,628

Health Care Providers & Services (1.1%)
Accolade, Inc.*	2,735	9,354
AdaptHealth Corp., Class A*	4,213	40,108
Addus HomeCare Corp.*	693	86,868
agilon health, Inc.*	11,419	21,696
AirSculpt Technologies, Inc. (x)*	535	2,777
Alignment Healthcare, Inc.*	3,752	42,210
AMN Healthcare Services, Inc.*	1,569	37,530
Ardent Health Partners, Inc.*	442	7,549
Astrana Health, Inc.*	1,649	51,993
Aveanna Healthcare Holdings, Inc.*	1,637	7,481
BrightSpring Health Services, Inc.*	2,150	36,614
Brookdale Senior Living, Inc.*	7,922	39,848
Castle Biosciences, Inc.*	1,071	28,542
Community Health Systems, Inc.*	5,087	15,210
Concentra Group Holdings Parent, Inc.	4,320	85,450
CorVel Corp.*	1,050	116,823
Cross Country Healthcare, Inc.*	1,398	25,388
DocGo, Inc. (x)*	4,539	19,245
Enhabit, Inc.*	2,030	15,854
Ensign Group, Inc. (The)	2,160	286,978
Fulgent Genetics, Inc.*	738	13,631
GeneDx Holdings Corp., Class A (x)*	515	39,583
Guardant Health, Inc.*	4,640	141,752
HealthEquity, Inc.*	3,377	324,023
Hims & Hers Health, Inc.*	7,344	177,578
InfuSystem Holdings, Inc.*	799	6,752
Innovage Holding Corp.*	953	3,745
Joint Corp. (The)*	451	4,794
LifeStance Health Group, Inc.*	5,728	42,215
ModivCare, Inc. (x)*	348	4,120
Nano-X Imaging Ltd. (x)*	1,963	14,134
National HealthCare Corp.	468	50,338
National Research Corp.	634	11,184
NeoGenomics, Inc.*	4,954	81,642
OPKO Health, Inc. (x)*	13,480	19,816
Option Care Health, Inc.*	6,674	154,837
Owens & Minor, Inc.*	3,122	40,804
PACS Group, Inc.*	1,673	21,933
Patterson Cos., Inc.	3,003	92,673
Pediatrix Medical Group, Inc.*	3,253	42,679
Pennant Group, Inc. (The)*	1,168	30,975
Performant Healthcare, Inc.*	2,960	8,939
Privia Health Group, Inc.*	3,843	75,131
Progyny, Inc.*	2,982	51,439
Quipt Home Medical Corp.*	1,775	5,414
RadNet, Inc.*	2,548	177,952
Select Medical Holdings Corp.	4,249	80,094
Surgery Partners, Inc.*	2,917	61,753
Talkspace, Inc.*	5,208	16,093
US Physical Therapy, Inc.	561	49,766
Viemed Healthcare, Inc.*	1,502	12,046

		2,835,353

Health Care Technology (0.1%)
Definitive Healthcare Corp., Class A*	1,986	8,162
Evolent Health, Inc., Class A*	4,279	48,139
Health Catalyst, Inc.*	2,421	17,116
HealthStream, Inc.	1,009	32,086
LifeMD, Inc.*	1,470	7,277
OptimizeRx Corp.*	969	4,709
Phreesia, Inc.*	2,147	54,019
Schrodinger, Inc. (x)*	2,301	44,386
Simulations Plus, Inc.	655	18,268
Teladoc Health, Inc.*	6,844	62,212
Waystar Holding Corp.*	1,735	63,675

		360,049

Life Sciences Tools & Services (0.1%)
Adaptive Biotechnologies Corp. (x)*	4,139	24,813
Akoya Biosciences, Inc. (x)*	657	1,505
BioLife Solutions, Inc.*	1,286	33,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
ChromaDex Corp.*	2,104	$11,162
Codexis, Inc.*	2,907	13,866
CryoPort, Inc.*	1,749	13,607
Cytek Biosciences, Inc.*	4,876	31,645
Harvard Bioscience, Inc.*	1,721	3,631
Lifecore Biomedical, Inc. (x)*	1,093	8,121
Maravai LifeSciences Holdings, Inc., Class A*	4,679	25,501
MaxCyte, Inc.*	4,525	18,824
Mesa Laboratories, Inc.	212	27,956
Nautilus Biotechnology, Inc., Class A*	2,090	3,511
OmniAb, Inc. (Earn Out Shares) (r)*	530	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	3,388	11,993
Pacific Biosciences of California, Inc. (x)*	10,163	18,598
Quanterix Corp.*	1,430	15,201
Quantum-Si, Inc. (x)*	3,948	10,660
Standard BioTools, Inc.*	12,781	22,367

		296,346

Pharmaceuticals (0.7%)
Alto Neuroscience, Inc. (x)*	911	3,854
Alumis, Inc. (x)*	503	3,954
Amneal Pharmaceuticals, Inc.*	5,867	46,467
Amphastar Pharmaceuticals, Inc. (x)*	1,518	56,363
ANI Pharmaceuticals, Inc.*	685	37,867
Aquestive Therapeutics, Inc. (x)*	3,146	11,200
Arvinas, Inc.*	2,367	45,375
Atea Pharmaceuticals, Inc.*	3,426	11,477
Avadel Pharmaceuticals plc (ADR)*	3,408	35,818
Axsome Therapeutics, Inc.*	1,455	123,108
BioAge Labs, Inc. (x)*	1,337	7,741
Biote Corp., Class A*	1,326	8,195
Cassava Sciences, Inc. (x)*	1,544	3,644
Collegium Pharmaceutical, Inc.*	1,168	33,463
Contineum Therapeutics, Inc., Class A*	323	4,732
Corcept Therapeutics, Inc.*	3,197	161,097
CorMedix, Inc.*	1,963	15,900
Edgewise Therapeutics, Inc.*	2,840	75,828
Enliven Therapeutics, Inc. (x)*	1,491	33,547
Esperion Therapeutics, Inc. (x)*	8,005	17,611
Evolus, Inc.*	2,341	25,845
EyePoint Pharmaceuticals, Inc. (x)*	2,380	17,731
Fulcrum Therapeutics, Inc.*	2,629	12,356
Harmony Biosciences Holdings, Inc.*	1,439	49,516
Harrow, Inc.*	1,264	42,407
Innoviva, Inc.*	2,290	39,731
Ligand Pharmaceuticals, Inc.*	659	70,612
Liquidia Corp.*	2,453	28,847
MBX Biosciences, Inc.*	289	5,326
MediWound Ltd. (x)*	300	5,340
Mind Medicine MindMed, Inc.*	3,050	21,228
Nektar Therapeutics*	7,563	7,034
Neumora Therapeutics, Inc.*	3,054	32,372
Nuvation Bio, Inc.*	8,097	21,538
Ocular Therapeutix, Inc.*	5,963	50,924
Omeros Corp. (x)*	1,365	13,486
Pacira BioSciences, Inc.*	1,662	31,312
Phathom Pharmaceuticals, Inc. (x)*	1,412	11,465
Phibro Animal Health Corp., Class A	893	18,753
Pliant Therapeutics, Inc.*	2,247	29,593
Prestige Consumer Healthcare, Inc.*	1,907	148,918
Rapport Therapeutics, Inc. (x)*	348	6,173
Revance Therapeutics, Inc.*	4,575	13,908
Scilex Holding Co. (r)*	3,124	1,132
scPharmaceuticals, Inc.*	1,270	4,496
Septerna, Inc.*	311	7,122
SIGA Technologies, Inc.	2,069	12,435
Supernus Pharmaceuticals, Inc.*	1,927	69,680
Tarsus Pharmaceuticals, Inc.*	1,388	76,854
Telomir Pharmaceuticals, Inc. (x)*	1,121	4,618
Terns Pharmaceuticals, Inc.*	2,594	14,371
Theravance Biopharma, Inc.*	1,520	14,303
Third Harmonic Bio, Inc. (x)*	857	8,819
Trevi Therapeutics, Inc.*	1,831	7,544
Ventyx Biosciences, Inc.*	2,058	4,507
Verrica Pharmaceuticals, Inc. (x)*	918	643
WaVe Life Sciences Ltd.*	3,586	44,359
Xeris Biopharma Holdings, Inc.*	5,890	19,967
Zevra Therapeutics, Inc. (x)*	1,526	12,727

		1,745,233

Total Health Care		19,601,809

Industrials (22.1%)
Aerospace & Defense (3.7%)
AAR Corp.*	1,333	81,686
AeroVironment, Inc.*	1,091	167,894
AerSale Corp.*	535	3,370
Archer Aviation, Inc., Class A (x)*	9,200	89,700
Astronics Corp.*	847	13,518
Babcock International Group plc	271,522	1,701,292
Byrna Technologies, Inc.*	733	21,118
Cadre Holdings, Inc.	1,103	35,627
Ducommun, Inc.*	562	35,777
Eve Holding, Inc. (x)*	796	4,330
Intuitive Machines, Inc. (x)*	970	17,615
Kratos Defense & Security Solutions, Inc.*	5,800	153,004
Leonardo DRS, Inc.*	2,870	92,730
Melrose Industries plc	307,705	2,133,326
Mercury Systems, Inc.*	1,987	83,454
Moog, Inc., Class A	1,107	217,902
National Presto Industries, Inc.	214	21,062
Park Aerospace Corp.	807	11,822
QinetiQ Group plc	603,553	3,138,713
Redwire Corp. (x)*	417	6,864
Rocket Lab USA, Inc. (x)*	13,579	345,857
Senior plc	823,110	1,644,600
Triumph Group, Inc.*	2,796	52,173
V2X, Inc.*	565	27,024
Virgin Galactic Holdings, Inc. (x)*	694	4,081
VirTra, Inc. (x)*	712	4,806

		10,109,345

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	1,843	40,509
Forward Air Corp.*	1,040	33,540
Hub Group, Inc., Class A	2,306	102,755
Radiant Logistics, Inc.*	1,582	10,600

		187,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Building Products (1.8%)
American Woodmark Corp.*	8,245	$655,725
Apogee Enterprises, Inc.	813	58,056
AZZ, Inc.	1,145	93,798
Caesarstone Ltd.*	1,120	4,760
CSW Industrials, Inc.	651	229,673
Gibraltar Industries, Inc.*	1,151	67,794
Griffon Corp.	1,485	105,836
Insteel Industries, Inc.	765	20,663
Janus International Group, Inc.*	5,463	40,153
JELD-WEN Holding, Inc.*	3,555	29,116
Masterbrand, Inc.*	4,905	71,662
Quanex Building Products Corp.	1,830	44,359
Resideo Technologies, Inc.*	5,763	132,837
Tecnoglass, Inc.	878	69,643
UFP Industries, Inc.	27,818	3,133,698
Zurn Elkay Water Solutions Corp.	5,668	211,416

		4,969,189

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	2,517	128,820
ACCO Brands Corp.	3,613	18,968
ACV Auctions, Inc., Class A*	5,772	124,675
Aris Water Solutions, Inc., Class A	1,109	26,561
BrightView Holdings, Inc.*	2,221	35,514
Brink’s Co. (The)	1,723	159,843
Casella Waste Systems, Inc., Class A*	2,457	259,975
CECO Environmental Corp.*	1,207	36,488
Cimpress plc*	659	47,263
CompX International, Inc.	191	4,995
CoreCivic, Inc.*	4,363	94,852
Deluxe Corp.	1,802	40,707
Driven Brands Holdings, Inc.*	2,163	34,911
Ennis, Inc.	821	17,315
Enviri Corp.*	3,208	24,702
GEO Group, Inc. (The)*	4,879	136,514
Healthcare Services Group, Inc.*	3,043	35,344
HNI Corp.	37,319	1,879,758
Interface, Inc., Class A	2,153	52,426
LanzaTech Global, Inc.*	5,103	6,991
Liquidity Services, Inc.*	888	28,673
Matthews International Corp., Class A	1,170	32,386
MillerKnoll, Inc.	2,782	62,845
Montrose Environmental Group, Inc.*	1,347	24,987
NL Industries, Inc.	460	3,574
OPENLANE, Inc.*	4,166	82,653
Perma-Fix Environmental Services, Inc. (x)*	555	6,144
Pitney Bowes, Inc.	6,063	43,896
Quad/Graphics, Inc.	839	5,848
Quest Resource Holding Corp.*	791	5,141
Steelcase, Inc., Class A	3,758	44,420
UniFirst Corp.	595	101,799
Viad Corp.*	843	35,836
Virco Mfg. Corp.	456	4,674
VSE Corp.	692	65,809

		3,715,307

Construction & Engineering (3.9%)
Ameresco, Inc., Class A*	1,308	30,712
Arcosa, Inc.	1,869	180,807
Argan, Inc.	478	65,505
Bowman Consulting Group Ltd., Class A*	605	15,095
Centuri Holdings, Inc.*	579	11,180
Concrete Pumping Holdings, Inc.*	789	5,255
Construction Partners, Inc., Class A*	1,710	151,267
Dycom Industries, Inc.*	1,098	191,118
Fluor Corp.*	6,680	329,458
Granite Construction, Inc.	1,707	149,721
Great Lakes Dredge & Dock Corp.*	2,684	30,302
IES Holdings, Inc.*	312	62,700
Limbach Holdings, Inc.*	423	36,183
Matrix Service Co.*	1,120	13,406
MYR Group, Inc.*	633	94,171
Northwest Pipe Co.*	410	19,787
Orion Group Holdings, Inc.*	1,299	9,522
Primoris Services Corp.	25,665	1,960,806
Southland Holdings, Inc.*	165	536
Sterling Infrastructure, Inc.*	1,165	196,244
Tutor Perini Corp.*	1,665	40,293
Valmont Industries, Inc.	10,944	3,356,196
WillScot Holdings Corp.*	102,844	3,440,132

		10,390,396

Electrical Equipment (1.6%)
Allient, Inc.	541	13,135
American Superconductor Corp.*	1,446	35,615
Amprius Technologies, Inc.*	237	664
Array Technologies, Inc. (x)*	5,722	34,561
Atkore, Inc.	1,432	119,500
Blink Charging Co.*	4,339	6,031
Bloom Energy Corp., Class A (x)*	7,831	173,927
ChargePoint Holdings, Inc. (x)*	16,445	17,596
Energy Vault Holdings, Inc.*	4,313	9,834
EnerSys	1,574	145,485
Enovix Corp. (x)*	6,296	68,438
Fluence Energy, Inc., Class A (x)*	2,520	40,018
Freyr Battery, Inc. (x)*	4,749	12,252
FuelCell Energy, Inc. (x)*	591	5,343
GrafTech International Ltd. (x)*	8,889	15,378
LSI Industries, Inc.	1,151	22,352
NANO Nuclear Energy, Inc.*	210	5,228
Net Power, Inc. (x)*	896	9,489
NEXTracker, Inc., Class A*	5,582	203,910
NuScale Power Corp., Class A*	3,087	55,350
Plug Power, Inc. (x)*	30,566	65,106
Powell Industries, Inc. (x)	368	81,567
Preformed Line Products Co.	110	14,057
Regal Rexnord Corp.	18,533	2,875,024
SES AI Corp. (x)*	5,492	12,027
Shoals Technologies Group, Inc., Class A*	6,908	38,201
SolarMax Technology, Inc.*	4,181	6,773
Stem, Inc. (x)*	15,237	9,188
Sunrun, Inc.*	8,501	78,634
Thermon Group Holdings, Inc.*	1,380	39,703
TPI Composites, Inc. (x)*	1,843	3,483
Ultralife Corp.*	542	4,038
Vicor Corp.*	879	42,473

		4,264,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Ground Transportation (1.3%)
ArcBest Corp.	922	$86,041
Covenant Logistics Group, Inc., Class A	361	19,678
FTAI Infrastructure, Inc.	4,119	29,904
Heartland Express, Inc.	1,818	20,398
Hertz Global Holdings, Inc. (x)*	5,199	19,028
Knight-Swift Transportation Holdings, Inc., Class A	39,416	2,090,625
Marten Transport Ltd.	2,371	37,011
PAMT Corp.*	268	4,390
Proficient Auto Logistics, Inc.*	563	4,543
RXO, Inc.*	45,408	1,082,527
Universal Logistics Holdings, Inc.	183	8,407
Werner Enterprises, Inc.	2,425	87,106

		3,489,658

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	1,058	25,667

Machinery (5.0%)
374Water, Inc. (x)*	2,605	1,778
3D Systems Corp.*	5,273	17,295
Alamo Group, Inc.	397	73,806
Albany International Corp., Class A	1,229	98,283
Astec Industries, Inc.	890	29,904
Atmus Filtration Technologies, Inc.	3,341	130,900
Barnes Group, Inc.	1,817	85,871
Blue Bird Corp.*	1,216	46,974
Chart Industries, Inc.*	23,696	4,522,145
Columbus McKinnon Corp.	1,017	37,873
Commercial Vehicle Group, Inc.*	1,413	3,504
Douglas Dynamics, Inc.	928	21,929
Eastern Co. (The)	272	7,219
Energy Recovery, Inc.*	2,233	32,825
Enerpac Tool Group Corp., Class A	2,107	86,577
Enpro, Inc.	810	139,684
ESCO Technologies, Inc.	1,028	136,940
Federal Signal Corp.	2,340	216,193
Franklin Electric Co., Inc.	1,736	169,173
Gates Industrial Corp. plc*	76,261	1,568,689
Gencor Industries, Inc.*	464	8,190
Gorman-Rupp Co. (The)	867	32,877
Graham Corp.*	434	19,300
Greenbrier Cos., Inc. (The)	1,186	72,334
Helios Technologies, Inc.	1,266	56,514
Hillenbrand, Inc.	2,679	82,460
Hillman Solutions Corp.*	7,600	74,024
Hyliion Holdings Corp.*	3,025	7,895
Hyster-Yale, Inc.	474	24,141
John Bean Technologies Corp. (x)	1,848	234,881
Kadant, Inc.	453	156,280
Kennametal, Inc.	3,085	74,102
L B Foster Co., Class A*	384	10,330
Lindsay Corp.	403	47,679
Luxfer Holdings plc	1,239	16,218
Manitowoc Co., Inc. (The)*	1,407	12,846
Mayville Engineering Co., Inc.*	486	7,640
Miller Industries, Inc.	452	29,543
Mueller Industries, Inc.	4,353	345,454
Mueller Water Products, Inc., Class A	158,339	3,562,627
NN, Inc.*	2,140	6,998
Omega Flex, Inc.	149	6,254
Park-Ohio Holdings Corp.	369	9,694
Proto Labs, Inc.*	927	36,236
REV Group, Inc.	1,990	63,421
Shyft Group, Inc. (The)	1,385	16,260
SPX Technologies, Inc.*	1,753	255,097
Standex International Corp.	454	84,893
Taylor Devices, Inc.*	39	1,623
Tennant Co.	710	57,886
Terex Corp.	2,595	119,941
Titan International, Inc.*	2,105	14,293
Trinity Industries, Inc.	3,216	112,882
Twin Disc, Inc.	569	6,686
Wabash National Corp.	1,593	27,288
Watts Water Technologies, Inc., Class A	1,079	219,361

		13,341,710

Marine Transportation (0.1%)
Costamare, Inc.	1,629	20,933
Genco Shipping & Trading Ltd.	1,750	24,395
Golden Ocean Group Ltd. (x)	4,795	42,963
Himalaya Shipping Ltd.	1,210	5,881
Matson, Inc.	1,262	170,168
Pangaea Logistics Solutions Ltd.	764	4,095
Safe Bulkers, Inc.	2,881	10,285

		278,720

Passenger Airlines (0.2%)
Allegiant Travel Co.	584	54,966
Blade Air Mobility, Inc.*	2,500	10,625
Frontier Group Holdings, Inc. (x)*	1,633	11,611
JetBlue Airways Corp. (x)*	11,894	93,487
Joby Aviation, Inc. (x)*	16,912	137,494
SkyWest, Inc.*	1,559	156,103
Sun Country Airlines Holdings, Inc.*	1,545	22,526
Wheels Up Experience, Inc. (x)*	3,799	6,268

		493,080

Professional Services (0.9%)
Alight, Inc., Class A	16,620	115,010
Asure Software, Inc.*	503	4,733
Barrett Business Services, Inc.	980	42,571
BlackSky Technology, Inc., Class A*	650	7,013
CBIZ, Inc.*	1,912	156,459
Conduent, Inc.*	6,674	26,963
CRA International, Inc.	249	46,613
CSG Systems International, Inc.	1,123	57,397
DLH Holdings Corp.*	730	5,862
ExlService Holdings, Inc.*	6,186	274,535
Exponent, Inc.	1,985	176,863
First Advantage Corp.*	2,188	40,981
FiscalNote Holdings, Inc.*	2,739	2,931
Forrester Research, Inc.*	473	7,412
Franklin Covey Co.*	446	16,761
Heidrick & Struggles International, Inc.	743	32,922
HireQuest, Inc.	236	3,342
Huron Consulting Group, Inc.*	690	85,739
IBEX Holdings Ltd.*	394	8,467
ICF International, Inc.	732	87,262
Innodata, Inc. (x)*	1,110	43,867

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Insperity, Inc.	1,400	$108,514
Kelly Services, Inc., Class A	1,319	18,387
Kforce, Inc.	761	43,149
Korn Ferry	2,062	139,082
Legalzoom.com, Inc.*	5,153	38,699
Maximus, Inc.	2,316	172,889
Mistras Group, Inc.*	916	8,299
NV5 Global, Inc.*	1,981	37,322
Planet Labs PBC*	8,574	34,639
Resources Connection, Inc.	1,162	9,912
Spire Global, Inc.*	945	13,296
TriNet Group, Inc.	1,273	115,550
TrueBlue, Inc.*	1,319	11,080
TTEC Holdings, Inc.	825	4,117
Upwork, Inc.*	4,722	77,205
Verra Mobility Corp., Class A*	6,551	158,403
Willdan Group, Inc.*	423	16,112
WNS Holdings Ltd.*	1,665	78,904

		2,329,262

Trading Companies & Distributors (2.1%)
Alta Equipment Group, Inc. (x)	939	6,141
Applied Industrial Technologies, Inc.	1,505	360,402
Beacon Roofing Supply, Inc.*	2,416	245,417
BlueLinx Holdings, Inc.*	308	31,465
Boise Cascade Co.	1,514	179,954
Custom Truck One Source, Inc. (x)*	2,461	11,837
Distribution Solutions Group, Inc.*	434	14,930
DNOW, Inc.*	4,158	54,096
DXP Enterprises, Inc.*	517	42,715
EVI Industries, Inc.	209	3,417
FTAI Aviation Ltd.	3,971	571,983
GATX Corp.	1,391	215,549
Global Industrial Co.	539	13,362
GMS, Inc.*	1,513	128,348
H&E Equipment Services, Inc.	1,314	64,333
Herc Holdings, Inc.	3,075	582,190
Hudson Technologies, Inc.*	1,790	9,988
Karat Packaging, Inc.	208	6,294
McGrath RentCorp	26,167	2,925,994
MRC Global, Inc.*	3,428	43,810
Rush Enterprises, Inc., Class A	2,384	130,619
Rush Enterprises, Inc., Class B	398	21,667
Titan Machinery, Inc.*	794	11,219
Transcat, Inc.*	367	38,807
Willis Lease Finance Corp.	125	25,944
Xometry, Inc., Class A (x)*	1,598	68,171

		5,808,652

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	577	6,884

Total Industrials		59,409,654

Information Technology (11.3%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.*	3,192	26,589
Applied Optoelectronics, Inc. (x)*	1,567	57,760
Aviat Networks, Inc.*	434	7,860
Calix, Inc.*	2,279	79,469
Clearfield, Inc.*	535	16,585
CommScope Holding Co., Inc.*	8,487	44,217
Digi International, Inc.*	1,478	44,680
Extreme Networks, Inc.*	5,163	86,429
Harmonic, Inc.*	4,158	55,010
Infinera Corp. (x)*	8,122	53,362
Lumentum Holdings, Inc.*	11,039	926,724
NETGEAR, Inc.*	1,022	28,483
NetScout Systems, Inc.*	2,619	56,727
Ribbon Communications, Inc.*	3,750	15,600
Viasat, Inc. (x)*	4,553	38,746
Viavi Solutions, Inc.*	8,301	83,840

		1,622,081

Electronic Equipment, Instruments & Components (4.7%)
908 Devices, Inc.*	903	1,987
Advanced Energy Industries, Inc.	1,454	168,126
Aeva Technologies, Inc.*	689	3,273
Arlo Technologies, Inc.*	3,939	44,077
Badger Meter, Inc.	1,141	242,029
Bel Fuse, Inc., Class A	83	7,477
Bel Fuse, Inc., Class B	428	35,297
Belden, Inc.	1,567	176,460
Benchmark Electronics, Inc.	40,225	1,826,215
Climb Global Solutions, Inc.	183	23,195
Coherent Corp.*	7,086	671,257
CTS Corp.	1,128	59,479
Daktronics, Inc.*	1,532	25,830
ePlus, Inc.*	1,020	75,358
Evolv Technologies Holdings, Inc. (x)*	4,630	18,288
Fabrinet*	1,422	312,669
FARO Technologies, Inc.*	766	19,426
Insight Enterprises, Inc.*	1,067	162,291
Itron, Inc.*	1,758	190,884
Kimball Electronics, Inc.*	964	18,056
Knowles Corp.*	162,039	3,229,437
Lightwave Logic, Inc. (x)*	4,960	10,416
Methode Electronics, Inc.	1,101	12,981
MicroVision, Inc. (x)*	7,782	10,194
Mirion Technologies, Inc., Class A*	8,120	141,694
Napco Security Technologies, Inc.	1,338	47,579
nLight, Inc.*	1,820	19,092
Novanta, Inc.*	1,408	215,100
OSI Systems, Inc.*	625	104,644
Ouster, Inc.*	1,833	22,399
PAR Technology Corp.*	1,313	95,416
PC Connection, Inc.	471	32,626
Plexus Corp.*	1,051	164,460
Powerfleet, Inc.*	3,833	25,528
Richardson Electronics Ltd.	526	7,380
Rogers Corp.*	743	75,496
Sanmina Corp.*	41,214	3,118,663
ScanSource, Inc.*	918	43,559
SmartRent, Inc., Class A*	7,548	13,209
TTM Technologies, Inc.*	39,096	967,626
Vishay Intertechnology, Inc.	4,992	84,564
Vishay Precision Group, Inc.*	431	10,116

		12,533,853

IT Services (0.2%)
Applied Digital Corp. (x)*	7,534	57,560
ASGN, Inc.*	1,677	139,761
Backblaze, Inc., Class A*	1,691	10,180
BigBear.ai Holdings, Inc. (x)*	4,984	22,179
BigCommerce Holdings, Inc.*	2,879	17,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Core Scientific, Inc. (x)*	7,071	$99,348
Couchbase, Inc.*	1,331	20,750
DigitalOcean Holdings, Inc.*	2,565	87,390
Fastly, Inc., Class A*	5,103	48,172
Grid Dynamics Holdings, Inc.*	2,299	51,130
Hackett Group, Inc. (The)	930	28,570
Information Services Group, Inc.	1,713	5,721
Rackspace Technology, Inc.*	2,744	6,064
Tucows, Inc., Class A*	330	5,656
Unisys Corp.*	2,884	18,256

		618,356

Semiconductors & Semiconductor Equipment (1.7%)
ACM Research, Inc., Class A*	1,902	28,720
Aehr Test Systems (x)*	1,138	18,925
Alpha & Omega Semiconductor Ltd.*	939	34,771
Ambarella, Inc.*	1,462	106,346
Axcelis Technologies, Inc.*	1,272	88,875
CEVA, Inc.*	955	30,130
Cohu, Inc.*	71,642	1,912,841
Credo Technology Group Holding Ltd.*	5,478	368,176
Diodes, Inc.*	1,804	111,253
Everspin Technologies, Inc.*	875	5,591
FormFactor, Inc.*	3,056	134,464
Ichor Holdings Ltd.*	1,379	44,431
Impinj, Inc.*	905	131,460
indie Semiconductor, Inc., Class A (x)*	5,739	23,243
Kulicke & Soffa Industries, Inc.	2,086	97,333
MaxLinear, Inc., Class A*	3,088	61,081
Navitas Semiconductor Corp., Class A (x)*	2,922	10,432
NVE Corp.	198	16,123
PDF Solutions, Inc.*	1,249	33,823
Penguin Solutions, Inc.*	1,907	36,595
Photronics, Inc.*	2,342	55,178
Power Integrations, Inc.	2,242	138,331
QuickLogic Corp. (x)*	625	7,063
Rambus, Inc.*	4,169	220,373
Rigetti Computing, Inc. (x)*	6,213	94,810
Semtech Corp.*	2,845	175,963
Silicon Laboratories, Inc.*	1,240	154,033
SiTime Corp.*	727	155,963
SkyWater Technology, Inc.*	1,127	15,553
Synaptics, Inc.*	1,542	117,686
Ultra Clean Holdings, Inc.*	1,704	61,259
Veeco Instruments, Inc.*	2,109	56,521

		4,547,346

Software (3.9%)
8x8, Inc.*	4,741	12,658
A10 Networks, Inc.	2,934	53,986
ACI Worldwide, Inc.*	76,218	3,956,476
Adeia, Inc.	4,124	57,654
Agilysys, Inc.*	892	117,485
Alarm.com Holdings, Inc.*	1,898	115,398
Alkami Technology, Inc.*	2,153	78,972
Altair Engineering, Inc., Class A*	2,132	232,623
Amplitude, Inc., Class A*	2,852	30,089
Appian Corp., Class A*	1,523	50,229
Arteris, Inc.*	1,169	11,912
Asana, Inc., Class A*	3,117	63,182
AudioEye, Inc.*	243	3,696
Aurora Innovation, Inc., Class A (x)*	37,742	237,775
AvePoint, Inc.*	4,977	82,170
Bit Digital, Inc. (x)*	5,071	14,858
Blackbaud, Inc.*	1,561	115,389
BlackLine, Inc.*	2,281	138,594
Blend Labs, Inc., Class A*	9,781	41,178
Box, Inc., Class A*	5,478	173,105
Braze, Inc., Class A*	2,591	108,511
C3.ai, Inc., Class A (x)*	4,333	149,185
Cerence, Inc.*	1,633	12,819
Cipher Mining, Inc.*	8,062	37,408
Cleanspark, Inc. (x)*	9,686	89,208
Clear Secure, Inc., Class A	3,421	91,135
Clearwater Analytics Holdings, Inc., Class A*	7,048	193,961
Commvault Systems, Inc.*	1,706	257,452
Consensus Cloud Solutions, Inc.*	737	17,585
CS Disco, Inc.*	1,040	5,190
Daily Journal Corp.*	56	31,807
Digimarc Corp. (x)*	578	21,646
Digital Turbine, Inc. (x)*	4,132	6,983
Domo, Inc., Class B*	1,316	9,317
D-Wave Quantum, Inc. (x)*	3,936	33,062
E2open Parent Holdings, Inc.*	8,174	21,743
eGain Corp.*	978	6,093
Enfusion, Inc., Class A*	2,003	20,631
EverCommerce, Inc.*	742	8,169
Freshworks, Inc., Class A*	8,123	131,349
Hut 8 Corp. (x)*	3,177	65,097
Intapp, Inc.*	2,092	134,076
InterDigital, Inc.	982	190,233
Jamf Holding Corp.*	3,069	43,119
Kaltura, Inc.*	3,651	8,032
Life360, Inc. (x)*	288	11,886
LiveRamp Holdings, Inc.*	2,532	76,897
Logility Supply Chain Solutions, Inc.	1,376	15,246
MARA Holdings, Inc. (x)*	11,112	186,348
Matterport, Inc.*	9,921	47,026
Meridianlink, Inc.*	1,344	27,754
Mitek Systems, Inc.*	1,848	20,568
N-able, Inc.*	2,957	27,618
NCR Voyix Corp.*	5,653	78,238
NextNav, Inc. (x)*	3,124	48,609
Olo, Inc., Class A*	4,336	33,300
ON24, Inc.*	1,418	9,160
OneSpan, Inc.*	1,567	29,052
Ooma, Inc.*	1,003	14,102
Pagaya Technologies Ltd., Class A (x)*	649	6,029
PagerDuty, Inc.*	3,433	62,687
Porch Group, Inc.*	1,971	9,697
Progress Software Corp.	1,684	109,713
PROS Holdings, Inc.*	1,646	36,146
Q2 Holdings, Inc.*	2,287	230,187
Qualys, Inc.*	1,440	201,917
Rapid7, Inc.*	2,386	95,989
Red Violet, Inc.*	429	15,530
Rekor Systems, Inc. (x)*	3,667	5,721
ReposiTrak, Inc. (x)	497	10,999
Rimini Street, Inc.*	2,281	6,090
Riot Platforms, Inc. (x)*	11,232	114,679
Roadzen, Inc. (x)*	4,430	9,657

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Sapiens International Corp. NV	1,274	$34,232
SEMrush Holdings, Inc., Class A*	1,501	17,832
Silvaco Group, Inc. (x)*	361	2,917
SolarWinds Corp.	1,971	28,087
SoundHound AI, Inc., Class A (x)*	12,023	238,536
SoundThinking, Inc.*	440	5,746
Sprinklr, Inc., Class A*	4,564	38,566
Sprout Social, Inc., Class A*	1,891	58,073
SPS Commerce, Inc.*	1,481	272,489
Telos Corp.*	2,384	8,153
Tenable Holdings, Inc.*	4,596	180,990
Terawulf, Inc.*	10,405	58,892
Varonis Systems, Inc.*	4,344	193,004
Verint Systems, Inc.*	2,411	66,182
Vertex, Inc., Class A*	2,135	113,902
Viant Technology, Inc., Class A*	614	11,660
Weave Communications, Inc.*	1,400	22,288
WM Technology, Inc.*	5,401	7,453
Workiva, Inc., Class A*	1,984	217,248
Xperi, Inc.*	1,850	19,000
Yext, Inc.*	4,338	27,590
Zeta Global Holdings Corp., Class A*	7,037	126,596
Zuora, Inc., Class A*	5,269	52,269

		10,623,790

Technology Hardware, Storage & Peripherals (0.2%)
CompoSecure, Inc., Class A (x)	505	7,742
Corsair Gaming, Inc.*	1,239	8,190
CPI Card Group, Inc.*	187	5,589
Diebold Nixdorf, Inc.*	955	41,103
Eastman Kodak Co.*	2,333	15,328
Immersion Corp.	905	7,901
IonQ, Inc. (x)*	7,849	327,853
Turtle Beach Corp.*	714	12,359
Xerox Holdings Corp. (x)	4,815	40,590

		466,655

Total Information Technology		30,412,081

Materials (4.7%)
Chemicals (2.6%)
AdvanSix, Inc.	1,049	29,886
American Vanguard Corp.	1,172	5,426
Arcadium Lithium plc*	42,842	219,779
Arq, Inc.*	1,204	9,114
Ashland, Inc.	2,024	144,635
ASP Isotopes, Inc. (x)*	2,098	9,504
Aspen Aerogels, Inc. (x)*	2,243	26,647
Avient Corp.	53,609	2,190,464
Balchem Corp.	1,245	202,929
Cabot Corp.	2,051	187,277
Core Molding Technologies, Inc.*	341	5,640
Ecovyst, Inc.*	4,209	32,157
Elementis plc	1,342,387	2,440,136
Hawkins, Inc.	756	92,739
HB Fuller Co.	2,168	146,297
Ingevity Corp.*	1,383	56,357
Innospec, Inc.	984	108,299
Intrepid Potash, Inc.*	272	5,962
Koppers Holdings, Inc.	847	27,443
Kronos Worldwide, Inc.	966	9,418
LSB Industries, Inc.*	1,920	14,573
Mativ Holdings, Inc.	2,211	24,100
Minerals Technologies, Inc.	1,245	94,881
Northern Technologies International Corp. (x)	409	5,517
Orion SA	2,243	35,417
Perimeter Solutions, Inc.*	5,112	65,331
PureCycle Technologies, Inc. (x)*	4,636	47,519
Quaker Chemical Corp.	532	74,884
Rayonier Advanced Materials, Inc.*	2,704	22,308
Sensient Technologies Corp.	1,645	117,223
Stepan Co.	780	50,466
Tronox Holdings plc	39,668	399,457
Valhi, Inc.	115	2,690

		6,904,475

Construction Materials (0.2%)
Knife River Corp.*	2,218	225,438
Smith-Midland Corp.*	231	10,270
Summit Materials, Inc., Class A*	4,698	237,719
United States Lime & Minerals, Inc.	407	54,025

		527,452

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	6,121	18,424
Greif, Inc., Class A	1,061	64,849
Greif, Inc., Class B	118	8,006
Myers Industries, Inc.	1,413	15,600
O-I Glass, Inc.*	5,830	63,197
Pactiv Evergreen, Inc.	1,594	27,847
Ranpak Holdings Corp., Class A*	1,818	12,508
TriMas Corp.	1,517	37,303

		247,734

Metals & Mining (1.6%)
Alpha Metallurgical Resources, Inc.*	432	86,452
Arch Resources, Inc.	694	98,007
Caledonia Mining Corp. plc	722	6,794
Carpenter Technology Corp.	1,853	314,473
Century Aluminum Co.*	2,139	38,972
Coeur Mining, Inc.*	15,516	88,751
Commercial Metals Co.	44,013	2,183,045
Compass Minerals International, Inc.	1,383	15,559
Constellium SE*	4,848	49,789
Contango ORE, Inc. (x)*	294	2,946
Critical Metals Corp. (x)*	857	5,819
Dakota Gold Corp.*	2,064	4,541
Hecla Mining Co.	23,064	113,244
i-80 Gold Corp.*	8,497	4,121
Ivanhoe Electric, Inc.*	3,541	26,734
Kaiser Aluminum Corp.	626	43,989
Lifezone Metals Ltd.*	1,547	10,752
MAC Copper Ltd.*	1,806	19,180
Materion Corp.	804	79,499
Metallus, Inc.*	1,766	24,954
Novagold Resources, Inc.*	9,788	32,594
Olympic Steel, Inc.	367	12,041
Perpetua Resources Corp.*	1,661	17,723
Piedmont Lithium, Inc. (x)*	773	6,756
Radius Recycling, Inc.	1,040	15,829
Ramaco Resources, Inc., Class A (x)	1,217	12,486
Ramaco Resources, Inc., Class B	220	2,174
Ryerson Holding Corp.	42,049	778,327

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SSR Mining, Inc.*	7,850	$54,636
SunCoke Energy, Inc.	3,378	36,145
Tredegar Corp.*	1,302	9,999
Universal Stainless & Alloy Products, Inc.*	369	16,247
Warrior Met Coal, Inc.	2,064	111,951
Worthington Steel, Inc.	1,189	37,834

		4,362,363

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	694	20,660
Louisiana-Pacific Corp.	5,683	588,475
Sylvamo Corp.	1,392	109,996

		719,131

Total Materials		12,761,155

Real Estate (4.1%)
Diversified REITs (0.7%)
Alexander & Baldwin, Inc. (REIT)	64,882	1,151,007
Alpine Income Property Trust, Inc. (REIT)	573	9,621
American Assets Trust, Inc. (REIT)	1,942	50,997
Armada Hoffler Properties, Inc. (REIT)	2,784	28,480
Broadstone Net Lease, Inc. (REIT)	7,326	116,190
CTO Realty Growth, Inc. (REIT)	967	19,060
Empire State Realty Trust, Inc. (REIT), Class A	4,908	50,650
Essential Properties Realty Trust, Inc. (REIT)	6,927	216,677
Gladstone Commercial Corp. (REIT)	1,392	22,606
Global Net Lease, Inc. (REIT)	8,310	60,663
NexPoint Diversified Real Estate Trust (REIT)	1,485	9,058
One Liberty Properties, Inc. (REIT)	714	19,449

		1,754,458

Health Care REITs (0.3%)
American Healthcare REIT, Inc. (REIT)	6,000	170,520
CareTrust REIT, Inc. (REIT)	7,215	195,166
Community Healthcare Trust, Inc. (REIT)	1,123	21,573
Diversified Healthcare Trust (REIT)	9,040	20,792
Global Medical REIT, Inc. (REIT)	2,135	16,482
LTC Properties, Inc. (REIT)	1,778	61,430
National Health Investors, Inc. (REIT)	1,651	114,414
Sabra Health Care REIT, Inc. (REIT)	9,196	159,275
Strawberry Fields REIT, Inc. (REIT)	241	2,540
Universal Health Realty Income Trust (REIT)	532	19,795

		781,987

Hotel & Resort REITs (0.3%)
Apple Hospitality REIT, Inc. (REIT)	8,858	135,970
Braemar Hotels & Resorts, Inc. (REIT)	2,943	8,829
Chatham Lodging Trust (REIT)	2,227	19,932
DiamondRock Hospitality Co. (REIT)	8,104	73,179
Pebblebrook Hotel Trust (REIT)	4,681	63,427
RLJ Lodging Trust (REIT)	5,918	60,423
Ryman Hospitality Properties, Inc. (REIT)	2,340	244,156
Service Properties Trust (REIT)	6,604	16,774
Summit Hotel Properties, Inc. (REIT)	4,395	30,106
Sunstone Hotel Investors, Inc. (REIT)	7,970	94,365
Xenia Hotels & Resorts, Inc. (REIT)	4,220	62,709

		809,870

Industrial REITs (0.3%)
Industrial Logistics Properties Trust (REIT)	2,766	10,096
Innovative Industrial Properties, Inc. (REIT)	1,103	73,504
LXP Industrial Trust (REIT)	11,061	89,815
Plymouth Industrial REIT, Inc. (REIT)	1,660	29,548
STAG Industrial, Inc. (REIT)	13,789	466,344
Terreno Realty Corp. (REIT)	3,740	221,184

		890,491

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	7,032	39,379
City Office REIT, Inc. (REIT)	1,704	9,406
COPT Defense Properties (REIT)	4,427	137,016
Douglas Emmett, Inc. (REIT)	3,946	73,238
Easterly Government Properties, Inc. (REIT), Class A	4,018	45,644
Franklin Street Properties Corp. (REIT)	4,251	7,779
Highwoods Properties, Inc. (REIT)	34,601	1,058,099
Hudson Pacific Properties, Inc. (REIT)	5,345	16,195
JBG SMITH Properties (REIT)	2,991	45,972
NET Lease Office Properties (REIT) (x)*	629	19,631
Orion Office REIT, Inc. (REIT)	2,521	9,353
Paramount Group, Inc. (REIT)	7,636	37,722
Peakstone Realty Trust (REIT) (x)	1,420	15,719
Piedmont Office Realty Trust, Inc. (REIT), Class A	5,110	46,757
Postal Realty Trust, Inc. (REIT), Class A	804	10,492
SL Green Realty Corp. (REIT)	2,784	189,089

		1,761,491

Real Estate Management & Development (0.4%)
Anywhere Real Estate, Inc.*	3,350	11,055
Colliers International Group, Inc.	3,854	524,029
Compass, Inc., Class A*	14,040	82,134
Cushman & Wakefield plc*	6,741	88,172
eXp World Holdings, Inc. (x)	3,431	39,491
Forestar Group, Inc.*	787	20,399
FRP Holdings, Inc.*	550	16,847
Kennedy-Wilson Holdings, Inc.	4,267	42,627
Marcus & Millichap, Inc.	971	37,151
Maui Land & Pineapple Co., Inc.*	332	7,297
Newmark Group, Inc., Class A	5,193	66,522
Offerpad Solutions, Inc.*	1,578	4,497
Opendoor Technologies, Inc. (x)*	23,367	37,387
RE/MAX Holdings, Inc., Class A*	778	8,301
Real Brokerage, Inc. (The)*	4,031	18,543
Redfin Corp.*	4,853	38,193
RMR Group, Inc. (The), Class A	674	13,911
St Joe Co. (The)	1,375	61,779
Star Holdings*	492	4,787
Stratus Properties, Inc.*	244	5,066
Tejon Ranch Co.*	924	14,692
Transcontinental Realty Investors, Inc.*	56	1,669

		1,144,549

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A*	5,907	$53,695
BRT Apartments Corp. (REIT)	500	9,015
Centerspace (REIT)	623	41,211
Clipper Realty, Inc. (REIT)	606	2,775
Elme Communities (REIT)	3,643	55,629
Independence Realty Trust, Inc. (REIT)	8,979	178,143
NexPoint Residential Trust, Inc. (REIT)	937	39,120
UMH Properties, Inc. (REIT)	2,712	51,203
Veris Residential, Inc. (REIT)	3,249	54,031

		484,822

Retail REITs (1.0%)
Acadia Realty Trust (REIT)	4,539	109,662
Alexander’s, Inc. (REIT)	93	18,606
CBL & Associates Properties, Inc. (REIT)	929	27,322
Curbline Properties Corp. (REIT)	3,629	84,265
FrontView REIT, Inc. (REIT) (x)	291	5,276
Getty Realty Corp. (REIT)	2,048	61,706
InvenTrust Properties Corp. (REIT)	2,998	90,330
Kite Realty Group Trust (REIT)	63,683	1,607,359
Macerich Co. (The) (REIT)	9,402	187,288
NETSTREIT Corp. (REIT) (x)	3,124	44,205
Phillips Edison & Co., Inc. (REIT)	4,809	180,145
Retail Opportunity Investments Corp. (REIT)	4,799	83,311
Saul Centers, Inc. (REIT)	278	10,786
SITE Centers Corp. (REIT)	1,698	25,962
Tanger, Inc. (REIT)	4,204	143,483
Urban Edge Properties (REIT)	4,840	104,060
Whitestone REIT (REIT)	2,031	28,779

		2,812,545

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT) (x)	1,921	22,591
Four Corners Property Trust, Inc. (REIT)	3,797	103,050
Gladstone Land Corp. (REIT)	1,411	15,309
Outfront Media, Inc. (REIT)	5,890	104,489
PotlatchDeltic Corp. (REIT)	3,099	121,636
Safehold, Inc. (REIT)	2,143	39,603
Uniti Group, Inc. (REIT)	9,705	53,377

		460,055

Total Real Estate		10,900,268

Utilities (1.9%)
Electric Utilities (0.7%)
ALLETE, Inc.	2,277	147,550
Genie Energy Ltd., Class B	534	8,325
Hawaiian Electric Industries, Inc.*	6,439	62,651
IDACORP, Inc.	10,415	1,138,151
MGE Energy, Inc.	1,450	136,242
Otter Tail Corp.	1,639	121,024
Portland General Electric Co.	4,090	178,406
TXNM Energy, Inc.	3,603	177,159

		1,969,508

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	4,697	187,927
Chesapeake Utilities Corp.	873	105,939
New Jersey Resources Corp.	3,834	178,856
Northwest Natural Holding Co.	1,570	62,109
ONE Gas, Inc.	2,180	150,965
RGC Resources, Inc.	352	7,061
Southwest Gas Holdings, Inc.	2,373	167,795
Spire, Inc.	2,245	152,278

		1,012,930

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	2,629	10,700
Montauk Renewables, Inc.*	2,861	11,387
Ormat Technologies, Inc.	2,238	151,557
Sunnova Energy International, Inc. (x)*	4,376	15,010

		188,654

Multi-Utilities (0.6%)
Avista Corp.	3,102	113,626
Black Hills Corp.	20,905	1,223,361
Northwestern Energy Group, Inc.	2,406	128,625
Unitil Corp.	669	36,253

		1,501,865

Water Utilities (0.1%)
American States Water Co.	1,450	112,694
Cadiz, Inc. (x)*	1,784	9,277
California Water Service Group	2,194	99,454
Consolidated Water Co. Ltd.	608	15,741
Global Water Resources, Inc.	500	5,750
Middlesex Water Co.	717	37,736
Pure Cycle Corp.*	795	10,080
SJW Group	1,277	62,854
York Water Co. (The)	440	14,397

		367,983

Total Utilities		5,040,940

Total Common Stocks (90.0%) (Cost $184,367,017)		241,977,601

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,038	—
Chinook Therapeutics, Inc., CVR *	2,552	1,276
Icosavax, Inc., CVR *	1,211	364
Inhibrx, Inc., CVR (r)*	1,372	666

Total Rights (0.0%)† (Cost $1,694)		2,306

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29 (x)*	152	487

Total Health Care		487

Total Warrants (0.0%)† (Cost $—)		487

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	800,000	$800,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	800,000	800,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	2,509,656	2,509,656
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	16,123,290	16,129,740

Total Investment Companies		20,239,396

Total Short-Term Investments (7.5%) (Cost $20,237,020)		20,239,396

Total Investments in Securities (97.5%) (Cost $204,605,731)		262,219,790
Other Assets Less Liabilities (2.5%)		6,588,722

Net Assets (100%)		$268,808,512

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $72,151 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $7,623,357. This was collateralized by $3,910,104 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/7/25 – 8/15/54 and by cash of $4,109,656 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.**	1,045	97,826	10,785	(17,204)	5,360	9,969	106,736	1,085	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	3,314	53,132	5,434	(8,195)	956	(9,604)	41,723	5,743	—

Total		150,958	16,219	(25,399)	6,316	365	148,459	6,828	—

**	Not affiliated at December 31, 2024.

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	229	3/2025	USD	25,760,210	(1,495,321)

					(1,495,321)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$4,621,661	$—	$—		$4,621,661
Consumer Discretionary	24,435,148	1,151,278	—	(a)	25,586,426
Consumer Staples	2,962,982	1,629	—		2,964,611
Energy	9,530,935	995,718	—		10,526,653
Financials	60,152,343	—	—		60,152,343
Health Care	19,600,677	—	1,132		19,601,809
Industrials	50,791,723	8,617,931	—		59,409,654
Information Technology	30,412,081	—	—		30,412,081
Materials	10,321,019	2,440,136	—		12,761,155
Real Estate	10,900,268	—	—		10,900,268
Utilities	5,040,940	—	—		5,040,940
Rights
Health Care	—	1,640	666		2,306
Short-Term Investments
Investment Companies	20,239,396	—	—		20,239,396
Warrants
Health Care	—	487	—		487

Total Assets	$249,009,173	$13,208,819	$1,798		$262,219,790

Liabilities:
Futures	$(1,495,321)	$—	$—		$(1,495,321)

Total Liabilities	$(1,495,321)	$—	$—		$(1,495,321)

Total	$247,513,852	$13,208,819	$1,798		$260,724,469

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities

Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(1,495,321	)*

Total		$(1,495,321)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$5,165	$5,165
Equity contracts	4,807,455	—	4,807,455

Total	$4,807,455	$5,165	$4,812,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(3,427,219)	$(3,427,219)

Total	$(3,427,219)	$(3,427,219)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$25,711,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$27,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$96,501,893
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$123,080,090

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 2%)*	Net Proceeds of Sales and Redemptions (affiliated 4%)*	Net Realized Gain (Loss)
$2,160,152	$5,440,376	$2,700,742

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,474,731
Aggregate gross unrealized depreciation	(22,671,200)

Net unrealized appreciation	$56,803,531

Federal income tax cost of investments in securities and derivative instruments, if applicable	$203,920,938

For the year ended December 31, 2024, the Portfolio incurred approximately $2,462 as brokerage commissions with Bernstein Institutional Services LLC and $11,147 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $204,605,731)	$262,219,790
Cash	9,011,132
Foreign cash (Cost $97)	91
Cash held as collateral at broker for futures	1,873,600
Dividends, interest and other receivables	358,871
Receivable for securities sold	215,215
Receivable for Portfolio shares sold	77,224
Due from broker for futures variation margin	24,504
Securities lending income receivable	5,388
Other assets	1,143

Total assets	273,786,958

LIABILITIES
Payable for return of collateral on securities loaned	4,109,656
Payable for securities purchased	476,339
Investment management fees payable	125,674
Payable for Portfolio shares repurchased	121,873
Administrative fees payable	29,639
Distribution fees payable – Class IB	24,794
Trustees’ fees payable	35
Accrued expenses	90,436

Total liabilities	4,978,446

Commitments and contingent liabilities^
NET ASSETS	$268,808,512

Net assets were comprised of:
Paid in capital	$226,619,301
Total distributable earnings (loss)	42,189,211

Net assets	$268,808,512

Class IB
Net asset value, offering and redemption price per share, $112,332,022 / 7,942,622 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.14

Class K
Net asset value, offering and redemption price per share, $156,476,490 / 11,075,280 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.13

(x)	Includes value of securities on loan of $7,623,357.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($6,828 of dividend income received from affiliates) (net of $33,410 foreign withholding tax)	$4,683,316
Interest	612,161
Securities lending (net)	150,225

Total income	5,445,702

EXPENSES
Investment management fees	1,896,109
Administrative fees	340,394
Distribution fees – Class IB (a)	282,517
Custodian fees	137,001
Professional fees	60,147
Printing and mailing expenses	34,514
Trustees’ fees	8,859
Distribution fees – Class IA (a)	2,143
Miscellaneous	24,185

Gross expenses	2,785,869
Less: Waiver from investment manager	(334,166)

Net expenses	2,451,703

NET INVESTMENT INCOME (LOSS)	2,993,999

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($6,316 realized gain (loss) from affiliates)	19,706,178
Futures contracts	4,807,455
Forward foreign currency contracts	5,165
Foreign currency transactions	70

Net realized gain (loss)	24,518,868

Change in unrealized appreciation (depreciation) on:
Investments in securities ($365 of change in unrealized appreciation (depreciation) from affiliates)	5,288,572
Futures contracts	(3,427,219)
Foreign currency translations	(3,190)

Net change in unrealized appreciation (depreciation)	1,858,163

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,377,031

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,371,030

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,993,999	$2,764,739
Net realized gain (loss)	24,518,868	8,568,020
Net change in unrealized appreciation (depreciation)	1,858,163	23,628,101

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,371,030	34,960,860

Distributions to shareholders:
Class IA	—	(77,403)
Class IB	(10,736,229)	(4,611,183)
Class K	(15,428,336)	(6,631,810)

Total distributions to shareholders	(26,164,565)	(11,320,396)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,592 and 9,222 shares, respectively ]	22,219	126,234
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,725 shares, respectively ]	—	77,403
Capital shares repurchased in connection with share class combination (Note 1) [ (103,669) and 0 shares, respectively ]	(1,452,286)	—
Capital shares repurchased [ (36,386) and (24,529) shares, respectively ]	(507,869)	(321,937)

Total Class IA transactions	(1,937,936)	(118,300)

Class IB
Capital shares sold [ 482,542 and 675,537 shares, respectively ]	7,091,772	8,986,958
Capital shares issued in connection with share class combination (Note 1) [ 103,483 and 0 shares, respectively ]	1,452,286	—
Capital shares issued in reinvestment of dividends and distributions [ 719,483 and 340,467 shares, respectively ]	10,736,229	4,611,183
Capital shares repurchased [ (1,586,511) and (1,557,784) shares, respectively ]	(23,154,767)	(20,576,449)

Total Class IB transactions	(3,874,480)	(6,978,308)

Class K
Capital shares sold [ 907,400 and 5,727 shares, respectively ]	12,899,650	75,673
Capital shares issued in reinvestment of dividends and distributions [ 1,034,699 and 489,497 shares, respectively ]	15,428,336	6,631,810
Capital shares repurchased [ (2,033,296) and (1,386,466) shares, respectively ]	(29,843,400)	(18,294,351)

Total Class K transactions	(1,515,414)	(11,586,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,327,830)	(18,683,476)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,121,365)	4,956,988
NET ASSETS:
Beginning of year	272,929,877	267,972,889

End of year	$268,808,512	$272,929,877

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021		2020
Net asset value, beginning of year	$13.99	$12.79	$16.05	$16.46		$15.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.12	0.06	0.05	(1)	0.09
Net realized and unrealized gain (loss)	1.46	1.65	(2.80)	3.09		1.76

Total from investment operations	1.60	1.77	(2.74)	3.14		1.85

Less distributions:
Dividends from net investment income	(0.18)	(0.15)	(0.06)	(0.07)		(0.11)
Distributions from net realized gains	(1.27)	(0.42)	(0.46)	(3.48)		(0.88)

Total dividends and distributions	(1.45)	(0.57)	(0.52)	(3.55)		(0.99)

Net asset value, end of year	$14.14	$13.99	$12.79	$16.05		$16.46

Total return	11.03%	14.07%	(17.06)%	19.61%		12.31%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$112,332	$115,012	$112,095	$149,168		$140,170
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05%	1.05	%(g)	1.09%
Before waivers (f)	1.17%	1.17%	1.16%	1.13	%(g)	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.96%	0.91%	0.41%	0.28	%(aa)	0.62%
Before waivers (f)	0.84%	0.79%	0.31%	0.20	%(aa)	0.56%
Portfolio turnover rate^	39%	39%	34%	37%		55%

	Year Ended December 31,
Class K	2024	2023	2022	2021		2020
Net asset value, beginning of year	$13.97	$12.77	$16.03	$16.44		$15.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.15	0.09	0.10	(1)	0.12
Net realized and unrealized gain (loss)	1.47	1.65	(2.79)	3.08		1.77

Total from investment operations	1.65	1.80	(2.70)	3.18		1.89

Less distributions:
Dividends from net investment income	(0.22)	(0.18)	(0.10)	(0.11)		(0.14)
Distributions from net realized gains	(1.27)	(0.42)	(0.46)	(3.48)		(0.88)

Total dividends and distributions	(1.49)	(0.60)	(0.56)	(3.59)		(1.02)

Net asset value, end of year	$14.13	$13.97	$12.77	$16.03		$16.44

Total return	11.37%	14.35%	(16.87)%	19.91%		12.63%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$156,476	$155,985	$153,988	$205,957		$218,265
Ratio of expenses to average net assets:
After waivers (f)	0.80%	0.80%	0.80%	0.80	%(g)	0.84%
Before waivers (f)	0.92%	0.92%	0.91%	0.88	%(g)	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.21%	1.16%	0.66%	0.53	%(aa)	0.87%
Before waivers (f)	1.09%	1.04%	0.55%	0.45	%(aa)	0.80%
Portfolio turnover rate^	39%	39%	34%	37%		55%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04 and $0.09 for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.8%)
ANZ Group Holdings Ltd.	75,151	$1,327,530
APA Group	31,283	134,957
Aristocrat Leisure Ltd.	14,006	592,614
ASX Ltd.	4,698	189,241
BHP Group Ltd.	127,212	3,114,083
BlueScope Steel Ltd.	10,906	126,162
Brambles Ltd.	35,626	424,256
CAR Group Ltd.	9,939	221,647
Cochlear Ltd.	1,659	297,660
Coles Group Ltd.	34,562	404,098
Commonwealth Bank of Australia	42,043	3,987,950
Computershare Ltd.	13,088	275,023
Endeavour Group Ltd.	39,880	103,672
Fortescue Ltd.	43,449	490,793
Glencore plc	262,692	1,162,206
Goodman Group (REIT)	43,577	961,281
GPT Group (The) (REIT)	45,997	124,413
Insurance Australia Group Ltd.	59,727	312,749
Lottery Corp. Ltd. (The)	56,302	172,150
Macquarie Group Ltd.	9,048	1,241,298
Medibank Pvt Ltd.	66,367	155,685
Mineral Resources Ltd.	4,430	93,912
Mirvac Group (REIT)	94,698	109,900
National Australia Bank Ltd.	77,460	1,778,717
Northern Star Resources Ltd.	29,126	278,345
Orica Ltd.	12,051	123,670
Origin Energy Ltd.	45,257	305,329
Pro Medicus Ltd.	1,448	224,167
Qantas Airways Ltd.*	19,047	105,749
QBE Insurance Group Ltd.	38,358	455,840
Ramsay Health Care Ltd.	4,747	101,484
REA Group Ltd. (x)	1,263	182,386
Reece Ltd.	5,262	72,890
Rio Tinto Ltd.	9,528	692,703
Rio Tinto plc	28,205	1,667,684
Santos Ltd.	79,046	326,822
Scentre Group (REIT)	128,405	272,604
SEEK Ltd. (x)	9,150	127,823
SGH Ltd.	4,999	142,670
Sonic Healthcare Ltd.	11,311	189,095
South32 Ltd.	111,856	235,393
Stockland (REIT)	58,663	174,285
Suncorp Group Ltd.	32,248	379,438
Telstra Group Ltd.	97,970	243,160
Transurban Group	77,230	640,062
Treasury Wine Estates Ltd.	19,570	137,239
Vicinity Ltd. (REIT)	91,632	119,103
Washington H Soul Pattinson & Co. Ltd. (x)	5,605	118,717
Wesfarmers Ltd.	28,661	1,268,923
Westpac Banking Corp.	86,558	1,731,546
WiseTech Global Ltd.	4,610	345,428
Woodside Energy Group Ltd.	47,026	716,026
Woolworths Group Ltd.	31,022	585,441

		29,766,019

Austria (0.1%)
Erste Group Bank AG	8,326	514,509
Mondi plc	11,644	173,759
OMV AG	3,620	140,050
Verbund AG	1,629	118,113

		946,431

Belgium (0.2%)
Ageas SA/NV	3,986	193,645
Anheuser-Busch InBev SA/NV	22,728	1,135,940
D’ieteren Group	520	86,560
Elia Group SA/NV	688	53,022
Groupe Bruxelles Lambert NV	2,318	158,592
KBC Group NV	5,752	444,125
Lotus Bakeries NV	11	122,831
Sofina SA	382	86,420
Syensqo SA	1,664	121,621
UCB SA	3,140	625,144
Warehouses De Pauw CVA (REIT)	4,655	91,616

		3,119,516

Brazil (0.8%)
Itau Unibanco Holding SA (Preference) (q)	436,923	2,176,888
MercadoLibre, Inc.*	642	1,091,683
NU Holdings Ltd., Class A*	59,116	612,442
Raia Drogasil SA	587,026	2,100,916
Rede D’Or Sao Luiz SA (m)*	207,164	856,106
Vale SA	145,594	1,287,471
WEG SA	574,146	4,920,973
Yara International ASA	4,355	115,165

		13,161,644

Burkina Faso (0.0%)†
Endeavour Mining plc	4,155	74,123

Canada (0.1%)
Canadian Pacific Kansas City Ltd.	17,580	1,272,265

Chile (0.2%)
Antofagasta plc	119,884	2,386,316

China (3.9%)
Airtac International Group	43,109	1,109,793
Alibaba Group Holding Ltd.	615,900	6,534,369
Baidu, Inc. (ADR)*	7,277	613,524
Bank of Jiangsu Co. Ltd., Class A	1,217,100	1,637,418
BOC Hong Kong Holdings Ltd.	94,000	301,971
BYD Co. Ltd., Class H	108,500	3,724,399
China Construction Bank Corp., Class H	6,664,420	5,560,369
China Merchants Bank Co. Ltd., Class H	612,500	3,154,513
JD.com, Inc., Class A	43,604	763,539
JD.com, Inc. (ADR)	184,169	6,385,139
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	211,004	1,326,860
KE Holdings, Inc. (ADR)	34,106	628,233
Kweichow Moutai Co. Ltd., Class A	5,947	1,241,666
Meituan, Class B (m)*	105,480	2,060,260
NARI Technology Co. Ltd., Class A	501,540	1,732,896
NetEase, Inc.	78,900	1,405,981
NXP Semiconductors NV	2,227	462,882
Ping An Insurance Group Co. of China Ltd., Class H	199,000	1,179,910
Postal Savings Bank of China Co. Ltd., Class H (m)	1,321,000	778,995
Prosus NV	34,161	1,357,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Proya Cosmetics Co. Ltd., Class A	64,632	$749,985
Shenzhen Inovance Technology Co. Ltd., Class A	177,300	1,422,918
SITC International Holdings Co. Ltd.	37,000	98,614
Tencent Holdings Ltd.	265,300	14,244,249
Trip.com Group Ltd. (ADR)*	57,239	3,930,030
Wharf Holdings Ltd. (The)	28,000	78,773
Wilmar International Ltd.	44,100	100,106
Yangzijiang Shipbuilding Holdings Ltd.	63,300	138,591
Yum China Holdings, Inc.	39,273	1,891,780

		64,614,803

Denmark (0.9%)
AP Moller - Maersk A/S, Class A (x)	63	101,016
AP Moller - Maersk A/S, Class B	118	195,498
Carlsberg A/S, Class B	2,281	218,675
Coloplast A/S, Class B	3,165	345,769
Danske Bank A/S	17,205	486,873
Demant A/S*	2,075	76,203
DSV A/S	5,163	1,098,776
Genmab A/S*	1,581	327,344
Novo Nordisk A/S, Class B	127,527	10,894,372
Novonesis (Novozymes) B	8,943	506,842
Orsted A/S (m)*	4,218	190,043
Pandora A/S	2,067	378,442
ROCKWOOL A/S, Class B	253	89,707
Tryg A/S (x)	8,003	168,463
Vestas Wind Systems A/S*	25,319	345,205
Zealand Pharma A/S*	1,608	159,900

		15,583,128

Finland (0.2%)
Elisa OYJ	3,809	164,961
Fortum OYJ	12,364	173,089
Kesko OYJ, Class B	6,590	124,110
Kone OYJ, Class B	8,902	433,526
Metso OYJ	15,106	140,604
Neste OYJ	10,510	132,032
Nokia OYJ	134,760	596,796
Nordea Bank Abp	80,256	870,742
Orion OYJ, Class B	2,597	115,103
Sampo OYJ, Class A	12,132	494,988
Stora Enso OYJ, Class R	14,171	142,718
UPM-Kymmene OYJ	13,424	369,299
Wartsila OYJ Abp	12,700	225,200

		3,983,168

France (3.3%)
Accor SA	4,661	227,114
Aeroports de Paris SA	913	105,638
Air Liquide SA	14,577	2,369,427
Airbus SE	61,204	9,812,768
Alstom SA*	8,968	200,282
Amundi SA (m)	1,552	103,210
Arkema SA	1,458	111,080
AXA SA	44,341	1,576,339
BioMerieux	1,089	116,752
BNP Paribas SA	25,699	1,576,455
Bollore SE	15,997	98,429
Bouygues SA	4,968	146,870
Bureau Veritas SA	7,651	232,528
Capgemini SE	3,936	644,794
Carrefour SA	14,465	205,724
Cie de Saint-Gobain SA	11,488	1,019,817
Cie Generale des Etablissements Michelin SCA	16,875	555,863
Covivio SA (REIT)	1,249	63,085
Credit Agricole SA	27,580	379,679
Danone SA	16,195	1,092,426
Dassault Aviation SA	534	109,080
Dassault Systemes SE	41,829	1,451,507
Edenred SE	6,189	203,545
Eiffage SA	1,792	157,261
Engie SA	46,247	733,425
EssilorLuxottica SA	17,442	4,256,655
Eurazeo SE	1,240	92,416
Gecina SA (REIT)	1,060	99,314
Getlink SE	7,331	116,983
Hermes International SCA	795	1,912,169
Ipsen SA	998	114,439
Kering SA	1,892	466,929
Klepierre SA (REIT)	5,507	158,583
La Francaise des Jeux SACA (m)	2,399	92,492
Legrand SA	6,651	647,883
L’Oreal SA	6,058	2,145,170
LVMH Moet Hennessy Louis Vuitton SE	16,327	10,747,781
Orange SA	45,843	457,200
Pernod Ricard SA	4,952	559,119
Publicis Groupe SA	5,790	617,750
Renault SA	4,491	218,877
Rexel SA	5,778	147,235
Safran SA	8,934	1,962,834
Sartorius Stedim Biotech	723	141,321
SEB SA	566	51,300
Societe Generale SA	18,283	514,368
Sodexo SA	2,279	187,794
Teleperformance SE	1,376	118,473
Thales SA	2,374	340,955
TotalEnergies SE	54,466	3,011,061
Unibail-Rodamco-Westfield (REIT)	3,159	237,958
Veolia Environnement SA	17,002	477,448
Vinci SA	12,684	1,310,456

		54,498,061

Germany (2.9%)
adidas AG	4,097	1,006,254
Allianz SE (Registered)	14,852	4,551,938
BASF SE	22,780	1,001,848
Bayer AG (Registered)	24,545	491,019
Bayerische Motoren Werke AG	7,025	574,324
Bayerische Motoren Werke AG (Preference) (q)	1,503	112,716
Bechtle AG (x)	2,040	65,716
Beiersdorf AG	2,443	313,758
Brenntag SE	3,240	194,252
Carl Zeiss Meditec AG	1,094	51,585
Commerzbank AG	23,703	386,082
Continental AG	2,680	179,940
Covestro AG*	4,344	260,984
CTS Eventim AG & Co. KGaA	1,574	133,110
Daimler Truck Holding AG	12,423	474,189
Deutsche Bank AG (Registered)	48,010	827,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Deutsche Boerse AG	4,648	$1,071,018
Deutsche Lufthansa AG (Registered)	14,228	90,993
Deutsche Post AG	25,911	912,110
Deutsche Telekom AG (Registered)	88,324	2,643,280
Dr Ing hc F Porsche AG (Preference) (q)§	2,829	171,196
E.ON SE	57,615	671,011
Evonik Industries AG	6,490	112,470
Fresenius Medical Care AG	5,097	231,952
Fresenius SE & Co. KGaA*	10,429	362,515
GEA Group AG	3,718	184,173
Hannover Rueck SE	1,466	366,576
Heidelberg Materials AG	3,481	430,133
Henkel AG & Co. KGaA	2,618	201,763
Henkel AG & Co. KGaA (Preference) (q)	4,371	383,701
Infineon Technologies AG	32,454	1,055,603
Knorr-Bremse AG	1,921	139,991
LEG Immobilien SE	1,822	154,381
Mercedes-Benz Group AG	18,565	1,034,598
Merck KGaA	3,177	460,375
MTU Aero Engines AG	1,374	458,217
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,343	1,684,863
Nemetschek SE	1,515	146,889
Porsche Automobil Holding SE (Preference) (q)	3,771	141,991
Puma SE	2,652	121,628
Rational AG	126	107,548
Rheinmetall AG	1,104	702,807
RWE AG	16,239	484,855
SAP SE	68,304	16,718,010
Sartorius AG (Preference) (q)	616	137,446
Scout24 SE (m)	1,825	160,871
Siemens AG (Registered)	19,194	3,748,730
Siemens Energy AG*	16,148	842,673
Siemens Healthineers AG (m)	6,987	370,560
Symrise AG, Class A	3,428	364,488
Talanx AG	1,719	146,280
Volkswagen AG (Preference) (q)	5,117	471,925
Vonovia SE	19,000	576,880
Zalando SE (m)*	5,735	192,396

		48,882,098

Hong Kong (0.4%)
AIA Group Ltd.	275,200	1,994,909
CK Asset Holdings Ltd.	50,264	206,450
CK Infrastructure Holdings Ltd.	15,000	111,535
CLP Holdings Ltd.	42,000	353,125
Futu Holdings Ltd. (ADR)	1,340	107,187
Hang Seng Bank Ltd.	19,100	234,980
Henderson Land Development Co. Ltd.	39,474	119,947
HKT Trust & HKT Ltd.	101,260	125,163
Hong Kong & China Gas Co. Ltd.	279,856	223,765
Hong Kong Exchanges & Clearing Ltd.	30,028	1,139,778
Hongkong Land Holdings Ltd.	26,300	117,035
Jardine Matheson Holdings Ltd. (London Stock Exchange)	3,600	147,096
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	600	24,582
Link REIT (REIT)	65,700	277,886
MTR Corp. Ltd.	38,500	134,337
Power Assets Holdings Ltd.	34,500	240,760
Prudential plc	68,677	547,672
Sino Land Co. Ltd.	93,001	93,999
Sun Hung Kai Properties Ltd.	35,500	341,212
Swire Pacific Ltd., Class A	10,000	90,708
Techtronic Industries Co. Ltd.	34,000	448,713
WH Group Ltd. (m)	197,966	153,190
Wharf Real Estate Investment Co. Ltd.	43,100	110,210

		7,344,239

India (4.6%)
Axis Bank Ltd.	128,161	1,593,821
Bajaj Auto Ltd.	21,317	2,190,767
Bajaj Finance Ltd.	25,239	2,011,426
CG Power & Industrial Solutions Ltd.	107,783	916,512
Coforge Ltd.	5,406	610,158
Delhivery Ltd.*	132,222	534,594
DLF Ltd.	1,263,278	12,171,853
HDFC Asset Management Co. Ltd. (m)	43,485	2,132,785
HDFC Bank Ltd.	152,108	3,149,782
HDFC Bank Ltd. (ADR)	36,390	2,323,865
Hindalco Industries Ltd.	156,181	1,099,020
Hitachi Energy India Ltd.	12,922	2,175,287
ICICI Bank Ltd.	326,889	4,893,575
ICICI Bank Ltd. (ADR)	142,600	4,258,036
IDFC First Bank Ltd.*	2,275,252	1,677,995
Infosys Ltd. (ADR) (x)	179,025	3,924,228
Larsen & Toubro Ltd.	57,802	2,435,700
Macrotech Developers Ltd. (m)	140,845	2,285,731
Mahindra & Mahindra Ltd.	205,156	7,205,906
MakeMyTrip Ltd.*	12,321	1,383,402
Max Healthcare Institute Ltd.	190,432	2,509,362
Pidilite Industries Ltd.	54,676	1,854,758
Reliance Industries Ltd.	331,175	4,701,659
Samvardhana Motherson International Ltd.	710,570	1,295,752
Star Health & Allied Insurance Co. Ltd.*	189,898	1,053,476
State Bank of India	444,334	4,125,778
United Breweries Ltd.	78,066	1,857,417

		76,372,645

Indonesia (0.4%)
Bank Central Asia Tbk. PT	3,917,300	2,349,873
Bank Mandiri Persero Tbk. PT	4,564,800	1,614,271
Bank Rakyat Indonesia Persero Tbk. PT	5,127,900	1,298,457
Cisarua Mountain Dairy PT Tbk.	4,038,400	1,350,918

		6,613,519

Ireland (0.2%)
Accenture plc, Class A	5,403	1,900,721
AerCap Holdings NV	4,881	467,112
AIB Group plc	42,924	236,987
Bank of Ireland Group plc	24,712	225,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Kerry Group plc, Class A	3,804	$367,440
Kingspan Group plc	3,879	283,073

		3,480,748

Israel (0.4%)
Azrieli Group Ltd.	972	80,450
Bank Hapoalim BM	31,800	385,046
Bank Leumi Le-Israel BM	36,863	439,557
Check Point Software Technologies Ltd.*	2,253	420,635
Elbit Systems Ltd.	703	184,283
Global-e Online Ltd.*	2,358	128,582
ICL Group Ltd.	21,227	105,099
Israel Discount Bank Ltd., Class A	32,262	221,144
Mizrahi Tefahot Bank Ltd.	3,767	163,301
Nice Ltd.*	1,613	275,614
Nice Ltd. (ADR) (x)*	14,788	2,511,594
Teva Pharmaceutical Industries Ltd. (ADR)*	27,852	613,858
Wix.com Ltd.*	1,277	273,980

		5,803,143

Italy (0.8%)
Amplifon SpA	3,278	84,381
Banco BPM SpA	33,919	274,428
BPER Banca SpA	23,136	146,979
Brunello Cucinelli SpA	21,971	2,398,900
Coca-Cola HBC AG	5,312	181,681
Davide Campari-Milano NV (x)	16,216	101,095
DiaSorin SpA	539	55,578
Enel SpA	204,709	1,460,208
Eni SpA	58,203	789,488
Ferrari NV	4,314	1,842,964
FinecoBank Banca Fineco SpA	14,672	255,188
Generali	24,294	686,278
Infrastrutture Wireless Italiane SpA (m)	8,799	89,451
Intesa Sanpaolo SpA	367,945	1,472,099
Leonardo SpA	9,832	264,090
Mediobanca Banca di Credito Finanziario SpA	12,127	176,771
Moncler SpA	14,530	767,345
Nexi SpA (m)*	15,168	84,219
Poste Italiane SpA (m)	11,470	161,803
Prysmian SpA	6,754	431,403
Recordati Industria Chimica e Farmaceutica SpA	2,443	128,281
Snam SpA	50,504	223,924
Telecom Italia SpA (x)*	277,848	70,964
Terna - Rete Elettrica Nazionale	33,752	266,597
UniCredit SpA	37,058	1,478,912
Unipol Gruppo SpA	8,924	111,183

		14,004,210

Japan (6.2%)
Advantest Corp.	19,300	1,111,576
Aeon Co. Ltd.	16,700	390,695
AGC, Inc. (x)	4,700	137,284
Aisin Corp.	13,500	150,945
Ajinomoto Co., Inc.	11,400	464,208
ANA Holdings, Inc.	4,400	79,799
Asahi Group Holdings Ltd.	37,000	387,935
Asahi Kasei Corp.	32,400	223,333
Asics Corp.	17,600	343,152
Astellas Pharma, Inc.	45,500	440,838
Bandai Namco Holdings, Inc.	14,400	342,958
Bridgestone Corp. (x)	14,500	487,909
Brother Industries Ltd.	5,500	93,280
Canon, Inc. (x)	23,500	763,475
Capcom Co. Ltd.	66,300	1,446,975
Central Japan Railway Co.	18,900	354,168
Chiba Bank Ltd. (The)	13,100	101,656
Chubu Electric Power Co., Inc.	16,200	169,593
Chugai Pharmaceutical Co. Ltd.	16,900	744,286
Concordia Financial Group Ltd.	24,400	134,915
Dai Nippon Printing Co. Ltd.	8,900	124,794
Daifuku Co. Ltd.	8,300	171,575
Dai-ichi Life Holdings, Inc.	22,200	590,457
Daiichi Sankyo Co. Ltd.	44,100	1,210,812
Daikin Industries Ltd.	6,700	785,836
Daito Trust Construction Co. Ltd.	1,600	177,995
Daiwa House Industry Co. Ltd.	14,700	450,598
Daiwa Securities Group, Inc.	31,700	208,713
Denso Corp.	47,400	658,530
Dentsu Group, Inc. (x)	4,386	105,462
Disco Corp.	2,300	617,308
East Japan Railway Co.	23,411	413,674
Eisai Co. Ltd.	6,000	164,047
ENEOS Holdings, Inc.	68,033	353,902
FANUC Corp.	23,600	617,405
Fast Retailing Co. Ltd.	4,800	1,623,285
Fuji Electric Co. Ltd.	3,400	182,219
FUJIFILM Holdings Corp.	27,800	577,630
Fujikura Ltd.	6,300	257,972
Fujitsu Ltd.	41,800	735,093
Hankyu Hanshin Holdings, Inc.	5,600	145,765
Hikari Tsushin, Inc.	400	87,148
Hitachi Construction Machinery Co. Ltd.	3,400	75,183
Hitachi Ltd.	116,900	2,878,038
Honda Motor Co. Ltd.	113,200	1,058,098
Hoshizaki Corp. (x)	2,800	110,486
Hoya Corp.	18,600	2,314,123
Hulic Co. Ltd. (x)	9,000	77,941
Idemitsu Kosan Co. Ltd.	24,295	158,662
Inpex Corp. (x)	23,200	290,316
Isuzu Motors Ltd.	13,900	188,581
ITOCHU Corp. (x)	30,000	1,478,192
Japan Airlines Co. Ltd.	3,588	56,559
Japan Exchange Group, Inc.	24,400	271,479
Japan Post Bank Co. Ltd.	36,500	346,332
Japan Post Holdings Co. Ltd.	48,400	455,372
Japan Post Insurance Co. Ltd.	5,300	96,958
Japan Real Estate Investment Corp. (REIT)	165	113,080
Japan Tobacco, Inc. (x)	30,200	777,343
JFE Holdings, Inc.	14,700	165,168
Kajima Corp.	10,600	192,455
Kansai Electric Power Co., Inc. (The)	23,400	260,885
Kao Corp. (x)	11,600	469,050
Kawasaki Kisen Kaisha Ltd. (x)	9,900	141,836
KDDI Corp.	38,700	1,234,125
Keyence Corp.	17,872	7,330,767
Kikkoman Corp.	16,200	179,447

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Kirin Holdings Co. Ltd. (x)	19,500	$253,141
Kobe Bussan Co. Ltd.	3,900	85,710
Kokusai Electric Corp.	3,600	47,993
Komatsu Ltd.	22,200	610,903
Konami Group Corp.	2,500	232,641
Kubota Corp. (x)	22,600	261,438
Kyocera Corp.	32,000	317,888
Kyowa Kirin Co. Ltd.	6,100	91,606
Lasertec Corp. (x)	2,000	188,921
LY Corp.	67,200	178,003
M3, Inc.	10,900	95,320
Makita Corp.	6,000	182,913
Marubeni Corp.	36,400	546,189
MatsukiyoCocokara & Co.	8,700	126,656
McDonald’s Holdings Co. Japan Ltd. (x)	2,110	82,830
Meiji Holdings Co. Ltd.	5,488	111,581
Minebea Mitsumi, Inc.	10,100	162,431
Mitsubishi Chemical Group Corp.	36,100	181,828
Mitsubishi Corp.	84,400	1,382,240
Mitsubishi Electric Corp.	48,000	810,343
Mitsubishi Estate Co. Ltd.	27,400	378,415
Mitsubishi HC Capital, Inc.	21,000	138,996
Mitsubishi Heavy Industries Ltd.	80,900	1,127,871
Mitsubishi UFJ Financial Group, Inc.	280,000	3,280,247
Mitsui & Co. Ltd.	63,500	1,319,295
Mitsui Chemicals, Inc.	5,000	109,214
Mitsui Fudosan Co. Ltd.	68,000	541,506
Mitsui OSK Lines Ltd.	8,800	305,835
Mizuho Financial Group, Inc.	60,753	1,485,601
MonotaRO Co. Ltd. (x)	6,300	106,708
MS&AD Insurance Group Holdings, Inc.	32,121	700,100
Murata Manufacturing Co. Ltd.	42,500	680,372
NEC Corp.	6,300	541,967
Nexon Co. Ltd. (x)	9,100	135,989
Nidec Corp.	21,000	377,307
Nintendo Co. Ltd.	26,100	1,521,814
Nippon Building Fund, Inc. (REIT) (x)	200	155,536
Nippon Paint Holdings Co. Ltd.	21,900	141,402
Nippon Sanso Holdings Corp.	4,000	111,211
Nippon Steel Corp.	21,891	439,875
Nippon Telegraph & Telephone Corp.	744,800	745,447
Nippon Yusen KK	10,800	359,325
Nissan Motor Co. Ltd.	54,500	163,500
Nissin Foods Holdings Co. Ltd.	5,100	123,185
Nitori Holdings Co. Ltd.	2,000	237,244
Nitto Denko Corp.	16,700	279,742
Nomura Holdings, Inc.	77,600	452,012
Nomura Research Institute Ltd.	9,554	282,891
NTT Data Group Corp.	15,400	292,834
Obayashi Corp.	17,100	226,149
Obic Co. Ltd.	8,000	238,578
Olympus Corp.	29,800	444,330
Omron Corp.	4,700	158,002
Ono Pharmaceutical Co. Ltd.	9,400	97,526
Oracle Corp.	1,100	105,359
Oriental Land Co. Ltd.	27,600	596,467
ORIX Corp.	28,500	610,035
Osaka Gas Co. Ltd.	9,200	201,226
Otsuka Corp.	5,800	132,569
Otsuka Holdings Co. Ltd. (x)	11,100	602,219
Pan Pacific International Holdings Corp.	9,200	249,973
Panasonic Holdings Corp.	59,100	614,942
Rakuten Group, Inc.*	40,300	217,388
Recruit Holdings Co. Ltd.	35,100	2,446,227
Renesas Electronics Corp.*	42,500	541,452
Resona Holdings, Inc.	53,105	385,841
Ricoh Co. Ltd.	12,900	146,968
SBI Holdings, Inc.	7,460	186,604
SCREEN Holdings Co. Ltd.	2,100	124,421
SCSK Corp.	4,700	98,649
Secom Co. Ltd.	10,600	358,402
Seiko Epson Corp.	7,300	131,852
Sekisui Chemical Co. Ltd.	8,900	153,543
Sekisui House Ltd.	14,700	350,278
Seven & i Holdings Co. Ltd.	55,500	869,095
SG Holdings Co. Ltd.	7,200	68,680
Shimadzu Corp.	5,900	165,965
Shimano, Inc.	1,900	256,496
Shin-Etsu Chemical Co. Ltd.	45,400	1,503,847
Shionogi & Co. Ltd.	17,900	250,947
Shiseido Co. Ltd. (x)	9,400	165,374
Shizuoka Financial Group, Inc.	10,900	88,273
SMC Corp.	1,400	545,896
SoftBank Corp.	721,700	907,956
SoftBank Group Corp.	24,000	1,384,937
Sompo Holdings, Inc.	22,643	593,988
Sony Group Corp.	156,600	3,312,453
Subaru Corp.	14,200	250,632
Sumitomo Corp.	27,400	589,836
Sumitomo Electric Industries Ltd.	17,900	319,813
Sumitomo Metal Mining Co. Ltd.	5,700	129,013
Sumitomo Mitsui Financial Group, Inc.	93,321	2,249,992
Sumitomo Mitsui Trust Group, Inc.	16,704	391,567
Sumitomo Realty & Development Co. Ltd.	7,700	238,814
Suntory Beverage & Food Ltd. (x)	3,700	117,487
Suzuki Motor Corp.	40,100	456,061
Sysmex Corp.	12,900	236,919
T&D Holdings, Inc.	12,000	219,168
Taisei Corp.	4,000	167,923
Takeda Pharmaceutical Co. Ltd.	39,990	1,053,826
TDK Corp.	305,600	3,941,910
Terumo Corp.	34,100	656,879
TIS, Inc.	4,900	115,529
Toho Co. Ltd.	2,800	109,013
Tokio Marine Holdings, Inc.	47,400	1,700,124
Tokyo Electric Power Co. Holdings, Inc.*	37,400	111,634
Tokyo Electron Ltd.	11,300	1,734,117
Tokyo Gas Co. Ltd.	8,000	222,131
Tokyu Corp.	14,000	149,501
TOPPAN Holdings, Inc.	6,100	161,606
Toray Industries, Inc.	35,600	224,741
TOTO Ltd.	3,800	91,225
Toyota Industries Corp.	3,800	306,195
Toyota Motor Corp.	259,070	5,113,631
Toyota Tsusho Corp.	15,300	270,456
Trend Micro, Inc.*	3,300	178,086
Unicharm Corp.	29,700	245,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
West Japan Railway Co.	10,800	$190,860
Yakult Honsha Co. Ltd.	6,400	121,155
Yamaha Motor Co. Ltd. (x)	23,400	206,099
Yaskawa Electric Corp.	5,600	142,797
Yokogawa Electric Corp.	5,300	112,850
Zensho Holdings Co. Ltd.	2,400	136,018
ZOZO, Inc.	3,100	95,824

		104,127,046

Jersey (0.0%)†
Aptiv plc*	2,393	144,729

Jordan (0.0%)†
Hikma Pharmaceuticals plc	4,300	107,287

Luxembourg (0.0%)†
ArcelorMittal SA	11,585	269,167
CVC Capital Partners plc*§	4,106	90,423
Eurofins Scientific SE	3,494	178,466

		538,056

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	55,000	233,691
Sands China Ltd.*	63,987	172,189

		405,880

Malaysia (0.2%)
CIMB Group Holdings Bhd.	1,124,400	2,061,966
Malayan Banking Bhd.	675,500	1,546,935

		3,608,901

Mexico (0.7%)
Gruma SAB de CV, Class B	196,752	3,070,128
Grupo Financiero Banorte SAB de CV, Class O	447,850	2,885,863
Kimberly-Clark de Mexico SAB de CV, Class A	461,462	649,778
Qualitas Controladora SAB de CV	193,122	1,616,219
Wal-Mart de Mexico SAB de CV	1,060,290	2,790,692

		11,012,680

Netherlands (1.3%)
ABN AMRO Bank NV (CVA) (m)	10,850	167,348
Adyen NV (m)*	1,752	2,607,881
Aegon Ltd.	33,079	195,995
Akzo Nobel NV	4,329	259,904
Argenx SE*	1,502	933,508
ASM International NV	1,160	671,446
ASML Holding NV	11,389	8,006,825
ASR Nederland NV	3,742	177,450
BE Semiconductor Industries NV	8,363	1,146,090
Euronext NV (m)	1,915	214,830
EXOR NV	2,614	239,768
Heineken Holding NV	3,351	200,805
Heineken NV	7,099	505,185
IMCD NV	1,464	217,616
ING Groep NV	83,720	1,312,094
JDE Peet’s NV	3,428	58,696
Koninklijke Ahold Delhaize NV	23,104	753,627
Koninklijke KPN NV	99,699	363,005
Koninklijke Philips NV*	20,257	511,990
NN Group NV	7,002	305,135
Randstad NV	2,902	122,376
Universal Music Group NV	44,332	1,135,175
Wolters Kluwer NV	5,960	990,256

		21,097,005

New Zealand (0.1%)
Auckland International Airport Ltd.	34,873	169,750
Fisher & Paykel Healthcare Corp. Ltd.	15,060	323,561
Infratil Ltd.	32,316	227,818
Mercury NZ Ltd.	18,569	60,778
Meridian Energy Ltd.	27,587	91,220
Xero Ltd.*	3,694	385,396

		1,258,523

Norway (0.1%)
Aker BP ASA	8,298	162,075
DNB Bank ASA	21,795	434,583
Equinor ASA	21,080	493,681
Gjensidige Forsikring ASA	4,621	81,550
Kongsberg Gruppen ASA	2,256	253,818
Mowi ASA	11,333	193,775
Norsk Hydro ASA	35,859	197,902
Orkla ASA	18,001	155,448
Salmar ASA	1,827	86,708
Telenor ASA	15,952	177,874

		2,237,414

Poland (0.3%)
Allegro.eu SA (m)*	354,735	2,327,415
InPost SA*	5,043	86,245
Powszechny Zaklad Ubezpieczen SA	233,537	2,594,000

		5,007,660

Portugal (0.0%)†
EDP SA	77,333	247,606
Galp Energia SGPS SA	11,522	190,364
Jeronimo Martins SGPS SA	7,131	136,284

		574,254

Singapore (0.4%)
CapitaLand Ascendas REIT (REIT)	91,715	172,597
CapitaLand Integrated Commercial Trust (REIT)	150,368	212,507
CapitaLand Investment Ltd.	55,700	106,861
DBS Group Holdings Ltd.	50,440	1,614,789
Genting Singapore Ltd.	160,157	89,716
Grab Holdings Ltd., Class A*	53,015	250,231
Keppel Ltd.	37,200	186,320
Oversea-Chinese Banking Corp. Ltd.	85,378	1,043,429
Sea Ltd. (ADR)*	9,378	995,006
Sembcorp Industries Ltd.	23,300	94,179
Singapore Airlines Ltd.	36,750	173,302
Singapore Exchange Ltd.	22,200	207,101
Singapore Technologies Engineering Ltd.	36,200	123,525
Singapore Telecommunications Ltd.	187,000	421,748
STMicroelectronics NV	16,936	425,860
United Overseas Bank Ltd.	31,367	834,447

		6,951,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
South Africa (0.6%)
Anglo American plc	32,104	$950,115
AVI Ltd.	287,058	1,668,994
Capitec Bank Holdings Ltd.	21,783	3,617,955
Clicks Group Ltd.	92,233	1,823,522
Standard Bank Group Ltd.	210,622	2,475,063

		10,535,649

South Korea (1.0%)
DB Insurance Co. Ltd.	12,408	861,124
Delivery Hero SE(m) (x)*	4,956	139,178
HYBE Co. Ltd.*	3,726	489,863
Hyundai Marine & Fire Insurance Co. Ltd.	36,773	614,290
Hyundai Motor Co.	6,122	882,274
KB Financial Group, Inc.	34,262	1,941,199
Kia Corp.	20,800	1,413,549
KT&G Corp.	16,219	1,174,652
NAVER Corp.*	8,937	1,207,967
Samsung Electronics Co. Ltd.	136,030	4,919,473
Samsung Life Insurance Co. Ltd.*	3,592	230,390
SK Hynix, Inc.	24,858	2,870,060

		16,744,019

Spain (0.9%)
Acciona SA	635	71,499
ACS Actividades de Construccion y Servicios SA	4,157	208,584
Aena SME SA (m)	1,914	391,369
Amadeus IT Group SA	60,215	4,253,887
Banco Bilbao Vizcaya Argentaria SA	145,465	1,424,227
Banco de Sabadell SA	137,096	266,554
Banco Santander SA	390,853	1,807,520
CaixaBank SA	96,651	524,207
Cellnex Telecom SA (m)	13,504	426,777
EDP Renovaveis SA	7,134	74,193
Endesa SA	7,941	170,847
Grifols SA*	7,525	71,307
Iberdrola SA	154,265	2,125,279
Industria de Diseno Textil SA	27,554	1,416,815
Redeia Corp. SA	10,446	178,538
Repsol SA	28,836	349,178
Telefonica SA (x)	99,865	407,264

		14,168,045

Sweden (1.4%)
AddTech AB, Class B	6,539	178,109
Alfa Laval AB	7,234	303,764
Assa Abloy AB, Class B	197,486	5,826,008
Atlas Copco AB, Class A	473,129	7,225,311
Atlas Copco AB, Class B	39,165	529,379
Beijer Ref AB, Class B	10,644	156,998
Boliden AB	6,852	192,415
Epiroc AB, Class A	17,134	298,368
Epiroc AB, Class B	9,677	150,874
EQT AB	9,680	268,095
Essity AB, Class B	15,001	400,968
Evolution AB (m)	4,195	322,781
Fastighets AB Balder, Class B*	16,094	111,699
Getinge AB, Class B	6,126	100,515
H & M Hennes & Mauritz AB, Class B (x)	14,180	191,171
Hexagon AB, Class B	51,306	489,952
Holmen AB, Class B	1,818	66,754
Industrivarden AB, Class A	3,255	102,832
Industrivarden AB, Class C (x)	3,455	109,067
Indutrade AB	6,581	164,744
Investment AB Latour, Class B	3,593	89,589
Investor AB, Class B	42,614	1,127,228
L E Lundbergforetagen AB, Class B	1,791	81,131
Lifco AB, Class B	5,475	158,683
Nibe Industrier AB, Class B (x)	39,229	153,420
Saab AB, Class B	7,786	164,528
Sagax AB, Class B	5,739	117,373
Sandvik AB	24,738	443,506
Securitas AB, Class B	12,874	159,329
Skandinaviska Enskilda Banken AB, Class A	41,077	562,450
Skanska AB, Class B	9,177	193,001
SKF AB, Class B	8,196	153,763
Svenska Cellulosa AB SCA, Class B	14,547	184,648
Svenska Handelsbanken AB, Class A	35,636	367,952
Swedbank AB, Class A	21,758	429,271
Swedish Orphan Biovitrum AB*	4,684	134,432
Tele2 AB, Class B	14,907	147,206
Telefonaktiebolaget LM Ericsson, Class B	68,823	555,866
Telia Co. AB	58,810	163,121
Trelleborg AB, Class B	5,429	185,870
Volvo AB, Class A	5,239	127,935
Volvo AB, Class B	40,268	977,461

		23,867,567

Switzerland (1.7%)
ABB Ltd. (Registered)	39,113	2,113,484
Adecco Group AG (Registered)	4,160	102,479
Avolta AG	2,730	109,057
Bachem Holding AG	945	60,268
Baloise Holding AG (Registered)	1,046	189,111
Banque Cantonale Vaudoise (Registered)	724	66,606
Barry Callebaut AG (Registered)	88	116,733
BKW AG	516	85,394
Chocoladefabriken Lindt & Spruengli AG	23	255,284
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	330,553
Cie Financiere Richemont SA (Registered)	13,554	2,067,424
Clariant AG (Registered)	4,844	53,867
DSM-Firmenich AG	4,613	466,943
EMS-Chemie Holding AG (Registered) (x)	166	111,835
Galderma Group AG*	2,092	231,971
Geberit AG (Registered)	835	473,408
Givaudan SA (Registered)	234	1,026,369
Helvetia Holding AG (Registered)	883	145,400
Julius Baer Group Ltd.	5,037	325,462
Kuehne + Nagel International AG (Registered)	1,282	293,477
Logitech International SA (Registered)	3,795	313,953
Lonza Group AG (Registered)	5,500	3,246,107
Novartis AG (Registered)	49,436	4,793,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Partners Group Holding AG	575	$779,774
Sandoz Group AG	10,100	412,957
Schindler Holding AG	1,064	293,495
Schindler Holding AG (Registered)	550	149,977
SGS SA (Registered)	3,805	381,079
SIG Group AG	7,547	148,671
Sika AG (Registered)	3,862	918,172
Sonova Holding AG (Registered)	1,289	420,127
Straumann Holding AG (Registered) (x)	2,783	350,643
Swatch Group AG (The)	763	138,703
Swiss Life Holding AG (Registered)	719	554,174
Swiss Prime Site AG (Registered)	1,917	208,681
Swisscom AG (Registered)	643	357,518
TE Connectivity plc	2,567	367,004
Temenos AG (Registered)	1,565	110,609
UBS Group AG (Registered)	82,982	2,534,641
VAT Group AG (m)	700	264,734
Zurich Insurance Group AG	3,662	2,174,777

		27,544,889

Taiwan (3.1%)
Advantech Co. Ltd.	100,000	1,056,902
Alchip Technologies Ltd.	24,000	2,401,135
ASE Technology Holding Co. Ltd.	520,000	2,569,507
Delta Electronics, Inc.	121,000	1,588,876
Fubon Financial Holding Co. Ltd.	552,400	1,521,503
Hon Hai Precision Industry Co. Ltd.	730,000	4,097,058
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000,133	32,794,246
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,472	1,080,665
Unimicron Technology Corp.	410,000	1,763,333
Wiwynn Corp.	40,127	3,206,782

		52,080,007

Thailand (0.1%)
Tisco Financial Group PCL (x)	556,500	1,607,473

United Kingdom (2.7%)
3i Group plc	24,526	1,094,294
Admiral Group plc	6,667	220,679
Ashtead Group plc	11,064	687,703
Associated British Foods plc	8,562	218,984
AstraZeneca plc	39,135	5,128,598
Auto Trader Group plc (m)	22,457	222,943
Aviva plc	64,614	379,214
BAE Systems plc	76,538	1,100,469
Barclays plc	372,895	1,251,797
Barratt Redrow plc	34,356	189,288
Berkeley Group Holdings plc	2,624	128,114
British American Tobacco plc	50,488	1,820,331
BT Group plc (x)	167,399	301,881
Bunzl plc	8,595	354,652
Centrica plc	131,085	219,245
CK Hutchison Holdings Ltd.	65,764	351,401
Coca-Cola Europacific Partners plc	5,298	406,939
Compass Group plc	42,479	1,415,637
Croda International plc	3,458	146,539
DCC plc	2,424	155,979
Diageo plc	56,217	1,785,843
Entain plc	15,757	135,558
Halma plc	9,501	319,838
Hargreaves Lansdown plc	9,000	123,713
HSBC Holdings plc	457,825	4,500,956
Imperial Brands plc	19,992	638,964
Informa plc	34,236	342,195
InterContinental Hotels Group plc	4,035	502,818
Intertek Group plc	4,256	251,912
J Sainsbury plc	39,906	136,686
JD Sports Fashion plc	69,051	82,901
Kingfisher plc	46,258	144,023
Land Securities Group plc (REIT)	17,028	124,493
Legal & General Group plc	149,815	430,998
Lloyds Banking Group plc	1,545,639	1,059,985
London Stock Exchange Group plc	12,057	1,703,376
M&G plc	53,747	133,125
Marks & Spencer Group plc	46,484	218,516
Melrose Industries plc	32,477	225,164
National Grid plc	121,741	1,447,872
NatWest Group plc	172,666	869,182
Next plc	2,949	350,652
Pearson plc	15,125	242,747
Persimmon plc	7,872	118,062
Phoenix Group Holdings plc	16,903	107,920
Reckitt Benckiser Group plc	17,266	1,044,668
RELX plc	46,686	2,121,013
Rentokil Initial plc	63,095	316,586
Rolls-Royce Holdings plc*	214,512	1,526,962
Sage Group plc (The)	24,015	382,720
Schroders plc	18,884	76,502
Segro plc (REIT)	31,262	274,428
Severn Trent plc	6,823	214,226
Smith & Nephew plc	21,703	269,363
Smiths Group plc	8,172	175,863
Spirax Group plc	1,808	155,158
SSE plc	27,982	561,892
Standard Chartered plc	53,044	656,488
Taylor Wimpey plc	85,500	130,693
Tesco plc	174,412	804,170
Unilever plc	62,820	3,576,745
United Utilities Group plc	16,606	218,597
Vodafone Group plc	556,405	475,753
Whitbread plc	4,670	172,234
Wise plc, Class A*	16,961	226,349
WPP plc	27,263	282,396

		45,454,992

United States (37.6%)
3M Co.	4,657	601,172
A.O. Smith Corp.	1,117	76,191
Abbott Laboratories	14,998	1,696,424
AbbVie, Inc.	15,281	2,715,434
Adobe, Inc.*	13,066	5,810,189
Advanced Micro Devices, Inc.*	13,998	1,690,818
AES Corp. (The)	6,277	80,785
Aflac, Inc.	4,276	442,309
Agilent Technologies, Inc.	2,453	329,536
Air Products and Chemicals, Inc.	1,943	563,548
Airbnb, Inc., Class A*	3,704	486,743
Akamai Technologies, Inc.*	1,301	124,441
Albemarle Corp. (x)	1,024	88,146
Alcon AG	12,670	1,073,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Alexandria Real Estate Equities, Inc. (REIT)	1,287	$125,547
Align Technology, Inc.*	614	128,025
Allegion plc	739	96,573
Alliant Energy Corp.	2,309	136,554
Allstate Corp. (The)	2,308	444,959
Alphabet, Inc., Class C	41,155	7,837,558
Alphabet, Inc., Class A	216,704	41,022,067
Altria Group, Inc.	14,571	761,918
Amazon.com, Inc.*	101,661	22,303,407
Amcor plc	12,296	115,705
Ameren Corp.	2,332	207,874
American Electric Power Co., Inc.	4,651	428,962
American Express Co.	4,812	1,428,154
American International Group, Inc.	5,369	390,863
American Tower Corp. (REIT)	4,083	748,863
American Water Works Co., Inc.	1,647	205,035
Ameriprise Financial, Inc.	833	443,514
AMETEK, Inc.	2,024	364,846
Amgen, Inc.	4,626	1,205,721
Amphenol Corp., Class A	10,526	731,031
Analog Devices, Inc.	52,835	11,225,324
ANSYS, Inc.*	764	257,720
Aon plc, Class A	1,862	668,756
APA Corp.	3,278	75,689
Apollo Global Management, Inc.	3,865	638,343
Apple, Inc.	130,712	32,732,899
Applied Materials, Inc.	7,126	1,158,901
Arch Capital Group Ltd.	3,239	299,122
Archer-Daniels-Midland Co.	4,179	211,123
Arista Networks, Inc.*	8,893	982,943
Arthur J Gallagher & Co.	2,178	618,225
Assurant, Inc.	418	89,126
AT&T, Inc.	61,854	1,408,416
Atmos Energy Corp.	1,385	192,889
Autodesk, Inc.*	1,839	543,553
Automatic Data Processing, Inc.	3,501	1,024,848
AutoZone, Inc.*	145	464,290
AvalonBay Communities, Inc. (REIT)	1,241	272,983
Avery Dennison Corp.	680	127,248
Axon Enterprise, Inc.*	628	373,233
Baker Hughes Co.	8,683	356,177
Ball Corp.	2,653	146,260
Bank of America Corp.	57,725	2,537,014
Bank of New York Mellon Corp. (The)	6,214	477,422
Baxter International, Inc.	4,357	127,050
Becton Dickinson & Co.	2,526	573,074
Berkshire Hathaway, Inc., Class B*	15,850	7,184,488
Best Buy Co., Inc.	1,664	142,771
Biogen, Inc.*	1,226	187,480
Bio-Techne Corp.	1,435	103,363
BlackRock, Inc.‡	1,258	1,289,588
Blackstone, Inc.	6,223	1,072,970
Boeing Co. (The)*	6,495	1,149,615
Booking Holdings, Inc.	286	1,420,968
BorgWarner, Inc.	1,885	59,924
Boston Scientific Corp.*	32,988	2,946,488
BP plc	406,675	2,000,828
Bristol-Myers Squibb Co.	17,482	988,782
Broadcom, Inc.	59,507	13,796,103
Broadridge Financial Solutions, Inc.	1,008	227,899
Brown & Brown, Inc.	2,069	211,079
Brown-Forman Corp., Class B	1,502	57,046
Builders FirstSource, Inc.*	1,009	144,216
Bunge Global SA	1,140	88,646
BXP, Inc. (REIT)	1,201	89,306
Cadence Design Systems, Inc.*	2,393	719,001
Caesars Entertainment, Inc.*	2,035	68,010
Camden Property Trust (REIT)	940	109,078
Campbell’s Co. (The)	1,625	68,055
Capital One Financial Corp.	3,338	595,232
Cardinal Health, Inc.	2,128	251,679
CarMax, Inc.*	1,300	106,288
Carnival Corp.*	8,830	220,044
Carrier Global Corp.	7,151	488,127
Caterpillar, Inc.	4,175	1,514,523
Cboe Global Markets, Inc.	929	181,527
CBRE Group, Inc., Class A*	2,631	345,424
CDW Corp.	1,157	201,364
Celanese Corp.	1,026	71,009
Cencora, Inc.	1,525	342,637
Centene Corp.*	4,282	259,404
CenterPoint Energy, Inc.	5,644	179,084
CF Industries Holdings, Inc.	1,577	134,550
CH Robinson Worldwide, Inc.	1,048	108,279
Charles River Laboratories International, Inc.*	449	82,885
Charles Schwab Corp. (The)	12,886	953,693
Charter Communications, Inc., Class A*	816	279,700
Chevron Corp.	14,452	2,093,228
Chipotle Mexican Grill, Inc.*	11,681	704,364
Chubb Ltd.	3,215	888,305
Church & Dwight Co., Inc.	2,059	215,598
Cigna Group (The)	2,395	661,355
Cincinnati Financial Corp.	1,376	197,731
Cintas Corp.	2,995	547,187
Cisco Systems, Inc.	34,468	2,040,506
Citigroup, Inc.	16,354	1,151,158
Citizens Financial Group, Inc.	3,849	168,432
Clorox Co. (The)	1,072	174,104
CME Group, Inc.	3,147	730,828
CMS Energy Corp.	2,531	168,691
Coca-Cola Co. (The)	33,526	2,087,329
Cognizant Technology Solutions Corp., Class A	4,332	333,131
Colgate-Palmolive Co.	7,142	649,279
Comcast Corp., Class A	33,008	1,238,790
Conagra Brands, Inc.	4,300	119,325
ConocoPhillips	11,186	1,109,316
Consolidated Edison, Inc.	3,003	267,958
Constellation Brands, Inc., Class A	1,370	302,770
Constellation Energy Corp.	2,733	611,399
Cooper Cos., Inc. (The)*	1,736	159,590
Copart, Inc.*	7,654	439,263
Corning, Inc.	6,731	319,857
Corpay, Inc.*	621	210,159
Corteva, Inc.	5,824	331,735
CoStar Group, Inc.*	3,582	256,435
Costco Wholesale Corp.	3,831	3,510,230
Coterra Energy, Inc.	6,523	166,597
Crowdstrike Holdings, Inc., Class A*	2,018	690,479
Crown Castle, Inc. (REIT)	3,783	343,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
CSL Ltd.	12,126	$2,113,367
CSX Corp.	16,541	533,778
Cummins, Inc.	1,198	417,623
CVS Health Corp.	10,995	493,566
CyberArk Software Ltd.*	1,050	349,808
Danaher Corp.	10,528	2,416,702
Darden Restaurants, Inc.	1,003	187,250
DaVita, Inc.*	397	59,371
Dayforce, Inc.*	1,368	99,372
Deckers Outdoor Corp.*	1,316	267,266
Deere & Co.	2,197	930,869
Dell Technologies, Inc., Class C	2,662	306,769
Delta Air Lines, Inc.	5,590	338,195
Devon Energy Corp.	5,886	192,649
Dexcom, Inc.*	3,455	268,695
Diamondback Energy, Inc.	1,631	267,207
Digital Realty Trust, Inc. (REIT)	2,690	477,018
Discover Financial Services	2,195	380,240
Dollar General Corp.	1,905	144,437
Dollar Tree, Inc.*	1,684	126,199
Dominion Energy, Inc.	7,333	394,955
Domino’s Pizza, Inc.	308	129,286
Dover Corp.	1,173	220,055
Dow, Inc.	6,064	243,348
DR Horton, Inc.	2,474	345,915
DTE Energy Co.	1,809	218,437
Duke Energy Corp.	6,748	727,030
DuPont de Nemours, Inc.	3,584	273,280
Eastman Chemical Co.	1,029	93,968
Eaton Corp. plc	3,417	1,134,000
eBay, Inc.	4,189	259,509
Ecolab, Inc.	6,957	1,630,164
Edison International	3,375	269,460
Edwards Lifesciences Corp.*	5,012	371,038
Electronic Arts, Inc.	2,101	307,376
Elevance Health, Inc.	2,027	747,760
Eli Lilly and Co.	16,089	12,420,708
Emerson Electric Co.	4,903	607,629
Enphase Energy, Inc.*	1,101	75,617
Entergy Corp.	3,738	283,415
EOG Resources, Inc.	4,820	590,836
EPAM Systems, Inc.*	489	114,338
EQT Corp.	5,192	239,403
Equifax, Inc.	17,524	4,465,991
Equinix, Inc. (REIT)	830	782,599
Equity Residential (REIT)	2,978	213,701
Erie Indemnity Co., Class A	203	83,683
Essex Property Trust, Inc. (REIT)	552	157,563
Estee Lauder Cos., Inc. (The), Class A	1,955	146,586
Everest Group Ltd.	355	128,673
Evergy, Inc.	1,967	121,069
Eversource Energy	3,124	179,411
Exelon Corp.	8,705	327,656
Expedia Group, Inc.*	1,070	199,373
Expeditors International of Washington, Inc.	1,198	132,702
Experian plc	23,246	1,002,552
Extra Space Storage, Inc. (REIT)	1,840	275,264
Exxon Mobil Corp.	38,006	4,088,305
F5, Inc.*	509	127,998
FactSet Research Systems, Inc.	317	152,249
Fair Isaac Corp.*	207	412,123
Fastenal Co.	5,005	359,910
Federal Realty Investment Trust (REIT)	713	79,820
FedEx Corp.	1,922	540,716
Ferrovial SE	11,781	495,456
Fidelity National Information Services, Inc.	4,608	372,188
Fifth Third Bancorp	5,737	242,560
First Solar, Inc.*	922	162,493
FirstEnergy Corp.	4,423	175,947
Fiserv, Inc.*	4,920	1,010,666
FMC Corp.	946	45,985
Ford Motor Co.	34,127	337,857
Fortinet, Inc.*	5,549	524,270
Fortive Corp.	3,052	228,900
Fox Corp., Class A	1,947	94,585
Fox Corp., Class B	1,150	52,601
Franklin Resources, Inc.	2,857	57,969
Freeport-McMoRan, Inc.	12,559	478,247
Garmin Ltd.	1,344	277,213
Gartner, Inc.*	674	326,533
GE HealthCare Technologies, Inc.	3,993	312,173
GE Vernova, Inc.	2,402	790,090
Gen Digital, Inc.	4,729	129,480
Generac Holdings, Inc.*	483	74,889
General Dynamics Corp.	2,254	593,906
General Electric Co.	9,359	1,560,988
General Mills, Inc.	4,865	310,241
General Motors Co.	9,466	504,254
Genuine Parts Co.	1,189	138,828
Gilead Sciences, Inc.	10,737	991,777
Global Payments, Inc.	2,224	249,221
Globe Life, Inc.	736	82,079
GoDaddy, Inc., Class A*	1,214	239,607
Goldman Sachs Group, Inc. (The)	2,714	1,554,091
GSK plc	104,722	1,765,281
Haleon plc	197,076	931,119
Halliburton Co.	7,435	202,158
Hartford Financial Services Group, Inc. (The)	2,547	278,642
Hasbro, Inc.	1,242	69,440
HCA Healthcare, Inc.	1,563	469,134
Healthpeak Properties, Inc. (REIT)	6,221	126,100
Henry Schein, Inc.*	1,137	78,680
Hershey Co. (The)	1,249	211,518
Hess Corp.	2,416	321,352
Hewlett Packard Enterprise Co.	11,056	236,046
Hilton Worldwide Holdings, Inc.	2,080	514,093
Holcim AG	13,194	1,267,446
Hologic, Inc.*	2,030	146,343
Home Depot, Inc. (The)	8,589	3,341,035
Honeywell International, Inc.	5,612	1,267,695
Hormel Foods Corp.	2,437	76,449
Host Hotels & Resorts, Inc. (REIT)	6,049	105,978
Howmet Aerospace, Inc.	3,549	388,154
HP, Inc.	8,506	277,551
Hubbell, Inc., Class B	462	193,527
Humana, Inc.	1,052	266,903
Huntington Bancshares, Inc.	12,695	206,548
Huntington Ingalls Industries, Inc.	341	64,439
IDEX Corp.	646	135,201

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
IDEXX Laboratories, Inc.*	2,754	$1,138,614
Illinois Tool Works, Inc.	2,312	586,231
Incyte Corp.*	1,348	93,106
Ingersoll Rand, Inc.	3,527	319,052
Insulet Corp.*	613	160,036
Intel Corp.	37,296	747,785
Intercontinental Exchange, Inc.	5,018	747,732
International Business Machines Corp.	7,969	1,751,825
International Flavors & Fragrances, Inc.	2,235	188,969
International Paper Co.	3,036	163,398
Interpublic Group of Cos., Inc. (The)	3,197	89,580
Intuit, Inc.	14,351	9,019,604
Intuitive Surgical, Inc.*	10,504	5,482,668
Invesco Ltd.	3,778	66,039
Invitation Homes, Inc. (REIT)	4,850	155,055
IQVIA Holdings, Inc.*	12,855	2,526,136
Iron Mountain, Inc. (REIT)	2,564	269,502
J M Smucker Co. (The)	945	104,063
Jabil, Inc.	1,007	144,907
Jack Henry & Associates, Inc.	647	113,419
Jacobs Solutions, Inc.	1,085	144,978
James Hardie Industries plc (CHDI)*	10,793	334,484
JB Hunt Transport Services, Inc.	725	123,729
Johnson & Johnson	20,820	3,010,988
Johnson Controls International plc	5,839	460,872
JPMorgan Chase & Co.	24,345	5,835,740
Juniper Networks, Inc.	2,925	109,541
Kellanova	2,345	189,875
Kenvue, Inc.	16,740	357,399
Keurig Dr Pepper, Inc.	9,841	316,093
KeyCorp	8,355	143,205
Keysight Technologies, Inc.*	1,516	243,515
Kimberly-Clark Corp.	2,842	372,416
Kimco Realty Corp. (REIT)	5,823	136,433
Kinder Morgan, Inc.	16,877	462,430
KKR & Co., Inc.	5,809	859,209
KLA Corp.	1,146	722,118
Kraft Heinz Co. (The)	7,523	231,031
Kroger Co. (The)	5,639	344,825
L3Harris Technologies, Inc.	1,658	348,644
Labcorp Holdings, Inc.	723	165,798
Lam Research Corp.	28,701	2,073,073
Lamb Weston Holdings, Inc.	1,273	85,075
Las Vegas Sands Corp.	2,927	150,331
Leidos Holdings, Inc.	1,146	165,093
Lennar Corp., Class A	2,025	276,149
Lennox International, Inc.	277	168,776
Linde plc	5,929	2,482,294
Live Nation Entertainment, Inc.*	1,367	177,027
LKQ Corp.	2,120	77,910
Lockheed Martin Corp.	1,816	882,467
Loews Corp.	1,565	132,540
Lowe’s Cos., Inc.	4,906	1,210,801
Lululemon Athletica, Inc.*	977	373,615
LyondellBasell Industries NV, Class A	2,308	171,415
M&T Bank Corp.	1,440	270,734
Marathon Petroleum Corp.	2,779	387,671
MarketAxess Holdings, Inc.	352	79,566
Marriott International, Inc., Class A	11,599	3,235,425
Marsh & McLennan Cos., Inc.	4,235	899,556
Martin Marietta Materials, Inc.	529	273,229
Marvell Technology, Inc.	86,574	9,562,098
Masco Corp.	1,907	138,391
Mastercard, Inc., Class A	7,088	3,732,328
Match Group, Inc.*	2,281	74,612
McCormick & Co., Inc. (Non-Voting)	2,192	167,118
McDonald’s Corp.	6,197	1,796,448
McKesson Corp.	1,098	625,761
Medtronic plc	11,047	882,434
Merck & Co., Inc.	21,875	2,176,125
Meta Platforms, Inc., Class A	58,671	34,352,457
MetLife, Inc.	4,980	407,762
Mettler-Toledo International, Inc.*	177	216,591
MGM Resorts International*	1,934	67,013
Microchip Technology, Inc.	4,689	268,914
Micron Technology, Inc.	9,519	801,119
Microsoft Corp.	79,462	33,493,233
Mid-America Apartment Communities, Inc. (REIT)	1,006	155,497
Moderna, Inc.*	2,830	117,671
Mohawk Industries, Inc.*	432	51,464
Molina Healthcare, Inc.*	474	137,958
Molson Coors Beverage Co., Class B	1,560	89,419
Monday.com Ltd.*	925	217,782
Mondelez International, Inc., Class A	11,676	697,407
Monolithic Power Systems, Inc.	419	247,922
Monster Beverage Corp.*	6,161	323,822
Moody’s Corp.	1,341	634,789
Morgan Stanley	10,727	1,348,598
Mosaic Co. (The)	2,792	68,627
Motorola Solutions, Inc.	1,458	673,931
MSCI, Inc.	687	412,207
Nasdaq, Inc.	3,617	279,630
Nestle SA (Registered)	65,496	5,376,147
NetApp, Inc.	1,742	202,211
Netflix, Inc.*	6,120	5,454,878
Newmont Corp.	9,696	360,885
News Corp., Class A	3,125	86,062
News Corp., Class B (x)	1,004	30,552
NextEra Energy, Inc.	17,701	1,268,985
NIKE, Inc., Class B	10,259	776,299
NiSource, Inc.	4,089	150,312
Nordson Corp.	467	97,715
Norfolk Southern Corp.	1,976	463,767
Northern Trust Corp.	1,666	170,765
Northrop Grumman Corp.	1,174	550,946
Norwegian Cruise Line Holdings Ltd.*	3,626	93,297
NRG Energy, Inc.	1,802	162,576
Nucor Corp.	2,074	242,057
NVIDIA Corp.	284,211	38,166,695
NVR, Inc.*	28	229,009
Occidental Petroleum Corp.	5,814	287,270
Old Dominion Freight Line, Inc.	1,632	287,885
Omnicom Group, Inc.	1,655	142,396
ON Semiconductor Corp.*	3,628	228,745
ONEOK, Inc.	5,105	512,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Oracle Corp. (Moscow Stock Exchange)	13,861	$2,309,797
O’Reilly Automotive, Inc.*	496	588,157
Otis Worldwide Corp.	3,501	324,228
PACCAR, Inc.	4,582	476,620
Packaging Corp. of America	768	172,900
Palantir Technologies, Inc., Class A*	17,602	1,331,239
Palo Alto Networks, Inc.*	5,660	1,029,894
Paramount Global, Class B (x)	5,237	54,779
Parker-Hannifin Corp.	1,124	714,898
Paychex, Inc.	2,801	392,756
Paycom Software, Inc.	418	85,677
PayPal Holdings, Inc.*	8,669	739,899
Pentair plc	1,403	141,198
PepsiCo, Inc.	11,864	1,804,040
Pfizer, Inc.	48,790	1,294,399
PG&E Corp.	18,683	377,023
Phathom Pharmaceuticals, Inc. (x)*	56,159	456,011
Philip Morris International, Inc.	13,441	1,617,624
Phillips 66	3,544	403,768
Pinnacle West Capital Corp.	898	76,123
PNC Financial Services Group, Inc. (The)	3,407	657,040
Pool Corp.	332	113,192
PPG Industries, Inc.	1,982	236,750
PPL Corp.	6,396	207,614
Principal Financial Group, Inc.	1,866	144,447
Procter & Gamble Co. (The)	20,365	3,414,192
Progressive Corp. (The)	5,044	1,208,593
Prologis, Inc. (REIT)	7,970	842,429
Prudential Financial, Inc.	3,121	369,932
PTC, Inc.*	1,024	188,283
Public Service Enterprise Group, Inc.	4,348	367,363
Public Storage (REIT)	1,377	412,329
PulteGroup, Inc.	1,814	197,545
QIAGEN NV*	5,625	250,846
QUALCOMM, Inc.	12,689	1,949,284
Quanta Services, Inc.	1,288	407,072
Quest Diagnostics, Inc.	975	147,089
Ralph Lauren Corp.	344	79,457
Raymond James Financial, Inc.	1,620	251,635
Realty Income Corp. (REIT)	7,612	406,557
Regency Centers Corp. (REIT)	1,430	105,720
Regeneron Pharmaceuticals, Inc.*	902	642,522
Regions Financial Corp.	7,659	180,140
Republic Services, Inc.	1,784	358,905
ResMed, Inc.	1,268	289,979
Revvity, Inc.	1,078	120,316
Roche Holding AG (BMV Mexico Stock Exchange)	17,628	4,947,694
Roche Holding AG (OTC US Exchange)	817	243,537
Rockwell Automation, Inc.	975	278,645
Rollins, Inc.	2,474	114,670
Roper Technologies, Inc.	937	487,099
Ross Stores, Inc.	2,916	441,103
Royal Caribbean Cruises Ltd.	2,147	495,291
RTX Corp.	11,468	1,327,077
S&P Global, Inc.	25,152	12,526,451
Salesforce, Inc.	8,267	2,763,906
Sanofi SA	28,776	2,794,166
SBA Communications Corp. (REIT)	907	184,847
Schlumberger NV	12,077	463,032
Schneider Electric SE	13,779	3,438,360
Seagate Technology Holdings plc	1,802	155,531
Sempra	5,534	485,442
ServiceNow, Inc.*	1,781	1,888,074
Shell plc	155,930	4,833,369
Sherwin-Williams Co. (The)	1,991	676,801
Simon Property Group, Inc. (REIT)	2,679	461,351
Skyworks Solutions, Inc.	1,334	118,299
Smurfit WestRock plc	4,368	235,260
Snap-on, Inc.	471	159,895
Solventum Corp.*	1,249	82,509
Southern Co. (The)	9,557	786,732
Southwest Airlines Co.	5,105	171,630
Spotify Technology SA*	3,841	1,718,387
Stanley Black & Decker, Inc.	1,262	101,326
Starbucks Corp.	9,761	890,691
State Street Corp.	2,487	244,099
Steel Dynamics, Inc.	1,255	143,158
Stellantis NV	49,328	643,349
STERIS plc	862	177,193
Stryker Corp.	2,946	1,060,707
Super Micro Computer, Inc. (x)*	4,326	131,857
Swiss Re AG	7,626	1,102,223
Synchrony Financial	3,309	215,085
Synopsys, Inc.*	3,498	1,697,789
Sysco Corp.	4,298	328,625
T. Rowe Price Group, Inc.	1,946	220,073
Take-Two Interactive Software, Inc.*	1,414	260,289
Tapestry, Inc.	2,012	131,444
Targa Resources Corp.	1,915	341,828
Target Corp.	3,943	533,015
Teledyne Technologies, Inc.*	388	180,082
Teleflex, Inc.	417	74,218
Tenaris SA	10,390	194,550
Teradyne, Inc.	1,458	183,591
Tesla, Inc.*	24,150	9,752,736
Texas Instruments, Inc.	7,882	1,477,954
Texas Pacific Land Corp.	165	182,483
Textron, Inc.	1,680	128,503
Thermo Fisher Scientific, Inc.	5,127	2,667,219
TJX Cos., Inc. (The)	15,837	1,913,268
T-Mobile US, Inc.	4,201	927,287
Tractor Supply Co.	4,810	255,219
Trane Technologies plc	1,938	715,800
TransDigm Group, Inc.	490	620,967
Travelers Cos., Inc. (The)	1,992	479,853
Trimble, Inc.*	2,135	150,859
Truist Financial Corp.	11,410	494,966
Tyler Technologies, Inc.*	373	215,087
Tyson Foods, Inc., Class A	2,498	143,485
Uber Technologies, Inc.*	18,141	1,094,265
UDR, Inc. (REIT)	2,550	110,696
Ulta Beauty, Inc.*	415	180,496
Union Pacific Corp.	5,243	1,195,614
United Airlines Holdings, Inc.*	2,873	278,968
United Parcel Service, Inc., Class B	6,299	794,304
United Rentals, Inc.	557	392,373
UnitedHealth Group, Inc.	7,958	4,025,634
Universal Health Services, Inc., Class B	477	85,583

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
US Bancorp	13,639	$652,353
Valero Energy Corp.	2,693	330,135
Ventas, Inc. (REIT)	3,586	211,180
Veralto Corp.	2,065	210,320
VeriSign, Inc.*	728	150,667
Verisk Analytics, Inc.	1,245	342,910
Verizon Communications, Inc.	36,337	1,453,117
Vertex Pharmaceuticals, Inc.*	2,216	892,383
Viatris, Inc.	10,901	135,717
VICI Properties, Inc. (REIT), Class A	9,065	264,789
Visa, Inc., Class A	38,825	12,270,253
Vistra Corp.	2,911	401,340
Vulcan Materials Co.	1,117	287,326
W.R. Berkley Corp.	2,667	156,073
W.W. Grainger, Inc.	388	408,971
Walgreens Boots Alliance, Inc. (x)	6,864	64,041
Walmart, Inc.	37,535	3,391,287
Walt Disney Co. (The)	15,660	1,743,741
Warner Bros Discovery, Inc.*	19,502	206,136
Waste Management, Inc.	3,192	644,114
Waters Corp.*	521	193,281
WEC Energy Group, Inc.	2,763	259,833
Wells Fargo & Co.	28,791	2,022,280
Welltower, Inc. (REIT)	5,058	637,460
West Pharmaceutical Services, Inc.	634	207,673
Western Digital Corp.*	2,854	170,184
Westinghouse Air Brake Technologies Corp.	1,465	277,749
Weyerhaeuser Co. (REIT)	6,328	178,133
Williams Cos., Inc. (The)	10,406	563,173
Willis Towers Watson plc	849	265,941
Workday, Inc., Class A*	1,842	475,291
Wynn Resorts Ltd.	758	65,309
Xcel Energy, Inc.	4,873	329,025
Xylem, Inc.	2,090	242,482
Yum! Brands, Inc.	2,433	326,411
Zebra Technologies Corp., Class A*	448	173,027
Zimmer Biomet Holdings, Inc.	1,692	178,726
Zoetis, Inc.	6,593	1,074,198

		628,350,523

Total Common Stocks (79.6%) (Cost $594,728,299)		1,329,330,293

SHORT-TERM INVESTMENTS:
Investment Companies (4.4%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	1,743,183	1,743,183
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	71,856,067	71,884,810

Total Investment Companies		73,627,993

Total Short-Term Investments (4.4%) (Cost $73,619,976)		73,627,993

Total Investments in Securities (84.0%) (Cost $668,348,275)		1,402,958,286
Other Assets Less Liabilities (16.0%)		268,208,514

Net Assets (100%)		$1,671,166,800

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $261,619 or 0.0% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $16,797,368 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $12,749,286. This was collateralized by $11,812,812 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 1/28/25 - 8/15/54 and by cash of $1,743,183 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)**	3,407	680,411	—	(169,734)	131,250	15,113	657,040	25,469	—
Capital Markets
BlackRock, Inc.	1,258	1,237,995	41,147	(271,667)	209,520	72,593	1,289,588	27,713	—

Total		1,918,406	41,147	(441,401)	340,770	87,706	1,946,628	53,182	—

**	Not affiliated at December 31, 2024.

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,324	3/2025	EUR	66,941,226	(1,415,335)
FTSE 100 Index	412	3/2025	GBP	42,193,612	(848,079)
S&P 500 E-Mini Index	570	3/2025	USD	169,168,875	(5,585,323)
SPI 200 Index	129	3/2025	AUD	16,264,335	(255,722)
TOPIX Index	239	3/2025	JPY	42,325,686	844,721

					(7,259,738)

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	440,885	JPY	69,216,782	HSBC Bank plc	1/7/2025	771
USD	355,059	JPY	55,310,814	HSBC Bank plc	3/21/2025	357

Total unrealized appreciation						1,128

AUD	4,280,176	USD	2,731,655	HSBC Bank plc	3/21/2025	(82,135)
EUR	4,268,882	USD	4,490,539	HSBC Bank plc	3/21/2025	(53,547)
GBP	2,115,993	USD	2,683,892	HSBC Bank plc	3/21/2025	(36,424)
JPY	444,855,250	USD	2,954,638	HSBC Bank plc	3/21/2025	(101,829)
USD	342,414	JPY	53,434,364	HSBC Bank plc	3/21/2025	(255)

Total unrealized depreciation						(274,190)

Net unrealized depreciation						(273,062)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 13,968,643, BRL 21,236, CHF 1,951, DKK 1,974, EUR 62,054,903, GBP 38,692,175, HKD 13,412, ILS 2,007, INR 4,134, JPY 39,571,484, KRW 2, MXN 1, NOK 1,942, NZD 3,462, PLN 109, SEK 3,328, SGD 1,977, TRY 2 and ZAR 9.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$29,766,019	$—	$29,766,019
Austria	—	946,431	—	946,431
Belgium	—	3,119,516	—	3,119,516
Brazil	1,704,125	11,457,519	—	13,161,644
Burkina Faso	—	74,123	—	74,123
Canada	1,272,265	—	—	1,272,265
Chile	—	2,386,316	—	2,386,316
China	13,911,588	50,703,215	—	64,614,803
Denmark	—	15,583,128	—	15,583,128
Finland	—	3,983,168	—	3,983,168
France	—	54,498,061	—	54,498,061
Germany	—	48,882,098	—	48,882,098
Hong Kong	254,283	7,089,956	—	7,344,239
India	11,889,531	64,483,114	—	76,372,645
Indonesia	—	6,613,519	—	6,613,519
Ireland	2,367,833	1,112,915	—	3,480,748
Israel	3,948,649	1,854,494	—	5,803,143
Italy	—	14,004,210	—	14,004,210
Japan	—	104,127,046	—	104,127,046
Jersey	144,729	—	—	144,729
Jordan	—	107,287	—	107,287
Luxembourg	—	538,056	—	538,056
Macau	—	405,880	—	405,880
Malaysia	—	3,608,901	—	3,608,901
Mexico	11,012,680	—	—	11,012,680
Netherlands	—	21,097,005	—	21,097,005
New Zealand	—	1,258,523	—	1,258,523
Norway	—	2,237,414	—	2,237,414
Poland	—	5,007,660	—	5,007,660
Portugal	—	574,254	—	574,254
Singapore	1,245,237	5,706,381	—	6,951,618
South Africa	—	10,535,649	—	10,535,649
South Korea	—	16,744,019	—	16,744,019
Spain	—	14,168,045	—	14,168,045
Sweden	—	23,867,567	—	23,867,567
Switzerland	367,004	27,177,885	—	27,544,889
Taiwan	1,080,665	50,999,342	—	52,080,007
Thailand	—	1,607,473	—	1,607,473
United Kingdom	406,939	45,048,053	—	45,454,992
United States	593,542,345	34,808,178	—	628,350,523
Forward Currency Contracts	—	1,128	—	1,128
Futures	844,721	—	—	844,721
Short-Term Investments
Investment Companies	73,627,993	—	—	73,627,993

Total Assets	$717,620,587	$686,183,548	$—	$1,403,804,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Forward Currency Contracts	$—	$(274,190)	$—	$(274,190)
Futures	(8,104,459)	—	—	(8,104,459)

Total Liabilities	$(8,104,459)	$(274,190)	$—	$(8,378,649)

Total	$709,516,128	$685,909,358	$—	$1,395,425,486

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$1,128
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	844,721	*

Total		$845,849

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(274,190)
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	(8,104,459	)*

Total		$(8,378,649)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(590,927)	$(590,927)
Equity contracts	56,686,150	—	56,686,150

Total	$56,686,150	$(590,927)	$56,095,223

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(447,847)	$(447,847)
Equity contracts	(14,464,831)	—	(14,464,831)

Total	$(14,464,831)	$(447,847)	$(14,912,678)

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$342,340,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$50,400,000
Average settlement value sold — in USD	37,479,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$1,128	$(1,128)	$—	$—

Total	$1,128	$(1,128)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$274,190	$(1,128)	$—	$273,062

Total	$274,190	$(1,128)	$—	$273,062

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$161,885,361
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$351,418,443

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 2%)*	Net Proceeds of Sales and Redemptions (affiliated 3%)*	Net Realized Gain (Loss)
$3,907,247	$9,975,668	$6,850,853

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$780,320,019
Aggregate gross unrealized depreciation	(57,544,907)

Net unrealized appreciation	$722,775,112

Federal income tax cost of investments in securities and derivative instruments, if applicable	$672,650,374

For the year ended December 31, 2024, the Portfolio incurred approximately $47 as brokerage commissions with Bernstein Institutional Services LLC, $835 as brokerage commissions with Invesco Capital Markets, Inc. and $773 as brokerage commissions with Sanford C. Bernstein & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers(Cost $287,710)	$1,289,588
Unaffiliated Issuers (Cost $668,060,565)	1,401,668,698
Cash	99,391,735
Foreign cash (Cost $171,289,785)	154,342,751
Cash held as collateral at broker for futures	19,163,668
Dividends, interest and other receivables	3,797,131
Receivable for Portfolio shares sold	59,514
Securities lending income receivable	5,271
Unrealized appreciation on forward foreign currency contracts	1,128
Other assets	73,264

Total assets	1,679,792,748

LIABILITIES
Accrued India taxes	4,224,880
Payable for return of collateral on securities loaned	1,743,183
Investment management fees payable	910,797
Payable for Portfolio shares repurchased	486,873
Due to broker for futures variation margin	366,597
Unrealized depreciation on forward foreign currency contracts	274,190
Distribution fees payable – Class IB	262,488
Administrative fees payable	180,329
Trustees’ fees payable	1,228
Payable for securities purchased	2
Accrued expenses	175,381

Total liabilities	8,625,948

Commitments and contingent liabilities^
NET ASSETS	$1,671,166,800

Net assets were comprised of:
Paid in capital	$1,030,728,234
Total distributable earnings (loss)	640,438,566

Net assets	$1,671,166,800

Class IB
Net asset value, offering and redemption price per share, $1,214,787,287 / 75,638,927 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.06

Class K
Net asset value, offering and redemption price per share, $456,379,513 / 28,256,616 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.15

(x)	Includes value of securities on loan of $12,749,286.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($53,182 of dividend income received from affiliates) (net of $1,990,733 foreign withholding tax)	$30,585,150
Interest	6,895,055
Securities lending (net)	93,819

Total income	37,574,024

EXPENSES
Investment management fees	12,560,404
Distribution fees – Class IB (a)	3,090,706
Administrative fees	2,178,828
Custodian fees	619,700
Professional fees	265,787
Printing and mailing expenses	158,385
Trustees’ fees	57,430
Distribution fees – Class IA (a)	47,322
Miscellaneous	126,502

Gross expenses	19,105,064
Less: Waiver from investment manager	(1,232,874)

Net expenses	17,872,190

NET INVESTMENT INCOME (LOSS)	19,701,834

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($340,770 realized gain (loss) from affiliates) (net of India tax of $1,408,260 on realized gain on investments)	139,433,698
Futures contracts	56,686,150
Forward foreign currency contracts	(590,927)
Foreign currency transactions	(751,291)

Net realized gain (loss)	194,777,630

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $1,053,563 on unrealized appreciation on investments) ($87,706 of change in unrealized appreciation (depreciation) from affiliates)	18,710,536
Futures contracts	(14,464,831)
Forward foreign currency contracts	(447,847)
Foreign currency translations	(10,145,159)

Net change in unrealized appreciation (depreciation)	(6,347,301)

NET REALIZED AND UNREALIZED GAIN (LOSS)	188,430,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$208,132,163

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,701,834	$20,597,503
Net realized gain (loss)	194,777,630	105,391,142
Net change in unrealized appreciation (depreciation)	(6,347,301)	195,154,306

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	208,132,163	321,142,951

Distributions to shareholders:
Class IA	—	(1,828,919)
Class IB	(145,138,839)	(56,086,821)
Class K	(55,446,348)	(23,344,099)

Total distributions to shareholders	(200,585,187)	(81,259,839)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 16,862 and 88,201 shares, respectively ]	285,386	1,366,774
Capital shares issued in reinvestment of dividends and distributions [ 0 and 115,702 shares, respectively ]	—	1,828,919
Capital shares repurchased in connection with share class combination (Note 1) [ (2,293,726) and 0 shares, respectively ]	(40,894,524)	—
Capital shares repurchased [ (131,702) and (263,749) shares, respectively ]	(2,254,193)	(4,078,700)

Total Class IA transactions	(42,863,331)	(883,007)

Class IB
Capital shares sold [ 948,280 and 849,328 shares, respectively ]	16,568,580	13,078,929
Capital shares issued in connection with share class combination (Note 1) [ 2,302,347 and 0 shares, respectively ]	40,894,524	—
Capital shares issued in reinvestment of dividends and distributions [ 8,603,565 and 3,561,336 shares, respectively ]	145,138,839	56,086,821
Capital shares repurchased [ (9,759,851) and (8,990,910) shares, respectively ]	(169,935,263)	(137,779,108)

Total Class IB transactions	32,666,680	(68,613,358)

Class K
Capital shares sold [ 275,668 and 84,132 shares, respectively ]	4,964,598	1,301,218
Capital shares issued in reinvestment of dividends and distributions [ 3,268,340 and 1,475,019 shares, respectively ]	55,446,348	23,344,099
Capital shares repurchased [ (4,585,773) and (6,586,097) shares, respectively ]	(80,322,398)	(102,423,859)

Total Class K transactions	(19,911,452)	(77,778,542)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(30,108,103)	(147,274,907)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,561,127)	92,608,205
NET ASSETS:
Beginning of year	1,693,727,927	1,601,119,722

End of year	$1,671,166,800	$1,693,727,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021		2020
Net asset value, beginning of year	$16.07	$13.91	$18.20	$19.22		$17.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.18	0.13	0.08	(aa)	0.10
Net realized and unrealized gain (loss)	1.91	2.78	(3.97)	2.90		2.38

Total from investment operations	2.09	2.96	(3.84)	2.98		2.48

Less distributions:
Dividends from net investment income	(0.22)	(0.14)	(0.05)	(0.19)		(0.11)
Distributions from net realized gains	(1.88)	(0.66)	(0.40)	(3.81)		(1.05)

Total dividends and distributions	(2.10)	(0.80)	(0.45)	(4.00)		(1.16)

Net asset value, end of year	$16.06	$16.07	$13.91	$18.20		$19.22

Total return	12.62%	21.37%	(20.96)%	15.91%		14.22%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,214,787	$1,181,788	$1,086,961	$1,488,733		$1,418,328
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10%	1.10%	1.14	%(g)	1.10%
Before waivers (f)	1.17%	1.17%	1.16%	1.18	%(g)	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.06%	1.17%	0.85%	0.38	%(bb)	0.57%
Before waivers (f)	0.99%	1.10%	0.79%	0.35	%(bb)	0.51%
Portfolio turnover rate^	12%	12%	13%	11%		15%

	Year Ended December 31,
Class K	2024	2023	2022	2021		2020
Net asset value, beginning of year	$16.15	$13.97	$18.28	$19.29		$17.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	0.22	0.17	0.13	(aa)	0.14
Net realized and unrealized gain (loss)	1.92	2.80	(3.99)	2.91		2.42

Total from investment operations	2.15	3.02	(3.82)	3.04		2.56

Less distributions:
Dividends from net investment income	(0.27)	(0.18)	(0.09)	(0.24)		(0.16)
Distributions from net realized gains	(1.88)	(0.66)	(0.40)	(3.81)		(1.05)

Total dividends and distributions	(2.15)	(0.84)	(0.49)	(4.05)		(1.21)

Net asset value, end of year	$16.15	$16.15	$13.97	$18.28		$19.29

Total return	12.88%	21.70%	(20.78)%	16.17%		14.61%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$456,380	$473,091	$479,692	$647,493		$631,107
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.85%	0.85%	0.89	%(g)	0.85%
Before waivers (f)	0.92%	0.92%	0.91%	0.93	%(g)	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.32%	1.43%	1.10%	0.63	%(bb)	0.83%
Before waivers (f)	1.25%	1.36%	1.04%	0.60	%(bb)	0.78%
Portfolio turnover rate^	12%	12%	13%	11%		15%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06 and $0.11 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (31.6%)
iShares Core S&P 500 ETF	39,800	$23,429,464
SPDR S&P 500 ETF Trust	242,452	142,096,268
Vanguard S&P 500 ETF	43,000	23,168,830

Total Equity		188,694,562

Fixed Income (30.0%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	2,223,700	178,496,399

Total Exchange Traded Funds (61.6%) (Cost $312,929,109)		367,190,961

SHORT-TERM INVESTMENTS:
Investment Companies (43.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	10,000,000	10,000,000
Goldman Sachs Financial Square Funds - Government Fund 4.42% (7 day yield) ‡	47,478,257	47,478,257
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 4.41% (7 day yield) ‡	43,410,815	43,410,815
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 4.33% (7 day yield) ‡	45,434,067	45,434,067
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	11,644,984	11,644,984
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	76,418,987	76,449,555

Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.43% (7 day yield) (xx)	6,000,000	6,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	20,000,000	20,000,000

Total Investment Companies		261,417,678

Total Short-Term Investments (43.8%) (Cost $261,415,381)		261,417,678

Total Investments in Securities (105.4%) (Cost $574,344,490)		628,608,639
Other Assets Less Liabilities (-5.4%)		(32,366,978)

Net Assets (100%)		$596,241,661

‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $160,646,759. This was collateralized by $116,136,526 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/25 – 5/15/54 and by cash of $48,644,984 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund 4.42% (7 day yield)	47,478,257	30,649,498	16,828,759	—	—	—	47,478,257	1,947,875	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 4.41% (7 day yield)	43,410,815	26,794,345	16,616,470	—	—	—	43,410,815	1,735,241	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 4.33% (7 day yield)	45,434,067	28,721,259	16,712,808	—	—	—	45,434,067	1,861,026	—

Total		86,165,102	50,158,037	—	—	—	136,323,139	5,544,142	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,057	3/2025	EUR	53,441,749	(1,219,973)
FTSE 100 Index	349	3/2025	GBP	35,741,676	(228,631)
Russell 2000 E-Mini Index	317	3/2025	USD	35,659,330	(1,877,609)
S&P 500 E-Mini Index	50	3/2025	USD	14,839,375	(521,212)
S&P Midcap 400 E-Mini Index	166	3/2025	USD	52,235,220	(2,640,996)
TOPIX Index	214	3/2025	JPY	37,898,313	610,812

					(5,877,609)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$367,190,961	$—	$—	$367,190,961
Futures	610,812	—	—	610,812
Short-Term Investments
Investment Companies	261,417,678	—	—	261,417,678

Total Assets	$629,219,451	$—	$—	$629,219,451

Liabilities:
Futures	$(6,488,421)	$—	$—	$(6,488,421)

Total Liabilities	$(6,488,421)	$—	$—	$(6,488,421)

Total	$622,731,030	$—	$—	$622,731,030

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$610,812	*

Total		$610,812

	Liability Derivatives
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	(6,488,421	)*

Total		$(6,488,421)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$21,478,879	$21,478,879

Total	$21,478,879	$21,478,879

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(10,248,617)	$(10,248,617)

Total	$(10,248,617)	$(10,248,617)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$192,128,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$115,982,510
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$28,675,183

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,800,785
Aggregate gross unrealized depreciation	(15,315,106)

Net unrealized appreciation	$54,485,679

Federal income tax cost of investments in securities and derivative instruments, if applicable	$568,245,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $136,323,139)	$136,323,139
Unaffiliated Issuers (Cost $438,021,351)	492,285,500
Cash	500,000
Foreign cash (Cost $11,852)	11,635
Due from broker for futures variation margin	14,486,475
Receivable for Portfolio shares sold	1,924,769
Dividends, interest and other receivables	1,328,317
Securities lending income receivable	37,583
Other assets	2,203

Total assets	646,899,621

LIABILITIES
Payable for return of collateral on securities loaned	48,644,984
Payable for securities purchased	1,444,854
Investment management fees payable	325,678
Distribution fees payable – Class IB	126,650
Administrative fees payable	63,238
Payable for Portfolio shares repurchased	885
Accrued expenses	51,671

Total liabilities	50,657,960

Commitments and contingent liabilities^
NET ASSETS	$596,241,661

Net assets were comprised of:
Paid in capital	$552,245,878
Total distributable earnings (loss)	43,995,783

Net assets	$596,241,661

Class IB
Net asset value, offering and redemption price per share, $596,241,661 / 48,969,684 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.18

(x)	Includes value of securities on loan of $160,646,759.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($5,544,142 of dividend income received from affiliates)	$18,173,525
Interest	396,475
Securities lending (net)	162,877

Total income	18,732,877

EXPENSES
Investment management fees	4,040,018
Distribution fees – Class IB	1,262,507
Administrative fees	634,129
Professional fees	69,066
Printing and mailing expenses	53,270
Trustees’ fees	15,363
Custodian fees	15,100
Miscellaneous	24,332

Gross expenses	6,113,785
Less: Waiver from investment manager	(578,280)
Voluntary waiver from investment manager	(212,376)

Net expenses	5,323,129

NET INVESTMENT INCOME (LOSS)	13,409,748

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	181,140
Futures contracts	21,478,879
Foreign currency transactions	(31,453)

Net realized gain (loss)	21,628,566

Change in unrealized appreciation (depreciation) on:
Investments in securities	30,612,686
Futures contracts	(10,248,617)
Foreign currency translations	(96,956)

Net change in unrealized appreciation (depreciation)	20,267,113

NET REALIZED AND UNREALIZED GAIN (LOSS)	41,895,679

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,305,427

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,409,748	$7,877,993
Net realized gain (loss)	21,628,566	9,779,678
Net change in unrealized appreciation (depreciation)	20,267,113	33,885,684

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,305,427	51,543,355

Distributions to shareholders:
Class IB	(28,529,410)	(7,758,678)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 13,220,338 and 10,749,308 shares, respectively ]	161,649,451	115,799,043
Capital shares issued in reinvestment of dividends [ 2,286,598 and 687,895 shares, respectively ]	28,529,410	7,758,678
Capital shares repurchased [ (2,045,605) and (1,088,810) shares, respectively ]	(24,998,145)	(11,675,970)

Total Class IB transactions	165,180,716	111,881,751

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	165,180,716	111,881,751

TOTAL INCREASE (DECREASE) IN NET ASSETS	191,956,733	155,666,428
NET ASSETS:
Beginning of year	404,284,928	248,618,500

End of year	$596,241,661	$404,284,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.39		$9.88		$11.82		$11.41		$11.30

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.33		0.27		0.10		—	#	0.05
Net realized and unrealized gain (loss)	1.09		1.47		(1.92)		1.52		0.25

Total from investment operations	1.42		1.74		(1.82)		1.52		0.30

Less distributions:
Dividends from net investment income	(0.29)		(0.23)		(0.08)		(0.02)		(0.07)
Distributions from net realized gains	(0.34)		—		(0.04)		(1.09)		(0.12)

Total dividends and distributions	(0.63)		(0.23)		(0.12)		(1.11)		(0.19)

Net asset value, end of year	$12.18		$11.39		$9.88		$11.82		$11.41

Total return	12.30%		17.62%		(15.46)%		13.58%		2.79%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$596,242		$404,285		$248,619		$224,275		$139,815
Ratio of expenses to average net assets:
After waivers (f)	1.05	%(j)(i)	1.06	%(j)	1.11	%(k)	1.13	%(g)(o)	1.10	%(o)
Before waivers (f)	1.21%		1.22%		1.23%		1.23	%(g)	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.65%		2.53%		0.95%		0.02%		0.45%
Before waivers (f)(x)	2.50%		2.37%		0.83%		(0.08)%		0.29%
Portfolio turnover rate^	9%		6%		23%		13%		41%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.01%.
(i)	Includes voluntary waiver from investment manager of 0.04%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Entertainment (1.0%)
Electronic Arts, Inc.	10,844	$1,586,477

Media (0.7%)
Omnicom Group, Inc.	12,414	1,068,101

Total Communication Services		2,654,578

Consumer Discretionary (6.7%)
Hotels, Restaurants & Leisure (1.8%)
Domino’s Pizza, Inc.	1,623	681,271
Red Rock Resorts, Inc., Class A	26,026	1,203,442
Royal Caribbean Cruises Ltd.	4,052	934,756

		2,819,469

Household Durables (1.1%)
Lennar Corp., Class A	12,985	1,770,764

Specialty Retail (3.8%)
Floor & Decor Holdings, Inc., Class A*	7,511	748,847
Foot Locker, Inc.*	79,353	1,726,721
Ross Stores, Inc.	5,383	814,286
Ulta Beauty, Inc.*	3,607	1,568,792
Wayfair, Inc., Class A (x)*	25,436	1,127,324

		5,985,970

Total Consumer Discretionary		10,576,203

Consumer Staples (5.0%)
Beverages (1.6%)
Coca-Cola Europacific Partners plc	31,616	2,428,425

Consumer Staples Distribution & Retail (2.1%)
BJ’s Wholesale Club Holdings, Inc.*	21,749	1,943,273
Performance Food Group Co.*	16,627	1,405,813

		3,349,086

Food Products (0.5%)
Lamb Weston Holdings, Inc.	12,288	821,207

Personal Care Products (0.8%)
Kenvue, Inc.	58,754	1,254,398

Total Consumer Staples		7,853,116

Energy (7.3%)
Oil, Gas & Consumable Fuels (7.3%)
ConocoPhillips	22,947	2,275,654
Diamondback Energy, Inc.	14,889	2,439,265
DT Midstream, Inc.	12,324	1,225,375
Expand Energy Corp. (x)	19,406	1,931,867
Permian Resources Corp.	64,893	933,161
Phillips 66	23,836	2,715,636

Total Energy		11,520,958

Financials (18.4%)
Banks (5.5%)
Citizens Financial Group, Inc.	34,706	1,518,735
East West Bancorp, Inc.	20,200	1,934,352
Huntington Bancshares, Inc.	94,623	1,539,516
M&T Bank Corp.	10,250	1,927,103
Pinnacle Financial Partners, Inc.	15,175	1,735,868

		8,655,574

Capital Markets (2.7%)
Nasdaq, Inc.	27,276	2,108,707
Raymond James Financial, Inc.	13,645	2,119,478

		4,228,185

Financial Services (2.3%)
Fidelity National Information Services, Inc.	44,631	3,604,846

Insurance (7.9%)
Allstate Corp. (The)	14,954	2,882,982
American Financial Group, Inc.	8,561	1,172,258
Arch Capital Group Ltd.	13,461	1,243,123
Arthur J Gallagher & Co.	3,887	1,103,325
Globe Life, Inc.	8,250	920,040
Prudential Financial, Inc.	23,342	2,766,727
Unum Group	33,138	2,420,068

		12,508,523

Total Financials		28,997,128

Health Care (6.2%)
Biotechnology (0.7%)
Biogen, Inc.*	7,060	1,079,615

Health Care Equipment & Supplies (1.3%)
Cooper Cos., Inc. (The)*	22,704	2,087,179

Health Care Providers & Services (1.8%)
Cencora, Inc.	8,026	1,803,282
Humana, Inc.	4,201	1,065,836

		2,869,118

Life Sciences Tools & Services (2.4%)
Agilent Technologies, Inc.	5,664	760,902
Mettler-Toledo International, Inc.*	1,490	1,823,283
West Pharmaceutical Services, Inc.	3,504	1,147,770

		3,731,955

Total Health Care		9,767,867

Industrials (18.6%)
Aerospace & Defense (2.1%)
L3Harris Technologies, Inc.	9,187	1,931,842
Woodward, Inc.	8,407	1,399,093

		3,330,935

Commercial Services & Supplies (0.5%)
Waste Connections, Inc.	4,542	779,316

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	881	373,597

Electrical Equipment (4.9%)
AMETEK, Inc.	15,404	2,776,725
GE Vernova, Inc.	9,910	3,259,696
Rockwell Automation, Inc.	5,830	1,666,156

		7,702,577

Ground Transportation (1.0%)
Old Dominion Freight Line, Inc.	4,359	768,927
Saia, Inc.*	1,853	844,468

		1,613,395

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Machinery (4.7%)
Fortive Corp.	31,374	$2,353,050
IDEX Corp.	6,865	1,436,776
Ingersoll Rand, Inc.	16,345	1,478,569
ITT, Inc.	8,581	1,226,053
Xylem, Inc.	7,488	868,758

		7,363,206

Passenger Airlines (2.5%)
United Airlines Holdings, Inc.*	40,816	3,963,234

Trading Companies & Distributors (2.6%)
Fastenal Co.	26,049	1,873,184
United Rentals, Inc.	3,193	2,249,277

		4,122,461

Total Industrials		29,248,721

Information Technology (8.1%)
Electronic Equipment, Instruments & Components (1.1%)
Keysight Technologies, Inc.*	4,775	767,008
Zebra Technologies Corp., Class A*	2,607	1,006,876

		1,773,884

Semiconductors & Semiconductor Equipment (3.8%)
Marvell Technology, Inc.	30,082	3,322,557
Microchip Technology, Inc.	24,801	1,422,337
MKS Instruments, Inc.	11,827	1,234,621

		5,979,515

Software (1.7%)
Dynatrace, Inc.*	26,600	1,445,710
Klaviyo, Inc., Class A*	18,750	773,250
MicroStrategy, Inc., Class A (x)*	1,330	385,194

		2,604,154

Technology Hardware, Storage & Peripherals (1.5%)
Hewlett Packard Enterprise Co.	111,938	2,389,876

Total Information Technology		12,747,429

Materials (7.8%)
Chemicals (3.1%)
Ashland, Inc.	15,439	1,103,271
Celanese Corp.	7,806	540,253
RPM International, Inc.	14,138	1,739,823
Westlake Corp.	12,474	1,430,144

		4,813,491

Construction Materials (1.2%)
Martin Marietta Materials, Inc.	3,821	1,973,546

Containers & Packaging (1.9%)
Avery Dennison Corp.	7,033	1,316,085
Ball Corp.	30,087	1,658,697

		2,974,782

Metals & Mining (1.6%)
Steel Dynamics, Inc.	22,783	2,598,857

Total Materials		12,360,676

Real Estate (8.6%)
Health Care REITs (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	12,617	1,230,789
Ventas, Inc. (REIT)	13,397	788,949

		2,019,738

Residential REITs (3.2%)
American Homes 4 Rent (REIT), Class A	25,144	940,888
AvalonBay Communities, Inc. (REIT)	11,478	2,524,816
Equity LifeStyle Properties, Inc. (REIT)	22,539	1,501,097

		4,966,801

Specialized REITs (4.1%)
Digital Realty Trust, Inc. (REIT)	9,166	1,625,407
Extra Space Storage, Inc. (REIT)	11,547	1,727,431
VICI Properties, Inc. (REIT), Class A	107,023	3,126,142

		6,478,980

Total Real Estate		13,465,519

Utilities (9.9%)
Electric Utilities (3.7%)
Exelon Corp.	35,695	1,343,560
NRG Energy, Inc.	4,428	399,494
PG&E Corp.	103,778	2,094,240
PPL Corp.	37,871	1,229,293
Xcel Energy, Inc.	9,648	651,433

		5,718,020

Multi-Utilities (6.2%)
Ameren Corp.	17,868	1,592,753
CenterPoint Energy, Inc.	61,067	1,937,656
CMS Energy Corp.	28,498	1,899,392
NiSource, Inc.	67,364	2,476,300
Public Service Enterprise Group, Inc.	22,424	1,894,604

		9,800,705

Total Utilities		15,518,725

Total Investments in Securities (98.3%) (Cost $129,540,679)		154,710,920
Other Assets Less Liabilities (1.7%)		2,654,100

Net Assets (100%)		$157,365,020

*	Non-income producing.
(x)

All or a portion of security is on loan at December 31, 2024. The Portfolio had loaned securities with a total value of $1,390,019. This was collateralized by $1,446,461 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 1/31/25 – 5/15/54.

Glossary:

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,654,578	$—	$—	$2,654,578
Consumer Discretionary	10,576,203	—	—	10,576,203
Consumer Staples	7,853,116	—	—	7,853,116
Energy	11,520,958	—	—	11,520,958
Financials	28,997,128	—	—	28,997,128
Health Care	9,767,867	—	—	9,767,867
Industrials	29,248,721	—	—	29,248,721
Information Technology	12,747,429	—	—	12,747,429
Materials	12,360,676	—	—	12,360,676
Real Estate	13,465,519	—	—	13,465,519
Utilities	15,518,725	—	—	15,518,725

Total Assets	$154,710,920	$—	$—	$154,710,920

Total Liabilities	$—	$—	$—	$—

Total	$154,710,920	$—	$—	$154,710,920

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$97,262,192
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$99,579,635

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,726,129
Aggregate gross unrealized depreciation	(5,701,064)

Net unrealized appreciation	$25,025,065

Federal income tax cost of investments in securities and derivative instruments, if applicable	$129,685,855

For the year ended December 31, 2024, the Portfolio incurred approximately $605 as brokerage commissions with BTIG LLC, $1,338 as brokerage commissions with Liquidnet Inc. and $650 as brokerage commissions with Sanford C. Bernstein & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $129,540,679)	$154,710,920
Cash	2,619,502
Dividends, interest and other receivables	209,809
Receivable for Portfolio shares sold	54,665
Securities lending income receivable	299
Other assets	855

Total assets	157,596,050

LIABILITIES
Investment management fees payable	91,899
Payable for Portfolio shares repurchased	39,476
Distribution fees payable – Class IB	34,324
Administrative fees payable	12,485
Accrued expenses	52,846

Total liabilities	231,030

Commitments and contingent liabilities^
NET ASSETS	$157,365,020

Net assets were comprised of:
Paid in capital	$129,868,798
Total distributable earnings (loss)	27,496,222

Net assets	$157,365,020

Class IB
Net asset value, offering and redemption price per share, $157,365,020 / 7,234,278 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.75

(x)	Includes value of securities on loan of $1,390,019.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $334 foreign withholding tax)	$2,681,559
Interest	144,170
Securities lending (net)	12,242

Total income	2,837,971

EXPENSES
Investment management fees	1,193,424
Distribution fees – Class IB	387,474
Administrative fees	142,163
Professional fees	59,743
Printing and mailing expenses	25,339
Custodian fees	21,000
Trustees’ fees	5,012
Miscellaneous	4,185

Gross expenses	1,838,340
Less: Waiver from investment manager	(148,848)

Net expenses	1,689,492

NET INVESTMENT INCOME (LOSS)	1,148,479

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	10,519,007

Net change in unrealized appreciation (depreciation) on investments in securities	5,827,157

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,346,164

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,494,643

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,148,479	$1,034,720
Net realized gain (loss)	10,519,007	4,928,367
Net change in unrealized appreciation (depreciation)	5,827,157	8,703,283

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,494,643	14,666,370

Distributions to shareholders:
Class IB	(8,457,389)	(6,179,263)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,019,032 and 771,960 shares, respectively ]	21,979,428	15,121,101
Capital shares issued in reinvestment of dividends and distributions [ 374,227 and 302,403 shares, respectively ]	8,457,389	6,179,263
Capital shares repurchased [ (1,174,392) and (974,163) shares, respectively ]	(25,903,201)	(19,160,461)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,533,616	2,139,903

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,570,870	10,627,010
NET ASSETS:
Beginning of year	143,794,150	133,167,140

End of year	$157,365,020	$143,794,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$20.50		$19.26		$24.23		$20.69		$19.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.15		0.12		0.05	(1)	0.09
Net realized and unrealized gain (loss)	2.33		2.01		(2.67)		6.18		1.52

Total from investment operations	2.49		2.16		(2.55)		6.23		1.61

Less distributions:
Dividends from net investment income	(0.18)		(0.15)		(0.13)		(0.06)		(0.09)
Distributions from net realized gains	(1.06)		(0.77)		(2.29)		(2.63)		(0.12)
Return of capital	—		—		—		—		(0.02)

Total dividends and distributions	(1.24)		(0.92)		(2.42)		(2.69)		(0.23)

Net asset value, end of year	$21.75		$20.50		$19.26		$24.23		$20.69

Total return	11.89%		11.22%		(10.60)%		30.49%		8.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$157,365		$143,794		$133,167		$152,024		$110,727
Ratio of expenses to average net assets:
After waivers (f)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)
Before waivers (f)	1.19%		1.20%		1.18%		1.19%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.74%		0.77%		0.57%		0.22	%(aa)	0.49%
Before waivers (f)	0.64%		0.66%		0.48%		0.13	%(aa)	0.36%
Portfolio turnover rate^	64%		62%		72%		65%		97%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.03 for Class IB.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 0.09% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	34,476	$785,018
Verizon Communications, Inc.	20,240	809,398

		1,594,416

Entertainment (0.4%)
Electronic Arts, Inc.	1,156	169,123
Live Nation Entertainment, Inc.*	753	97,513
Netflix, Inc.*	2,063	1,838,793
Take-Two Interactive Software, Inc.*	784	144,319
Walt Disney Co. (The)	8,720	970,972
Warner Bros Discovery, Inc.*	10,728	113,395

		3,334,115

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A	28,171	5,332,770
Alphabet, Inc., Class C	23,094	4,398,021
Match Group, Inc.*	1,240	40,560
Meta Platforms, Inc., Class A	10,505	6,150,783

		15,922,134

Media (0.1%)
Charter Communications, Inc., Class A*	467	160,074
Comcast Corp., Class A	18,574	697,082
Fox Corp., Class A	1,080	52,467
Fox Corp., Class B	634	28,999
Interpublic Group of Cos., Inc. (The)	1,806	50,604
News Corp., Class A	1,819	50,095
News Corp., Class B (x)	540	16,432
Omnicom Group, Inc.	941	80,964
Paramount Global, Class B	2,859	29,905

		1,166,622

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	2,356	520,040

Total Communication Services		22,537,327

Consumer Discretionary (3.4%)
Automobile Components (0.0%)†
Aptiv plc*	1,278	77,293
BorgWarner, Inc.	1,095	34,810

		112,103

Automobiles (0.7%)
Ford Motor Co.	18,773	185,853
General Motors Co.	5,404	287,871
Tesla, Inc.*	13,341	5,387,629

		5,861,353

Broadline Retail (1.3%)
Amazon.com, Inc.*	44,913	9,853,463
eBay, Inc.	2,351	145,644

		9,999,107

Distributors (0.0%)†
Genuine Parts Co.	670	78,229
LKQ Corp.	1,266	46,526
Pool Corp.	184	62,733

		187,488

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	2,116	278,064
Booking Holdings, Inc.	161	799,916
Caesars Entertainment, Inc.*	1,040	34,757
Carnival Corp.*	4,857	121,036
Chipotle Mexican Grill, Inc.*	6,585	397,075
Darden Restaurants, Inc.	570	106,413
Domino’s Pizza, Inc.	168	70,520
Expedia Group, Inc.*	599	111,612
Hilton Worldwide Holdings, Inc.	1,185	292,885
Las Vegas Sands Corp.	1,700	87,312
Marriott International, Inc., Class A	1,123	313,250
McDonald’s Corp.	3,449	999,831
MGM Resorts International*	1,110	38,461
Norwegian Cruise Line Holdings Ltd.*	2,114	54,393
Royal Caribbean Cruises Ltd.	1,139	262,756
Starbucks Corp.	5,449	497,221
Wynn Resorts Ltd.	450	38,772
Yum! Brands, Inc.	1,352	181,384

		4,685,658

Household Durables (0.1%)
DR Horton, Inc.	1,411	197,286
Garmin Ltd.	739	152,426
Lennar Corp., Class A	1,162	158,462
Mohawk Industries, Inc.*	252	30,021
NVR, Inc.*	15	122,684
PulteGroup, Inc.	998	108,682

		769,561

Leisure Products (0.0%)†
Hasbro, Inc.	630	35,223

Specialty Retail (0.6%)
AutoZone, Inc.*	82	262,564
Best Buy Co., Inc.	944	80,995
CarMax, Inc.*	750	61,320
Home Depot, Inc. (The)	4,768	1,854,704
Lowe’s Cos., Inc.	2,740	676,232
O’Reilly Automotive, Inc.*	279	330,838
Ross Stores, Inc.	1,604	242,637
TJX Cos., Inc. (The)	5,434	656,482
Tractor Supply Co.	2,595	137,691
Ulta Beauty, Inc.*	229	99,599

		4,403,062

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	733	148,865
Lululemon Athletica, Inc.*	553	211,473
NIKE, Inc., Class B	5,777	437,146
Ralph Lauren Corp.	193	44,579
Tapestry, Inc.	1,107	72,320

		914,383

Total Consumer Discretionary		26,967,938

Consumer Staples (1.7%)
Beverages (0.4%)
Brown-Forman Corp., Class B (x)	881	33,460
Coca-Cola Co. (The)	18,650	1,161,149
Constellation Brands, Inc., Class A	753	166,413
Keurig Dr Pepper, Inc.	5,413	173,866

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B	845	$48,436
Monster Beverage Corp.*	3,391	178,231
PepsiCo, Inc.	6,604	1,004,204

		2,765,759

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	2,132	1,953,488
Dollar General Corp.	1,057	80,142
Dollar Tree, Inc.*	971	72,767
Kroger Co. (The)	3,193	195,252
Sysco Corp.	2,364	180,751
Target Corp.	2,224	300,640
Walgreens Boots Alliance, Inc. (x)	3,445	32,142
Walmart, Inc.	20,884	1,886,869

		4,702,051

Food Products (0.2%)
Archer-Daniels-Midland Co.	2,299	116,145
Bunge Global SA	681	52,955
Campbell’s Co. (The)	947	39,660
Conagra Brands, Inc.	2,303	63,908
General Mills, Inc.	2,676	170,649
Hershey Co. (The)	710	120,238
Hormel Foods Corp.	1,397	43,824
J M Smucker Co. (The)	512	56,381
Kellanova	1,290	104,451
Kraft Heinz Co. (The)	4,244	130,333
Lamb Weston Holdings, Inc.	691	46,180
McCormick & Co., Inc. (Non-Voting)	1,212	92,403
Mondelez International, Inc., Class A	6,423	383,646
Tyson Foods, Inc., Class A	1,374	78,923

		1,499,696

Household Products (0.3%)
Church & Dwight Co., Inc.	1,177	123,244
Clorox Co. (The)	596	96,796
Colgate-Palmolive Co.	3,929	357,186
Kimberly-Clark Corp.	1,619	212,154
Procter & Gamble Co. (The)	11,319	1,897,630

		2,687,010

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,120	83,977
Kenvue, Inc.	9,208	196,591

		280,568

Tobacco (0.2%)
Altria Group, Inc.	8,204	428,987
Philip Morris International, Inc.	7,476	899,737

		1,328,724

Total Consumer Staples		13,263,808

Energy (1.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	4,777	195,952
Halliburton Co.	4,245	115,422
Schlumberger NV	6,828	261,785

		573,159

Oil, Gas & Consumable Fuels (0.9%)
APA Corp.	1,779	41,077
Chevron Corp.	8,178	1,184,502
ConocoPhillips	6,269	621,697
Coterra Energy, Inc.	3,555	90,795
Devon Energy Corp.	3,011	98,550
Diamondback Energy, Inc.	901	147,611
EOG Resources, Inc.	2,734	335,134
EQT Corp.	2,856	131,690
Exxon Mobil Corp.	21,362	2,297,910
Hess Corp.	1,329	176,770
Kinder Morgan, Inc.	9,284	254,382
Marathon Petroleum Corp.	1,609	224,456
Occidental Petroleum Corp.	3,237	159,940
ONEOK, Inc.	2,808	281,923
Phillips 66	2,013	229,341
Targa Resources Corp.	1,053	187,960
Texas Pacific Land Corp.	91	100,642
Valero Energy Corp.	1,540	188,789
Williams Cos., Inc. (The)	5,861	317,197

		7,070,366

Total Energy		7,643,525

Financials (4.0%)
Banks (1.0%)
Bank of America Corp.	32,459	1,426,573
Citigroup, Inc.	9,173	645,687
Citizens Financial Group, Inc.	2,155	94,303
Fifth Third Bancorp	3,254	137,579
Huntington Bancshares, Inc.	6,984	113,630
JPMorgan Chase & Co.	13,680	3,279,233
KeyCorp	4,463	76,496
M&T Bank Corp.	803	150,972
PNC Financial Services Group, Inc. (The)	1,911	368,536
Regions Financial Corp.	4,400	103,488
Truist Financial Corp.	6,439	279,324
US Bancorp	7,503	358,868
Wells Fargo & Co.	16,366	1,149,548

		8,184,237

Capital Markets (0.9%)
Ameriprise Financial, Inc.	472	251,307
Bank of New York Mellon Corp. (The)	3,548	272,593
Blackrock, Inc.	669	685,799
Blackstone, Inc.	3,462	596,918
Cboe Global Markets, Inc.	503	98,286
Charles Schwab Corp. (The)	7,183	531,614
CME Group, Inc.	1,731	401,990
FactSet Research Systems, Inc.	183	87,891
Franklin Resources, Inc.	1,484	30,110
Intercontinental Exchange, Inc.	2,761	411,417
Invesco Ltd.	2,164	37,827
KKR & Co., Inc.	3,243	479,672
MarketAxess Holdings, Inc.	182	41,139
Moody’s Corp.	753	356,448
Morgan Stanley	5,990	753,063
MSCI, Inc.	378	226,804
Nasdaq, Inc.	1,990	153,847
Northern Trust Corp.	970	99,425
Raymond James Financial, Inc.	891	138,399
S&P Global, Inc.	1,540	766,966
State Street Corp.	1,436	140,943

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
T. Rowe Price Group, Inc.	1,070	$121,006

		6,683,464

Consumer Finance (0.2%)
American Express Co.	2,700	801,333
Capital One Financial Corp.	1,836	327,395
Discover Financial Services	1,207	209,089
Synchrony Financial	1,900	123,500

		1,461,317

Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	8,808	3,992,490
Corpay, Inc.*	334	113,032
Fidelity National Information Services, Inc.	2,623	211,860
Fiserv, Inc.*	2,768	568,603
Global Payments, Inc.	1,223	137,050
Jack Henry & Associates, Inc.	351	61,530
Mastercard, Inc., Class A	3,967	2,088,903
PayPal Holdings, Inc.*	4,916	419,581
Visa, Inc., Class A	8,032	2,538,433

		10,131,482

Insurance (0.6%)
Aflac, Inc.	2,423	250,635
Allstate Corp. (The)	1,270	244,843
American International Group, Inc.	3,096	225,389
Aon plc, Class A	1,045	375,322
Arch Capital Group Ltd.	1,801	166,322
Arthur J Gallagher & Co.	1,053	298,894
Assurant, Inc.	249	53,092
Brown & Brown, Inc.	1,138	116,099
Chubb Ltd.	1,806	498,998
Cincinnati Financial Corp.	751	107,919
Erie Indemnity Co., Class A	120	49,468
Everest Group Ltd.	208	75,392
Globe Life, Inc.	432	48,177
Hartford Financial Services Group, Inc. (The)	1,409	154,145
Loews Corp.	876	74,188
Marsh & McLennan Cos., Inc.	2,364	502,137
MetLife, Inc.	2,829	231,638
Principal Financial Group, Inc.	1,024	79,268
Progressive Corp. (The)	2,816	674,742
Prudential Financial, Inc.	1,717	203,516
Travelers Cos., Inc. (The)	1,096	264,015
W.R. Berkley Corp.	1,446	84,620
Willis Towers Watson plc	488	152,861

		4,931,680

Total Financials		31,392,180

Health Care (3.1%)
Biotechnology (0.5%)
AbbVie, Inc.	8,493	1,509,206
Amgen, Inc.	2,584	673,494
Biogen, Inc.*	700	107,044
Gilead Sciences, Inc.	5,986	552,927
Incyte Corp.*	769	53,115
Moderna, Inc.*	1,626	67,609
Regeneron Pharmaceuticals, Inc.*	510	363,288
Vertex Pharmaceuticals, Inc.*	1,241	499,750

		3,826,433

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	8,366	946,278
Align Technology, Inc.*	338	70,476
Baxter International, Inc.	2,453	71,530
Becton Dickinson & Co.	1,390	315,349
Boston Scientific Corp.*	7,081	632,475
Cooper Cos., Inc. (The)*	957	87,977
Dexcom, Inc.*	1,927	149,863
Edwards Lifesciences Corp.*	2,896	214,391
GE HealthCare Technologies, Inc.	2,197	171,761
Hologic, Inc.*	1,117	80,525
IDEXX Laboratories, Inc.*	396	163,722
Insulet Corp.*	337	87,981
Intuitive Surgical, Inc.*	1,705	889,942
Medtronic plc	6,167	492,620
ResMed, Inc.	706	161,455
Solventum Corp.*	664	43,864
STERIS plc	474	97,435
Stryker Corp.	1,648	593,362
Teleflex, Inc.	227	40,402
Zimmer Biomet Holdings, Inc.	979	103,412

		5,414,820

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	1,172	138,612
Cencora, Inc.	839	188,507
Centene Corp.*	2,529	153,207
Cigna Group (The)	1,344	371,132
CVS Health Corp.	6,049	271,540
DaVita, Inc.*	222	33,200
Elevance Health, Inc.	1,115	411,324
HCA Healthcare, Inc.	893	268,034
Henry Schein, Inc.*	609	42,143
Humana, Inc.	579	146,898
Labcorp Holdings, Inc.	404	92,645
McKesson Corp.	624	355,624
Molina Healthcare, Inc.*	282	82,076
Quest Diagnostics, Inc.	535	80,710
UnitedHealth Group, Inc.	4,440	2,246,018
Universal Health Services, Inc., Class B	286	51,314

		4,932,984

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,403	188,479
Bio-Techne Corp.	758	54,599
Charles River Laboratories International, Inc.*	248	45,781
Danaher Corp.	3,091	709,539
IQVIA Holdings, Inc.*	833	163,693
Mettler-Toledo International, Inc.*	102	124,815
Revvity, Inc.	593	66,185
Thermo Fisher Scientific, Inc.	1,837	955,663
Waters Corp.*	285	105,729
West Pharmaceutical Services, Inc.	349	114,318

		2,528,801

Pharmaceuticals (1.0%)
Bristol-Myers Squibb Co.	9,748	551,347
Eli Lilly and Co.	3,793	2,928,196
Johnson & Johnson	11,574	1,673,832
Merck & Co., Inc.	12,188	1,212,462

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Pfizer, Inc.	27,246	$722,836
Viatris, Inc.	5,739	71,451
Zoetis, Inc.	2,178	354,861

		7,514,985

Total Health Care		24,218,023

Industrials (2.5%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	345	205,040
Boeing Co. (The)*	3,513	621,801
General Dynamics Corp.	1,240	326,728
General Electric Co.	5,214	869,643
Howmet Aerospace, Inc.	1,962	214,584
Huntington Ingalls Industries, Inc.	189	35,715
L3Harris Technologies, Inc.	912	191,775
Lockheed Martin Corp.	1,020	495,659
Northrop Grumman Corp.	661	310,201
RTX Corp.	6,396	740,145
Textron, Inc.	901	68,917
TransDigm Group, Inc.	270	342,166

		4,422,374

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	564	58,272
Expeditors International of Washington, Inc.	679	75,213
FedEx Corp.	1,084	304,962
United Parcel Service, Inc., Class B	3,522	444,124

		882,571

Building Products (0.1%)
A.O. Smith Corp.	577	39,357
Allegion plc	419	54,755
Builders FirstSource, Inc.*	560	80,041
Carrier Global Corp.	4,037	275,565
Johnson Controls International plc	3,212	253,523
Masco Corp.	1,049	76,126
Trane Technologies plc	1,085	400,745

		1,180,112

Commercial Services & Supplies (0.2%)
Cintas Corp.	1,647	300,907
Copart, Inc.*	4,210	241,612
Republic Services, Inc.	982	197,559
Rollins, Inc.	1,351	62,619
Veralto Corp.	1,188	120,998
Waste Management, Inc.	1,756	354,343

		1,278,038

Construction & Engineering (0.0%)†
Quanta Services, Inc.	708	223,763

Electrical Equipment (0.2%)
AMETEK, Inc.	1,113	200,629
Eaton Corp. plc	1,914	635,199
Emerson Electric Co.	2,754	341,303
GE Vernova, Inc.	1,321	434,517
Generac Holdings, Inc.*	289	44,810
Hubbell, Inc., Class B	258	108,074
Rockwell Automation, Inc.	546	156,041

		1,920,573

Ground Transportation (0.3%)
CSX Corp.	9,322	300,821
JB Hunt Transport Services, Inc.	387	66,045
Norfolk Southern Corp.	1,087	255,119
Old Dominion Freight Line, Inc.	907	159,995
Uber Technologies, Inc.*	10,102	609,353
Union Pacific Corp.	2,929	667,929

		2,059,262

Industrial Conglomerates (0.1%)
3M Co.	2,641	340,927
Honeywell International, Inc.	3,131	707,261

		1,048,188

Machinery (0.5%)
Caterpillar, Inc.	2,331	845,594
Cummins, Inc.	659	229,727
Deere & Co.	1,232	521,998
Dover Corp.	661	124,004
Fortive Corp.	1,684	126,300
IDEX Corp.	364	76,182
Illinois Tool Works, Inc.	1,299	329,374
Ingersoll Rand, Inc.	1,940	175,492
Nordson Corp.	262	54,821
Otis Worldwide Corp.	1,926	178,367
PACCAR, Inc.	2,521	262,234
Parker-Hannifin Corp.	618	393,067
Pentair plc	796	80,109
Snap-on, Inc.	253	85,889
Stanley Black & Decker, Inc.	740	59,415
Westinghouse Air Brake Technologies Corp.	842	159,635
Xylem, Inc.	1,168	135,511

		3,837,719

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	3,083	186,522
Southwest Airlines Co.	2,881	96,859
United Airlines Holdings, Inc.*	1,581	153,515

		436,896

Professional Services (0.2%)
Amentum Holdings, Inc.*	602	12,660
Automatic Data Processing, Inc.	1,961	574,044
Broadridge Financial Solutions, Inc.	561	126,836
Dayforce, Inc.*	760	55,206
Equifax, Inc.	595	151,636
Jacobs Solutions, Inc.	602	80,439
Leidos Holdings, Inc.	648	93,351
Paychex, Inc.	1,541	216,079
Paycom Software, Inc.	234	47,963
Verisk Analytics, Inc.	685	188,670

		1,546,884

Trading Companies & Distributors (0.1%)
Fastenal Co.	2,753	197,968
United Rentals, Inc.	320	225,421
W.W. Grainger, Inc.	214	225,567

		648,956

Total Industrials		19,485,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Information Technology (9.8%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	4,956	$547,787
Cisco Systems, Inc.	19,371	1,146,763
F5, Inc.*	280	70,412
Juniper Networks, Inc.	1,583	59,283
Motorola Solutions, Inc.	802	370,708

		2,194,953

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	5,790	402,115
CDW Corp.	642	111,734
Corning, Inc.	3,703	175,967
Jabil, Inc.	545	78,425
Keysight Technologies, Inc.*	839	134,769
TE Connectivity plc	1,461	208,879
Teledyne Technologies, Inc.*	225	104,429
Trimble, Inc.*	1,174	82,955
Zebra Technologies Corp., Class A*	248	95,783

		1,395,056

IT Services (0.3%)
Accenture plc, Class A	3,012	1,059,591
Akamai Technologies, Inc.*	729	69,729
Cognizant Technology Solutions Corp., Class A	2,383	183,253
EPAM Systems, Inc.*	274	64,067
Gartner, Inc.*	371	179,738
GoDaddy, Inc., Class A*	678	133,817
International Business Machines Corp.	4,429	973,627
VeriSign, Inc.*	404	83,612

		2,747,434

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	7,782	939,988
Analog Devices, Inc.	2,386	506,930
Applied Materials, Inc.	3,981	647,430
Broadcom, Inc.	22,381	5,188,811
Enphase Energy, Inc.*	651	44,711
First Solar, Inc.*	515	90,764
Intel Corp.	20,516	411,346
KLA Corp.	646	407,057
Lam Research Corp.	6,269	452,810
Microchip Technology, Inc.	2,580	147,963
Micron Technology, Inc.	5,331	448,657
Monolithic Power Systems, Inc.	234	138,458
NVIDIA Corp.	118,281	15,883,955
NXP Semiconductors NV	1,225	254,616
ON Semiconductor Corp.*	2,060	129,883
Qorvo, Inc.*	456	31,888
QUALCOMM, Inc.	5,356	822,789
Skyworks Solutions, Inc.	768	68,106
Teradyne, Inc.	785	98,847
Texas Instruments, Inc.	4,390	823,169

		27,538,178

Software (3.1%)
Adobe, Inc.*	2,132	948,058
ANSYS, Inc.*	420	141,679
Autodesk, Inc.*	1,036	306,211
Cadence Design Systems, Inc.*	1,317	395,706
Crowdstrike Holdings, Inc., Class A*	1,110	379,798
Fair Isaac Corp.*	118	234,930
Fortinet, Inc.*	3,053	288,447
Gen Digital, Inc.	2,604	71,298
Intuit, Inc.	1,344	844,704
Microsoft Corp.	35,739	15,063,988
Oracle Corp.	7,685	1,280,628
Palantir Technologies, Inc., Class A*	9,683	732,325
Palo Alto Networks, Inc.*	3,114	566,623
PTC, Inc.*	578	106,277
Roper Technologies, Inc.	515	267,723
Salesforce, Inc.	4,659	1,557,643
ServiceNow, Inc.*	990	1,049,519
Synopsys, Inc.*	737	357,710
Tyler Technologies, Inc.*	205	118,211

		24,711,478

Technology Hardware, Storage & Peripherals (2.4%)
Apple, Inc.	73,104	18,306,704
Dell Technologies, Inc., Class C	1,383	159,377
Hewlett Packard Enterprise Co.	6,249	133,416
HP, Inc.	4,705	153,524
NetApp, Inc.	988	114,687
Seagate Technology Holdings plc	1,010	87,173
Super Micro Computer, Inc. (x)*	2,421	73,792
Western Digital Corp.*	1,570	93,619

		19,122,292

Total Information Technology		77,709,391

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	1,069	310,053
Albemarle Corp. (x)	565	48,635
Celanese Corp.	525	36,335
CF Industries Holdings, Inc.	867	73,972
Corteva, Inc.	3,328	189,563
Dow, Inc.	3,370	135,238
DuPont de Nemours, Inc.	2,007	153,034
Eastman Chemical Co.	562	51,322
Ecolab, Inc.	1,218	285,402
FMC Corp.	600	29,166
International Flavors & Fragrances, Inc.	1,229	103,912
Linde plc	2,311	967,546
LyondellBasell Industries NV, Class A	1,250	92,837
Mosaic Co. (The)	1,532	37,657
PPG Industries, Inc.	1,122	134,023
Sherwin-Williams Co. (The)	1,116	379,362

		3,028,057

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	294	151,851
Vulcan Materials Co.	635	163,341

		315,192

Containers & Packaging (0.1%)
Amcor plc	6,949	65,390
Avery Dennison Corp.	387	72,419
Ball Corp.	1,460	80,490
International Paper Co.	1,670	89,879
Packaging Corp. of America	429	96,581

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Smurfit WestRock plc	2,372	$127,756

		532,515

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	6,909	263,095
Newmont Corp.	5,517	205,343
Nucor Corp.	1,141	133,166
Steel Dynamics, Inc.	690	78,708

		680,312

Total Materials		4,556,076

Real Estate (0.6%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	749	73,065
Healthpeak Properties, Inc. (REIT)	3,384	68,594
Ventas, Inc. (REIT)	1,987	117,014
Welltower, Inc. (REIT)	2,782	350,616

		609,289

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,377	59,165

Industrial REITs (0.0%)†
Prologis, Inc. (REIT)	4,452	470,576

Office REITs (0.0%)†
BXP, Inc. (REIT)	699	51,978

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,448	190,108
CoStar Group, Inc.*	1,970	141,032

		331,140

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	683	150,239
Camden Property Trust (REIT)	513	59,529
Equity Residential (REIT)	1,640	117,686
Essex Property Trust, Inc. (REIT)	309	88,201
Invitation Homes, Inc. (REIT)	2,739	87,566
Mid-America Apartment Communities, Inc. (REIT)	562	86,868
UDR, Inc. (REIT)	1,443	62,641

		652,730

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	362	40,526
Kimco Realty Corp. (REIT)	3,241	75,937
Realty Income Corp. (REIT)	4,187	223,628
Regency Centers Corp. (REIT)	785	58,035
Simon Property Group, Inc. (REIT)	1,474	253,837

		651,963

Specialized REITs (0.3%)
American Tower Corp. (REIT)	2,246	411,939
Crown Castle, Inc. (REIT)	2,089	189,598
Digital Realty Trust, Inc. (REIT)	1,480	262,448
Equinix, Inc. (REIT)	457	430,901
Extra Space Storage, Inc. (REIT)	1,019	152,442
Iron Mountain, Inc. (REIT)	1,410	148,205
Public Storage (REIT)	757	226,676
SBA Communications Corp. (REIT)	517	105,365
VICI Properties, Inc. (REIT), Class A	5,035	147,072
Weyerhaeuser Co. (REIT)	3,497	98,441

		2,173,087

Total Real Estate		4,999,928

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,233	72,920
American Electric Power Co., Inc.	2,559	236,017
Constellation Energy Corp.	1,503	336,236
Duke Energy Corp.	3,712	399,931
Edison International	1,857	148,263
Entergy Corp.	2,056	155,886
Evergy, Inc.	1,106	68,074
Eversource Energy	1,718	98,665
Exelon Corp.	4,808	180,973
FirstEnergy Corp.	2,465	98,058
NextEra Energy, Inc.	9,879	708,225
NRG Energy, Inc.	992	89,498
PG&E Corp.	10,277	207,390
Pinnacle West Capital Corp.	546	46,284
PPL Corp.	3,547	115,136
Southern Co. (The)	5,257	432,756
Xcel Energy, Inc.	2,681	181,021

		3,575,333

Gas Utilities (0.0%)†
Atmos Energy Corp.	746	103,895

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	3,418	43,990
Vistra Corp.	1,652	227,761

		271,751

Multi-Utilities (0.2%)
Ameren Corp.	1,283	114,367
CenterPoint Energy, Inc.	3,134	99,442
CMS Energy Corp.	1,436	95,709
Consolidated Edison, Inc.	1,663	148,389
Dominion Energy, Inc.	4,034	217,271
DTE Energy Co.	995	120,146
NiSource, Inc.	2,157	79,291
Public Service Enterprise Group, Inc.	2,395	202,354
Sempra	3,044	267,020
WEC Energy Group, Inc.	1,520	142,941

		1,486,930

Water Utilities (0.0%)†
American Water Works Co., Inc.	937	116,647

Total Utilities		5,554,556

Total Common Stocks (30.2%) (Cost $112,482,249)		238,328,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (41.9%)
U.S. Treasury Notes 3.500%, 2/15/33	$354,400,000	$329,757,966

Total Long-Term Debt Securities (41.9%) (Cost $337,860,827)		329,757,966

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $280)	274	479

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (23.1%)
Goldman Sachs Financial Square Funds – Government Fund 4.42% (7 day yield)‡	39,579,751	39,579,751
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 4.41% (7 day yield)‡	38,772,801	38,772,801
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 4.33% (7 day yield)‡	38,368,126	38,368,126
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	2,989	2,989
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	65,029,026	65,055,037

Total Investment Companies		181,778,704

Total Short-Term Investments (23.1%) (Cost $181,757,596)		181,778,704

Total Investments in Securities (95.2%) (Cost $632,100,952)		749,865,237
Other Assets Less Liabilities (4.8%)		38,216,660

Net Assets (100%)		$788,081,897

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $132,635. This was collateralized by $132,768 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 1/31/25 – 5/15/54 and by cash of $2,989 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund 4.42% (7 day yield)	39,579,751	35,791,076	3,788,675	—	—	—	39,579,751	1,910,507	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 4.41% (7 day yield)	38,772,801	35,061,446	3,711,355	—	—	—	38,772,801	1,857,710	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 4.33% (7 day yield)	38,368,126	34,695,430	3,672,696	—	—	—	38,368,126	1,874,035	—

Total		105,547,952	11,172,726	—	—	—	116,720,678	5,642,252	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,195	3/2025	EUR	60,419,007	(1,395,045)
FTSE 100 Index	383	3/2025	GBP	39,223,673	(261,569)
Russell 2000 E-Mini Index	351	3/2025	USD	39,483,990	(2,101,959)
S&P Midcap 400 E-Mini Index	188	3/2025	USD	59,157,960	(3,034,449)
TOPIX Index	235	3/2025	JPY	41,617,306	670,788

					(6,122,234)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$22,537,327	$—	$—	$22,537,327
Consumer Discretionary	26,967,938	—	—	26,967,938
Consumer Staples	13,263,808	—	—	13,263,808
Energy	7,643,525	—	—	7,643,525
Financials	31,392,180	—	—	31,392,180
Health Care	24,218,023	—	—	24,218,023
Industrials	19,485,336	—	—	19,485,336
Information Technology	77,709,391	—	—	77,709,391
Materials	4,556,076	—	—	4,556,076
Real Estate	4,999,928	—	—	4,999,928
Utilities	5,554,556	—	—	5,554,556
Futures	670,788	—	—	670,788
Rights
Health Care	—	479	—	479
Short-Term Investments
Investment Companies	181,778,704	—	—	181,778,704
U.S. Treasury Obligations	—	329,757,966	—	329,757,966

Total Assets	$420,777,580	$329,758,445	$—	$750,536,025

Liabilities:
Futures	$(6,793,022)	$—	$—	$(6,793,022)

Total Liabilities	$(6,793,022)	$—	$—	$(6,793,022)

Total	$413,984,558	$329,758,445	$—	$743,743,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$670,788	*

Total		$670,788

	Liability Derivatives
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	(6,793,022	)*

Total		$(6,793,022)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$27,874,400	$27,874,400

Total	$27,874,400	$27,874,400

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(12,444,516)	$(12,444,516)

Total	$(12,444,516)	$(12,444,516)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$234,431,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,919,269
Long-term U.S. government debt securities	769,535,996

$784,455,265

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$45,947,184
Long-term U.S. government debt securities	723,079,861

$769,027,045

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,878,754
Aggregate gross unrealized depreciation	(21,936,469)

Net unrealized appreciation	$117,942,285

Federal income tax cost of investments in securities and derivative instruments, if applicable	$625,800,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers(Cost $116,720,678)	$116,720,678
Unaffiliated Issuers (Cost $515,380,274)	633,144,559
Cash	16,093,000
Foreign cash (Cost $47,528)	46,247
Due from broker for futures variation margin	15,449,615
Dividends, interest and other receivables	5,662,476
Receivable for securities sold	1,156,440
Receivable for Portfolio shares sold	940,247
Securities lending income receivable	73
Other assets	4,246

Total assets	789,217,581

LIABILITIES
Investment management fees payable	475,210
Payable for Portfolio shares repurchased	343,355
Distribution fees payable – Class IB	169,734
Administrative fees payable	84,750
Payable for return of collateral on securities loaned	2,989
Accrued expenses	59,646

Total liabilities	1,135,684

Commitments and contingent liabilities^
NET ASSETS	$788,081,897

Net assets were comprised of:
Paid in capital	$742,901,541
Total distributable earnings (loss)	45,180,356

Net assets	$788,081,897

Class IB
Net asset value, offering and redemption price per share, $788,081,897 / 71,293,333 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.05

(x)	Includes value of securities on loan of $132,635.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$14,802,432
Dividends ($5,642,252 of dividend income received from affiliates) (net of $582 foreign withholding tax)	12,926,184
Securities lending (net)	1,150

Total income	27,729,766

EXPENSES
Investment management fees	6,222,571
Distribution fees – Class IB	1,949,383
Administrative fees	979,948
Professional fees	78,505
Printing and mailing expenses	73,864
Custodian fees	53,700
Trustees’ fees	25,324
Miscellaneous	28,305

Gross expenses	9,411,600
Less: Waiver from investment manager	(541,308)
Voluntary waiver from investment manager	(215,867)

Net expenses	8,654,425

NET INVESTMENT INCOME (LOSS)	19,075,341

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	18,048,003
Futures contracts	27,874,400
Foreign currency transactions	(126,945)

Net realized gain (loss)	45,795,458

Change in unrealized appreciation (depreciation) on:
Investments in securities	17,271,201
Futures contracts	(12,444,516)
Foreign currency translations	(91,398)

Net change in unrealized appreciation (depreciation)	4,735,287

NET REALIZED AND UNREALIZED GAIN (LOSS)	50,530,745

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,606,086

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,075,341	$16,273,027
Net realized gain (loss)	45,795,458	9,205,423
Net change in unrealized appreciation (depreciation)	4,735,287	64,411,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	69,606,086	89,889,957

Distributions to shareholders:
Class IB	(19,052,341)	(16,389,073)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 7,797,375 and 8,358,659 shares, respectively ]	85,350,750	83,093,483
Capital shares issued in reinvestment of dividends [ 1,687,813 and 1,598,508 shares, respectively ]	19,052,341	16,389,073
Capital shares repurchased [ (9,614,335) and (8,619,538) shares, respectively ]	(105,960,871)	(84,719,453)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,557,780)	14,763,103

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,995,965	88,263,987
NET ASSETS:
Beginning of year	739,085,932	650,821,945

End of year	$788,081,897	$739,085,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$10.35		$9.29		$11.09		$11.15		$10.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.23		0.08		(0.02)		—	#
Net realized and unrealized gain (loss)	0.70		1.07		(1.83)		1.18		0.53

Total from investment operations	0.97		1.30		(1.75)		1.16		0.53

Less distributions:
Dividends from net investment income	(0.27)		(0.24)		(0.05)		(0.01)		(0.02)
Distributions from net realized gains	—		—		—		(1.21)		(0.16)

Total dividends and distributions	(0.27)		(0.24)		(0.05)		(1.22)		(0.18)

Net asset value, end of year	$11.05		$10.35		$9.29		$11.09		$11.15

Total return	9.35%		13.97%		(15.76)%		10.60%		4.96%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$788,082		$739,086		$650,822		$788,609		$711,804
Ratio of expenses to average net assets:
After waivers (f)	1.11	%(j)(i)	1.11	%(j)	1.16	%(k)	1.17	%(o)	1.15	%(o)
Before waivers (f)	1.21%		1.21%		1.20%		1.20%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.45%		2.37%		0.79%		(0.21)%		(0.01)%
Before waivers (f)	2.35%		2.27%		0.75%		(0.23)%		(0.07)%
Portfolio turnover rate^	139%		132%		250%		252%		97%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.03%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (98.6%)
Communication Services (7.0%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.
2.750%, 6/1/31	$160,000	$139,126
2.250%, 2/1/32	2,783,000	2,298,147
2.550%, 12/1/33	15,360,000	12,375,217
Orange SA 9.000%, 3/1/31 (e)	3,750,000	4,461,285
Sprint Capital Corp. 8.750%, 3/15/32	720,000	859,654
TELUS Corp. 3.400%, 5/13/32	2,287,000	2,016,462
Verizon Communications, Inc.
4.016%, 12/3/29	784,000	752,276
3.150%, 3/22/30	151,000	138,116
1.680%, 10/30/30	170,000	141,176
1.750%, 1/20/31 (x)	1,061,000	874,275
2.550%, 3/21/31	5,085,000	4,375,270
5.050%, 5/9/33	980,000	968,445
4.500%, 8/10/33	2,610,000	2,453,807

		31,853,256

Entertainment (0.5%)
Electronic Arts, Inc. 1.850%, 2/15/31	380,000	315,501
Tencent Music Entertainment Group 2.000%, 9/3/30	4,400,000	3,700,048
Warnermedia Holdings, Inc. 4.279%, 3/15/32	4,710,000	4,153,961

		8,169,510

Interactive Media & Services (0.2%)
Baidu, Inc.
3.425%, 4/7/30	3,000,000	2,768,970
2.375%, 10/9/30	200,000	173,130
Meta Platforms, Inc. 3.850%, 8/15/32	370,000	344,543

		3,286,643

Media (2.8%)
Charter Communications Operating LLC
2.800%, 4/1/31	4,250,000	3,571,573
4.400%, 4/1/33	80,000	71,702
6.650%, 2/1/34	5,870,000	6,059,660
Comcast Corp.
1.500%, 2/15/31	14,890,000	12,126,228
4.800%, 5/15/33	4,670,000	4,527,319
4.200%, 8/15/34 (x)	2,430,000	2,222,725
Fox Corp. 6.500%, 10/13/33	3,960,000	4,170,154
Paramount Global
4.950%, 1/15/31	1,710,000	1,595,925
5.500%, 5/15/33	470,000	439,554
Time Warner Cable Enterprises LLC 8.375%, 7/15/33	7,380,000	8,321,762

		43,106,602

Wireless Telecommunication Services (1.5%)
America Movil SAB de CV 2.875%, 5/7/30	1,200,000	1,069,380
Rogers Communications, Inc. 5.300%, 2/15/34	4,200,000	4,095,466
Telefonica Europe BV 8.250%, 9/15/30	178,000	202,715
T-Mobile USA, Inc.
3.875%, 4/15/30	147,000	138,303
2.550%, 2/15/31	22,000	18,888
3.500%, 4/15/31	15,333,000	13,899,654
2.250%, 11/15/31	1,558,000	1,290,098
2.700%, 3/15/32	163,000	137,847
5.050%, 7/15/33	1,880,000	1,838,566
5.150%, 4/15/34	80,000	78,576
Vodafone Group plc 7.875%, 2/15/30	12,000	13,536

		22,783,029

Total Communication Services		109,199,040

Consumer Discretionary (3.6%)
Automobile Components (0.1%)
Aptiv Swiss Holdings Ltd. 3.250%, 3/1/32 (x)	1,978,000	1,702,964
Magna International, Inc. 5.500%, 3/21/33	630,000	636,658

		2,339,622

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	1,610,000	1,343,223
6.100%, 8/19/32	780,000	778,112
General Motors Co. 5.600%, 10/15/32	520,000	523,317
Mercedes-Benz Finance North America LLC 8.500%, 1/18/31	250,000	291,819

		2,936,471

Broadline Retail (0.5%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31 (x)	5,200,000	4,380,324
4.500%, 11/28/34	400,000	370,000
Amazon.com, Inc. 1.500%, 6/3/30	3,380,000	2,863,822

		7,614,146

Distributors (0.0%)†
LKQ Corp. 6.250%, 6/15/33	300,000	308,428

Hotels, Restaurants & Leisure (1.0%)
Booking Holdings, Inc. 4.625%, 4/13/30	800,000	791,758
Marriott International, Inc.
5.300%, 5/15/34	4,100,000	4,065,427
Series GG 3.500%, 10/15/32 (x)	2,830,000	2,494,189
Series HH 2.850%, 4/15/31	1,120,000	977,876
Series II 2.750%, 10/15/33	5,770,000	4,734,320
Starbucks Corp. 3.000%, 2/14/32	3,080,000	2,690,325

		15,753,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)

Household Durables (0.3%)
M.D.C. Holdings, Inc. 3.850%, 1/15/30	$598,000	$561,606
PulteGroup, Inc. 7.875%, 6/15/32	90,000	102,715
Whirlpool Corp. 5.750%, 3/1/34 (x)	4,280,000	4,171,222

		4,835,543

Specialty Retail (1.5%)
AutoZone, Inc.
4.750%, 8/1/32	410,000	395,931
5.200%, 8/1/33	2,150,000	2,114,170
6.550%, 11/1/33 (x)	5,410,000	5,819,160
Best Buy Co., Inc. 1.950%, 10/1/30	3,050,000	2,570,070
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	5,030,000	4,397,565
Home Depot, Inc. (The) 4.500%, 9/15/32	4,700,000	4,569,989
Lowe’s Cos., Inc.
4.500%, 4/15/30	1,060,000	1,039,088
2.625%, 4/1/31 (x)	1,440,000	1,250,254
Tractor Supply Co. 5.250%, 5/15/33 (x)	840,000	838,538

		22,994,765

Total Consumer Discretionary		56,782,870

Consumer Staples (5.3%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 6/1/30	2,046,000	1,915,448
PepsiCo, Inc. 4.450%, 2/15/33	130,000	128,642

		2,044,090

Consumer Staples Distribution & Retail (0.5%)
Costco Wholesale Corp. 1.600%, 4/20/30	290,000	248,152
Dollar General Corp. 5.450%, 7/5/33 (x)	6,840,000	6,714,652
Dollar Tree, Inc. 2.650%, 12/1/31	700,000	590,673
Sysco Corp. 5.950%, 4/1/30	410,000	425,250

		7,978,727

Food Products (1.1%)
Archer-Daniels-Midland Co. 4.500%, 8/15/33	5,630,000	5,349,322
Kellanova 2.100%, 6/1/30	1,630,000	1,415,439
Pilgrim’s Pride Corp.
4.250%, 4/15/31 (x)	570,000	526,737
3.500%, 3/1/32	1,210,000	1,046,892
6.250%, 7/1/33	380,000	385,670
6.875%, 5/15/34	3,790,000	4,050,373
Unilever Capital Corp. 4.625%, 8/12/34	4,200,000	4,041,974

		16,816,407

Household Products (0.2%)
Clorox Co. (The) 1.800%, 5/15/30	80,000	67,879
Procter & Gamble Co. (The) 4.550%, 1/29/34	2,589,000	2,518,175

		2,586,054

Personal Care Products (0.5%)
Estee Lauder Cos., Inc. (The)
2.375%, 12/1/29	1,780,000	1,585,998
1.950%, 3/15/31	2,890,000	2,399,385
4.650%, 5/15/33	4,230,000	4,036,191
Haleon US Capital LLC 3.625%, 3/24/32	500,000	452,323

		8,473,897

Tobacco (2.9%)
Altria Group, Inc.
2.450%, 2/4/32	12,250,000	10,064,806
6.875%, 11/1/33 (x)	4,090,000	4,431,199
BAT Capital Corp.
4.906%, 4/2/30	4,630,000	4,574,686
6.343%, 8/2/30	4,130,000	4,341,682
6.421%, 8/2/33	280,000	295,049
6.000%, 2/20/34	8,241,000	8,454,615
Philip Morris International, Inc.
2.100%, 5/1/30	8,000	6,906
1.750%, 11/1/30	530,000	440,761
5.750%, 11/17/32	4,210,000	4,318,254
5.375%, 2/15/33	2,770,000	2,774,545
5.625%, 9/7/33	870,000	881,625
5.250%, 2/13/34	4,230,000	4,180,049

		44,764,177

Total Consumer Staples		82,663,352

Energy (7.5%)
Energy Equipment & Services (0.1%)
Halliburton Co. 2.920%, 3/1/30	130,000	117,012
NOV, Inc. 3.600%, 12/1/29	1,690,000	1,574,647

		1,691,659

Oil, Gas & Consumable Fuels (7.4%)
Boardwalk Pipelines LP 3.600%, 9/1/32	840,000	732,838
BP Capital Markets America, Inc.
1.749%, 8/10/30	640,000	540,570
4.812%, 2/13/33	4,440,000	4,279,930
4.893%, 9/11/33	1,930,000	1,866,940
4.989%, 4/10/34	4,200,000	4,083,035
5.227%, 11/17/34	4,260,000	4,200,246
Cheniere Energy Partners LP
4.000%, 3/1/31	8,550,000	7,883,644
5.950%, 6/30/33	9,230,000	9,442,567
Devon Energy Corp. 5.200%, 9/15/34 (x)	4,390,000	4,166,475
Enbridge, Inc. 5.700%, 3/8/33	132,000	132,974
Energy Transfer LP 6.550%, 12/1/33	4,220,000	4,470,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)

EOG Resources, Inc. 4.375%, 4/15/30	$850,000	$825,899
EQT Corp.
7.000%, 2/1/30 (e)	310,000	328,465
5.750%, 2/1/34	3,740,000	3,709,840
Exxon Mobil Corp. 2.610%, 10/15/30	5,220,000	4,632,340
Hess Corp. 7.125%, 3/15/33	70,000	77,397
Kinder Morgan Energy Partners LP 7.300%, 8/15/33	2,234,000	2,483,407
Kinder Morgan, Inc.
2.000%, 2/15/31	2,580,000	2,152,522
5.400%, 2/1/34	2,506,000	2,478,046
MPLX LP 2.650%, 8/15/30	260,000	227,264
Occidental Petroleum Corp.
8.875%, 7/15/30	3,530,000	4,020,020
6.625%, 9/1/30	1,180,000	1,233,635
ONEOK, Inc.
6.350%, 1/15/31	4,240,000	4,455,922
6.100%, 11/15/32	2,780,000	2,878,290
6.050%, 9/1/33 (x)	1,060,000	1,091,273
Ovintiv, Inc. 6.250%, 7/15/33	1,670,000	1,708,492
Phillips 66 2.150%, 12/15/30	3,810,000	3,225,568
Pioneer Natural Resources Co. 1.900%, 8/15/30	70,000	59,521
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34§	4,080,000	3,968,560
Targa Resources Corp. 4.200%, 2/1/33	550,000	499,521
Targa Resources Partners LP
5.500%, 3/1/30	9,340,000	9,350,768
4.875%, 2/1/31	13,820,000	13,312,434
4.000%, 1/15/32	2,240,000	2,034,488
TotalEnergies Capital International SA 2.829%, 1/10/30	140,000	127,363
TotalEnergies Capital SA 5.150%, 4/5/34	4,200,000	4,164,612
TransCanada PipeLines Ltd. 4.100%, 4/15/30	4,650,000	4,406,240

		115,251,110

Total Energy		116,942,769

Financials (35.9%)
Banks (19.0%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)	3,800,000	4,161,700
Banco Santander SA
2.749%, 12/3/30	3,000,000	2,535,088
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)(x)	4,800,000	4,073,218

6.921%, 8/8/33	2,400,000	2,522,403
6.938%, 11/7/33	2,000,000	2,175,053
6.350%, 3/14/34	4,000,000	4,050,912
Bank of America Corp.
(SOFR + 2.15%), 2.592%, 4/29/31 (k)	17,180,000	15,113,337
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	5,280,000	4,439,278
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	930,000	799,612
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	8,231,000	6,935,389
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	130,000	111,711
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	7,170,000	6,816,449
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	4,750,000	4,656,335
Bank of Nova Scotia (The)
4.850%, 2/1/30	139,000	137,554
2.150%, 8/1/31 (x)	910,000	756,356
2.450%, 2/2/32	786,000	655,734
Barclays plc
5.088%, 6/20/30	10,800,000	10,510,406
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.746%, 8/9/33 (k)	4,400,000	4,391,942
(SOFR + 3.57%), 7.119%, 6/27/34 (k)	4,000,000	4,238,345
Canadian Imperial Bank of Commerce 3.600%, 4/7/32	151,000	135,324
Citigroup, Inc.
(SOFR + 3.91%), 4.412%, 3/31/31 (k)	4,850,000	4,650,392
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	9,500,000	8,285,457
(SOFR + 1.17%), 2.561%, 5/1/32 (k)(x)	3,010,000	2,550,578
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	4,630,000	3,863,207
5.875%, 2/22/33	2,770,000	2,812,696
(SOFR + 2.09%), 4.910%, 5/24/33 (k)	5,560,000	5,361,141
6.000%, 10/31/33 (x)	4,060,000	4,161,580
(SOFR + 2.34%), 6.270%, 11/17/33 (k)	3,390,000	3,549,482
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	4,130,000	4,208,050
Citizens Financial Group, Inc.
2.500%, 2/6/30	7,190,000	6,240,662
3.250%, 4/30/30	9,670,000	8,739,116
Discover Bank 2.700%, 2/6/30	250,000	220,451
Fifth Third Bancorp
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30 (k)	149,000	145,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)

HSBC Holdings plc
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30 (k)	$400,000	$377,032
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	14,200,000	12,462,518
(SOFR + 1.95%), 2.357%, 8/18/31 (k)	5,600,000	4,761,008
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	1,200,000	1,125,404
(SOFR + 4.25%), 8.113%, 11/3/33 (k)	2,600,000	2,921,383
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	200,000	216,943
Huntington National Bank (The) 5.650%, 1/10/30	750,000	762,299
ING Groep NV
(SOFR + 2.07%), 4.252%, 3/28/33 (k)	4,400,000	4,074,152
JPMorgan Chase & Co.
(SOFR + 1.75%), 4.565%, 6/14/30 (k)(x)	3,876,000	3,791,638
(SOFR + 2.04%), 2.522%, 4/22/31 (k)	1,610,000	1,415,323
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)(x)	5,080,000	4,216,876
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	700,000	589,861
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	240,000	207,364
(SOFR + 1.80%), 4.586%, 4/26/33 (k)(x)	5,770,000	5,521,000
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	940,000	918,412
(SOFR + 2.58%), 5.717%, 9/14/33 (k)	3,320,000	3,391,823
KeyBank NA 5.000%, 1/26/33	19,500,000	18,668,818
KeyCorp
(United States SOFR Compounded Index + 2.06%), 4.789%, 6/1/33 (k)	550,000	519,224
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33 (k)	2,000,000	2,230,049
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34 (k)	4,400,000	4,210,632
Mitsubishi UFJ Financial Group, Inc. 2.559%, 2/25/30	600,000	531,850
Mizuho Financial Group, Inc.
2.564%, 9/13/31	5,800,000	4,849,199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.172%, 5/22/32 (k)	5,260,000	4,351,617
PNC Financial Services Group, Inc. (The)
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	280,000	263,181

(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33 (k)(x)	4,540,000	4,694,571
Royal Bank of Canada
2.300%, 11/3/31	1,106,000	926,466
5.150%, 2/1/34	5,600,000	5,532,915
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.174%, 1/9/30 (k)	2,880,000	2,939,016
(SOFR + 3.28%), 7.660%, 11/9/31 (k)	4,100,000	4,466,190
Sumitomo Mitsui Financial Group, Inc.
2.750%, 1/15/30	2,200,000	1,964,980
2.130%, 7/8/30	9,073,000	7,750,991
2.142%, 9/23/30	173,000	146,033
1.710%, 1/12/31	6,000,000	4,907,688
2.222%, 9/17/31	3,200,000	2,649,892
Synovus Financial Corp.
(SOFR + 2.35%), 6.168%, 11/1/30 (k)	8,270,000	8,316,453
Toronto-Dominion Bank (The)
2.000%, 9/10/31	1,311,000	1,087,723
2.450%, 1/12/32	1,696,000	1,419,443
Truist Financial Corp.
1.950%, 6/5/30	9,010,000	7,684,147
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	540,000	510,245
US Bancorp
1.375%, 7/22/30	3,380,000	2,789,929
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	3,820,000	3,657,629
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	1,480,000	1,511,990
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	5,080,000	4,481,666
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	7,270,000	7,007,965
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	4,840,000	4,783,752
Westpac Banking Corp. 2.150%, 6/3/31	2,290,000	1,939,287

		297,551,273

Capital Markets (9.0%)
Apollo Debt Solutions BDC 6.700%, 7/29/31§	4,090,000	4,184,937
Ares Capital Corp. 3.200%, 11/15/31 (x)	9,490,000	8,134,526
Bank of New York Mellon Corp. (The)
1.800%, 7/28/31	13,790,000	11,355,224
2.500%, 1/26/32	760,000	642,709
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	40,000	37,688
BlackRock Funding, Inc. 5.000%, 3/14/34	4,256,000	4,215,274
Blackrock, Inc. 2.400%, 4/30/30 (x)	2,350,000	2,087,229
Blackstone Private Credit Fund 5.250%, 4/1/30§	4,240,000	4,115,420

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)

Blue Owl Credit Income Corp. 5.800%, 3/15/30§	$4,200,000	$4,129,990
Blue Owl Finance LLC 6.250%, 4/18/34	7,430,000	7,607,461
Brookfield Capital Finance LLC 6.087%, 6/14/33	3,230,000	3,333,468
Brookfield Finance, Inc. 6.350%, 1/5/34	3,830,000	4,029,575
Charles Schwab Corp. (The)
2.300%, 5/13/31	1,999,000	1,698,647
1.950%, 12/1/31	6,130,000	4,993,043
2.900%, 3/3/32	3,610,000	3,102,325
Deutsche Bank AG
(SOFR + 5.44%), 5.882%, 7/8/31 (k)	4,000,000	3,975,504
(SOFR + 2.26%), 3.742%, 1/7/33 (k)	4,800,000	4,059,640
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	200,000	205,592
Goldman Sachs Group, Inc. (The)
2.600%, 2/7/30	4,180,000	3,699,220
3.800%, 3/15/30	2,960,000	2,770,849
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	340,000	280,298
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	640,000	550,809
Intercontinental Exchange, Inc. 4.600%, 3/15/33	1,410,000	1,348,993
Jefferies Financial Group, Inc. 6.200%, 4/14/34	3,940,000	4,056,418
LPL Holdings, Inc. 6.000%, 5/20/34 (x)	4,210,000	4,285,418
Moody’s Corp. 4.250%, 8/8/32	4,630,000	4,383,004
Morgan Stanley
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	8,480,000	7,877,389
(SOFR + 1.03%), 1.794%, 2/13/32 (k)	4,690,000	3,828,497
(SOFR + 1.02%), 1.928%, 4/28/32 (k)	4,780,000	3,898,659
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	50,000	42,805
(SOFR + 2.08%), 4.889%, 7/20/33 (k)	8,980,000	8,673,561
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	1,620,000	1,712,325
Nomura Holdings, Inc.
2.679%, 7/16/30 (x)	983,000	856,691
2.999%, 1/22/32	10,600,000	9,024,809
6.087%, 7/12/33	400,000	413,046
Northern Trust Corp. 1.950%, 5/1/30	950,000	819,364
S&P Global, Inc.
2.500%, 12/1/29	9,000	8,071
5.250%, 9/15/33 (x)	4,970,000	5,015,450
State Street Corp.
(SOFR + 1.00%), 2.623%, 2/7/33 (k)	5,580,000	4,722,081

		140,176,009

Consumer Finance (3.6%)
AerCap Ireland Capital DAC
6.150%, 9/30/30	750,000	782,246
3.300%, 1/30/32	1,800,000	1,565,060
3.400%, 10/29/33	9,900,000	8,407,985
Ally Financial, Inc. 8.000%, 11/1/31	530,000	584,104
American Express Co.
(SOFR + 1.76%), 4.420%, 8/3/33 (k)	1,000,000	948,232
American Honda Finance Corp. 4.600%, 4/17/30	420,000	411,347
Capital One Financial Corp.
(SOFR + 2.60%), 5.247%, 7/26/30 (k)	830,000	826,331
(SOFR + 3.07%), 7.624%, 10/30/31 (k)	4,310,000	4,748,502
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	5,210,000	4,185,491
Discover Financial Services 6.700%, 11/29/32	7,300,000	7,782,926
Ford Motor Credit Co. LLC
7.350%, 3/6/30	3,800,000	4,009,304
7.200%, 6/10/30	200,000	210,780
6.125%, 3/8/34	4,200,000	4,118,100
General Motors Financial Co., Inc.
5.850%, 4/6/30	1,000,000	1,021,251
2.350%, 1/8/31 (x)	560,000	468,492
3.100%, 1/12/32	2,540,000	2,167,880
6.400%, 1/9/33	2,550,000	2,637,517
6.100%, 1/7/34	5,380,000	5,454,945
5.950%, 4/4/34	1,540,000	1,543,663
Toyota Motor Credit Corp.
2.150%, 2/13/30	60,000	52,497
3.375%, 4/1/30	40,000	37,053
1.650%, 1/10/31	180,000	148,269
4.800%, 1/5/34	4,293,000	4,177,181

		56,289,156

Financial Services (0.8%)
Global Payments, Inc.
2.900%, 5/15/30	262,000	233,183
5.400%, 8/15/32 (x)	860,000	858,616
Jackson Financial, Inc. 3.125%, 11/23/31	7,200,000	6,134,872
National Rural Utilities Cooperative Finance Corp. 1.650%, 6/15/31	269,000	217,926
Voya Financial, Inc. 5.000%, 9/20/34	4,430,000	4,192,779
Western Union Co. (The) 2.750%, 3/15/31	1,090,000	921,099

		12,558,475

Insurance (3.5%)
Alleghany Corp. 3.625%, 5/15/30	1,110,000	1,042,492
Allstate Corp. (The) 1.450%, 12/15/30	4,390,000	3,560,902
American International Group, Inc. 5.125%, 3/27/33	4,230,000	4,176,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)

Aon Corp.
2.800%, 5/15/30	$380,000	$337,619
5.350%, 2/28/33	4,020,000	3,989,593
Aon North America, Inc. 5.450%, 3/1/34	4,208,000	4,189,812
Athene Holding Ltd.
6.650%, 2/1/33	3,600,000	3,819,488
5.875%, 1/15/34	1,170,000	1,186,057
Chubb INA Holdings LLC 5.000%, 3/15/34	3,540,000	3,492,277
CNO Financial Group, Inc. 6.450%, 6/15/34 (x)	7,930,000	8,165,562
Fairfax Financial Holdings Ltd. 5.625%, 8/16/32	4,890,000	4,933,976
Lincoln National Corp.
3.050%, 1/15/30	906,000	815,532
3.400%, 1/15/31	1,168,000	1,045,937
MetLife, Inc. 4.550%, 3/23/30	1,780,000	1,754,928
Progressive Corp. (The) 4.950%, 6/15/33	2,250,000	2,221,685
Willis North America, Inc. 5.350%, 5/15/33	9,690,000	9,608,869

		54,341,328

Total Financials		560,916,241

Health Care (9.8%)
Biotechnology (0.8%)
Amgen, Inc.
2.450%, 2/21/30	1,860,000	1,643,776
2.000%, 1/15/32	5,170,000	4,180,065
3.350%, 2/22/32	690,000	613,698
5.250%, 3/2/33 (x)	5,220,000	5,179,236
Biogen, Inc. 2.250%, 5/1/30	1,050,000	904,832

		12,521,607

Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.
3.950%, 4/1/30	1,710,000	1,613,801
2.539%, 2/1/32 (x)	6,270,000	5,220,924
Becton Dickinson & Co. 4.298%, 8/22/32 (x)	440,000	413,496
Dentsply Sirona, Inc. 3.250%, 6/1/30	4,520,000	3,991,397
GE HealthCare Technologies, Inc.
5.857%, 3/15/30	400,000	413,702
5.905%, 11/22/32 (x)	2,100,000	2,182,299
Medtronic Global Holdings SCA 4.500%, 3/30/33	138,000	131,784
Smith & Nephew plc 2.032%, 10/14/30	1,910,000	1,598,501
Zimmer Biomet Holdings, Inc. 2.600%, 11/24/31 (x)	590,000	501,281

		16,067,185

Health Care Providers & Services (4.2%)
Centene Corp.
4.625%, 12/15/29	5,480,000	5,161,612
3.375%, 2/15/30	2,040,000	1,813,874
2.500%, 3/1/31	11,350,000	9,346,611
2.625%, 8/1/31	13,920,000	11,493,744

Cigna Group (The) 5.250%, 2/15/34 (x)	4,180,000	4,092,391
CVS Health Corp.
1.750%, 8/21/30	940,000	766,430
5.250%, 1/30/31 (x)	4,560,000	4,454,470
2.125%, 9/15/31	5,180,000	4,146,217
5.250%, 2/21/33	1,640,000	1,570,242
5.300%, 6/1/33	2,480,000	2,373,086
Elevance Health, Inc. 4.750%, 2/15/33 (x)	850,000	813,748
HCA, Inc.
3.500%, 9/1/30	6,470,000	5,868,659
2.375%, 7/15/31	760,000	631,940
Humana, Inc. 2.150%, 2/3/32	9,550,000	7,603,020
UnitedHealth Group, Inc. 4.500%, 4/15/33	4,710,000	4,461,013

		64,597,057

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	1,990,000	1,779,750
Thermo Fisher Scientific, Inc. 5.086%, 8/10/33	1,340,000	1,330,811

		3,110,561

Pharmaceuticals (3.6%)
Johnson & Johnson
1.300%, 9/1/30	20,900,000	17,478,996
4.900%, 6/1/31	390,000	393,120
4.950%, 5/15/33	8,070,000	8,143,868
4.375%, 12/5/33 (x)	4,950,000	4,779,731
4.950%, 6/1/34	8,340,000	8,340,317
Merck & Co., Inc.
1.450%, 6/24/30	1,590,000	1,331,488
2.150%, 12/10/31	680,000	567,001
4.500%, 5/17/33	2,270,000	2,185,433
Novartis Capital Corp. 2.200%, 8/14/30	3,187,000	2,782,177
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 5/19/30	3,490,000	3,451,100
4.750%, 5/19/33	3,490,000	3,373,861
Royalty Pharma plc 2.200%, 9/2/30	990,000	839,811
Takeda Pharmaceutical Co. Ltd. 2.050%, 3/31/30	982,000	845,248
Viatris, Inc. 2.700%, 6/22/30	2,040,000	1,769,943

		56,282,094

Total Health Care		152,578,504

Industrials (5.2%)
Aerospace & Defense (2.3%)
Boeing Co. (The)
6.125%, 2/15/33	4,260,000	4,391,391
3.600%, 5/1/34	9,990,000	8,355,526
Northrop Grumman Corp. 4.700%, 3/15/33 (x)	4,760,000	4,616,261
RTX Corp.
1.900%, 9/1/31	11,730,000	9,570,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)

2.375%, 3/15/32	$1,340,000	$1,108,145
5.150%, 2/27/33	4,010,000	3,969,006
Textron, Inc. 6.100%, 11/15/33	3,940,000	4,090,910

		36,101,335

Air Freight & Logistics (0.1%)
United Parcel Service, Inc. 4.875%, 3/3/33	1,550,000	1,529,372

Building Products (0.0%)†
Masco Corp. 2.000%, 10/1/30	350,000	293,916
Trane Technologies Financing Ltd. 5.250%, 3/3/33	133,000	133,208

		427,124

Commercial Services & Supplies (0.6%)
RELX Capital, Inc. 3.000%, 5/22/30 (x)	40,000	36,283
Republic Services, Inc.
5.000%, 12/15/33	120,000	117,666
5.000%, 4/1/34	4,240,000	4,140,047
Waste Connections, Inc. 4.200%, 1/15/33	4,890,000	4,537,053
Waste Management, Inc. 4.625%, 2/15/30	1,220,000	1,205,614

		10,036,663

Electrical Equipment (0.3%)
Regal Rexnord Corp. 6.400%, 4/15/33	4,430,000	4,559,972

Ground Transportation (0.6%)
Norfolk Southern Corp. 3.000%, 3/15/32	157,000	136,677
Ryder System, Inc. 6.600%, 12/1/33	8,290,000	8,944,460
Union Pacific Corp.
2.400%, 2/5/30	156,000	138,304
2.800%, 2/14/32	756,000	655,545

		9,874,986

Machinery (0.1%)
Flowserve Corp. 2.800%, 1/15/32 (x)	880,000	739,453

Professional Services (0.4%)
Broadridge Financial Solutions, Inc. 2.600%, 5/1/31	60,000	51,163
Concentrix Corp. 6.850%, 8/2/33	1,040,000	1,047,094
Equifax, Inc. 2.350%, 9/15/31 (x)	700,000	584,919
Jacobs Engineering Group, Inc. 5.900%, 3/1/33	4,080,000	4,127,415
Verisk Analytics, Inc. 5.750%, 4/1/33	90,000	92,285

		5,902,876

Trading Companies & Distributors (0.8%)
Air Lease Corp.
3.000%, 2/1/30	1,580,000	1,424,066

3.125%, 12/1/30	570,000	504,422
2.875%, 1/15/32	6,290,000	5,352,118
GATX Corp.
4.000%, 6/30/30	500,000	472,395
6.050%, 3/15/34	4,127,000	4,284,169

		12,037,170

Total Industrials		81,208,951

Information Technology (8.0%)
Communications Equipment (0.4%)
Cisco Systems, Inc. 5.050%, 2/26/34	4,132,000	4,112,290
Juniper Networks, Inc. 2.000%, 12/10/30 (x)	2,400,000	2,000,157

		6,112,447

Electronic Equipment, Instruments & Components (0.5%)
Allegion US Holding Co., Inc. 5.411%, 7/1/32	500,000	503,893
Avnet, Inc. 3.000%, 5/15/31	3,710,000	3,155,171
Flex Ltd. 5.250%, 1/15/32	110,000	108,186
TD SYNNEX Corp. 6.100%, 4/12/34 (x)	3,290,000	3,364,270

		7,131,520

IT Services (1.1%)
International Business Machines Corp.
1.950%, 5/15/30	700,000	600,614
2.720%, 2/9/32	600,000	515,296
4.750%, 2/6/33	600,000	586,771
Kyndryl Holdings, Inc.
3.150%, 10/15/31	4,050,000	3,509,469
6.350%, 2/20/34	11,772,000	12,245,313

		17,457,463

Semiconductors & Semiconductor Equipment (2.0%)
Analog Devices, Inc. 2.100%, 10/1/31	163,000	136,412
Applied Materials, Inc. 1.750%, 6/1/30 (x)	2,450,000	2,090,318
Broadcom, Inc.
4.150%, 11/15/30	148,000	141,466
4.300%, 11/15/32	150,000	141,173
2.600%, 2/15/33§	6,180,000	5,095,747
Intel Corp.
5.125%, 2/10/30	135,000	133,609
3.900%, 3/25/30	144,000	134,529
4.150%, 8/5/32	143,000	129,776
5.200%, 2/10/33	1,995,000	1,925,203
KLA Corp. 4.650%, 7/15/32	136,000	132,747
Micron Technology, Inc.
4.663%, 2/15/30	143,000	139,348
2.703%, 4/15/32 (x)	3,792,000	3,169,238
5.875%, 2/9/33	456,000	466,349
NVIDIA Corp.
2.850%, 4/1/30	151,000	138,090
2.000%, 6/15/31	164,000	139,061

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)

NXP BV
3.400%, 5/1/30	$153,000	$140,176
2.500%, 5/11/31	36,000	30,653
5.000%, 1/15/33 (x)	3,790,000	3,690,209
QUALCOMM, Inc.
2.150%, 5/20/30 (x)	157,000	137,484
1.650%, 5/20/32	7,960,000	6,336,741
Skyworks Solutions, Inc. 3.000%, 6/1/31	590,000	506,279
Texas Instruments, Inc.
1.750%, 5/4/30	6,962,000	5,946,353
3.650%, 8/16/32	145,000	133,016
4.900%, 3/14/33 (x)	132,000	130,980
Xilinx, Inc. 2.375%, 6/1/30	158,000	138,877

		31,303,834

Software (0.7%)
Fortinet, Inc. 2.200%, 3/15/31	330,000	280,040
Intuit, Inc. 5.200%, 9/15/33	990,000	990,950
Oracle Corp.
6.250%, 11/9/32 (x)	4,660,000	4,926,550
4.900%, 2/6/33 (x)	570,000	554,939
Roper Technologies, Inc. 1.750%, 2/15/31	60,000	49,253
VMware LLC 2.200%, 8/15/31	4,800,000	3,974,610

		10,776,342

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.
1.650%, 5/11/30	4,190,000	3,594,880
1.250%, 8/20/30	5,600,000	4,671,479
1.650%, 2/8/31	25,810,000	21,694,879
1.700%, 8/5/31 (x)	9,640,000	8,024,098
3.350%, 8/8/32	9,470,000	8,669,094
4.300%, 5/10/33	2,170,000	2,112,670
Western Digital Corp. 3.100%, 2/1/32	3,530,000	2,951,963

		51,719,063

Total Information Technology		124,500,669

Materials (3.3%)
Chemicals (1.3%)
Albemarle Corp. 5.050%, 6/1/32 (x)	3,160,000	3,004,956
Celanese US Holdings LLC
6.800%, 11/15/30 (e)	820,000	845,815
6.379%, 7/15/32 (e)	1,730,000	1,758,243
CF Industries, Inc. 5.150%, 3/15/34	4,331,000	4,199,516
Eastman Chemical Co. 5.750%, 3/8/33	660,000	671,961
Ecolab, Inc. 2.125%, 2/1/32	3,900,000	3,239,242
FMC Corp. 5.650%, 5/18/33	830,000	818,258
Huntsman International LLC 2.950%, 6/15/31	1,150,000	957,202

LYB International Finance III LLC
5.625%, 5/15/33	850,000	857,704
5.500%, 3/1/34	4,200,000	4,121,262

		20,474,159

Containers & Packaging (0.4%)
Berry Global, Inc. 5.650%, 1/15/34§	3,335,000	3,355,744
Sonoco Products Co. 5.000%, 9/1/34	1,830,000	1,733,765
WRKCo., Inc. 3.000%, 6/15/33	2,440,000	2,045,972

		7,135,481

Metals & Mining (1.5%)
AngloGold Ashanti Holdings plc 3.750%, 10/1/30	6,800,000	6,114,288
ArcelorMittal SA 6.800%, 11/29/32	2,490,000	2,654,115
BHP Billiton Finance USA Ltd.
5.250%, 9/8/30	1,720,000	1,745,690
4.900%, 2/28/33	735,000	721,162
5.250%, 9/8/33 (x)	1,400,000	1,403,276
Kinross Gold Corp. 6.250%, 7/15/33	1,210,000	1,253,112
Newmont Corp.
2.250%, 10/1/30	144,000	124,183
2.600%, 7/15/32	475,000	402,128
5.350%, 3/15/34	4,230,000	4,209,914
Nucor Corp. 3.125%, 4/1/32	156,000	136,523
Rio Tinto Alcan, Inc.
7.250%, 3/15/31	118,000	130,180
6.125%, 12/15/33	3,830,000	4,037,458
Rio Tinto Finance USA plc 5.000%, 3/9/33	134,000	133,679
Yamana Gold, Inc. 2.630%, 8/15/31 (x)	121,000	101,675

		23,167,383

Paper & Forest Products (0.1%)
Suzano Austria GmbH 3.125%, 1/15/32	1,250,000	1,035,163

Total Materials		51,812,186

Real Estate (4.0%)
Diversified REITs (0.3%)
American Assets Trust LP (REIT) 3.375%, 2/1/31	120,000	104,338
GLP Capital LP (REIT)
4.000%, 1/15/30 (x)	3,470,000	3,232,652
4.000%, 1/15/31	40,000	36,690
3.250%, 1/15/32	350,000	301,319
Simon Property Group LP (REIT)
2.200%, 2/1/31	450,000	382,178
2.250%, 1/15/32	430,000	356,379

		4,413,556

Health Care REITs (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)
2.000%, 5/18/32	550,000	437,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)

1.875%, 2/1/33	$10,440,000	$8,044,647
Healthcare Realty Holdings LP (REIT)
3.100%, 2/15/30	1,900,000	1,703,017
2.000%, 3/15/31	2,480,000	2,022,618
Omega Healthcare Investors, Inc. (REIT) 3.250%, 4/15/33	550,000	459,206

		12,667,347

Office REITs (2.2%)
Boston Properties LP (REIT)
3.250%, 1/30/31	5,610,000	4,934,276
2.550%, 4/1/32	2,370,000	1,915,088
2.450%, 10/1/33	5,470,000	4,209,425
Highwoods Realty LP (REIT) 2.600%, 2/1/31	3,030,000	2,524,506
Kilroy Realty LP (REIT)
3.050%, 2/15/30 (x)	7,730,000	6,759,909
2.650%, 11/15/33	17,398,000	13,325,803

		33,669,007

Residential REITs (0.2%)
Essex Portfolio LP (REIT) 1.650%, 1/15/31	4,370,000	3,544,213

Retail REITs (0.5%)
Federal Realty OP LP (REIT) 3.500%, 6/1/30	830,000	759,827
Kimco Realty OP LLC (REIT) 2.250%, 12/1/31	1,350,000	1,115,238
Realty Income Corp. (REIT)
3.200%, 2/15/31 (x)	1,250,000	1,120,709
1.800%, 3/15/33	5,960,000	4,557,994

		7,553,768

Specialized REITs (0.0%)†
Crown Castle, Inc. (REIT) 5.100%, 5/1/33	500,000	486,250

Total Real Estate		62,334,141

Utilities (9.0%)
Electric Utilities (6.2%)
AEP Texas, Inc. 5.700%, 5/15/34	4,060,000	4,081,426
Alabama Power Co. 3.940%, 9/1/32	2,620,000	2,432,980
Arizona Public Service Co. 2.200%, 12/15/31	510,000	416,819
DTE Electric Co. 5.200%, 3/1/34	4,235,000	4,211,835
Duke Energy Carolinas LLC 4.950%, 1/15/33	4,680,000	4,599,329
Duke Energy Indiana LLC 5.250%, 3/1/34	4,220,000	4,206,033
Entergy Corp. 2.400%, 6/15/31	4,750,000	4,001,869
Entergy Louisiana LLC
1.600%, 12/15/30	680,000	558,592
2.350%, 6/15/32 (x)	6,010,000	4,997,461

Eversource Energy
2.550%, 3/15/31	4,980,000	4,238,890
Series R 1.650%, 8/15/30	480,000	398,351
Florida Power & Light Co.
5.100%, 4/1/33	700,000	693,217
4.800%, 5/15/33	3,060,000	2,970,539
5.300%, 6/15/34	4,030,000	4,041,446
NextEra Energy Capital Holdings, Inc. 2.440%, 1/15/32	930,000	773,272
Pacific Gas and Electric Co.
4.550%, 7/1/30	640,000	619,527
5.900%, 6/15/32	4,500,000	4,623,506
6.400%, 6/15/33	3,730,000	3,930,509
PacifiCorp 5.450%, 2/15/34	4,030,000	4,003,748
PPL Electric Utilities Corp. 4.850%, 2/15/34	4,106,000	3,990,551
Progress Energy, Inc. 7.000%, 10/30/31	90,000	99,501
Southern Co. (The)
5.700%, 10/15/32	2,580,000	2,649,156
5.200%, 6/15/33 (x)	9,310,000	9,193,992
Virginia Electric and Power Co. 2.300%, 11/15/31	13,700,000	11,425,556
Xcel Energy, Inc. 5.450%, 8/15/33	13,420,000	13,305,510

		96,463,615

Gas Utilities (0.9%)
ONE Gas, Inc. 4.250%, 9/1/32	1,280,000	1,206,622
Southern California Gas Co. 5.200%, 6/1/33	8,700,000	8,638,223
Southwest Gas Corp. 4.050%, 3/15/32	5,080,000	4,690,626

		14,535,471

Multi-Utilities (1.9%)
Ameren Illinois Co. 4.950%, 6/1/33	1,680,000	1,646,555
Berkshire Hathaway Energy Co. 1.650%, 5/15/31	9,700,000	7,869,065
Dominion Energy, Inc.
Series C 3.375%, 4/1/30	8,000	7,352
National Grid plc
5.809%, 6/12/33	4,400,000	4,485,341
5.418%, 1/11/34	12,640,000	12,571,245
NiSource, Inc. 1.700%, 2/15/31	2,380,000	1,942,048
Public Service Enterprise Group, Inc. 2.450%, 11/15/31	260,000	218,794

		28,740,400

Total Utilities		139,739,486

Total Corporate Bonds		1,538,678,209

Total Long-Term Debt Securities (98.6%)
(Cost $1,501,590,778)		1,538,678,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	6,000,000	$6,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	6,000,000	6,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	10,311,805	10,311,805
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.43% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		29,311,805

Total Short-Term Investments (1.9%)
(Cost $29,311,805)		29,311,805

Total Investments in Securities (100.5%)
(Cost $1,530,902,583)		1,567,990,014
Other Assets Less Liabilities (-0.5%)		(7,186,093)

Net Assets (100%)		$1,560,803,921

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $24,850,398 or 1.6% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $28,646,509. This was collateralized by cash of $29,311,805 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
ICE	— Intercontinental Exchange
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	0.8%
Belgium	0.1
Brazil	0.1
Canada	2.8
China	1.0
France	0.5
Germany	0.5
Ireland	0.7
Japan	2.4
Luxembourg	0.2
Mexico	0.1
Netherlands	0.3
Spain	1.3
Switzerland	0.2
United Kingdom	5.3
United States	84.2
Cash and Other	(0.5)

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$109,199,040	$—	$109,199,040
Consumer Discretionary	—	56,782,870	—	56,782,870
Consumer Staples	—	82,663,352	—	82,663,352
Energy	—	116,942,769	—	116,942,769
Financials	—	560,916,241	—	560,916,241
Health Care	—	152,578,504	—	152,578,504
Industrials	—	81,208,951	—	81,208,951
Information Technology	—	124,500,669	—	124,500,669
Materials	—	51,812,186	—	51,812,186
Real Estate	—	62,334,141	—	62,334,141
Utilities	—	139,739,486	—	139,739,486
Short-Term Investments
Investment Companies	29,311,805	—	—	29,311,805

Total Assets	$29,311,805	$1,538,678,209	$—	$1,567,990,014

Total	$29,311,805	$1,538,678,209	$—	$1,567,990,014

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$623,742,117
Long-term U.S. government debt securities	97,441,477

$721,183,594

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$635,206,209
Long-term U.S. government debt securities	96,797,348

$732,003,557

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,045,370
Aggregate gross unrealized depreciation	(5,045,121)

Net unrealized appreciation	$37,000,249

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,530,989,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $1,530,902,583)	$1,567,990,014
Dividends, interest and other receivables	18,348,545
Receivable for securities sold	10,731,823
Receivable for Portfolio shares sold	421,696
Securities lending income receivable	14,520
Other assets	6,989

Total assets	1,597,513,587

LIABILITIES
Payable for return of collateral on securities loaned	29,311,805
Payable for securities purchased	4,260,444
Overdraft payable	1,626,792
Payable for Portfolio shares repurchased	902,299
Investment management fees payable	377,352
Administrative fees payable	121,372
Distribution fees payable – Class IB	489
Trustees’ fees payable	239
Accrued expenses	108,874

Total liabilities	36,709,666

Commitments and contingent liabilities^
NET ASSETS	$1,560,803,921

Net assets were comprised of:
Paid in capital	$1,519,840,699
Total distributable earnings (loss)	40,963,222

Net assets	$1,560,803,921

Class IB
Net asset value, offering and redemption price per share, $2,458,529 / 249,475 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

Class K
Net asset value, offering and redemption price per share, $1,558,345,392 / 158,081,489 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.86

(x) Includes value of securities on loan of $28,646,509.
^ See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$89,385,841
Dividends	243,054
Securities lending (net)	101,034

Total income	89,729,929

EXPENSES
Investment management fees	5,483,070
Administrative fees	1,437,277
Printing and mailing expenses	133,066
Professional fees	132,189
Trustees’ fees	51,850
Custodian fees	41,200
Offering costs	27,228
Distribution fees – Class IB	2,659
Miscellaneous	24,964

Gross expenses	7,333,503
Less: Waiver from investment manager	(1,065,006)

Net expenses	6,268,497

NET INVESTMENT INCOME (LOSS)	83,461,432

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	23,771,231

Net change in unrealized appreciation (depreciation) on investments in securities	(54,158,460)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(30,387,229)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,074,203

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	April 3, 2023* to December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$83,461,432	$16,116,824
Net realized gain (loss)	23,771,231	2,815,435
Net change in unrealized appreciation (depreciation)	(54,158,460)	91,245,891

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,074,203	110,178,150

Distributions to shareholders:
Class IB	(150,567)	(1,302)
Class K	(106,154,719)	(16,062,243)

Total distributions to shareholders	(106,305,286)	(16,063,545)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 233,471 and 15,029 shares, respectively ]	2,450,477	149,563
Capital shares issued in reinvestment of dividends [ 15,102 and 128 shares ]	150,567	1,302
Capital shares repurchased [ (14,251) and (4) shares ]	(151,301)	(45)

Total Class IB transactions	2,449,743	150,820

Class K
Capital shares sold [ 18,282,828 and 157,353,652 shares, respectively ]	188,790,040	1,512,182,464
Capital shares issued in reinvestment of dividends [ 10,644,456 and 1,584,843 shares ]	106,154,719	16,062,243
Capital shares repurchased [ (25,227,097) and (4,557,193) shares ]	(260,726,252)	(45,143,378)

Total Class K transactions	34,218,507	1,483,101,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	36,668,250	1,483,252,149

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,562,833)	1,577,366,754
NET ASSETS:
Beginning of period	1,577,366,754	—

End of period	$1,560,803,921	$1,577,366,754

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31, 2024	April 3, 2023* to December 31, 2023
Net asset value, beginning of period	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.52	0.36
Net realized and unrealized gain (loss)	(0.20)	(0.05	)†

Total from investment operations	0.32	0.31

Less distributions:
Dividends from net investment income	(0.54)	(0.09)
Distributions from net realized gains	(0.15)	—

Total dividends and distributions	(0.69)	(0.09)

Net asset value, end of period	$9.85	$10.22

Total return (b)	3.05%	3.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,459	$155
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%	0.65%
Before waivers (a)(f)	0.72%	1.41%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.99%	4.85	%(l)
Before waivers (a)(f)	4.92%	4.08	%(l)
Portfolio turnover rate^	47%	36	%(z)

Class K	Year Ended December 31, 2024	April 3, 2023* to December 31, 2023
Net asset value, beginning of period	$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.55	0.40
Net realized and unrealized gain (loss)	(0.20)	(0.08	)†

Total from investment operations	0.35	0.32

Less distributions:
Dividends from net investment income	(0.56)	(0.10)
Distributions from net realized gains	(0.15)	—

Total dividends and distributions	(0.71)	(0.10)

Net asset value, end of period	$9.86	$10.22

Total return (b)	3.40%	3.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,558,345	$1,577,212
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40%	0.40%
Before waivers (a)(f)	0.47%	0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.33%	5.48	%(l)
Before waivers (a)(f)	5.26%	5.35	%(l)
Portfolio turnover rate^	47%	36	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)†
Financials (0.0%)†
Financial Services (0.0%)†
Private Export Funding Corp. Series NN 3.250%, 6/15/25	$2,500,000	$2,487,881

Total Financials		2,487,881

Total Corporate Bond		2,487,881

U.S. Government Agency Securities (50.2%)
FFCB
4.750%, 2/21/25	17,502,000	17,507,291
4.250%, 9/30/25 (x)	15,000,000	14,991,613
5.125%, 10/10/25	10,000,000	10,062,364
5.125%, 10/20/25	4,925,000	4,956,875
4.500%, 3/13/26	20,000,000	20,058,540
4.625%, 4/1/26	10,000,000	10,050,410
4.750%, 5/28/26	10,000,000	10,077,348
4.375%, 6/23/26	32,000,000	32,096,810
4.500%, 8/14/26	10,000,000	10,048,520
4.750%, 9/1/26	10,000,000	10,078,727
0.680%, 1/13/27	5,000,000	4,640,069
0.700%, 1/27/27	15,000,000	13,913,116
4.500%, 3/26/27	20,000,000	20,097,960
4.750%, 5/6/27	15,000,000	15,152,942
4.500%, 5/20/27	15,000,000	15,059,730
4.670%, 12/2/27	20,000,000	19,993,646
4.500%, 8/28/28	10,000,000	10,057,180
1.040%, 1/25/29	15,000,000	13,088,301
4.125%, 3/20/29	15,000,000	14,852,992
1.230%, 7/29/30	5,000,000	4,168,417
1.240%, 9/3/30	10,000,000	8,303,711
1.380%, 1/14/31	30,000,000	24,763,290
1.990%, 3/17/31	10,000,000	8,490,168
FHLB
4.625%, 6/6/25	9,000,000	9,007,782
0.550%, 1/20/26	5,000,000	4,809,875
0.625%, 1/22/26	25,000,000	24,063,780
0.650%, 1/28/26	15,000,000	14,434,506
0.700%, 1/28/26	20,000,000	19,256,372
0.600%, 2/12/26	10,000,000	9,600,467
0.680%, 2/24/26	5,000,000	4,798,381
0.750%, 2/24/26 (x)	25,000,000	24,011,207
0.650%, 2/26/26	10,000,000	9,591,590
1.050%, 8/13/26	36,000,000	34,158,773
3.625%, 9/4/26	57,000,000	56,501,780
1.875%, 9/11/26	24,000,000	23,087,419
4.000%, 10/9/26	55,000,000	54,832,690
4.625%, 11/17/26	25,000,000	25,115,918
1.500%, 11/23/26	50,000,000	47,374,800
1.250%, 12/21/26 (x)	50,000,000	47,391,205
4.125%, 1/15/27	22,245,000	22,182,616
1.700%, 1/28/27	69,245,000	65,566,069
0.830%, 2/10/27	10,000,000	9,287,951
1.020%, 2/24/27	15,000,000	13,970,359
0.900%, 2/26/27	35,000,000	32,481,400
1.115%, 2/26/27	30,000,000	27,994,125
3.000%, 3/12/27	2,000,000	1,944,783
4.750%, 4/9/27	47,460,000	48,112,556
4.125%, 9/10/27	20,000,000	19,906,234

1.100%, 2/25/28	15,000,000	13,577,481
4.800%, 3/6/28	10,000,000	10,030,033
4.500%, 3/10/28	6,200,000	6,226,945
3.250%, 6/9/28	25,000,000	24,206,615
4.000%, 6/30/28	12,500,000	12,383,097
1.000%, 8/16/28	5,000,000	4,427,193
3.250%, 11/16/28	77,335,000	74,577,868
4.125%, 9/14/29	15,000,000	14,834,595
2.125%, 12/14/29	3,195,000	2,870,799
4.500%, 9/13/30	10,000,000	10,012,230
4.750%, 3/10/34	10,000,000	9,966,142
FHLMC
0.750%, 6/23/26	15,000,000	14,240,197
4.625%, 10/16/26	7,500,000	7,495,300
5.000%, 8/13/27	20,000,000	19,998,444
5.000%, 9/23/27	13,000,000	12,976,301
5.000%, 11/12/27	15,000,000	14,999,244
4.875%, 11/15/27	17,000,000	17,000,262
5.030%, 11/18/27	15,000,000	15,001,338
4.700%, 11/26/27	20,000,000	19,958,220
5.050%, 11/26/27	20,000,000	19,988,976
4.900%, 12/27/27	15,000,000	14,987,976
5.000%, 10/23/28	14,000,000	13,992,128
5.500%, 7/24/29	20,000,000	19,998,062
4.920%, 8/14/29	19,500,000	19,379,145
5.030%, 8/16/29	11,500,000	11,479,286
4.900%, 8/27/29	1,000,000	992,931
6.750%, 9/15/29	20,000,000	22,001,530
4.030%, 10/10/29	15,000,000	14,661,924
4.860%, 10/22/29	7,500,000	7,467,997
5.300%, 11/21/29	15,000,000	15,004,109
5.000%, 12/13/29	15,000,000	14,961,080
4.750%, 12/18/29	15,000,000	14,958,023
6.750%, 3/15/31	18,000,000	20,149,713
6.250%, 7/15/32 (x)	45,000,000	49,879,750
FNMA
2.125%, 4/24/26	119,485,000	116,550,341
1.875%, 9/24/26	95,000,000	91,322,151
0.875%, 12/18/26	10,000,000	9,343,827
0.750%, 10/8/27	65,000,000	59,047,170
6.250%, 5/15/29	25,000,000	26,840,508
7.125%, 1/15/30	27,500,000	30,776,072
0.875%, 8/5/30	126,805,000	104,606,783
6.625%, 11/15/30	45,000,000	49,895,176
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	6,301,000	6,248,606
Tennessee Valley Authority
3.875%, 3/15/28	12,500,000	12,342,908
1.500%, 9/15/31	10,420,000	8,539,468
4.375%, 8/1/34	15,380,000	14,851,645
Series A 2.875%, 2/1/27	48,000,000	46,699,440
Series E 6.750%, 11/1/25 (x)	15,779,000	16,087,140

Total U.S. Government Agency Securities		2,119,828,827

U.S. Treasury Obligations (41.1%)
U.S. Treasury Notes
1.625%, 2/15/26	6,000,000	5,828,225
0.500%, 2/28/26	6,000,000	5,747,696
4.625%, 2/28/26	15,000,000	15,059,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)

4.625%, 3/15/26	$25,000,000	$25,108,397
0.750%, 3/31/26	7,000,000	6,704,139
2.250%, 3/31/26	4,000,000	3,903,051
0.750%, 4/30/26	10,000,000	9,550,968
4.875%, 4/30/26	10,000,000	10,077,759
1.625%, 5/15/26	12,000,000	11,580,664
3.625%, 5/15/26	20,000,000	19,836,308
0.750%, 5/31/26	8,000,000	7,619,209
4.875%, 5/31/26	10,000,000	10,082,804
4.125%, 6/15/26	17,500,000	17,470,691
4.625%, 6/30/26	15,000,000	15,082,283
4.500%, 7/15/26	20,000,000	20,072,294
0.625%, 7/31/26	11,000,000	10,396,094
4.375%, 7/31/26	15,000,000	15,026,096
1.500%, 8/15/26	15,500,000	14,836,158
4.375%, 8/15/26	15,000,000	15,027,855
1.375%, 8/31/26	1,615,000	1,541,277
3.750%, 8/31/26	20,000,000	19,842,190
4.625%, 9/15/26	25,000,000	25,145,923
0.875%, 9/30/26	15,000,000	14,152,956
3.500%, 9/30/26	15,000,000	14,811,592
4.625%, 10/15/26	20,000,000	20,122,144
2.000%, 11/15/26	10,000,000	9,595,321
4.375%, 12/15/26	20,000,000	20,044,110
4.000%, 1/15/27	15,000,000	14,924,895
2.250%, 2/15/27	10,000,000	9,595,692
4.375%, 7/15/27	15,000,000	15,037,523
3.750%, 8/15/27	15,000,000	14,810,411
3.375%, 9/15/27	15,000,000	14,658,644
3.875%, 10/15/27	15,000,000	14,842,575
2.250%, 11/15/27	18,500,000	17,488,690
4.125%, 11/15/27	15,000,000	14,933,661
3.875%, 11/30/27	10,000,000	9,886,670
4.000%, 12/15/27	7,500,000	7,442,001
0.625%, 12/31/27	10,000,000	8,978,905
3.875%, 12/31/27	25,000,000	24,712,022
3.500%, 1/31/28	17,000,000	16,607,558
2.750%, 2/15/28	25,600,000	24,435,814
1.250%, 3/31/28	15,000,000	13,622,415
1.250%, 4/30/28	10,000,000	9,058,276
2.875%, 5/15/28	51,500,000	49,179,039
1.250%, 5/31/28	16,500,000	14,899,579
3.625%, 5/31/28	20,000,000	19,560,052
1.250%, 6/30/28	5,000,000	4,504,684
4.000%, 6/30/28	17,500,000	17,317,283
4.125%, 7/31/28	20,000,000	19,857,994
2.875%, 8/15/28	35,000,000	33,286,907
1.125%, 8/31/28	10,000,000	8,916,404
4.375%, 8/31/28	15,000,000	15,010,137
1.250%, 9/30/28	15,000,000	13,402,755
4.625%, 9/30/28	25,000,000	25,233,007
4.875%, 10/31/28	15,000,000	15,267,644
3.125%, 11/15/28	62,500,000	59,785,400
4.375%, 11/30/28	10,000,000	10,002,727
3.750%, 12/31/28	10,000,000	9,774,198
4.000%, 1/31/29	15,000,000	14,791,923
2.625%, 2/15/29	22,000,000	20,564,073
4.250%, 2/28/29	15,000,000	14,927,205
4.125%, 3/31/29	10,000,000	9,901,595
4.625%, 4/30/29	21,000,000	21,199,332
2.375%, 5/15/29	21,000,000	19,347,758

4.500%, 5/31/29	10,000,000	10,046,853
3.250%, 6/30/29	15,000,000	14,310,321
4.250%, 6/30/29	5,000,000	4,972,356
4.000%, 7/31/29	10,000,000	9,841,172
1.625%, 8/15/29	12,500,000	11,091,824
3.625%, 8/31/29	10,000,000	9,682,593
3.500%, 9/30/29	10,000,000	9,621,615
4.000%, 10/31/29	25,000,000	24,577,692
4.125%, 10/31/29	25,000,000	24,711,728
4.125%, 11/30/29	18,000,000	17,794,530
3.875%, 12/31/29	20,000,000	19,536,778
4.375%, 12/31/29	15,000,000	14,990,634
1.500%, 2/15/30	11,900,000	10,330,206
4.000%, 2/28/30	15,000,000	14,721,455
0.625%, 5/15/30	15,000,000	12,307,534
3.750%, 6/30/30	20,000,000	19,340,576
4.000%, 7/31/30	15,000,000	14,682,303
0.625%, 8/15/30	21,500,000	17,462,156
4.125%, 8/31/30	10,000,000	9,844,762
4.625%, 9/30/30	15,000,000	15,138,950
4.875%, 10/31/30	15,000,000	15,331,094
0.875%, 11/15/30	19,000,000	15,546,461
4.375%, 11/30/30	10,000,000	9,962,657
3.750%, 12/31/30	10,000,000	9,632,598
4.000%, 1/31/31	10,000,000	9,757,422
1.125%, 2/15/31	20,600,000	16,993,581
4.125%, 3/31/31	10,000,000	9,815,705
4.625%, 4/30/31	15,000,000	15,125,445
1.625%, 5/15/31	15,000,000	12,652,144
4.125%, 7/31/31	5,000,000	4,900,419
1.250%, 8/15/31	25,000,000	20,400,265
3.750%, 8/31/31	10,000,000	9,581,705
3.625%, 9/30/31	10,000,000	9,501,897
4.125%, 10/31/31	10,000,000	9,788,691
1.375%, 11/15/31	23,500,000	19,196,863
4.125%, 11/30/31	15,000,000	14,678,340
4.500%, 12/31/31	10,000,000	10,007,823
1.875%, 2/15/32	19,000,000	15,981,580
2.875%, 5/15/32	23,000,000	20,658,480
2.750%, 8/15/32	21,000,000	18,626,349
4.125%, 11/15/32	3,000,000	2,925,667
3.500%, 2/15/33	35,000,000	32,566,390
3.375%, 5/15/33	24,500,000	22,517,948
3.875%, 8/15/33	28,000,000	26,657,658
4.500%, 11/15/33	16,000,000	15,932,739
4.000%, 2/15/34	17,500,000	16,761,248
4.375%, 5/15/34	18,500,000	18,222,609
3.875%, 8/15/34	21,000,000	19,864,805
4.250%, 11/15/34	15,000,000	14,613,326

Total U.S. Treasury Obligations		1,735,239,141

Total Long-Term Debt Securities (91.3%) (Cost $3,995,875,556)		3,857,555,849

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.7%)
Schwab Intermediate-Term U.S. Treasury ETF	1,900,000	$46,151,000
Schwab Short-Term U.S. Treasury ETF	1,900,000	45,714,000
Vanguard Intermediate-Term Treasury ETF	2,600,000	150,800,000
Vanguard Short-Term Treasury ETF	1,400,000	81,452,000

Total Exchange Traded Funds (7.7%) (Cost $343,108,630)		324,117,000

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares
4.37% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	10,299,060	10,299,060

Total Investment Companies		13,299,060

Total Short-Term Investments (0.3%) (Cost $13,299,060)		13,299,060

Total Investments in Securities (99.3%) (Cost $4,352,283,246)		4,194,971,909
Other Assets Less Liabilities (0.7%)		29,630,886

Net Assets (100%)		$4,224,602,795

†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $18,058,646. This was collateralized by $5,114,391 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 1/2/25 – 11/15/54 and by cash of $13,299,060 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$2,487,881	$—	$2,487,881
Exchange Traded Funds	324,117,000	—	—	324,117,000
Short-Term Investments
Investment Companies	13,299,060	—	—	13,299,060
U.S. Government Agency Securities	—	2,119,828,827	—	2,119,828,827
U.S. Treasury Obligations	—	1,735,239,141	—	1,735,239,141

Total Assets	$337,416,060	$3,857,555,849	$—	$4,194,971,909

Total	$337,416,060	$3,857,555,849	$—	$4,194,971,909

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$871,722,867
Long-term U.S. government debt securities	672,022,567

$1,543,745,434

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,099,110,258
Long-term U.S. government debt securities	637,925,865

$1,737,036,123

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,674,896
Aggregate gross unrealized depreciation	(163,068,298)

Net unrealized depreciation	$(157,393,402)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,352,365,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $4,352,283,246)	$4,194,971,909
Cash	13,920,754
Dividends, interest and other receivables	30,179,968
Receivable for Portfolio shares sold	2,200,675
Securities lending income receivable	7,834
Other assets	20,022

Total assets	4,241,301,162

LIABILITIES
Payable for return of collateral on securities loaned	13,299,060
Payable for Portfolio shares repurchased	1,926,678
Investment management fees payable	975,458
Administrative fees payable	326,072
Distribution fees payable – Class IB	54,393
Distribution fees payable – Class IA	16,616
Accrued expenses	100,090

Total liabilities	16,698,367

Commitments and contingent liabilities^
NET ASSETS	$4,224,602,795

Net assets were comprised of:
Paid in capital	$4,668,930,873
Total distributable earnings (loss)	(444,328,078)

Net assets	$4,224,602,795

Class IA
Net asset value, offering and redemption price per share, $78,218,126 / 8,243,284 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.49

Class IB
Net asset value, offering and redemption price per share, $255,302,150 / 27,087,041 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.43

Class K
Net asset value, offering and redemption price per share, $3,891,082,519 / 409,982,785 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.49

(x) Includes value of securities on loan of $18,058,646.
^ See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$119,976,409
Dividends	13,063,561
Securities lending (net)	223,158

Total income	133,263,128

EXPENSES
Investment management fees	14,024,243
Administrative fees	3,983,603
Distribution fees – Class IB	640,249
Printing and mailing expenses	348,620
Professional fees	214,038
Distribution fees – Class IA	190,119
Trustees’ fees	148,195
Custodian fees	112,400
Miscellaneous	105,718

Gross expenses	19,767,185
Less: Waiver from investment manager	(1,563,109)
Voluntary waiver from investment manager	(548,437)

Net expenses	17,655,639

NET INVESTMENT INCOME (LOSS)	115,607,489

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(34,694,612)
Net change in unrealized appreciation (depreciation) on investments in securities	34,760,922

NET REALIZED AND UNREALIZED GAIN (LOSS)	66,310

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$115,673,799

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$115,607,489	$130,386,792
Net realized gain (loss)	(34,694,612)	(154,877,747)
Net change in unrealized appreciation (depreciation)	34,760,922	236,986,036

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	115,673,799	212,495,081

Distributions to shareholders:
Class IA	(1,965,340)	(1,987,993)
Class IB	(6,484,230)	(6,690,498)
Class K	(106,870,526)	(122,702,904)

Total distributions to shareholders	(115,320,096)	(131,381,395)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,450,594 and 1,089,967 shares, respectively ]	13,913,591	10,355,540
Capital shares issued in reinvestment of dividends [ 206,836 and 210,146 shares, respectively ]	1,965,340	1,987,993
Capital shares repurchased [ (1,239,102) and (1,087,786) shares, respectively ]	(11,888,522)	(10,341,373)

Total Class IA transactions	3,990,409	2,002,160

Class IB
Capital shares sold [ 5,777,300 and 4,035,158 shares, respectively ]	54,642,650	38,121,005
Capital shares issued in reinvestment of dividends [ 687,008 and 711,870 shares, respectively ]	6,484,230	6,690,498
Capital shares repurchased [ (5,772,340) and (6,045,694) shares, respectively ]	(54,977,271)	(57,086,299)

Total Class IB transactions	6,149,609	(12,274,796)

Class K
Capital shares sold [ 61,231,140 and 135,918,700 shares, respectively ]	584,909,911	1,286,911,074
Capital shares issued in reinvestment of dividends [ 11,246,103 and 12,969,734 shares, respectively ]	106,870,526	122,702,904
Capital shares repurchased [ (90,975,369) and (381,616,873) shares, respectively ]	(874,467,806)	(3,631,196,985)

Total Class K transactions	(182,687,369)	(2,221,583,007)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(172,547,351)	(2,231,855,643)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(172,193,648)	(2,150,741,957)
NET ASSETS:
Beginning of year	4,396,796,443	6,547,538,400

End of year	$4,224,602,795	$4,396,796,443

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2024		2023	2022	2021	2020
Net asset value, beginning of year	$9.50		$9.40	$10.29	$10.66	$10.39

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.18	0.09	0.06	0.10
Net realized and unrealized gain (loss)	—	#	0.18	(0.88)	(0.28)	0.33

Total from investment operations	0.23		0.36	(0.79)	(0.22)	0.43

Less distributions:
Dividends from net investment income	(0.24)		(0.26)	(0.09)	(0.08)	(0.10)
Distributions from net realized gains	—		—	(0.01)	(0.07)	(0.06)

Total dividends and distributions	(0.24)		(0.26)	(0.10)	(0.15)	(0.16)

Net asset value, end of year	$9.49		$9.50	$9.40	$10.29	$10.66

Total return	2.46%		3.85%	(7.67)%	(2.08)%	4.22%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$78,218		$74,371	$71,572	$84,502	$93,757
Ratio of expenses to average net assets:
After waivers (f)	0.64	%(i)	0.64%	0.65%	0.65%	0.67%
Before waivers (f)	0.69%		0.68%	0.67%	0.66%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.44%		1.92%	0.96%	0.57%	0.97%
Before waivers (f)	2.39%		1.88%	0.94%	0.55%	0.97%
Portfolio turnover rate^	36%		21%	45%	31%	60%

	Year Ended December 31,
Class IB	2024		2023	2022	2021	2020
Net asset value, beginning of year	$9.44		$9.34	$10.22	$10.60	$10.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.18	0.09	0.06	0.10
Net realized and unrealized gain (loss)	—	#	0.18	(0.87)	(0.29)	0.34

Total from investment operations	0.23		0.36	(0.78)	(0.23)	0.44

Less distributions:
Dividends from net investment income	(0.24)		(0.26)	(0.09)	(0.08)	(0.10)
Distributions from net realized gains	—		—	(0.01)	(0.07)	(0.06)

Total dividends and distributions	(0.24)		(0.26)	(0.10)	(0.15)	(0.16)

Net asset value, end of year	$9.43		$9.44	$9.34	$10.22	$10.60

Total return	2.47%		3.87%	(7.62)%	(2.18)%	4.34%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$255,302		$249,235	$258,718	$308,194	$356,527
Ratio of expenses to average net assets:
After waivers (f)	0.64	%(i)	0.64%	0.65%	0.65%	0.66%
Before waivers (f)	0.69%		0.68%	0.67%	0.66%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.44%		1.91%	0.96%	0.57%	0.97%
Before waivers (f)	2.39%		1.88%	0.94%	0.55%	0.97%
Portfolio turnover rate^	36%		21%	45%	31%	60%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2024		2023	2022	2021	2020
Net asset value, beginning of year	$9.51		$9.40	$10.29	$10.66	$10.39

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.20	0.12	0.09	0.13
Net realized and unrealized gain (loss)	(0.01	)†	0.19	(0.88)	(0.29)	0.33

Total from investment operations	0.25		0.39	(0.76)	(0.20)	0.46

Less distributions:
Dividends from net investment income	(0.27)		(0.28)	(0.12)	(0.10)	(0.13)
Distributions from net realized gains	—		—	(0.01)	(0.07)	(0.06)

Total dividends and distributions	(0.27)		(0.28)	(0.13)	(0.17)	(0.19)

Net asset value, end of year	$9.49		$9.51	$9.40	$10.29	$10.66

Total return	2.60%		4.21%	(7.43)%	(1.85)%	4.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,891,083		$4,073,190	$6,217,249	$6,244,395	$7,604,364
Ratio of expenses to average net assets:
After waivers (f)	0.39	%(i)	0.39%	0.40%	0.40%	0.41%
Before waivers (f)	0.44%		0.43%	0.42%	0.41%	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.68%		2.15%	1.23%	0.82%	1.22%
Before waivers (f)	2.63%		2.12%	1.21%	0.80%	1.22%
Portfolio turnover rate^	36%		21%	45%	31%	60%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.01%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.0%)
ANZ Group Holdings Ltd.	103,111	$1,821,439
APA Group	40,602	175,160
Aristocrat Leisure Ltd.	45,260	1,915,015
ASX Ltd.	6,892	277,619
BHP Group Ltd.	175,757	4,302,439
BlueScope Steel Ltd.	14,521	167,982
Brambles Ltd.	49,560	590,190
CAR Group Ltd.	12,233	272,805
Cochlear Ltd.	2,280	409,080
Coles Group Ltd.	46,420	542,741
Commonwealth Bank of Australia	58,175	5,518,137
Computershare Ltd.	18,430	387,276
Endeavour Group Ltd.	49,158	127,791
Fortescue Ltd.	60,170	679,671
Glencore plc	365,050	1,615,060
Goodman Group (REIT)	59,168	1,305,209
GPT Group (The) (REIT)	70,490	190,662
Insurance Australia Group Ltd.	80,635	422,230
Lottery Corp. Ltd. (The)	140,427	429,371
Macquarie Group Ltd.	12,681	1,739,710
Medibank Pvt Ltd.	92,193	216,268
Mineral Resources Ltd.	6,237	132,218
Mirvac Group (REIT)	137,923	160,064
National Australia Bank Ltd.	106,776	2,451,902
Northern Star Resources Ltd.	40,316	385,283
Orica Ltd.	16,806	172,466
Origin Energy Ltd.	60,817	410,305
Pro Medicus Ltd.	2,092	323,866
Qantas Airways Ltd.*	25,023	138,927
QBE Insurance Group Ltd.	51,519	612,244
Ramsay Health Care Ltd.	6,686	142,937
REA Group Ltd. (x)	1,970	284,482
Reece Ltd.	7,719	106,924
Rio Tinto Ltd.	12,888	936,982
Rio Tinto plc	39,390	2,329,022
Rio Tinto plc (ADR)	24,169	1,421,379
Santos Ltd.	111,458	460,833
Scentre Group (REIT)	184,336	391,345
SEEK Ltd. (x)	11,770	164,423
SGH Ltd.	7,259	207,170
Sonic Healthcare Ltd.	15,661	261,818
South32 Ltd.	162,685	342,359
Stockland (REIT)	87,103	258,780
Suncorp Group Ltd.	45,115	530,834
Telstra Group Ltd.	139,486	346,203
Transurban Group	107,808	893,485
Treasury Wine Estates Ltd.	27,669	194,035
Vicinity Ltd. (REIT)	134,818	175,236
Washington H Soul Pattinson & Co. Ltd. (x)	8,103	171,625
Wesfarmers Ltd.	39,651	1,755,488
Westpac Banking Corp.	119,644	2,393,414
WiseTech Global Ltd.	13,312	997,469
Woodside Energy Group Ltd.	64,734	985,651
Woolworths Group Ltd.	42,297	798,220

		44,443,244

Austria (0.4%)
Erste Group Bank AG	63,039	3,895,521
Mondi plc	14,685	219,139
OMV AG	4,648	179,821
Verbund AG	2,427	175,974

		4,470,455

Belgium (0.5%)
Ageas SA/NV	4,752	230,859
Anheuser-Busch InBev SA/NV	59,306	2,964,100
D’ieteren Group	734	122,182
Elia Group SA/NV	1,053	81,152
Groupe Bruxelles Lambert NV	2,859	195,607
KBC Group NV	7,710	595,307
Lotus Bakeries NV	13	145,164
Sofina SA	533	120,580
Syensqo SA	2,757	201,508
UCB SA	4,475	890,929
Warehouses De Pauw CVA (REIT)	6,344	124,857

		5,672,245

Brazil (0.3%)
Ambev SA	577,000	1,103,967
Banco Bradesco SA (ADR)	374,830	715,925
Petroleo Brasileiro SA (ADR)	62,569	804,637
TOTVS SA	72,100	310,675
Yara International ASA	5,543	146,581

		3,081,785

Burkina Faso (0.0%)†
Endeavour Mining plc	5,967	106,449

Canada (1.2%)
Agnico Eagle Mines Ltd.	25,523	1,996,811
CAE, Inc.*	129,250	3,281,940
Canadian National Railway Co.	16,796	1,705,598
Canadian Pacific Kansas City Ltd.	12,962	938,527
Element Fleet Management Corp.	60,661	1,226,344
Franco-Nevada Corp.	13,438	1,579,149
Magna International, Inc.	6,206	259,388
RB Global, Inc.	25,076	2,263,286

		13,251,043

Chile (0.1%)
Antofagasta plc	13,666	272,024
Sociedad Quimica y Minera de Chile SA (ADR)	19,416	705,966

		977,990

China (1.4%)
Alibaba Group Holding Ltd.	59,700	633,385
Alibaba Group Holding Ltd. (ADR)	9,290	787,699
Anhui Conch Cement Co. Ltd., Class H	18,500	47,354
Baidu, Inc. (ADR)*	11,467	966,783
BOC Hong Kong Holdings Ltd.	134,543	432,213
BYD Co. Ltd., Class H	47,000	1,613,334
China Life Insurance Co. Ltd., Class H	308,000	582,161
China Resources Gas Group Ltd.	131,400	520,243
Kingsoft Corp. Ltd.	87,800	380,405
Ping An Insurance Group Co. of China Ltd., Class H	96,500	572,167
Prosus NV	78,233	3,107,794

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SITC International Holdings Co. Ltd.	47,000	$125,266
Tencent Holdings Ltd.	26,200	1,406,707
TravelSky Technology Ltd., Class H	695,000	930,646
Wharf Holdings Ltd. (The) (x)	37,315	104,979
Wilmar International Ltd.	64,455	146,312
Yangzijiang Shipbuilding Holdings Ltd.	79,100	173,184
Yum China Holdings, Inc. (New York Stock exchange)	14,781	712,001
Yum China Holdings, Inc.(Hong Kong Stock exchange)	40,150	1,934,441

		15,177,074

Colombia (0.2%)
Bancolombia SA (ADR)	46,358	1,460,741
Ecopetrol SA (ADR) (x)	69,381	549,497

		2,010,238

Denmark (1.9%)
AP Moller – Maersk A/S, Class A (x)	108	173,170
AP Moller – Maersk A/S, Class B	151	250,171
Carlsberg A/S, Class B	3,251	311,666
Coloplast A/S, Class B (x)	4,412	482,002
Danske Bank A/S	23,815	673,924
Demant A/S*	3,110	114,212
DSV A/S	12,413	2,641,702
Genmab A/S*	2,236	462,961
Novo Nordisk A/S, Class B	153,074	13,076,801
Novonesis (Novozymes) B	12,540	710,700
Orsted A/S (m)*	5,794	261,050
Pandora A/S	2,824	517,040
ROCKWOOL A/S, Class B	311	110,273
Tryg A/S (x)	12,147	255,694
Vestas Wind Systems A/S*	35,768	487,669
Zealand Pharma A/S*	2,274	226,127

		20,755,162

Finland (0.6%)
Elisa OYJ	4,933	213,639
Fortum OYJ	16,101	225,405
Kesko OYJ, Class B	9,032	170,100
Kone OYJ, Class B	33,797	1,645,910
Metso OYJ	21,250	197,791
Neste OYJ	15,682	197,006
Nokia OYJ	184,456	816,879
Nordea Bank Abp	110,202	1,195,643
Orion OYJ, Class B	3,626	160,710
Sampo OYJ, Class A	16,584	676,630
Stora Enso OYJ, Class R	21,063	212,128
UPM-Kymmene OYJ	18,183	500,221
Wartsila OYJ Abp	17,969	318,632

		6,530,694

France (7.3%)
Accor SA	6,785	330,608
Aeroports de Paris SA	1,194	138,151
Air Liquide SA	33,127	5,384,647
Airbus SE	29,984	4,807,301
Alstom SA*	11,635	259,844
Amundi SA (m)	2,098	139,520
Arkema SA	1,861	141,784
AXA SA	113,102	4,020,818
BioMerieux	1,416	151,810
BNP Paribas SA	64,505	3,956,933
Bollore SE	23,698	145,813
Bouygues SA	6,892	203,749
Bureau Veritas SA	11,017	334,827
Capgemini SE	38,248	6,265,775
Carrefour SA	18,874	268,430
Cie de Saint-Gobain SA	15,836	1,405,799
Cie Generale des Etablissements Michelin SCA	23,978	789,836
Covivio SA (REIT)	1,895	95,713
Credit Agricole SA	36,563	503,343
Danone SA	22,892	1,544,170
Dassault Aviation SA	647	132,162
Dassault Systemes SE	56,258	1,952,207
Edenred SE	8,440	277,577
Eiffage SA	2,648	232,381
Engie SA	63,819	1,012,097
EssilorLuxottica SA	21,440	5,232,352
Eurazeo SE	1,565	116,638
Gecina SA (REIT)	1,476	138,290
Getlink SE	10,799	172,323
Hermes International SCA	1,107	2,662,605
Ipsen SA	1,432	164,205
Kering SA	4,431	1,093,532
Klepierre SA (REIT)	7,622	219,488
La Francaise des Jeux SACA (m)	3,585	138,217
Legrand SA	9,163	892,580
L’Oreal SA	8,408	2,977,317
LVMH Moet Hennessy Louis Vuitton SE	15,888	10,458,795
Orange SA	63,612	634,413
Pernod Ricard SA	22,062	2,490,969
Publicis Groupe SA	7,989	852,367
Renault SA	19,198	935,648
Rexel SA	8,321	212,035
Safran SA	24,595	5,403,615
Sartorius Stedim Biotech	978	191,165
SEB SA	844	76,497
Societe Generale SA	25,335	712,767
Sodexo SA	9,202	758,262
Teleperformance SE	1,978	170,305
Thales SA	13,004	1,867,642
TotalEnergies SE	75,401	4,168,417
Unibail-Rodamco-Westfield (REIT)	4,277	322,174
Veolia Environnement SA	59,154	1,661,156
Vinci SA	17,479	1,805,855

		81,024,924

Germany (8.3%)
adidas AG	5,661	1,390,384
Allianz SE (Registered)	19,967	6,119,617
BASF SE	30,429	1,338,246
Bayer AG (Registered)	34,088	681,926
Bayerische Motoren Werke AG	13,074	1,068,855
Bayerische Motoren Werke AG (Preference) (q)	2,047	153,513
Bechtle AG (x)	2,663	85,785
Beiersdorf AG	3,468	445,401
Brenntag SE	4,396	263,559
Carl Zeiss Meditec AG	1,381	65,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Commerzbank AG	100,262	$1,633,098
Continental AG	25,996	1,745,414
Covestro AG*	6,362	382,224
CTS Eventim AG & Co. KGaA	2,273	192,222
Daimler Truck Holding AG	34,136	1,302,980
Deutsche Bank AG (Registered)	66,100	1,139,281
Deutsche Boerse AG	14,425	3,323,889
Deutsche Lufthansa AG (Registered)	20,689	132,314
Deutsche Post AG	86,329	3,038,925
Deutsche Telekom AG (Registered)	235,165	7,037,802
Dr Ing hc F Porsche AG (Preference)(q)§	14,874	900,094
E.ON SE	137,832	1,605,256
Evonik Industries AG	8,566	148,447
Fresenius Medical Care AG	7,283	331,432
Fresenius SE & Co. KGaA*	14,760	513,061
GEA Group AG	35,543	1,760,640
Hannover Rueck SE	2,090	522,609
Heidelberg Materials AG	14,509	1,792,818
Henkel AG & Co. KGaA	3,593	276,904
Henkel AG & Co. KGaA (Preference)(q)	5,954	522,663
Infineon Technologies AG	45,626	1,484,038
Knorr-Bremse AG	2,737	199,456
LEG Immobilien SE	2,519	213,438
Mercedes-Benz Group AG	25,671	1,430,604
Merck KGaA	34,394	4,983,986
MTU Aero Engines AG	8,828	2,944,059
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,601	2,318,892
Nemetschek SE	2,092	202,833
Porsche Automobil Holding SE (Preference) (q)	5,354	201,596
Puma SE	3,881	177,994
Rational AG	170	145,104
Rheinmetall AG	3,465	2,205,822
RWE AG	58,633	1,750,631
SAP SE	64,370	15,755,129
Sartorius AG (Preference) (q)	965	215,318
Scout24 SE (m)	2,597	228,922
Siemens AG (Registered)	50,569	9,876,499
Siemens Energy AG*	21,840	1,139,706
Siemens Healthineers AG (m)	41,391	2,195,200
Symrise AG, Class A	16,343	1,737,696
Talanx AG	2,131	181,339
Volkswagen AG (Preference) (q)	6,858	632,492
Vonovia SE	42,710	1,296,765
Zalando SE (m)*	34,896	1,170,680

		92,602,675

Hong Kong (1.3%)
AIA Group Ltd.	695,452	5,041,292
CK Asset Holdings Ltd.	66,705	273,978
CK Infrastructure Holdings Ltd.	24,340	180,983
CLP Holdings Ltd.	57,564	483,983
Futu Holdings Ltd. (ADR)	1,929	154,301
Hang Seng Bank Ltd.	27,574	339,232
Henderson Land Development Co. Ltd.	54,906	166,839
HKT Trust & HKT Ltd.	131,042	161,975
Hong Kong & China Gas Co. Ltd.	396,330	316,895
Hong Kong Exchanges & Clearing Ltd.	42,139	1,599,477
Hongkong Land Holdings Ltd.	36,900	151,290
Jardine Matheson Holdings Ltd.	5,300	216,558
Link REIT (REIT)	89,078	376,766
MTR Corp. Ltd.	51,618	180,110
Power Assets Holdings Ltd.	47,496	331,454
Prudential plc	289,854	2,311,471
Sino Land Co. Ltd.	135,239	136,690
Sun Hung Kai Properties Ltd.	50,278	483,252
Swire Pacific Ltd., Class A	14,831	134,530
Techtronic Industries Co. Ltd.	48,500	640,076
WH Group Ltd. (m)	288,823	223,497
Wharf Real Estate Investment Co. Ltd.	62,330	159,383

		14,064,032

India (0.7%)
HDFC Bank Ltd.	66,081	1,368,375
HDFC Bank Ltd. (ADR)	25,938	1,656,401
ICICI Bank Ltd. (ADR)	82,501	2,463,480
ITC Ltd.	69,199	390,919
Kotak Mahindra Bank Ltd.	22,744	474,479
Reliance Industries Ltd.	60,923	864,918
UPL Ltd.	84,331	493,493

		7,712,065

Ireland (0.5%)
AerCap Holdings NV	6,904	660,713
AIB Group plc	64,929	358,478
Bank of Ireland Group plc	36,925	336,818
Kerry Group plc, Class A	32,001	3,091,073
Kingspan Group plc	10,313	752,598

		5,199,680

Israel (0.6%)
Azrieli Group Ltd.	1,541	127,544
Bank Hapoalim BM	43,874	531,243
Bank Leumi Le-Israel BM	49,613	591,589
Check Point Software Technologies Ltd.*	16,111	3,007,924
Elbit Systems Ltd.	1,027	269,215
Global-e Online Ltd.*	3,471	189,274
ICL Group Ltd.	29,531	146,213
Israel Discount Bank Ltd., Class A	41,985	287,792
Mizrahi Tefahot Bank Ltd.	5,865	254,249
Nice Ltd.*	2,207	377,111
Teva Pharmaceutical Industries Ltd. (ADR)*	38,468	847,835
Wix.com Ltd.*	1,882	403,783

		7,033,772

Italy (2.0%)
Amplifon SpA	4,234	108,990
Banco BPM SpA	45,793	370,497
BPER Banca SpA	21,667	137,646
Coca-Cola HBC AG	7,632	261,029
Davide Campari-Milano NV(x)	20,566	128,214
DiaSorin SpA	799	82,388

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Enel SpA	284,191	$2,027,160
Eni SpA	79,902	1,083,822
Ferrari NV	4,404	1,881,413
FinecoBank Banca Fineco SpA	21,355	371,424
Generali	35,304	997,298
Infrastrutture Wireless Italiane SpA (m)	12,840	130,532
Intesa Sanpaolo SpA	511,062	2,044,692
Leonardo SpA	147,435	3,960,135
Mediobanca Banca di Credito Finanziario SpA	17,463	254,552
Moncler SpA	8,141	429,935
Nexi SpA (m)*	22,358	124,141
Poste Italiane SpA (m)	16,865	237,909
Prysmian SpA	58,485	3,735,654
Recordati Industria Chimica e Farmaceutica SpA	3,886	204,052
Snam SpA	67,429	298,966
Telecom Italia SpA (x)*	347,867	88,847
Terna-Rete Elettrica Nazionale	49,164	388,332
UniCredit SpA	81,307	3,244,803
Unipol Gruppo SpA	13,949	173,788

		22,766,219

Japan (15.5%)
Advantest Corp.	41,700	2,401,696
Aeon Co. Ltd. (x)	23,052	539,299
AGC, Inc. (x)	7,250	211,768
Aisin Corp.	17,514	195,826
Ajinomoto Co., Inc.	16,468	670,578
ANA Holdings, Inc.	6,130	111,174
Asahi Group Holdings Ltd.	49,861	522,779
Asahi Kasei Corp.	42,678	294,180
Asics Corp.	23,600	460,135
Astellas Pharma, Inc.	64,350	623,471
Bandai Namco Holdings, Inc.	20,557	489,597
Bridgestone Corp. (x)	19,764	665,036
Brother Industries Ltd.	8,515	144,414
Canon, Inc. (x)	32,330	1,050,347
Capcom Co. Ltd.	12,200	266,261
Central Japan Railway Co.	27,000	505,954
Chiba Bank Ltd. (The)	17,672	137,135
Chubu Electric Power Co., Inc.	21,654	226,690
Chugai Pharmaceutical Co. Ltd.	23,341	1,027,951
Concordia Financial Group Ltd.	35,600	196,843
Dai Nippon Printing Co. Ltd.	12,962	181,750
Daifuku Co. Ltd.	10,800	223,254
Dai-ichi Life Holdings, Inc.	31,200	829,832
Daiichi Sankyo Co. Ltd.	92,361	2,535,869
Daikin Industries Ltd.	9,223	1,081,756
Daito Trust Construction Co. Ltd.	2,038	226,721
Daiwa House Industry Co. Ltd.	19,958	611,771
Daiwa Securities Group, Inc.	46,776	307,974
Denso Corp.	194,948	2,708,419
Dentsu Group, Inc. (x)	6,974	167,691
Disco Corp.	3,200	858,863
East Japan Railway Co.	32,275	570,302
Eisai Co. Ltd.	9,154	250,282
ENEOS Holdings, Inc.	94,238	490,218
FANUC Corp.	32,920	861,227
Fast Retailing Co. Ltd.	6,648	2,248,250
Fuji Electric Co. Ltd.	4,757	254,946
FUJIFILM Holdings Corp.	39,304	816,661
Fujikura Ltd.	8,600	352,153
Fujitsu Ltd.	57,440	1,010,137
Hankyu Hanshin Holdings, Inc.	7,600	197,824
Hikari Tsushin, Inc.	700	152,509
Hitachi Construction Machinery Co. Ltd. (x)	3,651	80,733
Hitachi Ltd.	565,610	13,925,123
Honda Motor Co. Ltd.	156,812	1,465,746
Hoshizaki Corp.	3,600	142,053
Hoya Corp.	18,802	2,339,255
Hulic Co. Ltd. (x)	13,300	115,180
Idemitsu Kosan Co. Ltd.	31,675	206,858
IHI Corp.	18,000	1,050,821
Inpex Corp. (x)	29,400	367,901
Isuzu Motors Ltd.	21,069	285,843
ITOCHU Corp.	41,532	2,046,410
Japan Airlines Co. Ltd.	5,458	86,036
Japan Exchange Group, Inc.	33,700	374,953
Japan Post Bank Co. Ltd.	51,700	490,557
Japan Post Holdings Co. Ltd.	68,500	644,484
Japan Post Insurance Co. Ltd.	6,200	113,423
Japan Real Estate Investment Corp. (REIT)	235	161,053
Japan Tobacco, Inc. (x)	41,800	1,075,925
JFE Holdings, Inc.	21,176	237,932
Kajima Corp.	13,969	253,623
Kansai Electric Power Co., Inc. (The)	31,823	354,792
Kao Corp. (x)	16,167	653,718
Kawasaki Kisen Kaisha Ltd. (x)	14,700	210,606
KDDI Corp.	53,200	1,696,523
Keyence Corp.	12,232	5,017,342
Kikkoman Corp. (x)	25,115	278,198
Kirin Holdings Co. Ltd. (x)	28,091	364,666
Kobe Bussan Co. Ltd.	5,100	112,083
Kokusai Electric Corp.	5,000	66,657
Komatsu Ltd.	30,272	833,029
Konami Group Corp.	3,488	324,580
Kose Corp.	2,900	131,594
Kubota Corp. (x)	31,508	364,486
Kyocera Corp.	44,532	442,380
Kyowa Kirin Co. Ltd.	8,967	134,661
Lasertec Corp.	2,800	264,490
LY Corp.	293,400	777,172
M3, Inc.	15,600	136,421
Makita Corp.	7,492	228,398
Marubeni Corp.	49,468	742,277
MatsukiyoCocokara & Co.	12,600	183,433
McDonald’s Holdings Co. Japan Ltd. (x)	3,080	120,908
Meiji Holdings Co. Ltd.	8,864	180,221
Minebea Mitsumi, Inc.	13,600	218,719
Mitsubishi Chemical Group Corp.	46,459	234,005
Mitsubishi Corp.	116,352	1,905,527
Mitsubishi Electric Corp.	67,671	1,142,431
Mitsubishi Estate Co. Ltd.	78,411	1,082,916
Mitsubishi HC Capital, Inc.	29,400	194,595
Mitsubishi Heavy Industries Ltd.	111,650	1,556,573
Mitsubishi UFJ Financial Group, Inc.	580,216	6,797,329
Mitsui & Co. Ltd.	87,708	1,822,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Mitsui Chemicals, Inc.	6,257	$136,671
Mitsui Fudosan Co. Ltd.	92,381	735,659
Mitsui OSK Lines Ltd.	11,600	403,147
Mizuho Financial Group, Inc.	84,304	2,061,497
MonotaRO Co. Ltd. (x)	8,000	135,502
MS&AD Insurance Group Holdings, Inc.	45,208	985,341
Murata Manufacturing Co. Ltd.	134,939	2,160,204
NEC Corp.	18,174	1,563,445
Nexon Co. Ltd. (x)	11,600	173,349
Nidec Corp.	28,768	516,875
Nintendo Co. Ltd.	36,290	2,115,963
Nippon Building Fund, Inc. (REIT) (x)	285	221,638
Nippon Paint Holdings Co. Ltd. (x)	31,800	205,323
Nippon Sanso Holdings Corp.	77,300	2,149,157
Nippon Steel Corp.	31,529	633,540
Nippon Telegraph & Telephone Corp.	1,037,900	1,038,802
Nippon Yusen KK	15,832	526,744
Nissan Motor Co. Ltd.	68,447	205,341
Nissin Foods Holdings Co. Ltd.	6,618	159,851
Nitori Holdings Co. Ltd.	2,750	326,211
Nitto Denko Corp.	25,555	428,072
Nomura Holdings, Inc.	102,608	597,680
Nomura Research Institute Ltd.	54,277	1,607,123
NTT Data Group Corp.	23,000	437,349
Obayashi Corp.	23,366	309,017
Obic Co. Ltd.	47,600	1,419,540
Olympus Corp.	41,308	615,919
Omron Corp.	6,244	209,907
Ono Pharmaceutical Co. Ltd.	13,775	142,917
Oracle Corp.	9,140	875,435
Oriental Land Co. Ltd.	38,020	821,654
ORIX Corp.	41,210	882,089
Osaka Gas Co. Ltd.	12,273	268,441
Otsuka Corp.	8,268	188,979
Otsuka Holdings Co. Ltd. (x)	15,100	819,234
Pan Pacific International Holdings Corp.	13,200	358,657
Panasonic Holdings Corp.	81,286	845,790
Rakuten Group, Inc. (x)*	51,300	276,724
Recruit Holdings Co. Ltd.	49,100	3,421,929
Renesas Electronics Corp.*	57,700	735,101
Resona Holdings, Inc.	74,459	540,991
Resonac Holdings Corp.	30,400	764,656
Ricoh Co. Ltd.	20,280	231,048
SBI Holdings, Inc.	8,860	221,623
SCREEN Holdings Co. Ltd.	3,000	177,744
SCSK Corp.	5,800	121,737
Secom Co. Ltd.	14,454	488,712
Seiko Epson Corp.	9,400	169,782
Sekisui Chemical Co. Ltd.	13,614	234,869
Sekisui House Ltd.	21,470	511,596
Seven & i Holdings Co. Ltd.	77,836	1,218,863
SG Holdings Co. Ltd.	10,900	103,974
Shimadzu Corp.	8,040	226,162
Shimano, Inc.	2,636	355,854
Shin-Etsu Chemical Co. Ltd.	62,920	2,084,187
Shionogi & Co. Ltd.	27,021	378,818
Shiseido Co. Ltd.	13,722	241,411
Shizuoka Financial Group, Inc.	16,224	131,389
SMC Corp.	4,048	1,578,420
SoftBank Corp.	1,012,000	1,273,176
SoftBank Group Corp.	33,244	1,918,368
Sompo Holdings, Inc.	32,181	844,195
Sony Group Corp.	331,120	7,003,956
Subaru Corp.	20,280	357,945
Sugi Holdings Co. Ltd.	26,200	410,201
SUMCO Corp. (x)	191,600	1,421,364
Sumitomo Corp.	37,928	816,471
Sumitomo Electric Industries Ltd.	24,960	445,951
Sumitomo Metal Mining Co. Ltd.	8,191	185,394
Sumitomo Mitsui Financial Group, Inc.	211,156	5,091,023
Sumitomo Mitsui Trust Group, Inc.	79,566	1,865,145
Sumitomo Realty & Development Co. Ltd.	10,326	320,259
Suntory Beverage & Food Ltd. (x)	4,500	142,889
Suzuki Motor Corp.	161,344	1,834,980
Sysmex Corp.	17,700	325,074
T&D Holdings, Inc.	17,368	317,209
Taisei Corp.	5,736	240,802
Takeda Pharmaceutical Co. Ltd.	54,577	1,438,226
TDK Corp.	69,065	890,864
Terumo Corp.	101,500	1,955,228
TIS, Inc.	7,000	165,042
Toho Co. Ltd.	3,846	149,738
Tokio Marine Holdings, Inc.	65,645	2,354,528
Tokyo Electric Power Co. Holdings, Inc.*	51,758	154,491
Tokyo Electron Ltd.	19,708	3,024,422
Tokyo Gas Co. Ltd.	12,242	339,916
Tokyu Corp.	16,605	177,319
TOPPAN Holdings, Inc.	8,455	223,997
Toray Industries, Inc.	51,174	323,059
TOTO Ltd.	4,633	111,223
Toyota Industries Corp.	5,718	460,744
Toyota Motor Corp.	448,350	8,849,718
Toyota Tsusho Corp.	22,142	391,401
Trend Micro, Inc. (x)*	4,282	231,080
Unicharm Corp.	38,946	321,291
West Japan Railway Co.	16,000	282,756
Yakult Honsha Co. Ltd.	9,614	181,998
Yamaha Motor Co. Ltd. (x)	32,196	283,571
Yaskawa Electric Corp.	8,440	215,216
Yokogawa Electric Corp.	7,703	164,016
Zensho Holdings Co. Ltd.	3,600	204,027
ZOZO, Inc.	25,700	794,414

		171,716,769

Jordan (0.0%)†
Hikma Pharmaceuticals plc	5,872	146,509

Luxembourg (0.2%)
ArcelorMittal SA	16,696	387,917
CVC Capital Partners plc*§	6,500	143,144
Eurofins Scientific SE	33,037	1,687,456

		2,218,517

Macau (0.1%)
Galaxy Entertainment Group Ltd.	79,000	335,666
Sands China Ltd.*	337,200	907,403

		1,243,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Mexico (0.2%)
Grupo Financiero Banorte SAB de CV, Class O	369,593	$2,381,589

Netherlands (3.1%)
ABN AMRO Bank NV (CVA) (m)	14,928	230,247
Adyen NV (m)*	773	1,150,623
Aegon Ltd.	48,688	288,479
Akzo Nobel NV	24,152	1,450,034
Argenx SE*	2,094	1,301,442
ASM International NV	1,669	966,072
ASML Holding NV	20,651	14,518,301
ASR Nederland NV	5,544	262,903
BE Semiconductor Industries NV	2,746	376,320
Euronext NV (m)	2,737	307,044
EXOR NV	3,471	318,376
Heineken Holding NV	4,697	281,463
Heineken NV	85,678	6,097,094
IMCD NV	1,938	288,073
ING Groep NV	115,425	1,808,988
JDE Peet’s NV (x)	3,496	59,861
Koninklijke Ahold Delhaize NV	32,673	1,065,758
Koninklijke KPN NV	136,418	496,700
Koninklijke Philips NV*	27,916	705,570
NN Group NV	9,257	403,403
Randstad NV	3,640	153,497
Universal Music Group NV	29,389	752,541
Wolters Kluwer NV	8,216	1,365,091

		34,647,880

New Zealand (0.1%)
Auckland International Airport Ltd.	47,429	230,868
Fisher & Paykel Healthcare Corp. Ltd.	19,782	425,012
Infratil Ltd.	38,030	268,100
Mercury NZ Ltd.	24,243	79,349
Meridian Energy Ltd.	47,056	155,598
Xero Ltd.*	5,202	542,726

		1,701,653

Norway (0.7%)
Aker BP ASA	11,060	216,021
DNB Bank ASA	123,901	2,470,533
Equinor ASA	27,552	645,251
Equinor ASA (ADR)	71,506	1,693,977
Gjensidige Forsikring ASA	7,924	139,840
Kongsberg Gruppen ASA	3,138	353,050
Mowi ASA	16,001	273,591
Norsk Hydro ASA	336,295	1,855,979
Orkla ASA	24,405	210,750
Salmar ASA	2,512	119,217
Telenor ASA	20,930	233,382

		8,211,591

Peru (0.1%)
Credicorp Ltd.	6,405	1,174,165

Poland (0.0%)†
InPost SA*	7,286	124,604

Portugal (0.1%)
EDP SA	98,110	314,130
Galp Energia SGPS SA	16,844	278,293
Jeronimo Martins SGPS SA	10,833	207,034

		799,457

Singapore (1.3%)
CapitaLand Ascendas REIT (REIT)	132,012	248,432
CapitaLand Integrated Commercial Trust (REIT)	202,376	286,007
CapitaLand Investment Ltd.	76,002	145,810
DBS Group Holdings Ltd.	208,326	6,669,361
Genting Singapore Ltd.	221,838	124,268
Grab Holdings Ltd., Class A*	76,593	361,519
Keppel Ltd.	52,985	265,381
Oversea-Chinese Banking Corp. Ltd.	119,052	1,454,968
Sea Ltd. (ADR)*	12,801	1,358,186
Sembcorp Industries Ltd.	34,300	138,642
Singapore Airlines Ltd.	52,805	249,013
Singapore Exchange Ltd.	28,502	265,892
Singapore Technologies Engineering Ltd.	185,919	634,410
Singapore Telecommunications Ltd.	264,519	596,579
STMicroelectronics NV	23,461	589,933
United Overseas Bank Ltd.	44,221	1,176,399

		14,564,800

South Africa (0.3%)
Anglo American plc	98,619	2,918,621

South Korea (0.5%)
Amorepacific Corp.*	7,117	506,858
Delivery Hero SE (m)(x)*	6,209	174,366
LG Electronics, Inc.	16,170	911,650
NAVER Corp.*	5,702	770,709
Samsung Electronics Co. Ltd.	76,800	2,777,443
SK Hynix, Inc.	4,222	487,464

		5,628,490

Spain (2.1%)
Acciona SA	878	98,860
ACS Actividades de Construccion y Servicios SA	6,536	327,954
Aena SME SA (m)	2,590	529,595
Amadeus IT Group SA	85,612	6,048,057
Banco Bilbao Vizcaya Argentaria SA	201,378	1,971,663
Banco de Sabadell SA	183,472	356,723
Banco Santander SA	889,592	4,113,965
CaixaBank SA	139,151	754,715
Cellnex Telecom SA (m)	64,351	2,033,735
EDP Renovaveis SA	10,423	108,398
Endesa SA	11,493	247,267
Grifols SA (x)*	11,323	107,296
Iberdrola SA	213,404	2,940,025
Industria de Diseno Textil SA	38,115	1,959,858
Redeia Corp. SA	13,561	231,778
Repsol SA	42,687	516,901
Telefonica SA (x)	141,256	576,062

		22,922,852

Sweden (1.8%)
AddTech AB, Class B	9,250	251,952
Alfa Laval AB	10,326	433,601
Assa Abloy AB, Class B	108,395	3,197,746
Atlas Copco AB, Class A	93,855	1,433,291
Atlas Copco AB, Class B	54,276	733,629
Beijer Ref AB, Class B (x)	13,400	197,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Boliden AB	9,797	$275,115
Epiroc AB, Class A	23,273	405,272
Epiroc AB, Class B	13,253	206,626
EQT AB	12,659	350,600
Essity AB, Class B	21,747	581,284
Evolution AB (m)	5,653	434,966
Fastighets AB Balder, Class B*	21,823	151,460
Getinge AB, Class B	8,757	143,684
H & M Hennes & Mauritz AB, Class B	20,538	276,888
Hexagon AB, Class B	70,909	677,153
Holmen AB, Class B	2,559	93,962
Industrivarden AB, Class C (x)	5,853	184,767
Industrivarden AB, Class A	3,925	123,999
Indutrade AB	9,195	230,180
Investment AB Latour, Class B	5,060	126,168
Investor AB, Class B	60,478	1,599,768
L E Lundbergforetagen AB, Class B	2,399	108,673
Lifco AB, Class B	7,781	225,518
Nibe Industrier AB, Class B (x)	53,656	209,842
Saab AB, Class B	11,299	238,763
Sagax AB, Class B	6,735	137,743
Sandvik AB	37,833	678,274
Securitas AB, Class B	16,511	204,341
Skandinaviska Enskilda Banken AB, Class A	54,508	746,355
Skanska AB, Class B	11,588	243,707
SKF AB, Class B	11,393	213,740
Svenska Cellulosa AB SCA, Class B	21,592	274,071
Svenska Handelsbanken AB, Class A	50,393	520,323
Swedbank AB, Class A	29,069	573,512
Swedish Orphan Biovitrum AB*	6,795	195,018
Tele2 AB, Class B	18,272	180,436
Telefonaktiebolaget LM Ericsson, Class B	95,236	769,197
Telia Co. AB	85,187	236,283
Trelleborg AB, Class B	7,844	268,552
Volvo AB, Class A	7,466	182,318
Volvo AB, Class B	54,055	1,312,125

		19,628,551

Switzerland (4.3%)
ABB Ltd. (Registered)	55,261	2,986,047
Adecco Group AG (Registered)	13,937	343,328
Avolta AG	3,160	126,234
Bachem Holding AG	1,370	87,372
Baloise Holding AG (Registered)	1,570	283,848
Banque Cantonale Vaudoise (Registered)	1,022	94,022
Barry Callebaut AG (Registered)	133	176,426
BKW AG	740	122,464
Chocoladefabriken Lindt & Spruengli AG	34	377,376
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	440,738
Cie Financiere Richemont SA (Registered)	18,784	2,865,169
Clariant AG (Registered)	7,711	85,749
DSM-Firmenich AG	25,457	2,576,841
EMS-Chemie Holding AG (Registered) (x)	247	166,405
Galderma Group AG*	2,902	321,787
Geberit AG (Registered)	1,126	638,392
Givaudan SA (Registered)	323	1,416,741
Helvetia Holding AG (Registered)	1,255	206,656
Julius Baer Group Ltd.	32,349	2,090,204
Kuehne + Nagel International AG (Registered)	1,643	376,118
Logitech International SA (Registered)	5,573	461,043
Lonza Group AG (Registered)	6,746	3,981,497
Novartis AG (Registered)	68,318	6,625,017
Novartis AG (ADR)	16,343	1,590,337
Partners Group Holding AG	801	1,086,260
Sandoz Group AG	14,197	580,470
Schindler Holding AG	1,400	386,177
Schindler Holding AG (Registered)	813	221,694
SGS SA (Registered)	5,333	534,111
SIG Group AG	10,389	204,657
Sika AG (Registered)	16,574	3,940,389
Sonova Holding AG (Registered)	4,677	1,524,385
Straumann Holding AG (Registered) (x)	3,896	490,875
Swatch Group AG (The)	1,091	198,329
Swiss Life Holding AG (Registered)	960	739,926
Swiss Prime Site AG (Registered)	2,607	283,793
Swisscom AG (Registered)	899	499,859
Temenos AG (Registered)	2,296	162,274
UBS Group AG (Registered)	186,867	5,707,752
VAT Group AG (m)	967	365,711
Zurich Insurance Group AG	5,005	2,972,354

		48,338,827

Taiwan (1.8%)
ASE Technology Holding Co. Ltd.	431,000	2,129,726
Delta Electronics, Inc.	100,000	1,313,120
Hon Hai Precision Industry Co. Ltd.	254,040	1,425,776
MediaTek, Inc.	70,000	3,021,245
Taiwan Semiconductor Manufacturing Co. Ltd.	344,000	11,279,721
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,977	785,418

		19,955,006

Thailand (0.0%)†
Advanced Info Service PCL	29,300	246,638
Kasikornbank PCL	94,900	432,383

		679,021

United Kingdom (9.6%)
3i Group plc	34,012	1,517,538
Admiral Group plc	8,926	295,453
Ashtead Group plc	29,845	1,855,071
Associated British Foods plc	12,109	309,704
AstraZeneca plc	80,313	10,524,930
Auto Trader Group plc (m)	32,070	318,377
Aviva plc	94,632	555,386
BAE Systems plc	250,618	3,603,404
Barclays plc	1,718,208	5,767,972
Barratt Redrow plc	298,588	1,645,104
Berkeley Group Holdings plc	3,745	182,846
British American Tobacco plc	69,784	2,516,043

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
BT Group plc	226,347	$408,186
Bunzl plc	11,978	494,244
Burberry Group plc	26,197	321,401
Centrica plc	176,238	294,765
CK Hutchison Holdings Ltd.	95,205	508,714
Coca-Cola Europacific Partners plc	6,922	531,679
Compass Group plc	96,957	3,231,148
Croda International plc	4,744	201,036
DCC plc	3,630	233,582
Diageo plc	182,040	5,782,858
Entain plc	223,200	1,920,202
Flutter Entertainment plc, Class DI*	6,871	1,775,810
Halma plc	70,321	2,367,257
Hargreaves Lansdown plc	11,878	163,273
Hays plc	296,000	297,747
HSBC Holdings plc	920,782	9,052,365
Imperial Brands plc	28,146	899,574
Informa plc	47,747	477,239
InterContinental Hotels Group plc	5,611	699,210
Intertek Group plc	36,228	2,144,329
J Sainsbury plc	54,663	187,232
JD Sports Fashion plc	99,550	119,517
Kingfisher plc	64,086	199,530
Land Securities Group plc (REIT)	23,701	173,280
Legal & General Group plc	212,284	610,713
Lloyds Banking Group plc	2,135,153	1,464,268
London Stock Exchange Group plc	23,632	3,338,656
M&G plc	79,704	197,418
Marks & Spencer Group plc	71,503	336,127
Melrose Industries plc	612,208	4,244,452
National Grid plc	335,861	3,994,412
NatWest Group plc	361,398	1,819,238
Next plc	4,258	506,299
Pearson plc	21,769	349,378
Persimmon plc	10,927	163,881
Phoenix Group Holdings plc	23,370	149,210
Reckitt Benckiser Group plc	53,276	3,223,428
RELX plc (London Stock Exchange)	65,241	2,963,993
RELX plc (Turquoise Stock Exchange)	56,820	2,573,228
Rentokil Initial plc	373,458	1,873,869
Rolls-Royce Holdings plc*	485,458	3,455,637
Sage Group plc (The)	34,919	556,493
Schroders plc	27,361	110,843
Segro plc (REIT)	45,856	402,539
Severn Trent plc	9,824	308,451
Smith & Nephew plc	30,497	378,509
Smiths Group plc	11,465	246,729
Spirax Group plc	2,556	219,350
SSE plc	39,051	784,163
Standard Chartered plc	144,832	1,792,482
Taylor Wimpey plc	129,022	197,219
Tesco plc	244,841	1,128,900
Unilever plc	86,427	4,920,843
United Utilities Group plc	24,400	321,195
Vodafone Group plc	781,860	668,528
Whitbread plc	5,953	219,552
Wise plc, Class A*	21,831	291,340
WPP plc	95,564	989,873

		106,377,222

United States (7.9%)
Alcon AG	17,460	1,479,214
BP plc	783,599	3,855,281
Carnival Corp.*	90,647	2,258,923
CRH plc	10,400	965,285
CSL Ltd.	16,674	2,906,011
CyberArk Software Ltd.*	1,463	487,399
Everest Group Ltd.	4,807	1,742,345
Experian plc	67,345	2,904,452
Ferrovial SE	18,109	761,583
GSK plc	144,834	2,441,443
Haleon plc	432,644	2,044,100
Holcim AG	18,212	1,749,487
ICON plc*	10,711	2,246,204
James Hardie Industries plc (CHDI)*	14,849	460,183
Linde plc	6,593	2,760,291
Monday.com Ltd.*	1,337	314,783
Nestle SA (Registered)	132,258	10,856,212
QIAGEN NV*	36,127	1,611,075
Roche Holding AG (BMV Mexico Stock Exchange)	42,618	11,961,699
Roche Holding AG (OTC US Exchange)	1,087	324,020
Sanofi SA	69,285	6,727,614
Schneider Electric SE	37,001	9,233,091
Shell plc (BMV Mexico Stock Exchange)	113,372	3,536,597
Shell plc (London Stock Exchange)	216,180	6,700,941
Smurfit WestRock plc	25,057	1,353,880
Spotify Technology SA*	5,289	2,366,193
Stellantis NV	69,710	909,177
Swiss Re AG	10,539	1,523,253
Tenaris SA	46,955	879,218

		87,359,954

Total Common Stocks (81.0%) (Cost $563,840,626)		899,618,893

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares China Large-Cap ETF	176,710	5,379,052
iShares Core MSCI EAFE ETF	336,500	23,649,220
iShares Latin America 40 ETF (x)	48,147	1,006,754
iShares MSCI Australia ETF (x)	54,415	1,298,342
iShares MSCI Austria ETF (x)	60,637	1,271,449
iShares MSCI Belgium ETF‡	75,297	1,376,805
iShares MSCI France ETF (x)	46,167	1,656,472
iShares MSCI Germany ETF (x)	228,910	7,283,916
iShares MSCI Indonesia ETF (x)	22,100	408,408
iShares MSCI Ireland ETF	15,300	898,568
iShares MSCI Israel ETF (x)	18,300	1,410,015
iShares MSCI Italy ETF (x)	131,024	4,712,933
iShares MSCI Mexico ETF (x)	7,248	339,351
iShares MSCI New Zealand ETF	13,100	591,858
iShares MSCI Norway ETF (x)	43,600	979,256
iShares MSCI Poland ETF	8,300	173,221
iShares MSCI Singapore ETF (x)	33,363	728,982
iShares MSCI Spain ETF (x)	82,121	2,549,857
JPMorgan BetaBuilders Japan ETF (x)	14,850	815,117
JPMorgan International Research Enhanced Equity ETF	13,100	766,481
SPDR Portfolio Developed World ex-US ETF (x)	250,100	8,535,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SPDR S&P Emerging Asia Pacific ETF (x)	5,079	$586,929
Vanguard FTSE Developed Markets ETF	154,100	7,369,062
Vanguard FTSE Emerging Markets ETF	92,200	4,060,488
Vanguard FTSE Europe ETF (x)	282,100	17,904,887
Vanguard FTSE Pacific ETF (x)	53,500	3,800,640

Total Exchange Traded Funds (9.0%) (Cost $80,203,543)		99,553,976

SHORT-TERM INVESTMENTS:
Investment Companies (4.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	13,818,776	13,818,776
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.43% (7 day yield) (xx)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		44,818,776

Total Short-Term Investments (4.0%) (Cost $44,818,776)		44,818,776

Total Investments in Securities (94.0%) (Cost $688,862,945)		1,043,991,645
Other Assets Less Liabilities (6.0%)		66,114,080

Net Assets (100%)		$1,110,105,725

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $1,043,238 or 0.1% of net assets.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $10,394,332 or 0.9% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $53,220,612. This was collateralized by $10,169,701 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/28/25 – 8/15/54 and by cash of $44,818,776 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF (x)**	60,637	1,411,933	—	(103,845)	23,608	(60,247)	1,271,449	96,340	—
iShares MSCI Belgium ETF	75,297	1,467,899	—	(53,123)	(476)	(37,495)	1,376,805	45,732	—
iShares MSCI Norway ETF (x)**	43,600	1,062,488	—	—	—	(83,232)	979,256	61,843	—

Total		3,942,320	—	(156,968)	23,132	(180,974)	3,627,510	203,915	—

**	Not affiliated at December 31, 2024.
(x)	All or a portion of security is on loan at December 31, 2024.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	793	3/2025	EUR	40,093,952	(847,531)
FTSE 100 Index	247	3/2025	GBP	25,295,685	(508,437)
SPI 200 Index	79	3/2025	AUD	9,960,329	(154,916)
TOPIX Index	143	3/2025	JPY	25,324,573	505,419

					(1,005,465)

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	221,336	JPY	34,696,401	Citibank NA	1/7/2025	719
USD	360,820	JPY	56,162,419	Toronto Dominion Bank	3/21/2025	657

Total unrealized appreciation						1376

USD	426,615	JPY	67,317,316	JPMorgan Securities Inc.	1/6/2025	(1,371)
USD	274,804	JPY	43,331,616	Toronto Dominion Bank	1/6/2025	(687)
JPY	2,136,642	USD	13,638	Brown Brothers Harriman & Co.	1/7/2025	(52)
AUD	2,519,063	USD	1,607,621	BNP Paribas	3/21/2025	(48,267)
EUR	4,061,473	USD	4,272,109	BNP Paribas	3/21/2025	(50,693)
GBP	2,021,818	USD	2,564,345	BNP Paribas	3/21/2025	(34,706)
JPY	117,891,390	USD	782,966	BNP Paribas	3/21/2025	(26,941)

Total unrealized depreciation						(162,717)

Net unrealized depreciation						(161,341)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 8,314,150, BRL 19,434, CHF 1,972, DKK 1,974, EUR 35,411,102, GBP 22,136,484, HKD 1,999, ILS 2,015, JPY 24,795,062, NOK 1,969, NZD 3,969, SEK 3,741 and SGD 1,977.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$1,421,379	$43,021,865	$—	$44,443,244
Austria	—	4,470,455	—	4,470,455
Belgium	—	5,672,245	—	5,672,245
Brazil	1,520,562	1,561,223	—	3,081,785
Burkina Faso	—	106,449	—	106,449
Canada	13,251,043	—	—	13,251,043
Chile	705,966	272,024	—	977,990
China	2,466,483	12,710,591	—	15,177,074
Colombia	2,010,238	—	—	2,010,238
Denmark	—	20,755,162	—	20,755,162
Finland	—	6,530,694	—	6,530,694
France	—	81,024,924	—	81,024,924
Germany	—	92,602,675	—	92,602,675
Hong Kong	522,149	13,541,883	—	14,064,032
India	4,119,881	3,592,184	—	7,712,065
Ireland	660,713	4,538,967	—	5,199,680
Israel	4,448,816	2,584,956	—	7,033,772
Italy	—	22,766,219	—	22,766,219
Japan	—	171,716,769	—	171,716,769
Jordan	—	146,509	—	146,509
Luxembourg	—	2,218,517	—	2,218,517
Macau	—	1,243,069	—	1,243,069
Mexico	2,381,589	—	—	2,381,589
Netherlands	—	34,647,880	—	34,647,880
New Zealand	—	1,701,653	—	1,701,653
Norway	1,693,977	6,517,614	—	8,211,591
Peru	1,174,165	—	—	1,174,165
Poland	—	124,604	—	124,604
Portugal	—	799,457	—	799,457
Singapore	1,719,705	12,845,095	—	14,564,800
South Africa	—	2,918,621	—	2,918,621
South Korea	—	5,628,490	—	5,628,490
Spain	—	22,922,852	—	22,922,852
Sweden	—	19,628,551	—	19,628,551
Switzerland	1,590,337	46,748,490	—	48,338,827
Taiwan	785,418	19,169,588	—	19,955,006
Thailand	—	679,021	—	679,021
United Kingdom	2,307,489	104,069,733	—	106,377,222
United States	12,176,138	75,183,816	—	87,359,954
Exchange Traded Funds	99,553,976	—	—	99,553,976
Forward Currency Contracts	—	1,376	—	1,376
Futures	505,419	—	—	505,419
Short-Term Investments
Investment Companies	44,818,776	—	—	44,818,776

Total Assets	$199,834,219	$844,664,221	$—	$1,044,498,440

Liabilities:
Forward Currency Contracts	$—	$(162,717)	$—	$(162,717)
Futures	(1,510,884)	—	—	(1,510,884)

Total Liabilities	$(1,510,884)	$(162,717)	$—	$(1,673,601)

Total	$198,323,335	$844,501,504	$—	$1,042,824,839

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$1,376
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	505,419	*

Total		$506,795

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(162,717)
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	(1,510,884	)*

Total		$(1,673,601)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(482,524)	$(482,524)
Equity contracts	11,450,242	—	11,450,242

Total	$11,450,242	$(482,524)	$10,967,718

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(233,354)	$(233,354)
Equity contracts	(1,938,187)	—	(1,938,187)

Total	$(1,938,187)	$(233,354)	$(2,171,541)

^	The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$114,101,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$47,235,000
Average settlement value sold — in USD	36,974,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$719	$—	$—	$719
Toronto Dominion Bank	657	(657)	—	—

Total	$1,376	$(657)	$—	$719

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$160,607	$—	$—	$160,607
Brown Brothers Harriman & Co.	52	—	—	52
JPMorgan Securities Inc.	1,371	—	—	1,371
Toronto Dominion Bank	687	(657)	—	30

Total	$162,717	$(657)	$—	$162,060

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$138,689,099
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$246,028,430

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 3%)*	Net Proceeds of Sales and Redemptions (affiliated 3%)*	Net Realized Gain (Loss)
$3,502,287	$8,258,848	$517,439

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$390,517,877
Aggregate gross unrealized depreciation	(67,650,509)

Net unrealized appreciation	$322,867,368

Federal income tax cost of investments in securities and derivative instruments, if applicable	$719,957,471

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers(Cost $870,645)	$1,376,805
Unaffiliated Issuers (Cost $687,992,300)	1,042,614,840
Cash	10,473,009
Foreign cash (Cost $97,791,901)	90,695,848
Cash held as collateral at broker for futures	6,236,870
Dividends, interest and other receivables	4,437,685
Receivable for securities sold	1,250,666
Due from broker for futures variation margin	170,534
Receivable for Portfolio shares sold	126,316
Securities lending income receivable	56,334
Unrealized appreciation on forward foreign currency contracts	1,376
Other assets	70,958

Total assets	1,157,511,241

LIABILITIES
Payable for return of collateral on securities loaned	44,818,776
Payable for securities purchased	857,368
Investment management fees payable	567,081
Payable for Portfolio shares repurchased	382,107
Distribution fees payable – Class IB	178,438
Unrealized depreciation on forward foreign currency contracts	162,717
Accrued India taxes	130,655
Administrative fees payable	119,661
Trustees’ fees payable	2,132
Accrued expenses	186,581

Total liabilities	47,405,516

Commitments and contingent liabilities^
NET ASSETS	$1,110,105,725

Net assets were comprised of:
Paid in capital	$827,231,340
Total distributable earnings (loss)	282,874,385

Net assets	$1,110,105,725

Class IB
Net asset value, offering and redemption price per share, $827,090,066 / 77,990,826 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.60

Class K
Net asset value, offering and redemption price per share, $283,015,659 / 26,607,518 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.64

(x)	Includes value of securities on loan of $53,220,612.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($203,915 of dividend income received from affiliates) (net of $2,465,867 foreign withholding tax)	$29,677,310
Interest	1,457,551
Securities lending (net)	628,587

Total income	31,763,448

EXPENSES
Investment management fees	7,057,128
Distribution fees – Class IB (a)	2,194,777
Administrative fees	1,501,950
Custodian fees	433,801
Professional fees	157,318
Printing and mailing expenses	108,075
Trustees’ fees	40,232
Distribution fees – Class IA (a)	24,416
Miscellaneous	124,409

Total expenses	11,642,106

NET INVESTMENT INCOME (LOSS)	20,121,342

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($23,132 realized gain (loss) from affiliates) (net of India tax of $18,483 on realized gain on investments)	46,011,766
Futures contracts	11,450,242
Forward foreign currency contracts	(482,524)
Foreign currency transactions	455,463

Net realized gain (loss)	57,434,947

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $26,441 on unrealized appreciation on investments) ($(180,974) of change in unrealized appreciation (depreciation) from affiliates)	(24,546,999)
Futures contracts	(1,938,187)
Forward foreign currency contracts	(233,354)
Foreign currency translations	(7,842,896)

Net change in unrealized appreciation (depreciation)	(34,561,436)

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,873,511

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,994,853

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,121,342	$21,703,652
Net realized gain (loss)	57,434,947	48,433,689
Net change in unrealized appreciation (depreciation)	(34,561,436)	118,130,691

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,994,853	188,268,032

Distributions to shareholders:
Class IA	—	(497,103)
Class IB	(60,249,889)	(21,311,313)
Class K	(21,334,483)	(8,334,653)

Total distributions to shareholders	(81,584,372)	(30,143,069)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 15,765 and 67,255 shares, respectively ]	178,552	712,466
Capital shares issued in reinvestment of dividends [ 0 and 46,276 shares, respectively ]	—	497,103
Capital shares repurchased in connection with share class combination (Note 1) [ (1,797,015) and 0 shares, respectively ]	(20,720,690)	—
Capital shares repurchased [ (75,461) and (194,642) shares, respectively ]	(854,172)	(2,047,193)

Total Class IA transactions	(21,396,310)	(837,624)

Class IB
Capital shares sold [ 1,518,473 and 1,325,519 shares, respectively ]	17,335,248	13,987,435
Capital shares issued in connection with share class combination (Note 1) [ 1,794,268 and 0 shares, respectively ]	20,720,690	—
Capital shares issued in reinvestment of dividends [ 5,411,205 and 1,981,019 shares, respectively ]	60,249,889	21,311,313
Capital shares repurchased [ (9,972,856) and (11,787,270) shares, respectively ]	(115,169,789)	(123,765,804)

Total Class IB transactions	(16,863,962)	(88,467,056)

Class K
Capital shares sold [ 288,213 and 383,423 shares, respectively ]	3,388,013	4,012,456
Capital shares issued in reinvestment of dividends [ 1,910,969 and 772,084 shares, respectively ]	21,334,483	8,334,653
Capital shares repurchased [ (3,924,857) and (6,731,317) shares, respectively ]	(45,338,705)	(71,001,327)

Total Class K transactions	(20,616,209)	(58,654,218)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(58,876,481)	(147,958,898)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(97,466,000)	10,166,065
NET ASSETS:
Beginning of year	1,207,571,725	1,197,405,660

End of year	$1,110,105,725	$1,207,571,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022		2021		2020
Net asset value, beginning of year	$11.03	$9.68	$11.52		$11.71		$11.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.18	0.18		0.16	(aa)	0.10
Net realized and unrealized gain (loss)	0.19	1.45	(1.82)		0.98		0.83

Total from investment operations	0.38	1.63	(1.64)		1.14		0.93

Less distributions:
Dividends from net investment income	(0.25)	(0.19)	(0.12)		(0.29)		(0.15)
Distributions from net realized gains	(0.56)	(0.09)	(0.08)		(1.04)		(0.23)

Total dividends and distributions	(0.81)	(0.28)	(0.20)		(1.33)		(0.38)

Net asset value, end of year	$10.60	$11.03	$9.68		$11.52		$11.71

Total return	3.22%	16.85%	(14.12)%		10.02%		8.45%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$827,090	$873,820	$849,464		$1,085,521		$1,087,227
Ratio of expenses to average net assets (f)	1.04%	1.04%	1.06	%(g)	1.07	%(g)	1.04	%(g)
Ratio of net investment income (loss) to average net assets (f)	1.61%	1.74%	1.85%		1.29	%(bb)	1.00%
Portfolio turnover rate^	13%	14%	13%		12%		16%

	Year Ended December 31,
Class K	2024	2023	2022		2021		2020
Net asset value, beginning of year	$11.06	$9.71	$11.55		$11.74		$11.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.21	0.21		0.19	(aa)	0.13
Net realized and unrealized gain (loss)	0.20	1.44	(1.82)		0.98		0.83

Total from investment operations	0.42	1.65	(1.61)		1.17		0.96

Less distributions:
Dividends from net investment income	(0.28)	(0.21)	(0.15)		(0.32)		(0.17)
Distributions from net realized gains	(0.56)	(0.09)	(0.08)		(1.04)		(0.23)

Total dividends and distributions	(0.84)	(0.30)	(0.23)		(1.36)		(0.40)

Net asset value, end of year	$10.64	$11.06	$9.71		$11.55		$11.74

Total return	3.56%	17.07%	(13.88)%		10.25%		8.76%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$283,016	$313,308	$329,204		$404,994		$411,657
Ratio of expenses to average net assets (f)	0.79%	0.79%	0.81	%(g)	0.82	%(g)	0.79	%(g)
Ratio of net investment income (loss) to average net assets (f)	1.87%	2.00%	2.09%		1.54	%(bb)	1.26%
Portfolio turnover rate^	13%	14%	13%		12%		16%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.02% for the years ended December 31, 2022, 2021 and 2020, respectively
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14 and $0.17 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.0%)†
Arcadium Lithium plc (CRDI)*	34,264	$173,903

Australia (9.7%)
AGL Energy Ltd.	64,047	447,557
ALS Ltd.	51,685	482,416
Amotiv Ltd. (x)	15,028	98,597
AMP Ltd.	270,039	264,918
Ampol Ltd.	25,418	443,498
Ansell Ltd.	15,567	325,862
ANZ Group Holdings Ltd.	317,664	5,611,482
APA Group	138,121	595,865
ARB Corp. Ltd. (x)	8,322	209,178
Arena REIT (REIT)	42,383	102,046
Aristocrat Leisure Ltd.	67,131	2,840,408
ASX Ltd.	20,680	833,017
Atlas Arteria Ltd.	112,966	332,121
AUB Group Ltd.	12,435	240,135
Audinate Group Ltd. (x)*	8,178	37,508
Aurizon Holdings Ltd.	196,332	394,939
AVZ Minerals Ltd. (r)(x)*	316,830	—
Bank of Queensland Ltd.	70,553	292,581
Bapcor Ltd.	36,202	105,762
Beach Energy Ltd.	170,332	147,071
Bega Cheese Ltd.	28,950	103,390
Bellevue Gold Ltd.*	136,455	95,016
Bendigo & Adelaide Bank Ltd. (x)	60,615	491,481
BHP Group Ltd.	541,191	13,248,070
BlueScope Steel Ltd.	46,783	541,194
Boss Energy Ltd. (x)*	43,698	65,724
Brambles Ltd.	148,850	1,772,595
Breville Group Ltd. (x)	10,747	235,343
Brickworks Ltd.	9,299	147,632
BWP Trust (REIT)	59,361	120,512
Capricorn Metals Ltd.*	43,830	170,367
CAR Group Ltd.	40,284	898,364
Centuria Capital Group (REIT) (x)	88,539	97,272
Centuria Industrial REIT (REIT)	56,887	99,293
Challenger Ltd.	55,309	205,743
Champion Iron Ltd. (x)	41,458	147,547
Charter Hall Group (REIT)	50,451	448,102
Charter Hall Long Wale REIT (REIT)	70,171	162,437
Charter Hall Retail REIT (REIT)	55,175	107,574
Charter Hall Social Infrastructure REIT (REIT)	36,259	57,677
Clarity Pharmaceuticals Ltd.*	30,056	77,575
Cleanaway Waste Management Ltd.	237,956	390,300
Cochlear Ltd.	6,982	1,252,719
Codan Ltd.	12,587	125,431
Coles Group Ltd.	142,957	1,671,448
Collins Foods Ltd. (x)	11,812	53,078
Commonwealth Bank of Australia	178,506	16,932,024
Computershare Ltd.	59,476	1,249,790
Coronado Global Resources, Inc. (CRDI) (m)(x)	89,406	42,333
Corporate Travel Management Ltd. (x)	13,734	112,634
Credit Corp. Group Ltd.	7,260	71,852
Data#3 Ltd. (x)	16,523	65,350
De Grey Mining Ltd.*	212,182	231,798
Deep Yellow Ltd. (x)*	103,434	72,023
Deterra Royalties Ltd.	45,123	103,895
Dexus (REIT)	114,721	472,904
Domino’s Pizza Enterprises Ltd. (x)	7,396	134,769
Downer EDI Ltd.	71,631	232,764
Eagers Automotive Ltd. (x)	18,168	133,142
Elders Ltd.	20,357	90,216
Emerald Resources NL (x)*	61,672	124,059
Endeavour Group Ltd.	162,374	422,106
Evolution Mining Ltd.	212,173	631,671
EVT Ltd. (x)	11,268	79,368
Flight Centre Travel Group Ltd. (x)	20,592	212,594
Fortescue Ltd.	180,624	2,040,299
Genesis Minerals Ltd.*	120,373	184,027
Glencore plc	1,989,142	8,800,391
Gold Road Resources Ltd.	115,623	146,708
Goodman Group (REIT)	203,893	4,497,753
GPT Group (The) (REIT)	204,318	552,642
GrainCorp Ltd., Class A	23,594	107,190
Guzman y Gomez Ltd. (x)*	4,978	125,002
Harvey Norman Holdings Ltd.	66,450	192,074
Healius Ltd. (x)*	77,450	65,675
Helia Group Ltd.	29,541	81,731
HMC Capital Ltd. (REIT)	32,101	195,908
HomeCo Daily Needs REIT (REIT) (m)	190,913	135,300
HUB24 Ltd.	8,658	372,977
IDP Education Ltd. (x)	29,688	232,081
IGO Ltd.	71,886	212,236
Iluka Resources Ltd.	45,678	142,776
Incitec Pivot Ltd.	183,651	333,055
Ingenia Communities Group (REIT)	39,996	113,380
Inghams Group Ltd.	39,644	78,030
Insignia Financial Ltd.	71,541	157,195
Insurance Australia Group Ltd.	252,391	1,321,599
IPH Ltd.	26,457	82,369
IRESS Ltd. (x)*	19,923	114,805
JB Hi-Fi Ltd. (x)	11,662	668,982
Johns Lyng Group Ltd. (x)	24,603	56,953
Judo Capital Holdings Ltd.*	119,174	134,248
Kelsian Group Ltd. (x)	23,425	53,066
Lendlease Corp. Ltd.	69,921	269,619
Lifestyle Communities Ltd. (x)	12,206	64,670
Liontown Resources Ltd. (x)*	175,976	57,183
Lottery Corp. Ltd. (The)	237,407	725,899
Lovisa Holdings Ltd.	7,204	134,481
Lynas Rare Earths Ltd. (x)*	92,719	369,008
Macquarie Group Ltd.	37,807	5,186,752
Magellan Financial Group Ltd.	17,547	120,771
Medibank Pvt Ltd.	293,746	689,075
Megaport Ltd. (x)*	17,078	77,904
Metcash Ltd.	117,083	224,652
Mineral Resources Ltd.	18,655	395,468
Mirvac Group (REIT) (x)	420,871	488,434
Monadelphous Group Ltd.	10,497	90,960
National Australia Bank Ltd.	327,840	7,528,205
National Storage REIT (REIT)	147,385	213,464
Netwealth Group Ltd.	13,315	236,938
Neuren Pharmaceuticals Ltd. (x)*	13,873	107,334
New Hope Corp. Ltd.	55,000	168,850
NEXTDC Ltd.*	68,400	638,006
nib holdings Ltd.	51,852	175,874
Nine Entertainment Co. Holdings Ltd.	142,077	108,604

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Northern Star Resources Ltd.	122,627	$1,171,896
NRW Holdings Ltd.	48,765	115,903
Nufarm Ltd.	40,840	89,484
Orica Ltd.	51,945	533,070
Origin Energy Ltd.	183,751	1,239,686
Orora Ltd.	143,300	218,191
Paladin Energy Ltd. (x)*	31,904	149,287
Perpetual Ltd. (x)	12,214	150,366
Perseus Mining Ltd.	146,782	233,486
PEXA Group Ltd.*	13,816	111,681
Pilbara Minerals Ltd. (x)*	301,937	409,276
Pinnacle Investment Management Group Ltd.	19,255	272,324
PolyNovo Ltd.*	73,677	93,029
Premier Investments Ltd.	10,728	213,346
Pro Medicus Ltd.	5,796	897,289
Qantas Airways Ltd.*	166,784	925,982
QBE Insurance Group Ltd.	160,569	1,908,176
Qube Holdings Ltd.	188,664	463,591
Ramelius Resources Ltd.	123,194	157,839
Ramsay Health Care Ltd.	19,893	425,283
REA Group Ltd. (x)	5,496	793,662
Reece Ltd.	25,494	353,145
Region RE Ltd. (REIT)	124,027	158,907
Regis Resources Ltd.*	80,580	127,181
Rio Tinto Ltd.	39,594	2,878,558
Rio Tinto plc	174,945	10,344,014
Sandfire Resources Ltd.*	48,894	280,840
Santos Ltd.	346,412	1,432,270
Scentre Group (REIT)	554,826	1,177,895
SEEK Ltd.	38,059	531,673
SGH Ltd.	21,271	607,070
Sigma Healthcare Ltd.	153,170	248,388
SiteMinder Ltd.*	26,179	97,869
SmartGroup Corp. Ltd.	14,294	68,743
Sonic Healthcare Ltd.	51,241	856,639
South32 Ltd.	482,326	1,015,021
Stanmore Resources Ltd.	34,612	64,484
Star Entertainment Group Ltd. (The) (x)*	257,021	30,226
Steadfast Group Ltd.	117,999	423,606
Stockland (REIT)	254,619	756,463
Suncorp Group Ltd.	135,707	1,596,761
Super Retail Group Ltd.	16,861	158,420
Tabcorp Holdings Ltd.	243,707	85,226
Technology One Ltd.	31,997	620,080
Telix Pharmaceuticals Ltd.*	30,700	467,633
Telstra Group Ltd.	1,232,411	3,058,831
TPG Telecom Ltd. (x)	45,614	126,765
Transurban Group	331,070	2,743,822
Treasury Wine Estates Ltd.	86,548	606,935
Vault Minerals Ltd.*	725,561	148,198
Ventia Services Group Pty. Ltd.	91,247	203,318
Vicinity Ltd. (REIT)	412,719	536,450
Virgin Australia International Holdings Pty. Ltd. (r)*	190,064	—
Viva Energy Group Ltd. (m)	120,774	196,601
Washington H Soul Pattinson & Co. Ltd.	26,672	564,925
Waypoint REIT Ltd. (REIT)	71,662	103,348
WEB Travel Group Ltd.*	41,868	118,946
Wesfarmers Ltd.	121,037	5,358,731
West African Resources Ltd.*	121,565	107,973
Westgold Resources Ltd.	100,593	176,202
Westpac Banking Corp.	366,726	7,336,157
Whitehaven Coal Ltd.	89,233	342,431
WiseTech Global Ltd.	19,978	1,496,953
Woodside Energy Group Ltd.	202,523	3,083,650
Woolworths Group Ltd.	130,296	2,458,918
Worley Ltd.	52,485	445,053
Yancoal Australia Ltd. (x)	42,252	169,987
Zip Co. Ltd.*	139,256	255,130

		161,870,023

Austria (0.1%)
Mondi plc	72,222	1,077,744

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	189,826	9,487,458

Brazil (0.0%)†
Karoon Energy Ltd.	83,126	71,517

Burkina Faso (0.0%)†
Endeavour Mining plc	32,746	584,175

Chile (0.1%)
Antofagasta plc	56,626	1,127,152

China (0.6%)
Prosus NV	272,564	10,827,563

Finland (0.7%)
Nokia OYJ	1,006,352	4,456,717
Nordea Bank Abp	648,689	7,037,990

		11,494,707

France (12.5%)
Air Liquide SA	107,003	17,392,865
Airbus SE	108,886	17,457,569
AXA SA	341,592	12,143,723
BNP Paribas SA	197,553	12,118,501
Cie de Saint-Gobain SA	93,263	8,279,175
Danone SA	119,196	8,040,313
EssilorLuxottica SA	57,316	13,987,755
Hermes International SCA	6,501	15,636,489
Kering SA	13,169	3,249,994
L’Oreal SA	44,591	15,789,910
LVMH Moet Hennessy Louis Vuitton SE	47,292	31,131,504
Pernod Ricard SA	36,616	4,134,227
Safran SA	69,986	15,376,189
TotalEnergies SE	419,099	23,169,182
Vinci SA	109,157	11,277,630

		209,185,026

Germany (11.0%)
adidas AG	33,308	8,180,692
Allianz SE (Registered)	72,485	22,215,678
BASF SE	165,156	7,263,443
Bayer AG (Registered)	181,792	3,636,725
Bayerische Motoren Werke AG	55,189	4,511,935
Deutsche Boerse AG	34,844	8,028,948
Deutsche Post AG	184,326	6,488,583
Deutsche Telekom AG (Registered)	662,696	19,832,558
Infineon Technologies AG	241,653	7,860,041

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Mercedes-Benz Group AG	128,402	$7,155,638
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	24,752	12,474,944
SAP SE	188,955	46,248,413
Siemens AG (Registered)	139,153	27,177,607
Volkswagen AG (Preference) (q)	38,157	3,519,099

		184,594,304

Hong Kong (0.2%)
Prudential plc	439,804	3,507,262

Indonesia (0.0%)†
Nickel Industries Ltd.	224,203	114,486

Italy (2.9%)
Coca-Cola HBC AG	33,482	1,145,148
Enel SpA	1,437,491	10,253,755
Eni SpA	391,894	5,315,802
Ferrari NV	21,437	9,158,004
Intesa Sanpaolo SpA	2,705,747	10,825,338
UniCredit SpA	287,071	11,456,440

		48,154,487

Japan (25.2%)
77 Bank Ltd. (The)	5,460	157,564
ABC-Mart, Inc.	11,100	224,095
Acom Co. Ltd.	36,258	87,841
ADEKA Corp.	5,816	103,723
Advantest Corp.	52,869	3,044,971
Aeon Co. Ltd.	65,639	1,535,618
Aeon Delight Co. Ltd.	2,300	63,250
AEON Financial Service Co. Ltd.	10,296	83,036
Aeon Hokkaido Corp.	6,749	37,884
Aeon Mall Co. Ltd. (x)	9,610	123,821
AGC, Inc.	16,996	496,442
Ai Holdings Corp.	4,238	57,135
Aica Kogyo Co. Ltd.	4,388	91,763
Aichi Financial Group, Inc.	5,726	90,842
Aichi Steel Corp.	2,010	65,772
Aiful Corp.	20,636	43,914
Ain Holdings, Inc.	2,727	75,065
Air Water, Inc.	14,881	179,761
Airtrip Corp. (x)	8,559	61,612
Aisan Industry Co. Ltd.	7,700	85,569
Aisin Corp.	40,680	454,847
Ajinomoto Co., Inc.	38,215	1,556,116
Alfresa Holdings Corp.	21,104	288,967
Alpen Co. Ltd. (x)	4,000	53,220
Alpha Systems, Inc.	3,196	67,965
Alps Alpine Co. Ltd.	16,017	162,335
Amada Co. Ltd.	27,419	264,794
Amano Corp.	5,299	143,321
Amvis Holdings, Inc.	4,377	20,176
ANA Holdings, Inc.	45,238	820,441
Anritsu Corp.	11,754	104,250
Aozora Bank Ltd. (x)	10,221	160,615
Appier Group, Inc.	8,814	80,778
Arclands Corp.	3,733	40,225
ARE Holdings, Inc.	5,730	61,936
Argo Graphics, Inc.	3,309	105,225
Ariake Japan Co. Ltd.	1,540	54,490
Artience Co. Ltd.	1,695	33,670
As One Corp.	5,908	98,806
Asahi Group Holdings Ltd.	125,655	1,317,460
Asahi Intecc Co. Ltd.	21,990	356,887
Asahi Kasei Corp.	115,868	798,678
Asics Corp.	60,744	1,184,342
ASKUL Corp.	4,548	48,451
Astellas Pharma, Inc.	149,430	1,447,790
Autobacs Seven Co. Ltd.	5,122	47,664
Awa Bank Ltd. (The)	2,224	38,437
Axial Retailing, Inc.	8,516	49,598
Azbil Corp.	47,328	364,737
AZ-COM MARUWA Holdings, Inc.	4,260	29,881
Bandai Namco Holdings, Inc.	47,836	1,139,289
Base Co. Ltd.	2,953	53,500
BayCurrent, Inc.	13,549	454,982
Bic Camera, Inc. (x)	10,045	108,501
BIPROGY, Inc.	5,369	161,674
BML, Inc.	2,892	53,228
Bridgestone Corp.	50,963	1,714,847
Brother Industries Ltd.	22,856	387,638
Bunka Shutter Co. Ltd.	6,786	83,285
Calbee, Inc.	7,612	151,946
Canon Electronics, Inc.	2,833	42,777
Canon Marketing Japan, Inc.	3,480	113,577
Canon, Inc.	86,583	2,812,935
Capcom Co. Ltd.	34,230	747,058
Central Glass Co. Ltd.	3,878	81,230
Central Japan Railway Co.	67,460	1,264,135
Change Holdings, Inc. (x)	12,222	91,939
Chiba Bank Ltd. (The)	45,706	354,679
Chofu Seisakusho Co. Ltd.	3,200	39,232
Chubu Electric Power Co., Inc.	61,364	642,403
Chudenko Corp.	4,078	86,399
Chugai Pharmaceutical Co. Ltd.	51,909	2,286,102
Chugin Financial Group, Inc.	13,443	139,852
Chugoku Electric Power Co., Inc. (The) (x)	24,265	139,792
Citizen Watch Co. Ltd.	16,406	96,583
CKD Corp.	4,836	78,211
Cleanup Corp.	10,500	43,253
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	224,999
Colowide Co. Ltd. (x)	5,764	62,367
COMSYS Holdings Corp.	10,500	214,286
Comture Corp.	3,705	53,223
Concordia Financial Group Ltd.	96,536	533,778
Cosel Co. Ltd.	4,700	31,689
Cosmo Energy Holdings Co. Ltd.	5,287	231,001
Cosmos Pharmaceutical Corp.	3,986	169,767
Create Restaurants Holdings, Inc.	11,134	82,511
Create SD Holdings Co. Ltd.	2,762	49,191
Credit Saison Co. Ltd.	13,432	311,543
Curves Holdings Co. Ltd.	10,714	52,890
CyberAgent, Inc.	39,456	272,405
Cybozu, Inc.*	27	491
Dai Nippon Printing Co. Ltd.	40,046	561,515
Daicel Corp.	22,828	202,072
Daido Steel Co. Ltd.	1,822	13,638
Daiei Kankyo Co. Ltd.	5,958	108,960
Daifuku Co. Ltd.	27,252	563,343
Daihen Corp. (x)	2,153	108,914
Daiho Corp.	1,428	30,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Dai-ichi Life Holdings, Inc.	77,596	$2,063,835
Daiichi Sankyo Co. Ltd.	158,788	4,359,693
Daiki Aluminium Industry Co. Ltd.	6,333	42,403
Daikin Industries Ltd.	22,066	2,588,098
Daio Paper Corp. (x)	8,061	42,611
Daiseki Co. Ltd.	2,316	52,705
Daishi Hokuetsu Financial Group, Inc.	6,376	116,993
Daito Trust Construction Co. Ltd.	5,449	606,184
Daiwa House Industry Co. Ltd.	49,646	1,521,794
Daiwa Securities Group, Inc.	121,877	802,440
Daiwabo Holdings Co. Ltd.	8,725	169,716
DCM Holdings Co. Ltd.	10,117	92,069
DeNA Co. Ltd.	8,681	171,053
Denka Co. Ltd.	5,919	83,329
Denso Corp.	177,951	2,472,279
Dentsu Group, Inc.	18,243	438,656
Dentsu Soken, Inc.	2,820	104,701
Descente Ltd. (x)	2,954	81,103
Dexerials Corp.	16,359	252,165
DIC Corp.	8,900	189,990
Digital Arts, Inc.	1,151	43,770
Digital Garage, Inc.	3,387	82,401
dip Corp.	2,786	43,932
Disco Corp.	8,440	2,265,252
DMG Mori Co. Ltd.	11,229	181,302
Doutor Nichires Holdings Co. Ltd.	5,044	74,725
Dowa Holdings Co. Ltd.	5,600	156,813
DTS Corp.	4,573	121,211
Duskin Co. Ltd.	4,370	103,121
DyDo Group Holdings, Inc.	4,246	89,030
Earth Corp.	1,236	43,886
East Japan Railway Co.	93,621	1,654,290
Ebara Corp.	35,025	537,228
EDION Corp.	43	489
Eiken Chemical Co. Ltd.	478	6,483
Eisai Co. Ltd.	21,105	577,036
Eizo Corp.	5,266	72,960
Elan Corp.	9,238	43,078
Elecom Co. Ltd.	4,016	37,794
Electric Power Development Co. Ltd.	14,178	230,923
Elematec Corp.	7,571	114,430
ENEOS Holdings, Inc.	285,393	1,484,591
en-Japan, Inc.	2,579	34,704
euglena Co. Ltd.*	49,218	129,153
Exedy Corp.	3,400	94,630
EXEO Group, Inc.	19,600	214,778
Ezaki Glico Co. Ltd.	4,571	136,353
FANUC Corp. (x)	81,180	2,123,768
Fast Retailing Co. Ltd.	10,055	3,400,444
Financial Partners Group Co. Ltd.	5,886	108,221
Food & Life Cos. Ltd.	9,290	195,797
FP Corp.	3,160	55,999
Fudo Tetra Corp.	6,411	86,635
Fuji Co. Ltd. (x)	3,941	51,536
Fuji Corp.	5,877	89,042
Fuji Electric Co. Ltd.	9,979	534,812
Fuji Kyuko Co. Ltd.	2,194	31,015
Fuji Media Holdings, Inc.	20,394	223,154
Fuji Oil Holdings, Inc.	4,030	90,610
Fuji Seal International, Inc.	4,473	71,849
Fuji Soft, Inc.	4,651	292,859
FUJIFILM Holdings Corp.	101,443	2,107,790
Fujikura Ltd.	21,309	872,561
Fujimi, Inc.	6,846	103,322
Fujitec Co. Ltd.	5,445	210,861
Fujitsu General Ltd.	4,465	65,634
Fujitsu Ltd.	157,860	2,776,119
Fukui Computer Holdings, Inc.	1,895	36,677
Fukuoka Financial Group, Inc.	16,400	410,740
Fukushima Galilei Co. Ltd.	4,744	79,207
Fukuyama Transporting Co. Ltd.	2,128	49,887
FULLCAST Holdings Co. Ltd.	4,492	42,326
Funai Soken Holdings, Inc.	3,831	58,163
Furukawa Electric Co. Ltd.	5,789	241,582
Fuso Chemical Co. Ltd.	1,687	37,818
Futaba Industrial Co. Ltd.	9,500	43,149
Future Corp.	8,216	96,220
Fuyo General Lease Co. Ltd.	1,985	146,620
G-7 Holdings, Inc.	5,406	50,472
Genky DrugStores Co. Ltd.	3,812	75,355
Geo Holdings Corp.	6,023	62,787
Giken Ltd.	5,478	61,448
GLOBERIDE, Inc.	2,998	36,800
Glory Ltd.	4,557	74,645
GMO GlobalSign Holdings KK	3,313	49,326
GMO Payment Gateway, Inc.	3,903	196,100
Goldwin, Inc. (x)	2,916	162,877
Gree, Inc.	19,104	55,097
GS Yuasa Corp.	5,471	91,120
GungHo Online Entertainment, Inc.*	4,739	99,881
Gunma Bank Ltd. (The)	29,571	197,692
Gunze Ltd.	2,242	77,469
H2O Retailing Corp.	14,548	211,780
Hachijuni Bank Ltd. (The)	43,000	274,462
Hakuhodo DY Holdings, Inc.	27,115	205,329
Hamamatsu Photonics KK	26,724	296,908
Hankyu Hanshin Holdings, Inc.	22,548	586,913
Hanwa Co. Ltd.	3,585	112,383
Haseko Corp.	16,475	211,826
Hazama Ando Corp.	13,771	104,122
Heiwa Corp.	4,550	70,331
Heiwa Real Estate Co. Ltd.	3,878	107,068
Heiwado Co. Ltd.	2,453	35,762
Hikari Tsushin, Inc.	1,831	398,921
Hino Motors Ltd.*	22,963	81,815
Hioki EE Corp.	1,430	67,973
Hirogin Holdings, Inc.	22,190	163,888
Hirose Electric Co. Ltd.	2,789	328,821
HIS Co. Ltd.*	3,292	30,198
Hisamitsu Pharmaceutical Co., Inc.	3,740	96,692
Hitachi Construction Machinery Co. Ltd.	6,567	145,214
Hitachi Ltd.	436,304	10,741,654
Hokkaido Electric Power Co., Inc. (x)	22,712	119,283
Hokkaido Gas Co. Ltd.	8,550	30,187
Hokkoku Financial Holdings, Inc.	1,084	36,705
Hokuetsu Corp. (x)	10,903	105,251
Hokuhoku Financial Group, Inc.	10,686	130,271
Hokuriku Electric Power Co.	17,392	94,605
Honda Motor Co. Ltd.	398,459	3,724,458
Horiba Ltd.	3,816	218,670
Hoshizaki Corp.	11,077	437,089

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Hosiden Corp.	6,570	$95,793
House Foods Group, Inc.	5,762	105,826
Hoya Corp.	32,960	4,100,725
Hulic Co. Ltd.	40,493	350,674
Hyakugo Bank Ltd. (The)	17,673	70,314
Hyakujushi Bank Ltd. (The)	2,900	59,886
Ibiden Co. Ltd.	10,054	300,368
Ichibanya Co. Ltd.	6,340	41,166
Ichigo, Inc. (x)	44,705	105,722
Idec Corp.	3,977	62,792
Idemitsu Kosan Co. Ltd.	78,352	511,688
IDOM, Inc.	10,714	76,892
IHI Corp.	12,915	753,964
Iida Group Holdings Co. Ltd.	15,482	232,786
Iino Kaiun Kaisha Ltd.	12,669	93,836
Inaba Denki Sangyo Co. Ltd.	6,062	149,795
Inabata & Co. Ltd.	2,307	48,570
Infomart Corp.	19,428	37,633
INFRONEER Holdings, Inc.	20,727	160,032
Inpex Corp.	72,014	901,157
Insource Co. Ltd.	9,158	65,136
Internet Initiative Japan, Inc.	9,252	174,484
IR Japan Holdings Ltd.	6,362	30,022
Iriso Electronics Co. Ltd.	1,764	30,004
Isetan Mitsukoshi Holdings Ltd.	29,788	511,509
Isuzu Motors Ltd.	53,195	721,697
Ito En Ltd.	6,216	139,744
ITOCHU Corp.	119,311	5,878,821
Itoham Yonekyu Holdings, Inc.	2,537	63,836
Iwatani Corp. (x)	15,176	173,385
Iyogin Holdings, Inc.	24,000	231,958
Izumi Co. Ltd.	3,455	70,579
J Front Retailing Co. Ltd. (x)	22,829	304,544
JAC Recruitment Co. Ltd.	16,260	72,465
Jaccs Co. Ltd.	1,844	45,482
JAFCO Group Co. Ltd.	5,476	74,934
Japan Airlines Co. Ltd.	40,833	643,664
Japan Airport Terminal Co. Ltd.	6,373	201,210
Japan Aviation Electronics Industry Ltd.	3,585	67,156
Japan Cash Machine Co. Ltd. (x)	6,102	39,827
Japan Elevator Service Holdings Co. Ltd.	4,050	74,463
Japan Exchange Group, Inc.	98,295	1,093,650
Japan Lifeline Co. Ltd.	7,771	67,885
Japan Material Co. Ltd.	5,450	57,974
Japan Petroleum Exploration Co. Ltd.	14,050	101,102
Japan Post Bank Co. Ltd.	136,167	1,292,026
Japan Post Holdings Co. Ltd.	193,147	1,817,228
Japan Post Insurance Co. Ltd.	19,609	358,727
Japan Pulp & Paper Co. Ltd.	25,430	109,952
Japan Securities Finance Co. Ltd.	6,741	87,342
Japan Steel Works Ltd. (The)	5,779	208,995
Japan Tobacco, Inc.	103,866	2,673,492
Japan Wool Textile Co. Ltd. (The)	5,449	44,891
JCU Corp.	1,541	37,273
Jeol Ltd.	3,266	115,003
JFE Holdings, Inc.	52,149	585,942
JGC Holdings Corp.	18,595	153,956
JMDC, Inc.	2,736	67,671
Joyful Honda Co. Ltd.	6,398	74,945
JTEKT Corp.	17,798	131,946
Juroku Financial Group, Inc.	3,200	86,404
JVCKenwood Corp.	19,300	213,720
Kadokawa Corp.	9,702	193,634
Kagome Co. Ltd.	8,701	163,775
Kajima Corp.	40,971	743,875
Kakaku.com, Inc.	13,130	200,320
Kaken Pharmaceutical Co. Ltd.	2,834	81,012
Kameda Seika Co. Ltd.	1,676	44,397
Kamigumi Co. Ltd.	8,622	186,792
Kanadevia Corp.	13,019	80,778
Kanamoto Co. Ltd.	2,948	62,922
Kandenko Co. Ltd.	10,349	151,528
Kaneka Corp.	6,200	146,794
Kanematsu Corp.	8,108	134,707
Kansai Electric Power Co., Inc. (The)	70,668	787,872
Kansai Paint Co. Ltd. (x)	18,311	261,988
Kao Corp.	41,450	1,676,046
Kappa Create Co. Ltd. (x)	4,080	41,294
Kasumigaseki Capital Co. Ltd. (x)	1,085	91,225
Katitas Co. Ltd.	5,812	83,144
Kato Sangyo Co. Ltd.	2,563	73,172
Kawasaki Heavy Industries Ltd.	14,020	639,947
Kawasaki Kisen Kaisha Ltd. (x)	42,996	616,000
KDDI Corp.	123,445	3,936,602
KeePer Technical Laboratory Co. Ltd. (x)	2,208	66,780
Keihan Holdings Co. Ltd.	8,105	170,490
Keihanshin Building Co. Ltd.	3,858	40,321
Keikyu Corp. (x)	24,606	203,377
Keio Corp.	8,634	209,529
Keisei Electric Railway Co. Ltd.(x)	32,853	294,139
Keiyo Bank Ltd. (The)	17,682	88,462
Kewpie Corp.	9,180	194,953
Key Coffee, Inc.	4,000	51,928
Keyence Corp.	16,783	6,884,079
KH Neochem Co. Ltd.	3,353	43,118
Kikkoman Corp.	60,880	674,367
Kinden Corp.	15,000	287,911
Kintetsu Department Store Co. Ltd.	2,816	37,120
Kintetsu Group Holdings Co. Ltd.	17,144	359,001
Kirin Holdings Co. Ltd.	70,527	915,553
Kissei Pharmaceutical Co. Ltd.	3,193	84,015
Ki-Star Real Estate Co. Ltd.	2,056	56,000
Kitano Construction Corp.	1	29
Kitz Corp.	6,541	46,949
Koa Corp. (x)	13,134	82,478
Kobayashi Pharmaceutical Co. Ltd.	4,615	182,217
Kobe Bussan Co. Ltd.	14,292	314,095
Kobe Steel Ltd. (x)	33,016	328,885
Koei Tecmo Holdings Co. Ltd. (x)	11,028	129,248
Kohnan Shoji Co. Ltd.	2,315	52,950
Koito Manufacturing Co. Ltd.	19,178	242,314
Kokusai Electric Corp. (x)	11,847	157,938
Kokuyo Co. Ltd.	7,982	141,304
Komatsu Ltd.	85,527	2,353,544
KOMEDA Holdings Co. Ltd. (x)	4,896	88,006
Komeri Co. Ltd.	3,475	72,737
Komori Corp.	7,900	60,106
Konami Group Corp.	6,302	586,440
Konica Minolta, Inc.	43,791	182,757
Konoike Transport Co. Ltd.	6,036	117,756

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Kosaido Holdings Co. Ltd.	14,890	$47,410
Kose Corp.	3,360	152,468
Koshidaka Holdings Co. Ltd. (x)	10,956	78,321
Kotobuki Spirits Co. Ltd.	8,160	112,996
K’s Holdings Corp. (x)	17,800	158,813
Kubota Corp.	90,523	1,047,175
Kumagai Gumi Co. Ltd.	3,271	82,143
Kumiai Chemical Industry Co. Ltd.	9,350	44,454
Kura Sushi, Inc. (x)	3,446	63,148
Kuraray Co. Ltd.	28,183	403,591
Kureha Corp.	3,963	72,050
Kurita Water Industries Ltd.	9,006	313,838
Kusuri no Aoki Holdings Co. Ltd.	4,806	99,457
KYB Corp.	3,846	71,323
Kyocera Corp.	104,876	1,041,837
Kyoei Steel Ltd.	7,738	89,487
Kyoritsu Maintenance Co. Ltd.	5,340	98,525
Kyoto Financial Group, Inc.	21,664	319,088
Kyowa Kirin Co. Ltd.	20,521	308,172
Kyudenko Corp.	3,588	117,233
Kyushu Electric Power Co., Inc.	39,593	353,253
Kyushu Financial Group, Inc.	34,349	156,868
Kyushu Railway Co.	11,748	285,120
Lasertec Corp.	7,782	735,093
Leopalace21 Corp.	15,452	57,693
Life Corp.	3,042	67,691
Link And Motivation, Inc.	10,606	39,606
Lintec Corp.	4,900	94,335
Lion Corp.	21,636	241,940
LITALICO, Inc. (x)	3,942	22,345
Lixil Corp.	29,006	316,644
LY Corp.	255,834	677,665
M&A Capital Partners Co. Ltd. (x)	5,986	101,076
M&A Research Institute Holdings, Inc.*	8,895	113,923
M3, Inc.	33,824	295,788
Mabuchi Motor Co. Ltd.	9,052	128,452
Macnica Holdings, Inc.	13,743	158,974
Maeda Kosen Co. Ltd.	6,346	78,338
Makino Milling Machine Co. Ltd.	2,098	142,288
Makita Corp.	22,583	688,455
Mandom Corp.	4,260	34,611
Mani, Inc. (x)	8,732	99,721
Marubeni Corp.	149,832	2,248,257
Maruha Nichiro Corp.	3,726	71,653
Marui Group Co. Ltd.	15,023	238,159
Maruichi Steel Tube Ltd.	7,800	172,101
MARUKA FURUSATO Corp.	3,674	60,253
Maruwa Co. Ltd.	889	268,661
Marvelous, Inc.	10,228	37,852
Matsuda Sangyo Co. Ltd.	4,000	81,569
Matsui Securities Co. Ltd.	14,747	76,213
MatsukiyoCocokara & Co.	34,299	499,332
Matsuya Co. Ltd.	7,173	46,528
Max Co. Ltd.	4,510	100,049
Maxell Ltd.	5,700	67,141
Mazda Motor Corp.	57,715	391,300
Mebuki Financial Group, Inc.	77,629	313,956
Media Do Co. Ltd. (x)	9,544	85,938
Medipal Holdings Corp.	17,687	266,877
Medley, Inc.*	1,414	34,100
MedPeer, Inc.	9,655	28,563
Megachips Corp.	3,355	133,586
Megmilk Snow Brand Co. Ltd.	3,437	60,155
Meidensha Corp.	4,400	120,442
Meiji Holdings Co. Ltd.	21,858	444,413
Meiko Electronics Co. Ltd.	2,286	131,575
MEITEC Group Holdings, Inc.	5,817	109,096
Melco Holdings, Inc.	2,177	30,573
Menicon Co. Ltd.	890	7,846
Mercari, Inc. (x)*	10,481	118,399
METAWATER Co. Ltd.	3,652	42,012
Micronics Japan Co. Ltd.	3,035	71,103
Milbon Co. Ltd.	2,308	51,253
Minebea Mitsumi, Inc.	30,892	496,813
Mirait One Corp.	7,953	115,683
Miroku Jyoho Service Co. Ltd.	2,998	37,447
MISUMI Group, Inc.	26,577	409,208
Mitani Sekisan Co. Ltd.	1,611	56,326
Mitsubishi Chemical Group Corp.	125,208	630,647
Mitsubishi Corp.	327,601	5,365,205
Mitsubishi Electric Corp.	172,340	2,909,467
Mitsubishi Estate Co. Ltd.	95,702	1,321,718
Mitsubishi Gas Chemical Co., Inc.	14,524	258,101
Mitsubishi HC Capital, Inc.	82,822	548,188
Mitsubishi Heavy Industries Ltd.	296,298	4,130,851
Mitsubishi Logisnext Co. Ltd.	11,132	136,714
Mitsubishi Logistics Corp.	20,080	146,801
Mitsubishi Materials Corp. (x)	14,300	216,337
Mitsubishi Motors Corp. (x)	75,000	251,134
Mitsubishi Pencil Co. Ltd.	3,972	57,880
Mitsubishi Research Institute, Inc.	2,488	76,291
Mitsubishi Shokuhin Co. Ltd.	2,092	66,320
Mitsubishi UFJ Financial Group, Inc.	1,083,586	12,694,393
Mitsui & Co. Ltd.	260,436	5,410,895
Mitsui Chemicals, Inc.	14,798	323,231
Mitsui Fudosan Co. Ltd.	232,083	1,848,151
Mitsui High-Tec, Inc. (x)	9,160	47,570
Mitsui Mining & Smelting Co. Ltd.	5,900	172,680
Mitsui OSK Lines Ltd.	31,842	1,106,637
Mitsuuroko Group Holdings Co. Ltd. (x)	11,541	131,064
Miura Co. Ltd.	8,004	200,370
MIXI, Inc.	3,456	66,678
Mizuho Financial Group, Inc.	223,015	5,453,415
Mizuho Leasing Co. Ltd.	9,980	66,933
Mizuno Corp.	2,073	117,022
Mochida Pharmaceutical Co. Ltd.	2,534	56,395
Modec, Inc.	6,780	143,982
Monex Group, Inc.	14,185	85,685
Money Forward, Inc.*	4,020	122,107
Monogatari Corp. (The) (x)	2,978	65,564
MonotaRO Co. Ltd.	23,996	406,438
Morinaga & Co. Ltd.	8,494	146,235
Morinaga Milk Industry Co. Ltd.	7,816	145,159
Morita Holdings Corp.	3,388	46,633
MOS Food Services, Inc.	3,648	85,767
MS&AD Insurance Group Holdings, Inc.	121,081	2,639,048
Murata Manufacturing Co. Ltd.	152,200	2,436,531
Musashi Seimitsu Industry Co. Ltd.	5,616	139,196
Nabtesco Corp.	11,042	194,876
Nachi-Fujikoshi Corp.	2,183	43,627
Nagase & Co. Ltd.	11,432	232,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Nagawa Co. Ltd.	1,145	$53,969
Nagoya Railroad Co. Ltd. (x)	17,631	195,658
Namura Shipbuilding Co. Ltd. (x)	6,921	75,494
Nankai Electric Railway Co. Ltd.	9,800	153,764
Nanto Bank Ltd. (The)	2,711	55,509
NEC Corp.	23,964	2,061,539
NEC Networks & System Integration Corp. (x)	6,683	139,069
NET One Systems Co. Ltd.	7,723	218,343
Nexon Co. Ltd.	38,447	574,547
Nextage Co. Ltd.	4,194	37,485
NGK Insulators Ltd.	22,442	283,835
NH Foods Ltd.	6,942	224,741
NHK Spring Co. Ltd.	14,535	182,789
Nichias Corp.	4,359	153,682
Nichicon Corp.	10,871	75,113
Nichiha Corp.	3,077	56,823
Nichirei Corp.	9,587	253,529
Nidec Corp.	75,750	1,361,002
Nifco, Inc.	5,877	141,601
Nihon Kohden Corp.	15,936	216,688
Nihon Parkerizing Co. Ltd.	12,170	99,995
Nihon Yamamura Glass Co. Ltd.	5,562	58,253
Nikkon Holdings Co. Ltd.	10,982	141,763
Nikon Corp.	26,926	277,072
Nintendo Co. Ltd.	105,771	6,167,196
Nippn Corp.	4,887	67,822
Nippon Ceramic Co. Ltd.	1,836	29,735
Nippon Chemi-Con Corp. (x)*	18,314	112,055
Nippon Densetsu Kogyo Co. Ltd.	4,340	54,572
Nippon Electric Glass Co. Ltd.	6,101	129,544
Nippon Express Holdings, Inc.	18,171	275,238
Nippon Gas Co. Ltd.	8,442	115,913
Nippon Kanzai Holdings Co. Ltd.	4,458	75,697
Nippon Kayaku Co. Ltd.	10,745	87,280
Nippon Light Metal Holdings Co. Ltd.	5,252	51,595
Nippon Paint Holdings Co. Ltd.	74,356	480,095
Nippon Paper Industries Co. Ltd. (x)	9,600	53,121
Nippon Parking Development Co. Ltd.	46,787	63,395
Nippon Sanso Holdings Corp.	15,957	443,649
Nippon Sharyo Ltd.	3,791	53,614
Nippon Shinyaku Co. Ltd.	4,816	121,513
Nippon Shokubai Co. Ltd.	9,848	119,180
Nippon Signal Co. Ltd.	8,900	52,323
Nippon Soda Co. Ltd.	1,900	34,918
Nippon Steel Corp.	87,648	1,761,189
Nippon Telegraph & Telephone Corp.	5,004,704	5,009,054
Nippon Television Holdings, Inc.	13,631	235,943
Nippon Yusen KK	34,704	1,154,632
Nipro Corp.	13,900	131,762
Nishimatsu Construction Co. Ltd.	3,295	109,054
Nishimatsuya Chain Co. Ltd. (x)	6,093	90,995
Nishi-Nippon Financial Holdings, Inc.	10,611	136,533
Nishi-Nippon Railroad Co. Ltd.	5,600	80,394
Nissan Chemical Corp.	9,008	280,544
Nissan Motor Co. Ltd. (x)	236,553	709,660
Nissha Co. Ltd.	6,603	67,538
Nisshin Seifun Group, Inc.	18,778	218,959
Nisshinbo Holdings, Inc.	12,062	68,602
Nissin Foods Holdings Co. Ltd.	21,295	514,358
Nissui Corp.	20,317	115,338
Niterra Co. Ltd.	14,152	451,614
Nitori Holdings Co. Ltd.	6,542	776,026
Nitta Corp.	1,728	40,648
Nitto Boseki Co. Ltd.	2,757	110,829
Nitto Denko Corp.	55,965	937,471
Nitto Kogyo Corp.	2,395	43,834
NOF Corp.	19,779	274,567
Nohmi Bosai Ltd.	4,847	101,977
Nojima Corp.	7,218	104,806
NOK Corp.	6,744	105,279
Nomura Co. Ltd.	11,318	64,140
Nomura Holdings, Inc.	281,320	1,638,658
Nomura Micro Science Co. Ltd. (x)	3,627	52,428
Nomura Real Estate Holdings, Inc.	10,820	266,062
Nomura Research Institute Ltd.	37,740	1,117,468
Noritsu Koki Co. Ltd.	3,829	125,072
Noritz Corp.	4,795	50,408
North Pacific Bank Ltd.	27,366	78,756
NPR-RIKEN Corp.	3,200	51,739
NS Solutions Corp.	5,888	151,414
NSD Co. Ltd.	5,948	127,117
NSK Ltd.	30,498	131,950
NTN Corp.	37,117	59,418
NTT Data Group Corp.	44,542	846,974
Nxera Pharma Co. Ltd.*	5,980	39,451
Obara Group, Inc.	1,415	35,896
Obayashi Corp.	56,756	750,603
OBIC Business Consultants Co. Ltd.	2,838	124,245
Obic Co. Ltd.	31,241	931,678
Odakyu Electric Railway Co. Ltd. (x)	28,087	257,942
Ogaki Kyoritsu Bank Ltd. (The)	2,098	25,637
Ohsho Food Service Corp.	2,223	42,922
Oiles Corp.	4,560	71,493
Oji Holdings Corp.	68,133	261,473
Okamoto Industries, Inc.	2,906	105,979
Okamura Corp.	6,912	90,095
Okasan Securities Group, Inc.	21,773	87,674
Oki Electric Industry Co. Ltd.	8,423	56,646
OKUMA Corp.	2,346	50,059
Okumura Corp.	2,739	68,266
Olympus Corp.	97,382	1,452,006
Omron Corp.	15,526	521,945
Ono Pharmaceutical Co. Ltd.	36,152	375,082
Onward Holdings Co. Ltd.	15,000	55,999
Open House Group Co. Ltd.	5,846	196,876
Open Up Group, Inc.	4,768	53,838
Optex Group Co. Ltd.	5,977	65,958
Optorun Co. Ltd.	5,119	60,565
Oracle Corp.	3,300	316,076
Organo Corp.	2,229	114,299
Orient Corp.	6,542	34,998
Oriental Land Co. Ltd.	102,670	2,218,813
ORIX Corp.	101,966	2,182,556
Osaka Gas Co. Ltd.	34,309	750,422
Osaka Organic Chemical Industry Ltd.	3,454	62,695
Osaka Soda Co. Ltd.	8,950	112,533
Otsuka Corp.	19,060	435,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Otsuka Holdings Co. Ltd.	42,539	$2,307,908
PAL GROUP Holdings Co. Ltd.	5,007	97,055
PALTAC Corp.	3,995	110,145
Pan Pacific International Holdings Corp.	35,284	958,700
Panasonic Holdings Corp.	204,905	2,132,059
Paramount Bed Holdings Co. Ltd.	3,001	51,417
Park24 Co. Ltd.	10,900	152,363
Pasona Group, Inc.	3,788	48,913
PeptiDream, Inc.*	8,788	146,053
Persol Holdings Co. Ltd.	180,660	269,407
PHC Holdings Corp. (x)	4,990	30,375
Pigeon Corp.	10,057	92,823
PILLAR Corp.	3,146	85,530
Pilot Corp.	3,440	105,941
Piolax, Inc.	4,502	72,290
Pola Orbis Holdings, Inc.	8,224	74,661
Pressance Corp.	6,138	77,554
Prestige International, Inc.	10,559	45,443
Prima Meat Packers Ltd.	3,652	51,433
Raito Kogyo Co. Ltd.	6,051	85,035
Rakus Co. Ltd.	8,231	95,997
Rakuten Bank Ltd.*	7,719	216,502
Rakuten Group, Inc.*	122,910	663,005
Recruit Holdings Co. Ltd.	134,551	9,377,272
Relo Group, Inc. (x)	8,020	97,533
Renesas Electronics Corp.*	130,761	1,665,902
Rengo Co. Ltd.	15,192	84,224
RENOVA, Inc.*	5,261	25,826
Resona Holdings, Inc.	204,059	1,482,615
Resonac Holdings Corp.	16,494	414,876
Resorttrust, Inc.	7,178	142,535
Ricoh Co. Ltd.	46,040	524,528
Ricoh Leasing Co. Ltd.	1,550	51,346
Riken Keiki Co. Ltd.	4,281	103,681
Rinnai Corp.	11,100	228,399
Riso Kyoiku Co. Ltd.	22,934	43,992
Rohm Co. Ltd.	30,360	286,893
Rohto Pharmaceutical Co. Ltd.	16,720	303,277
Roland Corp.	1,717	42,547
Rorze Corp. (x)	8,920	84,943
Round One Corp. (x)	18,870	155,106
RS Technologies Co. Ltd.	3,414	74,079
Ryohin Keikaku Co. Ltd.	21,429	485,703
Saizeriya Co. Ltd. (x)	2,656	89,928
Sakai Moving Service Co. Ltd.	3,080	48,197
Sakata Seed Corp.	2,341	51,368
SAMTY HOLDINGS Co. Ltd. (x)	3,211	66,705
San ju San Financial Group, Inc.	2,610	37,590
San-A Co. Ltd.	3,652	66,945
San-Ai Obbli Co. Ltd.	7,598	91,474
Sangetsu Corp.	3,239	61,623
San-In Godo Bank Ltd. (The)	5,829	46,481
Sankyo Co. Ltd.	17,735	239,771
Sankyu, Inc.	4,962	171,453
Sanrio Co. Ltd.	15,519	541,414
Sansan, Inc.*	4,408	63,877
Santen Pharmaceutical Co. Ltd.	30,999	317,453
Sanwa Holdings Corp.	19,020	526,843
Sanyo Chemical Industries Ltd.	1,868	48,711
Sanyo Denki Co. Ltd.	1,435	82,466
Sanyo Special Steel Co. Ltd.	3,355	40,763
Sapporo Holdings Ltd.	6,302	332,072
Sato Holdings Corp.	5,385	74,998
Sawai Group Holdings Co. Ltd.	11,838	161,244
SBI Holdings, Inc.	26,709	668,097
SBS Holdings, Inc.	2,809	42,166
SCREEN Holdings Co. Ltd.	7,010	415,329
SCSK Corp.	12,294	258,040
Secom Co. Ltd.	35,098	1,186,716
Sega Sammy Holdings, Inc.	13,520	262,415
Seibu Holdings, Inc.	22,730	460,912
Seiko Epson Corp.	24,121	435,670
Seiko Group Corp.	4,175	128,409
Seino Holdings Co. Ltd.	10,346	156,068
Seiren Co. Ltd.	5,033	88,688
Sekisui Chemical Co. Ltd.	33,017	569,609
Sekisui House Ltd.	49,146	1,171,071
Sekisui Jushi Corp.	5,073	68,433
Senko Group Holdings Co. Ltd. (x)	10,158	95,978
Seven & i Holdings Co. Ltd.	196,072	3,070,363
Seven Bank Ltd.	59,186	117,180
SG Holdings Co. Ltd.	31,903	304,318
Sharp Corp.*	28,919	179,609
Shibuya Corp.	2,975	72,287
SHIFT, Inc. (x)*	1,134	129,992
Shiga Bank Ltd. (The)	2,831	70,637
Shikoku Electric Power Co., Inc.	18,249	142,363
Shikoku Kasei Holdings Corp.	5,724	74,796
Shimadaya Corp.	13,078	115,326
Shimadzu Corp.	24,146	679,217
Shimamura Co. Ltd.	5,000	279,006
Shimano, Inc.	7,143	964,288
Shimizu Corp.	57,596	455,392
Shimojima Co. Ltd.	5,300	44,914
Shin Nippon Biomedical Laboratories Ltd. (x)	4,508	47,466
Shin-Etsu Chemical Co. Ltd.	150,688	4,991,449
Shinko Electric Industries Co. Ltd.*	5,402	195,864
Shinmaywa Industries Ltd.	11,106	97,607
Shionogi & Co. Ltd.	55,810	782,422
Ship Healthcare Holdings, Inc.	5,252	73,577
Shiseido Co. Ltd.	35,968	632,784
Shizuoka Financial Group, Inc.	40,645	329,161
Shizuoka Gas Co. Ltd.	6,571	44,663
SHO-BOND Holdings Co. Ltd. (x)	4,612	152,345
Shoei Co. Ltd.	4,748	67,626
Showa Sangyo Co. Ltd.	2,573	46,220
Siix Corp.	7,281	55,326
Simplex Holdings, Inc.	1,627	25,544
Sintokogio Ltd.	7,500	44,887
SKY Perfect JSAT Holdings, Inc.	18,355	105,012
Skylark Holdings Co. Ltd.	24,496	380,435
SMC Corp.	5,135	2,002,269
SMS Co. Ltd.	6,512	64,570
Socionext, Inc.	16,882	265,765
SoftBank Corp.	2,691,993	3,386,740
SoftBank Group Corp.	84,453	4,873,419
Sohgo Security Services Co. Ltd.	31,635	216,731
Sojitz Corp.	18,298	373,372
Solasto Corp.	42,724	127,859
Sompo Holdings, Inc.	79,506	2,085,659

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Sony Group Corp.	587,479	$12,426,543
Sotetsu Holdings, Inc.	6,169	97,509
Square Enix Holdings Co. Ltd.	8,069	313,639
Stanley Electric Co. Ltd.	13,307	218,470
Starts Corp., Inc.	1,577	37,853
Strike Co. Ltd.	2,743	63,672
Subaru Corp.	52,689	929,969
Sugi Holdings Co. Ltd. (x)	9,816	153,684
SUMCO Corp.	32,710	242,656
Sumitomo Bakelite Co. Ltd.	4,992	121,163
Sumitomo Chemical Co. Ltd.	130,222	286,318
Sumitomo Corp.	109,290	2,352,671
Sumitomo Electric Industries Ltd.	63,561	1,135,621
Sumitomo Forestry Co. Ltd.	14,704	494,511
Sumitomo Heavy Industries Ltd.	10,441	212,424
Sumitomo Metal Mining Co. Ltd.	21,852	494,595
Sumitomo Mitsui Construction Co. Ltd.	15,803	41,465
Sumitomo Mitsui Financial Group, Inc.	344,681	8,310,343
Sumitomo Mitsui Trust Group, Inc.	62,048	1,454,497
Sumitomo Osaka Cement Co. Ltd.	3,791	79,385
Sumitomo Pharma Co. Ltd. (x)*	15,798	55,992
Sumitomo Realty & Development Co. Ltd.	26,880	833,679
Sumitomo Riko Co. Ltd.	10,079	103,455
Sumitomo Rubber Industries Ltd.	16,520	185,501
Sumitomo Warehouse Co. Ltd. (The)	5,783	102,700
Sundrug Co. Ltd.	6,166	157,470
Suntory Beverage & Food Ltd.	12,637	401,264
Suruga Bank Ltd.	11,788	84,399
Suzuken Co. Ltd.	7,488	224,541
Suzuki Motor Corp.	135,570	1,541,850
SWCC Corp.	3,116	148,694
Sysmex Corp.	45,183	829,821
Systena Corp.	23,296	53,416
T Hasegawa Co. Ltd.	3,525	69,118
T&D Holdings, Inc.	48,636	888,289
Tadano Ltd.	8,952	64,611
Taihei Dengyo Kaisha Ltd.	3,251	103,435
Taiheiyo Cement Corp.	12,822	289,074
Taikisha Ltd.	2,538	80,154
Taisei Corp.	14,918	626,271
Taiyo Holdings Co. Ltd.	3,818	98,734
Takamatsu Construction Group Co. Ltd.	3,899	69,251
Takara Bio, Inc.	4,701	31,162
Takara Holdings, Inc.	9,479	81,329
Takara Standard Co. Ltd.	6,958	74,368
Takasago Thermal Engineering Co. Ltd.	4,491	181,262
Takashimaya Co. Ltd. (x)	22,874	181,783
Takeda Pharmaceutical Co. Ltd.	151,513	3,992,708
Takeuchi Manufacturing Co. Ltd. (x)	3,225	100,882
Takuma Co. Ltd.	5,495	57,606
Tamron Co. Ltd.	3,214	90,720
Tamura Corp.	15,075	48,733
TBS Holdings, Inc.	11,930	303,460
TDK Corp.	146,335	1,887,563
TechMatrix Corp.	5,615	84,391
TechnoPro Holdings, Inc.	10,275	192,072
Teijin Ltd.	14,506	122,577
Terumo Corp.	112,220	2,161,730
THK Co. Ltd.	9,493	218,900
TIS, Inc.	18,861	444,694
TKC Corp.	2,570	61,816
Toagosei Co. Ltd.	10,197	97,593
TOBISHIMA HOLDINGS, Inc.	6,530	67,588
Tobu Railway Co. Ltd.	17,551	284,862
Toda Corp.	32,000	194,333
Toei Co. Ltd.	2,174	80,965
Toho Bank Ltd. (The)	26,176	48,686
Toho Co. Ltd.	10,791	420,130
Toho Gas Co. Ltd.	5,799	155,972
Toho Holdings Co. Ltd.	4,972	134,245
Toho Titanium Co. Ltd.	3,893	26,423
Tohoku Electric Power Co., Inc.	41,248	308,039
Tokai Carbon Co. Ltd.	15,000	86,563
Tokai Corp.	2,615	37,806
TOKAI Holdings Corp.	9,977	61,471
Tokai Rika Co. Ltd.	7,712	111,018
Token Corp.	853	67,833
Tokio Marine Holdings, Inc.	161,313	5,785,909
Tokuyama Corp.	6,205	102,913
Tokyo Century Corp.	12,872	129,880
Tokyo Electric Power Co. Holdings, Inc.*	123,527	368,713
Tokyo Electron Ltd. (x)	35,465	5,442,518
Tokyo Gas Co. Ltd.	32,618	905,682
Tokyo Metro Co. Ltd.*	28,012	286,049
Tokyo Ohka Kogyo Co. Ltd.	6,882	151,769
Tokyo Seimitsu Co. Ltd.	3,298	151,198
Tokyo Steel Manufacturing Co. Ltd.	9,358	88,482
Tokyo Tatemono Co. Ltd.	13,440	220,150
Tokyotokeiba Co. Ltd.	2,059	59,145
Tokyu Construction Co. Ltd.	14,461	66,250
Tokyu Corp.	46,695	498,639
Tokyu Fudosan Holdings Corp.	57,534	349,729
Tomy Co. Ltd.	9,500	272,020
Topcon Corp.	8,062	143,867
TOPPAN Holdings, Inc.	21,338	565,303
Toray Industries, Inc.	117,437	741,375
Toridoll Holdings Corp.	4,525	111,615
Torii Pharmaceutical Co. Ltd.	2,128	63,502
Toshiba TEC Corp.	2,627	59,884
Tosho Co. Ltd.	11,530	46,134
Tosoh Corp.	24,847	331,941
Totetsu Kogyo Co. Ltd.	1,687	35,838
TOTO Ltd.	12,927	310,334
Towa Corp. (x)	5,697	54,793
Towa Pharmaceutical Co. Ltd.	3,403	72,183
Toyo Seikan Group Holdings Ltd.	12,145	184,519
Toyo Suisan Kaisha Ltd.	7,652	519,172
Toyo Tire Corp.	11,244	174,669
Toyobo Co. Ltd.	9,549	58,417
Toyoda Gosei Co. Ltd.	5,066	88,544
Toyota Boshoku Corp.	5,878	76,072
Toyota Industries Corp.	14,488	1,167,411
Toyota Motor Corp. (x)	891,790	17,602,520
Toyota Tsusho Corp.	51,021	901,890
TPR Co. Ltd.	4,102	63,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Transcosmos, Inc.	3,331	$70,654
TRE Holdings Corp.	8,081	77,360
Trend Micro, Inc.*	8,105	437,389
Tri Chemical Laboratories, Inc.	2,576	46,236
Trusco Nakayama Corp.	3,910	57,888
TS Tech Co. Ltd.	8,940	101,443
TSI Holdings Co. Ltd. (x)	14,450	96,216
Tsubakimoto Chain Co.	7,779	95,733
Tsugami Corp.	7,561	73,972
Tsumura & Co.	5,336	158,871
Tsuruha Holdings, Inc.	3,954	218,461
TV Asahi Holdings Corp.	4,061	58,661
UACJ Corp.	4,186	140,789
UBE Corp.	10,241	156,809
Uchida Yoko Co. Ltd.	1,541	67,825
Ulvac, Inc.	4,000	153,996
U-Next Holdings Co. Ltd.	5,685	62,571
Unicharm Corp.	108,444	894,626
United Arrows Ltd.	2,708	46,159
United Super Markets Holdings, Inc. (x)	5,338	25,530
Ushio, Inc.	7,886	106,033
USS Co. Ltd.	35,606	311,600
UT Group Co. Ltd.	2,834	39,040
V Technology Co. Ltd.	7,027	106,131
Valor Holdings Co. Ltd.	4,076	56,770
Visional, Inc.*	2,145	108,702
Wacoal Holdings Corp.	3,211	109,698
Wacom Co. Ltd.	10,900	49,699
Weathernews, Inc.	2,816	68,693
Welcia Holdings Co. Ltd.	9,748	126,766
West Japan Railway Co.	43,272	764,714
WingArc1st, Inc.	5,403	128,416
Wowow, Inc.	12,967	82,097
Xebio Holdings Co. Ltd.	5,148	37,264
Yakult Honsha Co. Ltd.	25,208	477,200
Yamada Holdings Co. Ltd.	65,127	187,027
Yamaguchi Financial Group, Inc.	23,000	239,532
Yamaha Corp.	32,289	232,403
Yamaha Motor Co. Ltd.	78,513	691,514
YA-MAN Ltd. (x)	5,286	23,978
Yamato Holdings Co. Ltd.	23,993	269,235
Yamato Kogyo Co. Ltd.	4,045	189,551
Yamazaki Baking Co. Ltd.	13,933	259,423
Yamazen Corp.	9,283	81,968
Yaoko Co. Ltd.	2,104	126,379
Yaskawa Electric Corp.	19,929	508,179
Yellow Hat Ltd.	3,916	66,638
Yodogawa Steel Works Ltd.	3,034	107,466
Yokogawa Bridge Holdings Corp.	4,453	79,421
Yokogawa Electric Corp.	18,255	388,694
Yokohama Rubber Co. Ltd. (The)	9,294	198,382
Yoshinoya Holdings Co. Ltd.	6,683	131,689
Yuasa Trading Co. Ltd.	3,071	85,824
Zacros Corp.	2,520	69,005
Zenkoku Hosho Co. Ltd.	5,062	177,489
Zenrin Co. Ltd.	13,250	69,856
Zensho Holdings Co. Ltd.	9,793	555,010
Zeon Corp.	12,958	122,696
Zojirushi Corp.	6,115	69,064
ZOZO, Inc.	13,195	407,871
Zuken, Inc.	3,038	79,474

		420,899,022

Jordan (0.0%)†
Hikma Pharmaceuticals plc	26,485	660,811

Mexico (0.0%)†
Fresnillo plc	30,166	234,708

Netherlands (4.9%)
Adyen NV (m)*	5,480	8,157,070
ASML Holding NV	73,941	51,982,844
ING Groep NV	598,362	9,377,775
Koninklijke Ahold Delhaize NV	171,970	5,609,475
Wolters Kluwer NV	44,136	7,333,212

		82,460,376

New Zealand (0.2%)
a2 Milk Co. Ltd. (The)*	77,225	276,275
Auckland International Airport Ltd.	34,194	164,236
Chorus Ltd.	46,279	227,436
Fisher & Paykel Healthcare Corp. Ltd. (x)	18,715	404,848
Fletcher Building Ltd. (x)*	43,245	68,255
Xero Ltd.*	15,314	1,597,713

		2,738,763

Nigeria (0.0%)†
Airtel Africa plc (m)	166,474	236,752

Russia (0.0%)
Evraz plc (r)*	91,874	—

South Africa (0.4%)
Anglo American plc	203,607	6,025,732

Spain (2.9%)
Banco Bilbao Vizcaya Argentaria SA	1,066,463	10,441,584
Banco Santander SA	2,867,126	13,259,174
Iberdrola SA	1,075,093	14,811,346
Industria de Diseno Textil SA	205,658	10,574,851

		49,086,955

United Arab Emirates (0.0%)
NMC Health plc (r)*	14,124	—

United Kingdom (18.3%)
3i Group plc	151,977	6,780,867
Admiral Group plc	47,614	1,576,035
Ashtead Group plc	71,461	4,441,790
Associated British Foods plc	51,589	1,319,457
AstraZeneca plc	245,203	32,133,581
Auto Trader Group plc (m)	145,939	1,448,819
Aviva plc	442,208	2,595,278
BAE Systems plc	496,862	7,143,917
Barclays plc	2,370,945	7,959,191
Barratt Redrow plc	223,709	1,232,550
Beazley plc	104,428	1,067,438
Berkeley Group Holdings plc	16,212	791,536
British American Tobacco plc	327,377	11,803,486
British Land Co. plc (The) (REIT)	163,312	736,839
BT Group plc (x)	1,033,581	1,863,921
Bunzl plc	54,726	2,258,138
Centrica plc	839,983	1,404,904
Compass Group plc	278,655	9,286,339

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
ConvaTec Group plc (m)	270,442	$748,909
Croda International plc	22,815	966,827
DCC plc	16,129	1,037,863
Diageo plc	363,783	11,556,281
Diploma plc	21,917	1,166,110
DS Smith plc	225,100	1,527,371
easyJet plc	105,104	736,846
Entain plc	99,607	856,925
Games Workshop Group plc	5,384	897,125
Halma plc	62,200	2,093,875
Hargreaves Lansdown plc	62,157	854,402
Hiscox Ltd.	50,591	685,917
Howden Joinery Group plc	89,822	892,276
HSBC Holdings plc	2,972,818	29,226,281
IMI plc	41,741	951,574
Imperial Brands plc	137,837	4,405,409
Informa plc	217,773	2,176,678
InterContinental Hotels Group plc	25,979	3,237,350
Intermediate Capital Group plc	43,234	1,118,215
International Consolidated Airlines Group SA	600,303	2,268,837
Intertek Group plc	26,336	1,558,823
J Sainsbury plc	311,176	1,065,840
JD Sports Fashion plc	408,554	490,499
Kingfisher plc	296,823	924,151
Land Securities Group plc (REIT)	121,869	890,996
Legal & General Group plc	964,357	2,774,326
Lloyds Banking Group plc	10,013,089	6,866,885
London Stock Exchange Group plc	81,324	11,489,204
LondonMetric Property plc (REIT)	323,239	728,798
M&G plc	355,159	879,688
Marks & Spencer Group plc	333,675	1,568,568
Melrose Industries plc	208,933	1,448,537
National Grid plc	799,548	9,509,064
NatWest Group plc	1,141,317	5,745,264
Next plc	19,198	2,282,747
Pearson plc	109,253	1,753,440
Persimmon plc	52,325	784,758
Phoenix Group Holdings plc	122,505	782,156
Reckitt Benckiser Group plc	112,981	6,835,839
RELX plc	305,925	13,898,617
Rentokil Initial plc	412,725	2,070,895
Rightmove plc	130,074	1,045,105
Rolls-Royce Holdings plc*	1,392,149	9,909,739
Sage Group plc (The)	164,051	2,614,429
Schroders plc	138,001	559,063
Segro plc (REIT)	221,100	1,940,887
Severn Trent plc	43,204	1,356,504
Smith & Nephew plc	143,097	1,776,025
Smiths Group plc	56,710	1,220,408
Spirax Group plc	12,071	1,035,906
SSE plc	178,886	3,592,116
St James’s Place plc	89,789	975,691
Standard Chartered plc	330,891	4,095,201
Taylor Wimpey plc	579,064	885,140
Tesco plc	1,114,427	5,138,342
Unilever plc	403,328	22,964,049
UNITE Group plc (The) (REIT)	66,111	667,495
United Utilities Group plc	111,632	1,469,493
Vodafone Group plc	3,447,904	2,948,122
Weir Group plc (The)	42,468	1,161,139
Whitbread plc	29,343	1,082,198
WPP plc	175,583	1,818,727

		305,854,031

United States (8.0%)
Alcoa Corp. (CRDI)	5,159	189,418
Amcor plc (CHDI)	59,329	549,724
Block, Inc. (CRDI) (x)*	5,001	436,385
BP plc	2,637,828	12,978,027
CSL Ltd.	51,646	9,001,068
Experian plc	150,102	6,473,592
GSK plc	654,446	11,031,887
Haleon plc	1,234,481	5,832,516
James Hardie Industries plc (CHDI)*	45,807	1,419,597
Life360, Inc. (CRDI) (m)*	23,892	333,321
Light & Wonder, Inc. (CRDI)*	2,592	220,048
Newmont Corp. (CRDI)	13,284	489,546
News Corp. (CHDI), Class B	3,513	107,631
Reliance Worldwide Corp. Ltd.	83,214	258,557
ResMed, Inc. (CHDI)	63,261	1,439,744
Sanofi SA	212,924	20,675,044
Schneider Electric SE	106,517	26,579,854
Shell plc	1,013,508	31,415,752
Sims Ltd.	17,105	125,775
Stellantis NV	368,541	4,806,614

		134,364,100

Total Common Stocks (98.3%) (Cost $1,177,580,306)		1,644,831,057

CLOSED END FUNDS:
United Kingdom (0.3%)
Alliance Witan plc	65,975	1,027,470
F&C Investment Trust plc	79,344	1,100,585
Scottish Mortgage Investment Trust plc	207,170	2,476,851

		4,604,906

United States (0.1%)
Pershing Square Holdings Ltd.	24,445	1,190,445

Total Closed End Funds (0.4%) (Cost $3,592,124)		5,795,351

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	286,031	286,031
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		1,286,031

Total Short-Term Investments (0.1%) (Cost $1,286,031)		1,286,031

Total Investments in Securities (98.8%) (Cost $1,182,458,461)		1,651,912,439
Other Assets Less Liabilities (1.2%)		20,859,518

Net Assets (100%)		$1,672,771,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $11,299,105 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $17,763,070. This was collateralized by $17,745,025 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/28/25 – 8/15/54 and by cash of $1,286,031 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CRDI	— CREST Depository Interest
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ EURO Stoxx 50 Index	137	3/2025	USD	6,926,698	(105,390)
FTSE 100 Index	44	3/2025	GBP	4,506,114	(28,538)
SPI 200 Index	12	3/2025	AUD	1,512,961	(15,107)
TOPIX Index	15	3/2025	JPY	2,656,424	42,549

					(106,486)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$5,795,351	$—		$5,795,351
Common Stocks
Argentina	—	173,903	—		173,903
Australia	—	161,870,023	—	(a)	161,870,023
Austria	—	1,077,744	—		1,077,744
Belgium	—	9,487,458	—		9,487,458
Brazil	—	71,517	—		71,517
Burkina Faso	—	584,175	—		584,175
Chile	—	1,127,152	—		1,127,152
China	—	10,827,563	—		10,827,563
Finland	—	11,494,707	—		11,494,707
France	—	209,185,026	—		209,185,026
Germany	—	184,594,304	—		184,594,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Hong Kong	$—	$3,507,262	$—		$3,507,262
Indonesia	—	114,486	—		114,486
Italy	—	48,154,487	—		48,154,487
Japan	—	420,899,022	—		420,899,022
Jordan	—	660,811	—		660,811
Mexico	—	234,708	—		234,708
Netherlands	—	82,460,376	—		82,460,376
New Zealand	—	2,738,763	—		2,738,763
Nigeria	—	236,752	—		236,752
Russia	—	—	—	(a)	—	(a)
South Africa	—	6,025,732	—		6,025,732
Spain	—	49,086,955	—		49,086,955
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	—	305,854,031	—		305,854,031
United States	—	134,364,100	—		134,364,100
Futures	42,549	—	—		42,549
Short-Term Investments
Investment Companies	1,286,031	—	—		1,286,031

Total Assets	$1,328,580	$1,650,626,408	$—		$1,651,954,988

Liabilities:
Futures	$(149,035)	$—	$—		$(149,035)

Total Liabilities	$(149,035)	$—	$—		$(149,035)

Total	$1,179,545	$1,650,626,408	$—		$1,651,805,953

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$42,549	*

Total		$42,549

	Liability Derivatives
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(149,035	)*

Total		$(149,035)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,762,174	$1,762,174

Total	$1,762,174	$1,762,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(244,035)	$(244,035)

Total	$(244,035)	$(244,035)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$14,649,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$89,155,410
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$116,001,860

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$599,209,164
Aggregate gross unrealized depreciation	(167,352,058)

Net unrealized appreciation	$431,857,106

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,219,948,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $1,182,458,461)	$1,651,912,439
Cash	13,753,347
Foreign cash (Cost $576,414)	572,115
Cash held as collateral at broker for futures	987,243
Dividends, interest and other receivables	7,000,204
Receivable for Portfolio shares sold	863,370
Receivable for securities sold	311,700
Due from broker for futures variation margin	8,515
Securities lending income receivable	4,762
Other assets	7,696

Total assets	1,675,421,391

LIABILITIES
Payable for return of collateral on securities loaned	1,286,031
Investment management fees payable	477,378
Payable for Portfolio shares repurchased	291,681
Distribution fees payable – Class IB	199,945
Distribution fees payable – Class IA	134,782
Administrative fees payable	130,839
Trustees’ fees payable	1,859
Accrued expenses	126,919

Total liabilities	2,649,434

Commitments and contingent liabilities^
NET ASSETS	$1,672,771,957

Net assets were comprised of:
Paid in capital	$1,277,313,959
Total distributable earnings (loss)	395,457,998

Net assets	$1,672,771,957

Class IA
Net asset value, offering and redemption price per share, $624,284,657 / 57,150,599 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.92

Class IB
Net asset value, offering and redemption price per share, $932,262,430 / 86,988,919 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.72

Class K
Net asset value, offering and redemption price per share, $116,224,870 / 10,633,951 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.93

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $4,524,822 foreign withholding tax)	$50,968,132
Interest	817,028
Securities lending (net)	156,523

Total income	51,941,683

EXPENSES
Investment management fees	6,887,067
Distribution fees – Class IB	2,359,362
Distribution fees – Class IA	1,647,835
Administrative fees	1,579,529
Custodian fees	293,000
Printing and mailing expenses	156,005
Professional fees	133,823
Trustees’ fees	57,019
Miscellaneous	172,267

Gross expenses	13,285,907
Less: Waiver from investment manager	(1,230,117)

Net expenses	12,055,790

NET INVESTMENT INCOME (LOSS)	39,885,893

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	9,765,348
Futures contracts	1,762,174
Foreign currency transactions	(403,878)

Net realized gain (loss)	11,123,644

Change in unrealized appreciation (depreciation) on:
Investments in securities	31,256,321
Futures contracts	(244,035)
Foreign currency translations	(334,592)

Net change in unrealized appreciation (depreciation)	30,677,694

NET REALIZED AND UNREALIZED GAIN (LOSS)	41,801,338

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,687,231

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$39,885,893	$37,951,979
Net realized gain (loss)	11,123,644	15,220,376
Net change in unrealized appreciation (depreciation)	30,677,694	218,052,964

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81,687,231	271,225,319

Distributions to shareholders:
Class IA	(18,887,459)	(17,443,512)
Class IB	(28,509,092)	(24,452,812)
Class K	(3,780,183)	(3,285,488)

Total distributions to shareholders	(51,176,734)	(45,181,812)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,823,483 and 2,941,247 shares, respectively ]	20,739,686	30,223,322
Capital shares issued in reinvestment of dividends [ 1,672,537 and 1,660,306 shares, respectively ]	18,887,459	17,443,512
Capital shares repurchased [ (6,421,124) and (5,911,892) shares, respectively ]	(73,097,443)	(60,303,021)

Total Class IA transactions	(33,470,298)	(12,636,187)

Class IB
Capital shares sold [ 9,491,576 and 7,930,058 shares, respectively ]	105,823,522	79,582,821
Capital shares issued in reinvestment of dividends [ 2,573,423 and 2,370,761 shares, respectively ]	28,509,092	24,452,812
Capital shares repurchased [ (10,188,745) and (11,161,568) shares, respectively ]	(113,628,202)	(111,346,017)

Total Class IB transactions	20,704,412	(7,310,384)

Class K
Capital shares sold [ 543,924 and 664,911 shares, respectively ]	6,179,300	6,798,559
Capital shares issued in reinvestment of dividends [ 334,758 and 312,346 shares, respectively ]	3,780,183	3,285,488
Capital shares repurchased [ (813,919) and (1,947,763) shares, respectively ]	(9,283,209)	(19,859,654)

Total Class K transactions	676,274	(9,775,607)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,089,612)	(29,722,178)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,420,885	196,321,329
NET ASSETS:
Beginning of year	1,654,351,072	1,458,029,743

End of year	$1,672,771,957	$1,654,351,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2024	2023		2022		2021		2020
Net asset value, beginning of year	$10.73	$9.27		$10.78		$10.04		$9.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.25		0.27		0.26	(cc)	0.17	(aa)
Net realized and unrealized gain (loss)	0.27	1.51		(1.55)		0.83		0.22

Total from investment operations	0.53	1.76		(1.28)		1.09		0.39

Less distributions:
Dividends from net investment income	(0.34)	(0.30)		(0.23)		(0.35)		(0.18)
Distributions from net realized gains	—	—		—		—		(0.03)

Total dividends and distributions	(0.34)	(0.30)		(0.23)		(0.35)		(0.21)

Net asset value, end of year	$10.92	$10.73		$9.27		$10.78		$10.04

Total return	4.82%	19.01%		(11.89)%		10.93%		3.93%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$624,285	$644,526		$568,748		$669,881		$619,200
Ratio of expenses to average net assets:
After waivers (f)	0.72%	0.74	%(j)	0.77	%(k)	0.78	%(o)	0.79	%(o)
Before waivers (f)	0.79%	0.80%		0.79%		0.79%		0.80%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.31%	2.42%		2.88%		2.37	%(dd)	1.88	%(bb)
Before waivers (f)	2.24%	2.36%		2.86%		2.37	%(dd)	1.88	%(bb)
Portfolio turnover rate^	5%	8%		9%		10%		11%

	Year Ended December 31,
Class IB	2024	2023		2022		2021		2020
Net asset value, beginning of year	$10.53	$9.10		$10.59		$9.87		$9.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.24		0.26		0.25	(cc)	0.16	(aa)
Net realized and unrealized gain (loss)	0.27	1.49		(1.52)		0.82		0.22

Total from investment operations	0.53	1.73		(1.26)		1.07		0.38

Less distributions:
Dividends from net investment income	(0.34)	(0.30)		(0.23)		(0.35)		(0.18)
Distributions from net realized gains	—	—		—		—		(0.03)

Total dividends and distributions	(0.34)	(0.30)		(0.23)		(0.35)		(0.21)

Net asset value, end of year	$10.72	$10.53		$9.10		$10.59		$9.87

Total return	4.92%	19.04%		(11.92)%		10.91%		3.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$932,262	$896,378		$782,335		$910,733		$841,045
Ratio of expenses to average net assets:
After waivers (f)	0.72%	0.74	%(j)	0.77	%(k)	0.78	%(o)	0.79	%(o)
Before waivers (f)	0.79%	0.80%		0.79%		0.79%		0.80%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.29%	2.41%		2.88%		2.38	%(dd)	1.88	%(bb)
Before waivers (f)	2.22%	2.36%		2.86%		2.37	%(dd)	1.87	%(bb)
Portfolio turnover rate^	5%	8%		9%		10%		11%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2024	2023		2022		2021		2020
Net asset value, beginning of year	$10.73	$9.27		$10.78		$10.03		$9.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.29	0.27		0.29		0.28	(cc)	0.19	(aa)
Net realized and unrealized gain (loss)	0.28	1.51		(1.54)		0.84		0.21

Total from investment operations	0.57	1.78		(1.25)		1.12		0.40

Less distributions:
Dividends from net investment income	(0.37)	(0.32)		(0.26)		(0.37)		(0.20)
Distributions from net realized gains	—	—		—		—		(0.03)

Total dividends and distributions	(0.37)	(0.32)		(0.26)		(0.37)		(0.23)

Net asset value, end of year	$10.93	$10.73		$9.27		$10.78		$10.03

Total return	5.17%	19.28%		(11.68)%		11.29%		4.05%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$116,225	$113,447		$106,947		$116,340		$112,847
Ratio of expenses to average net assets:
After waivers (f)	0.47%	0.49	%(j)	0.52	%(k)	0.53	%(o)	0.54	%(o)
Before waivers (f)	0.54%	0.55%		0.54%		0.54%		0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.55%	2.68%		3.12%		2.62	%(dd)	2.16	%(bb)
Before waivers (f)	2.47%	2.62%		3.10%		2.61	%(dd)	2.15	%(bb)
Portfolio turnover rate^	5%	8%		9%		10%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.74% for Class IA, 0.74% for Class IB and 0.49% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.78% for Class IA, 0.78% for Class IB and 0.53% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.79% for Class IA, 0.79% for Class IB and 0.54% for Class K.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15, $0.14 and $0.17 for Class IA, IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend the ratios for each class would have been 0.23% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20, $0.20 and $0.23 for Class IA, Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.49% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.0%)†
Arcadium Lithium plc (CRDI) (x)*	15,739	$79,881

Australia (6.7%)
AGL Energy Ltd.	21,601	150,947
ALS Ltd.	17,603	164,302
Amotiv Ltd.	5,717	37,509
AMP Ltd. (x)	92,528	90,773
Ampol Ltd.	8,904	155,359
Ansell Ltd.	5,830	122,039
ANZ Group Holdings Ltd.	109,000	1,925,467
APA Group	46,619	201,118
ARB Corp. Ltd. (x)	2,304	57,912
Arena REIT (REIT)	14,610	35,177
Aristocrat Leisure Ltd.	22,722	961,400
ASX Ltd.	7,712	310,649
Atlas Arteria Ltd.	38,473	113,111
AUB Group Ltd.	4,347	83,946
Audinate Group Ltd. (x)*	2,740	12,567
Aurizon Holdings Ltd.	70,013	140,837
Bank of Queensland Ltd.	21,396	88,728
Bapcor Ltd.	12,735	37,205
Beach Energy Ltd.	52,506	45,336
Bega Cheese Ltd.	10,108	36,099
Bellevue Gold Ltd.*	38,882	27,074
Bendigo & Adelaide Bank Ltd.	18,893	153,189
BHP Group Ltd.	186,554	4,566,744
BlueScope Steel Ltd.	15,103	174,714
Boss Energy Ltd.*	15,367	23,113
Brambles Ltd.	178,810	2,129,376
Breville Group Ltd.	3,647	79,864
Brickworks Ltd.	3,128	49,660
BWP Trust (REIT)	19,061	38,697
Capricorn Metals Ltd.*	13,680	53,174
CAR Group Ltd.	14,620	326,037
Centuria Capital Group (REIT)	28,828	31,671
Challenger Ltd.	17,638	65,611
Champion Iron Ltd. (x)	15,522	55,242
Charter Hall Group (REIT)	17,182	152,609
Charter Hall Long Wale REIT (REIT)	18,664	43,205
Charter Hall Retail REIT (REIT)	19,075	37,190
Charter Hall Social Infrastructure REIT (REIT)	15,900	25,292
Clarity Pharmaceuticals Ltd.*	10,356	26,729
Cleanaway Waste Management Ltd.	78,800	129,249
Cochlear Ltd.	2,460	441,376
Codan Ltd.	4,339	43,239
Coles Group Ltd.	49,279	576,168
Collins Foods Ltd.	5,548	24,930
Commonwealth Bank of Australia	61,533	5,836,657
Computershare Ltd.	21,197	445,420
Coronado Global Resources, Inc. (CRDI) (m)(x)	32,910	15,583
Corporate Travel Management Ltd.	4,838	39,677
Credit Corp. Group Ltd.	2,888	28,583
Data#3 Ltd.	5,527	21,860
De Grey Mining Ltd.*	89,733	98,029
Deep Yellow Ltd.*	35,770	24,907
Deterra Royalties Ltd.	11,262	25,931
Dexus (REIT)	39,692	163,619
Domino’s Pizza Enterprises Ltd. (x)	2,970	54,119
Downer EDI Ltd.	25,221	81,955
Eagers Automotive Ltd.	9,018	66,087
Elders Ltd.	6,302	27,928
Emerald Resources NL*	18,647	37,510
Endeavour Group Ltd.	53,755	139,741
Evolution Mining Ltd.	69,019	205,480
EVT Ltd.	3,842	27,062
Flight Centre Travel Group Ltd. (x)	7,568	78,133
Fortescue Ltd.	61,432	693,926
Genesis Minerals Ltd.*	36,242	55,407
Glencore plc	1,677,266	7,420,585
Gold Road Resources Ltd.	41,019	52,047
Goodman Group (REIT)	70,284	1,550,421
GPT Group (The) (REIT)	65,724	177,771
GrainCorp Ltd., Class A	8,036	36,508
Guzman y Gomez Ltd.*	1,679	42,161
Harvey Norman Holdings Ltd.	19,394	56,058
Healius Ltd.*	10,625	9,010
Helia Group Ltd.	10,987	30,398
HMC Capital Ltd. (REIT)	11,066	67,534
HomeCo Daily Needs REIT (REIT) (m)	75,836	53,745
HUB24 Ltd.	2,880	124,067
IDP Education Ltd. (x)	10,762	84,130
IGO Ltd.	20,056	59,213
Iluka Resources Ltd.	18,566	58,032
Incitec Pivot Ltd.	63,569	115,284
Ingenia Communities Group (REIT)	12,768	36,195
Inghams Group Ltd.	11,667	22,964
Insignia Financial Ltd.	24,263	53,312
Insurance Australia Group Ltd.	86,101	450,852
IPH Ltd.	8,971	27,930
IRESS Ltd.*	7,655	44,111
JB Hi-Fi Ltd.	4,187	240,184
Johns Lyng Group Ltd. (x)	7,025	16,262
Judo Capital Holdings Ltd.*	33,650	37,906
Kelsian Group Ltd.	6,435	14,578
Lendlease Corp. Ltd.	26,590	102,533
Lifestyle Communities Ltd. (x)	3,641	19,291
Liontown Resources Ltd. (x)*	87,574	28,457
Lottery Corp. Ltd. (The)	82,886	253,433
Lovisa Holdings Ltd.	2,652	49,506
Lynas Rare Earths Ltd.*	30,942	123,144
Macquarie Group Ltd.	12,830	1,760,151
Magellan Financial Group Ltd.	4,295	29,561
Medibank Pvt Ltd.	106,160	249,032
Megaport Ltd. (x)*	8,385	38,250
Metcash Ltd.	45,279	86,879
Mineral Resources Ltd.	6,913	146,549
Mirvac Group (REIT)	139,062	161,386
Monadelphous Group Ltd.	3,274	28,370
National Australia Bank Ltd.	112,046	2,572,917
National Storage REIT (REIT)	49,559	71,778
Netwealth Group Ltd.	4,855	86,394
Neuren Pharmaceuticals Ltd.*	4,985	38,568
New Hope Corp. Ltd.	19,950	61,246
NEXTDC Ltd.*	21,755	202,921
nib holdings Ltd.	17,468	59,249
Nine Entertainment Co. Holdings Ltd. (x)	38,897	29,733
Northern Star Resources Ltd.	42,271	403,967
NRW Holdings Ltd.	18,286	43,462
Nufarm Ltd.	16,854	36,929

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Orica Ltd.	19,013	$195,115
Origin Energy Ltd.	66,910	451,412
Orora Ltd.	40,922	62,309
Paladin Energy Ltd.*	10,687	50,007
Perpetual Ltd.	4,518	55,621
Perseus Mining Ltd.	43,423	69,073
PEXA Group Ltd.*	3,591	29,028
Pilbara Minerals Ltd. (x)*	102,331	138,710
Pinnacle Investment Management Group Ltd.	6,284	88,875
PolyNovo Ltd.*	29,660	37,450
Premier Investments Ltd.	3,961	78,772
Pro Medicus Ltd.	2,080	322,009
Qantas Airways Ltd.*	58,961	327,350
QBE Insurance Group Ltd.	54,562	648,406
Qube Holdings Ltd.	68,053	167,222
Ramelius Resources Ltd.	41,600	53,299
Ramsay Health Care Ltd.	6,745	144,198
REA Group Ltd. (x)	2,055	296,757
Reece Ltd.	8,185	113,379
Region RE Ltd. (REIT)	46,044	58,993
Regis Resources Ltd.*	33,584	53,006
Rio Tinto Ltd.	13,549	985,038
Rio Tinto plc	60,024	3,549,053
Sandfire Resources Ltd.*	16,614	95,428
Santos Ltd.	122,118	504,907
Scentre Group (REIT)	197,862	420,061
SEEK Ltd.	12,793	178,714
SGH Ltd.	7,733	220,698
Sigma Healthcare Ltd.	44,019	71,383
SiteMinder Ltd.*	9,363	35,003
SmartGroup Corp. Ltd.	5,560	26,739
Sonic Healthcare Ltd.	18,670	312,122
South32 Ltd.	172,006	361,975
Stanmore Resources Ltd.	13,611	25,358
Star Entertainment Group Ltd. (The)*	98,193	11,548
Steadfast Group Ltd.	42,645	153,092
Stockland (REIT)	95,876	284,844
Suncorp Group Ltd.	47,631	560,438
Super Retail Group Ltd.	5,904	55,472
Tabcorp Holdings Ltd.	82,114	28,716
Technology One Ltd.	11,605	224,897
Telix Pharmaceuticals Ltd.*	10,024	152,689
Telstra Group Ltd.	419,726	1,041,756
TPG Telecom Ltd. (x)	22,358	62,135
Transurban Group	110,471	915,555
Treasury Wine Estates Ltd.	32,710	229,386
Vault Minerals Ltd.*	244,918	50,025
Ventia Services Group Pty. Ltd.	28,163	62,753
Vicinity Ltd. (REIT)	144,176	187,399
Virgin Australia International Holdings Pty. Ltd. (r)*	96,120	—
Viva Energy Group Ltd. (m)	41,074	66,862
Washington H Soul Pattinson & Co. Ltd.	9,794	207,442
Waypoint REIT Ltd. (REIT)	18,376	26,501
WEB Travel Group Ltd.*	17,419	49,487
Wesfarmers Ltd.	40,392	1,788,295
West African Resources Ltd.*	32,110	28,520
Westgold Resources Ltd.	33,944	59,457
Westpac Banking Corp.	125,659	2,513,741
Whitehaven Coal Ltd.	32,179	123,487
WiseTech Global Ltd.	7,183	538,223
Woodside Energy Group Ltd.	68,974	1,050,210
Woolworths Group Ltd.	44,375	837,435
Worley Ltd.	17,400	147,545
Yancoal Australia Ltd.	14,565	58,598
Zip Co. Ltd.*	45,054	82,543

		61,603,733

Austria (0.0%)†
Mondi plc	24,606	367,187

Belgium (0.7%)
Anheuser-Busch InBev SA/NV	97,983	4,897,167
Liberty Global Ltd., Class A*	98,695	1,259,348

		6,156,515

Brazil (0.0%)†
Karoon Energy Ltd. (x)	36,590	31,480

Burkina Faso (0.0%)†
Endeavour Mining plc	11,944	213,076

Canada (0.4%)
Open Text Corp.	122,152	3,456,916

Chile (0.0%)†
Antofagasta plc	19,171	381,603

China (1.2%)
Alibaba Group Holding Ltd.	379,900	4,030,536
Prosus NV	175,606	6,975,921

		11,006,457

Denmark (0.5%)
DSV A/S	23,100	4,916,080

Finland (0.4%)
Nokia OYJ	344,993	1,527,831
Nordea Bank Abp	229,195	2,486,665

		4,014,496

France (13.2%)
Accor SA	91,300	4,448,719
Air Liquide SA	36,613	5,951,281
Airbus SE	76,957	12,338,428
AXA SA	116,881	4,155,163
BNP Paribas SA	233,032	14,294,891
Capgemini SE	25,700	4,210,166
Cie de Saint-Gobain SA	31,912	2,832,903
Danone SA	66,885	4,511,698
Edenred SE	229,700	7,554,428
EssilorLuxottica SA	19,612	4,786,235
Hermes International SCA	2,225	5,351,667
Kering SA	40,251	9,933,595
L’Oreal SA	15,258	5,402,939
LVMH Moet Hennessy Louis Vuitton SE	16,182	10,652,330
Pernod Ricard SA	41,935	4,734,782
Publicis Groupe SA	14,405	1,536,906
Safran SA	23,947	5,261,247
TotalEnergies SE	143,401	7,927,683
Vinci SA	37,350	3,858,841
Worldline SA (m)*	277,700	2,438,744

		122,182,646

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Germany (14.4%)
adidas AG	23,748	$5,832,685
Allianz SE (Registered)	41,517	12,724,403
BASF SE	56,511	2,485,314
Bayer AG (Registered)	484,931	9,700,980
Bayerische Motoren Werke AG	112,799	9,221,797
Brenntag SE	77,200	4,628,475
Continental AG	128,947	8,657,714
Daimler Truck Holding AG	145,000	5,534,689
Deutsche Boerse AG	11,922	2,747,134
Deutsche Post AG	63,070	2,220,169
Deutsche Telekom AG (Registered)	226,752	6,786,026
Fresenius Medical Care AG	156,500	7,121,940
Fresenius SE & Co. KGaA*	166,100	5,773,680
Henkel AG & Co. KGaA	26,130	2,013,777
Infineon Technologies AG	82,686	2,689,457
Mercedes-Benz Group AG	153,735	8,567,405
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,469	4,268,354
SAP SE	64,654	15,824,640
Siemens AG (Registered)	69,714	13,615,658
thyssenkrupp AG	321,000	1,303,652
Volkswagen AG (Preference) (q)	13,021	1,200,886

		132,918,835

Hong Kong (0.7%)
Prudential plc	817,888	6,522,332

India (0.2%)
Axis Bank Ltd.	156,100	1,941,273

Indonesia (0.2%)
Bank Mandiri Persero Tbk. PT	5,258,800	1,859,693
Nickel Industries Ltd.	38,546	19,683

		1,879,376

Italy (2.7%)
Coca-Cola HBC AG	11,789	403,206
Enel SpA	491,862	3,508,497
Eni SpA	134,093	1,818,890
Ferrari NV	7,335	3,133,552
Intesa Sanpaolo SpA	2,101,117	8,406,292
Ryanair Holdings plc (ADR)	86,500	3,770,535
UniCredit SpA	98,226	3,920,007

		24,960,979

Japan (16.0%)
&Do Holdings Co. Ltd.	3,300	25,363
77 Bank Ltd. (The)	1,400	40,401
A&A Material Corp.	200	1,593
A&D HOLON Holdings Co. Ltd.	1,200	14,910
ABC-Mart, Inc.	2,400	48,453
Achilles Corp.	1,000	9,156
Acom Co. Ltd.	13,300	32,221
Adastria Co. Ltd.	760	16,678
ADEKA Corp. (x)	1,500	26,751
Advan Group Co. Ltd.	1,400	8,645
Advance Create Co. Ltd.	200	570
Advanex, Inc.*	200	1,179
Advantest Corp.	17,100	984,868
Adways, Inc.	1,700	3,163
Aeon Co. Ltd. (x)	21,899	512,325
Aeon Fantasy Co. Ltd.	400	7,622
AEON Financial Service Co. Ltd. (x)	1,500	12,097
Aeon Hokkaido Corp.	900	5,052
Aeon Mall Co. Ltd.	3,160	40,715
AGC, Inc. (x)	5,100	148,968
Ai Holdings Corp.	600	8,089
Aica Kogyo Co. Ltd.	700	14,639
Aichi Corp.	2,100	19,174
Aichi Financial Group, Inc.	32	508
Aichi Steel Corp.	600	19,633
Aichi Tokei Denki Co. Ltd.	300	3,721
Aida Engineering Ltd.	3,300	16,954
Aiful Corp.	6,900	14,683
Aigan Co. Ltd.*	900	806
Ain Holdings, Inc.	1,000	27,527
Aiphone Co. Ltd.	800	13,881
Air Water, Inc.	5,900	71,272
Airport Facilities Co. Ltd.	1,200	4,379
Airtech Japan Ltd.	300	2,121
Aisan Industry Co. Ltd.	1,500	16,669
Aisin Corp.	12,444	139,137
Aizawa Securities Group Co. Ltd.	2,200	24,563
Ajinomoto Co., Inc.	13,000	529,360
Akebono Brake Industry Co. Ltd.*	5,700	4,127
Akita Bank Ltd. (The)	800	11,273
Alconix Corp.	800	7,733
Alfresa Holdings Corp.	6,100	83,524
Alleanza Holdings Co. Ltd.	111	785
Alpen Co. Ltd. (x)	700	9,313
Alpha Corp.	300	2,175
Alpha Systems, Inc.	360	7,656
Alps Alpine Co. Ltd.	6,032	61,135
Altech Co. Ltd.	500	669
Altech Corp.	1,100	17,955
Amada Co. Ltd.	5,300	51,184
Amano Corp. (x)	600	16,228
Amuse, Inc.	600	5,451
Amvis Holdings, Inc.	2,100	9,680
ANA Holdings, Inc.	16,300	295,619
Anest Iwata Corp.	2,000	18,202
Anicom Holdings, Inc.	6,400	26,183
Anritsu Corp.	5,200	46,121
Anycolor, Inc.	1,700	30,214
AOKI Holdings, Inc.	2,200	18,702
Aoyama Trading Co. Ltd.	1,600	22,802
Aozora Bank Ltd. (x)	4,300	67,571
Appier Group, Inc. (x)	3,800	34,826
Arakawa Chemical Industries Ltd.	1,000	6,961
Araya Industrial Co. Ltd.	200	6,532
Arclands Corp.	1,400	15,086
Arcs Co. Ltd.	1,500	24,738
ARE Holdings, Inc.	2,400	25,942
Argo Graphics, Inc.	800	25,440
Ariake Japan Co. Ltd.	800	28,306
Arisawa Manufacturing Co. Ltd.	2,000	19,017
Artience Co. Ltd.	200	3,973
Artner Co. Ltd.	1,500	19,886
As One Corp.	1,300	21,741
Asahi Co. Ltd.	500	4,817
Asahi Diamond Industrial Co. Ltd.	4,000	20,830
Asahi Group Holdings Ltd.	42,900	449,795
Asahi Intecc Co. Ltd.	7,000	113,607

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Asahi Kasei Corp.	38,000	$261,934
Asahi Kogyosha Co. Ltd.	800	11,490
Asahi Net, Inc.	1,000	4,207
ASAHI YUKIZAI Corp.	800	22,608
Asanuma Corp.	4,000	16,977
Asics Corp.	22,100	430,890
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	13,245
ASKUL Corp. (x)	1,800	19,176
Astellas Pharma, Inc.	50,100	485,406
Astena Holdings Co. Ltd.	1,000	3,009
Atsugi Co. Ltd.*	1,100	6,788
Autobacs Seven Co. Ltd.	100	931
Avantia Co. Ltd.	1,000	5,034
Avex, Inc.	2,300	20,918
Awa Bank Ltd. (The)	100	1,728
Axell Corp.	400	3,366
Axial Retailing, Inc.	2,800	16,307
Azbil Corp.	14,800	114,058
AZ-COM MARUWA Holdings, Inc.	2,000	14,029
Azuma Shipping Co. Ltd.	600	1,283
Bandai Namco Holdings, Inc.	16,300	388,210
Bando Chemical Industries Ltd.	2,000	24,096
Bank of Iwate Ltd. (The)	800	14,280
Bank of Nagoya Ltd. (The)	99	4,040
Bank of Saga Ltd. (The)	700	9,811
Bank of the Ryukyus Ltd.	2,500	16,839
BayCurrent, Inc.	4,100	137,680
Belc Co. Ltd.	600	25,517
Belluna Co. Ltd.	3,000	14,763
Bic Camera, Inc. (x)	3,300	35,645
BIPROGY, Inc.	2,100	63,236
BML, Inc.	1,400	25,767
Bookoff Group Holdings Ltd.	700	6,653
BP Castrol KK	500	2,760
Bridgestone Corp. (x)	16,700	561,936
Brother Industries Ltd.	8,200	139,072
Bunka Shutter Co. Ltd.	100	1,227
CAC Holdings Corp.	700	7,321
Calbee, Inc.	2,900	57,888
Canare Electric Co. Ltd.	100	913
Canon Electronics, Inc.	1,100	16,610
Canon Marketing Japan, Inc.	1,200	39,164
Canon, Inc. (x)	28,400	922,668
Capcom Co. Ltd.	12,500	272,808
Carlit Co. Ltd.	1,000	7,734
Casio Computer Co. Ltd.	1,600	13,264
Cawachi Ltd.	800	12,985
Central Glass Co. Ltd.	1,100	23,041
Central Japan Railway Co.	21,900	410,385
Central Security Patrols Co. Ltd.	500	9,440
Central Sports Co. Ltd.	400	6,168
Change Holdings, Inc. (x)	1,000	7,522
Chiba Bank Ltd. (The)	15,800	122,608
Chiba Kogyo Bank Ltd. (The)	2,300	21,105
Chino Corp.	400	5,730
Chiyoda Co. Ltd.	1,600	13,157
Chiyoda Integre Co. Ltd.*	400	8,246
Chofu Seisakusho Co. Ltd.	1,200	14,712
Chubu Electric Power Co., Inc.	21,900	229,265
Chubu Shiryo Co. Ltd.	1,200	10,122
Chudenko Corp.	700	14,831
Chuetsu Pulp & Paper Co. Ltd.	400	3,823
Chugai Pharmaceutical Co. Ltd. (x)	17,900	788,326
Chugai Ro Co. Ltd.	400	8,865
Chugin Financial Group, Inc.	4,200	43,694
Chugoku Electric Power Co., Inc. (The)	9,800	56,459
Chugoku Marine Paints Ltd.	600	8,965
Chuo Spring Co. Ltd.	400	3,472
Citizen Watch Co. Ltd.	2,700	15,895
CKD Corp.	1,100	17,790
Cleanup Corp.	1,200	4,943
CMK Corp.	2,400	6,505
Coca-Cola Bottlers Japan Holdings, Inc. (x)	2,473	39,039
COLOPL, Inc.	1,700	5,165
Colowide Co. Ltd. (x)	2,300	24,886
Computer Engineering & Consulting Ltd.	1,600	20,215
Computer Institute of Japan Ltd.	4,320	12,828
COMSYS Holdings Corp.	2,414	49,265
Concordia Financial Group Ltd.	29,446	162,816
Core Corp.	400	4,755
Corona Corp., Class A	500	3,048
Cosel Co. Ltd.	1,800	12,136
Cosmo Energy Holdings Co. Ltd.	1,500	65,539
Cosmos Pharmaceutical Corp.	1,200	51,109
Create Medic Co. Ltd.	300	1,738
Create Restaurants Holdings, Inc.	3,900	28,902
Create SD Holdings Co. Ltd.	100	1,781
Credit Saison Co. Ltd.	3,500	81,179
Cresco Ltd.	1,200	9,296
CTI Engineering Co. Ltd.	1,400	21,725
CyberAgent, Inc.	13,600	93,895
Cybozu, Inc.*	2,000	36,384
Dai Nippon Printing Co. Ltd.	11,800	165,457
Dai Nippon Toryo Co. Ltd.	1,400	10,264
Daicel Corp.	5,000	44,260
Dai-Dan Co. Ltd.	1,000	24,256
Daido Kogyo Co. Ltd.	400	2,019
Daido Metal Co. Ltd.	1,000	3,314
Daido Steel Co. Ltd.	2,700	20,210
Daidoh Ltd. (x)	1,600	9,453
Daifuku Co. Ltd.	9,100	188,112
Daihen Corp. (x)	600	30,352
Daiho Corp.	800	16,885
Daiichi Jitsugyo Co. Ltd.	1,200	21,839
Dai-ichi Life Holdings, Inc.	26,400	702,166
Daiichi Sankyo Co. Ltd.	52,700	1,446,934
Daiichikosho Co. Ltd.	1,800	20,960
Daiken Medical Co. Ltd.	400	1,322
Daiki Aluminium Industry Co. Ltd.	2,000	13,391
Daikin Industries Ltd.	7,100	832,752
Daikoku Denki Co. Ltd. (x)	500	9,447
Dainichi Co. Ltd.	600	2,501
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	15,262
Daio Paper Corp. (x)	2,800	14,801
Daiseki Co. Ltd.	1,279	29,106
Daishi Hokuetsu Financial Group, Inc.	2,100	38,533
Daisue Construction Co. Ltd.	400	4,133
Daisyo Corp.	600	4,098
Daito Bank Ltd. (The)	700	3,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Daito Trust Construction Co. Ltd.	1,900	$211,369
Daitron Co. Ltd.	500	8,696
Daiwa House Industry Co. Ltd.	16,800	514,969
Daiwa Industries Ltd.	1,000	9,744
Daiwa Securities Group, Inc.	40,100	264,019
Daiwabo Holdings Co. Ltd.	3,050	59,328
Danto Holdings Corp. (x)*	1,000	1,949
DCM Holdings Co. Ltd.	2,500	22,751
Dear Life Co. Ltd.	1,000	6,478
DeNA Co. Ltd.	900	17,734
Denka Co. Ltd.	2,600	36,604
Denso Corp.	59,500	826,636
Dentsu Group, Inc. (x)	6,700	161,103
Dentsu Soken, Inc.	500	18,564
Denyo Co. Ltd.	1,100	20,728
Dexerials Corp.	4,500	69,365
DIC Corp. (x)	1,299	27,730
Digital Arts, Inc.	400	15,211
Digital Garage, Inc.	500	12,164
Dijet Industrial Co. Ltd.	100	443
dip Corp.	1,200	18,923
Disco Corp.	2,800	751,505
DKK Co. Ltd.	600	6,235
DKS Co. Ltd.	400	9,728
DMG Mori Co. Ltd. (x)	3,900	62,969
Doshisha Co. Ltd.	1,000	13,865
Doutor Nichires Holdings Co. Ltd.	2,100	31,111
Dowa Holdings Co. Ltd.	900	25,202
DTS Corp.	1,000	26,506
Duskin Co. Ltd.	1,400	33,036
DyDo Group Holdings, Inc. (x)	1,000	20,968
Dynic Corp.	400	1,894
Eagle Industry Co. Ltd.	1,000	13,021
Earth Corp.	100	3,551
East Japan Railway Co.	31,400	554,840
Ebara Corp.	11,500	176,392
Ebara Jitsugyo Co. Ltd.	600	14,825
Echo Trading Co. Ltd.	300	1,750
Econach Holdings Co. Ltd.*	750	541
Eco’s Co. Ltd.	400	5,266
eGuarantee, Inc.	1,600	17,962
Ehime Bank Ltd. (The)	1,400	9,900
Eiken Chemical Co. Ltd.	2,000	27,126
Eisai Co. Ltd.	7,900	215,996
Eizo Corp.	200	2,771
Elecom Co. Ltd.	1,400	13,175
Electric Power Development Co. Ltd.	3,700	60,263
ENEOS Holdings, Inc.	94,750	492,882
en-Japan, Inc.	1,100	14,802
Enplas Corp.	200	6,095
Enshu Ltd.	200	669
eRex Co. Ltd.*	1,900	8,863
Eslead Corp.	500	14,372
ESPEC Corp.	1,200	20,495
euglena Co. Ltd. (x)*	8,500	22,305
Exedy Corp.	500	13,916
EXEO Group, Inc.	6,116	67,020
Ezaki Glico Co. Ltd. (x)	900	26,847
Faith, Inc.	400	3,081
FALCO HOLDINGS Co. Ltd.	600	9,222
FANUC Corp.	27,600	722,050
Fast Retailing Co. Ltd.	3,400	1,149,827
FCC Co. Ltd.	1,800	36,280
Feed One Co. Ltd.	1,504	7,595
Felissimo Corp.	300	1,549
FIDEA Holdings Co. Ltd.	700	6,273
Financial Partners Group Co. Ltd.	1,800	33,095
FINDEX, Inc.	1,700	9,186
First Baking Co. Ltd.*	100	356
Food & Life Cos. Ltd.	3,200	67,443
Foster Electric Co. Ltd.	1,100	10,776
FP Corp.	800	14,177
France Bed Holdings Co. Ltd.	1,600	13,230
F-Tech, Inc.	400	1,440
Fudo Tetra Corp.	980	13,243
Fuji Co. Ltd.	1,300	17,000
Fuji Corp.	1,700	25,757
Fuji Corp. Ltd.	1,200	6,073
Fuji Electric Co. Ltd.	3,600	192,938
Fuji Kosan Co. Ltd.	400	3,670
Fuji Kyuko Co. Ltd.	1,500	21,205
Fuji Media Holdings, Inc.	5,200	56,899
Fuji Oil Co. Ltd.	3,300	6,311
Fuji Oil Holdings, Inc.	1,600	35,974
Fuji Seal International, Inc.	2,400	38,551
Fuji Soft, Inc.	1,300	81,857
Fujibo Holdings, Inc.	500	17,175
Fujicco Co. Ltd.	1,000	10,723
FUJIFILM Holdings Corp.	34,210	710,818
Fujikura Composites, Inc.	800	8,124
Fujikura Kasei Co. Ltd.	1,600	5,163
Fujikura Ltd.	6,700	274,352
Fujimi, Inc.	1,800	27,166
Fujita Kanko, Inc.	300	15,215
Fujitec Co. Ltd.	1,400	54,216
Fujitsu General Ltd.	2,000	29,400
Fujitsu Ltd.	185,900	3,269,229
Fujiya Co. Ltd. (x)	700	11,725
FuKoKu Co. Ltd.	500	5,630
Fukuda Corp.	200	6,632
Fukui Bank Ltd. (The)	1,000	11,599
Fukui Computer Holdings, Inc.	400	7,742
Fukuoka Financial Group, Inc.	4,784	119,816
Fukushima Bank Ltd. (The)(x)	1,500	2,105
Fukushima Galilei Co. Ltd.	1,200	20,035
Fukuyama Transporting Co. Ltd.	400	9,377
FULLCAST Holdings Co. Ltd. (x)	1,000	9,422
Funai Soken Holdings, Inc.	2,340	35,527
Furukawa Co. Ltd.	2,100	21,295
Furukawa Electric Co. Ltd.	2,300	95,982
Fuso Pharmaceutical Industries Ltd.	400	6,428
Futaba Corp.	2,100	6,735
Futaba Industrial Co. Ltd.	3,500	15,897
Future Corp.	2,000	23,423
Fuyo General Lease Co. Ltd.	100	7,386
G-7 Holdings, Inc.	1,200	11,204
Gakken Holdings Co. Ltd.	2,000	13,451
Gakujo Co. Ltd.	400	5,559
Gecoss Corp.	800	5,162
Genki Global Dining Concepts Corp.	600	13,296
Geo Holdings Corp.	300	3,127
giftee, Inc.	1,900	15,494
GLOBERIDE, Inc.	1,000	12,275
Glory Ltd.	200	3,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
GMO internet group, Inc.	1,600	$27,059
GMO Payment Gateway, Inc.	1,500	75,365
Godo Steel Ltd.	700	17,547
Goldcrest Co. Ltd.	1,100	21,791
Goldwin, Inc. (x)	1,300	72,613
Gree, Inc.	5,100	14,709
GS Yuasa Corp.	1,300	21,652
GSI Creos Corp.	600	8,588
Gun-Ei Chemical Industry Co. Ltd.	300	5,183
GungHo Online Entertainment, Inc. (x)*	1,100	23,184
Gunma Bank Ltd. (The)	9,700	64,848
Gunze Ltd.	800	27,643
Gurunavi, Inc.*	2,000	3,395
H.U. Group Holdings, Inc.	2,900	46,958
H2O Retailing Corp.	2,660	38,723
Hachijuni Bank Ltd. (The)	15,816	100,951
Hakudo Co. Ltd.	400	6,136
Hakuhodo DY Holdings, Inc.	7,400	56,037
Hakuto Co. Ltd. (x)	700	19,487
Hakuyosha Co. Ltd.	100	1,393
Hamakyorex Co. Ltd.	2,400	20,466
Hamamatsu Photonics KK	10,400	115,546
Hankyu Hanshin Holdings, Inc.	7,100	184,809
Hanwa Co. Ltd.	1,300	40,753
Happinet Corp.	600	18,205
Hard Off Corp. Co. Ltd.	500	5,989
Harima Chemicals Group, Inc.	1,100	6,141
Haruyama Holdings, Inc.	500	1,932
Haseko Corp.	5,100	65,573
Hayashikane Sangyo Co. Ltd.	400	1,165
Hazama Ando Corp.	4,020	30,395
Heiwa Corp.	1,820	28,132
Heiwa Real Estate Co. Ltd.	700	19,326
Heiwado Co. Ltd.	2,100	30,615
Helios Techno Holding Co. Ltd.	1,100	6,825
Hibiya Engineering Ltd.	400	9,616
Hiday Hidaka Corp.	1,640	29,009
Hikari Tsushin, Inc.	700	152,509
Hino Motors Ltd.*	4,200	14,964
Hirakawa Hewtech Corp.	400	3,877
Hirogin Holdings, Inc.	5,900	43,575
Hirose Electric Co. Ltd.	723	85,241
HIS Co. Ltd.*	3,100	28,437
Hisaka Works Ltd.	1,000	6,716
Hisamitsu Pharmaceutical Co., Inc.	600	15,512
Hitachi Construction Machinery Co. Ltd. (x)	2,700	59,704
Hitachi Ltd.	146,340	3,602,840
Hochiki Corp.	1,000	16,466
Hodogaya Chemical Co. Ltd.	200	4,851
Hokkaido Electric Power Co., Inc.	7,100	37,289
Hokkaido Gas Co. Ltd.	2,000	7,061
Hokkan Holdings Ltd.	600	6,391
Hokko Chemical Industry Co. Ltd.	1,000	8,325
Hokkoku Financial Holdings, Inc.	500	16,930
Hokuetsu Corp. (x)	2,300	22,203
Hokuhoku Financial Group, Inc.	2,900	35,353
Hokuriku Electric Industry Co. Ltd.	400	4,085
Hokuriku Electric Power Co. (x)	3,300	17,950
Hokushin Co. Ltd.	800	531
Hokuto Corp.	1,400	16,011
Honda Motor Co. Ltd.	134,900	1,260,931
Honeys Holdings Co. Ltd.	1,080	11,305
Hoosiers Holdings Co. Ltd.	2,000	13,251
Horiba Ltd.	1,400	80,225
Hoshizaki Corp.	4,000	157,836
Hosiden Corp.	600	8,748
Hosokawa Micron Corp.	800	21,237
House Foods Group, Inc.	1,400	25,713
Howa Machinery Ltd.	600	4,786
Hoya Corp.	10,800	1,343,684
Hulic Co. Ltd. (x)	14,800	128,170
Hyakugo Bank Ltd. (The)	4,000	15,914
Hyakujushi Bank Ltd. (The)	1,400	28,911
Ibiden Co. Ltd. (x)	2,900	86,639
Ichibanya Co. Ltd.	4,000	25,972
Ichigo, Inc.	10,100	23,885
Ichiken Co. Ltd.	200	3,281
Ichikoh Industries Ltd.	2,000	5,061
Ichinen Holdings Co. Ltd.	1,300	15,805
Ichiyoshi Securities Co. Ltd.	2,700	16,395
Icom, Inc.	600	10,470
Idec Corp.	1,400	22,104
Idemitsu Kosan Co. Ltd.	26,710	174,433
IDOM, Inc.	3,300	23,683
IHI Corp.	4,600	268,543
Iida Group Holdings Co. Ltd.	5,976	89,855
Iino Kaiun Kaisha Ltd.	400	2,963
Ikegami Tsushinki Co. Ltd.	300	1,247
Imasen Electric Industrial	800	2,912
Impress Holdings, Inc.	1,000	923
Inaba Denki Sangyo Co. Ltd.	1,500	37,066
Inaba Seisakusho Co. Ltd.	600	6,837
Ines Corp.	1,600	18,463
I-Net Corp.	550	5,524
Infomart Corp. (x)	6,800	13,172
INFRONEER Holdings, Inc.	6,012	46,418
Inpex Corp. (x)	25,500	319,098
Intage Holdings, Inc.	300	3,026
Integrated Design & Engineering Holdings Co. Ltd.	100	4,124
Internet Initiative Japan, Inc.	2,900	54,691
Inui Global Logistics Co. Ltd.	490	5,276
I’rom Group Co. Ltd.*	300	5,308
Iseki & Co. Ltd.	1,300	7,671
Isetan Mitsukoshi Holdings Ltd.	8,400	144,242
Ishihara Sangyo Kaisha Ltd.	2,100	20,326
Ishikawa Seisakusho Ltd.*	200	1,740
Ishizuka Glass Co. Ltd.	100	1,502
Isuzu Motors Ltd.	16,700	226,569
Itfor, Inc.	1,300	11,711
Ito En Ltd.	2,100	47,211
ITOCHU Corp. (x)	39,900	1,965,996
Itochu Enex Co. Ltd.	2,700	28,015
Itochu-Shokuhin Co. Ltd.	300	13,625
Itoham Yonekyu Holdings, Inc.	14	352
Itoki Corp.	2,600	26,944
IwaiCosmo Holdings, Inc.	1,100	16,111
Iwatani Corp.	5,600	63,980
Iyogin Holdings, Inc.	5,600	54,124
Izumi Co. Ltd.	1,700	34,728
Izutsuya Co. Ltd.	600	1,615
J Front Retailing Co. Ltd. (x)	6,600	88,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Jaccs Co. Ltd.	700	$17,265
JAFCO Group Co. Ltd.	2,200	30,105
JANOME Corp.	1,200	7,627
Japan Airlines Co. Ltd.	13,000	204,923
Japan Airport Terminal Co. Ltd.	2,100	66,302
Japan Asia Investment Co. Ltd.*	800	1,098
Japan Cash Machine Co. Ltd. (x)	1,100	7,180
Japan Communications, Inc.*	1,100	888
Japan Display, Inc. (x)*	17,300	2,196
Japan Electronic Materials Corp.	500	6,773
Japan Elevator Service Holdings Co. Ltd.	2,200	40,449
Japan Exchange Group, Inc.	33,900	377,178
Japan Foundation Engineering Co. Ltd.	1,700	6,473
Japan Lifeline Co. Ltd.	1,800	15,724
Japan Material Co. Ltd.	1,900	20,211
Japan Medical Dynamic Marketing, Inc.	1,000	3,894
Japan Oil Transportation Co. Ltd.	100	1,794
Japan Petroleum Exploration Co. Ltd.	2,900	20,868
Japan Post Bank Co. Ltd.	47,300	448,808
Japan Post Holdings Co. Ltd.	64,000	602,145
Japan Post Insurance Co. Ltd.	4,800	87,811
Japan Property Management Center Co. Ltd.	200	1,425
Japan Securities Finance Co. Ltd.	2,346	30,397
Japan Steel Works Ltd. (The)	1,700	61,480
Japan Tobacco, Inc. (x)	34,100	877,728
Japan Transcity Corp.	2,000	12,905
Japan Wool Textile Co. Ltd. (The)	400	3,295
JBCC Holdings, Inc.	1,000	28,657
JCR Pharmaceuticals Co. Ltd.	3,500	13,400
JCU Corp.	800	19,350
Jeol Ltd.	1,200	42,255
JFE Holdings, Inc.	16,744	188,134
JGC Holdings Corp.	6,600	54,644
JINS Holdings, Inc.	500	20,363
JK Holdings Co. Ltd.	1,100	7,224
JMDC, Inc.	800	19,787
JMS Co. Ltd.	500	1,386
J-Oil Mills, Inc.	1,000	13,727
Joshin Denki Co. Ltd.	1,000	14,476
JSP Corp.	800	11,032
JTEKT Corp.	3,400	25,206
Juki Corp.*	1,400	3,290
Juroku Financial Group, Inc.	400	10,801
Justsystems Corp.	900	19,978
JVCKenwood Corp.	5,800	64,227
K&O Energy Group, Inc.	500	11,863
Kadokawa Corp.	3,468	69,215
Kaga Electronics Co. Ltd.	800	14,600
Kagome Co. Ltd. (x)	2,100	39,527
Kajima Corp.	11,800	214,242
Kakaku.com, Inc.	5,200	79,335
Kaken Pharmaceutical Co. Ltd. (x)	500	14,293
Kamei Corp.	1,000	11,905
Kamigumi Co. Ltd.	1,900	41,163
Kanaden Corp.	1,000	9,526
Kanadevia Corp. (x)	400	2,482
Kanagawa Chuo Kotsu Co. Ltd.	200	4,825
Kanamoto Co. Ltd.	1,000	21,344
Kandenko Co. Ltd.	2,900	42,461
Kaneka Corp.	400	9,471
Kanematsu Corp. (x)	2,500	41,535
Kansai Electric Power Co., Inc. (The)	27,900	311,055
Kansai Paint Co. Ltd. (x)	5,700	81,554
Kanto Denka Kogyo Co. Ltd.	2,000	12,305
Kao Corp. (x)	14,000	566,095
Kappa Create Co. Ltd. (x)	1,800	18,218
Kasumigaseki Capital Co. Ltd. (x)	400	33,631
Katakura & Co-op Agri Corp.	55	336
Katakura Industries Co. Ltd.	1,400	17,608
Katitas Co. Ltd.	1,700	24,320
Kato Sangyo Co. Ltd.	100	2,855
Kato Works Co. Ltd.	400	3,569
KAWADA TECHNOLOGIES, Inc.	600	10,406
Kawai Musical Instruments Manufacturing Co. Ltd. (x)	400	7,499
Kawasaki Heavy Industries Ltd.	4,300	196,275
Kawasaki Kisen Kaisha Ltd. (x)	13,691	196,150
KDDI Corp.	42,000	1,339,360
KeePer Technical Laboratory Co. Ltd. (x)	400	12,098
Keihan Holdings Co. Ltd.	3,200	67,313
Keihanshin Building Co. Ltd.	1,400	14,632
Keihin Co. Ltd.	200	2,521
Keikyu Corp. (x)	8,400	69,429
Keio Corp.	3,600	87,364
Keisei Electric Railway Co. Ltd. (x)	11,892	106,471
Keiyo Bank Ltd. (The)	2,500	12,507
Kewpie Corp.	2,400	50,968
Key Coffee, Inc.	1,200	15,578
Keyence Corp.	5,660	2,321,628
KH Neochem Co. Ltd. (x)	1,500	19,289
Kikkoman Corp. (x)	18,600	206,032
Kimoto Co. Ltd.	2,200	4,180
Kimura Chemical Plants Co. Ltd.	1,100	6,036
Kimura Unity Co. Ltd.	400	3,807
Kinden Corp.	3,500	67,179
King Jim Co. Ltd.	1,000	5,428
Kinki Sharyo Co. Ltd. (The)	100	923
Kintetsu Department Store Co. Ltd.	100	1,318
Kintetsu Group Holdings Co. Ltd.	6,600	138,206
Kirin Holdings Co. Ltd. (x)	23,400	303,769
Kisoji Co. Ltd.	1,400	18,762
Kissei Pharmaceutical Co. Ltd.	1,200	31,575
Ki-Star Real Estate Co. Ltd.	900	24,513
Kitagawa Corp.	500	3,746
Kita-Nippon Bank Ltd. (The)	300	5,734
Kitano Construction Corp.	300	8,707
Kitazawa Sangyo Co. Ltd.	1,000	2,230
Kitz Corp.	800	5,742
Kiyo Bank Ltd. (The) (x)	1,900	26,556
KNT-CT Holdings Co. Ltd.*	400	3,038
Koa Corp. (x)	1,500	9,420
Koatsu Gas Kogyo Co. Ltd.	1,000	5,159
Kobayashi Pharmaceutical Co. Ltd. (x)	1,700	67,122
Kobayashi Yoko Co. Ltd.	300	524
Kobe Bussan Co. Ltd.	4,600	101,094
Kobe Steel Ltd. (x)	12,900	128,502
Koei Tecmo Holdings Co. Ltd.	3,524	41,301
Kohnan Shoji Co. Ltd.	1,100	25,160
Kohsoku Corp.	700	11,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Koito Manufacturing Co. Ltd.	6,300	$79,600
Kojima Co. Ltd.	1,500	9,833
Kokusai Electric Corp.	3,100	41,328
Kokuyo Co. Ltd. (x)	1,500	26,554
KOMAIHALTEC, Inc.	200	2,056
Komatsu Ltd.	159,790	4,397,124
Komatsu Matere Co. Ltd.	2,000	10,745
Komatsu Wall Industry Co. Ltd.	800	8,013
KOMEDA Holdings Co. Ltd.	1,400	25,165
Komeri Co. Ltd.	100	2,093
Komori Corp.	3,400	25,868
Konaka Co. Ltd.*	1,400	2,047
Konami Group Corp.	2,300	214,029
Konica Minolta, Inc.	16,600	69,278
Kosaido Holdings Co. Ltd.	4,500	14,328
Kose Corp. (x)	1,500	68,066
Kose R E Co. Ltd.	800	3,768
Kosei Securities Co. Ltd. (The)	200	557
Kotobuki Spirits Co. Ltd.	4,000	55,390
Kourakuen Corp. (x)*	700	4,734
Krosaki Harima Corp.	800	12,857
KRS Corp.	600	8,687
K’s Holdings Corp. (x)	2,300	20,521
Kubota Corp. (x)	29,300	338,944
Kumagai Gumi Co. Ltd.	1,000	25,112
Kumiai Chemical Industry Co. Ltd.	1,340	6,371
Kura Sushi, Inc.	1,200	21,990
Kurabo Industries Ltd.	200	7,248
Kuraray Co. Ltd.	8,200	117,427
Kuraudia Holdings Co. Ltd.	200	417
Kureha Corp. (x)	600	10,908
Kurimoto Ltd.	600	16,652
Kurita Water Industries Ltd.	3,500	121,967
Kusuri no Aoki Holdings Co. Ltd.	2,400	49,666
KYB Corp.	1,400	25,963
Kyocera Corp.	36,900	366,564
Kyodo Printing Co. Ltd.	300	7,635
Kyoei Sangyo Co. Ltd.	100	1,452
Kyoei Steel Ltd.	1,300	15,034
Kyoei Tanker Co. Ltd.	200	1,376
Kyokuto Boeki Kaisha Ltd.	400	4,058
Kyokuto Kaihatsu Kogyo Co. Ltd.	600	9,659
Kyokuto Securities Co. Ltd.	1,600	15,021
Kyokuyo Co. Ltd.	500	13,087
Kyorin Pharmaceutical Co. Ltd.	400	3,813
Kyoritsu Co. Ltd.	1,000	1,054
Kyoritsu Maintenance Co. Ltd.	800	14,760
Kyosan Electric Manufacturing Co. Ltd.	2,000	6,910
Kyoto Financial Group, Inc.	6,800	100,157
Kyoto Kimono Yuzen Holdings Co. Ltd.*	700	415
Kyowa Electronic Instruments Co. Ltd.	1,000	2,636
Kyowa Kirin Co. Ltd.	6,800	102,118
Kyowa Leather Cloth Co. Ltd.	700	3,149
Kyudenko Corp.	1,200	39,208
Kyushu Electric Power Co., Inc.	13,800	123,125
Kyushu Financial Group, Inc.	5,970	27,264
Kyushu Railway Co.	4,100	99,506
Land Business Co. Ltd.	1,000	1,247
LAND Co. Ltd.	1,300	58
Lasertec Corp.	2,700	255,044
LEC, Inc.	1,200	9,797
Leopalace21 Corp.	7,300	27,256
Life Corp.	700	15,577
Link And Motivation, Inc.	5,900	22,033
Lintec Corp.	900	17,327
Lion Corp.	6,100	68,212
Lixil Corp.	9,140	99,777
Look Holdings, Inc. (x)	400	5,858
LY Corp.	94,600	250,581
M&A Capital Partners Co. Ltd.	900	15,197
M3, Inc.	11,500	100,566
Mabuchi Motor Co. Ltd. (x)	3,200	45,410
Macnica Holdings, Inc.	3,150	36,438
Maezawa Industries, Inc.	900	7,247
Maezawa Kasei Industries Co. Ltd.	900	10,169
Maezawa Kyuso Industries Co. Ltd.	800	6,824
Makino Milling Machine Co. Ltd.	500	33,910
Makita Corp.	7,200	219,496
Management Solutions Co. Ltd.	300	3,218
Mandom Corp.	1,400	11,375
Mani, Inc.	3,300	37,687
Marche Corp.*	300	381
Mars Group Holdings Corp.	600	12,770
Marubeni Construction Material Lease Co. Ltd.	100	1,973
Marubeni Corp.	49,500	742,757
Marubun Corp.	900	6,274
Marudai Food Co. Ltd.	1,200	12,682
Maruha Nichiro Corp.	1,300	25,000
Marui Group Co. Ltd.	2,800	44,388
Maruichi Steel Tube Ltd.	400	8,826
Marusan Securities Co. Ltd.	3,900	24,663
Maruwa Co. Ltd.	200	60,441
Maruwn Corp.	600	1,689
Maruyama Manufacturing Co., Inc.	200	2,682
Maruzen CHI Holdings Co. Ltd.	600	1,220
Maruzen Showa Unyu Co. Ltd.	800	30,936
Matsuda Sangyo Co. Ltd.	800	16,314
Matsui Construction Co. Ltd.	1,000	5,642
Matsui Securities Co. Ltd.	1,000	5,168
MatsukiyoCocokara & Co.	10,260	149,367
Matsuya Co. Ltd.	2,200	14,270
Matsuyafoods Holdings Co. Ltd.	500	20,662
Max Co. Ltd.	700	15,529
Mazda Motor Corp.	19,300	130,851
Mebuki Financial Group, Inc.	24,660	99,733
MEC Co. Ltd.	800	17,566
Media Do Co. Ltd. (x)	2,200	19,810
Medical System Network Co. Ltd.	400	1,076
Medipal Holdings Corp.	5,700	86,006
Medley, Inc.*	900	21,705
Megachips Corp.	300	11,945
Megmilk Snow Brand Co. Ltd.	400	7,001
Meidensha Corp.	800	21,898
Meiji Holdings Co. Ltd.	6,900	140,289
Meiji Shipping Group Co. Ltd.	1,100	4,777
Meiko Electronics Co. Ltd.	500	28,779
Meiko Network Japan Co. Ltd.	900	4,146
MEITEC Group Holdings, Inc.	1,600	30,007
Meito Sangyo Co. Ltd.	600	7,508
Meiwa Corp.	900	3,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Meiwa Estate Co. Ltd.	700	$4,540
Melco Holdings, Inc.	600	8,426
Menicon Co. Ltd.	2,900	25,566
Mercari, Inc. (x)*	3,600	40,667
Micronics Japan Co. Ltd. (x)	1,100	25,770
Midac Holdings Co. Ltd.	1,500	14,755
Milbon Co. Ltd.	1,140	25,316
Minebea Mitsumi, Inc.	10,737	172,675
Ministop Co. Ltd.	900	9,707
Mirait One Corp.	1,100	16,000
Mirarth Holdings, Inc.	4,400	14,352
MISUMI Group, Inc.	9,200	141,653
Mitachi Co. Ltd.	200	1,481
Mito Securities Co. Ltd.	3,000	10,820
Mitsuba Corp.	2,000	12,221
Mitsubishi Chemical Group Corp.	38,520	194,017
Mitsubishi Corp.	109,530	1,793,801
Mitsubishi Electric Corp.	57,700	974,099
Mitsubishi Estate Co. Ltd.	32,500	448,850
Mitsubishi Gas Chemical Co., Inc.	4,500	79,968
Mitsubishi HC Capital, Inc.	25,820	170,899
Mitsubishi Heavy Industries Ltd.	99,100	1,381,607
Mitsubishi Kakoki Kaisha Ltd.	300	7,106
Mitsubishi Logisnext Co. Ltd.	1,000	12,281
Mitsubishi Logistics Corp.	6,000	43,865
Mitsubishi Materials Corp.	2,200	33,283
Mitsubishi Motors Corp.	26,200	87,729
Mitsubishi Paper Mills Ltd.	1,800	6,516
Mitsubishi Pencil Co. Ltd. (x)	100	1,457
Mitsubishi Research Institute, Inc.	400	12,265
Mitsubishi Shokuhin Co. Ltd.	200	6,340
Mitsubishi Steel Manufacturing Co. Ltd.	700	6,817
Mitsubishi UFJ Financial Group, Inc.	362,600	4,247,920
Mitsuboshi Belting Ltd.	400	10,109
Mitsui & Co. Ltd.	87,300	1,813,771
Mitsui Chemicals, Inc.	5,331	116,444
Mitsui DM Sugar Holdings Co. Ltd.	1,000	21,388
Mitsui E&S Co. Ltd.	3,400	39,177
Mitsui Fudosan Co. Ltd.	77,800	619,546
Mitsui High-Tec, Inc. (x)	4,000	20,773
Mitsui Matsushima Holdings Co. Ltd. (x)	800	20,455
Mitsui Mining & Smelting Co. Ltd.	1,600	46,828
Mitsui OSK Lines Ltd.	10,700	371,868
Mitsui-Soko Holdings Co. Ltd.	400	18,796
Mitsumura Printing Co. Ltd.	100	881
Mitsuuroko Group Holdings Co. Ltd.	1,900	21,577
Miura Co. Ltd.	3,000	75,101
Miyaji Engineering Group, Inc.	1,600	20,377
Miyakoshi Holdings, Inc.*	300	3,644
Miyazaki Bank Ltd. (The)	800	15,766
Miyoshi Oil & Fat Co. Ltd.	400	3,868
Mizuho Financial Group, Inc.	74,537	1,822,663
Mizuho Leasing Co. Ltd.	4,200	28,168
Mizuno Corp.	700	39,515
Mochida Pharmaceutical Co. Ltd.	1,000	22,256
Modec, Inc.	1,000	21,236
Monex Group, Inc.	7,000	42,284
Money Forward, Inc.*	700	21,262
Monogatari Corp. (The)(x)	1,400	30,823
MonotaRO Co. Ltd. (x)	7,700	130,421
Morinaga & Co. Ltd.	1,800	30,989
Morinaga Milk Industry Co. Ltd.	1,000	18,572
Morita Holdings Corp.	2,000	27,528
Morozoff Ltd.	400	12,325
Mory Industries, Inc.	400	12,366
MOS Food Services, Inc.	100	2,351
MrMax Holdings Ltd.	1,200	5,383
MS&AD Insurance Group Holdings, Inc.	39,600	863,111
Murata Manufacturing Co. Ltd.	50,885	814,605
Musashi Seimitsu Industry Co. Ltd.	1,100	27,264
Musashino Bank Ltd. (The)	300	5,674
Mutoh Holdings Co. Ltd.	100	1,647
Nabtesco Corp. (x)	3,800	67,065
NAC Co. Ltd.	800	3,003
Nachi-Fujikoshi Corp.	500	9,993
Nagaileben Co. Ltd.	1,200	16,724
Nagano Keiki Co. Ltd.	800	12,601
Nagase & Co. Ltd.	2,200	44,681
Nagawa Co. Ltd.	400	18,854
Nagoya Railroad Co. Ltd.	7,800	86,560
Naigai Co. Ltd.*	300	444
Nakabayashi Co. Ltd.	1,000	3,297
Nakamuraya Co. Ltd.	300	6,095
Nakano Corp.	1,000	4,686
Nakayama Steel Works Ltd.	600	2,841
Nakayamafuku Co. Ltd.	700	1,623
Nakayo, Inc.	200	1,458
Namura Shipbuilding Co. Ltd. (x)	1,024	11,170
Nankai Electric Railway Co. Ltd.	1,300	20,397
Nanto Bank Ltd. (The)	1,100	22,523
Natori Co. Ltd.	600	8,487
NEC Capital Solutions Ltd.	300	7,444
NEC Corp.	8,300	714,020
NEC Networks & System Integration Corp.	1,200	24,971
Net Protections Holdings, Inc. (x)*	100	335
Neturen Co. Ltd.	1,700	10,516
Nexon Co. Ltd. (x)	12,100	180,821
Nextage Co. Ltd.	2,000	17,875
NEXYZ Group Corp.	500	2,454
NGK Insulators Ltd.	6,000	75,885
NH Foods Ltd.	2,200	71,223
NHK Spring Co. Ltd.	5,700	71,682
Nice Corp.	500	5,201
Nichia Steel Works Ltd.	1,000	1,971
Nichias Corp.	1,500	52,884
Nichiban Co. Ltd.	500	6,693
Nichicon Corp.	700	4,837
Nichiha Corp.	1,200	22,160
Nichimo Co. Ltd.	200	2,517
Nichirei Corp.	2,300	60,824
Nichireki Group Co. Ltd.	1,000	16,978
Nidec Corp.	24,810	445,762
Nifco, Inc.	2,300	55,416
Nihon Chouzai Co. Ltd.	600	5,471
Nihon Dempa Kogyo Co. Ltd.	900	4,927
Nihon Kohden Corp.	5,200	70,706
Nihon M&A Center Holdings, Inc.	7,200	30,035
Nihon Nohyaku Co. Ltd.	2,000	8,900
Nihon Parkerizing Co. Ltd.	3,100	25,471
Nihon Trim Co. Ltd.	200	4,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Nihon Yamamura Glass Co. Ltd.	500	$5,237
Nikkato Corp.	400	1,267
Nikko Co. Ltd.	1,000	4,607
Nikkon Holdings Co. Ltd.	2,800	36,144
Nikon Corp.	8,300	85,408
Nintendo Co. Ltd.	35,400	2,064,070
Nippn Corp.	2,000	27,756
Nippon Air Conditioning Services Co. Ltd.	1,200	8,016
Nippon Beet Sugar Manufacturing Co. Ltd.	700	10,763
Nippon Carbide Industries Co., Inc.	300	3,281
Nippon Carbon Co. Ltd.	600	16,672
Nippon Ceramic Co. Ltd. (x)	800	12,956
Nippon Chemical Industrial Co. Ltd.	400	5,979
Nippon Chemi-Con Corp.*	700	4,283
Nippon Chemiphar Co. Ltd.	100	963
Nippon Chutetsukan KK	100	648
Nippon Coke & Engineering Co. Ltd.	10,000	6,062
Nippon Concrete Industries Co. Ltd.	1,000	2,340
Nippon Denko Co. Ltd.	5,000	9,001
Nippon Densetsu Kogyo Co. Ltd.	2,000	25,148
Nippon Electric Glass Co. Ltd.	1,800	38,220
Nippon Express Holdings, Inc.	6,900	104,515
Nippon Felt Co. Ltd.	700	2,163
Nippon Filcon Co. Ltd.	900	2,928
Nippon Fine Chemical Co. Ltd.	1,000	15,086
Nippon Gas Co. Ltd.	3,300	45,311
Nippon Hume Corp.	1,000	8,656
Nippon Kanzai Holdings Co. Ltd.	800	13,584
Nippon Kayaku Co. Ltd.	5,000	40,614
Nippon Kinzoku Co. Ltd.*	300	1,199
Nippon Koshuha Steel Co. Ltd.	500	1,171
Nippon Light Metal Holdings Co. Ltd. (x)	1,480	14,539
Nippon Paint Holdings Co. Ltd. (x)	26,700	172,394
Nippon Paper Industries Co. Ltd. (x)	2,800	15,494
Nippon Parking Development Co. Ltd.	13,000	17,615
Nippon Sanso Holdings Corp.	5,600	155,696
Nippon Seisen Co. Ltd.	1,000	8,432
Nippon Sharyo Ltd.	400	5,657
Nippon Sheet Glass Co. Ltd.*	3,800	8,557
Nippon Shinyaku Co. Ltd.	1,700	42,893
Nippon Shokubai Co. Ltd.	4,000	48,408
Nippon Signal Co. Ltd.	2,800	16,461
Nippon Soda Co. Ltd.	800	14,702
Nippon Steel Corp.	29,515	593,071
Nippon Telegraph & Telephone Corp.	1,670,300	1,671,752
Nippon Television Holdings, Inc.	5,300	91,739
Nippon Thompson Co. Ltd. (x)	4,000	12,647
Nippon Yakin Kogyo Co. Ltd.	650	16,447
Nippon Yusen KK	11,900	395,923
Nipro Corp.	4,700	44,553
Nishimatsu Construction Co. Ltd.	900	29,787
Nishimatsuya Chain Co. Ltd.	700	10,454
Nishi-Nippon Financial Holdings, Inc.	4,000	51,469
Nishi-Nippon Railroad Co. Ltd.	1,100	15,792
Nissan Chemical Corp.	2,900	90,317
Nissan Motor Co. Ltd.	68,720	206,160
Nissan Shatai Co. Ltd.	900	5,719
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	3,293
Nissei Plastic Industrial Co. Ltd.	1,000	6,396
Nissha Co. Ltd.	2,200	22,502
Nisshin Group Holdings Co. Ltd.	2,600	8,782
Nisshin Seifun Group, Inc.	5,605	65,357
Nisshinbo Holdings, Inc. (x)	4,468	25,412
Nissin Corp.	800	23,545
Nissin Foods Holdings Co. Ltd.	6,200	149,754
Nissui Corp.	6,400	36,332
Niterra Co. Ltd.	4,800	153,176
Nitori Holdings Co. Ltd.	2,300	272,831
Nitta Corp.	1,100	25,875
Nittetsu Mining Co. Ltd.	600	16,868
Nitto Boseki Co. Ltd.	1,000	40,199
Nitto Denko Corp.	17,700	296,493
Nitto Fuji Flour Milling Co. Ltd.	200	8,576
Nitto Kogyo Corp.	300	5,491
Nitto Kohki Co. Ltd.	700	12,005
Nitto Seiko Co. Ltd.	1,000	3,944
Nitto Seimo Co. Ltd.	100	987
Nittoc Construction Co. Ltd.	750	4,770
NOF Corp.	6,600	91,620
Nohmi Bosai Ltd. (x)	1,000	21,039
Nojima Corp.	3,100	45,012
NOK Corp.	2,900	45,271
Nomura Co. Ltd.	4,000	22,668
Nomura Holdings, Inc.	94,300	549,287
Nomura Micro Science Co. Ltd. (x)	1,100	15,901
Nomura Real Estate Holdings, Inc.	2,800	68,851
Nomura Research Institute Ltd.	12,109	358,543
Noritake Co. Ltd.	1,200	30,051
Noritsu Koki Co. Ltd.	1,100	35,931
Noritz Corp. (x)	2,300	24,179
North Pacific Bank Ltd.	11,400	32,808
NPR-RIKEN Corp.	1,208	19,532
NS Solutions Corp.	2,000	51,431
NS United Kaiun Kaisha Ltd.	400	10,232
NSD Co. Ltd.	2,260	48,299
NSK Ltd.	9,100	39,371
NSW, Inc.	400	7,843
NTN Corp.	13,000	20,811
NTT Data Group Corp.	14,800	281,425
Nxera Pharma Co. Ltd.*	2,700	17,812
Obara Group, Inc.	800	20,294
Obayashi Corp.	19,300	255,244
OBIC Business Consultants Co. Ltd.	1,200	52,535
Obic Co. Ltd.	10,500	313,134
Odakyu Electric Railway Co. Ltd. (x)	10,499	96,420
Oenon Holdings, Inc. (x)	3,000	7,457
Ogaki Kyoritsu Bank Ltd. (The)	1,600	19,551
Ohara, Inc.	400	2,923
Ohashi Technica, Inc.	600	7,550
Ohsho Food Service Corp.	1,800	34,755
OIE Sangyo Co. Ltd.	300	3,812
Oiles Corp.	1,560	24,458
Oisix ra daichi, Inc. (x)*	2,200	17,485
Oita Bank Ltd. (The)	700	13,805
Oji Holdings Corp.	21,500	82,510
Okabe Co. Ltd.	2,700	13,084
Okamura Corp.	1,700	22,159
Okasan Securities Group, Inc.	6,000	24,160
Okaya Electric Industries Co. Ltd.	600	849

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Oki Electric Industry Co. Ltd.	3,600	$24,210
Okinawa Electric Power Co., Inc. (The)	2,273	13,819
Okinawa Financial Group, Inc.	1,080	17,744
OKUMA Corp.	600	12,803
Okumura Corp.	300	7,477
Okura Industrial Co. Ltd. (x)	600	11,418
Okuwa Co. Ltd.	1,000	5,619
Olympic Group Corp.	800	2,358
Olympus Corp.	32,300	481,606
Omron Corp.	4,800	161,364
Ono Pharmaceutical Co. Ltd.	12,400	128,652
ONO Sokki Co. Ltd.	500	1,830
Onoken Co. Ltd.	1,000	9,514
Onward Holdings Co. Ltd.	1,000	3,733
Open House Group Co. Ltd.	2,000	67,354
Open Up Group, Inc.	3,000	33,875
Optex Group Co. Ltd.	1,600	17,656
Optorun Co. Ltd. (x)	1,000	11,831
Oracle Corp.	1,000	95,781
Organo Corp.	700	35,895
Orient Corp.	1,650	8,827
Oriental Land Co. Ltd.	33,200	717,489
Oriental Shiraishi Corp.	450	1,118
Origin Co. Ltd.	200	1,469
ORIX Corp.	33,600	719,199
Osaka Gas Co. Ltd.	10,600	231,848
Osaka Soda Co. Ltd.	500	6,287
Osaka Steel Co. Ltd.	800	14,897
OSAKA Titanium Technologies Co. Ltd. (x)	1,100	12,963
Osaki Electric Co. Ltd.	1,000	4,917
OSG Corp.	2,200	25,784
Otsuka Corp. (x)	6,600	150,854
Otsuka Holdings Co. Ltd.	13,200	716,152
Oyo Corp.	1,200	19,533
Pacific Industrial Co. Ltd.	2,000	17,214
Pacific Metals Co. Ltd.*	899	8,246
Pack Corp. (The) (x)	900	20,412
PAL GROUP Holdings Co. Ltd.	800	15,507
PALTAC Corp.	1,050	28,949
Pan Pacific International Holdings Corp.	12,200	331,486
Panasonic Holdings Corp.	67,885	706,351
Paris Miki Holdings, Inc.	1,500	2,910
Park24 Co. Ltd.	4,000	55,913
Pasona Group, Inc.	1,000	12,913
Pegasus Co. Ltd.	1,200	3,393
Penta-Ocean Construction Co. Ltd.	2,700	11,171
PeptiDream, Inc. (x)*	3,500	58,168
Persol Holdings Co. Ltd.	61,800	92,159
Pharma Foods International Co. Ltd.	700	4,413
PIA Corp.*	300	5,980
Pigeon Corp. (x)	4,300	39,688
PILLAR Corp.	1,000	27,187
Pilot Corp. (x)	1,100	33,876
Piolax, Inc.	1,500	24,086
Pola Orbis Holdings, Inc. (x)	3,000	27,235
Poplar Co. Ltd.*	300	396
Premium Group Co. Ltd.	600	9,772
Press Kogyo Co. Ltd.	5,000	17,817
Prima Meat Packers Ltd.	1,400	19,717
Procrea Holdings, Inc.	1,176	13,165
Pronexus, Inc.	1,300	10,939
PS Construction Co. Ltd.	800	5,657
Raito Kogyo Co. Ltd.	800	11,242
Raiznext Corp.	200	1,976
Raksul, Inc.	2,200	18,422
Rakus Co. Ltd.	2,000	23,326
Rakuten Bank Ltd.*	2,800	78,534
Rakuten Group, Inc. (x)*	43,600	235,189
Rasa Corp.	500	4,532
Rasa Industries Ltd.	400	6,863
Recruit Holdings Co. Ltd.	44,600	3,108,311
Relo Group, Inc.	3,600	43,780
Renaissance, Inc.	500	3,288
Renesas Electronics Corp.*	43,200	550,370
Rengo Co. Ltd.	300	1,663
RENOVA, Inc.*	2,800	13,745
Resol Holdings Co. Ltd.	100	3,401
Resona Holdings, Inc.	68,700	499,148
Resonac Holdings Corp.	5,000	125,766
Resorttrust, Inc.	1,900	37,729
Restar Corp.	700	11,435
Rheon Automatic Machinery Co. Ltd.	1,000	9,214
Rhythm Co. Ltd.	600	15,627
Ricoh Co. Ltd.	16,400	186,843
Ricoh Leasing Co. Ltd.	800	26,501
Right On Co. Ltd. (x)*	900	1,104
Riken Keiki Co. Ltd.	700	16,953
Riken Technos Corp.	2,000	13,589
Ringer Hut Co. Ltd.	900	12,517
Rinnai Corp.	3,500	72,018
Riso Kagaku Corp.	800	8,109
Riso Kyoiku Co. Ltd.	3,900	7,481
Rock Field Co. Ltd. (x)	1,200	11,648
Rohm Co. Ltd.	9,600	90,717
Rohto Pharmaceutical Co. Ltd.	6,600	119,715
Rorze Corp.	4,000	38,091
Round One Corp. (x)	4,900	40,277
Royal Holdings Co. Ltd. (x)	1,800	27,304
Ryobi Ltd.	1,400	20,056
Ryoden Corp.	500	7,789
Ryohin Keikaku Co. Ltd.	7,100	160,926
Ryoyo Ryosan Holdings, Inc.	1,224	18,937
S Foods, Inc.	500	8,668
Sagami Holdings Corp.	1,000	11,257
Saibu Gas Holdings Co. Ltd.	1,300	14,263
Saizeriya Co. Ltd. (x)	600	20,315
Sakai Chemical Industry Co. Ltd.	800	13,214
Sakai Heavy Industries Ltd.	400	5,988
Sakai Moving Service Co. Ltd.	800	12,519
Sakata INX Corp.	2,000	21,929
Sakata Seed Corp.	1,100	24,137
Sakura Internet, Inc. (x)	1,000	27,876
Sala Corp.	1,000	5,680
SAMTY HOLDINGS Co. Ltd. (x)	900	18,697
San Holdings, Inc.	800	5,931
San ju San Financial Group, Inc.	990	14,258
San-A Co. Ltd.	1,600	29,330
San-Ai Obbli Co. Ltd.	2,000	24,078
Sanden Corp.*	1,400	1,316
Sangetsu Corp.	1,800	34,245
San-In Godo Bank Ltd. (The)	3,400	27,112
Sanix, Inc.*	1,800	2,825

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Sanken Electric Co. Ltd.*	400	$14,602
Sanko Metal Industrial Co. Ltd.	100	2,822
Sankyo Co. Ltd.	6,400	86,526
Sankyo Seiko Co. Ltd.	2,000	7,887
Sankyo Tateyama, Inc.	1,700	7,182
Sankyu, Inc.	800	27,643
Sanoh Industrial Co. Ltd.	1,400	6,604
Sanrio Co. Ltd.	4,900	170,947
Sanritsu Corp.	300	1,543
Sansan, Inc.*	1,100	15,940
Sanshin Electronics Co. Ltd.	1,500	18,700
Santen Pharmaceutical Co. Ltd.	10,700	109,576
Sanwa Holdings Corp.	5,300	146,807
Sanyo Chemical Industries Ltd.	600	15,646
Sanyo Industries Ltd.	100	1,840
Sanyo Shokai Ltd.	600	11,162
Sanyo Special Steel Co. Ltd.	1,200	14,580
Sapporo Holdings Ltd.	1,800	94,848
Sata Construction Co. Ltd.	800	5,056
Sato Holdings Corp.	1,200	16,713
Sato Shoji Corp.	1,000	9,454
Satori Electric Co. Ltd.	900	9,934
Sawai Group Holdings Co. Ltd.	2,400	32,690
SAXA, Inc.	300	5,434
SBI ARUHI Corp.	2,100	10,975
SBI Holdings, Inc.	9,260	231,629
SCREEN Holdings Co. Ltd.	1,800	106,647
Scroll Corp.	1,700	11,643
SCSK Corp.	4,596	96,466
Secom Co. Ltd.	12,200	412,500
Sega Sammy Holdings, Inc.	5,000	97,047
Seibu Holdings, Inc.	6,900	139,916
Seikagaku Corp.	2,400	12,191
Seikitokyu Kogyo Co. Ltd.	600	5,920
Seiko Epson Corp.	6,800	122,821
Seiko Group Corp.	1,200	36,908
Seino Holdings Co. Ltd.	1,300	19,610
Seiren Co. Ltd.	1,300	22,908
Sekisui Chemical Co. Ltd.	11,700	201,848
Sekisui House Ltd.	16,600	395,552
Sekisui Jushi Corp.	1,000	13,490
Sekisui Kasei Co. Ltd.	1,000	2,249
Senko Group Holdings Co. Ltd.	4,000	37,794
Senshu Ikeda Holdings, Inc.	6,880	17,295
Senshukai Co. Ltd. (x)*	2,200	3,980
Seven & i Holdings Co. Ltd.	64,408	1,008,589
SG Holdings Co. Ltd.	10,200	97,296
Sharp Corp.*	8,300	51,549
Shibaura Mechatronics Corp.	600	29,936
Shibusawa Warehouse Co. Ltd. (The)	600	11,644
Shibuya Corp.	700	17,009
SHIFT, Inc.*	500	57,316
Shiga Bank Ltd. (The)	200	4,990
Shikibo Ltd.	700	4,506
Shikoku Bank Ltd. (The)	1,600	11,796
Shikoku Electric Power Co., Inc.	2,700	21,063
Shikoku Kasei Holdings Corp.	1,000	13,067
Shima Seiki Manufacturing Ltd.	900	5,991
Shimadaya Corp.	600	5,291
Shimadzu Corp.	8,200	230,663
Shimamura Co. Ltd.	1,500	83,702
Shimano, Inc. (x)	2,500	337,494
Shimizu Bank Ltd. (The)	400	3,638
Shimizu Corp.	15,800	124,925
Shimojima Co. Ltd.	800	6,779
Shin Nippon Air Technologies Co. Ltd.	1,800	23,070
Shin Nippon Biomedical Laboratories Ltd.	700	7,371
Shinagawa Refractories Co. Ltd.	1,500	16,645
Shindengen Electric Manufacturing Co. Ltd.	400	6,287
Shin-Etsu Chemical Co. Ltd.	50,300	1,666,157
Shin-Etsu Polymer Co. Ltd.	2,500	26,167
Shingakukai Holdings Co. Ltd.	600	767
Shinko Electric Industries Co. Ltd.*	2,100	76,141
Shinko Shoji Co. Ltd.	2,200	13,933
Shinmaywa Industries Ltd.	1,800	15,820
Shinnihon Corp.	1,600	15,898
Shinsho Corp.	300	11,734
Shinwa Co. Ltd.	600	11,366
Shinyei Kaisha	100	1,056
Shionogi & Co. Ltd.	18,900	264,967
Ship Healthcare Holdings, Inc.	3,100	43,429
Shiseido Co. Ltd.	11,600	204,078
Shizuoka Financial Group, Inc.	10,500	85,034
Shizuoka Gas Co. Ltd.	3,000	20,391
SHO-BOND Holdings Co. Ltd. (x)	1,000	33,032
Shobunsha Holdings, Inc.	700	1,739
Shochiku Co. Ltd.	400	27,803
Shoei Co. Ltd.	1,600	22,789
Showa Sangyo Co. Ltd.	1,000	17,964
Shuei Yobiko Co. Ltd.*	200	327
Siix Corp.	1,400	10,638
Simplex Holdings, Inc.	1,900	29,830
Sinanen Holdings Co. Ltd.	400	16,646
Sinfonia Technology Co. Ltd.	600	24,127
Sinko Industries Ltd.	600	4,814
Sintokogio Ltd.	2,600	15,561
SK Japan Co. Ltd.	200	941
SKY Perfect JSAT Holdings, Inc.	3,600	20,596
Skylark Holdings Co. Ltd. (x)	8,300	128,903
SMC Corp.	1,700	662,874
SMK Corp.	300	4,882
SMS Co. Ltd.	2,800	27,764
SNT Corp.	2,400	3,150
Socionext, Inc.	4,700	73,990
Soda Nikka Co. Ltd.	1,000	7,276
SoftBank Corp.	913,700	1,149,507
SoftBank Group Corp.	27,712	1,599,140
Sohgo Security Services Co. Ltd.	9,900	67,825
Sojitz Corp.	7,200	146,917
Sompo Holdings, Inc.	26,350	691,232
Sony Group Corp.	196,600	4,158,546
Sotetsu Holdings, Inc.	3,000	47,419
SPK Corp.	400	5,444
S-Pool, Inc.	3,800	7,634
Square Enix Holdings Co. Ltd.	2,600	101,061
SRA Holdings	600	16,025
ST Corp.	600	5,875
St Marc Holdings Co. Ltd.	800	13,764
Stanley Electric Co. Ltd.	3,700	60,746
Starzen Co. Ltd.	800	14,710
Stella Chemifa Corp.	500	13,929

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Strike Co. Ltd.	700	$16,249
Studio Alice Co. Ltd.	500	6,675
Subaru Corp.	17,200	303,583
Sugi Holdings Co. Ltd.	3,000	46,970
Sugimoto & Co. Ltd.	1,200	10,625
SUMCO Corp. (x)	10,700	79,377
Sumida Corp.	700	3,916
Sumiseki Holdings, Inc. (x)	1,000	4,869
Sumitomo Bakelite Co. Ltd.	1,300	31,553
Sumitomo Chemical Co. Ltd.	44,800	98,501
Sumitomo Corp.	36,080	776,689
Sumitomo Electric Industries Ltd.	20,300	362,693
Sumitomo Forestry Co. Ltd.	4,800	161,429
Sumitomo Heavy Industries Ltd. (x)	3,900	79,346
Sumitomo Metal Mining Co. Ltd.	7,800	176,544
Sumitomo Mitsui Construction Co. Ltd.	7,200	18,892
Sumitomo Mitsui Financial Group, Inc.	115,350	2,781,117
Sumitomo Mitsui Trust Group, Inc.	19,882	466,064
Sumitomo Osaka Cement Co. Ltd.	200	4,188
Sumitomo Pharma Co. Ltd. (x)*	4,700	16,658
Sumitomo Realty & Development Co. Ltd.	9,700	300,844
Sumitomo Riko Co. Ltd.	2,000	20,529
Sumitomo Rubber Industries Ltd. (x)	4,484	50,350
Sumitomo Seika Chemicals Co. Ltd.	400	12,073
Sumitomo Warehouse Co. Ltd. (The)	1,800	31,966
Sun Frontier Fudousan Co. Ltd.	1,000	12,248
Sundrug Co. Ltd.	2,300	58,738
Suntory Beverage & Food Ltd.	3,800	120,662
Sun-Wa Technos Corp.	600	8,560
Suruga Bank Ltd.	5,500	39,379
Suzuden Corp.	300	3,574
Suzuken Co. Ltd.	1,990	59,674
Suzuki Motor Corp.	44,000	500,416
SWCC Corp.	500	23,860
Sysmex Corp.	14,700	269,977
Systena Corp.	4,900	11,235
T Hasegawa Co. Ltd.	1,600	31,373
T RAD Co. Ltd.	400	9,327
T&D Holdings, Inc.	15,100	275,787
Tac Co. Ltd.	700	913
Tachibana Eletech Co. Ltd.	840	14,011
Tachi-S Co. Ltd.	1,600	17,615
Tadano Ltd.	600	4,330
Taihei Dengyo Kaisha Ltd.	500	15,908
Taiheiyo Cement Corp.	3,278	73,903
Taiheiyo Kouhatsu, Inc.	400	1,828
Taiho Kogyo Co. Ltd.	800	3,323
Taiko Pharmaceutical Co. Ltd.*	1,200	2,508
Taisei Corp.	5,000	209,904
Taisei Lamick Co. Ltd.	300	4,713
Taiyo Holdings Co. Ltd.	300	7,758
Taiyo Yuden Co. Ltd. (x)	2,700	38,345
Takachiho Koheki Co. Ltd.	500	12,399
Takadakiko Co. Ltd.	300	1,948
Takamatsu Construction Group Co. Ltd.	1,000	17,761
Takano Co. Ltd.	400	1,797
Takaoka Toko Co. Ltd.	400	5,246
Taka-Q Co. Ltd.*	500	419
Takara & Co. Ltd.	700	12,532
Takara Holdings, Inc.	1,400	12,012
Takara Standard Co. Ltd.	2,500	26,720
Takasago Thermal Engineering Co. Ltd.	1,100	44,397
Takashima & Co. Ltd.	800	6,570
Takashimaya Co. Ltd.	6,800	54,041
Take And Give Needs Co. Ltd.	600	3,636
Takeda Pharmaceutical Co. Ltd.	50,800	1,338,694
Takeuchi Manufacturing Co. Ltd. (x)	900	28,153
Takihyo Co. Ltd.	200	1,957
Takuma Co. Ltd.	1,300	13,628
Tamron Co. Ltd.	800	22,581
Tamura Corp.	3,000	9,698
Tanaka Co. Ltd.	300	1,292
Tanseisha Co. Ltd.	1,950	12,247
Taya Co. Ltd.*	200	388
Tayca Corp.	1,000	10,028
TBK Co. Ltd.	1,000	1,733
TBS Holdings, Inc.	2,500	63,592
TDC Soft, Inc.	1,600	15,892
TDK Corp.	50,200	647,526
Teac Corp.	600	294
TechMatrix Corp.	2,400	36,071
TechnoPro Holdings, Inc. (x)	2,900	54,210
Teijin Ltd.	5,200	43,940
Teikoku Electric Manufacturing Co. Ltd.	800	14,384
Teikoku Sen-I Co. Ltd.	1,000	14,966
Teikoku Tsushin Kogyo Co. Ltd.	400	6,422
Tekken Corp.	800	12,270
Ten Allied Co. Ltd.*	800	1,416
Tenma Corp.	1,100	20,022
TerraSky Co. Ltd.*	1,100	15,893
Terumo Corp.	38,100	733,933
T-Gaia Corp. (x)	600	10,105
THK Co. Ltd.	2,800	64,566
Tigers Polymer Corp.	600	2,813
TIS, Inc.	5,600	132,034
Titan Kogyo Ltd.	100	499
Toa Corp./Hyogo	1,000	6,353
Toa Corp./Tokyo	600	4,524
TOA ROAD Corp.	2,000	16,542
Toabo Corp.	400	1,016
Toagosei Co. Ltd.	600	5,742
TOBISHIMA HOLDINGS, Inc.	800	8,280
Tobu Railway Co. Ltd.	5,800	94,137
TOC Co. Ltd.	4,700	19,048
Tocalo Co. Ltd.	2,400	28,066
Tochigi Bank Ltd. (The)	6,000	10,729
Toda Corp.	8,800	53,442
Toda Kogyo Corp.*	100	752
Toei Co. Ltd.	1,000	37,243
Toenec Corp.	1,000	6,226
Toho Bank Ltd. (The)	10,000	18,599
Toho Co. Ltd.	3,100	120,694
Toho Co. Ltd./Kobe	400	7,596
Toho Gas Co. Ltd.	2,000	53,793
Toho Holdings Co. Ltd.	1,900	51,300
Toho Titanium Co. Ltd. (x)	2,100	14,253
Toho Zinc Co. Ltd.*	700	2,391
Tohoku Bank Ltd. (The)	600	4,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Tohoku Electric Power Co., Inc.	15,000	$112,020
Tohto Suisan Co. Ltd.	200	7,066
Tokai Carbon Co. Ltd. (x)	6,400	36,933
TOKAI Holdings Corp.	2,400	14,787
Tokai Rika Co. Ltd.	500	7,198
Tokai Senko KK	100	446
Tokai Tokyo Financial Holdings, Inc.	9,600	29,928
Token Corp.	120	9,543
Tokio Marine Holdings, Inc.	54,000	1,936,850
Tokushu Tokai Paper Co. Ltd.	800	18,441
Tokuyama Corp.	2,200	36,488
Tokyo Century Corp.	2,200	22,198
Tokyo Electric Power Co. Holdings, Inc.*	47,700	142,379
Tokyo Electron Device Ltd.	1,200	23,007
Tokyo Electron Ltd.	11,900	1,826,194
Tokyo Energy & Systems, Inc.	1,000	6,976
Tokyo Gas Co. Ltd.	10,800	299,876
Tokyo Individualized Educational Institute, Inc.	900	1,942
Tokyo Keiki, Inc.	800	16,236
Tokyo Kikai Seisakusho Ltd.*	300	655
Tokyo Kiraboshi Financial Group, Inc.	351	10,085
Tokyo Ohka Kogyo Co. Ltd. (x)	2,800	61,748
Tokyo Rope Manufacturing Co. Ltd.	800	6,603
Tokyo Sangyo Co. Ltd.	1,000	4,675
Tokyo Seimitsu Co. Ltd.	1,200	55,015
Tokyo Steel Manufacturing Co. Ltd.	1,300	12,292
Tokyo Tatemono Co. Ltd. (x)	5,491	89,944
Tokyo Tekko Co. Ltd.	400	17,032
Tokyotokeiba Co. Ltd.	800	22,980
Tokyu Construction Co. Ltd.	4,940	22,632
Tokyu Corp.	15,600	166,587
Tokyu Fudosan Holdings Corp.	15,400	93,611
Toli Corp.	3,000	8,816
Tomato Bank Ltd.	400	3,124
Tomen Devices Corp.	100	4,359
Tomoe Corp.	1,800	11,277
Tomoe Engineering Co. Ltd.	400	9,643
Tomoegawa Corp.	400	1,796
Tomoku Co. Ltd.	800	11,726
TOMONY Holdings, Inc.	9,400	26,473
Tomy Co. Ltd. (x)	2,100	60,131
Tonami Holdings Co. Ltd.	200	7,552
Top Culture Co. Ltd.*	400	337
Topcon Corp.	2,800	49,966
TOPPAN Holdings, Inc.	6,900	182,800
Topy Industries Ltd.	1,000	12,707
Toray Industries, Inc.	40,900	258,200
Toridoll Holdings Corp.	2,200	54,266
Torigoe Co. Ltd. (The)	1,200	5,750
Torii Pharmaceutical Co. Ltd. (x)	800	23,873
Tose Co. Ltd.	300	1,172
Toshiba TEC Corp.	600	13,677
Tosoh Corp.	8,400	112,219
Totetsu Kogyo Co. Ltd.	1,000	21,243
TOTO Ltd.	4,400	105,629
Tottori Bank Ltd. (The)	300	2,358
Toukei Computer Co. Ltd.	400	10,609
Tow Co. Ltd.	1,200	2,393
Towa Bank Ltd. (The)	1,300	5,264
Towa Corp.	2,100	20,198
Towa Pharmaceutical Co. Ltd.	200	4,242
Toyo Construction Co. Ltd.	100	859
Toyo Corp.	1,600	14,591
Toyo Denki Seizo KK	400	3,038
Toyo Engineering Corp.	1,600	7,330
Toyo Kanetsu KK	600	16,622
Toyo Logistics Co. Ltd.	200	1,862
Toyo Machinery & Metal Co. Ltd.	1,000	4,167
Toyo Securities Co. Ltd.	4,000	14,202
Toyo Seikan Group Holdings Ltd.	2,700	41,021
Toyo Shutter Co. Ltd.	200	1,016
Toyo Sugar Refining Co. Ltd.	200	1,860
Toyo Suisan Kaisha Ltd.	2,500	169,620
Toyo Tanso Co. Ltd.	700	18,788
Toyo Tire Corp. (x)	3,000	46,603
Toyo Wharf & Warehouse Co. Ltd.	300	2,394
Toyobo Co. Ltd.	1,700	10,400
Toyoda Gosei Co. Ltd.	600	10,487
Toyota Boshoku Corp.	1,800	23,295
Toyota Industries Corp.	4,800	386,773
Toyota Motor Corp.	298,440	5,890,732
Toyota Tsusho Corp.	18,300	323,486
TPR Co. Ltd.	1,500	23,209
Transcosmos, Inc.	100	2,121
TRE Holdings Corp.	2,900	27,762
Trend Micro, Inc.*	3,100	167,293
Tri Chemical Laboratories, Inc.	1,300	23,334
Trusco Nakayama Corp.	1,400	20,727
TS Tech Co. Ltd. (x)	2,100	23,829
Tsubakimoto Chain Co.	2,700	33,228
Tsubakimoto Kogyo Co. Ltd.	600	7,860
Tsudakoma Corp.*	300	734
Tsukamoto Corp. Co. Ltd.	200	1,385
Tsukishima Holdings Co. Ltd.	2,000	18,970
Tsukuba Bank Ltd.	5,400	8,329
Tsumura & Co.	1,500	44,660
Tsuruha Holdings, Inc.	1,500	82,876
Tsutsumi Jewelry Co. Ltd.	500	7,032
TV Asahi Holdings Corp.	2,700	39,001
Tv Tokyo Holdings Corp.	500	10,262
TYK Corp.	1,000	2,705
UACJ Corp.	1,226	41,234
UBE Corp.	900	13,781
Uchida Yoko Co. Ltd.	400	17,606
Ueki Corp.	200	2,054
Ulvac, Inc.	1,200	46,199
Unicafe, Inc.*	300	1,726
Unicharm Corp.	34,500	284,613
Unipres Corp.	1,600	10,943
United Arrows Ltd.	1,100	18,750
United Super Markets Holdings, Inc. (x)	4,980	23,817
Unitika Ltd.*	2,900	2,615
Ushio, Inc.	1,700	22,858
USS Co. Ltd.	11,400	99,765
UT Group Co. Ltd.	1,600	22,041
Valor Holdings Co. Ltd.	500	6,964
Vision, Inc.	500	4,040
Visional, Inc.*	700	35,474
Vital KSK Holdings, Inc.	2,300	18,193
Wacoal Holdings Corp.	1,600	54,661
Wacom Co. Ltd.	1,300	5,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Wakachiku Construction Co. Ltd.	700	$16,591
Wakamoto Pharmaceutical Co. Ltd.	1,000	1,424
Warabeya Nichiyo Holdings Co. Ltd.	700	9,032
WATAMI Co. Ltd.	1,400	8,644
Weathernews, Inc.	600	14,636
Welcia Holdings Co. Ltd.	4,500	58,520
West Japan Railway Co.	15,000	265,084
Wood One Co. Ltd.	400	2,154
W-Scope Corp. (x)*	3,400	5,933
Xebio Holdings Co. Ltd.	1,400	10,134
YAC Holdings Co. Ltd. (x)	1,000	6,052
Yahagi Construction Co. Ltd.	1,700	17,096
Yakult Honsha Co. Ltd. (x)	8,500	160,909
YAMABIKO Corp.	200	3,204
Yamada Holdings Co. Ltd.	9,472	27,201
Yamagata Bank Ltd. (The)	1,400	8,853
Yamaguchi Financial Group, Inc.	6,800	70,818
Yamaha Corp.	12,800	92,129
Yamaha Motor Co. Ltd. (x)	24,000	211,383
Yamaichi Electronics Co. Ltd.	1,200	17,375
YA-MAN Ltd. (x)	3,200	14,515
Yamanashi Chuo Bank Ltd. (The)	1,400	16,659
Yamashita Health Care Holdings, Inc.	100	1,537
Yamatane Corp.	600	13,232
Yamato Corp.	1,000	8,728
Yamato Holdings Co. Ltd.	6,800	76,306
Yamato International, Inc.	700	1,547
Yamato Kogyo Co. Ltd.	500	23,430
Yamaura Corp.	500	3,945
Yamaya Corp.	110	2,011
Yamazaki Baking Co. Ltd. (x)	2,900	53,996
Yamazawa Co. Ltd.	300	2,271
Yaoko Co. Ltd.	500	30,033
Yaskawa Electric Corp. (x)	5,600	142,797
Yasuda Logistics Corp.	1,000	11,176
Yellow Hat Ltd.	2,200	37,437
Yodogawa Steel Works Ltd.	900	31,879
Yokogawa Bridge Holdings Corp.	100	1,784
Yokogawa Electric Corp.	6,400	136,272
Yokohama Rubber Co. Ltd. (The) (x)	2,800	59,767
Yokorei Co. Ltd.	2,600	14,041
Yokowo Co. Ltd.	1,000	11,234
Yomeishu Seizo Co. Ltd.	500	7,965
Yondenko Corp.	1,200	12,144
Yondoshi Holdings, Inc.	900	10,792
Yorozu Corp.	700	5,370
Yoshinoya Holdings Co. Ltd.	1,400	27,587
Yuken Kogyo Co. Ltd.	200	3,423
Yurtec Corp.	2,000	19,641
Yushin Precision Equipment Co. Ltd.	1,200	5,032
Yushiro Chemical Industry Co. Ltd.	600	8,209
Zacros Corp.	900	24,645
Zenkoku Hosho Co. Ltd. (x)	1,500	52,594
Zenrin Co. Ltd.	2,550	13,444
Zensho Holdings Co. Ltd.	3,200	181,357
Zeon Corp.	4,300	40,716
Zeria Pharmaceutical Co. Ltd.	1,100	17,017
Zojirushi Corp.	1,800	20,329
ZOZO, Inc.	3,500	108,189
Zuken, Inc.	800	20,928

		147,780,533

Jordan (0.0%)†
Hikma Pharmaceuticals plc	8,329	207,812

Luxembourg (0.5%)
Eurofins Scientific SE	88,500	4,520,382

Mexico (0.0%)†
Fresnillo plc	9,528	74,133

Netherlands (4.3%)
Adyen NV (m)*	1,904	2,834,135
Akzo Nobel NV	75,887	4,556,094
ASML Holding NV	25,300	17,786,694
EXOR NV	37,700	3,458,014
ING Groep NV	204,740	3,208,769
Koninklijke Ahold Delhaize NV	155,342	5,067,088
Wolters Kluwer NV	15,102	2,509,203

		39,419,997

New Zealand (0.1%)
a2 Milk Co. Ltd. (The) (x)*	31,169	111,508
Auckland International Airport Ltd.	6,589	31,647
Chorus Ltd.	14,715	72,317
Fisher & Paykel Healthcare Corp. Ltd. (x)	7,356	159,127
Fletcher Building Ltd. (x)*	17,976	28,372
Xero Ltd.*	5,481	571,834

		974,805

Nigeria (0.0%)†
Airtel Africa plc (m)	51,559	73,325

South Africa (0.2%)
Anglo American plc	69,251	2,049,477

South Korea (0.7%)
KB Financial Group, Inc.	7,000	396,603
NAVER Corp.*	20,905	2,825,618
Samsung Electronics Co. Ltd. (Preference) (q)	115,787	3,478,658

		6,700,879

Spain (2.1%)
Amadeus IT Group SA	43,993	3,107,884
Banco Bilbao Vizcaya Argentaria SA	364,908	3,572,761
Banco Santander SA	981,036	4,536,852
Iberdrola SA	367,861	5,067,949
Industria de Diseno Textil SA	70,369	3,618,346

		19,903,792

Sweden (1.0%)
Sandvik AB	145,100	2,601,369
SKF AB, Class B	200,000	3,752,136
Volvo AB, Class B	127,800	3,102,203

		9,455,708

Switzerland (1.3%)
Cie Financiere Richemont SA (Registered)	21,600	3,294,700
Novartis AG (Registered)	27,400	2,657,067
Schindler Holding AG	4,795	1,322,657
Sunrise Communications AG (ADR), Class A*	16,254	700,222
Swatch Group AG (The)	23,096	4,198,533

		12,173,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
United Kingdom (14.9%)
3i Group plc	51,691	$2,306,334
Admiral Group plc	16,922	560,122
Ashtead Group plc	49,905	3,101,937
Associated British Foods plc	17,811	455,540
AstraZeneca plc	83,296	10,915,848
Auto Trader Group plc (m)	49,637	492,775
Aviva plc	150,404	882,707
BAE Systems plc	170,831	2,456,220
Barclays plc	805,412	2,703,744
Barratt Redrow plc	75,703	417,094
Beazley plc	34,283	350,433
Berkeley Group Holdings plc	5,449	266,043
British American Tobacco plc	111,058	4,004,165
British Land Co. plc (The) (REIT)	53,649	242,056
BT Group plc (x)	351,542	633,957
Bunzl plc	28,303	1,167,856
Centrica plc	290,884	486,515
Compass Group plc	135,432	4,513,350
ConvaTec Group plc (m)	97,733	270,642
Croda International plc	7,760	328,844
DCC plc	5,604	360,604
Diageo plc	222,616	7,071,834
Diploma plc	7,692	409,259
DS Smith plc	76,213	517,128
easyJet plc	34,772	243,774
Entain plc	35,012	301,210
Games Workshop Group plc	1,828	304,596
Halma plc	21,088	709,898
Hargreaves Lansdown plc	20,549	282,464
Hiscox Ltd.	17,345	235,165
Howden Joinery Group plc	32,362	321,478
HSBC Holdings plc	1,009,870	9,928,204
IMI plc	14,623	333,362
Imperial Brands plc	47,529	1,519,075
Informa plc	75,804	757,674
InterContinental Hotels Group plc	8,884	1,107,072
Intermediate Capital Group plc	14,730	380,980
International Consolidated Airlines Group SA	204,175	771,677
Intertek Group plc	9,111	539,279
J Sainsbury plc	104,682	358,557
JD Sports Fashion plc	138,958	166,829
Kingfisher plc	101,229	315,174
Land Securities Group plc (REIT)	38,554	281,872
Legal & General Group plc	344,393	990,773
Lloyds Banking Group plc	11,529,078	7,906,536
London Stock Exchange Group plc	27,903	3,942,050
LondonMetric Property plc (REIT)	112,518	253,691
M&G plc	121,002	299,708
Marks & Spencer Group plc	113,747	534,712
Melrose Industries plc	70,975	492,071
National Grid plc	274,328	3,262,597
NatWest Group plc	373,412	1,879,715
Next plc	6,630	788,343
Pearson plc	37,159	596,378
Persimmon plc	16,556	248,303
Phoenix Group Holdings plc	42,528	271,528
Reckitt Benckiser Group plc	123,626	7,479,908
RELX plc	104,964	4,768,667
Rentokil Initial plc	140,376	704,353
Rightmove plc	44,316	356,065
Rolls-Royce Holdings plc*	477,652	3,400,072
Sage Group plc (The)	55,797	889,219
Schroders plc	1,233,478	4,997,002
Segro plc (REIT)	71,665	629,098
Severn Trent plc	14,694	461,357
Smith & Nephew plc	316,963	3,933,934
Smiths Group plc	142,588	3,068,517
Spirax Group plc	4,113	352,968
SSE plc	60,843	1,221,756
St James’s Place plc	30,506	331,493
Standard Chartered plc	112,404	1,391,144
Taylor Wimpey plc	192,890	294,846
Tesco plc	391,499	1,805,103
Unilever plc	137,011	7,800,915
UNITE Group plc (The) (REIT)	18,779	189,604
United Utilities Group plc	37,968	499,800
Vodafone Group plc	1,224,133	1,046,692
Weir Group plc (The)	14,560	398,092
Whitbread plc	9,980	368,072
WPP plc	576,582	5,972,364

		137,600,793

United States (6.5%)
Alcoa Corp. (CRDI)	1,561	57,314
Amcor plc (CHDI)	20,206	187,222
Block, Inc. (CRDI)*	1,701	148,429
BP plc	896,073	4,408,650
CNH Industrial NV	797,300	9,033,409
CSL Ltd.	17,393	3,031,321
Experian plc	51,669	2,228,378
GSK plc	224,543	3,785,084
Haleon plc	419,872	1,983,757
Holcim AG	16,079	1,544,586
James Hardie Industries plc (CHDI)*	15,672	485,688
Life360, Inc. (CRDI)(m)*	8,300	115,794
Light & Wonder, Inc. (CRDI)*	619	52,550
Newmont Corp. (CRDI)	4,948	182,345
News Corp. (CHDI), Class B	1,221	37,409
Reliance Worldwide Corp. Ltd.	24,282	75,447
ResMed, Inc. (CHDI)	22,301	507,544
Roche Holding AG	11,950	3,354,036
Sanofi SA	72,855	7,074,263
Schneider Electric SE	36,446	9,094,599
Shell plc	344,290	10,671,972
Sims Ltd.	6,752	49,648
Smurfit WestRock plc	5,200	280,072
Stellantis NV	126,103	1,644,670

		60,034,187

Total Common Stocks (88.9%) (Cost $683,900,237)		823,601,867

CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	27,797	385,574
Scottish Mortgage Investment Trust plc	74,798	894,258

		1,279,832

United States (0.1%)
Pershing Square Holdings Ltd.	8,552	416,473

Total Closed End Funds (0.2%) (Cost $1,091,224)		1,696,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	50,000	$50,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	1,340,956	1,340,956

Total Investment Companies		1,490,956

Total Short-Term Investments (0.2%) (Cost $1,490,956)		1,490,956

Total Investments in Securities (89.3%) (Cost $686,482,417)		826,789,128
Other Assets Less Liabilities (10.7%)		99,140,386

Net Assets (100%)		$925,929,514

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $6,361,605 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $11,145,084. This was collateralized by $10,297,360 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/28/25 – 8/15/54 and by cash of $1,490,956 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CRDI	— CREST Depository Interest
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
KRW	— Korean Republic Won
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
TWD	— New Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	727	3/2025	EUR	36,757,003	(726,652)
FTSE 100 Index	226	3/2025	GBP	23,145,040	(421,243)
SPI 200 Index	72	3/2025	AUD	9,077,768	(125,334)
TOPIX Index	129	3/2025	JPY	22,845,245	474,736

					(798,493)

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	268,480	USD	335,753	HSBC Bank plc	3/21/2025	161
USD	417,716	JPY	63,477,131	Deutsche Bank AG	3/21/2025	10,644

Total unrealized appreciation						10,805

AUD	1,627,490	USD	1,038,682	HSBC Bank plc	3/21/2025	(31,231)
EUR	3,428,107	USD	3,606,108	HSBC Bank plc	3/21/2025	(43,001)
GBP	2,207,767	USD	2,800,296	HSBC Bank plc	3/21/2025	(38,004)
JPY	142,893,802	USD	949,071	HSBC Bank plc	3/21/2025	(32,709)
USD	338,353	JPY	52,800,634	HSBC Bank plc	3/21/2025	(251)

Total unrealized depreciation						(145,196)

Net unrealized depreciation						(134,391)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 7,876,426, CAD 675, CHF 1,953, DKK (68), EUR 32,820,019, GBP 19,398,150, JPY 22,283,601, KRW 1, SEK 56,324, TWD 70 and ZAR 49.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$1,696,305	$—		$1,696,305
Common Stocks
Argentina	—	79,881	—		79,881
Australia	—	61,603,733	—	(a)	61,603,733
Austria	—	367,187	—		367,187
Belgium	1,259,348	4,897,167	—		6,156,515
Brazil	—	31,480	—		31,480
Burkina Faso	—	213,076	—		213,076
Canada	3,456,916	—	—		3,456,916
Chile	—	381,603	—		381,603
China	—	11,006,457	—		11,006,457
Denmark	—	4,916,080	—		4,916,080
Finland	—	4,014,496	—		4,014,496
France	—	122,182,646	—		122,182,646
Germany	—	132,918,835	—		132,918,835
Hong Kong	—	6,522,332	—		6,522,332
India	—	1,941,273	—		1,941,273
Indonesia	—	1,879,376	—		1,879,376
Italy	3,770,535	21,190,444	—		24,960,979
Japan	—	147,780,533	—		147,780,533
Jordan	—	207,812	—		207,812
Luxembourg	—	4,520,382	—		4,520,382
Mexico	—	74,133	—		74,133
Netherlands	—	39,419,997	—		39,419,997
New Zealand	—	974,805	—		974,805
Nigeria	—	73,325	—		73,325
South Africa	—	2,049,477	—		2,049,477
South Korea	—	6,700,879	—		6,700,879
Spain	—	19,903,792	—		19,903,792
Sweden	—	9,455,708	—		9,455,708
Switzerland	700,222	11,472,957	—		12,173,179
United Kingdom	—	137,600,793	—		137,600,793
United States	9,313,481	50,720,706	—		60,034,187
Forward Currency Contracts	—	10,805	—		10,805
Futures	474,736	—	—		474,736
Short-Term Investments
Investment Companies	1,490,956	—	—		1,490,956

Total Assets	$20,466,194	$806,808,475	$—		$827,274,669

Liabilities:
Forward Currency Contracts	$—	$(145,196)	$—		$(145,196)
Futures	(1,273,229)	—	—		(1,273,229)

Total Liabilities	$(1,273,229)	$(145,196)	$—		$(1,418,425)

Total	$19,192,965	$806,663,279	$—		$825,856,244

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts - Receivables	$10,805
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	474,736	*

Total		$485,541

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts - Payables	$(145,196)
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	(1,273,229	)*

Total		$(1,418,425)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(556,825)	$(556,825)
Equity contracts	10,143,018	—	10,143,018

Total	$10,143,018	$(556,825)	$9,586,193

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(205,224)	$(205,224)
Equity contracts	(1,607,449)	—	(1,607,449)

Total	$(1,607,449)	$(205,224)	$(1,812,673)

^	The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$98,769,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$41,661,000
Average settlement value sold — in USD	32,435,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	$10,644	$—	$—	$10,644
HSBC Bank plc	$161	$(161)	$—	$—

Total	$10,805	$(161)	$—	$10,644

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$145,196	$(161)	$—	$145,035

Total	$145,196	$(161)	$—	$145,035

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$135,128,772
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$219,139,546

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 4%)*	Net Proceeds of Sales and Redemptions (affiliated 6%)*	Net Realized Gain (Loss)
$4,960,703	$13,337,186	$808,455

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$240,619,418
Aggregate gross unrealized depreciation	(113,426,717)

Net unrealized appreciation	$127,192,701

Federal income tax cost of investments in securities and derivative instruments, if applicable	$698,663,543

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $686,482,417)	$826,789,128
Cash	8,582,156
Foreign cash (Cost $89,238,856)	82,437,200
Cash held as collateral at broker for futures	5,691,280
Dividends, interest and other receivables	4,379,320
Receivable for securities sold	863,439
Due from broker for futures variation margin	153,248
Receivable for Portfolio shares sold	97,184
Unrealized appreciation on forward foreign currency contracts	10,805
Securities lending income receivable	3,252
Other assets	4,535

Total assets	929,011,547

LIABILITIES
Payable for return of collateral on securities loaned	1,490,956
Investment management fees payable	474,531
Payable for Portfolio shares repurchased	377,260
Payable for securities purchased	190,769
Unrealized depreciation on forward foreign currency contracts	145,196
Distribution fees payable – Class IB	116,583
Administrative fees payable	99,569
Accrued India taxes	40,562
Trustees’ fees payable	1,424
Accrued expenses	145,183

Total liabilities	3,082,033

Commitments and contingent liabilities^
NET ASSETS	$925,929,514

Net assets were comprised of:
Paid in capital	$820,858,118
Total distributable earnings (loss)	105,071,396

Net assets	$925,929,514

Class IB
Net asset value, offering and redemption price per share, $542,036,669 / 42,593,803 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.73

Class K
Net asset value, offering and redemption price per share, $383,892,845 / 30,044,176 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.78

(x)	Includes value of securities on loan of $11,145,084.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $2,378,999 foreign withholding tax)	$26,741,888
Interest	1,333,450
Securities lending (net)	74,951

Total income	28,150,289

EXPENSES
Investment management fees	5,931,813
Distribution fees – Class IB (a)	1,421,394
Administrative fees	1,255,971
Custodian fees	307,900
Professional fees	113,662
Printing and mailing expenses	92,649
Trustees’ fees	33,727
Distribution fees – Class IA (a)	23,749
Miscellaneous	86,996

Total expenses	9,267,861

NET INVESTMENT INCOME (LOSS)	18,882,428

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $35,664 on realized gain on investments)	38,925,789
Futures contracts	10,143,018
Forward foreign currency contracts	(556,825)
Foreign currency transactions	(363,087)

Net realized gain (loss)	48,148,895

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(43,130) on unrealized depreciation on investments)	(41,158,712)
Futures contracts	(1,607,449)
Forward foreign currency contracts	(205,224)
Foreign currency translations	(5,950,380)

Net change in unrealized appreciation (depreciation)	(48,921,765)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(772,870)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,109,558

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,882,428	$19,965,988
Net realized gain (loss)	48,148,895	28,187,618
Net change in unrealized appreciation (depreciation)	(48,921,765)	126,320,072

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,109,558	174,473,678

Distributions to shareholders:
Class IA	—	(403,609)
Class IB	(43,867,405)	(11,462,560)
Class K	(32,070,100)	(9,806,313)

Total distributions to shareholders	(75,937,505)	(21,672,482)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 28,978 and 119,324 shares, respectively ]	402,885	1,528,992
Capital shares issued in reinvestment of dividends [ 0 and 30,426 shares, respectively ]	—	403,609
Capital shares repurchased in connection with share class combination (Note 1) [ (1,435,306) and 0 shares, respectively ]	(19,970,867)	—
Capital shares repurchased [ (58,836) and (183,444) shares, respectively ]	(810,413)	(2,373,088)

Total Class IA transactions	(20,378,395)	(440,487)

Class IB
Capital shares sold [ 1,062,364 and 1,150,596 shares, respectively ]	14,744,524	14,926,156
Capital shares issued in connection with share class combination (Note 1) [ 1,434,916 and 0 shares, respectively ]	19,970,867	—
Capital shares issued in reinvestment of dividends [ 3,277,538 and 863,900 shares, respectively ]	43,867,405	11,462,560
Capital shares repurchased [ (4,708,003) and (6,029,216) shares, respectively ]	(65,845,462)	(77,853,926)

Total Class IB transactions	12,737,334	(51,465,210)

Class K
Capital shares sold [ 33,930 and 385,547 shares, respectively ]	476,353	4,863,406
Capital shares issued in reinvestment of dividends [ 2,386,853 and 735,225 shares, respectively ]	32,070,100	9,806,313
Capital shares repurchased [ (4,302,105) and (6,097,173) shares, respectively ]	(60,482,180)	(79,569,129)

Total Class K transactions	(27,935,727)	(64,899,410)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(35,576,788)	(116,805,107)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(93,404,735)	35,996,089
NET ASSETS:
Beginning of year	1,019,334,249	983,338,160

End of year	$925,929,514	$1,019,334,249

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022		2021		2020
Net asset value, beginning of year	$13.58	$11.70	$13.90		$13.65		$13.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	0.24	0.24		0.25	(cc)	0.11	(aa)
Net realized and unrealized gain (loss)	(0.01)	1.92	(2.15)		1.13		0.43

Total from investment operations	0.24	2.16	(1.91)		1.38		0.54

Less distributions:
Dividends from net investment income	(0.33)	(0.28)	(0.19)		(0.32)		(0.17)
Distributions from net realized gains	(0.76)	—	(0.10)		(0.81)		(0.15)

Total dividends and distributions	(1.09)	(0.28)	(0.29)		(1.13)		(0.32)

Net asset value, end of year	$12.73	$13.58	$11.70		$13.90		$13.65

Total return	1.50%	18.52%	(13.63)%		10.35%		4.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$542,037	$564,119	$532,672		$660,619		$653,179
Ratio of expenses to average net assets:
After waivers (f)	1.03%	1.03%	1.07	%(g)	1.08	%(g)	1.06	%(g)
Before waivers and rembersements (f)	1.03%	1.03%	1.07	%(g)	1.08	%(g)	1.06	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.76%	1.85%	2.02%		1.67	%(dd)	0.96	%(bb)
Before waivers and rembersements (f)	1.76%	1.85%	2.02%		1.67	%(dd)	0.96	%(bb)
Portfolio turnover rate^	15%	10%	18%		14%		20%

	Year Ended December 31,
Class K	2024	2023	2022		2021		2020
Net asset value, beginning of year	$13.64	$11.74	$13.95		$13.69		$13.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.29	0.28	0.27		0.28	(cc)	0.14	(aa)
Net realized and unrealized gain (loss)	(0.02)	1.93	(2.16)		1.15		0.42

Total from inveastment operations	0.27	2.21	(1.89)		1.43		0.56

Less distributions:
Dividends from net investment income	(0.37)	(0.31)	(0.22)		(0.36)		(0.19)
Distributions from net realized gains	(0.76)	—	(0.10)		(0.81)		(0.15)

Total dividends and distributions	(1.13)	(0.31)	(0.32)		(1.17)		(0.34)

Net asset value, end of year	$12.78	$13.64	$11.74		$13.95		$13.69

Total return	1.68%	18.90%	(13.45)%		10.65%		4.41%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$383,893	$435,317	$433,140		$467,070		$472,110
Ratio of expenses to average net assets:
After waivers (f)	0.78%	0.78%	0.82	%(g)	0.83	%(g)	0.81	%(g)
Before waivers and rembersements (f)	0.78%	0.78%	0.82	%(g)	0.83	%(g)	0.81	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.04%	2.12%	2.23%		1.92	%(dd)	1.23	%(bb)
Before waivers and rembersements (f)	2.04%	2.12%	2.23%		1.92	%(dd)	1.23	%(bb)
Portfolio turnover rate^	15%	10%	18%		14%		20%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.03% for the years ended December 31, 2022, 2021 and 2020, respectively for each class.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.09 and $0.12 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18 and $0.21 for Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.47% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.9%)
Entertainment (1.8%)
Universal Music Group NV	14,831	$379,766
Walt Disney Co. (The)	29,048	3,234,495
Warner Bros Discovery, Inc.*	166,050	1,755,148

		5,369,409

Interactive Media & Services (4.4%)
Alphabet, Inc., Class A	36,257	6,863,450
Meta Platforms, Inc., Class A	10,580	6,194,696

		13,058,146

Media (1.8%)
Charter Communications, Inc., Class A*	8,368	2,868,299
Comcast Corp., Class A	71,451	2,681,556

		5,549,855

Wireless Telecommunication Services (0.9%)
T-Mobile US, Inc.	11,707	2,584,086

Total Communication Services		26,561,496

Consumer Discretionary (4.0%)
Broadline Retail (1.0%)
eBay, Inc.	48,283	2,991,132

Hotels, Restaurants & Leisure (3.0%)
Domino’s Pizza, Inc.	3,432	1,440,616
Las Vegas Sands Corp.	70,712	3,631,769
Starbucks Corp.	42,932	3,917,545

		8,989,930

Total Consumer Discretionary		11,981,062

Consumer Staples (10.0%)
Beverages (3.3%)
Anheuser-Busch InBev SA/NV	45,797	2,288,923
Coca-Cola Co. (The)	54,816	3,412,844
Keurig Dr Pepper, Inc.	128,538	4,128,641

		9,830,408

Consumer Staples Distribution & Retail (1.8%)
Sysco Corp.	70,269	5,372,768

Household Products (3.0%)
Kimberly-Clark Corp.	34,830	4,564,123
Reckitt Benckiser Group plc	71,829	4,345,965

		8,910,088

Tobacco (1.9%)
Philip Morris International, Inc.	46,493	5,595,433

Total Consumer Staples		29,708,697

Energy (9.2%)
Energy Equipment & Services (0.6%)
Tenaris SA	93,292	1,746,865

Oil, Gas & Consumable Fuels (8.6%)
Cheniere Energy, Inc.	15,652	3,363,145
Chevron Corp.	37,994	5,503,051
ConocoPhillips	40,987	4,064,681
EQT Corp.	43,102	1,987,433
Exxon Mobil Corp.	33,191	3,570,356
Hess Corp.	15,386	2,046,492
Suncor Energy, Inc.	142,343	5,078,798

		25,613,956

Total Energy		27,360,821

Financials (21.1%)
Banks (14.1%)
Bank of America Corp.	213,608	9,388,072
Citigroup, Inc.	70,509	4,963,128
Citizens Financial Group, Inc.	114,749	5,021,416
Fifth Third Bancorp	104,060	4,399,657
Huntington Bancshares, Inc.	297,117	4,834,094
M&T Bank Corp.	19,749	3,713,009
Wells Fargo & Co.	138,238	9,709,837

		42,029,213

Capital Markets (3.4%)
Goldman Sachs Group, Inc. (The)	5,740	3,286,839
Morgan Stanley	9,656	1,213,952
State Street Corp.	57,401	5,633,908

		10,134,699

Insurance (3.6%)
Allstate Corp. (The)	16,155	3,114,523
American International Group, Inc.	61,574	4,482,587
MetLife, Inc.	37,632	3,081,308

		10,678,418

Total Financials		62,842,330

Health Care (15.7%)
Health Care Equipment & Supplies (3.3%)
Baxter International, Inc.	42,158	1,229,328
Becton Dickinson & Co.	16,039	3,638,768
GE HealthCare Technologies, Inc.	28,596	2,235,635
Medtronic plc	35,315	2,820,962

		9,924,693

Health Care Providers & Services (4.9%)
CVS Health Corp.	99,921	4,485,454
Elevance Health, Inc.	12,911	4,762,868
Henry Schein, Inc.*	39,467	2,731,116
Humana, Inc.	10,233	2,596,214

		14,575,652

Life Sciences Tools & Services (0.8%)
IQVIA Holdings, Inc.*	11,869	2,332,377

Pharmaceuticals (6.7%)
AstraZeneca plc	31,096	4,075,096
Bristol-Myers Squibb Co.	41,064	2,322,580
Johnson & Johnson	31,542	4,561,604
Merck & Co., Inc.	41,400	4,118,472
Sanofi SA (ADR)	99,825	4,814,560

		19,892,312

Total Health Care		46,725,034

Industrials (11.6%)
Aerospace & Defense (2.1%)
General Electric Co.	21,297	3,552,127
Textron, Inc.	36,310	2,777,352

		6,329,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Air Freight & Logistics (1.9%)
FedEx Corp.	19,558	$5,502,252

Building Products (1.9%)
Johnson Controls International plc	71,957	5,679,566

Electrical Equipment (3.1%)
Eaton Corp. plc	12,468	4,137,755
Emerson Electric Co.	42,230	5,233,564

		9,371,319

Machinery (2.6%)
Caterpillar, Inc.	10,548	3,826,392
Westinghouse Air Brake Technologies Corp.	20,425	3,872,376

		7,698,768

Total Industrials		34,581,384

Information Technology (10.6%)
Communications Equipment (3.1%)
Cisco Systems, Inc.	112,905	6,683,976
F5, Inc.*	10,520	2,645,465

		9,329,441

IT Services (2.1%)
Cognizant Technology Solutions Corp., Class A	46,916	3,607,840
DXC Technology Co.*	125,368	2,504,853

		6,112,693

Semiconductors & Semiconductor Equipment (2.8%)
Intel Corp.	100,168	2,008,368
NXP Semiconductors NV	17,850	3,710,123
QUALCOMM, Inc.	16,202	2,488,951

		8,207,442

Software (2.6%)
Microsoft Corp.	18,726	7,893,009

Total Information Technology		31,542,585

Materials (3.1%)
Chemicals (2.2%)
CF Industries Holdings, Inc.	37,710	3,217,417
Corteva, Inc.	59,560	3,392,538

		6,609,955

Containers & Packaging (0.9%)
International Paper Co.	51,308	2,761,396

Total Materials		9,371,351

Real Estate (0.4%)
Specialized REITs (0.4%)
SBA Communications Corp. (REIT)	5,483	1,117,435

Total Real Estate		1,117,435

Utilities (2.7%)
Multi-Utilities (2.7%)
Dominion Energy, Inc.	77,531	4,175,820
Sempra	44,734	3,924,066

Total Utilities		8,099,886

Total Common Stocks (97.3%) (Cost $195,139,760)		289,892,081

SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	1,212,437	1,212,922

Total Short-Term Investments (0.4%) (Cost $1,213,286)		1,212,922

Total Investments in Securities (97.7%) (Cost $196,353,046)		291,105,003
Other Assets Less Liabilities (2.3%)		6,828,925

Net Assets (100%)		$297,933,928

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	126,940	USD	88,327	Royal Bank of Canada	1/10/2025	4
USD	68,560	CAD	96,900	Barclays Bank plc	1/10/2025	1,132
USD	2,720,490	CAD	3,842,601	Deutsche Bank AG	1/10/2025	46,608
USD	116,696	EUR	112,229	Barclays Bank plc	1/10/2025	411
USD	4,582,349	EUR	4,338,746	CIBC World Markets, Inc.	1/10/2025	86,787
USD	111,881	EUR	106,306	Goldman Sachs International	1/10/2025	1,733
USD	128,838	GBP	102,845	Barclays Bank plc	1/10/2025	94
USD	4,134,313	GBP	3,247,569	CIBC World Markets, Inc.	1/10/2025	68,935

Total unrealized appreciation						205,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	84,174	USD	59,484	Goldman Sachs International	1/10/2025	(912)
CAD	164,529	USD	115,396	JPMorgan Chase Bank	1/10/2025	(908)
EUR	108,633	USD	114,039	Barclays Bank plc	1/10/2025	(1,480)
GBP	72,662	USD	91,017	JPMorgan Chase Bank	1/10/2025	(57)

Total unrealized depreciation						(3,357)

Net unrealized appreciation						202,347

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$26,181,730	$379,766	$—	$26,561,496
Consumer Discretionary	11,981,062	—	—	11,981,062
Consumer Staples	23,073,809	6,634,888	—	29,708,697
Energy	25,613,956	1,746,865	—	27,360,821
Financials	62,842,330	—	—	62,842,330
Health Care	42,649,938	4,075,096	—	46,725,034
Industrials	34,581,384	—	—	34,581,384
Information Technology	31,542,585	—	—	31,542,585
Materials	9,371,351	—	—	9,371,351
Real Estate	1,117,435	—	—	1,117,435
Utilities	8,099,886	—	—	8,099,886
Forward Currency Contracts	—	205,704	—	205,704
Short-Term Investments
Investment Companies	1,212,922	—	—	1,212,922

Total Assets	$278,268,388	$13,042,319	$—	$291,310,707

Liabilities:
Forward Currency Contracts	$—	$(3,357)	$—	$(3,357)

Total Liabilities	$—	$(3,357)	$—	$(3,357)

Total	$278,268,388	$13,038,962	$—	$291,307,350

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts - Receivables	$205,704

Total		$205,704

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts - Payables	$(3,357)

Total		$(3,357)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$364,277	$364,277

Total	$364,277	$364,277

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$263,668	$263,668

Total	$263,668	$263,668

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$418,000
Average settlement value sold — in USD	9,538,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$1,637	$(1,480)	$—	$157
CIBC World Markets, Inc.	155,722	—	—	155,722
Deutsche Bank AG	46,608	—	—	46,608
Goldman Sachs International	1,733	(912)	—	821
Royal Bank of Canada	4	—	—	4

Total	$205,704	$(2,392)	$—	$203,312

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$1,480	$(1,480)	$—	$—
Goldman Sachs International	912	(912)	—	—
JPMorgan Chase Bank	965	—	—	965

Total	$3,357	$(2,392)	$—	$965

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$56,410,926
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$78,798,902

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,730,570
Aggregate gross unrealized depreciation	(9,724,750)

Net unrealized appreciation	$94,005,820

Federal income tax cost of investments in securities and derivative instruments, if applicable	$197,301,530

For the year ended December 31, 2024, the Portfolio incurred approximately $2,852 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $196,353,046)	$291,105,003
Cash	6,546,000
Foreign cash (Cost $449)	435
Dividends, interest and other receivables	442,220
Unrealized appreciation on forward foreign currency contracts	205,704
Receivable for Portfolio shares sold	98,101
Securities lending income receivable	1,066
Other assets	1,314

Total assets	298,399,843

LIABILITIES
Investment management fees payable	156,226
Payable for Portfolio shares repurchased	116,915
Distribution fees payable – Class IB	58,288
Administrative fees payable	23,461
Unrealized depreciation on forward foreign currency contracts	3,357
Accrued expenses	107,668

Total liabilities	465,915

Commitments and contingent liabilities^
NET ASSETS	$297,933,928

Net assets were comprised of:
Paid in capital	$202,346,463
Total distributable earnings (loss)	95,587,465

Net assets	$297,933,928

Class IB
Net asset value, offering and redemption price per share, $269,219,418 / 12,949,218 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.79

Class K
Net asset value, offering and redemption price per share, $28,714,510 / 1,385,751 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.72

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $103,725 foreign withholding tax)	$6,879,256
Interest	345,323
Securities lending (net)	4,277

Total income	7,228,856

EXPENSES
Investment management fees	1,925,541
Distribution fees – Class IB (a)	588,911
Administrative fees	271,740
Distribution fees – Class IA (a)	77,144
Professional fees	61,088
Printing and mailing expenses	36,840
Custodian fees	36,200
Trustees’ fees	9,685
Miscellaneous	7,345

Gross expenses	3,014,494
Less: Waiver from investment manager	(126,431)

Net expenses	2,888,063

NET INVESTMENT INCOME (LOSS)	4,340,793

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	25,994,097
Forward foreign currency contracts	364,277
Foreign currency transactions	3,632

Net realized gain (loss)	26,362,006

Change in unrealized appreciation (depreciation) on:
Investments in securities	9,811,072
Forward foreign currency contracts	263,668
Foreign currency translations	(786)

Net change in unrealized appreciation (depreciation)	10,073,954

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,435,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,776,753

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,340,793	$4,364,713
Net realized gain (loss)	26,362,006	20,991,554
Net change in unrealized appreciation (depreciation)	10,073,954	5,887,464

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,776,753	31,243,731

Distributions to shareholders:
Class IA	—	(5,784,705)
Class IB	(28,210,578)	(16,890,731)
Class K	(3,084,509)	(2,773,827)

Total distributions to shareholders	(31,295,087)	(25,449,263)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 88,327 and 214,870 shares, respectively ]	1,882,429	4,339,707
Capital shares issued in reinvestment of dividends and distributions [ 0 and 289,750 shares, respectively ]	—	5,784,705
Capital shares repurchased in connection with share class combination (Note 1) [ (3,007,763) and 0 shares, respectively ]	(65,237,379)	—
Capital shares repurchased [ (295,038) and (733,145) shares, respectively ]	(6,214,814)	(14,783,217)

Total Class IA transactions	(69,569,764)	(4,658,805)

Class IB
Capital shares sold [ 717,708 and 489,200 shares, respectively ]	15,777,353	9,913,395
Capital shares issued in connection with share class combination (Note 1) [ 3,004,513 and 0 shares, respectively ]	65,237,379	—
Capital shares issued in reinvestment of dividends and distributions [ 1,308,181 and 845,120 shares, respectively ]	28,210,578	16,890,731
Capital shares repurchased [ (1,413,641) and (1,153,679) shares, respectively ]	(31,276,712)	(23,278,300)

Total Class IB transactions	77,948,598	3,525,826

Class K
Capital shares sold [ 74,184 and 66,503 shares, respectively ]	1,660,998	1,341,561
Capital shares issued in reinvestment of dividends and distributions [ 143,515 and 139,215 shares, respectively ]	3,084,509	2,773,827
Capital shares repurchased [ (329,211) and (372,890) shares, respectively ]	(7,210,830)	(7,565,497)

Total Class K transactions	(2,465,323)	(3,450,109)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,913,511	(4,583,088)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,395,177	1,211,380
NET ASSETS:
Beginning of year	282,538,751	281,327,371

End of year	$297,933,928	$282,538,751

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$20.13	$19.74	$21.90	$17.35	$17.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31	0.32	0.31	0.27	0.28
Net realized and unrealized gain (loss)	2.75	2.02	(0.19)	5.43	(0.44)

Total from investment operations	3.06	2.34	0.12	5.70	(0.16)

Less distributions:
Dividends from net investment income	(0.33)	(0.33)	(0.35)	(0.25)	(0.31)
Distributions from net realized gains	(2.07)	(1.62)	(1.93)	(0.90)	(0.08)

Total dividends and distributions	(2.40)	(1.95)	(2.28)	(1.15)	(0.39)

Net asset value, end of year	$20.79	$20.13	$19.74	$21.90	$17.35

Total return	14.85%	12.01%	0.49%	33.02%	(0.77)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$269,219	$187,859	$180,668	$189,080	$150,411
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.04%	1.05%	1.04%	1.04%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.43%	1.56%	1.46%	1.27%	1.83%
Before waivers (f)	1.38%	1.52%	1.41%	1.23%	1.77%
Portfolio turnover rate^	20%	18%	25%	17%	37%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$20.07	$19.68	$21.83	$17.30	$17.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.37	0.36	0.37	0.32	0.31
Net realized and unrealized gain (loss)	2.73	2.03	(0.18)	5.40	(0.42)

Total from investment operations	3.10	2.39	0.19	5.72	(0.11)

Less distributions:
Dividends from net investment income	(0.38)	(0.38)	(0.41)	(0.29)	(0.35)
Distributions from net realized gains	(2.07)	(1.62)	(1.93)	(0.90)	(0.08)

Total dividends and distributions	(2.45)	(2.00)	(2.34)	(1.19)	(0.43)

Net asset value, end of year	$20.72	$20.07	$19.68	$21.83	$17.30

Total return	15.11%	12.30%	0.78%	33.28%	(0.50)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$28,715	$30,044	$32,757	$33,962	$29,784
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (f)	0.79%	0.80%	0.79%	0.79%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.69%	1.80%	1.70%	1.51%	2.09%
Before waivers (f)	1.65%	1.76%	1.66%	1.47%	2.03%
Portfolio turnover rate^	20%	18%	25%	17%	37%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Canada (0.5%)
Canadian Pacific Kansas City Ltd.	31,851	$2,305,057

China (3.1%)
JD.com, Inc. (ADR)	337,014	11,684,275
Tencent Holdings Ltd.	60,300	3,237,574

		14,921,849

Denmark (1.5%)
Novo Nordisk A/S, Class B	84,068	7,181,758

France (6.4%)
Airbus SE	83,295	13,354,593
Dassault Systemes SE	46,108	1,599,992
EssilorLuxottica SA	18,199	4,441,398
LVMH Moet Hennessy Louis Vuitton SE	16,919	11,137,485

		30,533,468

Germany (4.5%)
Allianz SE (Registered)	9,308	2,852,777
SAP SE	76,237	18,659,682

		21,512,459

India (6.7%)
DLF Ltd.	2,269,809	21,869,915
HDFC Bank Ltd.	112,218	2,323,759
ICICI Bank Ltd. (ADR)	260,947	7,791,877

		31,985,551

Israel (1.0%)
Nice Ltd. (ADR) (x)*	27,061	4,596,040

Italy (1.3%)
Brunello Cucinelli SpA	39,978	4,364,991
Ferrari NV	2,073	885,597
Moncler SpA	16,195	855,275

		6,105,863

Japan (4.2%)
Capcom Co. Ltd.	106,400	2,322,143
Hoya Corp.	17,900	2,227,032
Keyence Corp.	23,256	9,539,185
TDK Corp.	468,600	6,044,434

		20,132,794

Netherlands (1.6%)
Adyen NV (m)*	2,194	3,265,805
ASML Holding NV	2,485	1,747,033
BE Semiconductor Industries NV	11,543	1,581,887
Universal Music Group NV	43,526	1,114,536

		7,709,261

Spain (1.3%)
Amadeus IT Group SA	89,365	6,313,188

Sweden (4.3%)
Assa Abloy AB, Class B	309,243	9,122,936
Atlas Copco AB, Class A	729,226	11,136,254

		20,259,190

Switzerland (0.8%)
Lonza Group AG (Registered)	6,722	3,967,332

Taiwan (0.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,918	1,958,706

United States (61.9%)
Adobe, Inc.*	16,555	7,361,677
Alphabet, Inc., Class A	299,350	56,666,955
Amazon.com, Inc.*	37,945	8,324,754
Analog Devices, Inc.	87,981	18,692,443
Boston Scientific Corp.*	37,188	3,321,632
Broadcom, Inc.	34,454	7,987,815
Danaher Corp.	9,133	2,096,480
Ecolab, Inc.	8,781	2,057,564
Eli Lilly and Co.	16,734	12,918,648
Equifax, Inc.	30,131	7,678,885
IDEXX Laboratories, Inc.*	3,725	1,540,064
Intuit, Inc.	21,603	13,577,485
Intuitive Surgical, Inc.*	13,594	7,095,524
IQVIA Holdings, Inc.*	20,811	4,089,570
Lam Research Corp.	32,163	2,323,133
Linde plc	3,315	1,387,891
Marriott International, Inc., Class A	17,608	4,911,576
Marvell Technology, Inc.	156,010	17,231,305
Meta Platforms, Inc., Class A	71,731	41,999,218
Microsoft Corp.	27,488	11,586,192
Netflix, Inc.*	4,436	3,953,896
NVIDIA Corp.	131,921	17,715,671
Phathom Pharmaceuticals, Inc. (x)*	102,766	834,460
QUALCOMM, Inc.	5,639	866,263
S&P Global, Inc.	40,554	20,197,109
Synopsys, Inc.*	3,914	1,899,699
Thermo Fisher Scientific, Inc.	3,339	1,737,048
TJX Cos., Inc. (The)	11,073	1,337,729
Visa, Inc., Class A	43,700	13,810,948
Zoetis, Inc.	4,957	807,644

		296,009,278

Total Common Stocks (99.5%) (Cost $223,921,941)		475,491,794

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	3,939,834	3,939,834

Total Short-Term Investments (0.8%) (Cost $3,939,834)		3,939,834

Total Investments in Securities (100.3%) (Cost $227,861,775)		479,431,628
Other Assets Less Liabilities (-0.3%)		(1,521,660)

Net Assets (100%)		$477,909,968

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $3,265,805 or 0.7% of net assets.

(x)	All or a portion of security is on loan at December 31, 2024.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $4,398,462. This was collateralized by $574,429 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 1/31/26 – 11/15/53 and by cash of $3,939,834 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Canada	$2,305,057	$—	$—	$2,305,057
China	11,684,275	3,237,574	—	14,921,849
Denmark	—	7,181,758	—	7,181,758
France	—	30,533,468	—	30,533,468
Germany	—	21,512,459	—	21,512,459
India	7,791,877	24,193,674	—	31,985,551
Israel	4,596,040	—	—	4,596,040
Italy	—	6,105,863	—	6,105,863
Japan	—	20,132,794	—	20,132,794
Netherlands	—	7,709,261	—	7,709,261
Spain	—	6,313,188	—	6,313,188
Sweden	—	20,259,190	—	20,259,190
Switzerland	—	3,967,332	—	3,967,332
Taiwan	1,958,706	—	—	1,958,706
United States	296,009,278	—	—	296,009,278
Short-Term Investments
Investment Companies	3,939,834	—	—	3,939,834

Total Assets	$328,285,067	$151,146,561	$—	$479,431,628

Total Liabilities	$—	$—	$—	$—

Total	$328,285,067	$151,146,561	$—	$479,431,628

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$60,824,036
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$86,211,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$258,113,593
Aggregate gross unrealized depreciation	(6,764,911)

Net unrealized appreciation	$251,348,682

Federal income tax cost of investments in securities and derivative instruments, if applicable	$228,082,946

For the year ended December 31, 2024, the Portfolio incurred approximately $510 as brokerage commissions with Invesco Capital Markets, Inc. and $1,412 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $227,861,775)	$479,431,628
Cash	4,480,299
Foreign cash (Cost $76,301)	73,359
Dividends, interest and other receivables	449,941
Receivable for Portfolio shares sold	147,747
Securities lending income receivable	407
Other assets	2,053

Total assets	484,585,434

LIABILITIES
Payable for return of collateral on securities loaned	3,939,834
Accrued India taxes	2,179,218
Investment management fees payable	285,957
Distribution fees payable – Class IB	103,147
Payable for Portfolio shares repurchased	76,473
Administrative fees payable	37,518
Accrued expenses	53,319

Total liabilities	6,675,466

Commitments and contingent liabilities^
NET ASSETS	$477,909,968

Net assets were comprised of:
Paid in capital	$218,399,711
Total distributable earnings (loss)	259,510,257

Net assets	$477,909,968

Class IB
Net asset value, offering and redemption price per share, $477,909,968 / 16,302,178 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.32

(x)	Includes value of securities on loan of $4,398,462.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $336,489 foreign withholding tax)	$3,875,280
Interest	267,864
Securities lending (net)	43,366

Total income	4,186,510

EXPENSES
Investment management fees	4,001,197
Distribution fees – Class IB (a)	1,103,146
Administrative fees	431,808
Professional fees	108,043
Custodian fees	94,000
Distribution fees – Class IA (a)	73,678
Printing and mailing expenses	52,539
Trustees’ fees	15,264
Miscellaneous	17,449

Gross expenses	5,897,124
Less: Waiver from investment manager	(717,706)

Net expenses	5,179,418

NET INVESTMENT INCOME (LOSS)	(992,908)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $282,900 on realized gain on investments)	34,303,134
Foreign currency transactions	8,562

Net realized gain (loss)	34,311,696

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $392,300 on unrealized appreciation on investments)	34,240,469
Foreign currency translations	(27,535)

Net change in unrealized appreciation (depreciation)	34,212,934

NET REALIZED AND UNREALIZED GAIN (LOSS)	68,524,630

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,531,722

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(992,908)	$(802,664)
Net realized gain (loss)	34,311,696	4,228,022
Net change in unrealized appreciation (depreciation)	34,212,934	107,099,057

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	67,531,722	110,524,415

Distributions to shareholders:
Class IA	—	(463,937)
Class IB	(23,270,139)	(2,889,301)

Total distributions to shareholders	(23,270,139)	(3,353,238)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 48,573 and 132,647 shares, respectively ]	1,389,766	3,181,060
Capital shares issued in reinvestment of dividends and distributions [ 0 and 17,893 shares, respectively ]	—	463,937
Capital shares repurchased in connection with share class combination (Note 1) [ (2,085,236) and 0 shares, respectively ]	(63,225,952)	—
Capital shares repurchased [ (208,201) and (464,596) shares, respectively ]	(6,019,895)	(11,005,201)

Total Class IA transactions	(67,856,081)	(7,360,204)

Class IB
Capital shares sold [ 940,628 and 1,123,576 shares, respectively ]	27,808,390	26,412,151
Capital shares issued in connection with share class combination (Note 1) [ 2,086,030 and 0 shares, respectively ]	63,225,952	—
Capital shares issued in reinvestment of dividends and distributions [ 766,090 and 111,478 shares, respectively ]	23,270,139	2,889,301
Capital shares repurchased [ (1,541,379) and (1,058,254) shares, respectively ]	(45,633,230)	(25,044,163)

Total Class IB transactions	68,671,251	4,257,289

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	815,170	(3,102,915)

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,076,753	104,068,262
NET ASSETS:
Beginning of year	432,833,215	328,764,953

End of year	$477,909,968	$432,833,215

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022		2021		2020
Net asset value, beginning of year	$26.56	$20.01	$30.43		$27.37		$21.55

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)	(0.05)	(0.03	)(1)	(0.19	)(aa)	(0.09)
Net realized and unrealized gain (loss)	4.33	6.81	(9.69)		4.32		5.91

Total from investment operations	4.26	6.76	(9.72)		4.13		5.82

Less distributions:
Dividends from net investment income	—	— #	—		—		—
Distributions from net realized gains	(1.50)	(0.21)	(0.70)		(1.07)		—

Total dividends and distributions	(1.50)	(0.21)	(0.70)		(1.07)		—

Net asset value, end of year	$29.32	$26.56	$20.01		$30.43		$27.37

Total return	15.83%	33.79%	(32.01)%		15.10%		27.01%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$477,910	$373,187	$277,554		$393,587		$336,166
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.14%	1.15%		1.15%		1.15%
Before waivers (f)	1.25%	1.26%	1.25%		1.24%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.23)%	(0.21)%	(0.12	)%(cc)	(0.62	)%(bb)	(0.39)%
Before waivers (f)	(0.38)%	(0.33)%	(0.23	)%(cc)	(0.70	)%(bb)	(0.50)%
Portfolio turnover rate^	13%	15%	21%		15%		15%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $(0.05) for Class IB.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $(0.20) for Class IB.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for the class would have been 0.04% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.09% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.8%)
APA Group	629,040	$2,713,730
Dexus (REIT)	582,493	2,401,157
Glencore plc	505,503	2,236,454
GPT Group (The) (REIT)	359,533	972,469
Rio Tinto plc	15,173	897,137
Transurban Group	292,687	2,425,714

		11,646,661

Austria (0.9%)
Mondi plc	122,097	1,822,011

Canada (5.5%)
Agnico Eagle Mines Ltd.	12,709	994,298
Enbridge, Inc.	73,590	3,123,396
Gibson Energy, Inc.	186,370	3,173,911
Nutrien Ltd. (x)	85,704	3,834,903

		11,126,508

Chile (0.5%)
Lundin Mining Corp.	125,858	1,083,073

China (0.5%)
ENN Energy Holdings Ltd.	140,100	1,007,459

Finland (1.3%)
Stora Enso OYJ, Class R	251,373	2,531,603

France (5.7%)
Aeroports de Paris SA	8,005	926,214
Gecina SA (REIT)	15,540	1,455,984
Getlink SE	127,829	2,039,802
TotalEnergies SE	17,913	990,290
Vinci SA	58,063	5,998,818

		11,411,108

Hong Kong (1.3%)
Hong Kong & China Gas Co. Ltd.	878,000	702,025
Link REIT (REIT)	263,200	1,113,237
Wharf Real Estate Investment Co. Ltd.	306,000	782,468

		2,597,730

Italy (2.3%)
Infrastrutture Wireless Italiane SpA (m)	122,570	1,246,057
Snam SpA	316,243	1,402,154
Terna – Rete Elettrica Nazionale	249,515	1,970,846

		4,619,057

Japan (3.8%)
GLP J-REIT (REIT)	2,812	2,201,559
Mitsui Fudosan Co. Ltd.	408,700	3,254,608
Nippon Prologis REIT, Inc. (REIT)	1,541	2,181,452

		7,637,619

Mexico (0.5%)
Grupo Aeroportuario del Sureste SAB de CV (ADR)	3,630	935,197

Singapore (1.1%)
CapitaLand Ascendas REIT (REIT)	727,900	1,369,826
CapitaLand Investment Ltd.	494,000	947,739

		2,317,565

Spain (1.8%)
Cellnex Telecom SA (m)	70,613	2,231,638
Redeia Corp. SA	75,974	1,298,511

		3,530,149

Sweden (0.3%)
Svenska Cellulosa AB SCA, Class B	47,530	603,307

United Kingdom (9.7%)
Land Securities Group plc (REIT)	350,480	2,562,393
LondonMetric Property plc (REIT)	1,231,740	2,777,170
National Grid plc	775,924	9,228,103
Segro plc (REIT)	276,833	2,430,129
Severn Trent plc	14,768	463,681
Tritax Big Box REIT plc (REIT)	947,904	1,574,726
United Utilities Group plc	40,161	528,668

		19,564,870

United States (57.8%)
Alexandria Real Estate Equities, Inc. (REIT)	46,897	4,574,802
American Homes 4 Rent (REIT), Class A	116,751	4,368,822
American Tower Corp. (REIT)	38,170	7,000,760
American Water Works Co., Inc.	20,459	2,546,941
Cheniere Energy, Inc.	28,517	6,127,448
Chevron Corp.	20,054	2,904,621
ConocoPhillips	26,811	2,658,847
Consolidated Edison, Inc.	51,890	4,630,145
Corteva, Inc.	24,342	1,386,520
Crown Castle, Inc. (REIT)	13,812	1,253,577
Devon Energy Corp.	52,433	1,716,132
Digital Realty Trust, Inc. (REIT)	17,002	3,014,965
EastGroup Properties, Inc. (REIT)	11,647	1,869,227
EOG Resources, Inc.	13,654	1,673,707
Equinix, Inc. (REIT)	6,743	6,357,907
Equity Residential (REIT)	17,365	1,246,112
Essential Utilities, Inc.	58,092	2,109,901
Extra Space Storage, Inc. (REIT)	9,810	1,467,576
Exxon Mobil Corp.	28,809	3,098,984
Federal Realty Investment Trust (REIT)	32,352	3,621,806
Freeport-McMoRan, Inc.	22,451	854,934
Healthpeak Properties, Inc. (REIT)	164,862	3,341,753
Host Hotels & Resorts, Inc. (REIT)	144,312	2,528,346
Invitation Homes, Inc. (REIT)	144,743	4,627,434
Newmont Corp.	90,465	3,367,107
ONEOK, Inc.	11,642	1,168,857
PG&E Corp.	79,727	1,608,891
PotlatchDeltic Corp. (REIT)	12,742	500,124
Prologis, Inc. (REIT)	91,526	9,674,298
Public Storage (REIT)	3,374	1,010,311
Realty Income Corp. (REIT)	52,393	2,798,310
Rexford Industrial Realty, Inc. (REIT)	61,968	2,395,683
RLJ Lodging Trust (REIT)	157,813	1,611,271
Sempra	28,935	2,538,178
Shell plc	43,148	1,337,461
Simon Property Group, Inc. (REIT)	21,193	3,649,647
Smurfit WestRock plc	51,699	2,784,508
Sun Communities, Inc. (REIT)	7,460	917,356
Targa Resources Corp.	19,213	3,429,521
Terreno Realty Corp. (REIT)	30,567	1,807,732

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Weyerhaeuser Co. (REIT)	16,644	$468,529

		116,049,051

Total Common Stocks (98.8%) (Cost $204,092,344)		198,482,968

SHORT-TERM INVESTMENTS:
Investment Company (1.6%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	3,173,955	3,173,955

Total Short-Term Investments (1.6%) (Cost $3,173,955)		3,173,955

Total Investments in Securities (100.4%) (Cost $207,266,299)		201,656,923
Other Assets Less Liabilities (-0.4%)		(766,649)

Net Assets (100%)		$200,890,274

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $3,477,695 or 1.7% of net assets.

(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $3,062,515. This was collateralized by cash of $3,173,955 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$11,646,661	$—	$11,646,661
Austria	—	1,822,011	—	1,822,011
Canada	11,126,508	—	—	11,126,508
Chile	1,083,073	—	—	1,083,073
China	—	1,007,459	—	1,007,459
Finland	—	2,531,603	—	2,531,603
France	—	11,411,108	—	11,411,108
Hong Kong	—	2,597,730	—	2,597,730
Italy	—	4,619,057	—	4,619,057
Japan	—	7,637,619	—	7,637,619
Mexico	935,197	—	—	935,197
Singapore	—	2,317,565	—	2,317,565
Spain	—	3,530,149	—	3,530,149
Sweden	—	603,307	—	603,307
United Kingdom	—	19,564,870	—	19,564,870
United States	114,711,590	1,337,461	—	116,049,051
Short-Term Investments
Investment Companies	3,173,955	—	—	3,173,955

Total Assets	$131,030,323	$70,626,600	$—	$201,656,923

Total Liabilities	$—	$—	$—	$—

Total	$131,030,323	$70,626,600	$—	$201,656,923

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$274,058,890
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$284,113,200

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,215,632
Aggregate gross unrealized depreciation	(19,078,199)

Net unrealized depreciation	$(5,862,567)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$207,519,490

For the year ended December 31, 2024, the Portfolio incurred approximately $13,698 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $207,266,299)	$201,656,923
Cash	1,595,270
Foreign cash (Cost $113,610)	111,204
Dividends, interest and other receivables	1,003,463
Receivable for Portfolio shares sold	28,407
Securities lending income receivable	111
Other assets	1,228

Total assets	204,396,606

LIABILITIES
Payable for return of collateral on securities loaned	3,173,955
Investment management fees payable	127,843
Payable for Portfolio shares repurchased	91,708
Distribution fees payable – Class IB	43,487
Administrative fees payable	15,817
Accrued expenses	53,522

Total liabilities	3,506,332

Commitments and contingent liabilities^
NET ASSETS	$200,890,274

Net assets were comprised of:
Paid in capital	$207,138,246
Total distributable earnings (loss)	(6,247,972)

Net assets	$200,890,274

Class IB
Net asset value, offering and redemption price per share, $200,890,274 / 13,669,411 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.70

(x)	Includes value of securities on loan of $3,062,515.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $389,331 foreign withholding tax)	$6,937,117
Interest	55,344
Securities lending (net)	27,699

Total income	7,020,160

EXPENSES
Investment management fees	1,535,014
Distribution fees – Class IB	522,112
Administrative fees	191,590
Professional fees	68,497
Printing and mailing expenses	55,813
Custodian fees	46,500
Trustees’ fees	6,922
Miscellaneous	13,757

Total expenses	2,440,205

NET INVESTMENT INCOME (LOSS)	4,579,955

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,007,940
Foreign currency transactions	(24,880)

Net realized gain (loss)	983,060

Change in unrealized appreciation (depreciation) on:
Investments in securities	(4,715,165)
Foreign currency translations	(11,758)

Net change in unrealized appreciation (depreciation)	(4,726,923)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,743,863)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$836,092

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,579,955	$4,274,525
Net realized gain (loss)	983,060	4,974,932
Net change in unrealized appreciation (depreciation)	(4,726,923)	10,737,028

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	836,092	19,986,485

Distributions to shareholders:
Class IB	(5,337,780)	(10,148,446)

Tax return of capital:
Class IB	(126,224)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,018,468 and 991,265 shares, respectively ]	15,217,459	14,500,080
Capital shares issued in reinvestment of dividends and distributions [ 358,524 and 686,443 shares, respectively ]	5,464,004	10,148,446
Capital shares repurchased [ (1,961,017) and (1,588,106) shares, respectively ]	(29,743,890)	(23,268,206)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,062,427)	1,380,320

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,690,339)	11,218,359
NET ASSETS:
Beginning of year	214,580,613	203,362,254

End of year	$200,890,274	$214,580,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$15.05		$14.36		$16.62		$14.29		$16.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.33		0.31		0.25		0.26		0.24
Net realized and unrealized gain (loss)	(0.27)		1.12		(1.72)		2.71		(2.30)

Total from investment operations	0.06		1.43		(1.47)		2.97		(2.06)

Less distributions:
Dividends from net investment income	(0.34)		(0.33)		(0.26)		(0.48)		(0.35)
Distributions from net realized gains	(0.06)		(0.41)		(0.53)		(0.16)		(0.04)
Return of capital	(0.01)		—		—		—		—

Total dividends and distributions	(0.41)		(0.74)		(0.79)		(0.64)		(0.39)

Net asset value, end of year	$14.70		$15.05		$14.36		$16.62		$14.29

Total return	0.31%		10.08%		(8.97)%		20.99%		(12.22)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$200,890		$214,581		$203,362		$236,886		$195,437
Ratio of expenses to average net assets:
After waivers (f)	1.17	%(j)	1.16	%(k)	1.14	%(o)	1.18	%(g)(m)	1.20	%(n)
Before waivers (f)	1.17%		1.16%		1.14%		1.18%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.19%		2.09%		1.60%		1.62%		1.70%
Before waivers (f)	2.19%		2.09%		1.60%		1.62%		1.68%
Portfolio turnover rate^	132%		88%		100%		140%		155%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	18,135	$412,934
Verizon Communications, Inc.	10,635	425,294

		838,228

Entertainment (0.5%)
Electronic Arts, Inc.	606	88,658
Live Nation Entertainment, Inc.*	395	51,152
Netflix, Inc.*	1,080	962,626
Take-Two Interactive Software, Inc.*	411	75,657
Walt Disney Co. (The)	4,575	509,426
Warner Bros Discovery, Inc.*	5,621	59,414

		1,746,933

Interactive Media & Services (2.2%)
Alphabet, Inc., Class A	14,760	2,794,068
Alphabet, Inc., Class C	12,022	2,289,470
Match Group, Inc.*	650	21,261
Meta Platforms, Inc., Class A	5,507	3,224,404

		8,329,203

Media (0.2%)
Charter Communications, Inc., Class A*	245	83,978
Comcast Corp., Class A	9,626	361,264
Fox Corp., Class A	566	27,496
Fox Corp., Class B	332	15,186
Interpublic Group of Cos., Inc. (The)	946	26,507
News Corp., Class A	953	26,245
News Corp., Class B (x)	283	8,612
Omnicom Group, Inc.	493	42,418
Paramount Global, Class B	1,498	15,669

		607,375

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	1,228	271,056

Total Communication Services		11,792,795

Consumer Discretionary (3.9%)
Automobile Components (0.0%)†
Aptiv plc*	670	40,522
BorgWarner, Inc.	574	18,247

		58,769

Automobiles (0.9%)
Ford Motor Co.	9,836	97,376
General Motors Co.	2,773	147,718
Tesla, Inc.*	7,055	2,849,091

		3,094,185

Broadline Retail (1.5%)
Amazon.com, Inc.*	23,640	5,186,380
eBay, Inc.	1,210	74,959

		5,261,339

Distributors (0.0%)†
Genuine Parts Co.	351	40,983
LKQ Corp.	663	24,365
Pool Corp.	96	32,730

		98,078

Hotels, Restaurants & Leisure (0.7%)
Airbnb, Inc., Class A*	1,090	143,237
Booking Holdings, Inc.	84	417,347
Caesars Entertainment, Inc.*	545	18,214
Carnival Corp.*	2,624	65,390
Chipotle Mexican Grill, Inc.*	3,442	207,553
Darden Restaurants, Inc.	298	55,634
Domino’s Pizza, Inc.	88	36,939
Expedia Group, Inc.*	314	58,508
Hilton Worldwide Holdings, Inc.	616	152,250
Las Vegas Sands Corp.	890	45,710
Marriott International, Inc., Class A	580	161,785
McDonald’s Corp.	1,810	524,701
MGM Resorts International*	582	20,166
Norwegian Cruise Line Holdings Ltd.*	1,108	28,509
Royal Caribbean Cruises Ltd.	624	143,951
Starbucks Corp.	2,866	261,522
Wynn Resorts Ltd.	236	20,334
Yum! Brands, Inc.	708	94,985

		2,456,735

Household Durables (0.1%)
DR Horton, Inc.	739	103,327
Garmin Ltd.	387	79,823
Lennar Corp., Class A	609	83,049
Mohawk Industries, Inc.*	132	15,725
NVR, Inc.*	8	65,431
PulteGroup, Inc.	523	56,955

		404,310

Leisure Products (0.0%)†
Hasbro, Inc.	330	18,450

Specialty Retail (0.6%)
AutoZone, Inc.*	43	137,686
Best Buy Co., Inc.	495	42,471
CarMax, Inc.*	393	32,132
Home Depot, Inc. (The)	2,509	975,976
Lowe’s Cos., Inc.	1,431	353,171
O’Reilly Automotive, Inc.*	147	174,313
Ross Stores, Inc.	840	127,067
TJX Cos., Inc. (The)	2,849	344,188
Tractor Supply Co.	1,360	72,161
Ulta Beauty, Inc.*	120	52,191

		2,311,356

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	384	77,987
Lululemon Athletica, Inc.*	283	108,222
NIKE, Inc., Class B	3,002	227,161
Ralph Lauren Corp.	101	23,329
Tapestry, Inc.	580	37,892

		474,591

Total Consumer Discretionary		14,177,813

Consumer Staples (1.9%)
Beverages (0.4%)
Brown-Forman Corp., Class B	462	17,547
Coca-Cola Co. (The)	9,794	609,774
Constellation Brands, Inc., Class A	395	87,295
Keurig Dr Pepper, Inc.	2,839	91,189
Molson Coors Beverage Co., Class B	443	25,393

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Monster Beverage Corp.*	1,777	$93,399
PepsiCo, Inc.	3,466	527,040

		1,451,637

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.	1,119	1,025,306
Dollar General Corp.	554	42,004
Dollar Tree, Inc.*	509	38,144
Kroger Co. (The)	1,673	102,304
Sysco Corp.	1,239	94,734
Target Corp.	1,170	158,161
Walgreens Boots Alliance, Inc.	1,805	16,841
Walmart, Inc.	10,965	990,688

		2,468,182

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,205	60,877
Bunge Global SA	357	27,760
Campbell’s Co. (The)	496	20,773
Conagra Brands, Inc.	1,207	33,494
General Mills, Inc.	1,402	89,406
Hershey Co. (The)	372	62,998
Hormel Foods Corp.	732	22,963
J M Smucker Co. (The)	268	29,512
Kellanova	676	54,736
Kraft Heinz Co. (The)	2,224	68,299
Lamb Weston Holdings, Inc.	362	24,192
McCormick & Co., Inc. (Non-Voting)	635	48,412
Mondelez International, Inc., Class A	3,379	201,828
Tyson Foods, Inc., Class A	720	41,357

		786,607

Household Products (0.4%)
Church & Dwight Co., Inc.	617	64,606
Clorox Co. (The)	312	50,672
Colgate-Palmolive Co.	2,067	187,911
Kimberly-Clark Corp.	848	111,122
Procter & Gamble Co. (The)	5,947	997,014

		1,411,325

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	587	44,013
Kenvue, Inc.	4,825	103,014

		147,027

Tobacco (0.2%)
Altria Group, Inc.	4,269	223,226
Philip Morris International, Inc.	3,932	473,216

		696,442

Total Consumer Staples		6,961,220

Energy (1.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,503	102,673
Halliburton Co.	2,224	60,471
Schlumberger NV	3,577	137,142

		300,286

Oil, Gas & Consumable Fuels (1.0%)
APA Corp.	932	21,520
Chevron Corp.	4,222	611,514
ConocoPhillips	3,262	323,493
Coterra Energy, Inc.	1,862	47,555
Devon Energy Corp.	1,659	54,299
Diamondback Energy, Inc.	474	77,655
EOG Resources, Inc.	1,417	173,696
EQT Corp.	1,497	69,027
Exxon Mobil Corp.	11,102	1,194,242
Hess Corp.	696	92,575
Kinder Morgan, Inc.	4,864	133,274
Marathon Petroleum Corp.	810	112,995
Occidental Petroleum Corp.	1,696	83,799
ONEOK, Inc.	1,471	147,688
Phillips 66	1,043	118,829
Targa Resources Corp.	552	98,532
Texas Pacific Land Corp.	48	53,086
Valero Energy Corp.	807	98,930
Williams Cos., Inc. (The)	3,071	166,203

		3,678,912

Total Energy		3,979,198

Financials (4.7%)
Banks (1.2%)
Bank of America Corp.	16,863	741,129
Citigroup, Inc.	4,769	335,690
Citizens Financial Group, Inc.	1,129	49,405
Fifth Third Bancorp	1,705	72,087
Huntington Bancshares, Inc.	3,659	59,532
JPMorgan Chase & Co.	7,112	1,704,817
KeyCorp	2,504	42,919
M&T Bank Corp.	421	79,152
PNC Financial Services Group, Inc. (The)	1,005	193,814
Regions Financial Corp.	2,305	54,214
Truist Financial Corp.	3,374	146,364
US Bancorp	3,931	188,020
Wells Fargo & Co.	8,411	590,789

		4,257,932

Capital Markets (1.1%)
Ameriprise Financial, Inc.	247	131,510
Bank of New York Mellon Corp. (The)	1,827	140,368
Blackrock, Inc.	368	377,240
Blackstone, Inc.	1,821	313,977
Cboe Global Markets, Inc.	264	51,586
Charles Schwab Corp. (The)	3,778	279,610
CME Group, Inc.	911	211,562
FactSet Research Systems, Inc.	96	46,107
Franklin Resources, Inc.	777	15,765
Goldman Sachs Group, Inc. (The)	792	453,515
Intercontinental Exchange, Inc.	1,452	216,363
KKR & Co., Inc.	1,706	252,334
MarketAxess Holdings, Inc.	95	21,474
Moody’s Corp.	395	186,981
Morgan Stanley	3,127	393,126
MSCI, Inc.	198	118,802
Nasdaq, Inc.	1,042	80,557
Northern Trust Corp.	508	52,070
Raymond James Financial, Inc.	467	72,539
S&P Global, Inc.	801	398,922
State Street Corp.	752	73,809
T. Rowe Price Group, Inc.	561	63,444

		3,951,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Consumer Finance (0.2%)
American Express Co.	1,403	$416,396
Capital One Financial Corp.	962	171,544
Discover Financial Services	633	109,655
Synchrony Financial	996	64,740

		762,335

Financial Services (1.5%)
Apollo Global Management, Inc.	1,127	186,135
Berkshire Hathaway, Inc., Class B*	4,630	2,098,686
Corpay, Inc.*	175	59,224
Fidelity National Information Services, Inc.	1,374	110,978
Fiserv, Inc.*	1,435	294,778
Global Payments, Inc.	641	71,830
Jack Henry & Associates, Inc.	184	32,255
Mastercard, Inc., Class A	2,071	1,090,526
PayPal Holdings, Inc.*	2,528	215,765
Visa, Inc., Class A	4,365	1,379,515

		5,539,692

Insurance (0.7%)
Aflac, Inc.	1,270	131,369
Allstate Corp. (The)	665	128,205
American International Group, Inc.	1,573	114,514
Aon plc, Class A	547	196,461
Arch Capital Group Ltd.	944	87,178
Arthur J Gallagher & Co.	631	179,109
Assurant, Inc.	130	27,719
Brown & Brown, Inc.	596	60,804
Chubb Ltd.	950	262,485
Cincinnati Financial Corp.	394	56,618
Erie Indemnity Co., Class A	63	25,971
Everest Group Ltd.	109	39,508
Globe Life, Inc.	203	22,639
Hartford Financial Services Group, Inc. (The)	738	80,737
Loews Corp.	459	38,873
Marsh & McLennan Cos., Inc.	1,244	264,238
MetLife, Inc.	1,482	121,346
Principal Financial Group, Inc.	537	41,569
Progressive Corp. (The)	1,481	354,862
Prudential Financial, Inc.	899	106,558
Travelers Cos., Inc. (The)	574	138,271
W.R. Berkley Corp.	757	44,300
Willis Towers Watson plc	256	80,189

		2,603,523

Total Financials		17,115,143

Health Care (3.4%)
Biotechnology (0.5%)
AbbVie, Inc.	4,463	793,075
Amgen, Inc.	1,359	354,210
Biogen, Inc.*	367	56,122
Gilead Sciences, Inc.	3,149	290,873
Incyte Corp.*	403	27,835
Moderna, Inc.*	852	35,426
Regeneron Pharmaceuticals, Inc.*	265	188,767
Vertex Pharmaceuticals, Inc.*	651	262,158

		2,008,466

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	4,374	494,743
Align Technology, Inc.*	177	36,906
Baxter International, Inc.	1,285	37,471
Becton Dickinson & Co.	731	165,842
Boston Scientific Corp.*	3,725	332,717
Cooper Cos., Inc. (The)*	502	46,149
Dexcom, Inc.*	979	76,137
Edwards Lifesciences Corp.*	1,485	109,934
GE HealthCare Technologies, Inc.	1,155	90,298
Hologic, Inc.*	585	42,173
IDEXX Laboratories, Inc.*	207	85,582
Insulet Corp.*	177	46,209
Intuitive Surgical, Inc.*	900	469,764
Medtronic plc	3,244	259,131
ResMed, Inc.	370	84,615
Solventum Corp.*	348	22,989
STERIS plc	248	50,979
Stryker Corp.	867	312,163
Teleflex, Inc.	119	21,180
Zimmer Biomet Holdings, Inc.	513	54,188

		2,839,170

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	614	72,618
Cencora, Inc.	439	98,635
Centene Corp.*	1,273	77,118
Cigna Group (The)	703	194,126
CVS Health Corp.	3,182	142,840
DaVita, Inc.*	116	17,348
Elevance Health, Inc.	586	216,175
HCA Healthcare, Inc.	460	138,069
Henry Schein, Inc.*	319	22,075
Humana, Inc.	303	76,874
Labcorp Holdings, Inc.	212	48,616
McKesson Corp.	320	182,371
Molina Healthcare, Inc.*	148	43,075
Quest Diagnostics, Inc.	280	42,241
UnitedHealth Group, Inc.	2,325	1,176,125
Universal Health Services, Inc., Class B	150	26,913

		2,575,219

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	735	98,740
Bio-Techne Corp.	397	28,596
Charles River Laboratories International, Inc.*	130	23,998
Danaher Corp.	1,626	373,248
IQVIA Holdings, Inc.*	436	85,678
Mettler-Toledo International, Inc.*	54	66,079
Revvity, Inc.	311	34,711
Thermo Fisher Scientific, Inc.	966	502,542
Waters Corp.*	150	55,647
West Pharmaceutical Services, Inc.	183	59,943

		1,329,182

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	5,128	290,040
Eli Lilly and Co.	1,990	1,536,280
Johnson & Johnson	6,082	879,579
Merck & Co., Inc.	6,390	635,677
Pfizer, Inc.	14,332	380,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Viatris, Inc.	3,007	$37,437
Zoetis, Inc.	1,146	186,718

		3,945,959

Total Health Care		12,697,996

Industrials (2.8%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	183	108,761
Boeing Co. (The)*	1,885	333,645
General Dynamics Corp.	650	171,268
General Electric Co.	2,734	456,004
Howmet Aerospace, Inc.	1,028	112,432
Huntington Ingalls Industries, Inc.	99	18,708
L3Harris Technologies, Inc.	478	100,514
Lockheed Martin Corp.	532	258,520
Northrop Grumman Corp.	348	163,313
RTX Corp.	3,364	389,282
Textron, Inc.	472	36,103
TransDigm Group, Inc.	142	179,954

		2,328,504

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	295	30,479
Expeditors International of Washington, Inc.	356	39,434
FedEx Corp.	568	159,796
United Parcel Service, Inc., Class B	1,853	233,663

		463,372

Building Products (0.2%)
A.O. Smith Corp.	302	20,599
Allegion plc	219	28,619
Builders FirstSource, Inc.*	293	41,879
Carrier Global Corp.	2,115	144,370
Johnson Controls International plc	1,683	132,839
Lennox International, Inc.	81	49,353
Masco Corp.	550	39,914
Trane Technologies plc	568	209,791

		667,364

Commercial Services & Supplies (0.2%)
Cintas Corp.	867	158,401
Copart, Inc.*	2,206	126,602
Republic Services, Inc.	514	103,406
Rollins, Inc.	708	32,816
Veralto Corp.	623	63,453
Waste Management, Inc.	924	186,454

		671,132

Construction & Engineering (0.0%)†
Quanta Services, Inc.	371	117,255

Electrical Equipment (0.3%)
AMETEK, Inc.	583	105,092
Eaton Corp. plc	997	330,874
Emerson Electric Co.	1,443	178,831
GE Vernova, Inc.	695	228,606
Generac Holdings, Inc.*	152	23,568
Hubbell, Inc., Class B	135	56,550
Rockwell Automation, Inc.	286	81,736

		1,005,257

Ground Transportation (0.3%)
CSX Corp.	4,884	157,607
JB Hunt Transport Services, Inc.	203	34,644
Norfolk Southern Corp.	570	133,779
Old Dominion Freight Line, Inc.	475	83,790
Uber Technologies, Inc.*	5,314	320,540
Union Pacific Corp.	1,529	348,673

		1,079,033

Industrial Conglomerates (0.2%)
3M Co.	1,376	177,628
Honeywell International, Inc.	1,643	371,137

		548,765

Machinery (0.5%)
Caterpillar, Inc.	1,220	442,567
Cummins, Inc.	345	120,267
Deere & Co.	642	272,015
Dover Corp.	346	64,910
Fortive Corp.	883	66,225
IDEX Corp.	191	39,974
Illinois Tool Works, Inc.	681	172,674
Ingersoll Rand, Inc.	1,016	91,907
Nordson Corp.	137	28,666
Otis Worldwide Corp.	1,009	93,444
PACCAR, Inc.	1,321	137,411
Parker-Hannifin Corp.	324	206,074
Pentair plc	417	41,967
Snap-on, Inc.	133	45,151
Stanley Black & Decker, Inc.	388	31,153
Westinghouse Air Brake Technologies Corp.	434	82,282
Xylem, Inc.	612	71,004

		2,007,691

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,615	97,707
Southwest Airlines Co.	1,509	50,733
United Airlines Holdings, Inc.*	828	80,399

		228,839

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,031	301,805
Broadridge Financial Solutions, Inc.	294	66,471
Dayforce, Inc.*	398	28,911
Equifax, Inc.	312	79,513
Jacobs Solutions, Inc.	315	42,090
Leidos Holdings, Inc.	339	48,836
Paychex, Inc.	807	113,158
Paycom Software, Inc.	123	25,211
Verisk Analytics, Inc.	359	98,879

		804,874

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,443	103,766
United Rentals, Inc.	165	116,233
W.W. Grainger, Inc.	112	118,053

		338,052

Total Industrials		10,260,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Information Technology (11.1%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	2,608	$288,262
Cisco Systems, Inc.	10,069	596,085
F5, Inc.*	147	36,966
Juniper Networks, Inc.	829	31,046
Motorola Solutions, Inc.	422	195,061

		1,147,420

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,046	211,545
CDW Corp.	337	58,652
Corning, Inc.	1,940	92,189
Jabil, Inc.	286	41,155
Keysight Technologies, Inc.*	440	70,677
TE Connectivity plc	756	108,085
Teledyne Technologies, Inc.*	118	54,767
Trimble, Inc.*	615	43,456
Zebra Technologies Corp., Class A*	130	50,209

		730,735

IT Services (0.4%)
Accenture plc, Class A	1,576	554,421
Akamai Technologies, Inc.*	382	36,538
Cognizant Technology Solutions Corp., Class A	1,249	96,048
EPAM Systems, Inc.*	143	33,436
Gartner, Inc.*	194	93,987
GoDaddy, Inc., Class A*	355	70,067
International Business Machines Corp.	2,336	513,523
VeriSign, Inc.*	211	43,669

		1,441,689

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	4,099	495,118
Analog Devices, Inc.	1,255	266,637
Applied Materials, Inc.	2,079	338,108
Broadcom, Inc.	11,798	2,735,248
Enphase Energy, Inc.*	341	23,420
First Solar, Inc.*	270	47,585
Intel Corp.	10,895	218,445
KLA Corp.	338	212,980
Lam Research Corp.	3,245	234,386
Microchip Technology, Inc.	1,352	77,537
Micron Technology, Inc.	2,805	236,069
Monolithic Power Systems, Inc.	123	72,779
NVIDIA Corp.	61,964	8,321,146
NXP Semiconductors NV	642	133,440
ON Semiconductor Corp.*	1,079	68,031
QUALCOMM, Inc.	2,806	431,058
Skyworks Solutions, Inc.	402	35,649
Teradyne, Inc.	411	51,753
Texas Instruments, Inc.	2,304	432,023

		14,431,412

Software (3.6%)
Adobe, Inc.*	1,110	493,595
ANSYS, Inc.*	220	74,213
Autodesk, Inc.*	543	160,495
Cadence Design Systems, Inc.*	693	208,219
Crowdstrike Holdings, Inc., Class A*	588	201,190
Fair Isaac Corp.*	62	123,438
Fortinet, Inc.*	1,599	151,074
Gen Digital, Inc.	1,365	37,374
Intuit, Inc.	708	444,978
Microsoft Corp.	18,781	7,916,191
Oracle Corp.	4,060	676,558
Palantir Technologies, Inc., Class A*	5,169	390,931
Palo Alto Networks, Inc.*	1,653	300,780
PTC, Inc.*	303	55,713
Roper Technologies, Inc.	270	140,359
Salesforce, Inc.	2,415	807,407
ServiceNow, Inc.*	520	551,262
Synopsys, Inc.*	387	187,834
Tyler Technologies, Inc.*	108	62,277
Workday, Inc., Class A*	537	138,562

		13,122,450

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	38,184	9,562,037
Dell Technologies, Inc., Class C	775	89,311
Hewlett Packard Enterprise Co.	3,274	69,900
HP, Inc.	2,465	80,433
NetApp, Inc.	518	60,129
Seagate Technology Holdings plc	529	45,658
Super Micro Computer, Inc.*	1,270	38,710
Western Digital Corp.*	873	52,057

		9,998,235

Total Information Technology		40,871,941

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	560	162,422
Albemarle Corp. (x)	296	25,480
Celanese Corp.	275	19,033
CF Industries Holdings, Inc.	455	38,821
Corteva, Inc.	1,744	99,338
Dow, Inc.	1,766	70,869
DuPont de Nemours, Inc.	1,052	80,215
Eastman Chemical Co.	294	26,848
Ecolab, Inc.	638	149,496
FMC Corp.	314	15,263
International Flavors & Fragrances, Inc.	644	54,450
Linde plc	1,201	502,823
LyondellBasell Industries NV, Class A	655	48,647
Mosaic Co. (The)	803	19,738
PPG Industries, Inc.	588	70,237
Sherwin-Williams Co. (The)	587	199,539

		1,583,219

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	154	79,541
Vulcan Materials Co.	333	85,658

		165,199

Containers & Packaging (0.1%)
Amcor plc	3,641	34,262
Avery Dennison Corp.	203	37,987
Ball Corp.	765	42,174
International Paper Co.	875	47,093
Packaging Corp. of America	225	50,654

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Smurfit WestRock plc	1,243	$66,948

		279,118

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,620	137,850
Newmont Corp.	2,891	107,603
Nucor Corp.	598	69,793
Steel Dynamics, Inc.	362	41,293

		356,539

Total Materials		2,384,075

Real Estate (0.7%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	392	38,240
Healthpeak Properties, Inc. (REIT)	1,773	35,939
Ventas, Inc. (REIT)	1,060	62,423
Welltower, Inc. (REIT)	1,494	188,289

		324,891

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,770	31,010

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,342	247,549

Office REITs (0.0%)†
BXP, Inc. (REIT)	366	27,216

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	759	99,649
CoStar Group, Inc.*	1,032	73,881

		173,530

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	358	78,749
Camden Property Trust (REIT)	269	31,215
Equity Residential (REIT)	860	61,714
Essex Property Trust, Inc. (REIT)	162	46,241
Invitation Homes, Inc. (REIT)	1,435	45,877
Mid-America Apartment Communities, Inc. (REIT)	294	45,443
UDR, Inc. (REIT)	756	32,818

		342,057

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	190	21,271
Kimco Realty Corp. (REIT)	1,698	39,784
Realty Income Corp. (REIT)	2,194	117,182
Regency Centers Corp. (REIT)	412	30,459
Simon Property Group, Inc. (REIT)	772	132,946

		341,642

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,181	216,607
Crown Castle, Inc. (REIT)	1,095	99,382
Digital Realty Trust, Inc. (REIT)	788	139,736
Equinix, Inc. (REIT)	244	230,065
Extra Space Storage, Inc. (REIT)	534	79,887
Iron Mountain, Inc. (REIT)	739	77,676
Public Storage (REIT)	397	118,878
SBA Communications Corp. (REIT)	271	55,230
VICI Properties, Inc. (REIT), Class A	2,638	77,056
Weyerhaeuser Co. (REIT)	1,832	51,571

		1,146,088

Total Real Estate		2,633,983

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	646	38,205
American Electric Power Co., Inc.	1,341	123,680
Constellation Energy Corp.	791	176,955
Duke Energy Corp.	1,953	210,416
Edison International	973	77,684
Entergy Corp.	1,078	81,734
Evergy, Inc.	579	35,638
Eversource Energy	926	53,180
Exelon Corp.	2,519	94,815
FirstEnergy Corp.	1,291	51,356
NextEra Energy, Inc.	5,196	372,501
NRG Energy, Inc.	520	46,914
PG&E Corp.	5,523	111,454
Pinnacle West Capital Corp.	286	24,244
PPL Corp.	1,859	60,343
Southern Co. (The)	2,766	227,697
Xcel Energy, Inc.	1,451	97,972

		1,884,788

Gas Utilities (0.0%)†
Atmos Energy Corp.	391	54,455

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	1,791	23,050
Vistra Corp.	866	119,396

		142,446

Multi-Utilities (0.2%)
Ameren Corp.	672	59,902
CenterPoint Energy, Inc.	1,642	52,101
CMS Energy Corp.	753	50,187
Consolidated Edison, Inc.	871	77,719
Dominion Energy, Inc.	2,113	113,806
DTE Energy Co.	522	63,032
NiSource, Inc.	1,179	43,340
Public Service Enterprise Group, Inc.	1,255	106,035
Sempra	1,595	139,913
WEC Energy Group, Inc.	796	74,856

		780,891

Water Utilities (0.0%)†
American Water Works Co., Inc.	491	61,125

Total Utilities		2,923,705

Total Common Stocks (34.2%) (Cost $48,955,266)		125,798,007

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (49.7%)
U.S. Treasury Notes
4.000%, 2/15/26	$3,750,000	3,739,975
0.500%, 2/28/26	6,193,800	5,933,346

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
4.625%, 3/15/26	$10,350,200	$10,395,077
4.125%, 6/15/26	4,900,000	4,891,794
4.500%, 7/15/26	400,000	401,446
4.375%, 7/31/26	3,714,400	3,720,862
4.625%, 10/15/26	3,081,300	3,100,118
4.125%, 10/31/26	5,942,400	5,928,798
4.625%, 11/15/26	2,759,300	2,777,129
1.250%, 11/30/26	3,900,000	3,686,892
4.250%, 11/30/26	92,700	92,681
4.375%, 12/15/26	726,400	728,002
1.250%, 12/31/26	3,800,000	3,583,293
4.500%, 4/15/27	4,341,500	4,362,637
2.750%, 4/30/27	6,800,000	6,573,438
4.500%, 5/15/27	736,300	739,952
4.625%, 6/15/27	3,052,300	3,077,643
4.375%, 7/15/27	478,900	480,098
3.125%, 8/31/27	4,700,000	4,564,163
3.375%, 9/15/27	532,800	520,675
4.125%, 10/31/27	3,448,900	3,434,905
2.250%, 11/15/27	3,800,000	3,592,272
3.875%, 11/30/27	2,458,100	2,430,242
1.125%, 2/29/28	4,120,100	3,736,735
4.000%, 2/29/28	1,200,000	1,188,927
1.250%, 3/31/28	1,148,200	1,042,750
3.625%, 3/31/28	8,012,100	7,847,193
3.625%, 5/31/28	766,500	749,639
4.000%, 6/30/28	733,900	726,237
4.375%, 8/31/28	4,664,800	4,667,952
4.375%, 11/30/28	6,524,800	6,526,579
1.375%, 12/31/28	2,670,000	2,380,196
4.250%, 2/28/29	2,867,000	2,853,086
4.125%, 3/31/29	5,266,800	5,214,972
2.375%, 5/15/29	2,605,600	2,400,596
3.250%, 6/30/29	1,941,400	1,852,137
3.625%, 8/31/29	9,729,500	9,420,679
1.750%, 11/15/29	3,311,500	2,936,011
3.875%, 12/31/29	2,458,400	2,401,461
1.500%, 2/15/30	2,298,300	1,995,119
4.000%, 2/28/30	4,016,600	3,942,013
4.625%, 9/30/30	534,600	539,552
4.875%, 10/31/30	2,772,900	2,834,106
0.875%, 11/15/30	2,121,500	1,735,885
1.125%, 2/15/31	2,065,400	1,703,813
4.250%, 2/28/31	3,717,700	3,675,430
4.625%, 4/30/31	2,031,000	2,047,985
1.625%, 5/15/31	2,182,500	1,840,887
1.250%, 8/15/31	963,400	786,145
3.750%, 8/31/31	706,100	676,564
3.625%, 9/30/31	739,300	702,475
4.125%, 10/31/31	2,875,800	2,815,032
1.375%, 11/15/31	2,307,500	1,884,969
1.875%, 2/15/32	1,590,400	1,337,742
2.875%, 5/15/32	2,040,800	1,833,036
2.750%, 8/15/32	1,279,300	1,134,699
4.125%, 11/15/32	2,490,000	2,428,304
3.500%, 2/15/33	2,646,900	2,462,857
3.875%, 8/15/33	2,238,000	2,130,709
4.500%, 11/15/33	2,701,800	2,690,442
4.000%, 2/15/34	3,382,200	3,239,422
4.375%, 5/15/34	1,006,700	991,605
3.875%, 8/15/34	2,981,400	2,820,235
4.250%, 11/15/34	55,500	54,069

Total U.S. Treasury Obligations		183,003,683

Total Long-Term Debt Securities (49.7%) (Cost $187,671,098)		183,003,683

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $126)	124	217

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (12.5%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	21,032	21,032
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	45,802,307	45,820,628

Total Investment Companies		45,841,660

Total Short-Term Investments (12.5%) (Cost $45,830,575)		45,841,660

Total Investments in Securities (96.4%) (Cost $282,457,065)		354,643,567
Other Assets Less Liabilities (3.6%)		13,132,201

Net Assets (100%)		$367,775,768

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $27,511. This was collateralized by $7,056 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 1/31/25 – 11/15/51 and by cash of $21,032 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	366	3/2025	USD	41,495,250	(1,365,831)
Russell 2000 E-Mini Index	61	3/2025	USD	6,861,890	(406,466)
S&P Midcap 400 E-Mini Index	24	3/2025	USD	7,552,080	(408,965)

					(2,181,262)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,792,795	$—	$—	$11,792,795
Consumer Discretionary	14,177,813	—	—	14,177,813
Consumer Staples	6,961,220	—	—	6,961,220
Energy	3,979,198	—	—	3,979,198
Financials	17,115,143	—	—	17,115,143
Health Care	12,697,996	—	—	12,697,996
Industrials	10,260,138	—	—	10,260,138
Information Technology	40,871,941	—	—	40,871,941
Materials	2,384,075	—	—	2,384,075
Real Estate	2,633,983	—	—	2,633,983
Utilities	2,923,705	—	—	2,923,705
Rights
Health Care	—	217	—	217
Short-Term Investments
Investment Companies	45,841,660	—	—	45,841,660
U.S. Treasury Obligations	—	183,003,683	—	183,003,683

Total Assets	$171,639,667	$183,003,900	$—	$354,643,567

Liabilities:
Futures	$(2,181,262)	$—	$—	$(2,181,262)

Total Liabilities	$(2,181,262)	$—	$—	$(2,181,262)

Total	$169,458,405	$183,003,900	$—	$352,462,305

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(2,181,262	)*

Total		$(2,181,262)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,960,403	$4,960,403

Total	$4,960,403	$4,960,403

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,733,260)	$(4,733,260)

Total	$(4,733,260)	$(4,733,260)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$64,452,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,512,720
Long-term U.S. government debt securities	104,435,719

$111,948,439

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,364,291
Long-term U.S. government debt securities	92,541,759

$114,906,050

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,876,577
Aggregate gross unrealized depreciation	(9,837,241)

Net unrealized appreciation	$72,039,336

Federal income tax cost of investments in securities and derivative instruments, if applicable	$280,422,969

For the year ended December 31, 2024, the Portfolio incurred approximately $13 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $282,457,065)	$354,643,567
Cash	8,764,974
Cash held as collateral at broker for futures	3,129,500
Dividends, interest and other receivables	1,777,923
Receivable for Portfolio shares sold	18,782
Securities lending income receivable	161
Other assets	2,016

Total assets	368,336,923

LIABILITIES
Investment management fees payable	227,874
Payable for Portfolio shares repurchased	118,068
Distribution fees payable – Class IB	78,949
Administrative fees payable	39,420
Payable for return of collateral on securities loaned	21,032
Due to broker for futures variation margin	19,365
Accrued expenses	56,447

Total liabilities	561,155

Commitments and contingent liabilities^
NET ASSETS	$367,775,768

Net assets were comprised of:
Paid in capital	$317,539,959
Total distributable earnings (loss)	50,235,809

Net assets	$367,775,768

Class IB
Net asset value, offering and redemption price per share, $367,775,768 / 30,894,590 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.90

(x)	Includes value of securities on loan of $27,511.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$6,920,001
Dividends (net of $219 foreign withholding tax)	4,463,716
Securities lending (net)	2,429

Total income	11,386,146

EXPENSES
Investment management fees	2,931,280
Distribution fees – Class IB	916,026
Administrative fees	460,509
Professional fees	64,172
Printing and mailing expenses	41,198
Custodian fees	27,200
Trustees’ fees	11,992
Miscellaneous	20,008

Gross expenses	4,472,385
Less: Waiver from investment manager	(326,904)

Net expenses	4,145,481

NET INVESTMENT INCOME (LOSS)	7,240,665

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	9,042,661
Futures contracts	4,960,403

Net realized gain (loss)	14,003,064

Change in unrealized appreciation (depreciation) on:
Investments in securities	14,443,279
Futures contracts	(4,733,260)
Foreign currency translations	(1)

Net change in unrealized appreciation (depreciation)	9,710,018

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,713,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,953,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,240,665	$5,353,568
Net realized gain (loss)	14,003,064	238,967
Net change in unrealized appreciation (depreciation)	9,710,018	31,459,317

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,953,747	37,051,852

Distributions to shareholders:
Class IB	(11,355,061)	(5,399,947)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,084,976 and 3,806,665 shares, respectively ]	36,538,364	41,173,229
Capital shares issued in reinvestment of dividends [ 937,921 and 482,928 shares, respectively ]	11,355,061	5,399,947
Capital shares repurchased [ (4,289,114) and (4,075,263) shares, respectively ]	(51,125,338)	(43,824,750)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,231,913)	2,748,426

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,366,773	34,400,331
NET ASSETS:
Beginning of year	351,408,995	317,008,664

End of year	$367,775,768	$351,408,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.28		$10.24		$11.79		$11.60		$11.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.17		0.03		(0.05)		0.02
Net realized and unrealized gain (loss)	0.76		1.05		(1.55)		0.96		0.93

Total from investment operations	0.99		1.22		(1.52)		0.91		0.95

Less distributions:
Dividends from net investment income	(0.24)		(0.18)		(0.03)		—		(0.02)
Distributions from net realized gains	(0.13)		—		—		(0.72)		(0.53)

Total dividends and distributions	(0.37)		(0.18)		(0.03)		(0.72)		(0.55)

Net asset value, end of year	$11.90		$11.28		$10.24		$11.79		$11.60

Total return	8.79%		11.89%		(12.89)%		7.96%		8.53%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$367,776		$351,409		$317,009		$371,682		$344,795
Ratio of expenses to average net assets:
After waivers (f)	1.13	%(j)	1.13	%(j)	1.17	%(k)	1.18	%(o)	1.18	%(o)
Before waivers (f)	1.22%		1.23%		1.22%		1.21%		1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.98%		1.61%		0.31%		(0.41)%		0.18%
Before waivers (f)	1.89%		1.51%		0.26%		(0.43)%		0.13%
Portfolio turnover rate^	37%		44%		67%		75%		90%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.5%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	19,930	$453,806
Verizon Communications, Inc.	11,701	467,923

		921,729

Entertainment (0.5%)
Electronic Arts, Inc.	668	97,728
Live Nation Entertainment, Inc.*	438	56,721
Netflix, Inc.*	1,191	1,061,562
Take-Two Interactive Software, Inc.*	452	83,204
Walt Disney Co. (The)	5,034	560,536
Warner Bros Discovery, Inc.*	6,063	64,086

		1,923,837

Interactive Media & Services (2.5%)
Alphabet, Inc., Class A	16,274	3,080,668
Alphabet, Inc., Class C	13,261	2,525,425
Match Group, Inc.*	717	23,453
Meta Platforms, Inc., Class A	6,072	3,555,217

		9,184,763

Media (0.2%)
Charter Communications, Inc., Class A*	270	92,548
Comcast Corp., Class A	10,610	398,193
Fox Corp., Class A	624	30,314
Fox Corp., Class B	369	16,878
Interpublic Group of Cos., Inc. (The)	1,056	29,589
News Corp., Class A	1,021	28,118
News Corp., Class B (x)	320	9,738
Omnicom Group, Inc.	544	46,806
Paramount Global, Class B	1,608	16,820

		669,004

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	1,355	299,089

Total Communication Services		12,998,422

Consumer Discretionary (4.2%)
Automobile Components (0.0%)†
Aptiv plc*	653	39,494
BorgWarner, Inc.	637	20,250

		59,744

Automobiles (0.9%)
Ford Motor Co.	10,853	107,445
General Motors Co.	3,057	162,846
Tesla, Inc.*	7,778	3,141,068

		3,411,359

Broadline Retail (1.6%)
Amazon.com, Inc.*	26,070	5,719,497
eBay, Inc.	1,331	82,456

		5,801,953

Distributors (0.0%)†
Genuine Parts Co.	390	45,536
LKQ Corp.	746	27,415
Pool Corp.	107	36,481

		109,432

Hotels, Restaurants & Leisure (0.7%)
Airbnb, Inc., Class A*	1,203	158,086
Booking Holdings, Inc.	92	457,095
Caesars Entertainment, Inc.*	605	20,219
Carnival Corp.*	2,825	70,399
Chipotle Mexican Grill, Inc.*	3,788	228,416
Darden Restaurants, Inc.	332	61,981
Domino’s Pizza, Inc.	98	41,136
Expedia Group, Inc.*	341	63,539
Hilton Worldwide Holdings, Inc.	678	167,574
Las Vegas Sands Corp.	983	50,487
Marriott International, Inc., Class A	641	178,801
McDonald’s Corp.	1,992	577,461
MGM Resorts International*	642	22,245
Norwegian Cruise Line Holdings Ltd.*	1,200	30,876
Royal Caribbean Cruises Ltd.	688	158,715
Starbucks Corp.	3,150	287,438
Wynn Resorts Ltd.	260	22,402
Yum! Brands, Inc.	776	104,108

		2,700,978

Household Durables (0.1%)
DR Horton, Inc.	816	114,093
Garmin Ltd.	430	88,692
Lennar Corp., Class A	664	90,550
Mohawk Industries, Inc.*	148	17,631
NVR, Inc.*	9	73,610
PulteGroup, Inc.	577	62,835

		447,411

Leisure Products (0.0%)†
Hasbro, Inc.	366	20,463

Specialty Retail (0.7%)
AutoZone, Inc.*	47	150,494
Best Buy Co., Inc.	539	46,246
CarMax, Inc.*	434	35,484
Home Depot, Inc. (The)	2,768	1,076,724
Lowe’s Cos., Inc.	1,577	389,204
O’Reilly Automotive, Inc.*	160	189,728
Ross Stores, Inc.	927	140,227
TJX Cos., Inc. (The)	3,141	379,464
Tractor Supply Co.	1,485	78,794
Ulta Beauty, Inc.*	131	56,976

		2,543,341

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	424	86,110
Lululemon Athletica, Inc.*	314	120,077
NIKE, Inc., Class B	3,309	250,392
Ralph Lauren Corp.	109	25,177
Tapestry, Inc.	643	42,007

		523,763

Total Consumer Discretionary		15,618,444

Consumer Staples (2.1%)
Beverages (0.4%)
Brown-Forman Corp., Class B	501	19,028
Coca-Cola Co. (The)	10,777	670,976
Constellation Brands, Inc., Class A	436	96,356
Keurig Dr Pepper, Inc.	3,105	99,733
Molson Coors Beverage Co., Class B	488	27,972

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Monster Beverage Corp.*	1,960	$103,018
PepsiCo, Inc.	3,821	581,021

		1,598,104

Consumer Staples Distribution & Retail (0.8%)
Costco Wholesale Corp.	1,235	1,131,593
Dollar General Corp.	614	46,553
Dollar Tree, Inc.*	562	42,116
Kroger Co. (The)	1,846	112,883
Sysco Corp.	1,367	104,521
Target Corp.	1,286	173,841
Walgreens Boots Alliance, Inc. (x)	2,047	19,099
Walmart, Inc.	12,096	1,092,874

		2,723,480

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,329	67,141
Bunge Global SA	396	30,793
Campbell’s Co. (The)	550	23,034
Conagra Brands, Inc.	1,315	36,491
General Mills, Inc.	1,547	98,652
Hershey Co. (The)	409	69,264
Hormel Foods Corp.	812	25,472
J M Smucker Co. (The)	297	32,706
Kellanova	740	59,918
Kraft Heinz Co. (The)	2,453	75,332
Lamb Weston Holdings, Inc.	404	26,999
McCormick & Co., Inc. (Non-Voting)	704	53,673
Mondelez International, Inc., Class A	3,713	221,778
Tyson Foods, Inc., Class A	794	45,607

		866,860

Household Products (0.4%)
Church & Dwight Co., Inc.	681	71,307
Clorox Co. (The)	344	55,869
Colgate-Palmolive Co.	2,271	206,457
Kimberly-Clark Corp.	927	121,474
Procter & Gamble Co. (The)	6,562	1,100,119

		1,555,226

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	652	48,887
Kenvue, Inc.	5,356	114,351

		163,238

Tobacco (0.2%)
Altria Group, Inc.	4,711	246,338
Philip Morris International, Inc.	4,322	520,153

		766,491

Total Consumer Staples		7,673,399

Energy (1.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,761	113,256
Halliburton Co.	2,476	67,323
Schlumberger NV	3,947	151,328

		331,907

Oil, Gas & Consumable Fuels (1.1%)
APA Corp.	966	22,305
Chevron Corp.	4,646	672,927
ConocoPhillips	3,596	356,615
Coterra Energy, Inc.	2,082	53,174
Devon Energy Corp.	1,741	56,983
Diamondback Energy, Inc.	520	85,192
EOG Resources, Inc.	1,563	191,593
EQT Corp.	1,660	76,543
Exxon Mobil Corp.	12,243	1,316,979
Hess Corp.	773	102,817
Kinder Morgan, Inc.	5,401	147,987
Marathon Petroleum Corp.	893	124,573
Occidental Petroleum Corp.	1,883	93,039
ONEOK, Inc.	1,623	162,949
Phillips 66	1,148	130,792
Targa Resources Corp.	609	108,706
Texas Pacific Land Corp.	52	57,510
Valero Energy Corp.	880	107,879
Williams Cos., Inc. (The)	3,388	183,359

		4,051,922

Total Energy		4,383,829

Financials (5.1%)
Banks (1.3%)
Bank of America Corp.	18,555	815,492
Citigroup, Inc.	5,257	370,040
Citizens Financial Group, Inc.	1,246	54,525
Fifth Third Bancorp	1,881	79,529
Huntington Bancshares, Inc.	4,054	65,959
JPMorgan Chase & Co.	7,847	1,881,004
KeyCorp	2,737	46,912
M&T Bank Corp.	461	86,673
PNC Financial Services Group, Inc. (The)	1,105	213,099
Regions Financial Corp.	2,563	60,282
Truist Financial Corp.	3,690	160,072
US Bancorp	4,337	207,439
Wells Fargo & Co.	9,255	650,071

		4,691,097

Capital Markets (1.2%)
Ameriprise Financial, Inc.	270	143,756
Bank of New York Mellon Corp. (The)	2,021	155,273
Blackrock, Inc.	405	415,170
Blackstone, Inc.	2,002	345,185
Cboe Global Markets, Inc.	294	57,448
Charles Schwab Corp. (The)	4,152	307,289
CME Group, Inc.	1,001	232,462
FactSet Research Systems, Inc.	107	51,390
Franklin Resources, Inc.	841	17,064
Goldman Sachs Group, Inc. (The)	873	499,897
Intercontinental Exchange, Inc.	1,596	237,820
KKR & Co., Inc.	1,879	277,923
MarketAxess Holdings, Inc.	106	23,960
Moody’s Corp.	435	205,916
Morgan Stanley	3,448	433,483
MSCI, Inc.	219	131,402
Nasdaq, Inc.	1,157	89,448
Northern Trust Corp.	554	56,785
Raymond James Financial, Inc.	509	79,063
S&P Global, Inc.	883	439,760
State Street Corp.	815	79,992
T. Rowe Price Group, Inc.	619	70,003

		4,350,489

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Consumer Finance (0.2%)
American Express Co.	1,547	$459,134
Capital One Financial Corp.	1,061	189,198
Discover Financial Services	701	121,434
Synchrony Financial	1,082	70,330

		840,096

Financial Services (1.6%)
Apollo Global Management, Inc.	1,242	205,129
Berkshire Hathaway, Inc., Class B*	5,106	2,314,448
Corpay, Inc.*	193	65,315
Fidelity National Information Services, Inc.	1,496	120,832
Fiserv, Inc.*	1,581	324,769
Global Payments, Inc.	714	80,011
Jack Henry & Associates, Inc.	204	35,761
Mastercard, Inc., Class A	2,283	1,202,159
PayPal Holdings, Inc.*	2,787	237,870
Visa, Inc., Class A	4,817	1,522,365

		6,108,659

Insurance (0.8%)
Aflac, Inc.	1,390	143,782
Allstate Corp. (The)	738	142,279
American International Group, Inc.	1,734	126,235
Aon plc, Class A	601	215,855
Arch Capital Group Ltd.	1,046	96,598
Arthur J Gallagher & Co.	694	196,992
Assurant, Inc.	145	30,917
Brown & Brown, Inc.	662	67,537
Chubb Ltd.	1,044	288,457
Cincinnati Financial Corp.	438	62,941
Erie Indemnity Co., Class A	69	28,444
Everest Group Ltd.	119	43,133
Globe Life, Inc.	235	26,207
Hartford Financial Services Group, Inc. (The)	814	89,052
Loews Corp.	508	43,022
Marsh & McLennan Cos., Inc.	1,367	290,364
MetLife, Inc.	1,617	132,400
Principal Financial Group, Inc.	592	45,827
Progressive Corp. (The)	1,628	390,085
Prudential Financial, Inc.	992	117,582
Travelers Cos., Inc. (The)	634	152,724
W.R. Berkley Corp.	847	49,566
Willis Towers Watson plc	282	88,334

		2,868,333

Total Financials		18,858,674

Health Care (3.8%)
Biotechnology (0.6%)
AbbVie, Inc.	4,927	875,528
Amgen, Inc.	1,494	389,396
Biogen, Inc.*	407	62,238
Gilead Sciences, Inc.	3,461	319,693
Incyte Corp.*	444	30,667
Moderna, Inc.*	933	38,794
Regeneron Pharmaceuticals, Inc.*	293	208,713
Vertex Pharmaceuticals, Inc.*	717	288,736

		2,213,765

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	4,821	545,303
Align Technology, Inc.*	196	40,868
Baxter International, Inc.	1,375	40,095
Becton Dickinson & Co.	803	182,177
Boston Scientific Corp.*	4,093	365,587
Cooper Cos., Inc. (The)*	556	51,113
Dexcom, Inc.*	1,086	84,458
Edwards Lifesciences Corp.*	1,639	121,335
GE HealthCare Technologies, Inc.	1,261	98,585
Hologic, Inc.*	653	47,075
IDEXX Laboratories, Inc.*	229	94,678
Insulet Corp.*	195	50,909
Intuitive Surgical, Inc.*	989	516,219
Medtronic plc	3,565	284,772
ResMed, Inc.	409	93,534
Solventum Corp.*	373	24,640
STERIS plc	276	56,735
Stryker Corp.	954	343,488
Teleflex, Inc.	132	23,493
Zimmer Biomet Holdings, Inc.	553	58,413

		3,123,477

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	681	80,542
Cencora, Inc.	485	108,970
Centene Corp.*	1,403	84,994
Cigna Group (The)	773	213,456
CVS Health Corp.	3,497	156,980
DaVita, Inc.*	128	19,142
Elevance Health, Inc.	645	237,941
HCA Healthcare, Inc.	507	152,176
Henry Schein, Inc.*	349	24,151
Humana, Inc.	337	85,500
Labcorp Holdings, Inc.	236	54,120
McKesson Corp.	353	201,178
Molina Healthcare, Inc.*	159	46,277
Quest Diagnostics, Inc.	311	46,917
UnitedHealth Group, Inc.	2,563	1,296,519
Universal Health Services, Inc., Class B	167	29,963

		2,838,826

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	799	107,338
Bio-Techne Corp.	419	30,181
Charles River Laboratories International, Inc.*	143	26,398
Danaher Corp.	1,787	410,206
IQVIA Holdings, Inc.*	481	94,521
Mettler-Toledo International, Inc.*	59	72,197
Revvity, Inc.	338	37,724
Thermo Fisher Scientific, Inc.	1,063	553,004
Waters Corp.*	166	61,583
West Pharmaceutical Services, Inc.	201	65,839

		1,458,991

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	5,635	318,715
Eli Lilly and Co.	2,196	1,695,312
Johnson & Johnson	6,711	970,545
Merck & Co., Inc.	7,032	699,543
Pfizer, Inc.	15,751	417,874

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Viatris, Inc.	3,315	$41,272
Zoetis, Inc.	1,259	205,129

		4,348,390

Total Health Care		13,983,449

Industrials (3.1%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	198	117,675
Boeing Co. (The)*	2,078	367,806
General Dynamics Corp.	717	188,922
General Electric Co.	3,008	501,704
Howmet Aerospace, Inc.	1,134	124,026
Huntington Ingalls Industries, Inc.	108	20,409
L3Harris Technologies, Inc.	527	110,817
Lockheed Martin Corp.	586	284,761
Northrop Grumman Corp.	382	179,269
RTX Corp.	3,697	427,817
Textron, Inc.	521	39,851
TransDigm Group, Inc.	156	197,696

		2,560,753

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	328	33,889
Expeditors International of Washington, Inc.	395	43,754
FedEx Corp.	626	176,113
United Parcel Service, Inc., Class B	2,040	257,244

		511,000

Building Products (0.2%)
A.O. Smith Corp.	338	23,055
Allegion plc	242	31,625
Builders FirstSource, Inc.*	324	46,309
Carrier Global Corp.	2,319	158,295
Johnson Controls International plc	1,857	146,573
Lennox International, Inc.	89	54,228
Masco Corp.	600	43,542
Trane Technologies plc	627	231,582

		735,209

Commercial Services & Supplies (0.2%)
Cintas Corp.	952	173,931
Copart, Inc.*	2,447	140,433
Republic Services, Inc.	567	114,069
Rollins, Inc.	786	36,431
Veralto Corp.	687	69,971
Waste Management, Inc.	1,015	204,817

		739,652

Construction & Engineering (0.0%)†
Quanta Services, Inc.	409	129,265

Electrical Equipment (0.3%)
AMETEK, Inc.	646	116,448
Eaton Corp. plc	1,099	364,725
Emerson Electric Co.	1,585	196,429
GE Vernova, Inc.	767	252,289
Generac Holdings, Inc.*	170	26,359
Hubbell, Inc., Class B	150	62,833
Rockwell Automation, Inc.	315	90,024

		1,109,107

Ground Transportation (0.3%)
CSX Corp.	5,389	173,903
JB Hunt Transport Services, Inc.	221	37,716
Norfolk Southern Corp.	628	147,391
Old Dominion Freight Line, Inc.	524	92,434
Uber Technologies, Inc.*	5,840	352,269
Union Pacific Corp.	1,685	384,247

		1,187,960

Industrial Conglomerates (0.2%)
3M Co.	1,514	195,442
Honeywell International, Inc.	1,810	408,861

		604,303

Machinery (0.6%)
Caterpillar, Inc.	1,342	486,824
Cummins, Inc.	383	133,514
Deere & Co.	707	299,556
Dover Corp.	384	72,038
Fortive Corp.	974	73,050
IDEX Corp.	212	44,370
Illinois Tool Works, Inc.	747	189,409
Ingersoll Rand, Inc.	1,128	102,039
Nordson Corp.	152	31,804
Otis Worldwide Corp.	1,113	103,075
PACCAR, Inc.	1,457	151,557
Parker-Hannifin Corp.	357	227,063
Pentair plc	464	46,697
Snap-on, Inc.	147	49,904
Stanley Black & Decker, Inc.	429	34,444
Westinghouse Air Brake Technologies Corp.	478	90,624
Xylem, Inc.	678	78,662

		2,214,630

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,782	107,811
Southwest Airlines Co.	1,674	56,280
United Airlines Holdings, Inc.*	920	89,332

		253,423

Professional Services (0.3%)
Automatic Data Processing, Inc.	1,133	331,663
Broadridge Financial Solutions, Inc.	324	73,253
Dayforce, Inc.*	442	32,107
Equifax, Inc.	346	88,178
Jacobs Solutions, Inc.	348	46,500
Leidos Holdings, Inc.	371	53,446
Paychex, Inc.	896	125,637
Paycom Software, Inc.	135	27,671
Verisk Analytics, Inc.	393	108,244

		886,699

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,601	115,128
United Rentals, Inc.	182	128,208
W.W. Grainger, Inc.	123	129,648

		372,984

Total Industrials		11,304,985

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Information Technology (12.3%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,860	$316,116
Cisco Systems, Inc.	11,080	655,936
F5, Inc.*	162	40,738
Juniper Networks, Inc.	909	34,042
Motorola Solutions, Inc.	464	214,475

		1,261,307

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,347	232,449
CDW Corp.	371	64,569
Corning, Inc.	2,156	102,453
Jabil, Inc.	315	45,328
Keysight Technologies, Inc.*	482	77,424
TE Connectivity plc	832	118,951
Teledyne Technologies, Inc.*	130	60,337
Trimble, Inc.*	683	48,261
Zebra Technologies Corp., Class A*	143	55,229

		805,001

IT Services (0.4%)
Accenture plc, Class A	1,737	611,059
Akamai Technologies, Inc.*	426	40,747
Cognizant Technology Solutions Corp., Class A	1,378	105,968
EPAM Systems, Inc.*	158	36,943
Gartner, Inc.*	214	103,677
GoDaddy, Inc., Class A*	394	77,764
International Business Machines Corp.	2,579	566,941
VeriSign, Inc.*	233	48,222

		1,591,321

Semiconductors & Semiconductor Equipment (4.3%)
Advanced Micro Devices, Inc.*	4,510	544,763
Analog Devices, Inc.	1,379	292,982
Applied Materials, Inc.	2,292	372,748
Broadcom, Inc.	13,009	3,016,007
Enphase Energy, Inc.*	381	26,167
First Solar, Inc.*	290	51,110
Intel Corp.	11,994	240,480
KLA Corp.	372	234,405
Lam Research Corp.	3,577	258,367
Microchip Technology, Inc.	1,491	85,509
Micron Technology, Inc.	3,082	259,381
Monolithic Power Systems, Inc.	136	80,471
NVIDIA Corp.	68,343	9,177,781
NXP Semiconductors NV	708	147,158
ON Semiconductor Corp.*	1,191	75,092
QUALCOMM, Inc.	3,088	474,378
Skyworks Solutions, Inc.	448	39,729
Teradyne, Inc.	452	56,916
Texas Instruments, Inc.	2,536	475,525

		15,908,969

Software (4.0%)
Adobe, Inc.*	1,224	544,288
ANSYS, Inc.*	244	82,309
Autodesk, Inc.*	598	176,751
Cadence Design Systems, Inc.*	761	228,650
Crowdstrike Holdings, Inc., Class A*	642	219,667
Fair Isaac Corp.*	68	135,383
Fortinet, Inc.*	1,773	167,513
Gen Digital, Inc.	1,506	41,234
Intuit, Inc.	779	489,602
Microsoft Corp.	20,715	8,731,372
Oracle Corp.	4,480	746,547
Palantir Technologies, Inc., Class A*	5,698	430,940
Palo Alto Networks, Inc.*	1,827	332,441
PTC, Inc.*	335	61,596
Roper Technologies, Inc.	299	155,435
Salesforce, Inc.	2,665	890,989
ServiceNow, Inc.*	573	607,449
Synopsys, Inc.*	427	207,249
Tyler Technologies, Inc.*	118	68,044
Workday, Inc., Class A*	592	152,754

		14,470,213

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	42,114	10,546,188
Dell Technologies, Inc., Class C	854	98,415
Hewlett Packard Enterprise Co.	3,636	77,629
HP, Inc.	2,679	87,416
NetApp, Inc.	577	66,978
Seagate Technology Holdings plc	584	50,405
Super Micro Computer, Inc. (x)*	1,400	42,672
Western Digital Corp.*	913	54,442

		11,024,145

Total Information Technology		45,060,956

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	618	179,245
Albemarle Corp. (x)	327	28,148
Celanese Corp.	281	19,448
CF Industries Holdings, Inc.	484	41,295
Corteva, Inc.	1,924	109,591
Dow, Inc.	1,962	78,735
DuPont de Nemours, Inc.	1,169	89,136
Eastman Chemical Co.	329	30,044
Ecolab, Inc.	704	164,961
FMC Corp.	349	16,965
International Flavors & Fragrances, Inc.	714	60,369
Linde plc	1,324	554,319
LyondellBasell Industries NV, Class A	721	53,549
Mosaic Co. (The)	899	22,097
PPG Industries, Inc.	646	77,165
Sherwin-Williams Co. (The)	645	219,255

		1,744,322

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	170	87,805
Vulcan Materials Co.	370	95,175

		182,980

Containers & Packaging (0.1%)
Amcor plc	4,043	38,045
Avery Dennison Corp.	225	42,104
Ball Corp.	830	45,758
International Paper Co.	978	52,636
Packaging Corp. of America	248	55,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Smurfit WestRock plc	1,371	$73,842

		308,217

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,994	152,091
Newmont Corp.	3,189	118,695
Nucor Corp.	660	77,029
Steel Dynamics, Inc.	399	45,514

		393,329

Total Materials		2,628,848

Real Estate (0.8%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	433	42,239
Healthpeak Properties, Inc. (REIT)	1,968	39,891
Ventas, Inc. (REIT)	1,132	66,664
Welltower, Inc. (REIT)	1,649	207,823

		356,617

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,972	34,549

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,574	272,072

Office REITs (0.0%)†
BXP, Inc. (REIT)	404	30,041

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	837	109,890
CoStar Group, Inc.*	1,142	81,756

		191,646

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	397	87,328
Camden Property Trust (REIT)	296	34,348
Equity Residential (REIT)	948	68,028
Essex Property Trust, Inc. (REIT)	179	51,094
Invitation Homes, Inc. (REIT)	1,584	50,641
Mid-America Apartment Communities, Inc. (REIT)	325	50,235
UDR, Inc. (REIT)	847	36,768

		378,442

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	209	23,397
Kimco Realty Corp. (REIT)	1,867	43,744
Realty Income Corp. (REIT)	2,421	129,306
Regency Centers Corp. (REIT)	460	34,008
Simon Property Group, Inc. (REIT)	852	146,723

		377,178

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,298	238,066
Crown Castle, Inc. (REIT)	1,208	109,638
Digital Realty Trust, Inc. (REIT)	855	151,617
Equinix, Inc. (REIT)	269	253,637
Extra Space Storage, Inc. (REIT)	592	88,563
Iron Mountain, Inc. (REIT)	815	85,665
Public Storage (REIT)	438	131,155
SBA Communications Corp. (REIT)	301	61,344
VICI Properties, Inc. (REIT), Class A	2,918	85,235
Weyerhaeuser Co. (REIT)	2,039	57,398

		1,262,318

Total Real Estate		2,902,863

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	717	42,403
American Electric Power Co., Inc.	1,474	135,947
Constellation Energy Corp.	871	194,851
Duke Energy Corp.	2,146	231,210
Edison International	1,076	85,908
Entergy Corp.	1,196	90,681
Evergy, Inc.	640	39,392
Eversource Energy	985	56,568
Exelon Corp.	2,797	105,279
FirstEnergy Corp.	1,433	57,005
NextEra Energy, Inc.	5,711	409,422
NRG Energy, Inc.	563	50,794
PG&E Corp.	5,977	120,616
Pinnacle West Capital Corp.	317	26,872
PPL Corp.	2,063	66,965
Southern Co. (The)	3,039	250,170
Xcel Energy, Inc.	1,594	107,627

		2,071,710

Gas Utilities (0.0%)†
Atmos Energy Corp.	422	58,772

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	1,988	25,586
Vistra Corp.	946	130,425

		156,011

Multi-Utilities (0.2%)
Ameren Corp.	746	66,499
CenterPoint Energy, Inc.	1,789	56,765
CMS Energy Corp.	835	55,653
Consolidated Edison, Inc.	967	86,285
Dominion Energy, Inc.	2,344	126,248
DTE Energy Co.	579	69,914
NiSource, Inc.	1,254	46,097
Public Service Enterprise Group, Inc.	1,393	117,695
Sempra	1,760	154,387
WEC Energy Group, Inc.	883	83,037

		862,580

Water Utilities (0.0%)†
American Water Works Co., Inc.	545	67,847

Total Utilities		3,216,920

Total Common Stocks (37.7%) (Cost $87,994,747)		138,630,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (39.5%)
Communication Services (3.4%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc. 4.300%, 2/15/30	$500,000	$483,528
2.750%, 6/1/31 (x)	300,000	260,861
2.250%, 2/1/32	402,000	331,964
2.550%, 12/1/33	406,000	327,105
5.400%, 2/15/34	386,000	386,850
British Telecommunications plc 9.625%, 12/15/30 (e)	175,000	211,444
Deutsche Telekom International Finance BV 8.750%, 6/15/30 (e)	300,000	347,878
Orange SA 9.000%, 3/1/31 (e)	297,000	353,334
Sprint Capital Corp. 8.750%, 3/15/32	200,000	238,793
Verizon Communications, Inc. 3.150%, 3/22/30	125,000	114,334
2.550%, 3/21/31	437,000	376,007
2.355%, 3/15/32	550,000	455,354
4.500%, 8/10/33 (x)	409,000	384,524
6.400%, 9/15/33	298,000	321,127

		4,593,103

Entertainment (0.5%)
Netflix, Inc. 4.900%, 8/15/34	600,000	587,579
Walt Disney Co. (The) 2.650%, 1/13/31	400,000	353,397
Warnermedia Holdings, Inc. 4.279%, 3/15/32	1,000,000	881,945

		1,822,921

Interactive Media & Services (0.3%)
Alphabet, Inc. 1.100%, 8/15/30	478,000	397,303
Meta Platforms, Inc. 3.850%, 8/15/32	500,000	465,599
4.750%, 8/15/34	214,000	208,003

		1,070,905

Media (0.6%)
Charter Communications Operating LLC 2.800%, 4/1/31	375,000	315,138
6.550%, 6/1/34	273,000	280,180
Comcast Corp. 3.400%, 4/1/30	525,000	486,002
4.250%, 10/15/30	200,000	192,839
4.250%, 1/15/33	690,000	643,288
Paramount Global 7.875%, 7/30/30	100,000	107,853
4.950%, 1/15/31	250,000	233,323

		2,258,623

Wireless Telecommunication Services (0.7%)
T-Mobile USA, Inc. 3.875%, 4/15/30	1,320,000	1,241,905
2.550%, 2/15/31	970,000	832,790
3.500%, 4/15/31	361,000	327,253
5.150%, 4/15/34	276,000	271,088

		2,673,036

Total Communication Services		12,418,588

Consumer Discretionary (1.4%)
Automobiles (0.2%)
General Motors Co. 5.600%, 10/15/32	500,000	503,189

Broadline Retail (0.3%)
Amazon.com, Inc. 2.100%, 5/12/31	452,000	386,103
3.600%, 4/13/32	300,000	277,124
4.700%, 12/1/32	225,000	223,451
eBay, Inc. 2.700%, 3/11/30	353,000	315,559

		1,202,237

Hotels, Restaurants & Leisure (0.2%)
Marriott International, Inc.
Series FF 4.625%, 6/15/30	334,000	327,034
McDonald’s Corp. 2.125%, 3/1/30	150,000	130,787
3.600%, 7/1/30	200,000	187,446
Starbucks Corp. 2.550%, 11/15/30	250,000	218,853

		864,120

Specialty Retail (0.7%)
AutoZone, Inc. 4.000%, 4/15/30	315,000	299,704
Home Depot, Inc. (The) 2.700%, 4/15/30	200,000	179,918
4.850%, 6/25/31	355,000	354,426
3.250%, 4/15/32	270,000	241,199
4.950%, 6/25/34	408,000	402,085
Lowe’s Cos., Inc. 1.700%, 10/15/30	175,000	146,076
2.625%, 4/1/31 (x)	390,000	338,610
3.750%, 4/1/32	300,000	274,419
5.150%, 7/1/33	321,000	319,147

		2,555,584

Total Consumer Discretionary		5,125,130

Consumer Staples (2.7%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 6/1/30	300,000	280,857
4.900%, 1/23/31	140,000	139,945
Coca-Cola Co. (The)
1.650%, 6/1/30	250,000	212,873
1.375%, 3/15/31 (x)	320,000	262,060
5.000%, 5/13/34	365,000	364,572
Constellation Brands, Inc.
2.250%, 8/1/31	250,000	207,910
Diageo Capital plc
5.625%, 10/5/33	312,000	319,829
Keurig Dr Pepper, Inc.
2.250%, 3/15/31	200,000	168,909
PepsiCo, Inc.
2.750%, 3/19/30	350,000	318,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
3.900%, 7/18/32	$400,000	$373,696

		2,648,739

Consumer Staples Distribution & Retail (0.7%)
Dollar General Corp.
5.450%, 7/5/33 (x)	233,000	228,730
Kroger Co. (The)
2.200%, 5/1/30	326,000	282,111
5.000%, 9/15/34	366,000	354,345
Sysco Corp.
2.400%, 2/15/30	100,000	87,978
Target Corp.
4.500%, 9/15/32 (x)	500,000	482,442
Walmart, Inc.
1.800%, 9/22/31	480,000	400,422
4.100%, 4/15/33 (x)	675,000	642,302

		2,478,330

Food Products (0.4%)
Archer-Daniels-Midland Co.
3.250%, 3/27/30	315,000	289,904
General Mills, Inc.
2.875%, 4/15/30	200,000	179,537
JBS USA Holding Lux Sarl
5.750%, 4/1/33	146,000	145,464
6.750%, 3/15/34	264,000	279,746
Mondelez International, Inc.
2.750%, 4/13/30	280,000	250,378
Pilgrim’s Pride Corp.
6.250%, 7/1/33	179,000	181,671
Unilever Capital Corp.
5.900%, 11/15/32 (x)	100,000	106,157

		1,432,857

Household Products (0.3%)
Kimberly-Clark Corp.
2.000%, 11/2/31	436,000	366,148
Procter & Gamble Co. (The)
3.000%, 3/25/30	445,000	409,788
1.200%, 10/29/30 (x)	200,000	164,352

		940,288

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
4.650%, 5/15/33	248,000	236,637
Haleon US Capital LLC
3.625%, 3/24/32	361,000	326,578

		563,215

Tobacco (0.5%)
Altria Group, Inc.
2.450%, 2/4/32	320,000	262,917
6.875%, 11/1/33 (x)	241,000	261,105
BAT Capital Corp.
2.726%, 3/25/31	540,000	465,602
Philip Morris International, Inc.
2.100%, 5/1/30	250,000	215,826
5.750%, 11/17/32	350,000	359,000
5.375%, 2/15/33	200,000	200,328
5.250%, 2/13/34	274,000	270,764

		2,035,542

Total Consumer Staples		10,098,971

Energy (3.6%)
Oil, Gas & Consumable Fuels (3.6%)
BP Capital Markets America, Inc.
3.633%, 4/6/30	100,000	94,106
1.749%, 8/10/30	155,000	130,919
2.721%, 1/12/32	420,000	358,796
4.812%, 2/13/33	350,000	337,382
Burlington Resources LLC
7.200%, 8/15/31	100,000	110,513
Cheniere Energy Partners LP
4.500%, 10/1/29	419,000	405,424
Chevron Corp.
2.236%, 5/11/30	220,000	193,171
ConocoPhillips Co.
5.050%, 9/15/33	332,000	327,952
Devon Energy Corp.
7.875%, 9/30/31	165,000	185,676
Diamondback Energy, Inc.
6.250%, 3/15/33	224,000	232,870
Enbridge, Inc.
5.700%, 3/8/33	300,000	302,213
Energy Transfer LP
3.750%, 5/15/30	380,000	353,492
5.750%, 2/15/33	326,000	329,385
6.550%, 12/1/33	298,000	315,654
5.550%, 5/15/34	281,000	278,253
5.600%, 9/1/34	421,000	418,331
Enterprise Products Operating LLC
2.800%, 1/31/30	300,000	270,340
5.350%, 1/31/33	100,000	100,590
Series D 6.875%, 3/1/33	100,000	109,936
EQT Corp.
5.750%, 2/1/34	661,000	655,670
Exxon Mobil Corp.
3.482%, 3/19/30	350,000	328,356
2.610%, 10/15/30	325,000	288,412
Hess Corp.
7.300%, 8/15/31	210,000	232,989
Kinder Morgan Energy Partners LP
7.300%, 8/15/33	287,000	319,041
Kinder Morgan, Inc.
2.000%, 2/15/31	100,000	83,431
7.750%, 1/15/32	100,000	113,571
4.800%, 2/1/33	250,000	237,209
5.200%, 6/1/33 (x)	200,000	194,746
5.400%, 2/1/34	272,000	268,966
MPLX LP
2.650%, 8/15/30	225,000	196,671
4.950%, 9/1/32	300,000	288,967
5.500%, 6/1/34	408,000	403,340
Occidental Petroleum Corp.
6.625%, 9/1/30	250,000	261,363
6.125%, 1/1/31	625,000	638,143
ONEOK, Inc.
3.100%, 3/15/30	125,000	113,071
6.350%, 1/15/31	350,000	367,824
6.100%, 11/15/32	100,000	103,536
Phillips 66 Co.
5.300%, 6/30/33	384,000	379,739
Pioneer Natural Resources Co.
2.150%, 1/15/31	298,000	252,466

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Sabine Pass Liquefaction LLC 4.500%, 5/15/30 (x)	$200,000	$193,348
Shell Finance US, Inc. 2.375%, 11/7/29	240,000	214,732
2.750%, 4/6/30	200,000	180,114
Targa Resources Partners LP 4.875%, 2/1/31	400,000	385,309
4.000%, 1/15/32	200,000	181,651
TotalEnergies Capital International SA 2.829%, 1/10/30	205,000	186,495
TransCanada PipeLines Ltd. 4.100%, 4/15/30	180,000	170,564
Valero Energy Corp. 2.800%, 12/1/31	200,000	170,268
7.500%, 4/15/32	50,000	56,011
Williams Cos., Inc. (The) 2.600%, 3/15/31	450,000	387,883
4.650%, 8/15/32	350,000	332,318
5.650%, 3/15/33	100,000	100,665

Total Energy		13,141,872

Financials (13.7%)
Banks (7.2%)
Banco Santander SA 2.749%, 12/3/30	200,000	169,006
2.958%, 3/25/31	200,000	174,101
6.921%, 8/8/33	400,000	420,401
Bank of America Corp. (SOFR + 1.53%), 1.898%, 7/23/31 (k)	200,000	168,154
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	1,100,000	945,778
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	404,000	340,408
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	950,690
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	504,000	494,062
(SOFR + 1.91%), 5.288%, 4/25/34 (k)	500,000	495,117
(SOFR + 1.84%), 5.872%, 9/15/34 (k)	263,000	270,695
(SOFR + 1.65%), 5.468%, 1/23/35 (k)	396,000	397,617
(SOFR + 1.91%), 5.425%, 8/15/35 (k)	289,000	281,455
Bank of Nova Scotia (The) 4.850%, 2/1/30	327,000	323,598
Barclays plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31 (k)	250,000	216,415
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)	600,000	660,476
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	200,000	205,201
(SOFR + 2.62%), 6.692%, 9/13/34 (k)	252,000	266,539
Citibank NA 5.570%, 4/30/34	394,000	398,403
Citigroup, Inc. (SOFR + 3.91%), 4.412%, 3/31/31 (k)	850,000	815,017
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	850,000	741,330
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	250,000	214,577
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	700,000	628,825
(SOFR + 2.34%), 6.270%, 11/17/33 (k)	300,000	314,113
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	250,000	254,725
HSBC Holdings plc (SOFR + 1.19%), 2.804%, 5/24/32 (k)	1,200,000	1,019,081
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	600,000	591,772
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	200,000	207,611
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	249,000	270,094
Huntington Bancshares, Inc. (United States SOFR Compounded Index + 1.87%), 5.709%, 2/2/35 (k)	403,000	403,263
JPMorgan Chase & Co. (CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)	312,000	278,435
(SOFR + 1.07%), 1.953%, 2/4/32 (k)	518,000	428,760
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	800,000	684,832
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	351,000	335,853
(SOFR + 1.81%), 6.254%, 10/23/34 (k)	315,000	333,318
(SOFR + 1.62%), 5.336%, 1/23/35 (k)(x)	553,000	549,077
(SOFR + 1.49%), 5.766%, 4/22/35 (k)	650,000	665,437
(SOFR + 1.46%), 5.294%, 7/22/35 (k)	784,000	775,823
KeyBank NA 5.000%, 1/26/33	300,000	287,213
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33 (k)	200,000	192,163
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)	261,000	260,162
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	396,242
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.426%, 4/17/35 (k)	485,000	485,343

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Mizuho Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34 (k)	$500,000	$509,524
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35 (k)	388,000	390,240
PNC Financial Services Group, Inc. (The) 2.550%, 1/22/30	270,000	239,285
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33 (k)	200,000	206,809
(SOFR + 1.93%), 5.068%, 1/24/34 (k)	300,000	291,911
(SOFR + 2.28%), 6.875%, 10/20/34 (k)	367,000	400,621
Royal Bank of Canada 5.000%, 2/1/33	250,000	245,479
5.150%, 2/1/34	425,000	419,909
Sumitomo Mitsui Financial Group, Inc. 2.130%, 7/8/30	200,000	170,858
5.424%, 7/9/31	414,000	417,231
5.766%, 1/13/33	200,000	205,698
Toronto-Dominion Bank (The) 3.200%, 3/10/32	372,000	325,788
Truist Financial Corp. (SOFR + 2.24%), 4.916%, 7/28/33 (k)	350,000	330,714
(SOFR + 2.36%), 5.867%, 6/8/34 (k)	300,000	305,804
US Bancorp 1.375%, 7/22/30	200,000	165,085
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	335,123
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	150,000	153,242
(SOFR + 1.60%), 4.839%, 2/1/34 (k)	200,000	190,886
(SOFR + 2.26%), 5.836%, 6/12/34 (k)(x)	200,000	203,730
(SOFR + 1.86%), 5.678%, 1/23/35 (k)	193,000	194,457
Wells Fargo & Co. (SOFR + 2.10%), 4.897%, 7/25/33 (k)	902,000	869,489
(SOFR + 1.99%), 5.557%, 7/25/34 (k)	458,000	457,403
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	375,000	398,375
(SOFR + 1.78%), 5.499%, 1/23/35 (k)	269,000	267,161
Westpac Banking Corp. 2.650%, 1/16/30	200,000	180,227
2.150%, 6/3/31	150,000	127,028

		26,313,259

Capital Markets (3.2%)
Bank of New York Mellon Corp. (The) 1.800%, 7/28/31	250,000	205,860
(United States SOFR Compounded Index + 2.07%), 5.834%, 10/25/33 (k)(x)	200,000	206,948
Series J (SOFR + 1.61%), 4.967%, 4/26/34 (k)(x)	200,000	197,734
Blackrock, Inc. 1.900%, 1/28/31	173,000	146,026
4.750%, 5/25/33	200,000	195,438
Brookfield Capital Finance LLC 6.087%, 6/14/33	200,000	206,407
Charles Schwab Corp. (The)
(SOFR + 2.50%), 5.853%, 5/19/34 (k)(x)	406,000	417,817
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	381,000	400,011
Deutsche Bank AG (SOFR + 3.04%), 3.547%, 9/18/31 (k)	500,000	447,995
Goldman Sachs Group, Inc. (The) 2.600%, 2/7/30	440,000	389,392
3.800%, 3/15/30	450,000	421,244
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	200,000	170,509
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	650,000	542,186
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	403,000	340,079
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	200,000	172,128
(SOFR + 1.55%), 5.851%, 4/25/35 (k)	391,000	397,982
(SOFR + 1.55%), 5.330%, 7/23/35 (k)	716,000	701,554
Intercontinental Exchange, Inc. 4.600%, 3/15/33	300,000	287,020
Jefferies Financial Group, Inc. 6.200%, 4/14/34	322,000	331,514
Morgan Stanley (SOFR + 1.14%), 2.699%, 1/22/31 (k)	600,000	532,823
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	700,000	650,256
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	800,000	662,594
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	500,000	528,495
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	250,000	245,953
(SOFR + 1.58%), 5.831%, 4/19/35 (k)	1,291,000	1,314,978
Nasdaq, Inc. 5.550%, 2/15/34	383,000	386,332
Nomura Holdings, Inc. 3.103%, 1/16/30	400,000	360,925
S&P Global, Inc. 2.900%, 3/1/32	450,000	392,054
State Street Corp. 2.400%, 1/24/30 (x)	454,000	403,840
(SOFR + 1.73%), 4.164%, 8/4/33 (k)	200,000	186,365

		11,842,459

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Consumer Finance (2.3%)
AerCap Ireland Capital DAC 3.300%, 1/30/32	$500,000	$434,739
4.950%, 9/10/34	794,000	755,400
Ally Financial, Inc. 8.000%, 11/1/31	195,000	214,906
American Express Co. (SOFR + 2.26%), 4.989%, 5/26/33 (k)	416,000	405,041
(SOFR + 1.84%), 5.043%, 5/1/34 (k)	545,000	535,825
(SOFR + 1.63%), 5.915%, 4/25/35 (k)	326,000	332,260
(SOFR + 1.42%), 5.284%, 7/26/35 (k)	209,000	206,616
American Honda Finance Corp. 5.050%, 7/10/31	257,000	253,840
Capital One Financial Corp. (SOFR + 3.07%), 7.624%, 10/30/31 (k)	248,000	273,232
(SOFR + 2.37%), 5.268%, 5/10/33 (k)(x)	488,000	475,311
(SOFR + 2.86%), 6.377%, 6/8/34 (k)	200,000	207,402
Ford Motor Credit Co. LLC 4.000%, 11/13/30	312,000	281,767
6.050%, 3/5/31	750,000	749,235
7.122%, 11/7/33	256,000	267,930
6.125%, 3/8/34	401,000	393,180
General Motors Financial Co., Inc. 3.600%, 6/21/30	400,000	366,163
5.750%, 2/8/31	400,000	406,480
5.950%, 4/4/34	339,000	339,806
John Deere Capital Corp. 1.450%, 1/15/31	360,000	296,190
5.100%, 4/11/34	400,000	398,945
Toyota Motor Credit Corp. 3.375%, 4/1/30	490,000	453,899
5.550%, 11/20/30 (x)	342,000	351,693

		8,399,860

Financial Services (0.4%)
Fiserv, Inc. 5.450%, 3/15/34	429,000	428,808
Global Payments, Inc. 5.300%, 8/15/29	303,000	303,141
Mastercard, Inc. 3.350%, 3/26/30	200,000	186,824
4.850%, 3/9/33	194,000	192,178
PayPal Holdings, Inc. 2.850%, 10/1/29	209,000	190,897
Visa, Inc. 1.100%, 2/15/31 (x)	363,000	292,471

		1,594,319

Insurance (0.6%)
Allstate Corp. (The) 5.350%, 6/1/33	253,000	253,412
Aon Corp. 2.800%, 5/15/30	350,000	310,965
Aon North America, Inc. 5.450%, 3/1/34	193,000	192,166
Athene Holding Ltd. 5.875%, 1/15/34	249,000	252,417
Chubb INA Holdings LLC 1.375%, 9/15/30	335,000	277,345
5.000%, 3/15/34	287,000	283,131
MetLife, Inc. 4.550%, 3/23/30	224,000	220,845
Progressive Corp. (The) 3.200%, 3/26/30	196,000	180,873
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	301,000	299,495

		2,270,649

Total Financials		50,420,546

Health Care (4.2%)
Biotechnology (0.7%)
AbbVie, Inc. 4.950%, 3/15/31	240,000	239,792
5.050%, 3/15/34	805,000	794,748
Amgen, Inc. 5.250%, 3/2/30	300,000	302,525
2.300%, 2/25/31 (x)	500,000	425,352
5.250%, 3/2/33	600,000	595,314
Gilead Sciences, Inc. 5.250%, 10/15/33	125,000	125,208

		2,482,939

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc. 2.539%, 2/1/32 (x)	280,000	233,152
Becton Dickinson & Co. 1.957%, 2/11/31	50,000	41,571
5.110%, 2/8/34	354,000	348,047
GE HealthCare Technologies, Inc. 5.905%, 11/22/32 (x)	275,000	285,777

		908,547

Health Care Providers & Services (2.0%)
Centene Corp. 4.625%, 12/15/29	330,000	310,827
3.000%, 10/15/30	700,000	605,570
2.500%, 3/1/31	700,000	576,443
Cigna Group (The) 5.400%, 3/15/33	250,000	248,915
5.250%, 2/15/34	360,000	352,455
CVS Health Corp. 1.875%, 2/28/31	453,000	365,009
5.250%, 2/21/33	293,000	280,537
5.700%, 6/1/34 (x)	273,000	268,600
Elevance Health, Inc. 2.550%, 3/15/31	200,000	171,190
4.100%, 5/15/32	360,000	332,559
HCA, Inc. 3.500%, 9/1/30	530,000	480,740
3.625%, 3/15/32	300,000	263,869
5.600%, 4/1/34	436,000	428,899
Humana, Inc. 5.875%, 3/1/33	200,000	200,543
Laboratory Corp. of America Holdings 4.800%, 10/1/34	675,000	637,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Quest Diagnostics, Inc. 6.400%, 11/30/33	$269,000	$287,896
UnitedHealth Group, Inc. 5.300%, 2/15/30	200,000	202,980
2.300%, 5/15/31	375,000	318,585
4.200%, 5/15/32	400,000	376,100
5.350%, 2/15/33	250,000	250,715
4.500%, 4/15/33	125,000	118,392
5.000%, 4/15/34	346,000	337,323

		7,416,092

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc. 2.300%, 3/12/31	155,000	131,190
Thermo Fisher Scientific, Inc. 5.086%, 8/10/33	350,000	347,600

		478,790

Pharmaceuticals (1.1%)
Astrazeneca Finance LLC 5.000%, 2/26/34 (x)	285,000	281,178
AstraZeneca plc 1.375%, 8/6/30	375,000	312,023
Bristol-Myers Squibb Co. 5.750%, 2/1/31	341,000	354,542
2.950%, 3/15/32	200,000	173,955
5.900%, 11/15/33 (x)	317,000	333,410
5.200%, 2/22/34	371,000	369,775
Eli Lilly and Co. 4.700%, 2/9/34 (x)	290,000	280,495
Johnson & Johnson 1.300%, 9/1/30	150,000	125,447
Merck & Co., Inc. 2.150%, 12/10/31	520,000	433,589
Pfizer Investment Enterprises Pte. Ltd. 4.650%, 5/19/30	200,000	197,771
4.750%, 5/19/33	550,000	531,697
Pfizer, Inc. 2.625%, 4/1/30	350,000	313,730
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	400,000	344,296

		4,051,908

Total Health Care		15,338,276

Industrials (2.0%)
Aerospace & Defense (0.7%)
Boeing Co. (The)
5.150%, 5/1/30	1,200,000	1,181,848
General Electric Co.
6.750%, 3/15/32	160,000	174,976
L3Harris Technologies, Inc.
5.400%, 7/31/33	329,000	328,153
Lockheed Martin Corp.
5.250%, 1/15/33	281,000	283,458
Northrop Grumman Corp.
4.700%, 3/15/33	300,000	290,941
RTX Corp.
2.250%, 7/1/30	350,000	303,818
1.900%, 9/1/31	100,000	81,586
5.150%, 2/27/33	150,000	148,467

		2,793,247

Air Freight & Logistics (0.1%)
FedEx Corp.
2.400%, 5/15/31 (x)	250,000	213,244
United Parcel Service, Inc.
4.450%, 4/1/30 (x)	200,000	197,713

		410,957

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	300,000	268,238

Commercial Services & Supplies (0.2%)
Republic Services, Inc.
2.300%, 3/1/30	225,000	197,782
Waste Management, Inc.
4.150%, 4/15/32	525,000	495,694

		693,476

Ground Transportation (0.3%)
CSX Corp.
2.400%, 2/15/30	214,000	189,250
Norfolk Southern Corp.
3.000%, 3/15/32	280,000	243,755
Uber Technologies, Inc.
4.800%, 9/15/34	296,000	282,375
Union Pacific Corp.
2.375%, 5/20/31	220,000	189,365
2.800%, 2/14/32	400,000	346,849

		1,251,594

Industrial Conglomerates (0.1%)
Honeywell International, Inc.
1.750%, 9/1/31	100,000	81,795
5.000%, 2/15/33	225,000	222,844

		304,639

Machinery (0.3%)
Cummins, Inc.
5.150%, 2/20/34	257,000	257,262
Deere & Co.
3.100%, 4/15/30	500,000	459,451
Ingersoll Rand, Inc.
5.700%, 8/14/33	320,000	326,932

		1,043,645

Trading Companies & Distributors (0.2%)
Air Lease Corp.
2.875%, 1/15/32	284,000	241,654
GATX Corp.
4.000%, 6/30/30	417,000	393,977

		635,631

Total Industrials		7,401,427

Information Technology (2.7%)
Communications Equipment (0.4%)
Cisco Systems, Inc.
4.950%, 2/26/31	1,287,000	1,289,955
Motorola Solutions, Inc.
5.400%, 4/15/34	336,000	335,849

		1,625,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
IT Services (0.2%)
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	$595,000	$577,767

Semiconductors & Semiconductor Equipment (1.0%)
Broadcom, Inc.
4.150%, 11/15/30	200,000	191,170
2.450%, 2/15/31§	500,000	430,962
4.300%, 11/15/32	150,000	141,173
3.419%, 4/15/33§	400,000	350,169
3.469%, 4/15/34§	582,000	504,022
Intel Corp.
2.450%, 11/15/29	100,000	87,602
3.900%, 3/25/30	175,000	163,491
4.150%, 8/5/32	200,000	181,505
5.200%, 2/10/33	500,000	482,507
Micron Technology, Inc.
5.875%, 2/9/33	329,000	336,467
NVIDIA Corp.
2.000%, 6/15/31	430,000	364,611
QUALCOMM, Inc.
2.150%, 5/20/30	284,000	248,697
Texas Instruments, Inc.
4.900%, 3/14/33	198,000	196,470

		3,678,846

Software (0.7%)
Intuit, Inc.
5.200%, 9/15/33	329,000	329,316
Oracle Corp.
2.950%, 4/1/30	300,000	270,270
2.875%, 3/25/31	300,000	263,341
6.250%, 11/9/32	675,000	713,610
4.700%, 9/27/34	299,000	282,984
Roper Technologies, Inc.
1.750%, 2/15/31	200,000	164,177
Salesforce, Inc.
1.950%, 7/15/31	313,000	262,434
Workday, Inc.
3.800%, 4/1/32	422,000	383,695

		2,669,827

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
1.650%, 5/11/30	557,000	477,887
1.250%, 8/20/30	50,000	41,710
1.650%, 2/8/31	250,000	210,140
Dell International LLC
5.400%, 4/15/34	328,000	327,143
Hewlett Packard Enterprise Co.
4.850%, 10/15/31	368,000	358,743

		1,415,623

Total Information Technology		9,967,867

Materials (0.6%)
Chemicals (0.3%)
Air Products and Chemicals, Inc. 4.750%, 2/8/31	650,000	644,713
Celanese US Holdings LLC 6.600%, 11/15/28 (e)	241,000	246,338
Dow Chemical Co. (The) 2.100%, 11/15/30	200,000	169,368
4.250%, 10/1/34	239,000	216,926

		1,277,345

Metals & Mining (0.3%)
ArcelorMittal SA 6.800%, 11/29/32	317,000	337,893
BHP Billiton Finance USA Ltd. 5.250%, 9/8/33	329,000	329,770
Freeport-McMoRan, Inc. 4.625%, 8/1/30	270,000	260,942
Newmont Corp. 2.250%, 10/1/30	289,000	249,227

		1,177,832

Total Materials		2,455,177

Real Estate (1.7%)
Diversified REITs (0.2%)
Equinix Europe 2 Financing Corp. LLC (REIT) 5.500%, 6/15/34 (x)	356,000	357,411
VICI Properties LP (REIT) 5.125%, 5/15/32	279,000	271,361

		628,772

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT) 3.375%, 8/15/31	200,000	178,887
Welltower OP LLC (REIT) 2.800%, 6/1/31	400,000	348,098

		526,985

Hotel & Resort REITs (0.2%)
Host Hotels & Resorts LP (REIT) 5.700%, 7/1/34	600,000	598,043

Industrial REITs (0.2%)
Prologis LP (REIT) 2.250%, 4/15/30	400,000	349,490
5.125%, 1/15/34 (x)	358,000	352,405

		701,895

Office REITs (0.2%)
Boston Properties LP (REIT) 3.250%, 1/30/31	461,000	405,473
6.500%, 1/15/34 (x)	267,000	279,455

		684,928

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT) 2.050%, 1/15/32	110,000	90,978

Retail REITs (0.1%)
Realty Income Corp. (REIT) 3.250%, 1/15/31 (x)	250,000	225,197
5.625%, 10/13/32	200,000	204,174

		429,371

Specialized REITs (0.7%)
American Tower Corp. (REIT) 1.875%, 10/15/30	290,000	242,507
5.450%, 2/15/34 (x)	418,000	417,824

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Crown Castle, Inc. (REIT) 2.250%, 1/15/31	$250,000	$209,946
2.100%, 4/1/31	260,000	215,309
5.800%, 3/1/34	198,000	201,802
Equinix, Inc. (REIT) 3.200%, 11/18/29	315,000	289,339
3.900%, 4/15/32	150,000	138,025
Extra Space Storage LP (REIT) 2.350%, 3/15/32	368,000	300,674
Public Storage Operating Co. (REIT) 5.100%, 8/1/33	230,000	228,336
Weyerhaeuser Co. (REIT) 7.375%, 3/15/32	206,000	229,145

		2,472,907

Total Real Estate		6,133,879

Utilities (3.5%)
Electric Utilities (2.5%)
American Electric Power Co., Inc. 2.300%, 3/1/30	190,000	164,872
5.625%, 3/1/33 (x)	300,000	302,087
Appalachian Power Co.
Series AA 2.700%, 4/1/31	200,000	172,786
CenterPoint Energy Houston Electric LLC 5.150%, 3/1/34	260,000	256,625
DTE Electric Co. 5.200%, 3/1/34	271,000	269,518
Duke Energy Corp. 2.450%, 6/1/30	455,000	398,236
2.550%, 6/15/31 (x)	400,000	341,820
4.500%, 8/15/32 (x)	980,000	932,627
5.450%, 6/15/34	242,000	241,550
Entergy Corp. 2.800%, 6/15/30	540,000	479,685
Eversource Energy
Series R 1.650%, 8/15/30	400,000	331,959
Exelon Corp. 4.050%, 4/15/30 (x)	150,000	142,593
3.350%, 3/15/32	250,000	221,042
Georgia Power Co. 4.700%, 5/15/32	400,000	389,724
NextEra Energy Capital Holdings, Inc. 2.250%, 6/1/30	830,000	716,462
5.050%, 2/28/33	200,000	195,868
5.250%, 3/15/34	720,000	712,136
Pacific Gas and Electric Co. 4.550%, 7/1/30	575,000	556,606
2.500%, 2/1/31	200,000	170,973
6.950%, 3/15/34	239,000	263,001
5.800%, 5/15/34	403,000	411,718
PPL Electric Utilities Corp. 4.850%, 2/15/34	395,000	383,894
Public Service Electric & Gas Co. 1.900%, 8/15/31	150,000	123,278
Southern California Edison Co. 2.250%, 6/1/30	200,000	173,351
5.950%, 11/1/32	150,000	156,272
Southern Co. (The)
Series A 3.700%, 4/30/30	285,000	266,865
Xcel Energy, Inc. 2.600%, 12/1/29	350,000	312,000

		9,087,548

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp. 5.400%, 3/1/33	100,000	100,221
5.400%, 7/1/34	277,000	276,288

		376,509

Multi-Utilities (0.9%)
Ameren Corp. 3.500%, 1/15/31	250,000	227,915
Berkshire Hathaway Energy Co. 3.700%, 7/15/30	150,000	140,896
CenterPoint Energy, Inc. 2.950%, 3/1/30	200,000	179,529
Consolidated Edison Co. of New York, Inc. 2.400%, 6/15/31	390,000	333,972
Dominion Energy, Inc. 5.375%, 11/15/32	315,000	314,778
Series C 3.375%, 4/1/30	400,000	367,572
Series F 5.250%, 8/1/33	274,000	269,627
DTE Energy Co. 2.950%, 3/1/30	300,000	268,789
NiSource, Inc. 3.600%, 5/1/30	260,000	242,017
Public Service Enterprise Group, Inc. 2.450%, 11/15/31	100,000	84,152
5.450%, 4/1/34	358,000	357,067
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54 (k)	359,000	355,859

		3,142,173

Water Utilities (0.0%)†
American Water Capital Corp. 4.450%, 6/1/32	189,000	180,512

Total Utilities		12,786,742

Total Corporate Bonds		145,288,475

Total Long-Term Debt Securities (39.5%) (Cost $148,029,940)		145,288,475

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $121)	119	208

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (22.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	300,000	$300,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	3,185,862	3,185,862
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	77,534,475	77,565,489

Total Investment Companies		81,351,351

Total Short-Term Investments (22.1%) (Cost $81,348,582)		81,351,351

Total Investments in Securities (99.3%) (Cost $317,373,390)		365,270,823
Other Assets Less Liabilities (0.7%)		2,500,208

Net Assets (100%)		$367,771,031

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $1,285,153 or 0.3% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $3,757,091. This was collateralized by $60,273 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/25 – 11/15/53 and by cash of $3,785,862 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	491	3/2025	USD	55,667,125	(1,832,304)
Russell 2000 E-Mini Index	79	3/2025	USD	8,886,710	(525,630)
S&P 500 E-Mini Index	11	3/2025	USD	3,264,663	(120,583)
S&P Midcap 400 E-Mini Index	31	3/2025	USD	9,754,770	(528,246)

					(3,006,763)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,998,422	$—	$—	$12,998,422
Consumer Discretionary	15,618,444	—	—	15,618,444
Consumer Staples	7,673,399	—	—	7,673,399
Energy	4,383,829	—	—	4,383,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Financials	$18,858,674	$—	$—	$18,858,674
Health Care	13,983,449	—	—	13,983,449
Industrials	11,304,985	—	—	11,304,985
Information Technology	45,060,956	—	—	45,060,956
Materials	2,628,848	—	—	2,628,848
Real Estate	2,902,863	—	—	2,902,863
Utilities	3,216,920	—	—	3,216,920
Corporate Bonds
Communication Services	—	12,418,588	—	12,418,588
Consumer Discretionary	—	5,125,130	—	5,125,130
Consumer Staples	—	10,098,971	—	10,098,971
Energy	—	13,141,872	—	13,141,872
Financials	—	50,420,546	—	50,420,546
Health Care	—	15,338,276	—	15,338,276
Industrials	—	7,401,427	—	7,401,427
Information Technology	—	9,967,867	—	9,967,867
Materials	—	2,455,177	—	2,455,177
Real Estate	—	6,133,879	—	6,133,879
Utilities	—	12,786,742	—	12,786,742
Rights
Health Care	—	208	—	208
Short-Term Investments
Investment Companies	81,351,351	—	—	81,351,351

Total Assets	$219,982,140	$145,288,683	$—	$365,270,823

Liabilities:
Futures	(3,006,763)	—	—	(3,006,763)

Total Liabilities	$(3,006,763)	$—	$—	$(3,006,763)

Total	$216,975,377	$145,288,683	$—	$362,264,060

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(3,006,763	)*

Total		$(3,006,763)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,551,699	$5,551,699

Total	$5,551,699	$5,551,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(5,607,040)	$(5,607,040)

Total	$(5,607,040)	$(5,607,040)

^	The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$74,281,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$79,005,283
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$56,063,864

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,080,142
Aggregate gross unrealized depreciation	(10,218,131)

Net unrealized appreciation	$47,862,011

Federal income tax cost of investments in securities and derivative instruments, if applicable	$314,402,049

For the year ended December 31, 2024, the Portfolio incurred approximately $190 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $317,373,390)	$365,270,823
Cash	499,839
Cash held as collateral at broker for futures	3,436,000
Dividends, interest and other receivables	2,242,797
Receivable for Portfolio shares sold	582,001
Securities lending income receivable	2,215
Other assets	1,867

Total assets	372,035,542

LIABILITIES
Payable for return of collateral on securities loaned	3,785,862
Investment management fees payable	210,505
Distribution fees payable – Class IB	78,783
Due to broker for futures variation margin	39,740
Administrative fees payable	39,337
Payable for Portfolio shares repurchased	14,689
Accrued expenses	95,595

Total liabilities	4,264,511

Commitments and contingent liabilities^
NET ASSETS	$367,771,031

Net assets were comprised of:
Paid in capital	$333,175,152
Total distributable earnings (loss)	34,595,879

Net assets	$367,771,031

Class IB
Net asset value, offering and redemption price per share, $367,771,031 / 31,156,286 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.80

(x)	Includes value of securities on loan of $3,757,091.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$6,781,702
Dividends (net of $521 foreign withholding tax)	5,577,490
Securities lending (net)	33,174

Total income	12,392,366

EXPENSES
Investment management fees	2,720,779
Distribution fees – Class IB	850,244
Administrative fees	427,259
Professional fees	85,582
Printing and mailing expenses	44,298
Custodian fees	19,700
Trustees’ fees	10,775
Miscellaneous	32,721

Gross expenses	4,191,358
Less: Waiver from investment manager	(373,599)

Net expenses	3,817,759

NET INVESTMENT INCOME (LOSS)	8,574,607

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,391,186
Futures contracts	5,551,699

Net realized gain (loss)	6,942,885

Change in unrealized appreciation (depreciation) on:
Investments in securities	22,380,996
Futures contracts	(5,607,040)

Net change in unrealized appreciation (depreciation)	16,773,956

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,716,841

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,291,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,574,607	$6,631,039
Net realized gain (loss)	6,942,885	1,688,090
Net change in unrealized appreciation (depreciation)	16,773,956	29,866,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,291,448	38,185,238

Distributions to shareholders:
Class IB	(8,634,247)	(6,649,691)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,713,389 and 4,882,788 shares, respectively ]	55,042,782	50,675,222
Capital shares issued in reinvestment of dividends [ 715,079 and 612,996 shares, respectively ]	8,634,247	6,649,691
Capital shares repurchased [ (1,963,905) and (1,264,070) shares, respectively ]	(22,963,157)	(13,116,253)

Total Class IB transactions	40,713,872	44,208,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	40,713,872	44,208,660

TOTAL INCREASE (DECREASE) IN NET ASSETS	64,371,073	75,744,207
NET ASSETS:
Beginning of year	303,399,958	227,655,751

End of year	$367,771,031	$303,399,958

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$10.96		$9.70		$11.61		$11.43		$10.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.29		0.26		0.13		0.03		0.07
Net realized and unrealized gain (loss)	0.84		1.25		(1.96)		1.11		0.92

Total from investment operations	1.13		1.51		(1.83)		1.14		0.99

Less distributions:
Dividends from net investment income	(0.29)		(0.25)		(0.06)		(0.03)		(0.06)
Distributions from net realized gains	—		—		(0.02)		(0.93)		(0.49)

Total dividends and distributions	(0.29)		(0.25)		(0.08)		(0.96)		(0.55)

Net asset value, end of year	$11.80		$10.96		$9.70		$11.61		$11.43

Total return	10.21%		15.57%		(15.73)%		10.13%		9.14%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$367,771		$303,400		$227,656		$100,635		$61,623
Ratio of expenses to average net assets:
After waivers (f)	1.12	%(j)	1.12	%(j)	1.16	%(k)	1.17	%(o)	1.17	%(o)
Before waivers (f)	1.23%		1.23%		1.27%		1.29%		1.38%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.52%		2.54%		1.25%		0.25%		0.67%
Before waivers (f)	2.41%		2.43%		1.14%		0.14%		0.46%
Portfolio turnover rate^	21%		12%		123%		42%		57%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Entertainment (2.6%)
Liberty Media Corp.-Liberty Formula One, Class A*	46,549	$3,911,978
Liberty Media Corp.-Liberty Formula One, Class C*	359,619	33,322,297

		37,234,275

Interactive Media & Services (0.4%)
Ziff Davis, Inc.*	107,215	5,826,063

Total Communication Services		43,060,338

Consumer Discretionary (6.9%)
Hotels, Restaurants & Leisure (3.1%)
Aramark	593,228	22,133,337
DoorDash, Inc., Class A*	92,630	15,538,682
Empire Resorts, Inc. (r)*	111	—
Entain plc	810,396	6,971,883

		44,643,902

Specialty Retail (2.6%)
Burlington Stores, Inc.*	38,920	11,094,535
CarMax, Inc.*	246,311	20,138,388
Wayfair, Inc., Class A*	143,413	6,356,064

		37,588,987

Textiles, Apparel & Luxury Goods (1.2%)
Gildan Activewear, Inc.	371,080	17,459,314

Total Consumer Discretionary		99,692,203

Consumer Staples (0.5%)
Consumer Staples Distribution & Retail (0.5%)
Dollar Tree, Inc.*	91,328	6,844,120

Total Consumer Staples		6,844,120

Financials (13.1%)
Capital Markets (3.6%)
Cboe Global Markets, Inc.	42,501	8,304,695
Charles Schwab Corp. (The)	179,821	13,308,552
LPL Financial Holdings, Inc.	96,758	31,592,455

		53,205,702

Financial Services (3.2%)
Global Payments, Inc.	120,426	13,494,937
WEX, Inc.*	190,131	33,333,767

		46,828,704

Insurance (6.3%)
Intact Financial Corp.	231,447	42,141,726
Ryan Specialty Holdings, Inc., Class A	123,228	7,906,308
W.R. Berkley Corp.	476,175	27,865,761
Willis Towers Watson plc	41,957	13,142,611

		91,056,406

Total Financials		191,090,812

Health Care (16.6%)
Biotechnology (3.1%)
Argenx SE (ADR)*	20,701	12,731,115
Ascendis Pharma A/S (ADR)*	66,323	9,130,688
REVOLUTION Medicines, Inc.*	120,226	$5,258,685
Sarepta Therapeutics, Inc.*	66,004	8,025,426
Vaxcyte, Inc.*	120,196	9,839,245

		44,985,159

Health Care Equipment & Supplies (8.2%)
Boston Scientific Corp.*	519,684	46,418,175
Cooper Cos., Inc. (The)*	107,275	9,861,790
ICU Medical, Inc.*	92,529	14,357,725
Lantheus Holdings, Inc.*	52,887	4,731,271
STERIS plc	48,746	10,020,228
Teleflex, Inc.	191,497	34,082,636

		119,471,825

Life Sciences Tools & Services (5.3%)
Avantor, Inc.*	856,788	18,052,523
Illumina, Inc.*	78,055	10,430,490
Revvity, Inc.	290,269	32,396,923
Waters Corp.*	44,698	16,582,064

		77,462,000

Total Health Care		241,918,984

Industrials (24.9%)
Aerospace & Defense (1.0%)
L3Harris Technologies, Inc.	51,591	10,848,555
Standardaero, Inc.*	161,651	4,002,479

		14,851,034

Commercial Services & Supplies (4.6%)
Cimpress plc*	133,828	9,598,144
Clean Harbors, Inc.*	59,301	13,647,532
RB Global, Inc.	192,427	17,358,840
Rentokil Initial plc	854,763	4,288,872
Rentokil Initial plc (ADR)	424,229	10,741,478
Veralto Corp.	114,127	11,623,835

		67,258,701

Construction & Engineering (1.0%)
API Group Corp.*	418,803	15,064,344

Electrical Equipment (1.3%)
Sensata Technologies Holding plc	667,066	18,277,608

Ground Transportation (3.2%)
JB Hunt Transport Services, Inc.	171,017	29,185,761
TFI International, Inc. (x)	122,429	16,538,934

		45,724,695

Machinery (3.3%)
Fortive Corp.	366,703	27,502,725
Ingersoll Rand, Inc.	182,085	16,471,409
Westinghouse Air Brake Technologies Corp.	19,859	3,765,068

		47,739,202

Passenger Airlines (1.1%)
Ryanair Holdings plc (ADR)	378,124	16,482,425

Professional Services (7.6%)
Broadridge Financial Solutions, Inc.	127,886	28,913,746
Dayforce, Inc.*	250,238	18,177,288
SS&C Technologies Holdings, Inc.	626,614	47,484,809
TransUnion	136,795	12,682,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
UL Solutions, Inc., Class A	67,830	$3,383,360

		110,641,468

Trading Companies & Distributors (1.8%)
Ferguson Enterprises, Inc.	149,583	25,963,121

Total Industrials		362,002,598

Information Technology (25.8%)
Electronic Equipment, Instruments & Components (6.4%)
CDW Corp.	78,269	13,621,937
Flex Ltd.*	1,038,078	39,851,814
TE Connectivity plc	56,736	8,111,546
Teledyne Technologies, Inc.*	68,678	31,875,520

		93,460,817

IT Services (6.3%)
Amdocs Ltd.	338,269	28,800,222
GoDaddy, Inc., Class A*	315,191	62,209,248

		91,009,470

Semiconductors & Semiconductor Equipment (5.1%)
KLA Corp.	20,013	12,610,592
Lam Research Corp.	75,488	5,452,498
NXP Semiconductors NV	129,756	26,969,785
ON Semiconductor Corp.*	469,946	29,630,095

		74,662,970

Software (8.0%)
AppLovin Corp., Class A*	112,071	36,291,952
Constellation Software, Inc.	22,151	68,495,740
Dynatrace, Inc.*	97,892	5,320,430
Topicus.com, Inc.	68,290	5,774,091

		115,882,213

Total Information Technology		375,015,470

Materials (1.3%)
Chemicals (1.3%)
Corteva, Inc.	321,160	18,293,274

Total Materials		18,293,274

Real Estate (1.6%)
Industrial REITs (0.5%)
Lineage, Inc. (REIT)	121,247	7,101,437

Specialized REITs (1.1%)
Lamar Advertising Co. (REIT), Class A	126,892	15,447,832

Total Real Estate		22,549,269

Utilities (4.5%)
Electric Utilities (2.0%)
Alliant Energy Corp.	497,360	29,413,870

Multi-Utilities (2.5%)
Ameren Corp.	225,139	20,068,891
DTE Energy Co.	137,019	16,545,044

		36,613,935

Total Utilities		66,027,805

Total Common Stocks (98.2%) (Cost $947,078,464)		1,426,494,873

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	12,507,700	$12,507,700
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	2,695,855	2,696,934

Total Investment Companies		15,204,634

Total Short-Term Investments (1.0%) (Cost $15,204,633)		15,204,634

Total Investments in Securities (99.2%) (Cost $962,283,097)		1,441,699,507
Other Assets Less Liabilities (0.8%)		11,316,281

Net Assets (100%)		$1,453,015,788

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $12,266,172. This was collateralized by cash of $12,507,700 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Country Diversification As a Percentage of Total Net Assets
Canada	11.1%
China	1.9
Denmark	0.6
Ireland	0.7
Italy	1.1
Netherlands	1.3
Switzerland	0.6
United Kingdom	1.5
United States	80.4
Cash and Other	0.8

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$43,060,338	$—	$—		$43,060,338
Consumer Discretionary	92,720,320	6,971,883	—	(a)	99,692,203
Consumer Staples	6,844,120	—	—		6,844,120
Financials	191,090,812	—	—		191,090,812
Health Care	241,918,984	—	—		241,918,984
Industrials	357,713,726	4,288,872	—		362,002,598
Information Technology	375,015,470	—	—		375,015,470
Materials	18,293,274	—	—		18,293,274
Real Estate	22,549,269	—	—		22,549,269
Utilities	66,027,805	—	—		66,027,805
Short-Term Investments
Investment Companies	15,204,634	—	—		15,204,634

Total Assets	$1,430,438,752	$11,260,755	$—		$1,441,699,507

Total Liabilities	$—	$—	$—		$—

Total	$1,430,438,752	$11,260,755	$—		$1,441,699,507

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$195,290,050
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$333,138,858

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$561,987,633
Aggregate gross unrealized depreciation	(82,928,352)

Net unrealized appreciation	$479,059,281

Federal income tax cost of investments in securities and derivative instruments, if applicable	$962,640,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $962,283,097)	$1,441,699,507
Cash	24,668,995
Dividends, interest and other receivables	953,011
Receivable for Portfolio shares sold	232,569
Securities lending income receivable	292
Other assets	6,357

Total assets	1,467,560,731

LIABILITIES
Payable for return of collateral on securities loaned	12,507,700
Investment management fees payable	863,614
Payable for Portfolio shares repurchased	676,607
Distribution fees payable – Class IB	280,407
Administrative fees payable	115,497
Foreign currency overdraft payable	3,774
Accrued expenses	97,344

Total liabilities	14,544,943

Commitments and contingent liabilities^
NET ASSETS	$1,453,015,788

Net assets were comprised of:
Paid in capital	$959,566,846
Total distributable earnings (loss)	493,448,942

Net assets	$1,453,015,788

Class IB
Net asset value, offering and redemption price per share, $1,283,414,375 / 60,769,427 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.12

Class K
Net asset value, offering and redemption price per share, $169,601,413 / 7,520,091 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.55

(x)	Includes value of securities on loan of $12,266,172.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $348,906 foreign withholding tax)	$12,796,804
Interest	1,125,074
Securities lending (net)	31,228

Total income	13,953,106

EXPENSES
Investment management fees	9,825,866
Distribution fees – Class IB(a)	3,055,916
Administrative fees	1,333,932
Distribution fees – Class IA(a)	144,703
Printing and mailing expenses	133,443
Custodian fees	106,000
Professional fees	102,712
Trustees’ fees	47,690
Recoupment fees	24,157
Miscellaneous	29,171

Total expenses	14,803,590
Less: Waiver from investment manager	(6,649)

Net expenses	14,796,941

NET INVESTMENT INCOME (LOSS)	(843,835)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	118,269,795
Foreign currency transactions	2,488

Net realized gain (loss)	118,272,283

Change in unrealized appreciation (depreciation) on:
Investments in securities	74,808,273
Foreign currency translations	(61)

Net change in unrealized appreciation (depreciation)	74,808,212

NET REALIZED AND UNREALIZED GAIN (LOSS)	193,080,495

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$192,236,660

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(843,835)	$(8,945)
Net realized gain (loss)	118,272,283	71,191,435
Net change in unrealized appreciation (depreciation)	74,808,212	140,447,989

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	192,236,660	211,630,479

Distributions to shareholders:
Class IA	—	(8,001,342)
Class IB	(99,391,886)	(74,685,173)
Class K	(12,392,520)	(11,449,042)

Total distributions to shareholders	(111,784,406)	(94,135,557)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 66,128 and 163,864 shares, respectively ]	1,400,239	3,310,365
Capital shares issued in reinvestment of dividends and distributions [ 0 and 403,169 shares, respectively ]	—	8,001,342
Capital shares repurchased in connection with share class combination (Note 1) [ (5,544,844) and 0 shares, respectively ]	(118,878,262)	—
Capital shares repurchased [ (439,761) and (721,518) shares, respectively ]	(9,382,317)	(14,494,124)

Total Class IA transactions	(126,860,340)	(3,182,417)

Class IB
Capital shares sold [ 2,187,904 and 2,196,088 shares, respectively ]	47,257,598	43,203,222
Capital shares issued in connection with share class combination (Note 1) [ 5,673,026 and 0 shares, respectively ]	118,878,262	—
Capital shares issued in reinvestment of dividends and distributions [ 4,527,051 and 3,848,542 shares, respectively ]	99,391,886	74,685,173
Capital shares repurchased [ (6,986,464) and (5,624,118) shares, respectively ]	(151,921,046)	(110,683,752)

Total Class IB transactions	113,606,700	7,204,643

Class K
Capital shares sold [ 115,443 and 192,598 shares, respectively ]	2,635,366	4,051,676
Capital shares issued in reinvestment of dividends and distributions [ 528,804 and 556,479 shares, respectively ]	12,392,520	11,449,042
Capital shares repurchased [ (1,268,298) and (1,187,989) shares, respectively ]	(29,094,201)	(24,872,666)

Total Class K transactions	(14,066,315)	(9,371,948)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(27,319,955)	(5,349,722)

TOTAL INCREASE (DECREASE) IN NET ASSETS	53,132,299	112,145,200
NET ASSETS:
Beginning of year	1,399,883,489	1,287,738,289

End of year	$1,453,015,788	$1,399,883,489

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023	2022	2021	2020
Net asset value, beginning of year	$19.98		$18.34	$23.58	$22.55	$21.10

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.01)	(0.03)	(0.09)	(0.03)
Net realized and unrealized gain (loss)	2.90		3.07	(3.86)	3.79	3.88

Total from investment operations	2.88		3.06	(3.89)	3.70	3.85

Less distributions:
Dividends from net investment income	—	#	(0.01)	—	(0.02)	—
Distributions from net realized gains	(1.74)		(1.41)	(1.35)	(2.65)	(2.40)

Total dividends and distributions	(1.74)		(1.42)	(1.35)	(2.67)	(2.40)

Net asset value, end of year	$21.12		$19.98	$18.34	$23.58	$22.55

Total return	14.16	%(aa)	17.01%	(16.57)%	16.83%	18.81%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,283,414		$1,106,355	$1,007,762	$1,291,116	$1,192,164
Ratio of expenses to average net assets:
After waivers (f)	1.05%		1.05%	1.05%	1.04%	1.05%
Before waivers (f)	1.05%		1.05%	1.05%	1.04%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.09)%		(0.03)%	(0.13)%	(0.35)%	(0.17)%
Before waivers (f)	(0.09)%		(0.03)%	(0.13)%	(0.35)%	(0.17)%
Portfolio turnover rate^	14%		14%	19%	18%	40%

	Year Ended December 31,
Class K	2024		2023	2022	2021	2020
Net asset value, beginning of year	$21.18		$19.36	$24.75	$23.53	$21.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	†	0.05 †	0.03 †	(0.03)	0.01 †
Net realized and unrealized gain (loss)	3.07		3.24	(4.07)	3.98	4.05

Total from investment operations	3.11		3.29	(4.04)	3.95	4.06

Less distributions:
Dividends from net investment income	—	#	(0.06)	—	(0.08)	—
Distributions from net realized gains	(1.74)		(1.41)	(1.35)	(2.65)	(2.40)

Total dividends and distributions	(1.74)		(1.47)	(1.35)	(2.73)	(2.40)

Net asset value, end of year	$22.55		$21.18	$19.36	$24.75	$23.53

Total return	14.44	%(aa)	17.30%	(16.39)%	17.17%	19.11%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$169,601		$172,532	$166,197	$183,383	$194,652
Ratio of expenses to average net assets:
After waivers (f)	0.80%		0.80%	0.80%	0.79%	0.80%
Before waivers (f)	0.80%		0.80%	0.80%	0.79%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.16%		0.22%	0.13%	(0.11)%	0.06%
Before waivers (f)	0.16%		0.22%	0.13%	(0.11)%	0.06%
Portfolio turnover rate^	14%		14%	19%	18%	40%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been 14.05% for Class IB and 14.34% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (17.4%)
Vanguard S&P 500 ETF	253,129	$136,388,437

Fixed Income (35.1%)
iShares 1-3 Year Treasury Bond ETF	1,343,983	110,179,726
iShares 3-7 Year Treasury Bond ETF	888,981	102,721,755
iShares 7-10 Year Treasury Bond ETF	372,547	34,441,970
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	28,496,092

Total Fixed Income		275,839,543

Total Exchange Traded Funds (52.5%) (Cost $371,945,191)		412,227,980

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (3.0%)
U.S. Treasury Notes 4.250%, 1/31/26#	$23,337,200	23,337,298

Total Long-Term Debt Securities (3.0%) (Cost $23,341,283)		23,337,298

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (31.8%)
FFCB
3.74%, 1/16/25 (o)(p)	15,000,000	14,975,115
3.96%, 1/29/25 (o)(p)	35,000,000	34,888,700
4.02%, 2/5/25 (o)(p)	25,000,000	24,899,843
4.03%, 2/6/25 (o)(p)	8,000,000	7,967,006
4.10%, 2/18/25 (o)(p)	25,000,000	24,861,415
FHLB
0.00%, 1/2/25 (o)(p)	47,374,000	47,374,000
1.42%, 1/3/25 (o)(p)	5,000,000	4,999,408
3.61%, 1/13/25 (o)(p)	4,325,000	4,319,365
3.70%, 1/15/25 (o)(p)	25,000,000	24,961,505
FHLMC
3.05%, 1/7/25 (o)(p)	5,000,000	4,997,040
3.77%, 1/17/25 (o)(p)	10,000,000	9,982,225
3.89%, 1/22/25 (o)(p)	25,000,000	24,940,723
3.97%, 1/30/25 (o)(p)	6,000,000	5,980,213
FNMA
3.83%, 1/21/25 (o)(p)	15,000,000	14,966,529

Total U.S. Government Agency Securities		250,113,087

U.S. Treasury Obligations (13.5%)
U.S. Treasury Bills
0.00%, 1/2/25 (p)	$10,000,000	$10,000,000
2.91%, 1/7/25 (p)	10,000,000	9,994,347
3.71%, 1/16/25 (p)	26,500,000	26,456,360
3.85%, 1/21/25 (p)	20,000,000	19,955,218
3.90%, 1/23/25 (p)	20,000,000	19,950,346
3.97%, 2/4/25 (p)	20,000,000	19,923,094

Total U.S. Treasury Obligations		106,279,365

Total Short-Term Investments (45.3%) (Cost $356,329,109)		356,392,452

Total Investments in Securities (100.8%) (Cost $751,615,583)		791,957,730
Other Assets Less Liabilities (-0.8%)		(6,067,360)

Net Assets (100%)		$785,890,370

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,937,296.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2024.
(p)	Yield to maturity.

Glossary:

EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,569	3/2025	EUR	79,328,387	(1,612,729)
FTSE 100 Index	338	3/2025	GBP	34,615,148	(296,637)
Russell 2000 E-Mini Index	771	3/2025	USD	86,729,790	(4,163,237)
S&P 500 E-Mini Index	453	3/2025	USD	134,444,737	(4,972,652)
TOPIX Index	222	3/2025	JPY	39,315,072	593,411

					(10,451,844)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$412,227,980	$—	$—	$412,227,980
Futures	593,411	—	—	593,411
Short-Term Investments
U.S. Government Agency Securities	—	250,113,087	—	250,113,087
U.S. Treasury Obligations	—	106,279,365	—	106,279,365
U.S. Treasury Obligation	—	23,337,298	—	23,337,298

Total Assets	$412,821,391	$379,729,750	$—	$792,551,141

Liabilities:
Futures	$(11,045,255)	$—	$—	$(11,045,255)

Total Liabilities	$(11,045,255)	$—	$—	$(11,045,255)

Total	$401,776,136	$379,729,750	$—	$781,505,886

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$593,411	*

Total		$593,411

	Liability Derivatives
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	(11,045,255	)*

Total		$(11,045,255)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$9,918	$9,918
Equity contracts	51,402,859	—	51,402,859

Total	$51,402,859	$9,918	$51,412,777

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(19,483,400)	$(19,483,400)

Total	$(19,483,400)	$(19,483,400)

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$335,460,000
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$513,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$99,292,103
Long-term U.S. government debt securities	23,570,248

$122,862,351

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,754,525
Long-term U.S. government debt securities	17,430,277

$40,184,802

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,631,888
Aggregate gross unrealized depreciation	(21,357,346)

Net unrealized appreciation	$40,274,542

Federal income tax cost of investments in securities and derivative instruments, if applicable	$741,231,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $751,615,583)	$791,957,730
Cash	9,337
Dividends, interest and other receivables	415,074
Receivable for Portfolio shares sold	214,609
Due from broker for futures variation margin	5,885
Other assets	3,518

Total assets	792,606,153

LIABILITIES
Payable for securities purchased	5,898,239
Investment management fees payable	452,168
Distribution fees payable – Class IB	167,151
Administrative fees payable	83,460
Payable for Portfolio shares repurchased	24,636
Accrued expenses	90,129

Total liabilities	6,715,783

Commitments and contingent liabilities^
NET ASSETS	$785,890,370

Net assets were comprised of:
Paid in capital	$739,713,715
Total distributable earnings (loss)	46,176,655

Net assets	$785,890,370

Class IB
Net asset value, offering and redemption price per share, $785,890,370 / 67,028,838 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.72

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$17,266,975
Dividends	10,559,045

Total income	27,826,020

EXPENSES
Investment management fees	5,623,773
Distribution fees – Class IB	1,758,477
Administrative fees	883,516
Professional fees	94,478
Printing and mailing expenses	68,824
Custodian fees	32,800
Trustees’ fees	21,994
Miscellaneous	31,837

Gross expenses	8,515,699
Less: Waiver from investment manager	(801,481)

Net expenses	7,714,218

NET INVESTMENT INCOME (LOSS)	20,111,802

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	378,080
Futures contracts	51,402,859
Forward foreign currency contracts	9,918
Foreign currency transactions	6,486

Net realized gain (loss)	51,797,343

Change in unrealized appreciation (depreciation) on:
Investments in securities	21,530,451
Futures contracts	(19,483,400)
Foreign currency translations	(31,880)

Net change in unrealized appreciation (depreciation)	2,015,171

NET REALIZED AND UNREALIZED GAIN (LOSS)	53,812,514

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,924,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,111,802	$13,037,521
Net realized gain (loss)	51,797,343	17,291,102
Net change in unrealized appreciation (depreciation)	2,015,171	36,592,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,924,316	66,920,678

Distributions to shareholders:
Class IB	(46,342,289)	(12,884,324)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 13,002,119 and 11,768,796 shares, respectively ]	154,964,670	125,934,817
Capital shares issued in reinvestment of dividends [ 3,878,341 and 1,162,326 shares, respectively ]	46,342,289	12,884,324
Capital shares repurchased [ (3,676,979) and (2,403,808) shares, respectively ]	(43,949,119)	(25,799,960)

Total Class IB transactions	157,357,840	113,019,181

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	157,357,840	113,019,181

TOTAL INCREASE (DECREASE) IN NET ASSETS	184,939,867	167,055,535
NET ASSETS:
Beginning of year	600,950,503	433,894,968

End of year	$785,890,370	$600,950,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$11.16		$10.02		$11.67		$11.57		$10.85

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.34		0.27		0.04		(0.09)		(0.04)
Net realized and unrealized gain (loss)	0.96		1.12		(1.62)		1.54		0.97

Total from investment operations	1.30		1.39		(1.58)		1.45		0.93

Less distributions:
Dividends from net investment income	(0.34)		(0.25)		(0.04)		—		—	#
Distributions from net realized gains	(0.40)		—		(0.03)		(1.35)		(0.21)

Total dividends and distributions	(0.74)		(0.25)		(0.07)		(1.35)		(0.21)

Net asset value, end of year	$11.72		$11.16		$10.02		$11.67		$11.57

Total return	11.52%		13.86%		(13.50)%		12.77%		8.76%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$785,890		$600,951		$433,895		$341,188		$239,731
Ratio of expenses to average net assets:
After waivers (f)	1.10	%(j)	1.10	%(j)	1.14	%(k)	1.15	%(o)	1.16	%(o)
Before waivers (f)	1.21%		1.21%		1.21%		1.21%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.86%		2.57%		0.42%		(0.74)%		(0.40)%
Before waivers (f)(x)	2.75%		2.45%		0.35%		(0.79)%		(0.47)%
Portfolio turnover rate^	10%		11%		75%		7%		50%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.5%)
Entertainment (4.4%)
Netflix, Inc.*	101,053	$90,070,560
Spotify Technology SA*	71,738	32,094,146

		122,164,706

Interactive Media & Services (10.7%)
Alphabet, Inc., Class C	720,174	137,149,937
Meta Platforms, Inc., Class A	274,105	160,491,218

		297,641,155

Media (0.4%)
Trade Desk, Inc. (The), Class A*	93,597	11,000,456

Total Communication Services		430,806,317

Consumer Discretionary (17.4%)
Automobiles (3.7%)
Tesla, Inc.*	253,430	102,345,171

Broadline Retail (7.7%)
Alibaba Group Holding Ltd. (ADR)	73,167	6,203,830
Amazon.com, Inc.*	852,050	186,931,249
MercadoLibre, Inc.*	12,293	20,903,509

		214,038,588

Hotels, Restaurants & Leisure (3.3%)
Airbnb, Inc., Class A*	10,325	1,356,808
Booking Holdings, Inc.	3,244	16,117,555
Chipotle Mexican Grill, Inc.*	126,563	7,631,749
DoorDash, Inc., Class A*	163,969	27,505,800
McDonald’s Corp.	85,248	24,712,543
Starbucks Corp.	161,789	14,763,246

		92,087,701

Household Durables (1.5%)
DR Horton, Inc.	298,097	41,679,923

Specialty Retail (1.2%)
AutoZone, Inc.*	6,084	19,480,968
Home Depot, Inc. (The)	31,870	12,397,111

		31,878,079

Total Consumer Discretionary		482,029,462

Consumer Staples (1.8%)
Beverages (1.3%)
Celsius Holdings, Inc.*	84,457	2,224,598
Coca-Cola Co. (The)	486,066	30,262,469
Monster Beverage Corp.*	62,213	3,269,915

		35,756,982

Consumer Staples Distribution & Retail (0.5%)
Walmart, Inc.	153,022	13,825,538

Total Consumer Staples		49,582,520

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Cheniere Energy, Inc.	21,416	4,601,656
ConocoPhillips	71,669	7,107,415

Total Energy		11,709,071

Financials (8.5%)
Capital Markets (3.7%)
Blackstone, Inc.	190,263	$32,805,146
Goldman Sachs Group, Inc. (The)	61,315	35,110,195
KKR & Co., Inc.	247,750	36,644,703

		104,560,044

Financial Services (4.8%)
Berkshire Hathaway, Inc., Class B*	56,545	25,630,718
Block, Inc., Class A*	89,430	7,600,656
Mastercard, Inc., Class A	150,698	79,353,046
PayPal Holdings, Inc.*	234,193	19,988,372

		132,572,792

Total Financials		237,132,836

Health Care (7.3%)
Biotechnology (0.5%)
Natera, Inc.*	38,766	6,136,658
Regeneron Pharmaceuticals, Inc.*	12,016	8,559,357

		14,696,015

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	146,161	16,532,271
Edwards Lifesciences Corp.*	68,086	5,040,407
Intuitive Surgical, Inc.*	99,039	51,694,396

		73,267,074

Health Care Providers & Services (0.8%)
McKesson Corp.	38,828	22,128,465

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.	7,900	4,109,817

Pharmaceuticals (3.2%)
Eli Lilly and Co.	91,283	70,470,476
Johnson & Johnson	118,739	17,172,034

		87,642,510

Total Health Care		201,843,881

Industrials (5.7%)
Aerospace & Defense (1.1%)
TransDigm Group, Inc.	24,457	30,993,867

Building Products (0.7%)
Trane Technologies plc	56,731	20,953,595

Construction & Engineering (0.8%)
Quanta Services, Inc.	66,325	20,962,016

Electrical Equipment (1.1%)
Eaton Corp. plc	51,586	17,119,846
Vertiv Holdings Co., Class A	113,266	12,868,150

		29,987,996

Ground Transportation (0.8%)
Uber Technologies, Inc.*	226,493	13,662,058
Union Pacific Corp.	36,536	8,331,669

		21,993,727

Industrial Conglomerates (0.8%)
3M Co.	174,243	22,493,029

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.4%)
W.W. Grainger, Inc.	10,440	$11,004,282

Total Industrials		158,388,512

Information Technology (39.1%)
Communications Equipment (1.1%)
Arista Networks, Inc.*	282,719	31,248,931

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	226,186	15,708,618

IT Services (1.6%)
International Business Machines Corp.	118,864	26,129,873
MongoDB, Inc.*	12,823	2,985,323
Shopify, Inc., Class A*	160,212	17,035,342

		46,150,538

Semiconductors & Semiconductor Equipment (13.8%)
ASML Holding NV (Registered) (ADR)	2,073	1,436,755
Broadcom, Inc.	342,509	79,407,287
Lam Research Corp.	133,823	9,666,035
NVIDIA Corp.	1,992,184	267,530,389
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	124,250	24,538,132

		382,578,598

Software (16.6%)
Adobe, Inc.*	1,887	839,111
AppLovin Corp., Class A*	40,448	13,098,276
Fair Isaac Corp.*	9,059	18,035,835
HubSpot, Inc.*	21,513	$14,989,613
Intuit, Inc.	36,659	23,040,182
Microsoft Corp.	556,002	234,354,843
Oracle Corp.	310,302	51,708,725
Palo Alto Networks, Inc.*	78,849	14,347,364
Salesforce, Inc.	78,975	26,403,712
ServiceNow, Inc.*	54,720	58,009,766
Synopsys, Inc.*	15,086	7,322,141

		462,149,568

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	597,518	149,630,457

Total Information Technology		1,087,466,710

Materials (0.1%)
Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	47,924	1,824,946

Total Materials		1,824,946

Total Investments in Securities (95.8%) (Cost $1,266,246,314)		2,660,784,255
Other Assets Less Liabilities (4.2%)		116,820,345

Net Assets (100%)		$2,777,604,600

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$430,806,317	$—	$—	$430,806,317
Consumer Discretionary	482,029,462	—	—	482,029,462
Consumer Staples	49,582,520	—	—	49,582,520
Energy	11,709,071	—	—	11,709,071
Financials	237,132,836	—	—	237,132,836
Health Care	201,843,881	—	—	201,843,881
Industrials	158,388,512	—	—	158,388,512
Information Technology	1,087,466,710	—	—	1,087,466,710
Materials	1,824,946	—	—	1,824,946

Total Assets	$2,660,784,255	$—	$—	$2,660,784,255

Total Liabilities	$—	$—	$—	$—

Total	$2,660,784,255	$—	$—	$2,660,784,255

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$788,145,493
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,075,053,586

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,418,602,770
Aggregate gross unrealized depreciation	(24,788,036)

Net unrealized appreciation	$1,393,814,734

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,266,969,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $1,266,246,314)	$2,660,784,255
Cash	118,754,175
Receivable for Portfolio shares sold	596,913
Dividends, interest and other receivables	564,242
Receivable for securities sold	41,514
Other assets	11,048

Total assets	2,780,752,147

LIABILITIES
Investment management fees payable	1,436,492
Payable for Portfolio shares repurchased	785,965
Distribution fees payable – Class IB	542,490
Administrative fees payable	218,823
Payable for securities purchased	65,930
Accrued expenses	97,847

Total liabilities	3,147,547

Commitments and contingent liabilities^
NET ASSETS	$2,777,604,600

Net assets were comprised of:
Paid in capital	$1,330,484,669
Total distributable earnings (loss)	1,447,119,931

Net assets	$2,777,604,600

Class IB
Net asset value, offering and redemption price per share, $2,505,525,426 / 35,030,718 shares outstanding (unlimited amount authorized: $0.01 par value)	$71.52

Class K
Net asset value, offering and redemption price per share, $272,079,174 / 3,559,545 shares outstanding (unlimited amount authorized: $0.01 par value)	$76.44

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $85,060 foreign withholding tax)	$13,103,850
Interest	4,464,637

Total income	17,568,487

EXPENSES
Investment management fees	18,277,782
Distribution fees – Class IB (a)	5,509,193
Administrative fees	2,385,796
Distribution fees – Class IA (a)	280,673
Printing and mailing expenses	233,135
Professional fees	138,044
Custodian fees	86,700
Trustees’ fees	82,865
Miscellaneous	43,778

Gross expenses	27,037,966
Less: Waiver from investment manager	(2,762,762)

Net expenses	24,275,204

NET INVESTMENT INCOME (LOSS)	(6,706,717)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	198,577,190

Change in unrealized appreciation (depreciation) on:
Investments in securities	547,392,608
Foreign currency translations	(225)

Net change in unrealized appreciation (depreciation)	547,392,383

NET REALIZED AND UNREALIZED GAIN (LOSS)	745,969,573

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$739,262,856

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,706,717)	$(5,972,090)
Net realized gain (loss)	198,577,190	378,680,380
Net change in unrealized appreciation (depreciation)	547,392,383	363,017,361

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	739,262,856	735,725,651

Distributions to shareholders:
Class IA	—	(28,999,627)
Class IB	(124,089,099)	(238,367,014)
Class K	(12,701,683)	(36,093,853)

Total distributions to shareholders	(136,790,782)	(303,460,494)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 155,552 and 163,636 shares, respectively ]	10,048,883	9,102,292
Capital shares issued in reinvestment of dividends and distributions [ 0 and 515,804 shares, respectively ]	—	28,999,627
Capital shares repurchased in connection with share class combination (Note 1) [ (3,579,821) and 0 shares, respectively ]	(254,208,522)	—
Capital shares repurchased [ (381,443) and (668,899) shares, respectively ]	(24,486,984)	(37,911,294)

Total Class IA transactions	(268,646,623)	190,625

Class IB
Capital shares sold [ 1,728,012 and 1,868,219 shares, respectively ]	116,509,618	101,422,090
Capital shares issued in connection with share class combination (Note 1) [ 3,644,095 and 0 shares, respectively ]	254,208,522	—
Capital shares issued in reinvestment of dividends and distributions [ 1,678,978 and 4,315,855 shares, respectively ]	124,089,099	238,367,014
Capital shares repurchased [ (3,427,044) and (2,415,673) shares, respectively ]	(231,997,553)	(135,937,660)

Total Class IB transactions	262,809,686	203,851,444

Class K
Capital shares sold [ 107,935 and 255,012 shares, respectively ]	7,682,264	15,230,221
Capital shares issued in reinvestment of dividends and distributions [ 160,833 and 614,998 shares, respectively ]	12,701,683	36,093,853
Capital shares repurchased [ (1,412,081) and (524,943) shares, respectively ]	(100,996,317)	(30,424,667)

Total Class K transactions	(80,612,370)	20,899,407

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(86,449,307)	224,941,476

TOTAL INCREASE (DECREASE) IN NET ASSETS	516,022,767	657,206,633
NET ASSETS:
Beginning of year	2,261,581,833	1,604,375,200

End of year	$2,777,604,600	$2,261,581,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022	2021	2020
Net asset value, beginning of year	$56.15		$44.47		$74.71	$71.74	$54.10

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.19	)(2)	(0.18	)(1)	(0.30)	(0.51)	(0.27)
Net realized and unrealized gain (loss)	19.28		20.64		(28.47)	10.37	19.96

Total from investment operations	19.09		20.46		(28.77)	9.86	19.69

Less distributions:
Distributions from net realized gains	(3.72)		(8.78)		(1.47)	(6.89)	(2.05)

Net asset value, end of year	$71.52		$56.15		$44.47	$74.71	$71.74

Total return	33.78%		46.33%		(38.64)%	13.82%	36.57%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,505,525		$1,763,434		$1,229,180	$1,953,107	$1,717,802
Ratio of expenses to average net assets:
After waivers (f)	0.96%		0.98%		1.00%	1.00%	1.00%
Before waivers (f)	1.07%		1.08%		1.08%	1.06%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.28	)%(bb)	(0.33	)%(aa)	(0.56)%	(0.66)%	(0.45)%
Before waivers (f)	(0.38	)%(bb)	(0.43	)%(aa)	(0.64)%	(0.72)%	(0.54)%
Portfolio turnover rate^	32%		105	%(h)	36%	29%	38%

	Year Ended December 31,
Class K	2024		2023		2022	2021	2020
Net asset value, beginning of year	$59.67		$46.77		$78.25	$74.66	$56.11

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03	)(2)	(0.05	)(1)	(0.17)	(0.33)	(0.12)
Net realized and unrealized gain (loss)	20.52		21.73		(29.84)	10.81	20.72

Total from investment operations	20.49		21.68		(30.01)	10.48	20.60

Less distributions:
Dividends from net investment income	—		—		—	— #	— #
Distributions from net realized gains	(3.72)		(8.78)		(1.47)	(6.89)	(2.05)

Total dividends and distributions	(3.72)		(8.78)		(1.47)	(6.89)	(2.05)

Net asset value, end of year	$76.44		$59.67		$46.77	$78.25	$74.66

Total return	34.13%		46.67%		(38.48)%	14.11%	36.88%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$272,079		$280,627		$203,794	$259,966	$257,368
Ratio of expenses to average net assets:
After waivers (f)	0.71%		0.73%		0.75%	0.75%	0.75%
Before waivers (f)	0.82%		0.83%		0.83%	0.81%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.05	)%(bb)	(0.08	)%(aa)	(0.31)%	(0.41)%	(0.20)%
Before waivers (f)	(0.15	)%(bb)	(0.18	)%(aa)	(0.39)%	(0.47)%	(0.28)%
Portfolio turnover rate^	32%		105	%(h)	36%	29%	38%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.21) and $(0.08) for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.24) and $(0.09) for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.06% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.1%)
Diversified Telecommunication Services (1.6%)
Verizon Communications, Inc.	446,857	$17,869,811

Entertainment (1.5%)
Live Nation Entertainment, Inc.*	49,016	6,347,572
Walt Disney Co. (The)	95,347	10,616,889

		16,964,461

Interactive Media & Services (1.0%)
Pinterest, Inc., Class A*	399,378	11,581,962

Total Communication Services		46,416,234

Consumer Discretionary (7.0%)
Automobile Components (0.5%)
Gentex Corp.	199,498	5,731,578

Broadline Retail (1.4%)
Amazon.com, Inc.*	71,334	15,649,966

Hotels, Restaurants & Leisure (2.7%)
Carnival Corp.*	582,741	14,521,906
McDonald’s Corp.	52,898	15,334,601

		29,856,507

Household Durables (1.0%)
Mohawk Industries, Inc.*	92,859	11,062,293

Leisure Products (0.2%)
Brunswick Corp.	30,847	1,995,184

Specialty Retail (0.8%)
Ross Stores, Inc.	62,914	9,517,001

Textiles, Apparel & Luxury Goods (0.4%)
Kontoor Brands, Inc.	55,462	4,737,009

Total Consumer Discretionary		78,549,538

Consumer Staples (6.6%)
Consumer Staples Distribution & Retail (4.4%)
BJ’s Wholesale Club Holdings, Inc.*	129,640	11,583,334
Performance Food Group Co.*	248,564	21,016,086
Walmart, Inc.	194,134	17,540,007

		50,139,427

Food Products (0.4%)
Lamb Weston Holdings, Inc.	69,455	4,641,678

Tobacco (1.8%)
Philip Morris International, Inc.	165,643	19,935,135

Total Consumer Staples		74,716,240

Energy (4.3%)
Oil, Gas & Consumable Fuels (4.3%)
Chevron Corp.	98,697	14,295,273
ConocoPhillips	34,939	3,464,901
EQT Corp.	133,128	6,138,532
Exxon Mobil Corp.	147,975	15,917,671
Hess Corp.	42,226	5,616,480
Shell plc (ADR)	37,534	2,351,505

Total Energy		47,784,362

Financials (25.2%)
Banks (12.8%)
Bank of America Corp.	795,751	34,973,256
Citigroup, Inc.	274,395	$19,314,664
Comerica, Inc.	90,670	5,607,940
Fifth Third Bancorp	348,850	14,749,378
First Citizens BancShares, Inc., Class A	10,030	21,193,591
First Horizon Corp.	229,874	4,629,662
Truist Financial Corp.	209,482	9,087,329
Wells Fargo & Co.	495,790	34,824,290

		144,380,110

Capital Markets (1.6%)
Goldman Sachs Group, Inc. (The)	20,806	11,913,932
Raymond James Financial, Inc.	35,769	5,555,999

		17,469,931

Consumer Finance (0.8%)
Discover Financial Services	49,293	8,539,026

Financial Services (8.1%)
Affirm Holdings, Inc., Class A*	126,461	7,701,475
Berkshire Hathaway, Inc., Class B*	42,265	19,157,879
Block, Inc., Class A*	329,582	28,011,174
Corpay, Inc.*	46,793	15,835,687
Fidelity National Information Services, Inc.	62,518	5,049,579
Fiserv, Inc.*	62,938	12,928,724
WEX, Inc.*	16,416	2,878,053

		91,562,571

Insurance (1.9%)
Arthur J Gallagher & Co.	22,987	6,524,860
MetLife, Inc.	98,538	8,068,291
Oscar Health, Inc., Class A*	515,674	6,930,659

		21,523,810

Total Financials		283,475,448

Health Care (13.3%)
Biotechnology (4.5%)
AbbVie, Inc.	126,647	22,505,172
Biogen, Inc.*	21,942	3,355,371
BioMarin Pharmaceutical, Inc.*	99,398	6,533,431
Neurocrine Biosciences, Inc.*	18,825	2,569,612
Regeneron Pharmaceuticals, Inc.*	22,237	15,840,082

		50,803,668

Health Care Providers & Services (6.0%)
Cardinal Health, Inc.	137,988	16,319,841
Cigna Group (The)	25,335	6,996,007
Elevance Health, Inc.	17,149	6,326,266
Humana, Inc.	10,657	2,703,787
Labcorp Holdings, Inc.	31,008	7,110,755
McKesson Corp.	25,203	14,363,442
UnitedHealth Group, Inc.	26,754	13,533,778

		67,353,876

Pharmaceuticals (2.8%)
AstraZeneca plc (ADR)	70,226	4,601,207
Bristol-Myers Squibb Co.	306,321	17,325,516
Johnson & Johnson	62,515	9,040,919

		30,967,642

Total Health Care		149,125,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Industrials (15.9%)
Aerospace & Defense (1.3%)
Boeing Co. (The)*	19,684	$3,484,068
Spirit AeroSystems Holdings, Inc., Class A*	19,139	652,257
Textron, Inc.	139,274	10,653,068

		14,789,393

Air Freight & Logistics (0.9%)
FedEx Corp.	36,385	10,236,192

Building Products (2.6%)
Carrier Global Corp.	307,650	21,000,189
Owens Corning	45,047	7,672,405
Trane Technologies plc	2,410	890,134

		29,562,728

Electrical Equipment (2.4%)
Emerson Electric Co.	95,134	11,789,956
nVent Electric plc	68,793	4,688,931
Regal Rexnord Corp.	68,021	10,552,098

		27,030,985

Ground Transportation (2.2%)
CSX Corp.	505,862	16,324,167
Knight-Swift Transportation Holdings, Inc., Class A	32,265	1,711,335
Uber Technologies, Inc.*	109,947	6,632,003

		24,667,505

Industrial Conglomerates (0.8%)
Honeywell International, Inc.	40,692	9,191,916

Machinery (1.5%)
AGCO Corp.	41,198	3,851,189
Gates Industrial Corp. plc*	368,415	7,578,297
Middleby Corp. (The)*	36,332	4,921,169

		16,350,655

Passenger Airlines (2.4%)
American Airlines Group, Inc.*	428,735	7,472,851
Copa Holdings SA, Class A	11,481	1,008,950
Delta Air Lines, Inc.	99,951	6,047,036
Southwest Airlines Co.	387,440	13,025,733

		27,554,570

Professional Services (0.6%)
Genpact Ltd.	144,149	6,191,200

Trading Companies & Distributors (1.2%)
AerCap Holdings NV	75,153	7,192,142
WESCO International, Inc.	33,264	6,019,453

		13,211,595

Total Industrials		178,786,739

Information Technology (11.3%)
Electronic Equipment, Instruments & Components (0.5%)
TD SYNNEX Corp.	44,097	5,171,696

IT Services (1.6%)
Cognizant Technology Solutions Corp., Class A	241,276	18,554,125

Semiconductors & Semiconductor Equipment (2.0%)
ASML Holding NV (Registered) (ADR)	5,190	$3,597,085
Micron Technology, Inc.	221,809	18,667,446

		22,264,531

Software (1.8%)
Adobe, Inc.*	15,271	6,790,708
Oracle Corp.	19,201	3,199,655
Salesforce, Inc.	27,867	9,316,774
Synopsys, Inc.*	2,123	1,030,419

		20,337,556

Technology Hardware, Storage & Peripherals (5.4%)
Dell Technologies, Inc., Class C	60,608	6,984,466
Hewlett Packard Enterprise Co.	1,023,508	21,851,896
Seagate Technology Holdings plc	130,224	11,239,633
Western Digital Corp.*	355,441	21,194,947

		61,270,942

Total Information Technology		127,598,850

Materials (5.3%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	12,814	3,716,572
Axalta Coating Systems Ltd.*	133,914	4,582,537
Chemours Co. (The)	364,822	6,165,492

		14,464,601

Containers & Packaging (2.1%)
Graphic Packaging Holding Co.	215,741	5,859,526
International Paper Co.	83,416	4,489,449
Sealed Air Corp.	166,237	5,623,798
Silgan Holdings, Inc.	158,228	8,235,767

		24,208,540

Metals & Mining (1.9%)
Alcoa Corp.	243,233	9,189,343
Commercial Metals Co.	40,103	1,989,109
Freeport-McMoRan, Inc.	265,321	10,103,423

		21,281,875

Total Materials		59,955,016

Real Estate (5.0%)
Hotel & Resort REITs (0.3%)
Host Hotels & Resorts, Inc. (REIT)	189,656	3,322,773

Industrial REITs (0.9%)
Americold Realty Trust, Inc. (REIT)	217,710	4,658,994
Lineage, Inc. (REIT)	42,372	2,481,728
Prologis, Inc. (REIT)	32,393	3,423,940

		10,564,662

Real Estate Management & Development (1.1%)
Zillow Group, Inc., Class C*	161,133	11,931,899

Specialized REITs (2.7%)
Digital Realty Trust, Inc. (REIT)	55,497	9,841,283
Equinix, Inc. (REIT)	14,098	13,292,863
Outfront Media, Inc. (REIT)	2,476	43,924
SBA Communications Corp. (REIT)	36,256	7,388,973

		30,567,043

Total Real Estate		56,386,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Utilities (1.1%)
Multi-Utilities (1.1%)
Dominion Energy, Inc.	124,309	$6,695,283
NiSource, Inc.	146,378	5,380,855

Total Utilities		12,076,138

Total Common Stocks (99.1%) (Cost $994,293,869)		1,114,870,128

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (1.2%)
FHLB 0.00%, 1/2/25 (o)(p)	$12,926,000	12,926,000

Total Short-Term Investments (1.2%) (Cost $12,924,528)		12,926,000

Total Investments in Securities (100.3%) (Cost $1,007,218,397)		1,127,796,128
Other Assets Less Liabilities (-0.3%)		(3,349,325)

Net Assets (100%)		$1,124,446,803

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2024.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
FHLB	— Federal Home Loan Bank
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$46,416,234	$—	$—	$46,416,234
Consumer Discretionary	78,549,538	—	—	78,549,538
Consumer Staples	74,716,240	—	—	74,716,240
Energy	47,784,362	—	—	47,784,362
Financials	283,475,448	—	—	283,475,448
Health Care	149,125,186	—	—	149,125,186
Industrials	178,786,739	—	—	178,786,739
Information Technology	127,598,850	—	—	127,598,850
Materials	59,955,016	—	—	59,955,016
Real Estate	56,386,377	—	—	56,386,377
Utilities	12,076,138	—	—	12,076,138
Short-Term Investments
U.S. Government Agency Securities	—	12,926,000	—	12,926,000

Total Assets	$1,114,870,128	$12,926,000	$—	$1,127,796,128

Total Liabilities	$—	$—	$—	$—

Total	$1,114,870,128	$12,926,000	$—	$1,127,796,128

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,664,888,768
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,705,676,809

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,982,190
Aggregate gross unrealized depreciation	(38,762,076)

Net unrealized appreciation	$119,220,114

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,008,576,014

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $1,007,218,397)	$1,127,796,128
Cash	59,713
Receivable for securities sold	4,022,836
Dividends, interest and other receivables	1,216,073
Receivable for Portfolio shares sold	413,132
Other assets	4,730

Total assets	1,133,512,612

LIABILITIES
Payable for securities purchased	7,678,189
Investment management fees payable	572,263
Payable for Portfolio shares repurchased	483,724
Distribution fees payable – Class IB	180,571
Administrative fees payable	89,362
Accrued expenses	61,700

Total liabilities	9,065,809

Commitments and contingent liabilities^

NET ASSETS	$1,124,446,803

Net assets were comprised of:
Paid in capital	$982,533,670
Total distributable earnings (loss)	141,913,133

Net assets	$1,124,446,803

Class IB
Net asset value, offering and redemption price per share, $827,782,492 / 42,694,846 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.39

Class K
Net asset value, offering and redemption price per share, $296,664,311 / 15,357,719 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.32

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $44,536 foreign withholding tax)	$22,080,004
Interest	675,524

Total income	22,755,528

EXPENSES
Investment management fees	6,372,018
Distribution fees – Class IB (a)	1,887,718
Administrative fees	1,000,052
Printing and mailing expenses	103,066
Professional fees	89,463
Custodian fees	65,601
Distribution fees – Class IA (a)	54,082
Trustees’ fees	35,053
Miscellaneous	24,044

Total expenses	9,631,097

NET INVESTMENT INCOME (LOSS)	13,124,431

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	132,780,774

Net change in unrealized appreciation (depreciation) on investments in securities	10,999,109

NET REALIZED AND UNREALIZED GAIN (LOSS)	143,779,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$156,904,314

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,124,431	$14,415,908
Net realized gain (loss)	132,780,774	63,334,249
Net change in unrealized appreciation (depreciation)	10,999,109	24,707,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	156,904,314	102,457,580

Distributions to shareholders:
Class IA	—	(2,778,704)
Class IB	(104,828,772)	(38,479,936)
Class K	(38,984,360)	(19,804,158)

Total distributions to shareholders	(143,813,132)	(61,062,798)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 78,975 and 321,918 shares, respectively ]	1,573,260	6,114,501
Capital shares issued in reinvestment of dividends and distributions [ 0 and 147,034 shares, respectively ]	—	2,778,704
Capital shares repurchased in connection with share class combination (Note 1) [ (2,258,528) and 0 shares, respectively ]	(45,431,046)	—
Capital shares repurchased [ (255,532) and (556,858) shares, respectively ]	(4,992,341)	(10,452,142)

Total Class IA transactions	(48,850,127)	(1,558,937)

Class IB
Capital shares sold [ 4,749,317 and 5,137,558 shares, respectively ]	97,381,061	96,403,707
Capital shares issued in connection with share class combination (Note 1) [ 2,248,417 and 0 shares, respectively ]	45,431,046	—
Capital shares issued in reinvestment of dividends and distributions [ 5,140,457 and 2,026,914 shares, respectively ]	104,828,772	38,479,936
Capital shares repurchased [ (3,877,266) and (3,379,988) shares, respectively ]	(80,203,257)	(63,448,934)

Total Class IB transactions	167,437,622	71,434,709

Class K
Capital shares sold [ 324,070 and 486,729 shares, respectively ]	6,743,135	8,927,216
Capital shares issued in reinvestment of dividends and distributions [ 1,917,399 and 1,046,759 shares, respectively ]	38,984,360	19,804,158
Capital shares repurchased [ (3,747,548) and (2,678,778) shares, respectively ]	(77,963,518)	(50,222,172)

Total Class K transactions	(32,236,023)	(21,490,798)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	86,351,472	48,384,974

TOTAL INCREASE (DECREASE) IN NET ASSETS	99,442,654	89,779,756
NET ASSETS:
Beginning of year	1,025,004,149	935,224,393

End of year	$1,124,446,803	$1,025,004,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.10	$18.30	$19.99	$20.24	$18.73

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	0.27	0.22	0.16	0.18
Net realized and unrealized gain (loss)	2.81	1.71	(0.16)	4.36	1.82

Total from investment operations	3.04	1.98	0.06	4.52	2.00

Less distributions:
Dividends from net investment income	(0.24)	(0.27)	(0.21)	(0.16)	(0.19)
Distributions from net realized gains	(2.51)	(0.91)	(1.54)	(4.61)	(0.30)

Total dividends and distributions	(2.75)	(1.18)	(1.75)	(4.77)	(0.49)

Net asset value, end of year	$19.39	$19.10	$18.30	$19.99	$20.24

Total return	15.45%	10.90%	0.20%	23.18%	11.09%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$827,782	$657,726	$560,858	$466,004	$335,218
Ratio of expenses to average net assets (f)	0.96%	0.96%	0.96%	0.96%	0.98%
Ratio of net investment income (loss) to average net assets (f)	1.12%	1.42%	1.13%	0.66%	1.11%
Portfolio turnover rate^	154%	139%	137%	97%	146%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$19.03	$18.23	$19.92	$20.18	$18.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.31	0.27	0.21	0.23
Net realized and unrealized gain (loss)	2.81	1.72	(0.16)	4.36	1.81

Total from investment operations	3.09	2.03	0.11	4.57	2.04

Less distributions:
Dividends from net investment income	(0.29)	(0.32)	(0.26)	(0.22)	(0.23)
Distributions from net realized gains	(2.51)	(0.91)	(1.54)	(4.61)	(0.30)

Total dividends and distributions	(2.80)	(1.23)	(1.80)	(4.83)	(0.53)

Net asset value, end of year	$19.32	$19.03	$18.23	$19.92	$20.18

Total return	15.76%	11.20%	0.45%	23.48%	11.35%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$296,664	$320,973	$328,392	$394,708	$416,748
Ratio of expenses to average net assets (f)	0.71%	0.71%	0.71%	0.71%	0.73%
Ratio of net investment income (loss) to average net assets (f)	1.39%	1.66%	1.35%	0.89%	1.36%
Portfolio turnover rate^	154%	139%	137%	97%	146%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.4%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	598,513	$13,628,141
Verizon Communications, Inc.	225,209	9,006,108

		22,634,249

Entertainment (1.8%)
Electronic Arts, Inc.	4,933	721,698
Live Nation Entertainment, Inc.*	3,274	423,983
Netflix, Inc.*	21,463	19,130,401
Take-Two Interactive Software, Inc.*	10,464	1,926,213
Walt Disney Co. (The)	114,836	12,786,988
Warner Bros Discovery, Inc.*	46,382	490,258

		35,479,541

Interactive Media & Services (6.1%)
Alphabet, Inc., Class A	174,237	32,983,064
Alphabet, Inc., Class C	160,559	30,576,856
Match Group, Inc.*	5,608	183,438
Meta Platforms, Inc., Class A	96,285	56,375,830
Pinterest, Inc., Class A*	29,415	853,035
Reddit, Inc., Class A*	14,214	2,323,136

		123,295,359

Media (0.3%)
Charter Communications, Inc., Class A*	6,844	2,345,918
Comcast Corp., Class A	79,688	2,990,691
Fox Corp., Class A	4,687	227,694
Fox Corp., Class B	2,869	131,228
Interpublic Group of Cos., Inc. (The)	8,199	229,736
News Corp., Class A	8,160	224,727
News Corp., Class B (x)	2,666	81,126
Omnicom Group, Inc.	3,914	336,761
Paramount Global, Class B	11,916	124,641

		6,692,522

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	10,175	2,245,928

Total Communication Services		190,347,599

Consumer Discretionary (8.8%)
Automobile Components (0.0%)†
Aptiv plc*	5,655	342,014
BorgWarner, Inc.	4,724	150,176

		492,190

Automobiles (1.4%)
Ford Motor Co.	81,445	806,305
General Motors Co.	42,811	2,280,542
Tesla, Inc.*	60,608	24,475,935

		27,562,782

Broadline Retail (3.5%)
Amazon.com, Inc.*	316,008	69,328,995
eBay, Inc.	10,136	627,925

		69,956,920

Distributors (0.0%)†
Genuine Parts Co.	2,837	331,248
LKQ Corp.	5,641	207,307
Pool Corp.	784	267,297

		805,852

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A*	9,001	$1,182,821
Aramark	52,979	1,976,647
Booking Holdings, Inc.	974	4,839,241
Caesars Entertainment, Inc.*	4,050	135,351
Carnival Corp.*	21,857	544,677
Chipotle Mexican Grill, Inc.*	58,124	3,504,877
Darden Restaurants, Inc.	2,525	471,392
Domino’s Pizza, Inc.	740	310,622
DoorDash, Inc., Class A*	36,005	6,039,839
Expedia Group, Inc.*	2,631	490,234
Hilton Worldwide Holdings, Inc.	5,150	1,272,874
Las Vegas Sands Corp.	7,500	385,200
Marriott International, Inc., Class A	12,917	3,603,068
McDonald’s Corp.	14,961	4,337,044
MGM Resorts International*	4,988	172,834
Norwegian Cruise Line Holdings Ltd.*	9,126	234,812
Royal Caribbean Cruises Ltd.	25,959	5,988,482
Starbucks Corp.	23,591	2,152,679
Wynn Resorts Ltd.	1,881	162,067
Yum! Brands, Inc.	16,303	2,187,211

		39,991,972

Household Durables (0.3%)
DR Horton, Inc.	6,034	843,674
Garmin Ltd.	3,166	653,019
Lennar Corp., Class A	4,887	666,440
Mohawk Industries, Inc.*	1,012	120,559
NVR, Inc.*	63	515,271
PulteGroup, Inc.	4,391	478,180
TopBuild Corp.*	10,905	3,395,163

		6,672,306

Leisure Products (0.0%)†
Hasbro, Inc.	2,833	158,393

Specialty Retail (1.4%)
AutoZone, Inc.*	350	1,120,700
Best Buy Co., Inc.	4,153	356,328
Burlington Stores, Inc.*	6,150	1,753,119
CarMax, Inc.*	3,071	251,085
Home Depot, Inc. (The)	20,737	8,066,486
Lowe’s Cos., Inc.	11,843	2,922,852
O’Reilly Automotive, Inc.*	6,409	7,599,792
Ross Stores, Inc.	6,831	1,033,325
TJX Cos., Inc. (The)	23,546	2,844,592
Tractor Supply Co.	40,150	2,130,359
Ulta Beauty, Inc.*	985	428,406

		28,507,044

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	3,152	640,140
Lululemon Athletica, Inc.*	2,404	919,314
NIKE, Inc., Class B	24,856	1,880,854
Ralph Lauren Corp.	893	206,265
Tapestry, Inc.	4,759	310,905

		3,957,478

Total Consumer Discretionary		178,104,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Consumer Staples (4.2%)
Beverages (0.7%)
Brown-Forman Corp., Class B	3,904	$148,274
Coca-Cola Co. (The)	80,939	5,039,262
Coca-Cola Consolidated, Inc.	1,478	1,862,265
Constellation Brands, Inc., Class A	3,296	728,416
Keurig Dr Pepper, Inc.	23,552	756,490
Molson Coors Beverage Co., Class B	3,673	210,537
Monster Beverage Corp.*	14,856	780,831
PepsiCo, Inc.	28,643	4,355,455

		13,881,530

Consumer Staples Distribution & Retail (1.3%)
Costco Wholesale Corp.	9,250	8,475,498
Dollar General Corp.	4,409	334,290
Dollar Tree, Inc.*	4,108	307,854
Kroger Co. (The)	13,841	846,377
Sysco Corp.	10,170	777,598
Target Corp.	9,673	1,307,596
Walgreens Boots Alliance, Inc. (x)	16,560	154,505
Walmart, Inc.	157,718	14,249,821

		26,453,539

Food Products (0.3%)
Archer-Daniels-Midland Co.	9,941	502,219
Bunge Global SA	2,696	209,641
Campbell’s Co. (The)	4,189	175,435
Conagra Brands, Inc.	9,898	274,670
General Mills, Inc.	11,581	738,520
Hershey Co. (The)	3,118	528,033
Hormel Foods Corp.	6,203	194,588
J M Smucker Co. (The)	2,202	242,484
Kellanova	5,744	465,092
Kraft Heinz Co. (The)	18,466	567,091
Lamb Weston Holdings, Inc.	2,975	198,819
McCormick & Co., Inc. (Non-Voting)	5,346	407,579
Mondelez International, Inc., Class A	28,217	1,685,402
Tyson Foods, Inc., Class A	6,016	345,559

		6,535,132

Household Products (0.7%)
Church & Dwight Co., Inc.	22,895	2,397,336
Clorox Co. (The)	2,481	402,939
Colgate-Palmolive Co.	17,219	1,565,379
Kimberly-Clark Corp.	6,946	910,204
Procter & Gamble Co. (The)	49,165	8,242,512

		13,518,370

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	5,003	375,125
Kenvue, Inc.	39,542	844,222

		1,219,347

Tobacco (1.1%)
Altria Group, Inc.	35,334	1,847,615
Philip Morris International, Inc.	174,399	20,988,919

		22,836,534

Total Consumer Staples		84,444,452

Energy (2.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	20,792	$852,888
Halliburton Co.	18,531	503,858
Schlumberger NV	29,187	1,119,029

		2,475,775

Oil, Gas & Consumable Fuels (2.1%)
APA Corp.	7,840	181,026
Chevron Corp.	34,891	5,053,612
ConocoPhillips	39,237	3,891,133
Coterra Energy, Inc.	15,253	389,562
Devon Energy Corp.	13,280	434,654
Diamondback Energy, Inc.	3,907	640,084
EOG Resources, Inc.	11,677	1,431,367
EQT Corp.	12,387	571,165
Expand Energy Corp.	49,340	4,911,797
Exxon Mobil Corp.	91,755	9,870,085
Hess Corp.	5,898	784,493
Kinder Morgan, Inc.	40,761	1,116,851
Kosmos Energy Ltd.*	751,565	2,570,352
Marathon Petroleum Corp.	6,710	936,045
Occidental Petroleum Corp.	14,353	709,182
ONEOK, Inc.	12,109	1,215,744
Phillips 66	8,620	982,077
Targa Resources Corp.	26,253	4,686,161
Texas Pacific Land Corp.	379	419,159
Valero Energy Corp.	6,741	826,379
Williams Cos., Inc. (The)	25,604	1,385,688

		43,006,616

Total Energy		45,482,391

Financials (10.7%)
Banks (2.4%)
Bank of America Corp.	139,360	6,124,872
Citigroup, Inc.	39,483	2,779,208
Citizens Financial Group, Inc.	9,426	412,482
Fifth Third Bancorp	14,320	605,450
Huntington Bancshares, Inc.	30,283	492,704
JPMorgan Chase & Co.	105,492	25,287,487
KeyCorp	20,056	343,760
M&T Bank Corp.	3,502	658,411
PNC Financial Services Group, Inc. (The)	8,223	1,585,806
Regions Financial Corp.	19,017	447,280
Truist Financial Corp.	79,712	3,457,907
US Bancorp	32,805	1,569,063
Wells Fargo & Co.	69,509	4,882,312

		48,646,742

Capital Markets (2.6%)
Ameriprise Financial, Inc.	2,025	1,078,171
Bank of New York Mellon Corp. (The)	15,179	1,166,203
BlackRock, Inc.‡	3,039	3,115,309
Blackstone, Inc.	15,039	2,593,024
Cboe Global Markets, Inc.	2,224	434,570
Charles Schwab Corp. (The)	31,059	2,298,677
CME Group, Inc.	7,576	1,759,374
FactSet Research Systems, Inc.	797	382,783
Franklin Resources, Inc.	7,151	145,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Goldman Sachs Group, Inc. (The)	6,553	$3,752,379
Intercontinental Exchange, Inc.	65,899	9,819,610
Invesco Ltd.	8,878	155,187
KKR & Co., Inc.	59,233	8,761,153
MarketAxess Holdings, Inc.	802	181,284
Moody’s Corp.	3,290	1,557,387
Morgan Stanley	25,897	3,255,771
MSCI, Inc.	4,756	2,853,648
Nasdaq, Inc.	8,574	662,856
Northern Trust Corp.	4,169	427,322
Raymond James Financial, Inc.	3,725	578,604
Robinhood Markets, Inc., Class A*	70,162	2,614,236
S&P Global, Inc.	6,628	3,300,943
State Street Corp.	6,050	593,808
T. Rowe Price Group, Inc.	4,587	518,744

		52,006,137

Consumer Finance (0.4%)
American Express Co.	11,618	3,448,106
Capital One Financial Corp.	7,961	1,419,606
Discover Financial Services	20,741	3,592,963
Synchrony Financial	7,897	513,305

		8,973,980

Financial Services (3.2%)
Apollo Global Management, Inc.	9,332	1,541,273
Berkshire Hathaway, Inc., Class B*	42,476	19,253,521
Corpay, Inc.*	1,467	496,462
Fidelity National Information Services, Inc.	11,111	897,436
Fiserv, Inc.*	11,877	2,439,773
Global Payments, Inc.	5,382	603,107
Jack Henry & Associates, Inc.	1,567	274,695
Mastercard, Inc., Class A	25,376	13,362,240
PayPal Holdings, Inc.*	20,930	1,786,376
Toast, Inc., Class A*	63,877	2,328,317
Visa, Inc., Class A	69,835	22,070,653

		65,053,853

Insurance (2.0%)
Aflac, Inc.	10,543	1,090,568
Allstate Corp. (The)	32,128	6,193,957
American International Group, Inc.	13,022	948,002
Aon plc, Class A	4,492	1,613,347
Arch Capital Group Ltd.	22,710	2,097,269
Arthur J Gallagher & Co.	5,237	1,486,522
Assurant, Inc.	1,045	222,815
Brown & Brown, Inc.	5,118	522,138
Chubb Ltd.	7,794	2,153,482
Cincinnati Financial Corp.	3,223	463,145
Erie Indemnity Co., Class A	550	226,727
Everest Group Ltd.	877	317,877
Globe Life, Inc.	1,768	197,167
Hartford Financial Services Group, Inc. (The)	5,945	650,383
Loews Corp.	3,761	318,519
Marsh & McLennan Cos., Inc.	23,311	4,951,490
MetLife, Inc.	12,026	984,689
Principal Financial Group, Inc.	4,352	336,888
Progressive Corp. (The)	48,693	11,667,330
Prudential Financial, Inc.	7,536	893,242
Travelers Cos., Inc. (The)	4,815	1,159,885
W.R. Berkley Corp.	6,160	$360,483
Willis Towers Watson plc	2,057	644,335

		39,500,260

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	275,890	2,540,947

Total Financials		216,721,919

Health Care (8.7%)
Biotechnology (1.2%)
AbbVie, Inc.	52,201	9,276,118
Alnylam Pharmaceuticals, Inc.*	4,424	1,041,012
Amgen, Inc.	18,898	4,925,575
Biogen, Inc.*	3,073	469,923
Gilead Sciences, Inc.	25,948	2,396,817
Incyte Corp.*	3,145	217,225
Moderna, Inc.*	7,457	310,062
Regeneron Pharmaceuticals, Inc.*	4,740	3,376,444
Vertex Pharmaceuticals, Inc.*	5,369	2,162,096

		24,175,272

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	51,894	5,869,730
Align Technology, Inc.*	1,537	320,480
Baxter International, Inc.	10,385	302,827
Becton Dickinson & Co.	22,131	5,020,860
Boston Scientific Corp.*	30,679	2,740,248
Cooper Cos., Inc. (The)*	4,302	395,483
Dexcom, Inc.*	8,065	627,215
Edwards Lifesciences Corp.*	12,202	903,314
GE HealthCare Technologies, Inc.	9,727	760,457
Hologic, Inc.*	4,784	344,879
IDEXX Laboratories, Inc.*	1,689	698,300
Insulet Corp.*	1,456	380,118
Intuitive Surgical, Inc.*	14,138	7,379,470
Medtronic plc	26,697	2,132,556
ResMed, Inc.	3,062	700,249
Solventum Corp.*	2,870	189,592
STERIS plc	2,051	421,604
Stryker Corp.	7,138	2,570,037
Teleflex, Inc.	900	160,182
Zimmer Biomet Holdings, Inc.	4,315	455,793

		32,373,394

Health Care Providers & Services (1.8%)
Cardinal Health, Inc.	5,071	599,747
Cencora, Inc.	3,644	818,734
Centene Corp.*	10,357	627,427
Cigna Group (The)	26,853	7,415,187
CVS Health Corp.	26,470	1,188,238
DaVita, Inc.*	1,018	152,242
Elevance Health, Inc.	7,406	2,732,073
HCA Healthcare, Inc.	3,787	1,136,668
Henry Schein, Inc.*	2,765	191,338
Humana, Inc.	2,510	636,812
Labcorp Holdings, Inc.	1,725	395,577
McKesson Corp.	2,650	1,510,262
Molina Healthcare, Inc.*	1,167	339,655
Quest Diagnostics, Inc.	2,229	336,267
UnitedHealth Group, Inc.	36,324	18,374,859
Universal Health Services, Inc., Class B	1,299	233,067

		36,688,153

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	6,095	$818,802
Bio-Techne Corp.	3,243	233,593
Charles River Laboratories International, Inc.*	1,036	191,246
Danaher Corp.	42,012	9,643,855
IQVIA Holdings, Inc.*	3,673	721,781
Mettler-Toledo International, Inc.*	1,696	2,075,361
Revvity, Inc.	2,642	294,874
Thermo Fisher Scientific, Inc.	7,985	4,154,037
Waters Corp.*	1,224	454,079
West Pharmaceutical Services, Inc.	1,506	493,305

		19,080,933

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	74,762	4,228,539
Eli Lilly and Co.	36,056	27,835,232
Johnson & Johnson	50,263	7,269,035
Merck & Co., Inc.	52,810	5,253,539
Novo Nordisk A/S (ADR)	90,885	7,817,928
Pfizer, Inc.	118,168	3,134,997
Viatris, Inc.	26,222	326,464
Zoetis, Inc.	52,992	8,633,986

		64,499,720

Total Health Care		176,817,472

Industrials (6.4%)
Aerospace & Defense (1.4%)
Axon Enterprise, Inc.*	5,877	3,492,819
Boeing Co. (The)*	15,659	2,771,643
General Dynamics Corp.	5,425	1,429,433
General Electric Co.	40,151	6,696,785
Howmet Aerospace, Inc.	8,417	920,567
Huntington Ingalls Industries, Inc.	813	153,633
L3Harris Technologies, Inc.	3,971	835,022
Lockheed Martin Corp.	4,402	2,139,108
Northrop Grumman Corp.	2,890	1,356,248
RTX Corp.	27,771	3,213,660
Textron, Inc.	3,879	296,705
TransDigm Group, Inc.	3,475	4,403,798

		27,709,421

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	2,503	258,610
Expeditors International of Washington, Inc.	2,932	324,777
FedEx Corp.	13,575	3,819,055
United Parcel Service, Inc., Class B	15,222	1,919,494

		6,321,936

Building Products (0.4%)
A.O. Smith Corp.	2,555	174,277
Allegion plc	1,914	250,121
Builders FirstSource, Inc.*	2,399	342,889
Carrier Global Corp.	48,807	3,331,566
Johnson Controls International plc	14,111	1,113,781
Lennox International, Inc.	669	407,622
Masco Corp.	4,289	311,253
Trane Technologies plc	4,669	1,724,495

		7,656,004

Commercial Services & Supplies (0.3%)
Cintas Corp.	7,201	$1,315,622
Copart, Inc.*	18,106	1,039,103
Republic Services, Inc.	4,301	865,275
Rollins, Inc.	5,688	263,639
Veralto Corp.	5,155	525,037
Waste Connections, Inc.	5,841	1,002,199
Waste Management, Inc.	7,686	1,550,958

		6,561,833

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	13,550	5,746,013
Quanta Services, Inc.	3,112	983,548

		6,729,561

Electrical Equipment (0.8%)
AMETEK, Inc.	4,843	872,999
Eaton Corp. plc	24,875	8,255,266
Emerson Electric Co.	12,039	1,491,993
GE Vernova, Inc.	12,534	4,122,809
Generac Holdings, Inc.*	1,292	200,325
Hubbell, Inc., Class B	1,086	454,914
Rockwell Automation, Inc.	2,400	685,896

		16,084,202

Ground Transportation (0.9%)
CSX Corp.	40,739	1,314,648
JB Hunt Transport Services, Inc.	1,691	288,586
Norfolk Southern Corp.	4,676	1,097,457
Old Dominion Freight Line, Inc.	3,859	680,728
Saia, Inc.*	18,128	8,261,473
Uber Technologies, Inc.*	43,844	2,644,670
Union Pacific Corp.	18,050	4,116,122

		18,403,684

Industrial Conglomerates (0.2%)
3M Co.	11,279	1,456,006
Honeywell International, Inc.	13,575	3,066,457

		4,522,463

Machinery (0.9%)
Caterpillar, Inc.	10,079	3,656,258
Cummins, Inc.	2,839	989,675
Deere & Co.	5,312	2,250,694
Dover Corp.	2,863	537,099
Fortive Corp.	7,392	554,400
IDEX Corp.	1,544	323,144
Illinois Tool Works, Inc.	5,671	1,437,939
Ingersoll Rand, Inc.	30,126	2,725,198
Nordson Corp.	1,133	237,069
Otis Worldwide Corp.	8,459	783,388
PACCAR, Inc.	11,073	1,151,813
Parker-Hannifin Corp.	2,715	1,726,821
Pentair plc	3,345	336,641
Snap-on, Inc.	1,099	373,089
Stanley Black & Decker, Inc.	3,250	260,943
Westinghouse Air Brake Technologies Corp.	3,556	674,182
Xylem, Inc.	5,010	581,260

		18,599,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Passenger Airlines (0.1%)
Delta Air Lines, Inc.	13,180	$797,390
Southwest Airlines Co.	12,471	419,275
United Airlines Holdings, Inc.*	6,708	651,347

		1,868,012

Professional Services (0.5%)
Automatic Data Processing, Inc.	8,483	2,483,229
Broadridge Financial Solutions, Inc.	2,394	541,260
Dayforce, Inc.*	32,433	2,355,933
Equifax, Inc.	2,625	668,981
Jacobs Solutions, Inc.	2,518	336,455
Leidos Holdings, Inc.	2,874	414,028
Paychex, Inc.	6,758	947,607
Paycom Software, Inc.	977	200,256
Verisk Analytics, Inc.	2,968	817,476

		8,765,225

Trading Companies & Distributors (0.3%)
Fastenal Co.	12,084	868,960
FTAI Aviation Ltd.	19,165	2,760,527
United Rentals, Inc.	1,356	955,221
W.W. Grainger, Inc.	930	980,266

		5,564,974

Total Industrials		128,786,928

Information Technology (24.7%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	21,487	2,374,958
Cisco Systems, Inc.	83,215	4,926,328
F5, Inc.*	1,255	315,595
Juniper Networks, Inc.	7,041	263,685
Motorola Solutions, Inc.	3,509	1,621,965

		9,502,531

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	25,364	1,761,530
CDW Corp.	2,720	473,389
Corning, Inc.	15,817	751,624
Jabil, Inc.	2,397	344,928
Keysight Technologies, Inc.*	3,597	577,786
TE Connectivity plc	6,205	887,129
Teledyne Technologies, Inc.*	984	456,704
Trimble, Inc.*	4,925	348,000
Zebra Technologies Corp., Class A*	1,071	413,642

		6,014,732

IT Services (0.8%)
Accenture plc, Class A	18,368	6,461,679
Akamai Technologies, Inc.*	3,207	306,750
Cognizant Technology Solutions Corp., Class A	10,209	785,072
EPAM Systems, Inc.*	1,251	292,509
Gartner, Inc.*	1,596	773,214
GoDaddy, Inc., Class A*	2,879	568,228
International Business Machines Corp.	19,289	4,240,301
Snowflake, Inc., Class A*	18,366	2,835,894
VeriSign, Inc.*	1,794	371,286

		16,634,933

Semiconductors & Semiconductor Equipment (9.8%)
Advanced Micro Devices, Inc.*	33,879	$4,092,244
Analog Devices, Inc.	10,333	2,195,349
Applied Materials, Inc.	17,211	2,799,025
Broadcom, Inc.	192,863	44,713,358
Enphase Energy, Inc.*	2,737	187,977
First Solar, Inc.*	2,307	406,586
Intel Corp.	90,133	1,807,167
KLA Corp.	7,075	4,458,099
Lam Research Corp.	26,862	1,940,242
Microchip Technology, Inc.	11,212	643,008
Micron Technology, Inc.	55,835	4,699,074
Monolithic Power Systems, Inc.	13,464	7,966,649
NVIDIA Corp.	741,395	99,561,935
NXP Semiconductors NV	5,267	1,094,746
ON Semiconductor Corp.*	66,718	4,206,570
QUALCOMM, Inc.	23,194	3,563,062
Skyworks Solutions, Inc.	3,418	303,108
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	48,580	9,594,064
Teradyne, Inc.	3,306	416,292
Texas Instruments, Inc.	19,044	3,570,940

		198,219,495

Software (9.0%)
Adobe, Inc.*	9,190	4,086,609
ANSYS, Inc.*	1,799	606,857
AppLovin Corp., Class A*	42,800	13,859,924
Atlassian Corp., Class A*	13,513	3,288,794
Autodesk, Inc.*	4,529	1,338,637
Cadence Design Systems, Inc.*	5,784	1,737,861
Crowdstrike Holdings, Inc., Class A*	4,877	1,668,714
Fair Isaac Corp.*	515	1,025,329
Fortinet, Inc.*	13,215	1,248,553
Gen Digital, Inc.	11,658	319,196
Intuit, Inc.	14,797	9,299,915
Microsoft Corp.	238,712	100,617,108
Oracle Corp.	33,538	5,588,772
Palantir Technologies, Inc., Class A*	42,538	3,217,149
Palo Alto Networks, Inc.*	13,680	2,489,213
PTC, Inc.*	2,470	454,159
Roper Technologies, Inc.	2,264	1,176,940
Salesforce, Inc.	36,774	12,294,651
ServiceNow, Inc.*	14,829	15,720,519
Synopsys, Inc.*	3,226	1,565,771
Tyler Technologies, Inc.*	890	513,210
Workday, Inc., Class A*	4,447	1,147,459

		183,265,340

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	334,098	83,664,821
Dell Technologies, Inc., Class C	6,413	739,034
Hewlett Packard Enterprise Co.	26,685	569,725
HP, Inc.	20,605	672,342
NetApp, Inc.	4,182	485,447
Seagate Technology Holdings plc	4,321	372,945
Super Micro Computer, Inc.*	10,810	329,489
Western Digital Corp.*	6,859	409,002

		87,242,805

Total Information Technology		500,879,836

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Materials (1.8%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	10,769	$3,123,441
Albemarle Corp. (x)	2,577	221,828
Celanese Corp.	2,381	164,789
CF Industries Holdings, Inc.	3,544	302,374
Corteva, Inc.	148,662	8,467,787
Dow, Inc.	14,907	598,218
DuPont de Nemours, Inc.	8,705	663,756
Eastman Chemical Co.	2,333	213,050
Ecolab, Inc.	5,297	1,241,193
FMC Corp.	2,560	124,442
International Flavors & Fragrances, Inc.	5,182	438,138
Linde plc	15,162	6,347,875
LyondellBasell Industries NV, Class A	5,524	410,267
Mosaic Co. (The)	6,784	166,751
PPG Industries, Inc.	4,711	562,729
Sherwin-Williams Co. (The)	15,013	5,103,369

		28,150,007

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	1,303	673,000
Vulcan Materials Co.	2,770	712,527

		1,385,527

Containers & Packaging (0.1%)
Amcor plc	30,998	291,691
Avery Dennison Corp.	1,604	300,157
Ball Corp.	5,972	329,237
International Paper Co.	7,298	392,778
Packaging Corp. of America	1,847	415,815
Smurfit WestRock plc	10,312	555,404

		2,285,082

Metals & Mining (0.3%)
ATI, Inc.*	45,788	2,520,171
Freeport-McMoRan, Inc.	30,086	1,145,675
Newmont Corp.	23,687	881,630
Nucor Corp.	4,937	576,197
Steel Dynamics, Inc.	3,038	346,545

		5,470,218

Total Materials		37,290,834

Real Estate (1.2%)
Health Care REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	3,107	303,088
Healthpeak Properties, Inc. (REIT)	14,410	292,091
Ventas, Inc. (REIT)	8,810	518,821
Welltower, Inc. (REIT)	29,488	3,716,372

		4,830,372

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	14,686	257,299

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	19,262	2,035,993

Office REITs (0.0%)†
BXP, Inc. (REIT)	2,843	211,405

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	6,315	$829,096
CoStar Group, Inc.*	8,486	607,513

		1,436,609

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	3,035	667,609
Camden Property Trust (REIT)	2,203	255,636
Equity Residential (REIT)	6,947	498,517
Essex Property Trust, Inc. (REIT)	1,378	393,336
Invitation Homes, Inc. (REIT)	11,892	380,187
Mid-America Apartment Communities, Inc. (REIT)	2,389	369,268
UDR, Inc. (REIT)	6,001	260,504

		2,825,057

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	1,662	186,061
Kimco Realty Corp. (REIT)	14,394	337,252
Realty Income Corp. (REIT)	18,049	963,997
Regency Centers Corp. (REIT)	3,580	264,669
Simon Property Group, Inc. (REIT)	6,396	1,101,455

		2,853,434

Specialized REITs (0.5%)
American Tower Corp. (REIT)	9,700	1,779,077
Crown Castle, Inc. (REIT)	8,956	812,847
Digital Realty Trust, Inc. (REIT)	6,413	1,137,217
Equinix, Inc. (REIT)	2,006	1,891,437
Extra Space Storage, Inc. (REIT)	4,533	678,137
Iron Mountain, Inc. (REIT)	5,997	630,345
Public Storage (REIT)	3,287	984,259
SBA Communications Corp. (REIT)	2,322	473,224
VICI Properties, Inc. (REIT), Class A	21,833	637,742
Weyerhaeuser Co. (REIT)	15,690	441,673

		9,465,958

Total Real Estate		23,916,127

Utilities (2.5%)
Electric Utilities (1.6%)
Alliant Energy Corp.	5,103	301,791
American Electric Power Co., Inc.	66,941	6,173,968
Constellation Energy Corp.	24,799	5,547,784
Duke Energy Corp.	16,007	1,724,594
Edison International	8,078	644,948
Entergy Corp.	8,894	674,343
Evergy, Inc.	4,698	289,162
Eversource Energy	7,672	440,603
Exelon Corp.	20,556	773,728
FirstEnergy Corp.	10,732	426,919
NextEra Energy, Inc.	101,275	7,260,405
NRG Energy, Inc.	4,365	393,810
PG&E Corp.	45,150	911,127
Pinnacle West Capital Corp.	2,520	213,620
PPL Corp.	14,938	484,888
Southern Co. (The)	69,498	5,721,075
Xcel Energy, Inc.	11,936	805,919

		32,788,684

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Gas Utilities (0.2%)
Atmos Energy Corp.	32,732	$4,558,586

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	15,295	196,847
Vistra Corp.	7,177	989,493

		1,186,340

Multi-Utilities (0.6%)
Ameren Corp.	5,417	482,871
CenterPoint Energy, Inc.	13,817	438,413
CMS Energy Corp.	6,350	423,227
Consolidated Edison, Inc.	7,355	656,287
Dominion Energy, Inc.	17,325	933,125
DTE Energy Co.	4,366	527,194
NiSource, Inc.	124,556	4,578,679
Public Service Enterprise Group, Inc.	10,397	878,443
Sempra	13,374	1,173,167
WEC Energy Group, Inc.	6,747	634,488

		10,725,894

Water Utilities (0.0%)†
American Water Works Co., Inc.	4,032	501,944

Total Utilities		49,761,448

Total Common Stocks (80.6%) (Cost $620,080,572)		1,632,553,943

EXCHANGE TRADED FUNDS (ETF):
Equity (9.2%)
iShares Core S&P 500 ETF	107,044	63,014,662
iShares Morningstar Growth ETF	88,790	7,955,584
iShares Morningstar U.S. Equity ETF‡	359,408	29,169,553
iShares Morningstar Value ETF (x)	6,126	496,084
iShares Russell 1000 ETF (x)	98,299	31,668,006
SPDR Portfolio S&P 500 Growth ETF (x)	78,900	6,935,310
SPDR Portfolio S&P 500 Value ETF (x)	8,100	414,234
Vanguard Growth ETF	20,100	8,249,844
Vanguard Large-Cap ETF	108,213	29,185,046
Vanguard Russell 1000 Growth ETF (x)	74,000	7,644,200
Vanguard Russell 1000 Value ETF (x)	6,400	520,000
Vanguard Value ETF (x)	3,100	524,830

Total Exchange Traded Funds (9.2%) (Cost $51,869,100)		185,777,353

SHORT-TERM INVESTMENTS:
Investment Companies (5.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	8,000,000	$8,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	12,953,521	12,953,521
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	90,396,952	90,433,110
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		114,386,631

Total Short-Term Investments (5.7%) (Cost $114,369,184)		114,386,631

Total Investments in Securities (95.5%) (Cost $786,318,856)		1,932,717,927
Other Assets Less Liabilities (4.5%)		91,703,767

Net Assets (100%)		$2,024,421,694

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $24,407,556. This was collateralized by $1,190,981 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 1/31/25 – 11/15/51 and by cash of $23,953,521 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)**	8,223	1,605,175	—	(360,644)	276,168	65,107	1,585,806	59,380	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Capital Markets
BlackRock, Inc.	3,039	2,936,281	99,783	(574,739)	438,097	215,887	3,115,309	65,428	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF	359,408	30,736,750	—	(8,105,308)	5,326,229	1,211,882	29,169,553	383,706	—

Total		35,278,206	99,783	(9,040,691)	6,040,494	1,492,876	33,870,668	508,514	—

**	Not affiliated at December 31, 2024.

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	674	3/2025	USD	200,034,775	(6,519,151)

					(6,519,151)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$190,347,599	$—	$—	$190,347,599
Consumer Discretionary	178,104,937	—	—	178,104,937
Consumer Staples	84,444,452	—	—	84,444,452
Energy	45,482,391	—	—	45,482,391
Financials	216,721,919	—	—	216,721,919
Health Care	176,817,472	—	—	176,817,472
Industrials	128,786,928	—	—	128,786,928
Information Technology	500,879,836	—	—	500,879,836
Materials	37,290,834	—	—	37,290,834
Real Estate	23,916,127	—	—	23,916,127
Utilities	49,761,448	—	—	49,761,448
Exchange Traded Funds	185,777,353	—	—	185,777,353
Short-Term Investments
Investment Companies	114,386,631	—	—	114,386,631

Total Assets	$1,932,717,927	$—	$—	$1,932,717,927

Liabilities:
Futures	$(6,519,151)	$—	$—	$(6,519,151)

Total Liabilities	$(6,519,151)	$—	$—	$(6,519,151)

Total	$1,926,198,776	$—	$—	$1,926,198,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(6,519,151	)*

Total		$(6,519,151)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$45,502,357	$45,502,357

Total	$45,502,357	$45,502,357

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(13,257,822)	$(13,257,822)

Total	$(13,257,822)	$(13,257,822)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$201,668,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$645,664,044
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,035,249,369

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 1%)*	Net Proceeds of Sales and Redemptions (affiliated 3%)*	Net Realized Gain (Loss)
$9,174,919	$33,367,164	$22,519,171

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,172,118,391
Aggregate gross unrealized depreciation	(29,739,576)

Net unrealized appreciation	$1,142,378,815

Federal income tax cost of investments in securities and derivative instruments, if applicable	$783,819,961

For the year ended December 31, 2024, the Portfolio incurred approximately $542 as brokerage commissions with Bernstein Institutional Services LLC and $4,066 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $6,483,181)	$32,284,862
Unaffiliated Issuers (Cost $779,835,675)	1,900,433,065
Cash	106,217,273
Foreign cash (Cost $7)	7
Cash held as collateral at broker for futures	10,437,600
Dividends, interest and other receivables	1,792,898
Receivable for securities sold	177,171
Receivable for Portfolio shares sold	64,466
Securities lending income receivable	10,229
Other assets	9,010

Total assets	2,051,426,581

LIABILITIES
Payable for return of collateral on securities loaned	23,953,521
Investment management fees payable	836,618
Due to broker for futures variation margin	774,848
Payable for Portfolio shares repurchased	652,170
Distribution fees payable – Class IB	322,866
Administrative fees payable	218,858
Payable for securities purchased	30,033
Trustees’ fees payable	3,357
Accrued expenses	212,616

Total liabilities	27,004,887

Commitments and contingent liabilities^
NET ASSETS	$2,024,421,694

Net assets were comprised of:
Paid in capital	$952,118,546
Total distributable earnings (loss)	1,072,303,148

Net assets	$2,024,421,694

Class IB
Net asset value, offering and redemption price per share, $1,489,983,406 / 136,685,470 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.90

Class K
Net asset value, offering and redemption price per share, $534,438,288 / 48,942,963 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.92

(x)	Includes value of securities on loan of $24,407,556.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($508,514 of dividend income received from affiliates) (net of $44,296 foreign withholding tax)	$27,551,471
Interest	6,551,312
Securities lending (net)	87,619

Total income	34,190,402

EXPENSES
Investment management fees	9,850,456
Distribution fees – Class IB (a)	3,736,432
Administrative fees	2,594,379
Custodian fees	215,699
Printing and mailing expenses	176,504
Professional fees	129,642
Trustees’ fees	68,301
Distribution fees – Class IA (a)	8,697
Miscellaneous	52,258

Total expenses	16,832,368

NET INVESTMENT INCOME (LOSS)	17,358,034

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($6,040,494 realized gain (loss) from affiliates)	309,480,613
Futures contracts	45,502,357
Foreign currency transactions	(436)

Net realized gain (loss)	354,982,534

Change in unrealized appreciation (depreciation) on:
Investments in securities ($1,492,876 of change in unrealized appreciation (depreciation) from affiliates)	80,992,101
Futures contracts	(13,257,822)

Net change in unrealized appreciation (depreciation)	67,734,279

NET REALIZED AND UNREALIZED GAIN (LOSS)	422,716,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$440,074,847

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,358,034	$17,765,015
Net realized gain (loss)	354,982,534	162,254,289
Net change in unrealized appreciation (depreciation)	67,734,279	240,812,154

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	440,074,847	420,831,458

Distributions to shareholders:
Class IA	—	(652,632)
Class IB	(273,894,173)	(132,008,788)
Class K	(99,470,476)	(58,160,408)

Total distributions to shareholders	(373,364,649)	(190,821,828)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 12,400 and 30,585 shares, respectively ]	142,517	319,455
Capital shares issued in reinvestment of dividends and distributions [ 0 and 62,738 shares, respectively ]	—	652,632
Capital shares repurchased in connection with share class combination (Note 1) [ (600,511) and 0 shares, respectively ]	(7,381,517)	—
Capital shares repurchased [ (69,979) and (67,063) shares, respectively ]	(809,815)	(704,538)

Total Class IA transactions	(8,048,815)	267,549

Class IB
Capital shares sold [ 1,606,849 and 1,361,079 shares, respectively ]	19,219,759	14,154,190
Capital shares issued in connection with share class combination (Note 1) [ 600,307 and 0 shares, respectively ]	7,381,517	—
Capital shares issued in reinvestment of dividends and distributions [ 23,949,088 and 12,686,728 shares, respectively ]	273,894,173	132,008,788
Capital shares repurchased [ (22,300,892) and (18,898,925) shares, respectively ]	(267,779,201)	(197,334,260)

Total Class IB transactions	32,716,248	(51,171,282)

Class K
Capital shares sold [ 453,664 and 48,069 shares, respectively ]	5,672,339	498,550
Capital shares issued in reinvestment of dividends and distributions [ 8,678,397 and 5,578,944 shares, respectively ]	99,470,476	58,160,408
Capital shares repurchased [ (16,579,493) and (8,506,776) shares, respectively ]	(196,596,481)	(89,161,190)

Total Class K transactions	(91,453,666)	(30,502,232)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(66,786,233)	(81,405,965)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(76,035)	148,603,665
NET ASSETS:
Beginning of year	2,024,497,729	1,875,894,064

End of year	$2,024,421,694	$2,024,497,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.66	$9.49	$12.78	$11.62	$11.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.09	0.08	0.05	0.07
Net realized and unrealized gain (loss)	2.48	2.14	(2.43)	3.07	1.72

Total from investment operations	2.57	2.23	(2.35)	3.12	1.79

Less distributions:
Dividends from net investment income	(0.12)	(0.19)	— #	(0.05)	(0.07)
Distributions from net realized gains	(2.21)	(0.87)	(0.94)	(1.91)	(1.36)

Total dividends and distributions	(2.33)	(1.06)	(0.94)	(1.96)	(1.43)

Net asset value, end of year	$10.90	$10.66	$9.49	$12.78	$11.62

Total return	23.62%	23.98%	(18.42)%	27.31%	16.36%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,489,983	$1,415,755	$1,306,856	$1,828,419	$1,655,697
Ratio of expenses to average net assets (f)	0.88%	0.89%	0.87%	0.86%	0.87%
Ratio of net investment income (loss) to average net assets (f)	0.77%	0.84%	0.74%	0.38%	0.67%
Portfolio turnover rate^	35%	30%	31%	31%	31%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.67	$9.50	$12.79	$11.62	$11.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.11	0.11	0.08	0.10
Net realized and unrealized gain (loss)	2.49	2.14	(2.43)	3.08	1.72

Total from investment operations	2.61	2.25	(2.32)	3.16	1.82

Less distributions:
Dividends from net investment income	(0.15)	(0.21)	(0.03)	(0.08)	(0.10)
Distributions from net realized gains	(2.21)	(0.87)	(0.94)	(1.91)	(1.36)

Total dividends and distributions	(2.36)	(1.08)	(0.97)	(1.99)	(1.46)

Net asset value, end of year	$10.92	$10.67	$9.50	$12.79	$11.62

Total return	23.96%	24.24%	(18.20)%	27.66%	16.61%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$534,438	$601,731	$563,043	$874,407	$809,692
Ratio of expenses to average net assets (f)	0.63%	0.64%	0.62%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets (f)	1.02%	1.08%	0.98%	0.63%	0.92%
Portfolio turnover rate^	35%	30%	31%	31%	31%

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.2%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	938	$27,220

Entertainment (1.7%)
Liberty Media Corp.-Liberty Formula One, Class A*	728	61,181
Liberty Media Corp.-Liberty Formula One, Class C*	6,470	599,510
Live Nation Entertainment, Inc.*	13,933	1,804,324
Madison Square Garden Sports Corp.*	131	29,564
Netflix, Inc.*	37,774	33,668,722
ROBLOX Corp., Class A*	45,086	2,608,676
Roku, Inc.*	1,672	124,296
Spotify Technology SA*	12,971	5,802,966
TKO Group Holdings, Inc., Class A*	954	135,573

		44,834,812

Interactive Media & Services (11.3%)
Alphabet, Inc., Class A	518,931	98,233,638
Alphabet, Inc., Class C	429,288	81,753,607
Meta Platforms, Inc., Class A	193,440	113,261,055
Pinterest, Inc., Class A*	53,062	1,538,798
TripAdvisor, Inc.*	504	7,444
Trump Media & Technology Group Corp.*	3,184	108,574

		294,903,116

Media (0.2%)
Liberty Broadband Corp., Class A*	357	26,546
Liberty Broadband Corp., Class C*	2,385	178,303
Nexstar Media Group, Inc., Class A	1,075	169,818
Trade Desk, Inc. (The), Class A*	39,002	4,583,905

		4,958,572

Total Communication Services		344,723,720

Consumer Discretionary (15.8%)
Automobiles (3.8%)
Tesla, Inc.*	245,367	99,089,009

Broadline Retail (7.1%)
Amazon.com, Inc.*	830,349	182,170,267
Coupang, Inc., Class A*	102,201	2,246,378
Etsy, Inc.*	6,690	353,834

		184,770,479

Distributors (0.0%)†
Pool Corp.	3,289	1,121,352

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	763	84,579
Duolingo, Inc., Class A*	3,237	1,049,532
Grand Canyon Education, Inc.*	833	136,445
H&R Block, Inc.	2,387	126,129

		1,396,685

Hotels, Restaurants & Leisure (2.2%)
Airbnb, Inc., Class A*	38,579	5,069,666
Booking Holdings, Inc.	2,825	14,035,786
Cava Group, Inc.*	6,656	750,797
Chipotle Mexican Grill, Inc.*	120,576	$7,270,733
Choice Hotels International, Inc. (x)	2,090	296,738
Churchill Downs, Inc.	6,147	820,870
Darden Restaurants, Inc.	5,546	1,035,383
Domino’s Pizza, Inc.	1,071	449,563
DoorDash, Inc., Class A*	26,722	4,482,615
DraftKings, Inc., Class A*	39,950	1,486,140
Dutch Bros, Inc., Class A*	3,808	199,463
Expedia Group, Inc.*	11,157	2,078,884
Hilton Worldwide Holdings, Inc.	11,123	2,749,161
Hyatt Hotels Corp., Class A (x)	560	87,909
Las Vegas Sands Corp.	31,225	1,603,716
Light & Wonder, Inc.*	7,962	687,758
McDonald’s Corp.	4,071	1,180,142
Norwegian Cruise Line Holdings Ltd.*	37,766	971,719
Planet Fitness, Inc., Class A*	4,169	412,189
Royal Caribbean Cruises Ltd.	7,259	1,674,579
Starbucks Corp.	77,619	7,082,734
Texas Roadhouse, Inc., Class A	5,883	1,061,470
Vail Resorts, Inc.	2,814	527,484
Wendy’s Co. (The)	7,487	122,038
Wingstop, Inc.	2,589	735,794
Wyndham Hotels & Resorts, Inc.	590	59,466
Wynn Resorts Ltd.	676	58,244
Yum! Brands, Inc.	9,548	1,280,960

		58,272,001

Household Durables (0.0%)†
SharkNinja, Inc.*	1,156	112,548
Tempur Sealy International, Inc.	14,802	839,126
TopBuild Corp.*	224	69,740

		1,021,414

Leisure Products (0.0%)†
Hasbro, Inc.	10,724	599,579
YETI Holdings, Inc.*	2,239	86,224

		685,803

Specialty Retail (2.1%)
AutoZone, Inc.*	1,374	4,399,548
Burlington Stores, Inc.*	5,595	1,594,911
CarMax, Inc.*	971	79,389
Carvana Co.*	3,341	679,426
Dick’s Sporting Goods, Inc.	449	102,749
Five Below, Inc.*	3,817	400,632
Floor & Decor Holdings, Inc., Class A*	3,380	336,986
Home Depot, Inc. (The)	69,880	27,182,621
Murphy USA, Inc.	1,635	820,361
O’Reilly Automotive, Inc.*	4,706	5,580,375
RH*	257	101,153
Ross Stores, Inc.	6,707	1,014,568
TJX Cos., Inc. (The)	59,119	7,142,166
Tractor Supply Co.	47,590	2,525,125
Ulta Beauty, Inc.*	3,656	1,590,104
Valvoline, Inc.*	11,395	412,271
Williams-Sonoma, Inc.	6,648	1,231,077

		55,193,462

Textiles, Apparel & Luxury Goods (0.5%)
Crocs, Inc.*	944	103,396

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Deckers Outdoor Corp.*	13,384	$2,718,156
Lululemon Athletica, Inc.*	10,651	4,073,049
NIKE, Inc., Class B	65,622	4,965,617
Skechers USA, Inc., Class A*	1,011	67,980

		11,928,198

Total Consumer Discretionary		413,478,403

Consumer Staples (3.2%)
Beverages (1.1%)
Boston Beer Co., Inc. (The), Class A*	159	47,697
Celsius Holdings, Inc.*	15,537	409,245
Coca-Cola Co. (The)	196,378	12,226,494
Monster Beverage Corp.*	50,534	2,656,067
PepsiCo, Inc.	95,884	14,580,121

		29,919,624

Consumer Staples Distribution & Retail (1.5%)
Casey’s General Stores, Inc.	565	223,870
Costco Wholesale Corp.	39,139	35,861,892
Performance Food Group Co.*	1,928	163,012
Sysco Corp.	27,297	2,087,129

		38,335,903

Food Products (0.0%)†
Freshpet, Inc.*	1,310	194,024
Hershey Co. (The)	1,786	302,459
Lamb Weston Holdings, Inc.	4,075	272,332
Pilgrim’s Pride Corp.*	342	15,524

		784,339

Household Products (0.6%)
Clorox Co. (The)	10,954	1,779,039
Colgate-Palmolive Co.	39,454	3,586,763
Kimberly-Clark Corp.	12,198	1,598,426
Procter & Gamble Co. (The)	46,454	7,788,013

		14,752,241

Personal Care Products (0.0%)†
e.l.f. Beauty, Inc.*	4,742	595,358
Estee Lauder Cos., Inc. (The), Class A	7,344	550,653

		1,146,011

Total Consumer Staples		84,938,118

Energy (0.4%)
Energy Equipment & Services (0.0%)†
Weatherford International plc	6,366	455,996

Oil, Gas & Consumable Fuels (0.4%)
Antero Midstream Corp.	11,423	172,373
Cheniere Energy, Inc.	10,356	2,225,194
Civitas Resources, Inc.	2,425	111,235
EQT Corp.	3,224	148,658
Hess Corp.	15,951	2,121,642
Matador Resources Co.	788	44,333
New Fortress Energy, Inc.(x)	3,039	45,950
Permian Resources Corp.	12,298	176,845
Targa Resources Corp.	19,390	3,461,115
Texas Pacific Land Corp.	1,657	1,832,576
Viper Energy, Inc., Class A	2,610	128,073

		10,467,994

Total Energy		10,923,990

Financials (6.5%)
Banks (0.1%)
NU Holdings Ltd., Class A*	280,807	$2,909,160
Popular, Inc.	648	60,951

		2,970,111

Capital Markets (1.7%)
Ameriprise Financial, Inc.	8,064	4,293,516
Ares Management Corp., Class A	16,149	2,858,857
Blackstone, Inc.	62,295	10,740,904
Blue Owl Capital, Inc., Class A	44,265	1,029,604
Charles Schwab Corp. (The)	13,163	974,194
Coinbase Global, Inc., Class A*	14,631	3,632,877
FactSet Research Systems, Inc.	1,188	570,573
Goldman Sachs Group, Inc. (The)	7,489	4,288,351
Houlihan Lokey, Inc., Class A	425	73,805
Jefferies Financial Group, Inc.	4,343	340,491
KKR & Co., Inc.	17,121	2,532,367
Lazard, Inc.	9,039	465,328
LPL Financial Holdings, Inc.	6,568	2,144,518
Moody’s Corp.	13,948	6,602,565
Morgan Stanley	6,046	760,103
Morningstar, Inc.	2,355	793,070
MSCI, Inc.	3,926	2,355,639
TPG, Inc., Class A	1,838	115,500
Tradeweb Markets, Inc., Class A	4,045	529,571
XP, Inc., Class A	3,636	43,087

		45,144,920

Consumer Finance (0.3%)
Ally Financial, Inc.	3,293	118,581
American Express Co.	18,576	5,513,171
Credit Acceptance Corp. (x)*	432	202,807
SoFi Technologies, Inc. (x)*	14,363	221,190

		6,055,749

Financial Services (3.8%)
Apollo Global Management, Inc.	34,445	5,688,936
Block, Inc., Class A*	20,686	1,758,103
Corpay, Inc.*	6,026	2,039,319
Equitable Holdings, Inc.‡	28,826	1,359,722
Fiserv, Inc.*	16,087	3,304,592
Mastercard, Inc., Class A	72,955	38,415,914
Shift4 Payments, Inc., Class A (x)*	5,406	561,035
Toast, Inc., Class A*	39,136	1,426,507
UWM Holdings Corp., Class A (x)	5,717	33,559
Visa, Inc., Class A	139,096	43,959,900
Western Union Co. (The)	5,250	55,650
WEX, Inc. (x)*	336	58,908

		98,662,145

Insurance (0.6%)
Allstate Corp. (The)	3,616	697,129
Arthur J Gallagher & Co.	1,314	372,979
Brown & Brown, Inc.	9,272	945,929
Everest Group Ltd.	619	224,363
Kinsale Capital Group, Inc.	1,943	903,748
Markel Group, Inc.*	267	460,903
Marsh & McLennan Cos., Inc.	5,963	1,266,601
Progressive Corp. (The)	43,502	10,423,514
RLI Corp.	223	36,757

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Ryan Specialty Holdings, Inc., Class A	9,027	$579,172

		15,911,095

Total Financials		168,744,020

Health Care (6.6%)
Biotechnology (1.3%)
AbbVie, Inc.	67,570	12,007,189
Alnylam Pharmaceuticals, Inc.*	9,896	2,328,628
Amgen, Inc.	36,881	9,612,664
Apellis Pharmaceuticals, Inc.*	9,213	293,987
Exact Sciences Corp.*	6,357	357,200
Exelixis, Inc.*	21,062	701,364
Incyte Corp.*	828	57,190
Ionis Pharmaceuticals, Inc.*	12,838	448,816
Natera, Inc.*	9,986	1,580,784
Neurocrine Biosciences, Inc.*	8,799	1,201,063
Regeneron Pharmaceuticals, Inc.*	775	552,056
Sarepta Therapeutics, Inc.*	7,990	971,504
Ultragenyx Pharmaceutical, Inc.*	7,952	334,541
Vertex Pharmaceuticals, Inc.*	11,413	4,596,015
Viking Therapeutics, Inc. (x)*	9,278	373,347

		35,416,348

Health Care Equipment & Supplies (1.2%)
Align Technology, Inc.*	3,875	807,976
Dexcom, Inc.*	35,323	2,747,070
Edwards Lifesciences Corp.*	10,077	746,000
GE HealthCare Technologies, Inc.	3,772	294,895
IDEXX Laboratories, Inc.*	7,275	3,007,776
Inspire Medical Systems, Inc.*	2,584	479,022
Insulet Corp.*	6,162	1,608,713
Intuitive Surgical, Inc.*	31,188	16,278,889
Masimo Corp.*	1,965	324,815
Penumbra, Inc.*	3,253	772,522
ResMed, Inc.	3,503	801,101
Stryker Corp.	9,488	3,416,154

		31,284,933

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	12,767	1,509,953
Cencora, Inc.	14,656	3,292,910
Chemed Corp.	133	70,463
Cigna Group (The)	2,239	618,277
DaVita, Inc.*	4,449	665,348
Elevance Health, Inc.	3,284	1,211,468
HCA Healthcare, Inc.	4,079	1,224,312
McKesson Corp.	4,935	2,812,506
Molina Healthcare, Inc.*	3,233	940,965
UnitedHealth Group, Inc.	5,521	2,792,853

		15,139,055

Health Care Technology (0.1%)
Doximity, Inc., Class A*	812	43,352
Veeva Systems, Inc., Class A*	13,015	2,736,404

		2,779,756

Life Sciences Tools & Services (0.2%)
10X Genomics, Inc., Class A*	6,152	88,343
Bruker Corp.	6,107	357,992
Fortrea Holdings, Inc.*	797	14,864
IQVIA Holdings, Inc.*	1,797	$353,128
Medpace Holdings, Inc.*	2,242	744,860
Repligen Corp.*	703	101,190
Waters Corp.*	3,172	1,176,749
West Pharmaceutical Services, Inc.	3,888	1,273,553

		4,110,679

Pharmaceuticals (3.2%)
Eli Lilly and Co.	70,678	54,563,416
Intra-Cellular Therapies, Inc.*	9,081	758,445
Merck & Co., Inc.	223,860	22,269,593
Zoetis, Inc.	33,307	5,426,710

		83,018,164

Total Health Care		171,748,935

Industrials (4.2%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	6,336	3,765,612
Boeing Co. (The)*	9,957	1,762,389
BWX Technologies, Inc.	1,641	182,791
General Electric Co.	20,661	3,446,048
HEICO Corp.	3,889	924,571
HEICO Corp., Class A	7,166	1,333,449
Howmet Aerospace, Inc.	2,181	238,536
Loar Holdings, Inc. (x)*	847	62,602
Lockheed Martin Corp.	6,031	2,930,704
Spirit AeroSystems Holdings, Inc., Class A*	1,279	43,588
Standardaero, Inc.*	1,949	48,257
TransDigm Group, Inc.	971	1,230,529

		15,969,076

Air Freight & Logistics (0.0%)†
Expeditors International of Washington, Inc.	2,030	224,863

Building Products (0.3%)
AAON, Inc.	6,025	709,022
Advanced Drainage Systems, Inc.	2,344	270,966
Armstrong World Industries, Inc.	1,292	182,598
AZEK Co., Inc. (The), Class A*	8,891	422,056
Builders FirstSource, Inc.*	964	137,785
Carlisle Cos., Inc.	548	202,124
Lennox International, Inc.	2,828	1,723,101
Simpson Manufacturing Co., Inc.	351	58,206
Trane Technologies plc	6,814	2,516,751
Trex Co., Inc.*	9,562	660,065

		6,882,674

Commercial Services & Supplies (0.7%)
Cintas Corp.	28,961	5,291,175
Copart, Inc.*	71,743	4,117,331
Rollins, Inc.	24,655	1,142,759
Tetra Tech, Inc.	5,055	201,391
Veralto Corp.	9,807	998,843
Waste Management, Inc.	35,395	7,142,357

		18,893,856

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	3,101	1,315,010
EMCOR Group, Inc.	1,620	735,318
Quanta Services, Inc.	3,922	1,239,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
WillScot Holdings Corp.*	4,790	$160,226

		3,450,102

Electrical Equipment (0.2%)
Generac Holdings, Inc.*	2,545	394,602
Rockwell Automation, Inc.	930	265,785
Vertiv Holdings Co., Class A	31,591	3,589,053

		4,249,440

Ground Transportation (0.9%)
Avis Budget Group, Inc.*	596	48,044
Lyft, Inc., Class A*	21,944	283,078
Old Dominion Freight Line, Inc.	17,334	3,057,718
Saia, Inc.*	1,365	622,071
Uber Technologies, Inc.*	177,374	10,699,200
U-Haul Holding Co. (Nasdaq Stock Exchange) (x)*	294	20,312
U-Haul Holding Co. (New York Stock exchange)	3,831	245,375
Union Pacific Corp.	25,797	5,882,748
XPO, Inc.*	10,086	1,322,779

		22,181,325

Industrial Conglomerates (0.1%)
3M Co.	9,073	1,171,234
Honeywell International, Inc.	8,917	2,014,261

		3,185,495

Machinery (0.2%)
Caterpillar, Inc.	6,129	2,223,356
Illinois Tool Works, Inc.	9,801	2,485,142
Lincoln Electric Holdings, Inc.	1,358	254,584

		4,963,082

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	4,158	72,474

Professional Services (0.8%)
Automatic Data Processing, Inc.	33,675	9,857,683
Booz Allen Hamilton Holding Corp.	11,298	1,454,053
Broadridge Financial Solutions, Inc.	9,434	2,132,933
Dayforce, Inc.*	1,409	102,350
Equifax, Inc.	2,179	555,318
KBR, Inc.	1,010	58,509
Paychex, Inc.	10,188	1,428,561
Paycom Software, Inc.	2,830	580,065
Paycor HCM, Inc.*	621	11,532
Paylocity Holding Corp.*	3,868	771,550
TransUnion	976	90,485
Verisk Analytics, Inc.	12,569	3,461,880

		20,504,919

Trading Companies & Distributors (0.3%)
Core & Main, Inc., Class A*	11,121	566,170
Fastenal Co.	42,583	3,062,143
Ferguson Enterprises, Inc.	1,196	207,590
SiteOne Landscape Supply, Inc.*	1,452	191,330
United Rentals, Inc.	1,419	999,600
W.W. Grainger, Inc.	3,337	3,517,365

		8,544,198

Total Industrials		109,121,504

Information Technology (48.3%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	91,608	$10,125,432
Motorola Solutions, Inc.	6,923	3,200,018
Ubiquiti, Inc. (x)	165	54,769

		13,380,219

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	60,784	4,221,449
CDW Corp.	5,963	1,037,800
Cognex Corp.	819	29,369
Ingram Micro Holding Corp.*	388	7,523
Jabil, Inc.	799	114,976
Zebra Technologies Corp., Class A*	966	373,089

		5,784,206

IT Services (0.6%)
Cloudflare, Inc., Class A*	26,461	2,849,320
EPAM Systems, Inc.*	309	72,250
Gartner, Inc.*	6,651	3,222,210
Globant SA*	2,790	598,232
GoDaddy, Inc., Class A*	12,475	2,462,191
MongoDB, Inc.*	6,228	1,449,941
Okta, Inc.*	6,294	495,967
Snowflake, Inc., Class A*	27,901	4,308,193
Twilio, Inc., Class A*	2,982	322,295
VeriSign, Inc.*	485	100,376

		15,880,975

Semiconductors & Semiconductor Equipment (16.6%)
Advanced Micro Devices, Inc.*	93,796	11,329,619
Applied Materials, Inc.	67,498	10,977,200
Astera Labs, Inc.*	97	12,847
Broadcom, Inc.	401,440	93,069,849
Enphase Energy, Inc.*	11,626	798,474
Entegris, Inc.	13,286	1,316,111
KLA Corp.	11,890	7,492,127
Lam Research Corp.	115,303	8,328,336
Lattice Semiconductor Corp.*	10,405	589,443
Marvell Technology, Inc.	6,051	668,333
MKS Instruments, Inc.	348	36,328
Monolithic Power Systems, Inc.	4,144	2,452,005
NVIDIA Corp.	2,066,036	277,447,974
Onto Innovation, Inc.*	1,110	185,004
QUALCOMM, Inc.	92,474	14,205,855
Teradyne, Inc.	12,554	1,580,800
Texas Instruments, Inc.	9,723	1,823,160
Universal Display Corp.	2,074	303,219

		432,616,684

Software (18.1%)
Adobe, Inc.*	39,142	17,405,665
Appfolio, Inc., Class A*	1,999	493,193
AppLovin Corp., Class A*	23,144	7,494,722
Atlassian Corp., Class A*	13,850	3,370,813
Autodesk, Inc.*	19,014	5,619,968
Bentley Systems, Inc., Class B	12,363	577,352
BILL Holdings, Inc.*	2,250	190,598
Cadence Design Systems, Inc.*	24,058	7,228,467
Confluent, Inc., Class A*	21,843	610,730
Crowdstrike Holdings, Inc., Class A*	20,021	6,850,385
Datadog, Inc., Class A*	26,378	3,769,152

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
DocuSign, Inc.*	17,926	$1,612,264
DoubleVerify Holdings, Inc.*	7,211	138,523
Dropbox, Inc., Class A*	6,483	194,749
Dynatrace, Inc.*	26,017	1,414,024
Elastic NV*	7,178	711,196
Fair Isaac Corp.*	1,771	3,525,937
Five9, Inc.*	6,465	262,738
Fortinet, Inc.*	45,450	4,294,116
Gitlab, Inc., Class A*	10,453	589,027
Guidewire Software, Inc.*	3,286	553,954
HashiCorp, Inc., Class A*	9,732	332,932
HubSpot, Inc.*	4,312	3,004,472
Intuit, Inc.	24,106	15,150,621
Manhattan Associates, Inc.*	5,404	1,460,377
Microsoft Corp.#	656,573	276,745,520
MicroStrategy, Inc., Class A*	870	251,969
nCino, Inc.*	4,507	151,345
Nutanix, Inc., Class A*	6,085	372,280
Oracle Corp.	138,666	23,107,302
Palantir Technologies, Inc., Class A*	177,552	13,428,258
Palo Alto Networks, Inc.*	54,366	9,892,437
Pegasystems, Inc.	3,933	366,556
Procore Technologies, Inc.*	9,289	696,025
PTC, Inc.*	6,340	1,165,736
RingCentral, Inc., Class A*	7,249	253,787
Salesforce, Inc.	70,196	23,468,629
SentinelOne, Inc., Class A*	3,904	86,669
ServiceNow, Inc.*	18,126	19,215,735
Smartsheet, Inc., Class A*	11,797	660,986
Synopsys, Inc.*	13,432	6,519,356
Teradata Corp.*	8,561	266,675
Tyler Technologies, Inc.*	3,180	1,833,715
UiPath, Inc., Class A*	33,649	427,679
Unity Software, Inc.*	11,651	261,798
Workday, Inc., Class A*	18,679	4,819,742
Zscaler, Inc.*	8,078	1,457,352

		472,305,526

Technology Hardware, Storage & Peripherals (12.3%)
Apple, Inc.	1,266,215	317,085,560
Dell Technologies, Inc., Class C	3,790	436,760
HP, Inc.	20,886	681,510
NetApp, Inc.	8,145	945,472
Pure Storage, Inc., Class A*	23,617	1,450,792
Super Micro Computer, Inc. (x)*	43,719	1,332,555

		321,932,649

Total Information Technology		1,261,900,259

Materials (0.6%)
Chemicals (0.5%)
Celanese Corp.	2,454	169,841
Chemours Co. (The) (x)	973	16,444
Ecolab, Inc.	19,127	4,481,839
RPM International, Inc.	2,535	311,957
Sherwin-Williams Co. (The)	18,859	6,410,740

		11,390,821

Construction Materials (0.1%)
Eagle Materials, Inc.	2,222	548,301
Martin Marietta Materials, Inc.	303	156,499
Vulcan Materials Co.	3,013	$775,034

		1,479,834

Containers & Packaging (0.0%)†
Avery Dennison Corp.	2,665	498,702
Sealed Air Corp.	693	23,444

		522,146

Metals & Mining (0.0%)†
Cleveland-Cliffs, Inc.*	13,901	130,669
Southern Copper Corp.	7,694	701,154

		831,823

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	3,967	410,783

Total Materials		14,635,407

Real Estate (0.5%)
Real Estate Management & Development (0.0%)†
Jones Lang LaSalle, Inc.*	1,292	327,057

Retail REITs (0.1%)
Simon Property Group, Inc. (REIT)	7,309	1,258,683

Specialized REITs (0.4%)
American Tower Corp. (REIT)	41,211	7,558,509
Equinix, Inc. (REIT)	452	426,186
Iron Mountain, Inc. (REIT)	14,670	1,541,964
Lamar Advertising Co. (REIT), Class A	1,936	235,689
Public Storage (REIT)	2,121	635,112

		10,397,460

Total Real Estate		11,983,200

Utilities (0.2%)
Electric Utilities (0.1%)
Constellation Energy Corp.	4,419	988,575
NRG Energy, Inc.	7,492	675,928

		1,664,503

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	30,400	4,191,248

Total Utilities		5,855,751

Total Common Stocks (99.5%) (Cost $528,514,911)		2,598,053,307

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	605,279	605,279

Total Short-Term Investments (0.0%)† (Cost $605,279)		605,279

Total Investments in Securities (99.5%) (Cost $529,120,190)		2,598,658,586
Other Assets Less Liabilities (0.5%)		13,884,690

Net Assets (100%)		$2,612,543,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,430,000.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $2,691,043. This was collateralized by $2,158,604 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 1/31/25 – 5/15/54 and by cash of $605,279 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	28,826	1,068,963	25,700	(145,591)	36,609	374,041	1,359,722	27,738	—

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	49	3/2025	USD	14,542,588	(438,577)

					(438,577)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$344,723,720	$—	$—	$344,723,720
Consumer Discretionary	413,478,403	—	—	413,478,403
Consumer Staples	84,938,118	—	—	84,938,118
Energy	10,923,990	—	—	10,923,990
Financials	168,744,020	—	—	168,744,020
Health Care	171,748,935	—	—	171,748,935
Industrials	109,121,504	—	—	109,121,504
Information Technology	1,261,900,259	—	—	1,261,900,259
Materials	14,635,407	—	—	14,635,407
Real Estate	11,983,200	—	—	11,983,200
Utilities	5,855,751	—	—	5,855,751
Short-Term Investments
Investment Companies	605,279	—	—	605,279

Total Assets	$2,598,658,586	$—	$—	$2,598,658,586

Liabilities:
Futures	$(438,577)	$—	$—	$(438,577)

Total Liabilities	$(438,577)	$—	$—	$(438,577)

Total	$2,598,220,009	$—	$—	$2,598,220,009

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(438,577	)*

Total		$(438,577)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,069,817	$3,069,817

Total	$3,069,817	$3,069,817

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(716,586)	$(716,586)

Total	$(716,586)	$(716,586)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$16,055,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$249,362,531
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$448,703,336

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,089,463,669
Aggregate gross unrealized depreciation	(20,209,544)

Net unrealized appreciation	$2,069,254,125

Federal income tax cost of investments in securities and derivative instruments, if applicable	$528,965,884

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers(Cost $733,030)	$1,359,722
Unaffiliated Issuers (Cost $528,387,160)	2,597,298,864
Cash	15,715,428
Receivable for Portfolio shares sold	926,742
Dividends, interest and other receivables	707,618
Securities lending income receivable	1,706
Other assets	10,034

Total assets	2,616,020,114

LIABILITIES
Payable for Portfolio shares repurchased	1,206,660
Investment management fees payable	761,597
Payable for return of collateral on securities loaned	605,279
Distribution fees payable – Class IB	555,461
Administrative fees payable	205,175
Due to broker for futures variation margin	56,344
Trustees’ fees payable	184
Accrued expenses	86,138

Total liabilities	3,476,838

Commitments and contingent liabilities^
NET ASSETS	$2,612,543,276

Net assets were comprised of:
Paid in capital	$539,555,412
Total distributable earnings (loss)	2,072,987,864

Net assets	$2,612,543,276

Class IB
Net asset value, offering and redemption price per share, $2,572,252,180 / 97,653,652 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.34

Class K
Net asset value, offering and redemption price per share, $40,291,096 / 1,453,068 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.73

(x)	Includes value of securities on loan of $2,691,043.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($27,738 of dividend income received from affiliates) (net of $17,603 foreign withholding tax)	$15,899,447
Interest	874,452
Securities lending (net)	14,798

Total income	16,788,697

EXPENSES
Investment management fees	8,191,346
Distribution fees – Class IB (a)	5,714,906
Administrative fees	2,198,481
Printing and mailing expenses	208,407
Distribution fees – Class IA (a)	152,080
Professional fees	133,033
Custodian fees	91,000
Trustees’ fees	76,346
Recoupment fees	6,003
Miscellaneous	231,360

Total expenses	17,002,962

NET INVESTMENT INCOME (LOSS)	(214,265)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($36,609 realized gain (loss) from affiliates)	168,362,300
Futures contracts	3,069,817

Net realized gain (loss)	171,432,117

Change in unrealized appreciation (depreciation) on:
Investments in securities ($374,041 of change in unrealized appreciation (depreciation) from affiliates)	493,867,096
Futures contracts	(716,586)

Net change in unrealized appreciation (depreciation)	493,150,510

NET REALIZED AND UNREALIZED GAIN (LOSS)	664,582,627

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$664,368,362

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(214,265)	$4,780,325
Net realized gain (loss)	171,432,117	79,540,669
Net change in unrealized appreciation (depreciation)	493,150,510	563,809,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	664,368,362	648,130,168

Distributions to shareholders:
Class IA	—	(4,421,126)
Class IB	(177,515,739)	(74,949,704)
Class K	(2,677,264)	(2,363,844)

Total distributions to shareholders	(180,193,003)	(81,734,674)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 271,292 and 559,087 shares, respectively ]	6,594,846	11,055,678
Capital shares issued in reinvestment of dividends and distributions [ 0 and 202,915 shares, respectively ]	—	4,421,126
Capital shares repurchased in connection with share class combination (Note 1) [ (5,202,250) and 0 shares, respectively ]	(139,279,483)	—
Capital shares repurchased [ (490,996) and (968,115) shares, respectively ]	(11,910,828)	(19,293,134)

Total Class IA transactions	(144,595,465)	(3,816,330)

Class IB
Capital shares sold [ 7,589,095 and 6,448,572 shares, respectively ]	188,827,361	123,962,188
Capital shares issued in connection with share class combination (Note 1) [ 5,439,992 and 0 shares, respectively ]	139,279,483	—
Capital shares issued in reinvestment of dividends and distributions [ 6,556,786 and 3,596,029 shares, respectively ]	177,515,739	74,949,704
Capital shares repurchased [ (13,900,755) and (10,995,751) shares, respectively ]	(344,367,255)	(211,100,244)

Total Class IB transactions	161,255,328	(12,188,352)

Class K
Capital shares sold [ 288,283 and 380,200 shares, respectively ]	7,408,148	7,588,656
Capital shares issued in reinvestment of dividends and distributions [ 93,985 and 108,183 shares, respectively ]	2,677,264	2,363,844
Capital shares repurchased [ (1,665,108) and (565,761) shares, respectively ]	(42,233,258)	(11,399,935)

Total Class K transactions	(32,147,846)	(1,447,435)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,487,983)	(17,452,117)

TOTAL INCREASE (DECREASE) IN NET ASSETS	468,687,376	548,943,377
NET ASSETS:
Beginning of year	2,143,855,900	1,594,912,523

End of year	$2,612,543,276	$2,143,855,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$21.33	$15.68	$24.17	$20.77	$16.12

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	0.05	0.05	0.01	0.06
Net realized and unrealized gain (loss)	6.94	6.44	(7.11)	5.52	5.91

Total from investment operations	6.94	6.49	(7.06)	5.53	5.97

Less distributions:
Dividends from net investment income	(0.01)	(0.05)	(0.05)	(0.01)	(0.06)
Distributions from net realized gains	(1.92)	(0.79)	(1.38)	(2.12)	(1.26)

Total dividends and distributions	(1.93)	(0.84)	(1.43)	(2.13)	(1.32)

Net asset value, end of year	$26.34	$21.33	$15.68	$24.17	$20.77

Total return	32.34%	41.54%	(29.53)%	26.70%	37.36%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,572,252	$1,961,762	$1,456,693	$2,179,853	$1,860,794
Ratio of expenses to average net assets:
After waivers (f)	0.71%	0.73%	0.72%	0.71%	0.73%
Before waivers (f)	0.71%	0.73%	0.72%	0.71%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.02)%	0.24%	0.25%	0.05%	0.31%
Before waivers (f)	(0.02)%	0.24%	0.25%	0.05%	0.31%
Portfolio turnover rate^	11%	11%	12%	14%	13%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$22.35	$16.39	$25.19	$21.56	$16.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.10	0.10	0.07	0.10
Net realized and unrealized gain (loss)	7.29	6.74	(7.43)	5.74	6.13

Total from investment operations	7.35	6.84	(7.33)	5.81	6.23

Less distributions:
Dividends from net investment income	(0.05)	(0.09)	(0.09)	(0.06)	(0.10)
Distributions from net realized gains	(1.92)	(0.79)	(1.38)	(2.12)	(1.26)

Total dividends and distributions	(1.97)	(0.88)	(1.47)	(2.18)	(1.36)

Net asset value, end of year	$27.73	$22.35	$16.39	$25.19	$21.56

Total return	32.69%	41.93%	(29.38)%	27.04%	37.68%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$40,291	$61,154	$46,114	$69,901	$75,541
Ratio of expenses to average net assets:
After waivers (f)	0.47%	0.48%	0.47%	0.47%	0.48%
Before waivers (f)	0.47%	0.48%	0.47%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.24%	0.49%	0.50%	0.30%	0.56%
Before waivers (f)	0.24%	0.49%	0.50%	0.30%	0.56%
Portfolio turnover rate^	11%	11%	12%	14%	13%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.4%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	1,333	$38,684

Entertainment (2.6%)
Liberty Media Corp.-Liberty Formula One, Class A*	567	47,651
Liberty Media Corp.-Liberty Formula One, Class C*	5,031	466,172
Live Nation Entertainment, Inc.*	10,521	1,362,469
Madison Square Garden Sports Corp.*	179	40,397
Netflix, Inc.*	93,494	83,333,072
ROBLOX Corp., Class A*	34,472	1,994,550
Roku, Inc.*	1,301	96,716
Spotify Technology SA*	22,203	9,933,178
TKO Group Holdings, Inc., Class A*	742	105,446
Walt Disney Co. (The)	231,122	25,735,435

		123,115,086

Interactive Media & Services (7.7%)
Alphabet, Inc., Class A	512,547	97,025,147
Alphabet, Inc., Class C	587,227	111,831,510
Meta Platforms, Inc., Class A	275,745	161,451,455
Pinterest, Inc., Class A*	40,112	1,163,248
TripAdvisor, Inc.*	191	2,821
Trump Media & Technology Group Corp.*	2,625	89,512

		371,563,693

Media (0.1%)
Liberty Broadband Corp., Class A*	199	14,798
Liberty Broadband Corp., Class C*	1,855	138,680
Nexstar Media Group, Inc., Class A	836	132,063
Trade Desk, Inc. (The), Class A*	45,710	5,372,296

		5,657,837

Total Communication Services		500,375,300

Consumer Discretionary (13.3%)
Automobile Components (0.1%)
Mobileye Global, Inc., Class A*	240,104	4,782,872

Automobiles (2.7%)
Tesla, Inc.*	316,844	127,954,281

Broadline Retail (4.9%)
Alibaba Group Holding Ltd. (ADR)	53,473	4,533,976
Amazon.com, Inc.*	1,030,677	226,120,227
Coupang, Inc., Class A*	77,578	1,705,164
Etsy, Inc.*	5,203	275,187
MercadoLibre, Inc.*	2,155	3,664,448

		236,299,002

Distributors (0.0%)†
Pool Corp.	2,452	835,985

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	593	65,734
Duolingo, Inc., Class A*	2,393	775,882
Grand Canyon Education, Inc.*	648	106,143
H&R Block, Inc.	1,857	98,124

		1,045,883

Hotels, Restaurants & Leisure (2.5%)
Airbnb, Inc., Class A*	144,879	$19,038,549
Booking Holdings, Inc.	4,568	22,695,743
Cava Group, Inc.*	4,858	547,982
Chipotle Mexican Grill, Inc.*	111,695	6,735,208
Choice Hotels International, Inc.	1,625	230,717
Churchill Downs, Inc.	4,481	598,393
Darden Restaurants, Inc.	4,072	760,202
Domino’s Pizza, Inc.	16,728	7,021,745
DoorDash, Inc., Class A*	48,995	8,218,911
DraftKings, Inc., Class A*	30,064	1,118,381
Dutch Bros, Inc., Class A*	2,961	155,097
Expedia Group, Inc.*	8,231	1,533,682
Hilton Worldwide Holdings, Inc.	8,257	2,040,800
Hyatt Hotels Corp., Class A	436	68,443
Las Vegas Sands Corp.	22,946	1,178,507
Light & Wonder, Inc.*	5,750	496,685
McDonald’s Corp.	50,039	14,505,806
Norwegian Cruise Line Holdings Ltd.*	29,437	757,414
Planet Fitness, Inc., Class A*	3,242	320,537
Royal Caribbean Cruises Ltd.	5,467	1,261,182
Starbucks Corp.	250,330	22,842,612
Texas Roadhouse, Inc., Class A	4,376	789,562
Vail Resorts, Inc.	2,188	410,141
Wendy’s Co. (The)	5,823	94,915
Wingstop, Inc.	1,878	533,728
Wyndham Hotels & Resorts, Inc.	473	47,674
Wynn Resorts Ltd.	526	45,320
Yum China Holdings, Inc.	83,501	4,022,243
Yum! Brands, Inc.	33,477	4,491,274

		122,561,453

Household Durables (0.2%)
DR Horton, Inc.	52,244	7,304,756
SharkNinja, Inc.*	899	87,527
Tempur Sealy International, Inc.	10,807	612,649
TopBuild Corp.*	174	54,173

		8,059,105

Leisure Products (0.2%)
Hasbro, Inc.	8,339	466,233
Mattel, Inc.*	376,450	6,674,459
YETI Holdings, Inc.*	1,741	67,046

		7,207,738

Specialty Retail (1.6%)
AutoZone, Inc.*	2,086	6,679,372
Best Buy Co., Inc.	83,625	7,175,025
Burlington Stores, Inc.*	4,109	1,171,312
CarMax, Inc.*	766	62,628
Carvana Co.*	2,537	515,924
Dick’s Sporting Goods, Inc.	49,085	11,232,611
Five Below, Inc.*	2,969	311,626
Floor & Decor Holdings, Inc., Class A*	2,665	265,701
Home Depot, Inc. (The)	57,564	22,391,820
Murphy USA, Inc.	1,233	618,658
O’Reilly Automotive, Inc.*	3,494	4,143,185
RH*	203	79,899
Ross Stores, Inc.	5,012	758,165
TJX Cos., Inc. (The)	43,889	5,302,230

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Tractor Supply Co.	35,330	$1,874,610
Ulta Beauty, Inc.*	2,682	1,166,482
Valvoline, Inc.*	8,862	320,627
Williams-Sonoma, Inc.	60,654	11,231,908

		75,301,783

Textiles, Apparel & Luxury Goods (1.1%)
Crocs, Inc.*	601	65,828
Deckers Outdoor Corp.*	9,936	2,017,902
Lululemon Athletica, Inc.*	42,267	16,163,323
LVMH Moet Hennessy Louis Vuitton SE (ADR)	75,100	9,814,819
NIKE, Inc., Class B	181,596	13,741,369
Ralph Lauren Corp.	43,924	10,145,566
Skechers USA, Inc., Class A*	787	52,918
Under Armour, Inc., Class A*	311,190	2,576,653

		54,578,378

Total Consumer Discretionary		638,626,480

Consumer Staples (2.6%)
Beverages (1.6%)
Boston Beer Co., Inc. (The), Class A*	10,893	3,267,682
Celsius Holdings, Inc.*	26,932	709,389
Coca-Cola Co. (The)	424,419	26,424,327
Heineken NV (ADR)	218,200	7,719,916
Monster Beverage Corp.*	318,829	16,757,652
PepsiCo, Inc.	146,066	22,210,796

		77,089,762

Consumer Staples Distribution & Retail (0.6%)
Casey’s General Stores, Inc.	439	173,945
Costco Wholesale Corp.	29,113	26,675,368
Performance Food Group Co.*	1,499	126,740
Sysco Corp.	20,210	1,545,257
Walmart, Inc.	26,831	2,424,181

		30,945,491

Food Products (0.0%)†
Freshpet, Inc.*	959	142,038
Hershey Co. (The)	1,389	235,227
Lamb Weston Holdings, Inc.	2,782	185,921
Pilgrim’s Pride Corp.*	266	12,074

		575,260

Household Products (0.4%)
Clorox Co. (The)	8,277	1,344,267
Colgate-Palmolive Co.	29,290	2,662,754
Kimberly-Clark Corp.	9,190	1,204,258
Procter & Gamble Co. (The)	70,643	11,843,299

		17,054,578

Personal Care Products (0.0%)†
e.l.f. Beauty, Inc.*	3,401	426,995
Estee Lauder Cos., Inc. (The), Class A	5,711	428,211

		855,206

Total Consumer Staples		126,520,297

Energy (0.2%)
Energy Equipment & Services (0.0%)†
Weatherford International plc	4,951	$354,640

Oil, Gas & Consumable Fuels (0.2%)
Antero Midstream Corp.	8,883	134,045
Cheniere Energy, Inc.	11,420	2,453,815
Civitas Resources, Inc.	1,885	86,465
ConocoPhillips	12,561	1,245,674
EQT Corp.	2,507	115,598
Hess Corp.	11,816	1,571,646
Matador Resources Co.	730	41,070
New Fortress Energy, Inc.	3,026	45,753
Permian Resources Corp.	9,563	137,516
Targa Resources Corp.	14,395	2,569,508
Texas Pacific Land Corp.	1,224	1,353,695
Viper Energy, Inc., Class A	2,030	99,612

		9,854,397

Total Energy		10,209,037

Financials (5.6%)
Banks (0.0%)†
NU Holdings Ltd., Class A*	208,466	2,159,708
Popular, Inc.	504	47,406

		2,207,114

Capital Markets (1.6%)
Ameriprise Financial, Inc.	5,819	3,098,210
Ares Management Corp., Class A	12,210	2,161,536
Blackstone, Inc.	80,723	13,918,260
Blue Owl Capital, Inc., Class A	34,314	798,144
Charles Schwab Corp. (The)	9,701	717,971
Coinbase Global, Inc., Class A*	11,171	2,773,759
FactSet Research Systems, Inc.	13,308	6,391,566
Goldman Sachs Group, Inc. (The)	16,187	9,269,000
Houlihan Lokey, Inc., Class A	331	57,481
Jefferies Financial Group, Inc.	3,377	264,757
KKR & Co., Inc.	56,130	8,302,188
Lazard, Inc.	7,029	361,853
LPL Financial Holdings, Inc.	4,856	1,585,533
Moody’s Corp.	10,355	4,901,746
Morgan Stanley	4,390	551,911
Morningstar, Inc.	1,717	578,217
MSCI, Inc.	27,764	16,658,678
SEI Investments Co.	77,289	6,374,797
TPG, Inc., Class A	1,430	89,861
Tradeweb Markets, Inc., Class A	3,146	411,874
XP, Inc., Class A	2,827	33,500

		79,300,842

Consumer Finance (0.1%)
Ally Financial, Inc.	2,561	92,222
American Express Co.	13,923	4,132,207
Credit Acceptance Corp.*	336	157,738
SoFi Technologies, Inc.*	11,170	172,018

		4,554,185

Financial Services (3.6%)
Apollo Global Management, Inc.	25,571	4,223,306
Berkshire Hathaway, Inc., Class B*	9,910	4,492,005
Block, Inc., Class A*	90,869	7,722,956
Corpay, Inc.*	4,463	1,510,369

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Equitable Holdings, Inc.‡	20,973	$989,296
Fiserv, Inc.*	11,943	2,453,331
Mastercard, Inc., Class A	103,734	54,623,212
PayPal Holdings, Inc.*	273,993	23,385,303
Shift4 Payments, Inc., Class A*	4,204	436,291
Toast, Inc., Class A*	30,281	1,103,743
UWM Holdings Corp., Class A	4,446	26,098
Visa, Inc., Class A	229,181	72,430,363
WEX, Inc.*	261	45,759

		173,442,032

Insurance (0.3%)
Allstate Corp. (The)	2,605	502,218
Arthur J Gallagher & Co.	1,163	330,118
Brown & Brown, Inc.	6,856	699,449
Everest Group Ltd.	481	174,343
Kinsale Capital Group, Inc.	1,430	665,136
Markel Group, Inc.*	208	359,056
Marsh & McLennan Cos., Inc.	4,461	947,561
Progressive Corp. (The)	32,456	7,776,782
RLI Corp.	173	28,516
Ryan Specialty Holdings, Inc., Class A	7,020	450,403

		11,933,582

Total Financials		271,437,755

Health Care (5.7%)
Biotechnology (1.1%)
AbbVie, Inc.	50,398	8,955,725
Alnylam Pharmaceuticals, Inc.*	52,305	12,307,889
Amgen, Inc.	27,531	7,175,680
Apellis Pharmaceuticals, Inc.*	7,165	228,635
CRISPR Therapeutics AG*	50,673	1,994,489
Exact Sciences Corp.*	4,944	277,803
Exelixis, Inc.*	15,263	508,258
Incyte Corp.*	644	44,481
Ionis Pharmaceuticals, Inc.*	9,984	349,041
Natera, Inc.*	14,259	2,257,200
Neurocrine Biosciences, Inc.*	6,527	890,935
Regeneron Pharmaceuticals, Inc.*	16,706	11,900,185
Sarepta Therapeutics, Inc.*	5,896	716,895
Ultragenyx Pharmaceutical, Inc.*	6,184	260,161
Vertex Pharmaceuticals, Inc.*	8,473	3,412,077
Viking Therapeutics, Inc.*	7,215	290,332

		51,569,786

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	110,328	12,479,200
Align Technology, Inc.*	2,838	591,751
Dexcom, Inc.*	26,223	2,039,363
Edwards Lifesciences Corp.*	19,224	1,423,153
GE HealthCare Technologies, Inc.	2,780	217,340
IDEXX Laboratories, Inc.*	5,400	2,232,576
Inspire Medical Systems, Inc.*	2,010	372,614
Insulet Corp.*	4,632	1,209,276
Intuitive Surgical, Inc.*	52,262	27,278,674
Masimo Corp.*	1,577	260,678
Penumbra, Inc.*	2,367	562,115
ResMed, Inc.	2,556	584,532
Stryker Corp.	7,043	2,535,832

		51,787,104

Health Care Providers & Services (0.4%)
Cardinal Health, Inc.	9,597	$1,135,037
Cencora, Inc.	10,881	2,444,743
Chemed Corp.	104	55,099
Cigna Group (The)	1,593	439,891
DaVita, Inc.*	3,192	477,364
Elevance Health, Inc.	2,462	908,232
HCA Healthcare, Inc.	3,062	919,059
McKesson Corp.	10,469	5,966,388
Molina Healthcare, Inc.*	2,398	697,938
UnitedHealth Group, Inc.	12,680	6,414,305

		19,458,056

Health Care Technology (0.4%)
Doximity, Inc., Class A*	189,788	10,132,781
Veeva Systems, Inc., Class A*	48,177	10,129,214

		20,261,995

Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A*	4,784	68,698
Bruker Corp.	4,749	278,386
Illumina, Inc.*	33,509	4,477,808
IQVIA Holdings, Inc.*	1,398	274,721
Medpace Holdings, Inc.*	1,627	540,538
Repligen Corp.*	547	78,735
Thermo Fisher Scientific, Inc.	19,639	10,216,797
Waters Corp.*	2,365	877,368
West Pharmaceutical Services, Inc.	2,903	950,907

		17,763,958

Pharmaceuticals (2.3%)
Eli Lilly and Co.	78,399	60,524,028
Intra-Cellular Therapies, Inc.*	6,589	550,313
Johnson & Johnson	20,810	3,009,542
Merck & Co., Inc.	166,593	16,572,672
Novartis AG (ADR)	31,357	3,051,350
Novo Nordisk A/S (ADR)	133,531	11,486,337
Roche Holding AG (ADR)	94,790	3,306,275
Zoetis, Inc.	79,838	13,008,005

		111,508,522

Total Health Care		272,349,421

Industrials (3.1%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	4,704	2,795,681
Boeing Co. (The)*	117,828	20,855,556
BWX Technologies, Inc.	1,276	142,134
General Electric Co.	15,339	2,558,392
HEICO Corp.	2,870	682,314
HEICO Corp., Class A	5,374	999,994
Howmet Aerospace, Inc.	1,696	185,491
Loar Holdings, Inc.*	1,797	132,816
Lockheed Martin Corp.	4,477	2,175,553
Spirit AeroSystems Holdings, Inc., Class A*	1,120	38,170
Standardaero, Inc.*	1,537	38,056
TransDigm Group, Inc.	5,011	6,350,340

		36,954,497

Air Freight & Logistics (0.1%)
Expeditors International of Washington, Inc.	40,793	4,518,641

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Building Products (0.2%)
AAON, Inc.	4,386	$516,144
Advanced Drainage Systems, Inc.	1,823	210,739
Armstrong World Industries, Inc.	1,004	141,895
AZEK Co., Inc. (The), Class A*	6,914	328,208
Builders FirstSource, Inc.*	749	107,054
Carlisle Cos., Inc.	426	157,126
Lennox International, Inc.	2,136	1,301,465
Simpson Manufacturing Co., Inc.	273	45,272
Trane Technologies plc	15,014	5,545,421
Trex Co., Inc.*	6,917	477,480

		8,830,804

Commercial Services & Supplies (0.3%)
Cintas Corp.	21,500	3,928,050
Copart, Inc.*	53,261	3,056,649
Rollins, Inc.	18,376	851,727
Tetra Tech, Inc.	3,931	156,611
Veralto Corp.	7,239	737,292
Waste Management, Inc.	26,468	5,340,978

		14,071,307

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	2,322	984,667
EMCOR Group, Inc.	1,176	533,786
Quanta Services, Inc.	14,552	4,599,160
WillScot Holdings Corp.*	4,095	136,978

		6,254,591

Electrical Equipment (0.2%)
Eaton Corp. plc	9,052	3,004,087
Generac Holdings, Inc.*	1,979	306,844
Rockwell Automation, Inc.	724	206,912
Vertiv Holdings Co., Class A	43,304	4,919,768

		8,437,611

Ground Transportation (0.6%)
Avis Budget Group, Inc.*	465	37,484
Lyft, Inc., Class A*	17,065	220,138
Old Dominion Freight Line, Inc.	12,869	2,270,092
Saia, Inc.*	985	448,894
Uber Technologies, Inc.*	339,206	20,460,906
U-Haul Holding Co.	2,979	190,805
Union Pacific Corp.	25,554	5,827,334
XPO, Inc.*	7,583	994,510

		30,450,163

Industrial Conglomerates (0.1%)
3M Co.	37,300	4,815,057
Honeywell International, Inc.	6,583	1,487,034

		6,302,091

Machinery (0.1%)
Caterpillar, Inc.	4,548	1,649,833
Deere & Co.	6,443	2,729,899
Illinois Tool Works, Inc.	7,276	1,844,903
Lincoln Electric Holdings, Inc.	1,056	197,968

		6,422,603

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	3,404	59,332

Professional Services (0.4%)
Automatic Data Processing, Inc.	25,136	$7,358,061
Booz Allen Hamilton Holding Corp.	8,266	1,063,834
Broadridge Financial Solutions, Inc.	6,985	1,579,239
Dayforce, Inc.*	1,095	79,541
Equifax, Inc.	1,694	431,716
KBR, Inc.	796	46,112
Paychex, Inc.	7,656	1,073,524
Paycom Software, Inc.	23,694	4,856,559
Paycor HCM, Inc.*	483	8,969
Paylocity Holding Corp.*	2,809	560,311
TransUnion	759	70,367
Verisk Analytics, Inc.	9,331	2,570,038

		19,698,271

Trading Companies & Distributors (0.2%)
Core & Main, Inc., Class A*	8,648	440,270
Fastenal Co.	31,613	2,273,291
Ferguson Enterprises, Inc.	930	161,420
SiteOne Landscape Supply, Inc.*	1,144	150,745
United Rentals, Inc.	1,057	744,593
W.W. Grainger, Inc.	4,307	4,539,793

		8,310,112

Total Industrials		150,310,023

Information Technology (28.0%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	117,413	12,977,659
Motorola Solutions, Inc.	5,140	2,375,862
Ubiquiti, Inc.	180	59,747

		15,413,268

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	84,766	5,886,999
CDW Corp.	4,509	784,746
Cognex Corp.	952	34,139
Jabil, Inc.	670	96,413
Zebra Technologies Corp., Class A*	751	290,051

		7,092,348

IT Services (1.1%)
Accenture plc, Class A	23,622	8,309,983
Cloudflare, Inc., Class A*	19,644	2,115,266
EPAM Systems, Inc.*	243	56,818
Gartner, Inc.*	11,816	5,724,497
Globant SA*	2,016	432,271
GoDaddy, Inc., Class A*	9,261	1,827,844
International Business Machines Corp.	20,832	4,579,499
MongoDB, Inc.*	6,958	1,619,892
Okta, Inc.*	4,780	376,664
Shopify, Inc., Class A*	231,715	24,638,256
Snowflake, Inc., Class A*	20,713	3,198,294
Twilio, Inc., Class A*	2,319	250,638
VeriSign, Inc.*	392	81,128

		53,211,050

Semiconductors & Semiconductor Equipment (9.2%)
Advanced Micro Devices, Inc.*	69,951	8,449,381
Applied Materials, Inc.	50,347	8,187,933
ARM Holdings plc (ADR)*	80,447	9,923,942

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
ASML Holding NV (Registered) (ADR)	363	$251,588
Astera Labs, Inc.*	385	50,993
Broadcom, Inc.	358,631	83,145,011
Enphase Energy, Inc.*	8,478	582,269
Entegris, Inc.	9,970	987,628
KLA Corp.	8,889	5,601,137
Lam Research Corp.	107,860	7,790,728
Lattice Semiconductor Corp.*	8,091	458,355
Marvell Technology, Inc.	4,382	483,992
MKS Instruments, Inc.	340	35,492
Monolithic Power Systems, Inc.	3,077	1,820,661
NVIDIA Corp.	2,153,885	289,245,217
Onto Innovation, Inc.*	864	144,003
QUALCOMM, Inc.	116,228	17,854,945
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	21,776	4,300,542
Teradyne, Inc.	9,223	1,161,360
Texas Instruments, Inc.	7,171	1,344,634
Universal Display Corp.	1,613	235,821

		442,055,632

Software (11.8%)
Adobe, Inc.*	50,071	22,265,572
Appfolio, Inc., Class A*	1,518	374,521
AppLovin Corp., Class A*	24,388	7,897,566
Atlassian Corp., Class A*	10,449	2,543,078
Autodesk, Inc.*	62,840	18,573,619
Bentley Systems, Inc., Class B	8,983	419,506
BILL Holdings, Inc.*	1,750	148,243
Cadence Design Systems, Inc.*	17,989	5,404,975
Confluent, Inc., Class A*	16,986	474,929
Crowdstrike Holdings, Inc., Class A*	15,109	5,169,695
Datadog, Inc., Class A*	19,841	2,835,081
DocuSign, Inc.*	13,429	1,207,804
DoubleVerify Holdings, Inc.*	5,607	107,710
Dropbox, Inc., Class A*	5,275	158,461
Dynatrace, Inc.*	19,512	1,060,477
Elastic NV*	5,713	566,044
Fair Isaac Corp.*	2,903	5,779,670
Five9, Inc.*	5,028	204,338
Fortinet, Inc.*	34,153	3,226,775
Gitlab, Inc., Class A*	8,129	458,069
Guidewire Software, Inc.*	2,390	402,906
HashiCorp, Inc., Class A*	7,568	258,901
HubSpot, Inc.*	6,971	4,857,184
Intuit, Inc.	24,381	15,323,459
Manhattan Associates, Inc.*	3,970	1,072,853
Microsoft Corp.	676,124	284,986,266
MicroStrategy, Inc., Class A*	621	179,854
nCino, Inc.*	3,553	119,310
Nutanix, Inc., Class A*	4,798	293,542
Oracle Corp.	377,197	62,856,108
Palantir Technologies, Inc., Class A*	132,343	10,009,101
Palo Alto Networks, Inc.*	56,301	10,244,530
Pegasystems, Inc.	3,101	289,013
Procore Technologies, Inc.*	7,223	541,219
PTC, Inc.*	4,793	881,289
RingCentral, Inc., Class A*	5,637	197,351
Salesforce, Inc.	98,615	32,969,953
SentinelOne, Inc., Class A*	3,036	67,399
ServiceNow, Inc.*	34,626	36,707,715
Smartsheet, Inc., Class A*	8,819	$494,129
Synopsys, Inc.*	12,694	6,161,160
Teradata Corp.*	6,657	207,366
Tyler Technologies, Inc.*	2,349	1,354,527
UiPath, Inc., Class A*	26,168	332,595
Unity Software, Inc.*	9,060	203,578
Workday, Inc., Class A*	73,194	18,886,248
Zscaler, Inc.*	6,134	1,106,635

		569,880,324

Technology Hardware, Storage & Peripherals (5.5%)
Apple, Inc.	1,036,666	259,601,900
Dell Technologies, Inc., Class C	2,947	339,612
HP, Inc.	15,421	503,187
NetApp, Inc.	6,103	708,436
Pure Storage, Inc., Class A*	17,641	1,083,687
Super Micro Computer, Inc.*	32,466	989,564

		263,226,386

Total Information Technology		1,350,879,008

Materials (0.2%)
Chemicals (0.2%)
Celanese Corp.	1,909	132,122
Chemours Co. (The)	129	2,180
Ecolab, Inc.	14,199	3,327,110
RPM International, Inc.	1,971	242,551
Sherwin-Williams Co. (The)	14,112	4,797,092

		8,501,055

Construction Materials (0.0%)†
Eagle Materials, Inc.	1,728	426,401
Martin Marietta Materials, Inc.	236	121,894
Vulcan Materials Co.	2,197	565,135

		1,113,430

Containers & Packaging (0.0%)†
Avery Dennison Corp.	2,072	387,733

Metals & Mining (0.0%)†
Cleveland-Cliffs, Inc.*	10,337	97,167
Freeport-McMoRan, Inc.	8,399	319,834
Southern Copper Corp.	5,568	507,412

		924,413

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	3,085	319,452

Total Materials		11,246,083

Real Estate (0.3%)
Real Estate Management & Development (0.1%)
CoStar Group, Inc.*	49,906	3,572,770
Jones Lang LaSalle, Inc.*	1,005	254,406

		3,827,176

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	5,461	940,439

Specialized REITs (0.2%)
American Tower Corp. (REIT)	30,595	5,611,429
Equinix, Inc. (REIT)	351	330,954
Iron Mountain, Inc. (REIT)	11,073	1,163,883
Lamar Advertising Co. (REIT), Class A	1,506	183,341

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Public Storage (REIT)	1,522	$455,748

		7,745,355

Total Real Estate		12,512,970

Utilities (0.1%)
Electric Utilities (0.0%)†
Constellation Energy Corp.	3,275	732,650
NRG Energy, Inc.	5,398	487,008

		1,219,658

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	22,568	3,111,450

Total Utilities		4,331,108

Total Common Stocks (69.5%) (Cost $1,079,045,865)		3,348,797,482

EXCHANGE TRADED FUNDS (ETF):
Equity (20.3%)
Invesco QQQ Trust 1	5,337	2,728,434
iShares Core S&P 500 ETF	2,079	1,223,866
iShares Morningstar Growth ETF‡	2,581,485	231,301,056
iShares Morningstar U.S. Equity ETF	15,692	1,273,563
iShares Morningstar Value ETF	30,936	2,505,197
iShares Russell 1000 ETF	3,225	1,038,966
iShares Russell 1000 Growth ETF	114,153	45,841,562
SPDR Portfolio S&P 500 Growth ETF	2,401,000	211,047,900
SPDR Portfolio S&P 500 Value ETF	40,100	2,050,714
Vanguard Growth ETF	445,182	182,720,500
Vanguard Large-Cap ETF	600	161,820
Vanguard Russell 1000 Growth ETF	2,799,800	289,219,340
Vanguard Russell 1000 Value ETF	29,900	2,429,375
Vanguard Value ETF	14,900	2,522,570

		—

Total Exchange Traded Funds (20.3%) (Cost $446,724,643)		976,064,863

SHORT-TERM INVESTMENTS:
Investment Companies (4.7%)
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	227,715,390	$227,806,476

Total Short-Term Investments (4.7%) (Cost $227,788,652)		227,806,476

Total Investments in Securities (94.5%) (Cost $1,753,559,160)		4,552,668,821
Other Assets Less Liabilities (5.5%)		265,072,118

Net Assets (100%)		$4,817,740,939

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	20,973	842,756	—	(166,675)	56,402	256,813	989,296	20,962	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF	2,581,485	214,523,138	6,962,984	(53,286,283)	11,698,851	51,402,366	231,301,056	1,228,387	—

Total		215,365,894	6,962,984	(53,452,958)	11,755,253	51,659,179	232,290,352	1,249,349	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	571	3/2025	USD	242,406,630	(9,234,805)
S&P 500 E-Mini Index	758	3/2025	USD	224,964,925	(7,514,114)

					(16,748,919)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$500,375,300	$—	$—	$500,375,300
Consumer Discretionary	638,626,480	—	—	638,626,480
Consumer Staples	126,520,297	—	—	126,520,297
Energy	10,209,037	—	—	10,209,037
Financials	271,437,755	—	—	271,437,755
Health Care	272,349,421	—	—	272,349,421
Industrials	150,310,023	—	—	150,310,023
Information Technology	1,350,879,008	—	—	1,350,879,008
Materials	11,246,083	—	—	11,246,083
Real Estate	12,512,970	—	—	12,512,970
Utilities	4,331,108	—	—	4,331,108
Exchange Traded Funds	976,064,863	—	—	976,064,863
Short-Term Investments
Investment Companies	227,806,476	—	—	227,806,476

Total Assets	$4,552,668,821	$—	$—	$4,552,668,821

Liabilities:
Futures	$(16,748,919)	$—	$—	$(16,748,919)

Total Liabilities	$(16,748,919)	$—	$—	$(16,748,919)

Total	$4,535,919,902	$—	$—	$4,535,919,902

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(16,748,919	)*

Total		$(16,748,919)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$104,887,776	$104,887,776

Total	$104,887,776	$104,887,776

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(32,005,690)	$(32,005,690)

Total	$(32,005,690)	$(32,005,690)

^ The Portfolio held futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$440,898,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$667,051,544
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,352,493,514

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 15%)*	Net Proceeds of Sales and Redemptions (affiliated 12%)*	Net Realized Gain (Loss)
$97,165,066	$156,647,861	$67,289,015

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,838,254,162
Aggregate gross unrealized depreciation	(58,436,758)

Net unrealized appreciation	$2,779,817,404

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,756,102,498

For the year ended December 31, 2024, the Portfolio incurred approximately $655 as brokerage commissions with Bernstein Institutional Services LLC and $9,102 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $63,400,904)	$232,290,352
Unaffiliated Issuers (Cost $1,690,158,256)	4,320,378,469
Cash	244,330,141
Cash held as collateral at broker for futures	24,443,200
Receivable for securities sold	4,483,419
Dividends, interest and other receivables	2,836,133
Receivable for Portfolio shares sold	57,653
Other assets	19,807

Total assets	4,828,839,174

LIABILITIES
Payable for Portfolio shares repurchased	3,814,339
Due to broker for futures variation margin	3,040,479
Investment management fees payable	1,876,592
Distribution fees payable – Class IB	1,033,660
Administrative fees payable	521,752
Payable for securities purchased	412,695
Trustees’ fees payable	3,720
Accrued expenses	394,998

Total liabilities	11,098,235

Commitments and contingent liabilities^
NET ASSETS	$4,817,740,939

Net assets were comprised of:
Paid in capital	$2,053,044,195
Total distributable earnings (loss)	2,764,696,744

Net assets	$4,817,740,939

Class IB
Net asset value, offering and redemption price per share, $4,766,050,069 / 141,355,984 shares outstanding (unlimited amount authorized: $0.01 par value)	$33.72

Class K
Net asset value, offering and redemption price per share, $51,690,870 / 1,424,378 shares outstanding (unlimited amount authorized: $0.01 par value)	$36.29

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($1,249,349 of dividend income received from affiliates) (net of $89,350 foreign withholding tax)	$38,089,194
Interest	14,434,671
Securities lending (net)	88,823

Total income	52,612,688

EXPENSES
Investment management fees	20,893,002
Distribution fees – Class IB (a)	11,371,986
Administrative fees	5,827,006
Printing and mailing expenses	397,315
Custodian fees	294,000
Professional fees	217,192
Trustees’ fees	150,341
Distribution fees – Class IA (a)	91,760
Miscellaneous	95,555

Total expenses	39,338,157

NET INVESTMENT INCOME (LOSS)	13,274,531

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($11,755,253 realized gain (loss) from affiliates)	532,211,257
Futures contracts	104,887,776
Foreign currency transactions	(2,031)

Net realized gain (loss)	637,097,002

Change in unrealized appreciation (depreciation) on:
Investments in securities ($51,659,179 of change in unrealized appreciation (depreciation) from affiliates)	596,213,743
Futures contracts	(32,005,690)
Foreign currency translations	(8,902)

Net change in unrealized appreciation (depreciation)	564,199,151

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,201,296,153

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,214,570,684

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,274,531	$16,904,288
Net realized gain (loss)	637,097,002	396,647,022
Net change in unrealized appreciation (depreciation)	564,199,151	890,024,458

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,214,570,684	1,303,575,768

Distributions to shareholders:
Class IA	—	(5,878,666)
Class IB	(569,201,810)	(356,946,395)
Class K	(5,896,394)	(4,019,559)

Total distributions to shareholders	(575,098,204)	(366,844,620)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 7,472 and 31,203 shares, respectively ]	252,862	895,751
Capital shares issued in reinvestment of dividends and distributions [ 0 and 192,989 shares, respectively ]	—	5,878,666
Capital shares repurchased in connection with share class combination (Note 1) [ (2,265,369) and 0 shares, respectively ]	(83,238,983)	—
Capital shares repurchased [ (98,856) and (246,841) shares, respectively ]	(3,326,112)	(7,218,619)

Total Class IA transactions	(86,312,233)	(444,202)

Class IB
Capital shares sold [ 1,179,912 and 1,417,256 shares, respectively ]	39,596,918	39,447,906
Capital shares issued in connection with share class combination (Note 1) [ 2,402,718 and 0 shares, respectively ]	83,238,983	—
Capital shares issued in reinvestment of dividends and distributions [ 16,331,221 and 12,423,126 shares, respectively ]	569,201,810	356,946,395
Capital shares repurchased [ (22,183,239) and (19,193,040) shares, respectively ]	(745,061,969)	(534,892,089)

Total Class IB transactions	(53,024,258)	(138,497,788)

Class K
Capital shares sold [ 37,297 and 69,996 shares, respectively ]	1,352,699	2,054,732
Capital shares issued in reinvestment of dividends and distributions [ 157,338 and 131,145 shares, respectively ]	5,896,394	4,019,559
Capital shares repurchased [ (345,424) and (276,124) shares, respectively ]	(12,413,489)	(7,981,680)

Total Class K transactions	(5,164,396)	(1,907,389)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(144,500,887)	(140,849,379)

TOTAL INCREASE (DECREASE) IN NET ASSETS	494,971,593	795,881,769
NET ASSETS:
Beginning of year	4,322,769,346	3,526,887,577

End of year	$4,817,740,939	$4,322,769,346

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$29.25	$23.02	$38.09	$39.79	$34.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.12	0.01	(0.07)	0.02
Net realized and unrealized gain (loss)	8.78	8.78	(11.52)	9.64	10.90

Total from investment operations	8.88	8.90	(11.51)	9.57	10.92

Less distributions:
Dividends from net investment income	(0.12)	(0.12)	(0.02)	—	(0.03)
Distributions from net realized gains	(4.29)	(2.55)	(3.54)	(11.27)	(6.05)

Total dividends and distributions	(4.41)	(2.67)	(3.56)	(11.27)	(6.08)

Net asset value, end of year	$33.72	$29.25	$23.02	$38.09	$39.79

Total return	30.11%	38.97%	(30.57)%	24.38%	31.99%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,766,050	$4,200,505	$3,428,797	$5,431,974	$4,962,811
Ratio of expenses to average net assets (f)	0.85%	0.86%	0.85%	0.82%	0.84%
Ratio of net investment income (loss) to average net assets (f)	0.28%	0.42%	0.04%	(0.17)%	0.06%
Portfolio turnover rate^	16%	23%	20%	29%	20%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$31.21	$24.42	$40.11	$41.32	$36.09

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.20	0.09	0.03 †	0.13
Net realized and unrealized gain (loss)	9.38	9.33	(12.15)	10.03	11.28

Total from investment operations	9.57	9.53	(12.06)	10.06	11.41

Less distributions:
Dividends from net investment income	(0.20)	(0.19)	(0.09)	—	(0.13)
Distributions from net realized gains	(4.29)	(2.55)	(3.54)	(11.27)	(6.05)

Total dividends and distributions	(4.49)	(2.74)	(3.63)	(11.27)	(6.18)

Net asset value, end of year	$36.29	$31.21	$24.42	$40.11	$41.32

Total return	30.44%	39.31%	(30.39)%	24.66%	32.34%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$51,691	$49,159	$40,291	$65,813	$527,792
Ratio of expenses to average net assets (f)	0.60%	0.61%	0.60%	0.57%	0.59%
Ratio of net investment income (loss) to average net assets (f)	0.53%	0.67%	0.30%	0.06%	0.33%
Portfolio turnover rate^	16%	23%	20%	29%	20%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.3%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	245,496	$5,589,944
Frontier Communications Parent, Inc.*	8,390	291,133
Iridium Communications, Inc.	3,629	105,313
Liberty Global Ltd., Class A*	5,669	72,336
Liberty Global Ltd., Class C*	5,475	71,942
Verizon Communications, Inc.	144,112	5,763,039

		11,893,707

Entertainment (1.4%)
Electronic Arts, Inc.	9,141	1,337,328
Liberty Media Corp.-Liberty Formula One, Class A*	511	42,945
Liberty Media Corp.-Liberty Formula One, Class C*	4,534	420,120
Liberty Media Corp.-Liberty Live, Class A*	670	44,595
Liberty Media Corp.-Liberty Live, Class C*	1,587	108,011
Madison Square Garden Sports Corp.*	585	132,023
Playtika Holding Corp.	2,404	16,684
Roku, Inc.*	3,671	272,902
Take-Two Interactive Software, Inc.*	5,893	1,084,783
TKO Group Holdings, Inc., Class A*	2,327	330,690
Walt Disney Co. (The)	62,810	6,993,894
Warner Bros Discovery, Inc.*	82,969	876,982

		11,660,957

Interactive Media & Services (0.1%)
IAC, Inc.*	2,542	109,662
Match Group, Inc.*	8,785	287,357
TripAdvisor, Inc.*	3,492	51,577
Trump Media & Technology Group Corp.*	737	25,132
ZoomInfo Technologies, Inc., Class A*	10,665	112,089

		585,817

Media (1.0%)
Charter Communications, Inc., Class A*	3,207	1,099,263
Comcast Corp., Class A	131,347	4,929,453
Fox Corp., Class A	7,849	381,304
Fox Corp., Class B	4,519	206,699
Interpublic Group of Cos., Inc. (The)	12,876	360,786
Liberty Broadband Corp., Class A*	427	31,751
Liberty Broadband Corp., Class C*	2,847	212,842
New York Times Co. (The), Class A	5,494	285,963
News Corp., Class A	13,006	358,185
News Corp., Class B (x)	3,884	118,190
Nexstar Media Group, Inc., Class A	648	102,365
Omnicom Group, Inc.	6,617	569,327
Paramount Global, Class A	315	7,025
Paramount Global, Class B	20,224	211,543
Sirius XM Holdings, Inc. (x)	8,340	190,152

		9,064,848

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.	16,546	3,652,199

Total Communication Services		36,857,528

Consumer Discretionary (6.2%)
Automobile Components (0.2%)
Aptiv plc*	9,307	$562,888
BorgWarner, Inc.	7,751	246,404
Gentex Corp.	7,905	227,111
Lear Corp.	1,929	182,676
QuantumScape Corp., Class A (x)*	12,154	63,079

		1,282,158

Automobiles (0.5%)
Ford Motor Co.	134,229	1,328,867
General Motors Co.	38,214	2,035,660
Harley-Davidson, Inc. (x)	4,135	124,587
Lucid Group, Inc. (x)*	33,784	102,028
Rivian Automotive, Inc., Class A (x)*	28,124	374,049
Thor Industries, Inc.	1,738	166,344

		4,131,535

Broadline Retail (0.2%)
Dillard’s, Inc., Class A (x)	105	45,333
eBay, Inc.	17,301	1,071,797
Etsy, Inc.*	1,383	73,147
Kohl’s Corp. (x)	3,775	53,001
Macy’s, Inc.	9,359	158,448
Nordstrom, Inc.	3,419	82,569
Ollie’s Bargain Outlet Holdings, Inc.*	2,083	228,567

		1,712,862

Distributors (0.1%)
Genuine Parts Co.	4,754	555,077
LKQ Corp.	8,975	329,831

		884,908

Diversified Consumer Services (0.1%)
ADT, Inc.	9,913	68,499
Bright Horizons Family Solutions, Inc.*	1,674	185,563
Grand Canyon Education, Inc.*	676	110,729
H&R Block, Inc.	3,818	201,743
Service Corp. International	4,875	389,122

		955,656

Hotels, Restaurants & Leisure (2.0%)
Aramark	8,949	333,887
Booking Holdings, Inc.	71	352,758
Boyd Gaming Corp.	2,346	170,179
Caesars Entertainment, Inc.*	7,351	245,670
Carnival Corp.*	34,110	850,021
Choice Hotels International, Inc.(x)	144	20,445
Darden Restaurants, Inc.	1,920	358,445
Domino’s Pizza, Inc.	774	324,894
DoorDash, Inc., Class A*	1,506	252,632
Dutch Bros, Inc., Class A*	2,259	118,326
Hilton Worldwide Holdings, Inc.	4,090	1,010,884
Hyatt Hotels Corp., Class A	1,279	200,778
Marriott International, Inc., Class A	7,843	2,187,726
Marriott Vacations Worldwide Corp.	1,189	106,772
McDonald’s Corp.	23,064	6,686,023
MGM Resorts International*	7,986	276,715
Penn Entertainment, Inc.*	5,148	102,033
Planet Fitness, Inc., Class A*	1,359	134,364
Royal Caribbean Cruises Ltd.	5,292	1,220,812
Starbucks Corp.	8,679	791,959

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Travel + Leisure Co.	2,290	$115,531
Vail Resorts, Inc.	208	38,990
Wendy’s Co. (The)	2,995	48,819
Wyndham Hotels & Resorts, Inc.	2,399	241,795
Wynn Resorts Ltd.	3,230	278,297
Yum! Brands, Inc.	5,933	795,971

		17,264,726

Household Durables (0.8%)
DR Horton, Inc.	10,137	1,417,355
Garmin Ltd.	5,293	1,091,734
Leggett & Platt, Inc.	4,545	43,632
Lennar Corp., Class A	8,137	1,109,643
Lennar Corp., Class B	383	50,613
Mohawk Industries, Inc.*	1,792	213,481
Newell Brands, Inc.	14,177	141,203
NVR, Inc.*	98	801,532
PulteGroup, Inc.	7,054	768,181
SharkNinja, Inc.*	1,814	176,611
Toll Brothers, Inc.	3,493	439,944
TopBuild Corp.*	998	310,717
Whirlpool Corp.	1,808	206,980

		6,771,626

Leisure Products (0.1%)
Brunswick Corp.	2,307	149,217
Hasbro, Inc.	599	33,490
Mattel, Inc.*	11,565	205,048
Polaris, Inc.	1,760	101,411
YETI Holdings, Inc.*	2,043	78,676

		567,842

Specialty Retail (1.8%)
Advance Auto Parts, Inc.	2,034	96,188
AutoNation, Inc.*	868	147,421
AutoZone, Inc.*	51	163,302
Bath & Body Works, Inc.	7,690	298,141
Best Buy Co., Inc.	7,367	632,089
CarMax, Inc.*	4,997	408,555
Carvana Co.*	2,404	488,877
Dick’s Sporting Goods, Inc.	1,739	397,953
Five Below, Inc.*	379	39,780
Floor & Decor Holdings, Inc., Class A*	2,278	227,117
GameStop Corp., Class A*	12,803	401,246
Gap, Inc. (The)	6,859	162,078
Home Depot, Inc. (The)	6,852	2,665,359
Lithia Motors, Inc., Class A	926	330,980
Lowe’s Cos., Inc.	19,580	4,832,344
O’Reilly Automotive, Inc.*	154	182,613
Penske Automotive Group, Inc.	631	96,190
RH*	409	160,978
Ross Stores, Inc.	8,649	1,308,334
TJX Cos., Inc. (The)	15,849	1,914,718
Ulta Beauty, Inc.*	219	95,250
Wayfair, Inc., Class A*	3,205	142,046
Williams-Sonoma, Inc.	1,775	328,694

		15,520,253

Textiles, Apparel & Luxury Goods (0.4%)
Amer Sports, Inc.*	1,989	55,612
Birkenstock Holding plc*	1,342	76,038
Capri Holdings Ltd.*	3,918	82,513
Carter’s, Inc.	1,213	$65,732
Columbia Sportswear Co.	1,137	95,428
Crocs, Inc.*	1,667	182,586
NIKE, Inc., Class B	15,713	1,189,003
PVH Corp.	1,896	200,502
Ralph Lauren Corp.	1,374	317,367
Skechers USA, Inc., Class A*	4,112	276,491
Tapestry, Inc.	7,826	511,273
Under Armour, Inc., Class A*	6,448	53,389
Under Armour, Inc., Class C*	6,615	49,348
VF Corp. (x)	11,958	256,619

		3,411,901

Total Consumer Discretionary		52,503,467

Consumer Staples (7.8%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	242	72,595
Brown-Forman Corp., Class A	1,664	62,716
Brown-Forman Corp., Class B(x)	5,888	223,626
Coca-Cola Co. (The)	56,688	3,529,395
Coca-Cola Consolidated, Inc.	206	259,558
Constellation Brands, Inc., Class A	5,447	1,203,787
Keurig Dr Pepper, Inc.	38,299	1,230,164
Molson Coors Beverage Co., Class B	5,982	342,888
Monster Beverage Corp.*	4,894	257,229
PepsiCo, Inc.	9,873	1,501,288

		8,683,246

Consumer Staples Distribution & Retail (2.5%)
Albertsons Cos., Inc., Class A	14,282	280,499
BJ’s Wholesale Club Holdings, Inc.*	4,508	402,790
Casey’s General Stores, Inc.	1,046	414,457
Dollar General Corp.	7,510	569,408
Dollar Tree, Inc.*	6,912	517,985
Grocery Outlet Holding Corp.*	3,312	51,700
Kroger Co. (The)	22,680	1,386,882
Maplebear, Inc.*	5,881	243,591
Performance Food Group Co.*	4,476	378,446
Sysco Corp.	6,453	493,396
Target Corp.	15,820	2,138,548
US Foods Holding Corp.*	7,829	528,144
Walgreens Boots Alliance, Inc.	24,470	228,305
Walmart, Inc.	148,428	13,410,470

		21,044,621

Food Products (1.3%)
Archer-Daniels-Midland Co.	16,300	823,476
Bunge Global SA	4,814	374,337
Campbell’s Co. (The)	6,562	274,817
Conagra Brands, Inc.	16,287	451,964
Darling Ingredients, Inc.*	5,418	182,532
Flowers Foods, Inc.	6,404	132,307
Freshpet, Inc.*	1,083	160,403
General Mills, Inc.	19,088	1,217,242
Hershey Co. (The)	4,286	725,834
Hormel Foods Corp.	9,910	310,877
Ingredion, Inc.	2,239	307,997
J M Smucker Co. (The)	3,527	388,393
Kellanova	8,961	725,572
Kraft Heinz Co. (The)	30,383	933,062
Lamb Weston Holdings, Inc.	3,339	223,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	8,610	$656,426
Mondelez International, Inc., Class A	45,792	2,735,156
Pilgrim’s Pride Corp.*	1,277	57,963
Post Holdings, Inc.*	1,688	193,209
Seaboard Corp.	9	21,867
Tyson Foods, Inc., Class A	9,614	552,228

		11,448,807

Household Products (1.6%)
Church & Dwight Co., Inc.	8,339	873,177
Colgate-Palmolive Co.	12,504	1,136,739
Kimberly-Clark Corp.	6,772	887,403
Procter & Gamble Co. (The)	62,700	10,511,655
Reynolds Consumer Products, Inc.	1,858	50,147
Spectrum Brands Holdings, Inc.	927	78,322

		13,537,443

Personal Care Products (0.3%)
BellRing Brands, Inc.*	4,453	335,489
Coty, Inc., Class A*	13,035	90,724
Estee Lauder Cos., Inc. (The), Class A	5,036	377,599
Kenvue, Inc.	65,462	1,397,614

		2,201,426

Tobacco (1.1%)
Altria Group, Inc.	58,772	3,073,188
Philip Morris International, Inc.	53,162	6,398,046

		9,471,234

Total Consumer Staples		66,386,777

Energy (6.7%)
Energy Equipment & Services (0.6%)
Baker Hughes Co.	34,120	1,399,602
Halliburton Co.	30,135	819,371
NOV, Inc.	13,457	196,472
Schlumberger NV	48,853	1,873,024
TechnipFMC plc	14,658	424,203

		4,712,672

Oil, Gas & Consumable Fuels (6.1%)
Antero Midstream Corp.	7,159	108,029
Antero Resources Corp.*	9,914	347,486
APA Corp.	12,367	285,554
Cheniere Energy, Inc.	3,839	824,886
Chevron Corp.	58,921	8,534,118
Chord Energy Corp.	2,112	246,935
Civitas Resources, Inc.	2,476	113,574
ConocoPhillips	44,944	4,457,096
Coterra Energy, Inc.	25,358	647,643
Devon Energy Corp.	21,510	704,022
Diamondback Energy, Inc.	6,447	1,056,212
DT Midstream, Inc.	3,319	330,008
EOG Resources, Inc.	19,673	2,411,516
EQT Corp.	18,895	871,248
Expand Energy Corp.	7,736	770,119
Exxon Mobil Corp.	153,481	16,509,951
Hess Corp.	3,371	448,377
HF Sinclair Corp.	5,396	189,130
Kinder Morgan, Inc.	66,270	1,815,798
Marathon Petroleum Corp.	12,042	1,679,859
Matador Resources Co.	3,712	208,837
New Fortress Energy, Inc. (x)	1,048	$15,846
Occidental Petroleum Corp.	22,796	1,126,350
ONEOK, Inc.	19,947	2,002,679
Ovintiv, Inc.	9,000	364,500
Permian Resources Corp.	17,601	253,102
Phillips 66	14,303	1,629,541
Range Resources Corp.	8,102	291,510
Valero Energy Corp.	10,920	1,338,683
Viper Energy, Inc., Class A	2,451	120,271
Williams Cos., Inc. (The)	41,604	2,251,609

		51,954,489

Total Energy		56,667,161

Financials (22.9%)
Banks (7.5%)
Bank of America Corp.	232,097	10,200,663
Bank OZK	3,632	161,733
BOK Financial Corp.	775	82,499
Citigroup, Inc.	65,539	4,613,290
Citizens Financial Group, Inc.	15,434	675,392
Columbia Banking System, Inc.	7,126	192,473
Comerica, Inc.	4,531	280,242
Commerce Bancshares, Inc.	4,308	268,432
Cullen/Frost Bankers, Inc.	2,010	269,843
East West Bancorp, Inc.	4,715	451,508
Fifth Third Bancorp	23,342	986,900
First Citizens BancShares, Inc., Class A	410	866,338
First Hawaiian, Inc.	4,353	112,960
First Horizon Corp.	18,655	375,712
FNB Corp.	12,156	179,666
Huntington Bancshares, Inc.	49,349	802,908
JPMorgan Chase & Co.	96,345	23,094,860
KeyCorp	31,632	542,173
M&T Bank Corp.	5,680	1,067,897
Pinnacle Financial Partners, Inc.	2,590	296,270
PNC Financial Services Group, Inc. (The)	13,577	2,618,324
Popular, Inc.	2,186	205,615
Prosperity Bancshares, Inc.	3,066	231,023
Regions Financial Corp.	31,403	738,599
Synovus Financial Corp.	4,910	251,539
TFS Financial Corp.	1,727	21,691
Truist Financial Corp.	45,634	1,979,603
US Bancorp	53,311	2,549,865
Webster Financial Corp.	5,833	322,098
Wells Fargo & Co.	114,253	8,025,131
Western Alliance Bancorp	3,669	306,508
Wintrust Financial Corp.	2,217	276,482
Zions Bancorp NA	4,942	268,104

		63,316,341

Capital Markets (5.3%)
Affiliated Managers Group, Inc.	1,072	198,234
Ameriprise Financial, Inc.	301	160,261
Bank of New York Mellon Corp. (The)	25,263	1,940,956
Blackrock, Inc.	5,048	5,174,755
Carlyle Group, Inc. (The)	7,483	377,817
Cboe Global Markets, Inc.	3,606	704,612
Charles Schwab Corp. (The)	45,892	3,396,467
CME Group, Inc.	12,292	2,854,571
Coinbase Global, Inc., Class A*	1,079	267,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Evercore, Inc., Class A	1,226	$339,835
FactSet Research Systems, Inc.	840	403,435
Franklin Resources, Inc.	9,739	197,604
Goldman Sachs Group, Inc. (The)	7,883	4,513,963
Houlihan Lokey, Inc., Class A	1,627	282,545
Interactive Brokers Group, Inc., Class A	3,607	637,249
Intercontinental Exchange, Inc.	19,429	2,895,115
Invesco Ltd.	12,487	218,273
Janus Henderson Group plc	4,417	187,855
Jefferies Financial Group, Inc.	4,283	335,787
KKR & Co., Inc.	16,396	2,425,132
Lazard, Inc.	239	12,304
MarketAxess Holdings, Inc.	1,262	285,263
Morgan Stanley	37,355	4,696,271
MSCI, Inc.	1,106	663,611
Nasdaq, Inc.	14,080	1,088,525
Northern Trust Corp.	6,813	698,333
Raymond James Financial, Inc.	6,463	1,003,898
Robinhood Markets, Inc., Class A*	22,699	845,765
S&P Global, Inc.	10,702	5,329,917
SEI Investments Co.	3,415	281,669
State Street Corp.	10,303	1,011,239
Stifel Financial Corp.	3,393	359,929
T. Rowe Price Group, Inc.	7,498	847,949
TPG, Inc., Class A	2,159	135,672
Tradeweb Markets, Inc., Class A	2,400	314,208
Virtu Financial, Inc., Class A	2,775	99,012
XP, Inc., Class A	12,536	148,552

		45,334,499

Consumer Finance (1.1%)
Ally Financial, Inc.	8,105	291,861
American Express Co.	11,993	3,559,402
Capital One Financial Corp.	12,944	2,308,174
Credit Acceptance Corp.*	45	21,126
Discover Financial Services	8,548	1,480,770
OneMain Holdings, Inc.	3,857	201,065
SLM Corp.	7,379	203,513
SoFi Technologies, Inc.*	29,650	456,610
Synchrony Financial	13,490	876,850

		9,399,371

Financial Services (4.8%)
Affirm Holdings, Inc., Class A*	7,912	481,841
Apollo Global Management, Inc.	4,495	742,394
Berkshire Hathaway, Inc., Class B*	62,597	28,373,968
Block, Inc., Class A*	10,976	932,850
Corebridge Financial, Inc.	9,764	292,236
Euronet Worldwide, Inc.*	1,477	151,895
Fidelity National Information Services, Inc.	19,215	1,551,996
Fiserv, Inc.*	13,365	2,745,438
Global Payments, Inc.	8,701	975,034
Jack Henry & Associates, Inc.	2,479	434,569
MGIC Investment Corp.	8,791	208,435
PayPal Holdings, Inc.*	34,964	2,984,177
Rocket Cos., Inc., Class A*	4,730	53,260
UWM Holdings Corp., Class A(x)	1,009	5,923
Voya Financial, Inc.	3,463	238,358
Western Union Co. (The)	9,521	100,923
WEX, Inc.*	1,269	222,481

		40,495,778

Insurance (4.1%)
Aflac, Inc.	19,075	$1,973,118
Allstate Corp. (The)	7,579	1,461,155
American Financial Group, Inc.	2,453	335,889
American International Group, Inc.	22,209	1,616,815
Aon plc, Class A	6,712	2,410,682
Arch Capital Group Ltd.	12,331	1,138,768
Arthur J Gallagher & Co.	7,822	2,220,275
Assurant, Inc.	1,778	379,105
Assured Guaranty Ltd.	1,776	159,858
Axis Capital Holdings Ltd.	2,653	235,109
Brighthouse Financial, Inc.*	2,110	101,364
Brown & Brown, Inc.	4,571	466,333
Chubb Ltd.	13,835	3,822,611
Cincinnati Financial Corp.	5,233	751,982
CNA Financial Corp.	750	36,278
Everest Group Ltd.	1,231	446,188
Fidelity National Financial, Inc.	8,869	497,906
First American Financial Corp.	3,415	213,233
Globe Life, Inc.	3,035	338,463
Hanover Insurance Group, Inc. (The)	1,220	188,685
Hartford Financial Services Group, Inc. (The)	10,001	1,094,109
Kemper Corp.	2,070	137,531
Lincoln National Corp.	5,814	184,362
Loews Corp.	6,121	518,387
Markel Group, Inc.*	335	578,287
Marsh & McLennan Cos., Inc.	14,550	3,090,566
MetLife, Inc.	20,114	1,646,934
Old Republic International Corp.	8,495	307,434
Primerica, Inc.	1,181	320,547
Principal Financial Group, Inc.	7,853	607,901
Progressive Corp. (The)	3,138	751,896
Prudential Financial, Inc.	12,287	1,456,378
Reinsurance Group of America, Inc.	2,245	479,599
RenaissanceRe Holdings Ltd.	1,753	436,164
RLI Corp.	1,329	219,059
Travelers Cos., Inc. (The)	7,811	1,881,592
Unum Group	6,313	461,038
W.R. Berkley Corp.	10,044	587,775
White Mountains Insurance Group Ltd.	85	165,330
Willis Towers Watson plc	3,494	1,094,461

		34,813,167

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	25,230	232,368
Annaly Capital Management, Inc. (REIT)	17,102	312,967
Rithm Capital Corp. (REIT)	17,521	189,753
Starwood Property Trust, Inc. (REIT) (x)	10,693	202,632

		937,720

Total Financials		194,296,876

Health Care (14.1%)
Biotechnology (2.2%)
AbbVie, Inc.	34,415	6,115,545
Alnylam Pharmaceuticals, Inc.*	483	113,655
Amgen, Inc.	4,053	1,056,374
Biogen, Inc.*	4,980	761,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
BioMarin Pharmaceutical, Inc.*	6,454	$424,221
Exact Sciences Corp.*	3,772	211,949
Exelixis, Inc.*	1,624	54,079
Gilead Sciences, Inc.	42,679	3,942,259
GRAIL, Inc. (x)*	907	16,190
Incyte Corp.*	5,114	353,224
Ionis Pharmaceuticals, Inc.*	374	13,075
Moderna, Inc.*	11,047	459,334
Regeneron Pharmaceuticals, Inc.*	3,273	2,331,456
Roivant Sciences Ltd.*	14,538	171,985
United Therapeutics Corp.*	1,493	526,790
Vertex Pharmaceuticals, Inc.*	4,421	1,780,337

		18,332,015

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	59,151	6,690,570
Align Technology, Inc.*	1,060	221,021
Baxter International, Inc.	17,406	507,559
Becton Dickinson & Co.	9,885	2,242,610
Boston Scientific Corp.*	50,228	4,486,365
Cooper Cos., Inc. (The)*	6,671	613,265
Dentsply Sirona, Inc.	6,906	131,076
Edwards Lifesciences Corp.*	16,533	1,223,938
Enovis Corp.*	1,858	81,529
Envista Holdings Corp.*	5,873	113,290
GE HealthCare Technologies, Inc.	14,082	1,100,931
Globus Medical, Inc., Class A*	3,826	316,448
Hologic, Inc.*	7,816	563,455
Masimo Corp.*	703	116,206
Medtronic plc	43,897	3,506,492
QuidelOrtho Corp.*	2,125	94,669
ResMed, Inc.	3,613	826,257
Solventum Corp.*	4,738	312,992
STERIS plc	3,369	692,532
Stryker Corp.	8,699	3,132,075
Teleflex, Inc.	1,610	286,548
Zimmer Biomet Holdings, Inc.	6,989	738,248

		27,998,076

Health Care Providers & Services (3.6%)
Acadia Healthcare Co., Inc.*	3,110	123,311
Amedisys, Inc.*	1,095	99,415
Cardinal Health, Inc.	3,380	399,753
Centene Corp.*	17,975	1,088,926
Chemed Corp.	456	241,589
Cigna Group (The)	8,664	2,392,477
CVS Health Corp.	43,133	1,936,240
Elevance Health, Inc.	6,679	2,463,883
Encompass Health Corp.	3,382	312,328
HCA Healthcare, Inc.	4,869	1,461,430
Henry Schein, Inc.*	4,366	302,127
Humana, Inc.	4,121	1,045,539
Labcorp Holdings, Inc.	2,873	658,836
McKesson Corp.	2,524	1,438,453
Molina Healthcare, Inc.*	732	213,049
Premier, Inc., Class A	3,559	75,451
Quest Diagnostics, Inc.	3,794	572,363
Tenet Healthcare Corp.*	3,250	410,247
UnitedHealth Group, Inc.	29,312	14,827,768
Universal Health Services, Inc., Class B	1,978	354,893

		30,418,078

Health Care Technology (0.0%)†
Certara, Inc.*	4,110	$43,772
Doximity, Inc., Class A*	3,878	207,046

		250,818

Life Sciences Tools & Services (2.3%)
10X Genomics, Inc., Class A*	1,174	16,859
Agilent Technologies, Inc.	10,012	1,345,012
Avantor, Inc.*	23,182	488,445
Azenta, Inc.*	1,811	90,550
Bio-Rad Laboratories, Inc., Class A*	660	216,817
Bio-Techne Corp.	5,309	382,407
Bruker Corp.	1,366	80,075
Charles River Laboratories International, Inc.*	1,746	322,312
Danaher Corp.	22,074	5,067,087
Fortrea Holdings, Inc.*	2,748	51,250
Illumina, Inc.*	5,445	727,615
IQVIA Holdings, Inc.*	5,465	1,073,927
Mettler-Toledo International, Inc.*	721	882,273
QIAGEN NV*	7,636	340,031
Repligen Corp.*	1,632	234,910
Revvity, Inc.	4,205	469,320
Sotera Health Co.*	5,148	70,425
Thermo Fisher Scientific, Inc.	13,059	6,793,683
Waters Corp.*	786	291,590
West Pharmaceutical Services, Inc.	975	319,371

		19,263,959

Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	69,362	3,923,115
Elanco Animal Health, Inc.*	16,824	203,739
Jazz Pharmaceuticals plc*	2,104	259,108
Johnson & Johnson	82,497	11,930,716
Organon & Co.	8,792	131,177
Perrigo Co. plc	4,631	119,063
Pfizer, Inc.	193,887	5,143,822
Royalty Pharma plc, Class A	13,375	341,196
Viatris, Inc.	40,565	505,034
Zoetis, Inc.	2,737	445,939

		23,002,909

Total Health Care		119,265,855

Industrials (14.6%)
Aerospace & Defense (3.2%)
Boeing Co. (The)*	19,662	3,480,174
BWX Technologies, Inc.	2,480	276,247
Curtiss-Wright Corp.	1,304	462,750
General Dynamics Corp.	9,336	2,459,943
General Electric Co.	29,222	4,873,937
Hexcel Corp.	2,781	174,369
Howmet Aerospace, Inc.	13,006	1,422,466
Huntington Ingalls Industries, Inc.	1,350	255,109
L3Harris Technologies, Inc.	6,474	1,361,353
Loar Holdings, Inc. (x)*	33	2,439
Lockheed Martin Corp.	4,964	2,412,206
Northrop Grumman Corp.	4,717	2,213,641
RTX Corp.	45,472	5,262,020
Spirit AeroSystems Holdings, Inc., Class A*	3,467	118,155
Standardaero, Inc.*	1,610	39,864

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Textron, Inc.	6,387	$488,542
TransDigm Group, Inc.	1,485	1,881,911
Woodward, Inc.	2,054	341,827

		27,526,953

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	3,969	410,077
Expeditors International of Washington, Inc.	4,039	447,400
FedEx Corp.	7,740	2,177,494
GXO Logistics, Inc.*	4,012	174,522
United Parcel Service, Inc., Class B	24,928	3,143,421

		6,352,914

Building Products (1.1%)
A.O. Smith Corp.	4,107	280,138
Advanced Drainage Systems, Inc.	1,488	172,013
Allegion plc	2,989	390,602
Armstrong World Industries, Inc.	984	139,069
AZEK Co., Inc. (The), Class A*	1,462	69,401
Builders FirstSource, Inc.*	3,728	532,843
Carlisle Cos., Inc.	1,361	501,991
Carrier Global Corp.	28,682	1,957,833
Fortune Brands Innovations, Inc.	4,208	287,533
Hayward Holdings, Inc.*	4,872	74,493
Johnson Controls International plc	22,818	1,801,025
Masco Corp.	7,521	545,799
Owens Corning	2,949	502,274
Simpson Manufacturing Co., Inc.	1,312	217,569
Trane Technologies plc	5,101	1,884,054

		9,356,637

Commercial Services & Supplies (0.4%)
Cintas Corp.	603	110,168
Clean Harbors, Inc.*	1,740	400,444
Copart, Inc.*	2,028	116,387
MSA Safety, Inc.	1,265	209,699
RB Global, Inc.	6,258	564,534
Republic Services, Inc.	7,016	1,411,479
Tetra Tech, Inc.	7,149	284,816
Veralto Corp.	4,643	472,890
Vestis Corp.	4,493	68,473

		3,638,890

Construction & Engineering (0.4%)
AECOM	4,639	495,538
API Group Corp.*	7,773	279,595
EMCOR Group, Inc.	961	436,198
Everus Construction Group, Inc.*	1,735	114,076
MasTec, Inc.*	2,141	291,476
Quanta Services, Inc.	3,446	1,089,108
Valmont Industries, Inc.	680	208,536
WillScot Holdings Corp.*	4,456	149,053

		3,063,580

Electrical Equipment (1.7%)
Acuity Brands, Inc.	1,052	307,321
AMETEK, Inc.	7,892	1,422,612
Eaton Corp. plc	13,652	4,530,689
Emerson Electric Co.	19,538	2,421,344
GE Vernova, Inc.	9,316	3,064,312
Generac Holdings, Inc.*	1,026	159,081
Hubbell, Inc., Class B	1,830	$766,569
nVent Electric plc	5,645	384,763
Regal Rexnord Corp.	2,269	351,990
Rockwell Automation, Inc.	3,557	1,016,555
Sensata Technologies Holding plc	5,107	139,932

		14,565,168

Ground Transportation (1.0%)
Avis Budget Group, Inc.*	357	28,778
CSX Corp.	66,807	2,155,862
JB Hunt Transport Services, Inc.	2,802	478,189
Knight-Swift Transportation Holdings, Inc., Class A	5,348	283,658
Landstar System, Inc.	1,216	208,982
Lyft, Inc., Class A*	3,837	49,497
Norfolk Southern Corp.	7,726	1,813,292
Ryder System, Inc.	1,454	228,075
Saia, Inc.*	377	171,810
Schneider National, Inc., Class B	1,604	46,965
U-Haul Holding Co. (Nasdaq Stock Exchange) (x)*	149	10,294
U-Haul Holding Co. (New York Stock exchange)	1,943	124,449
Union Pacific Corp.	10,869	2,478,567

		8,078,418

Industrial Conglomerates (0.7%)
3M Co.	15,381	1,985,533
Honeywell International, Inc.	18,830	4,253,509

		6,239,042

Machinery (3.5%)
AGCO Corp.	2,127	198,832
Allison Transmission Holdings, Inc.	2,987	322,775
Caterpillar, Inc.	14,347	5,204,518
CNH Industrial NV	29,836	338,042
Crane Co.	1,671	253,574
Cummins, Inc.	4,670	1,627,962
Deere & Co.	8,624	3,653,989
Donaldson Co., Inc.	4,104	276,404
Dover Corp.	4,687	879,281
Esab Corp.	1,932	231,724
Flowserve Corp.	4,488	258,150
Fortive Corp.	12,028	902,100
Gates Industrial Corp. plc*	7,004	144,072
Graco, Inc.	5,716	481,802
IDEX Corp.	2,589	541,852
Illinois Tool Works, Inc.	6,328	1,604,528
Ingersoll Rand, Inc.	13,796	1,247,986
ITT, Inc.	2,816	402,350
Lincoln Electric Holdings, Inc.	1,360	254,959
Middleby Corp. (The)*	1,820	246,519
Nordson Corp.	1,939	405,716
Oshkosh Corp.	2,229	211,911
Otis Worldwide Corp.	13,810	1,278,944
PACCAR, Inc.	17,584	1,829,088
Parker-Hannifin Corp.	4,374	2,781,995
Pentair plc	5,643	567,912
RBC Bearings, Inc.*	971	290,465
Snap-on, Inc.	1,768	600,201
Stanley Black & Decker, Inc.	5,253	421,763
Timken Co. (The)	2,208	157,585

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Toro Co. (The)	3,569	$285,877
Westinghouse Air Brake Technologies Corp.	5,979	1,133,559
Xylem, Inc.	8,260	958,325

		29,994,760

Marine Transportation (0.0%)†
Kirby Corp.*	1,982	209,696

Passenger Airlines (0.4%)
Alaska Air Group, Inc.*	4,288	277,648
American Airlines Group, Inc.*	20,760	361,847
Delta Air Lines, Inc.	22,019	1,332,149
Southwest Airlines Co.	20,421	686,554
United Airlines Holdings, Inc.*	11,189	1,086,452

		3,744,650

Professional Services (0.9%)
Amentum Holdings, Inc.*	4,261	89,609
Automatic Data Processing, Inc.	1,012	296,243
Broadridge Financial Solutions, Inc.	348	78,679
CACI International, Inc., Class A*	754	304,661
Clarivate plc (x)*	13,950	70,866
Concentrix Corp.	1,607	69,535
Dayforce, Inc.*	4,602	334,289
Dun & Bradstreet Holdings, Inc.	10,336	128,787
Equifax, Inc.	3,355	855,022
FTI Consulting, Inc.*	1,202	229,738
Genpact Ltd.	6,003	257,829
Jacobs Solutions, Inc.	4,261	569,355
KBR, Inc.	4,157	240,815
Leidos Holdings, Inc.	4,608	663,828
ManpowerGroup, Inc.	1,611	92,987
Parsons Corp.*	1,563	144,187
Paychex, Inc.	7,047	988,130
Paycom Software, Inc.	644	132,001
Paycor HCM, Inc.*	2,240	41,597
Robert Half, Inc.	3,457	243,580
Science Applications International Corp.	1,746	195,168
SS&C Technologies Holdings, Inc.	7,345	556,604
TransUnion	6,254	579,808

		7,163,318

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	3,564	171,820
Core & Main, Inc., Class A*	2,249	114,497
Fastenal Co.	3,072	220,907
Ferguson Enterprises, Inc.	6,452	1,119,874
MSC Industrial Direct Co., Inc., Class A	1,568	117,114
SiteOne Landscape Supply, Inc.*	962	126,763
United Rentals, Inc.	1,722	1,213,046
W.W. Grainger, Inc.	195	205,540
Watsco, Inc.	1,182	560,138
WESCO International, Inc.	1,490	269,630

		4,119,329

Total Industrials		124,053,355

Information Technology (9.2%)
Communications Equipment (1.3%)
Ciena Corp.*	4,919	417,180
Cisco Systems, Inc.	138,661	8,208,731
F5, Inc.*	1,996	$501,934
Juniper Networks, Inc.	11,131	416,856
Lumentum Holdings, Inc.*	2,281	191,490
Motorola Solutions, Inc.	2,952	1,364,503
Ubiquiti, Inc.	79	26,223

		11,126,917

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	16,842	1,169,677
Arrow Electronics, Inc.*	1,814	205,200
Avnet, Inc.	3,068	160,518
CDW Corp.	2,282	397,159
Cognex Corp.	5,557	199,274
Coherent Corp.*	4,518	427,990
Corning, Inc.	26,200	1,245,024
Crane NXT Co.	1,675	97,519
Ingram Micro Holding Corp.*	455	8,823
IPG Photonics Corp.*	943	68,575
Jabil, Inc.	3,467	498,901
Keysight Technologies, Inc.*	5,956	956,712
Littelfuse, Inc.	834	196,532
TD SYNNEX Corp.	2,576	302,113
Teledyne Technologies, Inc.*	1,582	734,254
Trimble, Inc.*	8,324	588,174
Vontier Corp.	5,277	192,452
Zebra Technologies Corp., Class A*	1,374	530,666

		7,979,563

IT Services (2.2%)
Accenture plc, Class A	21,458	7,548,710
Akamai Technologies, Inc.*	5,146	492,215
Amdocs Ltd.	3,914	333,238
Cognizant Technology Solutions Corp., Class A	17,014	1,308,376
DXC Technology Co.*	6,112	122,118
EPAM Systems, Inc.*	1,779	415,966
Globant SA*	356	76,333
International Business Machines Corp.	31,372	6,896,507
Kyndryl Holdings, Inc.*	7,770	268,842
Okta, Inc.*	3,016	237,661
Twilio, Inc., Class A*	4,680	505,814
VeriSign, Inc.*	2,702	559,206

		18,764,986

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	18,717	2,260,826
Allegro MicroSystems, Inc.*	4,150	90,719
Amkor Technology, Inc.	3,853	98,984
Analog Devices, Inc.	16,944	3,599,922
Applied Materials, Inc.	2,305	374,862
Astera Labs, Inc.*	3,520	466,224
Cirrus Logic, Inc.*	1,837	182,928
First Solar, Inc.*	3,644	642,219
GLOBALFOUNDRIES, Inc. (x)*	3,360	144,178
Intel Corp.	145,727	2,921,826
Lattice Semiconductor Corp.*	624	35,350
MACOM Technology Solutions Holdings, Inc.*	1,906	247,608
Marvell Technology, Inc.	26,954	2,977,069
Microchip Technology, Inc.	18,126	1,039,526
Micron Technology, Inc.	37,696	3,172,495
MKS Instruments, Inc.	2,150	224,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
ON Semiconductor Corp.*	14,675	$925,259
Onto Innovation, Inc.*	1,244	207,337
Qorvo, Inc.*	3,235	226,224
QUALCOMM, Inc.	2,368	363,772
Skyworks Solutions, Inc.	5,490	486,853
Teradyne, Inc.	475	59,812
Texas Instruments, Inc.	27,360	5,130,274
Universal Display Corp.	791	115,644
Wolfspeed, Inc. (x)*	4,254	28,332

		26,022,682

Software (1.2%)
ANSYS, Inc.*	2,982	1,005,918
Aspen Technology, Inc.*	919	229,410
BILL Holdings, Inc.*	2,628	222,618
CCC Intelligent Solutions Holdings, Inc.*	15,452	181,252
Dolby Laboratories, Inc., Class A	1,997	155,966
DoubleVerify Holdings, Inc.*	2,159	41,474
Dropbox, Inc., Class A*	5,722	171,889
Fair Isaac Corp.*	125	248,866
Fortinet, Inc.*	3,970	375,086
Gen Digital, Inc.	18,580	508,720
Guidewire Software, Inc.*	1,525	257,085
HashiCorp, Inc., Class A*	1,051	35,955
Informatica, Inc., Class A*	2,759	71,541
MicroStrategy, Inc., Class A*	5,016	1,452,734
nCino, Inc.*	1,074	36,065
Nutanix, Inc., Class A*	5,943	363,593
PTC, Inc.*	1,590	292,353
Roper Technologies, Inc.	3,651	1,897,972
Salesforce, Inc.	4,874	1,629,524
SentinelOne, Inc., Class A*	7,880	174,936
Tyler Technologies, Inc.*	217	125,131
UiPath, Inc., Class A*	2,140	27,199
Unity Software, Inc.*	5,652	127,000
Zoom Communications, Inc., Class A*	9,013	735,551

		10,367,838

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C	7,824	901,638
Hewlett Packard Enterprise Co.	44,352	946,915
HP, Inc.	25,342	826,909
NetApp, Inc.	3,888	451,319
Pure Storage, Inc., Class A*	1,343	82,501
Western Digital Corp.*	11,152	664,994

		3,874,276

Total Information Technology		78,136,262

Materials (4.1%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	7,589	2,201,114
Albemarle Corp.	4,009	345,095
Ashland, Inc.	1,707	121,982
Axalta Coating Systems Ltd.*	7,527	257,574
Celanese Corp.	2,778	192,265
CF Industries Holdings, Inc.	6,230	531,544
Chemours Co. (The)	4,718	79,734
Corteva, Inc.	23,912	1,362,027
Dow, Inc.	24,059	965,488
DuPont de Nemours, Inc.	14,296	1,090,070
Eastman Chemical Co.	3,997	$365,006
Ecolab, Inc.	1,127	264,079
Element Solutions, Inc.	7,648	194,489
FMC Corp.	4,255	206,835
Huntsman Corp.	5,584	100,679
International Flavors & Fragrances, Inc.	8,740	738,967
Linde plc	16,431	6,879,167
LyondellBasell Industries NV, Class A	8,898	660,854
Mosaic Co. (The)	10,934	268,758
NewMarket Corp.	230	121,520
Olin Corp.	4,008	135,470
PPG Industries, Inc.	7,988	954,167
RPM International, Inc.	3,363	413,851
Scotts Miracle-Gro Co. (The)	1,451	96,259
Sherwin-Williams Co. (The)	714	242,710
Westlake Corp.	1,146	131,389

		18,921,093

Construction Materials (0.5%)
CRH plc	23,489	2,173,202
Eagle Materials, Inc.	276	68,106
Martin Marietta Materials, Inc.	1,978	1,021,637
Vulcan Materials Co.	3,356	863,264

		4,126,209

Containers & Packaging (0.6%)
Amcor plc	49,159	462,586
AptarGroup, Inc.	2,256	354,418
Avery Dennison Corp.	1,706	319,244
Ball Corp.	10,492	578,424
Berry Global Group, Inc.	3,914	253,118
Crown Holdings, Inc.	3,996	330,429
Graphic Packaging Holding Co.	10,150	275,674
International Paper Co.	11,840	637,229
Packaging Corp. of America	3,030	682,144
Sealed Air Corp.	4,703	159,102
Silgan Holdings, Inc.	2,832	147,406
Smurfit WestRock plc	17,669	951,652
Sonoco Products Co.	3,347	163,501

		5,314,927

Metals & Mining (0.8%)
Alcoa Corp.	8,563	323,510
ATI, Inc.*	4,217	232,104
Cleveland-Cliffs, Inc.*	11,083	104,180
Freeport-McMoRan, Inc.	48,933	1,863,369
MP Materials Corp. (x)*	4,476	69,826
Newmont Corp.	39,466	1,468,924
Nucor Corp.	8,194	956,322
Reliance, Inc.	1,952	525,595
Royal Gold, Inc.	2,244	295,871
Steel Dynamics, Inc.	5,080	579,476
United States Steel Corp.	7,615	258,834

		6,678,011

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	665	68,861

Total Materials		35,109,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Real Estate (4.6%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	7,406	$403,479

Health Care REITs (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	5,921	577,594
Healthcare Realty Trust, Inc. (REIT), Class A	12,993	220,231
Healthpeak Properties, Inc. (REIT)	23,878	484,007
Medical Properties Trust, Inc. (REIT) (x)	20,285	80,126
Omega Healthcare Investors, Inc. (REIT)	8,432	319,151
Ventas, Inc. (REIT)	13,784	811,740
Welltower, Inc. (REIT)	20,614	2,597,982

		5,090,831

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	23,821	417,344
Park Hotels & Resorts, Inc. (REIT)	7,097	99,855

		517,199

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT)	9,711	207,815
EastGroup Properties, Inc. (REIT)	1,652	265,130
First Industrial Realty Trust, Inc. (REIT)	4,513	226,237
Lineage, Inc. (REIT) (x)	2,106	123,348
Prologis, Inc. (REIT)	31,598	3,339,909
Rexford Industrial Realty, Inc. (REIT)	7,370	284,924
STAG Industrial, Inc. (REIT)	6,184	209,143

		4,656,506

Office REITs (0.1%)
BXP, Inc. (REIT)	5,367	399,090
Cousins Properties, Inc. (REIT)	5,177	158,623
Highwoods Properties, Inc. (REIT)	3,564	108,987
Kilroy Realty Corp. (REIT)	3,994	161,557
Vornado Realty Trust (REIT)	5,989	251,778

		1,080,035

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	10,456	1,372,768
CoStar Group, Inc.*	13,874	993,240
Howard Hughes Holdings, Inc.*	1,058	81,381
Jones Lang LaSalle, Inc.*	1,114	281,998
Seaport Entertainment Group, Inc. (x)*	264	7,379
Zillow Group, Inc., Class A*	1,607	113,856
Zillow Group, Inc., Class C*	5,420	401,351

		3,251,973

Residential REITs (0.7%)
American Homes 4 Rent (REIT), Class A	11,539	431,789
AvalonBay Communities, Inc. (REIT)	4,849	1,066,635
Camden Property Trust (REIT)	3,536	410,317
Equity LifeStyle Properties, Inc. (REIT)	6,298	419,447
Equity Residential (REIT)	12,911	926,493
Essex Property Trust, Inc. (REIT)	2,182	622,830
Invitation Homes, Inc. (REIT)	20,917	668,717
Mid-America Apartment Communities, Inc. (REIT)	3,969	613,488
Sun Communities, Inc. (REIT)	4,215	518,319
UDR, Inc. (REIT)	11,220	487,060

		6,165,095

Retail REITs (0.6%)
Agree Realty Corp. (REIT)	3,385	$238,473
Brixmor Property Group, Inc. (REIT)	10,240	285,082
Federal Realty Investment Trust (REIT)	2,817	315,363
Kimco Realty Corp. (REIT)	22,514	527,503
NNN REIT, Inc. (REIT)	6,194	253,025
Realty Income Corp. (REIT)	29,795	1,591,351
Regency Centers Corp. (REIT)	6,282	464,428
Simon Property Group, Inc. (REIT)	8,228	1,416,944

		5,092,169

Specialized REITs (1.5%)
Crown Castle, Inc. (REIT)	14,861	1,348,784
CubeSmart (REIT)	7,647	327,674
Digital Realty Trust, Inc. (REIT)	11,040	1,957,723
EPR Properties (REIT)	2,553	113,047
Equinix, Inc. (REIT)	3,067	2,891,844
Extra Space Storage, Inc. (REIT)	7,149	1,069,490
Gaming and Leisure Properties, Inc. (REIT)	8,902	428,720
Iron Mountain, Inc. (REIT)	4,269	448,715
Lamar Advertising Co. (REIT), Class A	2,226	270,993
National Storage Affiliates Trust (REIT)	2,349	89,051
Public Storage (REIT)	4,584	1,372,633
Rayonier, Inc. (REIT)	5,049	131,779
SBA Communications Corp. (REIT)	3,668	747,539
VICI Properties, Inc. (REIT), Class A	35,635	1,040,898
Weyerhaeuser Co. (REIT)	24,916	701,385

		12,940,275

Total Real Estate		39,197,562

Utilities (4.6%)
Electric Utilities (3.0%)
Alliant Energy Corp.	8,758	517,948
American Electric Power Co., Inc.	18,029	1,662,815
Constellation Energy Corp.	9,055	2,025,694
Duke Energy Corp.	26,384	2,842,612
Edison International	13,004	1,038,239
Entergy Corp.	14,574	1,105,001
Evergy, Inc.	7,611	468,457
Eversource Energy	12,005	689,447
Exelon Corp.	34,204	1,287,438
FirstEnergy Corp.	19,679	782,831
IDACORP, Inc.	1,728	188,836
NextEra Energy, Inc.	70,317	5,041,026
NRG Energy, Inc.	4,194	378,383
OGE Energy Corp.	6,831	281,779
PG&E Corp.	73,075	1,474,653
Pinnacle West Capital Corp.	3,880	328,907
PPL Corp.	25,244	819,420
Southern Co. (The)	37,446	3,082,555
Xcel Energy, Inc.	19,013	1,283,758

		25,299,799

Gas Utilities (0.2%)
Atmos Energy Corp.	5,142	716,126
MDU Resources Group, Inc.	6,941	125,077
National Fuel Gas Co.	3,113	188,897
UGI Corp.	7,171	202,437

		1,232,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	24,237	$311,930
Brookfield Renewable Corp.	4,654	128,730
Clearway Energy, Inc., Class A	1,184	28,949
Clearway Energy, Inc., Class C	2,801	72,826

		542,435

Multi-Utilities (1.2%)
Ameren Corp.	9,095	810,728
CenterPoint Energy, Inc.	21,652	687,018
CMS Energy Corp.	10,173	678,030
Consolidated Edison, Inc.	11,839	1,056,394
Dominion Energy, Inc.	28,650	1,543,089
DTE Energy Co.	7,066	853,220
NiSource, Inc.	15,329	563,494
Public Service Enterprise Group, Inc.	17,046	1,440,217
Sempra	21,658	1,899,840
WEC Energy Group, Inc.	10,811	1,016,666

		10,548,696

Water Utilities (0.1%)
American Water Works Co., Inc.	6,667	829,975
Essential Utilities, Inc.	8,606	312,570

		1,142,545

Total Utilities		38,766,012

Total Common Stocks (99.1%) (Cost $535,536,851)		841,239,956

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR (r)* (Cost $1,126)	2,145	805

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	200,000	$200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	474,130	474,130

Total Investment Companies		674,130

Total Short-Term Investments (0.1%) (Cost $674,130)		674,130

Total Investments in Securities (99.2%) (Cost $536,212,107)		841,914,891
Other Assets Less Liabilities (0.8%)		6,930,824

Net Assets (100%)		$848,845,715

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $1,970,601. This was collateralized by $1,384,799 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/30/25 – 8/15/54 and by cash of $674,130 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR — Contingent Value Right

REIT — Real Estate Investment Trust

USD — United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	11	3/2025	USD	3,264,663	(105,636)
S&P Midcap 400 E-Mini Index	12	3/2025	USD	3,776,040	(204,337)

					(309,973)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$36,857,528	$—	$—	$36,857,528
Consumer Discretionary	52,503,467	—	—	52,503,467
Consumer Staples	66,386,777	—	—	66,386,777
Energy	56,667,161	—	—	56,667,161
Financials	194,296,876	—	—	194,296,876
Health Care	119,265,855	—	—	119,265,855
Industrials	124,053,355	—	—	124,053,355
Information Technology	78,136,262	—	—	78,136,262
Materials	35,109,101	—	—	35,109,101
Real Estate	39,197,562	—	—	39,197,562
Utilities	38,766,012	—	—	38,766,012
Rights
Health Care	—	—	805	805
Short-Term Investments
Investment Companies	674,130	—	—	674,130

Total Assets	$841,914,086	$—	$805	$841,914,891

Liabilities:
Futures	$(309,973)	$—	$—	$(309,973)

Total Liabilities	$(309,973)	$—	$—	$(309,973)

Total	$841,604,113	$—	$805	$841,604,918

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(309,973	)*

Total		$(309,973)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,020,870	$1,020,870

Total	$1,020,870	$1,020,870

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(409,088)	$(409,088)

Total	$(409,088)	$(409,088)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$5,796,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$112,178,339
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$157,502,588

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$347,708,754
Aggregate gross unrealized depreciation	(43,317,279)

Net unrealized appreciation	$304,391,475

Federal income tax cost of investments in securities and derivative instruments, if applicable	$537,213,443

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $536,212,107)	$841,914,891
Cash	6,993,861
Dividends, interest and other receivables	931,761
Due from broker for futures variation margin	412,707
Receivable for Portfolio shares sold	214,301
Securities lending income receivable	979
Other assets	3,700

Total assets	850,472,200

LIABILITIES
Payable for return of collateral on securities loaned	674,130
Payable for Portfolio shares repurchased	386,229
Investment management fees payable	258,963
Distribution fees payable – Class IB	184,928
Administrative fees payable	67,281
Accrued expenses	54,954

Total liabilities	1,626,485

Commitments and contingent liabilities^
NET ASSETS	$848,845,715

Net assets were comprised of:
Paid in capital	$541,748,331
Total distributable earnings (loss)	307,097,384

Net assets	$848,845,715

Class IB
Net asset value, offering and redemption price per share, $848,629,514 / 80,332,711 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.56

Class K
Net asset value, offering and redemption price per share, $216,201 / 20,470 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.56

(x)	Includes value of securities on loan of $1,970,601.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $4,539 foreign withholding tax)	$17,759,492
Interest	308,715
Securities lending (net)	45,285

Total income	18,113,492

EXPENSES
Investment management fees	2,959,732
Distribution fees – Class IB (a)	2,024,015
Administrative fees	775,671
Distribution fees – Class IA (a)	89,569
Custodian fees	83,700
Printing and mailing expenses	82,227
Professional fees	78,939
Trustees’ fees	27,559
Miscellaneous	96,246

Total expenses	6,217,658

NET INVESTMENT INCOME (LOSS)	11,895,834

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	43,816,453
Futures contracts	1,020,870

Net realized gain (loss)	44,837,323

Change in unrealized appreciation (depreciation) on:
Investments in securities	50,205,185
Futures contracts	(409,088)

Net change in unrealized appreciation (depreciation)	49,796,097

NET REALIZED AND UNREALIZED GAIN (LOSS)	94,633,420

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,529,254

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,895,834	$11,609,780
Net realized gain (loss)	44,837,323	24,967,122
Net change in unrealized appreciation (depreciation)	49,796,097	41,991,708

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	106,529,254	78,568,610

Distributions to shareholders:
Class IA	—	(3,257,177)
Class IB	(56,339,890)	(31,683,686)
Class K	(14,779)	(8,689)

Total distributions to shareholders	(56,354,669)	(34,949,552)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 233,435 and 686,652 shares, respectively ]	2,422,836	6,657,658
Capital shares issued in reinvestment of dividends and distributions [ 0 and 328,733 shares, respectively ]	—	3,257,177
Capital shares repurchased in connection with share class combination (Note 1) [ (7,030,056) and 0 shares, respectively ]	(74,730,403)	—
Capital shares repurchased [ (665,063) and (1,295,623) shares, respectively ]	(6,938,288)	(12,537,739)

Total Class IA transactions	(79,245,855)	(2,622,904)

Class IB
Capital shares sold [ 6,463,954 and 6,245,883 shares, respectively ]	69,712,082	60,209,059
Capital shares issued in connection with share class combination (Note 1) [ 7,060,301 and 0 shares, respectively ]	74,730,403	—
Capital shares issued in reinvestment of dividends and distributions [ 5,152,458 and 3,211,447 shares, respectively ]	56,339,890	31,683,686
Capital shares repurchased [ (11,373,466) and (10,340,006) shares, respectively ]	(123,317,894)	(99,399,524)

Total Class IB transactions	77,464,481	(7,506,779)

Class K
Capital shares issued in reinvestment of dividends and distributions [ 1,352 and 881 shares, respectively ]	14,779	8,689

Total Class K transactions	14,779	8,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,766,595)	(10,120,994)

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,407,990	33,498,064
NET ASSETS:
Beginning of year	800,437,725	766,939,661

End of year	$848,845,715	$800,437,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.94	$9.39	$10.60	$9.11	$9.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.15	0.14	0.13	0.16
Net realized and unrealized gain (loss)	1.21	0.85	(1.00)	2.06	0.04

Total from investment operations	1.36	1.00	(0.86)	2.19	0.20

Less distributions:
Dividends from net investment income	(0.16)	(0.16)	(0.14)	(0.14)	(0.16)
Distributions from net realized gains	(0.58)	(0.29)	(0.21)	(0.56)	(0.10)

Total dividends and distributions	(0.74)	(0.45)	(0.35)	(0.70)	(0.26)

Net asset value, end of year	$10.56	$9.94	$9.39	$10.60	$9.11

Total return	13.48%	10.71%	(8.16)%	24.20%	2.23%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$848,630	$725,774	$693,798	$751,472	$621,793
Ratio of expenses to average net assets:
After waivers (f)	0.74%	0.74%	0.74%	0.73%	0.74%
Before waivers (f)	0.74%	0.74%	0.74%	0.73%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.40%	1.51%	1.42%	1.21%	1.91%
Before waivers (f)	1.40%	1.51%	1.42%	1.21%	1.91%
Portfolio turnover rate^	13%	13%	14%	16%	18%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.93	$9.38	$10.60	$9.10	$9.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.17	0.16	0.15	0.18
Net realized and unrealized gain (loss)	1.22	0.85	(1.00)	2.07	0.04

Total from investment operations	1.40	1.02	(0.84)	2.22	0.22

Less distributions:
Dividends from net investment income	(0.19)	(0.18)	(0.17)	(0.16)	(0.18)
Distributions from net realized gains	(0.58)	(0.29)	(0.21)	(0.56)	(0.10)

Total dividends and distributions	(0.77)	(0.47)	(0.38)	(0.72)	(0.28)

Net asset value, end of year	$10.56	$9.93	$9.38	$10.60	$9.10

Total return	13.87%	10.98%	(8.02)%	24.61%	2.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$216	$190	$171	$186	$149
Ratio of expenses to average net assets:
After waivers (f)	0.49%	0.49%	0.49%	0.48%	0.49%
Before waivers (f)	0.49%	0.49%	0.49%	0.48%	0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.66%	1.76%	1.67%	1.47%	2.16%
Before waivers (f)	1.66%	1.76%	1.67%	1.47%	2.16%
Portfolio turnover rate^	13%	13%	14%	16%	18%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (3.7%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	613,145	$13,961,312
Frontier Communications Parent, Inc.*	19,691	683,278
Iridium Communications, Inc.	8,517	247,163
Liberty Global Ltd., Class A*	13,304	169,759
Liberty Global Ltd., Class C*	12,849	168,836
Verizon Communications, Inc.	579,459	23,172,565

		38,402,913

Entertainment (0.9%)
Electronic Arts, Inc.	21,455	3,138,867
Liberty Media Corp.-Liberty Formula One, Class A*	1,198	100,680
Liberty Media Corp.-Liberty Formula One, Class C*	10,641	985,995
Liberty Media Corp.-Liberty Live, Class A*	1,573	104,699
Liberty Media Corp.-Liberty Live, Class C*	3,724	253,455
Madison Square Garden Sports Corp.*	1,372	309,633
Netflix, Inc.*	1,827	1,628,442
Playtika Holding Corp.	5,642	39,155
Roku, Inc.*	8,616	640,513
Take-Two Interactive Software, Inc.*	13,832	2,546,195
TKO Group Holdings, Inc., Class A*	5,462	776,205
Walt Disney Co. (The)	193,807	21,580,409
Warner Bros Discovery, Inc.*	194,731	2,058,307

		34,162,555

Interactive Media & Services (0.7%)
Alphabet, Inc., Class C	83,355	15,874,126
IAC, Inc.*	5,967	257,416
Match Group, Inc.*	20,619	674,448
Meta Platforms, Inc., Class A	17,219	10,081,897
TripAdvisor, Inc.*	8,196	121,055
Trump Media & Technology Group Corp.*	1,729	58,959
ZoomInfo Technologies, Inc., Class A*	25,030	263,065

		27,330,966

Media (0.7%)
Charter Communications, Inc., Class A*	7,528	2,580,373
Comcast Corp., Class A	432,711	16,239,644
Fox Corp., Class A	18,423	894,989
Fox Corp., Class B	10,606	485,119
Interpublic Group of Cos., Inc. (The)	30,220	846,764
Liberty Broadband Corp., Class A*	1,001	74,434
Liberty Broadband Corp., Class C*	6,683	499,621
New York Times Co. (The), Class A	12,895	671,185
News Corp., Class A	30,525	840,659
News Corp., Class B (x)	9,117	277,430
Nexstar Media Group, Inc., Class A	1,522	240,430
Omnicom Group, Inc.	15,529	1,336,115
Paramount Global, Class A	740	16,502
Paramount Global, Class B	47,465	496,484
Sirius XM Holdings, Inc. (x)	19,573	$446,264

		25,946,013

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.	58,185	12,843,175

Total Communication Services		138,685,622

Consumer Discretionary (5.5%)
Automobile Components (0.2%)
Aptiv plc*	21,845	1,321,186
BorgWarner, Inc.	18,193	578,355
Cie Generale des Etablissements Michelin SCA (ADR)	389,204	6,379,053
Gentex Corp.	18,553	533,028
Lear Corp.	4,528	428,802
QuantumScape Corp., Class A (x)*	28,527	148,055

		9,388,479

Automobiles (0.4%)
Ford Motor Co.	315,035	3,118,846
General Motors Co.	89,689	4,777,733
Harley-Davidson, Inc. (x)	9,706	292,442
Lucid Group, Inc. (x)*	79,294	239,468
Rivian Automotive, Inc., Class A (x)*	66,008	877,906
Tesla, Inc.*	10,471	4,228,609
Thor Industries, Inc.	4,079	390,401

		13,925,405

Broadline Retail (0.4%)
Amazon.com, Inc.*	45,800	10,048,062
Dillard’s, Inc., Class A (x)	247	106,640
eBay, Inc.	40,605	2,515,480
Etsy, Inc.*	3,246	171,681
Kohl’s Corp. (x)	8,859	124,380
Macy’s, Inc.	21,966	371,884
Nordstrom, Inc. (x)	8,023	193,756
Ollie’s Bargain Outlet Holdings, Inc.*	4,890	536,580

		14,068,463

Distributors (0.1%)
Genuine Parts Co.	11,157	1,302,691
LKQ Corp.	21,064	774,102

		2,076,793

Diversified Consumer Services (0.1%)
ADT, Inc.	23,267	160,775
Bright Horizons Family Solutions, Inc.*	3,929	435,530
Grand Canyon Education, Inc.*	1,587	259,951
H&R Block, Inc.	8,961	473,499
Service Corp. International	11,442	913,300

		2,243,055

Hotels, Restaurants & Leisure (1.4%)
Aramark	21,004	783,659
Booking Holdings, Inc.	819	4,069,136
Boyd Gaming Corp.	5,507	399,478
Caesars Entertainment, Inc.*	17,252	576,562
Carnival Corp.*	80,056	1,994,996
Choice Hotels International, Inc. (x)	338	47,989
Darden Restaurants, Inc.	4,507	841,412
Domino’s Pizza, Inc.	1,816	762,284

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
DoorDash, Inc., Class A*	3,534	$592,828
Dutch Bros, Inc., Class A*	5,303	277,771
Expedia Group, Inc.*	8,174	1,523,061
Hilton Worldwide Holdings, Inc.	9,600	2,372,736
Hyatt Hotels Corp., Class A	3,003	471,411
Marriott International, Inc., Class A	37,019	10,326,080
Marriott Vacations Worldwide Corp.	2,791	250,632
McDonald’s Corp.	66,976	19,415,673
MGM Resorts International*	18,744	649,480
Penn Entertainment, Inc.*	12,084	239,505
Planet Fitness, Inc., Class A*	3,190	315,395
Royal Caribbean Cruises Ltd.	12,420	2,865,170
Starbucks Corp.	20,370	1,858,762
Travel + Leisure Co.	5,376	271,219
Vail Resorts, Inc.	487	91,288
Wendy’s Co. (The)	7,029	114,573
Wyndham Hotels & Resorts, Inc.	5,631	567,548
Wynn Resorts Ltd.	7,580	653,093
Yum! Brands, Inc.	13,925	1,868,178

		54,199,919

Household Durables (1.0%)
DR Horton, Inc.	23,792	3,326,597
Garmin Ltd.	12,423	2,562,368
Leggett & Platt, Inc.	10,666	102,393
Lennar Corp., Class A	103,621	14,130,796
Lennar Corp., Class B	900	118,935
Mohawk Industries, Inc.*	4,207	501,180
Newell Brands, Inc.	33,273	331,399
NVR, Inc.*	231	1,889,326
PulteGroup, Inc.	33,833	3,684,414
SharkNinja, Inc.*	4,258	414,559
Sony Group Corp. (ADR)	462,673	9,790,161
Toll Brothers, Inc.	8,199	1,032,664
TopBuild Corp.*	2,344	729,781
Whirlpool Corp.	4,244	485,853

		39,100,426

Leisure Products (0.0%)†
Brunswick Corp.	5,415	350,242
Hasbro, Inc.	1,405	78,554
Mattel, Inc.*	27,144	481,263
Polaris, Inc.	4,131	238,028
YETI Holdings, Inc.*	4,796	184,694

		1,332,781

Specialty Retail (1.6%)
Advance Auto Parts, Inc.	4,774	225,762
AutoNation, Inc.*	2,038	346,134
AutoZone, Inc.*	857	2,744,114
Bath & Body Works, Inc.	30,148	1,168,838
Best Buy Co., Inc.	17,292	1,483,654
CarMax, Inc.*	11,728	958,881
Carvana Co.*	5,642	1,147,357
Dick’s Sporting Goods, Inc.	4,082	934,125
Five Below, Inc.*	889	93,309
Floor & Decor Holdings, Inc., Class A*	5,347	533,096
GameStop Corp., Class A (x)*	30,050	941,767
Gap, Inc. (The)	16,098	380,396
Home Depot, Inc. (The)	16,082	6,255,737
Lithia Motors, Inc., Class A	2,173	776,695
Lowe’s Cos., Inc.	123,147	$30,392,680
O’Reilly Automotive, Inc.*	887	1,051,805
Penske Automotive Group, Inc.	1,480	225,611
RH*	960	377,846
Ross Stores, Inc.	20,299	3,070,630
TJX Cos., Inc. (The)	37,197	4,493,770
Ulta Beauty, Inc.*	514	223,554
Wayfair, Inc., Class A*	7,522	333,375
Williams-Sonoma, Inc.	4,165	771,275

		58,930,411

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.*	4,667	130,489
Birkenstock Holding plc*	3,150	178,479
Capri Holdings Ltd.*	9,195	193,647
Carter’s, Inc.	2,847	154,279
Columbia Sportswear Co.	2,668	223,925
Crocs, Inc.*	3,911	428,372
NIKE, Inc., Class B	36,878	2,790,558
PVH Corp.	4,449	470,482
Ralph Lauren Corp.	8,374	1,934,227
Skechers USA, Inc., Class A*	9,650	648,866
Tapestry, Inc.	58,756	3,838,529
Under Armour, Inc., Class A*	15,133	125,301
Under Armour, Inc., Class C*	15,526	115,824
VF Corp. (x)	28,065	602,275

		11,835,253

Total Consumer Discretionary		207,100,985

Consumer Staples (6.1%)
Beverages (1.2%)
Boston Beer Co., Inc. (The), Class A*	567	170,089
Brown-Forman Corp., Class A	3,905	147,179
Brown-Forman Corp., Class B (x)	13,820	524,884
Coca-Cola Co. (The)	303,909	18,921,374
Coca-Cola Consolidated, Inc.	1,062	1,338,109
Constellation Brands, Inc., Class A	39,076	8,635,796
Diageo plc	115,528	3,669,974
Keurig Dr Pepper, Inc.	85,065	2,732,288
Molson Coors Beverage Co., Class B	14,040	804,773
Monster Beverage Corp.*	11,486	603,704
PepsiCo, Inc.	56,550	8,598,993

		46,147,163

Consumer Staples Distribution & Retail (1.8%)
Albertsons Cos., Inc., Class A	33,520	658,333
BJ’s Wholesale Club Holdings, Inc.*	10,581	945,412
Casey’s General Stores, Inc.	2,455	972,745
Dollar General Corp.	17,625	1,336,327
Dollar Tree, Inc.*	32,674	2,448,590
Grocery Outlet Holding Corp.*	7,773	121,336
Kroger Co. (The)	53,229	3,254,953
Maplebear, Inc.*	13,803	571,720
Performance Food Group Co.*	10,505	888,198
Sysco Corp.	15,146	1,158,063
Target Corp.	64,845	8,765,747
US Foods Holding Corp.*	18,374	1,239,510
Walgreens Boots Alliance, Inc.	57,432	535,841
Walmart, Inc.#	464,319	41,951,222

		64,847,997

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Food Products (1.0%)
Archer-Daniels-Midland Co.	56,428	$2,850,743
Bunge Global SA	18,686	1,453,023
Campbell’s Co. (The)	15,401	644,994
Conagra Brands, Inc.	38,226	1,060,772
Darling Ingredients, Inc.*	12,717	428,436
Flowers Foods, Inc.	15,031	310,540
Freshpet, Inc.*	2,543	376,644
General Mills, Inc.	44,799	2,856,832
Hershey Co. (The)	10,060	1,703,661
Hormel Foods Corp.	23,258	729,603
Ingredion, Inc.	5,256	723,015
J M Smucker Co. (The)	8,278	911,573
Kellanova	21,032	1,702,961
Kraft Heinz Co. (The)	71,309	2,189,899
Lamb Weston Holdings, Inc.	7,837	523,747
McCormick & Co., Inc. (Non-Voting)	20,208	1,540,658
Mondelez International, Inc., Class A	170,223	10,167,420
Nestle SA (Registered)	49,645	4,075,040
Pilgrim’s Pride Corp.*	2,997	136,034
Post Holdings, Inc.*	3,962	453,491
Seaboard Corp.	21	51,023
Tyson Foods, Inc., Class A	22,564	1,296,076

		36,186,185

Household Products (1.3%)
Church & Dwight Co., Inc.	19,573	2,049,489
Colgate-Palmolive Co.	29,348	2,668,027
Kimberly-Clark Corp.	34,954	4,580,372
Procter & Gamble Co. (The)	215,840	36,185,576
Reckitt Benckiser Group plc	34,250	2,072,273
Reynolds Consumer Products, Inc.	4,361	117,703
Spectrum Brands Holdings, Inc.	2,176	183,850

		47,857,290

Personal Care Products (0.2%)
BellRing Brands, Inc.*	10,452	787,454
Coty, Inc., Class A*	30,593	212,927
Estee Lauder Cos., Inc. (The), Class A	11,819	886,189
Kenvue, Inc.	325,670	6,953,054

		8,839,624

Tobacco (0.6%)
Altria Group, Inc.	137,939	7,212,831
Philip Morris International, Inc.	124,772	15,016,310

		22,229,141

Total Consumer Staples		226,107,400

Energy (4.9%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	186,859	7,664,956
Halliburton Co.	70,727	1,923,067
NOV, Inc.	31,583	461,112
Schlumberger NV	114,658	4,395,988
TechnipFMC plc	34,402	995,594

		15,440,717

Oil, Gas & Consumable Fuels (4.5%)
Antero Midstream Corp.	16,802	253,542
Antero Resources Corp.*	23,268	$815,543
APA Corp.	29,026	670,210
Cameco Corp.	26,770	1,375,710
Cheniere Energy, Inc.	12,918	2,775,691
Chevron Corp.	172,898	25,042,546
Chord Energy Corp.	4,956	579,456
Civitas Resources, Inc.	5,811	266,551
ConocoPhillips	181,295	17,979,025
Coterra Energy, Inc.	350,423	8,949,803
Devon Energy Corp.	50,486	1,652,407
Diamondback Energy, Inc.	15,132	2,479,076
DT Midstream, Inc.	7,789	774,460
EOG Resources, Inc.	90,816	11,132,225
EQT Corp.	44,347	2,044,840
Expand Energy Corp.	18,156	1,807,430
Exxon Mobil Corp.	448,031	48,194,695
Hess Corp.	7,912	1,052,375
HF Sinclair Corp.	12,665	443,908
Kinder Morgan, Inc.	155,537	4,261,714
Marathon Petroleum Corp.	28,263	3,942,689
Matador Resources Co.	8,712	490,137
New Fortress Energy, Inc. (x)	2,460	37,195
Occidental Petroleum Corp.	53,503	2,643,583
ONEOK, Inc.	46,817	4,700,427
Ovintiv, Inc.	21,122	855,441
Permian Resources Corp.	41,311	594,052
Phillips 66	33,568	3,824,402
Range Resources Corp.	19,016	684,196
TotalEnergies SE (ADR) (x)	121,417	6,617,227
Valero Energy Corp.	30,166	3,698,050
Viper Energy, Inc., Class A	5,753	282,300
Williams Cos., Inc. (The)	97,645	5,284,547

		166,205,453

Total Energy		181,646,170

Financials (18.8%)
Banks (6.1%)
Bank of America Corp.	656,643	28,859,460
Bank OZK	8,524	379,574
BOK Financial Corp.	1,820	193,739
Citigroup, Inc.	236,316	16,634,283
Citizens Financial Group, Inc.	36,225	1,585,206
Columbia Banking System, Inc.	16,724	451,715
Comerica, Inc.	10,634	657,713
Commerce Bancshares, Inc.	80,613	5,022,996
Cullen/Frost Bankers, Inc.	52,958	7,109,611
East West Bancorp, Inc.	11,066	1,059,680
Fifth Third Bancorp	54,783	2,316,225
First Citizens BancShares, Inc., Class A	2,147	4,536,654
First Hawaiian, Inc.	10,216	265,105
First Horizon Corp.	43,784	881,810
FNB Corp.	28,529	421,659
Huntington Bancshares, Inc.	115,824	1,884,456
JPMorgan Chase & Co.	299,474	71,786,912
KeyCorp	74,241	1,272,491
M&T Bank Corp.	23,966	4,505,848
Mitsubishi UFJ Financial Group, Inc. (ADR) (x)	600,606	7,039,102
Pinnacle Financial Partners, Inc.	6,079	695,377
PNC Financial Services Group, Inc. (The)	99,909	19,267,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Popular, Inc.	5,132	$482,716
Prosperity Bancshares, Inc.	7,196	542,219
Regions Financial Corp.	73,703	1,733,495
Synovus Financial Corp.	11,524	590,374
TFS Financial Corp.	4,053	50,906
Truist Financial Corp.	107,105	4,646,215
US Bancorp	312,473	14,945,584
Webster Financial Corp.	13,690	755,962
Wells Fargo & Co.	366,914	25,772,039
Western Alliance Bancorp	8,612	719,446
Wintrust Financial Corp.	5,204	648,991
Zions Bancorp NA	11,600	629,300

		228,344,314

Capital Markets (4.5%)
Affiliated Managers Group, Inc.	2,516	465,259
Ameriprise Financial, Inc.	33,032	17,587,228
Bank of New York Mellon Corp. (The)	59,294	4,555,558
Blackrock, Inc.	16,501	16,915,340
Blackstone, Inc.	52,461	9,045,326
Carlyle Group, Inc. (The)	17,562	886,705
Cboe Global Markets, Inc.	8,462	1,653,475
Charles Schwab Corp. (The)	144,262	10,676,831
CME Group, Inc.	28,849	6,699,603
Coinbase Global, Inc., Class A*	2,534	629,192
Evercore, Inc., Class A	2,877	797,476
FactSet Research Systems, Inc.	1,971	946,632
Franklin Resources, Inc.	22,857	463,769
Goldman Sachs Group, Inc. (The)	21,396	12,251,777
Houlihan Lokey, Inc., Class A	3,818	663,034
Interactive Brokers Group, Inc., Class A	8,467	1,495,865
Intercontinental Exchange, Inc.	45,600	6,794,856
Invesco Ltd.	29,309	512,321
Janus Henderson Group plc	10,367	440,908
Jefferies Financial Group, Inc.	10,053	788,155
KKR & Co., Inc.	79,521	11,761,951
Lazard, Inc.	562	28,932
MarketAxess Holdings, Inc.	2,963	669,757
Morgan Stanley	184,915	23,247,514
MSCI, Inc.	2,595	1,557,026
Nasdaq, Inc.	115,653	8,941,133
Northern Trust Corp.	26,179	2,683,347
Raymond James Financial, Inc.	15,169	2,356,201
Robinhood Markets, Inc., Class A*	53,275	1,985,026
S&P Global, Inc.	25,118	12,509,518
SEI Investments Co.	8,015	661,077
State Street Corp.	24,180	2,373,267
Stifel Financial Corp.	7,962	844,609
T. Rowe Price Group, Inc.	17,597	1,990,045
TPG, Inc., Class A	5,068	318,473
Tradeweb Markets, Inc., Class A	5,633	737,472
Virtu Financial, Inc., Class A	6,512	232,348
XP, Inc., Class A	29,421	348,639

		167,515,645

Consumer Finance (1.2%)
Ally Financial, Inc.	19,022	684,982
American Express Co.	58,544	17,375,274
Capital One Financial Corp.	98,057	17,485,524
Credit Acceptance Corp.*	106	49,763
Discover Financial Services	20,062	3,475,340
OneMain Holdings, Inc.	9,053	$471,933
SLM Corp.	17,320	477,686
SoFi Technologies, Inc. (x)*	69,590	1,071,686
Synchrony Financial	64,594	4,198,610

		45,290,798

Financial Services (3.0%)
Affirm Holdings, Inc., Class A*	18,571	1,130,974
Apollo Global Management, Inc.	10,550	1,742,438
Berkshire Hathaway, Inc., Class B*	150,174	68,070,871
Block, Inc., Class A*	25,760	2,189,342
Corebridge Financial, Inc.	170,204	5,094,206
Corpay, Inc.*	3,327	1,125,923
Euronet Worldwide, Inc.*	3,466	356,444
Fidelity National Information Services, Inc.	62,123	5,017,675
Fiserv, Inc.*	44,579	9,157,418
Global Payments, Inc.	20,421	2,288,377
Jack Henry & Associates, Inc.	5,818	1,019,895
Mastercard, Inc., Class A	6,538	3,442,715
MGIC Investment Corp.	20,633	489,208
PayPal Holdings, Inc.*	85,866	7,328,663
Rocket Cos., Inc., Class A*	11,102	125,009
UWM Holdings Corp., Class A (x)	2,368	13,900
Visa, Inc., Class A	8,228	2,600,377
Voya Financial, Inc.	8,128	559,450
Western Union Co. (The)	83,182	881,729
WEX, Inc.*	2,977	521,928

		113,156,542

Insurance (3.9%)
Aflac, Inc.	44,769	4,630,905
Allstate Corp. (The)	17,788	3,429,349
American Financial Group, Inc.	5,757	788,306
American International Group, Inc.	178,805	13,017,004
Aon plc, Class A	41,659	14,962,246
Arch Capital Group Ltd.	28,941	2,672,701
Arthur J Gallagher & Co.	18,354	5,209,783
Assurant, Inc.	4,172	889,554
Assured Guaranty Ltd.	4,169	375,252
Axis Capital Holdings Ltd.	6,227	551,837
Brighthouse Financial, Inc.*	4,952	237,894
Brown & Brown, Inc.	10,729	1,094,573
Chubb Ltd.	55,212	15,255,076
Cincinnati Financial Corp.	12,282	1,764,923
CNA Financial Corp.	1,760	85,131
Everest Group Ltd.	2,889	1,047,147
Fidelity National Financial, Inc.	20,816	1,168,610
First American Financial Corp.	8,014	500,394
Globe Life, Inc.	7,123	794,357
Hanover Insurance Group, Inc. (The)	2,862	442,637
Hartford Financial Services Group, Inc. (The)	34,400	3,763,360
Kemper Corp.	4,858	322,765
Lincoln National Corp.	13,646	432,715
Loews Corp.	14,365	1,216,572
Markel Group, Inc.*	787	1,358,543
Marsh & McLennan Cos., Inc.	73,608	15,635,075
MetLife, Inc.	66,840	5,472,859
Old Republic International Corp.	19,937	721,520
Primerica, Inc.	2,772	752,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Principal Financial Group, Inc.	18,431	$1,426,744
Progressive Corp. (The)	93,106	22,309,129
Prudential Financial, Inc.	28,839	3,418,287
Reinsurance Group of America, Inc.	5,269	1,125,616
RenaissanceRe Holdings Ltd.	4,115	1,023,853
RLI Corp.	3,120	514,270
Travelers Cos., Inc. (The)	44,447	10,706,838
Unum Group	23,406	1,709,340
W.R. Berkley Corp.	23,572	1,379,433
White Mountains Insurance Group Ltd.	200	389,012
Willis Towers Watson plc	8,200	2,568,568

		145,164,554

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	59,217	545,389
Annaly Capital Management, Inc. (REIT)	40,139	734,544
Rithm Capital Corp. (REIT)	41,122	445,351
Starwood Property Trust, Inc. (REIT) (x)	25,098	475,607

		2,200,891

Total Financials		701,672,744

Health Care (10.9%)
Biotechnology (1.7%)
AbbVie, Inc.	131,804	23,421,571
Alnylam Pharmaceuticals, Inc.*	1,135	267,077
Amgen, Inc.	41,611	10,845,491
Biogen, Inc.*	11,687	1,787,176
BioMarin Pharmaceutical, Inc.*	15,147	995,612
Exact Sciences Corp.*	8,853	497,450
Exelixis, Inc.*	3,811	126,906
Gilead Sciences, Inc.	122,911	11,353,289
GRAIL, Inc. (x)*	2,130	38,021
Incyte Corp.*	12,004	829,116
Ionis Pharmaceuticals, Inc.*	878	30,695
Moderna, Inc.*	27,252	1,133,138
Regeneron Pharmaceuticals, Inc.*	7,683	5,472,832
Roivant Sciences Ltd.*	34,122	403,663
United Therapeutics Corp.*	3,503	1,235,999
Vertex Pharmaceuticals, Inc.*	10,376	4,178,415

		62,616,451

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	180,781	20,448,139
Alcon AG	90,550	7,686,789
Align Technology, Inc.*	2,489	518,981
Baxter International, Inc.	40,851	1,191,215
Becton Dickinson & Co.	23,201	5,263,611
Boston Scientific Corp.*	117,885	10,529,488
Cooper Cos., Inc. (The)*	15,657	1,439,348
Dentsply Sirona, Inc.	16,209	307,647
Edwards Lifesciences Corp.*	38,803	2,872,586
Enovis Corp.*	4,362	191,405
Envista Holdings Corp.*	13,783	265,874
GE HealthCare Technologies, Inc.	32,083	2,508,249
Globus Medical, Inc., Class A*	8,980	742,736
Hologic, Inc.*	18,344	1,322,419
Masimo Corp.*	1,649	272,580
Medtronic plc	221,478	17,691,663
QuidelOrtho Corp.*	4,323	$192,590
ResMed, Inc.	8,480	1,939,291
Solventum Corp.*	11,119	734,521
STERIS plc	7,907	1,625,363
Stryker Corp.	20,418	7,351,501
Teleflex, Inc.	3,778	672,408
Zimmer Biomet Holdings, Inc.	19,839	2,095,594

		87,863,998

Health Care Providers & Services (3.0%)
Acadia Healthcare Co., Inc.*	7,299	289,405
Amedisys, Inc.*	2,570	233,330
Cardinal Health, Inc.	21,230	2,510,872
Centene Corp.*	67,617	4,096,238
Chemed Corp.	1,069	566,356
Cigna Group (The)	61,489	16,979,573
CVS Health Corp.	115,834	5,199,788
Elevance Health, Inc.	27,095	9,995,346
Encompass Health Corp.	30,241	2,792,756
HCA Healthcare, Inc.	14,191	4,259,429
Henry Schein, Inc.*	10,247	709,092
Humana, Inc.	9,672	2,453,883
Labcorp Holdings, Inc.	25,424	5,830,232
McKesson Corp.	22,833	13,012,755
Molina Healthcare, Inc.*	1,719	500,315
Premier, Inc., Class A	8,354	177,105
Quest Diagnostics, Inc.	8,904	1,343,257
Tenet Healthcare Corp.*	7,629	963,009
UnitedHealth Group, Inc.	80,708	40,826,949
Universal Health Services, Inc., Class B	4,643	833,047

		113,572,737

Health Care Technology (0.0%)†
Certara, Inc.*	9,647	102,740
Doximity, Inc., Class A*	9,102	485,956

		588,696

Life Sciences Tools & Services (1.5%)
10X Genomics, Inc., Class A*	2,755	39,562
Agilent Technologies, Inc.	23,500	3,156,990
Avantor, Inc.*	54,408	1,146,377
Azenta, Inc.*	4,251	212,550
Bio-Rad Laboratories, Inc., Class A*	1,549	508,862
Bio-Techne Corp.	12,459	897,422
Bruker Corp.	3,205	187,877
Charles River Laboratories International, Inc.*	4,097	756,306
Danaher Corp.	87,221	20,021,581
Fortrea Holdings, Inc.*	6,450	120,292
ICON plc*	3,648	765,022
Illumina, Inc.*	12,779	1,707,658
IQVIA Holdings, Inc.*	12,826	2,520,437
Mettler-Toledo International, Inc.*	1,693	2,071,690
QIAGEN NV*	17,923	798,111
Repligen Corp.*	3,830	551,290
Revvity, Inc.	9,869	1,101,479
Sotera Health Co.*	12,082	165,282
Thermo Fisher Scientific, Inc.	37,227	19,366,602
Waters Corp.*	1,844	684,087
West Pharmaceutical Services, Inc.	2,289	749,785

		57,529,262

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Pharmaceuticals (2.3%)
Bristol-Myers Squibb Co.	212,093	$11,995,980
Elanco Animal Health, Inc.*	39,488	478,200
Jazz Pharmaceuticals plc*	4,938	608,115
Johnson & Johnson#	264,758	38,289,302
Merck & Co., Inc.	141,108	14,037,424
Organon & Co.	20,635	307,874
Perrigo Co. plc	10,870	279,468
Pfizer, Inc.#	659,951	17,508,500
Royalty Pharma plc, Class A	31,393	800,835
Viatris, Inc.	95,207	1,185,327
Zoetis, Inc.	6,423	1,046,499

		86,537,524

Total Health Care		408,708,668

Industrials (11.5%)
Aerospace & Defense (2.8%)
Boeing Co. (The)*	90,441	16,008,057
BWX Technologies, Inc.	5,821	648,401
Curtiss-Wright Corp.	3,060	1,085,902
General Dynamics Corp.	76,961	20,278,454
General Electric Co.	68,586	11,439,459
Hexcel Corp.	6,527	409,243
Howmet Aerospace, Inc.	30,526	3,338,629
Huntington Ingalls Industries, Inc.	3,168	598,657
L3Harris Technologies, Inc.	15,194	3,194,994
Loar Holdings, Inc. (x)*	77	5,691
Lockheed Martin Corp.	16,816	8,171,567
Northrop Grumman Corp.	20,310	9,531,280
RTX Corp.	198,064	22,919,966
Spirit AeroSystems Holdings, Inc., Class A*	8,138	277,343
Standardaero, Inc.*	3,709	91,835
Textron, Inc.	20,489	1,567,204
TransDigm Group, Inc.	3,486	4,417,738
Woodward, Inc.	4,822	802,477

		104,786,897

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	21,521	2,223,550
Expeditors International of Washington, Inc.	9,479	1,049,989
FedEx Corp.	18,166	5,110,641
GXO Logistics, Inc.*	9,415	409,552
United Parcel Service, Inc., Class B	58,506	7,377,606

		16,171,338

Building Products (0.7%)
A.O. Smith Corp.	9,640	657,544
Advanced Drainage Systems, Inc.	3,492	403,675
Allegion plc	7,015	916,720
Armstrong World Industries, Inc.	2,310	326,472
AZEK Co., Inc. (The), Class A*	3,431	162,870
Builders FirstSource, Inc.*	33,318	4,762,142
Carlisle Cos., Inc.	3,194	1,178,075
Carrier Global Corp.	67,317	4,595,059
Fortune Brands Innovations, Inc.	9,877	674,896
Hayward Holdings, Inc.*	11,435	174,841
Johnson Controls International plc	53,555	4,227,096
Masco Corp.	17,653	1,281,078
Owens Corning	6,920	1,178,614
Simpson Manufacturing Co., Inc.	3,080	$510,757
Trane Technologies plc	14,758	5,450,867

		26,500,706

Commercial Services & Supplies (0.2%)
Cintas Corp.	1,415	258,521
Clean Harbors, Inc.*	4,084	939,892
Copart, Inc.*	4,759	273,119
MSA Safety, Inc.	2,968	492,005
RB Global, Inc.	14,688	1,325,005
Republic Services, Inc.	16,468	3,313,032
Tetra Tech, Inc.	16,779	668,475
Veralto Corp.	10,897	1,109,859
Vestis Corp.	10,545	160,706

		8,540,614

Construction & Engineering (0.2%)
AECOM	10,887	1,162,949
API Group Corp.*	18,242	656,165
EMCOR Group, Inc.	2,256	1,023,999
Everus Construction Group, Inc.*	4,072	267,734
MasTec, Inc.*	5,026	684,240
Quanta Services, Inc.	8,087	2,555,896
Valmont Industries, Inc.	1,596	489,445
WillScot Holdings Corp.*	10,458	349,820

		7,190,248

Electrical Equipment (1.2%)
Acuity Brands, Inc.	5,459	1,594,738
AMETEK, Inc.	18,522	3,338,776
Eaton Corp. plc	58,210	19,318,153
Emerson Electric Co.	45,855	5,682,810
GE Vernova, Inc.	21,864	7,191,725
Generac Holdings, Inc.*	2,409	373,515
Hubbell, Inc., Class B	4,295	1,799,132
nVent Electric plc	13,250	903,120
Regal Rexnord Corp.	5,325	826,067
Rockwell Automation, Inc.	8,349	2,386,061
Sensata Technologies Holding plc	32,429	888,555

		44,302,652

Ground Transportation (0.7%)
ArcBest Corp.	4,576	427,032
Avis Budget Group, Inc.*	837	67,471
Canadian National Railway Co.	13,647	1,385,307
CSX Corp.	156,798	5,059,871
JB Hunt Transport Services, Inc.	6,576	1,122,260
Knight-Swift Transportation Holdings, Inc., Class A	12,551	665,705
Landstar System, Inc.	2,853	490,317
Lyft, Inc., Class A*	9,005	116,165
Norfolk Southern Corp.	18,134	4,256,050
Ryder System, Inc.	3,413	535,363
Saia, Inc.*	884	402,865
Schneider National, Inc., Class B	3,765	110,239
U-Haul Holding Co. (Nasdaq Stock Exchange) (x)*	350	24,182
U-Haul Holding Co. (New York Stock exchange)	4,561	292,132
Union Pacific Corp.	53,911	12,293,864

		27,248,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.8%)
3M Co.	36,099	$4,660,020
Honeywell International, Inc.	109,397	24,711,688

		29,371,708

Machinery (3.2%)
AGCO Corp.	4,992	466,652
Allison Transmission Holdings, Inc.	7,010	757,501
Caterpillar, Inc.	33,672	12,214,855
CNH Industrial NV	173,222	1,962,605
Crane Co.	3,923	595,315
Cummins, Inc.	10,961	3,821,004
Deere & Co.	26,238	11,117,041
Donaldson Co., Inc.	9,631	648,648
Dover Corp.	11,001	2,063,788
Esab Corp.	4,535	543,928
Flowserve Corp.	10,532	605,801
Fortive Corp.	28,230	2,117,250
Gates Industrial Corp. plc*	16,438	338,130
Graco, Inc.	13,417	1,130,919
IDEX Corp.	6,077	1,271,855
Illinois Tool Works, Inc.	28,995	7,351,972
Ingersoll Rand, Inc.	32,378	2,928,914
ITT, Inc.	6,609	944,294
Lincoln Electric Holdings, Inc.	3,192	598,404
Middleby Corp. (The)*	4,271	578,507
Nordson Corp.	4,551	952,251
Oshkosh Corp.	55,788	5,303,765
Otis Worldwide Corp.	44,742	4,143,557
PACCAR, Inc.	120,900	12,576,018
Parker-Hannifin Corp.	37,180	23,647,595
Pentair plc	27,894	2,807,252
RBC Bearings, Inc.*	2,280	682,039
Snap-on, Inc.	4,150	1,408,842
Stanley Black & Decker, Inc.	19,641	1,576,976
Timken Co. (The)	5,183	369,911
Toro Co. (The)	8,376	670,917
Westinghouse Air Brake Technologies Corp.#	14,034	2,660,706
Xylem, Inc.	89,385	10,370,448

		119,227,660

Marine Transportation (0.0%)†
Kirby Corp.*	4,653	492,287

Passenger Airlines (0.3%)
Alaska Air Group, Inc.*	10,065	651,709
American Airlines Group, Inc.*	48,724	849,259
Delta Air Lines, Inc.	51,680	3,126,640
Southwest Airlines Co.	47,928	1,611,340
United Airlines Holdings, Inc.*	26,261	2,549,943

		8,788,891

Professional Services (0.7%)
Amentum Holdings, Inc.*	10,000	210,300
Automatic Data Processing, Inc.	2,375	695,234
Broadridge Financial Solutions, Inc.	817	184,716
CACI International, Inc., Class A*	1,770	715,186
Clarivate plc (x)*	32,741	166,324
Concentrix Corp.	3,771	163,171
Dayforce, Inc.*	10,801	784,585
Dun & Bradstreet Holdings, Inc.	24,258	302,255
Equifax, Inc.	22,794	5,809,051
FTI Consulting, Inc.*	2,821	$539,178
Genpact Ltd.	14,090	605,166
Jacobs Solutions, Inc.	10,000	1,336,200
KBR, Inc.	9,757	565,223
Leidos Holdings, Inc.	15,107	2,176,314
ManpowerGroup, Inc.	3,780	218,182
Parsons Corp.*	3,669	338,465
Paychex, Inc.	16,539	2,319,099
Paycom Software, Inc.	1,511	309,710
Paycor HCM, Inc.*	5,257	97,622
Robert Half, Inc.	46,990	3,310,915
Science Applications International Corp.	4,098	458,074
SS&C Technologies Holdings, Inc.	17,239	1,306,371
TransUnion	14,679	1,360,890

		23,972,231

Trading Companies & Distributors (0.3%)
Air Lease Corp., Class A	8,365	403,277
Core & Main, Inc., Class A*	5,279	268,754
Fastenal Co.	7,210	518,471
Ferguson Enterprises, Inc.	15,143	2,628,370
MSC Industrial Direct Co., Inc., Class A	3,681	274,934
SiteOne Landscape Supply, Inc.*	2,257	297,405
United Rentals, Inc.	4,041	2,846,642
W.W. Grainger, Inc.	1,855	1,955,263
Watsco, Inc.	2,774	1,314,571
WESCO International, Inc.	3,498	632,998

		11,140,685

Total Industrials		427,734,740

Information Technology (10.5%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	5,416	598,631
Ciena Corp.*	11,545	979,131
Cisco Systems, Inc.	325,439	19,265,989
F5, Inc.*	4,685	1,178,137
Juniper Networks, Inc.	26,125	978,381
Lumentum Holdings, Inc.*	5,353	449,384
Motorola Solutions, Inc.	6,929	3,202,792
Ubiquiti, Inc.	184	61,075

		26,713,520

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	39,528	2,745,220
Arrow Electronics, Inc.*	14,815	1,675,873
Avnet, Inc.	7,201	376,756
CDW Corp.	9,409	1,637,542
Cognex Corp.	13,043	467,722
Coherent Corp.*	10,604	1,004,517
Corning, Inc.	61,492	2,922,100
Crane NXT Co.	3,931	228,863
Ingram Micro Holding Corp.*	1,049	20,340
IPG Photonics Corp.*	2,214	161,002
Jabil, Inc.	8,136	1,170,770
Keysight Technologies, Inc.*	13,979	2,245,447
Littelfuse, Inc.	1,958	461,403
TD SYNNEX Corp.	20,019	2,347,828
Teledyne Technologies, Inc.*	19,960	9,264,035
Trimble, Inc.*	19,536	1,380,414

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Vontier Corp.	12,386	$451,717
Zebra Technologies Corp., Class A*	3,225	1,245,559

		29,807,108

IT Services (1.4%)
Accenture plc, Class A	69,915	24,595,398
Akamai Technologies, Inc.*	12,077	1,155,165
Amdocs Ltd.	9,187	782,181
Cognizant Technology Solutions Corp., Class A	39,933	3,070,848
DXC Technology Co.*	14,345	286,613
EPAM Systems, Inc.*	4,176	976,432
Globant SA*	837	179,469
International Business Machines Corp.	73,631	16,186,303
Kyndryl Holdings, Inc.*	18,236	630,966
Okta, Inc.*	7,079	557,825
Twilio, Inc., Class A*	10,983	1,187,043
VeriSign, Inc.*	6,341	1,312,333

		50,920,576

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	43,930	5,306,305
Allegro MicroSystems, Inc.*	9,822	214,709
Amkor Technology, Inc.	9,043	232,315
Analog Devices, Inc.	72,488	15,400,800
Applied Materials, Inc.	20,093	3,267,725
Astera Labs, Inc.*	8,261	1,094,169
Broadcom, Inc.	13,449	3,118,016
Cirrus Logic, Inc.*	4,312	429,389
First Solar, Inc.*	8,553	1,507,381
GLOBALFOUNDRIES, Inc.(x)*	7,887	338,431
Intel Corp.	381,099	7,641,035
KLA Corp.	10,321	6,503,469
Lam Research Corp.	52,056	3,760,005
Lattice Semiconductor Corp.*	1,464	82,936
MACOM Technology Solutions Holdings, Inc.*	4,474	581,217
Marvell Technology, Inc.	63,261	6,987,177
Microchip Technology, Inc.	161,580	9,266,613
Micron Technology, Inc.	92,551	7,789,092
MKS Instruments, Inc.	5,046	526,752
NVIDIA Corp.	198,050	26,596,135
NXP Semiconductors NV	40,218	8,359,311
ON Semiconductor Corp.*	34,442	2,171,568
Onto Innovation, Inc.*	2,919	486,510
Qorvo, Inc.*	7,592	530,909
QUALCOMM, Inc.	78,910	12,122,154
Skyworks Solutions, Inc.	12,885	1,142,642
Teradyne, Inc.	1,115	140,401
Texas Instruments, Inc.	92,687	17,379,739
Universal Display Corp.	1,856	271,347
Wolfspeed, Inc.(x)*	9,984	66,493

		143,314,745

Software (2.6%)
Adobe, Inc.*	23,696	10,537,137
ANSYS, Inc.*	37,015	12,486,270
Aspen Technology, Inc.*	2,157	538,452
BILL Holdings, Inc.*	6,169	522,576
CCC Intelligent Solutions Holdings, Inc.*	36,267	425,412
Dolby Laboratories, Inc., Class A	4,688	$366,133
DoubleVerify Holdings, Inc.*	5,068	97,356
Dropbox, Inc., Class A*	13,431	403,467
Fair Isaac Corp.*	293	583,342
Fortinet, Inc.*	9,318	880,365
Gen Digital, Inc.	164,901	4,514,989
Guidewire Software, Inc.*	3,578	603,179
HashiCorp, Inc., Class A*	2,467	84,396
Informatica, Inc., Class A*	5,189	134,551
Microsoft Corp.	92,411	38,951,236
MicroStrategy, Inc., Class A*	11,772	3,409,407
nCino, Inc.*	2,522	84,689
Nutanix, Inc., Class A*	13,948	853,339
Oracle Corp.	50,307	8,383,158
PTC, Inc.*	3,732	686,203
Roper Technologies, Inc.	8,568	4,454,075
Salesforce, Inc.	19,320	6,459,256
SentinelOne, Inc., Class A*	18,495	410,589
Tyler Technologies, Inc.*	510	294,086
UiPath, Inc., Class A*	5,022	63,830
Unity Software, Inc.*	13,265	298,065
Zoom Communications, Inc., Class A*	21,153	1,726,296

		98,251,854

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	122,789	30,748,822
Dell Technologies, Inc., Class C	18,364	2,116,267
Hewlett Packard Enterprise Co.	104,096	2,222,450
HP, Inc.	59,478	1,940,767
NetApp, Inc.	9,124	1,059,114
Pure Storage, Inc., Class A*	3,152	193,627
Western Digital Corp.*	47,049	2,805,532

		41,086,579

Total Information Technology		390,094,382

Materials (3.6%)
Chemicals (2.3%)
Air Products and Chemicals, Inc.	17,811	5,165,902
Albemarle Corp. (x)	9,410	810,013
Ashland, Inc.	4,006	286,269
Axalta Coating Systems Ltd.*	17,666	604,530
Celanese Corp.	6,519	451,180
CF Industries Holdings, Inc.	14,622	1,247,549
Chemours Co. (The)	11,073	187,134
Corteva, Inc.	310,255	17,672,125
Dow, Inc.	56,466	2,265,980
DuPont de Nemours, Inc.	73,828	5,629,385
Eastman Chemical Co.	9,381	856,673
Ecolab, Inc.	40,955	9,596,575
Element Solutions, Inc.	17,951	456,494
FMC Corp.	9,988	485,517
Huntsman Corp.	13,106	236,301
International Flavors & Fragrances, Inc.	20,514	1,734,459
Linde plc	38,564	16,145,590
LyondellBasell Industries NV, Class A	74,547	5,536,606
Mosaic Co. (The)	25,662	630,772
NewMarket Corp.	539	284,781
Olin Corp.	9,407	317,956
PPG Industries, Inc.	30,494	3,642,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
RPM International, Inc.	80,327	$9,885,041
Scotts Miracle-Gro Co. (The)	3,407	226,020
Sherwin-Williams Co. (The)	6,405	2,177,252
Westlake Corp.	2,689	308,294

		86,840,906

Construction Materials (0.5%)
CRH plc	55,128	5,100,443
Eagle Materials, Inc.	648	159,900
Martin Marietta Materials, Inc.	24,008	12,400,132
Vulcan Materials Co.	7,877	2,026,201

		19,686,676

Containers & Packaging (0.4%)
Amcor plc	115,377	1,085,698
AptarGroup, Inc.	5,295	831,844
Avery Dennison Corp.	4,004	749,268
Ball Corp.	24,626	1,357,631
Berry Global Group, Inc.	9,186	594,059
Crown Holdings, Inc.	9,378	775,467
Graphic Packaging Holding Co.	23,822	647,006
International Paper Co.	27,790	1,495,658
Packaging Corp. of America	7,111	1,600,899
Sealed Air Corp.	11,038	373,416
Silgan Holdings, Inc.	6,648	346,028
Smurfit WestRock plc	41,469	2,233,520
Sonoco Products Co.	7,855	383,717

		12,474,211

Metals & Mining (0.4%)
Alcoa Corp.	20,098	759,303
ATI, Inc.*	9,897	544,731
Cleveland-Cliffs, Inc.*	24,871	233,787
Freeport-McMoRan, Inc.	114,847	4,373,374
MP Materials Corp. (x)*	10,505	163,878
Newmont Corp.	92,627	3,447,577
Nucor Corp.	21,806	2,544,978
Reliance, Inc.	4,581	1,233,480
Royal Gold, Inc.	5,268	694,586
Steel Dynamics, Inc.	11,922	1,359,943
United States Steel Corp.	17,872	607,469

		15,963,106

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	1,560	161,538

Total Materials		135,126,437

Real Estate (3.0%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	17,381	946,917

Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	13,896	1,355,555
Healthcare Realty Trust, Inc. (REIT), Class A	30,495	516,890
Healthpeak Properties, Inc. (REIT)	56,042	1,135,971
Medical Properties Trust, Inc. (REIT) (x)	47,610	188,060
Omega Healthcare Investors, Inc. (REIT)	19,790	749,052
Ventas, Inc. (REIT)	32,352	1,905,209
Welltower, Inc. (REIT)	48,381	$6,097,457

		11,948,194

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	55,908	979,508
Park Hotels & Resorts, Inc. (REIT)	16,657	234,364
Ryman Hospitality Properties, Inc. (REIT)	18,422	1,922,152

		3,136,024

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT)	22,792	487,749
EastGroup Properties, Inc. (REIT)	3,878	622,380
First Industrial Realty Trust, Inc. (REIT)	10,592	530,977
Lineage, Inc. (REIT) (x)	4,942	289,453
Prologis, Inc. (REIT)	125,639	13,280,042
Rexford Industrial Realty, Inc. (REIT)	83,841	3,241,293
STAG Industrial, Inc. (REIT)	14,514	490,864

		18,942,758

Office REITs (0.1%)
BXP, Inc. (REIT)	12,597	936,713
COPT Defense Properties (REIT)	20,432	632,371
Cousins Properties, Inc. (REIT)	12,150	372,276
Highwoods Properties, Inc. (REIT)	8,365	255,802
Kilroy Realty Corp. (REIT)	9,374	379,178
Vornado Realty Trust (REIT)	14,057	590,956

		3,167,296

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	24,541	3,221,988
CoStar Group, Inc.*	32,562	2,331,114
Howard Hughes Holdings, Inc.*	2,484	191,069
Jones Lang LaSalle, Inc.*	2,615	661,961
Seaport Entertainment Group, Inc. (x)*	979	27,363
Zillow Group, Inc., Class A*	3,772	267,246
Zillow Group, Inc., Class C*	12,722	942,064

		7,642,805

Residential REITs (0.6%)
American Homes 4 Rent (REIT), Class A	27,082	1,013,408
AvalonBay Communities, Inc. (REIT)	11,380	2,503,259
Camden Property Trust (REIT)	8,300	963,132
Equity LifeStyle Properties, Inc. (REIT)	103,725	6,908,085
Equity Residential (REIT)	30,302	2,174,471
Essex Property Trust, Inc. (REIT)	5,121	1,461,738
Invitation Homes, Inc. (REIT)	49,093	1,569,503
Mid-America Apartment Communities, Inc. (REIT)	9,315	1,439,820
Sun Communities, Inc. (REIT)	9,894	1,216,665
UDR, Inc. (REIT)	26,333	1,143,116

		20,393,197

Retail REITs (0.3%)
Agree Realty Corp. (REIT)	7,944	559,655
Brixmor Property Group, Inc. (REIT)	24,034	669,107
Federal Realty Investment Trust (REIT)	6,611	740,101
Kimco Realty Corp. (REIT)	52,842	1,238,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
NNN REIT, Inc. (REIT)	14,538	$593,877
Realty Income Corp. (REIT)	69,928	3,734,854
Regency Centers Corp. (REIT)	14,745	1,090,098
Simon Property Group, Inc. (REIT)	19,312	3,325,720

		11,951,500

Specialized REITs (0.9%)
Crown Castle, Inc. (REIT)	34,880	3,165,709
CubeSmart (REIT)	17,947	769,029
Digital Realty Trust, Inc. (REIT)	33,010	5,853,663
EPR Properties (REIT)	5,993	265,370
Equinix, Inc. (REIT)	8,737	8,238,030
Extra Space Storage, Inc. (REIT)	16,779	2,510,138
Gaming and Leisure Properties, Inc. (REIT)	20,893	1,006,207
Iron Mountain, Inc. (REIT)	10,020	1,053,202
Lamar Advertising Co. (REIT), Class A	5,224	635,970
National Storage Affiliates Trust (REIT)	5,512	208,960
Public Storage (REIT)	14,706	4,403,564
Rayonier, Inc. (REIT)	11,849	309,259
SBA Communications Corp. (REIT)	8,609	1,754,514
VICI Properties, Inc. (REIT), Class A	83,637	2,443,037
Weyerhaeuser Co. (REIT)	58,479	1,646,184

		34,262,836

Total Real Estate		112,391,527

Utilities (4.2%)
Electric Utilities (2.6%)
Alliant Energy Corp.	20,554	1,215,563
American Electric Power Co., Inc.	87,965	8,113,012
Constellation Energy Corp.	21,252	4,754,285
Duke Energy Corp.	127,032	13,686,428
Edison International	30,520	2,436,717
Entergy Corp.	34,204	2,593,347
Evergy, Inc.	17,864	1,099,529
Eversource Energy	28,176	1,618,148
Exelon Corp.	145,866	5,490,396
FirstEnergy Corp.	46,188	1,837,359
IDACORP, Inc.	4,056	443,240
NextEra Energy, Inc.	165,035	11,831,359
NRG Energy, Inc.	22,903	2,066,309
OGE Energy Corp.	16,034	661,402
PG&E Corp.	439,827	8,875,709
Pinnacle West Capital Corp.	9,107	772,000
PPL Corp.	59,248	1,923,190
Southern Co. (The)	165,208	13,599,923
Xcel Energy, Inc.	208,025	14,045,848

		97,063,764

Gas Utilities (0.3%)
Atmos Energy Corp.	79,724	11,103,161
MDU Resources Group, Inc.	16,291	293,564
National Fuel Gas Co.	7,307	443,389
UGI Corp.	16,830	475,111

		12,315,225

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	56,885	732,110
Brookfield Renewable Corp.	10,838	299,779
Clearway Energy, Inc., Class A	2,779	$67,947
Clearway Energy, Inc., Class C	6,573	170,898
Vistra Corp.	15,342	2,115,201

		3,385,935

Multi-Utilities (0.9%)
Ameren Corp.	50,453	4,497,380
CenterPoint Energy, Inc.	50,819	1,612,487
CMS Energy Corp.	23,876	1,591,335
Consolidated Edison, Inc.	27,786	2,479,345
Dominion Energy, Inc.	179,769	9,682,358
DTE Energy Co.	16,585	2,002,639
NiSource, Inc.	35,977	1,322,515
Public Service Enterprise Group, Inc.	40,008	3,380,276
Sempra	50,831	4,458,895
WEC Energy Group, Inc.	25,374	2,386,171

		33,413,401

Water Utilities (0.3%)
American Water Works Co., Inc.	73,706	9,175,660
Essential Utilities, Inc.	20,198	733,591

		9,909,251

Total Utilities		156,087,576

Total Common Stocks (82.7%) (Cost $1,865,429,914)		3,085,356,251

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	794	467,412
iShares Morningstar Growth ETF (x)	80,200	7,185,920
iShares Morningstar U.S. Equity ETF	5,416	439,562
iShares Morningstar Value ETF (x)‡	885,210	71,684,306
iShares Russell 1000 ETF (x)	1,631	525,443
iShares Russell 1000 Value ETF	306,488	56,740,123
iShares S&P 500 Value ETF	18,991	3,625,002
SPDR Portfolio S&P 500 Growth ETF (x)	62,100	5,458,590
SPDR Portfolio S&P 500 Value ETF (x)	978,700	50,050,718
Vanguard Growth ETF	16,390	6,727,112
Vanguard Large-Cap ETF	1,464	394,841
Vanguard Russell 1000 Growth ETF	70,500	7,282,650
Vanguard Russell 1000 Value ETF (x)	723,000	58,743,750
Vanguard Value ETF	403,801	68,363,509

Total Exchange Traded Funds (9.0%) (Cost $206,640,536)		337,688,938

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR (r)* (Cost $2,342)	4,461	1,673

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	20,000,000	$20,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	17,931,973	17,931,973
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	53,391,081	53,412,438
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.43% (7 day yield) (xx)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		112,344,411

Total Short-Term Investments (3.0%) (Cost $112,328,080)		112,344,411

Total Investments in Securities (94.7%) (Cost $2,184,400,872)		3,535,391,273
Other Assets Less Liabilities (5.3%)		196,204,249

Net Assets (100%)		$3,731,595,522

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $44,984,895.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $74,863,154. This was collateralized by $17,623,823 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/30/25 – 8/15/54 and by cash of $58,931,973 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF (x)	885,210	78,516,022	—	(16,848,561)	2,500,815	7,516,030	71,684,306	1,489,864	—

(x)	All or a portion of security is on loan at December 31, 2024.

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	505	3/2025	USD	149,877,688	(4,849,629)
S&P Midcap 400 E-Mini Index	479	3/2025	USD	150,726,930	(8,156,462)

					(13,006,091)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$138,685,622	$—	$—	$138,685,622
Consumer Discretionary	207,100,985	—	—	207,100,985
Consumer Staples	216,290,113	9,817,287	—	226,107,400
Energy	181,646,170	—	—	181,646,170
Financials	701,672,744	—	—	701,672,744
Health Care	408,708,668	—	—	408,708,668
Industrials	427,734,740	—	—	427,734,740
Information Technology	390,094,382	—	—	390,094,382
Materials	135,126,437	—	—	135,126,437
Real Estate	112,391,527	—	—	112,391,527
Utilities	156,087,576	—	—	156,087,576
Exchange Traded Funds	337,688,938	—	—	337,688,938
Rights
Health Care	—	—	1,673	1,673
Short-Term Investments
Investment Companies	112,344,411	—	—	112,344,411

Total Assets	$3,525,572,313	$9,817,287	$1,673	$3,535,391,273

Liabilities:
Futures	$(13,006,091)	$—	$—	$(13,006,091)

Total Liabilities	$(13,006,091)	$—	$—	$(13,006,091)

Total	$3,512,566,222	$9,817,287	$1,673	$3,522,385,182

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(13,006,091	)*

Total		$(13,006,091)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$66,250,281	$66,250,281

Total	$66,250,281	$66,250,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(27,891,414)	$(27,891,414)

Total	$(27,891,414)	$(27,891,414)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$326,697,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$465,377,371
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$916,411,055

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,412,695,069
Aggregate gross unrealized depreciation	(131,862,071)

Net unrealized appreciation	$1,280,832,998

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,241,552,184

For the year ended December 31, 2024, the Portfolio incurred approximately $678 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $40,721,858)	$71,684,306
Unaffiliated Issuers (Cost $2,143,679,014)	3,463,706,967
Cash	254,829,808
Dividends, interest and other receivables	4,483,712
Receivable for Portfolio shares sold	110,952
Securities lending income receivable	19,347
Other assets	17,010

Total assets	3,794,852,102

LIABILITIES
Payable for return of collateral on securities loaned	58,931,973
Investment management fees payable	1,482,762
Payable for Portfolio shares repurchased	1,241,789
Distribution fees payable – Class IB	738,869
Administrative fees payable	405,965
Due to broker for futures variation margin	255,033
Trustees’ fees payable	7,183
Accrued expenses	193,006

Total liabilities	63,256,580

Commitments and contingent liabilities^
NET ASSETS	$3,731,595,522

Net assets were comprised of:
Paid in capital	$2,562,756,436
Total distributable earnings (loss)	1,168,839,086

Net assets	$3,731,595,522

Class IB
Net asset value, offering and redemption price per share, $3,391,200,527 / 186,975,503 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.14

Class K
Net asset value, offering and redemption price per share, $340,394,995 / 18,663,156 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.24

(x)	Includes value of securities on loan of $74,863,154.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($1,489,864 of dividend income received from affiliates) (net of $253,062 foreign withholding tax)	$74,833,596
Interest	13,914,608
Securities lending (net)	208,935

Total income	88,957,139

EXPENSES
Investment management fees	17,545,671
Distribution fees – Class IB (a)	7,443,927
Administrative fees	4,837,754
Distribution fees – Class IA (a)	1,270,126
Printing and mailing expenses	433,941
Custodian fees	289,100
Professional fees	187,349
Trustees’ fees	127,283
Miscellaneous	85,894

Total expenses	32,221,045

NET INVESTMENT INCOME (LOSS)	56,736,094

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($2,500,815 realized gain (loss) from affiliates)	294,502,956
Futures contracts	66,250,281
Foreign currency transactions	609

Net realized gain (loss)	360,753,846

Change in unrealized appreciation (depreciation) on:
Investments in securities ($7,516,030 of change in unrealized appreciation (depreciation) from affiliates)	122,176,401
Futures contracts	(27,891,414)
Foreign currency translations	(9,982)

Net change in unrealized appreciation (depreciation)	94,275,005

NET REALIZED AND UNREALIZED GAIN (LOSS)	455,028,851

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$511,764,945

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$56,736,094	$57,057,819
Net realized gain (loss)	360,753,846	216,906,180
Net change in unrealized appreciation (depreciation)	94,275,005	211,619,279

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	511,764,945	485,583,278

Distributions to shareholders:
Class IA	—	(71,002,652)
Class IB	(368,819,761)	(159,357,579)
Class K	(37,708,321)	(28,067,350)

Total distributions to shareholders	(406,528,082)	(258,427,581)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 323,986 and 675,701 shares, respectively ]	6,050,293	11,523,584
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,040,453 shares, respectively ]	—	71,002,652
Capital shares repurchased in connection with share class combination (Note 1) [ (56,529,624) and 0 shares, respectively]	(1,084,074,747)	—
Capital shares repurchased [ (2,952,245) and (4,915,929) shares, respectively ]	(54,809,388)	(85,749,302)

Total Class IA transactions	(1,132,833,842)	(3,223,066)

Class IB
Capital shares sold [ 1,405,600 and 1,150,115 shares, respectively ]	27,040,381	19,983,114
Capital shares issued in connection with share class combination (Note 1) [ 56,745,763 and 0 shares, respectively ]	1,084,074,747	—
Capital shares issued in reinvestment of dividends and distributions [ 19,471,436 and 9,103,191 shares, respectively]	368,819,761	159,357,579
Capital shares repurchased [ (23,096,799) and (17,715,477) shares, respectively ]	(447,564,755)	(308,016,750)

Total Class IB transactions	1,032,370,134	(128,676,057)

Class K
Capital shares sold [ 94,977 and 352,211 shares, respectively ]	1,834,977	6,098,185
Capital shares issued in reinvestment of dividends and distributions [ 1,979,504 and 1,595,301 shares, respectively]	37,708,321	28,067,350
Capital shares repurchased [ (5,511,002) and (3,646,031) shares, respectively ]	(104,945,181)	(63,858,290)

Total Class K transactions	(65,401,883)	(29,692,755)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(165,865,591)	(161,591,878)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(60,628,728)	65,563,819
NET ASSETS:
Beginning of year	3,792,224,250	3,726,660,431

End of year	$3,731,595,522	$3,792,224,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.72	$16.68	$19.89	$17.95	$18.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.26	0.21	0.18	0.26
Net realized and unrealized gain (loss)	2.29	2.05	(2.51)	4.22	0.72

Total from investment operations	2.57	2.31	(2.30)	4.40	0.98

Less distributions:
Dividends from net investment income	(0.31)	(0.29)	(0.23)	(0.20)	(0.27)
Distributions from net realized gains	(1.84)	(0.98)	(0.68)	(2.26)	(1.01)

Total dividends and distributions	(2.15)	(1.27)	(0.91)	(2.46)	(1.28)

Net asset value, end of year	$18.14	$17.72	$16.68	$19.89	$17.95

Total return	14.14%	14.01%	(11.59)%	24.80%	5.70%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,391,201	$2,346,650	$2,334,134	$3,004,157	$2,738,938
Ratio of expenses to average net assets (f)	0.86%	0.86%	0.85%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets (f)	1.45%	1.52%	1.19%	0.89%	1.54%
Portfolio turnover rate^	13%	13%	13%	25%	26%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.80	$16.76	$19.98	$18.01	$18.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.33	0.31	0.26	0.23	0.30
Net realized and unrealized gain (loss)	2.31	2.05	(2.52)	4.25	0.73

Total from investment operations	2.64	2.36	(2.26)	4.48	1.03

Less distributions:
Dividends from net investment income	(0.36)	(0.34)	(0.28)	(0.25)	(0.31)
Distributions from net realized gains	(1.84)	(0.98)	(0.68)	(2.26)	(1.01)

Total dividends and distributions	(2.20)	(1.32)	(0.96)	(2.51)	(1.32)

Net asset value, end of year	$18.24	$17.80	$16.76	$19.98	$18.01

Total return	14.45%	14.20%	(11.36)%	25.16%	5.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$340,395	$393,449	$398,741	$615,379	$601,788
Ratio of expenses to average net assets (f)	0.61%	0.61%	0.60%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets (f)	1.70%	1.77%	1.42%	1.14%	1.78%
Portfolio turnover rate^	13%	13%	13%	25%	26%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (9.8%)
Banco do Brasil SA	1,697,800	$6,642,412
BB Seguridade Participacoes SA	1,454,100	8,485,202
CCR SA	1,859,810	3,061,626
Engie Brasil Energia SA	492,100	2,833,348
Petroleo Brasileiro SA (ADR)	574,382	7,386,553
PRIO SA*	546,100	3,567,681
Vale SA (ADR), Class B	602,735	5,346,259
Vibra Energia SA	1,332,700	3,861,429

		41,184,510

Chile (0.6%)
Sociedad Quimica y Minera de Chile SA (ADR)	64,523	2,346,056

China (29.0%)
Alibaba Group Holding Ltd. (ADR)	94,653	8,025,628
Anhui Conch Cement Co. Ltd., Class H	1,913,874	4,898,871
China Construction Bank Corp., Class H	17,550,574	14,643,085
China Medical System Holdings Ltd.	4,023,000	3,910,779
China Merchants Bank Co. Ltd., Class H	1,339,281	6,897,599
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,888,800	3,897,021
ENN Natural Gas Co. Ltd., Class A	1,611,610	4,786,753
Gree Electric Appliances, Inc. of Zhuhai, Class A	528,498	3,290,781
Hengan International Group Co. Ltd.	1,491,473	4,311,198
Huayu Automotive Systems Co. Ltd., Class A	1,564,196	3,773,743
JD.com, Inc. (ADR)	144,656	5,015,223
Lenovo Group Ltd.	6,612,000	8,581,430
Midea Group Co. Ltd., Class A	563,900	5,811,084
NetEase, Inc. (ADR)	93,815	8,369,236
Ping An Insurance Group Co. of China Ltd., Class H	1,111,500	6,590,303
Sinopharm Group Co. Ltd., Class H	3,073,431	8,428,870
Tencent Holdings Ltd.	81,000	4,348,979
Tingyi Cayman Islands Holding Corp.	5,440,000	7,088,359
Want Want China Holdings Ltd.	5,782,000	3,394,761
Weichai Power Co. Ltd., Class H	3,654,906	5,590,606

		121,654,309

Egypt (0.8%)
Commercial International Bank – Egypt (CIB) (Registered) (GDR)(m)	2,170,202	3,216,239

Greece (2.8%)
Metlen Energy & Metals SA	97,506	3,385,573
National Bank of Greece SA	652,551	5,177,738
OPAP SA	194,360	3,160,847

		11,724,158

Hong Kong (0.7%)
ASMPT Ltd.	319,312	3,079,380

Hungary (3.3%)
MOL Hungarian Oil & Gas plc	618,024	4,247,975
OTP Bank Nyrt.	179,549	9,805,544

		14,053,519

India (4.7%)
Axis Bank Ltd.	280,467	$3,487,912
Indus Towers Ltd.*	2,277,777	9,093,682
Tata Consultancy Services Ltd.	70,028	3,349,353
UPL Ltd.	684,259	4,004,190

		19,935,137

Indonesia (4.4%)
Astra International Tbk. PT	15,900,396	4,830,395
Bank Mandiri Persero Tbk. PT	12,820,356	4,533,719
Telkom Indonesia Persero Tbk. PT (ADR)	353,222	5,810,502
United Tractors Tbk. PT	2,106,100	3,501,848

		18,676,464

Mexico (6.9%)
America Movil SAB de CV (ADR)	328,166	4,696,056
Cemex SAB de CV (ADR)	900,916	5,081,166
Grupo Aeroportuario del Pacifico SAB de CV (ADR)*	24,874	4,352,701
Grupo Financiero Banorte SAB de CV, Class O	827,047	5,329,338
Grupo Mexico SAB de CV	630,179	3,000,536
Kimberly-Clark de Mexico SAB de CV, Class A	2,403,473	3,384,297
Ternium SA (ADR)	102,564	2,982,561

		28,826,655

Peru (0.8%)
Credicorp Ltd.	18,114	3,320,659

Russia (0.0%)
Mobile TeleSystems PJSC (ADR)(r)*	580,455	—
Sberbank of Russia PJSC(r)*	1,680,737	—

		—

South Africa (8.2%)
Bidvest Group Ltd.	395,216	5,521,977
Life Healthcare Group Holdings Ltd.	4,629,551	4,018,390
Nedbank Group Ltd.	507,941	7,582,543
Sanlam Ltd.	1,295,439	5,963,979
Standard Bank Group Ltd.	538,488	6,327,885
Vodacom Group Ltd.	889,434	4,777,268

		34,192,042

South Korea (9.5%)
Coway Co. Ltd.*	77,909	3,541,177
Hyundai Mobis Co. Ltd.	21,980	3,531,949
KB Financial Group, Inc.	134,715	7,632,615
Kia Corp.	60,821	4,133,339
KT Corp.	138,738	4,147,746
KT&G Corp.	42,628	3,087,310
Shinhan Financial Group Co. Ltd.	195,484	6,285,270
SK Hynix, Inc.	63,889	7,376,508

		39,735,914

Taiwan (12.7%)
ASE Technology Holding Co. Ltd.	1,845,000	9,116,808
Globalwafers Co. Ltd.	254,000	2,955,696
MediaTek, Inc.	201,000	8,675,289
Novatek Microelectronics Corp.	351,000	5,374,552
Taiwan Semiconductor Manufacturing Co. Ltd.	660,429	21,655,391

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Yageo Corp.	327,826	$5,409,686

		53,187,422

Thailand (1.8%)
Kasikornbank PCL	928,267	4,229,368
PTT Exploration & Production PCL	919,100	3,197,006

		7,426,374

Turkiye (0.9%)
BIM Birlesik Magazalar A/S	245,633	3,670,103

United Kingdom (1.4%)
Unilever plc	106,637	6,062,041

United States (0.8%)
Schlumberger NV	82,759	3,172,980

Total Investments in Securities (99.1%) (Cost $412,425,471)		415,463,962
Other Assets Less Liabilities (0.9%)		3,763,612

Net Assets (100%)		$419,227,574

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $3,216,239 or 0.8% of net assets.

(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$12,732,812	$28,451,698	$—		$41,184,510
Chile	2,346,056	—	—		2,346,056
China	21,410,087	100,244,222	—		121,654,309
Egypt	—	3,216,239	—		3,216,239
Greece	—	11,724,158	—		11,724,158
Hong Kong	—	3,079,380	—		3,079,380
Hungary	—	14,053,519	—		14,053,519
India	—	19,935,137	—		19,935,137
Indonesia	5,810,502	12,865,962	—		18,676,464
Mexico	28,826,655	—	—		28,826,655
Peru	3,320,659	—	—		3,320,659
Russia	—	—	—	(a)	—	(a)
South Africa	—	34,192,042	—		34,192,042
South Korea	—	39,735,914	—		39,735,914
Taiwan	—	53,187,422	—		53,187,422
Thailand	—	7,426,374	—		7,426,374
Turkiye	—	3,670,103	—		3,670,103
United Kingdom	—	6,062,041	—		6,062,041
United States	3,172,980	—	—		3,172,980

Total Assets	$77,619,751	$337,844,211	$—		$415,463,962

Total Liabilities	$—	$—	$—		$—

Total	$77,619,751	$337,844,211	$—		$415,463,962

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(742)	$(742)

Total	$(742)	$(742)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$3,608,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$95,458,225
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$103,263,519

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,209,338
Aggregate gross unrealized depreciation	(58,382,782)

Net unrealized appreciation	$826,556

Federal income tax cost of investments in securities and derivative instruments, if applicable	$414,637,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $412,425,471)	$415,463,962
Cash	4,826,558
Foreign cash (Cost $107,424)	107,305
Dividends, interest and other receivables	889,454
Receivable for Portfolio shares sold	59,541
Receivable for securities sold	7,354
Securities lending income receivable	2,342
Other assets	2,490

Total assets	421,359,006

LIABILITIES
Payable for securities purchased	840,325
Accrued India taxes	636,879
Investment management fees payable	288,215
Payable for Portfolio shares repurchased	93,288
Distribution fees payable – Class IB	89,872
Administrative fees payable	32,689
Accrued expenses	150,164

Total liabilities	2,131,432

Commitments and contingent liabilities^
NET ASSETS	$419,227,574

Net assets were comprised of:
Paid in capital	$419,476,562
Total distributable earnings (loss)	(248,988)

Net assets	$419,227,574

Class IB
Net asset value, offering and redemption price per share, $419,227,574 / 21,705,288 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.31

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $2,038,541 foreign withholding tax)	$19,737,150
Interest	446,719
Securities lending (net)	113,607

Total income	20,297,476

EXPENSES
Investment management fees	4,303,365
Distribution fees – Class IB	1,075,841
Administrative fees	394,741
Custodian fees	386,900
Professional fees	143,452
Printing and mailing expenses	50,508
Trustees’ fees	14,084
Miscellaneous	16,876

Gross expenses	6,385,767
Less: Waiver from investment manager	(577,668)

Net expenses	5,808,099

NET INVESTMENT INCOME (LOSS)	14,489,377

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $385,140 on realized gain on investments)	17,375,919
Forward foreign currency contracts	(742)
Foreign currency transactions	(152,696)

Net realized gain (loss)	17,222,481

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $283,694 on unrealized appreciation on investments)	(1,224,276)
Foreign currency translations	(32,152)

Net change in unrealized appreciation (depreciation)	(1,256,428)

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,966,053

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,455,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,489,377	$14,534,648
Net realized gain (loss)	17,222,481	9,835,226
Net change in unrealized appreciation (depreciation)	(1,256,428)	51,635,452

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,455,430	76,005,326

Distributions to shareholders:
Class IB	(33,922,758)	(15,640,394)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,543,111 and 1,258,831 shares, respectively ]	31,937,162	23,217,317
Capital shares issued in reinvestment of dividends and distributions [ 1,693,897 and 827,391 shares, respectively ]	33,922,758	15,640,394
Capital shares repurchased [ (2,789,209) and (2,407,252) shares, respectively ]	(57,900,500)	(44,354,236)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,959,420	(5,496,525)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,492,092	54,868,407
NET ASSETS:
Beginning of year	414,735,482	359,867,075

End of year	$419,227,574	$414,735,482

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$19.51		$16.68		$20.67		$21.23		$22.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.70	(1)	0.69		0.85		0.63		0.42
Net realized and unrealized gain (loss)	0.78		2.90		(3.94)		0.60		(0.78)

Total from investment operations	1.48		3.59		(3.09)		1.23		(0.36)

Less distributions:
Dividends from net investment income	(0.82)		(0.74)		(0.76)		(0.61)		(0.34)
Distributions from net realized gains	(0.86)		(0.02)		(0.14)		(1.18)		(0.07)

Total dividends and distributions	(1.68)		(0.76)		(0.90)		(1.79)		(0.41)

Net asset value, end of year	$19.31		$19.51		$16.68		$20.67		$21.23

Total return	7.33%		21.68%		(14.89)%		5.92%		(1.56)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$419,228		$414,735		$359,867		$423,150		$411,891
Ratio of expenses to average net assets:
After waivers (f)	1.35	%(j)	1.35	%(j)	1.35	%(j)	1.35	%(j)	1.37	%(k)
Before waivers (f)	1.48%		1.48%		1.46%		1.47%		1.48%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.37	%(aa)	3.74%		4.69%		2.78%		2.28%
Before waivers (f)	3.23	%(aa)	3.61%		4.58%		2.66%		2.17%
Portfolio turnover rate^	23%		25%		20%		34%		36%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.62 for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.35% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.37% for Class IB.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.35% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (46.5%)
Communication Services (6.2%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.
3.500%, 6/1/41	$15,543,000	$11,908,722
4.300%, 12/15/42	12,705,000	10,553,807
4.750%, 5/15/46	7,610,000	6,600,911
4.550%, 3/9/49	7,826,000	6,490,157
Bell Canada (The)
4.300%, 7/29/49	1,313,000	1,026,211
Telefonica Emisiones SA
5.213%, 3/8/47	4,800,000	4,267,518
4.895%, 3/6/48	640,000	542,050
TELUS Corp.
4.300%, 6/15/49	1,866,000	1,434,005
Verizon Communications, Inc.
3.400%, 3/22/41	8,272,000	6,250,171
2.850%, 9/3/41	6,480,000	4,479,651
4.862%, 8/21/46	4,360,000	3,886,830
3.700%, 3/22/61	155,000	105,063

		57,545,096

Entertainment (0.3%)
NBCUniversal Media LLC
6.400%, 4/30/40	242,000	256,994
Walt Disney Co. (The)
6.150%, 3/1/37	429,000	455,610
4.625%, 3/23/40	1,522,000	1,402,879
Warnermedia Holdings, Inc.
5.050%, 3/15/42	7,561,000	6,033,534

		8,149,017

Media (2.5%)
Charter Communications Operating LLC
6.484%, 10/23/45	3,019,000	2,854,374
5.375%, 5/1/47	2,369,000	1,944,736
5.750%, 4/1/48	4,500,000	3,865,545
3.900%, 6/1/52	2,045,000	1,322,297
3.950%, 6/30/62	1,487,000	911,189
Comcast Corp.
3.250%, 11/1/39	6,253,000	4,730,597
3.750%, 4/1/40	210,000	169,054
3.969%, 11/1/47	2,640,000	2,003,788
4.049%, 11/1/52	225,000	168,118
5.650%, 6/1/54	4,600,000	4,445,659
2.937%, 11/1/56	8,190,000	4,777,189
2.987%, 11/1/63	289,000	163,159
Discovery Communications LLC
5.200%, 9/20/47	6,428,000	4,938,528
Fox Corp.
5.476%, 1/25/39	5,372,000	5,104,440
5.576%, 1/25/49	7,279,000	6,739,403
Grupo Televisa SAB
6.625%, 1/15/40	2,970,000	2,688,325
5.000%, 5/13/45	400,000	290,624
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	8,400,000	7,885,609
Paramount Global
5.900%, 10/15/40	1,328,000	1,160,438
4.850%, 7/1/42	710,000	555,312
4.375%, 3/15/43	678,000	493,901
Time Warner Cable LLC
5.875%, 11/15/40	$4,068,000	$3,647,166
4.500%, 9/15/42	4,211,000	3,152,607

		64,012,058

Wireless Telecommunication Services (1.1%)
America Movil SAB de CV
6.125%, 3/30/40	3,914,000	4,002,574
Rogers Communications, Inc.
5.450%, 10/1/43	1,064,000	996,967
5.000%, 3/15/44	3,712,000	3,286,400
4.350%, 5/1/49	3,960,000	3,094,911
T-Mobile USA, Inc.
4.500%, 4/15/50	8,235,000	6,764,507
Vodafone Group plc
5.250%, 5/30/48	6,920,000	6,392,027
4.875%, 6/19/49	5,530,000	4,742,808

		29,280,194

Total Communication Services		158,986,365

Consumer Discretionary (1.9%)
Automobile Components (0.0%)†
Aptiv Swiss Holdings Ltd.
5.400%, 3/15/49	428,000	366,255

Automobiles (0.2%)
General Motors Co.
5.200%, 4/1/45	5,143,000	4,445,386

Broadline Retail (0.7%)
Alibaba Group Holding Ltd.
3.150%, 2/9/51	200,000	128,756
Amazon.com, Inc.
3.875%, 8/22/37	322,000	283,481
2.875%, 5/12/41	540,000	395,283
4.950%, 12/5/44	2,136,000	2,033,494
4.050%, 8/22/47	5,610,000	4,624,418
3.250%, 5/12/61	41,000	26,646
eBay, Inc.
4.000%, 7/15/42	4,984,000	3,932,847
3.650%, 5/10/51	6,826,000	4,840,943
JD.com, Inc.
4.125%, 1/14/50	2,400,000	1,872,408

		18,138,276

Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.
4.875%, 12/9/45	6,916,000	6,228,034
4.450%, 3/1/47	2,590,000	2,181,249
3.625%, 9/1/49	67,000	48,415
Starbucks Corp.
4.500%, 11/15/48	251,000	207,379

		8,665,077

Household Durables (0.1%)
M.D.C. Holdings, Inc.
6.000%, 1/15/43	2,605,000	2,601,275

Leisure Products (0.1%)
Hasbro, Inc.
5.100%, 5/15/44	3,780,000	3,286,168

See Notes to Financial Statements.

1000

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Specialty Retail (0.4%)
Dick’s Sporting Goods, Inc.
4.100%, 1/15/52	$1,100,000	$802,198
Home Depot, Inc. (The)
5.875%, 12/16/36	372,000	392,886
5.950%, 4/1/41	79,000	82,841
4.250%, 4/1/46	1,522,000	1,267,794
Lowe’s Cos., Inc.
4.050%, 5/3/47	124,000	95,925
3.000%, 10/15/50	394,000	244,444
TJX Cos., Inc. (The)
4.500%, 4/15/50	8,008,000	6,909,887

		9,795,975

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
3.875%, 11/1/45	1,462,000	1,151,962
3.375%, 3/27/50	150,000	104,966

		1,256,928

Total Consumer Discretionary		48,555,340

Consumer Staples (3.7%)
Beverages (0.9%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	367,000	348,468
4.900%, 2/1/46	4,325,000	3,911,280
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	1,640,000	1,483,121
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	164,055
5.550%, 1/23/49	5,560,000	5,494,352
5.800%, 1/23/59	819,000	834,008
Coca-Cola Co. (The)
2.875%, 5/5/41	755,000	549,462
2.750%, 6/1/60	1,068,000	623,165
Diageo Capital plc
3.875%, 4/29/43	922,000	738,982
Molson Coors Beverage Co.
5.000%, 5/1/42	10,206,000	9,357,696
PepsiCo, Inc.
3.450%, 10/6/46	719,000	527,800

		24,032,389

Consumer Staples Distribution & Retail (0.5%)
Kroger Co. (The)
5.150%, 8/1/43	141,000	128,649
4.450%, 2/1/47	3,500,000	2,883,908
Sysco Corp.
6.600%, 4/1/40	1,713,000	1,846,509
6.600%, 4/1/50	2,690,000	2,947,655
Target Corp.
3.625%, 4/15/46	1,628,000	1,218,676
Walmart, Inc.
5.250%, 9/1/35	469,000	477,984
4.050%, 6/29/48	3,609,000	2,972,725

		12,476,106

Food Products (0.8%)
Archer-Daniels-Midland Co.
4.500%, 3/15/49	1,957,000	1,641,320
Conagra Brands, Inc.
5.400%, 11/1/48	$10,853,000	$9,839,699
General Mills, Inc.
5.400%, 6/15/40	147,000	142,153
4.700%, 4/17/48	390,000	334,155
JBS USA Holding Lux Sarl
4.375%, 2/2/52	961,000	717,941
6.500%, 12/1/52	2,330,000	2,364,507
Mead Johnson Nutrition Co.
4.600%, 6/1/44	755,000	654,679
Tyson Foods, Inc.
4.550%, 6/2/47	3,434,000	2,808,422

5.100%, 9/28/48	3,472,000	3,094,546

		21,597,422

Household Products (0.2%)
Colgate-Palmolive Co.
3.700%, 8/1/47	5,314,000	4,049,144

Personal Care Products (0.2%)
Kenvue, Inc.
5.100%, 3/22/43	5,370,000	5,139,790

Tobacco (1.1%)
Altria Group, Inc.
3.875%, 9/16/46	849,000	614,035
5.950%, 2/14/49(x)	3,077,000	3,010,875
BAT Capital Corp.
4.390%, 8/15/37	1,050,000	906,425
7.079%, 8/2/43	7,240,000	7,815,270
4.540%, 8/15/47(x)	3,549,000	2,814,044
4.758%, 9/6/49	6,550,000	5,306,448
7.081%, 8/2/53	5,472,000	5,999,543
Philip Morris International, Inc.
6.375%, 5/16/38(x)	59,000	63,403
4.250%, 11/10/44	623,000	508,444
Reynolds American, Inc.
5.850%, 8/15/45	1,350,000	1,279,702

		28,318,189

Total Consumer Staples		95,613,040

Energy (4.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
4.080%, 12/15/47	740,000	580,870
Halliburton Co.
5.000%, 11/15/45	540,000	481,650
NOV, Inc.
3.950%, 12/1/42	767,000	568,946

		1,631,466

Oil, Gas & Consumable Fuels (4.0%)
Apache Corp.
5.100%, 9/1/40	9,850,000	8,555,467
BP Capital Markets America, Inc.
3.060%, 6/17/41	1,600,000	1,154,981
2.939%, 6/4/51	8,235,000	5,084,454
Cenovus Energy, Inc.
5.400%, 6/15/47	284,000	252,438
Devon Energy Corp.
5.600%, 7/15/41	854,000	789,967
5.750%, 9/15/54	3,730,000	3,381,079

See Notes to Financial Statements.

1001

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Diamondback Energy, Inc.
4.400%, 3/24/51	$2,455,000	$1,895,965
Enbridge Energy Partners LP
7.375%, 10/15/45	4,590,000	5,187,644
Enbridge, Inc.
4.500%, 6/10/44	185,000	152,218
Energy Transfer LP
6.050%, 6/1/41	2,270,000	2,250,297
6.500%, 2/1/42	7,690,000	7,947,377
5.000%, 5/15/44(e)	69,000	58,943
6.125%, 12/15/45	4,377,000	4,316,407
5.300%, 4/15/47	538,000	473,749
5.400%, 10/1/47	982,000	877,568
6.000%, 6/15/48	180,000	174,038
Enterprise Products Operating LLC
6.125%, 10/15/39	302,000	312,688
EOG Resources, Inc.
4.950%, 4/15/50(x)	2,348,000	2,081,635
Exxon Mobil Corp.
4.227%, 3/19/40	2,176,000	1,906,311
4.327%, 3/19/50	6,275,000	5,143,210
Hess Corp.
5.800%, 4/1/47	1,250,000	1,246,155
Kinder Morgan, Inc.
3.250%, 8/1/50	957,000	604,104
Marathon Petroleum Corp.
6.500%, 3/1/41	4,468,000	4,612,418
4.750%, 9/15/44	1,055,000	872,433
5.000%, 9/15/54	2,494,000	2,053,924
MPLX LP
5.200%, 3/1/47(x)	2,449,000	2,170,912
5.500%, 2/15/49	880,000	805,309
Occidental Petroleum Corp.
6.200%, 3/15/40(x)	2,900,000	2,855,422
6.600%, 3/15/46	4,540,000	4,565,973
ONEOK Partners LP
6.125%, 2/1/41	86,000	85,396
ONEOK, Inc.
7.150%, 1/15/51	2,557,000	2,772,442
Ovintiv, Inc.
7.100%, 7/15/53	4,690,000	4,999,478
Phillips 66
5.875%, 5/1/42	1,742,000	1,728,939
Plains All American Pipeline LP
4.900%, 2/15/45	8,238,000	6,953,892
Shell Finance US, Inc.
4.125%, 5/11/35	222,000	203,477
4.000%, 5/10/46(x)	820,000	643,571
3.250%, 4/6/50	5,890,000	3,993,489
TotalEnergies Capital International SA
3.127%, 5/29/50	2,850,000	1,863,089
Transcontinental Gas Pipe Line Co. LLC
4.600%, 3/15/48	2,340,000	1,934,606
Valero Energy Corp.
6.625%, 6/15/37	104,000	108,850
Williams Cos., Inc. (The)
6.300%, 4/15/40	3,874,000	4,010,814
5.100%, 9/15/45	1,435,000	1,283,858

		102,364,987

Total Energy		103,996,453

Financials (7.6%)
Banks (3.0%)
Bank of America Corp.
(CME Term SOFR 3 Month + 2.08%), 4.244%, 4/24/38(k)	$85,000	$75,367
5.875%, 2/7/42	12,210,000	12,570,168
(SOFR + 1.58%), 3.311%, 4/22/42(k)	8,700,000	6,524,015
(CME Term SOFR 3 Month + 2.25%), 4.443%, 1/20/48(k)	4,559,000	3,827,384
(CME Term SOFR 3 Month + 1.78%), 4.330%, 3/15/50(k)	152,000	124,481
Citigroup, Inc.
(SOFR + 4.55%), 5.316%, 3/26/41(k)	6,496,000	6,241,116
5.875%, 1/30/42	980,000	1,002,390
(CME Term SOFR 3 Month + 2.10%), 4.281%, 4/24/48(k)	2,778,000	2,264,219
Cooperatieve Rabobank UA
5.250%, 5/24/41	396,000	385,747
5.250%, 8/4/45	6,825,000	6,412,734
Fifth Third Bancorp
8.250%, 3/1/38	338,000	403,925
HSBC Holdings plc
6.800%, 6/1/38	267,000	282,803
6.100%, 1/14/42	5,777,000	6,129,936
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.62%), 3.882%, 7/24/38(k)	159,000	135,298
5.400%, 1/6/42	163,000	159,907
(SOFR + 1.46%), 3.157%, 4/22/42(k)	8,690,000	6,397,992
5.625%, 8/16/43	7,704,000	7,636,790
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	28,045
(Zero Coupon), 6/29/37	135,000	74,510
Sumitomo Mitsui Financial Group, Inc.
2.296%, 1/12/41	1,600,000	1,058,028
2.930%, 9/17/41	212,000	150,822
6.184%, 7/13/43	7,050,000	7,551,273
Wells Fargo & Co.
(SOFR + 2.53%), 3.068%, 4/30/41(k)	4,004,000	2,911,563
5.606%, 1/15/44	151,000	144,562
3.900%, 5/1/45	408,000	317,590
(CME Term SOFR 3 Month + 4.50%), 5.013%, 4/4/51(k)	4,593,000	4,057,447
Westpac Banking Corp.
3.133%, 11/18/41	1,540,000	1,099,732

		77,967,844

Capital Markets (1.6%)
Brookfield Finance, Inc.
3.500%, 3/30/51	1,221,000	831,962
5.968%, 3/4/54	20,000	20,210

See Notes to Financial Statements.

1002

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc. (The)
(SOFR + 1.51%), 3.210%, 4/22/42(k)	$6,790,000	$5,007,430
(SOFR + 1.47%), 2.908%, 7/21/42(k)	178,000	123,788
4.800%, 7/8/44	6,797,000	5,979,355
4.750%, 10/21/45(x)	1,250,000	1,102,948
Intercontinental Exchange, Inc.
4.250%, 9/21/48(x)	6,272,000	5,054,174
Moody’s Corp.
5.250%, 7/15/44	55,000	52,018
4.875%, 12/17/48	6,262,000	5,545,782
Morgan Stanley
(SOFR + 1.49%), 3.217%, 4/22/42(k)	8,730,000	6,459,846
(SOFR + 4.84%), 5.597%, 3/24/51(k)	3,845,000	3,786,416
(SOFR + 1.43%), 2.802%, 1/25/52(k)	111,000	67,805
Raymond James Financial, Inc.
4.950%, 7/15/46	2,201,000	1,969,062
3.750%, 4/1/51	3,680,000	2,656,952
UBS AG
4.500%, 6/26/48	3,200,000	2,702,259
UBS Group AG
4.875%, 5/15/45	919,000	820,732

		42,180,739

Consumer Finance (0.1%)
AerCap Ireland Capital DAC
3.850%, 10/29/41	3,271,000	2,560,351

Financial Services (0.6%)
Global Payments, Inc.
4.150%, 8/15/49	290,000	216,279
Mastercard, Inc.
3.950%, 2/26/48	493,000	394,096
3.650%, 6/1/49	64,000	48,268
National Rural Utilities Cooperative Finance Corp.
4.300%, 3/15/49	5,268,000	4,246,068
PayPal Holdings, Inc.
5.500%, 6/1/54	4,060,000	3,955,325
Shell International Finance BV
5.500%, 3/25/40	4,250,000	4,247,869
Woodside Finance Ltd.
5.700%, 9/12/54	1,370,000	1,277,224

		14,385,129

Insurance (2.3%)
Alleghany Corp.
3.250%, 8/15/51	850,000	566,367
Allstate Corp. (The)
4.200%, 12/15/46	1,154,000	928,326
3.850%, 8/10/49	2,664,000	1,998,655
American International Group, Inc.
4.750%, 4/1/48	6,870,000	6,073,946
Aon Corp.
2.900%, 8/23/51	5,200,000	3,166,100
Aon Global Ltd.
4.750%, 5/15/45	846,000	728,437
Aon North America, Inc.
5.750%, 3/1/54	5,850,000	5,690,431
Arthur J Gallagher & Co.
6.750%, 2/15/54	$3,250,000	$3,594,992
Berkshire Hathaway Finance Corp.
4.200%, 8/15/48	6,950,000	5,738,168
Chubb Corp. (The)
6.000%, 5/11/37(x)	328,000	346,920
Chubb INA Holdings LLC
4.350%, 11/3/45	6,282,000	5,320,262
Hartford Financial Services Group, Inc. (The)
4.400%, 3/15/48	7,230,000	5,994,821
2.900%, 9/15/51	166,000	103,429
Lincoln National Corp.
7.000%, 6/15/40	480,000	524,128
Marsh & McLennan Cos., Inc.
4.900%, 3/15/49	23,000	20,540
5.700%, 9/15/53	780,000	779,815
MetLife, Inc.
5.700%, 6/15/35	126,000	129,543
6.400%, 12/15/36(x)	170,000	173,400
10.750%, 8/1/39	682,000	903,650
4.875%, 11/13/43	686,000	622,974
Progressive Corp. (The)
4.125%, 4/15/47	832,000	670,083
3.950%, 3/26/50	691,000	539,363
Prudential Financial, Inc.
4.600%, 5/15/44	1,333,000	1,160,302
3.935%, 12/7/49	7,385,000	5,580,198
Travelers Cos., Inc. (The)
6.250%, 6/15/37(x)	204,000	218,704
3.750%, 5/15/46	871,000	662,282
4.000%, 5/30/47	174,000	136,729
2.550%, 4/27/50	172,000	100,951
Willis North America, Inc.
5.900%, 3/5/54	5,450,000	5,359,334

		57,832,850

Total Financials		194,926,913

Health Care (8.0%)
Biotechnology (1.9%)
AbbVie, Inc.
4.500%, 5/14/35	433,000	404,797
4.050%, 11/21/39	6,970,000	5,937,113
4.400%, 11/6/42	31,000	26,822
4.450%, 5/14/46	297,000	251,971
4.875%, 11/14/48	5,889,000	5,272,539
Amgen, Inc.
2.800%, 8/15/41	8,878,000	6,147,770
5.150%, 11/15/41	8,059,000	7,471,712
5.600%, 3/2/43	7,510,000	7,305,881
4.563%, 6/15/48	1,009,000	838,679
5.650%, 3/2/53	680,000	654,830
Baxalta, Inc.
5.250%, 6/23/45	2,075,000	1,903,417
Biogen, Inc.
5.200%, 9/15/45	2,833,000	2,552,444
3.150%, 5/1/50	1,279,000	802,395
Gilead Sciences, Inc.
5.650%, 12/1/41	6,850,000	6,824,516
4.750%, 3/1/46	1,570,000	1,380,147
4.150%, 3/1/47	804,000	643,568

		48,418,601

See Notes to Financial Statements.

1003

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.7%)
Abbott Laboratories
4.750%, 11/30/36	$2,006,000	$1,933,992
6.150%, 11/30/37	470,000	510,816
4.750%, 4/15/43	150,000	140,504
4.900%, 11/30/46	6,620,000	6,170,081
Baxter International, Inc.
3.132%, 12/1/51	1,402,000	865,529
Becton Dickinson & Co.
4.669%, 6/6/47	145,000	123,528
Boston Scientific Corp.
4.700%, 3/1/49	4,319,000	3,779,836
DH Europe Finance II Sarl
3.400%, 11/15/49	400,000	282,167
Koninklijke Philips NV
5.000%, 3/15/42	3,237,000	2,897,458
Medtronic, Inc.
4.625%, 3/15/45	1,529,000	1,357,910
Stryker Corp.
4.375%, 5/15/44	157,000	131,581
4.625%, 3/15/46	144,000	124,696

		18,318,098

Health Care Providers & Services (3.1%)
Banner Health
2.907%, 1/1/42	5,162,000	3,648,704
Baylor Scott & White Holdings
Series 2021 2.839%, 11/15/50	1,487,000	938,165
Cardinal Health, Inc.
4.368%, 6/15/47	1,086,000	868,454
Cencora, Inc.
4.300%, 12/15/47	1,551,000	1,250,414
Children’s Health System of Texas
2.511%, 8/15/50	590,000	345,209
Cigna Group (The)
3.200%, 3/15/40	7,987,000	5,825,837
6.125%, 11/15/41	261,000	265,130
4.800%, 7/15/46	1,279,000	1,088,740
CommonSpirit Health
3.910%, 10/1/50	1,192,000	880,976
CVS Health Corp.
2.700%, 8/21/40	219,000	143,049
6.000%, 6/1/44	3,860,000	3,642,903
5.125%, 7/20/45	2,245,000	1,892,333
5.050%, 3/25/48	10,191,000	8,351,859
Elevance Health, Inc.
4.650%, 1/15/43	1,627,000	1,412,168
4.375%, 12/1/47	920,000	740,563
4.550%, 3/1/48	6,930,000	5,679,813
3.125%, 5/15/50	3,631,000	2,306,408
3.600%, 3/15/51	1,927,000	1,333,278
5.650%, 6/15/54	720,000	692,835
HCA, Inc.
5.500%, 6/15/47(x)	6,086,000	5,535,217
5.250%, 6/15/49	3,520,000	3,056,627
3.500%, 7/15/51(x)	419,000	270,602
5.900%, 6/1/53(x)	4,960,000	4,679,469
Humana, Inc.
4.950%, 10/1/44	909,000	770,353
5.750%, 4/15/54	1,320,000	1,229,292
Kaiser Foundation Hospitals
Series 2021 3.002%, 6/1/51	$4,580,000	$2,957,919
Laboratory Corp. of America Holdings
4.700%, 2/1/45	1,058,000	908,152
Memorial Sloan-Kettering Cancer Center
Series 2020 2.955%, 1/1/50	656,000	425,956
Providence St Joseph Health Obligated Group
Series 21A 2.700%, 10/1/51	4,788,000	2,782,762
Rady Children’s Hospital-San Diego
Series 21A 3.154%, 8/15/51	964,000	644,607
Sutter Health
Series 20A
3.161%, 8/15/40	679,000	508,990
3.361%, 8/15/50	2,003,000	1,402,762
UnitedHealth Group, Inc.
6.625%, 11/15/37	469,000	517,067
5.500%, 7/15/44	7,030,000	6,805,953
4.750%, 7/15/45(x)	1,443,000	1,271,886
4.250%, 4/15/47	96,000	76,990
3.700%, 8/15/49	4,300,000	3,101,157
Yale-New Haven Health Services Corp.
Series 2020 2.496%, 7/1/50	1,023,000	585,068

		78,837,667

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
4.100%, 8/15/47	2,116,000	1,706,028

Pharmaceuticals (2.2%)
AstraZeneca plc
4.000%, 9/18/42	9,162,000	7,560,358
4.375%, 11/16/45	1,084,000	925,973
4.375%, 8/17/48	5,814,000	4,913,050
Eli Lilly and Co.
4.150%, 3/15/59	673,000	526,652
GlaxoSmithKline Capital, Inc.
4.200%, 3/18/43	1,011,000	853,286
Johnson & Johnson
3.700%, 3/1/46(x)	6,183,000	4,863,758
3.750%, 3/3/47	1,568,000	1,244,277
Merck & Co., Inc.
4.150%, 5/18/43	232,000	193,827
4.000%, 3/7/49	4,607,000	3,615,625
Mylan, Inc.
5.400%, 11/29/43(x)	8,430,000	7,465,591
5.200%, 4/15/48	1,431,000	1,177,930
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 5/19/43	2,670,000	2,508,025
Pfizer, Inc.
3.900%, 3/15/39	33,000	27,855
4.300%, 6/15/43	179,000	152,549
4.125%, 12/15/46	227,000	182,437
4.200%, 9/15/48	4,713,000	3,820,974
Takeda Pharmaceutical Co. Ltd.
3.025%, 7/9/40	6,881,000	4,976,286
3.175%, 7/9/50	400,000	258,266

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Viatris, Inc.
3.850%, 6/22/40	$7,200,000	$5,393,718
4.000%, 6/22/50	7,991,000	5,414,741

		56,075,178

Total Health Care		203,355,572

Industrials (3.7%)
Aerospace & Defense (1.4%)
Boeing Co. (The)
5.705%, 5/1/40	7,503,000	7,156,701
3.850%, 11/1/48	38,000	26,050
5.805%, 5/1/50	11,061,000	10,239,972
General Dynamics Corp.
4.250%, 4/1/40	3,172,000	2,764,883
L3Harris Technologies, Inc.
5.054%, 4/27/45	896,000	818,341
Northrop Grumman Corp.
5.150%, 5/1/40	1,393,000	1,338,092
4.750%, 6/1/43	402,000	360,305
5.250%, 5/1/50	12,515,000	11,730,487
RTX Corp.
4.350%, 4/15/47	298,000	244,505

		34,679,336

Air Freight & Logistics (0.4%)
FedEx Corp.
3.900%, 2/1/35	65,000	57,332
4.400%, 1/15/47	7,305,000	5,906,187
United Parcel Service, Inc.
6.200%, 1/15/38	113,000	120,669
5.300%, 4/1/50	2,870,000	2,746,002
5.500%, 5/22/54	1,490,000	1,453,657

		10,283,847

Building Products (0.0%)†
Johnson Controls International plc
6.000%, 1/15/36	596,000	619,144

Commercial Services & Supplies (0.4%)
Republic Services, Inc.
3.050%, 3/1/50	1,275,000	854,484
Rockefeller Foundation (The)
Series 2020 2.492%, 10/1/50	5,726,000	3,446,249
Waste Management, Inc.
2.500%, 11/15/50	1,480,000	855,439
5.350%, 10/15/54	5,460,000	5,239,397

		10,395,569

Electrical Equipment (0.1%)
Eaton Corp.
4.150%, 11/2/42	750,000	627,982
3.915%, 9/15/47	329,000	257,031
Rockwell Automation, Inc.
4.200%, 3/1/49	2,973,000	2,431,695

		3,316,708

Ground Transportation (0.9%)
Burlington Northern Santa Fe LLC
5.750%, 5/1/40	4,740,000	4,856,262
4.400%, 3/15/42	92,000	79,591
4.900%, 4/1/44	$850,000	$775,333
4.700%, 9/1/45	2,771,000	2,438,685
4.125%, 6/15/47	539,000	434,909
Canadian National Railway Co.
3.650%, 2/3/48	264,000	198,560
Canadian Pacific Railway Co.
3.100%, 12/2/51	830,000	538,101
CSX Corp.
6.150%, 5/1/37	32,000	33,945
4.100%, 3/15/44	32,000	26,250
4.750%, 11/15/48	4,706,000	4,137,005
Norfolk Southern Corp.
4.837%, 10/1/41	219,000	198,672
3.942%, 11/1/47	7,186,000	5,519,635
4.050%, 8/15/52	1,015,000	778,597
3.155%, 5/15/55	4,276,000	2,690,605
Uber Technologies, Inc.
5.350%, 9/15/54	160,000	147,489

		22,853,639

Industrial Conglomerates (0.2%)
3M Co.
4.000%, 9/14/48	31,000	24,325
3.250%, 8/26/49	3,076,000	2,078,493
Honeywell International, Inc.
3.812%, 11/21/47	3,876,000	2,957,340

		5,060,158

Machinery (0.3%)
Caterpillar, Inc.
5.200%, 5/27/41	28,000	27,352
3.803%, 8/15/42	522,000	423,138
4.750%, 5/15/64	522,000	446,570
Cummins, Inc.
4.875%, 10/1/43	3,460,000	3,146,881
Deere & Co.
3.900%, 6/9/42	503,000	420,755
2.875%, 9/7/49	804,000	524,771
3.750%, 4/15/50	665,000	511,466
Parker-Hannifin Corp.
4.000%, 6/14/49	1,385,000	1,079,321

		6,580,254

Total Industrials		93,788,655

Information Technology (3.5%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
5.500%, 1/15/40	30,000	30,170

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp.
5.375%, 11/15/54	4,590,000	4,357,058
Corning, Inc.
4.750%, 3/15/42	201,000	176,531
5.350%, 11/15/48	5,255,000	4,880,031

		9,413,620

IT Services (0.2%)
IBM International Capital Pte. Ltd.
5.300%, 2/5/54(x)	2,300,000	2,117,723

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
International Business Machines Corp.
5.600%, 11/30/39(x)	$3,265,000	$3,259,914
4.700%, 2/19/46(x)	319,000	276,414

		5,654,051

Semiconductors & Semiconductor Equipment (1.2%)
Applied Materials, Inc.
5.850%, 6/15/41	1,103,000	1,139,084
4.350%, 4/1/47(x)	2,900,000	2,443,866
Broadcom, Inc.
3.500%, 2/15/41§	1,116,000	871,877
Intel Corp.
4.600%, 3/25/40	8,955,000	7,412,668
4.800%, 10/1/41	87,000	72,391
5.625%, 2/10/43	5,260,000	4,808,363
4.100%, 5/19/46	1,472,000	1,050,266
4.100%, 5/11/47	7,099,000	5,023,598
KLA Corp.
5.000%, 3/15/49	4,044,000	3,723,703
NXP BV
3.250%, 5/11/41	3,363,000	2,438,679
QUALCOMM, Inc.
4.800%, 5/20/45	1,201,000	1,083,124
4.300%, 5/20/47	801,000	663,317
Texas Instruments, Inc.
4.150%, 5/15/48	406,000	329,847
TSMC Arizona Corp.
4.500%, 4/22/52(x)	800,000	719,560

		31,780,343

Software (1.1%)
Microsoft Corp.
3.500%, 2/12/35	141,000	127,448
3.450%, 8/8/36	65,000	56,550
4.450%, 11/3/45	925,000	854,593
3.700%, 8/8/46	997,000	793,874
3.041%, 3/17/62	70,000	44,494
Oracle Corp.
3.900%, 5/15/35	215,000	187,999
6.500%, 4/15/38	346,000	370,674
3.600%, 4/1/40	9,587,000	7,473,519
4.500%, 7/8/44	1,011,000	851,944
4.125%, 5/15/45	870,000	687,062
4.000%, 11/15/47	4,340,000	3,310,056
6.900%, 11/9/52	5,530,000	6,185,414
5.550%, 2/6/53(x)	6,410,000	6,042,206
4.375%, 5/15/55(x)	305,000	238,881

		27,224,714

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
4.500%, 2/23/36(x)	439,000	426,790
4.650%, 2/23/46	6,400,000	5,818,378
3.850%, 8/4/46	4,660,000	3,748,677
4.250%, 2/9/47	1,000,000	854,395
Dell International LLC
8.350%, 7/15/46	250,000	317,412
Hewlett Packard Enterprise Co.
6.350%, 10/15/45(e)(x)	2,080,000	2,156,076
HP, Inc.
6.000%, 9/15/41	930,000	941,277

		14,263,005

Total Information Technology		88,365,903

Materials (1.7%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	$1,383,000	$983,077
Dow Chemical Co. (The)
5.550%, 11/30/48	6,791,000	6,354,309
DuPont de Nemours, Inc.
5.319%, 11/15/38	202,000	201,673
5.419%, 11/15/48	8,454,000	8,395,204
Eastman Chemical Co.
4.800%, 9/1/42	1,090,000	949,286
Ecolab, Inc.
5.500%, 12/8/41	1,435,000	1,432,745
3.950%, 12/1/47	202,000	160,058
LYB International Finance III LLC
4.200%, 10/15/49	1,020,000	767,349
Nutrien Ltd.
4.125%, 3/15/35	145,000	128,175
Sherwin-Williams Co. (The)
4.500%, 6/1/47	185,000	155,364

		19,527,240

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
3.200%, 7/15/51	51,000	33,045

Containers & Packaging (0.2%)
International Paper Co.
6.000%, 11/15/41	4,800,000	4,903,261
4.800%, 6/15/44	258,000	226,388
4.400%, 8/15/47	492,000	400,778
Packaging Corp. of America
4.050%, 12/15/49	898,000	684,217

		6,214,644

Metals & Mining (0.7%)
ArcelorMittal SA
6.750%, 3/1/41(e)	1,435,000	1,475,615
BHP Billiton Finance USA Ltd.
5.500%, 9/8/53	3,350,000	3,287,617
Freeport-McMoRan, Inc.
5.450%, 3/15/43	2,100,000	1,952,283
Nucor Corp.
5.200%, 8/1/43	559,000	529,401
4.400%, 5/1/48	3,428,000	2,852,375
Rio Tinto Finance USA Ltd.
2.750%, 11/2/51	130,000	78,724
Rio Tinto Finance USA plc
4.125%, 8/21/42	1,399,000	1,166,241
Southern Copper Corp.
7.500%, 7/27/35	139,000	157,590
6.750%, 4/16/40	788,000	845,376
5.875%, 4/23/45	2,851,000	2,774,308
Vale Overseas Ltd.
6.875%, 11/10/39	570,000	601,675
Vale SA
5.625%, 9/11/42	2,170,000	2,065,558

		17,786,763

Paper & Forest Products (0.0%)†
Celulosa Arauco y Constitucion SA
5.500%, 11/2/47	600,000	534,600

Total Materials		44,096,292

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Real Estate (0.7%)
Diversified REITs (0.3%)
Simon Property Group LP (REIT)
4.750%, 3/15/42	$6,281,000	$5,591,258
VICI Properties LP (REIT)
5.625%, 5/15/52	1,650,000	1,527,490

		7,118,748

Health Care REITs (0.2%)
Ventas Realty LP (REIT)
5.700%, 9/30/43	470,000	455,545
Welltower OP LLC (REIT)
6.500%, 3/15/41	3,077,000	3,292,097
4.950%, 9/1/48(x)	1,523,000	1,368,020

		5,115,662

Industrial REITs (0.1%)
Prologis LP (REIT)
4.375%, 9/15/48	2,339,000	1,925,155
2.125%, 10/15/50	284,000	148,897

		2,074,052

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	428,728
ERP Operating LP (REIT)
4.500%, 7/1/44	205,000	175,966

		604,694

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT)
4.250%, 4/1/45	760,000	611,807
Realty Income Corp. (REIT)
4.650%, 3/15/47	2,329,000	2,003,548

		2,615,355

Specialized REITs (0.0%)†
American Tower Corp. (REIT)
3.700%, 10/15/49	384,000	277,404

Total Real Estate		17,805,915

Utilities (5.4%)
Electric Utilities (3.5%)
Arizona Public Service Co.
4.350%, 11/15/45	1,626,000	1,314,941
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	511,000	439,100
Commonwealth Edison Co.
3.800%, 10/1/42	263,000	207,300
4.000%, 3/1/48	347,000	270,110
DTE Electric Co.
Series B 3.250%, 4/1/51	3,710,000	2,521,734
Duke Energy Carolinas LLC
6.050%, 4/15/38	243,000	255,341
4.250%, 12/15/41	293,000	248,508
3.450%, 4/15/51	5,398,000	3,718,875
Duke Energy Corp.
3.300%, 6/15/41	1,991,000	1,460,201
3.500%, 6/15/51	467,000	315,423
6.100%, 9/15/53	6,050,000	6,130,316
Duke Energy Indiana LLC
4.900%, 7/15/43	$7,460,000	$6,723,753
Entergy Arkansas LLC
3.350%, 6/15/52	2,477,000	1,660,883
Entergy Corp.
3.750%, 6/15/50	1,800,000	1,276,510
Eversource Energy
3.450%, 1/15/50	3,723,000	2,544,562
Exelon Corp.
5.600%, 3/15/53(x)	1,810,000	1,737,802
Florida Power & Light Co.
5.690%, 3/1/40	408,000	416,967
4.050%, 10/1/44	7,794,000	6,325,622
Georgia Power Co.
Series B
3.700%, 1/30/50	1,501,000	1,093,026
Kentucky Utilities Co.
5.125%, 11/1/40(x)	1,082,000	1,023,641
Nevada Power Co.
6.000%, 3/15/54	280,000	284,988
NSTAR Electric Co.
4.400%, 3/1/44	563,000	474,571
Oncor Electric Delivery Co. LLC
3.800%, 9/30/47	804,000	607,631
Pacific Gas and Electric Co.
4.500%, 7/1/40	9,440,000	8,123,488
4.200%, 6/1/41	9,666,000	7,861,148
3.500%, 8/1/50	11,087,000	7,583,435
6.750%, 1/15/53	5,830,000	6,339,691
PacifiCorp
4.150%, 2/15/50	338,000	261,270
2.900%, 6/15/52	5,791,000	3,431,640
5.800%, 1/15/55	1,920,000	1,871,736
PECO Energy Co.
2.850%, 9/15/51	757,000	467,219
Public Service Co. of Colorado
6.500%, 8/1/38	130,000	140,437
Public Service Electric & Gas Co.
3.800%, 3/1/46	1,072,000	827,327
2.050%, 8/1/50	1,438,000	755,818
Southern California Edison Co.
4.050%, 3/15/42(x)	40,000	32,253
4.650%, 10/1/43	341,000	293,222
4.000%, 4/1/47	1,031,000	793,792
Series H
3.650%, 6/1/51	7,241,000	5,110,624
Southwestern Electric Power Co.
Series J
3.900%, 4/1/45	50,000	37,192
Southwestern Public Service Co.
6.000%, 6/1/54	560,000	566,570
Virginia Electric and Power Co.
6.350%, 11/30/37	1,553,000	1,650,602
Series B
6.000%, 1/15/36(x)	698,000	721,026

		87,920,295

Gas Utilities (0.4%)
Atmos Energy Corp.
2.850%, 2/15/52	2,436,000	1,482,952
CenterPoint Energy Resources Corp.
4.100%, 9/1/47	32,000	24,969

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
ONE Gas, Inc.
4.658%, 2/1/44(x)	$3,502,000	$3,042,469
Southern California Gas Co.
5.600%, 4/1/54	6,180,000	6,048,028

		10,598,418

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	1,063,964
6.500%, 10/1/53	1,730,000	1,831,896

		2,895,860

Multi-Utilities (1.3%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43	7,210,000	6,823,230
4.500%, 2/1/45(x)	1,770,000	1,532,323
2.850%, 5/15/51	82,000	49,829
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	7,106,885
5.700%, 5/15/54	2,650,000	2,627,025
4.500%, 5/15/58	431,000	345,450
Series 05-A 5.300%, 3/1/35	34,000	33,695
Series E 4.650%, 12/1/48	61,000	51,907
Consumers Energy Co.
3.950%, 5/15/43	854,000	693,221
3.750%, 2/15/50	793,000	595,456
3.100%, 8/15/50	215,000	144,071
Dominion Energy, Inc.
Series A 4.600%, 3/15/49	459,000	376,915
NiSource, Inc.
5.650%, 2/1/45	4,981,000	4,821,680
Puget Sound Energy, Inc.
5.685%, 6/15/54	4,650,000	4,540,134
San Diego Gas & Electric Co.
2.950%, 8/15/51	2,526,000	1,620,443
Sempra
3.800%, 2/1/38	2,230,000	1,838,439
4.000%, 2/1/48	912,000	689,275
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	160,000	122,787

		34,012,765

Water Utilities (0.1%)
American Water Capital Corp.
4.150%, 6/1/49	2,197,000	1,728,831

Total Utilities		137,156,169

Total Corporate Bonds		1,186,646,617

Foreign Government Securities (2.8%)
Hungary Government Bond
7.625%, 3/29/41	68,000	74,970
Italian Republic Government Bond
4.000%, 10/17/49(x)	437,000	309,957
3.875%, 5/6/51	3,799,000	2,570,165
Oriental Republic of Uruguay
7.625%, 3/21/36	377,768	440,289
Republic of Chile
3.100%, 5/7/41	10,909,000	7,830,589
4.340%, 3/7/42	8,600,000	7,237,438
5.330%, 1/5/54(x)	5,800,000	5,370,452
Republic of Indonesia
3.050%, 3/12/51	$500,000	$323,750
5.450%, 9/20/52	5,200,000	5,011,500
3.350%, 3/12/71	485,000	302,519
Republic of Panama
6.700%, 1/26/36	368,000	341,688
Republic of Peru
3.550%, 3/10/51	7,084,000	4,746,280
5.875%, 8/8/54	3,080,000	2,932,745
2.780%, 12/1/60	635,000	335,161
3.230%, 7/28/21	571,000	300,666
Republic of Philippines
2.650%, 12/10/45	408,000	257,550
5.950%, 10/13/47	3,600,000	3,721,500
5.500%, 1/17/48(x)	3,200,000	3,120,000
Republic of Poland
5.500%, 4/4/53	3,430,000	3,171,789
State of Israel Government Bond
3.875%, 7/3/50	3,436,000	2,434,191
4.500%, 4/3/20	950,000	662,625
United Mexican States
6.350%, 2/9/35	7,200,000	7,038,000
4.280%, 8/14/41	10,597,000	7,831,845
5.550%, 1/21/45	615,000	533,703
5.000%, 4/27/51	5,064,000	3,812,243
4.400%, 2/12/52	400,000	270,500
3.771%, 5/24/61	810,000	463,978

Total Foreign Government Securities		71,446,093

Municipal Bonds (1.6%)
Alabama Federal Aid Highway Finance Authority
2.650%, 9/1/37	4,910,000	3,825,669
American Municipal Power, Inc.
8.084%, 2/15/50	2,995,000	3,775,582
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,283,090
Commonwealth of Massachusetts
2.900%, 9/1/49	1,615,000	1,093,845
Dallas Fort Worth TX International Airport Joint Revenue Refunding Bonds, Series 2019A
2.994%, 11/1/38	2,000,000	1,641,046
Golden State Tobacco Securitization Corp., ST APPROP
3.115%, 6/1/38	3,040,000	2,425,184
Kansas Development Finance Authority, BAM
2.774%, 5/1/51	4,900,000	3,308,639
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	150,000	159,935
Michigan Finance Authority
3.384%, 12/1/40	1,825,000	1,459,378
Port Authority of New York & New Jersey
4.229%, 10/15/57	1,470,000	1,192,572
4.458%, 10/1/62	3,900,000	3,275,967
Rutgers The State University of New Jersey
3.915%, 5/1/19	15,000	10,177
State of California
7.625%, 3/1/40	4,735,000	5,579,415
7.600%, 11/1/40	2,980,000	3,548,704
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	5,170,000	6,111,112

See Notes to Financial Statements.

1008

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
State of Illinois
6.725%, 4/1/35	$418,846	$435,716

Total Municipal Bonds		39,126,031

Supranational (0.1%)
European Investment Bank
4.875%, 2/15/36	2,846,000	2,882,448
Inter-American Development Bank
3.200%, 8/7/42	31,000	24,321
4.375%, 1/24/44	27,000	24,680

Total Supranational		2,931,449

U.S. Government Agency Securities (0.5%)
FHLB
5.500%, 7/15/36	4,730,000	5,004,440
FNMA
5.625%, 7/15/37	5,251,000	5,633,562
Tennessee Valley Authority
6.150%, 1/15/38	1,439,000	1,603,030
5.250%, 9/15/39	172,000	175,643
4.250%, 9/15/65	1,226,000	998,875

Total U.S. Government Agency Securities		13,415,550

U.S. Treasury Obligations (46.7%)
U.S. Treasury Bonds
4.500%, 2/15/36	45,500	45,397
1.125%, 5/15/40	72,199,500	43,490,979
1.125%, 8/15/40	59,078,000	35,253,739
1.375%, 11/15/40	40,223,000	24,910,900
1.875%, 2/15/41	136,408,700	91,438,817
4.750%, 2/15/41	11,721,200	11,662,594
2.250%, 5/15/41	128,232,700	91,054,142
1.750%, 8/15/41	553,000	358,275
2.000%, 11/15/41	67,207,800	45,160,758
2.375%, 2/15/42	6,020,000	4,287,834
3.375%, 8/15/42	115,000	94,980
2.750%, 11/15/42	3,136,000	2,345,109
3.625%, 8/15/43	23,035,300	19,526,123
2.875%, 11/15/46	22,082,000	16,054,029
3.000%, 2/15/48	7,412,000	5,441,937
3.125%, 5/15/48	5,112,700	3,834,461
3.375%, 11/15/48	227,011,900	177,492,092
3.000%, 2/15/49	44,759,000	32,596,583
2.875%, 5/15/49	10,008,800	7,101,432
2.375%, 11/15/49	90,075,200	57,281,072
1.625%, 11/15/50	208,000	108,612
2.375%, 5/15/51	43,570,400	27,428,386
2.875%, 5/15/52	95,774,100	67,055,642
3.000%, 8/15/52	108,244,000	77,765,196
4.000%, 11/15/52	30,690,800	26,767,749
3.625%, 2/15/53	160,990,400	130,953,616
3.625%, 5/15/53	85,748,900	69,817,295
4.125%, 8/15/53	28,460,000	25,386,855
4.250%, 2/15/54	41,396,000	37,812,141
4.625%, 5/15/54	45,026,000	43,808,330
4.250%, 8/15/54	18,815,000	17,206,671

Total U.S. Treasury Obligations		1,193,541,746

Total Long-Term Debt Securities (98.2%) (Cost $3,032,693,096)		2,507,107,486

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	600,000	$600,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	600,000	600,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	3,235,598	3,235,598
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	27,613,970	27,625,015
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.43% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		33,060,613

Total Short-Term Investments (1.3%) (Cost $33,061,300)		33,060,613

Total Investments in Securities (99.5%) (Cost $3,065,754,396)		2,540,168,099
Other Assets Less Liabilities (0.5%)		14,017,567

Net Assets (100%)		$2,554,185,666

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $871,877 or 0.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $5,489,209. This was collateralized by $183,195 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/25 – 8/15/54 and by cash of $5,435,598 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

BAM	— Build America Mutual Assurance Co.
CME	— Chicago Mercantile Exchange
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
ST APPROP	— State Appropriation

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
UAssets:
Corporate Bonds
Communication Services	$—	$158,986,365	$—	$158,986,365
Consumer Discretionary	—	48,555,340	—	48,555,340
Consumer Staples	—	95,613,040	—	95,613,040
Energy	—	103,996,453	—	103,996,453
Financials	—	194,926,913	—	194,926,913
Health Care	—	203,355,572	—	203,355,572
Industrials	—	93,788,655	—	93,788,655
Information Technology	—	88,365,903	—	88,365,903
Materials	—	44,096,292	—	44,096,292
Real Estate	—	17,805,915	—	17,805,915
Utilities	—	137,156,169	—	137,156,169
Foreign Government Securities	—	71,446,093	—	71,446,093
Municipal Bonds	—	39,126,031	—	39,126,031
Short-Term Investments
Investment Companies	33,060,613	—	—	33,060,613
Supranational	—	2,931,449	—	2,931,449
U.S. Government Agency Securities	—	13,415,550	—	13,415,550
U.S. Treasury Obligations	—	1,193,541,746	—	1,193,541,746

Total Assets	$33,060,613	$2,507,107,486	$—	$2,540,168,099

Total	$33,060,613	$2,507,107,486	$—	$2,540,168,099

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$457,662,792
Long-term U.S. government debt securities	1,009,177,901

$1,466,840,693

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$504,315,061
Long-term U.S. government debt securities	904,961,332

$1,409,276,393

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,136,377
Aggregate gross unrealized depreciation	(536,852,874)

Net unrealized depreciation	$(531,716,497)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,071,884,596

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $3,065,754,396)	$2,540,168,099
Cash	750,000
Receivable for securities sold	40,379,648
Dividends, interest and other receivables	29,394,721
Receivable for Portfolio shares sold	433,876
Securities lending income receivable	4,483
Other assets	13,370

Total assets	2,611,144,197

LIABILITIES
Payable for securities purchased	48,941,588
Payable for return of collateral on securities loaned	5,435,598
Payable for Portfolio shares repurchased	1,635,891
Investment management fees payable	635,484
Administrative fees payable	202,487
Distribution fees payable - Class IB	325
Accrued expenses	107,158

Total liabilities	56,958,531

Commitments and contingent liabilities^
NET ASSETS	$2,554,185,666

Net assets were comprised of:
Paid in capital	$3,648,438,129
Total distributable earnings (loss)	(1,094,252,463)

Net assets	$2,554,185,666

Class IB
Net asset value, offering and redemption price per share, $1,570,930 / 239,033 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.57

Class K
Net asset value, offering and redemption price per share, $2,552,614,736 / 388,265,452 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.57

(x)	Includes value of securities on loan of $5,489,209.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$115,104,955
Dividends	693,012
Securities lending (net)	54,102

Total income	115,852,069

EXPENSES
Investment management fees	8,860,462
Administrative fees	2,403,828
Printing and mailing expenses	214,856
Professional fees	156,202
Trustees’ fees	86,306
Custodian fees	66,500
Distribution fees - Class IB	1,682
Miscellaneous	91,259

Gross expenses	11,881,095
Less: Waiver from investment manager	(1,401,005)

Net expenses	10,480,090

NET INVESTMENT INCOME (LOSS)	105,371,979

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(194,866,825)
Net change in unrealized appreciation (depreciation) on investments in securities	(17,586,489)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(212,453,314)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(107,081,335)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$105,371,979	$85,527,838
Net realized gain (loss)	(194,866,825)	(189,298,462)
Net change in unrealized appreciation (depreciation)	(17,586,489)	273,400,381

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(107,081,335)	169,629,757

Distributions to shareholders:
Class IB	(57,824)	(2,261)
Class K	(105,527,618)	(85,552,991)

Total distributions to shareholders	(105,585,442)	(85,555,252)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 237,013 and 0 shares ]	1,704,704	—
Capital shares issued in reinvestment of dividends [ 8,602 and 318 shares, respectively ]	57,824	2,261
Capital shares repurchased [ (17,238) and 0 shares ]	(121,980)	—

Total Class IB transactions	1,640,548	2,261

Class K
Capital shares sold [ 60,121,269 and 103,366,458 shares, respectively ]	417,416,656	712,087,064
Capital shares issued in reinvestment of dividends [ 15,694,183 and 12,039,845 shares, respectively ]	105,527,618	85,552,991
Capital shares repurchased [ (64,179,550) and (52,294,397) shares, respectively ]	(448,891,791)	(361,562,010)

Total Class K transactions	74,052,483	436,078,045

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	75,693,031	436,080,306

TOTAL INCREASE (DECREASE) IN NET ASSETS	(136,973,746)	520,154,811
NET ASSETS:
Beginning of year	2,691,159,412	2,171,004,601

End of year	$2,554,185,666	$2,691,159,412

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,			August 2, 2021* to December 31, 2021
Class IB	2024	2023	2022
Net asset value, beginning of period	$7.14	$6.92	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27	0.24	0.21	0.07
Net realized and unrealized gain (loss)	(0.58)	0.20	(2.88)	(0.23)

Total from investment operations	(0.31)	0.44	(2.67)	(0.16)

Less distributions:
Dividends from net investment income	(0.26)	(0.22)	(0.22)	(0.02)
Distributions from net realized gains	—	—	(0.01)	—	#

Total dividends and distributions	(0.26)	(0.22)	(0.23)	(0.02)

Net asset value, end of period	$6.57	$7.14	$6.92	$9.82

Total return (b)	(4.37)%	6.35%	(27.31)%	(1.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,571	$76	$72	$98
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%	0.65%	0.65%	0.65%
Before waivers (a)(f)	0.70%	0.71%	0.70%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.81%	3.46%	2.67%	1.69	%(l)
Before waivers (a)(f)	3.75%	3.40%	2.62%	0.64	%(l)
Portfolio turnover rate^	55%	39%	49%	10	%(z)

	Year Ended December 31,			August 2, 2021* to December 31, 2021
Class K	2024	2023	2022
Net asset value, beginning of period	$7.15	$6.92	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.26	0.23	0.08
Net realized and unrealized gain (loss)	(0.58)	0.21	(2.88)	(0.23)

Total from investment operations	(0.30)	0.47	(2.65)	(0.15)

Less distributions:
Dividends from net investment income	(0.28)	(0.24)	(0.24)	(0.03)
Distributions from net realized gains	—	—	(0.01)	—	#

Total dividends and distributions	(0.28)	(0.24)	(0.25)	(0.03)

Net asset value, end of period	$6.57	$7.15	$6.92	$9.82

Total return (b)	(4.26)%	6.76%	(27.12)%	(1.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,552,615	$2,691,083	$2,170,933	$3,379,129
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40%	0.40%	0.40%	0.40%
Before waivers (a)(f)	0.45%	0.46%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.02%	3.72%	2.91%	2.02	%(l)
Before waivers (a)(f)	3.97%	3.66%	2.85%	1.98	%(l)
Portfolio turnover rate^	55%	39%	49%	10	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (21.5%)
Entertainment (8.7%)
Netflix, Inc.*	61,707	$55,000,683
Walt Disney Co. (The)	187,013	20,823,898

		75,824,581

Interactive Media & Services (12.8%)
Alphabet, Inc., Class A	220,900	41,816,370
Alphabet, Inc., Class C	21,991	4,187,966
Meta Platforms, Inc., Class A	111,565	65,322,423

		111,326,759

Total Communication Services		187,151,340

Consumer Discretionary (19.1%)
Automobile Components (1.0%)
Mobileye Global, Inc., Class A(x)*	423,544	8,436,996

Automobiles (7.4%)
Tesla, Inc.*	158,090	63,843,066

Broadline Retail (7.2%)
Alibaba Group Holding Ltd. (ADR)	71,535	6,065,453
Amazon.com, Inc.*	259,054	56,833,857

		62,899,310

Hotels, Restaurants & Leisure (3.0%)
Starbucks Corp.	139,638	12,741,967
Yum China Holdings, Inc.	146,864	7,074,439
Yum! Brands, Inc.	46,348	6,218,048

		26,034,454

Textiles, Apparel & Luxury Goods (0.5%)
Under Armour, Inc., Class A*	547,527	4,533,523

Total Consumer Discretionary		165,747,349

Consumer Staples (3.5%)
Beverages (3.5%)
Boston Beer Co., Inc. (The), Class A*	18,931	5,678,921
Monster Beverage Corp.*	476,122	25,024,972

Total Consumer Staples		30,703,893

Financials (9.6%)
Capital Markets (3.7%)
FactSet Research Systems, Inc.	21,788	10,464,341
MSCI, Inc.	18,029	10,817,580
SEI Investments Co.	136,002	11,217,445

		32,499,366

Financial Services (5.9%)
Block, Inc., Class A*	104,845	8,910,777
PayPal Holdings, Inc.*	97,920	8,357,472
Visa, Inc., Class A	106,807	33,755,284

		51,023,533

Total Financials		83,522,899

Health Care (13.2%)
Biotechnology (4.5%)
Alnylam Pharmaceuticals, Inc.*	78,821	18,547,369
CRISPR Therapeutics AG*	89,169	3,509,692
Regeneron Pharmaceuticals, Inc.*	24,615	17,534,003

		39,591,064

Health Care Equipment & Supplies (1.2%)
Intuitive Surgical, Inc.*	20,510	$10,705,400

Health Care Technology (3.7%)
Doximity, Inc., Class A*	332,286	17,740,750
Veeva Systems, Inc., Class A*	67,805	14,256,001

		31,996,751

Life Sciences Tools & Services (0.9%)
Illumina, Inc.*	58,972	7,880,428

Pharmaceuticals (2.9%)
Novartis AG (ADR)	55,182	5,369,760
Novo Nordisk A/S (ADR)	160,727	13,825,737
Roche Holding AG (ADR)	166,760	5,816,589

		25,012,086

Total Health Care		115,185,729

Industrials (5.4%)
Aerospace & Defense (3.9%)
Boeing Co. (The)*	193,652	34,276,404

Air Freight & Logistics (0.9%)
Expeditors International of Washington, Inc.	69,006	7,643,795

Machinery (0.6%)
Deere & Co.	11,335	4,802,639

Total Industrials		46,722,838

Information Technology (27.1%)
IT Services (2.1%)
Shopify, Inc., Class A*	173,058	18,401,257

Semiconductors & Semiconductor Equipment (10.7%)
ARM Holdings plc (ADR)(x)*	141,557	17,462,471
NVIDIA Corp.	470,271	63,152,693
QUALCOMM, Inc.	83,274	12,792,552

		93,407,716

Software (14.3%)
Autodesk, Inc.*	85,499	25,270,940
Microsoft Corp.	56,970	24,012,855
Oracle Corp.	247,402	41,227,069
Salesforce, Inc.	58,626	19,600,431
Workday, Inc., Class A*	55,013	14,195,004

		124,306,299

Total Information Technology		236,115,272

Total Common Stocks (99.4%) (Cost $371,885,380)		865,149,320

SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	3,416,294	3,416,294

Total Short-Term Investments (0.4%) (Cost $3,416,294)		3,416,294

Total Investments in Securities (99.8%) (Cost $375,301,674)		868,565,614
Other Assets Less Liabilities (0.2%)		1,572,468

Net Assets (100%)		$870,138,082

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $10,058,271. This was collateralized by $7,250,108 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/30/25 – 8/15/54 and by cash of $3,416,294 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$187,151,340	$—	$—	$187,151,340
Consumer Discretionary	165,747,349	—	—	165,747,349
Consumer Staples	30,703,893	—	—	30,703,893
Financials	83,522,899	—	—	83,522,899
Health Care	115,185,729	—	—	115,185,729
Industrials	46,722,838	—	—	46,722,838
Information Technology	236,115,272	—	—	236,115,272
Short-Term Investments
Investment Companies	3,416,294	—	—	3,416,294

Total Assets	$868,565,614	$—	$—	$868,565,614

Total Liabilities	$—	$—	$—	$—

Total	$868,565,614	$—	$—	$868,565,614

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$68,218,978
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$274,835,105

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$529,468,544
Aggregate gross unrealized depreciation	(36,652,561)

Net unrealized appreciation	$492,815,983

Federal income tax cost of investments in securities and derivative instruments, if applicable	$375,749,631

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $375,301,674)	$868,565,614
Cash	5,939,054
Receivable for securities sold	1,062,583
Dividends, interest and other receivables	241,242
Receivable for Portfolio shares sold	116,666
Securities lending income receivable	5,187
Other assets	3,591

Total assets	875,933,937

LIABILITIES
Payable for return of collateral on securities loaned	3,416,294
Payable for Portfolio shares repurchased	897,441
Payable for securities purchased	707,012
Investment management fees payable	506,634
Distribution fees payable – Class IB	139,595
Administrative fees payable	68,367
Accrued expenses	60,512

Total liabilities	5,795,855

Commitments and contingent liabilities^
NET ASSETS	$870,138,082

Net assets were comprised of:
Paid in capital	$362,598,610
Total distributable earnings (loss)	507,539,472

Net assets	$870,138,082

Class IB
Net asset value, offering and redemption price per share, $646,363,779 / 55,923,323 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.56

Class K
Net asset value, offering and redemption price per share, $223,774,303 / 19,205,702 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.65

(x)	Includes value of securities on loan of $10,058,271.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $34,262 foreign withholding tax)	$3,882,204
Interest	726,638
Securities lending (net)	112,554

Total income	4,721,396

EXPENSES
Investment management fees	6,208,220
Distribution fees – Class IB(a)	1,318,957
Administrative fees	764,550
Distribution fees – Class IA(a)	147,669
Professional fees	79,197
Printing and mailing expenses	78,575
Custodian fees	55,500
Trustees’ fees	27,403
Miscellaneous	17,545

Gross expenses	8,697,616
Less: Waiver from investment manager	(561,674)

Net expenses	8,135,942

NET INVESTMENT INCOME (LOSS)	(3,414,546)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	157,901,520

Net change in unrealized appreciation (depreciation) on investments in securities	89,432,181

NET REALIZED AND UNREALIZED GAIN (LOSS)	247,333,701

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$243,919,155

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,414,546)	$(3,639,403)
Net realized gain (loss)	157,901,520	42,279,626
Net change in unrealized appreciation (depreciation)	89,432,181	233,012,861

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	243,919,155	271,653,084

Distributions to shareholders:
Class IA	—	(4,919,070)
Class IB	(109,672,333)	(16,583,874)
Class K	(37,884,319)	(11,872,466)

Total distributions to shareholders	(147,556,652)	(33,375,410)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 421,002 and 1,327,371 shares, respectively ]	4,589,403	12,467,556
Capital shares issued in reinvestment of dividends and distributions [ 0 and 494,835 shares, respectively ]	—	4,919,070
Capital shares repurchased in connection with share class combination (Note 1) [ (10,838,643) and 0 shares, respectively ]	(128,263,923)	—
Capital shares repurchased [ (1,285,606) and (2,572,990) shares, respectively ]	(14,187,422)	(24,038,285)

Total Class IA transactions	(137,861,942)	(6,651,659)

Class IB
Capital shares sold [ 4,209,793 and 4,150,728 shares, respectively ]	49,855,601	38,693,746
Capital shares issued in connection with share class combination (Note 1) [ 10,751,166 and 0 shares, respectively ]	128,263,923	—
Capital shares issued in reinvestment of dividends and distributions [ 9,119,544 and 1,654,773 shares, respectively ]	109,672,333	16,583,874
Capital shares repurchased [ (8,290,952) and (6,565,572) shares, respectively ]	(98,535,685)	(61,497,486)

Total Class IB transactions	189,256,172	(6,219,866)

Class K
Capital shares sold [ 470,947 and 50,554 shares, respectively ]	5,748,299	474,265
Capital shares issued in reinvestment of dividends and distributions [ 3,125,058 and 1,179,779 shares, respectively ]	37,884,319	11,872,466
Capital shares repurchased [ (12,915,291) and (5,573,851) shares, respectively ]	(150,477,291)	(53,452,999)

Total Class K transactions	(106,844,673)	(41,106,268)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(55,450,443)	(53,977,793)

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,912,060	184,299,881
NET ASSETS:
Beginning of year	829,226,022	644,926,141

End of year	$870,138,082	$829,226,022

See Notes to Financial Statements.

1017

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.32	$7.48	$11.76	$11.16	$9.31

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.06)	(0.05)	(0.05)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	3.61	3.32	(3.21)	1.85	2.87

Total from investment operations	3.55	3.27	(3.26)	1.79	2.84

Less distributions:
Distributions from net realized gains	(2.31)	(0.43)	(1.02)	(1.19)	(0.99)

Net asset value, end of year	$11.56	$10.32	$7.48	$11.76	$11.16

Total return	33.74%	43.89%	(28.02)%	16.20%	30.86%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$646,364	$413,983	$306,054	$421,734	$385,668
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (f)	1.12%	1.12%	1.12%	1.11%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.49)%	(0.57)%	(0.53)%	(0.51)%	(0.33)%
Before waivers (f)	(0.56)%	(0.64)%	(0.60)%	(0.57)%	(0.41)%
Portfolio turnover rate^	8%	5%	27%	8%	20%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.36	$7.50	$11.75	$11.12	$9.26

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)	(0.03)	(0.03)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	3.63	3.32	(3.20)	1.85	2.86

Total from investment operations	3.60	3.29	(3.23)	1.82	2.85

Less distributions:
Distributions from net realized gains	(2.31)	(0.43)	(1.02)	(1.19)	(0.99)

Net asset value, end of year	$11.65	$10.36	$7.50	$11.75	$11.12

Total return	34.08%	44.03%	(27.77)%	16.54%	31.13%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$223,774	$295,498	$246,386	$318,641	$307,350
Ratio of expenses to average net assets:
After waivers (f)	0.80%	0.80%	0.80%	0.80%	0.80%
Before waivers (f)	0.87%	0.87%	0.87%	0.86%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.23)%	(0.32)%	(0.28)%	(0.26)%	(0.08)%
Before waivers (f)	(0.30)%	(0.39)%	(0.35)%	(0.32)%	(0.16)%
Portfolio turnover rate^	8%	5%	27%	8%	20%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1018

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.6%)
Aristocrat Leisure Ltd.	283,497	$11,995,161
Lottery Corp. Ltd. (The)	716,982	2,192,253
WiseTech Global Ltd.	79,102	5,927,120

		20,114,534

Brazil (0.3%)
TOTVS SA	809,700	3,488,951

Canada (7.0%)
Agnico Eagle Mines Ltd.	288,711	22,587,526
Canadian Pacific Kansas City Ltd.	148,929	10,783,353
Element Fleet Management Corp.	671,004	13,565,255
Franco-Nevada Corp.	151,942	17,855,259
RB Global, Inc.	278,126	25,102,833

		89,894,226

China (4.2%)
Alibaba Group Holding Ltd.	677,800	7,191,095
China Resources Gas Group Ltd.	1,514,500	5,996,263
Kingsoft Corp. Ltd.	996,200	4,316,163
Ping An Insurance Group Co. of China Ltd., Class H	1,134,000	6,723,710
Prosus NV	168,915	6,710,123
Tencent Holdings Ltd.	292,500	15,704,647
Yum China Holdings, Inc.	169,951	8,186,540

		54,828,541

Denmark (1.3%)
Novo Nordisk A/S, Class B	191,248	16,337,928

France (11.3%)
Air Liquide SA	146,083	23,745,146
Capgemini SE	142,600	23,360,686
Dassault Systemes SE	372,061	12,910,879
EssilorLuxottica SA	125,778	30,695,651
Kering SA	21,241	5,242,093
LVMH Moet Hennessy Louis Vuitton SE	48,729	32,077,457
Pernod Ricard SA	110,428	12,468,166
Sodexo SA	70,155	5,780,903

		146,280,981

Germany (10.6%)
Deutsche Boerse AG	89,450	20,611,567
GEA Group AG	313,472	15,527,988
Merck KGaA	65,735	9,525,567
SAP SE	272,818	66,774,626
Symrise AG, Class A	131,563	13,988,646
Zalando SE(m)*	303,290	10,174,680

		136,603,074

Hong Kong (2.0%)
AIA Group Ltd.	3,580,169	25,952,440

India (3.2%)
HDFC Bank Ltd.	757,456	15,685,049
ITC Ltd.	814,606	4,601,880
Kotak Mahindra Bank Ltd.	256,057	5,341,789
Reliance Industries Ltd.	693,153	9,840,625
UPL Ltd.	954,869	5,587,763

		41,057,106

Ireland (0.3%)
Kingspan Group plc	55,786	$4,071,019

Japan (10.2%)
Daiichi Sankyo Co. Ltd.	351,800	9,659,042
Hitachi Ltd.	1,916,100	47,173,721
Kose Corp.	26,800	1,216,112
LY Corp.	2,303,500	6,101,621
Nomura Research Institute Ltd.	450,800	13,348,029
Obic Co. Ltd.	404,500	12,063,108
Oracle Corp.	96,000	9,194,940
Resonac Holdings Corp.	342,500	8,614,962
Sugi Holdings Co. Ltd.	303,900	4,758,017
Terumo Corp.	614,700	11,841,167
ZOZO, Inc.	232,400	7,183,730

		131,154,449

Macau (0.6%)
Sands China Ltd.*	2,863,200	7,704,851

Mexico (0.6%)
Grupo Financiero Banorte SAB de CV, Class O	1,297,600	8,361,495

Netherlands (3.8%)
Akzo Nobel NV	141,458	8,492,837
ASML Holding NV	17,800	12,513,959
Heineken NV	395,558	28,149,052

		49,155,848

Peru (1.0%)
Credicorp Ltd.	72,448	13,281,167

Singapore (2.1%)
DBS Group Holdings Ltd.	670,910	21,478,553
Singapore Technologies Engineering Ltd.	1,489,300	5,081,930

		26,560,483

South Korea (1.5%)
Amorepacific Corp.*	80,683	5,746,071
NAVER Corp.*	63,844	8,629,456
SK Hynix, Inc.	47,425	5,475,605

		19,851,132

Spain (2.2%)
Amadeus IT Group SA	411,041	29,037,979

Sweden (1.9%)
Assa Abloy AB, Class B	822,177	24,254,932

Switzerland (1.5%)
Sika AG (Registered)	36,582	8,697,196
Sonova Holding AG (Registered)	32,880	10,716,654

		19,413,850

Taiwan (7.0%)
Delta Electronics, Inc.	1,148,000	15,074,623
Taiwan Semiconductor Manufacturing Co. Ltd.	2,191,000	71,842,639
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	15,877	3,135,549

		90,052,811

See Notes to Financial Statements.

1019

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Thailand (0.6%)
Advanced Info Service PCL	326,000	$2,744,156
Kasikornbank PCL	1,066,900	4,861,008

		7,605,164

United Kingdom (8.0%)
Burberry Group plc	296,545	3,638,198
Compass Group plc	416,021	13,864,140
Diageo plc	615,540	19,553,836
Flutter Entertainment plc, Class DI*	76,544	19,782,797
London Stock Exchange Group plc	77,886	11,003,494
Reckitt Benckiser Group plc	328,770	19,892,007
Rolls-Royce Holdings plc*	2,133,362	15,185,918

		102,920,390

United States (16.2%)
Experian plc	398,621	17,191,709
Haleon plc	1,889,170	8,925,706
Linde plc	75,552	31,631,356
Nestle SA (Registered)	465,905	38,243,157
QIAGEN NV*	323,598	14,430,776
Roche Holding AG	148,576	41,701,193
Schneider Electric SE	202,324	$50,487,175
Tenaris SA	349,086	6,536,530

		209,147,602

Total Investments in Securities (99.0%) (Cost $873,514,181)		1,277,130,953
Other Assets Less Liabilities (1.0%)		12,589,276

Net Assets (100%)		$1,289,720,229

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $10,174,680 or 0.8% of net assets.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$20,114,534	$—	$20,114,534
Brazil	—	3,488,951	—	3,488,951
Canada	89,894,226	—	—	89,894,226
China	8,186,540	46,642,001	—	54,828,541
Denmark	—	16,337,928	—	16,337,928
France	—	146,280,981	—	146,280,981
Germany	—	136,603,074	—	136,603,074
Hong Kong	—	25,952,440	—	25,952,440
India	—	41,057,106	—	41,057,106
Ireland	—	4,071,019	—	4,071,019
Japan	—	131,154,449	—	131,154,449
Macau	—	7,704,851	—	7,704,851
Mexico	8,361,495	—	—	8,361,495
Netherlands	—	49,155,848	—	49,155,848
Peru	13,281,167	—	—	13,281,167
Singapore	—	26,560,483	—	26,560,483
South Korea	—	19,851,132	—	19,851,132
Spain	—	29,037,979	—	29,037,979
Sweden	—	24,254,932	—	24,254,932
Switzerland	—	19,413,850	—	19,413,850
Taiwan	3,135,549	86,917,262	—	90,052,811
Thailand	—	7,605,164	—	7,605,164

See Notes to Financial Statements.

1020

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
United Kingdom	$19,782,797	$83,137,593	$—	$102,920,390
United States	31,631,356	177,516,246	—	209,147,602

Total Assets	$174,273,130	$1,102,857,823	$—	$1,277,130,953

Total Liabilities	$—	$—	$—	$—

Total	$174,273,130	$1,102,857,823	$—	$1,277,130,953

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$207,697,208
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$288,309,958

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$463,876,635
Aggregate gross unrealized depreciation	(67,118,333)

Net unrealized appreciation	$396,758,302

Federal income tax cost of investments in securities and derivative instruments, if applicable	$880,372,651

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $873,514,181)	$1,277,130,953
Cash	11,014,821
Foreign cash (Cost $116,703)	116,961
Dividends, interest and other receivables	4,869,516
Receivable for Portfolio shares sold	225,306
Other assets	5,707

Total assets	1,293,363,264

LIABILITIES
Accrued India taxes	1,507,004
Payable for Portfolio shares repurchased	875,894
Investment management fees payable	773,819
Distribution fees payable – Class IB	155,383
Administrative fees payable	101,316
Accrued expenses	229,619

Total liabilities	3,643,035

Commitments and contingent liabilities^
NET ASSETS	$1,289,720,229

Net assets were comprised of:
Paid in capital	$848,569,658
Total distributable earnings (loss)	441,150,571

Net assets	$1,289,720,229

Class IB
Net asset value, offering and redemption price per share, $721,010,674 / 97,081,193 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.43

Class K
Net asset value, offering and redemption price per share, $568,709,555 / 76,697,862 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.41

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $2,625,237 foreign withholding tax)	$23,840,807
Interest	776,196

Total income	24,617,003

EXPENSES
Investment management fees	10,913,308
Distribution fees – Class IB(a)	1,731,147
Administrative fees	1,208,400
Custodian fees	315,800
Professional fees	175,184
Printing and mailing expenses	120,831
Distribution fees – Class IA(a)	71,901
Trustees’ fees	43,336
Miscellaneous	36,548

Gross expenses	14,616,455
Less: Waiver from investment manager	(1,615,789)

Net expenses	13,000,666

NET INVESTMENT INCOME (LOSS)	11,616,337

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $155,441 on realized gain on investments)	118,621,645
Foreign currency transactions	(109,570)

Net realized gain (loss)	118,512,075

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $354,275 on unrealized appreciation on investments)	(17,667,861)
Foreign currency translations	(281,385)

Net change in unrealized appreciation (depreciation)	(17,949,246)

NET REALIZED AND UNREALIZED GAIN (LOSS)	100,562,829

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,179,166

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

1022

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,616,337	$12,166,118
Net realized gain (loss)	118,512,075	26,825,157
Net change in unrealized appreciation (depreciation)	(17,949,246)	134,278,365

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	112,179,166	173,269,640

Distributions to shareholders:
Class IA	—	(2,978,732)
Class IB	(48,027,065)	(29,736,705)
Class K	(39,545,049)	(29,902,111)

Total distributions to shareholders	(87,572,114)	(62,617,548)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 160,246 and 372,520 shares, respectively ]	1,188,452	2,706,656
Capital shares issued in reinvestment of dividends and distributions [ 0 and 427,567 shares, respectively ]	—	2,978,732
Capital shares repurchased in connection with share class combination (Note 1) [ (7,811,292) and 0 shares, respectively ]	(60,440,962)	—
Capital shares repurchased [ (739,544) and (1,376,509) shares, respectively ]	(5,558,945)	(9,942,815)

Total Class IA transactions	(64,811,455)	(4,257,427)

Class IB
Capital shares sold [ 6,194,076 and 6,960,430 shares, respectively ]	48,150,451	50,261,774
Capital shares issued in connection with share class combination (Note 1) [ 7,787,960 and 0 shares, respectively ]	60,440,962	—
Capital shares issued in reinvestment of dividends and distributions [ 6,231,809 and 4,253,663 shares, respectively ]	48,027,065	29,736,705
Capital shares repurchased [ (8,230,248) and (6,417,263) shares, respectively ]	(64,551,747)	(46,435,240)

Total Class IB transactions	92,066,731	33,563,239

Class K
Capital shares sold [ 830,763 and 2,892,744 shares, respectively ]	6,428,643	20,257,359
Capital shares issued in reinvestment of dividends and distributions [ 5,139,968 and 4,275,776 shares, respectively ]	39,545,049	29,902,111
Capital shares repurchased [ (10,538,573) and (20,247,529) shares, respectively ]	(81,931,708)	(147,936,215)

Total Class K transactions	(35,958,016)	(97,776,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,702,740)	(68,470,933)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,904,312	42,181,159
NET ASSETS:
Beginning of year	1,273,815,917	1,231,634,758

End of year	$1,289,720,229	$1,273,815,917

See Notes to Financial Statements.

1023

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.30	$6.71	$8.31	$8.66	$8.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.06	0.06	0.03	0.03
Net realized and unrealized gain (loss)	0.60	0.89	(1.32)	0.75	1.21

Total from investment operations	0.66	0.95	(1.26)	0.78	1.24

Less distributions:
Dividends from net investment income	(0.06)	(0.09)	(0.06)	(0.02)	(0.04)
Distributions from net realized gains	(0.47)	(0.27)	(0.28)	(1.11)	(0.78)

Total dividends and distributions	(0.53)	(0.36)	(0.34)	(1.13)	(0.82)

Net asset value, end of year	$7.43	$7.30	$6.71	$8.31	$8.66

Total return	8.76%	14.52%	(15.20)%	9.35%	15.41%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$721,011	$620,848	$539,166	$458,875	$396,055
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10%	1.10%	1.10%	1.15%
Before waivers (f)	1.22%	1.23%	1.22%	1.22%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.73%	0.83%	0.85%	0.31%	0.42%
Before waivers (f)	0.61%	0.70%	0.73%	0.19%	0.35%
Portfolio turnover rate^	16%	15%	14%	16%	21%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.28	$6.70	$8.30	$8.64	$8.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.08	0.08	0.05	0.06
Net realized and unrealized gain (loss)	0.60	0.88	(1.32)	0.76	1.19

Total from investment operations	0.68	0.96	(1.24)	0.81	1.25

Less distributions:
Dividends from net investment income	(0.08)	(0.11)	(0.08)	(0.04)	(0.06)
Distributions from net realized gains	(0.47)	(0.27)	(0.28)	(1.11)	(0.78)

Total dividends and distributions	(0.55)	(0.38)	(0.36)	(1.15)	(0.84)

Net asset value, end of year	$7.41	$7.28	$6.70	$8.30	$8.64

Total return	9.04%	14.66%	(15.02)%	9.74%	15.54%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$568,710	$591,935	$632,432	$779,886	$801,458
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.85%	0.85%	0.85%	0.90%
Before waivers (f)	0.97%	0.98%	0.97%	0.97%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.02%	1.11%	1.13%	0.57%	0.72%
Before waivers (f)	0.90%	0.99%	1.00%	0.45%	0.65%
Portfolio turnover rate^	16%	15%	14%	16%	21%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.4%)
Glencore plc	3,006,609	$13,301,883
Woodside Energy Group Ltd.	960,329	14,622,133

		27,924,016

Brazil (1.6%)
Petroleo Brasileiro SA (ADR)	427,665	5,063,554
Wheaton Precious Metals Corp.	237,839	13,387,285

		18,450,839

Canada (4.0%)
Agnico Eagle Mines Ltd.	145,827	11,408,887
Franco-Nevada Corp.	291,416	34,245,358

		45,654,245

Denmark (0.3%)
Novonesis (Novozymes) B	58,141	3,295,122

France (11.9%)
Capgemini SE	85,659	14,032,630
Cie de Saint-Gobain SA	221,085	19,626,234
Dassault Systemes SE	235,925	8,186,827
EssilorLuxottica SA	78,094	19,058,549
Legrand SA	287,265	27,982,867
LVMH Moet Hennessy Louis Vuitton SE	6,727	4,428,267
Pernod Ricard SA	119,244	13,463,560
TotalEnergies SE	541,219	29,920,380

		136,699,314

Germany (8.0%)
Beiersdorf AG	64,089	8,231,048
Deutsche Boerse AG	115,162	26,536,269
GEA Group AG	199,554	9,885,005
Knorr-Bremse AG	113,750	8,289,411
SAP SE	105,380	25,792,690
Symrise AG, Class A	78,347	8,330,370
Zalando SE(m)*	159,225	5,341,631

		92,406,424

Greece (0.5%)
National Bank of Greece SA	715,991	5,681,110

Ireland (3.5%)
AIB Group plc	4,620,816	25,511,897
Bank of Ireland Group plc	1,690,493	15,420,162

		40,932,059

Israel (0.6%)
Nice Ltd. (ADR)*	40,736	6,918,602

Italy (0.9%)
Ryanair Holdings plc (ADR)	233,377	10,172,903

Japan (13.5%)
Chiba Bank Ltd. (The)	1,216,400	9,439,276
Ezaki Glico Co. Ltd.	164,900	4,918,962
Hirose Electric Co. Ltd.	68,100	8,028,939
Kose Corp.	32,900	1,492,914
Lion Corp.	147,300	1,647,151
M3, Inc.	664,800	5,813,617
Mebuki Financial Group, Inc.	908,400	3,673,857
Mitsubishi Electric Corp.	1,228,900	20,746,458
Nitto Denko Corp.	377,100	6,316,809
Nomura Research Institute Ltd.	284,400	8,420,984
Olympus Corp.	434,200	6,474,102
Resona Holdings, Inc.	3,407,500	24,757,601
Rohto Pharmaceutical Co. Ltd.	603,800	10,952,082
Shimadzu Corp.	583,100	16,402,372
Taisei Corp.	177,600	7,455,802
Toyo Suisan Kaisha Ltd.	259,300	17,592,971
Yokogawa Electric Corp.	62,300	1,326,521

		155,460,418

Netherlands (3.7%)
ASML Holding NV	11,588	8,146,728
Euronext NV(m)	142,232	15,955,949
Wolters Kluwer NV	113,248	18,816,194

		42,918,871

Norway (0.8%)
Aker BP ASA	448,645	8,762,826

Portugal (0.5%)
Galp Energia SGPS SA	357,133	5,900,483

South Korea (2.1%)
Samsung Electronics Co. Ltd.	495,003	17,901,594
Samsung Fire & Marine Insurance Co. Ltd.	25,640	6,249,545

		24,151,139

Spain (4.3%)
Amadeus IT Group SA	224,096	15,831,255
Banco de Sabadell SA	4,623,341	8,989,118
CaixaBank SA	4,552,923	24,693,737

		49,514,110

Sweden (1.1%)
Epiroc AB, Class A	431,556	7,515,035
Svenska Cellulosa AB SCA, Class B	461,384	5,856,428

		13,371,463

Switzerland (5.6%)
Chocoladefabriken Lindt & Spruengli AG	314	3,485,177
Cie Financiere Richemont SA (Registered)	37,028	5,647,970
Julius Baer Group Ltd.	128,238	8,285,991
Schindler Holding AG	26,702	7,365,504
SGS SA (Registered)	95,090	9,523,468
Sika AG (Registered)	29,995	7,131,168
UBS Group AG (Registered)	741,193	22,639,342

		64,078,620

Taiwan (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	209,385	41,351,444

United Kingdom (11.6%)
Croda International plc	80,412	3,407,605
Diageo plc	534,511	16,979,791
Hiscox Ltd.	387,275	5,250,704
IMI plc	731,585	16,678,016
Intertek Group plc	153,843	9,105,941
Lloyds Banking Group plc	10,843,015	7,436,040

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
London Stock Exchange Group plc	135,180	$19,097,813
NatWest Group plc	6,658,503	33,518,171
Ocado Group plc*	221,462	838,122
Reckitt Benckiser Group plc	95,986	5,807,568
Smith & Nephew plc	849,025	10,537,535
Spirax Group plc	55,335	4,748,725

		133,406,031

United States (17.7%)
Agilent Technologies, Inc.	130,220	17,493,755
Analog Devices, Inc.	57,053	12,121,480
Bruker Corp.	128,302	7,521,063
Cadence Design Systems, Inc.*	48,992	14,720,136
CRH plc	226,556	20,960,961
Experian plc	396,931	17,118,822
Haleon plc	4,624,704	21,850,203
Kenvue, Inc.	546,593	11,669,761
Roche Holding AG	70,950	19,913,712
Schneider Electric SE	143,739	35,868,093
Tenaris SA	277,983	5,205,148
Waters Corp.*	15,519	5,757,239
Willis Towers Watson plc	43,892	$13,748,730

		203,949,103

Total Investments in Securities (98.2%) (Cost $929,814,615)		1,130,999,142
Other Assets Less Liabilities (1.8%)		21,173,390

Net Assets (100%)		$1,152,172,532

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $21,297,580 or 1.8% of net assets.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$27,924,016	$—	$27,924,016
Brazil	18,450,839	—	—	18,450,839
Canada	45,654,245	—	—	45,654,245
Denmark	—	3,295,122	—	3,295,122
France	—	136,699,314	—	136,699,314
Germany	—	92,406,424	—	92,406,424
Greece	—	5,681,110	—	5,681,110
Ireland	—	40,932,059	—	40,932,059
Israel	6,918,602	—	—	6,918,602
Italy	10,172,903	—	—	10,172,903
Japan	—	155,460,418	—	155,460,418
Netherlands	—	42,918,871	—	42,918,871
Norway	—	8,762,826	—	8,762,826
Portugal	—	5,900,483	—	5,900,483
South Korea	—	24,151,139	—	24,151,139
Spain	—	49,514,110	—	49,514,110
Sweden	—	13,371,463	—	13,371,463
Switzerland	—	64,078,620	—	64,078,620
Taiwan	41,351,444	—	—	41,351,444
United Kingdom	—	133,406,031	—	133,406,031
United States	103,993,125	99,955,978	—	203,949,103

Total Assets	$226,541,158	$904,457,984	$—	$1,130,999,142

Total Liabilities	$—	$—	$—	$—

Total	$226,541,158	$904,457,984	$—	$1,130,999,142

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(36)	$(36)

Total	$(36)	$(36)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$4,207,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$169,564,109
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$219,229,408

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$272,024,620
Aggregate gross unrealized depreciation	(71,000,115)

Net unrealized appreciation	$201,024,505

Federal income tax cost of investments in securities and derivative instruments, if applicable	$929,974,637

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $929,814,615)	$1,130,999,142
Cash	18,918,808
Dividends, interest and other receivables	3,569,608
Receivable for Portfolio shares sold	194,329
Other assets	6,692

Total assets	1,153,688,579

LIABILITIES
Investment management fees payable	758,898
Payable for Portfolio shares repurchased	332,541
Distribution fees payable – Class IB	248,004
Administrative fees payable	90,207
Foreign currency overdraft payable	9,704
Accrued expenses	76,693

Total liabilities	1,516,047

Commitments and contingent liabilities^
NET ASSETS	$1,152,172,532

Net assets were comprised of:
Paid in capital	$948,921,068
Total distributable earnings (loss)	203,251,464

Net assets	$1,152,172,532

Class IB
Net asset value, offering and redemption price per share, $1,152,172,532 / 35,934,249 shares outstanding (unlimited amount authorized: $0.01 par value)	$32.06

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $3,002,030 foreign withholding tax)	$28,963,620
Interest	1,183,299

Total income	30,146,919

EXPENSES
Investment management fees	10,048,169
Distribution fees – Class IB	2,971,998
Administrative fees	1,090,544
Custodian fees	170,800
Professional fees	118,646
Printing and mailing expenses	113,625
Trustees’ fees	39,206
Miscellaneous	30,539

Gross expenses	14,583,527
Less: Waiver from investment manager	(913,376)

Net expenses	13,670,151

NET INVESTMENT INCOME (LOSS)	16,476,768

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	62,195,935
Forward foreign currency contracts	(36)
Foreign currency transactions	(209,869)

Net realized gain (loss)	61,986,030

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,813,341
Foreign currency translations	(178,234)

Net change in unrealized appreciation (depreciation)	1,635,107

NET REALIZED AND UNREALIZED GAIN (LOSS)	63,621,137

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,097,905

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,476,768	$12,971,462
Net realized gain (loss)	61,986,030	29,202,157
Net change in unrealized appreciation (depreciation)	1,635,107	128,833,872

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	80,097,905	171,007,491

Distributions to shareholders:
Class IB	(89,942,629)	(32,592,504)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,509,202 and 1,794,853 shares, respectively ]	51,988,065	55,741,838
Capital shares issued in reinvestment of dividends and distributions [ 2,685,951 and 1,030,629 shares, respectively ]	89,942,629	32,592,504
Capital shares repurchased [ (3,369,014) and (2,931,153) shares, respectively ]	(116,727,749)	(90,876,559)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	25,202,945	(2,542,217)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,358,221	135,872,770
NET ASSETS:
Beginning of year	1,136,814,311	1,000,941,541

End of year	$1,152,172,532	$1,136,814,311

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$32.38		$28.42		$38.86		$36.38		$30.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.48		0.37		0.14		0.07		0.11
Net realized and unrealized gain (loss)	1.88		4.54		(9.36)		3.62		6.01

Total from investment operations	2.36		4.91		(9.22)		3.69		6.12

Less distributions:
Dividends from net investment income	(0.51)		(0.40)		(0.13)		(0.14)		(0.08)
Distributions from net realized gains	(2.17)		(0.55)		(1.09)		(1.07)		(0.33)

Total dividends and distributions	(2.68)		(0.95)		(1.22)		(1.21)		(0.41)

Net asset value, end of year	$32.06		$32.38		$28.42		$38.86		$36.38

Total return	6.99%		17.37%		(23.79)%		10.24%		20.03%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,152,173		$1,136,814		$1,000,942		$1,290,974		$1,165,985
Ratio of expenses to average net assets:
After waivers (f)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)
Before waivers (f)	1.23%		1.24%		1.23%		1.22%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.39%		1.20%		0.46%		0.19%		0.34%
Before waivers (f)	1.31%		1.11%		0.38%		0.12%		0.26%
Portfolio turnover rate^	15%		20%		30%		13%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.5%)
Entertainment (9.5%)
Spotify Technology SA*	51,313	$22,956,410
Take-Two Interactive Software, Inc.*	83,001	15,278,824
TKO Group Holdings, Inc., Class A*	71,545	10,167,260

Total Communication Services		48,402,494

Consumer Discretionary (13.2%)
Diversified Consumer Services (2.7%)
Bright Horizons Family Solutions, Inc.*	124,273	13,775,662

Hotels, Restaurants & Leisure (7.1%)
Aramark	196,142	7,318,058
Chipotle Mexican Grill, Inc.*	127,607	7,694,702
DraftKings, Inc., Class A*	178,648	6,645,706
Hyatt Hotels Corp., Class A	58,790	9,228,854
Wingstop, Inc.	19,199	5,456,356

		36,343,676

Specialty Retail (3.4%)
Burlington Stores, Inc.*	27,672	7,888,180
O’Reilly Automotive, Inc.*	8,072	9,571,778

		17,459,958

Total Consumer Discretionary		67,579,296

Consumer Staples (1.8%)
Household Products (1.8%)
Church & Dwight Co., Inc.	88,216	9,237,097

Total Consumer Staples		9,237,097

Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Cheniere Energy, Inc.	46,453	9,981,356

Total Energy		9,981,356

Financials (11.5%)
Capital Markets (8.6%)
Ares Management Corp., Class A	63,949	11,320,891
LPL Financial Holdings, Inc.	26,308	8,589,825
Morningstar, Inc.	27,742	9,342,396
MSCI, Inc.	24,350	14,610,244

		43,863,356

Insurance (2.9%)
Arthur J Gallagher & Co.	51,885	14,727,557

Total Financials		58,590,913

Health Care (14.6%)
Biotechnology (4.5%)
Ascendis Pharma A/S (ADR)*	69,470	9,563,935
Natera, Inc.*	84,642	13,398,829

		22,962,764

Health Care Equipment & Supplies (3.8%)
Masimo Corp.*	44,794	7,404,448
STERIS plc	58,313	11,986,820

		19,391,268

Health Care Technology (1.7%)
Veeva Systems, Inc., Class A*	42,434	8,921,749

Life Sciences Tools & Services (4.6%)
Agilent Technologies, Inc.	71,396	9,591,339
Bio-Techne Corp.	81,737	5,887,516

Waters Corp.*	21,873	8,114,445

		23,593,300

Total Health Care		74,869,081

Industrials (23.8%)
Aerospace & Defense (7.5%)
Axon Enterprise, Inc.*	17,685	10,510,549
Howmet Aerospace, Inc.	205,618	22,488,441
TransDigm Group, Inc.	4,366	5,532,944

		38,531,934

Commercial Services & Supplies (2.0%)
Copart, Inc.*	179,904	10,324,691

Construction & Engineering (1.1%)
Quanta Services, Inc.	17,728	5,602,935

Electrical Equipment (1.9%)
AMETEK, Inc.	53,509	9,645,532

Machinery (3.9%)
Ingersoll Rand, Inc.	68,312	6,179,503
Westinghouse Air Brake Technologies Corp.	71,793	13,611,235

		19,790,738

Professional Services (7.4%)
TransUnion	94,966	8,804,298
Verisk Analytics, Inc.	67,465	18,581,885
Wolters Kluwer NV	61,951	10,293,180

		37,679,363

Total Industrials		121,575,193

Information Technology (17.7%)
IT Services (2.4%)
Gartner, Inc.*	25,600	12,402,432

Semiconductors & Semiconductor Equipment (3.3%)
ASM International NV	9,353	5,413,825
Monolithic Power Systems, Inc.	19,608	11,602,053

		17,015,878

Software (12.0%)
Cadence Design Systems, Inc.*	29,897	8,982,853
Constellation Software, Inc.	3,657	11,308,244
Guidewire Software, Inc.*	86,550	14,590,599
Manhattan Associates, Inc.*	30,064	8,124,495
Synopsys, Inc.*	10,132	4,917,668
Tyler Technologies, Inc.*	23,233	13,397,077

		61,320,936

Total Information Technology		90,739,246

Materials (2.4%)
Construction Materials (2.4%)
Vulcan Materials Co.	47,256	12,155,661

Total Materials		12,155,661

Real Estate (1.5%)
Real Estate Management & Development (1.5%)
CoStar Group, Inc.*	110,023	7,876,547

Total Real Estate		7,876,547

Utilities (1.4%)
Independent Power and Renewable Electricity Producers (1.4%)
Vistra Corp.	50,313	6,936,653

Total Utilities		6,936,653

Total Common Stocks (99.4%) (Cost $340,965,969)		507,943,537

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	6,159	$—

Total Investments in Securities (99.4%) (Cost $340,965,969)		507,943,537
Other Assets Less Liabilities (0.6%)		3,233,217

Net Assets (100%)		$511,176,754

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$48,402,494	$—	$—		$48,402,494
Consumer Discretionary	67,579,296	—	—		67,579,296
Consumer Staples	9,237,097	—	—		9,237,097
Energy	9,981,356	—	—		9,981,356
Financials	58,590,913	—	—		58,590,913
Health Care	74,869,081	—	—		74,869,081
Industrials	111,282,013	10,293,180	—		121,575,193
Information Technology	85,325,421	5,413,825	—		90,739,246
Materials	12,155,661	—	—		12,155,661
Real Estate	7,876,547	—	—		7,876,547
Utilities	6,936,653	—	—		6,936,653
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$492,236,532	$15,707,005	$—		$507,943,537

Total Liabilities	$—	$—	$—		$—

Total	$492,236,532	$15,707,005	$—		$507,943,537

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$199,414,446
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$209,027,658

See Notes to Financial Statements.

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EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,471,055
Aggregate gross unrealized depreciation	(5,495,820)

Net unrealized appreciation	$166,975,235

Federal income tax cost of investments in securities and derivative instruments, if applicable	$340,968,302

See Notes to Financial Statements.

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $340,965,969)	$507,943,537
Cash	3,993,748
Receivable for Portfolio shares sold	88,269
Dividends, interest and other receivables	59,275
Other assets	2,638

Total assets	512,087,467

LIABILITIES
Payable for Portfolio shares repurchased	389,417
Investment management fees payable	313,563
Distribution fees payable – Class IB	111,684
Administrative fees payable	40,623
Accrued expenses	55,426

Total liabilities	910,713

Commitments and contingent liabilities^
NET ASSETS	$511,176,754

Net assets were comprised of:
Paid in capital	$343,751,914
Total distributable earnings (loss)	167,424,840

Net assets	$511,176,754

Class IB
Net asset value, offering and redemption price per share, $511,176,754 / 27,496,223 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.59

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $38,790 foreign withholding tax)	$2,148,500
Interest	171,277

Total income	2,319,777

EXPENSES
Investment management fees	4,206,702
Distribution fees – Class IB	1,237,267
Administrative fees	453,950
Professional fees	71,728
Printing and mailing expenses	60,386
Custodian fees	28,200
Trustees’ fees	16,046
Miscellaneous	17,276

Gross expenses	6,091,555
Less: Waiver from investment manager	(646,860)

Net expenses	5,444,695

NET INVESTMENT INCOME (LOSS)	(3,124,918)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	43,665,584
Foreign currency transactions	8,032

Net realized gain (loss)	43,673,616

Change in unrealized appreciation (depreciation) on:
Investments in securities	24,932,737
Foreign currency translations	(35)

Net change in unrealized appreciation (depreciation)	24,932,702

NET REALIZED AND UNREALIZED GAIN (LOSS)	68,606,318

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,481,400

See Notes to Financial Statements.

1034

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,124,918)	$(1,963,422)
Net realized gain (loss)	43,673,616	15,826,025
Net change in unrealized appreciation (depreciation)	24,932,702	69,343,977

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,481,400	83,206,580

Distributions to shareholders:
Class IB	(43,649,504)	(4,567,757)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,063,647 and 1,699,428 shares, respectively ]	39,978,708	27,290,555
Capital shares issued in reinvestment of dividends and distributions [ 2,256,906 and 259,721 shares, respectively ]	43,649,504	4,567,757
Capital shares repurchased [ (2,498,556) and (2,040,463) shares, respectively ]	(48,409,732)	(32,630,795)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	35,218,480	(772,483)

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,050,376	77,866,340
NET ASSETS:
Beginning of year	454,126,378	376,260,038

End of year	$511,176,754	$454,126,378

See Notes to Financial Statements.

1035

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$17.69		$14.61		$20.07		$17.16		$15.02

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.12	)(2)	(0.08	)(1)	(0.08)		(0.13)		(0.09)
Net realized and unrealized gain (loss)	2.75		3.34		(5.35)		3.35		4.29

Total from investment operations	2.63		3.26		(5.43)		3.22		4.20

Less distributions:
Distributions from net realized gains	(1.73)		(0.18)		(0.03)		(0.31)		(2.06)

Net asset value, end of year	$18.59		$17.69		$14.61		$20.07		$17.16

Total return	14.48%		22.32%		(27.04)%		18.83%		29.76%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$511,177		$454,126		$376,260		$513,684		$441,210
Ratio of expenses to average net assets:
After waivers (f)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)
Before waivers (f)	1.23%		1.24%		1.23%		1.22%		1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.63	)%(bb)	(0.48	)%(aa)	(0.50)%		(0.72)%		(0.56)%
Before waivers (f)	(0.76	)%(bb)	(0.62	)%(aa)	(0.62)%		(0.83)%		(0.70)%
Portfolio turnover rate^	41%		30%		41%		9%		40%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.08) for Class IB.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $(0.13) for Class IB.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.05% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.07% lower.

See Notes to Financial Statements.

1036

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.0%)
Interactive Media & Services (19.0%)
Alphabet, Inc., Class A	456,834	$86,478,676
Meta Platforms, Inc., Class A	185,816	108,797,126
Pinterest, Inc., Class A*	269,342	7,810,918

Total Communication Services		203,086,720

Consumer Discretionary (1.1%)
Broadline Retail (0.7%)
Amazon.com, Inc.*	33,416	7,331,136

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.	877	4,357,305

Total Consumer Discretionary		11,688,441

Financials (2.9%)
Capital Markets (1.3%)
FactSet Research Systems, Inc.	15,850	7,612,438
S&P Global, Inc.	12,512	6,231,351

		13,843,789

Financial Services (1.2%)
Fiserv, Inc.*	60,851	12,500,012

Insurance (0.4%)
Aon plc, Class A	13,184	4,735,166

Total Financials		31,078,967

Industrials (3.0%)
Industrial Conglomerates (1.3%)
Hitachi Ltd.	570,700	14,050,437

Professional Services (1.7%)
Dun & Bradstreet Holdings, Inc.	556,539	6,934,476
Verisk Analytics, Inc.	39,892	10,987,454

		17,921,930

Total Industrials		31,972,367

Information Technology (71.7%)
Communications Equipment (2.5%)
Arista Networks, Inc.*	164,980	18,235,239
Cisco Systems, Inc.	138,263	8,185,170

		26,420,409

Electronic Equipment, Instruments & Components (2.3%)
Amphenol Corp., Class A	293,784	20,403,299
CDW Corp.	23,266	4,049,214

		24,452,513

IT Services (9.6%)
Accenture plc, Class A	71,961	25,315,160
EPAM Systems, Inc.*	47,476	11,100,838
Gartner, Inc.*	33,421	16,191,472
International Business Machines Corp.	81,450	17,905,154
Okta, Inc.*	65,771	5,182,755
Shopify, Inc., Class A*	209,155	22,239,451
Snowflake, Inc., Class A*	30,750	4,748,107

		102,682,937

Semiconductors & Semiconductor Equipment (22.8%)
Advanced Micro Devices, Inc.*	33,642	4,063,617
Analog Devices, Inc.	54,747	11,631,548
Applied Materials, Inc.	24,131	3,924,424
Broadcom, Inc.	193,043	44,755,089
KLA Corp.	10,856	6,840,583
Lam Research Corp.	77,801	5,619,566
MACOM Technology Solutions Holdings, Inc.*	62,202	8,080,662
Marvell Technology, Inc.	156,368	17,270,846
Monolithic Power Systems, Inc.	8,014	4,741,884
NVIDIA Corp.	605,686	81,337,573
Onto Innovation, Inc.*	31,489	5,248,272
QUALCOMM, Inc.	118,267	18,168,176
Taiwan Semiconductor Manufacturing Co. Ltd.	368,000	12,066,678
Teradyne, Inc.	28,209	3,552,077
Texas Instruments, Inc.	85,775	16,083,670

		243,384,665

Software (28.3%)
Adobe, Inc.*	9,485	4,217,790
Atlassian Corp., Class A*	23,108	5,624,025
Cadence Design Systems, Inc.*	43,198	12,979,271
Constellation Software, Inc.	3,977	12,297,754
Datadog, Inc., Class A*	56,021	8,004,841
Descartes Systems Group, Inc. (The)*	113,183	12,865,910
DocuSign, Inc.*	74,584	6,708,085
Guidewire Software, Inc.*	63,685	10,736,017
HubSpot, Inc.*	18,016	12,553,008
Intuit, Inc.	28,370	17,830,545
Microsoft Corp.	188,486	79,446,849
Oracle Corp.	193,042	32,168,519
Palantir Technologies, Inc., Class A*	158,726	12,004,447
Salesforce, Inc.	115,923	38,756,537
ServiceNow, Inc.*	28,834	30,567,500
ServiceTitan, Inc., Class A*	516	53,081
Tyler Technologies, Inc.*	10,526	6,069,713

		302,883,892

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	267,318	66,941,774

Total Information Technology		766,766,190

Total Common Stocks (97.7%) (Cost $624,936,608)		1,044,592,685

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40(r)* (Cost $—)	4,387	—

See Notes to Financial Statements.

1037

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.8%)
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	19,071,867	$19,079,496

Total Short-Term Investments (1.8%) (Cost $19,079,027)		19,079,496

Total Investments in Securities (99.5%) (Cost $644,015,635)		1,063,672,181
Other Assets Less Liabilities (0.5%)		5,349,559

Net Assets (100%)		$1,069,021,740

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$203,086,720	$—	$—		$203,086,720
Consumer Discretionary	11,688,441	—	—		11,688,441
Financials	31,078,967	—	—		31,078,967
Industrials	17,921,930	14,050,437	—		31,972,367
Information Technology	754,699,512	12,066,678	—		766,766,190
Short-Term Investments
Investment Companies	19,079,496	—	—		19,079,496
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$1,037,555,066	$26,117,115	$—		$1,063,672,181

Total Liabilities	$—	$—	$—		$—

Total	$1,037,555,066	$26,117,115	$—		$1,063,672,181

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$497,051,277
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$459,567,062

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$430,777,984
Aggregate gross unrealized depreciation	(11,842,173)

Net unrealized appreciation	$418,935,811

Federal income tax cost of investments in securities and derivative instruments, if applicable	$644,736,370

See Notes to Financial Statements.

1038

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $644,015,635)	$1,063,672,181
Cash	6,200,000
Receivable for Portfolio shares sold	419,898
Dividends, interest and other receivables	252,540
Other assets	5,185

Total assets	1,070,549,804

LIABILITIES
Investment management fees payable	673,027
Payable for Portfolio shares repurchased	467,308
Distribution fees payable – Class IB	229,000
Administrative fees payable	83,294
Accrued expenses	75,435

Total liabilities	1,528,064

Commitments and contingent liabilities^
NET ASSETS	$1,069,021,740

Net assets were comprised of:
Paid in capital	$632,744,532
Total distributable earnings (loss)	436,277,208

Net assets	$1,069,021,740

Class IB
Net asset value, offering and redemption price per share, $1,069,021,740 / 27,397,733 shares outstanding (unlimited amount authorized: $0.01 par value)	$39.02

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $68,429 foreign withholding tax)	$5,801,566
Interest	674,849

Total income	6,476,415

EXPENSES
Investment management fees	6,918,198
Distribution fees – Class IB	2,336,924
Administrative fees	857,077
Printing and mailing expenses	92,536
Professional fees	91,845
Custodian fees	61,900
Trustees’ fees	28,767
Miscellaneous	16,379

Total expenses	10,403,626

NET INVESTMENT INCOME (LOSS)	(3,927,211)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	127,681,570
Foreign currency transactions	(23,301)

Net realized gain (loss)	127,658,269

Change in unrealized appreciation (depreciation) on:
Investments in securities	153,065,560
Foreign currency translations	(604)

Net change in unrealized appreciation (depreciation)	153,064,956

NET REALIZED AND UNREALIZED GAIN (LOSS)	280,723,225

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$276,796,014

See Notes to Financial Statements.

1039

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EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,927,211)	$(1,666,245)
Net realized gain (loss)	127,658,269	10,433,757
Net change in unrealized appreciation (depreciation)	153,064,956	254,414,598

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	276,796,014	263,182,110

Distributions to shareholders:
Class IB	(107,963,404)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,072,171 and 3,265,051 shares, respectively ]	155,230,355	85,704,610
Capital shares issued in reinvestment of dividends [ 2,683,109 and 0 shares ]	107,963,404	—
Capital shares repurchased [ (3,040,187) and (3,117,630) shares, respectively ]	(115,928,925)	(81,500,888)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	147,264,834	4,203,722

TOTAL INCREASE (DECREASE) IN NET ASSETS	316,097,444	267,385,832
NET ASSETS:
Beginning of year	752,924,296	485,538,464

End of year	$1,069,021,740	$752,924,296

See Notes to Financial Statements.

1040

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$31.79		$20.63		$33.36		$32.15		$22.36

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.16)		(0.07)		(0.16)		(0.31)		(0.21)
Net realized and unrealized gain (loss)	11.76		11.23		(11.91)		4.69		10.67

Total from investment operations	11.60		11.16		(12.07)		4.38		10.46

Less distributions:
Dividends from net investment income	—		—		—		—		(0.02)
Distributions from net realized gains	(4.37)		—		(0.66)		(3.17)		(0.65)

Total dividends and distributions	(4.37)		—		(0.66)		(3.17)		(0.67)

Net asset value, end of year	$39.02		$31.79		$20.63		$33.36		$32.15

Total return	36.09%		54.10%		(36.29)%		13.76%		46.83%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,069,022		$752,924		$485,538		$750,442		$666,903
Ratio of expenses to average net assets:
After waivers (f)	1.11	%(j)	1.13	%(k)	1.13	%(k)	1.12	%(o)	1.13	%(k)
Before waivers (f)	1.11%		1.14%		1.13%		1.12%		1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.42)%		(0.27)%		(0.63)%		(0.88)%		(0.77)%
Before waivers (f)	(0.42)%		(0.28)%		(0.63)%		(0.88)%		(0.77)%
Portfolio turnover rate^	51%		47%		29%		40%		44%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.

See Notes to Financial Statements.

1041

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (2.5%)
Cellnex Telecom SA (m)	133,762	$4,227,385
Hellenic Telecommunications Organization SA	72,092	1,111,186

		5,338,571

Wireless Telecommunication Services (0.8%)
Rogers Communications, Inc., Class B	54,371	1,671,470

Total Communication Services		7,010,041

Real Estate (2.5%)
Specialized REITs (2.5%)
SBA Communications Corp. (REIT)	25,536	5,204,237

Total Real Estate		5,204,237

Utilities (91.7%)
Electric Utilities (55.7%)
Alliant Energy Corp.	105,124	6,217,033
American Electric Power Co., Inc.	69,354	6,396,519
Constellation Energy Corp.	56,360	12,608,296
Edison International	111,266	8,883,478
EDP SA	624,443	1,999,349
Enel SpA	683,732	4,877,123
Equatorial Energia SA	108,400	479,547
NextEra Energy, Inc.	320,925	23,007,113
PG&E Corp.	794,317	16,029,317
Pinnacle West Capital Corp.	42,870	3,634,090
Portland General Electric Co.	70,870	3,091,349
PPL Corp.	250,945	8,145,675
Southern Co. (The)	90,925	7,484,946
SSE plc	196,226	3,940,312
Xcel Energy, Inc.	152,895	10,323,470

		117,117,617

Gas Utilities (2.1%)
Atmos Energy Corp.	30,324	4,223,224
China Resources Gas Group Ltd.	39,000	154,410

		4,377,634

Independent Power and Renewable Electricity Producers (8.8%)
EDP Renovaveis SA	391,268	4,069,161
Orsted A/S (m)*	24,306	1,095,113
RWE AG	192,925	5,760,245
Vistra Corp.	55,520	7,654,543

		18,579,062

Multi-Utilities (24.1%)
Ameren Corp.	105,762	9,427,625
CenterPoint Energy, Inc.	48,454	1,537,445
Dominion Energy, Inc.	164,966	8,885,069
DTE Energy Co.	84,622	10,218,107
E.ON SE	108,249	1,260,718
National Grid plc	355,077	4,222,949
Public Service Enterprise Group, Inc.	43,585	3,682,497
Sempra	117,688	10,323,591
Veolia Environnement SA	35,086	985,281

		50,543,282

Water Utilities (1.0%)
Cia de Saneamento Basico do Estado de Sao Paulo*	30,700	439,541
United Utilities Group plc	127,450	1,677,717

		2,117,258

Total Utilities		192,734,853

Total Investments in Securities (97.5%) (Cost $166,505,287)		$204,949,131
Other Assets Less Liabilities (2.5%)		5,179,065

Net Assets (100%)		$210,128,196

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $5,322,498 or 2.5% of net assets.

Glossary:

CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Brazil	0.4%
Canada	0.8
China	0.1
Denmark	0.5
France	0.5
Germany	3.3
Greece	0.5
Italy	2.3
Portugal	1.0
Spain	3.9
United Kingdom	4.7
United States	79.5
Cash and Other	2.5

100.0%

See Notes to Financial Statements.

1042

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	123,135	USD	85,649	Citibank NA	1/17/2025	59
USD	1,375,943	CAD	1,870,522	State Street Bank & Trust	1/17/2025	73,980
USD	10,093,970	EUR	9,181,904	BNP Paribas	1/17/2025	577,466
USD	10,088,553	EUR	9,181,904	State Street Bank & Trust	1/17/2025	572,049
USD	8,035,489	GBP	6,165,438	State Street Bank & Trust	1/17/2025	317,929

Total unrealized appreciation						1,541,483

CAD	213,679	USD	150,290	Citibank NA	1/17/2025	(1,561)
EUR	1,821,114	USD	1,945,078	Merrill Lynch International	1/17/2025	(57,600)
EUR	408,325	USD	444,800	State Street Bank & Trust	1/17/2025	(21,595)
EUR	189,424	USD	206,791	UBS AG	1/17/2025	(10,464)
GBP	418,967	USD	543,069	Citibank NA	1/17/2025	(18,628)
GBP	345,715	USD	449,549	UBS AG	1/17/2025	(16,802)

Total unrealized depreciation						(126,650)

Net unrealized appreciation						1,414,833

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,671,470	$5,338,571	$—	$7,010,041
Real Estate	5,204,237	—	—	5,204,237
Utilities	161,773,387	30,961,466	—	192,734,853
Forward Currency Contracts	—	1,541,483	—	1,541,483

Total Assets	$168,649,094	$37,841,520	$—	$206,490,614

Liabilities:
Forward Currency Contracts	$—	$(126,650)	$—	$(126,650)

Total Liabilities	$—	$(126,650)	$—	$(126,650)

Total	$168,649,094	$37,714,870	$—	$206,363,964

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$1,541,483

Total		$1,541,483

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(126,650)

Total		$(126,650)

See Notes to Financial Statements.

1043

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(794,771)	$(794,771)

Total	$(794,771)	$(794,771)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$2,617,442	$2,617,442

Total	$2,617,442	$2,617,442

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$1,934,000
Average settlement value sold — in USD	30,169,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$577,466	$—	$—	$577,466
Citibank NA	59	(59)	—	—
State Street Bank & Trust	963,958	(21,595)	—	942,363

Total	$1,541,483	$(21,654)	$—	$1,519,829

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$20,189	$(59)	$—	$20,130
Merrill Lynch International	57,600	—	—	57,600
State Street Bank & Trust	21,595	(21,595)	—	—
UBS AG	27,266	—	—	27,266

Total	$126,650	$(21,654)	$—	$104,996

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$22,110,505
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$36,832,631

See Notes to Financial Statements.

1044

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,546,278
Aggregate gross unrealized depreciation	(8,920,181)

Net unrealized appreciation	$37,626,097

Federal income tax cost of investments in securities and derivative instruments, if applicable	$168,737,927

See Notes to Financial Statements.

1045

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $166,505,287)	$204,949,131
Cash	3,365,364
Unrealized appreciation on forward foreign currency contracts	1,541,483
Dividends, interest and other receivables	541,291
Receivable for securities sold	102,338
Receivable for Portfolio shares sold	25,865
Other assets	1,197

Total assets	210,526,669

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	126,650
Investment management fees payable	113,719
Distribution fees payable - Class IB	45,490
Payable for Portfolio shares repurchased	36,650
Administrative fees payable	16,551
Accrued expenses	59,413

Total liabilities	398,473

Commitments and contingent liabilities^
NET ASSETS	$210,128,196

Net assets were comprised of:
Paid in capital	$171,003,020
Total distributable earnings (loss)	39,125,176

Net assets	$210,128,196

Class IB
Net asset value, offering and redemption price per share, $210,069,971 / 5,716,519 shares outstanding (unlimited amount authorized: $0.01 par value)	$36.75

Class K
Net asset value, offering and redemption price per share, $58,225 / 1,547 shares outstanding (unlimited amount authorized: $0.01 par value)†	$37.63

^	See Note 2 in Notes to the Financial Statements.
†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $80,075 foreign withholding tax)	$6,089,920
Interest	100,674

Total income	6,190,594

EXPENSES
Investment management fees	1,523,087
Distribution fees – Class IB	521,466
Administrative fees	191,356
Professional fees	68,005
Custodian fees	54,300
Printing and mailing expenses	30,398
Trustees’ fees	6,868
Miscellaneous	13,648

Gross expenses	2,409,128
Less: Waiver from investment manager	(218,070)

Net expenses	2,191,058

NET INVESTMENT INCOME (LOSS)	3,999,536

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,261,333
Forward foreign currency contracts	(794,771)
Foreign currency transactions	(1,572)

Net realized gain (loss)	2,464,990

Change in unrealized appreciation (depreciation) on:
Investments in securities	13,119,870
Forward foreign currency contracts	2,617,442
Foreign currency translations	(10,131)

Net change in unrealized appreciation (depreciation)	15,727,181

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,192,171

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,191,707

See Notes to Financial Statements.

1046

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EQ/MFS UTILITIES SERIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,999,536	$4,610,687
Net realized gain (loss)	2,464,990	2,140,739
Net change in unrealized appreciation (depreciation)	15,727,181	(12,153,919)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,191,707	(5,402,493)

Distributions to shareholders:
Class IB	(6,243,801)	(8,210,553)
Class K	(1,820)	(2,124)

Total distributions to shareholders	(6,245,621)	(8,212,677)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 410,208 and 483,361 shares, respectively ]	14,886,010	16,815,419
Capital shares issued in reinvestment of dividends and distributions [ 165,524 and 240,074 shares, respectively ]	6,243,801	8,210,553
Capital shares repurchased [ (889,836) and (847,249) shares, respectively ]	(32,146,439)	(29,512,241)

Total Class IB transactions	(11,016,628)	(4,486,269)

Class K
Capital shares sold [ 58 and 299 shares, respectively ]	2,132	11,044
Capital shares issued in reinvestment of dividends and distributions [ 47 and 60 shares, respectively ]	1,820	2,124
Capital shares repurchased [ (41) and (600) shares, respectively ]	(1,518)	(22,010)

Total Class K transactions	2,434	(8,842)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,014,194)	(4,495,111)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,931,892	(18,110,281)
NET ASSETS:
Beginning of year	205,196,304	223,306,585

End of year	$210,128,196	$205,196,304

See Notes to Financial Statements.

1047

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$34.02		$36.27		$39.09		$35.38		$34.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.69		0.77		0.56		0.70		0.57
Net realized and unrealized gain (loss)	3.16		(1.62)		(0.33)		4.20		1.32

Total from investment operations	3.85		(0.85)		0.23		4.90		1.89

Less distributions:
Dividends from net investment income	(0.56)		(0.74)		(1.72)		(0.46)		(0.63)
Distributions from net realized gains	(0.56)		(0.66)		(1.33)		(0.73)		(0.56)
Return of capital	—		—		—		—		(0.07)

Total dividends and distributions	(1.12)		(1.40)		(3.05)		(1.19)		(1.26)

Net asset value, end of year	$36.75		$34.02		$36.27		$39.09		$35.38

Total return	11.24%		(2.36)%		0.42%		13.92%		5.55%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$210,070		$205,145		$223,243		$219,669		$202,257
Ratio of expenses to average net assets:
After waivers (f)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)
Before waivers (f)	1.15%		1.16%		1.15%		1.15%		1.17%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.92%		2.19%		1.46%		1.90%		1.74%
Before waivers (f)	1.81%		2.08%		1.37%		1.80%		1.62%
Portfolio turnover rate^	11%		18%		29%		19%		36%

	Year Ended December 31,
Class K	2024		2023		2022		2021		2020
Net asset value, beginning of year	$34.80		$37.07		$39.87		$36.05		$35.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.80		0.86		0.67		0.81		0.67
Net realized and unrealized gain (loss)	3.24		(1.65)		(0.33)		4.28		1.34

Total from investment operations	4.04		(0.79)		0.34		5.09		2.01

Less distributions:
Dividends from net investment income	(0.65)		(0.82)		(1.81)		(0.54)		(0.69)
Distributions from net realized gains	(0.56)		(0.66)		(1.33)		(0.73)		(0.56)
Return of capital	—		—		—		—		(0.09)

Total dividends and distributions	(1.21)		(1.48)		(3.14)		(1.27)		(1.34)

Net asset value, end of year	$37.63		$34.80		$37.07		$39.87		$36.05

Total return	11.53%		(2.13)%		0.70%		14.20%		5.80%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$58		$52		$64		$64		$56
Ratio of expenses to average net assets:
After waivers (f)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)
Before waivers (f)	0.90%		0.91%		0.90%		0.90%		0.92%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.16%		2.41%		1.71%		2.15%		1.99%
Before waivers (f)	2.06%		2.30%		1.62%		2.05%		1.86%
Portfolio turnover rate^	11%		18%		29%		19%		36%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.

See Notes to Financial Statements.

1048

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	190,172	$6,598,968
Iridium Communications, Inc.	97,692	2,835,022

		9,433,990

Entertainment (0.5%)
TKO Group Holdings, Inc., Class A*	57,100	8,114,481
Warner Music Group Corp., Class A	121,509	3,766,779

		11,881,260

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	232,766	2,446,371

Media (0.4%)
New York Times Co. (The), Class A	140,018	7,287,937
Nexstar Media Group, Inc., Class A	25,022	3,952,725

		11,240,662

Total Communication Services		35,002,283

Consumer Discretionary (14.1%)
Automobile Components (0.8%)
Autoliv, Inc.	62,170	5,830,924
Gentex Corp.	195,157	5,606,861
Goodyear Tire & Rubber Co. (The)*	244,486	2,200,374
Lear Corp.	46,629	4,415,766
Visteon Corp.*	23,700	2,102,664

		20,156,589

Automobiles (0.3%)
Harley-Davidson, Inc. (x)	98,332	2,962,743
Thor Industries, Inc.	45,566	4,361,122

		7,323,865

Broadline Retail (0.5%)
Macy’s, Inc.	238,010	4,029,509
Nordstrom, Inc.	83,135	2,007,710
Ollie’s Bargain Outlet Holdings, Inc.*	52,642	5,776,407

		11,813,626

Diversified Consumer Services (1.3%)
Duolingo, Inc., Class A*	32,519	10,543,636
Graham Holdings Co., Class B	2,892	2,521,593
Grand Canyon Education, Inc.*	24,664	4,039,963
H&R Block, Inc.	117,598	6,213,878
Service Corp. International	124,104	9,905,981

		33,225,051

Hotels, Restaurants & Leisure (3.3%)
Aramark	226,062	8,434,373
Boyd Gaming Corp.	56,884	4,126,365
Choice Hotels International, Inc. (x)	19,170	2,721,757
Churchill Downs, Inc.	63,067	8,421,967
Hilton Grand Vacations, Inc.*	53,243	2,073,815
Hyatt Hotels Corp., Class A	36,289	5,696,647
Light & Wonder, Inc.*	75,776	6,545,531
Marriott Vacations Worldwide Corp.	27,560	2,474,888
Planet Fitness, Inc., Class A*	72,235	7,141,874
Texas Roadhouse, Inc., Class A	57,246	10,328,896
Travel + Leisure Co.	58,698	2,961,314
Vail Resorts, Inc.	32,146	6,025,768
Wendy’s Co. (The)	146,930	2,394,959
Wingstop, Inc.	25,066	7,123,757
Wyndham Hotels & Resorts, Inc.	66,750	6,727,733

		83,199,644

Household Durables (1.7%)
KB Home	60,440	3,972,117
Taylor Morrison Home Corp., Class A*	88,793	5,435,020
Tempur Sealy International, Inc.	149,006	8,447,150
Toll Brothers, Inc.	86,643	10,912,686
TopBuild Corp.*	25,160	7,833,314
Whirlpool Corp.	47,315	5,416,621

		42,016,908

Leisure Products (0.5%)
Brunswick Corp.	56,619	3,662,117
Mattel, Inc.*	289,090	5,125,566
Polaris, Inc.	44,984	2,591,978
YETI Holdings, Inc.*	72,787	2,803,027

		14,182,688

Specialty Retail (4.7%)
Abercrombie & Fitch Co., Class A*	43,830	6,551,270
AutoNation, Inc.*	22,453	3,813,418
Burlington Stores, Inc.*	54,042	15,405,213
Chewy, Inc., Class A*	127,398	4,266,559
Dick’s Sporting Goods, Inc.	49,633	11,358,016
Five Below, Inc.*	47,199	4,954,007
Floor & Decor Holdings, Inc., Class A*	92,014	9,173,796
GameStop Corp., Class A (x)*	348,662	10,927,067
Gap, Inc. (The)	190,519	4,501,964
Lithia Motors, Inc., Class A	22,857	8,169,777
Murphy USA, Inc.	15,812	7,933,671
Penske Automotive Group, Inc.	16,042	2,445,442
RH*	12,847	5,056,451
Valvoline, Inc.*	110,578	4,000,712
Williams-Sonoma, Inc.	108,410	20,075,364

		118,632,727

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	101,163	2,130,493
Columbia Sportswear Co.	27,483	2,306,648
Crocs, Inc.*	50,011	5,477,705
PVH Corp.	47,893	5,064,685
Skechers USA, Inc., Class A*	112,918	7,592,606
Under Armour, Inc., Class A*	162,026	1,341,575
Under Armour, Inc., Class C*	111,252	829,940

		24,743,652

Total Consumer Discretionary		355,294,750

Consumer Staples (4.4%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	7,383	2,214,752
Celsius Holdings, Inc.*	135,124	3,559,166
Coca-Cola Consolidated, Inc.	5,058	6,373,030

		12,146,948

Consumer Staples Distribution & Retail (2.3%)
BJ’s Wholesale Club Holdings, Inc.*	113,770	10,165,349
Casey’s General Stores, Inc.	31,849	12,619,529

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Performance Food Group Co.*	133,694	$11,303,828
Sprouts Farmers Market, Inc.*	85,801	10,902,733
US Foods Holding Corp.*	199,882	13,484,040

		58,475,479

Food Products (1.0%)
Darling Ingredients, Inc.*	136,477	4,597,910
Flowers Foods, Inc.	168,062	3,472,161
Ingredion, Inc.	55,911	7,691,117
Lancaster Colony Corp.	16,558	2,866,852
Pilgrim’s Pride Corp.*	34,590	1,570,040
Post Holdings, Inc.*	40,628	4,650,281

		24,848,361

Personal Care Products (0.6%)
BellRing Brands, Inc.*	110,901	8,355,281
Coty, Inc., Class A*	313,508	2,182,016
e.l.f. Beauty, Inc.*	48,337	6,068,711

		16,606,008

Total Consumer Staples		112,076,796

Energy (4.6%)
Energy Equipment & Services (0.7%)
ChampionX Corp.	163,466	4,444,641
NOV, Inc.	333,868	4,874,473
Valaris Ltd.*	56,143	2,483,766
Weatherford International plc	62,342	4,465,557

		16,268,437

Oil, Gas & Consumable Fuels (3.9%)
Antero Midstream Corp.	289,113	4,362,715
Antero Resources Corp.*	250,986	8,797,059
Chord Energy Corp.	52,455	6,133,039
Civitas Resources, Inc.	76,192	3,494,927
CNX Resources Corp.*	128,088	4,696,987
DT Midstream, Inc.	83,368	8,289,280
Expand Energy Corp.	180,406	17,959,417
HF Sinclair Corp.	137,233	4,810,017
Matador Resources Co.	99,572	5,601,921
Murphy Oil Corp.	117,637	3,559,696
Ovintiv, Inc.	223,381	9,046,931
PBF Energy, Inc., Class A	83,968	2,229,350
Permian Resources Corp.	546,074	7,852,544
Range Resources Corp.	207,065	7,450,199
Viper Energy, Inc., Class A	88,363	4,335,972

		98,620,054

Total Energy		114,888,491

Financials (17.9%)
Banks (6.5%)
Associated Banc-Corp.	138,081	3,300,136
Bank OZK	90,533	4,031,434
Cadence Bank	157,003	5,408,753
Columbia Banking System, Inc.	179,796	4,856,290
Comerica, Inc.	112,851	6,979,834
Commerce Bancshares, Inc.	105,134	6,550,900
Cullen/Frost Bankers, Inc.	55,031	7,387,912
East West Bancorp, Inc.	118,956	11,391,227
First Financial Bankshares, Inc.	110,366	3,978,694
First Horizon Corp.	454,905	9,161,787
Flagstar Financial, Inc. (x)	260,030	2,426,080
FNB Corp.	308,556	4,560,458
Glacier Bancorp, Inc.	97,305	4,886,657
Hancock Whitney Corp.	73,847	4,040,908
Home BancShares, Inc.	158,645	4,489,654
International Bancshares Corp.	45,903	2,899,233
Old National Bancorp	273,706	5,940,789
Pinnacle Financial Partners, Inc.	65,672	7,512,220
Prosperity Bancshares, Inc.	81,746	6,159,561
SouthState Corp.	65,466	6,512,558
Synovus Financial Corp.	121,561	6,227,570
Texas Capital Bancshares, Inc.*	39,654	3,100,943
UMB Financial Corp.	38,104	4,300,417
United Bankshares, Inc.	115,759	4,346,750
Valley National Bancorp	407,404	3,691,080
Webster Financial Corp.	147,085	8,122,034
Western Alliance Bancorp	93,591	7,818,592
Wintrust Financial Corp.	57,056	7,115,454
Zions Bancorp NA	126,749	6,876,133

		164,074,058

Capital Markets (3.7%)
Affiliated Managers Group, Inc.	25,936	4,796,085
Carlyle Group, Inc. (The)	181,084	9,142,931
Evercore, Inc., Class A	30,380	8,421,032
Federated Hermes, Inc., Class B	66,860	2,748,615
Hamilton Lane, Inc., Class A	35,842	5,306,408
Houlihan Lokey, Inc., Class A	45,981	7,985,061
Interactive Brokers Group, Inc., Class A	93,428	16,505,925
Janus Henderson Group plc	109,145	4,641,937
Jefferies Financial Group, Inc.	139,306	10,921,590
Morningstar, Inc.	23,183	7,807,107
SEI Investments Co.	84,068	6,933,929
Stifel Financial Corp.	87,828	9,316,794

		94,527,414

Consumer Finance (0.7%)
Ally Financial, Inc.	235,325	8,474,053
FirstCash Holdings, Inc.	33,409	3,461,172
SLM Corp.	182,198	5,025,021

		16,960,246

Financial Services (1.9%)
Equitable Holdings, Inc.‡	268,870	12,682,598
Essent Group Ltd.	91,140	4,961,662
Euronet Worldwide, Inc.*	35,436	3,644,238
MGIC Investment Corp.	217,409	5,154,768
Shift4 Payments, Inc., Class A (x)*	58,921	6,114,821
Voya Financial, Inc.	82,564	5,682,880
Western Union Co. (The)	283,497	3,005,068
WEX, Inc.*	34,137	5,984,899

		47,230,934

Insurance (4.5%)
American Financial Group, Inc.	61,937	8,481,033
Brighthouse Financial, Inc.*	50,931	2,446,725
CNO Financial Group, Inc.	88,562	3,295,392
Fidelity National Financial, Inc.	223,066	12,522,925
First American Financial Corp.	88,386	5,518,822
Hanover Insurance Group, Inc. (The)	30,919	4,781,933
Kemper Corp.	51,659	3,432,224
Kinsale Capital Group, Inc.	18,984	8,830,028

See Notes to Financial Statements.

1050

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Old Republic International Corp.	200,168	$7,244,080
Primerica, Inc.	28,635	7,772,112
Reinsurance Group of America, Inc.	56,517	12,073,727
RenaissanceRe Holdings Ltd.	44,569	11,089,213
RLI Corp.	35,780	5,897,617
Ryan Specialty Holdings, Inc., Class A	91,297	5,857,615
Selective Insurance Group, Inc.	52,167	4,878,658
Unum Group	144,161	10,528,078

		114,650,182

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	480,999	8,802,281
Starwood Property Trust, Inc. (REIT)(x)	274,846	5,208,332

		14,010,613

Total Financials		451,453,447

Health Care (9.3%)
Biotechnology (2.8%)
Arrowhead Pharmaceuticals, Inc.*	106,673	2,005,452
BioMarin Pharmaceutical, Inc.*	163,537	10,749,287
Cytokinetics, Inc.*	101,266	4,763,553
Exelixis, Inc.*	245,052	8,160,232
Halozyme Therapeutics, Inc.*	109,172	5,219,513
Neurocrine Biosciences, Inc.*	86,879	11,858,983
Roivant Sciences Ltd.*	368,541	4,359,840
Sarepta Therapeutics, Inc.*	81,965	9,966,124
United Therapeutics Corp.*	38,309	13,516,948

		70,599,932

Health Care Equipment & Supplies (1.7%)
Dentsply Sirona, Inc.	170,571	3,237,438
Enovis Corp.*	47,946	2,103,870
Envista Holdings Corp.*	147,674	2,848,631
Globus Medical, Inc., Class A*	97,596	8,072,165
Haemonetics Corp.*	43,097	3,365,014
Lantheus Holdings, Inc.*	59,660	5,337,184
LivaNova plc*	46,595	2,157,814
Masimo Corp.*	38,133	6,303,385
Neogen Corp.*	169,211	2,054,222
Penumbra, Inc.*	32,933	7,820,929

		43,300,652

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.*	79,704	3,160,264
Amedisys, Inc.*	28,103	2,551,471
Chemed Corp.	12,857	6,811,639
Encompass Health Corp.	86,452	7,983,842
Ensign Group, Inc. (The)	48,829	6,487,421
HealthEquity, Inc.*	74,932	7,189,725
Option Care Health, Inc.*	146,030	3,387,896
Tenet Healthcare Corp.*	81,602	10,300,621

		47,872,879

Health Care Technology (0.2%)
Doximity, Inc., Class A*	109,952	5,870,337

Life Sciences Tools & Services (2.3%)
Avantor, Inc.*	584,026	12,305,428
Bio-Rad Laboratories, Inc., Class A*	16,522	5,427,642
Bruker Corp.	94,962	5,566,672
Illumina, Inc.*	136,093	18,186,108
Medpace Holdings, Inc.*	21,870	7,265,870
Repligen Corp.*	44,694	6,433,254
Sotera Health Co.*	131,244	1,795,418

		56,980,392

Pharmaceuticals (0.4%)
Jazz Pharmaceuticals plc*	51,876	6,388,529
Perrigo Co. plc	117,067	3,009,793

		9,398,322

Total Health Care		234,022,514

Industrials (21.2%)
Aerospace & Defense (1.3%)
BWX Technologies, Inc.	78,467	8,740,439
Curtiss-Wright Corp.	32,563	11,555,632
Hexcel Corp.	69,507	4,358,089
Woodward, Inc.	51,193	8,519,539

		33,173,699

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	102,527	4,459,924

Building Products (2.6%)
AAON, Inc.	57,889	6,812,378
Advanced Drainage Systems, Inc.	60,545	6,999,002
Carlisle Cos., Inc.	38,786	14,305,828
Fortune Brands Innovations, Inc.	106,597	7,283,773
Owens Corning	73,610	12,537,255
Simpson Manufacturing Co., Inc.	36,180	5,999,729
Trex Co., Inc.*	91,939	6,346,549
UFP Industries, Inc.	52,107	5,869,854

		66,154,368

Commercial Services & Supplies (1.7%)
Brink’s Co. (The)	37,450	3,474,236
Clean Harbors, Inc.*	43,475	10,005,337
MSA Safety, Inc.	33,731	5,591,588
RB Global, Inc.	158,244	14,275,191
Tetra Tech, Inc.	229,725	9,152,244

		42,498,596

Construction & Engineering (2.5%)
AECOM	115,041	12,288,680
Comfort Systems USA, Inc.	30,445	12,910,507
EMCOR Group, Inc.	39,474	17,917,248
Fluor Corp.*	147,176	7,258,720
MasTec, Inc.*	52,828	7,192,004
Valmont Industries, Inc.	17,192	5,272,271

		62,839,430

Electrical Equipment (1.5%)
Acuity Brands, Inc.	26,226	7,661,401
EnerSys	34,169	3,158,241
NEXTracker, Inc., Class A*	123,256	4,502,542
nVent Electric plc	141,427	9,639,664
Regal Rexnord Corp.	56,829	8,815,883
Sensata Technologies Holding plc	128,341	3,516,543

		37,294,274

Ground Transportation (1.7%)
Avis Budget Group, Inc.*	14,473	1,166,668
Knight-Swift Transportation Holdings, Inc., Class A	138,918	7,368,211

See Notes to Financial Statements.

1051

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Landstar System, Inc.	30,317	$5,210,280
Ryder System, Inc.	36,289	5,692,293
Saia, Inc.*	22,821	10,400,214
XPO, Inc.*	99,883	13,099,655

		42,937,321

Machinery (4.9%)
AGCO Corp.	53,163	4,969,677
Chart Industries, Inc.*	36,083	6,886,080
CNH Industrial NV	750,216	8,499,947
Crane Co.	41,744	6,334,652
Donaldson Co., Inc.	102,754	6,920,482
Esab Corp.	48,758	5,848,035
Flowserve Corp.	112,732	6,484,345
Graco, Inc.	144,888	12,212,610
ITT, Inc.	69,934	9,992,170
Lincoln Electric Holdings, Inc.	48,418	9,076,922
Middleby Corp. (The)*	46,159	6,252,237
Mueller Industries, Inc.	97,595	7,745,139
Oshkosh Corp.	55,831	5,307,853
RBC Bearings, Inc.*	26,803	8,017,849
Terex Corp.	57,320	2,649,330
Timken Co. (The)	54,752	3,907,650
Toro Co. (The)	87,640	7,019,964
Watts Water Technologies, Inc., Class A	23,494	4,776,330

		122,901,272

Marine Transportation (0.2%)
Kirby Corp.*	49,254	5,211,073

Passenger Airlines (0.4%)
American Airlines Group, Inc.*	563,876	9,828,359

Professional Services (2.4%)
CACI International, Inc., Class A*	19,228	7,769,266
Concentrix Corp.	40,047	1,732,834
ExlService Holdings, Inc.*	138,051	6,126,703
Exponent, Inc.	43,560	3,881,196
FTI Consulting, Inc.*	30,311	5,793,341
Genpact Ltd.	139,227	5,979,800
Insperity, Inc.	30,474	2,362,040
KBR, Inc.	114,333	6,623,311
ManpowerGroup, Inc.	40,275	2,324,673
Maximus, Inc.	51,637	3,854,702
Parsons Corp.*	40,093	3,698,579
Paylocity Holding Corp.*	37,312	7,442,625
Science Applications International Corp.	42,493	4,749,867

		62,338,937

Trading Companies & Distributors (1.8%)
Applied Industrial Technologies, Inc.	32,991	7,900,355
Core & Main, Inc., Class A*	165,308	8,415,830
GATX Corp.	30,496	4,725,660
MSC Industrial Direct Co., Inc., Class A	38,376	2,866,304
Watsco, Inc.	29,887	14,163,150
WESCO International, Inc.	38,264	6,924,254

		44,995,553

Total Industrials		534,632,806

Information Technology (10.5%)
Communications Equipment (0.6%)
Ciena Corp.*	123,931	10,510,588
Lumentum Holdings, Inc.*	58,951	4,948,937

		15,459,525

Electronic Equipment, Instruments & Components (3.0%)
Arrow Electronics, Inc.*	45,127	5,104,766
Avnet, Inc.	74,603	3,903,229
Belden, Inc.	34,613	3,897,770
Cognex Corp.	147,175	5,277,696
Coherent Corp.*	132,715	12,572,092
Crane NXT Co.	42,195	2,456,593
Fabrinet*	31,121	6,842,885
Flex Ltd.*	332,752	12,774,349
IPG Photonics Corp.*	23,009	1,673,215
Littelfuse, Inc.	21,293	5,017,695
Novanta, Inc.*	30,823	4,708,830
TD SYNNEX Corp.	64,982	7,621,089
Vontier Corp.	128,885	4,700,436

		76,550,645

IT Services (0.4%)
ASGN, Inc.*	37,927	3,160,836
Kyndryl Holdings, Inc.*	199,309	6,896,092

		10,056,928

Semiconductors & Semiconductor Equipment (2.2%)
Allegro MicroSystems, Inc.*	112,070	2,449,850
Amkor Technology, Inc.	97,350	2,500,922
Cirrus Logic, Inc.*	45,599	4,540,748
Lattice Semiconductor Corp.*	118,391	6,706,850
MACOM Technology Solutions Holdings, Inc.*	49,700	6,456,527
MKS Instruments, Inc.	57,748	6,028,314
Onto Innovation, Inc.*	42,382	7,063,808
Power Integrations, Inc.	48,795	3,010,652
Rambus, Inc.*	91,451	4,834,100
Silicon Laboratories, Inc.*	27,843	3,458,657
Synaptics, Inc.*	34,373	2,623,347
Universal Display Corp.	37,875	5,537,325

		55,211,100

Software (3.6%)
Altair Engineering, Inc., Class A*	51,294	5,596,688
Appfolio, Inc., Class A*	19,805	4,886,290
Aspen Technology, Inc.*	22,795	5,690,316
BILL Holdings, Inc.*	81,705	6,921,230
Blackbaud, Inc.*	33,634	2,486,225
Commvault Systems, Inc.*	37,521	5,662,294
DocuSign, Inc.*	174,169	15,664,760
Dolby Laboratories, Inc., Class A	51,208	3,999,345
Dropbox, Inc., Class A*	191,001	5,737,670
Dynatrace, Inc.*	256,125	13,920,394
Manhattan Associates, Inc.*	52,408	14,162,738
Qualys, Inc.*	31,397	4,402,487
Teradata Corp.*	82,119	2,558,007

		91,688,444

Technology Hardware, Storage & Peripherals (0.7%)
Pure Storage, Inc., Class A*	267,129	16,409,734

Total Information Technology		265,376,376

See Notes to Financial Statements.

1052

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Materials (6.3%)
Chemicals (2.0%)
Arcadium Lithium plc*	922,985	$4,734,913
Ashland, Inc.	41,902	2,994,317
Avient Corp.	78,398	3,203,342
Axalta Coating Systems Ltd.*	187,117	6,403,144
Cabot Corp.	47,044	4,295,588
Chemours Co. (The)	128,208	2,166,715
NewMarket Corp.	6,587	3,480,241
Olin Corp.	100,050	3,381,690
RPM International, Inc.	110,437	13,590,377
Scotts Miracle-Gro Co. (The)	36,568	2,425,921
Westlake Corp.	28,715	3,292,175

		49,968,423

Construction Materials (0.5%)
Eagle Materials, Inc.	28,783	7,102,493
Knife River Corp.*	48,579	4,937,570

		12,040,063

Containers & Packaging (1.6%)
AptarGroup, Inc.	57,100	8,970,410
Berry Global Group, Inc.	98,337	6,359,454
Crown Holdings, Inc.	101,416	8,386,089
Graphic Packaging Holding Co.	257,546	6,994,949
Greif, Inc., Class A	22,181	1,355,703
Silgan Holdings, Inc.	69,646	3,625,074
Sonoco Products Co.	84,316	4,118,837

		39,810,516

Metals & Mining (2.0%)
Alcoa Corp.	221,691	8,375,486
Carpenter Technology Corp.	42,771	7,258,667
Cleveland-Cliffs, Inc.*	415,370	3,904,478
Commercial Metals Co.	97,745	4,848,152
Reliance, Inc.	46,440	12,504,434
Royal Gold, Inc.	56,425	7,439,636
United States Steel Corp.	193,217	6,567,446

		50,898,299

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	53,641	5,554,525

Total Materials		158,271,826

Real Estate (6.8%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	187,791	10,230,854

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A	304,096	5,154,427
Omega Healthcare Investors, Inc. (REIT)	231,639	8,767,536
Sabra Health Care REIT, Inc. (REIT)	203,012	3,516,168

		17,438,131

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	177,114	2,491,994

Industrial REITs (1.0%)
EastGroup Properties, Inc. (REIT)	42,411	6,806,541
First Industrial Realty Trust, Inc. (REIT)	113,567	5,693,114
Rexford Industrial Realty, Inc. (REIT)	190,484	7,364,112
STAG Industrial, Inc. (REIT)	156,354	5,287,892

		25,151,659

Office REITs (0.7%)
COPT Defense Properties (REIT)	96,505	2,986,830
Cousins Properties, Inc. (REIT)	135,407	4,148,870
Kilroy Realty Corp. (REIT)	91,165	3,687,624
Vornado Realty Trust (REIT)	142,326	5,983,385

		16,806,709

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	40,712	10,305,836

Residential REITs (1.0%)
American Homes 4 Rent (REIT), Class A	272,211	10,186,136
Equity LifeStyle Properties, Inc. (REIT)	163,937	10,918,204
Independence Realty Trust, Inc. (REIT)	192,836	3,825,866

		24,930,206

Retail REITs (1.0%)
Agree Realty Corp. (REIT)	88,640	6,244,688
Brixmor Property Group, Inc. (REIT)	259,197	7,216,045
Kite Realty Group Trust (REIT)	188,493	4,757,563
NNN REIT, Inc. (REIT)	160,914	6,573,337

		24,791,633

Specialized REITs (1.5%)
CubeSmart (REIT)	194,059	8,315,428
EPR Properties (REIT)	64,984	2,877,491
Gaming and Leisure Properties, Inc. (REIT)	235,452	11,339,368
Lamar Advertising Co. (REIT), Class A	75,458	9,186,257
National Storage Affiliates Trust (REIT)	60,190	2,281,803
PotlatchDeltic Corp. (REIT)	61,503	2,413,993
Rayonier, Inc. (REIT)	115,070	3,003,327

		39,417,667

Total Real Estate		171,564,689

Utilities (2.6%)
Electric Utilities (0.9%)
ALLETE, Inc.	49,614	3,214,987
IDACORP, Inc.	45,710	4,995,189
OGE Energy Corp.	172,431	7,112,779
Portland General Electric Co.	90,491	3,947,217
TXNM Energy, Inc.	77,400	3,805,758

		23,075,930

Gas Utilities (1.0%)
National Fuel Gas Co.	78,392	4,756,826
New Jersey Resources Corp.	85,095	3,969,682
ONE Gas, Inc.	48,615	3,366,589
Southwest Gas Holdings, Inc.	51,713	3,656,626
Spire, Inc.	49,555	3,361,316
UGI Corp.	184,222	5,200,587

		24,311,626

Independent Power and Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	46,186	3,127,716

See Notes to Financial Statements.

1053

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Multi-Utilities (0.3%)
Black Hills Corp.	61,416	$3,594,064
Northwestern Energy Group, Inc.	52,613	2,812,691

		6,406,755

Water Utilities (0.3%)
Essential Utilities, Inc.	216,789	7,873,777

Total Utilities		64,795,804

Total Common Stocks (99.1%) (Cost $1,587,542,961)		2,497,379,782

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	4,129,810	4,129,810

Total Investment Companies		5,129,810

Total Short-Term Investments (0.2%) (Cost $5,129,810)		5,129,810

Total Investments in Securities (99.3%) (Cost $1,592,672,771)		2,502,509,592
Other Assets Less Liabilities (0.7%)		18,414,435

Net Assets (100%)		$2,520,924,027

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $25,448,392. This was collateralized by $21,083,841 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 1/31/25 – 8/15/53 and by cash of $5,129,810 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	268,870	9,874,649	400,145	(1,537,341)	195,445	3,749,700	12,682,598	266,113	–

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	71	3/2025	USD	22,341,570	(612,861)

					(612,861)

See Notes to Financial Statements.

1054

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$35,002,283	$—	$—	$35,002,283
Consumer Discretionary	355,294,750	—	—	355,294,750
Consumer Staples	112,076,796	—	—	112,076,796
Energy	114,888,491	—	—	114,888,491
Financials	451,453,447	—	—	451,453,447
Health Care	234,022,514	—	—	234,022,514
Industrials	534,632,806	—	—	534,632,806
Information Technology	265,376,376	—	—	265,376,376
Materials	158,271,826	—	—	158,271,826
Real Estate	171,564,689	—	—	171,564,689
Utilities	64,795,804	—	—	64,795,804
Short-Term Investments
Investment Companies	5,129,810	—	—	5,129,810

Total Assets	$2,502,509,592	$—	$—	$2,502,509,592

Liabilities:
Futures	$(612,861)	$—	$—	$(612,861)

Total Liabilities	$(612,861)	$—	$—	$(612,861)

Total	$2,501,896,731	$—	$—	$2,501,896,731

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(612,861	)*

Total		$(612,861)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,025,882	$2,025,882

Total	$2,025,882	$2,025,882

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,428,130)	$(1,428,130)

Total	$(1,428,130)	$(1,428,130)

See Notes to Financial Statements.

1055

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$17,367,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$410,416,308
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$537,976,862

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,031,097,096
Aggregate gross unrealized depreciation	(121,979,676)

Net unrealized appreciation	$909,117,420

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,592,779,311

See Notes to Financial Statements.

1056

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $9,152,335)	$12,682,598
Unaffiliated Issuers (Cost $1,583,520,436)	2,489,826,994
Cash	21,121,076
Dividends, interest and other receivables	2,579,215
Due from broker for futures variation margin	1,525,018
Receivable for Portfolio shares sold	531,261
Securities lending income receivable	5,144
Other assets	10,845

Total assets	2,528,282,151

LIABILITIES
Payable for return of collateral on securities loaned	5,129,810
Payable for Portfolio shares repurchased	791,126
Investment management fees payable	606,260
Distribution fees payable – Class IB	548,215
Administrative fees payable	201,258
Accrued expenses	81,455

Total liabilities	7,358,124

Commitments and contingent liabilities^
NET ASSETS	$2,520,924,027

Net assets were comprised of:
Paid in capital	$1,568,429,113
Total distributable earnings (loss)	952,494,914

Net assets	$2,520,924,027

Class IB
Net asset value, offering and redemption price per share, $2,497,763,395 / 155,861,968 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.03

Class K
Net asset value, offering and redemption price per share, $23,160,632 / 1,405,227 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.48

(x)	Includes value of securities on loan of $25,448,392.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($266,113 of dividend income received from affiliates) (net of $10,359 foreign withholding tax)	$36,003,203
Interest	968,989
Securities lending (net)	115,697

Total income	37,087,889

EXPENSES
Investment management fees	8,458,210
Distribution fees – Class IB (a)	5,997,201
Administrative fees	2,280,380
Printing and mailing expenses	225,257
Distribution fees – Class IA (a)	158,776
Professional fees	137,341
Custodian fees	94,700
Trustees’ fees	80,569
Miscellaneous	46,739

Gross expenses	17,479,173
Less: Waiver from investment manager	(1,045,191)
Voluntarywaiver from investment manager	(397,117)

Net expenses	16,036,865

NET INVESTMENT INCOME (LOSS)	21,051,024

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($195,445 realized gain (loss) from affiliates)	165,605,116
Futures contracts	2,025,882

Net realized gain (loss)	167,630,998

Change in unrealized appreciation (depreciation) on:
Investments in securities ($3,749,700 of change in unrealized appreciation (depreciation) from affiliates)	118,587,123
Futures contracts	(1,428,130)

Net change in unrealized appreciation (depreciation)	117,158,993

NET REALIZED AND UNREALIZED GAIN (LOSS)	284,789,991

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$305,841,015

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

1057

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EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,051,024	$21,043,566
Net realized gain (loss)	167,630,998	102,985,705
Net change in unrealized appreciation (depreciation)	117,158,993	202,598,636

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	305,841,015	326,627,907

Distributions to shareholders:
Class IA	—	(6,190,456)
Class IB	(180,636,594)	(104,854,324)
Class K	(1,681,948)	(1,152,752)

Total distributions to shareholders	(182,318,542)	(112,197,532)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 145,898 and 704,252 shares, respectively ]	2,370,291	10,467,130
Capital shares issued in reinvestment of dividends and distributions [ 0 and 408,302 shares, respectively ]	—	6,190,456
Capital shares repurchased in connection with share class combination (Note 1) [ (8,080,367) and 0 shares, respectively ]	(133,213,293)	—
Capital shares repurchased [ (562,034) and (1,158,090) shares, respectively ]	(9,104,851)	(17,215,162)

Total Class IA transactions	(139,947,853)	(557,576)

Class IB
Capital shares sold [ 7,736,407 and 8,327,978 shares, respectively ]	126,327,405	120,411,145
Capital shares issued in connection with share class combination (Note 1) [ 8,280,090 and 0 shares, respectively ]	133,213,293	—
Capital shares issued in reinvestment of dividends and distributions [ 10,730,360 and 7,083,077 shares, respectively ]	180,636,594	104,854,324
Capital shares repurchased [ (15,996,867) and (12,889,770) shares, respectively ]	(262,321,994)	(187,660,221)

Total Class IB transactions	177,855,298	37,605,248

Class K
Capital shares sold [ 114,162 and 156,747 shares, respectively ]	1,923,610	2,329,954
Capital shares issued in reinvestment of dividends and distributions [ 97,156 and 75,817 shares, respectively ]	1,681,948	1,152,752
Capital shares repurchased [ (298,276) and (351,086) shares, respectively ]	(5,036,589)	(5,233,178)

Total Class K transactions	(1,431,031)	(1,750,472)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	36,476,414	35,297,200

TOTAL INCREASE (DECREASE) IN NET ASSETS	159,998,887	249,727,575
NET ASSETS:
Beginning of year	2,360,925,140	2,111,197,565

End of year	$2,520,924,027	$2,360,925,140

See Notes to Financial Statements.

1058

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023	2022	2021	2020
Net asset value, beginning of year	$15.20		$13.80	$17.25	$15.27	$14.41

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.14	0.14	0.10	0.12
Net realized and unrealized gain (loss)	1.92		2.01	(2.48)	3.49	1.65

Total from investment operations	2.06		2.15	(2.34)	3.59	1.77

Less distributions:
Dividends from net investment income	(0.15)		(0.15)	(0.15)	(0.11)	(0.11)
Distributions from net realized gains	(1.08)		(0.60)	(0.96)	(1.50)	(0.80)

Total dividends and distributions	(1.23)		(0.75)	(1.11)	(1.61)	(0.91)

Net asset value, end of year	$16.03		$15.20	$13.80	$17.25	$15.27

Total return	13.21%		15.77%	(13.60)%	23.87%	12.84%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,497,763		$2,205,336	$1,967,768	$2,367,101	$2,016,103
Ratio of expenses to average net assets:
After waivers (f)	0.65	%(i)	0.66%	0.66%	0.69%	0.72%
Before waivers (f)	0.71%		0.72%	0.71%	0.70%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.84%		0.96%	0.91%	0.58%	0.89%
Before waivers (f)	0.79%		0.90%	0.86%	0.57%	0.89%
Portfolio turnover rate^	17%		20%	14%	18%	17%

	Year Ended December 31,
Class K	2024		2023	2022	2021	2020
Net asset value, beginning of year	$15.60		$14.14	$17.64	$15.58	$14.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.18	0.18	0.15	0.15
Net realized and unrealized gain (loss)	1.97		2.07	(2.54)	3.56	1.70

Total from investment operations	2.15		2.25	(2.36)	3.71	1.85

Less distributions:
Dividends from net investment income	(0.19)		(0.19)	(0.18)	(0.15)	(0.15)
Distributions from net realized gains	(1.08)		(0.60)	(0.96)	(1.50)	(0.80)

Total dividends and distributions	(1.27)		(0.79)	(1.14)	(1.65)	(0.95)

Net asset value, end of year	$16.48		$15.60	$14.14	$17.64	$15.58

Total return	13.44%		16.08%	(13.37)%	24.18%	13.10%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$23,161		$23,272	$22,777	$29,909	$25,082
Ratio of expenses to average net assets:
After waivers (f)	0.40	%(i)	0.41%	0.41%	0.44%	0.47%
Before waivers (f)	0.46%		0.47%	0.46%	0.45%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.09%		1.20%	1.15%	0.83%	1.13%
Before waivers (f)	1.03%		1.14%	1.10%	0.82%	1.13%
Portfolio turnover rate^	17%		20%	14%	18%	17%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.02%.

See Notes to Financial Statements.

1059

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EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Parent, Inc.*	22,642	$785,677
Iridium Communications, Inc.	9,785	283,961
Liberty Global Ltd., Class A*	16,797	214,330
Liberty Global Ltd., Class C*	12,731	167,285

		1,451,253

Entertainment (1.0%)
Electronic Arts, Inc.	24,477	3,580,985
Liberty Media Corp.-Liberty Formula One, Class A*	1,427	119,925
Liberty Media Corp.-Liberty Formula One, Class C*	52,044	4,822,397
Liberty Media Corp.-Liberty Live, Class A*	2,092	139,244
Liberty Media Corp.-Liberty Live, Class C*	4,054	275,915
Madison Square Garden Sports Corp.*	1,535	346,419
Playtika Holding Corp.	6,798	47,178
Roku, Inc.*	10,157	755,071
Take-Two Interactive Software, Inc.*	16,021	2,949,146
TKO Group Holdings, Inc., Class A*	6,279	892,309
Warner Bros Discovery, Inc.*	225,145	2,379,782

		16,308,371

Interactive Media & Services (0.3%)
Cargurus, Inc., Class A*	67,188	2,455,050
IAC, Inc.*	6,813	293,913
Match Group, Inc.*	23,733	776,306
Taboola.com Ltd.*	493,280	1,800,472
TripAdvisor, Inc.*	7,795	115,132
Trump Media & Technology Group Corp. (x)*	2,143	73,076
ZoomInfo Technologies, Inc., Class A*	28,318	297,622

		5,811,571

Media (0.7%)
Charter Communications, Inc., Class A*	8,711	2,985,869
Fox Corp., Class A	21,211	1,030,430
Fox Corp., Class B	11,416	522,168
Interpublic Group of Cos., Inc. (The)	34,992	980,476
Liberty Broadband Corp., Class A*	1,297	96,445
Liberty Broadband Corp., Class C*	7,706	576,101
New York Times Co. (The), Class A	14,840	772,422
News Corp., Class A	35,636	981,416
News Corp., Class B (x)	10,149	308,834
Nexstar Media Group, Inc., Class A	1,772	279,923
Omnicom Group, Inc.	18,022	1,550,613
Paramount Global, Class A	1,458	32,513
Paramount Global, Class B	55,141	576,775
Sirius XM Holdings, Inc. (x)	19,960	455,088

		11,149,073

Total Communication Services		34,720,268

Consumer Discretionary (7.9%)
Automobile Components (0.7%)
Aptiv plc*	21,794	1,318,101
BorgWarner, Inc.	21,095	670,610
Gentex Corp.	154,676	4,443,842
Goodyear Tire & Rubber Co. (The)*	211,075	1,899,675
Lear Corp.	30,456	2,884,183
QuantumScape Corp., Class A (x)*	32,538	168,872

		11,385,283

Automobiles (0.1%)
Harley-Davidson, Inc. (x)	11,308	340,710
Lucid Group, Inc. (x)*	92,136	278,251
Rivian Automotive, Inc., Class A (x)*	76,473	1,017,091
Thor Industries, Inc.	4,799	459,312

		2,095,364

Broadline Retail (0.3%)
Dillard’s, Inc., Class A (x)	306	132,112
eBay, Inc.	44,548	2,759,749
Etsy, Inc.*	3,980	210,502
Kohl’s Corp. (x)	10,648	149,498
Macy’s, Inc.	25,332	428,871
Nordstrom, Inc.	8,877	214,379
Ollie’s Bargain Outlet Holdings, Inc.*	5,720	627,656

		4,522,767

Distributors (0.2%)
Genuine Parts Co.	12,901	1,506,321
LKQ Corp.	24,288	892,584

		2,398,905

Diversified Consumer Services (0.3%)
ADT, Inc.	30,123	208,150
Bright Horizons Family Solutions, Inc.*	4,627	512,903
Grand Canyon Education, Inc.*	1,756	287,633
H&R Block, Inc.	10,196	538,757
OneSpaWorld Holdings Ltd.	90,918	1,809,268
Service Corp. International	12,953	1,033,908

		4,390,619

Hotels, Restaurants & Leisure (2.3%)
Aramark	24,397	910,252
Boyd Gaming Corp.	6,000	435,240
Caesars Entertainment, Inc.*	19,595	654,865
Carnival Corp.*	95,326	2,375,524
Choice Hotels International, Inc. (x)	407	57,786
Darden Restaurants, Inc.	5,183	967,614
Denny’s Corp.*	277,926	1,681,452
Domino’s Pizza, Inc.	2,087	876,039
Dutch Bros, Inc., Class A*	5,810	304,328
Hilton Worldwide Holdings, Inc.	10,822	2,674,765
Hyatt Hotels Corp., Class A	3,252	510,499
International Game Technology plc	104,674	1,848,543
Marriott Vacations Worldwide Corp.	3,226	289,695
MGM Resorts International*	21,020	728,343
Penn Entertainment, Inc.*	13,873	274,963
Planet Fitness, Inc., Class A*	3,641	359,986
Red Rock Resorts, Inc., Class A	228,846	10,581,839
Royal Caribbean Cruises Ltd.	14,401	3,322,167

See Notes to Financial Statements.

1060

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Travel + Leisure Co.	6,174	$311,478
Vail Resorts, Inc.	6,976	1,307,651
Wendy’s Co. (The)	8,416	137,181
Wyndham Hotels & Resorts, Inc.	41,228	4,155,370
Wynn Resorts Ltd.	8,701	749,678
Yum! Brands, Inc.	16,012	2,148,170

		37,663,428

Household Durables (1.7%)
Century Communities, Inc.	16,935	1,242,352
DR Horton, Inc.	27,084	3,786,885
Garmin Ltd.	14,375	2,964,988
Leggett & Platt, Inc.	11,973	114,941
Lennar Corp., Class A	21,613	2,947,365
Lennar Corp., Class B	1,232	162,809
Mohawk Industries, Inc.*	4,665	555,742
Newell Brands, Inc.	39,989	398,290
NVR, Inc.*	836	6,837,560
PulteGroup, Inc.	18,819	2,049,389
SharkNinja, Inc.*	4,990	485,826
Tempur Sealy International, Inc.	63,874	3,621,017
Toll Brothers, Inc.	9,532	1,200,555
TopBuild Corp.*	2,571	800,455
Whirlpool Corp.	4,970	568,966

		27,737,140

Leisure Products (0.2%)
Brunswick Corp.	6,504	420,679
Hasbro, Inc.	1,808	101,085
Malibu Boats, Inc., Class A*	43,997	1,653,847
Mattel, Inc.*	31,380	556,367
Polaris, Inc.	4,590	264,476
YETI Holdings, Inc.*	5,184	199,636

		3,196,090

Specialty Retail (1.3%)
Advance Auto Parts, Inc.	5,246	248,083
AutoNation, Inc.*	2,431	412,881
Bath & Body Works, Inc.	66,318	2,571,149
Best Buy Co., Inc.	20,023	1,717,973
CarMax, Inc.*	43,702	3,573,076
Carvana Co.*	6,535	1,328,958
Dick’s Sporting Goods, Inc.	4,719	1,079,896
Five Below, Inc.*	18,399	1,931,159
Floor & Decor Holdings, Inc., Class A*	6,289	627,013
GameStop Corp., Class A (x)*	36,443	1,142,124
Gap, Inc. (The)	18,635	440,345
Lithia Motors, Inc., Class A	2,426	867,125
Penske Automotive Group, Inc.	1,704	259,758
RH*	1,108	436,098
Ross Stores, Inc.	23,187	3,507,497
Ulta Beauty, Inc.*	557	242,256
Wayfair, Inc., Class A*	9,079	402,381
Williams-Sonoma, Inc.	4,667	864,235

		21,652,007

Textiles, Apparel & Luxury Goods (0.8%)
Amer Sports, Inc.*	5,561	155,486
Birkenstock Holding plc*	3,838	217,461
Capri Holdings Ltd.*	10,817	227,806
Carter’s, Inc.	3,459	187,443
Columbia Sportswear Co.	3,092	259,511
Crocs, Inc.*	4,336	474,922
PVH Corp.	5,156	545,247
Ralph Lauren Corp.	3,699	854,395
Skechers USA, Inc., Class A*	55,957	3,762,549
Steven Madden Ltd.	79,148	3,365,373
Tapestry, Inc.	21,691	1,417,073
Under Armour, Inc., Class A*	14,751	122,138
Under Armour, Inc., Class C*	20,429	152,401
VF Corp. (x)	32,552	698,566

		12,440,371

Total Consumer Discretionary		127,481,974

Consumer Staples (4.1%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	618	185,388
Brown-Forman Corp., Class A	4,010	151,137
Brown-Forman Corp., Class B	16,412	623,328
Coca-Cola Consolidated, Inc.	561	706,854
Molson Coors Beverage Co., Class B	15,863	909,267

		2,575,974

Consumer Staples Distribution & Retail (1.2%)
Albertsons Cos., Inc., Class A	38,877	763,544
BJ’s Wholesale Club Holdings, Inc.*	12,194	1,089,534
Casey’s General Stores, Inc.	2,845	1,127,274
Dollar General Corp.	20,400	1,546,728
Dollar Tree, Inc.*	18,741	1,404,451
Grocery Outlet Holding Corp.*	8,303	129,610
Kroger Co. (The)	61,637	3,769,103
Maplebear, Inc.*	15,441	639,566
Performance Food Group Co.*	11,961	1,011,303
Sysco Corp.	17,279	1,321,152
US Foods Holding Corp.*	90,867	6,129,888
Walgreens Boots Alliance, Inc.	67,916	633,656

		19,565,809

Food Products (2.3%)
Archer-Daniels-Midland Co.	44,271	2,236,571
Bunge Global SA	13,008	1,011,502
Campbell’s Co. (The)	17,706	741,527
Conagra Brands, Inc.	44,086	1,223,387
Darling Ingredients, Inc.*	14,994	505,148
Flowers Foods, Inc.	16,993	351,075
Freshpet, Inc.*	3,012	446,107
General Mills, Inc.	51,928	3,311,449
Hershey Co. (The)	11,598	1,964,121
Hormel Foods Corp.	26,917	844,386
Ingredion, Inc.	6,059	833,476
J M Smucker Co. (The)	9,562	1,052,967
Kellanova	24,390	1,974,858
Lamb Weston Holdings, Inc.	8,890	594,119
Lancaster Colony Corp.	29,108	5,039,759
McCormick & Co., Inc. (Non-Voting)	23,412	1,784,931
Pilgrim’s Pride Corp.*	3,341	151,648
Post Holdings, Inc.*	96,454	11,040,125
Seaboard Corp.	25	60,742
Tyson Foods, Inc., Class A	26,018	1,494,474

		36,662,372

See Notes to Financial Statements.

1061

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Household Products (0.2%)
Church & Dwight Co., Inc.	22,597	$2,366,132
Reynolds Consumer Products, Inc.	5,321	143,614
Spectrum Brands Holdings, Inc.	2,556	215,956

		2,725,702

Personal Care Products (0.3%)
BellRing Brands, Inc.*	12,007	904,607
Coty, Inc., Class A*	36,607	254,785
Kenvue, Inc.	177,981	3,799,894

		4,959,286

Total Consumer Staples		66,489,143

Energy (4.4%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	92,708	3,802,882
Halliburton Co.	81,730	2,222,239
NOV, Inc.	35,834	523,176
Seadrill Ltd.*	23,903	930,544
TechnipFMC plc	39,851	1,153,288

		8,632,129

Oil, Gas & Consumable Fuels (3.9%)
Antero Midstream Corp.	19,679	296,956
Antero Resources Corp.*	93,945	3,292,772
APA Corp.	33,398	771,160
Cheniere Energy, Inc.	10,093	2,168,683
Chord Energy Corp.	17,101	1,999,449
Civitas Resources, Inc.	104,290	4,783,782
Coterra Energy, Inc.	209,800	5,358,292
Devon Energy Corp.	57,713	1,888,947
Diamondback Energy, Inc.	17,539	2,873,414
DT Midstream, Inc.	8,917	886,617
EQT Corp.	141,650	6,531,482
Expand Energy Corp.	51,246	5,101,539
Hess Corp.	9,036	1,201,878
HF Sinclair Corp.	13,992	490,420
Kinder Morgan, Inc.	180,224	4,938,138
Magnolia Oil & Gas Corp., Class A	48,512	1,134,211
Matador Resources Co.	10,117	569,182
New Fortress Energy, Inc. (x)	3,068	46,388
ONEOK, Inc.	54,195	5,441,178
Ovintiv, Inc.	76,612	3,102,786
Permian Resources Corp.	48,527	697,818
Range Resources Corp.	21,857	786,415
Viper Energy, Inc., Class A	41,109	2,017,219
Williams Cos., Inc. (The)	113,135	6,122,866

		62,501,592

Total Energy		71,133,721

Financials (15.0%)
Banks (4.3%)
Ameris Bancorp	47,417	2,966,882
Bank OZK	66,246	2,949,934
BOK Financial Corp.	2,081	221,522
Cadence Bank	110,286	3,799,353
Citizens Financial Group, Inc.	41,497	1,815,909
Columbia Banking System, Inc.	143,120	3,865,671
Comerica, Inc.	12,333	762,796
Commerce Bancshares, Inc.	11,478	715,194
Cullen/Frost Bankers, Inc.	5,538	743,476
East West Bancorp, Inc.	12,882	1,233,580
Fifth Third Bancorp	63,108	2,668,206
First Citizens BancShares, Inc., Class A	1,114	2,353,904
First Hawaiian, Inc.	12,048	312,646
First Horizon Corp.	146,222	2,944,911
FNB Corp.	33,510	495,278
Huntington Bancshares, Inc.	134,967	2,195,913
KeyCorp	86,299	1,479,165
Live Oak Bancshares, Inc.	114,478	4,527,605
M&T Bank Corp.	15,457	2,906,071
Pinnacle Financial Partners, Inc.	7,010	801,874
Popular, Inc.	5,905	555,424
Prosperity Bancshares, Inc.	8,283	624,124
Regions Financial Corp.	85,881	2,019,921
SouthState Corp.	39,820	3,961,294
Synovus Financial Corp.	121,269	6,212,611
TFS Financial Corp.	3,776	47,427
UMB Financial Corp.	34,014	3,838,820
Webster Financial Corp.	176,450	9,743,569
Western Alliance Bancorp	9,999	835,316
Wintrust Financial Corp.	6,083	758,611
Zions Bancorp NA	13,363	724,943

		69,081,950

Capital Markets (3.1%)
Affiliated Managers Group, Inc.	2,713	501,688
Ameriprise Financial, Inc.	812	432,333
Bank of New York Mellon Corp. (The)	68,919	5,295,047
Carlyle Group, Inc. (The)	20,273	1,023,584
Cboe Global Markets, Inc.	9,806	1,916,092
Coinbase Global, Inc., Class A*	3,011	747,631
Evercore, Inc., Class A	9,955	2,759,426
FactSet Research Systems, Inc.	2,273	1,091,676
Franklin Resources, Inc.	27,009	548,013
Houlihan Lokey, Inc., Class A	4,416	766,883
Interactive Brokers Group, Inc., Class A	9,815	1,734,016
Invesco Ltd.	34,164	597,187
Janus Henderson Group plc	11,683	496,878
Jefferies Financial Group, Inc.	11,754	921,514
Lazard, Inc.	426	21,931
MarketAxess Holdings, Inc.	3,405	769,666
MSCI, Inc.	2,958	1,774,830
Nasdaq, Inc.	38,340	2,964,065
Northern Trust Corp.	18,281	1,873,803
Raymond James Financial, Inc.	17,119	2,659,094
Robinhood Markets, Inc., Class A*	62,413	2,325,508
SEI Investments Co.	8,950	738,196
State Street Corp.	27,348	2,684,206
StepStone Group, Inc., Class A	9,792	566,761
Stifel Financial Corp.	70,589	7,488,081
T. Rowe Price Group, Inc.	20,367	2,303,304
TPG, Inc., Class A	61,260	3,849,578
Tradeweb Markets, Inc., Class A	6,526	854,384
Virtu Financial, Inc., Class A	7,779	277,555
XP, Inc., Class A	34,853	413,008

		50,395,938

See Notes to Financial Statements.

1062

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Consumer Finance (0.8%)
Ally Financial, Inc.	22,035	$793,480
Bread Financial Holdings, Inc.	35,600	2,173,736
Credit Acceptance Corp.*	136	63,847
Discover Financial Services	23,234	4,024,826
OneMain Holdings, Inc.	10,452	544,863
PRA Group, Inc.*	92,050	1,922,924
SLM Corp.	20,325	560,564
SoFi Technologies, Inc. (x)*	82,816	1,275,366
Synchrony Financial	36,234	2,355,210

		13,714,816

Financial Services (1.7%)
Affirm Holdings, Inc., Class A*	24,083	1,466,655
Block, Inc., Class A*	29,827	2,534,997
Euronet Worldwide, Inc.*	4,009	412,286
Fidelity National Information Services, Inc.	50,771	4,100,774
Global Payments, Inc.	23,624	2,647,305
Jack Henry & Associates, Inc.	6,755	1,184,151
MGIC Investment Corp.	23,405	554,933
Mr Cooper Group, Inc.*	96,329	9,248,547
Rocket Cos., Inc., Class A*	13,682	154,059
UWM Holdings Corp., Class A (x)	3,258	19,124
Voya Financial, Inc.	59,659	4,106,329
Western Union Co. (The)	23,198	245,899
WEX, Inc.*	3,310	580,309

		27,255,368

Insurance (4.9%)
Aegon Ltd. (NYRS)	421,298	2,481,445
Aflac, Inc.	51,983	5,377,122
Allstate Corp. (The)	20,667	3,984,391
American Financial Group, Inc.	6,714	919,348
Arch Capital Group Ltd.	33,587	3,101,759
Arthur J Gallagher & Co.	21,349	6,059,914
Assurant, Inc.	4,964	1,058,424
Assured Guaranty Ltd.	4,734	426,107
Axis Capital Holdings Ltd.	7,324	649,053
Brighthouse Financial, Inc.*	7,063	339,307
Brown & Brown, Inc.	25,647	2,616,507
Cincinnati Financial Corp.	14,318	2,057,497
CNA Financial Corp.	2,411	116,620
Enstar Group Ltd.*	8,696	2,800,547
Everest Group Ltd.	12,768	4,627,889
Fidelity National Financial, Inc.	24,160	1,356,342
First American Financial Corp.	9,171	572,637
Globe Life, Inc.	8,395	936,210
Hanover Insurance Group, Inc. (The)	17,893	2,767,331
Hartford Financial Services Group, Inc. (The)	27,254	2,981,588
Kemper Corp.	70,617	4,691,794
Lincoln National Corp.	16,818	533,299
Loews Corp.	39,158	3,316,291
Markel Group, Inc.*	913	1,576,048
Old Republic International Corp.	22,615	818,437
Primerica, Inc.	3,277	889,443
Principal Financial Group, Inc.	20,948	1,621,585
Prudential Financial, Inc.	33,727	3,997,661
Reinsurance Group of America, Inc.	6,134	1,310,406
RenaissanceRe Holdings Ltd.	21,780	5,419,082
RLI Corp.	3,656	602,619
Unum Group	17,410	1,271,452
W.R. Berkley Corp.	27,439	1,605,730
White Mountains Insurance Group Ltd.	234	455,144
Willis Towers Watson plc	19,144	5,996,667

		79,335,696

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT) (x)	75,459	694,977
Annaly Capital Management, Inc. (REIT)	52,408	959,067
Rithm Capital Corp. (REIT)	46,747	506,270
Starwood Property Trust, Inc. (REIT) (x)	29,838	565,430

		2,725,744

Total Financials		242,509,512

Health Care (6.7%)
Biotechnology (0.4%)
Alnylam Pharmaceuticals, Inc.*	1,294	304,491
Biogen, Inc.*	13,524	2,068,090
BioMarin Pharmaceutical, Inc.*	17,514	1,151,195
Exact Sciences Corp.*	10,460	587,748
Exelixis, Inc.*	3,970	132,201
GRAIL, Inc. (x)*	1,918	34,236
Incyte Corp.*	13,870	958,001
Ionis Pharmaceuticals, Inc.*	1,019	35,624
Roivant Sciences Ltd.*	40,514	479,281
United Therapeutics Corp.*	4,050	1,429,002

		7,179,869

Health Care Equipment & Supplies (2.2%)
Align Technology, Inc.*	2,939	612,811
Baxter International, Inc.	47,353	1,380,814
Boston Scientific Corp.*	16,258	1,452,165
Cooper Cos., Inc. (The)*	18,180	1,671,287
Dentsply Sirona, Inc.	19,331	366,902
Enovis Corp.*	100,514	4,410,554
Envista Holdings Corp.*	92,922	1,792,465
GE HealthCare Technologies, Inc.	38,326	2,996,327
Globus Medical, Inc., Class A*	10,328	854,229
Hologic, Inc.*	20,940	1,509,565
Integra LifeSciences Holdings Corp.*	103,632	2,350,374
LivaNova plc*	21,951	1,016,551
Masimo Corp.*	1,858	307,127
QuidelOrtho Corp.*	5,776	257,321
ResMed, Inc.	9,818	2,245,279
Solventum Corp.*	30,649	2,024,673
STERIS plc	9,181	1,887,246
Teleflex, Inc.	36,140	6,432,197
Zimmer Biomet Holdings, Inc.	18,386	1,942,113

		35,510,000

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.*	48,420	1,919,853
Amedisys, Inc.*	2,781	252,487
Cardinal Health, Inc.	9,153	1,082,525
Centene Corp.*	46,900	2,841,202
Chemed Corp.	1,205	638,409
Encompass Health Corp.	9,186	848,327

See Notes to Financial Statements.

1063

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Henry Schein, Inc.*	11,827	$818,428
Humana, Inc.	11,208	2,843,582
Labcorp Holdings, Inc.	24,745	5,674,523
Molina Healthcare, Inc.*	8,234	2,396,506
Premier, Inc., Class A	8,629	182,935
Quest Diagnostics, Inc.	10,310	1,555,367
Tenet Healthcare Corp.*	8,849	1,117,009
Universal Health Services, Inc., Class B	5,374	964,203

		23,135,356

Health Care Technology (0.1%)
Certara, Inc.*	11,703	124,637
Doximity, Inc., Class A*	10,838	578,641

		703,278

Life Sciences Tools & Services (1.9%)
10X Genomics, Inc., Class A*	3,229	46,368
Agilent Technologies, Inc.	26,665	3,582,176
Avantor, Inc.*	63,153	1,330,634
Azenta, Inc.*	4,807	240,350
Bio-Rad Laboratories, Inc., Class A*	1,732	568,979
Bio-Techne Corp.	14,404	1,037,520
Bruker Corp.	3,773	221,173
Charles River Laboratories International, Inc.*	20,682	3,817,897
Evotec SE (ADR) (x)*	258,012	1,073,330
Fortrea Holdings, Inc.*	7,981	148,846
ICON plc*	18,322	3,842,307
Illumina, Inc.*	14,807	1,978,659
IQVIA Holdings, Inc.*	14,865	2,921,121
Mettler-Toledo International, Inc.*	1,959	2,397,189
QIAGEN NV*	78,307	3,487,011
Repligen Corp.*	4,357	627,147
Revvity, Inc.	11,369	1,268,894
Sotera Health Co.*	14,247	194,899
Waters Corp.*	2,125	788,333
West Pharmaceutical Services, Inc.	2,634	862,793

		30,435,626

Pharmaceuticals (0.7%)
Elanco Animal Health, Inc.*	44,835	542,952
Jazz Pharmaceuticals plc*	5,729	705,526
Organon & Co.	24,948	372,224
Perrigo Co. plc	270,459	6,953,501
Royalty Pharma plc, Class A	36,704	936,319
Viatris, Inc.	110,278	1,372,961

		10,883,483

Total Health Care		107,847,612

Industrials (15.0%)
Aerospace & Defense (1.4%)
BWX Technologies, Inc.	6,719	748,429
Curtiss-Wright Corp.	8,956	3,178,216
Ducommun, Inc.*	34,668	2,206,965
Hexcel Corp.	7,391	463,416
Howmet Aerospace, Inc.	35,378	3,869,292
Huntington Ingalls Industries, Inc.	29,186	5,515,278
L3Harris Technologies, Inc.	17,559	3,692,306
Loar Holdings, Inc.(x)*	323	23,873
Spirit AeroSystems Holdings, Inc., Class A*	9,192	313,263
Standardaero, Inc.*	4,443	110,009
Textron, Inc.	17,375	1,329,014
Woodward, Inc.	5,433	904,160

		22,354,221

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	10,744	1,110,070
Expeditors International of Washington, Inc.	10,844	1,201,190
GXO Logistics, Inc.*	10,944	476,064

		2,787,324

Building Products (1.0%)
A.O. Smith Corp.	11,036	752,765
Advanced Drainage Systems, Inc.	4,061	469,452
Allegion plc	8,125	1,061,775
Armstrong World Industries, Inc.	2,681	378,906
AZEK Co., Inc. (The), Class A*	3,846	182,570
Builders FirstSource, Inc.*	9,664	1,381,275
Carlisle Cos., Inc.	3,614	1,332,988
Fortune Brands Innovations, Inc.	97,696	6,675,568
Hayward Holdings, Inc.*	13,000	198,770
Masco Corp.	19,989	1,450,602
Owens Corning	8,036	1,368,691
Simpson Manufacturing Co., Inc.	3,615	599,475

		15,852,837

Commercial Services & Supplies (0.3%)
Clean Harbors, Inc.*	4,735	1,089,713
MSA Safety, Inc.	3,339	553,506
RB Global, Inc.	17,008	1,534,292
Tetra Tech, Inc.	19,404	773,055
Veralto Corp.	12,642	1,287,588
Vestis Corp.	11,813	180,030

		5,418,184

Construction & Engineering (0.6%)
AECOM	12,398	1,324,354
API Group Corp.*	20,824	749,039
EMCOR Group, Inc.	2,549	1,156,991
Everus Construction Group, Inc.*	4,527	297,650
Fluor Corp.*	45,577	2,247,858
MasTec, Inc.*	5,757	783,758
Quanta Services, Inc.	9,390	2,967,710
Valmont Industries, Inc.	1,909	585,433
WillScot Holdings Corp.*	12,156	406,618

		10,519,411

Electrical Equipment (1.4%)
Acuity Brands, Inc.	2,859	835,200
AMETEK, Inc.	21,395	3,856,663
Generac Holdings, Inc.*	2,787	432,124
Hubbell, Inc., Class B	4,979	2,085,653
nVent Electric plc	15,573	1,061,456
Regal Rexnord Corp.	59,407	9,215,808
Rockwell Automation, Inc.	9,659	2,760,446
Sensata Technologies Holding plc	66,319	1,817,140

		22,064,490

Ground Transportation (0.5%)
Avis Budget Group, Inc.*	1,038	83,673
JB Hunt Transport Services, Inc.	7,442	1,270,052

See Notes to Financial Statements.

1064

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Knight-Swift Transportation Holdings, Inc., Class A	89,538	$4,749,095
Landstar System, Inc.	3,122	536,547
Lyft, Inc., Class A*	11,100	143,190
Ryder System, Inc.	3,959	621,009
Saia, Inc.*	1,026	467,579
Schneider National, Inc., Class B	4,632	135,625
U-Haul Holding Co.	5,555	355,798

		8,362,568

Machinery (4.2%)
AGCO Corp.	5,869	548,634
Allison Transmission Holdings, Inc.	8,044	869,235
Atmus Filtration Technologies, Inc.	31,953	1,251,919
CNH Industrial NV	81,446	922,783
Crane Co.	4,534	688,035
Cummins, Inc.	12,709	4,430,357
Donaldson Co., Inc.	10,986	739,907
Dover Corp.	12,771	2,395,840
Energy Recovery, Inc.*	161,618	2,375,785
Esab Corp.	23,614	2,832,263
Flowserve Corp.	60,782	3,496,181
Fortive Corp.	32,244	2,418,300
Gates Industrial Corp. plc*	385,590	7,931,586
Graco, Inc.	15,289	1,288,710
Helios Technologies, Inc.	28,305	1,263,535
IDEX Corp.	22,367	4,681,189
Ingersoll Rand, Inc.	37,584	3,399,849
ITT, Inc.	7,604	1,086,460
John Bean Technologies Corp.(x)	23,181	2,946,305
Lincoln Electric Holdings, Inc.	3,664	686,890
Middleby Corp. (The)*	33,461	4,532,292
Nordson Corp.	5,280	1,104,787
Oshkosh Corp.	6,003	570,705
Otis Worldwide Corp.	36,992	3,425,829
Pentair plc	15,417	1,551,567
RBC Bearings, Inc.*	2,639	789,430
Snap-on, Inc.	4,801	1,629,843
Stanley Black & Decker, Inc.	14,331	1,150,636
Timken Co. (The)	6,176	440,781
Toro Co. (The)	9,665	774,167
Westinghouse Air Brake Technologies Corp.	15,863	3,007,466
Xylem, Inc.	22,497	2,610,102

		67,841,368

Marine Transportation (0.0%)†
Kirby Corp.*	5,543	586,449

Passenger Airlines (1.0%)
Alaska Air Group, Inc.*	55,086	3,566,818
Allegiant Travel Co.	15,727	1,480,225
American Airlines Group, Inc.*	55,718	971,165
Delta Air Lines, Inc.	92,826	5,615,973
Southwest Airlines Co.	55,522	1,866,650
United Airlines Holdings, Inc.*	30,401	2,951,937

		16,452,768

Professional Services (2.4%)
Amentum Holdings, Inc.*	11,947	251,246
Broadridge Financial Solutions, Inc.	5,771	1,304,765
CACI International, Inc., Class A*	2,059	831,960
Clarivate plc(x)*	35,059	178,100
Concentrix Corp.	4,151	179,614
Dayforce, Inc.*	12,640	918,170
Dun & Bradstreet Holdings, Inc.	28,530	355,484
Equifax, Inc.	9,040	2,303,844
First Advantage Corp.*	212,554	3,981,137
FTI Consulting, Inc.*	3,210	613,527
Genpact Ltd.	16,006	687,458
Insperity, Inc.	30,836	2,390,098
Jacobs Solutions, Inc.	11,421	1,526,074
KBR, Inc.	11,169	647,020
Leidos Holdings, Inc.	12,350	1,779,141
ManpowerGroup, Inc.	4,232	244,271
Parsons Corp.*	4,253	392,339
Paychex, Inc.	19,088	2,676,519
Paycom Software, Inc.	1,731	354,803
Paycor HCM, Inc.*	6,249	116,044
Robert Half, Inc.	9,259	652,389
Science Applications International Corp.	4,672	522,236
SS&C Technologies Holdings, Inc.	96,271	7,295,416
TransUnion	52,313	4,849,938
WNS Holdings Ltd.*	66,667	3,159,349

		38,210,942

Trading Companies & Distributors (2.0%)
Air Lease Corp., Class A	81,434	3,925,933
Boise Cascade Co.	25,200	2,995,272
Core & Main, Inc., Class A*	6,345	323,024
Fastenal Co.	8,061	579,667
Ferguson Enterprises, Inc.	17,518	3,040,599
MSC Industrial Direct Co., Inc., Class A	4,397	328,412
SiteOne Landscape Supply, Inc.*	2,594	341,811
United Rentals, Inc.	4,608	3,246,060
W.W. Grainger, Inc.	529	557,592
Watsco, Inc.	3,190	1,511,709
WESCO International, Inc.	89,896	16,267,581

		33,117,660

Total Industrials		243,568,222

Information Technology (7.0%)
Communications Equipment (0.7%)
Ciena Corp.*	57,320	4,861,309
F5, Inc.*	16,937	4,259,147
Juniper Networks, Inc.	30,132	1,128,444
Lumentum Holdings, Inc.*	6,247	524,436
Ubiquiti, Inc.	209	69,373

		10,842,709

Electronic Equipment, Instruments & Components (1.6%)
Arrow Electronics, Inc.*	4,914	555,872
Avnet, Inc.	8,188	428,396
Belden, Inc.	24,909	2,805,003
CDW Corp.	6,301	1,096,626
Cognex Corp.	15,313	549,124
Coherent Corp.*	11,588	1,097,731
Corning, Inc.	71,350	3,390,552
Crane NXT Co.	4,637	269,966
Flex Ltd.*	73,940	2,838,557
Ingram Micro Holding Corp.*	1,222	23,695
IPG Photonics Corp.*	2,403	174,746

See Notes to Financial Statements.

1065

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Jabil, Inc.	9,402	$1,352,948
Keysight Technologies, Inc.*	16,191	2,600,760
Littelfuse, Inc.	2,315	545,530
TD SYNNEX Corp.	6,994	820,256
Teledyne Technologies, Inc.*	9,342	4,335,902
Trimble, Inc.*	22,602	1,597,057
Vontier Corp.	13,861	505,511
Zebra Technologies Corp., Class A*	3,737	1,443,304

		26,431,536

IT Services (1.1%)
Akamai Technologies, Inc.*	13,749	1,315,092
Amdocs Ltd.	10,443	889,117
Cognizant Technology Solutions Corp., Class A	46,129	3,547,320
DXC Technology Co.*	16,516	329,990
EPAM Systems, Inc.*	4,827	1,128,649
Globant SA*	1,027	220,209
GoDaddy, Inc., Class A*	14,771	2,915,352
Kyndryl Holdings, Inc.*	21,225	734,385
Okta, Inc.*	8,481	668,303
Twilio, Inc., Class A*	11,411	1,233,301
VeriSign, Inc.*	27,315	5,653,112

		18,634,830

Semiconductors & Semiconductor Equipment (1.3%)
Allegro MicroSystems, Inc.*	156,443	3,419,844
Amkor Technology, Inc.	10,069	258,673
Astera Labs, Inc.*	9,546	1,264,368
Cirrus Logic, Inc.*	4,855	483,461
First Solar, Inc.*	9,891	1,743,190
GLOBALFOUNDRIES, Inc. (x)*	8,920	382,757
Lattice Semiconductor Corp.*	1,756	99,477
MACOM Technology Solutions Holdings, Inc.*	5,214	677,351
Microchip Technology, Inc.	49,100	2,815,885
MKS Instruments, Inc.	38,681	4,037,910
ON Semiconductor Corp.*	39,406	2,484,548
Onto Innovation, Inc.*	3,310	551,678
Qorvo, Inc.*	8,968	627,132
Skyworks Solutions, Inc.	14,815	1,313,794
Teradyne, Inc.	1,308	164,703
Universal Display Corp.	2,097	306,581
Wolfspeed, Inc. (x)*	12,511	83,323

		20,714,675

Software (1.8%)
ANSYS, Inc.*	8,085	2,727,313
Aspen Technology, Inc.*	2,545	635,308
BILL Holdings, Inc.*	7,084	600,086
CCC Intelligent Solutions Holdings, Inc.*	42,808	502,138
Dolby Laboratories, Inc., Class A	5,369	419,319
DoubleVerify Holdings, Inc.*	6,142	117,988
Dropbox, Inc., Class A*	15,111	453,934
Fair Isaac Corp.*	341	678,907
Gen Digital, Inc.	50,541	1,383,813
Guidewire Software, Inc.*	4,114	693,538
HashiCorp, Inc., Class A*	2,964	101,398
Informatica, Inc., Class A*	200,848	5,207,989
MicroStrategy, Inc., Class A(x)*	14,326	4,149,096
nCino, Inc.*	3,110	104,434
Nutanix, Inc., Class A*	16,625	1,017,118
Pegasystems, Inc.	19,735	1,839,302
Progress Software Corp.	62,262	4,056,369
PTC, Inc.*	4,338	797,628
SentinelOne, Inc., Class A*	21,985	488,067
Tyler Technologies, Inc.*	589	339,641
UiPath, Inc., Class A*	5,482	69,676
Unity Software, Inc.*	15,244	342,533
Zoom Communications, Inc., Class A*	24,415	1,992,508

		28,718,103

Technology Hardware, Storage & Peripherals (0.5%)
Hewlett Packard Enterprise Co.	120,549	2,573,721
HP, Inc.	67,795	2,212,151
NetApp, Inc.	10,569	1,226,849
Pure Storage, Inc., Class A*	3,664	225,080
Western Digital Corp.*	32,090	1,913,527

		8,151,328

Total Information Technology		113,493,181

Materials (4.6%)
Chemicals (2.5%)
Albemarle Corp. (x)	10,909	939,047
Ashland, Inc.	88,061	6,292,839
Axalta Coating Systems Ltd.*	20,265	693,468
Celanese Corp.	13,903	962,227
CF Industries Holdings, Inc.	16,131	1,376,297
Chemours Co. (The)	12,458	210,540
Corteva, Inc.	65,034	3,704,337
Dow, Inc.	65,872	2,643,443
DuPont de Nemours, Inc.	38,920	2,967,650
Eastman Chemical Co.	10,775	983,973
Element Solutions, Inc.	21,013	534,361
FMC Corp.	78,524	3,817,052
Huntsman Corp.	154,475	2,785,184
Ingevity Corp.*	68,064	2,773,608
International Flavors & Fragrances, Inc.	23,806	2,012,797
LyondellBasell Industries NV, Class A	24,301	1,804,835
Mosaic Co. (The)	29,765	731,624
NewMarket Corp.	641	338,672
Olin Corp.	10,719	362,302
PPG Industries, Inc.	21,537	2,572,595
RPM International, Inc.	9,146	1,125,507
Scotts Miracle-Gro Co. (The)	3,785	251,097
Westlake Corp.	3,145	360,574

		40,244,029

Construction Materials (0.3%)
Eagle Materials, Inc.	762	188,031
Martin Marietta Materials, Inc.	5,395	2,786,518
Vulcan Materials Co.	9,158	2,355,712

		5,330,261

Containers & Packaging (0.9%)
Amcor plc	135,394	1,274,057
AptarGroup, Inc.	6,218	976,848
Avery Dennison Corp.	4,625	865,476
Ball Corp.	27,413	1,511,279

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Berry Global Group, Inc.	10,694	$691,581
Crown Holdings, Inc.	10,928	903,636
Graphic Packaging Holding Co.	28,566	775,853
International Paper Co.	32,208	1,733,435
Packaging Corp. of America	8,325	1,874,207
Sealed Air Corp.	7,600	257,108
Silgan Holdings, Inc.	7,861	409,165
Smurfit WestRock plc	48,036	2,587,219
Sonoco Products Co.	9,012	440,236

		14,300,100

Metals & Mining (0.9%)
Alcoa Corp.	22,638	855,264
ATI, Inc.*	11,307	622,337
Cleveland-Cliffs, Inc.*	28,951	272,139
MP Materials Corp. (x)*	12,684	197,870
Nucor Corp.	22,063	2,574,973
Reliance, Inc.	22,529	6,066,159
Royal Gold, Inc.	6,090	802,967
Steel Dynamics, Inc.	13,482	1,537,892
United States Steel Corp.	20,656	702,097

		13,631,698

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	1,701	176,138

Total Materials		73,682,226

Real Estate (7.9%)
Diversified REITs (0.2%)
Essential Properties Realty Trust, Inc. (REIT)	89,305	2,793,460
WP Carey, Inc. (REIT)	19,985	1,088,783

		3,882,243

Health Care REITs (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	16,024	1,563,141
American Healthcare REIT, Inc. (REIT)	92,367	2,625,070
CareTrust REIT, Inc. (REIT)	58,337	1,578,016
Healthcare Realty Trust, Inc. (REIT), Class A	33,450	566,977
Healthpeak Properties, Inc. (REIT)	65,028	1,318,118
Medical Properties Trust, Inc. (REIT) (x)	56,295	222,365
Omega Healthcare Investors, Inc. (REIT)	25,144	951,700
Ventas, Inc. (REIT)	38,931	2,292,647

		11,118,034

Hotel & Resort REITs (0.3%)
Host Hotels & Resorts, Inc. (REIT)	64,591	1,131,634
Park Hotels & Resorts, Inc. (REIT)	18,212	256,243
Ryman Hospitality Properties, Inc. (REIT)	38,725	4,040,567

		5,428,444

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT)	26,967	577,094
EastGroup Properties, Inc. (REIT)	4,562	732,155
First Industrial Realty Trust, Inc. (REIT)	53,510	2,682,456
Lineage, Inc. (REIT)	5,799	339,648
Rexford Industrial Realty, Inc. (REIT)	64,091	2,477,758
STAG Industrial, Inc. (REIT)	17,052	576,699

		7,385,810

Office REITs (0.3%)
BXP, Inc. (REIT)	14,649	1,089,299
Cousins Properties, Inc. (REIT)	14,876	455,801
Douglas Emmett, Inc. (REIT)	111,541	2,070,201
Highwoods Properties, Inc. (REIT)	9,922	303,415
Kilroy Realty Corp. (REIT)	11,146	450,856
Vornado Realty Trust (REIT)	16,473	692,525

		5,062,097

Real Estate Management & Development (0.5%)
CBRE Group, Inc., Class A*	28,399	3,728,505
CoStar Group, Inc.*	37,698	2,698,800
Howard Hughes Holdings, Inc.*	2,848	219,068
Jones Lang LaSalle, Inc.*	3,013	762,711
Seaport Entertainment Group, Inc. (x)*	716	20,012
Zillow Group, Inc., Class A*	4,528	320,809
Zillow Group, Inc., Class C*	14,208	1,052,102

		8,802,007

Residential REITs (1.9%)
American Homes 4 Rent (REIT), Class A	31,275	1,170,311
AvalonBay Communities, Inc. (REIT)	13,155	2,893,705
Camden Property Trust (REIT)	48,840	5,667,394
Equity LifeStyle Properties, Inc. (REIT)	17,486	1,164,568
Equity Residential (REIT)	35,021	2,513,107
Essex Property Trust, Inc. (REIT)	5,923	1,690,661
Invitation Homes, Inc. (REIT)	56,718	1,813,274
Mid-America Apartment Communities, Inc. (REIT)	46,603	7,203,426
Sun Communities, Inc. (REIT)	11,421	1,404,440
UDR, Inc. (REIT)	126,420	5,487,892

		31,008,778

Retail REITs (1.4%)
Acadia Realty Trust (REIT)	77,346	1,868,679
Agree Realty Corp. (REIT)	9,768	688,156
Brixmor Property Group, Inc. (REIT)	166,107	4,624,419
Federal Realty Investment Trust (REIT)	7,885	882,726
Kimco Realty Corp. (REIT)	61,300	1,436,259
Macerich Co. (The) (REIT)	113,479	2,260,502
NNN REIT, Inc. (REIT)	17,394	710,545
Realty Income Corp. (REIT)	81,001	4,326,263
Regency Centers Corp. (REIT)	16,953	1,253,335
Simon Property Group, Inc. (REIT)	22,283	3,837,355

		21,888,239

Specialized REITs (2.1%)
Crown Castle, Inc. (REIT)	40,407	3,667,339
CubeSmart (REIT)	186,282	7,982,184
Digital Realty Trust, Inc. (REIT)	30,784	5,458,927
EPR Properties (REIT)	6,758	299,244
Extra Space Storage, Inc. (REIT)	19,423	2,905,681
Gaming and Leisure Properties, Inc. (REIT)	24,346	1,172,503

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Iron Mountain, Inc. (REIT)	11,645	$1,224,006
Lamar Advertising Co. (REIT), Class A	6,019	732,753
National Storage Affiliates Trust (REIT)	6,502	246,491
Rayonier, Inc. (REIT)	142,775	3,726,427
SBA Communications Corp. (REIT)	9,962	2,030,256
VICI Properties, Inc. (REIT), Class A	97,117	2,836,788
Weyerhaeuser Co. (REIT)	67,663	1,904,713

		34,187,312

Total Real Estate		128,762,964

Utilities (4.4%)
Electric Utilities (1.9%)
Alliant Energy Corp.	23,775	1,406,054
Edison International	35,352	2,822,504
Entergy Corp.	39,942	3,028,402
Evergy, Inc.	20,415	1,256,543
Eversource Energy	33,229	1,908,341
Exelon Corp.	93,037	3,501,913
FirstEnergy Corp.	53,568	2,130,935
IDACORP, Inc.	22,457	2,454,101
NRG Energy, Inc.	11,402	1,028,688
OGE Energy Corp.	18,642	768,983
PG&E Corp.	199,068	4,017,192
Pinnacle West Capital Corp.	10,592	897,884
PPL Corp.	68,489	2,223,153
Xcel Energy, Inc.	53,374	3,603,813

		31,048,506

Gas Utilities (0.8%)
Atmos Energy Corp.	14,289	1,990,029
MDU Resources Group, Inc.	18,474	332,902
National Fuel Gas Co.	8,531	517,661
ONE Gas, Inc.	53,093	3,676,690
Spire, Inc.	53,204	3,608,827
UGI Corp.	112,504	3,175,988

		13,302,097

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	65,999	849,407
Brookfield Renewable Corp.	12,767	353,135
Clearway Energy, Inc., Class A	3,928	96,040
Clearway Energy, Inc., Class C	7,292	189,592

		1,488,174

Multi-Utilities (1.4%)
Ameren Corp.	24,616	2,194,270
CenterPoint Energy, Inc.	59,950	1,902,214
CMS Energy Corp.	27,664	1,843,806
Consolidated Edison, Inc.	32,182	2,871,600
DTE Energy Co.	19,094	2,305,600
NiSource, Inc.	140,111	5,150,480
Public Service Enterprise Group, Inc.	46,173	3,901,157
WEC Energy Group, Inc.	29,573	2,781,045

		22,950,172

Water Utilities (0.2%)
American Water Works Co., Inc.	18,103	2,253,642
Essential Utilities, Inc.	23,268	845,094

		3,098,736

Total Utilities		71,887,685

Total Common Stocks (79.1%) (Cost $959,676,326)		1,281,576,508

EXCHANGE TRADED FUNDS (ETF):
Equity (10.5%)
iShares Core S&P Mid-Cap ETF	8,975	559,232
iShares Morningstar Mid-Cap ETF	7,464	568,384
iShares Morningstar Mid-Cap Growth ETF (x)	42,180	3,185,855
iShares Morningstar Mid-Cap Value ETF (x)‡	417,911	31,034,071
iShares Russell Mid-Cap ETF (x)	6,120	541,008
iShares Russell Mid-Cap Growth ETF (x)	3,708	469,989
iShares Russell Mid-Cap Value ETF (x)	440,475	56,971,037
iShares S&P Mid-Cap 400 Growth ETF (x)	56,740	5,159,368
iShares S&P Mid-Cap 400 Value ETF (x)	119,942	14,987,952
SPDR S&P 400 Mid Cap Value ETF (x)	277,988	22,294,638
Vanguard Mid-Cap Growth ETF (x)	15,700	3,983,875
Vanguard Mid-Cap Value ETF (x)	188,100	30,428,937

Total Exchange Traded Funds (10.5%) (Cost $70,222,384)		170,184,346

SHORT-TERM INVESTMENTS:
Investment Companies (5.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	13,191,384	13,191,384
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	63,710,070	63,735,553
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.43% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		85,926,937

Total Short-Term Investments (5.3%) (Cost $85,906,965)		85,926,937

Total Investments in Securities (94.9%) (Cost $1,115,805,675)		1,537,687,791
Other Assets Less Liabilities (5.1%)		83,398,618

Net Assets (100%)		$1,621,086,409

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $66,783,013. This was collateralized by $46,336,194 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/7/25 – 8/15/54 and by cash of $22,191,384 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF (x)	417,911	38,066,157	6,382,619	(16,213,358)	2,768,690	29,963	31,034,071	682,919	—

(x)	All or a portion of security is on loan at December 31, 2024.

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	96	3/2025	USD	28,491,600	(943,890)
S&P Midcap 400 E-Mini Index	414	3/2025	USD	130,273,380	(7,347,406)

					(8,291,296)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$34,720,268	$—	$—	$34,720,268
Consumer Discretionary	127,481,974	—	—	127,481,974
Consumer Staples	66,489,143	—	—	66,489,143
Energy	71,133,721	—	—	71,133,721
Financials	242,509,512	—	—	242,509,512
Health Care	107,847,612	—	—	107,847,612
Industrials	243,568,222	—	—	243,568,222
Information Technology	113,493,181	—	—	113,493,181
Materials	73,682,226	—	—	73,682,226
Real Estate	128,762,964	—	—	128,762,964
Utilities	71,887,685	—	—	71,887,685
Exchange Traded Funds	170,184,346	—	—	170,184,346
Short-Term Investments
Investment Companies	85,926,937	—	—	85,926,937

Total Assets	$1,537,687,791	$—	$—	$1,537,687,791

Liabilities:
Futures	$(8,291,296)	$—	$—	$(8,291,296)

Total Liabilities	$(8,291,296)	$—	$—	$(8,291,296)

Total	$1,529,396,495	$—	$—	$1,529,396,495

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(8,291,296	)*

Total		$(8,291,296)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$27,451,718	$27,451,718

Total	$27,451,718	$27,451,718

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(16,960,583)	$(16,960,583)

Total	$(16,960,583)	$(16,960,583)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$158,007,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$620,804,125
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$793,134,456

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 16%)*	Net Proceeds of Sales and Redemptions (affiliated 11%)*	Net Realized Gain (Loss)
$100,570,320	$85,505,687	$25,941,281

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$507,283,967
Aggregate gross unrealized depreciation	(98,919,343)

Net unrealized appreciation	$408,364,624

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,121,031,871

For the year ended December 31, 2024, the Portfolio incurred approximately $81 as brokerage commissions with Bernstein Institutional Services LLC and $530 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers(Cost $14,935,046)	$31,034,071
Unaffiliated Issuers (Cost $1,100,870,629)	1,506,653,720
Cash	95,452,250
Cash held as collateral at broker for futures	9,367,400
Dividends, interest and other receivables	2,308,832
Due from broker for futures variation margin	173,125
Receivable for Portfolio shares sold	159,129
Receivable for securities sold	40,982
Securities lending income receivable	23,409
Other assets	7,293

Total assets	1,645,220,211

LIABILITIES
Payable for return of collateral on securities loaned	22,191,384
Investment management fees payable	756,354
Payable for Portfolio shares repurchased	523,077
Distribution fees payable - Class IB	351,996
Administrative fees payable	176,934
Trustees’ fees payable	2,743
Accrued expenses	131,314

Total liabilities	24,133,802

Commitments and contingent liabilities^
NET ASSETS	$1,621,086,409

Net assets were comprised of:
Paid in capital	$1,209,141,484
Total distributable earnings (loss)	411,944,925

Net assets	$1,621,086,409

Class IB
Net asset value, offering and redemption price per share, $1,610,241,883 / 101,885,863 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.80

Class K
Net asset value, offering and redemption price per share, $10,844,526 / 674,001 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.09

(x)	Includes value of securities on loan of $66,783,013.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($682,919 of dividend income received from affiliates) (net of $18,944 foreign withholding tax)	$30,157,115
Interest	5,807,128
Securities lending (net)	318,303

Total income	36,282,546

EXPENSES
Investment management fees	8,835,972
Distribution fees – Class IB (a)	3,863,882
Administrative fees	2,079,705
Distribution fees – Class IA (a)	245,505
Custodian fees	204,400
Printing and mailing expenses	151,092
Professional fees	113,457
Trustees’ fees	54,475
Miscellaneous	44,842

Total expenses	15,593,330

NET INVESTMENT INCOME (LOSS)	20,689,216

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($2,768,690 realized gain (loss) from affiliates)	156,988,696
Futures contracts	27,451,718

Net realized gain (loss)	184,440,414

Change in unrealized appreciation (depreciation) on:
Investments in securities ($29,963 of change in unrealized appreciation (depreciation) from affiliates)	(4,663,663)
Futures contracts	(16,960,583)

Net change in unrealized appreciation (depreciation)	(21,624,246)

NET REALIZED AND UNREALIZED GAIN (LOSS)	162,816,168

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$183,505,384

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,689,216	$19,433,999
Net realized gain (loss)	184,440,414	78,811,358
Net change in unrealized appreciation (depreciation)	(21,624,246)	99,948,416

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	183,505,384	198,193,773

Distributions to shareholders:
Class IA	—	(12,353,304)
Class IB	(199,169,281)	(86,790,116)
Class K	(1,322,214)	(687,305)

Total distributions to shareholders	(200,491,495)	(99,830,725)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 78,755 and 234,901 shares, respectively ]	1,302,838	3,682,089
Capital shares issued in reinvestment of dividends and distributions [ 0 and 777,249 shares, respectively ]	—	12,353,304
Capital shares repurchased in connection with share class combination (Note 1) [ (12,226,944) and 0 shares, respectively ]	(205,100,103)	—
Capital shares repurchased [ (579,462) and (1,149,529) shares, respectively ]	(9,636,752)	(18,146,797)

Total Class IA transactions	(213,434,017)	(2,111,404)

Class IB
Capital shares sold [ 938,942 and 1,212,657 shares, respectively ]	15,845,481	18,873,520
Capital shares issued in connection with share class combination (Note 1) [ 12,404,176 and 0 shares, respectively ]	205,100,103	—
Capital shares issued in reinvestment of dividends and distributions [ 11,955,501 and 5,539,492 shares, respectively ]	199,169,281	86,790,116
Capital shares repurchased [ (12,668,948) and (10,206,679) shares, respectively ]	(215,515,319)	(159,150,473)

Total Class IB transactions	204,599,546	(53,486,837)

Class K
Capital shares sold [ 45,999 and 29,785 shares, respectively ]	796,294	468,003
Capital shares issued in reinvestment of dividends and distributions [ 77,989 and 43,160 shares, respectively ]	1,322,214	687,305
Capital shares repurchased [ (127,809) and (206,227) shares, respectively ]	(2,209,068)	(3,239,508)

Total Class K transactions	(90,560)	(2,084,200)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,925,031)	(57,682,441)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,911,142)	40,680,607
NET ASSETS:
Beginning of year	1,646,997,551	1,606,316,944

End of year	$1,621,086,409	$1,646,997,551

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.01	$15.07	$18.30	$16.37	$16.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.19	0.14	0.10	0.14
Net realized and unrealized gain (loss)	1.73	1.76	(2.81)	4.30	0.62

Total from investment operations	1.94	1.95	(2.67)	4.40	0.76

Less distributions:
Dividends from net investment income	(0.24)	(0.23)	(0.15)	(0.11)	(0.17)
Distributions from net realized gains	(1.91)	(0.78)	(0.41)	(2.36)	(0.52)

Total dividends and distributions	(2.15)	(1.01)	(0.56)	(2.47)	(0.69)

Net asset value, end of year	$15.80	$16.01	$15.07	$18.30	$16.37

Total return	11.66%	13.19%	(14.58)%	27.38%	4.99%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,610,242	$1,429,217	$1,397,370	$1,818,559	$1,612,699
Ratio of expenses to average net assets (f)	0.94%	0.95%	0.93%	0.92%	0.94%
Ratio of net investment income (loss) to average net assets (f)	1.25%	1.22%	0.84%	0.51%	1.00%
Portfolio turnover rate^	42%	28%	28%	23%	29%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.26	$15.29	$18.56	$16.56	$16.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.23	0.18	0.15	0.18
Net realized and unrealized gain (loss)	1.76	1.79	(2.84)	4.36	0.63

Total from investment operations	2.02	2.02	(2.66)	4.51	0.81

Less distributions:
Dividends from net investment income	(0.28)	(0.27)	(0.20)	(0.15)	(0.21)
Distributions from net realized gains	(1.91)	(0.78)	(0.41)	(2.36)	(0.52)

Total dividends and distributions	(2.19)	(1.05)	(0.61)	(2.51)	(0.73)

Net asset value, end of year	$16.09	$16.26	$15.29	$18.56	$16.56

Total return	11.98%	13.45%	(14.38)%	27.76%	5.22%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,845	$11,024	$12,403	$15,848	$12,760
Ratio of expenses to average net assets (f)	0.69%	0.70%	0.68%	0.67%	0.69%
Ratio of net investment income (loss) to average net assets (f)	1.50%	1.46%	1.10%	0.77%	1.25%
Portfolio turnover rate^	42%	28%	28%	23%	29%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (39.7%)
Banco Santander SA, 4.45%, dated 12/31/24, due 1/2/25, repurchase price $78,000,001, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-9.000%, maturing 5/1/25-11/15/59; total market value $84,210,204.	$78,000,000	$78,000,000
Bank of Nova Scotia (The), 4.44%, dated 12/31/24, due 1/2/25, repurchase price $250,061,734, collateralized by various U.S. Government Agency Securities, ranging from 2.750%-4.750%, maturing 5/17/32-5/15/45; total market value $255,062,969.	250,000,000	250,000,000
BofA Securities, Inc., 4.46%, dated 12/31/24, due 1/2/25, repurchase price $300,000,000, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-7.000%, maturing 10/1/28-4/20/74; total market value $317,742,943.	300,000,000	300,000,000
BofA Securities, Inc., 4.46%, dated 12/31/24, due 1/2/25, repurchase price $120,000,017, collateralized by various U.S. Government Agency Securities, ranging from 2.250%-4.375%, maturing 9/30/25-7/15/27; total market value $122,400,017.	120,000,000	120,000,000
Credit Agricole Corporate and Investment Bank, 4.45%, dated 12/31/24, due 1/2/25, repurchase price $250,000,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-5.000%, maturing 1/31/25-9/30/30; total market value $255,000,007.	250,000,000	250,000,000

Total Repurchase Agreements		998,000,000

U.S. Government Agency Securities (29.2%)
FFCB
(SOFR + 0.01%), 4.38%, 4/17/25 (k)	7,600,000	7,600,000
FHLB
4.51%, 1/3/25 (o)(p)	33,700,000	33,691,558
(SOFR + 0.01%), 4.38%, 1/13/25 (k)	45,000,000	45,000,000
4.73%, 1/23/25 (o)(p)	22,000,000	21,936,530
(SOFR + 0.02%), 4.39%, 1/27/25 (k)	3,000,000	3,000,000
4.69%, 2/4/25 (o)(p)	7,300,000	7,267,803
4.64%, 2/7/25 (o)(p)	66,700,000	66,383,104
4.78%, 2/10/25 (o)(p)	14,000,000	13,925,955
4.78%, 2/11/25 (o)(p)	14,500,000	14,421,394
4.27%, 2/14/25 (o)(p)	40,000,000	39,792,320
(SOFR + 0.01%), 4.38%, 3/4/25 (k)	21,700,000	21,700,000
(SOFR + 0.01%), 4.38%, 3/10/25 (k)	7,200,000	7,200,000
(SOFR + 0.01%), 4.38%, 3/11/25 (k)	49,000,000	49,000,000
4.41%, 3/14/25 (o)(p)	7,100,000	7,037,875
(SOFR + 0.02%), 4.39%, 3/20/25 (k)	44,000,000	44,000,000
4.29%, 3/21/25 (o)(p)	48,000,000	47,552,439
5.18%, 4/7/25	7,000,000	7,000,000
(SOFR + 0.02%), 4.39%, 4/10/25 (k)	10,400,000	10,400,000
(SOFR + 0.01%), 4.38%, 4/11/25 (k)	3,300,000	3,300,000
(SOFR + 0.01%), 4.38%, 4/14/25 (k)	3,400,000	3,400,000
(SOFR + 0.03%), 4.40%, 4/14/25 (k)	63,000,000	63,000,000
(SOFR + 0.03%), 4.40%, 4/23/25 (k)	51,000,000	51,000,000
4.38%, 4/30/25 (o)(p)	12,600,000	12,420,072
5.20%, 5/5/25	14,000,000	14,000,000
(SOFR + 0.02%), 4.39%, 5/6/25 (k)	3,500,000	3,500,000
(SOFR + 0.02%), 4.39%, 5/7/25 (k)	6,900,000	6,900,000
(SOFR + 0.02%), 4.39%, 5/8/25 (k)	15,500,000	15,500,000
(SOFR + 0.02%), 4.39%, 5/12/25 (k)	7,400,000	7,400,000
5.32%, 5/12/25	14,300,000	14,300,000
(SOFR + 0.02%), 4.39%, 5/14/25 (k)	9,400,000	9,400,000
(SOFR + 0.00%), 4.37%, 5/28/25 (k)	6,300,000	6,300,000
(SOFR + 0.02%), 4.39%, 6/6/25 (k)	4,800,000	4,800,000
(SOFR + 0.02%), 4.39%, 6/12/25 (k)	4,100,000	4,100,000
4.22%, 6/16/25 (o)(p)	14,600,000	14,321,286
(SOFR + 0.04%), 4.41%, 6/18/25 (k)	32,000,000	32,000,000
(SOFR + 0.01%), 4.38%, 6/23/25 (k)	10,000,000	10,000,000
(SOFR + 0.01%), 4.38%, 7/28/25 (k)	10,000,000	10,000,000

Total U.S. Government Agency Securities		732,550,336

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (31.9%)
U.S. Treasury Bills 4.65%, 1/2/25 (p)	$38,000,000	$37,995,090
4.40%, 1/7/25 (p)	7,000,000	6,994,867
4.61%, 1/9/25 (p)	74,300,000	74,223,938
4.99%, 1/16/25 (p)	17,000,000	16,964,690
4.31%, 1/28/25 (p)	47,800,000	47,645,875
4.51%, 1/30/25 (p)	21,600,000	21,521,874
4.30%, 2/6/25 (p)	23,000,000	22,901,560
4.45%, 2/11/25 (p)	25,000,000	24,873,868
4.44%, 2/18/25 (p)	26,000,000	25,846,773
4.47%, 2/25/25 (p)	20,000,000	19,864,181
4.44%, 2/27/25 (p)	17,600,000	17,476,969
4.46%, 3/4/25 (p)	25,600,000	25,404,686
4.43%, 3/6/25 (p)	11,800,000	11,707,698
4.34%, 3/13/25 (p)	24,200,000	23,994,771
4.41%, 3/18/25 (p)	12,600,000	12,483,758
4.56%, 3/20/25 (p)	47,700,000	47,233,462
4.28%, 3/27/25 (p)	37,500,000	37,124,583
4.44%, 4/1/25 (p)	12,700,000	12,560,618
4.36%, 4/8/25 (p)	25,000,000	24,709,337
4.36%, 4/10/25 (p)	26,000,000	25,692,082
4.29%, 4/15/25 (p)	13,000,000	12,840,764
4.37%, 4/24/25 (p)	12,000,000	11,837,657
4.29%, 4/29/25 (p)	20,000,000	19,722,700
4.39%, 5/1/25 (p)	19,300,000	19,021,758
4.38%, 5/15/25 (p)	8,200,000	8,068,449
4.28%, 6/12/25 (p)	12,400,000	12,165,640
4.24%, 6/20/25 (p)	38,000,000	37,253,511
4.26%, 6/26/25 (p)	37,500,000	36,735,500
0.00%, 7/3/25 (p)	24,000,000	23,498,287
4.24%, 10/30/25 (p)	12,300,000	11,876,948
4.35%, 11/28/25 (p)	19,900,000	19,133,358
4.24%, 12/26/25 (p)	29,000,000	27,822,979
U.S. Treasury Notes 0.50%, 3/31/25	8,000,000	7,911,220
0.25%, 10/31/25	4,800,000	4,639,010
5.00%, 10/31/25	3,300,000	3,316,229
2.88%, 11/30/25	3,000,000	2,959,978
4.88%, 11/30/25	4,300,000	4,319,131

Total U.S. Treasury Obligations		800,343,799

Total Investments in Securities (100.8%) (Amortized Cost $2,530,894,135)		2,530,894,135
Other Assets Less Liabilities (-0.8%)		(20,887,368)

Net Assets (100%)		$2,510,006,767

Federal Income Tax Cost of Investments		$2,530,894,135

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2024.
(p)	Yield to maturity.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Repurchase Agreements	$—	$998,000,000	$—	$998,000,000
U.S. Government Agency Securities	—	278,750,336	—	278,750,336
U.S. Treasury Obligations	—	777,198,231	—	777,198,231
U.S. Government Agency Securities
U.S. Government Agency Securities	—	453,800,000	—	453,800,000
U.S. Treasury Obligations
U.S. Treasury Obligations	—	23,145,568	—	23,145,568

Total Assets	$—	$2,530,894,135	$—	$2,530,894,135

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,530,894,135	$—	$2,530,894,135

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value:
Unaffiliated Issuers (Cost $1,532,894,135)	$1,532,894,135
Repurchase Agreements (Cost $998,000,000)	998,000,000
Cash	1,140,298
Dividends, interest and other receivables	3,138,728
Other assets	10,749

Total assets	2,535,183,910

LIABILITIES
Payable for securities purchased	23,498,287
Investment management fees payable	660,032
Distribution fees payable – Class IB	394,437
Administrative fees payable	190,664
Distribution fees payable - Class IA	129,937
Trustees’ fees payable	1,335
Accrued expenses	302,451

Total liabilities	25,177,143

Commitments and contingent liabilities^
NET ASSETS	$2,510,006,767

Net assets were comprised of:
Paid in capital	$2,509,995,016
Total distributable earnings (loss)	11,751

Net assets	$2,510,006,767

Class IA
Net asset value, offering and redemption price per share, $614,937,856 / 614,476,754 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $1,895,068,911 / 1,894,849,331 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$124,141,362

Total income	124,141,362

EXPENSES
Investment management fees	7,537,565
Distribution fees – Class IB	4,409,414
Administrative fees	2,187,726
Distribution fees – Class IA	1,553,213
Printing and mailing expenses	197,807
Professional fees	129,471
Custodian fees	81,100
Trustees’ fees	77,781
Miscellaneous	54,769

Total expenses	16,228,846

NET INVESTMENT INCOME (LOSS)	107,912,516

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	463,932

NET REALIZED AND UNREALIZED GAIN (LOSS)	463,932

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,376,448

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$107,912,516	$88,923,225
Net realized gain (loss)	463,932	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	108,376,448	88,923,225

Distributions to shareholders:
Class IA	(28,275,669)	(24,014,654)
Class IB	(80,089,028)	(64,908,571)

Total distributions to shareholders	(108,364,697)	(88,923,225)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 413,536,301 and 495,133,972 shares, respectively ]	413,909,202	495,498,717
Capital shares issued in reinvestment of dividends [ 28,250,238 and 23,996,969 shares, respectively ]	28,275,669	24,014,654
Capital shares repurchased [ (442,733,664) and (339,142,664) shares, respectively ]	(443,136,842)	(339,392,496)

Total Class IA transactions	(951,971)	180,120,875

Class IB
Capital shares sold [ 23,446,603,888 and 18,001,986,933 shares, respectively ]	23,454,366,127	18,005,959,347
Capital shares issued in reinvestment of dividends [ 80,063,032 and 64,894,229 shares, respectively ]	80,089,028	64,908,571
Capital shares repurchased [ (23,169,548,088) and (17,811,983,976) shares, respectively ]	(23,177,455,244)	(17,815,914,464)

Total Class IB transactions	356,999,911	254,953,454

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	356,047,940	435,074,329

TOTAL INCREASE (DECREASE) IN NET ASSETS	356,059,691	435,074,329
NET ASSETS:
Beginning of year	2,153,947,076	1,718,872,747

End of year	$2,510,006,767	$2,153,947,076

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.04	0.01	—	—	#
Net realized and unrealized gain (loss)	— #	—	— #	— #	—	#

Total from investment operations	0.05	0.04	0.01	— #	—	#

Less distributions:
Dividends from net investment income	(0.05)	(0.04)	(0.01)	—	—	#
Distributions from net realized gains	— #	—	— #	— #	—	#

Total dividends and distributions	(0.05)	(0.04)	(0.01)	— #	—	#

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	4.65%	4.47%	1.11%	0.16%	0.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$614,938	$615,877	$435,756	$330,232	$364,115
Ratio of expenses to average net assets:
After waivers	0.68%	0.69%	0.52%	0.04%	0.32%
Before waivers	0.68%	0.69%	0.69%	0.70%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers	4.53%	4.42%	1.17%	—%	0.18%
Before waivers	4.53%	4.42%	0.99%	(0.65)%	(0.22)%

Class IB	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.04	0.01	—	—	#
Net realized and unrealized gain (loss)	— #	—	— #	— #	—	#

Total from investment operations	(0.05)	0.04	0.01	— #	—	#

Less distributions:
Dividends from net investment income	(0.05)	(0.04)	(0.01)	—	—	#
Distributions from net realized gains	— #	—	— #	— #	—	#

Total dividends and distributions	0.05	(0.04)	(0.01)	— #	—	#

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	4.65%	4.47%	1.11%	0.16%	0.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,895,069	$1,538,070	$1,283,116	$1,183,684	$1,268,907
Ratio of expenses to average net assets:
After waivers	0.68%	0.69%	0.52%	0.04%	0.31%
Before waivers	0.68%	0.69%	0.69%	0.70%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers	4.52%	4.40%	1.14%	—%	0.18%
Before waivers	4.52%	4.40%	0.97%	(0.65)%	(0.21)%
#	Per share amount is less than $0.005.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1080

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.8%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	1,467	$44,993
Bandwidth, Inc., Class A*	3,316	56,438
Cogent Communications Holdings, Inc.	6,631	511,051
Globalstar, Inc. (x)*	93,807	194,181
IDT Corp., Class B	1,622	77,077

		883,740

Entertainment (0.2%)
Atlanta Braves Holdings, Inc., Class A*	1,546	63,077
Atlanta Braves Holdings, Inc., Class C*	7,524	287,868
Cinemark Holdings, Inc.*	13,155	407,542
Eventbrite, Inc., Class A*	10,365	34,826
Golden Matrix Group, Inc.*	2,920	5,782
IMAX Corp.*	6,526	167,066
LiveOne, Inc. (x)*	8,867	13,034
Madison Square Garden Entertainment Corp., Class A*	573	20,399
Vivid Seats, Inc., Class A*	10,565	48,916

		1,048,510

Interactive Media & Services (2.9%)
Bumble, Inc., Class A*	1,281	10,427
Cargurus, Inc., Class A*	12,974	474,070
EverQuote, Inc., Class A*	3,587	71,704
fuboTV, Inc. (x)*	3,667	4,621
Getty Images Holdings, Inc. (x)*	13,552	29,272
Grindr, Inc.*	3,712	66,222
MediaAlpha, Inc., Class A*	4,190	47,305
QuinStreet, Inc.*	8,159	188,228
Shutterstock, Inc.	2,881	87,439
System1, Inc. (x)*	4,010	3,602
Webtoon Entertainment, Inc. (x)*	891	12,100
Yelp, Inc., Class A*	9,638	372,991
ZipRecruiter, Inc., Class A*	10,758	77,888
ZoomInfo Technologies, Inc., Class A*	1,068,379	11,228,663

		12,674,532

Media (0.5%)
Boston Omaha Corp., Class A*	265	3,758
Cardlytics, Inc. (x)*	6,101	22,635
Clear Channel Outdoor Holdings, Inc.*	6,308	8,642
Entravision Communications Corp., Class A	1,743	4,096
Gambling.com Group Ltd.*	2,401	33,806
Ibotta, Inc., Class A*	17,256	1,123,021
Innovid Corp.*	912	2,818
Integral Ad Science Holding Corp.*	1,310	13,676
John Wiley & Sons, Inc., Class A	3,179	138,954
Magnite, Inc.*	16,822	267,806
PubMatic, Inc., Class A*	6,159	90,476
Sinclair, Inc.	4,859	78,424
Stagwell, Inc., Class A*	2,251	14,812
TechTarget, Inc.*	4,007	79,419
Thryv Holdings, Inc.*	5,548	82,110
Townsquare Media, Inc., Class A	1,749	15,898

		1,980,351

Wireless Telecommunication Services (0.0%)†
Gogo, Inc. (x)*	4,060	32,845

Total Communication Services		16,619,978

Consumer Discretionary (17.2%)
Automobile Components (0.7%)
Dorman Products, Inc.*	3,891	504,079
Gentherm, Inc.*	4,643	185,372
Holley, Inc.*	3,027	9,142
LCI Industries	3,738	386,472
Luminar Technologies, Inc., Class A (x)*	2,654	14,279
Modine Manufacturing Co.*	7,767	900,428
Patrick Industries, Inc.	4,865	404,184
Visteon Corp.*	4,095	363,308
XPEL, Inc. (m)*	3,851	153,809

		2,921,073

Automobiles (0.0%)†
Livewire Group, Inc. (x)*	2,951	14,194

Broadline Retail (4.5%)
1stdibs.com, Inc.*	1,189	4,209
Global-e Online Ltd.*	362,374	19,760,254
Groupon, Inc. (x)*	1,720	20,898
Savers Value Village, Inc. (x)*	3,630	37,208

		19,822,569

Distributors (0.0%)†
GigaCloud Technology, Inc., Class A (x)*	3,310	61,301

Diversified Consumer Services (0.6%)
Adtalem Global Education, Inc.*	1,012	91,940
American Public Education, Inc.*	78	1,682
Carriage Services, Inc., Class A	1,557	62,046
Coursera, Inc.*	20,997	178,475
European Wax Center, Inc., Class A*	4,653	31,036
Frontdoor, Inc.*	11,570	632,532
KinderCare Learning Cos., Inc.*	2,174	38,697
Laureate Education, Inc.*	15,861	290,098
Mister Car Wash, Inc.*	12,179	88,785
Nerdy, Inc. (x)*	9,648	15,630
OneSpaWorld Holdings Ltd.	15,097	300,430
Stride, Inc.*	6,399	665,048
Udemy, Inc.*	14,177	116,677
Universal Technical Institute, Inc.*	5,919	152,177

		2,665,253

Hotels, Restaurants & Leisure (2.9%)
Accel Entertainment, Inc., Class A*	7,757	82,845
BJ’s Restaurants, Inc.*	1,583	55,619
Bloomin’ Brands, Inc.	6,324	77,216
Brinker International, Inc.*	5,976	790,565
Cheesecake Factory, Inc. (The) (x)	7,267	344,746
Cracker Barrel Old Country Store, Inc. (x)	785	41,495
Dave & Buster’s Entertainment, Inc. (x)*	4,809	140,375
Denny’s Corp.*	5,209	31,514
Despegar.com Corp. (x)*	1,241	23,889
Dine Brands Global, Inc. (x)	350	10,535
Empire Resorts, Inc. (r)*	242	—
Everi Holdings, Inc.*	6,407	86,559
First Watch Restaurant Group, Inc.*	4,582	85,271
Global Business Travel Group I*	15,907	147,617
Hilton Grand Vacations, Inc.*	10,759	419,063
Inspired Entertainment, Inc.*	3,488	31,566
International Game Technology plc	2,499	44,132
Jack in the Box, Inc. (x)	2,920	121,589

See Notes to Financial Statements.

1081

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Krispy Kreme, Inc. (x)	12,606	$125,178
Kura Sushi USA, Inc., Class A (x)*	889	80,526
Lindblad Expeditions Holdings, Inc.*	3,674	43,574
Monarch Casino & Resort, Inc.	1,927	152,040
Nathan’s Famous, Inc.	307	24,133
ONE Group Hospitality, Inc. (The)*	3,021	8,761
Papa John’s International, Inc.	3,553	145,922
PlayAGS, Inc.*	5,787	66,724
Portillo’s, Inc., Class A (x)*	6,684	62,830
Potbelly Corp.*	4,164	39,225
RCI Hospitality Holdings, Inc.	671	38,562
Red Rock Resorts, Inc., Class A	3,344	154,626
Rush Street Interactive, Inc.*	11,650	159,838
Sabre Corp.*	12,135	44,293
Shake Shack, Inc., Class A*	5,716	741,937
Six Flags Entertainment Corp.	10,366	499,537
Super Group SGHC Ltd.	22,951	142,985
Sweetgreen, Inc., Class A*	15,061	482,856
Target Hospitality Corp.*	4,825	46,634
United Parks & Resorts, Inc.*	4,628	260,047
Vail Resorts, Inc.	34,905	6,542,942
Xponential Fitness, Inc., Class A (x)*	3,663	49,267

		12,447,033

Household Durables (0.8%)
Cavco Industries, Inc.*	1,245	555,556
Century Communities, Inc.	469	34,406
Champion Homes, Inc.*	3,828	337,247
Cricut, Inc., Class A (x)	5,678	32,365
Dream Finders Homes, Inc., Class A (x)*	4,072	94,755
Green Brick Partners, Inc.*	1,318	74,454
Hovnanian Enterprises, Inc., Class A*	45	6,022
Installed Building Products, Inc.	3,605	631,776
KB Home	1,390	91,351
Landsea Homes Corp.*	93	790
LGI Homes, Inc.*	225	20,115
Lovesac Co. (The)*	1,125	26,617
Sonos, Inc.*	16,338	245,723
Tri Pointe Homes, Inc.*	3,983	144,424
United Homes Group, Inc.*	914	3,866
Victoria plc (x)*	1,139,746	978,818
Worthington Enterprises, Inc.	4,216	169,104

		3,447,389

Leisure Products (4.6%)
Acushnet Holdings Corp. (x)	4,233	300,882
Marine Products Corp.	682	6,254
Peloton Interactive, Inc., Class A (x)*	2,264,679	19,702,707
Smith & Wesson Brands, Inc.	585	5,912
Sturm Ruger & Co., Inc.	766	27,093

		20,042,848

Specialty Retail (2.5%)
1-800-Flowers.com, Inc., Class A (x)*	834	6,814
Abercrombie & Fitch Co., Class A*	7,558	1,129,694
Academy Sports & Outdoors, Inc.	2,703	155,503
American Eagle Outfitters, Inc.	21,288	354,871
Arhaus, Inc., Class A	6,274	58,976
Arko Corp.	1,171	7,717
Beyond, Inc. (x)*	22,550	111,171
Boot Barn Holdings, Inc.*	4,445	674,840
Buckle, Inc. (The)	4,645	236,012
Build-A-Bear Workshop, Inc.	1,921	88,443
Caleres, Inc.	1,689	39,117
Camping World Holdings, Inc., Class A	8,608	181,457
EVgo, Inc., Class A*	2,358	9,550
Genesco, Inc.*	433	18,511
J Jill, Inc.	860	23,753
Leslie’s, Inc.*	17,699	39,469
National Vision Holdings, Inc.*	703	7,325
RealReal, Inc. (The)*	10,524	115,027
Revolve Group, Inc., Class A*	5,827	195,146
RH*	5,968	2,348,945
Sonic Automotive, Inc., Class A	645	40,861
ThredUp, Inc., Class A*	2,206	3,066
Tile Shop Holdings, Inc.*	1,290	8,940
Torrid Holdings, Inc. (x)*	3,416	17,866
Upbound Group, Inc.	8,083	235,781
Urban Outfitters, Inc.*	2,627	144,170
Victoria’s Secret & Co.*	2,752	113,988
Warby Parker, Inc., Class A*	13,328	322,671
Wayfair, Inc., Class A (x)*	92,415	4,095,833

		10,785,517

Textiles, Apparel & Luxury Goods (0.6%)
Figs, Inc., Class A*	120,551	746,211
Hanesbrands, Inc.*	53,029	431,656
Kontoor Brands, Inc.	8,291	708,134
Oxford Industries, Inc.	1,531	120,612
Rocky Brands, Inc.	389	8,869
Steven Madden Ltd.	10,880	462,618
Superior Group of Cos., Inc.	303	5,009
Wolverine World Wide, Inc.	11,937	265,001

		2,748,110

Total Consumer Discretionary		74,955,287

Consumer Staples (5.4%)
Beverages (1.5%)
Celsius Holdings, Inc.*	220,005	5,794,931
MGP Ingredients, Inc. (x)	2,148	84,567
National Beverage Corp.	3,461	147,681
Primo Brands Corp.	2,944	90,587
Vita Coco Co., Inc. (The)*	5,911	218,175

		6,335,941

Consumer Staples Distribution & Retail (0.6%)
Andersons, Inc. (The)	644	26,095
Chefs’ Warehouse, Inc. (The)*	5,268	259,818
Guardian Pharmacy Services, Inc., Class A*	461	9,340
Natural Grocers by Vitamin Cottage, Inc.	360	14,299
PriceSmart, Inc.	2,381	219,457
Sprouts Farmers Market, Inc.*	15,144	1,924,348

		2,453,357

Food Products (0.5%)
Beyond Meat, Inc. (x)*	8,495	31,941
BRC, Inc., Class A (x)*	7,155	22,681
Calavo Growers, Inc.	435	11,092
Cal-Maine Foods, Inc.	386	39,727
Forafric Global plc*	520	5,330
J & J Snack Foods Corp.	2,290	355,248

See Notes to Financial Statements.

1082

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
John B Sanfilippo & Son, Inc.	1,341	$116,814
Lancaster Colony Corp.	2,940	509,032
Lifeway Foods, Inc.*	661	16,393
Mama’s Creations, Inc.*	4,860	38,686
Mission Produce, Inc.*	617	8,866
Simply Good Foods Co. (The)*	13,689	533,597
SunOpta, Inc.*	14,281	109,964
Utz Brands, Inc. (x)	6,901	108,070
Vital Farms, Inc.*	4,997	188,337
Westrock Coffee Co. (x)*	5,016	32,203
WK Kellogg Co. (x)	9,959	179,162

		2,307,143

Household Products (0.2%)
Central Garden & Pet Co. (x)*	423	16,413
Central Garden & Pet Co., Class A*	1,142	37,743
Energizer Holdings, Inc.	10,782	376,184
Oil-Dri Corp. of America	177	15,512
WD-40 Co.	2,046	496,523

		942,375

Personal Care Products (2.6%)
Beauty Health Co. (The) (x)*	11,390	18,110
Herbalife Ltd.*	10,566	70,687
Honest Co., Inc. (The)*	4,953	34,324
Interparfums, Inc.	2,738	360,074
Nature’s Sunshine Products, Inc.*	374	5,483
Oddity Tech Ltd., Class A (x)*	256,234	10,766,953
Veru, Inc. (x)*	14,990	9,751

		11,265,382

Tobacco (0.0%)†
Ispire Technology, Inc. (x)*	2,719	13,676
Turning Point Brands, Inc.	2,188	131,499

		145,175

Total Consumer Staples		23,449,373

Energy (1.6%)
Energy Equipment & Services (1.0%)
Archrock, Inc.	25,020	622,748
Atlas Energy Solutions, Inc. (x)	10,272	227,833
Cactus, Inc., Class A	10,009	584,125
ChampionX Corp.	28,774	782,365
Core Laboratories, Inc.	6,910	119,612
DMC Global, Inc.*	597	4,388
Drilling Tools International Corp. (x)*	1,059	3,463
Helix Energy Solutions Group, Inc.*	3,964	36,944
Kodiak Gas Services, Inc.	1,279	52,221
Liberty Energy, Inc., Class A (x)	1,374	27,329
Nabors Industries Ltd.*	413	23,611
Natural Gas Services Group, Inc.*	305	8,174
Noble Corp. plc (x)	13,526	424,716
Oceaneering International, Inc.*	15,158	395,321
Seadrill Ltd.*	3,182	123,875
TETRA Technologies, Inc.*	19,334	69,216
Tidewater, Inc.*	7,315	400,204
Valaris Ltd.*	5,890	260,574

		4,166,719

Oil, Gas & Consumable Fuels (0.6%)
Berry Corp.	3,658	15,108
BKV Corp.*	417	9,916
Centrus Energy Corp., Class A (x)*	1,543	102,779
Crescent Energy Co., Class A	6,161	90,012
CVR Energy, Inc. (x)	4,500	84,330
Delek US Holdings, Inc.	2,770	51,245
Diversified Energy Co. plc (m)(x)	418	7,022
Dorian LPG Ltd.	2,743	66,847
Empire Petroleum Corp. (x)*	1,921	14,600
Encore Energy Corp.*	19,899	67,856
Evolution Petroleum Corp.	1,541	8,059
FLEX LNG Ltd. (x)	2,753	63,154
Gulfport Energy Corp.*	1,007	185,489
Kinetik Holdings, Inc., Class A	615	34,877
Kosmos Energy Ltd.*	70,677	241,715
Magnolia Oil & Gas Corp., Class A	24,060	562,523
NextDecade Corp. (x)*	17,497	134,902
Northern Oil & Gas, Inc.	941	34,968
REX American Resources Corp.*	448	18,677
Riley Exploration Permian, Inc.	253	8,076
Sable Offshore Corp. (x)*	7,522	172,254
SFL Corp. Ltd.	4,102	41,922
SM Energy Co.	2,961	114,768
Uranium Energy Corp. (x)*	59,917	400,845
Ur-Energy, Inc.*	48,681	55,983
VAALCO Energy, Inc.	1,156	5,052
Verde Clean Fuels, Inc.*	1,509	6,134
W&T Offshore, Inc. (x)	12,641	20,984
World Kinect Corp.	965	26,547

		2,646,644

Total Energy		6,813,363

Financials (7.7%)
Banks (0.5%)
Axos Financial, Inc.*	784	54,762
BancFirst Corp.	461	54,020
Bancorp, Inc. (The)*	6,514	342,832
Bank7 Corp.	12	560
Citizens Financial Services, Inc. (x)	54	3,419
City Holding Co.	133	15,758
Coastal Financial Corp.*	1,617	137,299
Columbia Financial, Inc.*	331	5,233
Esquire Financial Holdings, Inc.	901	71,630
First Bancorp	1,605	29,837
First Business Financial Services, Inc.	157	7,268
First Financial Bankshares, Inc.	19,752	712,060
First Foundation, Inc.	3,221	20,002
First Internet Bancorp	480	17,275
First Western Financial, Inc.*	337	6,588
Greene County Bancorp, Inc.	1,057	29,300
Lakeland Financial Corp.	202	13,890
Live Oak Bancshares, Inc.	4,619	182,681
Metrocity Bankshares, Inc.	455	14,537
Nicolet Bankshares, Inc.	464	48,678
Pathward Financial, Inc.	1,011	74,389
Peoples Financial Services Corp.	342	17,504
ServisFirst Bancshares, Inc.	2,108	178,632
Shore Bancshares, Inc.	829	13,140
Triumph Financial, Inc.*	3,041	276,366
USCB Financial Holdings, Inc.	468	8,307

		2,335,967

See Notes to Financial Statements.

1083

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	8,970	$386,158
B Riley Financial, Inc. (x)	3,200	14,688
Brightsphere Investment Group, Inc.	4,323	113,868
Cohen & Steers, Inc.	4,231	390,691
Diamond Hill Investment Group, Inc.	401	62,195
DigitalBridge Group, Inc.	6,526	73,613
Donnelley Financial Solutions, Inc.*	2,451	153,751
GCM Grosvenor, Inc., Class A (x)	6,172	75,730
Hamilton Lane, Inc., Class A	5,773	854,693
Moelis & Co., Class A	7,517	555,356
Open Lending Corp. (x)*	15,547	92,816
P10, Inc., Class A	5,865	73,958
Patria Investments Ltd., Class A	8,878	103,251
Perella Weinberg Partners, Class A	7,832	186,715
Piper Sandler Cos.	2,700	809,865
PJT Partners, Inc., Class A	3,559	561,646
StepStone Group, Inc., Class A	9,961	576,543
StoneX Group, Inc.*	478	46,830
Value Line, Inc.	129	6,811
Victory Capital Holdings, Inc., Class A	6,298	412,267
Virtus Investment Partners, Inc.	892	196,757
WisdomTree, Inc. (x)	19,274	202,377

		5,950,579

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	117	6,526
Dave, Inc.*	1,149	99,871
FirstCash Holdings, Inc.	5,957	617,145
LendingTree, Inc.*	1,452	56,265
Moneylion, Inc.*	1,332	114,565
NerdWallet, Inc., Class A*	5,354	71,208
OppFi, Inc.	2,543	19,479
PROG Holdings, Inc.	1,060	44,796
Regional Management Corp.	259	8,801
Upstart Holdings, Inc.*	11,810	727,142
World Acceptance Corp.*	515	57,907

		1,823,705

Financial Services (4.6%)
Affirm Holdings, Inc., Class A*	222,097	13,525,707
Alerus Financial Corp.	639	12,294
AvidXchange Holdings, Inc.*	26,183	270,732
Burford Capital Ltd.	183,831	2,343,845
Cantaloupe, Inc.*	8,200	77,982
Cass Information Systems, Inc.	1,757	71,879
Evertec, Inc.	9,631	332,558
Federal Agricultural Mortgage Corp., Class C	1,242	244,612
Flywire Corp.*	18,344	378,253
I3 Verticals, Inc., Class A*	189	4,355
International Money Express, Inc.*	4,869	101,421
Marqeta, Inc., Class A*	61,857	234,438
Mr Cooper Group, Inc.*	3,580	343,716
NCR Atleos Corp.*	10,818	366,947
NMI Holdings, Inc., Class A*	955	35,106
Pagseguro Digital Ltd., Class A*	15,079	94,395
Payoneer Global, Inc.*	31,076	312,003
Paysign, Inc.*	4,891	14,771
PennyMac Financial Services, Inc.	2,278	232,675
Priority Technology Holdings, Inc.*	2,646	31,091
Remitly Global, Inc.*	22,446	506,606
Sezzle, Inc. (x)*	322	82,368
StoneCo Ltd., Class A (x)*	22,021	175,507
Walker & Dunlop, Inc.	3,545	344,609

		20,137,870

Insurance (0.8%)
American Coastal Insurance Corp.*	1,589	21,388
AMERISAFE, Inc.	1,140	58,756
Baldwin Insurance Group, Inc. (The), Class A*	10,040	389,150
Bowhead Specialty Holdings, Inc.*	466	16,552
Crawford & Co., Class A	2,273	26,276
Goosehead Insurance, Inc., Class A*	3,382	362,618
HCI Group, Inc.	1,168	136,107
Investors Title Co.	32	7,576
Kingsway Financial Services, Inc.*	2,278	19,067
Lemonade, Inc. (x)*	6,464	237,100
Mercury General Corp.	510	33,905
Oscar Health, Inc., Class A*	29,950	402,528
Palomar Holdings, Inc.*	3,862	407,789
Root, Inc., Class A*	1,270	92,189
Selective Insurance Group, Inc.	7,816	730,952
SiriusPoint Ltd.*	1,193	19,553
Skyward Specialty Insurance Group, Inc.*	1,375	69,493
Tiptree, Inc., Class A	1,571	32,771
Trupanion, Inc.*	4,979	239,988
Universal Insurance Holdings, Inc.	558	11,751

		3,315,509

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
AG Mortgage Investment Trust, Inc. (REIT)	833	5,539
Angel Oak Mortgage REIT, Inc. (REIT)	604	5,605
KKR Real Estate Finance Trust, Inc. (REIT)	2,219	22,412

		33,556

Total Financials		33,597,186

Health Care (20.8%)
Biotechnology (11.1%)
4D Molecular Therapeutics, Inc.*	4,538	25,277
Absci Corp. (x)*	9,624	25,215
ACADIA Pharmaceuticals, Inc.*	17,999	330,282
Achieve Life Sciences, Inc.*	3,152	11,095
Actinium Pharmaceuticals, Inc.*	4,594	5,788
ADC Therapeutics SA (x)*	6,385	12,706
ADMA Biologics, Inc.*	33,856	580,630
Aerovate Therapeutics, Inc. (x)*	1,620	4,293
Agenus, Inc. (x)*	436	1,195
Akebia Therapeutics, Inc.*	3,307	6,283
Akero Therapeutics, Inc.*	1,743	48,490
Aldeyra Therapeutics, Inc.*	898	4,481
Alector, Inc.*	11,177	21,125
Alkermes plc*	24,216	696,452
Altimmune, Inc. (x)*	67,986	490,179
ALX Oncology Holdings, Inc. (x)*	5,044	8,423
Amicus Therapeutics, Inc.*	44,126	415,667
AnaptysBio, Inc.*	3,289	43,546
Anavex Life Sciences Corp. (x)*	3,073	33,004

See Notes to Financial Statements.

1084

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Anika Therapeutics, Inc.*	388	$6,386
Apogee Therapeutics, Inc. (x)*	5,714	258,844
Applied Therapeutics, Inc.*	8,532	7,305
Arbutus Biopharma Corp.*	1,776,389	5,808,792
Arcellx, Inc.*	6,494	498,025
Arcturus Therapeutics Holdings, Inc. (x)*	3,236	54,915
Arcus Biosciences, Inc.*	8,039	119,701
Arcutis Biotherapeutics, Inc.*	16,137	224,788
Ardelyx, Inc.*	35,494	179,955
ArriVent Biopharma, Inc. (x)*	2,598	69,211
Arrowhead Pharmaceuticals, Inc.*	17,962	337,686
ARS Pharmaceuticals, Inc. (x)*	7,571	79,874
Artiva Biotherapeutics, Inc.*	1,049	10,574
Astria Therapeutics, Inc.*	5,980	53,461
Atossa Therapeutics, Inc. (x)*	1,053	994
Aurinia Pharmaceuticals, Inc.*	14,492	130,138
Avid Bioservices, Inc.*	8,906	109,989
Avidity Biosciences, Inc.*	16,699	485,607
Avita Medical, Inc. (x)*	3,596	46,029
Beam Therapeutics, Inc.*	19,605	486,204
Bicara Therapeutics, Inc. (x)*	1,672	29,126
BioCryst Pharmaceuticals, Inc.*	31,266	235,120
Biohaven Ltd.*	28,487	1,063,989
Biomea Fusion, Inc. (x)*	3,660	14,201
Black Diamond Therapeutics, Inc.*	3,839	8,215
Blueprint Medicines Corp.*	9,569	834,608
Boundless Bio, Inc. (x)*	2,485	7,207
Bridgebio Pharma, Inc.*	13,182	361,714
Cabaletta Bio, Inc.*	1,501	3,407
CAMP4 Therapeutics Corp.*	1,276	6,661
Candel Therapeutics, Inc.*	3,017	26,188
Capricor Therapeutics, Inc. (x)*	4,717	65,095
Cardiff Oncology, Inc. (x)*	2,484	10,781
CareDx, Inc.*	1,735	37,146
Cargo Therapeutics, Inc.*	563	8,118
Cartesian Therapeutics, Inc. (x)*	1,561	27,958
Catalyst Pharmaceuticals, Inc.*	16,778	350,157
Celcuity, Inc.*	4,635	60,672
Celldex Therapeutics, Inc.*	8,004	202,261
CervoMed, Inc.*	820	1,919
CG oncology, Inc.*	4,239	121,575
Cogent Biosciences, Inc.*	12,604	98,311
Coherus Biosciences, Inc. (x)*	4,547	6,275
Corbus Pharmaceuticals Holdings, Inc. (x)*	831	9,806
Crinetics Pharmaceuticals, Inc.*	13,192	674,507
Cullinan Therapeutics, Inc.*	6,948	84,627
Cytokinetics, Inc.*	1,619	76,158
Day One Biopharmaceuticals, Inc.*	6,733	85,307
Denali Therapeutics, Inc.*	10,796	220,022
Dianthus Therapeutics, Inc. (x)*	261	5,690
Disc Medicine, Inc.*	280	17,752
Dynavax Technologies Corp.*	15,563	198,740
Dyne Therapeutics, Inc.*	12,415	292,497
Elevation Oncology, Inc. (x)*	4,710	2,650
Exelixis, Inc.*	17,515	583,250
Fennec Pharmaceuticals, Inc. (x)*	722	4,563
Fibrobiologics, Inc. (x)*	3,831	7,662
Foghorn Therapeutics, Inc.*	2,035	9,605
Galectin Therapeutics, Inc. (x)*	2,027	2,615
Geron Corp.*	61,913	219,172
Greenwich Lifesciences, Inc. (x)*	902	10,129
Halozyme Therapeutics, Inc.*	18,740	895,959
Heron Therapeutics, Inc. (x)*	1,783	2,728
HilleVax, Inc. (x)*	811	1,679
Humacyte, Inc. (x)*	12,680	64,034
Ideaya Biosciences, Inc.*	12,733	327,238
IGM Biosciences, Inc. (x)*	1,786	10,912
ImmunityBio, Inc. (x)*	16,943	43,374
Immunome, Inc. (x)*	7,980	84,748
Immunovant, Inc.*	57,555	1,425,637
Inhibrx Biosciences, Inc.*	812	12,505
Inmune Bio, Inc. (x)*	1,849	8,635
Insmed, Inc.*	25,909	1,788,757
Intellia Therapeutics, Inc.*	78,882	919,764
Iovance Biotherapeutics, Inc.*	41,334	305,872
Ironwood Pharmaceuticals, Inc., Class A*	7,114	31,515
Janux Therapeutics, Inc.*	4,215	225,671
Jasper Therapeutics, Inc. (x)*	1,717	36,709
KalVista Pharmaceuticals, Inc.*	5,387	45,628
Keros Therapeutics, Inc.*	4,697	74,354
Kiniksa Pharmaceuticals International plc, Class A*	5,825	115,219
Korro Bio, Inc. (x)*	249	9,479
Krystal Biotech, Inc.*	3,732	584,655
Kura Oncology, Inc.*	11,109	96,759
Kymera Therapeutics, Inc.*	7,072	284,507
Kyverna Therapeutics, Inc. (x)*	1,561	5,838
Larimar Therapeutics, Inc. (x)*	6,234	24,126
Lexeo Therapeutics, Inc. (x)*	3,071	20,207
Lexicon Pharmaceuticals, Inc. (x)*	5,146	3,800
Lineage Cell Therapeutics, Inc.*	19,632	9,865
MacroGenics, Inc.*	7,935	25,789
Madrigal Pharmaceuticals, Inc. (x)*	2,703	834,065
MannKind Corp.*	31,131	200,172
MeiraGTx Holdings plc*	4,839	29,470
Mersana Therapeutics, Inc.*	9,715	13,892
Metagenomi, Inc.*	2,455	8,863
MiMedx Group, Inc.*	8,207	78,951
Mineralys Therapeutics, Inc.*	1,050	12,926
Mirum Pharmaceuticals, Inc.*	5,972	246,942
Neurogene, Inc. (x)*	786	17,968
Novavax, Inc. (x)*	17,957	144,374
Nurix Therapeutics, Inc.*	7,301	137,551
Nuvalent, Inc., Class A*	5,294	414,414
Ocugen, Inc. (x)*	43,865	35,311
Olema Pharmaceuticals, Inc.*	1,577	9,194
Organogenesis Holdings, Inc., Class A*	1,486	4,755
ORIC Pharmaceuticals, Inc.*	2,110	17,028
Outlook Therapeutics, Inc. (x)*	1,354	2,559
Ovid therapeutics, Inc.*	8,833	8,247
PepGen, Inc. (x)*	2,077	7,872
Perspective Therapeutics, Inc.*	6,174	19,695
Poseida Therapeutics, Inc., Class A*	2,904	27,878
Praxis Precision Medicines, Inc.*	2,621	201,712
Precigen, Inc. (x)*	3,362	3,765
Prime Medicine, Inc. (x)*	8,646	25,246
ProKidney Corp., Class A (x)*	176,349	298,030
Protagonist Therapeutics, Inc.*	8,784	339,062
Prothena Corp. plc*	3,938	54,541
PTC Therapeutics, Inc.*	8,693	392,402

See Notes to Financial Statements.

1085

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Puma Biotechnology, Inc.*	1,996	$6,088
Recursion Pharmaceuticals, Inc., Class A (x)*	86,502	584,754
Regulus Therapeutics, Inc. (x)*	2,623	4,144
Renovaro, Inc. (x)*	10,891	9,099
REVOLUTION Medicines, Inc.*	16,436	718,911
Rhythm Pharmaceuticals, Inc.*	8,243	461,443
Rigel Pharmaceuticals, Inc.*	1,975	33,220
Rocket Pharmaceuticals, Inc.*	9,836	123,639
Roivant Sciences Ltd.*	982,254	11,620,065
Sana Biotechnology, Inc. (x)*	19,162	31,234
Savara, Inc.*	13,055	40,079
Scholar Rock Holding Corp.*	10,491	453,421
Sera Prognostics, Inc., Class A*	4,540	36,956
Shattuck Labs, Inc.*	4,011	4,853
Soleno Therapeutics, Inc.*	3,855	173,282
Solid Biosciences, Inc.*	253	1,012
SpringWorks Therapeutics, Inc. (x)*	10,337	373,476
Spyre Therapeutics, Inc.*	494	11,500
Stoke Therapeutics, Inc.*	5,589	61,647
Summit Therapeutics, Inc. (x)*	13,129	234,287
Syndax Pharmaceuticals, Inc.*	12,187	161,112
Tango Therapeutics, Inc.*	6,687	20,663
Taysha Gene Therapies, Inc. (x)*	27,786	48,070
Tenaya Therapeutics, Inc. (x)*	2,316	3,312
TG Therapeutics, Inc.*	20,988	631,739
TScan Therapeutics, Inc.*	3,766	11,449
Twist Bioscience Corp.*	8,770	407,542
Tyra Biosciences, Inc. (x)*	3,250	45,175
Upstream Bio, Inc.*	1,535	25,235
UroGen Pharma Ltd. (x)*	4,679	49,831
Vaxcyte, Inc.*	18,663	1,527,753
Vera Therapeutics, Inc., Class A*	6,672	282,159
Verastem, Inc.*	5,890	30,451
Vericel Corp.*	7,385	405,510
Viridian Therapeutics, Inc.*	8,082	154,932
Werewolf Therapeutics, Inc.*	287	425
X4 Pharmaceuticals, Inc. (x)*	25,410	18,641
Xencor, Inc.*	4,660	107,087
XOMA Royalty Corp.*	19,485	512,066
Y-mAbs Therapeutics, Inc.*	5,654	44,271
Zenas Biopharma, Inc. (x)*	1,359	11,130
Zura Bio Ltd., Class A (x)*	5,981	14,953

		48,387,529

Health Care Equipment & Supplies (2.9%)
Accuray, Inc.*	13,803	27,330
Alphatec Holdings, Inc.*	15,639	143,566
Artivion, Inc.*	4,572	130,713
AtriCure, Inc.*	4,562	139,415
Axogen, Inc.*	6,535	107,697
Bioventus, Inc., Class A*	1,978	20,769
Ceribell, Inc. (x)*	1,257	32,531
Cerus Corp.*	25,912	39,904
CONMED Corp. (x)	4,646	317,972
CVRx, Inc. (x)*	2,027	25,682
Embecta Corp.	916	18,915
Fractyl Health, Inc. (x)*	3,392	6,987
Glaukos Corp.*	7,363	1,104,008
Haemonetics Corp.*	7,546	589,192
Inari Medical, Inc.*	7,955	406,103
Inmode Ltd.*	1,500	25,050
Inspire Medical Systems, Inc.*	2,425	449,546
Integer Holdings Corp.*	3,521	466,603
iRadimed Corp.	1,140	62,700
iRhythm Technologies, Inc.*	4,696	423,438
Lantheus Holdings, Inc.*	10,344	925,374
LeMaitre Vascular, Inc.	3,062	282,133
LivaNova plc*	439	20,330
Merit Medical Systems, Inc.*	8,620	833,726
NeuroPace, Inc.*	2,036	22,783
Novocure Ltd.*	15,996	476,681
Orchestra BioMed Holdings, Inc. (x)*	1,615	6,460
Outset Medical, Inc. (x)*	106,057	117,723
Paragon 28, Inc. (x)*	7,117	73,519
PROCEPT BioRobotics Corp.*	6,703	539,726
Pulmonx Corp.*	5,363	36,415
Pulse Biosciences, Inc.*	2,833	49,323
RxSight, Inc.*	5,473	188,162
Sanara Medtech, Inc.*	571	18,957
Semler Scientific, Inc. (x)*	58,453	3,156,462
SI-BONE, Inc.*	5,097	71,460
Sight Sciences, Inc.*	5,323	19,376
STAAR Surgical Co.*	7,340	178,289
Stereotaxis, Inc.*	7,720	17,602
Surmodics, Inc.*	1,371	54,292
Tandem Diabetes Care, Inc.*	9,866	355,373
TransMedics Group, Inc. (x)*	4,932	307,510
Treace Medical Concepts, Inc.*	6,939	51,626
UFP Technologies, Inc.*	1,092	267,005
Zynex, Inc.*	2,573	20,610

		12,629,038

Health Care Providers & Services (2.6%)
Accolade, Inc.*	3,780	12,928
AdaptHealth Corp., Class A*	6,756	64,317
Addus HomeCare Corp.*	1,018	127,606
agilon health, Inc.*	1,763,104	3,349,898
AirSculpt Technologies, Inc. (x)*	2,296	11,916
Alignment Healthcare, Inc.*	15,252	171,585
AMN Healthcare Services, Inc.*	5,571	133,258
Ardent Health Partners, Inc.*	1,086	18,549
Astrana Health, Inc.*	6,500	204,945
Aveanna Healthcare Holdings, Inc.*	5,125	23,421
BrightSpring Health Services, Inc. (x)*	7,903	134,588
Brookdale Senior Living, Inc.*	24,360	122,531
Castle Biosciences, Inc.*	1,211	32,273
Community Health Systems, Inc.*	9,267	27,708
Concentra Group Holdings Parent, Inc.	11,448	226,442
CorVel Corp.*	4,002	445,263
DocGo, Inc.*	2,764	11,719
Enhabit, Inc.*	668	5,217
Ensign Group, Inc. (The)	8,361	1,110,843
GeneDx Holdings Corp., Class A*	245	18,831
Guardant Health, Inc.*	17,736	541,835
HealthEquity, Inc.*	12,915	1,239,194
Hims & Hers Health, Inc.*	28,511	689,396
InfuSystem Holdings, Inc.*	2,685	22,688
Innovage Holding Corp.*	944	3,710
Joint Corp. (The)*	1,672	17,773
LifeStance Health Group, Inc.*	9,855	72,631
ModivCare, Inc. (x)*	834	9,875
Nano-X Imaging Ltd. (x)*	8,001	57,607
National Research Corp.	2,266	39,972

See Notes to Financial Statements.

1086

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
NeoGenomics, Inc.*	1,369	$22,561
Option Care Health, Inc.*	12,097	280,651
Owens & Minor, Inc.*	1,710	22,350
PACS Group, Inc.*	5,557	72,852
Patterson Cos., Inc.	2,257	69,651
Pennant Group, Inc. (The)*	4,946	131,168
Performant Healthcare, Inc.*	6,392	19,304
Privia Health Group, Inc.*	15,337	299,838
Progyny, Inc.*	11,873	204,809
RadNet, Inc.*	9,958	695,467
Select Medical Holdings Corp.	11,224	211,572
Sonida Senior Living, Inc. (x)*	275	6,347
Talkspace, Inc.*	18,748	57,931
US Physical Therapy, Inc.	2,263	200,751
Viemed Healthcare, Inc.*	5,041	40,429

		11,284,200

Health Care Technology (0.3%)
Evolent Health, Inc., Class A*	17,551	197,449
Health Catalyst, Inc.*	905	6,398
HealthStream, Inc.	1,277	40,609
LifeMD, Inc.*	3,274	16,206
OptimizeRx Corp.*	2,435	11,834
Phreesia, Inc.*	8,410	211,596
Schrodinger, Inc. (x)*	31,783	613,094
Simulations Plus, Inc.	2,407	67,131
Teladoc Health, Inc.*	3,969	36,078
Waystar Holding Corp.*	4,174	153,186

		1,353,581

Life Sciences Tools & Services (2.5%)
10X Genomics, Inc., Class A*	80,971	1,162,743
Akoya Biosciences, Inc. (x)*	3,526	8,074
BioLife Solutions, Inc.*	4,749	123,284
ChromaDex Corp.*	7,340	38,939
Codexis, Inc.*	1,844	8,796
Conduit Pharmaceuticals, Inc. (x)*	4,564	313
CryoPort, Inc.*	5,078	39,507
Harvard Bioscience, Inc.*	1,842	3,887
Maravai LifeSciences Holdings, Inc., Class A*	16,697	90,999
MaxCyte, Inc.*	883,844	3,676,791
Mesa Laboratories, Inc.	235	30,989
OmniAb, Inc. (Earn Out Shares)(r)*	226	—
OmniAb, Inc. (Nasdaq Stock Exchange)(x)*	1,487	5,264
Quanterix Corp.*	835	8,876
Standard BioTools, Inc.*	3,241,741	5,673,047

		10,871,509

Pharmaceuticals (1.4%)
Alto Neuroscience, Inc. (x)*	1,781	7,534
Alumis, Inc. (x)*	989	7,773
Amneal Pharmaceuticals, Inc.*	19,589	155,145
Amphastar Pharmaceuticals, Inc. (x)*	5,802	215,428
ANI Pharmaceuticals, Inc.*	1,899	104,977
Aquestive Therapeutics, Inc. (x)*	3,049	10,854
Arvinas, Inc.*	9,795	187,770
ATAI Life Sciences NV (x)*	316,732	421,254
Avadel Pharmaceuticals plc (ADR)*	13,818	145,227
Axsome Therapeutics, Inc.*	5,548	469,416
BioAge Labs, Inc. (x)*	1,445	8,366
Biote Corp., Class A*	3,798	23,472
Cassava Sciences, Inc. (x)*	5,760	13,594
Collegium Pharmaceutical, Inc.*	4,785	137,090
Contineum Therapeutics, Inc., Class A*	1,000	14,650
Corcept Therapeutics, Inc.*	12,155	612,490
CorMedix, Inc. (x)*	8,408	68,105
Edgewise Therapeutics, Inc.*	10,919	291,537
Enliven Therapeutics, Inc. (x)*	5,084	114,390
Esperion Therapeutics, Inc. (x)*	7,761	17,074
Evolus, Inc.*	8,323	91,886
EyePoint Pharmaceuticals, Inc. (x)*	4,538	33,808
Fulcrum Therapeutics, Inc.*	3,388	15,924
GH Research plc (x)*	48,821	341,747
Harmony Biosciences Holdings, Inc.*	5,716	196,688
Harrow, Inc.*	4,515	151,478
Innoviva, Inc.*	783	13,585
Liquidia Corp.*	9,518	111,932
MBX Biosciences, Inc.*	952	17,545
MediWound Ltd. (x)*	1,200	21,360
Mind Medicine MindMed, Inc. (x)*	12,145	84,529
Neumora Therapeutics, Inc. (x)*	12,433	131,790
Ocular Therapeutix, Inc.*	23,657	202,031
Omeros Corp. (x)*	3,046	30,094
Pacira BioSciences, Inc.*	490	9,232
Phathom Pharmaceuticals, Inc. (x)*	1,025	8,323
Phibro Animal Health Corp., Class A	596	12,516
Rapport Therapeutics, Inc. (x)*	702	12,453
Revance Therapeutics, Inc.*	14,896	45,284
Scilex Holding Co. (r)*	1,312	475
scPharmaceuticals, Inc. (x)*	6,453	22,844
Septerna, Inc. (x)*	1,584	36,274
SIGA Technologies, Inc. (x)	5,675	34,107
Structure Therapeutics, Inc. (ADR)*	19,465	527,891
Supernus Pharmaceuticals, Inc.*	551	19,924
Tarsus Pharmaceuticals, Inc.*	5,526	305,975
Telomir Pharmaceuticals, Inc. (x)*	1,638	6,749
Terns Pharmaceuticals, Inc.*	517	2,864
Trevi Therapeutics, Inc.*	5,369	22,120
Verrica Pharmaceuticals, Inc.*	2,154	1,508
WaVe Life Sciences Ltd.*	11,878	146,931
Xeris Biopharma Holdings, Inc.*	21,950	74,410
Zevra Therapeutics, Inc. (x)*	4,255	35,487

		5,795,910

Total Health Care		90,321,767

Industrials (12.7%)
Aerospace & Defense (1.0%)
AAR Corp.*	1,092	66,918
AeroVironment, Inc.*	4,216	648,800
Archer Aviation, Inc., Class A (x)*	33,348	325,143
Byrna Technologies, Inc.*	2,617	75,396
Cadre Holdings, Inc.	3,849	124,323
Eve Holding, Inc. (x)*	7,558	41,115
Intuitive Machines, Inc. (x)*	472	8,572
Kratos Defense & Security Solutions, Inc.*	9,862	260,160
Leonardo DRS, Inc.*	11,065	357,510
Moog, Inc., Class A	4,277	841,885
Park Aerospace Corp.	1,302	19,074
Redwire Corp. (x)*	875	14,402
Rocket Lab USA, Inc. (x)*	52,271	1,331,342

See Notes to Financial Statements.

1087

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Virgin Galactic Holdings, Inc. (x)*	421	$2,475
VirTra, Inc. (x)*	1,596	10,773

		4,127,888

Building Products (0.8%)
American Woodmark Corp.*	149	11,850
Apogee Enterprises, Inc.	1,082	77,266
AZZ, Inc.	3,643	298,435
CSW Industrials, Inc.	2,520	889,056
Gibraltar Industries, Inc.*	2,133	125,634
Griffon Corp.	5,640	401,963
Insteel Industries, Inc.	1,221	32,979
Janus International Group, Inc.*	21,264	156,290
JELD-WEN Holding, Inc.*	4,080	33,415
Tecnoglass, Inc.	3,375	267,705
UFP Industries, Inc.	5,168	582,175
Zurn Elkay Water Solutions Corp.	20,637	769,760

		3,646,528

Commercial Services & Supplies (0.7%)
ACV Auctions, Inc., Class A*	22,340	482,544
Aris Water Solutions, Inc., Class A	331	7,927
Brink’s Co. (The)	6,657	617,570
Casella Waste Systems, Inc., Class A*	9,380	992,498
CECO Environmental Corp.*	4,278	129,324
Cimpress plc*	1,725	123,717
CompX International, Inc.	27	706
Driven Brands Holdings, Inc.*	8,984	145,002
HNI Corp.	3,442	173,374
Interface, Inc., Class A	786	19,139
LanzaTech Global, Inc.*	16,946	23,216
Liquidity Services, Inc.*	3,169	102,327
Montrose Environmental Group, Inc.*	4,849	89,949
Perma-Fix Environmental Services, Inc.*	2,449	27,110
Pitney Bowes, Inc.	6,455	46,734
Quad/Graphics, Inc.	2,628	18,317
Quest Resource Holding Corp.*	2,411	15,672
Viad Corp.*	2,959	125,787
VSE Corp.	420	39,942

		3,180,855

Construction & Engineering (1.3%)
Ameresco, Inc., Class A*	1,730	40,620
Argan, Inc.	1,895	259,691
Bowman Consulting Group Ltd., Class A*	2,025	50,524
Centuri Holdings, Inc. (x)*	2,509	48,449
Construction Partners, Inc., Class A*	6,450	570,567
Dycom Industries, Inc.*	4,271	743,410
Fluor Corp.*	23,541	1,161,042
Granite Construction, Inc.	5,457	478,634
IES Holdings, Inc.*	1,237	248,588
Limbach Holdings, Inc.*	1,536	131,389
MYR Group, Inc.*	2,403	357,494
Northwest Pipe Co.*	200	9,652
Orion Group Holdings, Inc.*	695	5,094
Primoris Services Corp.	7,402	565,513
Sterling Infrastructure, Inc.*	4,485	755,498

		5,426,165

Electrical Equipment (0.9%)
Allient, Inc.	125	3,035
American Superconductor Corp.*	5,145	126,721
Amprius Technologies, Inc.*	3,593	10,060
Array Technologies, Inc. (x)*	22,661	136,872
Atkore, Inc.	5,405	451,047
Blink Charging Co. (x)*	6,590	9,160
Bloom Energy Corp., Class A (x)*	27,607	613,151
ChargePoint Holdings, Inc. (x)*	35,007	37,458
EnerSys	5,498	508,180
Enovix Corp. (x)*	24,724	268,750
Fluence Energy, Inc., Class A (x)*	9,344	148,383
GrafTech International Ltd. (x)*	34,877	60,337
LSI Industries, Inc.	2,923	56,765
NANO Nuclear Energy, Inc. (x)*	262	6,523
NEXTracker, Inc., Class A*	16,127	589,119
NuScale Power Corp., Class A*	12,739	228,410
Plug Power, Inc. (x)*	10,586	22,548
Powell Industries, Inc. (x)	1,404	311,197
Preformed Line Products Co.	26	3,323
SES AI Corp. (x)*	2,371	5,192
Shoals Technologies Group, Inc., Class A*	25,433	140,645
SolarMax Technology, Inc. (x)*	4,519	7,321
Solidion Technology, Inc. (x)*	15,281	10,646
Thermon Group Holdings, Inc.*	413	11,882
Vicor Corp.*	1,855	89,634

		3,856,359

Ground Transportation (0.2%)
ArcBest Corp.	3,540	330,353
Covenant Logistics Group, Inc., Class A	195	10,629
Heartland Express, Inc.	2,844	31,910
Marten Transport Ltd.	1,893	29,550
PAMT Corp.*	182	2,981
Proficient Auto Logistics, Inc. (x)*	517	4,172
RXO, Inc.*	23,971	571,469
Universal Logistics Holdings, Inc.	357	16,401
Werner Enterprises, Inc.	1,244	44,684

		1,042,149

Machinery (2.4%)
374Water, Inc. (x)*	9,155	6,249
Alamo Group, Inc.	1,532	284,814
Albany International Corp., Class A	1,153	92,205
Atmus Filtration Technologies, Inc.	12,581	492,924
Blue Bird Corp.*	4,861	187,780
Chart Industries, Inc.*	6,457	1,232,254
Douglas Dynamics, Inc.	2,932	69,283
Energy Recovery, Inc.*	8,354	122,804
Enerpac Tool Group Corp., Class A	8,153	335,007
Enpro, Inc.	345	59,495
ESCO Technologies, Inc.	1,914	254,964
Federal Signal Corp.	9,032	834,466
Franklin Electric Co., Inc.	6,828	665,389
Gorman-Rupp Co. (The)	3,120	118,310
Graham Corp.*	1,531	68,084
Helios Technologies, Inc.	3,461	154,499
Hillenbrand, Inc.	3,490	107,422
Hillman Solutions Corp.*	6,723	65,482
Hyster-Yale, Inc.	1,089	55,463
John Bean Technologies Corp.	482	61,262
Kadant, Inc.	1,763	608,217
Lindsay Corp.	789	93,347

See Notes to Financial Statements.

1088

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Mayville Engineering Co., Inc.*	25	$393
Miller Industries, Inc.	106	6,928
Mueller Industries, Inc.	15,540	1,233,254
Mueller Water Products, Inc., Class A	23,372	525,870
Omega Flex, Inc.	454	19,054
REV Group, Inc.	6,087	193,993
Shyft Group, Inc. (The)	369	4,332
SPX Technologies, Inc.*	6,778	986,335
Standex International Corp.	1,336	249,819
Taylor Devices, Inc.*	347	14,442
Tennant Co.	1,243	101,342
Trinity Industries, Inc.	11,269	395,542
Watts Water Technologies, Inc., Class A	4,120	837,596

		10,538,620

Marine Transportation (0.0%)†
Costamare, Inc.	440	5,654
Himalaya Shipping Ltd.	4,074	19,800

		25,454

Passenger Airlines (0.5%)
Frontier Group Holdings, Inc. (x)*	6,771	48,142
Joby Aviation, Inc. (x)*	259,127	2,106,703
Sun Country Airlines Holdings, Inc.*	2,783	40,576
Wheels Up Experience, Inc. (x)*	13,750	22,687

		2,218,108

Professional Services (1.6%)
Barrett Business Services, Inc.	3,384	147,001
CBIZ, Inc.*	7,193	588,603
CRA International, Inc.	983	184,018
CSG Systems International, Inc.	4,477	228,819
DLH Holdings Corp.*	20	161
ExlService Holdings, Inc.*	23,641	1,049,188
Exponent, Inc.	7,600	677,160
First Advantage Corp.*	5,480	102,640
FiscalNote Holdings, Inc. (x)*	8,939	9,565
Franklin Covey Co.*	1,742	65,464
HireQuest, Inc.	848	12,008
Huron Consulting Group, Inc.*	2,626	326,307
ICF International, Inc.	2,804	334,265
Innodata, Inc.*	4,148	163,929
Insperity, Inc.	5,392	417,934
Kforce, Inc.	2,762	156,605
Legalzoom.com, Inc.*	19,459	146,137
Maximus, Inc.	9,052	675,732
NV5 Global, Inc.*	1,360	25,622
Spire Global, Inc.*	3,359	47,261
TriNet Group, Inc.	4,797	435,424
Upwork, Inc.*	18,700	305,745
Verra Mobility Corp., Class A*	24,753	598,527
WNS Holdings Ltd.*	6,476	306,898

		7,005,013

Trading Companies & Distributors (3.3%)
Alta Equipment Group, Inc. (x)	4,000	26,160
Applied Industrial Technologies, Inc.	5,786	1,385,573
Beacon Roofing Supply, Inc.*	8,717	885,473
Boise Cascade Co.	2,781	330,550
Core & Main, Inc., Class A*	134,635	6,854,268
Custom Truck One Source, Inc.*	4,953	23,824
Distribution Solutions Group, Inc.*	1,428	49,123
DXP Enterprises, Inc.*	148	12,228
EVI Industries, Inc.	550	8,992
FTAI Aviation Ltd.	15,330	2,208,133
Global Industrial Co.	2,115	52,431
GMS, Inc.*	5,282	448,072
H&E Equipment Services, Inc.	4,491	219,879
Herc Holdings, Inc.	4,232	801,245
Hudson Technologies, Inc.*	610	3,404
Karat Packaging, Inc.	912	27,597
McGrath RentCorp	3,647	407,808
Transcat, Inc.*	1,325	140,105
Xometry, Inc., Class A (x)*	6,386	272,427

		14,157,292

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	1,672	19,947

Total Industrials		55,244,378

Information Technology (23.9%)
Communications Equipment (0.2%)
Calix, Inc.*	6,616	230,700
Extreme Networks, Inc.*	10,382	173,795
Harmonic, Inc.*	16,708	221,047
Infinera Corp. (x)*	29,745	195,424

		820,966

Electronic Equipment, Instruments & Components (1.7%)
Advanced Energy Industries, Inc.	5,617	649,494
Arlo Technologies, Inc.*	14,700	164,493
Badger Meter, Inc.	4,416	936,722
Belden, Inc.	3,264	367,559
Climb Global Solutions, Inc.	618	78,331
CTS Corp.	3,514	185,293
Daktronics, Inc.*	751	12,662
ePlus, Inc.*	2,664	196,816
Evolv Technologies Holdings, Inc. (x)*	19,841	78,372
Fabrinet*	5,481	1,205,162
Insight Enterprises, Inc.*	4,095	622,850
Itron, Inc.*	6,144	667,116
Lightwave Logic, Inc. (x)*	17,657	37,080
MicroVision, Inc. (x)*	17,471	22,887
Mirion Technologies, Inc., Class A*	4,129	72,051
Napco Security Technologies, Inc.	5,327	189,428
nLight, Inc.*	508	5,329
Novanta, Inc.*	5,402	825,264
OSI Systems, Inc.*	2,222	372,029
Ouster, Inc.*	1,164	14,224
PAR Technology Corp.*	4,760	345,909
Plexus Corp.*	1,189	186,055

		7,235,126

IT Services (3.7%)
Applied Digital Corp. (x)*	19,930	152,265
ASGN, Inc.*	1,505	125,427
Backblaze, Inc., Class A*	6,088	36,650
BigBear.ai Holdings, Inc. (x)*	11,616	51,691
BigCommerce Holdings, Inc.*	11,130	68,116
Cloudflare, Inc., Class A*	134,586	14,492,221
Core Scientific, Inc. (x)*	21,049	295,738
Couchbase, Inc.*	6,044	94,226
DigitalOcean Holdings, Inc.*	9,870	336,271
Fastly, Inc., Class A*	15,694	148,151

See Notes to Financial Statements.

1089

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Grid Dynamics Holdings, Inc.*	6,914	$153,767
Hackett Group, Inc. (The)	3,503	107,612
Tucows, Inc., Class A (x)*	1,182	20,260

		16,082,395

Semiconductors & Semiconductor Equipment (1.9%)
ACM Research, Inc., Class A*	5,056	76,346
Aehr Test Systems (x)*	4,167	69,297
Ambarella, Inc.*	3,012	219,093
Axcelis Technologies, Inc.*	4,896	342,084
CEVA, Inc.*	3,012	95,029
Credo Technology Group Holding Ltd.*	21,048	1,414,636
Diodes, Inc.*	745	45,944
Everspin Technologies, Inc.*	2,186	13,969
FormFactor, Inc.*	11,618	511,192
GCT Semiconductor Holding, Inc. (x)*	1,094	2,549
Ichor Holdings Ltd.*	1,553	50,038
Impinj, Inc.*	3,449	501,002
indie Semiconductor, Inc., Class A (x)*	7,510	30,415
Kulicke & Soffa Industries, Inc.	7,984	372,533
MaxLinear, Inc., Class A*	11,411	225,710
Navitas Semiconductor Corp., Class A (x)*	2,559	9,136
NVE Corp.	737	60,014
PDF Solutions, Inc.*	4,589	124,270
Photronics, Inc.*	3,177	74,850
Power Integrations, Inc.	8,529	526,239
QuickLogic Corp. (x)*	2,063	23,312
Rambus, Inc.*	16,062	849,037
Semtech Corp.*	10,915	675,093
Silicon Laboratories, Inc.*	4,825	599,361
SiTime Corp.*	2,795	599,611
SkyWater Technology, Inc. (x)*	4,070	56,166
Synaptics, Inc.*	473	36,099
Ultra Clean Holdings, Inc.*	6,664	239,571
Veeco Instruments, Inc.*	7,104	190,387

		8,032,983

Software (13.6%)
8x8, Inc.*	19,994	53,384
A10 Networks, Inc.	10,631	195,610
ACI Worldwide, Inc.*	15,850	822,774
Adeia, Inc.	13,994	195,636
Agilysys, Inc.*	3,381	445,312
Airship AI Holdings, Inc. (x)*	1,992	12,470
Alarm.com Holdings, Inc.*	7,054	428,883
Alkami Technology, Inc.*	8,002	293,513
Altair Engineering, Inc., Class A*	8,175	891,974
Amplitude, Inc., Class A*	11,916	125,714
Appian Corp., Class A*	6,105	201,343
Arteris, Inc.*	4,211	42,910
Asana, Inc., Class A*	12,220	247,699
AudioEye, Inc.*	1,072	16,305
Aurora Innovation, Inc., Class A*	1,672,581	10,537,260
AvePoint, Inc.*	19,364	319,700
BILL Holdings, Inc.*	132,266	11,204,253
Blackbaud, Inc.*	6,058	447,807
BlackLine, Inc.*	8,667	526,607
Blend Labs, Inc., Class A*	35,739	150,461
Box, Inc., Class A*	21,166	668,846
Braze, Inc., Class A*	9,917	415,324
C3.ai, Inc., Class A (x)*	16,629	572,536
Cipher Mining, Inc.*	20,532	95,268
Cleanspark, Inc. (x)*	37,438	344,804
Clear Secure, Inc., Class A	13,198	351,595
Clearwater Analytics Holdings, Inc., Class A*	26,916	740,728
Commvault Systems, Inc.*	6,122	923,871
CS Disco, Inc.*	2,814	14,042
Daily Journal Corp.*	147	83,495
Digimarc Corp. (x)*	2,099	78,608
Domo, Inc., Class B*	4,840	34,267
D-Wave Quantum, Inc. (x)*	8,065	67,746
eGain Corp.*	2,468	15,376
Enfusion, Inc., Class A*	7,265	74,830
EverCommerce, Inc.*	2,288	25,191
Freshworks, Inc., Class A*	31,117	503,162
Intapp, Inc.*	8,021	514,066
InterDigital, Inc. (x)	3,806	737,298
Jamf Holding Corp.*	12,493	175,527
Kaltura, Inc.*	15,690	34,518
Klaviyo, Inc., Class A*	80,885	3,335,697
Life360, Inc. (x)*	1,277	52,702
LiveRamp Holdings, Inc.*	9,911	300,997
MARA Holdings, Inc. (x)*	35,046	587,721
Matterport, Inc.*	40,570	192,302
Meridianlink, Inc.*	2,983	61,599
MicroStrategy, Inc., Class A (x)*	17,743	5,138,728
Mitek Systems, Inc.*	6,975	77,632
N-able, Inc.*	10,613	99,125
NCR Voyix Corp.*	19,802	274,060
NextNav, Inc. (x)*	11,623	180,854
Olo, Inc., Class A*	7,938	60,964
OneSpan, Inc.*	5,264	97,595
Ooma, Inc.*	584	8,211
PagerDuty, Inc.*	13,523	246,930
Porch Group, Inc.*	11,560	56,875
Prairie Operating Co. (x)*	636	4,401
Progress Software Corp.	6,382	415,787
PROS Holdings, Inc.*	6,762	148,494
Q2 Holdings, Inc.*	8,866	892,363
Qualys, Inc.*	5,582	782,708
QXO, Inc. (x)	355,326	5,649,683
Rapid7, Inc.*	9,300	374,139
Red Violet, Inc.*	1,666	60,309
Rekor Systems, Inc. (x)*	9,629	15,021
ReposiTrak, Inc. (x)	1,744	38,595
Rimini Street, Inc.*	1,157	3,089
Riot Platforms, Inc. (x)*	5,435	55,491
Sapiens International Corp. NV	4,632	124,462
SEMrush Holdings, Inc., Class A*	5,624	66,813
Silvaco Group, Inc. (x)*	667	5,389
SoundHound AI, Inc., Class A (x)*	46,348	919,544
SoundThinking, Inc.*	1,122	14,653
Sprinklr, Inc., Class A*	17,585	148,593
Sprout Social, Inc., Class A*	7,527	231,154
SPS Commerce, Inc.*	5,663	1,041,935
Tenable Holdings, Inc.*	17,791	700,610
Terawulf, Inc. (x)*	37,581	212,708
Varonis Systems, Inc.*	16,592	737,183
Vertex, Inc., Class A*	8,173	436,030
Viant Technology, Inc., Class A*	2,425	46,051

See Notes to Financial Statements.

1090

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Weave Communications, Inc.*	5,935	$94,485
WM Technology, Inc.*	11,863	16,371
Workiva, Inc., Class A*	7,590	831,105
Yext, Inc.*	15,552	98,911
Zeta Global Holdings Corp., Class A*	26,867	483,337
Zuora, Inc., Class A*	21,078	209,094

		59,261,213

Technology Hardware, Storage & Peripherals (2.8%)
CompoSecure, Inc., Class A (x)	3,409	52,260
Corsair Gaming, Inc.*	1,457	9,631
CPI Card Group, Inc.*	670	20,026
IonQ, Inc. (x)*	290,579	12,137,485
Turtle Beach Corp.*	1,524	26,380

		12,245,782

Total Information Technology		103,678,465

Materials (1.9%)
Chemicals (0.9%)
Arq, Inc.*	114	863
ASP Isotopes, Inc. (x)*	7,289	33,019
Aspen Aerogels, Inc.*	2,267	26,932
Balchem Corp.	4,870	793,786
Cabot Corp.	8,109	740,433
Ginkgo Bioworks Holdings, Inc., Class A (x)*	13,689	134,426
Hawkins, Inc.	2,903	356,111
HB Fuller Co.	2,315	156,216
Ingevity Corp.*	5,492	223,799
Innospec, Inc.	3,192	351,312
Northern Technologies International Corp. (x)	1,176	15,864
Orion SA	8,461	133,599
PureCycle Technologies, Inc. (x)*	3,784	38,786
Quaker Chemical Corp.	2,070	291,373
Sensient Technologies Corp.	6,025	429,341
Stepan Co.	371	24,004

		3,749,864

Construction Materials (0.3%)
Knife River Corp.*	8,553	869,327
Smith-Midland Corp. (x)*	672	29,877
United States Lime & Minerals, Inc.	1,588	210,791

		1,109,995

Containers & Packaging (0.0%)†
Ardagh Metal Packaging SA	21,468	64,619
Myers Industries, Inc.	5,603	61,857
Pactiv Evergreen, Inc.	699	12,212

		138,688

Metals & Mining (0.7%)
Alpha Metallurgical Resources, Inc.*	1,649	329,998
Carpenter Technology Corp.	7,155	1,214,275
Century Aluminum Co.*	7,788	141,897
Constellium SE*	19,772	203,058
Contango ORE, Inc. (x)*	584	5,852
Critical Metals Corp. (x)*	866	5,880
Dakota Gold Corp.*	7,077	15,569
Ivanhoe Electric, Inc.*	12,779	96,482
Kaiser Aluminum Corp.	2,256	158,529
MAC Copper Ltd.*	2,254	23,938
Materion Corp.	2,925	289,224
MP Materials Corp. (x)*	28,143	439,031
Perpetua Resources Corp.*	5,842	62,334
Piedmont Lithium, Inc. (x)*	955	8,347
Ramaco Resources, Inc., Class A (x)	4,248	43,584
Ramaco Resources, Inc., Class B	677	6,689

		3,044,687

Paper & Forest Products (0.0%)†
Sylvamo Corp.	1,161	91,742

Total Materials		8,134,976

Real Estate (1.3%)
Diversified REITs (0.0%)†
Armada Hoffler Properties, Inc. (REIT)	521	5,330
Gladstone Commercial Corp. (REIT)	1,056	17,149

		22,479

Health Care REITs (0.0%)†
CareTrust REIT, Inc. (REIT)	2,511	67,923
Community Healthcare Trust, Inc. (REIT)	390	7,492
Strawberry Fields REIT, Inc. (REIT)	628	6,619
Universal Health Realty Income Trust (REIT)	1,683	62,624

		144,658

Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	8,859	924,348

Office REITs (0.0%)†
Postal Realty Trust, Inc. (REIT), Class A	843	11,001

Real Estate Management & Development (0.9%)
Compass, Inc., Class A*	54,712	320,065
eXp World Holdings, Inc. (x)	12,089	139,144
Forestar Group, Inc.*	327	8,476
Landbridge Co. LLC, Class A	31,386	2,027,536
Maui Land & Pineapple Co., Inc.*	985	21,650
Opendoor Technologies, Inc. (x)*	544,140	870,624
Real Brokerage, Inc. (The)(x)*	15,169	69,778
Redfin Corp.*	18,033	141,920
St Joe Co. (The)	5,442	244,509

		3,843,702

Residential REITs (0.0%)†
Apartment Investment and Management Co. (REIT), Class A*	9,289	84,437
Clipper Realty, Inc. (REIT)	1,540	7,053
UMH Properties, Inc. (REIT)	1,684	31,794

		123,284

Retail REITs (0.1%)
Alexander’s, Inc. (REIT)	327	65,420
CBL & Associates Properties, Inc. (REIT)	2,311	67,966
NETSTREIT Corp. (REIT)(x)	2,030	28,724
Phillips Edison & Co., Inc. (REIT)	2,760	103,390
Saul Centers, Inc. (REIT)	1,512	58,666
Tanger, Inc. (REIT)	6,126	209,080

		533,246

See Notes to Financial Statements.

1091

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Specialized REITs (0.1%)
Outfront Media, Inc. (REIT)	8,793	$155,988

Total Real Estate		5,758,706

Utilities (0.2%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	878	13,688
MGE Energy, Inc.	2,361	221,839
Otter Tail Corp.	2,800	206,752

		442,279

Independent Power and Renewable Electricity Producers (0.0%)†
Montauk Renewables, Inc.*	10,466	41,655

Water Utilities (0.1%)
American States Water Co.	3,114	242,020
Cadiz, Inc. (x)*	6,389	33,223
California Water Service Group	2,378	107,795
Consolidated Water Co. Ltd.	481	12,453
Global Water Resources, Inc.	1,601	18,412
Middlesex Water Co.	292	15,368
York Water Co. (The)	252	8,245

		437,516

Total Utilities		921,450

Total Common Stocks (96.5%) (Cost $361,470,115)		419,494,929

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	2,584	—
Chinook Therapeutics, Inc., CVR *	2,496	1,248
Inhibrx, Inc., CVR (r)*	3,248	1,577

Total Rights (0.0%)† (Cost $2,307)		2,825

WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29*	176	564

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26(r)*	10,119	—

Total Health Care		564

Total Warrants (0.0%)† (Cost $—)		564

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	2,379,494	2,379,494
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	12,664,004	12,669,070
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.43% (7 day yield) (xx)	3,000,000	3,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.38% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		34,048,564

Total Short-Term Investments (7.8%) (Cost $34,048,564)		34,048,564

Total Investments in Securities (104.3%) (Cost $395,520,986)		453,546,882
Other Assets Less Liabilities (-4.3%)		(18,840,713)

Net Assets (100%)		$434,706,169

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $160,831 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $47,951,079. This was collateralized by $29,137,961 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/7/25 – 8/15/54 and by cash of $21,379,494 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

1092

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	5	3/2025	USD	562,450	(35,446)

					(35,446)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$16,619,978	$—	$—		$16,619,978
Consumer Discretionary	73,976,469	978,818	—	(a)	74,955,287
Consumer Staples	23,449,373	—	—		23,449,373
Energy	6,813,363	—	—		6,813,363
Financials	33,597,186	—	—		33,597,186
Health Care	90,321,292	—	475		90,321,767
Industrials	55,244,378	—	—		55,244,378
Information Technology	103,678,465	—	—		103,678,465
Materials	8,134,976	—	—		8,134,976
Real Estate	5,758,706	—	—		5,758,706
Utilities	921,450	—	—		921,450
Rights
Health Care	—	1,248	1,577		2,825
Short-Term Investments
Investment Companies	34,048,564	—	—		34,048,564
Warrants
Health Care	—	564	—	(a)	564

Total Assets	$452,564,200	$980,630	$2,052		$453,546,882

Liabilities:
Futures	$(35,446)	$—	$—		$(35,446)

Total Liabilities	$(35,446)	$—	$—		$(35,446)

Total	$452,528,754	$980,630	$2,052		$453,511,436

(a)	Value is zero.

See Notes to Financial Statements.

1093

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(35,446	)*

Total		$(35,446)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$133,057	$133,057

Total	$133,057	$133,057

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(78,309)	$(78,309)

Total	$(78,309)	$(78,309)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$1,183,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$285,486,010
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$333,620,438

During the year ended December 31, 2024, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 10%)*	Net Proceeds of Sales and Redemptions (affiliated 10%)*	Net Realized Gain (Loss)
$27,410,419	$31,740,230	$1,184,506

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,072,499
Aggregate gross unrealized depreciation	(71,027,024)

Net unrealized appreciation	$53,045,475

Federal income tax cost of investments in securities and derivative instruments, if applicable	$400,465,961

For the year ended December 31, 2024, the Portfolio incurred approximately $100 as brokerage commissions with Bernstein Institutional Services LLC and $2,980 as brokerage commissions with Morgan Stanley & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

1094

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $395,520,986)	$453,546,882
Cash	4,509,574
Foreign cash (Cost $980)	903
Cash held as collateral at broker for futures	49,600
Dividends, interest and other receivables	168,093
Receivable for Portfolio shares sold	73,193
Securities lending income receivable	28,664
Due from broker for futures variation margin	1,513
Other assets	1,588

Total assets	458,380,010

LIABILITIES
Payable for return of collateral on securities loaned	21,379,494
Payable for securities purchased	1,650,147
Investment management fees payable	273,207
Payable for Portfolio shares repurchased	219,642
Administrative fees payable	48,381
Distribution fees payable – Class IB	40,731
Accrued expenses	62,239

Total liabilities	23,673,841

Commitments and contingent liabilities^
NET ASSETS	$434,706,169

Net assets were comprised of:
Paid in capital	$455,254,577
Total distributable earnings (loss)	(20,548,408)

Net assets	$434,706,169

Class IB
Net asset value, offering and redemption price per share, $182,877,394 / 20,970,559 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.72

Class K
Net asset value, offering and redemption price per share, $251,828,775 / 27,730,307 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.08

(x)	Includes value of securities on loan of $47,951,079.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $2,267 foreign withholding tax)	$1,652,778
Interest	251,462
Securities lending (net)	701,675

Total income	2,605,915

EXPENSES
Investment management fees	3,079,339
Administrative fees	483,678
Distribution fees – Class IB	398,478
Custodian fees	129,400
Professional fees	61,943
Printing and mailing expenses	41,876
Trustees’ fees	12,299
Miscellaneous	8,251

Gross expenses	4,215,264
Less: Waiver from investment manager	(350,387)

Net expenses	3,864,877

NET INVESTMENT INCOME (LOSS)	(1,258,962)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	71,210,849
Futures contracts	133,057
Foreign currency transactions	620

Net realized gain (loss)	71,344,526

Change in unrealized appreciation (depreciation) on:
Investments in securities	6,228,624
Futures contracts	(78,309)
Foreign currency translations	(53)

Net change in unrealized appreciation (depreciation)	6,150,262

NET REALIZED AND UNREALIZED GAIN (LOSS)	77,494,788

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,235,826

See Notes to Financial Statements.

1095

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,258,962)	$227,379
Net realized gain (loss)	71,344,526	(23,257,742)
Net change in unrealized appreciation (depreciation)	6,150,262	133,261,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	76,235,826	110,231,220

Distributions to shareholders:
Class IB	(16,473)	(2,223)
Class K	(244,330)	(505,322)

Total distributions to shareholders	(260,803)	(507,545)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,932,771 and 3,938,775 shares, respectively ]	21,946,395	25,041,528
Capital shares issued in reinvestment of dividends [ 2,195 and 311 shares, respectively ]	16,473	2,223
Capital shares repurchased [ (4,343,358) and (3,670,338) shares, respectively ]	(32,019,552)	(23,024,466)

Total Class IB transactions	(10,056,684)	2,019,285

Class K
Capital shares sold [ 1,420,834 and 26,903 shares, respectively ]	10,231,925	176,861
Capital shares issued in reinvestment of dividends [ 26,032 and 68,094 shares, respectively ]	244,330	505,322
Capital shares repurchased [ (4,983,018) and (7,809,380) shares, respectively ]	(38,147,235)	(52,547,115)

Total Class K transactions	(27,670,980)	(51,864,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(37,727,664)	(49,845,647)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,247,359	59,878,028
NET ASSETS:
Beginning of year	396,458,810	336,580,782

End of year	$434,706,169	$396,458,810

See Notes to Financial Statements.

1096

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024	2023		2022	2021		2020
Net asset value, beginning of year	$7.22	$5.37		$9.71	$17.28		$10.39

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.01	)†(1)	(0.02)	(0.10	)(aa)	(0.08)
Net realized and unrealized gain (loss)	1.54	1.86		(4.27)	0.65		9.86

Total from investment operations	1.50	1.85		(4.29)	0.55		9.78

Less distributions:
Dividends from net investment income	— #	—	#	— #	—		—
Distributions from net realized gains	—	—		(0.05)	(8.12)		(2.89)

Total dividends and distributions	— #	—	#	(0.05)	(8.12)		(2.89)

Net asset value, end of year	$8.72	$7.22		$5.37	$9.71		$17.28

Total return	20.79%	34.45%		(44.23)%	2.78%		95.74%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$182,877	$161,656		$118,839	$214,924		$210,225
Ratio of expenses to average net assets:
After waivers (f)	1.15%	1.15%		1.15%	1.15%		1.15%
Before waivers (f)	1.24%	1.24%		1.24%	1.21%		1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.47)%	(0.11	)%(cc)	(0.25)%	(0.50	)%(bb)	(0.50)%
Before waivers (f)	(0.56)%	(0.20	)%(cc)	(0.34)%	(0.56	)%(bb)	(0.59)%
Portfolio turnover rate^	75%	54%		72%	102%		102%

Class K	Year Ended December 31,
	2024	2023		2022	2021		2020
Net asset value, beginning of year	$7.51	$5.59		$10.06	$17.61		$10.54

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	0.01	(1)	— #	(0.05	)(aa)	(0.03)
Net realized and unrealized gain (loss)	1.60	1.93		(4.42)	0.66		9.99

Total from investment operations	1.58	1.94		(4.42)	0.61		9.96

Less distributions:
Dividends from net investment income	(0.01)	(0.02)		— #	(0.04)		— #
Distributions from net realized gains	—	—		(0.05)	(8.12)		(2.89)

Total dividends and distributions	(0.01)	(0.02)		(0.05)	(8.16)		(2.89)

Net asset value, end of year	$9.08	$7.51		$5.59	$10.06		$17.61

Total return	21.02%	34.64%		(43.99)%	3.04%		96.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$251,829	$234,803		$217,742	$360,628		$431,002
Ratio of expenses to average net assets:
After waivers (f)	0.90%	0.90%		0.90%	0.90%		0.90%
Before waivers (f)	0.99%	0.99%		0.99%	0.96%		0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.22)%	0.16	%(cc)	0.01%	(0.25	)%(bb)	(0.24)%
Before waivers (f)	(0.31)%	0.07	%(cc)	(0.08)%	(0.31	)%(bb)	(0.33)%
Portfolio turnover rate^	75%	54%		72%	102%		102%

See Notes to Financial Statements.

1097

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01) and $0.00# for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.10) and $(0.06) for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.03% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.

See Notes to Financial Statements.

1098

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.2%)
Adagio CLO VIII DAC,
Series VIII-A A 4.114%, 4/15/32 (l)§	EUR	255,646	$264,291
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A 6.059%, 1/16/30 (l)§		$11,409	11,409
CIT Mortgage Loan Trust,
Series 2007-1 1M1 5.953%, 10/25/37 (l)§		159,497	157,803
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3 5.143%, 10/25/35 (l)		100,000	90,393
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3 4.673%, 7/25/37 (l)§		263,771	166,585
CWABS Asset-Backed Certificates Trust,
Series 2007-1 1A 4.593%, 7/25/37 (l)		57,754	52,343
Series 2007-6 1A 4.853%, 9/25/37 (l)		12,372	10,977
Series 2007-8 1A1 4.643%, 11/25/37 (l)		115,264	105,800
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 5.193%, 8/25/47 (l)		26,710	25,342
GSAA Trust,
Series 2006-7 AF4A 6.720%, 3/25/46 (e)		18,204	9,754
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A 4.673%, 4/25/37 (l)		17,701	13,015
Lehman XS Trust,
Series 2007-20N A1 6.753%, 12/25/37 (l)		99,790	103,757
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2 4.693%, 8/25/36 (l)		63,048	23,886
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5 4.753%, 10/25/36 (l)		106,581	32,539
New Century Home Equity Loan Trust,
Series 2004-4 M1 5.218%, 2/25/35 (l)		43,635	41,698
Option One Mortgage Loan Trust,
Series 2004-3 M2 5.308%, 11/25/34 (l)		10,597	10,783
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 4.773%, 7/25/36 (l)		153,146	51,806
Series 2006-HE2 A2C 4.753%, 7/25/36 (l)		44,392	16,558

Soundview Home Loan Trust,
Series 2007-OPT1 1A1 4.653%, 6/25/37 (l)		$93,865	$62,242
Series 2007-OPT2 2A3 4.633%, 7/25/37 (l)		44,040	39,823

Total Asset-Backed Securities			1,290,804

Collateralized Mortgage Obligations (1.9%)
Alba plc,
Series 2007-1 A3 4.998%, 3/17/39 (l)(m)	GBP	109,360	134,128
Alternative Loan Trust,
Series 2005-29CB A4 5.000%, 7/25/35		$29,672	16,472
Series 2006-HY11 A1 4.693%, 6/25/36 (l)		62,212	54,975
Series 2007-1T1 1A1 6.000%, 3/25/37		142,880	49,560
Series 2007-4CB 1A35 6.000%, 4/25/37		26,469	21,920
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1 6.000%, 8/25/37 (l)		37,507	30,591
Angel Oak Mortgage Trust,
Series 2020-4 A1 1.469%, 6/25/65 (l)§		36,847	34,806
Brants Bridge plc,
Series 2023-1 A 5.611%, 6/14/66 (l)(m)	GBP	259,838	326,035
Canterbury Finance NO 4 plc,
Series 4 A2 5.559%, 5/16/58 (l)(m)		251,654	315,044
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1 6.000%, 3/25/37		$42,882	18,502
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A 4.706%, 3/25/37 (l)		39,046	32,474
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1 5.500%, 8/25/34		4,163	4,010
CSMC Trust,
Series 2007-4R 1A1 5.169%, 10/26/36 (l)§		2,730	2,335
Series 2015-3R 5A2 4.603%, 9/29/36 (l)§		34,103	33,457
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A 5.061%, 10/19/45 (l)		37,818	33,791
Dutch Property Finance BV,
Series 2022-2 A 3.972%, 4/28/62 (l)(m)	EUR	241,046	250,665
Eurosail plc,
Series 2006-3X B1A 3.118%, 9/10/44 (l)(m)		19,391	20,059
Formentera Issuer plc,
Series 2022-1 A 5.539%, 7/28/47 (l)(m)	GBP	296,722	371,506

See Notes to Financial Statements.

1099

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)

GNMA,
Series 2016-H17 FC 5.596%, 8/20/66 (l)		$97,457	$97,457
GSR Mortgage Loan Trust,
Series 2004-12 3A6 6.022%, 12/25/34 (l)		2,844	2,712
Series 2005-AR4 6A1 5.516%, 7/25/35 (l)		7,202	6,677
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 4.913%, 3/25/36 (l)		24,171	22,443
JP Morgan Mortgage Trust,
Series 2005-A2 5A2 7.583%, 4/25/35 (l)		824	826
Lehman Mortgage Trust,
Series 2005-3 4A1 5.091%, 1/25/36 (l)		5,187	4,805
New Residential Mortgage Loan Trust,
Series 2018-3A A1 4.500%, 5/25/58 (l)§		28,330	27,355
RALI Trust,
Series 2007-QH8 A 5.791%, 10/25/37 (l)		25,306	21,001
Residential Asset Securitization Trust,
Series 2006-A10 A5 6.500%, 9/25/36		118,424	40,515
Sequoia Mortgage Trust,
Series 6 A 5.121%, 4/19/27 (l)		20,012	19,406
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1 6.000%, 7/25/36		22,243	15,650

Total Collateralized Mortgage Obligations			2,009,177

Commercial Mortgage-Backed Securities (0.1%)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 5.895%, 12/15/31 (l)§		57,172	52,318

Total Commercial Mortgage- Backed Securities			52,318

Corporate Bonds (6.2%)
Financials (6.2%)
Banks (2.1%)
Kreditanstalt fuer Wiederaufbau
2.625%, 1/10/34 (m)	EUR	1,800,000	1,855,807
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	2	—
1.000%, 10/1/50 (m)		392	44
0.500%, 10/1/53		107,221	11,000
1.500%, 10/1/53		4,997	556
4.000%, 10/1/56		2,000,000	276,559

			2,143,966

Capital Markets (0.3%)
UBS Group AG (EURIBOR 3 Month + 1.00%), 4.205%, 1/16/26 (k)(m)	EUR	300,000	310,839

Financial Services (3.8%)
Jyske Realkredit A/S
Series CCE 0.500%, 10/1/43	DKK	5,229	601
1.000%, 10/1/50 (m)		12,043	1,337
1.000%, 10/1/50		8,137	869
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e 5.000%, 10/1/53 (m)		272,662	38,337
4.000%, 10/1/56 (m)		7,188,169	995,971
Series 01E 0.500%, 10/1/43 (m)		2	—
1.000%, 10/1/53 (m)		32,532	3,399
2.000%, 10/1/53 (m)		2	—
3.000%, 10/1/53 (m)		8,697,127	1,153,863
4.000%, 10/1/56 (m)		8,799,766	1,213,771
Series 01EE 1.000%, 10/1/50 (m)		48,754	5,344
1.500%, 10/1/52 (m)		27,167	3,130
Series CCE 1.000%, 10/1/50 (m)		13,201	1,463
Realkredit Danmark A/S
1.000%, 10/1/53 (m)		27,272	3,003
Series 23S 1.500%, 10/1/53 (m)		2	—
3.000%, 10/1/53 (m)		2,838,731	376,944
Series 27S 1.500%, 10/1/53 (m)		2	—
Series CCS 1.000%, 10/1/50 (m)		2	—
4.000%, 10/1/56 (m)		1,495,298	207,313

			4,005,345

Total Financials			6,460,150

Total Corporate Bonds			6,460,150

Foreign Government Securities (56.5%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	200,000	52,708
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS (m)	EUR	3,702,553	3,827,938
1.300%, 5/15/28 TIPS (m)		3,655,102	3,824,723
0.400%, 5/15/30 TIPS (m)		1,465,722	1,448,384
0.100%, 5/15/33 TIPS (m)		703,914	642,328
1.800%, 5/15/36 TIPS (m)		2,144,132	2,198,860
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	785,445	640,181
2.000%, 12/1/41 TIPS		290,938	216,387
1.500%, 12/1/44 TIPS		181,942	125,276
1.250%, 12/1/47 TIPS		524,904	344,723
0.500%, 12/1/50 TIPS		311,211	169,314
Commonwealth of Australia
3.000%, 9/20/25 TIPS (m)	AUD	808,818	502,264
2.000%, 8/21/35 TIPS (m)		949,956	583,013
1.250%, 8/21/40 TIPS (m)		390,649	209,001

See Notes to Financial Statements.

1100

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)

Federal Republic of Germany 0.500%, 4/15/30 TIPS (m)	EUR	127,526	$132,555
0.100%, 4/15/33 TIPS (m)		484,134	485,492
0.100%, 4/15/46 TIPS (m)		512,576	473,379
French Republic 0.100%, 3/1/25 TIPS (m)		785,238	811,498
0.100%, 3/1/26 TIPS (m)		1,323,075	1,361,590
1.850%, 7/25/27 TIPS (m)		1,753,889	1,879,787
0.100%, 3/1/28 TIPS (m)		950,216	958,030
0.100%, 3/1/29 TIPS (m)		728,817	731,802
0.100%, 7/25/31 TIPS (m)		1,445,592	1,417,287
0.100%, 3/1/32 TIPS (m)		684,933	659,296
3.150%, 7/25/32 TIPS (m)		624,146	747,028
0.100%, 7/25/36 TIPS (m)		1,663,369	1,507,744
0.550%, 3/1/39 TIPS (m)		314,295	291,080
1.800%, 7/25/40 TIPS (m)		578,158	633,888
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	144,359,800	934,364
0.100%, 3/10/28 TIPS		262,690,120	1,735,063
0.100%, 3/10/29 TIPS		263,068,800	1,742,455
Series 20 0.100%, 3/10/25 TIPS		14,456,000	92,424
Kingdom of Spain
0.650%, 11/30/27 TIPS (m)	EUR	1,132,083	1,172,810
1.000%, 11/30/30 TIPS (m)		1,323,315	1,381,893
0.700%, 11/30/33 TIPS (m)		1,363,335	1,361,805
Kingdom of Sweden
1.000%, 6/1/25 TIPS (m)	SEK	5,687,614	513,275
0.125%, 6/1/26 TIPS (m)		9,205,956	820,710
0.125%, 12/1/27 TIPS (m)		653,242	57,717
Mexican Udibonos
4.000%, 8/24/34 TIPS	MXN	3,338,679	141,841
New Zealand Government Bond
2.500%, 9/20/35 TIPS (m)	NZD	131,117	71,878
2.500%, 9/20/40 TIPS (m)		389,258	204,980
Republic of Italy
(EURIBOR 6 Month + 0.80%), 3.864%, 10/15/28 (k)(m)	EUR	900,000	941,380
State of North Rhine-Westphalia Germany
2.000%, 6/15/32 (m)		300,000	296,514
U.K. Treasury Inflation Linked Bonds
1.250%, 11/22/27 TIPS (m)	GBP	3,019,605	3,874,371
0.125%, 8/10/28 TIPS (m)		1,119,264	1,385,842
0.125%, 8/10/31 TIPS (m)		731,833	882,031
1.250%, 11/22/32 TIPS (m)		323,860	417,048
0.750%, 11/22/33 TIPS (m)		839,608	1,030,278
2.000%, 1/26/35 TIPS (m)		890,322	1,199,941
0.125%, 11/22/36 TIPS (m)		976,602	1,075,498
1.125%, 11/22/37 TIPS (m)		579,506	711,162
0.625%, 3/22/40 TIPS (m)		902,145	990,412
0.125%, 8/10/41 TIPS (m)		767,236	757,626
0.625%, 11/22/42 TIPS (m)		1,011,315	1,070,750
0.125%, 3/22/44 TIPS (m)		966,915	891,005
0.125%, 3/22/46 TIPS (m)		544,048	480,113
0.750%, 11/22/47 TIPS (m)		1,034,182	1,045,658
0.125%, 8/10/48 TIPS (m)		682,409	574,723
0.500%, 3/22/50 TIPS (m)		787,197	717,014
0.125%, 3/22/51 TIPS (m)		265,661	212,599
0.250%, 3/22/52 TIPS (m)		689,180	566,025

1.250%, 11/22/54 TIPS (m)	GBP	619,158	664,758
1.250%, 11/22/55 TIPS (m)		286,144	308,680
0.125%, 11/22/56 TIPS (m)		302,348	224,426
0.125%, 3/22/58 TIPS (m)		323,666	236,501
0.375%, 3/22/62 TIPS (m)		859,765	667,960
0.125%, 11/22/65 TIPS (m)		562,526	375,462
0.125%, 3/22/68 TIPS (m)		696,227	453,423
0.125%, 3/22/73 TIPS (m)		126,709	87,401

Total Foreign Government Securities			59,245,372

Mortgage-Backed Securities (14.1%)
FHLMC UMBS
6.000%, 10/1/53		$341,998	345,883
4.000%, 1/1/54		193,095	176,429
6.000%, 3/1/54		1,898,090	1,907,196
FNMA UMBS
6.500%, 12/1/53		151,342	154,613
6.000%, 1/1/54		84,537	84,969
FNMA/FHLMC UMBS, 30 Year, Single Family 4.500%, 1/25/55 TBA		6,800,000	6,390,406
4.000%, 2/25/55 TBA		1,000,000	912,891
6.500%, 2/25/55 TBA		2,000,000	2,040,312
GNMA 3.500%, 11/20/52		95,972	85,728
3.500%, 1/15/55 TBA		3,000,000	2,678,672

Total Mortgage-Backed Securities			14,777,099

Supranational (2.8%)
European Financial Stability Facility 2.375%, 6/21/32 (m)		2,100,000	2,130,608
European Union 3.250%, 7/4/34 (m)(z)		700,000	747,025

Total Supranational			2,877,633

U.S. Treasury Obligations (61.6%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		470,767	470,605
1.750%, 1/15/28 TIPS		1,200,896	1,191,979
3.875%, 4/15/29 TIPS		960,090	1,029,811
2.125%, 2/15/40 TIPS		321,301	309,534
2.125%, 2/15/41 TIPS		1,311,720	1,266,705
0.750%, 2/15/42 TIPS		1,522,719	1,163,945
0.625%, 2/15/43 TIPS		377,570	275,981
1.375%, 2/15/44 TIPS		1,936,849	1,610,784
0.750%, 2/15/45 TIPS		2,050,965	1,485,682
1.000%, 2/15/46 TIPS		2,238,146	1,681,807
0.875%, 2/15/47 TIPS		1,074,913	777,200
1.000%, 2/15/48 TIPS		902,456	662,948
0.250%, 2/15/50 TIPS		245,562	142,769
0.125%, 2/15/51 TIPS		436,482	239,673
0.125%, 2/15/52 TIPS		113,395	61,305
1.500%, 2/15/53 TIPS		318,579	254,772
2.125%, 2/15/54 TIPS		822,832	760,585
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/25 TIPS		1,094,913	1,081,658
0.625%, 1/15/26 TIPS (z)		2,896,108	2,855,047

See Notes to Financial Statements.

1101

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)

0.125%, 4/15/26 TIPS (z)	$4,092,478	$3,992,403
0.125%, 7/15/26 TIPS	1,488,108	1,452,540
0.125%, 10/15/26 TIPS	924,152	898,233
0.375%, 1/15/27 TIPS (z)	2,979,458	2,887,052
0.125%, 4/15/27 TIPS	335,400	321,380
0.375%, 7/15/27 TIPS	1,277,526	1,232,649
1.625%, 10/15/27 TIPS	1,385,293	1,376,854
0.500%, 1/15/28 TIPS (z)	5,094,565	4,871,105
0.750%, 7/15/28 TIPS (z)	2,288,723	2,198,240
2.375%, 10/15/28 TIPS (z)	927,531	941,948
0.875%, 1/15/29 TIPS	87,510	83,580
2.125%, 4/15/29 TIPS (z)	510,275	510,985
0.250%, 7/15/29 TIPS (z)	1,935,006	1,792,284
1.625%, 10/15/29 TIPS	1,203,840	1,183,814
0.125%, 1/15/30 TIPS (z)	4,907,640	4,457,129
0.125%, 7/15/30 TIPS (z)	2,129,941	1,920,015
0.125%, 7/15/31 TIPS (z)	6,630,789	5,837,920
0.125%, 1/15/32 TIPS	1,024,875	888,617
0.625%, 7/15/32 TIPS (z)	4,671,692	4,175,749
1.125%, 1/15/33 TIPS	1,589,580	1,462,243
1.375%, 7/15/33 TIPS	1,870,866	1,750,247
1.750%, 1/15/34 TIPS	616,146	590,776
1.875%, 7/15/34 TIPS (z)	2,514,975	2,437,131

Total U.S. Treasury Obligations		64,585,684

Total Long-Term Debt Securities (144.4%)
(Cost $168,864,191)		151,298,237

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (0.0%)†
U.S. Treasury Bills
3.72%, 1/16/25	1,000	999

Total Short-Term Investments (0.0%)†
(Cost $998)		999

Total Investments in Securities (144.4%)
(Cost $168,865,189)		151,299,236
Other Assets Less Liabilities (-44.4%)		(46,517,462)

Net Assets (100%)		$104,781,774

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $750,359 or 0.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $63,516,271 or 60.6% of net assets.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
OAT	— Obligations Assimilables du Trésor
PEN	— Peruvian Sol
SEK	— Swedish Krona
SONIA	— Sterling Over Night Index Average
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.2%
Canada	1.4
Cayman Islands	0.0 #
Denmark	4.1
France	10.5
Germany	3.1
Ireland	0.3
Italy	12.3
Japan	4.3
Mexico	0.1
Netherlands	0.2
New Zealand	0.3
Peru	0.1
Spain	3.7
Supranational	2.8
Sweden	1.3
Switzerland	0.3
United Kingdom	21.1
United States	77.3
Cash and Other	(44.4)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

1102

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SONIA	34	3/2025	GBP	10,146,337	3,923
Australia 10 Year Bond	16	3/2025	AUD	1,117,827	(15,282)
Euro-BTP	17	3/2025	EUR	2,112,782	(27,998)
Euro-Bund	59	3/2025	EUR	8,155,206	(194,601)
Long Gilt	12	3/2025	GBP	1,388,257	(32,747)
U.S. Treasury 10 Year Note	25	3/2025	USD	2,718,750	(22,887)
U.S. Treasury 10 Year Ultra Note	9	3/2025	USD	1,001,813	(13,864)
U.S. Treasury Long Bond	11	3/2025	USD	1,252,281	(55,477)
3 Month SONIA	22	9/2025	GBP	6,588,343	(10,627)
3 Month SONIA	22	12/2025	GBP	6,597,294	(11,348)
3 Month SONIA	22	3/2026	GBP	6,604,179	(10,535)
3 Month SONIA	22	6/2026	GBP	6,607,966	(10,752)
3 Month Euro EURIBOR	40	9/2026	EUR	10,148,740	(1,885)
3 Month SONIA	22	9/2026	GBP	6,610,721	(11,309)
3 Month Euro EURIBOR	40	12/2026	EUR	10,144,597	13,441
3 Month SONIA	22	12/2026	GBP	6,612,786	(11,299)

					(413,247)

Short Contracts
Euro-Bobl	(42)	3/2025	EUR	(5,127,582)	67,279
Euro-Buxl	(27)	3/2025	EUR	(3,710,788)	202,178
Euro-OAT	(20)	3/2025	EUR	(2,556,478)	48,946
Euro-Schatz	(30)	3/2025	EUR	(3,324,612)	4,481
U.S. Treasury 2 Year Note	(96)	3/2025	USD	(19,738,500)	3,650
U.S. Treasury 5 Year Note	(110)	3/2025	USD	(11,693,516)	45,404
U.S. Treasury Ultra Bond	(56)	3/2025	USD	(6,658,750)	215,601
3 Month Euro EURIBOR	(40)	9/2025	EUR	(10,158,063)	1,272
3 Month Euro EURIBOR	(40)	12/2025	EUR	(10,161,171)	(29,255)

					559,556

					146,309

See Notes to Financial Statements.

1103

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	110,339	JPY	17,341,000	BNP Paribas	1/7/2025	76
USD	407,203	AUD	625,778	Barclays Bank plc	1/15/2025	19,872
USD	1,472,325	AUD	2,266,851	Deutsche Bank AG	1/15/2025	69,237
USD	1,541,191	CAD	2,169,905	Barclays Bank plc	1/15/2025	30,964
USD	1,473,034	DKK	10,403,402	Deutsche Bank AG	1/15/2025	27,061
USD	2,916,734	DKK	20,558,726	JPMorgan Chase Bank	1/15/2025	59,270
USD	1,102,110	EUR	1,040,000	Barclays Bank plc	1/15/2025	24,299
USD	34,829,728	EUR	32,873,213	Deutsche Bank AG	1/15/2025	761,375
USD	543,866	EUR	516,000	JPMorgan Chase Bank	1/15/2025	9,106
USD	130,942	GBP	103,000	Bank of America	1/15/2025	2,010
USD	23,361,153	GBP	18,557,090	Barclays Bank plc	1/15/2025	131,993
USD	66,115	GBP	52,000	JPMorgan Chase Bank	1/15/2025	1,023
USD	1,048,170	JPY	159,819,720	Bank of America	1/15/2025	30,964
USD	3,566,165	JPY	533,320,720	JPMorgan Chase Bank	1/15/2025	171,735
USD	299,498	NZD	506,135	Barclays Bank plc	1/15/2025	16,296
USD	1,333,365	SEK	14,492,482	Barclays Bank plc	1/15/2025	22,637
USD	100,189	BRL	590,143	Goldman Sachs Bank USA**	3/6/2025	5,758
USD	36,062	MXN	739,000	Barclays Bank plc	3/18/2025	1,054
USD	36,253	MXN	742,000	Bank of America	3/19/2025	1,108
USD	36,126	MXN	742,000	Barclays Bank plc	3/19/2025	982

Total unrealized appreciation						1,386,820

AUD	657,000	USD	426,585	Deutsche Bank AG	1/15/2025	(19,928)
DKK	440,000	USD	61,460	Deutsche Bank AG	1/15/2025	(304)
EUR	59,000	USD	62,037	Barclays Bank plc	1/15/2025	(892)
EUR	59,000	USD	62,044	JPMorgan Chase Bank	1/15/2025	(899)
GBP	88,000	USD	111,444	Barclays Bank plc	1/15/2025	(1,289)
GBP	108,000	USD	136,489	JPMorgan Chase Bank	1/15/2025	(1,298)
USD	21,271	GBP	17,000	JPMorgan Chase Bank	1/15/2025	(9)
MXN	222,877	USD	11,016	Deutsche Bank AG	2/13/2025	(403)
USD	219,100	PEN	833,500	Deutsche Bank AG**	3/19/2025	(2,252)

Total unrealized depreciation						(27,274)

Net unrealized appreciation						1,359,546

**	Non-deliverable forward.

See Notes to Financial Statements.

1104

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,290,804	$—	$1,290,804
Collateralized Mortgage Obligations	—	2,009,177	—	2,009,177
Commercial Mortgage-Backed Securities	—	52,318	—	52,318
Corporate Bonds
Financials	—	6,460,150	—	6,460,150
Foreign Government Securities	—	59,245,372	—	59,245,372
Forward Currency Contracts	—	1,386,820	—	1,386,820
Futures	606,175	—	—	606,175
Mortgage-Backed Securities	—	14,777,099	—	14,777,099
Short-Term Investments
U.S. Treasury Obligations	—	999	—	999
Supranational	—	2,877,633	—	2,877,633
U.S. Treasury Obligations	—	64,585,684	—	64,585,684

Total Assets	$606,175	$152,686,056	$—	$153,292,231

Liabilities:
Forward Currency Contracts	$—	$(27,274)	$—	$(27,274)
Futures	(459,866)	—	—	(459,866)

Total Liabilities	$(459,866)	$(27,274)	$—	$(487,140)

Total	$146,309	$152,658,782	$—	$152,805,091

See Notes to Financial Statements.

1105

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$606,175	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	1,386,820

Total		$1,992,995

	Liability Derivatives
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(459,866	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(27,274)

Total		$(487,140)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (1)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$44,083	$134,560	$(113,741)	$—	$64,902
Foreign exchange contracts	—	—	—	2,616,787	2,616,787

Total	$44,083	$134,560	$(113,741)	$2,616,787	$2,681,689

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$52,673	$1,017,481	$—	$1,070,154
Foreign exchange contracts	—	—	2,033,728	2,033,728

Total	$52,673	$1,017,481	$2,033,728	$3,103,882

(1) Included in Realized gain (loss) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$33,572,000
Average notional value of contracts — short	71,706,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$23,606,000
Average settlement value sold — in USD	121,851,000

Options
Average value of option contracts purchased	$45,000
Average value of option contracts written	42,000

See Notes to Financial Statements.

1106

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$34,082	$—	$—	$34,082
Barclays Bank plc	248,097	(2,181)	—	245,916
BNP Paribas	76	—	—	76
Deutsche Bank AG	857,673	(22,887)	(740,000)	94,786
Goldman Sachs Bank USA	5,758	—	—	5,758
JPMorgan Chase Bank	241,134	(2,206)	—	238,928

Total	$1,386,820	$(27,274)	$(740,000)	$619,546

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$2,181	$(2,181)	$—	$—
Deutsche Bank AG	22,887	(22,887)	—	—
JPMorgan Chase Bank	2,206	(2,206)	—	—

Total	$27,274	$(27,274)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settle date of Sell Contract Borrowing Date	Buy contract Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Barclays Bank plc	3.15%	11/20/2024	2/5/2025	$(958,126)	$(958,267)
BNP Paribas	4.58	12/19/2024	1/6/2025	(4,864,582)	(4,874,497)
BNP Paribas	4.58	12/19/2024	1/6/2025	(1,790,824)	(1,794,692)
BNP Paribas	4.58	12/19/2024	1/6/2025	(2,853,102)	(2,858,764)
BNP Paribas	4.58	12/19/2024	1/6/2025	(2,884,028)	(2,890,095)
BNP Paribas	4.58	12/19/2024	1/6/2025	(4,451,542)	(4,461,441)
BNP Paribas	4.58	12/19/2024	1/6/2025	(1,919,355)	(1,923,622)
BNP Paribas	4.58	12/19/2024	1/6/2025	(3,988,243)	(3,997,125)
BNP Paribas	4.58	12/19/2024	1/6/2025	(5,844,697)	(5,857,683)
BNP Paribas	4.58	12/19/2024	1/6/2025	(4,185,000)	(4,193,179)
BNP Paribas	4.58	12/19/2024	1/6/2025	(941,567)	(942,641)
BNP Paribas	4.58	12/19/2024	1/6/2025	(510,668)	(511,305)
BNP Paribas	4.58	12/19/2024	1/6/2025	(586,149)	(586,948)
BNP Paribas	4.92	12/26/2024	1/6/2025	(778,466)	(779,194)
BofA Securities, Inc.	4.90	12/30/2024	1/3/2025	(780,720)	(780,984)
BofA Securities, Inc.	4.40	12/31/2024	1/2/2025	(483,509)	(483,607)

					$(37,894,044)

(1)	The average amount of borrowings while outstanding for 366 days during the year ended December 31, 2024, was approximately $36,434,000 at a weighted average interest rate of 5.13%.
(2)	Payable for sale-buyback transactions includes $73,466 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

1107

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	December 31, 2024
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 -90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(36,935,777)	$—	$—	$(36,935,777)
Foreign Bond	—	—	(958,267)	—	(958,267)

Total Borrowings	$—	$(36,935,777)	$(958,267)	$—	$(37,894,044)

Gross amount of recognized liabilities for sale-buybacks					$(37,894,044)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2024:

Counterparty	Payable for Sale- Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Barclays Bank plc	$(958,267)	$747,025	$—	$(211,242)
BNP Paribas	(35,671,186)	35,606,430	—	(64,756)
BofA Securities, Inc.	(1,264,591)	1,263,012	—	(1,579)

	$(37,894,044)	$37,616,467	$—	$(277,577)

(3) Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.
Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$205,674,941
Long-term U.S. government debt securities	13,200,200

$218,875,141

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$200,477,647
Long-term U.S. government debt securities	16,388,217

$216,865,864

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,045,319
Aggregate gross unrealized depreciation	(33,594,968)

Net unrealized depreciation	$(26,549,649)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$179,354,740

See Notes to Financial Statements.

1108

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $168,865,189)	$151,299,236
Cash	299,457
Foreign cash (Cost $536,301)	396,102
Cash held as collateral at broker for futures	865,042
Receivable for forward settling transactions	2,972,891
Unrealized appreciation on forward foreign currency contracts	1,386,820
Receivable for securities sold	983,465
Dividends, interest and other receivables	410,608
Due from broker for futures variation margin	161,670
Receivable for Portfolio shares sold	39,530
Other assets	488

Total assets	158,815,309

LIABILITIES
Payable for sale-buyback financing transactions	37,894,044
Payable for forward settling transactions	15,119,020
Payable for return of cash collateral on forward foreign currency contracts	740,000
Payable for Portfolio shares repurchased	57,008
Payable for securities purchased	35,995
Investment management fees payable	28,804
Unrealized depreciation on forward foreign currency contracts	27,274
Distribution fees payable – Class IB	18,628
Administrative fees payable	8,156
Trustees’ fees payable	370
Accrued expenses	104,236

Total liabilities	54,033,535

Commitments and contingent liabilities^
NET ASSETS	$104,781,774

Net assets were comprised of:
Paid in capital	$131,622,620
Total distributable earnings (loss)	(26,840,846)

Net assets	$104,781,774

Class IB
Net asset value, offering and redemption price per share, $87,106,984 / 11,786,821 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.39

Class K
Net asset value, offering and redemption price per share, $17,674,790 / 2,374,875 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.44

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$3,276,264
Dividends	609

Total income	3,276,873

EXPENSES
Interest expense	1,857,348
Investment management fees	649,157
Distribution fees – Class IB	222,949
Administrative fees	99,271
Professional fees	91,751
Custodian fees	72,200
Printing and mailing expenses	21,134
Trustees’ fees	3,616
Miscellaneous	14,942

Gross expenses	3,032,368
Less: Waiver from investment manager	(302,936)

Net expenses	2,729,432

NET INVESTMENT INCOME (LOSS)	547,441

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,021,935)
Futures contracts	(113,741)
Forward foreign currency contracts	2,616,787
Foreign currency transactions	(278,747)
Options written	134,560

Net realized gain (loss)	1,336,924

Change in unrealized appreciation (depreciation) on:
Investments in securities	(5,274,606)
Futures contracts	1,017,481
Forward foreign currency contracts	2,033,728
Foreign currency translations	42,713
Options written	52,673

Net change in unrealized appreciation (depreciation)	(2,128,011)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(791,087)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(243,646)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$547,441	$1,744,540
Net realized gain (loss)	1,336,924	(3,027,910)
Net change in unrealized appreciation (depreciation)	(2,128,011)	5,798,900

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(243,646)	4,515,530

Distributions to shareholders:
Class IB	(458,688)	(549,423)
Class K	(137,048)	(114,132)

Total distributions to shareholders	(595,736)	(663,555)

Tax return of capital:
Class IB	—	(1,236,671)
Class K	—	(299,155)

Total tax return of capital	—	(1,535,826)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,329,797 and 1,238,322 shares, respectively ]	9,922,277	9,089,668
Capital shares issued in reinvestment of dividends and distributions [ 61,371 and 244,867 shares, respectively ]	458,688	1,786,094
Capital shares repurchased [ (1,990,844) and (2,193,387) shares, respectively ]	(14,813,669)	(16,113,606)

Total Class IB transactions	(4,432,704)	(5,237,844)

Class K
Capital shares sold [ 278,265 and 295,550 shares, respectively ]	2,070,532	2,187,445
Capital shares issued in reinvestment of dividends and distributions [ 18,211 and 56,144 shares, respectively ]	137,048	413,287
Capital shares repurchased [ (479,577) and (418,500) shares, respectively ]	(3,619,066)	(3,093,556)

Total Class K transactions	(1,411,486)	(492,824)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,844,190)	(5,730,668)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,683,572)	(3,414,519)
NET ASSETS:
Beginning of year	111,465,346	114,879,865

End of year	$104,781,774	$111,465,346

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS For the Year Ended December 31, 2024
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$(243,646)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(277,701,158)
Proceeds from disposition of investments in securities	275,538,181
Decrease in payable for forward settling transactions	(6,597,632)
Decrease in receivable for forward settling transactions	7,897,597
Change in unrealized (appreciation) depreciation on investments in securities	5,274,606
Change in unrealized (appreciation) depreciation on options written	(52,673)
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	(2,033,728)
Net realized (gain) loss on investments in securities	1,021,935
Net amortization (accretion) of income	(51,939)
Increase in payable for return of cash collateral on forward foreign currency contracts	740,000
Decrease in due from broker for futures variation margin	11,997
Decrease in trustees’ fees payable	(40)
Decrease in investment management fees payable	(51)
Increase in other assets	(78)
Decrease in administrative fees payable	(666)
Decrease in distribution fees payable – Class IB	(820)
Decrease in accrued expenses	(1,677)
Decrease in premiums received on options written	(71,324)
Increase in dividends, interest and other receivables	(94,791)
Decrease in payable for return of cash collateral on forward settlement transactions	(256,000)

Net cash provided (used) by operating activities	3,378,093

Cash flows provided (used) by financing activities:
Proceeds from shares sold	11,964,671
Payment for shares repurchased	(18,418,461)
Proceeds from sale-buyback transactions	962,418,234
Payments on sale-buyback transactions	(964,038,484)
Increase in payable for sale-buyback financing transactions	4,674,629

Net cash provided (used) by financing activities	(3,399,411)

Net increase/(decrease) in cash	(21,318)

Cash, foreign currency and restricted cash:
Beginning of year	1,632,877

End of year	$1,611,559

Supplemental disclosure of cash flow information:

For the year ended December 31, 2024, the Portfolio paid $1,857,348 in interest expense and had reinvestments of dividends and distributions in the amount of $595,736.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Cash	$299,457	$576,249
Foreign cash	396,102	283,628
Cash held as collateral at broker for futures	916,000	773,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,611,559	$1,632,877

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.45	$7.30	$9.72	$10.78	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.11	0.49	0.21	(0.06)
Net realized and unrealized gain (loss)	(0.05)	0.18	(2.04)	0.21	1.08

Total from investment operations	(0.02)	0.29	(1.55)	0.42	1.02

Less distributions:
Dividends from net investment income	(0.04)	— #	(0.84)	(0.56)	—
Distributions from net realized gains	—	(0.04)	(0.03)	(0.41)	(0.12)
Return of capital	—	(0.10)	—	(0.51)	—

Total dividends and distributions	(0.04)	(0.14)	(0.87)	(1.48)	(0.12)

Net asset value, end of year	$7.39	$7.45	$7.30	$9.72	$10.78

Total return	(0.29)%	4.09%	(16.10)%	4.01%	10.33%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$87,107	$92,276	$95,592	$115,131	$96,173
Ratio of expenses to average net assets:
After waivers (f)(g)	2.57%	2.36%	1.31%	0.92%	1.05%
Before waivers (f)(g)	2.85%	2.65%	1.53%	1.10%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.45%	1.52%	5.60%	1.94%	(0.56)%
Before waivers (f)	0.17%	1.23%	5.38%	1.76%	(0.76)%
Portfolio turnover rate^	140%	90%	82%	113%	245%

Class K	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.50	$7.35	$9.79	$10.87	$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.13	0.51	0.23	(0.03)
Net realized and unrealized gain (loss)	(0.06)	0.18	(2.06)	0.22	1.09

Total from investment operations	—	0.31	(1.55)	0.45	1.06

Less distributions:
Dividends from net investment income	(0.06)	— #	(0.86)	(0.61)	—
Distributions from net realized gains	—	(0.04)	(0.03)	(0.41)	(0.12)
Return of capital	—	(0.12)	—	(0.51)	—

Total dividends and distributions	(0.06)	(0.16)	(0.89)	(1.53)	(0.12)

Net asset value, end of year	$7.44	$7.50	$7.35	$9.79	$10.87

Total return	(0.04)%	4.31%	(15.97)%	4.29%	10.68%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$17,675	$19,189	$19,288	$25,257	$24,668
Ratio of expenses to average net assets:
After waivers (f)(g)	2.32%	2.11%	1.06%	0.67%	0.80%
Before waivers (f)(g)	2.60%	2.40%	1.28%	0.85%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.75%	1.74%	5.80%	2.13%	(0.28)%
Before waivers (f)	0.47%	1.45%	5.58%	1.94%	(0.48)%
Portfolio turnover rate^	140%	90%	82%	113%	245%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes interest expense of 1.72%, 1.51%, 0.42%, 0.02% and 0.08% for the years ended 2024, 2023, 2022, 2021 and 2020, respectively for each class.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.1%)
37 Capital CLO 1 Ltd.,
Series 2021-1A AR 5.936%, 10/15/34 (l)§		$400,000	$399,988
AIMCO CLO,
Series 2015-AA AR3 5.897%, 10/17/34 (l)§		400,000	400,204
Arbour CLO VI DAC,
Series 6A AR 4.320%, 11/15/37 (l)§	EUR	400,000	414,314
Ares European CLO VI DAC,
Series 2013-6A ARR 3.794%, 4/15/30 (l)§		129,753	134,369
Argent Mortgage Loan Trust,
Series 2005-W1 A1 4.933%, 5/25/35 (l)		$14,534	12,922
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A 6.059%, 1/16/30 (l)§		11,409	11,409
Bain Capital Credit CLO Ltd.,
Series 2020-2A ARR 5.857%, 7/19/34 (l)§		400,000	400,166
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4 5.351%, 1/25/35 (l)		309,016	297,056
BlueMountain CLO Ltd.,
Series 2016-3A A1R2 5.723%, 11/15/30 (l)§		293,795	294,030
C-Bass Trust,
Series 2006-CB9 A1 4.573%, 11/25/36 (l)		1,544	657
CIFC European Funding CLO III DAC,
Series 3A A 4.234%, 1/15/34 (l)§	EUR	250,000	258,965
CIT Mortgage Loan Trust,
Series 2007-1 1M1 5.953%, 10/25/37 (l)§		$159,497	157,802
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 4.613%, 1/25/37 (l)		3,104	2,169
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3 4.953%, 3/25/37 (l)		15,791	14,797
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4 3.557%, 6/25/35 (l)		23,414	22,138
CVC Cordatus Loan Fund III DAC,
Series 3A A1RR 3.803%, 8/15/32 (l)§	EUR	270,112	279,385
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 5.193%, 8/25/47 (l)		$8,903	8,447
Ellington Loan Acquisition Trust,
Series 2007-1 A1 5.553%, 5/25/37 (l)§		15,037	14,567
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2 5.158%, 11/25/36 (l)		71,371	67,716
Fremont Home Loan Trust,
Series 2006-C 1A1 4.723%, 10/25/36 (l)		25,134	22,115
GSAMP Trust,
Series 2007-FM1 A2A 4.523%, 12/25/36 (l)		2,567	1,133
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1 4.593%, 7/25/36 (l)		16,900	5,014
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R 5.896%, 7/25/35 (l)§		400,000	400,444
LCM XXV Ltd.,
Series 25A AR 5.717%, 7/20/30 (l)§		49,725	49,748
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2 7.170%, 4/15/40 (l)		30,785	27,762
Lehman XS Trust,
Series 2006-7 1A1A 4.773%, 5/25/36 (l)		20,159	18,748
Series 2006-8 3A4 4.404%, 6/25/36 (e)		9,417	9,012
Series 2007-20N A1 6.753%, 12/25/37 (l)		22,174	23,056
Madison Park Funding XXXIX Ltd.,
Series 2021-39A AR 5.882%, 10/22/34 (l)§		400,000	401,195
Magnetite XII Ltd.,
Series 2015-12A AR4 5.806%, 10/15/31 (l)§		227,932	228,274
Merrill Lynch Life Agency, Inc.,
4.693%, 2/25/37 (l)		8,405	2,370
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A 4.613%, 9/25/37 (l)		501	97
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D 4.673%, 10/25/36 (l)		661,738	259,180
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1 4.503%, 11/25/36 (l)		314	97
NovaStar Mortgage Funding Trust,
Series 2005-3 M2 5.158%, 1/25/36 (l)		4,897	4,866
OZLM XXIV Ltd.,
Series 2019-24A A1AR 6.039%, 7/20/32 (l)§		179,780	180,049
Palmer Square European Loan Funding DAC,
Series 2023-3A AR 3.881%, 5/15/33 (l)§	EUR	400,000	414,176
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3 5.503%, 10/25/34 (l)		$50,132	49,399
Series 2005-WHQ4 M2 5.188%, 9/25/35 (l)		8,656	8,413
Regatta XVI Funding Ltd.,
Series 2019-2A A1R 5.856%, 1/15/33 (l)§		400,000	400,091
Renaissance Home Equity Loan Trust,
Series 2002-3 A 5.213%, 12/25/32 (l)		1,432	1,287
Saxon Asset Securities Trust,
Series 2007-3 1A 4.763%, 9/25/37 (l)		25,329	23,949

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 4.773%, 7/25/36 (l)		$153,146	$51,806
Series 2007-HE1 A2A 4.573%, 12/25/36 (l)		9,885	1,930
Soundview Home Equity Loan Trust,
4.673%, 2/25/37 (l)		502,188	124,305
Soundview Home Loan Trust,
Series 2006-NLC1 A1 4.573%, 11/25/36 (l)§		1,617	428
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A 6.167%, 4/25/35 (l)		933	927
United States Small Business Administration,
Series 2008-20H 1 6.020%, 8/1/28		1,845	1,878
Voya Euro CLO II DAC,
Series 2A AR 4.144%, 7/15/35 (l)§	EUR	400,000	412,689

Total Asset-Backed Securities			6,315,539

Collateralized Mortgage Obligations (4.1%)
Alliance Bancorp Trust,
Series 2007-OA1 A1 4.933%, 7/25/37 (l)		$20,117	17,167
Alternative Loan Trust,
Series 2005-62 2A1 5.825%, 12/25/35 (l)		693	583
Series 2006-OA11 A1B 4.833%, 9/25/46 (l)		37,912	36,028
Series 2006-OA19 A1 4.665%, 2/20/47 (l)		6,477	5,108
Series 2007-1T1 1A1 6.000%, 3/25/37		95,253	33,040
Series 2007-4CB 1A35 6.000%, 4/25/37		26,469	21,920
Series 2007-OA7 A1A 4.813%, 5/25/47 (l)		2,559	2,393
Banc of America Funding Trust,
Series 2006-A 1A1 6.454%, 2/20/36 (l)		1,962	1,842
Series 2006-J 2A1 4.473%, 1/20/47 (l)		57,622	48,715
Series 2006-J 4A1 5.100%, 1/20/47 (l)		2,016	1,708
Banc of America Mortgage Trust,
Series 2005-E 2A1 5.598%, 6/25/35 (l)		463	401
Series 2006-A 2A1 4.836%, 2/25/36 (l)		2,560	2,308
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 5.151%, 9/25/35 (l)		18,168	10,499
Series 2006-2 23A1 4.233%, 3/25/36 (l)		6,314	5,050
Bear Stearns ARM Trust,
Series 2004-10 13A1 5.149%, 1/25/35 (l)		2,314	2,182
Series 2005-1 2A1 4.875%, 3/25/35 (l)		2,875	2,599
Series 2005-9 A1 7.080%, 10/25/35 (l)		3,422	3,210
Series 2006-2 3A2 4.770%, 7/25/36 (l)		2,780	2,371
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6 5.500%, 8/25/35		675	483
Series 2005-9 1A3 4.913%, 5/25/35 (l)		131,977	113,813
Series 2006-6 A4 6.000%, 4/25/36		9,884	4,720
Series 2006-HYB3 3A1B 4.017%, 5/20/36 (l)		1,657	1,510
Series 2007-1 A1 6.000%, 3/25/37		30,630	13,216
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1 6.300%, 3/25/36 (l)		2,903	2,836
Series 2007-10 22AA 4.959%, 9/25/37 (l)		5,266	4,798
CSMC Mortgage-Backed Trust,
Series 2007-6 A1 6.420%, 10/25/37 (l)		109,479	63,374
CSMC Trust,
Series 2007-4R 1A1 5.169%, 10/26/36 (l)§		3,689	3,155
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 4.553%, 10/25/36 (l)		132	108
Eurosail-UK plc,
Series 2007-3X A3A 5.780%, 6/13/45 (l)(m)	GBP	13,376	16,680
Series 2007-3X A3C 5.780%, 6/13/45 (l)(m)		5,943	7,422
FHLMC,
Series 278 F1 5.162%, 9/15/42 STRIPS (l)		$43,634	42,905
FHLMC Structured Pass-Through Certificates,
Series T-32 A1 4.713%, 8/25/31 (l)		343	360
Series T-62 1A1 6.025%, 10/25/44 (l)		24,784	22,564
Series T-63 1A1 6.025%, 2/25/45 (l)		7,788	7,477
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 6.288%, 6/25/34 (l)		1,657	1,627
Series 2006-FA8 1A7 6.000%, 2/25/37		9,292	3,525
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 6.743%, 8/25/35 (l)		3,217	2,318
FNMA,
Series 2003-W8 3F2 5.033%, 5/25/42 (l)		576	573
Series 2004-63 FA 4.999%, 8/25/34 (l)		105	103
Series 2006-30 KF 5.123%, 5/25/36 (l)		161	159
Series 2006-5 3A2 6.706%, 5/25/35 (l)		1,701	1,744

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Series 2007-63 FC 5.033%, 7/25/37 (l)	$53	$52
GNMA,
Series 2017-H10 FB 6.522%, 4/20/67 (l)	36,744	37,163
Series 2018-H15 FG 5.461%, 8/20/68 (l)	84,683	84,389
Series 2023-H09 FA 5.405%, 4/20/73 (l)	370,270	371,755
Series 2023-H15 FB 5.605%, 3/20/73 (l)	405,763	406,485
Series 2023-H19 FA 5.505%, 8/20/73 (l)	1,205,565	1,217,185
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 4.993%, 11/25/45 (l)	2,842	2,593
Series 2006-AR4 A6A 4.813%, 9/25/46 (l)	42,958	38,677
GreenPoint MTA Trust,
Series 2005-AR1 A2 4.893%, 6/25/45 (l)	1,789	1,609
GSR Mortgage Loan Trust,
Series 2004-12 3A6 6.022%, 12/25/34 (l)	2,133	2,034
Series 2005-AR1 1A1 6.922%, 1/25/35 (l)	713	669
Series 2005-AR4 6A1 5.516%, 7/25/35 (l)	772	715
Series 2005-AR6 2A1 5.330%, 9/25/35 (l)	1,868	1,768
HarborView Mortgage Loan Trust,
Series 2005-13 2A11 5.041%, 2/19/36 (l)	1,763	780
Series 2005-2 2A1A 4.921%, 5/19/35 (l)	747	720
Series 2005-9 2A1A 5.165%, 6/20/35 (l)	1,427	1,334
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1 5.866%, 11/25/35 (l)	921	960
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A 5.233%, 5/25/34 (l)	180	163
Series 2004-AR11 2A 4.728%, 12/25/34 (l)	1,161	1,077
Series 2005-AR14 1A1A 5.013%, 7/25/35 (l)	3,258	2,340
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 4.913%, 3/25/36 (l)	56,009	52,004
Series 2006-A7 1A4 4.913%, 12/25/36 (l)	21,607	19,724
JP Morgan Mortgage Trust,
Series 2005-A1 6T1 5.742%, 2/25/35 (l)	1,026	960
Series 2005-A6 2A1 6.896%, 8/25/35 (l)	1,468	1,377
Series 2005-A6 4A1 5.699%, 9/25/35 (l)	187	172
Series 2005-A6 7A1 5.560%, 8/25/35 (l)	1,349	1,171
Series 2007-A1 1A1 6.831%, 7/25/35 (l)	900	888
Series 2007-A1 3A3 5.534%, 7/25/35 (l)	2,082	1,974
Series 2008-R2 1A1 4.222%, 7/27/37 (l)§	6,902	6,282
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 6.415%, 11/21/34 (l)	1,143	1,076
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 5.212%, 11/15/31 (l)	547	523
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4 6.548%, 6/25/36 (l)	2,996	2,914
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 4.952%, 12/15/30 (l)	574	551
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1 3.250%, 2/25/59 (l)§	31,168	29,974
Series 2019-RPL3 A1 2.750%, 7/25/59 (l)§	137,848	131,386
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D 5.213%, 12/25/35 (l)	99,419	97,033
RALI Trust,
Series 2005-QO1 A1 4.753%, 8/25/35 (l)	1,300	956
Series 2007-QH8 A 5.791%, 10/25/37 (l)	28,112	23,329
Residential Asset Securitization Trust,
Series 2005-A5 A3 4.853%, 5/25/35 (l)	15,600	9,652
Series 2006-A10 A5 6.500%, 9/25/36	8,457	2,893
Series 2007-A6 2A1 6.500%, 6/25/37	125,624	25,339
RFMSI Trust,
Series 2007-S6 1A10 6.000%, 6/25/37	3,630	2,789
Sequoia Mortgage Trust,
Series 2007-3 1A1 4.885%, 7/20/36 (l)	5,152	4,456
Series 5 A 5.181%, 10/19/26 (l)	205	200
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 7.203%, 2/25/34 (l)	747	716
Series 2004-19 2A1 6.225%, 1/25/35 (l)	1,172	1,055
Series 2005-17 3A1 4.943%, 8/25/35 (l)	1,104	944
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 5.141%, 10/19/34 (l)	530	501
Series 2005-AR5 A1 4.981%, 7/19/35 (l)	1,138	1,053
Series 2005-AR5 A2 4.981%, 7/19/35 (l)	637	624
Series 2005-AR5 A3 4.981%, 7/19/35 (l)	3,412	3,237

See Notes to Financial Statements.

1116

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Series 2006-AR3 11A1 4.873%, 4/25/36 (l)		$1,978	$1,769
Series 2006-AR4 2A1 4.833%, 6/25/36 (l)		611	593
Towd Point Mortgage Trust,
Series 2019-HY2 A1 5.453%, 5/25/58 (l)§		14,612	14,944
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 6.025%, 11/25/42 (l)		140	132
Series 2005-AR14 2A1 5.011%, 12/25/35 (l)		648	584
Series 2006-AR3 A1A 5.825%, 2/25/46 (l)		1,343	1,193
Series 2006-AR7 3A 5.873%, 7/25/46 (l)		7,461	6,578
Series 2007-OA4 1A 5.595%, 5/25/47 (l)		3,558	2,939

Total Collateralized Mortgage Obligations			3,139,547

Commercial Mortgage-Backed Securities (1.0%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series KBX1 A2 2.920%, 1/25/26		333,765	331,322
WSTN Trust,
Series 2023-MAUI A 6.297%, 7/5/37 (l)§		400,000	405,098

Total Commercial Mortgage-Backed Securities			736,420

Corporate Bonds (0.0%)†
Financials (0.0%)†
Banks (0.0%)†
Bank of America Corp.
Series FF (CME Term SOFR 3 Month + 3.19%), 5.875%, 3/15/28 (k)(y)		20,000	20,000

Total Financials			20,000

Information Technology (0.0%)†
Software (0.0%)†
VMware LLC
3.900%, 8/21/27		10,000	9,753

Total Information Technology			9,753

Total Corporate Bonds			29,753

Foreign Government Securities (5.0%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS (m)	EUR	1,601,104	1,655,324
1.800%, 5/15/36 TIPS (m)		102,102	104,708
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	257,902	189,947
French Republic
0.100%, 3/1/26 TIPS (m)	EUR	120,279	123,781
0.100%, 7/25/31 TIPS (m)		120,466	118,107
0.100%, 7/25/38 TIPS (m)		236,561	207,386
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	118,100,180	780,049
0.100%, 3/10/29 TIPS		94,266,320	624,380
Mexican Udibonos
4.000%, 8/24/34 TIPS	MXN	1,669,505	70,927

Total Foreign Government Securities			3,874,609

Mortgage-Backed Securities (14.1%)
FHLMC UMBS
3.000%, 3/1/52		$89,574	76,023
4.500%, 11/1/52		87,951	82,878
5.500%, 4/1/54		1,157,891	1,142,289
FNMA UMBS
3.500%, 2/1/48		90,621	81,272
3.000%, 12/1/51		861,714	731,622
4.000%, 10/1/52		978,789	894,616
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 1/25/55 TBA		2,400,000	2,255,437
6.000%, 1/25/55 TBA		1,800,000	1,808,016
6.500%, 1/25/55 TBA		1,800,000	1,837,828
GNMA
3.500%, 11/20/52		287,917	257,185
3.500%, 1/15/55 TBA		2,000,000	1,785,781

Total Mortgage-Backed Securities			10,952,947

Supranational (25.7%)
International Bank for Reconstruction & Development
(Zero Coupon), 1/6/25		20,000,000	19,990,440

Total Supranational			19,990,440

U.S. Treasury Obligations (110.3%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,367,770	1,367,299
2.375%, 1/15/27 TIPS		31,306	31,584
1.750%, 1/15/28 TIPS (z)		2,471,103	2,452,755
3.625%, 4/15/28 TIPS (z)		2,537,184	2,661,896
2.500%, 1/15/29 TIPS		985,074	1,002,469
3.875%, 4/15/29 TIPS		1,134,826	1,217,236
2.125%, 2/15/40 TIPS		1,124,554	1,083,368
2.125%, 2/15/41 TIPS		345,948	334,076
0.750%, 2/15/42 TIPS		1,480,809	1,131,910
0.625%, 2/15/43 TIPS		741,409	541,927
1.375%, 2/15/44 TIPS		2,194,193	1,824,805
0.750%, 2/15/45 TIPS		2,573,760	1,864,385
1.000%, 2/15/46 TIPS		1,958,378	1,471,581
0.875%, 2/15/47 TIPS		1,582,293	1,144,053
1.000%, 2/15/48 TIPS		678,442	498,386
0.250%, 2/15/50 TIPS		675,296	392,615
0.125%, 2/15/51 TIPS		800,217	439,400
0.125%, 2/15/52 TIPS		340,185	183,915
1.500%, 2/15/53 TIPS		637,158	509,544
2.125%, 2/15/54 TIPS		719,978	665,512
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/25 TIPS		2,126,419	2,112,909
0.375%, 7/15/25 TIPS		332,778	330,738
0.125%, 10/15/25 TIPS		2,189,826	2,163,315
0.625%, 1/15/26 TIPS		2,205,293	2,174,026
0.125%, 4/15/26 TIPS		1,805,505	1,761,355
0.125%, 7/15/26 TIPS		250,213	244,232
0.125%, 10/15/26 TIPS		1,386,228	1,347,349
0.375%, 1/15/27 TIPS		1,581,204	1,532,164
0.125%, 4/15/27 TIPS		447,200	428,507
0.375%, 7/15/27 TIPS (z)		4,219,706	4,071,478
1.625%, 10/15/27 TIPS (z)		3,090,269	3,071,444
0.500%, 1/15/28 TIPS (z)		4,811,747	4,600,692
0.750%, 7/15/28 TIPS		2,527,655	2,427,727
2.375%, 10/15/28 TIPS (z)		1,442,826	1,465,253

See Notes to Financial Statements.

1117

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
0.875%, 1/15/29 TIPS	$750,084	$716,402
2.125%, 4/15/29 TIPS (z)	1,530,825	1,532,956
0.250%, 7/15/29 TIPS (z)	3,078,980	2,851,881
1.625%, 10/15/29 TIPS	902,880	887,860
0.125%, 1/15/30 TIPS (z)	3,202,235	2,908,277
0.125%, 7/15/30 TIPS	2,277,683	2,053,195
0.125%, 1/15/31 TIPS	630,562	559,702
0.125%, 7/15/31 TIPS (z)	9,457,413	8,326,554
0.125%, 1/15/32 TIPS	1,480,375	1,283,558
0.625%, 7/15/32 TIPS (z)	7,279,148	6,506,400
1.125%, 1/15/33 TIPS (z)	2,755,272	2,534,554
1.375%, 7/15/33 TIPS (z)	3,118,110	2,917,078
1.750%, 1/15/34 TIPS	1,540,365	1,476,939
1.875%, 7/15/34 TIPS (z)	2,716,173	2,632,101

Total U.S. Treasury Obligations		85,737,362

Total Long-Term Debt Securities (168.3%)
(Cost $135,147,378)		130,776,617

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (44.8%)
FHLB 4.10%, 2/19/25 (o)(p)	25,000,000	24,858,467
FNMA 3.83%, 1/21/25 (o)(p)	10,000,000	9,977,686

Total U.S. Government Agency Securities		34,836,153

Total Short-Term Investments (44.8%)
(Cost $34,835,728)		34,836,153

Total Investments in Securities (213.1%)
(Cost $169,983,106)		165,612,770
Other Assets Less Liabilities (-113.1%)		(87,884,800)

Net Assets (100%)		$77,727,970

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $5,843,132 or 7.5% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $2,233,408 or 2.9% of net assets.

(o)	Discount Note Security. Effective rate calculated as of December 31, 2024.
(p)	Yield to maturity.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2024.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
CAD	— Canadian Dollar
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
ESTR	— Euro Short-Term Rate
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FCPIX	— Mexican Core Consumer Price Index
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
HICPXT	— Harmonised Index of Consumer Prices ex Tobacco
JPY	— Japanese Yen
MXN	— Mexican Peso
OAT	— Obligations Assimilables du Trésor
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Over Night Index Average
STRIPS	— Separate Trading of Registered Interest and
Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	— To Be Announced; Security is subject to delayed
delivery
TIPS	— Treasury Inflation Protected Security
TONAR	— Tokyo Over-Night Average Rate
UKRPI	— United Kingdom Retail Price Index
UMBS	— Uniform Mortgage-Backed Securities
USCPI	— United States Consumer Price Index
USD	— United States Dollar

See Notes to Financial Statements.

1118

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	13	3/2025	AUD	908,234	(12,422)
Euro-Bobl	18	3/2025	EUR	2,197,535	(28,866)
Euro-BTP	7	3/2025	EUR	869,969	(19,094)
U.S. Treasury 10 Year Note	29	3/2025	USD	3,153,750	(26,548)
U.S. Treasury 10 Year Ultra Note	5	3/2025	USD	556,563	(17,276)
3 Month Euro EURIBOR	19	9/2026	EUR	4,820,652	4,254

					(99,952)

Short Contracts
Euro-Bund	(9)	3/2025	EUR	(1,244,014)	33,014
Euro-Buxl	(5)	3/2025	EUR	(687,183)	44,954
Euro-OAT	(20)	3/2025	EUR	(2,556,478)	48,946
Short-Term Euro-BTP	(7)	3/2025	EUR	(778,897)	1,777
U.S. Treasury 2 Year Note	(19)	3/2025	USD	(3,906,578)	1,538
U.S. Treasury 5 Year Note	(98)	3/2025	USD	(10,417,859)	40,326
U.S. Treasury Long Bond	(25)	3/2025	USD	(2,846,094)	46,465
U.S. Treasury Ultra Bond	(10)	3/2025	USD	(1,189,063)	43,543
3 Month Euro EURIBOR	(19)	9/2025	EUR	(4,825,080)	(13,488)

					247,075

					147,123

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	31,234	AUD	48,000	Barclays Bank plc	1/15/2025	1,524
USD	81,170	CAD	113,592	Bank of America	1/15/2025	2,111
USD	103,286	CAD	144,452	Goldman Sachs Bank USA	1/15/2025	2,749
USD	374,423	EUR	356,000	Barclays Bank plc	1/15/2025	5,481
USD	4,157,988	EUR	3,946,327	HSBC Bank plc	1/15/2025	68,187
USD	73,581	GBP	58,000	Barclays Bank plc	1/15/2025	978
USD	339,115	JPY	51,706,559	Bank of America	1/15/2025	10,018
USD	1,153,765	JPY	172,545,861	JPMorgan Chase Bank	1/15/2025	55,562

Total unrealized appreciation						146,610

EUR	278,000	USD	294,626	Barclays Bank plc	1/15/2025	(6,519)

Total unrealized depreciation						(6,519)

Net unrealized appreciation						140,091

See Notes to Financial Statements.

1119

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Written Call Swaption Contracts as of December 31, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
4 Years, August 2025 @2.90% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.90	9/2/2027	(62,992)

Written Put Options Contracts as of December 31, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
4 Years, August 2025 @2.90% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.90	9/2/2027	(3,555)

Total Written Options Contracts (Premiums Received ($96,180))								(66,547)

See Notes to Financial Statements.

1120

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Centrally Cleared Inflation-linked swap contracts outstanding as of December 31, 2024 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	57,068	63,108	120,176
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	17,176	17,467	34,643
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	41,611	42,494	84,105
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	13,358	13,273	26,631
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	2,762	103	2,865
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	4,270	1,943	6,213
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	160,000	(4,255)	6,113	1,858
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	(3,176)	8,409	5,233
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(1,416)	1,627	211
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	3,603	8,225	11,828
HICPXT at termination	2.70% at termination	Pay	4/15/2053	EUR	100,000	8,631	8,296	16,927
HICPXT at termination	2.76% at termination	Pay	9/15/2053	EUR	100,000	10,886	8,488	19,374

						150,518	179,546	330,064

HICPXT at termination	2.03% at termination	Receive	9/15/2034	EUR	100,000	(1,089)	(247)	(1,336)
HICPXT at termination	2.03% at termination	Receive	9/15/2034	EUR	300,000	—	(4,010)	(4,010)
FCPIX at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	(60,429)	11,593	(48,836)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	90,000	(16,244)	(167)	(16,411)
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	100,000	435	(824)	(389)
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	200,000	1,205	(1,983)	(778)
UKRPI at termination	3.47% at termination	Pay	9/15/2034	GBP	200,000	—	(1,548)	(1,548)
USCPI at termination	1.98% at termination	Pay	9/19/2025	USD	800,000	—	(3,859)	(3,859)
USCPI at termination	2.03% at termination	Pay	9/23/2025	USD	700,000	—	(3,026)	(3,026)
USCPI at termination	2.21% at termination	Pay	10/7/2025	USD	702,000	—	(1,963)	(1,963)
USCPI at termination	2.38% at termination	Pay	10/15/2025	USD	400,000	—	(530)	(530)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	900,000	(114,110)	(30,705)	(144,815)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	300,000	(35,280)	(9,483)	(44,763)

						(225,512)	(46,752)	(272,264)

Total Centrally Cleared inflation-linked swap contracts outstanding						(74,994)	132,794	57,800

Centrally Cleared Interest rate swap contracts outstanding as of December 31, 2024 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	450,000	1,349	4,915	6,264
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	115,905	(8,644)	107,261
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	430,000	4,927	1,059	5,986
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	400,000	3,196	2,372	5,568
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	800,000	5,937	5,199	11,136
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	2,600,000	40,970	(4,776)	36,194
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	450,000	1,322	4,942	6,264
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	500,000	6,208	752	6,960
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	1,070,000	13,012	1,883	14,895
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	323,541	(24,192)	299,349

See Notes to Financial Statements.

1121

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	1,200,000	6,388	10,317	16,705
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	1,200,000	6,546	10,159	16,705
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	400,000	2,972	2,596	5,568
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	3,300,000	154	1,804	1,958
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	115,850,000	12,916	6,011	18,927
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	4,100,000	111	2,322	2,433
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	3,400,000	225	1,959	2,184
1 day ESTR At Termination	3.48 at termination	Receive	2/26/2025	EUR	4,000,000	20	2,550	2,570
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,855	17,520	25,375
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	1,200,000	97,199	150,181	247,380
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,144	11,773	16,917
1 day TONAR Annual	0.55 annually	Receive	9/14/2028	JPY	40,000,000	(968)	2,479	1,511

						654,929	203,181	858,110

6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	10,000	(108)	(130)	(238)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	25,000	87	(683)	(596)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	100,000	1,115	(3,497)	(2,382)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	100,000	918	(3,300)	(2,382)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	100,000	(3,983)	1,402	(2,581)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	350,000	(3,635)	(4,702)	(8,337)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	4/12/2027	EUR	300,000	(14,010)	2,599	(11,411)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	5/11/2027	EUR	200,000	(9,607)	2,227	(7,380)
6 month EURIBO RSemi-Annual	2.25 annually	Receive	3/19/2055	EUR	300,000	(4,847)	(2,299)	(7,146)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	180,000	171	(4,459)	(4,288)
6 month EURIBOR Semi-Annual	2.50 annually	Receive	3/19/2027	EUR	3,300,000	(25,042)	(922)	(25,964)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	170,000	166	(4,215)	(4,049)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	50,000	368	(1,559)	(1,191)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	25,000	118	(714)	(596)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	190,000	836	(5,362)	(4,526)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	210,000	604	(5,606)	(5,002)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	290,000	(3,162)	(3,746)	(6,908)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/13/2027	EUR	300,000	(11,873)	4,037	(7,836)
1 day SOFR Annual	4.75 annually	Receive	1/18/2026	USD	700,000	—	(621)	(621)
1 day SOFR Annual	4.76 annually	Receive	1/18/2026	USD	2,200,000	—	(2,281)	(2,281)
1 day SONIA Annual	4.25 annually	Pay	9/18/2026	GBP	1,300,000	13,585	(18,334)	(4,749)
1 day SONIA Annual	4.25 annually	Pay	9/18/2026	GBP	2,000,000	20,430	(27,737)	(7,307)
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	840,000	(84)	(364)	(448)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	1,600,000	(50,070)	(100,239)	(150,309)

						(88,023)	(180,505)	(268,528)

Total Centrally Cleared Interest rate swap contracts outstanding						566,906	22,676	589,582

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

(1)	Value of floating rate index at December 31, 2024 was as follows:

Floating Rate Index	Value
1 day ESTR EUR	2.90%
1 day SOFR USD	4.49%
1 day SONIA GBP	4.70%
1 day TONAR JPY	0.22%
1 month FCPIX EUR	0.31%
6 month EURIBOR EUR	2.57%
HICPXT EUR	1.27%
UKRPI GBP	3.92%
USCPI USD	3.16%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$6,315,539	$—	$6,315,539
Centrally Cleared Inflation-linked Swaps	—	191,139	—	191,139
Centrally Cleared Interest Rate Swaps	—	251,058	—	251,058
Collateralized Mortgage Obligations	—	3,139,547	—	3,139,547
Commercial Mortgage-Backed Securities	—	736,420	—	736,420
Corporate Bonds
Financials	—	20,000	—	20,000
Information Technology	—	9,753	—	9,753
Foreign Government Securities	—	3,874,609	—	3,874,609
Forward Currency Contracts	—	146,610	—	146,610
Futures	264,817	—	—	264,817
Mortgage-Backed Securities	—	10,952,947	—	10,952,947
Short-Term Investments
U.S. Government Agency Securities	—	34,836,153	—	34,836,153
Supranational	—	19,990,440	—	19,990,440
U.S. Treasury Obligations	—	85,737,362	—	85,737,362

Total Assets	$264,817	$166,201,577	$—	$166,466,394

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(58,345)	$—	$(58,345)
Centrally Cleared Interest Rate Swaps	—	(228,382)	—	(228,382)
Forward Currency Contracts	—	(6,519)	—	(6,519)
Futures	(117,694)	—	—	(117,694)
Options Written
Call Options Written	—	(62,992)	—	(62,992)
Put Options Written	—	(3,555)	—	(3,555)

Total Liabilities	$(117,694)	$(359,793)	$—	$(477,487)

Total	$147,123	$165,841,784	$—	$165,988,907

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$707,014	*,**
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	146,610

Total		$853,624

	Liability Derivatives
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(470,968	)*,**
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(6,519)

Total		$(477,487)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$26,368	$82,206	$131,430	$—	$(69,817)	$170,187
Foreign exchange contracts	—	—	—	425,070	—	425,070

Total	$26,368	$82,206	$131,430	$425,070	$(69,817)	$595,257

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$95,513	$548,977	$—	$140,673	$785,163
Foreign exchange contracts	—	—	241,336	—	241,336

Total	$95,513	$548,977	$241,336	$140,673	$1,026,499

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$9,677,000
Average notional value of contracts — short	23,567,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$3,160,000
Average settlement value sold — in USD	11,646,000

Options
Average notional value of swaption contracts written	87,000

Interest rate swaps
Average notional value — pays fixed rate	$8,143,000
Average notional value — receives fixed rate	11,179,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Average Balances of Outstanding Derivative Financial Instruments (continued)
Inflation swaps
Average notional value — pays floating rate	$6,047,000
Average notional value — receives floating rate	4,624,000

Overnight index swaps
Average notional value — pays fixed rate	$21,218,000
Average notional value — pays floating rate	4,412,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$12,129	$—	$—	$12,129
Barclays Bank plc	7,983	(6,519)	—	1,464
Goldman Sachs Bank USA	2,749	(2,749)	—	—
HSBC Bank plc	68,187	—	—	68,187
JPMorgan Chase Bank	55,562	—	(55,562)	—

Total	$146,610	$(9,268)	$(55,562)	$81,780

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$6,519	$(6,519)	$—	$—
Goldman Sachs Bank USA	66,547	(2,749)	—	63,798

Total	$73,066	$(9,268)	$—	$63,798

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas	4.58%	12/23/2024	1/7/2025	$(2,859,446)	$(2,864,458)
BNP Paribas	4.58	12/23/2024	1/7/2025	(4,595,214)	(4,603,020)
BNP Paribas	4.58	12/23/2024	1/7/2025	(8,334,540)	(8,349,971)
BNP Paribas	4.58	12/23/2024	1/7/2025	(6,521,775)	(6,532,400)
BNP Paribas	4.58	12/23/2024	1/7/2025	(1,463,985)	(1,465,378)
BNP Paribas	4.58	12/23/2024	1/7/2025	(1,531,271)	(1,532,863)
BNP Paribas	4.58	12/23/2024	1/7/2025	(1,270,180)	(1,271,623)
BofA Securities, Inc.	4.60	1/2/2025	1/3/2025	(2,660,421)	(2,660,511)
BofA Securities, Inc.	4.60	1/2/2025	1/3/2025	(2,452,151)	(2,452,350)
BofA Securities, Inc.	4.60	1/2/2025	1/3/2025	(2,850,897)	(2,851,240)
BofA Securities, Inc.	4.60	1/2/2025	1/3/2025	(2,907,482)	(2,907,843)
BofA Securities, Inc.	4.60	1/2/2025	1/3/2025	(3,070,897)	(3,071,153)
BofA Securities, Inc.	4.60	1/2/2025	1/3/2025	(2,535,018)	(2,535,259)
BofA Securities, Inc.	4.60	1/2/2025	1/3/2025	(2,917,813)	(2,918,072)
BofA Securities, Inc.	4.55	1/2/2025	1/3/2025	(1,366,011)	(1,366,114)

					$(47,382,255)

(1)	The average amount of borrowings while outstanding for 366 days during the year ended December 31, 2024, was approximately $25,954,000 at a weighted average interest rate of 5.26%.
(2)	Payable for sale-buyback transactions includes $45,154 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	December 31, 2024
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(5,112,861)	$—	$—	$(5,112,861)
U.S. Treasury Notes	—	(42,269,394)	—	—	(42,269,394)

Total Borrowings	$—	$(47,382,255)	$—	$—	$(47,382,255)

Gross amount of recognized liabilities for sale-buybacks					$(47,382,255)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2024:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(26,619,713)	$26,562,893	$—	$(56,820)
BofA Securities, Inc.	(20,762,542)	20,762,678	—	136

	$(47,382,255)	$47,325,571	$—	$(56,684)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$126,887,004
Long-term U.S. government debt securities	12,101,848

$138,988,852

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$123,008,899
Long-term U.S. government debt securities	7,792,841

$130,801,740

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,564,230
Aggregate gross unrealized depreciation	(14,716,324)

Net unrealized depreciation	$(11,152,094)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$177,632,913

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (Cost $169,983,106)	$165,612,770
Cash	307,810
Foreign cash (Cost $177,075)	166,986
Cash held as collateral at broker for futures	385,000
Cash held as collateral at broker for swaps	384,000
Receivable for securities sold	20,760,689
Dividends, interest and other receivables	325,403
Unrealized appreciation on forward foreign currency contracts	146,610
Variation Margin on Centrally Cleared Swaps	49,895
Due from broker for futures variation margin	46,683
Receivable for Portfolio shares sold	28,548
Other assets	493

Total assets	188,214,887

LIABILITIES
Payable for securities purchased	54,897,404
Payable for sale-buyback financing transactions	47,382,255
Payable for forward settling transactions	7,757,043
Payable for Portfolio shares repurchased	193,468
Options written, at value (Premiums received $96,180)	66,547
Payable for return of cash collateral on forward foreign currency contracts	60,000
Distribution fees payable – Class IB	16,526
Investment management fees payable	8,847
Unrealized depreciation on forward foreign currency contracts	6,519
Administrative fees payable	6,011
Accrued expenses	92,297

Total liabilities	110,486,917

Commitments and contingent liabilities^
NET ASSETS	$77,727,970

Net assets were comprised of:
Paid in capital	$89,507,737
Total distributable earnings (loss)	(11,779,767)

Net assets	$77,727,970

Class IB
Net asset value, offering and redemption price per share, $77,727,970 / 7,618,917 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.20

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest (net of $54 foreign withholding tax)	$3,268,910
Securities lending (net)	5

Total income	3,268,915

EXPENSES
Interest expense	1,397,170
Investment management fees	393,528
Distribution fees – Class IB	196,764
Professional fees	90,531
Custodian fees	72,700
Administrative fees	72,213
Printing and mailing expenses	18,502
Trustees’ fees	2,622
Miscellaneous	24,617

Gross expenses	2,268,647
Less: Waiver from investment manager	(281,277)

Net expenses	1,987,370

NET INVESTMENT INCOME (LOSS)	1,281,545

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(183,474)
Futures contracts	131,430
Forward foreign currency contracts	425,070
Foreign currency transactions	(18,551)
Swaps	(69,817)
Options written	82,206
Securities sold short	1,016

Net realized gain (loss)	367,880

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,173,084)
Futures contracts	548,977
Forward foreign currency contracts	241,336
Foreign currency translations	2,840
Options written	95,513
Swaps	140,673

Net change in unrealized appreciation (depreciation)	(143,745)

NET REALIZED AND UNREALIZED GAIN (LOSS)	224,135

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,505,680

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,281,545	$1,764,254
Net realized gain (loss)	367,880	176,075
Net change in unrealized appreciation (depreciation)	(143,745)	898,056

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,505,680	2,838,385

Distributions to shareholders:
Class IB	(5,090,112)	(2,074,112)

Tax return of capital:
Class IB	(888,724)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,060,060 and 1,360,962 shares, respectively ]	11,440,889	14,717,509
Capital shares issued in reinvestment of dividends [ 565,807 and 193,717 shares, respectively ]	5,978,836	2,074,112
Capital shares repurchased [ (1,425,913) and (1,805,516) shares, respectively ]	(15,426,307)	(19,535,429)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,993,418	(2,743,808)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,479,738)	(1,979,535)
NET ASSETS:
Beginning of year	80,207,708	82,187,243

End of year	$77,727,970	$80,207,708

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2024

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$1,505,680
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(503,850,603)
Proceeds from disposition of investment securities	483,555,189
Proceeds from investment securities sold short	957,188
Covers of investment securities sold short	(956,172)
Decrease in payable for forward settling transactions	(5,641,773)
Decrease in receivable for forward settling transactions	7,665,828
Change in unrealized (appreciation) depreciation on investments in securities	1,173,084
Change in unrealized (appreciation) depreciation on options written	(95,513)
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	(241,336)
Net realized (gain) loss on investments in securities	183,474
Net realized (gain)/loss on securities sold short	(1,016)
Net amortization (accretion) of income	(1,690,650)
Decrease in due from broker for futures variation margin	174,097
Decrease in payable for return of cash collateral on forward foreign currency contracts	60,000
Increase in accrued expenses	5,401
Increase in investment management fees payable	639
Increase in other assets	(13)
Decrease in administrative fees payable	(333)
Decrease in distribution fees payable – Class IB	(357)
Increase in receivable for variation margin on centrally cleared swaps	(47,582)
Decrease in premiums received on options written	(61,970)
Increase in dividends, interest and other receivables	(69,943)
Decrease in Payable for return of cash collateral on sale-buyback financing transactions	(410,000)

Net cash provided (used) by operating activities	(17,786,681)

Cash flows provided (used) by financing activities:
Proceeds from shares sold	11,469,128
Payment for shares repurchased	(15,389,163)
Proceeds from sale-buyback transactions	891,355,769
Payments on sale-buyback transactions	(892,475,710)
Increase in payable for sale-buyback financing transactions	22,586,269

Net cash provided (used) by financing activities	17,546,293

Net increase/(decrease) in cash	(240,388)

Cash, foreign cash and restricted cash:
Beginning of the year	1,484,184

End of the year	$1,243,796

Supplemental disclosure of cash flow information:

For the year ended December 31, 2024, the Portfolio paid $1,397,170 in interest expense and had reinvestments of dividends and distributions in the amount of $5,090,112.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Cash	$307,810	$758,597
Foreign cash	166,986	87,587
Cash held as collateral at broker for futures	385,000	309,000
Cash held as collateral at broker for centrally cleared swaps	384,000	329,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,243,796	$1,484,184

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$10.81		$10.72		$12.90		$13.14		$12.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.23		0.65		0.47		0.10
Net realized and unrealized gain (loss)	0.04		0.14		(2.11)		0.21		1.29

Total from investment operations	0.22		0.37		(1.46)		0.68		1.39

Less distributions:
Dividends from net investment income	(0.28)		(0.03)		(0.72)		(0.50)		(0.17)
Distributions from net realized gains	(0.43)		(0.25)		—		(0.42)		(0.52)
Return of capital	(0.12)		—		—		—		—

Total dividends and distributions	(0.83)		(0.28)		(0.72)		(0.92)		(0.69)

Net asset value, end of year	$10.20		$10.81		$10.72		$12.90		$13.14

Total return	1.91%		3.53%		(11.38)%		5.37%		11.28%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$77,728		$80,208		$82,187		$95,587		$91,190
Ratio of expenses to average net assets:
After waivers (f)(g)	2.53	%(j)	2.26	%(k)	1.25	%(m)	0.77	%(n)	0.84	%(o)
Before waivers (f)(g)	2.88%		2.60%		1.58%		1.08%		1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.63%		2.16%		5.41%		3.51%		0.77%
Before waivers (f)	1.27%		1.81%		5.08%		3.21%		0.42%
Portfolio turnover rate^	122%		44%		59%		119%		195%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 1.78%, 1.51%, 0.50%, 0.02%, Interest and Tax Expense of 0.09% for years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 2.53% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 2.26% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.84% for Class IB.

See Notes to Financial Statements.

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (11.7%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4 4.713%, 9/25/36 (l)		$35,555	$35,191
American Airlines Pass-Through Trust,
Series 2016-3 A 3.250%, 10/15/28		124,550	113,963
Series 2016-3 AA 3.000%, 10/15/28		186,906	173,822
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1 5.158%, 11/25/35 (l)		69,464	67,928
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 6.048%, 1/15/37 (l)§		577,989	577,266
AREIT Trust,
Series 2021-CRE5 A 5.576%, 11/17/38 (l)§		91,354	91,200
Ares European CLO XIV DAC,
Series 14A AR 4.128%, 10/21/34 (l)§	EUR	700,000	725,081
Ares XXVII CLO Ltd.,
Series 2013-2A AR3 5.703%, 10/28/34 (l)§		$700,000	701,992
Argent Securities Trust,
Series 2006-W2 A2B 4.833%, 3/25/36 (l)		205,802	107,759
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C 4.753%, 7/25/36 (l)		625,487	143,636
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2 4.773%, 8/25/36 (l)		13,686	13,203
Series 2006-HE9 1A2 4.753%, 11/25/36 (l)		109,684	107,269
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2 5.578%, 2/25/35 (l)		419	419
BlueMountain CLO Ltd.,
Series 2018-3A A1R 5.816%, 10/25/30 (l)§		449,994	450,683
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 4.094%, 1/15/33 (l)§	EUR	699,792	722,579
BMW Vehicle Lease Trust,
Series 2024-1 A3 4.980%, 3/25/27		$500,000	503,242
BRSP Ltd.,
Series 2021-FL1 A 5.631%, 8/19/38 (l)§		501,863	500,487
C-Bass Trust,
Series 2006-CB9 A1 4.573%, 11/25/36 (l)		10,807	4,598
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1 7.250%, 5/25/36 (e)		99,240	49,523
Crestline Denali CLO XV Ltd.,
Series 2017-1A AR 5.909%, 4/20/30 (l)§		151,896	151,955
Crown Point CLO 7 Ltd.,
Series 2018-7A AR 5.847%, 10/20/31 (l)§		575,223	575,798
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 3.516%, 9/15/31 (l)§	EUR	598,761	617,083
CWABS Asset-Backed Certificates Trust,
Series 2006-2 M1 5.053%, 6/25/36 (l)		$7,094	7,081
Series 2006-21 2A4 4.913%, 5/25/37 (l)		214,232	195,416
Series 2006-24 1A 4.733%, 6/25/47 (l)		633,735	555,673
Series 2006-3 M2 5.038%, 6/25/36 (l)		703,171	672,598
Elevation CLO Ltd.,
Series 2022-16A A1AR 0.000%, 7/25/34 (l)§		700,000	700,464
EMC Mortgage Loan Trust,
Series 2001-A A 5.193%, 5/25/40 (l)§		2,121	2,106
FHF Issuer Trust,
Series 2024-1A A2 5.690%, 2/15/30§		431,931	436,444
Series 2024-2A A2 5.890%, 6/15/30§		674,480	683,291
FHF Trust,
Series 2022-1A A 4.430%, 1/18/28§		290,620	289,315
Series 2023-1A A2 6.570%, 6/15/28§		187,894	189,679
FORT CRE Issuer LLC,
Series 2022-FL3 A 6.455%, 2/23/39 (l)§		222,611	218,229
Fremont Home Loan Trust,
Series 2005-D M1 5.068%, 11/25/35 (l)		296,190	262,192
Series 2006-E 2A1 4.513%, 1/25/37 (l)		2,061	909
FS Rialto Issuer LLC,
Series 2022-FL4 A 6.503%, 1/19/39 (l)§		553,460	550,702
Galaxy XV CLO Ltd.,
Series 2013-15A ARR 5.888%, 10/15/30 (l)§		259,715	259,902
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A 4.000%, 4/20/49§		738,594	652,065
Series 2023-1GS A 5.520%, 2/22/55§		432,244	411,311
Series 2023-3C A 6.500%, 7/20/55§		436,885	434,283
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2 6.183%, 4/22/33 (l)§		700,000	700,090
GSAA Trust,
Series 2006-7 AF2 5.995%, 3/25/46 (l)		234,190	85,856
GSAMP Trust,
Series 2006-NC2 A2B 4.633%, 6/25/36 (l)		110,531	58,481

See Notes to Financial Statements.

1131

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
GSPA Monetization Trust, 6.422%, 10/9/29§	$191,526	$195,875
Home Equity Loan Trust,
Series 2007-FRE1 2AV3 4.683%, 4/25/37 (l)	216,889	206,451
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32	664,427	621,638
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1 2.777%, 10/25/35 (l)	64,843	63,083
Series 2006-FRE1 M1 5.038%, 5/25/35 (l)	37,854	37,350
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5 4.713%, 3/25/37 (l)	26,917	26,437
LCCM Trust,
Series 2021-FL3 A 5.962%, 11/15/38 (l)§	430,929	430,818
LCM XV LP,
Series 15A AR2 5.879%, 7/20/30 (l)§	110,166	110,232
Lehman XS Trust,
Series 2006-8 2A1 4.547%, 6/25/36 (l)	8,808	10,586
MASTR Asset-Backed Securities Trust,
Series 2006-FRE2 A5 4.933%, 3/25/36 (l)	137,725	79,580
MF1 Ltd.,
Series 2020-FL4 A 6.196%, 12/15/35 (l)§	208,713	208,713
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D 4.953%, 8/25/36 (l)	418,470	189,461
Series 2006-WMC2 A2C 4.753%, 7/25/36 (l)	228,306	79,334
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	1,066,927	920,592
Series 2023-3A A 5.910%, 11/20/53§	146,471	145,045
Newcastle Mortgage Securities Trust,
Series 2006-1 M5 5.173%, 3/25/36 (l)	900,000	854,200
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D 4.933%, 11/25/36 (l)	97,281	26,302
Option One Mortgage Loan Trust,
Series 2006-3 2A3 4.733%, 2/25/37 (l)	1,081,390	494,560
Series 2007-5 1A1 4.673%, 5/25/37 (l)	314,017	178,956
Series 2007-CP1 1A1 4.593%, 3/25/37 (l)	133,751	118,257
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2 5.143%, 11/25/35 (l)	281,131	260,623
OZLM IX Ltd.,
Series 2014-9A A1A4 5.817%, 10/20/31 (l)§	673,416	673,951
Palmer Square Loan Funding Ltd.,
Series 2021-4A A1 5.718%, 10/15/29 (l)§	179,263	179,443
Pikes Peak CLO 4,
Series 2019-4A ARR 5.866%, 7/15/34 (l)§	700,000	700,193
RASC Trust,
Series 2005-EMX5 A3 5.113%, 12/25/35 (l)	88,603	75,623
Series 2006-EMX2 M1 5.053%, 2/25/36 (l)	107,655	105,098
Regatta XV Funding Ltd.,
Series 2018-4A A1R 5.826%, 10/25/31 (l)§	584,408	584,654
Regatta XVI Funding Ltd.,
Series 2019-2A A1R 5.856%, 1/15/33 (l)§	700,000	700,159
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2 5.285%, 1/25/37 (e)	544,629	160,732
Sandstone Peak Ltd.,
Series 2021-1A A1R 5.936%, 10/15/34 (l)§	700,000	701,925
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A 4.583%, 5/25/37 (l)	27,609	20,612
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C 4.993%, 2/25/36 (l)	64,611	30,464
Sound Point CLO XVI Ltd.,
Series 2017-2A AR 5.867%, 7/25/30 (l)§	116,635	116,679
Soundview Home Loan Trust,
Series 2007-OPT5 1A1 5.353%, 10/25/37 (l)	490,909	360,810
Series 2007-WMC1 3A1 4.673%, 2/25/37 (l)	70,138	17,361
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D 4.753%, 11/25/37 (l)	484,149	259,019
Stonepeak ABS,
Series 2021-1A AA 2.301%, 2/28/33§	328,104	314,561
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3 5.353%, 5/25/37 (l)§	117,862	113,554
STWD Ltd.,
Series 2021-FL2 A 5.690%, 4/18/38 (l)§	520,004	517,854
Series 2022-FL3 A 5.948%, 11/15/38 (l)§	683,585	678,481
Sunnova Helios XI Issuer LLC,
Series 2023-A A 5.300%, 5/20/50§	544,389	526,260
Sunnova Sol IV Issuer LLC,
Series 2022-A A 2.790%, 2/22/49§	1,469,690	1,276,119
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	674,970	566,321

See Notes to Financial Statements.

1132

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Tesla Sustainable Energy Trust,
Series 2024-1A A2 5.080%, 6/21/50§		$500,000	$499,231
Trinitas CLO XIX Ltd.,
Series 2022-19A A1R 5.466%, 10/20/33 (l)§		700,000	700,123
United Airlines Pass-Through Trust,
Series 2016-2 AA 2.875%, 10/7/28		516,026	478,511
Series 2020-1 A 5.875%, 10/15/27		454,933	460,620
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3 4.703%, 4/25/37 (l)		201,095	69,183

Total Asset-Backed Securities			29,946,398

Collateralized Mortgage Obligations (3.2%)
Alba plc,
Series 2007-1 A3 4.998%, 3/17/39 (l)(m)	GBP	191,380	234,724
Alternative Loan Trust,
Series 2005-32T1 A3 5.453%, 8/25/35 (l)		$86,772	47,231
Series 2006-45T1 1A16 6.000%, 2/25/37		227,403	90,709
Series 2006-OA11 A1B 4.833%, 9/25/46 (l)		217,581	206,768
Series 2006-OA12 A1B 4.675%, 9/20/46 (l)		47,822	48,153
Series 2006-OA3 1A1 4.853%, 5/25/36 (l)		26,271	22,235
American Home Mortgage Assets Trust,
Series 2006-5 6.700%, 6/25/36 (e)		476,974	67,147
Banc of America Funding Trust,
Series 2005-D A1 5.670%, 5/25/35 (l)		4,119	3,808
Series 2007-2 1A2 6.000%, 3/25/37		50,709	38,563
Banc of America Mortgage Trust,
Series 2003-D 2A4 6.870%, 5/25/33 (l)		34	33
BCAP LLC Trust,
Series 2007-AA2 12A1 4.873%, 5/25/47 (l)		51,224	47,896
Series 2011-RR5 12A1 4.475%, 3/26/37 (e)§		8,695	8,566
Bear Stearns ALT-A Trust,
Series 2005-4 23A1 5.515%, 5/25/35 (l)		12,459	11,706
Series 2005-7 22A1 5.151%, 9/25/35 (l)		17,033	9,843
Series 2006-3 35A1 4.609%, 5/25/36 (l)		45,850	21,735
Bear Stearns ARM Trust,
Series 2002-11 1A1 6.750%, 2/25/33 (l)		8	8
Series 2002-11 1A2 3.250%, 2/25/33 (l)		163	126
Series 2003-1 6A1 6.500%, 4/25/33 (l)		556	555
Series 2003-8 2A1 5.957%, 1/25/34 (l)		3,534	3,368
Series 2004-1 12A5 5.233%, 4/25/34 (l)		7,050	6,228
Series 2004-10 22A1 5.125%, 1/25/35 (l)		2,955	2,493
Series 2004-10 23A1 5.251%, 1/25/35 (l)		1,130	1,065
Series 2004-3 1A1 5.251%, 7/25/34 (l)		6,651	6,108
Series 2004-8 2A1 6.039%, 11/25/34 (l)		15,463	14,088
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 5.514%, 1/26/36 (l)		20,974	15,014
Series 2007-R6 2A1 4.219%, 12/26/46 (l)		20,364	15,565
Chase Mortgage Finance Trust,
Series 2005-A2 3A5 4.587%, 1/25/36 (l)		26,732	23,970
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3 5.165%, 11/25/34 (l)		13,266	12,510
Series 2004-HYB9 1A1 5.400%, 2/20/35 (l)		2,161	2,172
Series 2005-HYB9 3A2A 6.662%, 2/20/36 (l)		1,907	1,620
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A 7.230%, 10/25/35 (l)		1,592	1,573
Series 2009-7 5A2 5.500%, 12/25/35§		54,424	26,860
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 4.673%, 5/25/35 (l)		4,297	4,114
Series 2005-6 A2 6.849%, 9/25/35 (l)		31,625	30,695
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1 4.753%, 3/25/37 (l)		88,049	80,515
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1 4.953%, 2/25/35 (l)		2,489	2,443
Eurosail-UK plc,
Series 2007-2X A3C 4.980%, 3/13/45 (l)(m)	GBP	44	55
FHLMC,
Series 2248 FB 5.212%, 9/15/30(l)		$34	34
Series 3360 FC 5.432%, 5/15/37(l)		3,395	3,388
Series 4989 FA 5.319%, 8/15/40(l)		178,056	174,680
Series 4989 FB 5.319%, 10/15/40(l)		135,238	132,653
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1 6.025%, 2/25/45(l)		2,596	2,492
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1 4.833%, 8/25/35(l)		30,497	25,091

See Notes to Financial Statements.

1133

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1 5.282%, 10/25/35 (l)		$20,400	$18,629
FNMA,
Series 2003-25 KP 5.000%, 4/25/33		5,477	5,378
Series 2004-W2 5AF 5.033%, 3/25/44 (l)		4,684	4,667
Series 2005-79 NF 5.093%, 9/25/35 (l)		3,726	3,687
Series 2006-118 A1 4.909%, 12/25/36 (l)		2,529	2,462
Series 2006-5 3A2 6.706%, 5/25/35 (l)		1,701	1,744
Series 2007-42 AF 4.933%, 5/25/37 (l)		376	367
Series 2007-73 A1 4.750%, 7/25/37 (l)		6,028	5,896
Series 2015-58 AI 1. 933%, 8/25/55 IO (l)		146,467	8,094
GNMA,
Series 2015-H18 FB 5.366%, 7/20/65 (l)		203,739	203,239
Series 2015-H19 FK 5.366%, 8/20/65 (l)		147,589	147,146
Series 2016-H02 FH 5.766%, 1/20/66 (l)		61,968	62,123
Series 2016-H14 FA 5.566%, 6/20/66 (l)		80,710	80,683
Series 2016-H17 FC 5.596%, 8/20/66 (l)		259,885	259,885
Series 2016-H17 FM 5.216%, 8/20/66 (l)		515	510
Series 2016-H20 PT 7.954%, 9/20/66 (l)		323,728	331,522
Series 2016-H22 FA 5.536%, 10/20/66 (l)		150,946	151,254
Series 2017-H10 FB 6.522%, 4/20/67 (l)		220,462	222,979
Series 2018-38 WF 4.967%, 10/20/43 (l)		130,765	125,668
Series 2023-H02 FA 5.505%, 1/20/73 (l)		295,028	289,934
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC 4.709%, 6/18/39 (l)§		5,619	5,607
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 5.330%, 9/25/35 (l)		16,442	15,556
Series 2005-AR7 6A1 4.648%, 11/25/35 (l)		4,294	3,722
HarborView Mortgage Loan Trust,
Series 2005-12 2A12 5.981%, 10/19/35 (l)		47,204	33,826
Series 2005-14 4A1A 5.185%, 12/19/35 (l)		58,142	29,327
Series 2005-2 2A1A 4.921%, 5/19/35 (l)		5,973	5,754
Series 2005-4 3A1 5.052%, 7/19/35 (l)		22,767	16,802
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A 4.793%, 1/25/37 (l)		43,612	38,210
Series 2006-AR9 2A1 3.638%, 6/25/36 (l)		166,692	112,405
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		10,419	4,507
Series 2006-A3 6A1 5.220%, 8/25/34 (l)		14,629	14,343
Series 2006-A6 1A4L 4.629%, 10/25/36 (l)		42,874	31,004
Landmark Mortgage Securities No. 3 plc,
Series 3 A 5.146%, 4/17/44 (l)(m)	GBP	389,125	475,775
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5 5.512%, 4/25/35 (l)		$27,318	24,170
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A 5.715%, 7/25/35 (l)		39,311	32,474
MortgageIT Trust,
Series 2005-5 A2 5.073%, 12/25/35 (l)		20,888	20,482
Prime Mortgage Trust,
Series 2004-CL1 1A2 4.853%, 2/25/34 (l)		613	578
Series 2006-CL1 A1 4.953%, 2/25/35 (l)		13,557	13,490
RALI Trust,
Series 2005-QA13 2A1 5.398%, 12/25/35 (l)		7,051	6,114
Series 2006-QS12 1A1 6.500%, 9/25/36		142,865	61,702
Series 2006-QS13 1A10 6.000%, 9/25/36		9,466	7,403
Series 2007-QA3 A1 4.653%, 5/25/37 (l)		157,604	140,358
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 6.891%, 10/25/39 (l)§		416,347	418,168
Residential Asset Securitization Trust,
Series 2005-A11 1A1 4.903%, 10/25/35 (l)		33,774	19,935
RFMSI Trust,
Series 2007-S6 1A11 6.000%, 6/25/37		45,374	34,859
Ripon Mortgages plc,
Series 1RA A 5.420%, 8/28/56 (l)§	GBP	1,339,616	1,677,529
STARM Mortgage Loan Trust,
Series 2007-1 2A1 5.748%, 2/25/37 (l)		$21,002	18,003
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1 4.853%, 4/25/47 (l)		26,930	23,007
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3 4.981%, 7/19/35 (l)		17,060	16,184
Series 2006-AR6 1A3 4.833%, 7/25/46 (l)		603,793	474,161
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1 5.141%, 9/19/32 (l)		195	187

See Notes to Financial Statements.

1134

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B 6.226%, 3/25/37 (l)		$18,973	$13,447
Series 2007-3 3A1 6.176%, 6/25/47 (l)		89,857	78,730
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1 7.187%, 5/20/36 (l)		6,086	5,915
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1 5.033%, 10/25/45 (l)		2,231	2,175
Series 2005-AR6 1A1A 4.953%, 2/25/45 (l)		175,914	172,174
Series 2006-AR16 3A3 4.176%, 12/25/36 (l)		10,756	9,312
Series 2007-HY5 2A1 3.425%, 5/25/37 (l)		67,243	52,608
Series 2007-HY7 4A2 5.020%, 7/25/37 (l)		39,250	34,408
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A 5.655%, 12/21/49 (l)§	GBP	288,000	360,726
Series 3A B 6.355%, 12/21/49 (l)§		100,000	125,190
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1 7.750%, 10/25/36 (l)		$304,829	282,563

Total Collateralized Mortgage Obligations			8,287,357

Commercial Mortgage-Backed Securities (6.8%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5 2.756%, 5/15/53§		600,000	536,455
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		800,000	759,584
BIG Commercial Mortgage Trust,
Series 2022-BIG A 5.739%, 2/15/39 (l)§		638,903	635,503
BX Trust,
Series 2021-ARIA A 5.411%, 10/15/36 (l)§		900,000	897,470
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB 3.644%, 12/10/54		107,698	105,929
Citigroup Commercial Mortgage Trust,
Series 2013-375P A 3.251%, 5/10/35§		446,659	438,747
Commercial Mortgage Trust,
Series 2018-COR3 A3 4.228%, 5/10/51		700,000	664,738
Series 2021-2400 A 5.812%, 12/15/38 (l)§		657,662	630,548
DC Office Trust,
Series 2019-MTC A 2.965%, 9/15/45§		1,300,000	1,129,250
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§		1,000,000	854,938
Extended Stay America Trust,
Series 2021-ESH A 5.591%, 7/15/38(l)§		704,633	705,073
Series 2021-ESH A1 5.591%, 7/15/38 (l)§		440,395	440,808
FNMA ACES,
Series 2020-M33 X2 2.242%, 1/25/31 IO (l)		1,850,492	117,331
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§		339,416	276,292
GS Mortgage Securities Trust,
Series 2016-GS3 WMB 3.602%, 10/10/49 (l)§		100,000	80,902
Hilton USA Trust,
Series 2016-SFP A 2.828%, 11/5/35§		600,000	451,084
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A 5.777%, 11/15/38 (l)§		800,000	796,000
Series 2021-NYAH A 5.522%, 6/15/38 (l)§		700,000	692,112
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 5.346%, 7/15/36 (l)§		88,977	88,700
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB 3.557%, 12/15/47		22,928	22,823
Morgan Stanley Capital I Trust,
Series 2020-CNP A 2.428%, 4/5/42 (l)§		800,000	663,766
Series 2021-230P A 5.681%, 12/15/38 (l)§		800,000	770,062
MSSG Trust,
Series 2017-237P A 3.397%, 9/13/39§		700,000	644,118
New Orleans Hotel Trust,
Series 2019-HNLA A 5.434%, 4/15/32 (l)§		500,000	492,674
NYO Commercial Mortgage Trust,
Series 2021-1290 A 5.607%, 11/15/38 (l)§		400,000	392,002
ONE Mortgage Trust,
Series 2021-PARK A 5.211%, 3/15/36 (l)§		700,000	691,251
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 5.653%, 11/25/36 (l)§		313,555	312,623
Series 2023-FL11 A 6.713%, 10/25/39 (l)§		344,210	345,070
STWD Mortgage Trust,
Series 2021-HTS A 5.612%, 4/15/34 (l)§		230,448	229,133
Series 2021-LIH A 5.370%, 11/15/36 (l)§		1,200,000	1,191,055
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5 4.302%, 1/15/52		800,000	777,375
Worldwide Plaza Trust,
Series 2017-WWP A 3.526%, 11/10/36§		900,000	597,664

Total Commercial Mortgage-Backed Securities			17,431,080

See Notes to Financial Statements.

1135

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Corporate Bonds (27.9%)
Communication Services (0.4%)
Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29		$800,000	$706,000

Wireless Telecommunication Services (0.1%)
Sprint Spectrum Co. LLC 4.738%, 3/20/25§		43,750	43,549
5.152%, 3/20/28§		260,000	261,102

			304,651

Total Communication Services			1,010,651

Consumer Discretionary (1.7%)
Automobiles (1.3%)
Hyundai Capital America 5.800%, 6/26/25§		400,000	401,569
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26(x)§		600,000	600,338
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§		800,000	752,112
2.750%, 3/9/28§		800,000	726,281
Nissan Motor Co. Ltd. 4.810%, 9/17/30(x)§		800,000	749,632

			3,229,932

Hotels, Restaurants & Leisure (0.4%)
Choice Hotels International, Inc. 3.700%, 12/1/29		700,000	649,474
Expedia Group, Inc. 3.250%, 2/15/30		500,000	460,312

			1,109,786

Total Consumer Discretionary			4,339,718

Consumer Staples (0.5%)
Food Products (0.3%)
JDE Peet’s NV 2.250%, 9/24/31§		400,000	323,464
Mondelez International, Inc. 4.625%, 7/3/31	CAD	700,000	499,896

			823,360

Personal Care Products (0.2%)
Coty, Inc. 4.500%, 5/15/27§	EUR	500,000	516,630

Total Consumer Staples			1,339,990

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
ONEOK Partners LP 6.850%, 10/15/37		$800,000	860,384

Total Energy			860,384

Financials (13.1%)
Banks (7.2%)
Banco Santander SA 2.746%, 5/28/25		700,000	693,719
Bank of America Corp.
(SOFR + 1.99%), 6.204%, 11/10/28 (k)		600,000	620,763
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§		1,400,000	1,411,548
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)		700,000	593,007
BNP Paribas SA 3.500%, 11/16/27§		300,000	287,236
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		500,000	519,333
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.004%, 9/24/26 (k)§		2,300,000	2,233,636
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26 (k)(x)§		1,000,000	976,424
HSBC USA, Inc. 5.625%, 3/17/25		500,000	500,835
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29 (k)(m)(y)		300,000	273,708
JPMorgan Chase & Co.
(SOFR + 1.85%), 2.083%, 4/22/26 (k)		100,000	99,071
(SOFR + 1.33%), 6.070%, 10/22/27 (k)		500,000	511,601
(SOFR + 0.93%), 4.979%, 7/22/28 (k)		500,000	499,653
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)		900,000	809,807
Lloyds Bank plc 0.000%, 4/2/32 (e)(m)		600,000	395,976
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28 (k)		400,000	403,123
Mitsubishi UFJ Financial Group, Inc.
(SOFR + 0.94%), 5.363%, 2/20/26 (k)(x)		400,000	400,286
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.778%, 7/6/29 (k)		300,000	306,587
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)		500,000	504,480
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28 (k)		500,000	506,497
Nederlandse Waterschapsbank NV 4.000%, 6/1/28§		400,000	394,133
Norinchukin Bank (The) 5.430%, 3/9/28§		600,000	603,134
5.094%, 10/16/29§		500,000	495,508
Royal Bank of Canada 4.900%, 1/12/28		300,000	299,949

See Notes to Financial Statements.

1136

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		$500,000	$513,136
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32 (k)		700,000	599,065
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27 (k)§		300,000	303,224
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.005%, 10/15/30 (k)§		500,000	489,485
Sumitomo Mitsui Financial Group, Inc.
5.464%, 1/13/26		300,000	302,136
Sumitomo Mitsui Trust Bank Ltd. 2.800%, 3/10/27§		1,600,000	1,533,165
5.500%, 3/9/28§		300,000	305,065

			18,385,290

Capital Markets (3.9%)
Brookfield Finance I UK plc 2.340%, 1/30/32		700,000	577,369
Goldman Sachs Bank USA
(SOFR + 0.75%), 5.233%, 5/21/27 (k)		500,000	500,873
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 1.43%), 5.955%, 5/15/26 (k)		300,000	300,875
(SOFR + 1.27%), 5.727%, 4/25/30 (k)		500,000	510,629
(SOFR + 1.21%), 5.049%, 7/23/30 (k)		500,000	495,535
(SOFR + 1.14%), 4.692%, 10/23/30 (k)		500,000	488,268
HAT Holdings I LLC 3.375%, 6/15/26§		400,000	387,592
8.000%, 6/15/27§		800,000	832,156
Lazard Group LLC 4.500%, 9/19/28		700,000	684,355
Morgan Stanley
(SOFR + 1.02%), 5.433%, 4/13/28 (k)		500,000	502,500
(SOFR + 1.01%), 5.652%, 4/13/28 (k)		500,000	507,968
(SOFR + 1.26%), 5.656%, 4/18/30 (k)		500,000	507,967
(SOFR + 1.10%), 4.654%, 10/18/30 (k)		500,000	489,069
Nomura Holdings, Inc. 1.851%, 7/16/25		900,000	885,009
Stifel Financial Corp. 4.000%, 5/15/30		900,000	847,222
UBS Group AG 4.125%, 4/15/26§		600,000	594,240
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§		500,000	503,380
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27 (k)§		200,000	198,924
(SOFR + 3.73%), 4.194%, 4/1/31 (k)§		300,000	283,364

			10,097,295

Consumer Finance (0.8%)
Ally Financial, Inc. 2.200%, 11/2/28		1,500,000	1,329,812
American Honda Finance Corp. 5.000%, 5/23/25		600,000	600,347

			1,930,159

Financial Services (0.6%)
Global Payments, Inc. 2.900%, 5/15/30		700,000	623,009
Jyske Realkredit A/S
Series CCE 1.500%, 10/1/53	DKK	1	—
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		$500,000	512,844
NTT Finance Corp. 4.239%, 7/25/25§		400,000	398,544
Realkredit Danmark A/S
Series 23S 1.500%, 10/1/53 (m)	DKK	1	—

			1,534,397

Insurance (0.6%)
First American Financial Corp. 4.000%, 5/15/30 (x)		$700,000	651,807
Manulife Financial Corp. 3.703%, 3/16/32		1,100,000	1,005,103

			1,656,910

Total Financials			33,604,051

Industrials (0.5%)
Marine Transportation (0.4%)
AP Moller - Maersk A/S 4.500%, 6/20/29§		700,000	687,859
5.875%, 9/14/33§		300,000	306,598

			994,457

Passenger Airlines (0.1%)
American Airlines Pass-Through Trust, Class A
Series 2013-1 A 4.000%, 7/15/25		208,174	205,051

Total Industrials			1,199,508

Information Technology (1.0%)
Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc. 3.137%, 11/15/35§		215,000	175,394
3.187%, 11/15/36§		46,000	36,971
NXP BV 5.350%, 3/1/26		500,000	503,090
5.000%, 1/15/33 (x)		1,400,000	1,363,138

			2,078,593

See Notes to Financial Statements.

1137

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Software (0.2%)
VMware LLC 4.700%, 5/15/30		$500,000	$489,144

Total Information Technology			2,567,737

Materials (0.4%)
Containers & Packaging (0.4%)
Smurfit Kappa Treasury ULC 5.200%, 1/15/30§		600,000	601,118
Smurfit Westrock Financing DAC 5.418%, 1/15/35§		400,000	396,967

Total Materials			998,085

Real Estate (4.1%)
Diversified REITs (0.6%)
Digital Dutch Finco BV (REIT) 1.000%, 1/15/32(m)	EUR	1,200,000	1,047,142
Store Capital LLC (REIT) 2.700%, 12/1/31		$500,000	411,092

			1,458,234

Health Care REITs (0.1%)
Ventas Realty LP (REIT) 3.250%, 10/15/26		200,000	194,425

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31		300,000	254,883

Industrial REITs (0.2%)
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		500,000	475,317

Office REITs (0.8%)
COPT Defense Properties LP (REIT)
2.250%, 3/15/26		800,000	773,103
Highwoods Realty LP (REIT) 4.125%, 3/15/28		100,000	96,212
Kilroy Realty LP (REIT) 2.500%, 11/15/32		1,700,000	1,316,033

			2,185,348

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc. 6.875%, 12/1/28(x)		400,000	423,466

Residential REITs (0.4%)
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		400,000	357,550
Sun Communities Operating LP (REIT) 5.500%, 1/15/29		600,000	603,242

			960,792

Specialized REITs (1.7%)
American Tower Corp. (REIT) 1.875%, 10/15/30		400,000	334,493
EPR Properties (REIT) 3.600%, 11/15/31		800,000	699,120
Equinix, Inc. (REIT) 1.550%, 3/15/28		1,000,000	899,390
2.500%, 5/15/31		800,000	682,753
3.900%, 4/15/32		1,200,000	1,104,204
Weyerhaeuser Co. (REIT) 4.750%, 5/15/26(x)		700,000	699,632

			4,419,592

Total Real Estate			10,372,057

Utilities (5.9%)
Electric Utilities (4.0%)
Ameren Missouri Securitization Funding I LLC Series A-1
4.850%, 10/1/39		700,000	690,372
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53		300,000	282,382
Enel Finance International NV 2.125%, 7/12/28(e)§		2,300,000	2,074,893
Florida Power & Light Co. 5.050%, 4/1/28		100,000	100,761
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28		2,100,000	1,898,532
Northern States Power Co.
2.600%, 6/1/51		872,000	517,556
4.500%, 6/1/52		700,000	593,499
Oncor Electric Delivery Co. LLC
3.500%, 5/15/31§	EUR	500,000	524,466
Pacific Gas and Electric Co.
6.700%, 4/1/53		$1,100,000	1,189,033
Public Service Electric & Gas Co.
3.100%, 3/15/32		1,500,000	1,320,555
SCE Recovery Funding LLC
Series A-1
4.697%, 6/15/40		369,018	355,044
Wisconsin Power & Light Co.
4.950%, 4/1/33		300,000	291,376
5.375%, 3/30/34		400,000	397,605

			10,236,074

Independent Power and Renewable Electricity Producers (0.7%)
AES Corp. (The)
1.375%, 1/15/26		1,400,000	1,349,825
Clearway Energy Operating LLC
3.750%, 2/15/31§		600,000	520,500

			1,870,325

Multi-Utilities (1.2%)
Abu Dhabi National Energy Co. PJSC
4.750%, 3/9/37§		500,000	468,437
New York State Electric & Gas Corp.
5.650%, 8/15/28§		900,000	919,692
5.300%, 8/15/34§		1,200,000	1,179,971
San Diego Gas & Electric Co.
4.950%, 8/15/28		500,000	502,244

			3,070,344

Total Utilities			15,176,743

Total Corporate Bonds			71,468,924

Foreign Government Securities (2.7%)
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	574,574
Mexican Udibonos
4.000%, 8/24/34 TIPS	MXN	3,338,569	141,836
Province of Ontario
3.650%, 6/2/33	CAD	500,000	346,982
Province of Quebec
3.600%, 9/1/33		700,000	482,735
Republic of Chile
4.850%, 1/22/29		$900,000	891,000
Republic of Colombia
8.000%, 11/14/35		400,000	402,400

See Notes to Financial Statements.

1138

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Republic of Peru
6.950%, 8/12/31 (m)	PEN	100,000	$27,975
6.150%, 8/12/32§		200,000	52,709
Republic of Philippines 5.500%, 1/17/48 (x)		$600,000	585,000
Republic of South Africa 10.500%, 12/21/26	ZAR	28,300,000	1,551,186
Romania Government Bond 5.625%, 2/22/36§	EUR	600,000	595,873
U.K. Treasury Bonds 4.375%, 7/31/54 (m)	GBP	675,000	748,141
United Mexican States 4.490%, 5/25/32	EUR	500,000	524,456

Total Foreign Government Securities			6,924,867

Mortgage-Backed Securities (46.4%)
FHLMC 4.500%, 4/1/29		$7,778	7,736
6.000%, 1/1/37		24,643	25,587
4.000%, 1/1/41		20,626	19,535
3.500%, 3/1/48		56,198	50,468
FHLMC UMBS 3.500%, 2/1/49		18,997	17,031
3.500%, 7/1/49		47,564	42,765
3.500%, 2/1/50		12,654	11,352
3.500%, 4/1/50		18,438	16,553
3.500%, 6/1/52		922,210	815,755
3.000%, 7/1/52		2,049,775	1,740,324
4.500%, 8/1/52		247,509	233,231
4.000%, 10/1/52		297,834	272,221
4.000%, 11/1/52		419,516	383,439
4.000%, 2/1/53		4,118,743	3,761,967
4.000%, 4/1/53		43,613	39,835
5.000%, 6/1/53		5,413,148	5,227,206
5.000%, 7/1/53		5,084,118	4,909,479
4.500%, 8/1/53		1,716,406	1,614,037
5.500%, 8/1/53		720,710	712,349
4.000%, 11/1/53		386,054	352,583
5.500%, 2/1/54		831,603	820,397
5.500%, 3/1/54		9,584,156	9,455,008
5.500%, 4/1/54		988,883	976,793
5.500%, 5/1/54		53,141	52,424
6.000%, 6/1/54		282,294	283,648
FNMA 7.113%, 5/1/38 (l)		77,646	79,199
FNMA UMBS 4.500%, 1/1/34		10,038	9,956
5.500%, 4/1/34		15,670	15,994
5.500%, 5/1/34		32,794	33,468
2.500%, 2/1/35		365,428	347,677
5.500%, 3/1/38		20,895	21,335
5.000%, 8/1/39		26,230	26,197
4.500%, 12/1/41		6,224	6,033
4.500%, 7/1/44		29,567	28,545
3.500%, 2/1/48		8,607	7,719
3.500%, 11/1/48		10,370	9,296
4.500%, 7/1/52		9,379,853	8,844,610
4.000%, 7/1/53		969,066	885,123
4.500%, 7/1/53		947,440	891,304
5.000%, 7/1/53		641,037	621,822
5.500%, 10/1/53		32,374	32,009
5.500%, 11/1/53		69,045	68,137
5.500%, 12/1/53		893,195	882,722
5.500%, 2/1/54		45,044	44,437
6.000%, 2/1/54		911,187	915,843
5.500%, 3/1/54		41,927	41,362
5.500%, 6/1/54		961,318	948,426
6.000%, 7/1/54		1,910,359	1,919,524
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 1/25/55 TBA		2,800,000	2,374,969
4.000%, 1/25/55 TBA		4,582,652	4,184,176
4.500%, 1/25/55 TBA		1,700,000	1,597,602
5.500%, 1/25/55 TBA		2,800,000	2,761,281
3.000%, 2/25/55 TBA		19,000,000	16,118,086
3.500%, 2/25/55 TBA		16,800,000	14,841,093
4.000%, 2/25/55 TBA		4,917,348	4,489,001
5.000%, 2/25/55 TBA		4,300,000	4,144,796
5.500%, 2/25/55 TBA		16,000,000	15,767,501
6.000%, 2/25/55 TBA		3,000,000	3,010,898
GNMA 3.000%, 7/15/45		5,108	4,480
3.000%, 8/15/45		39,047	34,245
4.500%, 1/20/49		188,868	180,222
5.000%, 1/20/49		2,567	2,523
5.000%, 2/20/49		32,477	31,919
5.000%, 7/20/49		970,930	955,454

Total Mortgage-Backed Securities			119,020,707

Municipal Bonds (1.0%)
California Health Facilities Financing Authority
4.190%, 6/1/37		1,300,000	1,178,282
New York State Urban Development Corp.
1.346%, 3/15/26		800,000	771,742
University of Michigan 3.504%, 4/1/52		900,000	662,811

Total Municipal Bonds			2,612,835

Supranational (0.7%)
European Investment Bank 3.750%, 2/14/33 (x)		500,000	471,300
European Union 2.875%, 10/5/29 (m)		1,000,000	1,052,819
2.500%, 12/4/31 (m)		100,000	102,547
1.250%, 2/4/43 (m)		100,000	75,289

Total Supranational			1,701,955

U.S. Treasury Obligations (19.2%)
U.S. Treasury Bonds 1.375%, 11/15/40		14,000,000	8,670,477
1.875%, 2/15/41		3,100,000	2,078,022
2.250%, 5/15/41		800,000	568,056
2.375%, 2/15/42		300,000	213,679
3.250%, 5/15/42		5,300,000	4,313,901
3.875%, 2/15/43		2,800,000	2,472,715
3.875%, 5/15/43		600,000	528,649
4.375%, 8/15/43		700,000	659,304
3.375%, 5/15/44		1,400,000	1,135,532
4.625%, 5/15/44		100,000	97,061
3.125%, 8/15/44		2,100,000	1,631,739
2.875%, 8/15/45		600,000	442,867
3.125%, 5/15/48		100,000	74,999
3.000%, 8/15/48		12,600,000	9,211,624
3.375%, 11/15/48		200,000	156,373
3.000%, 2/15/49		400,000	291,308
2.875%, 5/15/49		100,000	70,952
2.250%, 8/15/49		400,000	247,870

See Notes to Financial Statements.

1139

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
2.375%, 11/15/49		$100,000	$63,593
4.500%, 11/15/54		300,000	286,546
U.S. Treasury Inflation Linked Bonds
0.625%, 2/15/43 TIPS		1,647,576	1,204,281
1.375%, 2/15/44 TIPS		135,444	112,642
0.750%, 2/15/45 TIPS		670,250	485,517
1.000%, 2/15/46 TIPS		133,223	100,108
0.875%, 2/15/47 TIPS		392,304	283,650
1.000%, 2/15/49 TIPS		125,445	91,187
0.250%, 2/15/50 TIPS		122,781	71,384
0.125%, 2/15/51 TIPS		1,333,695	732,334
0.125%, 2/15/52 TIPS		453,580	245,220
1.500%, 2/15/53 TIPS		530,965	424,620
2.125%, 2/15/54 TIPS		925,686	855,658
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/25 TIPS		488,832	485,726
0.375%, 7/15/25 TIPS (t)		2,994,998	2,976,640
0.125%, 10/15/25 TIPS		304,143	300,460
0.625%, 1/15/26 TIPS		265,698	261,931
1.250%, 4/15/28 TIPS (t)		841,912	820,201
0.125%, 7/15/31 TIPS		1,413,312	1,244,317
0.125%, 1/15/32 TIPS		455,500	394,941
0.625%, 7/15/32 TIPS		1,412,372	1,262,436
1.750%, 1/15/34 TIPS		102,691	98,462
1.875%, 7/15/34 TIPS		301,797	292,456
U.S. Treasury Notes
3.875%, 8/15/34		3,400,000	3,216,207

Total U.S. Treasury Obligations			49,175,645

Total Long-Term Debt Securities (119.6%) (Cost $327,851,386)			306,569,768

SHORT-TERM INVESTMENTS:
Commercial Paper (0.2%)
Cencora, Inc. 4.61%, 1/24/25 (n)(p)		600,000	598,161

Foreign Government Treasury Bills (0.1%)
Federative Republic of Brazil 0.00%, 4/1/25 (p)	BRL	1,700,000	266,885

	Number of Shares
Investment Companies (0.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)		100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)		300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)		1,528,223	1,528,223

Total Investment Companies			1,928,223

	Principal Amount
U.S. Treasury Obligations (5.4%)
U.S. Treasury Bills 4.00%, 2/6/25 (p)(w)		$11,400,000	11,353,284
4.12%, 3/20/25 (p)(w)		2,400,000	2,378,504

Total U.S. Treasury Obligations			13,731,788

Total Short-Term Investments (6.5%) (Cost $16,561,465)			16,525,057

OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Call/Put Interest Rate Swaptions Purchased Payable (0.0%)†
1 Year, February 2025 @2.05% v.3 Month EURIBOR 02/19/2025 at EUR 2.05, European Style Notional Amount: EUR 2,700,000 Counterparty: Citibank NA*		2,700,000	1,736
1 Year, June 2025 @3.46% v.1 Day SOFR 06/16/2025 at USD 3.46, European Style Notional Amount: USD 4,300,000 Counterparty: Morgan Stanley*		4,300,000	3,962
1 Year, June 2025 @3.57% v.1 Day SOFR 06/20/2025 at USD 3.57, European Style Notional Amount: USD 7,700,000 Counterparty: Morgan Stanley*		7,700,000	8,951
1 Year, June 2025 @3.60% v.1 Day SOFR 06/26/2025 at USD 3.60, European Style Notional Amount: USD 8,500,000 Counterparty: Morgan Stanley*		8,500,000	10,852
1 Year, March 2025 @3.25% v.1 Day SONIA 3/13/2026 at GBP 3.25, European Style Notional Amount: GBP 7,500,000 Counterparty: Goldman Sachs Bank USA*		7,500,000	324
1 Year, March 2025 @3.25% v.1 Day SONIA 3/12/2026 at GBP 3.25, European Style Notional Amount: GBP 7,500,000 Counterparty: Goldman Sachs Bank USA*		7,500,000	303
1 Year, March 2025 @3.25% v.1 Day SONIA 3/11/2026 at GBP 3.25, European Style Notional Amount: GBP 5,000,000 Counterparty: Goldman Sachs Bank USA*		5,000,000	188
1 Year, March 2025 @3.25% v.1 Day SONIA 3/10/2026 at GBP 3.25, European Style Notional Amount: GBP 7,500,000 Counterparty: Goldman Sachs Bank USA*		7,500,000	262
1 Year, March 2025 @3.25% v.1 Day SONIA 3/6/2026 at GBP 3.25, European Style Notional Amount: GBP 4,900,000 Counterparty: Goldman Sachs Bank USA*		4,900,000	145

See Notes to Financial Statements.

1140

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Contracts	Value (Note 1)
1 Year, March 2025 @3.25% v.1 Day SONIA 3/18/2026 at GBP 3.25, European Style Notional Amount: GBP 7,500,000 Counterparty: Goldman Sachs Bank USA*	7,500,000	$396
5 Years, March 2025 @2.93% v.1 Day SONIA 03/06/2025 at GBP 2.93, European Style Notional Amount: GBP 1,800,000 Counterparty: Citibank NA*	1,800,000	255
5 Years, March 2025 @2.94% v.1 Day SONIA 03/24/2025 at GBP 2.94, European Style Notional Amount: GBP 1,600,000 Counterparty: Citibank NA*	1,600,000	460
5 Years, March 2025 @2.96% v.1 Day SONIA 03/10/2025 at GBP 2.96, European Style Notional Amount: GBP 1,700,000 Counterparty: Citibank NA*	1,700,000	309

Total Options Purchased (0.0%)†
(Cost $58,615)		28,143

Total Investments in Securities (126.1%)
(Cost $344,471,466)		323,122,968
Other Assets Less Liabilities (-26.1%)		(66,879,710)

Net Assets (100%)		$256,243,258

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $65,763,111 or 25.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $4,434,151 or 1.7% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $1,419,412.
(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $1,091,266.
(x)	All or a portion of security is on loan at December 31, 2024.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2024.

(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $1,886,543. This was collateralized by cash of $1,928,223 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
BBR	—	Bank Bill Rate
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Renminbi
REPO_CORRA	—	Canadian Overnight Repo Rate Average
DKK	—	Denmark Krone
ESTR	—	Euro Short-Term Rate
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
IO	—	Interest Only
MXN	—	Mexican Peso
PEN	—	Peruvian Sol
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Over Night Index Average
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
TRY	—	Turkish Lira
TWD	—	New Taiwan Dollar
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar
ZAR	—	South African Rand

See Notes to Financial Statements.

1141

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Country Diversification As a Percentage of Total Net Assets
Australia	0.2%
Brazil	0.1
Canada	1.1
Cayman Islands	4.2
Chile	0.3
China	0.7
Colombia	0.2
Denmark	0.8
European Union	0.0 #
France	0.4
Germany	0.2
Ireland	1.7
Italy	0.8
Japan	2.8
Mexico	0.3
Netherlands	1.3
Peru	0.0 #
Philippines	0.2
Romania	0.2
South Africa	0.6
Spain	0.3
Supranational	0.7
Switzerland	0.6
United Arab Emirates	0.2
United Kingdom	2.6
United States	105.6
Cash and Other	(26.1)

100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	27	3/2025	CAD	2,303,016	39,128
U.S. Treasury 2 Year Note	5	3/2025	USD	1,028,047	(1,022)
U.S. Treasury 5 Year Note	228	3/2025	USD	24,237,469	(128,546)
U.S. Treasury 10 Year Note	239	3/2025	USD	25,991,250	(220,663)

					(311,103)

Short Contracts
Euro-Bund	(14)	3/2025	EUR	(1,935,134)	51,346
U.S. Treasury 10 Year Ultra Note	(68)	3/2025	USD	(7,569,250)	89,160
U.S. Treasury Long Bond	(5)	3/2025	USD	(569,219)	13,118

					153,624

					(157,479)

See Notes to Financial Statements.

1142

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
TRY	3,108,440	USD	82,146	Barclays Bank plc	1/6/2025	5,491
TRY	2,661,258	USD	70,592	Barclays Bank plc	1/9/2025	4,228
CNY	11,407	USD	1,563	HSBC Bank plc**	1/15/2025	1
TRY	1,303,854	USD	36,185	JPMorgan Chase Bank	1/15/2025	244
USD	87,847	AUD	135,000	Barclays Bank plc	1/15/2025	4,287
USD	1,508,137	CAD	2,121,739	Bank of America	1/15/2025	31,433
USD	1,321,858	CAD	1,848,708	Goldman Sachs Bank USA	1/15/2025	35,181
USD	7,191	CNY	52,000	HSBC Bank plc**	1/15/2025	61
USD	7,958	CNY	57,564	JPMorgan Chase Bank**	1/15/2025	65
USD	67,338	DKK	476,167	Morgan Stanley	1/15/2025	1,156
USD	8,281,254	EUR	7,859,699	HSBC Bank plc	1/15/2025	135,807
USD	5,483,986	GBP	4,356,270	Barclays Bank plc	1/15/2025	30,949
TRY	4,079,848	USD	112,857	Barclays Bank plc	1/17/2025	889
USD	28,758	PEN	107,515	Citibank NA**	1/17/2025	158
USD	1,455,451	ZAR	26,139,307	Barclays Bank plc	1/17/2025	72,160
TRY	10,619,292	USD	288,313	Barclays Bank plc	1/21/2025	6,488
USD	226,968	TWD	7,230,276	Citibank NA**	1/22/2025	6,061
USD	59,495	TWD	1,910,860	Goldman Sachs Bank USA**	1/22/2025	1,113
USD	49,520	TWD	1,603,567	JPMorgan Chase Bank**	1/22/2025	526
TRY	2,842,205	USD	75,490	Barclays Bank plc	1/23/2025	3,243
USD	56,986	PEN	211,974	Citibank NA**	1/23/2025	614
TRY	6,938,292	USD	183,694	Barclays Bank plc	1/27/2025	7,679
TRY	3,854,723	USD	105,009	Barclays Bank plc	1/28/2025	1,198
TRY	2,691,684	USD	71,424	Barclays Bank plc	2/5/2025	2,143
TRY	2,542,022	USD	67,422	Barclays Bank plc	2/6/2025	1,993
TRY	5,296,005	USD	141,167	Barclays Bank plc	2/12/2025	2,687
USD	6,188	CNY	45,000	HSBC Bank plc**	2/14/2025	4
TRY	8,329,651	USD	220,265	Barclays Bank plc	2/21/2025	4,187
TRY	3,996,203	USD	105,580	Morgan Stanley	2/21/2025	2,102
TRY	10,792,374	USD	284,086	Barclays Bank plc	2/25/2025	5,688
TRY	8,091,291	USD	213,626	Barclays Bank plc	2/26/2025	3,430
TRY	7,982,379	USD	209,764	Barclays Bank plc	2/28/2025	3,985
USD	288,794	BRL	1,701,083	Goldman Sachs Bank USA**	3/6/2025	16,596
TRY	5,504,326	USD	144,336	Barclays Bank plc	3/11/2025	1,559
TRY	249,882	USD	5,157	JPMorgan Chase Bank	3/12/2025	1,460
TRY	3,037,267	USD	79,281	Barclays Bank plc	3/14/2025	994
USD	72,465	MXN	1,483,000	Citibank NA	3/19/2025	2,224
USD	287,048	BRL	1,600,000	Goldman Sachs Bank USA**	4/2/2025	31,874
USD	17,791	BRL	100,000	JPMorgan Chase Bank**	4/2/2025	1,843
USD	35,414	TWD	1,145,835	HSBC Bank plc**	4/25/2025	126
TRY	2,782,637	USD	62,475	JPMorgan Chase Bank	5/6/2025	7,605
TRY	3,255,743	USD	73,253	JPMorgan Chase Bank	5/8/2025	8,595

Total unrealized appreciation						448,127

USD	36,185	TRY	1,291,624	JPMorgan Chase Bank	1/6/2025	(230)
CAD	1,560,000	USD	1,112,486	Barclays Bank plc	1/15/2025	(26,746)
USD	350,899	CAD	506,000	JPMorgan Chase Bank	1/15/2025	(1,271)
ZAR	2,831,000	USD	153,676	Goldman Sachs Bank USA	1/17/2025	(3,859)
TWD	1,152,358	USD	35,414	HSBC Bank plc**	1/22/2025	(206)
BRL	5,881,726	USD	1,017,600	Citibank NA**	2/4/2025	(71,371)
MXN	3,015,484	USD	148,109	Goldman Sachs Bank USA	2/11/2025	(4,478)
MXN	9,072,394	USD	443,594	Barclays Bank plc	3/19/2025	(13,885)
USD	1,563	CNY	11,353	HSBC Bank plc**	5/12/2025	(9)

Total unrealized depreciation						(122,055)

Net unrealized appreciation						326,072

**	Non-deliverable forward.

See Notes to Financial Statements.

1143

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Written Call Swaption Contracts as of December 31, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
10 Years, February 2025 @2.05% v.6 Month EURIBOR	Citibank NA	300,000	EUR	(300,000)	EUR 2.05	2/19/2025	(425)
10 Years, January 2025 @3.50% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.50	1/8/2035	—
10 Years, January 2025 @3.50% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.50	1/8/2035	—
10 Years, January 2025 @3.53% v.1 Day SOFR	JPMorgan Chase Bank	200,000	USD	(200,000)	USD 3.53	1/2/2025	—
10 Years, January 2025 @3.70% v.1 Day SOFR	Bank of America	100,000	USD	(100,000)	USD 3.70	1/16/2025	(37)
10 Years, January 2025 @3.72% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.72	1/15/2035	(38)
10 Years, January 2025 @3.82% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.82	1/23/2035	(273)
10 Years, January 2025 @3.88% v.1 Day SOFR	Goldman Sachs Bank USA	400,000	USD	(400,000)	USD 3.88	1/23/2035	(802)
10 Years, January 2025 @3.89% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.89	1/29/2035	(591)
10 Years, January 2025 @3.90% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.90	1/27/2035	(562)
10 Years, January 2025 @3.91% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.91	1/28/2035	(633)
10 Years, June 2025 @3.49% v.1 Day SOFR	Morgan Stanley	500,000	USD	(500,000)	USD 3.49	6/16/2025	(3,235)
10 Years, June 2025 @3.58% v.1 Day SOFR	Morgan Stanley	900,000	USD	(900,000)	USD 3.58	6/20/2025	(7,352)
10 Years, June 2025 @3.67% v.1 Day SOFR	Morgan Stanley	1,000,000	USD	(1,000,000)	USD 3.67	6/26/2025	(10,273)
10 Years, March 2025 @3.24% v.1 Day SONIA	Goldman Sachs Bank USA	500,000	GBP	(500,000)	GBP 3.24	3/6/2035	(264)
10 Years, March 2025 @3.25% v.1 Day SONIA	Goldman Sachs Bank USA	800,000	GBP	(800,000)	GBP 3.25	3/12/2035	(526)
10 Years, March 2025 @3.25% v.1 Day SONIA	Goldman Sachs Bank USA	500,000	GBP	(500,000)	GBP 3.25	3/11/2035	(319)
10 Years, March 2025 @3.25% v.1 Day SONIA	Goldman Sachs Bank USA	800,000	GBP	(800,000)	GBP 3.25	3/13/2035	(564)
10 Years, March 2025 @3.25% v.1 Day SONIA	Goldman Sachs Bank USA	800,000	GBP	(800,000)	GBP 3.25	3/18/2035	(647)
10 Years, March 2025 @3.26% v.1 Day SONIA	Goldman Sachs Bank USA	800,000	GBP	(800,000)	GBP 3.26	3/10/2035	(496)
5 Years, March 2025 @1.95% v.6 Month EURIBOR	Citibank NA	1,800,000	EUR	(1,800,000)	EUR 1.95	3/24/2025	(4,214)
5 Years, March 2025 @1.96% v.6 Month EURIBOR	Citibank NA	2,000,000	EUR	(2,000,000)	EUR 1.96	3/6/2025	(3,634)
5 Years, March 2025 @2.01% v.6 Month EURIBOR	Citibank NA	2,000,000	EUR	(2,000,000)	EUR 2.01	3/10/2025	(4,916)

							(39,801)

Written Put Swaption Contracts as of December 31, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
10 Years, January 2025 @3.90% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.90	1/8/2035	(2,986)
10 Years, January 2025 @3.90% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.90	1/8/2035	(2,923)
10 Years, January 2025 @3.93% v.1 Day SOFR	JPMorgan Chase Bank	200,000	USD	(200,000)	USD 3.93	1/2/2025	(2,359)
10 Years, January 2025 @4.07% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 4.07	1/15/2035	(1,163)
10 Years, January 2025 @4.10% v.1 Day SOFR	Bank of America	100,000	USD	(100,000)	USD 4.10	1/16/2025	(573)
10 Years, January 2025 @4.22% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 4.22	1/23/2035	(593)
10 Years, January 2025 @4.28% v.1 Day SOFR	Goldman Sachs Bank USA	400,000	USD	(400,000)	USD 4.28	1/23/2035	(828)
10 Years, January 2025 @4.29% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 4.29	1/29/2035	(528)
10 Years, January 2025 @4.30% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 4.30	1/27/2035	(418)
10 Years, January 2025 @4.31% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 4.31	1/28/2035	(430)

							(12,801)

Total Written Swaption Contracts (Premiums Received ($70,956))							(52,602)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of December 31, 2024 (Note 1):

Reference Obligation/ Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Verizon Communications, Inc.	1.00	Quarterly	6/20/2028	0.48	USD	200,000	2,108	1,329	3,437
Verizon Communications, Inc.	1.00	Quarterly	12/20/2028	0.51	USD	100,000	1,040	773	1,813
Verizon Communications, Inc.	1.00	Quarterly	12/20/2029	0.60	USD	300,000	5,324	63	5,387

See Notes to Financial Statements.

1144

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,360	436	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,416	380	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,360	436	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,416	380	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,495	301	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,472	324	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	600,000	12,750	844	13,594
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	200,000	4,232	299	4,531
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	500,000	10,671	658	11,329
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	200,000	4,262	269	4,531
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	1,000,000	21,414	1,240	22,654
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,613	183	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	500,000	10,368	959	11,327
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	500,000	10,450	877	11,327
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,275	521	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	500,000	10,479	848	11,327
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,215	581	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,575	221	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,583	213	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,690	106	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,579	217	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,289	507	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	100,000	2,100	165	2,265
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	500,000	10,289	1,038	11,327
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	600,000	12,327	1,265	13,592
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	400,000	8,242	820	9,062
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	700,000	14,872	986	15,858
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	200,000	4,293	238	4,531
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	100,000	2,187	78	2,265
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	300,000	6,570	226	6,796
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.50	USD	2,800,000	59,726	3,705	63,431

Total Centrally Cleared Credit default swap contracts outstanding							304,042	21,486	325,528

See Notes to Financial Statements.

1145

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

OTC Credit default swap contracts outstanding - sell protection as of December 31, 2024 (Note 1):

Reference Obligation/ Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	0.80	USD	1,600,000	(29,826)	36,276	6,450
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	0.80	USD	1,300,000	(23,220)	28,461	5,241
iTraxx Europe Crossover 42-V1	5.00	Quarterly	JPMorgan Chase Bank	12/20/2029	0.50	EUR	500,000	104,470	(5,136)	99,334

								51,424	59,601	111,025

Centrally Cleared Interest rate swap contracts outstanding as of December 31, 2024 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	150,000	1,715	373	2,088
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	250,000	1,924	1,556	3,480
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	325,000	2,910	1,614	4,524
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	350,000	4,346	526	4,872
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	750,000	9,120	1,320	10,440
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	300,000	3,438	738	4,176
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	325,000	2,555	1,969	4,524
6 month EURIBOR Semi-Annual	2.55 annually	Pay	3/9/2033	EUR	100,000	603	2,096	2,699
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	250,000	1,651	1,829	3,480
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	250,000	2,096	1,384	3,480
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	295,000	3,440	667	4,107
6 month BBR Semi-Annual	4.50 semi-annually	Pay	3/20/2034	AUD	900,000	6,951	1,443	8,394
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	305,000	3,439	807	4,246
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	325,000	2,596	1,928	4,524
6 month EURIBOR Semi-Annual	2.38 annually	Pay	12/31/2034	EUR	100,000	—	205	205
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	150,000	1,673	415	2,088
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	950,000	5,057	8,168	13,225
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	325,000	2,418	2,106	4,524
6 month EURIBOR Semi-Annual	2.78 annually	Pay	5/2/2029	EUR	200,000	—	7,474	7,474
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	800,000	4,076	2,838	6,914
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	500,000	2,057	2,265	4,322
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	100,000	324	540	864
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	400,000	1,199	4,369	5,568
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	200,000	588	2,196	2,784
6 month EURIBOR Semi-Annual	2.50 annually	Pay	3/19/2035	EUR	950,000	5,182	8,043	13,225
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/20/2033	AUD	1,400,000	11,857	2,298	14,155
1 day SOFR Annual	3.68 annually	Receive	8/13/2034	USD	200,000	—	7,247	7,247
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	400,000	—	7,323	7,323
1 day SOFR Annual	3.72 annually	Receive	10/31/2030	USD	200,000	—	3,714	3,714
1 day SOFR Annual	3.72 annually	Receive	8/15/2033	USD	1,300,000	—	38,939	38,939
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	900,000	651	5,472	6,123
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,384	11,533	16,917
1 day SOFR Annual	3.75 annually	Receive	12/18/2034	USD	25,000	(390)	1,063	673
1 day SOFR Annual	3.71 annually	Receive	11/30/2031	USD	100,000	(18)	1,967	1,949
1 day SOFR Annual	3.71 annually	Receive	11/30/2031	USD	200,000	(422)	4,321	3,899
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	5,300,000	1,655,398	309,434	1,964,832
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	13,525	20,309	33,834
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	6,943	9,974	16,917
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,533	11,384	16,917
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	100,000	2,850	5,608	8,458
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	11,006	22,828	33,834

See Notes to Financial Statements.

1146

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	6,184	10,733	16,917
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	6,855	18,520	25,375
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,255	18,120	25,375
1 day ESTR Annual	2.05 annually	Receive	10/5/2029	EUR	200,000	—	265	265
1 day ESTR Annual	2.06 annually	Receive	10/5/2029	EUR	300,000	—	306	306
1 day ESTR Annual	2.06 annually	Receive	10/5/2029	EUR	500,000	—	419	419
1 day SOFR Annual	3.79 annually	Receive	10/31/2031	USD	100,000	(408)	1,871	1,463
1 day SOFR Annual	3.71 annually	Receive	11/30/2031	USD	100,000	(186)	2,135	1,949
1 day SOFR Annual	3.79 annually	Receive	10/31/2031	USD	100,000	(556)	2,019	1,463
1 day SOFR Annual	3.79 annually	Receive	10/31/2031	USD	100,000	(575)	2,038	1,463
1 day SOFR Annual	3.76 annually	Receive	12/17/2054	USD	300,000	—	8,841	8,841
1 day SOFR Annual	3.71 annually	Receive	11/30/2031	USD	300,000	627	5,221	5,848
1 day SOFR Annual	3.71 annually	Receive	11/30/2031	USD	200,000	(116)	4,015	3,899
1 day SOFR Annual	3.74 annually	Receive	10/31/2030	USD	500,000	—	8,826	8,826
1 day SOFR Annual	3.71 annually	Receive	11/30/2031	USD	200,000	(365)	4,264	3,899
1 day SOFR Annual	3.81 annually	Receive	5/31/2028	USD	1,500,000	—	23,797	23,797
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	300,000	—	5,414	5,414
1 day SOFR Annual	3.50 annually	Receive	12/18/2054	USD	1,500,000	16,640	96,413	113,053
1 day SOFR Annual	3.75 annually	Receive	6/20/2034	USD	6,400,000	237,728	(29,934)	207,794
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	8,154	8,763	16,917
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	8,080	8,837	16,917
1 day SOFR Annual	3.85 annually	Receive	12/29/2033	USD	100,000	—	3,064	3,064
1 day SOFR Annual	3.85 annually	Receive	12/29/2033	USD	100,000	—	3,064	3,064
1 day SOFR Annual	3.60 annually	Receive	8/19/2034	USD	70,000	—	3,009	3,009
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	4,875	12,042	16,917
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	209,546	123,179	332,725
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	400,000	207	2,514	2,721
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	1,500,000	39,800	87,076	126,876
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	800,000	—	21,770	21,770
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	900,000	118,556	7,636	126,192
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	457,661	123,364	581,025
1 day SOFR Annual	3.95 annually	Receive	12/19/2033	USD	200,000	(6,176)	7,971	1,795
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	1,100,000	(2)	7,486	7,484
1 day SOFR Annual	3.67 annually	Receive	5/31/2028	USD	1,500,000	—	31,723	31,723
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	700,000	—	18,983	18,983
1 day SOFR Annual	3.74 annually	Receive	8/15/2033	USD	700,000	—	19,469	19,469
1 day REPO_CORRA Semi-Annual	2.85 semi-annually	Receive	6/1/2033	CAD	500,000	(3)	814	811

						2,895,456	1,194,330	4,089,786

6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	150,000	(46)	(3,527)	(3,573)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	220,000	215	(5,456)	(5,241)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	290,000	(3,162)	(3,746)	(6,908)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	150,000	(509)	(3,064)	(3,573)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	10,000	(108)	(130)	(238)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	450,000	(4,673)	(6,046)	(10,719)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	290,000	1,272	(8,180)	(6,908)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	(87,620)	30,833	(56,787)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	230,000	219	(5,698)	(5,479)
6 month BBR Semi-Annual	4.00 semi-annually	Pay	3/19/2035	AUD	900,000	(950)	(14,488)	(15,438)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	150,000	(119)	(3,454)	(3,573)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	300,000	(1,756)	(5,390)	(7,146)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	310,000	891	(8,275)	(7,384)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	200,000	2,233	(6,997)	(4,764)
6 month EURIBOR Semi-Annual	2.25 annually	Receive	3/19/2055	EUR	200,000	1,835	(6,599)	(4,764)
1 day CDI At Termination	11.41 at termination	Pay	1/4/2027	BRL	12,015,295	—	(155,613)	(155,613)
1 day REPO_CORRA Semi-Annual	2.90 semi-annually	Receive	6/1/2033	CAD	200,000	(40)	(264)	(304)
1 day REPO_CORRA Semi-Annual	2.90 semi-annually	Receive	6/1/2033	CAD	500,000	(302)	(459)	(761)
1 day SONIA Annual	4.00 annually	Pay	9/18/2029	GBP	460,000	7,716	(10,646)	(2,930)
1 day SONIA Annual	4.00 annually	Pay	9/18/2029	GBP	840,000	13,452	(18,802)	(5,350)

See Notes to Financial Statements.

1147

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Floating Rate Index(1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR At Termination	5.16 at termination	Receive	5/31/2025	USD	2,400,000	(39)	(8,266)	(8,305)
1 day SOFR Annual	4.10 annually	Receive	2/18/2035	USD	700,000	—	(1,218)	(1,218)
1 day SOFR At Termination	2.70 at termination	Pay	4/4/2025	USD	2,800,000	—	(64,631)	(64,631)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	300,000	(7,309)	(2,076)	(9,385)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	1,700,000	(34,765)	(18,417)	(53,182)
1 day REPO_CORRA Semi-Annual	3.75 semi-annually	Receive	12/20/2033	CAD	700,000	(24,703)	(7,744)	(32,447)
1 day SOFR Annual	4.25 annually	Receive	11/22/2033	USD	200,000	(10,412)	7,778	(2,634)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	450,000	(8,182)	(5,896)	(14,078)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	250,000	(4,704)	(3,117)	(7,821)

						(161,566)	(339,588)	(501,154)

Total Centrally Cleared Interest rate swap contracts outstanding						2,733,890	854,742	3,588,632

(1)	Value of floating rate index at December 31, 2024 was as follows:

Floating Rate Index	Value
1 day CDI BRL	1.92%
1 day ESTR EUR	2.90%
1 day REPO_CORRA CAD	1.12%
1 day SOFR USD	4.49%
1 day SONIA GBP	4.70%
6 month BBR AUD	4.49%
6 month EURIBOR EUR	2.57%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$29,946,398	$—	$29,946,398
Centrally Cleared Credit Default Swaps	—	21,486	—	21,486
OTC Credit Default Swaps	—	64,737	—	64,737
Centrally Cleared Interest Rate Swaps	—	1,262,875	—	1,262,875
Collateralized Mortgage Obligations	—	8,287,357	—	8,287,357
Commercial Mortgage-Backed Securities	—	17,431,080	—	17,431,080
Corporate Bonds
Communication Services	—	1,010,651	—	1,010,651
Consumer Discretionary	—	4,339,718	—	4,339,718
Consumer Staples	—	1,339,990	—	1,339,990
Energy	—	860,384	—	860,384
Financials	—	33,604,051	—	33,604,051
Industrials	—	1,199,508	—	1,199,508
Information Technology	—	2,567,737	—	2,567,737
Materials	—	998,085	—	998,085

See Notes to Financial Statements.

1148

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Real Estate	$—	$10,372,057	$—	$10,372,057
Utilities	—	15,176,743	—	15,176,743
Foreign Government Securities	—	6,924,867	—	6,924,867
Forward Currency Contracts	—	448,127	—	448,127
Futures	192,752	—	—	192,752
Mortgage-Backed Securities	—	119,020,707	—	119,020,707
Municipal Bonds	—	2,612,835	—	2,612,835
Options Purchased
Call Options Purchased	—	28,143	—	28,143
Short-Term Investments
Commercial Paper	—	598,161	—	598,161
Foreign Government Treasury Bill	—	266,885	—	266,885
Investment Companies	1,928,223	—	—	1,928,223
U.S. Treasury Obligations	—	13,731,788	—	13,731,788
Supranational	—	1,701,955	—	1,701,955
U.S. Treasury Obligations	—	49,175,645	—	49,175,645

Total Assets	$2,120,975	$322,991,970	$—	$325,112,945

Liabilities:
Centrally Cleared Interest Rate Swaps	$—	$(408,133)	$—	$(408,133)
Forward Currency Contracts	—	(122,055)	—	(122,055)
Futures	(350,231)	—	—	(350,231)
Options Written
Call Options Written	—	(39,801)	—	(39,801)
Put Options Written	—	(12,801)	—	(12,801)
OTC Credit Default Swaps	—	(5,136)	—	(5,136)

Total Liabilities	$(350,231)	$(587,926)	$—	$(938,157)

Total	$1,770,744	$322,404,044	$—	$324,174,788

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$1,483,770	*,**
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	448,127
Credit contracts	Market value on OTC swap contracts & Variation Margin on Centrally Cleared Swaps – Receivables	86,223

Total		$2,018,120

	Liability Derivatives
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(810,966	)*,**
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(122,055)
Credit contracts	Market value on OTC swap contracts – Payables, Net assets – Unrealized depreciation	(5,136	)**

Total		$(938,157)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1149

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(1)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$136,514	$214,289	$(1,107,085)	$—	$648,876	$(107,406)
Foreign exchange contracts	(23,093)	14,349	—	432,307	—	423,563
Credit contracts	(3,680)	3,680	—	—	163,635	163,635

Total	$109,741	$232,318	$(1,107,085)	$432,307	$812,511	$479,792

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(2)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(91,981)	$69,519	$1,056,324	$—	$952,445	$1,986,307
Foreign exchange contracts	15,658	(11,218)	—	366,453	—	370,893
Credit contracts	—	—	—	—	14,794	14,794

Total	$(76,323)	$58,301	$1,056,324	$366,453	$967,239	$2,371,994

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.
^

The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$38,196,000
Average notional value of contracts — short	17,305,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$16,086,000
Average settlement value sold — in USD	33,320,000
Options
Average value of option contracts purchased	$3,000
Average value of option contracts written	4,000
Average notional value of swaption contracts purchased	58,000
Average notional value of swaption contracts written	84,000

Credit index swaps
Average notional value — sell protection	$10,174,000

Credit default swaps
Average notional value — sell protection	$3,969,000

Interest rate swaps
Average notional value — pays fixed rate	$3,675,000
Average notional value — receives fixed rate	12,366,000

Overnight index swaps
Average notional value — pays fixed rate	$44,296,000
Average notional value — pays floating rate	12,172,000

Variable Rate Swap
Average notional value — receives fixed rate	$2,639,000

See Notes to Financial Statements.

1150

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$67,709	$(610)	$(20,000)	$47,099
Barclays Bank plc	163,278	(40,631)	—	122,647
Citibank NA	11,817	(11,817)	—	—
Goldman Sachs Bank USA	86,382	(23,921)	—	62,461
HSBC Bank plc	135,999	(215)	—	135,784
JPMorgan Chase Bank	20,338	(8,996)	(11,342)	—
Morgan Stanley	55,484	(20,860)	—	34,624

Total	$541,007	$(107,050)	$(31,342)	$402,615

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$610	$(610)	$—	$—
Barclays Bank plc	40,631	(40,631)	—	—
Citibank NA	84,560	(11,817)	—	72,743
Goldman Sachs Bank USA	23,921	(23,921)	—	—
HSBC Bank plc	215	(215)	—	—
JPMorgan Chase Bank	8,996	(8,996)	—	—
Morgan Stanley	20,860	(20,860)	—	—

Total	$179,793	$(107,050)	$—	$72,743

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

The average amount of borrowings while outstanding for 140 days during the year ended December 31, 2024, was approximately $3,204,000 at a weighted average interest rate of 5.31%.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,226,020,046
Long-term U.S. government debt securities	9,373,101

$1,235,393,147

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,232,345,011
Long-term U.S. government debt securities	18,416,174

$1,250,761,185

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,328,382
Aggregate gross unrealized depreciation	(31,264,018)

Net unrealized depreciation	$(27,935,636)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$355,199,780

See Notes to Financial Statements.

1151

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $344,471,466)	$323,122,968
Cash	1,227,524
Foreign cash (Cost $601,008)	581,158
Cash held as collateral at broker for futures	812,000
Cash held as collateral at broker for swaps	1,856,000
Receivable for forward settling transactions	58,676,805
Dividends, interest and other receivables	1,740,672
Unrealized appreciation on forward foreign currency contracts	448,127
Receivable for Portfolio shares sold	241,090
Variation Margin on Centrally Cleared Swaps	196,104
Market value on OTC swap contracts (Premiums paid $51,424)	111,025
Due from broker for futures variation margin	47,197
Receivable for securities sold	3,856
Securities lending income receivable	499
Other assets	1,543

Total assets	389,066,568

LIABILITIES
Payable for forward settling transactions	129,139,813
Payable for return of collateral on securities loaned	1,928,223
Payable for securities purchased	700,000
Payable for Portfolio shares repurchased	471,645
Payable for return of cash collateral on forward foreign currency contracts	170,000
Unrealized depreciation on forward foreign currency contracts	122,055
Investment management fees payable	65,716
Distribution fees payable – Class IB	54,611
Options written, at value (Premiums received $70,956)	52,602
Administrative fees payable	19,864
Accrued expenses	98,781

Total liabilities	132,823,310

Commitments and contingent liabilities^
NET ASSETS	$256,243,258

Net assets were comprised of:
Paid in capital	$300,583,533
Total distributable earnings (loss)	(44,340,275)

Net assets	$256,243,258

Class IB
Net asset value, offering and redemption price per share, $256,243,258 / 28,028,343 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.14

(x)	Includes value of securities on loan of $1,886,543.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$12,333,894
Securities lending (net)	7,174

Total income	12,341,068

EXPENSES
Investment management fees	1,288,599
Distribution fees – Class IB	644,299
Administrative fees	236,451
Custodian fees	98,100
Professional fees	97,027
Interest expense	66,731
Printing and mailing expenses	33,022
Trustees’ fees	8,527
Miscellaneous	47,391

Gross expenses	2,520,147
Less: Waiver from investment manager	(520,632)

Net expenses	1,999,515

NET INVESTMENT INCOME (LOSS)	10,341,553

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,459,932)
Futures contracts	(1,107,085)
Forward foreign currency contracts	432,307
Foreign currency transactions	(24,282)
Swaps	812,511
Options written	232,318
Securities sold short	(5,115)

Net realized gain (loss)	(2,119,278)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(5,644,674)
Futures contracts	1,056,324
Forward foreign currency contracts	366,453
Foreign currency translations	(38,461)
Options written	58,301
Securities sold short	25,813
Swaps	967,239

Net change in unrealized appreciation (depreciation)	(3,209,005)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,328,283)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,013,270

See Notes to Financial Statements.

1152

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,341,553	$9,557,096
Net realized gain (loss)	(2,119,278)	(781,634)
Net change in unrealized appreciation (depreciation)	(3,209,005)	5,321,778

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,013,270	14,097,240

Distributions to shareholders:
Class IB	(11,071,896)	(6,812,332)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,141,200 and 2,764,411 shares, respectively ]	29,657,235	25,478,754
Capital shares issued in reinvestment of dividends [ 1,201,048 and 733,295 shares, respectively ]	11,071,896	6,812,332
Capital shares repurchased [ (4,176,984) and (4,238,938) shares, respectively ]	(39,352,846)	(39,030,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,376,285	(6,738,993)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,682,341)	545,915
NET ASSETS:
Beginning of year	260,925,599	260,379,684

End of year	$256,243,258	$260,925,599

See Notes to Financial Statements.

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$9.36		$9.10		$10.94		$11.33		$11.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.38		0.34		0.23		0.16		0.20
Net realized and unrealized gain (loss)	(0.19)		0.17		(1.75)		(0.33)		0.74

Total from investment operations	0.19		0.51		(1.52)		(0.17)		0.94

Less distributions:
Dividends from net investment income	(0.41)		(0.25)		(0.32)		(0.19)		(0.21)
Distributions from net realized gains	—		—		—		(0.03)		(0.40)

Total dividends and distributions	(0.41)		(0.25)		(0.32)		(0.22)		(0.61)

Net asset value, end of year	$9.14		$9.36		$9.10		$10.94		$11.33

Total return	2.01%		5.63%		(13.99)%		(1.44)%		8.58%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$256,243		$260,926		$260,380		$325,791		$334,175
Ratio of expenses to average net assets:
After waivers (f)(g)	0.78	%(j)	0.87	%(k)	0.77	%(o)	0.75	%(m)	0.75	%(m)
Before waivers (f)	0.98%		1.07%		0.96%		0.92%		0.93%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.01%		3.72%		2.34%		1.47%		1.69%
Before waivers (f)	3.81%		3.52%		2.15%		1.30%		1.51%
Portfolio turnover rate^	383%		364%		364%		307%		515%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.03%, 0.12% and 0.02% for the years ended December 31, 2024, 2023 and 2022, respectively.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.78% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class IB.

See Notes to Financial Statements.

1154

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (25.3%)
522 Funding CLO Ltd.,
Series 2020-6A A1R2 5.758%, 10/23/34 (l)§	$1,800,000	$1,800,297
Allegro CLO XI Ltd.,
Series 2019-2A A1AR 5.867%, 1/19/33 (l)§	3,200,000	3,202,989
Ally Auto Receivables Trust,
Series 2023-1 A2 5.760%, 11/15/26	841,448	842,751
Ares XXVII CLO Ltd.,
Series 2013-2A AR3 5.703%, 10/28/34 (l)§	3,200,000	3,209,104
ARI Fleet Lease Trust,
Series 2024-B A2 5.540%, 4/15/33§	1,500,000	1,510,241
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-3A A 2.360%, 3/20/26§	1,500,000	1,495,522
BA Credit Card Trust,
Series 2022-A2 A2 5.000%, 4/15/28	2,800,000	2,814,391
Bain Capital Credit CLO Ltd.,
Series 2020-2A ARR 5.857%, 7/19/34 (l)§	3,200,000	3,201,328
Bank of America Auto Trust,
Series 2023-1A A2 5.830%, 5/15/26§	748,065	749,023
Series 2023-2A A2 5.850%, 8/17/26§	3,186,627	3,196,198
Capital One Prime Auto Receivables Trust,
Series 2023-2 A2B 5.188%, 10/15/26 (l)	1,725,311	1,725,933
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A A1RR 5.837%, 7/20/32 (l)§	2,553,969	2,557,785
CarMax Auto Owner Trust,
Series 2022-2 A3 3.490%, 2/16/27	1,655,430	1,646,773
Series 2023-2 A2B 5.448%, 6/15/26 (l)	466,788	466,944
Series 2023-3 A2A 5.720%, 11/16/26	321,408	322,232
Series 2023-4 A2B 5.398%, 12/15/26 (l)	2,178,686	2,181,004
Series 2024-1 A2A 5.300%, 3/15/27	628,310	630,065
Series 2024-2 A2A 5.650%, 5/17/27	1,727,457	1,736,352
CarVal CLO I Ltd.,
Series 2018-1A AR 5.877%, 7/16/31 (l)§	3,251,588	3,257,310
Carvana Auto Receivables Trust,
Series 2023-P4 A2 6.230%, 1/11/27§	895,176	897,053
Series 2023-P5 A2 5.770%, 4/12/27§	425,101	426,182
Series 2024-P1 A2 5.500%, 8/10/27§	915,441	918,026
Series 2024-P4 A2 4.620%, 2/10/28	1,600,000	1,601,978
Chase Auto Owner Trust,
Series 2023-AA A2 5.900%, 3/25/27§	2,101,725	2,109,674
Series 2024-1A A2 5.480%, 4/26/27§	1,180,424	1,184,163
Chesapeake Funding II LLC,
Series 2024-1A A2 5.368%, 5/15/36 (l)§	1,664,285	1,665,367
Citibank Credit Card Issuance Trust,
Series 2017-A6 A6 5.282%, 5/14/29 (l)	4,000,000	4,046,662
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 4.613%, 1/25/37 (l)	28,731	20,078
Citizens Auto Receivables Trust,
Series 2023-1 A3 5.840%, 1/18/28§	1,400,000	1,415,925
Series 2023-2 A2A 6.090%, 10/15/26§	764,847	766,995
Series 2024-2 A2B 5.138%, 11/16/26 (l)§	1,764,693	1,766,149
CNH Equipment Trust,
Series 2023-B A2 5.900%, 2/16/27	1,605,174	1,613,793
CQS US CLO Ltd.,
Series 2021-1A AR 5.817%, 1/20/35 (l)§	1,000,000	1,001,695
Daimler Trucks Retail Trust,
Series 2023-1 A2 6.030%, 9/15/25	296,748	297,019
Dell Equipment Finance Trust,
Series 2023-2 A2 5.840%, 1/22/29§	726,323	727,195
Series 2023-3 A2 6.100%, 4/23/29§	1,489,516	1,495,060
Dllad LLC,
Series 2024-1A A2 5.500%, 8/20/27§	1,994,015	2,007,306
Dryden 38 Senior Loan Fund,
Series 2015-38A ARR 5.806%, 7/15/30 (l)§	2,220,814	2,224,146
Elevation CLO Ltd.,
Series 2018-3A A1R2 5.926%, 1/25/35 (l)§	3,000,000	3,007,536
Enterprise Fleet Financing LLC,
Series 2022-1 A2 3.030%, 1/20/28§	435,062	433,757
Series 2024-2 A1 5.613%, 5/20/25§	825,380	826,226
Series 2024-3 A2 5.310%, 4/20/27§	500,000	502,548
FirstKey Homes Trust,
Series 2020-SFR2 A 1.266%, 10/19/37§	4,855,500	4,728,197
Ford Credit Auto Lease Trust,
Series 2023-A A3 4.940%, 3/15/26	919,888	920,384
Series 2023-B A2B 5.188%, 2/15/26 (l)	483,712	483,787
Ford Credit Auto Owner Trust,
Series 2024-B A2A 5.400%, 4/15/27	8,000,000	8,038,713

See Notes to Financial Statements.

1155

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Series 2024-C A2A 4.320%, 8/15/27	$6,000,000	$5,995,435
GM Financial Automobile Leasing Trust,
Series 2024-1 A2B 5.055%, 6/22/26 (l)	2,653,534	2,654,579
Series 2024-3 A2A 4.290%, 1/20/27	3,500,000	3,495,127
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2 A2A 5.100%, 5/18/26	271,340	271,446
Series 2023-4 A2B 5.128%, 11/16/26 (l)	931,908	932,503
Series 2024-4 A2A 4.530%, 10/18/27	3,000,000	3,000,449
Golub Capital Partners Static Ltd.,
Series 2024-1A A1 5.847%, 4/20/33 (l)§	2,495,066	2,495,083
GSAA Home Equity Trust,
Series 2007-6 A4 5.053%, 5/25/47 (l)	69,863	44,987
Hertz Vehicle Financing III LLC,
Series 2022-1A A 1.990%, 6/25/26§	2,000,000	1,984,568
Series 2023-1A A 5.490%, 6/25/27§	2,900,000	2,914,878
Hyundai Auto Lease Securitization Trust,
Series 2023-C A2B 5.198%, 3/16/26 (l)§	2,068,633	2,069,577
Hyundai Auto Receivables Trust,
Series 2023-C A2B 5.228%, 1/15/27 (l)	3,086,335	3,089,045
Series 2024-C A2B 4.998%, 9/15/27 (l)	3,000,000	3,002,367
Jamestown CLO XVI Ltd.,
Series 2021-16A AR 5.583%, 7/25/34 (l)§	1,400,000	1,400,305
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R 5.896%, 7/25/35 (l)§	3,200,000	3,203,555
Kubota Credit Owner Trust,
Series 2023-1A A2 5.400%, 2/17/26§	656,827	657,420
LAD Auto Receivables Trust,
Series 2023-2A A2 5.930%, 6/15/27§	460,466	461,587
LCCM Trust,
Series 2021-FL2 A 5.712%, 12/13/38 (l)§	1,230,583	1,228,381
LCM 31 Ltd.,
Series 31A AR 5.897%, 7/20/34 (l)§	1,600,000	1,604,069
Madison Park Funding XXIX Ltd.,
Series 2018-29A AR 5.812%, 10/18/30 (l)§	1,733,591	1,735,592
Massachusetts Educational Financing Authority,
Series 2008-1 A1 6.395%, 4/25/38 (l)	31,121	30,455
Master Credit Card Trust II,
Series 2024-1A A 5.350%, 1/21/28 (l)§	5,000,000	5,011,899
Mercedes-Benz Auto Lease Trust,
Series 2024-B A2A 4.570%, 12/15/26	4,000,000	4,000,397
Navient Private Education Refi Loan Trust,
Series 2020-DA A 1.690%, 5/15/69§	774,514	719,668
Series 2020-GA A 1.170%, 9/16/69§	632,934	578,751
Series 2020-IA A1B 5.512%, 4/15/69 (l)§	2,310,618	2,308,299
Series 2021-FA A 1.110%, 2/18/70§	6,892,117	6,022,024
Navient Student Loan Trust,
Series 2017-5A A 5.483%, 7/26/66 (l)§	1,694,946	1,667,176
Series 2023-BA A1B 6.298%, 3/15/72 (l)§	1,042,175	1,047,305
Nelnet Student Loan Trust,
Series 2005-3 A5 5.138%, 12/24/35 (l)	835,181	824,830
Series 2013-5A A 5.313%, 1/25/37(l)§	505,959	502,291
Series 2016-1A A 5.483%, 9/25/65 (l)§	2,212,434	2,209,696
Series 2019-2A A 5.583%, 6/27/67 (l)§	491,292	489,183
Nissan Auto Receivables Owner Trust,
Series 2023-A A2B 5.248%, 2/17/26 (l)	640,171	640,330
Series 2023-B A2B 5.158%, 5/15/26 (l)	967,526	968,102
Northwoods Capital XII-B Ltd.,
Series 2018-12BA AR 5.549%, 6/15/31 (l)§	3,773,905	3,775,724
PHEAA Student Loan Trust,
Series 2016-2A A 5.633%, 11/25/65 (l)§	851,325	846,755
Porsche Innovative Lease Owner Trust,
Series 2024-2A A2A 4.470%, 12/21/26§	2,000,000	1,999,886
PRET LLC,
Series 2021-NPL3 A1 4.868%, 7/25/51 (e)§	4,243,451	4,211,339
Pretium Mortgage Credit Partners LLC,
Series 2021-RN1 A1 4.992%, 2/25/61 (e)§	811,569	806,510
Rad CLO 4 Ltd.,
Series 2019-4A AR 5.856%, 4/25/32 (l)§	2,248,088	2,252,962
Ready Capital Mortgage Financing LLC,
Series 2021-FL6 A 5.403%, 7/25/36 (l)§	329,874	328,616
Regatta XVI Funding Ltd.,
Series 2019-2A A1R 5.856%, 1/15/33 (l)§	4,000,000	4,000,908
SBA Tower Trust (REIT), 4.831%, 10/15/29§	1,500,000	1,429,204
SBNA Auto Lease Trust,
Series 2023-A A2 6.270%, 4/20/26§	1,701,460	1,707,493

See Notes to Financial Statements.

1156

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Series 2024-C A2 4.940%, 11/20/26§	$3,896,240	$3,901,049
SLM Student Loan Trust,
Series 2010-1 A 5.083%, 3/25/25 (l)	1,039,902	1,016,917
Series 2012-3 A 5.333%, 12/27/38 (l)	2,997,533	2,979,590
SMB Private Education Loan Trust,
Series 2016-C A2A 2.340%, 9/15/34§	90,887	90,672
Series 2020-PTA A2A 1.600%, 9/15/54§	782,483	725,234
Symphony CLO XXII Ltd.,
Series 2020-22A A1AR 5.812%, 4/18/33 (l)§	800,000	801,136
Tesla Auto Lease Trust,
Series 2023-B A2 6.020%, 9/22/25§	413,163	413,572
Tesla Sustainable Energy Trust,
Series 2024-1A A2 5.080%, 6/21/50§	1,500,000	1,497,692
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	5,600,000	5,525,050
Toyota Auto Receivables Owner Trust,
Series 2024-D A2B 4.988%, 8/16/27 (l)	2,500,000	2,502,337
Toyota Lease Owner Trust,
Series 2023-B A2B 5.155%, 4/20/26 (l)§	1,232,353	1,232,690
TSTAT Ltd.,
Series 2022-1A A1RR 5.767%, 7/20/37 (l)§	1,479,788	1,480,263
United States Small Business Administration,
Series 2005-20B 1 4.625%, 2/1/25	683	683
Series 2008-20G 1 5.870%, 7/1/28	181,201	183,490
Series 2008-20H 1 6.020%, 8/1/28	175,406	178,577
Verdelite Static CLO Ltd.,
Series 2024-1A A 5.747%, 7/20/32 (l)§	2,035,385	2,037,141
Verizon Master Trust,
Series 2024-6 A1B 5.275%, 8/20/30 (l)	4,000,000	4,039,925
Volkswagen Auto Lease Trust,
Series 2023-A A2B 5.175%, 1/20/26 (l)	765,986	766,207
Volkswagen Auto Loan Enhanced Trust,
Series 2023-2 A2A 5.720%, 3/22/27	456,707	458,995
Voya CLO Ltd.,
Series 2019-2A AR 5.817%, 7/20/32 (l)§	4,000,000	4,005,436
World Omni Auto Receivables Trust,
Series 2024-C A2A 4.780%, 1/18/28	800,000	801,193
World Omni Automobile Lease Securitization Trust,
Series 2024-A A2B 5.028%, 2/16/27 (l)	1,691,569	1,691,936

Total Asset-Backed Securities		208,622,397

Collateralized Mortgage Obligations (12.4%)
Alternative Loan Trust,
Series 2005-61 2A1 5.013%, 12/25/35 (l)	4,861	4,352
Series 2005-62 2A1 5.825%, 12/25/35 (l)	19,224	16,170
Series 2006-OA22 A1 4.773%, 2/25/47 (l)	88,528	84,557
Series 2007-OA7 A1A 4.813%, 5/25/47 (l)	21,318	19,937
American Home Mortgage Assets Trust,
Series 2006-1 2A1 4.892%, 5/25/46 (l)	1,119,843	943,131
Arroyo Mortgage Trust,
Series 2021-1R A1 1.175%, 10/25/48 (l)§	490,518	427,753
BCAP LLC Trust,
Series 2006-AA2 A1 4.793%, 1/25/37 (l)	121,020	109,317
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 5.151%, 9/25/35 (l)	275,903	159,436
Bear Stearns ARM Trust,
Series 2002-11 1A2 3.250%, 2/25/33 (l)	566	437
Series 2003-3 3A2 6.678%, 5/25/33 (l)	6,203	5,803
Series 2003-8 2A1 5.957%, 1/25/34 (l)	491	468
Series 2003-8 4A1 6.944%, 1/25/34 (l)	2,085	2,074
Series 2004-10 15A1 7.585%, 1/25/35 (l)	6,878	6,763
Series 2004-10 21A1 5.777%, 1/25/35 (l)	140,617	132,443
Series 2007-3 1A1 4.275%, 5/25/47 (l)	516,439	459,237
CHL Mortgage Pass-Through Trust,
Series 2005-25 A11 5.500%, 11/25/35	53,450	24,856
Series 2005-3 1A2 5.033%, 4/25/35 (l)	33,347	31,258
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A 7.410%, 5/25/35 (l)	611	602
Series 2005-11 A2A 7.230%, 10/25/35(l)	23,332	23,045
Series 2005-12 2A1 5.253%, 8/25/35 (l)§	39,961	38,621
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1 6.080%, 9/25/35 (l)	1,558	1,539
Series 2005-6 A2 6.849%, 9/25/35 (l)	3,737	3,627

See Notes to Financial Statements.

1157

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 5.575%, 3/25/32 (l)§	$186	$175
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 4.553%, 10/25/36 (l)	365	299
FHLMC,
Series 2142 Z 6.500%, 4/15/29	633	634
Series 2411 FJ 5.062%, 12/15/29 (l)	195	194
Series 3222 FN 5.112%, 9/15/36 (l)	6,340	6,258
Series 3241 FM 5.092%, 11/15/36 (l)	3,364	3,317
Series 3245 NF 5.192%, 11/15/36 (l)	113,828	112,465
Series 330 F4 5.319%, 10/15/37 STRIPS (l)	1,336,802	1,314,029
Series 343 F4 5.319%, 10/15/37 STRIPS (l)	399,159	391,634
Series 3807 FM 5.212%, 2/15/41 (l)	133,328	131,901
Series 3850 FC 5.132%, 4/15/41 (l)	113,424	111,866
Series 3898 TF 5.212%, 7/15/39 (l)	9,864	9,719
Series 3927 FH 5.162%, 9/15/41 (l)	124,943	123,146
Series 413 F25 5.719%, 5/25/54 (l)	5,376,483	5,388,634
Series 4283 JF 5.112%, 12/15/43 (l)	1,091,198	1,073,646
Series 4367 GF 5.319%, 3/15/37 (l)	985,876	968,444
Series 4615 AF 5.319%, 10/15/38 (l)	344,455	339,138
Series 4678 AF 5.369%, 12/15/42 (l)	1,512,973	1,492,040
Series 4774 BF 5.012%, 2/15/48 (l)	1,567,255	1,523,668
Series 4779 WF 5.319%, 7/15/44 (l)	1,544,480	1,556,556
Series 4875 F 5.162%, 4/15/49 (l)	956,157	938,396
Series 4906 WF 5.369%, 12/15/38 (l)	719,616	708,928
Series 4913 FC 5.389%, 6/15/44 (l)	1,172,881	1,156,733
Series 4948 E 2.500%, 10/25/48	378,116	335,399
Series 5115 EM 1.000%, 9/15/44	4,761,822	4,072,744
Series 5484 FA 5.769%, 12/25/54 (l)	2,138,662	2,146,939
Series 5493 FK 5.748%, 1/25/55 (l)	2,700,000	2,699,561
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1 6.500%, 7/25/43	1,787	1,814
Series T-62 1A1 6.025%, 10/25/44 (l)	90,472	82,370
Series T-63 1A1 6.025%, 2/25/45 (l)	117,125	112,443
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 6.288%, 6/25/34 (l)	12,080	11,858
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 6.743%, 8/25/35 (l)	19,660	14,166
FNMA,
Series 2003-W8 3F2 5.033%, 5/25/42 (l)	5,995	5,969
Series 2005-38 F 4.983%, 5/25/35 (l)	9,127	9,010
Series 2006-118 A2 4.909%, 12/25/36 (l)	37,699	36,906
Series 2006-5 3A2 6.706%, 5/25/35 (l)	14,174	14,524
Series 2007-109 GF 5.363%, 12/25/37 (l)	285,204	284,138
Series 2007-84 FN 5.183%, 8/25/37 (l)	107,355	106,261
Series 2010-74 AF 5.223%, 7/25/37 (l)	86,662	86,015
Series 2014-42 FA 5.369%, 7/25/44 (l)	358,703	350,407
Series 2014-86 PA 2.000%, 12/25/44	165,822	143,082
Series 2015-64 KF 5.319%, 9/25/45 (l)	1,181,969	1,156,139
Series 2016-11 AF 5.469%, 3/25/46 (l)	1,164,183	1,152,595
Series 2016-84 DF 5.389%, 11/25/46 (l)	328,823	320,324
Series 2016-97 CF 5.389%, 12/25/56 (l)	805,153	783,743
Series 2017-108 AF 4.983%, 1/25/48 (l)	723,949	709,277
Series 2019-41 FD 5.183%, 8/25/59 (l)	707,903	696,631
Series 2019-53 FA 5.369%, 9/25/49 (l)	1,366,904	1,325,807
Series 2019-60 WF 5.369%, 10/25/59 (l)	677,155	669,770
Series 2019-9 FA 5.369%, 3/25/49 (l)	246,070	242,976
Series 2020-22 FA 5.083%, 4/25/50 (l)	3,017,041	2,936,661
Series 2024-103 FC 5.748%, 1/25/55(l)	4,100,000	4,087,839
Series 2024-38 FA 5.654%, 1/25/51 (l)	3,415,551	3,420,187
Series 2024-90 FB 5.819%, 11/25/53 (l)	2,952,750	2,972,483
Series 2024-95 KF 5.669%, 12/25/54 (l)	1,569,633	1,566,185
GCAT Trust,
Series 2021-NQM3 A1 1.091%, 5/25/66 (l)§	1,127,088	958,139
GNMA,
Series 2012-H08 FC 5.336%, 4/20/62 (l)	293,663	293,541

See Notes to Financial Statements.

1158

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Series 2012-H12 FA 5.316%, 4/20/62 (l)	$331,877	$331,640
Series 2012-H12 FB 5.816%, 2/20/62 (l)	356,942	359,154
Series 2013-H13 FT 4.730%, 5/20/63 (l)	87,131	86,590
Series 2015-H04 FA 5.416%, 12/20/64 (l)	658,757	657,281
Series 2015-H32 FA 5.516%, 12/20/65 (l)	1,555,648	1,553,861
Series 2016-H14 FA 5.566%, 6/20/66 (l)	1,076,139	1,075,774
Series 2016-H17 FK 5.616%, 7/20/66 (l)	273,393	273,463
Series 2016-H20 PT 7.954%, 9/20/66 (l)	1,438,790	1,473,431
Series 2017-H07 FG 5.226%, 2/20/67 (l)	1,636,627	1,633,386
Series 2018-H18 FC 5.116%, 8/20/65 (l)	438,135	436,571
Series 2019-54 KF 5.087%, 5/20/44 (l)	1,116,902	1,088,298
Series 2019-90 F 4.935%, 7/20/49 (l)	1,200,973	1,177,638
Series 2020-17 EU 2.500%, 10/20/49	198,937	172,883
Series 2020-63 PF 4.885%, 4/20/50 (l)	4,440,012	4,327,404
Series 2021-122 FA 3.000%, 7/20/51 (l)	10,318,264	8,631,134
Series 2021-H09 FG 6.105%, 6/20/71 (l)	1,275,311	1,300,926
Series 2023-H26 DF 4.905%, 9/20/73 (l)	4,659,645	4,633,747
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 4.993%, 11/25/45 (l)	5,684	5,186
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1 1.750%, 12/25/60 (l)§	3,772,465	3,499,025
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9 5.000%, 2/25/52 (l)§	1,913,033	1,770,278
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 5.330%, 9/25/35 (l)	6,287	5,948
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 4.921%, 5/19/35 (l)	4,159	4,006
Series 2006-1 2A1A 4.961%, 3/19/36(l)	33,921	30,202
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A 4.728%, 12/25/34 (l)	17,744	16,455
Series 2006-AR14 1A1A 0.346%, 11/25/46 (l)(r)	1,803	—
JP Morgan Mortgage Trust,
Series 2021-12 A11 5.000%, 2/25/52 (l)§	740,510	686,364
Series 2024-9 A11 5.919%, 2/25/55 (l)§	1,862,820	1,867,803
Legacy Mortgage Asset Trust,
Series 2021-SL2 A 4.875%, 10/25/68 (e)§	539,020	536,678
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 6.415%, 11/21/34 (l)	6,448	6,072
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	117,115	117,797
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 5.212%, 11/15/31 (l)	2,529	2,417
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A 4.953%, 11/25/35 (l)	7,915	7,497
MFA Trust,
Series 2020-NQM2 A1 1.381%, 4/25/65 (l)§	520,638	499,090
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 4.952%, 12/15/30 (l)	798	765
New Residential Mortgage Loan Trust,
Series 2021-NQ2R A1 0.941%, 10/25/58 (l)§	787,689	738,892
OBX Trust,
Series 2024-NQM5 A1 5.988%, 1/25/64 (e)§	1,139,147	1,144,881
RALI Trust,
Series 2005-QO1 A1 4.753%, 8/25/35 (l)	7,225	5,311
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 4.793%, 6/25/35 (l)§	5,521	5,270
Sequoia Mortgage Trust,
Series 10 2A1 5.245%, 10/20/27 (l)	224	218
Series 2003-4 2A1 5.185%, 7/20/33(l)	164,842	161,671
Series 2005-2 A2 5.768%, 3/20/35 (l)	84,735	78,078
Starwood Mortgage Residential Trust,
Series 2020-3 A1 1.486%, 4/25/65 (l)§	248,015	239,926
Series 2021-2 A1 0.943%, 5/25/65 (l)§	2,097,888	1,943,580
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 7.203%, 2/25/34 (l)	6,227	5,959
Series 2004-19 2A1 6.225%, 1/25/35 (l)	6,511	5,863
Series 2005-17 3A1 4.943%, 8/25/35 (l)	18,390	15,721
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 5.141%, 10/19/34 (l)	6,978	6,591
Series 2005-AR5 A1 4.981%, 7/19/35 (l)	17,428	16,124
Series 2005-AR5 A2 4.981%, 7/19/35 (l)	8,417	8,257
Series 2006-AR4 2A1 4.833%, 6/25/36 (l)	3,393	3,290

See Notes to Financial Statements.

1159

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Series 2006-AR5 1A1 4.873%, 5/25/36 (l)	$258,170	$173,301
Towd Point Mortgage Trust,
Series 2018-3 A1 3.750%, 5/25/58 (l)§	696,053	677,820
Series 2019-HY2 A1 5.453%, 5/25/58 (l)§	365,291	373,599
Series 2019-HY3 A1A 5.453%, 10/25/59 (l)§	392,451	401,024
Series 2020-1 A1 2.710%, 1/25/60 (l)§	1,468,486	1,393,320
Series 2021-SJ2 A1A 2.250%, 12/25/61 (l)§	407,463	392,278
Verus Securitization Trust,
Series 2023-1 A1 5.850%, 12/25/67 (e)§	290,743	290,994
Series 2023-5 A1 6.476%, 6/25/68 (e)§	669,297	674,479
Series 2024-1 A1 5.712%, 1/25/69 (e)§	1,355,144	1,356,741
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 6.025%, 11/25/42 (l)	776	732
Series 2002-AR2 A 4.355%, 2/27/34 (l)	431	410
Series 2003-AR1 A5 5.659%, 3/25/33 (l)	66,454	64,703
Series 2004-AR1 A 6.013%, 3/25/34(l)	104,679	103,955
Series 2005-AR13 A1A1 5.033%, 10/25/45 (l)	17,034	16,605
Series 2005-AR15 A1A1 4.973%, 11/25/45 (l)	7,205	6,771
Series 2006-AR15 2A 6.325%, 11/25/46 (l)	8,650	7,555
Series 2006-AR3 A1A 5.825%, 2/25/46 (l)	11,189	9,940
Series 2006-AR7 3A 5.873%, 7/25/46 (l)	41,436	36,530

Total Collateralized Mortgage Obligations		102,282,302

Commercial Mortgage-Backed Securities (2.6%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A 5.577%, 9/15/34 (l)§	600,000	595,500
BCP Trust,
Series 2021-330N A 5.311%, 6/15/38 (l)§	4,500,000	4,234,362
Beast Mortgage Trust,
Series 2021-1818 A 5.562%, 3/15/36 (l)§	2,500,000	2,220,064
BWAY Mortgage Trust,
Series 2021-1450 A 5.762%, 9/15/36 (l)§	2,500,000	2,390,639
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB 3.367%, 6/15/50	1,495,797	1,420,735
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB 2.710%, 8/10/49	538,108	532,133
CSMC Trust,
Series 2017-CHOP A 5.444%, 7/15/32 (l)§	1,904,684	1,888,887
Extended Stay America Trust,
Series 2021-ESH A 5.591%, 7/15/38 (l)§	6,165,536	6,169,387
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 5.895%, 12/15/31 (l)§	285,859	261,591
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB 3.401%, 5/15/50	1,658,941	1,631,674
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB 3.400%, 6/15/48	7	8

Total Commercial Mortgage-Backed Securities		21,344,980

Corporate Bonds (40.6%)
Communication Services (1.5%)
Media (0.2%)
Cox Communications, Inc. 3.350%, 9/15/26§	1,300,000	1,269,409

Wireless Telecommunication Services (1.3%)
Rogers Communications, Inc. 2.950%, 3/15/25	2,900,000	2,884,195
T-Mobile USA, Inc. 3.500%, 4/15/25	8,300,000	8,267,280

		11,151,475

Total Communication Services		12,420,884

Consumer Discretionary (4.4%)
Automobiles (4.3%)
General Motors Co. 4.000%, 4/1/25	2,000,000	1,994,896
6.125%, 10/1/25	1,810,000	1,822,633
Harley-Davidson, Inc. 3.500%, 7/28/25	5,407,000	5,350,425
Hyundai Capital America
(SOFR + 1.15%), 5.643%, 8/4/25 (k)§	1,200,000	1,203,960
1.800%, 10/15/25§	3,000,000	2,926,227
(SOFR + 1.32%), 5.813%, 11/3/25 (k)§	1,978,000	1,988,879
(SOFR + 1.50%), 6.009%, 1/8/27 (k)(m)	2,000,000	2,022,342
Mercedes-Benz Finance North America LLC
(SOFR + 0.67%), 5.118%, 1/9/26 (k)§	5,100,000	5,107,650
Nissan Motor Acceptance Co. LLC 2.000%, 3/9/26§	1,100,000	1,053,119
1.850%, 9/16/26§	4,000,000	3,760,559
1.850%, 9/16/26 (m)	1,000,000	940,140
Volkswagen Group of America Finance LLC
(SOFR + 0.93%), 5.401%, 9/12/25 (k)(x)§	7,000,000	7,015,877

		35,186,707

Hotels, Restaurants & Leisure (0.1%)
Hyatt Hotels Corp. 5.375%, 4/23/25 (e)	1,000,000	1,000,849

Total Consumer Discretionary		36,187,556

See Notes to Financial Statements.

1160

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Consumer Staples (1.0%)
Beverages (0.3%)
Bacardi Ltd. 4.450%, 5/15/25§	$2,900,000	$2,887,946

Food Products (0.7%)
Conagra Brands, Inc. 4.600%, 11/1/25	5,500,000	5,489,663

Total Consumer Staples		8,377,609

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Enbridge Energy Partners LP 5.875%, 10/15/25	1,500,000	1,507,757
Energy Transfer LP 4.050%, 3/15/25	3,000,000	2,991,529
2.900%, 5/15/25	5,595,000	5,550,195
ONEOK, Inc. 2.200%, 9/15/25	300,000	294,187
4.250%, 9/24/27	1,200,000	1,181,752
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	222,000	222,015

Total Energy		11,747,435

Financials (21.2%)
Banks (9.6%)
Bank of America Corp.
(CME Term SOFR 3 Month + 1.03%), 5.586%, 2/5/26 (k)	2,900,000	2,900,788
(CME Term SOFR 3 Month + 0.90%), 2.015%, 2/13/26 (k)	1,500,000	1,494,499
(SOFR + 1.33%), 3.384%, 4/2/26 (k)	500,000	498,112
(SOFR + 1.33%), 5.843%, 4/2/26 (k)	500,000	501,156
Bank of Nova Scotia (The)
(United States SOFR Compounded Index + 0.55%), 5.092%, 3/2/26 (k)	300,000	299,663
Banque Federative du Credit Mutuel SA
(United States SOFR Compounded Index + 0.41%), 4.903%, 2/4/25 (k)(x)§	2,000,000	2,000,810
Barclays plc 3.650%, 3/16/25	2,000,000	1,994,438
BNP Paribas SA
(SOFR + 2.07%), 2.219%, 6/9/26 (k)§	400,000	394,806
BPCE SA
(SOFR + 0.57%), 5.145%, 1/14/25 (k)§	1,080,000	1,080,127
Citibank NA
(SOFR + 0.81%), 5.266%, 9/29/25 (k)	3,090,000	3,100,197
Citigroup, Inc.
(SOFR + 2.84%), 3.106%, 4/8/26 (k)(x)	8,100,000	8,059,344
Cooperatieve Rabobank UA
(United States SOFR Compounded Index + 0.62%), 5.098%, 8/28/26 (k)	7,000,000	7,019,314
Credit Agricole SA
(SOFR + 0.87%), 5.341%, 3/11/27 (k)§	905,000	907,826
HSBC Holdings plc
(SOFR + 1.43%), 2.999%, 3/10/26 (k)	4,200,000	4,183,544
(SOFR + 1.93%), 2.099%, 6/4/26 (k)	700,000	691,645
(CME Term SOFR 3 Month + 1.64%), 6.034%, 9/12/26 (k)	1,400,000	1,422,229
(SOFR + 1.57%), 5.906%, 8/14/27 (k)	900,000	912,245
ING Groep NV
(United States SOFR Compounded Index + 1.64%), 6.101%, 3/28/26 (k)(x)	2,200,000	2,206,380
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.400%, 7/1/26 (k)§	1,000,000	982,268
JPMorgan Chase & Co.
(SOFR + 0.92%), 5.400%, 2/24/26 (k)	2,500,000	2,502,391
(SOFR + 1.32%), 5.817%, 4/26/26 (k)	500,000	501,500
(SOFR + 1.20%), 5.700%, 1/23/28 (k)	5,000,000	5,046,186
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26 (k)	2,550,000	2,543,798
(United States SOFR Compounded Index + 1.06%), 5.480%, 11/26/28 (k)	1,600,000	1,602,560
Mitsubishi UFJ Financial Group, Inc.
(SOFR + 0.94%), 5.363%, 2/20/26 (k)	590,000	590,422
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.541%, 4/17/26 (k)	1,000,000	1,001,046
(SOFR + 1.44%), 5.792%, 4/17/26 (k)	2,035,000	2,040,326
Morgan Stanley Bank NA
(SOFR + 0.69%), 5.188%, 10/15/27 (k)	1,500,000	1,501,350
NatWest Markets plc
(SOFR + 1.45%), 5.914%, 3/22/25 (k)(m)	5,000,000	5,012,500
(SOFR + 0.76%), 5.221%, 9/29/26 (k)(m)	500,000	500,350
PNC Bank NA
(SOFR + 0.50%), 4.885%, 1/15/27 (k)	3,500,000	3,502,003
Societe Generale SA
(SOFR + 1.05%), 5.551%, 1/21/26 (k)(m)	1,900,000	1,900,229
Standard Chartered plc
2.819%, 1/30/26 (m)	1,400,000	1,397,200
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 1.43%), 5.783%, 1/13/26 (k)	3,805,000	3,836,852

See Notes to Financial Statements.

1161

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.01%), 2.164%, 2/11/26 (k)	$1,000,000	$996,851
(SOFR + 1.32%), 3.908%, 4/25/26 (k)	900,000	897,515
(SOFR + 1.32%), 5.819%, 4/25/26 (k)	2,200,000	2,217,660
(SOFR + 2.00%), 2.188%, 4/30/26 (k)	600,000	594,461

		78,834,591

Capital Markets (1.8%)
Deutsche Bank AG 4.100%, 1/13/26	500,000	495,220
(SOFR + 3.19%), 6.119%, 7/14/26 (k)	500,000	502,946
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 1.43%), 5.955%, 5/15/26 (k)(x)	6,685,000	6,704,512
(SOFR + 0.79%), 5.262%, 12/9/26 (k)	1,800,000	1,802,340
Morgan Stanley
(SOFR + 0.95%), 5.434%, 2/18/26 (k)(x)	3,000,000	3,002,400
(SOFR + 1.99%), 2.188%, 4/28/26 (k)	2,700,000	2,675,552

		15,182,970

Consumer Finance (4.4%)
Ally Financial, Inc. 4.625%, 3/30/25	2,000,000	1,998,009
5.800%, 5/1/25	500,000	500,972
American Express Co.
(SOFR + 0.75%), 5.250%, 4/23/27 (k)	500,000	500,500
American Honda Finance Corp.
(SOFR + 0.55%), 5.108%, 2/12/25 (k)	6,800,000	6,802,874
(United States SOFR Compounded Index + 0.78%), 5.280%, 4/23/25 (k)	3,000,000	3,004,323
(United States SOFR Compounded Index + 0.79%), 5.302%, 10/3/25 (k)	1,400,000	1,404,062
Ford Motor Credit Co. LLC 2.300%, 2/10/25	5,200,000	5,174,000
4.687%, 6/9/25	2,000,000	1,992,500
4.134%, 8/4/25	1,500,000	1,483,845
4.389%, 1/8/26	725,000	719,381
6.950%, 3/6/26	300,000	305,145
(SOFR + 2.95%), 7.424%, 3/6/26 (k)(x)	500,000	511,165
General Motors Financial Co., Inc. 2.900%, 2/26/25	1,500,000	1,494,530
(United States SOFR Compounded Index + 1.30%), 5.809%, 4/7/25 (k)	2,392,000	2,396,053
2.750%, 6/20/25	400,000	396,065
Harley-Davidson Financial Services, Inc.
3.350%, 6/8/25§	2,900,000	2,876,063
Toyota Motor Credit Corp.
(SOFR + 0.45%), 4.936%, 5/15/26 (k)(x)	433,000	432,954
(SOFR + 0.77%), 5.261%, 8/7/26 (k)	4,765,000	4,767,092

		36,759,533

Financial Services (0.4%)
Corebridge Financial, Inc. 3.500%, 4/4/25	2,500,000	2,491,355
Global Payments, Inc. 2.650%, 2/15/25	500,000	498,312

		2,989,667

Insurance (5.0%)
Athene Global Funding
(United States SOFR Compounded Index + 0.85%), 5.340%, 5/8/26 (k)§	2,000,000	1,999,803
(United States SOFR Compounded Index + 1.21%), 5.673%, 3/25/27 (k)§	6,000,000	6,034,305
Brighthouse Financial Global Funding
1.750%, 1/13/25§	3,100,000	3,097,029
GA Global Funding Trust
3.850%, 4/11/25§	3,900,000	3,887,187
(SOFR + 1.36%), 5.867%, 4/11/25 (k)§	1,400,000	1,403,360
New York Life Global Funding
(SOFR + 0.48%), 4.953%, 6/9/26 (k)§	11,000,000	10,993,124
Pacific Life Global Funding II
(SOFR + 0.62%), 5.095%, 6/4/26 (k)§	13,000,000	13,036,141
Reliance Standard Life Global Funding II
2.750%, 5/7/25§	500,000	495,472

		40,946,421

Total Financials		174,713,182

Health Care (2.2%)
Health Care Providers & Services (1.1%)
HCA, Inc. 5.375%, 2/1/25	3,750,000	3,749,606
5.250%, 4/15/25	5,225,000	5,230,229

		8,979,835

Life Sciences Tools & Services (0.6%)
Illumina, Inc. 5.800%, 12/12/25	5,000,000	5,033,539

Pharmaceuticals (0.5%)
Bayer US Finance II LLC 4.250%, 12/15/25§	4,173,000	4,142,763

Total Health Care		18,156,137

Industrials (2.7%)
Aerospace & Defense (1.7%)
Boeing Co. (The) 2.600%, 10/30/25	2,000,000	1,959,644
2.196%, 2/4/26	1,000,000	969,534
2.250%, 6/15/26	400,000	384,402

See Notes to Financial Statements.

1162

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
General Electric Co.
(CME Term SOFR 3 Month + 0.64%), 5.196%, 5/5/26 (k)	$516,000	$515,699
Huntington Ingalls Industries, Inc. 3.844%, 5/1/25	6,000,000	5,975,554
Leidos, Inc. 3.625%, 5/15/25	1,200,000	1,194,519
ST Engineering RHQ Ltd. 1.500%, 4/29/25 (m)	3,311,000	3,274,579

		14,273,931

Building Products (0.0%)†
Carrier Global Corp. 2.242%, 2/15/25	238,000	237,121

Ground Transportation (0.4%)
Penske Truck Leasing Co. LP 3.950%, 3/10/25§	1,000,000	998,112
1.200%, 11/15/25§	2,110,000	2,040,396

		3,038,508

Machinery (0.3%)
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	2,023,000	2,005,744

Passenger Airlines (0.1%)
Delta Air Lines, Inc. 7.000%, 5/1/25§	842,000	845,368

Trading Companies & Distributors (0.2%)
Aircastle Ltd. 5.250%, 8/11/25§	100,000	100,047
Aviation Capital Group LLC 4.125%, 8/1/25§	1,400,000	1,392,112

		1,492,159

Total Industrials		21,892,831

Information Technology (1.0%)
Semiconductors & Semiconductor Equipment (0.5%)
Broadcom, Inc. 3.150%, 11/15/25	1,970,000	1,946,253
Microchip Technology, Inc. 4.250%, 9/1/25	1,800,000	1,792,856

		3,739,109

Software (0.5%)
Oracle Corp. 2.950%, 5/15/25	2,000,000	1,986,010
VMware LLC 4.500%, 5/15/25	2,000,000	1,995,294

		3,981,304

Total Information Technology		7,720,413

Materials (0.9%)
Containers & Packaging (0.9%)
Berry Global, Inc. 1.570%, 1/15/26	2,600,000	2,511,964
4.875%, 7/15/26§	5,109,000	5,086,776

Total Materials		7,598,740

Real Estate (1.1%)
Diversified REITs (0.1%)
VICI Properties LP (REIT) 4.375%, 5/15/25	1,000,000	997,413

Specialized REITs (1.0%)
American Tower Corp. (REIT) 2.950%, 1/15/25	4,000,000	3,997,165
4.000%, 6/1/25	3,500,000	3,486,762
1.300%, 9/15/25	700,000	682,569

		8,166,496

Total Real Estate		9,163,909

Utilities (3.2%)
Electric Utilities (2.7%)
American Electric Power Co., Inc. 5.699%, 8/15/25	300,000	301,442
Series N 1.000%, 11/1/25	1,900,000	1,839,693
Arizona Public Service Co. 3.150%, 5/15/25 (x)	3,000,000	2,983,967
Avangrid, Inc. 3.200%, 4/15/25	3,500,000	3,476,920
Duke Energy Corp. 3.364%, 4/15/25§	1,100,000	1,096,047
Entergy Corp. 0.900%, 9/15/25	1,800,000	1,749,076
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 5.240%, 5/8/25 (k)(x)	5,000,000	5,010,679
Pacific Gas and Electric Co. 4.950%, 6/8/25	500,000	499,590
3.450%, 7/1/25	600,000	594,979
(United States SOFR Compounded Index + 0.95%), 5.425%, 9/4/25 (k)	5,000,000	5,010,257

		22,562,650

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The) 3.300%, 7/15/25§	2,135,000	2,112,844

Multi-Utilities (0.2%)
DTE Energy Co.
Series F 1.050%, 6/1/25	1,500,000	1,477,050

Total Utilities		26,152,544

Total Corporate Bonds		334,131,240

Foreign Government Securities (0.9%)
Kommunalbanken A/S
(United States SOFR Compounded Index + 0.40%), 4.725%, 3/3/28 (k)§	7,350,000	7,341,043

Total Foreign Government Securities		7,341,043

See Notes to Financial Statements.

1163

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Mortgage-Backed Securities (0.4%)
FHLMC 6.406%, 1/1/34 (l)	$1,489	$1,507
6.676%, 11/1/35 (l)	3,944	4,012
7.340%, 7/1/36 (l)	104,637	105,763
7.253%, 9/1/36 (l)	34,746	35,228
6.901%, 10/1/36 (l)	29,937	30,439
FNMA 7.041%, 11/1/34 (l)	36,966	37,622
6.382%, 1/1/35 (l)	1,494	1,515
6.998%, 7/1/35 (l)	1,986	2,004
6.478%, 12/1/35 (l)	12,938	13,161
6.204%, 3/1/36 (l)	15,242	15,602
6.026%, 3/1/44 (l)	45,924	45,779
6.026%, 7/1/44 (l)	402	400
6.026%, 10/1/44 (l)	3,191	3,181

FNMA UMBS 3.000%, 12/1/26	3,471,330	3,421,045

Total Mortgage-Backed Securities		3,717,258

Municipal Bonds (1.2%)
New Jersey Transportation Trust Fund Authority, Taxable Program Bonds,
Series 2024BB 5.093%, 6/15/25	8,000,000	8,016,990
University of Tulane, Series 2007C, NATL-RE
(CME Term SOFR 3 Month + 0.30%), 5.085%, 2/15/36 (k)	2,000,000	1,850,929

Total Municipal Bonds		9,867,919

U.S. Government Agency Securities (7.2%)
FHLB 1.000%, 3/23/26	17,550,000	16,859,021
1.020%, 2/24/27	30,000,000	27,940,719
FHLMC 4.800%, 11/25/26	8,200,000	8,196,392
FNMA
(SOFR + 0.26%), 4.630%, 11/5/27 (k)	6,000,000	6,000,242

Total U.S. Government Agency Securities		58,996,374

U.S. Treasury Obligations (1.3%)
U.S. Treasury Inflation Linked Notes 2.125%, 4/15/29 TIPS (z)	10,613,720	10,628,494

Total U.S. Treasury Obligations		10,628,494

Total Long-Term Debt Securities (91.9%) (Cost $766,805,358)		756,932,007

SHORT-TERM INVESTMENTS:
Commercial Paper (6.8%)
Avangrid, Inc. 4.49%, 1/7/25 (n)(p)§	4,800,000	4,795,816
Cencora, Inc. 4.55%, 1/15/25 (n)(p)	3,300,000	3,293,756
4.61%, 1/23/25 (n)(p)§	3,100,000	3,090,904
4.61%, 1/24/25 (n)(p)	1,800,000	1,794,484
Conagra Brands, Inc. 4.84%, 1/21/25 (n)(p)§	2,700,000	2,692,399
Crown Castle, Inc. 4.83%, 1/16/25 (n)(p)§	8,300,000	8,282,231
CVS Health Corp. 4.77%, 1/31/25 (n)(p)	4,300,000	4,282,408
Dell International LLC 4.50%, 1/10/25 (n)(p)	10,300,000	10,287,149
Duke Energy Corp. 4.45%, 1/10/25 (n)(p)§	6,900,000	6,891,484
4.56%, 1/13/25 (n)(p)§	300,000	299,517
L3Harris Technologies, Inc. 4.47%, 1/2/25 (n)(p)	2,500,000	2,499,379
Penske Truck Leasing Co. LP 4.68%, 1/23/25 (n)(p)	5,200,000	5,184,502
Public Service Enterprise Group, Inc. 4.48%, 1/6/25 (n)(p)	2,900,000	2,897,836

Total Commercial Paper		56,291,865

	Number of Shares	Value (Note 1)
Investment Companies (0.4%)
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	3,319,020	3,319,020

Total Investment Companies		3,619,020

U.S. Government Agency Securities (1.5%)
FHLB 0.00%, 1/2/25 (o)(p)	11,800,000	11,800,000

Total Short-Term Investments (8.7%) (Cost $71,712,242)		71,710,885

Total Investments in Securities (100.6%) (Cost $838,517,600)		828,642,892
Other Assets Less Liabilities (-0.6%)		(4,592,207)

Net Assets (100%)		$824,050,685

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $300,950,602 or 36.5% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $15,047,340 or 1.8% of net assets.

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2024.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $3,537,121. This was collateralized by cash of $3,619,020 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ARM	—	Adjustable Rate Mortgage
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	94	3/2025	USD	9,992,641	(83,817)

					(83,817)

Short Contracts
U.S. Treasury 2 Year Note	(59)	3/2025	USD	(12,130,953)	11,910
U.S. Treasury 10 Year Note	(2)	3/2025	USD	(217,500)	2,200
U.S. Treasury 10 Year Ultra Note	(149)	3/2025	USD	(16,585,563)	229,112
U.S. Treasury Ultra Bond	(83)	3/2025	USD	(9,869,219)	326,799

					570,021

					486,204

See Notes to Financial Statements.

1165

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$208,622,397	$—		$208,622,397
Collateralized Mortgage Obligations	—	102,282,302	—	(a)	102,282,302
Commercial Mortgage-Backed Securities	—	21,344,980	—		21,344,980
Corporate Bonds
Communication Services	—	12,420,884	—		12,420,884
Consumer Discretionary	—	36,187,556	—		36,187,556
Consumer Staples	—	8,377,609	—		8,377,609
Energy	—	11,747,435	—		11,747,435
Financials	—	174,713,182	—		174,713,182
Health Care	—	18,156,137	—		18,156,137
Industrials	—	21,892,831	—		21,892,831
Information Technology	—	7,720,413	—		7,720,413
Materials	—	7,598,740	—		7,598,740
Real Estate	—	9,163,909	—		9,163,909
Utilities	—	26,152,544	—		26,152,544
Foreign Government Securities	—	7,341,043	—		7,341,043
Futures	570,021	—	—		570,021
Mortgage-Backed Securities	—	3,717,258	—		3,717,258
Municipal Bonds	—	9,867,919	—		9,867,919
Short-Term Investments
Commercial Paper	—	56,291,865	—		56,291,865
Investment Companies	3,619,020	—	—		3,619,020
U.S. Government Agency Securities	—	11,800,000	—		11,800,000
U.S. Government Agency Securities	—	58,996,374	—		58,996,374
U.S. Treasury Obligations	—	10,628,494	—		10,628,494

Total Assets	$4,189,041	$825,023,872	$—		$829,212,913

Liabilities:
Futures	$(83,817)	$—	$—		$(83,817)

Total Liabilities	$(83,817)	$—	$—		$(83,817)

Total	$4,105,224	$825,023,872	$—		$829,129,096

(a)	Value is zero.

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$570,021	*

Total		$570,021

Derivatives Contracts^	Liability Derivatives	Fair Value
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(83,817	)*

Total		$(83,817)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(9,735)	$(9,735)

Total	$(9,735)	$(9,735)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$3,560,747	$3,560,747

Total	$3,560,747	$3,560,747

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$36,497,000
Average notional value of contracts — short	152,972,000

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Barclays Capital Inc.	4.91%	12/27/2024	1/6/2025	$(10,621,693)	$(10,630,041)

					$(10,630,041)

(1)	The average amount of borrowings while outstanding for 96 days during the year ended December 31, 2024, was approximately $9,201,000 at a weighted average interest rate of 5.36%.
(2)	Payable for sale-buyback transactions includes $8,348 of deferred price drop on sale-buyback transactions.

	December 31, 2024
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(10,630,041)	$—	$—	$(10,630,041)

Total Borrowings	$—	$(10,630,041)	$—	$—	$(10,630,041)

Gross amount of recognized liabilities for sale-buybacks					$(10,630,041)

See Notes to Financial Statements.

1167

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2024:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Barclays Capital Inc.	$(10,630,041)	$10,628,494	$—	$(1,547)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$473,106,812
Long-term U.S. government debt securities	40,738,236

$513,845,048

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$537,276,670
Long-term U.S. government debt securities	30,430,748

$567,707,418

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,897,761
Aggregate gross unrealized depreciation	(18,746,693)

Net unrealized depreciation	$(15,848,932)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$844,978,028

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $838,517,600)	$828,642,892
Cash	4,983,692
Foreign cash (Cost $1)	1
Cash held as collateral at broker for futures	1,333,000
Dividends, interest and other receivables	3,971,508
Due from broker for futures variation margin	491,976
Receivable for securities sold	163,148
Receivable for Portfolio shares sold	92,000
Securities lending income receivable	816
Other assets	3,723

Total assets	839,682,756

LIABILITIES
Payable for sale-buyback financing transactions	10,630,041
Payable for return of collateral on securities loaned	3,619,020
Payable for Portfolio shares repurchased	610,272
Investment management fees payable	286,049
Administrative fees payable	63,389
Distribution fees payable – Class IB	43,136
Accrued expenses	380,164

Total liabilities	15,632,071

Commitments and contingent liabilities^
NET ASSETS	$824,050,685

Net assets were comprised of:
Paid in capital	$843,894,458
Total distributable earnings (loss)	(19,843,773)

Net assets	$824,050,685

Class IB
Net asset value, offering and redemption price per share, $204,786,647 / 20,792,476 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.85

Class K
Net asset value, offering and redemption price per share, $619,264,038 / 62,973,057 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.83

(x)	Includes value of securities on loan of $3,537,121.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$43,276,568
Securities lending (net)	8,851

Total income	43,285,419

EXPENSES
Investment management fees	4,068,286
Administrative fees	749,578
Distribution fees – Class IB (a)	441,829
Interest expense	140,843
Professional fees	102,856
Printing and mailing expenses	77,112
Custodian fees	75,299
Distribution fees – Class IA (a)	48,166
Trustees’ fees	27,141
Miscellaneous	45,880

Gross expenses	5,776,990
Less: Waiver from investment manager	(734,163)

Net expenses	5,042,827

NET INVESTMENT INCOME (LOSS)	38,242,592

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,049,581
Futures contracts	(9,735)

Net realized gain (loss)	1,039,846

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,998,321
Futures contracts	3,560,747

Net change in unrealized appreciation (depreciation)	8,559,068

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,598,914

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,841,506

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$38,242,592	$32,213,868
Net realized gain (loss)	1,039,846	3,384,489
Net change in unrealized appreciation (depreciation)	8,559,068	10,593,998

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,841,506	46,192,355

Distributions to shareholders:
Class IA	—	(1,545,826)
Class IB	(9,181,589)	(6,016,118)
Class K	(29,370,535)	(25,737,432)

Total distributions to shareholders	(38,552,124)	(33,299,376)

Tax return of capital:
Class IB	(19,046)	—
Class K	(60,924)	—

Total tax return of capital	(79,970)	—

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 635,005 and 884,431 shares, respectively ]	6,238,369	8,680,243
Capital shares issued in reinvestment of dividends [ 0 and 159,428 shares, respectively ]	—	1,545,826
Capital shares repurchased in connection with share class combination (Note 1) [ (4,131,893) and 0 shares, respectively ]	(41,367,095)	—
Capital shares repurchased [ (465,926) and (1,649,144) shares, respectively ]	(4,593,171)	(16,199,597)

Total Class IA transactions	(39,721,897)	(5,973,528)

Class IB
Capital shares sold [ 4,242,195 and 3,675,492 shares, respectively ]	42,685,982	36,221,954
Capital shares issued in connection with share class combination (Note 1) [ 4,124,483 and 0 shares, respectively ]	41,367,095	—
Capital shares issued in reinvestment of dividends [ 936,556 and 619,362 shares, respectively ]	9,200,635	6,016,118
Capital shares repurchased [ (3,971,391) and (3,146,477) shares, respectively ]	(39,842,703)	(31,074,741)

Total Class IB transactions	53,411,009	11,163,331

Class K
Capital shares sold [ 5,210,334 and 3,613,734 shares, respectively ]	52,175,104	35,460,901
Capital shares issued in reinvestment of dividends [ 3,000,927 and 2,654,002 shares, respectively ]	29,431,459	25,737,432
Capital shares repurchased [ (8,127,401) and (8,796,100) shares, respectively ]	(81,546,935)	(87,051,695)

Total Class K transactions	59,628	(25,853,362)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,748,740	(20,663,559)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,958,152	(7,770,580)
NET ASSETS:
Beginning of year	801,092,533	808,863,113

End of year	$824,050,685	$801,092,533

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.74	$9.61	$9.81	$9.90	$9.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.45	0.37	0.12	0.01	0.07
Net realized and unrealized gain (loss)	0.12	0.16	(0.18)	(0.06)	0.05

Total from investment operations	0.57	0.53	(0.06)	(0.05)	0.12

Less distributions:
Dividends from net investment income	(0.46)	(0.40)	(0.13)	(0.03)	(0.08)
Distributions from net realized gains	—	—	(0.01)	—	—
Return of capital	— #	—	—	(0.01)	—

Total dividends and distributions	(0.46)	(0.40)	(0.14)	(0.04)	(0.08)

Net asset value, end of year	$9.85	$9.74	$9.61	$9.81	$9.90

Total return	5.89%	5.56%	(0.57)%	(0.49)%	1.17%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$204,787	$150,658	$137,509	$132,699	$128,793
Ratio of expenses to average net assets:
After waivers (f) (g)	0.81%	0.88%	0.80%	0.80%	0.80%
Before waivers (f) (g)	0.90%	0.97%	0.88%	0.86%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.48%	3.78%	1.27%	0.12%	0.73%
Before waivers (f)	4.39%	3.69%	1.20%	0.07%	0.66%
Portfolio turnover rate^	77%	63%	24%	116%	157%
Class K	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.73	$9.59	$9.80	$9.88	$9.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.47	0.40	0.14	0.04	0.10
Net realized and unrealized gain (loss)	0.12	0.17	(0.18)	(0.06)	0.03

Total from investment operations	0.59	0.57	(0.04)	(0.02)	0.13

Less distributions:
Dividends from net investment income	(0.49)	(0.43)	(0.16)	(0.05)	(0.10)
Distributions from net realized gains	—	—	(0.01)	—	—
Return of capital	— #	—	—	(0.01)	—

Total dividends and distributions	(0.49)	(0.43)	(0.17)	(0.06)	(0.10)

Net asset value, end of year	$9.83	$9.73	$9.59	$9.80	$9.88

Total return	6.05%	5.94%	(0.43)%	(0.16)%	1.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$619,264	$611,887	$627,542	$782,046	$1,198,146
Ratio of expenses to average net assets:
After waivers (f) (g)	0.56%	0.63%	0.55%	0.55%	0.55%
Before waivers (f) (g)	0.65%	0.72%	0.63%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.74%	4.02%	1.45%	0.37%	0.98%
Before waivers (f)	4.65%	3.93%	1.38%	0.31%	0.91%
Portfolio turnover rate^	77%	63%	24%	116%	157%
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.02%, 0.09%, and 0.01% for the years ended December 31, 2024, 2023, and 2022 respectively.

See Notes to Financial Statements.

1171

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PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.4%)
AB Issuer LLC,
Series 2021-1 A2 3.734%, 7/30/51§		$333,568	$301,862
ACM Auto Trust,
Series 2024-1A A 7.710%, 1/21/31§		67,176	67,367
Series 2024-2A A 6.060%, 2/20/29§		238,775	239,674
ACREC Ltd.,
Series 2021-FL1 A 5.640%, 10/16/36 (l)§		505,359	503,659
Affirm Asset Securitization Trust,
Series 2021-Z2 A 1.170%, 11/16/26§		2,484	2,458
Series 2024-X1 A 6.270%, 5/15/29§		67,586	67,816
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§		475,362	468,850
Series 2017-1 AA 3.300%, 1/15/30§		415,680	382,966
American Airlines Pass-Through Trust,
Series 2019-1 AA 3.150%, 2/15/32		529,098	480,950
Series 2021-1 A 2.875%, 7/11/34		714,203	614,715
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A AR3 6.072%, 4/22/34 (l)§		600,000	600,916
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 6.048%, 1/15/37 (l)§		577,989	577,266
Atlas Senior Loan Fund XV Ltd.,
Series 2019-15A A1R 5.846%, 10/23/32 (l)§		600,000	601,030
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A 5.440%, 2/22/28§		185,000	187,110
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 4.094%, 1/15/33 (l)§	EUR	599,822	619,354
BPCRE Ltd.,
Series 2022-FL2 A 6.775%, 1/16/37 (l)§		$125,615	125,707
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1 6.050%, 7/15/27§		165,000	166,892
BRSP Ltd.,
Series 2021-FL1 A 5.631%, 8/19/38 (l)§		501,863	500,487
Cajun Global LLC,
Series 2021-1 A2 3.931%, 11/20/51§		64,020	60,416
Capital Four US CLO II Ltd.,
Series 2022-1A AR 6.517%, 1/20/37 (l)§		500,000	503,892
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A ARRR 5.534%, 7/20/34 (l)§		500,000	500,074
Carlyle US CLO Ltd.,
Series 2018-2A A1R 5.806%, 10/15/31 (l)§		290,845	290,976
Carvana Auto Receivables Trust,
Series 2021-N3 C 1.020%, 6/12/28		20,709	19,740
Series 2021-P4 D 2.610%, 9/11/28		169,000	155,112
Series 2024-P3 A2 4.610%, 11/10/27		257,000	257,024
Catamaran CLO Ltd.,
Series 2014-1A A1AR 5.993%, 4/22/30 (l)§		255,707	255,950
College Ave Student Loans LLC,
Series 2021-C A2 2.320%, 7/26/55§		141,357	121,262
CPS Auto Receivables Trust,
Series 2022-A C 2.170%, 4/16/29§		69,493	69,214
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 3.516%, 9/15/31 (l)§	EUR	513,223	528,929
CVC Cordatus Loan Fund XI DAC,
Series 11A AR 3.834%, 10/15/31 (l)§		579,677	598,872
CVS Pass-Through Trust, 5.789%, 1/10/26§		$41,554	41,491
Dext ABS LLC,
Series 2023-1 A2 5.990%, 3/15/32§		175,613	177,032
Diamond Issuer LLC,
Series 2021-1A A 2.305%, 11/20/51§		325,933	302,310
Dryden 54 Senior Loan Fund,
Series 2017-54A AR 5.767%, 10/19/29 (l)§		333,940	334,441
Elevation CLO Ltd.,
Series 2022-16A A1AR 0.000%, 7/25/34 (l)§		600,000	600,398
Elmwood CLO IX Ltd.,
Series 2021-2A A 6.009%, 7/20/34 (l)§		257,000	257,480
Equify ABS LLC,
Series 2024-1A A 5.430%, 4/18/33§		140,664	140,691
FHF Trust,
Series 2021-2A A 0.830%, 12/15/26§		9,738	9,657
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§		290,000	281,938
Ford Credit Auto Lease Trust,
Series 2024-A A4 5.050%, 6/15/27		500,000	500,913
Ford Credit Auto Owner Trust,
Series 2021-1 D 2.310%, 10/17/33§		245,000	234,441
GCI Funding I LLC,
Series 2021-1 A 2.380%, 6/18/46§		115,838	104,120

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
GLS Auto Receivables Issuer Trust,
Series 2024-3A A2 5.350%, 8/16/27§		$217,790	$218,497
Go Mortgage LLC, 1.433%, 8/15/26 (l)		105,035	102,832
2.435%, 8/15/26 (l)		176,000	172,367
2.638%, 8/15/26 (l)		12,000	11,570
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2 6.183%, 4/22/33 (l)§		600,000	600,077
Harvest CLO XX DAC,
Series 20A AR 3.899%, 10/20/31 (l)§	EUR	621,528	641,590
Harvest CLO XXII DAC,
Series 22A AR 4.034%, 1/15/32 (l)§		692,584	715,619
HFX Funding Issuer LLC, 3.622%, 3/15/35 (l)		$90,286	89,870
Honda Auto Receivables Owner Trust,
Series 2023-3 A2 5.710%, 3/18/26		141,469	141,765
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3 5.020%, 3/15/27§		500,000	502,571
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32		664,427	621,638
LCCM Trust,
Series 2021-FL3 A 5.962%, 11/15/38 (l)§		430,929	430,818
LCM XV LP,
Series 15A AR2 5.879%, 7/20/30 (l)§		110,166	110,232
Lendbuzz Securitization Trust,
Series 2023-1A A2 6.920%, 8/15/28§		208,901	212,054
Series 2023-2A A2 7.090%, 10/16/28§		92,187	93,616
Series 2024-3A A1 5.354%, 9/15/25§		67,271	67,292
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§		800,000	751,703
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§		800,000	769,342
MMAF Equipment Finance LLC,
Series 2024-A A2 5.200%, 9/13/27§		415,383	416,774
MVW LLC,
Series 2021-2A B 1.830%, 5/20/39§		62,837	58,928
Neighborly Issuer,
Series 2022-1A A2 3.695%, 1/30/52§		230,483	202,555
Series 2023-1A A2 7.308%, 1/30/53§		245,625	249,883
Nelnet Student Loan Trust,
Series 2021-BA B 2.680%, 4/20/62§		100,000	83,613
Series 2021-CA B 2.530%, 4/20/62§		147,147	120,818
Series 2021-DA B 2.900%, 4/20/62§		132,000	111,782
Series 2023-AA AFL 6.805%, 2/20/41 (l)§		324,551	324,549
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A A 6.009%, 7/16/35 (l)§		469,642	470,866
NMEF Funding LLC,
Series 2024-A A2 5.150%, 12/15/31§		201,000	201,449
Oportun Funding Trust,
Series 2024-3 A 5.260%, 8/15/29§		138,959	139,060
Oportun Issuance Trust,
Series 2024-2 A 5.860%, 2/9/32§		100,443	100,720
Pagaya AI Debt Grantor Trust,
Series 2024-5 A 6.278%, 10/15/31§		78,258	79,221
Series 2024-9 B 5.306%, 3/15/32§		304,523	303,500
Pagaya AI Debt Trust,
Series 2024-2 A 6.319%, 8/15/31§		70,535	71,302
Series 2024-3 A 6.258%, 10/15/31§		248,623	250,278
Palmer Square CLO Ltd.,
Series 2021-3A D 7.868%, 1/15/35 (l)§		330,000	331,385
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A 5.380%, 11/25/30§		59,038	59,078
Research-Driven Pagaya Motor Trust,
Series 2024-1A A 7.090%, 6/25/32§		92,906	93,810
Santander Drive Auto Receivables Trust,
Series 2024-1 A2 5.710%, 2/16/27		230,771	231,152
Series 2024-4 A2 5.410%, 7/15/27		202,316	202,964
SFS Auto Receivables Securitization Trust,
Series 2024-1A A2 5.350%, 6/21/27§		228,550	229,078
SMB Private Education Loan Trust,
Series 2016-C A2A 2.340%, 9/15/34§		7,790	7,772
Sound Point CLO XVI Ltd.,
Series 2017-2A AR 5.867%, 7/25/30 (l)§		102,056	102,094
STWD Ltd.,
Series 2022-FL3 A 5.948%, 11/15/38 (l)§		683,585	678,480
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§		674,970	566,321
Tesla Auto Lease Trust,
Series 2024-A A3 5.300%, 6/21/27§		98,000	98,557
Tricolor Auto Securitization Trust,
Series 2024-2A A 6.360%, 12/15/27§		82,840	83,198

See Notes to Financial Statements.

1173

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27		$409,440	$414,558
Series 2023-1 A 5.800%, 1/15/36		293,297	297,697
United Auto Credit Securitization Trust,
Series 2024-1 A 6.170%, 8/10/26§		18,562	18,589
United States Small Business Administration,
Series 2005-20B 1 4.625%, 2/1/25		1,047	1,047
Series 2008-20G 1 5.870%, 7/1/28		42,788	43,329
Venture 32 CLO Ltd.,
Series 2018-32A A1 5.994%, 7/18/31 (l)§		549,819	550,401
Voya CLO Ltd.,
Series 2019-2A AR 5.817%, 7/20/32 (l)§		500,000	500,680
Wind River CLO Ltd.,
Series 2014-1A ARR 5.944%, 7/18/31 (l)§		169,102	169,234
World Omni Select Auto Trust,
Series 2023-A A2A 5.920%, 3/15/27		37,160	37,238

Total Asset-Backed Securities			27,010,865

Collateralized Mortgage Obligations (2.4%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 5.798%, 9/25/35 (l)		29,803	25,923
Alternative Loan Trust,
Series 2005-80CB 1A1 6.000%, 2/25/36		260,467	224,620
Series 2005-J12 2A1 4.993%, 8/25/35 (l)		365,116	184,686
Series 2006-OA22 A1 4.773%, 2/25/47 (l)		64,675	61,774
Series 2006-OA6 1A2 4.873%, 7/25/46 (l)		25,236	22,300
Series 2007-14T2 A1 6.000%, 7/25/37		370,755	191,264
Series 2007-OH1 A1D 4.663%, 4/25/47 (l)		39,708	33,500
AREIT Trust,
Series 2022-CRE6 A 5.850%, 1/20/37 (l)§		335,237	334,014
Banc of America Funding Trust,
Series 2004-A 1A3 7.621%, 9/20/34 (l)		3,896	3,287
Series 2006-H 4A2 4.920%, 9/20/46 (l)		66,864	59,154
Series 2006-J 4A1 5.100%, 1/20/47 (l)		4,029	3,413
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 5.151%, 9/25/35 (l)		88,735	51,277
Series 2006-4 21A1 4.849%, 8/25/36 (l)		37,255	23,835
Bear Stearns ARM Trust,
Series 2003-9 2A1 5.629%, 2/25/34 (l)		15,157	13,978
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1 4.613%, 12/25/46 (l)		272,266	237,067
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 5.514%, 1/26/36 (l)		27,970	20,023
Bellemeade Re Ltd.,
Series 2021-3A A2 5.569%, 9/25/31 (l)§		301,251	301,537
Series 2022-1 M1B 6.719%, 1/26/32 (l)§		124,899	125,474
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1 3.250%, 3/25/63 (l)§		460,625	408,482
Series 2024-7 A11 5.869%, 6/25/55 (l)§		513,711	514,000
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 6.553%, 4/25/47 (l)§		34,685	35,074
CHL Mortgage Pass-Through Trust,
Series 2005-11 3A1 3.794%, 4/25/35 (l)		45,904	33,297
Series 2005-2 1A1 5.093%, 3/25/35 (l)		21,280	19,158
CIM Trust,
Series 2023-I2 A1 6.639%, 12/25/67 (e)§		390,287	393,972
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A 6.223%, 8/25/35 (l)		3,043	2,851
Series 2009-7 5A2 5.500%, 12/25/35§		272,119	134,300
Series 2024-1 A11 5.919%, 7/25/54 (l)§		435,044	436,102
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2 6.119%, 10/25/41 (l)§		386,687	388,473
Series 2021-R03 1M2 6.219%, 12/25/41 (l)§		122,411	123,669
Series 2022-R01 1M2 6.469%, 12/25/41 (l)§		388,764	394,307
Series 2022-R02 2M1 5.769%, 1/25/42 (l)§		81,530	81,554
Series 2023-R01 1M1 6.960%, 12/25/42 (l)§		180,012	185,041
Series 2023-R02 1M1 6.869%, 1/25/43 (l)§		105,807	108,257
Series 2023-R04 1M1 6.860%, 5/25/43 (l)§		207,721	212,479
Series 2023-R05 1M1 6.460%, 6/25/43 (l)§		182,108	183,936
Series 2024-R05 2M1 5.569%, 7/25/44 (l)§		77,878	77,912
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8 6.000%, 7/25/36		387,749	185,823
EMF-NL Prime BV,
Series 2008-APRX A2 4.015%, 4/17/41 (l) (m)	EUR	44,980	45,710
Eurohome UK Mortgages plc,
Series 2007-1 A 4.978%, 6/15/44 (l)(m)	GBP	116,337	144,640

See Notes to Financial Statements.

1174

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Eurosail-UK plc,
Series 2007-4X A3 5.780%, 6/13/45 (l)(m)	GBP	320,320	$399,491
FHLMC,
Series 4790 F 4.902%, 10/15/43 (l)		$208,664	203,194
Series 4989 FA 5.319%, 8/15/40 (l)		178,056	174,680
Series 4989 FB 5.319%, 10/15/40 (l)		135,238	132,653
FHLMC STACR REMIC Trust,
Series 2021-DNA5 M2 6.219%, 1/25/34 (l)§		54,250	54,617
Series 2021-DNA7 M2 6.369%, 11/25/41 (l)§		405,614	409,414
Series 2021-HQA4 M1 5.519%, 12/25/41 (l)§		211,148	211,149
Series 2022-DNA1 M1B 6.419%, 1/25/42 (l)§		205,377	208,296
Series 2022-DNA3 M1A 6.569%, 4/25/42 (l)§		124,524	126,114
Series 2022-DNA4 M1B 7.919%, 5/25/42 (l)§		227,990	238,505
Series 2022-DNA5 M1B 9.069%, 6/25/42 (l)§		406,679	436,090
Series 2022-DNA7 M1A 7.069%, 3/25/52 (l)§		174,569	177,862
Series 2022-HQA1 M1B 8.069%, 3/25/42 (l)§		68,136	71,234
Series 2023-DNA1 M1A 6.660%, 3/25/43 (l)§		124,588	126,386
Series 2023-DNA2 M1A 6.660%, 4/25/43 (l)§		261,182	265,306
Series 2023-HQA1 M1A 6.569%, 5/25/43 (l)§		388,762	393,738
Series 2023-HQA2 M1A 6.569%, 6/25/43 (l)§		123,664	124,390
Series 2024-HQA2 M1 5.769%, 8/25/44 (l)§		257,007	257,270
FNMA,
Series 2012-123 LF 5.063%, 11/25/42 (l)		82,601	81,572
Series 2021-R02 2M1 5.469%, 11/25/41 (l)§		47,314	47,286
GNMA,
Series 2015-H20 FB 5.366%, 8/20/65 (l)		193,058	192,512
Series 2016-H11 F 5.566%, 5/20/66 (l)		238,725	238,634
Series 2016-H15 FA 5.566%, 7/20/66 (l)		214,289	214,210
Series 2017-H10 FB 6.522%, 4/20/67 (l)		661,385	668,935
Series 2022-H02 FN 5.105%, 1/20/72 (l)		265,911	261,330
Series 2022-H26 DF 5.625%, 12/20/72 (l)		304,378	308,745
Series 2023-H01 FA 5.405%, 1/20/73 (l)		399,617	401,023
Series 2023-H02 FA 5.505%, 1/20/73 (l)		295,028	289,934
Series 2023-H02 FB 5.505%, 1/20/73 (l)		698,929	703,965
Series 2023-H28 F 5.655%, 12/20/73 (l)		498,932	506,164
Series 2023-H28 GF 5.505%, 12/20/73 (l)		915,962	925,359
GSR Mortgage Loan Trust,
Series 2005-8F 4A1 6.000%, 11/25/35		339,267	126,883
Series 2005-AR6 2A1 5.330%, 9/25/35 (l)		28,882	27,327
Series 2006-AR2 2A1 5.397%, 4/25/36 (l)		66,381	43,373
Series 2007-AR1 2A1 4.534%, 3/25/47 (l)		159,982	95,999
HarborView Mortgage Loan Trust,
Series 2006-13 A 4.661%, 11/19/46 (l)		38,231	27,432
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 4.723%, 7/25/35 (l)		133,442	84,942
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3 3.902%, 8/25/35 (l)		251,866	181,816
Series 2006-AR39 A1 4.813%, 2/25/37 (l)		386,660	350,202
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 5.220%, 8/25/34 (l)		12,716	12,468
Series 2007-A1 3A3 5.534%, 7/25/35 (l)		22,591	21,422
Series 2007-S3 1A90 7.000%, 8/25/37		47,202	24,166
Series 2024-VIS1 A1 5.990%, 7/25/64 (l)§		449,923	452,240
Ludgate Funding plc,
Series 2007-1 A2A 5.037%, 1/1/61 (l)(m)	GBP	390,629	477,815
Series 2008-W1X A1 5.477%, 1/1/61 (l)(m)		55,766	69,039
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 6.353%, 12/25/32 (l)		$5,911	5,739
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1 4.913%, 4/25/36 (l)		142,938	133,678
OBX Trust,
Series 2024-HYB2 A1 3.642%, 4/25/53 (l)§		422,826	412,468
PRKCM Trust,
Series 2022-AFC2 A1 5.335%, 8/25/57 (l)§		393,537	391,885
Series 2023-AFC3 A1 6.584%, 9/25/58 (e)§		375,686	379,215
PRPM Trust,
Series 2023-NQM3 A1 6.221%, 11/25/68 (e)§		419,554	422,478
RALI Trust,
Series 2005-QO2 A1 6.185%, 9/25/45 (l)		168,753	140,405

See Notes to Financial Statements.

1175

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Series 2006-QA6 A1 4.833%, 7/25/36 (l)		$324,398	$288,581
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 6.891%, 10/25/39 (l)§		416,347	418,168
Series 2022-FL8 A 6.219%, 1/25/37 (l)§		354,856	354,524
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1 4.793%, 1/25/36 (l)§		108,875	101,980
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		13,321	4,848
Series 2006-A12 A1 6.250%, 11/25/36		165,942	60,659
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,100,000	1,377,258
Ripon Mortgages plc,
Series 1RA A 5.420%, 8/28/56 (l)§		1,227,981	1,537,735
Sequoia Mortgage Trust,
Series 10 2A1 5.245%, 10/20/27 (l)		$685	668
Series 2003-4 2A1 5.185%, 7/20/33 (l)		6,030	5,914
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 4.981%, 7/19/35 (l)		37,475	34,672
Series 2006-AR3 11A1 4.873%, 4/25/36 (l)		131,838	117,935
Series 2006-AR6 1A3 4.833%, 7/25/46 (l)		570,249	447,819
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1 5.669%, 7/20/53 (l)§	GBP	443,532	556,787
Towd Point Mortgage Trust,
Series 2022-1 A1 3.750%, 7/25/62 (l)§		$368,474	345,140
Series 2024-5 A1A 4.480%, 10/25/64 (l)§		582,596	567,742
UWM Mortgage Trust,
Series 2021-INV3 A9 5.000%, 11/25/51 (l)§		643,447	600,131
Verus Securitization Trust,
Series 2023-1 A1 5.850%, 12/25/67 (e)§		363,429	363,743
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4 4.228%, 11/25/36 (l)		234,742	201,644
Series 2006-AR9 1A 5.825%, 8/25/46 (l)		59,621	53,854

Total Collateralized Mortgage Obligations			26,197,015

Commercial Mortgage-Backed Securities (1.2%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D 3.534%, 3/10/37 (l)§		135,000	121,921
BANK,
Series 2022-BNK40 A4 3.393%, 3/15/64 (l)		700,000	618,787
BBCMS Mortgage Trust,
Series 2020-BID A 6.652%, 10/15/37 (l)§		325,000	326,016
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		800,000	759,584
Series 2022-B33 A5 3.458%, 3/15/55		800,000	706,325
BFLD Mortgage Trust,
Series 2021-FPM A 6.112%, 6/15/38 (l)§		494,000	493,691
BFLD Trust,
Series 2020-EYP A 5.662%, 10/15/35 (l)§		800,000	609,934
BX Commercial Mortgage Trust,
Series 2019-IMC E 6.593%, 4/15/34 (l)§		133,619	131,448
Series 2021-XL2 A 5.200%, 10/15/38 (l)§		220,108	219,833
BX Trust,
Series 2021-ARIA A 5.411%, 10/15/36 (l)§		600,000	598,313
Commercial Mortgage Trust,
Series 2012-CR5 E 4.541%, 12/10/45 (l)§		151,235	136,911
Series 2015-CR26 ASB 3.373%, 10/10/48		323,485	322,086
Series 2016-COR1 ASB 2.972%, 10/10/49		526,957	520,252
Series 2021-2400 A 5.812%, 12/15/38 (l)§		657,662	630,547
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§		1,000,000	854,938
EQUS Mortgage Trust,
Series 2021-EQAZ A 5.417%, 10/15/38 (l)§		599,988	599,425
Extended Stay America Trust,
Series 2021-ESH A 5.591%, 7/15/38 (l)§		704,633	705,073
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9 E 3.567%, 12/15/47 (l)§		455,400	386,356
Series 2021-HTL5 A 5.777%, 11/15/38 (l)§		800,000	796,000
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA 0.402%, 9/15/47 IO (l)		471,299	267
Lstar Commercial Mortgage Trust,
Series 2016-4 A2 2.579%, 3/10/49§		41,137	40,014
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 5.346%, 7/15/36 (l)§		88,977	88,700
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB 3.557%, 12/15/47		61,141	60,862
Morgan Stanley Capital I Trust,
Series 2021-230P A 5.681%, 12/15/38 (l)§		800,000	770,062

See Notes to Financial Statements.

1176

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A 5.977%, 7/15/36 (l)§		$144,306	$136,664
New Orleans Hotel Trust,
Series 2019-HNLA A 5.434%, 4/15/32 (l)§		500,000	492,674
NYO Commercial Mortgage Trust,
Series 2021-1290 A 5.607%, 11/15/38 (l)§		800,000	784,004
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 5.653%, 11/25/36 (l)§		313,555	312,623
Series 2023-FL11 A 6.713%, 10/25/39 (l)§		295,037	295,774
SFO Commercial Mortgage Trust,
Series 2021-555 A 5.661%, 5/15/38 (l)§		800,000	780,006
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C 4.393%, 11/15/49 (l)		275,000	254,497

Total Commercial Mortgage- Backed Securities			13,553,587

Corporate Bonds (12.2%)
Communication Services (0.5%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.350%, 3/1/29		800,000	781,591
4.500%, 5/15/35		774,000	717,160
NBN Co. Ltd. 4.250%, 10/1/29§		500,000	484,355
Verizon Communications, Inc. 2.550%, 3/21/31		605,000	520,558

			2,503,664

Entertainment (0.0%)†
Warnermedia Holdings, Inc. 4.279%, 3/15/32		314,000	276,930

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
4.750%, 8/15/34		500,000	485,988
Tencent Holdings Ltd.
3.240%, 6/3/50§		226,000	149,777

			635,765

Media (0.1%)
Charter Communications Operating LLC
2.250%, 1/15/29		907,000	800,428
Cox Communications, Inc.
5.700%, 6/15/33§		88,000	87,271
Discovery Communications LLC
5.200%, 9/20/47		81,000	62,231
5.300%, 5/15/49		38,000	29,184
Fox Corp.
6.500%, 10/13/33		83,000	87,405
Paramount Global 2.900%, 1/15/27		100,000	95,557
Time Warner Cable LLC 4.500%, 9/15/42		290,000	217,111

			1,379,187

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
4.850%, 1/15/29		575,000	571,726
3.875%, 4/15/30		563,000	529,691

			1,101,417

Total Communication Services			5,896,963

Consumer Discretionary (0.8%)
Automobiles (0.4%)
General Motors Co.
6.125%, 10/1/25		31,000	31,216
Hyundai Capital America
5.650%, 6/26/26§		500,000	504,756
1.650%, 9/17/26 (x)§		800,000	757,164
5.950%, 9/21/26§		200,000	203,056
5.250%, 1/8/27§		368,000	370,105
5.275%, 6/24/27§		63,000	63,372
6.100%, 9/21/28§		158,000	162,401
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		800,000	726,281
Nissan Motor Co. Ltd.
3.522%, 9/17/25§		600,000	590,302
3.201%, 9/17/28 (m)(x)	EUR	600,000	610,466
4.810%, 9/17/30 (x)§		$800,000	749,632

			4,768,751

Broadline Retail (0.0%)†
Alibaba Group Holding Ltd.
2.125%, 2/9/31 (x)		387,000	325,997

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
4.500%, 11/15/31	EUR	303,000	337,199
Choice Hotels International, Inc.
3.700%, 12/1/29 (x)		$900,000	835,038
Expedia Group, Inc.
6.250%, 5/1/25§		700,000	700,698
Las Vegas Sands Corp.
6.000%, 8/15/29		500,000	505,122
Marriott International, Inc.
4.900%, 4/15/29		253,000	252,115
4.800%, 3/15/30		500,000	494,127
5.300%, 5/15/34		52,000	51,561
Starbucks Corp.
4.850%, 2/8/27		301,000	301,868

			3,477,728

Household Durables (0.0%)†
DR Horton, Inc.
5.000%, 10/15/34		182,000	175,612
M.D.C. Holdings, Inc.
6.000%, 1/15/43		162,000	161,769

			337,381

Leisure Products (0.0%)†
Hasbro, Inc.
6.050%, 5/14/34		76,000	76,128

Specialty Retail (0.1%)
Ross Stores, Inc.
4.700%, 4/15/27		355,000	350,384

Total Consumer Discretionary			9,336,369

See Notes to Financial Statements.

1177

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Consumer Staples (0.5%)
Beverages (0.1%)
Bacardi Ltd.
4.450%, 5/15/25§		$800,000	$796,675

Consumer Staples Distribution & Retail (0.0%)†
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26 (x)		100,000	96,500

Food Products (0.2%)
Cargill, Inc.
5.125%, 10/11/32§		144,000	142,896
General Mills, Inc.
4.700%, 1/30/27		583,000	582,089
4.875%, 1/30/30		203,000	201,321
JBS USA Holding Lux Sarl
6.750%, 3/15/34		141,000	149,410
Mondelez International, Inc.
4.625%, 7/3/31	CAD	600,000	428,482
Pilgrim’s Pride Corp.
6.875%, 5/15/34		$234,000	250,076
Tyson Foods, Inc.
5.700%, 3/15/34		99,000	100,068

			1,854,342

Tobacco (0.2%)
Altria Group, Inc. 3.400%, 5/6/30		310,000	284,007
BAT Capital Corp.
2.259%, 3/25/28 (x)		358,000	328,876
4.906%, 4/2/30		156,000	154,136
6.343%, 8/2/30		500,000	525,628
Imperial Brands Finance plc
3.500%, 7/26/26§		400,000	391,255
6.125%, 7/27/27§		300,000	307,884
5.875%, 7/1/34§		297,000	295,507
Philip Morris International, Inc.
5.000%, 11/17/25		183,000	183,680
4.875%, 2/13/26		89,000	89,166
5.625%, 11/17/29		34,000	34,986
5.375%, 2/15/33		309,000	309,507

			2,904,632

Total Consumer Staples			5,652,149

Energy (0.9%)
Energy Equipment & Services (0.0%)†
FORESEA Holding SA
7.500%, 6/15/30 (m)		100,613	96,463

Oil, Gas & Consumable Fuels (0.9%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§		200,000	192,994
BP Capital Markets America, Inc.
5.017%, 11/17/27 (x)		177,000	178,843
Canadian Natural Resources Ltd.
5.000%, 12/15/29§		400,000	395,583
Cheniere Energy Partners LP
3.250%, 1/31/32		400,000	346,940
Columbia Pipelines Holding Co. LLC
5.097%, 10/1/31§		94,000	91,541
Continental Resources, Inc.
5.750%, 1/15/31§		616,000	608,738
2.875%, 4/1/32§		279,000	228,420
Coterra Energy, Inc.
5.400%, 2/15/35		400,000	387,182
Devon Energy Corp.
5.200%, 9/15/34		96,000	91,112
5.600%, 7/15/41		210,000	194,254
Enbridge, Inc.
5.700%, 3/8/33		400,000	402,951
Energy Transfer LP
6.100%, 12/1/28		200,000	207,180
5.600%, 9/1/34		297,000	295,117
EnLink Midstream LLC
6.500%, 9/1/30§		500,000	523,625
Flex Intermediate Holdco LLC
3.363%, 6/30/31§		400,000	341,526
Korea National Oil Corp.
4.875%, 4/3/29§		500,000	495,570
Occidental Petroleum Corp.
5.200%, 8/1/29		93,000	92,164
6.625%, 9/1/30		95,000	99,318
5.375%, 1/1/32		99,000	96,747
Oleoducto Central SA
4.000%, 7/14/27§		232,000	219,312
ONEOK, Inc.
5.550%, 11/1/26		500,000	506,548
6.350%, 1/15/31		44,000	46,241
6.100%, 11/15/32		25,000	25,884
6.050%, 9/1/33 (x)		10,000	10,295
5.050%, 11/1/34		300,000	286,866
Petroleos Mexicanos
10.000%, 2/7/33		200,000	208,000
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	201,213
Plains All American Pipeline LP
5.700%, 9/15/34		298,000	297,600
Saudi Arabian Oil Co.
5.250%, 7/17/34§		500,000	493,280
5.750%, 7/17/54§		296,000	276,041
South Bow USA Infrastructure Holdings LLC
5.026%, 10/1/29§		500,000	491,225
Suncor Energy, Inc.
6.800%, 5/15/38		130,000	138,531
Var Energi ASA
7.500%, 1/15/28§		356,000	375,787
8.000%, 11/15/32§		237,000	266,647
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	183,500
3.875%, 11/1/33§		200,000	171,458
Venture Global LNG, Inc. 8.125%, 6/1/28§		300,000	312,000
Williams Cos., Inc. (The) 4.800%, 11/15/29		137,000	134,909

			9,915,142

Total Energy			10,011,605

Financials (5.7%)
Banks (3.1%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26 (k)§		400,000	404,186

See Notes to Financial Statements.

1178

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)		$200,000	$219,037
Banco de Credito del Peru SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30 (k)§		268,000	262,774
Banco Espirito Santo SA 4.000%, 1/21/19 (h)(m)	EUR	1,700,000	443,758
Banco Santander SA
3.800%, 2/23/28		$200,000	191,596
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28 (k)		400,000	403,284
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)		200,000	195,653
Bank of America Corp.
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)		300,000	291,964
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		682,000	673,858
(SOFR + 1.99%), 6.204%, 11/10/28 (k)(x)		600,000	620,763
(SOFR + 1.57%), 5.819%, 9/15/29 (k)		600,000	614,479
(SOFR + 1.32%), 2.687%, 4/22/32 (k)		13,000	11,177
(SOFR + 1.33%), 2.972%, 2/4/33 (k)		81,000	69,604
Bank of America NA
(SOFR + 1.02%), 5.504%, 8/18/26 (k)		400,000	402,263
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§		258,000	260,128
Banque Federative du Credit Mutuel SA
(United States SOFR Compounded Index + 1.07%), 5.554%, 2/16/28 (k)(x)§		500,000	501,445
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)		900,000	990,714
(SOFR + 2.98%), 6.224%, 5/9/34 (k)		314,000	322,165
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		800,000	732,697
(SOFR + 1.59%), 5.497%, 5/20/30 (k)§		698,000	698,535
BPCE SA
5.281%, 5/30/29§		300,000	300,312
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		400,000	415,466
(SOFR + 2.79%), 6.508%, 1/18/35 (k)§		298,000	297,645
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35 (k)§		302,000	304,193
Citibank NA
5.864%, 9/29/25		300,000	302,877
(United States SOFR Compounded Index + 0.59%), 5.085%, 4/30/26 (k)		300,000	300,330
5.488%, 12/4/26		700,000	709,957
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		500,000	480,607
(SOFR + 1.36%), 5.174%, 2/13/30 (k)		100,000	99,805
(SOFR + 1.34%), 4.542%, 9/19/30 (k)		302,000	292,937
(SOFR + 1.45%), 5.449%, 6/11/35 (k)		400,000	397,018
Series W
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25 (k)(y)		139,000	135,525
Commonwealth Bank of Australia 5.316%, 3/13/26		400,000	403,505
Cooperatieve Rabobank UA
5.500%, 10/5/26		400,000	406,727
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29 (k)§		314,000	318,108
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29 (k)§		500,000	516,398
(SOFR + 2.67%), 6.251%, 1/10/35 (k)§		250,000	250,772
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28 (k)§		359,000	353,432
Discover Bank
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 1.73%), 5.974%, 8/9/28 (k)		250,000	252,300
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27§		267,000	263,670
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28 (k)		694,000	735,383
(SOFR + 1.19%), 2.804%, 5/24/32 (k)		201,000	170,696
(SOFR + 2.39%), 6.254%, 3/9/34 (k)		900,000	934,251

See Notes to Financial Statements.

1179

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Intesa Sanpaolo SpA
7.200%, 11/28/33§		$290,000	$313,405
JPMorgan Chase & Co.
(SOFR + 1.85%), 2.083%, 4/22/26 (k)		100,000	99,071
(SOFR + 1.33%), 6.070%, 10/22/27 (k)		400,000	409,281
(SOFR + 1.20%), 5.700%, 1/23/28 (k)		500,000	504,619
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		400,000	375,817
(SOFR + 1.45%), 5.299%, 7/24/29 (k)		500,000	503,403
(SOFR + 1.04%), 4.603%, 10/22/30 (k)		400,000	392,612
(SOFR + 1.26%), 2.963%, 1/25/33 (k)		436,000	376,712
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30 (k)§		795,000	780,830
Lloyds Banking Group plc
4.000%, 3/7/25	AUD	1,300,000	803,227
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.840%, 3/7/25 (k)		1,100,000	681,455
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28 (k)		$241,000	242,882
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33 (k)		300,000	288,244
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.376%, 5/26/30 (k)		296,000	298,739
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)		500,000	504,480
Morgan Stanley Bank NA
(SOFR + 1.08%), 5.655%, 1/14/28 (k)		500,000	503,407
(SOFR + 0.87%), 5.504%, 5/26/28 (k)		300,000	303,898
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26 (k)		359,000	366,298
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28 (k)		500,000	504,469
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 3.032%, 11/28/35 (k)		297,000	255,918
Nordea Kredit Realkreditaktieselskab 1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The) 5.094%, 10/16/29§		$500,000	495,507
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28 (k)		350,000	331,778
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		409,000	419,745
(SOFR + 2.50%), 6.174%, 1/9/30 (k)		20,000	20,410
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26 (k)		366,000	371,191
(SOFR + 2.60%), 6.534%, 1/10/29 (k)		400,000	412,184
Skandinaviska Enskilda Banken AB 5.125%, 3/5/27 (x)§		298,000	300,559
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27 (k)§		300,000	303,224
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28 (k)§		300,000	300,628
2.889%, 6/9/32§		300,000	250,409
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34 (k)§		500,000	512,312
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26 (k)§		290,000	288,936
6.301%, 1/9/29§		500,000	513,255
Sumitomo Mitsui Financial Group, Inc.
5.316%, 7/9/29		751,000	757,138
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§		298,000	295,172
5.500%, 3/9/28§		300,000	305,065
Toronto-Dominion Bank (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.146%, 9/10/34 (k)(x)		104,000	101,787
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§		350,000	343,019
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.127%, 6/3/32 (k)§		200,000	172,999
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)		500,000	488,156

See Notes to Financial Statements.

1180

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
(SOFR + 1.74%), 5.574%, 7/25/29 (k)		$500,000	$507,347
(SOFR + 1.79%), 6.303%, 10/23/29 (k)		100,000	103,908
(SOFR + 1.50%), 3.350%, 3/2/33 (k)		462,000	405,200
(SOFR + 1.78%), 5.499%, 1/23/35 (k)		9,000	8,938
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26 (k)(y)		114,000	110,295
Wells Fargo Bank NA
(SOFR + 0.71%), 5.285%, 1/15/26 (k)		250,000	250,875
(SOFR + 1.07%), 5.541%, 12/11/26 (k)		400,000	404,200

			34,234,998

Capital Markets (1.1%)
Bank of New York Mellon Corp. (The)
(SOFR + 1.77%), 5.606%, 7/21/39 (k)		95,000	95,287
Carlyle Finance Subsidiary LLC 3.500%, 9/19/29§		800,000	745,742
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26 (k)(y)		326,000	313,368
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27 (k)		159,000	163,789
Goldman Sachs Bank USA
(SOFR + 0.77%), 5.237%, 3/18/27 (k)		500,000	500,800
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 2.01%), 6.629%, 10/28/27 (k)		700,000	715,671
(SOFR + 1.27%), 5.727%, 4/25/30 (k)		300,000	306,377
(SOFR + 1.14%), 4.692%, 10/23/30 (k)		500,000	488,268
(SOFR + 1.28%), 2.615%, 4/22/32 (k)		336,000	286,455
(SOFR + 1.26%), 2.650%, 10/21/32 (k)		23,000	19,409
Israel Electric Corp. Ltd. 4.250%, 8/14/28 (m)		294,000	281,587
Moody’s Corp. 5.000%, 8/5/34 (x)		155,000	151,474
Morgan Stanley
(EURIBOR 3 Month + 0.70%), 0.406%, 10/29/27 (k)	EUR	229,000	226,848
(SOFR + 1.73%), 5.123%, 2/1/29 (k)		$400,000	400,626
(SOFR + 1.63%), 5.449%, 7/20/29 (k)(x)		500,000	504,393
(EURIBOR 3 Month + 1.04%), 3.790%, 3/21/30 (k)	EUR	400,000	424,727
(SOFR + 1.10%), 4.654%, 10/18/30 (k)		$200,000	195,628
(SOFR + 1.18%), 2.239%, 7/21/32 (k)		89,000	73,714
(SOFR + 1.56%), 5.320%, 7/19/35 (k)		300,000	295,947
Nasdaq, Inc.
5.350%, 6/28/28 (x)		300,000	303,288
Nomura Holdings, Inc. 5.709%, 1/9/26		868,000	874,535
(SOFR + 1.25%), 5.977%, 7/2/27 (k)		500,000	502,858
5.842%, 1/18/28		200,000	204,013
S&P Global, Inc. 4.750%, 8/1/28		16,000	15,991
4.250%, 5/1/29		71,000	69,347
Stifel Financial Corp. 4.000%, 5/15/30		900,000	847,222
UBS AG 7.950%, 1/9/25		600,000	600,316
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 3.875%, 6/2/26 (k)(m)(y)		200,000	191,500
(SOFR + 3.34%), 6.373%, 7/15/26 (k)§		399,000	401,993
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§		700,000	704,732
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27 (k)§		300,000	307,632
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.250%, 11/13/28 (k)(y)§		210,000	226,800
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35 (k)§		600,000	601,351

			12,041,688

Consumer Finance (0.7%)
AerCap Ireland Capital DAC 2.450%, 10/29/26		700,000	670,194
AGFC Capital Trust I
(CME Term SOFR 3 Month + 2.01%), 6.668%, 1/15/67 (k)§		1,070,000	750,409
Ally Financial, Inc.
5.800%, 5/1/25		500,000	500,972
2.200%, 11/2/28		800,000	709,233
(SOFR + 3.26%), 6.992%, 6/13/29 (k)		176,000	183,091
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31 (k)		436,000	429,894
American Express Co.
(SOFR + 1.33%), 6.338%, 10/30/26 (k)		400,000	404,891

See Notes to Financial Statements.

1181

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
(SOFR + 1.00%), 5.098%, 2/16/28 (k)		$298,000	$299,329
Avolon Holdings Funding Ltd. 5.750%, 3/1/29§		500,000	504,420
Capital One Financial Corp.
(SOFR + 2.08%), 5.468%, 2/1/29 (k)		75,000	75,380
(SOFR + 2.86%), 6.377%, 6/8/34 (k)		211,000	218,809
Caterpillar Financial Services Corp.
4.450%, 10/16/26		300,000	299,849
Ford Motor Credit Co. LLC
5.125%, 6/16/25 (x)		900,000	895,140
3.250%, 9/15/25	EUR	600,000	622,044
6.125%, 3/8/34		$299,000	293,170
General Motors Financial Co., Inc.
5.750%, 2/8/31		301,000	305,876
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§		279,000	264,451
5.950%, 6/11/29§		17,000	17,021
Toyota Motor Credit Corp.
4.550%, 8/9/29		500,000	492,905

			7,937,078

Financial Services (0.2%)
Essent Group Ltd.
6.250%, 7/1/29		500,000	509,317
Fiserv, Inc.
3.500%, 7/1/29		409,000	383,511
Jyske Realkredit A/S Series CCE 1.500%, 10/1/53	DKK	2	—
Lseg US Fin Corp.
4.875%, 3/28/27§		$500,000	499,722
Mastercard, Inc.
4.550%, 1/15/35 (x)		213,000	203,135
National Rural Utilities Cooperative Finance Corp.
5.150%, 6/15/29		200,000	201,580
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		400,000	410,275
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§		385,000	367,900

			2,575,440

Insurance (0.6%)
Arthur J Gallagher & Co.
5.000%, 2/15/32		400,000	394,363
Athene Global Funding
5.620%, 5/8/26§		353,000	355,999
5.349%, 7/9/27§		500,000	504,742
5.322%, 11/13/31§		600,000	589,638
Corebridge Global Funding
5.900%, 9/19/28§		400,000	410,844
Marsh & McLennan Cos., Inc.
4.650%, 3/15/30		200,000	197,398
MassMutual Global Funding II
4.500%, 4/10/26§		600,000	599,478
5.050%, 12/7/27§		500,000	505,158
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	209,280
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§		500,000	504,011
Pacific Life Global Funding II
4.500%, 8/28/29§		500,000	492,204
Pricoa Global Funding I
4.400%, 8/27/27§		500,000	497,243
Principal Life Global Funding II
1.250%, 8/16/26§		800,000	756,931
5.100%, 1/25/29§		204,000	204,163
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49 (k)(m)		200,000	197,974

			6,419,426

Total Financials			63,208,630

Health Care (0.4%)
Health Care Providers & Services (0.2%)
Centene Corp. 4.625%, 12/15/29		400,000	376,760
Cigna Group (The) 4.375%, 10/15/28		165,000	161,753
CVS Health Corp. 4.300%, 3/25/28		12,000	11,620
5.700%, 6/1/34 (x)		202,000	198,744
Elevance Health, Inc. 4.950%, 11/1/31		400,000	392,819
HCA, Inc. 5.250%, 6/15/26		47,000	47,100
Ochsner LSU Health System of North Louisiana
Series 2021 2.510%, 5/15/31		240,000	181,281
Quest Diagnostics, Inc. 4.625%, 12/15/29		500,000	491,486
UnitedHealth Group, Inc. 4.250%, 1/15/29		600,000	587,054

			2,448,617

Pharmaceuticals (0.2%)
Bayer US Finance II LLC 4.250%, 12/15/25§		1,000,000	992,754
Bayer US Finance LLC 6.125%, 11/21/26§		200,000	203,637
Roche Holdings, Inc. 4.203%, 9/9/29§		298,000	290,632

			1,487,023

Total Health Care			3,935,640

Industrials (0.8%)
Aerospace & Defense (0.3%)
Boeing Co. (The) 2.196%, 2/4/26		400,000	387,814
6.298%, 5/1/29		100,000	103,629
6.388%, 5/1/31		100,000	104,469
6.858%, 5/1/54		500,000	530,609
5.930%, 5/1/60		400,000	369,522
Embraer Netherlands Finance BV 5.400%, 2/1/27		240,000	239,774

See Notes to Financial Statements.

1182

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
HEICO Corp. 5.250%, 8/1/28		$300,000	$302,816
Howmet Aerospace, Inc. 4.850%, 10/15/31		500,000	490,482
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28		800,000	717,395
Rolls-Royce plc 5.750%, 10/15/27§		500,000	507,186

			3,753,696

Air Freight & Logistics (0.0%)†
GXO Logistics, Inc. 6.250%, 5/6/29		400,000	410,368

Ground Transportation (0.1%)
ENA Master Trust 4.000%, 5/19/48§		206,000	152,055
ERAC USA Finance LLC 4.600%, 5/1/28§		90,000	89,291
Lima Metro Line 2 Finance Ltd. 4.350%, 4/5/36§		164,208	149,994
Penske Truck Leasing Co. LP 5.350%, 3/30/29§		500,000	502,360
Ryder System, Inc. 5.375%, 3/15/29		237,000	239,673

			1,133,373

Industrial Conglomerates (0.0%)†
Honeywell International, Inc. 4.125%, 11/2/34	EUR	240,000	260,446

Machinery (0.1%)
Daimler Truck Finance North America LLC
2.000%, 12/14/26§		$800,000	757,399
Flowserve Corp. 2.800%, 1/15/32		202,000	169,738
Parker-Hannifin Corp. 3.250%, 6/14/29		121,000	113,161

			1,040,298

Professional Services (0.1%)
Equifax, Inc. 4.800%, 9/15/29		500,000	492,981

Trading Companies & Distributors (0.2%)
Aircastle Ltd. 4.250%, 6/15/26		5,000	4,948
5.950%, 2/15/29§		64,000	65,197
Aviation Capital Group LLC 1.950%, 1/30/26§		192,000	185,817
1.950%, 9/20/26§		62,000	58,821
3.500%, 11/1/27§		23,000	21,960
6.750%, 10/25/28§		500,000	523,760
5.375%, 7/15/29§		400,000	399,797
TTX Co. 5.500%, 9/25/26§		300,000	302,870

			1,563,170

Total Industrials			8,654,332

Information Technology (0.5%)
Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc. 5.150%, 8/21/29		500,000	497,182
CDW LLC 5.100%, 3/1/30		500,000	492,238

			989,420

IT Services (0.1%)
International Business Machines Corp.
4.500%, 2/6/26		251,000	250,630
4.900%, 7/27/52		264,000	233,438

			484,068

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom, Inc. 5.050%, 7/12/27		113,000	113,911
4.150%, 2/15/28		46,000	45,173
5.050%, 7/12/29		200,000	200,579
3.419%, 4/15/33§		500,000	437,711
3.469%, 4/15/34§		669,000	579,365
3.137%, 11/15/35§		522,000	425,841
4.926%, 5/15/37§		144,000	137,554
Micron Technology, Inc. 4.975%, 2/6/26		700,000	700,508

			2,640,642

Software (0.1%)
Infor, Inc. 1.750%, 7/15/25§		119,000	116,724
Oracle Corp. 4.500%, 5/6/28 (x)		200,000	197,930
4.200%, 9/27/29		500,000	481,750
4.650%, 5/6/30		200,000	196,492

			992,896

Technology Hardware, Storage & Peripherals (0.0%)†
Apple, Inc. 4.100%, 8/8/62 (x)		202,000	160,163
Hewlett Packard Enterprise Co. 4.400%, 9/25/27		123,000	121,598
Western Digital Corp. 2.850%, 2/1/29		51,000	45,252

			327,013

Total Information Technology			5,434,039

Materials (0.2%)
Chemicals (0.0%)†
Kraton Corp. 5.000%, 7/15/27§		500,000	502,520

Containers & Packaging (0.1%)
Berry Global, Inc. 1.570%, 1/15/26		800,000	772,912
WRKCo., Inc. 4.000%, 3/15/28		280,000	271,172

			1,044,084

Metals & Mining (0.1%)
Freeport Indonesia PT 4.763%, 4/14/27§		215,000	212,850
Glencore Funding LLC 5.338%, 4/4/27§		228,000	229,809
6.500%, 10/6/33§		67,000	71,059

			513,718

Total Materials			2,060,322

See Notes to Financial Statements.

1183

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Real Estate (0.7%)
Diversified REITs (0.1%)
GLP Capital LP (REIT) 5.250%, 6/1/25	$600,000	$599,046
4.000%, 1/15/31	66,000	60,539
3.250%, 1/15/32	176,000	151,520

		811,105

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31 (x)	700,000	620,807

Industrial REITs (0.0%)†
Goodman US Finance Six LLC (REIT)
5.125%, 10/7/34§	500,000	481,005

Office REITs (0.2%)
COPT Defense Properties LP (REIT)
2.250%, 3/15/26	700,000	676,465
Kilroy Realty LP (REIT) 4.375%, 10/1/25	1,000,000	994,782

		1,671,247

Retail REITs (0.0%)†
Retail Opportunity Investments Partnership LP (REIT)
6.750%, 10/15/28	400,000	423,287

Specialized REITs (0.3%)
American Tower Corp. (REIT) 3.650%, 3/15/27	80,000	78,000
5.800%, 11/15/28 (x)	700,000	716,731
5.200%, 2/15/29	114,000	114,545
2.100%, 6/15/30	54,000	46,216
Crown Castle, Inc. (REIT) 3.700%, 6/15/26	800,000	786,723
5.600%, 6/1/29	68,000	69,308
EPR Properties (REIT) 3.600%, 11/15/31	800,000	699,120
Equinix, Inc. (REIT) 2.500%, 5/15/31	800,000	682,753

		3,193,396

Total Real Estate		7,200,847

Utilities (1.2%)
Electric Utilities (0.8%)
Appalachian Power Co.
Series AA 2.700%, 4/1/31	800,000	691,142
Avangrid, Inc. 3.800%, 6/1/29	900,000	851,962
Comision Federal de Electricidad
4.688%, 5/15/29§	222,000	207,870
Duke Energy Carolinas NC Storm Funding LLC
Series A-2 2.617%, 7/1/41	154,000	115,785
Enel Finance International NV
2.500%, 7/12/31 (e)§	800,000	669,260
5.500%, 6/26/34§	297,000	293,011
Eversource Energy 5.000%, 1/1/27	500,000	500,959
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 5.240%, 5/8/25 (k)(x)	400,000	400,854
IPALCO Enterprises, Inc. 4.250%, 5/1/30	700,000	657,933
NRG Energy, Inc. 7.000%, 3/15/33§	238,000	256,226
Pacific Gas and Electric Co. 3.500%, 6/15/25	700,000	694,956
3.150%, 1/1/26	600,000	589,126
2.950%, 3/1/26	600,000	586,195
5.550%, 5/15/29	256,000	259,717
6.400%, 6/15/33	100,000	105,376
PacifiCorp 5.300%, 2/15/31	500,000	504,336
Southern California Edison Co. 5.150%, 6/1/29	500,000	500,849
Swepco Storm Recovery Funding LLC
4.880%, 9/1/39	400,000	391,087
System Energy Resources, Inc. 5.300%, 12/15/34	400,000	392,501
Terraform Global Operating LP 6.125%, 3/1/26§	26,000	25,902
Vistra Operations Co. LLC 5.050%, 12/30/26§	6,000	6,007
6.950%, 10/15/33§	232,000	249,027

		8,950,081

Gas Utilities (0.1%)
National Fuel Gas Co. 2.950%, 3/1/31	700,000	602,241

Independent Power and Renewable Electricity Producers (0.0%)†
Alexander Funding Trust II 7.467%, 7/31/28§	121,000	127,561
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250%, 1/31/41§	241,000	237,262

		364,823

Multi-Utilities (0.3%)
Abu Dhabi National Energy Co. PJSC
4.375%, 10/9/31§	500,000	475,000
Ameren Corp. 5.000%, 1/15/29	500,000	499,502
Berkshire Hathaway Energy Co. 6.125%, 4/1/36	229,000	240,177
Dominion Energy, Inc. Series C 2.250%, 8/15/31	800,000	665,835
DTE Energy Co. 5.100%, 3/1/29	500,000	501,046
National Grid plc 5.602%, 6/12/28	300,000	305,909
Public Service Enterprise Group, Inc.
5.200%, 4/1/29	500,000	504,686

See Notes to Financial Statements.

1184

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
WEC Energy Group, Inc. 1.375%, 10/15/27		$600,000	$546,872

			3,739,027

Total Utilities			13,656,172

Total Corporate Bonds			135,047,068

Foreign Government Securities (0.6%)
Dominican Republic Government Bond
4.875%, 9/23/32§		276,000	245,916
Federative Republic of Brazil 6.125%, 3/15/34 (x)		500,000	466,000
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	861,861
Kingdom of Saudi Arabia 4.750%, 1/16/30§		500,000	491,094
5.000%, 1/18/53§		500,000	422,945
Magyar Export-Import Bank Zrt. 6.125%, 12/4/27§		254,000	256,065
Mexican Udibonos 4.000%, 8/24/34 TIPS	MXN	3,338,679	141,840
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 40.577%, 4/12/25 (k)(m)(r)	ARS	240,000	220
Republic of Colombia 3.125%, 4/15/31		$235,000	186,360
Republic of Panama 9.375%, 4/1/29		190,000	209,190
Republic of Peru 6.950%, 8/12/31 (m)	PEN	1,300,000	363,678
6.150%, 8/12/32§		100,000	26,354
Republic of South Africa 7.100%, 11/19/36§		$400,000	389,016
Romania Government Bond 2.000%, 4/14/33 (m)	EUR	800,000	625,198
State of Israel Government Bond
5.500%, 3/12/34 (x)		$500,000	488,437
State of Qatar 5.103%, 4/23/48§		800,000	756,750
U.K. Treasury Bonds 4.375%, 7/31/54 (m)	GBP	955,000	1,058,481

Total Foreign Government Securities			6,989,405

Mortgage-Backed Securities (11.6%)
FHLMC 4.170%, 4/1/28		$300,000	292,639
4.380%, 5/1/28		900,000	889,933
6.981%, 11/1/31 (l)		752	760
5.500%, 1/1/35		19,718	20,182
5.500%, 7/1/35		14,533	14,856
4.000%, 7/1/44		130,749	123,290
4.000%, 2/1/46		198,382	187,277
4.500%, 10/1/48		121,876	116,830
4.500%, 11/1/48		204,504	196,036
5.000%, 11/1/48		71,952	70,789
FHLMC UMBS 3.500%, 9/1/49		248,422	223,336
3.500%, 10/1/49		244,455	219,550
3.500%, 11/1/49		92,599	83,132
3.500%, 1/1/50		364,275	327,489
2.000%, 6/1/51		184,912	144,324
2.000%, 3/1/52		940,485	737,283
3.000%, 3/1/52		615,072	527,597
2.500%, 4/1/52		1,098,931	904,736
3.500%, 4/1/52		88,782	78,478
3.000%, 5/1/52		665,741	565,235
5.000%, 6/1/52		91,906	89,123
4.500%, 1/1/53		64,031	60,297
5.000%, 5/1/53		388,664	375,313
5.000%, 6/1/53		716,033	691,438
4.500%, 7/1/53		297,959	280,188
4.500%, 10/1/53		862,670	810,950
5.500%, 11/1/53		181,699	179,307
4.500%, 2/1/54		3,875,032	3,642,710
FNMA 6.611%, 1/1/28 (l)		1,075	1,078
4.532%, 3/1/33 (l)		5,451	5,301
6.842%, 1/1/36 (l)		11,976	12,200
5.835%, 2/1/37 (l)		38,455	39,513
6.998%, 12/1/40 (l)		810	816
FNMA UMBS 9.000%, 8/1/26		2	2
2.500%, 5/1/30		3,360	3,239
2.500%, 8/1/31		151,452	143,650
2.500%, 11/1/31		217,410	205,749
2.500%, 12/1/31		86,523	81,786
2.500%, 1/1/32		210,570	199,881
2.500%, 2/1/32		10,590	10,010
5.500%, 4/1/33		17,754	18,102
5.500%, 7/1/33		16,732	17,062
5.500%, 4/1/34		9,368	9,560
5.500%, 5/1/34		6,651	6,788
5.500%, 11/1/34		27,426	28,014
5.500%, 2/1/35		101,245	103,379
4.500%, 8/1/35		4,135	4,042
5.000%, 10/1/35		7,863	7,865
5.000%, 7/1/36		8,282	8,284
5.000%, 12/1/39		23,373	23,313
4.000%, 12/1/40		79,293	74,925
4.500%, 3/1/41		11,524	11,174
4.500%, 7/1/41		1,099	1,067
3.500%, 2/1/42		53,517	49,166
3.500%, 11/1/42		568,230	521,859
3.500%, 1/1/43		96,436	88,388
3.500%, 4/1/43		332,357	304,533
4.000%, 10/1/43		312,468	293,041
3.000%, 5/1/45		28,157	24,496
3.500%, 3/1/48		615,761	554,735
3.500%, 5/1/48		514,198	463,238
4.500%, 9/1/48		242,878	232,510
3.500%, 10/1/49		252,976	227,114
3.500%, 11/1/49		199,518	179,058
3.500%, 1/1/50		318,270	286,031
3.000%, 4/1/51		1,714,295	1,460,312
2.000%, 7/1/51		1,015,171	792,343
2.000%, 12/1/51		1,424,254	1,108,072
2.500%, 1/1/52		315,339	259,787
3.000%, 2/1/52		749,753	643,125
2.500%, 3/1/52		678,426	558,909

See Notes to Financial Statements.

1185

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
3.000%, 3/1/52	$955,221	$819,371
3.500%, 3/1/52	192,647	170,337
2.500%, 4/1/52	672,342	553,018
2.500%, 5/1/52	932,923	767,472
4.500%, 3/1/53	57,854	54,444
5.000%, 4/1/53	702,308	678,623
4.500%, 5/1/53	447,162	423,018
5.000%, 5/1/53	522,161	504,225
5.000%, 6/1/53	449,752	434,302
4.500%, 1/1/54	1,720,945	1,617,768
5.500%, 3/1/54	192,808	190,210
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 1/25/55 TBA	24,800,000	21,035,437
4.000%, 1/25/55 TBA	19,007,000	17,354,282
4.500%, 1/25/55 TBA	3,800,000	3,571,109
5.000%, 1/25/55 TBA	400,000	385,750
5.500%, 1/25/55 TBA	22,738,786	22,424,352
6.000%, 1/25/55 TBA	1,473,964	1,480,528
6.500%, 1/25/55 TBA	234,639	239,570
3.500%, 2/25/55 TBA	16,600,000	14,664,413
5.000%, 2/25/55 TBA	14,000,000	13,494,687
6.000%, 2/25/55 TBA	600,000	602,180
GNMA 4.625%, 7/20/27 (l)	196	196
3.000%, 5/15/43	107,938	95,640
3.000%, 7/15/45	109,645	96,160
3.000%, 5/20/46	112,438	98,766
3.500%, 10/15/49	70,558	63,417
3.500%, 1/15/50	17,359	15,597
3.500%, 2/15/50	129,600	116,442
5.500%, 4/20/53	615,288	611,837
3.000%, 1/15/55 TBA	523,093	453,088
4.500%, 1/15/55 TBA	1,486,000	1,403,922
5.000%, 1/15/55 TBA	1,875,000	1,818,457
5.500%, 1/15/55 TBA	496,000	491,544
6.000%, 1/15/55 TBA	1,169,544	1,176,762

Total Mortgage-Backed Securities		128,823,519

Municipal Bonds (0.2%)
Golden State Tobacco Securitization Corp., Series 2021 B-1
3.850%, 6/1/50	165,000	149,436
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023 5.198%, 12/1/39	500,000	494,807
Sales Tax Securitization Corp. 3.007%, 1/1/33	800,000	688,434
State Board of Administration Finance Corp. 1.705%, 7/1/27	288,000	267,008
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023 5.169%, 4/1/41	400,000	393,914
University of California 3.071%, 5/15/51	335,000	221,169

Total Municipal Bonds		2,214,768

U.S. Government Agency Securities (46.3%)
FFCB 4.250%, 9/30/25	15,466,000	15,457,353
4.625%, 3/5/26	8,000,000	8,018,006
4.375%, 6/23/26	20,000,000	20,060,506
4.375%, 7/6/26	10,000,000	10,023,561
4.625%, 7/17/26	3,010,000	3,027,711
4.500%, 5/20/27	30,063,000	30,182,711
4.750%, 4/30/29	5,957,000	6,045,202
FHLB 2.375%, 3/14/25	5,500,000	5,476,933
4.625%, 6/6/25	4,555,000	4,558,939
1.875%, 9/11/26	20,000,000	19,239,516
4.625%, 11/17/26	10,500,000	10,548,685
4.125%, 1/15/27	30,300,000	30,215,027
4.000%, 6/30/28	615,000	609,249
3.250%, 11/16/28	12,910,000	12,449,735
4.750%, 12/8/28	25,290,000	25,633,294
FHLMC 0.375%, 7/21/25	30,000,000	29,350,797
0.375%, 9/23/25	30,000,000	29,164,761
0.800%, 10/28/26	3,000,000	2,813,828
6.750%, 9/15/29	39,000,000	42,902,983
6.750%, 3/15/31	2,510,000	2,809,766
6.250%, 7/15/32	47,700,000	52,872,536
FNMA 1.875%, 9/24/26	25,816,000	24,816,554
6.250%, 5/15/29	25,664,000	27,553,391
7.250%, 5/15/30	10,000,000	11,320,737
0.875%, 8/5/30	30,000,000	24,748,263
6.625%, 11/15/30	14,000,000	15,522,944
Tennessee Valley Authority 3.875%, 3/15/28	20,000,000	19,748,652
7.125%, 5/1/30	13,000,000	14,572,260
1.500%, 9/15/31	6,700,000	5,490,829
Series B 4.700%, 7/15/33	7,658,000	7,630,027

Total U.S. Government Agency Securities		512,864,756

U.S. Treasury Obligations (31.0%)
U.S. Treasury Bonds 4.250%, 5/15/39	200,000	189,781
4.375%, 11/15/39	200,000	191,720
4.625%, 2/15/40	200,000	196,874
1.375%, 11/15/40 (z)	10,200,000	6,317,062
1.875%, 2/15/41	4,800,000	3,217,583
1.750%, 8/15/41	463,600	300,355
3.750%, 8/15/41	94,000	82,671
2.000%, 11/15/41	422,500	283,902
2.375%, 2/15/42	469,000	334,052
3.000%, 5/15/42	1,010,500	793,384
3.250%, 5/15/42	4,070,500	3,313,157
4.000%, 11/15/42	720,400	648,360
3.875%, 2/15/43	274,500	242,414
3.875%, 5/15/43 (w)	700,000	616,757
3.625%, 8/15/43	363,600	308,209
4.375%, 8/15/43	680,100	640,561
3.750%, 11/15/43	421,000	362,712
4.750%, 11/15/43	1,008,700	996,867
3.625%, 2/15/44	1,055,000	890,308

See Notes to Financial Statements.

1186

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
4.500%, 2/15/44		$94,500	$90,291
3.375%, 5/15/44 (w)		800,000	648,875
4.625%, 5/15/44		991,200	962,071
3.125%, 8/15/44		4,177,600	3,246,074
3.000%, 11/15/44		483,700	367,379
2.875%, 8/15/45		2,700,000	1,992,904
3.000%, 5/15/47		5,900,000	4,364,083
3.000%, 2/15/48 (w)		1,500,000	1,101,309
3.375%, 11/15/48		100,000	78,186
3.000%, 2/15/49		100,000	72,827
2.250%, 8/15/49		300,000	185,903
2.375%, 11/15/49		100,000	63,593
1.250%, 5/15/50		751,300	356,623
1.875%, 2/15/51		988,500	550,459
2.000%, 8/15/51		1,457,400	833,888
2.875%, 5/15/52		571,800	400,342
3.625%, 5/15/53		291,200	237,097
4.125%, 8/15/53		558,200	497,925
4.750%, 11/15/53		271,800	269,248
4.250%, 2/15/54		780,100	712,563
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS		536,200	388,413
1.000%, 2/15/46 TIPS		133,223	100,108
0.875%, 2/15/47 TIPS		130,768	94,550
1.000%, 2/15/49 TIPS		125,445	91,187
0.250%, 2/15/50 TIPS		368,343	214,154
0.125%, 2/15/51 TIPS		1,212,450	665,758
0.125%, 2/15/52 TIPS		226,790	122,610
2.125%, 2/15/54 TIPS		102,854	95,073
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/25 TIPS		855,456	850,021
0.375%, 7/15/25 TIPS		2,129,776	2,116,721
0.125%, 10/15/25 TIPS		1,946,512	1,922,947
1.250%, 4/15/28 TIPS		8,208,642	7,996,958
0.250%, 7/15/29 TIPS		1,853,065	1,716,387
0.125%, 7/15/31 TIPS		2,002,192	1,762,782
0.125%, 1/15/32 TIPS		569,375	493,676
0.625%, 7/15/32 TIPS		1,195,084	1,068,215
1.750%, 1/15/34 TIPS		102,691	98,463
1.875%, 7/15/34 TIPS		301,797	292,456
U.S. Treasury Notes 4.625%, 6/30/26		45,273,300	45,521,647
4.125%, 9/30/27		686,200	683,503
3.875%, 11/30/27		2,660,100	2,629,953
3.875%, 12/31/27		837,600	827,952
4.625%, 9/30/28		3,202,000	3,231,844
4.875%, 10/31/28		16,173,700	16,462,286
3.125%, 11/15/28		6,906,600	6,606,621
4.375%, 11/30/28		14,939,500	14,943,574
3.750%, 12/31/28		35,595,500	34,791,746
4.000%, 1/31/29		9,864,900	9,728,056
4.250%, 2/28/29		596,700	593,804
4.625%, 4/30/29		2,260,400	2,281,856
4.500%, 5/31/29		10,309,300	10,357,602
4.250%, 6/30/29		828,100	823,522
2.625%, 7/31/29		9,142,800	8,480,647
4.000%, 7/31/29		12,715,200	12,513,247
1.625%, 8/15/29		12,614,400	11,193,336
4.000%, 10/31/29		5,301,100	5,211,552
3.875%, 11/30/29		7,105,400	6,945,564
0.625%, 5/15/30		3,495,600	2,868,148
4.250%, 2/28/31		1,378,900	1,363,222
4.500%, 11/15/33		34,883,700	34,737,056
4.000%, 2/15/34		21,038,500	20,150,372
4.375%, 5/15/34		13,962,700	13,753,342
3.875%, 8/15/34 (z)		21,028,900	19,892,143

Total U.S. Treasury Obligations			343,641,443

Total Long-Term Debt Securities (107.9%) (Cost $1,232,325,194)			1,196,342,426

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.1%)
Federative Republic of Brazil 0.00%, 4/1/25 (p)	BRL	1,700,000	266,885

	Number of Shares		Value (Note 1)
Investment Companies (0.3%)
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)		300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)		3,187,748	3,187,748

Total Investment Companies			3,487,748

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (0.6%)
U.S. Treasury Bills 4.06%, 2/13/25 (p)		$3,589,800	3,572,063
4.10%, 2/27/25 (p)		3,345,700	3,323,738

Total U.S. Treasury Obligations			6,895,801

Total Short-Term Investments (1.0%) (Cost $10,686,762)			10,650,434

Total Investments in Securities (108.9%) (Cost $1,243,011,956)			1,206,992,860
Other Assets Less Liabilities (-8.9%)			(98,671,461)

Net Assets (100%)			$1,108,321,399

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $97,964,133 or 8.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $5,006,020 or 0.5% of net assets.

(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $1,137,086.
(x)	All or a portion of security is on loan at December 31, 2024.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2024.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $3,390,579. This was collateralized by cash of $3,487,748 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
ASX	— Australian Securities Exchange
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OAT	— Obligations Assimilables du Trésor
PEN	— Peruvian Sol
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
TWD	— New Taiwan Dollar
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	4	3/2025	EUR	552,895	(14,678)
Euro-OAT	20	3/2025	EUR	2,556,478	(48,986)
U.S. Treasury 2 Year Note	13	3/2025	USD	2,672,922	1,202
U.S. Treasury 5 Year Note	260	3/2025	USD	27,639,219	(125,507)
U.S. Treasury 10 Year Note	57	3/2025	USD	6,198,750	(52,181)
U.S. Treasury 10 Year Ultra Note	10	3/2025	USD	1,113,125	(19,671)
U.S. Treasury Ultra Bond	33	3/2025	USD	3,923,906	(229,302)

					(489,123)

Short Contracts
Euro-BTP	(4)	3/2025	EUR	(497,125)	11,856
U.S. Treasury 10 Year Ultra Note	(171)	3/2025	USD	(19,034,438)	263,111
U.S. Treasury Long Bond	(44)	3/2025	USD	(5,009,125)	141,217
U.S. Treasury Ultra Bond	(34)	3/2025	USD	(4,042,812)	130,900

					547,084

					57,961

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,576,517	AUD	2,427,271	Deutsche Bank AG	1/15/2025	74,136
USD	2,451,787	CAD	3,451,969	Barclays Bank plc	1/15/2025	49,259
USD	130,702	DKK	923,095	Deutsche Bank AG	1/15/2025	2,401
USD	6,537,220	EUR	6,170,000	Deutsche Bank AG	1/15/2025	142,903
USD	6,320,940	GBP	5,021,114	Barclays Bank plc	1/15/2025	35,673
USD	230,215	PEN	862,232	JPMorgan Chase Bank**	1/21/2025	893
USD	268,447	MYR	1,187,772	Barclays Bank plc**	1/22/2025	2,609
USD	120,144	TWD	3,868,007	Goldman Sachs Bank USA**	1/22/2025	1,965
USD	174,319	TWD	5,640,123	JPMorgan Chase Bank**	1/22/2025	1,996
USD	814,458	EUR	775,140	JPMorgan Chase Bank	2/27/2025	9,685
USD	35,667	MXN	730,000	Bank of America	3/19/2025	1,090
USD	36,126	MXN	742,000	Barclays Bank plc	3/19/2025	982
USD	287,048	BRL	1,600,000	Goldman Sachs Bank USA**	4/2/2025	31,874
USD	17,791	BRL	100,000	JPMorgan Chase Bank**	4/2/2025	1,843

Total unrealized appreciation						357,309

CAD	2,042,000	USD	1,446,497	Barclays Bank plc	1/15/2025	(25,290)
EUR	129,000	USD	136,512	Bank of America	1/15/2025	(2,822)
MXN	2,663,849	USD	130,838	Goldman Sachs Bank USA	2/11/2025	(3,956)
MXN	8,056,411	USD	398,211	Deutsche Bank AG	2/13/2025	(14,587)
BRL	3,504,787	USD	595,010	Goldman Sachs Bank USA**	3/6/2025	(34,193)
USD	115,264	PEN	438,487	Deutsche Bank AG**	3/19/2025	(1,185)

Total unrealized depreciation						(82,033)

Net unrealized appreciation						275,276

**	Non-deliverable forward.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$27,010,865	$—	$27,010,865
Collateralized Mortgage Obligations	—	26,197,015	—	26,197,015
Commercial Mortgage-Backed Securities	—	13,553,587	—	13,553,587
Corporate Bonds
Communication Services	—	5,896,963	—	5,896,963
Consumer Discretionary	—	9,336,369	—	9,336,369
Consumer Staples	—	5,652,149	—	5,652,149
Energy	—	10,011,605	—	10,011,605
Financials	—	63,208,630	—	63,208,630
Health Care	—	3,935,640	—	3,935,640
Industrials	—	8,654,332	—	8,654,332
Information Technology	—	5,434,039	—	5,434,039
Materials	—	2,060,322	—	2,060,322
Real Estate	—	7,200,847	—	7,200,847
Utilities	—	13,656,172	—	13,656,172
Foreign Government Securities	—	6,989,185	220	6,989,405
Forward Currency Contracts	—	357,309	—	357,309
Futures	548,286	—	—	548,286
Mortgage-Backed Securities	—	128,823,519	—	128,823,519
Municipal Bonds	—	2,214,768	—	2,214,768
Short-Term Investments
Foreign Government Treasury Bill	—	266,885	—	266,885
Investment Companies	3,487,748	—	—	3,487,748
U.S. Treasury Obligations	—	6,895,801	—	6,895,801
U.S. Government Agency Securities	—	512,864,756	—	512,864,756
U.S. Treasury Obligations	—	343,641,443	—	343,641,443

Total Assets	$4,036,034	$1,203,862,201	$220	$1,207,898,455

Liabilities:
Forward Currency Contracts	$—	$(82,033)	$—	$(82,033)
Futures	$(490,325)	$—	$—	$(490,325)

Total Liabilities	$(490,325)	$(82,033)	$—	$(572,358)

Total	$3,545,709	$1,203,780,168	$220	$1,207,326,097

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$548,286	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	357,309

Total		$905,595

	Liability Derivatives
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(490,325	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(82,033)

Total		$(572,358)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$10,701	$(180,678)	$—	$(169,977)
Foreign exchange contracts	—	—	347,018	347,018

Total	$10,701	$(180,678)	$347,018	$177,041

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$567,326	$—	$567,326
Foreign exchange contracts	—	438,662	438,662

Total	$567,326	$438,662	$1,005,988

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$49,321,000
Average notional value of contracts — short	39,027,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$10,716,000
Average settlement value sold — in USD	41,642,000

Options
Average value of option contracts written	$3,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$1,090	$(1,090)	$—	$—
Barclays Bank plc	88,523	(25,290)	—	63,233
Deutsche Bank AG	219,440	(15,772)	—	203,668
Goldman Sachs Bank USA	33,839	(33,839)	—	—
JPMorgan Chase Bank	14,417	–	(10,000)	4,417

Total	$357,309	$(75,991)	$(10,000)	$271,318

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$2,822	$(1,090)	$—	$1,732
Barclays Bank plc	25,290	(25,290)	—	—
Deutsche Bank AG	15,772	(15,772)	—	—
Goldman Sachs Bank USA	38,149	(33,839)	—	4,310

Total	$82,033	$(75,991)	$—	$6,042

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale- Buyback Transactions (2)
BNP Paribas	4.58%	12/19/2024	1/6/2025	$(6,359,063)	$(6,366,681)
BofA Securities, Inc.	4.80	12/31/2024	1/2/2025	(1,234,492)	(1,234,553)

					$(7,601,234)

(1)	The average amount of borrowings while outstanding for 346 days during the year ended December 31, 2024, was approximately $8,680,000 at a weighted average interest rate of 5.21%.
(2)	Payable for sale-buyback transactions includes $7,679 of deferred price drop on sale-buyback transactions.

	December 31, 2024
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(6,366,681)	$—	$—	$(6,366,681)
U.S. Treasury Notes	—	(1,234,553)	—	—	(1,234,553)

Total Borrowings	$—	$(7,601,234)	$—	$—	$(7,601,234)

Gross amount of recognized liabilities for sale-buybacks					$(7,601,234)

See Notes to Financial Statements.

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2024:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(6,366,681)	$6,317,062	$—	$(49,619)
BofA Securities, Inc.	(1,234,553)	1,229,726	—	(4,827)

	$(7,601,234)	$7,546,788	$—	$(54,446)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,822,067,857
Long-term U.S. government debt securities	422,366,576

$2,244,434,433

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,815,866,001
Long-term U.S. government debt securities	464,798,685

$2,280,664,686

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,705,188
Aggregate gross unrealized depreciation	(50,192,415)

Net unrealized depreciation	$(46,487,227)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,253,813,324

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $1,243,011,956)	$1,206,992,860
Cash	4,235,536
Foreign cash (Cost $429,085)	409,395
Cash held as collateral at broker for futures	819,000
Receivable for forward settling transactions	29,095,852
Receivable for securities sold	10,790,100
Dividends, interest and other receivables	9,698,942
Due from broker for futures variation margin	589,564
Unrealized appreciation on forward foreign currency contracts	357,309
Receivable for Portfolio shares sold	93,766
Securities lending income receivable	1,615
Other assets	5,185

Total assets	1,263,089,124

LIABILITIES
Payable for forward settling transactions	131,784,617
Payable for securities purchased	10,581,557
Payable for sale-buyback financing transactions	7,601,234
Payable for return of collateral on securities loaned	3,487,748
Payable for Portfolio shares repurchased	396,611
Investment management fees payable	371,826
Distribution fees payable – Class IB	125,420
Administrative fees payable	117,969
Unrealized depreciation on forward foreign currency contracts	82,033
Distribution fees payable – Class IA	28,674
Payable for return of cash collateral on forward foreign currency contracts	10,000
Trustees’ fees payable	1,490
Accrued expenses	178,546

Total liabilities	154,767,725

Commitments and contingent liabilities^
NET ASSETS	$1,108,321,399

Net assets were comprised of:
Paid in capital	$1,260,588,975
Total distributable earnings (loss)	(152,267,576)

Net assets	$1,108,321,399

Class IA
Net asset value, offering and redemption price per share, $134,810,860 / 17,696,846 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.62

Class IB
Net asset value, offering and redemption price per share, $588,493,745 / 77,607,653 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.58

Class K
Net asset value, offering and redemption price per share, $385,016,794 / 50,547,223 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.62

(x)	Includes value of securities on loan of $3,390,579.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest	$44,500,766
Securities lending (net)	19,982

Total income	44,520,748

EXPENSES
Investment management fees	4,519,700
Distribution fees – Class IB	1,521,567
Administrative fees	1,445,674
Interest expense	420,151
Distribution fees – Class IA	339,109
Custodian fees	204,300
Professional fees	112,235
Printing and mailing expenses	103,784
Trustees’ fees	38,471
Miscellaneous	72,507

Total expenses	8,777,498

NET INVESTMENT INCOME (LOSS)	35,743,250

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(13,786,575)
Futures contracts	(180,678)
Forward foreign currency contracts	347,018
Foreign currency transactions	(37,438)
Options written	10,701
Securities sold short	(21,092)

Net realized gain (loss)	(13,668,064)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,423,284)
Futures contracts	567,326
Forward foreign currency contracts	438,662
Foreign currency translations	(22,018)

Net change in unrealized appreciation (depreciation)	(439,314)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,107,378)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,635,872

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,743,250	$27,211,005
Net realized gain (loss)	(13,668,064)	(41,635,175)
Net change in unrealized appreciation (depreciation)	(439,314)	63,367,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,635,872	48,943,123

Distributions to shareholders:
Class IA	(4,115,911)	(2,902,098)
Class IB	(18,085,951)	(13,231,944)
Class K	(12,717,026)	(9,643,701)

Total distributions to shareholders	(34,918,888)	(25,777,743)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 704,275 and 797,208 shares, respectively ]	5,494,566	6,120,492
Capital shares issued in reinvestment of dividends [ 538,083 and 378,162 shares, respectively ]	4,115,911	2,902,098
Capital shares repurchased [ (1,315,041) and (1,465,761) shares, respectively ]	(10,212,680)	(11,216,717)

Total Class IA transactions	(602,203)	(2,194,127)

Class IB
Capital shares sold [ 5,078,894 and 7,806,758 shares, respectively ]	39,195,217	59,473,177
Capital shares issued in reinvestment of dividends [ 2,375,289 and 1,731,894 shares, respectively ]	18,085,951	13,231,944
Capital shares repurchased [ (10,682,543) and (14,438,096) shares, respectively ]	(82,788,928)	(109,905,041)

Total Class IB transactions	(25,507,760)	(37,199,920)

Class K
Capital shares sold [ 3,678,784 and 6,022,961 shares, respectively ]	28,419,711	46,173,265
Capital shares issued in reinvestment of dividends [ 1,662,910 and 1,256,948 shares, respectively ]	12,717,026	9,643,701
Capital shares repurchased [ (8,125,548) and (8,690,275) shares, respectively ]	(63,474,988)	(66,326,865)

Total Class K transactions	(22,338,251)	(10,509,899)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(48,448,214)	(49,903,946)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(61,731,230)	(26,738,566)
NET ASSETS:
Beginning of year	1,170,052,629	1,196,791,195

End of year	$1,108,321,399	$1,170,052,629

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Year Ended December 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$7.72		$7.57		$8.55	$8.86	$8.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.17		0.09	0.07	0.11
Net realized and unrealized gain (loss)	(0.09)		0.15		(0.96)	(0.25)	0.41

Total from investment operations	0.14		0.32		(0.87)	(0.18)	0.52

Less distributions:
Dividends from net investment income	(0.24)		(0.17)		(0.05)	(0.07)	(0.12)
Distributions from net realized gains	—		—		(0.06)	(0.06)	(0.21)

Total dividends and distributions	(0.24)		(0.17)		(0.11)	(0.13)	(0.33)

Net asset value, end of year	$7.62		$7.72		$7.57	$8.55	$8.86

Total return	1.79%		4.19%		(10.18)%	(2.05)%	5.96%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$134,811		$137,173		$136,665	$166,921	$185,857
Ratio of expenses to average net assets (f)	0.85	%(g)	0.86	%(g)	0.80%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets (f)	3.02%		2.19%		1.18%	0.75%	1.19%
Portfolio turnover rate^	182%		159%		142%	111%	173%

Class IB	Year Ended December 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$7.69		$7.53		$8.51	$8.83	$8.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.17		0.09	0.07	0.11
Net realized and unrealized gain (loss)	(0.10)		0.16		(0.96)	(0.26)	0.41

Total from investment operations	0.13		0.33		(0.87)	(0.19)	0.52

Less distributions:
Dividends from net investment income	(0.24)		(0.17)		(0.05)	(0.07)	(0.12)
Distributions from net realized gains	—		—		(0.06)	(0.06)	(0.21)

Total dividends and distributions	(0.24)		(0.17)		(0.11)	(0.13)	(0.33)

Net asset value, end of year	$7.58		$7.69		$7.53	$8.51	$8.83

Total return	1.67%		4.35%		(10.23)%	(2.18)%	5.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$588,494		$621,248		$645,969	$839,764	$902,619
Ratio of expenses to average net assets (f)	0.85	%(g)	0.86	%(g)	0.80%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets (f)	3.02%		2.19%		1.18%	0.75%	1.19%
Portfolio turnover rate^	182%		159%		142%	111%	173%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$7.72		$7.57		$8.55	$8.86	$8.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25		0.19		0.11	0.09	0.13
Net realized and unrealized gain (loss)	(0.09)		0.15		(0.96)	(0.25)	0.41

Total from investment operations	0.16		0.34		(0.85)	(0.16)	0.54

Less distributions:
Dividends from net investment income	(0.26)		(0.19)		(0.07)	(0.09)	(0.14)
Distributions from net realized gains	—		—		(0.06)	(0.06)	(0.21)

Total dividends and distributions	(0.26)		(0.19)		(0.13)	(0.15)	(0.35)

Net asset value, end of year	$7.62		$7.72		$7.57	$8.55	$8.86

Total return	2.04%		4.45%		(9.95)%	(1.83)%	6.22%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$385,017		$411,632		$414,158	$495,632	$454,130
Ratio of expenses to average net assets (f)	0.60	%(g)	0.61	%(g)	0.55%	0.54%	0.55%
Ratio of net investment income (loss) to average net assets (f)	3.27%		2.44%		1.44%	0.98%	1.45%
Portfolio turnover rate^	182%		159%		142%	111%	173%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04% and 0.05% for the years ended 2024 and 2023, respectively for each class.

See Notes to Financial Statements.

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	6,600	$202,422
AST SpaceMobile, Inc., Class A*	74,540	1,572,794
ATN International, Inc.	8,530	143,389
Bandwidth, Inc., Class A*	17,680	300,914
Cogent Communications Holdings, Inc.	23,425	1,805,365
Globalstar, Inc. (x)*	400,210	828,435
IDT Corp., Class B	10,100	479,952
Liberty Latin America Ltd., Class A*	24,100	153,276
Liberty Latin America Ltd., Class C*	56,199	356,302
Lumen Technologies, Inc.*	563,240	2,990,804
Shenandoah Telecommunications Co.	26,948	339,814

		9,173,467

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A*	188,360	749,673
Atlanta Braves Holdings, Inc., Class A*	8,220	335,376
Atlanta Braves Holdings, Inc., Class C*	28,170	1,077,784
Cinemark Holdings, Inc.*	62,100	1,923,858
Eventbrite, Inc., Class A*	36,900	123,984
Golden Matrix Group, Inc. (x)*	3,590	7,108
IMAX Corp.*	27,100	693,760
Lions Gate Entertainment Corp., Class A*	30,300	258,762
Lions Gate Entertainment Corp., Class B*	59,900	452,245
LiveOne, Inc. (x)*	3,510	5,160
Madison Square Garden Entertainment Corp., Class A*	23,096	822,218
Marcus Corp. (The)	15,640	336,260
Playstudios, Inc.*	26,630	49,532
Reservoir Media, Inc.*	6,650	60,182
Sphere Entertainment Co.*	14,716	593,349
Vivid Seats, Inc., Class A*	33,510	155,151

		7,644,402

Interactive Media & Services (0.6%)
Bumble, Inc., Class A*	52,880	430,443
Cargurus, Inc., Class A*	50,100	1,830,654
Cars.com, Inc.*	41,400	717,462
EverQuote, Inc., Class A*	15,130	302,449
fuboTV, Inc. (x)*	191,840	241,718
Getty Images Holdings, Inc. (x)*	12,240	26,438
Grindr, Inc.*	15,230	271,703
MediaAlpha, Inc., Class A*	13,370	150,947
Nextdoor Holdings, Inc.*	63,110	149,571
Outbrain, Inc.*	14,940	107,269
QuinStreet, Inc.*	27,250	628,658
Shutterstock, Inc.	18,170	551,460
System1, Inc. (x)*	4,760	4,276
TrueCar, Inc.*	49,990	186,463
Vimeo, Inc.*	72,200	462,080
Yelp, Inc., Class A*	36,620	1,417,194
Ziff Davis, Inc.*	25,318	1,375,780
ZipRecruiter, Inc., Class A*	40,300	291,772

		9,146,337

Media (0.8%)
Advantage Solutions, Inc.*	58,050	169,506
AMC Networks, Inc., Class A*	21,230	210,177
Boston Omaha Corp., Class A*	12,940	183,489
Cable One, Inc.	3,170	1,147,920
Cardlytics, Inc.*	23,240	86,220
Clear Channel Outdoor Holdings, Inc.*	188,600	258,382
EchoStar Corp., Class A (x)*	65,765	1,506,019
Emerald Holding, Inc.	6,950	33,499
Entravision Communications Corp., Class A	56,860	133,621
EW Scripps Co. (The), Class A*	56,722	125,356
Gambling.com Group Ltd.*	9,530	134,182
Gannett Co., Inc.*	108,089	546,930
Gray Television, Inc.	44,400	139,860
Ibotta, Inc., Class A*	8,580	558,386
iHeartMedia, Inc., Class A*	93,120	184,378
Innovid Corp.*	7,030	21,723
Integral Ad Science Holding Corp.*	40,580	423,655
John Wiley & Sons, Inc., Class A	19,340	845,351
Magnite, Inc.*	72,383	1,152,337
National CineMedia, Inc.*	9,640	64,010
PubMatic, Inc., Class A*	21,000	308,490
Scholastic Corp.	14,960	319,097
Sinclair, Inc.	25,390	409,795
Stagwell, Inc., Class A*	57,810	380,390
TechTarget, Inc.*	15,200	301,264
TEGNA, Inc.	83,740	1,531,605
Thryv Holdings, Inc.*	16,580	245,384
Townsquare Media, Inc., Class A	1,600	14,544
WideOpenWest, Inc.*	37,940	188,182

		11,623,752

Wireless Telecommunication Services (0.2%)
Gogo, Inc.*	26,000	210,340
Spok Holdings, Inc.	5,620	90,201
Telephone and Data Systems, Inc.	52,500	1,790,775

		2,091,316

Total Communication Services		39,679,274

Consumer Discretionary (9.6%)
Automobile Components (1.1%)
Adient plc*	49,900	859,777
American Axle & Manufacturing Holdings, Inc.*	62,675	365,395
Cooper-Standard Holdings, Inc.*	3,440	46,646
Dana, Inc.	60,625	700,825
Dorman Products, Inc.*	15,300	1,982,115
Fox Factory Holding Corp.*	22,600	684,102
Gentherm, Inc.*	16,900	674,732
Goodyear Tire & Rubber Co. (The)*	164,623	1,481,607
Holley, Inc.*	37,390	112,918

See Notes to Financial Statements.

1198

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
LCI Industries	13,470	$1,392,663
Luminar Technologies, Inc., Class A (x)*	9,765	52,536
Modine Manufacturing Co.*	28,190	3,268,067
Patrick Industries, Inc.	16,957	1,408,788
Phinia, Inc.	25,510	1,228,817
Solid Power, Inc. (x)*	104,840	198,148
Standard Motor Products, Inc.	12,900	399,642
Stoneridge, Inc.*	13,300	83,391
Visteon Corp.*	16,100	1,428,392
XPEL, Inc.(m)*	12,080	482,475

		16,851,036

Automobiles (0.1%)
Canoo, Inc. (x)*	2,455	3,461
Livewire Group, Inc. (x)*	2,610	12,554
Winnebago Industries, Inc.	17,446	833,570

		849,585

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	1,120	3,965
Groupon, Inc.*	22,040	267,786
Savers Value Village, Inc. (x)*	16,460	168,715

		440,466

Distributors (0.0%)†
A-Mark Precious Metals, Inc. (x)	10,710	293,454
GigaCloud Technology, Inc., Class A (x)*	13,180	244,094
Weyco Group, Inc.	470	17,648

		555,196

Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc.*	19,340	1,757,039
American Public Education, Inc.*	1,960	42,277
Carriage Services, Inc., Class A	8,530	339,920
Chegg, Inc.*	62,700	100,947
Coursera, Inc.*	70,150	596,275
European Wax Center, Inc., Class A*	19,570	130,532
Frontdoor, Inc.*	41,700	2,279,739
Graham Holdings Co., Class B	1,730	1,508,422
Laureate Education, Inc.*	70,400	1,287,616
Lincoln Educational Services Corp.*	3,740	59,167
Mister Car Wash, Inc. (x)*	52,590	383,381
Nerdy, Inc. (x)*	70,970	114,971
OneSpaWorld Holdings Ltd.	56,420	1,122,758
Perdoceo Education Corp.	38,800	1,027,036
Strategic Education, Inc.	12,764	1,192,413
Stride, Inc.*	23,284	2,419,906
Udemy, Inc.*	53,700	441,951
Universal Technical Institute, Inc.*	21,150	543,767

		15,348,117

Hotels, Restaurants & Leisure (2.0%)
Accel Entertainment, Inc., Class A*	22,190	236,989
Bally’s Corp.*	15,940	285,167
Biglari Holdings, Inc., Class B*	631	160,457
BJ’s Restaurants, Inc.*	12,134	426,328
Bloomin’ Brands, Inc.	46,890	572,527
Brinker International, Inc.*	23,210	3,070,451
Cheesecake Factory, Inc. (The) (x)	25,821	1,224,948
Cracker Barrel Old Country Store, Inc.	13,801	729,521
Dave & Buster’s Entertainment, Inc. (x)*	18,110	528,631
Denny’s Corp.*	30,250	183,012
Despegar.com Corp. (x)*	34,530	664,702
Dine Brands Global, Inc.	6,351	191,165
El Pollo Loco Holdings, Inc.*	20,130	232,300
Empire Resorts, Inc. (r)*	900	—
Everi Holdings, Inc.*	37,000	499,870
First Watch Restaurant Group, Inc.*	16,650	309,857
Full House Resorts, Inc. (x)*	1,870	7,630
Global Business Travel Group I*	70,480	654,054
Golden Entertainment, Inc.	10,620	335,592
Hilton Grand Vacations, Inc.*	42,200	1,643,690
Inspired Entertainment, Inc.*	5,590	50,589
International Game Technology plc	71,210	1,257,569
Jack in the Box, Inc.	10,549	439,260
Krispy Kreme, Inc.	43,221	429,185
Kura Sushi USA, Inc., Class A (x)*	2,660	240,943
Life Time Group Holdings, Inc.*	33,050	731,066
Lindblad Expeditions Holdings, Inc.*	22,420	265,901
Monarch Casino & Resort, Inc.	6,700	528,630
Nathan’s Famous, Inc.	680	53,455
ONE Group Hospitality, Inc. (The)*	2,810	8,149
Papa John’s International, Inc.	18,742	769,734
PlayAGS, Inc.*	10,720	123,602
Portillo’s, Inc., Class A (x)*	22,690	213,286
Potbelly Corp.*	2,100	19,782
RCI Hospitality Holdings, Inc. (x)	4,740	272,408
Red Rock Resorts, Inc., Class A	27,200	1,257,728
Rush Street Interactive, Inc.*	39,520	542,214
Sabre Corp.*	188,520	688,098
Shake Shack, Inc., Class A*	20,300	2,634,940
Six Flags Entertainment Corp.	51,637	2,488,387
Super Group SGHC Ltd.	84,680	527,556
Sweetgreen, Inc., Class A*	52,321	1,677,411
Target Hospitality Corp.*	23,200	224,228
United Parks & Resorts, Inc.*	20,800	1,168,752
Vacasa, Inc., Class A*	950	4,655
Xponential Fitness, Inc., Class A (x)*	16,870	226,902

		28,801,321

Household Durables (1.9%)
Beazer Homes USA, Inc.*	16,030	440,184
Cavco Industries, Inc.*	4,330	1,932,176
Century Communities, Inc.	15,100	1,107,736
Champion Homes, Inc.*	28,700	2,528,470
Cricut, Inc., Class A (x)	31,570	179,949
Dream Finders Homes, Inc., Class A (x)*	12,960	301,579
Ethan Allen Interiors, Inc.	9,554	268,563
Flexsteel Industries, Inc.	330	17,932
GoPro, Inc., Class A*	98,210	107,049
Green Brick Partners, Inc.*	17,660	997,613

See Notes to Financial Statements.

1199

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Hamilton Beach Brands Holding Co., Class A	440	$7,405
Helen of Troy Ltd.*	12,298	735,789
Hooker Furnishings Corp.	710	9,947
Hovnanian Enterprises, Inc., Class A*	2,140	286,375
Installed Building Products, Inc.	13,300	2,330,825
iRobot Corp. (x)*	27,720	214,830
KB Home	36,630	2,407,324
Landsea Homes Corp.*	10,600	89,994
La-Z-Boy, Inc.	21,459	934,969
Legacy Housing Corp.*	4,690	115,749
LGI Homes, Inc.*	13,000	1,162,200
Lifetime Brands, Inc.	710	4,196
Lovesac Co. (The)*	7,310	172,955
M/I Homes, Inc.*	14,550	1,934,423
Meritage Homes Corp.	19,659	3,023,947
Purple Innovation, Inc., Class A*	42,060	32,807
Sonos, Inc.*	65,753	988,925
Taylor Morrison Home Corp., Class A*	56,920	3,484,073
Traeger, Inc.*	18,910	45,195
Tri Pointe Homes, Inc.*	51,461	1,865,976
Worthington Enterprises, Inc.	16,140	647,375

		28,376,530

Leisure Products (0.4%)
Acushnet Holdings Corp.	15,600	1,108,848
AMMO, Inc.*	24,590	27,049
Clarus Corp.	27,054	122,013
Escalade, Inc.	470	6,712
Funko, Inc., Class A*	16,910	226,425
JAKKS Pacific, Inc.*	3,690	103,873
Johnson Outdoors, Inc., Class A	5,110	168,630
Latham Group, Inc.*	37,290	259,538
Malibu Boats, Inc., Class A*	12,000	451,080
Marine Products Corp.	5,630	51,627
MasterCraft Boat Holdings, Inc.*	9,930	189,365
Peloton Interactive, Inc., Class A*	189,920	1,652,304
Smith & Wesson Brands, Inc.	22,035	222,664
Solo Brands, Inc., Class A (x)*	16,750	19,095
Sturm Ruger & Co., Inc.	10,700	378,459
Topgolf Callaway Brands Corp. (x)*	79,653	626,073

		5,613,755

Specialty Retail (2.5%)
1-800-Flowers.com, Inc., Class A*	16,270	132,926
Abercrombie & Fitch Co., Class A*	28,250	4,222,528
Academy Sports & Outdoors, Inc.	39,400	2,266,682
American Eagle Outfitters, Inc.	97,640	1,627,659
America’s Car-Mart, Inc.*	3,340	171,175
Arhaus, Inc., Class A	28,770	270,438
Arko Corp.	46,450	306,105
Asbury Automotive Group, Inc.*	10,332	2,510,986
BARK, Inc. (x)*	21,290	39,174
Beyond, Inc.*	23,300	114,869
Boot Barn Holdings, Inc.*	16,020	2,432,156
Buckle, Inc. (The)	16,339	830,185
Build-A-Bear Workshop, Inc.	7,130	328,265
Caleres, Inc.	18,863	436,867
Camping World Holdings, Inc., Class A	30,790	649,053
Citi Trends, Inc.*	1,580	41,475
Designer Brands, Inc., Class A	23,750	126,825
Destination XL Group, Inc. (x)*	18,870	50,760
EVgo, Inc., Class A*	55,060	222,993
Foot Locker, Inc.*	52,350	1,139,136
Genesco, Inc.*	9,167	391,889
Group 1 Automotive, Inc.	7,507	3,164,050
GrowGeneration Corp.*	47,170	79,717
Haverty Furniture Cos., Inc.	7,570	168,508
J Jill, Inc.	6,340	175,111
Lands’ End, Inc.*	6,660	87,512
Leslie’s, Inc.*	94,900	211,627
MarineMax, Inc.*	11,500	332,925
Monro, Inc.	17,704	439,059
National Vision Holdings, Inc.*	44,892	467,775
ODP Corp. (The)*	23,710	539,165
OneWater Marine, Inc., Class A*	3,170	55,095
Petco Health & Wellness Co., Inc., Class A*	54,130	206,235
RealReal, Inc. (The)*	54,980	600,931
Revolve Group, Inc., Class A*	18,600	622,914
RumbleON, Inc., Class B (x)*	1,643	8,921
Sally Beauty Holdings, Inc.*	68,800	718,960
Shoe Carnival, Inc.	13,000	430,040
Signet Jewelers Ltd.	23,370	1,886,193
Sleep Number Corp.*	16,770	255,575
Sonic Automotive, Inc., Class A	7,845	496,981
Stitch Fix, Inc., Class A*	74,480	321,009
ThredUp, Inc., Class A*	10,740	14,929
Tile Shop Holdings, Inc.*	2,790	19,335
Tilly’s, Inc., Class A*	2,720	11,560
Torrid Holdings, Inc. (x)*	10,490	54,863
Upbound Group, Inc.	34,203	997,702
Urban Outfitters, Inc.*	33,560	1,841,773
Victoria’s Secret & Co.*	44,070	1,825,379
Warby Parker, Inc., Class A*	47,190	1,142,470
Winmark Corp.	1,500	589,605
Zumiez, Inc.*	11,020	211,253

		36,289,318

Textiles, Apparel & Luxury Goods (0.6%)
Figs, Inc., Class A*	64,300	398,017
G-III Apparel Group Ltd.*	24,300	792,666
Hanesbrands, Inc.*	188,060	1,530,809
Kontoor Brands, Inc.	29,940	2,557,175
Movado Group, Inc.	7,950	156,456
Oxford Industries, Inc.	8,800	693,264
Rocky Brands, Inc.	470	10,716
Steven Madden Ltd.	39,530	1,680,816
Superior Group of Cos., Inc.	1,130	18,679
Vera Bradley, Inc.*	5,710	22,440
Wolverine World Wide, Inc.	45,080	1,000,776

		8,861,814

Total Consumer Discretionary		141,987,138

See Notes to Financial Statements.

1200

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Consumer Staples (2.8%)
Beverages (0.3%)
MGP Ingredients, Inc. (x)	8,470	$333,464
National Beverage Corp.	10,840	462,543
Primo Brands Corp.	84,590	2,602,834
Vita Coco Co., Inc. (The)*	20,150	743,737

		4,142,578

Consumer Staples Distribution & Retail (0.9%)
Andersons, Inc. (The)	16,309	660,841
Chefs’ Warehouse, Inc. (The)*	18,830	928,696
HF Foods Group, Inc.*	14,720	47,251
Ingles Markets, Inc., Class A	7,600	489,744
Natural Grocers by Vitamin Cottage, Inc.	13,950	554,094
PriceSmart, Inc.	13,622	1,255,540
SpartanNash Co.	16,870	309,058
Sprouts Farmers Market, Inc.*	54,490	6,924,044
United Natural Foods, Inc.*	28,688	783,469
Village Super Market, Inc., Class A	6,810	217,171
Weis Markets, Inc.	8,451	572,302

		12,742,210

Food Products (1.0%)
Alico, Inc.	2,920	75,716
B&G Foods, Inc.	41,590	286,555
Beyond Meat, Inc. (x)*	37,910	142,542
BRC, Inc., Class A (x)*	50,450	159,926
Calavo Growers, Inc.	8,040	205,020
Cal-Maine Foods, Inc.	21,964	2,260,535
Dole plc	38,210	517,363
Forafric Global plc*	680	6,970
Fresh Del Monte Produce, Inc.	18,604	617,839
Hain Celestial Group, Inc. (The)*	69,090	424,904
J & J Snack Foods Corp.	8,703	1,350,096
John B Sanfilippo & Son, Inc.	4,740	412,901
Lancaster Colony Corp.	10,837	1,876,318
Lifeway Foods, Inc.*	3,110	77,128
Limoneira Co.	3,350	81,941
Mama’s Creations, Inc.*	8,050	64,078
Mission Produce, Inc.*	19,870	285,532
Seneca Foods Corp., Class A*	7,760	615,058
Simply Good Foods Co. (The)*	47,830	1,864,413
SunOpta, Inc.*	75,190	578,963
TreeHouse Foods, Inc.*	27,000	948,510
Utz Brands, Inc. (x)	38,520	603,223
Vital Farms, Inc.*	17,910	675,028
Westrock Coffee Co. (x)*	8,140	52,259
WK Kellogg Co. (x)	36,840	662,752

		14,845,570

Household Products (0.3%)
Central Garden & Pet Co. (x)*	2,470	95,836
Central Garden & Pet Co., Class A*	31,201	1,031,193
Energizer Holdings, Inc.	40,380	1,408,858
Oil-Dri Corp. of America	1,780	155,999
WD-40 Co.	7,647	1,855,774

		4,547,660

Personal Care Products (0.2%)
Beauty Health Co. (The)*	51,800	82,362
Edgewell Personal Care Co.	30,300	1,018,080
Herbalife Ltd. (x)*	49,900	333,831
Honest Co., Inc. (The)*	45,320	314,068
Interparfums, Inc.	9,010	1,184,905
Medifast, Inc.*	14,600	257,252
Nature’s Sunshine Products, Inc.*	4,460	65,384
Nu Skin Enterprises, Inc., Class A	25,800	177,762
Olaplex Holdings, Inc.*	44,430	76,864
USANA Health Sciences, Inc.*	6,270	225,030
Veru, Inc.*	27,750	18,051
Waldencast plc, Class A (x)*	5,900	23,718

		3,777,307

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	3,030	15,241
Turning Point Brands, Inc.	10,650	640,065
Universal Corp.	14,253	781,634

		1,436,940

Total Consumer Staples		41,492,265

Energy (5.1%)
Energy Equipment & Services (2.1%)
Archrock, Inc.	86,700	2,157,963
Atlas Energy Solutions, Inc. (x)	38,150	846,167
Borr Drilling Ltd.	133,130	519,207
Bristow Group, Inc., Class A*	12,686	435,130
Cactus, Inc., Class A	34,670	2,023,341
ChampionX Corp.	107,900	2,933,801
Core Laboratories, Inc.	25,050	433,616
DMC Global, Inc.*	14,950	109,883
Drilling Tools International Corp. (x)*	380	1,243
Expro Group Holdings NV*	59,349	740,082
Forum Energy Technologies, Inc.*	1,530	23,700
Geospace Technologies Corp. (x)*	910	9,118
Helix Energy Solutions Group, Inc.*	79,900	744,668
Helmerich & Payne, Inc.	54,700	1,751,494
Innovex International, Inc.*	21,800	304,546
Kodiak Gas Services, Inc.	17,860	729,224
Liberty Energy, Inc., Class A	91,360	1,817,150
Mammoth Energy Services, Inc.*	2,390	7,170
Nabors Industries Ltd.*	5,160	294,997
Natural Gas Services Group, Inc.*	660	17,688
Noble Corp. plc	75,905	2,383,417
NPK International, Inc.*	57,902	444,108
Oceaneering International, Inc.*	55,500	1,447,440
Oil States International, Inc.*	41,400	209,484
Patterson-UTI Energy, Inc.	224,205	1,851,933
ProFrac Holding Corp., Class A (x)*	22,900	177,704
ProPetro Holding Corp.*	45,500	424,515
Ranger Energy Services, Inc., Class A	3,550	54,954
RPC, Inc.	37,300	221,562
SEACOR Marine Holdings, Inc.*	5,040	33,062
Seadrill Ltd.*	41,790	1,626,885

See Notes to Financial Statements.

1201

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Select Water Solutions, Inc., Class A	51,240	$678,418
Solaris Energy Infrastructure, Inc., Class A	13,790	396,876
TETRA Technologies, Inc.*	79,550	284,789
Tidewater, Inc.*	27,390	1,498,507
Transocean Ltd.*	409,580	1,535,925
Valaris Ltd.*	35,250	1,559,460

		30,729,227

Oil, Gas & Consumable Fuels (3.0%)
Aemetis, Inc. (x)*	4,550	12,239
Amplify Energy Corp.*	30,900	185,400
Ardmore Shipping Corp.	22,420	272,403
Berry Corp.	38,200	157,766
California Resources Corp.	37,280	1,934,459
Centrus Energy Corp., Class A (x)*	6,460	430,301
Clean Energy Fuels Corp.*	90,259	226,550
CNX Resources Corp.*	79,050	2,898,763
Comstock Resources, Inc.*	47,600	867,272
CONSOL Energy, Inc.	16,700	1,781,556
Crescent Energy Co., Class A	89,162	1,302,657
CVR Energy, Inc. (x)	19,190	359,621
Delek US Holdings, Inc.	33,827	625,800
DHT Holdings, Inc.	75,800	704,182
Diversified Energy Co. plc (m)(x)	26,390	443,352
Dorian LPG Ltd.	21,738	529,755
Empire Petroleum Corp.*	3,743	28,447
Encore Energy Corp.*	87,390	298,000
Energy Fuels, Inc. (x)*	75,100	385,263
Evolution Petroleum Corp.	9,440	49,371
Excelerate Energy, Inc., Class A	11,010	333,053
FLEX LNG Ltd. (x)	14,400	330,336
FutureFuel Corp.	31,490	166,582
Golar LNG Ltd.	55,400	2,344,528
Granite Ridge Resources, Inc.	16,390	105,879
Green Plains, Inc.*	35,780	339,194
Gulfport Energy Corp.*	7,280	1,340,976
Hallador Energy Co.*	14,810	169,574
HighPeak Energy, Inc. (x)	19,650	288,855
International Seaways, Inc.	22,684	815,263
Jura Energy Corp.*	690	10
Kinetik Holdings, Inc., Class A	19,560	1,109,248
Kosmos Energy Ltd.*	262,740	898,571
Magnolia Oil & Gas Corp., Class A	97,980	2,290,772
Murphy Oil Corp.	80,100	2,423,826
NACCO Industries, Inc., Class A	1,540	45,923
NextDecade Corp. (x)*	64,930	500,610
Nordic American Tankers Ltd.	131,701	329,253
Northern Oil & Gas, Inc.	55,710	2,070,184
Par Pacific Holdings, Inc.*	29,560	484,488
PBF Energy, Inc., Class A	57,250	1,519,987
Peabody Energy Corp.	71,880	1,505,167
PrimeEnergy Resources Corp.*	120	26,351
REX American Resources Corp.*	9,900	412,731
Riley Exploration Permian, Inc.	7,320	233,654
Ring Energy, Inc. (x)*	142,680	194,045
Sable Offshore Corp. (x)*	28,340	648,986
SandRidge Energy, Inc.	17,900	209,609
Scorpio Tankers, Inc.	25,930	1,288,462
SFL Corp. Ltd.	61,865	632,260
Sitio Royalties Corp., Class A	43,125	827,138
SM Energy Co.	60,610	2,349,244
Talos Energy, Inc.*	74,430	722,715
Teekay Corp. Ltd.	32,880	227,858
Teekay Tankers Ltd., Class A	12,850	511,302
Uranium Energy Corp.*	206,180	1,379,344
Ur-Energy, Inc.*	34,810	40,032
VAALCO Energy, Inc.	72,790	318,092
Verde Clean Fuels, Inc.*	460	1,870
Vital Energy, Inc.*	16,060	496,575
Vitesse Energy, Inc. (x)	13,700	342,500
W&T Offshore, Inc. (x)	78,444	130,217
World Kinect Corp.	27,840	765,878

		44,664,299

Total Energy		75,393,526

Financials (18.4%)
Banks (10.0%)
1st Source Corp.	8,822	515,028
ACNB Corp.	2,380	94,795
Amalgamated Financial Corp.	13,690	458,204
Amerant Bancorp, Inc., Class A	20,310	455,147
Ameris Bancorp	37,094	2,320,972
Ames National Corp.	1,090	17,909
Arrow Financial Corp.	10,691	306,939
Associated Banc-Corp.	92,210	2,203,819
Atlantic Union Bankshares Corp.	48,604	1,841,120
Axos Financial, Inc.*	29,070	2,030,539
Banc of California, Inc.	73,407	1,134,872
BancFirst Corp.	11,170	1,308,901
Bancorp, Inc. (The)*	24,390	1,283,646
Bank First Corp.	4,990	494,459
Bank of Hawaii Corp.	20,960	1,493,190
Bank of Marin Bancorp	11,690	277,871
Bank of NT Butterfield & Son Ltd. (The)	22,970	839,554
Bank7 Corp.	990	46,193
BankUnited, Inc.	43,400	1,656,578
Bankwell Financial Group, Inc.	1,400	43,610
Banner Corp.	17,800	1,188,506
Bar Harbor Bankshares	8,226	251,551
BayCom Corp.	4,760	127,758
BCB Bancorp, Inc.	6,590	78,026
Berkshire Hills Bancorp, Inc.	25,770	732,641
Blue Foundry Bancorp*	10,310	101,141
Bridgewater Bancshares, Inc.*	13,560	183,196
Brookline Bancorp, Inc.	42,080	496,544
Burke & Herbert Financial Services Corp.	5,601	349,278
Business First Bancshares, Inc.	9,060	232,842
Byline Bancorp, Inc.	23,690	687,010
Cadence Bank	102,310	3,524,579
California Bancorp*	1,170	19,352
Camden National Corp.	6,960	297,470
Capital Bancorp, Inc.	2,990	85,215
Capital City Bank Group, Inc.	6,860	251,419
Capitol Federal Financial, Inc.	78,900	466,299
Carter Bankshares, Inc.*	12,530	220,403
Cathay General Bancorp	39,097	1,861,408
Central Pacific Financial Corp.	15,110	438,945
Chemung Financial Corp.	630	30,750

See Notes to Financial Statements.

1202

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
ChoiceOne Financial Services, Inc.	810	$28,868
Citizens & Northern Corp.	8,332	154,975
Citizens Financial Services, Inc.	1,159	73,376
City Holding Co.	8,550	1,013,004
Civista Bancshares, Inc.	4,160	87,526
CNB Financial Corp.	11,060	274,952
Coastal Financial Corp.*	5,060	429,645
Colony Bankcorp, Inc.	4,500	72,630
Columbia Financial, Inc.*	18,780	296,912
Community Financial System, Inc.	28,302	1,745,667
Community Trust Bancorp, Inc.	6,595	349,733
Community West Bancshares	2,340	45,326
ConnectOne Bancorp, Inc.	15,300	350,523
CrossFirst Bankshares, Inc.*	19,510	295,576
Customers Bancorp, Inc.*	16,630	809,548
CVB Financial Corp.	76,087	1,629,023
Dime Community Bancshares, Inc.	17,832	548,067
Eagle Bancorp, Inc.	15,450	402,163
Eastern Bankshares, Inc.	111,149	1,917,320
Enterprise Bancorp, Inc.	7,100	280,734
Enterprise Financial Services Corp.	19,447	1,096,811
Equity Bancshares, Inc., Class A	8,680	368,206
Esquire Financial Holdings, Inc.	3,590	285,405
ESSA Bancorp, Inc.	990	19,305
Farmers & Merchants Bancorp, Inc.	6,030	177,584
Farmers National Banc Corp.	17,900	254,538
FB Financial Corp.	19,016	979,514
Fidelity D&D Bancorp, Inc.	470	22,936
Financial Institutions, Inc.	10,860	296,369
First Bancorp (Nasdaq Stock Exchange)	19,950	877,202
First Bancorp (New York Stock Exchange)	98,900	1,838,551
First Bancorp, Inc. (The)	6,529	178,568
First Bancshares, Inc. (The)	14,940	522,900
First Bank	3,630	51,074
First Busey Corp.	29,559	696,706
First Business Financial Services, Inc.	1,710	79,156
First Commonwealth Financial Corp.	51,413	869,908
First Community Bankshares, Inc.	7,920	329,789
First Financial Bancorp	54,043	1,452,676
First Financial Bankshares, Inc.	73,748	2,658,615
First Financial Corp.	6,050	279,450
First Financial Northwest, Inc.	680	14,756
First Foundation, Inc.	42,820	265,912
First Internet Bancorp (x)	1,080	38,869
First Interstate BancSystem, Inc., Class A	44,206	1,435,369
First Merchants Corp.	32,747	1,306,278
First Mid Bancshares, Inc.	18,070	665,337
First of Long Island Corp. (The)	17,525	204,692
First Western Financial, Inc.*	1,810	35,386
Five Star Bancorp	6,150	185,053
Flagstar Financial, Inc. (x)	142,423	1,328,807
Flushing Financial Corp.	18,132	258,925
FS Bancorp, Inc.	830	34,080
Fulton Financial Corp.	100,340	1,934,555
FVCBankcorp, Inc.*	3,915	49,212
German American Bancorp, Inc.	16,000	643,520
Glacier Bancorp, Inc.	63,978	3,212,975
Great Southern Bancorp, Inc.	4,510	269,247
Greene County Bancorp, Inc.	4,930	136,660
Guaranty Bancshares, Inc.	4,920	170,232
Hancock Whitney Corp.	49,287	2,696,985
Hanmi Financial Corp.	14,880	351,466
HarborOne Bancorp, Inc.	23,234	274,858
HBT Financial, Inc.	7,800	170,820
Heartland Financial USA, Inc.	23,810	1,459,672
Heritage Commerce Corp.	30,500	286,090
Heritage Financial Corp.	26,162	640,969
Hilltop Holdings, Inc.	25,900	741,517
Hingham Institution For Savings (The) (x)	1,110	282,095
Home Bancorp, Inc.	5,130	237,057
Home BancShares, Inc.	102,081	2,888,892
HomeStreet, Inc.*	22,670	258,891
HomeTrust Bancshares, Inc.	8,790	296,047
Hope Bancorp, Inc.	74,114	910,861
Horizon Bancorp, Inc.	22,540	363,119
Independent Bank Corp.	12,440	433,285
Independent Bank Corp./MA	25,437	1,632,801
Independent Bank Group, Inc.	18,155	1,101,464
International Bancshares Corp.	31,590	1,995,224
Investar Holding Corp.	1,200	26,352
John Marshall Bancorp, Inc. (x)	3,900	78,312
Kearny Financial Corp.	44,121	312,377
Lakeland Financial Corp.	13,900	955,764
LCNB Corp.	1,480	22,392
LINKBANCORP, Inc. (x)	1,420	10,622
Live Oak Bancshares, Inc.	17,600	696,080
Mercantile Bank Corp.	7,330	326,112
Metrocity Bankshares, Inc.	8,110	259,114
Metropolitan Bank Holding Corp.*	5,930	346,312
Mid Penn Bancorp, Inc.	6,140	177,078
Middlefield Banc Corp. (x)	770	21,599
Midland States Bancorp, Inc.	10,810	263,764
MidWestOne Financial Group, Inc.	9,230	268,778
MVB Financial Corp.	4,930	102,051
National Bank Holdings Corp., Class A	23,100	994,686
National Bankshares, Inc.	900	25,839
NB Bancorp, Inc.*	21,860	394,792
NBT Bancorp, Inc.	24,682	1,178,812
Nicolet Bankshares, Inc.	6,200	650,442
Northeast Bank	3,630	332,980
Northeast Community Bancorp, Inc.	2,990	73,135
Northfield Bancorp, Inc.	20,943	243,358
Northrim Bancorp, Inc.	1,070	83,396
Northwest Bancshares, Inc.	65,110	858,801
Norwood Financial Corp.	870	23,668
Oak Valley Bancorp	950	27,787
OceanFirst Financial Corp.	33,679	609,590
OFG Bancorp	24,000	1,015,680
Old National Bancorp	170,302	3,696,405
Old Second Bancorp, Inc.	18,550	329,819

See Notes to Financial Statements.

1203

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Orange County Bancorp, Inc.	660	$36,676
Origin Bancorp, Inc.	15,590	518,991
Orrstown Financial Services, Inc.	10,360	379,280
Pacific Premier Bancorp, Inc.	49,943	1,244,580
Park National Corp.	7,748	1,328,240
Parke Bancorp, Inc.	2,160	44,302
Pathward Financial, Inc.	13,950	1,026,441
PCB Bancorp	4,170	84,401
Peapack-Gladstone Financial Corp.	9,150	293,258
Peoples Bancorp of North Carolina, Inc.	590	18,438
Peoples Bancorp, Inc.	17,308	548,491
Peoples Financial Services Corp.	4,420	226,216
Pioneer Bancorp, Inc.*	1,170	13,478
Plumas Bancorp	620	29,301
Ponce Financial Group, Inc.*	3,080	40,040
Preferred Bank	6,900	596,022
Premier Financial Corp.	19,333	494,345
Primis Financial Corp.	13,460	156,944
Princeton Bancorp, Inc.	680	23,412
Provident Bancorp, Inc.*	1,180	13,452
Provident Financial Services, Inc.	66,133	1,247,930
QCR Holdings, Inc.	8,850	713,664
RBB Bancorp	9,150	187,484
Red River Bancshares, Inc.	2,050	110,659
Renasant Corp.	32,481	1,161,196
Republic Bancorp, Inc., Class A	4,860	339,568
S&T Bancorp, Inc.	21,157	808,621
Sandy Spring Bancorp, Inc.	26,748	901,675
Seacoast Banking Corp. of Florida	45,019	1,239,373
ServisFirst Bancshares, Inc.	29,930	2,536,268
Shore Bancshares, Inc.	9,295	147,326
Sierra Bancorp	9,296	268,840
Simmons First National Corp., Class A	66,099	1,466,076
SmartFinancial, Inc.	6,350	196,723
South Plains Financial, Inc.	6,290	218,578
Southern First Bancshares, Inc.*	4,740	188,415
Southern Missouri Bancorp, Inc.	5,880	337,336
Southern States Bancshares, Inc.	1,130	37,640
Southside Bancshares, Inc.	16,189	514,163
SouthState Corp.	42,716	4,249,388
Stellar Bancorp, Inc.	24,904	706,028
Sterling Bancorp, Inc.*	4,450	21,182
Stock Yards Bancorp, Inc.	14,850	1,063,408
Texas Capital Bancshares, Inc.*	24,700	1,931,540
Third Coast Bancshares, Inc.*	3,520	119,504
Timberland Bancorp, Inc.	820	25,018
Tompkins Financial Corp.	8,400	569,772
Towne Bank	43,921	1,495,949
TriCo Bancshares	15,372	671,756
Triumph Financial, Inc.*	12,300	1,117,824
TrustCo Bank Corp.	7,630	254,155
Trustmark Corp.	30,620	1,083,029
UMB Financial Corp.	25,618	2,891,247
United Bankshares, Inc.	74,254	2,788,238
United Community Banks, Inc.	63,510	2,052,008
Unity Bancorp, Inc.	2,520	109,897
Univest Financial Corp.	12,265	361,940
USCB Financial Holdings, Inc.	3,180	56,445
Valley National Bancorp	242,366	2,195,836
Veritex Holdings, Inc.	29,970	813,985
Virginia National Bankshares Corp.	1,040	39,728
WaFd, Inc.	37,927	1,222,766
Washington Trust Bancorp, Inc.	9,420	295,317
WesBanco, Inc.	31,167	1,014,174
West Bancorp, Inc.	10,440	226,026
Westamerica Bancorp	14,274	748,814
WSFS Financial Corp.	35,045	1,861,941

		147,931,143

Capital Markets (1.8%)
AlTi Global, Inc. (x)*	10,360	45,688
Artisan Partners Asset Management, Inc., Class A	38,790	1,669,909
B Riley Financial, Inc. (x)	22,364	102,651
BGC Group, Inc., Class A	196,690	1,782,011
Brightsphere Investment Group, Inc.	16,700	439,878
Cohen & Steers, Inc.	14,629	1,350,842
Diamond Hill Investment Group, Inc.	1,313	203,646
DigitalBridge Group, Inc.	84,100	948,648
Donnelley Financial Solutions, Inc.*	15,900	997,407
Forge Global Holdings, Inc.*	44,380	41,313
GCM Grosvenor, Inc., Class A	22,180	272,149
Hamilton Lane, Inc., Class A	21,570	3,193,438
MarketWise, Inc.	14,950	8,484
Moelis & Co., Class A	37,800	2,792,664
Open Lending Corp.*	54,100	322,977
P10, Inc., Class A	15,760	198,734
Patria Investments Ltd., Class A	29,050	337,851
Perella Weinberg Partners, Class A	27,020	644,157
Piper Sandler Cos.	9,280	2,783,536
PJT Partners, Inc., Class A	12,900	2,035,749
Silvercrest Asset Management Group, Inc., Class A	2,840	52,228
StepStone Group, Inc., Class A	34,590	2,002,069
StoneX Group, Inc.*	15,380	1,506,779
Value Line, Inc.	1,050	55,440
Victory Capital Holdings, Inc., Class A	23,100	1,512,126
Virtus Investment Partners, Inc.	4,078	899,525
WisdomTree, Inc. (x)	72,380	759,990

		26,959,889

Consumer Finance (1.0%)
Atlanticus Holdings Corp.*	5,560	310,137
Bread Financial Holdings, Inc.	26,730	1,632,134
Consumer Portfolio Services, Inc.*	4,010	43,549
Dave, Inc.*	6,400	556,288
Encore Capital Group, Inc.*	15,700	749,989
Enova International, Inc.*	13,193	1,264,945
FirstCash Holdings, Inc.	21,975	2,276,610
Green Dot Corp., Class A*	32,600	346,864
LendingClub Corp.*	60,630	981,600
LendingTree, Inc.*	5,550	215,062
Medallion Financial Corp.	1,680	15,775

See Notes to Financial Statements.

1204

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Moneylion, Inc.*	4,770	$410,268
Navient Corp.	41,980	557,914
Nelnet, Inc., Class A	7,749	827,671
NerdWallet, Inc., Class A*	20,410	271,453
OppFi, Inc. (x)	11,070	84,796
PRA Group, Inc.*	29,048	606,813
PROG Holdings, Inc.	24,740	1,045,512
Regional Management Corp.	6,580	223,588
Upstart Holdings, Inc.*	42,820	2,636,427
World Acceptance Corp.*	2,481	278,964

		15,336,359

Financial Services (2.7%)
Acacia Research Corp.*	17,090	74,171
Alerus Financial Corp.	7,940	152,766
AvidXchange Holdings, Inc.*	97,600	1,009,184
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	547,102
Burford Capital Ltd.	112,530	1,434,757
Cannae Holdings, Inc.	35,390	702,845
Cantaloupe, Inc.*	29,220	277,882
Cass Information Systems, Inc.	7,978	326,380
Compass Diversified Holdings	37,420	863,654
Enact Holdings, Inc.	16,060	520,023
Essent Group Ltd.	58,610	3,190,728
Evertec, Inc.	38,100	1,315,593
Federal Agricultural Mortgage Corp., Class C	4,850	955,208
Flywire Corp.*	67,814	1,398,325
HA Sustainable Infrastructure Capital, Inc. (x)	68,110	1,827,391
I3 Verticals, Inc., Class A*	10,990	253,210
International Money Express, Inc.*	26,040	542,413
Jackson Financial, Inc., Class A	42,710	3,719,187
Marqeta, Inc., Class A*	261,860	992,449
Merchants Bancorp	8,510	310,360
Mr Cooper Group, Inc.*	36,588	3,512,814
NCR Atleos Corp.*	40,520	1,374,438
NewtekOne, Inc.	16,060	205,086
NMI Holdings, Inc., Class A*	46,600	1,713,016
Onity Group, Inc.*	1,100	33,781
Pagseguro Digital Ltd., Class A*	106,100	664,186
Payoneer Global, Inc.*	159,060	1,596,962
Paysafe Ltd.*	20,549	351,388
Paysign, Inc.*	10,400	31,408
PennyMac Financial Services, Inc.	13,690	1,398,297
Priority Technology Holdings, Inc.*	3,150	37,013
Radian Group, Inc.	84,100	2,667,652
Remitly Global, Inc.*	81,452	1,838,372
Repay Holdings Corp., Class A*	43,900	334,957
Sezzle, Inc. (x)*	1,610	411,838
StoneCo Ltd., Class A*	155,530	1,239,574
SWK Holdings Corp.*	820	13,005
Velocity Financial, Inc.*	2,670	52,225
Walker & Dunlop, Inc.	18,045	1,754,154
Waterstone Financial, Inc.	15,020	201,869

		39,845,663

Insurance (2.0%)
Ambac Financial Group, Inc.*	19,600	247,940
American Coastal Insurance Corp. (x)*	14,880	200,285
AMERISAFE, Inc.	11,000	566,940
Baldwin Insurance Group, Inc. (The), Class A*	36,980	1,433,345
CNO Financial Group, Inc.	60,901	2,266,126
Crawford & Co., Class A	8,420	97,335
Donegal Group, Inc., Class A	14,144	218,808
Employers Holdings, Inc.	13,611	697,292
Enstar Group Ltd.*	7,118	2,292,352
F&G Annuities & Life, Inc.	14,820	614,141
Fidelis Insurance Holdings Ltd.	32,400	587,412
Genworth Financial, Inc., Class A*	240,810	1,683,262
GoHealth, Inc., Class A*	1,070	14,327
Goosehead Insurance, Inc., Class A*	11,610	1,244,824
Greenlight Capital Re Ltd., Class A*	18,493	258,902
Hamilton Insurance Group Ltd., Class B*	22,030	419,231
HCI Group, Inc.	5,000	582,650
Heritage Insurance Holdings, Inc.*	5,720	69,212
Hippo Holdings, Inc.*	15,301	409,608
Horace Mann Educators Corp.	23,137	907,664
Investors Title Co.	1,050	248,598
James River Group Holdings Ltd.	25,290	123,162
Kingsway Financial Services, Inc.*	5,090	42,603
Lemonade, Inc.*	28,650	1,050,882
Maiden Holdings Ltd.*	6,200	10,478
MBIA, Inc.*	41,820	270,157
Mercury General Corp.	13,500	897,480
NI Holdings, Inc.*	1,950	30,615
Oscar Health, Inc., Class A*	109,190	1,467,514
Palomar Holdings, Inc.*	14,110	1,489,875
ProAssurance Corp.*	29,900	475,709
Root, Inc., Class A*	6,370	462,398
Safety Insurance Group, Inc.	8,375	690,100
Selective Insurance Group, Inc.	32,662	3,054,550
Selectquote, Inc.*	112,197	417,373
SiriusPoint Ltd.*	55,380	907,678
Skyward Specialty Insurance Group, Inc.*	20,860	1,054,264
Stewart Information Services Corp.	15,197	1,025,646
Tiptree, Inc., Class A	13,910	290,163
Trupanion, Inc. (x)*	19,900	959,180
United Fire Group, Inc.	10,044	285,752
Universal Insurance Holdings, Inc.	14,290	300,947

		30,366,780

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
Advanced Flower Capital, Inc. (REIT)	17,350	144,526
AG Mortgage Investment Trust, Inc. (REIT)	4,230	28,129
Angel Oak Mortgage REIT, Inc. (REIT)	7,970	73,962

See Notes to Financial Statements.

1205

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	$749,151
Arbor Realty Trust, Inc. (REIT)(x)	113,160	1,567,266
Ares Commercial Real Estate Corp. (REIT) (x)	28,460	167,629
ARMOUR Residential REIT, Inc. (REIT) (x)	26,300	496,018
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	97,510	1,697,649
BrightSpire Capital, Inc. (REIT), Class A	102,580	578,551
Chicago Atlantic Real Estate Finance, Inc. (REIT)	9,550	147,261
Chimera Investment Corp. (REIT)	39,423	551,922
Claros Mortgage Trust, Inc. (REIT)	46,400	209,728
Dynex Capital, Inc. (REIT) (x)	41,400	523,710
Ellington Financial, Inc. (REIT) (x)	40,210	487,345
Franklin BSP Realty Trust, Inc. (REIT)	42,443	532,235
Granite Point Mortgage Trust, Inc. (REIT)	63,970	178,476
Invesco Mortgage Capital, Inc. (REIT) (x)	31,679	255,016
KKR Real Estate Finance Trust, Inc. (REIT)	26,100	263,610
Ladder Capital Corp. (REIT)	65,148	729,006
MFA Financial, Inc. (REIT)	65,875	671,266
New York Mortgage Trust, Inc. (REIT) (x)	44,550	269,973
Nexpoint Real Estate Finance, Inc. (REIT)	6,610	103,711
Orchid Island Capital, Inc. (REIT) (x)	25,909	201,572
PennyMac Mortgage Investment Trust (REIT)	50,745	638,880
Ready Capital Corp. (REIT) (x)	85,589	583,717
Redwood Trust, Inc. (REIT)	97,471	636,486
Seven Hills Realty Trust (REIT)	1,460	19,097
Sunrise Realty Trust, Inc. (REIT) (x)	6,816	95,969
TPG RE Finance Trust, Inc. (REIT)	31,430	267,155
Two Harbors Investment Corp. (REIT)	67,000	792,610

		13,661,626

Total Financials		274,101,460

Health Care (16.2%)
Biotechnology (8.1%)
2seventy bio, Inc. (x)*	33,223	97,676
4D Molecular Therapeutics, Inc.*	27,980	155,849
89bio, Inc.*	33,010	258,138
Absci Corp. (x)*	26,820	70,268
ACADIA Pharmaceuticals, Inc.*	62,200	1,141,370
ACELYRIN, Inc.*	32,100	100,794
Achieve Life Sciences, Inc.*	2,130	7,498
Acrivon Therapeutics, Inc.*	3,290	19,806
Actinium Pharmaceuticals, Inc.*	3,870	4,876
Acumen Pharmaceuticals, Inc.*	4,050	6,966
ADC Therapeutics SA*	7,340	14,607
ADMA Biologics, Inc.*	121,710	2,087,326
Adverum Biotechnologies, Inc.*	1,800	8,406
Aerovate Therapeutics, Inc.*	37,750	100,037
Agenus, Inc. (x)*	14,683	40,231
Agios Pharmaceuticals, Inc.*	32,000	1,051,520
Akebia Therapeutics, Inc.*	25,880	49,172
Akero Therapeutics, Inc.*	44,770	1,245,501
Aldeyra Therapeutics, Inc.*	25,650	127,993
Alector, Inc.*	44,150	83,443
Alkermes plc*	94,840	2,727,598
Allogene Therapeutics, Inc.*	81,991	174,641
Altimmune, Inc. (x)*	43,300	312,193
ALX Oncology Holdings, Inc. (x)*	37,850	63,209
Amicus Therapeutics, Inc.*	164,780	1,552,228
AnaptysBio, Inc.*	14,000	185,360
Anavex Life Sciences Corp. (x)*	45,920	493,181
Anika Therapeutics, Inc.*	11,100	182,706
Annexon, Inc.*	66,590	341,607
Apogee Therapeutics, Inc.*	22,120	1,002,036
Applied Therapeutics, Inc.*	54,330	46,517
Arbutus Biopharma Corp.*	79,900	261,273
Arcellx, Inc.*	24,210	1,856,665
Arcturus Therapeutics Holdings, Inc.*	12,200	207,034
Arcus Biosciences, Inc.*	25,900	385,651
Arcutis Biotherapeutics, Inc.*	59,660	831,064
Ardelyx, Inc.*	158,280	802,480
ArriVent Biopharma, Inc. (x)*	15,680	417,715
Arrowhead Pharmaceuticals, Inc.*	73,090	1,374,092
ARS Pharmaceuticals, Inc. (x)*	46,270	488,149
Astria Therapeutics, Inc.*	26,650	238,251
Atossa Therapeutics, Inc. (x)*	8,690	8,204
Aura Biosciences, Inc.*	14,130	116,149
Aurinia Pharmaceuticals, Inc.*	67,600	607,048
Avid Bioservices, Inc.*	33,750	416,812
Avidity Biosciences, Inc.*	60,570	1,761,376
Avita Medical, Inc. (x)*	8,220	105,216
Beam Therapeutics, Inc.*	43,630	1,082,024
BioCryst Pharmaceuticals, Inc.*	139,430	1,048,514
Biohaven Ltd.*	47,120	1,759,932
Biomea Fusion, Inc. (x)*	39,700	154,036
Black Diamond Therapeutics, Inc.*	10,080	21,571
Bluebird Bio, Inc. (x)*	8,640	72,058
Blueprint Medicines Corp.*	35,310	3,079,738
Boundless Bio, Inc.*	1,160	3,364
Bridgebio Pharma, Inc.*	78,941	2,166,141
C4 Therapeutics, Inc. (x)*	30,290	109,044
Cabaletta Bio, Inc.*	31,460	71,414
Candel Therapeutics, Inc.*	5,330	46,264
Capricor Therapeutics, Inc. (x)*	3,690	50,922
Cardiff Oncology, Inc. (x)*	5,190	22,525
CareDx, Inc.*	25,150	538,461
Cargo Therapeutics, Inc.*	13,780	198,708
Caribou Biosciences, Inc.*	93,520	148,697
Cartesian Therapeutics, Inc. (x)*	2,038	36,501
Catalyst Pharmaceuticals, Inc.*	59,820	1,248,443
Celcuity, Inc.*	12,940	169,385
Celldex Therapeutics, Inc.*	36,270	916,543
Century Therapeutics, Inc. (x)*	11,090	11,201
CervoMed, Inc.*	670	1,568
CG oncology, Inc.*	26,390	756,865
Cibus, Inc., Class A (x)*	1,860	5,171
Climb Bio, Inc. (x)*	7,320	13,176
Cogent Biosciences, Inc.*	39,700	309,660

See Notes to Financial Statements.

1206

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Coherus Biosciences, Inc.*	107,080	$147,770
Compass Therapeutics, Inc.*	10,080	14,616
Corbus Pharmaceuticals Holdings, Inc. (x)*	5,740	67,732
Crinetics Pharmaceuticals, Inc.*	48,110	2,459,864
Cullinan Therapeutics, Inc.*	20,670	251,761
Cytokinetics, Inc.*	62,730	2,950,819
Day One Biopharmaceuticals, Inc.*	33,500	424,445
Denali Therapeutics, Inc.*	69,810	1,422,728
Design Therapeutics, Inc.*	27,530	169,860
Dianthus Therapeutics, Inc. (x)*	13,420	292,556
Disc Medicine, Inc.*	12,510	793,134
Dynavax Technologies Corp.*	69,210	883,812
Dyne Therapeutics, Inc.*	45,320	1,067,739
Editas Medicine, Inc.*	58,650	74,486
Elevation Oncology, Inc. (x)*	4,590	2,582
Enanta Pharmaceuticals, Inc.*	20,030	115,172
Entrada Therapeutics, Inc.*	7,780	134,516
Erasca, Inc.*	84,090	211,066
Fate Therapeutics, Inc.*	68,410	112,877
Fennec Pharmaceuticals, Inc. (x)*	2,420	15,294
Fibrobiologics, Inc.*	3,500	7,000
Foghorn Therapeutics, Inc.*	10,710	50,551
Galectin Therapeutics, Inc. (x)*	1,350	1,742
Generation Bio Co.*	45,767	48,513
Geron Corp.*	323,381	1,144,769
Greenwich Lifesciences, Inc. (x)*	380	4,267
Gyre Therapeutics, Inc. (x)*	1,640	19,844
Halozyme Therapeutics, Inc.*	71,935	3,439,212
Heron Therapeutics, Inc. (x)*	106,560	163,037
HilleVax, Inc. (x)*	12,930	26,765
Humacyte, Inc. (x)*	36,110	182,356
Ideaya Biosciences, Inc.*	46,320	1,190,424
IGM Biosciences, Inc. (x)*	20,990	128,249
ImmunityBio, Inc. (x)*	70,880	181,453
Immunome, Inc. (x)*	28,870	306,599
Immunovant, Inc.*	29,060	719,816
Inhibrx Biosciences, Inc.*	8,580	132,132
Inmune Bio, Inc. (x)*	1,280	5,978
Inovio Pharmaceuticals, Inc.*	2,630	4,813
Inozyme Pharma, Inc. (x)*	19,240	53,295
Insmed, Inc.*	95,001	6,558,869
Intellia Therapeutics, Inc.*	54,100	630,806
Invivyd, Inc. (x)*	3,550	1,573
Iovance Biotherapeutics, Inc.*	133,910	990,934
Ironwood Pharmaceuticals, Inc., Class A*	68,900	305,227
iTeos Therapeutics, Inc.*	18,730	143,846
Janux Therapeutics, Inc.*	14,050	752,237
Jasper Therapeutics, Inc.*	2,910	62,216
KalVista Pharmaceuticals, Inc.*	23,890	202,348
Keros Therapeutics, Inc.*	16,550	261,987
Kiniksa Pharmaceuticals International plc, Class A*	23,300	460,874
Kodiak Sciences, Inc.*	37,670	374,817
Korro Bio, Inc. (x)*	1,500	57,105
Krystal Biotech, Inc.*	13,930	2,182,274
Kura Oncology, Inc.*	37,730	328,628
Kymera Therapeutics, Inc.*	25,140	1,011,382
Kyverna Therapeutics, Inc. (x)*	13,730	51,350
Larimar Therapeutics, Inc. (x)*	13,090	50,658
LENZ Therapeutics, Inc. (x)	5,198	150,066
Lexeo Therapeutics, Inc. (x)*	9,470	62,313
Lexicon Pharmaceuticals, Inc. (x)*	156,281	115,414
Lineage Cell Therapeutics, Inc.*	19,440	9,769
Lyell Immunopharma, Inc. (x)*	123,389	78,969
MacroGenics, Inc.*	50,390	163,767
Madrigal Pharmaceuticals, Inc. (x)*	9,850	3,039,415
MannKind Corp.*	148,910	957,491
MeiraGTx Holdings plc*	27,250	165,953
Mersana Therapeutics, Inc.*	97,680	139,682
Metagenomi, Inc.*	760	2,744
MiMedx Group, Inc.*	64,300	618,566
Mineralys Therapeutics, Inc.*	14,110	173,694
Mirum Pharmaceuticals, Inc.*	22,030	910,941
Monte Rosa Therapeutics, Inc. (x)*	23,340	161,980
Myriad Genetics, Inc.*	46,890	642,862
Neurogene, Inc.*	1,890	43,205
Nkarta, Inc.*	43,910	109,336
Novavax, Inc. (x)*	79,330	637,813
Nurix Therapeutics, Inc.*	33,980	640,183
Nuvalent, Inc., Class A*	17,940	1,404,343
Ocugen, Inc. (x)*	49,910	40,178
Olema Pharmaceuticals, Inc.*	26,880	156,710
Organogenesis Holdings, Inc., Class A*	87,450	279,840
ORIC Pharmaceuticals, Inc.*	34,790	280,755
Outlook Therapeutics, Inc. (x)*	6,135	11,595
Ovid therapeutics, Inc.*	24,480	22,857
PDL BioPharma, Inc. (r)*	111,727	—
PepGen, Inc. (x)*	12,120	45,935
Perspective Therapeutics, Inc.*	26,610	84,886
Poseida Therapeutics, Inc., Class A*	37,660	361,536
Praxis Precision Medicines, Inc.*	9,680	744,973
Precigen, Inc. (x)*	139,660	156,419
Prelude Therapeutics, Inc. (x)*	1,380	1,760
Prime Medicine, Inc. (x)*	42,510	124,129
ProKidney Corp., Class A (x)*	29,620	50,058
Protagonist Therapeutics, Inc.*	37,170	1,434,762
Prothena Corp. plc (x)*	20,790	287,941
PTC Therapeutics, Inc.*	46,970	2,120,226
Puma Biotechnology, Inc.*	3,240	9,882
Pyxis Oncology, Inc. (x)*	4,490	7,004
Q32 Bio, Inc. (x)*	3,120	10,733
RAPT Therapeutics, Inc.*	24,250	38,315
Recursion Pharmaceuticals, Inc., Class A (x)*	136,501	922,747
REGENXBIO, Inc.*	22,900	177,017
Regulus Therapeutics, Inc. (x)*	13,440	21,235
Relay Therapeutics, Inc.*	66,980	275,958
Renovaro, Inc. (x)*	12,630	10,552
Replimune Group, Inc.*	24,930	301,902
REVOLUTION Medicines, Inc.*	91,826	4,016,469
Rhythm Pharmaceuticals, Inc.*	34,250	1,917,315
Rigel Pharmaceuticals, Inc.*	23,844	401,056
Rocket Pharmaceuticals, Inc.*	36,950	464,462
Sage Therapeutics, Inc.*	26,300	142,809
Sana Biotechnology, Inc. (x)*	62,800	102,364
Savara, Inc.*	42,290	129,830
Scholar Rock Holding Corp.*	42,530	1,838,147
Sera Prognostics, Inc., Class A*	1,670	13,594

See Notes to Financial Statements.

1207

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Shattuck Labs, Inc.*	3,620	$4,380
Skye Bioscience, Inc.*	3,020	8,547
Soleno Therapeutics, Inc.*	12,350	555,133
Solid Biosciences, Inc.*	5,200	20,800
SpringWorks Therapeutics, Inc.*	36,610	1,322,719
Spyre Therapeutics, Inc.*	19,440	452,563
Stoke Therapeutics, Inc.*	22,610	249,388
Summit Therapeutics, Inc. (x)*	48,710	869,230
Sutro Biopharma, Inc.*	61,610	113,362
Syndax Pharmaceuticals, Inc.*	44,110	583,134
Tango Therapeutics, Inc.*	30,560	94,430
Taysha Gene Therapies, Inc. (x)*	48,240	83,455
Tenaya Therapeutics, Inc.*	30,690	43,887
Tevogen Bio Holdings, Inc.*	3,330	3,430
TG Therapeutics, Inc.*	76,590	2,305,359
Tourmaline Bio, Inc. (x)*	3,090	62,665
Travere Therapeutics, Inc.*	38,900	677,638
TScan Therapeutics, Inc.*	2,430	7,387
Twist Bioscience Corp.*	30,922	1,436,945
Tyra Biosciences, Inc. (x)*	10,230	142,197
UroGen Pharma Ltd. (x)*	18,000	191,700
Vanda Pharmaceuticals, Inc.*	60,370	289,172
Vaxcyte, Inc.*	66,892	5,475,779
Vera Therapeutics, Inc., Class A*	21,440	906,698
Veracyte, Inc.*	47,090	1,864,764
Verastem, Inc.*	6,940	35,880
Vericel Corp.*	25,460	1,398,009
Verve Therapeutics, Inc. (x)*	35,220	198,641
Vir Biotechnology, Inc.*	44,720	328,245
Viridian Therapeutics, Inc.*	35,140	673,634
Voyager Therapeutics, Inc.*	12,960	73,483
Werewolf Therapeutics, Inc.*	3,190	4,721
X4 Pharmaceuticals, Inc. (x)*	45,660	33,496
XBiotech, Inc. (x)*	1,290	5,096
Xencor, Inc.*	32,400	744,552
XOMA Royalty Corp.*	890	23,389
Y-mAbs Therapeutics, Inc.*	30,370	237,797
Zentalis Pharmaceuticals, Inc.*	50,864	154,118
Zura Bio Ltd., Class A (x)*	11,200	28,000
Zymeworks, Inc.*	24,460	358,094

		120,819,007

Health Care Equipment & Supplies (3.1%)
Accuray, Inc.*	15,010	29,720
Alphatec Holdings, Inc.*	51,000	468,180
AngioDynamics, Inc.*	35,660	326,646
Artivion, Inc.*	29,338	838,773
AtriCure, Inc.*	27,900	852,624
Avanos Medical, Inc.*	26,400	420,288
Axogen, Inc.*	30,540	503,299
Bioventus, Inc., Class A*	9,030	94,815
Cerus Corp.*	106,050	163,317
CONMED Corp.	15,887	1,087,306
CVRx, Inc.*	7,480	94,772
Embecta Corp.	28,900	596,785
Fractyl Health, Inc.*	1,870	3,852
Glaukos Corp.*	27,482	4,120,651
Haemonetics Corp.*	28,180	2,200,294
ICU Medical, Inc.*	12,040	1,868,247
Inari Medical, Inc.*	27,679	1,413,013
Inmode Ltd.*	41,380	691,046
Inogen, Inc.*	23,140	212,194
Integer Holdings Corp.*	19,988	2,648,810
Integra LifeSciences Holdings Corp.*	38,490	872,953
iRadimed Corp.	5,600	308,000
iRhythm Technologies, Inc.*	17,560	1,583,385
Lantheus Holdings, Inc.*	37,500	3,354,750
LeMaitre Vascular, Inc.	11,390	1,049,475
LivaNova plc*	30,630	1,418,475
Merit Medical Systems, Inc.*	32,137	3,108,291
Neogen Corp.*	122,523	1,487,429
NeuroPace, Inc.*	870	9,735
Nevro Corp.*	24,890	92,591
Novocure Ltd.*	59,800	1,782,040
Omnicell, Inc.*	23,355	1,039,765
OraSure Technologies, Inc.*	69,086	249,400
Orchestra BioMed Holdings, Inc.*	5,190	20,760
Orthofix Medical, Inc.*	18,534	323,604
OrthoPediatrics Corp.*	7,650	177,327
Paragon 28, Inc.*	33,030	341,200
PROCEPT BioRobotics Corp.*	24,440	1,967,909
Pulmonx Corp.*	22,990	156,102
Pulse Biosciences, Inc. (x)*	8,910	155,123
RxSight, Inc.*	19,100	656,658
Sanara Medtech, Inc. (x)*	510	16,932
SI-BONE, Inc.*	36,700	514,534
Sight Sciences, Inc.*	19,190	69,852
STAAR Surgical Co.*	30,780	747,646
Stereotaxis, Inc.*	2,890	6,589
Surmodics, Inc.*	8,721	345,352
Tactile Systems Technology, Inc.*	24,000	411,120
Tandem Diabetes Care, Inc.*	36,370	1,310,047
TransMedics Group, Inc.*	18,030	1,124,170
Treace Medical Concepts, Inc.*	35,850	266,724
UFP Technologies, Inc.*	3,990	975,595
Utah Medical Products, Inc.	2,750	169,042
Varex Imaging Corp.*	21,700	316,603
Zimvie, Inc.*	16,930	236,174
Zynex, Inc. (x)*	25,600	205,056

		45,505,040

Health Care Providers & Services (2.8%)
Accolade, Inc.*	39,296	134,392
AdaptHealth Corp., Class A*	57,167	544,230
Addus HomeCare Corp.*	9,700	1,215,895
agilon health, Inc.*	173,240	329,156
AirSculpt Technologies, Inc. (x)*	18,110	93,991
Alignment Healthcare, Inc.*	76,150	856,687
AMN Healthcare Services, Inc.*	22,500	538,200
Ardent Health Partners, Inc.*	3,960	67,637
Astrana Health, Inc.*	23,200	731,496
Aveanna Healthcare Holdings, Inc.*	34,270	156,614
BrightSpring Health Services, Inc. (x)*	28,960	493,189
Brookdale Senior Living, Inc.*	105,100	528,653
Castle Biosciences, Inc.*	21,550	574,307
Community Health Systems, Inc.*	88,300	264,017
Concentra Group Holdings Parent, Inc.	60,388	1,194,475
CorVel Corp.*	13,800	1,535,388
Cross Country Healthcare, Inc.*	24,615	447,008
DocGo, Inc. (x)*	51,490	218,318

See Notes to Financial Statements.

1208

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Enhabit, Inc.*	23,430	$182,988
Ensign Group, Inc. (The)	31,170	4,141,246
Fulgent Genetics, Inc.*	10,400	192,088
GeneDx Holdings Corp., Class A (x)*	7,950	611,037
Guardant Health, Inc.*	66,270	2,024,548
HealthEquity, Inc.*	47,540	4,561,463
Hims & Hers Health, Inc.*	106,570	2,576,863
InfuSystem Holdings, Inc.*	1,720	14,534
Innovage Holding Corp.*	25,370	99,704
Joint Corp. (The)*	12,080	128,410
LifeStance Health Group, Inc.*	81,300	599,181
ModivCare, Inc. (x)*	8,303	98,308
Nano-X Imaging Ltd. (x)*	33,810	243,432
National HealthCare Corp.	7,300	785,188
National Research Corp.	7,625	134,505
NeoGenomics, Inc.*	80,540	1,327,299
OPKO Health, Inc. (x)*	232,400	341,628
Option Care Health, Inc.*	97,925	2,271,860
Owens & Minor, Inc.*	37,000	483,590
PACS Group, Inc.*	21,970	288,027
Patterson Cos., Inc.	46,100	1,422,646
Pediatrix Medical Group, Inc.*	48,100	631,072
Pennant Group, Inc. (The)*	17,110	453,757
Performant Healthcare, Inc.*	3,030	9,151
Privia Health Group, Inc.*	59,176	1,156,891
Progyny, Inc.*	47,420	817,995
Quipt Home Medical Corp.*	6,590	20,100
RadNet, Inc.*	37,130	2,593,159
Select Medical Holdings Corp.	59,703	1,125,402
Sonida Senior Living, Inc. (x)*	1,260	29,081
Surgery Partners, Inc.*	43,130	913,062
Talkspace, Inc.*	32,780	101,290
US Physical Therapy, Inc.	9,887	877,076
Viemed Healthcare, Inc.*	3,860	30,957

		41,211,191

Health Care Technology (0.3%)
Definitive Healthcare Corp., Class A*	44,460	182,731
Evolent Health, Inc., Class A*	62,650	704,812
Health Catalyst, Inc.*	33,140	234,300
HealthStream, Inc.	13,000	413,400
LifeMD, Inc.*	8,730	43,213
OptimizeRx Corp.*	15,100	73,386
Phreesia, Inc.*	24,800	623,968
Schrodinger, Inc. (x)*	28,835	556,227
Simulations Plus, Inc.	6,900	192,441
Teladoc Health, Inc.*	95,600	869,004
Waystar Holding Corp.*	24,020	881,534

		4,775,016

Life Sciences Tools & Services (0.3%)
Adaptive Biotechnologies Corp.*	56,200	336,919
Akoya Biosciences, Inc. (x)*	21,770	49,853
BioLife Solutions, Inc.*	17,850	463,386
ChromaDex Corp.*	3,350	17,772
Codexis, Inc.*	58,390	278,520
CryoPort, Inc.*	27,870	216,829
Cytek Biosciences, Inc.*	100,875	654,679
Harvard Bioscience, Inc.*	4,260	8,989
Lifecore Biomedical, Inc. (x)*	2,190	16,272
Maravai LifeSciences Holdings, Inc., Class A*	62,030	338,064
MaxCyte, Inc.*	51,860	215,738
Mesa Laboratories, Inc.	2,400	316,488
Nautilus Biotechnology, Inc., Class A*	15,330	25,754
OmniAb, Inc. (Earn Out Shares) (r)*	7,376	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	54,358	192,427
Pacific Biosciences of California, Inc. (x)*	134,610	246,336
Quanterix Corp.*	19,700	209,411
Quantum-Si, Inc. (x)*	52,020	140,454
Standard BioTools, Inc.*	169,430	296,502

		4,024,393

Pharmaceuticals (1.6%)
Alto Neuroscience, Inc. (x)*	3,610	15,270
Alumis, Inc. (x)*	1,360	10,690
Amneal Pharmaceuticals, Inc.*	93,066	737,083
Amphastar Pharmaceuticals, Inc. (x)*	20,500	761,165
ANI Pharmaceuticals, Inc.*	10,380	573,806
Aquestive Therapeutics, Inc. (x)*	23,580	83,945
Arvinas, Inc.*	36,080	691,654
Atea Pharmaceuticals, Inc.*	65,290	218,721
Avadel Pharmaceuticals plc (ADR)*	51,900	545,469
Axsome Therapeutics, Inc.*	22,330	1,889,341
Biote Corp., Class A*	4,100	25,338
Cassava Sciences, Inc. (x)*	17,700	41,772
Collegium Pharmaceutical, Inc.*	21,600	618,840
Contineum Therapeutics, Inc., Class A*	2,150	31,497
Corcept Therapeutics, Inc.*	44,400	2,237,316
CorMedix, Inc.*	23,910	193,671
Edgewise Therapeutics, Inc.*	40,770	1,088,559
Enliven Therapeutics, Inc. (x)*	19,770	444,825
Esperion Therapeutics, Inc. (x)*	79,630	175,186
Evolus, Inc.*	33,100	365,424
EyePoint Pharmaceuticals, Inc. (x)*	24,060	179,247
Fulcrum Therapeutics, Inc.*	35,060	164,782
Harmony Biosciences Holdings, Inc.*	17,620	606,304
Harrow, Inc.*	15,170	508,953
Innoviva, Inc.*	31,200	541,320
Ligand Pharmaceuticals, Inc.*	9,726	1,042,141
Liquidia Corp.*	37,000	435,120
Lyra Therapeutics, Inc. (x)*	16,560	3,418
MediWound Ltd. (x)*	650	11,570
Mind Medicine MindMed, Inc.*	40,430	281,393
Nektar Therapeutics*	16,400	15,252
Neumora Therapeutics, Inc.*	47,240	500,744
Nuvation Bio, Inc.*	117,730	313,162
Ocular Therapeutix, Inc.*	87,380	746,225
Omeros Corp. (x)*	30,690	303,217
Pacira BioSciences, Inc.*	22,400	422,016
Phathom Pharmaceuticals, Inc. (x)*	25,980	210,958
Phibro Animal Health Corp., Class A	14,740	309,540

See Notes to Financial Statements.

1209

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Pliant Therapeutics, Inc.*	30,170	$397,339
Prestige Consumer Healthcare, Inc.*	30,000	2,342,700
Rapport Therapeutics, Inc. (x)*	1,250	22,175
Revance Therapeutics, Inc.*	57,310	174,222
Scilex Holding Co. (r)*	18,650	6,760
scPharmaceuticals, Inc.*	8,640	30,586
SIGA Technologies, Inc. (x)	28,920	173,809
Supernus Pharmaceuticals, Inc.*	26,600	961,856
Tarsus Pharmaceuticals, Inc.*	20,660	1,143,944
Telomir Pharmaceuticals, Inc. (x)*	390	1,607
Terns Pharmaceuticals, Inc.*	26,120	144,705
Theravance Biopharma, Inc.*	34,900	328,409
Third Harmonic Bio, Inc. (x)*	6,910	71,104
Trevi Therapeutics, Inc.*	6,600	27,192
Ventyx Biosciences, Inc.*	38,890	85,169
Verrica Pharmaceuticals, Inc.*	3,610	2,527
WaVe Life Sciences Ltd.*	50,560	625,427
Xeris Biopharma Holdings, Inc.*	77,120	261,437
Zevra Therapeutics, Inc. (x)*	10,130	84,484

		24,230,386

Total Health Care		240,565,033

Industrials (17.6%)
Aerospace & Defense (1.4%)
AAR Corp.*	19,112	1,171,183
AeroVironment, Inc.*	15,391	2,368,521
AerSale Corp.*	25,000	157,500
Archer Aviation, Inc., Class A (x)*	131,110	1,278,322
Astronics Corp.*	11,800	188,328
Byrna Technologies, Inc.*	4,570	131,662
Cadre Holdings, Inc.	14,620	472,226
Ducommun, Inc.*	7,620	485,089
Eve Holding, Inc.*	6,620	36,013
Intuitive Machines, Inc. (x)*	16,660	302,546
Kratos Defense & Security Solutions, Inc.*	77,560	2,046,033
Leonardo DRS, Inc.*	38,150	1,232,626
Mercury Systems, Inc.*	30,780	1,292,760
Moog, Inc., Class A	15,433	3,037,832
National Presto Industries, Inc.	2,410	237,192
Park Aerospace Corp.	12,432	182,129
Redwire Corp. (x)*	10,260	168,880
Rocket Lab USA, Inc. (x)*	195,390	4,976,583
Triumph Group, Inc.*	45,730	853,322
V2X, Inc.*	5,200	248,716
Virgin Galactic Holdings, Inc. (x)*	37,254	219,054
VirTra, Inc.*	2,150	14,512

		21,101,029

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	29,600	650,608
Forward Air Corp. (x)*	17,240	555,990
Hub Group, Inc., Class A	32,006	1,426,187
Radiant Logistics, Inc.*	21,130	141,571

		2,774,356

Building Products (1.4%)
American Woodmark Corp.*	9,600	763,488
Apogee Enterprises, Inc.	11,160	796,936
AZZ, Inc.	16,486	1,350,533
Caesarstone Ltd.*	1,650	7,013
CSW Industrials, Inc.	9,220	3,252,816
Gibraltar Industries, Inc.*	18,300	1,077,870
Griffon Corp.	21,063	1,501,160
Insteel Industries, Inc.	7,920	213,919
Janus International Group, Inc.*	79,670	585,575
JELD-WEN Holding, Inc.*	59,156	484,488
Masterbrand, Inc.*	69,310	1,012,619
Quanex Building Products Corp.	25,027	606,654
Resideo Technologies, Inc.*	78,360	1,806,198
Tecnoglass, Inc.	12,620	1,001,018
UFP Industries, Inc.	33,982	3,828,072
Zurn Elkay Water Solutions Corp.	79,080	2,949,684

		21,238,043

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	37,032	1,895,298
ACCO Brands Corp.	44,636	234,339
ACV Auctions, Inc., Class A*	83,100	1,794,960
Aris Water Solutions, Inc., Class A	12,870	308,237
BrightView Holdings, Inc.*	24,840	397,192
Brink’s Co. (The)	25,240	2,341,515
Casella Waste Systems, Inc., Class A*	34,350	3,634,574
CECO Environmental Corp.*	15,880	480,052
Cimpress plc*	10,000	717,200
CompX International, Inc.	680	17,782
CoreCivic, Inc.*	66,800	1,452,232
Deluxe Corp.	28,261	638,416
Driven Brands Holdings, Inc.*	33,650	543,111
Ennis, Inc.	19,906	419,818
Enviri Corp.*	46,800	360,360
GEO Group, Inc. (The)*	69,830	1,953,843
Healthcare Services Group, Inc.*	39,869	463,078
HNI Corp.	27,112	1,365,631
Interface, Inc., Class A	29,998	730,451
LanzaTech Global, Inc.*	34,690	47,525
Liquidity Services, Inc.*	11,790	380,699
Matthews International Corp., Class A	18,459	510,945
MillerKnoll, Inc.	41,589	939,496
Montrose Environmental Group, Inc.*	20,820	386,211
NL Industries, Inc.	6,395	49,689
OPENLANE, Inc.*	57,130	1,133,459
Perma-Fix Environmental Services, Inc.*	2,520	27,896
Pitney Bowes, Inc.	92,900	672,596
Quad/Graphics, Inc.	8,140	56,736
Quest Resource Holding Corp.*	1,150	7,475
Steelcase, Inc., Class A	47,972	567,029
UniFirst Corp.	8,805	1,506,448
Viad Corp.*	9,504	404,015
Virco Mfg. Corp.	5,700	58,425
VSE Corp.	8,840	840,684

		27,337,417

Construction & Engineering (1.7%)
Ameresco, Inc., Class A*	14,730	345,860
Arcosa, Inc.	27,700	2,679,698
Argan, Inc.	6,780	929,131

See Notes to Financial Statements.

1210

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Bowman Consulting Group Ltd., Class A*	3,910	$97,554
Centuri Holdings, Inc.*	11,190	216,079
Concrete Pumping Holdings, Inc.*	6,720	44,755
Construction Partners, Inc., Class A*	24,110	2,132,771
Dycom Industries, Inc.*	15,276	2,658,940
Fluor Corp.*	95,890	4,729,295
Granite Construction, Inc.	23,215	2,036,188
Great Lakes Dredge & Dock Corp.*	31,400	354,506
IES Holdings, Inc.*	4,370	878,195
Limbach Holdings, Inc.*	5,740	491,000
Matrix Service Co.*	4,170	49,915
MYR Group, Inc.*	8,540	1,270,496
Northwest Pipe Co.*	1,830	88,316
Orion Group Holdings, Inc.*	4,260	31,226
Primoris Services Corp.	28,340	2,165,176
Southland Holdings, Inc. (x)*	2,250	7,312
Sterling Infrastructure, Inc.*	16,980	2,860,281
Tutor Perini Corp.*	29,635	717,167

		24,783,861

Electrical Equipment (1.3%)
Allient, Inc.	5,720	138,882
American Superconductor Corp.*	19,170	472,157
Amprius Technologies, Inc.*	39,320	110,096
Array Technologies, Inc. (x)*	78,200	472,328
Atkore, Inc.	19,920	1,662,324
Blink Charging Co. (x)*	152,760	212,336
Bloom Energy Corp., Class A (x)*	114,800	2,549,708
ChargePoint Holdings, Inc. (x)*	19,890	21,282
Energy Vault Holdings, Inc.*	39,050	89,034
EnerSys	21,829	2,017,654
Enovix Corp. (x)*	83,470	907,319
Fluence Energy, Inc., Class A*	31,690	503,237
Freyr Battery, Inc. (x)*	29,260	75,491
FuelCell Energy, Inc. (x)*	20,928	189,189
GrafTech International Ltd. (x)*	137,890	238,550
LSI Industries, Inc.	15,720	305,282
Net Power, Inc. (x)*	6,160	65,234
NEXTracker, Inc., Class A*	80,262	2,931,971
NuScale Power Corp., Class A*	44,520	798,244
Plug Power, Inc. (x)*	437,480	931,832
Powell Industries, Inc.	4,960	1,099,384
Preformed Line Products Co.	1,190	152,070
SES AI Corp. (x)*	63,330	138,693
Shoals Technologies Group, Inc., Class A*	85,950	475,304
SolarMax Technology, Inc.*	2,250	3,645
Solidion Technology, Inc. (x)*	13,760	9,587
Stem, Inc. (x)*	165,600	99,857
Sunrun, Inc.*	122,760	1,135,530
Thermon Group Holdings, Inc.*	17,300	497,721
TPI Composites, Inc. (x)*	46,860	88,565
Ultralife Corp.*	1,690	12,591
Vicor Corp.*	11,860	573,075

		18,978,172

Ground Transportation (0.4%)
ArcBest Corp.	12,730	1,187,964
Covenant Logistics Group, Inc., Class A	3,190	173,887
FTAI Infrastructure, Inc.	52,920	384,199
Heartland Express, Inc.	20,155	226,139
Hertz Global Holdings, Inc. (x)*	24,350	89,121
Marten Transport Ltd.	33,074	516,285
PAMT Corp.*	2,410	39,476
RXO, Inc.*	87,500	2,086,000
Universal Logistics Holdings, Inc.	5,600	257,264
Werner Enterprises, Inc.	35,366	1,270,347

		6,230,682

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	13,900	337,214

Machinery (3.9%)
374Water, Inc.*	6,870	4,689
3D Systems Corp.*	61,100	200,408
Alamo Group, Inc.	5,500	1,022,505
Albany International Corp., Class A	16,491	1,318,785
Astec Industries, Inc.	10,643	357,605
Atmus Filtration Technologies, Inc.	44,995	1,762,904
Barnes Group, Inc.	22,946	1,084,428
Blue Bird Corp.*	18,050	697,271
Chart Industries, Inc.*	24,171	4,612,794
Columbus McKinnon Corp.	15,090	561,952
Commercial Vehicle Group, Inc.*	8,220	20,386
Douglas Dynamics, Inc.	9,560	225,903
Eastern Co. (The)	450	11,943
Energy Recovery, Inc.*	29,060	427,182
Enerpac Tool Group Corp., Class A	32,713	1,344,177
Enpro, Inc.	11,214	1,933,854
ESCO Technologies, Inc.	14,652	1,951,793
Federal Signal Corp.	34,600	3,196,694
Franklin Electric Co., Inc.	23,622	2,301,964
Gencor Industries, Inc.*	1,510	26,652
Gorman-Rupp Co. (The)	12,247	464,406
Graham Corp.*	1,590	70,707
Greenbrier Cos., Inc. (The)	16,400	1,000,236
Helios Technologies, Inc.	21,150	944,136
Hillenbrand, Inc.	41,738	1,284,696
Hillman Solutions Corp.*	110,370	1,075,004
Hyliion Holdings Corp.*	78,420	204,676
Hyster-Yale, Inc.	8,080	411,514
John Bean Technologies Corp.(x)	25,917	3,294,051
Kadant, Inc.	6,300	2,173,437
Kennametal, Inc.	45,000	1,080,900
L B Foster Co., Class A*	1,140	30,666
Lindsay Corp.	6,175	730,564
Luxfer Holdings plc	10,470	137,052
Manitowoc Co., Inc. (The)*	16,215	148,043
Mayville Engineering Co., Inc.*	5,390	84,731
Miller Industries, Inc.	9,060	592,162
Mueller Industries, Inc.	62,758	4,980,475

See Notes to Financial Statements.

1211

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Mueller Water Products, Inc., Class A	90,093	$2,027,092
NN, Inc.*	3,420	11,183
Omega Flex, Inc.	3,370	141,439
Park-Ohio Holdings Corp.	1,420	37,303
Proto Labs, Inc.*	17,000	664,530
REV Group, Inc.	28,840	919,131
Shyft Group, Inc. (The)	15,500	181,970
SPX Technologies, Inc.*	25,280	3,678,746
Standex International Corp.	5,819	1,088,095
Taylor Devices, Inc.*	460	19,145
Tennant Co.	11,331	923,816
Terex Corp.	36,100	1,668,542
Titan International, Inc.*	26,300	178,577
Trinity Industries, Inc.	45,100	1,583,010
Twin Disc, Inc.	1,150	13,513
Wabash National Corp.	24,300	416,259
Watts Water Technologies, Inc., Class A	14,689	2,986,274

		58,309,970

Marine Transportation (0.3%)
Costamare, Inc.	26,800	344,380
Genco Shipping & Trading Ltd.	22,610	315,183
Golden Ocean Group Ltd.(x)	61,900	554,624
Himalaya Shipping Ltd.	2,660	12,928
Matson, Inc.	18,470	2,490,495
Pangaea Logistics Solutions Ltd.	6,890	36,931
Safe Bulkers, Inc.	23,790	84,930

		3,839,471

Passenger Airlines (0.5%)
Allegiant Travel Co.	7,677	722,559
Blade Air Mobility, Inc.*	27,060	115,005
Frontier Group Holdings, Inc. (x)*	25,350	180,238
JetBlue Airways Corp. (x)*	176,710	1,388,941
Joby Aviation, Inc. (x)*	225,700	1,834,941
SkyWest, Inc.*	21,670	2,169,817
Sun Country Airlines Holdings, Inc.*	16,400	239,112
Wheels Up Experience, Inc. (x)*	23,100	38,115

		6,688,728

Professional Services (2.2%)
Alight, Inc., Class A	226,450	1,567,034
Asure Software, Inc.*	6,240	58,718
Barrett Business Services, Inc.	13,920	604,685
BlackSky Technology, Inc., Class A*	4,694	50,648
CBIZ, Inc.*	27,600	2,258,508
Conduent, Inc.*	93,400	377,336
CRA International, Inc.	3,700	692,640
CSG Systems International, Inc.	18,465	943,746
DLH Holdings Corp.*	780	6,263
ExlService Holdings, Inc.*	86,510	3,839,314
Exponent, Inc.	29,492	2,627,737
First Advantage Corp. (x)*	27,900	522,567
FiscalNote Holdings, Inc.*	44,770	47,904
Forrester Research, Inc.*	9,400	147,298
Franklin Covey Co.*	5,950	223,601
Heidrick & Struggles International, Inc.	10,650	471,902
HireQuest, Inc.	590	8,354
Huron Consulting Group, Inc.*	9,694	1,204,576
IBEX Holdings Ltd.*	3,830	82,307
ICF International, Inc.	10,500	1,251,705
Innodata, Inc. (x)*	16,610	656,427
Insperity, Inc.	21,774	1,687,703
Kelly Services, Inc., Class A	18,134	252,788
Kforce, Inc.	12,200	691,740
Korn Ferry	27,912	1,882,664
Legalzoom.com, Inc.*	71,540	537,265
Maximus, Inc.	34,258	2,557,360
Mistras Group, Inc.*	3,680	33,341
NV5 Global, Inc.*	28,400	535,056
Planet Labs PBC*	95,190	384,568
Resources Connection, Inc.	24,425	208,345
Spire Global, Inc. (x)*	6,600	92,862
TriNet Group, Inc.	16,879	1,532,107
TrueBlue, Inc.*	19,275	161,910
TTEC Holdings, Inc.	34,785	173,577
Upwork, Inc.*	68,340	1,117,359
Verra Mobility Corp., Class A*	93,510	2,261,072
Willdan Group, Inc.*	2,220	84,560
WNS Holdings Ltd.*	26,030	1,233,562

		33,071,109

Trading Companies & Distributors (2.5%)
Alta Equipment Group, Inc. (x)	17,930	117,262
Applied Industrial Technologies, Inc.	21,088	5,049,943
Beacon Roofing Supply, Inc.*	32,816	3,333,449
BlueLinx Holdings, Inc.*	4,700	480,152
Boise Cascade Co.	22,240	2,643,446
Custom Truck One Source, Inc.*	42,900	206,349
Distribution Solutions Group, Inc.*	5,996	206,262
DNOW, Inc.*	57,700	750,677
DXP Enterprises, Inc.*	6,610	546,118
EVI Industries, Inc.	730	11,936
FTAI Aviation Ltd.	55,950	8,059,038
GATX Corp.	20,040	3,105,398
Global Industrial Co.	7,701	190,908
GMS, Inc.*	22,600	1,917,158
H&E Equipment Services, Inc.	18,000	881,280
Herc Holdings, Inc.	15,120	2,862,670
Hudson Technologies, Inc.*	20,720	115,618
Karat Packaging, Inc.	2,240	67,782
McGrath RentCorp	13,545	1,514,602
MRC Global, Inc.*	44,880	573,566
Rush Enterprises, Inc., Class A	32,455	1,778,210
Rush Enterprises, Inc., Class B	7,539	410,423
Titan Machinery, Inc.*	13,050	184,397
Transcat, Inc.*	6,290	665,105
Willis Lease Finance Corp.	1,560	323,778
Xometry, Inc., Class A (x)*	23,320	994,831

		36,990,358

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	1,040	12,407

Total Industrials		261,692,817

See Notes to Financial Statements.

1212

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Information Technology (13.7%)
Communications Equipment (0.7%)
ADTRAN Holdings, Inc.*	36,306	$302,429
Applied Optoelectronics, Inc. (x)*	22,350	823,821
Aviat Networks, Inc.*	6,280	113,731
Calix, Inc.*	30,200	1,053,074
Clearfield, Inc.*	7,810	242,110
CommScope Holding Co., Inc.*	118,340	616,551
Digi International, Inc.*	17,900	541,117
Extreme Networks, Inc.*	67,200	1,124,928
Harmonic, Inc.*	58,839	778,440
Infinera Corp. (x)*	139,291	915,142
NETGEAR, Inc.*	16,829	469,024
NetScout Systems, Inc.*	40,854	884,898
Ribbon Communications, Inc.*	68,838	286,366
Viasat, Inc. (x)*	68,140	579,871
Viavi Solutions, Inc.*	133,600	1,349,360

		10,080,862

Electronic Equipment, Instruments & Components (2.9%)
908 Devices, Inc.*	27,050	59,510
Advanced Energy Industries, Inc.	20,083	2,322,197
Aeva Technologies, Inc.*	35,775	169,931
Arlo Technologies, Inc.*	46,790	523,580
Badger Meter, Inc.	15,790	3,349,375
Bel Fuse, Inc., Class A	390	35,131
Bel Fuse, Inc., Class B	4,630	381,836
Belden, Inc.	22,035	2,481,361
Benchmark Electronics, Inc.	18,918	858,877
Climb Global Solutions, Inc.	1,050	133,088
CTS Corp.	18,100	954,413
Daktronics, Inc.*	14,230	239,918
ePlus, Inc.*	14,700	1,086,036
Evolv Technologies Holdings, Inc. (x)*	73,530	290,444
Fabrinet*	20,200	4,441,576
FARO Technologies, Inc.*	11,307	286,746
Insight Enterprises, Inc.*	15,843	2,409,720
Itron, Inc.*	25,790	2,800,278
Kimball Electronics, Inc.*	12,540	234,874
Knowles Corp.*	51,000	1,016,430
Lightwave Logic, Inc. (x)*	56,400	118,440
Methode Electronics, Inc.	21,000	247,590
MicroVision, Inc. (x)*	152,040	199,172
Mirion Technologies, Inc., Class A*	107,050	1,868,023
Napco Security Technologies, Inc.	17,760	631,546
nLight, Inc.*	19,400	203,506
Novanta, Inc.*	19,540	2,985,126
OSI Systems, Inc.*	8,468	1,417,797
Ouster, Inc.*	24,450	298,779
PAR Technology Corp.*	18,930	1,375,643
PC Connection, Inc.	8,730	604,727
Plexus Corp.*	14,495	2,268,178
Powerfleet, Inc.*	51,830	345,188
Richardson Electronics Ltd.	6,050	84,881
Rogers Corp.*	10,484	1,065,279
Sanmina Corp.*	31,800	2,406,306
ScanSource, Inc.*	13,229	627,716
SmartRent, Inc., Class A*	86,310	151,043
TTM Technologies, Inc.*	53,201	1,316,725
Vishay Intertechnology, Inc.	77,000	1,304,380
Vishay Precision Group, Inc.*	7,700	180,719

		43,776,085

IT Services (0.6%)
Applied Digital Corp. (x)*	105,190	803,652
ASGN, Inc.*	25,500	2,125,170
Backblaze, Inc., Class A*	5,510	33,170
BigCommerce Holdings, Inc.*	42,660	261,079
Core Scientific, Inc. (x)*	100,160	1,407,248
Couchbase, Inc.*	30,570	476,586
DigitalOcean Holdings, Inc.*	38,500	1,311,695
Fastly, Inc., Class A*	65,300	616,432
Grid Dynamics Holdings, Inc.*	31,340	697,002
Hackett Group, Inc. (The)	12,259	376,597
Information Services Group, Inc.	13,210	44,121
Rackspace Technology, Inc.*	128,070	283,035
Tucows, Inc., Class A*	7,270	124,608
Unisys Corp.*	46,274	292,914

		8,853,309

Semiconductors & Semiconductor Equipment (2.5%)
ACM Research, Inc., Class A*	24,200	365,420
Aehr Test Systems (x)*	15,160	252,111
Alpha & Omega Semiconductor Ltd.*	13,030	482,501
Ambarella, Inc.*	21,280	1,547,907
Axcelis Technologies, Inc.*	18,300	1,278,621
CEVA, Inc.*	11,500	362,825
Cohu, Inc.*	22,731	606,918
Credo Technology Group Holding Ltd.*	76,854	5,165,357
Diodes, Inc.*	24,298	1,498,458
Everspin Technologies, Inc.*	2,530	16,167
FormFactor, Inc.*	43,481	1,913,164
GCT Semiconductor Holding, Inc. (x)*	6,040	14,073
Ichor Holdings Ltd.*	18,280	588,982
Impinj, Inc.*	12,480	1,812,845
indie Semiconductor, Inc., Class A*	80,550	326,227
Kulicke & Soffa Industries, Inc.	31,800	1,483,788
MaxLinear, Inc., Class A*	41,993	830,621
Navitas Semiconductor Corp., Class A (x)*	54,520	194,636
NVE Corp.	1,840	149,831
PDF Solutions, Inc.*	15,880	430,030
Penguin Solutions, Inc.*	24,800	475,912
Photronics, Inc.*	30,800	725,648
Power Integrations, Inc.	32,548	2,008,212
QuickLogic Corp. (x)*	3,820	43,166
Rambus, Inc.*	61,130	3,231,332
Rigetti Computing, Inc. (x)*	84,560	1,290,386
Semtech Corp.*	39,856	2,465,094
Silicon Laboratories, Inc.*	17,670	2,194,967
SiTime Corp.*	9,540	2,046,616
SkyWater Technology, Inc. (x)*	16,950	233,910
Synaptics, Inc.*	23,507	1,794,054
Ultra Clean Holdings, Inc.*	28,080	1,009,476
Veeco Instruments, Inc.*	31,216	836,589

		37,675,844

See Notes to Financial Statements.

1213

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Software (6.5%)
8x8, Inc.*	101,080	$269,884
A10 Networks, Inc.	35,110	646,024
ACI Worldwide, Inc.*	57,936	3,007,458
Adeia, Inc.	59,283	828,776
Agilysys, Inc.*	12,420	1,635,838
Airship AI Holdings, Inc. (x)*	22,410	140,287
Alarm.com Holdings, Inc.*	26,300	1,599,040
Alkami Technology, Inc.*	29,120	1,068,122
Altair Engineering, Inc., Class A*	29,350	3,202,378
Amplitude, Inc., Class A*	59,550	628,252
Appian Corp., Class A*	20,000	659,600
Arteris, Inc.*	3,240	33,016
Asana, Inc., Class A*	38,400	778,368
AudioEye, Inc.*	5,720	87,001
Aurora Innovation, Inc., Class A*	517,890	3,262,707
AvePoint, Inc.*	64,680	1,067,867
Blackbaud, Inc.*	23,297	1,722,114
BlackLine, Inc.*	32,410	1,969,232
Blend Labs, Inc., Class A*	129,660	545,869
Box, Inc., Class A*	79,090	2,499,244
Braze, Inc., Class A*	36,686	1,536,410
C3.ai, Inc., Class A (x)*	60,960	2,098,853
Cerence, Inc.*	40,750	319,887
Cipher Mining, Inc.*	111,110	515,550
Cleanspark, Inc.*	124,450	1,146,184
Clear Secure, Inc., Class A	44,540	1,186,546
Clearwater Analytics Holdings, Inc., Class A*	98,110	2,699,987
Commvault Systems, Inc.*	23,674	3,572,643
Consensus Cloud Solutions, Inc.*	10,739	256,233
CS Disco, Inc.*	36,590	182,584
Daily Journal Corp.*	700	397,593
Digimarc Corp. (x)*	8,110	303,719
Digital Turbine, Inc. (x)*	97,570	164,893
Domo, Inc., Class B*	26,660	188,753
D-Wave Quantum, Inc. (x)*	54,260	455,784
E2open Parent Holdings, Inc.*	124,200	330,372
eGain Corp.*	6,770	42,177
Enfusion, Inc., Class A*	26,130	269,139
EverCommerce, Inc.*	21,500	236,715
Freshworks, Inc., Class A*	114,490	1,851,303
Hut 8 Corp. (x)*	45,030	922,665
Intapp, Inc.*	29,386	1,883,349
InterDigital, Inc. (x)	14,475	2,804,097
Jamf Holding Corp.*	45,580	640,399
Kaltura, Inc.*	13,680	30,096
LiveRamp Holdings, Inc.*	37,985	1,153,604
Logility Supply Chain Solutions, Inc.	20,100	222,708
MARA Holdings, Inc. (x)*	153,548	2,575,000
Matterport, Inc.*	147,080	697,159
Meridianlink, Inc.*	12,580	259,777
Mitek Systems, Inc.*	21,600	240,408
N-able, Inc.*	34,400	321,296
NCR Voyix Corp.*	81,710	1,130,866
NextNav, Inc. (x)*	40,930	636,871
Olo, Inc., Class A*	45,300	347,904
ON24, Inc.*	30,580	197,547
OneSpan, Inc.*	21,020	389,711
Ooma, Inc.*	15,400	216,524
Pagaya Technologies Ltd., Class A (x)*	22,690	210,790
PagerDuty, Inc.*	48,240	880,862
Porch Group, Inc.*	19,830	97,564
Progress Software Corp.	23,597	1,537,345
PROS Holdings, Inc.*	22,700	498,492
Q2 Holdings, Inc.*	33,050	3,326,482
Qualys, Inc.*	20,850	2,923,587
Rapid7, Inc.*	34,760	1,398,395
Red Violet, Inc.*	1,380	49,956
Rekor Systems, Inc. (x)*	20,250	31,590
ReposiTrak, Inc. (x)	1,370	30,318
Rimini Street, Inc.*	36,180	96,601
Riot Platforms, Inc. (x)*	152,420	1,556,208
Roadzen, Inc.*	3,620	7,892
Sapiens International Corp. NV	14,050	377,524
SEMrush Holdings, Inc., Class A*	18,210	216,335
SolarWinds Corp.	26,000	370,500
SoundHound AI, Inc., Class A (x)*	169,230	3,357,523
SoundThinking, Inc.*	9,150	119,499
Sprinklr, Inc., Class A*	75,930	641,608
Sprout Social, Inc., Class A*	25,970	797,539
SPS Commerce, Inc.*	20,900	3,845,391
Telos Corp.*	8,360	28,591
Tenable Holdings, Inc.*	66,220	2,607,744
Terawulf, Inc.*	129,240	731,498
Varonis Systems, Inc.*	61,920	2,751,106
Verint Systems, Inc.*	35,951	986,855
Vertex, Inc., Class A*	30,480	1,626,108
Viant Technology, Inc., Class A*	9,240	175,468
Weave Communications, Inc.*	23,800	378,896
WM Technology, Inc.*	6,750	9,315
Workiva, Inc., Class A*	28,600	3,131,700
Xperi, Inc.*	23,283	239,116
Yext, Inc.*	63,000	400,680
Zeta Global Holdings Corp., Class A*	99,450	1,789,105
Zuora, Inc., Class A*	67,280	667,418

		95,971,984

Technology Hardware, Storage & Peripherals (0.5%)
CompoSecure, Inc., Class A (x)	14,740	225,964
Corsair Gaming, Inc.*	19,700	130,217
CPI Card Group, Inc.*	2,280	68,149
Diebold Nixdorf, Inc.*	14,190	610,738
Eastman Kodak Co.*	30,460	200,122
Immersion Corp.	16,370	142,910
IonQ, Inc. (x)*	111,410	4,653,596
Turtle Beach Corp.*	13,320	230,569
Xerox Holdings Corp.	57,700	486,411

		6,748,676

Total Information Technology		203,106,760

Materials (4.2%)
Chemicals (1.8%)
AdvanSix, Inc.	13,500	384,615
American Vanguard Corp.	19,060	88,248
Arcadium Lithium plc*	608,574	3,121,985
Arq, Inc.*	4,360	33,005
ASP Isotopes, Inc. (x)*	21,190	95,991

See Notes to Financial Statements.

1214

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Aspen Aerogels, Inc. (x)*	29,870	$354,856
Avient Corp.	48,500	1,981,710
Balchem Corp.	18,225	2,970,584
Cabot Corp.	29,230	2,668,991
Core Molding Technologies, Inc.*	2,480	41,019
Ecovyst, Inc.*	65,350	499,274
Hawkins, Inc.	10,100	1,238,967
HB Fuller Co.	28,239	1,905,568
Ingevity Corp.*	19,600	798,700
Innospec, Inc.	13,700	1,507,822
Intrepid Potash, Inc.*	10,110	221,611
Koppers Holdings, Inc.	10,793	349,693
Kronos Worldwide, Inc.	21,210	206,797
LSB Industries, Inc.*	33,430	253,734
Mativ Holdings, Inc.	26,977	294,049
Minerals Technologies, Inc.	18,040	1,374,828
Northern Technologies International Corp. (x)	340	4,587
Orion SA	33,900	535,281
Perimeter Solutions, Inc.*	81,070	1,036,075
PureCycle Technologies, Inc. (x)*	58,770	602,392
Quaker Chemical Corp.	7,500	1,055,700
Rayonier Advanced Materials, Inc.*	35,060	289,245
Sensient Technologies Corp.	24,605	1,753,352
Stepan Co.	11,388	736,804
Tronox Holdings plc	75,630	761,594
Valhi, Inc.	1,830	42,804

		27,209,881

Construction Materials (0.5%)
Knife River Corp.*	30,780	3,128,479
Smith-Midland Corp. (x)*	570	25,342
Summit Materials, Inc., Class A*	64,799	3,278,830
United States Lime & Minerals, Inc.	5,770	765,910

		7,198,561

Containers & Packaging (0.3%)
Ardagh Metal Packaging SA	81,150	244,261
Greif, Inc., Class A	14,800	904,576
Greif, Inc., Class B	3,200	217,120
Myers Industries, Inc.	13,300	146,832
O-I Glass, Inc.*	91,000	986,440
Pactiv Evergreen, Inc.	27,250	476,057
Ranpak Holdings Corp., Class A*	25,120	172,826
TriMas Corp.	27,000	663,930

		3,812,042

Metals & Mining (1.5%)
Alpha Metallurgical Resources, Inc.*	5,830	1,166,700
Arch Resources, Inc.	9,860	1,392,429
Caledonia Mining Corp. plc	3,780	35,570
Carpenter Technology Corp.	26,140	4,436,219
Century Aluminum Co.*	37,550	684,161
Coeur Mining, Inc.*	221,876	1,269,131
Commercial Metals Co.	64,990	3,223,504
Compass Minerals International, Inc.	19,500	219,375
Constellium SE*	72,730	746,937
Contango ORE, Inc.*	3,240	32,465
Critical Metals Corp. (x)*	760	5,160
Dakota Gold Corp.*	7,760	17,072
Hecla Mining Co.	328,349	1,612,194
i-80 Gold Corp.*	148,850	72,192
Ivanhoe Electric, Inc.*	46,940	354,397
Kaiser Aluminum Corp.	6,391	449,095
Lifezone Metals Ltd.*	2,590	18,000
MAC Copper Ltd.*	30,250	321,255
Materion Corp.	11,545	1,141,570
Metallus, Inc.*	23,300	329,229
Novagold Resources, Inc.*	131,700	438,561
Olympic Steel, Inc.	6,080	199,485
Perpetua Resources Corp.*	4,950	52,816
Piedmont Lithium, Inc. (x)*	18,870	164,924
Radius Recycling, Inc.	13,650	207,753
Ramaco Resources, Inc., Class A (x)	14,640	150,206
Ramaco Resources, Inc., Class B	508	5,019
Ryerson Holding Corp.	12,570	232,671
SSR Mining, Inc.*	113,970	793,231
SunCoke Energy, Inc.	42,510	454,857
Tredegar Corp.*	12,609	96,837
Universal Stainless & Alloy Products, Inc.*	2,920	128,568
Warrior Met Coal, Inc.	27,880	1,512,211
Worthington Steel, Inc.	20,580	654,856

		22,618,650

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	8,368	249,115
Sylvamo Corp.	18,180	1,436,584

		1,685,699

Total Materials		62,524,833

Real Estate (6.0%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	42,386	751,928
Alpine Income Property Trust, Inc. (REIT)	4,840	81,263
American Assets Trust, Inc. (REIT)	24,318	638,591
Armada Hoffler Properties, Inc. (REIT)	33,800	345,774
Broadstone Net Lease, Inc. (REIT)	100,460	1,593,295
CTO Realty Growth, Inc. (REIT)	13,118	258,556
Empire State Realty Trust, Inc. (REIT), Class A	74,300	766,776
Essential Properties Realty Trust, Inc. (REIT)	98,530	3,082,018
Gladstone Commercial Corp. (REIT)	18,900	306,936
Global Net Lease, Inc. (REIT)	112,759	823,141
NexPoint Diversified Real Estate Trust (REIT)	14,340	87,474
One Liberty Properties, Inc. (REIT)	9,903	269,758

		9,005,510

Health Care REITs (0.7%)
American Healthcare REIT, Inc. (REIT)	83,784	2,381,141
CareTrust REIT, Inc. (REIT)	101,873	2,755,665

See Notes to Financial Statements.

1215

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Community Healthcare Trust, Inc. (REIT)	12,300	$236,283
Diversified Healthcare Trust (REIT)	122,460	281,658
Global Medical REIT, Inc. (REIT)	30,400	234,688
LTC Properties, Inc. (REIT)	21,569	745,209
National Health Investors, Inc. (REIT)	23,928	1,658,210
Sabra Health Care REIT, Inc. (REIT)	129,963	2,250,959
Strawberry Fields REIT, Inc. (REIT)	150	1,581
Universal Health Realty Income Trust (REIT)	5,750	213,958

		10,759,352

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	128,030	1,965,260
Braemar Hotels & Resorts, Inc. (REIT)	56,610	169,830
Chatham Lodging Trust (REIT)	22,650	202,717
DiamondRock Hospitality Co. (REIT)	115,998	1,047,462
Pebblebrook Hotel Trust (REIT)	61,712	836,198
RLJ Lodging Trust (REIT)	74,476	760,400
Ryman Hospitality Properties, Inc. (REIT)	32,934	3,436,334
Service Properties Trust (REIT)	95,200	241,808
Summit Hotel Properties, Inc. (REIT)	53,600	367,160
Sunstone Hotel Investors, Inc. (REIT)	103,038	1,219,970
Xenia Hotels & Resorts, Inc. (REIT)	63,400	942,124

		11,189,263

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	14,560	53,144
Innovative Industrial Properties, Inc. (REIT)	15,830	1,054,911
LXP Industrial Trust (REIT)	163,236	1,325,476
Plymouth Industrial REIT, Inc. (REIT)	24,420	434,676
Terreno Realty Corp. (REIT)	53,650	3,172,861

		6,041,068

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	88,100	493,360
City Office REIT, Inc. (REIT)	44,540	245,861
COPT Defense Properties (REIT)	60,110	1,860,405
Douglas Emmett, Inc. (REIT)	90,870	1,686,547
Easterly Government Properties, Inc. (REIT), Class A	64,720	735,219
Franklin Street Properties Corp. (REIT)	18,740	34,294
Hudson Pacific Properties, Inc. (REIT) (x)	74,430	225,523
JBG SMITH Properties (REIT)	43,270	665,060
NET Lease Office Properties (REIT) (x)*	5,230	163,228
Orion Office REIT, Inc. (REIT)	47,710	177,004
Paramount Group, Inc. (REIT)	97,000	479,180
Peakstone Realty Trust (REIT)	16,550	183,209
Piedmont Office Realty Trust, Inc. (REIT), Class A	72,000	658,800
Postal Realty Trust, Inc. (REIT), Class A	13,380	174,609
SL Green Realty Corp. (REIT)	38,670	2,626,466

		10,408,765

Real Estate Management & Development (0.6%)
American Realty Investors, Inc. (x)*	610	8,955
Anywhere Real Estate, Inc.*	56,050	184,965
Compass, Inc., Class A*	204,750	1,197,787
Cushman & Wakefield plc*	128,596	1,682,036
eXp World Holdings, Inc. (x)	45,480	523,475
Forestar Group, Inc.*	13,163	341,185
FRP Holdings, Inc.*	7,820	239,527
Kennedy-Wilson Holdings, Inc.	70,024	699,540
Marcus & Millichap, Inc.	16,000	612,160
Maui Land & Pineapple Co., Inc.*	1,740	38,245
Newmark Group, Inc., Class A	84,624	1,084,033
Offerpad Solutions, Inc. (x)*	870	2,480
Opendoor Technologies, Inc. (x)*	291,580	466,528
RE/MAX Holdings, Inc., Class A*	21,790	232,499
Real Brokerage, Inc. (The)*	53,770	247,342
Redfin Corp.*	54,197	426,530
RMR Group, Inc. (The), Class A	9,596	198,061
St Joe Co. (The)	18,200	817,726
Star Holdings*	11,808	114,892
Stratus Properties, Inc.*	2,980	61,865
Tejon Ranch Co.*	12,042	191,468
Transcontinental Realty Investors, Inc.*	1,010	30,108

		9,401,407

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A (x)*	77,400	703,566
BRT Apartments Corp. (REIT)	10,710	193,101
Centerspace (REIT)	7,049	466,291
Clipper Realty, Inc. (REIT)	10,420	47,724
Elme Communities (REIT)	42,317	646,181
Independence Realty Trust, Inc. (REIT)	121,247	2,405,540
NexPoint Residential Trust, Inc. (REIT)	10,760	449,230
UMH Properties, Inc. (REIT)	32,570	614,922
Veris Residential, Inc. (REIT)	51,400	854,782

		6,381,337

Retail REITs (1.4%)
Acadia Realty Trust (REIT)	64,283	1,553,077
Alexander’s, Inc. (REIT)	1,215	243,073
CBL & Associates Properties, Inc. (REIT)	13,400	394,094
Curbline Properties Corp. (REIT)	58,600	1,360,692
Getty Realty Corp. (REIT)	26,575	800,705
InvenTrust Properties Corp. (REIT)	42,530	1,281,429

See Notes to Financial Statements.

1216

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Kite Realty Group Trust (REIT)	116,422	$2,938,491
Macerich Co. (The) (REIT)	129,890	2,587,409
NETSTREIT Corp. (REIT) (x)	41,410	585,951
Phillips Edison & Co., Inc. (REIT)	68,960	2,583,242
Retail Opportunity Investments Corp. (REIT)	62,100	1,078,056
Saul Centers, Inc. (REIT)	5,950	230,860
SITE Centers Corp. (REIT)	29,300	447,997
Tanger, Inc. (REIT)	61,730	2,106,845
Urban Edge Properties (REIT)	64,500	1,386,750
Whitestone REIT (REIT)	25,200	357,084

		19,935,755

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	20,500	241,080
Four Corners Property Trust, Inc. (REIT)	57,720	1,566,521
Gladstone Land Corp. (REIT)	15,900	172,515
Outfront Media, Inc. (REIT)	78,693	1,396,014
PotlatchDeltic Corp. (REIT)	42,809	1,680,253
Safehold, Inc. (REIT)	33,057	610,893
Uniti Group, Inc. (REIT)	127,450	700,975

		6,368,251

Total Real Estate		89,490,708

Utilities (2.7%)
Electric Utilities (0.8%)
ALLETE, Inc.	35,123	2,275,970
Genie Energy Ltd., Class B	10,190	158,862
Hawaiian Electric Industries, Inc.*	90,890	884,360
MGE Energy, Inc.	20,279	1,905,415
Otter Tail Corp.	22,925	1,692,782
Portland General Electric Co.	57,082	2,489,917
TXNM Energy, Inc.	50,571	2,486,576

		11,893,882

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A	65,209	2,609,012
Chesapeake Utilities Corp.	11,700	1,419,795
New Jersey Resources Corp.	52,762	2,461,347
Northwest Natural Holding Co.	21,292	842,312
ONE Gas, Inc.	29,640	2,052,570
RGC Resources, Inc.	1,910	38,315
Southwest Gas Holdings, Inc.	33,396	2,361,431
Spire, Inc.	30,382	2,060,811

		13,845,593

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A (x)*	48,740	198,372
Montauk Renewables, Inc.*	40,280	160,314
Ormat Technologies, Inc.	30,010	2,032,277
Sunnova Energy International, Inc. (x)*	60,600	207,858

		2,598,821

Multi-Utilities (0.4%)
Avista Corp.	41,489	1,519,742
Black Hills Corp.	38,529	2,254,717
Northwestern Energy Group, Inc.	34,768	1,858,698
Unitil Corp.	8,100	438,939

		6,072,096

Water Utilities (0.4%)
American States Water Co.	21,158	1,644,400
Cadiz, Inc. (x)*	22,630	117,676
California Water Service Group	31,440	1,425,175
Consolidated Water Co. Ltd.	9,050	234,305
Global Water Resources, Inc.	5,870	67,505
Middlesex Water Co.	11,300	594,719
Pure Cycle Corp.*	12,280	155,710
SJW Group	18,170	894,327
York Water Co. (The)	6,190	202,537

		5,336,354

Total Utilities		39,746,746

Total Common Stocks (99.0%) (Cost $1,028,512,534)		1,469,780,560

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	10,614	—
Cartesian Therapeutics, Inc. *	11,360	1,534
Chinook Therapeutics, Inc., CVR *	35,960	17,980
Inhibrx, Inc., CVR(r)*	19,600	9,518

		29,032

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR (r)(x)*	21,290	798

Total Health Care		29,830

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	23,700	47,400

Total Materials		47,400

Total Rights (0.0%)† (Cost $47,608)		77,230

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.1%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	11,745,753	11,745,753
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.43% (7 day yield) (xx)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		46,745,753

See Notes to Financial Statements.

1217

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Value (Note 1)
Total Short-Term Investments (3.1%) (Cost $46,745,753)	$46,745,753

Total Investments in Securities (102.1%) (Cost $1,075,305,895)	1,516,603,543
Other Assets Less Liabilities (-2.1%)	(31,794,636)

Net Assets (100%)	$1,484,808,907

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $925,827 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $74,151,594. This was collateralized by $31,222,733 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/7/25 – 8/15/54 and by cash of $46,745,753 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	114	3/2025	USD	12,823,860	(264,438)

					(264,438)

See Notes to Financial Statements.

1218

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$39,679,274	$—	$—		$39,679,274
Consumer Discretionary	141,987,138	—	—	(a)	141,987,138
Consumer Staples	41,492,265	—	—		41,492,265
Energy	75,393,526	—	—		75,393,526
Financials	274,101,460	—	—		274,101,460
Health Care	240,558,273	—	6,760		240,565,033
Industrials	261,692,817	—	—		261,692,817
Information Technology	203,106,760	—	—		203,106,760
Materials	62,524,833	—	—		62,524,833
Real Estate	89,490,708	—	—		89,490,708
Utilities	39,746,746	—	—		39,746,746
Rights
Health Care	—	19,514	10,316		29,830
Materials	—	47,400	—		47,400
Short-Term Investments
Investment Companies	46,745,753	—	—		46,745,753

Total Assets	$1,516,519,553	$66,914	$17,076		$1,516,603,543

Liabilities:
Futures	$(264,438)	$—	$—		$(264,438)

Total Liabilities	$(264,438)	$—	$—		$(264,438)

Total	$1,516,255,115	$66,914	$17,076		$1,516,339,105

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(264,438	)*

Total		$(264,438)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1219

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,299,095	$2,299,095

Total	$2,299,095	$2,299,095

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,497,893)	$(1,497,893)

Total	$(1,497,893)	$(1,497,893)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$13,319,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$234,444,963
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$271,991,196

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$634,290,723
Aggregate gross unrealized depreciation	(205,115,367)

Net unrealized appreciation	$429,175,356

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,087,163,749

See Notes to Financial Statements.

1220

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EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $1,075,305,895)	$1,516,603,543
Cash	13,106,120
Cash held as collateral at broker for futures	1,016,240
Dividends, interest and other receivables	1,558,530
Receivable for Portfolio shares sold	350,699
Securities lending income receivable	73,418
Due from broker for futures variation margin	11,972
Other assets	6,073

Total assets	1,532,726,595

LIABILITIES
Payable for return of collateral on securities loaned	46,745,753
Investment management fees payable	327,393
Payable for Portfolio shares repurchased	315,175
Distribution fees payable – Class IB	306,231
Administrative fees payable	119,083
Accrued expenses	104,053

Total liabilities	47,917,688

Commitments and contingent liabilities^
NET ASSETS	$1,484,808,907

Net assets were comprised of:
Paid in capital	$1,046,979,234
Total distributable earnings (loss)	437,829,673

Net assets	$1,484,808,907

Class IB
Net asset value, offering and redemption price per share, $1,388,495,662 / 121,187,231 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.46

Class K
Net asset value, offering and redemption price per share, $96,313,245 / 8,412,723 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.45

(x)	Includes value of securities on loan of $74,151,594.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $47,428 foreign withholding tax)	$17,620,269
Interest	765,764
Securities lending (net)	1,380,133

Total income	19,766,166

EXPENSES
Investment management fees	3,598,312
Distribution fees – Class IB (a)	3,232,311
Administrative fees	1,320,110
Distribution fees – Class IA (a)	143,106
Printing and mailing expenses	137,394
Custodian fees	107,100
Professional fees	99,770
Trustees’ fees	46,278
Recoupment fees	6,786
Miscellaneous	144,955

Total expenses	8,836,122
Less: Waiver from investment manager	(6,786)

Net expenses	8,829,336

NET INVESTMENT INCOME (LOSS)	10,936,830

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	92,954,387
Futures contracts	2,299,095

Net realized gain (loss)	95,253,482

Change in unrealized appreciation (depreciation) on:
Investments in securities	48,300,215
Futures contracts	(1,497,893)

Net change in unrealized appreciation (depreciation)	46,802,322

NET REALIZED AND UNREALIZED GAIN (LOSS)	142,055,804

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$152,992,634

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,936,830	$13,498,330
Net realized gain (loss)	95,253,482	46,822,704
Net change in unrealized appreciation (depreciation)	46,802,322	141,552,355

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	152,992,634	201,873,389

Distributions to shareholders:
Class IA	—	(5,131,903)
Class IB	(100,879,434)	(49,021,082)
Class K	(7,179,321)	(3,683,127)

Total distributions to shareholders	(108,058,755)	(57,836,112)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 297,627 and 1,159,283 shares, respectively ]	3,313,480	12,011,627
Capital shares issued in reinvestment of dividends and distributions [ 0 and 470,320 shares, respectively ]	—	5,131,903
Capital shares repurchased in connection with share class combination (Note 1) [ (10,716,152) and 0 shares, respectively ]	(118,849,797)	—
Capital shares repurchased [ (710,884) and (1,726,370) shares, respectively ]	(7,857,288)	(17,995,353)

Total Class IA transactions	(123,393,605)	(851,823)

Class IB
Capital shares sold [ 9,203,858 and 8,762,215 shares, respectively ]	106,639,754	90,556,944
Capital shares issued in connection with share class combination (Note 1) [ 10,704,114 and 0 shares, respectively ]	118,849,797	—
Capital shares issued in reinvestment of dividends and distributions [ 8,373,877 and 4,487,546 shares, respectively ]	100,879,434	49,021,082
Capital shares repurchased [ (13,754,944) and (9,620,110) shares, respectively ]	(160,745,764)	(100,290,691)

Total Class IB transactions	165,623,221	39,287,335

Class K
Capital shares sold [ 1,606,318 and 801,725 shares, respectively ]	18,218,077	8,343,604
Capital shares issued in reinvestment of dividends and distributions [ 596,440 and 337,533 shares, respectively ]	7,179,321	3,683,127
Capital shares repurchased [ (1,430,526) and (1,169,251) shares, respectively ]	(16,549,768)	(12,157,671)

Total Class K transactions	8,847,630	(130,940)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	51,077,246	38,304,572

TOTAL INCREASE (DECREASE) IN NET ASSETS	96,011,125	182,341,849
NET ASSETS:
Beginning of year	1,388,797,782	1,206,455,933

End of year	$1,484,808,907	$1,388,797,782

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31,
	2024	2023	2022	2021		2020
Net asset value, beginning of year	$11.07	$9.90	$12.92	$12.59		$10.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.11	0.09	0.07	(aa)	0.05
Net realized and unrealized gain (loss)	1.19	1.54	(2.64)	1.79		2.10

Total from investment operations	1.28	1.65	(2.55)	1.86		2.15

Less distributions:
Dividends from net investment income	(0.15)	(0.12)	(0.10)	(0.09)		(0.11)
Distributions from net realized gains	(0.74)	(0.36)	(0.37)	(1.44)		(0.43)

Total dividends and distributions	(0.89)	(0.48)	(0.47)	(1.53)		(0.54)

Net asset value, end of year	$11.46	$11.07	$9.90	$12.92		$12.59

Total return	11.19%	16.72%	(19.80)%	15.10%		19.73%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,388,496	$1,181,160	$1,019,651	$1,276,432		$1,166,992
Ratio of expenses to average net assets:
After waivers (f)	0.63%	0.64%	0.63%	0.62%		0.64%
Before waivers (f)	0.63%	0.64%	0.63%	0.62%		0.64%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.75%	1.06%	0.84%	0.49	%(bb)	0.51%
Before waivers (f)	0.75%	1.06%	0.84%	0.49	%(bb)	0.51%
Portfolio turnover rate^	16%	13%	15%	16%		17%

Class K	Year Ended December 31,
	2024	2023	2022	2021		2020
Net asset value, beginning of year	$11.06	$9.89	$12.90	$12.58		$10.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.14	0.12	0.10	(aa)	0.08
Net realized and unrealized gain (loss)	1.19	1.54	(2.63)	1.78		2.10

Total from investment operations	1.31	1.68	(2.51)	1.88		2.18

Less distributions:
Dividends from net investment income	(0.18)	(0.15)	(0.13)	(0.12)		(0.13)
Distributions from net realized gains	(0.74)	(0.36)	(0.37)	(1.44)		(0.43)

Total dividends and distributions	(0.92)	(0.51)	(0.50)	(1.56)		(0.56)

Net asset value, end of year	$11.45	$11.06	$9.89	$12.90		$12.58

Total return	11.45%	17.00%	(19.55)%	15.30%		20.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$96,313	$84,529	$75,824	$96,112		$88,460
Ratio of expenses to average net assets:
After waivers (f)	0.38%	0.39%	0.38%	0.37%		0.39%
Before waivers (f)	0.38%	0.39%	0.38%	0.37%		0.39%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.00%	1.30%	1.09%	0.73	%(bb)	0.76%
Before waivers (f)	1.00%	1.30%	1.09%	0.73	%(bb)	0.76%
Portfolio turnover rate^	16%	13%	15%	16%		17%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06 and $0.09 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.4%)
Capital Markets (0.1%)
Helix Acquisition Corp. II, Class A*	11,193	$117,526

Insurance (0.3%)
Oscar Health, Inc., Class A*	40,624	545,987

Total Financials		663,513

Health Care (98.9%)
Biotechnology (36.6%)
Agios Pharmaceuticals, Inc.*	14,611	480,117
Akero Therapeutics, Inc.*	13,217	367,697
Alector, Inc.*	12,854	24,294
Alkermes plc*	17,532	504,220
Allogene Therapeutics, Inc.*	61,082	130,105
Alnylam Pharmaceuticals, Inc.*	16,281	3,831,082
Amgen, Inc.	9,678	2,522,474
AnaptysBio, Inc.*	4,500	59,580
Annexon, Inc.*	15,220	78,079
Apellis Pharmaceuticals, Inc.*	5,765	183,961
Apogee Therapeutics, Inc. (x)*	10,606	480,452
Arcellx, Inc.*	11,737	900,111
Argenx SE (ADR)*	9,922	6,102,030
Ascendis Pharma A/S (ADR)*	12,945	1,782,138
Aura Biosciences, Inc.*	7,297	59,981
Avidity Biosciences, Inc.*	33,321	968,975
Beam Therapeutics, Inc.*	15,376	381,325
BeiGene Ltd. (ADR)*	9,420	1,739,968
Bicara Therapeutics, Inc. (x)*	7,426	129,361
Bicycle Therapeutics plc (ADR) (x)*	18,614	260,596
Biogen, Inc.*	2,375	363,185
Biohaven Ltd.*	24,781	925,570
BioMarin Pharmaceutical, Inc.*	5,749	377,882
BioNTech SE (ADR)*	3,323	378,656
Blueprint Medicines Corp.*	21,838	1,904,710
Cabaletta Bio, Inc.*	6,400	14,528
Cargo Therapeutics, Inc.*	19,565	282,127
Celldex Therapeutics, Inc. (x)*	10,433	263,642
Centessa Pharmaceuticals plc (ADR)*	46,686	781,990
CG oncology, Inc.*	7,931	227,461
Climb Bio, Inc.*	6,500	11,700
Corbus Pharmaceuticals Holdings, Inc. (x)*	3,000	35,400
Crinetics Pharmaceuticals, Inc.*	15,650	800,185
Cytokinetics, Inc.*	9,513	447,492
Day One Biopharmaceuticals, Inc.*	5,365	67,975
Denali Therapeutics, Inc.*	21,261	433,299
Disc Medicine, Inc.*	4,196	266,026
Dyne Therapeutics, Inc.*	8,415	198,257
Entrada Therapeutics, Inc.*	6,665	115,238
Exact Sciences Corp.*	16,084	903,760
Generation Bio Co.*	30,137	31,945
Geron Corp.*	35,462	125,535
Ideaya Biosciences, Inc.*	7,283	187,173
IGM Biosciences, Inc. (x)*	12,163	74,316
Immatics NV*	18,942	134,678
Immuneering Corp., Class A*	22,529	49,564
Immunocore Holdings plc (ADR) (x)*	15,738	464,271
Immunome, Inc. (x)*	25,499	270,799
Incyte Corp.*	7,555	521,824
Insmed, Inc.*	34,058	2,351,364
Ionis Pharmaceuticals, Inc.*	13,187	461,018
Iovance Biotherapeutics, Inc.*	21,291	157,553
Janux Therapeutics, Inc.*	6,717	359,628
Keros Therapeutics, Inc.*	3,848	60,914
Kodiak Sciences, Inc.*	12,900	128,355
Krystal Biotech, Inc.*	3,352	525,124
Kymera Therapeutics, Inc.*	18,408	740,554
Kyverna Therapeutics, Inc. (x)*	6,557	24,523
Legend Biotech Corp. (ADR) (x)*	10,426	339,262
LENZ Therapeutics, Inc. (x)	9,562	276,055
Lyell Immunopharma, Inc. (x)*	93,573	59,887
MacroGenics, Inc. (x)*	14,900	48,425
Madrigal Pharmaceuticals, Inc. (x)*	2,134	658,488
Merus NV*	6,120	257,346
Monte Rosa Therapeutics, Inc. (x)*	22,383	155,338
MoonLake Immunotherapeutics, Class A*	20,618	1,116,465
Natera, Inc.*	6,956	1,101,135
Neurocrine Biosciences, Inc.*	7,200	982,800
Neurogene, Inc. (x)*	1,600	36,576
Nuvalent, Inc., Class A*	3,954	309,519
ORIC Pharmaceuticals, Inc.*	15,700	126,699
Oruka Therapeutics, Inc. (x)	6,893	133,655
Praxis Precision Medicines, Inc.*	4,684	360,481
Prelude Therapeutics, Inc. (x)*	10,946	13,956
Protagonist Therapeutics, Inc.*	14,303	552,096
Prothena Corp. plc (x)*	9,315	129,013
Regeneron Pharmaceuticals, Inc.*	4,272	3,043,074
Relay Therapeutics, Inc.*	26,192	107,911
Replimune Group, Inc.*	25,547	309,374
REVOLUTION Medicines, Inc.*	22,332	976,802
Rhythm Pharmaceuticals, Inc.*	4,592	257,060
Rocket Pharmaceuticals, Inc.*	16,956	213,137
Sage Therapeutics, Inc.*	9,739	52,883
Sana Biotechnology, Inc. (x)*	38,755	63,171
Scholar Rock Holding Corp.*	27,970	1,208,863
Sensorion SA*	125,889	82,936
Soleno Therapeutics, Inc.*	6,154	276,622
SpringWorks Therapeutics, Inc. (x)*	12,476	450,758
Spyre Therapeutics, Inc.*	6,656	154,952
Summit Therapeutics, Inc. (x)*	65,864	1,175,343
Ultragenyx Pharmaceutical, Inc.*	8,631	363,106
United Therapeutics Corp.*	3,554	1,253,993
UroGen Pharma Ltd. (x)*	3,900	41,535
Vaxcyte, Inc.*	14,380	1,177,147
Vera Therapeutics, Inc., Class A*	16,012	677,147
Vertex Pharmaceuticals, Inc.*	9,836	3,960,957
Viridian Therapeutics, Inc.*	3,800	72,846
Voyager Therapeutics, Inc. (x)*	14,167	80,327
Xencor, Inc.*	13,706	314,964
Zai Lab Ltd. (ADR) (x)*	24,740	647,941
Zentalis Pharmaceuticals, Inc.*	18,405	55,767

		60,130,579

Health Care Equipment & Supplies (18.5%)
Becton Dickinson & Co.	9,028	2,048,182
Boston Scientific Corp.*	46,753	4,175,978
Cooper Cos., Inc. (The)*	4,162	382,613
Dexcom, Inc.*	6,334	492,595
Edwards Lifesciences Corp.*	11,783	872,295
Hologic, Inc.*	7,228	521,067
IDEXX Laboratories, Inc.*	1,632	674,734

See Notes to Financial Statements.

1224

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Intuitive Surgical, Inc.*	18,408	$9,608,240
Lantheus Holdings, Inc.*	3,492	312,394
Masimo Corp.*	2,392	395,398
Novocure Ltd.*	18,019	536,966
Orchestra BioMed Holdings, Inc. (x)*	9,046	36,184
Penumbra, Inc.*	7,794	1,850,919
PROCEPT BioRobotics Corp.*	6,327	509,450
Sonova Holding AG (Registered)	3,075	1,002,242
Stryker Corp.	19,229	6,923,401

		30,342,658

Health Care Providers & Services (13.9%)
Alignment Healthcare, Inc.*	21,553	242,471
BrightSpring Health Services, Inc. (x)*	28,205	480,331
Cardinal Health, Inc.	4,874	576,448
Cencora, Inc.	2,348	527,549
Centene Corp.*	9,177	555,943
Cigna Group (The)	8,068	2,227,898
Elevance Health, Inc.	8,463	3,122,001
Encompass Health Corp.	900	83,115
GeneDx Holdings Corp., Class A (x)*	744	57,184
HCA Healthcare, Inc.	4,214	1,264,832
Humana, Inc.	1,268	321,704
McKesson Corp.	921	524,887
Molina Healthcare, Inc.*	3,837	1,116,759
Quest Diagnostics, Inc.	4,133	623,504
Tenet Healthcare Corp.*	8,466	1,068,663
UnitedHealth Group, Inc.	19,798	10,015,016

		22,808,305

Health Care Technology (0.1%)
Veeva Systems, Inc., Class A*	700	147,175

Life Sciences Tools & Services (10.8%)
10X Genomics, Inc., Class A*	14,482	207,961
Agilent Technologies, Inc.	6,115	821,489
Bio-Techne Corp.	10,251	738,379
Bruker Corp.	4,397	257,752
Danaher Corp.	26,981	6,193,489
ICON plc*	1,524	319,598
Pacific Biosciences of California, Inc. (x)*	25,532	46,724
Repligen Corp.*	3,493	502,782
Revvity, Inc.	5,506	614,525
Sartorius AG (Preference) (q)	2,262	504,714
Thermo Fisher Scientific, Inc.	14,559	7,574,029

		17,781,442

Pharmaceuticals (19.0%)
Alto Neuroscience, Inc. (x)*	7,991	33,802
Arvinas, Inc.*	8,727	167,297
AstraZeneca plc (ADR)	52,976	3,470,988
Chugai Pharmaceutical Co. Ltd.	20,600	907,236
Eli Lilly and Co.	21,837	16,858,164
EyePoint Pharmaceuticals, Inc. (x)*	11,109	82,762
MBX Biosciences, Inc. (x)*	7,503	138,280
Merck & Co., Inc.	42,510	4,228,895
Novo Nordisk A/S (ADR)	6,069	522,055
Ocular Therapeutix, Inc.*	10,400	88,816
Pharvaris NV (x)*	6,656	127,596
Pliant Therapeutics, Inc.*	10,520	138,548
Rapport Therapeutics, Inc. (x)*	13,777	244,404
Sanofi SA (ADR)	34,904	1,683,420
Septerna, Inc. (x)*	5,311	121,622
Structure Therapeutics, Inc. (ADR) (x)*	9,189	249,206
Tarsus Pharmaceuticals, Inc.*	4,924	272,642
Teva Pharmaceutical Industries Ltd. (ADR)*	16,500	363,660
Third Harmonic Bio, Inc.*	3,477	35,778
UCB SA	1,529	304,409
Verona Pharma plc (ADR)*	18,735	870,053
WaVe Life Sciences Ltd.*	28,177	348,549

		31,258,182

Total Health Care		162,468,341

Materials (0.0%)†
Chemicals (0.0%)†
Ginkgo Bioworks Holdings, Inc., Class A (x)*	1,346	13,218

Total Materials		13,218

Total Common Stocks (99.3%) (Cost $118,899,737)		163,145,072

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
REVOLUTION Medicines, Inc., expiring 12/17/26*	3,127	506

Health Care Providers & Services (0.0%)†
GeneDx Holdings Corp., expiring 7/22/26*	3,332	533

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26(r)*	1,418	—

Total Health Care		1,039

Total Warrants (0.0%)† (Cost $—)		1,039

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	1,208,691	1,208,691

Total Investment Companies		2,508,691

Total Short-Term Investments (1.5%) (Cost $2,508,691)		2,508,691

Total Investments in Securities (100.8%) (Cost $121,408,428)		165,654,802
Other Assets Less Liabilities (-0.8%)		(1,339,902)

Net Assets (100%)		$164,314,900

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

*	Non-income producing.
†	Percent shown is less than 0.05%.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $4,670,396. This was collateralized by $2,295,349 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 1/15/25 – 5/15/54 and by cash of $2,508,691 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Financials	$663,513	$—	$—		$663,513
Health Care	159,666,804	2,801,537	—		162,468,341
Materials	13,218	—	—		13,218
Short-Term Investments
Investment Companies	2,508,691	—	—		2,508,691
Warrants
Health Care	1,039	—	—	(a)	1,039

Total Assets	$162,853,265	$2,801,537	$—		$165,654,802

Total Liabilities	$—	$—	$—		$—

Total	$162,853,265	$2,801,537	$—		$165,654,802

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$76,576,689
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$99,208,571

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,902,854
Aggregate gross unrealized depreciation	(15,948,937)

Net unrealized appreciation	$42,953,917

Federal income tax cost of investments in securities and derivative instruments, if applicable	$122,700,885

For the year ended December 31, 2024, the Portfolio incurred approximately $11 as brokerage commissions with Bernstein Institutional Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $121,408,428)	$165,654,802
Cash	1,190,769
Foreign cash (Cost $326)	307
Dividends, interest and other receivables	118,254
Receivable for Portfolio shares sold	66,525
Receivable for securities sold	26,245
Securities lending income receivable	16,126
Other assets	1,117

Total assets	167,074,145

LIABILITIES
Payable for return of collateral on securities loaned	2,508,691
Investment management fees payable	107,854
Distribution fees payable – Class IB	36,152
Payable for Portfolio shares repurchased	31,830
Administrative fees payable	13,150
Accrued expenses	61,568

Total liabilities	2,759,245

Commitments and contingent liabilities^
NET ASSETS	$164,314,900

Net assets were comprised of:
Paid in capital	$120,447,844
Total distributable earnings (loss)	43,867,056

Net assets	$164,314,900

Class IB
Net asset value, offering and redemption price per share, $164,314,900 / 2,880,716 shares outstanding (unlimited amount authorized: $0.01 par value)	$57.04

(x)	Includes value of securities on loan of $4,670,396.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $11,442 foreign withholding tax)	$1,092,875
Interest	64,025
Securities lending (net)	151,557

Total income	1,308,457

EXPENSES
Investment management fees	1,751,216
Distribution fees – Class IB	460,846
Administrative fees	169,146
Professional fees	67,807
Custodian fees	45,000
Printing and mailing expenses	26,772
Trustees’ fees	6,142
Miscellaneous	3,543

Gross expenses	2,530,472
Less: Waiver from investment manager	(318,576)

Net expenses	2,211,896

NET INVESTMENT INCOME (LOSS)	(903,439)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	11,182,112
Foreign currency transactions	(1,177)

Net realized gain (loss)	11,180,935

Change in unrealized appreciation (depreciation) on:
Investments in securities	(6,121,587)
Foreign currency translations	(3,445)

Net change in unrealized appreciation (depreciation)	(6,125,032)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,055,903

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,152,464

See Notes to Financial Statements.

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(903,439)	$(736,861)
Net realized gain (loss)	11,180,935	4,018,715
Net change in unrealized appreciation (depreciation)	(6,125,032)	3,450,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,152,464	6,732,543

Distributions to shareholders:
Class IB	(9,183,870)	(4,416,165)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 269,231 and 264,208 shares, respectively ]	17,045,956	15,300,303
Capital shares issued in reinvestment of dividends and distributions [ 156,323 and 76,138 shares, respectively ]	9,183,870	4,416,165
Capital shares repurchased [ (637,294) and (562,988) shares, respectively ]	(40,437,851)	(32,491,726)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,208,025)	(12,775,258)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,239,431)	(10,458,880)
NET ASSETS:
Beginning of year	183,554,331	194,013,211

End of year	$164,314,900	$183,554,331

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$59.36		$58.52		$69.08		$65.47		$52.58

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.31)		(0.23)		(0.24)		(0.39)		(0.23)
Net realized and unrealized gain (loss)	1.35		2.53		(9.03)		6.57		14.37

Total from investment operations	1.04		2.30		(9.27)		6.18		14.14

Less distributions:
Distributions from net realized gains	(3.36)		(1.46)		(1.29)		(2.57)		(1.25)

Net asset value, end of year	$57.04		$59.36		$58.52		$69.08		$65.47

Total return	1.58%		3.97%		(13.38)%		9.51%		26.91%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$164,315		$183,554		$194,013		$238,956		$222,733
Ratio of expenses to average net assets:
After waivers (f)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)
Before waivers (f)	1.37%		1.37%		1.36%		1.35%		1.37%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.49)%		(0.40)%		(0.41)%		(0.56)%		(0.42)%
Before waivers (f)	(0.66)%		(0.57)%		(0.57)%		(0.71)%		(0.59)%
Portfolio turnover rate^	42%		43%		23%		31%		36%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

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EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (2.1%)
Verizon Communications, Inc.	795,432	$31,809,326

Total Communication Services		31,809,326

Consumer Discretionary (9.5%)
Automobile Components (1.7%)
Cie Generale des Etablissements Michelin SCA (ADR)	1,587,800	26,024,042

Household Durables (5.6%)
Lennar Corp., Class A	330,452	45,063,740
Sony Group Corp. (ADR) (x)	1,890,195	39,996,526

		85,060,266

Specialty Retail (2.2%)
Lowe’s Cos., Inc.	133,168	32,865,862

Total Consumer Discretionary		143,950,170

Consumer Staples (5.8%)
Beverages (3.6%)
Coca-Cola Co. (The)	504,424	31,405,438
Constellation Brands, Inc., Class A	107,800	23,823,800

		55,229,238

Household Products (2.2%)
Procter & Gamble Co. (The)	194,060	32,534,159

Total Consumer Staples		87,763,397

Energy (3.8%)
Oil, Gas & Consumable Fuels (3.8%)
Coterra Energy, Inc.	1,184,525	30,252,768
TotalEnergies SE (ADR)	500,784	27,292,728

Total Energy		57,545,496

Financials (21.2%)
Banks (9.4%)
Commerce Bancshares, Inc.	285,311	17,777,728
Cullen/Frost Bankers, Inc.	196,184	26,337,702
Mitsubishi UFJ Financial Group, Inc. (ADR) (x)	2,460,157	28,833,040
PNC Financial Services Group, Inc. (The)	168,300	32,456,655
US Bancorp	766,890	36,680,349

		142,085,474

Capital Markets (6.4%)
Ameriprise Financial, Inc.	112,558	59,929,256
Blackstone, Inc.	215,171	37,099,784

		97,029,040

Consumer Finance (3.3%)
Capital One Financial Corp.	276,800	49,358,976

Insurance (2.1%)
American International Group, Inc.	444,131	32,332,737

Total Financials		320,806,227

Health Care (10.0%)
Biotechnology (2.3%)
Amgen, Inc.	131,032	34,152,180

Health Care Equipment & Supplies (3.5%)
Alcon AG	370,256	31,431,032
Medtronic plc	269,834	21,554,340

		52,985,372

Life Sciences Tools & Services (2.2%)
Danaher Corp.	145,885	33,487,902

Pharmaceuticals (2.0%)
Merck & Co., Inc.	307,800	30,619,944

Total Health Care		151,245,398

Industrials (12.4%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	114,747	30,234,687

Industrial Conglomerates (2.3%)
Honeywell International, Inc.	152,782	34,511,926

Machinery (8.1%)
Oshkosh Corp.	207,862	19,761,440
Parker-Hannifin Corp.	110,500	70,281,315
Xylem, Inc.	288,196	33,436,500

		123,479,255

Total Industrials		188,225,868

Information Technology (15.5%)
Electronic Equipment, Instruments & Components (2.1%)
Teledyne Technologies, Inc.*	66,529	30,878,105

Semiconductors & Semiconductor Equipment (4.3%)
Microchip Technology, Inc.	485,169	27,824,442
QUALCOMM, Inc.	244,302	37,529,673

		65,354,115

Software (9.1%)
Adobe, Inc.*	87,213	38,781,877
ANSYS, Inc.*	122,775	41,415,691
Microsoft Corp.	136,111	57,370,786

		137,568,354

Total Information Technology		233,800,574

Materials (10.5%)
Chemicals (7.8%)
Corteva, Inc.	799,728	45,552,507
Ecolab, Inc.	156,121	36,582,273
RPM International, Inc.	297,100	36,561,126

		118,695,906

Construction Materials (2.7%)
Martin Marietta Materials, Inc.	79,100	40,855,150

Total Materials		159,551,056

Real Estate (1.6%)
Residential REITs (1.6%)
Equity LifeStyle Properties, Inc. (REIT)	363,574	24,214,028

Total Real Estate		24,214,028

Utilities (6.6%)
Electric Utilities (2.1%)
Xcel Energy, Inc.	459,100	30,998,432

Gas Utilities (2.5%)
Atmos Energy Corp.	276,792	38,548,822

See Notes to Financial Statements.

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EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Water Utilities (2.0%)
American Water Works Co., Inc.	237,929	$29,619,781

Total Utilities		99,167,035

Total Common Stocks (99.0%) (Cost $1,220,873,608)		1,498,078,575

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	147,248	147,248

Total Short-Term Investments (0.0%)† (Cost $147,248)		147,248

Total Investments in Securities (99.0%) (Cost $1,221,020,856)		1,498,225,823
Other Assets Less Liabilities (1.0%)		14,912,070

Net Assets (100%)		$1,513,137,893

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $2,517,725. This was collateralized by $2,428,559 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 1/31/25 – 5/15/54 and by cash of $147,248 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,809,326	$—	$—	$31,809,326
Consumer Discretionary	143,950,170	—	—	143,950,170
Consumer Staples	87,763,397	—	—	87,763,397
Energy	57,545,496	—	—	57,545,496
Financials	320,806,227	—	—	320,806,227
Health Care	151,245,398	—	—	151,245,398
Industrials	188,225,868	—	—	188,225,868
Information Technology	233,800,574	—	—	233,800,574
Materials	159,551,056	—	—	159,551,056
Real Estate	24,214,028	—	—	24,214,028
Utilities	99,167,035	—	—	99,167,035
Short-Term Investments
Investment Companies	147,248	—	—	147,248

Total Assets	$1,498,225,823	$—	$—	$1,498,225,823

Total Liabilities	$—	$—	$—	$—

Total	$1,498,225,823	$—	$—	$1,498,225,823

The Portfolio held no derivatives contracts during the year ended December 31, 2024.

See Notes to Financial Statements.

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EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$166,400,214
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$326,678,122

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$318,282,027
Aggregate gross unrealized depreciation	(41,077,742)

Net unrealized appreciation	$277,204,285

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,221,021,538

For the year ended December 31, 2024, the Portfolio incurred approximately $2,846 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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EQ/VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $1,221,020,856)	$1,498,225,823
Cash	15,069,075
Dividends, interest and other receivables	1,511,151
Receivable for Portfolio shares sold	165,861
Securities lending income receivable	2,248
Other assets	7,017

Total assets	1,514,981,175

LIABILITIES
Investment management fees payable	727,399
Payable for Portfolio shares repurchased	479,486
Distribution fees payable – Class IB	271,138
Payable for return of collateral on securities loaned	147,248
Administrative fees payable	120,536
Trustees’ fees payable	430
Accrued expenses	97,045

Total liabilities	1,843,282

Commitments and contingent liabilities^
NET ASSETS	$1,513,137,893

Net assets were comprised of:
Paid in capital	$1,231,385,982
Total distributable earnings (loss)	281,751,911

Net assets	$1,513,137,893

Class IB
Net asset value, offering and redemption price per share, $1,238,582,257 / 54,952,430 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.54

Class K
Net asset value, offering and redemption price per share, $274,555,636 / 12,222,670 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.46

(x)	Includes value of securities on loan of $2,517,725.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $926,139 foreign withholding tax)	$26,910,454
Interest	1,239,265
Securities lending (net)	51,267

Total income	28,200,986

EXPENSES
Investment management fees	8,724,733
Distribution fees – Class IB (a)	3,081,076
Administrative fees	1,459,987
Printing and mailing expenses	193,275
Distribution fees – Class IA (a)	154,635
Professional fees	109,290
Custodian fees	66,300
Trustees’ fees	52,773
Miscellaneous	31,375

Total expenses	13,873,444

NET INVESTMENT INCOME (LOSS)	14,327,542

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	63,616,353

Net change in unrealized appreciation (depreciation) on investments in securities	36,405,854

NET REALIZED AND UNREALIZED GAIN (LOSS)	100,022,207

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$114,349,749

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,327,542	$17,979,514
Net realized gain (loss)	63,616,353	(2,082,717)
Net change in unrealized appreciation (depreciation)	36,405,854	255,223,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	114,349,749	271,120,275

Distributions to shareholders:
Class IA	—	(1,631,847)
Class IB	(58,189,806)	(14,031,354)
Class K	(13,634,863)	(4,945,054)

Total distributions to shareholders	(71,824,669)	(20,608,255)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 45,972 and 158,581 shares, respectively ]	1,035,156	3,124,773
Capital shares issued in reinvestment of dividends and distributions [ 0 and 76,768 shares, respectively ]	—	1,631,847
Capital shares repurchased in connection with share class combination (Note 1) [ (5,508,760) and 0 shares, respectively ]	(127,832,717)	—
Capital shares repurchased [ (536,019) and (1,035,125) shares, respectively ]	(12,176,031)	(20,319,404)

Total Class IA transactions	(138,973,592)	(15,562,784)

Class IB
Capital shares sold [ 937,547 and 1,230,316 shares, respectively ]	21,947,487	24,353,323
Capital shares issued in connection with share class combination (Note 1) [ 5,485,491 and 0 shares, respectively ]	127,832,717	—
Capital shares issued in reinvestment of dividends and distributions [ 2,483,536 and 657,188 shares, respectively ]	58,189,806	14,031,354
Capital shares repurchased [ (5,695,557) and (4,589,156) shares, respectively ]	(134,141,473)	(91,085,945)

Total Class IB transactions	73,828,537	(52,701,268)

Class K
Capital shares sold [ 156,036 and 281,684 shares, respectively ]	3,678,377	5,536,222
Capital shares issued in reinvestment of dividends and distributions [ 583,984 and 231,748 shares, respectively ]	13,634,863	4,945,054
Capital shares repurchased [ (3,536,781) and (2,689,735) shares, respectively ]	(81,337,673)	(54,219,448)

Total Class K transactions	(64,024,433)	(43,738,172)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(129,169,488)	(112,002,224)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(86,644,408)	138,509,796
NET ASSETS:
Beginning of year	1,599,782,301	1,461,272,505

End of year	$1,513,137,893	$1,599,782,301

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024	2023	2022	2021	2020
Net asset value, beginning of year	$22.01	$18.65	$22.71	$22.01	$23.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20	0.23	0.19	0.17	0.36
Net realized and unrealized gain (loss)	1.43	3.41	(3.62)	5.36	0.19

Total from investment operations	1.63	3.64	(3.43)	5.53	0.55

Less distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.21)	(0.17)	(0.38)
Distributions from net realized gains	(0.87)	(0.04)	(0.42)	(4.66)	(1.69)

Total dividends and distributions	(1.10)	(0.28)	(0.63)	(4.83)	(2.07)

Net asset value, end of year	$22.54	$22.01	$18.65	$22.71	$22.01

Total return	7.24%	19.52%	(15.11)%	25.38%	2.81%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,238,582	$1,138,830	$1,015,421	$1,260,851	$1,064,449
Ratio of expenses to average net assets (f)	0.92%	0.92%	0.91%	0.91%	0.95%
Ratio of net investment income (loss) to average net assets (f)	0.85%	1.15%	0.95%	0.68%	1.78%
Portfolio turnover rate^	11%	7%	15%	106%	88%

	Year Ended December 31,
Class K	2024	2023	2022	2021	2020
Net asset value, beginning of year	$21.94	$18.58	$22.63	$21.94	$23.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.28	0.24	0.23	0.42
Net realized and unrealized gain (loss)	1.42	3.41	(3.61)	5.35	0.18

Total from investment operations	1.68	3.69	(3.37)	5.58	0.60

Less distributions:
Dividends from net investment income	(0.29)	(0.29)	(0.26)	(0.23)	(0.43)
Distributions from net realized gains	(0.87)	(0.04)	(0.42)	(4.66)	(1.69)

Total dividends and distributions	(1.16)	(0.33)	(0.68)	(4.89)	(2.12)

Net asset value, end of year	$22.46	$21.94	$18.58	$22.63	$21.94

Total return	7.48%	19.87%	(14.86)%	25.68%	3.05%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$274,556	$329,477	$319,580	$410,047	$388,170
Ratio of expenses to average net assets (f)	0.67%	0.67%	0.66%	0.66%	0.70%
Ratio of net investment income (loss) to average net assets (f)	1.10%	1.40%	1.20%	0.93%	2.04%
Portfolio turnover rate^	11%	7%	15%	106%	88%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (87.9%)
Energy Equipment & Services (4.2%)
Schlumberger NV	66,524	$2,550,530
Tenaris SA	71,160	1,332,449
Tenaris SA (ADR)	41,507	1,568,550

		5,451,529

Oil, Gas & Consumable Fuels (83.7%)
Antero Resources Corp.*	43,204	1,514,300
ARC Resources Ltd.	204,305	3,705,333
BP plc (ADR)	51,661	1,527,099
Cameco Corp.	18,080	929,131
Canadian Natural Resources Ltd.	52,394	1,617,403
Cenovus Energy, Inc.	202,064	3,061,270
Cheniere Energy, Inc.	17,404	3,739,598
Chevron Corp.	36,227	5,247,119
ConocoPhillips	31,743	3,147,953
Coterra Energy, Inc.	159,333	4,069,365
Diamondback Energy, Inc.	22,119	3,623,756
Enbridge, Inc.	44,514	1,889,317
EOG Resources, Inc.	30,483	3,736,606
EQT Corp.	90,888	4,190,846
Equinor ASA	158,915	3,721,691
Equinor ASA (ADR)	38,307	907,493
Expand Energy Corp. (x)	39,989	3,980,905
Exxon Mobil Corp.	82,939	8,921,748
Hess Corp.	46,532	6,189,221
LUKOIL PJSC (ADR) (r)*	41,176	—
Marathon Petroleum Corp.	41,692	5,816,034
ONEOK, Inc.	16,030	1,609,412
Petroleo Brasileiro SA	383,580	2,453,159
Phillips 66	16,685	1,900,922
Shell plc	375,161	11,628,882
Shell plc (ADR)	16,826	1,054,149
Targa Resources Corp.	23,930	4,271,505
TotalEnergies SE	103,233	5,707,062
TotalEnergies SE (ADR)	48,496	2,643,032
Williams Cos., Inc. (The)	116,051	6,280,680

		109,084,991

Total Energy		114,536,520

Materials (0.5%)
Metals & Mining (0.5%)
Glencore plc	139,028	615,089

Total Materials		615,089

Utilities (10.4%)
Electric Utilities (6.0%)
American Electric Power Co., Inc.	14,486	1,336,044
Duke Energy Corp.	9,164	987,329
Edison International	11,803	942,352
Enel SpA	94,321	672,800
Iberdrola SA	77,656	1,069,852
NextEra Energy, Inc.	23,660	1,696,185
Southern Co. (The)	12,697	1,045,217

		7,749,779

Independent Power and Renewable Electricity Producers (0.8%)
China Longyuan Power Group Corp. Ltd., Class H	782,555	648,884
RWE AG	13,886	414,600

		1,063,484

Multi-Utilities (3.6%)
Engie SA	80,665	1,279,255
National Grid plc	79,041	940,039
Sempra	28,847	2,530,459

		4,749,753

Total Utilities		13,563,016

Total Investments in Securities (98.8%) (Cost $102,444,973)		128,714,625
Other Assets Less Liabilities (1.2%)		1,503,795

Net Assets (100%)		$130,218,420

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.
(x)

All or a portion of security is on loan at December 31, 2024, the Portfolio had loaned securities with a total value of $5,575. This was collateralized by $5,730 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 1/31/25 – 5/15/54.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	0.5%
Brazil	1.9
Canada	8.6
China	0.5
France	7.4
Germany	0.3
Italy	0.5
Norway	3.5
Russia	0.0 #
Spain	0.8
United Kingdom	0.7
United States	74.1
Cash and Other	1.2

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$92,146,436	$22,390,084	$—	(a)	$114,536,520
Materials	—	615,089	—		615,089
Utilities	8,537,586	5,025,430	—		13,563,016

Total Assets	$100,684,022	$28,030,603	$—		$128,714,625

Total Liabilities	$—	$—	$—		$—

Total	$100,684,022	$28,030,603	$—		$128,714,625

(a)	Value is zero.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$5,773	$5,773

Total	$5,773	$5,773

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value sold — in USD	$18,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$55,427,832
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$65,437,023

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,876,709
Aggregate gross unrealized depreciation	(4,768,488)

Net unrealized appreciation	$26,108,221

Federal income tax cost of investments in securities and derivative instruments, if applicable	$102,606,404

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $102,444,973)	$128,714,625
Cash	1,449,627
Dividends, interest and other receivables	212,495
Receivable for Portfolio shares sold	10,049
Securities lending income receivable	200
Other assets	797

Total assets	130,387,793

LIABILITIES
Investment management fees payable	73,793
Distribution fees payable – Class IB	27,733
Payable for Portfolio shares repurchased	10,956
Administrative fees payable	10,087
Foreign currency overdraft payable	2,835
Accrued expenses	43,969

Total liabilities	169,373

Commitments and contingent liabilities^
NET ASSETS	$130,218,420

Net assets were comprised of:
Paid in capital	$138,597,766
Total distributable earnings (loss)	(8,379,346)

Net assets	$130,218,420

Class IB
Net asset value, offering and redemption price per share, $130,218,420 / 31,331,641 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.16

(x)	Includes value of securities on loan of $5,575.

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $306,185 foreign withholding tax)	$5,134,636
Interest	71,330
Securities lending (net)	16,020

Total income	5,221,986

EXPENSES
Investment management fees	1,167,702
Distribution fees – Class IB	343,443
Administrative fees	126,043
Professional fees	70,820
Custodian fees	37,300
Printing and mailing expenses	30,737
Trustees’ fees	4,635
Miscellaneous	11,307

Gross expenses	1,791,987
Less: Waiver from investment manager	(157,066)

Net expenses	1,634,921

NET INVESTMENT INCOME (LOSS)	3,587,065

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	12,739,825
Forward foreign currency contracts	5,773
Foreign currency transactions	(19,375)

Net realized gain (loss)	12,726,223

Change in unrealized appreciation (depreciation) on:
Investments in securities	(7,277,098)
Foreign currency translations	(1,729)

Net change in unrealized appreciation (depreciation)	(7,278,827)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,447,396

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,034,461

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,587,065	$4,467,836
Net realized gain (loss)	12,726,223	5,460,494
Net change in unrealized appreciation (depreciation)	(7,278,827)	(2,381,994)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,034,461	7,546,336

Distributions to shareholders:
Class IB	(3,586,026)	(4,419,289)

Tax return of capital:
Class IB	(103,538)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 7,181,430 and 7,358,146 shares, respectively ]	30,755,731	29,271,284
Capital shares issued in reinvestment of dividends [ 871,648 and 1,105,133 shares, respectively ]	3,689,564	4,419,289
Capital shares repurchased [ (10,367,098) and (12,392,352) shares, respectively ]	(44,556,188)	(48,769,903)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,110,893)	(15,079,330)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,765,996)	(11,952,283)
NET ASSETS:
Beginning of year	134,984,416	146,936,699

End of year	$130,218,420	$134,984,416

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022		2021		2020
Net asset value, beginning of year	$4.01		$3.91		$3.07		$2.34		$3.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.13		0.16		0.10		0.08
Net realized and unrealized gain (loss)	0.16		0.10		0.84		0.73		(1.52)

Total from investment operations	0.27		0.23		1.00		0.83		(1.44)

Less distributions:
Dividends from net investment income	(0.12)		(0.13)		(0.16)		(0.10)		(0.07)
Return of capital	—	#	—		—		—		(0.01)

Total dividends and distributions	(0.12)		(0.13)		(0.16)		(0.10)		(0.08)

Net asset value, end of year	$4.16		$4.01		$3.91		$3.07		$2.34

Total return	6.72%		5.99%		32.53%		35.48%		(37.39)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$130,218		$134,984		$146,937		$89,838		$60,888
Ratio of expenses to average net assets:
After waivers (f)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)
Before waivers (f)	1.30%		1.31%		1.29%		1.33%		1.42%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.61%		3.23%		4.41%		3.41%		3.17%
Before waivers (f)	2.50%		3.12%		4.31%		3.26%		2.94%
Portfolio turnover rate^	41%		21%		17%		16%		71%
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (0.0%)†
Cogent Communications Holdings, Inc.	600	$46,242
Globalstar, Inc.(x)*	21,800	45,126
Iridium Communications, Inc.	2,400	69,648

		161,016

Entertainment (1.1%)
Cinemark Holdings, Inc.*	1,200	37,176
Liberty Media Corp.-Liberty Formula One, Class C*	1,000	92,660
Live Nation Entertainment, Inc.*	2,200	284,900
Netflix, Inc.*	20,233	18,034,077
ROBLOX Corp., Class A*	6,900	399,234
Roku, Inc.*	500	37,170
Spotify Technology SA*	2,000	894,760
TKO Group Holdings, Inc., Class A*	300	42,633

		19,822,610

Interactive Media & Services (7.3%)
Alphabet, Inc., Class A	287,803	54,481,108
Alphabet, Inc., Class C	65,975	12,564,279
Cargurus, Inc., Class A*	1,200	43,848
Meta Platforms, Inc., Class A	86,841	50,846,274
Pinterest, Inc., Class A*	8,200	237,800
Reddit, Inc., Class A*	78,000	12,748,320
Trump Media & Technology Group Corp.(x)*	1,300	44,330

		130,965,959

Media (0.9%)
Liberty Broadband Corp., Class C*	500	37,380
Nexstar Media Group, Inc., Class A	200	31,594
Trade Desk, Inc. (The), Class A*	131,600	15,466,948

		15,535,922

Total Communication Services		166,485,507

Consumer Discretionary (11.0%)
Automobile Components (0.0%)†
Dorman Products, Inc.*	400	51,820
Modine Manufacturing Co.*	700	81,151

		132,971

Automobiles (1.9%)
Tesla, Inc.*	82,170	33,183,533

Broadline Retail (4.6%)
Amazon.com, Inc.*	355,150	77,916,359
Coupang, Inc., Class A*	130,893	2,877,028
Etsy, Inc.*	1,000	52,890
MercadoLibre, Inc.*	948	1,612,017

		82,458,294

Distributors (0.0%)†
Pool Corp.	512	174,561

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	400	44,340
Duolingo, Inc., Class A*	500	162,115
Frontdoor, Inc.*	1,100	60,137
Grand Canyon Education, Inc.*	300	49,140
H&R Block, Inc.	700	36,988
Stride, Inc.*	600	62,358

		415,078

Hotels, Restaurants & Leisure (3.6%)
Airbnb, Inc., Class A*	6,200	814,742
Booking Holdings, Inc.	1,455	7,229,051
Brinker International, Inc.*	500	66,145
Cava Group, Inc.*	137,800	15,543,840
Chipotle Mexican Grill, Inc.*	109,350	6,593,805
Choice Hotels International, Inc. (x)	300	42,594
Churchill Downs, Inc.	900	120,186
Darden Restaurants, Inc.	900	168,021
Domino’s Pizza, Inc.	208	87,310
DoorDash, Inc., Class A*	96,773	16,233,671
DraftKings, Inc., Class A*	6,100	226,920
Dutch Bros, Inc., Class A*	246,900	12,932,622
Expedia Group, Inc.*	1,700	316,761
Global Business Travel Group I*	4,400	40,832
Hilton Worldwide Holdings, Inc.	1,700	420,172
Hyatt Hotels Corp., Class A	300	47,094
Las Vegas Sands Corp.	5,500	282,480
Light & Wonder, Inc.*	1,300	112,294
McDonald’s Corp.	668	193,647
Norwegian Cruise Line Holdings Ltd.*	6,500	167,245
Planet Fitness, Inc., Class A*	600	59,322
Red Rock Resorts, Inc., Class A	800	36,992
Royal Caribbean Cruises Ltd.	1,100	253,759
Shake Shack, Inc., Class A*	500	64,900
Six Flags Entertainment Corp.	900	43,371
Starbucks Corp.	11,953	1,090,711
Sweetgreen, Inc., Class A*	1,300	41,678
Texas Roadhouse, Inc., Class A	900	162,387
United Parks & Resorts, Inc.*	700	39,333
Vail Resorts, Inc.	400	74,980
Wendy’s Co. (The)	2,300	37,490
Wingstop, Inc.	400	113,680
Wyndham Hotels & Resorts, Inc.	400	40,316
Wynn Resorts Ltd.	400	34,464
Yum! Brands, Inc.	1,500	201,240

		63,934,055

Household Durables (0.0%)†
Cavco Industries, Inc.*	100	44,623
Champion Homes, Inc.*	400	35,240
Installed Building Products, Inc.	300	52,575
KB Home	500	32,860
SharkNinja, Inc.*	400	38,944
Tempur Sealy International, Inc.	2,600	147,394
TopBuild Corp.*	100	31,134
Tri Pointe Homes, Inc.*	1,000	36,260

		419,030

Leisure Products (0.0%)†
Acushnet Holdings Corp. (x)	600	42,648
Hasbro, Inc.	2,100	117,411
Peloton Interactive, Inc., Class A*	4,400	38,280
YETI Holdings, Inc.*	1,000	38,510

		236,849

See Notes to Financial Statements.

1241

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Specialty Retail (0.7%)
Abercrombie & Fitch Co., Class A*	700	$104,629
American Eagle Outfitters, Inc.	2,100	35,007
AutoZone, Inc.*	191	611,582
Boot Barn Holdings, Inc.*	400	60,728
Burlington Stores, Inc.*	900	256,554
CarMax, Inc.*	500	40,880
Carvana Co.*	500	101,680
Dick’s Sporting Goods, Inc.	200	45,768
Five Below, Inc.*	600	62,976
Floor & Decor Holdings, Inc., Class A*	500	49,850
Home Depot, Inc. (The)	10,774	4,190,978
Leslie’s, Inc.*	8,133	18,136
Murphy USA, Inc.	300	150,525
O’Reilly Automotive, Inc.*	696	825,317
RH*	100	39,359
Ross Stores, Inc.	19,966	3,020,257
TJX Cos., Inc. (The)	9,086	1,097,680
Tractor Supply Co.	7,640	405,378
Ulta Beauty, Inc.*	604	262,698
Urban Outfitters, Inc.*	800	43,904
Valvoline, Inc.*	1,800	65,124
Victoria’s Secret & Co.*	1,366	56,580
Williams-Sonoma, Inc.	1,000	185,180

		11,730,770

Textiles, Apparel & Luxury Goods (0.2%)
Crocs, Inc.*	400	43,812
Deckers Outdoor Corp.*	2,100	426,489
Hanesbrands, Inc.*	4,800	39,072
Kontoor Brands, Inc.	700	59,787
Lululemon Athletica, Inc.*	5,874	2,246,276
NIKE, Inc., Class B	10,115	765,402
Skechers USA, Inc., Class A*	600	40,344
Steven Madden Ltd.	1,000	42,520

		3,663,702

Total Consumer Discretionary		196,348,843

Consumer Staples (1.3%)
Beverages (0.3%)
Celsius Holdings, Inc.*	3,000	79,020
Coca-Cola Co. (The)	30,196	1,880,003
Monster Beverage Corp.*	7,746	407,130
National Beverage Corp.	800	34,136
PepsiCo, Inc.	14,718	2,238,019
Primo Brands Corp.	1,400	43,078

		4,681,386

Consumer Staples Distribution & Retail (0.9%)
Casey’s General Stores, Inc.	100	39,623
Costco Wholesale Corp.	12,286	11,257,293
Performance Food Group Co.*	500	42,275
PriceSmart, Inc.	500	46,085
Sprouts Farmers Market, Inc.*	1,400	177,898
Sysco Corp.	4,366	333,824
Target Corp.	27,210	3,678,248

		15,575,246

Food Products (0.0%)†
Freshpet, Inc.*	300	44,433
Hershey Co. (The)	238	40,305
J & J Snack Foods Corp.	200	31,026
Lamb Weston Holdings, Inc.	600	40,098
Lancaster Colony Corp.	300	51,942
Pilgrim’s Pride Corp.*	800	36,312
Simply Good Foods Co. (The)*	1,200	46,776

		290,892

Household Products (0.1%)
Clorox Co. (The)	1,684	273,499
Colgate-Palmolive Co.	6,300	572,733
Kimberly-Clark Corp.	2,000	262,080
Procter & Gamble Co. (The)	7,200	1,207,080
WD-40 Co.	200	48,536

		2,363,928

Personal Care Products (0.0%)†
e.l.f. Beauty, Inc.*	700	87,885
Estee Lauder Cos., Inc. (The), Class A	1,282	96,124
Interparfums, Inc.	300	39,453

		223,462

Total Consumer Staples		23,134,914

Energy (0.2%)
Energy Equipment & Services (0.1%)
Archrock, Inc.	2,200	54,758
Cactus, Inc., Class A	900	52,524
ChampionX Corp.	3,900	106,041
Noble Corp. plc	1,200	37,680
Schlumberger NV	40,445	1,550,661
Valaris Ltd.*	900	39,816
Weatherford International plc	1,000	71,630

		1,913,110

Oil, Gas & Consumable Fuels (0.1%)
Antero Midstream Corp.	2,700	40,743
Cheniere Energy, Inc.	1,700	365,279
Civitas Resources, Inc.	800	36,696
EQT Corp.	900	41,499
Hess Corp.	2,500	332,525
Magnolia Oil & Gas Corp., Class A	2,200	51,436
Matador Resources Co.	700	39,382
New Fortress Energy, Inc.	4,200	63,504
Permian Resources Corp.	2,700	38,826
Targa Resources Corp.	3,100	553,350
Texas Pacific Land Corp. (x)	300	331,788
Uranium Energy Corp.*	5,400	36,126
Viper Energy, Inc., Class A	800	39,256

		1,970,410

Total Energy		3,883,520

Financials (6.3%)
Banks (0.2%)
Axos Financial, Inc.*	500	34,925
Bancorp, Inc. (The)*	700	36,841
Bank of America Corp.	83,080	3,651,366
First Financial Bankshares, Inc.	1,800	64,890
NU Holdings Ltd., Class A*	45,100	467,236
Popular, Inc.	400	37,624
ServisFirst Bancshares, Inc.	400	33,896
Triumph Financial, Inc.*	400	36,352

		4,363,130

See Notes to Financial Statements.

1242

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Capital Markets (1.5%)
Ameriprise Financial, Inc.	1,300	$692,159
Ares Management Corp., Class A	2,500	442,575
Blackstone, Inc.	76,500	13,190,130
Blue Owl Capital, Inc., Class A	7,100	165,146
Charles Schwab Corp. (The)	27,111	2,006,485
Cohen & Steers, Inc.	400	36,936
Coinbase Global, Inc., Class A*	2,200	546,260
FactSet Research Systems, Inc.	176	84,529
Goldman Sachs Group, Inc. (The)	1,200	687,144
Hamilton Lane, Inc., Class A	500	74,025
Houlihan Lokey, Inc., Class A	200	34,732
Jefferies Financial Group, Inc.	700	54,880
KKR & Co., Inc.	2,600	384,566
Lazard, Inc.	1,400	72,072
LPL Financial Holdings, Inc.	1,100	359,161
Moelis & Co., Class A	1,000	73,880
Moody’s Corp.	2,197	1,039,994
Morgan Stanley	1,200	150,864
Morningstar, Inc.	400	134,704
MSCI, Inc.	669	401,407
Piper Sandler Cos.	200	59,990
PJT Partners, Inc., Class A	300	47,343
S&P Global, Inc.	8,370	4,168,511
StepStone Group, Inc., Class A	800	46,304
TPG, Inc., Class A	600	37,704
Tradeweb Markets, Inc., Class A	11,214	1,468,137
Victory Capital Holdings, Inc., Class A	600	39,276
XP, Inc., Class A	3,000	35,550

		26,534,464

Consumer Finance (0.1%)
Ally Financial, Inc.	1,100	39,611
American Express Co.	2,820	836,948
Credit Acceptance Corp.*	100	46,946
FirstCash Holdings, Inc.	500	51,800
SoFi Technologies, Inc. (x)*	2,600	40,040
Upstart Holdings, Inc.*	1,000	61,570

		1,076,915

Financial Services (4.0%)
Affirm Holdings, Inc., Class A*	143,646	8,748,041
Apollo Global Management, Inc.	28,060	4,634,390
Block, Inc., Class A*	38,880	3,304,411
Corpay, Inc.*	906	306,609
Fiserv, Inc.*	48,458	9,954,242
Flywire Corp.*	1,800	37,116
Mastercard, Inc., Class A	32,285	17,000,312
Mr Cooper Group, Inc.*	400	38,404
NCR Atleos Corp.*	1,200	40,704
Payoneer Global, Inc.*	4,000	40,160
PennyMac Financial Services, Inc.	400	40,856
Remitly Global, Inc.*	2,000	45,140
Shift4 Payments, Inc., Class A (x)*	800	83,024
StoneCo Ltd., Class A*	4,300	34,271
Toast, Inc., Class A*	6,400	233,280
Visa, Inc., Class A	83,346	26,340,670
Walker & Dunlop, Inc.	400	38,884
Western Union Co. (The)	3,800	40,280
WEX, Inc.*	200	35,064

		70,995,858

Insurance (0.5%)
Allstate Corp. (The)	600	115,674
Arthur J Gallagher & Co.	200	56,770
Baldwin Insurance Group, Inc. (The), Class A*	900	34,884
Brown & Brown, Inc.	1,500	153,030
Everest Group Ltd.	100	36,246
Goosehead Insurance, Inc., Class A*	300	32,166
Kinsale Capital Group, Inc.	300	139,539
Lemonade, Inc.*	900	33,012
Marsh & McLennan Cos., Inc.	1,001	212,623
Oscar Health, Inc., Class A*	2,600	34,944
Palomar Holdings, Inc.*	400	42,236
Progressive Corp. (The)	33,700	8,074,857
RLI Corp.	200	32,966
Ryan Specialty Holdings, Inc., Class A	1,800	115,488
Selective Insurance Group, Inc.	700	65,464
Trupanion, Inc. (x)*	800	38,560

		9,218,459

Total Financials		112,188,826

Health Care (6.9%)
Biotechnology (1.5%)
AbbVie, Inc.	10,379	1,844,348
ACADIA Pharmaceuticals, Inc.*	4,400	80,740
ADMA Biologics, Inc.*	3,000	51,450
Alkermes plc*	2,200	63,272
Alnylam Pharmaceuticals, Inc.*	1,600	376,496
Amgen, Inc.	5,720	1,490,861
Amicus Therapeutics, Inc.*	4,200	39,564
Apellis Pharmaceuticals, Inc.*	1,700	54,247
Arcellx, Inc.*	600	46,014
Argenx SE (ADR)*	3,755	2,309,325
Arrowhead Pharmaceuticals, Inc.*	1,600	30,080
Ascendis Pharma A/S (ADR)*	52,600	7,241,442
Avidity Biosciences, Inc.*	1,500	43,620
Biohaven Ltd.*	1,000	37,350
Blueprint Medicines Corp.*	1,200	104,664
Bridgebio Pharma, Inc.*	1,600	43,904
Catalyst Pharmaceuticals, Inc.*	1,900	39,653
Crinetics Pharmaceuticals, Inc.*	1,200	61,356
Cytokinetics, Inc.*	800	37,632
Denali Therapeutics, Inc.*	2,700	55,026
Dyne Therapeutics, Inc.*	1,400	32,984
Exact Sciences Corp.*	1,000	56,190
Exelixis, Inc.*	3,200	106,560
Geron Corp.*	10,400	36,816
Halozyme Therapeutics, Inc.*	1,700	81,277
ImmunityBio, Inc. (x)*	8,500	21,760
Immunovant, Inc.*	1,500	37,155
Incyte Corp.*	592	40,889
Insmed, Inc.*	2,200	151,888
Ionis Pharmaceuticals, Inc.*	2,500	87,400
Iovance Biotherapeutics, Inc.*	4,600	34,040
Ironwood Pharmaceuticals, Inc., Class A*	8,500	37,655
Keros Therapeutics, Inc.*	700	11,081
Krystal Biotech, Inc.*	300	46,998
Kymera Therapeutics, Inc.*	900	36,207

See Notes to Financial Statements.

1243

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Legend Biotech Corp. (ADR)(x)*	102,019	$3,319,698
Madrigal Pharmaceuticals, Inc. (x)*	200	61,714
Natera, Inc.*	8,100	1,282,230
Neurocrine Biosciences, Inc.*	1,346	183,729
Novavax, Inc. (x)*	2,200	17,688
Nuvalent, Inc., Class A*	500	39,140
Protagonist Therapeutics, Inc.*	1,000	38,600
PTC Therapeutics, Inc.*	800	36,112
Recursion Pharmaceuticals, Inc., Class A (x)*	5,500	37,180
Regeneron Pharmaceuticals, Inc.*	132	94,028
REVOLUTION Medicines, Inc.*	1,300	56,862
Rhythm Pharmaceuticals, Inc.*	700	39,186
Sarepta Therapeutics, Inc.*	1,200	145,908
Scholar Rock Holding Corp.*	1,100	47,542
Soleno Therapeutics, Inc.*	800	35,960
SpringWorks Therapeutics, Inc. (x)*	1,000	36,130
Summit Therapeutics, Inc. (x)*	2,300	41,044
TG Therapeutics, Inc.*	185,300	5,577,530
Twist Bioscience Corp.*	800	37,176
Ultragenyx Pharmaceutical, Inc.*	1,200	50,484
Vaxcyte, Inc.*	1,600	130,976
Vera Therapeutics, Inc., Class A*	800	33,832
Vericel Corp.*	700	38,437
Vertex Pharmaceuticals, Inc.*	1,844	742,579
Viking Therapeutics, Inc. (x)*	1,400	56,336

		27,050,045

Health Care Equipment & Supplies (2.6%)
Align Technology, Inc.*	620	129,276
Becton Dickinson & Co.	9,179	2,082,440
Dexcom, Inc.*	55,220	4,294,459
Edwards Lifesciences Corp.*	1,666	123,334
GE HealthCare Technologies, Inc.	566	44,250
Glaukos Corp.*	81,700	12,250,098
Haemonetics Corp.*	700	54,656
IDEXX Laboratories, Inc.*	1,200	496,128
Inari Medical, Inc.*	800	40,840
Inspire Medical Systems, Inc.*	500	92,690
Insulet Corp.*	976	254,804
Integer Holdings Corp.*	300	39,756
Intuitive Surgical, Inc.*	35,360	18,456,506
iRhythm Technologies, Inc.*	900	81,153
Lantheus Holdings, Inc.*	1,200	107,352
LivaNova plc*	800	37,048
Masimo Corp.*	300	49,590
Merit Medical Systems, Inc.*	800	77,376
Novocure Ltd.*	1,800	53,640
Penumbra, Inc.*	500	118,740
PROCEPT BioRobotics Corp.*	600	48,312
ResMed, Inc.	679	155,281
Sonova Holding AG (ADR)	27,678	1,800,177
STAAR Surgical Co.*	1,400	34,006
Stryker Corp.	13,461	4,846,633
TransMedics Group, Inc. (x)*	500	31,175

		45,799,720

Health Care Providers & Services (1.1%)
agilon health, Inc.*	4,800	9,120
Alignment Healthcare, Inc.*	3,300	37,125
Astrana Health, Inc.*	900	28,377
BrightSpring Health Services, Inc. (x)*	2,200	37,466
Cardinal Health, Inc.	2,000	236,540
Cencora, Inc.	2,400	539,232
Chemed Corp.	100	52,980
Cigna Group (The)	15,390	4,249,795
Concentra Group Holdings Parent, Inc.	2,000	39,560
CorVel Corp.*	300	33,378
DaVita, Inc.*	800	119,640
Elevance Health, Inc.	600	221,340
Ensign Group, Inc. (The)	700	93,002
Guardant Health, Inc.*	1,600	48,880
HCA Healthcare, Inc.	582	174,687
HealthEquity, Inc.*	1,100	105,545
Hims & Hers Health, Inc.*	2,600	62,868
McKesson Corp.	743	423,443
Molina Healthcare, Inc.*	500	145,525
Option Care Health, Inc.*	1,700	39,440
Privia Health Group, Inc.*	1,900	37,145
RadNet, Inc.*	900	62,856
Select Medical Holdings Corp.	2,000	37,700
UnitedHealth Group, Inc.	24,006	12,143,675

		18,979,319

Health Care Technology (0.0%)†
Doximity, Inc., Class A*	800	42,712
Veeva Systems, Inc., Class A*	2,000	420,500
Waystar Holding Corp. (x)*	1,400	51,380

		514,592

Life Sciences Tools & Services (0.3%)
10X Genomics, Inc., Class A*	2,400	34,464
Bruker Corp.	900	52,758
Danaher Corp.	9,438	2,166,493
ICON plc*	13,300	2,789,143
IQVIA Holdings, Inc.*	300	58,953
Maravai LifeSciences Holdings, Inc., Class A*	6,719	36,618
Medpace Holdings, Inc.*	300	99,669
OmniAb, Inc. (Earn Out Shares) (r)(x)*	690	—
Repligen Corp.*	300	43,182
Waters Corp.*	500	185,490
West Pharmaceutical Services, Inc.	600	196,536

		5,663,306

Pharmaceuticals (1.4%)
Amneal Pharmaceuticals, Inc.*	4,900	38,808
Amphastar Pharmaceuticals, Inc. (x)*	900	33,417
Axsome Therapeutics, Inc.*	500	42,305
Corcept Therapeutics, Inc.*	1,100	55,429
Edgewise Therapeutics, Inc.*	1,300	34,710
Eli Lilly and Co.	25,851	19,956,972
Innoviva, Inc.*	3,432	59,545
Intra-Cellular Therapies, Inc.*	1,800	150,336
Merck & Co., Inc.	34,500	3,432,060
Zoetis, Inc.	5,347	871,187

		24,674,769

Total Health Care		122,681,751

See Notes to Financial Statements.

1244

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Industrials (4.1%)
Aerospace & Defense (2.0%)
AeroVironment, Inc.*	400	$61,556
Archer Aviation, Inc., Class A (x)*	5,800	56,550
Axon Enterprise, Inc.*	32,800	19,493,696
Boeing Co. (The)*	13,639	2,414,103
BWX Technologies, Inc.	300	33,417
General Electric Co.	3,300	550,407
HEICO Corp.	600	142,644
HEICO Corp., Class A	1,120	208,410
Howmet Aerospace, Inc.	24,201	2,646,863
Kratos Defense & Security Solutions, Inc.*	1,600	42,208
Leonardo DRS, Inc.*	1,200	38,772
Loar Holdings, Inc. (x)*	500	36,955
Lockheed Martin Corp.	930	451,924
Moog, Inc., Class A	400	78,736
Rocket Lab USA, Inc. (x)*	4,700	119,709
Spirit AeroSystems Holdings, Inc., Class A*	1,300	44,304
TransDigm Group, Inc.	7,452	9,443,771

		35,864,025

Air Freight & Logistics (0.0%)†
Expeditors International of Washington, Inc.	354	39,213

Building Products (0.1%)
AAON, Inc.	973	114,503
Advanced Drainage Systems, Inc.	400	46,240
Armstrong World Industries, Inc.	300	42,399
AZEK Co., Inc. (The), Class A*	1,400	66,458
AZZ, Inc.	400	32,768
Builders FirstSource, Inc.*	200	28,586
Carlisle Cos., Inc.	100	36,884
CSW Industrials, Inc.	200	70,560
Lennox International, Inc.	400	243,720
Simpson Manufacturing Co., Inc.	200	33,166
Tecnoglass, Inc.	500	39,660
Trane Technologies plc	1,000	369,350
Trex Co., Inc.*	1,500	103,545
UFP Industries, Inc.	500	56,325
Zurn Elkay Water Solutions Corp.	1,800	67,140

		1,351,304

Commercial Services & Supplies (0.2%)
ACV Auctions, Inc., Class A*	2,000	43,200
Brink’s Co. (The)	600	55,662
Casella Waste Systems, Inc., Class A*	800	84,648
Cintas Corp.	4,488	819,958
Copart, Inc.*	11,520	661,133
HNI Corp.	700	35,259
Rollins, Inc.	3,800	176,130
Tetra Tech, Inc.	1,005	40,039
Veralto Corp.	1,600	162,960
Waste Management, Inc.	5,400	1,089,666

		3,168,655

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	500	212,030
Construction Partners, Inc., Class A*	600	53,076
Dycom Industries, Inc.*	400	69,624
EMCOR Group, Inc.	300	136,170
Fluor Corp.*	2,100	103,572
Granite Construction, Inc.	500	43,855
IES Holdings, Inc.*	100	20,096
Primoris Services Corp.	700	53,480
Quanta Services, Inc.	700	221,235
Sterling Infrastructure, Inc.*	400	67,380
WillScot Holdings Corp.*	1,100	36,795

		1,017,313

Electrical Equipment (0.7%)
Atkore, Inc.	500	41,725
Bloom Energy Corp., Class A (x)*	2,400	53,304
EnerSys	500	46,215
Fluence Energy, Inc., Class A*	2,200	34,936
GE Vernova, Inc.	9,180	3,019,577
Generac Holdings, Inc.*	400	62,020
NEXTracker, Inc., Class A*	1,400	51,142
NuScale Power Corp., Class A*	1,500	26,895
Powell Industries, Inc.	200	44,330
Regal Rexnord Corp.	13,986	2,169,648
Rockwell Automation, Inc.	134	38,296
Vertiv Holdings Co., Class A	55,170	6,267,864

		11,855,952

Ground Transportation (0.4%)
ArcBest Corp.	400	37,328
Avis Budget Group, Inc.*	400	32,244
Lyft, Inc., Class A*	3,400	43,860
Old Dominion Freight Line, Inc.	2,700	476,280
RXO, Inc.*	1,800	42,912
Saia, Inc.*	200	91,146
Uber Technologies, Inc.*	27,300	1,646,736
U-Haul Holding Co.	700	44,835
Union Pacific Corp.	21,254	4,846,762
XPO, Inc.*	1,600	209,840

		7,471,943

Industrial Conglomerates (0.0%)†
3M Co.	1,500	193,635
Honeywell International, Inc.	1,500	338,835

		532,470

Machinery (0.2%)
Atmus Filtration Technologies, Inc.	1,100	43,098
Caterpillar, Inc.	1,019	369,652
Chart Industries, Inc.*	600	114,504
Enerpac Tool Group Corp., Class A	900	36,981
Enpro, Inc.	200	34,490
ESCO Technologies, Inc.	300	39,963
Federal Signal Corp.	800	73,912
Franklin Electric Co., Inc.	600	58,470
Illinois Tool Works, Inc.	1,604	406,710
Ingersoll Rand, Inc.	26,717	2,416,820
Kadant, Inc.	200	68,998
Lincoln Electric Holdings, Inc.	200	37,494
Mueller Industries, Inc.	1,400	111,104
Mueller Water Products, Inc., Class A	2,100	47,250
SPX Technologies, Inc.*	600	87,312

See Notes to Financial Statements.

1245

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Trinity Industries, Inc.	1,100	$38,610
Watts Water Technologies, Inc., Class A	400	81,320

		4,066,688

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	2,900	50,547
Joby Aviation, Inc.(x)*	5,400	43,902

		94,449

Professional Services (0.3%)
Automatic Data Processing, Inc.	5,187	1,518,390
Booz Allen Hamilton Holding Corp.	1,700	218,790
Broadridge Financial Solutions, Inc.	1,500	339,135
CBIZ, Inc.*	600	49,098
Dayforce, Inc.*	500	36,320
Equifax, Inc.	10,622	2,707,017
ExlService Holdings, Inc.*	3,000	133,140
Exponent, Inc.	700	62,370
Insperity, Inc.	500	38,755
KBR, Inc.	700	40,551
Maximus, Inc.	800	59,720
Paychex, Inc.	1,673	234,588
Paycom Software, Inc.	400	81,988
Paylocity Holding Corp.*	600	119,682
TransUnion	400	37,084
TriNet Group, Inc.	400	36,308
Verisk Analytics, Inc.	1,968	542,046
Verra Mobility Corp., Class A*	2,200	53,196

		6,308,178

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	500	119,735
Beacon Roofing Supply, Inc.*	800	81,264
Boise Cascade Co.	300	35,658
Core & Main, Inc., Class A*	1,700	86,547
Fastenal Co.	6,504	467,703
Ferguson Enterprises, Inc.	200	34,714
FTAI Aviation Ltd.	1,400	201,656
GMS, Inc.*	500	42,415
Herc Holdings, Inc.	400	75,732
McGrath RentCorp	300	33,546
SiteOne Landscape Supply, Inc.*	300	39,531
United Rentals, Inc.	200	140,888
W.W. Grainger, Inc.	507	534,403

		1,893,792

Total Industrials		73,663,982

Information Technology (33.6%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	14,000	1,547,420
Motorola Solutions, Inc.	1,100	508,453
Ubiquiti, Inc.	100	33,193

		2,089,066

Electronic Equipment, Instruments & Components (0.4%)
Advanced Energy Industries, Inc.	500	57,815
Amphenol Corp., Class A	85,232	5,919,363
Badger Meter, Inc.	400	84,848
Belden, Inc.	300	33,783
CDW Corp.	1,000	174,040
Cognex Corp.	1,000	35,860
Fabrinet*	500	109,940
Insight Enterprises, Inc.*	400	60,840
Itron, Inc.*	600	65,148
Jabil, Inc.	300	43,170
Novanta, Inc.*	700	106,939
Plexus Corp.*	300	46,944
Zebra Technologies Corp., Class A*	100	38,622

		6,777,312

IT Services (2.0%)
Cloudflare, Inc., Class A*	204,100	21,977,488
Core Scientific, Inc. (x)*	2,600	36,530
DigitalOcean Holdings, Inc.*	1,100	37,477
EPAM Systems, Inc.*	200	46,764
Gartner, Inc.*	1,011	489,799
Globant SA*	400	85,768
GoDaddy, Inc., Class A*	1,900	375,003
Hackett Group, Inc. (The)	2,178	66,908
MongoDB, Inc.*	1,000	232,810
Okta, Inc.*	1,000	78,800
Shopify, Inc., Class A*	32,276	3,431,907
Snowflake, Inc., Class A*	62,875	9,708,529
Twilio, Inc., Class A*	500	54,040
VeriSign, Inc.*	200	41,392

		36,663,215

Semiconductors & Semiconductor Equipment (10.5%)
Advanced Micro Devices, Inc.*	25,520	3,082,561
Applied Materials, Inc.	10,410	1,692,978
ASML Holding NV (Registered) (ADR)	2,804	1,943,396
Astera Labs, Inc.*	136,000	18,013,200
Axcelis Technologies, Inc.*	700	48,909
Broadcom, Inc.	120,060	27,834,710
Credo Technology Group Holding Ltd.*	1,700	114,257
Enphase Energy, Inc.*	1,800	123,624
Entegris, Inc.	22,200	2,199,132
FormFactor, Inc.*	1,000	44,000
Impinj, Inc.*	300	43,578
KLA Corp.	1,800	1,134,216
Lam Research Corp.	57,990	4,188,618
Lattice Semiconductor Corp.*	1,600	90,640
Marvell Technology, Inc.	116,900	12,911,605
MKS Instruments, Inc.	400	41,756
Monolithic Power Systems, Inc.	700	414,190
NVIDIA Corp.	770,518	103,472,862
NXP Semiconductors NV	13,210	2,745,699
Onto Innovation, Inc.*	200	33,334
Power Integrations, Inc.	800	49,360
QUALCOMM, Inc.	14,265	2,191,389
Rambus, Inc.*	2,000	105,720
Semtech Corp.*	900	55,665
Silicon Laboratories, Inc.*	400	49,688
SiTime Corp.*	200	42,906
Synaptics, Inc.*	1,000	76,320
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	23,430	4,627,191

See Notes to Financial Statements.

1246

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Teradyne, Inc.	2,000	$251,840
Texas Instruments, Inc.	1,581	296,453
Universal Display Corp.	318	46,492

		187,966,289

Software (15.3%)
8x8, Inc.*	6,300	16,821
ACI Worldwide, Inc.*	1,400	72,674
Adobe, Inc.*	11,194	4,977,748
Agilysys, Inc.*	300	39,513
Alkami Technology, Inc.*	1,100	40,348
Altair Engineering, Inc., Class A*	800	87,288
Appfolio, Inc., Class A*	300	74,016
Appian Corp., Class A*	1,500	49,470
AppLovin Corp., Class A*	52,300	16,936,309
Asana, Inc., Class A*	3,400	68,918
Atlassian Corp., Class A*	12,496	3,041,277
Aurora Innovation, Inc., Class A (x)*	97,318	613,103
Autodesk, Inc.*	2,897	856,266
Bentley Systems, Inc., Class B	1,900	88,730
BILL Holdings, Inc.*	500	42,355
Blackbaud, Inc.*	600	44,352
BlackLine, Inc.*	800	48,608
Box, Inc., Class A*	1,900	60,040
C3.ai, Inc., Class A (x)*	1,739	59,874
Cadence Design Systems, Inc.*	3,705	1,113,204
Check Point Software Technologies Ltd.*	16,490	3,078,683
Cleanspark, Inc.*	3,100	28,551
Clearwater Analytics Holdings, Inc., Class A*	2,400	66,048
Commvault Systems, Inc.*	500	75,455
Confluent, Inc., Class A*	3,500	97,860
Crowdstrike Holdings, Inc., Class A*	3,062	1,047,694
Datadog, Inc., Class A*	89,600	12,802,944
DocuSign, Inc.*	2,800	251,832
DoubleVerify Holdings, Inc.*	2,000	38,420
Dropbox, Inc., Class A*	1,500	45,060
Dynatrace, Inc.*	28,675	1,558,486
Elastic NV*	1,300	128,804
Fair Isaac Corp.*	1,430	2,847,030
Five9, Inc.*	1,600	65,024
Fortinet, Inc.*	7,292	688,948
Freshworks, Inc., Class A*	2,800	45,276
Gitlab, Inc., Class A*	1,600	90,160
Guidewire Software, Inc.*	500	84,290
HashiCorp, Inc., Class A*	1,500	51,315
HubSpot, Inc.*	22,300	15,537,971
Intapp, Inc.*	700	44,863
InterDigital, Inc.	300	58,116
Intuit, Inc.	19,159	12,041,432
Klaviyo, Inc., Class A*	178,900	7,377,836
Manhattan Associates, Inc.*	800	216,192
MARA Holdings, Inc. (x)*	3,000	50,310
Microsoft Corp.#	245,938	103,662,867
MicroStrategy, Inc., Class A*	150	43,443
nCino, Inc.*	1,000	33,580
Nutanix, Inc., Class A*	900	55,062
OneSpan, Inc.*	1,452	26,920
Oracle Corp.	47,279	7,878,573
Palantir Technologies, Inc., Class A*	145,700	11,019,291
Palo Alto Networks, Inc.*	8,400	1,528,464
Pegasystems, Inc.	600	55,920
Procore Technologies, Inc.*	1,400	104,902
PTC, Inc.*	1,000	183,870
Q2 Holdings, Inc.*	800	80,520
Qualys, Inc.*	500	70,110
RingCentral, Inc., Class A*	1,100	38,511
Salesforce, Inc.	28,881	9,655,785
Samsara, Inc., Class A*	338,400	14,784,696
SentinelOne, Inc., Class A*	1,500	33,300
ServiceNow, Inc.*	31,949	33,869,774
Smartsheet, Inc., Class A*	1,800	100,854
SPS Commerce, Inc.*	700	128,793
Synopsys, Inc.*	2,100	1,019,256
Tenable Holdings, Inc.*	1,600	63,008
Teradata Corp.*	2,300	71,645
Tyler Technologies, Inc.*	446	257,181
UiPath, Inc., Class A*	7,600	96,596
Unity Software, Inc.*	1,822	40,940
Varonis Systems, Inc.*	1,500	66,645
Workday, Inc., Class A*	2,848	734,869
Workiva, Inc., Class A*	700	76,650
Zeta Global Holdings Corp., Class A*	2,400	43,176
Zscaler, Inc.*	1,200	216,492

		272,791,207

Technology Hardware, Storage & Peripherals (5.3%)
Apple, Inc.	374,588	93,804,327
Dell Technologies, Inc., Class C	900	103,716
HP, Inc.	4,000	130,520
IonQ, Inc. (x)*	2,700	112,779
NetApp, Inc.	1,300	150,904
Pure Storage, Inc., Class A*	3,900	239,577
Super Micro Computer, Inc.*	7,000	213,360

		94,755,183

Total Information Technology		601,042,272

Materials (0.2%)
Chemicals (0.1%)
Balchem Corp.	400	65,198
Cabot Corp.	700	63,917
Celanese Corp.	900	62,289
Ecolab, Inc.	2,940	688,901
Hawkins, Inc.	300	36,801
HB Fuller Co.	500	33,740
Innospec, Inc.	300	33,018
Quaker Chemical Corp.	300	42,228
RPM International, Inc.	400	49,224
Sensient Technologies Corp.	500	35,630
Sherwin-Williams Co. (The)	2,918	991,915

		2,102,861

Construction Materials (0.1%)
Eagle Materials, Inc.	300	74,028
Knife River Corp.*	800	81,312
Martin Marietta Materials, Inc.	100	51,650
United States Lime & Minerals, Inc.	300	39,822
Vulcan Materials Co.	500	128,615

		375,427

See Notes to Financial Statements.

1247

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Containers & Packaging (0.0%)†
Avery Dennison Corp.	400	$74,852
Sealed Air Corp.	1,100	37,213

		112,065

Metals & Mining (0.0%)†
Alpha Metallurgical Resources, Inc.*	200	40,024
Carpenter Technology Corp.	600	101,826
Cleveland-Cliffs, Inc.*	3,300	31,020
Southern Copper Corp.	1,213	110,541

		283,411

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	600	62,130

Total Materials		2,935,894

Real Estate (0.1%)
Health Care REITs (0.0%)†
CareTrust REIT, Inc. (REIT)	1,400	37,870

Hotel & Resort REITs (0.0%)†
Ryman Hospitality Properties, Inc. (REIT)	800	83,472

Real Estate Management & Development (0.0%)†
Compass, Inc., Class A*	5,900	34,515
Jones Lang LaSalle, Inc.*	200	50,628

		85,143

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	1,262	217,329
Tanger, Inc. (REIT)	1,100	37,543

		254,872

Specialized REITs (0.1%)
American Tower Corp. (REIT)	6,367	1,167,772
Equinix, Inc. (REIT)	107	100,889
Iron Mountain, Inc. (REIT)	2,400	252,264
Lamar Advertising Co. (REIT), Class A	300	36,522
Public Storage (REIT)	300	89,832

		1,647,279

Total Real Estate		2,108,636

Utilities (0.0%)†
Electric Utilities (0.0%)†
Constellation Energy Corp.	500	111,855
NRG Energy, Inc.	1,100	99,242
Otter Tail Corp.	500	36,920

		248,017

Independent Power and Renewable Electricity Producers (0.0%)†
Vistra Corp.	4,600	634,202

Total Utilities		882,219

Total Common Stocks (73.0%) (Cost $562,091,367)		1,305,356,364

EXCHANGE TRADED FUNDS (ETF):
Equity (7.2%)
iShares Russell 1000 Growth ETF (x)	79,879	32,077,809
Vanguard Growth ETF	155,858	63,970,357
Vanguard Russell 1000 Growth ETF (x)	310,593	32,084,257
		—

Total Exchange Traded Funds (7.2%) (Cost $79,167,900)		128,132,423

SHORT-TERM INVESTMENTS:
Investment Companies (20.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	26,435,429	26,435,429
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	334,132,559	334,266,212

Total Investment Companies		360,701,641

Total Short-Term Investments (20.2%) (Cost $360,678,774)		360,701,641

Total Investments in Securities (100.4%) (Cost $1,001,938,041)		1,794,190,428
Other Assets Less Liabilities (-0.4%)		(7,629,514)

Net Assets (100%)		$1,786,560,914

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,662,000.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $26,557,840. This was collateralized by $916,997 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/7/25 – 5/15/54 and by cash of $26,435,429 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

1248

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	682	3/2025	USD	289,529,460	(11,802,103)
S&P 500 E-Mini Index	172	3/2025	USD	51,047,450	(1,651,755)

					(13,453,858)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$166,485,507	$—	$—		$166,485,507
Consumer Discretionary	196,348,843	—	—		196,348,843
Consumer Staples	23,134,914	—	—		23,134,914
Energy	3,883,520	—	—		3,883,520
Financials	112,188,826	—	—		112,188,826
Health Care	122,681,751	—	—	(a)	122,681,751
Industrials	73,663,982	—	—		73,663,982
Information Technology	601,042,272	—	—		601,042,272
Materials	2,935,894	—	—		2,935,894
Real Estate	2,108,636	—	—		2,108,636
Utilities	882,219	—	—		882,219
Exchange Traded Funds	128,132,423	—	—		128,132,423
Short-Term Investments
Investment Companies	360,701,641	—	—		360,701,641

Total Assets	$1,794,190,428	$—	$—		$1,794,190,428

Liabilities:
Futures	$(13,453,858)	$—	$—		$(13,453,858)

Total Liabilities	$(13,453,858)	$—	$—		$(13,453,858)

Total	$1,780,736,570	$—	$—		$1,780,736,570

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(13,453,858	)*

Total		$(13,453,858)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1249

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$65,975,953	$65,975,953

Total	$65,975,953	$65,975,953

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(22,943,048)	$(22,943,048)

Total	$(22,943,048)	$(22,943,048)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$277,567,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,402,306,985
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,635,560,383

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$807,955,194
Aggregate gross unrealized depreciation	(27,103,151)

Net unrealized appreciation	$780,852,043

Federal income tax cost of investments in securities and derivative instruments, if applicable	$999,884,527

For the year ended December 31, 2024, the Portfolio incurred approximately $1,404 as brokerage commissions with Bernstein Institutional Services LLC and $2,628 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

1250

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $1,001,938,041)	$1,794,190,428
Cash	26,225,694
Receivable for securities sold	4,103,894
Dividends, interest and other receivables	1,630,336
Receivable for Portfolio shares sold	151,250
Securities lending income receivable	6,252
Other assets	7,051

Total assets	1,826,314,905

LIABILITIES
Payable for return of collateral on securities loaned	26,435,429
Payable for securities purchased	8,344,401
Due to broker for futures variation margin	2,785,988
Investment management fees payable	864,717
Payable for Portfolio shares repurchased	643,863
Distribution fees payable – Class IA	344,519
Administrative fees payable	193,518
Distribution fees payable – Class IB	40,481
Accrued expenses	101,075

Total liabilities	39,753,991

Commitments and contingent liabilities^
NET ASSETS	$1,786,560,914

Net assets were comprised of:
Paid in capital	$945,549,245
Total distributable earnings (loss)	841,011,669

Net assets	$1,786,560,914

Class IA
Net asset value, offering and redemption price per share, $1,587,212,205 / 20,823,238 shares outstanding (unlimited amount authorized: $0.01 par value)	$76.22

Class IB
Net asset value, offering and redemption price per share, $187,454,404 / 2,561,679 shares outstanding (unlimited amount authorized: $0.01 par value)	$73.18

Class K
Net asset value, offering and redemption price per share, $11,894,305 / 154,942 shares outstanding (unlimited amount authorized: $0.01 par value)	$76.77

(x)	Includes value of securities on loan of $26,557,840.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (net of $36,442 foreign withholding tax)	$20,860,988
Interest	1,247,800
Securities lending (net)	46,096

Total income	22,154,884

EXPENSES
Investment management fees	9,348,607
Distribution fees – Class IA	3,715,988
Administrative fees	2,093,912
Distribution fees – Class IB	421,301
Custodian fees	178,000
Printing and mailing expenses	149,545
Professional fees	117,400
Trustees’ fees	53,219
Miscellaneous	32,597

Total expenses	16,110,569

NET INVESTMENT INCOME (LOSS)	6,044,315

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	227,371,019
Futures contracts	65,975,953

Net realized gain (loss)	293,346,972

Change in unrealized appreciation (depreciation) on:
Investments in securities	167,799,950
Futures contracts	(22,943,048)

Net change in unrealized appreciation (depreciation)	144,856,902

NET REALIZED AND UNREALIZED GAIN (LOSS)	438,203,874

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$444,248,189

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,044,315	$5,288,179
Net realized gain (loss)	293,346,972	72,488,562
Net change in unrealized appreciation (depreciation)	144,856,902	359,236,027

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	444,248,189	437,012,768

Distributions to shareholders:
Class IA	(212,897,570)	(32,072,105)
Class IB	(25,838,658)	(3,594,049)
Class K	(1,607,898)	(300,366)

Total distributions to shareholders	(240,344,126)	(35,966,520)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 210,823 and 171,686 shares, respectively ]	16,020,980	10,125,898
Capital shares issued in reinvestment of dividends and distributions [ 2,691,577 and 489,300 shares, respectively ]	212,897,570	32,072,105
Capital shares repurchased [ (2,278,008) and (2,027,141) shares, respectively ]	(174,604,575)	(120,579,065)

Total Class IA transactions	54,313,975	(78,381,062)

Class IB
Capital shares sold [ 223,513 and 213,714 shares, respectively ]	16,495,798	12,264,792
Capital shares issued in reinvestment of dividends and distributions [ 340,020 and 56,802 shares, respectively ]	25,838,658	3,594,049
Capital shares repurchased [ (285,206) and (259,898) shares, respectively ]	(21,100,088)	(14,765,638)

Total Class IB transactions	21,234,368	1,093,203

Class K
Capital shares sold [ 12,916 and 20,411 shares, respectively ]	986,449	1,209,879
Capital shares issued in reinvestment of dividends and distributions [ 20,183 and 4,554 shares, respectively ]	1,607,898	300,366
Capital shares repurchased [ (53,420) and (35,511) shares, respectively ]	(4,050,131)	(2,175,046)

Total Class K transactions	(1,455,784)	(664,801)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	74,092,559	(77,952,660)

TOTAL INCREASE (DECREASE) IN NET ASSETS	277,996,622	323,093,588
NET ASSETS:
Beginning of year	1,508,564,292	1,185,470,704

End of year	$1,786,560,914	$1,508,564,292

See Notes to Financial Statements.

1252

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2024	2023	2022		2021	2020
Net asset value, beginning of year	$66.81	$49.50	$84.48		$84.51	$66.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.23	(0.10)		(0.32)	(0.06)
Net realized and unrealized gain (loss)	20.52	18.69	(26.58)		17.41	25.63

Total from investment operations	20.80	18.92	(26.68)		17.09	25.57

Less distributions:
Dividends from net investment income	(0.32)	(0.23)	—		—	—
Distributions from net realized gains	(11.07)	(1.38)	(8.30)		(17.12)	(7.77)

Total dividends and distributions	(11.39)	(1.61)	(8.30)		(17.12)	(7.77)

Net asset value, end of year	$76.22	$66.81	$49.50		$84.48	$84.51

Total return	30.85%	38.30%	(32.15)%		20.49%	38.83%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,587,212	$1,349,545	$1,067,542		$1,698,352	$1,528,550
Ratio of expenses to average net assets (f)	0.97%	0.98%	0.97%		0.95%	0.97%
Ratio of net investment income (loss) to average net assets (f)	0.36%	0.39%	(0.16)%		(0.35)%	(0.09)%
Portfolio turnover rate^	103%	81%	83	%(h)	74%	60%

	Year Ended December 31,
Class IB	2024	2023	2022		2021	2020
Net asset value, beginning of year	$64.48	$47.82	$82.00		$82.45	$65.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27	0.22	(0.10)		(0.31)	(0.06)
Net realized and unrealized gain (loss)	19.82	18.05	(25.78)		16.98	25.05

Total from investment operations	20.09	18.27	(25.88)		16.67	24.99

Less distributions:
Dividends from net investment income	(0.32)	(0.23)	—		—	—
Distributions from net realized gains	(11.07)	(1.38)	(8.30)		(17.12)	(7.77)

Total dividends and distributions	(11.39)	(1.61)	(8.30)		(17.12)	(7.77)

Net asset value, end of year	$73.18	$64.48	$47.82		$82.00	$82.45

Total return	30.87%	38.29%	(32.15)%		20.49%	38.82%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$187,454	$147,241	$108,682		$161,968	$137,403
Ratio of expenses to average net assets (f)	0.97%	0.98%	0.97%		0.95%	0.97%
Ratio of net investment income (loss) to average net assets (f)	0.36%	0.39%	(0.15)%		(0.35)%	(0.09)%
Portfolio turnover rate^	103%	81%	83	%(h)	74%	60%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2024	2023	2022		2021	2020
Net asset value, beginning of year	$67.20	$49.77	$84.66		$84.45	$66.50

Income (loss) from investment operations:
Net investment income (loss) (e)	0.47	0.38	0.07	†	(0.09)	0.12 †
Net realized and unrealized gain (loss)	20.68	18.81	(26.66)		17.42	25.60

Total from investment operations	21.15	19.19	(26.59)		17.33	25.72

Less distributions:
Dividends from net investment income	(0.51)	(0.38)	—		—	—
Distributions from net realized gains	(11.07)	(1.38)	(8.30)		(17.12)	(7.77)

Total dividends and distributions	(11.58)	(1.76)	(8.30)		(17.12)	(7.77)

Net asset value, end of year	$76.77	$67.20	$49.77		$84.66	$84.45

Total return	31.19%	38.63%	(31.98)%		20.79%	39.18%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$11,894	$11,778	$9,247		$13,336	$11,232
Ratio of expenses to average net assets (f)	0.72%	0.73%	0.72%		0.70%	0.72%
Ratio of net investment income (loss) to average net assets (f)	0.61%	0.63%	0.10%		(0.10)%	0.16%
Portfolio turnover rate^	103%	81%	83	%(h)	74%	60%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.

See Notes to Financial Statements.

1254

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (9.7%)
37 Capital CLO II,
Series 2022-1A A1R 5.946%, 7/15/34 (l)§		$600,000	$601,026
AASET Ltd.,
Series 2024-2A A 5.930%, 9/16/49§		491,382	488,385
AASET Trust,
Series 2020-1A A 3.351%, 1/16/40§		336,427	322,982
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C 4.793%, 1/25/37 (l)		1,121,602	642,758
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§		185,391	182,851
Aligned Data Centers Issuer LLC,
Series 2021-1A A2 1.937%, 8/15/46§		750,000	713,749
Series 2021-1A B 2.482%, 8/15/46§		500,000	472,131
American Airlines Pass-Through Trust,
Series 2015-2 AA 3.600%, 9/22/27		59,731	57,342
Series 2019-1 A 3.500%, 2/15/32		377,927	335,411
Series 2021-1 A 2.875%, 7/11/34		714,203	614,714
American Credit Acceptance Receivables Trust,
Series 2024-4 C 4.910%, 8/12/31§		350,000	347,627
AMSR Trust,
Series 2024-SFR1 B 4.290%, 7/17/41§		1,145,000	1,091,111
Series 2024-SFR1 C 4.290%, 7/17/41§		1,026,000	971,834
Anchorage Capital CLO Ltd.,
Series 2018-10A A1AR 5.756%, 10/15/31 (l)§		469,475	469,636
APEX Credit CLO Ltd.,
Series 2018-2A A1RR 5.857%, 10/20/31 (l)§		440,157	440,591
Apidos CLO XXIV,
Series 2016-24A A1AL 5.829%, 10/20/30 (l)§		326,301	326,449
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL4 A 5.862%, 11/15/36 (l)§		192,550	192,558
Series 2022-FL1 A 6.048%, 1/15/37 (l)§		173,397	173,180
Arbour CLO VI DAC,
Series 6A AR 4.320%, 11/15/37 (l)§	EUR	600,000	621,471
AREIT Trust,
Series 2021-CRE5 A 5.576%, 11/17/38 (l)§		$91,354	91,200
Ares LIX CLO Ltd.,
Series 2021-59A B1 6.287%, 4/25/34 (l)§		500,000	500,054
Ares Loan Funding IV Ltd.,
Series 2023-ALF4A D 9.336%, 10/15/36 (l)§		250,000	255,496
Atlas Senior Loan Fund XV Ltd.,
Series 2019-15A A1R 5.846%, 10/23/32 (l)§		600,000	601,030
Aurium CLO VIII DAC,
Series 8A A 3.689%, 6/23/34 (l)§	EUR	500,000	516,109
Bain Capital Credit CLO Ltd.,
Series 2020-2A ARR 5.857%, 7/19/34 (l)§		$600,000	600,249
BDS LLC,
Series 2024-FL13 A 5.942%, 9/19/39 (l)§		250,000	250,313
Birch Grove CLO Ltd.,
Series 19A A1RR 6.237%, 7/17/37 (l)§		600,000	604,232
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B 3.446%, 7/15/46§		527,439	478,408
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1 5.998%, 7/15/31 (l)§		162,761	162,985
Series 2018-22A B 6.418%, 7/15/31 (l)§		250,000	250,244
BNPP AM Euro CLO DAC,
Series 2018-1A AR 3.779%, 4/15/31 (l)§	EUR	249,739	256,811
Bridge Street CLO I Ltd.,
Series 2020-1A A1R 6.167%, 7/20/37 (l)§		$1,000,000	1,006,420
Bridge Street CLO IV Ltd.,
Series 2024-1A A 6.217%, 4/20/37 (l)§		500,000	501,622
Bristol Park CLO Ltd.,
Series 2016-1A AR 5.908%, 4/15/29 (l)§		212,961	213,103
Bryant Park Funding Ltd.,
Series 2024-24A A1 6.008%, 10/15/37 (l)§		250,000	250,401
BSPRT Issuer Ltd.,
Series 2022-FL8 A 6.098%, 2/15/37 (l)§		213,825	213,037
Canyon Capital CLO Ltd.,
Series 2021-2A B1 6.668%, 4/15/34 (l)§		250,000	250,236
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA A1 5.835%, 5/15/31 (l)§		97,075	97,224
Series 2016-1A A1R2 6.019%, 4/20/34 (l)§		500,000	501,024
Carlyle US CLO Ltd.,
Series 2017-2A AR2 6.107%, 7/20/37 (l)§		500,000	503,927
CarVal CLO IX-C Ltd.,
Series 2024-1A B 6.717%, 4/20/37 (l)§		1,000,000	1,013,500
CIFC Funding 2021-IV Ltd.,
Series 2021-4A BR 6.823%, 7/23/37 (l)§		250,000	252,104

See Notes to Financial Statements.

1255

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
CIFC Funding 2021-V Ltd.,
Series 2021-5A C 6.968%, 7/15/34 (l)§		$250,000	$250,271
CIFC Funding Ltd.,
Series 2013-3RA A1 5.876%, 4/24/31 (l)§		162,257	162,423
Citibank Credit Card Issuance Trust,
Series 2018-A5 A5 5.207%, 8/7/27 (l)		300,000	300,871
Clover CLO LLC,
Series 2021-1A A 5.993%, 4/22/34 (l)§		250,000	250,688
CPS Auto Receivables Trust,
Series 2021-A D 1.160%, 12/15/26§		106,040	105,390
Series 2021-A E 2.530%, 3/15/28§		500,000	492,303
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A 5.898%, 5/25/37 (l)		4,725,620	1,117,004
CVC Cordatus Loan Fund XXI DAC,
Series 21A A1E 3.799%, 9/22/34 (l)§	EUR	500,000	515,761
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§		$900,000	864,655
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28		36,546	33,703
Diameter Capital CLO 1 Ltd.,
Series 2021-1A A1R 6.025%, 10/15/37 (l)§		250,000	251,872
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2 3.668%, 10/25/49§		480,000	444,805
Dryden 50 Senior Loan Fund,
Series 2017-50A B 6.568%, 7/15/30 (l)§		350,000	350,492
Empower CLO Ltd.,
Series 2022-1A A1R 6.007%, 10/20/37 (l)§		500,000	503,216
Flatiron CLO 25 Ltd.,
Series 2024-2A A 5.620%, 10/17/37 (l)§		250,000	252,467
FS Rialto,
Series 2021-FL2 A 5.732%, 5/16/38 (l)§		252,194	251,767
FS Rialto Issuer LLC,
Series 2022-FL5 A 6.670%, 6/19/37 (l)§		85,657	85,685
Galaxy XX CLO Ltd.,
Series 2015-20A AR 5.879%, 4/20/31 (l)§		89,511	89,577
Galaxy XXVII CLO Ltd.,
Series 2018-27A A 5.767%, 5/16/31 (l)§		85,690	85,840
Generate CLO 2 Ltd.,
Series 2A AR2 6.042%, 10/22/37 (l)§		250,000	250,446
Series 2A BR2 6.432%, 10/22/37 (l)§		250,000	251,994
Generate CLO 9 Ltd.,
Series 9A AR 5.818%, 1/20/38 (l)§		500,000	502,000
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A 2.100%, 5/20/48§		548,114	442,477
Series 2021-5CS B 2.560%, 10/20/48§		352,301	267,532
Series 2023-1GS A 5.520%, 2/22/55§		51,005	48,534
Greystone Commercial Real Estate Notes Ltd.,
Series 2021-FL3 A 5.532%, 7/15/39 (l)§		164,063	163,499
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2 6.183%, 4/22/33 (l)§		600,000	600,077
GSAA Home Equity Trust,
Series 2006-5 2A1 4.593%, 3/25/36 (l)		9,884	3,252
Series 2007-10 A2A 6.500%, 11/25/37		2,020,753	768,230
Series 2007-8 A2 5.153%, 8/25/37 (l)		31,775	31,152
Harvest CLO XXV DAC,
Series 25A AR 4.169%, 10/21/34 (l)§	EUR	500,000	515,383
Hertz Vehicle Financing III LP,
Series 2021-2A C 2.520%, 12/27/27§		$375,000	351,894
Home Partners of America Trust,
Series 2021-1 D 2.477%, 9/17/41§		556,624	475,104
Series 2021-1 F 3.325%, 9/17/41§		474,595	398,703
Horizon Aircraft Finance IV Ltd.,
Series 2024-1 A 5.375%, 9/15/49§		345,625	334,863
HPS Loan Management Ltd.,
Series 11A-17 AR 5.813%, 5/6/30 (l)§		37,257	37,299
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1 4.733%, 10/25/36 (l)		7,136,098	2,044,946
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3 5.020%, 3/15/27§		500,000	502,571
Invesco Euro CLO,
Series 6A D 6.234%, 7/15/34 (l)§	EUR	250,000	245,567
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R 5.896%, 7/25/35 (l)§		$600,000	600,667
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5 4.933%, 8/25/36 (l)		3,932,600	1,665,856
KKR CLO 33 Ltd.,
Series 33A A 6.049%, 7/20/34 (l)§		600,000	600,000
KREF Ltd.,
Series 2021-FL2 A 5.566%, 2/15/39 (l)§		229,434	228,296

See Notes to Financial Statements.

1256

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Labrador Aviation Finance Ltd.,
Series 2016-1A A1 4.300%, 1/15/42§	$993,908	$962,114
LCCM Trust,
Series 2021-FL3 A 5.962%, 11/15/38 (l)§	197,689	197,638
LCM 31 Ltd.,
Series 31A AR 5.897%, 7/20/34 (l)§	600,000	601,526
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§	700,000	657,740
Series 2022-1A A 5.120%, 7/20/32§	216,000	216,486
LFT CRE Ltd.,
Series 2021-FL1 B 6.262%, 6/15/39 (l)§	250,000	248,918
LoanCore Issuer Ltd.,
Series 2022-CRE7 A 6.148%, 1/17/37 (l)§	87,409	87,386
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2 4.673%, 10/25/36 (l)	2,533,892	776,993
Madison Park Funding XL Ltd.,
Series 9A AR2 5.766%, 5/28/30 (l)§	152,202	152,390
Madison Park Funding XXXVI Ltd.,
Series 2019-36A B1R 6.556%, 4/15/35 (l)§	310,000	310,417
Magnetite XL Ltd.,
Series 2024-40A A1 6.782%, 7/15/37 (l)§	500,000	503,572
Marble Point CLO XVII Ltd.,
Series 2020-1A AR 6.057%, 7/20/37 (l)§	500,000	503,600
Marble Point CLO XXII Ltd.,
Series 2021-2A A 6.087%, 7/25/34 (l)§	500,000	500,295
Marble Point CLO XXV Ltd.,
Series 2022-2A BR 7.467%, 10/20/36 (l)§	500,000	504,894
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§	700,000	673,174
Series 2024-AA A 5.130%, 9/22/36§	100,000	100,145
Series 2024-BA A 4.910%, 11/20/38§	250,000	245,989
Meacham Park CLO Ltd.,
Series 2024-1A B 6.389%, 10/20/37 (l)§	250,000	250,110
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1 4.773%, 7/25/37 (l)	2,627,018	1,544,882
MF1 LLC,
Series 2022-FL9 A 6.516%, 6/19/37 (l)§	99,132	99,256
Series 2023-FL12 A 6.432%, 10/19/38 (l)§	120,000	120,297
MF1 Ltd.,
Series 2021-FL7 A 5.570%, 10/16/36 (l)§	143,314	142,827
Series 2022-FL8 A 5.716%, 2/19/37 (l)§	82,788	82,688
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A 6.063%, 8/18/41 (l)§	250,000	250,624
Midocean Credit CLO IX,
Series 2018-9A A1 6.029%, 7/20/31 (l)§	192,153	192,303
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3 4.753%, 7/25/36 (l)	3,338,118	1,158,788
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	497,899	429,610
Navient Private Education Loan Trust,
Series 2015-BA A3 5.962%, 7/16/40 (l)§	296,995	297,157
Navient Private Education Refi Loan Trust,
Series 2018-DA A2A 4.000%, 12/15/59§	28,385	27,889
Series 2019-CA A2 3.130%, 2/15/68§	38,176	37,123
Series 2024-A A 5.660%, 10/15/72§	92,622	93,578
NBC Funding LLC,
Series 2021-1 A2 2.989%, 7/30/51§	985,000	939,792
Neuberger Berman Loan Advisers CLO 33 Ltd.,
Series 2019-33A AR 5.989%, 10/16/33 (l)§	250,000	250,543
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A A 6.048%, 10/14/35 (l)§	250,000	250,265
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A 4.773%, 2/25/37 (l)	940,272	835,402
NRZ Excess Spread-Collateralized Notes,
Series 2020-PLS1 A 3.844%, 12/25/25§	349,496	343,243
OCP CLO Ltd.,
Series 2017-13A AR2 5.900%, 11/26/37 (l)§	500,000	500,500
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A A1A 5.869%, 4/16/31 (l)§	121,459	121,650
Octagon Investment Partners 30 Ltd.,
Series 2017-1A A1R 5.879%, 3/17/30 (l)§	109,437	109,578
Octagon Investment Partners XIV Ltd.,
Series 2012-1A AARR 5.868%, 7/15/29 (l)§	8,003	8,004
Octagon Investment Partners XV Ltd.,
Series 2013-1A A1RR 5.849%, 7/19/30 (l)§	200,792	200,928
OHA Loan Funding Ltd.,
Series 2016-1A A1R2 6.077%, 7/20/37 (l)§	250,000	250,392
OneMain Financial Issuance Trust,
Series 2020-2A A 1.750%, 9/14/35§	165,000	158,508
OZLM XVII Ltd.,

See Notes to Financial Statements.

1257

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Series 2017-17A A1RR 5.767%, 7/20/30 (l)§		$304,654	$304,763
Palmer Square Loan Funding Ltd.,
Series 2023-2A C 8.976%, 1/25/32 (l)§		250,000	250,677
Progress Residential Trust,
Series 2021-SFR5 F 3.158%, 7/17/38§		2,000,000	1,876,161
Providus CLO II DAC,
Series 2A ARR 4.344%, 10/15/38 (l)§	EUR	500,000	517,931
Race Point IX CLO Ltd.,
Series 2015-9A A1A2 5.858%, 10/15/30 (l)§		$87,910	87,967
RASC Trust,
Series 2007-EMX1 A13 4.853%, 1/25/37 (l)		359,531	375,496
Recette CLO Ltd.,
Series 2015-1A ARR 5.959%, 4/20/34 (l)§		600,000	600,533
Regatta XI Funding Ltd.,
Series 2018-1A BR 6.397%, 7/17/37 (l)§		360,000	360,906
Regatta XVIII Funding Ltd.,
Series 2021-1A A1 6.018%, 1/15/34 (l)§		250,000	250,339
Regional Management Issuance Trust,
Series 2020-1 A 2.340%, 10/15/30§		556	555
Series 2021-1 A 1.680%, 3/17/31§		27,503	27,225
Series 2022-1 A 3.070%, 3/15/32§		310,000	305,509
Rockford Tower CLO Ltd.,
Series 2022-3A AR 6.057%, 7/20/37 (l)§		500,000	502,314
Romark WM-R Ltd.,
Series 2018-1A A1 5.909%, 4/20/31 (l)§		151,105	151,330
RR 18 Ltd.,
Series 2021-18A A2 6.518%, 10/15/34 (l)§		250,000	250,251
Scholar Funding Trust,
Series 2013-A A 5.313%, 1/30/45 (l)§		68,111	67,666
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B 4.793%, 8/25/36 (l)		2,154,642	661,484
Silver Point CLO 5 Ltd.,
Series 2024-5A A1 6.134%, 10/20/37 (l)§		250,000	251,111
Sixth Street CLO XX Ltd.,
Series 2021-20A B 6.529%, 10/20/34 (l)§		250,000	250,359
SLM Private Education Loan Trust,
Series 2010-C A5 9.262%, 10/15/41 (l)§		149,984	155,400
SMB Private Education Loan Trust,
Series 2015-B B 3.500%, 12/17/40§		40,832	40,415
Series 2016-B A2A 2.430%, 2/17/32§		2,884	2,875
Series 2016-C A2A 2.340%, 9/15/34§		6,492	6,477
Series 2020-PTA A2A 1.600%, 9/15/54§		101,723	94,280
Series 2021-A C 2.990%, 1/15/53§		140,494	119,754
Series 2021-A D1 3.860%, 1/15/53§		38,133	34,350
SoFi Professional Loan Program LLC,
Series 2017-F BFX 3.620%, 1/25/41§		1,000,000	924,858
Sound Point CLO XXI Ltd.,
Series 2018-3A A1AR 5.917%, 10/26/31 (l)§		453,702	454,110
Sound Point CLO XXIX Ltd.,
Series 2021-1A A 5.957%, 4/25/34 (l)§		500,000	500,711
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A 6.044%, 4/18/31 (l)§		355,506	356,096
Soundview Home Loan Trust,
Series 2006-1 2A1 6.596%, 2/25/37 (l)		4,226,912	829,741
Series 2007-OPT5 2A2 5.403%, 10/25/37 (l)		2,938,653	2,150,706
STAR Trust,
Series 2021-SFR1 G 7.696%, 4/17/38 (l)§		2,000,000	1,938,000
STWD Ltd.,
Series 2021-FL2 A 5.690%, 4/18/38 (l)§		234,002	233,034
Subway Funding LLC,
Series 2024-1A A2II 6.268%, 7/30/54§		62,000	62,784
Series 2024-3A A23 5.914%, 7/30/54§		200,000	197,795
Sunnova Helios IV Issuer LLC,
Series 2020-AA A 2.980%, 6/20/47§		294,288	255,197
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§		590,599	495,531
Symphony CLO XV Ltd.,
Series 2014-15A AR3 5.989%, 1/17/32 (l)§		203,784	203,993
Taco Bell Funding LLC,
Series 2021-1A A23 2.542%, 8/25/51§		491,250	412,070
Series 2021-1A A2I 1.946%, 8/25/51§		736,875	688,314
TIAA CLO IV Ltd.,
Series 2018-1A A1AR 5.757%, 1/20/32 (l)§		464,919	465,310
TIF Funding II LLC,
Series 2021-1A A 1.650%, 2/20/46§		446,469	394,230
T-Mobile US Trust,
Series 2024-1A A 5.050%, 9/20/29§		400,000	403,265

See Notes to Financial Statements.

1258

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Tralee CLO VI Ltd.,
Series 2019-6A A1RR 5.846%, 10/25/32 (l)§	$600,000	$600,433
Tricon Residential Trust,
Series 2021-SFR1 E1 2.794%, 7/17/38§	1,300,000	1,238,824
Trinitas CLO VI Ltd.,
Series 2017-6A ARRR 5.956%, 1/25/34 (l)§	600,000	601,978
TRTX Issuer Ltd.,
Series 2022-FL5 A 6.032%, 2/15/39 (l)§	280,704	280,221
TSTAT Ltd.,
Series 2022-1A A1RR 5.767%, 7/20/37 (l)§	443,936	444,079
Turkish Airlines Pass-Through Trust,
Series 2015-1 A 4.200%, 3/15/27§	301,280	283,815
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1 3.227%, 5/14/26	57,072	55,845
United Airlines Pass-Through Trust,
Series 2019-1 AA 4.150%, 8/25/31	340,354	325,379
Series 2019-2 AA 2.700%, 5/1/32	156,483	137,533
Series 2020-1 A 5.875%, 10/15/27	427,637	432,983
Series 2024-1 A 5.875%, 2/15/37	123,000	127,133
United States Small Business Administration,
Series 2005-20B 1 4.625%, 2/1/25	594	594
Series 2008-20G 1 5.870%, 7/1/28	24,330	24,638
Upstart Securitization Trust,
Series 2024-1 A 5.330%, 11/20/34§	283,572	283,835
USQ Rail III LLC,
Series 2024-1A A 4.990%, 9/28/54§	299,885	288,902
Verdelite Static CLO Ltd.,
Series 2024-1A A 5.747%, 7/20/32 (l)§	581,538	582,040
Verizon Master Trust,
Series 2024-1 A1A 5.000%, 12/20/28	1,150,000	1,155,765
Vibrant CLO XR Ltd.,
Series 2018-10RA A1 6.317%, 4/20/36 (l)§	500,000	502,508
VOLT C LLC,
Series 2021-NPL9 A1 4.992%, 5/25/51 (e)§	218,608	217,361
VOLT XCIX LLC,
Series 2021-NPL8 A1 5.116%, 4/25/51 (e)§	115,185	114,755
VOLT XCVI LLC,
Series 2021-NPL5 A1 5.116%, 3/27/51 (e)§	171,340	170,561
Voya CLO Ltd.,
Series 2013-1A A1AR 6.128%, 10/15/30 (l)§	66,500	66,529
Series 2014-1A AAR2 5.884%, 4/18/31 (l)§	101,402	101,487
VR Funding LLC,
Series 2020-1A A 2.790%, 11/15/50§	556,193	509,492
Warwick Capital CLO 4 Ltd.,
Series 2024-4A A1 6.588%, 7/20/37 (l)§	500,000	503,188
Whitebox CLO I Ltd.,
Series 2019-1A BRR 6.385%, 7/24/36 (l)§	250,000	250,548
Whitebox CLO II Ltd.,
Series 2020-2A BR2 6.307%, 10/24/37 (l)§	310,000	311,883

Total Asset-Backed Securities		80,238,063

Collateralized Mortgage Obligations (9.0%)
Alternative Loan Trust,
Series 2005-J14 A3 5.500%, 12/25/35	2,068,332	1,252,734
Series 2006-OA22 A1 4.773%, 2/25/47 (l)	21,576	20,608
Series 2006-OA6 1A2 4.873%, 7/25/46 (l)	14,318	12,653
Series 2007-OH1 A1D 4.663%, 4/25/47 (l)	22,583	19,053
American Home Mortgage Investment Trust,
Series 2006-3 11A1 4.813%, 12/25/46 (l)	454,683	371,693
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39§	3,000,000	2,851,980
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1 4.550%, 7/25/52 (e)§	122,378	120,609
BDS LLC,
Series 2022-FL12 A 6.503%, 8/19/38 (l)§	88,400	88,731
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 4.828%, 7/25/36 (l)	971,089	587,719
Bear Stearns ARM Trust,
Series 2004-8 11A2 7.197%, 11/25/34 (l)	97,590	91,398
Series 2005-1 2A1 4.875%, 3/25/35 (l)	70,570	63,794
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1 3.250%, 3/25/63 (l)§	460,625	408,482
Series 2024-7 A11 5.869%, 6/25/55 (l)§	513,711	514,000
Chase Mortgage Finance Trust,
Series 2007-S3 1A12 6.000%, 5/25/37	1,549,182	674,461
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35	215,829	206,807
Series 2005-24 A1 5.500%, 11/25/35	278,435	144,987
Series 2006-9 A10 6.000%, 5/25/36	2,617,867	1,184,649

See Notes to Financial Statements.

1259

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Citigroup Mortgage Loan Trust,
Series 2024-1 A11 5.919%, 7/25/54 (l)§		$435,044	$436,102
COLT Mortgage Loan Trust,
Series 2020-2 M1 5.250%, 3/25/65 (l)§		100,000	98,492
Series 2020-3 A3 2.380%, 4/27/65 (l)§		6,198	6,017
CSMC Trust,
Series 2021-JR1 A1 5.465%, 9/27/66 (l)§		125,684	125,276
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5 4.853%, 6/25/37 (l)		481,680	407,815
Eurohome UK Mortgages plc,
Series 2007-1 A 4.978%, 6/15/44 (l)(m)	GBP	60,495	75,213
EuroMASTR plc,
Series 2007-1V A2 5.028%, 6/15/40 (l)(m)		110,876	135,438
Eurosail-UK plc,
Series 2007-4X A3 5.780%, 6/13/45 (l)(m)		232,960	290,539
FHLMC,
Series 2708 ZD 5.500%, 11/15/33		$448,935	458,623
Series 375 C1 2.500%, 1/25/51 IO		4,730,720	731,732
Series 4438 B 3.000%, 10/15/43		105,957	102,619
Series 4790 F 4.902%, 10/15/43 (l)		208,664	203,194
Series 4989 FA 5.319%, 8/15/40 (l)		142,445	139,744
Series 4989 FB 5.319%, 10/15/40 (l)		101,428	99,490
Series 5004 LS 1.467%, 7/25/50 IO (l)		2,946,485	354,457
Series 5028 TZ 2.000%, 10/25/50		6,598,748	3,623,264
Series 5468 QF 5.869%, 5/25/54 (l)		663,251	655,909
FHLMC STACR REMIC Trust,
Series 2024-HQA1 M1 5.819%, 3/25/44 (l)§		1,608,681	1,610,260
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37		664,096	218,588
FNMA,
Series 2011-86 NF 5.233%, 9/25/41 (l)		63,072	62,598
Series 2015-11 A 3.000%, 5/25/34		215,725	210,601
Series 2020-77 S 3.861%, 11/25/50 IO (l)		6,676,443	271,843
Series 2021-67 IG 3.000%, 10/25/51 IO		1,721,785	289,569
Series 2021-95 LZ 3.000%, 1/25/52		5,464,741	3,465,546
Series 2024-102 FC 6.046%, 1/25/55 (l)		2,000,000	1,998,242
Series 426 C57 3.000%, 3/25/52 IO		3,838,728	667,075
Series 437 C8 2.500%, 6/25/52 IO		4,274,374	676,139
Formentera Issuer plc,
Series 2022-1 A 5.539%, 7/28/47 (l)(m)	GBP	296,722	371,506
GCAT Trust,
Series 2019-NQM3 M1 3.450%, 11/25/59 (l)§		$500,000	441,000
Series 2022-INV2 A5 3.000%, 4/25/52 (l)§		511,448	427,276
Series 2022-NQM4 A1 5.269%, 8/25/67 (e)§		126,578	125,915
GNMA,
Series 2012-74 LF 4.885%, 6/20/42 (l)		489,709	481,769
Series 2013-116 LS 1.665%, 8/20/43 IO (l)		694,735	64,570
Series 2013-26 MS 1.765%, 2/20/43 IO (l)		667,184	64,447
Series 2014-20 TS 1.615%, 2/20/44 IO (l)		637,301	58,949
Series 2015-H15 FC 5.346%, 6/20/65 (l)		148,686	148,212
Series 2015-H16 FM 5.366%, 7/20/65 (l)		229,274	228,648
Series 2015-H18 FB 5.366%, 7/20/65 (l)		113,188	112,910
Series 2015-H19 FK 5.366%, 8/20/65 (l)		221,383	220,719
Series 2015-H20 FB 5.366%, 8/20/65 (l)		120,661	120,320
Series 2015-H20 FC 5.386%, 8/20/65 (l)		605,421	603,951
Series 2015-H22 FC 5.366%, 9/20/65 (l)		313,262	312,433
Series 2015-H29 FA 5.466%, 10/20/65 (l)		348	348
Series 2016-H11 F 5.566%, 5/20/66 (l)		149,203	149,146
Series 2016-H14 FA 5.566%, 6/20/66 (l)		134,517	134,472
Series 2016-H15 FA 5.566%, 7/20/66 (l)		128,573	128,526
Series 2016-H23 F 5.516%, 10/20/66 (l)		126,172	126,254
Series 2020-129 IW 2.500%, 9/20/50 IO		4,703,223	691,114
Series 2020-173 MI 2.500%, 11/20/50 IO		4,821,612	730,863
Series 2021-16 KI 2.500%, 1/20/51 IO		4,387,152	638,319
Series 2021-160 TI 3.000%, 9/20/51 IO		4,629,514	808,750
Series 2021-165 ID 3.000%, 9/20/51 IO		2,742,602	448,721
Series 2021-223 EZ 3.000%, 12/20/51		4,946,609	3,468,844
Series 2021-30 KI 3.000%, 2/20/51 IO		3,908,595	643,600

See Notes to Financial Statements.

1260

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Series 2021-57 IA 2.500%, 12/20/50 IO		$4,110,591	$585,038
Series 2021-58 IY 3.000%, 2/20/51 IO		93,490	15,781
Series 2021-78 IP 3.000%, 5/20/51 IO		103,599	17,351
Series 2021-81 IM 3.500%, 5/20/51 IO		4,228,129	840,779
Series 2021-83 PI 3.000%, 5/20/51 IO		86,401	14,470
Series 2021-97 LI 3.000%, 8/20/50 IO		155,341	26,260
Series 2022-174 AZ 3.500%, 5/20/51		4,961,853	3,969,254
Series 2022-78 3.000%, 8/20/51 IO		71,656	12,092
Series 2022-85 IK 3.000%, 5/20/51 IO		73,284	12,367
Series 2022-H02 FN 5.105%, 1/20/72 (l)		265,911	261,330
Series 2022-H22 EF 5.355%, 10/20/72 (l)		222,006	221,341
Series 2022-H25 FA 5.745%, 11/20/72 (l)		503,821	513,412
Series 2022-H26 DF 5.625%, 12/20/72 (l)		304,378	308,745
Series 2023-19 2.500%, 2/20/51 IO		4,492,276	651,324
Series 2023-H01 FA 5.405%, 1/20/73 (l)		399,617	401,023
Series 2023-H02 FA 5.505%, 1/20/73 (l)		295,028	289,934
Series 2023-H02 FB 5.505%, 1/20/73 (l)		998,470	1,005,664
Series 2023-H03 FA 5.475%, 2/20/73 (l)		198,495	199,974
Series 2023-H28 F 5.655%, 12/20/73 (l)		399,145	404,931
Series 2023-H28 GF 5.505%, 12/20/73 (l)		814,188	822,541
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC 4.709%, 6/18/39 (l)(m)		20,227	20,185
GS Mortgage-Backed Securities Trust,
Series 2022-NQM1 A4 4.000%, 5/25/62 (l)§		70,453	63,668
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 5.330%, 9/25/35 (l)		17,454	16,514
Series 2006-AR2 2A1 5.397%, 4/25/36 (l)		37,755	24,669
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 5.044%, 1/19/35 (l)		129,348	113,450
HIG RCP LLC,
Series 2023-FL1 A 6.671%, 9/19/38 (l)§		18,231	18,253
Homeward Opportunities Fund Trust,
Series 2022-1 A1 5.082%, 7/25/67 (e)§		128,179	126,818
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1 4.116%, 6/25/37 (l)		1	1
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4 4.993%, 2/25/37 (l)		822,564	528,911
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 5.311%, 11/25/36 (l)§		1,018,316	524,795
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		661,580	286,162
Series 2006-A3 6A1 5.220%, 8/25/34 (l)		7,233	7,091
Series 2007-A1 3A3 5.534%, 7/25/35 (l)		13,837	13,121
Series 2021-7 A3 2.500%, 11/25/51 (l)§		532,344	427,471
Series 2021-INV5 A2A 2.500%, 12/25/51 (l)§		1,082,106	864,924
Series 2021-INV7 A3A 2.500%, 2/25/52 (l)§		558,117	490,347
Series 2021-INV7 A4A 2.500%, 2/25/52 (l)§		257,000	168,864
Series 2021-INV7 A5A 2.500%, 2/25/52 (l)§		123,695	98,251
Series 2024-VIS1 A1 5.990%, 7/25/64 (l)§		449,923	452,240
Lehman Mortgage Trust,
Series 2007-1 1A2 5.750%, 2/25/37		688,375	672,504
Ludgate Funding plc,
Series 2007-1 A2A 5.037%, 1/1/61 (l)(m)	GBP	60,097	73,510
Series 2008-W1X A1 5.477%, 1/1/61 (l)(m)		148,709	184,105
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$30,948	31,749
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 6.353%, 12/25/32 (l)		3,362	3,264
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 5.300%, 4/16/36 (l)§		137,306	133,697
MortgageIT Trust,
Series 2005-4 A1 5.013%, 10/25/35 (l)		49,896	49,069
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52 (l)§		153,001	144,823
Series 2018-RPL1 A1 3.500%, 12/25/57 (l)§		217,624	208,826
Nomura Asset Acceptance Corp.,
5.515%, 1/25/36 (l)		3,006,531	821,960
Series 2006-AP1 A5 6.059%, 1/25/36 (e)		2,260,188	616,892
OBX Trust,
Series 2024-NQM12 A1 5.475%, 7/25/64 (e)§		745,129	742,511

See Notes to Financial Statements.

1261

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
PRKCM Trust,
Series 2022-AFC2 A1 5.335%, 8/25/57 (l)§		$125,145	$124,619
Series 2023-AFC3 A1 6.584%, 9/25/58 (e)§		300,549	303,372
RALI Trust,
Series 2006-QO3 A1 4.873%, 4/25/46 (l)		3,614,253	909,622
Series 2007-QS6 A29 6.000%, 4/25/37		959,249	771,705
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 6.891%, 10/25/39 (l)§		419,816	421,653
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 4.793%, 6/25/35 (l)§		19,881	18,979
Series 2006-R1 AF1 4.793%, 1/25/36 (l)§		62,214	58,274
Residential Asset Securitization Trust,
Series 2006-A12 A2 6.250%, 11/25/36		2,867,326	1,048,135
Series 2006-A9CB A7 6.000%, 9/25/36		3,838,207	1,177,198
Resloc UK plc,
Series 2007-1X A3B 4.988%, 12/15/43 (l)(m)	GBP	63,646	78,063
RFMSI Trust,
Series 2006-S10 1A1 6.000%, 10/25/36		$332,019	252,745
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,000,000	1,252,053
Ripon Mortgages plc,
Series 1RA A 5.420%, 8/28/56 (l)§		1,172,164	1,467,838
Sequoia Mortgage Trust,
Series 10 2A1 5.245%, 10/20/27 (l)		$390	380
Series 2003-4 2A1 5.185%, 7/20/33 (l)		3,430	3,364
Series 6 A 5.121%, 4/19/27 (l)		20,012	19,406
SG Residential Mortgage Trust,
Series 2021-2 B1 4.038%, 12/25/61 (l)§		1,700,000	1,292,744
Starwood Mortgage Residential Trust,
Series 2020-1 M1 2.878%, 2/25/50 (l)§		2,500,000	2,130,084
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A 5.678%, 4/25/34 (l)		67,714	67,249
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 4.981%, 7/19/35 (l)		16,689	15,441
Series 2006-AR6 1A3 4.833%, 7/25/46 (l)		503,161	395,134
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1 5.669%, 7/20/53 (l)§	GBP	443,532	556,787
Towd Point Mortgage Trust,
Series 2019-1 M1 3.750%, 3/25/58 (l)§		$1,500,000	1,300,200
Series 2022-1 A1 3.750%, 7/25/62 (l)§		294,779	276,112
Series 2024-5 A1A 4.480%, 10/25/64 (l)§		582,596	567,742
Uropa Securities plc,
Series 2007-1 A3A 5.070%, 10/10/40 (l)(m)	GBP	260,994	320,525
UWM Mortgage Trust,
Series 2021-INV2 A9 5.000%, 9/25/51 (l)§		$636,832	595,581
Series 2021-INV3 A9 5.000%, 11/25/51 (l)§		563,016	525,114
Verus Securitization Trust,
Series 2021-6 B1 4.047%, 10/25/66 (l)§		1,000,000	785,360
Series 2023-1 A1 5.850%, 12/25/67 (e)§		363,429	363,743
Series 2024-1 A1 5.712%, 1/25/69 (e)§		797,144	798,083

Total Collateralized Mortgage Obligations			74,179,886

Commercial Mortgage-Backed Securities (5.9%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C 4.142%, 8/10/35 (l)§		100,000	98,194
Series 2015-1211 D 4.142%, 8/10/35 (l)§		100,000	96,367
20 Times Square Trust,
Series 2018-20TS B 3.100%, 5/15/35 (l)§		268,000	237,872
245 Park Avenue Trust,
Series 2017-245P XA 0.149%, 6/5/37 IO (l)§		1,000,000	3,953
280 Park Avenue Mortgage Trust,
Series 2017-280P A 5.577%, 9/15/34 (l)§		190,000	188,575
Series 2017-280P D 6.319%, 9/15/34 (l)§		200,000	191,501
ACREC LLC,
Series 2023-FL2 A 6.627%, 2/19/38 (l)§		99,938	100,215
Alen Mortgage Trust,
Series 2021-ACEN A 5.662%, 4/15/34 (l)§		13,000	12,058
Series 2021-ACEN D 7.612%, 4/15/34 (l)§		51,000	27,978
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D 1.750%, 5/15/53§		100,000	77,221
Series 2020-MF1 E 1.750%, 5/15/53§		100,000	75,777
AREIT Ltd.,
Series 2024-CRE9 A 6.084%, 5/17/41 (l)§		420,000	421,442
ARES Commercial Mortgage Trust,
Series 2024-IND A 6.089%, 7/15/41 (l)§		104,000	104,617
Ashford Hospitality Trust,
Series 2018-ASHF D 6.670%, 4/15/35 (l)§		16,000	15,880
Series 2018-KEYS A 5.695%, 6/15/35 (l)§		37,439	37,257

See Notes to Financial Statements.

1262

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D 6.645%, 12/15/36 (l)§	$190,000	$180,833
BAMLL Commercial Mortgage Securities Trust,
Series 2021-JACX A 5.562%, 9/15/38 (l)§	800,000	762,006
BAMLL Trust,
Series 2024-BHP A 6.747%, 8/15/39 (l)§	130,000	130,644
BANK,
Series 2017-BNK6 XA 0.782%, 7/15/60 IO (l)	2,703,945	42,319
Series 2018-BN10 XA 0.686%, 2/15/61 IO (l)	3,471,955	60,735
Series 2019-BN19 AS 3.446%, 8/15/61	249,000	219,470
Series 2019-BN20 AS 3.243%, 9/15/62 (l)	310,000	269,314
Series 2019-BN20 XB 0.365%, 9/15/62 IO (l)	530,000	7,948
Series 2020-BN25 AS 2.841%, 1/15/63	22,000	18,998
Series 2020-BN30 XB 0.722%, 12/15/53 IO (l)	5,331,000	187,029
Series 2021-BN33 XB 0.481%, 5/15/64 IO (l)	4,550,000	123,316
Series 2022-BNK40 A4 3.393%, 3/15/64 (l)	600,000	530,389
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C 4.823%, 7/15/49 (l)	250,000	238,740
Series 2017-BNK3 XB 0.583%, 2/15/50 IO (l)	1,000,000	10,848
BANK5,
Series 2024-5YR10 B 6.140%, 10/15/57 (l)	284,000	281,050
Series 2024-5YR8 XA 0.901%, 8/15/57 IO (l)	6,256,985	221,579
BANK5 Trust,
Series 2024-5YR6 A3 6.225%, 5/15/57	80,000	83,045
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§	900,000	870,464
BBCMS Mortgage Trust,
Series 2017-C1 B 4.089%, 2/15/50	100,000	92,679
Series 2018-TALL A 5.317%, 3/15/37 (l)§	15,000	14,236
Series 2020-C7 AS 2.444%, 4/15/53	186,000	159,539
Series 2021-C9 XA 1.588%, 2/15/54 IO (l)	2,625,069	180,417
Series 2024-5C29 A 3 5.208%, 9/15/57	240,000	240,578
BBCMS Trust,
Series 2015-SRCH A1 3.312%, 8/10/35§	42,462	40,598
Series 2015-SRCH XA 0.858%, 8/10/35 IO (l)§	871,645	14,666
Series 2021-C10 XA 1.213%, 7/15/54 IO (l)	3,391,968	184,286
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52	700,000	664,636
Series 2019-B9 XA 1.014%, 3/15/52 IO (l)	927,549	31,718
Series 2020-B16 XA 0.919%, 2/15/53 IO (l)	3,859,378	141,802
Series 2020-B17 XB 0.529%, 3/15/53 IO (l)	1,000,000	19,732
Series 2020-IG3 XA 0.729%, 9/15/48 IO (l)§	6,536,221	100,270
Series 2021-B23 XA 1.259%, 2/15/54 IO (l)	984,023	51,243
Series 2021-B24 XA 1.139%, 3/15/54 IO (l)	1,149,554	52,395
Series 2021-B25 A5 2.577%, 4/15/54	160,000	134,163
Series 2021-B27 XA 1.251%, 7/15/54 IO (l)	3,638,981	196,229
Series 2024-V10 A3 5.277%, 9/15/57	250,000	250,293
Series 2024-V8 A1 5.514%, 7/15/57	230,006	232,131
Series 2024-V9 A3 5.602%, 8/15/57	241,000	244,687
BFLD Mortgage Trust,
Series 2024-VICT A 6.287%, 7/15/41 (l)§	36,000	36,090
BFLD Trust,
Series 2020-EYP A 5.662%, 10/15/35 (l)§	700,000	533,692
BIG Commercial Mortgage Trust,
Series 2022-BIG A 5.739%, 2/15/39 (l)§	547,632	544,717
BMO Mortgage Trust,
Series 2023-C5 XA 0.724%, 6/15/56 IO (l)	385,782	18,121
Series 2024-5C5 A3 5.857%, 2/15/57	15,000	15,334
Series 2024-5C6 A3 5.316%, 9/15/57	15,000	15,032
Series 2024-5C7 AS 5.888%, 11/15/57 (l)	187,000	189,718
BPR Trust,
Series 2021-TY A 5.562%, 9/15/38 (l)§	243,000	241,178
BWAY Mortgage Trust,
Series 2013-1515 A2 3.454%, 3/10/33§	100,000	94,310
Series 2013-1515 C 3.446%, 3/10/33§	100,000	90,226
Series 2021-1450 A 5.762%, 9/15/36 (l)§	700,000	669,379
BX Commercial Mortgage Trust,
Series 2020-VIV3 B 3.544%, 3/9/44 (l)§	120,000	109,796
Series 2021-CIP A 5.432%, 12/15/38 (l)§	228,002	228,002
Series 2021-VINO D 5.864%, 5/15/38 (l)§	140,000	139,650
Series 2021-VOLT E 6.512%, 9/15/36 (l)§	247,000	246,383

See Notes to Financial Statements.

1263

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Series 2021-XL2 A 5.200%, 10/15/38 (l)§		$369,782	$369,319
Series 2022-AHP A 5.387%, 1/17/39 (l)§		600,000	598,313
Series 2022-LP2 A 5.410%, 2/15/39 (l)§		137,957	137,957
Series 2024-AIRC A 6.088%, 8/15/39 (l)§		264,000	265,319
Series 2024-BRBK A 7.261%, 10/15/41 (l)§		96,000	96,592
Series 2024-GPA3 C 6.399%, 12/15/39 (l)§		190,000	189,882
Series 2024-KING A 5.938%, 5/15/34 (l)§		98,701	98,762
Series 2024-MDHS A 6.038%, 5/15/41 (l)§		177,275	178,161
BX Trust,
Series 2019-OC11 E 3.944%, 12/9/41 (l)§		325,000	288,568
Series 2021-RISE B 5.761%, 11/15/36 (l)§		118,346	117,754
Series 2021-VIEW D 7.411%, 6/15/36 (l)§		120,000	117,969
Series 2022-FOX2 A2 5.146%, 4/15/39 (l)§		734,135	730,466
Series 2022-GPA XCP 1.029%, 8/9/24 IO (l)§		999,303	1
Series 2022-PSB A 6.848%, 8/15/39 (l)§		122,628	122,934
Series 2022-VAMF B 5.677%, 1/15/39 (l)§		17,000	16,947
Series 2023-DELC A 7.087%, 5/15/38 (l)§		100,000	100,750
Series 2024-PALM A 5.938%, 6/15/37 (l)§		90,000	90,169
Series 2024-VLT4 A 5.888%, 7/15/29 (l)§		390,000	391,583
BXP Trust,
Series 2017-CC D 3.552%, 8/13/37 (l)§		30,000	26,284
Series 2017-GM A 3.379%, 6/13/39§		190,000	182,182
Series 2017-GM B 3.425%, 6/13/39 (l)§		140,000	134,236
Series 2017-GM D 3.425%, 6/13/39 (l)§		80,000	75,382
Series 2021-601L D 2.775%, 1/15/44 (l)§		102,000	74,272
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D 6.445%, 12/15/37 (l)§		100,000	100,000
Cassia SRL,
Series 2022-1A A 5.500%, 5/22/34 (l)§	EUR	248,168	259,204
CD Mortgage Trust,
Series 2017-CD3 A4 3.631%, 2/10/50		$10,000	9,435
CENT Trust,
Series 2023-CITY A 7.017%, 9/15/38 (l)§		98,000	98,367
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3 3.865%, 1/10/48		10,000	9,883
Series 2016-C4 XA 1.564%, 5/10/58 IO (l)		486,953	5,331
Series 2016-C4 XB 0.687%, 5/10/58 IO (l)		110,000	826
Series 2017-C8 B 4.199%, 6/15/50 (l)		37,000	34,149
Citigroup Commercial Mortgage Trust,
Series 2013-375P A 3.251%, 5/10/35§		446,659	438,747
Series 2020-420K D 3.312%, 11/10/42 (l)§		150,000	128,605
Series 2020-420K X 0.801%, 11/10/42 IO (l)§		1,000,000	38,707
Series 2020-555 A 2.647%, 12/10/41§		140,000	120,575
Series 2021-KEYS A 5.692%, 10/15/36 (l)§		700,000	696,306
COAST Commercial Mortgage Trust,
Series 2023-2HTL A 6.988%, 8/15/36 (l)§		108,000	107,999
Series 2023-2HTL D 8.836%, 8/15/36 (l)§		100,000	99,881
Commercial Mortgage Trust,
Series 2014-UBS5 B 4.514%, 9/10/47 (l)		130,000	120,069
Series 2015-3BP B 3.238%, 2/10/35 (l)§		300,000	282,045
Series 2015-3BP XA 0.060%, 2/10/35 IO (l)§		1,287,000	293
Series 2015-CR22 XA 0.738%, 3/10/48 IO (l)		1,606,747	1,235
Series 2015-CR24 B 4.348%, 8/10/48 (l)		65,000	63,150
Series 2015-CR26 ASB 3.373%, 10/10/48		215,657	214,724
Series 2015-DC1 XA 0.843%, 2/10/48 IO (l)		1,232,258	27
Series 2016-COR1 ASB 2.972%, 10/10/49		351,305	346,835
Series 2018-COR3 XD 1.750%, 5/10/51 IO (l)§		50,000	2,470
Series 2024-WCL1 A 6.238%, 6/15/41 (l)§		90,000	89,775
Series 2024-WCL1 B 6.987%, 6/15/41 (l)§		27,000	26,899
CONE Trust,
Series 2024-DFW1 A 6.039%, 8/15/41 (l)§		30,000	30,150
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 0.449%, 4/15/50 IO (l)		840,390	7
Series 2015-C4 D 3.553%, 11/15/48 (l)		70,000	63,714
Series 2016-C5 B 4.463%, 11/15/48 (l)		30,000	28,918
Series 2016-C5 C 4.627%, 11/15/48 (l)		50,000	46,985
Series 2017-CX10 XB 0.235%, 11/15/50 IO (l)		1,000,000	6,894

See Notes to Financial Statements.

1264

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Series 2018-C14 C 4.877%, 11/15/51 (l)	$250,000	$219,615
Series 2018-CX12 C 4.718%, 8/15/51 (l)	58,000	47,924
Series 2019-C16 XA 1.536%, 6/15/52 IO (l)	957,633	52,832
Series 2019-C17 XA 1.320%, 9/15/52 IO (l)	4,614,963	219,039
Series 2019-C17 XB 0.533%, 9/15/52 IO (l)	1,000,000	21,576
Series 2019-C18 D 2.500%, 12/15/52§	170,000	134,192
CSMC Trust,
Series 2017-PFHP A 5.395%, 12/15/30 (l)§	50,000	48,401
Series 2017-TIME A 3.646%, 11/13/39§	100,000	87,389
Series 2020-NET A 2.257%, 8/15/37§	140,187	135,573
Series 2020-NET D 3.704%, 8/15/37 (l)§	200,000	193,418
Series 2021-ADV A 5.912%, 7/15/38 (l)§	800,000	712,148
Series 2021-B33 A1 3.053%, 10/10/43§	97,921	89,233
Series 2021-B33 A2 3.167%, 10/10/43§	190,000	161,950
DBGS Mortgage Trust,
Series 2018-5BP B 5.475%, 6/15/33 (l)§	100,000	90,081
Series 2019-1735 X 0.291%, 4/10/37 IO (l)§	1,365,000	15,753
Series 2024-SBL A 6.280%, 8/15/34 (l)§	11,000	11,048
DBJPM Mortgage Trust,
Series 2016-C1 A4 3.276%, 5/10/49	20,000	19,530
Series 2017-C6 XD 1.000%, 6/10/50 IO (l)	300,000	6,324
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	854,938
ELM Trust,
Series 2024-ELM A10 5.801%, 6/10/39 (l)§	44,000	44,343
Series 2024-ELM A15 5.801%, 6/10/39 (l)§	44,000	44,267
Series 2024-ELM XP10 0.234%, 6/10/39 IO (l)§	1,000,000	3,220
EQT Trust,
Series 2024-EXTR A 5.331%, 7/5/41 (l)§	18,000	17,983
EQUS Mortgage Trust,
Series 2021-EQAZ A 5.417%, 10/15/38 (l)§	499,990	499,521
Extended Stay America Trust,
Series 2021-ESH A 5.591%, 7/15/38 (l)§	2,061,050	2,062,338
FHLMC Multiclass Certificates,
Series 2024-P015 A1 4.305%, 11/25/32 (l)	24,949	23,497
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2 2.995%, 12/25/25	188,000	185,503
Series K120 X1 1.032%, 10/25/30 IO (l)	2,431,437	114,403
Series K121 X1 1.019%, 10/25/30 IO (l)	117,299	5,508
Series KJ48 A2 5.028%, 10/25/31	25,000	24,924
Series KL05 X1P 0.892%, 6/25/29 IO (l)	662,000	23,508
Series KL06 XFX 1.364%, 12/25/29 IO (l)	170,000	7,547
FNMA ACES,
Series 2019-M32 X2 1.101%, 10/25/29 IO (l)	18,318,662	693,764
Series 2020-M13 X1 1.131%, 6/25/31 IO (l)	16,778,450	675,271
Series 2020-M15 X1 1.446%, 9/25/31 IO (l)	3,345,074	207,364
Series 2022-M4 A1X 2.458%, 5/25/30 (l)	1,332,101	1,220,870
FS Rialto Issuer LLC,
Series 2022-FL7 A 7.295%, 10/19/39 (l)§	86,649	86,731
GNMA,
Series 2013-30 0.524%, 9/16/53 IO (l)	33,874	399
Series 2016-96 0.770%, 12/16/57 IO (l)	30,066	1,056
Series 2021-143 0.967%, 10/16/63 IO (l)	7,011,382	470,877
Series 2021-195 IX 1.202%, 8/16/63 IO (l)	8,075,947	703,720
Series 2021-20 1.149%, 8/16/62 IO (l)	5,241,540	395,684
Series 2021-208 0.758%, 6/16/64 IO (l)	8,294,148	441,566
Series 2021-22 0.975%, 5/16/63 IO (l)	6,248,628	413,917
Series 2021-52 0.721%, 4/16/63 IO (l)	6,267,410	318,719
Series 2021-71 0.863%, 10/16/62 IO (l)	6,967,511	425,817
Series 2022-49 0.761%, 3/16/64 IO (l)	8,116,494	443,219
Series 2023-118 BA 3.748%, 5/16/65 (l)	14,853	13,436
Series 2023-50 AC 3.250%, 9/16/63 (l)	11,727	10,097
Grace Trust,
Series 2020-GRCE D 2.680%, 12/10/40 (l)§	142,000	114,445
GS Mortgage Securities Corp. II,
Series 2005-ROCK A 5.366%, 5/3/32§	50,000	49,979
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§	84,854	69,073
Series 2018-TWR D 6.295%, 7/15/31 (l)§	110,000	26,265

See Notes to Financial Statements.

1265

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Series 2022-ECI A 6.592%, 8/15/39 (l)§	$100,000	$100,063
Series 2023-FUN A 6.488%, 3/15/28 (l)§	100,000	100,375
GS Mortgage Securities Trust,
Series 2015-GC28 XA 0.678%, 2/10/48 IO (l)	65,227	1
Series 2015-GC32 C 4.400%, 7/10/48 (l)	10,000	9,685
Series 2015-GS1 XA 0.752%, 11/10/48 IO (l)	1,780,608	6,916
Series 2016-GS3 XA 1.183%, 10/10/49 IO (l)	273,304	3,724
Series 2017-GS7 XA 1.075%, 8/10/50 IO (l)	2,352,299	43,990
Series 2019-GSA1 XA 0.802%, 11/10/52 IO (l)	1,140,145	34,621
Series 2020-GC45 XA 0.654%, 2/13/53 IO (l)	3,254,915	87,277
GWT,
Series 2024-WLF2 A 6.088%, 5/15/41 (l)§	366,000	367,372
HILT Commercial Mortgage Trust,
Series 2024-ORL D 7.586%, 5/15/37 (l)§	100,000	99,000
HIT Trust,
Series 2022-HI32 A 6.788%, 7/15/39 (l)§	9,691	9,691
HLTN Commercial Mortgage Trust,
Series 2024-DPLO A 6.039%, 6/15/41 (l)§	24,000	24,045
HMH Trust,
Series 2017-NSS A 3.062%, 7/5/31§	70,000	54,545
ILPT Commercial Mortgage Trust,
Series 2022-LPF2 A 6.642%, 10/15/39 (l)§	100,000	100,250
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3 B 3.397%, 8/15/49 (l)	331,000	293,859
Series 2016-JP3 XC 0.750%, 8/15/49 IO (l)§	240,000	2,567
Series 2018-AON A 4.128%, 7/5/31§	23,000	21,409
Series 2018-PHH A 5.654%, 6/15/35 (l)§	106,599	93,474
Series 2020-609M D 7.532%, 10/15/33 (l)§	130,000	117,305
Series 2020-LOOP E 3.861%, 12/5/38 (l)§	181,000	28,533
Series 2021-MHC A 5.562%, 4/15/38 (l)§	9,449	9,446
Series 2021-MHC D 6.462%, 4/15/38 (l)§	90,000	90,113
Series 2022-DATA A 3.916%, 6/10/42 (l)§	600,000	539,740
Series 2022-NLP A 4.994%, 4/15/37 (l)§	244,070	238,656
Series 2022-OPO D 3.450%, 1/5/39 (l)§	100,000	81,297
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25 XA 0.544%, 11/15/47 IO (l)	666,865	9
Series 2015-C32 XA 1.091%, 11/15/48 IO (l)	1,259,856	3,619
Series 2015-C33 D1 4.136%, 12/15/48 (l)§	100,000	87,421
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.701%, 7/15/50 (l)	350,000	277,711
Series 2019-COR5 A3 3.123%, 6/13/52	20,000	18,431
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.470%, 6/15/49 IO (l)	1,237,231	14,137
Series 2016-C4 XC 0.750%, 12/15/49 IO (l)§	1,800,000	20,374
Series 2020-COR7 XA 1.633%, 5/13/53 IO (l)	2,487,836	149,152
JW Commercial Mortgage Trust,
Series 2024-MRCO A 6.018%, 6/15/39 (l)§	32,000	32,010
Series 2024-MRCO D 7.586%, 6/15/39 (l)§	24,000	23,860
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A 2.558%, 11/5/44§	700,000	520,012
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA 1.140%, 2/15/36 IO (l)§	894,375	26,390
LBA Trust,
Series 2024-BOLT A 5.988%, 6/15/39 (l)§	140,000	140,175
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	300,000	270,491
LSTAR Commercial Mortgage Trust,
Series 2017-5 X 0.838%, 3/10/50 IO (l)§	2,081,072	23,503
MCR Mortgage Trust,
Series 2024-TWA A 5.924%, 6/12/39§	33,000	33,277
Series 2024-TWA XA 0.920%, 6/12/39 IO§	178,000	2,964
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 5.346%, 7/15/36 (l)§	77,855	77,613
MHC Trust,
Series 2021-MHC2 D 6.011%, 5/15/38 (l)§	96,000	95,760
MIRA Trust,
Series 2023-MILE A 6.755%, 6/10/38§	100,000	102,672
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 XA 0.891%, 2/15/48 IO (l)	37,496	1
Series 2015-C27 ASB 3.557%, 12/15/47	38,213	38,039
Series 2016-C31 ASB 2.952%, 11/15/49	261,476	258,371

See Notes to Financial Statements.

1266

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Series 2016-C31 C 4.255%, 11/15/49 (l)	$215,000	$183,055
Morgan Stanley Capital I Trust,
Series 2017-H1 B 4.075%, 6/15/50	198,000	186,651
Series 2017-H1 XD 2.142%, 6/15/50 IO (l)§	300,000	13,020
Series 2018-MP A 4.276%, 7/11/40(l)§	219,000	197,862
Series 2019-H6 XB 0.711%, 6/15/52 IO (l)	1,000,000	26,924
Series 2019-L2 XA 1.003%, 3/15/52 IO (l)	2,730,452	94,222
Series 2019-L3 XA 0.605%, 11/15/52 IO (l)	4,229,381	106,646
Series 2020-L4 B 3.082%, 2/15/53	207,000	179,743
Series 2024-NSTB A 3.900%, 9/24/57 (l)§	239,312	224,540
MSC Trust,
Series 2021-ILP D 6.089%, 11/15/36 (l)§	365,790	363,962
MSWF Commercial Mortgage Trust,
Series 2023-2 XA 0.907%, 12/15/56 IO (l)	999,132	61,100
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX A 4.404%, 6/17/38§	100,000	93,541
Series 2021-APPL A 5.612%, 8/15/38 (l)§	700,000	667,077
New Orleans Hotel Trust,
Series 2019-HNLA A 5.434%, 4/15/32 (l)§	400,000	394,139
NYO Commercial Mortgage Trust,
Series 2021-1290 A 5.607%, 11/15/38 (l)§	1,100,000	1,078,006
Olympic Tower Mortgage Trust,
Series 2017-OT XA 0.379%, 5/10/39 IO (l)§	1,000,000	7,543
One Market Plaza Trust,
Series 2017-1MKT XCP 0.000%, 2/10/32 IO (l)§	830,825	1
Series 2017-1MKT XNCP 0.090%, 2/10/32 IO (l)§	166,165	271
ONE Mortgage Trust,
Series 2021-PARK A 5.211%, 3/15/36 (l)§	600,000	592,501
PFP Ltd.,
Series 2022-9 A 6.671%, 8/19/35 (l)§	87,998	88,108
PGA Trust,
Series 2024-RSR2 A 6.288%, 6/15/39 (l)§	27,000	27,000
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 5.653%, 11/25/36 (l)§	274,360	273,545
Series 2022-FL9 A 6.806%, 6/25/37 (l)§	8,180	8,204
Series 2023-FL11 A 6.713%, 10/25/39 (l)§	35,896	35,986
RIAL Issuer Ltd.,
Series 2022-FL8 A 6.647%, 1/19/37 (l)§	203,000	203,250
ROCK Trust,
Series 2024-CNTR A 5.388%, 11/13/41§	140,000	138,373
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D 3.477%, 9/15/39 (l)§	30,000	25,004
Soho Trust,
Series 2021-SOHO B 2.697%, 8/10/38 (l)§	371,000	262,181
SREIT Trust,
Series 2021-MFP D 6.090%, 11/15/38 (l)§	351,169	350,730
TCO Commercial Mortgage Trust,
Series 2024-DPM C 6.492%, 12/15/39 (l)§	190,000	189,999
UBS Commercial Mortgage Trust,
Series 2017-C7 A4 3.679%, 12/15/50	140,000	134,296
Series 2018-C12 B 4.787%, 8/15/51 (l)	75,000	68,470
Series 2018-C13 XA 0.773%, 10/15/51 IO (l)	7,829,296	180,035
Series 2018-C8 C 4.683%, 2/15/51 (l)	226,000	202,256
Series 2019-C17 XA 1.436%, 10/15/52 IO (l)	925,775	49,618
Series 2019-C18 XA 0.989%, 12/15/52 IO (l)	942,079	34,155
VEGAS Trust,
Series 2024-TI A 5.518%, 11/10/39§	140,000	140,270
Velocity Commercial Capital Loan Trust,
Series 2019-1 A 3.760%, 3/25/49 (l)§	230,897	221,403
Series 2024-6 A 5.810%, 12/25/54 (l)§	1,000,000	991,023
VNDO Trust,
Series 2016-350P D 3.903%, 1/10/35 (l)§	100,000	94,942
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C 3.894%, 2/15/48	150,000	130,255
Series 2015-C27 XA 0.730%, 2/15/48 IO (l)	1,558,148	835
Series 2015-LC20 C 4.056%, 4/15/50 (l)	219,000	207,666
Series 2015-NXS1 XA 0.950%, 5/15/48 IO (l)	1,340,552	1,516
Series 2015-NXS2 XA 0.577%, 7/15/58 IO (l)	3,128,130	5,648
Series 2016-BNK1 XD 1.241%, 8/15/49 IO (l)§	1,000,000	16,028
Series 2016-C32 A3FL 5.916%, 1/15/59 (l)	32,141	32,187
Series 2016-C33 XA 1.557%, 3/15/59 IO (l)	849,358	10,029
Series 2016-C34 A3FL 5.536%, 6/15/49 (l)§	30,000	29,621
Series 2017-C38 XA 0.914%, 7/15/50 IO (l)	2,186,734	36,876
Series 2017-C39 XA 1.075%, 9/15/50 IO (l)	2,104,206	43,995

See Notes to Financial Statements.

1267

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Series 2018-1745 A 3.749%, 6/15/36 (l)§	$600,000	$538,278
Series 2018-C46 B 4.633%, 8/15/51	24,000	22,126
Series 2019-C49 B 4.546%, 3/15/52	90,000	84,527
Series 2019-C50 B 4.192%, 5/15/52	150,000	139,582
Series 2019-C50 XA 1.404%, 5/15/52 IO (l)	820,058	38,624
Series 2019-JWDR C 3.038%, 9/15/31 (l)§	241,000	231,776
Series 2020-C55 AS 2.937%, 2/15/53	207,000	182,482
Series 2020-C55 XA 1.279%, 2/15/53 IO (l)	3,954,551	197,603
Series 2020-C56 XA 1.331%, 6/15/53 IO (l)	3,249,277	162,845
Series 2021-C59 XA 1.503%, 4/15/54 IO (l)	2,950,578	189,147
Series 2021-FCMT D 8.012%, 5/15/31 (l)§	110,000	109,458
Series 2024-BPRC B 6.215%, 7/15/43§	47,000	47,071
Series 2024-BPRC C 6.432%, 7/15/43§	30,000	29,783
Series 2024-BPRC D 7.082%, 7/15/43§	10,000	9,792
Series 2024-BPRC X 0.091%, 7/15/43 IO (l)§	369,000	3,514
WMRK Commercial Mortgage Trust,
Series 2022-WMRK A 7.186%, 11/15/27 (l)§	100,000	100,781
Series 2022-WMRK B 7.833%, 11/15/27 (l)§	100,000	100,563

Total Commercial Mortgage-Backed Securities		48,647,568

Corporate Bonds (26.7%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.800%, 2/15/27	100,000	98,008
4.250%, 3/1/27	150,000	148,503
4.100%, 2/15/28	120,000	117,225
4.300%, 2/15/30	130,000	125,717
5.400%, 2/15/34	834,000	835,837
3.650%, 9/15/59	442,000	291,993
Bell Canada (The)
5.200%, 2/15/34	100,000	97,410
NBN Co. Ltd.
4.250%, 10/1/29§	500,000	484,354
Verizon Communications, Inc.
4.125%, 3/16/27	150,000	148,179
2.100%, 3/22/28	60,000	55,102
4.329%, 9/21/28	118,000	115,813
1.680%, 10/30/30	72,000	59,792
2.550%, 3/21/31	417,000	358,798
2.355%, 3/15/32	528,000	437,140

		3,373,871

Entertainment (0.1%)
Netflix, Inc.
4.900%, 8/15/34	40,000	39,172
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	50,000	49,967
Walt Disney Co. (The)
3.800%, 3/22/30	250,000	239,037
Warnermedia Holdings, Inc.
6.412%, 3/15/26	130,000	129,934
4.279%, 3/15/32	100,000	88,194

		546,304

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
4.600%, 5/15/28	100,000	100,035
4.750%, 8/15/34	455,000	442,249
4.650%, 8/15/62	166,000	140,425
5.750%, 5/15/63	45,000	45,337
5.550%, 8/15/64	172,000	167,396

		895,442

Media (0.4%)
Charter Communications Operating LLC
6.550%, 6/1/34	150,000	153,945
3.700%, 4/1/51	446,000	279,959
3.850%, 4/1/61	1,099,000	664,961
Comcast Corp.
3.150%, 3/1/26	125,000	123,066
4.150%, 10/15/28	245,000	238,895
2.650%, 2/1/30 (x)	200,000	178,934
1.950%, 1/15/31	13,000	10,874
5.500%, 11/15/32	20,000	20,417
2.937%, 11/1/56	118,000	68,829
2.650%, 8/15/62	128,000	66,557
2.987%, 11/1/63	159,000	89,766
Cox Communications, Inc.
3.500%, 8/15/27§	400,000	386,202
Fox Corp.
4.709%, 1/25/29	100,000	98,769
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	15,000	14,803
5.375%, 6/15/33	100,000	99,061
Paramount Global
3.700%, 10/4/26 (e)	42,000	40,419
2.900%, 1/15/27	199,000	190,159
3.375%, 2/15/28 (x)	26,000	24,430
4.950%, 1/15/31	200,000	186,658
5.850%, 9/1/43	46,000	39,953
5.250%, 4/1/44 (x)	15,000	11,647
4.900%, 8/15/44	11,000	8,349
4.600%, 1/15/45	17,000	12,444

		3,009,097

Wireless Telecommunication Services (0.3%)
Rogers Communications, Inc.
3.200%, 3/15/27	65,000	62,706
5.300%, 2/15/34 (x)	479,000	467,078
Sprint LLC
7.625%, 3/1/26 (x)	30,000	30,675
T-Mobile USA, Inc.
3.750%, 4/15/27	200,000	195,291
4.850%, 1/15/29	475,000	472,296

See Notes to Financial Statements.

1268

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
3.875%, 4/15/30		$875,000	$823,232
5.050%, 7/15/33		284,000	277,741
5.150%, 4/15/34		223,000	219,031

			2,548,050

Total Communication Services			10,372,764

Consumer Discretionary (1.2%)
Automobile Components (0.0%)†
Magna International, Inc.
5.500%, 3/21/33		100,000	101,057

Automobiles (0.5%)
Ford Motor Co.
3.250%, 2/12/32		200,000	166,860
6.100%, 8/19/32		200,000	199,516
Hyundai Capital America
6.000%, 7/11/25§		300,000	301,490
(SOFR + 1.15%), 5.643%, 8/4/25 (k)§		500,000	501,650
5.500%, 3/30/26§		300,000	301,771
5.950%, 9/21/26§		200,000	203,056
5.250%, 1/8/27§		300,000	301,716
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§		500,000	495,725
Nissan Motor Co. Ltd.
3.201%, 9/17/28 (m)(x)	EUR	400,000	406,977
4.810%, 9/17/30§		$700,000	655,928
Toyota Motor Corp.
5.123%, 7/13/33		150,000	151,598

			3,686,287

Broadline Retail (0.2%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31 (x)		100,000	84,237
Amazon.com, Inc.
1.000%, 5/12/26		50,000	47,841
3.300%, 4/13/27		100,000	97,574
3.150%, 8/22/27		50,000	48,314
1.650%, 5/12/28		50,000	45,458
1.500%, 6/3/30		85,000	72,019
2.100%, 5/12/31 (x)		50,000	42,711
3.600%, 4/13/32		100,000	92,375
2.500%, 6/3/50		37,000	22,038
4.250%, 8/22/57		80,000	65,416
4.100%, 4/13/62		215,000	168,451
eBay, Inc.
5.900%, 11/22/25		400,000	404,137
1.400%, 5/10/26		100,000	95,706

			1,286,277

Diversified Consumer Services (0.0%)†
Wand NewCo 3, Inc.
7.625%, 1/30/32§		300,000	306,675

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.
3.700%, 12/1/29 (x)		600,000	556,692
Expedia Group, Inc.
6.250%, 5/1/25§		564,000	564,563
3.250%, 2/15/30		200,000	184,125
Hyatt Hotels Corp.
5.750%, 1/30/27		30,000	30,453
Las Vegas Sands Corp.
6.000%, 8/15/29		400,000	404,097
Marriott International, Inc.
5.000%, 10/15/27		55,000	55,332
4.800%, 3/15/30		400,000	395,302
4.500%, 10/1/34		24,000	22,473
Series FF
4.625%, 6/15/30		25,000	24,479
Series X
4.000%, 4/15/28		25,000	24,266
McDonald’s Corp.
3.700%, 1/30/26		75,000	74,408
2.625%, 9/1/29		40,000	36,390
Starbucks Corp.
2.450%, 6/15/26		50,000	48,481
3.550%, 8/15/29		100,000	94,645
3.000%, 2/14/32		20,000	17,470

			2,533,176

Household Durables (0.1%)
DR Horton, Inc.
5.000%, 10/15/34		662,000	638,765
Leggett & Platt, Inc.
3.500%, 11/15/27 (x)		25,000	23,589
Lennar Corp.
4.750%, 11/29/27		100,000	99,519
Mohawk Industries, Inc.
3.625%, 5/15/30		25,000	23,053

			784,926

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27		15,000	14,445

Specialty Retail (0.1%)
AutoZone, Inc.
4.500%, 2/1/28		70,000	69,153
Home Depot, Inc. (The)
2.125%, 9/15/26		65,000	62,529
0.900%, 3/15/28		65,000	58,025
2.950%, 6/15/29		30,000	27,870
4.750%, 6/25/29		45,000	45,059
1.875%, 9/15/31		85,000	70,134
3.250%, 4/15/32		45,000	40,200
3.350%, 4/15/50		18,000	12,524
3.625%, 4/15/52		70,000	50,770
3.500%, 9/15/56		100,000	69,445
5.400%, 6/25/64		39,000	37,341
Lowe’s Cos., Inc.
2.500%, 4/15/26		100,000	97,468
3.650%, 4/5/29		200,000	190,433
5.000%, 4/15/33		40,000	39,392
3.000%, 10/15/50		168,000	104,230
3.500%, 4/1/51		136,000	92,681
4.250%, 4/1/52		20,000	15,618
O’Reilly Automotive, Inc.
4.350%, 6/1/28		50,000	48,933
Ross Stores, Inc.
0.875%, 4/15/26		50,000	47,624
Tractor Supply Co.
5.250%, 5/15/33		5,000	4,991

			1,184,420

See Notes to Financial Statements.

1269

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp.
2.950%, 6/15/30		$15,000	$13,576

Total Consumer Discretionary			9,910,839

Consumer Staples (1.0%)
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		250,000	249,746
Bacardi Ltd.
4.450%, 5/15/25§		500,000	497,922
Coca-Cola Co. (The)
2.900%, 5/25/27		50,000	48,246
2.000%, 3/5/31		65,000	55,355
4.650%, 8/14/34		55,000	53,521
2.500%, 3/15/51		69,000	40,370
Constellation Brands, Inc.
5.000%, 2/2/26		15,000	14,976
4.350%, 5/9/27		100,000	98,834
4.800%, 1/15/29		375,000	372,457
Diageo Capital plc
2.375%, 10/24/29		200,000	179,161
Keurig Dr Pepper, Inc.
3.950%, 4/15/29		100,000	95,999
Molson Coors Beverage Co.
3.000%, 7/15/26		100,000	97,483
PepsiCo, Inc.
3.000%, 10/15/27		100,000	96,266
2.750%, 3/19/30		200,000	181,765

			2,082,101

Consumer Staples Distribution & Retail (0.1%)
Costco Wholesale Corp.
1.600%, 4/20/30		200,000	171,139
Kroger Co. (The)
2.650%, 10/15/26		50,000	48,224
4.500%, 1/15/29		25,000	24,631
5.000%, 9/15/34		45,000	43,567
Sysco Corp.
3.250%, 7/15/27		50,000	48,137
Target Corp.
3.375%, 4/15/29		100,000	94,805
4.500%, 9/15/32 (x)		50,000	48,244
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26		100,000	96,500
Walmart, Inc.
3.050%, 7/8/26		40,000	39,206
3.250%, 7/8/29		200,000	189,515
2.375%, 9/24/29		3,000	2,728
1.800%, 9/22/31		15,000	12,513

			819,209

Food Products (0.2%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26		50,000	48,362
Bunge Ltd. Finance Corp.
2.750%, 5/14/31		25,000	21,561
Campbell’s Co. (The)
4.150%, 3/15/28		25,000	24,357
Conagra Brands, Inc.
4.850%, 11/1/28		225,000	223,767
General Mills, Inc.
4.200%, 4/17/28		215,000	210,418
Hormel Foods Corp.
1.700%, 6/3/28		70,000	63,277
J M Smucker Co. (The)
2.375%, 3/15/30		15,000	13,230
JBS USA Holding Lux Sarl
5.125%, 2/1/28		100,000	99,428
JDE Peet’s NV
4.500%, 1/23/34(m)	EUR	400,000	436,599
Mondelez International, Inc.
2.750%, 4/13/30		$200,000	178,841
4.625%, 7/3/31	CAD	600,000	428,483
Unilever Capital Corp.
2.900%, 5/5/27		$100,000	96,418

			1,844,741

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30		15,000	12,727
Kimberly-Clark Corp.
3.950%, 11/1/28		10,000	9,768
3.200%, 4/25/29		50,000	47,124
2.000%, 11/2/31		25,000	20,995
Procter & Gamble Co. (The)
1.200%, 10/29/30		50,000	41,088

			131,702

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The)
1.950%, 3/15/31		45,000	37,361
Haleon US Capital LLC
3.375%, 3/24/27		250,000	242,350

			279,711

Tobacco (0.4%)
Altria Group, Inc.
4.800%, 2/14/29		40,000	39,541
6.875%, 11/1/33 (x)		133,000	144,095
3.400%, 2/4/41		29,000	20,915
4.250%, 8/9/42		94,000	75,005
4.500%, 5/2/43		197,000	160,903
3.875%, 9/16/46		14,000	10,126
4.450%, 5/6/50		16,000	12,391
3.700%, 2/4/51		46,000	31,042
6.200%, 2/14/59		22,000	21,447
BAT Capital Corp.
3.557%, 8/15/27 (x)		100,000	96,737
2.259%, 3/25/28		225,000	206,696
4.742%, 3/16/32		293,000	281,004
7.079%, 8/2/43		18,000	19,430
4.540%, 8/15/47		26,000	20,616
4.758%, 9/6/49		187,000	151,497
5.650%, 3/16/52		57,000	51,987
7.081%, 8/2/53		419,000	459,395
BAT International Finance plc
5.931%, 2/2/29		400,000	411,640
Imperial Brands Finance plc
3.500%, 7/26/26§		400,000	391,256
Philip Morris International, Inc.
5.375%, 2/15/33		200,000	200,328
5.250%, 2/13/34		100,000	98,819

See Notes to Financial Statements.

1270

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Reynolds American, Inc.
5.850%, 8/15/45	$207,000	$196,221

		3,101,091

Total Consumer Staples		8,258,555

Energy (2.5%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
3.337%, 12/15/27	100,000	96,206
FORESEA Holding SA
7.500%, 6/15/30 (m)	32,553	31,210
Schlumberger Investment SA
2.650%, 6/26/30	200,000	177,993

		305,409

Oil, Gas & Consumable Fuels (2.4%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§	200,000	192,994
Antero Resources Corp.
7.625%, 2/1/29§	250,000	256,218
5.375%, 3/1/30 (x)§	276,000	266,668
Apache Corp.
4.750%, 4/15/43	29,000	23,128
Boardwalk Pipelines LP
4.800%, 5/3/29	20,000	19,626
BP Capital Markets America, Inc.
3.588%, 4/14/27	100,000	97,639
4.234%, 11/6/28	200,000	195,530
BP Capital Markets plc
3.279%, 9/19/27	50,000	48,271
Cameron LNG LLC
3.302%, 1/15/35§	24,000	19,784
3.402%, 1/15/38§	424,000	350,630
Canadian Natural Resources Ltd.
5.000%, 12/15/29§	400,000	395,583
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	295,000	276,998
2.742%, 12/31/39	441,000	350,796
Cheniere Energy Partners LP
3.250%, 1/31/32 (x)	400,000	346,940
5.950%, 6/30/33	50,000	51,151
Cheniere Energy, Inc.
4.625%, 10/15/28	200,000	195,764
5.650%, 4/15/34	910,000	910,224
Chevron Corp.
2.954%, 5/16/26	50,000	49,023
3.078%, 5/11/50	57,000	37,648
Chevron USA, Inc.
2.343%, 8/12/50	119,000	66,815
ConocoPhillips Co.
6.950%, 4/15/29	200,000	216,243
5.300%, 5/15/53	39,000	35,989
4.025%, 3/15/62	61,000	44,044
5.700%, 9/15/63	10,000	9,606
Continental Resources, Inc.
5.750%, 1/15/31§	500,000	494,106
Coterra Energy, Inc.
4.375%, 3/15/29	100,000	96,669
5.400%, 2/15/35	400,000	387,182
Devon Energy Corp.
4.750%, 5/15/42	193,000	160,348
Diamondback Energy, Inc.
3.250%, 12/1/26	825,000	802,650
3.500%, 12/1/29	1,745,000	1,622,789
3.125%, 3/24/31	472,000	416,854
5.400%, 4/18/34	40,000	39,295
4.250%, 3/15/52	146,000	109,549
5.750%, 4/18/54	64,000	59,872
5.900%, 4/18/64	228,000	213,793
Enbridge, Inc.
3.700%, 7/15/27 (x)	50,000	48,714
5.625%, 4/5/34	150,000	150,826
Energy Transfer LP
5.550%, 2/15/28	25,000	25,335
6.100%, 12/1/28	200,000	207,180
3.750%, 5/15/30	100,000	93,024
5.550%, 5/15/34	550,000	544,623
5.000%, 5/15/50	700,000	593,162
EnLink Midstream LLC
6.500%, 9/1/30§	400,000	418,900
5.650%, 9/1/34 (x)	33,000	32,794
Enterprise Products Operating LLC
3.700%, 2/15/26	100,000	99,029
2.800%, 1/31/30	30,000	27,034
EOG Resources, Inc.
4.375%, 4/15/30	200,000	194,329
EQT Corp.
3.125%, 5/15/26 (x)§	300,000	292,069
3.900%, 10/1/27	233,000	226,872
5.700%, 4/1/28	365,000	369,640
5.000%, 1/15/29	487,000	479,714
7.000%, 2/1/30 (e)	23,000	24,370
3.625%, 5/15/31§	716,000	636,297
5.750%, 2/1/34 (x)	105,000	104,153
Equinor ASA
1.750%, 1/22/26	55,000	53,339
3.625%, 9/10/28	100,000	96,534
Expand Energy Corp.
5.700%, 1/15/35	44,000	43,219
Exxon Mobil Corp.
3.043%, 3/1/26	50,000	49,244
2.275%, 8/16/26	200,000	193,272
2.995%, 8/16/39	13,000	9,806
4.114%, 3/1/46	15,000	12,169
3.452%, 4/15/51	111,000	77,900
Flex Intermediate Holdco LLC
3.363%, 6/30/31§	400,000	341,526
Korea National Oil Corp.
4.875%, 4/3/29§	400,000	396,456
Marathon Petroleum Corp.
5.125%, 12/15/26	100,000	100,520
3.800%, 4/1/28	15,000	14,424
MPLX LP
4.000%, 3/15/28	200,000	193,751
NGPL PipeCo LLC
3.250%, 7/15/31§	10,000	8,622
Occidental Petroleum Corp.
5.200%, 8/1/29	125,000	123,876
Oleoducto Central SA
4.000%, 7/14/27§	14,000	13,234
ONEOK, Inc.
5.850%, 1/15/26	65,000	65,566
4.350%, 3/15/29	50,000	48,581
3.250%, 6/1/30	15,000	13,609

See Notes to Financial Statements.

1271

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Ovintiv, Inc.
5.650%, 5/15/28		$35,000	$35,430
7.100%, 7/15/53		65,000	69,289
Petroleos Mexicanos
6.500%, 3/13/27		85,000	81,906
10.000%, 2/7/33		200,000	208,000
Phillips 66 Co.
3.550%, 10/1/26		25,000	24,528
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	201,213
1.900%, 8/15/30		50,000	42,515
Plains All American Pipeline LP
4.500%, 12/15/26 (x)		50,000	49,717
Sabine Pass Liquefaction LLC
5.625%, 3/1/25		69,000	69,005
5.000%, 3/15/27		205,000	205,595
4.200%, 3/15/28 (x)		200,000	195,129
4.500%, 5/15/30 (x)		534,000	516,240
5.900%, 9/15/37		216,000	218,780
Saudi Arabian Oil Co.
5.250%, 7/17/34§		400,000	394,624
Shell Finance US, Inc.
2.375%, 11/7/29		50,000	44,736
South Bow USA Infrastructure Holdings LLC
4.911%, 9/1/27§		106,000	105,557
5.026%, 10/1/29§		400,000	392,980
Targa Resources Corp.
5.200%, 7/1/27		424,000	426,132
4.200%, 2/1/33		209,000	189,818
6.125%, 3/15/33		200,000	205,947
TotalEnergies Capital International SA
3.455%, 2/19/29		100,000	95,021
TotalEnergies Capital SA
4.724%, 9/10/34		50,000	48,037
TransCanada PipeLines Ltd.
4.250%, 5/15/28 (x)		100,000	97,523
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		75,000	76,718
Valero Energy Corp.
4.000%, 4/1/29		65,000	62,256
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	183,500
3.875%, 11/1/33§		100,000	85,729
Venture Global LNG, Inc.
8.125%, 6/1/28§		300,000	312,000
Western Midstream Operating LP
6.150%, 4/1/33		20,000	20,372
Williams Cos., Inc. (The)
2.600%, 3/15/31		65,000	56,028
4.650%, 8/15/32		11,000	10,444
5.150%, 3/15/34		100,000	97,274

			20,106,175

Total Energy			20,411,584

Financials (11.0%)
Banks (6.3%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26(k)§		400,000	404,186
Associated Banc-Corp.
(SOFR + 3.03%), 6.455%, 8/29/30 (k)		77,000	78,508
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)		100,000	109,518
Banco Espirito Santo SA
4.000%, 1/21/19 (h)(m)	EUR	900,000	234,931
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28 (k)		$400,000	403,285
5.588%, 8/8/28		200,000	202,552
6.607%, 11/7/28		200,000	210,057
2.749%, 12/3/30		200,000	169,006
5.439%, 7/15/31		100,000	99,639
Bank of America Corp.
3.500%, 4/19/26		125,000	123,188
(EURIBOR 3 Month + 1.00%), 3.839%, 9/22/26 (k)(m)	EUR	600,000	624,860
(SOFR + 1.29%), 5.080%, 1/20/27 (k)		$150,000	150,369
(SOFR + 0.96%), 1.734%, 7/22/27 (k)		250,000	238,348
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)		125,000	121,652
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		550,000	543,434
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28 (k)		97,000	93,020
(SOFR + 1.06%), 2.087%, 6/14/29 (k)		100,000	90,669
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29 (k)(x)		50,000	48,638
(SOFR + 1.57%), 5.819%, 9/15/29 (k)		541,000	554,055
(CME Term SOFR 3 Month + 1.47%), 3.974%, 2/7/30 (k)		400,000	383,144
(SOFR + 1.37%), 1.922%, 10/24/31 (k)		207,000	172,901
(SOFR + 1.32%), 2.687%, 4/22/32 (k)		331,000	284,593
(SOFR + 1.21%), 2.572%, 10/20/32 (k)		221,000	186,213
(SOFR + 1.33%), 2.972%, 2/4/33 (k)		81,000	69,604
(SOFR + 1.84%), 5.872%, 9/15/34 (k)		200,000	205,852
(SOFR + 1.65%), 5.468%, 1/23/35 (k)(x)		137,000	137,559
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)		200,000	176,914
(SOFR + 1.93%), 2.676%, 6/19/41 (k)		40,000	27,729
(SOFR + 1.56%), 2.972%, 7/21/52 (k)		288,000	182,263

See Notes to Financial Statements.

1272

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Series N
(SOFR + 1.22%), 2.651%, 3/11/32 (k)		$100,000	$86,112
Bank of America NA
(SOFR + 1.02%), 5.504%, 8/18/26 (k)		400,000	402,263
Bank of Montreal
1.250%, 9/15/26		50,000	47,250
(SOFR + 0.60%), 0.949%, 1/22/27 (k)		50,000	47,983
Bank of Nova Scotia (The)
1.300%, 9/15/26		100,000	94,623
5.250%, 6/12/28		100,000	101,117
Banque Federative du Credit Mutuel SA
5.896%, 7/13/26(x)§		300,000	304,679
(United States SOFR Compounded Index + 1.07%), 5.554%, 2/16/28 (k)§		400,000	401,156
Barclays plc
3.250%, 2/12/27 (m)	GBP	500,000	603,057
(SOFR + 1.49%), 5.674%, 3/12/28 (k)		$250,000	252,400
(SOFR + 1.49%), 5.961%, 3/12/28 (k)		200,000	202,294
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28 (k)		300,000	317,443
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)		550,000	605,436
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		700,000	641,109
(SOFR + 1.59%), 5.497%, 5/20/30 (k)§		400,000	400,307
BPCE SA
5.281%, 5/30/29§		250,000	250,260
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		400,000	415,466
Canadian Imperial Bank of Commerce
1.250%, 6/22/26		50,000	47,574
5.615%, 7/17/26		200,000	202,667
Citibank NA
5.864%, 9/29/25 (x)		300,000	302,877
5.488%, 12/4/26		600,000	608,534
5.803%, 9/29/28		200,000	206,028
Citigroup, Inc.
3.400%, 5/1/26		100,000	98,333
(SOFR + 0.77%), 1.462%, 6/9/27 (k)(x)		200,000	190,309
4.450%, 9/29/27		200,000	197,110
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		464,000	446,004
(CME Term SOFR 3 Month + 1.65%), 3.668%, 7/24/28 (k)		125,000	120,960
(SOFR + 1.36%), 5.174%, 2/13/30 (k)(x)		200,000	199,610
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30 (k)		150,000	143,004
(SOFR + 1.34%), 4.542%, 9/19/30 (k)		125,000	121,249
(SOFR + 1.42%), 2.976%, 11/5/30 (k)		50,000	45,077
(SOFR + 1.18%), 2.520%, 11/3/32 (k)		70,000	58,407
(SOFR + 1.35%), 3.057%, 1/25/33 (k)		285,000	244,618
(SOFR + 1.94%), 3.785%, 3/17/33 (k)		481,000	432,092
(SOFR + 2.34%), 6.270%, 11/17/33 (k)		200,000	209,409
(SOFR + 1.45%), 5.449%, 6/11/35 (k)		593,000	588,579
Citizens Financial Group, Inc.
2.850%, 7/27/26		100,000	96,678
3.250%, 4/30/30		30,000	27,112
Comerica, Inc.
4.000%, 2/1/29		50,000	47,575
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	403,505
Cooperatieve Rabobank UA
5.500%, 7/18/25		500,000	502,704
3.750%, 7/21/26		250,000	244,886
5.500%, 10/5/26		300,000	305,045
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.447%, 3/5/30 (k)§		400,000	403,828
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29 (k)§		400,000	413,118
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.705%, 3/1/30 (k)§		400,000	405,101
Fifth Third Bancorp
(SOFR + 1.36%), 4.055%, 4/25/28 (k)		60,000	58,677
FNB Corp.
(United States SOFR Compounded Index + 1.93%), 5.722%, 12/11/30 (k)		186,000	184,057
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28 (k)		700,000	741,741
(SOFR + 1.46%), 5.546%, 3/4/30 (k)		100,000	100,653
4.950%, 3/31/30		400,000	395,426
(SOFR + 1.19%), 2.804%, 5/24/32 (k)		200,000	169,847
(SOFR + 2.39%), 6.254%, 3/9/34 (k)		800,000	830,445
(SOFR + 1.90%), 5.874%, 11/18/35 (k)		200,000	195,033
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33 (k)		35,000	33,659
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)		100,000	80,917

See Notes to Financial Statements.

1273

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
ING Groep NV
(SOFR + 1.44%), 5.335%, 3/19/30 (k)		$200,000	$200,566
JPMorgan Chase & Co.
(SOFR + 1.85%), 2.083%, 4/22/26 (k)		100,000	99,071
2.950%, 10/1/26		100,000	97,429
4.125%, 12/15/26		125,000	123,599
(SOFR + 0.77%), 1.470%, 9/22/27 (k)(x)		40,000	37,792
(SOFR + 1.33%), 6.070%, 10/22/27 (k)		400,000	409,281
(SOFR + 1.20%), 5.700%, 1/23/28 (k)		200,000	201,847
(CME Term SOFR 3 Month + 1.60%), 3.782%, 2/1/28 (k)		125,000	122,271
(SOFR + 0.93%), 5.571%, 4/22/28 (k)		1,797,000	1,826,643
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28 (k)		75,000	72,753
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		700,000	657,680
(SOFR + 0.86%), 4.505%, 10/22/28 (k)(x)		470,000	464,778
(SOFR + 1.02%), 2.069%, 6/1/29 (k)		55,000	49,917
(SOFR + 1.45%), 5.299%, 7/24/29 (k)		455,000	458,097
(SOFR + 1.31%), 5.012%, 1/23/30 (k)		40,000	39,904
(SOFR + 1.16%), 5.581%, 4/22/30 (k)		441,000	449,020
(SOFR + 1.13%), 4.995%, 7/22/30 (k)		1,013,000	1,006,508
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)		200,000	179,957
(SOFR + 1.04%), 4.603%, 10/22/30 (k)		507,000	497,636
(SOFR + 2.04%), 2.522%, 4/22/31 (k)		332,000	291,855
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)		200,000	178,484
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)		187,000	155,228
(SOFR + 1.07%), 1.953%, 2/4/32 (k)		337,000	278,942
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)		159,000	136,110
(SOFR + 1.18%), 2.545%, 11/8/32 (k)		327,000	275,549
(SOFR + 1.26%), 2.963%, 1/25/33 (k)		344,000	297,222
(SOFR + 1.80%), 4.586%, 4/26/33 (k)		85,000	81,332
(SOFR + 1.81%), 6.254%, 10/23/34 (k)		40,000	42,326
(SOFR + 1.46%), 5.294%, 7/22/35 (k)		271,000	268,174
(SOFR + 1.34%), 4.946%, 10/22/35 (k)		40,000	38,435
(SOFR + 1.58%), 3.328%, 4/22/52 (k)		79,000	54,184
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29 (k)§		200,000	203,049
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30 (k)§		400,000	392,870
KeyBank NA
5.000%, 1/26/33		358,000	342,740
KeyCorp
(United States SOFR Compounded Index + 2.42%), 6.401%, 3/6/35 (k)		250,000	260,109
Korea Development Bank (The)
4.500%, 2/15/29		200,000	197,800
Kreditanstalt fuer Wiederaufbau
0.625%, 1/22/26		135,000	129,847
3.000%, 5/20/27		180,000	175,312
2.875%, 4/3/28 (x)		90,000	85,926
3.875%, 6/15/28		60,000	59,043
4.000%, 3/15/29 (x)		100,000	98,298
0.750%, 9/30/30		105,000	85,546
4.125%, 7/15/33 (x)		200,000	192,873
Landwirtschaftliche Rentenbank
0.875%, 3/30/26		20,000	19,114
1.750%, 7/27/26		75,000	72,021
0.875%, 9/3/30 (x)		100,000	81,740
Series 37
2.500%, 11/15/27		50,000	47,739
Lloyds Banking Group plc
4.000%, 3/7/25	AUD	800,000	494,294
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.840%, 3/7/25 (k)		700,000	433,653
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.087%, 11/26/28 (k)		$200,000	199,564
(United States SOFR Compounded Index + 1.06%), 5.480%, 11/26/28 (k)		200,000	200,320
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)		200,000	199,358
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34 (k)		125,000	119,620
(SOFR + 1.61%), 5.385%, 1/16/36 (k)		193,000	186,548
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.719%, 2/20/26 (k)		300,000	300,226
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27 (k)		200,000	189,210
3.741%, 3/7/29		100,000	95,544

See Notes to Financial Statements.

1274

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34 (k)		$200,000	$201,765
Mizuho Financial Group, Inc.
(CME Term SOFR 3 Month + 1.09%), 2.226%, 5/25/26 (k)		600,000	593,419
4.018%, 3/5/28		200,000	194,987
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)		700,000	648,950
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34 (k)		200,000	203,810
Morgan Stanley Bank NA
(SOFR + 1.08%), 5.655%, 1/14/28 (k)		400,000	402,725
National Securities Clearing Corp.
5.000%, 5/30/28§		400,000	401,072
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28 (k)		400,000	403,575
5.076%, 1/27/30		200,000	197,823
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35 (k)		50,000	50,289
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The)
5.094%, 10/16/29§		$400,000	396,406
Oesterreichische Kontrollbank AG
4.250%, 3/1/28		75,000	74,630
PNC Financial Services Group, Inc. (The)
(SOFR + 0.80%), 5.102%, 7/23/27 (k)		100,000	100,541
(SOFR + 0.98%), 2.307%, 4/23/32 (k)		65,000	54,608
(SOFR + 1.93%), 5.068%, 1/24/34 (k)		200,000	194,607
(SOFR + 1.60%), 5.401%, 7/23/35 (k)		40,000	39,811
Regions Financial Corp.
(SOFR + 2.06%), 5.502%, 9/6/35 (k)		25,000	24,344
Royal Bank of Canada
4.650%, 1/27/26		75,000	74,885
1.400%, 11/2/26 (x)		50,000	47,167
4.875%, 1/19/27		400,000	401,437
4.240%, 8/3/27 (x)		150,000	148,100
4.900%, 1/12/28 (x)		325,000	324,945
5.000%, 2/1/33		250,000	245,480
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		375,000	384,852
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28 (k)		200,000	189,338
(SOFR + 2.60%), 6.534%, 1/10/29 (k)		700,000	721,321
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	471,525
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.446%, 1/10/29 (k)§		300,000	306,653
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34 (k)§		500,000	512,312
Standard Chartered plc
6.301%, 1/9/29§		600,000	615,906
Sumitomo Mitsui Financial Group, Inc.
1.474%, 7/8/25		600,000	589,975
3.784%, 3/9/26		100,000	98,906
1.402%, 9/17/26		200,000	189,051
3.364%, 7/12/27		100,000	96,497
3.352%, 10/18/27 (x)		100,000	96,044
5.520%, 1/13/28		200,000	203,185
3.202%, 9/17/29		50,000	46,016
2.142%, 9/23/30		100,000	84,413
Sumitomo Mitsui Trust Bank Ltd.
5.200%, 3/7/27§		400,000	402,986
5.500%, 3/9/28§		300,000	305,065
Toronto-Dominion Bank (The)
0.750%, 1/6/26 (x)		200,000	192,417
1.250%, 9/10/26		50,000	47,204
3.200%, 3/10/32		200,000	175,155
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29 (k)		40,000	39,815
(SOFR + 1.62%), 5.435%, 1/24/30 (k)(x)		110,000	110,866
(SOFR + 1.85%), 5.122%, 1/26/34 (k)		150,000	145,715
(SOFR + 1.92%), 5.711%, 1/24/35 (k)		200,000	202,103
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29 (k)		50,000	49,472
(SOFR + 2.02%), 5.775%, 6/12/29 (k)		100,000	102,243
1.375%, 7/22/30		200,000	165,085
Series V
2.375%, 7/22/26		150,000	145,243
Wells Fargo & Co.
3.000%, 4/22/26		50,000	48,907
3.000%, 10/23/26		100,000	96,965
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)		400,000	390,525
4.300%, 7/22/27		100,000	98,532
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28 (k)		75,000	72,628
4.150%, 1/24/29		200,000	193,868
(SOFR + 1.79%), 6.303%, 10/23/29 (k)		175,000	181,838

See Notes to Financial Statements.

1275

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
(SOFR + 1.50%), 5.198%, 1/23/30 (k)	$55,000	$55,120
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	435,000	383,765
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	700,000	613,940
(SOFR + 1.38%), 5.211%, 12/3/35 (k)	399,000	388,511
(CME Term SOFR 3 Month + 4.50%), 5.013%, 4/4/51 (k)	57,000	50,354
(SOFR + 2.13%), 4.611%, 4/25/53 (k)	249,000	208,476
Wells Fargo Bank NA
5.550%, 8/1/25	200,000	200,947
5.450%, 8/7/26	200,000	202,410
(SOFR + 1.07%), 5.541%, 12/11/26 (k)	400,000	404,200
Westpac Banking Corp.
1.150%, 6/3/26	50,000	47,666
2.700%, 8/19/26	75,000	72,845
5.050%, 4/16/29	200,000	201,695
Zions Bancorp NA
(SOFR + 2.83%), 6.816%, 11/19/35 (k)	250,000	251,561

		51,836,536

Capital Markets (2.5%)
Apollo Debt Solutions BDC
6.700%, 7/29/31§	275,000	281,383
Ares Capital Corp.
3.875%, 1/15/26	100,000	98,761
2.875%, 6/15/27	100,000	94,713
Ares Strategic Income Fund
5.700%, 3/15/28§	485,000	484,352
Bank of New York Mellon Corp. (The)
2.450%, 8/17/26	75,000	72,571
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	50,000	49,023
(SOFR + 1.09%), 4.975%, 3/14/30 (k)	50,000	49,960
Series J
1.900%, 1/25/29	50,000	44,743
(SOFR + 1.61%), 4.967%, 4/26/34 (k)(x)	125,000	123,584
Blackrock, Inc.
3.250%, 4/30/29 (x)	15,000	14,168
4.750%, 5/25/33	65,000	63,517
Blackstone Private Credit Fund
2.625%, 12/15/26	50,000	47,615
5.600%, 11/22/29§	87,000	85,765
6.000%, 11/22/34§	242,000	235,606
Blue Owl Capital Corp.
3.400%, 7/15/26	50,000	48,440
2.875%, 6/11/28	314,000	285,369
5.950%, 3/15/29	120,000	120,440
Blue Owl Credit Income Corp.
7.950%, 6/13/28	100,000	105,778
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	48,603
2.724%, 4/15/31	80,000	69,432
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 6.300%, 1/15/55 (k)	100,000	97,931
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	559,307
Charles Schwab Corp. (The)
0.900%, 3/11/26	65,000	62,172
3.300%, 4/1/27	30,000	29,091
2.300%, 5/13/31	50,000	42,487
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	200,000	209,980
Deutsche Bank AG
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	700,000	681,989
(SOFR + 1.59%), 5.706%, 2/8/28 (k)	150,000	151,528
(SOFR + 3.18%), 6.720%, 1/18/29 (k)	150,000	155,541
FactSet Research Systems, Inc.
3.450%, 3/1/32	36,000	31,687
FS KKR Capital Corp.
3.125%, 10/12/28	50,000	45,254
Goldman Sachs Bank USA
(SOFR + 0.78%), 5.283%, 3/18/27 (k)(x)	100,000	100,489
Goldman Sachs Group, Inc. (The)
(SOFR + 1.07%), 5.623%, 8/10/26 (k)	200,000	200,600
(SOFR + 1.08%), 5.798%, 8/10/26 (k)	300,000	301,649
3.500%, 11/16/26 (x)	65,000	63,553
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	300,000	283,675
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	321,000	304,497
(CME Term SOFR 3 Month + 2.01%), 6.629%, 10/28/27 (k)	600,000	613,432
(SOFR + 1.11%), 2.640%, 2/24/28 (k)	320,000	304,824
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28 (k)	65,000	63,124
(SOFR + 1.73%), 4.482%, 8/23/28 (k)	79,000	78,001
(SOFR + 1.77%), 6.484%, 10/24/29 (k)	200,000	209,535
(SOFR + 1.27%), 5.727%, 4/25/30 (k)	500,000	510,629
(SOFR + 1.21%), 5.049%, 7/23/30 (k)	866,000	858,266
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	236,000	194,560
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	252,000	210,201
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	536,000	452,314
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	110,000	94,670
(SOFR + 1.95%), 6.561%, 10/24/34 (k)	100,000	107,515
(SOFR + 1.55%), 5.330%, 7/23/35 (k)	708,000	693,716
(SOFR + 1.42%), 5.016%, 10/23/35 (k)	80,000	76,273
(SOFR + 1.47%), 2.908%, 7/21/42 (k)	74,000	51,462

See Notes to Financial Statements.

1276

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Golub Capital BDC, Inc.
2.500%, 8/24/26	$15,000	$14,255
Intercontinental Exchange, Inc.
5.250%, 6/15/31	30,000	30,248
Jefferies Financial Group, Inc.
2.625%, 10/15/31	100,000	84,180
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (h)	5,000,000	1,500
Series 1
0.000%, 12/30/16 (h)	10,200,000	2,805
Moody’s Corp.
2.000%, 8/19/31	108,000	89,496
Morgan Stanley
3.875%, 1/27/26	65,000	64,508
(SOFR + 1.67%), 4.679%, 7/17/26 (k)	800,000	798,907
3.125%, 7/27/26	125,000	122,112
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	95,000	91,018
+ 1.34%), 3.591%, 7/22/28 (k)	100,000	96,503
(SOFR + 2.24%), 6.296%, 10/18/28 (k)	598,000	618,959
(SOFR + 1.73%), 5.123%, 2/1/29 (k)	400,000	400,626
(SOFR + 1.63%), 5.449%, 7/20/29 (k)	515,000	519,525
(SOFR + 1.45%), 5.173%, 1/16/30 (k)	50,000	50,028
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)	150,000	145,811
(SOFR + 1.26%), 5.656%, 4/18/30 (k)	171,000	173,725
(SOFR + 1.22%), 5.042%, 7/19/30 (k)	1,222,000	1,215,117
(SOFR + 1.10%), 4.654%, 10/18/30 (k)	200,000	195,628
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	200,000	177,608
(SOFR + 1.03%), 1.794%, 2/13/32 (k)	551,000	449,787
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	227,000	188,011
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	269,000	225,322
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	245,000	209,743
(SOFR + 2.56%), 6.342%, 10/18/33 (k)(x)	95,000	100,414
(SOFR + 1.73%), 5.466%, 1/18/35 (k)	150,000	149,047
(SOFR + 1.56%), 5.320%, 7/19/35 (k)	711,000	701,394
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	150,000	121,764
Nasdaq, Inc.
3.850%, 6/30/26	100,000	98,736
5.350%, 6/28/28	200,000	202,192
Nomura Holdings, Inc.
2.648%, 1/16/25	600,000	599,440
5.709%, 1/9/26	500,000	503,765
5.783%, 7/3/34	200,000	202,226
Northern Trust Corp.
4.000%, 5/10/27	35,000	34,529
3.150%, 5/3/29	25,000	23,410
S&P Global, Inc.
1.250%, 8/15/30	25,000	20,622
5.250%, 9/15/33	65,000	65,595
UBS Group AG
4.550%, 4/17/26	250,000	248,900
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§	300,000	302,028
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27 (k)§	400,000	410,176
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 5.959%, 1/12/34 (k)§	400,000	408,010
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35 (k)§	500,000	501,126

		20,922,571

Consumer Finance (1.1%)
AerCap Ireland Capital DAC
2.450%, 10/29/26	950,000	909,548
4.950%, 9/10/34	165,000	156,979
Ally Financial, Inc.
5.800%, 5/1/25	450,000	450,875
2.200%, 11/2/28	700,000	620,579
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31 (k)	400,000	394,398
American Express Co.
4.900%, 2/13/26	45,000	45,158
(SOFR + 1.33%), 6.338%, 10/30/26 (k)	400,000	404,892
3.300%, 5/3/27	265,000	257,116
(SOFR + 0.93%), 5.043%, 7/26/28 (k)	15,000	15,022
(SOFR + 1.42%), 5.284%, 7/26/35 (k)	101,000	99,848
American Honda Finance Corp.
5.000%, 5/23/25	500,000	500,289
2.000%, 3/24/28	10,000	9,163
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§	400,000	403,536
Capital One Financial Corp.
3.800%, 1/31/28	200,000	192,718
(SOFR + 1.91%), 5.700%, 2/1/30 (k)	200,000	202,384
(SOFR + 2.37%), 5.268%, 5/10/33 (k)	85,000	82,790
Caterpillar Financial Services Corp.
0.900%, 3/2/26	100,000	95,945
1.100%, 9/14/27	50,000	45,844
Discover Financial Services
4.100%, 2/9/27	40,000	39,266
Ford Motor Credit Co. LLC
5.125%, 6/16/25	700,000	696,220
5.800%, 3/5/27	400,000	403,464
6.798%, 11/7/28	200,000	207,350

See Notes to Financial Statements.

1277

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
5.800%, 3/8/29		$100,000	$100,160
General Motors Financial Co., Inc.
5.250%, 3/1/26		50,000	50,139
5.400%, 4/6/26		60,000	60,339
(United States SOFR Compounded Index + 1.35%), 5.840%, 5/8/27 (k)(x)		400,000	403,377
5.800%, 6/23/28		100,000	101,794
4.300%, 4/6/29		50,000	48,191
3.600%, 6/21/30		50,000	45,770
5.750%, 2/8/31		30,000	30,486
5.600%, 6/18/31		30,000	30,103
5.450%, 9/6/34 (x)		310,000	301,576
John Deere Capital Corp.
4.750%, 6/8/26		200,000	200,774
1.050%, 6/17/26		50,000	47,587
3.350%, 4/18/29 (x)		200,000	189,548
4.400%, 9/8/31		41,000	39,694
3.900%, 6/7/32		10,000	9,286
Synchrony Financial
3.700%, 8/4/26		50,000	48,929
Toyota Motor Credit Corp.
1.125%, 6/18/26		35,000	33,335
3.200%, 1/11/27		100,000	97,478
4.625%, 1/12/28 (x)		65,000	64,832
1.900%, 4/6/28		100,000	91,347
4.550%, 8/9/29		400,000	394,324
5.100%, 3/21/31		100,000	100,230

			8,722,683

Financial Services (0.4%)
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.088%, 12/15/44§		220,000	221,320
Berkshire Hathaway, Inc.
3.125%, 3/15/26		35,000	34,483
Block Financial LLC
2.500%, 7/15/28		10,000	9,073
Corebridge Financial, Inc.
3.900%, 4/5/32		200,000	181,775
Essent Group Ltd.
6.250%, 7/1/29		400,000	407,453
Fiserv, Inc.
3.500%, 7/1/29		245,000	229,732
5.450%, 3/15/34 (x)		400,000	399,821
Global Payments, Inc.
3.200%, 8/15/29		100,000	91,618
2.900%, 11/15/31		106,000	90,596
Jyske Realkredit A/S
Series CCE
1.500%, 10/1/53	DKK	2	—
Lseg US Fin Corp.
4.875%, 3/28/27§		$400,000	399,778
Mastercard, Inc.
2.950%, 11/21/26		50,000	48,596
2.000%, 11/18/31		100,000	83,143
3.950%, 2/26/48		38,000	30,376
3.850%, 3/26/50		35,000	27,006
National Rural Utilities Cooperative Finance Corp.
1.000%, 6/15/26		50,000	47,440
4.800%, 3/15/28		15,000	15,001
5.000%, 8/15/34		200,000	194,705
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		400,000	410,275
Nexi SpA
2.125%, 4/30/29 (m)	EUR	400,000	393,950
ORIX Corp.
4.650%, 9/10/29		$50,000	49,189
PayPal Holdings, Inc.
2.650%, 10/1/26		100,000	96,765
3.900%, 6/1/27		20,000	19,688
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53 (m)	DKK	1	—
Shell International Finance BV
2.875%, 5/10/26		$50,000	48,893
2.500%, 9/12/26		50,000	48,379
Visa, Inc.
0.750%, 8/15/27		45,000	40,948
2.050%, 4/15/30		65,000	56,848
Voya Financial, Inc.
3.650%, 6/15/26		50,000	49,184

			3,726,035

Insurance (0.7%)
American International Group, Inc.
4.375%, 6/30/50		38,000	31,314
Aon Corp.
4.500%, 12/15/28		25,000	24,550
2.050%, 8/23/31 (x)		100,000	82,372
Aon North America, Inc.
5.150%, 3/1/29		450,000	450,618
Arthur J Gallagher & Co.
5.000%, 2/15/32		400,000	394,363
6.750%, 2/15/54		47,000	51,989
5.550%, 2/15/55		18,000	17,260
Assurant, Inc.
2.650%, 1/15/32		50,000	41,895
Athene Global Funding
5.684%, 2/23/26§		400,000	402,989
5.349%, 7/9/27§		400,000	403,794
5.322%, 11/13/31§		500,000	491,364
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27		50,000	47,825
1.450%, 10/15/30		40,000	33,456
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000	48,429
Brown & Brown, Inc.
4.200%, 3/17/32		35,000	32,212
Chubb INA Holdings LLC
3.350%, 5/3/26		75,000	73,799
CNA Financial Corp.
2.050%, 8/15/30		20,000	17,134
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	24,318
Globe Life, Inc.
2.150%, 8/15/30		50,000	42,153
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	49,711
Kemper Corp.
2.400%, 9/30/30 (x)		25,000	21,104
Lincoln National Corp.
3.400%, 3/1/32		50,000	43,754

See Notes to Financial Statements.

1278

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Loews Corp.
3.750%, 4/1/26		$50,000	$49,413
Markel Group, Inc.
3.500%, 11/1/27		25,000	24,108
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29		10,000	9,834
4.650%, 3/15/30		220,000	217,138
5.400%, 9/15/33		100,000	101,044
4.200%, 3/1/48		77,000	62,320
2.900%, 12/15/51		39,000	24,088
MassMutual Global Funding II
(SOFR + 0.98%), 5.488%, 7/10/26 (k)§		400,000	403,443
MetLife, Inc.
4.550%, 3/23/30		200,000	197,183
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§		400,000	403,209
Pacific Life Global Funding II
5.500%, 7/18/28§		300,000	304,741
4.500%, 8/28/29§		400,000	393,763
Pricoa Global Funding I
4.400%, 8/27/27§		400,000	397,794
Principal Financial Group, Inc.
3.700%, 5/15/29		10,000	9,519
Protective Life Global Funding
5.209%, 4/14/26§		300,000	301,650
Prudential Financial, Inc.
4.500%, 9/15/47		70,000	67,375
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)		200,000	189,750
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000	9,526
3.150%, 6/15/30		20,000	18,039
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29		50,000	46,841
Trinity Acquisition plc
4.400%, 3/15/26		50,000	49,613

			6,106,794

Total Financials			91,314,619

Health Care (1.7%)
Biotechnology (0.3%)
AbbVie, Inc.
4.800%, 3/15/27		65,000	65,326
4.800%, 3/15/29		60,000	59,912
5.050%, 3/15/34		481,000	474,874
4.300%, 5/14/36		11,000	10,012
Amgen, Inc.
5.150%, 3/2/28		50,000	50,342
2.450%, 2/21/30		347,000	306,661
5.250%, 3/2/30		14,000	14,118
5.250%, 3/2/33		326,000	323,454
4.400%, 2/22/62		380,000	293,076
5.750%, 3/2/63		38,000	36,519
Gilead Sciences, Inc.
3.650%, 3/1/26		125,000	123,530
1.650%, 10/1/30		190,000	158,734
2.600%, 10/1/40		34,000	23,490
4.750%, 3/1/46		24,000	21,098
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		900,000	747,758

			2,708,904

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
3.750%, 11/30/26		28,000	27,663
Baxter International, Inc.
1.915%, 2/1/27		100,000	94,203
Becton Dickinson & Co.
3.700%, 6/6/27		33,000	32,149
4.693%, 2/13/28		40,000	39,776
2.823%, 5/20/30		35,000	31,323
Solventum Corp.
6.000%, 5/15/64§		90,000	87,597
Stryker Corp.
3.500%, 3/15/26		50,000	49,317
1.950%, 6/15/30		200,000	171,949
3.375%, 9/11/32 (x)	EUR	100,000	104,560
3.625%, 9/11/36		200,000	208,663

			847,200

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.
3.410%, 6/15/27		$75,000	72,516
Cencora, Inc.
3.450%, 12/15/27		50,000	48,324
Centene Corp.
4.625%, 12/15/29		700,000	659,330
Cigna Group (The)
4.375%, 10/15/28		340,000	333,309
5.000%, 5/15/29 (x)		450,000	449,327
CVS Health Corp.
1.300%, 8/21/27		65,000	58,832
4.300%, 3/25/28		55,000	53,258
5.000%, 1/30/29		20,000	19,683
3.250%, 8/15/29		200,000	181,953
5.125%, 7/20/45		143,000	120,536
Elevance Health, Inc.
3.650%, 12/1/27		200,000	194,295
4.950%, 11/1/31		400,000	392,819
3.125%, 5/15/50		20,000	12,704
3.600%, 3/15/51		137,000	94,789
HCA, Inc.
7.690%, 6/15/25		117,000	117,827
5.250%, 6/15/26		25,000	25,053
4.500%, 2/15/27		20,000	19,781
4.125%, 6/15/29		20,000	19,065
5.450%, 4/1/31		1,682,000	1,677,009
2.375%, 7/15/31		100,000	83,150
3.625%, 3/15/32		200,000	175,913
Humana, Inc.
1.350%, 2/3/27		25,000	23,172
3.700%, 3/23/29		20,000	18,782
5.375%, 4/15/31		20,000	19,861
McKesson Corp.
1.300%, 8/15/26		40,000	37,923
5.100%, 7/15/33		150,000	148,922
Quest Diagnostics, Inc.
3.450%, 6/1/26		30,000	29,441
4.625%, 12/15/29		400,000	393,189
UnitedHealth Group, Inc.
1.150%, 5/15/26		100,000	95,437

See Notes to Financial Statements.

1279

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
3.450%, 1/15/27	$50,000	$48,915
2.950%, 10/15/27	100,000	95,573
5.250%, 2/15/28	35,000	35,501
4.250%, 1/15/29	600,000	587,054
4.700%, 4/15/29	30,000	29,818
3.750%, 10/15/47	19,000	14,009
4.750%, 5/15/52	16,000	13,726
3.875%, 8/15/59	98,000	69,393
3.125%, 5/15/60	129,000	76,452
5.750%, 7/15/64	65,000	63,211
Universal Health Services, Inc.
5.050%, 10/15/34	35,000	32,598

		6,642,450

Life Sciences Tools & Services (0.0%)†
Agilent Technologies, Inc.
3.050%, 9/22/26	60,000	58,122
Revvity, Inc.
3.300%, 9/15/29	15,000	13,823
2.250%, 9/15/31	35,000	28,719
Thermo Fisher Scientific, Inc.
4.800%, 11/21/27 (x)	20,000	20,131
1.750%, 10/15/28	35,000	31,425

		152,220

Pharmaceuticals (0.5%)
Astrazeneca Finance LLC
4.850%, 2/26/29	65,000	65,052
AstraZeneca plc
3.125%, 6/12/27	75,000	72,640
1.375%, 8/6/30 (x)	200,000	166,412
Bayer US Finance II LLC
4.250%, 12/15/25§	600,000	595,652
Bayer US Finance LLC
6.125%, 11/21/26§	300,000	305,455
6.500%, 11/21/33§	100,000	101,614
Bristol-Myers Squibb Co.
3.200%, 6/15/26 (x)	25,000	24,552
3.900%, 2/20/28	50,000	48,920
4.900%, 2/22/29	45,000	45,186
3.400%, 7/26/29	62,000	58,387
5.750%, 2/1/31	100,000	103,971
5.200%, 2/22/34	100,000	99,670
2.550%, 11/13/50	69,000	39,836
Eli Lilly and Co.
3.375%, 3/15/29	13,000	12,367
4.700%, 2/9/34 (x)	100,000	96,722
4.600%, 8/14/34	70,000	67,131
Johnson & Johnson
2.450%, 3/1/26	125,000	122,330
Merck & Co., Inc.
3.400%, 3/7/29	100,000	95,015
Novartis Capital Corp.
4.200%, 9/18/34	50,000	46,421
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/26	80,000	79,852
4.450%, 5/19/28 (x)	200,000	197,971
4.750%, 5/19/33	116,000	112,140
Pfizer, Inc.
2.750%, 6/3/26	50,000	48,812
3.600%, 9/15/28	25,000	24,167
4.000%, 12/15/36	37,000	32,886
4.000%, 3/15/49	76,000	59,470
Roche Holdings, Inc.
4.790%, 3/8/29§	400,000	399,719
Sanofi SA
3.625%, 6/19/28	25,000	24,136
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	50,000	48,869
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	200,000	172,148
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	31,000	30,508
Viatris, Inc.
2.700%, 6/22/30	200,000	173,524
Zoetis, Inc.
3.000%, 9/12/27	50,000	47,799
2.000%, 5/15/30	50,000	42,932

		3,662,266

Total Health Care		14,013,040

Industrials (1.6%)
Aerospace & Defense (0.8%)
BAE Systems plc
1.900%, 2/15/31§	200,000	165,081
Boeing Co. (The)
2.196%, 2/4/26	500,000	484,767
2.700%, 2/1/27	475,000	451,336
5.040%, 5/1/27	100,000	100,186
3.450%, 11/1/28	425,000	397,429
5.150%, 5/1/30	100,000	98,487
5.930%, 5/1/60	300,000	277,142
General Dynamics Corp.
3.625%, 4/1/30	200,000	188,430
HEICO Corp.
5.250%, 8/1/28	300,000	302,816
Howmet Aerospace, Inc.
4.850%, 10/15/31	400,000	392,385
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	700,000	627,721
L3Harris Technologies, Inc.
1.800%, 1/15/31	36,000	29,604
5.250%, 6/1/31	253,000	252,919
5.350%, 6/1/34	74,000	73,706
Lockheed Martin Corp.
3.550%, 1/15/26	26,000	25,712
4.450%, 5/15/28	35,000	34,678
3.900%, 6/15/32	11,000	10,206
5.250%, 1/15/33	45,000	45,394
4.750%, 2/15/34	100,000	96,865
Northrop Grumman Corp.
4.900%, 6/1/34 (x)	40,000	38,954
4.950%, 3/15/53	139,000	124,608
5.200%, 6/1/54	33,000	30,698
Rolls-Royce plc
5.750%, 10/15/27§	500,000	507,186
RTX Corp.
3.125%, 5/4/27	100,000	96,424
6.700%, 8/1/28	673,000	709,665
4.125%, 11/16/28	200,000	194,655
Spirit AeroSystems, Inc.
4.600%, 6/15/28 (x)	500,000	472,500
Textron, Inc.
4.000%, 3/15/26	25,000	24,740

		6,254,294

See Notes to Financial Statements.

1280

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Air Freight & Logistics (0.1%)
FedEx Corp.
4.200%, 10/17/28	$100,000	$97,777
GXO Logistics, Inc.
6.250%, 5/6/29(x)	400,000	410,368
United Parcel Service, Inc.
2.400%, 11/15/26	50,000	48,149
5.150%, 5/22/34	40,000	39,924

		596,218

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	250,000	223,532
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	50,000	46,139
Johnson Controls International plc
2.000%, 9/16/31	30,000	24,660
Masco Corp.
2.000%, 10/1/30	25,000	20,994
Owens Corning
3.950%, 8/15/29	100,000	95,090

		410,415

Commercial Services & Supplies (0.0%)†
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	97,994
RELX Capital, Inc.
4.750%, 5/20/32	20,000	19,459
Republic Services, Inc.
3.375%, 11/15/27	15,000	14,468
Waste Management, Inc.
3.150%, 11/15/27	50,000	47,982
4.150%, 4/15/32	50,000	47,209

		227,112

Electrical Equipment (0.0%)†
Emerson Electric Co.
1.800%, 10/15/27	25,000	23,221
Regal Rexnord Corp.
6.400%, 4/15/33	125,000	128,667

		151,888

Ground Transportation (0.2%)
Burlington Northern Santa Fe LLC
3.900%, 8/1/46	50,000	39,092
4.150%, 12/15/48	78,000	62,733
3.050%, 2/15/51	55,000	35,866
3.300%, 9/15/51	95,000	65,197
Canadian National Railway Co.
4.375%, 9/18/34	20,000	18,852
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	17,299
CSX Corp.
2.500%, 5/15/51	30,000	17,345
4.900%, 3/15/55 (x)	67,000	59,967
Norfolk Southern Corp.
2.900%, 6/15/26	35,000	34,203
3.800%, 8/1/28	25,000	24,180
2.300%, 5/15/31	25,000	21,374
4.100%, 5/15/49	179,000	140,312
2.900%, 8/25/51	37,000	22,812
Penske Truck Leasing Co. LP
5.350%, 3/30/29§	400,000	401,888
Ryder System, Inc.
4.950%, 9/1/29	100,000	99,346
Uber Technologies, Inc.
5.350%, 9/15/54	79,000	72,823
Union Pacific Corp.
4.750%, 2/21/26	65,000	65,067
2.375%, 5/20/31	10,000	8,607
3.839%, 3/20/60	81,000	57,628
2.973%, 9/16/62	17,000	9,739
3.750%, 2/5/70	42,000	27,989
3.850%, 2/14/72	14,000	9,642

		1,311,961

Industrial Conglomerates (0.0%)†
3M Co.
2.875%, 10/15/27	75,000	71,710
Honeywell International, Inc.
4.875%, 9/1/29 (x)	150,000	150,778
2.800%, 6/1/50	32,000	20,084
5.250%, 3/1/54 (x)	20,000	18,723
5.350%, 3/1/64	34,000	31,934

		293,229

Machinery (0.2%)
Caterpillar, Inc.
3.250%, 9/19/49	157,000	108,893
3.250%, 4/9/50	14,000	9,665
CNH Industrial Capital LLC
3.950%, 5/23/25	308,000	306,941
1.875%, 1/15/26	25,000	24,222
4.500%, 10/8/27	50,000	49,475
Daimler Truck Finance North America LLC
5.000%, 1/15/27§	400,000	400,543
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	48,527
Ingersoll Rand, Inc.
5.700%, 8/14/33	250,000	255,416
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	96,929
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	594,882
5.611%, 3/11/34	15,000	15,142

		1,910,635

Passenger Airlines (0.0%)†
American Airlines Pass-Through Trust, Class A
Series 2013-1 A
4.000%, 7/15/25	173,478	170,876
Southwest Airlines Co.
5.125%, 6/15/27	50,000	50,028

		220,904

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28 (x)	20,000	18,210
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	100,000	85,271
Equifax, Inc.
5.100%, 6/1/28	100,000	100,098
4.800%, 9/15/29	400,000	394,385
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	29,450

See Notes to Financial Statements.

1281

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Verisk Analytics, Inc.
4.125%, 3/15/29	$25,000	$24,200

		651,614

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 6/1/26	100,000	98,423
5.300%, 2/1/28	100,000	100,585
3.000%, 2/1/30 (x)	50,000	45,065
Aviation Capital Group LLC
3.500%, 11/1/27§	700,000	668,342
5.375%, 7/15/29§	200,000	199,899
GATX Corp.
3.250%, 9/15/26	50,000	48,676

		1,160,990

Total Industrials		13,189,260

Information Technology (1.6%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
2.500%, 9/20/26	50,000	48,439
4.850%, 2/26/29 (x)	25,000	25,140
5.050%, 2/26/34	100,000	99,523
Juniper Networks, Inc.
2.000%, 12/10/30	51,000	42,503
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	49,498
2.300%, 11/15/30	12,000	10,266
2.750%, 5/24/31	62,000	53,594
5.600%, 6/1/32	57,000	58,094

		387,057

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	48,172
Amphenol Corp.
2.200%, 9/15/31	60,000	50,239
Arrow Electronics, Inc.
5.150%, 8/21/29	400,000	397,746
CDW LLC
2.670%, 12/1/26	70,000	67,037
5.100%, 3/1/30	400,000	393,790
Jabil, Inc.
3.950%, 1/12/28	100,000	96,519
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	74,506
Tyco Electronics Group SA
4.500%, 2/13/26	30,000	30,010

		1,158,019

IT Services (0.2%)
DXC Technology Co.
1.800%, 9/15/26	50,000	47,281
Gartner, Inc.
3.750%, 10/1/30§	902,000	823,099
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	100,000	97,103
International Business Machines Corp.
3.450%, 2/19/26	100,000	98,629
3.500%, 5/15/29	200,000	189,422

		1,255,534

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
4.393%, 6/1/52	16,000	13,366
Analog Devices, Inc.
3.450%, 6/15/27	25,000	24,318
Applied Materials, Inc.
1.750%, 6/1/30(x)	30,000	25,596
Broadcom Corp.
3.875%, 1/15/27 (x)	100,000	98,342
Broadcom, Inc.
3.459%, 9/15/26	26,000	25,499
4.110%, 9/15/28 (x)	106,000	103,480
4.750%, 4/15/29	100,000	99,278
5.050%, 7/12/29	220,000	220,637
4.150%, 11/15/30	209,000	199,772
4.550%, 2/15/32	56,000	54,069
4.300%, 11/15/32	58,000	54,587
3.419%, 4/15/33§	25,000	21,886
3.469%, 4/15/34§	787,000	681,556
4.800%, 10/15/34 (x)	161,000	155,649
3.137%, 11/15/35§	12,000	9,790
3.187%, 11/15/36§	697,000	560,192
4.926%, 5/15/37§	412,000	393,557
Intel Corp.
3.750%, 8/5/27	100,000	96,951
2.450%, 11/15/29	20,000	17,520
5.125%, 2/10/30	400,000	395,880
4.150%, 8/5/32	100,000	90,752
5.200%, 2/10/33	200,000	193,003
3.050%, 8/12/51	48,000	27,201
3.100%, 2/15/60	67,000	35,766
3.200%, 8/12/61	47,000	25,507
KLA Corp.
4.650%, 7/15/32	179,000	174,718
4.700%, 2/1/34	27,000	26,174
5.650%, 11/1/34	50,000	51,536
3.300%, 3/1/50	27,000	18,641
Lam Research Corp.
3.750%, 3/15/26	50,000	49,467
4.000%, 3/15/29	30,000	29,098
3.125%, 6/15/60	26,000	15,880
Micron Technology, Inc.
4.185%, 2/15/27	25,000	24,634
5.375%, 4/15/28	100,000	100,779
NVIDIA Corp.
2.000%, 6/15/31	50,000	42,397
NXP BV
3.875%, 6/18/26	800,000	788,816
4.400%, 6/1/27	40,000	39,579
2.500%, 5/11/31 (x)	87,000	74,077
2.650%, 2/15/32	12,000	10,072
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	72,938
2.150%, 5/20/30	100,000	87,570
Texas Instruments, Inc.
2.250%, 9/4/29	30,000	26,916
4.900%, 3/14/33	50,000	49,614
2.700%, 9/15/51	19,000	11,521
4.100%, 8/16/52	58,000	45,493

		5,364,074

Software (0.4%)
AppLovin Corp.
5.375%, 12/1/31	171,000	171,472

See Notes to Financial Statements.

1282

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
5.500%, 12/1/34	$150,000	$148,197
5.950%, 12/1/54	163,000	162,043
Microsoft Corp.
2.400%, 8/8/26 (x)	100,000	96,953
3.300%, 2/6/27	100,000	97,765
3.400%, 6/15/27	10,000	9,766
1.350%, 9/15/30	35,000	29,465
Open Text Corp.
6.900%, 12/1/27§	700,000	722,848
Oracle Corp.
1.650%, 3/25/26 (x)	25,000	24,093
2.650%, 7/15/26	45,000	43,637
2.300%, 3/25/28	70,000	64,646
4.500%, 5/6/28	35,000	34,638
4.200%, 9/27/29	400,000	385,399
6.150%, 11/9/29	300,000	313,908
2.875%, 3/25/31	250,000	219,451
4.700%, 9/27/34	50,000	47,322
3.600%, 4/1/50	283,000	197,759
3.950%, 3/25/51	35,000	25,831
5.550%, 2/6/53	110,000	103,688
4.375%, 5/15/55	266,000	208,336
3.850%, 4/1/60	137,000	93,696
5.500%, 9/27/64	22,000	20,239
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	29,471
1.750%, 2/15/31	200,000	164,177
Salesforce, Inc.
1.500%, 7/15/28	35,000	31,435
1.950%, 7/15/31	40,000	33,538
VMware LLC
1.400%, 8/15/26	20,000	18,936
3.900%, 8/21/27	100,000	97,531
1.800%, 8/15/28	25,000	22,390

		3,618,630

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
0.700%, 2/8/26 (x)	100,000	96,011
3.250%, 2/23/26	110,000	108,523
3.350%, 2/9/27 (x)	50,000	48,983
2.900%, 9/12/27 (x)	150,000	144,196
1.650%, 5/11/30	90,000	77,217
1.650%, 2/8/31	100,000	84,056
Dell International LLC
6.020%, 6/15/26	592,000	600,632
4.850%, 2/1/35(x)	11,000	10,442
Hewlett Packard Enterprise Co.
5.250%, 7/1/28	50,000	50,363
6.350%, 10/15/45(e)	52,000	53,902
HP, Inc.
1.450%, 6/17/26	50,000	47,670
Western Digital Corp.
2.850%, 2/1/29	30,000	26,619

		1,348,614

Total Information Technology		13,131,928

Materials (0.4%)
Chemicals (0.1%)
Air Products and Chemicals, Inc.
4.600%, 2/8/29	50,000	49,764
4.800%, 3/3/33	50,000	49,053
Dow Chemical Co. (The)
5.150%, 2/15/34 (x)	100,000	97,545
Ecolab, Inc.
1.650%, 2/1/27	100,000	94,194
2.125%, 8/15/50	45,000	23,854
Kraton Corp.
5.000%, 7/15/27 (x)§	400,000	402,016
LYB International Finance III LLC
5.625%, 5/15/33	200,000	201,813
PPG Industries, Inc.
2.800%, 8/15/29	100,000	90,802
RPM International, Inc.
4.550%, 3/1/29	25,000	24,510
Sherwin-Williams Co. (The)
3.450%, 6/1/27	75,000	72,885
Westlake Corp.
3.375%, 6/15/30	30,000	27,299

		1,133,735

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31	25,000	21,298
Series CB
2.500%, 3/15/30	35,000	30,905

		52,203

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33	15,000	15,166
Amcor Flexibles North America, Inc.
2.690%, 5/25/31	35,000	30,003
Avery Dennison Corp.
5.750%, 3/15/33	50,000	51,297
Berry Global, Inc.
1.650%, 1/15/27	11,000	10,290
5.800%, 6/15/31§	100,000	101,760
5.650%, 1/15/34§	29,000	29,180
Packaging Corp. of America
3.400%, 12/15/27	35,000	33,630
Sonoco Products Co.
5.000%, 9/1/34	30,000	28,422
WRKCo., Inc.
4.000%, 3/15/28	50,000	48,423

		348,171

Metals & Mining (0.2%)
Anglo American Capital plc
5.625%, 4/1/30§	225,000	227,180
Freeport-McMoRan, Inc.
4.625%, 8/1/30	200,000	193,290
Glencore Funding LLC
2.500%, 9/1/30§	28,000	24,247
6.375%, 10/6/30§	186,000	194,769
2.850%, 4/27/31§	104,000	89,778
2.625%, 9/23/31§	135,000	113,862
Kinross Gold Corp.
6.250%, 7/15/33	100,000	103,563
Newmont Corp.
5.300%, 3/15/26	55,000	55,284
Nucor Corp.
4.300%, 5/23/27	50,000	49,553
Reliance, Inc.
2.150%, 8/15/30	600,000	511,346
Vale Overseas Ltd.
3.750%, 7/8/30	100,000	91,507

See Notes to Financial Statements.

1283

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
6.125%, 6/12/33 (x)	$100,000	$100,864
6.400%, 6/28/54	5,000	4,887

		1,760,130

Paper & Forest Products (0.0%)†
Suzano Austria GmbH
3.750%, 1/15/31	100,000	88,086
Suzano International Finance BV
5.500%, 1/17/27 (x)	25,000	25,016

		113,102

Total Materials		3,407,341

Real Estate (1.0%)
Diversified REITs (0.1%)
Digital Realty Trust LP (REIT)
5.550%, 1/15/28	50,000	50,778
GLP Capital LP (REIT)
5.250%, 6/1/25	400,000	399,364
5.375%, 4/15/26	15,000	15,003
5.750%, 6/1/28	10,000	10,088
Simon Property Group LP (REIT)
3.300%, 1/15/26	75,000	73,952
1.375%, 1/15/27	100,000	93,655
3.375%, 6/15/27	75,000	72,843
Store Capital LLC (REIT)
2.700%, 12/1/31	50,000	41,109
WP Carey, Inc. (REIT)
3.850%, 7/15/29	50,000	47,425

		804,217

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)
3.800%, 4/15/26	50,000	49,328
Healthpeak OP LLC (REIT)
2.125%, 12/1/28	65,000	58,351
5.250%, 12/15/32	10,000	9,926
Omega Healthcare Investors, Inc. (REIT)
4.500%, 1/15/25	500,000	499,767
Sabra Health Care LP (REIT)
3.900%, 10/15/29	25,000	23,360
Welltower OP LLC (REIT)
2.050%, 1/15/29	30,000	26,823

		667,555

Industrial REITs (0.1%)
Goodman US Finance Six LLC (REIT)
5.125%, 10/7/34§	400,000	384,804
Prologis LP (REIT)
3.250%, 6/30/26	30,000	29,444
2.250%, 1/15/32	50,000	41,545
4.625%, 1/15/33	100,000	96,503

		552,296

Office REITs (0.2%)
Boston Properties LP (REIT)
2.750%, 10/1/26	50,000	48,101
2.550%, 4/1/32	100,000	80,805
6.500%, 1/15/34	100,000	104,665
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27 (x)	300,000	283,500
COPT Defense Properties LP (REIT)
2.250%, 3/15/26 (x)	600,000	579,827
Kilroy Realty LP (REIT)
4.375%, 10/1/25 (x)	500,000	497,391
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	25,000	21,473

		1,615,762

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
5.500%, 4/1/29	400,000	406,260

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	31,267
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	50,000	44,622
3.300%, 6/1/29	15,000	14,036
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	9,700
Essex Portfolio LP (REIT)
4.000%, 3/1/29	25,000	23,945
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	13,518
5.500%, 8/15/33	200,000	198,836
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	48,108
Sun Communities Operating LP (REIT)
5.700%, 1/15/33	50,000	49,665
UDR, Inc. (REIT)
3.500%, 1/15/28	100,000	95,478

		529,175

Retail REITs (0.0%)†
Agree LP (REIT)
2.000%, 6/15/28	15,000	13,537
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	50,000	45,614
Realty Income Corp. (REIT)
4.875%, 6/1/26	10,000	10,019
2.100%, 3/15/28	50,000	45,830
4.850%, 3/15/30	30,000	29,744
5.625%, 10/13/32 (x)	100,000	102,087
4.900%, 7/15/33	100,000	96,913
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	22,858

		366,602

Specialized REITs (0.4%)
American Tower Corp. (REIT)
2.400%, 3/15/25	500,000	497,485
5.800%, 11/15/28	300,000	307,170
2.300%, 9/15/31	20,000	16,626
5.650%, 3/15/33	200,000	202,271

See Notes to Financial Statements.

1284

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Crown Castle, Inc. (REIT)
3.700%, 6/15/26		$500,000	$491,702
2.900%, 3/15/27		30,000	28,755
3.650%, 9/1/27		50,000	48,396
5.000%, 1/11/28		55,000	54,882
2.100%, 4/1/31		300,000	248,434
2.500%, 7/15/31 (x)		100,000	84,180
EPR Properties (REIT)
4.500%, 4/1/25		500,000	498,865
3.600%, 11/15/31		700,000	611,730
Equinix, Inc. (REIT)
1.800%, 7/15/27		20,000	18,553
3.200%, 11/18/29		25,000	22,963
Extra Space Storage LP (REIT)
3.875%, 12/15/27		25,000	24,344
5.500%, 7/1/30		100,000	101,494
Public Storage Operating Co. (REIT)
0.875%, 2/15/26		25,000	23,970
5.125%, 1/15/29		100,000	100,991
3.385%, 5/1/29 (x)		15,000	14,135
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26		100,000	99,947

			3,496,893

Total Real Estate			8,438,760

Utilities (3.4%)
Electric Utilities (2.7%)
AEP Texas, Inc.
4.700%, 5/15/32		76,000	72,685
3.800%, 10/1/47		26,000	18,709
3.450%, 5/15/51		67,000	44,308
Series H
3.450%, 1/15/50		14,000	9,375
Series I
2.100%, 7/1/30		86,000	73,479
AEP Transmission Co. LLC
3.150%, 9/15/49		230,000	150,699
Alabama Power Co.
6.125%, 5/15/38		32,000	33,858
3.750%, 3/1/45		229,000	175,549
Series 20-A
1.450%, 9/15/30		50,000	41,347
American Electric Power Co., Inc.
3.200%, 11/13/27 (x)		25,000	23,922
5.200%, 1/15/29		65,000	65,492
2.300%, 3/1/30		25,000	21,694
Appalachian Power Co. Series AA
2.700%, 4/1/31		700,000	604,750
Baltimore Gas & Electric Co.
3.750%, 8/15/47		46,000	34,087
3.200%, 9/15/49		14,000	9,237
CenterPoint Energy Houston Electric LLC
5.050%, 3/1/35		6,000	5,856
Dominion Energy South Carolina, Inc.
6.250%, 10/15/53		30,000	32,164
DTE Electric Co. Series A
1.900%, 4/1/28		65,000	59,343
Duke Energy Carolinas LLC
2.450%, 8/15/29		25,000	22,459
2.550%, 4/15/31		50,000	43,275
3.700%, 12/1/47		156,000	115,165
3.950%, 3/15/48		27,000	20,584
3.200%, 8/15/49		21,000	13,928
3.450%, 4/15/51		227,000	156,389
3.550%, 3/15/52		68,000	47,609
5.400%, 1/15/54		55,000	52,738
Duke Energy Corp.
2.650%, 9/1/26		75,000	72,569
3.400%, 6/15/29		30,000	28,096
2.550%, 6/15/31		25,000	21,364
3.950%, 8/15/47		39,000	29,000
3.500%, 6/15/51		15,000	10,131
5.000%, 8/15/52		52,000	45,269
Duke Energy Florida LLC
1.750%, 6/15/30		70,000	59,147
3.400%, 10/1/46 (x)		91,000	64,341
3.000%, 12/15/51		98,000	61,001
6.200%, 11/15/53		48,000	50,370
Duke Energy Ohio, Inc.
5.550%, 3/15/54		27,000	26,086
Duke Energy Progress LLC
3.450%, 3/15/29		70,000	66,267
3.700%, 10/15/46		13,000	9,602
2.500%, 8/15/50		346,000	199,980
5.350%, 3/15/53		147,000	139,200
Edison International
4.125%, 3/15/28		57,000	55,198
5.250%, 11/15/28		38,000	38,028
5.450%, 6/15/29		10,000	10,079
6.950%, 11/15/29		600,000	640,222
Emera US Finance LP
3.550%, 6/15/26		50,000	48,950
Enel Finance International NV
2.500%, 7/12/31(e)§		600,000	501,945
5.000%, 6/15/32§		600,000	581,805
Entergy Louisiana LLC
5.350%, 3/15/34		100,000	99,956
EPH Financing International A/S
6.651%, 11/13/28 (m)	EUR	400,000	445,532
Eversource Energy
5.500%, 1/1/34		$100,000	99,152
Series M
3.300%, 1/15/28		150,000	142,342
Exelon Corp.
4.050%, 4/15/30		200,000	190,123
FirstEnergy Corp.
Series B
3.900%, 7/15/27 (e)		583,000	567,710
Series C
4.850%, 7/15/47 (e)		67,000	57,612
3.400%, 3/1/50		582,000	392,389
FirstEnergy Pennsylvania Electric Co.
3.250%, 3/15/28§		500,000	473,708
5.200%, 4/1/28§		200,000	200,552

See Notes to Financial Statements.

1285

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
FirstEnergy Transmission LLC
5.000%, 1/15/35§	$298,000	$287,624
4.550%, 4/1/49§	394,000	329,339
Florida Power & Light Co.
5.050%, 4/1/28	300,000	302,283
4.800%, 5/15/33	100,000	97,076
3.950%, 3/1/48	26,000	20,381
3.990%, 3/1/49	129,000	100,654
3.150%, 10/1/49	125,000	83,981
2.875%, 12/4/51	149,000	93,166
Fortis, Inc.
3.055%, 10/4/26	75,000	72,588
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 5.240%, 5/8/25 (k)(x)	300,000	300,641
5.004%, 2/23/27 (x)	400,000	402,987
4.700%, 5/15/32	213,000	207,528
4.950%, 5/17/33 (x)	212,000	208,625
5.125%, 5/15/52	83,000	77,059
Series A
3.250%, 3/15/51	33,000	22,097
Series B
3.700%, 1/30/50	113,000	82,286
Indiana Michigan Power Co.
3.850%, 5/15/28	25,000	24,105
IPALCO Enterprises, Inc.
4.250%, 5/1/30	600,000	563,942
ITC Holdings Corp.
3.350%, 11/15/27	25,000	24,033
Jersey Central Power & Light Co.
5.100%, 1/15/35§	10,000	9,749
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.078%, 10/1/54	69,000	65,905
MidAmerican Energy Co.
3.650%, 4/15/29	100,000	95,263
4.250%, 7/15/49	36,000	29,184
3.150%, 4/15/50	88,000	58,923
5.300%, 2/1/55	107,000	100,375
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	25,000	24,351
4.625%, 7/15/27	100,000	99,771
2.750%, 11/1/29 (x)	600,000	542,745
5.250%, 3/15/34	100,000	98,908
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54 (k)	100,000	102,750
NRG Energy, Inc.
4.450%, 6/15/29§	199,000	189,881
7.000%, 3/15/33§	575,000	619,034
Ohio Power Co.
Series Q
1.625%, 1/15/31	197,000	159,879
Series R
2.900%, 10/1/51	92,000	55,084
Oklahoma Gas & Electric Co.
3.250%, 4/1/30	200,000	183,255
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28	25,000	24,015
Pacific Gas and Electric Co.
3.150%, 1/1/26	150,000	147,282
2.950%, 3/1/26	500,000	488,496
5.550%, 5/15/29	270,000	273,921
3.250%, 6/1/31	900,000	796,917
6.400%, 6/15/33	400,000	421,502
4.950%, 7/1/50	100,000	86,598
3.500%, 8/1/50	515,000	352,256
6.750%, 1/15/53	96,000	104,393
5.900%, 10/1/54	10,000	9,818
PacifiCorp
5.100%, 2/15/29	400,000	399,786
PECO Energy Co.
3.050%, 3/15/51	87,000	56,162
2.850%, 9/15/51	100,000	61,720
4.600%, 5/15/52	28,000	24,063
5.250%, 9/15/54	10,000	9,425
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	48,790
5.250%, 9/1/34	6,000	5,899
Public Service Electric & Gas Co.
3.200%, 5/15/29	100,000	93,655
Southern California Edison Co.
5.300%, 3/1/28	600,000	606,305
5.150%, 6/1/29	81,000	81,137
2.850%, 8/1/29	40,000	36,514
2.250%, 6/1/30	73,000	63,273
5.450%, 6/1/31	135,000	136,698
2.750%, 2/1/32	237,000	201,888
5.200%, 6/1/34	41,000	40,377
5.625%, 2/1/36	111,000	110,723
Series 05-B
5.550%, 1/15/36	28,000	27,580
Series 06-E
5.550%, 1/15/37	36,000	35,549
Series G
2.500%, 6/1/31	167,000	142,546
Southern Co. (The)
3.250%, 7/1/26 (x)	100,000	97,893
5.113%, 8/1/27 (e)	100,000	100,655
4.850%, 3/15/35	182,000	173,592
4.250%, 7/1/36	159,000	142,543
Series A
3.700%, 4/30/30	600,000	561,821
Southwestern Electric Power Co.
Series N
1.650%, 3/15/26	100,000	96,172
Swepco Storm Recovery Funding LLC
4.880%, 9/1/39	400,000	391,087
System Energy Resources, Inc.
5.300%, 12/15/34	501,000	491,607
Union Electric Co.
2.950%, 3/15/30	250,000	226,582
Virginia Electric and Power Co.
2.300%, 11/15/31	100,000	83,398
5.050%, 8/15/34	40,000	38,973
2.450%, 12/15/50	130,000	72,864
5.450%, 4/1/53	17,000	16,129
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, 5/1/27	340,662	341,939

See Notes to Financial Statements.

1286

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Vistra Operations Co. LLC
6.950%, 10/15/33§		$203,000	$217,899
6.000%, 4/15/34§		607,000	613,507
5.700%, 12/30/34§		273,000	269,800
Wisconsin Power & Light Co.
3.050%, 10/15/27		75,000	71,484
Xcel Energy, Inc.
5.450%, 8/15/33		250,000	247,867

			22,254,979

Gas Utilities (0.2%)
Atmos Energy Corp.
5.450%, 10/15/32		30,000	30,509
CenterPoint Energy Resources Corp.
5.250%, 3/1/28		50,000	50,427
4.400%, 7/1/32		9,000	8,512
5.400%, 7/1/34		50,000	49,871
National Fuel Gas Co.
3.950%, 9/15/27		50,000	48,528
2.950%, 3/1/31		700,000	602,240
ONE Gas, Inc.
5.100%, 4/1/29		8,000	8,042
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31		101,000	86,091
Southern California Gas Co.
2.950%, 4/15/27		700,000	673,445
Series XX
2.550%, 2/1/30		200,000	178,607

			1,736,272

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
5.450%, 6/1/28		100,000	100,461
Constellation Energy Generation LLC
5.600%, 3/1/28 (x)		330,000	336,076

			436,537

Multi-Utilities (0.4%)
Abu Dhabi National Energy Co. PJSC
4.375%, 10/9/31§		400,000	380,000
Ameren Corp.
5.000%, 1/15/29		400,000	399,601
CenterPoint Energy, Inc.
1.450%, 6/1/26		30,000	28,639
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	23,845
Consumers Energy Co.
4.650%, 3/1/28		50,000	49,711
Dominion Energy, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.625%, 5/15/55 (k)		194,000	196,910
Series A
1.450%, 4/15/26		40,000	38,344
Series B
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.000%, 6/1/54 (k)		62,000	65,333
Series C
2.250%, 8/15/31		45,000	37,453
DTE Energy Co.
5.100%, 3/1/29		400,000	400,837
National Grid plc
5.602%, 6/12/28		300,000	305,910
5.418%, 1/11/34		100,000	99,456
NiSource, Inc.
3.490%, 5/15/27		55,000	53,441
5.400%, 6/30/33		7,000	6,969
5.350%, 4/1/34		125,000	123,777
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		400,000	403,749
6.125%, 10/15/33		200,000	208,211
San Diego Gas & Electric Co.
3.320%, 4/15/50		16,000	10,752
5.350%, 4/1/53		28,000	26,513
Series RRR
3.750%, 6/1/47		20,000	14,931
WEC Energy Group, Inc.
1.375%, 10/15/27		500,000	455,727
2.200%, 12/15/28		100,000	90,111

			3,420,220

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		100,000	84,279
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	177,372

			261,651

Total Utilities			28,109,659

Total Corporate Bonds			220,558,349

Foreign Government Securities (1.7%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	1,200,000	316,250
Export Development Canada
3.875%, 2/14/28		$150,000	147,737
4.750%, 6/5/34		60,000	60,338
Export-Import Bank of Korea
0.625%, 2/9/26		200,000	191,236
Federative Republic of Brazil
6.125%, 3/15/34		400,000	372,800
Hungary Government Bond
5.375%, 9/12/33 (m)	EUR	6,000	6,718
Japan Bank for International Cooperation
2.375%, 4/20/26		$200,000	194,229
2.250%, 11/4/26		50,000	48,004
3.500%, 10/31/28		200,000	192,778
Japan Government Bond
1.800%, 3/20/54	JPY	89,500,000	515,117
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	574,574
Kingdom of Saudi Arabia
3.625%, 3/4/28 (m)		500,000	479,840
4.750%, 1/16/30§		400,000	392,875
Mex Bonos Desarr Fix Rt
8.500%, 3/1/29	MXN	4,500,000	204,942
7.750%, 11/23/34		708,700	28,400
8.000%, 11/7/47		478,000	17,606

See Notes to Financial Statements.

1287

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
Series M
7.750%, 11/23/34		$491,300	$19,688
Series M 20
8.500%, 5/31/29		9,272,000	421,461
Mexican Udibonos
4.000%, 8/24/34 TIPS		3,338,679	141,841
Oriental Republic of Uruguay
4.375%, 10/27/27		112,363	111,380
5.100%, 6/18/50		77,594	71,265
5.250%, 9/10/60		5,000	4,550
Province of Alberta
1.300%, 7/22/30		250,000	211,091
Province of British Columbia
0.900%, 7/20/26		250,000	236,571
4.200%, 7/6/33		150,000	142,813
Province of Manitoba
4.900%, 5/31/34		60,000	59,565
Province of Ontario
3.100%, 5/19/27		250,000	241,857
1.800%, 10/14/31		100,000	82,931
5.050%, 4/24/34 (x)		100,000	100,694
Province of Quebec
2.500%, 4/20/26		50,000	48,721
2.750%, 4/12/27		50,000	48,053
3.625%, 4/13/28 (x)		100,000	97,392
4.500%, 4/3/29 (x)		250,000	248,771
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 40.577%, 4/12/25 (k)(m)(r)	ARS	S 242,000	222
Republic of Chile
3.125%, 1/21/26		$100,000	98,125
Republic of Indonesia
2.850%, 2/14/30		200,000	178,750
3.050%, 3/12/51		200,000	129,500
Republic of Korea
1.750%, 10/15/31		200,000	165,854
Republic of Panama
3.298%, 1/19/33 (x)		200,000	150,625
4.500%, 4/1/56		200,000	118,262
Republic of Peru
2.783%, 1/23/31		70,000	59,806
6.950%, 8/12/31 (m)	PEN	800,000	223,802
3.000%, 1/15/34		$200,000	161,062
3.550%, 3/10/51		117,000	78,390
Republic of Philippines
2.457%, 5/5/30		200,000	174,750
5.250%, 5/14/34		100,000	98,625
3.200%, 7/6/46		200,000	138,500
Republic of Poland
5.500%, 11/16/27		25,000	25,560
4.625%, 3/18/29		200,000	198,058
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	651,454
Republic of South Africa
7.100%, 11/19/36§		$400,000	389,016
Romania Government Bond
2.000%, 4/14/33(m)	EUR	800,000	625,198
State of Israel Government Bond
2.875%, 3/16/26		$200,000	195,438
5.500%, 3/12/34 (x)		400,000	390,750
State of Qatar
5.103%, 4/23/48§		500,000	472,969
Titulos de Tesoreria
5.750%, 11/3/27	COP	242,800,000	49,426
6.000%, 4/28/28		224,400,000	44,687
7.750%, 9/18/30		413,800,000	81,322
Series B
7.000%, 3/26/31		127,500,000	23,492
U.K. Treasury Bonds
4.375%, 7/31/54 (m)	GBP	1,521,989	1,686,907
United Mexican States
3.750%, 1/11/28		$200,000	190,312
5.000%, 5/7/29		200,000	193,125
3.250%, 4/16/30		200,000	174,100
3.500%, 2/12/34		254,000	202,168
6.350%, 2/9/35		434,000	424,235
4.500%, 1/31/50		400,000	281,200
6.338%, 5/4/53		200,000	178,063

Total Foreign Government Securities			14,285,841

Mortgage-Backed Securities (25.6%)
FHLMC
3.000%, 9/1/27		2,903	2,842
4.170%, 4/1/28		300,000	292,639
4.380%, 5/1/28		800,000	791,052
3.000%, 7/1/28		1,797	1,755
2.500%, 1/1/29		6,243	6,070
3.000%, 1/1/30		6,919	6,703
2.500%, 3/1/30		6,790	6,514
2.500%, 5/1/30		17,022	16,310
3.000%, 5/1/30		12,843	12,421
3.000%, 6/1/30		26,594	25,744
2.500%, 7/1/30		6,304	6,035
3.000%, 7/1/30		13,955	13,508
2.500%, 8/1/30		20,857	19,950
3.000%, 8/1/30		4,304	4,157
2.500%, 9/1/30		26,071	24,917
2.500%, 4/1/31		25,664	24,493
3.500%, 4/1/31		483	467
6.981%, 11/1/31 (l)		420	425
3.000%, 10/1/32		1,968	1,880
3.000%, 11/1/32		2,831	2,701
3.000%, 12/1/32		2,022	1,932
5.500%, 2/1/35		3,364	3,441
4.500%, 2/1/39		7,271	7,101
4.500%, 12/1/39		3,211	3,128
4.000%, 8/1/40		3,515	3,321
4.000%, 9/1/40		7,968	7,555
4.000%, 4/1/41		162	153
4.500%, 5/1/41		14,553	14,149
5.500%, 6/1/41		13,753	14,100
5.000%, 11/1/41		29,811	29,763
3.500%, 4/1/42		28,458	26,200
3.500%, 8/1/42		22,122	20,338
3.500%, 10/1/42		1,317	1,221
3.000%, 3/1/43		19,582	17,377
3.500%, 6/1/43		12,959	11,851
3.500%, 7/1/43		3,285	3,015
4.500%, 9/1/43		25,806	24,947
4.500%, 11/1/43		4,715	4,558
4.500%, 12/1/43		18,694	18,148
3.500%, 1/1/44		7,237	6,637

See Notes to Financial Statements.

1288

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
4.000%, 4/1/44	$14,557	$13,720
3.500%, 6/1/44	5,002	4,598
4.000%, 7/1/44	3,649	3,440
3.000%, 1/1/45	958,427	834,943
3.000%, 7/1/45	510,961	444,650
3.500%, 9/1/45	2,589	2,361
4.000%, 9/1/45	18,725	17,567
4.000%, 12/1/45	7,281	6,825
3.000%, 12/1/46	118,709	103,833
3.500%, 3/1/47	27,857	25,269
4.500%, 4/1/47	47,135	45,478
4.500%, 5/1/47	17,053	16,385
4.500%, 7/1/47	60,781	58,402
3.500%, 10/1/47	36,314	33,020
3.500%, 12/1/47	31,972	29,072
3.500%, 1/1/48	11,598	10,501
4.500%, 7/1/48	142,123	136,504
4.500%, 8/1/48	254,874	244,544
5.000%, 11/1/48	6,237	6,142
4.500%, 4/1/49	27,573	26,449
3.000%, 4/1/50	1,141,821	970,869
FHLMC UMBS
3.500%, 1/1/34	30,173	28,755
3.500%, 5/1/35	110,474	105,643
2.000%, 9/1/35	50,285	44,757
2.000%, 1/1/36	104,111	92,894
2.000%, 2/1/36	85,001	75,657
2.000%, 3/1/36	20,348	18,111
1.500%, 4/1/36	222,705	193,687
1.500%, 5/1/36	43,359	37,671
2.000%, 5/1/36	119,215	106,259
2.000%, 3/1/37	291,295	259,116
2.000%, 4/1/37	37,425	33,241
3.000%, 9/1/37	4,005	3,663
3.000%, 6/1/38	77,923	71,614
2.500%, 3/1/41	1,899,720	1,640,909
2.000%, 3/1/42	57,204	47,455
4.000%, 1/1/45	229,460	216,403
4.000%, 9/1/45	230,820	217,329
3.500%, 3/1/46	99,563	91,012
3.500%, 9/1/46	32,444	29,269
4.000%, 7/1/47	49,158	45,687
3.500%, 1/1/48	21,201	19,027
4.000%, 4/1/48	165,570	154,873
4.000%, 6/1/48	4,564	4,251
4.000%, 8/1/48	43,645	40,741
4.500%, 1/1/49	42,665	40,657
4.000%, 5/1/49	5,039	4,680
3.500%, 1/1/50	24,113	21,633
4.000%, 3/1/50	73,358	67,949
3.500%, 6/1/50	61,735	55,250
4.000%, 6/1/50	81,394	75,189
2.500%, 7/1/50	38,588	31,911
3.000%, 7/1/50	16,331	14,149
4.000%, 7/1/50	82,013	75,973
1.500%, 8/1/50	69,803	51,722
2.000%, 8/1/50	22,207	17,568
2.500%, 8/1/50	3,565,481	2,951,845
3.000%, 8/1/50	975,037	842,653
2.000%, 9/1/50	59,146	46,330
3.000%, 9/1/50	285,015	247,331
1.500%, 10/1/50	177,706	131,675
2.000%, 11/1/50	41,616	32,950
2.500%, 2/1/51	300,467	249,976
2.000%, 3/1/51	434,052	339,456
2.000%, 4/1/51	156,404	124,028
2.000%, 5/1/51	75,116	59,496
2.500%, 5/1/51	876,836	726,195
3.000%, 6/1/51	1,470,103	1,256,433
2.000%, 7/1/51	285,717	226,753
3.000%, 7/1/51	93,309	80,563
2.000%, 9/1/51	101,956	80,230
2.000%, 10/1/51	285,941	223,803
3.000%, 10/1/51	92,444	79,441
2.500%, 11/1/51	762,795	631,603
2.000%, 12/1/51	208,931	165,246
2.500%, 12/1/51	371,643	307,101
2.000%, 1/1/52	1,119,102	885,571
2.500%, 1/1/52	962,028	793,772
2.000%, 2/1/52	29,824	23,333
3.000%, 2/1/52	68,576	59,252
3.000%, 3/1/52	3,051,115	2,628,631
3.500%, 4/1/52	266,345	235,433
4.000%, 6/1/52	28,176	26,054
5.000%, 6/1/52	3,058	2,969
4.500%, 7/1/52	86,402	81,472
5.000%, 7/1/52	52,151	50,929
3.000%, 8/1/52	84,721	72,805
4.000%, 8/1/52	697,417	638,530
4.500%, 8/1/52	23,857	22,495
5.000%, 8/1/52	125,006	121,337
5.000%, 9/1/52	37,700	36,474
4.000%, 10/1/52	186,405	170,783
5.000%, 10/1/52	14,515	14,084
6.000%, 10/1/52	26,848	27,173
5.000%, 11/1/52	41,369	40,090
5.000%, 12/1/52	183,944	178,225
5.000%, 1/1/53	55,170	53,431
5.500%, 1/1/53	87,846	87,199
6.000%, 1/1/53	77,935	78,552
5.000%, 2/1/53	24,088	23,328
6.000%, 2/1/53	44,676	45,030
5.500%, 3/1/53	117,375	116,564
6.000%, 3/1/53	26,082	26,289
6.000%, 4/1/53	43,621	44,097
5.000%, 5/1/53	461,779	446,061
5.500%, 5/1/53	255,785	253,930
6.000%, 5/1/53	156,124	157,898
5.000%, 6/1/53	334,677	323,390
6.000%, 6/1/53	93,955	95,022
5.500%, 8/1/53	22,175	21,938
5.000%, 9/1/53	210,613	203,368
6.500%, 10/1/53	7,729	8,000
6.500%, 11/1/53	46,139	47,479
5.500%, 12/1/53	27,201	26,953
6.500%, 12/1/53	87,606	89,546
6.500%, 1/1/54	16,166	16,586
6.000%, 4/1/54	3,860,276	3,933,081
5.500%, 12/1/54	256,814	254,397
FNMA
6.611%, 1/1/28 (l)	611	613
2.740%, 7/1/29	4,000,000	3,660,806
5.810%, 6/1/31	1,062,000	1,084,954
2.630%, 4/1/32	2,519,000	2,132,047

See Notes to Financial Statements.

1289

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
3.300%, 7/1/32	$4,934,970	$4,420,874
4.532%, 3/1/33 (l)	3,100	3,015
6.842%, 1/1/36 (l)	6,811	6,939
6.000%, 7/1/39	5,849	5,963
6.998%, 12/1/40 (l)	460	464
4.000%, 1/1/41	3,578	3,384
3.500%, 12/1/44	228,362	205,801
3.500%, 2/1/45	407,844	366,914
3.000%, 4/1/45	285,325	244,568
FNMA UMBS
2.500%, 9/1/27	4,045	3,954
2.500%, 4/1/28	1,420	1,381
2.500%, 8/1/28	4,455	4,320
3.500%, 3/1/29	5,464	5,369
3.000%, 4/1/29	8,773	8,525
3.000%, 5/1/29	9,963	9,672
3.000%, 6/1/29	9,847	9,564
3.000%, 9/1/29	8,765	8,505
3.000%, 10/1/29	5,599	5,426
3.000%, 1/1/30	45,950	44,510
2.500%, 2/1/30	2,311	2,228
3.000%, 3/1/30	10,246	9,915
2.500%, 4/1/30	5,064	4,859
3.000%, 4/1/30	8,472	8,198
2.500%, 5/1/30	2,561	2,454
3.000%, 5/1/30	4,468	4,324
2.500%, 7/1/30	9,813	9,382
3.000%, 7/1/30	19,830	19,147
2.500%, 8/1/30	27,978	26,789
3.000%, 8/1/30	43,023	41,540
3.500%, 8/1/30	6,835	6,684
2.500%, 9/1/30	16,386	15,632
3.000%, 9/1/30	20,065	19,369
2.500%, 11/1/30	31,020	29,582
2.500%, 3/1/31	2,459	2,391
3.000%, 3/1/31	2,952	2,841
2.500%, 6/1/31	10,507	9,984
2.500%, 7/1/31	7,251	6,874
2.500%, 8/1/31	832	790
3.000%, 8/1/31	46,429	44,712
4.000%, 8/1/31	2,615	2,572
3.000%, 9/1/31	7,420	7,146
2.000%, 10/1/31	2,934	2,744
2.500%, 10/1/31	56,842	53,852
2.000%, 11/1/31	38,713	36,212
2.500%, 11/1/31	25,063	23,742
2.000%, 12/1/31	4,111	3,842
2.500%, 2/1/32	1,699	1,609
2.000%, 3/1/32	28,526	26,634
2.500%, 3/1/32	7,247	6,846
3.500%, 4/1/32	72,273	69,538
3.500%, 5/1/32	52,975	51,004
3.000%, 6/1/32	14,445	13,826
2.500%, 8/1/32	39,921	37,755
3.000%, 9/1/32	11,667	11,231
2.500%, 2/1/33	66,078	63,063
4.000%, 10/1/33	13,448	13,043
6.000%, 2/1/34	8,973	9,240
5.500%, 5/1/34	40,022	40,845
6.000%, 8/1/34	4,870	5,020
3.000%, 9/1/34	704,964	650,748
3.500%, 12/1/34	497,852	469,670
2.500%, 2/1/35	365,428	347,677
5.000%, 2/1/35	41,858	41,879
5.500%, 2/1/35	19,263	19,660
6.000%, 4/1/35	78,647	80,927
3.000%, 8/1/35	49,170	46,155
5.000%, 9/1/35	2,617	2,619
2.500%, 10/1/35	100,598	92,071
2.500%, 12/1/35	341,248	311,512
3.000%, 12/1/35	44,014	41,233
5.500%, 12/1/35	13,887	14,191
4.000%, 1/1/36	21,561	20,663
2.000%, 2/1/36	23,814	21,166
1.500%, 3/1/36	23,863	20,777
2.000%, 3/1/36	48,961	43,487
2.000%, 4/1/36	40,665	36,246
1.500%, 5/1/36	39,430	34,331
2.000%, 5/1/36	278,617	248,337
3.000%, 5/1/36	24,808	23,210
1.500%, 6/1/36	139,566	121,256
2.000%, 7/1/36	46,471	41,304
3.000%, 10/1/36	1,669	1,531
2.000%, 11/1/36	21,104	18,777
3.000%, 11/1/36	17,720	16,258
1.500%, 12/1/36	90,703	78,690
3.000%, 12/1/36	29,643	27,196
2.000%, 1/1/37	20,613	18,340
1.500%, 2/1/37	40,791	35,478
2.000%, 2/1/37	143,935	128,055
2.000%, 3/1/37	96,876	85,931
2.000%, 4/1/37	63,598	56,547
6.000%, 2/1/38	3,347	3,474
6.000%, 3/1/38	1,543	1,601
6.000%, 5/1/38	4,133	4,290
6.000%, 10/1/38	1,209	1,252
6.000%, 12/1/38	2,044	2,121
5.500%, 1/1/39	8,414	8,592
4.500%, 7/1/39	87,174	84,838
5.500%, 9/1/39	13,811	14,109
5.500%, 12/1/39	11,903	12,163
5.500%, 3/1/40	1,224	1,250
6.500%, 5/1/40	33,350	34,993
4.500%, 7/1/40	9,136	8,881
4.000%, 9/1/40	14,812	14,042
2.000%, 12/1/40	79,003	65,937
4.000%, 12/1/40	241,411	227,932
5.500%, 4/1/41	2,517	2,569
4.500%, 5/1/41	837	811
4.500%, 7/1/41	1,438	1,396
5.000%, 7/1/41	45,831	45,686
5.000%, 8/1/41	1,248	1,244
4.500%, 9/1/41	7,560	7,342
4.500%, 10/1/41	3,072	2,981
1.500%, 11/1/41	1,291,830	1,038,541
1.500%, 12/1/41	656,588	527,044
3.500%, 1/1/42	13,634	12,530
4.000%, 1/1/42	26,710	25,159
2.000%, 2/1/42	391,501	324,776
2.000%, 3/1/42	444,162	368,461
2.000%, 4/1/42	52,128	43,244
3.500%, 4/1/42	6,074	5,565
3.500%, 5/1/42	578	529
4.000%, 5/1/42	28,938	27,223

See Notes to Financial Statements.

1290

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
3.500%, 6/1/42	$1,484	$1,360
3.500%, 7/1/42	2,048	1,871
2.000%, 8/1/42	190,953	158,647
4.500%, 8/1/42	7,279	7,068
4.500%, 9/1/42	10,217	9,943
3.000%, 3/1/43	100,114	88,485
3.000%, 4/1/43	55,457	48,988
3.000%, 5/1/43	44,249	39,179
3.000%, 6/1/43	22,759	20,198
4.500%, 9/1/43	12,498	12,066
4.500%, 11/1/43	64,652	62,559
4.500%, 12/1/43	11,625	11,223
5.000%, 12/1/43	77,532	77,305
4.500%, 1/1/44	14,730	14,221
4.500%, 6/1/44	91,067	87,835
3.000%, 10/1/44	825,496	728,932
5.500%, 12/1/44	3,086,051	3,073,398
3.500%, 2/1/45	137,081	125,447
4.500%, 7/1/45	27,814	26,774
4.500%, 11/1/45	46,960	45,273
4.500%, 12/1/45	21,013	20,287
3.000%, 6/1/46	9,665	8,465
4.500%, 7/1/46	86,847	83,981
3.000%, 8/1/46	1,272	1,115
3.000%, 9/1/46	22,546	19,722
3.000%, 11/1/46	2,017	1,763
3.500%, 11/1/46	6,866	6,194
4.000%, 11/1/46	13,744	12,756
3.000%, 12/1/46	989,881	858,276
2.500%, 2/1/47	791,124	664,858
3.000%, 2/1/47	43,145	37,656
4.000%, 3/1/47	767,017	704,279
3.000%, 4/1/47	999,992	866,525
3.500%, 5/1/47	28,122	25,405
4.000%, 6/1/47	47,633	44,195
4.000%, 8/1/47	23,753	22,113
4.000%, 9/1/47	1,765	1,636
4.000%, 10/1/47	21,242	19,696
4.500%, 10/1/47	5,952	5,707
3.500%, 11/1/47	35,041	31,480
4.500%, 11/1/47	53,821	51,617
3.500%, 12/1/47	35,083	31,518
3.500%, 1/1/48	56,356	50,763
4.000%, 1/1/48	20,978	19,438
4.500%, 1/1/48	52,067	49,909
3.500%, 2/1/48	16,001	14,350
3.500%, 3/1/48	116,544	104,520
3.500%, 4/1/48	6,145	5,574
4.000%, 4/1/48	3,133	2,903
4.500%, 4/1/48	20,610	19,834
4.000%, 5/1/48	3,754	3,478
4.500%, 5/1/48	370,755	355,926
3.500%, 6/1/48	594,283	532,785
4.000%, 6/1/48	2,629	2,433
4.000%, 7/1/48	2,592	2,399
4.500%, 7/1/48	397,283	378,799
4.000%, 8/1/48	34,889	32,461
4.500%, 8/1/48	43,048	41,251
5.000%, 8/1/48	3,460	3,403
4.000%, 9/1/48	16,763	15,511
5.000%, 9/1/48	10,721	10,544
4.000%, 10/1/48	7,620	7,046
4.500%, 11/1/48	33,610	32,196
4.000%, 1/1/49	70,033	65,285
4.500%, 2/1/49	126,561	121,198
4.500%, 5/1/49	256,786	246,787
5.000%, 5/1/49	31,907	31,329
3.500%, 6/1/49	762,595	685,110
4.000%, 9/1/49	70,000	64,730
4.500%, 9/1/49	7,967	7,607
4.000%, 3/1/50	29,127	26,880
4.000%, 5/1/50	28,116	25,990
4.000%, 6/1/50	64,295	59,293
2.500%, 7/1/50	843,685	699,032
2.000%, 8/1/50	3,205,777	2,511,132
2.500%, 8/1/50	492,166	407,462
3.000%, 8/1/50	170,813	147,161
2.000%, 9/1/50	131,795	103,237
4.000%, 9/1/50	94,910	88,083
1.500%, 10/1/50	184,826	136,951
2.000%, 10/1/50	178,396	139,740
2.500%, 10/1/50	1,243,471	1,029,464
1.500%, 11/1/50	160,790	118,790
2.000%, 11/1/50	23,728	18,556
2.500%, 11/1/50	154,694	128,603
2.000%, 12/1/50	146,758	116,068
2.000%, 1/1/51	171,434	134,072
3.500%, 1/1/51	720,331	643,313
4.000%, 1/1/51	221,712	205,357
2.000%, 2/1/51	221,750	173,423
1.500%, 3/1/51	216,763	160,142
2.000%, 3/1/51	115,813	91,615
4.000%, 3/1/51	101,980	94,270
2.000%, 4/1/51	235,326	186,252
3.000%, 6/1/51	1,854,797	1,587,532
2.000%, 8/1/51	1,227,443	957,204
2.500%, 9/1/51	2,126,563	1,756,255
3.500%, 9/1/51	1,427,446	1,269,025
2.000%, 11/1/51	972,989	765,807
2.500%, 11/1/51	566,036	464,669
3.000%, 11/1/51	209,994	179,997
2.000%, 12/1/51	430,618	339,763
3.000%, 12/1/51	92,761	79,743
3.500%, 12/1/51	3,495,010	3,136,615
2.000%, 1/1/52	471,330	373,220
2.500%, 1/1/52	1,159,320	959,269
2.000%, 2/1/52	945,905	743,176
2.500%, 2/1/52	236,000	195,593
2.000%, 3/1/52	671,601	529,970
3.000%, 3/1/52	194,645	167,206
3.000%, 4/1/52	45,391	39,077
4.000%, 4/1/52	39,334	36,385
3.000%, 5/1/52	75,071	64,394
4.000%, 6/1/52	83,387	77,102
4.500%, 7/1/52	13,083	12,337
5.000%, 7/1/52	111,064	108,287
4.500%, 8/1/52	3,487,557	3,291,815
4.000%, 10/1/52	83,399	77,172
4.000%, 12/1/52	197,658	180,598
5.000%, 1/1/53	175,747	169,969
5.500%, 1/1/53	129,885	128,833
6.000%, 1/1/53	104,160	104,985
5.000%, 3/1/53	166,536	160,998
5.000%, 4/1/53	1,003,468	970,487

See Notes to Financial Statements.

1291

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
6.000%, 4/1/53	$58,131	$58,828
4.500%, 5/1/53	438,901	414,541
5.000%, 5/1/53	3,110,848	3,003,019
5.500%, 5/1/53	332,426	329,716
6.000%, 5/1/53	186,893	188,781
5.500%, 6/1/53	95,683	94,961
5.000%, 7/1/53	549,245	532,781
6.000%, 7/1/53	155,744	157,513
6.000%, 8/1/53	308,386	310,444
6.500%, 8/1/53	144,703	148,870
6.500%, 9/1/53	38,012	39,119
6.500%, 10/1/53	145,929	150,013
6.500%, 1/1/54	17,596	18,054
6.500%, 2/1/54	230,441	236,987
5.500%, 3/1/54	1,908,186	1,900,959
6.500%, 6/1/54	249,206	254,845
5.500%, 8/1/54	3,434,033	3,426,582
6.500%, 8/1/54	156,788	161,019
6.500%, 9/1/54	52,712	53,822
5.500%, 12/1/54	50,084	49,613
FNMA/FHLMC UMBS, 15 Year, Single Family
2.500%, 1/25/40 TBA	37,000	33,592
4.000%, 1/25/40 TBA	74,000	71,040
4.500%, 1/25/40 TBA	260,000	254,150
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 1/25/55 TBA	574,000	445,881
2.500%, 1/25/55 TBA	2,799,500	2,276,562
3.000%, 1/25/55 TBA	1,871,000	1,586,988
3.500%, 1/25/55 TBA	588,000	519,507
4.000%, 1/25/55 TBA	564,000	514,959
4.500%, 1/25/55 TBA	8,500,000	7,988,008
5.000%, 1/25/55 TBA	1,940,605	1,871,471
5.500%, 1/25/55 TBA	19,159,286	18,894,350
6.000%, 1/25/55 TBA	6,121,000	6,148,257
6.500%, 1/25/55 TBA	342,900	350,106
3.000%, 2/25/55 TBA	19,000,000	16,118,086
3.500%, 2/25/55 TBA	17,800,000	15,724,491
4.000%, 2/25/55 TBA	20,700,000	18,896,835
5.000%, 2/25/55 TBA	4,100,000	3,952,015
6.000%, 2/25/55 TBA	1,700,000	1,706,176
GNMA
4.625%, 7/20/27(l)	112	111
5.500%, 4/15/33	313	315
5.000%, 12/15/38	2,298	2,283
4.000%, 4/20/39	931	883
5.000%, 7/15/39	6,991	6,947
4.000%, 7/20/39	2,209	2,095
5.000%, 10/20/39	2,331	2,329
4.500%, 12/20/39	927	904
4.500%, 1/20/40	1,119	1,090
4.500%, 2/20/40	925	902
4.500%, 5/20/40	77	75
4.000%, 10/20/40	11,779	11,137
4.000%, 11/20/40	36,180	34,200
5.000%, 12/15/40	8,723	8,656
4.000%, 12/20/40	14,530	13,735
4.000%, 1/20/41	12,506	11,820
4.000%, 3/15/41	9,342	8,852
4.500%, 7/20/41	5,398	5,254
3.500%, 1/15/42	7,107	6,502
4.500%, 2/15/42	68,842	66,663
5.000%, 7/20/42	6,458	6,454
3.500%, 4/15/43	10,388	9,475
3.500%, 4/20/43	25,500	23,382
3.500%, 2/20/44	80,326	73,438
5.000%, 7/20/44	880	879
4.000%, 10/20/44	392	368
3.500%, 1/20/45	172,212	153,843
3.000%, 2/15/45	19,108	16,912
3.500%, 5/20/45	16,118	14,616
3.000%, 7/15/45	109,645	96,160
4.000%, 8/20/45	215,452	201,167
3.500%, 4/20/46	318,047	288,198
3.500%, 5/20/46	15,011	13,602
3.500%, 6/20/46	185,828	168,388
3.500%, 7/20/46	64,879	58,790
3.500%, 9/20/46	221,719	200,911
3.500%, 10/20/46	33,477	30,233
4.000%, 5/20/47	3,205	2,984
4.000%, 6/20/47	30,464	28,368
4.000%, 11/20/47	35,196	32,742
4.000%, 12/20/47	17,179	15,981
4.500%, 9/20/48	15,210	14,590
5.000%, 1/20/49	3,124	3,070
5.000%, 2/20/49	138,032	135,660
4.500%, 3/20/49	61,112	58,314
5.000%, 6/20/49	118,663	116,623
5.000%, 7/20/49	36,116	35,540
3.500%, 11/15/49	6,086	5,470
5.000%, 12/20/49	33,443	32,973
3.500%, 2/15/50	96,651	86,838
4.500%, 4/20/50	22,243	21,211
4.000%, 5/20/50	11,249	10,437
2.000%, 8/20/50	472,582	378,446
2.000%, 11/20/50	80,516	64,377
2.000%, 1/20/51	1,011,318	808,289
2.000%, 2/20/51	82,074	65,623
2.500%, 3/20/51	1,679,249	1,394,608
2.500%, 4/20/51	2,053,824	1,707,799
3.000%, 6/20/51	511,888	444,726
2.500%, 8/20/51	1,583,406	1,315,505
3.000%, 8/20/51	617,458	535,480
2.500%, 10/20/51	238,762	199,261
2.500%, 12/20/51	164,263	137,087
3.000%, 12/20/51	167,349	145,079
2.500%, 5/20/52	380,937	317,854
2.500%, 6/20/52	297,614	248,329
2.500%, 7/20/52	191,206	159,721
2.500%, 12/20/52	33,834	28,316
4.000%, 12/20/52	272,831	251,650
2.500%, 1/20/53	107,297	89,797
2.000%, 1/15/55 TBA	771,000	615,716
2.500%, 1/15/55 TBA	569,000	474,448
3.000%, 1/15/55 TBA	455,000	394,108
3.500%, 1/15/55 TBA	402,000	358,942
4.000%, 1/15/55 TBA	248,000	228,199
4.500%, 1/15/55 TBA	790,000	746,365
5.000%, 1/15/55 TBA	1,093,000	1,060,039
5.500%, 1/15/55 TBA	1,135,000	1,124,803
6.000%, 1/15/55 TBA	817,000	822,042
6.500%, 1/15/55 TBA	494,000	502,221

Total Mortgage-Backed Securities		211,999,074

See Notes to Financial Statements.

1292

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
Municipal Bonds (0.3%)
American Municipal Power, Inc. 8.084%, 2/15/50	$55,000	$69,334
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB 5.882%, 6/15/44	60,000	59,485
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A 5.808%, 2/1/41	60,000	60,048
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	43,000	45,880
Golden State Tobacco Securitization Corp., Series 2021 B-1 3.850%, 6/1/50	160,000	144,907
Los Angeles Community College District 6.600%, 8/1/42	25,000	27,019
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023 5.198%, 12/1/39	500,000	494,807
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E 6.814%, 11/15/40	55,000	59,014
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F 7.414%, 1/1/40	75,000	85,920
New York & New Jersey Port Authority, Consolidated Bonds, Series 181 4.960%, 8/1/46	40,000	37,585
New York State Dormitory Authority 5.389%, 3/15/40	45,000	43,591
Sales Tax Securitization Corp. 3.057%, 1/1/34	600,000	507,392
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 7.043%, 4/1/50	60,000	68,774
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose 4.600%, 4/1/38	100,000	93,066
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	130,000	153,664
State of Illinois, General Obligation Bonds 5.100%, 6/1/33	254,118	250,532
State of Texas 5.517%, 4/1/39	80,000	79,976
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023 5.169%, 4/1/41	300,000	295,436
University of California, General Revenue Bonds, Series 2012-AD 4.858%, 5/15/12	57,000	47,373

Total Municipal Bonds		2,623,803

Supranational (0.6%)
African Development Bank
0.875%, 3/23/26	150,000	143,611
Asian Development Bank
1.000%, 4/14/26	100,000	95,794
2.625%, 1/12/27	50,000	48,326
1.500%, 1/20/27	350,000	330,386
1.875%, 1/24/30	200,000	176,662
3.875%, 9/28/32	160,000	152,660
4.000%, 1/12/33	85,000	81,360
3.875%, 6/14/33	100,000	94,600
Council of Europe Development Bank
0.875%, 9/22/26	50,000	47,149
3.625%, 1/26/28	25,000	24,431
European Bank for Reconstruction & Development
0.500%, 1/28/26	200,000	191,864
European Investment Bank
2.125%, 4/13/26	75,000	72,972
0.750%, 10/26/26 (x)	139,000	130,380
4.375%, 3/19/27	100,000	100,051
4.500%, 10/16/28	125,000	125,567
4.000%, 2/15/29	70,000	68,831
1.750%, 3/15/29	53,000	47,574
4.750%, 6/15/29	167,000	168,953
1.625%, 10/9/29	55,000	48,416
0.750%, 9/23/30	100,000	81,538
4.125%, 2/13/34	71,000	68,126
European Union
2.500%, 10/4/52 (m)	170,000	149,132
3.000%, 3/4/53 (m)	165,000	159,803
Inter-American Development Bank
4.500%, 5/15/26	180,000	180,333
4.125%, 2/15/29	200,000	197,592
2.250%, 6/18/29	50,000	45,598
3.625%, 9/17/31	200,000	189,131
4.375%, 7/17/34	100,000	97,635
Inter-American Investment Corp.
4.125%, 2/15/28	50,000	49,548
4.250%, 2/14/29	100,000	98,745
International Bank for Reconstruction & Development
1.875%, 10/27/26	150,000	143,605
3.125%, 6/15/27	200,000	194,364
0.750%, 11/24/27	95,000	85,773
4.625%, 8/1/28	80,000	80,701
1.125%, 9/13/28	200,000	178,079
4.000%, 7/25/30	180,000	175,722
0.750%, 8/26/30	170,000	138,676
1.625%, 11/3/31	238,000	196,554

See Notes to Financial Statements.

1293

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
International Finance Corp.
0.750%, 10/8/26	$80,000	$75,170
4.250%, 7/2/29	80,000	79,364
0.750%, 8/27/30	100,000	81,478
Nordic Investment Bank
4.375%, 3/14/28	200,000	199,799

Total Supranational		5,096,053

U.S. Government Agency Securities (1.2%)
FFCB
1.040%, 1/25/29	250,000	218,138
1.380%, 1/14/31	250,000	206,361
FHLB
3.625%, 9/4/26	250,000	247,815
4.000%, 10/9/26	250,000	249,239
4.625%, 11/17/26	250,000	251,159
4.750%, 4/9/27	180,000	182,475
4.000%, 6/30/28	100,000	99,065
3.250%, 11/16/28	250,000	241,087
FHLMC
0.650%, 10/22/25	2,600,000	2,525,539
0.650%, 10/27/25	2,600,000	2,524,424
0.800%, 10/28/26	2,600,000	2,438,651
FNMA
2.125%, 4/24/26	110,000	107,298
1.875%, 9/24/26	100,000	96,129
0.750%, 10/8/27	250,000	227,104
0.875%, 8/5/30	500,000	412,471
Tennessee Valley Authority
3.875%, 3/15/28	38,000	37,523

Total U.S. Government Agency Securities		10,064,478

U.S. Treasury Obligations (32.1%)
U.S. Treasury Bonds
6.750%, 8/15/26	100,000	104,078
4.250%, 5/15/39	102,000	96,788
4.500%, 8/15/39	126,000	122,614
4.375%, 11/15/39 (z)	860,000	824,394
4.625%, 2/15/40 (w)	505,000	497,108
1.125%, 5/15/40	581,000	349,979
4.375%, 5/15/40	429,400	410,817
1.125%, 8/15/40	581,000	346,702
3.875%, 8/15/40	405,000	364,562
1.375%, 11/15/40 (z)	12,233,000	7,576,139
4.250%, 11/15/40	405,000	380,924
1.875%, 2/15/41 (z)	9,956,000	6,673,803
4.375%, 5/15/41 (z)	3,200,000	3,047,489
2.000%, 11/15/41	5,000,000	3,359,785
3.000%, 5/15/42	387,000	303,849
3.250%, 5/15/42 (z)	1,600,000	1,302,310
3.125%, 2/15/43	601,000	474,782
2.875%, 5/15/43 (z)	2,886,500	2,186,939
3.625%, 8/15/43 (z)	2,143,900	1,817,300
4.375%, 8/15/43 (z)	1,100,000	1,036,049
3.750%, 11/15/43 (z)	1,843,900	1,588,612
4.750%, 11/15/43	169,000	167,017
3.625%, 2/15/44 (z)	1,300,000	1,097,062
3.375%, 5/15/44 (z)	1,200,000	973,313
3.125%, 8/15/44 (z)	1,229,500	955,345
4.125%, 8/15/44	108,200	98,039
3.000%, 11/15/44 (z)	1,000,000	759,519
2.500%, 2/15/45#	5,141,000	3,569,718
2.875%, 8/15/45 (z)	1,800,000	1,328,602
2.250%, 8/15/46 (w)	600,000	387,555
2.875%, 11/15/46	357,000	259,546
3.000%, 5/15/47 (z)	1,385,900	1,025,116
2.750%, 11/15/47#	1,798,200	1,263,213
3.000%, 2/15/48 (z)	2,300,000	1,688,674
3.000%, 2/15/49#	2,091,500	1,523,174
2.875%, 5/15/49 (w)	400,000	283,808
1.375%, 8/15/50	2,750,000	1,342,739
1.625%, 11/15/50	12,472,300	6,512,723
1.875%, 2/15/51	367,000	204,369
2.375%, 5/15/51	278,700	175,447
1.875%, 11/15/51	502,000	277,192
2.250%, 2/15/52	7,000	4,249
2.875%, 5/15/52	116,000	81,217
3.000%, 8/15/52	590,400	424,158
3.625%, 5/15/53	3,000	2,443
4.500%, 11/15/54	486,000	464,205
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS (z)	402,150	291,310
1.000%, 2/15/46 TIPS	133,223	100,108
0.875%, 2/15/47 TIPS	130,768	94,550
1.000%, 2/15/49 TIPS	125,445	91,187
0.250%, 2/15/50 TIPS (w)	368,343	214,153
0.125%, 2/15/51 TIPS	606,225	332,879
0.125%, 2/15/52 TIPS	113,395	61,305
2.125%, 2/15/54 TIPS	102,854	95,073
U.S. Treasury Inflation Linked Notes
0.250%, 1/15/25 TIPS	266,548	266,118
0.125%, 4/15/25 TIPS (w)	488,832	485,726
0.375%, 7/15/25 TIPS	3,061,553	3,042,787
0.125%, 10/15/25 TIPS	2,919,768	2,884,420
1.250%, 4/15/28 TIPS	7,471,969	7,279,283
0.125%, 7/15/31 TIPS	1,766,640	1,555,396
0.125%, 1/15/32 TIPS (w)	341,625	296,206
0.625%, 7/15/32 TIPS	1,195,084	1,068,215
1.750%, 1/15/34 TIPS	102,691	98,463
1.875%, 7/15/34 TIPS	301,797	292,456
U.S. Treasury Notes
1.375%, 1/31/25	152,000	151,617
2.000%, 2/15/25	12,000	11,963
4.625%, 2/28/25	161,000	161,036
1.750%, 3/15/25	75,000	74,605
2.625%, 4/15/25 (x)	1,114,900	1,109,661
3.875%, 4/30/25	220,000	219,645
2.125%, 5/15/25	1,653,000	1,639,803
4.250%, 5/31/25	215,000	214,934
3.000%, 7/15/25	87,000	86,428
0.250%, 7/31/25	778,800	761,005
3.125%, 8/15/25	181,000	179,738
5.000%, 8/31/25	1,441,500	1,448,259
5.000%, 9/30/25	1,365,200	1,372,239
4.500%, 11/15/25	904,000	905,622
0.375%, 11/30/25	410,000	395,875
4.875%, 11/30/25	249,000	250,319
4.000%, 12/15/25 (x)	1,159,000	1,156,812
4.250%, 1/31/26	93,000	93,000
1.625%, 2/15/26	2,375,000	2,307,006
0.500%, 2/28/26	1,164,200	1,115,245
4.625%, 2/28/26	1,000,000	1,003,969

See Notes to Financial Statements.

1294

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount	Value (Note 1)
4.625%, 3/15/26	$1,457,000	$1,463,317
4.500%, 3/31/26	2,058,000	2,063,429
0.750%, 4/30/26	3,250,000	3,104,065
2.375%, 4/30/26	650,000	634,283
4.875%, 4/30/26	362,000	364,815
1.625%, 5/15/26	6,950,000	6,707,134
3.625%, 5/15/26	650,000	644,680
0.750%, 5/31/26	3,468,000	3,302,927
4.875%, 5/31/26	500,000	504,140
4.125%, 6/15/26	561,000	560,060
0.875%, 6/30/26	1,500,000	1,427,313
4.625%, 6/30/26	281,000	282,541
4.500%, 7/15/26	1,204,000	1,208,352
0.625%, 7/31/26	2,043,200	1,931,027
1.500%, 8/15/26	8,103,000	7,755,961
3.750%, 8/31/26	227,900	226,102
4.625%, 9/15/26	170,000	170,992
0.875%, 9/30/26	1,800,000	1,698,355
3.500%, 9/30/26	1,467,200	1,448,771
4.625%, 10/15/26	513,000	516,133
4.125%, 10/31/26 (x)	1,492,000	1,488,585
2.000%, 11/15/26	3,118,000	2,991,821
4.250%, 11/30/26	1,019,000	1,018,795
4.250%, 12/31/26	606,000	605,977
4.000%, 1/15/27	743,200	739,479
1.500%, 1/31/27	71,000	67,135
2.250%, 2/15/27	3,625,000	3,478,439
4.125%, 2/15/27	27,000	26,922
4.250%, 3/15/27	743,200	742,969
0.625%, 3/31/27	1,000,000	923,049
2.375%, 5/15/27	2,510,000	2,403,651
4.500%, 5/15/27	1,249,000	1,255,195
0.500%, 5/31/27	2,228,000	2,036,701
4.625%, 6/15/27	1,218,000	1,228,113
0.500%, 6/30/27	750,000	683,684
4.375%, 7/15/27	144,000	144,360
2.250%, 8/15/27	2,087,500	1,983,689
3.750%, 8/15/27	500,000	493,680
0.500%, 8/31/27	2,515,600	2,278,415
3.375%, 9/15/27	750,000	732,932
0.375%, 9/30/27	281,500	253,236
4.125%, 9/30/27	13,000	12,949
3.875%, 10/15/27	850,000	841,079
4.125%, 10/31/27	406,000	404,352
2.250%, 11/15/27	4,710,000	4,452,526
4.125%, 11/15/27	1,308,000	1,302,215
0.625%, 11/30/27	875,000	787,932
3.875%, 11/30/27	907,000	896,721
4.000%, 12/15/27	809,000	802,744
0.625%, 12/31/27	800,000	718,312
3.875%, 12/31/27	861,000	851,082
3.500%, 1/31/28	1,100,000	1,074,607
2.750%, 2/15/28	3,110,000	2,968,570
4.000%, 2/29/28	1,000,000	990,772
1.250%, 3/31/28	767,000	696,560
3.625%, 3/31/28	2,436,700	2,386,547
3.500%, 4/30/28	500,000	487,324
2.875%, 5/15/28	1,010,000	964,482
1.250%, 5/31/28	1,113,000	1,005,044
3.625%, 5/31/28	3,165,100	3,095,476
1.250%, 6/30/28	500,000	450,469
4.000%, 6/30/28	3,643,700	3,605,656
4.125%, 7/31/28	1,000,000	992,900
2.875%, 8/15/28	3,020,000	2,872,185
1.125%, 8/31/28	356,000	317,424
4.375%, 8/31/28	1,250,000	1,250,845
1.250%, 9/30/28	1,676,700	1,498,160
4.625%, 9/30/28	250,000	252,330
4.875%, 10/31/28	1,258,200	1,280,650
3.125%, 11/15/28	3,590,000	3,434,073
4.375%, 11/30/28	1,503,000	1,503,410
3.750%, 12/31/28	2,089,000	2,041,830
4.000%, 1/31/29	1,995,000	1,967,326
2.625%, 2/15/29	2,224,000	2,078,841
4.250%, 2/28/29	1,016,000	1,011,069
2.375%, 3/31/29	267,000	246,391
4.125%, 3/31/29	257,000	254,471
2.875%, 4/30/29	534,000	502,476
4.625%, 4/30/29	850,000	858,068
2.375%, 5/15/29	3,630,000	3,344,398
4.500%, 5/31/29	718,000	721,364
3.250%, 6/30/29	904,400	862,817
3.500%, 9/30/29	536,000	515,719
4.000%, 10/31/29	500,000	491,554
4.125%, 10/31/29	821,000	811,533
1.750%, 11/15/29	530,000	469,904
3.875%, 11/30/29	500,000	488,753
4.125%, 11/30/29 (x)	1,412,000	1,395,882
3.875%, 12/31/29	892,000	871,340
3.500%, 1/31/30	600,000	575,577
1.500%, 2/15/30	1,851,000	1,606,824
4.000%, 2/28/30	515,000	505,437
3.625%, 3/31/30	500,000	481,848
3.500%, 4/30/30	750,000	717,648
0.625%, 5/15/30	1,575,000	1,292,291
3.750%, 5/31/30	550,000	532,267
3.750%, 6/30/30	400,000	386,812
4.000%, 7/31/30	601,000	588,271
0.625%, 8/15/30	1,500,000	1,218,290
4.625%, 9/30/30	256,000	258,371
4.875%, 10/31/30	1,000,800	1,022,891
0.875%, 11/15/30	1,900,000	1,554,646
4.375%, 11/30/30	517,000	515,069
3.750%, 12/31/30	1,250,000	1,204,075
4.000%, 1/31/31	750,000	731,807
1.125%, 2/15/31	2,400,000	1,979,835
4.250%, 2/28/31	500,000	494,315
4.125%, 3/31/31	750,000	736,178
4.625%, 4/30/31	250,000	252,091
1.625%, 5/15/31	3,651,000	3,079,532
4.625%, 5/31/31	500,000	504,124
4.250%, 6/30/31	400,000	395,014
4.125%, 7/31/31	750,000	735,063
1.250%, 8/15/31	4,198,000	3,425,612
3.750%, 8/31/31	300,000	287,451
4.125%, 10/31/31	3,000	2,937
1.375%, 11/15/31	2,500,000	2,042,219
4.125%, 11/30/31	637,000	623,340
1.875%, 2/15/32	3,200,000	2,691,635
2.875%, 5/15/32	1,660,900	1,491,812
2.750%, 8/15/32	4,179,000	3,706,643
4.125%, 11/15/32	846,000	825,038
3.500%, 2/15/33	750,000	697,851
3.375%, 5/15/33	1,713,000	1,574,418

See Notes to Financial Statements.

1295

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Principal Amount		Value (Note 1)
3.875%, 8/15/33		$1,387,000	$1,320,506
4.500%, 11/15/33		1,500,000	1,493,694
4.000%, 2/15/34		2,703,000	2,588,894
4.375%, 5/15/34		1,507,000	1,484,404
3.875%, 8/15/34		4,500,000	4,256,744
4.250%, 11/15/34 (x)		1,575,000	1,534,399

Total U.S. Treasury Obligations			265,080,111

Total Long-Term Debt Securities (112.8%) (Cost $1,019,528,587)			932,773,226

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.3%)
Federative Republic of Brazil
0.00%, 4/1/25 (p)	BRL	1,700,000	266,885
0.00%, 10/1/25 (p)		15,800,000	2,302,309

Total Foreign Government Treasury Bills			2,569,194

	Number of Shares		Value (Note 1)
Investment Companies (2.0%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)		800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)		800,000	800,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)		7,161,230	7,161,230
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)		7,903,789	7,906,951

Total Investment Companies			16,668,181

Total Short-Term Investments (2.3%) (Cost $19,453,649)			19,237,375

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
3 Month SOFR 04/11/2025 at USD 96.25, American Style Notional Amount: USD 86,000,000 Exchange Traded*		344	64,500

Total Options Purchased (0.0%)† (Cost $120,171)			64,500

Total Investments Before Securities Sold Short (115.1%) (Cost $1,039,102,407)			952,075,101

	Principal Amount		Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.2%)
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 1/25/40 TBA		$(271,000)	$(232,361)
2.000%, 1/25/40 TBA		(164,000)	(144,820)
3.000%, 1/25/40 TBA		(14,000)	(13,030)
3.500%, 1/25/40 TBA		(47,000)	(44,433)
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 1/25/55 TBA		(753,000)	(707,644)

Total Securities Sold Short (-0.2%) (Proceeds Received $1,162,911)			(1,142,288)

Total Investments after Securities Sold Short (114.9%) (Cost $1,037,939,496)			950,932,813
Other Assets Less Liabilities (-14.9%)			(123,665,194)

Net Assets (100%)			$827,267,619

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2024, the market value of these securities amounted to $159,630,043 or 19.3% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $614,259.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2024.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $8,057,822 or 1.0% of net assets.

(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $1,786,300.
(x)	All or a portion of security is on loan at December 31, 2024.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $10,153,117. This was collateralized by $1,628,946 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/2/25 – 11/15/54 and by cash of $8,761,230 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

1296

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Glossary:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
ASX	— Australian Securities Exchange
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OAT	— Obligations Assimilables du Trésor
PEN	— Peruvian Sol
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
TBA —	To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
TWD	— New Taiwan Dollar
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2024 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-OAT	14	3/2025	EUR	1,789,534	(34,290)
U.S. Treasury 2 Year Note	87	3/2025	USD	17,888,016	(34,724)
U.S. Treasury 5 Year Note	136	3/2025	USD	14,457,438	(70,828)
U.S. Treasury 10 Year Note	115	3/2025	USD	12,506,250	(91,561)
U.S. Treasury 10 Year Ultra Note	6	3/2025	USD	667,875	(3,342)
U.S. Treasury Long Bond	39	3/2025	USD	4,439,906	(103,712)
U.S. Treasury Ultra Bond	20	3/2025	USD	2,378,125	(150,163)
3 Month SOFR	34	12/2025	USD	8,161,700	(11,947)

					(500,567)

Short Contracts
30 Day Federal Funds	(27)	1/2025	USD	(10,764,017)	(1,453)
Canada 10 Year Bond	(15)	3/2025	CAD	(1,279,453)	(23,826)
Euro-BTP	(11)	3/2025	EUR	(1,367,094)	32,597
Euro-Buxl	(6)	3/2025	EUR	(824,619)	51,662
U.S. Treasury 10 Year Ultra Note	(125)	3/2025	USD	(13,914,063)	192,208
U.S. Treasury Long Bond	(29)	3/2025	USD	(3,301,469)	76,082
U.S. Treasury Ultra Bond	(15)	3/2025	USD	(1,783,594)	50,719

					377,989

					(122,578)

See Notes to Financial Statements.

1297

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Forward Foreign Currency Contracts outstanding as of December 31, 2024 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
MXN	536,521	USD	25,660	Bank of New York Mellon Corp.	1/15/2025	14
USD	971,828	AUD	1,496,266	Deutsche Bank AG	1/15/2025	45,701
USD	553,112	CAD	774,046	Bank of America	1/15/2025	14,385
USD	703,825	CAD	984,347	Goldman Sachs Bank USA	1/15/2025	18,732
USD	114,640	DKK	809,656	Deutsche Bank AG	1/15/2025	2,106
USD	7,555,617	EUR	7,171,000	HSBC Bank plc	1/15/2025	123,907
USD	7,006,032	GBP	5,565,325	Barclays Bank plc	1/15/2025	39,539
USD	55,857	MXN	1,154,450	UBS AG	1/15/2025	616
USD	6,957	EUR	6,351	Bank of New York Mellon Corp.	1/16/2025	375
USD	230,215	PEN	862,232	JPMorgan Chase Bank**	1/21/2025	893
USD	167,235	MYR	739,950	Barclays Bank plc**	1/22/2025	1,626
USD	113,543	TWD	3,655,490	Goldman Sachs Bank USA**	1/22/2025	1,857
USD	164,739	TWD	5,330,179	JPMorgan Chase Bank**	1/22/2025	1,887
USD	22,757	GBP	18,000	Barclays Bank plc	1/23/2025	227
USD	30,094	PEN	112,352	Deutsche Bank AG**	2/12/2025	235
USD	205,884	COP	900,675,277	JPMorgan Chase Bank**	2/21/2025	2,803
USD	32,124	EUR	30,450	Standard Chartered Bank	3/19/2025	479
USD	222,898	EUR	211,281	Toronto Dominion Bank	3/19/2025	3,320
USD	389,254	EUR	369,269	UBS AG	3/19/2025	5,483
USD	1,600,810	GBP	1,254,600	HSBC Bank plc	3/19/2025	31,067
USD	17,766	JPY	2,710,000	CIBC World Markets, Inc.	3/19/2025	391
USD	568,833	JPY	85,031,000	Toronto Dominion Bank	3/19/2025	23,669
USD	35,667	MXN	730,000	Bank of America	3/19/2025	1,089
USD	36,126	MXN	742,000	Barclays Bank plc	3/19/2025	980
USD	651,212	MXN	13,361,576	HSBC Bank plc	3/19/2025	18,348
USD	287,048	BRL	1,600,000	Goldman Sachs Bank USA**	4/2/2025	31,874
USD	17,791	BRL	100,000	JPMorgan Chase Bank**	4/2/2025	1,843
USD	29,617	TWD	958,269	HSBC Bank plc**	4/25/2025	105
USD	2,568,300	BRL	15,800,000	Goldman Sachs Bank USA**	10/2/2025	172,301

Total unrealized appreciation						545,852

TWD	963,726	USD	29,617	HSBC Bank plc**	1/22/2025	(172)
MXN	2,570,641	USD	126,260	Goldman Sachs Bank USA	2/11/2025	(3,818)
PEN	112,352	USD	30,033	Deutsche Bank AG**	2/12/2025	(174)
MXN	7,774,546	USD	384,279	Deutsche Bank AG	2/13/2025	(14,077)
BRL	3,543,769	USD	601,628	Goldman Sachs Bank USA**	3/6/2025	(34,573)
GBP	609,000	USD	773,669	Barclays Bank plc	3/19/2025	(11,694)
IDR	200,664,939	USD	12,544	HSBC Bank plc**	3/19/2025	(113)
USD	310,675	PEN	1,181,870	Deutsche Bank AG**	3/19/2025	(3,193)

Total unrealized depreciation						(67,814)

Net unrealized appreciation						478,038

**	Non-deliverable forward.

Written Call Options Contracts as of December 31, 2024 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	344	USD (86,000,000)	USD 97.00	4/11/2025	(17,200)

Total Written Options Contracts (Premiums Received ($32,748))						(17,200)

See Notes to Financial Statements.

1298

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$80,238,063	$—	$80,238,063
Collateralized Mortgage Obligations	—	74,179,886	—	74,179,886
Commercial Mortgage-Backed Securities	—	48,647,568	—	48,647,568
Corporate Bonds
Communication Services	—	10,372,764	—	10,372,764
Consumer Discretionary	—	9,910,839	—	9,910,839
Consumer Staples	—	8,258,555	—	8,258,555
Energy	—	20,411,584	—	20,411,584
Financials	—	91,314,619	—	91,314,619
Health Care	—	14,013,040	—	14,013,040
Industrials	—	13,189,260	—	13,189,260
Information Technology	—	13,131,928	—	13,131,928
Materials	—	3,407,341	—	3,407,341
Real Estate	—	8,438,760	—	8,438,760
Utilities	—	28,109,659	—	28,109,659
Foreign Government Securities	—	14,285,619	222	14,285,841
Forward Currency Contracts	—	545,852	—	545,852
Futures	403,268	—	—	403,268
Mortgage-Backed Securities	—	211,999,074	—	211,999,074
Municipal Bonds	—	2,623,803	—	2,623,803
Options Purchased
Call Options Purchased	64,500	—	—	64,500
Short-Term Investments
Foreign Government Treasury Bills	—	2,569,194	—	2,569,194
Investment Companies	16,668,181	—	—	16,668,181
Supranational	—	5,096,053	—	5,096,053
U.S. Government Agency Securities	—	10,064,478	—	10,064,478
U.S. Treasury Obligations	—	265,080,111	—	265,080,111

Total Assets	$17,135,949	$935,888,050	$222	$953,024,221

Liabilities:
Forward Currency Contracts	$—	$(67,814)	$—	$(67,814)
Futures	(525,846)	—	—	(525,846)
Mortgage-Backed Securities	—	(1,142,288)	—	(1,142,288)
Options Written
Call Options Written	(17,200)	—	—	(17,200)

Total Liabilities	$(543,046)	$(1,210,102)	$—	$(1,753,148)

Total	$16,592,903	$934,677,948	$222	$951,271,073

See Notes to Financial Statements.

1299

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

Fair Values of Derivative Instruments as of December 31, 2024:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized appreciation	$467,768	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	545,852

Total		$1,013,620

	Liability Derivatives
Interest rate contracts	Due to/from broker for futures variation margin, Net assets – Unrealized depreciation	$(543,046	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(67,814)

Total		$(610,860)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (1)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$7,014	$(108,548)	$(446,605)	$—	$(548,139)
Foreign exchange contracts	—	—	—	485,305	485,305

Total	$7,014	$(108,548)	$(446,605)	$485,305	$(62,834)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (2)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(88,180)	$54,923	$1,215,884	$—	$1,182,627
Foreign exchange contracts	—	—	—	624,208	624,208

Total	$(88,180)	$54,923	$1,215,884	$624,208	$1,806,835

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$60,411,000
Average notional value of contracts — short	48,461,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$15,438,000
Average settlement value sold — in USD	42,887,000

Options
Average value of option contracts purchased	$86,000
Average value of option contracts written	61,000

See Notes to Financial Statements.

1300

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2024:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$15,474	$—	$—	$15,474
Bank of New York Mellon Corp.	389	—	—	389
Barclays Bank plc	42,372	(11,694)	—	30,678
CIBC World Markets, Inc.	391	—	—	391
Deutsche Bank AG	48,042	(17,444)	(10,000)	20,598
Goldman Sachs Bank USA	224,764	(38,391)	—	186,373
HSBC Bank plc	173,427	(285)	(90,000)	83,142
JPMorgan Chase Bank	7,426	—	(7,426)	—
Standard Chartered Bank	479	—	—	479
Toronto Dominion Bank	26,989	—	—	26,989
UBS AG	6,099	—	—	6,099

Total	$545,852	$(67,814)	$(107,426)	$370,612

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$11,694	$(11,694)	$—	$—
Deutsche Bank AG	17,444	(17,444)	—	—
Goldman Sachs Bank USA	38,391	(38,391)	—	—
HSBC Bank plc	285	(285)	—	—

Total	$67,814	$(67,814)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas	4.58%	12/19/2024	1/6/2025	$(675,938)	$(675,969)
BNP Paribas	4.58	12/19/2024	1/6/2025	(3,073,000)	(3,073,106)
BNP Paribas	4.58	12/19/2024	1/6/2025	(1,450,531)	(1,451,149)
BNP Paribas	4.58	12/19/2024	1/6/2025	(1,451,375)	(1,451,733)
BNP Paribas	4.58	12/19/2024	1/6/2025	(1,214,500)	(1,214,682)
BNP Paribas	4.58	12/19/2024	1/6/2025	(1,105,406)	(1,105,670)
BNP Paribas	4.58	12/19/2024	1/6/2025	(980,250)	(980,490)
BNP Paribas	4.58	12/19/2024	1/6/2025	(626,500)	(626,731)
BNP Paribas	4.58	12/19/2024	1/6/2025	(765,313)	(765,580)
BNP Paribas	4.58	12/19/2024	1/6/2025	(1,339,313)	(1,339,889)
BNP Paribas	4.58	12/19/2024	1/6/2025	(821,563)	(821,810)
BNP Paribas	4.58	12/19/2024	1/6/2025	(1,038,625)	(1,038,982)
BNP Paribas	4.58	12/19/2024	1/6/2025	(3,304,219)	(3,308,177)
BNP Paribas	4.58	12/19/2024	1/6/2025	(1,551,063)	(1,552,539)
BNP Paribas	4.58	12/19/2024	1/6/2025	(1,311,000)	(1,311,428)
BNP Paribas	4.58	12/19/2024	1/6/2025	(1,042,250)	(1,042,320)

					$(21,760,255)

(1)	The average amount of borrowings while outstanding for 313 days during the year ended December 31, 2024, was approximately $15,144,000 at a weighted average interest rate of 5.11%.
(2)	Payable for sale-buyback transactions includes $9,409 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

1301

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	December 31, 2024
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(21,760,255)	$—	$—	$(21,760,255)

Total Borrowings	$—	$(21,760,255)	$—	$—	$(21,760,255)

Gross amount of recognized liabilities for sale-buybacks					$(21,760,255)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2024:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(21,760,255)	$21,589,381	$(377,470)	$(548,344)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,316,083,215
Long-term U.S. government debt securities	362,621,020

$2,678,704,235

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,285,141,222
Long-term U.S. government debt securities	367,861,377

$2,653,002,599

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,293,890
Aggregate gross unrealized depreciation	(103,173,524)

Net unrealized depreciation	$(98,879,634)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,050,150,707

See Notes to Financial Statements.

1302

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value (x) (Cost $1,039,102,407)	$952,075,101
Cash	5,308,444
Foreign cash (Cost $642,239)	627,167
Cash held as collateral at broker for futures	529,000
Receivable for forward settling transactions	68,742,587
Dividends, interest and other receivables	6,302,611
Unrealized appreciation on forward foreign currency contracts	545,852
Receivable for securities sold	522,609
Due from broker for futures variation margin	101,745
Receivable for Portfolio shares sold	32,948
Securities lending income receivable	3,734
Other assets	3,753

Total assets	1,034,795,551

LIABILITIES
Payable for forward settling transactions	173,219,802
Payable for sale-buyback financing transactions	21,760,255
Payable for return of collateral on securities loaned	8,761,230
Securities sold short (Proceeds received $1,162,911)	1,142,288
Payable for Portfolio shares repurchased	1,014,280
Payable for securities purchased	772,514
Investment management fees payable	273,844
Payable for return of cash collateral on forward foreign currency contracts	111,000
Administrative fees payable	88,440
Unrealized depreciation on forward foreign currency contracts	67,814
Distribution fees payable – Class IB	46,460
Options written, at value (Premiums received $32,748)	17,200
Accrued expenses	252,805

Total liabilities	207,527,932

Commitments and contingent liabilities^
NET ASSETS	$827,267,619

Net assets were comprised of:
Paid in capital	$1,000,054,934
Total distributable earnings (loss)	(172,787,315)

Net assets	$827,267,619

Class IB
Net asset value, offering and redemption price per share, $218,300,177 / 25,708,151 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.49

Class K
Net asset value, offering and redemption price per share, $608,967,442 / 71,878,608 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.47

(x)	Includes value of securities on loan of $10,153,117.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Interest (net of $1,505 foreign withholding tax)	$36,780,571
Dividends	233,323
Securities lending (net)	68,352

Total income	37,082,246

EXPENSES
Investment management fees	4,621,643
Administrative fees	1,060,601
Interest expense	690,093
Distribution fees – Class IB (a)	514,560
Custodian fees	305,400
Professional fees	115,008
Printing and mailing expenses	81,052
Distribution fees – Class IA (a)	31,371
Trustees’ fees	27,853
Miscellaneous	170,006

Gross expenses	7,617,587
Less: Waiver from investment manager	(1,319,547)

Net expenses	6,298,040

NET INVESTMENT INCOME (LOSS)	30,784,206

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(6,486,152)
Futures contracts	(446,605)
Forward foreign currency contracts	485,305
Foreign currency transactions	(51,910)
Options written	(108,548)
Securities sold short	31,923

Net realized gain (loss)	(6,575,987)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(7,835,789)
Futures contracts	1,215,884
Forward foreign currency contracts	624,208
Foreign currency translations	(21,175)
Options written	54,923
Securities sold short	175,868

Net change in unrealized appreciation (depreciation)	(5,786,081)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,362,068)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,422,138

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

1303

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$30,784,206	$27,602,000
Net realized gain (loss)	(6,575,987)	(28,725,941)
Net change in unrealized appreciation (depreciation)	(5,786,081)	45,012,286

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,422,138	43,888,345

Distributions to shareholders:
Class IA	(379,439)	(744,059)
Class IB	(7,220,181)	(5,686,752)
Class K	(23,353,977)	(19,413,469)

Total distributions to shareholders	(30,953,597)	(25,844,280)

Tax return of capital:
Class IA	(7,324)	—
Class IB	(139,368)	—
Class K	(450,792)	—

Total tax return of capital	(597,484)	—

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 195,762 and 696,217 shares, respectively ]	1,662,710	5,911,892
Capital shares issued in reinvestment of dividends [ 45,926 and 88,535 shares, respectively ]	386,763	744,059
Capital shares repurchased in connection with share class combination (Note 1) [ (3,102,461) and 0 shares, respectively ]	(26,416,281)	—
Capital shares repurchased [ (322,989) and (382,901) shares, respectively ]	(2,734,218)	(3,262,476)

Total Class IA transactions	(27,101,026)	3,393,475

Class IB
Capital shares sold [ 3,309,899 and 4,174,243 shares, respectively ]	28,339,538	35,560,738
Capital shares issued in connection with share class combination (Note 1) [ 3,092,946 and 0 shares, respectively ]	26,416,281	—
Capital shares issued in reinvestment of dividends [ 860,241 and 673,281 shares, respectively ]	7,359,549	5,686,752
Capital shares repurchased [ (3,393,243) and (11,849,487) shares, respectively ]	(29,163,625)	(102,220,891)

Total Class IB transactions	32,951,743	(60,973,401)

Class K
Capital shares sold [ 6,836,769 and 7,694,861 shares, respectively ]	58,473,441	65,572,627
Capital shares issued in reinvestment of dividends [ 2,790,844 and 2,307,096 shares, respectively ]	23,804,769	19,413,469
Capital shares repurchased [ (10,334,439) and (9,751,186) shares, respectively ]	(88,611,593)	(81,986,419)

Total Class K transactions	(6,333,383)	2,999,677

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(482,666)	(54,580,249)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,611,609)	(36,536,184)
NET ASSETS:
Beginning of year	840,879,228	877,415,412

End of year	$827,267,619	$840,879,228

See Notes to Financial Statements.

1304

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023		2022	2021	2020
Net asset value, beginning of year	$8.63		$8.45		$9.92	$10.23	$9.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.30		0.26		0.18	0.14	0.17
Net realized and unrealized gain (loss)	(0.14)		0.17		(1.44)	(0.29)	0.46

Total from investment operations	0.16		0.43		(1.26)	(0.15)	0.63

Less distributions:
Dividends from net investment income	(0.29)		(0.25)		(0.21)	(0.15)	(0.20)
Distributions from net realized gains	—		—		—	(0.01)	(0.19)
Return of capital	(0.01)		—		—	—	—

Total dividends and distributions	(0.30)		(0.25)		(0.21)	(0.16)	(0.39)

Net asset value, end of year	$8.49		$8.63		$8.45	$9.92	$10.23

Total return	1.94%		5.15%		(12.77)%	(1.47)%	6.29%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$218,300		$188,460		$243,815	$300,420	$279,779
Ratio of expenses to average net assets:
After waivers (f)	0.93	%(g)	0.87	%(g)	0.85%	0.89%	0.90%
Before waivers (f)	1.09	%(g)	1.02	%(g)	0.98%	0.97%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.46%		3.06%		2.02%	1.38%	1.67%
Before waivers (f)	3.30%		2.91%		1.89%	1.30%	1.57%
Portfolio turnover rate^	281%		274%		251%	246%	324%

	Year Ended December 31,
Class K	2024		2023		2022	2021	2020
Net asset value, beginning of year	$8.61		$8.44		$9.90	$10.20	$9.97

Income (loss) from investment operations:
Net investment income (loss) (e)	0.32		0.28		0.20	0.16	0.20
Net realized and unrealized gain (loss)	(0.13)		0.16		(1.43)	(0.28)	0.44

Total from investment operations	0.19		0.44		(1.23)	(0.12)	0.64

Less distributions:
Dividends from net investment income	(0.32)		(0.27)		(0.23)	(0.17)	(0.22)
Distributions from net realized gains	—		—		—	(0.01)	(0.19)
Return of capital	(0.01)		—		—	—	—

Total dividends and distributions	(0.33)		(0.27)		(0.23)	(0.18)	(0.41)

Net asset value, end of year	$8.47		$8.61		$8.44	$9.90	$10.20

Total return	2.20%		5.28%		(12.47)%	(1.15)%	6.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$608,967		$625,027		$610,149	$764,860	$727,277
Ratio of expenses to average net assets:
After waivers (f)	0.68	%(g)	0.62	%(g)	0.60%	0.64%	0.65%
Before waivers (f)	0.84	%(g)	0.77	%(g)	0.73%	0.72%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.71%		3.34%		2.27%	1.63%	1.91%
Before waivers (f)	3.56%		3.18%		2.14%	1.55%	1.81%
Portfolio turnover rate^	281%		274%		251%	246%	324%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.08% and 0.02% for the years ended December 31, 2024 and December 31, 2023, respectively.

See Notes to Financial Statements.

1305

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2024

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.7%)
Entertainment (1.3%)
Electronic Arts, Inc.	50,296	$7,358,305
Live Nation Entertainment, Inc.*	35,169	4,554,385
NetEase, Inc.	237,800	4,237,544
Playtika Holding Corp.	1,619	11,236
ROBLOX Corp., Class A*	16,348	945,895
Take-Two Interactive Software, Inc.*	4,994	919,295
Ubisoft Entertainment SA*	76,612	1,043,565
Universal Music Group NV	63,867	1,635,392
Walt Disney Co. (The)	20,771	2,312,851
Warner Music Group Corp., Class A	46,922	1,454,582

		24,473,050

Interactive Media & Services (10.1%)
Alphabet, Inc., Class A	456,196	86,357,903
Alphabet, Inc., Class C	78,314	14,914,118
Autohome, Inc. (ADR)	107,325	2,785,084
Bumble, Inc., Class A*	2,481	20,195
Cargurus, Inc., Class A*	2,689	98,256
IAC, Inc.*	2,166	93,441
LY Corp.	637,700	1,689,170
Match Group, Inc.*	7,678	251,147
Meta Platforms, Inc., Class A	133,563	78,202,472
Pinterest, Inc., Class A*	18,140	526,060
Reddit, Inc., Class A*	3,112	508,625
Shutterstock, Inc.	736	22,338
Snap, Inc., Class A*	32,635	351,479
TripAdvisor, Inc.*	83,989	1,240,518
Trump Media & Technology Group Corp.(x)*	2,786	95,003
Trustpilot Group plc(m)*	70,555	271,166
Yelp, Inc., Class A*	2,013	77,903
Ziff Davis, Inc.*	1,307	71,022
ZoomInfo Technologies, Inc., Class A*	8,295	87,181

		187,663,081

Media (0.1%)
WPP plc	150,708	1,561,067

Wireless Telecommunication Services (0.2%)
SK Telecom Co. Ltd.	73,072	2,740,165

Total Communication Services		216,437,363

Consumer Discretionary (3.0%)
Automobile Components (0.0%)†
Mobileye Global, Inc., Class A(x)*	28,612	569,951

Broadline Retail (2.2%)
Alibaba Group Holding Ltd. (ADR)	130,765	11,087,564
Amazon.com, Inc.*	107,325	23,546,032
PDD Holdings, Inc. (ADR)*	44,002	4,267,754
Rakuten Group, Inc.(x)*	248,000	1,337,770

		40,239,120

Hotels, Restaurants & Leisure (0.8%)
Airbnb, Inc., Class A*	37,555	4,935,103
Amadeus IT Group SA	57,856	4,087,235
Deliveroo plc, Class A(m)*	847,848	1,506,156
Just Eat Takeaway.com NV(m)*	114,153	1,560,248
Trainline plc(m)*	301,178	1,628,833
Trip.com Group Ltd. (ADR)*	26,979	1,852,378

		15,569,953

Total Consumer Discretionary		56,379,024

Consumer Staples (0.0%)†
Consumer Staples Distribution & Retail (0.0%)†
Ocado Group plc*	126,609	479,151

Total Consumer Staples		479,151

Energy (0.4%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	126,823	5,202,279
TGS ASA	153,178	1,530,602

Total Energy		6,732,881

Financials (2.4%)
Capital Markets (0.1%)
CME Group, Inc.	8,365	1,942,604

Financial Services (2.3%)
Adyen NV(m)*	5,189	7,723,912
Block, Inc., Class A*	75,654	6,429,834
Fidelity National Information Services, Inc.	62,733	5,066,944
Visa, Inc., Class A	42,440	13,412,738
WEX, Inc.*	31,541	5,529,768
Wise plc, Class A*	85,205	1,137,082
Worldline SA(m)*	378,092	3,320,380

		42,620,658

Total Financials		44,563,262

Industrials (1.6%)
Aerospace & Defense (0.1%)
Rolls-Royce Holdings plc*	205,785	1,464,840

Electrical Equipment (0.2%)
Acuity Brands, Inc.	7,951	2,322,726
Ushio, Inc.	104,300	1,402,389

		3,725,115

Ground Transportation (0.4%)
Full Truck Alliance Co. Ltd. (ADR)	93,866	1,015,630
Uber Technologies, Inc.*	102,601	6,188,893

		7,204,523

Industrial Conglomerates (0.1%)
Samsung C&T Corp.*	27,524	2,135,180

Machinery (0.1%)
Nabtesco Corp.(x)	60,000	1,058,919
THK Co. Ltd.	52,400	1,208,298

		2,267,217

Professional Services (0.7%)
Concentrix Corp.	30,389	1,314,932
Dayforce, Inc.*	80,999	5,883,767
Genpact Ltd.	18,141	779,156
Teleperformance SE	54,208	4,667,301
WNS Holdings Ltd.*	23,623	1,119,494

		13,764,650

Total Industrials		30,561,525

See Notes to Financial Statements.

1306

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Information Technology (48.3%)
Communications Equipment (3.0%)
ADTRAN Holdings, Inc.*	2,180	$18,159
Applied Optoelectronics, Inc.(x)*	1,309	48,250
Arista Networks, Inc.*	116,449	12,871,108
Aviat Networks, Inc.*	349	6,320
Calix, Inc.*	1,805	62,940
Ciena Corp.*	27,151	2,302,676
Cisco Systems, Inc.	296,335	17,543,032
Clearfield, Inc.*	363	11,253
CommScope Holding Co., Inc.*	6,601	34,391
Digi International, Inc.*	1,113	33,646
Extreme Networks, Inc.*	4,040	67,630
F5, Inc.*	1,776	446,611
Harmonic, Inc.*	3,563	47,139
Infinera Corp.(x)*	6,372	41,864
Juniper Networks, Inc.	109,106	4,086,020
Lumentum Holdings, Inc.*	2,101	176,379
Motorola Solutions, Inc.	5,110	2,361,995
NETGEAR, Inc.*	880	24,526
NetScout Systems, Inc.*	2,193	47,500
Ribbon Communications, Inc.*	2,789	11,602
Telefonaktiebolaget LM Ericsson, Class B	1,938,833	15,659,454
Viasat, Inc.*	2,591	22,050
Viavi Solutions, Inc.*	6,783	68,508

		55,993,053

Electronic Equipment, Instruments & Components (1.9%)
Advanced Energy Industries, Inc.	1,152	133,206
Amphenol Corp., Class A	36,865	2,560,274
Arrow Electronics, Inc.*	17,978	2,033,671
Avnet, Inc.	2,658	139,067
Badger Meter, Inc.	899	190,696
Belden, Inc.	1,233	138,848
Benchmark Electronics, Inc.	1,101	49,985
CDW Corp.	4,075	709,213
Celestica, Inc.*	3,558	328,403
Cognex Corp.	5,245	188,086
Coherent Corp.*	43,106	4,083,431
Corning, Inc.	119,291	5,668,708
Crane NXT Co.	1,504	87,563
CTS Corp.	921	48,564
ePlus, Inc.*	811	59,917
Fabrinet*	1,109	243,847
Flex Ltd.*	137,308	5,271,254
Insight Enterprises, Inc.*	835	127,004
IPG Photonics Corp.*	820	59,630
Itron, Inc.*	1,379	149,732
Jabil, Inc.	3,450	496,455
Keysight Technologies, Inc.*	5,307	852,463
Knowles Corp.*	2,693	53,672
Littelfuse, Inc.	759	178,858
Mirion Technologies, Inc., Class A*	5,723	99,866
Murata Manufacturing Co. Ltd.	162,700	2,604,623
Napco Security Technologies, Inc.	1,122	39,898
Novanta, Inc.*	1,098	167,741
OSI Systems, Inc.(x)*	475	79,529
PAR Technology Corp.*	1,110	80,664
PC Connection, Inc.	378	26,184
Plexus Corp.*	833	130,348
Rogers Corp.*	519	52,736
Sanmina Corp.*	1,671	126,445
TD SYNNEX Corp.	2,316	271,621
TE Connectivity plc	9,148	1,307,890
Teledyne Technologies, Inc.*	1,425	661,385
Trimble, Inc.*	65,417	4,622,365
TTM Technologies, Inc.*	3,118	77,171
Vishay Intertechnology, Inc.	3,443	58,324
Vontier Corp.	4,593	167,507
Zebra Technologies Corp., Class A*	1,577	609,069

		35,035,913

IT Services (3.0%)
Accenture plc, Class A	34,278	12,058,658
Akamai Technologies, Inc.*	30,695	2,935,977
Applied Digital Corp.(x)*	5,268	40,247
ASGN, Inc.*	1,352	112,676
CGI, Inc.	6,233	681,392
Cloudflare, Inc., Class A*	9,348	1,006,593
Cognizant Technology Solutions Corp., Class A	75,767	5,826,482
Core Scientific, Inc.*	8,539	119,973
DigitalOcean Holdings, Inc.*	1,947	66,334
DXC Technology Co.*	114,209	2,281,896
EPAM Systems, Inc.*	1,734	405,444
Fastly, Inc., Class A*	3,947	37,260
Gartner, Inc.*	2,359	1,142,865
GoDaddy, Inc., Class A*	4,293	847,309
Grid Dynamics Holdings, Inc.*	1,888	41,989
International Business Machines Corp.	28,273	6,215,254
Kyndryl Holdings, Inc.*	7,102	245,729
MongoDB, Inc.*	20,340	4,735,355
Okta, Inc.*	4,966	391,321
Shopify, Inc., Class A*	37,085	3,943,248
Snowflake, Inc., Class A*	10,250	1,582,702
Twilio, Inc., Class A*	4,690	506,895
VeriSign, Inc.*	28,406	5,878,906
Wix.com Ltd.*	18,251	3,915,752

		55,020,257

Semiconductors & Semiconductor Equipment (18.4%)
Advanced Micro Devices, Inc.*	59,435	7,179,154
Allegro MicroSystems, Inc.*	3,976	86,915
Alphawave IP Group plc*	938,511	990,459
Ambarella, Inc.*	1,186	86,270
Amkor Technology, Inc.	3,469	89,119
ams-OSRAM AG*	122,155	799,959
Analog Devices, Inc.	15,182	3,225,568
Applied Materials, Inc.	25,208	4,099,577
ASMPT Ltd.	576,600	5,560,614
ASPEED Technology, Inc.	32,800	3,326,572
Axcelis Technologies, Inc.*	994	69,451
BE Semiconductor Industries NV	42,127	5,773,209
Broadcom, Inc.	262,640	60,890,458
Cirrus Logic, Inc.*	1,625	161,817
Cohu, Inc.*	1,425	38,047
Credo Technology Group Holding Ltd.*	4,367	293,506
Diodes, Inc.*	1,417	87,386
Enphase Energy, Inc.*	4,131	283,717
Entegris, Inc.	4,617	457,360
First Solar, Inc.*	23,064	4,064,799
FormFactor, Inc.*	2,368	104,192

See Notes to Financial Statements.

1307

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
Ichor Holdings Ltd.*	1,031	$33,219
Impinj, Inc.*	701	101,827
Intel Corp.	310,431	6,224,141
KLA Corp.	19,440	12,249,533
Kulicke & Soffa Industries, Inc.	1,647	76,849
Lam Research Corp.	279,900	20,217,177
Lattice Semiconductor Corp.*	4,219	239,006
MACOM Technology Solutions Holdings, Inc.*	1,771	230,071
Marvell Technology, Inc.	26,486	2,925,379
MaxLinear, Inc., Class A*	2,347	46,424
Microchip Technology, Inc.	144,964	8,313,685
Micron Technology, Inc.	33,903	2,853,276
MKS Instruments, Inc.	2,058	214,835
Monolithic Power Systems, Inc.	1,492	882,816
NVIDIA Corp.	595,211	79,930,885
NXP Semiconductors NV	55,855	11,609,462
ON Semiconductor Corp.*	13,020	820,911
Onto Innovation, Inc.*	15,551	2,591,885
PDF Solutions, Inc.*	948	25,672
Photronics, Inc.*	1,937	45,636
Power Integrations, Inc.	1,739	107,296
Qorvo, Inc.*	59,569	4,165,660
QUALCOMM, Inc.	33,972	5,218,779
Rambus, Inc.*	3,259	172,271
Renesas Electronics Corp.*	194,000	2,471,570
Semtech Corp.*	2,579	159,511
Silergy Corp.	419,000	5,156,903
Silicon Laboratories, Inc.*	992	123,226
SiTime Corp.*	579	124,213
Skyworks Solutions, Inc.	64,737	5,740,877
SolarEdge Technologies, Inc.(x)*	1,772	24,099
STMicroelectronics NV	58,163	1,462,524
SUMCO Corp.(x)	152,500	1,131,305
Synaptics, Inc.*	1,225	93,492
Taiwan Semiconductor Manufacturing Co. Ltd.	1,364,000	44,725,404
Teradyne, Inc.	4,980	627,082
Texas Instruments, Inc.	111,510	20,909,240
Ultra Clean Holdings, Inc.*	1,378	49,539
Ulvac, Inc.	58,400	2,248,340
Universal Display Corp.	1,350	197,370
Veeco Instruments, Inc.*	1,736	46,525
Wolfspeed, Inc.(x)*	25,441	169,437

		342,425,501

Software (16.8%)
A10 Networks, Inc.	2,257	41,529
ACI Worldwide, Inc.*	3,207	166,475
Adeia, Inc.	3,341	46,707
Adobe, Inc.*	26,527	11,796,026
Agilysys, Inc.*	684	90,090
Alarm.com Holdings, Inc.*	1,511	91,869
Alkami Technology, Inc.*	2,028	74,387
Altair Engineering, Inc., Class A*	1,828	199,453
ANSYS, Inc.*	21,592	7,283,629
Appfolio, Inc., Class A*	706	174,184
Appian Corp., Class A*	1,305	43,039
AppLovin Corp., Class A*	6,575	2,129,182
Asana, Inc., Class A*	2,574	52,175
Aspen Technology, Inc.*	812	202,700
Atlassian Corp., Class A*	22,604	5,501,362
Aurora Innovation, Inc., Class A(x)*	30,996	195,275
Autodesk, Inc.*	29,420	8,695,669
AvePoint, Inc.*	3,154	52,073
Bentley Systems, Inc., Class B	4,711	220,004
BILL Holdings, Inc.*	2,912	246,675
Blackbaud, Inc.*	1,199	88,630
BlackBerry Ltd.*	18,064	68,282
BlackLine, Inc.*	1,586	96,365
Box, Inc., Class A*	4,380	138,408
Braze, Inc., Class A*	1,966	82,336
C3.ai, Inc., Class A(x)*	3,437	118,336
Cadence Design Systems, Inc.*	8,386	2,519,658
CCC Intelligent Solutions Holdings, Inc.*	12,815	150,320
Cipher Mining, Inc.*	6,806	31,580
Cleanspark, Inc.*	7,815	71,976
Clear Secure, Inc., Class A	2,875	76,590
Clearwater Analytics Holdings, Inc., Class A*	6,025	165,808
Commvault Systems, Inc.*	1,337	201,767
Confluent, Inc., Class A*	7,892	220,660
Crowdstrike Holdings, Inc., Class A*	7,116	2,434,811
Dassault Systemes SE	74,181	2,574,153
Datadog, Inc., Class A*	42,579	6,084,113
Descartes Systems Group, Inc. (The)*	2,613	296,837
DocuSign, Inc.*	6,206	558,168
Dolby Laboratories, Inc., Class A	1,825	142,532
DoubleVerify Holdings, Inc.*	4,293	82,469
Dropbox, Inc., Class A*	6,806	204,452
Dynatrace, Inc.*	9,127	496,052
E2open Parent Holdings, Inc.*	6,417	17,069
Elastic NV*	43,641	4,323,950
Fair Isaac Corp.*	745	1,483,243
Five9, Inc.*	2,300	93,472
Fortinet, Inc.*	19,452	1,837,825
Freshworks, Inc., Class A*	5,771	93,317
Gen Digital, Inc.	16,581	453,988
Gitlab, Inc., Class A*	3,631	204,607
Glodon Co. Ltd., Class A	567,000	913,508
Guidewire Software, Inc.*	2,554	430,553
HashiCorp, Inc., Class A*	4,799	164,174
HubSpot, Inc.*	10,632	7,408,059
Hut 8 Corp.*	2,518	51,594
Informatica, Inc., Class A*	123,820	3,210,653
Intapp, Inc.*	1,585	101,583
InterDigital, Inc.	775	150,133
Intuit, Inc.	29,937	18,815,404
Jamf Holding Corp.*	1,925	27,046
Kingdee International Software Group Co. Ltd.*	1,327,000	1,457,425
Klaviyo, Inc., Class A*	2,410	99,388
Lightspeed Commerce, Inc.(x)*	4,181	63,677
LiveRamp Holdings, Inc.*	1,996	60,618
Manhattan Associates, Inc.*	1,868	504,808
MARA Holdings, Inc.(x)*	9,841	165,034
Matterport, Inc.*	8,787	41,650
Meridianlink, Inc.*	808	16,685
Microsoft Corp.	245,455	103,459,282
MicroStrategy, Inc., Class A*	5,845	1,692,829
N-able, Inc.*	2,158	20,156
nCino, Inc.*	2,827	94,931
NCR Voyix Corp.*	4,463	61,768

See Notes to Financial Statements.

1308

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

	Number of Shares	Value (Note 1)
NextNav, Inc.(x)*	2,010	$31,276
Nice Ltd. (ADR)*	6,694	1,136,909
Nutanix, Inc., Class A*	29,846	1,825,978
Open Text Corp.	8,130	230,242
Oracle Corp.	49,145	8,189,523
PagerDuty, Inc.*	69,442	1,268,011
Palantir Technologies, Inc., Class A*	62,678	4,740,337
Palo Alto Networks, Inc.*	20,013	3,641,565
Pegasystems, Inc.	1,364	127,125
Procore Technologies, Inc.*	42,164	3,159,348
Progress Software Corp.	1,312	85,477
PROS Holdings, Inc.*	1,331	29,229
PTC, Inc.*	9,611	1,767,175
Q2 Holdings, Inc.*	1,847	185,901
Qualys, Inc.*	1,119	156,906
QXO, Inc.	7,512	119,441
Rapid7, Inc.*	1,933	77,765
RingCentral, Inc., Class A*	2,462	86,195
Riot Platforms, Inc.(x)*	8,811	89,960
Roper Technologies, Inc.	3,279	1,704,588
Rubrik, Inc., Class A*	2,113	138,106
Sage Group plc (The)	138,930	2,214,084
Salesforce, Inc.	29,232	9,773,135
Samsara, Inc., Class A*	6,440	281,364
SAP SE (ADR)(x)	28,577	7,035,943
SEMrush Holdings, Inc., Class A*	1,021	12,129
SentinelOne, Inc., Class A*	8,898	197,536
ServiceNow, Inc.*	20,985	22,246,618
Smartsheet, Inc., Class A*	4,260	238,688
SolarWinds Corp.	1,669	23,783
SoundHound AI, Inc., Class A(x)*	10,305	204,451
Sprinklr, Inc., Class A*	3,392	28,662
Sprout Social, Inc., Class A*	1,556	47,785
SPS Commerce, Inc.*	1,149	211,404
Synopsys, Inc.*	32,343	15,697,998
Temenos AG (Registered)	39,851	2,816,548
Tenable Holdings, Inc.*	3,673	144,643
Teradata Corp.*	2,926	91,145
Terawulf, Inc.*	9,440	53,430
Tyler Technologies, Inc.*	1,309	754,822
UiPath, Inc., Class A*	13,009	165,344
Unity Software, Inc.*	8,992	202,050
Varonis Systems, Inc.*	3,439	152,795
Verint Systems, Inc.*	1,896	52,045
Vertex, Inc., Class A*	1,594	85,040
Workday, Inc., Class A*	52,737	13,607,728
Workiva, Inc., Class A*	1,576	172,572
Zeta Global Holdings Corp., Class A*	6,500	116,935
Zoom Communications, Inc., Class A*	57,143	4,663,440
Zscaler, Inc.*	2,891	521,565
Zuora, Inc., Class A*	4,436	44,005

		312,373,979

Technology Hardware, Storage & Peripherals (5.2%)
Apple, Inc.	316,476	79,251,920
Corsair Gaming, Inc.*	1,377	9,102
Dell Technologies, Inc., Class C	9,392	1,082,334
Diebold Nixdorf, Inc.*	1,149	49,453
Hewlett Packard Enterprise Co.	39,960	853,146
HP, Inc.	29,468	961,541
IonQ, Inc.(x)*	6,021	251,497
NetApp, Inc.	6,262	726,893
Pure Storage, Inc., Class A*	9,519	584,752
Samsung Electronics Co. Ltd.	196,832	7,118,354
Samsung Electronics Co. Ltd. (Preference)(q)	157,621	4,735,502
Seagate Technology Holdings plc	6,468	558,253
Super Micro Computer, Inc.*	15,399	469,361
Western Digital Corp.*	10,571	630,349
Xerox Holdings Corp.(x)	3,537	29,817

		97,312,274

Total Information Technology		898,160,977

Real Estate (0.3%)
Real Estate Management & Development (0.1%)
KE Holdings, Inc. (ADR)	120,369	2,217,197

Specialized REITs (0.2%)
Crown Castle, Inc. (REIT)	31,192	2,830,986

Total Real Estate		5,048,183

Total Common Stocks (67.7%) (Cost $763,531,536)		1,258,362,366

EXCHANGE TRADED FUNDS (ETF):
Equity (31.3%)
iShares Expanded Tech Sector ETF(x)‡	1,952,624	199,343,384
Technology Select Sector SPDR Fund	828,100	192,549,812
Vanguard Information Technology ETF	305,200	189,773,360

Total Exchange Traded Funds (31.3%) (Cost $60,151,771)		581,666,556

SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.37% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.34% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.43% (7 day yield) (xx)	1,875,118	1,875,118
JPMorgan Prime Money Market Fund, IM Shares 4.66% (7 day yield)	8,612,570	8,616,015
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.43% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		13,491,133

Total Short-Term Investments (0.7%) (Cost $13,491,133)		13,491,133

Total Investments in Securities (99.7%) (Cost $837,174,440)		1,853,520,055
Other Assets Less Liabilities (0.3%)		4,679,024

Net Assets (100%)		$1,858,199,079

See Notes to Financial Statements.

1309

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2024, the market value or fair value, as applicable, of these securities amounted to $16,010,695 or 0.9% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2024.
(xx)

At December 31, 2024, the Portfolio had loaned securities with a total value of $8,032,983. This was collateralized by $3,544,780 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.625%, maturing 1/28/25 – 8/15/54 and by cash of $4,875,118 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2024, were as follows:

Security Description	Shares at December 31, 2024	Market Value December 31, 2023 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2024 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF (x)	1,952,624	168,000,273	51,085,874	(76,104,581)	21,009,552	35,352,266	199,343,384	450,814	—

(x)	All or a portion of security is on loan at December 31, 2024.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2024:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$203,259,294	$13,178,069	$—	$216,437,363
Consumer Discretionary	46,258,782	10,120,242	—	56,379,024
Consumer Staples	–	479,151	—	479,151
Energy	5,202,279	1,530,602	—	6,732,881
Financials	32,381,888	12,181,374	—	44,563,262
Industrials	18,624,598	11,936,927	—	30,561,525
Information Technology	784,420,467	113,740,510	—	898,160,977
Real Estate	5,048,183	—	—	5,048,183
Exchange Traded Funds	581,666,556	—	—	581,666,556
Short-Term Investments
Investment Companies	13,491,133	—	—	13,491,133

Total Assets	$1,690,353,180	$163,166,875	$—	$1,853,520,055

Total Liabilities	$—	$—	$—	$—

Total	$1,690,353,180	$163,166,875	$—	$1,853,520,055

See Notes to Financial Statements.

1310

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2024

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2024:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$10,965	$10,965

Total	$10,965	$10,965

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(66)	$(66)

Total	$(66)	$(66)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$5,000
Average settlement value sold — in USD	218,000

Investment security transactions for the year ended December 31, 2024 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$631,692,393
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$851,413,295

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,049,077,978
Aggregate gross unrealized depreciation	(46,782,295)

Net unrealized appreciation	$1,002,295,683

Federal income tax cost of investments in securities and derivative instruments, if applicable	$851,224,372

For the year ended December 31, 2024, the Portfolio incurred approximately $1,956 as brokerage commissions with National Financial Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $27,855,951)	$199,343,384
Unaffiliated Issuers (Cost $809,318,489)	1,654,176,671
Cash	13,553,935
Foreign cash (Cost $1,625)	1,580
Receivable for securities sold	1,476,501
Dividends, interest and other receivables	735,108
Receivable for Portfolio shares sold	284,241
Securities lending income receivable	8,789
Other assets	7,620

Total assets	1,869,587,829

LIABILITIES
Payable for return of collateral on securities loaned	4,875,118
Payable for Portfolio shares repurchased	4,490,916
Investment management fees payable	1,203,930
Distribution fees payable – Class IB	395,471
Administrative fees payable	200,648
Payable for securities purchased	51,691
Accrued expenses	170,976

Total liabilities	11,388,750

Commitments and contingent liabilities^
NET ASSETS	$1,858,199,079

Net assets were comprised of:
Paid in capital	$823,889,523
Total distributable earnings (loss)	1,034,309,556

Net assets	$1,858,199,079

Class IB
Net asset value, offering and redemption price per share, $1,828,476,318 / 50,115,107 shares outstanding (unlimited amount authorized: $0.01 par value)	$36.49

Class K

Net asset value, offering and redemption price per share, $29,722,761 / 720,568 shares outstanding (unlimited amount authorized: $0.01 par value)	$41.25

(x)	Includes value of securities on loan of $8,032,983.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends ($450,814 of dividend income received from affiliates) (net of $529,359 foreign withholding tax)	$12,688,511
Interest	681,540
Securities lending (net)	95,697

Total income	13,465,748

EXPENSES
Investment management fees	16,467,606
Distribution fees – Class IB (a)	4,355,848
Administrative fees	2,257,344
Custodian fees	314,900
Printing and mailing expenses	159,702
Professional fees	123,819
Distribution fees – Class IA (a)	60,695
Trustees’ fees	57,805
Miscellaneous	44,914

Gross expenses	23,842,633
Less: Waiver from investment manager	(2,000,549)
Voluntary waiver from investment manager	(760,349)

Net expenses	21,081,735

NET INVESTMENT INCOME (LOSS)	(7,615,987)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($21,009,552 realized gain (loss) from affiliates)	235,086,588
Forward foreign currency contracts	10,965
Foreign currency transactions	(56,974)

Net realized gain (loss)	235,040,579

Change in unrealized appreciation (depreciation) on:
Investments in securities ($35,352,266 of change in unrealized appreciation (depreciation) from affiliates)	184,024,125
Forward foreign currency contracts	(66)
Foreign currency translations	(5,970)

Net change in unrealized appreciation (depreciation)	184,018,089

NET REALIZED AND UNREALIZED GAIN (LOSS)	419,058,668

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$411,442,681

(a)	Effective after the close of business on June 21, 2024, Class IA shares were combined with Class IB shares. (See Note 1)

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,615,987)	$(4,208,634)
Net realized gain (loss)	235,040,579	133,447,235
Net change in unrealized appreciation (depreciation)	184,018,089	432,713,183

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	411,442,681	561,951,784

Distributions to shareholders:
Class IA	—	(1,969,940)
Class IB	(213,669,984)	(71,350,651)
Class K	(3,072,956)	(1,091,513)

Total distributions to shareholders	(216,742,940)	(74,412,104)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 143,167 and 466,486 shares, respectively ]	5,239,210	14,124,852
Capital shares issued in reinvestment of dividends and distributions [ 0 and 57,938 shares, respectively ]	—	1,969,940
Capital shares repurchased in connection with share class combination (Note 1) [ (1,354,154) and 0 shares, respectively ]	(55,943,388)	—
Capital shares repurchased [ (134,054) and (540,817) shares, respectively ]	(4,975,061)	(16,183,379)

Total Class IA transactions	(55,679,239)	(88,587)

Class IB
Capital shares sold [ 3,694,229 and 4,289,557 shares, respectively ]	136,940,842	123,334,215
Capital shares issued in connection with share class combination (Note 1) [ 1,443,311 and 0 shares, respectively ]	55,943,388	—
Capital shares issued in reinvestment of dividends and distributions [ 5,661,486 and 2,236,643 shares, respectively ]	213,669,984	71,350,651
Capital shares repurchased [ (9,164,610) and (6,741,664) shares, respectively ]	(339,320,896)	(193,397,293)

Total Class IB transactions	67,233,318	1,287,573

Class K
Capital shares sold [ 213,607 and 356,373 shares, respectively ]	8,728,587	11,420,765
Capital shares issued in reinvestment of dividends and distributions [ 72,114 and 30,740 shares, respectively ]	3,072,956	1,091,513
Capital shares repurchased [ (289,601) and (369,251) shares, respectively ]	(12,060,978)	(11,753,322)

Total Class K transactions	(259,435)	758,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,294,644	1,957,942

TOTAL INCREASE (DECREASE) IN NET ASSETS	205,994,385	489,497,622
NET ASSETS:
Beginning of year	1,652,204,694	1,162,707,072

End of year	$1,858,199,079	$1,652,204,694

1313

See Notes to Financial Statements.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2024		2023	2022		2021	2020
Net asset value, beginning of year	$32.57		$22.83	$40.59		$38.35	$29.63

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.16)		(0.09)	(0.16)		(0.30)	(0.18)
Net realized and unrealized gain (loss)	8.77		11.37	(14.80)		8.16	15.66

Total from investment operations	8.61		11.28	(14.96)		7.86	15.48

Less distributions:
Dividends from net investment income	—		—	—		—	— #
Distributions from net realized gains	(4.69)		(1.54)	(2.80)		(5.62)	(6.76)

Total dividends and distributions	(4.69)		(1.54)	(2.80)		(5.62)	(6.76)

Net asset value, end of year	$36.49		$32.57	$22.83		$40.59	$38.35

Total return	26.13%		49.53%	(37.29)%		20.81%	53.26%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,828,476		$1,579,236	$1,111,836		$1,890,978	$1,736,384
Ratio of expenses to average net assets:
After waivers (f)	1.18	%(i)	1.18%	1.18%		1.18%	1.19%
Before waivers (f)	1.33%		1.34%	1.33%		1.31%	1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.43)%		(0.30)%	(0.54)%		(0.72)%	(0.50)%
Before waivers (f)	(0.58)%		(0.46)%	(0.69)%		(0.84)%	(0.64)%
Portfolio turnover rate^	36%		56%	67	%(h)	47%	78%

	Year Ended December 31,
Class K	2024		2023	2022		2021	2020
Net asset value, beginning of year	$36.26		$25.24	$44.32		$41.33	$31.55

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)		(0.01)	(0.09)		(0.21)	(0.10)
Net realized and unrealized gain (loss)	9.75		12.58	(16.19)		8.82	16.73

Total from investment operations	9.68		12.57	(16.28)		8.61	16.63

Less distributions:
Dividends from net investment income	—		(0.01)	—		—	(0.09)
Distributions from net realized gains	(4.69)		(1.54)	(2.80)		(5.62)	(6.76)

Total dividends and distributions	(4.69)		(1.55)	(2.80)		(5.62)	(6.85)

Net asset value, end of year	$41.25		$36.26	$25.24		$44.32	$41.33

Total return	26.42%		49.90%	(37.13)%		21.12%	53.66%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$29,723		$26,270	$17,834		$30,726	$27,958
Ratio of expenses to average net assets:
After waivers (f)	0.93	%(i)	0.93%	0.93%		0.93%	0.94%
Before waivers (f)	1.08%		1.09%	1.08%		1.06%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.18)%		(0.05)%	(0.29)%		(0.47)%	(0.26)%
Before waivers (f)	(0.33)%		(0.21)%	(0.44)%		(0.59)%	(0.40)%
Portfolio turnover rate^	36%		56%	67	%(h)	47%	78%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(i)	Includes voluntary waiver from investment manager of 0.04%.

See Notes to Financial Statements.

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2024, the Trust offered one hundred ten portfolios (each a “Portfolio”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

The Adviser and, as applicable, each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Adviser, independently chooses and maintains a portfolio of securities for the Portfolio(s).

Each of the following Portfolios is a type of mutual fund often described as a “fund-of-funds”:

•

EQ/All Asset Growth Allocation Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM or an affiliate and unaffiliated exchange-traded funds (“ETFs”).

•

Each of the EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”), the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”), and the EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio and EQ/Aggressive Growth Strategy Portfolio (each, a “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM or an affiliate.

•

Each of Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, and Equitable Moderate Growth MF/ETF Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM or an affiliate and unaffiliated investment companies and ETFs.

•

Each of the 1290 VT Moderate Growth Allocation Portfolio and 1290 VT Multi- Alternative Strategies Portfolio (each, an “ETF Portfolio” and together, the “ETF Portfolios”) pursues its investment objective by investing exclusively in unaffiliated ETFs.

For each of the above-referenced fund-of-funds Portfolios, each underlying fund’s financial statements are included in the underlying fund’s annual report on Form N-CSR, which is filed with the SEC and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/ searchedgar/companysearch.html).

Each of the ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio and EQ/International Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Core Plus Bond Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/ Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, EQ/Quality Bond PLUS Portfolio,

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio may utilize multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers for a Multiadviser Portfolio independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and is responsible for investing a specific allocated portion of a Multiadviser Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when a Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate for its allocated portion of a Multiadviser Portfolio when another Sub-Adviser believes that continued exposure to the equity or fixed income markets is appropriate for its allocated portion of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of a Multiadviser Portfolio and does not aggregate its transactions with those of the other Sub-Adviser(s), the Multiadviser Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, Equitable Financial Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other series of the Trust.

Effective June 21, 2024 (the “Effective Date”), the Class IA shares of each of the following Portfolios were combined with the Class IB shares of the same Portfolio (the “Combination”): EQ/All Asset Growth Allocation Portfolio, EQ/Growth Strategy Portfolio, EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio, EQ/ Aggressive Allocation Portfolio, 1290 VT Equity Income Portfolio, 1290 VT GAMCO Mergers & Acquisitions Portfolio, 1290 VT GAMCO Small Company Value Portfolio, 1290 VT Socially Responsible Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/Capital Group Research Portfolio, EQ/ ClearBridge Large Cap Growth ESG Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Core Bond Index Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Invesco Comstock Portfolio, EQ/Invesco Global Portfolio, EQ/Janus Enterprise Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS International Growth Portfolio, EQ/Mid Cap Index Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Small Company Index Portfolio, EQ/Value Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio. Each Combination was effected at the relative net asset value of each share class of the relevant Portfolio. As of the Effective Date, an investor that held Class IA shares of a Portfolio was issued Class IB shares of the same Portfolio having a value equal to the value of the Class IA shares held immediately prior to the Combination. In addition, as of the Effective Date, Class IA shares of each Portfolio listed above are no longer offered. Further information on the impact of the Combination on the Portfolios’ financial statements can be found in the Statement of Changes in Net Assets for the Portfolio.

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

EIM contributed seed capital to the Portfolio listed below:

Portfolios:	Commencement Date	Class	Seed capital
EQ/Intermediate Corporate Bond	4/3/2023	IB	$100,000
EQ/Intermediate Corporate Bond	4/3/2023	K	24,900,000

EIM redeemed seed capital out of the Portfolio listed below:

Portfolios:	Redemption Date	Class	Seed capital
EQ/Intermediate Corporate Bond	11/15/2023	K	24,107,788

The investment objectives of each Portfolio are as follows:

EQ/All Asset Growth Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Ultra Conservative Strategy Portfolio — Seeks current income.

EQ/Conservative Strategy Portfolio — Seeks a high level of current income.

EQ/Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

EQ/Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

EQ/Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

EQ/Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

Equitable Conservative Growth MF/ETF Portfolio — Seeks to achieve total return from long- term capital appreciation and income, with greater emphasis on current income.

Equitable Moderate Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

Equitable Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

1317

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

1290 VT Moderate Growth Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.

1290 VT Multi-Alternative Strategies Portfolio — Seeks long-term growth of capital.

1290 VT Convertible Securities Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Convertible Liquid Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Convertible Liquid Bond Index.

1290 VT DoubleLine Opportunistic Bond Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to maximize current income and total return.

1290 VT Equity Income Portfolio (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC d/ b/a Barrow Hanley Global Investors) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

1290 VT GAMCO Mergers & Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

1290 VT GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

1290 VT High Yield Bond Portfolio (sub-advised by AXA Investment Managers US Inc. (“AXA IM”) and Post Advisory Group, LLC) — Seeks to maximize current income.

1290 VT Micro Cap Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

1290 VT Natural Resources Portfolio (sub-advised by AllianceBernstein L.P. (“AB”), an affiliate of EIM) — Seeks to achieve long-term growth of capital.

1290 VT Real Estate Portfolio (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income.

1290 VT Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Kinetics Asset Management LLC) — Seeks to achieve long-term growth of capital.

1290 VT SmartBeta Equity ESG Portfolio, (sub-advised by AXA IM) — Seeks to achieve long- term capital appreciation.

1290 VT Socially Responsible Portfolio (sub-advised by BlackRock) — Seeks to achieve long- term capital appreciation.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

1318

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/AB Dynamic Aggressive Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

EQ/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/AB Sustainable U.S. Thematic Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/American Century Mid Cap Value Portfolio (sub-advised by American Century Investment Management, Inc. (“American Century”)) — Seeks to achieve long-term capital growth. Income is a secondary objective.

EQ/American Century Moderate Growth Allocation Portfolio (sub-advised by American Century) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Capital Group Research Portfolio (sub-advised by Capital International, Inc. (“Capital International”)) — Seeks to achieve long-term growth of capital.

EQ/ClearBridge Large Cap Growth ESG Portfolio (sub-advised by ClearBridge Investments, LLC (“ClearBridge”)) — Seeks to achieve long-term capital growth.

EQ/ClearBridge Select Equity Managed Volatility Portfolio (sub-advised by BlackRock and ClearBridge) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

1319

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

EQ/Core Bond Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

EQ/Core Plus Bond Portfolio (sub-advised by AXA IM, Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P. (“Loomis Sayles”)) — Seeks to achieve high total return through a combination of current income and capital appreciation.

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST Partners, LLC (“EARNEST”)) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500® Index.

EQ/Fidelity Institutional AM® Large Cap Portfolio (sub-advised by FIAM LLC (“FIAM”)) — Seeks to achieve long-term capital appreciation.

EQ/Franklin Moderate Allocation Portfolio (sub-advised by Franklin Advisers, Inc. (“Franklin Advisers”)) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Franklin Rising Dividends Portfolio (sub-advised by Franklin Advisers) — Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

EQ/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve long-term total return with an emphasis on risk- adjusted returns and managing volatility in the Portfolio.

EQ/Global Equity Managed Volatility Portfolio (sub-advised by BlackRock, Morgan Stanley Investment Management, Inc. (“MSIM”) and Invesco Advisers, Inc. (“Invesco”) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Goldman Sachs Growth Allocation Portfolio (sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”)) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Goldman Sachs Mid Cap Value Portfolio (sub-advised by GSAM) — Seeks to achieve long- term capital appreciation.

EQ/Goldman Sachs Moderate Growth Allocation Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Intermediate Corporate Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Credit Corporate 5-10 Year Index (“Corporate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Corporate Bond Index.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.

EQ/International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST, Federated Global Investment Management Corp. and Massachusetts Financial Services Company d/ b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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December 31, 2024

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50® Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/International Value Managed Volatility Portfolio (sub-advised by BlackRock and Harris Associates LP) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/Invesco Global Portfolio (sub-advised by Invesco) — Seeks to achieve capital appreciation.

EQ/Invesco Global Real Assets Portfolio (sub-advised by Invesco) — Seeks to achieve total return through growth of capital and current income.

EQ/Invesco Moderate Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Invesco Moderate Growth Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Janus Enterprise Portfolio (sub-advised by Janus Henderson Investors US LLC) — Seeks to achieve capital growth.

EQ/JPMorgan Growth Allocation Portfolio (sub-advised by J.P. Morgan Investment Management, Inc. (“JPMorgan”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/JPMorgan Growth Stock Portfolio (sub-advised by JPMorgan) — Seeks to achieve long- term capital appreciation.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital International, Inc., GQG Partners LLC and Vaughan Nelson Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, HS Management Partners, LLC, Loomis Sayles, Polen Capital Management, LLC and JPMorgan) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Value Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value Managed Volatility Portfolio (sub-advised by AB, Aristotle Capital Management, LLC (“Aristotle Capital”) and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Lazard Emerging Markets Equity Portfolio (sub-advised by Lazard Asset Management LLC) — Seeks to achieve long-term capital appreciation.

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December 31, 2024

EQ/Long-Term Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Long Government/ Credit Bond Index (“Long Government/Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Long Government/Credit Index.

EQ/Loomis Sayles Growth Portfolio (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS International Intrinsic Value Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Mid Cap Focused Growth Portfolio (sub-advised by MFS) — Seeks to provide growth of capital.

EQ/MFS Technology Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Utilities Series Portfolio (sub-advised by MFS) — Seeks to achieve total return.

EQ/Mid Cap Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index.

EQ/Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc., and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Money Market Portfolio (sub-advised by Dreyfus, a division of Mellon Investments Corporation (“Dreyfus”)) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Real Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Total Return ESG Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Health Sciences Portfolio (sub-advised by T. Rowe Price Associates, Inc. (“T. Rowe Price”)) — Seeks to achieve long-term capital appreciation.

EQ/Value Equity Portfolio (sub-advised by Aristotle Capital) — Seeks to achieve capital appreciation.

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December 31, 2024

EQ/Wellington Energy Portfolio (sub-advised by Wellington) — Seeks to provide capital growth and appreciation.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, 1832 Asset Management U.S. Inc., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (sub-advised by BlackRock, DoubleLine, PIMCO and SSGA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Technology Portfolio (sub-advised by AB, FIAM and Wellington) — Seeks to achieve long-term growth of capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or, if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, fair valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Options not traded on an exchange or not actively traded are valued according to fair value methods. The

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December 31, 2024

market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no settlement price, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Centrally cleared swaps are priced using the value determined by the central counterparty at the end of the day, which price may be provided to the Portfolios by an approved pricing service. With respect to over-the-counter swaps and centrally cleared swaps where the central counterparty price is unavailable, a price provided by an approved pricing service will be used. Central counterparties and approved pricing services may utilize evaluation techniques including fair value pricing models to provide pricing information.

In accordance with Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) of the Trust has designated EIM, the investment adviser to the Trust, as the Portfolios’ valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for determining in good faith the fair value of Portfolio investments for which market quotations are not readily available or are believed by EIM to be unreliable. In these circumstances, a Portfolio may use a fair value estimate made according to methods EIM has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM, oversees the calculation of the NAV of the Portfolios and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Portfolios’ NAVs.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

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December 31, 2024

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2024, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, if any, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or an increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a stable NAV per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Security Transactions and Investment Income:

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Portfolio’s Statement of Operations. Inflation adjustments to

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December 31, 2024

the face amount of inflation-indexed securities are included in interest income, and the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Portfolio’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

As a result of several court rulings in certain European countries, the Portfolios may also file withholding tax reclaims in certain jurisdictions to recover all or a portion of amounts withheld in prior periods that may now be reclaimable. Any payments received on such withholding tax reclaims are included in Other Income in the Statements of Operations and are recorded when the amount is known and there are no significant uncertainties on collectability.

For certain securities, including a real estate investment trust (“REIT”), a Portfolio records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Portfolio will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Portfolio.

A Portfolio records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise, it is recorded as an adjustment to realized gain (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees, which are charged on a class-specific basis.

Offering costs incurred in connection with the offering of shares of a Portfolio will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Portfolio’s commencement of public offering of shares. Amortized offering costs are disclosed in the Statement of Operations.

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December 31, 2024

Offering costs incurred during the year ended December 31, 2023, by the Portfolios shown below were:

Portfolios:	Amount
EQ/Intermediate Corporate Bond	$106,867

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2024, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market declares and distributes daily and Multimanager Core Bond declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. The cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains include dividends and distributions payable, if any, as disclosed in the Statement of Assets and

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December 31, 2024

Liabilities, late-year capital loss deferrals and capital loss carry forwards, if any, as disclosed below. Additionally, for the Portfolios, the cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to 1256 mark to market contracts (ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, EQ/400 Managed Volatility, EQ/2000 Managed Volatility, EQ/AB Dynamic Aggressive Growth, EQ/Franklin Small Cap Value Managed Volatility, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/JPMorgan Growth Allocation, EQ/MFS Utilities Series, EQ/Mid Cap Value Managed Volatility, EQ/PIMCO Global Real Return and Multimanager Aggressive Equity), capital loss carryforwards (1290 VT Convertible Securities, 1290 VT Doubleline Opportunistic Bond, 1290 VT High Yield Bond, 1290 VT Micro Cap, 1290 VT Multi-Alternative Strategies, 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Short Duration Government Bond, EQ/AB Sustainable U.S. Thematic, EQ/ClearBridge Select Equity Managed Volatility, EQ/Core Bond Index, EQ/Core Plus Bond, EQ/Emerging Markets Equity PLUS, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Long-Term Bond, EQ/Morgan Stanley Small Cap Growth, EQ/PIMCO Global Real Return, EQ/PIMCO Total Return ESG, EQ/Quality Bond PLUS, EQ/Wellington Energy and Multimanager Core Bond), conversion transactions (EQ/Moderate-Plus Allocation and EQ/Aggressive Allocation), deferral of losses on offsetting positions (ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, ATM International Managed Volatility, EQ/500 Managed Volatility, EQ/400 Managed Volatility, EQ/2000 Managed Volatility, EQ/International Managed Volatility, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/ClearBridge Select Equity Managed Volatility, EQ/Franklin Moderate Allocation, EQ/Franklin Small Cap Value Managed Volatility, EQ/Global Equity Managed Volatility, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Mid Cap Value Managed Volatility and Multimanager Aggressive Equity), investments in passive foreign investment companies (1290 VT Real Estate, ATM International Managed Volatility, EQ/International Managed Volatility, EQ/Capital Group Research, EQ/Emerging Markets Equity PLUS, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility, EQ/International Equity Index, EQ/International Value Managed Volatility, EQ/Small Company Index and EQ/T. Rowe Price Health Sciences), partnership basis adjustments (EQ/All Asset Growth Allocation and 1290 VT Multi-Alternative Strategies), post-October loss deferrals (1290 VT Real Estate, EQ/Core Plus Bond, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/Long-Term Bond, EQ/PIMCO Real Return and EQ/PIMCO Total Return ESG), contingent payment debt instruments (1290 VT Convertible Securities) and wash sale loss deferrals (1290 VT Moderate Growth Allocation, 1290 VT Micro Cap, 1290 VT Natural Resources, 1290 VT Real Estate, EQ/American Century Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Mid Cap Value Managed Volatility, EQ/Morgan Stanley Small Cap Growth, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Core Bond and Multimanager Technology). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of distributions for the years ended December 31, 2024 and December 31, 2023 and the tax composition of undistributed ordinary income and undistributed long-term gains at December 31, 2024 are presented in the following table:

	Year Ended December 31, 2024		As of December 31, 2024		Year Ended December 31, 2023
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/All Asset Growth Allocation	$10,557,393	$11,115,276	$167,683	$14,816,559	$7,051,255	$8,346,000
EQ/Ultra Conservative Strategy	60,661,958	24,705,136	376,651	18,545,454	57,499,372	6,616,186
EQ/Conservative Strategy	17,295,515	6,118,023	266,172	13,872,868	9,908,668	1,117,113
EQ/Conservative Growth Strategy	32,782,002	38,326,417	224,604	48,509,382	17,318,263	14,440,234
EQ/Balanced Strategy	90,405,340	132,422,534	135,862	166,310,114	47,418,931	29,965,329
EQ/Moderate Growth Strategy	146,267,970	310,911,285	417,369	339,298,920	76,531,174	130,106,958

1328

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

	Year Ended December 31, 2024		As of December 31, 2024		Year Ended December 31, 2023
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Growth Strategy	$121,324,076	$240,362,556	$347,470	$323,940,292	$61,249,890	$99,242,116
EQ/Aggressive Growth Strategy	137,323,412	184,792,663	661,425	400,814,380	69,679,240	101,603,028
EQ/Conservative Allocation	20,316,483	12,083,964	882	13,541,175	17,682,495	6,005,672
EQ/Conservative-Plus Allocation	22,778,493	30,860,665	—	30,248,501	17,581,435	18,532,796
EQ/Moderate Allocation	150,688,325	206,913,175	98,156	230,823,120	106,497,397	116,108,982
EQ/Moderate-Plus Allocation	181,682,455	373,503,833	294,207	400,182,770	112,863,444	200,266,349
EQ/Aggressive Allocation	73,409,150	165,251,164	673,993	236,623,765	42,951,509	86,818,000
Equitable Conservative Growth MF/ETF	2,601,655	585,070	46,650	456,449	1,837,337	—
Equitable Moderate Growth MF/ETF	519,956	—	13,024	104,326	349,526	—
Equitable Growth MF/ETF	352,437	—	16,930	192,630	290,508	—
Target 2015 Allocation	916,190	1,626,539	4,302	419,056	679,528	1,320,370
Target 2025 Allocation	3,678,553	9,592,974	69,345	3,414,464	2,906,524	4,650,599
Target 2035 Allocation	5,376,187	5,450,102	9,680	5,617,157	3,813,995	3,293,888
Target 2045 Allocation	4,341,260	3,800,105	23,398	4,925,116	3,000,350	3,272,817
Target 2055 Allocation	1,767,949	1,386,857	—	2,858,158	1,291,765	965,690
1290 VT Moderate Growth Allocation	3,501,275	32,631	448,564	64,302	2,557,933	20,676
1290 VT Multi-Alternative Strategies	222,030	—	31,110	—	264,269	23,774
1290 VT Convertible Securities	875,893	—	34,370	—	1,084,024	—
1290 VT DoubleLine Opportunistic Bond	25,295,454	—	—	—	23,182,458	—
1290 VT Equity Income	13,753,827	33,250,667	176,108	7,553,581	11,532,374	29,172,945
1290 VT GAMCO Mergers & Acquisitions	6,772,010	3,516,721	352,946	781,203	6,820,135	1,085,168
1290 VT GAMCO Small Company Value	24,971,001	263,329,609	—	56,470,545	24,143,070	229,436,887
1290 VT High Yield Bond	15,109,326	—	50,368	—	13,770,246	—
1290 VT Micro Cap	792,842	—	—	—	1,078,839	—
1290 VT Natural Resources	928,469	—	—	—	1,233,251	—
1290 VT Real Estate	1,070,018	—	—	—	1,017,550	—
1290 VT Small Cap Value	7,570,837	24,979,040	—	18,741,948	6,465,071	30,487,981
1290 VT SmartBeta Equity ESG	6,122,725	19,019,869	1,206,496	6,377,911	4,473,973	3,818,544
1290 VT Socially Responsible	1,278,188	11,996,209	—	3,684,505	1,660,173	5,015,623
ATM Large Cap Managed Volatility	65,472,390	485,421,684	3,088,505	78,631,731	40,763,131	220,068,202
ATM Mid Cap Managed Volatility	10,137,802	20,742,668	1,636,186	4,877,456	4,808,556	4,793,204
ATM Small Cap Managed Volatility	23,310,840	68,358,115	3,389,720	375,902	13,538,226	14,988,342
ATM International Managed Volatility	35,752,128	23,987,201	318,065	4,246,726	30,482,819	—
EQ/500 Managed Volatility	189,330,987	1,188,014,535	7,656,416	227,236,739	119,032,048	443,207,128
EQ/400 Managed Volatility	26,409,851	58,859,309	4,522,684	13,183,743	13,755,787	18,185,752
EQ/2000 Managed Volatility	76,556,313	199,911,921	9,904,257	3,989,362	44,339,546	28,468,735
EQ/International Managed Volatility	58,276,853	21,195,904	3,684,713	—	45,925,737	—
EQ/AB Dynamic Aggressive Growth	18,609,441	5,172,188	—	476,963	4,854,868	—
EQ/AB Dynamic Growth	14,614,588	5,160,566	616,878	2,600,862	7,471,184	—
EQ/AB Dynamic Moderate Growth	41,911,843	80,283,701	6,902,709	32,092,483	15,862,272	4,290,362
EQ/AB Short Duration Government Bond	35,133,908	—	26,069	—	24,135,265	—
EQ/AB Small Cap Growth	54,470,566	131,505,331	48,408	30,363,788	5,683,156	2,902,030
EQ/AB Sustainable U.S. Thematic	50,602	—	—	—	62,264	—
EQ/American Century Mid Cap Value	22,425,983	22,733,302	1,906,028	8,392,164	18,614,708	13,356,759
EQ/American Century Moderate Growth Allocation	4,873,951	1,212,781	100,739	—	1,766,524	—
EQ/Capital Group Research	11,395,656	72,959,614	911,654	2,482,661	1,803,254	26,124,961
EQ/ClearBridge Large Cap Growth ESG	447,184	30,344,601	252,654	7,277,786	1,458,991	11,182,695
EQ/ClearBridge Select Equity Managed Volatility	3,049,956	—	—	—	4,512,241	—
EQ/Common Stock Index	59,439,591	480,338,342	1,461,766	97,654,955	70,072,707	255,762,570
EQ/Core Bond Index	141,387,993	—	344,559	—	112,329,367	—
EQ/Core Plus Bond	38,814,654	—	981,886	—	18,521,956	—
EQ/Emerging Markets Equity PLUS	2,174,081	—	—	—	2,207,191	—
EQ/Equity 500 Index	98,891,838	204,858,989	950,358	77,219,184	94,049,148	67,692,848
EQ/Fidelity Institutional AM® Large Cap	15,263,809	74,955,696	—	32,354,757	4,491,977	24,279,079
EQ/Franklin Moderate Allocation	4,869,698	—	271,488	—	3,756,285	—
EQ/Franklin Rising Dividends	3,362,057	9,604,450	12,953	5,837,720	4,314,077	264,466
EQ/Franklin Small Cap Value Managed Volatility	9,201,420	16,963,145	—	4,488,123	5,505,480	5,814,916
EQ/Global Equity Managed Volatility	45,869,930	154,715,257	4,817,044	36,159,590	15,157,872	66,101,967
EQ/Goldman Sachs Growth Allocation	22,998,909	5,530,501	2,948,539	504,062	7,758,678	—
EQ/Goldman Sachs Mid Cap Value	4,859,402	3,597,987	1,263,347	1,207,812	2,590,743	3,588,520

1329

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

	Year Ended December 31, 2024		As of December 31, 2024		Year Ended December 31, 2023
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Goldman Sachs Moderate Growth Allocation	$19,052,341	$—	$17,584	$—	$16,389,073	$—
EQ/Intermediate Corporate Bond	105,461,183	844,103	52,420	4,390,105	16,063,545	—
EQ/Intermediate Government Bond	115,320,096	—	303,339	—	131,381,395	—
EQ/International Core Managed Volatility	36,170,970	45,413,402	2,303,278	5,963,932	21,017,251	9,125,818
EQ/International Equity Index	51,176,734	—	670,360	—	45,181,812	—
EQ/International Value Managed Volatility	40,266,266	35,671,239	2,051,360	3,600,112	21,672,482	—
EQ/Invesco Comstock	6,287,947	25,007,140	885,350	697,093	5,889,804	19,559,459
EQ/Invesco Global	—	23,270,139	—	10,446,703	2,297	3,350,941
EQ/Invesco Global Real Assets	5,337,780	—	—	—	10,148,446	—
EQ/Invesco Moderate Allocation	7,346,277	4,008,784	7,031	—	5,399,947	—
EQ/Invesco Moderate Growth Allocation	8,634,247	—	11,283	—	6,649,691	—
EQ/Janus Enterprise	2,905,936	108,878,470	951,657	13,439,218	3,826,195	90,309,362
EQ/JPMorgan Growth Allocation	32,796,012	13,546,277	3,491,344	2,532,246	12,884,324	—
EQ/JPMorgan Growth Stock	17,341,601	119,449,181	2,506,599	50,798,779	1,317	303,459,177
EQ/JPMorgan Value Opportunities	109,454,744	34,358,388	18,045,642	4,647,377	21,058,417	40,004,381
EQ/Large Cap Core Managed Volatility	64,013,088	309,351,561	5,004,285	43,121,313	48,433,453	142,388,375
EQ/Large Cap Growth Index	8,695,130	171,497,873	2,099,090	1,634,647	4,755,671	76,979,003
EQ/Large Cap Growth Managed Volatility	80,879,284	494,218,920	10,091,630	127,210,587	26,240,258	340,604,362
EQ/Large Cap Value Index	14,024,795	42,329,874	—	2,705,908	24,750,744	10,198,808
EQ/Large Cap Value Managed Volatility	102,156,458	304,371,624	4,355,535	26,263,247	108,746,891	149,680,690
EQ/Lazard Emerging Markets Equity	20,276,550	13,646,208	—	572,934	15,283,642	356,752
EQ/Long-Term Bond	105,585,442	—	144,508	—	85,555,252	—
EQ/Loomis Sayles Growth	358,478	147,198,174	—	14,723,488	2,890,209	30,485,201
EQ/MFS International Growth	11,478,685	76,093,429	1,431,730	44,600,058	30,648,088	31,969,460
EQ/MFS International Intrinsic Value	21,807,734	68,134,895	733,219	1,644,522	15,750,640	16,841,864
EQ/MFS Mid Cap Focused Growth	—	43,649,504	—	449,607	—	4,567,757
EQ/MFS Technology	19,447,746	88,515,658	8,749,512	8,597,340	—	—
EQ/MFS Utilities Series	3,298,852	2,946,769	1,037,109	471,656	4,315,693	3,896,984
EQ/Mid Cap Index	49,881,357	132,437,185	13,225,858	30,151,637	25,120,104	87,077,428
EQ/Mid Cap Value Managed Volatility	50,466,645	150,024,850	6,141,882	17,119,974	37,578,886	62,251,839
EQ/Money Market	108,364,697	—	11,751	—	88,923,225	—
EQ/Morgan Stanley Small Cap Growth	260,803	—	33,615	—	507,545	—
EQ/PIMCO Global Real Return	595,736	—	1,471,572		663,555	—
EQ/PIMCO Real Return	5,090,112	—	—	—	2,074,112	—
EQ/PIMCO Total Return ESG	11,071,896	—	542,540		6,812,332	—
EQ/PIMCO Ultra Short Bond	38,552,124	—	—	—	33,299,376	—
EQ/Quality Bond PLUS	34,918,888	—	445,549		25,777,743	—
EQ/Small Company Index	23,073,557	84,985,198	2,953,001	5,780,346	15,017,519	42,818,593
EQ/T. Rowe Price Health Sciences	503,430	8,680,440	—	1,422,608	556,118	3,860,047
EQ/Value Equity	16,047,408	55,777,261	—	4,547,625	17,960,794	2,647,461
EQ/Wellington Energy	3,586,026	—	—	—	4,419,289	—
Multimanager Aggressive Equity	59,850,578	180,493,548	36,816,464	38,198,506	5,146,300	30,820,220
Multimanager Core Bond	30,953,597	—	—	—	25,844,280	—
Multimanager Technology	57,589,323	159,153,617	6,551,712	25,467,264	2,892,719	71,519,385

The following Portfolios had a Return of Capital during the year ended December 31, 2024:

Portfolios:	Return of Capital
1290 VT DoubleLine Opportunistic Bond	$41,185
1290 VT Micro Cap	14,157
1290 VT Natural Resources	734
1290 VT Real Estate	56,140
EQ/AB Sustainable U.S. Thematic	488
EQ/ClearBridge Select Equity Managed Volatility	3,192
EQ/Emerging Markets Equity PLUS	19,594
EQ/Invesco Global Real Assets	126,224

1330

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Portfolios:	Return of Capital
EQ/PIMCO Real Return	$888,724
EQ/PIMCO Ultra Short Bond	79,970
EQ/Wellington Energy	103,538
Multimanager Core Bond	597,484

The following Portfolios had a Return of Capital during the year ended December 31, 2023.

Portfolios:	Return of Capital
1290 VT Multi-Alternative Strategies	$24,178
EQ/PIMCO Global Real Return	1,535,826

To the extent book and tax differences in shareholder distributions are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment. Permanent book and tax differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at December 31, 2024 as follows: reclassification of dividends received from fund of fund investments (EQ/All Asset Growth Allocation, EQ/Conservative Growth Strategy, EQ/Balanced Strategy, EQ/Moderate Growth Strategy, EQ/Growth Strategy, EQ/Aggressive Growth Strategy, EQ/Moderate Allocation, EQ/Moderate-Plus Allocation and EQ/Aggressive Allocation), reclassification of gains and losses from foreign currency transactions (EQ/Core Plus Bond, EQ/PIMCO Global Real Return and EQ/PIMCO Real Return), reclassification of gains from investment in passive foreign investment companies (1290 VT Micro Cap and EQ/Capital Group Research), partnership basis adjustments (1290 VT Multi-Alternative Strategies) and net operating losses (EQ/MFS Mid Cap Focused Growth).

Portfolios:	Undistributed Net Investment Income (Loss) (a)	Accumulated Net Realized Gain (Loss) (a)	Paid In Capital
EQ/All Asset Growth Allocation	$3,555,907	$(3,555,907)	$—
EQ/Ultra Conservative Strategy	4,243,570	(4,243,570)	—
EQ/Conservative Strategy	2,317,193	(2,317,193)	—
EQ/Conservative Growth Strategy	5,817,253	(5,817,253)	—
EQ/Balanced Strategy	18,539,483	(18,539,483)	—
EQ/Moderate Growth Strategy	34,694,943	(34,694,943)	—
EQ/Growth Strategy	32,841,883	(32,841,883)	—
EQ/Aggressive Growth Strategy	41,595,747	(42,217,543)	621,796
EQ/Conservative Allocation	1,584,813	(1,584,813)	—
EQ/Conservative-Plus Allocation	3,545,842	(3,545,842)	—
EQ/Moderate Allocation	28,566,190	(28,566,190)	—
EQ/Moderate-Plus Allocation	51,469,761	(51,469,761)	—
EQ/Aggressive Allocation	30,632,650	(30,632,650)	—
Equitable Conservative Growth MF/ETF	6,911	(6,911)	—
Equitable Moderate Growth MF/ETF	557	(557)	—
Equitable Growth MF/ETF	798	(798)	—
Target 2015 Allocation	23,248	(23,248)	—
Target 2025 Allocation	185,125	(185,125)	—
Target 2035 Allocation	353,178	(353,178)	—
Target 2045 Allocation	375,788	(375,788)	—
Target 2055 Allocation	274,733	(274,733)	—
1290 VT Moderate Growth Allocation	—	—	—
1290 VT Multi-Alternative Strategies	22,472	(46,650)	24,178
1290 VT Convertible Securities	158,321	(158,308)	(13)
1290 VT DoubleLine Opportunistic Bond	458,977	(458,977)	—
1290 VT Equity Income	118,696	(118,696)	—
1290 VT GAMCO Mergers & Acquisitions	108,100	(108,100)	—
1290 VT GAMCO Small Company Value	729,681	(729,681)	—
1290 VT High Yield Bond	218,074	(218,074)	—

1331

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Portfolios:	Undistributed Net Investment Income (Loss) (a)	Accumulated Net Realized Gain (Loss) (a)	Paid In Capital
1290 VT Micro Cap	$1,089,416	$(1,037,206)	$(52,210)
1290 VT Natural Resources	2,198	(2,198)	—
1290 VT Real Estate	66,291	(66,291)	—
1290 VT Small Cap Value	711,796	(711,796)	—
1290 VT SmartBeta Equity ESG	1,030,580	(1,030,580)	—
1290 VT Socially Responsible	17,535	(17,535)	—
ATM Large Cap Managed Volatility	332,804	(344,005)	11,201
ATM Mid Cap Managed Volatility	100,514	(100,514)	—
ATM Small Cap Managed Volatility	964,772	(964,772)	—
ATM International Managed Volatility	3,375,362	(4,719,314)	1,343,952
EQ/500 Managed Volatility	1,074,459	(1,123,510)	49,051
EQ/400 Managed Volatility	268,975	(268,975)	—
EQ/2000 Managed Volatility	3,115,343	(3,115,343)	—
EQ/International Managed Volatility	1,760,115	(3,837,548)	2,077,433
EQ/AB Dynamic Aggressive Growth	2,158,329	(2,159,873)	1,544
EQ/AB Dynamic Growth	3,001,824	(3,002,530)	706
EQ/AB Dynamic Moderate Growth	4,920,333	(4,923,915)	3,582
EQ/AB Short Duration Government Bond	1,229,812	(1,229,812)	—
EQ/AB Small Cap Growth	303,054	(303,054)	—
EQ/AB Sustainable U.S. Thematic	(453)	453	—
EQ/American Century Mid Cap Value	1,239,105	(1,239,105)	—
EQ/American Century Moderate Growth Allocation	(2,067)	2,067	—
EQ/Capital Group Research	3,482,779	(3,487,442)	4,663
EQ/ClearBridge Large Cap Growth ESG	1,364,885	(1,364,885)	—
EQ/ClearBridge Select Equity Managed Volatility	(324)	444	(120)
EQ/Common Stock Index	889,286	(931,928)	42,642
EQ/Core Bond Index	57,863	(57,863)	—
EQ/Core Plus Bond	6,126,346	(6,126,346)	—
EQ/Emerging Markets Equity PLUS	14,346	(14,346)	—
EQ/Equity 500 Index	1,114,014	(1,184,556)	70,542
EQ/Fidelity Institutional AM® Large Cap	199,440	(199,440)	—
EQ/Franklin Moderate Allocation	(101)	106	(5)
EQ/Franklin Rising Dividends	31	(31)	—
EQ/Franklin Small Cap Value Managed Volatility	95,376	(95,376)	—
EQ/Global Equity Managed Volatility	(1,794,885)	1,792,004	2,881
EQ/Goldman Sachs Growth Allocation	(31,453)	31,453	—
EQ/Goldman Sachs Mid Cap Value	71,995	(2,255)	(69,740)
EQ/Goldman Sachs Moderate Growth Allocation	(127,330)	127,330	—
EQ/Intermediate Corporate Bond	8,235	(8,235)	—
EQ/Intermediate Government Bond	18,259	(18,259)	—
EQ/International Core Managed Volatility	1,940,979	(1,940,979)	—
EQ/International Equity Index	538,638	(538,638)	—
EQ/International Value Managed Volatility	2,193,361	(2,193,361)	—
EQ/Invesco Comstock	367,909	(367,909)	—
EQ/Invesco Global	996,834	274,338	(1,271,172)
EQ/Invesco Global Real Assets	100,538	(87,209)	(13,329)
EQ/Invesco Moderate Allocation	(1,536)	1,330	206
EQ/Invesco Moderate Growth Allocation	16,583	(16,583)	—
EQ/Janus Enterprise	820,498	(820,498)	—
EQ/JPMorgan Growth Allocation	699,678	(699,678)	—
EQ/JPMorgan Growth Stock	6,706,717	(6,702,759)	(3,958)

1332

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Portfolios:	Undistributed Net Investment Income (Loss) (a)	Accumulated Net Realized Gain (Loss) (a)	Paid In Capital
EQ/JPMorgan Value Opportunities	$77,640	$(210,899)	$133,259
EQ/Large Cap Core Managed Volatility	1,702,615	(1,709,187)	6,572
EQ/Large Cap Growth Index	258,625	(258,625)	—
EQ/Large Cap Growth Managed Volatility	544,974	(544,974)	—
EQ/Large Cap Value Index	178,513	(188,537)	10,024
EQ/Large Cap Value Managed Volatility	916,096	(940,685)	24,589
EQ/Lazard Emerging Markets Equity	362,801	(362,801)	—
EQ/Long-Term Bond	81,958	(81,958)	—
EQ/Loomis Sayles Growth	3,414,546	(1,976,733)	(1,437,813)
EQ/MFS International Growth	(249,176)	249,176	—
EQ/MFS International Intrinsic Value	910,084	(910,084)	—
EQ/MFS Mid Cap Focused Growth	3,125,071	(8,032)	(3,117,039)
EQ/MFS Technology	3,928,422	(3,909,717)	(18,705)
EQ/MFS Utilities Series	(796,345)	796,345	—
EQ/Mid Cap Index	855,591	(855,591)	—
EQ/Mid Cap Value Managed Volatility	714,358	(742,019)	27,661
EQ/Money Market	—	—	—
EQ/Morgan Stanley Small Cap Growth	111,337	(111,337)	—
EQ/PIMCO Global Real Return	2,612,185	(2,612,185)	—
EQ/PIMCO Real Return	425,699	(425,699)	—
EQ/PIMCO Total Return ESG	748,710	(748,710)	—
EQ/PIMCO Ultra Short Bond	526,826	(526,826)	—
EQ/Quality Bond PLUS	71,910	(71,910)	—
EQ/Small Company Index	1,521,157	(1,521,157)	—
EQ/T. Rowe Price Health Sciences	818,081	(818,148)	67
EQ/Value Equity	1,368,593	(853,524)	(515,069)
EQ/Wellington Energy	(13,602)	13,602	—
Multimanager Aggressive Equity	302,078	(302,078)	—
Multimanager Core Bond	262,306	(262,306)	—
Multimanager Technology	7,871,856	(7,871,856)	—

Net capital and net specified gains/losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the year ended December 31, 2024, the following Portfolios deferred to January 1, 2025 post-October losses of:

Portfolios:	Specified Loss	Short-Term Capital Loss (gain)	Long-Term Capital Loss (gain)
Equitable Moderate Growth MF/ETF	$—	$5,277	$—
Equitable Growth MF/ETF	—	10,763	—
1290 VT Multi-Alternative Strategies	—	—	2,429
1290 VT Convertible Securities	—	(48,418)	195,618
1290 VT DoubleLine Opportunistic Bond	—	—	2,269,468
1290 VT Micro Cap	14,004	—	—
1290 VT Natural Resources	7,354	11,390	43,543
1290 VT Real Estate	43,857	(7,677)	142,838
ATM International Managed Volatility	714,765	—	—
EQ/International Managed Volatility	1,332,958	—	1,195,996
EQ/AB Dynamic Aggressive Growth	417,816	17,279	—
EQ/AB Dynamic Growth	—	925,102	—
EQ/AB Short Duration Government Bond	—	—	843,385
EQ/AB Small Cap Growth	—	517,147	—

1333

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Portfolios:	Specified Loss	Short-Term Capital Loss (gain)	Long-Term Capital Loss (gain)
EQ/American Century Moderate Growth Allocation	$—	$39,371	$10,517
EQ/Core Bond Index	—	(82,048)	4,893,061
EQ/Core Plus Bond	—	2,509,941	1,506,687
EQ/Emerging Markets Equity PLUS	103,937	58,564	152,204
EQ/Fidelity Institutional AM® Large Cap	—	362,796	—
EQ/Franklin Moderate Allocation	—	(16,953)	631,072
EQ/Franklin Small Cap Value Managed Volatility	—	675,143	—
EQ/Global Equity Managed Volatility	995,736	—	—
EQ/Intermediate Corporate Bond	—	479,552	—
EQ/Intermediate Government Bond	—	(37,596)	5,167,785
EQ/International Core Managed Volatility	694,691	—	—
EQ/International Equity Index	—	73,818	—
EQ/Invesco Global	—	59,905	—
EQ/Invesco Global Real Assets	80,413	(221,450)	513,764
EQ/Invesco Moderate Allocation	—	583,541	1,467,190
EQ/Invesco Moderate Growth Allocation	—	863,005	1,300,881
EQ/Janus Enterprise	1,302	—	—
EQ/JPMorgan Growth Allocation	125,829	—	—
EQ/Lazard Emerging Markets Equity	985,325	—	—
EQ/Long-Term Bond	—	2,442,791	36,571,784
EQ/MFS International Intrinsic Value	90,580	—	—
EQ/MFS Technology	5,163	—	—
EQ/PIMCO Global Real Return	—	350,634	—
EQ/PIMCO Real Return	—	—	592,896
EQ/PIMCO Total Return ESG	—	1,956,053	214,800
EQ/Quality Bond PLUS	—	3,371,331	(3,300,532)
EQ/T. Rowe Price Health Sciences	—	509,716	—
EQ/Wellington Energy	9,996	—	—

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolio:	INR (as of March 31, 2024)	Converted to USD (as of December 31, 2024)
EQ/Emerging Markets Equity PLUS	14,100,697	$164,703
EQ/Fidelity Institutional AM® Large Cap	19,975,334	233,322

The following Portfolios utilized net capital loss carryforwards during 2024 and/or have losses incurred that will be carried forward indefinitely as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/Conservative Strategy	$453,478	$2,447,876	$—	$—
Equitable Conservative Growth MF/ETF	364,400	—	—	—
Equitable Moderate Growth MF/ETF	281,158	—	—	—
Equitable Growth MF/ETF	250,755	75,854	—	—
1290 VT Multi-Alternative Strategies	—	39,164	62,263	576,219
1290 VT Convertible Securities	179,819	—	—	3,194,161
1290 VT DoubleLine Opportunistic Bond	3,395,522	—	27,515,327	36,627,393
1290 VT High Yield Bond	388,847	—	2,430,201	20,554,559
1290 VT Micro Cap	17,349,404	—	7,536,516	—

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	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
1290 VT Natural Resources	$—	$—	$564,988	$3,785,967
1290 VT Real Estate	—	—	—	430,011
ATM International Managed Volatility	8,871,015	273,429	—	—
EQ/International Managed Volatility	2,018,554	980,426	—	—
EQ/AB Dynamic Growth	6,070,982	2,106,731	—	—
EQ/AB Short Duration Government Bond	856,581	—	1,978,586	9,663,741
EQ/AB Sustainable U.S. Thematic	372,053	—	1,312	409,934
EQ/American Century Moderate Growth Allocation	149,459	—	—	—
EQ/ClearBridge Select Equity Managed Volatility	7,569,201	25,286,700	21,269,550	—
EQ/Core Bond Index	—	—	12,101,130	118,928,162
EQ/Core Plus Bond	5,375,902	—	40,638,291	55,736,531
EQ/Emerging Markets Equity PLUS	35,747	—	654,767	2,351,149
EQ/Franklin Moderate Allocation	115,446	—	7,966,581	7,773,422
EQ/Goldman Sachs Moderate Growth Allocation	34,427,329	—	20,499,344	—
EQ/Intermediate Government Bond	—	—	31,979,436	250,114,721
EQ/International Equity Index	209,305	7,420,113	409,897	36,182,200
EQ/Invesco Moderate Allocation	4,184,024	3,234,183	—	—
EQ/Invesco Moderate Growth Allocation	68,448	3,725,454	—	1,163,450
EQ/JPMorgan Growth Allocation	—	28,726	—	—
EQ/Long-Term Bond	3,387,014	—	182,019,922	341,645,977
EQ/Morgan Stanley Small Cap Growth	36,432,082	33,707,837	40,115,490	33,511,931
EQ/PIMCO Global Real Return	—	505,475	—	972,616
EQ/PIMCO Total Return ESG	924,306	—	2,413,830	12,219,680
EQ/PIMCO Ultra Short Bond	261,116	2,430,514	—	3,726,064
EQ/Quality Bond PLUS	4,076,751	—	22,826,449	82,530,215
EQ/Value Equity	—	2,084,987	—	—
EQ/Wellington Energy	1,667,857	10,971,007	21,957,382	12,496,774
Multimanager Core Bond	8,406,328	—	19,883,514	53,698,561

A portion of EQ/Core Plus Bond Portfolio’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

Short Sales:

A “short sale” is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Portfolio. Until the security is replaced, a Portfolio is required to prepay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The net proceeds of a short sale will be retained by the Sub-Adviser (or by the Portfolio’s custodian), to the extent necessary to meet margin requirements, until the short position is closed out. A Portfolio will incur transaction costs in effecting short sales. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short. Liabilities for securities sold short are reported at value on the Statement of Assets and Liabilities.

A Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the

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premium, dividends, interest or expenses a Portfolio may be required to pay in connection with a short sale, which are presented in the Statement of Operations of the Portfolio. There can be no assurance that a Portfolio will be able to close out a short position at any particular time or an acceptable price.

Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolios’ derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

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Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value or fair value, as applicable. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

During the year ended December 31, 2024, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, on forward foreign currency contracts and change in unrealized appreciation or depreciation, if any, on forward foreign currency contacts. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency contracts in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value or fair value, as applicable, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in

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valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over- the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” is intended to ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s senior security and borrowing restrictions.

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An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market- based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

A Portfolio may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

Forward Settling Transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios will designate the segregation, on their records, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transactions may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Portfolio maintains an entitlement to the security to be sold.

Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/ PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the year ended December 31, 2024. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed upon repurchase price.

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This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

The EQ/PIMCO Real Return Portfolio regularly enters into quarterly purchase and sale transactions where the purchase transactions occur on a forward settling basis, with the trade date preceding the fiscal quarter-end, and the settlement date occurring shortly after the fiscal quarter-end. These forward settling securities transactions are expected to physically settle within 35 days of the trade date. Because the purchase transactions occur on a forward settling basis, the Portfolio’s assets will be temporarily increased when these purchases are effected and before the settlement date. The payable amount for these forward settling transactions as of the end of the fiscal period is shown in the Portfolio’s Statement of Assets and Liabilities under “Liabilities—Payable for Securities Purchased.” The transactions are entered into on a regular basis to allow the Portfolio to meet certain asset diversification rules that apply to insurance-dedicated funds under the Internal Revenue Code and to do so in a manner that is consistent with the Portfolio’s investment program.

Master Netting Arrangements and Collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker

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in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

Cash and Statement of Cash Flows:

In accordance with U.S. GAAP, the Portfolios consider cash which is not readily investable or available for withdrawal, such as initial margin pledged for derivatives, to be restricted cash for the purposes of reporting in the Statement of Cash Flows.

Due to the volume of sale-buyback transactions during the year ended December 31, 2024, the EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio are presenting a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Repurchase Agreements:

During the year ended December 31, 2024, the EQ/Money Market Portfolio entered into repurchase agreements through an account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

Securities Lending:

During the year ended December 31, 2024, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at any time.

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver collateral consisting of cash or U.S. Government securities, equal to at least 102% of the value of the portfolio securities loaned with respect to each new loan of U.S. securities, and equal to at least 105% of the value of the portfolio securities loaned with respect to each new loan of non-U.S. securities; and, for loans of U.S. Treasury securities, collateral equal to the lesser of 102% of the loaned securities’ current market value or 100% of the loaned securities’ par value; (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is permitted to be invested in

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December 31, 2024

short-term, highly liquid investments, such as government money market funds and repurchase agreements, and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. The Trust currently limits reinvestment of cash collateral under the program to investment in government money market funds. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Portfolios receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in government money market funds or repurchase agreements as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. The Portfolios do not have the right to vote on securities while they are on loan. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a percentage of the total earnings of a Portfolio derived from the lending of the Portfolio’s securities.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and JPMorgan.

At December 31, 2024, the Securities Lending Agreement does not permit a Portfolio to enforce a netting arrangement.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, forward settling transactions, equity, and credit risks.

The market values of a Portfolio’s investments may decline due to factors that are specifically related to a particular company or issuer, such as poor management decisions, reduced demand for the issuer’s goods or services, and competitive pressures, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions or adverse investor sentiment generally. The market values of a Portfolio’s investments may also decline due to factors that affect a particular sector or industry, such as the imposition (or threat) of tariffs; labor shortages or increased production costs and competitive conditions within the sector or industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when securities markets perform well, there is no assurance that the investments held

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by a Portfolio will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental, natural or man-made disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, supply chain disruptions, widespread and prolonged power outages, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within nations that are global economic powers or major producers of oil or other commodities, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Impacts from climate change may include significant risks to global financial assets and economic growth. Furthermore, impacts from the rapidly growing use of artificial intelligence technologies, including by market participants, may include significant risks to global financial markets.

Changes in government or central bank policies, changes to regulations involving the securities markets, and political, diplomatic and other events within the United States and abroad may affect investor and consumer confidence and may increase uncertainty in or impair the operation of the U.S. or other security markets, perhaps suddenly and to a significant degree. High public debt and deficits in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and may negatively affect economic conditions and the values of markets, sectors, or companies in which a Portfolio invests.

Changes in interest rates may affect the yield, liquidity and value of investments in debt securities or other income-producing securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of a Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of a Portfolio’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of a Portfolio’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to a Portfolio. It is difficult to predict accurately the timing, frequency, magnitude or direction of interest rate changes, and the evaluation of macro-economic and other conditions or events could cause a change in approach in the future. Fixed-income and related markets may continue to experience heightened levels of interest rate volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Portfolio’s investments may not keep pace with inflation, and the value of an investment in a Portfolio may be eroded over time by inflation. Changes in government or central bank policies could negatively affect the value and liquidity of a Portfolio’s investments and cause it to lose money.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems,

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regulatory regimes and market practices, as well as changes in international trading patterns, also may adversely impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.

Tensions, wars, or other open conflicts between nations, such as between Russia and Ukraine, in the Middle East, and in eastern Asia, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities or military actions and the repercussions of such actions are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. The resulting adverse market conditions could be prolonged. These and any related events could significantly impact a Portfolio’s performance and the value of an investment in a Portfolio, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transactions may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Portfolio will be exposed to credit risk with respect to the parties with whom it trades and will also bear the risk of settlement default. A Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating a Portfolio’s NAV.

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A Portfolio that invests in affiliated mutual funds, unaffiliated mutual funds and ETFs indirectly pays a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolio may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolio also is subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying funds or ETFs to meet their investment objectives. With respect to a Portfolio’s investments in index-based ETFs, there is also the risk that an ETF’s performance may not match that of the index it seeks to track. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with a Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Segment Reporting:

In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), EIM’s Chief Operating Officer, who serves as the chief operating decision maker (“CODM”) with respect to each Portfolio, has determined that each Portfolio has a single operating segment. The CODM’s decision is based on the fact that each Portfolio has a single investment strategy that is disclosed in the Portfolio’s prospectus; each Portfolio’s performance is assessed, and resources are allocated, at the Portfolio level; and each Portfolio’s operating results are reviewed for the Portfolio as a whole. For each Portfolio, the financial information reviewed by the CODM is consistent with the Portfolio’s Financial Statements included herein.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment advisory agreement (the “Advisory Agreement”) with EIM which provides that the Adviser is responsible for (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of the investment program for each Portfolio; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Portfolio; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to the investment objectives and policies of a Portfolio; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. The Advisory Agreement also permits the Adviser, subject to the direction and control of the Board, to delegate any of its duties with respect to one or more Portfolios to a Sub-Adviser. Under the Advisory Agreement, the Adviser has, with respect to each sub-advised Portfolio, (i) overall supervisory responsibility for the general management and investment of a Portfolio’s assets; (ii) full discretion to select new or additional Sub-Advisers for a Portfolio; (iii) full discretion to enter into and materially modify existing sub-advisory agreements (“Sub-Advisory Agreements”) with Sub-Advisers; and (iv) full

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discretion to terminate and replace any Sub-Adviser. In connection with the Adviser’s responsibilities under the Advisory Agreement, the Adviser will oversee the performance of delegated functions by each Sub-Adviser, assess each Portfolio’s investment focus, and furnish the Board with periodic reports concerning the performance of delegated responsibilities by the Sub-Adviser.

For its services under the Advisory Agreement, the Adviser is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
EQ/All Asset Growth Allocation	0.100% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT DoubleLine Opportunistic Bond	0.600%	0.575%	0.550%	0.530%	0.520%
1290 VT Equity Income	0.750	0.700	0.675	0.650	0.625
1290 VT GAMCO Mergers & Acquisitions	0.900	0.850	0.825	0.800	0.775
1290 VT GAMCO Small Company Value	0.750	0.700	0.675	0.650	0.625
1290 VT High Yield Bond	0.600	0.580	0.560	0.540	0.530
1290 VT Micro Cap	0.850	0.800	0.775	0.750	0.725
1290 VT Moderate Growth Allocation	0.700	0.650	0.625	0.600	0.575
1290 VT Small Cap Value	0.800	0.750	0.725	0.700	0.675
1290 VT SmartBeta Equity ESG	0.700	0.650	0.625	0.600	0.575
EQ/AB Dynamic Aggressive Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Sustainable U.S. Thematic	0.650	0.600	0.575	0.550	0.525
EQ/AB Short Duration Government Bond	0.450	0.430	0.410	0.390	0.380
EQ/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
EQ/American Century Mid Cap Value	0.900	0.850	0.825	0.800	0.775
EQ/American Century Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Capital Group Research	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Large Cap Growth ESG	0.650	0.600	0.575	0.550	0.525
EQ/Core Plus Bond	0.600	0.580	0.560	0.540	0.530
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
EQ/Fidelity Institutional AM® Large Cap	0.540	0.500	0.475	0.450	0.425
EQ/Franklin Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Rising Dividends	0.600	0.550	0.510	0.490	0.475
EQ/Goldman Sachs Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Goldman Sachs Mid Cap Value	0.770	0.750	0.725	0.680	0.670
EQ/Goldman Sachs Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525
EQ/Invesco Global	0.850	0.800	0.775	0.750	0.725
EQ/Invesco Global Real Assets	0.735	0.700	0.675	0.650	0.625
EQ/Invesco Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Janus Enterprise	0.700	0.650	0.625	0.600	0.575
EQ/JPMorgan Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/JPMorgan Growth Stock	0.750	0.700	0.675	0.650	0.625
EQ/JPMorgan Value Opportunities	0.600	0.550	0.525	0.500	0.475

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December 31, 2024

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Lazard Emerging Markets Equity	1.000%	0.950%	0.925%	0.900%	0.875%
EQ/Loomis Sayles Growth	0.750	0.700	0.675	0.650	0.625
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS International Intrinsic Value	0.860	0.820	0.700	0.700	0.700
EQ/MFS Mid Cap Focused Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS Technology	0.750	0.700	0.675	0.650	0.625
EQ/MFS Utilities Series	0.730	0.700	0.670	0.650	0.625
EQ/Money Market	0.350	0.325	0.280	0.270	0.250
EQ/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520
EQ/PIMCO Real Return	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Total Return ESG	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Ultra Short Bond	0.500	0.475	0.450	0.430	0.420
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330
EQ/T. Rowe Price Health Sciences	0.950	0.900	0.875	0.850	0.825
EQ/Value Equity	0.560	0.540	0.520	0.500	0.475
EQ/Wellington Energy	0.850	0.800	0.775	0.750	0.725
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Next $2.5 Billion	Thereafter
EQ/ClearBridge Select Equity Managed Volatility	0.700%	0.665%	0.635%	0.610%	0.560%	0.540%
EQ/Franklin Small Cap Value Managed Volatility	0.700	0.665	0.635	0.610	0.560	0.540
EQ/Global Equity Managed Volatility	0.740	0.720	0.690	0.665	0.615	0.590
EQ/International Core Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/International Value Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/Large Cap Core Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Growth Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Value Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Mid Cap Value Managed Volatility	0.550	0.525	0.500	0.475	0.425	0.400

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Next $3 Billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%	0.325%
ATM Large Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Mid Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Small Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325

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	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Next $3 Billion	Thereafter
EQ/500 Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%	0.325%
EQ/400 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/2000 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/lnternational Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Aggressive Allocation	0.100%	0.0925%	0.0900%	0.0875%	0.0825%	0.0800%
EQ/Aggressive Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Balanced Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative-Plus Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate-Plus Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Ultra Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Multi-Alternative Strategies	0.500%	0.450%	0.425%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 VT Convertible Securities	0.500%	0.450%	0.425%	0.400%
1290 VT Natural Resources	0.500	0.450	0.425	0.400
1290 VT Real Estate	0.500	0.450	0.425	0.400
1290 VT Socially Responsible	0.500	0.450	0.425	0.400
EQ/Common Stock Index	0.350	0.300	0.275	0.250
EQ/Core Bond Index	0.350	0.300	0.275	0.250
EQ/Equity 500 Index	0.250	0.200	0.175	0.150
EQ/Intermediate Corporate Bond	0.350	0.300	0.275	0.250
EQ/Intermediate Government Bond	0.350	0.300	0.275	0.250
EQ/International Equity Index	0.400	0.350	0.325	0.300
EQ/Large Cap Growth Index	0.350	0.300	0.275	0.250
EQ/Large Cap Value Index	0.350	0.300	0.275	0.250
EQ/Long-Term Bond	0.350	0.300	0.275	0.250
EQ/Mid Cap Index	0.350	0.300	0.275	0.250
EQ/Small Company Index	0.250	0.200	0.175	0.150

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
Equitable Conservative Growth MF/ETF	0.1500%	0.1425%	0.1400%	0.1375%	0.1350%
Equitable Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350
Equitable Moderate Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

On behalf of the Trust, the Adviser has entered into Sub-Advisory Agreements with each of the Sub-Advisers with respect to the Trust’s Portfolios (except the EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, ETF Portfolios, EQ Allocation Portfolios, Target Allocation Portfolios, and Strategic Allocation Series Portfolios). Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the Sub-Advisers’ fees.

Indemnification of Trustees and Officers:

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Compensation of Officers:

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the year ended December 31, 2024, the two trusts in the fund complex reimbursed EIM for $290,000 of the Chief Compliance Officer’s compensation, including $287,681 reimbursed by the Trust.

In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), EIM’s Chief Operating Officer, who serves as the chief operating decision maker (“CODM”) with respect to each Portfolio, has determined that each Portfolio has a single operating segment. The CODM’s decision is based on the fact that each Portfolio has a single investment strategy that is disclosed in the Portfolio’s prospectus; each Portfolio’s performance is assessed, and resources are allocated, at the Portfolio level; and each Portfolio’s operating results are reviewed for the Portfolio as a whole. For each Portfolio, the financial information reviewed by the CODM is consistent with the Portfolio’s Financial Statements included herein.

Note 3	Administrative Fees

Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM, serves as Administrator to the Trust. The Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator has access to the office space, equipment, personnel and facilities required to provide such services to the Trust. The Administrator may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays the Administrator monthly fees, as follows:

Each of the 1290 VT Moderate Growth Allocation Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/ Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/JPMorgan Growth Allocation Portfolio, EQ/Franklin Moderate Allocation Portfolio, the Tactical Portfolios, the Multiadviser Portfolios, EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, the Strategic Allocation Series Portfolios, the EQ Allocation Portfolios, the Target Allocation Portfolios, and EQ/Core Plus Bond Portfolio pays a proportionate share of an asset- based administration fee based on the aggregate average daily net assets of the above mentioned Portfolios (“Administration Group 1”), as follows:

0.140% on the first $60 billion

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

0.110% on the next $20 billion

0.0875% on the next $20 billion

0.0775% on the next $20 billion

0.0750% on the next $20 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 1 is subject to a minimum annual fee of $32,500.

Each of the other Portfolios (“Administration Group 2”) pays a proportionate share of an asset-based administration fee based on the aggregate average daily net assets of Administration Group 2 as follows:

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0775% on the next $10 billion

0.0750% on the next $30 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 2 is subject to a minimum annual fee of $30,000.

Pursuant to a sub-administration arrangement with the Administrator and EIM, the Sub-Administrator assists the Administrator in providing the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of the Administrator. The Administrator pays the Sub-Administrator a fee for these services.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolio. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. As of December 31, 2024, certain of the Portfolios maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

1350

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Note 6	Expense Limitation

EIM and the Administrator have contractually agreed to limit the expenses of certain Portfolios (exclusive of certain items noted below) through April 30, 2026 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, EIM has agreed to waive its and its affiliates’ management, administrative and other fees and, if necessary, make payments to a Portfolio to limit the expenses of each Portfolio listed below so that the total annual operating expenses of each Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses (except as noted in the table below), and extraordinary expenses not incurred in the ordinary course of such Portfolio’s business) do not exceed the following annual rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/All Asset Growth Allocation	N/A	#	1.25	%*	1.00	%*
EQ/Ultra Conservative Strategy	N/A		0.95	*	N/A
EQ/Conservative Strategy	N/A		0.95	*	N/A
EQ/Conservative Growth Strategy	N/A		1.00	*	N/A
EQ/Balanced Strategy	N/A		1.05	*	N/A
EQ/Moderate Growth Strategy	N/A		1.10	*	N/A
EQ/Growth Strategy	N/A	#	1.10	*	N/A
EQ/Aggressive Growth Strategy	N/A		1.15	*	N/A
EQ/Conservative Allocation	N/A	#	1.00	*	0.75	*
EQ/Conservative-Plus Allocation	N/A	#	1.10	*	0.85	*
EQ/Moderate Allocation	1.15	*	1.15	*	0.90	*
EQ/Moderate-Plus Allocation	N/A	#	1.20	*	0.95	*
EQ/Aggressive Allocation	N/A	#	1.25	*	1.00	*
Equitable Conservative Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Moderate Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Growth MF/ETF	N/A		1.15	*	0.90	*
Target 2015 Allocation	N/A		1.10	*	0.85	*
Target 2025 Allocation	N/A		1.10	*	0.85	*
Target 2035 Allocation	N/A		1.10	*	0.85	*
Target 2045 Allocation	N/A		1.10	*	0.85	*
Target 2055 Allocation	N/A		1.10	*	0.85	*
1290 VT Moderate Growth Allocation	N/A		1.10	*	N/A
1290 VT Multi-Alternative Strategies	N/A		1.10		0.85
1290 VT Convertible Securities	N/A		0.90		0.65
1290 VT DoubleLine Opportunistic Bond	N/A		0.90		0.65
1290 VT Equity Income	N/A	#	0.95		0.70
1290 VT GAMCO Mergers & Acquisitions	N/A	#	1.25		1.00
1290 VT GAMCO Small Company Value	N/A	#	1.07		0.82
1290 VT High Yield Bond	N/A		1.00		0.75
1290 VT Micro Cap	N/A		1.15		0.90
1290 VT Natural Resources	N/A		0.90	*	0.65	*
1290 VT Real Estate	N/A		0.90		0.65
1290 VT Small Cap Value	N/A		1.15		0.90
1290 VT SmartBeta Equity ESG	N/A		1.10		0.85
1290 VT Socially Responsible	N/A	#	1.15		0.90
ATM Large Cap Managed Volatility	N/A		N/A		0.60
ATM Mid Cap Managed Volatility	N/A		N/A		0.60
ATM Small Cap Managed Volatility	N/A		N/A		0.60
ATM International Managed Volatility	N/A		N/A		0.65
EQ/500 Managed Volatility	N/A		0.85		0.60
EQ/400 Managed Volatility	N/A		0.85		0.60
EQ/2000 Managed Volatility	N/A		0.85		0.60
EQ/International Managed Volatility	N/A		0.90		0.65
EQ/AB Dynamic Aggressive Growth	N/A		1.15	*	N/A
EQ/AB Dynamic Growth	N/A		1.15	*	N/A
EQ/AB Dynamic Moderate Growth	N/A		1.15	*	N/A

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/AB Short Duration Government Bond	0.77		0.77%		0.52%
EQ/AB Small Cap Growth	N/A	#	1.00		0.75
EQ/AB Sustainable U.S. Thematic	N/A		1.00		0.75
EQ/American Century Mid Cap Value	N/A		1.00	*	0.75	*
EQ/American Century Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Capital Group Research	N/A	#	0.97		0.72
EQ/ClearBridge Large Cap Growth ESG	N/A	#	1.00		0.75
EQ/ClearBridge Select Equity Managed Volatility	N/A	#	1.05		0.80
EQ/Common Stock Index	0.67		0.67		0.42
EQ/Core Bond Index	N/A	#	0.64		0.39
EQ/Core Plus Bond	0.93	*	0.93	*	0.68	*
EQ/Emerging Markets Equity PLUS	N/A		1.20		0.95
EQ/Equity 500 Index	0.54		0.54		0.29
EQ/Fidelity Institutional AM® Large Cap	N/A		0.87	*	0.62	*
EQ/Franklin Moderate Allocation	N/A		1.15	*	N/A
EQ/Franklin Rising Dividends	N/A		0.87	*	0.62	*
EQ/Franklin Small Cap Value Managed Volatility	N/A	#	1.05		0.80
EQ/Global Equity Managed Volatility	N/A	#	1.10		0.85
EQ/Goldman Sachs Growth Allocation	N/A		1.15	*	N/A
EQ/Goldman Sachs Mid Cap Value	N/A		1.09	*	0.84	*
EQ/Goldman Sachs Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Intermediate Corporate Bond	N/A		0.65		0.40
EQ/Intermediate Government Bond	0.64		0.64		0.39
EQ/International Core Managed Volatility	N/A	#	1.05		0.80
EQ/International Equity Index	0.72	*	0.72	*	0.47	*
EQ/International Value Managed Volatility	N/A	#	1.05		0.80
EQ/Invesco Comstock	N/A	#	1.00		0.75
EQ/Invesco Global	N/A	#	1.10		0.85
EQ/Invesco Global Real Assets	N/A		1.20	*	0.95	*
EQ/Invesco Moderate Allocation	N/A		1.15	*	N/A
EQ/Invesco Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Janus Enterprise	N/A	#	1.05		0.80
EQ/JPMorgan Growth Allocation	N/A		1.15	*	N/A
EQ/JPMorgan Growth Stock	N/A	#	0.96		0.71
EQ/JPMorgan Value Opportunities	N/A	#	1.00		0.75
EQ/Large Cap Core Managed Volatility	N/A	#	0.90		0.65
EQ/Large Cap Growth Index	N/A	#	0.73		0.48
EQ/Large Cap Growth Managed Volatility	N/A	#	0.90		0.65
EQ/Large Cap Value Index	N/A	#	0.75		0.50
EQ/Large Cap Value Managed Volatility	N/A	#	0.90		0.65
EQ/Lazard Emerging Markets Equity	N/A		1.35	*	1.10	*
EQ/Long-Term Bond	N/A		0.65		0.40
EQ/Loomis Sayles Growth	N/A	#	1.05		0.80
EQ/MFS International Growth	N/A	#	1.10		0.85
EQ/MFS International Intrinsic Value	N/A		1.15	*	0.90	*
EQ/MFS Mid Cap Focused Growth	N/A		1.10	*	0.85	*
EQ/MFS Technology	N/A		1.14	*	0.89	*
EQ/MFS Utilities Series	N/A		1.05	*	0.80	*
EQ/Mid Cap Index	N/A	#	0.65		0.40
EQ/Mid Cap Value Managed Volatility	N/A	#	1.00		0.75
EQ/Morgan Stanley Small Cap Growth	N/A		1.15		0.90
EQ/PIMCO Global Real Return	N/A		0.85		0.60
EQ/PIMCO Real Return	N/A		0.75	*	0.50	*
EQ/PIMCO Total Return ESG	N/A		0.75	*	0.50	*
EQ/PIMCO Ultra Short Bond	N/A	#	0.79		0.54
EQ/Quality Bond PLUS	0.85		0.85		0.60

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/Small Company Index	N/A	#	0.64%		0.39%
EQ/T. Rowe Price Health Sciences	N/A		1.20	*	0.95	*
EQ/Value Equity	N/A	#	0.95		0.70
EQ/Wellington Energy	N/A		1.19	*	0.94	*
Multimanager Aggressive Equity	1.00		1.00		0.75
Multimanager Core Bond	N/A	#	0.85		0.60
Multimanager Technology	N/A	#	1.18		0.93

#	See Note 1. The expense waiver in effect through the Combination effective date of June 21, 2024 was the rate disclosed for Class IB for each respective portfolio, as applicable.
*	For purposes of calculating the maximum annual operating expense limit, acquired fund fees and expenses are included in annual operating expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

Each Portfolio may at a later date reimburse to EIM the amount of any such waivers or payments provided that the waivers or payments are reimbursed within three years of the waivers or payments being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement will be based on the earliest fees waived or payments made by EIM.

Reimbursements during the period are presented as Recoupment Fees in the Statement of Operations. During the year ended December 31, 2024, the following Portfolios incurred Recoupment Fees and as of December 31, 2024, no commitment or contingent liability is expected:

Portfolios:	Recoupment Fees
EQ/Conservative-Plus Allocation	$86,078
Target 2055 Allocation	24,699
1290 VT SmartBeta Equity ESG	1,053
EQ/Common Stock Index	65,593
EQ/Janus Enterprise	24,157
EQ/Large Cap Growth Index	6,003
EQ/Small Company Index	6,786

$214,369

At December 31, 2024, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2025	2026	2027	Total Eligible For Recoupment
EQ/Ultra Conservative Strategy	$—	$—	$54,712	$54,712
EQ/Conservative Strategy	3,136	—	5,237	8,373
EQ/Conservative Allocation	305,671	529,999	404,872	1,240,542
EQ/Conservative-Plus Allocation	—	23,766	—	23,766
Equitable Conservative Growth MF/ETF	43,047	44,445	29,588	117,080
Equitable Moderate Growth MF/ETF	154,534	107,927	94,032	356,493
Equitable Growth MF/ETF	152,733	107,980	91,043	351,756
Target 2015 Allocation	108,007	146,337	122,385	376,729
Target 2025 Allocation	7,829	63,508	18,851	90,188
Target 2055 Allocation	8,831	54,427	3,651	66,909
1290 VT Moderate Growth Allocation	101,711	128,511	175,986	406,208

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Portfolios:	2025	2026	2027	Total Eligible For Recoupment
1290 VT Multi-Alternative Strategies	$65,928	$83,038	$64,547	$213,513
1290 VT Convertible Securities	110,948	95,633	102,387	308,968
1290 VT DoubleLine Opportunistic Bond	499,110	497,837	505,305	1,502,252
1290 VT Equity Income	947,671	897,493	891,803	2,736,967
1290 VT GAMCO Mergers & Acquisitions	143,266	135,419	147,844	426,529
1290 VT High Yield Bond	134,713	157,785	176,603	469,101
1290 VT Micro Cap	310,864	301,809	362,688	975,361
1290 VT Natural Resources	134,340	147,444	204,065	485,849
1290 VT Real Estate	234,901	127,389	185,735	548,025
1290 VT Small Cap Value	312,901	534,046	366,917	1,213,864
1290 VT SmartBeta Equity ESG	48,869	54,093	10,952	113,914
ATM Mid Cap Managed Volatility	126,153	111,145	163,347	400,645
ATM Small Cap Managed Volatility	45,606	128,884	154,635	329,125
ATM International Managed Volatility	—	—	26,033	26,033
EQ/400 Managed Volatility	18,740	89,617	75,232	183,589
EQ/AB Dynamic Aggressive Growth	102,278	249,011	333,489	684,778
EQ/AB Dynamic Growth	78,596	190,011	185,364	453,971
EQ/AB Short Duration Government Bond	431,930	463,826	455,834	1,351,590
EQ/AB Sustainable U.S. Thematic	165,317	108,295	103,954	377,566
EQ/American Century Mid Cap Value	1,653,559	1,718,089	1,761,667	5,133,315
EQ/American Century Moderate Growth Allocation	113,487	169,431	206,311	489,229
EQ/Capital Group Research	287,319	311,520	250,141	848,980
EQ/ClearBridge Large Cap Growth ESG	122,994	126,637	125,534	375,165
EQ/ClearBridge Select Equity Managed Volatility	399,353	423,537	446,619	1,269,509
EQ/Common Stock Index	—	965,410	631,265	1,596,675
EQ/Core Bond Index	1,659,837	2,129,127	1,766,073	5,555,037
EQ/Core Plus Bond	650,219	1,168,418	856,817	2,675,454
EQ/Emerging Markets Equity PLUS	212,658	217,993	242,388	673,039
EQ/Equity 500 Index	1,337,997	2,295,005	1,277,479	4,910,481
EQ/Fidelity Institutional AM® Large Cap	347,520	411,720	382,489	1,141,729
EQ/Franklin Moderate Allocation	138,534	260,099	293,782	692,415
EQ/Franklin Rising Dividends	284,895	371,450	392,924	1,049,269
EQ/Franklin Small Cap Value Managed Volatility	323,305	311,448	334,166	968,919
EQ/Global Equity Managed Volatility	1,029,854	1,205,699	1,232,874	3,468,427
EQ/Goldman Sachs Growth Allocation	206,441	391,463	578,280	1,176,184
EQ/Goldman Sachs Mid Cap Value	129,099	148,722	148,848	426,669
EQ/Goldman Sachs Moderate Growth Allocation	178,804	512,358	541,308	1,232,470
EQ/Intermediate Corporate Bond	—	367,558	1,065,006	1,432,564
EQ/Intermediate Government Bond	1,416,126	2,105,296	1,563,109	5,084,531
EQ/International Equity Index	310,102	900,929	1,230,117	2,441,148
EQ/Invesco Comstock	116,615	132,555	126,431	375,601
EQ/Invesco Global	373,422	473,199	717,706	1,564,327
EQ/Invesco Moderate Allocation	168,429	317,021	326,904	812,354
EQ/Invesco Moderate Growth Allocation	131,490	284,914	373,599	790,003
EQ/JPMorgan Growth Allocation	256,707	570,374	801,481	1,628,562
EQ/JPMorgan Growth Stock	1,486,490	1,972,475	2,762,762	6,221,727
EQ/Lazard Emerging Markets Equity	403,119	516,557	577,668	1,497,344
EQ/Long-Term Bond	1,353,805	1,364,236	1,401,005	4,119,046
EQ/Loomis Sayles Growth	477,707	559,553	561,674	1,598,934
EQ/MFS International Growth	1,376,554	1,588,900	1,615,789	4,581,243
EQ/MFS International Intrinsic Value	816,231	930,535	913,376	2,660,142
EQ/MFS Mid Cap Focused Growth	501,413	558,830	646,860	1,707,103
EQ/MFS Utilities Series	212,569	231,540	218,070	662,179
EQ/Mid Cap Index	1,026,029	1,280,351	1,045,191	3,351,571
EQ/Morgan Stanley Small Cap Growth	359,774	351,688	350,387	1,061,849

1354

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Portfolios:	2025	2026	2027	Total Eligible For Recoupment
EQ/PIMCO Global Real Return	$278,279	$323,385	$302,936	$904,600
EQ/PIMCO Real Return	285,744	282,364	281,277	849,385
EQ/PIMCO Total Return ESG	547,077	520,250	520,632	1,587,959
EQ/PIMCO Ultra Short Bond	641,016	731,008	734,163	2,106,187
EQ/T. Rowe Price Health Sciences	316,937	309,399	318,576	944,912
EQ/Wellington Energy	126,124	161,925	157,066	445,115
Multimanager Core Bond	1,258,346	1,276,853	1,319,547	3,854,746
Multimanager Technology	2,130,081	2,299,166	2,000,549	6,429,796

During the year ended December 31, 2024, EIM and the Administrator voluntarily waived fees for certain Portfolios. These amounts are included in voluntary waiver from investment adviser on the Statement of Operations for each Portfolio and are not eligible for recoupment.

Note 7	Percentage of Ownership by Affiliates

The following table shows the percentage of ownership of the net assets of the Portfolios listed held by Equitable Financial at December 31, 2024:

Portfolios:	Percentage of Ownership
Equitable Moderate Growth MF/ETF	43%
Equitable Growth MF/ETF	39
1290 VT Multi-Alternative Strategies	63
1290 VT Convertible Securities	34
EQ/AB Sustainable U.S. Thematic	70

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of the Trust’s shares as of December 31, 2024. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

Shares of certain Portfolios may be held as underlying investments by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios, EQ Allocation Portfolios, and Target Allocation Portfolios. The following tables show the percentage of ownership of the net assets of the Portfolios listed held by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios, EQ Allocation Portfolios, and Target Allocation Portfolios at December 31, 2024.

Portfolios:	EQ/All Asset Growth Allocation
1290 VT Convertible Securities	27.39%
1290 VT DoubleLine Opportunistic Bond	1.80
1290 VT Equity Income	2.01
1290 VT GAMCO Mergers & Acquisitions	14.33
1290 VT GAMCO Small Company Value	0.76
1290 VT High Yield Bond	5.26
1290 VT Natural Resources	19.79
1290 VT Real Estate	45.43
1290 VT SmartBeta Equity ESG	3.01
EQ/AB Small Cap Growth	1.49
EQ/Core Plus Bond	2.62
EQ/Emerging Markets Equity PLUS	9.41
EQ/Intermediate Government Bond	0.10

1355

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Portfolios:	EQ/All Asset Growth Allocation
EQ/International Equity Index	0.63%
EQ/Invesco Comstock	5.70
EQ/Janus Enterprise	0.32
EQ/JPMorgan Growth Stock	0.73
EQ/JPMorgan Value Opportunities	1.48
EQ/Loomis Sayles Growth	2.52
EQ/MFS International Growth	2.63
EQ/PIMCO Global Real Return	14.36
EQ/PIMCO Ultra Short Bond	0.93
EQ/Value Equity	0.96
Multimanager Core Bond	0.97

Portfolios:	EQ/Ultra Conservative Strategy	EQ/ Conservative Strategy	EQ/ Conservative Growth Strategy	EQ/ Balanced Strategy	EQ/ Moderate Growth Strategy	EQ/ Growth Strategy	EQ/ Aggressive Growth Strategy
EQ/500 Managed Volatility	1.38%	0.83%	3.21%	11.59%	23.44%	24.08%	32.52%
EQ/400 Managed Volatility	0.82	0.71	2.22	7.76	16.09	15.13	19.20
EQ/2000 Managed Volatility	1.19	0.70	3.04	10.77	21.34	21.86	29.14
EQ/International Managed Volatility	1.36	0.83	3.33	11.71	23.43	23.48	31.13
EQ/AB Short Duration Government Bond	—	4.24	6.72	14.28	15.13	10.63	7.98
EQ/Core Bond Index	—	3.30	4.72	11.17	15.04	9.57	7.38
EQ/Intermediate Corporate Bond	12.04	5.65	8.11	18.99	25.88	16.52	12.66
EQ/Intermediate Government Bond	28.76	2.36	3.13	7.06	9.54	6.06	4.63
EQ/Long-Term Bond	9.45	2.01	4.19	11.69	16.53	11.53	9.27

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	7.35%	6.71%	37.51%	28.89%	4.11%
1290 VT Equity Income	0.61	1.45	11.78	23.46	15.62
1290 VT GAMCO Small Company Value	0.04	0.12	1.31	2.93	2.18
1290 VT High Yield Bond	4.49	4.00	22.04	16.34	2.65
1290 VT Micro Cap	1.01	2.37	22.03	45.65	23.43
1290 VT Small Cap Value	—	1.03	10.02	17.81	9.05
ATM Large Cap Managed Volatility	1.51	3.23	23.78	43.24	28.24
ATM Mid Cap Managed Volatility	4.06	6.44	32.36	38.26	18.88
ATM Small Cap Managed Volatility	0.45	2.04	20.63	50.89	25.99
ATM International Managed Volatility	0.73	2.48	25.99	43.82	26.99
EQ/AB Small Cap Growth	0.16	0.51	5.47	11.30	5.46
EQ/American Century Mid Cap Value	0.41	0.52	3.62	3.80	2.05
EQ/ClearBridge Select Equity Managed Volatility	0.95	2.06	15.72	26.86	17.25

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
EQ/Core Bond Index	1.92%	1.68%	9.01%	6.40%	0.86%
EQ/Core Plus Bond	4.16	3.82	21.25	16.56	2.36
EQ/Franklin Small Cap Value Managed Volatility	—	0.89	12.56	28.75	16.01
EQ/Global Equity Managed Volatility	0.18	0.61	6.42	11.68	7.24
EQ/Intermediate Government Bond	2.96	2.56	13.73	9.89	1.33
EQ/International Core Managed Volatility	0.18	0.60	6.48	10.62	5.96
EQ/International Equity Index	0.05	0.06	0.45	0.45	0.37
EQ/International Value Managed Volatility	0.32	1.06	11.13	18.90	10.05
EQ/Janus Enterprise	0.35	0.54	2.71	2.97	1.21
EQ/JPMorgan Growth Stock	0.14	0.30	1.90	2.77	1.48
EQ/JPMorgan Value Opportunities	0.25	0.60	4.85	9.66	6.22
EQ/Large Cap Core Managed Volatility	0.39	0.84	6.25	11.30	7.62
EQ/Large Cap Value Managed Volatility	0.10	0.24	2.00	3.92	2.60
EQ/Long-Term Bond	1.59	2.18	14.56	13.75	2.25
EQ/Loomis Sayles Growth	0.46	0.96	6.37	9.30	6.11
EQ/MFS International Growth	0.23	0.87	9.52	16.11	9.82
EQ/Morgan Stanley Small Cap Growth	0.40	1.30	13.24	28.61	14.38
EQ/PIMCO Ultra Short Bond	7.29	5.83	30.85	23.31	3.23
EQ/Quality Bond PLUS	2.79	2.68	14.51	11.17	1.59
EQ/Value Equity	0.18	0.43	3.56	7.09	4.56
Multimanager Core Bond	6.21	5.71	31.85	24.63	3.51

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	1.04%	3.97%	5.00%	2.93%	0.93%
EQ/American Century Mid Cap Value	0.06	0.51	0.68	0.80	0.29
EQ/Core Bond Index	0.04	0.15	0.17	0.12	0.02
EQ/Core Plus Bond	0.45	1.52	1.62	1.01	0.22
EQ/Emerging Markets Equity PLUS	0.48	5.22	12.75	13.59	7.63
EQ/Equity 500 Index	0.02	0.31	0.79	0.88	0.50
EQ/International Equity Index	0.05	0.62	1.56	1.73	0.99
EQ/Janus Enterprise	0.05	0.34	0.41	0.33	0.11
EQ/Long-Term Bond	0.07	0.25	0.33	0.24	0.06
EQ/MFS International Growth	0.04	0.50	1.22	1.27	0.87
EQ/PIMCO Ultra Short Bond	0.39	1.31	1.20	0.68	0.12
EQ/Quality Bond PLUS	0.17	0.63	0.71	0.41	0.08
EQ/Small Company Index	0.02	0.54	1.55	1.82	1.11
EQ/Value Equity	0.02	0.15	0.37	0.47	0.36
Multimanager Aggressive Equity	0.02	0.11	0.20	0.19	0.15

The Portfolios are permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

Note 8	Reorganization Transactions

The following transactions occurred during 2023:

Effective November 12, 2023, EQ/Conservative Allocation Portfolio acquired the net assets of the EQ/Conservative Allocation Portfolio (“VIP Conservative Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $9,683,637 net assets attributable to 1,225,565 Class IA shares, $708,391,247 net assets attributable to 89,597,304 Class IB shares and $6,944,755 net assets attributable to 879,077 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Conservative Allocation Portfolio reflects the historical basis of the assets of the VIP Conservative Allocation Portfolio as of the date of the reorganization. The EQ/Conservative Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Conservative Allocation Portfolio. Accordingly, the VIP Conservative Allocation Portfolio’s operating history prior to the reorganization is presented in the EQ/Conservative Allocation Portfolio’s financial statements and financial highlights. The VIP Conservative Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Conservative Allocation Portfolio.

Effective November 12, 2023, EQ/Conservative-Plus Allocation Portfolio acquired the net assets of the EQ/Conservative-Plus Allocation Portfolio (“VIP Conservative-Plus Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $11,857,332 net assets attributable to 1,511,191 Class IA shares, $794,174,432 net assets attributable to 101,135,553 Class IB shares and $18,200,473 net assets attributable to 2,313,628 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Conservative-Plus Allocation Portfolio reflects the historical basis of the assets of the VIP Conservative-Plus Allocation Portfolio as of the date of the reorganization. The EQ/Conservative-Plus Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Conservative-Plus Allocation Portfolio. Accordingly, the VIP Conservative-Plus Allocation Portfolio’s operating history prior to the reorganization is presented in the EQ/Conservative-Plus Allocation Portfolio’s financial statements and financial highlights. The VIP Conservative-Plus Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/ Conservative-Plus Allocation Portfolio.

Effective November 12, 2023, EQ/Moderate Allocation Portfolio acquired the net assets of the EQ/Moderate Allocation Portfolio (“VIP Moderate Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $1,521,820,165 net assets attributable to 134,392,316 Class IA shares, $3,467,917,804 net assets attributable to 309,771,615 Class IB shares and $236,431,962 net assets attributable to 20,822,346 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Moderate Allocation Portfolio reflects the historical basis of the assets of the VIP Moderate Allocation Portfolio as of the date of the reorganization. The EQ/ Moderate Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Moderate Allocation Portfolio. Accordingly, the VIP Moderate Allocation Portfolio’s operating history prior to the reorganization is presented in the EQ/Moderate Allocation Portfolio’s financial statements and financial highlights. The VIP Moderate Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Moderate Allocation Portfolio.

Effective November 12, 2023, EQ/Moderate-Plus Allocation Portfolio acquired the net assets of the EQ/Moderate-Plus Allocation Portfolio (“VIP Moderate-Plus Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $182,307,292 net assets attributable to 20,892,531 Class IA shares, $6,353,655,897 net assets attributable to 727,726,779 Class IB shares and $47,915,141 net assets attributable to 5,474,778 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such,

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

the basis of the assets of the EQ/Moderate-Plus Allocation Portfolio reflects the historical basis of the assets of the VIP Moderate-Plus Allocation Portfolio as of the date of the reorganization. The EQ/ Moderate-Plus Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Moderate-Plus Allocation Portfolio. Accordingly, the VIP Moderate-Plus Allocation Portfolio’s operating history prior to the reorganization is presented in the EQ/Moderate-Plus Allocation Portfolio’s financial statements and financial highlights. The VIP Moderate-Plus Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Moderate-Plus Allocation Portfolio.

Effective November 12, 2023, EQ/Aggressive Allocation Portfolio acquired the net assets of the EQ/Aggressive Allocation Portfolio (“VIP Aggressive Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $75,389,679 net assets attributable to 8,268,059 Class IA shares, $2,790,497,442 net assets attributable to 305,958,687 Class IB shares and $27,041,457 net assets attributable to 2,956,173 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Aggressive Allocation Portfolio reflects the historical basis of the assets of the VIP Aggressive Allocation Portfolio as of the date of the reorganization. The EQ/Aggressive Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Aggressive Allocation Portfolio. Accordingly, the VIP Aggressive Allocation Portfolio’s operating history prior to the reorganization is presented in the EQ/Aggressive Allocation Portfolio’s financial statements and financial highlights. The VIP Aggressive Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Aggressive Allocation Portfolio.

Effective November 12, 2023, EQ/Core Plus Bond Portfolio acquired the net assets of the EQ/ Core Plus Bond Portfolio (“VIP Core Plus Bond Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $131,276,742 net assets attributable to 39,910,984 Class IA shares, $172,686,560 net assets attributable to 52,697,100 Class IB shares and $405,778,028 net assets attributable to 122,627,303 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Core Plus Bond Portfolio reflects the historical basis of the assets of the VIP Core Plus Bond Portfolio as of the date of the reorganization. The EQ/Core Plus Bond Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Core Plus Bond Portfolio. Accordingly, the VIP Core Plus Bond Portfolio’s operating history prior to the reorganization is presented in the EQ/Core Plus Bond Portfolio’s financial statements and financial highlights. The VIP Core Plus Bond Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Core Plus Bond Portfolio.

Effective November 12, 2023, Target 2015 Allocation Portfolio acquired the net assets of the Target 2015 Allocation Portfolio (“VIP Target 2015 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $16,439,094 net assets attributable to 2,467,995 Class IB shares and $10,443,602 net assets attributable to 1,565,736 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2015 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2015 Allocation Portfolio as of the date of the reorganization. The Target 2015 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2015 Allocation Portfolio. Accordingly, the VIP Target 2015 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2015 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2015 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2015 Allocation Portfolio.

Effective November 12, 2023, Target 2025 Allocation Portfolio acquired the net assets of the Target 2025 Allocation Portfolio (“VIP Target 2025 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $112,547,823 net assets attributable to 11,415,994 Class IB shares and $25,593,894 net assets attributable to 2,591,034 Class K shares. The

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2024

reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2025 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2025 Allocation Portfolio as of the date of the reorganization. The Target 2025 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2025 Allocation Portfolio. Accordingly, the VIP Target 2025 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2025 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2025 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2025 Allocation Portfolio.

Effective November 12, 2023, Target 2035 Allocation Portfolio acquired the net assets of the Target 2035 Allocation Portfolio (“VIP Target 2035 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $186,484,102 net assets attributable to 15,024,421 Class IB shares and $17,731,417 net assets attributable to 1,425,368 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2035 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2035 Allocation Portfolio as of the date of the reorganization. The Target 2035 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2035 Allocation Portfolio. Accordingly, the VIP Target 2035 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2035 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2035 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2035 Allocation Portfolio.

Effective November 12, 2023, Target 2045 Allocation Portfolio acquired the net assets of the Target 2045 Allocation Portfolio (“VIP Target 2045 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $176,546,892 net assets attributable to 13,473,707 Class IB shares and $9,761,194 net assets attributable to 743,688 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2045 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2045 Allocation Portfolio as of the date of the reorganization. The Target 2045 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2045 Allocation Portfolio. Accordingly, the VIP Target 2045 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2045 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2045 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2045 Allocation Portfolio.

Effective November 12, 2023, Target 2055 Allocation Portfolio acquired the net assets of the Target 2055 Allocation Portfolio (“VIP Target 2055 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $89,054,414 net assets attributable to 6,477,278 Class IB shares and $238,520 net assets attributable to 17,306 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2055 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2055 Allocation Portfolio as of the date of the reorganization. The Target 2055 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2055 Allocation Portfolio. Accordingly, the VIP Target 2055 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2055 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2055 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2055 Allocation Portfolio.

Note 9	Subsequent Events

The Adviser evaluated subsequent events from December 31, 2024, the date of these financial statements, through the date these financial statements were issued. There are no subsequent events that require recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of EQ Advisors Trust and Shareholders of each of the one hundred ten funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting EQ Advisors Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and for EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio the statements of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations, the changes in each of their net assets, and for EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio each of their cash flows, for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

EQ/All Asset Growth Allocation Portfolio (1)	EQ/Franklin Small Cap Value Managed Volatility Portfolio (1)

EQ/Ultra Conservative Strategy Portfolio (1)	EQ/Global Equity Managed Volatility Portfolio (1)

EQ/Conservative Strategy Portfolio (1)	EQ/Goldman Sachs Growth Allocation Portfolio (1)

EQ/Conservative Growth Strategy Portfolio (1)	EQ/Goldman Sachs Mid Cap Value Portfolio (1)

EQ/Balanced Strategy Portfolio (1)	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (1)

EQ/Moderate Growth Strategy Portfolio (1)	EQ/Intermediate Corporate Bond Portfolio (3)

EQ/Growth Strategy Portfolio (1)	EQ/Intermediate Government Bond Portfolio (1)

EQ/Aggressive Growth Strategy Portfolio (1)	EQ/International Core Managed Volatility Portfolio (1)

Equitable Conservative Growth MF/ETF Portfolio (1)	EQ/International Equity Index Portfolio (1)

Equitable Moderate Growth MF/ETF Portfolio (1)	EQ/International Value Managed Volatility Portfolio (1)

Equitable Growth MF/ETF Portfolio (1)	EQ/Invesco Comstock Portfolio (1)

1290 VT Moderate Growth Allocation Portfolio (1)	EQ/Invesco Global Portfolio (1)

1290 VT Multi-Alternative Strategies Portfolio (1)	EQ/Invesco Global Real Assets Portfolio (1)

1290 VT Convertible Securities Portfolio (1)	EQ/Invesco Moderate Allocation Portfolio (1)

1290 VT DoubleLine Opportunistic Bond Portfolio (1)	EQ/Invesco Moderate Growth Allocation Portfolio (1)

1290 VT Equity Income Portfolio (1)	EQ/Janus Enterprise Portfolio (1)

1290 VT GAMCO Mergers & Acquisitions Portfolio (1)	EQ/JPMorgan Growth Allocation Portfolio (1)

1290 VT GAMCO Small Company Value Portfolio (1)	EQ/JPMorgan Growth Stock Portfolio (1)

1290 VT High Yield Bond Portfolio (1)	EQ/JPMorgan Value Opportunities Portfolio (1)

1290 VT Micro Cap Portfolio (1)	EQ/Large Cap Core Managed Volatility Portfolio (1)

1290 VT Natural Resources Portfolio (1)	EQ/Large Cap Growth Index Portfolio (1)

1290 VT Real Estate Portfolio (1)	EQ/Large Cap Growth Managed Volatility Portfolio (1)

1290 VT Small Cap Value Portfolio (1)	EQ/Large Cap Value Index Portfolio (1)

1290 VT SmartBeta Equity ESG Portfolio (1)	EQ/Large Cap Value Managed Volatility Portfolio (1)

1290 VT Socially Responsible Portfolio (1)	EQ/Lazard Emerging Markets Equity Portfolio (1)

ATM Large Cap Managed Volatility Portfolio (1)	EQ/Long-Term Bond Portfolio (1)

ATM Mid Cap Managed Volatility Portfolio (1)	EQ/Loomis Sayles Growth Portfolio (1)

ATM Small Cap Managed Volatility Portfolio (1)	EQ/MFS International Growth Portfolio (1)

ATM International Managed Volatility Portfolio (1)	EQ/MFS International Intrinsic Value Portfolio (1)

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EQ/500 Managed Volatility Portfolio (1)	EQ/MFS Mid Cap Focused Growth Portfolio (1)

EQ/400 Managed Volatility Portfolio (1)	EQ/MFS Technology Portfolio (1)

EQ/2000 Managed Volatility Portfolio (1)	EQ/MFS Utilities Series Portfolio (1)

EQ/International Managed Volatility Portfolio (1)	EQ/Mid Cap Index Portfolio (1)

EQ/AB Dynamic Aggressive Growth Portfolio (1)	EQ/Mid Cap Value Managed Volatility Portfolio (1)

EQ/AB Dynamic Growth Portfolio (1)	EQ/Moderate Allocation Portfolio (1)

EQ/AB Dynamic Moderate Growth Portfolio (1)	EQ/Moderate-Plus Allocation Portfolio (1)

EQ/AB Short Duration Government Bond Portfolio (1)	EQ/Money Market Portfolio (1)

EQ/AB Small Cap Growth Portfolio (1)	EQ/Morgan Stanley Small Cap Growth Portfolio (1)

EQ/AB Sustainable U.S. Thematic Portfolio (1)	EQ/PIMCO Global Real Return Portfolio (2)

EQ/Aggressive Allocation Portfolio (1)	EQ/PIMCO Real Return Portfolio (2)

EQ/American Century Mid Cap Value Portfolio (1)	EQ/PIMCO Total Return ESG Portfolio (1)

EQ/American Century Moderate Growth Allocation Portfolio (1)	EQ/PIMCO Ultra Short Bond Portfolio (1)

EQ/Capital Group Research Portfolio (1)	EQ/Quality Bond PLUS Portfolio (1)

EQ/ClearBridge Large Cap Growth ESG Portfolio (1)	EQ/Small Company Index Portfolio (1)

EQ/ClearBridge Select Equity Managed Volatility Portfolio (1)	EQ/T. Rowe Price Health Sciences Portfolio (1)

EQ/Common Stock Index Portfolio (1)	EQ/Value Equity Portfolio (1)

EQ/Conservative Allocation Portfolio (1)	EQ/Wellington Energy Portfolio (1)

EQ/Conservative-Plus Allocation Portfolio (1)	Multimanager Aggressive Equity Portfolio (1)

EQ/Core Bond Index Portfolio (1)	Multimanager Core Bond Portfolio (1)

EQ/Core Plus Bond Portfolio (1)	Multimanager Technology Portfolio (1)

EQ/Emerging Markets Equity PLUS Portfolio (1)	Target 2015 Allocation Portfolio (1)

EQ/Equity 500 Index Portfolio (1)	Target 2025 Allocation Portfolio (1)

EQ/Fidelity Institutional AM Large Cap Portfolio (1)	Target 2035 Allocation Portfolio (1)

EQ/Franklin Moderate Allocation Portfolio (1)	Target 2045 Allocation Portfolio (1)

EQ/Franklin Rising Dividends Portfolio (1)	Target 2055 Allocation Portfolio (1)

(1)	Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for each of the two years in the period ended December 31, 2024
(2)	Statements of operations and cash flows for the year ended December 31, 2024 and statement of changes in net assets for each of the two years in the period ended December 31, 2024
(3)

Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the year ended December 31, 2024 and for the period April 3, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as

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evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 19, 2025

We have served as the auditor of one or more investment companies in the Equitable Investment Management advised mutual fund complex since 1997.

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Federal Income Tax Information (Unaudited)

Portfolios:	70% Dividend Received Reduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/All Asset Growth Allocation	22.11%	$126,161	$917,644	$11,115,276
EQ/Ultra Conservative Strategy	3.50	50,795	773,956	24,705,136
EQ/Conservative Strategy	7.13	32,505	495,273	6,118,023
EQ/Conservative Growth Strategy	14.63	128,259	1,954,253	38,326,417
EQ/Balanced Strategy	19.08	450,830	6,869,185	132,422,534
EQ/Moderate Growth Strategy	23.75	904,658	13,784,042	310,911,285
EQ/Growth Strategy	29.08	901,202	13,731,374	240,362,556
EQ/Aggressive Growth Strategy	34.39	1,190,213	18,134,958	184,792,663
EQ/Conservative Allocation	6.38	38,185	517,995	12,083,964
EQ/Conservative-Plus Allocation	12.90	126,317	1,685,448	30,860,665
EQ/Moderate Allocation	15.11	1,331,309	17,668,270	206,913,175
EQ/Moderate-Plus Allocation	23.24	2,230,176	29,584,789	373,503,833
EQ/Aggressive Allocation	35.14	1,324,151	17,356,308	165,251,164
Equitable Conservative Growth MF/ETF	9.56	—	—	585,070
Equitable Moderate Growth MF/ETF	20.78	—	—	—
Equitable Growth MF/ETF	45.07	—	—	—
Target 2015 Allocation	4.81	4,421	42,500	1,626,539
Target 2025 Allocation	14.30	53,979	525,348	9,592,974
Target 2035 Allocation	24.23	133,564	1,308,775	5,450,102
Target 2045 Allocation	33.29	143,468	1,421,808	3,800,105
Target 2055 Allocation	46.67	84,956	821,926	1,386,857
1290 VT Moderate Growth Allocation	98.37	—	—	32,631
1290 VT Multi-Alternative Strategies	5.85	—	—	—
1290 VT Convertible Securities	0.00	—	—	—
1290 VT DoubleLine Opportunistic Bond	0.00	—	—	—
1290 VT Equity Income	68.40	—	—	33,250,667
1290 VT GAMCO Mergers & Acquisitions	19.12	—	—	3,516,721
1290 VT GAMCO Small Company Value	100.00	—	—	263,329,609
1290 VT High Yield Bond	0.00	—	—	—
1290 VT Micro Cap	93.56	—	—	—
1290 VT Natural Resources	52.27	—	—	—
1290 VT Real Estate	0.00	—	—	—
1290 VT Small Cap Value	65.65	—	—	24,979,040
1290 VT SmartBeta Equity ESG	52.44	—	—	19,019,869
1290 VT Socially Responsible	100.00	—	—	11,996,209
ATM Large Cap Managed Volatility	61.78	—	—	485,421,684
ATM Mid Cap Managed Volatility	32.94	—	—	20,742,668
ATM Small Cap Managed Volatility	30.64	—	—	68,358,115
ATM International Managed Volatility	0.00	2,770,354	35,968,450	23,987,201
EQ/500 Managed Volatility	63.77	—	—	1,188,014,535
EQ/400 Managed Volatility	26.75	—	—	58,859,309
EQ/2000 Managed Volatility	32.07	—	—	199,911,921
EQ/International Managed Volatility	0.00	4,093,413	55,331,815	21,195,904
EQ/AB Dynamic Aggressive Growth	19.97	—	—	5,172,188
EQ/AB Dynamic Growth	37.69	—	—	5,160,566
EQ/AB Dynamic Moderate Growth	14.99	—	—	80,283,701
EQ/AB Short Duration Government Bond	0.00	—	—	—
EQ/AB Small Cap Growth	21.17	—	—	131,505,331
EQ/AB Sustainable U.S. Thematic	100.00	—	—	—
EQ/American Century Mid Cap Value	45.92	—	—	22,733,302
EQ/American Century Moderate Growth Allocation	10.48	—	—	1,212,781
EQ/Capital Group Research	53.61	—	—	72,959,614
EQ/ClearBridge Large Cap Growth ESG	100.00	—	—	30,344,601
EQ/ClearBridge Select Equity Managed Volatility	100.00	—	—	—

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Portfolios:	70% Dividend Received Reduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/Common Stock Index	100.00%	$—	$—	$480,338,342
EQ/Core Bond Index	0.00	—	—	—
EQ/Core Plus Bond	0.00	—	—	—
EQ/Emerging Markets Equity PLUS	0.00	339,215	3,043,864	—
EQ/Equity 500 Index	100.00	—	—	204,858,989
EQ/Fidelity Institutional AM® Large Cap	100.00	—	—	74,955,696
EQ/Franklin Moderate Allocation	19.00	—	—	—
EQ/Franklin Rising Dividends	100.00	—	—	9,604,450
EQ/Franklin Small Cap Value Managed Volatility	36.77	—	—	16,963,145
EQ/Global Equity Managed Volatility	12.38	—	—	154,715,257
EQ/Goldman Sachs Growth Allocation	6.25	—	—	5,530,501
EQ/Goldman Sachs Mid Cap Value	34.10	—	—	3,597,987
EQ/Goldman Sachs Moderate Growth Allocation	15.61	—	—	—
EQ/Intermediate Corporate Bond	0.00	—	—	844,103
EQ/Intermediate Government Bond	0.00	—	—	—
EQ/International Core Managed Volatility	0.00	2,392,593	28,637,654	45,413,402
EQ/International Equity Index	0.00	3,924,056	55,395,562	—
EQ/International Value Managed Volatility	0.00	2,117,427	29,037,521	35,671,239
EQ/Invesco Comstock	81.42	—	—	25,007,140
EQ/Invesco Global	0.00	—	—	23,270,139
EQ/Invesco Global Real Assets	24.39	—	—	—
EQ/Invesco Moderate Allocation	20.71	—	—	4,015,815
EQ/Invesco Moderate Growth Allocation	18.55	—	—	—
EQ/Janus Enterprise	100.00	—	—	108,878,470
EQ/JPMorgan Growth Allocation	0.00	—	—	13,546,277
EQ/JPMorgan Growth Stock	62.32	—	—	119,449,181
EQ/JPMorgan Value Opportunities	21.34	—	—	34,358,388
EQ/Large Cap Core Managed Volatility	37.53	—	—	309,351,561
EQ/Large Cap Growth Index	100.00	—	—	171,497,873
EQ/Large Cap Growth Managed Volatility	37.08	—	—	494,218,920
EQ/Large Cap Value Index	98.60	—	—	42,329,874
EQ/Large Cap Value Managed Volatility	64.58	—	—	304,371,624
EQ/Lazard Emerging Markets Equity	0.00	1,957,610	21,722,453	13,646,208
EQ/Long-Term Bond	0.00	—	—	—
EQ/Loomis Sayles Growth	79.61	—	—	147,198,174
EQ/MFS International Growth	0.73	2,947,518	26,232,623	76,093,429
EQ/MFS International Intrinsic Value	2.04	3,002,030	31,441,378	68,134,895
EQ/MFS Mid Cap Focused Growth	0.00	—	—	43,649,504
EQ/MFS Technology	15.42	—	—	88,515,658
EQ/MFS Utilities Series	100.00	—	—	2,946,769
EQ/Mid Cap Index	44.32	—	—	132,437,185
EQ/Mid Cap Value Managed Volatility	32.85	—	—	150,024,850
EQ/Money Market	0.00	—	—	—
EQ/Morgan Stanley Small Cap Growth	100.00	—	—	—
EQ/PIMCO Global Real Return	0.00	—	—	—
EQ/PIMCO Real Return	0.00	—	—	—
EQ/PIMCO Total Return ESG	0.00	—	—	—
EQ/PIMCO Ultra Short Bond	0.00	—	—	—
EQ/Quality Bond PLUS	0.00	—	—	—
EQ/Small Company Index	50.34	—	—	84,985,198
EQ/T. Rowe Price Health Sciences	100.00	—	—	8,680,440
EQ/Value Equity	100.00	—	—	55,777,261
EQ/Wellington Energy	62.6	—	—	—
Multimanager Aggressive Equity	6.81	—	—	180,493,548
Multimanager Core Bond	0.00	—	—	—
Multimanager Technology	20.94	—	—	159,153,617

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Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

(Unaudited)

Note: This is not applicable for any Portfolio included in this document.

Item 9: Proxy Disclosures for Open-End Management Investment Companies

(Unaudited)

Note: This is not applicable for any Portfolio included in this document.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

(Unaudited)

Note: This information is disclosed as part of the financial statements for each Portfolio as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS

DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2024 (UNAUDITED)

At an in-person meeting held on July 17-18, 2024, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) and, as applicable, the renewal of the Investment Sub-Advisory Agreement(s) (each, a “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and each investment sub-adviser (each, a “Sub-Adviser” and together, the “Sub-Advisers”), as shown in the table below with respect to each series of the Trust (each, a “Portfolio” and together, the “Portfolios”) listed below, for an additional one-year term. As noted below, the Board considered, and made a decision with respect to, each Agreement for each Portfolio separately.

Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

EQ/Aggressive Growth Strategy Portfolio

EQ/Balanced Strategy Portfolio

EQ/Conservative Growth Strategy Portfolio

EQ/Conservative Strategy Portfolio

EQ/Growth Strategy Portfolio

EQ/Moderate Growth Strategy Portfolio

EQ/Ultra Conservative Strategy Portfolio

(collectively, the “Strategic Allocation Portfolios”)

EQ/Aggressive Allocation Portfolio

EQ/Conservative Allocation Portfolio

EQ/Conservative-Plus Allocation Portfolio

EQ/Moderate Allocation Portfolio

EQ/Moderate-Plus Allocation Portfolio

(collectively, the “EQ Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

Target 2055 Allocation Portfolio

(collectively, the “Target Allocation Portfolios”)

Equitable Conservative Growth MF/ETF Portfolio

Equitable Growth MF/ETF Portfolio

Equitable Moderate Growth MF/ETF Portfolio

(collectively, the “MF/ETF Portfolios”)

1290 VT Moderate Growth Allocation Portfolio

1290 VT Multi-Alternative Strategies Portfolio

EQ/All Asset Growth Allocation Portfolio

EQ/JPMorgan Growth Stock Portfolio[1]

Advisory Agreement with EIM

1290 VT Convertible Securities Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with SSGA Funds Management, Inc. (“SSGA”)

1290 VT DoubleLine Opportunistic Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with DoubleLine Capital LP (“DoubleLine”)

1290 VT Equity Income Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Barrow, Hanley, Mewhinney & Strauss, LLC

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Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

1290 VT GAMCO Mergers & Acquisitions Portfolio 1290 VT GAMCO Small Company Value Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with GAMCO Asset Management, Inc. (“GAMCO”)

1290 VT High Yield Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AXA Investment Managers US Inc. (“AXA IM”) Sub-Advisory Agreement with Post Advisory Group, LLC

1290 VT Micro Cap Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Investment Management, LLC (“BlackRock”) Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”)

1290 VT Natural Resources Portfolio

1290 VT Real Estate Portfolio

EQ/AB Dynamic Aggressive Growth Portfolio

EQ/AB Dynamic Growth Portfolio

EQ/AB Dynamic Moderate Growth Portfolio

EQ/AB Short Duration Government Bond Portfolio

EQ/AB Small Cap Growth Portfolio

EQ/AB Sustainable U.S. Thematic Portfolio

EQ/Common Stock Index Portfolio

EQ/Equity 500 Index Portfolio

EQ/Intermediate Corporate Bond Portfolio

EQ/International Equity Index Portfolio

EQ/Large Cap Growth Index Portfolio

EQ/Large Cap Value Index Portfolio

EQ/Long-Term Bond Portfolio

EQ/Mid Cap Index Portfolio

EQ/Small Company Index Portfolio

Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein, L.P. (“AllianceBernstein”)

1290 VT Small Cap Value Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Horizon Kinetics Asset Management LLC

1290 VT SmartBeta Equity ESG Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AXA IM

1290 VT Socially Responsible Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock

ATM International Managed Volatility Portfolio

ATM Large Cap Managed Volatility Portfolio

ATM Mid Cap Managed Volatility Portfolio

ATM Small Cap Managed Volatility Portfolio

EQ/400 Managed Volatility Portfolio

EQ/500 Managed Volatility Portfolio

EQ/2000 Managed Volatility Portfolio

EQ/International Managed Volatility Portfolio

Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with BlackRock

EQ/American Century Mid Cap Value Portfolio EQ/American Century Moderate Growth Allocation Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with American Century Investment Management Inc. (“American Century”)

EQ/Capital Group Research Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Capital International, Inc. (“Capital International”)

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Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

EQ/ClearBridge Large Cap Growth ESG Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with ClearBridge Investments, LLC (“ClearBridge”)

EQ/ClearBridge Select Equity Managed Volatility Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with ClearBridge

EQ/Core Bond Index Portfolio EQ/Intermediate Government Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with SSGA

EQ/Core Plus Bond Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with AXA IM

Sub-Advisory Agreement with Brandywine Global Investment Management LLC (“Brandywine Global”)

Sub-Advisory Agreement with Loomis, Sayles & Co., L.P. (“Loomis Sayles”)

EQ/Emerging Markets Equity PLUS Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with EARNEST Partners, LLC (“EARNEST”)

EQ/Fidelity Institutional AM® Large Cap Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with FIAM, LLC (“FIAM”)[2]

EQ/Franklin Moderate Allocation Portfolio EQ/Franklin Rising Dividends Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Franklin Advisers, Inc.

EQ/Franklin Small Cap Value Managed Volatility Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Franklin Mutual Advisers, LLC

EQ/Global Equity Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with Invesco Advisers, Inc. (“Invesco”)

Sub-Advisory Agreement with Morgan Stanley Investment Management, Inc. (“Morgan Stanley”)[3]

EQ/Goldman Sachs Growth Allocation Portfolio EQ/Goldman Sachs Mid Cap Value Portfolio EQ/Goldman Sachs Moderate Growth Allocation Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P.

EQ/International Core Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with EARNEST

Sub-Advisory Agreement with Federated Global Investment Management Corp.

Sub-Advisory Agreement with Massachusetts Financial Services Company (dba MFS Investment Management) (“MFS Investment Management”)

EQ/International Value Managed Volatility Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Harris Associates L.P.

EQ/Invesco Comstock Portfolio EQ/Invesco Global Portfolio EQ/Invesco Global Real Assets Portfolio[4] EQ/Invesco Moderate Allocation Portfolio EQ/Invesco Moderate Growth Allocation Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Invesco

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Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

EQ/Janus Enterprise Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Janus Henderson Investors US LLC

EQ/JPMorgan Growth Allocation Portfolio EQ/JPMorgan Value Opportunities Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with J. P. Morgan Investment Management Inc.

EQ/Large Cap Core Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with Capital International

Sub-Advisory Agreement with GQG Partners LLC

Sub-Advisory Agreement with Vaughan Nelson Investment Management

EQ/Large Cap Growth Managed Volatility Portfolio[1]

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with HS Management Partners, LLC

Sub-Advisory Agreement with Loomis Sayles

Sub-Advisory Agreement with Polen Capital Management, LLC

EQ/Large Cap Value Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with AllianceBernstein

Sub-Advisory Agreement with Aristotle Capital Management, LLC (“Aristotle”)

Sub-Advisory Agreement with MFS Investment Management

EQ/Lazard Emerging Markets Equity Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Lazard Asset Management LLC (“Lazard”)

EQ/Loomis Sayles Growth Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Loomis Sayles

EQ/MFS International Growth Portfolio EQ/MFS International Intrinsic Value Portfolio EQ/MFS Mid Cap Focused Growth Portfolio EQ/MFS Technology Portfolio EQ/MFS Utilities Series Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with MFS Investment Management

EQ/Mid Cap Value Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with Diamond Hill Capital Management, Inc.

Sub-Advisory Agreement with Wellington Management Company, LLP (“Wellington”)

EQ/Money Market Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Dreyfus, a division of Mellon Investments Corporation

EQ/Morgan Stanley Small Cap Growth Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Morgan Stanley

EQ/PIMCO Global Real Return Portfolio EQ/PIMCO Real Return Portfolio EQ/PIMCO Total Return ESG Portfolio EQ/PIMCO Ultra Short Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Pacific Investment Management Company LLC (“PIMCO”)

EQ/Quality Bond PLUS Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with PIMCO

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Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

EQ/T. Rowe Price Health Sciences Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”)

EQ/Value Equity Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Aristotle

EQ/Wellington Energy Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Wellington

Multimanager Aggressive Equity Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with 1832 Asset Management U.S. Inc.

Sub-Advisory Agreement with AllianceBernstein

Sub-Advisory Agreement with T. Rowe Price

Sub-Advisory Agreement with Westfield Capital Management Company, L.P.

Multimanager Core Bond Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock Financial Management, Inc. (“BFM”)[5]

Sub-Advisory Agreement with DoubleLine

Sub-Advisory Agreement with PIMCO

Sub-Advisory Agreement with SSGA

Multimanager Technology Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with FIAM[6] Sub-Advisory Agreement with Wellington

[1]

The Board noted that the investment sub-advisory agreement between the Adviser and J.P. Morgan Investment Management Inc. (“JPMorgan”) with respect to the Portfolio was in its initial two-year period and, as such, the Adviser was not asking the Board to consider the renewal of the agreement with respect to the Portfolio at the meeting. The Board did, however, consider and unanimously approve certain non-material amendments intended to clarify a provision regarding the notice to be provided by JPMorgan to the Adviser under the agreement.

[2]

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and FIAM with respect to the EQ/Fidelity Institutional AM® Large Cap Portfolio, the Board also considered and unanimously approved the renewal of an investment sub-sub-advisory agreement between FIAM and its affiliate Fidelity Management & Research (Hong Kong) Limited (“FMR HK”), pursuant to which FMR HK provides certain services to the Portfolio.

[3]

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and Morgan Stanley with respect to the EQ/Global Equity Managed Volatility Portfolio, the Board also considered and unanimously approved the renewal of an investment sub-sub-advisory agreement between Morgan Stanley and its affiliate Morgan Stanley Investment Management Company (“MSIM Co.”), pursuant to which MSIM Co. provides certain services to the Portfolio.

[4]

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and Invesco with respect to the EQ/Invesco Global Real Assets Portfolio, the Board also considered and unanimously approved the renewal of an investment sub-sub-advisory agreement between Invesco and its affiliate Invesco Asset Management Limited (“IAML”), pursuant to which IAML provides certain services to the Portfolio.

[5]

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and BFM with respect to the Multimanager Core Bond Portfolio, the Board also considered and unanimously approved the renewal of investment sub-sub-advisory agreements between BFM and its affiliates BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), pursuant to which BIL and BSL provide certain services to the Portfolio.

[6]

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and FIAM with respect to the Multimanager Technology Portfolio, the Board also considered and unanimously approved the renewal of investment sub-sub-advisory agreements between FIAM and FIL Investment Advisors (“FIA”) and between FIA and its affiliate FIL Investment Advisors (UK) Limited (“FIA UK”), pursuant to which FIA and FIA UK provide certain services to the Portfolio.

In reaching its decision to renew the Agreement(s) with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio, including: (1) the nature, quality and extent of the overall services provided to the Portfolio by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective affiliates, including the investment performance of the Portfolio (and, where applicable, each allocated portion of the Portfolio advised by a different Sub-Adviser); (2) the level of the Portfolio’s advisory fee and, where applicable, sub-advisory fee(s), and the Portfolio’s expense ratios relative to those of peer funds; (3) the costs of the services provided by, and the profits realized by, the Adviser

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and its affiliates from their relationships with the Portfolio; (4) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and whether any such economies of scale are equitably shared with investors; and (5) “fall-out” benefits that may accrue to the Adviser, the relevant Sub-Adviser(s) and their respective affiliates (that is, indirect benefits that they would not receive but for their relationships with the Portfolio). The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the mutual fund industry.

In connection with its deliberations, the Board took into account a broad range of information (both written and oral) provided to the Board, including its various committees, throughout the year, as well as information provided specifically in connection with the annual renewal process. The Trustees also recognized that the contractual arrangements for the Portfolios have been reviewed by the Trustees and discussed with the Adviser in prior years and that the Trustees’ conclusions may take into account conclusions reached during their consideration of these same arrangements in prior years. The Board is assisted by counsel for the Trust, and the Independent Trustees are also separately assisted by independent legal counsel, throughout the year, as well as during the annual renewal process.

Information provided and discussed throughout the year included investment performance reports and related financial and general market outlook information for each Portfolio, as well as periodic reports on, among other matters, brokerage allocation and execution; pricing and valuation of portfolio securities; legal and compliance matters; shareholder and other services and support provided to the Portfolios by the Adviser, the relevant Sub-Adviser(s) and their respective affiliates, as well as other third-party providers; actual and potential conflicts of interest that could impact the business operations and relationships of the Adviser and the Trust or affect the Adviser’s recommendations about Sub-Advisers; sales and marketing activity; risk management; and overall market and regulatory developments. In addition, the sub-groups of the Board’s Investment Committee, composed of Independent Trustees, met individually with, and engaged in extensive discussions along with management representatives and outside legal counsel with, Sub-Advisers during presentations made at regularly scheduled Investment Committee meetings during the year. The meetings, discussions and presentations throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser, the Sub-Advisers and, where applicable, their respective affiliates, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

Information provided and discussed specifically in connection with the annual renewal process included a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund industry data, as well as additional substantial material prepared by management. Broadridge provided its report directly to the Independent Trustees and included in its report comparative fee and expense information for each Portfolio and comparative investment performance information for each Portfolio with at least one year of operating history as of March 31, 2024. The Independent Trustees, in consultation with their independent legal counsel, annually review and assess and, as they deem appropriate, request revisions to, the materials provided by Broadridge to ensure that the Independent Trustees continue to receive comparative fee, expense, and investment performance information in a format that facilitates and enhances their review of the Portfolios’ investment advisory arrangements. The additional material prepared by management generally included Portfolio-by-Portfolio information showing, among other information, each Portfolio’s average net assets; advisory fees and, where applicable, sub-advisory fees; expense ratios; expense limitation arrangements; investment performance (in addition to the performance information prepared by Broadridge); and profitability information, including information regarding the profitability of the Adviser’s operations on an overall Trust basis, as well as on a Portfolio-by-Portfolio basis. In addition, for each Portfolio, the Adviser and, where applicable, the relevant Sub-Adviser(s) provided separate materials describing the Portfolio’s investment performance over various time periods and the services provided and the fees charged with respect to the Portfolio and discussing whether the Portfolio had performed as expected over time and other matters.

The annual renewal process extends over at least two regular meetings of the Board in June and July (although the Independent Trustees believe that, in fact, the process extends year-round, and the Independent Trustees receive information on an ongoing basis) to ensure that the Adviser and the Sub-Advisers have time to respond to any questions the Independent Trustees may have on their initial review of the materials and that the Independent Trustees have time to consider those responses. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting at which the Board approved the renewal of the Agreements and during their deliberations regarding the Agreements and received from legal counsel materials

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outlining, among other things, their fiduciary duties and the legal standards applicable to their consideration of the proposed renewal of the Agreements. The Independent Trustees also held a conference call in advance of the meeting at which the Board approved the renewal of the Agreements to review the information provided and communicated follow-up questions for management to address at the renewal meeting. The Independent Trustees also met in executive sessions with their independent legal counsel during the meeting to discuss the Agreements and the information provided and consider their responsibilities under applicable law. When invited, management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreements and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions and negotiations regarding the Agreements. As noted below, as a result of these extensive discussions and negotiations, the Adviser had voluntarily agreed (i) to implement revisions to the advisory fee rate schedules for certain of the Portfolios, (ii) to implement revisions to the administrative fee rate schedules for all of the Portfolios, and (iii) to implement lower expense limitations for certain of the Portfolios. In addition, the Independent Trustees requested and reviewed information and met during the year to discuss information relevant to their annual consideration of the Agreements.

The Board also noted that the Trust is an affiliated investment company of 1290 Funds, which is managed by Equitable Investment Management, LLC (“EIM II”), an affiliate of the Adviser, and that all of the Board members also currently serve on the Board of Trustees of 1290 Funds. The Board noted that the Adviser served as the investment adviser to 1290 Funds prior to January 1, 2023. The Board also noted that certain of the Sub-Advisers currently serve as investment sub-advisers for one or more series of 1290 Funds (such Sub-Advisers together, the “EQ Sub-Advisers”).1 The Trustees took into account information relating to the Adviser, EIM II and the EQ Sub-Advisers provided to the Trustees, in their capacities as Trustees of 1290 Funds, at prior meetings of the Board of Trustees of 1290 Funds, and the Trustees noted their experience and familiarity with the Adviser, EIM II, the EQ Sub-Advisers, and the series of 1290 Funds gained from their service on the Boards of Trustees of 1290 Funds and the Trust.

Although the Board approved the renewal of the Agreements for all of the Portfolios at the same Board meeting, the Board considered each Portfolio and each relevant Agreement separately and, in doing so, noted the respective roles of the Adviser and, as applicable, the relevant Sub-Adviser(s) in providing services to the Portfolio. The Board’s decision to renew the relevant Agreement(s) with respect to each Portfolio was not based on a single identified factor, but rather reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual renewal process. Each Trustee may have attributed different levels of importance to the various factors and information considered in connection with the renewal process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. With respect to each Sub-Advisory Agreement, the Board also took into account the Adviser’s recommendation to approve the renewal of the Sub-Advisory Agreement. In approving the renewal of the relevant Agreement(s) with respect to each Portfolio, each Trustee, including the Independent Trustees, after considering all factors and information they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the advisory fee and, where applicable, sub-advisory fee(s) were fair and reasonable and that the renewal of the Agreement(s) was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors and information it deemed relevant to its decision to renew the Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services provided to each Portfolio and its investors by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s and each relevant Sub-Adviser’s responsibilities with respect to each Portfolio and the Adviser’s and each relevant Sub-Adviser’s experience in serving as an investment adviser for the Portfolio(s) and for funds and accounts similar to the Portfolio(s) each advises, including, as applicable, series (or allocated portion(s) of series) of 1290 Funds.

[1]	The EQ Sub-Advisers are American Century, AXA IM, Brandywine Global, GAMCO, and Loomis Sayles.

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With respect to the Adviser, the Board considered that the Adviser is responsible for, among other things, developing investment strategies for the Portfolios (and the portions thereof); researching, selecting and hiring Sub-Advisers, conducting ongoing due diligence on and monitoring Sub-Advisers, and, when necessary or advisable, terminating or replacing Sub-Advisers; allocating and rebalancing Portfolio assets among Sub-Advisers; overseeing the selection of investments for the Portfolios (or the portions thereof) that the Sub-Advisers sub-advise; making investment decisions for the Portfolios (or the portions thereof) that it manages directly; managing the tactical volatility management strategy for certain of the Portfolios that employ such a strategy; monitoring and evaluating the investment performance of the Portfolios (or the portions thereof); monitoring the investment operations and composition of the Portfolios (or the portions thereof) and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law and the Trust’s compliance policies and procedures; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Portfolios among the Sub-Advisers and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Adviser’s process for selecting and monitoring the Sub-Advisers and the other service providers to the Portfolios and its process for making investment decisions for the Portfolios (or the portions thereof) that it manages directly, as well as information regarding the qualifications and experience of, and resources available to, the Adviser’s personnel who perform those functions with respect to the Portfolios. In addition, the Board considered the quality of the Adviser’s communications with the Board and the Adviser’s responsiveness to Board inquiries and requests made from time to time with respect to the Portfolios. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring new Portfolios or recommending and implementing changes (for example, investment objective, strategy or policy changes) to existing Portfolios and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, cybersecurity, enterprise, litigation, regulatory and compliance risks, with respect to all Portfolios. The Board considered that the Adviser’s responsibilities with respect to all Portfolios include daily monitoring of investment, operational, cybersecurity, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolios. The Board also considered periodic reports provided to the Board regarding the Adviser’s ongoing risk monitoring and management activities. The Board also noted that the Portfolios operate in an increasingly complex regulatory environment.

With respect to the Sub-Advisers, the Board considered that each Sub-Adviser, subject to the oversight of the Adviser, is responsible for making investment decisions for the Portfolio(s) (or the portion(s) thereof) that it sub-advises; placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio(s) (or the portion(s) thereof) that it sub-advises; and performing certain related administrative functions. The Board also reviewed information regarding each Sub-Adviser’s process for selecting investments for the Portfolio(s) (or the portion(s) thereof) that it sub-advises, as well as information regarding the qualifications and experience of the Sub-Adviser’s portfolio managers who provide services to the Portfolio(s) that it sub-advises, as well as information on staffing levels and succession planning. The Board also considered information regarding each Sub-Adviser’s policies for executing portfolio transactions for the Portfolio(s) (or the portion(s) thereof) that it sub-advises and, where applicable, information regarding a Sub-Adviser’s policies for obtaining research from brokers and dealers.

In addition, the Board considered the allocation of Portfolio brokerage, including allocations to broker-dealers affiliated with the Adviser or a Sub-Adviser. The Board also considered the use of “soft” commission dollars to pay for research services, as applicable. In this regard, the Board also considered the Adviser’s and each Sub-Adviser’s trading experience and received information regarding how the Adviser and each Sub-Adviser seek to achieve “best execution” on behalf of a Portfolio (or portion thereof), including a report by an independent portfolio trading analytical firm and reports from the Trust’s Chief Compliance Officer regarding the monitoring of execution quality.

The Board also considered the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s and each Sub-Adviser’s compliance programs, policies and procedures, including those relating to cybersecurity and business continuity, and any compliance matters involving the Adviser and any applicable Sub-Adviser that had been brought to the Board’s attention during the year. In addition, the Board considered whether there were any

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pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and the Sub-Advisers and received information regarding the Adviser’s and each Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios. The Board also considered information as to the overall amount of assets sub-advised by each Sub-Adviser and noted the largest Sub-Adviser relationships, both in terms of aggregate net assets sub-advised and, for smaller Sub-Advisers, net assets sub-advised as a percentage of the Sub-Adviser’s total assets under management. In addition to periodic reports throughout the year, the Independent Trustees received information about business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with the Sub-Advisers and/or their affiliates in addition to the relationships involving the Portfolios. In this regard, the Board also received materials regarding the practices, policies and procedures (as well as periodic enhancements thereto) adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also considered periodic reports provided to the Board regarding the services provided by the Adviser, the Sub-Advisers and, where applicable, their affiliates. The Board also considered actions taken by the Adviser and the Sub-Advisers in response to market conditions and other developments over the past year and considered the overall performance of the Adviser and the Sub-Advisers in this context. The Board also considered information about the Adviser’s and each Sub-Adviser’s ability to continue to provide the same scope and quality of services to its respective Portfolio(s). The Board noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with regular updates on market volatility, the operation of the Trust and the Portfolios, developments related to the Adviser’s business, and the Adviser’s ongoing oversight and enhanced monitoring of the Portfolios’ Sub-Advisers, in light of a variety of market, economic and other factors, as well as new regulatory requirements. The Independent Trustees also requested and received information about the Adviser’s, the Sub-Advisers’, and other key service providers’ use of artificial intelligence (“AI”) technologies in providing services to the Portfolios. The Board also noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with periodically updated EIM assets under management and Portfolio average net assets information, as well as updated investment performance information, including the impact of volatility management strategies on the performance of the Portfolios that pursue volatility management strategies either directly or through investments in underlying portfolios (as defined below) that pursue such strategies.

The Board also considered strategic and other actions taken by the Adviser in response to recent events within the mutual fund industry, including actions taken in response to legal and regulatory developments, including new U.S. Securities and Exchange Commission rulemaking affecting the mutual fund industry. The Board also requested and received throughout the past year information from the Adviser and various service providers on various topics impacting mutual funds generally, including pricing and valuation of portfolio securities; liquidity and derivatives risk management; cybersecurity; trustee independence; mutual fund board governance “best practices”; and environmental, social and governance (“ESG”) investing. The Board noted that certain of these topics may present significant ongoing challenges for mutual funds and result in an increase in the responsibilities and costs of mutual fund service providers, including the Adviser. The Board also noted the increasing complexity of the financial markets.

The Board also considered the benefits to investors from participation in a Portfolio sponsored by the Adviser, including the benefits of investing in a fund that is part of a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. The Board likewise considered that investors have chosen to invest in mutual funds sponsored by the Adviser. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates provide to the Portfolios and their shareholders. The Board also noted that, throughout the past year, the Adviser and its affiliates had continued or undertaken strategic and other actions and initiatives intended to enhance various aspects of the Trust’s and the Board’s operations and investors’ experience with the mutual funds sponsored by the Adviser. In this regard, the Board also noted that the Adviser continually reviews the overall line-up of investment options and conducts in-depth analysis of its entire fund complex to provide recommendations to the Board to streamline and strengthen the fund complex’s line-up. The Board recognized that certain of these strategic and other actions and initiatives may also have a positive impact on the profitability and financial position of the Adviser and its affiliates.

For purposes of evaluating the nature, quality and extent of the overall services provided to each Portfolio, the Board also considered discussions with the Adviser and, where applicable, the relevant Sub-Adviser(s) about Portfolio investment performance that occur at Board and Investment Committee meetings throughout the year. In this regard, the Board noted that, as part of regularly scheduled Portfolio reviews and other detailed reports to the

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Board on Portfolio performance, the Board periodically received and considered information regarding each Portfolio’s performance over various time periods on both an absolute basis and relative to the performance of a recognized securities market index (“benchmark”) and/or a custom blended index developed by the Adviser that comprises multiple recognized indexes (“blended benchmark”), and one or more peer groups of other mutual funds deemed by Broadridge to be comparable to the Portfolio (each, a “peer group”). The performance information generally included, among other information, annual total returns, average annual total returns, cumulative returns and/or rolling period total returns. The Board also reviewed information about performance attribution (including factors that contributed to, or detracted from, Portfolio performance) and reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers. The Board also considered the Adviser’s effectiveness in monitoring the performance of the Sub-Advisers, and the Adviser’s responses to performance issues when identified. The Board also considered certain information, reflected in Appendix A, provided to the Board regarding each Portfolio’s performance relative to the performance of a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2024. The Board noted that this information supplemented other performance information provided to the Board throughout the year and in connection with the annual renewal process. For each Portfolio with at least one year of operating history as of March 31, 2024, the Board also considered information, provided directly to the Board by Broadridge, regarding each Portfolio’s performance over various time periods relative to the performance of a benchmark and/or a blended benchmark and Broadridge’s “performance universe” consisting of a peer group of funds. Broadridge also provided, and the Board considered, comparisons to (i) managed volatility Broadridge peer groups for the Portfolios that pursue volatility management strategies either directly or through investments in underlying portfolios (as defined below) that pursue such strategies, and (ii) Broadridge peer groups for the active equity Portfolios that invest according to certain ESG or social criteria. The Board also noted that, at the Independent Trustees’ request, the Adviser had provided the Board with updated performance information for all of the Portfolios for periods ended June 30, 2024, as well as market commentary, in connection with the annual renewal process.

The Board received a description of, and factored into its evaluation of each Portfolio’s performance the limitations inherent in, Broadridge’s methodology for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in a Portfolio’s being included in one peer group one year and in a different peer group the next, and in similar Portfolios being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Broadridge provided a useful measure of comparative performance. The Board noted that while the Adviser requested that the Board be provided certain supplemental peer group performance information, the Adviser did not participate in Broadridge’s selection of peer funds, or identification of a peer group, for any Portfolio.

In evaluating the Portfolios’ performance, the Board generally considered longer-term performance over a full market cycle (typically five years or longer, if applicable) to be more important than short-term performance and generally placed greater emphasis on investment results relative to benchmarks consistent with each Portfolio’s objective. The Board also took into account factors including general market conditions (including the amount of volatility in the market over the past year); interest rate and inflation levels and credit conditions; the “style” in which the Portfolios are managed, as applicable, and whether that style is in or out of favor in the market; the relative sizes of the Portfolios; issuer-specific information; and fund cash flows. In this regard, the Board also noted how selecting different time periods for performance calculations (for example, whether a one-year period is from December to December or March to March) can produce significantly different results in terms of a Portfolio’s returns and peer ranking on a relative basis, particularly during periods of market volatility. The Board also recognized that market and economic conditions may significantly impact a Portfolio’s performance, particularly over shorter periods, and such performance may be more reflective of such market or economic conditions and not necessarily reflective of management skill. The Board further acknowledged that longer-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered that variations in performance among a Portfolio’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

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The following paragraphs, in which the Portfolios are grouped by investment strategy (for example, allocation strategies, “passive” strategies, “pactive” strategies, and active strategies), provide additional information that the Board considered in evaluating the performance of each Portfolio.

Allocation Portfolios

With respect to the performance of the Strategic Allocation Portfolios, the EQ Allocation Portfolios, the Target Allocation Portfolios, the MF/ETF Portfolios, and the 1290 VT Moderate Growth Allocation and EQ/All Asset Growth Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds managed by EIM and invests in securities of other mutual funds and/or exchange-traded securities of other investment companies or investment vehicles (referred to collectively as “underlying portfolios”) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests. The Board also considered that each Portfolio allocates its assets between equity and fixed income investments (and, in the case of the EQ/All Asset Growth Allocation Portfolio, alternative investments) through its investments in underlying portfolios. The Board noted that the underlying portfolios in which each Portfolio other than the 1290 VT Moderate Growth Allocation Portfolio may invest include series of the Trust and/or 1290 Funds.

In evaluating the performance of the Equitable Conservative Growth MF/ETF Portfolio, the Board also noted that, in August 2022, the Portfolio had changed from a sub-advised fund to a fund-of-funds managed by EIM, and had changed its investment objective, policies and strategy, fee and expense structure, performance benchmark, and name. Therefore, the Board focused on the Portfolio’s performance since that time.

The Board also noted that the Equitable Growth MF/ETF and Equitable Moderate Growth MF/ETF Portfolios had only a short operating history on which to evaluate performance.

With respect to the performance of the EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios, the Board considered that each Portfolio allocates its assets between equity and fixed income investments and is advised by a single Sub-Adviser.

The Board further considered that certain of the underlying portfolios in which each of the Strategic Allocation Portfolios and the EQ Allocation Portfolios invests may employ a tactical volatility management strategy that is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board also noted that the funds in a Portfolio’s peer group may employ volatility management strategies different from those employed by underlying portfolios in which the Portfolio invests.

The Board further considered that, in connection with the Portfolio’s investment strategy, each of the 1290 VT Moderate Growth Allocation, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios may employ distinct volatility management techniques. The Board also noted that the funds in a Portfolio’s peer group may employ volatility management strategies different from those employed by the Portfolio.

The Board also factored into its evaluation of a Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and fixed income (and, as applicable, alternative) investments, to the performance of a benchmark that consists entirely of equity or fixed income securities and to the performance of a peer group that includes funds that may allocate their assets between equity and fixed income investments in different percentages over time than the Portfolio and among other asset classes. In this respect, the Board noted that, for each Portfolio other than a Target Allocation Portfolio, the Adviser had developed and implemented a custom blended benchmark that has weighted levels of exposure to equity and fixed income (and, as applicable, alternative) securities. The Board considered each such Portfolio’s blended benchmark in evaluating the Portfolio’s performance. The Board also factored into its evaluation of each Target Allocation Portfolio’s performance that, although the Portfolio’s benchmark may correspond to a particular target retirement date, it may have levels of exposure to equity and debt securities that vary from the Portfolio’s asset allocation over time.

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The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark and/or blended benchmark, as applicable, and efforts to improve the Portfolio’s performance. Where applicable, the Board also considered, with respect to each sub-advised Portfolio, steps that the Adviser and the Sub-Adviser had taken to address a Portfolio’s performance, including any changes to the portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, including, for certain Sub-Advisers, enhancements to their volatility management model, and the performance results of the Portfolio since the date of such changes. Where applicable, the Board also considered, with respect to each fund-of-funds Portfolio, steps that the Adviser had taken to address a Portfolio’s performance, including any changes to the investment strategies of a Portfolio or to the underlying portfolios in which a Portfolio invests, and the performance results of the Portfolio since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement(s) and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and, where applicable, the relevant Sub-Adviser regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and, where applicable, the relevant Sub-Adviser’s continued management of the Portfolio.

“Passive” with Managed Volatility Portfolios

With respect to the performance of the ATM International Managed Volatility, ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, EQ/400 Managed Volatility, EQ/500 Managed Volatility, EQ/2000 Managed Volatility and EQ/International Managed Volatility Portfolios, the Board considered that each Portfolio follows an investment strategy under which the Portfolio is normally divided into two portions, one of which uses an indexing (or “passive”) strategy to seek to track the performance (before fees and expenses) of the Portfolio’s benchmark, and the other of which seeks to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Board further considered that each Portfolio’s tactical volatility management strategy is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board also noted that the funds in a Portfolio’s peer group may employ volatility management strategies different from those employed by the Portfolio. The Board also noted that each Portfolio may invest in exchange-traded securities of other investment companies or investment vehicles (“ETFs”).

The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s performance. Where applicable, the Board also considered steps that the Adviser and the Sub-Advisers had taken to address a Portfolio’s performance, including any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreements and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and the relevant Sub-Advisers regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and each Sub-Adviser’s continued management of the Portfolio.

“Passive” without Managed Volatility Portfolios

With respect to the performance of the 1290 VT Natural Resources and 1290 VT Real Estate Portfolios, the Board considered that each Portfolio seeks to track the performance (before fees and expenses) of its benchmark. With respect to the performance of the 1290 VT Socially Responsible Portfolio, the Board considered that the Portfolio seeks to track the investment results of a benchmark consisting of a universe of securities that have positive ESG characteristics. With respect to the performance of the 1290 VT Convertible Securities, EQ/Common Stock Index, EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/

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Long-Term Bond, EQ/Mid Cap Index and EQ/Small Company Index Portfolios, the Board considered that each Portfolio seeks to achieve a total return (before fees and expenses) that approximates the total return performance of its benchmark. The Board noted that each Portfolio uses an indexing (or “passive”) strategy. The Board also noted that each Portfolio’s performance was expected to vary from (and generally was expected to be lower than) that of its benchmark due to fees, management of cash flows, transaction costs, valuation and other factors, which affect the Portfolio but not the benchmark.

The Board also took into account that peer groups in which Broadridge placed certain Portfolios for comparison purposes include only funds with passive management strategies, whereas peer groups in which Broadridge placed other Portfolios for comparison purposes include funds with active management strategies.

In evaluating the performance of the 1290 VT Convertible Securities Portfolio, the Board also noted that, in June 2021, the Portfolio had converted from an investment strategy under which the Portfolio’s assets normally were allocated between two portions, one of which was actively managed and the other of which was invested in passively managed ETFs, to an entirely passive management strategy; the Portfolio had replaced its Sub-Adviser; and the Portfolio had changed its investment objective, performance benchmark, and fee and expense structure. Therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the 1290 VT Socially Responsible Portfolio, the Board also took into account that the Portfolio is a specialty portfolio that offers a unique investment strategy and enhances the range of investment options available to investors.

The Board also noted that the EQ/Intermediate Corporate Bond and EQ/Long-Term Bond Portfolios had only a short operating history on which to evaluate performance.

The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time, and the extent to which each Portfolio had achieved its objective, as described above. In this connection, the Board also considered information on the correlation and tracking error between each Portfolio and its respective benchmark over various time periods, as well as the Adviser’s and the relevant Sub-Adviser’s views and explanations of this information.

Based on its review and the explanations provided by the Adviser and the relevant Sub-Adviser regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and the Sub-Adviser’s continued management of the Portfolio.

“Pactive” with Managed Volatility Portfolios

With respect to the performance of the EQ/ClearBridge Select Equity Managed Volatility, EQ/Franklin Small Cap Value Managed Volatility, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility and EQ/Mid Cap Value Managed Volatility Portfolios, the Board considered that each Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated among multiple Sub-Advisers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. The Board also noted that each of the EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility and EQ/Mid Cap Value Managed Volatility Portfolios may invest in ETFs.

The Board noted that each Portfolio uses a combination of active and passive (or “pactive”) investment strategies. The Board also considered that, in connection with the pactive investment strategy, each Portfolio may employ various volatility management techniques, including the use of futures and options to manage equity exposure. The Board further considered that each Portfolio’s volatility management strategy is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board also noted that the funds in a Portfolio’s peer group may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components, and that the funds in a Portfolio’s peer group may employ volatility management strategies different from those employed by the Portfolio.

For each of the EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility and EQ/Large Cap Value Managed Volatility Portfolios, the Board also noted that, within the past five years, the Portfolio

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had replaced a Sub-Adviser managing a portion of the Portfolio and, therefore, the Board considered the recent Sub-Adviser change in reviewing the Portfolio’s performance.

In addition, the Board considered the performance of the allocated portions of each Portfolio managed by different Sub-Advisers and whether the performance of the portions allocated to each of the Sub-Advisers met the Board’s expectations as to the compatibility of the Sub-Advisers’ different investment strategies and styles and the contributions of each to the overall Portfolio strategy and performance. The Board noted that the Sub-Advisers that pursue active investment strategies on behalf of the “pactive” Portfolios may pursue more aggressive investment strategies that are designed to be complementary to the associated index strategies, and that these Sub-Advisers may invest a greater percentage of their allocated portions in particular issuers and industries; as a result, these active investment strategies tend to exhibit more performance volatility from year to year.

The Board and the Adviser discussed the performance of each Portfolio and each allocated portion thereof, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s or an allocated portion’s underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s or allocated portion’s performance. Where applicable, the Board also considered steps that the Adviser and the Sub-Advisers had taken to address a Portfolio’s or an allocated portion’s performance, including any changes or additions to the Sub-Advisers or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio or allocated portion since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreements and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and the relevant Sub-Advisers regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and each Sub-Adviser’s continued management of the Portfolio.

“Pactive” without Managed Volatility Portfolios

With respect to the performance of the 1290 VT High Yield Bond Portfolio, the Board considered that the Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated between two portions, one of which is actively managed and the other of which is invested in ETFs that are passively managed. With respect to the performance of the 1290 VT Micro Cap, 1290 VT Small Cap Value, EQ/Emerging Markets Equity PLUS, EQ/Morgan Stanley Small Cap Growth and EQ/Quality Bond PLUS Portfolios, the Board considered that each Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated among multiple Sub-Advisers, each of which manages its portion of the Portfolio using a different but complementary investment strategy, whereby one portion is actively managed and the other portion seeks to track the performance of a particular index. With respect to the performance of the EQ/AB Small Cap Growth Portfolio, the Board considered that the Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated between two portions, one of which is actively managed and the other of which seeks to track the performance of a particular index. With respect to the performance of the Multimanager Aggressive Equity, Multimanager Core Bond, and Multimanager Technology Portfolios, the Board considered that each Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated among multiple Sub-Advisers, each of which manages its portion of the Portfolio using a different but complementary investment strategy, whereby one portion of a Portfolio seeks to track the performance of a particular index, one portion of the Multimanager Technology Portfolio may invest in ETFs, and one or more other portions of a Portfolio are actively managed.

The Board noted that each Portfolio uses a combination of active and passive (or “pactive”) investment strategies. The Board also noted that the funds in a Portfolio’s peer group may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components.

For the Multimanager Technology Portfolio, the Board also noted that the Portfolio had added a Sub-Adviser in February 2023 and, therefore, the Board considered the recent Sub-Adviser addition in reviewing the Portfolio’s performance.

In addition, the Board considered the performance of the allocated portions of each Portfolio managed by different Sub-Advisers and whether the performance of the portions allocated to each of the Sub-Advisers met the

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Board’s expectations as to the compatibility of the Sub-Advisers’ different investment strategies and styles and the contributions of each to the overall Portfolio strategy and performance. The Board noted that the Sub-Advisers that pursue active investment strategies on behalf of the “pactive” Portfolios may pursue more aggressive investment strategies that are designed to be complementary to the associated index strategies, and that these Sub-Advisers may invest a greater percentage of their allocated portions in particular issuers and industries; as a result, these active investment strategies tend to exhibit more performance volatility from year to year.

The Board and the Adviser discussed the performance of each Portfolio and each allocated portion thereof, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s or an allocated portion’s underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s or allocated portion’s performance. Where applicable, the Board also considered steps that the Adviser and the Sub-Advisers had taken to address a Portfolio’s or an allocated portion’s performance, including any changes or additions to the Sub-Advisers or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio or allocated portion since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreements and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and the relevant Sub-Advisers regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and each Sub-Adviser’s continued management of the Portfolio.

Active Portfolios

With respect to the performance of the 1290 VT DoubleLine Opportunistic Bond, 1290 VT Equity Income, 1290 VT GAMCO Mergers & Acquisitions, 1290 VT GAMCO Small Company Value, 1290 VT SmartBeta Equity ESG, EQ/AB Short Duration Government Bond, EQ/AB Sustainable U.S. Thematic, EQ/American Century Mid Cap Value, EQ/Capital Group Research, EQ/ClearBridge Large Cap Growth ESG, EQ/Fidelity Institutional AM® Large Cap, EQ/Franklin Rising Dividends, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Comstock, EQ/Invesco Global, EQ/Invesco Global Real Assets, EQ/Janus Enterprise, EQ/JPMorgan Growth Stock, EQ/JPMorgan Value Opportunities, EQ/Lazard Emerging Markets Equity, EQ/Loomis Sayles Growth, EQ/MFS International Growth, EQ/MFS International Intrinsic Value, EQ/MFS Mid Cap Focused Growth, EQ/MFS Technology, EQ/MFS Utilities Series, EQ/Money Market, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, EQ/T. Rowe Price Health Sciences, EQ/Value Equity and EQ/Wellington Energy Portfolios, the Board considered that each Portfolio is actively managed and advised by a single Sub-Adviser. With respect to the performance of the EQ/Core Plus Bond Portfolio, the Board considered that the Portfolio is actively managed and advised by multiple Sub-Advisers.

With respect to the performance of the 1290 VT Multi-Alternative Strategies Portfolio, the Board considered that the Portfolio operates as a fund-of-funds managed by EIM and invests in ETFs (referred to as “underlying portfolios”) and recognized, therefore, that the Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

In evaluating the performance of the 1290 VT GAMCO Mergers & Acquisitions Portfolio, the Board also took into account that the Portfolio is a specialty portfolio that offers a unique investment strategy and enhances the range of investment options available to investors and that the peer group in which the Portfolio was placed for comparison purposes includes a wider range of fund types.

The Board also noted that the EQ/AB Sustainable U.S. Thematic Portfolio integrates ESG considerations into its portfolio construction process and had only a short operating history on which to evaluate performance.

In evaluating the performance of the EQ/ClearBridge Large Cap Growth ESG Portfolio, the Board also noted that, prior to March 2022, the Portfolio did not integrate ESG considerations into its portfolio construction process to the same extent.

In evaluating the performance of the EQ/Core Plus Bond Portfolio, the Board also noted that, in May 2020, the Portfolio had changed from a fund-of-funds managed by EIM to a fund that invests directly in securities and other instruments and is actively managed by multiple Sub-Advisers, and had implemented a new investment strategy and changed its investment objective, performance benchmark, and fee and expense structure. Therefore,

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the Board focused on the Portfolio’s performance since that time. In addition, the Board considered the performance of the portions of the Portfolio managed by different Sub-Advisers and whether the performance of the portions managed by each of the Sub-Advisers met the Board’s expectations as to the compatibility of the Sub-Advisers’ investment strategies and styles and the contributions of each to the overall Portfolio strategy and performance.

In evaluating the performance of the EQ/Invesco Global Portfolio, the Board also noted that the Portfolio had changed its benchmark in December 2022.

In evaluating the performance of the EQ/Invesco Global Real Assets Portfolio, the Board also noted that the Portfolio had modified its investment strategy in May 2021 and changed its benchmark in June 2021 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/MFS International Intrinsic Value Portfolio, the Board also noted that the Portfolio had changed its benchmark in December 2020.

In evaluating the performance of the EQ/MFS Mid Cap Focused Growth Portfolio, the Board also noted that the Portfolio had replaced its Sub-Adviser and modified its investment strategy in November 2019 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/MFS Utilities Series Portfolio, the Board also noted that the Portfolio had changed its benchmark in May 2020.

In evaluating the performance of the EQ/PIMCO Total Return ESG Portfolio, the Board also noted that, prior to March 2022, the Portfolio did not integrate ESG considerations into its portfolio construction process.

In evaluating the performance of the EQ/JPMorgan Growth Stock Portfolio, the Board also noted that the Portfolio had replaced its Sub-Adviser and modified its investment strategy in July 2023 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/Value Equity Portfolio, the Board also noted that the Portfolio had replaced its Sub-Adviser, modified its investment strategy, and changed its fee structure in February 2021 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/Wellington Energy Portfolio, the Board also noted that the Portfolio had replaced its Sub-Adviser and modified its investment strategy in November 2019 and changed its benchmark in May 2020 and, therefore, the Board focused on the Portfolio’s performance since the change in Sub-Adviser.

The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio (or allocated portion thereof) had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s (or an allocated portion’s) underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s (or allocated portion’s) performance. Where applicable, the Board also considered, with respect to each sub-advised Portfolio, steps that the Adviser and the Sub-Adviser(s) had taken to address a Portfolio’s (or an allocated portion’s) performance, including any changes to the Sub-Adviser(s) or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio (or allocated portion) since the date of such changes. The Board also considered, with respect to the fund-of-funds Portfolio, steps that the Adviser had taken to address the Portfolio’s performance, including any changes to the investment strategies of the Portfolio or to the underlying portfolios in which the Portfolio invests, and the performance results of the Portfolio since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement(s) and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and, where applicable, the relevant Sub-Adviser(s) regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and, where applicable, the/each relevant Sub-Adviser’s continued management of the Portfolio.

All Portfolios

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services provided by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective

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affiliates were appropriate for the Portfolio in light of its investment objective(s) and, thus, supported a decision to approve the renewal of the Agreement(s).

Fees and Expenses

The Board considered each Portfolio’s advisory fee and, where applicable, sub-advisory fee(s) in light of the nature, quality and extent of the overall services provided by the Adviser and, where applicable, the relevant Sub-Adviser(s). The Board also reviewed comparative fee and expense information for each Portfolio provided directly to the Board by Broadridge. The information provided by Broadridge included an analysis of how each Portfolio’s contractual advisory fee, actual advisory fee, other expense components, and total expense ratio compared with those of peer groups of other mutual funds selected by Broadridge as constituting an appropriate expense comparison for the Portfolio (typically, both a smaller expense “group” of funds selected for similarity in terms of asset size as well as other factors, and a broader expense “universe” consisting of a larger group of funds more broadly comparable to the Portfolio) (a Portfolio’s “Broadridge category”). For each Portfolio, Broadridge provided information on the Portfolio’s contractual advisory fee in comparison with the contractual advisory fee that would have been charged by other funds within a Broadridge category assuming the other funds were similar in size to the Portfolio, as well as information on the Portfolio’s actual advisory fee and total expense ratio in comparison with those of other funds within a Broadridge category. The advisory fee analysis includes within such fee any separate administrative fee paid by a fund, including the administrative fee a Portfolio paid to EIM II, an affiliate of the Adviser, in its capacity as administrator for the Portfolio. The contractual advisory fee analysis does not take into account any fee reimbursements or waivers, whereas the actual advisory fee analysis does take into account any advisory (including any administrative) fee reimbursements or waivers that benefit a fund. The total expense ratio represents a fund’s total net operating expenses and takes into account any expense reimbursements or fee waivers that benefit a fund. Broadridge provided, and the Board considered, total expense ratio comparisons including and excluding any 12b-1 or non-12b-1 service fees and, as applicable, including fees and expenses of any underlying funds in which a fund invests. Broadridge also provided, and the Board considered, comparisons to managed volatility Broadridge categories for the Portfolios that pursue volatility management strategies either directly or through investments in underlying portfolios that pursue such strategies.

The Broadridge expense data was derived in part from fund financial statements available to Broadridge as of the date of its analysis. For each Portfolio, the Broadridge expense data was based upon information taken from the Portfolio’s audited financial statements for the period ended December 31, 2023, which reflect historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. Broadridge provided expense data for Class IB shares of each Portfolio other than the ATM International Managed Volatility, ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility and ATM Small Cap Managed Volatility Portfolios (the “ATM Portfolios”). The Board reviewed the expense data for Class IB shares as a proxy for all of a Portfolio’s operational share classes. In this regard, the Board noted that the expenses for a Portfolio’s Class IB shares are generally equal to the expenses for a Portfolio’s Class IA shares (as applicable) and higher than the expenses for a Portfolio’s Class K shares (as applicable) and that the expense comparisons may differ for different share classes. For the ATM Portfolios, Broadridge provided expense data for Class K shares, the ATM Portfolios’ only operational share class.

The Board received a description of, and factored into its evaluation of each Portfolio’s fees and expenses the limitations inherent in, Broadridge’s methodology for developing and constructing Broadridge categories and for determining, from year to year, which mutual funds should be included in which Broadridge categories, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in a Portfolio’s being included in one peer group one year and in a different peer group the next, and in similar Portfolios being included in different peer groups. The Board recognized these inherent limitations and, taking into account commentary and supporting data presented by management, also recognized that comparisons between a Portfolio and other mutual funds in a Broadridge category may not be as relevant in certain circumstances, given that in some cases a Portfolio may exhibit notable differences (for example, in its objective(s), management techniques, relative size, and operating structure) when compared to other mutual funds in a Broadridge category. The Board also noted that the number of mutual funds included in a Broadridge category may be relatively small and may differ significantly from category to category and from year to year and that the constituent mutual funds included in a Broadridge category (as well as their respective advisory/administrative fees and total expense ratios) also may differ from year to year, which can limit the relevance of the comparisons. The Board noted that it generally considered the more-narrow expense “group” comparisons to be more important in the first instance than the broader expense “universe” comparisons, but took into account the broader expense universe

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comparisons as well, including, among other circumstances, when the number of funds in the more-narrow expense group was small or other aspects of the Portfolio differed appreciably from those of the funds in the more-narrow expense group. For uniformity, the Portfolio-specific contractual advisory fee and total expense ratio comparisons provided below are relative to the broader expense universe. The Board also noted that there is no standard definition of advisory and administrative services, meaning that different mutual funds may receive different services, rendering fee and expense comparisons more difficult. Nonetheless, the Board believed that the independent analysis conducted by Broadridge assisted the Board in evaluating the reasonableness of each Portfolio’s advisory fee and total expense ratio. The Board also considered that the full effects of certain expense changes that the Adviser had agreed to implement during 2023 were not reflected in the Broadridge expense data, but that all current fees and expenses of each Portfolio are disclosed as required in Portfolio offering documents.

The Board noted that the Broadridge expense groups and universes for the Portfolios excluded ETFs because ETFs have a different structure from open-end funds like the Portfolios and shares of ETFs are accessed differently by investors. The Board also noted that the Broadridge expense groups and universes for the actively managed Portfolios excluded passive, or index, funds because passive funds pursue their investment strategies differently from the actively managed Portfolios. The Board noted that, in each case, the excluded funds could have lower advisory fees and total expenses, and that including these funds in peer groups and universes would have the effect of lowering the averages and medians of the expense measurements in the peer groups and universes. The Board also noted that, as with performance peer groups, the Adviser did not participate in Broadridge’s selection of peer funds, or identification of a peer group, for any Portfolio for purposes of fee and expense comparisons.

In addition, with respect to each sub-advised Portfolio, the Board further considered the relative levels of the sub-advisory fee(s) paid by the Adviser to the relevant Sub-Adviser(s) and the advisory fee retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the relevant Sub-Adviser(s), and the information prepared by management regarding the level of profits realized by the Adviser and its affiliates in connection with the operation of the Portfolio. The Board also considered the sub-advisory fee paid to each Sub-Adviser in light of fees charged by the Sub-Adviser to funds advised or sub-advised by the Sub-Adviser that follow investment strategies similar to those of the Portfolio (if any) and, where applicable, the rationale for differences in the Portfolio’s sub-advisory fee and the fees charged to those other funds.

Portfolio-specific contractual advisory fee and total expense ratio comparisons are provided in the following paragraphs, in which the Portfolios are grouped by investment strategy (for example, allocation strategies, “passive” strategies, “pactive” strategies, and active strategies). The total expense ratio comparisons exclude any 12b-1 or non-12b-1 service fees. For the funds-of-funds Portfolios and certain other Portfolios as noted below, the total expense ratio comparisons include fees and expenses of any underlying funds in which a fund invests.

Allocation Portfolios

The Board considered that the contractual advisory fee for each of the EQ/AB Dynamic Moderate Growth, EQ/Aggressive Allocation, EQ/Aggressive Growth Strategy, EQ/All Asset Growth Allocation, EQ/Balanced Strategy, EQ/Conservative Allocation, EQ/Conservative Growth Strategy, EQ/Conservative-Plus Allocation, EQ/Conservative Strategy, EQ/Growth Strategy, EQ/Moderate Allocation, EQ/Moderate Growth Strategy, EQ/Moderate-Plus Allocation, EQ/Ultra Conservative Strategy, Equitable Conservative Growth MF/ETF, Equitable Moderate Growth MF/ETF and Target 2015 Allocation Portfolios was at or below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/AB Dynamic Moderate Growth, EQ/Aggressive Growth Strategy, EQ/All Asset Growth Allocation, EQ/Conservative Allocation, EQ/Conservative Growth Strategy, EQ/Conservative Strategy, EQ/Growth Strategy and EQ/Ultra Conservative Strategy Portfolios was at or below the median for the Portfolio’s respective Broadridge category, the total expense ratio for the Class IB shares of each of the EQ/Balanced Strategy and EQ/Moderate Growth Strategy Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the EQ/Aggressive Allocation, EQ/Conservative-Plus Allocation, EQ/Moderate Allocation, EQ/Moderate-Plus Allocation, Equitable Conservative Growth MF/ETF, Equitable Moderate Growth MF/ETF and Target 2015 Allocation Portfolios was above the median for the Portfolio’s respective Broadridge category. For each Portfolio, the total expense ratio included the fees and expenses of underlying portfolios in which the Portfolio may invest.

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The Board considered that the contractual advisory fee for each of the EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, Equitable Growth MF/ETF, Target 2025 Allocation, Target 2035 Allocation, Target 2045 Allocation and Target 2055 Allocation Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/AB Dynamic Aggressive Growth and EQ/AB Dynamic Growth Portfolios was at the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the Equitable Growth MF/ETF, Target 2025 Allocation, Target 2035 Allocation, Target 2045 Allocation and Target 2055 Allocation Portfolios was above the median for the Portfolio’s respective Broadridge category. For each Portfolio, the total expense ratio included the fees and expenses of the underlying portfolios in which the Portfolio may invest.

The Board considered that the contractual advisory fee for each of the 1290 VT Moderate Growth Allocation, EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation and EQ/JPMorgan Growth Allocation Portfolios was at the median for the Portfolio’s respective Broadridge category, the total expense ratio for the Class IB shares of the EQ/Invesco Moderate Growth Allocation Portfolio was above (but within five basis points of) the median for the Portfolio’s Broadridge category, and the total expense ratio for the Class IB shares of the 1290 VT Moderate Growth Allocation Portfolio was above the median for the Portfolio’s Broadridge category. For each Portfolio, the total expense ratio included the fees and expenses of underlying portfolios in which the Portfolio may invest.

With respect to each of the Strategic Allocation Portfolios, the EQ Allocation Portfolios, the Target Allocation Portfolios, the MF/ETF Portfolios, and the 1290 VT Moderate Growth Allocation and EQ/All Asset Growth Allocation Portfolios, the Board also considered each Portfolio’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like the Portfolio, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between a Portfolio and other funds-of-funds managed by the Adviser.

With respect to the 1290 VT Moderate Growth Allocation, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios, the Board also noted that the funds in a Portfolio’s Broadridge category may employ volatility management strategies different from those employed by the Portfolio.

The Board further considered that the advisory fee rate schedule for each Portfolio other than the Target Allocation Portfolios and the EQ/All Asset Growth Allocation Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios in the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to a Portfolio so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that each Portfolio’s expense limitation arrangement includes the fees and expenses of underlying portfolios in which the Portfolio invests and, thus, such fees and expenses would not cause the Portfolio’s annual operating expenses to exceed its expense limitation. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for each Portfolio (except the Strategic Allocation Portfolios and the EQ/AB Dynamic Moderate Growth, EQ/Aggressive Allocation, EQ/Moderate Allocation, EQ/Moderate-Plus Allocation, Target 2035 Allocation and Target 2045 Allocation Portfolios) was lower than the Portfolio’s contractual advisory fee.

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The Board also considered that, as funds-of-funds that indirectly bear the expenses charged by the underlying portfolios in which they invest, the Strategic Allocation Portfolios, the EQ Allocation Portfolios, the Target Allocation Portfolios, the MF/ETF Portfolios, and the 1290 VT Moderate Growth Allocation and EQ/All Asset Growth Allocation Portfolios would benefit from any breakpoints in the advisory and administrative fee rate schedules for the underlying portfolios, in particular the underlying portfolios managed by the Adviser or EIM II.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had voluntarily agreed, effective October 1, 2024, to lower the asset levels required to reach certain breakpoints in the administrative fee rate schedule applicable to all of the Portfolios. The Board noted that this action is expected to lower the Portfolios’ administrative fees at current and higher asset levels. The Board also considered that the Adviser would present for the Board’s approval at its November 2024 meeting a proposal to make the voluntary fee rate schedule changes contractual effective May 1, 2025.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and, where applicable, the Sub-Adviser’s sub-advisory fee are fair and reasonable.

Passive with Managed Volatility Portfolios

The Board considered that the contractual advisory fee for each of the ATM International Managed Volatility, ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, EQ/400 Managed Volatility, EQ/500 Managed Volatility, EQ/2000 Managed Volatility and EQ/International Managed Volatility Portfolios was at or below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class K or Class IB shares (as applicable) of each of the Portfolios was below the median for the Portfolio’s respective Broadridge category. The Board also noted that the funds in a Portfolio’s managed volatility Broadridge category may employ volatility management strategies different from those employed by the Portfolio.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios in the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to a Portfolio so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for each of the ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility and EQ/400 Managed Volatility Portfolios was lower than the Portfolio’s contractual advisory fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had voluntarily agreed, effective October 1, 2024, to lower the asset level required to reach a certain breakpoint in, and to add a new breakpoint to, the advisory fee rate schedule applicable to all of the Portfolios. The Board noted that these actions are expected to lower the Portfolios’ advisory fees at current and higher asset levels. The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had voluntarily agreed, effective October 1, 2024, to lower the asset levels required to reach certain breakpoints in the administrative fee rate schedule applicable to all of the Portfolios. The Board noted that this action is expected to lower the Portfolios’ administrative fees at current and higher asset levels. The Board also considered that the Adviser would present for the Board’s approval at its November 2024 meeting a proposal to make the voluntary fee rate schedule changes contractual effective May 1, 2025.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

Passive without Managed Volatility Portfolios

The Board considered that the contractual advisory fee for each of the 1290 VT Convertible Securities, 1290 VT Natural Resources, 1290 VT Real Estate, 1290 VT Socially Responsible, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index and EQ/Small Company Index Portfolios was at or below the median for

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the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the 1290 VT Convertible Securities, 1290 VT Natural Resources, 1290 VT Real Estate, 1290 VT Socially Responsible and EQ/Common Stock Index Portfolios was at or below the median for the Portfolio’s respective Broadridge category, the total expense ratio for the Class IB shares of each of the EQ/Large Cap Growth Index and EQ/Small Company Index Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of the EQ/Large Cap Value Index Portfolio was above the median for the Portfolio’s Broadridge category.

The Board considered that the contractual advisory fee for each of the EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Long-Term Bond and EQ/Mid Cap Index Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was above (but, in the case of each of the EQ/Equity 500 Index and EQ/International Equity Index Portfolios, within five basis points of) the median for the Portfolio’s respective Broadridge category.

The Board also took into account that peer groups in which certain Portfolios were placed for comparison purposes include only funds with passive management strategies, whereas peer groups in which other Portfolios were placed for comparison purposes include funds with active management strategies.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios in the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to a Portfolio so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that the expense limitation arrangement for each of the 1290 VT Natural Resources and EQ/International Equity Index Portfolios includes the fees and expenses of underlying portfolios in which the Portfolio may invest and, thus, such fees and expenses, if any, would not cause the Portfolio’s annual operating expenses to exceed its expense limitation. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for each of the 1290 VT Convertible Securities, 1290 VT Natural Resources, 1290 VT Real Estate, EQ/Common Stock Index, EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Long-Term Bond and EQ/Mid Cap Index Portfolios was lower than the Portfolio’s contractual advisory fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had voluntarily agreed, effective October 1, 2024, to add a new breakpoint to the advisory fee rate schedule applicable to each of the 1290 VT Convertible Securities, 1290 VT Natural Resources, 1290 VT Real Estate, 1290 VT Socially Responsible, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index Portfolios. The Board noted that this action is expected to lower these Portfolios’ advisory fees at higher asset levels. The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had voluntarily agreed, effective October 1, 2024, to implement a revised fee rate in the administrative fee rate schedule applicable to all of the Portfolios. The Board noted that this action is expected to lower the Portfolios’ administrative fees at current and higher asset levels. The Board also considered that the Adviser would present for the Board’s approval at its November 2024 meeting a proposal to make the voluntary fee rate schedule changes contractual effective May 1, 2025.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2024, to implement lower, voluntary expense limitations with respect to the EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Government Bond and EQ/Mid Cap Index Portfolios. The Board also considered that the Adviser would present for the Board’s approval at its November 2024 meeting a proposal to make each of these voluntary expense limitations contractual effective May 1, 2025, as well as to lower further the expense limitation with respect to the EQ/Core Bond Index Portfolio.

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Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Adviser’s sub-advisory fee are fair and reasonable.

Pactive with Managed Volatility Portfolios

The Board considered that the contractual advisory fee for each of the EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility and EQ/Mid Cap Value Managed Volatility Portfolios was at or below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/International Value Managed Volatility, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility and EQ/Mid Cap Value Managed Volatility Portfolios was at or below the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of the EQ/International Core Managed Volatility Portfolio was above (but within five basis points of) the median for the Portfolio’s Broadridge category.

The Board considered that the contractual advisory fee for the EQ/Franklin Small Cap Value Managed Volatility Portfolio was above (but within five basis points of) the median for the Portfolio’s Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of the Portfolio was below the median for the Portfolio’s Broadridge category.

The Board considered that the contractual advisory fee for each of the EQ/ClearBridge Select Equity Managed Volatility and EQ/Global Equity Managed Volatility Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was above the median for the Portfolio’s respective Broadridge category.

The Board also noted that the funds in a Portfolio’s Broadridge category may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components, and that the funds in a Portfolio’s managed volatility Broadridge category may employ volatility management strategies different from those employed by the Portfolio.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios in the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to a Portfolio so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for each of the EQ/ClearBridge Select Equity Managed Volatility, EQ/Franklin Small Cap Value Managed Volatility and EQ/Global Equity Managed Volatility Portfolios was lower than the Portfolio’s contractual advisory fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had voluntarily agreed, effective October 1, 2024, to lower the asset levels required to reach certain breakpoints in the administrative fee rate schedule applicable to all of the Portfolios. The Board noted that this action is expected to lower the Portfolios’ administrative fees at current and higher asset levels. The Board also considered that the Adviser would present for the Board’s approval at its November 2024 meeting a proposal to make the voluntary fee rate schedule changes contractual effective May 1, 2025.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

Pactive without Managed Volatility Portfolios

The Board considered that the contractual advisory fee for each of the EQ/AB Small Cap Growth and EQ/Emerging Markets Equity PLUS Portfolios was below the median for the Portfolio’s respective Broadridge category.

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The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was below the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the EQ/Quality Bond PLUS and Multimanager Aggressive Equity Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolio was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the 1290 VT High Yield Bond, 1290 VT Micro Cap, 1290 VT Small Cap Value, EQ/Morgan Stanley Small Cap Growth, Multimanager Core Bond and Multimanager Technology Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of the Multimanager Technology Portfolio was at the median for the Portfolio’s Broadridge category, the total expense ratio for the Class IB shares of each of the 1290 VT Micro Cap, 1290 VT Small Cap Value and EQ/Morgan Stanley Small Cap Growth Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the 1290 VT High Yield Bond and Multimanager Core Bond Portfolios was above the median for the Portfolio’s respective Broadridge category.

The Board also noted that the funds in a Portfolio’s Broadridge category may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios in the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to a Portfolio so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for each Portfolio (except the EQ/AB Small Cap Growth, EQ/Quality Bond PLUS and Multimanager Aggressive Equity Portfolios) was lower than the Portfolio’s contractual advisory fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had voluntarily agreed, effective October 1, 2024, to lower the asset levels required to reach certain breakpoints in the administrative fee rate schedule applicable to all of the Portfolios. The Board noted that this action is expected to lower the Portfolios’ administrative fees at current and higher asset levels. The Board also considered that the Adviser would present for the Board’s approval at its November 2024 meeting a proposal to make the voluntary fee rate schedule changes contractual effective May 1, 2025.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2024, to implement a lower, voluntary expense limitation with respect to the Multimanager Technology Portfolio. The Board also considered that the Adviser would present for the Board’s approval at its November 2024 meeting a proposal to make the voluntary expense limitation contractual effective May 1, 2025.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

Active Portfolios

The Board considered that the contractual advisory fee for each of the 1290 VT GAMCO Mergers & Acquisitions, 1290 VT SmartBeta Equity ESG, EQ/MFS Technology and EQ/Value Equity Portfolios was at or below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was below the median for the Portfolio’s respective Broadridge category.

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The Board considered that the contractual advisory fee for each of the 1290 VT GAMCO Small Company Value, EQ/Fidelity Institutional AM® Large Cap, EQ/Franklin Rising Dividends, EQ/JPMorgan Value Opportunities and EQ/Janus Enterprise Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the 1290 VT GAMCO Small Company Value, EQ/Fidelity Institutional AM® Large Cap, EQ/Franklin Rising Dividends and EQ/Janus Enterprise Portfolios was at or below the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of the EQ/JPMorgan Value Opportunities Portfolio was above (but within five basis points of) the median for the Portfolio’s Broadridge category.

The Board considered that the contractual advisory fee for each of the 1290 VT DoubleLine Opportunistic Bond, 1290 VT Equity Income, 1290 VT Multi-Alternative Strategies, EQ/AB Short Duration Government Bond, EQ/AB Sustainable U.S. Thematic, EQ/American Century Mid Cap Value, EQ/Capital Group Research, EQ/ClearBridge Large Cap Growth ESG, EQ/Core Plus Bond, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Comstock, EQ/Invesco Global, EQ/Invesco Global Real Assets, EQ/JPMorgan Growth Stock, EQ/Lazard Emerging Markets Equity, EQ/Loomis Sayles Growth, EQ/MFS International Growth, EQ/MFS International Intrinsic Value, EQ/MFS Mid Cap Focused Growth, EQ/MFS Utilities Series, EQ/Money Market, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, EQ/T. Rowe Price Health Sciences and EQ/Wellington Energy Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/American Century Mid Cap Value, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG and EQ/Wellington Energy Portfolios was at or below the median for the Portfolio’s respective Broadridge category, the total expense ratio for the Class IB shares of each of the EQ/Invesco Global Real Assets, EQ/JPMorgan Growth Stock, EQ/Lazard Emerging Markets Equity, EQ/MFS International Intrinsic Value, EQ/MFS Utilities Series and EQ/T. Rowe Price Health Sciences Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the 1290 VT DoubleLine Opportunistic Bond, 1290 VT Equity Income, 1290 VT Multi-Alternative Strategies, EQ/AB Short Duration Government Bond, EQ/AB Sustainable U.S. Thematic, EQ/Capital Group Research, EQ/ClearBridge Large Cap Growth ESG, EQ/Core Plus Bond, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Comstock, EQ/Invesco Global, EQ/Loomis Sayles Growth, EQ/MFS International Growth, EQ/MFS Mid Cap Focused Growth, EQ/Money Market, EQ/PIMCO Global Real Return and EQ/PIMCO Ultra Short Bond Portfolios was above the median for the Portfolio’s respective Broadridge category.

With respect to the 1290 VT Multi-Alternative Strategies Portfolio, the Board also considered the Portfolio’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like the Portfolio, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between the Portfolio and other funds-of-funds managed by the Adviser.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other Portfolios in the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that, for each Portfolio (except the EQ/Money Market Portfolio), the Adviser had contractually agreed to waive all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, make payments to a Portfolio so that each of these Portfolios’ total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that the expense limitation arrangement for each of the EQ/American Century Mid Cap Value, EQ/Core Plus Bond, EQ/Fidelity Institutional AM® Large Cap, EQ/Franklin Rising Dividends, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Global Real Assets, EQ/Lazard Emerging Markets Equity, EQ/MFS International Intrinsic Value, EQ/MFS Mid Cap Focused Growth, EQ/MFS Technology, EQ/MFS Utilities Series, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/T. Rowe Price Health Sciences and EQ/Wellington Energy Portfolios includes the fees and expenses of underlying portfolios in which the Portfolio may invest and, thus, such fees and expenses, if any, would not cause the Portfolio’s annual operating expenses to exceed its expense limitation. The Board noted that, as a result of these expense limitation arrangements, the actual advisory fee for each Portfolio (except the 1290 VT GAMCO Small Company Value, EQ/Invesco Global Real Assets, EQ/Janus Enterprise, EQ/JPMorgan Value Opportunities, EQ/Money Market and EQ/Value Equity Portfolios) was lower than the Portfolio’s contractual advisory fee.

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The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had voluntarily agreed, effective October 1, 2024, to (i) implement a revised fee rate in the administrative fee rate schedule applicable to all of the Portfolios other than the EQ/Core Plus Bond Portfolio, and (ii) lower the asset levels required to reach certain breakpoints in the administrative fee rate schedule applicable to the EQ/Core Plus Bond Portfolio. The Board noted that these actions are expected to lower the Portfolios’ administrative fees at current and higher asset levels. The Board also considered that the Adviser would present for the Board’s approval at its November 2024 meeting a proposal to make the voluntary fee rate schedule changes contractual effective May 1, 2025.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2024, to implement a lower, voluntary expense limitation with respect to the EQ/Capital Group Research Portfolio. The Board also considered that the Adviser would present for the Board’s approval at its November 2024 meeting a proposal to make the voluntary expense limitation contractual effective May 1, 2025.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and, where applicable, the/each Sub-Adviser’s sub-advisory fee are fair and reasonable.

Profitability and Costs

The Board also considered the level of profits realized by the Adviser and its affiliates in connection with the operation of each Portfolio. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Adviser and its affiliates, as well as the Adviser’s and its affiliates’ profits (if any) in providing management and other services to each of the individual Portfolios during the 12-month period ended December 31, 2023, which was the most recent fiscal year for the Adviser. The Board also considered a year-over-year comparison of profitability information for the one-year periods ended December 31, 2023, 2022, and 2021.

In reviewing the Adviser’s profitability analysis, attention was given to the methodology the Adviser followed in determining and allocating costs to each Portfolio. The Board recognized that there is no uniform methodology within the asset management industry regarding the allocation of firm-wide or complex-wide expenses for determining profitability for this purpose; cost allocation methodologies are inherently subjective; and various cost allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the Adviser’s cost allocation methodology was consistent with the cost allocation methodology followed in the profitability report presentations for the Portfolios beginning with the July 2018 annual renewal process. The Board also noted that, in consultation with and through independent legal counsel, the Board’s Audit Committee has engaged an outside consultant to conduct periodic assessments of the cost allocation methodology, including adjustments to the methodology, as part of the Board’s review of the Adviser’s profitability analysis in connection with the annual renewal process. In addition to the annual profitability report presentation and extensive discussions with management, the Board took into account the series of assessments and noted that, following each such assessment, the consultant found that the Adviser’s overall cost allocation methodology was reasonable in all material respects and generally consistent with observed industry practices. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Portfolios, as well as the need to meet additional regulatory and compliance requirements resulting from changes in rules and other regulations and to adapt to other challenges impacting the mutual fund industry. In addition, the Board considered information prepared by management and from third-party sources comparing the profitability of the Adviser on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Adviser) over various time periods, including information about profitability trends over time.

In addition, with respect to the sub-advised Portfolios, the Board noted that the Board and the Adviser generally are aware of the fees charged by the Sub-Advisers to other clients (this information having been provided to the Board and the Adviser by the Sub-Advisers in conjunction with the proposed renewal of the Sub-Advisory Agreements) and that the Adviser believes that the fees agreed upon with the Sub-Advisers are reasonable in light of the nature, quality and extent of the investment sub-advisory services provided. The Board acknowledged that each Sub-Adviser’s fee is paid by the Adviser and not the sub-advised Portfolio and that the Adviser is incentivized to negotiate a favorable fee. The Board also noted that many responsibilities related to the advisory function are retained by the Adviser. The Adviser further advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreements. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fees and that the fees paid to the Sub-Advisers are the product of negotiations with the Adviser and

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reflect levels of profitability acceptable to the Adviser and the Sub-Advisers based on the particular circumstances for each of them. The Board also noted that, with respect to AllianceBernstein, which is an affiliate of the Adviser, the Adviser provides additional information regarding the entity’s impact on the Adviser’s profitability. The Board also noted that the sub-advisory fees paid by the Adviser to AllianceBernstein are considered as possible fall-out benefits.

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Adviser and its affiliates from providing services to each Portfolio was not excessive in view of the nature, quality and extent of the services provided and the risks assumed.

Economies of Scale

The Board also considered whether economies of scale or efficiencies are realized by the Adviser as a Portfolio grows larger, the extent to which this is reflected in the level of advisory and administrative fees charged, and whether there is potential for realization of any further economies of scale or efficiencies. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any realized economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by waiving all or a portion of the advisory fee or other fees or making payments to the portfolio so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the advisory fee rate schedules for all Portfolios other than the EQ/All Asset Growth Allocation Portfolio and the Target Allocation Portfolios include breakpoints that reduce the fee rate as Portfolio assets increase above certain levels and considered whether such breakpoints are set at appropriate asset levels. In this connection, the Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had voluntarily agreed, effective October 1, 2024, to implement revisions to the advisory fee rate schedules for certain of the Portfolios, as noted above. The Board also noted that the administrative fee rate schedules for all of the Portfolios aggregate the assets managed by the Adviser in a Portfolio and several other Portfolios in the Trust and include breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. In this connection, the Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had voluntarily agreed, effective October 1, 2024, to implement revisions to the administrative fee rate schedules for all of the Portfolios, as noted above. The Board also noted that the Adviser was subsidizing certain Portfolios’ expenses by waiving all or a portion of its and its affiliates’ advisory, administrative and other fees and, if necessary, making payments to the Portfolios so that the Portfolios’ total expense ratios do not exceed certain contractual levels as set forth in their prospectuses. The Board recognized that expense limitation arrangements can have an effect similar to breakpoints in sharing economies of scale with shareholders and can provide protection from an increase in expenses if a Portfolio’s assets decline. In this connection, the Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2024, to implement lower, voluntary expense limitations for certain of the Portfolios, as noted above. In addition, the Board considered that the Adviser shares any realized economies of scale with the Portfolios in other ways, which may include setting a Portfolio’s fees so that they are priced to scale. The Board considered that the effect of this pricing strategy is that the Adviser could lose money in the early stages of a Portfolio’s operation (and bears the risk that the Portfolio will never become profitable), while the Portfolio’s shareholders receive the benefit of economies of scale that the Adviser expects the Portfolio will achieve as it grows. The Board further considered that the Adviser shares any realized economies of scale with the Portfolios through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Portfolios and their shareholders, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Portfolios, and the ongoing development of the Adviser’s infrastructure and information technology to support the Portfolios through, among other things, cybersecurity, business continuity planning, and risk management. The Board also noted that the Adviser can share economies of scale with Portfolios by maintaining existing expense structures in the face of a rising cost environment.

In addition, the Board noted that the sub-advisory fee schedules for certain Sub-Advisers aggregate the assets managed by a Sub-Adviser in a Portfolio and in one or more other mutual funds for which the Sub-Adviser serves as investment sub-adviser and the Adviser or EIM II serves as investment adviser. The Board also noted that the

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sub-advisory fee schedules for certain Sub-Advisers include breakpoints that reduce the sub-advisory fee rate as applicable Portfolio assets under the Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee schedule may result in savings to the Adviser and not to investors. The Board also noted that the aggregation of assets may result in the affected Portfolio(s) reaching a breakpoint sooner than if the sub-advisory fee schedule did not aggregate assets, which also has the potential to benefit the Adviser. With respect to sub-advisory fees that do not include breakpoints, the Board considered the Sub-Advisers’ explanations that the sub-advisory fees are priced at a competitive level.

Based on its consideration of the factors above, the Board determined that there was a reasonable sharing of any realized economies of scale or efficiencies under the advisory, administrative and, as applicable, sub-advisory fee schedules at the present time.

“Fall-Out” and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that EIM II, an affiliate of the Adviser, serves as the administrator for the Portfolios and receives compensation for acting in this capacity. In addition, the Board recognized that AllianceBernstein, also an affiliate of the Adviser, serves as Sub-Adviser to certain of the Portfolios and receives sub-advisory fees that are paid by the Adviser out of the fees that it earns from those Portfolios. The Board also recognized that Equitable Distributors, LLC, also an affiliate of the Adviser, serves as the underwriter for the Trust and receives from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class IA and Class IB shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also recognized that the EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Portfolios, the MF/ETF Portfolios, the EQ Allocation Portfolios, and the Target Allocation Portfolios invest in other (underlying) portfolios managed by the Adviser or EIM II, and in certain cases advised by an affiliated Sub-Adviser, and that these underlying portfolios pay advisory fees to the Adviser or EIM II (who may in certain cases pay sub-advisory fees to an affiliated Sub-Adviser) and also pay administrative fees and distribution fees to the Adviser’s administrative services and distribution affiliates. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, receive certain significant tax benefits associated with such investments, including a dividend received deduction (which is a tax deduction received by a corporation, such as an insurance company, on the dividends paid to it by companies in which it has an ownership stake, such as the Portfolios whose shares are held by insurance company separate accounts), a foreign tax credit (which is a tax credit received by a shareholder for foreign income taxes paid by a Portfolio to a foreign country), and tax benefits associated with Portfolios making elections pursuant to Section 382 of the Internal Revenue Code (which limits a corporation’s use of its existing loss carryforwards following an ownership change of the corporation absent certain elections by entities that it is deemed to control, such as the Portfolios, to increase the limitations with respect to their use of their own loss carryforwards), as well as other potential benefits. The Board also considered that the Portfolios are offered as investment options through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and Equitable Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that certain Portfolios are subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Adviser and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

The Board also considered possible fall-out benefits and other types of benefits that may accrue to a Sub-Adviser, including the following. The Board considered that a Sub-Adviser, through its position as a Sub-Adviser to its respective Portfolio(s), may engage in “soft dollar” transactions. In addition, the Board considered that a Sub-Adviser may be affiliated with registered broker-dealers who may, from time to time, receive brokerage

1393

commissions from a Portfolio in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. In cases where a Sub-Adviser’s affiliate executed a substantial portion of its respective Portfolio’s trades, the Board also considered the Sub-Adviser’s trading experience and discussed with the Adviser its monitoring of the Sub-Adviser’s brokerage selection, commission and other trading costs, and quality of execution. The Board also noted that certain Sub-Advisers currently serve as investment sub-advisers for other funds advised by the Adviser or EIM II and receive sub-advisory fees with respect to those funds. The Board also recognized that a Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Adviser’s affiliated insurance companies and that the proceeds of those sales may be invested in a Portfolio. The Board also recognized that a Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Adviser or its affiliates. In addition, the Board noted that a Sub-Adviser may benefit from greater exposure in the marketplace with respect to the Sub-Adviser’s investment process and from expanding its level of assets under management, and a Sub-Adviser may derive benefits from its association with the Adviser. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the Sub-Advisers are fair and reasonable.

1394

Appendix A

The Board noted that the following information regarding each Portfolio’s performance relative to the performance of a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2024, supplemented other performance information (including performance based on rolling time periods) provided to the Board throughout the year and in connection with the annual renewal process. The performance results may differ from the performance results for more recent periods, including those shown in the Portfolios’ annual shareholder reports for the period ended December 31, 2024. The performance results do not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts, which would reduce the performance results.

EQ Advisors Trust Investment Performance (%)

For periods ended March 31, 2024

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Incep.
Large Cap Value
1290 VT Equity Income - IB	12/1/1998	17.66	9.02	9.18	7.71	6.38
1290 VT Equity Income - K	8/25/2011	17.84	9.27	9.45	7.98	11.00

Lipper Equity Income Funds		18.37	8.40	10.22	8.81	7.35

Russell 1000 Index		29.87	10.45	14.76	12.68	8.26

Russell 1000 Value Index		20.27	8.11	10.32	9.01	7.49
EQ/Franklin Rising Dividends - IB	10/22/2018	16.28	9.45	12.37		12.63

Lipper Equity Income Funds		18.37	8.40	10.22		10.23

S&P 500 Index		29.88	11.49	15.05		14.54
EQ/Invesco Comstock - IB	4/29/2005	22.44	11.83	12.66	9.46	8.10
EQ/Invesco Comstock - K	10/29/2013	22.79	12.13	12.96	9.74	10.15

Lipper Multi-Cap Value Funds		21.41	9.14	11.08	8.96	8.16

Russell 1000 Index		29.87	10.45	14.76	12.68	10.52

Russell 1000 Value Index		20.27	8.11	10.32	9.01	8.18
EQ/JPMorgan Value Opportunities - IB	5/1/1997	17.76	7.98	13.18	10.68	7.41
EQ/JPMorgan Value Opportunities - K	11/30/2011	18.03	8.25	13.47	10.96	13.18

Lipper Multi-Cap Value Funds		21.41	9.14	11.08	8.96	8.07

Russell 1000 Index		29.87	10.45	14.76	12.68	9.38

Russell 1000 Value Index		20.27	8.11	10.32	9.01	8.44
EQ/Large Cap Value Index - IB	10/3/2005	19.38	7.36	9.56	8.28	4.27
EQ/Large Cap Value Index - K	8/25/2011	19.67	7.62	9.85	8.45	11.49

Lipper Multi-Cap Value Funds		21.41	9.14	11.08	8.96	8.00

Russell 1000 Index		29.87	10.45	14.76	12.68	10.32

Russell 1000 Value Index		20.27	8.11	10.32	9.01	7.96
EQ/Large Cap Value Managed Volatility - IB	1/1/1998	21.75	7.49	10.31	8.48	6.34
EQ/Large Cap Value Managed Volatility - K	8/25/2011	22.04	7.77	10.58	8.75	11.28

Lipper Multi-Cap Value Funds		21.41	9.14	11.08	8.96	7.44

Russell 1000 Index		29.87	10.45	14.76	12.68	8.73

Russell 1000 Value Index		20.27	8.11	10.32	9.01	7.69

1395

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Incep.
EQ/Value Equity - IB	5/1/1997	23.86	7.39	9.30	7.39	8.14
EQ/Value Equity - K	8/25/2011	24.10	7.66	9.57	7.65	10.85

Lipper Multi-Cap Value Funds		21.41	9.14	11.08	8.96	8.07

Russell 1000 Index		29.87	10.45	14.76	12.68	9.38

Russell 1000 Value Index		20.27	8.11	10.32	9.01	8.44

Large Cap Blend
EQ/AB Sustainable U.S. Thematic - IB	2/15/2022	21.32				4.94
EQ/AB Sustainable U.S. Thematic - K	2/15/2022	21.71				5.21

Lipper Multi-Cap Core Funds		26.90				9.50

S&P 500 Index		29.88				9.70
EQ/ClearBridge Select Equity Managed Volatility - IB	9/15/2006	26.76	5.61	14.27	10.71	7.86
EQ/ClearBridge Select Equity Managed Volatility - K	10/26/2021	27.08				0.80

Lipper Multi-Cap Growth Funds		30.78	2.82	12.17	11.45	10.66

S&P 500 Index		29.88	11.49	15.05	12.96	10.37
EQ/Capital Group Research - IB	5/1/1999	30.21	8.96	13.52	12.72	8.20

Lipper Multi-Cap Core Funds		26.90	9.31	13.16	10.90	7.40

S&P 500 Index		29.88	11.49	15.05	12.96	7.65
EQ/Common Stock Index - IA	1/13/1976	28.61	9.33	13.66	11.65	11.27
EQ/Common Stock Index - IB	10/2/1996	28.63	9.34	13.67	11.66	8.43

Lipper Multi-Cap Core Funds		26.90	9.31	13.16	10.90	11.27

Russell 3000 Index		29.29	9.78	14.34	12.33	N/A
EQ/Equity 500 Index - IA	3/1/1994	29.13	10.87	14.41	12.30	9.98
EQ/Equity 500 Index - IB	5/1/1997	29.13	10.87	14.41	12.29	8.60
EQ/Equity 500 Index - K	8/25/2011	29.47	11.15	14.70	12.57	14.54

Lipper S&P 500 Index Funds		29.31	11.07	14.61	12.54	10.17

S&P 500 Index		29.88	11.49	15.05	12.96	10.49
EQ/Fidelity Institutional AM® Large Cap - IB	10/22/2018	33.28	10.71	16.12		14.94
EQ/Fidelity Institutional AM® Large Cap - K	10/22/2018	33.63	10.98	16.41		15.23

Lipper Large-Cap Core Funds		25.95	10.16	13.68		13.74

S&P 500 Index		29.88	11.49	15.05		14.54
EQ/Large Cap Core Managed Volatility - IB	1/1/1999	30.42	10.80	13.87	11.71	6.50
EQ/Large Cap Core Managed Volatility - K	8/25/2011	30.66	11.08	14.14	11.99	13.61

Lipper Large-Cap Core Funds		25.95	10.16	13.68	11.64	7.59

S&P 500 Index		29.88	11.49	15.05	12.96	7.91

Large Cap Growth
1290 VT Socially Responsible - IB	9/1/1999	29.96	10.38	14.55	12.31	6.40

Lipper Large-Cap Core Funds		25.95	10.16	13.68	11.64	7.57

Russell 1000 Index		29.87	10.45	14.76	12.68	7.95

MSCI KLD 400 Social Index		31.06	11.37	15.63	13.09	7.66

Russell 1000 Growth Index		39.00	12.50	18.52	15.98	8.01

1396

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Incep.
EQ/ClearBridge Large Cap Growth ESG - IB	1/1/1999	41.08	10.74	15.17	12.20	7.69
EQ/ClearBridge Large Cap Growth ESG - K	8/28/2012	41.46	11.03	15.47	12.48	14.00

Lipper Large-Cap Growth Funds		40.72	9.02	15.78	14.22	8.22

Russell 1000 Index		29.87	10.45	14.76	12.68	8.06

Russell 1000 Growth Index		39.00	12.50	18.52	15.98	8.18
EQ/JPMorgan Growth Stock - IB	8/1/1988	45.78	5.98	12.85	13.09	10.10
EQ/JPMorgan Growth Stock - K	11/30/2011	46.12	6.24	13.14	13.38	15.11

Lipper Large-Cap Growth Funds		40.72	9.02	15.78	14.22	10.85

Russell 1000 Index		29.87	10.45	14.76	12.68	11.03

Russell 1000 Growth Index		39.00	12.50	18.52	15.98	11.54
EQ/Large Cap Growth Index - IB	5/1/1999	37.96	11.71	17.66	15.12	7.25
EQ/Large Cap Growth Index - K	8/25/2011	38.35	11.99	17.96	15.42	16.72

Lipper Large-Cap Growth Funds		40.72	9.02	15.78	14.22	7.93

Russell 1000 Index		29.87	10.45	14.76	12.68	7.82

Russell 1000 Growth Index		39.00	12.50	18.52	15.98	8.02
EQ/Large Cap Growth Managed Volatility - IB	5/1/1997	35.97	9.48	15.39	13.66	8.99
EQ/Large Cap Growth Managed Volatility - K	8/25/2011	36.33	9.76	15.68	13.94	15.21

Lipper Large-Cap Growth Funds		40.72	9.02	15.78	14.22	9.52

Russell 1000 Index		29.87	10.45	14.76	12.68	9.38

Russell 1000 Growth Index		39.00	12.50	18.52	15.98	9.77
EQ/Loomis Sayles Growth - IB	12/1/1998	36.61	9.50	14.71	14.74	8.20
EQ/Loomis Sayles Growth - K	2/9/2015	36.99	9.81	15.02		15.30

Lipper Large-Cap Growth Funds		40.72	9.02	15.78	14.22	8.63

Russell 1000 Index		29.87	10.45	14.76	12.68	8.26

Russell 3000 Growth Index		37.95	11.54	17.82	15.43	8.40
Multimanager Aggressive Equity - IA	1/27/1986	37.56	7.72	15.05	13.68	10.29
Multimanager Aggressive Equity - IB	10/2/1996	37.56	7.72	15.06	13.68	6.42
Multimanager Aggressive Equity - K	8/25/2011	37.91	7.99	15.34	13.93	15.33

Lipper Large-Cap Growth Funds		40.72	9.02	15.78	14.22	10.82

Russell 3000 Index		29.29	9.78	14.34	12.33	11.05

Russell 3000 Growth Index		37.95	11.54	17.82	15.43	11.20

Small/Mid Cap Value
1290 VT GAMCO Small Company Value - IB	8/1/1988	22.48	9.07	11.32	8.61	12.17
1290 VT GAMCO Small Company Value - K	8/25/2011	22.77	9.34	11.60	8.88	12.22

Lipper Small-Cap Core Funds		19.30	3.04	8.98	7.53	8.72

Russell 3000 Index		29.29	9.78	14.34	12.33	10.89

Russell 2000 Value Index		18.75	2.22	8.17	6.87	9.99
1290 VT Small Cap Value - IB	4/21/2014	13.26	4.97	9.69		8.05
1290 VT Small Cap Value - K	4/21/2014	13.54	5.25	9.97		8.31

Lipper Small-Cap Growth Funds		18.85	(2.23)	8.50		9.32

Russell 3000 Index		29.29	9.78	14.34		12.44

Russell 2000 Value Index		18.75	2.22	8.17		7.08

1397

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Incep.
EQ/American Century Mid Cap Value - IB	10/22/2018	9.71	6.26	9.17		8.66
EQ/American Century Mid Cap Value - K	6/8/2020	9.98	6.51			11.94

Lipper Mid-Cap Value Funds		18.06	7.89	10.53		10.41

Russell 1000 Index		29.87	10.45	14.76		14.33

Russell Midcap Value Index		20.40	6.80	9.94		9.76
EQ/Franklin Small Cap Value Managed Volatility - IB	9/15/2006	17.22	0.73	8.25	6.74	6.37
EQ/Franklin Small Cap Value Managed Volatility - K	8/25/2011	17.50	0.98	8.52	7.00	10.28

Lipper Small-Cap Core Funds		19.30	3.04	8.98	7.53	7.80

Russell 3000 Index		29.29	9.78	14.34	12.33	10.18

Russell 2000 Value Index		18.75	2.22	8.17	6.87	6.66
EQ/Goldman Sachs Mid Cap Value - IB	10/22/2018	20.61	8.34	11.80		11.53

Lipper Mid-Cap Core Funds		21.95	7.31	10.82		10.96

Russell 1000 Index		29.87	10.45	14.76		14.33

Russell Midcap Value Index		20.40	6.80	9.94		9.76
EQ/Mid Cap Value Managed Volatility - IB	5/1/1997	18.99	5.34	9.12	7.56	6.95
EQ/Mid Cap Value Managed Volatility - K	11/30/2011	19.31	5.61	9.39	7.83	10.79

Lipper Mid-Cap Core Funds		21.95	7.31	10.82	8.53	8.57

Russell 1000 Index		29.87	10.45	14.76	12.68	9.38

Russell Midcap Value Index		20.40	6.80	9.94	8.57	10.03

Small/Mid Cap Blend
1290 VT Micro Cap - IB	4/21/2014	12.14	(7.44)	9.02		9.41
1290 VT Micro Cap - K	4/21/2014	12.44	(7.21)	9.30		9.63

Lipper Small-Cap Growth Funds		18.85	(2.23)	8.50		9.32

Russell 3000 Index		29.29	9.78	14.34		12.44

Russell Microcap Index		17.78	(4.89)	6.90		6.39
EQ/Mid Cap Index - IB	9/1/2000	22.52	6.27	10.99	9.25	7.03
EQ/Mid Cap Index - K	8/25/2011	22.85	6.55	11.27	9.53	12.32

Lipper S&P Midcap 400 Index Funds		22.69	6.42	11.15	9.39	8.70

Russell 1000 Index		29.87	10.45	14.76	12.68	7.48

S&P MidCap 400 Index		23.33	6.96	11.71	9.99	9.10
EQ/Small Company Index - IB	1/1/1998	19.57	0.20	8.22	7.46	7.25
EQ/Small Company Index - K	8/25/2011	19.85	0.45	8.50	7.73	11.08

Lipper Small-Cap Core Funds		19.30	3.04	8.98	7.53	8.31

Russell 3000 Index		29.29	9.78	14.34	12.33	8.64

Russell 2000 Index		19.71	(0.10)	8.10	7.58	7.63

Small/Mid Cap Growth
EQ/AB Small Cap Growth - IB	5/1/1997	22.04	(0.97)	8.82	8.63	8.44
EQ/AB Small Cap Growth - K	8/25/2011	22.32	(0.73)	9.09	8.90	12.19

Lipper Small-Cap Growth Funds		18.85	(2.23)	8.50	8.65	8.37

Russell 3000 Index		29.29	9.78	14.34	12.33	9.31

Russell 2000 Growth Index		20.35	(2.68)	7.38	7.89	7.52

1398

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Incep.
EQ/Janus Enterprise - IB	4/29/2005	17.08	5.62	11.10	8.51	9.68
EQ/Janus Enterprise - K	11/30/2011	17.33	5.88	11.38	8.78	10.35

Lipper Mid-Cap Growth Funds		22.50	1.65	10.89	10.38	10.37

Russell 1000 Index		29.87	10.45	14.76	12.68	10.52

Russell Midcap Growth Index		26.28	4.62	11.82	11.35	10.80
EQ/MFS Mid Cap Focused Growth - IB	10/22/2018	27.09	6.52	11.42		12.45

Lipper Mid-Cap Growth Funds		22.50	1.65	10.89		12.10

Russell 1000 Index		29.87	10.45	14.76		14.33

Russell Midcap Growth Index		26.28	4.62	11.82		12.88
EQ/Morgan Stanley Small Cap Growth - IB	4/21/2014	23.89	(11.88)	11.05		10.31
EQ/Morgan Stanley Small Cap Growth - K	4/21/2014	24.20	(11.66)	11.33		10.55

Lipper Small-Cap Growth Funds		18.85	(2.23)	8.50		9.32

Russell 3000 Index		29.29	9.78	14.34		12.44

Russell 2000 Growth Index		20.35	(2.68)	7.38		8.34

Specialty
1290 VT Convertible Securities - IB	10/28/2013	10.48	(3.01)	7.21	6.62	6.99
1290 VT Convertible Securities - K	10/28/2013	10.77	(2.77)	7.47	6.87	7.25

Lipper Specialty/Miscellaneous Funds		15.74	3.56	9.42	7.50	7.59

Bloomberg U.S. Aggregate Bond Index		1.70	(2.46)	0.36	1.54	1.56

Bloomberg U.S. Convertible Liquid Bond Index		11.24	(1.87)	10.15	9.15	9.53
1290 VT GAMCO Mergers & Acquisitions - IB	5/1/2003	9.37	3.14	3.35	3.48	4.69
1290 VT GAMCO Mergers & Acquisitions - K	8/25/2011	9.63	3.41	3.60	3.73	4.44

Lipper Specialty/Miscellaneous Funds		15.74	3.56	9.42	7.50	8.16

S&P 500 Index		29.88	11.49	15.05	12.96	10.86

S&P Long-Only Merger Arbitrage Index		6.40	1.98	3.18	3.29	N/A
1290 VT Multi-Alternative Strategies - IB	11/13/2017	8.45	(0.73)	1.50		1.34
1290 VT Multi-Alternative Strategies - K	11/13/2017	8.71	(0.48)	1.75		1.59

Lipper Alternative Other Funds		11.23	2.53	5.14		4.51

Bloomberg U.S. Aggregate Bond Index		1.70	(2.46)	0.36		0.83

ICE BofA US 3-Month Treasury Bill Index		5.27	2.60	2.03		2.01
1290 VT Natural Resources - IB	2/8/2013	7.88	16.35	8.49	3.10	3.32
1290 VT Natural Resources - K	2/8/2013	8.14	16.61	8.76	3.35	3.58

Lipper Natural Resources Funds		13.03	17.16	9.61	1.65	2.25

MSCI World (Net) Index		25.11	8.60	12.07	9.39	10.31

MSCI World Commodity Producers (Net) Index		8.50	16.95	9.08	3.65	3.77
1290 VT Real Estate - IB	2/8/2013	7.15	(1.25)	(0.30)	3.02	2.94
1290 VT Real Estate - K	2/8/2013	7.35	(1.01)	(0.06)	3.27	3.19

Lipper Global Real Estate Funds		8.77	(0.04)	1.29	3.52	3.59

MSCI World (Net) Index		25.11	8.60	12.07	9.39	10.31

FTSE EPRA/NAREIT Developed Index		8.57	(0.20)	0.74	4.00	4.09

1399

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Incep.
EQ/Invesco Global Real Assets - IB	10/22/2018	4.05	3.92	2.16		4.40

Lipper Global Real Estate Funds		8.77	(0.04)	1.29		3.51

MSCI World (Net) Index		25.11	8.60	12.07		11.76

S&P Real Assets Equity (Net) Index		5.73	3.45	3.48		4.70
EQ/MFS Technology - IB	10/22/2018	52.95	8.87	16.72		16.67

Lipper Science & Technology Funds		44.16	7.90	17.11		17.77

S&P 500 Index		29.88	11.49	15.05		14.54

S&P North American Technology Sector Index		52.97	13.65	21.25		20.86
EQ/MFS Utilities Series - IB	10/22/2018	(2.88)	2.98	5.35		6.47
EQ/MFS Utilities Series - K	10/22/2018	(2.66)	3.23	5.60		6.74

Lipper Utility Funds		2.02	4.75	5.73		7.13

S&P 500 Index		29.88	11.49	15.05		14.54

MSCI ACWI Utilities (Net) Index		2.64	2.07	4.20		5.62
EQ/T. Rowe Price Health Sciences - IB	10/22/2018	15.12	2.64	8.56		8.53

Lipper Health/Biotechnology Funds		14.31	4.33	9.27		9.72

Russell 3000 Index		29.29	9.78	14.34		13.90

Russell 3000 Health Care Index		15.41	6.77	10.76		10.37

S&P 500 Index		29.88	11.49	15.05		14.54
EQ/Wellington Energy - IB	10/22/2018	20.57	21.66	2.58		(2.03)

Lipper Natural Resources Funds		13.03	17.16	9.61		8.49

MSCI World (Net) Index		25.11	8.60	12.07		11.76

MSCI ACWI Energy (Net) Index		18.51	20.88	7.98		6.73
Multimanager Technology - IB	12/31/2001	39.07	7.67	17.16	17.20	10.72
Multimanager Technology - K	8/28/2012	39.40	7.93	17.45	17.49	18.01

Lipper Science & Technology Funds		44.16	7.90	17.11	15.68	9.78

Russell 1000 Index		29.87	10.45	14.76	12.68	9.31

S&P North American Technology Sector Index		52.97	13.65	21.25	20.19	12.08

International/Global Stocks
1290 VT SmartBeta Equity ESG - IB	10/28/2013	19.66	8.03	10.62	9.14	9.19
1290 VT SmartBeta Equity ESG - K	10/28/2013	19.97	8.31	10.90	9.42	9.46

Lipper Global Large-Cap Core		20.82	6.57	10.13	8.50	8.59

MSCI World (Net) Index		25.11	8.60	12.07	9.39	9.49
EQ/Emerging Markets Equity PLUS - IB	2/8/2013	6.52	(4.22)	2.18	2.03	1.26
EQ/Emerging Markets Equity PLUS - K	2/8/2013	6.77	(3.97)	2.44	2.28	1.51

Lipper Emerging Markets Funds		8.62	(5.43)	2.46	2.65	2.18

MSCI Emerging Markets (Gross Dividends) Index		8.59	(4.68)	2.61	3.33	2.68
EQ/Global Equity Managed Volatility - IB	8/20/1997	21.37	4.98	9.02	7.01	6.48
EQ/Global Equity Managed Volatility - K	8/25/2011	21.67	5.25	9.30	7.28	8.57

Lipper Global Multi-Cap Core Funds		24.75	6.94	10.63	8.35	6.71

MSCI ACWI (Net) Index		23.22	6.96	10.92	8.66	N/A

1400

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Incep.
EQ/International Core Managed Volatility - IB	5/1/1999	13.40	3.99	6.90	4.02	3.85
EQ/International Core Managed Volatility - K	8/25/2011	13.72	4.26	7.17	4.29	5.57

Lipper International Large-Cap Core Funds		14.03	4.35	7.06	4.33	3.94

MSCI EAFE Index		15.32	4.78	7.33	4.80	4.46
EQ/International Equity Index - IA	4/3/1995	16.52	6.00	7.56	4.38	4.04
EQ/International Equity Index - IB	5/1/1997	16.52	6.01	7.57	4.39	3.46
EQ/International Equity Index - K	8/25/2011	16.77	6.24	7.83	4.65	6.47

Lipper International Large-Cap Core Funds		14.03	4.35	7.06	4.33	5.67

MSCI EAFE Index		15.32	4.78	7.33	4.80	5.26

40% EuroSTOXX50 / 25% FTSE 100 / 25% TOPIX / 10% S&P ASX 200		18.02	6.67	8.30	5.15	N/A
EQ/International Value Managed Volatility - IB	5/1/1997	12.28	3.84	6.67	3.47	5.04
EQ/International Value Managed Volatility - K	8/25/2011	12.57	4.09	6.94	3.72	5.42

Lipper International Large-Cap Value Funds		13.68	5.13	7.04	3.74	5.20

MSCI EAFE Index		15.32	4.78	7.33	4.80	5.15

40% EuroSTOXX50 / 25% FTSE 100 / 25% TOPIX / 10% S&P ASX 200		18.02	6.67	8.30	5.15	N/A
EQ/Invesco Global - IB	8/31/2006	30.47	4.82	10.68	9.00	7.63

Lipper Global Large-Cap Growth		24.95	4.52	11.23	9.55	8.20

MSCI ACWI (Net) Index		23.22	6.96	10.92	8.66	7.05

MSCI ACWI Growth (Net) Index		28.21	6.74	13.57	11.02	8.77
EQ/Lazard Emerging Markets Equity - IB	10/22/2018	15.84	2.30	4.06		4.88

Lipper Emerging Markets Funds		8.62	(5.43)	2.46		4.42

MSCI Emerging Markets (Net Dividends) Index		8.15	(5.05)	2.22		3.56
EQ/MFS International Growth - IB	11/18/1994	9.86	3.38	7.70	6.69	5.78
EQ/MFS International Growth - K	8/25/2011	9.99	3.63	7.95	6.96	8.00

Lipper International Large-Cap Growth Funds		12.40	0.51	6.63	5.09	6.67

MSCI ACWI ex USA Growth (Net) Index		11.22	(0.76)	6.24	5.12	N/A
EQ/MFS International Intrinsic Value - IB	10/22/2018	15.05	2.46	7.24		8.04

Lipper International Multi-Cap Growth Funds		11.76	0.05	6.03		6.90

MSCI EAFE Index		15.32	4.78	7.33		7.31

MSCI EAFE Value (Net) Index		17.32	6.59	6.39		5.99

Investment Grade Bonds
1290 VT DoubleLine Opportunistic Bond - IB	5/1/2015	3.64	(2.12)	0.11		1.04
1290 VT DoubleLine Opportunistic Bond - K	5/1/2015	3.89	(1.88)	0.38		1.29

Lipper Core Plus Bond Funds		2.60	(2.65)	0.62		1.37

Bloomberg U.S. Aggregate Bond Index		1.70	(2.46)	0.36		1.18

1401

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Incep.
EQ/AB Short Duration Government Bond - IB	5/21/2013	3.91	0.91	1.09	0.69	0.57
EQ/AB Short Duration Government Bond - K	5/21/2013	4.24	1.18	1.35	0.94	0.81

Lipper Short Investment Grade Debt Funds		4.67	0.51	1.45	1.33	1.28

Bloomberg U.S. Aggregate Bond Index		1.70	(2.46)	0.36	1.54	1.39

ICE BofA 1-year US Treasury Note Index		4.43	1.51	1.70	1.27	1.19
EQ/Core Bond Index - IB	1/1/1998	2.13	(1.64)	0.55	1.00	2.59
EQ/Core Bond Index - K	8/25/2011	2.38	(1.44)	0.77	1.24	1.28

Lipper Core Bond Funds		1.97	(2.58)	0.48	1.52	3.86

Bloomberg U.S. Aggregate Bond Index		1.70	(2.46)	0.36	1.54	3.96

Bloomberg U.S. Intermediate Government/Credit Bond Index		2.69	(1.06)	1.09	1.61	3.78
EQ/Core Plus Bond - IA	1/2/1987	0.95	(3.40)	1.10	1.35	4.51
EQ/Core Plus Bond - IB	10/2/1996	0.66	(3.42)	1.05	1.32	2.05
EQ/Core Plus Bond - K	8/25/2011	0.90	(3.24)	1.34	1.62	1.84

Lipper Core Plus Bond Funds		2.60	(2.65)	0.62	1.70	5.29

Bloomberg U.S. Aggregate Bond Index		1.70	(2.46)	0.36	1.54	5.31
EQ/Intermediate Corporate Bond - IB	4/3/2023					2.87
EQ/Intermediate Corporate Bond - K	4/3/2023					3.15

Lipper Core Plus Bond Funds						2.60

Bloomberg U.S. Aggregate Bond Index						1.25

Bloomberg U.S. Credit Corporate 5-10 Year Index						4.19
EQ/Intermediate Government Bond - IA	4/1/1991	1.79	(1.62)	0.09	0.49	3.41
EQ/Intermediate Government Bond - IB	5/1/1997	1.80	(1.63)	0.09	0.49	2.53
EQ/Intermediate Government Bond - K	8/25/2011	2.04	(1.38)	0.34	0.74	0.69

Lipper Intermediate U.S. Government Funds		0.76	(2.47)	0.06	0.89	4.31

Bloomberg U.S. Aggregate Bond Index		1.70	(2.46)	0.36	1.54	4.88

Bloomberg U.S. Intermediate Government Bond Index		1.65	(1.37)	0.64	1.14	4.19
EQ/Long-Term Bond - IB	8/2/2021	(1.18)				(10.57)
EQ/Long-Term Bond - K	8/2/2021	(0.94)				(10.37)

Lipper General Bond Funds		3.80				(2.82)

Bloomberg U.S. Aggregate Bond Index		1.70				(3.92)

Bloomberg U.S. Long Government/Credit Bond Index		(1.15)				(10.10)
EQ/PIMCO Global Real Return - IB	2/8/2013	0.78	(2.28)	0.82	2.22	1.66
EQ/PIMCO Global Real Return - K	2/8/2013	0.88	(2.08)	1.05	2.46	1.90

Lipper Inflation Protected Bond Funds		0.71	(0.95)	1.93	1.83	1.06

Bloomberg Global Aggregate Index		0.49	(4.73)	(1.17)	(0.07)	0.06

Bloomberg World Government Inflation-linked Bond Index		0.30	(2.20)	0.85	2.67	2.07
EQ/PIMCO Real Return - IB	10/22/2018	0.71	(0.59)	2.43		2.92

Lipper Inflation Protected Bond Funds		0.71	(0.95)	1.93		2.51

Bloomberg U.S. Aggregate Bond Index		1.70	(2.46)	0.36		1.33

Bloomberg U.S. Treasury Inflation-Linked Bond Index		0.45	(0.53)	2.49		3.04

1402

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Incep.
EQ/PIMCO Total Return ESG - IB	10/22/2018	2.81	(2.67)	0.44		1.26

Lipper Core Plus Bond Funds		2.60	(2.65)	0.62		1.50

Bloomberg U.S. Aggregate Bond Index		1.70	(2.46)	0.36		1.33
EQ/PIMCO Ultra Short Bond - IB	1/24/2002	6.30	2.05	1.80	1.41	2.23
EQ/PIMCO Ultra Short Bond - K	8/25/2011	6.57	2.30	2.05	1.66	1.49

Lipper Ultra-Short Obligations Funds		5.08	1.88	1.56	1.08	1.23

Bloomberg U.S. Aggregate Bond Index		1.70	(2.46)	0.36	1.54	3.43

ICE BofA US 3-Month Treasury Bill Index		5.27	2.60	2.03	1.38	1.51
EQ/Quality Bond PLUS - IA	10/1/1993	1.64	(2.25)	0.05	0.70	3.02
EQ/Quality Bond PLUS - IB	7/8/1998	1.52	(2.26)	0.05	0.70	2.34
EQ/Quality Bond PLUS - K	4/21/2014	1.76	(2.01)	0.29		0.94

Lipper Core Bond Funds		1.97	(2.58)	0.48	1.52	4.31

Bloomberg U.S. Aggregate Bond Index		1.70	(2.46)	0.36	1.54	4.31

Bloomberg U.S. Intermediate Government Bond Index		1.65	(1.37)	0.64	1.14	3.67
Multimanager Core Bond - IB	12/31/2001	1.96	(2.58)	0.03	1.04	2.90
Multimanager Core Bond - K	8/25/2011	2.10	(2.35)	0.28	1.29	1.50

Lipper Core Bond Funds		1.97	(2.58)	0.48	1.52	3.41

Bloomberg U.S. Aggregate Bond Index		1.70	(2.46)	0.36	1.54	3.45

High Yield
1290 VT High Yield Bond - IB	2/8/2013	10.06	2.01	3.71	3.67	4.10
1290 VT High Yield Bond - K	2/8/2013	10.31	2.25	3.96	3.92	4.35

Lipper High Yield Funds		10.12	2.25	3.80	3.80	4.12

ICE BofA US High Yield Index		11.12	2.25	4.06	4.38	4.77

Money Market
EQ/Money Market - IA	7/13/1981	4.70	2.29	1.63	1.02	3.88
EQ/Money Market - IB	10/2/1996	4.70	2.29	1.63	1.02	1.89

Lipper U.S. Government Money Market Funds		4.91	2.36	1.72	1.08	3.69

ICE BofA US 3-Month Treasury Bill Index		5.27	2.60	2.03	1.38	4.08

EQ Tactical Manager Portfolios
EQ/2000 Managed Volatility - IB	10/29/2009	18.72	(1.47)	6.95	6.57	9.31
EQ/2000 Managed Volatility - K	8/25/2011	18.96	(1.24)	7.21	6.83	9.81

Lipper Small-Cap Core Funds		19.30	3.04	8.98	7.53	10.97

Russell 3000 Index		29.29	9.78	14.34	12.33	13.65

Russell 2000 Index		19.71	(0.10)	8.10	7.58	10.92
EQ/400 Managed Volatility - IB	10/29/2009	22.22	5.33	10.47	8.81	10.88
EQ/400 Managed Volatility - K	8/25/2011	22.52	5.59	10.74	9.08	11.40

Lipper Small-Cap Core Funds		19.30	3.04	8.98	7.53	10.97

Russell 1000 Index		29.87	10.45	14.76	12.68	13.84

S&P MidCap 400 Index		23.33	6.96	11.71	9.99	12.72

1403

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Incep.
EQ/500 Managed Volatility - IB	10/29/2009	28.79	10.01	13.68	11.63	12.10
EQ/500 Managed Volatility - K	8/25/2011	29.13	10.29	13.95	11.91	13.52

Lipper Large-Cap Core Funds		25.95	10.16	13.68	11.64	12.91

S&P 500 Index		29.88	11.49	15.05	12.96	13.89
EQ/International Managed Volatility - IB	10/29/2009	13.99	3.96	6.46	3.80	4.29
EQ/International Managed Volatility - K	8/25/2011	14.30	4.22	6.74	4.06	5.67

Lipper International Large-Cap Core Funds		14.03	4.35	7.06	4.33	5.39

MSCI EAFE Index		15.32	4.78	7.33	4.80	5.77
ATM International Managed Volatility - K	8/25/2011	14.30	4.21	6.63	4.00	5.51

Lipper International Large-Cap Core Funds		14.03	4.35	7.06	4.33	5.67

MSCI EAFE Index		15.32	4.78	7.33	4.80	6.70
ATM Large Cap Managed Volatility - K	8/25/2011	29.04	10.03	13.69	11.71	13.23

Lipper Large-Cap Core Funds		25.95	10.16	13.68	11.64	13.27

S&P 500 Index		29.88	11.49	15.05	12.96	14.95
ATM Mid Cap Managed Volatility - K	8/25/2011	22.56	5.27	10.52	8.92	11.15

Lipper Small-Cap Core Funds		19.30	3.04	8.98	7.53	10.29

Russell 1000 Index		29.87	10.45	14.76	12.68	14.81

S&P MidCap 400 Index		23.33	6.96	11.71	9.99	12.80
ATM Small Cap Managed Volatility - K	8/25/2011	19.12	(1.23)	7.06	6.75	9.61

Lipper Small-Cap Core Funds		19.30	3.04	8.98	7.53	10.29

Russell 3000 Index		29.29	9.78	14.34	12.33	14.56

Russell 2000 Index		19.71	(0.10)	8.10	7.58	11.05

EQ Allocation Portfolios
EQ/All Asset Growth Allocation - IB	8/1/1988	14.27	3.17	6.74	5.65	8.30
EQ/All Asset Growth Allocation - K	8/28/2012	14.63	3.44	7.02	5.92	6.80

Lipper Alternative Other Funds		11.23	2.53	5.14	4.08	5.57

EQ/All Asset Growth Allocation Index		13.89	4.19	7.05	6.05	N/A
EQ/Conservative Allocation - IB	7/31/2003	6.21	(0.58)	2.09	2.23	3.13
EQ/Conservative Allocation - K	8/28/2012	6.48	(0.33)	2.35	2.48	2.70

Lipper Mixed-Asset Target Allocation Conservative Funds		8.57	0.71	3.70	3.73	4.84

EQ/Conservative Allocation Index		5.95	0.04	2.58	2.74	3.79
EQ/Conservative-Plus Allocation - IB	7/31/2003	9.83	0.73	4.14	3.81	4.29
EQ/Conservative-Plus Allocation - K	11/30/2011	10.09	0.95	4.39	4.07	4.85

Lipper Mixed-Asset Target Allocation Conservative Funds		8.57	0.71	3.70	3.73	4.84

EQ/Conservative-Plus Allocation Index		10.16	1.80	4.89	4.55	5.36
EQ/Moderate Allocation - IA	1/27/1986	11.46	1.24	5.04	4.49	7.15
EQ/Moderate Allocation - IB	7/8/1998	11.41	1.23	5.05	4.48	4.37
EQ/Moderate Allocation - K	11/30/2011	11.71	1.47	5.29	4.74	5.72

Lipper Mixed-Asset Target Allocation Moderate Funds		13.71	2.86	6.12	5.60	7.33

EQ/Moderate Allocation Index		11.99	2.52	5.85	5.24	N/A

1404

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Incep.
EQ/Moderate-Plus Allocation - IB	7/31/2003	15.54	2.66	7.23	6.14	6.28
EQ/Moderate-Plus Allocation - K	11/30/2011	15.79	2.92	7.49	6.41	7.79

Lipper Mixed-Asset Target Allocation Growth Funds		16.96	4.18	7.69	6.72	7.46

EQ/Moderate-Plus Allocation Index		16.38	4.34	8.10	6.97	7.45
EQ/Aggressive Allocation - IB	7/31/2003	19.74	4.43	9.30	7.72	7.24
EQ/Aggressive Allocation - K	11/30/2011	19.99	4.68	9.55	7.99	9.78

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		19.94	5.03	9.00	7.79	7.88

EQ/Aggressive Allocation Index		21.16	6.49	10.48	8.79	8.82
EQ/Ultra Conservative Strategy - IB	9/28/2011	4.85	(0.63)	1.30	1.32	1.46

Lipper Mixed-Asset Target Allocation Conservative Funds		8.57	0.71	3.70	3.73	4.79

EQ/Ultra Conservative Strategy Index		3.89	(0.35)	1.93	2.17	2.33
EQ/Conservative Strategy - IB	4/30/2009	6.67	(0.51)	2.14	2.19	3.17

Lipper Mixed-Asset Target Allocation Conservative Funds		8.57	0.71	3.70	3.73	5.69

EQ/Conservative Strategy Index		6.10	(0.01)	2.64	2.84	3.72
EQ/Conservative Growth Strategy - IB	4/30/2009	10.68	1.04	4.34	3.96	5.28

Lipper Mixed-Asset Target Allocation Conservative Funds		8.57	0.71	3.70	3.73	5.69

EQ/Conservative Growth Strategy Index		10.36	1.71	4.97	4.68	6.07
EQ/Balanced Strategy - IB	4/30/2009	12.85	1.88	5.48	4.85	6.25

Lipper Mixed-Asset Target Allocation Moderate Funds		13.71	2.86	6.12	5.60	8.15

EQ/Balanced Strategy Index		12.81	2.79	6.27	5.73	7.34
EQ/Moderate Growth Strategy - IB	4/30/2009	15.04	2.71	6.61	5.75	7.43

Lipper Mixed-Asset Target Allocation Moderate Funds		13.71	2.86	6.12	5.60	8.15

EQ/Moderate Growth Strategy Index		15.05	3.71	7.43	6.62	8.49
EQ/Growth Strategy - IB	4/30/2009	17.23	3.52	7.72	6.63	8.33

Lipper Mixed-Asset Target Allocation Growth Funds		16.96	4.18	7.69	6.72	9.49

EQ/Growth Strategy Index		17.31	4.63	8.57	7.51	9.64
EQ/Aggressive Growth Strategy - IB	4/12/2012	19.57	4.41	8.83	7.49	8.64

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		19.94	5.03	9.00	7.79	8.82

EQ/Aggressive Growth Strategy Index		19.90	5.80	9.89	8.55	9.68
Equitable Conservative Growth MF/ETF - IB	8/29/2012	9.43	2.43	6.16	4.95	5.62
Equitable Conservative Growth MF/ETF - K	8/29/2012	9.59	2.65	6.41	5.20	5.88

Lipper Mixed-Asset Target Allocation Moderate Funds		13.71	2.86	6.12	5.60	6.54

40% MSCI ACWI (Net) Index / 60% Bloomberg U.S. Aggregate Bond Index		9.97	1.39	4.77	4.57	4.96
Equitable Moderate Growth MF/ETF - IB	2/15/2022	12.85				1.67
Equitable Moderate Growth MF/ETF - K	2/15/2022	13.23				1.94

Lipper Mixed-Asset Target Allocation Moderate Funds		13.71				2.97

60% MSCI ACWI (Net) Index / 40% Bloomberg U.S. Aggregate Bond Index		14.27				2.85

1405

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Incep.
Equitable Growth MF/ETF - IB	2/15/2022	16.59				3.31
Equitable Growth MF/ETF - K	2/15/2022	16.86				3.53

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		19.94				5.66

80% MSCI ACWI (Net) Index / 20% Bloomberg U.S. Aggregate Bond Index		18.69				4.50
Target 2015 Allocation - IB	8/31/2006	7.38	0.17	3.89	3.83	3.83
Target 2015 Allocation - K	11/30/2011	7.65	0.43	4.15	4.09	5.41

Lipper Mixed-Asset Target 2015 Funds		8.77	1.19	4.99	4.85	5.20

Bloomberg U.S. Aggregate Bond Index		1.70	(2.46)	0.36	1.54	3.05

S&P Target Date 2015 Index		9.71	2.38	5.26	5.05	5.23
Target 2025 Allocation - IB	8/31/2006	12.36	2.44	6.38	5.72	5.05
Target 2025 Allocation - K	11/30/2011	12.72	2.69	6.66	5.99	7.50

Lipper Mixed-Asset Target 2025 Funds		12.41	2.28	6.42	5.86	5.61

S&P 500 Index		29.88	11.49	15.05	12.96	10.42

S&P Target Date 2025 Index		11.60	3.15	6.42	6.04	5.97
Target 2035 Allocation - IB	8/31/2006	16.25	4.02	8.15	6.95	5.83
Target 2035 Allocation - K	11/30/2011	16.51	4.28	8.42	7.20	8.82

Lipper Mixed-Asset Target 2035 Funds		16.66	3.83	8.19	7.12	5.76

S&P 500 Index		29.88	11.49	15.05	12.96	10.42

S&P Target Date 2035 Index		16.13	4.78	8.43	7.41	6.79
Target 2045 Allocation - IB	8/31/2006	18.36	4.99	9.16	7.68	6.27
Target 2045 Allocation - K	11/30/2011	18.62	5.24	9.43	7.95	9.76

Lipper Mixed-Asset Target 2045 Funds		20.32	5.25	9.82	8.01	6.30

S&P 500 Index		29.88	11.49	15.05	12.96	10.42

S&P Target Date 2045 Index		19.39	6.03	9.76	8.27	7.28
Target 2055 Allocation - IB	4/30/2015	20.46	5.77	10.14		8.57
Target 2055 Allocation - K	4/30/2015	20.80	6.03	10.43		8.84

Lipper Mixed-Asset Target 2055 Funds		20.81	5.39	9.71		7.91

S&P 500 Index		29.88	11.49	15.05		12.99

S&P Target Date 2055 Index		20.09	6.30	10.08		8.62
1290 VT Moderate Growth Allocation - IB	2/1/2019	15.78	3.54	5.87		6.41

Lipper Mixed-Asset Target Allocation Moderate Funds		13.71	2.86	6.12		6.54

40% BB U.S. Credit Corporate 5-10 Year Index / 18% MSCI EAFE Index / 5% S&P MidCap 400 Index / 35% S&P 500 Index / 2% Russell 2000 Index		16.38	4.76	8.24		8.76
EQ/AB Dynamic Moderate Growth - IB	2/18/2011	13.96	3.44	5.16	4.61	5.04

Lipper Mixed-Asset Target Allocation Moderate Funds		13.71	2.86	6.12	5.60	6.41

40% BB U.S. Intmd Govt Bond Index / 18% MSCI EAFE Index / 4% S&P MidCap 400 Index / 34% S&P 500 Index / 4% Russell 2000 Index		14.97	4.70	7.80	6.68	6.98

1406

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Incep.
EQ/AB Dynamic Growth - IB	4/30/2015	16.52	4.60	6.08		5.04

Lipper Mixed-Asset Target Allocation Growth Funds		16.96	4.18	7.69		6.66

30% BB U.S. Intmd Govt Bond Index / 21% MSCI EAFE Index / 4% S&P MidCap 400 Index / 41% S&P 500 Index / 4% Russell 2000 Index		17.37	5.77	8.98		7.62
EQ/AB Dynamic Aggressive Growth - IB	11/13/2017	19.05	5.50	6.79		5.79

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		19.94	5.03	9.00		7.92

20% BB U.S. Intmd Govt Bd Index / 24% MSCI EAFE Index / 5% S&P MidCap 400 Index / 46% S&P 500 Index / 5% Russell 2000 Index		19.66	6.67	10.05		8.91
EQ/American Century Moderate Growth Allocation - IB	2/1/2019	15.69	2.90	4.86		5.45

Lipper Mixed-Asset Target Allocation Moderate Funds		13.71	2.86	6.12		6.54

40% BB U.S. Credit Corporate 5-10 Year Index / 18% MSCI EAFE Index / 3% S&P MidCap 400 Index / 36% S&P 500 Index / 3% Russell 2000 Index		16.41	4.73	8.24		8.76
EQ/Franklin Moderate Allocation - IB	2/22/2016	11.20	1.84	3.69		4.46

Lipper Mixed-Asset Target Allocation Moderate Funds		13.71	2.86	6.12		6.93

45% BB U.S. Treasury 3-7 Year Index / 26.5% MSCI EAFE Index / 7.5% S&P MidCap 400 Index / 17% S&P 500 Index / 4% Russell 2000 Index		12.01	3.03	6.28		6.64
EQ/Goldman Sachs Moderate Growth Allocation - IB	4/30/2015	13.78	3.15	5.13		4.56

Lipper Mixed-Asset Target Allocation Moderate Funds		13.71	2.86	6.12		5.48

60% MSCI World 100% Hedged to USD (Net) Index / 40% Bloomberg U.S. Treasury 7-10 Year Index		15.08	4.94	8.02		6.84
EQ/Goldman Sachs Growth Allocation - IB	2/1/2019	18.28	5.04	6.58		7.20

Lipper Mixed-Asset Target Allocation Growth Funds		16.96	4.18	7.69		8.10

30% Bloomberg U.S. Credit Corporate 5-10 Year Index / 70% MSCI World 100% Hedged to USD (Net) Index		20.14	7.09	10.00		10.59
EQ/Invesco Moderate Allocation - IB	4/30/2015	11.66	2.61	5.02		3.95

Lipper Mixed-Asset Target Allocation Moderate Funds		13.71	2.86	6.12		5.48

50% BB U.S. Intmd Govt Bd Index / 20% MSCI EAFE Index / 3.5% S&P MidCap 400 Index / 23% S&P 500 Index / 3.5% Russell 2000 Index		11.99	3.37	6.28		5.37
EQ/Invesco Moderate Growth Allocation - IB	2/1/2019	14.88	3.62	6.18		6.67

Lipper Mixed-Asset Target Allocation Moderate Funds		13.71	2.86	6.12		6.54

40% BB U.S. Credit Corporate 5-10 Year Index / 24% MSCI EAFE Index / 4% S&P MidCap 400 Index / 28% S&P 500 Index / 4% Russell 2000 Index		15.43	4.19	7.70		8.20
EQ/JPMorgan Growth Allocation - IB	11/13/2017	15.39	4.17	6.91		5.87

Lipper Mixed-Asset Target Allocation Growth Funds		16.96	4.18	7.69		6.78

65% MSCI World 100% Hedged to USD (Net) Index / 35% Bloomberg U.S. Intermediate Treasury Index		17.79	6.57	9.11		8.17

1407

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics for Senior Officers of the registrant is filed herewith.

(a)(2)(i)	Principal Executive Officer’s Section 302 certification attached hereto.

(a)(2)(ii)	Principal Financial Officer’s Section 302 certification attached hereto.

(b)	Combined Section 906 certification attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer (Principal Executive Officer)
March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer (Principal Executive Officer)
March 7, 2025
By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer (Principal Financial Officer)
March 7, 2025